UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23580

DIMENSIONAL ETF TRUST

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional ETF Trust,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 – April 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

Dimensional California Municipal Bond ETF
DFCA | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional California Municipal Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional California Municipal Bond ETF	$9	0.19%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$401,822
Number of Holdings	329
Portfolio Turnover Rate	21%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	30.1%
School District	20.5%
General	19.7%
Water	7.7%
Higher Education	6.7%
Medical	6.4%
Power	4.6%
Education	1.7%
Information Technology	0.9%
Transportation	0.6%
Tobacco Settlement	0.4%
Airport	0.4%
Utilities	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	12.6%
1 to 3 Years	5.8%
3 to 5 Years	6.3%
5 to 10 Years	21.2%
Greater than 10 Years	54.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFCA

Dimensional Core Fixed Income ETF
DFCF | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Core Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Core Fixed Income ETF	$9	0.17%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$6,616,515
Number of Holdings	1,677
Portfolio Turnover Rate	11%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
U.S. Treasury Obligation	35.1%
U.S. Government Agency Mortgages	21.0%
Financials	16.1%
Energy	5.9%
Health Care	3.6%
Information Technology	2.9%
Utilities	2.8%
Consumer Staples	2.8%
Communication Services	2.7%
Real Estate	2.3%
Consumer Discretionary	2.0%
Industrials	1.5%
Materials	1.2%
Sovereign Bond	0.1%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	13.6%
1 to 3 Years	11.4%
3 to 5 Years	9.4%
5 to 10 Years	28.6%
Greater than 10 Years	37.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFCF

Dimensional Emerging Core Equity Market ETF
DFAE | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Emerging Core Equity Market ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Core Equity Market ETF	$17	0.35%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$5,298,618
Number of Holdings	6,147
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
Tencent Holdings, Ltd.	4.1%
Alibaba Group Holding, Ltd.	2.1%
Samsung Electronics Co., Ltd.	1.8%
HDFC Bank, Ltd.	1.2%
Xiaomi Corp.	1.0%
China Construction Bank Corp.	0.9%
ICICI Bank, Ltd.	0.8%
SK Hynix, Inc.	0.7%
Meituan	0.7%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	27.8%
India	20.6%
Taiwan	17.8%
Korea, Republic of	9.9%
Brazil	3.9%
Saudi Arabia	3.8%
South Africa	2.9%
Mexico	1.8%
United Arab Emirates	1.6%
Malaysia	1.5%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFAE

Dimensional Emerging Markets Core Equity 2 ETF
DFEM | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Core Equity 2 ETF	$19	0.39%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,827,073
Number of Holdings	6,516
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Tencent Holdings, Ltd.	3.6%
Alibaba Group Holding, Ltd.	1.6%
Samsung Electronics Co., Ltd.	1.4%
China Construction Bank Corp.	1.0%
ICICI Bank, Ltd.	0.7%
Ping An Insurance Group Co. of China, Ltd.	0.7%
SK Hynix, Inc.	0.7%
PDD Holdings, Inc.	0.6%
Bharti Airtel, Ltd.	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	28.0%
India	20.6%
Taiwan	17.7%
Korea, Republic of	9.8%
Saudi Arabia	3.9%
Brazil	3.8%
South Africa	3.1%
Mexico	1.7%
United Arab Emirates	1.6%
Malaysia	1.6%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFEM

Dimensional Emerging Markets ex China Core Equity ETF
DEXC | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Emerging Markets ex China Core Equity ETF (the “Fund”) for the period of November 13, 2024 (date of the Fund’s inception) to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets ex China Core Equity ETF	$8[1]	0.43%2,[3]
1	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$153,269
Number of Holdings	3,484
Portfolio Turnover Rate	1%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Samsung Electronics Co., Ltd.	1.4%
HDFC Bank, Ltd.	1.4%
Samsung Electronics Co., Ltd. Registered Shares, GDR	1.4%
ICICI Bank, Ltd.	1.3%
SK Hynix, Inc.	1.1%
Infosys, Ltd.	1.0%
Bharti Airtel, Ltd.	0.8%
Reliance Industries, Ltd.	0.8%
Vale SA	0.5%

Top Countries (% of Total Investments)
India	27.9%
Taiwan	24.8%
Korea, Republic of	13.6%
Saudi Arabia	5.7%
Brazil	5.3%
South Africa	4.4%
Mexico	2.3%
United Arab Emirates	2.2%
Malaysia	2.1%
Indonesia	2.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DEXC

Dimensional Emerging Markets High Profitability ETF
DEHP | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Emerging Markets High Profitability ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets High Profitability ETF	$20	0.41%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$229,136
Number of Holdings	799
Portfolio Turnover Rate	6%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Tencent Holdings, Ltd.	5.8%
PDD Holdings, Inc.	2.5%
Meituan	2.0%
SK Hynix, Inc.	1.7%
Bharti Airtel, Ltd.	1.6%
Kuaishou Technology	1.5%
MediaTek, Inc.	1.5%
BYD Co., Ltd.	1.5%
Infosys, Ltd.	1.4%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	30.1%
India	19.1%
Taiwan	17.9%
Korea, Republic of	9.2%
Saudi Arabia	3.7%
South Africa	3.5%
Brazil	3.0%
Mexico	1.8%
United Arab Emirates	1.7%
Thailand	1.5%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DEHP

Dimensional Emerging Markets Sustainability Core 1 ETF
DFSE | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Sustainability Core 1 ETF	$20	0.41%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$370,180
Number of Holdings	4,234
Portfolio Turnover Rate	7%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4%
Tencent Holdings, Ltd.	3.8%
Alibaba Group Holding, Ltd.	1.7%
Infosys, Ltd.	1.0%
Xiaomi Corp.	0.9%
ICICI Bank, Ltd.	0.9%
Samsung Electronics Co., Ltd.	0.8%
Meituan	0.8%
Samsung Electronics Co., Ltd.	0.7%
China Construction Bank Corp.	0.7%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	29.1%
India	19.2%
Taiwan	18.1%
Korea, Republic of	11.2%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	2.7%
Mexico	2.0%
United Arab Emirates	2.0%
Poland	1.4%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFSE

Dimensional Emerging Markets Value ETF
DFEV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value ETF	$21	0.43%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$927,421
Number of Holdings	3,148
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Reliance Industries, Ltd.	3.1%
Alibaba Group Holding, Ltd.	2.6%
China Construction Bank Corp.	2.3%
Axis Bank, Ltd.	1.6%
Hon Hai Precision Industry Co., Ltd.	1.4%
SK Hynix, Inc.	1.3%
Industrial & Commercial Bank of China, Ltd.	1.3%
Ping An Insurance Group Co. of China, Ltd.	1.2%
Bank of China, Ltd.	1.1%
Saudi National Bank (The)	1.1%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	28.4%
India	20.3%
Taiwan	17.9%
Korea, Republic of	9.9%
Saudi Arabia	3.7%
Brazil	3.5%
South Africa	2.7%
United Arab Emirates	1.8%
Mexico	1.6%
Malaysia	1.5%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFEV

Dimensional Global Core Plus Fixed Income ETF
DFGP | NASDAQ
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Global Core Plus Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Core Plus Fixed Income ETF	$11	0.22%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,428,600
Number of Holdings	1,230
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	32.0%
Sovereign Bond	12.2%
Energy	10.0%
U.S. Government Agency Mortgages	8.0%
Consumer Discretionary	6.9%
Real Estate	5.3%
U.S. Treasury Obligation	5.1%
Communication Services	3.5%
Health Care	3.5%
Industrials	3.4%
Consumer Staples	2.9%
Materials	2.7%
Information Technology	2.7%
Utilities	1.8%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	9.7%
1 to 3 Years	8.2%
3 to 5 Years	5.5%
5 to 10 Years	36.4%
Greater than 10 Years	40.2%
PAGE 1	DFA043025-DFGP

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA043025-DFGP

Dimensional Global Credit ETF
DGCB | NASDAQ
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Global Credit ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Credit ETF	$10	0.20%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$564,598
Number of Holdings	976
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	34.9%
Energy	12.6%
Industrials	7.0%
Utilities	6.0%
Health Care	6.0%
Real Estate	5.5%
Consumer Discretionary	5.2%
Communication Services	5.1%
Sovereign Bond	4.2%
Consumer Staples	3.8%
Information Technology	3.7%
Materials	3.4%
U.S. Treasury Obligation	2.6%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	9.9%
1 to 3 Years	8.9%
3 to 5 Years	6.4%
5 to 10 Years	39.1%
Greater than 10 Years	35.7%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DGCB

Dimensional Global ex US Core Fixed Income ETF
DFGX | NASDAQ
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Global ex US Core Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global ex US Core Fixed Income ETF	$10	0.20%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$812,699
Number of Holdings	543
Portfolio Turnover Rate	8%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	44.6%
Sovereign Bond	17.9%
Consumer Discretionary	6.7%
Industrials	6.4%
Energy	4.9%
Utilities	4.3%
Communication Services	4.0%
Real Estate	3.4%
Consumer Staples	3.4%
Materials	1.8%
Health Care	1.3%
Information Technology	0.7%
U.S. Treasury Obligation	0.6%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	6.7%
1 to 3 Years	4.9%
3 to 5 Years	6.3%
5 to 10 Years	41.5%
Greater than 10 Years	40.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFGX

Dimensional Global Real Estate ETF
DFGR | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Global Real Estate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Real Estate ETF	$11	0.22%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$2,367,420
Number of Holdings	446
Portfolio Turnover Rate	1%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
American Tower Corp.	6.0%
Welltower, Inc.	5.6%
Prologis, Inc.	5.4%
Equinix, Inc.	4.8%
Digital Realty Trust, Inc.	3.1%
Realty Income Corp.	2.9%
Simon Property Group, Inc.	2.9%
Public Storage	2.7%
Crown Castle, Inc.	2.6%
Goodman Group	2.2%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
United States	73.9%
Australia	6.3%
Japan	5.5%
United Kingdom	3.8%
Singapore	2.7%
France	1.8%
Canada	1.1%
Belgium	1.0%
Hong Kong	0.8%
South Africa	0.6%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFGR

Dimensional Global Sustainability Fixed Income ETF
DFSB | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Global Sustainability Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Sustainability Fixed Income ETF	$12	0.24%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$459,914
Number of Holdings	595
Portfolio Turnover Rate	8%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	38.7%
Sovereign Bond	17.3%
U.S. Government Agency Mortgages	8.5%
Consumer Discretionary	6.3%
Information Technology	5.6%
Industrials	4.8%
Health Care	4.4%
U.S. Treasury Obligation	4.3%
Communication Services	4.0%
Energy	2.2%
Real Estate	2.2%
Consumer Staples	0.9%
Utilities	0.5%
Materials	0.3%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	13.1%
1 to 3 Years	8.9%
3 to 5 Years	10.9%
5 to 10 Years	17.8%
Greater than 10 Years	49.3%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFSB

Dimensional Inflation-Protected Securities ETF
DFIP | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Inflation-Protected Securities ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Inflation-Protected Securities ETF	$6	0.11%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$889,280
Number of Holdings	19
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
U.S. Treasury Obligation	100.0%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	0.2%
3 to 5 Years	36.4%
5 to 10 Years	47.5%
Greater than 10 Years	15.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFIP

Dimensional International Core Equity 2 ETF
DFIC | CBOE
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional International Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity 2 ETF	$11	0.22%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$8,682,525
Number of Holdings	4,126
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	1.0%
Novartis AG	0.9%
Toyota Motor Corp.	0.9%
TotalEnergies SE	0.8%
Deutsche Telekom AG	0.7%
Nestle SA	0.7%
Royal Bank of Canada	0.6%
ASML Holding NV	0.6%
Roche Holding AG	0.6%
Sony Group Corp.	0.5%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	22.9%
United Kingdom	11.9%
Canada	11.0%
Germany	9.2%
France	7.9%
Switzerland	7.7%
Australia	5.9%
Italy	3.5%
Netherlands	3.5%
Sweden	2.9%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFIC

Dimensional International Core Equity Market ETF
DFAI | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional International Core Equity Market ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity Market ETF	$9	0.18%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$9,468,190
Number of Holdings	3,850
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Nestle SA	1.1%
SAP SE	1.1%
Roche Holding AG	1.0%
Shell PLC	1.0%
ASML Holding NV	0.9%
HSBC Holdings PLC	0.8%
Toyota Motor Corp.	0.8%
Novo Nordisk A/S	0.8%
AstraZeneca PLC	0.8%
Sony Group Corp.	0.8%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	22.2%
United Kingdom	12.6%
Canada	11.2%
France	8.8%
Germany	8.7%
Switzerland	8.3%
Australia	6.2%
Netherlands	3.5%
Sweden	3.0%
Italy	3.0%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFAI

Dimensional International High Profitability ETF
DIHP | CBOE
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional International High Profitability ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International High Profitability ETF	$14	0.27%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,696,889
Number of Holdings	483
Portfolio Turnover Rate	6%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Roche Holding AG	3.0%
Nestle SA	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.2%
Sony Group Corp.	2.0%
TotalEnergies SE	2.0%
Unilever PLC	1.7%
ASML Holding NV	1.7%
Rheinmetall AG	1.4%
Novo Nordisk A/S	1.4%
Deutsche Telekom AG	1.4%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	21.8%
United Kingdom	13.0%
Canada	10.5%
France	9.5%
Germany	9.2%
Switzerland	9.0%
Australia	6.2%
Netherlands	3.8%
Sweden	2.8%
Italy	2.9%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DIHP

Dimensional International Small Cap ETF
DFIS | CBOE
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional International Small Cap ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap ETF	$20	0.38%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$2,724,167
Number of Holdings	3,442
Portfolio Turnover Rate	7%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Banca Monte dei Paschi di Siena SpA	0.5%
BAWAG Group AG	0.5%
Swissquote Group Holding SA	0.4%
Belimo Holding AG	0.4%
Orion OYJ	0.4%
Unipol Assicurazioni SpA	0.3%
PSP Swiss Property AG	0.3%
thyssenkrupp AG	0.3%
SPIE SA	0.3%
LEG Immobilien SE	0.3%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	23.8%
United Kingdom	12.5%
Canada	10.7%
Switzerland	7.5%
Germany	6.7%
Australia	6.1%
France	5.6%
Italy	4.7%
Sweden	3.4%
Finland	2.9%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFIS

Dimensional International Small Cap Value ETF
DISV | CBOE
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional International Small Cap Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap Value ETF	$22	0.42%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$2,805,167
Number of Holdings	1,471
Portfolio Turnover Rate	6%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Banca Monte dei Paschi di Siena SpA	0.9%
Banca Popolare di Sondrio SPA	0.7%
IAMGOLD Corp.	0.7%
Lion Finance Group PLC	0.7%
Bellway PLC	0.7%
Eldorado Gold Corp.	0.6%
Swiss Prime Site AG	0.6%
Sydbank A/S	0.6%
TBC Bank Group PLC	0.6%
TP ICAP Group PLC	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	25.1%
United Kingdom	13.6%
Canada	10.3%
Australia	7.2%
Switzerland	6.5%
Germany	5.9%
France	5.4%
Italy	4.8%
Sweden	3.4%
Denmark	2.8%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DISV

Dimensional International Sustainability Core 1 ETF
DFSI | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional International Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Sustainability Core 1 ETF	$12	0.24%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$675,634
Number of Holdings	2,886
Portfolio Turnover Rate	6%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
ASML Holding NV	1.2%
Novartis AG	1.1%
Roche Holding AG	1.0%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
Novo Nordisk A/S	1.0%
Unilever PLC	0.9%
AstraZeneca PLC	0.9%
Toyota Motor Corp.	0.8%
Royal Bank of Canada	0.8%
Sony Group Corp.	0.8%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	20.3%
United Kingdom	12.8%
Canada	10.3%
France	8.7%
Germany	8.6%
Switzerland	8.2%
Australia	5.2%
Netherlands	5.1%
Sweden	4.1%
United States	0.3%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFSI

Dimensional International Value ETF
DFIV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional International Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Value ETF	$14	0.27%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$10,788,946
Number of Holdings	545
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	3.0%
TotalEnergies SE	1.9%
Zurich Insurance Group AG	1.4%
BASF SE	1.3%
Holcim AG	1.3%
HSBC Holdings PLC	1.3%
Banco Santander SA	1.3%
Cie de Saint-Gobain SA	1.2%
Swiss Re AG	1.2%
Novartis AG	1.1%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	21.6%
United Kingdom	12.1%
Canada	10.6%
France	9.9%
Switzerland	9.6%
Germany	9.1%
Australia	5.2%
Netherlands	4.7%
Spain	2.9%
Sweden	2.7%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFIV

Dimensional National Municipal Bond ETF
DFNM | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional National Municipal Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional National Municipal Bond ETF	$8	0.17%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,531,506
Number of Holdings	1,028
Portfolio Turnover Rate	18%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	44.6%
School District	18.4%
General	8.1%
Medical	5.6%
Water	5.4%
Power	4.1%
Transportation	4.0%
Higher Education	3.4%
Utilities	2.9%
Education	2.2%
Airport	0.8%
Development	0.2%
Other	0.2%
Facilities	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	13.7%
1 to 3 Years	17.2%
3 to 5 Years	14.1%
5 to 10 Years	13.1%
Greater than 10 Years	41.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFNM

Dimensional Short-Duration Fixed Income ETF
DFSD | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Short-Duration Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Short-Duration Fixed Income ETF	$8	0.16%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,453,490
Number of Holdings	1,247
Portfolio Turnover Rate	12%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	48.3%
Health Care	7.5%
Energy	7.4%
U.S. Treasury Obligation	6.2%
Consumer Discretionary	6.0%
Real Estate	6.0%
Information Technology	4.8%
Industrials	4.3%
Consumer Staples	3.0%
Communication Services	2.1%
Sovereign Bond	1.8%
Utilities	1.7%
Materials	0.9%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	11.8%
1 to 3 Years	17.6%
3 to 5 Years	70.1%
5 to 10 Years	0.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFSD

Dimensional U.S. Core Equity 2 ETF
DFAC | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Core Equity 2 ETF	$8	0.17%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$30,784,032
Number of Holdings	2,574
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	5.2%
Microsoft Corp.	4.6%
NVIDIA Corp.	4.3%
Meta Platforms, Inc.	2.3%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.2%
Eli Lilly & Co.	1.2%
JPMorgan Chase & Co.	1.1%
Berkshire Hathaway, Inc.	1.1%
Alphabet, Inc.	1.0%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	23.7%
Financials	17.3%
Industrials	13.4%
Health Care	10.3%
Consumer Discretionary	10.0%
Communication Services	7.9%
Consumer Staples	6.4%
Energy	4.7%
Materials	3.7%
Utilities	2.2%
Real Estate	0.4%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFAC

Dimensional U.S. Equity Market ETF
DFUS | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional U.S. Equity Market ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Equity Market ETF	$4	0.09%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$13,494,194
Number of Holdings	2,469
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.2%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc.	2.3%
Berkshire Hathaway, Inc.	1.9%
Alphabet, Inc. Class A	1.7%
Broadcom, Inc.	1.7%
Alphabet, Inc. Class C	1.6%
Tesla, Inc.	1.6%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	29.0%
Financials	15.4%
Health Care	10.9%
Consumer Discretionary	10.9%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	6.0%
Energy	3.3%
Utilities	2.7%
Materials	2.4%
Real Estate	0.2%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFUS

Dimensional US Marketwide Value ETF
DFUV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional US Marketwide Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Marketwide Value ETF	$10	0.21%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$10,711,714
Number of Holdings	1,303
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.7%
Berkshire Hathaway, Inc.	4.0%
Exxon Mobil Corp.	3.6%
UnitedHealth Group, Inc.	1.9%
Chevron Corp.	1.9%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.7%
AT&T, Inc.	1.6%
Verizon Communications, Inc.	1.5%
Abbott Laboratories	1.3%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	25.8%
Health Care	15.0%
Industrials	14.4%
Energy	11.4%
Information Technology	9.4%
Communication Services	7.5%
Materials	6.4%
Consumer Discretionary	4.9%
Consumer Staples	4.5%
Real Estate	0.6%
Utilities	0.1%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFUV

Dimensional U.S. Small Cap ETF
DFAS | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional U.S. Small Cap ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Small Cap ETF	$12	0.26%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$9,078,999
Number of Holdings	2,046
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Sprouts Farmers Market, Inc.	0.6%
BellRing Brands, Inc.	0.3%
United States Steel Corp.	0.3%
Carpenter Technology Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
ExlService Holdings, Inc.	0.3%
Wintrust Financial Corp.	0.2%
Ensign Group, Inc. (The)	0.2%
Range Resources Corp.	0.2%
Kyndryl Holdings, Inc.	0.2%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	21.1%
Industrials	20.8%
Consumer Discretionary	13.8%
Information Technology	11.8%
Health Care	10.3%
Materials	6.1%
Energy	4.7%
Consumer Staples	4.4%
Utilities	3.5%
Communication Services	2.9%
Real Estate	0.6%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFAS

Dimensional U.S. Targeted Value ETF
DFAT | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional U.S. Targeted Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Targeted Value ETF	$13	0.28%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$9,642,685
Number of Holdings	1,520
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Molson Coors Beverage Co.	0.6%
United States Steel Corp.	0.6%
Ally Financial, Inc.	0.6%
TD SYNNEX Corp.	0.6%
First Horizon Corp.	0.6%
Mosaic Co. (The)	0.5%
SouthState Corp.	0.5%
Unum Group	0.5%
Conagra Brands, Inc.	0.5%
J.M. Smucker Co. (The)	0.5%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	29.9%
Industrials	15.9%
Consumer Discretionary	13.9%
Energy	8.4%
Materials	7.0%
Consumer Staples	6.8%
Health Care	6.5%
Information Technology	6.4%
Communication Services	3.8%
Real Estate	1.1%
Utilities	0.3%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFAT

Dimensional Ultrashort Fixed Income ETF
DUSB | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Ultrashort Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Ultrashort Fixed Income ETF	$8	0.15%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,183,049
Number of Holdings	439
Portfolio Turnover Rate	8%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	42.8%
Industrials	8.2%
Utilities	8.2%
Energy	5.1%
U.S. Treasury Obligation	5.1%
Consumer Staples	5.1%
Materials	4.8%
Consumer Discretionary	4.7%
Health Care	4.3%
Real Estate	4.2%
Information Technology	3.8%
Sovereign Bond	1.9%
Communication Services	1.8%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	81.0%
1 to 3 Years	19.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DUSB

Dimensional US Core Equity 1 ETF
DCOR | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional US Core Equity 1 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity 1 ETF	$7	0.14%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,511,664
Number of Holdings	2,263
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	5.3%
Microsoft Corp.	4.7%
NVIDIA Corp.	4.6%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc.	2.0%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%
Alphabet, Inc. Class A	1.4%
Eli Lilly & Co.	1.4%
Alphabet, Inc. Class C	1.2%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	24.3%
Financials	17.3%
Industrials	12.6%
Consumer Discretionary	10.2%
Health Care	10.1%
Communication Services	8.5%
Consumer Staples	6.4%
Energy	4.4%
Materials	3.3%
Utilities	2.6%
Real Estate	0.3%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DCOR

Dimensional US Core Equity Market ETF
DFAU | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional US Core Equity Market ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity Market ETF	$6	0.12%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$7,339,950
Number of Holdings	2,376
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc.	2.3%
Alphabet, Inc. Class A	1.6%
Berkshire Hathaway, Inc.	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc. Class C	1.4%
Eli Lilly & Co.	1.4%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	27.7%
Financials	15.5%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	10.5%
Communication Services	8.9%
Consumer Staples	6.2%
Energy	3.8%
Utilities	2.8%
Materials	2.7%
Real Estate	0.3%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFAU

Dimensional US High Profitability ETF
DUHP | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional US High Profitability ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US High Profitability ETF	$10	0.20%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$7,619,441
Number of Holdings	174
Portfolio Turnover Rate	1%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	5.2%
NVIDIA Corp.	5.2%
Eli Lilly & Co.	5.1%
Visa, Inc.	4.8%
Microsoft Corp.	4.4%
Mastercard, Inc.	3.3%
Costco Wholesale Corp.	3.0%
AbbVie, Inc.	3.0%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	25.7%
Health Care	17.0%
Industrials	16.5%
Financials	12.1%
Consumer Staples	11.1%
Consumer Discretionary	9.8%
Energy	3.8%
Communication Services	2.0%
Materials	1.2%
Utilities	0.8%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DUHP

Dimensional US Large Cap Value ETF
DFLV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional US Large Cap Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Value ETF	$10	0.20%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,205,567
Number of Holdings	342
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	4.0%
Berkshire Hathaway, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
Johnson & Johnson	2.3%
Chevron Corp.	2.0%
Cisco Systems, Inc.	1.9%
AT&T, Inc.	1.8%
Verizon Communications, Inc.	1.4%
Comcast Corp.	1.3%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	24.3%
Health Care	15.8%
Industrials	13.4%
Energy	12.3%
Information Technology	9.3%
Communication Services	7.7%
Materials	7.2%
Consumer Staples	5.4%
Consumer Discretionary	4.0%
Real Estate	0.6%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFLV

Dimensional US Large Cap Vector ETF
DFVX | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional US Large Cap Vector ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Vector ETF	$10	0.21%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$396,497
Number of Holdings	348
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Microsoft Corp.	5.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc.	4.5%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc. Class A	2.6%
Alphabet, Inc. Class C	2.2%
Exxon Mobil Corp.	2.1%
Johnson & Johnson	2.0%
Visa, Inc.	2.0%
Procter & Gamble Co. (The)	1.6%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	15.2%
Financials	15.1%
Industrials	14.5%
Communication Services	13.3%
Health Care	11.3%
Consumer Discretionary	9.5%
Consumer Staples	9.4%
Energy	7.2%
Materials	3.8%
Utilities	0.5%
Real Estate	0.2%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFVX

Dimensional US Real Estate ETF
DFAR | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional US Real Estate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Real Estate ETF	$9	0.19%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,298,693
Number of Holdings	132
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
American Tower Corp.	8.2%
Prologis, Inc.	7.4%
Equinix, Inc.	6.4%
Welltower, Inc.	4.7%
Digital Realty Trust, Inc.	4.3%
Realty Income Corp.	4.1%
Simon Property Group, Inc.	4.1%
Public Storage	3.8%
Crown Castle, Inc.	3.6%
VICI Properties, Inc.	2.7%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Real Estate	100.0%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFAR

Dimensional US Small Cap Value ETF
DFSV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional US Small Cap Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Small Cap Value ETF	$14	0.29%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,153,674
Number of Holdings	1,012
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
United States Steel Corp.	0.9%
Webster Financial Corp.	0.7%
Lithia Motors, Inc.	0.7%
Old National Bancorp	0.6%
Post Holdings, Inc.	0.6%
Mohawk Industries, Inc.	0.6%
MGIC Investment Corp.	0.6%
Taylor Morrison Home Corp.	0.6%
Prosperity Bancshares, Inc.	0.6%
BorgWarner, Inc.	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	30.5%
Industrials	18.0%
Consumer Discretionary	14.5%
Energy	9.4%
Materials	6.9%
Information Technology	6.1%
Health Care	5.6%
Consumer Staples	4.4%
Communication Services	2.9%
Real Estate	1.0%
Utilities	0.7%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFSV

Dimensional US Sustainability Core 1 ETF
DFSU | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional US Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Sustainability Core 1 ETF	$7	0.15%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,279,676
Number of Holdings	1,909
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.2%
NVIDIA Corp.	5.2%
Meta Platforms, Inc.	3.2%
Amazon.com, Inc.	2.5%
Microsoft Corp.	2.3%
Alphabet, Inc. Class A	1.7%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.5%
Alphabet, Inc. Class C	1.4%
Broadcom, Inc.	1.3%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	24.1%
Financials	18.8%
Industrials	13.0%
Health Care	12.1%
Consumer Discretionary	11.6%
Communication Services	9.6%
Consumer Staples	5.4%
Materials	2.6%
Energy	1.5%
Utilities	0.9%
Real Estate	0.4%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFSU

Dimensional World Equity ETF
DFAW | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional World Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World Equity ETF	$12	0.25%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$665,368
Number of Holdings	6
Portfolio Turnover Rate	3%*
*	Calculated based on weighted average of each of the Fund’s underlying investments.
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
Dimensional U.S. Core Equity 2 ETF	52.5%
Dimensional International Core Equity 2 ETF	19.8%
Dimensional US Core Equity 1 ETF	17.6%
Dimensional Emerging Markets Core Equity 2 ETF	8.0%
Dimensional Global Real Estate ETF	2.1%
Excludes cash investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFAW

Dimensional World ex U.S. Core Equity 2 ETF
DFAX | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional World ex U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World ex U.S. Core Equity 2 ETF	$14	0.28%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$7,858,204
Number of Holdings	10,268
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	1.3%
Novartis AG	0.8%
Tencent Holdings, Ltd.	0.7%
Shell PLC	0.7%
Toyota Motor Corp.	0.7%
Samsung Electronics Co., Ltd.	0.6%
TotalEnergies SE	0.6%
Nestle SA	0.5%
Royal Bank of Canada	0.5%
Deutsche Telekom AG	0.4%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	15.7%
China	8.4%
Canada	7.8%
United Kingdom	7.4%
Germany	6.2%
India	5.9%
Switzerland	5.6%
France	5.6%
Taiwan	5.5%
Australia	4.2%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFAX

Dimensional US Vector Equity ETF
DXUV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional US Vector Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Vector Equity ETF	$13	0.27%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$189,653
Number of Holdings	1,995
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	4.4%
Microsoft Corp.	3.8%
NVIDIA Corp.	3.7%
Meta Platforms, Inc.	2.2%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class A	1.0%
Eli Lilly & Co.	1.0%
Alphabet, Inc. Class C	0.9%
Johnson & Johnson	0.8%
JPMorgan Chase & Co.	0.8%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	19.0%
Financials	18.9%
Industrials	15.8%
Consumer Discretionary	11.0%
Health Care	9.8%
Consumer Staples	7.1%
Communication Services	6.9%
Energy	5.4%
Materials	4.6%
Utilities	1.2%
Real Estate	0.3%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DXUV

Dimensional International Vector Equity ETF
DXIV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional International Vector Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Vector Equity ETF	$17	0.32%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$80,583
Number of Holdings	2,710
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
TotalEnergies SE	1.1%
Shell PLC	0.7%
Novartis AG	0.7%
Nestle SA	0.7%
Deutsche Telekom AG	0.7%
Toyota Motor Corp.	0.6%
Roche Holding AG	0.6%
BHP Group, Ltd.	0.6%
Sony Group Corp.	0.5%
BASF SE	0.5%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	23.3%
Canada	11.4%
United Kingdom	10.5%
Germany	9.1%
France	7.9%
Switzerland	7.4%
Australia	6.2%
Netherlands	3.7%
Italy	3.2%
Sweden	3.0%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DXIV

(b)  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	Please see the Schedules of Investments contained in the Semi-Annual Financial Statements & Other Information included under Item 7 of this Report.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Please see Financial Statements included below.

(b) Please see Financial Highlights included below.

DIMENSIONAL ETF TRUST
Semi-Annual Financial Statements & Other Information
Six Months Ended: April 30, 2025 (Unaudited)
Dimensional U.S. Equity Market ETF (formerly, Dimensional U.S. Equity ETF)
Dimensional U.S. Small Cap ETF
Dimensional U.S. Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF
Dimensional US Marketwide Value ETF
Dimensional International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF

**Blank Page**

DIMENSIONAL ETF TRUST
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 270
Item 9 - Proxy Disclosures for Open End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 271
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 272
Item 11 - Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . . 274
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
(Unaudited)
Schedules of Investments
Investment Abbreviations
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
ADR American Depositary Receipt
CVR Contingent Value Rights
GDR Global Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Investment Footnotes
* Non-Income Producing Securities
(r) Rate disclosed is the seven day yield as of April 30, 2025.
< Security was valued using significant unobservable inputs as of April 30, 2025
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE
Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)
Annualized for periods less than one year
(f)
Excludes impact of in-kind transactions
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission

3
Dimensional U.S. Equity Market ETF
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — ( 98 .0% )
COMMUNICATION SERVICES — ( 9 .0% )
#*Advantage Solutions, Inc. 16,640 $ 22,298
Alphabet, Inc., Class A 1,480,974 235,178,671
Alphabet, Inc., Class C 1,325,697 213,291,390
#*Altice USA, Inc., Class A 45,518 112,885
*AMC Networks, Inc., Class A 5,279 33,786
*Angi, Inc. 812 9,306
*Anterix, Inc. 1,872 55,879
#*AST SpaceMobile, Inc. 2,164 50,226
AT&T, Inc. 1,836,409 50,868,529
*Atlanta Braves Holdings, Inc. 9,603 382,776
#*Atlanta Braves Holdings, Inc. 1,097 47,665
ATN International, Inc. 1,619 28,640
*Bandwidth, Inc., Class A 5,055 62,783
*Boston Omaha Corp., Class A 3,594 55,815
*Bumble, Inc., Class A 3,112 13,133
#Cable One, Inc. 1,003 268,072
#*Cardlytics, Inc. 4,929 7,098
*Cargurus, Inc. 29,653 829,098
*Cars.com, Inc. 14,394 167,546
#*Charter Communications, Inc.,
Class A 24,118 9,450,879
#Cinemark Holdings, Inc. 30,228 904,119
Cogent Communications
Holdings, Inc. 11,335 616,057
Comcast Corp., Class A 981,020 33,550,883
*E.W. Scripps Co. (The), Class A 5,860 11,779
#*EchoStar Corp., Class A 13,957 313,753
Electronic Arts, Inc. 66,266 9,614,534
Entravision Communications
Corp., Class A 7,234 13,238
*Eventbrite, Inc., Class A 20,022 42,447
*EverQuote, Inc., Class A 26,497 629,039
Fox Corp., Class A 62,319 3,102,863
Fox Corp., Class B 42,739 1,976,251
*Frontier Communications Parent,
Inc. 35,879 1,300,614
*Gaia, Inc. 3,612 18,927
#*Gambling.com Group, Ltd. 11,300 145,431
*Gannett Co., Inc. 29,034 92,909
*Globalstar, Inc. 3,581 68,827
#*Gogo, Inc. 12,888 97,562
Gray Media, Inc. 13,571 45,463
IDT Corp., Class B 6,585 330,896
#*IMAX Corp. 16,138 392,638
*Integral Ad Science Holding
Corp. 19,370 136,946
Interpublic Group of Cos., Inc.
(The) 85,554 2,149,116
Iridium Communications, Inc. 25,971 626,680
John Wiley & Sons, Inc., Class A 12,041 525,469
*Liberty Broadband Corp., Class
A 4,472 398,232
*Liberty Broadband Corp., Class
C 32,047 2,896,728
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Global, Ltd., Class A 26,627 $ 291,566
*Liberty Global, Ltd., Class C 53,369 605,204
*Liberty Latin America, Ltd., Class
A 11,274 61,105
*Liberty Latin America, Ltd., Class
C 39,850 219,175
*Liberty Media Corp.-Liberty Live 7,602 543,619
*Liberty Media Corp.-Liberty Live 3,181 222,606
*Liberty Media Corp-Liberty
Formula One 55,757 4,943,973
*Liberty Media Corp-Liberty
Formula One 5,077 408,952
#*Live Nation Entertainment, Inc. 45,203 5,987,137
*Lumen Technologies, Inc. 292,275 1,034,654
*Madison Square Garden
Entertainment Corp. 13,313 431,874
*Madison Square Garden Sports
Corp. 3,794 730,611
#*Magnite, Inc. 55,052 654,568
Marcus Corp. (The) 4,666 76,102
Match Group, Inc. 65,762 1,950,501
Meta Platforms, Inc., Class A 567,921 311,788,629
National CineMedia, Inc. 12,805 73,373
*Netflix, Inc. 111,037 125,662,794
New York Times Co. (The), Class
A 39,328 2,047,416
News Corp., Class A 101,530 2,753,494
#News Corp., Class B 33,289 1,045,940
Nexstar Media Group, Inc. 10,918 1,633,988
*Nextdoor Holdings, Inc. 77,237 113,538
Omnicom Group, Inc. 51,569 3,927,495
*Outbrain, Inc. 2,082 7,370
Paramount Global, Class A 5,128 116,200
#Paramount Global, Class B 75,800 889,892
*Pinterest, Inc., Class A 154,938 3,923,030
*PubMatic, Inc., Class A 7,640 74,643
*QuinStreet, Inc. 18,022 315,745
*Reservoir Media, Inc. 1,724 12,930
*ROBLOX Corp., Class A 134,159 8,995,361
*Roku, Inc. 33,907 2,311,779
Saga Communications, Inc.,
Class A 552 6,265
Scholastic Corp. 5,755 103,763
Shenandoah Telecommunications
Co. 10,081 112,302
#Shutterstock, Inc. 4,837 77,199
Sinclair, Inc. 14,497 208,757
#Sirius XM Holdings, Inc. 49,322 1,056,477
*Snap, Inc., Class A 287,023 2,284,703
#*Sphere Entertainment Co. 7,941 216,392
Spok Holdings, Inc. 2,839 40,711
*Spotify Technology SA 39,842 24,462,191
*Stagwell, Inc. 29,473 164,459
#*Starz Entertainment Corp.,
Class A 7,250 64,380

4
Dimensional U.S. Equity Market ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Starz Entertainment Corp., Class
B 28,315 $ 225,954
#*Sunrise Communications AG,
ADR 28,613 1,542,813
*Take-Two Interactive Software,
Inc. 46,385 10,822,548
*TechTarget, Inc. 4,984 39,722
TEGNA, Inc. 46,095 748,122
Telephone and Data Systems,
Inc. 25,018 937,925
*Thryv Holdings, Inc. 5,650 77,405
TKO Group Holdings, Inc. 20,051 3,266,508
T-Mobile US, Inc. 134,779 33,283,674
#Townsquare Media, Inc., Class
A 1,541 10,201
*Trade Desk, Inc. (The), Class A 117,830 6,319,223
*Travelzoo 1,595 22,123
*TripAdvisor, Inc. 21,439 266,916
*TrueCar, Inc. 8,736 13,017
*United States Cellular Corp. 4,641 318,651
Verizon Communications, Inc. 1,093,230 48,167,714
*Vimeo, Inc. 45,498 229,310
#*Vivid Seats, Inc., Class A 6,801 19,111
Walt Disney Co. (The) 469,986 42,745,227
*Warner Bros Discovery, Inc. 619,113 5,367,710
Warner Music Group Corp., Class
A 43,222 1,316,110
*Yelp, Inc. 17,362 609,059
*Zedge, Inc., Class B 68 165
*Ziff Davis, Inc. 4,710 139,086
*ZoomInfo Technologies, Inc. 1,084 9,279
TOTAL COMMUNICATION
SERVICES 1,240,088,312
CONSUMER DISCRETIONARY — ( 10 .7% )
#*1-800-Flowers.com, Inc., Class
A 3,914 21,644
*Abercrombie & Fitch Co. 13,433 932,519
Academy Sports & Outdoors, Inc. 21,117 795,689
*Accel Entertainment, Inc. 5,607 57,752
#Acushnet Holdings Corp. 8,788 581,941
*Adient PLC 15,553 196,745
ADT, Inc. 102,866 824,985
*Adtalem Global Education, Inc. 9,547 1,013,891
Advance Auto Parts, Inc. 11,234 367,576
*Airbnb, Inc., Class A 115,248 14,051,036
#A-Mark Precious Metals, Inc. 4,368 106,404
*Amazon.com, Inc. 2,474,552 456,356,880
*American Axle & Manufacturing
Holdings, Inc. 21,777 83,188
#American Eagle Outfitters, Inc. 46,282 487,349
*American Outdoor Brands, Inc. 1,353 15,187
*American Public Education, Inc. 2,127 49,984
*America's Car-Mart, Inc. 1,343 63,685
#*Aptiv PLC 60,353 3,443,742
Aramark 65,086 2,175,825
#*Arhaus, Inc. 18,404 144,655
Arko Corp. 11,157 44,907
*Asbury Automotive Group, Inc. 4,490 979,449
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Autoliv, Inc. 19,553 $ 1,822,926
*AutoNation, Inc. 7,468 1,300,552
*AutoZone, Inc. 4,324 16,269,482
Bassett Furniture Industries, Inc. 306 5,401
Bath & Body Works, Inc. 51,682 1,576,818
*Beazer Homes USA, Inc. 6,730 131,639
Best Buy Co., Inc. 52,264 3,485,486
#*Beyond, Inc. 8,138 33,122
*Biglari Holdings, Inc., Class A 20 22,940
*Biglari Holdings, Inc., Class B 93 21,661
#*Birkenstock Holding PLC 10,071 517,952
*BJ's Restaurants, Inc. 5,139 171,077
Bloomin' Brands, Inc. 16,002 128,336
Booking Holdings, Inc. 8,543 43,563,149
#*Boot Barn Holdings, Inc. 8,123 847,554
BorgWarner, Inc. 63,380 1,798,724
*Bright Horizons Family Solutions,
Inc. 13,241 1,660,686
*Brinker International, Inc. 11,468 1,540,152
Brunswick Corp. 14,544 669,751
Buckle, Inc. (The) 10,258 356,568
Build-A-Bear Workshop, Inc. 3,722 131,312
*Burlington Stores, Inc. 17,507 3,939,775
*Caesars Entertainment, Inc. 49,902 1,350,348
#Caleres, Inc. 7,347 111,968
Camping World Holdings, Inc.,
Class A 14,030 169,202
*CarMax, Inc. 41,202 2,664,533
*Carnival Corp. 272,444 4,996,623
Carriage Services, Inc. 2,988 119,400
Carter's, Inc. 7,858 259,707
*Carvana Co. 34,145 8,343,331
Cato Corp. (The), Class A 626 1,477
*Cava Group, Inc. 7,340 678,436
*Cavco Industries, Inc. 1,906 941,278
Century Communities, Inc. 8,646 471,553
*Champion Homes, Inc. 14,522 1,256,153
#Cheesecake Factory, Inc. (The) 14,391 724,875
*Chewy, Inc., Class A 56,276 2,110,350
*Chipotle Mexican Grill, Inc. 351,527 17,759,144
#Choice Hotels International, Inc. 5,537 698,271
#Churchill Downs, Inc. 14,702 1,329,208
*Citi Trends, Inc. 2,530 56,495
#Clarus Corp. 2,260 7,435
#Columbia Sportswear Co. 7,709 479,269
*Cooper-Standard Holdings, Inc. 1,702 24,968
*Coupang, Inc. 412,678 9,644,285
*Coursera, Inc. 2,639 22,220
#Cracker Barrel Old Country
Store, Inc. 4,000 170,800
*Crocs, Inc. 15,911 1,534,139
*Culp, Inc. 1,492 5,670
D.R. Horton, Inc. 76,475 9,661,851
Dana, Inc. 42,439 583,112
Darden Restaurants, Inc. 30,849 6,189,543
#*Dave & Buster's Entertainment,
Inc. 7,346 140,970
*Deckers Outdoor Corp. 40,025 4,435,971

5
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Denny's Corp. 8,748 $ 32,280
#Designer Brands, Inc., Class A 8,875 24,761
*Destination XL Group, Inc. 12,129 12,003
Dick's Sporting Goods, Inc. 14,913 2,799,767
#Dillard's, Inc., Class A 1,112 385,486
Dine Brands Global, Inc. 2,110 42,010
Domino's Pizza, Inc. 9,119 4,471,684
*DoorDash, Inc., Class A 91,198 17,591,182
*Dorman Products, Inc. 6,690 757,977
*DraftKings, Inc. 125,913 4,191,644
#*Dream Finders Homes, Inc.,
Class A 7,225 163,719
*Duolingo, Inc. 11,511 4,483,304
*Dutch Bros, Inc., Class A 33,093 1,976,976
eBay, Inc. 125,276 8,538,812
*El Pollo Loco Holdings, Inc. 3,290 30,761
Ethan Allen Interiors, Inc. 5,746 163,359
#*Etsy, Inc. 26,315 1,144,176
#*European Wax Center, Inc.,
Class A 7,691 23,996
*Everi Holdings, Inc. 11,576 162,643
Expedia Group, Inc. 34,068 5,346,291
#*Figs, Inc., Class A 26,388 106,344
*First Watch Restaurant Group,
Inc. 10,738 189,633
*Five Below, Inc. 7,415 562,724
Flanigan's Enterprises, Inc. 313 7,669
Flexsteel Industries, Inc. 186 6,211
*Floor & Decor Holdings, Inc.,
Class A 26,444 1,889,159
*Flutter Entertainment PLC 21,342 5,143,209
*Foot Locker, Inc. 25,767 316,161
Ford Motor Co. 1,073,006 10,740,790
*Fox Factory Holding Corp. 7,802 158,459
*Frontdoor, Inc. 14,069 578,377
*Funko, Inc., Class A 14,799 59,344
#*GameStop Corp., Class A 105,817 2,948,062
Gap, Inc. (The) 90,769 1,987,841
Garmin, Ltd. 41,455 7,746,696
#Garrett Motion, Inc. 28,117 259,239
General Motors Co. 263,585 11,924,585
*Genesco, Inc. 2,375 46,075
Gentex Corp. 53,166 1,157,955
*Gentherm, Inc. 7,214 187,636
Genuine Parts Co. 36,234 4,259,307
*G-III Apparel Group, Ltd. 12,184 307,280
#*Global Business Travel Group I 10,864 72,897
Golden Entertainment, Inc. 3,497 89,873
*Good Times Restaurants, Inc. 4,315 8,414
*Goodyear Tire & Rubber Co.
(The) 47,096 512,404
Graham Holdings Co., Class B 794 730,520
*Grand Canyon Education, Inc. 9,065 1,616,924
*Green Brick Partners, Inc. 9,519 561,526
Group 1 Automotive, Inc. 3,528 1,424,007
#*Groupon, Inc. 236 4,298
#*GrowGeneration Corp. 5,806 6,793
#Guess?, Inc. 5,581 62,786
H&R Block, Inc. 34,626 2,090,372
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Hamilton Beach Brands Holding
Co., Class A 265 $ 5,247
*Hanesbrands, Inc. 136,394 626,048
Harley-Davidson, Inc. 29,873 669,753
Hasbro, Inc. 34,428 2,131,093
Haverty Furniture Cos., Inc. 2,060 37,410
*Helen of Troy, Ltd. 2,399 66,836
*Hilton Grand Vacations, Inc. 18,784 631,706
Hilton Worldwide Holdings, Inc. 63,352 14,284,609
*Holley, Inc. 6,608 14,207
Home Depot, Inc. (The) 257,841 92,949,102
Hooker Furnishings Corp. 3,546 34,042
*Hovnanian Enterprises, Inc.,
Class A 1,288 124,678
#Hyatt Hotels Corp., Class A 10,953 1,234,184
#Installed Building Products, Inc. 6,105 1,012,392
International Game Technology
PLC 7,805 128,002
#*iRobot Corp. 6,084 14,906
J Jill, Inc. 226 3,440
#Jack in the Box, Inc. 3,400 88,536
JAKKS Pacific, Inc. 1,034 19,946
Johnson Outdoors, Inc., Class A 1,187 27,099
KB Home 14,443 780,355
#Kohl's Corp. 24,525 164,317
Kontoor Brands, Inc. 19,493 1,172,504
#Krispy Kreme, Inc. 18,810 77,121
#*Kura Sushi USA, Inc., Class A 1,061 62,472
Lakeland Industries, Inc. 1,000 16,330
*Lands' End, Inc. 1,303 11,571
*Landsea Homes Corp. 1,210 7,381
Las Vegas Sands Corp. 106,789 3,915,953
*Latham Group, Inc. 7,691 42,031
*Laureate Education, Inc. 34,515 692,716
La-Z-Boy, Inc. 12,326 486,877
#LCI Industries 7,434 573,013
Lear Corp. 11,160 956,970
*Legacy Housing Corp. 2,087 50,766
Leggett & Platt, Inc. 7,378 70,976
#Lennar Corp., Class A 60,241 6,542,775
#Lennar Corp., Class B 2,757 284,991
*Leslie's, Inc. 6,854 4,114
Levi Strauss & Co., Class A 24,592 393,718
*LGI Homes, Inc. 4,591 250,715
*Life Time Group Holdings, Inc. 23,148 709,718
Lifetime Brands, Inc. 300 1,092
*Light & Wonder, Inc. 19,851 1,694,878
*Lincoln Educational Services
Corp. 4,549 76,878
*Lindblad Expeditions Holdings,
Inc. 5,402 47,754
Lithia Motors, Inc. 6,799 1,990,475
LKQ Corp. 67,510 2,579,557
#*Lovesac Co. (The) 2,870 55,821
Lowe's Cos., Inc. 145,230 32,467,619
#*Lucid Group, Inc. 136,107 341,629
#Lucky Strike Entertainment
Corp. 5,823 54,736
*Lululemon Athletica, Inc. 28,483 7,712,342

6
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*M/I Homes, Inc. 2,750 $ 293,370
Macy's, Inc. 83,570 954,369
*Malibu Boats, Inc., Class A 6,014 171,760
Marine Products Corp. 1,049 8,812
*MarineMax, Inc. 6,075 130,369
Marriott International, Inc., Class
A 60,643 14,468,207
Marriott Vacations Worldwide
Corp. 8,213 450,155
*MasterCraft Boat Holdings, Inc. 1,758 28,902
*Mattel, Inc. 94,200 1,496,838
Matthews International Corp.,
Class A 7,369 150,696
McDonald's Corp. 185,194 59,197,262
Meritage Homes Corp. 7,400 504,236
#*MGM Resorts International 46,363 1,458,580
#*Mister Car Wash, Inc. 30,414 208,640
#*Mobileye Global, Inc., Class A 35,547 518,275
*Modine Manufacturing Co. 12,684 1,035,522
*Mohawk Industries, Inc. 13,939 1,482,413
Monarch Casino & Resort, Inc. 2,998 234,414
Monro, Inc. 6,286 87,627
*Motorcar Parts of America, Inc. 1,978 17,624
Movado Group, Inc. 2,287 31,766
Murphy USA, Inc. 5,284 2,634,444
Nathan's Famous, Inc. 509 49,755
*National Vision Holdings, Inc. 6,654 82,177
Newell Brands, Inc. 121,888 582,625
NIKE, Inc., Class B 307,480 17,341,872
#Nordstrom, Inc. 22,013 531,394
#*Norwegian Cruise Line
Holdings, Ltd. 145,361 2,330,137
*NVR, Inc. 851 6,064,013
*ODP Corp. (The) 6,648 90,945
*Ollie's Bargain Outlet Holdings,
Inc. 15,414 1,635,580
OneSpaWorld Holdings, Ltd. 29,140 486,638
*OneWater Marine, Inc. 2,070 31,071
*O'Reilly Automotive, Inc. 14,659 20,745,417
#Oxford Industries, Inc. 5,323 258,698
#Papa John's International, Inc. 7,068 244,058
#Patrick Industries, Inc. 8,938 688,047
*Penn Entertainment, Inc. 31,128 473,768
Penske Automotive Group, Inc. 4,945 769,788
Perdoceo Education Corp. 16,663 418,575
*Petco Health & Wellness Co.,
Inc. 23,514 69,366
#*PetMed Express, Inc. 2,200 7,436
Phinia, Inc. 14,694 589,964
*Planet Fitness, Inc., Class A 23,349 2,208,582
*Playa Hotels & Resorts NV 20,467 274,667
#Polaris, Inc. 9,292 315,556
#Pool Corp. 9,803 2,873,651
*Portillo's, Inc., Class A 15,764 163,000
*Potbelly Corp. 8,551 69,263
PulteGroup, Inc. 58,876 6,039,500
PVH Corp. 13,500 931,230
#*QuantumScape Corp. 77,664 303,666
Ralph Lauren Corp. 10,615 2,387,844
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
RCI Hospitality Holdings, Inc. 1,000 $ 39,680
*Red Robin Gourmet Burgers,
Inc. 2,464 7,195
Red Rock Resorts, Inc., Class A 11,574 494,210
*Revolve Group, Inc. 13,819 274,722
#*RH 3,828 704,467
#*Rivian Automotive, Inc., Class A 226,915 3,099,659
Rocky Brands, Inc. 827 17,690
Ross Stores, Inc. 86,364 12,004,596
Royal Caribbean Cruises, Ltd. 76,258 16,388,607
#*RumbleON, Inc., Class B 525 1,328
*Rush Street Interactive, Inc. 3,801 46,106
*Sabre Corp. 96,359 228,371
*Sally Beauty Holdings, Inc. 29,341 238,836
Service Corp. International 38,539 3,079,266
*Shake Shack, Inc., Class A 13,727 1,204,407
*SharkNinja, Inc. 18,874 1,519,357
Shoe Carnival, Inc. 4,362 75,812
Signet Jewelers, Ltd. 11,185 663,271
*Skechers USA, Inc., Class A 33,705 1,618,514
#*Sleep Number Corp. 5,542 43,172
Smith & Wesson Brands, Inc. 8,931 85,112
*Soho House & Co., Inc. 660 3,967
#Somnigroup International, Inc. 62,421 3,811,426
Sonic Automotive, Inc., Class A 4,732 287,327
*Sonos, Inc. 29,094 267,956
*Sportsman's Warehouse
Holdings, Inc. 1,495 2,497
Standard Motor Products, Inc. 4,398 119,186
Starbucks Corp. 296,505 23,735,225
Steven Madden, Ltd. 20,405 428,505
*Stitch Fix, Inc., Class A 22,517 73,631
*Stoneridge, Inc. 4,093 15,799
Strategic Education, Inc. 6,010 490,296
*Strattec Security Corp. 556 18,526
#*Stride, Inc. 11,591 1,648,820
Sturm Ruger & Co., Inc. 3,823 155,443
Superior Group of Cos., Inc. 2,281 23,677
#*Sweetgreen, Inc., Class A 25,113 489,201
Tandy Leather Factory, Inc. 380 1,056
Tapestry, Inc. 53,464 3,777,232
*Target Hospitality Corp. 4,102 27,894
*Taylor Morrison Home Corp. 28,001 1,605,857
*Tesla, Inc. 751,796 212,126,759
Texas Roadhouse, Inc. 17,519 2,907,453
#Thor Industries, Inc. 13,306 963,621
*Tile Shop Holdings, Inc. 2,588 14,674
#*Tilly's, Inc., Class A 6,627 10,139
TJX Cos., Inc. (The) 287,550 37,001,934
Toll Brothers, Inc. 26,056 2,628,269
*TopBuild Corp. 6,900 2,040,744
*Topgolf Callaway Brands Corp. 37,594 248,496
#Tractor Supply Co. 140,841 7,129,371
*Traeger, Inc. 2,276 3,323
Travel + Leisure Co. 17,150 753,401
*Tri Pointe Homes, Inc. 25,289 777,637
*Udemy, Inc. 4,611 31,678
*Ulta Beauty, Inc. 11,843 4,685,565

7
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Under Armour, Inc., Class A 64,508 $ 368,986
*Under Armour, Inc., Class C 50,964 277,244
#*United Parks & Resorts, Inc. 6,523 284,729
*Universal Electronics, Inc. 282 1,368
*Universal Technical Institute, Inc. 15,970 448,118
Upbound Group, Inc. 16,250 323,375
*Urban Outfitters, Inc. 17,032 898,949
#Vail Resorts, Inc. 13,101 1,823,659
*Valvoline, Inc. 42,246 1,447,348
*Vera Bradley, Inc. 1,881 3,668
#VF Corp. 87,705 1,041,935
*Victoria's Secret & Co. 27,823 523,072
*Visteon Corp. 4,761 377,024
*Warby Parker, Inc., Class A 26,828 442,930
#Wendy's Co. (The) 55,455 693,188
Weyco Group, Inc. 454 13,575
#Whirlpool Corp. 14,110 1,076,311
Williams-Sonoma, Inc. 32,831 5,071,405
Wingstop, Inc. 3,596 948,948
Winmark Corp. 942 339,129
Winnebago Industries, Inc. 7,666 243,932
Wolverine World Wide, Inc. 29,935 390,652
Wyndham Hotels & Resorts, Inc. 25,926 2,211,488
Wynn Resorts, Ltd. 25,475 2,045,897
#*XPEL, Inc. 3,332 95,428
*YETI Holdings, Inc. 22,524 643,060
Yum! Brands, Inc. 73,654 11,080,508
*Zumiez, Inc. 2,741 32,070
TOTAL CONSUMER
DISCRETIONARY 1,466,144,006
CONSUMER STAPLES — ( 5 .9% )
Albertsons Cos., Inc., Class A 119,780 2,632,764
#Alico, Inc. 691 19,721
Altria Group, Inc. 439,090 25,972,174
Andersons, Inc. (The) 8,688 327,624
Archer-Daniels-Midland Co. 123,479 5,896,122
B&G Foods, Inc. 24,039 165,629
*BellRing Brands, Inc. 33,006 2,546,083
*BJ's Wholesale Club Holdings,
Inc. 34,769 4,087,444
*Boston Beer Co., Inc. (The),
Class A 2,326 571,731
Brown-Forman Corp., Class A 8,944 309,552
#Brown-Forman Corp., Class B 40,579 1,413,772
Bunge Global SA 33,230 2,615,866
Calavo Growers, Inc. 3,442 95,068
Cal-Maine Foods, Inc. 10,118 944,718
Casey's General Stores, Inc. 9,613 4,446,878
*Celsius Holdings, Inc. 27,222 951,681
*Central Garden & Pet Co. 1,175 39,433
*Central Garden & Pet Co., Class
A 15,675 463,510
*Chefs' Warehouse, Inc. (The) 9,894 563,661
Church & Dwight Co., Inc. 67,239 6,679,522
Clorox Co. (The) 35,483 5,049,231
Coca-Cola Co. (The) 1,060,455 76,936,010
Coca-Cola Consolidated, Inc. 1,463 1,983,550
Colgate-Palmolive Co. 200,289 18,464,643
Shares Value†
CONSUMER STAPLES — (Continued)
Conagra Brands, Inc. 128,351 $ 3,171,553
Constellation Brands, Inc., Class
A 38,648 7,248,046
Costco Wholesale Corp. 115,081 114,448,055
*Coty, Inc., Class A 75,767 382,623
*Darling Ingredients, Inc. 41,009 1,320,080
Dole PLC 17,658 268,225
Dollar General Corp. 44,551 4,173,983
*Dollar Tree, Inc. 42,514 3,476,370
Edgewell Personal Care Co. 14,732 450,063
#*elf Beauty, Inc. 7,394 457,467
Energizer Holdings, Inc. 19,814 535,771
Estee Lauder Cos., Inc. (The) 33,836 2,028,807
*FitLife Brands, Inc. 1,200 18,120
Flowers Foods, Inc. 69,975 1,230,860
Fresh Del Monte Produce, Inc. 12,386 421,248
#*Freshpet, Inc. 12,568 924,251
#General Mills, Inc. 143,270 8,129,140
*Grocery Outlet Holding Corp. 8,673 145,620
*Hain Celestial Group, Inc. (The) 5,466 16,617
#*Herbalife, Ltd. 25,182 181,310
#Hershey Co. (The) 39,012 6,522,416
*HF Foods Group, Inc. 1,992 7,470
*Honest Co., Inc. (The) 14,533 69,613
Hormel Foods Corp. 81,762 2,444,684
Ingles Markets, Inc., Class A 4,449 274,459
Ingredion, Inc. 17,187 2,282,777
Interparfums, Inc. 5,341 583,237
J&J Snack Foods Corp. 4,634 600,520
J.M. Smucker Co. (The) 27,678 3,218,121
John B. Sanfilippo & Son, Inc. 2,309 153,017
Kellanova 4,255 352,186
Kenvue, Inc. 671,364 15,844,190
Keurig Dr Pepper, Inc. 311,675 10,780,838
Kimberly-Clark Corp. 88,067 11,605,469
Kraft Heinz Co. (The) 235,458 6,851,828
#Kroger Co. (The) 173,962 12,561,796
Lamb Weston Holdings, Inc. 23,472 1,239,556
Lancaster Colony Corp. 4,623 752,532
#Lifevantage Corp. 16,797 207,779
Limoneira Co. 2,209 33,201
*Mama's Creations, Inc. 2,361 15,583
*Maplebear, Inc. 38,779 1,546,894
McCormick & Co., Inc. 69,423 5,321,967
McCormick & Co., Inc. 1,214 93,102
*Medifast, Inc. 2,079 27,318
#MGP Ingredients, Inc. 3,037 89,500
*Mission Produce, Inc. 8,498 89,017
Molson Coors Beverage Co.,
Class B 46,600 2,680,898
Mondelez International, Inc.,
Class A 337,673 23,005,662
*Monster Beverage Corp. 188,576 11,337,189
National Beverage Corp. 6,720 298,368
*Natural Alternatives International,
Inc. 709 2,127
Natural Grocers by Vitamin
Cottage, Inc. 1,886 94,602
Natural Health Trends Corp. 1,816 9,007

8
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Nature's Sunshine Products, Inc. 2,033 $ 25,047
Nu Skin Enterprises, Inc., Class A 8,303 52,558
Oil-Dri Corp. of America 1,282 53,959
#*Olaplex Holdings, Inc. 4,256 5,575
PepsiCo, Inc. 354,953 48,124,528
*Performance Food Group Co. 41,038 3,310,125
Philip Morris International, Inc. 408,729 70,039,801
Pilgrim's Pride Corp. 14,714 803,090
*Post Holdings, Inc. 12,471 1,411,343
PriceSmart, Inc. 7,087 719,260
Primo Brands Corp. 55,399 1,809,885
Procter & Gamble Co. (The) 608,240 98,881,577
Reynolds Consumer Products,
Inc. 13,457 309,511
Seaboard Corp. 75 193,949
*Seneca Foods Corp., Class A 916 82,156
*Seneca Foods Corp., Class B 224 20,162
*Simply Good Foods Co. (The) 24,890 898,778
SpartanNash Co. 7,999 158,700
Spectrum Brands Holdings, Inc. 6,513 410,970
*Sprouts Farmers Market, Inc. 27,177 4,647,267
Sysco Corp. 130,988 9,352,543
Target Corp. 116,571 11,272,416
The Campbell's Company 49,740 1,813,520
#Tootsie Roll Industries, Inc. 2,831 90,592
*TreeHouse Foods, Inc. 22,242 518,016
Turning Point Brands, Inc. 5,206 319,544
Tyson Foods, Inc., Class A 75,322 4,612,719
*United Natural Foods, Inc. 23,378 624,426
Universal Corp. 9,580 558,227
*US Foods Holding Corp. 61,171 4,016,488
*USANA Health Sciences, Inc. 1,784 50,113
Utz Brands, Inc. 13,645 181,342
Village Super Market, Inc., Class
A 1,073 39,540
*Vita Coco Co., Inc. (The) 12,839 424,329
#*Vital Farms, Inc. 8,895 304,565
Walmart, Inc. 1,143,577 111,212,863
WD-40 Co. 5,303 1,210,993
#Weis Markets, Inc. 5,633 484,382
#WK Kellogg Co. 24,660 442,154
TOTAL CONSUMER STAPLES 812,688,532
ENERGY — ( 3 .2% )
*Amplify Energy Corp. 4,741 12,327
Antero Midstream Corp. 109,623 1,814,261
*Antero Resources Corp. 76,743 2,672,959
#APA Corp. 66,972 1,040,745
Archrock, Inc. 42,492 999,837
Ardmore Shipping Corp. 26,997 257,551
Aris Water Solutions, Inc., Class
A 10,800 269,568
#Atlas Energy Solutions, Inc. 12,478 168,827
Baker Hughes Co. 264,766 9,372,716
Berry Corp. 11,329 28,096
*Bristow Group, Inc. 6,137 178,218
Cactus, Inc., Class A 17,346 658,107
#*Centrus Energy Corp., Class A 9,130 632,618
ChampionX Corp. 34,068 822,061
Shares Value†
ENERGY — (Continued)
Cheniere Energy, Inc. 57,859 $ 13,371,793
Chevron Corp. 430,218 58,535,461
Chord Energy Corp. 1,588 143,285
Civitas Resources, Inc. 24,140 657,815
*Clean Energy Fuels Corp. 141,954 205,833
*CNX Resources Corp. 39,707 1,168,577
*Comstock Resources, Inc. 17,331 316,637
ConocoPhillips 323,832 28,859,908
#Core Laboratories, Inc. 14,057 159,828
Core Natural Resources, Inc. 16,319 1,178,395
Coterra Energy, Inc. 200,329 4,920,080
Crescent Energy Co., Class A 46,622 386,030
#CVR Energy, Inc. 6,547 123,476
Delek US Holdings, Inc. 12,029 156,618
Devon Energy Corp. 158,550 4,821,505
DHT Holdings, Inc. 40,780 435,938
Diamondback Energy, Inc. 48,717 6,431,131
*DMC Global, Inc. 2,687 17,439
Dorian LPG, Ltd. 10,781 230,929
DT Midstream, Inc. 26,989 2,623,331
EOG Resources, Inc. 143,433 15,824,963
Epsilon Energy, Ltd. 3,586 25,210
EQT Corp. 148,192 7,326,612
Evolution Petroleum Corp. 4,996 20,933
Excelerate Energy, Inc., Class A 7,722 197,529
Expand Energy Corp. 53,718 5,581,300
*Expro Group Holdings NV 19,402 160,455
Exxon Mobil Corp. 1,120,784 118,388,414
*Forum Energy Technologies, Inc. 1,101 16,130
FutureFuel Corp. 2,326 9,560
*Geospace Technologies Corp. 21,600 139,104
#*Gevo, Inc. 37,341 41,075
Granite Ridge Resources, Inc. 7,177 34,521
*Green Plains, Inc. 9,722 34,805
*Gulf Island Fabrication, Inc. 3,010 21,521
*Gulfport Energy Corp. 2,744 473,340
*Hallador Energy Co. 6,200 87,203
Halliburton Co. 175,218 3,472,821
*Helix Energy Solutions Group,
Inc. 46,038 280,371
Helmerich & Payne, Inc. 26,511 500,793
Hess Corp. 76,568 9,881,100
HF Sinclair Corp. 32,217 968,765
#HighPeak Energy, Inc. 1,559 12,488
*Innovex International, Inc. 8,765 132,352
#International Seaways, Inc. 9,980 338,921
Kinder Morgan, Inc. 518,087 13,625,688
#Kinetik Holdings, Inc. 10,825 447,506
Kodiak Gas Services, Inc. 12,954 440,566
*Kosmos Energy, Ltd. 85,040 130,962
Liberty Energy, Inc. 44,748 514,602
#Magnolia Oil & Gas Corp., Class
A 70,115 1,439,461
*Mammoth Energy Services, Inc. 700 1,771
Marathon Petroleum Corp. 78,850 10,834,778
Matador Resources Co. 31,758 1,255,711
#Murphy Oil Corp. 33,838 694,694
#*Nabors Industries, Ltd. 1,466 39,347

9
Dimensional U.S. Equity Market ETF
continued
Shares Value†
ENERGY — (Continued)
NACCO Industries, Inc., Class A 287 $ 10,016
*Natural Gas Services Group, Inc. 1,044 18,761
#New Fortress Energy, Inc. 11,188 60,751
#Noble Corp. PLC 25,798 560,849
#Nordic American Tankers, Ltd. 36,571 93,622
#Northern Oil & Gas, Inc. 20,306 493,436
NOV, Inc. 98,157 1,139,603
*NPK International, Inc. 18,400 106,352
Occidental Petroleum Corp. 172,139 6,783,998
*Oceaneering International, Inc. 26,586 471,901
*Oil States International, Inc. 8,820 30,958
ONEOK, Inc. 162,873 13,381,646
Ovintiv, Inc. 101,914 3,422,272
*Par Pacific Holdings, Inc. 8,887 127,262
Patterson-UTI Energy, Inc. 176,679 996,470
PBF Energy, Inc., Class A 19,454 334,220
Peabody Energy Corp. 30,555 377,049
Permian Resources Corp. 74,548 879,666
Phillips 66 106,854 11,119,227
PHX Minerals, Inc. 3,590 13,750
*PrimeEnergy Resources Corp. 31 5,266
#*ProFrac Holding Corp., Class A 639 2,652
*ProPetro Holding Corp. 21,088 105,018
Range Resources Corp. 64,322 2,182,445
Ranger Energy Services, Inc. 1,936 21,470
*REX American Resources Corp. 3,561 141,443
Riley Exploration Permian, Inc. 1,063 26,235
#RPC, Inc. 18,843 89,127
SandRidge Energy, Inc. 5,395 49,148
#Schlumberger NV 362,460 12,051,795
Scorpio Tankers, Inc. 10,107 380,933
*SEACOR Marine Holdings, Inc. 3,454 16,856
*Seadrill, Ltd. 16,946 348,071
Select Water Solutions, Inc. 28,100 239,412
SFL Corp., Ltd. 30,027 246,822
#Sitio Royalties Corp., Class A 24,207 410,551
SM Energy Co. 31,600 720,164
Solaris Energy Infrastructure, Inc. 5,100 107,814
*Talos Energy, Inc. 31,074 213,789
Targa Resources Corp. 55,245 9,441,371
TechnipFMC PLC 113,750 3,204,338
Teekay Corp., Ltd. 18,622 134,265
Teekay Tankers, Ltd., Class A 6,105 259,890
*TETRA Technologies, Inc. 17,584 50,114
#Texas Pacific Land Corp. 5,340 6,882,566
*Tidewater, Inc. 11,815 427,585
#*Transocean, Ltd. 129,517 275,871
*Uranium Energy Corp. 103,031 540,913
VAALCO Energy, Inc. 21,264 69,533
*Valaris, Ltd. 14,303 462,130
Valero Energy Corp. 81,123 9,417,569
#*Vital Energy, Inc. 7,213 102,280
#Vitesse Energy, Inc. 8,398 171,739
Weatherford International PLC 15,984 661,738
Williams Cos., Inc. (The) 315,792 18,495,937
Shares Value†
ENERGY — (Continued)
World Kinect Corp. 17,220 $ 432,050
TOTAL ENERGY 445,877,981
FINANCIALS — ( 15 .1% )
1st Source Corp. 4,833 289,738
*Acacia Research Corp. 4,436 13,707
Acadian Asset Management, Inc. 7,606 204,906
ACNB Corp. 2,351 98,530
Affiliated Managers Group, Inc. 7,220 1,195,849
Affinity Bancshares, Inc. 142 2,607
*Affirm Holdings, Inc. 67,293 3,348,500
Aflac, Inc. 134,420 14,608,766
Alerus Financial Corp. 2,626 52,205
Allstate Corp. (The) 70,864 14,058,709
Ally Financial, Inc. 74,010 2,417,167
Amalgamated Financial Corp. 4,478 126,100
*Ambac Financial Group, Inc. 10,640 84,907
Amerant Bancorp, Inc. 12,244 206,189
American Coastal Insurance
Corp. 4,888 55,870
American Express Co. 145,497 38,761,856
American Financial Group, Inc. 18,733 2,372,722
American International Group,
Inc. 184,203 15,016,229
Ameriprise Financial, Inc. 25,567 12,042,568
Ameris Bancorp 16,909 990,867
AMERISAFE, Inc. 5,420 251,976
Ames National Corp. 1,511 26,231
Aon PLC, Class A 50,350 17,863,677
#Apollo Global Management, Inc. 103,590 14,137,963
Arch Capital Group, Ltd. 101,030 9,161,400
#Ares Management Corp., Class
A 56,656 8,641,740
Arrow Financial Corp. 2,819 69,150
Arthur J. Gallagher & Co. 66,571 21,348,654
#Artisan Partners Asset
Management, Inc., Class A 25,294 935,372
Associated Banc-Corp. 43,232 953,698
Assurant, Inc. 13,161 2,536,651
Assured Guaranty, Ltd. 11,334 994,332
Atlantic Union Bankshares Corp. 37,066 1,026,728
*Atlanticus Holdings Corp. 879 48,187
Auburn National Bancorp, Inc. 500 9,840
*AvidXchange Holdings, Inc. 38,870 316,013
Axis Capital Holdings, Ltd. 19,937 1,920,332
*Axos Financial, Inc. 15,054 955,628
#*Baldwin Insurance Group, Inc.
(The) 21,016 874,686
Banc of California, Inc. 35,444 477,785
BancFirst Corp. 5,479 645,536
*Bancorp, Inc. (The) 12,702 613,634
Bank First Corp. 2,364 258,102
Bank of America Corp. 1,775,761 70,817,349
Bank of Hawaii Corp. 10,133 669,893
Bank of Marin Bancorp 4,029 82,675
Bank of New York Mellon Corp.
(The) 187,758 15,097,621
Bank of NT Butterfield & Son, Ltd.
(The) 13,812 554,966

10
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Bank of the James Financial
Group, Inc. 356 $ 4,813
#Bank OZK 28,637 1,219,936
Bank7 Corp. 292 10,629
BankFinancial Corp. 2,012 24,727
BankUnited, Inc. 22,417 733,260
Bankwell Financial Group, Inc. 1,302 44,151
Banner Corp. 10,397 635,673
Bar Harbor Bankshares 2,588 76,708
BayCom Corp. 2,215 57,612
BCB Bancorp, Inc. 1,186 9,749
*Berkshire Hathaway, Inc., Class
B 475,041 253,315,613
Berkshire Hills Bancorp, Inc. 15,493 384,691
#BGC Group, Inc., Class A 87,693 794,499
Blackrock, Inc. 38,228 34,950,331
Blackstone, Inc. 189,485 24,957,069
*Block, Inc. 146,110 8,543,052
*Blue Foundry Bancorp 2,647 24,723
BOK Financial Corp. 5,866 546,535
Bread Financial Holdings, Inc. 12,348 585,913
Bridge Investment Group
Holdings, Inc., Class A 4,133 39,635
*Bridgewater Bancshares, Inc. 2,468 37,983
*Brighthouse Financial, Inc. 17,035 991,778
Brookline Bancorp, Inc. 26,491 276,566
Brown & Brown, Inc. 65,510 7,245,406
Burke & Herbert Financial
Services Corp. 828 46,293
Business First Bancshares, Inc. 7,153 164,877
Byline Bancorp, Inc. 6,871 175,485
C&F Financial Corp. 424 27,462
Cadence Bank 46,687 1,366,062
*California Bancorp 998 13,942
Camden National Corp. 4,303 165,752
*Cantaloupe, Inc. 9,662 77,296
Capital Bancorp, Inc. 1,030 32,538
Capital City Bank Group, Inc. 2,333 85,248
Capital One Financial Corp. 98,802 17,810,049
Capitol Federal Financial, Inc. 42,684 242,018
Carlyle Group, Inc. (The) 63,343 2,447,574
*Carter Bankshares, Inc. 3,430 52,513
Cass Information Systems, Inc. 4,924 200,604
Cathay General Bancorp 17,934 747,668
Cboe Global Markets, Inc. 28,191 6,252,764
Central Pacific Financial Corp. 9,040 232,238
CF Bankshares, Inc. 36 827
Charles Schwab Corp. (The) 447,025 36,387,835
Chemung Financial Corp. 931 41,281
ChoiceOne Financial Services,
Inc. 956 27,179
Chubb, Ltd. 98,597 28,206,630
Cincinnati Financial Corp. 40,484 5,635,778
Citigroup, Inc. 493,322 33,733,358
Citizens & Northern Corp. 609 11,723
Citizens Community Bancorp, Inc. 600 8,892
Citizens Financial Group, Inc. 114,182 4,212,174
Citizens Financial Services, Inc. 596 32,440
#*Citizens, Inc. 4,015 16,180
Shares Value†
FINANCIALS — (Continued)
City Holding Co. 4,127 $ 478,195
Civista Bancshares, Inc. 2,160 48,622
CME Group, Inc. 93,468 25,898,113
CNB Financial Corp. 3,486 76,518
CNO Financial Group, Inc. 31,057 1,178,303
*Coastal Financial Corp. 3,962 325,478
#Cohen & Steers, Inc. 8,921 680,851
*Coinbase Global, Inc., Class A 52,050 10,560,425
Colony Bankcorp, Inc. 1,803 27,983
Columbia Banking System, Inc. 51,453 1,153,576
#*Columbia Financial, Inc. 5,384 72,522
Comerica, Inc. 33,505 1,800,894
Commerce Bancshares, Inc. 33,344 2,025,315
Community Financial System, Inc. 14,582 796,031
Community Trust Bancorp, Inc. 4,357 213,319
Community West Bancshares 3,144 55,020
ConnectOne Bancorp, Inc. 10,149 228,657
*Consumer Portfolio Services,
Inc. 1,025 9,461
Corebridge Financial, Inc. 81,224 2,406,667
*Corpay, Inc. 17,666 5,747,986
Crawford & Co., Class A 3,717 41,333
Crawford & Co., Class B 1,800 19,224
#*Credit Acceptance Corp. 1,652 805,218
#Cullen/Frost Bankers, Inc. 15,959 1,858,745
*Customers Bancorp, Inc. 10,005 500,250
CVB Financial Corp. 41,662 772,413
*Dave, Inc. 2,398 227,378
Diamond Hill Investment Group,
Inc. 388 48,880
DigitalBridge Group, Inc. 33,476 281,198
Dime Community Bancshares,
Inc. 13,100 336,539
Discover Financial Services 67,265 12,287,298
Donegal Group, Inc., Class A 5,057 97,853
*Donnelley Financial Solutions,
Inc. 6,885 331,857
Eagle Bancorp Montana, Inc. 856 14,894
Eagle Bancorp, Inc. 7,929 142,326
East West Bancorp, Inc. 36,228 3,099,305
Eastern Bankshares, Inc. 49,443 737,690
*eHealth, Inc. 2,180 12,121
Employers Holdings, Inc. 8,289 402,763
Enact Holdings, Inc. 5,801 207,618
*Encore Capital Group, Inc. 6,832 235,021
*Enova International, Inc. 7,833 718,991
*Enstar Group, Ltd. 2,158 721,657
Enterprise Bancorp, Inc. 1,914 71,201
Enterprise Financial Services
Corp. 10,446 543,401
Equitable Holdings, Inc. 86,682 4,286,425
Equity Bancshares, Inc., Class A 3,637 139,988
#Erie Indemnity Co., Class A 9,017 3,233,677
Esquire Financial Holdings, Inc. 1,551 128,609
ESSA Bancorp, Inc. 707 13,080
Essent Group, Ltd. 27,295 1,553,904
*Euronet Worldwide, Inc. 10,343 1,024,991
Evans Bancorp, Inc. 375 14,419
Evercore, Inc. 9,688 1,988,850

11
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Everest Group, Ltd. 12,345 $ 4,429,756
EVERTEC, Inc. 16,928 574,536
#*EZCORP, Inc., Class A 18,180 297,607
F&G Annuities & Life, Inc. 4,265 148,465
#FactSet Research Systems, Inc. 10,219 4,416,856
Farmers & Merchants Bancorp,
Inc. 1,955 51,162
Farmers National Banc Corp. 6,479 84,486
FB Financial Corp. 11,746 499,910
Federal Agricultural Mortgage
Corp., Class C 3,029 531,075
Federated Hermes, Inc. 21,314 865,562
Fidelis Insurance Holdings, Ltd. 17,109 279,732
Fidelity D&D Bancorp, Inc. 438 17,730
Fidelity National Financial, Inc. 68,908 4,413,557
Fidelity National Information
Services, Inc. 141,388 11,152,685
Fifth Third Bancorp 182,269 6,550,748
Financial Institutions, Inc. 5,136 130,403
*Finwise Bancorp 1,421 21,486
First American Financial Corp. 25,921 1,576,256
First Bancorp 50,097 983,905
First Bancorp 11,132 450,401
First Bancorp, Inc. (The) 543 13,265
First Bank 2,858 41,098
First Busey Corp. 25,601 532,245
First Business Financial Services,
Inc. 1,132 54,494
First Capital, Inc. 430 19,397
#First Citizens BancShares, Inc.,
Class A 2,419 4,303,740
First Commonwealth Financial
Corp. 36,459 558,552
First Community Bankshares, Inc. 4,124 155,392
First Community Corp. 579 13,607
First Financial Bancorp 30,156 698,111
First Financial Bankshares, Inc. 30,817 1,032,678
First Financial Corp. 2,593 128,094
*First Foundation, Inc. 14,748 74,035
First Hawaiian, Inc. 32,359 739,727
First Horizon Corp. 131,079 2,369,908
First Internet Bancorp 1,172 24,917
First Interstate BancSystem, Inc.,
Class A 27,556 721,829
First Merchants Corp. 17,102 609,515
First Mid Bancshares, Inc. 5,023 167,919
First National Corp. 116 2,262
First of Long Island Corp. (The) 2,872 33,085
First United Corp. 555 16,522
FirstCash Holdings, Inc. 9,992 1,338,528
*Firstsun Capital Bancorp 1,279 44,752
*Fiserv, Inc. 145,372 26,831,310
Five Star Bancorp 2,174 60,176
#Flagstar Financial, Inc. 102,771 1,203,448
Flushing Financial Corp. 6,656 79,672
*Flywire Corp. 25,431 239,306
FNB Corp. 91,884 1,202,762
Franklin Financial Services Corp. 327 12,622
#Franklin Resources, Inc. 69,212 1,298,417
Shares Value†
FINANCIALS — (Continued)
FS Bancorp, Inc. 1,031 $ 40,312
Fulton Financial Corp. 46,736 779,556
*FVCBankcorp, Inc. 761 8,691
#GCM Grosvenor, Inc., Class A 7,831 98,201
*Genworth Financial, Inc. 106,431 730,117
German American Bancorp, Inc. 10,466 396,766
Glacier Bancorp, Inc. 28,231 1,150,696
Global Payments, Inc. 63,189 4,821,953
Globe Life, Inc. 23,822 2,938,205
Goldman Sachs Group, Inc. (The) 80,532 44,095,297
#Goosehead Insurance, Inc.,
Class A 8,497 825,993
Great Southern Bancorp, Inc. 2,054 112,970
*Green Dot Corp., Class A 13,920 116,510
Greene County Bancorp, Inc. 869 19,335
*Greenlight Capital Re, Ltd.,
Class A 6,000 78,690
Guaranty Bancshares, Inc. 1,138 44,905
#Hamilton Lane, Inc., Class A 16,117 2,489,915
Hancock Whitney Corp. 21,156 1,102,016
Hanmi Financial Corp. 7,441 170,176
Hanover Insurance Group, Inc.
(The) 10,037 1,667,146
HarborOne Bancorp, Inc. 6,599 74,701
Hartford Insurance Group, Inc.
(The) 79,279 9,725,155
HBT Financial, Inc. 2,774 64,287
#HCI Group, Inc. 3,123 456,895
Heritage Commerce Corp. 16,019 144,812
Heritage Financial Corp. 9,457 215,809
*Heritage Insurance Holdings, Inc. 3,342 63,164
Hilltop Holdings, Inc. 10,005 295,448
#Hingham Institution For Savings
(The) 128 31,944
*Hippo Holdings, Inc. 8,212 189,861
Home Bancorp, Inc. 1,121 56,431
Home BancShares, Inc. 47,282 1,312,076
Home Federal Bancorp, Inc. of
Louisiana 531 6,845
*HomeStreet, Inc. 2,186 24,833
HomeTrust Bancshares, Inc. 3,087 105,390
Hope Bancorp, Inc. 31,920 318,242
Horace Mann Educators Corp. 13,285 551,859
Horizon Bancorp, Inc. 12,282 180,300
Houlihan Lokey, Inc. 14,168 2,296,349
Huntington Bancshares, Inc. 377,750 5,488,708
Independent Bank Corp. 10,918 645,145
Independent Bank Corp. 4,925 150,016
Interactive Brokers Group, Inc. 27,391 4,707,143
Intercontinental Exchange, Inc. 149,015 25,030,050
International Bancshares Corp. 15,304 934,156
*International Money Express,
Inc. 6,536 81,177
Invesco, Ltd. 81,779 1,139,181
Investar Holding Corp. 1,645 31,469
Investors Title Co. 212 49,012
Jack Henry & Associates, Inc. 19,679 3,412,929
Jackson Financial, Inc., Class A 22,070 1,719,474
Janus Henderson Group PLC 34,432 1,143,487

12
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Jefferies Financial Group, Inc. 39,335 $ 1,838,125
JPMorgan Chase & Co. 724,650 177,263,883
Kearny Financial Corp. 9,199 57,586
Kemper Corp. 16,894 998,773
KeyCorp 249,396 3,701,037
*Kingstone Cos., Inc. 6,956 118,252
#Kinsale Capital Group, Inc. 5,864 2,552,365
KKR & Co., Inc. 161,283 18,429,808
Lakeland Financial Corp. 10,049 559,428
Landmark Bancorp, Inc. 473 13,343
#Lazard, Inc. 33,373 1,298,210
LCNB Corp. 1,014 15,230
#*Lemonade, Inc. 4,450 130,029
*LendingClub Corp. 37,794 369,247
*LendingTree, Inc. 3,555 183,402
Lincoln National Corp. 43,234 1,377,868
Live Oak Bancshares, Inc. 10,688 279,384
Loews Corp. 47,059 4,086,133
LPL Financial Holdings, Inc. 19,987 6,391,643
M&T Bank Corp. 42,743 7,256,052
Magyar Bancorp, Inc. 1,150 15,847
MainStreet Bancshares, Inc. 695 13,288
*Markel Group, Inc. 3,469 6,308,723
MarketAxess Holdings, Inc. 11,555 2,560,472
*Marqeta, Inc., Class A 115,334 482,096
Marsh & McLennan Cos., Inc. 127,181 28,675,500
Mastercard, Inc., Class A 211,017 115,649,977
Mercantile Bank Corp. 5,079 214,892
Merchants Bancorp 6,930 208,454
Mercury General Corp. 8,930 494,901
Meridian Corp. 1,591 21,478
MetLife, Inc. 158,248 11,927,152
Metrocity Bankshares, Inc. 3,252 89,658
*Metropolitan Bank Holding Corp. 2,403 148,818
MGIC Investment Corp. 67,170 1,673,205
Mid Penn Bancorp, Inc. 2,439 70,853
Middlefield Banc Corp. 318 8,246
Midland States Bancorp, Inc. 5,490 89,377
MidWestOne Financial Group,
Inc. 4,095 113,595
Moelis & Co., Class A 23,066 1,235,876
Moody's Corp. 42,007 19,034,212
Morgan Stanley 312,409 36,058,247
Morningstar, Inc. 7,421 2,112,907
*Mr. Cooper Group, Inc. 5,941 707,038
MSCI, Inc. 20,378 11,108,252
MVB Financial Corp. 2,685 45,806
Nasdaq, Inc., ADR 115,777 8,823,365
National Bank Holdings Corp.,
Class A 14,149 511,628
National Bankshares, Inc. 365 9,406
Navient Corp. 20,499 253,778
NBT Bancorp, Inc. 13,377 566,382
*NCR Atleos Corp. 22,945 640,624
Nelnet, Inc., Class A 3,140 333,123
*NerdWallet, Inc., Class A 6,770 60,659
*NI Holdings, Inc. 1,051 13,137
Nicolet Bankshares, Inc. 4,282 500,180
Shares Value†
FINANCIALS — (Continued)
*NMI Holdings, Inc. 20,754 $ 750,672
Northeast Bank 1,958 162,162
Northeast Community Bancorp,
Inc. 1,548 35,232
Northern Trust Corp. 51,650 4,854,067
Northfield Bancorp, Inc. 7,857 82,891
Northrim Bancorp, Inc. 1,034 83,020
Northwest Bancshares, Inc. 45,304 559,504
Norwood Financial Corp. 539 13,480
Oak Valley Bancorp 584 15,301
OceanFirst Financial Corp. 18,769 310,815
OFG Bancorp 12,853 505,766
#Old National Bancorp 82,385 1,696,307
Old Point Financial Corp. 440 17,090
Old Republic International Corp. 63,303 2,380,193
Old Second Bancorp, Inc. 12,919 203,991
OneMain Holdings, Inc. 34,293 1,614,172
*Onity Group, Inc. 840 31,508
OP Bancorp 923 11,851
*Open Lending Corp. 38,805 48,118
Oppenheimer Holdings, Inc.,
Class A 765 45,143
Orange County Bancorp, Inc. 1,338 31,751
Origin Bancorp, Inc. 8,820 282,593
Orrstown Financial Services, Inc. 2,956 88,591
#*Oscar Health, Inc., Class A 35,838 466,252
Pacific Premier Bancorp, Inc. 25,107 510,676
*Palomar Holdings, Inc. 6,979 1,012,095
Park National Corp. 3,678 552,068
Parke Bancorp, Inc. 757 14,269
Pathward Financial, Inc. 7,042 558,924
*Paymentus Holdings, Inc., Class
A 5,154 167,299
*Payoneer Global, Inc. 89,613 629,979
*PayPal Holdings, Inc. 243,769 16,049,751
*Paysafe, Ltd. 7,600 115,748
PCB Bancorp 1,365 26,768
Peapack-Gladstone Financial
Corp. 4,261 117,944
Penns Woods Bancorp, Inc. 878 25,664
PennyMac Financial Services,
Inc. 8,014 780,884
Peoples Bancorp of North
Carolina, Inc. 417 11,518
Peoples Bancorp, Inc. 11,968 347,192
Peoples Financial Services Corp. 1,617 69,887
Pinnacle Financial Partners, Inc. 19,531 1,957,787
*Pioneer Bancorp, Inc. 300 3,366
Piper Sandler Cos. 4,475 1,079,012
#PJT Partners, Inc., Class A 7,854 1,112,990
Plumas Bancorp 207 9,127
PNC Financial Services Group,
Inc. (The) 102,509 16,472,171
*Ponce Financial Group, Inc. 2,506 32,252
Popular, Inc. 18,281 1,744,373
*PRA Group, Inc. 10,452 191,272
Preferred Bank 3,810 304,267
Primerica, Inc. 8,480 2,222,354
Primis Financial Corp. 2,072 17,073

13
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Princeton Bancorp, Inc. 428 $ 13,045
Principal Financial Group, Inc. 59,156 4,386,417
*Priority Technology Holdings,
Inc. 200 1,452
*ProAssurance Corp. 13,624 316,213
PROG Holdings, Inc. 11,993 316,135
Progressive Corp. (The) 151,856 42,783,909
Prosperity Bancshares, Inc. 24,240 1,645,896
*Provident Bancorp, Inc. 1,474 16,361
Provident Financial Services, Inc. 33,674 551,243
Prudential Financial, Inc. 93,035 9,555,625
QCR Holdings, Inc. 5,337 346,638
Radian Group, Inc. 25,564 816,514
Raymond James Financial, Inc. 52,782 7,233,245
RBB Bancorp 4,419 68,848
Red River Bancshares, Inc. 1,323 69,722
Regional Management Corp. 1,208 39,779
Regions Financial Corp. 242,570 4,950,854
Reinsurance Group of America,
Inc. 16,882 3,162,167
*Remitly Global, Inc. 46,829 946,882
RenaissanceRe Holdings, Ltd. 14,672 3,549,597
Renasant Corp. 29,323 940,389
*Repay Holdings Corp. 16,482 65,928
Republic Bancorp, Inc., Class A 2,035 138,075
Richmond Mutual Bancorp, Inc. 1,806 25,338
Riverview Bancorp, Inc. 1,516 9,581
RLI Corp. 21,420 1,585,294
*Robinhood Markets, Inc., Class
A 135,143 6,636,873
#Rocket Cos., Inc., Class A 41,722 538,631
*Root, Inc., Class A 2,424 338,560
S&P Global, Inc. 81,428 40,718,071
S&T Bancorp, Inc. 13,713 499,702
Safety Insurance Group, Inc. 4,547 347,844
SB Financial Group, Inc. 732 14,230
Seacoast Banking Corp. of
Florida 19,280 457,129
*Security National Financial
Corp., Class A 1,549 15,862
SEI Investments Co. 28,098 2,199,792
Selective Insurance Group, Inc. 15,104 1,317,522
*Selectquote, Inc. 60,485 191,737
ServisFirst Bancshares, Inc. 13,360 951,499
#*Shift4 Payments, Inc., Class A 20,085 1,642,953
Shore Bancshares, Inc. 4,992 69,039
Sierra Bancorp 2,027 53,634
Silvercrest Asset Management
Group, Inc., Class A 745 11,399
Simmons First National Corp.,
Class A 35,264 658,026
*SiriusPoint, Ltd. 23,506 394,901
*Skyward Specialty Insurance
Group, Inc. 9,785 519,486
SLM Corp. 52,441 1,516,069
SmartFinancial, Inc. 2,353 71,578
*SoFi Technologies, Inc. 278,876 3,488,739
Sound Financial Bancorp, Inc. 316 16,043
South Plains Financial, Inc. 2,006 67,622
Shares Value†
FINANCIALS — (Continued)
*Southern First Bancshares, Inc. 1,776 $ 63,066
Southern Missouri Bancorp, Inc. 1,749 92,085
Southern States Bancshares, Inc. 351 11,727
Southside Bancshares, Inc. 8,105 228,480
SouthState Corp. 28,001 2,429,927
State Street Corp. 74,201 6,537,108
Stellar Bancorp, Inc. 16,175 403,728
StepStone Group, Inc., Class A 7,902 395,179
*Sterling Bancorp, Inc. 2,064 9,990
Stewart Information Services
Corp. 8,457 553,764
Stifel Financial Corp. 26,991 2,312,859
#Stock Yards Bancorp, Inc. 7,722 562,084
*StoneX Group, Inc. 12,312 1,090,412
Synchrony Financial 102,103 5,304,251
Synovus Financial Corp. 35,800 1,550,856
T. Rowe Price Group, Inc. 61,016 5,402,967
*Texas Capital Bancshares, Inc. 11,873 809,145
TFS Financial Corp. 12,250 158,760
*Third Coast Bancshares, Inc. 5,010 149,298
Timberland Bancorp, Inc. 975 29,970
Tiptree, Inc. 5,568 124,222
*Toast, Inc., Class A 112,832 4,014,563
Tompkins Financial Corp. 3,341 199,124
Towne Bank 18,467 608,488
Tradeweb Markets, Inc., Class A 29,793 4,120,372
Travelers Cos., Inc. (The) 58,814 15,534,542
TriCo Bancshares 9,722 375,075
*Triumph Financial, Inc. 7,187 383,930
Truist Financial Corp. 345,817 13,258,624
#*Trupanion, Inc. 8,657 316,846
TrustCo Bank Corp. 4,295 130,783
Trustmark Corp. 16,255 545,355
UMB Financial Corp. 18,995 1,796,357
United Bancorp, Inc. 803 9,997
United Bankshares, Inc. 36,216 1,241,847
United Community Banks, Inc. 34,998 966,295
United Fire Group, Inc. 7,588 209,960
United Security Bancshares 1,875 16,687
Unity Bancorp, Inc. 963 39,868
Universal Insurance Holdings, Inc. 9,784 237,164
Univest Financial Corp. 7,768 229,467
Unum Group 44,105 3,425,194
US Bancorp 402,195 16,224,546
US Global Investors, Inc., Class A 4,116 8,767
USCB Financial Holdings, Inc. 1,039 17,621
UWM Holdings Corp. 49,316 231,785
Valley National Bancorp 122,721 1,055,401
Value Line, Inc. 135 5,522
*Velocity Financial, Inc. 1,401 25,036
Veritex Holdings, Inc. 16,932 394,177
Victory Capital Holdings, Inc.,
Class A 12,231 700,714
Virginia National Bankshares
Corp. 418 15,374
Virtu Financial, Inc., Class A 22,623 885,690
Virtus Investment Partners, Inc. 1,852 284,449
Visa, Inc., Class A 447,076 154,464,758

14
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Voya Financial, Inc. 30,966 $ 1,833,187
W. R. Berkley Corp. 83,261 5,968,981
WaFd, Inc. 27,260 777,728
Walker & Dunlop, Inc. 9,959 762,262
Washington Trust Bancorp, Inc. 4,251 117,328
Waterstone Financial, Inc. 1,767 21,381
Webster Financial Corp. 46,487 2,198,835
Wells Fargo & Co. 850,418 60,388,182
WesBanco, Inc. 27,091 806,770
West Bancorp, Inc. 2,033 39,450
Westamerica Bancorp 8,415 407,538
Western Alliance Bancorp 26,521 1,848,779
Western New England Bancorp,
Inc. 14,300 131,989
#Western Union Co. (The) 107,819 1,068,486
Westwood Holdings Group, Inc. 237 3,958
*WEX, Inc. 9,192 1,198,361
White Mountains Insurance
Group, Ltd. 653 1,154,145
Willis Towers Watson PLC 25,677 7,903,381
Wintrust Financial Corp. 17,431 1,937,804
WisdomTree, Inc. 39,239 341,379
*World Acceptance Corp. 526 67,917
WSFS Financial Corp. 15,474 797,685
Zions Bancorp NA 37,845 1,701,890
TOTAL FINANCIALS 2,072,389,987
HEALTH CARE — ( 10 .7% )
*4D Molecular Therapeutics, Inc. 3,495 11,778
*89bio, Inc. 25,118 201,446
Abbott Laboratories 449,636 58,789,907
AbbVie, Inc. 458,470 89,447,497
#*Absci Corp. 12,612 38,719
*Acadia Healthcare Co., Inc. 18,203 425,950
*ACADIA Pharmaceuticals, Inc. 27,843 406,508
*Aclaris Therapeutics, Inc. 11,900 16,422
*AdaptHealth Corp. 22,813 194,139
*Adaptive Biotechnologies Corp. 17,226 126,783
*Addus HomeCare Corp. 4,743 495,881
*ADMA Biologics, Inc. 60,044 1,429,047
*Adverum Biotechnologies, Inc. 1,521 4,958
Agilent Technologies, Inc. 76,942 8,278,959
*Agios Pharmaceuticals, Inc. 11,192 332,290
*Akebia Therapeutics, Inc. 17,813 42,929
*Akero Therapeutics, Inc. 11,383 519,179
*Alector, Inc. 9,448 11,338
*Align Technology, Inc. 16,709 2,895,670
*Alkermes PLC 38,659 1,112,219
#*Allogene Therapeutics, Inc. 57,465 96,541
*Alnylam Pharmaceuticals, Inc. 34,746 9,146,537
#*Altimmune, Inc. 13,862 72,776
*Amedisys, Inc. 5,239 497,181
*American Shared Hospital
Services 1,410 3,807
Amgen, Inc. 139,325 40,532,429
*Amicus Therapeutics, Inc. 1,050 8,064
*AMN Healthcare Services, Inc. 6,540 133,612
*Amneal Pharmaceuticals, Inc. 36,539 279,889
*Amphastar Pharmaceuticals, Inc. 8,293 202,432
Shares Value†
HEALTH CARE — (Continued)
#*Anavex Life Sciences Corp. 15,426 $ 146,547
*AngioDynamics, Inc. 9,874 91,729
#*ANI Pharmaceuticals, Inc. 5,037 356,720
*Anika Therapeutics, Inc. 1,888 27,433
#*Annexon, Inc. 13,707 25,495
*Arcellx, Inc. 7,987 518,756
#*Arcturus Therapeutics Holdings,
Inc. 4,321 55,352
*Arcus Biosciences, Inc. 11,828 103,495
#*ARS Pharmaceuticals, Inc. 576 8,047
#*Artivion, Inc. 9,650 228,609
*Arvinas, Inc. 11,288 108,591
*Astrana Health, Inc. 12,309 383,672
*Astria Therapeutics, Inc. 6,019 31,058
*Atea Pharmaceuticals, Inc. 9,202 27,146
#*AtriCure, Inc. 13,602 406,836
*aTyr Pharma, Inc. 550 1,909
*Aura Biosciences, Inc. 4,452 25,955
*Avanos Medical, Inc. 11,824 148,391
*Avantor, Inc. 175,052 2,273,925
*Avidity Biosciences, Inc. 3,004 98,081
*Axogen, Inc. 10,249 166,751
*Azenta, Inc. 11,934 314,342
#Baxter International, Inc. 136,564 4,256,700
#*Beam Therapeutics, Inc. 30,063 599,156
Becton Dickinson & Co. 74,753 15,480,599
*Biogen, Inc. 27,499 3,329,579
*Biohaven, Ltd. 1,359 30,061
*BioLife Solutions, Inc. 14,377 346,629
*BioMarin Pharmaceutical, Inc. 47,907 3,051,197
*Bio-Rad Laboratories, Inc., Class
A 4,745 1,158,160
Bio-Techne Corp. 40,521 2,040,232
*Bioventus, Inc., Class A 3,672 26,842
#*Black Diamond Therapeutics,
Inc. 609 1,035
*Boston Scientific Corp. 385,023 39,607,316
Bristol-Myers Squibb Co. 528,962 26,553,892
*Brookdale Senior Living, Inc. 65,740 431,254
Bruker Corp. 26,968 1,080,338
#*C4 Therapeutics, Inc. 5,639 9,248
Cardinal Health, Inc. 63,730 9,004,412
*CareDx, Inc. 13,504 227,948
*Castle Biosciences, Inc. 7,324 146,846
*Catalyst Pharmaceuticals, Inc. 19,229 467,072
Cencora, Inc. 44,840 13,123,323
*Centene Corp. 126,916 7,595,923
*Certara, Inc. 23,498 325,682
#*CG oncology, Inc. 462 12,446
*Charles River Laboratories
International, Inc. 11,828 1,403,037
Chemed Corp. 3,828 2,226,020
Cigna Group (The) 70,005 23,804,500
*Clover Health Investments Corp. 26,813 91,164
*Codexis, Inc. 7,651 17,597
*Collegium Pharmaceutical, Inc. 12,564 339,165
#*Community Health Systems,
Inc. 31,135 84,999

15
Dimensional U.S. Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Concentra Group Holdings
Parent, Inc. 16,496 $ 358,788
#CONMED Corp. 8,219 403,635
*Cooper Cos., Inc. (The) 52,684 4,302,702
#*Corcept Therapeutics, Inc. 26,571 1,909,923
*CorVel Corp. 9,645 1,048,990
*Cross Country Healthcare, Inc. 6,304 85,419
*CryoPort, Inc. 9,805 54,712
*Cullinan Therapeutics, Inc. 7,488 62,001
#*CVRx, Inc. 544 3,982
CVS Health Corp. 326,957 21,811,301
*Cytek Biosciences, Inc. 21,489 79,724
Danaher Corp. 166,921 33,272,363
*DaVita, Inc. 13,322 1,885,729
*Day One Biopharmaceuticals,
Inc. 15,164 117,976
*Denali Therapeutics, Inc. 37,436 623,309
DENTSPLY SIRONA, Inc. 33,074 459,729
*Design Therapeutics, Inc. 2,323 11,290
*Dexcom, Inc. 78,249 5,585,414
#*Dianthus Therapeutics, Inc. 1,655 36,162
#*Disc Medicine, Inc. 8,002 395,459
*Doximity, Inc., Class A 35,840 2,038,579
#*Dynavax Technologies Corp. 34,342 403,519
*Edgewise Therapeutics, Inc. 12,548 205,787
#*Editas Medicine, Inc. 14,447 23,838
*Edwards Lifesciences Corp. 149,950 11,319,726
*Elanco Animal Health, Inc. 111,292 1,055,048
*Electromed, Inc. 1,107 25,494
Elevance Health, Inc. 55,174 23,205,081
Eli Lilly & Co. 208,665 187,579,402
Embecta Corp. 13,912 169,587
*Emergent BioSolutions, Inc. 22,367 119,440
*Enanta Pharmaceuticals, Inc. 2,318 14,117
Encompass Health Corp. 26,738 3,128,079
*Enhabit, Inc. 7,217 57,664
#*Enliven Therapeutics, Inc. 892 16,894
*Enovis Corp. 12,600 435,834
Ensign Group, Inc. (The) 14,861 1,916,920
*Entrada Therapeutics, Inc. 2,124 19,392
*Envista Holdings Corp. 43,727 703,130
*Erasca, Inc. 35,761 52,211
*Evolent Health, Inc., Class A 18,633 183,721
#*Exact Sciences Corp. 45,482 2,075,798
*Exelixis, Inc. 65,705 2,572,351
*Fate Therapeutics, Inc. 14,579 18,661
*FONAR Corp. 687 8,622
*Fortrea Holdings, Inc. 13,626 84,890
#*Fulcrum Therapeutics, Inc. 6,408 24,671
#*Fulgent Genetics, Inc. 4,812 83,488
GE HealthCare Technologies, Inc. 126,027 8,863,479
*GeneDx Holdings Corp. 1,181 78,950
Gilead Sciences, Inc. 325,887 34,720,001
*Glaukos Corp. 15,838 1,492,732
*Globus Medical, Inc. 31,075 2,230,253
*GoodRx Holdings, Inc., Class A 29,800 137,974
#*GRAIL, Inc. 3,735 128,839
*Haemonetics Corp. 14,093 888,141
Shares Value†
HEALTH CARE — (Continued)
*Halozyme Therapeutics, Inc. 36,593 $ 2,247,542
*Harmony Biosciences Holdings,
Inc. 11,772 346,921
*Harvard Bioscience, Inc. 4,139 1,475
HCA Healthcare, Inc. 47,785 16,489,648
*Health Catalyst, Inc. 11,727 46,322
*HealthEquity, Inc. 22,154 1,899,041
HealthStream, Inc. 6,474 217,721
#*Henry Schein, Inc. 33,235 2,159,278
#*Hims & Hers Health, Inc. 30,201 999,653
*Hologic, Inc. 59,071 3,437,932
Humana, Inc. 28,109 7,371,304
*ICON PLC 19,001 2,877,511
*ICU Medical, Inc. 6,684 912,968
*Ideaya Biosciences, Inc. 93 1,872
*IDEXX Laboratories, Inc. 21,339 9,232,318
*Illumina, Inc. 41,483 3,219,081
#*Immunovant, Inc. 15,963 257,802
*Incyte Corp. 42,322 2,651,897
*InfuSystem Holdings, Inc. 2,425 11,446
*Innoviva, Inc. 19,776 369,613
*Inogen, Inc. 3,192 22,759
*Inotiv, Inc. 1,984 3,908
#*Inozyme Pharma, Inc. 1,257 1,446
*Insmed, Inc. 47,966 3,453,552
*Inspire Medical Systems, Inc. 7,912 1,253,103
*Insulet Corp. 20,265 5,112,657
#*Integer Holdings Corp. 8,350 1,054,689
*Integra LifeSciences Holdings
Corp. 5,096 83,523
#*Intellia Therapeutics, Inc. 15,219 134,993
*Intuitive Surgical, Inc. 92,921 47,928,652
#*Iovance Biotherapeutics, Inc. 49,131 176,380
*IQVIA Holdings, Inc. 44,366 6,879,836
iRadimed Corp. 972 50,943
*iTeos Therapeutics, Inc. 4,265 30,921
*Jasper Therapeutics, Inc. 116 637
*Jazz Pharmaceuticals PLC 16,623 1,944,226
Johnson & Johnson 624,052 97,545,568
*KalVista Pharmaceuticals, Inc. 4,877 67,156
*Kewaunee Scientific Corp. 684 21,662
*Kiniksa Pharmaceuticals
International PLC 9,628 259,667
*Kodiak Sciences, Inc. 4,260 18,574
*KORU Medical Systems, Inc. 4,099 11,272
*Krystal Biotech, Inc. 5,700 968,316
*Kura Oncology, Inc. 9,459 62,051
*Kymera Therapeutics, Inc. 15,256 522,823
Labcorp Holdings, Inc. 21,811 5,256,669
#*Lantheus Holdings, Inc. 18,962 1,978,495
LeMaitre Vascular, Inc. 6,431 583,549
*LENSAR, Inc. 1,109 15,581
#*LENZ Therapeutics, Inc. 1,131 32,250
*LifeStance Health Group, Inc. 25,778 169,361
*Ligand Pharmaceuticals, Inc. 4,634 509,091
*Lisata Therapeutics, Inc. 3,851 9,127
*LivaNova PLC 12,391 458,467
*MacroGenics, Inc. 6,698 11,621

16
Dimensional U.S. Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*MannKind Corp. 103,389 $ 521,081
#*Maravai LifeSciences Holdings,
Inc., Class A 92,043 185,927
*Masimo Corp. 12,547 2,019,565
#*MaxCyte, Inc. 14,184 40,283
McKesson Corp. 32,450 23,130,036
*Medpace Holdings, Inc. 7,533 2,323,102
Medtronic PLC 334,328 28,337,641
*MeiraGTx Holdings PLC 3,909 27,715
Merck & Co., Inc. 597,935 50,944,062
*Merit Medical Systems, Inc. 14,806 1,398,427
Mesa Laboratories, Inc. 1,448 166,882
*Mettler-Toledo International, Inc. 5,549 5,940,593
*MiMedx Group, Inc. 34,260 235,709
#*Moderna, Inc. 60,871 1,737,258
#*ModivCare, Inc. 1,763 2,098
*Molina Healthcare, Inc. 13,497 4,413,654
#*Monte Rosa Therapeutics, Inc. 8,902 43,709
*Myriad Genetics, Inc. 22,842 169,259
#*Natera, Inc. 34,148 5,153,958
National HealthCare Corp. 4,910 463,946
National Research Corp. 2,478 28,150
*Nautilus Biotechnology, Inc. 3,012 2,074
*Neogen Corp. 45,789 231,234
#*NeoGenomics, Inc. 43,299 276,897
*Neurocrine Biosciences, Inc. 25,894 2,788,525
#*Nkarta, Inc. 4,001 8,482
*Nurix Therapeutics, Inc. 6,647 76,640
#*Nuvation Bio, Inc. 37,973 85,439
*Olema Pharmaceuticals, Inc. 10,909 56,290
*OmniAb Operations, Inc.-
Earnout Shares 14,264 24,249
*Omnicell, Inc. 16,550 517,353
*OptimizeRx Corp. 2,136 19,480
*Option Care Health, Inc. 40,903 1,321,576
*Oramed Pharmaceuticals, Inc. 3,431 7,960
*OraSure Technologies, Inc. 11,179 33,425
*Organogenesis Holdings, Inc. 9,630 47,283
Organon & Co. 88,276 1,141,409
*ORIC Pharmaceuticals, Inc. 5,221 29,812
*Orthofix Medical, Inc. 7,374 102,572
*OrthoPediatrics Corp. 3,720 77,450
*Owens & Minor, Inc. 14,389 101,586
*Pacira BioSciences, Inc. 18,118 487,374
*<PDL BioPharma, Inc. 14,616 7,600
*Pediatrix Medical Group, Inc. 28,707 369,746
*Pennant Group, Inc. (The) 8,743 223,996
*Penumbra, Inc. 10,032 2,937,771
*Performant Healthcare, Inc. 3,697 8,725
Perrigo Co. PLC 35,271 907,170
*Personalis, Inc. 5,345 20,204
Pfizer, Inc. 1,470,772 35,901,545
Phibro Animal Health Corp.,
Class A 4,622 86,015
*Phreesia, Inc. 17,670 441,043
*Pliant Therapeutics, Inc. 9,116 14,494
#Premier, Inc., Class A 23,238 472,893
Shares Value†
HEALTH CARE — (Continued)
*Prestige Consumer Healthcare,
Inc. 11,742 $ 953,803
*Privia Health Group, Inc. 22,315 523,956
*Pro-Dex, Inc. 344 22,594
*Progyny, Inc. 10,937 249,801
*Protagonist Therapeutics, Inc. 5,179 237,302
#*Prothena Corp. PLC 2,713 24,960
*PTC Therapeutics, Inc. 14,591 727,215
*Pulmonx Corp. 5,213 25,179
*Puma Biotechnology, Inc. 15,090 47,986
*Quanterix Corp. 6,044 34,813
Quest Diagnostics, Inc. 30,245 5,390,264
*QuidelOrtho Corp. 16,301 453,005
*RadNet, Inc. 15,613 817,809
*Rafael Holdings, Inc., Class B 922 1,457
#*Recursion Pharmaceuticals,
Inc., Class A 23,803 133,059
Regeneron Pharmaceuticals, Inc. 25,069 15,010,314
*REGENXBIO, Inc. 7,318 70,326
*Relay Therapeutics, Inc. 26,977 89,833
#*Repligen Corp. 13,383 1,846,720
*Replimune Group, Inc. 13,124 128,353
ResMed, Inc. 39,948 9,451,297
*Revolution Medicines, Inc. 21,855 882,505
#Revvity, Inc. 31,073 2,903,150
*Rigel Pharmaceuticals, Inc. 5,798 113,409
*Rocket Pharmaceuticals, Inc. 5,992 45,719
*RxSight, Inc. 7,300 107,456
*Sage Therapeutics, Inc. 1,085 7,910
#*Sana Biotechnology, Inc. 8,974 17,051
*Sarepta Therapeutics, Inc. 22,069 1,377,106
#*Schrodinger, Inc. 3,753 96,189
Select Medical Holdings Corp. 28,731 524,053
#*Semler Scientific, Inc. 10,585 342,213
*SI-BONE, Inc. 5,669 77,382
#SIGA Technologies, Inc. 6,109 33,722
*Sight Sciences, Inc. 1,340 4,087
#Simulations Plus, Inc. 2,514 86,356
*Solid Biosciences, Inc. 957 3,168
*Solventum Corp. 19,734 1,304,812
*Sotera Health Co. 50,594 581,831
*SpringWorks Therapeutics, Inc. 4,525 209,508
#*STAAR Surgical Co. 13,779 251,605
STERIS PLC 26,722 6,005,502
#*Stoke Therapeutics, Inc. 8,400 81,984
Stryker Corp. 89,079 33,308,420
#*Summit Therapeutics, Inc. 49,747 1,199,898
*Supernus Pharmaceuticals, Inc. 17,387 564,730
*Surgery Partners, Inc. 14,934 327,801
*Surmodics, Inc. 2,976 83,358
*Tactile Systems Technology, Inc. 5,496 77,604
*Talkspace, Inc. 34,923 107,214
*Tango Therapeutics, Inc. 5,276 7,439
*Tarsus Pharmaceuticals, Inc. 2,683 139,275
*Tectonic Therapeutic, Inc. 2,208 46,059
*Teladoc Health, Inc. 38,366 275,852
Teleflex, Inc. 10,874 1,490,282
*Tenet Healthcare Corp. 25,032 3,578,324

17
Dimensional U.S. Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Terns Pharmaceuticals, Inc. 8,118 $ 26,789
#*Theravance Biopharma, Inc. 5,907 57,711
Thermo Fisher Scientific, Inc. 98,004 42,043,716
*Third Harmonic Bio, Inc. 2,783 14,388
*Tourmaline Bio, Inc. 68 1,170
#*TransMedics Group, Inc. 7,797 717,402
*Travere Therapeutics, Inc. 3,394 70,629
*Trevi Therapeutics, Inc. 2,157 14,905
*TruBridge, Inc. 236 6,143
*TScan Therapeutics, Inc. 2,115 3,395
*Twist Bioscience Corp. 9,714 372,240
#*Tyra Biosciences, Inc. 1,440 14,832
#*UFP Technologies, Inc. 1,966 409,990
*United Therapeutics Corp. 11,209 3,397,336
UnitedHealth Group, Inc. 237,236 97,608,380
Universal Health Services, Inc.,
Class B 14,689 2,600,981
US Physical Therapy, Inc. 4,668 331,941
Utah Medical Products, Inc. 508 26,289
*Vanda Pharmaceuticals, Inc. 9,739 43,923
*Varex Imaging Corp. 8,759 72,875
#*Vaxcyte, Inc. 6,750 241,920
*Veeva Systems, Inc., Class A 42,169 9,854,474
*Veracyte, Inc. 20,698 631,289
*Vericel Corp. 16,915 643,108
*Vertex Pharmaceuticals, Inc. 66,642 33,954,099
#*Verve Therapeutics, Inc. 9,056 51,348
Viatris, Inc. 305,488 2,572,209
*Vir Biotechnology, Inc. 21,736 133,024
#*Viridian Therapeutics, Inc. 19,686 266,745
*Voyager Therapeutics, Inc. 6,360 22,642
*Waters Corp. 16,037 5,576,546
West Pharmaceutical Services,
Inc. 17,539 3,705,815
*Xencor, Inc. 17,567 193,588
#*Y-mAbs Therapeutics, Inc. 5,292 22,491
Zimmer Biomet Holdings, Inc. 51,423 5,299,140
*Zimvie, Inc. 4,754 43,071
Zoetis, Inc. 116,131 18,162,888
*Zymeworks, Inc. 12,691 165,110
TOTAL HEALTH CARE 1,466,140,819
INDUSTRIALS — ( 9 .8% )
*3D Systems Corp. 32,612 60,006
3M Co. 140,656 19,538,525
A.O. Smith Corp. 31,152 2,113,975
AAON, Inc. 21,209 1,935,745
*AAR Corp. 9,241 494,024
ABM Industries, Inc. 16,241 791,586
ACCO Brands Corp. 36,483 140,824
Acme United Corp. 400 15,408
Acuity, Inc. 8,217 2,001,743
*ACV Auctions, Inc., Class A 40,932 601,291
Advanced Drainage Systems, Inc. 17,192 1,951,120
AECOM 35,683 3,520,128
*AeroVironment, Inc. 7,262 1,100,338
AGCO Corp. 18,056 1,531,690
Air Lease Corp. 30,700 1,435,532
Alamo Group, Inc. 2,815 470,049
Shares Value†
INDUSTRIALS — (Continued)
*Alaska Air Group, Inc. 31,876 $ 1,411,150
Albany International Corp. 8,741 574,808
Alight, Inc., Class A 97,088 496,120
Allegiant Travel Co. 5,235 245,679
Allegion PLC 22,724 3,163,181
Allient, Inc. 2,391 51,048
Allison Transmission Holdings,
Inc. 21,827 2,013,322
*Alpha Pro Tech, Ltd. 2,226 9,750
#Alta Equipment Group, Inc. 3,184 13,532
*Amentum Holdings, Inc. 24,975 544,954
*Ameresco, Inc., Class A 11,666 124,010
#*American Airlines Group, Inc. 172,126 1,712,654
#*American Superconductor
Corp. 9,613 190,818
*American Woodmark Corp. 4,355 256,945
AMETEK, Inc. 61,742 10,470,208
*API Group Corp. 52,139 1,972,418
Apogee Enterprises, Inc. 6,965 276,302
Applied Industrial Technologies,
Inc. 9,779 2,379,035
ArcBest Corp. 6,405 374,821
#*Archer Aviation, Inc., Class A 25,913 215,855
Arcosa, Inc. 12,833 1,027,538
Argan, Inc. 3,739 572,553
Armstrong World Industries, Inc. 13,323 1,932,101
Astec Industries, Inc. 5,839 211,547
#*Astronics Corp. 6,669 151,320
*Astronics Corp., Class B 636 14,469
*Asure Software, Inc. 3,230 32,817
*ATI, Inc. 37,004 2,012,278
Atkore, Inc. 6,742 430,612
Atmus Filtration Technologies,
Inc. 23,522 815,508
Automatic Data Processing, Inc. 105,553 31,729,232
#*Avis Budget Group, Inc. 6,013 556,984
*Axon Enterprise, Inc. 19,526 11,975,296
*AZEK Co., Inc. (The) 51,146 2,534,796
AZZ, Inc. 7,721 669,874
Barrett Business Services, Inc. 7,897 320,302
#*BlackSky Technology, Inc. 4,772 39,894
*Blade Air Mobility, Inc. 8,418 22,308
#*Bloom Energy Corp., Class A 63,131 1,156,560
#*Blue Bird Corp. 8,806 307,065
*BlueLinx Holdings, Inc. 2,425 157,964
*Boeing Co. (The) 195,389 35,803,080
Boise Cascade Co. 9,121 850,807
Booz Allen Hamilton Holding
Corp. 32,740 3,929,455
*Bowman Consulting Group, Ltd. 1,988 43,975
Brady Corp., Class A 11,330 796,386
*BrightView Holdings, Inc. 20,098 275,745
Brink's Co. (The) 15,088 1,346,453
Broadridge Financial Solutions,
Inc. 31,209 7,565,062
*Builders FirstSource, Inc. 28,424 3,400,363
BWX Technologies, Inc. 24,840 2,710,541
#*Byrna Technologies, Inc. 4,217 94,419
*CACI International, Inc., Class A 5,743 2,629,547

18
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Cadeler A/S, ADR 2,086 $ 43,535
Cadre Holdings, Inc. 7,763 226,291
Carlisle Cos., Inc. 11,687 4,434,983
Carrier Global Corp. 202,035 12,635,269
*Casella Waste Systems, Inc. 16,133 1,894,821
Caterpillar, Inc. 123,973 38,341,130
*CBIZ, Inc. 11,254 766,397
*CECO Environmental Corp. 7,744 184,230
CH Robinson Worldwide, Inc. 31,318 2,794,192
#*Chart Industries, Inc. 12,847 1,734,088
*Cimpress PLC 4,354 182,955
Cintas Corp. 94,217 19,943,855
Civeo Corp. 1,889 35,872
#*Clarivate PLC 89,658 386,426
*Clean Harbors, Inc. 13,845 2,961,999
#CNH Industrial NV 244,818 2,832,544
Columbus McKinnon Corp. 7,951 118,072
Comfort Systems USA, Inc. 9,424 3,746,511
*Commercial Vehicle Group, Inc. 5,721 5,494
CompX International, Inc. 278 7,562
#Concentrix Corp. 6,811 347,770
Concrete Pumping Holdings, Inc. 3,512 21,072
*Conduent, Inc. 27,649 58,339
#*Construction Partners, Inc.,
Class A 7,709 633,217
Copa Holdings SA, Class A 9,030 828,593
*Copart, Inc. 223,754 13,655,707
*Core & Main, Inc., Class A 51,353 2,705,276
Costamare, Inc. 9,156 85,425
Covenant Logistics Group, Inc. 2,664 53,014
CRA International, Inc. 2,365 383,603
Crane Co. 12,408 1,997,440
CSG Systems International, Inc. 8,044 483,686
CSW Industrials, Inc. 4,146 1,295,542
CSX Corp. 509,007 14,287,826
Cummins, Inc. 36,090 10,604,686
Curtiss-Wright Corp. 9,779 3,372,679
#*Custom Truck One Source, Inc. 9,226 37,181
#*Dayforce, Inc. 39,155 2,265,900
Deere & Co. 66,862 30,994,549
Delta Air Lines, Inc. 177,412 7,385,662
Deluxe Corp. 12,535 183,011
*Distribution Solutions Group, Inc. 1,684 43,851
*DNOW, Inc. 29,176 463,023
Donaldson Co., Inc. 32,562 2,140,300
Douglas Dynamics, Inc. 7,469 179,107
Dover Corp. 37,125 6,335,381
*Driven Brands Holdings, Inc. 22,413 370,263
*Ducommun, Inc. 3,499 200,563
Dun & Bradstreet Holdings, Inc. 71,373 640,216
*DXP Enterprises, Inc. 4,349 384,713
*Dycom Industries, Inc. 7,844 1,314,262
Eastern Co. (The) 600 12,594
Eaton Corp. PLC 101,634 29,918,001
EMCOR Group, Inc. 12,103 4,849,672
Emerson Electric Co. 146,766 15,426,574
*Energy Recovery, Inc. 17,569 271,441
Enerpac Tool Group Corp. 17,880 721,816
Shares Value†
INDUSTRIALS — (Continued)
EnerSys 11,571 $ 1,002,049
Ennis, Inc. 5,116 91,832
Enpro, Inc. 6,107 912,386
*Enviri Corp. 16,814 115,512
Equifax, Inc. 33,645 8,752,074
Esab Corp. 15,684 1,883,962
ESCO Technologies, Inc. 6,436 1,006,912
Espey Mfg. & Electronics Corp. 1,100 33,836
#*Everus Construction Group, Inc. 16,741 673,658
*ExlService Holdings, Inc. 50,974 2,471,219
Expeditors International of
Washington, Inc. 36,990 4,065,571
Exponent, Inc. 18,095 1,423,715
Fastenal Co. 150,650 12,198,130
Federal Signal Corp. 15,639 1,273,484
FedEx Corp. 59,980 12,615,593
Ferguson Enterprises, Inc. 51,315 8,706,103
#*First Advantage Corp. 17,546 247,399
Flowserve Corp. 32,956 1,490,600
#*Fluence Energy, Inc. 16,308 66,700
*Fluor Corp. 43,159 1,505,817
*Forrester Research, Inc. 1,324 12,379
Fortive Corp. 88,506 6,167,983
Fortune Brands Innovations, Inc. 31,529 1,696,891
*Franklin Covey Co. 1,500 30,465
Franklin Electric Co., Inc. 7,897 670,929
*FreightCar America, Inc. 946 5,468
#*Frontier Group Holdings, Inc. 39,780 118,544
#FTAI Aviation, Ltd. 1,550 166,020
#FTAI Infrastructure, Inc. 31,746 137,143
*FTI Consulting, Inc. 9,344 1,553,720
*Gates Industrial Corp. PLC 67,075 1,269,059
GATX Corp. 9,719 1,418,585
GE Vernova, Inc. 71,085 26,359,740
Genco Shipping & Trading, Ltd. 9,685 125,518
*Gencor Industries, Inc. 1,168 14,822
*Generac Holdings, Inc. 15,185 1,736,860
General Dynamics Corp. 59,176 16,102,973
General Electric Co. 276,654 55,756,847
Genpact, Ltd. 44,587 2,240,943
*Gibraltar Industries, Inc. 9,542 505,249
Global Industrial Co. 3,014 77,400
*GMS, Inc. 10,613 777,508
Gorman-Rupp Co. (The) 5,080 182,169
Graco, Inc. 44,045 3,594,512
*Graham Corp. 9,383 285,994
#Granite Construction, Inc. 11,292 917,927
*Great Lakes Dredge & Dock
Corp. 22,996 209,034
Greenbrier Cos., Inc. (The) 10,973 465,475
Griffon Corp. 10,959 746,417
#*GXO Logistics, Inc. 29,359 1,063,970
H&E Equipment Services, Inc. 7,413 665,762
*Hayward Holdings, Inc. 54,563 727,325
*Healthcare Services Group, Inc. 19,024 270,331
Heartland Express, Inc. 11,076 84,178
HEICO Corp. 12,599 3,159,325
HEICO Corp., Class A 20,829 4,185,171

19
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Heidrick & Struggles International,
Inc. 6,228 $ 243,017
Helios Technologies, Inc. 10,166 277,125
#Herc Holdings, Inc. 6,976 763,453
*Hertz Global Holdings, Inc. 11,348 77,393
Hexcel Corp. 20,114 974,926
Hillenbrand, Inc. 13,031 263,617
*Hillman Solutions Corp. 64,726 452,435
HNI Corp. 13,896 587,801
Honeywell International, Inc. 168,078 35,380,419
Howmet Aerospace, Inc. 110,863 15,363,395
Hub Group, Inc., Class A 16,859 532,576
Hubbell, Inc. 13,782 5,005,347
*Hudson Technologies, Inc. 6,969 46,623
Huntington Ingalls Industries, Inc. 8,753 2,016,166
*Hurco Cos., Inc. 883 14,728
*Huron Consulting Group, Inc. 4,947 666,806
#*Hyliion Holdings Corp. 56,208 84,874
Hyster-Yale, Inc. 1,444 55,493
*IBEX Holdings, Ltd. 167 4,182
ICF International, Inc. 4,758 404,240
IDEX Corp. 19,727 3,431,906
*IES Holdings, Inc. 2,897 569,782
Illinois Tool Works, Inc. 76,257 18,294,817
Ingersoll Rand, Inc. 101,902 7,686,468
#*Innodata, Inc. 9,473 358,269
*Innovative Solutions and
Support, Inc. 1,906 12,846
Insperity, Inc. 12,896 838,369
Insteel Industries, Inc. 4,543 154,053
Interface, Inc. 20,310 381,828
ITT, Inc. 21,084 2,888,930
Jacobs Solutions, Inc. 32,167 3,982,275
*Janus International Group, Inc. 28,797 198,123
JB Hunt Transport Services, Inc. 21,458 2,801,986
JBT Marel Corp. 9,495 999,444
*JELD-WEN Holding, Inc. 23,696 130,802
#*JetBlue Airways Corp. 99,181 432,429
Johnson Controls International
PLC 172,330 14,458,487
#Kadant, Inc. 3,040 896,800
Karat Packaging, Inc. 563 14,852
KBR, Inc. 33,809 1,785,453
Kelly Services, Inc., Class A 5,839 67,440
Kennametal, Inc. 26,874 523,505
Kforce, Inc. 5,555 212,201
*Kirby Corp. 14,585 1,405,556
Knight-Swift Transportation
Holdings, Inc. 41,871 1,640,087
Korn Ferry 13,946 860,468
#*Kratos Defense & Security
Solutions, Inc. 58,487 1,975,983
*L.B. Foster Co., Class A 1,019 20,349
L3Harris Technologies, Inc. 48,882 10,755,018
Landstar System, Inc. 9,025 1,210,704
Leidos Holdings, Inc. 30,977 4,559,195
Lennox International, Inc. 8,706 4,760,005
Leonardo DRS, Inc. 20,011 739,607
*Limbach Holdings, Inc. 2,775 265,678
Shares Value†
INDUSTRIALS — (Continued)
#Lincoln Electric Holdings, Inc. 14,895 $ 2,624,499
Lindsay Corp. 3,514 453,517
*Liquidity Services, Inc. 5,607 178,190
Lockheed Martin Corp. 54,954 26,254,273
LSI Industries, Inc. 4,274 64,495
Luxfer Holdings PLC 5,723 61,579
*Lyft, Inc., Class A 105,228 1,304,827
*Manitowoc Co., Inc. (The) 5,712 45,011
ManpowerGroup, Inc. 13,663 588,465
Marten Transport, Ltd. 17,352 222,800
Masco Corp. 56,666 3,434,526
*MasTec, Inc. 16,067 2,045,650
*Masterbrand, Inc. 41,741 507,153
*Matrix Service Co. 3,453 40,055
Matson, Inc. 9,028 984,865
Maximus, Inc. 16,083 1,076,918
*Mayville Engineering Co., Inc. 2,155 27,541
McGrath RentCorp 6,721 716,929
*Mercury Systems, Inc. 13,815 690,750
*Middleby Corp. (The) 14,580 1,944,243
Miller Industries, Inc. 3,535 144,263
MillerKnoll, Inc. 20,219 331,592
*Mistras Group, Inc. 2,294 20,921
*Montrose Environmental Group,
Inc. 6,209 90,838
Moog, Inc., Class A 6,972 1,166,067
*MRC Global, Inc. 27,767 323,486
MSA Safety, Inc. 9,648 1,518,788
MSC Industrial Direct Co., Inc. 12,282 939,327
Mueller Industries, Inc. 27,105 1,993,844
Mueller Water Products, Inc.,
Class A 38,084 999,324
*MYR Group, Inc. 3,712 454,052
National Presto Industries, Inc. 1,141 96,243
#*Net Power, Inc. 3,650 6,205
*NEXTracker, Inc., Class A 38,729 1,572,785
Nordson Corp. 13,976 2,649,430
Norfolk Southern Corp. 60,377 13,527,467
Northrop Grumman Corp. 35,289 17,168,099
*Northwest Pipe Co. 1,482 62,778
*NV5 Global, Inc. 22,500 417,375
nVent Electric PLC 42,338 2,324,780
Old Dominion Freight Line, Inc. 49,887 7,646,679
Omega Flex, Inc. 302 9,048
*OPENLANE, Inc. 32,235 596,670
*Orion Group Holdings, Inc. 7,380 47,158
Oshkosh Corp. 17,100 1,432,296
Otis Worldwide Corp. 104,284 10,039,421
Owens Corning 22,382 3,254,567
PACCAR, Inc. 140,451 12,670,085
*PAMT Corp. 940 13,132
Pangaea Logistics Solutions, Ltd. 4,633 18,671
Park Aerospace Corp. 2,787 36,426
Parker-Hannifin Corp. 33,408 20,213,844
Park-Ohio Holdings Corp. 1,013 20,169
*Parsons Corp. 10,658 712,594
Paychex, Inc. 84,136 12,378,088
Paycom Software, Inc. 14,064 3,183,949

20
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Paylocity Holding Corp. 13,771 $ 2,645,409
Pentair PLC 43,199 3,919,445
*Perma-Fix Environmental
Services, Inc. 2,278 18,680
*Perma-Pipe International
Holdings, Inc. 1,050 12,600
Pioneer Power Solutions, Inc. 2,112 5,639
Pitney Bowes, Inc. 45,469 394,671
*Planet Labs PBC 50,774 167,046
#*Plug Power, Inc. 14,333 12,507
#Powell Industries, Inc. 2,559 468,578
Preformed Line Products Co. 718 98,632
Primoris Services Corp. 14,866 891,514
*Proto Labs, Inc. 6,592 231,775
*Pursuit Attractions and
Hospitality, Inc. 6,016 176,209
Quad/Graphics, Inc. 3,811 18,178
Quanex Building Products Corp. 9,842 161,802
Quanta Services, Inc. 39,587 11,586,719
*Quest Resource Holding Corp. 613 1,447
*Radiant Logistics, Inc. 5,020 29,367
*RBC Bearings, Inc. 7,784 2,557,589
*RCM Technologies, Inc. 1,243 21,678
Regal Rexnord Corp. 15,906 1,683,491
Republic Services, Inc. 56,379 14,137,034
*Resideo Technologies, Inc. 40,379 677,560
Resources Connection, Inc. 4,337 24,873
REV Group, Inc. 17,743 580,196
Robert Half, Inc. 25,647 1,136,162
#*Rocket Lab USA, Inc. 41,854 911,999
Rockwell Automation, Inc. 30,674 7,597,336
Rollins, Inc. 78,952 4,510,528
RTX Corp. 347,648 43,848,842
Rush Enterprises, Inc., Class A 19,926 1,016,027
Rush Enterprises, Inc., Class B 378 21,864
*RXO, Inc. 31,213 439,791
Ryder System, Inc. 10,677 1,469,903
*Saia, Inc. 6,545 1,596,980
#Schneider National, Inc., Class B 10,594 227,665
Science Applications International
Corp. 12,579 1,522,436
Sensata Technologies Holding
PLC 46,101 986,561
*Shoals Technologies Group, Inc.,
Class A 28,253 101,993
Shyft Group, Inc. (The) 11,820 99,997
Simpson Manufacturing Co., Inc. 10,977 1,687,055
*SiteOne Landscape Supply, Inc. 10,500 1,205,505
*SkyWest, Inc. 11,251 1,003,252
Snap-on, Inc. 13,783 4,325,243
#Southwest Airlines Co. 139,605 3,903,356
#*Spire Global, Inc. 1,481 13,907
*SPX Technologies, Inc. 12,485 1,674,863
SS&C Technologies Holdings,
Inc. 60,880 4,602,528
Standex International Corp. 2,797 395,552
Stanley Black & Decker, Inc. 39,843 2,391,377
Steelcase, Inc., Class A 25,023 248,228
#*Sterling Infrastructure, Inc. 8,099 1,210,234
Shares Value†
INDUSTRIALS — (Continued)
*Sun Country Airlines Holdings,
Inc. 12,687 $ 124,333
#*Sunrun, Inc. 50,274 346,388
#*Symbotic, Inc. 4,487 96,829
*TaskUS, Inc., Class A 4,195 58,562
*Taylor Devices, Inc. 323 10,304
#Tecnoglass, Inc. 6,164 439,308
Tennant Co. 4,458 321,689
Terex Corp. 16,862 593,542
Tetra Tech, Inc. 70,684 2,204,634
Textron, Inc. 47,131 3,316,608
*Thermon Group Holdings, Inc. 10,529 276,176
Timken Co. (The) 20,411 1,311,407
*Titan International, Inc. 9,330 68,576
#*Titan Machinery, Inc. 5,016 83,215
Toro Co. (The) 26,039 1,777,943
Trane Technologies PLC 58,205 22,310,559
#*Transcat, Inc. 2,703 214,429
TransDigm Group, Inc. 14,423 20,380,709
TransUnion 51,536 4,275,427
#*Trex Co., Inc. 26,057 1,506,616
TriNet Group, Inc. 5,656 443,034
Trinity Industries, Inc. 27,487 689,924
*Triumph Group, Inc. 18,981 482,117
*TrueBlue, Inc. 10,398 45,127
*TTEC Holdings, Inc. 2,404 9,616
*Tutor Perini Corp. 17,631 378,361
Twin Disc, Inc. 668 4,903
*Uber Technologies, Inc. 490,292 39,718,555
UFP Industries, Inc. 16,916 1,672,147
U-Haul Holding Co. 23,728 1,300,294
*U-Haul Holding Co. 1,707 104,793
*Ultralife Corp. 18,796 84,206
UniFirst Corp. 3,837 684,789
Union Pacific Corp. 155,234 33,477,764
*United Airlines Holdings, Inc. 89,017 6,126,150
United Parcel Service, Inc., Class
B 190,091 18,115,672
United Rentals, Inc. 17,905 11,306,112
#Universal Logistics Holdings,
Inc. 1,686 36,654
*Upwork, Inc. 32,729 430,386
*V2X, Inc. 5,012 249,397
Valmont Industries, Inc. 5,179 1,518,586
Veralto Corp. 66,474 6,374,857
Verisk Analytics, Inc. 37,157 11,014,450
*Verra Mobility Corp. 62,116 1,354,129
Vertiv Holdings Co., Class A 95,586 8,161,133
Vestis Corp. 30,696 268,897
*Vicor Corp. 4,499 179,533
Virco Mfg. Corp. 653 6,001
#*Virgin Galactic Holdings, Inc. 356 1,029
*VirTra, Inc. 294 1,376
#VSE Corp. 5,366 614,514
Wabash National Corp. 7,911 54,665
Waste Management, Inc. 103,619 24,180,530
#Watsco, Inc. 9,492 4,364,801

21
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Watts Water Technologies, Inc.,
Class A 6,873 $ 1,427,866
Werner Enterprises, Inc. 18,598 458,627
WESCO International, Inc. 12,849 2,093,873
Westinghouse Air Brake
Technologies Corp. 45,950 8,488,803
*Wilhelmina International, Inc. 2,303 7,945
*Willdan Group, Inc. 3,091 121,167
Willis Lease Finance Corp. 652 100,877
#WillScot Holdings Corp. 42,360 1,064,083
Woodward, Inc. 15,592 2,924,591
Worthington Enterprises, Inc. 8,638 437,342
WW Grainger, Inc. 11,427 11,704,790
*Xometry, Inc., Class A 11,760 301,526
*XPO, Inc. 31,804 3,375,040
Xylem, Inc. 62,531 7,539,363
Zurn Elkay Water Solutions Corp. 36,825 1,250,577
TOTAL INDUSTRIALS 1,339,597,941
INFORMATION TECHNOLOGY — ( 28 .4% )
*8x8, Inc. 14,607 25,854
*908 Devices, Inc. 1,720 9,340
A10 Networks, Inc. 22,324 367,900
Accenture PLC, Class A 162,064 48,481,446
*ACI Worldwide, Inc. 27,195 1,451,125
Adeia, Inc. 35,568 437,842
*Adobe, Inc. 112,218 42,079,506
*ADTRAN Holdings, Inc. 15,115 115,781
Advanced Energy Industries, Inc. 9,588 933,967
*Advanced Micro Devices, Inc. 377,337 36,733,757
#*Aehr Test Systems 3,844 32,789
*Agilysys, Inc. 7,704 572,792
*Akamai Technologies, Inc. 36,308 2,925,699
*Alarm.com Holdings, Inc. 12,074 647,166
#*Alkami Technology, Inc. 20,610 550,081
*Allegro MicroSystems, Inc. 31,895 608,238
*Alpha & Omega Semiconductor,
Ltd. 9,575 180,297
*Ambarella, Inc. 4,170 200,118
Amdocs, Ltd. 28,641 2,537,020
Amkor Technology, Inc. 24,462 426,862
Amphenol Corp., Class A 314,062 24,167,071
*Amplitude, Inc., Class A 5,197 47,760
Analog Devices, Inc. 127,877 24,925,785
*ANSYS, Inc. 14,841 4,777,021
*Appfolio, Inc., Class A 6,539 1,350,434
Apple, Inc. 3,917,254 832,416,475
Applied Materials, Inc. 205,590 30,984,469
*Applied Optoelectronics, Inc. 11,130 142,353
*AppLovin Corp., Class A 56,316 15,166,462
*Arista Networks, Inc. 277,738 22,849,505
*Arlo Technologies, Inc. 3,275 32,193
*Arrow Electronics, Inc. 13,502 1,503,583
*ASGN, Inc. 9,928 500,173
*AstroNova, Inc. 821 6,823
*Atlassian Corp., Class A 42,300 9,657,513
#*Aurora Innovation, Inc. 278,022 2,012,879
*Autodesk, Inc. 55,141 15,122,419
*AvePoint, Inc. 17,931 293,172
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Aviat Networks, Inc. 1,956 $ 34,347
Avnet, Inc. 22,034 1,035,378
*Axcelis Technologies, Inc. 6,407 313,815
Badger Meter, Inc. 9,999 2,207,979
Bel Fuse, Inc., Class A 142 8,719
Bel Fuse, Inc., Class B 2,863 188,300
Belden, Inc. 10,047 1,035,946
Benchmark Electronics, Inc. 12,382 402,786
Bentley Systems, Inc., Class B 48,021 2,064,423
*BILL Holdings, Inc. 23,452 1,068,708
*BK Technologies Corp. 796 35,518
*Blackbaud, Inc. 14,760 893,570
*BlackLine, Inc. 15,383 726,539
*Box, Inc., Class A 39,029 1,218,485
*Braze, Inc., Class A 2,902 90,339
Broadcom, Inc. 1,159,116 223,095,057
#*C3.ai, Inc., Class A 3,214 70,740
*Cadence Design Systems, Inc. 71,267 21,219,037
*Calix, Inc. 15,368 628,705
#*CCC Intelligent Solutions
Holdings, Inc. 116,056 1,074,679
CDW Corp. 29,260 4,697,986
#*Cerence, Inc. 23,032 208,670
*CEVA, Inc. 9,088 238,196
*Ciena Corp. 37,634 2,527,499
#*Cipher Mining, Inc. 59,274 168,931
*Cirrus Logic, Inc. 14,388 1,381,824
Cisco Systems, Inc. 1,031,937 59,573,723
#Clear Secure, Inc., Class A 34,357 847,931
*Clearfield, Inc. 3,012 86,354
*Clearwater Analytics Holdings,
Inc., Class A 2,073 47,140
Climb Global Solutions, Inc. 903 95,176
*Cloudflare, Inc., Class A 79,395 9,589,328
*Coda Octopus Group, Inc. 2,056 13,775
Cognex Corp. 43,258 1,180,943
Cognizant Technology Solutions
Corp., Class A 132,350 9,736,988
*Coherent Corp. 39,509 2,541,219
*Cohu, Inc. 10,713 171,408
*CommScope Holding Co., Inc. 299,600 1,120,504
*Commvault Systems, Inc. 14,095 2,355,697
*Confluent, Inc., Class A 20,762 494,343
*Consensus Cloud Solutions, Inc. 2,093 41,567
#*Core Scientific, Inc. 10,834 87,755
Corning, Inc. 218,558 9,699,604
*Corsair Gaming, Inc. 11,641 82,418
#Crane NXT Co. 14,023 657,959
*Credo Technology Group
Holding, Ltd. 29,684 1,277,896
*Crowdstrike Holdings, Inc., Class
A 61,536 26,390,944
*CS Disco, Inc. 2,692 10,041
CTS Corp. 9,227 351,364
*Daily Journal Corp. 304 115,210
*Daktronics, Inc. 11,302 143,422
*Data I/O Corp. 3,489 7,955
*Data Storage Corp. 2,811 9,895
*Datadog, Inc., Class A 77,055 7,871,939

22
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Dell Technologies, Inc., Class C 82,133 $ 7,536,524
*Diebold Nixdorf, Inc. 4,054 179,714
*Digi International, Inc. 12,346 335,811
*Digital Turbine, Inc. 20,038 60,114
*DigitalOcean Holdings, Inc. 17,667 545,910
*Diodes, Inc. 10,525 404,160
*Docusign, Inc. 54,051 4,418,669
Dolby Laboratories, Inc., Class A 15,488 1,189,324
*DoubleVerify Holdings, Inc. 5,970 79,162
*Dropbox, Inc., Class A 58,011 1,656,214
*DXC Technology Co. 55,919 867,863
*Dynatrace, Inc. 79,078 3,714,294
*E2open Parent Holdings, Inc. 37,711 74,291
#*Eastman Kodak Co. 15,344 96,514
*eGain Corp. 1,372 7,052
*Elastic NV 28,135 2,425,237
*Electro-Sensors, Inc. 1,305 5,520
*Enphase Energy, Inc. 30,349 1,353,262
Entegris, Inc. 34,184 2,704,638
*EPAM Systems, Inc. 11,300 1,773,083
*ePlus, Inc. 9,559 596,099
*EverCommerce, Inc. 8,840 86,278
*Everspin Technologies, Inc. 1,449 7,680
#*Evolv Technologies Holdings,
Inc. 3,107 13,640
*Extreme Networks, Inc. 22,092 290,731
*F5, Inc. 15,008 3,973,218
*Fabrinet 9,338 1,914,850
*Fair Isaac Corp. 6,447 12,827,467
*FARO Technologies, Inc. 8,021 235,898
#*Fastly, Inc., Class A 13,828 79,511
*First Solar, Inc. 26,133 3,288,054
*Five9, Inc. 7,842 197,148
*Flex, Ltd. 98,200 3,372,188
*FormFactor, Inc. 17,933 504,635
*Fortinet, Inc. 169,089 17,544,675
*Franklin Wireless Corp. 3,560 17,515
Frequency Electronics, Inc. 1,270 23,622
*Freshworks, Inc., Class A 49,568 732,119
*Gartner, Inc. 20,716 8,723,093
Gen Digital, Inc. 146,152 3,780,952
#*GlobalFoundries, Inc. 30,872 1,082,681
#*Globant SA 10,319 1,213,205
*GoDaddy, Inc., Class A 38,672 7,283,098
*Grid Dynamics Holdings, Inc. 19,985 282,988
*GSI Technology, Inc. 2,032 6,543
*Guidewire Software, Inc. 22,010 4,506,988
Hackett Group, Inc. (The) 6,963 177,835
*Harmonic, Inc. 40,388 362,684
Hewlett Packard Enterprise Co. 362,284 5,876,246
HP, Inc. 253,560 6,483,529
*HubSpot, Inc. 12,956 7,922,594
*I3 Verticals, Inc., Class A 10,211 256,500
*Ichor Holdings, Ltd. 8,788 173,827
#*indie Semiconductor, Inc.,
Class A 29,387 58,480
*Informatica, Inc., Class A 11,300 212,779
Information Services Group, Inc. 6,130 23,784
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Insight Enterprises, Inc. 6,872 $ 950,260
*Intapp, Inc. 16,060 871,416
Intel Corp. 838,993 16,863,759
#InterDigital, Inc. 7,666 1,540,866
International Business Machines
Corp. 240,482 58,153,357
*inTEST Corp. 2,125 13,175
Intuit, Inc. 72,495 45,488,438
#*IonQ, Inc. 13,080 359,177
*IPG Photonics Corp. 3,980 238,362
*Itron, Inc. 11,610 1,292,077
Jabil, Inc. 29,401 4,309,011
*Jamf Holding Corp. 17,063 197,419
*JFrog, Ltd. 24,284 820,071
Juniper Networks, Inc. 54,089 1,964,512
*Key Tronic Corp. 1,602 3,941
*Keysight Technologies, Inc. 47,226 6,866,660
*Kimball Electronics, Inc. 4,573 65,577
KLA Corp. 34,075 23,944,162
#*Klaviyo, Inc., Class A 21,731 661,492
*Knowles Corp. 29,467 463,811
Kulicke & Soffa Industries, Inc. 13,603 438,425
*KVH Industries, Inc. 2,000 10,220
*Kyndryl Holdings, Inc. 77,007 2,496,567
Lam Research Corp. 332,556 23,834,289
*Lantronix, Inc. 1,100 2,343
#*Lattice Semiconductor Corp. 32,391 1,584,892
#*Life360, Inc. 15,253 654,354
Littelfuse, Inc. 6,276 1,144,178
*LiveRamp Holdings, Inc. 17,677 462,430
#*Lumentum Holdings, Inc. 17,732 1,046,897
*MACOM Technology Solutions
Holdings, Inc. 17,080 1,772,050
*Manhattan Associates, Inc. 15,542 2,756,995
Marvell Technology, Inc. 227,107 13,256,236
*MaxLinear, Inc. 23,070 230,469
*Meridianlink, Inc. 6,040 102,136
Methode Electronics, Inc. 5,366 33,645
Microchip Technology, Inc. 116,729 5,378,872
Micron Technology, Inc. 285,716 21,985,846
Microsoft Corp. 1,832,223 724,204,463
*Mirion Technologies, Inc. 52,391 826,730
*Mitek Systems, Inc. 9,120 75,514
MKS Instruments, Inc. 16,078 1,127,711
*MongoDB, Inc. 12,403 2,135,425
Monolithic Power Systems, Inc. 12,716 7,541,860
Motorola Solutions, Inc. 43,207 19,027,931
*N-able, Inc. 13,067 92,253
#Napco Security Technologies,
Inc. 8,122 185,588
#*Navitas Semiconductor Corp. 20,055 38,706
#*nCino, Inc. 25,785 598,212
*NCR Voyix Corp. 43,348 371,492
NetApp, Inc. 55,097 4,944,956
*NETGEAR, Inc. 7,062 170,335
*NetScout Systems, Inc. 23,200 487,664
*nLight, Inc. 16,607 128,040
*Novanta, Inc. 10,956 1,302,230

23
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Nutanix, Inc., Class A 68,532 $ 4,708,148
NVE Corp. 745 43,292
NVIDIA Corp. 6,331,874 689,667,716
NXP Semiconductors NV 66,868 12,324,441
*Okta, Inc. 43,937 4,927,974
*Olo, Inc., Class A 29,559 183,266
*ON Semiconductor Corp. 96,340 3,824,698
*ON24, Inc. 2,745 12,847
OneSpan, Inc. 8,543 127,034
*Onto Innovation, Inc. 12,512 1,526,089
*Ooma, Inc. 2,074 25,365
*Optical Cable Corp. 3,184 9,520
Oracle Corp. 436,180 61,379,250
#*OSI Systems, Inc. 4,150 849,671
*Ouster, Inc. 11,689 86,849
*Palantir Technologies, Inc.,
Class A 554,943 65,727,449
*Palo Alto Networks, Inc. 171,600 32,077,188
#*PAR Technology Corp. 9,633 562,567
PC Connection, Inc. 3,535 219,311
*PDF Solutions, Inc. 5,626 103,237
Pegasystems, Inc. 17,030 1,568,122
#*Penguin Solutions, Inc. 14,678 250,553
*Photronics, Inc. 25,336 462,889
*Plexus Corp. 6,988 855,541
Power Integrations, Inc. 13,943 684,880
#*Powerfleet, Inc. 31,266 157,581
*Procore Technologies, Inc. 27,888 1,787,342
#Progress Software Corp. 10,965 657,461
*PTC, Inc. 31,137 4,825,301
*Pure Storage, Inc., Class A 87,088 3,950,312
*Q2 Holdings, Inc. 17,530 1,389,252
*Qorvo, Inc. 21,256 1,523,418
QUALCOMM, Inc. 286,915 42,595,401
*Qualys, Inc. 10,979 1,380,170
*Rambus, Inc. 27,621 1,347,629
Red Violet, Inc. 2,106 82,260
*Ribbon Communications, Inc. 12,613 40,488
Richardson Electronics, Ltd. 978 8,469
*RingCentral, Inc., Class A 19,689 502,068
#*Riot Platforms, Inc. 9,510 68,852
*Rogers Corp. 4,892 302,375
Roper Technologies, Inc. 27,747 15,540,540
Salesforce, Inc. 249,431 67,024,604
*Samsara, Inc., Class A 77,617 3,078,290
#*Sandisk Corp. 32,874 1,055,584
*Sanmina Corp. 13,922 1,069,070
Sapiens International Corp. NV 7,777 213,012
*ScanSource, Inc. 5,808 191,606
Seagate Technology Holdings
PLC 56,888 5,178,515
*SEMrush Holdings, Inc., Class A 9,186 94,432
#*Semtech Corp. 2,644 82,625
*SentinelOne, Inc., Class A 26,332 487,142
*ServiceNow, Inc. 53,869 51,445,434
*Silicon Laboratories, Inc. 8,324 847,050
*SiTime Corp. 8,813 1,294,277
Skyworks Solutions, Inc. 39,546 2,542,017
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Snowflake, Inc., Class A 79,530 $ 12,684,240
#*SolarEdge Technologies, Inc. 134 1,639
*Sono-Tek Corp. 1,633 6,646
*SoundThinking, Inc. 651 10,104
*Sprinklr, Inc., Class A 8,344 64,165
*SPS Commerce, Inc. 9,417 1,351,434
#*Stratasys, Ltd. 966 9,119
*Synaptics, Inc. 7,502 417,561
*Synopsys, Inc. 40,073 18,393,908
Taitron Components, Inc. 2,996 6,471
TD SYNNEX Corp. 19,661 2,178,439
TE Connectivity PLC 80,247 11,746,556
*Teledyne Technologies, Inc. 12,313 5,738,227
*Telos Corp. 6,836 18,662
*Tenable Holdings, Inc. 25,814 789,134
*Teradata Corp. 19,103 410,713
Teradyne, Inc. 41,727 3,096,561
Texas Instruments, Inc. 236,060 37,781,403
*TransAct Technologies, Inc. 1,450 5,046
*Trimble, Inc. 65,069 4,043,388
*TTM Technologies, Inc. 30,307 606,746
*Turtle Beach Corp. 1,843 21,287
*Twilio, Inc., Class A 39,161 3,787,260
*Tyler Technologies, Inc. 11,428 6,208,832
*UiPath, Inc., Class A 50,050 597,597
*Ultra Clean Holdings, Inc. 12,731 238,133
*Unisys Corp. 9,598 38,104
#*Unity Software, Inc. 70,956 1,495,043
Universal Display Corp. 11,595 1,456,680
*Varonis Systems, Inc. 13,941 597,232
*Veeco Instruments, Inc. 16,909 316,198
*Verint Systems, Inc. 16,175 285,327
*VeriSign, Inc. 22,582 6,370,834
#*Vertex, Inc., Class A 24,996 1,000,590
*Viant Technology, Inc., Class A 1,368 19,576
#*Viasat, Inc. 28,558 264,733
*Viavi Solutions, Inc. 52,942 560,126
Vishay Intertechnology, Inc. 37,886 492,139
*Vishay Precision Group, Inc. 1,973 49,207
Vontier Corp. 40,392 1,284,870
#*Western Digital Corp. 99,480 4,363,193
*WidePoint Corp. 3,222 13,758
#*Wolfspeed, Inc. 6,757 23,987
*Workday, Inc., Class A 55,942 13,705,790
#Xerox Holdings Corp. 23,111 101,920
*Xperi, Inc. 7,265 53,688
*Yext, Inc. 25,686 174,665
*Zebra Technologies Corp. 13,327 3,336,015
*Zeta Global Holdings Corp.,
Class A 18,462 241,114
*Zoom Communications, Inc. 64,883 5,031,028
*Zscaler, Inc. 26,994 6,105,233
TOTAL INFORMATION
TECHNOLOGY 3,906,155,126
MATERIALS — ( 2 .4% )
AdvanSix, Inc. 10,362 221,954
Air Products and Chemicals, Inc. 57,674 15,634,845
#Albemarle Corp. 18,985 1,111,572

24
Dimensional U.S. Equity Market ETF
continued
Shares Value†
MATERIALS — (Continued)
Alcoa Corp. 66,739 $ 1,637,108
*Alpha Metallurgical Resources,
Inc. 2,139 259,568
#Amcor PLC 603,465 5,551,873
American Vanguard Corp. 2,478 10,457
AptarGroup, Inc. 17,127 2,568,194
Ardagh Metal Packaging SA 32,071 118,983
*Arq, Inc. 1,521 5,765
Ashland, Inc. 10,018 544,879
*Aspen Aerogels, Inc. 16,689 90,121
Avery Dennison Corp. 20,771 3,554,126
Avient Corp. 23,377 778,688
*Axalta Coating Systems, Ltd. 60,767 1,974,928
Balchem Corp. 8,493 1,329,579
Ball Corp. 75,936 3,944,116
*Bioceres Crop Solutions Corp. 634 2,695
Cabot Corp. 15,811 1,241,796
Caledonia Mining Corp. PLC 1,296 17,068
Carpenter Technology Corp. 12,118 2,370,402
#Celanese Corp. 23,089 1,027,691
*Century Aluminum Co. 19,718 323,572
CF Industries Holdings, Inc. 43,266 3,390,756
Chemours Co. (The) 34,266 424,213
*Clearwater Paper Corp. 3,774 101,370
#*Cleveland-Cliffs, Inc. 93,857 773,382
*Coeur Mining, Inc. 168,517 935,269
Commercial Metals Co. 32,292 1,438,286
#*Compass Minerals
International, Inc. 8,696 116,874
*Core Molding Technologies, Inc. 389 5,983
Corteva, Inc. 179,060 11,099,929
CRH PLC 177,137 16,902,413
Crown Holdings, Inc. 31,299 3,015,033
Dow, Inc. 158,914 4,861,179
DuPont de Nemours, Inc. 108,170 7,138,138
Eagle Materials, Inc. 8,467 1,916,844
Eastman Chemical Co. 29,807 2,295,139
Ecolab, Inc. 66,199 16,644,415
*Ecovyst, Inc. 25,697 153,668
Element Solutions, Inc. 56,985 1,163,064
Ferroglobe PLC 8,760 30,572
FMC Corp. 31,757 1,331,253
Freeport-McMoRan, Inc. 375,074 13,513,916
Friedman Industries, Inc. 1,479 25,454
Graphic Packaging Holding Co. 77,550 1,962,791
Greif, Inc., Class A 8,966 470,536
Greif, Inc., Class B 290 16,115
#Hawkins, Inc. 5,246 638,858
HB Fuller Co. 13,283 717,813
Hecla Mining Co. 159,542 912,580
Huntsman Corp. 33,953 451,914
*Idaho Strategic Resources, Inc. 1,512 24,177
*Ingevity Corp. 11,153 367,826
Innospec, Inc. 7,532 673,963
International Flavors &
Fragrances, Inc. 66,106 5,186,677
#International Paper Co. 129,301 5,906,470
*Intrepid Potash, Inc. 1,138 37,600
Shares Value†
MATERIALS — (Continued)
#*Ivanhoe Electric, Inc. 11,862 $ 74,731
Kaiser Aluminum Corp. 5,541 357,173
*Knife River Corp. 14,806 1,382,584
Koppers Holdings, Inc. 3,685 92,346
Kronos Worldwide, Inc. 3,012 23,223
Linde PLC 122,540 55,538,804
Louisiana-Pacific Corp. 15,928 1,374,746
*LSB Industries, Inc. 7,324 46,727
LyondellBasell Industries NV,
Class A 65,506 3,813,104
*Magnera Corp. 2,775 40,709
Martin Marietta Materials, Inc. 16,085 8,428,218
Materion Corp. 4,805 398,863
Mativ Holdings, Inc. 11,654 59,552
*McEwen Mining, Inc. 22,541 175,820
Mercer International, Inc. 5,736 25,640
*Metallus, Inc. 6,880 87,032
Minerals Technologies, Inc. 9,450 487,525
Mosaic Co. (The) 81,518 2,478,147
#*MP Materials Corp. 30,377 743,021
Myers Industries, Inc. 5,149 54,064
NewMarket Corp. 1,996 1,228,139
Newmont Corp. 291,723 15,367,968
Northern Technologies
International Corp. 600 4,470
Nucor Corp. 53,481 6,384,027
*O-I Glass, Inc. 28,994 367,064
Olin Corp. 23,136 500,200
Olympic Steel, Inc. 1,650 53,212
Orion SA 16,297 196,216
Packaging Corp. of America 23,934 4,442,390
*Perimeter Solutions, Inc. 38,668 391,707
PPG Industries, Inc. 58,837 6,404,996
#Quaker Chemical Corp. 3,763 398,652
Radius Recycling, Inc. 5,286 155,038
Ramaco Resources, Inc., Class A 4,422 44,574
Ramaco Resources, Inc., Class B 401 3,677
*Ranpak Holdings Corp. 5,983 24,590
*Rayonier Advanced Materials,
Inc. 13,693 58,332
Reliance, Inc. 13,879 4,000,344
Royal Gold, Inc. 16,714 3,053,815
#RPM International, Inc. 34,342 3,666,007
Ryerson Holding Corp. 7,001 163,683
Scotts Miracle-Gro Co. (The) 11,586 583,703
Sealed Air Corp. 57,069 1,572,822
Sensient Technologies Corp. 9,414 884,445
Sherwin-Williams Co. (The) 61,978 21,873,276
Silgan Holdings, Inc. 21,483 1,109,597
*Smith-Midland Corp. 371 11,126
Smurfit WestRock PLC 136,721 5,745,016
Sonoco Products Co. 32,532 1,333,812
Southern Copper Corp. 22,979 2,057,080
Steel Dynamics, Inc. 39,349 5,103,959
Stepan Co. 5,776 292,035
SunCoke Energy, Inc. 25,593 231,873
Sylvamo Corp. 11,945 712,161
*Tredegar Corp. 5,454 42,378

25
Dimensional U.S. Equity Market ETF
continued
Shares Value†
MATERIALS — (Continued)
TriMas Corp. 10,297 $ 247,643
Tronox Holdings PLC 34,388 186,039
United States Lime & Minerals,
Inc. 3,285 307,180
#United States Steel Corp. 60,013 2,623,168
*US Gold Corp. 2,865 31,429
Vulcan Materials Co. 35,069 9,199,651
#Warrior Met Coal, Inc. 8,900 425,598
Westlake Corp. 9,477 875,959
Worthington Steel, Inc. 8,708 223,447
TOTAL MATERIALS 327,228,977
REAL ESTATE — ( 0 .2% )
*Anywhere Real Estate, Inc. 16,328 56,495
*CBRE Group, Inc., Class A 80,157 9,793,582
*CKX Lands, Inc. 777 8,174
*Compass, Inc., Class A 149,220 1,151,978
*Comstock Holding Cos., Inc. 101 1,054
#*CoStar Group, Inc. 109,742 8,139,564
*Cushman & Wakefield PLC 63,865 598,415
*Douglas Elliman, Inc. 7,294 12,108
#eXp World Holdings, Inc. 27,008 247,393
*Five Point Holdings LLC, Class A 4,782 25,153
*Forestar Group, Inc. 4,092 78,812
*FRP Holdings, Inc. 2,426 64,495
*Howard Hughes Holdings, Inc. 6,107 406,299
*J.W. Mays, Inc. 100 3,716
*Jones Lang LaSalle, Inc. 12,756 2,900,842
Kennedy-Wilson Holdings, Inc. 33,359 213,498
Marcus & Millichap, Inc. 7,103 215,931
Millrose Properties, Inc. 6,964 174,379
Newmark Group, Inc., Class A 44,050 484,109
*RE/MAX Holdings, Inc. 1,235 9,448
RMR Group, Inc. (The), Class A 2,835 41,618
*Seaport Entertainment Group,
Inc. 1,537 29,434
St. Joe Co. (The) 9,125 386,170
*Tejon Ranch Co. 2,974 50,350
*Zillow Group, Inc., Class A 13,961 921,147
*Zillow Group, Inc., Class C 41,785 2,813,384
TOTAL REAL ESTATE 28,827,548
UTILITIES — ( 2 .6% )
AES Corp. (The) 140,711 1,407,110
ALLETE, Inc. 9,779 640,427
Alliant Energy Corp. 70,217 4,286,046
Ameren Corp. 70,311 6,977,664
American Electric Power Co., Inc. 138,475 15,002,381
American States Water Co. 12,778 1,036,424
American Water Works Co., Inc. 50,592 7,437,530
Artesian Resources Corp., Class
A 1,014 36,017
Atmos Energy Corp. 42,987 6,905,002
Avista Corp. 22,278 923,869
Black Hills Corp. 22,082 1,344,794
Brookfield Renewable Corp. 31,120 885,675
California Water Service Group 21,126 1,070,032
CenterPoint Energy, Inc. 169,259 6,563,864
Chesapeake Utilities Corp. 6,485 853,880
Clearway Energy, Inc., Class A 9,562 261,521
Shares Value†
UTILITIES — (Continued)
Clearway Energy, Inc., Class C 23,614 $ 692,835
CMS Energy Corp. 77,220 5,687,253
Consolidated Edison, Inc. 96,174 10,843,619
Consolidated Water Co., Ltd. 3,513 81,642
Constellation Energy Corp. 82,312 18,391,795
Dominion Energy, Inc. 220,009 11,964,089
DTE Energy Co. 54,285 7,437,045
Duke Energy Corp. 202,270 24,680,985
Edison International 117,141 6,268,215
#Entergy Corp. 116,701 9,706,022
Essential Utilities, Inc. 74,173 3,050,735
Evergy, Inc. 60,546 4,183,729
Eversource Energy 96,106 5,716,385
Exelon Corp. 289,276 13,567,044
FirstEnergy Corp. 141,749 6,078,197
Genie Energy, Ltd., Class B 4,460 65,874
Global Water Resources, Inc. 752 7,843
H2O America 10,192 578,294
*Hawaiian Electric Industries, Inc. 56,832 596,736
IDACORP, Inc. 16,138 1,905,736
MDU Resources Group, Inc. 54,791 939,118
#MGE Energy, Inc. 10,179 920,385
Middlesex Water Co. 5,457 344,446
*Montauk Renewables, Inc. 9,108 19,127
National Fuel Gas Co. 25,658 1,970,021
New Jersey Resources Corp. 29,409 1,439,276
NextEra Energy, Inc. 535,655 35,824,606
NiSource, Inc. 129,007 5,045,464
Northwest Natural Holding Co. 14,520 625,812
Northwestern Energy Group, Inc. 18,091 1,053,439
NRG Energy, Inc. 53,564 5,869,543
OGE Energy Corp. 62,847 2,851,997
ONE Gas, Inc. 17,191 1,349,665
Ormat Technologies, Inc. 13,722 996,217
#Otter Tail Corp. 14,209 1,127,910
PG&E Corp. 583,132 9,633,341
#Pinnacle West Capital Corp. 36,010 3,427,432
Portland General Electric Co. 28,193 1,187,489
PPL Corp. 191,576 6,992,524
Public Service Enterprise Group,
Inc. 132,238 10,569,783
*Pure Cycle Corp. 1,282 12,692
RGC Resources, Inc. 300 6,291
Sempra 172,902 12,841,432
Southern Co. (The) 285,494 26,234,044
Southwest Gas Holdings, Inc. 15,710 1,134,419
Spire, Inc. 19,359 1,481,738
TXNM Energy, Inc. 28,977 1,541,576
UGI Corp. 70,011 2,295,661
Unitil Corp. 4,523 265,319
Vistra Corp. 90,351 11,712,200
WEC Energy Group, Inc. 83,225 9,114,802
Xcel Energy, Inc. 151,451 10,707,586
York Water Co. (The) 2,913 102,538
TOTAL UTILITIES 356,774,202
TOTAL COMMON STOCKS 13,461,913,431

26
Dimensional U.S. Equity Market ETF
continued
Shares Value†
RIGHTS/WARRANTS — ( 0 .0% )
HEALTH CARE — ( 0 .0% )
*<ABIOMED, Inc. CVR 1/2/2026 6,708 $ 104,712
#*<Albireo Pharma, Inc. CVR
3/2/2026 2,674 15,536
*<Chinook Therapeutics, Inc.
CVR 8,416 16,832
*<Mirati Therapeutics CVR 5,963 17,770
*OmniAb Operations, Inc.-
Vesting 12.5 1,104 –
*OmniAb Operations, Inc.-
Vesting 15 1,104 –
Shares Value†
HEALTH CARE — (Continued)
*Poseida Therapeutics, Inc. CVR 4,712 $ 2,356
TOTAL HEALTH CARE 157,206
INDUSTRIALS — ( 0 .0% )
*<Communications Systems CVR 225 112
INFORMATION TECHNOLOGY — ( 0 .0% )
*Gen Digital, Inc. CVR 1,080 5,670
MATERIALS — ( 0 .0% )
*<Resolute Forest Products, Inc.
CVR 3,911 1,042
TOTAL RIGHTS/WARRANTS 164,030
TOTAL INVESTMENT SECURITIES — (98.0%)
(Cost $7,939,426,427) 13,462,077,461
SECURITIES LENDING COLLATERAL — (2.0%)
@§The DFA Short Term
Investment Fund 23,333,439 269,851,221
TOTAL INVESTMENTS — ( 100 .0% )
(Cost $8,209,277,648) $ 13,731,928,682
As of April 30, 2025 , Dimensional U.S. Equity Market ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 57 06/20/25 $ 15,788,536 $ 15,922,950 $ 134,414
Total Futures Contracts ..............
$ 15,788,536 $ 15,922,950 $ 134,414
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 1,240,088,312 $ — $ — $ 1,240,088,312
Consumer Discretionary ................ 1,466,144,006 — — 1,466,144,006
Consumer Staples .................... 812,688,532 — — 812,688,532
Energy ............................. 445,877,981 — — 445,877,981
Financials ........................... 2,072,379,997 9,990 — 2,072,389,987
Health Care ......................... 1,466,133,219 — 7,600 1,466,140,819
Industrials ........................... 1,339,597,941 — — 1,339,597,941
Information Technology ................ 3,906,155,126 — — 3,906,155,126
Materials ........................... 327,228,977 — — 327,228,977
Real Estate .......................... 28,827,548 — — 28,827,548
Utilities ............................. 356,774,202 — — 356,774,202
Rights/Warrants
Health Care ......................... — 2,356 154,850 157,206
Industrials ........................... — — 112 112
Information Technology ................ 5,670 — — 5,670
Materials ........................... — — 1,042 1,042

27
Dimensional U.S. Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Securities Lending Collateral .............. $ — $ 269,851,221 $ — $ 269,851,221
Total Investments ....................... $13,461,901,511 $269,863,567 $163,604> $13,731,928,682
Financial Instruments
Assets
Futures Contracts ** ..................... 134,414 — — 134,414
Total Other Financial Instruments .......... $134,414 $– $– $134,414
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

28
Dimensional U.S. Small Cap ETF
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
Shares Value†
COMMON STOCKS — ( 89.2% )
COMMUNICATION SERVICES — (2.6%)
#*Advantage Solutions, Inc. 303,343 $ 406,480
#*Altice USA, Inc., Class A 530,972 1,316,811
*AMC Networks, Inc., Class A 95,411 610,630
*Angi, Inc. 43,802 501,971
*Anterix, Inc. 43,059 1,285,311
*Atlanta Braves Holdings, Inc. 125,337 4,995,933
#*Atlanta Braves Holdings, Inc. 28,954 1,258,051
ATN International, Inc. 41,212 729,040
*Bandwidth, Inc., Class A 73,503 912,907
*Boston Omaha Corp., Class A 79,345 1,232,228
#*Bumble, Inc., Class A 210,873 889,884
*BuzzFeed, Inc. 5,142 10,027
#Cable One, Inc. 15,269 4,080,946
#*Cardlytics, Inc. 104,456 150,417
*Cargurus, Inc. 250,963 7,016,925
*Cars.com, Inc. 172,632 2,009,436
#Cinemark Holdings, Inc. 348,893 10,435,390
*Cineverse Corp. 7,439 22,019
Cogent Communications
Holdings, Inc. 72,853 3,959,561
*DHI Group, Inc. 65,051 91,722
*E.W. Scripps Co. (The), Class A 185,813 373,484
#*EchoStar Corp., Class A 23,722 533,271
Entravision Communications
Corp., Class A 140,096 256,376
*Eventbrite, Inc., Class A 170,675 361,831
*EverQuote, Inc., Class A 57,227 1,358,569
*Frontier Communications Parent,
Inc. 319,423 11,579,084
*Gaia, Inc. 18,204 95,389
#*Gambling.com Group, Ltd. 91,200 1,173,744
*Gannett Co., Inc. 398,817 1,276,214
#*Globalstar, Inc. 54,023 1,038,322
#*Gogo, Inc. 288,510 2,184,021
Gray Media, Inc. 219,518 735,385
Gray Media, Inc., Class A 912 6,973
*Harte Hanks, Inc. 9,013 45,065
IDT Corp., Class B 68,971 3,465,793
#*IMAX Corp. 153,657 3,738,475
*Integral Ad Science Holding
Corp. 435,555 3,079,374
Iridium Communications, Inc. 289,194 6,978,251
John Wiley & Sons, Inc., Class A 134,447 5,867,267
*Liberty Broadband Corp., Class
A 7,611 677,760
*Liberty Broadband Corp., Class
C 70,950 6,413,170
*Liberty Global, Ltd., Class A 393,795 4,312,055
*Liberty Global, Ltd., Class C 361,004 4,093,785
*Liberty Latin America, Ltd., Class
A 94,160 510,347
*Liberty Latin America, Ltd., Class
C 429,112 2,360,116
*Lumen Technologies, Inc. 2,403,554 8,508,581
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Madison Square Garden
Entertainment Corp. 112,067 $ 3,635,453
*Madison Square Garden Sports
Corp. 45,826 8,824,713
#*Magnite, Inc. 388,975 4,624,913
Marcus Corp. (The) 76,673 1,250,537
Match Group, Inc. 535,406 15,880,142
National CineMedia, Inc. 17,082 97,880
New York Times Co. (The), Class
A 355,615 18,513,317
#Nexstar Media Group, Inc. 80,658 12,071,276
*Nextdoor Holdings, Inc. 384,691 565,496
*Outbrain, Inc. 47,189 167,049
#Paramount Global, Class A 2,622 59,415
Paramount Global, Class B 140,957 1,654,835
Playtika Holding Corp. 70,009 368,947
*PubMatic, Inc., Class A 98,808 965,354
*QuinStreet, Inc. 138,718 2,430,339
*Reading International, Inc., Class
A 41,940 53,264
*Reading International, Inc., Class
B 2,238 24,864
#*Reservoir Media, Inc. 29,149 218,619
*Roku, Inc. 96,864 6,604,188
Saga Communications, Inc.,
Class A 15,323 173,916
Scholastic Corp. 72,861 1,313,684
Shenandoah Telecommunications
Co. 131,454 1,464,398
#Shutterstock, Inc. 85,914 1,371,187
Sinclair, Inc. 115,985 1,670,184
*Skillz, Inc. 3,692 18,903
*SPAR Group, Inc. 3,370 3,606
#*Sphere Entertainment Co. 90,350 2,462,038
Spok Holdings, Inc. 45,399 651,022
*Stagwell, Inc. 236,468 1,319,491
*Starz Entertainment Corp., Class
B 140,388 1,120,296
#*Sunrise Communications AG,
ADR 93,479 5,040,388
*TechTarget, Inc. 68,559 546,415
TEGNA, Inc. 486,771 7,900,293
Telephone and Data Systems,
Inc. 338,658 12,696,288
*Thryv Holdings, Inc. 67,993 931,504
#Townsquare Media, Inc., Class
A 4,717 31,227
*Travelzoo 32,711 453,702
*TripAdvisor, Inc. 336,865 4,193,969
*TrueCar, Inc. 226,385 337,314
*United States Cellular Corp. 102,408 7,031,333
*Urban One, Inc. 21,094 10,800
*Vimeo, Inc. 415,007 2,091,635
#*Vivid Seats, Inc., Class A 265,085 744,889
*WideOpenWest, Inc. 113,721 498,098

29
Dimensional U.S. Small Cap ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Yelp, Inc. 189,448 $ 6,645,836
*Zedge, Inc., Class B 17,133 41,462
*Ziff Davis, Inc. 122,825 3,627,022
*ZoomInfo Technologies, Inc. 746,058 6,386,256
TOTAL COMMUNICATION
SERVICES 261,726,148
CONSUMER DISCRETIONARY — (12.3%)
#*1-800-Flowers.com, Inc., Class
A 94,539 522,801
*1stdibs.com, Inc. 44,938 110,997
*Abercrombie & Fitch Co. 138,688 9,627,721
#Academy Sports & Outdoors,
Inc. 188,579 7,105,657
*Accel Entertainment, Inc. 55,038 566,891
#Acushnet Holdings Corp. 163,065 10,798,164
*Adient PLC 201,653 2,550,910
ADT, Inc. 1,720,866 13,801,345
*Adtalem Global Education, Inc. 107,920 11,461,104
Advance Auto Parts, Inc. 139,808 4,574,518
#A-Mark Precious Metals, Inc. 63,772 1,553,486
AMCON Distributing Co. 369 44,383
*American Axle & Manufacturing
Holdings, Inc. 313,172 1,196,317
#American Eagle Outfitters, Inc. 455,071 4,791,898
*American Outdoor Brands, Inc. 36,024 404,369
*American Public Education, Inc. 45,000 1,057,500
*America's Car-Mart, Inc. 26,654 1,263,933
#Aramark 436,852 14,603,962
#*Arhaus, Inc. 118,169 928,808
Ark Restaurants Corp. 3,459 32,030
#Arko Corp. 277,458 1,116,768
*Asbury Automotive Group, Inc. 56,691 12,366,575
Autoliv, Inc. 166,505 15,523,261
*AutoNation, Inc. 98,606 17,172,235
#*Barnes & Noble Education, Inc. 1,152 12,131
Bassett Furniture Industries, Inc. 22,933 404,767
Bath & Body Works, Inc. 399,704 12,194,969
*Beazer Homes USA, Inc. 60,018 1,173,952
#*Beyond, Inc. 87,873 357,643
*Biglari Holdings, Inc., Class A 46 52,762
*Biglari Holdings, Inc., Class B 4,600 1,071,386
#*Birkenstock Holding PLC 17,736 912,162
*BJ's Restaurants, Inc. 62,964 2,096,072
Bloomin' Brands, Inc. 209,972 1,683,975
*Boot Barn Holdings, Inc. 85,522 8,923,366
BorgWarner, Inc. 500,978 14,217,756
Boyd Gaming Corp. 48,912 3,381,776
*Bright Horizons Family Solutions,
Inc. 135,714 17,021,250
*Brinker International, Inc. 128,422 17,247,075
Brunswick Corp. 175,584 8,085,643
Buckle, Inc. (The) 133,038 4,624,401
#Build-A-Bear Workshop, Inc. 38,235 1,348,931
#Caleres, Inc. 89,613 1,365,702
Camping World Holdings, Inc.,
Class A 155,148 1,871,085
Canterbury Park Holding Corp. 6,569 113,315
*Capri Holdings, Ltd. 183,062 2,753,252
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*CarMax, Inc. 5,191 $ 335,702
Carriage Services, Inc. 39,111 1,562,876
Carter's, Inc. 96,406 3,186,218
Cato Corp. (The), Class A 45,742 107,951
*Cavco Industries, Inc. 22,024 10,876,552
*Century Casinos, Inc. 22,853 29,937
Century Communities, Inc. 90,373 4,928,943
*Champion Homes, Inc. 156,986 13,579,289
#Cheesecake Factory, Inc. (The) 143,585 7,232,376
*Chegg, Inc. 89,430 65,034
#Choice Hotels International, Inc. 79,769 10,059,669
#Churchill Downs, Inc. 55,313 5,000,848
#*Citi Trends, Inc. 30,053 671,084
#Clarus Corp. 72,813 239,555
#Columbia Sportswear Co. 148,827 9,252,575
*ContextLogic, Inc., Class A 14,702 104,972
*Cooper-Standard Holdings, Inc. 51,045 748,830
*Coursera, Inc. 361,379 3,042,811
#Cracker Barrel Old Country
Store, Inc. 55,288 2,360,798
#Cricut, Inc., Class A 28,054 139,709
*Crocs, Inc. 139,056 13,407,780
*Culp, Inc. 23,287 88,491
Dana, Inc. 402,515 5,530,556
#*Dave & Buster's Entertainment,
Inc. 93,939 1,802,689
#*Denny's Corp. 122,689 452,722
#Designer Brands, Inc., Class A 103,543 288,885
*Destination XL Group, Inc. 138,848 137,404
#Dillard's, Inc., Class A 26,805 9,292,221
#Dine Brands Global, Inc. 36,834 733,365
*Dorman Products, Inc. 81,515 9,235,650
#*Dream Finders Homes, Inc.,
Class A 87,099 1,973,663
*Duluth Holdings, Inc., Class B 66,678 116,020
*Dutch Bros, Inc., Class A 222,099 13,268,194
*El Pollo Loco Holdings, Inc. 90,083 842,276
*Envela Corp. 2,100 13,377
Escalade, Inc. 20,364 309,126
Ethan Allen Interiors, Inc. 73,973 2,103,052
#*Etsy, Inc. 221,062 9,611,776
#*European Wax Center, Inc.,
Class A 104,571 326,262
*Everi Holdings, Inc. 68,197 958,168
#*Figs, Inc., Class A 394,226 1,588,731
*First Watch Restaurant Group,
Inc. 161,338 2,849,229
*Five Below, Inc. 79,678 6,046,763
Flanigan's Enterprises, Inc. 1,877 45,987
Flexsteel Industries, Inc. 12,988 433,669
*Floor & Decor Holdings, Inc.,
Class A 120,353 8,598,018
*Foot Locker, Inc. 252,307 3,095,807
*Fox Factory Holding Corp. 100,654 2,044,283
*Frontdoor, Inc. 134,697 5,537,394
*Full House Resorts, Inc. 39,738 128,354
#*Funko, Inc., Class A 132,805 532,548
#*GameStop Corp., Class A 41,202 1,147,888
Gap, Inc. (The) 889,634 19,482,985

30
Dimensional U.S. Small Cap ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Garrett Motion, Inc. 599,375 $ 5,526,238
#*Genesco, Inc. 29,929 580,623
Gentex Corp. 512,461 11,161,401
*Gentherm, Inc. 79,877 2,077,601
*G-III Apparel Group, Ltd. 123,204 3,107,205
#*Global Business Travel Group I 339,439 2,277,636
Golden Entertainment, Inc. 30,591 786,189
*Goodyear Tire & Rubber Co.
(The) 770,320 8,381,082
Graham Holdings Co., Class B 9,608 8,839,840
*Grand Canyon Education, Inc. 104,892 18,709,586
*Green Brick Partners, Inc. 60,941 3,594,910
#Group 1 Automotive, Inc. 37,943 15,314,933
#*Groupon, Inc. 3,844 69,999
#*GrowGeneration Corp. 28,091 32,866
#Guess?, Inc. 137,127 1,542,679
H&R Block, Inc. 342,168 20,656,682
Hamilton Beach Brands Holding
Co., Class A 25,114 497,257
*Hanesbrands, Inc. 916,306 4,205,845
Harley-Davidson, Inc. 334,822 7,506,709
Hasbro, Inc. 306,391 18,965,603
Haverty Furniture Cos., Inc. 39,365 714,868
Haverty Furniture Cos., Inc.,
Class A 457 8,386
*Helen of Troy, Ltd. 54,239 1,511,099
#*Hilton Grand Vacations, Inc. 243,315 8,182,683
*Holley, Inc. 81,830 175,935
Hooker Furnishings Corp. 44,484 427,046
*Hovnanian Enterprises, Inc.,
Class A 14,331 1,387,241
*Inspired Entertainment, Inc. 63,095 467,534
#Installed Building Products, Inc. 78,672 13,046,178
International Game Technology
PLC 1,324 21,714
*iRobot Corp. 79,222 194,094
J Jill, Inc. 37,654 573,094
#Jack in the Box, Inc. 44,435 1,157,087
JAKKS Pacific, Inc. 27,963 539,406
Johnson Outdoors, Inc., Class A 22,405 511,506
KB Home 137,304 7,418,535
#Kohl's Corp. 278,699 1,867,283
Kontoor Brands, Inc. 146,845 8,832,727
#Krispy Kreme, Inc. 452,935 1,857,034
#*Kura Sushi USA, Inc., Class A 22,396 1,318,676
Lakeland Industries, Inc. 25,976 424,188
*Lands' End, Inc. 76,676 680,883
*Landsea Homes Corp. 80,857 493,228
#*Latham Group, Inc. 104,961 573,612
*Laureate Education, Inc. 671,408 13,475,159
La-Z-Boy, Inc. 113,757 4,493,402
#LCI Industries 70,311 5,419,572
Lear Corp. 124,972 10,716,349
*Legacy Housing Corp. 35,091 853,589
Leggett & Platt, Inc. 294,076 2,829,011
#*Leslie's, Inc. 221,098 132,703
Levi Strauss & Co., Class A 228,098 3,651,849
*LGI Homes, Inc. 64,045 3,497,497
*Life Time Group Holdings, Inc. 400,277 12,272,493
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Lifetime Brands, Inc. 55,540 $ 202,166
*Light & Wonder, Inc. 59,293 5,062,436
*Lincoln Educational Services
Corp. 75,002 1,267,534
*Lindblad Expeditions Holdings,
Inc. 109,319 966,380
Lithia Motors, Inc. 53,564 15,681,397
LKQ Corp. 264,292 10,098,597
#*Lovesac Co. (The) 40,625 790,156
#*Lucid Group, Inc. 4,444,194 11,154,927
#Lucky Strike Entertainment
Corp. 50,412 473,873
*M/I Homes, Inc. 42,762 4,561,850
Macy's, Inc. 701,874 8,015,401
*Malibu Boats, Inc., Class A 52,220 1,491,403
Marine Products Corp. 61,408 515,827
*MarineMax, Inc. 57,826 1,240,946
Marriott Vacations Worldwide
Corp. 92,309 5,059,456
*MasterCraft Boat Holdings, Inc. 42,568 699,818
*Mattel, Inc. 716,601 11,386,790
Matthews International Corp.,
Class A 77,812 1,591,255
Meritage Homes Corp. 87,788 5,981,874
#*Mister Car Wash, Inc. 826,019 5,666,490
#*Modine Manufacturing Co. 151,571 12,374,256
*Mohawk Industries, Inc. 134,770 14,332,790
Monarch Casino & Resort, Inc. 37,492 2,931,499
Monro, Inc. 78,835 1,098,960
*Motorcar Parts of America, Inc. 50,160 446,926
Movado Group, Inc. 42,794 594,409
#Murphy USA, Inc. 21,468 10,703,301
Nathan's Famous, Inc. 11,779 1,151,397
*National Vision Holdings, Inc. 196,947 2,432,295
Newell Brands, Inc. 1,124,327 5,374,283
#*Norwegian Cruise Line
Holdings, Ltd. 663,345 10,633,420
*ODP Corp. (The) 78,056 1,067,806
*Ollie's Bargain Outlet Holdings,
Inc. 151,848 16,112,591
*ONE Group Hospitality, Inc.
(The) 3,930 11,829
OneSpaWorld Holdings, Ltd. 258,926 4,324,064
#*OneWater Marine, Inc. 34,983 525,095
#*Outdoor Holding Co. 21,791 42,928
#Oxford Industries, Inc. 39,306 1,910,272
#Papa John's International, Inc. 86,331 2,981,009
#Patrick Industries, Inc. 97,831 7,531,030
*Penn Entertainment, Inc. 174,800 2,660,456
Penske Automotive Group, Inc. 10,744 1,672,518
Perdoceo Education Corp. 190,629 4,788,600
*Petco Health & Wellness Co.,
Inc. 565,912 1,669,440
*PetMed Express, Inc. 31,018 104,841
Phinia, Inc. 116,520 4,678,278
*Planet Fitness, Inc., Class A 188,672 17,846,484
*Playa Hotels & Resorts NV 113,067 1,517,359
*PlayAGS, Inc. 52,449 635,682
#Polaris, Inc. 130,611 4,435,550

31
Dimensional U.S. Small Cap ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Portillo's, Inc., Class A 153,324 $ 1,585,370
*Potbelly Corp. 73,400 594,540
PVH Corp. 142,484 9,828,546
#*QuantumScape Corp. 1,184,237 4,630,367
RCI Hospitality Holdings, Inc. 20,240 803,123
Red Rock Resorts, Inc., Class A 16,620 709,674
*Revolve Group, Inc. 98,995 1,968,021
#*RH 40,779 7,504,559
Rocky Brands, Inc. 20,676 442,260
#*RumbleON, Inc., Class B 10,522 26,621
*Rush Street Interactive, Inc. 8,423 102,171
*Sabre Corp. 1,095,043 2,595,252
*Sally Beauty Holdings, Inc. 270,704 2,203,531
#*Savers Value Village, Inc. 3,000 28,770
*Shake Shack, Inc., Class A 107,584 9,439,420
#Shoe Carnival, Inc. 72,306 1,256,678
Signet Jewelers, Ltd. 114,576 6,794,357
*Skechers USA, Inc., Class A 251,463 12,075,253
#*Sleep Number Corp. 58,160 453,066
Smith & Wesson Brands, Inc. 126,233 1,203,001
#*Soho House & Co., Inc. 18,405 110,614
#Somnigroup International, Inc. 196,359 11,989,681
Sonic Automotive, Inc., Class A 63,275 3,842,058
*Sonos, Inc. 323,905 2,983,165
*Sportsman's Warehouse
Holdings, Inc. 42,806 71,486
Standard Motor Products, Inc. 61,514 1,667,029
Steven Madden, Ltd. 194,426 4,082,946
*Stitch Fix, Inc., Class A 280,050 915,764
*Stoneridge, Inc. 65,512 252,876
Strategic Education, Inc. 73,232 5,974,267
*Strattec Security Corp. 10,279 342,496
#*Stride, Inc. 140,158 19,937,476
Sturm Ruger & Co., Inc. 36,257 1,474,210
Superior Group of Cos., Inc. 38,809 402,837
#*Sweetgreen, Inc., Class A 259,801 5,060,923
*Target Hospitality Corp. 35,177 239,204
*Taylor Morrison Home Corp. 292,498 16,774,760
Texas Roadhouse, Inc. 22,749 3,775,424
#Thor Industries, Inc. 146,230 10,589,977
*Tile Shop Holdings, Inc. 117,043 663,634
#*Tilly's, Inc., Class A 59,185 90,553
Toll Brothers, Inc. 28,446 2,869,348
*TopBuild Corp. 43,671 12,916,135
*Topgolf Callaway Brands Corp. 487,813 3,224,444
*Traeger, Inc. 10,048 14,670
Travel + Leisure Co. 184,531 8,106,447
*Tri Pointe Homes, Inc. 269,395 8,283,896
*Udemy, Inc. 40,843 280,591
#*Under Armour, Inc., Class A 475,945 2,722,405
*Under Armour, Inc., Class C 590,651 3,213,141
*Unifi, Inc. 48,014 244,391
#*United Parks & Resorts, Inc. 159,990 6,983,564
*Universal Electronics, Inc. 32,321 156,757
*Universal Technical Institute, Inc. 133,900 3,757,234
Upbound Group, Inc. 154,550 3,075,545
*Urban Outfitters, Inc. 269,307 14,214,023
#Vail Resorts, Inc. 81,308 11,318,074
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Valvoline, Inc. 335,455 $ 11,492,688
#*Vera Bradley, Inc. 97,832 190,772
#VF Corp. 800,503 9,509,976
*Victoria's Secret & Co. 201,391 3,786,151
*Visteon Corp. 75,922 6,012,263
*Warby Parker, Inc., Class A 258,053 4,260,455
#Wendy's Co. (The) 524,309 6,553,863
Weyco Group, Inc. 19,832 592,977
#Whirlpool Corp. 124,874 9,525,389
Wingstop, Inc. 47,316 12,486,219
Winmark Corp. 9,331 3,359,253
Winnebago Industries, Inc. 75,779 2,411,288
#Wolverine World Wide, Inc. 121,039 1,579,559
Wyndham Hotels & Resorts, Inc. 174,252 14,863,696
Wynn Resorts, Ltd. 160,272 12,871,444
#*XPEL, Inc. 57,175 1,637,492
*YETI Holdings, Inc. 219,308 6,261,243
*Zumiez, Inc. 53,046 620,638
TOTAL CONSUMER
DISCRETIONARY 1,246,578,546
CONSUMER STAPLES — (3.9%)
#Alico, Inc. 22,533 643,092
Andersons, Inc. (The) 114,993 4,336,386
#B&G Foods, Inc. 214,271 1,476,327
*BellRing Brands, Inc. 326,546 25,189,758
*Boston Beer Co., Inc. (The),
Class A 24,107 5,925,501
*Bridgford Foods Corp. 6,015 48,902
Bunge Global SA 59,853 4,711,628
Calavo Growers, Inc. 48,077 1,327,887
#Cal-Maine Foods, Inc. 122,296 11,418,778
*Celsius Holdings, Inc. 43,281 1,513,104
*Central Garden & Pet Co. 25,790 865,512
*Central Garden & Pet Co., Class
A 155,319 4,592,783
#*Chefs' Warehouse, Inc. (The) 106,898 6,089,979
Coca-Cola Consolidated, Inc. 6,766 9,173,410
*Coty, Inc., Class A 1,204,924 6,084,866
*Darling Ingredients, Inc. 337,156 10,853,052
Dole PLC 275,454 4,184,146
Edgewell Personal Care Co. 201,655 6,160,560
#*elf Beauty, Inc. 88,686 5,487,003
Energizer Holdings, Inc. 181,781 4,915,358
Flowers Foods, Inc. 523,419 9,206,940
Fresh Del Monte Produce, Inc. 141,542 4,813,843
#*Freshpet, Inc. 145,498 10,699,923
#*Grocery Outlet Holding Corp. 258,533 4,340,769
*Hain Celestial Group, Inc. (The) 197,531 600,494
#*Herbalife, Ltd. 206,243 1,484,950
*HF Foods Group, Inc. 2,308 8,655
*Honest Co., Inc. (The) 274,342 1,314,098
Ingles Markets, Inc., Class A 38,910 2,400,358
Ingredion, Inc. 156,599 20,799,479
Interparfums, Inc. 91,179 9,956,747
J&J Snack Foods Corp. 54,405 7,050,344
John B. Sanfilippo & Son, Inc. 26,274 1,741,178
*Laird Superfood, Inc. 4,653 27,220
#Lamb Weston Holdings, Inc. 187,802 9,917,824

32
Dimensional U.S. Small Cap ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
Lancaster Colony Corp. 76,378 $ 12,432,811
#Lifevantage Corp. 28,660 354,524
*Lifeway Foods, Inc. 10,539 249,564
Limoneira Co. 42,208 634,386
#*Mama's Creations, Inc. 89,725 592,185
*Maplebear, Inc. 31,467 1,255,219
*Medifast, Inc. 20,557 270,119
#MGP Ingredients, Inc. 51,878 1,528,845
*Mission Produce, Inc. 112,713 1,180,669
National Beverage Corp. 180,947 8,034,047
*Natural Alternatives International,
Inc. 16,917 50,751
Natural Grocers by Vitamin
Cottage, Inc. 56,331 2,825,563
*Nature's Sunshine Products, Inc. 43,165 531,793
Nu Skin Enterprises, Inc., Class A 101,831 644,590
Oil-Dri Corp. of America 31,317 1,318,133
#*Olaplex Holdings, Inc. 28,139 36,862
Pilgrim's Pride Corp. 94,770 5,172,547
*Post Holdings, Inc. 140,873 15,942,597
PriceSmart, Inc. 88,218 8,953,245
Reynolds Consumer Products,
Inc. 421,142 9,686,266
*Rocky Mountain Chocolate
Factory, Inc. 4,755 6,086
Seaboard Corp. 2,274 5,880,519
*Seneca Foods Corp., Class A 18,489 1,658,278
*Seneca Foods Corp., Class B 1,443 129,884
*Simply Good Foods Co. (The) 289,654 10,459,406
SpartanNash Co. 86,224 1,710,684
Spectrum Brands Holdings, Inc. 70,047 4,419,966
*Sprouts Farmers Market, Inc. 298,590 51,058,890
#Tootsie Roll Industries, Inc. 107,054 3,425,728
*TreeHouse Foods, Inc. 141,943 3,305,852
Turning Point Brands, Inc. 50,043 3,071,639
*United Natural Foods, Inc. 180,309 4,816,053
United-Guardian, Inc. 10,372 82,043
Universal Corp. 71,316 4,155,583
*USANA Health Sciences, Inc. 47,956 1,347,084
Utz Brands, Inc. 243,318 3,233,696
Village Super Market, Inc., Class
A 27,365 1,008,400
*Vita Coco Co., Inc. (The) 140,546 4,645,045
#*Vital Farms, Inc. 108,413 3,712,061
Walgreens Boots Alliance, Inc. 24,854 272,648
WD-40 Co. 34,191 7,807,857
#Weis Markets, Inc. 72,742 6,255,085
#WK Kellogg Co. 104,439 1,872,591
*Zevia PBC, Class A 9,237 20,876
TOTAL CONSUMER STAPLES 395,411,524
ENERGY — (4.2%)
*Amplify Energy Corp. 107,225 278,785
Antero Midstream Corp. 1,200,916 19,875,160
*Antero Resources Corp. 306,147 10,663,100
#APA Corp. 628,274 9,763,378
Archrock, Inc. 503,133 11,838,719
Ardmore Shipping Corp. 108,454 1,034,651
Shares Value†
ENERGY — (Continued)
Aris Water Solutions, Inc., Class
A 82,486 $ 2,058,851
#Atlas Energy Solutions, Inc. 198,662 2,687,897
Berry Corp. 198,473 492,213
*Bristow Group, Inc. 74,257 2,156,423
Cactus, Inc., Class A 173,206 6,571,436
California Resources Corp. 208,143 7,183,015
#*Centrus Energy Corp., Class A 42,068 2,914,892
ChampionX Corp. 271,908 6,561,140
Chord Energy Corp. 37,355 3,370,542
Civitas Resources, Inc. 168,875 4,601,844
*Clean Energy Fuels Corp. 492,210 713,704
#*CNX Resources Corp. 428,282 12,604,339
#*Comstock Resources, Inc. 724,560 13,237,711
*Comstock, Inc. 3,656 8,592
#Core Laboratories, Inc. 115,536 1,313,644
Core Natural Resources, Inc. 155,718 11,244,397
Crescent Energy Co., Class A 504,301 4,175,612
#CVR Energy, Inc. 266,283 5,022,097
Delek US Holdings, Inc. 154,753 2,014,884
DHT Holdings, Inc. 466,472 4,986,586
*DMC Global, Inc. 47,526 308,444
Dorian LPG, Ltd. 115,080 2,465,014
DT Midstream, Inc. 147,518 14,338,750
Energy Services of America Corp. 26,597 227,404
Epsilon Energy, Ltd. 52,904 371,915
Evolution Petroleum Corp. 93,836 393,173
Excelerate Energy, Inc., Class A 53,144 1,359,424
*Expro Group Holdings NV 310,405 2,567,049
*Forum Energy Technologies, Inc. 28,207 413,233
FutureFuel Corp. 116,869 480,332
#*Geospace Technologies Corp. 29,614 190,714
Granite Ridge Resources, Inc. 114,786 552,121
*Green Plains, Inc. 149,562 535,432
*Gulf Island Fabrication, Inc. 21,369 152,788
*Gulfport Energy Corp. 44,694 7,709,715
*Hallador Energy Co. 99,824 1,404,025
*Helix Energy Solutions Group,
Inc. 435,968 2,655,045
Helmerich & Payne, Inc. 277,028 5,233,059
HF Sinclair Corp. 409,792 12,322,445
#HighPeak Energy, Inc. 31,178 249,736
*Innovex International, Inc. 130,420 1,969,342
International Seaways, Inc. 142,012 4,822,728
Kinetik Holdings, Inc. 124,278 5,137,653
*KLX Energy Services Holdings,
Inc. 4,571 9,188
Kodiak Gas Services, Inc. 132,240 4,497,482
#*Kosmos Energy, Ltd. 1,177,486 1,813,328
Liberty Energy, Inc. 470,782 5,413,993
#*Lightbridge Corp. 11,391 102,063
#Magnolia Oil & Gas Corp., Class
A 483,611 9,928,534
*Mammoth Energy Services, Inc. 44,467 112,502
Matador Resources Co. 302,204 11,949,146
Mexco Energy Corp. 1,439 9,352
*MIND Technology, Inc. 2,333 15,654
#Murphy Oil Corp. 357,577 7,341,056

33
Dimensional U.S. Small Cap ETF
continued
Shares Value†
ENERGY — (Continued)
#*Nabors Industries, Ltd. 24,497 $ 657,499
NACCO Industries, Inc., Class A 16,120 562,588
*National Energy Services
Reunited Corp. 4,450 27,724
*Natural Gas Services Group, Inc. 35,875 644,674
*NCS Multistage Holdings, Inc. 1,442 42,553
#New Fortress Energy, Inc. 170,053 923,388
#Noble Corp. PLC 345,480 7,510,735
#Nordic American Tankers, Ltd. 566,261 1,449,628
#Northern Oil & Gas, Inc. 264,703 6,432,283
NOV, Inc. 892,805 10,365,466
*NPK International, Inc. 250,824 1,449,763
*Oceaneering International, Inc. 295,963 5,253,343
*Oil States International, Inc. 158,451 556,163
ONEOK, Inc. 30,335 2,492,324
Ovintiv, Inc. 192,326 6,458,307
*Par Pacific Holdings, Inc. 131,709 1,886,073
Patterson-UTI Energy, Inc. 649,508 3,663,225
PBF Energy, Inc., Class A 284,896 4,894,513
#Peabody Energy Corp. 318,397 3,929,019
Permian Resources Corp. 413,157 4,875,253
PHX Minerals, Inc. 106,528 408,002
*PrimeEnergy Resources Corp. 3,946 670,307
#*ProFrac Holding Corp., Class A 15,607 64,769
*ProPetro Holding Corp. 284,640 1,417,507
Range Resources Corp. 637,924 21,644,761
Ranger Energy Services, Inc. 46,684 517,726
*REX American Resources Corp. 47,405 1,882,927
Riley Exploration Permian, Inc. 14,152 349,271
#RPC, Inc. 573,665 2,713,435
SandRidge Energy, Inc. 59,923 545,899
Scorpio Tankers, Inc. 135,646 5,112,498
*SEACOR Marine Holdings, Inc. 64,431 314,423
*Seadrill, Ltd. 165,935 3,408,305
Select Water Solutions, Inc. 302,210 2,574,829
SFL Corp., Ltd. 411,302 3,380,902
Sitio Royalties Corp., Class A 175,120 2,970,035
SM Energy Co. 310,512 7,076,568
Smart Sand, Inc. 14,238 29,900
#Solaris Energy Infrastructure,
Inc. 72,178 1,525,843
*Talos Energy, Inc. 479,003 3,295,541
TechnipFMC PLC 167,641 4,722,447
Teekay Corp., Ltd. 243,006 1,752,073
Teekay Tankers, Ltd., Class A 83,661 3,561,449
*TETRA Technologies, Inc. 343,277 978,339
#*Tidewater, Inc. 135,808 4,914,892
#*Transocean, Ltd. 2,185,596 4,655,319
*Uranium Energy Corp. 1,066,600 5,599,650
VAALCO Energy, Inc. 145,930 477,191
#*Valaris, Ltd. 182,214 5,887,334
#*Vital Energy, Inc. 82,317 1,167,255
#Vitesse Energy, Inc. 69,054 1,412,154
#W&T Offshore, Inc. 52,828 60,752
Weatherford International PLC 154,917 6,413,564
Shares Value†
ENERGY — (Continued)
World Kinect Corp. 175,210 $ 4,396,019
TOTAL ENERGY 424,401,858
FINANCIALS — (18.8%)
1st Source Corp. 68,151 4,085,652
*Acacia Research Corp. 183,510 567,046
Acadian Asset Management, Inc. 107,691 2,901,196
ACNB Corp. 15,359 643,696
Affiliated Managers Group, Inc. 83,675 13,859,090
Alerus Financial Corp. 45,972 913,923
Ally Financial, Inc. 2,835 92,591
Amalgamated Financial Corp. 100,522 2,830,700
*Ambac Financial Group, Inc. 125,564 1,002,001
Amerant Bancorp, Inc. 102,763 1,730,529
American Coastal Insurance
Corp. 39,764 454,503
American Financial Group, Inc. 13,062 1,654,433
Ameris Bancorp 199,123 11,668,608
AMERISAFE, Inc. 54,924 2,553,417
AmeriServ Financial, Inc. 40,106 96,655
Ames National Corp. 17,370 301,543
Arrow Financial Corp. 44,239 1,085,183
#Artisan Partners Asset
Management, Inc., Class A 172,167 6,366,736
Associated Banc-Corp. 431,694 9,523,170
Associated Capital Group, Inc.,
Class A 1,556 56,203
Assurant, Inc. 15,726 3,031,029
Assured Guaranty, Ltd. 203,458 17,849,370
Atlantic American Corp. 4,900 7,350
Atlantic Union Bankshares Corp. 380,442 10,538,243
*Atlanticus Holdings Corp. 36,445 1,997,915
Auburn National Bancorp, Inc. 300 5,904
*AvidXchange Holdings, Inc. 553,975 4,503,817
Axis Capital Holdings, Ltd. 199,918 19,256,102
*Axos Financial, Inc. 164,846 10,464,424
#B Riley Financial, Inc. 24,955 73,118
#*Bakkt Holdings, Inc. 3,308 31,029
#*Baldwin Insurance Group, Inc.
(The) 167,369 6,965,898
Banc of California, Inc. 56,806 765,745
BancFirst Corp. 96,300 11,346,066
*Bancorp, Inc. (The) 141,402 6,831,131
Bank First Corp. 4,407 481,156
Bank of Hawaii Corp. 113,629 7,512,013
Bank of Marin Bancorp 39,286 806,149
Bank of NT Butterfield & Son, Ltd.
(The) 126,893 5,098,561
Bank OZK 337,918 14,395,307
Bank7 Corp. 5,333 194,121
BankFinancial Corp. 34,488 423,858
BankUnited, Inc. 228,124 7,461,936
Bankwell Financial Group, Inc. 18,238 618,451
Banner Corp. 101,004 6,175,385
Bar Harbor Bankshares 38,662 1,145,942
BayCom Corp. 27,219 707,966
BCB Bancorp, Inc. 41,009 337,094
Berkshire Hills Bancorp, Inc. 124,488 3,091,037
#BGC Group, Inc., Class A 941,910 8,533,705

34
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Blue Foundry Bancorp 55,943 $ 522,508
*Blue Ridge Bankshares, Inc. 70,239 240,920
BOK Financial Corp. 136,604 12,727,395
Bread Financial Holdings, Inc. 155,378 7,372,686
Bridge Investment Group
Holdings, Inc., Class A 44,112 423,034
*Bridgewater Bancshares, Inc. 65,633 1,010,092
*Brighthouse Financial, Inc. 168,771 9,825,848
Brookline Bancorp, Inc. 229,119 2,392,002
Burke & Herbert Financial
Services Corp. 5,659 316,395
Business First Bancshares, Inc. 65,684 1,514,016
*BV Financial, Inc. 2,970 45,589
Byline Bancorp, Inc. 109,458 2,795,557
C&F Financial Corp. 8,099 524,572
Cadence Bank 590,022 17,264,044
*California Bancorp 6,469 90,372
California First Leasing Corp. 522 9,735
Camden National Corp. 42,664 1,643,417
*Cantaloupe, Inc. 177,879 1,423,032
Capital Bancorp, Inc. 28,832 910,803
Capital City Bank Group, Inc. 41,388 1,512,318
Capitol Federal Financial, Inc. 339,309 1,923,882
*Carter Bankshares, Inc. 56,822 869,945
Cass Information Systems, Inc. 35,940 1,464,196
Cathay General Bancorp 202,302 8,433,970
*CCUR Holdings, Inc. 3 6,255
Central Pacific Financial Corp. 71,886 1,846,751
Chemung Financial Corp. 11,515 510,575
Citizens & Northern Corp. 37,779 727,246
Citizens Community Bancorp, Inc. 22,675 336,043
Citizens Financial Services, Inc. 2,467 134,279
#*Citizens, Inc. 48,245 194,427
City Holding Co. 43,614 5,053,554
Civista Bancshares, Inc. 38,245 860,895
CNB Financial Corp. 50,663 1,112,053
CNO Financial Group, Inc. 246,138 9,338,476
*Coastal Financial Corp. 36,931 3,033,882
#Cohen & Steers, Inc. 127,834 9,756,291
Colony Bankcorp, Inc. 41,098 637,841
Columbia Banking System, Inc. 396,341 8,885,965
#*Columbia Financial, Inc. 196,577 2,647,892
Comerica, Inc. 281,369 15,123,584
#Commerce Bancshares, Inc. 294,105 17,863,938
Community Financial System, Inc. 137,218 7,490,731
Community Trust Bancorp, Inc. 50,381 2,466,654
Community West Bancshares 43,760 765,800
ConnectOne Bancorp, Inc. 97,072 2,187,032
*Consumer Portfolio Services,
Inc. 25,564 235,956
Crawford & Co., Class A 74,420 827,550
Crawford & Co., Class B 55,465 592,366
#*Credit Acceptance Corp. 26,450 12,892,259
Cullen/Frost Bankers, Inc. 137,850 16,055,389
*Customers Bancorp, Inc. 91,569 4,578,450
CVB Financial Corp. 404,153 7,492,997
*Dave, Inc. 18,638 1,767,255
Shares Value†
FINANCIALS — (Continued)
Diamond Hill Investment Group,
Inc. 8,078 $ 1,017,666
DigitalBridge Group, Inc. 439,671 3,693,236
Dime Community Bancshares,
Inc. 117,043 3,006,835
Donegal Group, Inc., Class A 73,151 1,415,472
Donegal Group, Inc., Class B 870 14,355
*Donnelley Financial Solutions,
Inc. 84,786 4,086,685
Eagle Bancorp Montana, Inc. 5,806 101,024
Eagle Bancorp, Inc. 76,123 1,366,408
Eastern Bankshares, Inc. 525,482 7,840,191
*eHealth, Inc. 71,593 398,057
Employers Holdings, Inc. 70,584 3,429,677
Enact Holdings, Inc. 208,479 7,461,463
*Encore Capital Group, Inc. 62,869 2,162,694
*Enova International, Inc. 74,545 6,842,486
*Enstar Group, Ltd. 5,607 1,875,037
Enterprise Bancorp, Inc. 31,724 1,180,133
Enterprise Financial Services
Corp. 107,265 5,579,925
Equity Bancshares, Inc., Class A 43,784 1,685,246
Esquire Financial Holdings, Inc. 20,334 1,686,095
ESSA Bancorp, Inc. 14,300 264,550
Essent Group, Ltd. 309,218 17,603,781
*Euronet Worldwide, Inc. 115,395 11,435,644
Evans Bancorp, Inc. 13,007 500,119
Evercore, Inc. 56,801 11,660,677
EVERTEC, Inc. 170,265 5,778,794
#*EZCORP, Inc., Class A 150,598 2,465,289
F&G Annuities & Life, Inc. 61,585 2,143,774
Farmers & Merchants Bancorp,
Inc. 15,503 405,714
Farmers National Banc Corp. 91,911 1,198,519
FB Financial Corp. 135,395 5,762,411
#Federal Agricultural Mortgage
Corp., Class A 1,115 145,346
Federal Agricultural Mortgage
Corp., Class C 27,484 4,818,770
Federated Hermes, Inc. 253,818 10,307,549
Fidelis Insurance Holdings, Ltd. 221,222 3,616,980
Fidelity D&D Bancorp, Inc. 1,879 76,062
#*Finance Of America Cos., Inc.,
Class A 2,746 57,336
Financial Institutions, Inc. 51,190 1,299,714
Finward Bancorp 211 6,469
*Finwise Bancorp 2,393 36,182
First American Financial Corp. 237,838 14,462,929
First Bancorp 471,622 9,262,656
First Bancorp 117,163 4,740,415
First Bancorp, Inc. (The) 27,806 679,301
First Bank 51,989 747,602
First Busey Corp. 237,197 4,931,326
First Business Financial Services,
Inc. 20,219 973,343
First Commonwealth Financial
Corp. 289,170 4,430,084
First Community Bankshares, Inc. 48,639 1,832,718
First Community Corp. 3,884 91,274

35
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Financial Bancorp 362,061 $ 8,381,712
First Financial Bankshares, Inc. 413,455 13,854,877
First Financial Corp. 31,703 1,566,128
First Financial Northwest, Inc. 23,602 28,322
*First Foundation, Inc. 201,788 1,012,976
First Hawaiian, Inc. 327,185 7,479,449
First Horizon Corp. 893,615 16,156,559
First Internet Bancorp 22,020 468,145
First Interstate BancSystem, Inc.,
Class A 263,439 6,900,785
First Merchants Corp. 175,108 6,240,849
First Mid Bancshares, Inc. 57,371 1,917,913
First Northwest Bancorp 16,245 167,323
First of Long Island Corp. (The) 55,291 636,952
First Savings Financial Group,
Inc. 4,258 113,433
First United Corp. 17,015 506,537
*First Western Financial, Inc. 17,259 363,992
FirstCash Holdings, Inc. 130,845 17,527,996
*Firstsun Capital Bancorp 1,094 38,279
Five Star Bancorp 25,123 695,405
#Flagstar Financial, Inc. 517,566 6,060,698
Flushing Financial Corp. 84,914 1,016,421
*Flywire Corp. 332,724 3,130,933
FNB Corp. 1,076,148 14,086,777
Franklin Resources, Inc. 166,301 3,119,807
FS Bancorp, Inc. 18,600 727,260
Fulton Financial Corp. 547,165 9,126,712
*FVCBankcorp, Inc. 12,185 139,153
#GCM Grosvenor, Inc., Class A 84,387 1,058,213
*Genworth Financial, Inc. 1,279,507 8,777,418
German American Bancorp, Inc. 91,269 3,460,008
Glacier Bancorp, Inc. 319,486 13,022,249
Globe Life, Inc. 83,441 10,291,613
*GoHealth, Inc., Class A 1,711 18,017
#Goosehead Insurance, Inc.,
Class A 59,971 5,829,781
Great Southern Bancorp, Inc. 33,726 1,854,930
*Green Dot Corp., Class A 133,037 1,113,520
Greene County Bancorp, Inc. 4,973 110,649
*Greenlight Capital Re, Ltd.,
Class A 88,886 1,165,740
Guaranty Bancshares, Inc. 27,911 1,101,368
*Hagerty, Inc., Class A 23,213 204,507
#Hamilton Lane, Inc., Class A 97,636 15,083,786
Hancock Whitney Corp. 258,718 13,476,621
Hanmi Financial Corp. 78,509 1,795,501
Hanover Insurance Group, Inc.
(The) 106,548 17,697,623
HarborOne Bancorp, Inc. 112,986 1,279,002
Hawthorn Bancshares, Inc. 2,569 75,837
HBT Financial, Inc. 44,890 1,040,326
#HCI Group, Inc. 31,321 4,582,262
Heritage Commerce Corp. 157,000 1,419,280
Heritage Financial Corp. 85,620 1,953,848
*Heritage Global, Inc. 25,310 51,126
*Heritage Insurance Holdings, Inc. 99,065 1,872,328
Hilltop Holdings, Inc. 151,509 4,474,061
Shares Value†
FINANCIALS — (Continued)
#Hingham Institution For Savings
(The) 3,897 $ 972,535
*Hippo Holdings, Inc. 50,312 1,163,213
Home Bancorp, Inc. 16,208 815,911
Home BancShares, Inc. 573,626 15,918,121
*HomeStreet, Inc. 46,876 532,511
HomeTrust Bancshares, Inc. 37,661 1,285,747
Hope Bancorp, Inc. 337,612 3,365,992
Horace Mann Educators Corp. 116,196 4,826,782
Horizon Bancorp, Inc. 111,261 1,633,311
Houlihan Lokey, Inc. 35,584 5,767,455
Independent Bank Corp. 54,240 1,652,150
Independent Bank Corp. 124,486 7,355,878
International Bancshares Corp. 181,062 11,052,024
*International Money Express,
Inc. 74,934 930,680
Invesco, Ltd. 926,546 12,906,786
Investar Holding Corp. 22,431 429,105
Investors Title Co. 4,645 1,073,878
Jackson Financial, Inc., Class A 209,869 16,350,894
James River Group Holdings, Ltd. 97,882 465,918
Janus Henderson Group PLC 402,573 13,369,449
Jefferies Financial Group, Inc. 124,667 5,825,689
Kearny Financial Corp. 171,419 1,073,083
#Kemper Corp. 174,456 10,313,839
*Kentucky First Federal Bancorp 3,402 8,335
*Kingstone Cos., Inc. 26,778 455,226
*Kingsway Financial Services,
Inc. 2,342 20,258
#Kinsale Capital Group, Inc. 14,213 6,186,350
Lake Shore Bancorp, Inc. 338 4,982
Lakeland Financial Corp. 74,570 4,151,312
Landmark Bancorp, Inc. 4,653 131,261
#Lazard, Inc. 244,565 9,513,578
LCNB Corp. 18,146 272,553
#*Lemonade, Inc. 21,876 639,217
*LendingClub Corp. 306,488 2,994,388
*LendingTree, Inc. 32,734 1,688,747
Lincoln National Corp. 415,030 13,227,006
Live Oak Bancshares, Inc. 121,320 3,171,305
Magyar Bancorp, Inc. 1,254 17,280
*Maiden Holdings, Ltd. 134,424 188,194
#MarketAxess Holdings, Inc. 72,690 16,107,377
*Marqeta, Inc., Class A 1,298,597 5,428,135
Mercantile Bank Corp. 41,343 1,749,222
Merchants Bancorp 139,202 4,187,196
Mercury General Corp. 161,101 8,928,217
Meridian Corp. 9,497 128,209
Metrocity Bankshares, Inc. 45,281 1,248,397
*Metropolitan Bank Holding Corp. 27,041 1,674,649
MGIC Investment Corp. 625,036 15,569,647
Mid Penn Bancorp, Inc. 31,949 928,118
Middlefield Banc Corp. 654 16,958
Midland States Bancorp, Inc. 57,949 943,410
MidWestOne Financial Group,
Inc. 48,994 1,359,094
Moelis & Co., Class A 114,769 6,149,323
*Mr. Cooper Group, Inc. 101,621 12,093,915

36
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
MVB Financial Corp. 26,200 $ 446,972
National Bank Holdings Corp.,
Class A 105,907 3,829,597
National Bankshares, Inc. 7,957 205,052
#Navient Corp. 282,110 3,492,522
NBT Bancorp, Inc. 137,460 5,820,056
*NCR Atleos Corp. 191,178 5,337,690
Nelnet, Inc., Class A 63,228 6,707,859
*NerdWallet, Inc., Class A 107,570 963,827
*NI Holdings, Inc. 8,882 111,025
Nicolet Bankshares, Inc. 41,574 4,856,259
*NMI Holdings, Inc. 251,918 9,111,874
Northeast Bank 20,346 1,685,056
Northeast Community Bancorp,
Inc. 22,242 506,228
Northfield Bancorp, Inc. 109,079 1,150,783
Northrim Bancorp, Inc. 13,675 1,097,966
Northwest Bancshares, Inc. 404,999 5,001,738
Norwood Financial Corp. 1,291 32,288
Oak Valley Bancorp 2,518 65,972
OceanFirst Financial Corp. 147,947 2,450,002
OFG Bancorp 134,469 5,291,355
Ohio Valley Banc Corp. 834 30,041
#Old National Bancorp 785,029 16,163,747
Old Republic International Corp. 527,387 19,829,751
Old Second Bancorp, Inc. 119,528 1,887,347
#OneMain Holdings, Inc. 296,644 13,963,033
*Onity Group, Inc. 19,690 738,572
OP Bancorp 31,441 403,702
*Open Lending Corp. 264,072 327,449
*Oportun Financial Corp. 98,674 505,211
Oppenheimer Holdings, Inc.,
Class A 11,910 702,809
#OppFi, Inc. 6,887 64,393
Orange County Bancorp, Inc. 2,964 70,336
Origin Bancorp, Inc. 77,803 2,492,808
Orrstown Financial Services, Inc. 30,300 908,091
#*Oscar Health, Inc., Class A 513,732 6,683,653
Pacific Premier Bancorp, Inc. 291,829 5,935,802
*Palomar Holdings, Inc. 69,792 10,121,236
Park National Corp. 45,728 6,863,773
Parke Bancorp, Inc. 26,383 497,320
Pathward Financial, Inc. 71,460 5,671,780
*Paymentus Holdings, Inc., Class
A 78,020 2,532,529
*Payoneer Global, Inc. 915,501 6,435,972
#*Paysafe, Ltd. 178,703 2,721,647
*Paysign, Inc. 48,946 117,470
PCB Bancorp 22,130 433,969
Peapack-Gladstone Financial
Corp. 45,951 1,271,924
Penns Woods Bancorp, Inc. 9,903 289,465
PennyMac Financial Services,
Inc. 157,442 15,341,148
Peoples Bancorp of North
Carolina, Inc. 1,897 52,395
Peoples Bancorp, Inc. 117,583 3,411,083
Peoples Financial Services Corp. 12,790 552,784
Pinnacle Financial Partners, Inc. 174,453 17,487,169
Shares Value†
FINANCIALS — (Continued)
Piper Sandler Cos. 47,033 $ 11,340,597
#PJT Partners, Inc., Class A 57,285 8,117,857
Plumas Bancorp 4,277 188,573
*Ponce Financial Group, Inc. 52,822 679,819
Popular, Inc. 172,252 16,436,286
*PRA Group, Inc. 103,876 1,900,931
Preferred Bank 38,810 3,099,367
Primerica, Inc. 67,462 17,679,766
Primis Financial Corp. 60,179 495,875
Princeton Bancorp, Inc. 3,925 119,634
*Priority Technology Holdings,
Inc. 12,351 89,668
*ProAssurance Corp. 128,934 2,992,558
PROG Holdings, Inc. 128,011 3,374,370
Prosperity Bancshares, Inc. 204,257 13,869,050
*Provident Bancorp, Inc. 9,561 106,127
Provident Financial Holdings, Inc. 14,103 211,686
Provident Financial Services, Inc. 384,518 6,294,560
QCR Holdings, Inc. 62,723 4,073,859
Radian Group, Inc. 342,302 10,933,126
RBB Bancorp 41,342 644,108
Red River Bancshares, Inc. 9,067 477,831
Regional Management Corp. 28,812 948,779
*Remitly Global, Inc. 504,946 10,210,008
Renasant Corp. 275,696 8,841,571
*Repay Holdings Corp. 226,235 904,940
Republic Bancorp, Inc., Class A 41,703 2,829,549
Richmond Mutual Bancorp, Inc. 1,956 27,443
Riverview Bancorp, Inc. 56,774 358,812
RLI Corp. 264,167 19,551,000
*Root, Inc., Class A 8,146 1,137,752
S&T Bancorp, Inc. 106,627 3,885,488
Safety Insurance Group, Inc. 39,879 3,050,743
Seacoast Banking Corp. of
Florida 221,534 5,252,571
*Security National Financial
Corp., Class A 12,443 127,416
SEI Investments Co. 188,583 14,764,163
Selective Insurance Group, Inc. 175,332 15,294,210
*Selectquote, Inc. 237,957 754,324
ServisFirst Bancshares, Inc. 151,573 10,795,029
#*Shift4 Payments, Inc., Class A 146,843 12,011,757
Shore Bancshares, Inc. 81,931 1,133,106
Sierra Bancorp 36,984 978,597
Silvercrest Asset Management
Group, Inc., Class A 23,254 355,786
Simmons First National Corp.,
Class A 413,446 7,714,902
*SiriusPoint, Ltd. 418,725 7,034,580
*Skyward Specialty Insurance
Group, Inc. 120,018 6,371,756
SLM Corp. 606,308 17,528,364
SmartFinancial, Inc. 41,708 1,268,757
South Plains Financial, Inc. 30,698 1,034,830
*Southern First Bancshares, Inc. 19,409 689,214
Southern Missouri Bancorp, Inc. 27,325 1,438,661
Southern States Bancshares, Inc. 4,499 150,312
Southside Bancshares, Inc. 77,187 2,175,902
SouthState Corp. 253,975 22,039,950

37
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
Stellar Bancorp, Inc. 128,821 $ 3,215,372
StepStone Group, Inc., Class A 96,429 4,822,414
*Sterling Bancorp, Inc. 10,642 51,507
Stewart Information Services
Corp. 80,880 5,296,022
Stifel Financial Corp. 144,274 12,362,839
#Stock Yards Bancorp, Inc. 85,811 6,246,183
*StoneX Group, Inc. 136,475 12,086,908
Summit State Bank 1,100 9,944
SWK Holdings Corp. 357 5,030
Synovus Financial Corp. 326,172 14,129,771
*Texas Capital Bancshares, Inc. 129,067 8,795,916
TFS Financial Corp. 318,031 4,121,682
*Third Coast Bancshares, Inc. 14,600 435,080
Timberland Bancorp, Inc. 19,919 612,310
Tiptree, Inc. 94,785 2,114,653
Tompkins Financial Corp. 36,089 2,150,904
Towne Bank 315,543 10,397,142
TriCo Bancshares 79,918 3,083,236
*Triumph Financial, Inc. 59,706 3,189,495
#*Trupanion, Inc. 92,880 3,399,408
TrustCo Bank Corp. 51,583 1,570,702
Trustmark Corp. 177,865 5,967,371
UMB Financial Corp. 209,562 19,818,278
*<Unico American Corp. 4,300 301
Union Bankshares, Inc. 388 12,835
United Bancshares, Inc. 110 2,967
United Bankshares, Inc. 431,127 14,783,345
United Community Banks, Inc. 292,855 8,085,727
United Fire Group, Inc. 63,683 1,762,109
United Security Bancshares 23,977 213,395
Unity Bancorp, Inc. 24,551 1,016,411
Universal Insurance Holdings, Inc. 81,720 1,980,893
Univest Financial Corp. 74,017 2,186,462
#*Upstart Holdings, Inc. 1,401 66,968
US Global Investors, Inc., Class A 5,500 11,715
USCB Financial Holdings, Inc. 6,874 116,583
UWM Holdings Corp. 4,474 21,028
Valley National Bancorp 1,449,091 12,462,183
Value Line, Inc. 4,121 168,549
*Velocity Financial, Inc. 12,194 217,907
Veritex Holdings, Inc. 144,785 3,370,595
Victory Capital Holdings, Inc.,
Class A 197,144 11,294,380
Virginia National Bankshares
Corp. 1,065 39,171
Virtu Financial, Inc., Class A 212,783 8,330,454
Virtus Investment Partners, Inc. 21,793 3,347,187
Voya Financial, Inc. 207,286 12,271,331
WaFd, Inc. 236,945 6,760,041
Walker & Dunlop, Inc. 103,057 7,887,983
Washington Trust Bancorp, Inc. 49,567 1,368,049
Waterstone Financial, Inc. 62,320 754,072
Webster Financial Corp. 291,326 13,779,720
WesBanco, Inc. 259,291 7,721,686
West Bancorp, Inc. 40,754 790,831
Westamerica Bancorp 78,516 3,802,530
Western Alliance Bancorp 225,964 15,751,950
Shares Value†
FINANCIALS — (Continued)
Western New England Bancorp,
Inc. 57,061 $ 526,673
#Western Union Co. (The) 805,705 7,984,537
Westwood Holdings Group, Inc. 18,746 313,058
*WEX, Inc. 80,513 10,496,480
White Mountains Insurance
Group, Ltd. 6,345 11,214,470
Wintrust Financial Corp. 191,954 21,339,526
#WisdomTree, Inc. 373,545 3,249,841
*World Acceptance Corp. 15,978 2,063,079
WSFS Financial Corp. 168,717 8,697,361
WVS Financial Corp. 700 8,634
Zions Bancorp NA 317,199 14,264,439
TOTAL FINANCIALS 1,903,709,314
HEALTH CARE — (9.2%)
*10X Genomics, Inc., Class A 12,672 104,797
*2seventy bio, Inc. 32,507 162,210
*89bio, Inc. 114,272 916,461
#*Absci Corp. 141,137 433,291
*AC Immune SA 2,223 3,846
*Acadia Healthcare Co., Inc. 218,118 5,103,961
*ACADIA Pharmaceuticals, Inc. 275,448 4,021,541
*Accuray, Inc. 65,256 101,147
*Aclaris Therapeutics, Inc. 57,199 78,935
*Acrivon Therapeutics, Inc. 1,038 1,453
*AdaptHealth Corp. 346,557 2,949,200
*Adaptive Biotechnologies Corp. 257,589 1,895,855
*Addus HomeCare Corp. 50,512 5,281,030
*ADMA Biologics, Inc. 604,796 14,394,145
#*Adverum Biotechnologies, Inc. 42,977 140,105
*agilon health, Inc. 48,457 206,427
*Agios Pharmaceuticals, Inc. 130,666 3,879,474
*Akebia Therapeutics, Inc. 79,948 192,675
*Akero Therapeutics, Inc. 106,702 4,866,678
#*Aldeyra Therapeutics, Inc. 92,714 245,692
*Alector, Inc. 84,158 100,990
#*Aligos Therapeutics, Inc. 1,446 8,069
*Alkermes PLC 432,865 12,453,526
#*Allogene Therapeutics, Inc. 410,887 690,290
#*Alpha Teknova, Inc. 1,717 11,452
#*Altimmune, Inc. 60,381 317,000
*Amedisys, Inc. 41,984 3,984,282
*American Well Corp., Class A 2,181 15,987
*AMN Healthcare Services, Inc. 88,611 1,810,323
*Amneal Pharmaceuticals, Inc. 894,653 6,853,042
#*Amphastar Pharmaceuticals,
Inc. 127,602 3,114,765
#*Anavex Life Sciences Corp. 8,583 81,539
*AngioDynamics, Inc. 113,328 1,052,817
#*ANI Pharmaceuticals, Inc. 53,881 3,815,852
*Anika Therapeutics, Inc. 38,777 563,430
#*Annexon, Inc. 161,756 300,866
*Arcellx, Inc. 92,025 5,977,024
#*Arcturus Therapeutics Holdings,
Inc. 67,253 861,511
*Arcus Biosciences, Inc. 244,245 2,137,144
#*ARS Pharmaceuticals, Inc. 87,474 1,222,012
#*Artivion, Inc. 102,687 2,432,655

38
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Arvinas, Inc. 152,575 $ 1,467,772
*Astrana Health, Inc. 147,481 4,596,983
*Astria Therapeutics, Inc. 9,848 50,816
*Atea Pharmaceuticals, Inc. 106,862 315,243
#*AtriCure, Inc. 120,075 3,591,443
*aTyr Pharma, Inc. 28,173 97,760
*Aura Biosciences, Inc. 68,300 398,189
*Avanos Medical, Inc. 119,081 1,494,467
*Avantor, Inc. 206,706 2,685,111
*Axogen, Inc. 121,330 1,974,039
*Azenta, Inc. 124,073 3,268,083
#*Beam Therapeutics, Inc. 224,058 4,465,476
*BioLife Solutions, Inc. 115,457 2,783,668
#*Biomea Fusion, Inc. 1,350 2,835
*Bio-Rad Laboratories, Inc., Class
A 40,036 9,771,987
*Biote Corp., Class A 93,419 311,085
Bio-Techne Corp. 159,109 8,011,138
*Bioventus, Inc., Class A 97,994 716,336
#*Black Diamond Therapeutics,
Inc. 39,647 67,400
*Brookdale Senior Living, Inc. 534,074 3,503,525
Bruker Corp. 217,232 8,702,314
#*C4 Therapeutics, Inc. 138,160 226,582
#*Cardiff Oncology, Inc. 19,056 52,213
*CareDx, Inc. 107,981 1,822,719
#*Caribou Biosciences, Inc. 96,404 82,030
*Castle Biosciences, Inc. 76,103 1,525,865
*Catalyst Pharmaceuticals, Inc. 199,320 4,841,483
*Certara, Inc. 426,523 5,911,609
#*CG oncology, Inc. 12,219 329,180
*Charles River Laboratories
International, Inc. 132,892 15,763,649
Chemed Corp. 26,572 15,451,884
*Clover Health Investments Corp. 95,021 323,071
*Codexis, Inc. 73,053 168,022
*Cogent Biosciences, Inc. 15,400 80,234
*Collegium Pharmaceutical, Inc. 102,425 2,764,963
#*Community Health Systems,
Inc. 350,853 957,829
Concentra Group Holdings
Parent, Inc. 298,931 6,501,749
#CONMED Corp. 85,726 4,210,004
#*Corcept Therapeutics, Inc. 238,301 17,129,076
*CorVel Corp. 148,457 16,146,183
*Corvus Pharmaceuticals, Inc. 10,869 39,020
*Cross Country Healthcare, Inc. 79,252 1,073,865
*CryoPort, Inc. 115,546 644,747
*Cullinan Therapeutics, Inc. 144,434 1,195,914
*Cumberland Pharmaceuticals,
Inc. 18,699 90,316
*CVRx, Inc. 5,817 42,580
*Cytek Biosciences, Inc. 333,845 1,238,565
#*Day One Biopharmaceuticals,
Inc. 192,064 1,494,258
*Definitive Healthcare Corp. 226,085 614,951
*Denali Therapeutics, Inc. 376,418 6,267,360
DENTSPLY SIRONA, Inc. 400,525 5,567,298
*Design Therapeutics, Inc. 14,951 72,662
Shares Value†
HEALTH CARE — (Continued)
*Disc Medicine, Inc. 10,879 $ 537,640
#*DocGo, Inc. 113,508 253,123
#Dominari Holdings, Inc. 1,182 5,425
*Doximity, Inc., Class A 37,711 2,145,002
#*Dynavax Technologies Corp. 350,926 4,123,380
*Edgewise Therapeutics, Inc. 136,636 2,240,830
#*Editas Medicine, Inc. 149,516 246,701
*Elanco Animal Health, Inc. 1,262,318 11,966,775
*Electromed, Inc. 20,121 463,387
#Embecta Corp. 121,588 1,482,158
*Emergent BioSolutions, Inc. 154,366 824,314
*Enanta Pharmaceuticals, Inc. 57,015 347,221
Encompass Health Corp. 121,743 14,242,714
*Enhabit, Inc. 125,397 1,001,922
#*Enliven Therapeutics, Inc. 1,554 29,433
*Enovis Corp. 153,434 5,307,282
Ensign Group, Inc. (The) 164,902 21,270,709
*Entrada Therapeutics, Inc. 23,821 217,486
*Envista Holdings Corp. 461,722 7,424,490
*Erasca, Inc. 220,752 322,298
*Evolent Health, Inc., Class A 296,688 2,925,344
#*Exact Sciences Corp. 265,958 12,138,323
*Exelixis, Inc. 300,854 11,778,434
*Fate Therapeutics, Inc. 260,415 333,331
*FONAR Corp. 17,142 215,132
*Fulcrum Therapeutics, Inc. 142,739 549,545
#*Fulgent Genetics, Inc. 78,820 1,367,527
#*GeneDx Holdings Corp. 3,591 240,058
#*Glaukos Corp. 92,180 8,687,965
*Globus Medical, Inc. 14,615 1,048,919
*GoodRx Holdings, Inc., Class A 248,251 1,149,402
*Haemonetics Corp. 123,181 7,762,867
*Halozyme Therapeutics, Inc. 314,006 19,286,249
*Harmony Biosciences Holdings,
Inc. 165,959 4,890,812
*Harvard Bioscience, Inc. 104,348 37,179
*Health Catalyst, Inc. 161,319 637,210
*HealthEquity, Inc. 209,925 17,994,771
HealthStream, Inc. 77,554 2,608,141
*Henry Schein, Inc. 326,966 21,242,981
#*Hims & Hers Health, Inc. 463,838 15,353,038
*ICU Medical, Inc. 55,725 7,611,478
#*Immunovant, Inc. 100,755 1,627,193
*InfuSystem Holdings, Inc. 49,296 232,677
*Innoviva, Inc. 193,896 3,623,916
*Inogen, Inc. 59,445 423,843
*Inotiv, Inc. 3,214 6,332
*Inozyme Pharma, Inc. 9,041 10,397
#*Inspire Medical Systems, Inc. 64,630 10,236,099
#*Instil Bio, Inc. 6,653 85,491
#*Integer Holdings Corp. 98,984 12,502,669
*Integra LifeSciences Holdings
Corp. 187,628 3,075,223
#*Intellia Therapeutics, Inc. 232,454 2,061,867
#*Iovance Biotherapeutics, Inc. 771,534 2,769,807
iRadimed Corp. 30,821 1,615,329
*iTeos Therapeutics, Inc. 95,808 694,608
*Jasper Therapeutics, Inc. 6,236 34,236

39
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Jazz Pharmaceuticals PLC 163,802 $ 19,158,282
*Joint Corp. (The) 27,044 270,710
*KalVista Pharmaceuticals, Inc. 33,757 464,834
*Kewaunee Scientific Corp. 7,736 244,999
#*Kezar Life Sciences, Inc. 5,111 22,386
*Kiniksa Pharmaceuticals
International PLC 102,914 2,775,591
*Kodiak Sciences, Inc. 42,168 183,852
*KORU Medical Systems, Inc. 222 610
#*Krystal Biotech, Inc. 74,996 12,740,320
*Kura Oncology, Inc. 204,075 1,338,732
#*Kymera Therapeutics, Inc. 82,900 2,840,983
#*Lantheus Holdings, Inc. 170,562 17,796,439
#LeMaitre Vascular, Inc. 61,849 5,612,178
*LENSAR, Inc. 20,928 294,038
*LENZ Therapeutics, Inc. 3,961 112,948
*LifeStance Health Group, Inc. 1,028,047 6,754,269
*Ligand Pharmaceuticals, Inc. 52,060 5,719,312
*Lisata Therapeutics, Inc. 2,614 6,195
*LivaNova PLC 144,717 5,354,529
*MacroGenics, Inc. 94,410 163,801
*MannKind Corp. 788,327 3,973,168
#*Maravai LifeSciences Holdings,
Inc., Class A 188,587 380,946
#*Masimo Corp. 119,472 19,230,213
#*MaxCyte, Inc. 202,456 574,975
#*Medpace Holdings, Inc. 28,212 8,700,299
*MeiraGTx Holdings PLC 59,920 424,833
#*Merit Medical Systems, Inc. 174,269 16,459,707
Mesa Laboratories, Inc. 13,265 1,528,791
*MetaVia, Inc. 98 75
*MiMedx Group, Inc. 356,673 2,453,910
*Mineralys Therapeutics, Inc. 5,638 80,116
#*ModivCare, Inc. 33,410 39,758
#*Monte Rosa Therapeutics, Inc. 22,525 110,598
*Myriad Genetics, Inc. 236,160 1,749,946
National HealthCare Corp. 42,179 3,985,494
National Research Corp. 55,721 632,991
#*Neogen Corp. 530,303 2,678,030
*NeoGenomics, Inc. 341,757 2,185,536
#*Neumora Therapeutics, Inc. 22,555 17,588
*Neurocrine Biosciences, Inc. 6,654 716,569
#*Neurogene, Inc. 733 10,995
*Nexgel, Inc. 144 376
*Niagen Bioscience, Inc. 26,979 211,785
#*Nkarta, Inc. 51,517 109,216
*Nurix Therapeutics, Inc. 106,337 1,226,066
*Nutex Health, Inc. 862 94,794
#*Nuvation Bio, Inc. 96,809 217,820
*Olema Pharmaceuticals, Inc. 179,339 925,389
#*OmniAb Operations, Inc.-
Earnout Shares 282,255 479,833
*Omnicell, Inc. 118,267 3,697,026
*OptimizeRx Corp. 47,633 434,413
*Option Care Health, Inc. 468,958 15,152,033
*Oramed Pharmaceuticals, Inc. 6,536 15,164
*OraSure Technologies, Inc. 192,055 574,244
*Organogenesis Holdings, Inc. 237,127 1,164,294
Shares Value†
HEALTH CARE — (Continued)
Organon & Co. 588,176 $ 7,605,116
*ORIC Pharmaceuticals, Inc. 108,600 620,106
#*Orthofix Medical, Inc. 51,182 711,942
*OrthoPediatrics Corp. 63,325 1,318,427
*Owens & Minor, Inc. 204,002 1,440,254
*Pacira BioSciences, Inc. 115,067 3,095,302
#*<PDL BioPharma, Inc. 320,345 166,579
*Pediatrix Medical Group, Inc. 213,916 2,755,238
*Pennant Group, Inc. (The) 86,902 2,226,429
*Penumbra, Inc. 40,904 11,978,327
#*PepGen, Inc. 6,693 10,508
*Performant Healthcare, Inc. 84,931 200,437
Perrigo Co. PLC 327,853 8,432,379
*Personalis, Inc. 100,380 379,436
Phibro Animal Health Corp.,
Class A 52,355 974,327
*Phreesia, Inc. 14,138 352,884
*Pliant Therapeutics, Inc. 65,851 104,703
*Precision BioSciences, Inc. 4,180 23,575
#Premier, Inc., Class A 244,893 4,983,573
*Prestige Consumer Healthcare,
Inc. 144,002 11,697,282
*Privia Health Group, Inc. 286,354 6,723,592
*Pro-Dex, Inc. 7,615 500,153
*Progyny, Inc. 204,413 4,668,793
*Protara Therapeutics, Inc. 5,784 20,244
#*Prothena Corp. PLC 97,748 899,282
*PTC Therapeutics, Inc. 87,491 4,360,551
*Pulmonx Corp. 69,631 336,318
*Puma Biotechnology, Inc. 133,402 424,218
*Quanterix Corp. 91,095 524,707
*QuidelOrtho Corp. 179,874 4,998,698
*Quipt Home Medical Corp. 2,882 6,196
*RadNet, Inc. 212,162 11,113,046
#*Rafael Holdings, Inc., Class B 27,736 43,823
#*Recursion Pharmaceuticals,
Inc., Class A 193,786 1,083,264
*REGENXBIO, Inc. 113,825 1,093,858
*Relay Therapeutics, Inc. 281,535 937,512
#*Repligen Corp. 100,586 13,879,862
*Replimune Group, Inc. 177,796 1,738,845
*Revolution Medicines, Inc. 50,387 2,034,627
*Rezolute, Inc. 39,616 148,956
*Rigel Pharmaceuticals, Inc. 4,087 79,942
*Rocket Pharmaceuticals, Inc. 102,477 781,900
*Roivant Sciences, Ltd. 735,937 8,551,588
*RxSight, Inc. 84,479 1,243,531
*Sage Therapeutics, Inc. 120,841 880,931
#*Sana Biotechnology, Inc. 167,027 317,351
#*Sanara Medtech, Inc. 6,455 206,173
*Sarepta Therapeutics, Inc. 85,224 5,317,978
#*Savara, Inc. 18,724 59,917
#*Schrodinger, Inc. 107,084 2,744,563
Select Medical Holdings Corp. 368,860 6,728,006
#*Semler Scientific, Inc. 22,594 730,464
#*Sensus Healthcare, Inc. 35,770 153,811
*Sera Prognostics, Inc., Class A 13,798 40,566
*SI-BONE, Inc. 76,681 1,046,696

40
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#SIGA Technologies, Inc. 177,169 $ 977,973
*Sight Sciences, Inc. 41,352 126,124
#Simulations Plus, Inc. 48,542 1,667,418
*Solid Biosciences, Inc. 42,090 139,318
*Sonida Senior Living, Inc. 1,534 35,619
#*Sotera Health Co. 653,031 7,509,857
#*SpringWorks Therapeutics, Inc. 114,207 5,287,784
#*STAAR Surgical Co. 124,320 2,270,083
#*Stoke Therapeutics, Inc. 125,878 1,228,569
*Supernus Pharmaceuticals, Inc. 148,530 4,824,254
*Surgery Partners, Inc. 335,714 7,368,922
*Surmodics, Inc. 34,538 967,409
#*Sutro Biopharma, Inc. 127,970 134,369
*Syndax Pharmaceuticals, Inc. 98,388 1,392,190
*Tactile Systems Technology, Inc. 64,045 904,315
*Talkspace, Inc. 341,197 1,047,475
*Tango Therapeutics, Inc. 95,062 134,037
*Tarsus Pharmaceuticals, Inc. 37,628 1,953,269
*Tectonic Therapeutic, Inc. 8,594 179,271
#*Teladoc Health, Inc. 466,644 3,355,170
Teleflex, Inc. 86,428 11,844,957
*Terns Pharmaceuticals, Inc. 225,053 742,675
#*Theravance Biopharma, Inc. 118,088 1,153,720
*Third Harmonic Bio, Inc. 16,060 83,030
*Tourmaline Bio, Inc. 656 11,290
#*TransMedics Group, Inc. 71,622 6,589,940
#*Trevi Therapeutics, Inc. 9,147 63,206
*TruBridge, Inc. 32,677 850,582
*TScan Therapeutics, Inc. 15,297 24,552
*Twist Bioscience Corp. 96,261 3,688,722
#*Tyra Biosciences, Inc. 6,203 63,891
#*UFP Technologies, Inc. 20,087 4,188,943
*UNITY Biotechnology, Inc. 1,737 1,963
US Physical Therapy, Inc. 38,136 2,711,851
Utah Medical Products, Inc. 9,627 498,197
*Vanda Pharmaceuticals, Inc. 155,944 703,307
*Varex Imaging Corp. 101,797 846,951
*Veracyte, Inc. 219,583 6,697,282
#*Vericel Corp. 119,327 4,536,813
#*Verve Therapeutics, Inc. 99,694 565,265
Viatris, Inc. 242,846 2,044,763
*Vicarious Surgical, Inc. 7 58
*Vir Biotechnology, Inc. 367,758 2,250,679
#*Viridian Therapeutics, Inc. 30,859 418,139
*Voyager Therapeutics, Inc. 109,924 391,329
*Xencor, Inc. 181,974 2,005,353
*XOMA Royalty Corp. 1,400 33,656
#*Y-mAbs Therapeutics, Inc. 69,367 294,810
*Zentalis Pharmaceuticals, Inc. 138,462 196,616
*Zimvie, Inc. 69,864 632,968
*Zymeworks, Inc. 155,144 2,018,423
TOTAL HEALTH CARE 928,245,875
INDUSTRIALS — (18.5%)
*3D Systems Corp. 209,292 385,097
A.O. Smith Corp. 173,162 11,750,773
#AAON, Inc. 190,665 17,401,995
*AAR Corp. 103,841 5,551,340
ABM Industries, Inc. 175,109 8,534,813
Shares Value†
INDUSTRIALS — (Continued)
ACCO Brands Corp. 239,663 $ 925,099
Acme United Corp. 9,198 354,307
Acuity, Inc. 74,360 18,114,840
*ACV Auctions, Inc., Class A 379,662 5,577,235
Advanced Drainage Systems, Inc. 120,399 13,664,082
#*AeroVironment, Inc. 75,045 11,370,818
*AerSale Corp. 96,636 673,553
AGCO Corp. 157,733 13,380,490
*Air Industries Group 4,635 16,408
Air Lease Corp. 308,265 14,414,471
Alamo Group, Inc. 35,135 5,866,842
*Alaska Air Group, Inc. 310,938 13,765,225
Albany International Corp. 89,125 5,860,860
Alight, Inc., Class A 1,289,683 6,590,280
Allegiant Travel Co. 47,915 2,248,651
Allient, Inc. 39,843 850,648
Allison Transmission Holdings,
Inc. 209,770 19,349,185
#Alta Equipment Group, Inc. 78,189 332,303
*Ameresco, Inc., Class A 82,305 874,902
#*American Airlines Group, Inc. 1,148,440 11,426,978
*American Superconductor Corp. 66,064 1,311,370
*American Woodmark Corp. 42,989 2,536,351
*API Group Corp. 310,967 11,763,882
Apogee Enterprises, Inc. 59,479 2,359,532
Applied Industrial Technologies,
Inc. 95,799 23,305,981
ArcBest Corp. 61,814 3,617,355
Arcosa, Inc. 132,884 10,640,022
Argan, Inc. 36,485 5,586,948
Armstrong World Industries, Inc. 125,016 18,129,820
Astec Industries, Inc. 57,119 2,069,421
#*Astronics Corp. 70,659 1,603,253
*Astronics Corp., Class B 8,090 184,047
*Asure Software, Inc. 59,789 607,456
*ATI, Inc. 350,729 19,072,643
#Atkore, Inc. 82,411 5,263,591
Atmus Filtration Technologies,
Inc. 192,435 6,671,721
#*Avis Budget Group, Inc. 57,027 5,282,411
*AZEK Co., Inc. (The) 352,651 17,477,384
AZZ, Inc. 86,449 7,500,315
Barrett Business Services, Inc. 74,440 3,019,286
*BGSF, Inc. 10,437 34,442
#*BlackSky Technology, Inc. 2,724 22,773
*Blade Air Mobility, Inc. 205,728 545,179
#*Bloom Energy Corp., Class A 143,886 2,635,992
#*Blue Bird Corp. 85,466 2,980,199
*BlueLinx Holdings, Inc. 24,061 1,567,334
Boise Cascade Co. 108,502 10,121,067
*Bowman Consulting Group, Ltd. 15,528 343,479
Brady Corp., Class A 111,164 7,813,718
*BrightView Holdings, Inc. 285,727 3,920,174
Brink's Co. (The) 110,623 9,871,997
BWX Technologies, Inc. 150,547 16,427,689
#*Byrna Technologies, Inc. 17,093 382,712
*CACI International, Inc., Class A 34,295 15,702,652
*Cadeler A/S, ADR 25,642 535,149

41
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Cadre Holdings, Inc. 97,643 $ 2,846,293
#*Casella Waste Systems, Inc. 151,571 17,802,014
*CBIZ, Inc. 92,704 6,313,142
#*CECO Environmental Corp. 92,543 2,201,598
#*Chart Industries, Inc. 102,062 13,776,329
Chicago Rivet & Machine Co. 498 6,598
*Cimpress PLC 65,919 2,769,916
Civeo Corp. 28,899 548,792
#*Clarivate PLC 1,567,010 6,753,813
Columbus McKinnon Corp. 71,810 1,066,378
*Commercial Vehicle Group, Inc. 76,932 73,878
CompX International, Inc. 3,053 83,042
#Concentrix Corp. 69,122 3,529,369
Concrete Pumping Holdings, Inc. 59,833 358,998
*Conduent, Inc. 411,979 869,276
#*Construction Partners, Inc.,
Class A 77,106 6,333,487
Copa Holdings SA, Class A 82,279 7,549,921
*Core & Main, Inc., Class A 247,757 13,051,839
Costamare, Inc. 304,108 2,837,328
Covenant Logistics Group, Inc. 58,970 1,173,503
CRA International, Inc. 19,004 3,082,449
Crane Co. 114,609 18,449,757
CSG Systems International, Inc. 77,443 4,656,648
#CSW Industrials, Inc. 42,084 13,150,408
#*Custom Truck One Source, Inc. 202,119 814,540
#*Dayforce, Inc. 221,428 12,814,038
Deluxe Corp. 133,364 1,947,114
*Distribution Solutions Group, Inc. 66,719 1,737,363
*DLH Holdings Corp. 15,103 59,506
*DNOW, Inc. 290,511 4,610,410
Donaldson Co., Inc. 188,166 12,368,151
Douglas Dynamics, Inc. 57,065 1,368,419
#*Driven Brands Holdings, Inc. 432,355 7,142,505
*Ducommun, Inc. 37,094 2,126,228
Dun & Bradstreet Holdings, Inc. 1,002,445 8,991,932
*DXP Enterprises, Inc. 44,456 3,932,578
*Dycom Industries, Inc. 76,294 12,783,060
Eastern Co. (The) 13,532 284,037
*Energy Recovery, Inc. 141,873 2,191,938
Enerpac Tool Group Corp. 155,744 6,287,385
EnerSys 113,668 9,843,649
Ennis, Inc. 70,578 1,266,875
Enpro, Inc. 56,584 8,453,650
*Enviri Corp. 215,720 1,481,996
Esab Corp. 142,592 17,128,151
ESCO Technologies, Inc. 66,807 10,451,955
Espey Mfg. & Electronics Corp. 5,208 160,198
#*Everus Construction Group, Inc. 134,923 5,429,302
EVI Industries, Inc. 1,387 22,372
*ExlService Holdings, Inc. 471,332 22,850,175
Exponent, Inc. 146,347 11,514,582
Federal Signal Corp. 175,013 14,251,309
#*First Advantage Corp. 473,410 6,675,081
Flowserve Corp. 300,771 13,603,872
#*Fluence Energy, Inc. 245,308 1,003,310
*Fluor Corp. 392,771 13,703,780
*Forrester Research, Inc. 44,315 414,345
Shares Value†
INDUSTRIALS — (Continued)
Fortune Brands Innovations, Inc. 218,083 $ 11,737,227
*Franklin Covey Co. 34,461 699,903
Franklin Electric Co., Inc. 131,752 11,193,650
*FreightCar America, Inc. 13,210 76,354
#*Frontier Group Holdings, Inc. 491,532 1,464,765
#FTAI Aviation, Ltd. 2,042 218,719
#FTAI Infrastructure, Inc. 297,574 1,285,520
*FTC Solar, Inc. 930 2,967
*FTI Consulting, Inc. 102,197 16,993,317
*Gates Industrial Corp. PLC 721,101 13,643,231
GATX Corp. 112,531 16,425,025
Genco Shipping & Trading, Ltd. 118,784 1,539,441
*Gencor Industries, Inc. 33,795 428,859
*Generac Holdings, Inc. 101,085 11,562,102
Genpact, Ltd. 368,162 18,503,822
*Gibraltar Industries, Inc. 83,856 4,440,175
Global Industrial Co. 91,347 2,345,791
*GMS, Inc. 111,011 8,132,666
Gorman-Rupp Co. (The) 63,983 2,294,430
*Graham Corp. 26,029 793,364
#Granite Construction, Inc. 125,177 10,175,638
*Great Lakes Dredge & Dock
Corp. 167,259 1,520,384
Greenbrier Cos., Inc. (The) 88,185 3,740,808
Griffon Corp. 116,760 7,952,524
#*GXO Logistics, Inc. 296,941 10,761,142
H&E Equipment Services, Inc. 95,581 8,584,130
*Hayward Holdings, Inc. 621,152 8,279,956
*Healthcare Services Group, Inc. 174,697 2,482,444
Heartland Express, Inc. 194,114 1,475,266
Heidrick & Struggles International,
Inc. 56,562 2,207,049
Helios Technologies, Inc. 85,825 2,339,589
#Herc Holdings, Inc. 75,235 8,233,718
#*Hertz Global Holdings, Inc. 298,527 2,035,954
Hexcel Corp. 216,234 10,480,862
Hillenbrand, Inc. 192,073 3,885,637
*Hillman Solutions Corp. 515,235 3,601,493
HireQuest, Inc. 1,156 11,884
HNI Corp. 136,339 5,767,140
Hub Group, Inc., Class A 177,452 5,605,709
*Hudson Global, Inc. 1,936 19,496
*Hudson Technologies, Inc. 104,809 701,172
Huntington Ingalls Industries, Inc. 83,343 19,197,227
*Hurco Cos., Inc. 14,675 244,779
*Huron Consulting Group, Inc. 50,690 6,832,505
#*Hyliion Holdings Corp. 25,712 38,825
Hyster-Yale, Inc. 38,788 1,490,623
*IBEX Holdings, Ltd. 34,147 855,041
ICF International, Inc. 49,382 4,195,495
*IES Holdings, Inc. 49,707 9,776,373
#*Innodata, Inc. 76,660 2,899,281
*Innovative Solutions and
Support, Inc. 41,582 280,263
Insperity, Inc. 91,457 5,945,620
Insteel Industries, Inc. 50,802 1,722,696
Interface, Inc. 168,304 3,164,115
ITT, Inc. 7,397 1,013,537

42
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Janus International Group, Inc. 363,225 $ 2,498,988
JBT Marel Corp. 34,123 3,591,787
*JELD-WEN Holding, Inc. 199,567 1,101,610
#*JetBlue Airways Corp. 937,503 4,087,513
#Kadant, Inc. 29,219 8,619,605
Karat Packaging, Inc. 28,184 743,494
KBR, Inc. 240,025 12,675,720
Kelly Services, Inc., Class A 83,479 964,182
Kennametal, Inc. 307,695 5,993,899
Kforce, Inc. 47,734 1,823,439
*Kirby Corp. 156,316 15,064,173
Knight-Swift Transportation
Holdings, Inc. 367,721 14,403,632
Korn Ferry 137,480 8,482,516
#*Kratos Defense & Security
Solutions, Inc. 401,927 13,579,104
*L.B. Foster Co., Class A 26,142 522,056
Landstar System, Inc. 78,348 10,510,384
*Legalzoom.com, Inc. 364,029 2,664,692
Leonardo DRS, Inc. 294,294 10,877,106
*Limbach Holdings, Inc. 30,948 2,962,962
Lindsay Corp. 29,166 3,764,164
*Liquidity Services, Inc. 89,948 2,858,547
LSI Industries, Inc. 83,690 1,262,882
Luxfer Holdings PLC 53,866 579,598
*Lyft, Inc., Class A 825,412 10,235,109
*Manitowoc Co., Inc. (The) 90,173 710,563
ManpowerGroup, Inc. 125,533 5,406,706
Marten Transport, Ltd. 212,922 2,733,918
*MasTec, Inc. 112,301 14,298,163
*Mastech Digital, Inc. 1,117 8,221
*Masterbrand, Inc. 362,184 4,400,536
*Matrix Service Co. 79,324 920,158
Matson, Inc. 94,730 10,334,096
Maximus, Inc. 154,792 10,364,872
*Mayville Engineering Co., Inc. 39,499 504,797
McGrath RentCorp 70,988 7,572,290
#*Mercury Systems, Inc. 167,532 8,376,600
*Middleby Corp. (The) 125,062 16,677,018
Miller Industries, Inc. 30,114 1,228,952
MillerKnoll, Inc. 194,276 3,186,126
*Mistras Group, Inc. 72,143 657,944
*Montrose Environmental Group,
Inc. 78,113 1,142,793
Moog, Inc., Class A 76,463 12,788,437
*MRC Global, Inc. 218,607 2,546,772
MSA Safety, Inc. 112,895 17,771,931
MSC Industrial Direct Co., Inc. 135,228 10,342,237
Mueller Industries, Inc. 281,065 20,675,141
Mueller Water Products, Inc.,
Class A 451,268 11,841,272
*MYR Group, Inc. 43,140 5,276,885
National Presto Industries, Inc. 17,494 1,475,619
#*Net Power, Inc. 72,257 122,837
*NEXTracker, Inc., Class A 296,283 12,032,053
NL Industries, Inc. 5,709 48,983
*NN, Inc. 28,568 57,422
*Northwest Pipe Co. 28,792 1,219,629
Shares Value†
INDUSTRIALS — (Continued)
*NV5 Global, Inc. 156,751 $ 2,907,731
nVent Electric PLC 171,254 9,403,557
Omega Flex, Inc. 23,467 703,071
*OPENLANE, Inc. 557,948 10,327,617
*Orion Group Holdings, Inc. 103,817 663,391
Oshkosh Corp. 157,160 13,163,722
*PAMT Corp. 46,723 652,720
Pangaea Logistics Solutions, Ltd. 92,994 374,766
Park Aerospace Corp. 50,578 661,054
Park-Ohio Holdings Corp. 34,781 692,490
*Parsons Corp. 207,191 13,852,790
*Paylocity Holding Corp. 53,950 10,363,795
*Perma-Fix Environmental
Services, Inc. 24,461 200,580
*Perma-Pipe International
Holdings, Inc. 4,773 57,276
Pioneer Power Solutions, Inc. 9,962 26,599
Pitney Bowes, Inc. 67,946 589,771
*Planet Labs PBC 492,016 1,618,733
#*Plug Power, Inc. 7,536 6,576
#Powell Industries, Inc. 32,318 5,917,749
Preformed Line Products Co. 12,125 1,665,611
Primoris Services Corp. 151,285 9,072,561
*Proto Labs, Inc. 60,854 2,139,627
*Pursuit Attractions and
Hospitality, Inc. 60,362 1,768,003
Quad/Graphics, Inc. 99,331 473,809
Quanex Building Products Corp. 80,147 1,317,617
*Quest Resource Holding Corp. 19,444 45,888
*Radiant Logistics, Inc. 114,853 671,890
*RBC Bearings, Inc. 30,977 10,178,113
*RCM Technologies, Inc. 22,638 394,807
Regal Rexnord Corp. 45,920 4,860,173
*Resideo Technologies, Inc. 422,772 7,094,114
Resources Connection, Inc. 88,426 507,123
REV Group, Inc. 132,282 4,325,621
Robert Half, Inc. 214,601 9,506,824
Rush Enterprises, Inc., Class A 166,033 8,466,023
Rush Enterprises, Inc., Class B 40,469 2,340,727
#*RXO, Inc. 322,861 4,549,111
Ryder System, Inc. 52,313 7,201,931
*Saia, Inc. 23,582 5,754,008
#Schneider National, Inc., Class B 212,677 4,570,429
Science Applications International
Corp. 131,211 15,880,467
Sensata Technologies Holding
PLC 350,326 7,496,976
*Servotronics, Inc. 941 10,031
*Shoals Technologies Group, Inc.,
Class A 267,321 965,029
Shyft Group, Inc. (The) 81,795 691,986
*SIFCO Industries, Inc. 4,994 13,234
Simpson Manufacturing Co., Inc. 103,112 15,847,283
#*SiteOne Landscape Supply,
Inc. 94,452 10,844,034
*Skillsoft Corp. 1,492 28,542
*SkyWest, Inc. 113,791 10,146,743
#*Spire Global, Inc. 110 1,033
*SPX Technologies, Inc. 113,023 15,162,035

43
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Standex International Corp. 33,689 $ 4,764,298
Stanley Black & Decker, Inc. 28,246 1,695,325
Steelcase, Inc., Class A 272,627 2,704,460
#*Sterling Infrastructure, Inc. 88,099 13,164,634
*Sun Country Airlines Holdings,
Inc. 137,844 1,350,871
#*Sunrun, Inc. 599,095 4,127,765
*TaskUS, Inc., Class A 45,321 632,681
*Taylor Devices, Inc. 1,778 56,718
*Team, Inc. 2,108 43,256
#Tecnoglass, Inc. 113,493 8,088,646
Tennant Co. 49,936 3,603,382
Terex Corp. 185,430 6,527,136
Tetra Tech, Inc. 329,291 10,270,586
*Thermon Group Holdings, Inc. 83,215 2,182,729
#Timken Co. (The) 203,989 13,106,293
*Titan International, Inc. 161,645 1,188,091
#*Titan Machinery, Inc. 55,584 922,139
Toro Co. (The) 166,434 11,364,114
#*Transcat, Inc. 22,626 1,794,921
#*Trex Co., Inc. 210,603 12,177,065
TriNet Group, Inc. 123,231 9,652,684
Trinity Industries, Inc. 288,773 7,248,202
*Triumph Group, Inc. 182,645 4,639,183
*TrueBlue, Inc. 73,609 319,463
#*TTEC Holdings, Inc. 89,739 358,956
*Tutor Perini Corp. 137,924 2,959,849
Twin Disc, Inc. 32,713 240,113
UFP Industries, Inc. 174,777 17,276,706
*Ultralife Corp. 40,192 180,060
UniFirst Corp. 37,358 6,667,282
#Universal Logistics Holdings,
Inc. 57,298 1,245,659
*Upwork, Inc. 352,857 4,640,070
*V2X, Inc. 83,031 4,131,623
Valmont Industries, Inc. 49,841 14,614,378
*Verra Mobility Corp. 401,361 8,749,670
Vestis Corp. 347,488 3,043,995
*Vicor Corp. 79,944 3,190,165
#Virco Mfg. Corp. 38,636 355,065
*VirTra, Inc. 26,543 124,221
#VSE Corp. 57,374 6,570,470
Wabash National Corp. 113,591 784,914
Watts Water Technologies, Inc.,
Class A 67,215 13,963,916
#Werner Enterprises, Inc. 179,148 4,417,790
WESCO International, Inc. 110,887 18,070,146
*Willdan Group, Inc. 34,614 1,356,869
Willis Lease Finance Corp. 17,387 2,690,117
#WillScot Holdings Corp. 390,971 9,821,192
Woodward, Inc. 49,963 9,371,560
#Worthington Enterprises, Inc. 141,009 7,139,286
#*Xometry, Inc., Class A 83,011 2,128,402
#Zurn Elkay Water Solutions
Corp. 338,174 11,484,389
TOTAL INDUSTRIALS 1,876,453,854
INFORMATION TECHNOLOGY — (10.6%)
*8x8, Inc. 109,174 193,238
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*908 Devices, Inc. 13,252 $ 71,958
#A10 Networks, Inc. 205,623 3,388,667
*ACCESS Newswire, Inc. 3,804 31,003
*ACI Worldwide, Inc. 284,083 15,158,669
Adeia, Inc. 299,614 3,688,248
*ADTRAN Holdings, Inc. 83,334 638,338
Advanced Energy Industries, Inc. 109,112 10,628,600
#*Aehr Test Systems 58,615 499,986
*Agilysys, Inc. 58,303 4,334,828
*Airgain, Inc. 25,119 94,196
*Alarm.com Holdings, Inc. 127,064 6,810,630
#*Alithya Group, Inc., Class A 13,911 16,693
#*Alkami Technology, Inc. 230,582 6,154,234
#*Allegro MicroSystems, Inc. 388,145 7,401,925
*Alpha & Omega Semiconductor,
Ltd. 74,277 1,398,636
*Ambarella, Inc. 56,076 2,691,087
Amdocs, Ltd. 147,565 13,071,308
Amkor Technology, Inc. 620,581 10,829,138
*Amtech Systems, Inc. 37,193 128,316
*Appfolio, Inc., Class A 42,314 8,738,687
#*Applied Optoelectronics, Inc. 29,344 375,310
*Arrow Electronics, Inc. 133,982 14,920,236
*ASGN, Inc. 118,874 5,988,872
*AstroNova, Inc. 9,224 76,651
*Astrotech Corp. 4,221 24,651
#*Aurora Innovation, Inc. 1,266,882 9,172,226
*AvePoint, Inc. 319,996 5,231,935
*Aviat Networks, Inc. 29,913 525,272
Avnet, Inc. 255,253 11,994,338
*Aware, Inc. 27,808 46,161
*Axcelis Technologies, Inc. 85,115 4,168,933
Badger Meter, Inc. 79,743 17,608,849
Bel Fuse, Inc., Class A 1,012 62,137
Bel Fuse, Inc., Class B 31,534 2,073,991
Belden, Inc. 110,878 11,432,631
Benchmark Electronics, Inc. 104,372 3,395,221
*BILL Holdings, Inc. 231,287 10,539,749
*BK Technologies Corp. 8,270 369,007
*Blackbaud, Inc. 136,355 8,254,932
*BlackLine, Inc. 159,645 7,540,033
#*Box, Inc., Class A 453,704 14,164,639
#*C3.ai, Inc., Class A 38,705 851,897
*Calix, Inc. 183,206 7,494,957
#*CCC Intelligent Solutions
Holdings, Inc. 1,303,994 12,074,984
#*Cerence, Inc. 112,205 1,016,577
*CEVA, Inc. 60,348 1,581,721
*Ciena Corp. 255,269 17,143,866
#*Cipher Mining, Inc. 266,496 759,514
*Cirrus Logic, Inc. 148,514 14,263,285
#Clear Secure, Inc., Class A 205,301 5,066,829
#*Clearfield, Inc. 28,026 803,505
*Clearwater Analytics Holdings,
Inc., Class A 86,585 1,968,943
Climb Global Solutions, Inc. 11,028 1,162,351
Cognex Corp. 345,778 9,439,739
*Coherent Corp. 94,641 6,087,309

44
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Cohu, Inc. 116,285 $ 1,860,560
*CommScope Holding Co., Inc. 168,908 631,716
*Commvault Systems, Inc. 106,924 17,870,208
*Comtech Telecommunications
Corp. 61,608 84,403
*Consensus Cloud Solutions, Inc. 46,735 928,157
#*Core Scientific, Inc. 500,019 4,050,154
*CoreCard Corp. 2,139 41,539
*Corsair Gaming, Inc. 213,544 1,511,891
*Couchbase, Inc. 2,126 37,503
*CPI Card Group, Inc. 14,630 382,428
#Crane NXT Co. 160,618 7,536,197
*Credo Technology Group
Holding, Ltd. 271,830 11,702,281
*Crexendo, Inc. 8,753 43,152
*CS Disco, Inc. 133,749 498,884
CSP, Inc. 12,474 207,567
CTS Corp. 77,607 2,955,275
#*Daily Journal Corp. 3,266 1,237,749
*Daktronics, Inc. 152,242 1,931,951
*Diebold Nixdorf, Inc. 92,455 4,098,530
*Digi International, Inc. 92,970 2,528,784
*Digital Turbine, Inc. 98,986 296,958
#*DigitalOcean Holdings, Inc. 224,654 6,941,809
*Diodes, Inc. 125,017 4,800,653
Dolby Laboratories, Inc., Class A 115,881 8,898,502
*DoubleVerify Holdings, Inc. 316,023 4,190,465
*Dropbox, Inc., Class A 473,724 13,524,820
*DXC Technology Co. 494,375 7,672,700
*E2open Parent Holdings, Inc. 809,001 1,593,732
*Eastman Kodak Co. 139,090 874,876
*eGain Corp. 65,957 339,019
*Elastic NV 16,359 1,410,146
*Enphase Energy, Inc. 145,163 6,472,818
*EPAM Systems, Inc. 20,045 3,145,261
*ePlus, Inc. 73,248 4,567,745
*EverCommerce, Inc. 40,564 395,905
#*Everspin Technologies, Inc. 53,259 282,273
#*Evolv Technologies Holdings,
Inc. 6,965 30,576
*Extreme Networks, Inc. 42,561 560,103
*Fabrinet 103,327 21,188,235
*FARO Technologies, Inc. 46,385 1,364,183
*Fastly, Inc., Class A 328,620 1,889,565
*Five9, Inc. 113,595 2,855,778
*FormFactor, Inc. 207,573 5,841,104
Frequency Electronics, Inc. 22,712 422,443
*Freshworks, Inc., Class A 522,651 7,719,555
#*Globant SA 91,825 10,795,865
*Grid Dynamics Holdings, Inc. 207,126 2,932,904
*GSI Technology, Inc. 42,781 137,755
Hackett Group, Inc. (The) 75,344 1,924,286
*Harmonic, Inc. 306,213 2,749,793
#*I3 Verticals, Inc., Class A 64,702 1,625,314
*Ichor Holdings, Ltd. 85,644 1,694,038
*Identiv, Inc. 15,721 52,194
#*indie Semiconductor, Inc.,
Class A 303,577 604,118
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Informatica, Inc., Class A 332,255 $ 6,256,362
Information Services Group, Inc. 112,128 435,057
*Inseego Corp. 1,141 9,288
#*Insight Enterprises, Inc. 91,150 12,604,222
*Intapp, Inc. 174,491 9,467,882
#InterDigital, Inc. 81,561 16,393,761
#*inTEST Corp. 27,254 168,975
*IPG Photonics Corp. 114,704 6,869,623
*Itron, Inc. 131,343 14,617,162
*Jamf Holding Corp. 339,929 3,932,979
*JFrog, Ltd. 270,793 9,144,680
*Key Tronic Corp. 24,700 60,762
*Kimball Electronics, Inc. 61,962 888,535
#*Klaviyo, Inc., Class A 41,512 1,263,625
*Knowles Corp. 274,965 4,327,949
Kulicke & Soffa Industries, Inc. 141,840 4,571,503
*KVH Industries, Inc. 43,231 220,910
*Kyndryl Holdings, Inc. 666,627 21,612,047
*Lantronix, Inc. 87,866 187,155
#*Lattice Semiconductor Corp. 257,663 12,607,451
#*Life360, Inc. 76,913 3,299,568
Littelfuse, Inc. 55,576 10,132,061
*LiveRamp Holdings, Inc. 176,847 4,626,317
#*Lumentum Holdings, Inc. 144,566 8,535,177
*MACOM Technology Solutions
Holdings, Inc. 168,223 17,453,136
*Magnachip Semiconductor Corp. 87,320 274,185
*Manhattan Associates, Inc. 6,436 1,141,682
*MaxLinear, Inc. 219,368 2,191,486
*Meridianlink, Inc. 129,276 2,186,057
Methode Electronics, Inc. 82,959 520,153
*Mirion Technologies, Inc. 634,965 10,019,748
*Mitek Systems, Inc. 111,897 926,507
MKS Instruments, Inc. 127,524 8,944,533
*M-Tron Industries, Inc. 1,727 95,797
*N-able, Inc. 494,146 3,488,671
#Napco Security Technologies,
Inc. 96,134 2,196,662
#*Navitas Semiconductor Corp. 336,048 648,573
#*nCino, Inc. 283,428 6,575,530
*NCR Voyix Corp. 368,619 3,159,065
*NETGEAR, Inc. 74,103 1,787,364
*NetScout Systems, Inc. 231,776 4,871,931
Network-1 Technologies, Inc. 10,978 13,942
*nLight, Inc. 119,072 918,045
*Novanta, Inc. 102,893 12,229,862
NVE Corp. 12,905 749,910
*Olo, Inc., Class A 276,180 1,712,316
*ON24, Inc. 106,713 499,417
OneSpan, Inc. 91,784 1,364,828
*Onto Innovation, Inc. 101,393 12,366,904
*Ooma, Inc. 66,017 807,388
*Optical Cable Corp. 3,533 10,564
#*OSI Systems, Inc. 48,839 9,999,297
*Ouster, Inc. 97,334 723,192
#*PAR Technology Corp. 102,371 5,978,466
PC Connection, Inc. 67,029 4,158,479
*PDF Solutions, Inc. 98,627 1,809,805

45
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Pegasystems, Inc. 178,769 $ 16,461,049
#*Penguin Solutions, Inc. 135,477 2,312,592
*Photronics, Inc. 175,169 3,200,338
*Plexus Corp. 73,373 8,983,056
Power Integrations, Inc. 138,358 6,796,145
*Powerfleet, Inc. 250,106 1,260,534
*Procore Technologies, Inc. 133,797 8,575,050
#Progress Software Corp. 126,890 7,608,324
*Q2 Holdings, Inc. 149,288 11,831,074
*Qorvo, Inc. 157,203 11,266,739
*Qualys, Inc. 96,139 12,085,634
*Rambus, Inc. 269,558 13,151,735
*Rapid7, Inc. 91,458 2,160,238
Red Violet, Inc. 22,957 896,700
#ReposiTrak, Inc. 878 18,965
*Research Solutions, Inc. 2,530 6,932
*RF Industries, Ltd. 18,031 69,059
*Ribbon Communications, Inc. 421,420 1,352,758
#Richardson Electronics, Ltd. 32,320 279,891
*RingCentral, Inc., Class A 175,358 4,471,629
#*Riot Platforms, Inc. 126,653 916,968
*Rogers Corp. 48,979 3,027,392
*Sanmina Corp. 156,623 12,027,080
Sapiens International Corp. NV 123,016 3,369,408
*ScanSource, Inc. 96,625 3,187,659
*SEMrush Holdings, Inc., Class A 221,173 2,273,658
*SentinelOne, Inc., Class A 478,346 8,849,401
*Silicon Laboratories, Inc. 81,397 8,282,959
#*SiTime Corp. 54,540 8,009,744
#*SkyWater Technology, Inc. 48,521 344,014
Skyworks Solutions, Inc. 170,810 10,979,667
*SmartRent, Inc. 163,504 155,836
*Sonim Technologies, Inc. 1,403 2,175
*SoundThinking, Inc. 23,671 367,374
*Sprinklr, Inc., Class A 310,138 2,384,961
*SPS Commerce, Inc. 100,196 14,379,128
*Synaptics, Inc. 104,899 5,838,678
*Synchronoss Technologies, Inc. 6,987 73,362
TD SYNNEX Corp. 29,481 3,266,495
*Telos Corp. 161,245 440,199
*Tenable Holdings, Inc. 185,807 5,680,120
*Teradata Corp. 225,222 4,842,273
#*Terawulf, Inc. 598,786 1,664,625
*TransAct Technologies, Inc. 22,741 79,139
*TTM Technologies, Inc. 284,487 5,695,430
*Turtle Beach Corp. 36,251 418,699
*UiPath, Inc., Class A 723,832 8,642,554
*Ultra Clean Holdings, Inc. 115,381 2,158,202
*Unisys Corp. 169,131 671,450
#*Unity Software, Inc. 727,199 15,322,083
Universal Display Corp. 91,398 11,482,331
*Varonis Systems, Inc. 7,440 318,730
#*Veeco Instruments, Inc. 152,980 2,860,726
*Verint Systems, Inc. 156,489 2,760,466
#*Vertex, Inc., Class A 155,693 6,232,391
*Viant Technology, Inc., Class A 26,007 372,160
#*Viasat, Inc. 116,120 1,076,432
*Viavi Solutions, Inc. 593,238 6,276,458
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#Vishay Intertechnology, Inc. 351,077 $ 4,560,490
*Vishay Precision Group, Inc. 32,239 804,041
Vontier Corp. 392,693 12,491,564
*WidePoint Corp. 7,316 31,239
#*Wolfspeed, Inc. 71,464 253,697
#Xerox Holdings Corp. 296,816 1,308,959
*Xperi, Inc. 114,883 848,985
*Yext, Inc. 309,682 2,105,838
#*Zeta Global Holdings Corp.,
Class A 314,793 4,111,197
TOTAL INFORMATION
TECHNOLOGY 1,069,675,481
MATERIALS — (5.4%)
AdvanSix, Inc. 67,935 1,455,168
#Albemarle Corp. 174,136 10,195,663
Alcoa Corp. 527,409 12,937,343
*Alpha Metallurgical Resources,
Inc. 34,491 4,185,483
#Amcor PLC 1,837,012 16,900,513
American Vanguard Corp. 68,244 287,990
AptarGroup, Inc. 40,128 6,017,194
#Ardagh Metal Packaging SA 535,336 1,986,097
#*Arq, Inc. 29,753 112,764
*Ascent Industries Co. 24,444 322,661
Ashland, Inc. 128,980 7,015,222
*Aspen Aerogels, Inc. 217,839 1,176,331
Avient Corp. 263,789 8,786,812
*Axalta Coating Systems, Ltd. 480,969 15,631,492
Balchem Corp. 93,228 14,594,843
*Bioceres Crop Solutions Corp. 3,410 14,492
#Cabot Corp. 157,614 12,379,004
Caledonia Mining Corp. PLC 18,516 243,856
#Carpenter Technology Corp. 131,397 25,702,567
#Celanese Corp. 41,483 1,846,408
*Century Aluminum Co. 252,459 4,142,852
#Chemours Co. (The) 369,170 4,570,325
*Clearwater Paper Corp. 45,364 1,218,477
*Cleveland-Cliffs, Inc. 756,283 6,231,772
*Coeur Mining, Inc. 1,282,539 7,118,091
Commercial Metals Co. 331,134 14,748,708
#*Compass Minerals
International, Inc. 85,799 1,153,139
*Core Molding Technologies, Inc. 24,525 377,194
Crown Holdings, Inc. 72,012 6,936,916
*Dakota Gold Corp. 116,215 313,780
Eagle Materials, Inc. 64,870 14,685,919
#Eastman Chemical Co. 63,747 4,908,519
*Ecovyst, Inc. 312,925 1,871,291
#Element Solutions, Inc. 710,653 14,504,428
#Ferroglobe PLC 164,028 572,458
*Flotek Industries, Inc. 11,978 83,367
FMC Corp. 272,707 11,431,877
Fortitude Gold Corp. 33,389 115,860
Friedman Industries, Inc. 14,260 245,415
#*Ginkgo Bioworks Holdings, Inc. 1,954 14,401
#Graphic Packaging Holding Co. 603,597 15,277,040
Greif, Inc., Class A 98,203 5,153,693
Greif, Inc., Class B 18,810 1,045,272

46
Dimensional U.S. Small Cap ETF
continued
Shares Value†
MATERIALS — (Continued)
#Hawkins, Inc. 59,940 $ 7,299,493
HB Fuller Co. 162,795 8,797,442
Hecla Mining Co. 1,754,005 10,032,909
Huntsman Corp. 479,080 6,376,555
*Idaho Strategic Resources, Inc. 10,640 170,134
*Ingevity Corp. 89,387 2,947,983
Innospec, Inc. 68,816 6,157,656
*Intrepid Potash, Inc. 38,857 1,283,835
#*Ivanhoe Electric, Inc. 66,658 419,945
Kaiser Aluminum Corp. 40,060 2,582,268
*Knife River Corp. 161,817 15,110,471
Koppers Holdings, Inc. 51,564 1,292,194
Kronos Worldwide, Inc. 168,737 1,300,962
Louisiana-Pacific Corp. 200,648 17,317,929
*LSB Industries, Inc. 171,456 1,093,889
*Magnera Corp. 66,221 971,462
Materion Corp. 57,229 4,750,579
Mativ Holdings, Inc. 142,714 729,269
#*McEwen Mining, Inc. 85,466 666,635
Mercer International, Inc. 175,384 783,966
*Metallus, Inc. 111,803 1,414,308
Minerals Technologies, Inc. 110,919 5,722,311
Mosaic Co. (The) 543,757 16,530,213
#*MP Materials Corp. 402,434 9,843,536
Myers Industries, Inc. 87,373 917,416
NewMarket Corp. 23,139 14,237,427
*Nexa Resources SA 4,298 25,100
Northern Technologies
International Corp. 21,062 156,912
*O-I Glass, Inc. 450,114 5,698,443
Olin Corp. 249,766 5,399,941
Olympic Steel, Inc. 26,297 848,078
Orion SA 150,851 1,816,246
*Perimeter Solutions, Inc. 350,376 3,549,309
#*Piedmont Lithium, Inc. 21,683 162,189
#Quaker Chemical Corp. 47,497 5,031,832
Radius Recycling, Inc. 89,760 2,632,661
#Ramaco Resources, Inc., Class
A 105,073 1,059,136
Ramaco Resources, Inc., Class B 10,200 93,534
*Ranpak Holdings Corp. 133,734 549,647
*Rayonier Advanced Materials,
Inc. 182,431 777,156
Royal Gold, Inc. 68,130 12,448,032
Ryerson Holding Corp. 85,570 2,000,627
Scotts Miracle-Gro Co. (The) 94,906 4,781,364
Sealed Air Corp. 340,011 9,370,703
Sensient Technologies Corp. 113,815 10,692,919
Silgan Holdings, Inc. 312,517 16,141,503
*Smith-Midland Corp. 5,907 177,151
Sonoco Products Co. 237,318 9,730,038
Stepan Co. 60,967 3,082,492
SunCoke Energy, Inc. 246,226 2,230,808
Sylvamo Corp. 124,068 7,396,934
*Tredegar Corp. 92,632 719,751
#TriMas Corp. 117,605 2,828,400
Trinseo PLC 27,472 109,339
Tronox Holdings PLC 443,218 2,397,809
Shares Value†
MATERIALS — (Continued)
United States Lime & Minerals,
Inc. 76,651 $ 7,167,635
#United States Steel Corp. 589,882 25,783,742
#Warrior Met Coal, Inc. 88,970 4,254,545
Worthington Steel, Inc. 129,194 3,315,118
TOTAL MATERIALS 549,692,578
REAL ESTATE — (0.5%)
*AMREP Corp. 6,178 139,314
*Anywhere Real Estate, Inc. 296,902 1,027,281
*CKX Lands, Inc. 702 7,385
*Compass, Inc., Class A 1,094,003 8,445,703
*Cushman & Wakefield PLC 611,287 5,727,759
*Douglas Elliman, Inc. 105,077 174,428
#eXp World Holdings, Inc. 158,509 1,451,943
*Five Point Holdings LLC, Class A 94,486 496,996
*Forestar Group, Inc. 146,804 2,827,445
*FRP Holdings, Inc. 45,448 1,208,235
#*Howard Hughes Holdings, Inc. 133,102 8,855,276
*Jones Lang LaSalle, Inc. 20,615 4,688,057
#Kennedy-Wilson Holdings, Inc. 415,557 2,659,565
Marcus & Millichap, Inc. 109,408 3,326,003
*Maui Land & Pineapple Co., Inc. 32,810 509,539
Newmark Group, Inc., Class A 390,202 4,288,320
*RE/MAX Holdings, Inc. 54,759 418,906
RMR Group, Inc. (The), Class A 39,352 577,687
#*Seaport Entertainment Group,
Inc. 27,236 521,570
St. Joe Co. (The) 142,774 6,042,196
*Star Holdings 1,222 8,236
#*Stratus Properties, Inc. 17,084 271,123
*Tejon Ranch Co. 67,803 1,147,905
TOTAL REAL ESTATE 54,820,872
UTILITIES — (3.2%)
AES Corp. (The) 1,180,894 11,808,940
ALLETE, Inc. 170,134 11,142,076
American States Water Co. 102,512 8,314,748
Artesian Resources Corp., Class
A 22,466 797,992
Avista Corp. 210,958 8,748,428
Black Hills Corp. 199,165 12,129,149
California Water Service Group 159,115 8,059,175
Chesapeake Utilities Corp. 66,540 8,761,322
Clearway Energy, Inc., Class A 69,618 1,904,052
Clearway Energy, Inc., Class C 194,653 5,711,119
Consolidated Water Co., Ltd. 38,256 889,069
Essential Utilities, Inc. 178,523 7,342,651
Genie Energy, Ltd., Class B 62,755 926,891
Global Water Resources, Inc. 12,748 132,962
H2O America 95,765 5,433,706
*Hawaiian Electric Industries, Inc. 343,862 3,610,551
IDACORP, Inc. 148,275 17,509,795
MDU Resources Group, Inc. 512,779 8,789,032
MGE Energy, Inc. 89,682 8,109,046
Middlesex Water Co. 46,631 2,943,349
*Montauk Renewables, Inc. 112,016 235,234
National Fuel Gas Co. 210,856 16,189,524
New Jersey Resources Corp. 292,181 14,299,338
Northwest Natural Holding Co. 99,785 4,300,734

47
Dimensional U.S. Small Cap ETF
continued
Shares Value†
UTILITIES — (Continued)
Northwestern Energy Group, Inc. 162,132 $ 9,440,946
#OGE Energy Corp. 428,116 19,427,903
ONE Gas, Inc. 160,286 12,584,054
Ormat Technologies, Inc. 182,606 13,257,196
#Otter Tail Corp. 108,347 8,600,585
#Pinnacle West Capital Corp. 178,300 16,970,594
Portland General Electric Co. 292,853 12,334,968
*Pure Cycle Corp. 56,274 557,113
RGC Resources, Inc. 20,468 429,214
Southwest Gas Holdings, Inc. 202,989 14,657,836
Spire, Inc. 154,184 11,801,243
TXNM Energy, Inc. 250,816 13,343,411
UGI Corp. 437,174 14,334,935
Unitil Corp. 47,408 2,780,953
York Water Co. (The) 37,180 1,308,736
TOTAL UTILITIES 319,918,570
TOTAL COMMON STOCKS 9,030,634,620
RIGHTS/WARRANTS — ( 0.0% )
HEALTH CARE — (0.0%)
#*<Albireo Pharma, Inc. CVR
3/2/2026 32,677 189,853
*<Chinook Therapeutics, Inc.
CVR 13,304 5,056
*<Chinook Therapeutics, Inc.
CVR 127,805 255,610
*<Mirati Therapeutics CVR 92,961 277,024
*OmniAb Operations, Inc.-
Vesting 12.5 9,244 –
Shares Value†
HEALTH CARE — (Continued)
*OmniAb Operations, Inc.-
Vesting 15 9,244 $ –
*<Opiant Pharma, Inc. CVR 8,607 –
*Poseida Therapeutics, Inc. CVR 32,914 16,457
*<Xeris Biopharma Holdings, Inc.
CVR 49,892 13,471
*<Xoma Corp. CVR 4/21/2026 25,604 1,792
TOTAL HEALTH CARE 759,263
INFORMATION TECHNOLOGY — (0.0%)
*M-Tron Industries, Inc. 2/28/2028 1,727 3,022
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 164,883 43,908
TOTAL RIGHTS/WARRANTS 806,193
TOTAL INVESTMENT SECURITIES — (89.2%)
(Cost $8,116,273,159) 9,031,440,813
SECURITIES LENDING COLLATERAL — (10.8%)
@State Street Institutional US
Government Money Market Fund
(r) 4.290% 272,395,887 272,395,887
@§The DFA Short Term
Investment Fund 70,816,150 818,988,779
TOTAL SECURITIES LENDING
COLLATERAL 1,091,384,666
TOTAL INVESTMENTS — ( 100.0% )
(Cost $9,207,657,825) $ 10,122,825,479
As of April 30, 2025 , Dimensional U.S. Small Cap ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 69 06/20/25 $ 18,338,639 $ 19,275,150 $ 936,511
Total Futures Contracts ..............
$18,338,639 $19,275,150 $936,511
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 261,726,148 $ — $ — $ 261,726,148
Consumer Discretionary ................ 1,246,578,546 — — 1,246,578,546
Consumer Staples .................... 395,411,524 — — 395,411,524
Energy ............................. 424,401,858 — — 424,401,858
Financials ........................... 1,903,629,183 79,830 301 1,903,709,314
Health Care ......................... 928,079,296 — 166,579 928,245,875
Industrials ........................... 1,876,453,854 — — 1,876,453,854
Information Technology ................ 1,069,675,481 — — 1,069,675,481

48
Dimensional U.S. Small Cap ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Materials ........................... $ 549,692,578 $ — $ — $ 549,692,578
Real Estate .......................... 54,820,872 — — 54,820,872
Utilities ............................. 319,918,570 — — 319,918,570
Rights/Warrants
Health Care ......................... — 16,457 742,806 759,263
Information Technology ................ 3,022 — — 3,022
Materials ........................... — — 43,908 43,908
Securities Lending Collateral ..............  —  1,091,384,666  —  1,091,384,666
Total Investments ....................... $9,030,390,932 $1,091,480,953 $953,594> $10,122,825,479
Financial Instruments
Assets
Futures Contracts** ..................... 936,511 — — 936,511
Total Other Financial Instruments .......... $936,511 $– $– $936,511
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

49
Dimensional U.S. Targeted Value ETF
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
Shares Value†
COMMON STOCKS — ( 93.0% )
COMMUNICATION SERVICES — (3.5%)
#*Advantage Solutions, Inc. 550,366 $ 737,490
*AMC Networks, Inc., Class A 201,602 1,290,253
*Angi, Inc. 110,737 1,269,046
ATN International, Inc. 96,060 1,699,301
*Bandwidth, Inc., Class A 180,866 2,246,356
*Boston Omaha Corp., Class A 186,842 2,901,656
#*Bumble, Inc., Class A 620,790 2,619,734
*BuzzFeed, Inc. 91,048 177,544
#Cable One, Inc. 33,805 9,035,062
#*Cardlytics, Inc. 13,542 19,500
*Cars.com, Inc. 383,844 4,467,944
*Cineverse Corp. 1,252 3,706
*Creative Realities, Inc. 16,827 30,625
*DHI Group, Inc. 99,772 140,679
*E.W. Scripps Co. (The), Class A 402,996 810,022
#*EchoStar Corp., Class A 56,248 1,264,455
#Entravision Communications
Corp., Class A 425,911 779,417
*Eventbrite, Inc., Class A 24,694 52,351
*Fluent, Inc. 606 1,491
*Frontier Communications Parent,
Inc. 1,061,414 38,476,258
*Gaia, Inc. 85,084 445,840
#*Gambling.com Group, Ltd. 47,979 617,490
*Gannett Co., Inc. 603,013 1,929,642
Gray Media, Inc. 565,087 1,893,041
Gray Media, Inc., Class A 2,809 21,477
*Harte Hanks, Inc. 4,124 20,620
*Integral Ad Science Holding
Corp. 521,331 3,685,810
*Intelligent Protection
Management Corp. 5,007 9,113
Interpublic Group of Cos., Inc.
(The) 862,384 21,663,086
*IZEA Worldwide, Inc. 8,403 17,394
John Wiley & Sons, Inc., Class A 201,930 8,812,225
*Liberty Broadband Corp., Class
A 82,007 7,302,723
*Liberty Broadband Corp., Class
C 497,344 44,954,924
*Liberty Global, Ltd., Class A 850,844 9,316,742
*Liberty Global, Ltd., Class C 793,279 8,995,784
*Liberty Latin America, Ltd., Class
A 235,402 1,275,879
#*Liberty Latin America, Ltd.,
Class C 1,101,660 6,059,130
*Liberty Media Corp.-Liberty Live 4,952 354,118
*Liberty Media Corp.-Liberty Live 6,711 469,636
*Madison Square Garden
Entertainment Corp. 79,072 2,565,096
#*Magnite, Inc. 812,651 9,662,420
Marcus Corp. (The) 174,676 2,848,966
National CineMedia, Inc. 138,403 793,049
Shares Value†
COMMUNICATION SERVICES — (Continued)
#Nexstar Media Group, Inc. 187,947 $ 28,128,148
*Nextdoor Holdings, Inc. 77,827 114,406
*Outbrain, Inc. 54,967 194,583
#Paramount Global, Class A 1,089 24,677
#Paramount Global, Class B 62,716 736,286
*PubMatic, Inc., Class A 239,355 2,338,498
*Reading International, Inc., Class
B 4,267 47,406
#*Reservoir Media, Inc. 62,136 466,020
Saga Communications, Inc.,
Class A 36,864 418,406
Scholastic Corp. 211,037 3,804,997
Shenandoah Telecommunications
Co. 260,352 2,900,321
#Shutterstock, Inc. 41,969 669,825
Sinclair, Inc. 130,409 1,877,890
#Sirius XM Holdings, Inc. 84,453 1,808,983
*Skillz, Inc. 3,454 17,684
*SPAR Group, Inc. 18,918 20,242
#*Sphere Entertainment Co. 201,293 5,485,234
Spok Holdings, Inc. 44,895 643,794
#*Starz Entertainment Corp.,
Class A 103,073 915,288
*Starz Entertainment Corp., Class
B 154,739 1,234,817
#*Sunrise Communications AG,
ADR 222,604 12,002,808
*TechTarget, Inc. 18,808 149,900
TEGNA, Inc. 1,129,011 18,323,849
Telephone and Data Systems,
Inc. 779,494 29,223,230
*Thryv Holdings, Inc. 40,775 558,618
#Townsquare Media, Inc., Class
A 4,064 26,904
*TripAdvisor, Inc. 403,051 5,017,985
*TrueCar, Inc. 407,140 606,639
#*United States Cellular Corp. 255,326 17,530,683
*Urban One, Inc. 27,635 14,149
*Urban One, Inc. 21,936 32,904
*Vimeo, Inc. 625,120 3,150,605
#*Vivid Seats, Inc., Class A 158,898 446,503
*WideOpenWest, Inc. 115,866 507,493
*Yelp, Inc. 152,345 5,344,264
*Zedge, Inc., Class B 22,811 55,203
*Ziff Davis, Inc. 258,043 7,620,011
*ZoomInfo Technologies, Inc. 1,131,727 9,687,584
TOTAL COMMUNICATION
SERVICES 363,883,932
CONSUMER DISCRETIONARY — (12.9%)
#*1-800-Flowers.com, Inc., Class
A 256,464 1,418,246
*1stdibs.com, Inc. 50,207 124,011
*Abercrombie & Fitch Co. 47,174 3,274,819
#Academy Sports & Outdoors,
Inc. 431,762 16,268,792

50
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Adient PLC 471,649 $ 5,966,360
ADT, Inc. 2,731,284 21,904,898
*Adtalem Global Education, Inc. 306,535 32,554,017
Advance Auto Parts, Inc. 284,894 9,321,732
#A-Mark Precious Metals, Inc. 148,832 3,625,548
#AMCON Distributing Co. 454 54,607
*American Axle & Manufacturing
Holdings, Inc. 820,483 3,134,245
#American Eagle Outfitters, Inc. 1,278,484 13,462,437
*American Outdoor Brands, Inc. 80,287 901,222
*American Public Education, Inc. 108,355 2,546,342
*America's Car-Mart, Inc. 50,095 2,375,505
#*Aptiv PLC 8,803 502,299
Aramark 391,909 13,101,518
Ark Restaurants Corp. 18,925 175,245
#Arko Corp. 361,763 1,456,096
#*Asbury Automotive Group, Inc. 119,219 26,006,433
Autoliv, Inc. 78,027 7,274,457
*AutoNation, Inc. 232,580 40,503,807
#*Barnes & Noble Education, Inc. 2,492 26,241
Bassett Furniture Industries, Inc. 62,677 1,106,249
*Beazer Homes USA, Inc. 130,184 2,546,399
*Biglari Holdings, Inc., Class A 166 190,402
*Biglari Holdings, Inc., Class B 10,599 2,468,613
*BJ's Restaurants, Inc. 165,985 5,525,641
*Boot Barn Holdings, Inc. 102,296 10,673,565
BorgWarner, Inc. 1,356,308 38,492,021
Brunswick Corp. 329,864 15,190,237
*Caesars Entertainment, Inc. 127,479 3,449,582
#Caleres, Inc. 219,594 3,346,613
Canterbury Park Holding Corp. 7,625 131,531
*Capri Holdings, Ltd. 392,051 5,896,447
Carriage Services, Inc. 47,634 1,903,455
Carter's, Inc. 181,486 5,998,112
Cato Corp. (The), Class A 99,200 234,112
*Cavco Industries, Inc. 6,414 3,167,554
Century Communities, Inc. 206,931 11,286,017
*Chegg, Inc. 599,857 436,216
*Citi Trends, Inc. 53,123 1,186,237
#Clarus Corp. 239,506 787,975
#Columbia Sportswear Co. 68,897 4,283,326
*ContextLogic, Inc., Class A 113,024 806,991
*Cooper-Standard Holdings, Inc. 34,553 506,893
#Cracker Barrel Old Country
Store, Inc. 93,812 4,005,772
#Cricut, Inc., Class A 66,039 328,874
*Crocs, Inc. 69,537 6,704,758
Crown Crafts, Inc. 5,686 17,001
*Culp, Inc. 74,039 281,348
Dana, Inc. 972,290 13,359,265
#Designer Brands, Inc., Class A 252,782 705,262
*Destination XL Group, Inc. 176,995 175,154
#Dillard's, Inc., Class A 34,143 11,836,012
*Dorman Products, Inc. 123,339 13,974,309
#*Dream Finders Homes, Inc.,
Class A 100,392 2,274,883
*Duluth Holdings, Inc., Class B 155,066 269,815
*Educational Development Corp. 4,239 5,214
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*El Pollo Loco Holdings, Inc. 240,011 $ 2,244,103
Escalade, Inc. 40,844 620,012
#Ethan Allen Interiors, Inc. 188,771 5,366,760
#*Figs, Inc., Class A 571,945 2,304,938
*First Watch Restaurant Group,
Inc. 301,135 5,318,044
*Five Below, Inc. 13,441 1,020,037
Flanigan's Enterprises, Inc. 9,557 234,147
Flexsteel Industries, Inc. 37,931 1,266,516
*Foot Locker, Inc. 575,233 7,058,109
*Fox Factory Holding Corp. 26,135 530,802
*Full House Resorts, Inc. 22,628 73,088
#*Funko, Inc., Class A 353,171 1,416,216
Gap, Inc. (The) 1,930,802 42,284,564
*Genesco, Inc. 74,212 1,439,713
*Gentherm, Inc. 152,653 3,970,505
*G-III Apparel Group, Ltd. 317,993 8,019,783
#*Global Business Travel Group I 54,201 363,689
Golden Entertainment, Inc. 20,498 526,799
*Good Times Restaurants, Inc. 24,864 48,485
#*Goodyear Tire & Rubber Co.
(The) 1,647,843 17,928,532
#*GoPro, Inc., Class A 244,954 141,093
Graham Holdings Co., Class B 24,655 22,683,833
*Green Brick Partners, Inc. 81,746 4,822,197
#Group 1 Automotive, Inc. 48,996 19,776,255
#*GrowGeneration Corp. 195,645 228,905
#Guess?, Inc. 327,491 3,684,274
#Hamilton Beach Brands Holding
Co., Class A 54,813 1,085,297
#Harley-Davidson, Inc. 794,600 17,814,932
Haverty Furniture Cos., Inc. 110,157 2,000,451
Haverty Furniture Cos., Inc.,
Class A 700 12,845
*Helen of Troy, Ltd. 72,509 2,020,101
#*Hilton Grand Vacations, Inc. 418,428 14,071,734
#*Holley, Inc. 208,428 448,120
Hooker Furnishings Corp. 94,809 910,166
*Hovnanian Enterprises, Inc.,
Class A 23,165 2,242,372
International Game Technology
PLC 6,318 103,615
#*iRobot Corp. 67,999 166,598
J Jill, Inc. 19,163 291,661
JAKKS Pacific, Inc. 69,282 1,336,450
Jerash Holdings US, Inc. 20,610 61,006
Johnson Outdoors, Inc., Class A 56,431 1,288,320
KB Home 181,840 9,824,815
#Kohl's Corp. 621,967 4,167,179
#Krispy Kreme, Inc. 836,208 3,428,453
#*Kura Sushi USA, Inc., Class A 1,518 89,380
Lakeland Industries, Inc. 57,401 937,358
*Lands' End, Inc. 154,619 1,373,017
*Landsea Homes Corp. 146,234 892,027
*Latham Group, Inc. 342,101 1,869,582
*Laureate Education, Inc. 728,240 14,615,777
#La-Z-Boy, Inc. 288,445 11,393,578
#LCI Industries 151,711 11,693,884
Lear Corp. 324,535 27,828,876

51
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Legacy Housing Corp. 89,703 $ 2,182,025
Leggett & Platt, Inc. 48,768 469,148
#*LGI Homes, Inc. 153,974 8,408,520
*Life Time Group Holdings, Inc. 375,211 11,503,969
Lifetime Brands, Inc. 126,935 462,043
*Lincoln Educational Services
Corp. 138,864 2,346,802
Lithia Motors, Inc. 160,547 47,001,740
*Live Ventures, Inc. 1,000 11,410
LKQ Corp. 547,502 20,920,051
#*Lovesac Co. (The) 98,707 1,919,851
*M/I Homes, Inc. 94,108 10,039,441
Macy's, Inc. 1,715,482 19,590,804
*Malibu Boats, Inc., Class A 119,729 3,419,460
Marine Products Corp. 43,217 363,023
#*MarineMax, Inc. 147,411 3,163,440
Marriott Vacations Worldwide
Corp. 214,025 11,730,710
*MasterCraft Boat Holdings, Inc. 100,144 1,646,367
*Mattel, Inc. 1,193,147 18,959,106
Matthews International Corp.,
Class A 185,627 3,796,072
Meritage Homes Corp. 185,994 12,673,631
#*MGM Resorts International 36,149 1,137,248
#*Mister Car Wash, Inc. 558,402 3,830,638
#*Mobileye Global, Inc., Class A 602,556 8,785,266
*Mohawk Industries, Inc. 388,714 41,339,734
Monarch Casino & Resort, Inc. 10,198 797,382
Monro, Inc. 182,360 2,542,098
#*Motorcar Parts of America, Inc. 119,144 1,061,573
Movado Group, Inc. 104,687 1,454,102
Nathan's Famous, Inc. 6,175 603,606
*National Vision Holdings, Inc. 452,948 5,593,908
Newell Brands, Inc. 2,553,479 12,205,630
*ODP Corp. (The) 185,451 2,536,970
OneSpaWorld Holdings, Ltd. 131,907 2,202,847
#*OneWater Marine, Inc. 94,984 1,425,710
#*Outdoor Holding Co. 142,089 279,915
#Oxford Industries, Inc. 92,602 4,500,457
#Patrick Industries, Inc. 235,670 18,141,877
*Penn Entertainment, Inc. 51,762 787,818
Penske Automotive Group, Inc. 117,059 18,222,575
Perdoceo Education Corp. 488,461 12,270,140
*Petco Health & Wellness Co.,
Inc. 1,033,413 3,048,568
#*PetMed Express, Inc. 71,118 240,379
Phinia, Inc. 274,536 11,022,620
*Playa Hotels & Resorts NV 589,649 7,913,090
#Polaris, Inc. 136,767 4,644,607
#*Portillo's, Inc., Class A 354,709 3,667,691
PVH Corp. 365,277 25,196,807
RCI Hospitality Holdings, Inc. 36,481 1,447,566
Rocky Brands, Inc. 47,484 1,015,683
*Sally Beauty Holdings, Inc. 653,343 5,318,212
#Shoe Carnival, Inc. 188,811 3,281,535
Signet Jewelers, Ltd. 281,727 16,706,411
*Skechers USA, Inc., Class A 38,016 1,825,528
Smith & Wesson Brands, Inc. 316,644 3,017,617
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Solo Brands, Inc., Class A 30,425 $ 1,010
Sonic Automotive, Inc., Class A 156,409 9,497,154
*Sonos, Inc. 328,822 3,028,451
*Sportsman's Warehouse
Holdings, Inc. 153,005 255,518
#Standard Motor Products, Inc. 152,935 4,144,538
Steven Madden, Ltd. 268,048 5,629,008
*Stitch Fix, Inc., Class A 152,179 497,625
*Stoneridge, Inc. 157,767 608,981
Strategic Education, Inc. 152,742 12,460,692
*Strattec Security Corp. 25,685 855,824
#*Stride, Inc. 171,289 24,365,860
Sturm Ruger & Co., Inc. 56,574 2,300,299
Superior Group of Cos., Inc. 99,454 1,032,333
Tandy Leather Factory, Inc. 3,338 9,280
*Target Hospitality Corp. 79,955 543,694
*Taylor Morrison Home Corp. 712,055 40,836,354
#Thor Industries, Inc. 324,134 23,473,784
#*Tile Shop Holdings, Inc. 265,855 1,507,398
#*Tilly's, Inc., Class A 192,338 294,277
Toll Brothers, Inc. 391,762 39,517,033
#*Topgolf Callaway Brands Corp. 1,049,300 6,935,873
*Traeger, Inc. 113,598 165,853
*Tri Pointe Homes, Inc. 650,251 19,995,218
#*Under Armour, Inc., Class A 1,303,735 7,457,364
#*Under Armour, Inc., Class C 1,232,082 6,702,526
*Unifi, Inc. 109,731 558,531
*Universal Electronics, Inc. 80,257 389,246
Upbound Group, Inc. 297,991 5,930,021
*Urban Outfitters, Inc. 239,651 12,648,780
#*Vera Bradley, Inc. 170,401 332,282
#VF Corp. 11,801 140,196
*Victoria's Secret & Co. 1,244 23,387
*Visteon Corp. 133,842 10,598,948
Weyco Group, Inc. 57,344 1,714,586
#Whirlpool Corp. 147,366 11,241,078
Winnebago Industries, Inc. 184,199 5,861,212
*Worksport, Ltd. 4,787 15,223
*Zumiez, Inc. 129,706 1,517,560
TOTAL CONSUMER
DISCRETIONARY 1,336,630,143
CONSUMER STAPLES — (6.4%)
Albertsons Cos., Inc., Class A 5,611 123,330
#Alico, Inc. 46,260 1,320,260
Andersons, Inc. (The) 251,426 9,481,274
#B&G Foods, Inc. 513,080 3,535,121
*BellRing Brands, Inc. 201,335 15,530,982
*Boston Beer Co., Inc. (The),
Class A 31,915 7,844,707
*Bridgford Foods Corp. 2,382 19,366
Bunge Global SA 570,154 44,882,523
#Calavo Growers, Inc. 107,397 2,966,305
Cal-Maine Foods, Inc. 262,915 24,548,374
#*Central Garden & Pet Co. 76,762 2,576,133
*Central Garden & Pet Co., Class
A 377,718 11,169,121
#*Coffee Holding Co., Inc. 15,546 53,634
Conagra Brands, Inc. 2,076,184 51,302,507

52
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Coty, Inc., Class A 1,359,892 $ 6,867,455
*Darling Ingredients, Inc. 895,027 28,810,919
Dole PLC 402,288 6,110,755
Edgewell Personal Care Co. 378,550 11,564,703
*Farmer Bros Co. 88,102 164,751
Flowers Foods, Inc. 277,948 4,889,105
Fresh Del Monte Produce, Inc. 387,912 13,192,887
#*Grocery Outlet Holding Corp. 489,971 8,226,613
*Hain Celestial Group, Inc. (The) 419,359 1,274,851
*HF Foods Group, Inc. 48,920 183,450
Ingles Markets, Inc., Class A 97,692 6,026,619
Ingredion, Inc. 349,004 46,354,711
J&J Snack Foods Corp. 32,188 4,171,243
J.M. Smucker Co. (The) 425,665 49,492,070
John B. Sanfilippo & Son, Inc. 27,879 1,847,541
Limoneira Co. 45,846 689,065
*Mannatech, Inc. 2,523 26,037
#MGP Ingredients, Inc. 58,118 1,712,737
*Mission Produce, Inc. 311,478 3,262,732
#Molson Coors Beverage Co.,
Class B 1,080,996 62,189,700
*Natural Alternatives International,
Inc. 24,562 73,686
Natural Grocers by Vitamin
Cottage, Inc. 66,817 3,351,541
Natural Health Trends Corp. 390 1,934
*Nature's Sunshine Products, Inc. 87,446 1,077,335
Nu Skin Enterprises, Inc., Class A 250,065 1,582,911
Oil-Dri Corp. of America 70,411 2,963,599
#*Olaplex Holdings, Inc. 102,786 134,650
*Performance Food Group Co. 275,043 22,184,968
Pilgrim's Pride Corp. 292,530 15,966,287
*Post Holdings, Inc. 209,986 23,764,116
PriceSmart, Inc. 182,008 18,471,992
Reynolds Consumer Products,
Inc. 257,270 5,917,210
*S&W Seed Co. 96 553
Seaboard Corp. 5,348 13,829,821
*Seneca Foods Corp., Class A 33,615 3,014,929
*Seneca Foods Corp., Class B 1,786 160,758
*Simply Good Foods Co. (The) 537,046 19,392,731
SpartanNash Co. 241,641 4,794,157
#Spectrum Brands Holdings, Inc. 184,835 11,663,089
#The Campbell's Company 567,342 20,685,289
#Tootsie Roll Industries, Inc. 69,044 2,209,408
#*TreeHouse Foods, Inc. 357,359 8,322,891
*United Natural Foods, Inc. 366,271 9,783,098
Universal Corp. 194,611 11,339,983
*USANA Health Sciences, Inc. 103,461 2,906,220
Utz Brands, Inc. 186,938 2,484,406
Village Super Market, Inc., Class
A 70,135 2,584,475
#Weis Markets, Inc. 200,046 17,201,956
*Willamette Valley Vineyards, Inc. 3,095 18,787
TOTAL CONSUMER STAPLES 658,294,361
ENERGY — (7.8%)
*Amplify Energy Corp. 267,741 696,127
*Antero Resources Corp. 1,126,049 39,220,287
Shares Value†
ENERGY — (Continued)
#APA Corp. 1,565,705 $ 24,331,056
Archrock, Inc. 455,480 10,717,444
Ardmore Shipping Corp. 296,526 2,828,858
#Atlas Energy Solutions, Inc. 229,202 3,101,103
Berry Corp. 499,743 1,239,363
*Bristow Group, Inc. 174,767 5,075,234
Cactus, Inc., Class A 61,855 2,346,779
California Resources Corp. 367,697 12,689,223
Chord Energy Corp. 95,147 8,585,114
Civitas Resources, Inc. 398,673 10,863,839
*Clean Energy Fuels Corp. 1,255,055 1,819,830
#*CNX Resources Corp. 1,041,284 30,644,988
#*Comstock Resources, Inc. 1,252,170 22,877,146
*Comstock, Inc. 2,488 5,847
#Core Laboratories, Inc. 91,151 1,036,387
Core Natural Resources, Inc. 373,173 26,946,822
Crescent Energy Co., Class A 987,827 8,179,208
#CVR Energy, Inc. 392,973 7,411,471
Delek US Holdings, Inc. 352,575 4,590,526
DHT Holdings, Inc. 1,189,880 12,719,817
*DMC Global, Inc. 129,386 839,715
Dorian LPG, Ltd. 304,255 6,517,142
DT Midstream, Inc. 255,607 24,845,000
Energy Services of America Corp. 28,608 244,598
Epsilon Energy, Ltd. 95,586 671,970
#Evolution Petroleum Corp. 208,628 874,151
*Expro Group Holdings NV 657,527 5,437,748
*Forum Energy Technologies, Inc. 74,207 1,087,133
FutureFuel Corp. 277,776 1,141,659
*Geospace Technologies Corp. 68,443 440,773
#*Gran Tierra Energy, Inc. 1,477 6,514
Granite Ridge Resources, Inc. 268,682 1,292,360
*Green Plains, Inc. 160,725 575,395
*Gulf Island Fabrication, Inc. 101,022 722,307
*Gulfport Energy Corp. 54,776 9,448,860
*Hallador Energy Co. 261,896 3,683,567
*Helix Energy Solutions Group,
Inc. 1,098,938 6,692,532
#Helmerich & Payne, Inc. 636,186 12,017,554
HF Sinclair Corp. 1,090,726 32,798,131
#HighPeak Energy, Inc. 3,693 29,581
*Innovex International, Inc. 178,150 2,690,065
#International Seaways, Inc. 360,458 12,241,154
Kodiak Gas Services, Inc. 232,964 7,923,106
#*Kosmos Energy, Ltd. 1,584,276 2,439,785
Liberty Energy, Inc. 1,192,668 13,715,682
#Magnolia Oil & Gas Corp., Class
A 702,720 14,426,842
*Mammoth Energy Services, Inc. 157,862 399,391
Matador Resources Co. 747,470 29,554,964
Mexco Energy Corp. 4,723 30,699
*MIND Technology, Inc. 12,628 84,734
#Murphy Oil Corp. 924,759 18,985,302
#*Nabors Industries, Ltd. 47,361 1,271,169
NACCO Industries, Inc., Class A 35,382 1,234,832
*National Energy Services
Reunited Corp. 35,814 223,121
*Natural Gas Services Group, Inc. 89,402 1,606,554

53
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
ENERGY — (Continued)
*NCS Multistage Holdings, Inc. 1,718 $ 50,698
#Noble Corp. PLC 312,695 6,797,989
#Nordic American Tankers, Ltd. 1,358,667 3,478,188
#Northern Oil & Gas, Inc. 582,906 14,164,616
NOV, Inc. 2,250,492 26,128,212
*NPK International, Inc. 597,739 3,454,931
*Oceaneering International, Inc. 175,115 3,108,291
*Oil States International, Inc. 398,754 1,399,627
Ovintiv, Inc. 1,359,451 45,650,365
*Par Pacific Holdings, Inc. 84,201 1,205,758
Patterson-UTI Energy, Inc. 2,117,977 11,945,390
PBF Energy, Inc., Class A 714,725 12,278,974
Peabody Energy Corp. 786,759 9,708,606
Permian Resources Corp. 3,809,331 44,950,106
PHX Minerals, Inc. 218,839 838,153
*PrimeEnergy Resources Corp. 6,844 1,162,590
*ProPetro Holding Corp. 808,668 4,027,167
Range Resources Corp. 444,945 15,096,984
Ranger Energy Services, Inc. 129,214 1,432,983
*REX American Resources Corp. 122,053 4,847,945
Riley Exploration Permian, Inc. 62,181 1,534,627
#RPC, Inc. 1,295,188 6,126,239
SandRidge Energy, Inc. 163,299 1,487,654
Scorpio Tankers, Inc. 345,632 13,026,870
*SEACOR Marine Holdings, Inc. 161,527 788,252
*Seadrill, Ltd. 399,511 8,205,956
Select Water Solutions, Inc. 751,215 6,400,352
#SFL Corp., Ltd. 1,115,103 9,166,147
#Sitio Royalties Corp., Class A 295,510 5,011,850
SM Energy Co. 758,780 17,292,596
Smart Sand, Inc. 77,989 163,777
#*Stabilis Solutions, Inc. 1,068 6,216
*Talos Energy, Inc. 1,133,532 7,798,700
Teekay Corp., Ltd. 597,669 4,309,193
Teekay Tankers, Ltd., Class A 217,511 9,259,443
*TETRA Technologies, Inc. 417,194 1,189,003
#*Tidewater, Inc. 171,248 6,197,465
*TOP Ships, Inc. 4,995 28,971
#*Transocean, Ltd. 5,030,702 10,715,395
#VAALCO Energy, Inc. 631,253 2,064,197
#*Valaris, Ltd. 316,392 10,222,626
#*Vital Energy, Inc. 148,466 2,105,248
#Vitesse Energy, Inc. 176,277 3,604,865
Weatherford International PLC 21,835 903,969
World Kinect Corp. 452,351 11,349,487
TOTAL ENERGY 804,807,230
FINANCIALS — (27.8%)
1st Source Corp. 164,442 9,858,298
*Acacia Research Corp. 360,203 1,113,027
#ACNB Corp. 34,189 1,432,861
Affiliated Managers Group, Inc. 8,492 1,406,530
Affinity Bancshares, Inc. 4,123 75,698
Alerus Financial Corp. 59,206 1,177,015
Ally Financial, Inc. 1,761,670 57,536,142
Amalgamated Financial Corp. 180,797 5,091,244
*Ambac Financial Group, Inc. 306,163 2,443,181
Amerant Bancorp, Inc. 138,045 2,324,678
Shares Value†
FINANCIALS — (Continued)
American Coastal Insurance
Corp. 4,777 $ 54,601
Ameris Bancorp 466,171 27,317,621
AmeriServ Financial, Inc. 93,747 225,930
Ames National Corp. 25,474 442,229
Arrow Financial Corp. 92,316 2,264,511
Associated Banc-Corp. 1,173,068 25,877,880
Associated Capital Group, Inc.,
Class A 6,902 249,300
Assurant, Inc. 13,272 2,558,045
Assured Guaranty, Ltd. 340,233 29,848,641
Atlantic American Corp. 9,607 14,411
Atlantic Union Bankshares Corp. 847,067 23,463,756
*Atlanticus Holdings Corp. 81,531 4,469,529
Auburn National Bancorp, Inc. 804 15,823
*AvidXchange Holdings, Inc. 9,665 78,576
Axis Capital Holdings, Ltd. 330,113 31,796,484
*Axos Financial, Inc. 382,834 24,302,302
Banc of California, Inc. 602,103 8,116,348
BancFirst Corp. 1,133 133,490
Bank First Corp. 2,927 319,570
Bank of Hawaii Corp. 44,472 2,940,044
Bank of Marin Bancorp 83,630 1,716,088
Bank of NT Butterfield & Son, Ltd.
(The) 181,045 7,274,388
Bank of the James Financial
Group, Inc. 4,961 67,073
#Bank OZK 796,398 33,926,555
Bank7 Corp. 10,825 394,030
BankFinancial Corp. 70,291 863,876
BankUnited, Inc. 446,334 14,599,585
Bankwell Financial Group, Inc. 33,539 1,137,307
Banner Corp. 234,806 14,356,039
Bar Harbor Bankshares 89,547 2,654,173
BayCom Corp. 54,638 1,421,134
BCB Bancorp, Inc. 99,246 815,802
Berkshire Hills Bancorp, Inc. 312,046 7,748,102
*Blue Foundry Bancorp 125,648 1,173,552
*Blue Ridge Bankshares, Inc. 52,977 181,711
#BOK Financial Corp. 341,644 31,830,971
Bread Financial Holdings, Inc. 336,092 15,947,565
*Bridgewater Bancshares, Inc. 114,355 1,759,923
*Brighthouse Financial, Inc. 378,462 22,034,058
*Broadway Financial Co. 10,019 65,124
Brookline Bancorp, Inc. 530,451 5,537,908
Burke & Herbert Financial
Services Corp. 19,203 1,073,640
Business First Bancshares, Inc. 99,634 2,296,564
*BV Financial, Inc. 7,757 119,070
Byline Bancorp, Inc. 240,722 6,148,040
C&F Financial Corp. 20,578 1,332,837
Cadence Bank 1,079,168 31,576,456
*California Bancorp 14,138 197,508
California First Leasing Corp. 2,511 46,830
Camden National Corp. 95,917 3,694,723
Capital Bancorp, Inc. 37,734 1,192,017
Capital City Bank Group, Inc. 114,118 4,169,872
Capitol Federal Financial, Inc. 797,878 4,523,968
*Carter Bankshares, Inc. 132,168 2,023,492

54
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Carver Bancorp, Inc. 9,849 $ 13,198
Cass Information Systems, Inc. 506 20,614
Cathay General Bancorp 476,903 19,882,086
CB Financial Services, Inc. 3,300 94,644
*CCUR Holdings, Inc. 11 22,935
Central Pacific Financial Corp. 161,890 4,158,954
CF Bankshares, Inc. 3,283 75,443
Chemung Financial Corp. 18,439 817,585
ChoiceOne Financial Services,
Inc. 4,792 136,237
Citizens & Northern Corp. 87,791 1,689,977
Citizens Community Bancorp, Inc. 48,418 717,555
Citizens Financial Services, Inc. 1,826 99,389
#*Citizens, Inc. 41,637 167,797
City Holding Co. 22,459 2,602,324
Civista Bancshares, Inc. 90,197 2,030,334
CNB Financial Corp. 105,062 2,306,111
CNO Financial Group, Inc. 613,491 23,275,849
Cohen & Co., Inc. 1,786 15,181
Colony Bankcorp, Inc. 85,683 1,329,800
Columbia Banking System, Inc. 653,270 14,646,313
#*Columbia Financial, Inc. 144,439 1,945,593
Comerica, Inc. 733,136 39,406,060
Community Financial System, Inc. 245,471 13,400,262
Community Trust Bancorp, Inc. 130,872 6,407,493
Community West Bancshares 87,894 1,538,145
ConnectOne Bancorp, Inc. 228,995 5,159,257
*Consumer Portfolio Services,
Inc. 133,992 1,236,746
*Customers Bancorp, Inc. 214,830 10,741,500
CVB Financial Corp. 801,483 14,859,495
DigitalBridge Group, Inc. 80,457 675,839
Dime Community Bancshares,
Inc. 239,803 6,160,539
Donegal Group, Inc., Class A 158,362 3,064,305
Donegal Group, Inc., Class B 6,421 105,946
Eagle Bancorp Montana, Inc. 14,183 246,784
Eagle Bancorp, Inc. 176,490 3,167,995
Eastern Bankshares, Inc. 881,892 13,157,829
*eHealth, Inc. 177,904 989,146
Employers Holdings, Inc. 177,796 8,639,108
Enact Holdings, Inc. 210,374 7,529,285
*Encore Capital Group, Inc. 147,675 5,080,020
*Enova International, Inc. 150,147 13,781,993
*Enstar Group, Ltd. 71,263 23,831,060
Enterprise Bancorp, Inc. 50,647 1,884,068
Enterprise Financial Services
Corp. 255,375 13,284,608
Equity Bancshares, Inc., Class A 108,248 4,166,466
ESSA Bancorp, Inc. 25,646 474,451
Essent Group, Ltd. 597,658 34,024,670
Evans Bancorp, Inc. 23,874 917,955
#*EZCORP, Inc., Class A 368,982 6,040,235
F&G Annuities & Life, Inc. 36,628 1,275,021
Farmers & Merchants Bancorp,
Inc. 17,644 461,743
Farmers National Banc Corp. 158,194 2,062,850
FB Financial Corp. 270,090 11,495,030
Shares Value†
FINANCIALS — (Continued)
Federal Agricultural Mortgage
Corp., Class A 2,759 $ 359,649
Federal Agricultural Mortgage
Corp., Class C 55,564 9,742,036
Fidelis Insurance Holdings, Ltd. 151,351 2,474,589
#*Finance Of America Cos., Inc.,
Class A 4,402 91,914
Financial Institutions, Inc. 115,451 2,931,301
Finward Bancorp 1,848 56,660
*Finwise Bancorp 5,489 82,994
First American Financial Corp. 472,150 28,711,442
First Bancorp 1,111,261 21,825,166
First Bancorp 251,160 10,161,934
First Bancorp, Inc. (The) 65,026 1,588,585
First Bank 94,849 1,363,929
First Busey Corp. 547,081 11,373,814
First Business Financial Services,
Inc. 48,071 2,314,138
First Capital, Inc. 492 22,194
First Commonwealth Financial
Corp. 724,481 11,099,049
First Community Bankshares, Inc. 105,873 3,989,295
First Community Corp. 22,231 522,429
First Financial Bancorp 649,676 15,039,999
First Financial Corp. 73,703 3,640,928
First Financial Northwest, Inc. 74,588 89,506
*First Foundation, Inc. 451,852 2,268,297
First Hawaiian, Inc. 755,237 17,264,718
First Horizon Corp. 3,051,094 55,163,780
First Internet Bancorp 51,377 1,092,275
First Interstate BancSystem, Inc.,
Class A 596,920 15,636,319
First Merchants Corp. 402,900 14,359,356
First Mid Bancshares, Inc. 108,828 3,638,120
First National Corp. 2,671 52,085
First Northwest Bancorp 74,512 767,474
First of Long Island Corp. (The) 129,385 1,490,515
First Savings Financial Group,
Inc. 5,032 134,052
First United Corp. 37,557 1,118,072
First US Bancshares, Inc. 230 2,875
*First Western Financial, Inc. 26,055 549,500
FirstCash Holdings, Inc. 2,080 278,637
*Firstsun Capital Bancorp 7,712 269,843
Five Star Bancorp 18,524 512,744
Flushing Financial Corp. 196,216 2,348,706
*Flywire Corp. 28,145 264,844
FNB Corp. 2,263,466 29,628,770
Franklin Financial Services Corp. 3,142 121,281
#Franklin Resources, Inc. 1,949,161 36,566,260
FS Bancorp, Inc. 38,725 1,514,147
Fulton Financial Corp. 1,294,982 21,600,300
*FVCBankcorp, Inc. 27,505 314,107
*Genworth Financial, Inc. 3,297,404 22,620,191
German American Bancorp, Inc. 121,013 4,587,603
Glacier Bancorp, Inc. 46,249 1,885,109
Globe Life, Inc. 230,907 28,480,069
*GoHealth, Inc., Class A 4,717 49,670
Great Southern Bancorp, Inc. 79,201 4,356,055

55
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Green Dot Corp., Class A 315,863 $ 2,643,773
*Greenlight Capital Re, Ltd.,
Class A 205,734 2,698,201
#Guaranty Bancshares, Inc. 58,245 2,298,348
Hancock Whitney Corp. 524,502 27,321,309
Hanmi Financial Corp. 184,214 4,212,974
Hanover Bancorp, Inc. 1,329 30,820
HarborOne Bancorp, Inc. 274,724 3,109,876
Hawthorn Bancshares, Inc. 19,573 577,795
HBT Financial, Inc. 35,101 813,466
Hennessy Advisors, Inc. 3,429 36,965
Heritage Commerce Corp. 380,255 3,437,505
Heritage Financial Corp. 209,236 4,774,766
*Heritage Insurance Holdings, Inc. 193,153 3,650,592
Hilltop Holdings, Inc. 246,123 7,268,012
#Hingham Institution For Savings
(The) 4,459 1,112,788
*Hippo Holdings, Inc. 15,997 369,851
Home Bancorp, Inc. 42,650 2,147,001
Home BancShares, Inc. 704,079 19,538,192
Home Federal Bancorp, Inc. of
Louisiana 790 10,183
*HomeStreet, Inc. 74,673 848,285
HomeTrust Bancshares, Inc. 64,319 2,195,851
Hope Bancorp, Inc. 790,291 7,879,201
Horace Mann Educators Corp. 289,295 12,017,314
Horizon Bancorp, Inc. 261,703 3,841,800
IF Bancorp, Inc. 89 2,119
Independent Bank Corp. 120,474 3,669,638
Independent Bank Corp. 251,626 14,868,580
International Bancshares Corp. 429,836 26,237,189
Invesco, Ltd. 2,540,370 35,387,354
Investar Holding Corp. 44,132 844,245
Investors Title Co. 10,688 2,470,959
Jackson Financial, Inc., Class A 502,922 39,182,653
James River Group Holdings, Ltd. 101,752 484,340
Janus Henderson Group PLC 801,842 26,629,173
Jefferies Financial Group, Inc. 108,565 5,073,242
Kearny Financial Corp. 387,165 2,423,653
Kemper Corp. 278,543 16,467,462
Lake Shore Bancorp, Inc. 2,307 34,005
Lakeland Financial Corp. 30 1,670
Landmark Bancorp, Inc. 6,291 177,469
LCNB Corp. 25,939 389,604
*LendingClub Corp. 671,771 6,563,203
Lincoln National Corp. 53,911 1,718,144
Live Oak Bancshares, Inc. 159,665 4,173,643
Magyar Bancorp, Inc. 9,232 127,217
MainStreet Bancshares, Inc. 6,425 122,846
Medallion Financial Corp. 186 1,637
Mercantile Bank Corp. 95,706 4,049,321
Merchants Bancorp 178,868 5,380,349
Mercury General Corp. 322,477 17,871,675
Meridian Corp. 26,665 359,978
Metrocity Bankshares, Inc. 39,687 1,094,171
*Metropolitan Bank Holding Corp. 59,360 3,676,165
MGIC Investment Corp. 1,653,348 41,184,899
#Mid Penn Bancorp, Inc. 71,881 2,088,143
Shares Value†
FINANCIALS — (Continued)
Middlefield Banc Corp. 4,691 $ 121,638
Midland States Bancorp, Inc. 134,774 2,194,121
MidWestOne Financial Group,
Inc. 113,712 3,154,371
*Mr. Cooper Group, Inc. 199,532 23,746,303
MVB Financial Corp. 33,191 566,238
National Bank Holdings Corp.,
Class A 233,272 8,435,116
National Bankshares, Inc. 10,339 266,436
#Navient Corp. 956,158 11,837,236
NBT Bancorp, Inc. 327,829 13,880,280
Nelnet, Inc., Class A 180,792 19,180,223
*NerdWallet, Inc., Class A 51,603 462,363
*NI Holdings, Inc. 19,172 239,650
Nicolet Bankshares, Inc. 83,065 9,702,823
*NMI Holdings, Inc. 527,537 19,081,013
Northeast Bank 45,352 3,756,053
Northeast Community Bancorp,
Inc. 40,014 910,719
Northfield Bancorp, Inc. 265,895 2,805,192
Northrim Bancorp, Inc. 31,013 2,490,034
Northwest Bancshares, Inc. 1,020,601 12,604,422
Norwood Financial Corp. 11,135 278,486
Oak Valley Bancorp 10,079 264,070
OceanFirst Financial Corp. 348,068 5,764,006
OFG Bancorp 303,959 11,960,787
Ohio Valley Banc Corp. 4,572 164,683
#Old National Bancorp 1,868,529 38,473,012
Old Point Financial Corp. 174 6,758
Old Republic International Corp. 794,299 29,865,642
Old Second Bancorp, Inc. 268,217 4,235,146
#OneMain Holdings, Inc. 616,476 29,017,525
*Onity Group, Inc. 47,446 1,779,699
OP Bancorp 61,233 786,232
*Oportun Financial Corp. 156,121 799,340
Oppenheimer Holdings, Inc.,
Class A 17,644 1,041,172
*OptimumBank Holdings, Inc. 8,337 36,099
Orange County Bancorp, Inc. 2,956 70,146
Origin Bancorp, Inc. 151,610 4,857,584
Orrstown Financial Services, Inc. 50,906 1,525,653
Pacific Premier Bancorp, Inc. 575,929 11,714,396
Park National Corp. 40,582 6,091,358
Parke Bancorp, Inc. 57,653 1,086,759
Pathfinder Bancorp, Inc. 1,123 15,396
Pathward Financial, Inc. 135,905 10,786,780
#*Paysafe, Ltd. 303,937 4,628,961
PCB Bancorp 48,027 941,809
Peapack-Gladstone Financial
Corp. 110,427 3,056,619
Penns Woods Bancorp, Inc. 24,598 719,000
#PennyMac Financial Services,
Inc. 182,753 17,807,452
Peoples Bancorp of North
Carolina, Inc. 11,298 312,051
Peoples Bancorp, Inc. 210,335 6,101,818
Peoples Financial Services Corp. 23,447 1,013,379
Pinnacle Financial Partners, Inc. 269,222 26,986,813
*Pioneer Bancorp, Inc. 16,017 179,711

56
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Plumas Bancorp 11,831 $ 521,629
*Ponce Financial Group, Inc. 117,673 1,514,452
Popular, Inc. 432,657 41,284,131
*PRA Group, Inc. 234,857 4,297,883
Preferred Bank 76,168 6,082,776
Primis Financial Corp. 141,569 1,166,529
Princeton Bancorp, Inc. 8,011 244,175
*ProAssurance Corp. 293,013 6,800,832
PROG Holdings, Inc. 16,932 446,328
Prosperity Bancshares, Inc. 556,946 37,816,633
*Provident Bancorp, Inc. 37,729 418,792
Provident Financial Holdings, Inc. 33,302 499,863
Provident Financial Services, Inc. 827,141 13,540,298
QCR Holdings, Inc. 116,320 7,554,984
Radian Group, Inc. 610,867 19,511,092
RBB Bancorp 95,913 1,494,325
Red River Bancshares, Inc. 9,169 483,206
Regional Management Corp. 59,931 1,973,528
Reinsurance Group of America,
Inc. 102,195 19,142,145
RenaissanceRe Holdings, Ltd. 77,279 18,696,108
Renasant Corp. 641,697 20,579,223
#*Repay Holdings Corp. 540,797 2,163,188
Republic Bancorp, Inc., Class A 61,476 4,171,147
*Rhinebeck Bancorp, Inc. 734 8,001
Richmond Mutual Bancorp, Inc. 3,986 55,924
Riverview Bancorp, Inc. 169,330 1,070,166
S&T Bancorp, Inc. 238,629 8,695,641
Safety Insurance Group, Inc. 97,585 7,465,253
SB Financial Group, Inc. 7,277 141,465
Seacoast Banking Corp. of
Florida 368,521 8,737,633
*Security National Financial
Corp., Class A 56,691 580,516
*Selectquote, Inc. 128,142 406,210
Shore Bancshares, Inc. 203,244 2,810,865
Sierra Bancorp 89,346 2,364,095
Simmons First National Corp.,
Class A 750,851 14,010,880
*SiriusPoint, Ltd. 840,021 14,112,353
*Skyward Specialty Insurance
Group, Inc. 8,445 448,345
SmartFinancial, Inc. 78,922 2,400,807
Sound Financial Bancorp, Inc. 1,153 58,538
South Plains Financial, Inc. 60,961 2,054,995
*Southern First Bancshares, Inc. 46,063 1,635,697
Southern Missouri Bancorp, Inc. 53,443 2,813,774
Southern States Bancshares, Inc. 12,894 430,789
Southside Bancshares, Inc. 158,844 4,477,812
#SouthState Corp. 594,719 51,609,715
SR Bancorp, Inc. 1,216 15,954
Stellar Bancorp, Inc. 217,346 5,424,956
*Sterling Bancorp, Inc. 61,298 296,682
Stewart Information Services
Corp. 190,922 12,501,573
Stifel Financial Corp. 371 31,791
#Stock Yards Bancorp, Inc. 34,515 2,512,347
#*StoneX Group, Inc. 220,648 19,541,690
Summit State Bank 2,419 21,868
Shares Value†
FINANCIALS — (Continued)
SWK Holdings Corp. 7,023 $ 98,954
Synovus Financial Corp. 386,392 16,738,501
*Texas Capital Bancshares, Inc. 356,063 24,265,693
#TFS Financial Corp. 174,870 2,266,315
*Third Coast Bancshares, Inc. 30,757 916,559
Timberland Bancorp, Inc. 51,044 1,569,093
Tiptree, Inc. 210,965 4,706,629
Tompkins Financial Corp. 79,155 4,717,638
Towne Bank 478,794 15,776,262
TriCo Bancshares 194,734 7,512,838
*Triumph Financial, Inc. 86,040 4,596,257
TrustCo Bank Corp. 144,496 4,399,903
Trustmark Corp. 467,769 15,693,650
UMB Financial Corp. 257,762 24,376,552
*<Unico American Corp. 26,066 1,825
Union Bankshares, Inc. 1,046 34,602
United Bancorp, Inc. 3,298 41,060
United Bancshares, Inc. 3,423 92,318
United Bankshares, Inc. 821,045 28,153,633
United Community Banks, Inc. 704,487 19,450,886
United Fire Group, Inc. 146,580 4,055,869
United Security Bancshares 82,621 735,327
Unity Bancorp, Inc. 55,215 2,285,901
Universal Insurance Holdings, Inc. 187,429 4,543,279
Univest Financial Corp. 185,328 5,474,589
Unum Group 661,524 51,373,954
US Global Investors, Inc., Class A 7,255 15,453
USCB Financial Holdings, Inc. 2,483 42,112
#Valley National Bancorp 3,208,180 27,590,348
*Velocity Financial, Inc. 26,206 468,301
Veritex Holdings, Inc. 314,461 7,320,652
Virginia National Bankshares
Corp. 3,696 135,939
Virtus Investment Partners, Inc. 45,253 6,950,408
Voya Financial, Inc. 226,219 13,392,165
WaFd, Inc. 564,871 16,115,770
Walker & Dunlop, Inc. 143,346 10,971,703
Washington Trust Bancorp, Inc. 109,926 3,033,958
Waterstone Financial, Inc. 119,575 1,446,858
Webster Financial Corp. 955,504 45,195,339
WesBanco, Inc. 618,359 18,414,731
West Bancorp, Inc. 92,748 1,799,775
Westamerica Bancorp 51,964 2,516,617
#Western Alliance Bancorp 267,761 18,665,619
Western New England Bancorp,
Inc. 122,937 1,134,709
Westwood Holdings Group, Inc. 27,230 454,741
White Mountains Insurance
Group, Ltd. 17,407 30,766,002
William Penn Bancorp 1,235 15,215
Wintrust Financial Corp. 297,173 33,036,722
*World Acceptance Corp. 24,990 3,226,709
WSFS Financial Corp. 413,324 21,306,852
WVS Financial Corp. 1,304 16,085
Zions Bancorp NA 829,454 37,300,546
TOTAL FINANCIALS 2,874,322,099
HEALTH CARE — (6.1%)
#*2seventy bio, Inc. 34,547 172,390

57
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*89bio, Inc. 3,291 $ 26,394
#*Absci Corp. 87,585 268,886
*AC Immune SA 15,797 27,329
#*Acadia Healthcare Co., Inc. 281,773 6,593,488
*ACELYRIN, Inc. 2,132 5,266
*Aclaris Therapeutics, Inc. 3,259 4,497
*Acrivon Therapeutics, Inc. 1,777 2,488
*AdaptHealth Corp. 735,739 6,261,139
*Addus HomeCare Corp. 68,458 7,157,284
#*Adverum Biotechnologies, Inc. 45,061 146,899
*Agios Pharmaceuticals, Inc. 137,833 4,092,262
*Alector, Inc. 4,408 5,290
#*Aligos Therapeutics, Inc. 789 4,403
#*Allogene Therapeutics, Inc. 344,263 578,362
*Amedisys, Inc. 79,358 7,531,074
*American Shared Hospital
Services 5,572 15,044
*American Well Corp., Class A 4,385 32,142
*AMN Healthcare Services, Inc. 60,749 1,241,102
*Amphastar Pharmaceuticals, Inc. 179,541 4,382,596
*AngioDynamics, Inc. 126,032 1,170,837
#*ANI Pharmaceuticals, Inc. 58,780 4,162,800
*Anika Therapeutics, Inc. 89,474 1,300,057
#*Annexon, Inc. 38,384 71,394
*Aprea Therapeutics, Inc. 5,083 8,844
#*Arcturus Therapeutics Holdings,
Inc. 15,478 198,273
#*Artivion, Inc. 59,179 1,401,951
*Astrana Health, Inc. 38,446 1,198,362
*Astria Therapeutics, Inc. 11,984 61,837
*Atea Pharmaceuticals, Inc. 265,989 784,668
*Avanos Medical, Inc. 286,367 3,593,906
#*Azenta, Inc. 315,997 8,323,361
*Bio-Rad Laboratories, Inc., Class
A 124,408 30,365,505
#*Black Diamond Therapeutics,
Inc. 82,055 139,493
*Brookdale Senior Living, Inc. 1,019,611 6,688,648
#*C4 Therapeutics, Inc. 146,679 240,554
#*Caribou Biosciences, Inc. 315,547 268,499
*Castle Biosciences, Inc. 172,478 3,458,184
*Certara, Inc. 1,088,882 15,091,905
*Claritev Corp. 2,405 53,944
*Cocrystal Pharma, Inc. 4,605 6,954
Concentra Group Holdings
Parent, Inc. 221,509 4,817,821
#CONMED Corp. 98,319 4,828,446
*Cross Country Healthcare, Inc. 148,559 2,012,974
*CryoPort, Inc. 83,880 468,050
*Cullinan Therapeutics, Inc. 184,207 1,525,234
#*Cumberland Pharmaceuticals,
Inc. 39,281 189,727
#*CureVac NV 6,996 24,836
*Cytek Biosciences, Inc. 240,460 892,107
#*Day One Biopharmaceuticals,
Inc. 47,781 371,736
*Definitive Healthcare Corp. 327,451 890,667
*Denali Therapeutics, Inc. 1,594 26,540
DENTSPLY SIRONA, Inc. 702,297 9,761,928
Shares Value†
HEALTH CARE — (Continued)
*Design Therapeutics, Inc. 47,710 $ 231,871
#*DocGo, Inc. 183,315 408,792
#Dominari Holdings, Inc. 7,034 32,286
#*Dynavax Technologies Corp. 423,527 4,976,442
#*Editas Medicine, Inc. 409,959 676,432
*Elanco Animal Health, Inc. 2,647,695 25,100,149
*Electromed, Inc. 239 5,504
*Emergent BioSolutions, Inc. 320,024 1,708,928
*Enanta Pharmaceuticals, Inc. 37,627 229,148
*Enhabit, Inc. 305,765 2,443,062
*Enovis Corp. 351,528 12,159,354
*Entrada Therapeutics, Inc. 49,958 456,117
*Envista Holdings Corp. 1,049,826 16,881,202
*enVVeno Medical Corp. 3,290 9,870
*Erasca, Inc. 85,252 124,468
*Evolent Health, Inc., Class A 514,499 5,072,960
#*Fate Therapeutics, Inc. 615,721 788,123
*FONAR Corp. 37,237 467,324
#*Fulcrum Therapeutics, Inc. 161,206 620,643
#*Fulgent Genetics, Inc. 187,899 3,260,048
*Globus Medical, Inc. 14,839 1,064,995
*GoodRx Holdings, Inc., Class A 345,268 1,598,591
*Haemonetics Corp. 460 28,989
*Harmony Biosciences Holdings,
Inc. 61,434 1,810,460
*Harvard Bioscience, Inc. 222,503 79,278
*Health Catalyst, Inc. 393,894 1,555,881
HealthStream, Inc. 181,962 6,119,382
#*iBio, Inc. 4,732 5,016
*ICON PLC 39,788 6,025,495
*ICU Medical, Inc. 79,250 10,824,757
*ImmuCell Corp. 11,277 61,121
*InfuSystem Holdings, Inc. 55,533 262,116
#*Innoviva, Inc. 509,960 9,531,152
*Inogen, Inc. 147,763 1,053,550
*Inotiv, Inc. 3,007 5,924
*Inovio Pharmaceuticals, Inc. 1,602 3,108
#*Inozyme Pharma, Inc. 522 600
#*Instil Bio, Inc. 19,430 249,676
#*Integer Holdings Corp. 106,269 13,422,837
#*Integra LifeSciences Holdings
Corp. 422,928 6,931,790
#*Intellia Therapeutics, Inc. 27,961 248,014
*iTeos Therapeutics, Inc. 227,714 1,650,927
*Jasper Therapeutics, Inc. 5,698 31,282
#*Jazz Pharmaceuticals PLC 204,202 23,883,466
*Kewaunee Scientific Corp. 17,358 549,728
*Kezar Life Sciences, Inc. 9,022 39,516
*Kodiak Sciences, Inc. 154,035 671,593
*Kura Oncology, Inc. 12,381 81,219
*Lantern Pharma, Inc. 3,709 13,056
*LENSAR, Inc. 24,669 346,599
#*LifeStance Health Group, Inc. 571,662 3,755,819
*Ligand Pharmaceuticals, Inc. 115,706 12,711,461
*Lipocine, Inc. 8,130 26,910
*Lisata Therapeutics, Inc. 1,807 4,283
*LivaNova PLC 169,251 6,262,287
*MacroGenics, Inc. 5,170 8,970

58
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*MaxCyte, Inc. 144,994 $ 411,783
*MEI Pharma, Inc. 7,889 16,094
Mesa Laboratories, Inc. 165 19,016
*MetaVia, Inc. 32 24
#*Monte Rosa Therapeutics, Inc. 64,567 317,024
*Myriad Genetics, Inc. 150,985 1,118,799
National HealthCare Corp. 93,428 8,828,012
*Nautilus Biotechnology, Inc. 119,825 82,512
#*Neogen Corp. 1,248,588 6,305,369
*NeoGenomics, Inc. 481,802 3,081,124
#*Neumora Therapeutics, Inc. 15,556 12,131
#*Nkarta, Inc. 36,687 77,776
#*Nuvation Bio, Inc. 383,042 861,843
#*OmniAb Operations, Inc.-
Earnout Shares 432,014 734,424
*Omnicell, Inc. 208,898 6,530,151
*OptimizeRx Corp. 79,436 724,456
*Oramed Pharmaceuticals, Inc. 24,088 55,884
*OraSure Technologies, Inc. 479,480 1,433,645
*Organogenesis Holdings, Inc. 562,636 2,762,543
*ORIC Pharmaceuticals, Inc. 7,847 44,806
*Orthofix Medical, Inc. 170,210 2,367,621
*OrthoPediatrics Corp. 89,417 1,861,662
*Owens & Minor, Inc. 455,875 3,218,478
*Pacira BioSciences, Inc. 249,720 6,717,468
*<PDL BioPharma, Inc. 463,418 240,977
*Pediatrix Medical Group, Inc. 334,830 4,312,610
#*PepGen, Inc. 2,801 4,398
Perrigo Co. PLC 829,865 21,344,128
*Personalis, Inc. 25,190 95,218
*PharmaCyte Biotech, Inc. 8,707 10,797
Phibro Animal Health Corp.,
Class A 61,057 1,136,271
*Pliant Therapeutics, Inc. 37,709 59,957
*Precision BioSciences, Inc. 9,990 56,344
#Premier, Inc., Class A 578,790 11,778,376
*Prestige Consumer Healthcare,
Inc. 230,152 18,695,247
*Protara Therapeutics, Inc. 4,589 16,061
#*Prothena Corp. PLC 79,740 733,608
*Puma Biotechnology, Inc. 102,586 326,223
*Quanterix Corp. 113,845 655,747
*QuidelOrtho Corp. 321,441 8,932,845
*Quipt Home Medical Corp. 27,478 59,078
*Rafael Holdings, Inc., Class B 18,063 28,540
#*Rapid Micro Biosystems, Inc.,
Class A 14,653 33,995
*REGENXBIO, Inc. 185,808 1,785,615
*Relay Therapeutics, Inc. 460,621 1,533,868
*Replimune Group, Inc. 39,083 382,232
#Revvity, Inc. 900 84,087
*Rezolute, Inc. 10,689 40,191
*Sage Therapeutics, Inc. 67,704 493,562
#*Sagimet Biosciences, Inc.,
Class A 10,393 35,856
#*Sana Biotechnology, Inc. 47,075 89,442
Select Medical Holdings Corp. 450,305 8,213,563
*Sensus Healthcare, Inc. 80,191 344,821
#SIGA Technologies, Inc. 289,218 1,596,483
Shares Value†
HEALTH CARE — (Continued)
*Sight Sciences, Inc. 21,889 $ 66,761
#Simulations Plus, Inc. 29,695 1,020,023
*Solid Biosciences, Inc. 37,758 124,979
#*STAAR Surgical Co. 61,630 1,125,364
*Streamline Health Solutions, Inc. 324 959
*Supernus Pharmaceuticals, Inc. 330,549 10,736,232
*Surgery Partners, Inc. 417,070 9,154,687
*Sutro Biopharma, Inc. 25,682 26,966
*Tactile Systems Technology, Inc. 140,913 1,989,692
*Tango Therapeutics, Inc. 5,887 8,301
*Tectonic Therapeutic, Inc. 465 9,700
#*Teladoc Health, Inc. 1,052,794 7,569,589
Teleflex, Inc. 83,703 11,471,496
*Tenet Healthcare Corp. 206,478 29,516,030
*Terns Pharmaceuticals, Inc. 211,948 699,428
*Third Harmonic Bio, Inc. 639 3,304
*Tourmaline Bio, Inc. 19,893 342,359
*TruBridge, Inc. 73,338 1,908,988
*TScan Therapeutics, Inc. 37,857 60,760
*Tyra Biosciences, Inc. 2,002 20,621
Universal Health Services, Inc.,
Class B 136,252 24,126,142
US Physical Therapy, Inc. 41,100 2,922,621
Utah Medical Products, Inc. 20,023 1,036,190
*Vanda Pharmaceuticals, Inc. 356,960 1,609,890
*Varex Imaging Corp. 261,535 2,175,971
*Ventyx Biosciences, Inc. 14,290 19,006
*Veracyte, Inc. 472,632 14,415,276
#*Verve Therapeutics, Inc. 96,747 548,555
Viatris, Inc. 4,931,595 41,524,030
*Vicarious Surgical, Inc. 5,036 41,597
*Vir Biotechnology, Inc. 546,345 3,343,631
*Vistagen Therapeutics, Inc. 10,890 25,483
*Voyager Therapeutics, Inc. 225,250 801,890
*Werewolf Therapeutics, Inc. 3,500 3,158
*Whitehawk Therapeutics, Inc. 22,829 33,787
*Xencor, Inc. 176,151 1,941,184
*Zimvie, Inc. 161,916 1,466,959
*Zymeworks, Inc. 62,059 807,388
TOTAL HEALTH CARE 632,922,730
INDUSTRIALS — (14.8%)
*3D Systems Corp. 234,415 431,324
*AAR Corp. 249,665 13,347,091
ABM Industries, Inc. 464,134 22,621,891
ACCO Brands Corp. 563,659 2,175,724
Acme United Corp. 12,027 463,280
*AerSale Corp. 157,580 1,098,333
AGCO Corp. 431,613 36,613,731
*Air Industries Group 20,476 72,485
Air Lease Corp. 734,272 34,334,559
Alamo Group, Inc. 84,301 14,076,581
*Alaska Air Group, Inc. 720,023 31,875,418
Albany International Corp. 107,831 7,090,967
Alight, Inc., Class A 3,225,992 16,484,819
Allegiant Travel Co. 110,869 5,203,082
Allient, Inc. 88,963 1,899,360
*Alpha Pro Tech, Ltd. 17,267 75,629
#Alta Equipment Group, Inc. 108,226 459,960

59
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
#*Ameresco, Inc., Class A 143,270 $ 1,522,960
*American Woodmark Corp. 114,119 6,733,021
Apogee Enterprises, Inc. 131,055 5,198,952
ArcBest Corp. 149,532 8,750,613
Arcosa, Inc. 206,864 16,563,600
Astec Industries, Inc. 162,035 5,870,528
#*Astronics Corp. 102,373 2,322,843
*Asure Software, Inc. 114,953 1,167,922
#Atkore, Inc. 43,626 2,786,393
*Avalon Holdings Corp., Class A 642 1,759
AZZ, Inc. 128,362 11,136,687
*Beam Global 2,894 4,138
*BGSF, Inc. 62,308 205,616
*Blade Air Mobility, Inc. 476,122 1,261,723
*BlueLinx Holdings, Inc. 66,849 4,354,544
Boise Cascade Co. 265,455 24,761,642
*Bowman Consulting Group, Ltd. 36,711 812,047
Brady Corp., Class A 140,884 9,902,736
*BrightView Holdings, Inc. 566,402 7,771,035
*Broadwind, Inc. 31,363 48,926
*CACI International, Inc., Class A 36,940 16,913,718
*Cadeler A/S, ADR 23,902 498,835
*CECO Environmental Corp. 53,762 1,278,998
#*Chart Industries, Inc. 77,405 10,448,127
Chicago Rivet & Machine Co. 2,160 28,620
Civeo Corp. 75,946 1,442,215
#*Clarivate PLC 3,206,040 13,818,032
#CNH Industrial NV 17,268 199,791
Columbus McKinnon Corp. 183,824 2,729,786
*Commercial Vehicle Group, Inc. 125,822 120,827
CompX International, Inc. 6,417 174,542
#Concentrix Corp. 272,292 13,903,230
Concrete Pumping Holdings, Inc. 201,064 1,206,384
*Conduent, Inc. 1,053,841 2,223,604
Copa Holdings SA, Class A 149,625 13,729,590
Costamare, Inc. 757,448 7,066,990
Covenant Logistics Group, Inc. 154,762 3,079,764
*CPI Aerostructures, Inc. 9,372 30,178
#*Custom Truck One Source, Inc. 548,329 2,209,766
Deluxe Corp. 282,331 4,122,033
*Distribution Solutions Group, Inc. 82,128 2,138,613
#*DLH Holdings Corp. 38,261 150,748
*DNOW, Inc. 875,982 13,901,834
Douglas Dynamics, Inc. 123,471 2,960,835
*Driven Brands Holdings, Inc. 50,709 837,713
*Ducommun, Inc. 100,701 5,772,181
Dun & Bradstreet Holdings, Inc. 2,631,324 23,602,976
*DXP Enterprises, Inc. 64,039 5,664,890
Eastern Co. (The) 38,364 805,260
EnerSys 167,952 14,544,643
Ennis, Inc. 158,769 2,849,904
Enpro, Inc. 125,019 18,677,839
*Enviri Corp. 517,539 3,555,493
ESCO Technologies, Inc. 59,803 9,356,179
Espey Mfg. & Electronics Corp. 15,944 490,437
*Everus Construction Group, Inc. 1 40
EVI Industries, Inc. 1,101 17,759
#*First Advantage Corp. 303,702 4,282,198
Shares Value†
INDUSTRIALS — (Continued)
#*Fluence Energy, Inc. 13,363 $ 54,655
*Fluor Corp. 45,172 1,576,051
*Forrester Research, Inc. 48,913 457,337
Fortune Brands Innovations, Inc. 26,155 1,407,662
#*Frontier Group Holdings, Inc. 457,674 1,363,868
#FTAI Infrastructure, Inc. 147,545 637,394
*FTC Solar, Inc. 1,521 4,852
*Gates Industrial Corp. PLC 957,890 18,123,279
GATX Corp. 79,052 11,538,430
Genco Shipping & Trading, Ltd. 305,349 3,957,323
*Gencor Industries, Inc. 73,481 932,474
Genpact, Ltd. 138,578 6,964,930
*Gibraltar Industries, Inc. 183,383 9,710,130
Global Industrial Co. 9,560 245,501
*GMS, Inc. 249,469 18,276,099
Gorman-Rupp Co. (The) 139,237 4,993,039
*Graham Corp. 18,664 568,879
#Granite Construction, Inc. 130,974 10,646,876
*Great Lakes Dredge & Dock
Corp. 434,367 3,948,396
Greenbrier Cos., Inc. (The) 221,053 9,377,068
#*GXO Logistics, Inc. 190,093 6,888,970
H&E Equipment Services, Inc. 22,258 1,998,991
*Hayward Holdings, Inc. 912,751 12,166,971
*Healthcare Services Group, Inc. 429,189 6,098,776
Heartland Express, Inc. 504,923 3,837,415
Heidrick & Struggles International,
Inc. 131,665 5,137,568
Helios Technologies, Inc. 171,501 4,675,117
#Herc Holdings, Inc. 64,411 7,049,140
#*Hertz Global Holdings, Inc. 49,939 340,584
Hillenbrand, Inc. 338,438 6,846,601
*Hillman Solutions Corp. 981,339 6,859,560
HNI Corp. 201,781 8,535,336
Hub Group, Inc., Class A 466,699 14,743,021
*Hudson Global, Inc. 4,125 41,539
*Hudson Technologies, Inc. 258,910 1,732,108
Huntington Ingalls Industries, Inc. 16,121 3,713,311
*Hurco Cos., Inc. 41,338 689,518
#*Hyliion Holdings Corp. 107,231 161,919
Hyster-Yale, Inc. 62,381 2,397,302
*IBEX Holdings, Ltd. 41,057 1,028,067
ICF International, Inc. 108,842 9,247,216
*Innovative Solutions and
Support, Inc. 27,230 183,530
Insteel Industries, Inc. 118,685 4,024,608
Interface, Inc. 302,362 5,684,406
*Janus International Group, Inc. 487,111 3,351,324
JBT Marel Corp. 20,729 2,181,935
*JELD-WEN Holding, Inc. 461,881 2,549,583
#*JetBlue Airways Corp. 2,211,310 9,641,312
Karat Packaging, Inc. 1,584 41,786
Kelly Services, Inc., Class A 201,348 2,325,569
Kennametal, Inc. 547,385 10,663,060
*Kirby Corp. 122,332 11,789,135
Knight-Swift Transportation
Holdings, Inc. 1,019,869 39,948,269
Korn Ferry 333,277 20,563,191

60
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*L.B. Foster Co., Class A 66,913 $ 1,336,253
Lindsay Corp. 19,302 2,491,116
*LiqTech International, Inc. 3,516 5,204
LSI Industries, Inc. 179,147 2,703,328
Luxfer Holdings PLC 134,920 1,451,739
*Manitowoc Co., Inc. (The) 223,119 1,758,178
ManpowerGroup, Inc. 281,193 12,110,982
Marten Transport, Ltd. 528,526 6,786,274
*Mastech Digital, Inc. 14,357 105,668
*Masterbrand, Inc. 701,907 8,528,170
*Matrix Service Co. 79,388 920,901
Matson, Inc. 181,890 19,842,380
Maximus, Inc. 149,843 10,033,487
*Mayville Engineering Co., Inc. 124,566 1,591,953
McGrath RentCorp 116,015 12,375,320
#*Mercury Systems, Inc. 264,423 13,221,150
Miller Industries, Inc. 72,895 2,974,845
MillerKnoll, Inc. 435,188 7,137,083
*Mistras Group, Inc. 168,749 1,538,991
*Montrose Environmental Group,
Inc. 72,655 1,062,943
*MRC Global, Inc. 510,343 5,945,496
MSC Industrial Direct Co., Inc. 85,997 6,577,051
Mueller Industries, Inc. 289,476 21,293,855
*MYR Group, Inc. 21,351 2,611,654
National Presto Industries, Inc. 42,312 3,569,017
#*Net Power, Inc. 25,526 43,394
NL Industries, Inc. 46,675 400,471
*NN, Inc. 231,859 466,037
*Northwest Pipe Co. 71,610 3,033,400
*NV5 Global, Inc. 389,227 7,220,161
*OPENLANE, Inc. 795,810 14,730,443
*Orion Group Holdings, Inc. 236,222 1,509,459
Oshkosh Corp. 269,442 22,568,462
Owens Corning 83,550 12,149,006
*PAMT Corp. 116,592 1,628,790
Pangaea Logistics Solutions, Ltd. 288,093 1,161,015
Park Aerospace Corp. 91,441 1,195,134
Park-Ohio Holdings Corp. 73,614 1,465,655
*Perma-Pipe International
Holdings, Inc. 51,158 613,896
Preformed Line Products Co. 29,727 4,083,598
Primoris Services Corp. 363,278 21,785,782
*Proto Labs, Inc. 149,439 5,254,275
Quad/Graphics, Inc. 62,018 295,826
Quanex Building Products Corp. 158,453 2,604,967
*Quest Resource Holding Corp. 100,405 236,956
*Radiant Logistics, Inc. 294,513 1,722,901
#Regal Rexnord Corp. 299,979 31,749,777
*Resideo Technologies, Inc. 893,003 14,984,590
Resources Connection, Inc. 212,795 1,220,379
Rush Enterprises, Inc., Class A 452,315 23,063,542
Rush Enterprises, Inc., Class B 108,519 6,276,739
Ryder System, Inc. 208,401 28,690,566
*Saia, Inc. 654 159,576
#Schneider National, Inc., Class B 553,513 11,894,994
Science Applications International
Corp. 27,229 3,295,526
Shares Value†
INDUSTRIALS — (Continued)
Sensata Technologies Holding
PLC 904,370 $ 19,353,518
*Servotronics, Inc. 6,226 66,369
Shyft Group, Inc. (The) 198,178 1,676,586
*SIFCO Industries, Inc. 7,405 19,623
*Skillsoft Corp. 5,220 99,859
*SkyWest, Inc. 308,888 27,543,543
*Southland Holdings, Inc. 4,528 14,671
Standex International Corp. 34,211 4,838,120
Stanley Black & Decker, Inc. 540,084 32,415,842
Steelcase, Inc., Class A 634,525 6,294,488
*Sun Country Airlines Holdings,
Inc. 352,413 3,453,647
*SUNation Energy, Inc. 288 674
#*Sunrun, Inc. 1,348,476 9,291,000
*TaskUS, Inc., Class A 79,784 1,113,785
*Taylor Devices, Inc. 9,992 318,745
*Team, Inc. 539 11,060
Tennant Co. 41,291 2,979,559
#Terex Corp. 409,948 14,430,170
*Thermon Group Holdings, Inc. 200,562 5,260,741
Timken Co. (The) 81,999 5,268,436
*Titan International, Inc. 383,253 2,816,910
#*Titan Machinery, Inc. 146,526 2,430,866
#*Transcat, Inc. 18,212 1,444,758
Trinity Industries, Inc. 576,109 14,460,336
*TrueBlue, Inc. 255,285 1,107,937
*Tutor Perini Corp. 319,941 6,865,934
Twin Disc, Inc. 79,054 580,256
UFP Industries, Inc. 130,695 12,919,201
U-Haul Holding Co. 408,571 22,389,691
*U-Haul Holding Co. 21,814 1,339,161
*Ultralife Corp. 104,651 468,836
UniFirst Corp. 104,942 18,728,999
#Universal Logistics Holdings,
Inc. 61,773 1,342,945
*V2X, Inc. 124,604 6,200,295
Vestis Corp. 483,752 4,237,668
#Virco Mfg. Corp. 100,382 922,511
*VirTra, Inc. 41,190 192,769
#VSE Corp. 114,024 13,058,028
Wabash National Corp. 136,410 942,593
#Werner Enterprises, Inc. 400,267 9,870,584
WESCO International, Inc. 290,479 47,336,458
*Wilhelmina International, Inc. 3,108 10,723
*Willdan Group, Inc. 67,881 2,660,935
Willis Lease Finance Corp. 38,257 5,919,123
Worthington Enterprises, Inc. 299,750 15,176,342
TOTAL INDUSTRIALS 1,527,610,122
INFORMATION TECHNOLOGY — (5.9%)
*8x8, Inc. 253,190 448,146
#*908 Devices, Inc. 91,560 497,171
*ACI Worldwide, Inc. 5,036 268,721
Advanced Energy Industries, Inc. 4,605 448,573
#*Aeva Technologies, Inc. 21,155 150,412
#*Alithya Group, Inc., Class A 83,793 100,552
*Allegro MicroSystems, Inc. 23,229 442,977

61
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Alpha & Omega Semiconductor,
Ltd. 184,022 $ 3,465,134
Amkor Technology, Inc. 1,447,667 25,261,789
*Amtech Systems, Inc. 89,253 307,923
*Arrow Electronics, Inc. 365,363 40,686,824
*ASGN, Inc. 164,571 8,291,087
*AstroNova, Inc. 40,402 335,741
*Astrotech Corp. 6,024 35,180
*Aviat Networks, Inc. 43,953 771,815
Avnet, Inc. 662,338 31,123,263
*Aware, Inc. 58,040 96,346
*Axcelis Technologies, Inc. 49,075 2,403,693
Bel Fuse, Inc., Class A 7,823 480,332
Bel Fuse, Inc., Class B 78,460 5,160,314
Benchmark Electronics, Inc. 254,172 8,268,215
*BILL Holdings, Inc. 333,418 15,193,858
*Calix, Inc. 27,932 1,142,698
#*Cerence, Inc. 145,998 1,322,742
*CEVA, Inc. 66,227 1,735,810
#*Cipher Mining, Inc. 468,630 1,335,595
*Clearfield, Inc. 36,867 1,056,977
*Coda Octopus Group, Inc. 1,178 7,893
*Coherent Corp. 294,643 18,951,438
*Cohu, Inc. 292,938 4,687,008
*Comtech Telecommunications
Corp. 112,851 154,606
*CoreCard Corp. 4,403 85,506
*Corsair Gaming, Inc. 347,306 2,458,926
#Crane NXT Co. 140,418 6,588,413
*Crexendo, Inc. 74,164 365,628
CSP, Inc. 4,296 71,485
CTS Corp. 179,202 6,824,012
*CVD Equipment Corp. 2,709 7,856
#*Daily Journal Corp. 5,491 2,080,979
*Daktronics, Inc. 316,978 4,022,451
*Data I/O Corp. 46,453 105,913
#*Data Storage Corp. 6,469 22,771
#*Diebold Nixdorf, Inc. 57,084 2,530,534
*Digi International, Inc. 223,331 6,074,603
*Diodes, Inc. 284,458 10,923,187
*DoubleVerify Holdings, Inc. 234,352 3,107,507
*DXC Technology Co. 1,129,032 17,522,577
*E2open Parent Holdings, Inc. 1,661,938 3,274,018
#*Eastman Kodak Co. 441,372 2,776,230
*eGain Corp. 89,668 460,893
*Electro-Sensors, Inc. 377 1,595
*ePlus, Inc. 170,239 10,616,104
*EverCommerce, Inc. 15,559 151,856
*Everspin Technologies, Inc. 31,680 167,904
*Expensify, Inc., Class A 21,649 64,081
#*FARO Technologies, Inc. 115,829 3,406,531
#*Fastly, Inc., Class A 847,134 4,871,020
*Flex, Ltd. 627,467 21,547,217
*FormFactor, Inc. 211,718 5,957,743
*Franklin Wireless Corp. 7,805 38,401
Frequency Electronics, Inc. 8,621 160,351
*Grid Dynamics Holdings, Inc. 87,975 1,245,726
*GSI Technology, Inc. 41,378 133,237
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Harmonic, Inc. 217,647 $ 1,954,470
*Ichor Holdings, Ltd. 207,132 4,097,071
*Identiv, Inc. 29,390 97,575
#Immersion Corp. 46,633 337,157
#*indie Semiconductor, Inc.,
Class A 399,245 794,498
Information Services Group, Inc. 282,945 1,097,827
#*Insight Enterprises, Inc. 22,561 3,119,735
#*inTEST Corp. 71,409 442,736
*IPG Photonics Corp. 187,814 11,248,180
Juniper Networks, Inc. 162,795 5,912,714
*Key Tronic Corp. 76,537 188,281
*Kimball Electronics, Inc. 161,724 2,319,122
*Knowles Corp. 744,176 11,713,330
Kulicke & Soffa Industries, Inc. 220,405 7,103,653
*KVH Industries, Inc. 109,226 558,145
*Lantronix, Inc. 235,689 502,018
*LGL Group, Inc. (The) 11,157 76,425
*LiveRamp Holdings, Inc. 319,073 8,346,950
#*Magnachip Semiconductor
Corp. 235,392 739,131
*MaxLinear, Inc. 4,185 41,808
*Meridianlink, Inc. 1,599 27,039
Methode Electronics, Inc. 209,404 1,312,963
*Mirion Technologies, Inc. 917,302 14,475,026
*Mitek Systems, Inc. 271,838 2,250,819
*N-able, Inc. 387,697 2,737,141
#*Navitas Semiconductor Corp. 187,237 361,367
#*nCino, Inc. 182,141 4,225,671
*NCR Voyix Corp. 337,858 2,895,443
*NETGEAR, Inc. 209,148 5,044,650
*NetScout Systems, Inc. 445,748 9,369,623
*NetSol Technologies, Inc. 17,422 43,207
*nLight, Inc. 38,291 295,224
*Nortech Systems, Inc. 3,969 35,046
*Olo, Inc., Class A 451,929 2,801,960
*ON24, Inc. 255,703 1,196,690
OneSpan, Inc. 90,075 1,339,415
*Optical Cable Corp. 18,666 55,811
#*OSI Systems, Inc. 26,871 5,501,568
PC Connection, Inc. 185,600 11,514,624
#*Penguin Solutions, Inc. 228,508 3,900,632
*Photronics, Inc. 411,421 7,516,662
*Plexus Corp. 182,858 22,387,305
*Powerfleet, Inc. 102,210 515,138
*RF Industries, Ltd. 29,948 114,701
*Ribbon Communications, Inc. 900,575 2,890,846
#Richardson Electronics, Ltd. 86,297 747,332
#*Riot Platforms, Inc. 370,911 2,685,396
*Rogers Corp. 113,270 7,001,219
*Sanmina Corp. 155,271 11,923,260
Sapiens International Corp. NV 19,438 532,407
*ScanSource, Inc. 178,437 5,886,637
*SigmaTron International, Inc. 13,428 17,725
Skyworks Solutions, Inc. 100,126 6,436,099
#*SmartRent, Inc. 580,510 553,284
*Sonim Technologies, Inc. 380 589
*SoundThinking, Inc. 19,395 301,010

62
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Synaptics, Inc. 62,817 $ 3,496,394
Taitron Components, Inc. 10,132 21,885
TD SYNNEX Corp. 517,770 57,368,916
*Telos Corp. 140,046 382,326
#*Terawulf, Inc. 313,246 870,824
*TransAct Technologies, Inc. 24,478 85,183
*Trio-Tech International 5,869 30,284
*TTM Technologies, Inc. 725,259 14,519,685
*Turtle Beach Corp. 5,145 59,425
*Ultra Clean Holdings, Inc. 295,981 5,536,325
#*Veeco Instruments, Inc. 332,908 6,225,380
*Verint Systems, Inc. 359,827 6,347,348
#*Viasat, Inc. 200,697 1,860,461
*Viavi Solutions, Inc. 337,769 3,573,596
Vishay Intertechnology, Inc. 886,056 11,509,867
*Vishay Precision Group, Inc. 81,286 2,027,273
*Vislink Technologies, Inc. 3,011 7,919
*WidePoint Corp. 25,964 110,866
#Xerox Holdings Corp. 854,528 3,768,468
*Xperi, Inc. 286,436 2,116,762
TOTAL INFORMATION
TECHNOLOGY 611,801,630
MATERIALS — (6.5%)
AdvanSix, Inc. 166,504 3,566,516
Alcoa Corp. 819,324 20,098,018
*Alpha Metallurgical Resources,
Inc. 84,311 10,231,140
*Alto Ingredients, Inc. 198,404 178,921
#Amcor PLC 14,904 137,117
American Vanguard Corp. 241,443 1,018,889
*Ampco-Pittsburgh Corp. 80,760 167,173
#*Arq, Inc. 80,852 306,429
*Ascent Industries Co. 60,928 804,250
Ashland, Inc. 301,390 16,392,602
#*Aspen Aerogels, Inc. 326,189 1,761,421
Avient Corp. 460,004 15,322,733
*Bioceres Crop Solutions Corp. 3,423 14,548
Cabot Corp. 24,522 1,925,958
Caledonia Mining Corp. PLC 55,983 737,296
#Carpenter Technology Corp. 140,633 27,509,221
#Celanese Corp. 163,377 7,271,910
#*Century Aluminum Co. 286,538 4,702,089
CF Industries Holdings, Inc. 183,181 14,355,895
*Clearwater Paper Corp. 108,873 2,924,329
#*Cleveland-Cliffs, Inc. 2,511,039 20,690,961
*Coeur Mining, Inc. 2,326,941 12,914,523
Commercial Metals Co. 795,257 35,420,747
#*Compass Minerals
International, Inc. 58,448 785,541
*Core Molding Technologies, Inc. 22,812 350,849
#Eastman Chemical Co. 371,637 28,616,049
*Ecovyst, Inc. 722,462 4,320,323
#Element Solutions, Inc. 490,983 10,020,963
Ferroglobe PLC 149,797 522,791
*Flexible Solutions International,
Inc. 13,592 51,242
Shares Value†
MATERIALS — (Continued)
*Flotek Industries, Inc. 43,606 $ 303,498
FMC Corp. 20,012 838,903
Fortitude Gold Corp. 27,892 96,785
Friedman Industries, Inc. 40,765 701,566
#Graphic Packaging Holding Co. 912,614 23,098,260
Greif, Inc., Class A 207,570 10,893,274
Greif, Inc., Class B 40,256 2,237,026
#Hawkins, Inc. 4,300 523,654
HB Fuller Co. 251,174 13,573,443
Hecla Mining Co. 3,893,750 22,272,250
Huntsman Corp. 1,096,323 14,592,059
*Ingevity Corp. 48,664 1,604,939
Innospec, Inc. 171,258 15,324,166
*Intrepid Potash, Inc. 80,631 2,664,048
Kaiser Aluminum Corp. 94,659 6,101,719
Koppers Holdings, Inc. 117,956 2,955,977
Kronos Worldwide, Inc. 415,439 3,203,035
*LSB Industries, Inc. 178,372 1,138,013
*Magnera Corp. 114,050 1,673,113
Materion Corp. 126,655 10,513,632
Mativ Holdings, Inc. 321,125 1,640,949
#*McEwen Mining, Inc. 254,209 1,982,830
Mercer International, Inc. 429,983 1,922,024
*Metallus, Inc. 280,344 3,546,352
Minerals Technologies, Inc. 225,278 11,622,092
Mosaic Co. (The) 1,712,135 52,048,904
#*MP Materials Corp. 73,969 1,809,282
Myers Industries, Inc. 179,281 1,882,450
*Nexa Resources SA 24,834 145,031
#Northern Technologies
International Corp. 50,890 379,130
*O-I Glass, Inc. 949,180 12,016,619
Olin Corp. 668,586 14,454,829
Olympic Steel, Inc. 69,848 2,252,598
Orion SA 289,043 3,480,078
*Perimeter Solutions, Inc. 426,807 4,323,555
#Quaker Chemical Corp. 73,054 7,739,341
Radius Recycling, Inc. 176,627 5,180,470
#Ramaco Resources, Inc., Class
A 163,213 1,645,187
#Ramaco Resources, Inc., Class
B 13,871 127,197
*Ranpak Holdings Corp. 403,645 1,658,981
*Rayonier Advanced Materials,
Inc. 451,412 1,923,015
Ryerson Holding Corp. 197,688 4,621,945
Sensient Technologies Corp. 109,635 10,300,208
Silgan Holdings, Inc. 363,630 18,781,489
Sonoco Products Co. 383,688 15,731,208
Stepan Co. 138,669 7,011,105
SunCoke Energy, Inc. 610,339 5,529,671
Sylvamo Corp. 104,298 6,218,247
*Tredegar Corp. 138,020 1,072,415
#TriMas Corp. 250,828 6,032,413
Tronox Holdings PLC 985,203 5,329,948
#United States Steel Corp. 1,364,743 59,652,917
#Warrior Met Coal, Inc. 134,737 6,443,123
Westlake Corp. 122,539 11,326,280

63
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
MATERIALS — (Continued)
#Worthington Steel, Inc. 304,397 $ 7,810,827
TOTAL MATERIALS 675,072,514
REAL ESTATE — (1.0%)
*AMREP Corp. 21,708 489,515
*Anywhere Real Estate, Inc. 690,029 2,387,500
*CKX Lands, Inc. 882 9,279
*Comstock Holding Cos., Inc. 81 846
*Cushman & Wakefield PLC 1,412,303 13,233,279
*Douglas Elliman, Inc. 130,218 216,162
*Five Point Holdings LLC, Class A 131,013 689,128
*Forestar Group, Inc. 305,585 5,885,567
*FRP Holdings, Inc. 112,111 2,980,471
#*Howard Hughes Holdings, Inc. 310,480 20,656,234
*Jones Lang LaSalle, Inc. 121,478 27,625,312
#Kennedy-Wilson Holdings, Inc. 672,406 4,303,398
#Marcus & Millichap, Inc. 208,859 6,349,314
Newmark Group, Inc., Class A 899,025 9,880,285
#*Opendoor Technologies, Inc. 501,087 379,974
*RE/MAX Holdings, Inc. 122,203 934,853
RMR Group, Inc. (The), Class A 51,314 753,290
*Seaport Entertainment Group,
Inc. 75,090 1,437,974
#*Star Holdings 36,914 248,800
*Stratus Properties, Inc. 36,707 582,540
#*Tejon Ranch Co. 177,436 3,003,991
TOTAL REAL ESTATE 102,047,712
UTILITIES — (0.3%)
Brookfield Renewable Corp. 100,860 2,870,476
Shares Value†
UTILITIES — (Continued)
Genie Energy, Ltd., Class B 144,720 $ 2,137,514
MDU Resources Group, Inc. 665,845 11,412,583
*Montauk Renewables, Inc. 71,793 150,765
New Jersey Resources Corp. 66,281 3,243,792
Ormat Technologies, Inc. 123,241 8,947,296
*Spruce Power Holding Corp. 5,861 11,781
TOTAL UTILITIES 28,774,207
TOTAL COMMON STOCKS 9,616,166,680
RIGHTS/WARRANTS — ( 0.0% )
HEALTH CARE — (0.0%)
*<Imara, Inc. CVR 1,428 542
*OmniAb Operations, Inc.-
Vesting 12.5 7,556 –
*OmniAb Operations, Inc.-
Vesting 15 7,556 –
*<Opiant Pharma, Inc. CVR 11,182 –
*<Xeris Biopharma Holdings, Inc.
CVR 358 97
*<Xoma Corp. CVR 4/21/2026 21,220 1,486
TOTAL HEALTH CARE 2,125
TOTAL RIGHTS/WARRANTS 2,125
TOTAL INVESTMENT SECURITIES — (93.0%)
(Cost $9,114,691,100) 9,616,168,805
SECURITIES LENDING COLLATERAL — (7.0%)
@§The DFA Short Term
Investment Fund 62,267,957 720,128,919
TOTAL INVESTMENTS — ( 100.0% )
(Cost $9,834,820,019) $ 10,336,297,724
As of April 30, 2025 , Dimensional U.S. Targeted Value ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 40 06/20/25 $ 10,631,810 $ 11,174,000 $ 542,190
Total Futures Contracts ..............
$10,631,810 $11,174,000 $542,190
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 363,883,932 $ — $ — $ 363,883,932
Consumer Discretionary ................ 1,336,630,143 — — 1,336,630,143
Consumer Staples .................... 658,294,361 — — 658,294,361
Energy ............................. 804,807,230 — — 804,807,230
Financials ........................... 2,873,934,086 386,188 1,825 2,874,322,099
Health Care ......................... 632,681,754 — 240,976 632,922,730
Industrials ........................... 1,527,610,122 — — 1,527,610,122

64
Dimensional U.S. Targeted Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Information Technology ................ $ 611,801,630 $ — $ — $ 611,801,630
Materials ........................... 675,072,514 — — 675,072,514
Real Estate .......................... 102,047,712 — — 102,047,712
Utilities ............................. 28,774,207 — — 28,774,207
Rights/Warrants
Health Care ......................... — — 2,125 2,125
Securities Lending Collateral .............. — 720,128,919 — 720,128,919
Total Investments ....................... $9,615,537,691 $720,515,107 $244,926> $10,336,297,724
Financial Instruments
Assets
Futures Contracts** ..................... 542,190 — — 542,190
Total Other Financial Instruments .......... $542,190 $– $– $542,190
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

65
Dimensional U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — ( 95 .7% )
COMMUNICATION SERVICES — ( 7 .6% )
#*Advantage Solutions, Inc. 335,569 $ 449,662
Alphabet, Inc., Class A 2,380,948 378,094,542
Alphabet, Inc., Class C 1,913,223 307,818,448
#*Altice USA, Inc., Class A 62,341 154,606
*Anterix, Inc. 31,115 928,783
AT&T, Inc. 3,935,727 109,019,638
#*Atlanta Braves Holdings, Inc. 5,238 227,591
*Atlanta Braves Holdings, Inc. 93,362 3,721,409
ATN International, Inc. 18,639 329,724
*Bandwidth, Inc., Class A 65,025 807,611
*Boston Omaha Corp., Class A 47,299 734,553
*BuzzFeed, Inc. 58,794 114,648
#Cable One, Inc. 5,058 1,351,852
*Cargurus, Inc. 152,206 4,255,680
*Cars.com, Inc. 61,600 717,024
#*Charter Communications, Inc.,
Class A 142,665 55,904,707
#Cinemark Holdings, Inc. 294,382 8,804,966
*Cineverse Corp. 3,312 9,804
Cogent Communications
Holdings, Inc. 12,864 699,158
Comcast Corp., Class A 2,249,907 76,946,819
CuriosityStream, Inc. 3,279 10,755
*DHI Group, Inc. 36,086 50,881
*E.W. Scripps Co. (The), Class A 35,160 70,672
#*EchoStar Corp., Class A 84,486 1,899,245
Electronic Arts, Inc. 171,052 24,817,935
#Entravision Communications
Corp., Class A 47,947 87,743
*EverQuote, Inc., Class A 26,933 639,389
*Fluent, Inc. 669 1,646
Fox Corp., Class A 345,213 17,188,155
Fox Corp., Class B 216,606 10,015,861
*Frontier Communications Parent,
Inc. 441,887 16,018,404
#*fuboTV, Inc. 261,751 785,253
*Gaia, Inc. 18,400 96,416
#*Gambling.com Group, Ltd. 7,078 91,094
*Gannett Co., Inc. 325,256 1,040,819
*Globalstar, Inc. 35,096 674,545
Gray Media, Inc. 48,142 161,276
Gray Media, Inc., Class A 2,241 17,134
IDT Corp., Class B 50,715 2,548,429
#*IMAX Corp. 110,102 2,678,782
*Integral Ad Science Holding
Corp. 397,148 2,807,836
Interpublic Group of Cos., Inc.
(The) 599,542 15,060,495
Iridium Communications, Inc. 218,638 5,275,735
*IZEA Worldwide, Inc. 5,084 10,524
John Wiley & Sons, Inc., Class A 92,901 4,054,200
John Wiley & Sons, Inc., Class B 215 9,342
*Liberty Broadband Corp., Class
A 18,837 1,677,435
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Broadband Corp., Class
C 154,937 $ 14,004,755
*Liberty Global, Ltd., Class A 254,107 2,782,472
*Liberty Global, Ltd., Class C 411,870 4,670,606
*Liberty Latin America, Ltd., Class
A 98,046 531,409
*Liberty Latin America, Ltd., Class
C 368,100 2,024,550
*Liberty Media Corp.-Liberty Live 12,536 877,269
*Liberty Media Corp.-Liberty Live 67,115 4,799,394
*Liberty Media Corp-Liberty
Formula One 172,249 15,273,319
*Liberty Media Corp-Liberty
Formula One 8,154 656,805
#*Live Nation Entertainment, Inc. 134,660 17,835,717
*Lumen Technologies, Inc. 2,079,347 7,360,888
*Madison Square Garden
Entertainment Corp. 54,042 1,753,122
*Madison Square Garden Sports
Corp. 22,260 4,286,608
#*Magnite, Inc. 351,716 4,181,903
*Marchex, Inc., Class B 13,130 19,301
Marcus Corp. (The) 65,573 1,069,496
Match Group, Inc. 205,339 6,090,355
Meta Platforms, Inc., Class A 1,288,104 707,169,096
National CineMedia, Inc. 154,617 885,955
*Netflix, Inc. 86,177 97,528,234
New York Times Co. (The), Class
A 222,502 11,583,454
News Corp., Class A 477,180 12,941,122
#News Corp., Class B 238,836 7,504,227
Nexstar Media Group, Inc. 71,654 10,723,738
*Nextdoor Holdings, Inc. 522,719 768,397
#Omnicom Group, Inc. 356,514 27,152,106
*Outbrain, Inc. 8,163 28,897
#Paramount Global, Class A 5,950 134,827
#Paramount Global, Class B 160,101 1,879,586
*Pinterest, Inc., Class A 487,810 12,351,349
Playtika Holding Corp. 83,301 438,996
*PubMatic, Inc., Class A 76,903 751,342
*QuinStreet, Inc. 119,170 2,087,858
*Reading International, Inc., Class
A 24,259 30,809
#*Reservoir Media, Inc. 24,457 183,428
*ROBLOX Corp., Class A 31,454 2,108,991
*Roku, Inc. 145,914 9,948,417
Saga Communications, Inc.,
Class A 14,649 166,266
Scholastic Corp. 57,020 1,028,071
Shenandoah Telecommunications
Co. 85,881 956,714
#Shutterstock, Inc. 70,283 1,121,717
Sinclair, Inc. 105,621 1,520,942
#Sirius XM Holdings, Inc. 392,388 8,404,951
*Skillz, Inc. 3,793 19,420

66
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Snap, Inc., Class A 1,233,280 $ 9,816,909
*SPAR Group, Inc. 10,219 10,934
#*Sphere Entertainment Co. 59,506 1,621,539
Spok Holdings, Inc. 19,425 278,555
*Spotify Technology SA 14,301 8,780,528
*Stagwell, Inc. 254,433 1,419,736
#*Starz Entertainment Corp.,
Class A 44,030 390,986
*Starz Entertainment Corp., Class
B 239,090 1,907,938
#*Sunrise Communications AG,
ADR 122,887 6,626,067
*Take-Two Interactive Software,
Inc. 77,472 18,075,767
*TechTarget, Inc. 45,348 361,424
TEGNA, Inc. 334,567 5,430,022
Telephone and Data Systems,
Inc. 266,997 10,009,718
*Thryv Holdings, Inc. 71,310 976,947
TKO Group Holdings, Inc. 34,910 5,687,188
T-Mobile US, Inc. 333,298 82,307,941
*Trade Desk, Inc. (The), Class A 41,637 2,232,992
*Travelzoo 6,930 96,119
*TripAdvisor, Inc. 228,702 2,847,340
*TrueCar, Inc. 186,725 278,220
#*United States Cellular Corp. 71,226 4,890,377
*Urban One, Inc. 21,499 11,007
Verizon Communications, Inc. 2,586,325 113,953,480
*Vimeo, Inc. 386,966 1,950,309
#*Vivid Seats, Inc., Class A 9,780 27,482
Walt Disney Co. (The) 627,530 57,073,853
*Warner Bros Discovery, Inc. 1,586,048 13,751,036
Warner Music Group Corp., Class
A 129,175 3,933,379
*WideOpenWest, Inc. 190,357 833,764
*Yelp, Inc. 125,883 4,415,976
*Zedge, Inc., Class B 4,400 10,648
*Ziff Davis, Inc. 67,438 1,991,444
TOTAL COMMUNICATION
SERVICES 2,428,517,730
CONSUMER DISCRETIONARY — ( 9 .6% )
#*1-800-Flowers.com, Inc., Class
A 82,832 458,061
*Abercrombie & Fitch Co. 82,566 5,731,732
Academy Sports & Outdoors, Inc. 129,701 4,887,134
*Accel Entertainment, Inc. 66,244 682,313
#Acushnet Holdings Corp. 123,083 8,150,556
ADT, Inc. 1,647,694 13,214,506
*Adtalem Global Education, Inc. 92,212 9,792,914
Advance Auto Parts, Inc. 3,678 120,344
*Airbnb, Inc., Class A 79,980 9,751,162
#A-Mark Precious Metals, Inc. 26,278 640,132
*Amazon.com, Inc. 3,166,360 583,940,111
AMCON Distributing Co. 111 13,351
*American Axle & Manufacturing
Holdings, Inc. 130,905 500,057
#American Eagle Outfitters, Inc. 257,614 2,712,675
*American Outdoor Brands, Inc. 27,062 303,771
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*American Public Education, Inc. 45,298 $ 1,064,503
*America's Car-Mart, Inc. 14,779 700,820
*Aptiv PLC 229,834 13,114,328
Aramark 353,146 11,805,671
#*Arhaus, Inc. 118,448 931,001
Ark Restaurants Corp. 2,015 18,659
Arko Corp. 45,387 182,683
*Asbury Automotive Group, Inc. 38,957 8,498,080
Autoliv, Inc. 145,271 13,543,615
*AutoNation, Inc. 77,595 13,513,169
*AutoZone, Inc. 5,818 21,890,807
Bassett Furniture Industries, Inc. 13,902 245,370
Bath & Body Works, Inc. 215,987 6,589,763
*Beazer Homes USA, Inc. 43,437 849,628
Best Buy Co., Inc. 424,921 28,337,981
*Biglari Holdings, Inc., Class A 150 172,050
*Biglari Holdings, Inc., Class B 2,634 613,485
#*Birkenstock Holding PLC 40,796 2,098,138
*BJ's Restaurants, Inc. 57,360 1,909,514
Bloomin' Brands, Inc. 7,562 60,647
Booking Holdings, Inc. 6,584 33,573,660
#*Boot Barn Holdings, Inc. 52,436 5,471,172
BorgWarner, Inc. 452,727 12,848,392
Boyd Gaming Corp. 75,648 5,230,303
*Bright Horizons Family Solutions,
Inc. 101,275 12,701,911
*Brinker International, Inc. 72,424 9,726,543
Brunswick Corp. 87,074 4,009,758
Buckle, Inc. (The) 115,150 4,002,614
Build-A-Bear Workshop, Inc. 32,312 1,139,967
*Burlington Stores, Inc. 88,385 19,890,160
*Caesars Entertainment, Inc. 6,208 167,988
#Caleres, Inc. 44,222 673,943
Camping World Holdings, Inc.,
Class A 86,211 1,039,705
Canterbury Park Holding Corp. 200 3,450
*CarMax, Inc. 194,506 12,578,703
*Carnival Corp. 715,313 13,118,840
Carriage Services, Inc. 38,220 1,527,271
Carter's, Inc. 28,337 936,538
*Carvana Co. 60,073 14,678,838
Cato Corp. (The), Class A 50,261 118,616
*Cava Group, Inc. 21,466 1,984,102
*Cavco Industries, Inc. 13,193 6,515,363
Century Communities, Inc. 75,659 4,126,442
*Champion Homes, Inc. 100,713 8,711,675
#Cheesecake Factory, Inc. (The) 110,375 5,559,589
*Chewy, Inc., Class A 144,932 5,434,950
*Chipotle Mexican Grill, Inc. 592,490 29,932,595
#Choice Hotels International, Inc. 54,351 6,854,205
#Churchill Downs, Inc. 71,872 6,497,948
*Citi Trends, Inc. 12,718 283,993
#Columbia Sportswear Co. 115,250 7,165,093
*ContextLogic, Inc., Class A 4,878 34,829
*Cooper-Standard Holdings, Inc. 11,126 163,218
*Coupang, Inc. 710,619 16,607,166
*Coursera, Inc. 164,416 1,384,383

67
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Cracker Barrel Old Country
Store, Inc. 13,341 $ 569,661
Cricut, Inc., Class A 232 1,155
#*Crocs, Inc. 107,294 10,345,287
*Culp, Inc. 16,029 60,910
D.R. Horton, Inc. 284,141 35,898,374
Dana, Inc. 356,158 4,893,611
Darden Restaurants, Inc. 109,880 22,046,323
*Deckers Outdoor Corp. 217,735 24,131,570
#Designer Brands, Inc., Class A 41,637 116,167
#Dick's Sporting Goods, Inc. 113,810 21,366,689
#Dillard's, Inc., Class A 22,001 7,626,867
Domino's Pizza, Inc. 25,610 12,558,376
*DoorDash, Inc., Class A 48,987 9,449,102
*Dorman Products, Inc. 50,310 5,700,123
*DraftKings, Inc. 154,244 5,134,783
#*Dream Finders Homes, Inc.,
Class A 20,853 472,529
*Duluth Holdings, Inc., Class B 34,904 60,733
#*Duolingo, Inc. 9,840 3,832,483
*Dutch Bros, Inc., Class A 61,464 3,671,859
#eBay, Inc. 501,436 34,177,878
*Educational Development Corp. 112 138
*El Pollo Loco Holdings, Inc. 76,376 714,116
Escalade, Inc. 14,925 226,562
#Ethan Allen Interiors, Inc. 63,193 1,796,577
#*Etsy, Inc. 35,336 1,536,409
*Everi Holdings, Inc. 19,281 270,898
Expedia Group, Inc. 152,919 23,997,579
#*Figs, Inc., Class A 364,068 1,467,194
#*First Watch Restaurant Group,
Inc. 147,170 2,599,022
*Five Below, Inc. 35,711 2,710,108
Flanigan's Enterprises, Inc. 589 14,431
Flexsteel Industries, Inc. 11,529 384,953
*Floor & Decor Holdings, Inc.,
Class A 135,702 9,694,551
*Flutter Entertainment PLC 51,231 12,346,159
*Foot Locker, Inc. 103,789 1,273,491
Ford Motor Co. 4,368,285 43,726,533
*Fossil Group, Inc. 3,010 3,040
*Fox Factory Holding Corp. 45,166 917,321
*Frontdoor, Inc. 111,409 4,580,024
#*Funko, Inc., Class A 129,920 520,979
#*GameStop Corp., Class A 511,043 14,237,658
Gap, Inc. (The) 740,127 16,208,781
Garmin, Ltd. 126,650 23,667,086
#Garrett Motion, Inc. 282,773 2,607,167
General Motors Co. 1,371,517 62,047,429
*Genesco, Inc. 29,122 564,967
Gentex Corp. 377,636 8,224,912
*Gentherm, Inc. 32,613 848,264
#Genuine Parts Co. 197,424 23,207,191
*G-III Apparel Group, Ltd. 108,899 2,746,433
#*Global Business Travel Group I 287,603 1,929,816
*Good Times Restaurants, Inc. 3,415 6,659
*Goodyear Tire & Rubber Co.
(The) 144,203 1,568,929
Graham Holdings Co., Class B 7,005 6,444,950
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Grand Canyon Education, Inc. 56,052 $ 9,997,995
*Green Brick Partners, Inc. 41,138 2,426,731
#Group 1 Automotive, Inc. 25,786 10,408,003
#*Groupon, Inc. 16,663 303,433
#*GrowGeneration Corp. 59,535 69,656
#Guess?, Inc. 53,966 607,118
H&R Block, Inc. 146,448 8,841,066
Hamilton Beach Brands Holding
Co., Class A 16,086 318,503
*Hanesbrands, Inc. 649,836 2,982,747
#Harley-Davidson, Inc. 153,130 3,433,175
Hasbro, Inc. 281,552 17,428,069
Haverty Furniture Cos., Inc. 23,459 426,015
Haverty Furniture Cos., Inc.,
Class A 717 13,157
*Helen of Troy, Ltd. 18,521 515,995
*Hilton Grand Vacations, Inc. 228,157 7,672,920
Hilton Worldwide Holdings, Inc. 87,511 19,731,980
Home Depot, Inc. (The) 493,278 177,821,786
Hooker Furnishings Corp. 23,797 228,451
*Hovnanian Enterprises, Inc.,
Class A 8,118 785,822
#Hyatt Hotels Corp., Class A 40,509 4,564,554
#Installed Building Products, Inc. 54,916 9,106,720
International Game Technology
PLC 58,091 952,692
J Jill, Inc. 3,305 50,302
#Jack in the Box, Inc. 21,664 564,131
JAKKS Pacific, Inc. 26,681 514,676
Jerash Holdings US, Inc. 3,614 10,697
Johnson Outdoors, Inc., Class A 6,535 149,194
KB Home 143,179 7,735,961
Kontoor Brands, Inc. 103,706 6,237,916
#*Kura Sushi USA, Inc., Class A 6,654 391,788
Lakeland Industries, Inc. 13,680 223,394
*Lands' End, Inc. 52,999 470,631
Las Vegas Sands Corp. 684,665 25,106,666
#*Latham Group, Inc. 170,044 929,290
*Laureate Education, Inc. 317,131 6,364,819
La-Z-Boy, Inc. 101,026 3,990,527
#LCI Industries 49,859 3,843,132
Lear Corp. 48,031 4,118,658
*Legacy Housing Corp. 7,559 183,873
#Lennar Corp., Class A 151,351 16,438,232
Lennar Corp., Class B 14,378 1,486,254
Levi Strauss & Co., Class A 197,326 3,159,189
*LGI Homes, Inc. 35,081 1,915,773
*Life Time Group Holdings, Inc. 439,453 13,473,629
Lifetime Brands, Inc. 40,527 147,518
*Light & Wonder, Inc. 48,102 4,106,949
*Lincoln Educational Services
Corp. 48,138 813,532
*Lindblad Expeditions Holdings,
Inc. 9,099 80,435
Lithia Motors, Inc. 37,929 11,104,094
LKQ Corp. 311,380 11,897,830
#*Lovesac Co. (The) 24,339 473,394
Lowe's Cos., Inc. 92,635 20,709,481
#*Lucid Group, Inc. 3,119,118 7,828,986

68
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Lucky Strike Entertainment
Corp. 42,232 $ 396,981
*Lululemon Athletica, Inc. 148,341 40,166,293
*M/I Homes, Inc. 25,233 2,691,856
Macy's, Inc. 467,336 5,336,977
*Malibu Boats, Inc., Class A 41,974 1,198,777
Marine Products Corp. 24,000 201,600
*MarineMax, Inc. 58,971 1,265,518
Marriott International, Inc., Class
A 50,285 11,996,995
Marriott Vacations Worldwide
Corp. 86,844 4,759,920
*MasterCraft Boat Holdings, Inc. 25,013 411,214
*Mattel, Inc. 666,900 10,597,041
Matthews International Corp.,
Class A 45,141 923,133
McDonald's Corp. 131,688 42,094,069
Meritage Homes Corp. 83,596 5,696,231
#*MGM Resorts International 383,455 12,063,494
*Mister Car Wash, Inc. 317,653 2,179,100
#*Mobileye Global, Inc., Class A 130,159 1,897,718
*Modine Manufacturing Co. 94,686 7,730,165
*Mohawk Industries, Inc. 129,687 13,792,212
Monarch Casino & Resort, Inc. 1,457 113,923
Monro, Inc. 47,578 663,237
*Motorcar Parts of America, Inc. 33,054 294,511
Movado Group, Inc. 13,868 192,627
#Murphy USA, Inc. 28,662 14,290,013
Nathan's Famous, Inc. 4,373 427,461
Newell Brands, Inc. 1,043,371 4,987,313
NIKE, Inc., Class B 660,683 37,262,521
Nobility Homes, Inc. 352 10,217
#Nordstrom, Inc. 19,809 478,189
#*Norwegian Cruise Line
Holdings, Ltd. 820,305 13,149,489
*NVR, Inc. 4,005 28,538,629
*ODP Corp. (The) 48,978 670,019
*Ollie's Bargain Outlet Holdings,
Inc. 105,114 11,153,647
*ONE Group Hospitality, Inc.
(The) 51,478 154,949
OneSpaWorld Holdings, Ltd. 202,158 3,376,039
*O'Reilly Automotive, Inc. 9,341 13,219,383
#Oxford Industries, Inc. 38,238 1,858,367
#Papa John's International, Inc. 30,237 1,044,084
#Patrick Industries, Inc. 70,672 5,440,331
*Penn Entertainment, Inc. 37,631 572,744
Penske Automotive Group, Inc. 65,364 10,175,214
Perdoceo Education Corp. 138,045 3,467,690
*Petco Health & Wellness Co.,
Inc. 310,157 914,963
#*PetMed Express, Inc. 4,161 14,064
Phinia, Inc. 98,634 3,960,155
*Planet Fitness, Inc., Class A 92,751 8,773,317
*Playa Hotels & Resorts NV 328,044 4,402,350
#Polaris, Inc. 10,781 366,123
#Pool Corp. 59,937 17,569,932
#*Portillo's, Inc., Class A 120,734 1,248,390
*Potbelly Corp. 9,659 78,238
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
PulteGroup, Inc. 192,494 $ 19,746,035
PVH Corp. 87,218 6,016,298
#*QuantumScape Corp. 726,969 2,842,449
Ralph Lauren Corp. 69,150 15,555,293
*Rave Restaurant Group, Inc. 1,655 4,071
RCI Hospitality Holdings, Inc. 12,873 510,801
Red Rock Resorts, Inc., Class A 57,795 2,467,847
#*Rent the Runway, Inc., Class A 500 2,245
#*Revolve Group, Inc. 85,162 1,693,021
#*RH 10,067 1,852,630
#*Rivian Automotive, Inc., Class A 1,459,022 19,930,241
Rocky Brands, Inc. 15,449 330,454
Ross Stores, Inc. 423,916 58,924,324
Royal Caribbean Cruises, Ltd. 328,955 70,695,719
*Rush Street Interactive, Inc. 18,637 226,067
#*Sabre Corp. 494,352 1,171,614
*Sally Beauty Holdings, Inc. 250,995 2,043,099
Service Corp. International 273,693 21,868,071
*Shake Shack, Inc., Class A 46,030 4,038,672
*SharkNinja, Inc. 230,372 18,544,946
Shoe Carnival, Inc. 61,564 1,069,982
Signet Jewelers, Ltd. 61,146 3,625,958
*Six Flags Entertainment Corp. 34,520 1,187,833
*Skechers USA, Inc., Class A 176,766 8,488,303
#*Sleep Number Corp. 29,952 233,326
Smith & Wesson Brands, Inc. 100,791 960,538
#*Soho House & Co., Inc. 2,379 14,298
#Somnigroup International, Inc. 225,714 13,782,097
Sonic Automotive, Inc., Class A 47,436 2,880,314
*Sonos, Inc. 127,767 1,176,734
Standard Motor Products, Inc. 56,556 1,532,668
Starbucks Corp. 185,515 14,850,476
Steven Madden, Ltd. 76,855 1,613,955
*Stitch Fix, Inc., Class A 286,527 936,943
*Stoneridge, Inc. 25,327 97,762
Strategic Education, Inc. 55,560 4,532,585
*Strattec Security Corp. 8,704 290,017
#*Stride, Inc. 95,946 13,648,319
Sturm Ruger & Co., Inc. 8,772 356,670
Superior Group of Cos., Inc. 33,632 349,100
#*Sweetgreen, Inc., Class A 189,713 3,695,609
Tapestry, Inc. 527,651 37,278,543
*Target Hospitality Corp. 40,712 276,842
*Taylor Morrison Home Corp. 210,055 12,046,654
*Tesla, Inc. 332,325 93,768,822
Texas Roadhouse, Inc. 125,195 20,777,362
#Thor Industries, Inc. 113,557 8,223,798
*Tile Shop Holdings, Inc. 112,726 639,156
#*Tilly's, Inc., Class A 51,650 79,025
TJX Cos., Inc. (The) 564,069 72,584,399
Toll Brothers, Inc. 141,846 14,308,006
#*TopBuild Corp. 49,666 14,689,216
#*Topgolf Callaway Brands Corp. 42,645 281,883
#*Torrid Holdings, Inc. 3,934 24,981
#Tractor Supply Co. 385,750 19,526,665
Travel + Leisure Co. 78,329 3,440,993
*Tri Pointe Homes, Inc. 212,250 6,526,688
*Udemy, Inc. 22,545 154,884

69
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Ulta Beauty, Inc. 66,421 $ 26,278,804
#*Under Armour, Inc., Class A 389,788 2,229,587
*Under Armour, Inc., Class C 423,298 2,302,741
*Unifi, Inc. 28,350 144,302
#*United Parks & Resorts, Inc. 71,000 3,099,150
*Universal Electronics, Inc. 24,934 120,930
*Universal Technical Institute, Inc. 135,545 3,803,393
Upbound Group, Inc. 132,031 2,627,417
*Urban Outfitters, Inc. 195,825 10,335,644
#Vail Resorts, Inc. 42,865 5,966,808
*Valvoline, Inc. 195,012 6,681,111
#*Vera Bradley, Inc. 41,235 80,408
#VF Corp. 697,940 8,291,527
*Victoria's Secret & Co. 197,020 3,703,976
*Visteon Corp. 38,084 3,015,872
*Warby Parker, Inc., Class A 198,031 3,269,492
#Wendy's Co. (The) 276,211 3,452,638
Weyco Group, Inc. 19,326 577,847
#Whirlpool Corp. 111,328 8,492,100
Williams-Sonoma, Inc. 137,384 21,221,706
Wingstop, Inc. 24,206 6,387,721
Winmark Corp. 4,480 1,612,845
Winnebago Industries, Inc. 38,547 1,226,566
#Wolverine World Wide, Inc. 157,154 2,050,860
*Worksport, Ltd. 3,766 11,976
Wyndham Hotels & Resorts, Inc. 129,474 11,044,132
Wynn Resorts, Ltd. 48,647 3,906,841
#*XPEL, Inc. 26,820 768,125
*YETI Holdings, Inc. 186,078 5,312,527
Yum! Brands, Inc. 126,281 18,997,714
*Zumiez, Inc. 51,207 599,122
TOTAL CONSUMER
DISCRETIONARY 3,080,391,606
CONSUMER STAPLES — ( 6 .1% )
Albertsons Cos., Inc., Class A 1,189,338 26,141,649
#Alico, Inc. 18,552 529,474
Altria Group, Inc. 311,705 18,437,351
Andersons, Inc. (The) 77,950 2,939,495
Archer-Daniels-Midland Co. 212,452 10,144,583
#B&G Foods, Inc. 83,168 573,028
*BellRing Brands, Inc. 104,837 8,087,126
*BJ's Wholesale Club Holdings,
Inc. 262,225 30,827,171
*Boston Beer Co., Inc. (The),
Class A 13,126 3,226,371
*Bridgford Foods Corp. 2,509 20,398
Brown-Forman Corp., Class A 14,739 510,117
#Brown-Forman Corp., Class B 170,484 5,939,663
Bunge Global SA 113,468 8,932,201
Calavo Growers, Inc. 43,118 1,190,919
#Cal-Maine Foods, Inc. 92,636 8,649,423
Casey's General Stores, Inc. 61,967 28,665,315
*Celsius Holdings, Inc. 29,649 1,036,529
#*Central Garden & Pet Co. 18,254 612,604
*Central Garden & Pet Co., Class
A 116,435 3,442,983
#*Chefs' Warehouse, Inc. (The) 74,007 4,216,179
Church & Dwight Co., Inc. 150,331 14,933,882
Shares Value†
CONSUMER STAPLES — (Continued)
Clorox Co. (The) 112,665 $ 16,032,229
Coca-Cola Co. (The) 2,012,003 145,970,818
Coca-Cola Consolidated, Inc. 14,535 19,706,698
#*Coffee Holding Co., Inc. 3,887 13,410
Colgate-Palmolive Co. 359,440 33,136,774
Conagra Brands, Inc. 509,324 12,585,396
Constellation Brands, Inc., Class
A 59,743 11,204,202
Costco Wholesale Corp. 205,078 203,950,071
*Coty, Inc., Class A 264,775 1,337,114
*Darling Ingredients, Inc. 288,107 9,274,164
Dole PLC 210,340 3,195,065
Dollar General Corp. 175,699 16,461,239
*Dollar Tree, Inc. 234,215 19,151,761
Edgewell Personal Care Co. 108,449 3,313,117
#*elf Beauty, Inc. 39,539 2,446,278
Energizer Holdings, Inc. 119,032 3,218,625
*Farmer Bros Co. 21,070 39,401
*FitLife Brands, Inc. 910 13,741
Flowers Foods, Inc. 320,466 5,636,997
#*Forafric Global PLC 2,217 18,202
Fresh Del Monte Produce, Inc. 110,115 3,745,011
#*Freshpet, Inc. 47,900 3,522,566
#General Mills, Inc. 475,204 26,963,075
*Herbalife, Ltd. 17,804 128,189
#Hershey Co. (The) 175,805 29,392,838
*HF Foods Group, Inc. 24,883 93,311
*Honest Co., Inc. (The) 234,527 1,123,384
Hormel Foods Corp. 659,711 19,725,359
Ingles Markets, Inc., Class A 30,592 1,887,220
Ingredion, Inc. 93,120 12,368,198
#Interparfums, Inc. 56,551 6,175,369
J&J Snack Foods Corp. 31,591 4,093,878
J.M. Smucker Co. (The) 148,636 17,281,908
John B. Sanfilippo & Son, Inc. 11,321 750,243
Kellanova 124,550 10,309,003
Kenvue, Inc. 1,674,768 39,524,525
Keurig Dr Pepper, Inc. 905,644 31,326,226
Kimberly-Clark Corp. 259,052 34,137,873
Kraft Heinz Co. (The) 781,391 22,738,478
#Kroger Co. (The) 978,593 70,664,201
*Laird Superfood, Inc. 1,101 6,441
Lamb Weston Holdings, Inc. 113,144 5,975,135
Lancaster Colony Corp. 44,911 7,310,613
#Lifevantage Corp. 12,106 149,751
*Lifeway Foods, Inc. 12,650 299,552
Limoneira Co. 41,759 627,638
*Mama's Creations, Inc. 7,696 50,794
*Maplebear, Inc. 241,913 9,649,910
McCormick & Co., Inc. 173,741 13,318,985
McCormick & Co., Inc. 3,018 231,450
*Medifast, Inc. 5,600 73,584
#MGP Ingredients, Inc. 19,124 563,584
*Mission Produce, Inc. 102,239 1,070,954
Molson Coors Beverage Co.,
Class B 233,346 13,424,395
Mondelez International, Inc.,
Class A 547,933 37,330,675

70
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Monster Beverage Corp. 499,830 $ 30,049,780
National Beverage Corp. 115,601 5,132,684
*Natural Alternatives International,
Inc. 5,470 16,410
Natural Grocers by Vitamin
Cottage, Inc. 57,159 2,867,095
Natural Health Trends Corp. 10,562 52,388
*Nature's Sunshine Products, Inc. 25,495 314,098
Oil-Dri Corp. of America 23,877 1,004,983
#*Olaplex Holdings, Inc. 429,868 563,127
PepsiCo, Inc. 836,910 113,468,258
*Performance Food Group Co. 212,347 17,127,909
Philip Morris International, Inc. 267,943 45,914,712
Pilgrim's Pride Corp. 188,135 10,268,408
*Post Holdings, Inc. 122,235 13,833,335
PriceSmart, Inc. 61,692 6,261,121
Primo Brands Corp. 437,938 14,307,434
Procter & Gamble Co. (The) 1,391,626 226,236,639
Reynolds Consumer Products,
Inc. 330,542 7,602,466
*S&W Seed Co. 1,044 6,013
Seaboard Corp. 968 2,503,229
*Seneca Foods Corp., Class A 13,131 1,177,719
*Seneca Foods Corp., Class B 405 36,454
*Simply Good Foods Co. (The) 224,128 8,093,262
SpartanNash Co. 78,610 1,559,622
Spectrum Brands Holdings, Inc. 62,520 3,945,012
*Sprouts Farmers Market, Inc. 172,988 29,580,948
Sysco Corp. 488,486 34,877,900
Target Corp. 493,391 47,710,910
#The Campbell's Company 430,781 15,706,275
#Tootsie Roll Industries, Inc. 73,971 2,367,072
*TreeHouse Foods, Inc. 119,531 2,783,877
Turning Point Brands, Inc. 44,524 2,732,883
Tyson Foods, Inc., Class A 198,160 12,135,318
*United Natural Foods, Inc. 140,226 3,745,436
United-Guardian, Inc. 1,261 9,975
Universal Corp. 58,983 3,436,939
*US Foods Holding Corp. 405,335 26,614,296
*USANA Health Sciences, Inc. 19,278 541,519
Utz Brands, Inc. 113,943 1,514,302
Village Super Market, Inc., Class
A 25,471 938,606
*Vita Coco Co., Inc. (The) 113,414 3,748,333
#*Vital Farms, Inc. 85,167 2,916,118
Walmart, Inc. 1,491,823 145,079,787
WD-40 Co. 19,788 4,518,788
Weis Markets, Inc. 63,305 5,443,597
*Willamette Valley Vineyards, Inc. 1,711 10,386
#WK Kellogg Co. 182,723 3,276,223
*Zevia PBC, Class A 16,006 36,174
TOTAL CONSUMER STAPLES 1,973,863,899
ENERGY — ( 4 .5% )
*Amplify Energy Corp. 12,556 32,646
Antero Midstream Corp. 815,731 13,500,348
*Antero Resources Corp. 409,741 14,271,279
#APA Corp. 13,089 203,403
Archrock, Inc. 367,810 8,654,569
Shares Value†
ENERGY — (Continued)
Ardmore Shipping Corp. 98,824 $ 942,781
Aris Water Solutions, Inc., Class
A 66,590 1,662,086
#Atlas Energy Solutions, Inc. 212,362 2,873,258
Baker Hughes Co. 929,996 32,921,858
*Bristow Group, Inc. 69,852 2,028,502
Cactus, Inc., Class A 126,534 4,800,700
California Resources Corp. 86,519 2,985,771
#*Centrus Energy Corp., Class A 40,686 2,819,133
ChampionX Corp. 345,710 8,341,982
Cheniere Energy, Inc. 262,558 60,679,779
Chevron Corp. 905,971 123,266,414
Chord Energy Corp. 32,135 2,899,541
Civitas Resources, Inc. 92,892 2,531,307
*Clean Energy Fuels Corp. 358,341 519,594
#*CNX Resources Corp. 347,568 10,228,926
#*Comstock Resources, Inc. 511,332 9,342,036
*Comstock, Inc. 10,133 23,813
ConocoPhillips 940,128 83,784,207
#Core Laboratories, Inc. 38,423 436,870
#Core Natural Resources, Inc. 106,075 7,659,676
Coterra Energy, Inc. 908,937 22,323,493
Crescent Energy Co., Class A 375,863 3,112,146
#CVR Energy, Inc. 16,262 306,701
Delek US Holdings, Inc. 110,803 1,442,655
Devon Energy Corp. 419,273 12,750,092
DHT Holdings, Inc. 359,887 3,847,192
Diamondback Energy, Inc. 199,827 26,379,162
*DMC Global, Inc. 4,704 30,529
Dorian LPG, Ltd. 85,962 1,841,306
DT Midstream, Inc. 162,707 15,815,120
*Empire Petroleum Corp. 2,806 12,880
Energy Services of America Corp. 12,384 105,883
EOG Resources, Inc. 329,652 36,370,505
Epsilon Energy, Ltd. 18,185 127,841
EQT Corp. 519,632 25,690,606
Evolution Petroleum Corp. 55,107 230,898
Excelerate Energy, Inc., Class A 35,473 907,399
Expand Energy Corp. 374,604 38,921,356
*Expro Group Holdings NV 52,198 431,677
Exxon Mobil Corp. 2,553,910 269,769,513
*Forum Energy Technologies, Inc. 1,126 16,496
FutureFuel Corp. 63,892 262,596
*Geospace Technologies Corp. 21,262 136,927
#*Gevo, Inc. 30,871 33,958
Granite Ridge Resources, Inc. 137,114 659,518
#*Green Plains, Inc. 19,882 71,178
*Gulf Island Fabrication, Inc. 31,277 223,631
*Gulfport Energy Corp. 30,364 5,237,790
*Hallador Energy Co. 94,624 1,330,887
Halliburton Co. 481,256 9,538,494
*Helix Energy Solutions Group,
Inc. 373,588 2,275,151
Helmerich & Payne, Inc. 197,530 3,731,342
Hess Corp. 392,058 50,595,085
HF Sinclair Corp. 127,474 3,833,143
*Innovex International, Inc. 78,517 1,185,607
International Seaways, Inc. 86,779 2,947,015

71
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
ENERGY — (Continued)
Kinder Morgan, Inc. 1,421,410 $ 37,383,083
Kinetik Holdings, Inc. 52,590 2,174,071
Kodiak Gas Services, Inc. 173,015 5,884,240
#*Kosmos Energy, Ltd. 35,283 54,336
Liberty Energy, Inc. 305,136 3,509,064
#Magnolia Oil & Gas Corp., Class
A 437,131 8,974,299
*Mammoth Energy Services, Inc. 7,833 19,817
Marathon Petroleum Corp. 231,030 31,745,832
Matador Resources Co. 133,834 5,291,796
Mexco Energy Corp. 346 2,249
*MIND Technology, Inc. 10,541 70,730
#Murphy Oil Corp. 283,568 5,821,651
#*Nabors Industries, Ltd. 17,551 471,069
NACCO Industries, Inc., Class A 11,458 399,884
*Natural Gas Services Group, Inc. 30,777 553,063
*NCS Multistage Holdings, Inc. 1,416 41,786
#Nordic American Tankers, Ltd. 195,490 500,454
#Northern Oil & Gas, Inc. 230,935 5,611,720
NOV, Inc. 680,859 7,904,773
*NPK International, Inc. 195,504 1,130,013
#Occidental Petroleum Corp. 840,972 33,142,707
*Oceaneering International, Inc. 231,789 4,114,255
*Oil States International, Inc. 98,351 345,212
ONEOK, Inc. 427,716 35,141,147
Ovintiv, Inc. 402,663 13,521,424
*Par Pacific Holdings, Inc. 45,715 654,639
Patterson-UTI Energy, Inc. 136,198 768,157
PBF Energy, Inc., Class A 13,928 239,283
Peabody Energy Corp. 24,444 301,639
Permian Resources Corp. 1,067,481 12,596,276
Phillips 66 290,350 30,213,821
PHX Minerals, Inc. 60,219 230,639
*PrimeEnergy Resources Corp. 2,345 398,345
*ProPetro Holding Corp. 250,640 1,248,187
Range Resources Corp. 365,698 12,408,133
Ranger Energy Services, Inc. 57,321 635,690
*REX American Resources Corp. 33,611 1,335,029
Riley Exploration Permian, Inc. 40,887 1,009,091
#RPC, Inc. 527,412 2,494,659
Schlumberger NV 1,382,132 45,955,889
Scorpio Tankers, Inc. 82,726 3,117,943
*SEACOR Marine Holdings, Inc. 14,945 72,932
*Seadrill, Ltd. 126,775 2,603,958
Select Water Solutions, Inc. 261,510 2,228,065
SFL Corp., Ltd. 380,299 3,126,058
#Sitio Royalties Corp., Class A 168,969 2,865,714
SM Energy Co. 121,179 2,761,669
Smart Sand, Inc. 43,097 90,504
Solaris Energy Infrastructure, Inc. 64,576 1,365,137
#*Stabilis Solutions, Inc. 154 896
*Talos Energy, Inc. 105,466 725,606
Targa Resources Corp. 210,522 35,978,210
TechnipFMC PLC 718,814 20,248,990
Teekay Corp., Ltd. 211,403 1,524,216
Teekay Tankers, Ltd., Class A 64,601 2,750,065
*TETRA Technologies, Inc. 235,878 672,252
#Texas Pacific Land Corp. 17,492 22,544,914
Shares Value†
ENERGY — (Continued)
*Tidewater, Inc. 56,078 $ 2,029,463
#*Transocean, Ltd. 578,022 1,231,187
*Uranium Energy Corp. 679,366 3,566,671
#VAALCO Energy, Inc. 42,890 140,250
#*Valaris, Ltd. 10,646 343,972
Valero Energy Corp. 300,634 34,900,601
#*Vital Energy, Inc. 28,555 404,910
#Vitesse Energy, Inc. 72,119 1,474,834
Weatherford International PLC 87,296 3,614,054
Williams Cos., Inc. (The) 621,961 36,428,256
World Kinect Corp. 136,364 3,421,373
TOTAL ENERGY 1,444,437,103
FINANCIALS — ( 16 .6% )
1st Source Corp. 58,114 3,483,934
*Acacia Research Corp. 98,699 304,980
Acadian Asset Management, Inc. 54,318 1,463,327
ACNB Corp. 11,957 501,118
Affiliated Managers Group, Inc. 60,192 9,969,601
Affinity Bancshares, Inc. 7,054 129,511
*Affirm Holdings, Inc. 236,782 11,782,272
Aflac, Inc. 294,018 31,953,876
Alerus Financial Corp. 15,416 306,470
Allstate Corp. (The) 175,519 34,821,214
Ally Financial, Inc. 388,878 12,700,755
Amalgamated Financial Corp. 76,808 2,162,913
Amerant Bancorp, Inc. 58,144 979,145
American Coastal Insurance
Corp. 29,429 336,373
American Express Co. 357,083 95,130,482
American Financial Group, Inc. 114,293 14,476,351
American International Group,
Inc. 589,686 48,071,203
Ameriprise Financial, Inc. 128,365 60,462,482
Ameris Bancorp 140,851 8,253,869
AMERISAFE, Inc. 39,558 1,839,051
AmeriServ Financial, Inc. 3,367 8,114
Ames National Corp. 12,248 212,625
Aon PLC, Class A 82,243 29,178,994
#Apollo Global Management, Inc. 156,603 21,373,177
Arch Capital Group, Ltd. 353,959 32,097,002
#Ares Management Corp., Class
A 41,424 6,318,403
Arrow Financial Corp. 41,352 1,014,365
Arthur J. Gallagher & Co. 74,725 23,963,560
#Artisan Partners Asset
Management, Inc., Class A 146,413 5,414,353
Associated Banc-Corp. 349,460 7,709,088
Associated Capital Group, Inc.,
Class A 3,204 115,728
Assurant, Inc. 70,211 13,532,468
Assured Guaranty, Ltd. 103,181 9,052,069
#Atlantic Union Bankshares Corp. 286,753 7,943,058
*Atlanticus Holdings Corp. 34,825 1,909,107
Auburn National Bancorp, Inc. 2,938 57,820
*AvidXchange Holdings, Inc. 377,213 3,066,742
Axis Capital Holdings, Ltd. 152,858 14,723,283
*Axos Financial, Inc. 113,550 7,208,154

72
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
#*Baldwin Insurance Group, Inc.
(The) 73,033 $ 3,039,633
Banc of California, Inc. 206,614 2,785,157
BancFirst Corp. 66,552 7,841,157
*Bancorp, Inc. (The) 115,348 5,572,462
Bank First Corp. 2,426 264,871
Bank of America Corp. 2,377,322 94,807,601
Bank of Hawaii Corp. 81,342 5,377,520
Bank of Marin Bancorp 33,924 696,121
Bank of New York Mellon Corp.
(The) 522,464 42,011,330
Bank of NT Butterfield & Son, Ltd.
(The) 100,840 4,051,751
Bank of the James Financial
Group, Inc. 2,062 27,878
Bank OZK 231,371 9,856,405
Bank7 Corp. 2,655 96,642
BankFinancial Corp. 28,302 347,832
BankUnited, Inc. 155,515 5,086,896
Bankwell Financial Group, Inc. 17,847 605,192
#Banner Corp. 77,283 4,725,083
Bar Harbor Bankshares 40,135 1,189,601
BayCom Corp. 21,979 571,674
BCB Bancorp, Inc. 37,146 305,340
*Berkshire Hathaway, Inc., Class
B 633,153 337,628,837
Berkshire Hills Bancorp, Inc. 114,561 2,844,550
#BGC Group, Inc., Class A 636,894 5,770,260
Blackrock, Inc. 34,361 31,414,888
Blackstone, Inc. 116,963 15,405,197
*Block, Inc. 375,723 21,968,524
*Blue Foundry Bancorp 30,463 284,524
*Blue Ridge Bankshares, Inc. 12,278 42,114
BOK Financial Corp. 128,989 12,017,905
Bread Financial Holdings, Inc. 101,560 4,819,022
#Bridge Investment Group
Holdings, Inc., Class A 16,632 159,501
*Bridgewater Bancshares, Inc. 59,163 910,519
*Brighthouse Financial, Inc. 118,191 6,881,080
*Broadway Financial Co. 1,626 10,569
Brookline Bancorp, Inc. 222,746 2,325,468
Brown & Brown, Inc. 186,422 20,618,273
Burke & Herbert Financial
Services Corp. 2,161 120,822
Business First Bancshares, Inc. 64,910 1,496,176
*BV Financial, Inc. 1,978 30,362
Byline Bancorp, Inc. 111,115 2,837,877
C&F Financial Corp. 8,312 538,368
Cadence Bank 379,605 11,107,242
*California Bancorp 10,241 143,067
Camden National Corp. 41,701 1,606,323
*Cantaloupe, Inc. 86,583 692,664
Capital Bancorp, Inc. 6,446 203,629
Capital City Bank Group, Inc. 42,100 1,538,334
Capital One Financial Corp. 162,309 29,257,820
Capitol Federal Financial, Inc. 278,281 1,577,853
#Carlyle Group, Inc. (The) 378,213 14,614,150
*Carter Bankshares, Inc. 26,566 406,725
Cass Information Systems, Inc. 34,723 1,414,615
Shares Value†
FINANCIALS — (Continued)
Cathay General Bancorp 143,835 $ 5,996,481
CB Financial Services, Inc. 1,846 52,943
Cboe Global Markets, Inc. 68,799 15,259,618
*CCUR Holdings, Inc. 1 2,085
Central Pacific Financial Corp. 67,011 1,721,513
CF Bankshares, Inc. 4,159 95,574
Charles Schwab Corp. (The) 721,697 58,746,136
Chemung Financial Corp. 7,213 319,824
ChoiceOne Financial Services,
Inc. 500 14,215
Chubb, Ltd. 133,341 38,146,193
Cincinnati Financial Corp. 108,408 15,091,478
Citigroup, Inc. 649,563 44,417,118
Citizens & Northern Corp. 38,486 740,856
Citizens Community Bancorp, Inc. 13,901 206,013
Citizens Financial Group, Inc. 555,467 20,491,178
Citizens Financial Services, Inc. 195 10,614
City Holding Co. 35,356 4,096,700
Civista Bancshares, Inc. 33,460 753,185
CME Group, Inc. 83,178 23,046,960
CNB Financial Corp. 52,184 1,145,439
CNO Financial Group, Inc. 207,575 7,875,396
*Coastal Financial Corp. 30,723 2,523,894
#Cohen & Steers, Inc. 107,118 8,175,246
*Coinbase Global, Inc., Class A 149,877 30,408,545
Colony Bankcorp, Inc. 27,245 422,842
Columbia Banking System, Inc. 428,973 9,617,575
#*Columbia Financial, Inc. 130,267 1,754,697
Comerica, Inc. 237,789 12,781,159
#Commerce Bancshares, Inc. 228,318 13,868,035
Community Financial System, Inc. 106,415 5,809,195
Community Trust Bancorp, Inc. 44,483 2,177,888
Community West Bancshares 44,862 785,085
ConnectOne Bancorp, Inc. 94,848 2,136,925
*Consumer Portfolio Services,
Inc. 32,536 300,307
Corebridge Financial, Inc. 1,014,847 30,069,917
*Corpay, Inc. 88,195 28,696,007
Crawford & Co., Class A 48,972 544,569
Crawford & Co., Class B 51,124 546,004
#*Credit Acceptance Corp. 19,725 9,614,360
#Cullen/Frost Bankers, Inc. 107,336 12,501,424
*Customers Bancorp, Inc. 77,795 3,889,750
CVB Financial Corp. 282,244 5,232,804
*Dave, Inc. 23,364 2,215,374
Diamond Hill Investment Group,
Inc. 3,710 467,386
DigitalBridge Group, Inc. 264,506 2,221,850
Dime Community Bancshares,
Inc. 107,045 2,749,986
Discover Financial Services 215,348 39,337,619
Donegal Group, Inc., Class A 66,666 1,289,987
Donegal Group, Inc., Class B 1,947 32,126
*Donnelley Financial Solutions,
Inc. 55,014 2,651,675
Eagle Bancorp Montana, Inc. 11,611 202,031
Eagle Bancorp, Inc. 77,116 1,384,232
East West Bancorp, Inc. 200,846 17,182,375
Eastern Bankshares, Inc. 451,088 6,730,233

73
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
*eHealth, Inc. 34,824 $ 193,621
Employers Holdings, Inc. 59,232 2,878,083
Enact Holdings, Inc. 143,359 5,130,819
*Encore Capital Group, Inc. 60,423 2,078,551
*Enova International, Inc. 59,024 5,417,813
*Enstar Group, Ltd. 25,835 8,639,482
Enterprise Bancorp, Inc. 19,550 727,260
Enterprise Financial Services
Corp. 85,087 4,426,226
Equitable Holdings, Inc. 530,263 26,221,505
Equity Bancshares, Inc., Class A 43,123 1,659,804
#Erie Indemnity Co., Class A 21,220 7,609,916
Esquire Financial Holdings, Inc. 18,526 1,536,176
ESSA Bancorp, Inc. 7,776 143,856
Essent Group, Ltd. 211,324 12,030,675
*Euronet Worldwide, Inc. 85,414 8,464,527
Evans Bancorp, Inc. 6,497 249,810
Evercore, Inc. 63,562 13,048,643
Everest Group, Ltd. 60,406 21,675,485
EVERTEC, Inc. 121,138 4,111,424
#*EZCORP, Inc., Class A 127,979 2,095,016
F&G Annuities & Life, Inc. 44,404 1,545,703
FactSet Research Systems, Inc. 61,696 26,666,245
Farmers & Merchants Bancorp,
Inc. 5,802 151,838
Farmers National Banc Corp. 33,580 437,883
FB Financial Corp. 103,985 4,425,602
Federal Agricultural Mortgage
Corp., Class A 695 90,597
Federal Agricultural Mortgage
Corp., Class C 19,735 3,460,138
Federated Hermes, Inc. 181,409 7,367,020
Fidelis Insurance Holdings, Ltd. 193,771 3,168,156
Fidelity D&D Bancorp, Inc. 867 35,096
Fidelity National Financial, Inc. 377,260 24,163,503
Fidelity National Information
Services, Inc. 512,991 40,464,730
Fifth Third Bancorp 627,580 22,555,225
#*Finance Of America Cos., Inc.,
Class A 1,663 34,723
Financial Institutions, Inc. 50,246 1,275,746
Finward Bancorp 4,736 145,206
*Finwise Bancorp 17,276 261,213
First American Financial Corp. 203,666 12,384,929
First Bancorp 334,073 6,561,194
First Bancorp 96,629 3,909,609
First Bancorp, Inc. (The) 26,230 640,799
First Bank 32,561 468,227
First Busey Corp. 217,010 4,511,638
First Business Financial Services,
Inc. 19,704 948,551
First Capital, Inc. 3,434 154,908
First Citizens BancShares, Inc.,
Class A 11,889 21,152,195
First Commonwealth Financial
Corp. 261,516 4,006,425
First Community Bankshares, Inc. 44,686 1,683,768
First Community Corp. 12,298 289,003
First Financial Bancorp 199,109 4,609,373
Shares Value†
FINANCIALS — (Continued)
First Financial Bankshares, Inc. 239,627 $ 8,029,901
First Financial Corp. 29,258 1,445,345
First Financial Northwest, Inc. 13,447 311,970
*First Foundation, Inc. 73,194 367,434
#First Guaranty Bancshares, Inc. 2,269 21,329
First Hawaiian, Inc. 257,563 5,887,890
First Horizon Corp. 648,093 11,717,521
First Internet Bancorp 17,854 379,576
First Interstate BancSystem, Inc.,
Class A 213,847 5,601,722
First Merchants Corp. 121,324 4,323,987
First Mid Bancshares, Inc. 56,574 1,891,269
First National Corp. 5,593 109,064
First Northwest Bancorp 21,403 220,451
First of Long Island Corp. (The) 48,656 560,517
First Savings Financial Group,
Inc. 7,252 193,193
First United Corp. 12,988 386,653
First US Bancshares, Inc. 2,977 37,213
*First Western Financial, Inc. 7,616 160,621
FirstCash Holdings, Inc. 89,913 12,044,745
*Firstsun Capital Bancorp 8,003 280,025
*Fiserv, Inc. 233,091 43,021,606
Five Star Bancorp 10,346 286,377
#Flagstar Financial, Inc. 341,141 3,994,761
Flushing Financial Corp. 81,098 970,743
FNB Corp. 735,495 9,627,630
Franklin Financial Services Corp. 6,474 249,896
#Franklin Resources, Inc. 404,795 7,593,954
FS Bancorp, Inc. 13,500 527,850
Fulton Financial Corp. 379,452 6,329,259
*FVCBankcorp, Inc. 20,381 232,751
#GCM Grosvenor, Inc., Class A 22,890 287,041
*Genworth Financial, Inc. 856,862 5,878,073
German American Bancorp, Inc. 71,195 2,699,002
Glacier Bancorp, Inc. 228,972 9,332,899
Glen Burnie Bancorp 1,062 5,576
Global Payments, Inc. 165,722 12,646,246
Globe Life, Inc. 148,395 18,303,039
*GoHealth, Inc., Class A 1,155 12,162
Goldman Sachs Group, Inc. (The) 129,030 70,650,377
#Goosehead Insurance, Inc.,
Class A 24,777 2,408,572
Great Southern Bancorp, Inc. 26,047 1,432,585
*Green Dot Corp., Class A 126,890 1,062,069
Greene County Bancorp, Inc. 1,379 30,683
*Greenlight Capital Re, Ltd.,
Class A 87,755 1,150,907
#Guaranty Bancshares, Inc. 17,031 672,043
Guild Holdings Co., Class A 982 12,727
*Hagerty, Inc., Class A 5,045 44,446
#Hamilton Lane, Inc., Class A 52,902 8,172,830
Hancock Whitney Corp. 178,437 9,294,783
Hanmi Financial Corp. 77,283 1,767,462
Hanover Bancorp, Inc. 210 4,870
Hanover Insurance Group, Inc.
(The) 73,846 12,265,821
HarborOne Bancorp, Inc. 107,506 1,216,968

74
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Hartford Insurance Group, Inc.
(The) 340,608 $ 41,782,383
Hawthorn Bancshares, Inc. 4,727 139,541
HBT Financial, Inc. 8,560 198,378
#HCI Group, Inc. 21,271 3,111,947
Hennessy Advisors, Inc. 14,900 160,622
Heritage Commerce Corp. 159,072 1,438,011
Heritage Financial Corp. 83,684 1,909,669
*Heritage Global, Inc. 47,405 95,758
*Heritage Insurance Holdings, Inc. 80,793 1,526,988
Hilltop Holdings, Inc. 114,962 3,394,828
#Hingham Institution For Savings
(The) 2,325 580,227
*Hippo Holdings, Inc. 60,219 1,392,263
Home Bancorp, Inc. 14,009 705,213
Home BancShares, Inc. 407,039 11,295,332
Home Federal Bancorp, Inc. of
Louisiana 603 7,773
*HomeStreet, Inc. 46,119 523,912
HomeTrust Bancshares, Inc. 16,804 573,689
Hope Bancorp, Inc. 314,005 3,130,630
Horace Mann Educators Corp. 92,065 3,824,380
Horizon Bancorp, Inc. 109,035 1,600,634
Houlihan Lokey, Inc. 70,932 11,496,659
Huntington Bancshares, Inc. 1,025,203 14,896,200
IF Bancorp, Inc. 1,643 39,120
Independent Bank Corp. 86,464 5,109,158
Independent Bank Corp. 53,014 1,614,806
Interactive Brokers Group, Inc. 11,866 2,039,172
Intercontinental Exchange, Inc. 133,158 22,366,549
International Bancshares Corp. 126,642 7,730,228
*International Money Express,
Inc. 74,398 924,023
Invesco, Ltd. 920,108 12,817,104
Investar Holding Corp. 17,431 333,455
Investors Title Co. 4,705 1,087,749
Jack Henry & Associates, Inc. 124,760 21,637,127
Jackson Financial, Inc., Class A 147,138 11,463,522
Janus Henderson Group PLC 324,021 10,760,737
Jefferies Financial Group, Inc. 238,344 11,137,815
JPMorgan Chase & Co. 1,383,490 338,429,324
Kearny Financial Corp. 177,754 1,112,740
Kemper Corp. 131,959 7,801,416
*Kentucky First Federal Bancorp 3,510 8,600
KeyCorp 1,379,656 20,474,095
*Kingstone Cos., Inc. 18,832 320,144
*Kingsway Financial Services,
Inc. 2,628 22,732
#Kinsale Capital Group, Inc. 31,330 13,636,696
KKR & Co., Inc. 133,296 15,231,734
Lake Shore Bancorp, Inc. 3,278 48,318
Lakeland Financial Corp. 63,837 3,553,806
Landmark Bancorp, Inc. 3,320 93,657
#Lazard, Inc. 212,807 8,278,192
LCNB Corp. 22,599 339,437
#*Lemonade, Inc. 24,744 723,020
*LendingClub Corp. 282,061 2,755,736
*LendingTree, Inc. 33,743 1,740,801
Lincoln National Corp. 350,438 11,168,459
Shares Value†
FINANCIALS — (Continued)
LINKBancorp, Inc. 3,451 $ 24,226
Live Oak Bancshares, Inc. 115,263 3,012,975
*loanDepot, Inc., Class A 73,346 81,414
Loews Corp. 265,432 23,047,461
LPL Financial Holdings, Inc. 96,617 30,897,150
M&T Bank Corp. 111,968 19,007,688
Magyar Bancorp, Inc. 6,521 89,859
MainStreet Bancshares, Inc. 644 12,313
*Markel Group, Inc. 10,999 20,002,781
MarketAxess Holdings, Inc. 40,161 8,899,276
*Marqeta, Inc., Class A 531,723 2,222,602
Marsh & McLennan Cos., Inc. 217,392 49,015,374
Mastercard, Inc., Class A 404,865 221,890,312
Mercantile Bank Corp. 38,378 1,623,773
Merchants Bancorp 105,262 3,166,281
Mercury General Corp. 113,281 6,278,033
Meridian Corp. 17,998 242,973
MetLife, Inc. 758,506 57,168,597
Metrocity Bankshares, Inc. 13,254 365,413
*Metropolitan Bank Holding Corp. 28,073 1,738,561
MGIC Investment Corp. 500,475 12,466,832
Mid Penn Bancorp, Inc. 18,378 533,881
Middlefield Banc Corp. 4,154 107,713
Midland States Bancorp, Inc. 50,406 820,610
MidWestOne Financial Group,
Inc. 51,180 1,419,733
Moelis & Co., Class A 99,085 5,308,974
Moody's Corp. 61,787 27,996,925
Morgan Stanley 592,303 68,363,612
Morningstar, Inc. 61,735 17,577,189
*Mr. Cooper Group, Inc. 20,109 2,393,172
MSCI, Inc. 33,674 18,356,034
MVB Financial Corp. 23,321 397,856
Nasdaq, Inc., ADR 380,523 28,999,658
National Bank Holdings Corp.,
Class A 91,322 3,302,204
National Bankshares, Inc. 6,617 170,520
Navient Corp. 252,913 3,131,063
NBT Bancorp, Inc. 102,930 4,358,056
*NCR Atleos Corp. 126,950 3,544,444
Nelnet, Inc., Class A 46,579 4,941,566
*NerdWallet, Inc., Class A 103,532 927,647
*NI Holdings, Inc. 25,910 323,875
Nicolet Bankshares, Inc. 35,426 4,138,111
*NMI Holdings, Inc. 160,783 5,815,521
Northeast Bank 20,189 1,672,053
Northeast Community Bancorp,
Inc. 11,614 264,335
#Northern Trust Corp. 246,580 23,173,588
Northfield Bancorp, Inc. 141,961 1,497,689
Northrim Bancorp, Inc. 13,746 1,103,666
Northwest Bancshares, Inc. 314,387 3,882,679
Norwood Financial Corp. 5,781 144,583
Oak Valley Bancorp 9,001 235,826
OceanFirst Financial Corp. 144,415 2,391,512
OFG Bancorp 109,112 4,293,557
Ohio Valley Banc Corp. 6,974 251,204
Old National Bancorp 642,452 13,228,087

75
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Old Point Financial Corp. 3,309 $ 128,522
Old Republic International Corp. 335,528 12,615,853
Old Second Bancorp, Inc. 110,498 1,744,763
OneMain Holdings, Inc. 247,229 11,637,069
*Onity Group, Inc. 15,145 568,089
OP Bancorp 24,152 310,112
*Open Lending Corp. 77,452 96,040
*Oportun Financial Corp. 71,214 364,616
Oppenheimer Holdings, Inc.,
Class A 10,148 598,833
OppFi, Inc. 4,501 42,084
*OptimumBank Holdings, Inc. 1,400 6,062
Orange County Bancorp, Inc. 2,978 70,668
Origin Bancorp, Inc. 77,400 2,479,896
Orrstown Financial Services, Inc. 20,941 627,602
#*Oscar Health, Inc., Class A 408,067 5,308,952
Pacific Premier Bancorp, Inc. 208,808 4,247,155
*Palomar Holdings, Inc. 47,190 6,843,494
Park National Corp. 29,300 4,397,930
Parke Bancorp, Inc. 24,495 461,731
Pathfinder Bancorp, Inc. 1,566 21,470
Pathward Financial, Inc. 48,804 3,873,574
*Paymentus Holdings, Inc., Class
A 29,214 948,286
*Payoneer Global, Inc. 635,702 4,468,985
*PayPal Holdings, Inc. 528,785 34,815,204
#*Paysafe, Ltd. 147,785 2,250,766
*PB Bankshares, Inc. 607 9,524
PCB Bancorp 13,980 274,148
Peapack-Gladstone Financial
Corp. 45,313 1,254,264
Penns Woods Bancorp, Inc. 5,971 174,532
PennyMac Financial Services,
Inc. 106,214 10,349,492
Peoples Bancorp of North
Carolina, Inc. 8,606 237,698
Peoples Bancorp, Inc. 95,265 2,763,638
Peoples Financial Services Corp. 17,859 771,866
Pinnacle Financial Partners, Inc. 120,856 12,114,605
*Pioneer Bancorp, Inc. 33,996 381,435
Piper Sandler Cos. 29,531 7,120,515
#PJT Partners, Inc., Class A 12,776 1,810,487
Plumas Bancorp 5,978 263,570
PNC Financial Services Group,
Inc. (The) 137,012 22,016,458
*Ponce Financial Group, Inc. 44,664 574,826
Popular, Inc. 141,320 13,484,754
*PRA Group, Inc. 101,004 1,848,373
Preferred Bank 33,131 2,645,842
Primerica, Inc. 65,622 17,197,558
Primis Financial Corp. 31,888 262,757
Princeton Bancorp, Inc. 5,060 154,229
Principal Financial Group, Inc. 307,334 22,788,816
*Priority Technology Holdings,
Inc. 245 1,779
*ProAssurance Corp. 124,220 2,883,146
PROG Holdings, Inc. 94,511 2,491,310
Progressive Corp. (The) 290,054 81,719,814
Prosperity Bancshares, Inc. 193,331 13,127,175
Shares Value†
FINANCIALS — (Continued)
*Provident Bancorp, Inc. 32,992 $ 366,211
Provident Financial Holdings, Inc. 6,668 100,087
Provident Financial Services, Inc. 267,247 4,374,833
Prudential Financial, Inc. 302,069 31,025,507
QCR Holdings, Inc. 41,712 2,709,194
Radian Group, Inc. 213,254 6,811,333
Raymond James Financial, Inc. 171,589 23,514,557
RBB Bancorp 42,383 660,327
Red River Bancshares, Inc. 3,492 184,028
Regional Management Corp. 24,672 812,449
Regions Financial Corp. 704,171 14,372,130
Reinsurance Group of America,
Inc. 81,161 15,202,267
*Remitly Global, Inc. 208,105 4,207,883
RenaissanceRe Holdings, Ltd. 85,940 20,791,464
Renasant Corp. 219,144 7,027,948
#*Repay Holdings Corp. 78,638 314,552
Republic Bancorp, Inc., Class A 33,382 2,264,969
*Rhinebeck Bancorp, Inc. 5,549 60,484
Richmond Mutual Bancorp, Inc. 5,489 77,011
Riverview Bancorp, Inc. 36,579 231,179
RLI Corp. 152,599 11,293,852
*Robinhood Markets, Inc., Class
A 590,254 28,987,374
#Rocket Cos., Inc., Class A 16,123 208,148
*Root, Inc., Class A 14,314 1,999,236
S&P Global, Inc. 80,865 40,436,543
S&T Bancorp, Inc. 95,086 3,464,934
Safety Insurance Group, Inc. 36,744 2,810,916
SB Financial Group, Inc. 9,052 175,971
Seacoast Banking Corp. of
Florida 117,065 2,775,611
*Security National Financial
Corp., Class A 26,880 275,251
SEI Investments Co. 170,172 13,322,766
Selective Insurance Group, Inc. 115,360 10,062,853
*Selectquote, Inc. 425,443 1,348,654
#ServisFirst Bancshares, Inc. 93,422 6,653,515
#*Shift4 Payments, Inc., Class A 114,450 9,362,010
Shore Bancshares, Inc. 84,525 1,168,981
Sierra Bancorp 38,246 1,011,989
Silvercrest Asset Management
Group, Inc., Class A 10,460 160,038
Simmons First National Corp.,
Class A 276,967 5,168,204
*SiriusPoint, Ltd. 283,812 4,768,042
#*Skyward Specialty Insurance
Group, Inc. 90,249 4,791,319
SLM Corp. 425,891 12,312,509
SmartFinancial, Inc. 16,658 506,736
#*SoFi Technologies, Inc. 1,392,434 17,419,349
Sound Financial Bancorp, Inc. 3,445 174,903
South Plains Financial, Inc. 13,082 440,994
*Southern First Bancshares, Inc. 17,490 621,070
Southern Missouri Bancorp, Inc. 19,837 1,044,418
Southern States Bancshares, Inc. 6,591 220,205
Southside Bancshares, Inc. 75,877 2,138,973
SouthState Corp. 206,201 17,894,123
SR Bancorp, Inc. 1,936 25,400

76
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
State Street Corp. 200,845 $ 17,694,445
Stellar Bancorp, Inc. 122,835 3,065,962
StepStone Group, Inc., Class A 35,604 1,780,556
*Sterling Bancorp, Inc. 71,357 345,368
Stewart Information Services
Corp. 63,721 4,172,451
Stifel Financial Corp. 143,938 12,334,047
#Stock Yards Bancorp, Inc. 67,033 4,879,332
*StoneX Group, Inc. 96,543 8,550,331
Summit State Bank 8,120 73,405
SWK Holdings Corp. 5,910 83,272
Synchrony Financial 468,939 24,361,381
Synovus Financial Corp. 291,196 12,614,611
T. Rowe Price Group, Inc. 193,828 17,163,469
*Texas Capital Bancshares, Inc. 93,551 6,375,501
TFS Financial Corp. 215,696 2,795,420
*Third Coast Bancshares, Inc. 33,200 989,360
Timberland Bancorp, Inc. 16,697 513,266
Tiptree, Inc. 83,513 1,863,175
*Toast, Inc., Class A 137,109 4,878,338
Tompkins Financial Corp. 36,225 2,159,010
Towne Bank 144,670 4,766,877
Tradeweb Markets, Inc., Class A 60,624 8,384,299
Travelers Cos., Inc. (The) 269,615 71,213,410
TriCo Bancshares 82,226 3,172,279
*Triumph Financial, Inc. 56,392 3,012,461
Truist Financial Corp. 682,096 26,151,561
#*Trupanion, Inc. 82,196 3,008,374
TrustCo Bank Corp. 48,257 1,469,426
Trustmark Corp. 131,922 4,425,983
UMB Financial Corp. 151,634 14,340,027
Union Bankshares, Inc. 1,060 35,065
United Bancorp, Inc. 3,975 49,489
United Bankshares, Inc. 295,658 10,138,113
United Community Banks, Inc. 243,218 6,715,249
United Fire Group, Inc. 62,286 1,723,454
United Security Bancshares 40,825 363,343
Unity Bancorp, Inc. 24,570 1,017,198
Universal Insurance Holdings, Inc. 70,283 1,703,660
Univest Financial Corp. 82,813 2,446,296
Unum Group 247,564 19,225,820
#*Upstart Holdings, Inc. 12,895 616,381
US Bancorp 568,999 22,953,420
US Global Investors, Inc., Class A 4,102 8,737
USCB Financial Holdings, Inc. 15,022 254,773
UWM Holdings Corp. 19,230 90,381
#Valley National Bancorp 1,154,699 9,930,411
Value Line, Inc. 1,300 53,170
*Velocity Financial, Inc. 30,683 548,305
Veritex Holdings, Inc. 134,437 3,129,693
#Victory Capital Holdings, Inc.,
Class A 133,959 7,674,511
Virginia National Bankshares
Corp. 3,290 121,006
Virtu Financial, Inc., Class A 177,177 6,936,480
Virtus Investment Partners, Inc. 16,231 2,492,919
#Visa, Inc., Class A 854,400 295,195,200
Voya Financial, Inc. 199,480 11,809,216
Shares Value†
FINANCIALS — (Continued)
W. R. Berkley Corp. 247,927 $ 17,773,887
WaFd, Inc. 175,050 4,994,177
Walker & Dunlop, Inc. 68,515 5,244,138
Washington Trust Bancorp, Inc. 49,161 1,356,844
Waterstone Financial, Inc. 65,460 792,066
Webster Financial Corp. 276,221 13,065,253
Wells Fargo & Co. 1,647,119 116,961,920
WesBanco, Inc. 223,866 6,666,729
West Bancorp, Inc. 49,798 966,330
Westamerica Bancorp 66,043 3,198,463
Western Alliance Bancorp 144,423 10,067,727
Western New England Bancorp,
Inc. 100,322 925,972
#Western Union Co. (The) 612,415 6,069,033
Westwood Holdings Group, Inc. 18,611 310,804
*WEX, Inc. 69,363 9,042,854
White Mountains Insurance
Group, Ltd. 5,300 9,367,485
William Penn Bancorp 2,231 27,486
Willis Towers Watson PLC 127,083 39,116,147
Wintrust Financial Corp. 130,967 14,559,601
#WisdomTree, Inc. 294,500 2,562,150
*World Acceptance Corp. 12,632 1,631,044
WSFS Financial Corp. 118,747 6,121,408
WVS Financial Corp. 290 3,577
Zions Bancorp NA 300,450 13,511,237
TOTAL FINANCIALS 5,319,504,663
HEALTH CARE — ( 9 .8% )
*2seventy bio, Inc. 18,550 92,564
*89bio, Inc. 123,742 992,411
Abbott Laboratories 716,750 93,715,062
AbbVie, Inc. 877,674 171,234,197
#*Absci Corp. 104,351 320,358
*AC Immune SA 13,468 23,300
*ACADIA Pharmaceuticals, Inc. 235,840 3,443,264
#*Aclaris Therapeutics, Inc. 22,755 31,402
*Acrivon Therapeutics, Inc. 1,564 2,190
*AdaptHealth Corp. 314,195 2,673,799
*Adaptive Biotechnologies Corp. 194,091 1,428,510
*Addus HomeCare Corp. 37,419 3,912,156
*ADMA Biologics, Inc. 487,562 11,603,976
Agilent Technologies, Inc. 188,889 20,324,456
*Agios Pharmaceuticals, Inc. 87,180 2,588,374
*Akebia Therapeutics, Inc. 14,829 35,738
*Akero Therapeutics, Inc. 112,584 5,134,956
*Alector, Inc. 17,520 21,024
*Align Technology, Inc. 37,284 6,461,317
*Alkermes PLC 297,074 8,546,819
#*Allogene Therapeutics, Inc. 410,272 689,257
*Alnylam Pharmaceuticals, Inc. 38,985 10,262,411
#*Alpha Teknova, Inc. 141 940
#*Altimmune, Inc. 161,616 848,484
*Amedisys, Inc. 38,102 3,615,880
*American Shared Hospital
Services 10 27
Amgen, Inc. 267,062 77,693,677
*AMN Healthcare Services, Inc. 14,043 286,898
*Amneal Pharmaceuticals, Inc. 455,865 3,491,926

77
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Amphastar Pharmaceuticals, Inc. 106,642 $ 2,603,131
*Amylyx Pharmaceuticals, Inc. 7,409 37,860
*AngioDynamics, Inc. 101,173 939,897
#*ANI Pharmaceuticals, Inc. 44,921 3,181,305
*Anika Therapeutics, Inc. 29,000 421,370
*Anixa Biosciences, Inc. 4,426 12,349
#*Annexon, Inc. 250,988 466,838
*Apyx Medical Corp. 3,334 3,467
*Arcellx, Inc. 35,643 2,315,013
#*Arcturus Therapeutics Holdings,
Inc. 40,730 521,751
#*ARS Pharmaceuticals, Inc. 6,032 84,267
#*Artivion, Inc. 88,804 2,103,767
*Astrana Health, Inc. 99,841 3,112,044
*Astria Therapeutics, Inc. 80,373 414,725
*Atea Pharmaceuticals, Inc. 58,155 171,557
#*AtriCure, Inc. 102,125 3,054,559
*aTyr Pharma, Inc. 3,126 10,847
*Avanos Medical, Inc. 90,166 1,131,583
#*Avantor, Inc. 374,965 4,870,795
*Axogen, Inc. 61,563 1,001,630
*Azenta, Inc. 85,135 2,242,456
Baxter International, Inc. 563,016 17,549,209
#*Beam Therapeutics, Inc. 193,969 3,865,802
Becton Dickinson & Co. 127,869 26,480,391
*Biogen, Inc. 13,408 1,623,441
*BioLife Solutions, Inc. 97,633 2,353,932
*BioMarin Pharmaceutical, Inc. 136,369 8,685,342
*Bio-Rad Laboratories, Inc., Class
A 39,411 9,619,437
Bio-Techne Corp. 157,692 7,939,792
*Bioventus, Inc., Class A 110,804 809,977
#*Black Diamond Therapeutics,
Inc. 68,533 116,506
*Boston Scientific Corp. 408,947 42,068,378
Bristol-Myers Squibb Co. 1,389,885 69,772,227
*Brookdale Senior Living, Inc. 418,927 2,748,161
Bruker Corp. 68,482 2,743,389
*Butterfly Network, Inc. 11,405 26,688
#*Cardiff Oncology, Inc. 7,385 20,235
Cardinal Health, Inc. 130,572 18,448,518
#*CareDx, Inc. 123,210 2,079,785
#*Caribou Biosciences, Inc. 128,693 109,505
*Castle Biosciences, Inc. 73,089 1,465,434
*Catalyst Pharmaceuticals, Inc. 142,556 3,462,685
Cencora, Inc. 139,182 40,734,396
*Centene Corp. 343,995 20,588,101
*Certara, Inc. 178,705 2,476,851
#*CG oncology, Inc. 6,197 166,947
*Champions Oncology, Inc. 878 6,278
*Charles River Laboratories
International, Inc. 46,284 5,490,208
Chemed Corp. 23,851 13,869,595
Cigna Group (The) 134,578 45,761,903
*Clover Health Investments Corp. 164,491 559,269
*Codexis, Inc. 29,747 68,418
*Cogent Biosciences, Inc. 59,137 308,104
*Collegium Pharmaceutical, Inc. 67,894 1,832,799
Shares Value†
HEALTH CARE — (Continued)
#*Community Health Systems,
Inc. 174,311 $ 475,869
#*Compass Therapeutics, Inc. 7,766 14,445
Concentra Group Holdings
Parent, Inc. 146,362 3,183,373
#CONMED Corp. 48,246 2,369,361
*Cooper Cos., Inc. (The) 213,567 17,442,017
#*Corcept Therapeutics, Inc. 161,891 11,636,725
*CorVel Corp. 78,881 8,579,098
*Corvus Pharmaceuticals, Inc. 2,565 9,208
*Coya Therapeutics, Inc. 1,977 13,028
*Cross Country Healthcare, Inc. 37,432 507,204
*Cullinan Therapeutics, Inc. 47,339 391,967
#*Cumberland Pharmaceuticals,
Inc. 3,702 17,881
#*CureVac NV 6,790 24,105
*CVRx, Inc. 5,367 39,286
CVS Health Corp. 423,984 28,283,973
*Cytek Biosciences, Inc. 110,476 409,866
Danaher Corp. 148,767 29,653,726
*DaVita, Inc. 124,691 17,650,011
#*Day One Biopharmaceuticals,
Inc. 15,020 116,856
*Definitive Healthcare Corp. 95,998 261,115
*Denali Therapeutics, Inc. 299,915 4,993,585
DENTSPLY SIRONA, Inc. 47,830 664,837
*Dexcom, Inc. 56,570 4,037,967
#*Disc Medicine, Inc. 25,233 1,247,015
#*DocGo, Inc. 28,621 63,825
*Doximity, Inc., Class A 99,952 5,685,270
#*Dynavax Technologies Corp. 304,108 3,573,269
*Edgewise Therapeutics, Inc. 172,522 2,829,361
*Edwards Lifesciences Corp. 302,552 22,839,650
*Elanco Animal Health, Inc. 793,000 7,517,640
*Electromed, Inc. 4,564 105,109
*Eledon Pharmaceuticals, Inc. 17,419 55,044
Elevance Health, Inc. 93,576 39,356,194
Eli Lilly & Co. 399,243 358,899,495
Embecta Corp. 83,886 1,022,570
*Emergent BioSolutions, Inc. 136,108 726,817
Encompass Health Corp. 173,708 20,322,099
*Enhabit, Inc. 90,267 721,233
#*Enliven Therapeutics, Inc. 6,324 119,777
*Enovis Corp. 18,491 639,604
Ensign Group, Inc. (The) 77,797 10,035,035
*Envista Holdings Corp. 356,980 5,740,238
*Erasca, Inc. 424,335 619,529
*Evolent Health, Inc., Class A 10,890 107,375
#*Exact Sciences Corp. 106,095 4,842,176
*Exagen, Inc. 3,498 21,793
*Exelixis, Inc. 427,708 16,744,768
*FONAR Corp. 10,241 128,525
*Forian, Inc. 10,306 20,818
*Fortrea Holdings, Inc. 54,264 338,065
*Fulcrum Therapeutics, Inc. 10,328 39,763
#*Fulgent Genetics, Inc. 45,496 789,356
GE HealthCare Technologies, Inc. 411,014 28,906,615
#*GeneDx Holdings Corp. 1,957 130,825

78
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Genelux Corp. 3,647 $ 9,810
Gilead Sciences, Inc. 780,853 83,192,079
*Glaukos Corp. 35,371 3,333,717
*Globus Medical, Inc. 112,521 8,075,632
*GoodRx Holdings, Inc., Class A 46,307 214,401
#*GRAIL, Inc. 8,863 305,729
#*Haemonetics Corp. 101,801 6,415,499
*Halozyme Therapeutics, Inc. 193,625 11,892,448
*Harmony Biosciences Holdings,
Inc. 142,592 4,202,186
*Harvard Bioscience, Inc. 78,555 27,989
HCA Healthcare, Inc. 30,355 10,474,903
*HealthEquity, Inc. 122,104 10,466,755
HealthStream, Inc. 68,937 2,318,351
#*Henry Schein, Inc. 171,136 11,118,706
#*Hims & Hers Health, Inc. 218,702 7,239,036
*Hologic, Inc. 268,390 15,620,298
*Hookipa Pharma, Inc. 23,948 22,751
Humana, Inc. 77,223 20,250,960
*ICON PLC 20,637 3,125,267
*ICU Medical, Inc. 51,298 7,006,794
*IDEXX Laboratories, Inc. 57,422 24,843,628
*Illumina, Inc. 8,794 682,414
*ImmuCell Corp. 108 585
#*Immunovant, Inc. 30,976 500,262
*Incyte Corp. 204,956 12,842,543
*InfuSystem Holdings, Inc. 6,529 30,817
#*Inmune Bio, Inc. 7,060 55,492
#*Innoviva, Inc. 154,370 2,885,175
*Inogen, Inc. 25,888 184,581
#*Inozyme Pharma, Inc. 20,082 23,094
*Insmed, Inc. 44,250 3,186,000
#*Inspire Medical Systems, Inc. 23,942 3,791,934
#*Instil Bio, Inc. 2,986 38,370
*Insulet Corp. 56,847 14,341,930
#*Integer Holdings Corp. 56,735 7,166,198
*Integra LifeSciences Holdings
Corp. 41,080 673,301
*Intuitive Surgical, Inc. 29,014 14,965,421
#*Iovance Biotherapeutics, Inc. 362,791 1,302,420
*IQVIA Holdings, Inc. 193,520 30,009,146
iRadimed Corp. 5,586 292,762
#*Jazz Pharmaceuticals PLC 121,806 14,246,430
Johnson & Johnson 1,594,528 249,240,672
*Joint Corp. (The) 6,965 69,720
*Journey Medical Corp. 3,254 24,145
*KalVista Pharmaceuticals, Inc. 64,725 891,263
*Kewaunee Scientific Corp. 3,740 118,446
*Kiniksa Pharmaceuticals
International PLC 88,003 2,373,441
*Kodiak Sciences, Inc. 16,816 73,318
*KORU Medical Systems, Inc. 3,122 8,586
*Krystal Biotech, Inc. 51,647 8,773,792
*Kura Oncology, Inc. 118,785 779,230
#*Kymera Therapeutics, Inc. 100,438 3,442,010
Labcorp Holdings, Inc. 71,829 17,311,507
*Lantern Pharma, Inc. 1,042 3,668
#*Lantheus Holdings, Inc. 151,621 15,820,135
Shares Value†
HEALTH CARE — (Continued)
#LeMaitre Vascular, Inc. 37,788 $ 3,428,883
*LENSAR, Inc. 11,199 157,346
#*LENZ Therapeutics, Inc. 4,922 140,351
*LifeStance Health Group, Inc. 581,502 3,820,468
*Ligand Pharmaceuticals, Inc. 44,488 4,887,452
*Lisata Therapeutics, Inc. 1,946 4,612
*LivaNova PLC 120,400 4,454,800
*MacroGenics, Inc. 22,368 38,808
*MannKind Corp. 414,111 2,087,119
#*Maravai LifeSciences Holdings,
Inc., Class A 48,161 97,285
#*Masimo Corp. 86,265 13,885,214
McKesson Corp. 20,596 14,680,623
*MediciNova, Inc. 14,463 21,984
#*Medpace Holdings, Inc. 40,462 12,478,076
Medtronic PLC 439,725 37,271,091
*MeiraGTx Holdings PLC 9,514 67,454
Merck & Co., Inc. 1,521,168 129,603,514
*Merit Medical Systems, Inc. 107,780 10,179,821
Mesa Laboratories, Inc. 11,276 1,299,559
*Mettler-Toledo International, Inc. 9,848 10,542,973
*MiMedx Group, Inc. 302,026 2,077,939
*Mineralys Therapeutics, Inc. 3,257 46,282
*Molina Healthcare, Inc. 57,508 18,805,691
#*Monte Rosa Therapeutics, Inc. 6,250 30,687
*Natera, Inc. 37,838 5,710,889
National HealthCare Corp. 35,998 3,401,451
National Research Corp. 14,604 165,901
*Nautilus Biotechnology, Inc. 71,084 48,948
#*Neogen Corp. 134,050 676,953
*NeoGenomics, Inc. 239,596 1,532,216
*Neurocrine Biosciences, Inc. 110,964 11,949,713
*Niagen Bioscience, Inc. 4,641 36,432
*Nurix Therapeutics, Inc. 104,520 1,205,116
*Nutex Health, Inc. 438 48,167
*Nuvalent, Inc., Class A 12,944 993,452
#*Nuvation Bio, Inc. 465,216 1,046,736
*Olema Pharmaceuticals, Inc. 121,759 628,276
#*OmniAb Operations, Inc.-
Earnout Shares 81,974 139,356
*Omnicell, Inc. 116,103 3,629,380
#*OPKO Health, Inc. 545,684 753,044
*OptimizeRx Corp. 2,243 20,456
*Option Care Health, Inc. 298,042 9,629,737
*Oramed Pharmaceuticals, Inc. 31,860 73,915
*OraSure Technologies, Inc. 50,618 151,348
*Orchestra BioMed Holdings, Inc. 195 579
*Organogenesis Holdings, Inc. 81,172 398,555
Organon & Co. 525,323 6,792,426
*ORIC Pharmaceuticals, Inc. 73,658 420,587
*Orthofix Medical, Inc. 78,290 1,089,014
*OrthoPediatrics Corp. 63,932 1,331,064
*Owens & Minor, Inc. 28,553 201,584
*Pacira BioSciences, Inc. 114,482 3,079,566
*Palvella Therapeutics, Inc. 218 5,293
#*<PDL BioPharma, Inc. 147,592 76,748
*Pediatrix Medical Group, Inc. 213,822 2,754,027
*Pennant Group, Inc. (The) 57,412 1,470,895

79
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Penumbra, Inc. 24,597 $ 7,202,985
*Performant Healthcare, Inc. 24,225 57,171
Perrigo Co. PLC 331,745 8,532,481
*Personalis, Inc. 87,140 329,389
Pfizer, Inc. 2,458,343 60,008,153
*PharmaCyte Biotech, Inc. 4,204 5,213
Phibro Animal Health Corp.,
Class A 52,149 970,493
*Phreesia, Inc. 60,996 1,522,460
*Pliant Therapeutics, Inc. 30,147 47,934
#Premier, Inc., Class A 217,430 4,424,700
*Prestige Consumer Healthcare,
Inc. 95,928 7,792,231
*Privia Health Group, Inc. 237,051 5,565,957
*Pro-Dex, Inc. 2,725 178,978
*Protalix BioTherapeutics, Inc. 6,327 19,424
*Protara Therapeutics, Inc. 3,236 11,326
#*Prothena Corp. PLC 40,595 373,474
*PTC Therapeutics, Inc. 53,212 2,652,086
#*Pulmatrix, Inc. 2,556 16,895
*Pulmonx Corp. 13,693 66,137
*Puma Biotechnology, Inc. 12,376 39,356
Quest Diagnostics, Inc. 150,703 26,858,289
*QuidelOrtho Corp. 71,223 1,979,287
*RadNet, Inc. 122,201 6,400,888
*Rafael Holdings, Inc., Class B 16,227 25,639
#*Rapid Micro Biosystems, Inc.,
Class A 5,089 11,806
#*Recursion Pharmaceuticals,
Inc., Class A 287,322 1,606,130
Regeneron Pharmaceuticals, Inc. 32,726 19,595,020
*Repligen Corp. 73,930 10,201,601
*Replimune Group, Inc. 180,563 1,765,906
#ResMed, Inc. 123,780 29,285,110
*Revolution Medicines, Inc. 145,583 5,878,642
#Revvity, Inc. 150,567 14,067,475
*Rezolute, Inc. 12,303 46,259
*Rigel Pharmaceuticals, Inc. 7,867 153,879
#*Sana Biotechnology, Inc. 8,294 15,759
#*Sanara Medtech, Inc. 102 3,258
*Sarepta Therapeutics, Inc. 19,780 1,234,272
#*Schrodinger, Inc. 20,496 525,312
Select Medical Holdings Corp. 231,354 4,219,897
#*Semler Scientific, Inc. 16,271 526,041
#*Sensus Healthcare, Inc. 21,580 92,794
*Senti Biosciences, Inc. 307 1,019
*SI-BONE, Inc. 7,795 106,402
#SIGA Technologies, Inc. 147,606 814,785
#Simulations Plus, Inc. 26,439 908,180
*Solventum Corp. 44,785 2,961,184
#*Sotera Health Co. 503,809 5,793,804
*SpringWorks Therapeutics, Inc. 61,280 2,837,264
#*STAAR Surgical Co. 5,610 102,439
#*Standard BioTools, Inc. 41,272 45,812
STERIS PLC 61,120 13,736,109
#*Stoke Therapeutics, Inc. 133,016 1,298,236
Stryker Corp. 74,154 27,727,664
#*Summit Therapeutics, Inc. 21,681 522,946
Shares Value†
HEALTH CARE — (Continued)
*Supernus Pharmaceuticals, Inc. 136,812 $ 4,443,654
*Surgery Partners, Inc. 53,852 1,182,051
*Surmodics, Inc. 30,397 851,420
*Sutro Biopharma, Inc. 2,222 2,333
*Syndax Pharmaceuticals, Inc. 28,859 408,355
*Tactile Systems Technology, Inc. 58,868 831,216
*Talkspace, Inc. 369,915 1,135,639
*Tarsus Pharmaceuticals, Inc. 24,869 1,290,950
*Tectonic Therapeutic, Inc. 2,728 56,906
*Teladoc Health, Inc. 180,007 1,294,250
Teleflex, Inc. 20,123 2,757,857
*Tenet Healthcare Corp. 165,258 23,623,631
*Terns Pharmaceuticals, Inc. 97,774 322,654
#*Theravance Biopharma, Inc. 107,880 1,053,988
Thermo Fisher Scientific, Inc. 115,231 49,434,099
#*TransMedics Group, Inc. 10,325 950,003
#*Trevi Therapeutics, Inc. 7,374 50,954
*TruBridge, Inc. 14,286 371,865
*Twist Bioscience Corp. 76,096 2,915,999
#*UFP Technologies, Inc. 15,148 3,158,964
*Ultragenyx Pharmaceutical, Inc. 7,554 294,455
*United Therapeutics Corp. 64,141 19,440,496
UnitedHealth Group, Inc. 382,864 157,525,564
Universal Health Services, Inc.,
Class B 83,063 14,707,965
US Physical Therapy, Inc. 19,687 1,399,943
Utah Medical Products, Inc. 4,658 241,052
*Vanda Pharmaceuticals, Inc. 142,234 641,475
*Varex Imaging Corp. 14,203 118,169
#*Vaxcyte, Inc. 22,030 789,555
*Veeva Systems, Inc., Class A 69,274 16,188,641
*Ventyx Biosciences, Inc. 7,347 9,772
*Veracyte, Inc. 191,145 5,829,923
#*Vericel Corp. 44,863 1,705,691
*Vertex Pharmaceuticals, Inc. 38,610 19,671,795
Viatris, Inc. 1,321,376 11,125,986
*Vicarious Surgical, Inc. 183 1,512
*Vir Biotechnology, Inc. 324,485 1,985,848
#*Viridian Therapeutics, Inc. 66,292 898,257
#*Vivos Therapeutics, Inc. 4,871 13,834
*Waters Corp. 43,124 14,995,509
West Pharmaceutical Services,
Inc. 38,772 8,192,136
*Xencor, Inc. 123,676 1,362,910
*XOMA Royalty Corp. 2,975 71,519
#*Y-mAbs Therapeutics, Inc. 26,449 112,408
Zimmer Biomet Holdings, Inc. 158,351 16,318,071
#*Zimvie, Inc. 16,703 151,329
Zoetis, Inc. 221,693 34,672,785
*Zymeworks, Inc. 179,114 2,330,273
*Zynex, Inc. 1 2
TOTAL HEALTH CARE 3,150,967,860
INDUSTRIALS — ( 12 .8% )
*3D Systems Corp. 84,435 155,360
3M Co. 279,342 38,803,397
A.O. Smith Corp. 186,868 12,680,862
AAON, Inc. 157,402 14,366,081
*AAR Corp. 73,854 3,948,235

80
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
ABM Industries, Inc. 129,720 $ 6,322,553
ACCO Brands Corp. 204,498 789,362
Acme United Corp. 1,355 52,195
Acuity, Inc. 41,733 10,166,576
*ACV Auctions, Inc., Class A 279,503 4,105,899
Advanced Drainage Systems, Inc. 112,349 12,750,488
AECOM 231,368 22,824,453
*AeroVironment, Inc. 46,537 7,051,286
*AerSale Corp. 13,793 96,137
#AGCO Corp. 110,697 9,390,427
*Air Industries Group 2,238 7,923
Air Lease Corp. 225,182 10,529,510
*Air T, Inc. 300 4,803
Alamo Group, Inc. 25,452 4,249,975
*Alaska Air Group, Inc. 241,803 10,704,619
Albany International Corp. 55,881 3,674,735
Alight, Inc., Class A 87,976 449,557
Allegiant Travel Co. 41,892 1,965,992
Allegion PLC 149,276 20,779,219
Allient, Inc. 18,751 400,334
Allison Transmission Holdings,
Inc. 170,898 15,763,632
*Alpha Pro Tech, Ltd. 8,812 38,597
*Amentum Holdings, Inc. 124,102 2,707,906
#*Ameresco, Inc., Class A 35,493 377,291
#*American Airlines Group, Inc. 739,974 7,362,741
#*American Superconductor
Corp. 72,950 1,448,058
*American Woodmark Corp. 36,401 2,147,659
AMETEK, Inc. 152,194 25,809,059
*API Group Corp. 331,028 12,522,789
Apogee Enterprises, Inc. 48,926 1,940,894
Applied Industrial Technologies,
Inc. 51,434 12,512,864
ArcBest Corp. 30,118 1,762,505
#*Archer Aviation, Inc., Class A 66,393 553,054
Arcosa, Inc. 96,364 7,715,865
Argan, Inc. 27,828 4,261,302
Armstrong World Industries, Inc. 85,140 12,347,003
*Art's-Way Manufacturing Co.,
Inc. 4,761 8,237
Astec Industries, Inc. 53,541 1,939,790
#*Astronics Corp. 61,086 1,386,041
*Astronics Corp., Class B 13,053 296,956
*Asure Software, Inc. 21,249 215,890
*ATI, Inc. 257,426 13,998,826
#Atkore, Inc. 51,532 3,291,349
Atmus Filtration Technologies,
Inc. 132,887 4,607,192
Automatic Data Processing, Inc. 216,280 65,013,768
#*Avis Budget Group, Inc. 28,629 2,651,904
*Axon Enterprise, Inc. 19,299 11,836,077
*AZEK Co., Inc. (The) 237,847 11,787,697
AZZ, Inc. 49,992 4,337,306
Barrett Business Services, Inc. 43,679 1,771,620
*BGSF, Inc. 17,156 56,615
#*BlackSky Technology, Inc. 68,400 571,824
*Blade Air Mobility, Inc. 141,822 375,828
#*Bloom Energy Corp., Class A 94,661 1,734,190
Shares Value†
INDUSTRIALS — (Continued)
#*Blue Bird Corp. 71,144 $ 2,480,791
*BlueLinx Holdings, Inc. 18,271 1,190,173
*Boeing Co. (The) 73,610 13,488,296
Boise Cascade Co. 68,958 6,432,402
Booz Allen Hamilton Holding
Corp. 126,502 15,182,770
*Bowman Consulting Group, Ltd. 9,438 208,769
Brady Corp., Class A 79,065 5,557,479
*BrightView Holdings, Inc. 208,809 2,864,859
Brink's Co. (The) 70,485 6,290,081
Broadridge Financial Solutions,
Inc. 80,601 19,537,682
*Builders FirstSource, Inc. 195,944 23,440,781
BWX Technologies, Inc. 145,052 15,828,074
#*Byrna Technologies, Inc. 7,829 175,291
#*CACI International, Inc., Class
A 30,220 13,836,831
#*Cadeler A/S, ADR 52,382 1,093,212
Cadre Holdings, Inc. 80,831 2,356,224
#Carlisle Cos., Inc. 77,083 29,251,457
Carrier Global Corp. 468,684 29,311,497
#*Casella Waste Systems, Inc. 69,826 8,201,064
Caterpillar, Inc. 283,292 87,613,717
*CBIZ, Inc. 2,051 139,673
#*CECO Environmental Corp. 64,350 1,530,887
CH Robinson Worldwide, Inc. 188,642 16,830,639
#*Chart Industries, Inc. 90,551 12,222,574
*Cimpress PLC 27,371 1,150,129
Cintas Corp. 173,086 36,638,844
Civeo Corp. 20,197 383,541
#*Clarivate PLC 568,185 2,448,877
*Clean Harbors, Inc. 92,707 19,833,736
#CNH Industrial NV 2,293,466 26,535,402
Columbus McKinnon Corp. 63,505 943,049
Comfort Systems USA, Inc. 61,595 24,487,092
CompX International, Inc. 893 24,290
#Concentrix Corp. 65,918 3,365,773
Concrete Pumping Holdings, Inc. 35,026 210,156
*Conduent, Inc. 466,160 983,598
#*Construction Partners, Inc.,
Class A 62,101 5,100,976
Copa Holdings SA, Class A 64,583 5,926,136
*Copart, Inc. 443,918 27,092,316
*Core & Main, Inc., Class A 327,933 17,275,510
Costamare, Inc. 271,699 2,534,952
Covenant Logistics Group, Inc. 47,238 940,036
*CPI Aerostructures, Inc. 3,433 11,054
CRA International, Inc. 13,418 2,176,400
Crane Co. 69,738 11,226,423
CSG Systems International, Inc. 58,890 3,541,056
CSW Industrials, Inc. 27,631 8,634,135
CSX Corp. 2,159,718 60,623,284
Cummins, Inc. 123,055 36,158,481
Curtiss-Wright Corp. 50,471 17,406,943
#*Custom Truck One Source, Inc. 4,661 18,784
#*Dayforce, Inc. 122,154 7,069,052
Deere & Co. 153,431 71,124,474
Delta Air Lines, Inc. 1,156,107 48,128,734

81
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Deluxe Corp. 72,574 $ 1,059,580
*Distribution Solutions Group, Inc. 41,427 1,078,759
*DNOW, Inc. 247,610 3,929,571
Donaldson Co., Inc. 204,917 13,469,194
Douglas Dynamics, Inc. 51,691 1,239,550
Dover Corp. 89,714 15,309,694
*Driven Brands Holdings, Inc. 227,653 3,760,828
*Ducommun, Inc. 34,826 1,996,226
Dun & Bradstreet Holdings, Inc. 881,965 7,911,226
*DXP Enterprises, Inc. 32,478 2,873,004
*Dycom Industries, Inc. 56,858 9,526,558
Eastern Co. (The) 12,403 260,339
Eaton Corp. PLC 136,970 40,319,859
EMCOR Group, Inc. 79,824 31,985,477
Emerson Electric Co. 154,085 16,195,874
*Energy Recovery, Inc. 80,570 1,244,807
Enerpac Tool Group Corp. 113,177 4,568,956
EnerSys 80,003 6,928,260
Ennis, Inc. 66,362 1,191,198
Enpro, Inc. 43,250 6,461,550
*Enviri Corp. 161,882 1,112,129
Equifax, Inc. 99,685 25,931,059
Esab Corp. 96,661 11,610,919
ESCO Technologies, Inc. 44,944 7,031,489
Espey Mfg. & Electronics Corp. 3,249 99,939
*Everus Construction Group, Inc. 107,508 4,326,122
EVI Industries, Inc. 2,597 41,890
*ExlService Holdings, Inc. 230,011 11,150,933
Expeditors International of
Washington, Inc. 221,274 24,320,225
Exponent, Inc. 54,309 4,273,032
Fastenal Co. 416,552 33,728,215
Federal Signal Corp. 100,589 8,190,962
FedEx Corp. 221,267 46,539,088
Ferguson Enterprises, Inc. 252,589 42,854,250
#*First Advantage Corp. 220,415 3,107,852
Flowserve Corp. 227,515 10,290,503
*Fluor Corp. 344,671 12,025,571
Fortive Corp. 238,509 16,621,692
Fortune Brands Innovations, Inc. 215,626 11,604,991
#*Forward Air Corp. 449 6,609
*Franklin Covey Co. 16,633 337,816
Franklin Electric Co., Inc. 75,372 6,403,605
*FreightCar America, Inc. 11,678 67,499
#*Frontier Group Holdings, Inc. 402,467 1,199,352
#FTAI Aviation, Ltd. 12,447 1,333,198
#FTAI Infrastructure, Inc. 246,163 1,063,424
*FTI Consulting, Inc. 59,543 9,900,810
*Gates Industrial Corp. PLC 533,186 10,087,879
GATX Corp. 70,483 10,287,699
GE Vernova, Inc. 40,855 15,149,851
Genco Shipping & Trading, Ltd. 91,327 1,183,598
*Gencor Industries, Inc. 27,346 347,021
*Generac Holdings, Inc. 88,413 10,112,679
General Dynamics Corp. 92,778 25,246,749
General Electric Co. 197,602 39,824,707
Genpact, Ltd. 282,325 14,189,655
*Gibraltar Industries, Inc. 63,118 3,342,098
Shares Value†
INDUSTRIALS — (Continued)
Global Industrial Co. 25,862 $ 664,136
*GMS, Inc. 77,445 5,673,621
Gorman-Rupp Co. (The) 51,947 1,862,819
Graco, Inc. 216,821 17,694,762
#*GrafTech International, Ltd. 221,161 139,995
*Graham Corp. 14,905 454,304
#Granite Construction, Inc. 76,437 6,213,564
*Great Lakes Dredge & Dock
Corp. 172,825 1,570,979
Greenbrier Cos., Inc. (The) 70,902 3,007,663
Griffon Corp. 77,684 5,291,057
#*GXO Logistics, Inc. 215,322 7,803,269
H&E Equipment Services, Inc. 78,883 7,084,482
*Hayward Holdings, Inc. 448,294 5,975,759
*Healthcare Services Group, Inc. 142,938 2,031,149
Heartland Express, Inc. 37,368 283,997
HEICO Corp. 26,111 6,547,594
HEICO Corp., Class A 43,298 8,699,867
Heidrick & Struggles International,
Inc. 49,867 1,945,810
Helios Technologies, Inc. 72,102 1,965,501
#Herc Holdings, Inc. 57,046 6,243,114
Hexcel Corp. 135,791 6,581,790
Hillenbrand, Inc. 88,393 1,788,190
*Hillman Solutions Corp. 435,525 3,044,320
HireQuest, Inc. 400 4,112
HNI Corp. 100,071 4,233,003
Honeywell International, Inc. 278,505 58,625,303
Howmet Aerospace, Inc. 283,366 39,268,860
Hub Group, Inc., Class A 127,834 4,038,276
Hubbell, Inc. 79,790 28,978,132
Huntington Ingalls Industries, Inc. 48,569 11,187,383
*Hurco Cos., Inc. 10,833 180,694
*Huron Consulting Group, Inc. 31,609 4,260,577
#*Hyliion Holdings Corp. 18,198 27,479
Hyster-Yale, Inc. 20,410 784,356
*IBEX Holdings, Ltd. 8,381 209,860
ICF International, Inc. 26,002 2,209,130
*Ideal Power, Inc. 1,450 7,178
IDEX Corp. 97,836 17,020,529
*IES Holdings, Inc. 39,526 7,773,974
Illinois Tool Works, Inc. 164,653 39,501,901
Ingersoll Rand, Inc. 238,906 18,020,680
#*Innodata, Inc. 29,464 1,114,328
*INNOVATE Corp. 5,373 35,569
*Innovative Solutions and
Support, Inc. 24,865 167,590
Insperity, Inc. 48,680 3,164,687
Insteel Industries, Inc. 47,560 1,612,760
Interface, Inc. 133,106 2,502,393
ITT, Inc. 104,734 14,350,653
Jacobs Solutions, Inc. 146,737 18,166,041
*Janus International Group, Inc. 114,796 789,796
JB Hunt Transport Services, Inc. 173,948 22,714,130
JBT Marel Corp. 28,868 3,038,646
#*JetBlue Airways Corp. 890,960 3,884,586
Johnson Controls International
PLC 501,576 42,082,226

82
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
#Kadant, Inc. 19,409 $ 5,725,655
Karat Packaging, Inc. 1,252 33,028
KBR, Inc. 228,478 12,065,923
Kelly Services, Inc., Class A 45,440 524,832
Kennametal, Inc. 184,509 3,594,235
Kforce, Inc. 28,665 1,095,003
*Kirby Corp. 113,824 10,969,219
Knight-Swift Transportation
Holdings, Inc. 326,131 12,774,551
Korn Ferry 106,085 6,545,445
#*Kratos Defense & Security
Solutions, Inc. 268,761 9,080,090
*L.B. Foster Co., Class A 26,436 527,927
L3Harris Technologies, Inc. 130,701 28,756,834
Landstar System, Inc. 58,223 7,810,615
*Legalzoom.com, Inc. 1,264 9,253
Leidos Holdings, Inc. 216,312 31,836,800
Lennox International, Inc. 28,104 15,365,862
Leonardo DRS, Inc. 245,552 9,075,602
#*Limbach Holdings, Inc. 22,622 2,165,830
Lincoln Electric Holdings, Inc. 91,985 16,207,757
Lindsay Corp. 22,220 2,867,713
*Liquidity Services, Inc. 63,182 2,007,924
Lockheed Martin Corp. 128,481 61,381,798
LSI Industries, Inc. 66,316 1,000,708
Luxfer Holdings PLC 3,249 34,959
*Lyft, Inc., Class A 251,644 3,120,386
*Manitowoc Co., Inc. (The) 45,654 359,754
ManpowerGroup, Inc. 86,623 3,730,853
Marten Transport, Ltd. 178,163 2,287,613
Masco Corp. 158,045 9,579,107
*MasTec, Inc. 106,269 13,530,169
*Mastech Digital, Inc. 6,179 45,477
*Masterbrand, Inc. 264,960 3,219,264
*Matrix Service Co. 64,744 751,030
Matson, Inc. 67,481 7,361,502
Maximus, Inc. 111,011 7,433,297
*Mayville Engineering Co., Inc. 29,882 381,892
McGrath RentCorp 43,056 4,592,784
*Mercury Systems, Inc. 124,430 6,221,500
#*Middleby Corp. (The) 94,202 12,561,837
Miller Industries, Inc. 26,262 1,071,752
MillerKnoll, Inc. 154,207 2,528,995
*Mistras Group, Inc. 62,893 573,584
*Mobile Infrastructure Corp. 626 2,348
Moog, Inc., Class A 48,291 8,076,670
*MRC Global, Inc. 204,845 2,386,444
MSA Safety, Inc. 69,931 11,008,538
MSC Industrial Direct Co., Inc. 96,117 7,351,028
Mueller Industries, Inc. 149,728 11,013,992
#Mueller Water Products, Inc.,
Class A 274,572 7,204,769
*MYR Group, Inc. 31,815 3,891,611
National Presto Industries, Inc. 17,175 1,448,711
#*Net Power, Inc. 16,533 28,106
*NEXTracker, Inc., Class A 248,999 10,111,849
NL Industries, Inc. 59,283 508,648
*NN, Inc. 22,813 45,854
Shares Value†
INDUSTRIALS — (Continued)
Nordson Corp. 71,266 $ 13,509,896
Norfolk Southern Corp. 172,242 38,590,820
Northrop Grumman Corp. 64,037 31,154,001
*Northwest Pipe Co. 24,078 1,019,944
*NV5 Global, Inc. 107,688 1,997,612
nVent Electric PLC 185,000 10,158,350
#Old Dominion Freight Line, Inc. 218,973 33,564,181
Omega Flex, Inc. 5,589 167,446
*OPENLANE, Inc. 309,543 5,729,641
*Optex Systems Holdings, Inc. 2,138 13,640
*Orion Group Holdings, Inc. 54,524 348,408
Oshkosh Corp. 126,794 10,620,265
Otis Worldwide Corp. 187,084 18,010,577
Owens Corning 153,025 22,251,365
PACCAR, Inc. 395,561 35,683,558
#*Palladyne AI Corp. 4,936 30,011
*PAMT Corp. 42,907 599,411
Pangaea Logistics Solutions, Ltd. 32,178 129,677
Park Aerospace Corp. 42,366 553,724
Parker-Hannifin Corp. 60,061 36,340,509
Park-Ohio Holdings Corp. 17,667 351,750
*Parsons Corp. 174,361 11,657,776
#Paychex, Inc. 255,714 37,620,644
#Paycom Software, Inc. 92,462 20,932,472
*Paylocity Holding Corp. 52,989 10,179,187
Pentair PLC 210,125 19,064,641
*Perma-Fix Environmental
Services, Inc. 1,447 11,865
*Perma-Pipe International
Holdings, Inc. 11,112 133,344
Pioneer Power Solutions, Inc. 2,578 6,883
Pitney Bowes, Inc. 36,244 314,598
*Planet Labs PBC 611,445 2,011,654
#*Plug Power, Inc. 51,680 45,096
#Powell Industries, Inc. 26,461 4,845,274
*Power Solutions International,
Inc. 497 12,534
Preformed Line Products Co. 11,084 1,522,609
Primoris Services Corp. 111,545 6,689,354
*Proto Labs, Inc. 59,239 2,082,843
*Pursuit Attractions and
Hospitality, Inc. 32,857 962,382
Quad/Graphics, Inc. 71,799 342,481
Quanex Building Products Corp. 43,950 722,538
Quanta Services, Inc. 98,432 28,810,062
*Radiant Logistics, Inc. 103,236 603,931
*RBC Bearings, Inc. 30,612 10,058,185
*RCM Technologies, Inc. 14,148 246,741
Regal Rexnord Corp. 50,253 5,318,778
Republic Services, Inc. 72,101 18,079,326
*Resideo Technologies, Inc. 308,939 5,183,996
REV Group, Inc. 103,273 3,377,027
Robert Half, Inc. 109,006 4,828,966
#*Rocket Lab USA, Inc. 128,815 2,806,879
Rockwell Automation, Inc. 100,814 24,969,612
Rollins, Inc. 314,039 17,941,048
RTX Corp. 553,005 69,750,521
Rush Enterprises, Inc., Class A 144,732 7,379,885

83
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Rush Enterprises, Inc., Class B 2,943 $ 170,223
*RXO, Inc. 160,664 2,263,756
Ryder System, Inc. 82,615 11,373,607
#*Saia, Inc. 31,223 7,618,412
#Schneider National, Inc., Class B 182,654 3,925,234
Science Applications International
Corp. 95,818 11,596,853
Sensata Technologies Holding
PLC 9,719 207,987
*Servotronics, Inc. 231 2,462
Shyft Group, Inc. (The) 27,790 235,103
*SIFCO Industries, Inc. 436 1,155
Simpson Manufacturing Co., Inc. 69,248 10,642,725
#*SiteOne Landscape Supply,
Inc. 69,574 7,987,791
*Skillsoft Corp. 1,461 27,949
*SkyWest, Inc. 81,005 7,223,216
Snap-on, Inc. 68,114 21,374,854
#Southwest Airlines Co. 675,333 18,882,311
*Spirit AeroSystems Holdings,
Inc., Class A 10,918 393,048
*SPX Technologies, Inc. 77,016 10,331,696
SS&C Technologies Holdings,
Inc. 231,359 17,490,740
Standex International Corp. 20,568 2,908,727
Stanley Black & Decker, Inc. 184,275 11,060,186
Steelcase, Inc., Class A 220,302 2,185,396
#*Sterling Infrastructure, Inc. 60,093 8,979,697
*Sun Country Airlines Holdings,
Inc. 115,205 1,129,009
#*Sunrun, Inc. 70,102 483,003
*TaskUS, Inc., Class A 46,620 650,815
*Taylor Devices, Inc. 1,823 58,154
*Team, Inc. 405 8,311
*TechPrecision Corp. 1,539 3,755
#Tecnoglass, Inc. 92,839 6,616,636
Tennant Co. 35,337 2,549,918
Terex Corp. 107,256 3,775,411
Tetra Tech, Inc. 265,436 8,278,949
Textron, Inc. 229,268 16,133,589
*Thermon Group Holdings, Inc. 80,423 2,109,495
Timken Co. (The) 136,862 8,793,384
*Titan International, Inc. 60,442 444,249
*Titan Machinery, Inc. 30,283 502,395
Toro Co. (The) 188,222 12,851,798
Trane Technologies PLC 84,849 32,523,470
#*Transcat, Inc. 5,044 400,141
TransDigm Group, Inc. 9,021 12,747,304
TransUnion 234,486 19,452,959
*Trex Co., Inc. 183,762 10,625,119
TriNet Group, Inc. 56,260 4,406,846
Trinity Industries, Inc. 175,929 4,415,818
*Triumph Group, Inc. 101,676 2,582,570
*TrueBlue, Inc. 80,592 349,769
#*TTEC Holdings, Inc. 49,538 198,152
*Tutor Perini Corp. 126,440 2,713,402
Twin Disc, Inc. 15,629 114,717
*Uber Technologies, Inc. 300,884 24,374,613
UFP Industries, Inc. 120,455 11,906,977
Shares Value†
INDUSTRIALS — (Continued)
U-Haul Holding Co. 246,402 $ 13,502,830
*U-Haul Holding Co. 21,673 1,330,505
*Ultralife Corp. 29,078 130,269
UniFirst Corp. 29,662 5,293,777
Union Pacific Corp. 360,088 77,656,578
*United Airlines Holdings, Inc. 588,474 40,498,781
United Parcel Service, Inc., Class
B 477,538 45,509,371
United Rentals, Inc. 85,969 54,285,125
#Universal Logistics Holdings,
Inc. 18,892 410,712
*Upwork, Inc. 255,172 3,355,512
*V2X, Inc. 69,805 3,473,497
Valmont Industries, Inc. 40,307 11,818,819
Veralto Corp. 113,771 10,910,639
Verisk Analytics, Inc. 111,051 32,918,848
*Verra Mobility Corp. 308,986 6,735,895
Vertiv Holdings Co., Class A 293,366 25,047,589
Vestis Corp. 161,506 1,414,793
*Vicor Corp. 58,795 2,346,214
#Virco Mfg. Corp. 18,703 171,881
*VirTra, Inc. 2,689 12,585
#VSE Corp. 39,494 4,522,853
Wabash National Corp. 106,101 733,158
Waste Management, Inc. 198,952 46,427,439
#Watsco, Inc. 26,208 12,051,487
Watsco, Inc., Class B 1,750 782,618
Watts Water Technologies, Inc.,
Class A 45,160 9,381,990
Werner Enterprises, Inc. 125,953 3,106,001
WESCO International, Inc. 71,039 11,576,515
Westinghouse Air Brake
Technologies Corp. 110,536 20,420,421
*Wilhelmina International, Inc. 2,644 9,122
*Willdan Group, Inc. 30,874 1,210,261
Willis Lease Finance Corp. 14,220 2,200,118
#WillScot Holdings Corp. 234,477 5,890,062
Woodward, Inc. 73,800 13,842,666
Worthington Enterprises, Inc. 82,503 4,177,127
WW Grainger, Inc. 36,621 37,511,257
*Xometry, Inc., Class A 78,549 2,013,996
#*XPO, Inc. 204,298 21,680,104
Xylem, Inc. 144,428 17,413,684
#Zurn Elkay Water Solutions
Corp. 286,369 9,725,091
TOTAL INDUSTRIALS 4,110,067,848
INFORMATION TECHNOLOGY — ( 22 .7% )
*8x8, Inc. 84,433 149,446
A10 Networks, Inc. 150,490 2,480,075
Accenture PLC, Class A 254,185 76,039,443
*ACI Worldwide, Inc. 183,530 9,793,161
Adeia, Inc. 267,070 3,287,632
*Adobe, Inc. 211,197 79,194,651
*ADTRAN Holdings, Inc. 111,929 857,376
Advanced Energy Industries, Inc. 63,378 6,173,651
*Advanced Micro Devices, Inc. 350,163 34,088,368
#*Aeva Technologies, Inc. 23,615 167,903
*Agilysys, Inc. 19,826 1,474,063

84
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Airgain, Inc. 5,413 $ 20,299
*Akamai Technologies, Inc. 200,792 16,179,819
*Alarm.com Holdings, Inc. 74,862 4,012,603
*Alithya Group, Inc., Class A 12,595 15,114
*Alkami Technology, Inc. 53,363 1,424,258
*Allegro MicroSystems, Inc. 240,992 4,595,717
*Alpha & Omega Semiconductor,
Ltd. 73,486 1,383,741
*Ambarella, Inc. 36,672 1,759,889
Amdocs, Ltd. 153,929 13,635,031
Amkor Technology, Inc. 417,141 7,279,110
Amphenol Corp., Class A 385,632 29,674,382
*Amplitude, Inc., Class A 76,941 707,088
*Amtech Systems, Inc. 21,725 74,951
Analog Devices, Inc. 115,459 22,505,268
*ANSYS, Inc. 38,918 12,526,926
*Appfolio, Inc., Class A 29,570 6,106,796
Apple, Inc. 7,477,094 1,588,882,475
Applied Materials, Inc. 269,012 40,542,799
#*Applied Optoelectronics, Inc. 105,470 1,348,961
#*AppLovin Corp., Class A 215,474 58,029,303
*Arista Networks, Inc. 162,628 13,379,406
*Arrow Electronics, Inc. 103,786 11,557,609
*ASGN, Inc. 52,939 2,667,067
*AstroNova, Inc. 8,102 67,328
*Astrotech Corp. 6 35
*Atlassian Corp., Class A 10,226 2,334,698
#*Aurora Innovation, Inc. 1,217,149 8,812,159
*Autodesk, Inc. 84,922 23,289,858
*AvePoint, Inc. 120,759 1,974,410
*Aviat Networks, Inc. 5,981 105,026
Avnet, Inc. 175,129 8,229,312
*Axcelis Technologies, Inc. 32,134 1,573,923
*Backblaze, Inc., Class A 5,511 24,248
Badger Meter, Inc. 34,849 7,695,356
Bel Fuse, Inc., Class A 1,600 98,240
Bel Fuse, Inc., Class B 20,557 1,352,034
Belden, Inc. 69,174 7,132,531
Benchmark Electronics, Inc. 82,006 2,667,655
Bentley Systems, Inc., Class B 137,856 5,926,429
*BILL Holdings, Inc. 62,273 2,837,781
*BK Technologies Corp. 2,350 104,857
*Blackbaud, Inc. 84,775 5,132,279
*BlackLine, Inc. 45,753 2,160,914
*Box, Inc., Class A 171,530 5,355,167
Broadcom, Inc. 861,367 165,787,306
#*C3.ai, Inc., Class A 52,273 1,150,529
*Cadence Design Systems, Inc. 44,843 13,351,555
*Calix, Inc. 119,901 4,905,150
*CCC Intelligent Solutions
Holdings, Inc. 1,109,870 10,277,396
CDW Corp. 114,948 18,456,051
#*Cerence, Inc. 72,952 660,945
*CEVA, Inc. 54,869 1,438,116
*Ciena Corp. 192,248 12,911,376
#*Cipher Mining, Inc. 464,268 1,323,164
*Cirrus Logic, Inc. 103,614 9,951,089
Cisco Systems, Inc. 2,300,852 132,828,186
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#Clear Secure, Inc., Class A 106,156 $ 2,619,930
#*Clearfield, Inc. 24,643 706,515
*Clearwater Analytics Holdings,
Inc., Class A 6,502 147,855
Climb Global Solutions, Inc. 8,865 934,371
*Cloudflare, Inc., Class A 28,654 3,460,830
*Coda Octopus Group, Inc. 2,126 14,244
Cognex Corp. 138,572 3,783,016
Cognizant Technology Solutions
Corp., Class A 396,873 29,197,947
*Coherent Corp. 234,487 15,082,204
*Cohu, Inc. 94,282 1,508,512
*Commvault Systems, Inc. 31,236 5,220,473
*Confluent, Inc., Class A 44,699 1,064,283
*Consensus Cloud Solutions, Inc. 12,267 243,623
#*Core Scientific, Inc. 188,331 1,525,481
*CoreCard Corp. 1,569 30,470
Corning, Inc. 658,761 29,235,813
*Corsair Gaming, Inc. 100,156 709,104
*CPI Card Group, Inc. 213 5,568
#Crane NXT Co. 97,102 4,556,026
*Credo Technology Group
Holding, Ltd. 107,008 4,606,694
*Crexendo, Inc. 16,244 80,083
*Crowdstrike Holdings, Inc., Class
A 14,653 6,284,232
*CS Disco, Inc. 33,854 126,275
CSP, Inc. 12,755 212,243
CTS Corp. 67,896 2,585,480
*CVD Equipment Corp. 2,668 7,737
*Daily Journal Corp. 2,909 1,102,453
*Daktronics, Inc. 98,474 1,249,635
*Data I/O Corp. 1,148 2,617
*Data Storage Corp. 12 42
*Datadog, Inc., Class A 51,155 5,225,995
Dell Technologies, Inc., Class C 55,584 5,100,388
*Diebold Nixdorf, Inc. 79,383 3,519,048
*Digi International, Inc. 88,788 2,415,034
*Digital Turbine, Inc. 199,788 599,364
*DigitalOcean Holdings, Inc. 118,126 3,650,093
*Diodes, Inc. 61,366 2,356,454
*Docusign, Inc. 134,653 11,007,883
Dolby Laboratories, Inc., Class A 80,012 6,144,121
*Dropbox, Inc., Class A 176,576 5,041,245
*DXC Technology Co. 387,159 6,008,708
*Dynatrace, Inc. 305,387 14,344,027
*Eastman Kodak Co. 181,993 1,144,736
*eGain Corp. 46,629 239,673
*Elastic NV 41,474 3,575,059
*Electro-Sensors, Inc. 533 2,255
*Enphase Energy, Inc. 61,709 2,751,604
#Entegris, Inc. 97,627 7,724,248
*EPAM Systems, Inc. 47,460 7,446,949
*ePlus, Inc. 52,585 3,279,201
*EverCommerce, Inc. 21,411 208,971
#*Everspin Technologies, Inc. 35,663 189,014
#*Evolv Technologies Holdings,
Inc. 34,264 150,419
*Expensify, Inc., Class A 6,790 20,098

85
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Extreme Networks, Inc. 49,302 $ 648,814
*F5, Inc. 76,637 20,288,879
*Fabrinet 59,253 12,150,420
*Fair Isaac Corp. 11,706 23,291,194
*FARO Technologies, Inc. 46,576 1,369,800
*Fastly, Inc., Class A 137,239 789,124
*First Solar, Inc. 135,844 17,091,892
*Flex, Ltd. 521,028 17,892,102
*FormFactor, Inc. 101,082 2,844,447
*Fortinet, Inc. 314,393 32,621,418
*Franklin Wireless Corp. 656 3,228
Frequency Electronics, Inc. 11,224 208,766
*Freshworks, Inc., Class A 383,681 5,666,968
*Gartner, Inc. 61,052 25,707,776
Gen Digital, Inc. 1,081,550 27,979,699
#*Gitlab, Inc., Class A 13,856 646,660
#*GlobalFoundries, Inc. 118,227 4,146,221
#*Globant SA 39,052 4,591,344
*GoDaddy, Inc., Class A 109,784 20,675,621
*Grid Dynamics Holdings, Inc. 172,952 2,449,000
*GSI Technology, Inc. 8,177 26,330
*Guidewire Software, Inc. 42,624 8,728,116
Hackett Group, Inc. (The) 58,380 1,491,025
*Harmonic, Inc. 236,663 2,125,234
Hewlett Packard Enterprise Co. 1,612,212 26,150,079
HP, Inc. 440,631 11,266,935
*HubSpot, Inc. 8,094 4,949,481
*I3 Verticals, Inc., Class A 32,622 819,465
*Ichor Holdings, Ltd. 51,172 1,012,182
*Informatica, Inc., Class A 162,667 3,063,020
Information Services Group, Inc. 104,320 404,762
*Inseego Corp. 2,560 20,838
#*Insight Enterprises, Inc. 52,239 7,223,609
*Intapp, Inc. 42,335 2,297,097
Intel Corp. 875,581 17,599,178
*Intellicheck, Inc. 5,451 14,500
*Intellinetics, Inc. 621 9,060
#InterDigital, Inc. 62,962 12,655,362
#*Interlink Electronics, Inc. 1,794 11,177
International Business Machines
Corp. 563,103 136,169,567
Intuit, Inc. 51,237 32,149,680
*IPG Photonics Corp. 27,231 1,630,865
*Itron, Inc. 79,788 8,879,607
Jabil, Inc. 197,145 28,893,571
*Jamf Holding Corp. 146,871 1,699,297
#*JFrog, Ltd. 177,946 6,009,236
Juniper Networks, Inc. 386,246 14,028,455
*Key Tronic Corp. 10,748 26,440
*Keysight Technologies, Inc. 113,959 16,569,639
*Kimball Electronics, Inc. 22,653 324,844
KLA Corp. 65,766 46,213,111
#*Klaviyo, Inc., Class A 31,221 950,367
*Knowles Corp. 223,004 3,510,083
Kulicke & Soffa Industries, Inc. 90,371 2,912,657
*KVH Industries, Inc. 37,382 191,022
*Kyndryl Holdings, Inc. 476,458 15,446,768
Lam Research Corp. 635,739 45,563,414
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Lattice Semiconductor Corp. 92,862 $ 4,543,738
*LGL Group, Inc. (The) 874 5,987
#*Life360, Inc. 39,340 1,687,686
Littelfuse, Inc. 50,669 9,237,465
*LiveRamp Holdings, Inc. 155,172 4,059,300
#*Lumentum Holdings, Inc. 122,356 7,223,898
#*MACOM Technology Solutions
Holdings, Inc. 49,023 5,086,136
*Manhattan Associates, Inc. 59,639 10,579,362
Marvell Technology, Inc. 225,021 13,134,476
*MaxLinear, Inc. 72,344 722,717
*Meridianlink, Inc. 160,275 2,710,250
Microchip Technology, Inc. 5,953 274,314
Micron Technology, Inc. 500,740 38,531,943
Microsoft Corp. 3,538,778 1,398,737,392
*Mirion Technologies, Inc. 472,107 7,449,848
*Mitek Systems, Inc. 59,018 488,669
MKS Instruments, Inc. 115,425 8,095,910
*MongoDB, Inc. 12,429 2,139,901
Monolithic Power Systems, Inc. 18,856 11,183,494
Motorola Solutions, Inc. 77,107 33,957,152
*M-Tron Industries, Inc. 437 24,240
*N-able, Inc. 118,330 835,410
#Napco Security Technologies,
Inc. 17,109 390,941
#*nCino, Inc. 203,428 4,719,530
*NCR Voyix Corp. 221,030 1,894,227
#*Neonode, Inc. 4,283 52,467
NetApp, Inc. 186,611 16,748,337
*NETGEAR, Inc. 70,695 1,705,163
*NetScout Systems, Inc. 159,248 3,347,393
*NetSol Technologies, Inc. 1,694 4,201
*nLight, Inc. 78,399 604,456
*Nortech Systems, Inc. 313 2,764
*Novanta, Inc. 42,872 5,095,766
*Nutanix, Inc., Class A 186,219 12,793,245
NVE Corp. 4,926 286,250
NVIDIA Corp. 12,159,618 1,324,425,593
NXP Semiconductors NV 285,986 52,710,080
*Okta, Inc. 175,490 19,682,958
*Olo, Inc., Class A 271,261 1,681,818
*ON Semiconductor Corp. 193,977 7,700,887
*ON24, Inc. 72,327 338,490
*One Stop Systems, Inc. 8,076 18,656
OneSpan, Inc. 99,406 1,478,167
*Onto Innovation, Inc. 80,062 9,765,162
*Ooma, Inc. 5,505 67,326
*Optical Cable Corp. 227 679
Oracle Corp. 831,938 117,070,315
#*OSI Systems, Inc. 30,689 6,283,266
*Ouster, Inc. 120,200 893,086
*Palantir Technologies, Inc.,
Class A 135,250 16,019,010
*Palo Alto Networks, Inc. 69,747 13,037,807
#*PAR Technology Corp. 66,906 3,907,310
PC Connection, Inc. 53,763 3,335,457
*PDF Solutions, Inc. 66,251 1,215,706
Pegasystems, Inc. 158,003 14,548,916

86
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Penguin Solutions, Inc. 121,436 $ 2,072,913
*Photronics, Inc. 125,747 2,297,398
*Plexus Corp. 44,518 5,450,339
Power Integrations, Inc. 98,370 4,831,934
*Powerfleet, Inc. 148,355 747,709
#*Procore Technologies, Inc. 96,236 6,167,765
#Progress Software Corp. 90,010 5,397,000
*PTC, Inc. 89,368 13,849,359
*Pure Storage, Inc., Class A 103,023 4,673,123
*Q2 Holdings, Inc. 66,655 5,282,409
*Qorvo, Inc. 78,278 5,610,184
QUALCOMM, Inc. 645,645 95,852,457
*Qualys, Inc. 52,570 6,608,575
*Rambus, Inc. 184,028 8,978,726
Red Violet, Inc. 5,347 208,854
#ReposiTrak, Inc. 838 18,101
*RF Industries, Ltd. 562 2,152
*Ribbon Communications, Inc. 404,384 1,298,073
Richardson Electronics, Ltd. 25,986 225,039
#*Rigetti Computing, Inc. 35,361 313,652
#*Rimini Street, Inc. 12,311 43,458
*RingCentral, Inc., Class A 107,815 2,749,283
#*Riot Platforms, Inc. 261,375 1,892,355
*Rogers Corp. 19,978 1,234,840
Roper Technologies, Inc. 24,572 13,762,286
Salesforce, Inc. 323,016 86,797,629
*Samsara, Inc., Class A 34,607 1,372,514
#*Sandisk Corp. 77,131 2,476,676
*Sanmina Corp. 108,096 8,300,692
Sapiens International Corp. NV 106,746 2,923,773
*ScanSource, Inc. 59,096 1,949,577
Seagate Technology Holdings
PLC 130,378 11,868,309
*SEMrush Holdings, Inc., Class A 197,875 2,034,155
*SentinelOne, Inc., Class A 307,311 5,685,254
*ServiceNow, Inc. 18,713 17,871,102
*Silicon Laboratories, Inc. 57,106 5,811,107
#*SiTime Corp. 40,336 5,923,745
#*SkyWater Technology, Inc. 23,132 164,006
Skyworks Solutions, Inc. 114,205 7,341,097
*Snowflake, Inc., Class A 59,905 9,554,248
*SoundThinking, Inc. 829 12,866
*Sprinklr, Inc., Class A 6,358 48,893
*SPS Commerce, Inc. 41,141 5,904,145
#*Stratasys, Ltd. 119,844 1,131,327
*Synaptics, Inc. 31,675 1,763,031
*Synchronoss Technologies, Inc. 2,175 22,837
*Synopsys, Inc. 22,584 10,366,282
Taitron Components, Inc. 3,010 6,502
TD SYNNEX Corp. 113,569 12,583,445
TE Connectivity PLC 198,417 29,044,280
*Teledyne Technologies, Inc. 30,827 14,366,307
*Telos Corp. 53,421 145,839
*Tenable Holdings, Inc. 29,091 889,312
*Teradata Corp. 129,249 2,778,854
Teradyne, Inc. 205,823 15,274,125
#*Terawulf, Inc. 793,401 2,205,655
#Texas Instruments, Inc. 295,368 47,273,648
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*TransAct Technologies, Inc. 9,420 $ 32,782
*Trimble, Inc. 269,671 16,757,356
*Trio-Tech International 446 2,301
*TTM Technologies, Inc. 227,234 4,549,225
*Turtle Beach Corp. 32,121 370,998
*Twilio, Inc., Class A 215,017 20,794,294
*Tyler Technologies, Inc. 16,823 9,139,936
*UiPath, Inc., Class A 180,599 2,156,352
*Ultra Clean Holdings, Inc. 65,609 1,227,216
*Unisys Corp. 72,988 289,762
#*Unity Software, Inc. 353,595 7,450,247
Universal Display Corp. 82,562 10,372,264
*Varonis Systems, Inc. 17,821 763,452
#*Veeco Instruments, Inc. 97,321 1,819,903
*Verint Systems, Inc. 80,483 1,419,720
*VeriSign, Inc. 44,752 12,625,434
#*Vertex, Inc., Class A 104,098 4,167,043
*Viant Technology, Inc., Class A 3,231 46,236
#*Viasat, Inc. 83,231 771,551
*Viavi Solutions, Inc. 391,019 4,136,981
Vishay Intertechnology, Inc. 226,399 2,940,923
*Vishay Precision Group, Inc. 21,220 529,227
Vontier Corp. 277,530 8,828,229
#*Western Digital Corp. 232,651 10,204,073
*WidePoint Corp. 401 1,712
*Workday, Inc., Class A 21,256 5,207,720
#Xerox Holdings Corp. 296,329 1,306,811
*Xperi, Inc. 57,688 426,314
*Yext, Inc. 258,272 1,756,250
*Zebra Technologies Corp. 66,133 16,554,413
#*Zeta Global Holdings Corp.,
Class A 114,479 1,495,096
*Zoom Communications, Inc. 230,967 17,909,181
*Zscaler, Inc. 21,462 4,854,061
TOTAL INFORMATION
TECHNOLOGY 7,279,378,269
MATERIALS — ( 3 .6% )
AdvanSix, Inc. 68,878 1,475,367
Air Products and Chemicals, Inc. 88,197 23,909,325
#Albemarle Corp. 50,122 2,934,643
Alcoa Corp. 514,644 12,624,217
*Alpha Metallurgical Resources,
Inc. 28,482 3,456,291
#Amcor PLC 4,085,626 37,587,755
American Vanguard Corp. 3,380 14,264
*Ampco-Pittsburgh Corp. 38,726 80,163
AptarGroup, Inc. 87,272 13,086,436
Ardagh Metal Packaging SA 151,051 560,399
#*Arq, Inc. 31,234 118,377
*Ascent Industries Co. 14,398 190,054
Ashland, Inc. 34,577 1,880,643
*Aspen Aerogels, Inc. 124,575 672,705
Avery Dennison Corp. 152,522 26,098,039
Avient Corp. 182,552 6,080,807
*Axalta Coating Systems, Ltd. 435,859 14,165,418
Balchem Corp. 50,925 7,972,309
Ball Corp. 326,484 16,957,579
Cabot Corp. 104,047 8,171,851

87
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
MATERIALS — (Continued)
Caledonia Mining Corp. PLC 2,055 $ 27,064
Carpenter Technology Corp. 81,270 15,897,225
#Celanese Corp. 62,334 2,774,486
#*Century Aluminum Co. 205,141 3,366,364
CF Industries Holdings, Inc. 297,172 23,289,370
Chemours Co. (The) 86,494 1,070,796
*Clearwater Paper Corp. 33,587 902,147
#*Cleveland-Cliffs, Inc. 283,964 2,339,863
*Coeur Mining, Inc. 815,691 4,527,085
Commercial Metals Co. 234,330 10,437,058
#*Compass Minerals
International, Inc. 4,415 59,338
*Core Molding Technologies, Inc. 6,699 103,031
Corteva, Inc. 472,627 29,298,148
CRH PLC 227,704 21,727,516
Crown Holdings, Inc. 219,357 21,130,660
*Dakota Gold Corp. 51,886 140,092
Dow, Inc. 161,688 4,946,036
DuPont de Nemours, Inc. 289,789 19,123,176
Eagle Materials, Inc. 65,814 14,899,631
Eastman Chemical Co. 162,276 12,495,252
Ecolab, Inc. 83,035 20,877,490
*Ecovyst, Inc. 125,383 749,790
#Element Solutions, Inc. 486,610 9,931,710
#Ferroglobe PLC 105,628 368,642
*Flexible Solutions International,
Inc. 6,450 24,317
*Flotek Industries, Inc. 39,427 274,412
FMC Corp. 112,542 4,717,761
Fortitude Gold Corp. 18,471 64,094
Freeport-McMoRan, Inc. 1,211,869 43,663,640
Friedman Industries, Inc. 10,108 173,959
#Graphic Packaging Holding Co. 581,729 14,723,561
Greif, Inc., Class A 53,725 2,819,488
Greif, Inc., Class B 26,505 1,472,883
#Hawkins, Inc. 41,347 5,035,238
HB Fuller Co. 81,271 4,391,885
Hecla Mining Co. 1,283,581 7,342,083
Huntsman Corp. 224,129 2,983,157
*Idaho Strategic Resources, Inc. 3,368 53,854
*Ingevity Corp. 76,477 2,522,211
Innospec, Inc. 49,982 4,472,389
International Flavors &
Fragrances, Inc. 163,718 12,845,314
#International Paper Co. 446,784 20,409,093
*Intrepid Potash, Inc. 31,901 1,054,009
#*Ivanhoe Electric, Inc. 35,846 225,830
Kaiser Aluminum Corp. 38,374 2,473,588
*Knife River Corp. 91,387 8,533,718
Koppers Holdings, Inc. 40,688 1,019,641
Kronos Worldwide, Inc. 102,574 790,846
Linde PLC 260,619 118,120,349
Louisiana-Pacific Corp. 137,905 11,902,581
*LSB Industries, Inc. 108,651 693,193
LyondellBasell Industries NV,
Class A 342,920 19,961,373
*Magnera Corp. 40,284 590,966
Martin Marietta Materials, Inc. 39,917 20,915,710
Shares Value†
MATERIALS — (Continued)
Materion Corp. 33,886 $ 2,812,877
Mativ Holdings, Inc. 31,886 162,937
*McEwen Mining, Inc. 117,774 918,637
Mercer International, Inc. 74,024 330,887
*Metallus, Inc. 64,710 818,581
Minerals Technologies, Inc. 74,797 3,858,777
Mosaic Co. (The) 208,053 6,324,811
#*MP Materials Corp. 296,363 7,249,039
Myers Industries, Inc. 46,845 491,872
NewMarket Corp. 17,782 10,941,265
Newmont Corp. 918,307 48,376,413
*Nexa Resources SA 14,401 84,102
Northern Technologies
International Corp. 16,161 120,399
Nucor Corp. 254,883 30,425,384
*O-I Glass, Inc. 53,121 672,512
Olin Corp. 173,438 3,749,730
Olympic Steel, Inc. 15,158 488,846
Orion SA 39,110 470,884
Packaging Corp. of America 152,520 28,309,237
*Perimeter Solutions, Inc. 323,695 3,279,030
PPG Industries, Inc. 201,367 21,920,812
#Quaker Chemical Corp. 2,230 236,246
Radius Recycling, Inc. 64,627 1,895,510
#Ramaco Resources, Inc., Class
A 94,034 947,863
#Ramaco Resources, Inc., Class
B 6,458 59,220
*Ranpak Holdings Corp. 63,932 262,761
*Rayonier Advanced Materials,
Inc. 164,713 701,677
Reliance, Inc. 76,116 21,938,915
Royal Gold, Inc. 64,159 11,722,491
RPM International, Inc. 220,182 23,504,428
Ryerson Holding Corp. 44,635 1,043,566
Scotts Miracle-Gro Co. (The) 68,013 3,426,495
Sealed Air Corp. 287,900 7,934,524
Sensient Technologies Corp. 78,389 7,364,647
Sherwin-Williams Co. (The) 140,393 49,547,498
Silgan Holdings, Inc. 205,011 10,588,818
*Smith-Midland Corp. 323 9,687
Smurfit WestRock PLC 399,188 16,773,880
Sonoco Products Co. 187,529 7,688,689
Southern Copper Corp. 46,024 4,120,068
#Steel Dynamics, Inc. 195,204 25,319,911
Stepan Co. 23,432 1,184,722
SunCoke Energy, Inc. 199,447 1,806,990
Sylvamo Corp. 80,849 4,820,217
*Tredegar Corp. 69,577 540,613
TriMas Corp. 93,126 2,239,680
Trinseo PLC 2,305 9,174
Tronox Holdings PLC 322,761 1,746,137
United States Lime & Minerals,
Inc. 49,159 4,596,858
#United States Steel Corp. 298,139 13,031,656
#*US Gold Corp. 4,751 52,118
Vulcan Materials Co. 86,950 22,809,593
#Warrior Met Coal, Inc. 61,720 2,951,450
Westlake Corp. 66,060 6,105,926

88
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
MATERIALS — (Continued)
Worthington Steel, Inc. 95,153 $ 2,441,626
TOTAL MATERIALS 1,144,020,441
REAL ESTATE — ( 0 .3% )
*AMREP Corp. 7,663 172,801
*Anywhere Real Estate, Inc. 32,903 113,844
*CBRE Group, Inc., Class A 199,392 24,361,715
*CKX Lands, Inc. 39 410
*Compass, Inc., Class A 549,641 4,243,229
*Comstock Holding Cos., Inc. 803 8,383
#*CoStar Group, Inc. 250,092 18,549,324
*Cushman & Wakefield PLC 483,636 4,531,669
*Douglas Elliman, Inc. 5,004 8,307
#eXp World Holdings, Inc. 73,035 669,001
*Five Point Holdings LLC, Class A 59,982 315,505
*Forestar Group, Inc. 81,945 1,578,261
*FRP Holdings, Inc. 39,722 1,056,009
#*Howard Hughes Holdings, Inc. 96,881 6,445,493
*J.W. Mays, Inc. 362 13,452
*Jones Lang LaSalle, Inc. 59,451 13,519,752
Kennedy-Wilson Holdings, Inc. 119,381 764,038
Marcus & Millichap, Inc. 96,447 2,931,989
*Maui Land & Pineapple Co., Inc. 1,108 17,207
Millrose Properties, Inc. 23,546 589,592
Newmark Group, Inc., Class A 313,981 3,450,651
*RE/MAX Holdings, Inc. 5,882 44,997
*Seaport Entertainment Group,
Inc. 21,370 409,235
St. Joe Co. (The) 84,940 3,594,661
*Stratus Properties, Inc. 15,887 252,127
*Tejon Ranch Co. 69,188 1,171,353
*Zillow Group, Inc., Class A 70,098 4,625,066
*Zillow Group, Inc., Class C 235,353 15,846,317
TOTAL REAL ESTATE 109,284,388
UTILITIES — ( 2 .1% )
AES Corp. (The) 213,455 2,134,550
ALLETE, Inc. 56,050 3,670,715
Alliant Energy Corp. 189,847 11,588,261
Ameren Corp. 118,044 11,714,687
American Electric Power Co., Inc. 235,745 25,540,613
American States Water Co. 44,943 3,645,327
American Water Works Co., Inc. 86,308 12,688,139
Artesian Resources Corp., Class
A 6,405 227,506
#Atmos Energy Corp. 78,721 12,644,954
Avista Corp. 98,474 4,083,717
Black Hills Corp. 86,450 5,264,805
Brookfield Renewable Corp. 166,688 4,743,940
California Water Service Group 62,320 3,156,508
CenterPoint Energy, Inc. 412,666 16,003,187
Chesapeake Utilities Corp. 23,097 3,041,182
Clearway Energy, Inc., Class A 21,872 598,199
Clearway Energy, Inc., Class C 86,621 2,541,460
CMS Energy Corp. 178,523 13,148,219
Consolidated Edison, Inc. 186,244 20,999,011
Consolidated Water Co., Ltd. 13,473 313,113
Constellation Energy Corp. 64,389 14,387,078
Dominion Energy, Inc. 408,872 22,234,459
DTE Energy Co. 91,116 12,482,892
Shares Value†
UTILITIES — (Continued)
Duke Energy Corp. 129,235 $ 15,769,255
Edison International 165,019 8,830,167
#Entergy Corp. 206,547 17,178,514
Essential Utilities, Inc. 179,161 7,368,892
Evergy, Inc. 170,069 11,751,768
Eversource Energy 146,753 8,728,868
Exelon Corp. 486,499 22,816,803
FirstEnergy Corp. 250,781 10,753,489
Genie Energy, Ltd., Class B 50,320 743,226
Global Water Resources, Inc. 770 8,031
H2O America 35,314 2,003,716
*Hawaiian Electric Industries, Inc. 67,911 713,066
IDACORP, Inc. 65,920 7,784,493
#MDU Resources Group, Inc. 373,297 6,398,311
MGE Energy, Inc. 43,617 3,943,849
Middlesex Water Co. 15,633 986,755
*Montauk Renewables, Inc. 45,690 95,949
National Fuel Gas Co. 109,702 8,422,920
New Jersey Resources Corp. 201,379 9,855,488
NextEra Energy, Inc. 345,559 23,110,986
NiSource, Inc. 326,528 12,770,510
Northwest Natural Holding Co. 48,922 2,108,538
Northwestern Energy Group, Inc. 75,792 4,413,368
#NRG Energy, Inc. 278,046 30,468,281
OGE Energy Corp. 183,386 8,322,057
ONE Gas, Inc. 69,205 5,433,285
Ormat Technologies, Inc. 123,988 9,001,529
#Otter Tail Corp. 50,131 3,979,399
PG&E Corp. 1,190,721 19,670,711
#Pinnacle West Capital Corp. 77,377 7,364,743
Portland General Electric Co. 135,685 5,715,052
PPL Corp. 322,961 11,788,076
Public Service Enterprise Group,
Inc. 235,742 18,842,858
*Pure Cycle Corp. 21,771 215,533
RGC Resources, Inc. 4,261 89,353
Sempra 314,519 23,359,326
Southern Co. (The) 184,565 16,959,678
Southwest Gas Holdings, Inc. 85,181 6,150,920
Spire, Inc. 68,321 5,229,289
TXNM Energy, Inc. 108,830 5,789,756
UGI Corp. 255,195 8,367,844
Unitil Corp. 18,532 1,087,087
Vistra Corp. 545,935 70,769,554
WEC Energy Group, Inc. 150,994 16,536,863
Xcel Energy, Inc. 272,957 19,298,060
York Water Co. (The) 10,266 361,363
TOTAL UTILITIES 688,210,101
TOTAL COMMON STOCKS 30,728,643,908
RIGHTS/WARRANTS — ( 0 .0% )
HEALTH CARE — ( 0 .0% )
*<ABIOMED, Inc. CVR 1/2/2026 9,217 143,877
*<Albireo Pharma, Inc. CVR
3/2/2026 10,648 61,865
#*<Chinook Therapeutics, Inc.
CVR 96,487 192,974
*<Chinook Therapeutics, Inc.
CVR 5,844 2,221

89
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*<Imara, Inc. CVR 11,200 $ 4,256
*<Mirati Therapeutics CVR 76,379 227,609
*OmniAb Operations, Inc.-
Vesting 12.5 7,938 –
*OmniAb Operations, Inc.-
Vesting 15 7,938 –
*Poseida Therapeutics, Inc. CVR 10,439 5,220
*Poseida Therapeutics, Inc. CVR
1/2/2026 218 244
*<Xoma Corp. CVR 4/21/2026 5,813 407
TOTAL HEALTH CARE 638,673
INDUSTRIALS — ( 0 .0% )
*<Communications Systems CVR 1,608 804
INFORMATION TECHNOLOGY — ( 0 .0% )
*Gen Digital, Inc. CVR 6,811 35,758
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*M-Tron Industries, Inc. 2/28/2028 437 $ 764
TOTAL INFORMATION
TECHNOLOGY 36,522
MATERIALS — ( 0 .0% )
*<Resolute Forest Products, Inc.
CVR 95,553 25,446
TOTAL RIGHTS/WARRANTS 701,445
TOTAL INVESTMENT SECURITIES — (95.7%)
(Cost $20,769,045,942) 30,729,345,353
SECURITIES LENDING COLLATERAL — (4.3%)
@§The DFA Short Term
Investment Fund 118,458,623 1,369,973,970
TOTAL INVESTMENTS — ( 100 .0% )
(Cost $22,139,019,912) $ 32,099,319,323
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 2,428,517,730 $ — $ — $ 2,428,517,730
Consumer Discretionary ................ 3,080,391,606 — — 3,080,391,606
Consumer Staples .................... 1,973,863,899 — — 1,973,863,899
Energy ............................. 1,444,437,103 — — 1,444,437,103
Financials ........................... 5,318,847,325 657,338 — 5,319,504,663
Health Care ......................... 3,150,891,112 — 76,748 3,150,967,860
Industrials ........................... 4,110,067,848 — — 4,110,067,848
Information Technology ................ 7,279,378,269 — — 7,279,378,269
Materials ........................... 1,144,020,441 — — 1,144,020,441
Real Estate .......................... 109,284,388 — — 109,284,388
Utilities ............................. 688,210,101 — — 688,210,101
Rights/Warrants
Health Care ......................... — 5,464 633,209 638,673
Industrials ........................... — — 804 804
Information Technology ................ 36,522 — — 36,522
Materials ........................... — — 25,446 25,446
Securities Lending Collateral .............. — 1,369,973,970 — 1,369,973,970
Total Investments ....................... $30,727,946,344 $1,370,636,772 $736,207> $32,099,319,323
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

90
Dimensional US Marketwide Value ETF
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — ( 97 .5% )
COMMUNICATION SERVICES — ( 7 .4% )
#*Advantage Solutions, Inc. 8,755 $ 11,732
AT&T, Inc. 6,150,043 170,356,191
*Atlanta Braves Holdings, Inc. 1,850 73,741
*Bandwidth, Inc., Class A 72 894
*Cars.com, Inc. 41,752 485,993
#*Charter Communications, Inc.,
Class A 67,631 26,501,884
#Cinemark Holdings, Inc. 230 6,879
Comcast Corp., Class A 3,157,218 107,976,856
*EchoStar Corp., Class A 272 6,115
Electronic Arts, Inc. 193,525 28,078,542
Fox Corp., Class A 163,629 8,147,088
Fox Corp., Class B 163,198 7,546,276
*Frontier Communications Parent,
Inc. 221,293 8,021,871
Gray Media, Inc. 37,074 124,198
IDT Corp., Class B 1,858 93,364
*IMAX Corp. 26,080 634,526
*Integral Ad Science Holding
Corp. 15,275 107,994
Interpublic Group of Cos., Inc.
(The) 271,403 6,817,643
Iridium Communications, Inc. 26,660 643,306
John Wiley & Sons, Inc., Class A 34,158 1,490,655
*Liberty Broadband Corp., Class
A 26,977 2,402,302
*Liberty Broadband Corp., Class
C 58,606 5,297,396
*Liberty Global, Ltd., Class A 91,896 1,006,261
*Liberty Global, Ltd., Class C 72,362 820,585
*Liberty Latin America, Ltd., Class
C 171,686 944,273
*Liberty Media Corp.-Liberty Live 23,375 1,671,546
*Liberty Media Corp.-Liberty Live 8,973 627,931
*Liberty Media Corp-Liberty
Formula One 17,043 1,372,814
*Liberty Media Corp-Liberty
Formula One 107,736 9,552,951
*Madison Square Garden
Entertainment Corp. 2 65
*Magnite, Inc. 90,863 1,080,361
Marcus Corp. (The) 21,900 357,189
Match Group, Inc. 36,844 1,092,793
New York Times Co. (The), Class
A 117,183 6,100,547
News Corp., Class A 285,014 7,729,580
#News Corp., Class B 111,405 3,500,345
Nexstar Media Group, Inc. 26,338 3,941,745
#Omnicom Group, Inc. 160,101 12,193,292
#Paramount Global, Class A 14,300 324,038
Paramount Global, Class B 14,676 172,296
*Pinterest, Inc., Class A 283,665 7,182,398
*Roku, Inc. 44,440 3,029,919
Shares Value†
COMMUNICATION SERVICES — (Continued)
Saga Communications, Inc.,
Class A 8,193 $ 92,991
Scholastic Corp. 10,106 182,211
Shutterstock, Inc. 1,129 18,019
Sinclair, Inc. 23,233 334,555
#Sirius XM Holdings, Inc. 102,327 2,191,844
#*Sphere Entertainment Co. 12,150 331,087
Spok Holdings, Inc. 9,322 133,677
*Sunrise Communications AG,
ADR 34,302 1,849,564
*Take-Two Interactive Software,
Inc. 1,430 333,648
TEGNA, Inc. 137,990 2,239,578
Telephone and Data Systems,
Inc. 70,388 2,638,846
*Thryv Holdings, Inc. 874 11,974
TKO Group Holdings, Inc. 28 4,561
T-Mobile US, Inc. 389,068 96,080,343
*TripAdvisor, Inc. 12,888 160,456
*United States Cellular Corp. 2,362 162,175
Verizon Communications, Inc. 3,535,393 155,769,416
*Vimeo, Inc. 4,310 21,722
Walt Disney Co. (The) 952,760 86,653,522
*Warner Bros Discovery, Inc. 1,209,453 10,485,958
*Yelp, Inc. 59,810 2,098,135
*Ziff Davis, Inc. 7,996 236,122
*ZoomInfo Technologies, Inc. 194,364 1,663,756
TOTAL COMMUNICATION
SERVICES 801,220,535
CONSUMER DISCRETIONARY — ( 4 .8% )
#*1-800-Flowers.com, Inc., Class
A 20,434 113,000
*Abercrombie & Fitch Co. 26,762 1,857,818
Academy Sports & Outdoors, Inc. 6,090 229,471
#Acushnet Holdings Corp. 55,771 3,693,156
ADT, Inc. 596,740 4,785,855
*Adtalem Global Education, Inc. 37,572 3,990,146
#A-Mark Precious Metals, Inc. 10,431 254,099
*American Axle & Manufacturing
Holdings, Inc. 481 1,837
#American Eagle Outfitters, Inc. 121,558 1,280,006
*Aptiv PLC 179,141 10,221,785
Aramark 240,998 8,056,563
#*Arhaus, Inc. 50 393
*Asbury Automotive Group, Inc. 18,024 3,931,755
Autoliv, Inc. 78,174 7,288,162
*AutoNation, Inc. 34,220 5,959,413
Bassett Furniture Industries, Inc. 2,900 51,185
*Beazer Homes USA, Inc. 6,423 125,634
Best Buy Co., Inc. 2,279 151,987
*Biglari Holdings, Inc., Class B 8 1,863
#*Birkenstock Holding PLC 44,666 2,297,172
*BJ's Restaurants, Inc. 20,302 675,854
*Boot Barn Holdings, Inc. 26,359 2,750,298

91
Dimensional US Marketwide Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
BorgWarner, Inc. 180,799 $ 5,131,076
Boyd Gaming Corp. 316 21,848
Brunswick Corp. 63,883 2,941,812
Buckle, Inc. (The) 31,179 1,083,782
#Build-A-Bear Workshop, Inc. 11,636 410,518
#Caleres, Inc. 13,579 206,944
Canterbury Park Holding Corp. 2,755 47,524
*CarMax, Inc. 106,344 6,877,266
*Carnival Corp. 449,839 8,250,047
Carriage Services, Inc. 13,475 538,461
*Cavco Industries, Inc. 4,211 2,079,602
Century Communities, Inc. 26,606 1,451,091
*Champion Homes, Inc. 48,860 4,226,390
#Cheesecake Factory, Inc. (The) 889 44,779
*Citi Trends, Inc. 4,022 89,811
#Columbia Sportswear Co. 47,228 2,936,165
#Cracker Barrel Old Country
Store, Inc. 141 6,021
*Crocs, Inc. 41,918 4,041,734
*Culp, Inc. 9,356 35,553
D.R. Horton, Inc. 246,884 31,191,325
Dana, Inc. 45,806 629,374
Dick's Sporting Goods, Inc. 43,374 8,143,035
#Dillard's, Inc., Class A 9,423 3,266,577
*Dorman Products, Inc. 26,124 2,959,849
#*Dream Finders Homes, Inc.,
Class A 6,939 157,238
eBay, Inc. 225,660 15,380,986
Escalade, Inc. 277 4,205
Ethan Allen Interiors, Inc. 23,817 677,117
#*Figs, Inc., Class A 54,844 221,021
*First Watch Restaurant Group,
Inc. 27,978 494,091
Flanigan's Enterprises, Inc. 865 21,192
Flexsteel Industries, Inc. 2,068 69,051
*Floor & Decor Holdings, Inc.,
Class A 58,382 4,170,810
*Flutter Entertainment PLC 88,850 21,411,962
*Foot Locker, Inc. 656 8,049
Ford Motor Co. 3,306,865 33,101,719
*Funko, Inc., Class A 759 3,044
#*GameStop Corp., Class A 224,203 6,246,296
Gap, Inc. (The) 325,255 7,123,084
Garmin, Ltd. 140,017 26,164,977
General Motors Co. 855,778 38,715,397
*Genesco, Inc. 6,504 126,178
Gentex Corp. 200,102 4,358,222
*Gentherm, Inc. 23,659 615,371
#Genuine Parts Co. 100,389 11,800,727
*G-III Apparel Group, Ltd. 33,035 833,143
#*Global Business Travel Group I 49,837 334,406
*Goodyear Tire & Rubber Co.
(The) 27,290 296,915
Graham Holdings Co., Class B 1,924 1,770,176
*Grand Canyon Education, Inc. 708 126,286
*Green Brick Partners, Inc. 3,702 218,381
Group 1 Automotive, Inc. 11,146 4,498,860
#Guess?, Inc. 55,939 629,314
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Hamilton Beach Brands Holding
Co., Class A 10,060 $ 199,188
*Hanesbrands, Inc. 18,771 86,159
Harley-Davidson, Inc. 40,677 911,978
Hasbro, Inc. 59,812 3,702,363
Haverty Furniture Cos., Inc. 13,820 250,971
*Helen of Troy, Ltd. 24,396 679,673
#*Hilton Grand Vacations, Inc. 80,628 2,711,520
Hooker Furnishings Corp. 10,814 103,814
*Hovnanian Enterprises, Inc.,
Class A 1,769 171,239
#Hyatt Hotels Corp., Class A 27,043 3,047,205
International Game Technology
PLC 7,100 116,440
Johnson Outdoors, Inc., Class A 4,357 99,470
KB Home 33,192 1,793,364
Lakeland Industries, Inc. 4,946 80,768
*Latham Group, Inc. 1,085 5,930
*Laureate Education, Inc. 125,996 2,528,740
La-Z-Boy, Inc. 36,280 1,433,060
#LCI Industries 22,024 1,697,610
Lear Corp. 48,327 4,144,040
#Lennar Corp., Class A 141,926 15,414,583
#Lennar Corp., Class B 10,767 1,112,985
Levi Strauss & Co., Class A 76,913 1,231,377
*LGI Homes, Inc. 18,880 1,031,037
*Life Time Group Holdings, Inc. 138,142 4,235,434
Lifetime Brands, Inc. 16,431 59,809
Lithia Motors, Inc. 21,720 6,358,747
LKQ Corp. 208,968 7,984,667
#*Lovesac Co. (The) 5,790 112,616
#*Lucid Group, Inc. 776,460 1,948,915
*M/I Homes, Inc. 23,465 2,503,246
Macy's, Inc. 9,355 106,834
*MarineMax, Inc. 13,602 291,899
Marriott Vacations Worldwide
Corp. 15,466 847,691
*Mattel, Inc. 284,778 4,525,122
Matthews International Corp.,
Class A 14,183 290,042
Meritage Homes Corp. 55,746 3,798,532
#*MGM Resorts International 210,992 6,637,808
*Mister Car Wash, Inc. 101,180 694,095
*Mobileye Global, Inc., Class A 14,068 205,111
*Modine Manufacturing Co. 34,106 2,784,414
*Mohawk Industries, Inc. 47,376 5,038,438
Monarch Casino & Resort, Inc. 2,956 231,130
*Motorcar Parts of America, Inc. 16,200 144,342
Movado Group, Inc. 17,147 238,172
#Nordstrom, Inc. 31,622 763,355
*NVR, Inc. 24 171,018
*ODP Corp. (The) 27,662 378,416
*Ollie's Bargain Outlet Holdings,
Inc. 32,424 3,440,511
OneSpaWorld Holdings, Ltd. 64,060 1,069,802
#Patrick Industries, Inc. 28,672 2,207,171
Penske Automotive Group, Inc. 30,648 4,770,974
Perdoceo Education Corp. 65,709 1,650,610
Phinia, Inc. 41,137 1,651,651

92
Dimensional US Marketwide Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Playa Hotels & Resorts NV 50,989 $ 684,272
#*Portillo's, Inc., Class A 2,425 25,074
PulteGroup, Inc. 173,618 17,809,734
PVH Corp. 40,944 2,824,317
Ralph Lauren Corp. 20,217 4,547,814
RCI Hospitality Holdings, Inc. 7,677 304,623
*Revolve Group, Inc. 320 6,362
#*Rivian Automotive, Inc., Class A 566,406 7,737,106
Rocky Brands, Inc. 7,815 167,163
*Sally Beauty Holdings, Inc. 22,049 179,479
Shoe Carnival, Inc. 23,452 407,596
Signet Jewelers, Ltd. 36,349 2,155,496
*Skechers USA, Inc., Class A 139,517 6,699,606
Smith & Wesson Brands, Inc. 48,781 464,883
Sonic Automotive, Inc., Class A 19,042 1,156,230
*Sonos, Inc. 2,001 18,429
Standard Motor Products, Inc. 23,896 647,582
Steven Madden, Ltd. 67,335 1,414,035
Strategic Education, Inc. 21,058 1,717,912
*Strattec Security Corp. 5,224 174,064
#*Stride, Inc. 41,382 5,886,589
Superior Group of Cos., Inc. 16,152 167,658
Tapestry, Inc. 554 39,140
*Taylor Morrison Home Corp. 95,743 5,490,861
#Thor Industries, Inc. 45,993 3,330,813
#*Tile Shop Holdings, Inc. 37,089 210,295
Toll Brothers, Inc. 80,446 8,114,588
*TopBuild Corp. 18,862 5,578,625
*Topgolf Callaway Brands Corp. 12,338 81,554
*Tri Pointe Homes, Inc. 86,708 2,666,271
*Under Armour, Inc., Class A 65,019 371,909
*Under Armour, Inc., Class C 154,359 839,713
*Unifi, Inc. 34,880 177,539
*Universal Technical Institute, Inc. 31,322 878,895
Upbound Group, Inc. 47,788 950,981
*Urban Outfitters, Inc. 82,773 4,368,759
*Valvoline, Inc. 14,799 507,014
#VF Corp. 22,663 269,236
*Victoria's Secret & Co. 14,142 265,870
#Whirlpool Corp. 24,211 1,846,815
Winnebago Industries, Inc. 26,917 856,499
#*YETI Holdings, Inc. 49,853 1,423,303
*Zumiez, Inc. 9,685 113,314
TOTAL CONSUMER
DISCRETIONARY 525,178,358
CONSUMER STAPLES — ( 4 .4% )
Albertsons Cos., Inc., Class A 448,448 9,856,887
#Alico, Inc. 960 27,398
Andersons, Inc. (The) 29,505 1,112,633
Archer-Daniels-Midland Co. 309,621 14,784,403
B&G Foods, Inc. 7,146 49,236
*BellRing Brands, Inc. 30,946 2,387,174
*Boston Beer Co., Inc. (The),
Class A 5,225 1,284,305
Bunge Global SA 112,732 8,874,263
Calavo Growers, Inc. 7,500 207,150
Cal-Maine Foods, Inc. 39,521 3,690,076
Casey's General Stores, Inc. 24,634 11,395,442
Shares Value†
CONSUMER STAPLES — (Continued)
#*Central Garden & Pet Co. 14,254 $ 478,364
*Central Garden & Pet Co., Class
A 40,437 1,195,722
*Chefs' Warehouse, Inc. (The) 35,172 2,003,749
Conagra Brands, Inc. 238,076 5,882,858
Constellation Brands, Inc., Class
A 117,355 22,008,757
*Coty, Inc., Class A 19,317 97,551
*Darling Ingredients, Inc. 159,093 5,121,204
Dole PLC 19,014 288,823
Dollar General Corp. 28,229 2,644,775
*Dollar Tree, Inc. 97,928 8,007,572
Edgewell Personal Care Co. 45,859 1,400,992
Flowers Foods, Inc. 173,138 3,045,497
Fresh Del Monte Produce, Inc. 27,673 941,159
*Freshpet, Inc. 27,085 1,991,831
General Mills, Inc. 461,120 26,163,949
*Hain Celestial Group, Inc. (The) 31,104 94,556
Hormel Foods Corp. 279,221 8,348,708
Ingles Markets, Inc., Class A 12,590 776,677
Ingredion, Inc. 53,417 7,094,846
Interparfums, Inc. 16,671 1,820,473
J&J Snack Foods Corp. 13,590 1,761,128
J.M. Smucker Co. (The) 82,232 9,561,115
John B. Sanfilippo & Son, Inc. 7,131 472,571
Kenvue, Inc. 1,105,940 26,100,184
Keurig Dr Pepper, Inc. 825,162 28,542,354
Kraft Heinz Co. (The) 577,507 16,805,454
#Kroger Co. (The) 608,534 43,942,240
Lamb Weston Holdings, Inc. 7,096 374,740
Lancaster Colony Corp. 8,289 1,349,283
Limoneira Co. 5,260 79,058
*Maplebear, Inc. 165,579 6,604,946
McCormick & Co., Inc. 139,626 10,703,729
Molson Coors Beverage Co.,
Class B 137,063 7,885,234
Mondelez International, Inc.,
Class A 994,143 67,730,963
*Monster Beverage Corp. 30,965 1,861,616
Natural Grocers by Vitamin
Cottage, Inc. 1,000 50,160
*Nature's Sunshine Products, Inc. 1,029 12,677
Oil-Dri Corp. of America 8,907 374,896
*Performance Food Group Co. 130,047 10,489,591
Pilgrim's Pride Corp. 72,760 3,971,241
*Post Holdings, Inc. 48,853 5,528,694
PriceSmart, Inc. 26,466 2,686,034
Primo Brands Corp. 177,631 5,803,205
Reynolds Consumer Products,
Inc. 145,559 3,347,857
Seaboard Corp. 492 1,272,302
*Seneca Foods Corp., Class A 5,525 495,537
*Seneca Foods Corp., Class B 300 27,003
*Simply Good Foods Co. (The) 92,731 3,348,516
SpartanNash Co. 33,658 667,775
Spectrum Brands Holdings, Inc. 16,654 1,050,867
Target Corp. 301,731 29,177,388
#The Campbell's Company 236,298 8,615,425
Tootsie Roll Industries, Inc. 138 4,416

93
Dimensional US Marketwide Value ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*TreeHouse Foods, Inc. 42,854 $ 998,070
Tyson Foods, Inc., Class A 149,730 9,169,465
*United Natural Foods, Inc. 31,284 835,596
Universal Corp. 21,854 1,273,433
*US Foods Holding Corp. 226,636 14,880,920
Utz Brands, Inc. 10,001 132,913
Village Super Market, Inc., Class
A 1,900 70,015
*Vital Farms, Inc. 283 9,690
#Weis Markets, Inc. 18,240 1,568,458
#WK Kellogg Co. 17,395 311,892
TOTAL CONSUMER STAPLES 483,025,681
ENERGY — ( 11 .1% )
Antero Midstream Corp. 418,654 6,928,724
*Antero Resources Corp. 185,366 6,456,298
#APA Corp. 45,411 705,687
Archrock, Inc. 145,636 3,426,815
Ardmore Shipping Corp. 17,557 167,494
Aris Water Solutions, Inc., Class
A 4,202 104,882
#Atlas Energy Solutions, Inc. 8,447 114,288
Baker Hughes Co. 768,963 27,221,290
*Bristow Group, Inc. 10,135 294,320
Cactus, Inc., Class A 34,461 1,307,450
California Resources Corp. 56,852 1,961,963
ChampionX Corp. 107,467 2,593,179
Chevron Corp. 1,453,411 197,751,101
Chord Energy Corp. 26,962 2,432,781
Civitas Resources, Inc. 8,889 242,225
#*CNX Resources Corp. 129,858 3,821,721
#*Comstock Resources, Inc. 168,080 3,070,822
ConocoPhillips 1,058,258 94,311,953
#Core Laboratories, Inc. 2,071 23,547
Core Natural Resources, Inc. 46,534 3,360,220
Coterra Energy, Inc. 664,423 16,318,229
Crescent Energy Co., Class A 85,081 704,471
Delek US Holdings, Inc. 35,726 465,153
Devon Energy Corp. 405,583 12,333,779
DHT Holdings, Inc. 148,660 1,589,175
Diamondback Energy, Inc. 178,058 23,505,437
Dorian LPG, Ltd. 20,527 439,688
DT Midstream, Inc. 70,853 6,886,912
EOG Resources, Inc. 445,014 49,098,395
EQT Corp. 371,205 18,352,375
Evolution Petroleum Corp. 17,727 74,276
Expand Energy Corp. 179,785 18,679,662
Exxon Mobil Corp. 3,605,563 380,855,620
Granite Ridge Resources, Inc. 4,931 23,718
#*Green Plains, Inc. 19,790 70,848
*Gulfport Energy Corp. 10,858 1,873,005
*Hallador Energy Co. 49 689
Halliburton Co. 515,132 10,209,916
*Helix Energy Solutions Group,
Inc. 132,424 806,462
Helmerich & Payne, Inc. 85,028 1,606,179
Hess Corp. 135,564 17,494,534
HF Sinclair Corp. 10,653 320,336
International Seaways, Inc. 21,330 724,367
Shares Value†
ENERGY — (Continued)
Kinder Morgan, Inc. 1,357,970 $ 35,714,611
Kodiak Gas Services, Inc. 16,233 552,084
Liberty Energy, Inc. 143,525 1,650,537
#Magnolia Oil & Gas Corp., Class
A 162,968 3,345,733
Marathon Petroleum Corp. 268,756 36,929,762
Matador Resources Co. 107,782 4,261,700
#Murphy Oil Corp. 8,906 182,840
#*Nabors Industries, Ltd. 4,143 111,198
NACCO Industries, Inc., Class A 2,990 104,351
*Natural Gas Services Group, Inc. 10,028 180,203
#Northern Oil & Gas, Inc. 21,904 532,267
NOV, Inc. 275,056 3,193,400
*NPK International, Inc. 71,493 413,230
Occidental Petroleum Corp. 614,455 24,215,672
*Oceaneering International, Inc. 69,495 1,233,536
ONEOK, Inc. 255,793 21,015,953
Ovintiv, Inc. 131,243 4,407,140
Permian Resources Corp. 517,194 6,102,889
Phillips 66 213,172 22,182,678
*ProPetro Holding Corp. 98,518 490,620
Range Resources Corp. 210,438 7,140,161
*REX American Resources Corp. 14,539 577,489
Riley Exploration Permian, Inc. 412 10,168
#RPC, Inc. 155,783 736,854
Schlumberger NV 1,121,687 37,296,093
Scorpio Tankers, Inc. 47,391 1,786,167
*SEACOR Marine Holdings, Inc. 12,678 61,869
*Seadrill, Ltd. 27,784 570,683
Select Water Solutions, Inc. 85,325 726,969
SFL Corp., Ltd. 79,636 654,608
Sitio Royalties Corp., Class A 19,679 333,756
SM Energy Co. 71,959 1,639,946
TechnipFMC PLC 358,697 10,104,494
Teekay Corp., Ltd. 63,163 455,405
Teekay Tankers, Ltd., Class A 10,703 455,627
*TETRA Technologies, Inc. 73,716 210,091
VAALCO Energy, Inc. 209 683
Valero Energy Corp. 251,291 29,172,372
#*Vital Energy, Inc. 23,718 336,321
#Vitesse Energy, Inc. 8,958 183,191
Williams Cos., Inc. (The) 570,427 33,409,909
World Kinect Corp. 50,626 1,270,206
TOTAL ENERGY 1,212,683,452
FINANCIALS — ( 25 .1% )
1st Source Corp. 26,642 1,597,188
Affiliated Managers Group, Inc. 28,334 4,692,960
Aflac, Inc. 242,588 26,364,464
Alerus Financial Corp. 4,320 85,882
Allstate Corp. (The) 72,985 14,479,494
Ally Financial, Inc. 266,470 8,702,910
Amalgamated Financial Corp. 8,792 247,583
American Financial Group, Inc. 52,879 6,697,654
American International Group,
Inc. 539,033 43,941,970
Ameris Bancorp 58,872 3,449,899
AMERISAFE, Inc. 41 1,906
AmeriServ Financial, Inc. 30,968 74,633

94
Dimensional US Marketwide Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Arch Capital Group, Ltd. 236,271 $ 21,425,054
Associated Banc-Corp. 87,853 1,938,037
Assurant, Inc. 31,746 6,118,724
Assured Guaranty, Ltd. 43,503 3,816,518
Atlantic Union Bankshares Corp. 89,961 2,491,920
*Atlanticus Holdings Corp. 1,752 96,045
Axis Capital Holdings, Ltd. 73,516 7,081,061
*Axos Financial, Inc. 50,784 3,223,768
Banc of California, Inc. 856 11,539
BancFirst Corp. 16,358 1,927,300
*Bancorp, Inc. (The) 11,961 577,836
Bank of America Corp. 3,411,682 136,057,878
Bank of Hawaii Corp. 10,886 719,673
Bank of New York Mellon Corp.
(The) 448,910 36,096,853
Bank of NT Butterfield & Son, Ltd.
(The) 46,810 1,880,826
#Bank OZK 99,203 4,226,048
BankFinancial Corp. 16,687 205,083
BankUnited, Inc. 49,034 1,603,902
Banner Corp. 31,116 1,902,432
Bar Harbor Bankshares 2,733 81,006
*Berkshire Hathaway, Inc., Class
B 794,850 423,853,762
Berkshire Hills Bancorp, Inc. 24,159 599,868
*Block, Inc. 207,727 12,145,798
BOK Financial Corp. 56,862 5,297,833
Bread Financial Holdings, Inc. 42,198 2,002,295
*Brighthouse Financial, Inc. 22,503 1,310,125
Brookline Bancorp, Inc. 47,160 492,350
Byline Bancorp, Inc. 18,234 465,696
Cadence Bank 145,836 4,267,161
Capital City Bank Group, Inc. 14,283 521,901
Capital One Financial Corp. 199,591 35,978,274
Capitol Federal Financial, Inc. 50,879 288,484
Carlyle Group, Inc. (The) 129,990 5,022,814
Cathay General Bancorp 60,612 2,526,914
*CCUR Holdings, Inc. 3 6,255
Central Pacific Financial Corp. 1,012 25,998
Chemung Financial Corp. 300 13,302
Chubb, Ltd. 197,507 56,502,803
Cincinnati Financial Corp. 102,460 14,263,457
Citigroup, Inc. 1,038,360 71,003,057
Citizens Community Bancorp, Inc. 10,355 153,461
Citizens Financial Group, Inc. 254,617 9,392,821
City Holding Co. 9,365 1,085,123
CME Group, Inc. 64,184 17,784,103
CNO Financial Group, Inc. 86,780 3,292,433
Columbia Banking System, Inc. 94,054 2,108,691
#*Columbia Financial, Inc. 3,070 41,353
Comerica, Inc. 117,214 6,300,252
Commerce Bancshares, Inc. 43,606 2,648,628
Community Financial System, Inc. 39,313 2,146,097
Community Trust Bancorp, Inc. 16,592 812,344
Community West Bancshares 316 5,530
ConnectOne Bancorp, Inc. 35,710 804,546
*Consumer Portfolio Services,
Inc. 23,800 219,674
Shares Value†
FINANCIALS — (Continued)
Corebridge Financial, Inc. 282,319 $ 8,365,112
Cullen/Frost Bankers, Inc. 47,839 5,571,808
*Customers Bancorp, Inc. 28,169 1,408,450
CVB Financial Corp. 95,980 1,779,469
DigitalBridge Group, Inc. 16,504 138,634
Dime Community Bancshares,
Inc. 16,711 429,306
Discover Financial Services 215,552 39,374,884
Donegal Group, Inc., Class A 12,386 239,669
*Donnelley Financial Solutions,
Inc. 352 16,966
Eagle Bancorp, Inc. 2,452 44,013
East West Bancorp, Inc. 121,453 10,390,304
Eastern Bankshares, Inc. 12,181 181,741
Employers Holdings, Inc. 20,972 1,019,029
Enact Holdings, Inc. 26,634 953,231
*Encore Capital Group, Inc. 16,831 578,986
*Enova International, Inc. 24,492 2,248,121
*Enstar Group, Ltd. 9,802 3,277,887
Enterprise Financial Services
Corp. 30,094 1,565,490
Equity Bancshares, Inc., Class A 2,393 92,107
Esquire Financial Holdings, Inc. 53 4,395
ESSA Bancorp, Inc. 8,217 152,014
Essent Group, Ltd. 93,936 5,347,776
*Euronet Worldwide, Inc. 138 13,676
Evans Bancorp, Inc. 1,681 64,634
Everest Group, Ltd. 26,668 9,569,278
#*EZCORP, Inc., Class A 45,242 740,612
F&G Annuities & Life, Inc. 7,080 246,455
FB Financial Corp. 38,426 1,635,411
Federal Agricultural Mortgage
Corp., Class A 177 23,073
Federal Agricultural Mortgage
Corp., Class C 7,993 1,401,413
Federated Hermes, Inc. 18,722 760,300
Fidelis Insurance Holdings, Ltd. 5,856 95,746
Fidelity National Financial, Inc. 202,903 12,995,937
Fidelity National Information
Services, Inc. 264,994 20,902,727
Fifth Third Bancorp 476,235 17,115,886
Financial Institutions, Inc. 15,038 381,815
First American Financial Corp. 84,514 5,139,296
First Bancorp 143,739 2,823,034
First Bancorp 35,836 1,449,925
First Busey Corp. 46,296 962,494
First Business Financial Services,
Inc. 964 46,407
#First Citizens BancShares, Inc.,
Class A 7,939 14,124,592
First Commonwealth Financial
Corp. 87,788 1,344,912
First Financial Bancorp 77,878 1,802,876
First Financial Corp. 1,147 56,662
First Financial Northwest, Inc. 20,678 24,814
First Hawaiian, Inc. 86,251 1,971,698
First Horizon Corp. 360,202 6,512,452
First Internet Bancorp 5,329 113,295

95
Dimensional US Marketwide Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Interstate BancSystem, Inc.,
Class A 68,314 $ 1,789,485
First Merchants Corp. 47,555 1,694,860
First Mid Bancshares, Inc. 192 6,419
First United Corp. 1,266 37,689
FirstCash Holdings, Inc. 18,375 2,461,515
FNB Corp. 313,474 4,103,375
#Franklin Resources, Inc. 83,837 1,572,782
Fulton Financial Corp. 145,784 2,431,677
*Genworth Financial, Inc. 257,347 1,765,400
German American Bancorp, Inc. 12,137 460,114
Glacier Bancorp, Inc. 99,677 4,062,835
Global Payments, Inc. 127,783 9,751,121
Globe Life, Inc. 52,955 6,531,470
Goldman Sachs Group, Inc. (The) 161,728 88,554,166
Great Southern Bancorp, Inc. 1,616 88,880
Hancock Whitney Corp. 71,801 3,740,114
Hanover Insurance Group, Inc.
(The) 18,095 3,005,579
Hartford Insurance Group, Inc.
(The) 228,955 28,085,910
HCI Group, Inc. 205 29,991
Hilltop Holdings, Inc. 26,171 772,830
Home Bancorp, Inc. 719 36,194
Home BancShares, Inc. 175,001 4,856,278
Hope Bancorp, Inc. 83,596 833,452
Horace Mann Educators Corp. 26,904 1,117,592
Huntington Bancshares, Inc. 1,027,267 14,926,190
Independent Bank Corp. 14,563 860,528
Intercontinental Exchange, Inc. 69,043 11,597,153
International Bancshares Corp. 54,070 3,300,433
Invesco, Ltd. 132,604 1,847,174
Investors Title Co. 1,069 247,142
#Jackson Financial, Inc., Class A 69,120 5,385,139
Janus Henderson Group PLC 148,250 4,923,383
Jefferies Financial Group, Inc. 130,451 6,095,975
JPMorgan Chase & Co. 2,027,311 495,920,817
Kemper Corp. 28,781 1,701,533
KeyCorp 653,032 9,690,995
Landmark Bancorp, Inc. 3,360 94,786
*LendingClub Corp. 48,433 473,190
Lincoln National Corp. 300 9,561
Live Oak Bancshares, Inc. 26,126 682,934
Loews Corp. 110,052 9,555,815
M&T Bank Corp. 102,204 17,350,151
*Markel Group, Inc. 9,260 16,840,236
Mercantile Bank Corp. 4,422 187,095
Merchants Bancorp 32,951 991,166
Mercury General Corp. 17,378 963,089
Meridian Corp. 1,022 13,797
MetLife, Inc. 519,223 39,133,838
MGIC Investment Corp. 276,738 6,893,544
Middlefield Banc Corp. 452 11,720
MidWestOne Financial Group,
Inc. 10,463 290,244
Morgan Stanley 923,609 106,602,951
MVB Financial Corp. 716 12,215
National Bank Holdings Corp.,
Class A 30,415 1,099,806
Shares Value†
FINANCIALS — (Continued)
Navient Corp. 89,576 $ 1,108,951
NBT Bancorp, Inc. 35,279 1,493,713
*NCR Atleos Corp. 3,057 85,351
Nelnet, Inc., Class A 19,991 2,120,845
Nicolet Bankshares, Inc. 8,587 1,003,047
*NMI Holdings, Inc. 62,630 2,265,327
Northern Trust Corp. 141,343 13,283,415
Northfield Bancorp, Inc. 26,091 275,260
Northrim Bancorp, Inc. 4,815 386,596
Northwest Bancshares, Inc. 107,034 1,321,870
OceanFirst Financial Corp. 11,270 186,631
OFG Bancorp 39,216 1,543,150
#Old National Bancorp 263,640 5,428,348
Old Republic International Corp. 137,339 5,163,946
OneMain Holdings, Inc. 110,270 5,190,409
Oppenheimer Holdings, Inc.,
Class A 3,097 182,754
Origin Bancorp, Inc. 4,279 137,099
Orrstown Financial Services, Inc. 144 4,316
Pacific Premier Bancorp, Inc. 46,196 939,627
Park National Corp. 7,584 1,138,358
Pathward Financial, Inc. 21,489 1,705,582
#*Paysafe, Ltd. 19,101 290,908
PennyMac Financial Services,
Inc. 41,466 4,040,447
Peoples Bancorp of North
Carolina, Inc. 275 7,595
Peoples Bancorp, Inc. 21,449 622,235
Pinnacle Financial Partners, Inc. 54,057 5,418,674
PNC Financial Services Group,
Inc. (The) 212,507 34,147,750
Popular, Inc. 58,226 5,555,925
Preferred Bank 10,687 853,464
Primis Financial Corp. 193 1,590
Principal Financial Group, Inc. 161,595 11,982,269
*ProAssurance Corp. 2,315 53,731
PROG Holdings, Inc. 25,862 681,722
Prosperity Bancshares, Inc. 66,554 4,519,017
Provident Financial Holdings, Inc. 4,144 62,201
Provident Financial Services, Inc. 51,429 841,893
Prudential Financial, Inc. 227,104 23,325,852
QCR Holdings, Inc. 7,843 509,403
Radian Group, Inc. 123,063 3,930,632
Raymond James Financial, Inc. 121,922 16,708,191
Regions Financial Corp. 601,803 12,282,799
Reinsurance Group of America,
Inc. 36,470 6,831,196
RenaissanceRe Holdings, Ltd. 34,628 8,377,552
Renasant Corp. 50,903 1,632,459
*Repay Holdings Corp. 50,519 202,076
Riverview Bancorp, Inc. 1,682 10,630
S&T Bancorp, Inc. 26,374 961,069
Safety Insurance Group, Inc. 12,958 991,287
SB Financial Group, Inc. 1,184 23,017
Seacoast Banking Corp. of
Florida 34,888 827,194
Selective Insurance Group, Inc. 33,528 2,924,647
Shore Bancshares, Inc. 25,218 348,765

96
Dimensional US Marketwide Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Simmons First National Corp.,
Class A 73,822 $ 1,377,519
*SiriusPoint, Ltd. 39,935 670,908
*Skyward Specialty Insurance
Group, Inc. 1,336 70,928
SLM Corp. 99,220 2,868,450
#*SoFi Technologies, Inc. 438,016 5,479,580
Southside Bancshares, Inc. 8,277 233,329
SouthState Corp. 69,157 6,001,444
State Street Corp. 184,787 16,279,735
Stellar Bancorp, Inc. 22,100 551,616
Stewart Information Services
Corp. 23,968 1,569,425
Stifel Financial Corp. 81,234 6,960,941
#Stock Yards Bancorp, Inc. 15,379 1,119,437
*StoneX Group, Inc. 12,751 1,129,292
Synchrony Financial 335,378 17,422,887
Synovus Financial Corp. 131,609 5,701,302
T. Rowe Price Group, Inc. 49,406 4,374,901
*Texas Capital Bancshares, Inc. 26,259 1,789,551
TFS Financial Corp. 50,956 660,390
Timberland Bancorp, Inc. 3,971 122,069
Tiptree, Inc. 32,358 721,907
Tompkins Financial Corp. 304 18,118
Towne Bank 63,999 2,108,767
Travelers Cos., Inc. (The) 170,650 45,073,784
TriCo Bancshares 23,771 917,085
*Triumph Financial, Inc. 12,070 644,779
Truist Financial Corp. 683,082 26,189,364
Trustmark Corp. 47,253 1,585,338
UMB Financial Corp. 45,829 4,334,049
United Bankshares, Inc. 115,956 3,976,131
United Community Banks, Inc. 100,662 2,779,278
United Security Bancshares 8,637 76,869
Unity Bancorp, Inc. 3,592 148,709
Universal Insurance Holdings, Inc. 51 1,236
Univest Financial Corp. 25,156 743,108
Unum Group 155,429 12,070,616
US Bancorp 845,807 34,119,854
Valley National Bancorp 240,066 2,064,568
Veritex Holdings, Inc. 35,417 824,508
Victory Capital Holdings, Inc.,
Class A 32,851 1,882,034
Virtu Financial, Inc., Class A 46,455 1,818,713
Virtus Investment Partners, Inc. 6,143 943,503
Voya Financial, Inc. 65,333 3,867,714
W. R. Berkley Corp. 119,472 8,564,948
WaFd, Inc. 72,613 2,071,649
Walker & Dunlop, Inc. 24,441 1,870,714
Waterstone Financial, Inc. 20,883 252,684
Webster Financial Corp. 98,192 4,644,482
Wells Fargo & Co. 1,956,453 138,927,728
WesBanco, Inc. 67,336 2,005,266
Westamerica Bancorp 22,029 1,066,864
Western Alliance Bancorp 92,183 6,426,077
Western New England Bancorp,
Inc. 13,698 126,433
White Mountains Insurance
Group, Ltd. 1,192 2,106,800
Shares Value†
FINANCIALS — (Continued)
Willis Towers Watson PLC 760 $ 233,928
Wintrust Financial Corp. 46,677 5,189,082
WisdomTree, Inc. 632 5,498
*World Acceptance Corp. 4,818 622,100
WSFS Financial Corp. 51,501 2,654,877
Zions Bancorp NA 132,777 5,970,982
TOTAL FINANCIALS 2,734,157,022
HEALTH CARE — ( 14 .6% )
Abbott Laboratories 1,079,155 141,099,516
*Acadia Healthcare Co., Inc. 67,876 1,588,298
*ACADIA Pharmaceuticals, Inc. 75,623 1,104,096
*AdaptHealth Corp. 16,487 140,304
*Addus HomeCare Corp. 12,702 1,327,994
Agilent Technologies, Inc. 460 49,496
*Align Technology, Inc. 5,134 889,722
*Alkermes PLC 116,261 3,344,829
*Amedisys, Inc. 3,553 337,180
*Amneal Pharmaceuticals, Inc. 6,239 47,791
#*ANI Pharmaceuticals, Inc. 15,933 1,128,375
*Anika Therapeutics, Inc. 6,027 87,572
#*Arcturus Therapeutics Holdings,
Inc. 2,606 33,383
#*Artivion, Inc. 8,513 201,673
*Astrana Health, Inc. 10,155 316,531
#*Avantor, Inc. 463,699 6,023,450
*Azenta, Inc. 23,540 620,044
#Baxter International, Inc. 263,140 8,202,074
Becton Dickinson & Co. 219,037 45,360,372
*Biogen, Inc. 51,693 6,258,988
*BioMarin Pharmaceutical, Inc. 92,394 5,884,574
*Bio-Rad Laboratories, Inc., Class
A 10,754 2,624,836
Bio-Techne Corp. 69,563 3,502,497
Bristol-Myers Squibb Co. 527,202 26,465,540
*Brookdale Senior Living, Inc. 101,814 667,900
Bruker Corp. 17,576 704,095
*Catalyst Pharmaceuticals, Inc. 50,865 1,235,511
*Centene Corp. 250,487 14,991,647
*Certara, Inc. 6,740 93,416
*Charles River Laboratories
International, Inc. 41,977 4,979,312
Cigna Group (The) 261,887 89,052,056
*Collegium Pharmaceutical, Inc. 10,728 289,602
Concentra Group Holdings
Parent, Inc. 64,348 1,399,569
CONMED Corp. 5,498 270,007
*Cooper Cos., Inc. (The) 112,044 9,150,633
*Cross Country Healthcare, Inc. 20,775 281,501
*Cumberland Pharmaceuticals,
Inc. 15,183 73,334
CVS Health Corp. 1,261,072 84,126,113
Danaher Corp. 272,080 54,233,706
#*Dynavax Technologies Corp. 94,879 1,114,828
*Edwards Lifesciences Corp. 296,044 22,348,362
*Elanco Animal Health, Inc. 243,306 2,306,541
Elevance Health, Inc. 172,732 72,647,625
Encompass Health Corp. 85,731 10,029,670
*Enovis Corp. 4,621 159,840

97
Dimensional US Marketwide Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Ensign Group, Inc. (The) 35,178 $ 4,537,610
*Envista Holdings Corp. 148,372 2,385,822
#*Exact Sciences Corp. 46,873 2,139,284
*Exelixis, Inc. 197,337 7,725,744
*Fortrea Holdings, Inc. 54,367 338,706
GE HealthCare Technologies, Inc. 349,642 24,590,322
Gilead Sciences, Inc. 380 40,485
*Globus Medical, Inc. 57,139 4,100,866
*GoodRx Holdings, Inc., Class A 30,319 140,377
#*GRAIL, Inc. 3,550 122,457
*Haemonetics Corp. 37,331 2,352,600
*Harmony Biosciences Holdings,
Inc. 50,391 1,485,023
*HealthEquity, Inc. 55,531 4,760,117
HealthStream, Inc. 7,625 256,429
#*Henry Schein, Inc. 75,180 4,884,445
*Hologic, Inc. 176,197 10,254,665
Humana, Inc. 91,452 23,982,372
*ICON PLC 15,378 2,328,844
*ICU Medical, Inc. 10,640 1,453,318
*Illumina, Inc. 11,713 908,929
*Incyte Corp. 82,439 5,165,628
*Innoviva, Inc. 53,203 994,364
#*Integer Holdings Corp. 34,570 4,366,537
*IQVIA Holdings, Inc. 41,729 6,470,916
*Jazz Pharmaceuticals PLC 45,659 5,340,277
Johnson & Johnson 1,144,191 178,848,495
*Kewaunee Scientific Corp. 1,631 51,654
Labcorp Holdings, Inc. 58,526 14,105,351
#*Lantheus Holdings, Inc. 23,655 2,468,163
*Ligand Pharmaceuticals, Inc. 9,943 1,092,338
*LivaNova PLC 6,236 230,732
#*Masimo Corp. 141 22,695
Medtronic PLC 854,092 72,392,838
Merck & Co., Inc. 274,895 23,421,054
*Merit Medical Systems, Inc. 17,507 1,653,536
#*Moderna, Inc. 124,812 3,562,134
*Molina Healthcare, Inc. 38,097 12,458,100
National HealthCare Corp. 12,563 1,187,078
#*Neogen Corp. 12,930 65,297
*Neurocrine Biosciences, Inc. 66,550 7,166,770
*Omnicell, Inc. 5,466 170,867
*Option Care Health, Inc. 148,549 4,799,618
*Pennant Group, Inc. (The) 1,785 45,732
Perrigo Co. PLC 78,245 2,012,461
Pfizer, Inc. 3,845,434 93,867,044
#Premier, Inc., Class A 57,205 1,164,122
*Prestige Consumer Healthcare,
Inc. 32,716 2,657,521
Quest Diagnostics, Inc. 96,203 17,145,299
*QuidelOrtho Corp. 36,557 1,015,919
Regeneron Pharmaceuticals, Inc. 51,924 31,090,014
*Repligen Corp. 17,952 2,477,196
#Revvity, Inc. 76,451 7,142,817
Select Medical Holdings Corp. 112,465 2,051,362
*Solventum Corp. 61,578 4,071,537
STERIS PLC 58,240 13,088,858
*Supernus Pharmaceuticals, Inc. 31,888 1,035,722
Shares Value†
HEALTH CARE — (Continued)
*Surgery Partners, Inc. 36,853 $ 808,923
*Tactile Systems Technology, Inc. 10,500 148,260
Teleflex, Inc. 16,894 2,315,323
*Tenet Healthcare Corp. 69,306 9,907,293
Thermo Fisher Scientific, Inc. 193,854 83,163,366
#*UFP Technologies, Inc. 3,106 647,725
*United Therapeutics Corp. 35,582 10,784,548
UnitedHealth Group, Inc. 500,237 205,817,511
#Universal Health Services, Inc.,
Class B 55,601 9,845,269
US Physical Therapy, Inc. 7,947 565,111
*Varex Imaging Corp. 13,153 109,433
#*Vaxcyte, Inc. 18,407 659,707
Viatris, Inc. 659,422 5,552,333
Zimmer Biomet Holdings, Inc. 127,112 13,098,892
*Zimvie, Inc. 6,326 57,314
TOTAL HEALTH CARE 1,593,963,872
INDUSTRIALS — ( 14 .1% )
A.O. Smith Corp. 55,985 3,799,142
*AAR Corp. 30,995 1,656,993
ABM Industries, Inc. 53,522 2,608,662
Acme United Corp. 1,030 39,676
Acuity, Inc. 30,912 7,530,472
AECOM 21,180 2,089,407
#AGCO Corp. 71,905 6,099,701
Air Lease Corp. 100,246 4,687,503
Alamo Group, Inc. 10,466 1,747,613
*Alaska Air Group, Inc. 84,742 3,751,528
Albany International Corp. 26,626 1,750,926
Allegiant Travel Co. 4,745 222,683
Allient, Inc. 2,187 46,692
Allison Transmission Holdings,
Inc. 63,871 5,891,461
*Amentum Holdings, Inc. 80,809 1,763,252
*Ameresco, Inc., Class A 92 978
*American Woodmark Corp. 11,916 703,044
AMETEK, Inc. 171,410 29,067,708
*API Group Corp. 212,178 8,026,694
Apogee Enterprises, Inc. 18,855 747,978
Applied Industrial Technologies,
Inc. 29,219 7,108,398
ArcBest Corp. 12,326 721,317
Arcosa, Inc. 41,837 3,349,889
Astec Industries, Inc. 21,338 773,076
*ATI, Inc. 93,742 5,097,690
Atkore, Inc. 749 47,839
*AZEK Co., Inc. (The) 91,424 4,530,973
#AZZ, Inc. 22,779 1,976,306
Barrett Business Services, Inc. 5,471 221,904
*BlueLinx Holdings, Inc. 3,269 212,943
Boise Cascade Co. 32,823 3,061,729
Brady Corp., Class A 38,292 2,691,545
*BrightView Holdings, Inc. 42,170 578,572
*Builders FirstSource, Inc. 87,905 10,516,075
*CACI International, Inc., Class A 18,663 8,545,228
Cadre Holdings, Inc. 9,080 264,682
#Carlisle Cos., Inc. 18,184 6,900,464
Carrier Global Corp. 394,081 24,645,826

98
Dimensional US Marketwide Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Casella Waste Systems, Inc. 27,639 $ 3,246,201
*CBIZ, Inc. 30,294 2,063,021
*CECO Environmental Corp. 7,962 189,416
#*Chart Industries, Inc. 34,203 4,616,721
Chicago Rivet & Machine Co. 700 9,275
*Clean Harbors, Inc. 39,585 8,468,815
#CNH Industrial NV 959,572 11,102,248
Columbus McKinnon Corp. 23,018 341,817
CompX International, Inc. 500 13,600
#Concentrix Corp. 55,442 2,830,869
#*Construction Partners, Inc.,
Class A 7,948 652,849
Copa Holdings SA, Class A 26,297 2,413,013
*Core & Main, Inc., Class A 28,124 1,481,572
Costamare, Inc. 99,279 926,273
Covenant Logistics Group, Inc. 14,160 281,784
CRA International, Inc. 3,309 536,720
Crane Co. 22,698 3,653,924
CSG Systems International, Inc. 6,758 406,359
CSX Corp. 1,385,070 38,878,915
Cummins, Inc. 107,163 31,488,776
Curtiss-Wright Corp. 19,372 6,681,209
#*Custom Truck One Source, Inc. 39,181 157,899
#*Dayforce, Inc. 76,573 4,431,279
Deere & Co. 180,835 83,827,873
Delta Air Lines, Inc. 551,695 22,967,063
Deluxe Corp. 21,758 317,667
*Distribution Solutions Group, Inc. 16,453 428,436
*DNOW, Inc. 98,186 1,558,212
Donaldson Co., Inc. 55,933 3,676,476
Douglas Dynamics, Inc. 14,892 357,110
Dover Corp. 105,135 17,941,288
*Driven Brands Holdings, Inc. 47,462 784,072
*Ducommun, Inc. 12,645 724,811
Dun & Bradstreet Holdings, Inc. 273,564 2,453,869
*DXP Enterprises, Inc. 14,316 1,266,393
*Dycom Industries, Inc. 25,332 4,244,377
Eastern Co. (The) 8,217 172,475
Eaton Corp. PLC 126,218 37,154,793
#Emerson Electric Co. 285,837 30,044,327
Enerpac Tool Group Corp. 3,642 147,028
EnerSys 34,571 2,993,849
Ennis, Inc. 26,765 480,432
Enpro, Inc. 15,788 2,358,727
Esab Corp. 52,031 6,249,964
ESCO Technologies, Inc. 22,421 3,507,765
Espey Mfg. & Electronics Corp. 1,671 51,400
*Everus Construction Group, Inc. 28,641 1,152,514
Federal Signal Corp. 38,147 3,106,310
FedEx Corp. 214,810 45,180,987
#*First Advantage Corp. 135,985 1,917,388
Flowserve Corp. 126,889 5,739,189
*Fluor Corp. 127,256 4,439,962
Fortive Corp. 241,370 16,821,075
Fortune Brands Innovations, Inc. 105,468 5,676,288
Franklin Electric Co., Inc. 41,634 3,537,225
#*Frontier Group Holdings, Inc. 10,593 31,567
*FTI Consulting, Inc. 26,150 4,348,222
Shares Value†
INDUSTRIALS — (Continued)
*Gates Industrial Corp. PLC 214,123 $ 4,051,207
GATX Corp. 36,884 5,383,589
Genco Shipping & Trading, Ltd. 20,882 270,631
*Gencor Industries, Inc. 12,989 164,830
*Generac Holdings, Inc. 45,582 5,213,669
General Dynamics Corp. 172,142 46,843,281
Genpact, Ltd. 162,622 8,173,382
*Gibraltar Industries, Inc. 25,609 1,355,997
*GMS, Inc. 35,183 2,577,507
Gorman-Rupp Co. (The) 18,351 658,067
Graco, Inc. 7,862 641,618
#Granite Construction, Inc. 40,934 3,327,525
*Great Lakes Dredge & Dock
Corp. 44,893 408,077
#Greenbrier Cos., Inc. (The) 27,532 1,167,907
*GXO Logistics, Inc. 103,518 3,751,492
H&E Equipment Services, Inc. 32,269 2,898,079
*Hayward Holdings, Inc. 183,513 2,446,228
*Healthcare Services Group, Inc. 12,661 179,913
Heidrick & Struggles International,
Inc. 18,623 726,669
Helios Technologies, Inc. 6,501 177,217
#Herc Holdings, Inc. 25,529 2,793,894
Hexcel Corp. 60,596 2,937,088
Hillenbrand, Inc. 8,972 181,504
*Hillman Solutions Corp. 156,729 1,095,536
HNI Corp. 39,846 1,685,486
Hub Group, Inc., Class A 58,884 1,860,146
Huntington Ingalls Industries, Inc. 31,717 7,305,694
*Hurco Cos., Inc. 6,605 110,171
*Huron Consulting Group, Inc. 15,230 2,052,852
Hyster-Yale, Inc. 9,866 379,150
ICF International, Inc. 15,761 1,339,055
IDEX Corp. 49,516 8,614,299
#*IES Holdings, Inc. 7,883 1,550,428
Ingersoll Rand, Inc. 250,190 18,871,832
Insteel Industries, Inc. 17,561 595,493
Interface, Inc. 17,958 337,610
ITT, Inc. 80,742 11,063,269
Jacobs Solutions, Inc. 96,456 11,941,253
*Janus International Group, Inc. 25,484 175,330
JB Hunt Transport Services, Inc. 80,790 10,549,558
JBT Marel Corp. 11,805 1,242,594
#*JetBlue Airways Corp. 81,964 357,363
Johnson Controls International
PLC 448,460 37,625,794
#Kadant, Inc. 10,338 3,049,710
KBR, Inc. 98,105 5,180,925
#Kennametal, Inc. 78,344 1,526,141
*Kirby Corp. 55,314 5,330,610
Knight-Swift Transportation
Holdings, Inc. 123,945 4,854,926
Korn Ferry 44,863 2,768,047
*Kratos Defense & Security
Solutions, Inc. 80,298 2,712,868
L3Harris Technologies, Inc. 117,856 25,930,677
Landstar System, Inc. 16,679 2,237,488
Leidos Holdings, Inc. 102,341 15,062,548
Leonardo DRS, Inc. 66,498 2,457,766

99
Dimensional US Marketwide Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Lindsay Corp. 9,083 $ 1,172,252
LSI Industries, Inc. 15,841 239,041
ManpowerGroup, Inc. 24,861 1,070,763
Marten Transport, Ltd. 70,305 902,716
*MasTec, Inc. 64,715 8,239,514
*Masterbrand, Inc. 106,731 1,296,782
Matson, Inc. 28,472 3,106,010
Maximus, Inc. 48,340 3,236,846
McGrath RentCorp 21,256 2,267,378
*Mercury Systems, Inc. 4,601 230,050
*Middleby Corp. (The) 47,802 6,374,397
Miller Industries, Inc. 9,872 402,876
MillerKnoll, Inc. 53,692 880,549
Moog, Inc., Class A 24,630 4,119,367
*MRC Global, Inc. 65,234 759,976
MSA Safety, Inc. 10,191 1,604,267
MSC Industrial Direct Co., Inc. 47,363 3,622,322
Mueller Industries, Inc. 92,643 6,814,819
#Mueller Water Products, Inc.,
Class A 135,377 3,552,292
*MYR Group, Inc. 13,972 1,709,055
National Presto Industries, Inc. 1,249 105,353
*NEXTracker, Inc., Class A 98,478 3,999,192
Nordson Corp. 41,826 7,928,955
Norfolk Southern Corp. 181,498 40,664,627
Northrop Grumman Corp. 102,471 49,852,141
*Northwest Pipe Co. 5,286 223,915
*NV5 Global, Inc. 47,936 889,213
nVent Electric PLC 114,411 6,282,308
*OPENLANE, Inc. 57,872 1,071,211
Oshkosh Corp. 61,768 5,173,688
Owens Corning 73,519 10,690,398
PACCAR, Inc. 443,390 39,998,212
*PAMT Corp. 21,720 303,428
Park Aerospace Corp. 9,330 121,943
Parker-Hannifin Corp. 29,564 17,887,994
*Parsons Corp. 65,726 4,394,440
Pentair PLC 131,990 11,975,453
*Perma-Pipe International
Holdings, Inc. 8,687 104,244
#Powell Industries, Inc. 5,499 1,006,922
Preformed Line Products Co. 400 54,948
Primoris Services Corp. 48,408 2,903,028
*Proto Labs, Inc. 4,618 162,369
Quanex Building Products Corp. 26,212 430,925
Quanta Services, Inc. 54,401 15,922,629
*Radiant Logistics, Inc. 42,044 245,957
*RBC Bearings, Inc. 17,944 5,895,860
*RCM Technologies, Inc. 3,924 68,435
Regal Rexnord Corp. 29,623 3,135,298
Republic Services, Inc. 247 61,935
*Resideo Technologies, Inc. 133,716 2,243,754
REV Group, Inc. 22,355 731,008
Robert Half, Inc. 72,007 3,189,910
RTX Corp. 703,551 88,738,888
Rush Enterprises, Inc., Class A 32,546 1,659,521
Rush Enterprises, Inc., Class B 38,390 2,220,478
*RXO, Inc. 832 11,723
Shares Value†
INDUSTRIALS — (Continued)
Ryder System, Inc. 35,988 $ 4,954,468
*Saia, Inc. 20,357 4,967,108
#Schneider National, Inc., Class B 77,266 1,660,446
Science Applications International
Corp. 45,191 5,469,467
Sensata Technologies Holding
PLC 628 13,439
Shyft Group, Inc. (The) 19,051 161,171
*SIFCO Industries, Inc. 4,527 11,997
Simpson Manufacturing Co., Inc. 30,846 4,740,722
*SiteOne Landscape Supply, Inc. 29,266 3,360,029
*SkyWest, Inc. 34,969 3,118,186
Snap-on, Inc. 45,816 14,377,519
#Southwest Airlines Co. 368,673 10,308,097
*SPX Technologies, Inc. 26,527 3,558,597
SS&C Technologies Holdings,
Inc. 196,676 14,868,706
Standex International Corp. 10,295 1,455,919
Stanley Black & Decker, Inc. 101,264 6,077,865
Steelcase, Inc., Class A 78,839 782,083
#*Sterling Infrastructure, Inc. 12,784 1,910,313
*Sun Country Airlines Holdings,
Inc. 1,148 11,250
*TaskUS, Inc., Class A 3,653 50,996
#Tecnoglass, Inc. 25,388 1,809,403
Tennant Co. 15,291 1,103,399
Terex Corp. 41,721 1,468,579
Tetra Tech, Inc. 140,789 4,391,209
Textron, Inc. 140,622 9,895,570
*Thermon Group Holdings, Inc. 26,453 693,862
Timken Co. (The) 59,504 3,823,132
*Titan International, Inc. 18,000 132,300
*Titan Machinery, Inc. 23,183 384,606
Toro Co. (The) 75,202 5,134,793
TransUnion 147,278 12,218,183
Trinity Industries, Inc. 70,811 1,777,356
#*TTEC Holdings, Inc. 41,606 166,424
Twin Disc, Inc. 6,900 50,646
UFP Industries, Inc. 51,601 5,100,759
*U-Haul Holding Co. 481 29,529
U-Haul Holding Co. 136,415 7,475,542
*Ultralife Corp. 3,309 14,824
UniFirst Corp. 12,993 2,318,861
*United Airlines Holdings, Inc. 283,785 19,530,084
United Parcel Service, Inc., Class
B 60,853 5,799,291
United Rentals, Inc. 28,005 17,683,757
#Universal Logistics Holdings,
Inc. 3,032 65,916
*Upwork, Inc. 48,202 633,856
*V2X, Inc. 19,135 952,158
Valmont Industries, Inc. 14,353 4,208,587
Vestis Corp. 4,612 40,401
#Virco Mfg. Corp. 12,601 115,803
#VSE Corp. 13,573 1,554,380
Wabash National Corp. 28,779 198,863
Watts Water Technologies, Inc.,
Class A 18,383 3,819,068
Werner Enterprises, Inc. 57,690 1,422,635

100
Dimensional US Marketwide Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
WESCO International, Inc. 42,553 $ 6,934,437
Westinghouse Air Brake
Technologies Corp. 120,623 22,283,893
Willis Lease Finance Corp. 6,713 1,038,635
#WillScot Holdings Corp. 87,011 2,185,716
Woodward, Inc. 42,520 7,975,476
Worthington Enterprises, Inc. 43,326 2,193,595
Xylem, Inc. 141,045 17,005,796
#Zurn Elkay Water Solutions
Corp. 127,974 4,345,997
TOTAL INDUSTRIALS 1,531,989,522
INFORMATION TECHNOLOGY — ( 9 .1% )
A10 Networks, Inc. 40,649 669,896
*ACI Worldwide, Inc. 96,026 5,123,947
Adeia, Inc. 75,420 928,420
Advanced Energy Industries, Inc. 29,956 2,918,014
*Advanced Micro Devices, Inc. 658,949 64,148,685
*Akamai Technologies, Inc. 113,259 9,126,410
*Alithya Group, Inc., Class A 7,034 8,441
*Allegro MicroSystems, Inc. 696 13,273
*Alpha & Omega Semiconductor,
Ltd. 16,604 312,653
Amdocs, Ltd. 111,982 9,919,366
Amkor Technology, Inc. 81,571 1,423,414
Analog Devices, Inc. 272,425 53,101,081
*Arrow Electronics, Inc. 56,835 6,329,146
*ASGN, Inc. 38,575 1,943,408
*AstroNova, Inc. 6,285 52,228
Avnet, Inc. 78,533 3,690,266
*Aware, Inc. 14,326 23,781
*Axcelis Technologies, Inc. 4,555 223,104
Bel Fuse, Inc., Class A 3,574 219,444
Bel Fuse, Inc., Class B 7,655 503,469
Belden, Inc. 36,240 3,736,706
Benchmark Electronics, Inc. 31,073 1,010,805
*Blackbaud, Inc. 3,202 193,849
*Calix, Inc. 42,894 1,754,794
#*CCC Intelligent Solutions
Holdings, Inc. 502,026 4,648,761
*Ciena Corp. 93,836 6,302,026
#*Cipher Mining, Inc. 26,702 76,101
*Cirrus Logic, Inc. 56,839 5,458,818
Cisco Systems, Inc. 3,043,262 175,687,515
Cognex Corp. 87,860 2,398,578
Cognizant Technology Solutions
Corp., Class A 440,151 32,381,909
*Coherent Corp. 101,531 6,530,474
*Cohu, Inc. 24,695 395,120
Corning, Inc. 838,540 37,214,405
#Crane NXT Co. 46,270 2,170,988
CSP, Inc. 4,507 74,996
CTS Corp. 25,926 987,262
*Daktronics, Inc. 22,125 280,766
*Diebold Nixdorf, Inc. 4,851 215,045
*Digi International, Inc. 31,946 868,931
*Diodes, Inc. 46,721 1,794,086
Dolby Laboratories, Inc., Class A 37,098 2,848,755
*DoubleVerify Holdings, Inc. 55,441 735,148
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*DXC Technology Co. 122,131 $ 1,895,473
#Entegris, Inc. 58,207 4,605,338
*EPAM Systems, Inc. 11,098 1,741,387
*ePlus, Inc. 22,414 1,397,737
*F5, Inc. 50,602 13,396,373
*Fabrinet 13,710 2,811,373
*First Solar, Inc. 77,507 9,751,931
*Flex, Ltd. 318,913 10,951,472
*FormFactor, Inc. 20,640 580,810
Frequency Electronics, Inc. 7,390 137,454
#*GlobalFoundries, Inc. 40,222 1,410,586
#*Globant SA 15,708 1,846,790
*GSI Technology, Inc. 2,491 8,021
*Harmonic, Inc. 27,236 244,579
Hewlett Packard Enterprise Co. 942,735 15,291,162
*Ichor Holdings, Ltd. 7,560 149,537
*Informatica, Inc., Class A 17,342 326,550
#*Insight Enterprises, Inc. 27,638 3,821,783
Intel Corp. 1,374,586 27,629,179
#InterDigital, Inc. 14,628 2,940,228
*Itron, Inc. 40,677 4,526,943
Jabil, Inc. 49 7,181
Juniper Networks, Inc. 222,299 8,073,900
*Key Tronic Corp. 15,978 39,306
*Keysight Technologies, Inc. 104,927 15,256,386
*Kimball Electronics, Inc. 23,443 336,173
*Knowles Corp. 61,294 964,768
Kulicke & Soffa Industries, Inc. 25,653 826,796
*Kyndryl Holdings, Inc. 1 32
Littelfuse, Inc. 18,082 3,296,529
*LiveRamp Holdings, Inc. 6,734 176,161
Marvell Technology, Inc. 264,311 15,427,833
*MaxLinear, Inc. 8,609 86,004
*Meridianlink, Inc. 23,151 391,483
Methode Electronics, Inc. 14,441 90,545
Microchip Technology, Inc. 8,189 377,349
Micron Technology, Inc. 896,384 68,976,749
*Mirion Technologies, Inc. 149,831 2,364,333
*Mitek Systems, Inc. 35,317 292,425
MKS Instruments, Inc. 1,382 96,933
*NCR Voyix Corp. 78,655 674,073
*NetScout Systems, Inc. 29,876 627,993
NXP Semiconductors NV 675 124,409
*Okta, Inc. 91,311 10,241,442
*ON Semiconductor Corp. 252,100 10,008,370
OneSpan, Inc. 205 3,048
*Onto Innovation, Inc. 25,189 3,072,302
*Optical Cable Corp. 10,474 31,317
#*OSI Systems, Inc. 16,435 3,364,902
PC Connection, Inc. 22,065 1,368,913
#*Penguin Solutions, Inc. 6,829 116,571
*Photronics, Inc. 54,855 1,002,201
*Plexus Corp. 24,690 3,022,797
#Progress Software Corp. 7,768 465,769
*Qorvo, Inc. 59,134 4,238,134
Richardson Electronics, Ltd. 6,110 52,913
*Rogers Corp. 522 32,265
Roper Technologies, Inc. 53,760 30,109,901

101
Dimensional US Marketwide Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Salesforce, Inc. 441,847 $ 118,728,707
*Sandisk Corp. 70,872 2,275,700
*Sanmina Corp. 47,175 3,622,568
Sapiens International Corp. NV 24,178 662,235
*ScanSource, Inc. 20,741 684,246
*SentinelOne, Inc., Class A 74,605 1,380,192
*Silicon Laboratories, Inc. 5,247 533,935
Skyworks Solutions, Inc. 14,388 924,861
*Sprinklr, Inc., Class A 175 1,346
#*Stratasys, Ltd. 1,989 18,776
*Synaptics, Inc. 17,813 991,472
TD SYNNEX Corp. 56,143 6,220,644
TE Connectivity PLC 254,172 37,205,697
*Teledyne Technologies, Inc. 30,538 14,231,624
Teradyne, Inc. 105,853 7,855,351
*Trimble, Inc. 141,786 8,810,582
*TTM Technologies, Inc. 88,298 1,767,726
*Twilio, Inc., Class A 99,073 9,581,350
*Ultra Clean Holdings, Inc. 39,869 745,750
#*Unity Software, Inc. 119,180 2,511,123
Universal Display Corp. 120 15,076
*Veeco Instruments, Inc. 17,505 327,343
*Verint Systems, Inc. 54,684 964,626
*Viavi Solutions, Inc. 126,437 1,337,703
Vishay Intertechnology, Inc. 131,064 1,702,521
*Vishay Precision Group, Inc. 13,407 334,371
Vontier Corp. 103,906 3,305,250
#*Western Digital Corp. 212,231 9,308,452
*Zebra Technologies Corp. 36,049 9,023,786
*Zoom Communications, Inc. 127,743 9,905,192
TOTAL INFORMATION
TECHNOLOGY 994,525,401
MATERIALS — ( 6 .2% )
AdvanSix, Inc. 15,507 332,160
Air Products and Chemicals, Inc. 166,534 45,145,702
#Albemarle Corp. 82,951 4,856,781
Alcoa Corp. 159,318 3,908,071
*Alpha Metallurgical Resources,
Inc. 12,217 1,482,533
#Amcor PLC 1,721,028 15,833,453
AptarGroup, Inc. 57,662 8,646,417
*Ascent Industries Co. 1,028 13,570
Ashland, Inc. 24,860 1,352,135
Avient Corp. 82,621 2,752,105
*Axalta Coating Systems, Ltd. 180,894 5,879,055
Ball Corp. 171,564 8,911,034
Cabot Corp. 47,079 3,697,585
Carpenter Technology Corp. 45,640 8,927,640
#Celanese Corp. 94,501 4,206,240
*Century Aluminum Co. 59,765 980,744
CF Industries Holdings, Inc. 176,355 13,820,941
#Chemours Co. (The) 539 6,673
*Clearwater Paper Corp. 895 24,040
#*Cleveland-Cliffs, Inc. 62,825 517,678
*Coeur Mining, Inc. 330,865 1,836,301
Commercial Metals Co. 105,113 4,681,733
*Core Molding Technologies, Inc. 9,557 146,987
Corteva, Inc. 343,362 21,285,010
Shares Value†
MATERIALS — (Continued)
CRH PLC 367,408 $ 35,058,071
Crown Holdings, Inc. 102,265 9,851,187
Dow, Inc. 584,521 17,880,497
DuPont de Nemours, Inc. 211,180 13,935,768
Eagle Materials, Inc. 20,698 4,685,820
Eastman Chemical Co. 93,862 7,227,374
*Ecovyst, Inc. 943 5,639
Element Solutions, Inc. 236,483 4,826,618
Ferroglobe PLC 22,898 79,914
Fortitude Gold Corp. 14,303 49,631
Freeport-McMoRan, Inc. 1,232,230 44,397,247
Friedman Industries, Inc. 3,048 52,456
Graphic Packaging Holding Co. 258,470 6,541,876
Greif, Inc., Class A 22,991 1,206,568
Greif, Inc., Class B 400 22,228
#Hawkins, Inc. 10,701 1,303,168
HB Fuller Co. 53,933 2,914,539
Hecla Mining Co. 438,772 2,509,776
Huntsman Corp. 9,542 127,004
*Ingevity Corp. 10,353 341,442
Innospec, Inc. 22,429 2,006,947
International Flavors &
Fragrances, Inc. 123,877 9,719,389
International Paper Co. 263,595 12,041,020
Kaiser Aluminum Corp. 22,159 1,428,369
*Knife River Corp. 52,002 4,855,947
Linde PLC 171,713 77,825,483
Louisiana-Pacific Corp. 60,429 5,215,627
*LSB Industries, Inc. 23,056 147,097
LyondellBasell Industries NV,
Class A 295,685 17,211,824
*Magnera Corp. 24,967 366,266
Martin Marietta Materials, Inc. 37,341 19,565,937
Materion Corp. 17,958 1,490,694
Mercer International, Inc. 21,665 96,843
*Metallus, Inc. 27,130 343,194
Minerals Technologies, Inc. 32,212 1,661,817
Mosaic Co. (The) 6,140 186,656
NewMarket Corp. 3,539 2,177,547
Newmont Corp. 864,340 45,533,431
Northern Technologies
International Corp. 6,070 45,221
Nucor Corp. 182,852 21,827,043
*O-I Glass, Inc. 72,207 914,141
Olin Corp. 99,861 2,158,995
Olympic Steel, Inc. 9,959 321,178
Packaging Corp. of America 73,132 13,574,031
*Perimeter Solutions, Inc. 16,282 164,937
PPG Industries, Inc. 186,130 20,262,112
#Quaker Chemical Corp. 9,988 1,058,129
Radius Recycling, Inc. 4,367 128,084
#Ramaco Resources, Inc., Class
A 330 3,326
#Ramaco Resources, Inc., Class
B 9 83
*Rayonier Advanced Materials,
Inc. 33,663 143,404
Reliance, Inc. 36,895 10,634,246
Royal Gold, Inc. 45,420 8,298,688

102
Dimensional US Marketwide Value ETF
continued
Shares Value†
MATERIALS — (Continued)
Ryerson Holding Corp. 22,896 $ 535,308
Sensient Technologies Corp. 39,677 3,727,654
Silgan Holdings, Inc. 91,494 4,725,665
Smurfit WestRock PLC 284,558 11,957,127
Sonoco Products Co. 82,064 3,364,624
#Steel Dynamics, Inc. 120,246 15,597,109
Stepan Co. 432 21,842
SunCoke Energy, Inc. 67,414 610,771
Sylvamo Corp. 38,826 2,314,806
TriMas Corp. 11,223 269,913
Tronox Holdings PLC 107,924 583,869
United States Lime & Minerals,
Inc. 10,944 1,023,373
#United States Steel Corp. 163,906 7,164,331
Vulcan Materials Co. 102,401 26,862,854
#Warrior Met Coal, Inc. 5,685 271,857
Westlake Corp. 45,981 4,250,024
Worthington Steel, Inc. 10,765 276,230
TOTAL MATERIALS 677,226,474
REAL ESTATE — ( 0 .6% )
*CBRE Group, Inc., Class A 221,124 27,016,930
*CoStar Group, Inc. 175,185 12,993,472
*Cushman & Wakefield PLC 183,573 1,720,079
*Forestar Group, Inc. 25,236 486,045
#*Howard Hughes Holdings, Inc. 33,708 2,242,593
*Jones Lang LaSalle, Inc. 31,109 7,074,498
Marcus & Millichap, Inc. 19,988 607,635
Millrose Properties, Inc. 64,860 1,624,094
Newmark Group, Inc., Class A 83,545 918,160
Shares Value†
REAL ESTATE — (Continued)
#*Seaport Entertainment Group,
Inc. 8,435 $ 161,530
St. Joe Co. (The) 6,307 266,912
*Stratus Properties, Inc. 2,821 44,769
*Zillow Group, Inc., Class A 31,112 2,052,770
*Zillow Group, Inc., Class C 108,778 7,324,023
TOTAL REAL ESTATE 64,533,510
UTILITIES — ( 0 .1% )
Brookfield Renewable Corp. 17,143 487,890
MDU Resources Group, Inc. 178,490 3,059,319
New Jersey Resources Corp. 82,547 4,039,850
NRG Energy, Inc. 230 25,203
Ormat Technologies, Inc. 48,378 3,512,243
TOTAL UTILITIES 11,124,505
TOTAL COMMON STOCKS 10,629,628,332
RIGHTS/WARRANTS — ( 0 .0% )
HEALTH CARE — ( 0 .0% )
*OmniAb Operations, Inc.-
Vesting 12.5 423 –
*OmniAb Operations, Inc.-
Vesting 15 423 –
TOTAL HEALTH CARE –
TOTAL RIGHTS/WARRANTS –
TOTAL INVESTMENT SECURITIES — (97.5%)
(Cost $7,776,166,523) 10,629,628,332
SECURITIES LENDING COLLATERAL — (2.5%)
@§The DFA Short Term
Investment Fund 24,019,915 277,790,320
TOTAL INVESTMENTS — ( 100 .0% )
(Cost $8,053,956,843) $ 10,907,418,652
As of April 30, 2025 , Dimensional US Marketwide Value ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 140 06/20/25 $ 37,211,475 $ 39,109,000 $ 1,897,525
Total Futures Contracts ..............
$ 37,211,475 $ 39,109,000 $ 1,897,525
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 801,220,535 $ — $ — $ 801,220,535

103
Dimensional US Marketwide Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Consumer Discretionary ................ $ 525,178,358 $ — $ — $ 525,178,358
Consumer Staples .................... 483,025,681 — — 483,025,681
Energy ............................. 1,212,683,452 — — 1,212,683,452
Financials ........................... 2,734,132,208 24,814 — 2,734,157,022
Health Care ......................... 1,593,963,872 — — 1,593,963,872
Industrials ........................... 1,531,989,522 — — 1,531,989,522
Information Technology ................ 994,525,401 — — 994,525,401
Materials ........................... 677,226,474 — — 677,226,474
Real Estate .......................... 64,533,510 — — 64,533,510
Utilities ............................. 11,124,505 — — 11,124,505
Rights/Warrants
Health Care ......................... — — — —
Securities Lending Collateral .............. — 277,790,320 — 277,790,320
Total Investments ....................... $10,629,603,518 $277,815,134 $— $10,907,418,652
Financial Instruments
Assets
Futures Contracts ** ..................... 1,897,525 — — 1,897,525
Total Other Financial Instruments .......... $1,897,525 $– $– $1,897,525
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

104
Dimensional International Value ETF
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (97.0%)
AUSTRALIA — (5.1%)
#Ampol, Ltd. 161,642 $ 2,451,205
Ansell, Ltd. 19,586 379,722
*ANZ Group Holdings, Ltd. 2,520,220 48,151,010
Aurizon Holdings, Ltd. 3,883,423 7,603,495
Bank of Queensland, Ltd. 95,909 457,800
Bendigo & Adelaide Bank, Ltd. 680,602 4,864,336
BlueScope Steel, Ltd. 1,628,221 24,868,118
*Challenger, Ltd. 263,457 1,195,179
*Cleanaway Waste
Management, Ltd. 3,528,164 5,869,475
*Dyno Nobel, Ltd. 664,167 964,673
Endeavour Group, Ltd. 1,402,171 3,579,736
Evolution Mining, Ltd. 4,771,574 23,905,651
#Fortescue, Ltd. 1,210,712 12,541,943
Harvey Norman Holdings, Ltd. 2,196,075 7,348,962
*Lendlease Corp., Ltd. 100,844 340,691
National Australia Bank, Ltd. 3,160,554 73,064,821
*Northern Star Resources, Ltd. 1,095,761 13,447,501
*Orica, Ltd. 1,692,253 17,584,437
Origin Energy, Ltd., Class B 2,994,818 20,388,684
Perseus Mining, Ltd. 57,165 122,533
QBE Insurance Group, Ltd. 1,849,364 25,547,722
Rio Tinto, Ltd. 435,196 32,607,608
Santos, Ltd. 9,330,060 35,878,647
Sonic Healthcare, Ltd. 1,353,103 22,579,566
South32, Ltd. 6,259,108 11,013,422
Suncorp Group, Ltd. 2,027,822 26,287,326
TPG Telecom, Ltd. 406,208 1,315,152
#Treasury Wine Estates, Ltd.,
Class B 409,550 2,342,727
Westpac Banking Corp. 3,644,261 76,575,487
#Whitehaven Coal, Ltd. 1,114,194 3,557,448
Woodside Energy Group, Ltd. 2,990,640 39,687,161
Worley, Ltd. 430,957 3,430,295
#Yancoal Australia, Ltd. 1,659,761 5,288,738
TOTAL AUSTRALIA 555,241,271
AUSTRIA — (0.2%)
Erste Group Bank AG 114,610 7,745,328
OMV AG 226,956 11,754,138
TOTAL AUSTRIA 19,499,466
BELGIUM — (0.8%)
Ageas SA/NV, Class B 371,649 23,341,602
*Anheuser-Busch InBev SA/
NV 423,387 27,722,054
*Anheuser-Busch InBev SA/
NV, Sponsored ADR 368 24,218
KBC Group NV 350,515 32,298,222
#Solvay SA, Class A 8,239 312,627
Syensqo SA 109,660 7,805,967
TOTAL BELGIUM 91,504,690
CANADA — (10.4%)
Agnico Eagle Mines, Ltd., ADR 206,572 24,288,736
Shares Value†
CANADA — (Continued)
AltaGas, Ltd. 276,140 $ 8,156,455
ARC Resources, Ltd. 871,310 16,091,449
Bank of Montreal 374,349 35,797,987
Bank of Montreal, ADR 524,966 50,123,754
Bank of Nova Scotia (The) 421,071 21,027,639
#Bank of Nova Scotia (The),
ADR 978,980 48,929,420
Barrick Gold Corp., Registered 3,789,820 72,158,173
Barrick Gold Corp., Registered 67,811 1,290,633
Canadian Imperial Bank of
Commerce 953,530 60,022,756
#Canadian Imperial Bank of
Commerce, ADR 792,628 49,895,933
*Canadian Tire Corp., Ltd.,
Class A 97,786 10,681,207
Cenovus Energy, Inc., ADR 3,443,325 40,527,935
Empire Co., Ltd., Class A 346,196 12,832,285
Endeavour Mining PLC 199,554 5,395,889
Fairfax Financial Holdings, Ltd. 52,372 81,604,471
*First Quantum Minerals, Ltd. 643,378 8,621,535
iA Financial Corp., Inc. 246,016 23,851,779
IGM Financial, Inc. 207,599 6,584,314
Imperial Oil, Ltd., Registered 8,086 544,835
Kinross Gold Corp. 2,808,020 41,446,375
Kinross Gold Corp. 1,396,532 20,574,406
#Lundin Mining Corp.,
Registered 1,980,255 16,171,199
#Magna International, Inc. 40,366 1,399,791
#Magna International, Inc.,
ADR 553,238 19,230,553
Manulife Financial Corp., ADR 1,128,759 34,562,601
MEG Energy Corp. 492,914 6,901,438
Nutrien, Ltd. 1,143,036 65,210,204
Nutrien, Ltd. 276,448 15,750,711
Pan American Silver Corp. 516,452 13,004,261
#Rogers Communications,
Inc., Class B 9,163 238,412
Saputo, Inc. 180,817 3,521,304
Suncor Energy, Inc. 290,513 10,240,410
Suncor Energy, Inc., ADR 1,899,222 67,023,544
Teck Resources, Ltd., Class A 1,101,486 37,439,509
Teck Resources, Ltd., Class B 363 12,977
Teck Resources, Ltd., Class B 1,062 36,020
Toronto-Dominion Bank (The) 354,193 22,588,041
#Toronto-Dominion Bank
(The), ADR 1,673,144 106,713,124
Tourmaline Oil Corp. 1,104,048 48,676,264
#West Fraser Timber Co., Ltd. 30,138 2,229,609
West Fraser Timber Co., Ltd. 86,989 6,427,979
Whitecap Resources, Inc. 922,138 5,220,531
TOTAL CANADA 1,123,046,448
DENMARK — (2.4%)
AP Moller - Maersk A/S, Class
A 6,516 11,150,380

105
Dimensional International Value ETF
continued
Shares Value†
DENMARK — (Continued)
AP Moller - Maersk A/S, Class
B 2,499 $ 4,247,818
Carlsberg A/S, Class B 148,163 20,215,585
#Coloplast A/S, Class B 207,856 23,491,025
Danske Bank A/S 588,484 20,588,806
*Demant A/S 224,238 8,142,372
DSV A/S 297,570 62,999,840
*Genmab A/S 75,055 15,890,221
*Genmab A/S, Class S, ADR 9,780 206,847
H Lundbeck A/S, Class A 260,514 1,243,557
Novonesis Novozymes B 667,553 43,324,423
Pandora A/S 138,567 20,518,751
*ROCKWOOL A/S, Class A 196,108 8,931,039
*ROCKWOOL A/S, Class B 4,960 225,886
#Tryg A/S 333,887 7,994,431
Vestas Wind Systems A/S 484,631 6,441,128
TOTAL DENMARK 255,612,109
FINLAND — (0.8%)
Fortum OYJ 102,017 1,709,947
Nokia OYJ 9,137,404 45,588,344
Nokia OYJ, Sponsored ADR 1,499,992 7,484,960
Nordea Bank Abp 987,811 13,671,251
Stora Enso OYJ, Class B 479,165 4,447,950
UPM-Kymmene OYJ 388,674 10,303,373
TOTAL FINLAND 83,205,825
FRANCE — (9.6%)
*Alstom SA 350,198 8,447,427
ΩAmundi SA 50,428 3,975,425
*AXA SA 53,618 2,533,705
BNP Paribas SA 917,939 77,519,255
Bollore SE, Class A 681,517 4,214,451
*Bouygues SA 917,374 40,357,365
*Canal+ SA 736,689 1,677,715
Carrefour SA 2,038,825 31,508,271
Cie de Saint-Gobain SA 1,140,528 123,815,419
Cie Generale des
Etablissements Michelin SCA 1,946,956 71,198,789
Credit Agricole SA 680,005 12,746,712
Eiffage SA, Class P 224,425 30,550,067
Engie SA 4,855,875 100,379,774
Ipsen SA 9,865 1,144,955
*Louis Hachette Group 354,724 556,058
Orange SA 5,329,494 77,455,474
Pernod Ricard SA 6,606 715,043
Publicis Groupe SA 203,772 20,676,013
Renault SA 593,605 31,465,046
Rexel SA 477,043 13,226,189
Sanofi SA 800,940 87,314,023
Sanofi SA, Sponsored ADR 92 5,055
Societe Generale SA 1,713,169 88,803,577
#STMicroelectronics NV,
Sponsored ADR 411,588 9,347,163
TotalEnergies SE 3,471,759 201,904,275
Vinci SA 5,974 832,570
Vivendi SE 619,055 1,923,947
TOTAL FRANCE 1,044,293,763
Shares Value†
GERMANY — (8.3%)
*BASF SE 2,786,131 $ 141,349,354
Bayer AG, Registered 1,429,110 37,413,213
Bayerische Motoren Werke AG 384,573 32,481,271
Brenntag SE 52,479 3,494,623
*Commerzbank AG 1,918,828 50,648,160
Continental AG 442,618 34,435,348
*Covestro AG 307,897 20,790,135
Daimler Truck Holding AG 1,684,701 67,334,418
Deutsche Bank AG,
Registered 2,685,678 70,156,735
Deutsche Bank AG,
Registered Sponsored 1,192,548 31,256,683
Deutsche Lufthansa AG,
Registered 177,849 1,276,906
Deutsche Post AG 1,425,610 60,787,349
ΩDWS Group GmbH & Co.
KGaA 29,555 1,549,479
E.ON SE 4,158,852 72,875,644
Evonik Industries AG 335,515 7,532,592
Fresenius Medical Care AG 323,112 16,348,431
*Fresenius SE & Co. KGaA 451,474 21,452,328
Ω#Hapag-Lloyd AG 25,485 3,992,080
Heidelberg Materials AG 461,569 91,427,075
Henkel AG & Co. KGaA 183,013 12,919,299
Infineon Technologies AG 436,380 14,331,043
Mercedes-Benz Group AG 1,003,158 59,833,694
Merck KGaA 61,650 8,542,839
RWE AG 644,122 25,041,460
Talanx AG 112,864 12,945,297
Volkswagen AG, Registered,
Class R 29,030 3,229,039
TOTAL GERMANY 903,444,495
HONG KONG — (1.2%)
BOC Hong Kong Holdings, Ltd. 4,570,500 18,978,181
Ω#Budweiser Brewing Co.
APAC, Ltd. 1,819,500 1,928,674
#Cathay Pacific Airways, Ltd. 4,953,727 5,704,512
CK Asset Holdings, Ltd. 1,339,962 5,486,195
CK Hutchison Holdings, Ltd. 5,806,348 32,795,342
CK Infrastructure Holdings,
Ltd. 291,500 1,965,963
ΩESR Group, Ltd. 1,174,800 1,872,481
Galaxy Entertainment Group,
Ltd. 291,000 1,058,223
*Hang Lung Properties, Ltd. 435 357
Hang Seng Bank, Ltd. 10,600 148,037
Henderson Land Development
Co., Ltd. 1,341,730 3,806,473
MTR Corp., Ltd. 1,260,711 4,356,978
Sun Hung Kai Properties, Ltd. 1,311,434 12,455,300
Swire Pacific, Ltd., Class A 1,218,000 10,539,131
Swire Pacific, Ltd., Class A 1,705,000 2,348,176
ΩWH Group, Ltd. 31,191,620 27,914,664
#* Xinyi Glass Holdings, Ltd. 2,997,010 2,809,685
TOTAL HONG KONG 134,168,372
IRELAND — (0.3%)
AIB Group PLC 951,926 6,400,639

106
Dimensional International Value ETF
continued
Shares Value†
IRELAND — (Continued)
Bank of Ireland Group PLC 2,037,308 $ 23,911,794
TOTAL IRELAND 30,312,433
ISRAEL — (0.8%)
Ashtrom Group, Ltd. 1,282 20,214
Bank Hapoalim BM 1,319,035 19,319,483
Bank Leumi Le-Israel BM 1,797,874 25,517,702
Clal Insurance Enterprises
Holdings, Ltd., Registered 187,854 5,141,523
Delek Group, Ltd. 42,622 6,779,136
*Equital, Ltd. 2,558 95,739
Harel Insurance Investments &
Financial Services, Ltd. 166,524 2,764,379
ICL Group, Ltd. 131,223 870,481
Isracard, Ltd. 1 4
Israel Discount Bank, Ltd.,
Class A 2,933,848 21,888,672
Migdal Insurance & Financial
Holdings, Ltd. 1,268,135 2,436,570
Phoenix Financial, Ltd. 179,366 3,532,560
*Shikun & Binui, Ltd. 85,086 278,940
TOTAL ISRAEL 88,645,403
ITALY — (2.4%)
Banca Monte dei Paschi di
Siena SpA 488,447 4,117,680
Banco BPM SpA, Class R 3,401,482 37,869,859
BPER Banca SPA 3,765,426 30,553,155
Eni SpA, Class B 5,668,235 81,830,834
Eni SpA, Sponsored ADR 32 909
Intesa Sanpaolo SpA 67,248 357,912
Mediobanca Banca di Credito
Finanziario SpA 172,343 3,523,461
*Stellantis NV 2,574,671 23,823,828
#Stellantis NV, ADR 1,031,749 9,574,631
Tenaris SA 395,936 6,609,435
Tenaris SA, Sponsored ADR 156,077 5,195,804
UniCredit SpA 859,484 49,798,681
Unipol Assicurazioni SpA 344,245 6,163,304
TOTAL ITALY 259,419,493
JAPAN — (21.1%)
AGC, Inc. 596,131 18,610,287
Air Water, Inc. 553,348 7,541,423
Aisin Corp. 1,683,600 21,381,390
Alfresa Holdings Corp. 183,801 2,774,282
Amada Co., Ltd. 1,141,092 11,407,720
Aozora Bank, Ltd., Class A 500 6,888
Asahi Group Holdings, Ltd. 4,066,900 56,239,205
Asahi Kasei Corp. 3,942,900 27,476,462
Bridgestone Corp. 742,900 31,202,425
Brother Industries, Ltd. 721,000 12,689,782
Canon Marketing Japan, Inc. 67,300 2,392,113
Chiba Bank, Ltd. (The) 446,100 3,943,719
Coca-Cola Bottlers Japan
Holdings, Inc. 293,414 5,511,798
COMSYS Holdings Corp. 248,200 5,510,722
Concordia Financial Group,
Ltd. 1,207,913 7,775,559
Cosmo Energy Holdings Co.,
Ltd. 197,800 8,119,174
Shares Value†
JAPAN — (Continued)
Dai Nippon Printing Co., Ltd. 382,300 $ 5,336,226
Daicel Corp. 539,600 4,590,610
Dai-ichi Life Holdings, Inc. 3,538,000 25,411,392
Daiwa House Industry Co., Ltd. 964,800 34,867,807
Daiwa Securities Group, Inc. 2,320,600 15,198,433
Denso Corp. 2,500,700 32,389,535
Dentsu Group, Inc. 156,600 3,265,062
Dowa Holdings Co., Ltd. 2,700 86,656
ENEOS Holdings, Inc. 9,535,886 45,854,348
EXEO Group, Inc. 291,028 3,395,055
FUJIFILM Holdings Corp. 893,800 18,394,209
Fukuoka Financial Group, Inc. 176,818 4,641,101
Gunma Bank, Ltd. (The) 341,671 2,836,080
Hachijuni Bank, Ltd. (The) 284,200 2,134,887
Hakuhodo DY Holdings, Inc. 621,392 4,672,202
Hankyu Hanshin Holdings, Inc. 621,300 17,719,072
Haseko Corp. 674,100 9,621,898
Hirogin Holdings, Inc. 7,200 59,563
#Hitachi Construction
Machinery Co., Ltd. 456,300 13,576,397
Honda Motor Co., Ltd. 6,867,363 69,954,280
#Honda Motor Co., Ltd.,
Sponsored ADR 478,327 14,593,757
Hulic Co., Ltd. 338,800 3,540,251
Ibiden Co., Ltd. 480,099 13,301,677
Idemitsu Kosan Co., Ltd. 3,108,100 19,273,096
Iida Group Holdings Co., Ltd. 104,400 1,651,561
INFRONEER Holdings, Inc. 290,600 2,487,539
Inpex Corp. 3,224,800 40,897,807
Isetan Mitsukoshi Holdings,
Ltd. 481,500 6,204,410
Isuzu Motors, Ltd. 1,921,600 25,953,186
Iwatani Corp. 339,228 3,243,880
Iyogin Holdings, Inc. 160,600 1,851,561
J Front Retailing Co., Ltd. 467,500 5,735,593
Japan Airlines Co., Ltd. 394,700 7,143,284
Japan Post Holdings Co., Ltd. 725,584 7,045,246
Japan Post Insurance Co., Ltd. 130,300 2,612,120
#JFE Holdings, Inc. 2,133,192 24,825,426
JTEKT Corp. 347,799 2,690,663
Kajima Corp. 882,500 21,078,782
Kamigumi Co., Ltd. 188,800 4,624,700
Kandenko Co., Ltd. 69,500 1,382,789
Kansai Paint Co., Ltd. 6,600 99,481
Keihan Holdings Co., Ltd. 43,600 1,068,603
Kobe Steel, Ltd. 1,455,500 17,030,493
Koito Manufacturing Co., Ltd. 703,000 8,531,218
Komatsu, Ltd., Class R 423,000 12,161,547
Kubota Corp., Class R 3,168,017 36,712,928
#Kuraray Co., Ltd. 1,064,132 12,410,148
Kyoto Financial Group, Inc. 169,900 2,907,501
Kyudenko Corp. 22,500 756,993
Kyushu Financial Group, Inc. 216,000 1,085,754
Lixil Corp. 524,877 6,183,790
LY Corp. 1,852,217 7,009,441
Mabuchi Motor Co., Ltd. 27,700 405,480
Marubeni Corp. 723,700 12,826,091
Mazda Motor Corp. 2,540,280 15,216,035

107
Dimensional International Value ETF
continued
Shares Value†
JAPAN — (Continued)
Mebuki Financial Group, Inc. 923,117 $ 4,488,741
Medipal Holdings Corp. 158,800 2,702,517
MEIJI Holdings Co., Ltd. 452,722 11,153,008
MINEBEA MITSUMI, Inc. 150,900 2,215,259
Mitsubishi Chemical Group
Corp. 4,270,100 20,685,916
Mitsubishi Corp. 791,418 15,047,151
Mitsubishi Electric Corp. 590,700 11,431,768
Mitsubishi Estate Co., Ltd. 1,308,800 22,984,745
Mitsubishi Gas Chemical Co.,
Inc. 499,500 7,607,710
Mitsubishi Logistics Corp. 268,500 1,848,855
Mitsubishi Materials Corp. 86,601 1,362,096
Mitsubishi Motors Corp. 2,883,863 7,990,063
Mitsubishi UFJ Financial
Group, Inc. 7,499,434 94,820,732
#Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 553,988 7,002,408
Mitsui & Co., Ltd. 457,700 9,299,037
Mitsui Chemicals, Inc. 652,801 14,324,643
Mitsui Fudosan Co., Ltd. 2,122,500 20,966,086
Mizuho Financial Group, Inc. 1,951,200 48,971,509
MS&AD Insurance Group
Holdings, Inc. 608,789 13,849,694
Nagase & Co., Ltd. 9,100 160,194
NGK Insulators, Ltd. 688,200 8,498,768
NH Foods, Ltd. 293,100 11,065,224
NHK Spring Co., Ltd. 432,420 4,811,067
Nikon Corp. 452,800 4,347,375
Nippon Electric Glass Co., Ltd. 49,800 1,143,054
NIPPON EXPRESS
HOLDINGS, Inc. 704,600 12,583,907
Nippon Steel Corp. 1,528,901 32,262,984
*Nissan Motor Co., Ltd. 6,387,100 15,291,606
Nisshin Seifun Group, Inc. 432,900 5,591,827
Niterra Co., Ltd. 271,200 8,445,530
Nomura Holdings, Inc. 3,650,300 20,247,598
Nomura Holdings, Inc.,
Sponsored ADR 879,257 4,879,876
Nomura Real Estate Holdings,
Inc. 2,284,500 13,563,819
NSK, Ltd. 41,615 182,051
Obayashi Corp. 276,000 4,288,797
Oji Holdings Corp. 2,328,200 11,014,227
Ono Pharmaceutical Co., Ltd. 1,186,890 13,662,881
Open House Group Co., Ltd. 153,000 6,776,879
Panasonic Holdings Corp. 3,916,254 45,054,493
Resona Holdings, Inc. 4,159,220 33,211,943
Resonac Holdings Corp. 599,558 10,913,855
Ricoh Co., Ltd. 1,851,552 19,548,775
Rinnai Corp. 150,000 3,368,270
Rohm Co., Ltd., Registered 386,400 3,514,821
SBI Holdings, Inc. 729,500 19,122,269
Seiko Epson Corp. 802,294 11,187,344
Seino Holdings Co., Ltd. 241,700 3,809,181
Sekisui Chemical Co., Ltd. 592,400 10,337,098
Sekisui House, Ltd. 768,200 17,643,180
Seven & i Holdings Co., Ltd. 1,216,923 18,039,706
Shimamura Co., Ltd. 14,200 946,932
Shares Value†
JAPAN — (Continued)
Shimizu Corp. 741,900 $ 7,934,440
Shizuoka Financial Group, Inc. 420,800 4,656,708
Sohgo Security Services Co.,
Ltd. 46,600 368,024
Sojitz Corp. 410,660 9,705,096
Subaru Corp. 1,914,099 34,788,991
#SUMCO Corp. 534,900 3,690,000
Sumitomo Bakelite Co., Ltd. 14,100 327,985
Sumitomo Chemical Co., Ltd. 1,058,099 2,549,556
Sumitomo Corp. 1,100,517 26,988,281
Sumitomo Electric Industries,
Ltd. 2,602,900 41,769,757
Sumitomo Forestry Co., Ltd. 430,200 12,389,663
Sumitomo Heavy Industries,
Ltd. 267,723 5,576,311
Sumitomo Mitsui Financial
Group, Inc. 3,890,081 92,724,870
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,031,000 14,640,200
Sumitomo Mitsui Trust Group,
Inc. 1,109,900 27,428,474
Sumitomo Realty &
Development Co., Ltd. 895,400 33,269,910
Sumitomo Rubber Industries,
Ltd. 472,200 5,958,777
Suntory Beverage & Food, Ltd. 49,600 1,734,470
Suzuken Co., Ltd. 101,600 3,686,775
Suzuki Motor Corp. 1,655,200 19,813,895
T&D Holdings, Inc. 490,000 10,412,156
Taiheiyo Cement Corp. 392,873 10,593,028
Takashimaya Co., Ltd. 983,778 7,579,725
Takeda Pharmaceutical Co.,
Ltd. 2,565,949 77,946,278
THK Co., Ltd. 30,700 756,093
Toda Corp. 112,100 713,592
Tokyo Tatemono Co., Ltd. 707,600 12,669,731
Tokyu Fudosan Holdings Corp. 2,400,700 16,758,111
Toray Industries, Inc. 2,218,500 14,142,471
Tosoh Corp. 885,500 12,474,848
TOTO, Ltd. 168,000 4,468,536
Toyo Seikan Group Holdings,
Ltd. 248,000 4,332,698
Toyo Tire Corp. 363,100 6,794,124
Toyoda Gosei Co., Ltd. 75,100 1,442,084
Toyota Boshoku Corp. 145,100 2,084,337
Toyota Motor Corp. 6,038,889 115,536,512
#Toyota Motor Corp.,
Sponsored ADR 60 11,473
Toyota Tsusho Corp. 1,234,084 24,441,162
Yamada Holdings Co., Ltd. 526,873 1,705,762
Yamaguchi Financial Group,
Inc. 124,900 1,469,309
Yamaha Corp. 175,100 1,276,669
Yamaha Motor Co., Ltd. 2,892,300 22,750,705
Yamato Holdings Co., Ltd. 452,699 6,433,124
Yokohama Rubber Co., Ltd.
(The) 361,000 7,908,897
TOTAL JAPAN 2,290,101,670

108
Dimensional International Value ETF
continued
Shares Value†
NETHERLANDS — (4.6%)
ΩABN AMRO Bank NV 1,598,297 $ 33,066,961
Aegon, Ltd. 321,336 2,057,252
#Aegon, Ltd., Registered 1,030,755 6,627,754
Akzo Nobel NV 452,058 28,551,032
ArcelorMittal SA 607,861 17,910,375
ArcelorMittal SA, Sponsored
ADR 563,196 16,721,289
ASR Nederland NV, Class B 459,781 28,955,175
Coca-Cola Europacific
Partners PLC 97,368 8,766,109
HAL Trust 16,543 2,177,651
*Havas NV 619,055 1,026,152
Heineken NV 388,325 34,740,454
ING Groep NV 3,268,561 63,216,206
JDE Peet's NV 64,984 1,573,445
Koninklijke Ahold Delhaize NV 2,618,275 107,564,463
Koninklijke KPN NV 5,329,628 24,809,397
*Koninklijke Philips NV 1,227,225 31,123,553
*Koninklijke Philips NV,
Sponsored ADR 1,005,541 25,490,465
NN Group NV 821,440 50,330,358
*Prosus NV 240,367 11,182,243
Randstad NV 125,736 5,034,014
TOTAL NETHERLANDS 500,924,348
NEW ZEALAND — (0.2%)
Auckland International Airport,
Ltd. 2,035,681 9,084,734
Chorus, Ltd. 68,509 322,814
*Fletcher Building, Ltd. 911,958 1,661,490
#Infratil, Ltd. 696,017 4,357,696
Mercury NZ, Ltd. 717,489 2,375,932
Meridian Energy, Ltd. 305,779 994,427
Port of Tauranga, Ltd. 48,299 176,278
*Ryman Healthcare, Ltd. 67,198 88,132
*Summerset Group Holdings,
Ltd. 72,607 464,496
TOTAL NEW ZEALAND 19,525,999
NORWAY — (0.8%)
Aker BP ASA 643,579 13,852,220
Aker Solutions ASA 192,670 521,345
Austevoll Seafood ASA 261,272 2,454,004
Ω#BW LPG, Ltd. 3,605 35,617
ΩBW LPG, Ltd. 513,641 5,121,575
#*Cadeler A/S 79,714 415,868
DNB Bank ASA 712,472 17,780,968
Equinor ASA 559,164 12,827,942
Equinor ASA, Sponsored ADR 933 20,797
#Golden Ocean Group, Ltd. 135,538 1,041,700
Hafnia, Ltd. 768,193 3,544,669
Leroy Seafood Group ASA 36,167 158,201
Norsk Hydro ASA 1,213,437 6,389,005
SpareBank 1 Sor-Norge ASA 270,699 4,317,631
Stolt-Nielsen, Ltd., Class R 63,540 1,427,665
Subsea 7 SA 439,106 6,626,849
TGS ASA 231,508 1,717,900
Wallenius Wilhelmsen ASA 440,651 3,176,357
Wilh Wilhelmsen Holding ASA,
A Shares 7,912 296,034
Shares Value†
NORWAY — (Continued)
Yara International ASA 175,907 $ 5,686,047
TOTAL NORWAY 87,412,394
PORTUGAL — (0.1%)
#*EDP Renovaveis SA 293,889 2,757,819
Galp Energia SGPS SA 188,069 2,914,995
TOTAL PORTUGAL 5,672,814
SINGAPORE — (1.1%)
CapitaLand Investment, Ltd. 3,049,000 6,421,651
#City Developments, Ltd. 432,400 1,645,882
#Genting Singapore, Ltd. 13,965,900 7,915,115
Hongkong Land Holdings, Ltd. 1,167,800 5,710,542
Keppel, Ltd. 3,806,000 19,121,820
Olam Group, Ltd. 783,200 578,837
Oversea-Chinese Banking
Corp., Ltd. 1,429,776 17,684,677
*Seatrium, Ltd. 2,166,826 3,169,669
#Singapore Airlines, Ltd. 1,145,700 5,887,759
United Overseas Bank, Ltd. 1,495,500 39,675,362
*UOL Group, Ltd. 124,407 549,765
Wilmar International, Ltd. 3,993,400 9,358,815
TOTAL SINGAPORE 117,719,894
SPAIN — (2.8%)
Banco Bilbao Vizcaya
Argentaria SA 243,625 3,339,908
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,169,475 16,021,808
Banco de Sabadell SA 3,318,300 9,671,617
Banco Santander SA 19,336,034 135,881,962
Banco Santander SA,
Sponsored ADR 6,290,465 44,033,255
CaixaBank SA 7,372,064 56,415,522
Mapfre SA 602,966 2,148,114
Repsol SA 2,952,217 36,277,669
Telefonica SA, Sponsored
ADR 8,118 41,483
TOTAL SPAIN 303,831,338
SWEDEN — (2.6%)
*Asmodee Group AB, Class B 77,544 856,249
*Betsson AB, Class B 2,284 40,186
Billerud Aktiebolag 187,932 1,983,585
*Boliden AB 668,333 20,517,932
*Electrolux AB, Class B 279,502 1,738,755
Elekta AB, Class B 2,955 15,012
#*Embracer Group AB 77,544 978,134
Essity AB, Class A 735,074 21,217,908
Essity AB, Class A 85 2,446
Getinge AB, B Shares 166,158 3,207,770
*Hexagon AB, Class B 1,258,634 12,224,993
Hexpol AB 380,674 3,303,551
Holmen AB, B Shares 91,050 3,611,829
Husqvarna AB, Class U 337,369 1,575,804
Loomis AB 162,548 6,808,717
Peab AB, Class B 2,755 22,923
Sandvik AB 6,012 124,729
Securitas AB, Class B 1,367,044 21,756,706

109
Dimensional International Value ETF
continued
Shares Value†
SWEDEN — (Continued)
Skandinaviska Enskilda
Banken AB, Class B 8,636 $ 145,770
Skandinaviska Enskilda
Banken AB, Class C 2,638,466 41,704,335
Skanska AB, Class B 583,736 13,551,047
SKF AB, B Shares 1,575,546 30,964,006
#SKF AB, Class A 589 11,725
SSAB AB, Class A 332,697 2,104,171
SSAB AB, Class A 977,748 6,088,559
#Svenska Cellulosa AB SCA,
Class A 570,632 7,413,264
Svenska Cellulosa AB SCA,
Class B 4,783 61,790
Svenska Handelsbanken AB,
Class B 1,077,453 14,114,837
#Svenska Handelsbanken AB,
Class B 21,964 431,770
Swedbank AB, Class B 1,192,504 29,661,449
*Swedish Orphan Biovitrum
AB, Class A 4,710 143,084
Telefonaktiebolaget LM
Ericsson, Class A 704,370 5,943,206
Telia Co. AB 5,262,192 19,723,194
Trelleborg AB, Class B 304,187 10,496,059
Vitrolife AB 39,375 643,397
#*Volvo Car AB, Class R 138,705 236,355
TOTAL SWEDEN 283,425,247
SWITZERLAND — (9.3%)
Alcon AG 98,795 9,577,134
Alcon AG, ADR 371,926 36,303,697
Baloise Holding AG,
Registered 36,453 8,131,226
*Banque Cantonale Vaudoise,
Registered 30,648 3,781,816
#Barry Callebaut AG,
Registered 2,664 2,402,220
Cie Financiere Richemont SA,
Registered 484,619 85,659,763
DSM-Firmenich AG 82,547 8,944,390
Helvetia Holding AG,
Registered 8,121 1,791,709
Holcim AG 1,239,466 138,162,562
Julius Baer Group, Ltd.,
Registered 420,255 27,227,717
Lonza Group AG, Registered 105,853 75,819,989
#Novartis AG, Class B,
Sponsored ADR 1,040,346 118,068,867
Novartis AG, Registered 14,442 1,648,330
Sandoz Group AG 224,798 9,787,980
Sandoz Group AG, ADR 209,363 9,082,167
Schindler Holding AG,
Registered 685 243,407
#SIG Group AG 139,150 2,694,100
Sika AG, Registered 2,935 735,045
Swatch Group AG (The), Class
BR 7,467 1,291,675
Swatch Group AG (The),
Registered 7,610 265,412
Shares Value†
SWITZERLAND — (Continued)
Swiss Life Holding AG,
Registered 73,959 $ 73,981,500
Swiss Prime Site AG,
Registered 31,094 4,400,647
Swiss Re AG, Registered 685,027 123,167,313
#Swisscom AG, Registered 57,108 38,222,574
UBS Group AG 1,588,963 48,128,128
UBS Group AG, ADR 1,131,435 34,203,280
Zurich Insurance Group AG 208,150 147,522,434
TOTAL SWITZERLAND 1,011,245,082
UNITED KINGDOM — (11.9%)
Anglo American PLC 1,072,508 29,066,461
Associated British Foods PLC 107,702 2,969,225
Barclays PLC 2,538,602 10,063,941
#Barclays PLC, Sponsored
ADR 2,063,109 33,133,530
Barratt Redrow PLC,
Registered 1,752,158 10,901,401
BP PLC 2,657,347 12,433,631
BP PLC, Sponsored ADR 2,097,497 57,597,268
British American Tobacco PLC 1,923,902 83,465,795
#British American Tobacco
PLC, Sponsored ADR 50,627 2,204,806
BT Group PLC, Registered 22,428,159 52,065,851
Centrica PLC 5,302,808 11,343,378
DCC PLC 30,354 1,980,975
Glencore PLC 12,183,071 39,771,095
HSBC Holdings PLC,
Registered 3,755,935 41,739,858
#HSBC Holdings PLC,
Sponsored ADR 2,446,553 137,202,692
Investec PLC 363,077 2,282,234
J Sainsbury PLC 4,975,066 17,729,408
Kingfisher PLC 3,808,416 14,609,602
Lloyds Banking Group PLC 92,793,963 90,826,955
#Lloyds Banking Group PLC,
Sponsored ADR 4,367,826 17,252,913
Marks & Spencer Group PLC 98,892 513,831
Mondi PLC 361,603 5,472,320
NatWest Group PLC 11,211,699 71,612,786
#NatWest Group PLC, Class
S, ADR 2,375,543 30,692,016
*Shell PLC 2,415,246 78,731,722
Shell PLC, ADR 4,981,536 321,209,441
Standard Chartered PLC 3,338,841 47,986,335
Taylor Wimpey PLC 6,299,326 9,882,269
Tesco PLC 416,678 2,063,159
Vodafone Group PLC 39,783,428 38,929,487
Vodafone Group PLC,
Sponsored ADR 458,897 4,478,835
Whitbread PLC 181,579 6,288,944
TOTAL UNITED KINGDOM 1,286,502,164
UNITED STATES — (0.2%)
#International Paper Co. 475,404 21,558,184
Smurfit WestRock PLC 1,185 49,574
TOTAL UNITED STATES 21,607,758
TOTAL COMMON STOCKS 10,516,362,476

110
Dimensional International Value ETF
continued
Shares Value†
UNITED STATES — (Continued)
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG
8.520% 47,954 $ 3,851,256
Henkel AG & Co. KGaA
2.980% 358,604 27,882,816
Porsche Automobil Holding SE
7.080% 4,944 203,279
Volkswagen AG, Class A
9.490% 262,508 28,479,895
TOTAL GERMANY 60,417,246
TOTAL PREFERRED
STOCKS 60,417,246
Shares Value†
RIGHT/WARRANT — ( 0.0% )
PORTUGAL — (0.0%)
#*EDP Renovaveis SA
5/8/2025 293,889 $ 30,067
TOTAL PORTUGAL 30,067
TOTAL RIGHT/WARRANT 30,067
TOTAL INVESTMENT SECURITIES — (97.5%)
(Cost $8,559,255,867) 10,576,809,789
SECURITIES LENDING COLLATERAL — ( 2.5% )
@§The DFA Short Term
Investment Fund 23,237,294 268,739,303
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,827,995,170) $ 10,845,549,092
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $79,456,956 which represented 0.7% of the net assets of the Fund.
As of April 30, 2025 , Dimensional International Value ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 474 06/20/25 $ 127,381,884 $ 132,411,900 $ 5,030,016
Total Futures Contracts ..............
$127,381,884 $132,411,900 $5,030,016
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 555,241,271 $ — $ — $ 555,241,271
Austria .............................. 19,499,466 — — 19,499,466
Belgium ............................. 91,504,690 — — 91,504,690
Canada ............................. 1,123,046,448 — — 1,123,046,448
Denmark ............................ 255,612,109 — — 255,612,109
Finland .............................. 83,205,825 — — 83,205,825
France .............................. 1,044,293,763 — — 1,044,293,763
Germany ............................ 903,444,495 — — 903,444,495
Hong Kong ........................... 134,168,372 — — 134,168,372
Ireland .............................. 30,312,433 — — 30,312,433
Israel ............................... 88,645,403 — — 88,645,403
Italy ................................ 259,419,493 — — 259,419,493
Japan ............................... 2,290,101,670 — — 2,290,101,670
Netherlands .......................... 500,924,348 — — 500,924,348
New Zealand ......................... 19,525,999 — — 19,525,999

111
Dimensional International Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Norway .............................. $ 87,412,394 $ — $ — $ 87,412,394
Portugal ............................. 5,672,814 — — 5,672,814
Singapore ............................ 117,719,894 — — 117,719,894
Spain ............................... 303,831,338 — — 303,831,338
Sweden ............................. 283,425,247 — — 283,425,247
Switzerland ........................... 1,011,245,082 — — 1,011,245,082
United Kingdom ....................... 1,286,502,164 — — 1,286,502,164
United States ......................... 21,607,758 — — 21,607,758
Preferred Stocks
Germany ............................ 60,417,246 — — 60,417,246
Right/Warrant
Portugal ............................. 30,067 — — 30,067
Securities Lending Collateral ............... — 268,739,303 — 268,739,303
Total Investments ........................ $10,576,809,789 $268,739,303 $— $10,845,549,092
Financial Instruments
Assets
Futures Contracts** ...................... 5,030,016 — — 5,030,016
Total Other Financial Instruments ........... $5,030,016 $– $– $5,030,016
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

112
Dimensional World ex U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (96.9%)
AUSTRALIA — (4.1%)
Accent Group, Ltd. 312,384 $ 370,774
*Acrow, Ltd. 208,996 139,075
*Adairs, Ltd., Class B 130,424 196,946
AGL Energy, Ltd. 183,505 1,248,126
*Ainsworth Game Technology,
Ltd. 23,526 14,451
*Alkane Resources, Ltd. 225,399 116,098
*Alliance Aviation Services,
Ltd., Registered 35,757 62,917
*ALS, Ltd., Registered 197,586 2,173,247
Amotiv, Ltd. 102,775 510,301
AMP, Ltd. 1,982,292 1,642,535
*Amplitude Energy, Ltd. 2,042,804 241,811
#Ampol, Ltd. 143,091 2,169,891
Ansell, Ltd. 100,900 1,956,190
*Antipa Minerals, Ltd. 126,809 43,409
*ANZ Group Holdings, Ltd. 276,642 5,285,488
*APA Group 338,004 1,777,750
*Appen, Ltd. 64,457 32,994
#*Arafura Rare Earths, Ltd. 18,218 2,390
*ARB Corp., Ltd. 38,411 774,182
Aristocrat Leisure, Ltd. 114,296 4,888,151
#ARN Media, Ltd. 201,597 72,235
ASX, Ltd. 10,529 476,506
Atlas Arteria, Ltd., Class B 251,446 831,788
AUB Group, Ltd. 43,226 882,570
#*Audinate Group, Ltd. 9,453 37,138
*Aurelia Metals, Ltd. 1,032,528 194,895
Aurizon Holdings, Ltd. 1,281,877 2,509,834
Aussie Broadband, Ltd. 138,683 363,818
*Austal, Ltd. 324,612 1,102,900
*Austin Engineering, Ltd. 124,696 34,707
#*Australian Agricultural Co.,
Ltd. 136,473 124,871
#Australian Clinical Labs, Ltd. 126,456 252,448
Australian Ethical Investment,
Ltd. 55,011 183,033
#*Australian Strategic
Materials, Ltd. 54,001 21,941
*AVJennings, Ltd. 61,718 25,471
#*Baby Bunting Group, Ltd. 75,438 75,541
Bank of Queensland, Ltd. 504,414 2,407,704
Bapcor, Ltd. 199,929 651,135
#Beach Energy, Ltd. 1,167,756 877,945
*Beacon Lighting Group, Ltd. 13,949 29,453
*Bega Cheese, Ltd., Class B 214,752 776,359
Bell Financial Group, Ltd. 70,162 57,463
*Bellevue Gold, Ltd. 161,882 94,258
Bendigo & Adelaide Bank, Ltd. 279,081 1,994,622
BHP Group, Ltd. 628,144 15,349,210
#BHP Group, Ltd., Sponsored
ADR 227,380 10,811,919
Bisalloy Steel Group, Ltd. 21,302 46,070
BlueScope Steel, Ltd. 225,488 3,443,920
Shares Value†
AUSTRALIA — (Continued)
Brambles, Ltd. 353,055 $ 4,635,503
Bravura Solutions, Ltd. 221,986 311,062
#Breville Group, Ltd. 50,040 913,794
Brickworks, Ltd. 51,870 837,025
Capral, Ltd. 11,481 74,416
*Capricorn Metals, Ltd. 228,577 1,352,855
*CAR Group, Ltd. 130,799 2,787,765
Cedar Woods Properties, Ltd. 52,529 188,219
#*Cettire, Ltd. 177,557 51,124
#*Chalice Mining, Ltd. 34,560 24,324
*Challenger, Ltd. 298,111 1,352,388
Champion Iron, Ltd. 260,565 761,920
#*Chrysos Corp., Ltd. 4,041 9,955
#Civmec Australia, Ltd.,
Registered 318,700 180,622
*Cleanaway Waste
Management, Ltd. 843,236 1,402,812
#Clinuvel Pharmaceuticals,
Ltd. 9,262 67,322
#*Coast Entertainment
Holdings, Ltd. 298,619 77,384
*Cobram Estate Olives, Ltd. 12,542 14,766
Cochlear, Ltd. 12,045 2,116,258
Codan, Ltd. 89,161 898,530
*Coles Group, Ltd. 263,056 3,571,665
*Collins Foods, Ltd., Class B 90,602 477,686
Commonwealth Bank of
Australia 153,608 16,374,422
Computershare, Ltd. 127,366 3,318,474
ΩCoronado Global Resources,
Inc. 29,845 3,724
#Corporate Travel
Management, Ltd. 55,133 450,484
CSL, Ltd. 34,858 5,601,163
Dalrymple Bay Infrastructure,
Ltd. 77,909 204,883
Data#3, Ltd. 92,512 430,930
#*Develop Global, Ltd. 13,607 28,209
*Dicker Data, Ltd. 52,684 283,836
Domain Holdings Australia,
Ltd. 101,271 277,984
#*Domino's Pizza Enterprises,
Ltd., Class B 23,161 373,897
Downer EDI, Ltd. 436,293 1,594,012
#*DUG Technology, Ltd. 24,127 15,824
*Duratec, Ltd. 46,395 50,911
*Dyno Nobel, Ltd. 1,038,346 1,508,152
Eagers Automotive, Ltd. 96,203 1,136,312
*Elders, Ltd. 153,192 620,465
*Emeco Holdings, Ltd. 264,867 128,801
*Emerald Resources NL 292,827 751,333
#*EML Payments, Ltd.,
Registered 269,686 168,244
Endeavour Group, Ltd. 814,483 2,079,371
*Energy World Corp., Ltd. 283,308 3,988

113
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
AUSTRALIA — (Continued)
#Enero Group, Ltd. 75,404 $ 34,738
#EQT Holdings, Ltd. 10,723 222,094
Evolution Mining, Ltd. 1,136,919 5,695,980
EVT, Ltd. 58,139 525,638
#*Fenix Resources, Ltd. 217,417 39,647
Fiducian Group, Ltd. 2,360 14,647
Finbar Group, Ltd. 39,304 19,239
*FleetPartners Group, Ltd. 193,810 347,225
Fleetwood, Ltd. 71,115 131,958
Flight Centre Travel Group,
Ltd. 104,507 853,913
Fortescue, Ltd. 422,852 4,380,386
G8 Education, Ltd. 542,306 435,477
*Genesis Minerals, Ltd. 212,920 525,873
*Gold Road Resources, Ltd. 932,988 1,808,822
GR Engineering Services, Ltd. 79,356 143,188
GrainCorp, Ltd., Class A 184,944 786,935
Grange Resources, Ltd. 229,413 29,358
GWA Group, Ltd., Class B 173,949 264,896
*Hansen Technologies, Ltd. 95,503 330,591
Harvey Norman Holdings, Ltd. 408,890 1,368,313
*Healius, Ltd. 697,366 649,233
Helia Group, Ltd. 358,799 1,111,153
#Helloworld Travel, Ltd.,
Registered 11,322 10,323
Horizon Oil, Ltd. 451,555 53,451
HUB24, Ltd., Registered 16,040 742,540
#IDP Education, Ltd. 41,302 234,143
IGO, Ltd. 229,654 576,020
*Iluka Resources, Ltd. 248,037 658,630
#Imdex, Ltd. 178,298 337,688
#*Immutep, Ltd. 343,993 59,428
#*Imugene, Ltd. 640,398 9,834
Infomedia, Ltd. 178,572 141,681
Inghams Group, Ltd. 274,635 602,736
*Insignia Financial, Ltd. 440,873 1,069,128
Insurance Australia Group, Ltd. 860,020 4,517,819
Integral Diagnostics, Ltd. 103,804 160,734
#IPD Group, Ltd. 21,907 56,069
*IPH, Ltd. 134,106 392,140
IRESS, Ltd. 99,546 506,370
IVE Group, Ltd. 92,981 157,064
*James Hardie Industries PLC 84,243 1,994,402
*James Hardie Industries PLC,
Sponsored ADR 6,180 146,713
JB Hi-Fi, Ltd. 64,166 4,253,045
#Johns Lyng Group, Ltd. 118,498 168,322
*Judo Capital Holdings, Ltd.,
Registered 149,682 170,477
Jumbo Interactive, Ltd.,
Registered 8,083 52,650
#Jupiter Mines, Ltd. 450,096 43,199
#Karoon Energy, Ltd. 602,549 555,178
*Kelly Partners Group
Holdings, Ltd. 8,218 61,785
*Kelsian Group, Ltd. 77,825 134,948
*Kogan.com, Ltd. 43,535 125,630
*Lendlease Corp., Ltd. 413,887 1,398,276
#Lifestyle Communities, Ltd. 57,728 264,470
Shares Value†
AUSTRALIA — (Continued)
*Lindsay Australia, Ltd. 107,407 $ 48,794
Lottery Corp., Ltd. (The) 472,849 1,579,320
#Lovisa Holdings, Ltd. 42,224 673,533
Lycopodium, Ltd. 6,098 42,334
*Lynas Rare Earths, Ltd. 174,635 958,729
Macmahon Holdings, Ltd. 879,232 151,895
Macquarie Group, Ltd. 29,093 3,601,093
*Macquarie Technology
Group, Ltd. 5,353 202,938
Mader Group, Ltd. 10,075 41,000
Magellan Financial Group, Ltd. 157,679 773,831
*Mayne Pharma Group, Ltd. 52,163 234,636
McMillan Shakespeare, Ltd. 46,721 457,384
*McPherson's, Ltd. 38,369 6,506
Medibank Pvt., Ltd., Class B 619,606 1,843,511
*Megaport, Ltd. 46,954 343,096
#*Mesoblast, Ltd., Registered 66,658 76,559
*Metals X, Ltd. 206,240 74,559
*Metcash, Ltd. 791,518 1,630,774
#*Mineral Resources, Ltd. 115,625 1,523,299
*Monadelphous Group, Ltd. 63,773 658,594
Monash IVF Group, Ltd. 188,720 101,432
#*Mount Gibson Iron, Ltd. 363,963 72,193
Myer Holdings, Ltd. 1,068,126 492,076
*MyState, Ltd. 118,036 294,548
National Australia Bank, Ltd. 420,382 9,718,276
Netwealth Group, Ltd. 98,217 1,760,889
*Neuren Pharmaceuticals, Ltd. 12,316 91,885
New Hope Corp., Ltd., Class B 431,825 1,014,030
#*NEXTDC, Ltd. 74,516 564,042
*nib holdings, Ltd., Class B 289,873 1,268,648
#Nick Scali, Ltd. 56,495 643,439
Nickel Industries, Ltd. 896,629 324,144
Nine Entertainment Co.
Holdings, Ltd. 578,821 529,612
*Northern Star Resources, Ltd. 389,713 4,782,672
NRW Holdings, Ltd. 365,115 633,105
*Nufarm, Ltd. 290,644 715,977
*Nuix, Ltd. 77,103 119,882
Objective Corp., Ltd. 10,513 105,273
*OFX Group, Ltd. 154,129 111,440
*Omni Bridgeway, Ltd. 65,581 61,264
oOh!media, Ltd. 285,913 280,815
*Orica, Ltd. 305,022 3,169,526
Origin Energy, Ltd., Class B 347,318 2,364,537
Orora, Ltd. 941,240 1,090,074
*Pantoro Gold Ltd 75,978 141,954
Peet, Ltd. 180,562 164,056
#*PeopleIN, Ltd. 619 301
Perenti, Ltd. 692,673 604,976
*Perpetual, Ltd. 53,843 570,515
Perseus Mining, Ltd. 1,191,372 2,553,697
#Peter Warren Automotive
Holdings, Ltd. 13,205 12,082
*PEXA Group, Ltd. 84,076 649,317
#*Pilbara Minerals, Ltd. 320,149 308,294
*Pinnacle Investment
Management Group, Ltd. 17,469 202,089

114
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
AUSTRALIA — (Continued)
#Platinum Asset Management,
Ltd., Class B 217,972 $ 79,497
Praemium, Ltd. 118,308 56,396
Premier Investments, Ltd. 67,245 898,826
Pro Medicus, Ltd. 18,947 2,781,185
#Propel Funeral Partners, Ltd. 42,434 140,644
#PWR Holdings, Ltd. 36,639 160,587
Qantas Airways, Ltd., Class B 284,289 1,609,832
QBE Insurance Group, Ltd. 538,949 7,445,219
Qube Holdings, Ltd., Class B 494,798 1,253,719
*Ramelius Resources, Ltd. 1,717,883 2,890,856
*Ramsay Health Care, Ltd. 65,297 1,389,609
REA Group, Ltd. 10,551 1,675,811
#*ReadyTech Holdings, Ltd. 8,760 11,771
Reece, Ltd. 41,952 423,313
Regis Healthcare, Ltd. 106,229 462,879
*Regis Resources, Ltd. 633,330 1,827,611
Reject Shop, Ltd. (The) 10,134 42,277
Reliance Worldwide Corp., Ltd. 399,519 1,073,653
*Resolute Mining, Ltd. 1,781,601 581,377
Ridley Corp., Ltd., Registered 194,355 293,484
Rio Tinto, Ltd. 144,330 10,814,107
*RPMGlobal Holdings, Ltd. 77,676 136,677
*Sandfire Resources, Ltd. 390,980 2,494,175
Santos, Ltd. 1,619,817 6,228,989
SEEK, Ltd. 57,639 785,918
*Select Harvests, Ltd. 92,672 303,003
Servcorp, Ltd. 38,935 125,559
Service Stream, Ltd. 441,377 528,115
*Seven West Media, Ltd. 521,497 46,715
SGH, Ltd., Registered 66,514 2,172,631
Shaver Shop Group, Ltd. 70,806 57,764
#Sigma Healthcare, Ltd. 1,608,223 3,107,638
Sims, Ltd. 89,368 836,001
SmartGroup Corp., Ltd. 83,167 416,136
Sonic Healthcare, Ltd. 121,261 2,023,512
South32, Ltd. 1,056,569 1,859,121
South32, Ltd., Sponsored ADR 35,633 306,800
*Southern Cross Electrical
Engineering, Ltd. 115,951 138,737
#*Southern Cross Media
Group, Ltd. 193,021 82,748
SRG Global, Ltd. 461,342 380,794
Stanmore Resources, Ltd. 254,635 316,895
#*Star Entertainment Grp, Ltd.
(The) 1,036,857 69,660
Steadfast Group, Ltd. 323,664 1,215,653
#*Strike Energy, Ltd. 14,354 1,561
Suncorp Group, Ltd. 242,166 3,139,278
Super Retail Group, Ltd. 130,843 1,122,681
*Superloop, Ltd. 293,097 468,844
#*Syrah Resources, Ltd. 213,953 34,224
*Tabcorp Holdings, Ltd., Class
S 1,377,969 493,747
Technology One, Ltd. 171,700 3,302,451
#*Telix Pharmaceuticals, Ltd. 11,984 208,031
Telstra Group, Ltd. 722,780 2,085,738
*Temple & Webster Group,
Ltd. 12,041 137,139
Shares Value†
AUSTRALIA — (Continued)
*<Ten Sixty Four, Ltd. 96,557 $ 6,796
TPG Telecom, Ltd. 184,256 596,553
*Transurban Group 231,321 2,088,427
#Treasury Wine Estates, Ltd.,
Class B 325,087 1,859,578
*Tuas, Ltd. 100,097 360,584
#*Tyro Payments, Ltd. 235,601 121,353
*Vault Minerals, Ltd., Class B 4,489,921 1,235,334
Ventia Services Group Pty,
Ltd. 585,561 1,588,602
ΩViva Energy Group, Ltd. 740,943 815,437
Vulcan Steel, Ltd. 9,677 45,634
#*WEB Travel Group, Ltd. 79,162 218,309
#*Webjet Group, Ltd. 206,531 83,914
Wesfarmers, Ltd. 132,604 6,645,175
*West African Resources, Ltd. 855,649 1,308,491
Westgold Resources, Ltd. 472,861 898,601
*Westgold Resources, Ltd. 32,938 62,714
Westpac Banking Corp. 343,667 7,221,346
#Whitehaven Coal, Ltd. 673,401 2,150,064
*WiseTech Global, Ltd. 23,222 1,315,280
Woodside Energy Group, Ltd. 537,375 7,131,212
#Woodside Energy Group,
Ltd., Sponsored ADR 64,574 836,233
Woolworths Group, Ltd. 209,122 4,224,268
Worley, Ltd. 198,108 1,576,883
*Xero, Ltd. 18,911 1,986,728
*XRF Scientific, Ltd. 36,065 35,306
#Yancoal Australia, Ltd. 295,511 941,630
TOTAL AUSTRALIA 330,596,976
AUSTRIA — (0.4%)
*Addiko Bank AG, Class B 3,168 71,304
#Agrana Beteiligungs AG 6,119 82,426
#ANDRITZ AG 44,265 3,172,568
#*AT&S Austria Technologie &
Systemtechnik AG 19,046 308,304
ΩBAWAG Group AG 46,204 5,081,547
CA Immobilien Anlagen AG 15,722 425,711
*DO & CO AG 5,820 930,194
Erste Group Bank AG 67,159 4,538,596
*Eurotelesites AG 23,471 133,937
EVN AG 20,920 549,337
*Lenzing AG 11,057 347,535
*Mayr Melnhof Karton AG 2,813 260,291
Oesterreichische Post AG 21,649 732,134
OMV AG 112,314 5,816,785
Palfinger AG 9,150 297,997
*POLYTEC Holding AG 9,486 31,164
Porr AG 16,168 566,073
Raiffeisen Bank International
AG, Class V 26,377 704,026
*Schoeller-Bleckmann Oilfield
Equipment AG 5,061 180,360
Semperit AG Holding 5,056 75,061
Strabag SE, Class R 9,005 791,233
Telekom Austria AG 101,581 1,076,202
#*UBM Development AG 926 20,316
UNIQA Insurance Group AG 80,166 929,514

115
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
AUSTRIA — (Continued)
Verbund AG 11,557 $ 889,404
Vienna Insurance Group AG
Wiener Versicherung Gruppe 25,524 1,215,705
voestalpine AG, Registered,
Class R 56,007 1,474,505
Wienerberger AG 69,114 2,426,100
Zumtobel Group AG 17,995 94,608
TOTAL AUSTRIA 33,222,937
BELGIUM — (0.8%)
Ackermans & van Haaren NV 16,893 4,132,515
Ageas SA/NV, Class B 102,888 6,461,932
*AGFA-Gevaert NV 90,965 94,925
*Anheuser-Busch InBev SA/
NV 183,870 12,039,232
*Anheuser-Busch InBev SA/
NV, Sponsored ADR 8,388 552,014
*Argenx SE 973 628,241
*Argenx SE, Sponsored ADR 440 283,862
*Atenor 10,050 33,359
Azelis Group NV 24,923 386,438
Barco NV 11,479 157,107
Bekaert SA 29,968 1,154,843
Ω#*<Biocartis Group NV 3,607 –
Cie d'Entreprises CFE 5,218 45,673
#CMB Tech NV, ADR 91,996 874,882
Colruyt Group N.V, Registered 32,122 1,548,224
Deceuninck NV 63,925 155,144
Deme Group NV 5,836 873,045
D'ieteren Group 10,151 2,027,431
Econocom Group SA/NV 59,975 124,491
#Elia Group SA/NV 13,709 1,489,804
EVS Broadcast Equipment SA 9,515 397,495
Fagron 51,686 1,204,460
Greenyard NV 10,563 85,734
*Hyloris Pharmaceuticals SA 1,093 7,219
Ion Beam Applications 3,444 40,872
Jensen-Group NV 589 28,723
KBC Group NV 128,838 11,871,784
Kinepolis Group NV 9,151 316,233
Lotus Bakeries NV 348 3,346,686
Melexis NV 10,508 628,903
*Ontex Group NV 46,144 378,195
*Orange Belgium SA,
Registered 16,162 277,420
Proximus SADP 124,550 958,513
#Recticel SA 22,758 275,259
*Roularta Media Group NV 284 4,955
Sipef NV 3,654 265,836
#Solvay SA, Class A 62,955 2,388,812
Syensqo SA 60,857 4,332,006
#Tessenderlo Group SA 11,444 339,534
UCB SA 24,886 4,558,803
Umicore SA 89,578 814,623
*Unifiedpost Group SA 491 1,859
#*Van de Velde NV 4,203 157,427
#VGP NV 10,571 978,151
Viohalco SA 23,804 148,285
Shares Value†
BELGIUM — (Continued)
What's Cooking BV 320 $ 39,286
TOTAL BELGIUM 66,910,235
BRAZIL — (1.1%)
*Allianca Saude e
Participacoes SA 182 188
Allied Tecnologia SA, Class A 45,015 55,738
Allos SA 147,697 554,640
Alupar Investimento SA 66,641 362,786
#Ambev SA, Sponsored ADR 147,706 373,696
*Ambipar Participacoes e
Empreendimentos S/A 17,896 385,649
Anima Holding SA, Class A 193,600 109,087
Armac Locacao Logistica E
Servicos SA 14,400 11,141
Atacadao SA 231,100 349,014
Auren Energia SA 114,330 180,338
Azzas 2154 SA, Class R 45,551 256,181
B3 SA - Brasil Bolsa Balcao 458,682 1,092,949
Banco ABC Brasil SA 81,674 313,054
ΩBanco BMG SA 137,195 92,329
Banco Bradesco SA 126,602 273,491
Banco Bradesco SA,
Sponsored ADR 383,626 943,720
Banco BTG Pactual SA 116,074 781,358
Banco do Brasil SA 319,562 1,632,976
Banco Mercantil do Brasil SA 7,998 49,841
Banco Santander Brasil SA 152,559 795,482
BB Seguridade Participacoes
SA, Class H 129,072 975,096
Bemobi Mobile Tech SA 62,400 208,426
Blau Farmaceutica SA 19,000 43,327
Boa Safra Sementes SA 28,116 51,302
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 28,800 107,744
#*Braskem SA, Class A,
Sponsored ADR 13,928 51,812
*Brava Energia 78,601 241,020
BRF SA, Class A 218,674 876,797
Brisanet Servicos de
Telecomunicacoes SA 99,052 48,639
C&A MODAS SA 125,971 296,159
Caixa Seguridade
Participacoes S/A 104,350 301,545
Camil Alimentos SA 89,261 68,742
Centrais Eletricas Brasileiras
SA 65,538 508,778
#Centrais Eletricas Brasileiras
SA, Class H, Sponsored ADR 37,570 289,289
*Cia Brasileira de Aluminio 155,212 107,744
*Cia Brasileira de Distribuicao 163,054 121,828
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 34,300 690,011
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 29,128 592,172
Cia de Saneamento de Minas
Gerais Copasa MG 170,146 644,351
Cia De Sanena Do Parana 102,902 558,551
Cia De Sanena Do Parana 62,666 68,074

116
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
BRAZIL — (Continued)
Cia Energetica de Minas
Gerais 113,986 $ 306,840
Cia Paranaense de Energia
- Copel 194,155 358,035
Cia Siderurgica Nacional SA 285,970 469,764
#Cia Siderurgica Nacional SA,
Sponsored ADR 165,744 278,450
Cogna Educacao SA 1,282,538 584,475
Cosan SA, Class H 177,427 243,510
#Cosan SA, Class H, ADR 34,825 190,841
CPFL Energia SA, Class A 38,154 257,375
Cruzeiro do Sul Educacional
SA, Class A 121,941 88,095
CSU Digital SA 18,186 55,155
Cury Construtora e
Incorporadora SA 97,808 475,962
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 196,392 859,956
ΩDesktop SA 64,520 105,189
Dexco SA 279,366 272,882
*Diagnosticos da America SA 79,553 24,731
Dimed SA Distribuidora da
Medicamentos 33,400 54,158
Direcional Engenharia SA,
Class A 36,966 237,347
EcoRodovias Infraestrutura e
Logistica SA, Class A 115,091 134,375
Eletromidia SA 15,000 81,022
*Embraer SA 408,900 4,688,909
*Embraer SA, Sponsored ADR 109,674 5,038,424
Empreendimentos Pague
Menos S/A 169,933 99,053
Energisa S/A 89,479 726,086
*Eneva SA 200,669 478,864
Engie Brasil Energia SA 58,775 431,568
Equatorial Energia SA 240,143 1,561,392
Even Construtora e
Incorporadora SA 55,704 56,576
Ez Tec Empreendimentos e
Participacoes SA 73,033 171,314
Fleury SA 108,052 247,924
Fras-Le SA 21,517 111,131
Gerdau SA, Sponsored ADR 453,163 1,182,755
ΩGPS Participacoes e
Empreendimentos SA 91,567 244,226
Grendene SA, Class A 144,895 142,300
*Grupo Casas Bahia SA 14,800 14,221
Grupo Mateus SA, Class B 226,196 307,647
Grupo SBF SA, Class B 46,400 86,958
Guararapes Confeccoes SA 61,200 87,994
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 1,863,046 763,462
*Hidrovias do Brasil SA 193,325 103,468
*Hidrovias do Brasil SA 245,002 131,126
Hypera SA, Class A 197,793 842,683
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 10,769 26,916
Shares Value†
BRAZIL — (Continued)
Iochpe Maxion SA 89,500 $ 194,764
Irani Papel e Embalagem SA,
Class A 62,700 88,932
*IRB-Brasil Resseguros SA 51,819 437,790
Isa Energia Brasil SA 82,600 350,015
Jalles Machado SA 101,891 71,990
JBS S/A, Class A 477,960 3,721,425
JHSF Participacoes SA 274,064 248,339
JSL SA, Class A 58,721 69,908
Kepler Weber SA 89,044 117,962
Klabin SA 403,781 1,321,592
Lavvi Empreendimentos
Imobiliarios SA 79,818 147,190
Localiza Rent a Car SA 157,379 1,194,228
LOG Commercial Properties e
Participacoes SA 18,860 69,958
*Log-in Logistica Intermodal
SA 14,319 56,452
Lojas Quero-Quero SA 144,411 70,402
Lojas Renner SA, Class A 558,355 1,440,910
ΩLWSA SA 277,100 176,693
M Dias Branco SA, Class H 29,841 133,724
Magazine Luiza SA 160,573 264,341
Mahle Metal Leve SA 27,500 143,878
Marcopolo SA 97,800 94,321
Marfrig Global Foods SA 137,000 519,794
Melnick Even Desenvolvimento
Imobiliario SA 62,585 35,817
Mills Locacao Servicos e
Logistica SA 76,257 136,851
*Minerva SA 93,784 97,902
Motiva Infraestrutura de
Mobilidade SA 356,476 846,893
Moura Dubeux Engenharia S/A 70,107 203,829
Movida Participacoes SA 101,934 127,296
*MRV Engenharia e
Participacoes SA 253,851 265,446
Multiplan Empreendimentos
Imobiliarios SA, Class A 52,206 237,359
*Natura & Co. Holding SA 441,538 741,694
Neoenergia SA 46,933 189,841
*Oceanpact Servicos
Maritimos SA, Class A 104,300 99,853
Odontoprev SA, Class A 144,910 273,367
*Oncoclinicas do Brasil
Servicos Medicos SA 78,200 83,567
*Orizon Valorizacao de
Residuos SA 21,142 183,135
Petroleo Brasileiro SA 1,001,274 5,668,356
Petroleo Brasileiro SA,
Sponsored ADR 83,244 879,057
Petroreconcavo S/A 97,820 221,855
Plano & Plano
Desenvolvimento Imobiliario
SA 28,161 58,099
Porto Seguro SA, Class A 115,184 894,998
Positivo Tecnologia SA, Class
H 59,624 64,770
*PRIO SA 384,103 2,287,087

117
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
BRAZIL — (Continued)
*Qualicorp Consultoria e
Corretora de Seguros SA 60,000 $ 21,832
Raia Drogasil SA 339,730 1,190,561
ΩRede D'Or Sao Luiz SA 25,338 143,308
Romi SA, Class A 39,954 64,644
*Rumo SA 132,177 452,933
Santos Brasil Participacoes SA 219,155 524,139
Sao Carlos Empreendimentos
e Participacoes SA 4,800 15,660
Sao Martinho S/A, Class F 100,829 347,471
Sendas Distribuidora S/A 332,194 539,242
#Sendas Distribuidora S/A,
ADR 4,874 39,577
ΩSer Educacional SA 95,600 101,149
*Serena Energia SA, Class A 110,659 191,553
*SIMPAR SA 140,900 133,399
*SLC Agricola SA 137,810 481,729
Smartfit Escola de Ginastica e
Danca SA 84,498 364,923
Suzano SA 203,826 1,803,018
SYN prop e tech SA 35,914 32,099
Tegma Gestao Logistica SA 21,912 138,019
Telefonica Brasil SA 9,761 47,911
#Telefonica Brasil SA, ADR 43,649 423,832
TIM SA 289,684 969,639
TIM SA, ADR 691 11,526
TOTVS SA 33,995 225,897
Transmissora Alianca de
Energia Eletrica S/A 133,278 845,612
Tres Tentos Agroindustrial S/A 56,778 162,469
Trisul SA, Class A 56,887 69,936
Tupy SA 59,400 225,056
Ultrapar Participacoes SA 210,286 662,274
#Ultrapar Participacoes SA,
Sponsored ADR 87,144 274,504
Unifique Telecomunicacoes
S/A, Class A 107,420 74,189
Unipar Carbocloro SA 17,141 151,597
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 49,549 48,224
Vale SA, Class A 616,919 5,760,119
Vale SA, Class A, Sponsored
ADR 216,347 2,014,191
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 39,317 171,882
*Veste SA Estilo 4,400 5,106
Vibra Energia SA, Class A 703,091 2,334,778
Vivara Participacoes SA 61,634 240,705
Vulcabras SA 61,978 183,917
WEG SA, Class A 109,014 859,573
Wilson Sons SA 93,183 281,949
Wiz Co. 45,200 47,664
XP, Inc. 4,889 79,267
YDUQS Participacoes SA 157,253 396,924
*Zamp SA, Class A 183,483 101,766
TOTAL BRAZIL 85,875,667
Shares Value†
CANADA — (7.6%)
#*5N Plus, Inc. 59,063 $ 283,920
*Acadian Timber Corp. 6,453 80,680
*ACT Energy Technologies,
Ltd. 16,300 57,232
ADENTRA, Inc. 15,971 312,298
ADF Group, Inc. 13,300 58,542
*Advantage Energy, Ltd. 154,040 1,091,763
Aecon Group, Inc. 55,520 648,732
Africa Oil Corp. 222,794 290,327
#Ag Growth International, Inc. 12,343 296,847
*AGF Management, Ltd.,
Class B 52,960 393,376
Agnico Eagle Mines, Ltd. 79,975 9,381,271
Agnico Eagle Mines, Ltd., ADR 49,391 5,807,394
#*Aimia, Inc. 32,511 61,195
#*Air Canada 103,697 1,048,756
AirBoss of America Corp. 8,200 23,152
Alamos Gold, Inc., Class B 186,690 5,324,399
Alamos Gold, Inc., Class B 189,332 5,401,849
Algoma Central Corp. 4,700 52,400
Algoma Steel Group, Inc. 47,976 245,397
#Algonquin Power & Utilities
Corp. 68,100 366,378
#Algonquin Power & Utilities
Corp. 33,722 181,390
Alimentation Couche-Tard, Inc. 99,303 5,173,274
AltaGas, Ltd. 122,707 3,624,445
Altius Minerals Corp. 14,171 277,921
Altus Group, Ltd. 6,917 257,090
Amerigo Resources, Ltd. 48,600 60,869
Andlauer Healthcare Group,
Inc., Class A 9,587 371,320
Andrew Peller, Ltd., Class A 8,000 25,889
ARC Resources, Ltd. 415,844 7,679,853
*Aritzia, Inc., Class B 61,929 2,173,993
AtCo., Ltd., Class I 30,661 1,150,481
*Athabasca Oil Corp. 429,139 1,410,476
AtkinsRealis Group, Inc., Class
B 62,046 3,066,590
#*ATS Corp. 533 13,410
#*ATS Corp. 26,521 667,009
Aura Minerals, Inc. 3,100 63,961
*Aurora Cannabis, Inc. 25,123 116,039
#*AutoCanada, Inc. 14,210 160,381
B2Gold Corp. 674,404 2,104,308
B2Gold Corp. 401,519 1,248,724
Badger Infrastructure
Solutions, Ltd. 22,713 645,889
Bank of Montreal 40,540 3,876,731
Bank of Montreal, ADR 67,853 6,478,604
Bank of Nova Scotia (The) 67,346 3,363,156
Bank of Nova Scotia (The),
ADR 112,402 5,617,852
Barrick Gold Corp., Registered 286,919 5,462,938
*Bausch + Lomb Corp. 11,082 128,108
#*Bausch Health Cos., Inc. 20,280 107,618
#*Bausch Health Cos., Inc.,
ADR 81,730 433,169
#Baytex Energy Corp. 370,467 571,270

118
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CANADA — (Continued)
#BCE, Inc. 9,642 $ 213,879
BCE, Inc., ADR 6,009 133,700
Birchcliff Energy, Ltd. 140,731 573,601
Bird Construction, Inc. 34,901 533,382
Black Diamond Group, Ltd. 37,101 218,636
*Bombardier, Inc., Class B 42,874 2,828,262
*Bombardier, Inc., Class B 1,500 99,526
*Bonterra Energy Corp. 4,600 10,557
Boralex, Inc., Class A 52,866 1,171,908
Boyd Group Services, Inc. 8,823 1,264,717
*Bragg Gaming Group, Inc. 10,499 41,051
Brookfield Corp. 11,920 639,105
Brookfield Corp., ADR 101,582 5,451,906
Brookfield Infrastructure Corp. 28,559 1,069,249
Brookfield Renewable Corp. 7,321 208,356
BRP, Inc. 1,175 39,821
#BRP, Inc. 9,706 328,147
*CAE, Inc. 28,853 720,437
*CAE, Inc. 59,620 1,491,692
*Calfrac Well Services, Ltd. 13,600 32,590
Calian Group, Ltd., Registered 4,363 150,287
*Calibre Mining Corp.,
Registered 8,694 20,330
#Cameco Corp., ADR 37,654 1,700,078
Canaccord Genuity Group,
Inc., Class A 34,529 211,229
#*Canada Goose Holdings,
Inc., Class A, ADR 3,010 25,164
Canadian Imperial Bank of
Commerce 116,137 7,310,586
#Canadian Imperial Bank of
Commerce, ADR 49,154 3,094,244
Canadian National Railway Co. 2,426 234,486
Canadian National Railway
Co., ADR 57,913 5,607,137
Canadian Natural Resources,
Ltd., ADR 484,551 13,901,768
Canadian Pacific Kansas City,
Ltd. 19,651 1,424,495
Canadian Pacific Kansas City,
Ltd., Class A, ADR 36,276 2,628,922
*Canadian Tire Corp., Ltd.,
Class A 37,349 4,079,647
Canadian Utilities, Ltd., Class
A 39,734 1,110,067
#*Canfor Corp. 69,167 659,473
#*Capital Power Corp. 76,520 2,899,484
*Capstone Copper Corp. 302,448 1,453,887
Cardinal Energy, Ltd. 106,592 442,944
Cascades, Inc. 112,166 717,024
CCL Industries, Inc. 61,407 3,202,606
*Celestica, Inc. 6,284 535,139
*Celestica, Inc. 80,136 6,839,608
Cenovus Energy, Inc. 131,504 1,545,146
Cenovus Energy, Inc., ADR 558,812 6,577,217
Centerra Gold, Inc. 182,575 1,219,986
CES Energy Solutions Corp. 233,297 1,026,892
CGI, Inc. 28,364 3,001,701
CGI, Inc., ADR 22,811 2,419,335
Shares Value†
CANADA — (Continued)
CI Financial Corp., Registered 79,587 $ 1,800,546
*Cineplex, Inc. 6,144 43,902
#*Cipher Pharmaceuticals, Inc. 12,000 117,455
Cogeco Communications, Inc. 11,356 557,400
Cogeco, Inc. 2,673 124,081
*Colabor Group, Inc. 38,500 27,594
Colliers International Group,
Inc. 12,683 1,513,970
Colliers International Group,
Inc., Class B 2,114 252,232
Computer Modelling Group,
Ltd. 65,024 374,242
*Conifex Timber, Inc. 10,794 2,618
Constellation Software, Inc. 2,285 8,218,837
Corby Spirit and Wine, Ltd. 4,700 51,890
*Corus Entertainment, Inc.,
Class B 12,026 827
#*Cronos Group, Inc. 152,616 286,918
*Culico Metals, Inc. 3,915 354
Definity Financial Corp. 53,804 2,680,267
#*Denison Mines Corp. 146,292 209,700
dentalcorp Holdings, Ltd. 11,217 68,294
*Descartes Systems Group,
Inc. (The) 6,332 665,518
*Descartes Systems Group,
Inc. (The) 3,375 355,691
Dexterra Group, Inc. 17,491 108,646
*Docebo, Inc. 6,194 193,627
Dollarama, Inc. 61,973 7,631,657
#Doman Building Materials
Group, Ltd. 57,100 284,405
*Dorel Industries, Inc., Class B 18,650 22,413
DREAM Unlimited Corp. 18,118 249,347
Dundee Precious Metals, Inc. 164,273 2,149,000
Dye & Durham, Ltd. 12,493 80,857
Dynacor Group, Inc. 24,620 84,663
E-L Financial Corp., Ltd. 484 473,804
*Eldorado Gold Corp. 78,009 1,469,690
*Eldorado Gold Corp., Class B 66,083 1,241,000
Emera, Inc. 50,176 2,253,979
Empire Co., Ltd., Class A 94,474 3,501,824
Enbridge, Inc. 58,293 2,720,734
Enbridge, Inc. 95,513 4,459,502
Endeavour Mining PLC 136,817 3,699,497
*Endeavour Silver Corp. 38,527 140,238
Enerflex, Ltd. 6,693 43,839
Enerflex, Ltd. 76,932 502,372
*Energy Fuels, Inc. 31,800 144,347
Enghouse Systems, Ltd. 20,922 379,422
*Ensign Energy Services, Inc. 114,908 149,739
#EQB, Inc. 22,103 1,525,112
#*Equinox Gold Corp. 232,311 1,556,484
#*ERO Copper Corp. 40,079 499,646
*ERO Copper Corp. 28,418 354,372
Evertz Technologies, Ltd.,
Class B 16,065 127,585
*Exchange Income Corp. 17,078 626,346
Exco Technologies, Ltd. 14,940 61,651
Extendicare, Inc. 48,839 487,930

119
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CANADA — (Continued)
Fairfax Financial Holdings, Ltd. 9,216 $ 14,360,093
Fiera Capital Corp. 50,739 232,519
Finning International, Inc. 124,004 3,493,083
*Firan Technology Group
Corp. 14,341 93,440
#First Majestic Silver Corp. 191,663 1,199,810
*First Quantum Minerals, Ltd. 208,695 2,796,601
FirstService Corp. 3,454 605,031
FirstService Corp., ADR 7,966 1,398,272
*Foraco International SA,
Registered 5,900 7,603
Fortis, Inc. 33,133 1,640,415
Fortis, Inc. 35,810 1,769,890
*Fortuna Mining Corp. 68,299 425,231
*Fortuna Mining Corp., ADR 214,047 1,337,794
Franco-Nevada Corp. 10,589 1,818,978
Franco-Nevada Corp. 423 72,550
Frontera Energy Corp. 7,667 27,642
*Galiano Gold, Inc. 70,680 95,686
Gamehost, Inc. 9,498 68,349
*GDI Integrated Facility
Services, Inc. 3,900 88,684
George Weston, Ltd. 20,740 4,032,986
GFL Environmental, Inc. 1,206 60,060
GFL Environmental, Inc. 28,634 1,428,837
Gibson Energy, Inc. 115,125 1,807,762
Gildan Activewear, Inc. 23,037 1,059,538
Gildan Activewear, Inc., ADR 51,209 2,361,759
*GoGold Resources, Inc. 149,996 192,205
#*Gran Tierra Energy, Inc. 17,954 79,177
Great-West Lifeco, Inc. 76,750 2,978,765
*Haivision Systems, Inc. 5,500 16,166
Hammond Manufacturing Co.,
Ltd., Class A 2,600 16,094
Hammond Power Solutions,
Inc. 6,000 398,755
Headwater Exploration, Inc. 191,698 777,173
High Liner Foods, Inc. 7,284 89,330
Hudbay Minerals, Inc., Class A 171,313 1,243,951
Hudbay Minerals, Inc., Class A 189,967 1,381,060
ΩHydro One, Ltd., Class R 38,042 1,460,760
iA Financial Corp., Inc. 72,577 7,036,496
*IAMGOLD Corp. 120,469 852,921
*IAMGOLD Corp. 340,638 2,409,349
IGM Financial, Inc. 36,134 1,146,044
*Illumin Holdings, Inc. 18,300 25,437
*Imperial Metals Corp. 12,540 31,593
#Imperial Oil, Ltd. 615 41,402
Imperial Oil, Ltd., Registered 69,517 4,684,055
Information Services Corp. 5,400 104,302
Innergex Renewable Energy,
Inc. 63,347 622,784
*InPlay Oil Corp. 1,483 7,472
Intact Financial Corp. 28,973 6,421,967
*Interfor Corp. 56,774 545,833
*Ivanhoe Mines, Ltd. 28,877 255,885
ΩJamieson Wellness, Inc. 24,035 555,939
*K92 Mining, Inc., Class B 160,416 1,472,580
K-Bro Linen, Inc. 6,529 165,482
Shares Value†
CANADA — (Continued)
*Kelt Exploration, Ltd. 142,987 $ 578,656
Keyera Corp. 98,910 3,064,040
*Kinaxis, Inc. 4,898 660,076
Kinross Gold Corp. 703,916 10,389,800
Kinross Gold Corp. 290,213 4,275,563
*Knight Therapeutics, Inc. 60,731 267,317
*Kolibri Global Energy, Inc.,
Class R 18,600 125,903
*KP Tissue, Inc. 7,600 43,961
Lassonde Industries, Inc.,
Class A 1,700 255,080
*Laurentian Bank of Canada 38,130 755,257
Leon's Furniture, Ltd. 19,587 326,143
#*Lightspeed Commerce, Inc. 89,328 875,415
#*Lightspeed Commerce, Inc. 6,157 60,130
*<Lightstream Resources, Ltd. 52,634 –
Linamar Corp. 34,961 1,280,444
Loblaw Cos., Ltd. 30,927 5,010,832
*Lucara Diamond Corp. 184,114 46,652
Lundin Gold, Inc. 77,570 3,157,722
Lundin Mining Corp.,
Registered 478,957 3,911,268
MAG Silver Corp. 44 682
Magellan Aerospace Corp. 8,300 81,720
#Magna International, Inc. 80,925 2,806,275
#Magna International, Inc.,
ADR 66,946 2,327,043
Mainstreet Equity Corp. 2,696 363,403
*Major Drilling Group
International, Inc. 55,874 352,727
*Mandalay Resources Corp. 30,208 117,657
Manulife Financial Corp. 38,654 1,182,315
Manulife Financial Corp., ADR 238,432 7,300,788
*Maple Leaf Foods, Inc. 52,494 958,824
Martinrea International, Inc. 60,607 322,056
*Mattr Corp. 40,710 280,576
*MDA Space, Ltd. 63,121 1,229,701
Medical Facilities Corp., Class
B 12,666 133,418
MEG Energy Corp. 176,141 2,466,204
Melcor Developments, Ltd. 6,900 60,393
Methanex Corp. 22,878 715,507
#Methanex Corp., ADR 25,447 796,237
Metro, Inc. 44,429 3,417,170
*Morguard Corp. 1,200 100,766
MTY Food Group, Inc., Class
R 13,819 433,888
Mullen Group, Ltd. 65,752 624,056
National Bank of Canada 171,296 15,015,217
Neo Performance Materials,
Inc., Registered 7,121 57,791
*New Gold, Inc. 522,634 2,077,218
*New Gold, Inc. 68,595 273,008
*NFI Group, Inc. 22,485 188,826
North American Construction
Group, Ltd. 2,192 33,296
North American Construction
Group, Ltd. 19,752 300,291
North West Co., Inc. (The) 38,486 1,540,777

120
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CANADA — (Continued)
Northland Power, Inc. 176,226 $ 2,389,570
Nutrien, Ltd. 157,369 8,977,901
*NuVista Energy, Ltd. 147,994 1,258,908
*Obsidian Energy, Ltd. 60,947 256,587
OceanaGold Corp. 542,427 1,916,342
Open Text Corp. 23,244 628,007
#Open Text Corp., ADR 65,154 1,765,673
*Orezone Gold Corp. 25,500 20,492
*Organigram Global, Inc. 6,221 7,216
#*Orla Mining, Ltd. 128,194 1,408,807
Osisko Gold Royalties, Ltd. 32,442 779,581
*Osisko Gold Royalties, Ltd. 27,695 662,450
Pan American Silver Corp. 92,264 2,318,456
Pan American Silver Corp. 58,719 1,478,544
#Paramount Resources, Ltd.,
Class A 69,472 787,111
Parex Resources, Inc. 81,933 658,406
Parkland Corp. 92,292 2,320,496
Pason Systems, Inc. 41,022 326,085
Pembina Pipeline Corp. 124,426 4,753,073
Pembina Pipeline Corp. 19,252 734,511
Pet Valu Holdings, Ltd. 20,585 426,364
Peyto Exploration &
Development Corp. 281,301 3,514,990
PHX Energy Services Corp. 22,960 125,829
Pine Cliff Energy, Ltd. 18,000 7,167
Pizza Pizza Royalty Corp. 18,574 192,289
Polaris Renewable Energy,
Inc. 14,268 123,643
Pollard Banknote, Ltd. 5,725 84,882
*Precision Drilling Corp. 8,603 358,917
*Precision Drilling Corp. 2,896 120,931
Premium Brands Holdings
Corp. 29,801 1,691,233
*Quarterhill, Inc., Class B 66,428 67,808
Quebecor, Inc., Class B 97,215 2,661,747
#*Questerre Energy Corp.,
Class A 32,700 6,273
RB Global, Inc. 30,326 3,053,828
RB Global, Inc. 5,800 583,359
*Real Matters, Inc. 3,938 17,134
#Restaurant Brands
International, Inc. 48,763 3,140,337
Restaurant Brands
International, Inc. 9,100 585,212
Richelieu Hardware, Ltd. 31,183 736,174
Rogers Communications, Inc.,
Class B 48,677 1,266,525
Rogers Communications, Inc.,
Class B, ADR 39,921 1,041,539
Rogers Sugar, Inc. 73,439 300,391
Royal Bank of Canada 203,471 24,374,391
#Royal Bank of Canada, ADR 132,041 15,829,075
Russel Metals, Inc. 65,207 1,888,279
Sandstorm Gold, Ltd., ADR 160,476 1,396,141
*Sangoma Technologies Corp. 10,300 57,715
Saputo, Inc. 100,054 1,948,492
Savaria Corp. 2,966 37,276
Shares Value†
CANADA — (Continued)
Secure Waste Infrastructure
Corp., Class B 203,265 $ 1,932,143
*Shopify, Inc., Class A 2,285 216,904
*Shopify, Inc., Class A 14,769 1,403,055
Sienna Senior Living, Inc. 52,923 648,654
*Sierra Metals, Inc. 8,500 6,830
*Source Energy Services, Ltd. 6,200 40,756
#South Bow Corp., ADR 37,914 936,097
*Spartan Delta Corp. 11,905 23,270
Ω*Spin Master Corp. 6,738 118,926
Sprott, Inc. 5,270 276,338
*SSR Mining, Inc., Registered 75,626 803,728
Stantec, Inc. 10,670 936,826
Stantec, Inc. 25,508 2,234,466
Stella-Jones, Inc. 42,025 2,056,678
Ω*STEP Energy Services, Ltd. 5,423 15,311
*Steppe Gold, Ltd. 600 365
#StorageVault Canada, Inc.,
Class B 92,255 251,793
Strathcona Resources, Ltd.,
Class R 262 4,672
Sun Life Financial, Inc. 110,464 6,578,131
#Sun Life Financial, Inc. 34,904 2,075,844
Suncor Energy, Inc. 90,906 3,204,382
Suncor Energy, Inc., ADR 332,408 11,730,678
Superior Plus Corp. 151,802 760,493
Supremex, Inc. 9,390 26,172
Surge Energy, Inc. 80,855 273,360
Sylogist, Ltd. 12,000 73,930
*Taiga Building Products, Ltd. 12,900 36,049
Tamarack Valley Energy, Ltd. 416,867 1,077,402
*Taseko Mines, Ltd. 136,980 310,394
#*Taseko Mines, Ltd. 49,779 113,496
TC Energy Corp. 189,572 9,556,325
Teck Resources, Ltd., Class A 212,039 7,207,206
Teck Resources, Ltd., Class B 700 25,024
Teck Resources, Ltd., Class B 31,084 1,054,286
*Telesat Corp. 1,400 21,771
TELUS Corp. 62,596 961,621
*TerrAscend Corp. 9,700 4,354
TerraVest Industries, Inc. 7,259 755,119
TFI International, Inc. 18,276 1,486,387
TFI International, Inc. 23,580 1,913,133
Thomson Reuters Corp. 570 105,858
Thomson Reuters Corp., ADR 7,657 1,424,049
#*Tilray Brands, Inc. 287,000 139,224
TMX Group, Ltd. 53,418 2,160,619
*Torex Gold Resources, Inc.,
Class A 79,248 2,561,662
Toromont Industries, Ltd. 37,819 3,193,519
Toronto-Dominion Bank (The) 112,526 7,176,150
Toronto-Dominion Bank (The),
ADR 106,271 6,777,964
Total Energy Services, Inc. 37,110 238,033
#Tourmaline Oil Corp. 171,090 7,543,170
#TransAlta Corp., Class A 22,193 197,740
TransAlta Corp., Class A 129,918 1,155,934
Transcontinental, Inc., Class A 63,451 863,591
Trican Well Service, Ltd. 261,302 766,143

121
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CANADA — (Continued)
Triple Flag Precious Metals
Corp. 25,881 $ 538,066
*Trisura Group, Ltd., Class B 15,937 436,701
Veren, Inc. 39,091 230,929
#Veren, Inc., ADR 334,681 1,977,965
Vermilion Energy, Inc. 119,247 719,059
Vermilion Energy, Inc. 10,622 63,980
VersaBank 3,028 33,550
VersaBank 4,000 44,277
*VerticalScope Holdings, Inc. 9,300 31,644
*<Victoria Gold Corp. 367 48
*Viemed Healthcare, Inc. 6,272 44,343
*Vitalhub Corp. 10,400 84,703
Wajax Corp. 18,462 235,637
*Wall Financial Corp. 100 906
Waste Connections, Inc. 20,049 3,962,284
*Well Health Technologies
Corp. 183,400 525,783
*Wesdome Gold Mines, Ltd. 121,827 1,495,827
West Fraser Timber Co., Ltd. 31,918 2,358,554
#West Fraser Timber Co., Ltd. 2,369 175,259
Westshore Terminals
Investment Corp. 22,289 410,990
Wheaton Precious Metals
Corp. 2,186 182,169
#Wheaton Precious Metals
Corp. 23,841 1,991,200
Whitecap Resources, Inc. 481,564 2,726,294
*WildBrain, Ltd. 43,806 54,230
Winpak, Ltd., Class A 13,785 426,234
WSP Global, Inc. 22,732 4,021,423
*Yangarra Resources, Ltd. 9,301 5,724
Yellow Pages, Ltd. 5,310 38,903
TOTAL CANADA 608,720,677
CHILE — (0.2%)
Aguas Andinas SA, Class A 1,945,895 711,900
Banco de Chile 1,331,883 193,569
Banco de Chile, Sponsored
ADR 16,978 501,191
Banco de Credito e
Inversiones SA 12,241 479,959
Banco Santander Chile 1,174,867 70,327
Banco Santander Chile,
Sponsored ADR 6,102 146,997
Besalco SA 173,442 133,290
BICECORP SA 731,423 199,495
*CAP SA 36,693 186,839
Cencosud SA 484,501 1,641,329
Cencosud Shopping SA 116,417 243,446
Cia Cervecerias Unidas SA 13,530 102,846
#Cia Cervecerias Unidas SA,
Sponsored ADR 19,543 297,445
*Clinica Las Condes SA 2,277 32,140
Colbun SA 3,312,830 512,611
Embotelladora Andina SA,
Sponsored ADR 6,387 165,423
Empresa Nacional de
Telecomunicaciones SA 131,316 376,205
Shares Value†
CHILE — (Continued)
Empresas CMPC SA 462,234 $ 717,702
Empresas Copec SA 68,610 466,290
Enel Americas SA 2,375,995 230,989
Enel Chile SA 7,059,437 494,539
Enel Chile SA, Sponsored
ADR 18,409 64,432
*Engie Energia Chile SA 257,828 302,198
Falabella SA, Class A 111,209 499,947
Forus SA, Class A 30,338 72,120
Inversiones Aguas
Metropolitanas SA 287,516 258,533
Inversiones La Construccion
SA 24,138 277,922
#Latam Airlines Group SA,
Class A, ADR 3,371 106,018
Molibdenos y Metales SA 1,797 7,328
Multiexport Foods SA 175,108 47,050
Parque Arauco SA 191,754 437,076
PAZ Corp. SA 30,769 16,890
Plaza SA 126,861 295,130
*Ripley Corp. SA, Class A 533,153 244,053
Salfacorp SA 289,316 204,628
Sigdo Koppers SA 95,778 111,019
SMU SA, Class A 1,802,470 349,597
Sociedad Matriz SAAM SA,
Class B 1,873,505 231,384
Sociedad Quimica y Minera de
Chile SA, Class B 972 33,132
Sociedad Quimica y Minera de
Chile SA, Class B, Sponsored
ADR 9,001 307,834
*Socovesa SA 126,028 9,356
SONDA SA 281,055 111,877
Vina Concha y Toro SA 190,306 233,602
TOTAL CHILE 12,125,658
CHINA — (8.1%)
360 Security Technology, Inc.,
Class A 27,800 39,102
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 65,000 135,752
Ω3SBio, Inc., Class A 1,566,000 2,415,227
*5I5J Holding Group Co., Ltd.,
Class A 172,300 74,859
AAC Technologies Holdings,
Inc. 643,000 3,080,384
Accelink Technologies Co.,
Ltd., Class A 21,800 128,015
*ADAMA, Ltd., Class A 42,400 36,085
*Addsino Co., Ltd., Class A 58,500 54,855
Advanced Micro-Fabrication
Equipment, Inc., Class A 1,410 36,497
Advanced Technology &
Materials Co., Ltd., Class A 18,200 28,051
*AECC Aero Science and
Technology Co., Ltd., Class A 11,400 38,542
AECC Aero-Engine Control
Co., Ltd., Class A 13,600 33,433

122
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
AECC Aviation Power Co.,
Ltd., Class A 11,700 $ 52,764
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 32,800 46,179
Aerospace Intelligent
Manufacturing Technology
Co., Ltd., Class A 29,000 68,341
#*Agile Group Holdings, Ltd. 474,000 27,811
Agricultural Bank of China,
Ltd., Class H 5,340,000 3,264,033
Aier Eye Hospital Group Co.,
Ltd., Class H 67,784 120,970
Ω#*AInnovation Technology
Group Co., Ltd. 24,700 12,581
#*Air China, Ltd., Class H 748,000 446,599
Aisino Corp., Class A 60,500 68,542
ΩAK Medical Holdings, Ltd. 218,000 159,114
Ω*Akeso, Inc. 351,000 3,903,923
Alibaba Group Holding, Ltd.,
Class W 1,636,624 24,798,293
#Alibaba Group Holding, Ltd.,
Class W, Sponsored ADR 727 86,826
#*Alibaba Health Information
Technology, Ltd. 368,000 239,174
Ω#A-Living Smart City
Services Co., Ltd., Class A 333,250 129,352
All Winner Technology Co.,
Ltd., Class A 10,010 55,272
Allmed Medical Products Co.,
Ltd., Class A 50,250 55,617
Aluminum Corp. of China, Ltd.,
Class H 2,812,000 1,512,120
*Amlogic Shanghai Co., Ltd.,
Class A 3,374 33,493
Amoy Diagnostics Co., Ltd.,
Class A 18,600 53,244
*<Amrita Global Development,
Ltd. 272,000 21,045
An Hui Wenergy Co., Ltd.,
Class A 57,100 57,546
*ANE Cayman, Inc. 346,000 368,992
*Angang Steel Co., Ltd., Class
H 774,000 146,721
Angel Yeast Co., Ltd., Class A 27,100 131,305
ΩAngelalign Technology, Inc. 15,600 97,868
Anhui Anfu Battery Technology
Co., Ltd., Class A 17,400 63,349
Anhui Anke Biotechnology
Group Co., Ltd., Class H 51,800 58,116
Anhui Conch Cement Co.,
Ltd., Class A 484,000 1,366,861
Anhui Construction
Engineering Group Co., Ltd.,
Class H 76,700 48,510
Anhui Expressway Co., Ltd.,
Class A 184,000 278,087
Shares Value†
CHINA — (Continued)
*Anhui Golden Seed Winery
Co., Ltd., Class A 11,100 $ 15,063
Anhui Guangxin Agrochemical
Co., Ltd., Class A 46,908 69,654
Anhui Gujing Distillery Co.,
Ltd., Class A 3,700 83,628
Anhui Heli Co., Ltd., Class A 42,200 91,906
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 109,600 105,031
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 39,290 101,234
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 50,000 36,985
Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 48,000 240,488
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 132,700 97,611
Anhui Jinhe Industrial Co.,
Ltd., Class A 28,500 97,296
Anhui Kouzi Distillery Co., Ltd.,
Class A 24,900 121,912
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 7,400 5,199
*Anhui Tatfook Technology
Co., Ltd., Class A 41,900 64,234
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 44,100 50,205
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 41,100 47,920
Anhui Yingjia Distillery Co.,
Ltd., Class A 10,200 61,594
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 13,100 35,590
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 95,800 238,802
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 5,019 127,455
Anjoy Foods Group Co., Ltd.,
Class A 9,300 97,562
Anker Innovations Technology
Co., Ltd., Class A 3,250 39,698
ANTA Sports Products, Ltd. 304,800 3,614,113
Anton Oilfield Services Group 1,618,000 200,302
Aoshikang Technology Co.,
Ltd., Class A 20,000 68,306
Aotecar New Energy
Technology Co., Ltd., Class A 154,900 60,697
*Aowei Holdings, Ltd. 59,000 3,728
Apeloa Pharmaceutical Co.,
Ltd., Class A 50,500 95,262
ApicHope Pharmaceutical
Group Co., Ltd., Class A 17,427 95,435
Appotronics Corp., Ltd. 20,615 39,965

123
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
APT Medical, Inc., Class A 1,482 $ 84,789
Arctech Solar Holding Co., Ltd. 9,291 59,656
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 16,600 65,686
Ω#AsiaInfo Technologies, Ltd.,
Class R 188,000 226,675
Asian Star Anchor Chain Co.,
Ltd., Class A 23,000 27,196
*ASR Microelectronics Co.,
Ltd., Class A 9,174 121,202
Asymchem Laboratories
Tianjin Co., Ltd., Class A 3,800 42,842
Aurisco Pharmaceutical Co.,
Ltd., Class A 11,600 33,126
*AustAsia Group, Ltd. 63,848 13,174
Autel Intelligent Technology
Corp., Ltd., Class A 14,934 85,581
Autobio Diagnostics Co., Ltd.,
Class A 14,200 75,186
Avary Holding Shenzhen Co.,
Ltd., Class A 81,800 321,320
AviChina Industry &
Technology Co., Ltd., Class A 1,662,000 762,985
*AVICOPTER PLC, Class A 6,200 30,211
Bafang Electric Suzhou Co.,
Ltd., Class A 9,884 36,447
ΩBAIC Motor Corp., Ltd.,
Class H 1,513,000 372,655
*Baidu, Inc. 185,450 2,067,411
Baiyin Nonferrous Group Co.,
Ltd., Class A 253,800 94,566
Bank of Beijing Co., Ltd.,
Class A 263,910 217,712
Bank of Changsha Co., Ltd.,
Class A 339,600 422,562
Bank of Chengdu Co., Ltd.,
Class H 123,900 289,257
Bank of China, Ltd., Class H 11,105,800 6,215,479
Bank of Chongqing Co., Ltd.,
Class H 398,500 387,981
Bank of Communications Co.,
Ltd., Class H 1,153,695 1,011,661
*Bank of Gansu Co., Ltd.,
Class H 329,000 9,800
Bank of Guiyang Co., Ltd.,
Class A 121,640 96,500
Bank of Hangzhou Co., Ltd.,
Class A 191,915 387,883
Bank of Jiangsu Co., Ltd.,
Class A 325,700 454,973
Bank of Nanjing Co., Ltd.,
Class A 159,100 227,936
Bank of Ningbo Co., Ltd.,
Class H 117,200 385,123
Bank of Shanghai Co., Ltd.,
Class A 182,221 260,058
Bank of Suzhou Co., Ltd.,
Class A 336,060 371,490
Shares Value†
CHINA — (Continued)
*Baoding Tianwei Baobian
Electric Co., Ltd. 21,244 $ 21,906
Baoshan Iron & Steel Co., Ltd.,
Class A 214,884 202,085
Baowu Magnesium
Technology Co., Ltd., Class A 19,040 31,309
Baoxiniao Holding Co., Ltd.,
Class H 99,200 52,101
*Baoye Group Co., Ltd., Class
H 87,040 50,060
*Baozun, Inc., Class A 24,500 20,504
*Baozun, Inc., Class A,
Sponsored ADR 20,679 53,972
BBMG Corp., Class H 750,000 67,701
*BE Friends Holding, Ltd.,
Class A 456,000 47,630
Bear Electric Appliance Co.,
Ltd., Class A 10,200 63,529
Befar Group Co., Ltd., Class A 124,400 69,784
Beibuwan Port Co., Ltd., Class
A 109,800 127,566
*BeiGene, Ltd. 15,200 309,696
*BeiGene, Ltd., Class A,
Sponsored ADR 1,264 328,400
Beijing Aerospace Shenzhou
Intelligent Equipment
Technology Co., Ltd., Class A 13,900 23,125
Beijing BDStar Navigation Co.,
Ltd., Class A 12,600 44,262
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 7,500 27,007
*Beijing Capital Development
Co., Ltd., Class A 125,000 40,732
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class H 273,200 118,698
*Beijing Capital International
Airport Co., Ltd., Class A 1,642,000 592,879
Beijing Career International
Co., Ltd., Class A 6,700 30,860
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class A 31,000 37,297
Beijing CTJ Information
Technology Co., Ltd., Class A 5,000 15,901
*Beijing Cuiwei Tower Co.,
Ltd., Class A 26,300 30,483
Beijing Dabeinong Technology
Group Co., Ltd., Class A 94,800 53,179
Beijing Dahao Technology
Corp., Ltd., Class A 12,500 22,789
Beijing Easpring Material
Technology Co., Ltd., Class A 24,400 127,046
Beijing eGOVA Co., Ltd.,
Class A 11,300 25,231
*Beijing Energy International
Holding Co., Ltd., Class A 380,600 49,571
Beijing Enlight Media Co., Ltd.,
Class A 26,500 70,247
Beijing Enterprises Holdings,
Ltd. 403,500 1,639,038

124
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Beijing Enterprises Water
Group, Ltd. 3,153,000 $ 996,151
*Beijing Fengjing Automotive
Parts Co., Ltd., Class A 184,700 91,167
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 69,700 51,749
*Beijing Haixin Energy
Technology Co., Ltd., Class A 165,454 66,198
Beijing Haohua Energy
Resource Co., Ltd., Class A 86,600 85,967
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 1,527 30,480
*Beijing Jetsen Technology
Co., Ltd., Class H 176,700 128,519
Beijing Jingneng Clean Energy
Co., Ltd., Class A 714,000 220,055
Beijing Jingyuntong
Technology Co., Ltd., Class A 141,000 46,139
Beijing Kingsoft Office
Software, Inc., Class A 558 22,494
*Beijing Leike Defense
Technology Co., Ltd., Class A 31,200 18,446
Beijing New Building Materials
PLC, Class H 28,200 108,640
Beijing North Star Co., Ltd.,
Class A 518,000 46,091
Beijing Oriental Jicheng Co.,
Ltd., Class A 5,100 18,610
Beijing Originwater Technology
Co., Ltd., Class A 125,616 76,511
Beijing Relpow Technology
Co., Ltd., Class A 15,200 29,363
Beijing Roborock Technology
Co., Ltd., Class A 2,527 67,223
Beijing Sanyuan Foods Co.,
Ltd., Class A 81,600 48,916
Beijing Shiji Information
Technology Co., Ltd., Class A 28,818 33,005
Beijing Shougang Co., Ltd.,
Class A 125,900 62,490
*Beijing Shunxin Agriculture
Co., Ltd., Class A 23,300 51,032
*Beijing Sifang Automation
Co., Ltd., Class A 14,100 33,480
Beijing Sinnet Technology Co.,
Ltd., Class H 36,376 72,120
*Beijing Sinohytec Co., Ltd.,
Class A 6,800 19,905
Beijing SL Pharmaceutical Co.,
Ltd., Class A 40,700 35,982
*Beijing Sojo Electric Co., Ltd.,
Class A 25,000 21,827
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 94,600 46,044
Beijing Strong Biotechnologies,
Inc., Class A 38,100 73,338
Beijing SuperMap Software
Co., Ltd., Class A 13,900 26,488
Shares Value†
CHINA — (Continued)
*Beijing Teamsun Technology
Co., Ltd., Class A 24,500 $ 30,620
*Beijing Thunisoft Corp., Ltd.,
Class A 70,200 76,829
Beijing Tiantan Biological
Products Corp., Ltd., Class A 18,960 49,764
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd.,
Class A 148,000 160,888
Beijing Tong Ren Tang Co.,
Ltd., Class A 11,400 57,132
Beijing Ultrapower Software
Co., Ltd., Class H 58,000 87,321
Beijing United Information
Technology Co., Ltd., Class A 46,600 151,335
*Beijing VRV Software Corp.,
Ltd., Class A 38,400 24,392
*Beijing Watertek Information
Technology Co., Ltd., Class A 95,200 47,775
Beijing Yanjing Brewery Co.,
Ltd., Class A 107,755 192,451
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 12,300 88,125
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 37,005 53,423
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 438,500 350,284
*Beiqi Foton Motor Co., Ltd.,
Class A 471,400 169,811
*Bengang Steel Plates Co.,
Ltd., Class A 84,200 43,297
Best Pacific International
Holdings, Ltd., Class A 96,000 29,959
Bestore Co., Ltd., Class A 58,700 95,315
*Bestway Marine & Energy
Technology Co., Ltd., Class R 42,900 34,682
Bethel Automotive Safety
Systems Co., Ltd., Class A 10,080 79,856
Betta Pharmaceuticals Co.,
Ltd., Class A 5,800 40,319
Beyondsoft Corp., Class A 15,000 27,120
BGI Genomics Co., Ltd., Class
A 10,400 69,022
Biem.L.Fdlkk Garment Co.,
Ltd., Class Z 45,400 102,870
*Bilibili, Inc., Class Z 79,200 1,396,139
*Binhai Investment Co., Ltd. 268,063 36,988
Binjiang Service Group Co.,
Ltd. 49,500 171,070
Black Peony Group Co., Ltd.,
Class A 32,200 23,066
Bloomage Biotechnology
Corp., Ltd., Class A 2,394 16,076
ΩBlue Moon Group Holdings,
Ltd., Class A 290,500 143,102
*Blue Sail Medical Co., Ltd.,
Class A 56,900 39,507

125
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 77,000 $ 90,623
Bluestar Adisseo Co., Class A 18,100 23,915
ΩBOC Aviation, Ltd., Class A 169,700 1,274,714
BOC International China Co.,
Ltd., Class A 33,400 45,325
*BOE HC SemiTek Corp.,
Class A 63,600 57,801
BOE Technology Group Co.,
Ltd., Class A 743,700 392,648
BOE Varitronix, Ltd., Class A 147,000 103,312
*Bohai Leasing Co., Ltd.,
Class A 324,600 141,030
Bomin Electronics Co., Ltd. 41,200 42,428
Bosideng International
Holdings, Ltd. 3,038,000 1,574,885
Bright Dairy & Food Co., Ltd.,
Class A 76,100 86,425
BrightGene Bio-Medical
Technology Co., Ltd., Class A 4,996 33,363
Broadex Technologies Co.,
Ltd., Class A 6,900 43,402
Bros Eastern Co., Ltd., Class A 60,700 41,311
B-Soft Co., Ltd., Class A 78,600 61,599
BTG Hotels Group Co., Ltd.,
Class A 69,200 136,246
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 26,700 36,086
BYD Co., Ltd. 145,500 6,945,994
BYD Electronic International
Co., Ltd., Class A 650,000 2,707,390
By-health Co., Ltd., Class A 53,100 80,236
*C&D International Investment
Group, Ltd., Class A 366,026 765,593
C&D Property Management
Group Co., Ltd. 387,000 126,759
C&S Paper Co., Ltd., Class A 42,100 38,203
Caitong Securities Co., Ltd.,
Class A 64,370 64,519
Ω*CALB Group Co., Ltd. 11,600 24,532
Camel Group Co., Ltd., Class
A 53,200 61,369
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 103,500 49,095
Canmax Technologies Co.,
Ltd., Class A 22,470 55,177
Canvest Environmental
Protection Group Co., Ltd. 218,000 133,813
*Capital Environment Holdings,
Ltd. 2,440,000 23,913
Castech, Inc., Class A 15,840 75,310
Cathay Biotech, Inc. 4,647 33,211
CCCC Design & Consulting
Group Co., Ltd., Class A 32,400 34,747
CCS Supply Chain
Management Co., Ltd., Class
A 75,100 44,090
Shares Value†
CHINA — (Continued)
CECEP Solar Energy Co.,
Ltd., Class A 161,000 $ 95,406
CECEP Wind-Power Corp.,
Class A 311,420 122,886
Central China New Life, Ltd.,
Class H 207,000 35,769
Central China Securities Co.,
Ltd., Class H 608,000 112,118
*CETC Chips Technology,
Inc., Class A 12,800 21,119
CETC Cyberspace Security
Technology Co., Ltd., Class A 9,800 20,306
CETC Digital Technology Co.,
Ltd., Class A 12,390 41,038
CETC Potevio
Science&Technology Co., Ltd.,
Class A 11,200 31,660
CGN Mining Co., Ltd. 420,000 77,991
#CGN New Energy Holdings
Co., Ltd., Class A 1,080,000 317,536
*CGN Nuclear Technology
Development Co., Ltd., Class
H 43,000 41,326
ΩCGN Power Co., Ltd., Class
F 1,349,000 429,679
Changchun Faway Automobile
Components Co., Ltd., Class A 49,700 64,301
*Changchun High-Tech
Industry Group Co., Ltd., Class
A 11,300 136,566
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 88,100 38,519
Changjiang Securities Co.,
Ltd., Class A 47,600 42,016
*ChangYuan Technology
Group, Ltd., Class A 67,200 31,784
Changzheng Engineering
Technology Co., Ltd., Class A 14,200 32,702
Changzhou Qianhong
Biopharma Co., Ltd., Class A 51,100 42,717
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 4,000 72,925
Chaowei Power Holdings, Ltd.,
Class A 330,000 56,598
Chaozhou Three-Circle Group
Co., Ltd., Class A 5,500 25,945
*Chen Lin Education Group
Holdings, Ltd. 166,000 29,113
Cheng De Lolo Co., Ltd.,
Class A 51,300 66,089
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 16,970 30,659
Chengdu Galaxy Magnets Co.,
Ltd., Class A 9,400 31,716
Chengdu Hongqi Chain Co.,
Ltd., Class A 129,400 101,411

126
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 41,900 $ 160,786
Chengdu Kanghua Biological
Products Co., Ltd., Class A 10,075 69,732
Chengdu Leejun Industrial Co.,
Ltd., Class A 22,800 20,533
Chengdu Wintrue Holding Co.,
Ltd., Class A 92,300 105,711
Chengdu Xingrong
Environment Co., Ltd., Class A 91,800 89,488
Chengtun Mining Group Co.,
Ltd., Class A 208,800 154,737
Chenguang Biotech Group
Co., Ltd., Class A 25,009 37,102
*Chengxin Lithium Group Co.,
Ltd., Class A 45,100 69,512
Chengzhi Co., Ltd., Class A 93,700 97,266
Chervon Holdings, Ltd. 49,900 83,652
Chifeng Jilong Gold Mining
Co., Ltd., Class A 44,800 161,813
*China Aerospace International
Holdings, Ltd. 982,000 48,754
China Aircraft Leasing Group
Holdings, Ltd. 101,000 53,660
China Animal Husbandry
Industry Co., Ltd., Class A 23,800 21,826
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 42,400 110,588
China Baoan Group Co., Ltd.,
Class A 36,400 38,736
Ω*China Bohai Bank Co., Ltd.,
Class A 1,032,000 121,103
*China Boton Group Co., Ltd. 146,000 30,312
China CAMC Engineering Co.,
Ltd., Class A 81,400 88,751
#China Chunlai Education
Group Co., Ltd., Class H 109,000 59,176
#China Cinda Asset
Management Co., Ltd., Class
H 7,730,000 986,847
China CITIC Bank Corp., Ltd.,
Class H 2,279,000 1,801,523
#China Coal Energy Co., Ltd.,
Class A 1,596,000 1,648,544
China Coal Xinji Energy Co.,
Ltd., Class H 141,700 130,338
China Communications
Services Corp., Ltd., Class H 1,572,000 820,999
China Conch Environment
Protection Holdings, Ltd. 708,500 49,337
China Conch Venture
Holdings, Ltd., Class H 1,098,500 1,131,832
China Construction Bank
Corp., Class H 19,690,200 16,199,656
China CSSC Holdings, Ltd.,
Class A 26,300 105,877
China CYTS Tours Holding
Co., Ltd., Class H 54,200 72,359
Shares Value†
CHINA — (Continued)
China Datang Corp Renewable
Power Co., Ltd., Class A 1,125,000 $ 314,809
*China Daye Non-Ferrous
Metals Mining, Ltd., Class A 3,026,163 17,170
China Design Group Co., Ltd.,
Class A 54,500 55,975
#*<China Dili Group 715,600 11,424
Ω#China East Education
Holdings, Ltd., Class H 384,000 291,663
*China Eastern Airlines Corp.,
Ltd., Class H 810,000 242,330
*China Education Group
Holdings, Ltd., Class H 915,901 288,186
China Electronics Huada
Technology Co., Ltd., Class H 692,000 124,038
China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 664,000 16,697
China Energy Engineering
Corp., Ltd., Class A 1,934,000 246,903
China Energy Engineering
Corp., Ltd., Class H 440,709 133,306
China Everbright Bank Co.,
Ltd., Class H 572,000 248,577
China Everbright Environment
Group, Ltd., Class A 1,337,074 618,992
ΩChina Everbright Greentech,
Ltd. 447,000 40,926
China Everbright Water, Ltd. 129,348 22,785
*China Express Airlines Co.,
Ltd., Class A 84,800 84,879
ΩChina Feihe, Ltd., Class A 2,877,000 2,181,485
China Film Co., Ltd., Class A 40,800 57,162
*China First Heavy Industries
Co., Ltd., Class A 70,800 25,115
China Foods, Ltd., Class H 702,000 280,630
China Galaxy Securities Co.,
Ltd., Class H 1,481,000 1,344,506
*China Gas Holdings, Ltd. 2,273,923 2,058,486
*China Glass Holdings, Ltd. 374,000 11,478
China Gold International
Resources Corp., Ltd. 120,535 751,326
China Gold International
Resources Corp., Ltd., Class A 286,600 1,809,105
China Great Wall Securities
Co., Ltd., Class A 46,700 49,633
*China Greatwall Technology
Group Co., Ltd., Class A 35,300 71,200
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 33,500 39,473
China Haisum Engineering
Co., Ltd. 19,500 25,685
China Hanking Holdings, Ltd.,
Class A 433,000 61,421
China Harmony Auto Holding,
Ltd., Class A 380,000 31,362
*China High Speed Railway
Technology Co., Ltd., Class A 129,000 47,711

127
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
#*China High Speed
Transmission Equipment
Group Co., Ltd. 216,000 $ 23,119
China Hongqiao Group, Ltd.,
Class H 2,368,000 4,262,870
ΩChina International Capital
Corp., Ltd., Class H 426,000 732,825
China International Marine
Containers Group Co., Ltd.,
Class A 361,680 228,536
China Isotope & Radiation
Corp. 30,000 43,561
*China Jinmao Holdings
Group, Ltd., Class A 4,381,967 649,833
China Jushi Co., Ltd., Class A 160,700 259,172
China Kepei Education Group,
Ltd., Class A 260,000 44,257
China Kings Resources Group
Co., Ltd., Class A 20,580 64,599
China Leadshine Technology
Co., Ltd., Class A 9,100 59,768
China Lesso Group Holdings,
Ltd., Class H 848,000 451,628
China Life Insurance Co., Ltd.,
Class H 478,000 875,289
China Lilang, Ltd. 348,000 167,836
Ω*China Literature, Ltd., Class
H 243,400 845,891
China Longyuan Power Group
Corp., Ltd., Class H 887,000 702,307
*<China Lumena New
Materials Corp. 18,800 –
*China Maple Leaf Educational
Systems, Ltd. 896,000 40,440
China Medical System
Holdings, Ltd., Class A 790,000 845,552
China Meheco Group Co.,
Ltd., Class A 56,560 78,854
#China Meidong Auto
Holdings, Ltd. 408,000 108,909
China Mengniu Dairy Co., Ltd.,
Class H 1,733,000 4,339,931
China Merchants Bank Co.,
Ltd., Class A 1,099,701 6,019,873
China Merchants Energy
Shipping Co., Ltd., Class A 256,560 206,357
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 33,800 59,624
China Merchants Port Holdings
Co., Ltd., Class A 1,140,443 1,855,957
China Merchants Property
Operation & Service Co., Ltd.,
Class H 38,800 62,896
ΩChina Merchants Securities
Co., Ltd., Class A 129,760 197,116
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 99,600 125,301
Shares Value†
CHINA — (Continued)
*<China Metal Recycling
Holdings, Ltd. 89,400 $ –
China Minsheng Banking
Corp., Ltd., Class H 742,620 348,580
China Modern Dairy Holdings,
Ltd. 1,916,000 252,017
China National Accord
Medicines Corp., Ltd., Class H 46,080 155,349
China National Building
Material Co., Ltd., Class A 1,880,747 914,338
China National Chemical
Engineering Co., Ltd., Class A 37,800 39,239
China National Electric
Apparatus Research Institute
Co., Ltd., Class A 15,905 52,439
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 70,300 79,548
China National Medicines
Corp., Ltd., Class A 12,600 50,222
China National Nuclear Power
Co., Ltd., Class A 375,301 476,273
ΩChina New Higher Education
Group, Ltd., Class A 770,761 83,490
*China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 55,300 35,127
China Nonferrous Mining
Corp., Ltd., Class A 1,110,000 735,734
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class H 7,600 24,336
*China Oil & Gas Group, Ltd.,
Class H 1,984,000 36,074
China Oilfield Services, Ltd.,
Class H 1,320,000 1,033,232
China Overseas Grand
Oceans Group, Ltd. 1,018,562 225,918
China Overseas Land &
Investment, Ltd., Class H 2,005,827 3,574,675
China Overseas Property
Holdings, Ltd., Class H 859,275 597,250
China Pacific Insurance Group
Co., Ltd., Class H 1,052,400 2,863,507
China Petroleum & Chemical
Corp., Class A 6,809,400 3,486,056
China Petroleum Engineering
Corp., Class A 21,000 8,835
#China Power International
Development, Ltd., Class A 1,993,333 783,997
*<China Properties Group, Ltd. 173,000 –
China Publishing & Media Co.,
Ltd., Class H 61,300 53,435
#China Qinfa Group, Ltd.,
Class H 258,000 36,264
China Railway Group, Ltd.,
Class A 1,335,000 574,993
China Railway Hi-tech Industry
Co., Ltd., Class A 78,000 78,287

128
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
China Railway Materials Co.,
Ltd., Class H 76,800 $ 26,398
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class A 482,000 193,926
China Railway Tielong
Container Logistics Co., Ltd.,
Class H 55,800 43,193
China Rare Earth Resources
And Technology Co., Ltd.,
Class H 5,800 24,896
China Reinsurance Group
Corp., Class H 3,218,000 373,477
China Resource and
Environment Co., Ltd. 34,000 20,709
China Resources Beer
Holdings Co., Ltd., Class A 1,132,962 4,003,141
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 10,700 39,059
China Resources Building
Materials Technology
Holdings, Ltd., Class A 1,010,000 213,600
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 69,900 181,256
China Resources Gas Group,
Ltd. 597,200 1,671,147
China Resources Land, Ltd. 1,367,944 4,630,550
#China Resources Medical
Holdings Co., Ltd., Class A 717,500 338,640
China Resources
Microelectronics, Ltd., Class A 4,922 31,177
ΩChina Resources Mixc
Lifestyle Services, Ltd., Class
H 336,600 1,619,041
ΩChina Resources
Pharmaceutical Group, Ltd. 1,230,000 777,206
China Resources Power
Holdings Co., Ltd., Class A 600,678 1,451,598
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 32,795 185,411
#China Risun Group, Ltd. 1,026,000 332,090
#*China Ruyi Holdings, Ltd. 2,780,000 731,324
*China Sanjiang Fine
Chemicals Co., Ltd., Class A 500,000 115,414
*China Shanshui Cement
Group, Ltd. 234,000 16,596
ΩChina Shengmu Organic
Milk, Ltd., Class H 1,157,000 26,110
China Shenhua Energy Co.,
Ltd., Class A 1,011,616 3,809,198
*China Southern Airlines Co.,
Ltd., Class A 802,000 330,948
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 32,200 19,037
China Southern Power Grid
Technology Co., Ltd., Class A 4,105 16,193
Shares Value†
CHINA — (Continued)
China State Construction
Development Holdings, Ltd.,
Class A 522,000 $ 110,395
China State Construction
Engineering Corp., Ltd., Class
A 375,200 284,242
China State Construction
International Holdings, Ltd. 1,510,000 2,223,709
*China Sunshine Paper
Holdings Co., Ltd., Class H 503,000 125,836
#China Suntien Green Energy
Corp., Ltd., Class H 818,000 437,760
China Taiping Insurance
Holdings Co., Ltd., Class A 1,187,106 1,647,164
China Testing & Certification
International Group Co., Ltd.,
Class A 27,000 22,979
China Tianying, Inc., Class H 142,100 82,448
#China Tobacco International
HK Co., Ltd., Class H 152,000 490,025
Ω#China Tourism Group Duty
Free Corp., Ltd., Class A 33,600 228,991
Ω*China Tower Corp., Ltd.,
Class A 2,838,500 4,114,246
#*China Traditional Chinese
Medicine Holdings Co., Ltd.,
Class A 3,302,000 860,129
China TransInfo Technology
Co., Ltd., Class A 65,700 82,563
China Travel International
Investment Hong Kong, Ltd.,
Class A 1,702,000 221,675
China Tungsten And Hightech
Materials Co., Ltd., Class H 37,920 49,790
#*China Vanke Co., Ltd.,
Class A 885,110 610,641
#China Water Affairs Group,
Ltd., Class A 310,000 238,655
China West Construction
Group Co., Ltd., Class A 32,500 25,381
China World Trade Center Co.,
Ltd., Class A 19,000 56,949
China XD Electric Co., Ltd.,
Class A 62,400 53,278
China XLX Fertiliser, Ltd.,
Class A 583,000 335,304
China Yangtze Power Co.,
Ltd., Class A 138,000 559,726
China Yongda Automobiles
Services Holdings, Ltd. 915,500 292,782
Ω*China Youran Dairy Group,
Ltd., Class A 1,140,000 348,408
Ω*China Yuhua Education
Corp., Ltd., Class A 1,200,000 46,423
China Zhenhua Group Science
& Technology Co., Ltd., Class
H 12,300 86,451
China Zheshang Bank Co.,
Ltd., Class A 977,000 330,089

129
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
*China Zhonghua
Geotechnical Engineering
Group Co., Ltd., Class A 85,300 $ 35,653
*<China Zhongwang Holdings,
Ltd. 878,400 –
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 15,100 15,156
Chinasoft International, Ltd. 1,942,000 1,239,622
Chongqing Brewery Co., Ltd.,
Class A 6,900 54,806
Chongqing Changan
Automobile Co., Ltd., Class A 120,800 203,459
Chongqing Chuanyi
Automation Co., Ltd., Class A 30,210 84,650
Chongqing Department Store
Co., Ltd., Class A 25,600 111,753
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 121,867 158,676
Chongqing Fuling Zhacai
Group Co., Ltd., Class H 26,050 46,955
Chongqing Gas Group Corp.,
Ltd., Class H 47,100 35,358
Chongqing Machinery &
Electric Co., Ltd., Class A 505,925 60,022
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 10,900 21,161
Chongqing Port Co., Ltd.,
Class A 61,800 45,204
Chongqing Road & Bridge Co.,
Ltd., Class H 155,200 113,308
Chongqing Rural Commercial
Bank Co., Ltd., Class A 1,249,000 958,329
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 177,000 199,554
Chongqing Taiji Industry Group
Co., Ltd., Class A 21,700 61,431
Chongqing Zhifei Biological
Products Co., Ltd., Class A 30,000 77,710
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,800 34,135
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 34,300 31,267
Chow Tai Fook Jewellery
Group, Ltd., Class A 847,000 1,133,746
Chow Tai Seng Jewellery Co.,
Ltd., Class A 50,700 90,829
CIG Shanghai Co., Ltd. 22,800 105,925
CIMC Enric Holdings, Ltd. 486,000 381,670
*Cinda Real Estate Co., Ltd.,
Class A 81,400 47,453
Cisen Pharmaceutical Co.,
Ltd., Class A 22,400 41,331
*CITIC Heavy Industries Co.,
Ltd., Class H 92,300 55,457
CITIC Press Corp., Class H 2,600 10,742
Shares Value†
CHINA — (Continued)
CITIC Securities Co., Ltd.,
Class H 274,225 $ 681,080
CITIC, Ltd. 1,079,000 1,317,669
City Development Environment
Co., Ltd., Class A 48,500 89,689
#*Citychamp Watch &
Jewellery Group, Ltd. 726,000 43,066
*ClouDr Group, Ltd. 81,300 11,427
#*CMGE Technology Group,
Ltd., Class H 848,000 36,633
CMOC Group, Ltd., Class A 2,025,000 1,592,905
CMST Development Co., Ltd.,
Class A 128,400 103,981
CNGR Advanced Material Co.,
Ltd., Class A 10,226 44,373
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 102,900 57,723
CNOOC Energy Technology &
Services, Ltd., Class A 210,200 114,736
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 87,610 84,440
*COFCO Biotechnology Co.,
Ltd., Class A 105,100 79,043
COFCO Capital Holdings Co.,
Ltd., Class A 3,800 6,212
*COFCO Joycome Foods,
Ltd., Class A 1,897,000 357,154
COFCO Sugar Holding Co.,
Ltd., Class A 79,000 100,906
Cofoe Medical Technology
Co., Ltd., Class A 6,200 28,557
*COL Group Co., Ltd., Class A 5,700 17,022
*Comba Telecom Systems
Holdings, Ltd. 1,086,000 204,464
Concord New Energy Group,
Ltd. 4,830,000 292,739
Contemporary Amperex
Technology Co., Ltd., Class A 43,320 1,378,840
Continental Aerospace
Technologies Holding, Ltd. 1,307,948 18,216
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
A 709,752 563,796
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 160,100 129,212
COSCO SHIPPING
Technology Co., Ltd. 11,400 22,257
CQ Pharmaceutical Holding
Co., Ltd., Class A 88,900 59,404
CRRC Corp., Ltd., Class A 588,000 362,443
Crystal Clear Electronic
Material Co., Ltd., Class A 22,300 26,491
Ω#CSC Financial Co., Ltd.,
Class A 72,500 82,086
CSG Holding Co., Ltd., Class
A 138,100 90,001

130
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
*CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 49,528 $ 285,393
CSPC Pharmaceutical Group,
Ltd., Class A 6,590,080 5,209,381
CSSC Science & Technology
Co., Ltd., Class A 22,800 36,614
CTS International Logistics
Corp., Ltd., Class A 86,800 73,037
Cybrid Technologies, Inc. 39,500 50,344
Daan Gene Co., Ltd., Class A 90,760 70,255
*Dada Nexus, Ltd., ADR 1,380 2,636
Dajin Heavy Industry Co., Ltd.,
Class A 6,500 24,648
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 131,000 107,708
#Dalipal Holdings, Ltd. 302,000 322,068
Daqin Railway Co., Ltd., Class
A 149,200 133,134
Dashang Co., Ltd., Class A 31,240 107,509
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 32,758 85,214
Datang International Power
Generation Co., Ltd., Class H 1,410,000 336,377
Dawnrays Pharmaceutical
Holdings, Ltd. 450,000 67,314
DBG Technology Co., Ltd.,
Class A 33,100 112,318
DeHua TB New Decoration
Materials Co., Ltd., Class A 61,400 87,121
Deppon Logistics Co., Ltd.,
Class A 30,200 53,771
*Dezhan Healthcare Co., Ltd. 128,900 52,636
DHC Software Co., Ltd., Class
F 84,300 113,587
Dian Diagnostics Group Co.,
Ltd., Class A 18,600 35,879
Digital China Group Co., Ltd.,
Class A 22,270 124,773
Digital China Information
Service Group Co., Ltd., Class
A 34,100 50,166
Do-Fluoride New Materials
Co., Ltd., Class A 32,437 51,823
Dong-E-E-Jiao Co., Ltd., Class
H 16,500 123,435
Dongfang Electric Corp., Ltd.,
Class A 140,000 191,368
Dongfang Electronics Co.,
Ltd., Class A 39,200 51,417
DongFeng Automobile Co.,
Ltd., Class A 32,400 31,272
Dongfeng Electronic
Technology Co., Ltd., Class A 50,400 92,163
Dongguan Aohai Technology
Co., Ltd., Class A 10,300 52,511
Dongguan Development
Holdings Co., Ltd., Class A 77,600 109,680
Dongguan Yutong Optical
Technology Co., Ltd. 6,800 20,054
Shares Value†
CHINA — (Continued)
Donghua Testing Technology
Co., Ltd., Class H 4,200 $ 23,653
Dongxing Securities Co., Ltd.,
Class A 94,000 129,888
Dongyue Group, Ltd. 1,112,000 1,314,950
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 280,000 158,149
East Money Information Co.,
Ltd., Class A 89,853 254,121
Eastcompeace Technology
Co., Ltd., Class A 15,700 21,133
Easyhome New Retail Group
Co., Ltd., Class A 228,400 103,944
#E-Commodities Holdings, Ltd. 1,008,000 106,588
Edan Instruments, Inc., Class
A 16,200 26,015
Edifier Technology Co., Ltd.,
Class A 33,800 60,460
*Edvantage Group Holdings,
Ltd. 313,989 56,686
EEKA Fashion Holdings, Ltd. 193,000 186,661
Electric Connector Technology
Co., Ltd., Class A 11,400 74,890
*<Elion Energy Co., Ltd., Class
A 260,800 10,399
ENN Energy Holdings, Ltd.,
Class A 324,100 2,572,421
ENN Natural Gas Co., Ltd.,
Class A 63,900 173,605
Eoptolink Technology, Inc.,
Ltd., Class A 15,960 197,031
Era Co., Ltd., Class A 62,500 34,201
Essex Bio-technology, Ltd. 157,000 90,701
Eternal Asia Supply Chain
Management, Ltd., Class A 182,900 122,466
EVA Precision Industrial
Holdings, Ltd., Class A 916,000 87,410
Eve Energy Co., Ltd., Class A 12,200 68,907
Ever Sunshine Services
Group, Ltd. 490,000 120,056
ΩEverbright Securities Co.,
Ltd., Class H 57,800 50,386
Ω#*Everest Medicines, Ltd. 104,500 663,678
Eyebright Medical Technology
Beijing Co., Ltd. 3,654 39,704
Fangda Carbon New Material
Co., Ltd., Class A 126,471 80,335
Fangda Special Steel
Technology Co., Ltd., Class A 163,900 100,280
Far East Smarter Energy Co.,
Ltd., Class A 35,700 23,511
*Farasis Energy Gan Zhou
Co., Ltd. 43,735 73,240
FAW Jiefang Group Co., Ltd.,
Class A 16,300 16,136
FAWER Automotive Parts Co.,
Ltd., Class A 60,262 48,636
Feilong Auto Components Co.,
Ltd. 17,800 37,175

131
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
FESCO Group Co., Ltd., Class
A 32,100 $ 93,256
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 25,400 74,595
*Fibocom Wireless, Inc., Class
A 23,720 82,902
*FIH Mobile, Ltd. 2,026,000 195,946
*Financial Street Holdings Co.,
Ltd., Class A 188,500 71,531
First Capital Securities Co.,
Ltd., Class A 51,300 47,821
#Flat Glass Group Co., Ltd.,
Class H 203,000 229,840
Focus Media Information
Technology Co., Ltd., Class A 113,188 112,049
*Focused Photonics
Hangzhou, Inc., Class A 9,100 26,024
Focuslight Technologies, Inc.,
Class A 2,485 22,089
Foryou Corp., Class A 16,100 68,998
Foshan Electrical and Lighting
Co., Ltd., Class A 48,600 40,360
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 34,100 196,540
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 24,000 28,246
*Foshan Yowant Technology
Co., Ltd. 49,300 39,585
Fosun International, Ltd.,
Class A 244,392 127,007
Founder Securities Co., Ltd.,
Class A 78,800 80,716
Foxconn Industrial Internet
Co., Ltd., Class A 204,100 506,798
Fu Shou Yuan International
Group, Ltd., Class A 932,000 423,052
Fufeng Group, Ltd., Class A 1,360,600 1,138,702
Fujian Apex Software Co.,
Ltd., Class A 6,186 35,764
Fujian Boss Software
Development Co., Ltd., Class
A 22,100 45,761
Fujian Funeng Co., Ltd., Class
A 98,670 129,965
Fujian Longking Co., Ltd.,
Class A 41,900 66,596
Fujian Qingshan Paper
Industry Co., Ltd., Class A 234,900 68,792
*Fujian Snowman Group Co.,
Ltd., Class A 24,400 25,496
Fujian Star-net Communication
Co., Ltd., Class A 21,700 57,672
Fujian Sunner Development
Co., Ltd., Class A 58,400 128,793
Fujian Tianma Science &
Technology Group Co., Ltd. 12,000 21,432
Fujian Yuanli Active Carbon
Co., Ltd. 17,600 35,136
Shares Value†
CHINA — (Continued)
*Fulin Precision Co., Ltd.,
Class A 33,400 $ 91,844
Fushun Special Steel Co., Ltd.,
Class H 90,100 61,816
ΩFuyao Glass Industry Group
Co., Ltd., Class A 291,600 2,062,525
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 4,400 28,851
Ω#Ganfeng Lithium Group
Co., Ltd., Class A 146,840 358,641
Gansu Energy Chemical Co.,
Ltd., Class A 414,300 133,862
*Gansu Jiu Steel Group
Hongxing Iron & Steel Co.,
Ltd., Class A 26,800 5,048
Gansu Shangfeng Cement
Co., Ltd., Class A 37,400 45,148
Gansu Yasheng Industrial
Group Co., Ltd., Class A 94,000 36,575
Gaona Aero Material Co., Ltd.,
Class A 28,120 57,336
Gaush Meditech, Ltd., Class A 6,500 4,811
G-bits Network Technology
Xiamen Co., Ltd., Class A 2,200 72,293
GCL Energy Technology Co.,
Ltd., Class A 65,600 64,579
#*GCL New Energy Holdings,
Ltd., Class A 398,164 18,484
#*GCL Technology Holdings,
Ltd., Class A 3,147,000 320,597
GD Power Development Co.,
Ltd., Class A 85,700 52,670
*GDS Holdings, Ltd., Class A 562,700 1,835,830
Geely Automobile Holdings,
Ltd., Class A 3,400,000 7,172,940
GEM Co., Ltd., Class A 133,400 112,249
Gemdale Corp., Class A 174,100 102,451
#Gemdale Properties &
Investment Corp., Ltd., Class A 4,180,000 131,523
GemPharmatech Co., Ltd.,
Class A 12,740 19,934
*Genimous Technology Co.,
Ltd., Class A 41,500 44,620
*Genscript Biotech Corp. 124,000 174,614
GEPIC Energy Development
Co., Ltd., Class A 23,500 21,325
Getein Biotech, Inc., Class H 16,100 17,576
GF Securities Co., Ltd., Class
H 401,800 524,355
ΩGiant Biogene Holding Co.,
Ltd. 177,200 1,828,053
Giant Network Group Co., Ltd.,
Class A 31,100 62,130
*GigaDevice Semiconductor,
Inc., Class A 1,900 33,618
Ginlong Technologies Co.,
Ltd., Class A 17,100 123,197
Glarun Technology Co., Ltd.,
Class A 20,400 58,424

132
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
#*Global New Material
International Holdings, Ltd. 207,000 $ 102,503
GoerTek, Inc., Class A 53,200 154,922
Goke Microelectronics Co.,
Ltd., Class A 3,000 28,432
Goldenmax International
Group, Ltd., Class A 17,100 19,067
Goldwind Science &
Technology Co., Ltd., Class H 531,753 366,859
Goneo Group Co., Ltd., Class
A 4,350 42,596
*Goodbaby International
Holdings, Ltd. 433,000 61,979
GoodWe Technologies Co.,
Ltd., Class A 2,223 12,168
Gotion High-tech Co., Ltd.,
Class A 10,900 30,962
Grand Pharmaceutical Group,
Ltd., Class A 813,500 625,229
Grandblue Environment Co.,
Ltd., Class A 18,000 57,416
*Grandjoy Holdings Group Co.,
Ltd., Class A 228,400 81,962
Great Wall Motor Co., Ltd.,
Class A 1,935,500 2,775,447
*Greatoo Intelligent
Equipment, Inc., Class A 68,000 80,592
Greattown Holdings, Ltd.,
Class A 95,600 41,667
Gree Electric Appliances, Inc.
of Zhuhai, Class B 70,400 440,992
Greentown China Holdings,
Ltd. 813,500 1,040,649
Ω#Greentown Management
Holdings Co., Ltd. 503,000 172,538
Greentown Service Group Co.,
Ltd., Class A 940,000 538,203
GRG Banking Equipment Co.,
Ltd., Class A 38,100 64,642
GRG Metrology & Test Group
Co., Ltd., Class A 39,200 93,564
Grinm Advanced Materials
Co., Ltd., Class A 24,000 59,561
Guangdong Advertising Group
Co., Ltd., Class A 58,900 58,874
Guangdong Aofei Data
Technology Co., Ltd., Class A 11,663 37,684
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 30,000 17,283
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 222,000 105,610
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 58,400 69,054
Guangdong DFP New Material
Group Co., Ltd., Class A 132,600 72,743
Shares Value†
CHINA — (Continued)
*Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,000 $ 116,788
Guangdong Dongpeng
Holdings Co., Ltd., Class A 84,400 71,946
Guangdong Dowstone
Technology Co., Ltd., Class A 25,200 48,576
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 57,200 68,500
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 27,800 50,110
Guangdong Goworld Co., Ltd.,
Class A 40,000 54,171
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 14,020 17,522
*Guangdong Guanhao High-
Tech Co., Ltd., Class A 55,000 22,762
Guangdong Haid Group Co.,
Ltd., Class A 18,000 137,304
Guangdong HEC Technology
Holding Co., Ltd., Class A 95,000 126,567
Guangdong Hongda Holdings
Group Co., Ltd., Class A 32,600 136,931
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 25,300 40,768
Guangdong Investment, Ltd.,
Class A 974,000 788,776
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 16,448 42,606
*Guangdong Kinlong Hardware
Products Co., Ltd., Class A 24,020 75,034
*Guangdong Land Holdings,
Ltd. 187,982 5,503
*Guangdong Lingxiao Pump
Industry Co., Ltd., Class A 18,400 39,896
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 112,277 216,274
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 22,500 19,799
Guangdong Sirio Pharma Co.,
Ltd., Class A 12,740 43,896
Guangdong South New Media
Co., Ltd., Class A 17,200 92,229
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 31,100 43,572
Guangdong Topstar
Technology Co., Ltd., Class A 25,500 100,938
Guangdong Vanward New
Electric Co., Ltd., Class A 33,900 52,249
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 52,500 99,757

133
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 164,500 $ 55,639
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 33,100 50,652
Guanghui Energy Co., Ltd.,
Class H 239,500 190,660
Guangshen Railway Co., Ltd.,
Class A 744,950 163,309
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 17,200 45,287
Guangxi Liugong Machinery
Co., Ltd., Class A 144,600 197,222
Guangxi LiuYao Group Co.,
Ltd., Class A 34,700 80,772
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 49,335 29,507
Guangxi Wuzhou Zhongheng
Group Co., Ltd., Class A 132,700 44,335
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 8,000 20,943
Guangzhou Baiyun
International Airport Co., Ltd.,
Class H 76,430 94,891
#Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class A 62,000 135,598
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 16,800 52,896
Guangzhou Haige
Communications Group, Inc.
Co., Class A 57,100 81,491
Guangzhou Haoyang
Electronic Co., Ltd., Class A 7,200 32,351
Guangzhou KDT Machinery
Co., Ltd., Class A 24,440 57,226
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 18,200 72,843
Guangzhou Restaurant Group
Co., Ltd., Class A 31,900 68,026
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 7,600 35,120
Guangzhou Sie Consulting
Co., Ltd., Class A 8,300 36,746
*Guangzhou Tinci Materials
Technology Co., Ltd., Class A 34,900 83,877
Guangzhou Wondfo Biotech
Co., Ltd., Class A 18,900 53,505
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 38,500 56,004
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 48,300 90,647
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 16,400 19,302
Shares Value†
CHINA — (Continued)
Guizhou Chanhen Chemical
Corp., Class A 20,800 $ 64,660
Guizhou Gas Group Corp.,
Ltd., Class A 35,800 33,471
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 145,300 90,698
Guizhou Qianyuan Power Co.,
Ltd. 10,700 22,950
Guizhou Sanli Pharmaceutical
Co., Ltd. 22,200 36,139
Guizhou Tyre Co., Ltd., Class
A 111,700 66,960
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 108,700 51,113
Guizhou Zhenhua E-chem,
Inc., Class A 27,223 42,594
Guocheng Mining Co., Ltd.,
Class A 16,500 26,293
*Guoguang Electric Co., Ltd.,
Class H 12,800 24,990
Guomai Technologies, Inc.,
Class A 44,800 68,433
*Guosheng Financial Holding,
Inc., Class H 33,760 56,025
Ω#Guotai Haitong Securities
Co., Ltd., Class A 718,176 1,026,138
#Gushengtang Holdings, Ltd. 46,700 188,493
H World Group, Ltd., Class F 488,700 1,726,744
#H World Group, Ltd.,
Sponsored ADR 22,000 753,280
Ω#*Haichang Ocean Park
Holdings, Ltd. 996,000 86,054
ΩHaidilao International
Holding, Ltd., Class H 646,000 1,467,822
Haier Smart Home Co., Ltd.,
Class A 1,576,200 4,583,454
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 16,728 29,715
*Hainan Airlines Holding Co.,
Ltd., Class A 114,800 21,151
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 8,907 48,826
Hainan Haide Capital
Management Co., Ltd., Class
A 122,340 91,336
Hainan Jinpan Smart
Technology Co., Ltd. 17,275 75,720
#*Hainan Meilan International
Airport Co., Ltd., Class A 139,000 172,076
Hainan Strait Shipping Co.,
Ltd., Class A 78,700 63,949
Haisco Pharmaceutical Group
Co., Ltd., Class A 10,600 62,377
Haitian International Holdings,
Ltd. 455,000 1,052,613
Hand Enterprise Solutions Co.,
Ltd., Class A 31,900 85,307

134
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Hangcha Group Co., Ltd.,
Class A 33,880 $ 87,528
Hangjin Technology Co., Ltd.,
Class A 16,600 55,324
Hangxiao Steel Structure Co.,
Ltd., Class A 202,600 70,196
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 127,400 181,469
Hangzhou Dptech
Technologies Co., Ltd., Class
A 9,500 21,382
Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 11,300 32,223
Hangzhou First Applied
Material Co., Ltd., Class A 36,780 61,998
Hangzhou GreatStar Industrial
Co., Ltd., Class A 40,700 130,272
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 11,600 93,461
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 2,711 23,117
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 33,100 50,015
Hangzhou Iron & Steel Co.,
Class A 122,400 185,286
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 17,000 60,654
Hangzhou Onechance Tech
Corp., Class A 14,300 47,344
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 47,300 129,611
Hangzhou Robam Appliances
Co., Ltd., Class H 24,000 64,577
Ω*Hangzhou SF Intra-City
Industrial Co., Ltd., Class A 8,600 8,783
Hangzhou Shunwang
Technology Co., Ltd., Class A 13,400 34,453
*Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 8,200 28,208
Hangzhou Sunrise Technology
Co., Ltd., Class H 32,800 71,524
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 45,100 155,573
Han's Laser Technology
Industry Group Co., Ltd., Class
A 39,900 126,724
ΩHansoh Pharmaceutical
Group Co., Ltd. 152,000 472,384
Ω*Harbin Bank Co., Ltd., Class
A 1,118,000 41,809
Harbin Boshi Automation Co.,
Ltd., Class H 28,765 65,850
Harbin Electric Co., Ltd., Class
A 556,236 342,864
Shares Value†
CHINA — (Continued)
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 39,800 $ 55,761
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 99,000 33,485
*Harbin Pharmaceutical Group
Co., Ltd., Class A 166,700 82,511
HBIS Resources Co., Ltd.,
Class A 48,600 86,533
Ω*HBM Holdings, Ltd. 338,000 374,844
Health & Happiness H&H
International Holdings, Ltd.,
Class A 143,000 163,013
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 26,100 62,297
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 3,700 23,716
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 32,100 107,159
*Hefei Jianghang Aircraft
Equipment Co., Ltd., Class A 16,053 20,946
Hefei Meiya Optoelectronic
Technology, Inc., Class A 48,100 111,104
Hefei Urban Construction
Development Co., Ltd., Class
A 57,900 50,949
Heilongjiang Agriculture Co.,
Ltd., Class A 52,200 107,727
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 17,300 25,499
Henan Liliang Diamond Co.,
Ltd., Class A 12,900 48,598
Henan Lingrui Pharmaceutical
Co., Class A 16,500 51,838
Henan Mingtai Al Industrial
Co., Ltd., Class A 35,500 58,620
Henan Pinggao Electric Co.,
Ltd., Class A 75,600 168,596
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 94,300 220,671
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 52,790 181,309
*Henan Yicheng New Energy
Co., Ltd., Class A 53,100 26,064
Henan Yuguang Gold & Lead
Co., Ltd., Class A 80,400 76,053
*Henan Yuneng Holdings Co.,
Ltd., Class A 63,500 36,756
*Henan Zhongfu Industry Co.,
Ltd., Class A 179,900 97,207
Henan Zhongyuan
Expressway Co., Ltd., Class A 75,500 47,232
Hengan International Group
Co., Ltd., Class A 511,000 1,380,511
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 55,000 98,911

135
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Hengli Petrochemical Co., Ltd.,
Class A 120,600 $ 253,530
Hengtong Logistics Co., Ltd.,
Class A 23,000 27,480
Hengtong Optic-electric Co.,
Ltd., Class A 34,800 73,732
Hengyi Petrochemical Co.,
Ltd., Class A 97,982 82,042
#*Hesai Group, Class A, ADR 33,362 627,539
Hesteel Co., Ltd., Class A 269,500 80,407
Hexing Electrical Co., Ltd.,
Class A 21,900 79,612
#Hisense Home Appliances
Group Co., Ltd., Class A 306,000 931,255
Hisense Visual Technology
Co., Ltd., Class A 1,200 3,930
Hithink RoyalFlush Information
Network Co., Ltd., Class A 6,900 245,331
HLA Group Corp., Ltd., Class
A 149,900 171,062
HMT Xiamen New Technical
Materials Co., Ltd., Class A 8,500 40,495
Hongfa Technology Co., Ltd.,
Class A 13,200 59,601
*Honghua Group, Ltd., Class A 1,656,000 30,537
Hongrun Construction Group
Co., Ltd., Class A 66,000 43,194
Hongta Securities Co., Ltd.,
Class A 40,964 41,566
Hongyuan Green Energy Co
Ltd, Class A 45,100 88,052
#*Hopson Development
Holdings, Ltd. 751,752 282,100
Horizon Construction
Development, Ltd., Class A 741,000 106,066
Hoshine Silicon Industry Co.,
Ltd., Class A 3,100 21,759
Hoymiles Power Electronics,
Inc., Class A 1,496 19,958
Huaan Securities Co., Ltd.,
Class A 99,590 75,721
Huabao Flavours &
Fragrances Co., Ltd., Class A 9,700 21,379
Huada Automotive Technology
Corp., Ltd., Class H 5,200 24,952
Huadian Heavy Industries Co.,
Ltd., Class H 33,000 27,269
Huadian Power International
Corp., Ltd., Class A 766,000 428,700
Huadong Medicine Co., Ltd.,
Class A 33,100 176,805
Huafon Chemical Co., Ltd.,
Class A 89,800 82,599
*Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 43,400 43,262
Huafu Fashion Co., Ltd., Class
A 131,000 111,670
Huagong Tech Co., Ltd., Class
A 17,000 94,779
Shares Value†
CHINA — (Continued)
Huaibei Mining Holdings Co.,
Ltd., Class A 117,900 $ 192,253
Huaihe Energy Group Co.,
Ltd., Class A 240,800 114,884
Hualan Biological Engineering,
Inc., Class A 25,100 56,528
Huaming Power Equipment
Co., Ltd., Class H 36,400 75,070
Huaneng Power International,
Inc., Class H 1,160,000 719,512
Huangshan Novel Co., Ltd.,
Class A 27,800 40,822
Huangshan Tourism
Development Co., Ltd., Class
A 27,400 44,604
Huapont Life Sciences Co.,
Ltd., Class H 75,000 41,866
ΩHuatai Securities Co., Ltd.,
Class A 327,600 485,822
Huaxi Securities Co., Ltd.,
Class A 55,500 61,351
Huaxia Bank Co., Ltd., Class H 170,400 170,325
Huaxin Cement Co., Ltd.,
Class A 191,800 224,085
Huayu Automotive Systems
Co., Ltd., Class A 98,200 240,329
*Hubei Biocause
Pharmaceutical Co., Ltd.,
Class A 401,700 151,331
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 115,500 78,289
Hubei Chutian Smart
Communication Co., Ltd.,
Class A 72,500 44,159
Hubei Energy Group Co., Ltd.,
Class A 94,400 60,093
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 20,900 138,649
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 36,200 130,850
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 65,920 185,166
Hubei Yihua Chemical Industry
Co., Ltd., Class A 51,500 77,251
Hubei Zhenhua Chemical Co.,
Ltd. 23,900 73,246
Huishang Bank Corp., Ltd.,
Class H 146,200 54,862
Ω*Huitongda Network Co.,
Ltd., Class A 4,500 6,847
Huizhou Desay Sv Automotive
Co., Ltd., Class A 3,900 55,906
Humanwell Healthcare Group
Co., Ltd., Class A 40,300 115,638
Hunan Aihua Group Co., Ltd.,
Class A 25,600 53,113
Hunan Corun New Energy Co.,
Ltd., Class A 31,500 20,485

136
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 116,400 $ 45,771
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 130,800 96,034
Hunan Gold Corp., Ltd., Class
A 38,900 119,697
Hunan Jiudian Pharmaceutical
Co., Ltd., Class A 30,300 66,572
*Hunan Kaimeite Gases Co.,
Ltd., Class A 21,800 24,878
*Hunan Silver Co., Ltd., Class
A 42,500 20,510
Hunan Valin Steel Co., Ltd.,
Class A 170,800 114,834
Hunan Zhongke Electric Co.,
Ltd., Class A 38,800 80,820
Ω*Hygeia Healthcare Holdings
Co., Ltd. 323,200 585,158
Hymson Laser Technology
Group Co., Ltd. 7,707 28,685
*Hytera Communications
Corp., Ltd., Class A 92,400 141,143
*HyUnion Holding Co., Ltd.,
Class A 59,100 56,474
*IAT Automobile Technology
Co., Ltd., Class A 16,400 22,458
Ω#*iDreamSky Technology
Holdings, Ltd., Class A 248,000 27,823
Iflytek Co., Ltd., Class A 9,500 61,298
IKD Co., Ltd., Class A 68,600 156,664
Ω*IMAX China Holding, Inc.,
Class A 106,100 88,796
Imeik Technology
Development Co., Ltd., Class
A 4,340 103,231
Industrial & Commercial Bank
of China, Ltd., Class A 8,867,460 6,083,393
Industrial Bank Co., Ltd., Class
A 179,500 515,064
Industrial Securities Co., Ltd.,
Class A 74,230 58,990
Infore Environment
Technology Group Co., Ltd.,
Class A 190,400 156,023
Ω*Ingdan, Inc., Class A 246,000 38,702
Ingenic Semiconductor Co.,
Ltd., Class A 3,500 32,651
*INKON Life Technology Co.,
Ltd., Class A 19,600 25,277
Inmyshow Digital Technology
Group Co., Ltd., Class A 70,200 46,136
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 247,700 58,918
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 126,000 309,231
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 82,260 102,582
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 9,200 37,948
Shares Value†
CHINA — (Continued)
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 308,086 $ 229,586
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 59,700 108,841
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 56,000 229,137
Inner Mongolia Yuan Xing
Energy Co., Ltd., Class A 194,300 137,045
Ω*Innovent Biologics, Inc. 3,000 20,794
Innuovo Technology Co., Ltd.,
Class A 47,300 68,090
Insigma Technology Co., Ltd.,
Class A 35,500 51,006
Inspur Digital Enterprise
Technology, Ltd. 270,000 271,925
Intco Medical Technology Co.,
Ltd., Class A 38,840 118,765
Intron Technology Holdings,
Ltd. 291,000 49,909
#*iQIYI, Inc., Sponsored ADR 385,211 708,788
iRay Group, Class A 921 15,323
IReader Technology Co., Ltd.,
Class A 8,000 21,559
*IRICO Display Devices Co.,
Ltd. 141,600 130,441
IVD Medical Holding, Ltd. 118,000 26,629
*J&T Global Express, Ltd.,
Class A 360,400 280,709
JA Solar Technology Co., Ltd.,
Class A 122,988 161,488
*Jade Bird Fire Co., Ltd., Class
A 23,600 35,920
Jafron Biomedical Co., Ltd.,
Class A 19,500 57,214
Jangho Group Co., Ltd., Class
A 32,200 23,553
Jason Furniture Hangzhou
Co., Ltd., Class A 35,600 122,073
JCET Group Co., Ltd., Class A 28,500 130,995
JCHX Mining Management
Co., Ltd., Class A 16,000 81,395
Ω*JD Health International, Inc. 335,850 1,606,772
Ω*JD Logistics, Inc. 1,422,000 2,244,481
JD.com, Inc. 375,754 6,197,395
Jia Yao Holdings, Ltd., Class A 88,000 36,881
Jiajiayue Group Co., Ltd.,
Class A 39,800 57,786
Jiang Su Suyan Jingshen Co.,
Ltd., Class A 41,700 54,868
Jiangling Motors Corp., Ltd.,
Class A 43,044 111,202
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 45,200 35,858
Jiangsu Azure Corp., Class A 16,100 28,069
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 34,500 121,954

137
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 160,300 $ 72,952
Jiangsu Changshu Automotive
Trim Group Co., Ltd., Class A 13,800 24,571
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 254,670 254,208
Jiangsu Cnano Technology
Co., Ltd., Class A 8,510 51,295
*Jiangsu Dagang Co., Ltd.,
Class A 24,600 46,878
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 61,500 72,804
Jiangsu Eastern Shenghong
Co., Ltd., Class A 41,900 50,696
Jiangsu Etern Co., Ltd., Class
H 30,200 26,242
Jiangsu Expressway Co., Ltd.,
Class H 332,000 413,143
Jiangsu General Science
Technology Co., Ltd., Class A 49,600 31,029
Jiangsu Gian Technology Co.,
Ltd., Class A 5,900 26,396
Jiangsu Guomao Reducer Co.,
Ltd., Class A 19,500 42,388
*Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 4,500 37,160
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 11,800 120,739
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 11,500 80,797
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 18,100 19,610
*Jiangsu High Hope
International Group Corp.,
Class A 104,800 35,734
Jiangsu Hongtian Technology
Co., Ltd., Class A 9,400 29,751
Jiangsu Huachang Chemical
Co., Ltd., Class A 40,700 39,115
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 135,800 77,486
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 38,800 67,430
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 14,000 91,239
Jiangsu Leili Motor Co., Ltd. 4,800 39,597
Jiangsu Lihua Foods Group
Co., Ltd., Class A 39,820 104,023
Jiangsu Linyang Energy Co.,
Ltd., Class A 93,400 71,143
*Jiangsu Lopal Tech Co., Ltd.,
Class A 23,100 30,935
Shares Value†
CHINA — (Continued)
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 12,400 $ 67,377
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 37,300 114,518
Jiangsu Pacific Quartz Co.,
Ltd., Class A 17,550 78,035
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 27,100 43,743
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 72,100 96,455
Jiangsu Rainbow Heavy
Industries Co., Ltd., Class A 60,400 50,657
Jiangsu Shemar Electric Co.,
Ltd., Class A 14,500 47,827
Jiangsu Shentong Valve Co.,
Ltd., Class A 63,300 94,430
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 52,800 35,935
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 8,680 18,271
*Jiangsu Sopo Chemical Co.,
Class A 51,200 57,795
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd.,
Class A 126,000 90,777
Jiangsu ToLand Alloy Co.,
Ltd., Class A 20,200 60,240
Jiangsu Tongrun Equipment
Technology Co., Ltd. 28,800 43,240
Jiangsu Xinquan Automotive
Trim Co., Ltd., Class A 8,100 44,848
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 23,300 219,763
Jiangsu Yangnong Chemical
Co., Ltd., Class A 17,970 127,390
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 26,200 15,021
Jiangsu Yoke Technology Co.,
Ltd., Class A 6,300 47,779
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 24,900 117,975
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 125,340 72,379
Jiangsu Zhongtian Technology
Co., Ltd., Class A 43,900 83,959
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 250,000 92,806
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 39,000 59,145
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 14,800 17,174
Jiangxi Ganneng Co., Ltd.,
Class A 28,100 35,467

138
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Jiangxi Guotai Group Co., Ltd.,
Class A 14,800 $ 25,538
*Jiangxi Special Electric Motor
Co., Ltd., Class A 20,000 19,194
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 9,360 35,030
Jiangyin Haida Rubber and
Plastic Co., Ltd., Class A 66,000 91,561
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 6,900 17,171
Jiangzhong Pharmaceutical
Co., Ltd., Class A 26,800 84,418
Jianmin Pharmaceutical Group
Co., Ltd., Class A 3,600 20,739
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 81,400 75,209
Jiayou International Logistics
Co., Ltd., Class A 73,057 140,023
Jihua Group Corp., Ltd., Class
A 140,800 49,946
*Jilin Chemical Fibre, Class A 130,000 64,703
Jilin Electric Power Co., Ltd.,
Class A 64,400 47,283
#Jinchuan Group International
Resources Co., Ltd. 963,000 79,477
Jinduicheng Molybdenum Co.,
Ltd., Class A 111,500 150,237
Jinghua Pharmaceutical Group
Co., Ltd., Class A 58,800 56,268
Jingjin Equipment, Inc., Class
A 31,800 71,005
Jinhong Gas Co., Ltd., Class A 33,507 76,613
Jinhui Liquor Co., Ltd., Class H 17,200 45,452
*Jinke Smart Services Group
Co., Ltd., Class H 37,500 34,334
#JinkoSolar Holding Co., Ltd.,
Class A, Sponsored ADR 29,676 509,240
Jinlei Technology Co., Ltd.,
Class A 16,500 44,691
Jinlongyu Group Co., Ltd.,
Class A 8,900 20,044
Jinmao Property Services Co.,
Ltd. 37,129 13,885
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 89,900 32,755
Jinneng Science&Technology
Co., Ltd., Class A 75,600 64,653
Ω#Jinxin Fertility Group, Ltd.,
Class A 1,799,500 675,274
Jinyu Bio-Technology Co.,
Ltd., Class A 52,600 49,178
Jinzai Food Group Co., Ltd.,
Class A 40,800 72,420
JiuGui Liquor Co., Ltd., Class
A 3,900 23,004
ΩJiumaojiu International
Holdings, Ltd., Class A 647,000 211,086
Shares Value†
CHINA — (Continued)
Jizhong Energy Resources
Co., Ltd., Class A 235,413 $ 201,971
JL Mag Rare-Earth Co., Ltd.,
Class A 9,470 26,653
#JL Mag Rare-Earth Co., Ltd.,
Class H 24,600 41,811
JNBY Design, Ltd. 118,500 223,409
Joincare Pharmaceutical
Group Industry Co., Ltd., Class
H 105,444 153,675
ΩJoinn Laboratories China
Co., Ltd., Class A 26,100 33,085
Joinn Laboratories China Co.,
Ltd., Class H 23,500 50,372
Jointo Energy Investment Co.,
Ltd., Class A 49,900 44,046
Jointown Pharmaceutical
Group Co., Ltd., Class A 129,123 96,045
Jolywood Suzhou Sunwatt
Co., Ltd., Class A 56,200 39,717
Jones Tech PLC, Class A 6,600 22,051
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 24,700 65,509
Joy City Property, Ltd., Class A 2,202,000 59,063
Joyoung Co., Ltd., Class A 32,100 41,928
JS Corrugating Machinery Co.,
Ltd., Class A 36,900 54,184
Ω*JS Global Lifestyle Co., Ltd.,
Class A 604,500 140,315
JSTI Group, Class A 53,000 63,980
*Ju Teng International
Holdings, Ltd. 502,000 88,040
Juewei Food Co., Ltd., Class A 55,200 120,294
Juneyao Airlines Co., Ltd.,
Class A 39,700 67,684
Jutal Offshore Oil Services,
Ltd. 14,000 1,174
Kailuan Energy Chemical Co.,
Ltd., Class A 43,600 36,207
Kaishan Group Co., Ltd.,
Class A 31,300 37,526
#Kangji Medical Holdings, Ltd. 236,500 228,732
*KBC Corp., Ltd., Class A 11,680 39,344
Keboda Technology Co., Ltd.,
Class A 5,500 40,986
Keda Industrial Group Co.,
Ltd., Class A 19,800 24,691
Kehua Data Co., Ltd., Class A 20,500 120,212
Keli Sensing Technology
Ningbo Co., Ltd. 7,700 71,937
Keshun Waterproof
Technologies Co., Ltd., Class
A 56,300 36,459
Kidswant Children Products
Co., Ltd., Class A 72,200 126,369
Kinetic Development Group,
Ltd. 1,906,000 290,028
Kingboard Holdings, Ltd. 420,000 1,129,251

139
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Kingboard Laminates
Holdings, Ltd., Class A 369,500 $ 386,430
KingClean Electric Co., Ltd.,
Class A 18,500 53,975
Kingfa Sci & Tech Co., Ltd.,
Class A 86,300 129,927
Kingnet Network Co., Ltd.,
Class A 44,500 104,012
#*Kingsoft Cloud Holdings, Ltd. 372,000 354,985
*Konka Group Co., Ltd., Class
A 115,200 86,322
KPC Pharmaceuticals, Inc.,
Class A 19,100 40,179
Kuaijishan Shaoxing Wine Co.,
Ltd., Class W 64,800 132,572
Ω*Kuaishou Technology,
Class W 685,200 4,559,341
Kuangda Technology Group
Co., Ltd., Class A 20,700 14,316
Kunlun Energy Co., Ltd., Class
A 2,738,000 2,612,764
Kunlun Tech Co., Ltd., Class A 37,800 165,790
Kunshan Huguang Auto
Harness Co., Ltd., Class A 10,100 41,660
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 12,400 54,250
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 10,900 19,542
Kweichow Moutai Co., Ltd.,
Class A 9,246 1,966,612
Lakala Payment Co., Ltd.,
Class A 33,100 96,526
Lancy Co., Ltd., Class F 16,400 35,830
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 22,600 20,601
Lao Feng Xiang Co., Ltd.,
Class A 14,995 98,940
Laobaixing Pharmacy Chain
JSC, Class A 40,928 113,389
Launch Tech Co., Ltd., Class
H 90,500 120,671
LB Group Co., Ltd., Class A 46,700 106,201
Lee & Man Chemical Co., Ltd. 126,300 56,841
#Lee & Man Paper
Manufacturing, Ltd., Class H 1,192,600 321,422
Lee's Pharmaceutical
Holdings, Ltd. 122,000 20,924
Ω*Legend Holdings Corp.,
Class H 422,600 421,799
Lenovo Group, Ltd., Class A 6,212,000 7,201,553
Lens Technology Co., Ltd.,
Class A 211,300 604,569
Leo Group Co., Ltd., Class A 259,256 132,957
Leoch International
Technology, Ltd. 52,000 15,691
Lepu Medical Technology
Beijing Co., Ltd., Class A 36,100 55,690
*Leshan Giantstar Farming &
Husbandry Corp., Ltd., Class A 8,600 23,696
Shares Value†
CHINA — (Continued)
Levima Advanced Materials
Corp., Class A 10,600 $ 21,409
Leyard Optoelectronic Co.,
Ltd., Class A 57,300 48,451
*Li Auto, Inc., Class A 86,300 1,060,012
#*Li Auto, Inc., Class A, ADR 1,398 34,097
Li Ning Co., Ltd. 1,982,500 3,758,076
Lianhe Chemical Technology
Co., Ltd., Class H 79,500 69,081
Liaoning Port Co., Ltd., Class
H 112,000 9,677
*Lier Chemical Co., Ltd., Class
A 63,800 89,386
#*Lifetech Scientific Corp. 1,328,000 246,601
Lijiang Yulong Tourism Co.,
Ltd., Class A 16,800 20,465
Linewell Software Co., Ltd.,
Class H 15,400 25,684
Lingbao Gold Group Co., Ltd.,
Class H 308,000 339,985
Lingyi iTech Guangdong Co.,
Class A 143,600 157,555
*Liuzhou Iron & Steel Co., Ltd.,
Class A 127,000 56,226
Livzon Pharmaceutical Group,
Inc., Class A 124,256 413,402
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 40,000 90,964
#LK Technology Holdings, Ltd. 450,000 161,322
Loncin Motor Co., Ltd., Class A 109,600 187,609
Ω*Longfor Group Holdings,
Ltd., Class A 1,083,000 1,458,022
Longhua Technology Group
Luoyang Co., Ltd., Class A 37,100 34,584
LONGi Green Energy
Technology Co., Ltd., Class A 33,176 67,053
Longshine Technology Group
Co., Ltd., Class A 25,100 48,349
*Lotus Holdings Co., Ltd. 45,800 41,498
Lucky Harvest Co., Ltd., Class
A 13,801 102,295
Luenmei Quantum Co., Ltd.,
Class A 70,900 57,221
Luoniushan Co., Ltd., Class A 56,600 45,992
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 51,000 30,713
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 13,900 54,735
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 29,100 29,647
Luxi Chemical Group Co., Ltd.,
Class A 107,400 157,707
Luxshare Precision Industry
Co., Ltd., Class A 70,500 299,033
Luyang Energy-Saving
Materials Co., Ltd. 30,400 50,073
Ω#*Luye Pharma Group, Ltd.,
Class A 1,545,500 402,583

140
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Luzhou Laojiao Co., Ltd.,
Class A 14,000 $ 238,184
*Maanshan Iron & Steel Co.,
Ltd., Class H 726,000 153,538
Maccura Biotechnology Co.,
Ltd., Class A 29,300 45,804
Mango Excellent Media Co.,
Ltd., Class A 51,600 161,259
Ω#*Maoyan Entertainment,
Class A 398,000 351,567
Maxscend Microelectronics
Co., Ltd., Class A 2,300 23,670
Maxvision Technology Corp.,
Class A 5,400 20,900
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 11,200 39,452
MeiG Smart Technology Co.,
Ltd., Class A 6,500 43,925
Meihua Holdings Group Co.,
Ltd., Class A 90,700 136,676
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class W 171,200 125,695
ΩMeitu, Inc., Class W 982,500 693,035
Ω*Meituan, Class W 302,000 5,074,419
Mesnac Co., Ltd., Class A 32,400 34,747
Metallurgical Corp. of China,
Ltd., Class H 1,583,000 300,077
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 127,400 73,394
Ω*Microport Cardioflow
Medtech Corp. 132,000 15,320
MicroPort NeuroScientific
Corp. 10,000 13,592
*Microport Scientific Corp. 181,700 164,954
Micro-Tech Nanjing Co., Ltd. 4,946 40,700
Midea Group Co., Ltd., Class A 79,400 803,694
ΩMidea Real Estate Holding,
Ltd. 173,000 89,905
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 7,800 51,798
Ming Yang Smart Energy
Group, Ltd., Class A 74,900 105,143
*Mingfa Group International
Co., Ltd. 589,000 8,355
MINISO Group Holding, Ltd.,
Class F 265,200 1,193,532
*Minmetals Development Co.,
Ltd., Class F 25,900 25,533
*Minmetals Land, Ltd. 764,000 42,364
*Minth Group, Ltd. 664,000 1,592,634
MLS Co., Ltd., Class A 71,600 77,770
*MMG, Ltd. 3,096,799 942,454
Ω*Mobvista, Inc. 402,000 285,117
*MOG Digitech Holdings, Ltd. 324,000 13,579
Monalisa Group Co., Ltd.,
Class A 22,500 25,027
Montage Technology Co., Ltd.,
Class A 2,439 25,761
Shares Value†
CHINA — (Continued)
Moon Environment Technology
Co., Ltd., Class A 56,600 $ 89,337
#Morimatsu International
Holdings Co., Ltd. 133,000 94,330
Motic Xiamen Electric Group
Co., Ltd. 10,200 21,569
*Mount Everest Gold Group
Co., Ltd. 48,000 10,523
Muyuan Foods Co., Ltd., Class
A 56,000 305,439
MYS Group Co., Ltd., Class A 111,500 53,503
*Nanfang Zhongjin
Environment Co., Ltd., Class A 124,300 59,303
Nanhua Futures Co., Ltd.,
Class A 33,700 54,999
NanJi E-Commerce Co., Ltd.,
Class A 86,800 52,391
Nanjing Cosmos Chemical
Co., Ltd., Class A 11,700 32,269
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 19,500 84,936
Nanjing Iron & Steel Co., Ltd.,
Class A 181,200 107,626
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 11,200 15,630
Nanjing Pharmaceutical Co.,
Ltd., Class A 90,300 64,684
*Nanjing Sample Technology
Co., Ltd., Class H 500 18
Nanjing Securities Co., Ltd.,
Class A 39,600 42,087
*Nanjing Tanker Corp., Class
A 345,900 126,980
Nanjing Xinjiekou Department
Store Co., Ltd., Class A 70,600 61,639
Nantong Jianghai Capacitor
Co., Ltd., Class A 48,000 120,376
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 12,300 27,785
NARI Technology Co., Ltd.,
Class A 70,416 214,447
National Silicon Industry Group
Co., Ltd., Class A 11,354 27,210
NAURA Technology Group
Co., Ltd., Class A 1,400 86,804
*NavInfo Co., Ltd., Class A 81,000 92,769
NBTM New Materials Group
Co., Ltd., Class A 14,600 40,188
NetDragon Websoft Holdings,
Ltd. 251,000 320,114
Ω*NetEase Cloud Music, Inc. 7,800 181,554
NetEase, Inc., Class H 176,500 3,800,985
NetEase, Inc., Sponsored ADR 47,689 5,105,584
Neusoft Corp., Class A 46,000 63,436
Neutech Group, Ltd. 77,600 30,921
New China Life Insurance Co.,
Ltd., Class A 694,300 2,538,255

141
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
New Guomai Digital Culture
Co., Ltd., Class A 12,700 $ 19,906
New Hope Dairy Co., Ltd.,
Class A 25,600 58,639
*New Hope Liuhe Co., Ltd.,
Class A 18,600 24,525
Neway Valve Suzhou Co.,
Ltd., Class A 20,100 74,008
*Newborn Town, Inc. 272,000 286,567
Newland Digital Technology
Co., Ltd., Class A 31,400 115,745
Nexteer Automotive Group,
Ltd. 885,000 593,447
#*Nine Dragons Paper
Holdings, Ltd., Class A 1,173,000 432,612
*Ninestar Corp., Class A 7,900 23,874
Ningbo Boway Alloy Material
Co., Ltd., Class A 51,300 122,868
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 16,600 43,387
Ningbo Huaxiang Electronic
Co., Ltd., Class A 67,200 154,298
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 36,100 61,447
Ningbo Jintian Copper Group
Co., Ltd., Class A 71,700 65,655
*Ningbo Joyson Electronic
Corp., Class A 88,300 199,589
Ningbo Orient Wires & Cables
Co., Ltd., Class A 20,800 144,135
Ningbo Peacebird Fashion
Co., Ltd., Class A 27,600 60,337
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 30,440 83,537
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 42,000 147,830
Ningbo Shanshan Co., Ltd.,
Class A 72,900 70,262
Ningbo Sunrise Elc
Technology Co., Ltd., Class A 6,000 14,313
Ningbo Tuopu Group Co., Ltd.,
Class A 15,174 109,009
Ningbo Xusheng Group Co.,
Ltd., Class A 42,252 74,823
Ningbo Yongxin Optics Co.,
Ltd., Class A 3,000 35,935
Ningbo Yunsheng Co., Ltd.,
Class A 74,800 76,721
Ningbo Zhoushan Port Co.,
Ltd., Class A 81,900 40,087
Ningxia Baofeng Energy Group
Co., Ltd., Class A 98,700 217,533
Ningxia Building Materials
Group Co., Ltd., Class A 22,500 39,814
Ningxia Orient Tantalum
Industry Co., Ltd. 16,700 34,166
*Ningxia Western Venture
Industrial Co., Ltd. 29,300 20,827
*Niu Technologies, Class A,
ADR 24,131 81,080
Shares Value†
CHINA — (Continued)
NKY Medical Holdings, Ltd.,
Class A 28,000 $ 57,169
ΩNongfu Spring Co., Ltd.,
Class A 445,200 2,055,290
Norinco International
Cooperation, Ltd., Class A 48,300 68,068
North Chemical Industries Co.,
Ltd., Class A 15,200 22,362
North China Pharmaceutical
Co., Ltd., Class A 82,200 68,376
North Copper Co., Ltd., Class
A 59,558 73,371
North Electro-Optic Co., Ltd.,
Class A 14,400 27,045
North Huajin Chemical
Industries Co., Ltd., Class A 112,700 81,815
North Industries Group Red
Arrow Co., Ltd., Class A 24,000 55,601
Northeast Pharmaceutical
Group Co., Ltd., Class R 125,200 88,479
Northeast Securities Co., Ltd.,
Class A 111,400 115,793
Northking Information
Technology Co., Ltd., Class A 14,420 37,095
*NSFOCUS Technologies
Group Co., Ltd., Class R 27,900 26,737
*Nuode New Materials Co.,
Ltd., Class A 82,800 34,836
NYOCOR Co., Ltd., Class A 57,000 43,103
Ω#*Ocumension Therapeutics 163,000 113,926
*Offcn Education Technology
Co., Ltd., Class A 179,400 74,244
Offshore Oil Engineering Co.,
Ltd., Class A 173,400 126,595
*OFILM Group Co., Ltd., Class
A 26,900 41,682
Olympic Circuit Technology
Co., Ltd., Class A 14,200 51,757
Onewo, Inc., Class H 175,900 486,551
Oppein Home Group, Inc.,
Class A 14,000 127,234
Opple Lighting Co., Ltd., Class
A 24,200 56,098
OPT Machine Vision Tech Co.,
Ltd., Class A 2,600 32,341
ORG Technology Co., Ltd.,
Class B 144,100 105,799
Orient International Enterprise,
Ltd., Class H 32,300 33,307
ΩOrient Securities Co., Ltd.,
Class H 330,800 194,520
*Oriental Energy Co., Ltd.,
Class A 147,600 166,002
*Ourpalm Co., Ltd., Class A 52,300 34,660
Ovctek China, Inc., Class A 35,300 71,394
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 29,900 90,030
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 120,100 42,107

142
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
PCI Technology Group Co.,
Ltd., Class A 150,800 $ 107,193
*PDD Holdings, Inc.,
Sponsored ADR 63,526 6,706,440
Ω*Peijia Medical, Ltd. 195,000 133,525
*Peking University Resources
Holdings Co., Ltd., Class A 1,140,000 22,492
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 258,600 4,978
*Pengxin International Mining
Co., Ltd., Class A 157,800 104,358
People.cn Co., Ltd., Class H 12,200 33,229
People's Insurance Co. Group
of China, Ltd. (The), Class H 1,457,000 862,397
Perennial Energy Holdings,
Ltd. 165,000 16,171
Perfect World Co., Ltd., Class
A 35,200 65,771
PetroChina Co., Ltd., Class H 7,086,000 5,427,784
PharmaBlock Sciences
Nanjing, Inc., Class A 9,500 42,006
ΩPharmaron Beijing Co., Ltd.,
Class H 122,725 213,649
PhiChem Corp., Class A 18,400 44,702
PICC Property & Casualty Co.,
Ltd., Class A 2,751,753 5,074,351
Ping An Bank Co., Ltd., Class
A 344,500 516,759
Ping An Insurance Group Co.
of China, Ltd., Class A 1,987,000 11,940,397
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 132,140 149,342
PNC Process Systems Co.,
Ltd., Class A 15,020 52,764
POCO Holding Co., Ltd., Class
A 4,200 23,358
*Polaris Bay Group Co., Ltd.,
Class A 64,900 56,662
Poly Developments and
Holdings Group Co., Ltd.,
Class A 52,900 60,877
Poly Property Group Co., Ltd.,
Class H 1,518,646 287,878
Poly Property Services Co.,
Ltd., Class H 120,800 482,128
Pony Testing International
Group Co., Ltd., Class A 26,731 24,882
ΩPop Mart International
Group, Ltd. 215,600 5,388,123
Porton Pharma Solutions, Ltd.,
Class A 16,500 34,074
ΩPostal Savings Bank of
China Co., Ltd., Class H 1,453,000 895,630
Pou Sheng International
Holdings, Ltd., Class A 1,798,000 110,133
Power Construction Corp. of
China, Ltd., Class A 141,800 92,022
*Powerwin Tech Group, Ltd. 128,000 52,655
Prinx Chengshan Holdings,
Ltd. 101,500 102,224
Shares Value†
CHINA — (Continued)
*Productive Technologies Co.,
Ltd. 916,000 $ 28,822
Pylon Technologies Co., Ltd.,
Class A 15,994 90,116
*Q Technology Group Co., Ltd. 221,000 185,243
*Qi An Xin Technology Group,
Inc., Class A 12,106 51,182
Qianhe Condiment and Food
Co., Ltd., Class A 38,080 58,954
*Qinchuan Machine Tool &
Tool Group Share Co., Ltd.,
Class A 20,100 35,097
Qingdao East Steel Tower
Stock Co., Ltd., Class A 47,200 49,451
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 14,700 33,268
Qingdao Gaoce Technology
Co., Ltd., Class A 55,435 66,157
Qingdao Gon Technology Co.,
Ltd., Class A 20,200 69,739
Qingdao Haier Biomedical Co.,
Ltd., Class A 7,216 31,282
Qingdao Hanhe Cable Co.,
Ltd., Class A 104,100 45,658
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class H 12,880 19,427
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 7,700 143,981
ΩQingdao Port International
Co., Ltd., Class A 155,000 111,932
Qingdao Rural Commercial
Bank Corp., Class A 306,100 131,729
Qingdao Sentury Tire Co.,
Ltd., Class A 50,600 128,566
Qingdao TGOOD Electric Co.,
Ltd., Class A 21,500 68,255
Qingdao Topscomm
Communication, Inc., Class A 26,600 22,492
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class H 15,400 18,781
*Qinghai Salt Lake Industry
Co., Ltd., Class H 89,200 196,227
Qinhuangdao Port Co., Ltd.,
Class H 334,000 92,602
Queclink Wireless Solutions
Co., Ltd., Class A 14,500 23,844
Quectel Wireless Solutions
Co., Ltd., Class A 5,800 60,144
Quick Intelligent Equipment
Co., Ltd. 4,600 14,983
#*Radiance Holdings Group
Co., Ltd. 68,000 26,482
*Rainbow Digital Commercial
Co., Ltd., Class A 80,100 58,699
Rayhoo Motor Dies Co., Ltd. 5,600 29,936
Raytron Technology Co., Ltd.,
Class A 5,081 38,981

143
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Red Avenue New Materials
Group Co., Ltd., Class H 5,700 $ 25,086
Ω#*Red Star Macalline Group
Corp., Ltd., Class H 514,739 89,610
Renhe Pharmacy Co., Ltd.,
Class A 74,900 55,404
Rianlon Corp., Class A 15,500 59,799
Richinfo Technology Co., Ltd.,
Class A 8,800 30,708
Risen Energy Co., Ltd., Class
A 47,200 57,433
*RiseSun Real Estate
Development Co., Ltd., Class
A 274,200 52,780
Riyue Heavy Industry Co.,
Ltd., Class A 54,300 88,768
Rizhao Port Co., Ltd., Class A 145,300 59,932
Rockchip Electronics Co., Ltd.,
Class F 2,500 58,595
*RongFa Nuclear Equipment
Co., Ltd., Class A 46,100 30,170
Rongsheng Petrochemical
Co., Ltd., Class A 141,300 161,831
*Roshow Technology Co., Ltd.,
Class A 70,000 68,718
Ruida Futures Co., Ltd., Class
A 18,600 36,877
Runjian Co., Ltd., Class F 15,600 107,672
*Sai Micro Electronics, Inc.,
Class A 19,500 43,648
Sailun Group Co., Ltd., Class
A 77,300 129,875
Sanan Optoelectronics Co.,
Ltd., Class A 27,400 46,300
Sangfor Technologies, Inc.,
Class A 6,000 80,894
Sanjiang Shopping Club Co.,
Ltd., Class A 14,900 23,334
Sanquan Food Co., Ltd., Class
A 51,770 82,070
*Sansteel Minguang Co., Ltd.,
Class A 160,600 83,246
Sansure Biotech, Inc., Class A 9,704 26,431
Sany Heavy Equipment
International Holdings Co.,
Ltd., Class A 867,000 633,924
Sany Heavy Industry Co., Ltd.,
Class A 44,700 116,095
Satellite Chemical Co., Ltd.,
Class A 62,900 156,619
SDIC Capital Co., Ltd., Class A 55,300 52,006
SDIC Power Holdings Co.,
Ltd., Class A 38,800 80,340
Sealand Securities Co., Ltd.,
Class A 131,950 69,121
*Seazen Group, Ltd., Class A 1,856,952 469,345
*Seazen Holdings Co., Ltd.,
Class A 66,800 124,357
S-Enjoy Service Group Co.,
Ltd. 234,000 84,491
Shares Value†
CHINA — (Continued)
Seres Group Co., Ltd., Class R 1,700 $ 30,451
SF Holding Co., Ltd., Class A 101,879 609,604
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 89,800 51,980
Shaanxi Coal Industry Co.,
Ltd., Class A 232,600 613,065
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 104,200 56,017
*Shaanxi Heimao Coking Co.,
Ltd., Class A 100,300 39,992
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class H 190,650 171,693
Shandong Bohui Paper
Industrial Co., Ltd., Class A 96,700 57,170
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class H 19,088 41,413
*Shandong Chenming Paper
Holdings, Ltd., Class A 150,250 11,044
Shandong Dawn Polymer Co.,
Ltd., Class A 13,500 28,974
Shandong Denghai Seeds Co.,
Ltd., Class A 38,300 53,396
*Shandong Dongyue Silicone
Material Co., Ltd., Class H 37,700 37,839
ΩShandong Gold Mining Co.,
Ltd., Class A 168,500 495,416
Shandong Haihua Co., Ltd.,
Class A 47,600 34,883
Shandong Head Group Co.,
Ltd., Class A 24,700 38,171
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 32,600 254,410
Shandong Hi-speed Co., Ltd.,
Class A 24,201 36,036
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 115,100 88,463
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 42,700 119,707
Shandong Humon Smelting
Co., Ltd., Class A 50,891 75,638
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 16,200 34,969
Shandong Jinjing Science &
Technology Co., Ltd., Class A 101,400 63,434
Shandong Linglong Tyre Co.,
Ltd., Class A 78,300 153,301
Shandong Lukang Pharma,
Class A 50,900 69,353
Shandong Nanshan Aluminum
Co., Ltd., Class A 137,700 69,104
Shandong Pharmaceutical
Glass Co., Ltd., Class A 31,200 95,146
Shandong Publishing & Media
Co., Ltd., Class A 13,600 18,362

144
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Shandong Sun Paper Industry
JSC, Ltd., Class H 108,800 $ 209,576
Shandong Weifang Rainbow
Chemical Co., Ltd., Class H 13,300 96,314
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class A 1,694,000 1,247,339
Shandong WIT Dyne Health
Co., Ltd., Class A 26,100 109,593
Shandong Xiantan Co., Ltd.,
Class H 45,100 36,833
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class A 139,200 98,548
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 60,400 68,761
Shanghai Acrel Co., Ltd. 8,700 27,117
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 37,100 32,748
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 18,600 26,878
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 6,253 75,072
Shanghai AtHub Co., Ltd.,
Class A 28,163 125,729
Shanghai Bailian Group Co.,
Ltd., Class A 83,100 109,114
*Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 25,500 91,507
Shanghai Baolong Automotive
Corp., Class A 11,100 57,093
Shanghai Baosight Software
Co., Ltd., Class A 13,584 50,072
Shanghai Baosteel Packaging
Co., Ltd., Class A 83,600 54,483
Shanghai Belling Co., Ltd.,
Class A 11,700 56,383
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 1,194 31,881
Shanghai Bright Meat Group
Co., Ltd., Class A 45,600 50,846
Shanghai Chinafortune Co.,
Ltd., Class A 43,300 79,775
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 84,300 104,430
Shanghai Construction Group
Co., Ltd., Class A 266,784 88,400
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 31,973 35,168
*Shanghai DZH, Ltd., Class H 17,800 20,925
#*Shanghai Electric Group
Co., Ltd., Class A 684,000 224,922
Shanghai Electric Power Co.,
Ltd., Class A 58,300 71,580
Shares Value†
CHINA — (Continued)
Shanghai Environment Group
Co., Ltd., Class H 60,360 $ 65,313
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class H 32,100 46,032
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class A 144,000 259,600
#Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class A 67,000 241,054
Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class A 79,000 24,755
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 9,000 59,569
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 10,416 29,731
Shanghai Gench Education
Group, Ltd. 47,000 13,637
Shanghai Gentech Co., Ltd.,
Class A 5,440 27,816
Shanghai Hanbell Precise
Machinery Co., Ltd., Class H 33,100 75,318
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 7,420 23,490
Ω#*Shanghai Henlius Biotech,
Inc., Class A 22,900 115,021
Shanghai Huace Navigation
Technology, Ltd., Class A 5,400 31,591
Shanghai Huafon Aluminium
Corp., Class A 10,300 24,160
Shanghai Huayi Group Co.,
Ltd., Class A 37,200 34,780
Shanghai Industrial Holdings,
Ltd. 251,000 383,231
Shanghai Industrial Urban
Development Group, Ltd.,
Class A 941,200 35,198
Shanghai INT Medical
Instruments Co., Ltd., Class A 3,000 10,252
Shanghai International Airport
Co., Ltd., Class A 4,800 21,185
Shanghai Jahwa United Co.,
Ltd., Class A 22,200 71,485
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 36,600 121,175
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 25,200 36,242
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 44,500 35,976
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 7,900 19,453
Shanghai Liangxin Electrical
Co., Ltd., Class A 31,500 36,207

145
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Shanghai Lingang Holdings
Corp., Ltd., Class A 56,100 $ 70,113
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 17,100 20,690
Shanghai M&G Stationery,
Inc., Class A 17,200 69,574
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 37,100 113,036
*Shanghai Medicilon, Inc.,
Class A 6,333 26,148
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 5,358 62,227
*Shanghai Milkground Food
Tech Co., Ltd., Class A 11,100 39,756
Shanghai Moons' Electric Co.,
Ltd., Class H 7,400 67,018
*Shanghai New Power
Automotive Technology Co.,
Ltd., Class H 50,000 36,779
Shanghai Pharmaceuticals
Holding Co., Ltd., Class A 354,000 484,800
Shanghai Pioneer Holding,
Ltd., Class A 106,000 30,756
Shanghai Pret Composites
Co., Ltd., Class A 38,700 54,965
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 110,100 165,910
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 24,500 56,625
Shanghai QiFan Cable Co.,
Ltd., Class A 21,300 42,845
Shanghai RAAS Blood
Products Co., Ltd., Class A 93,900 86,629
Shanghai Runda Medical
Technology Co., Ltd., Class A 34,500 85,951
*Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 42,800 25,833
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 64,100 90,159
Shanghai Stonehill Technology
Co., Ltd., Class A 166,900 118,178
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 32,800 42,662
Shanghai Tunnel Engineering
Co., Ltd., Class A 129,000 105,531
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 41,200 63,670
Shanghai Wanye Enterprises
Co., Ltd., Class A 18,400 36,480
Shanghai Yaoji Technology
Co., Ltd., Class A 13,800 51,362
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 87,624 67,707
Shares Value†
CHINA — (Continued)
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 31,400 $ 112,982
*Shanghai Zhonggu Logistics
Co., Ltd., Class A 91,100 134,774
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 99,800 86,034
Shanjin International Gold Co.,
Ltd., Class A 82,600 229,974
Shannon Semiconductor
Technology Co., Ltd., Class A 4,600 19,391
*Shantou Wanshun New
Material Group Co., Ltd., Class
A 29,400 18,756
Shantui Construction
Machinery Co., Ltd., Class A 52,800 63,230
Shanxi Blue Flame Holding
Co., Ltd., Class A 98,100 86,322
Shanxi Coal International
Energy Group Co., Ltd., Class
A 114,700 149,344
Shanxi Coking Co., Ltd., Class
A 131,500 62,919
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 135,700 119,595
Shanxi Guoxin Energy Corp.,
Ltd., Class A 98,100 34,124
Shanxi Hi-speed Group Co.,
Ltd., Class A 65,300 44,891
*Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 133,500 124,080
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 81,600 122,514
*Shanxi Meijin Energy Co.,
Ltd., Class A 110,200 63,636
Shanxi Securities Co., Ltd.,
Class A 102,300 79,329
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 154,800 75,131
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 9,100 255,364
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 31,100 16,291
Shanying International Holding
Co., Ltd., Class A 288,500 66,639
Sharetronic Data Technology
Co., Ltd., Class A 2,800 40,268
Shede Spirits Co., Ltd., Class
A 15,700 122,479
Shenghe Resources Holding
Co., Ltd., Class A 15,500 22,547
Ω*Shengjing Bank Co., Ltd.,
Class H 144,500 18,448
Shengyi Technology Co., Ltd.,
Class A 8,100 27,051
Shenma Industry Co., Ltd. 35,000 38,642
Shennan Circuits Co., Ltd.,
Class H 9,768 146,415

146
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
ΩShenwan Hongyuan Group
Co., Ltd., Class H 485,600 $ 128,997
*Shenyang Jinbei Automotive
Co., Ltd., Class A 76,500 56,482
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 4,640 51,247
Shenzhen Agricultural Power
Group Co., Ltd., Class A 65,600 57,183
Shenzhen Airport Co., Ltd.,
Class A 102,900 95,781
Shenzhen Aisidi Co., Ltd.,
Class A 50,300 80,362
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 42,100 56,089
Shenzhen Capchem
Technology Co., Ltd., Class A 10,700 46,739
Shenzhen Center Power Tech
Co., Ltd., Class A 18,600 36,595
Shenzhen Cereals Holdings
Co., Ltd., Class A 43,000 39,729
Shenzhen Click Technology
Co., Ltd., Class A 14,200 23,897
Shenzhen Colibri Technologies
Co., Ltd., Class A 14,200 29,539
Shenzhen Comix Group Co.,
Ltd., Class A 66,100 62,708
Shenzhen Das Intellitech Co.,
Ltd., Class A 71,100 30,989
Shenzhen Desay Battery
Technology Co., Class A 15,080 43,893
*Shenzhen Dynanonic Co.,
Ltd., Class A 13,500 52,009
Shenzhen Energy Group Co.,
Ltd., Class A 46,500 40,917
Shenzhen Envicool
Technology Co., Ltd., Class A 32,308 140,414
*Shenzhen Everwin Precision
Technology Co., Ltd., Class H 76,800 227,236
Shenzhen Expressway Corp.,
Ltd., Class A 264,000 224,690
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 15,900 27,370
Shenzhen FRD Science &
Technology Co., Ltd., Class A 3,700 9,910
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 49,500 52,949
Shenzhen Gas Corp., Ltd.,
Class A 77,400 67,895
Shenzhen Gongjin Electronics
Co., Ltd., Class H 50,500 63,601
Shenzhen H&T Intelligent
Control Co., Ltd., Class H 28,700 77,894
Ω*Shenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class A 94,500 54,228
Shenzhen Honor Electronic
Co., Ltd. 1,100 16,482
Shares Value†
CHINA — (Continued)
Shenzhen Hopewind Electric
Co., Ltd., Class A 25,100 $ 102,875
Shenzhen Huaqiang Industry
Co., Ltd., Class A 15,400 54,247
Shenzhen Inovance
Technology Co., Ltd., Class A 8,600 84,650
*Shenzhen International
Holdings, Ltd. 717,956 736,038
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 43,000 9,981
#Shenzhen Investment, Ltd.,
Class A 1,893,142 192,861
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 14,100 20,026
Shenzhen Jinjia Group Co.,
Ltd., Class A 103,000 50,982
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 43,600 35,188
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 21,200 39,671
Shenzhen Kedali Industry Co.,
Ltd., Class A 8,300 150,110
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 39,300 81,105
Shenzhen Kinwong Electronic
Co., Ltd., Class A 26,900 103,077
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 11,300 35,035
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 32,200 41,926
Shenzhen Leaguer Co., Ltd.,
Class A 96,400 109,479
Shenzhen Lifotronic
Technology Co., Ltd., Class A 12,000 21,317
Shenzhen Megmeet Electrical
Co., Ltd., Class A 9,900 58,884
Shenzhen Microgate
Technology Co., Ltd., Class A 77,100 108,338
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 8,300 250,671
Shenzhen MTC Co., Ltd.,
Class A 176,600 104,651
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 84,800 26,466
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 6,700 48,280
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 189,600 66,996
Shenzhen Noposin Crop
Science Co., Ltd., Class A 63,300 82,332
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 225,500 73,170

147
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
#Shenzhen Pagoda Industrial
Group Corp., Ltd. 479,500 $ 61,215
Shenzhen Qingyi Photomask,
Ltd., Class A 6,267 23,584
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 5,200 29,242
Shenzhen SC New Energy
Technology Corp., Class A 16,000 120,860
Shenzhen SED Industry Co.,
Ltd., Class A 11,700 36,404
Shenzhen SEG Co., Ltd.,
Class A 25,100 28,402
Shenzhen Senior Technology
Material Co., Ltd., Class A 78,400 97,876
*Shenzhen Sinexcel Electric
Co., Ltd., Class A 12,700 51,843
Shenzhen Sunlord Electronics
Co., Ltd., Class A 10,300 39,426
Shenzhen Suntak Circuit
Technology Co., Ltd., Class A 66,100 91,609
Shenzhen Sunway
Communication Co., Ltd.,
Class A 21,500 58,796
Shenzhen Tagen Group Co.,
Ltd., Class A 143,900 70,434
Shenzhen Topband Co., Ltd.,
Class A 51,000 98,099
Shenzhen Topraysolar Co.,
Ltd., Class A 59,500 24,379
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 11,700 12,950
Shenzhen Transsion Holdings
Co., Ltd., Class A 22,205 228,730
Shenzhen United Winners
Laser Co., Ltd., Class A 7,894 17,159
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 5,100 19,514
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 45,000 113,410
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 46,500 28,962
Shenzhen Yinghe Technology
Co., Ltd., Class A 42,400 95,839
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 38,000 108,150
*Shenzhen Zhenye Group Co.,
Ltd., Class A 61,900 54,043
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 248,300 152,260
Shenzhou International Group
Holdings, Ltd., Class A 410,600 2,848,631
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 7,200 33,895
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 21,095 65,432
Shares Value†
CHINA — (Continued)
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 13,100 $ 24,748
Shinva Medical Instrument
Co., Ltd., Class A 22,930 46,376
Shougang Fushan Resources
Group, Ltd., Class A 1,954,900 620,147
*<Shouhang High-Tech
Energy Co., Ltd., Class A 216,300 2,082
Shuangliang Eco-Energy
Systems Co., Ltd., Class A 78,200 47,200
Shui On Land, Ltd. 2,514,156 213,979
*Siasun Robot & Automation
Co., Ltd., Class A 12,800 29,320
Sichuan Changhong Electric
Co., Ltd., Class A 14,700 21,222
Sichuan Chengfei Integration
Technology Corp., Class A 15,700 35,876
Sichuan Chuantou Energy Co.,
Ltd., Class A 23,800 55,596
Sichuan Development Lomon
Co., Ltd., Class A 53,700 81,290
Sichuan EM Technology Co.,
Ltd., Class H 35,200 43,509
Sichuan Expressway Co., Ltd.,
Class A 266,000 148,184
Sichuan Furong Technology
Co., Ltd., Class A 17,380 26,668
Sichuan Haite High-tech Co.,
Ltd., Class A 34,300 43,528
Sichuan Hebang
Biotechnology Co., Ltd., Class
A 285,200 66,269
Sichuan Hexie Shuangma Co.,
Ltd., Class A 17,100 36,912
*Sichuan Hongda Co., Ltd.,
Class A 39,800 36,499
Sichuan Injet Electric Co., Ltd.,
Class A 9,100 49,922
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 7,540 18,349
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 37,100 184,704
*Sichuan Lutianhua Co., Ltd.,
Class A 92,500 61,428
Sichuan New Energy Power
Co., Ltd., Class A 31,000 43,560
Sichuan Road and Bridge
Group Co., Ltd., Class A 197,260 235,686
Sichuan Swellfun Co., Ltd.,
Class A 8,700 54,486
Sichuan Teway Food Group
Co., Ltd., Class A 13,000 20,054
Sichuan Yahua Industrial
Group Co., Ltd., Class A 50,700 78,073
Sieyuan Electric Co., Ltd.,
Class A 9,600 94,994
Sihuan Pharmaceutical
Holdings Group, Ltd. 2,693,000 250,037

148
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
SIIC Environment Holdings,
Ltd. 499,200 $ 61,554
SIIC Environment Holdings,
Ltd., Class F 81,000 10,027
ΩSimcere Pharmaceutical
Group, Ltd. 482,000 544,485
Sineng Electric Co., Ltd., Class
A 12,200 46,816
Sino Biopharmaceutical, Ltd.,
Class A 6,219,745 3,136,060
Sinocare, Inc., Class A 6,500 18,464
*Sinochem International Corp.,
Class A 250,900 123,497
Sinofert Holdings, Ltd., Class A 802,000 121,003
Sinofibers Technology Co.,
Ltd., Class A 13,300 65,008
Sinolink Securities Co., Ltd.,
Class A 50,300 56,156
Sinoma International
Engineering Co., Class A 82,100 103,398
Sinoma Science & Technology
Co., Ltd., Class A 95,800 181,374
Sinomach Automobile Co.,
Ltd., Class A 83,300 72,727
*Sinomach Heavy Equipment
Group Co., Ltd. 55,500 21,519
Sinomine Resource Group
Co., Ltd., Class A 15,900 63,703
Sinopec Engineering Group
Co., Ltd., Class A 1,243,000 886,403
*Sinopec Oilfield Equipment
Corp., Class H 39,300 32,258
*Sinopec Oilfield Service
Corp., Class H 1,550,000 117,929
*Sinopec Shanghai
Petrochemical Co., Ltd., Class
A 992,000 147,111
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class H 5,444 39,633
Sinopharm Group Co., Ltd.,
Class A 1,077,600 2,548,543
Sino-Platinum Metals Co., Ltd.,
Class A 30,590 55,433
Sinoseal Holding Co., Ltd.,
Class A 9,300 46,122
Sinosoft Co., Ltd., Class A 17,500 45,740
Sinosteel Engineering &
Technology Co., Ltd., Class H 65,000 57,643
Sinosteel New Materials Co.,
Ltd., Class H 11,500 12,333
Sinotrans, Ltd., Class A 1,319,000 573,205
Sinotruk Jinan Truck Co., Ltd.,
Class A 71,660 167,199
Skshu Paint Co., Ltd., Class F 5,960 39,686
Skyworth Digital Co., Ltd.,
Class A 36,700 56,565
#Skyworth Group, Ltd. 881,027 338,564
ΩSmoore International
Holdings, Ltd. 599,000 1,039,697
Shares Value†
CHINA — (Continued)
Snowsky Salt Industry Group
Co., Ltd., Class A 81,900 $ 56,190
*SOHO China, Ltd. 1,194,000 83,144
Songcheng Performance
Development Co., Ltd., Class
A 14,500 18,640
Sonoscape Medical Corp.,
Class A 4,000 17,043
SooChow Securities Co., Ltd.,
Class A 71,012 76,448
*South Manganese
Investment, Ltd. 361,000 12,569
Southern Publishing & Media
Co., Ltd. 33,700 76,406
Southwest Securities Co., Ltd.,
Class A 161,700 91,597
Spring Airlines Co., Ltd., Class
A 8,600 63,472
SSY Group, Ltd. 1,231,042 468,306
Stanley Agricultural Group Co.,
Ltd., Class A 65,900 76,019
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 128,700 133,775
StarPower Semiconductor,
Ltd., Class A 3,480 39,450
State Grid Information &
Communication Co., Ltd.,
Class A 47,200 117,396
STO Express Co., Ltd., Class
A 98,800 144,943
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 8,900 20,582
Sumavision Technologies Co.,
Ltd., Class A 44,500 32,183
Sumec Corp., Ltd., Class A 90,300 117,326
Sun Art Retail Group, Ltd.,
Class A 1,434,500 342,221
*Sun King Technology Group,
Ltd. 732,000 104,778
Sunflower Pharmaceutical
Group Co., Ltd., Class A 26,700 57,598
Sungrow Power Supply Co.,
Ltd., Class A 15,340 127,812
Suning Universal Co., Ltd.,
Class A 195,600 58,089
Sunny Optical Technology
Group Co., Ltd. 197,900 1,671,560
Sunresin New Materials Co.,
Ltd., Class A 13,050 78,122
Sunrise Group Co., Ltd., Class
A 43,000 31,925
*Sunstone Development Co.,
Ltd., Class A 17,600 42,008
Sunward Intelligent Equipment
Co., Ltd., Class A 76,550 73,569
Sunwoda Electronic Co., Ltd.,
Class A 67,500 176,518
Suofeiya Home Collection Co.,
Ltd., Class A 40,500 84,695

149
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Suzhou Anjie Technology Co.,
Ltd., Class A 24,200 $ 42,789
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 88,000 313,128
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 211,100 100,715
Suzhou Good-Ark Electronics
Co., Ltd., Class A 26,700 33,590
Suzhou Maxwell Technologies
Co., Ltd., Class A 1,500 14,329
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 120,700 87,788
*Suzhou Secote Precision
Electronic Co., Ltd., Class A 11,800 70,055
Suzhou SLAC Precision
Equipment Co., Ltd., Class A 19,800 36,452
*Suzhou Sushi Testing Group
Co., Ltd., Class A 36,500 78,639
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 8,260 77,873
Suzhou TZTEK Technology
Co., Ltd. 3,902 28,498
*Suzhou Victory Precision
Manufacture Co., Ltd., Class A 48,400 17,435
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 2,431 36,135
*SVG Optronics Co., Ltd. 6,500 17,356
Symphony Holdings, Ltd. 520,000 54,986
SYoung Group Co., Ltd., Class
A 35,700 62,190
Taiji Computer Corp., Ltd.,
Class A 17,200 56,875
*Tangrenshen Group Co., Ltd.,
Class A 81,100 53,969
*Tangshan Jidong Cement
Co., Ltd., Class A 132,100 85,909
TangShan Port Group Co.,
Ltd., Class A 247,448 136,428
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 169,300 113,127
Tasly Pharmaceutical Group
Co., Ltd., Class A 34,900 72,984
Tayho Advanced Materials
Group Co., Ltd., Class A 42,600 59,743
TBEA Co., Ltd., Class A 74,450 118,023
TCL Electronics Holdings, Ltd.,
Class A 633,000 800,770
TCL Technology Group Corp.,
Class A 305,300 174,200
TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 71,200 74,987
TDG Holdings Co., Ltd. 94,300 84,275
Telling Telecommunication
Holding Co., Ltd., Class A 21,500 28,556
Ten Pao Group Holdings, Ltd. 196,000 40,945
Shares Value†
CHINA — (Continued)
Tencent Holdings, Ltd., Class
A 949,700 $ 58,441,570
Tencent Music Entertainment
Group, ADR 196,975 2,643,405
Three Squirrels, Inc., Class A 15,600 57,289
Three's Co. Media Group Co.,
Ltd., Class A 15,861 60,450
Thunder Software Technology
Co., Ltd., Class A 9,200 70,064
Tian An China Investment Co.,
Ltd., Class A 141,000 77,639
Tian Di Science & Technology
Co., Ltd., Class A 163,500 139,150
Tian Lun Gas Holdings, Ltd.,
Class A 48,000 16,217
*<Tian Shan Development
Holding, Ltd. 66,000 –
Tiande Chemical Holdings,
Ltd. 40,000 5,468
*Tianfeng Securities Co., Ltd.,
Class A 38,800 20,859
Tiangong International Co.,
Ltd., Class A 674,000 183,391
Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
H 15,100 38,304
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class A 146,000 60,059
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 151,700 70,498
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 4,500 18,264
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 22,300 62,517
Tianjin Teda Co., Ltd., Class A 103,200 52,358
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 90,900 71,238
*Tianma Microelectronics Co.,
Ltd., Class A 120,700 132,429
Tianneng Battery Group Co.,
Ltd. 20,077 71,550
Tianqi Lithium Corp., Class A 75,600 225,200
*Tianrun Industry Technology
Co., Ltd., Class A 34,400 29,182
Tianshan Aluminum Group
Co., Ltd., Class A 206,700 211,440
TianShan Material Co., Ltd.,
Class A 60,200 40,474
Tianshui Huatian Technology
Co., Ltd., Class A 43,200 55,120
Tibet Mineral Development
Co., Ltd., Class A 9,200 23,452
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 14,300 69,797
Time Interconnect Technology,
Ltd. 344,000 180,546

150
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Tingyi Cayman Islands Holding
Corp., Class F 1,100,000 $ 1,991,566
Titan Wind Energy Suzhou
Co., Ltd., Class A 75,800 67,012
TKD Science and Technology
Co., Ltd., Class A 12,000 22,191
Tofflon Science & Technology
Group Co., Ltd., Class A 30,100 48,627
Toly Bread Co., Ltd., Class A 99,444 74,243
*Tomson Group, Ltd. 305,725 105,658
Tong Ren Tang Technologies
Co., Ltd., Class H 394,000 240,829
Tongcheng Travel Holdings,
Ltd., Class A 713,600 1,886,443
*Tongding Interconnection
Information Co., Ltd., Class A 36,600 23,198
TongFu Microelectronics Co.,
Ltd., Class A 48,700 171,547
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 87,100 86,583
Tongkun Group Co., Ltd.,
Class A 36,100 54,002
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 71,400 65,773
Tongling Nonferrous Metals
Group Co., Ltd., Class A 407,400 177,004
Tongwei Co., Ltd., Class A 34,300 76,917
Tongyu Heavy Industry Co.,
Ltd., Class A 330,200 110,775
Topchoice Medical Corp.,
Class A 9,382 51,765
Topsec Technologies Group,
Inc., Class A 69,200 68,599
ΩTopsports International
Holdings, Ltd. 1,586,000 634,016
*Towngas Smart Energy Co.,
Ltd., Class F 384,393 173,492
*TPV Technology Co., Ltd.,
Class R 149,400 47,450
TravelSky Technology, Ltd.,
Class H 376,471 525,284
*Trigiant Group, Ltd., Class A 360,000 13,927
Trina Solar Co., Ltd., Class A 33,673 60,650
Trip.com Group, Ltd. 98,750 5,959,612
#Trip.com Group, Ltd.,
Sponsored ADR 43,366 2,558,160
*Triumph New Energy Co.,
Ltd., Class A 58,000 25,729
Triumph Science &
Technology Co., Ltd., Class A 15,900 23,348
TRS Information Technology
Corp., Ltd., Class R 10,600 26,569
Truking Technology, Ltd.,
Class A 38,400 39,386
Truly International Holdings,
Ltd. 1,140,000 139,657
*Tsinghua Tongfang Co., Ltd.,
Class H 32,900 31,483
Shares Value†
CHINA — (Continued)
Tsingtao Brewery Co., Ltd.,
Class H 274,000 $ 1,939,804
TSP Wind Power Group Co.,
Ltd. 49,500 43,217
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 368,400 14,182
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 2,600 22,871
Unilumin Group Co., Ltd.,
Class A 72,700 69,270
Uni-President China Holdings,
Ltd. 992,400 1,190,158
Unisplendour Corp., Ltd.,
Class A 15,700 54,267
United Energy Group, Ltd. 802,000 41,886
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 41,100 78,152
*UTour Group Co., Ltd., Class
A 50,800 55,318
V V Food & Beverage Co.,
Ltd., Class A 117,900 56,898
Valiant Co., Ltd., Class A 41,900 62,909
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 15,100 36,249
Vatti Corp., Ltd., Class A 43,500 38,696
Ω*<Venus MedTech
Hangzhou, Inc., Class H 136,500 44,886
Venustech Group, Inc., Class
A 11,100 23,594
Victory Giant Technology
Huizhou Co., Ltd., Class A 43,900 441,523
Vipshop Holdings, Ltd.,
Sponsored ADR 276,558 3,766,720
*Visionox Technology, Inc.,
Class A 23,100 27,314
Visual China Group Co., Ltd.,
Class A 28,800 80,779
Ω*Viva Biotech Holdings 557,500 105,681
#*Vnet Group, Inc., Sponsored
ADR 50,476 317,494
Walvax Biotechnology Co.,
Ltd., Class A 16,300 22,411
*Wanda Film Holding Co., Ltd.,
Class A 43,400 67,130
Wangneng Environment Co.,
Ltd., Class A 32,800 80,363
Wangsu Science &
Technology Co., Ltd., Class A 24,700 39,564
#Wanguo Gold Group, Ltd.,
Class A 266,000 782,081
Wanhua Chemical Group Co.,
Ltd., Class A 58,600 438,622
Want Want China Holdings,
Ltd., Class A 2,082,000 1,366,575
Wanxiang Qianchao Co., Ltd.,
Class A 20,000 17,874
Warom Technology, Inc. Co. 14,700 41,534
Wasion Holdings, Ltd., Class A 374,000 387,277

151
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Wasu Media Holding Co., Ltd.,
Class A 86,000 $ 91,047
Weichai Power Co., Ltd., Class
A 1,105,880 2,167,637
Weifu High-Technology Group
Co., Ltd., Class A 6,400 17,203
Weihai Guangwei Composites
Co., Ltd., Class A 20,940 83,666
Weilong Delicious Global
Holdings, Ltd. 54,000 113,784
Ω*Weimob, Inc. 731,000 158,366
*Wellhope Foods Co., Ltd.,
Class A 60,700 69,687
Wencan Group Co., Ltd.,
Class A 16,400 46,022
Wens Foodstuff Group Co.,
Ltd., Class A 64,000 149,062
Wenzhou Yihua Connector
Co., Ltd., Class A 4,700 26,637
#West China Cement, Ltd. 1,948,000 391,876
Western Metal Materials Co.,
Ltd., Class A 11,600 29,362
Western Mining Co., Ltd.,
Class A 74,800 158,173
*Western Region Gold Co.,
Ltd., Class A 15,200 33,751
Western Securities Co., Ltd.,
Class A 60,500 62,470
Will Semiconductor Co., Ltd.,
Class A 1,700 30,755
Willfar Information Technology
Co., Ltd. 7,739 38,242
Winall Hi-Tech Seed Co., Ltd.,
Class A 36,100 45,614
Windey Energy Technology
Group Co., Ltd., Class A 30,900 44,651
Wingtech Technology Co.,
Ltd., Class A 16,500 78,652
Winner Medical Co., Ltd.,
Class A 11,383 81,727
Winning Health Technology
Group Co., Ltd., Class A 65,600 92,359
Wolong Electric Group Co.,
Ltd., Class A 40,000 141,451
*World Union Group, Inc.,
Class A 124,700 38,234
Wuchan Zhongda Group Co.,
Ltd., Class A 189,700 133,018
Wuhan DR Laser Technology
Corp., Ltd., Class A 7,100 56,219
Wuhan East Lake High
Technology Group Co., Ltd.,
Class A 19,000 22,832
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 23,100 37,985
Wuhan Jingce Electronic
Group Co., Ltd., Class A 1,800 15,054
*Wuhan P&S Information
Technology Co., Ltd., Class A 72,800 102,596
Shares Value†
CHINA — (Continued)
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 7,500 $ 18,396
Wuhu Token Science Co.,
Ltd., Class A 74,700 58,234
Wuliangye Yibin Co., Ltd.,
Class A 38,000 672,414
Wuling Motors Holdings, Ltd.,
Class A 210,000 11,103
WUS Printed Circuit Kunshan
Co., Ltd., Class H 65,200 250,107
Wushang Group Co., Ltd.,
Class H 36,408 46,604
ΩWuXi AppTec Co., Ltd.,
Class A 147,080 1,140,839
Wuxi Autowell Technology
Co., Ltd., Class A 14,371 65,303
Wuxi Best Precision Machinery
Co., Ltd. 7,200 27,500
Ω*Wuxi Biologics Cayman,
Inc., Class A 1,364,000 4,010,368
Wuxi Boton Technology Co.,
Ltd., Class A 9,000 28,448
Wuxi Chipown Micro-
Electronics, Ltd. 3,540 26,881
Wuxi DK Electronic Materials
Co., Ltd., Class A 6,400 32,725
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 20,800 56,967
Wuxi NCE Power Co., Ltd.,
Class A 6,160 26,188
Wuxi Rural Commercial Bank
Co., Ltd., Class A 71,300 54,211
Wuxi Taiji Industry, Ltd. Co.,
Class A 111,300 96,713
Wuxi Xinje Electric Co., Ltd.,
Class A 4,400 31,034
Wuzhou Special Paper Group
Co., Ltd. 16,800 26,055
XCMG Construction Machinery
Co., Ltd., Class A 205,700 249,164
*XD, Inc. 72,400 335,172
XGD, Inc., Class A 24,400 74,074
ΩXiabuxiabu Catering
Management China Holdings
Co., Ltd., Class A 892,500 84,017
Xiamen Amoytop Biotech Co.,
Ltd., Class A 5,653 57,749
Xiamen Bank Co., Ltd., Class
A 134,100 106,200
Xiamen C & D, Inc., Class A 61,000 87,476
Xiamen Changelight Co., Ltd.,
Class A 23,700 34,606
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 55,000 47,414
Xiamen Faratronic Co., Ltd.,
Class A 6,600 94,465

152
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 5,900 $ 21,943
Xiamen Intretech, Inc., Class A 25,100 52,766
Xiamen ITG Group Corp., Ltd.,
Class A 118,700 102,328
Xiamen Jihong Technology
Co., Ltd., Class A 20,900 39,540
Xiamen Kingdomway Group
Co., Class A 24,700 53,861
Xiamen Port Development Co.,
Ltd., Class A 36,400 36,985
Xiamen Tungsten Co., Ltd.,
Class A 44,300 111,584
Xiamen Xiangyu Co., Ltd.,
Class A 102,900 91,819
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 2,815 26,195
*Xian International Medical
Investment Co., Ltd., Class A 26,200 18,155
Xi'An Shaangu Power Co.,
Ltd., Class A 57,300 65,311
Xi'an Triangle Defense Co.,
Ltd., Class A 12,200 41,432
Xiandai Investment Co., Ltd.,
Class A 83,000 45,191
Xiangcai Co., Ltd., Class A 48,300 51,732
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 27,000 36,751
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 49,100 66,360
Xianhe Co., Ltd., Class W 24,500 70,975
Ω*Xiaomi Corp., Class A 3,189,200 20,542,450
Xilinmen Furniture Co., Ltd.,
Class A 53,900 113,385
Xinfengming Group Co., Ltd.,
Class A 129,200 191,494
Xingfa Aluminium Holdings,
Ltd., Class A 60,000 59,267
Xinhuanet Co., Ltd., Class A 14,300 44,002
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 28,000 42,501
Xinjiang Joinworld Co., Ltd.,
Class A 35,170 32,205
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class H 25,200 12,889
Xinjiang Xintai Natural Gas
Co., Ltd., Class H 14,500 55,323
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 481,000 56,444
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd., Class H 59,900 79,886
*Xinte Energy Co., Ltd., Class
A 207,200 118,901
Shares Value†
CHINA — (Continued)
Xinxiang Chemical Fiber Co.,
Ltd., Class A 139,900 $ 74,824
Xinxiang Richful Lube Additive
Co., Ltd., Class A 8,900 75,623
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 190,675 88,348
#*Xinyi Energy Holdings, Ltd. 998,475 118,457
*Xinyi Solar Holdings, Ltd.,
Class A 4,202,943 1,403,745
Xinyu Iron & Steel Co., Ltd.,
Class A 221,900 123,257
Xinzhi Group Co., Ltd., Class A 20,900 49,511
*Xizang Zhufeng Resources
Co., Ltd., Class A 22,700 29,244
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 28,800 42,884
*XPeng, Inc., A Shares 323,400 3,038,118
Xtep International Holdings,
Ltd., Class A 1,253,462 858,303
Xuji Electric Co., Ltd., Class A 31,500 92,076
Ω*Yadea Group Holdings, Ltd. 906,300 1,640,870
*YaGuang Technology Group
Co., Ltd., Class A 36,900 28,208
Yangling Metron New Material,
Inc., Class H 21,100 54,685
*Yangmei Chemical Co., Ltd.,
Class H 59,000 16,467
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class A 72,500 127,149
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 15,500 103,039
Yankershop Food Co., Ltd.,
Class H 13,930 171,990
#Yankuang Energy Group Co.,
Ltd., Class A 2,437,400 2,549,075
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 18,700 58,106
Yantai China Pet Foods Co.,
Ltd., Class A 12,900 100,122
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 27,800 57,143
Yantai Eddie Precision
Machinery Co., Ltd., Class A 38,100 98,430
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 27,100 116,997
YanTai Shuangta Food Co.,
Ltd., Class A 68,100 49,812
*Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 34,700 59,207
#*Yeahka, Ltd., Class A 190,000 190,865
Yealink Network Technology
Corp., Ltd., Class A 5,100 23,273
Yechiu Metal Recycling China,
Ltd., Class A 243,200 79,916
Yeebo International Holdings,
Ltd. 106,000 21,734
YGSOFT, Inc., Class A 27,360 21,404

153
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Yibin Tianyuan Group Co.,
Ltd., Class H 108,300 $ 65,219
Ω#*YiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 151,200 243,333
Yifan Pharmaceutical Co., Ltd.,
Class A 37,900 59,092
Yifeng Pharmacy Chain Co.,
Ltd., Class A 38,876 151,801
Yihai International Holding,
Ltd., Class A 443,000 765,497
Yinbang Clad Material Co.,
Ltd., Class A 15,000 21,181
Yindu Kitchen Equipment Co.,
Ltd. 14,500 43,800
Yip's Chemical Holdings, Ltd. 96,000 18,817
Yixintang Pharmaceutical
Group Co., Ltd., Class A 32,800 63,993
Yizumi Holdings Co., Ltd.,
Class A 20,800 58,626
Yonfer Agricultural Technology
Co., Ltd., Class A 91,900 171,589
*Yonghui Superstores Co.,
Ltd., Class A 30,900 21,922
Yongjin Technology Group
Co., Ltd., Class A 26,600 59,687
YongXing Special Materials
Technology Co., Ltd., Class A 20,900 88,132
*Yonyou Network Technology
Co., Ltd., Class A 13,900 27,883
Yotrio Group Co., Ltd., Class A 107,000 51,343
Youngor Fashion Co., Ltd.,
Class A 88,900 91,550
Youngy Co., Ltd., Class A 13,200 49,329
Youzu Interactive Co., Ltd.,
Class A 29,100 37,689
YTO Express Group Co., Ltd.,
Class A 69,100 124,268
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 9,600 13,344
#Yuexiu Property Co., Ltd.,
Class A 1,019,344 617,808
Yuexiu Transport
Infrastructure, Ltd., Class A 338,639 150,221
*Yueyang Forest & Paper Co.,
Ltd., Class A 128,600 75,853
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 9,200 17,937
#Yum China Holdings, Inc. 122,600 5,732,622
Yum China Holdings, Inc.,
Class A 61,623 2,668,892
YUNDA Holding Group Co.,
Ltd., Class A 150,600 140,388
Yunnan Aluminium Co., Ltd.,
Class A 87,700 183,281
Yunnan Baiyao Group Co.,
Ltd., Class A 9,520 74,962
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 120,900 84,443
Shares Value†
CHINA — (Continued)
Yunnan Copper Co., Ltd.,
Class A 71,800 $ 114,908
Yunnan Energy Investment
Co., Ltd., Class A 22,500 33,720
Yunnan Energy New Material
Co., Ltd., Class A 16,000 60,936
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 12,900 32,954
Yunnan Nantian Electronics
Information Co., Ltd., Class A 12,700 29,457
Yunnan Tin Co., Ltd., Class A 60,400 114,519
Yunnan Yuntianhua Co., Ltd.,
Class A 47,300 145,219
Yusys Technologies Co., Ltd.,
Class A 33,400 110,305
Yutong Bus Co., Ltd., Class A 71,900 264,934
Yutong Heavy Industries Co.,
Ltd. 63,000 97,447
*Zai Lab, Ltd. 192,200 607,232
Zangge Mining Co., Ltd., Class
A 8,400 41,739
ZBOM Home Collection Co.,
Ltd., Class A 33,747 50,621
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class H 4,200 118,570
Zhaojin Mining Industry Co.,
Ltd., Class A 669,500 1,593,739
Zhefu Holding Group Co., Ltd.,
Class A 163,700 70,898
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 15,700 23,745
*Zhejiang Century Huatong
Group Co., Ltd., Class A 109,500 111,861
Zhejiang Cfmoto Power Co.,
Ltd., Class A 9,700 221,388
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 1,700 18,687
Zhejiang China Commodities
City Group Co., Ltd., Class A 174,300 367,379
Zhejiang Chint Electrics Co.,
Ltd., Class A 45,200 138,399
Zhejiang Communications
Technology Co., Ltd., Class A 124,240 65,765
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 80,000 48,287
Zhejiang Crystal-Optech Co.,
Ltd., Class A 91,800 247,385
Zhejiang Dahua Technology
Co., Ltd., Class A 20,400 44,092
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 36,100 69,835
Zhejiang Dingli Machinery Co.,
Ltd., Class A 10,200 60,977
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class H 57,000 88,480

154
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Zhejiang Expressway Co.,
Ltd., Class A 610,800 $ 504,097
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 18,200 37,910
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 24,700 30,021
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd., Class A 87,600 135,497
Zhejiang Hailiang Co., Ltd.,
Class A 63,100 82,940
Zhejiang Hailide New Material
Co., Ltd., Class A 126,200 85,369
Zhejiang HangKe Technology,
Inc. Co., Class A 22,517 52,785
Zhejiang Hangmin Co., Ltd.,
Class A 58,800 57,238
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 49,900 34,235
*Zhejiang Hisun
Pharmaceutical Co., Ltd.,
Class A 52,400 63,832
Zhejiang Huace Film &
Television Co., Ltd., Class A 36,800 36,430
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 58,910 116,229
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 9,700 20,125
Zhejiang Huangma
Technology Co., Ltd., Class A 29,000 48,126
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 33,600 156,515
Zhejiang International Group
Co., Ltd., Class A 13,900 19,436
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 98,700 116,027
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 18,900 111,479
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 7,800 19,390
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 35,300 133,081
Zhejiang Jingu Co., Ltd., Class
A 42,400 80,449
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 58,260 109,340
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 28,800 92,658
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 45,600 85,893
Shares Value†
CHINA — (Continued)
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 53,000 $ 114,115
Zhejiang Juhua Co., Ltd.,
Class A 18,600 64,982
Zhejiang Lante Optics Co.,
Ltd., Class A 17,188 56,197
Zhejiang Longsheng Group
Co., Ltd., Class A 83,700 113,009
Zhejiang Medicine Co., Ltd.,
Class A 95,700 175,395
Zhejiang Narada Power
Source Co., Ltd., Class A 46,200 89,628
Zhejiang NHU Co., Ltd., Class
A 133,600 406,134
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 24,700 51,450
Zhejiang Runtu Co., Ltd.,
Class A 81,000 77,512
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 16,900 62,272
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 13,200 80,036
Zhejiang Semir Garment Co.,
Ltd., Class A 82,500 63,748
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class H 13,500 9,615
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd., Class A 6,700 31,118
Zhejiang Southeast Space
Frame Co., Ltd., Class A 76,500 42,914
Zhejiang Sunoren Solar
Technology Co., Ltd. 38,500 42,824
*Zhejiang Sunriver Culture
Tourism Co., Ltd., Class A 33,200 44,004
Zhejiang Supor Co., Ltd.,
Class A 6,200 47,916
Zhejiang Taihua New Material
Group Co., Ltd., Class A 44,800 58,639
*Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 32,800 20,880
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 20,700 63,353
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 155,400 357,028
Zhejiang Wanliyang Co., Ltd.,
Class A 36,800 37,138
Zhejiang Wanma Co., Ltd.,
Class A 31,600 64,345
Zhejiang Wansheng Co., Ltd.,
Class A 21,200 27,632
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 22,704 60,809
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 30,800 46,836

155
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 36,208 $ 58,744
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 17,100 46,176
Zhejiang XCC Group Co., Ltd.,
Class A 10,200 52,436
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 69,500 85,810
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 41,100 42,834
Zhejiang Xinao Textiles, Inc.,
Class A 46,500 37,785
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 12,900 42,532
Zhejiang Yasha Decoration
Co., Ltd., Class A 101,500 50,379
Zhejiang Yinlun Machinery
Co., Ltd., Class A 47,500 166,014
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 10,500 22,680
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 26,500 78,991
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 5,300 33,382
Zhende Medical Co., Ltd.,
Class H 12,800 33,684
#Zhengzhou Coal Mining
Machinery Group Co., Ltd.,
Class A 243,000 405,486
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 75,300 48,452
Zhewen Interactive Group Co.,
Ltd., Class H 70,200 77,408
*Zhong An Group, Ltd. 1,718,000 28,136
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class A 582,400 842,654
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 68,200 27,474
Zhongji Innolight Co., Ltd.,
Class A 17,920 205,706
Zhongjin Gold Corp., Ltd.,
Class A 122,175 228,956
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 37,900 83,687
*Zhongnongfa Seed Industry
Group Co., Ltd., Class A 29,200 25,614
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 93,400 88,993
Zhongshan Public Utilities
Group Co., Ltd., Class A 34,900 40,979
Zhongsheng Group Holdings,
Ltd., Class A 623,000 941,566
Shares Value†
CHINA — (Continued)
Zhongtai Securities Co., Ltd.,
Class A 59,900 $ 50,238
*<Zhongtian Financial Group
Co., Ltd., Class A 226,243 –
Zhongtong Bus Holding Co.,
Ltd., Class A 45,000 68,553
*Zhongyu Energy Holdings,
Ltd., Class A 222,666 123,182
Zhongyuan Environment-
Protection Co., Ltd., Class A 59,900 67,121
ΩZhou Hei Ya International
Holdings Co., Ltd., Class A 812,500 264,033
Zhuhai Huafa Properties Co.,
Ltd., Class A 82,400 57,666
*Zhuhai Zhumian Group Co.,
Ltd., Class A 46,400 41,850
Zhuzhou CRRC Times Electric
Co., Ltd., Class A 193,500 777,274
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 14,700 67,910
Zhuzhou Kibing Group Co.,
Ltd., Class A 156,600 116,483
*Zhuzhou Smelter Group Co.,
Ltd., Class A 57,700 79,491
Zhuzhou Times New Material
Technology Co., Ltd., Class A 39,800 62,109
Zijin Mining Group Co., Ltd.,
Class H 1,905,000 4,171,264
ZJMI Environmental Energy
Co., Ltd., Class H 30,300 51,325
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 937,000 675,439
#ZTE Corp., Class H 284,200 839,256
ZTO Express Cayman, Inc. 235,550 4,443,881
ZTO Express Cayman, Inc.,
Class A, Sponsored ADR 51,064 944,684
ZWSOFT Co., Ltd., Class A 2,415 31,338
TOTAL CHINA 652,945,747
COLOMBIA — (0.0%)
Almacenes Exito SA 102,778 188,985
Bancolombia SA 18,386 218,074
Bancolombia SA, Sponsored
ADR 4,280 172,569
Celsia SA ESP 93,961 89,424
Cementos Argos SA 196,382 498,397
*Corp Financiera Colombiana
SA 21,908 85,890
Grupo Argos SA, Class A 70,486 366,783
Grupo Energia Bogota SA
ESP, Class O 171,584 119,021
Interconexion Electrica SA
ESP 44,387 229,082
Mineros SA, Class A 30,408 43,661
Promigas SA ESP 6,933 10,997
TOTAL COLOMBIA 2,022,883
CZECH — (0.0%)
CEZ A/S 21,681 1,102,728
*Komercni Banka A/S 16,285 790,427

156
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
CZECH — (Continued)
ΩMoneta Money Bank A/S,
Class F 89,123 $ 549,963
Philip Morris CR A/S 148 120,197
TOTAL CZECH 2,563,315
DENMARK — (1.6%)
*ALK-Abello A/S 84,416 1,954,357
Alm Brand A/S 532,133 1,266,009
Ambu A/S, Class B 99,984 1,792,431
AP Moller - Maersk A/S, Class
A 890 1,522,995
AP Moller - Maersk A/S, Class
B 517 878,800
*Bang & Olufsen A/S 55,832 110,041
*Bavarian Nordic A/S 53,547 1,275,171
Carlsberg A/S, Class B 30,383 4,145,503
cBrain A/S 4,958 128,529
Chemometec A/S 5,442 390,736
#Coloplast A/S, Class B 23,966 2,708,538
Columbus A/S 35,018 62,404
D/S Norden A/S 16,630 452,893
Danske Bank A/S 145,650 5,095,737
*Demant A/S 45,386 1,648,025
*Dfds A/S 25,345 352,258
DSV A/S 39,177 8,294,333
FLSmidth & Co. A/S,
Registered 32,404 1,529,028
Foroya Banki P/F 2,055 54,932
*Genmab A/S 20,329 4,303,941
*Genmab A/S, Class S, ADR 1,020 21,573
*GN Store Nord A/S 97,182 1,459,184
GronlandsBANKEN A/S 233 27,149
H Lundbeck A/S, Class A 162,191 774,215
H Lundbeck A/S, Class A 37,500 155,073
*H+H International A/S, Class
B 17,426 319,035
#Harboes Bryggeri A/S, Class
B 1,085 23,853
*Huscompagniet A/S 3,769 29,048
ISS A/S 109,244 2,748,800
Jeudan A/S 2,817 84,534
Jyske Bank A/S, Registered 31,566 2,589,052
Matas A/S 29,511 610,406
Ω*Netcompany Group A/S 34,382 1,544,858
*Nilfisk Holding A/S, Class B 5,321 70,429
*NKT A/S 42,610 3,468,924
Novo Nordisk A/S, Class B 389,104 25,786,374
#Novo Nordisk A/S, Class B,
Sponsored ADR 55,018 3,655,946
Novonesis Novozymes B 124,202 8,060,753
Ω#*Orsted A/S 18,367 732,392
Pandora A/S 73,468 10,879,009
Parken Sport & Entertainment
A/S 2,697 55,021
Per Aarsleff Holding A/S 10,104 812,574
Ringkjoebing Landbobank A/S 21,671 4,149,060
*ROCKWOOL A/S, Class A 76,280 3,473,901
*ROCKWOOL A/S, Class B 20,980 955,459
Royal Unibrew A/S 31,713 2,528,655
Shares Value†
DENMARK — (Continued)
*RTX A/S 2,195 $ 20,862
ΩScandinavian Tobacco
Group A/S 37,107 541,448
Schouw & Co. A/S 8,788 800,436
Solar A/S, B Shares 3,253 125,850
SP Group A/S 3,962 162,331
*Spar Nord Bank A/S 45,588 1,467,881
Sparekassen Sjaelland-Fyn
A/S 6,127 265,501
Svitzer Group A/S 1,104 46,343
Sydbank A/S 51,257 3,278,974
Tivoli A/S 560 52,550
#TORM PLC, Class A 29,125 485,975
*Trifork Group AG 786 11,134
Tryg A/S 135,549 3,245,520
Vestas Wind Systems A/S 159,785 2,123,668
Vestjysk Bank A/S 166,110 108,540
*Zealand Pharma A/S 14,048 987,679
TOTAL DENMARK 126,706,630
EGYPT — (0.0%)
Commercial International
Bank - Egypt (CIB), Registered
Shares, GDR 181,344 282,897
TOTAL EGYPT 282,897
FINLAND — (1.0%)
Aktia Bank OYJ 26,733 303,584
Alma Media OYJ 15,630 205,214
Anora Group OYJ 14,359 53,538
Aspo OYJ 17,421 102,977
Atria OYJ 7,160 105,402
#Citycon OYJ 21,403 85,982
Digia OYJ 1,095 8,290
Elisa OYJ 78,754 4,209,404
ΩEnento Group OYJ 5,279 102,136
#eQ OYJ 843 9,772
Finnair OYJ 10,540 28,420
#Fiskars OYJ Abp 13,847 230,442
#Fortum OYJ 191,900 3,216,512
F-Secure OYJ 41,180 91,001
Gofore OYJ 3,040 54,462
Harvia OYJ 6,835 315,838
Hiab OYJ, Class B 25,522 1,213,289
HKFoods OYJ 7,105 9,450
Huhtamaki OYJ 63,586 2,343,365
Kalmar OYJ, Class B 25,522 808,859
Kamux Corp. 5,076 13,444
Kemira OYJ 91,435 1,886,490
Kesko OYJ, Class A 168,388 3,866,588
Kesko OYJ, Class B 44,958 1,006,789
*Kojamo OYJ 44,373 517,021
Kone OYJ, Class B 65,607 4,064,546
Konecranes OYJ 44,595 2,980,773
Lassila & Tikanoja OYJ, Class
A 19,409 208,718
*Lindex Group OYJ 70,822 212,539
Mandatum OYJ 162,228 1,145,942
Marimekko OYJ 20,169 279,253
Metsa Board OYJ 76,545 279,311

157
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
FINLAND — (Continued)
#Metsa Board OYJ 4,065 $ 27,725
Metso OYJ, Class B 353,729 3,843,290
Neste OYJ, Registered 59,951 623,976
Nokia OYJ 1,050,611 5,241,709
Nokian Renkaat OYJ, Class B 62,529 497,915
Nordea Bank Abp 783,353 10,841,563
Olvi OYJ, A Shares 6,636 249,312
Oma Saastopankki OYJ 5,501 56,905
*Optomed Oy 3,636 15,789
Oriola OYJ, Class B 69,745 86,577
Orion OYJ, Class A 15,199 944,560
Orion OYJ, Class B 75,046 4,704,771
#Outokumpu OYJ 301,241 1,155,379
Pihlajalinna OYJ 10,710 169,227
Ponsse OYJ 3,963 122,084
Puuilo OYJ 55,882 796,590
#*QT Group OYJ 17,156 1,116,495
Raisio OYJ, Class V 76,093 212,355
Revenio Group OYJ 9,474 296,163
Sampo OYJ, A Shares 372,009 3,728,970
Sampo OYJ, A Shares 152,165 1,519,460
Sanoma OYJ 71,394 786,413
Scanfil OYJ 9,386 93,039
Stora Enso OYJ, Class B 336,687 3,125,368
Taaleri PLC 10,708 87,154
#Talenom OYJ 8,395 33,973
ΩTerveystalo OYJ 59,360 825,925
TietoEVRY OYJ 53,021 951,087
Tokmanni Group Corp. 30,201 476,789
#UPM-Kymmene OYJ 166,865 4,423,430
Vaisala OYJ, A Shares 12,207 650,106
#Valmet OYJ 87,387 2,666,212
Wartsila OYJ Abp 132,710 2,452,955
#*WithSecure OYJ 40,556 43,244
#*YIT OYJ 92,636 270,210
TOTAL FINLAND 83,096,071
FRANCE — (5.3%)
*74Software SA 7,068 273,978
ABC arbitrage 5,372 36,762
Accor SA 64,880 3,182,417
Aeroports de Paris SA 12,090 1,509,017
*Air France-KLM 9,524 82,952
Air Liquide SA 36,760 7,545,056
Airbus SE 63,320 10,591,002
AKWEL SADIR, Class B 7,581 63,599
*Alstom SA 180,818 4,361,666
Alten SA 16,103 1,353,662
ΩAmundi SA 25,157 1,983,219
Ω*Aramis Group SAS 9,232 83,956
Arkema SA 44,412 3,364,851
#Assystem SA 2,834 123,063
Aubay 3,005 157,133
*AXA SA 160,617 7,589,916
ΩAyvens SA 11,228 113,786
*Bastide le Confort Medical 1,973 61,116
Beneteau SACA 24,799 226,227
BioMerieux 10,460 1,411,392
BNP Paribas SA 110,351 9,319,059
Shares Value†
FRANCE — (Continued)
Boiron SA, Class A 3,504 $ 96,791
Bollore SE, Class A 244,593 1,512,545
Bonduelle SCA 7,341 68,595
*Bouygues SA 135,648 5,967,463
Bureau Veritas SA 131,410 4,164,728
*Canal+ SA 276,979 630,784
Capgemini SE 41,102 6,534,176
Carrefour SA 382,746 5,915,007
#Catana Group 9,755 37,647
CBo Territoria 13,570 57,384
*Cegedim SA 3,847 52,258
Cie de Saint-Gobain SA 194,066 21,067,754
Cie des Alpes, Registered 13,269 261,247
Cie Generale des
Etablissements Michelin SCA 328,973 12,030,307
*Claranova SE, Registered 16,550 44,681
Coface SA 91,142 1,865,940
Credit Agricole SA 178,783 3,351,292
*Danone SA 120,886 10,438,218
Dassault Aviation SA 5,151 1,856,163
Dassault Systemes SE 21,144 789,325
Derichebourg SA 54,876 377,713
Edenred SE 23,415 728,774
Eiffage SA, Class P 62,624 8,524,752
Electricite de Strasbourg SA,
Class B 2 317
Ω*Elior Group SA 83,716 253,518
Elis SA 155,152 3,978,890
Engie SA 822,693 17,006,561
Equasens 2,011 88,583
#Eramet SA 5,164 285,291
*EssilorLuxottica SA, Class B 16,963 4,872,741
Esso SA Francaise 2,291 367,987
Etablissements Maurel et
Prom SA 71,469 369,653
#*Euroapi SA 29,910 93,297
Eurofins Scientific SE 68,317 4,308,545
ΩEuronext NV 28,250 4,720,643
Exel Industries SA, Class A 538 21,588
Ω*FDJ UNITED 67,883 2,426,102
Fnac Darty SA 8,044 280,310
Forvia SE 119,139 917,683
Gaztransport Et Technigaz SA 27,240 4,452,782
Getlink SE 148,046 2,807,102
GL Events SACA 6,535 163,431
Groupe Crit SA 2,025 156,531
Groupe SFPI 7,866 19,314
#Guerbet 2,676 60,991
Hermes International SCA,
Class B 3,203 8,705,664
*ID Logistics Group SACA 2,255 1,012,533
Imerys SA 24,013 799,251
Infotel SA 2,290 114,018
Interparfums SA 3,130 123,766
Ipsen SA 20,946 2,431,041
IPSOS SA 25,949 1,226,509
#Jacquet Metals SACA 7,139 168,392
*JCDecaux SE 43,886 763,777

158
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
FRANCE — (Continued)
Kaufman & Broad SA 9,312 $ 365,727
Kering SA, Class A 8,590 1,741,435
Laurent-Perrier 1,114 122,835
Lectra 6,490 167,839
Legrand SA 41,402 4,532,241
Linedata Services 469 39,239
LISI SA 11,105 349,043
LNA Sante SA 1,983 51,621
*L'Oreal SA 17,982 7,910,690
*Louis Hachette Group 268,963 421,621
#*Lumibird 1,673 21,490
LVMH Moet Hennessy Louis
Vuitton SE 37,984 21,066,720
ΩMaisons du Monde SA 1,045 3,261
Manitou BF SA 5,978 137,949
Mersen SA 11,908 255,026
*Metropole Television SA 17,139 268,862
#*Nacon SA 896 499
Neurones 914 49,664
Nexans SA 25,882 2,830,338
#*Nexity SA 23,914 249,687
NRJ Group 11,750 88,689
Oeneo SA 10,234 106,098
Opmobility, Registered 38,372 428,125
Orange SA 1,062,281 15,438,516
Pernod Ricard SA 10,914 1,181,347
*Pierre Et Vacances SA 59,705 93,660
Pluxee NV 25,715 578,200
Publicis Groupe SA 69,143 7,015,692
#Publicis Groupe SA, ADR 1,600 40,544
Quadient SA 22,188 420,202
Renault SA 101,512 5,380,817
Rexel SA 227,063 6,295,404
Robertet SA, Class A 245 227,538
Rubis SCA 34,739 1,127,823
SA d'Explosifs et de Produits
Chimiques 64 14,841
Safran SA, Class B 35,066 9,287,687
Sanofi SA 82,082 8,948,123
Sanofi SA, Sponsored ADR 3,669 201,611
Sartorius Stedim Biotech 3,526 826,488
Savencia SA 2,527 191,888
Schneider Electric SE 30,718 7,130,403
SCOR SE 116,991 3,667,855
SEB SA 19,677 1,849,821
Seche Environnement SACA 1,874 193,003
SES SA 220,283 1,166,396
Ω*SMCP SA 3,659 13,164
Societe BIC SA 14,926 967,127
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 126 14,552
Societe Generale SA 147,588 7,650,350
*Societe LDC SADIR 3,491 303,980
Sodexo SA 54,979 3,493,607
*SOITEC 6,462 364,420
Sopra Steria Group 11,453 2,343,458
SPIE SA 119,229 5,833,371
Shares Value†
FRANCE — (Continued)
*Stef SA 2,637 $ 380,697
STMicroelectronics NV 44,824 1,009,903
#STMicroelectronics NV,
Sponsored ADR 142,276 3,231,088
Sword Group 3,556 126,322
*Synergie SE 6,848 237,426
Technip Energies NV 112,421 3,846,620
Teleperformance SE 35,575 3,900,835
Television Francaise 1 SA 33,011 315,213
TFF Group 1,910 45,378
Thales SA 19,104 5,318,369
Thermador Groupe 3,105 233,307
TotalEnergies SE 741,391 43,116,476
#TotalEnergies SE, Sponsored
ADR 9,460 537,801
Trigano SA 6,596 782,043
*Ubisoft Entertainment SA 63,042 742,429
Valeo SE 151,753 1,495,277
*Vallourec SACA 156,225 2,895,588
Veolia Environnement SA 80,454 2,943,060
Veolia Environnement SA,
ADR 26,622 488,511
ΩVerallia SA 44,650 1,490,194
Vetoquinol SA 1,714 144,960
Vicat SACA 12,989 726,451
VIEL & Cie SA 14,478 222,181
Vinci SA 110,762 15,436,423
Virbac SACA 1,643 579,262
*Viridien 4,676 277,945
Vivendi SE 268,963 835,904
#*Voltalia SA, Class A 11,391 94,526
#Wavestone 3,361 179,378
Ω*Worldline SA 8,206 45,428
Ω*X-Fab Silicon Foundries SE 45,042 249,966
TOTAL FRANCE 428,203,732
GERMANY — (5.8%)
1&1 AG 32,942 585,669
7C Solarparken AG 54,747 125,090
Adesso SE 1,476 164,093
adidas AG 30,140 6,910,581
Adtran Networks SE 2,251 51,944
AIXTRON SE 23,008 309,014
All for One Group SE 1,391 89,497
Allgeier SE 4,057 93,619
Allianz SE, ADR 29,967 1,237,937
Allianz SE, Registered 39,361 16,291,168
AlzChem Group AG 4,537 582,791
Amadeus Fire AG 3,666 311,716
Atoss Software SE 5,543 832,994
ΩAumann AG 2,443 36,935
Aurubis AG 22,885 1,991,414
Ω*Auto1 Group SE 12,455 298,172
*BASF SE 425,716 21,597,937
*Basler AG 3,747 37,909
Bayer AG, Registered 551,369 14,434,498
Bayerische Motoren Werke AG 97,210 8,210,416
#*BayWa AG 10,175 93,226
Bechtle AG 55,505 2,359,767

159
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
GERMANY — (Continued)
ΩBefesa SA 16,693 $ 506,654
Beiersdorf AG, Class B 16,588 2,338,197
Bertrandt AG, Class B 3,738 80,734
Bijou Brigitte AG 2,340 112,784
Bilfinger SE 17,169 1,455,959
Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 58,038 216,397
Brenntag SE 71,503 4,761,448
ΩBrockhaus Technologies AG 1,827 29,803
CANCOM SE 19,535 598,463
Carl Zeiss Meditec AG, Class
BR 422 28,831
*CECONOMY AG 133,938 475,794
CENIT AG 4,236 39,870
Cewe Stiftung & Co. KGAA 4,125 478,288
*Commerzbank AG 491,624 12,976,594
Continental AG 79,184 6,160,456
*Covestro AG 92,720 6,260,734
CTS Eventim AG & Co. KGaA 40,446 4,772,416
Daimler Truck Holding AG 251,161 10,038,446
Dermapharm Holding SE 9,354 409,377
Deutsche Bank AG,
Registered 31,582 825,002
Deutsche Bank AG,
Registered Sponsored 481,336 12,615,817
Deutsche Boerse AG 43,655 14,068,651
Deutsche Lufthansa AG,
Registered 211,299 1,517,068
Deutsche Post AG 299,520 12,771,394
Deutsche Telekom AG 915,742 32,894,677
Deutsche Wohnen SE 13,840 351,624
Deutz AG 49,807 384,437
Draegerwerk AG & Co. KGaA 1,544 86,704
Duerr AG 36,796 867,929
ΩDWS Group GmbH & Co.
KGaA 26,499 1,389,262
E.ON SE 701,495 12,292,310
Eckert & Ziegler SE 5,831 397,704
EDAG Engineering Group AG 9,082 68,138
Elmos Semiconductor SE 5,908 399,598
ElringKlinger AG 17,171 95,156
Energiekontor AG 4,516 216,893
Evonik Industries AG 153,665 3,449,908
#*Evotec SE 39,698 330,779
Fabasoft AG 3,548 69,169
Fielmann Group AG 15,885 902,865
flatexDEGIRO AG 69,249 1,818,406
#*Fraport AG Frankfurt Airport
Services Worldwide 24,307 1,609,506
Freenet AG 93,331 3,887,289
Fresenius Medical Care AG 91,615 4,635,425
*Fresenius SE & Co. KGaA 84,296 4,005,425
Friedrich Vorwerk Group SE 4,557 310,292
FUCHS SE 16,342 626,966
GEA Group AG, Registered 95,122 6,195,852
Gerresheimer AG 41,321 2,790,119
Gesco SE 3,081 56,388
GFT Technologies SE 13,354 376,468
Shares Value†
GERMANY — (Continued)
*Grand City Properties SA 27,482 $ 328,022
H&R GmbH & Co. KGaA 7,950 36,781
Hannover Rueck SE 18,473 5,930,175
ΩHapag-Lloyd AG 7,908 1,238,743
Hawesko Holding SE 668 18,756
Heidelberg Materials AG 67,055 13,282,180
*Heidelberger Druckmaschinen
AG 180,750 248,616
*Hella GmbH & Co. KGaA 7,315 735,076
*HelloFresh SE, Registered 121,251 1,261,716
Henkel AG & Co. KGaA 18,874 1,332,358
Hensoldt AG 34,750 2,694,043
HOCHTIEF AG 12,867 2,428,012
Hornbach Holding AG & Co.
KGaA 8,369 942,785
HUGO BOSS AG 24,137 1,003,399
Indus Holding AG 12,997 365,665
Infineon Technologies AG 393,989 12,938,891
Infineon Technologies AG,
Sponsored ADR 28,244 931,205
Init Innovation in Traffic
Systems SE 2,006 89,389
ΩInstone Real Estate Group
SE 23,634 218,152
IVU Traffic Technologies AG 5,129 109,320
Jenoptik AG 36,176 716,365
ΩJOST Werke SE 9,239 520,396
K+S AG, Class B 95,655 1,666,922
KION Group AG 53,188 2,250,378
Kloeckner & Co. SE 24,344 195,095
Knorr-Bremse AG 31,551 3,127,484
*Koenig & Bauer AG 7,211 133,449
Kontron AG 29,573 715,373
Krones AG 11,420 1,666,850
KSB SE & Co. KGaA 38 36,501
KWS Saat SE & Co. KGaA 7,843 494,813
LANXESS AG 59,510 1,773,732
*LEG Immobilien SE,
Registered 28,705 2,432,600
Leifheit AG, Registered 3,295 81,279
*Medios AG 9,151 121,500
Mercedes-Benz Group AG 168,687 10,061,392
Merck KGaA 8,892 1,232,164
MLP SE, Registered 56,310 510,163
MTU Aero Engines AG, Class
R 17,763 6,136,383
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 28,750 19,661,248
#Mutares SE & Co. KGaA 15,740 572,559
#*Nagarro SE 4,308 306,070
Nemetschek SE, Registered 28,296 3,740,849
*Nordex SE 55,904 1,047,922
Norma Group SE 16,382 204,472
*Pentixapharm Holding AG 5,831 19,222
Pfeiffer Vacuum Technology
AG 1,907 337,307
#PNE AG 7,503 131,347

160
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
GERMANY — (Continued)
ProCredit Holding AG, Class B 10,360 $ 119,534
*ProSiebenSat.1 Media SE 91,483 639,039
Puma SE 83,007 2,129,667
#*PVA TePla AG 12,119 224,278
PWO AG 1,010 33,066
*q.beyond AG 60,973 55,449
*QIAGEN NV 10,864 466,262
*QIAGEN NV 39,310 1,680,503
*R Stahl AG 845 17,098
Rational AG 2,899 2,479,820
Rheinmetall AG 16,210 27,621,678
#RTL Group SA 22,780 932,227
RWE AG 116,285 4,520,799
SAF-Holland SE 2,392 43,288
Salzgitter AG, Class D 18,822 464,719
SAP SE 31,638 9,181,745
SAP SE, Sponsored ADR 1,111 324,623
Schaeffler AG, Class A 139,499 598,782
Schloss Wachenheim AG 321 5,364
Secunet Security Networks AG 877 204,371
#*SGL Carbon SE, Registered 29,824 118,828
Siemens AG, Registered 70,007 16,071,290
*Siemens Energy AG 117,745 9,040,011
ΩSiemens Healthineers AG 28,425 1,530,950
Siltronic AG 13,226 535,234
Sixt SE 9,648 915,776
SMA Solar Technology AG 6,807 117,461
Stabilus SE 18,549 512,380
STRATEC SE 2,245 61,248
Stroeer SE & Co. KGaA 21,186 1,264,369
Suedzucker AG 50,200 677,931
*Surteco Group SE 3,313 60,445
SUSS MicroTec SE 12,182 463,351
Symrise AG 41,139 4,748,966
*TAG Immobilien AG 93,101 1,513,407
Takkt AG 16,965 146,566
Talanx AG 30,306 3,476,043
Ω*TeamViewer SE, Class R 77,974 1,193,941
Technotrans SE 1,979 40,493
thyssenkrupp AG 272,445 3,103,216
*TUI AG 296,418 2,273,088
*<TUI AG 247 1,894
United Internet AG 61,182 1,383,324
#Verbio SE 11,970 141,104
Volkswagen AG, Registered,
Class R 7,635 849,250
*Vonovia SE, Class R 97,328 3,235,047
Vossloh AG, Class A 7,791 612,865
Wacker Chemie AG 8,510 638,468
Wacker Neuson SE 19,874 533,166
Washtec AG 4,262 205,905
*Westwing Group SE 450 3,908
Wuestenrot &
Wuerttembergische AG 13,717 221,418
Ω*Zalando SE 85,131 3,093,825
Zeal Network SE 1,564 79,649
TOTAL GERMANY 467,329,101
Shares Value†
GREECE — (0.2%)
Aegean Airlines SA 22,986 $ 308,326
*Aktor SA Holding Company
Technical And Energy Projects 11,066 62,205
Alpha Services and Holdings
SA 662,664 1,602,989
Athens Water Supply &
Sewage Co. SA 11,863 78,350
#Autohellas Tourist and
Trading SA 13,258 170,905
Avax SA 23,283 52,828
#Bank of Greece, Class A 9,368 145,892
Ellaktor SA 42,711 62,923
ElvalHalcor SA 34,777 78,038
Eurobank Ergasias Services
and Holdings SA 328,372 926,101
*<FF Group 3,954 –
Fourlis Holdings SA, Class A 19,598 88,778
GEK TERNA SA, Class A 22,240 462,143
Hellenic Exchanges - Athens
Stock Exchange SA 14,293 85,462
Hellenic Telecommunications
Organization SA, Class A 23,817 452,677
HELLENiQ ENERGY Holdings
S.A., Class A 56,970 493,801
Holding Co. ADMIE IPTO SA 46,081 150,862
Ideal Holdings SA 8,412 60,051
JUMBO SA, Class A 28,495 900,490
Kri-Kri Milk Industry SA 5,826 100,930
*LAMDA Development SA,
Class A 18,873 142,025
Metlen Energy & Metals SA 17,358 820,840
Motor Oil Hellas Corinth
Refineries SA 49,554 1,199,841
National Bank of Greece SA 72,244 763,255
OPAP SA, Class A 20,375 453,267
Piraeus Financial Holdings SA 172,740 963,943
Piraeus Port Authority SA 3,714 166,765
Profile Systems & Software SA 1,876 11,793
Public Power Corp. SA 23,560 352,717
Quest Holdings SA 12,194 87,605
Sarantis SA 10,648 163,406
Thrace Plastics Holding and
Co., Class A 12,376 53,249
Titan Cement International SA,
Class A 26,373 1,221,666
TOTAL GREECE 12,684,123
HONG KONG — (1.0%)
AIA Group, Ltd. 1,579,600 11,834,727
Analogue Holdings, Ltd. 102,000 9,865
ASMPT, Ltd. 115,800 779,496
Associated International
Hotels, Ltd. 38,000 24,795
*Bank of East Asia, Ltd. (The) 612,296 843,272
BOC Hong Kong Holdings, Ltd. 530,500 2,202,806
Bright Smart Securities &
Commodities Group, Ltd. 576,000 508,801
ΩBudweiser Brewing Co.
APAC, Ltd. 272,900 289,275
Build King Holdings, Ltd. 460,000 67,030

161
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
HONG KONG — (Continued)
Cafe de Coral Holdings, Ltd. 272,000 $ 250,088
#Cathay Pacific Airways, Ltd. 768,271 884,710
*Century City International
Holdings, Ltd. 196,000 1,163
Cheuk Nang Holdings, Ltd. 24,781 4,602
Chevalier International
Holdings, Ltd. 34,349 17,408
*<China Com Rich Rene Ene
Invest 710,000 –
*China Energy Development
Holdings, Ltd. 3,368,000 18,676
*Chinese Estates Holdings,
Ltd. 256,000 42,586
Chow Sang Sang Holdings
International, Ltd. 253,000 247,953
CITIC Telecom International
Holdings, Ltd. 1,264,000 384,675
CK Asset Holdings, Ltd. 332,843 1,362,756
CK Hutchison Holdings, Ltd. 430,760 2,433,013
CK Infrastructure Holdings,
Ltd. 111,500 751,989
*CK Life Sciences Int'l
Holdings, Inc. 906,000 105,149
CLP Holdings, Ltd. 110,500 944,737
#*C-Mer Medical Holdings, Ltd. 250,000 54,483
CN Logistics International
Holdings, Ltd. 51,000 22,361
#*Cowell e Holdings, Inc. 157,000 450,469
ΩCrystal International Group,
Ltd. 386,000 223,993
CTF Services, Ltd. 101,000 95,599
Dah Sing Banking Group, Ltd. 209,596 226,227
Dah Sing Financial Holdings,
Ltd. 141,500 516,390
Dream International, Ltd. 74,000 55,347
Eagle Nice International
Holdings, Ltd. 118,000 51,432
EC Healthcare 316,000 26,080
Emperor International
Holdings, Ltd. 603,333 15,560
*Esprit Holdings, Ltd. 1,805,000 22,811
ΩESR Group, Ltd. 750,400 1,196,042
Fairwood Holdings, Ltd. 72,000 47,816
*Far East Consortium
International, Ltd. 685,927 78,723
First Pacific Co., Ltd. 1,444,400 972,284
Ω#*FIT Hon Teng, Ltd. 1,045,000 261,428
FSE Lifestyle Services, Ltd. 65,000 46,269
Galaxy Entertainment Group,
Ltd. 229,000 832,759
Giordano International, Ltd.,
Registered 698,000 134,115
Gold Peak Technology Group,
Ltd. 262,000 17,907
Golden Resources
Development International,
Ltd. 316,000 14,059
Great Eagle Holdings, Ltd. 128,611 215,604
Shares Value†
HONG KONG — (Continued)
*<Greentech Technology
International, Ltd. 158,000 $ 2,139
Guoco Group, Ltd. 3,000 24,237
#Guotai Junan International
Holdings, Ltd. 1,363,000 175,764
Hang Lung Group, Ltd. 405,000 581,802
*Hang Lung Properties, Ltd. 1,139,535 936,057
Hang Seng Bank, Ltd. 51,700 722,028
*Hanison Construction
Holdings, Ltd. 215,208 7,077
Haosen Fintech Group, Ltd. 8,000 12,111
Harbour Centre Development,
Ltd. 21,000 10,453
Henderson Land Development
Co., Ltd. 245,486 696,441
HK Electric Investments & HK
Electric Investments, Ltd. 546,500 380,556
HKBN, Ltd. 795,500 520,096
*HKR International, Ltd. 378,960 42,515
HKT Trust & HKT, Ltd., Class
SS 2,055,000 2,925,606
Hon Kwok Land Investment
Co., Ltd. 20,000 2,863
Hong Kong & China Gas Co.,
Ltd. 1,101,765 993,119
Hong Kong Exchanges &
Clearing, Ltd. 110,890 4,873,343
*Hong Kong Technology
Venture Co., Ltd. 184,670 49,295
*Hongkong & Shanghai Hotels,
Ltd. (The) 322,962 223,646
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 372,000 48,451
Hysan Development Co., Ltd. 198,000 323,247
IGG, Inc. 464,000 223,782
ΩImpro Precision Industries,
Ltd. 196,000 58,385
International Housewares
Retail Co., Ltd. 207,000 25,359
Jacobson Pharma Corp., Ltd. 30,000 4,720
Johnson Electric Holdings, Ltd. 386,681 706,075
Karrie International Holdings,
Ltd. 328,000 30,454
Kerry Properties, Ltd., Class B 336,000 789,446
KLN Logistics Group Ltd 412,250 332,790
#Kowloon Development Co.,
Ltd. 190,941 74,114
*Lai Sun Development Co.,
Ltd. 139,920 10,104
Liu Chong Hing Investment,
Ltd. 88,000 45,846
Luk Fook Holdings
International, Ltd., Registered 194,000 423,289
Man Wah Holdings, Ltd. 1,115,600 592,708
*MECOM Power and
Construction, Ltd. 769,500 12,007
#*Melco International
Development, Ltd. 122,000 50,973

162
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
HONG KONG — (Continued)
*Melco Resorts &
Entertainment, Ltd., Sponsored
ADR 11,953 $ 61,558
MGM China Holdings, Ltd.,
Class B 222,800 288,459
*<MH Development, Ltd. 34,000 –
*Midland Holdings, Ltd., Class
B 194,000 24,767
Modern Dental Group, Ltd.,
Class B 198,000 106,472
*Mongolian Mining Corp. 612,000 505,877
MTR Corp., Ltd. 75,585 261,219
*NagaCorp, Ltd. 718,423 305,724
Nameson Holdings, Ltd. 746,000 73,112
National Electronics Hldgs 30,800 1,529
*New Focus Auto Tech
Holdings, Ltd. 6,096,000 33,802
#*New World Development
Co., Ltd. 856,602 525,801
*<NewOcean Energy Holdings,
Ltd. 346,000 –
#Nissin Foods Co., Ltd. 110,000 94,755
Oriental Watch Holdings,
Class B 330,000 149,367
Pacific Basin Shipping, Ltd. 2,989,000 670,672
Pacific Textiles Holdings, Ltd. 531,000 84,224
*Paliburg Holdings, Ltd. 156,000 8,147
Paradise Entertainment, Ltd. 132,000 27,746
PAX Global Technology, Ltd. 371,000 223,422
PCCW, Ltd. 2,806,954 1,871,375
Perfect Medical Health
Management, Ltd. 245,000 68,558
Pico Far East Holdings, Ltd. 534,000 131,525
Plover Bay Technologies, Ltd. 112,000 76,836
Power Assets Holdings, Ltd. 179,500 1,188,611
*PRADA SpA 113,500 709,860
*Public Financial Holdings, Ltd. 128,000 21,458
*Regal Hotels International
Holdings, Ltd. 188,000 15,516
ΩRegina Miracle International
Holdings, Ltd. 170,000 37,268
Sa Sa International Holdings,
Ltd., Class B 700,000 53,258
ΩSamsonite Group SA 851,100 1,529,954
*Sands China, Ltd. 287,600 518,479
SAS Dragon Holdings, Ltd. 216,000 113,088
*Shandong Hi-Speed Holdings
Group, Ltd. 253,000 206,845
Shangri-La Asia, Ltd. 703,166 393,534
*Shenwan Hongyuan HK, Ltd. 205,000 30,137
*Shun Tak Holdings, Ltd.,
Registered 778,000 56,183
SITC International Holdings
Co., Ltd. 1,121,000 3,100,758
*SJM Holdings, Ltd. 990,376 275,860
SmarTone
Telecommunications Holdings,
Ltd. 319,586 175,151
Shares Value†
HONG KONG — (Continued)
*Solomon Systech
International, Ltd. 646,000 $ 32,489
Soundwill Holdings, Ltd. 40,500 42,564
*South China Holdings Co.,
Ltd. 1,160,000 4,487
Stella International Holdings,
Ltd. 357,500 640,805
Sun Hung Kai Properties, Ltd. 125,588 1,192,768
SUNeVision Holdings, Ltd. 500,000 415,877
Swire Pacific, Ltd., Class A 157,500 216,914
Swire Pacific, Ltd., Class A 125,500 1,085,928
Swire Properties, Ltd. 112,800 249,319
Tai Hing Group Holdings, Ltd. 26,000 3,286
Tai Sang Land Development,
Ltd. 20,710 4,460
Tao Heung Holdings, Ltd. 144,000 5,849
Techtronic Industries Co., Ltd.,
Class B 208,500 2,107,934
#*Television Broadcasts, Ltd. 189,200 75,146
Texhong International Group,
Ltd. 239,500 104,390
#*Theme International
Holdings, Ltd. 2,920,000 146,853
*Tongda Group Holdings, Ltd. 3,960,000 38,299
Town Health International
Medical Group, Ltd. 1,368,000 43,926
*Transport International
Holdings, Ltd. 185,496 215,045
Tycoon Group Holdings, Ltd. 120,000 7,737
United Laboratories
International Holdings, Ltd.
(The) 966,500 1,732,414
*<Untrade CW Group Hold 210,000 –
*<Untrade Huiyuan Juice 306,500 13,857
*<Untrade.Fuguiniao, Class H 53,000 –
*<Untrade.Gold Finance
Holding 62,000 –
*<Untrade.Tech Pro 2,780,000 –
Value Partners Group, Ltd. 907,000 159,067
Vedan International Holdings,
Ltd. 152,000 12,153
Vesync Co., Ltd. 211,000 151,556
#Vitasoy International
Holdings, Ltd. 474,000 611,242
Viva Goods Company, Ltd. 224,000 10,399
*Vobile Group, Ltd. 484,000 203,469
VSTECS Holdings, Ltd. 423,600 325,018
VTech Holdings, Ltd. 92,300 621,308
ΩWH Group, Ltd. 5,047,708 4,517,401
Wharf Real Estate Investment
Co., Ltd. 365,000 875,469
Wing Tai Properties, Ltd. 102,000 19,861
Wynn Macau, Ltd., Class B 595,200 398,350
*Xingye Alloy Materials Group,
Ltd. 89,000 11,362
#*Xinyi Glass Holdings, Ltd. 1,256,240 1,177,720
Yue Yuen Industrial Holdings,
Ltd. 457,500 657,221
*Zensun Enterprises, Ltd. 105,000 1,164

163
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
HONG KONG — (Continued)
#*Zhaobangji Lifestyle
Holdings, Ltd. 440,000 $ 7,830
TOTAL HONG KONG 78,680,072
HUNGARY — (0.1%)
*4iG Nyrt, Class A 20,975 106,121
*Magyar Telekom
Telecommunications PLC 182,914 867,854
*MASTERPLAST Nyrt 1,030 6,948
MOL Hungarian Oil & Gas PLC 172,706 1,463,112
Opus Global Nyrt 106,523 164,677
OTP Bank Nyrt, Class A 35,088 2,591,856
Richter Gedeon Nyrt 27,412 832,131
TOTAL HUNGARY 6,032,699
INDIA — (5.8%)
360 ONE WAM, Ltd., Class A 30,886 360,485
Aarti Drugs, Ltd. 19,961 82,458
*Aarti Industries, Ltd. 50,949 254,040
Aarti Pharmalabs, Ltd. 19,291 162,886
ABB India, Ltd. 6,072 396,912
ACC, Ltd., Class A 28,047 626,780
*Action Construction
Equipment, Ltd. 13,202 182,598
*Adani Energy Solutions, Ltd. 23,936 254,889
*Adani Enterprises, Ltd. 2,683 73,084
*Adani Green Energy, Ltd. 23,592 251,520
*Adani Ports & Special
Economic Zone, Ltd. 96,678 1,392,088
*Adani Power, Ltd. 173,430 1,092,203
Adani Total Gas, Ltd. 27,919 198,346
ADF Foods, Ltd. 21,335 56,093
*Aditya Birla Fashion and
Retail, Ltd. 94,181 293,801
Aditya Birla Real Estate, Ltd. 33,780 766,774
Advanced Enzyme
Technologies, Ltd., Class F 15,554 52,700
Aegis Logistics, Ltd. 52,152 484,829
*AGI Greenpac, Ltd. 16,467 159,195
*Ahluwalia Contracts India,
Ltd. 14,045 141,042
AIA Engineering, Ltd. 11,856 448,215
*Ajanta Pharma, Ltd. 18,681 598,371
*Ajmera Realty & Infra India,
Ltd. 2,317 22,279
*Akzo Nobel India, Ltd. 3,717 151,978
*Alembic Pharmaceuticals, Ltd. 22,017 228,174
*Alembic, Ltd. 21,930 25,947
Alkem Laboratories, Ltd. 10,720 649,161
*Allcargo Gati, Ltd. 23,499 16,911
Allcargo Logistics, Ltd. 153,492 54,050
*Allied Digital Services, Ltd. 8,120 17,842
Amara Raja Energy & Mobility,
Ltd., Class F 80,370 924,575
*Amber Enterprises India, Ltd. 2,795 203,644
Ambuja Cements, Ltd. 98,466 629,022
Amrutanjan Health Care, Ltd. 4,615 37,927
*Anant Raj, Ltd. 58,508 312,957
*Andhra Sugars, Ltd. (The) 42,805 35,370
Angel One, Ltd., Class A 42,573 1,165,213
Shares Value†
INDIA — (Continued)
Anup Engineering Limited
(The) 4,014 $ 142,033
*Apar Industries, Ltd., Class A 14,931 990,231
Apcotex Industries, Ltd., Class
A 13,262 48,106
*APL Apollo Tubes, Ltd. 96,528 1,850,723
Apollo Hospitals Enterprise,
Ltd., Class A 25,855 2,135,208
Apollo Tyres, Ltd. 201,434 1,125,148
*Arvind Fashions, Ltd. 35,213 165,199
Arvind, Ltd. 150,395 647,624
*Asahi India Glass, Ltd. 31,183 270,883
*Ashapura Minechem, Ltd. 8,071 31,736
Ashiana Housing, Ltd. 23,482 74,226
Ashok Leyland, Ltd. 718,344 1,915,754
*Ashoka Buildcon, Ltd., Class
A 120,437 262,746
*Asian Granito India, Ltd. 17,983 9,593
Asian Paints, Ltd., Class F 52,706 1,513,296
ΩAster DM Healthcare, Ltd. 77,100 460,818
*Astra Microwave Products,
Ltd. 23,981 235,215
Astral, Ltd. 25,616 407,843
AstraZeneca Pharma India,
Ltd. 851 87,443
Atul, Ltd. 6,558 523,654
ΩAU Small Finance Bank, Ltd. 55,960 449,488
AurionPro Solutions, Ltd.,
Class A 1,732 29,253
*Aurobindo Pharma, Ltd.,
Class A 139,282 2,026,325
*Automotive Axles, Ltd. 1,863 36,491
Avadh Sugar & Energy, Ltd. 1,538 10,068
Avanti Feeds, Ltd., Class A 17,467 180,710
Ω*Avenue Supermarts, Ltd. 5,836 290,122
Axis Bank, Ltd. 649,694 9,112,846
Axis Bank, Ltd., GDR 809 56,711
*AXISCADES Technologies,
Ltd. 2,136 20,460
*Bajaj Auto, Ltd. 19,463 1,849,917
*Bajaj Consumer Care, Ltd. 33,002 64,907
*Bajaj Finserv, Ltd. 87,283 2,016,263
*Bajaj Hindusthan Sugar, Ltd. 752,641 173,987
Balaji Amines, Ltd. 3,172 47,443
Balkrishna Industries, Ltd. 30,170 955,305
*Balmer Lawrie & Co., Ltd. 51,234 121,311
Balrampur Chini Mills, Ltd. 241,371 1,573,927
Banco Products India, Ltd. 48,590 211,076
ΩBandhan Bank, Ltd. 347,214 680,670
Bank of Baroda, Class A 319,673 945,695
Bank of India, Class A 233,609 318,405
Bank of Maharashtra, Class A 484,468 290,507
*Bannari Amman Sugars, Ltd.,
Class F 1,452 70,598
BASF India, Ltd. 5,965 310,042
*Bata India, Ltd. 36,615 523,717
Bayer CropScience, Ltd. 3,536 196,313
BEML, Ltd. 9,982 373,836

164
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
Berger Paints India, Ltd.,
Class A 64,375 $ 414,670
*BF Utilities, Ltd., Class R 9,426 78,753
Bhansali Engineering
Polymers, Ltd. 56,632 72,416
Bharat Bijlee, Ltd. 621 21,477
*Bharat Dynamics, Ltd. 42,958 777,766
Bharat Electronics, Ltd. 2,731,078 10,153,806
Bharat Forge, Ltd. 90,339 1,180,728
*Bharat Heavy Electricals, Ltd. 459,445 1,233,616
Bharat Petroleum Corp., Ltd. 142,340 522,379
*Bharat Rasayan, Ltd. 333 37,390
*Bharat Wire Ropes, Ltd. 6,857 13,920
Bharti Airtel, Ltd. 341,655 7,540,098
Biocon, Ltd. 109,240 416,097
Birla Corp., Ltd. 14,070 176,533
Birlasoft, Ltd. 316,202 1,460,423
*Black Box, Ltd., Class A 7,238 31,969
*Bliss Gvs Pharma, Ltd., Class
A 27,113 38,129
BLS International Services,
Ltd. 29,986 126,125
Blue Dart Express, Ltd. 2,623 192,587
Blue Star, Ltd., Class A 25,470 514,412
*Bluspring Enterprises, Ltd. 7,190 16,381
Bombay Burmah Trading Co. 10,842 239,365
Bombay Dyeing &
Manufacturing Co., Ltd. 89,252 136,344
*Borosil Renewables, Ltd. 5,499 32,040
*Borosil Scientific, Ltd. 1,802 2,792
*Borosil, Ltd. 2,403 9,049
Bosch, Ltd. 700 244,053
Brigade Enterprises, Ltd.,
Class A 42,939 522,788
*Brightcom Group, Ltd. 675,704 81,980
Britannia Industries, Ltd.,
Class A 19,035 1,225,436
BSE, Ltd., Class A 28,448 2,141,250
*Camlin Fine Sciences, Ltd. 31,688 61,010
Campus Activewear, Ltd. 19,634 56,399
Canara Bank, Class A 939,001 1,083,115
*Capacit'e Infraprojects, Ltd. 42,713 177,002
*Caplin Point Laboratories,
Ltd., Class F 11,270 250,642
Carborundum Universal, Ltd. 43,530 526,686
Care Ratings, Ltd. 11,698 167,431
*Cartrade Tech, Ltd. 16,182 326,441
Castrol India, Ltd. 288,709 675,709
CCL Products India, Ltd. 44,521 311,707
*CE Info Systems, Ltd. 812 17,251
*Ceat, Ltd., Class A 14,568 574,555
Central Depository Services
India, Ltd., Class F 75,836 1,184,885
Century Enka, Ltd. 5,642 34,309
Century Plyboards India, Ltd. 22,626 186,948
Cera Sanitaryware, Ltd. 2,206 139,879
CESC, Ltd., Class A 171,938 323,611
CG Power & Industrial
Solutions, Ltd., Class A 201,078 1,491,834
Shares Value†
INDIA — (Continued)
*Chalet Hotels, Ltd. 2,291 $ 21,465
Chambal Fertilisers and
Chemicals, Ltd. 122,085 1,000,928
*Chennai Petroleum Corp.,
Ltd. 27,562 199,757
*Choice International, Ltd. 17,637 127,387
CIE Automotive India, Ltd. 58,234 279,818
*Cigniti Technologies, Ltd. 1,643 26,188
Cipla, Ltd. 198,335 3,639,032
City Union Bank, Ltd. 279,450 584,014
CMS Info Systems, Ltd., Class
A 137,617 719,248
Coal India, Ltd. 180,335 822,443
Ω*Cochin Shipyard, Ltd.,
Class A 56,427 1,062,902
Coforge, Ltd. 33,704 2,914,261
Colgate-Palmolive India, Ltd.,
Class F 46,268 1,417,004
Computer Age Management
Services, Ltd. 34,527 1,596,435
*Confidence Petroleum India,
Ltd. 110,796 67,776
Container Corp. Of India, Ltd.,
Class A 82,663 659,181
Coromandel International, Ltd.,
Class A 72,888 1,910,292
CRISIL, Ltd. 7,224 380,740
Crompton Greaves Consumer
Electricals, Ltd., Class H 274,293 1,095,110
*CSB Bank, Ltd., Class H 20,564 85,984
Cummins India, Ltd. 49,955 1,712,042
Cyient, Ltd. 32,590 458,161
Ω*D P Abhushan, Ltd. 995 16,709
Dabur India, Ltd. 58,601 338,321
Dalmia Bharat Sugar &
Industries, Ltd. 8,935 39,792
Dalmia Bharat, Ltd. 32,864 755,706
*Datamatics Global Services,
Ltd., Class H 6,332 44,336
*DB Corp., Ltd. 53,560 154,561
DCB Bank, Ltd. 127,493 203,968
DCM Shriram Industries, Ltd. 6,668 14,130
DCM Shriram, Ltd. 13,208 156,322
*DCW, Ltd. 77,422 72,534
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 37,088 561,871
Deepak Nitrite, Ltd., Class A 57,267 1,312,039
*Delhivery, Ltd. 146,702 530,573
*Dhanlaxmi Bank, Ltd. 201,308 67,100
*Dhanuka Agritech, Ltd. 4,570 70,554
*Digitide Solutions, Ltd. 7,190 13,627
Ω*Dilip Buildcon, Ltd. 36,081 180,461
*Dish TV India, Ltd. 654,442 37,337
*Dishman Carbogen Amcis,
Ltd. 32,616 74,537
Divi's Laboratories, Ltd. 6,228 448,723
Dixon Technologies India, Ltd. 17,987 3,502,711
DLF, Ltd. 116,063 926,347
*Dollar Industries, Ltd. 14,444 65,532

165
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
ΩDr. Lal PathLabs, Ltd. 14,354 $ 470,477
*Dr. Reddy's Laboratories, Ltd. 62,250 872,331
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 225,465 3,138,473
*Dredging Corp. of India, Ltd. 2,783 19,004
*Dwarikesh Sugar Industries,
Ltd. 90,308 42,843
Dynamatic Technologies, Ltd. 1,955 146,387
eClerx Services, Ltd. 10,628 316,398
Eicher Motors, Ltd. 30,469 2,007,734
*EID Parry India, Ltd. 38,148 369,068
*EIH Associated Hotels 11,784 49,363
*EIH, Ltd. 64,567 283,118
Elecon Engineering Co., Ltd.,
Class A 38,293 246,958
*Electrosteel Castings, Ltd. 283,246 323,968
Elgi Equipments, Ltd. 42,594 224,582
Emami, Ltd. 104,685 774,075
*Embassy Developments, Ltd. 315,835 366,364
eMudhra, Ltd. 2,537 23,288
ΩEndurance Technologies,
Ltd. 14,945 331,684
Engineers India, Ltd. 180,818 382,359
Epigral, Ltd. 1,232 25,304
EPL, Ltd. 101,907 228,267
ΩEquitas Small Finance Bank,
Ltd., Class A 219,175 173,687
ΩEris Lifesciences, Ltd. 14,884 252,302
ESAB India, Ltd. 1,533 84,649
Escorts Kubota, Ltd. 29,909 1,153,754
*Eternal, Ltd. 341,115 938,832
Everest Kanto Cylinder, Ltd. 17,320 24,523
Exide Industries, Ltd., Class F 219,750 914,934
FDC, Ltd. 17,922 89,309
Federal Bank, Ltd. 1,261,147 2,935,977
*FIEM Industries, Ltd. 4,304 73,116
*Filatex India, Ltd. 105,104 52,960
*Fine Organic Industries, Ltd. 2,898 139,913
*Finolex Cables, Ltd. 35,653 365,693
Finolex Industries, Ltd. 146,070 301,671
*Firstsource Solutions, Ltd. 266,982 1,076,666
Force Motors, Ltd. 3,822 403,265
Fortis Healthcare, Ltd., Class A 173,393 1,407,011
*FSN E-Commerce Ventures,
Ltd. 15,268 35,127
*Gabriel India, Ltd. 54,318 348,152
GAIL India, Ltd. 1,254,006 2,806,694
Galaxy Surfactants, Ltd. 4,087 100,226
Ganesh Housing Corp., Ltd. 3,535 45,600
*Garware Hi-Tech Films, Ltd. 4,167 157,193
*Garware Technical Fibres,
Ltd. 18,490 188,612
Gateway Distriparks, Ltd. 49,792 35,244
GE Vernova T&D India, Ltd. 25,313 469,234
*Genesys International Corp.,
Ltd. 568 4,411
Geojit Financial Services, Ltd.,
Class A 36,634 32,318
Shares Value†
INDIA — (Continued)
GHCL, Ltd. 55,559 $ 383,003
Gillette India, Ltd., Class A 2,772 263,686
GlaxoSmithKline
Pharmaceuticals, Ltd. 14,421 506,044
Glenmark Pharmaceuticals,
Ltd. 78,623 1,285,384
*Global Health, Ltd. 42,502 602,286
*Globus Spirits, Ltd. 12,770 158,514
*GMM Pfaudler, Ltd. 7,964 96,699
*GMR Airports, Ltd. 659,903 681,042
*Go Fashion India, Ltd. 956 8,893
*Godawari Power and Ispat,
Ltd. 102,725 221,710
Godfrey Phillips India, Ltd. 7,592 729,332
Ω*Godrej Agrovet, Ltd. 7,982 72,773
Godrej Consumer Products,
Ltd. 62,770 936,530
*Godrej Industries, Ltd., Class
A 28,415 364,556
*Godrej Properties, Ltd., Class
A 22,898 585,841
Goldiam International, Ltd. 5,066 21,992
Goodyear India, Ltd. 3,596 38,295
Granules India, Ltd. 169,642 915,239
*Graphite India, Ltd. 61,987 331,786
Grasim Industries, Ltd. 57,703 1,869,732
Gravita India, Ltd. 14,584 302,525
Great Eastern Shipping Co.,
Ltd. (The) 61,110 629,337
Greaves Cotton, Ltd., Class A 41,968 99,138
*Greenlam Industries, Ltd. 34,650 84,890
Greenpanel Industries, Ltd. 27,966 76,916
*Greenply Industries, Ltd. 31,249 107,414
Grindwell Norton, Ltd., Class A 17,782 354,888
*Gujarat Alkalies & Chemicals,
Ltd. 20,537 147,239
*Gujarat Ambuja Exports, Ltd. 64,160 89,872
*Gujarat Fluorochemicals, Ltd. 16,192 746,068
*Gujarat Gas, Ltd. 7,617 40,887
*Gujarat Industries Power Co.,
Ltd. 29,568 63,820
Gujarat Mineral Development
Corp., Ltd. 6,357 22,886
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 82,080 472,512
Gujarat Pipavav Port, Ltd. 148,819 234,263
Gujarat State Petronet, Ltd. 160,214 616,326
Gulf Oil Lubricants India, Ltd. 2,148 30,253
Happiest Minds Technologies,
Ltd. 4,908 33,221
*Hatsun Agro Product, Ltd. 24,932 267,296
*Havells India, Ltd. 39,660 751,572
*HBL Engineering, Ltd. 67,882 387,243
HCL Technologies, Ltd. 202,213 3,751,832
ΩHDFC Asset Management
Co., Ltd., Class A 32,601 1,688,015
HDFC Bank, Ltd. 335,686 7,648,755
HDFC Bank, Ltd., Sponsored
ADR 44,288 3,219,295

166
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
ΩHDFC Life Insurance Co.,
Ltd. 40,846 $ 359,562
*HealthCare Global
Enterprises, Ltd. 16,384 109,076
*HEG, Ltd. 57,409 316,897
HeidelbergCement India, Ltd.,
Class A 12,106 27,468
Heritage Foods, Ltd. 27,686 127,970
Hero MotoCorp, Ltd., Class A 58,891 2,667,962
*Heubach Colorants India, Ltd. 1,085 7,548
*HFCL, Ltd. 455,741 428,263
*HG Infra Engineering, Ltd.,
Class A 10,441 132,731
Himadri Speciality Chemical,
Ltd. 158,794 822,692
Himatsingka Seide, Ltd. 16,128 26,818
*Hindalco Industries, Ltd.,
Class H 719,671 5,321,053
Hindustan Aeronautics, Ltd. 42,223 2,242,947
*Hindustan Construction Co.,
Ltd. 405,012 123,061
Hindustan Copper, Ltd. 201,213 507,964
*Hindustan Oil Exploration
Co., Ltd. 21,624 46,891
Hindustan Petroleum Corp.,
Ltd. 200,964 900,825
Hindustan Unilever, Ltd. 54,025 1,497,708
*Hindware Home Innovation,
Ltd., Class H 13,719 32,378
Hitachi Energy India, Ltd.,
Class A 982 168,878
HI-Tech Pipes, Ltd., Class A 8,736 9,335
*HLV, Ltd. 69,635 10,204
Honda India Power Products,
Ltd. 1,550 37,189
Huhtamaki India, Ltd. 6,706 15,126
ICICI Bank, Ltd. 137,613 2,324,397
ICICI Bank, Ltd., Sponsored
ADR 407,118 13,662,880
ΩICICI Lombard General
Insurance Co., Ltd. 31,648 702,945
ΩICICI Prudential Life
Insurance Co., Ltd. 26,211 190,601
*ICRA, Ltd. 1,189 78,236
*IDFC First Bank, Ltd. 4,036,447 3,100,301
*IFB Industries, Ltd., Class A 5,171 79,104
*Igarashi Motors India, Ltd. 4,877 25,752
*IIFL Capital Services, Ltd. 75,939 198,351
*India Cements, Ltd. (The) 50,731 184,919
*India Glycols, Ltd. 9,615 157,716
*India Nippon Electricals, Ltd. 1,436 10,128
ΩIndiaMart InterMesh, Ltd. 7,524 205,556
Indian Bank 107,028 716,782
ΩIndian Energy Exchange,
Ltd. 210,224 473,655
Indian Hotels Co., Ltd. (The) 213,142 1,987,269
Indian Oil Corp., Ltd. 293,187 478,421
Indian Railway Catering &
Tourism Corp., Ltd. 58,200 517,701
Shares Value†
INDIA — (Continued)
Indigo Paints, Ltd. 9,290 $ 107,185
*Indo Count Industries, Ltd. 44,852 161,711
Indoco Remedies, Ltd. 7,169 19,735
Indraprastha Gas, Ltd. 121,348 276,626
*Indus Towers, Ltd. 464,092 2,242,352
IndusInd Bank, Ltd., Class H 86,021 853,655
Infibeam Avenues, Ltd. 616,969 124,367
Info Edge India, Ltd., Class A 13,526 1,131,840
Infosys, Ltd. 500,006 8,878,145
Infosys, Ltd., Sponsored ADR 182,245 3,207,512
Ingersoll Rand India, Ltd.,
Class A 3,935 174,892
*Inox Wind, Ltd. 221,220 442,577
*Insecticides India, Ltd., Class
A 3,549 29,044
Intellect Design Arena, Ltd. 44,584 416,664
Ω*InterGlobe Aviation, Ltd. 29,858 1,855,263
*IOL Chemicals and
Pharmaceuticals, Ltd. 149,660 114,773
*ION Exchange India, Ltd. 25,874 152,854
Ipca Laboratories, Ltd. 59,759 991,129
IRB Infrastructure Developers,
Ltd. 399,313 215,529
ΩIRCON International, Ltd.,
Class A 272,735 492,793
*ISGEC Heavy Engineering,
Ltd. 5,023 67,184
*ITC Hotels, Ltd. 52,767 121,437
ITC, Ltd., Class A 534,297 2,692,869
ITD Cementation India, Ltd. 85,788 495,077
*J Kumar Infraprojects, Ltd.,
Class A 28,069 214,877
Jai Corp., Ltd. 10,801 11,325
*Jain Irrigation Systems, Ltd. 296,877 184,486
*Jaiprakash Power Ventures,
Ltd. 1,357,980 233,714
*Jammu & Kashmir Bank, Ltd.
(The), Class A 362,813 405,312
Jamna Auto Industries, Ltd.,
Class A 85,661 81,216
JB Chemicals &
Pharmaceuticals, Ltd. 30,928 590,271
*JBM Auto, Ltd. 24,206 186,293
Jindal Drilling & Industries, Ltd. 8,523 66,109
*Jindal Saw, Ltd. 285,526 838,155
Jindal Stainless, Ltd. 266,993 1,842,764
*Jindal Steel & Power, Ltd.,
Class A 157,773 1,672,622
*JITF Infralogistics, Ltd., Class
A 6,858 32,795
JK Cement, Ltd. 23,434 1,418,155
JK Lakshmi Cement, Ltd. 35,293 324,570
*JK Paper, Ltd. 116,372 433,483
*JK Tyre & Industries, Ltd.,
Class A 96,571 354,810
JSW Energy, Ltd. 170,604 967,682
JSW Steel, Ltd. 389,093 4,742,782
JTEKT India, Ltd. 35,401 59,510
*Jubilant Foodworks, Ltd. 179,810 1,522,613

167
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
Jubilant Ingrevia, Ltd. 29,958 $ 227,813
*Jubilant Pharmova, Ltd.,
Class A 7,831 83,233
Jupiter Wagons, Ltd., Class A 13,490 56,621
*Jyothy Labs, Ltd. 75,115 332,526
*Jyoti Structures, Ltd. 470,534 101,421
Kajaria Ceramics, Ltd. 35,033 333,603
Kalpataru Projects
International, Ltd. 48,092 553,364
*Kalyan Jewellers India, Ltd. 79,937 488,750
*Kalyani Steels, Ltd. 16,839 139,262
Kansai Nerolac Paints, Ltd. 10,021 30,504
Karnataka Bank, Ltd. (The) 179,984 417,281
Karur Vysya Bank, Ltd. (The) 371,958 960,541
Kaveri Seed Co., Ltd. 12,783 217,096
KCP, Ltd. (The) 32,972 78,047
*KDDL, Ltd., Class A 376 11,610
KEC International, Ltd., Class
A 66,133 546,544
KEI Industries, Ltd. 64,721 2,346,951
*Kellton Tech Solutions, Ltd. 6,945 8,747
*Kennametal India, Ltd. 2,656 65,237
*Kesoram Industries, Ltd. 4,855 226
*Kiri Industries, Ltd. 11,826 81,664
Kirloskar Brothers, Ltd. 13,299 269,494
Kirloskar Ferrous Industries,
Ltd. 16,771 91,107
Kirloskar Oil Engines, Ltd. 39,001 344,614
Kirloskar Pneumatic Co., Ltd. 2,656 35,575
Kitex Garments, Ltd. 25,254 72,402
KNR Constructions, Ltd. 91,129 235,913
Kolte-Patil Developers, Ltd. 19,142 76,368
Kopran, Ltd. 6,984 15,946
Kotak Mahindra Bank, Ltd.,
Class A 88,596 2,315,579
ΩKPI Green Energy, Ltd. 44,840 202,456
KPIT Technologies, Ltd. 155,164 2,302,379
KPR Mill, Ltd. 50,523 596,376
KRBL, Ltd. 27,868 102,406
Ω*Krishna Institute of Medical
Sciences, Ltd. 2,195 17,066
*Krsnaa Diagnostics, Ltd.,
Class F 3,731 32,316
KSB, Ltd. 38,325 332,358
ΩL&T Technology Services,
Ltd., Class A 7,193 362,452
LA Opala RG, Ltd. 13,388 35,876
Larsen & Toubro, Ltd. 118,001 4,666,475
ΩLaurus Labs, Ltd. 162,155 1,159,007
Laxmi Organic Industries, Ltd.,
Class A 35,258 73,021
Ω*Lemon Tree Hotels, Ltd. 131,117 212,497
*LG Balakrishnan & Bros, Ltd. 14,194 200,518
*Linde India, Ltd. 2,120 158,993
*Lloyds Engineering Works,
Ltd. 173,607 111,890
LMW, Ltd. 828 159,928
LT Foods, Ltd. 85,935 352,503
Lumax Auto Technologies, Ltd. 8,710 53,708
Shares Value†
INDIA — (Continued)
Lumax Industries, Ltd. 344 $ 9,589
*Lupin, Ltd., Class A 101,076 2,507,167
*LUX Industries, Ltd., Class A 1,156 18,773
Ω*Macrotech Developers, Ltd. 1,828 28,762
Mahanagar Gas, Ltd. 18,240 290,622
Maharashtra Seamless, Ltd. 35,486 275,311
*Mahindra & Mahindra, Ltd. 342,080 11,858,895
Mahindra & Mahindra, Ltd.,
GDR 1,668 57,212
*Mahindra Holidays & Resorts
India, Ltd. 35,467 130,455
*Mahindra Lifespace
Developers, Ltd. 31,462 127,138
*Man Industries India, Ltd. 19,821 64,108
Man Infraconstruction, Ltd. 65,474 118,767
*Mangalam Cement, Ltd.,
Class A 8,373 77,007
*Mangalore Refinery &
Petrochemicals, Ltd., Class A 43,224 68,665
Marico, Ltd. 233,299 1,961,883
Marksans Pharma, Ltd., Class
A 115,487 299,900
Maruti Suzuki India, Ltd. 7,953 1,153,830
Mastek, Ltd., Class R 7,905 195,408
ΩMatrimony.com, Ltd. 937 5,558
*Max Estates, Ltd. 6,426 31,121
*Max Financial Services, Ltd. 17,474 269,917
*Max Healthcare Institute, Ltd. 78,730 1,023,407
Mayur Uniquoters, Ltd. 7,570 41,262
Mazagon Dock Shipbuilders,
Ltd. 10,928 395,502
*Medplus Health Services, Ltd. 13,258 126,509
*Meghmani Organics, Ltd.,
Class A 15,054 12,206
Ω*Metropolis Healthcare, Ltd. 17,421 350,858
Minda Corp., Ltd. 45,719 263,246
ΩMishra Dhatu Nigam, Ltd. 16,806 61,070
MM Forgings, Ltd. 5,878 23,812
MOIL, Ltd. 68,037 254,322
Monte Carlo Fashions, Ltd.,
Class A 8,944 60,651
*Morepen Laboratories, Ltd. 287,683 204,890
Motherson Sumi Wiring India,
Ltd. 451,823 298,207
Mphasis, Ltd. 41,356 1,208,611
MPS, Ltd. 622 16,742
MRF, Ltd. 835 1,329,388
*Mrs Bectors Food
Specialities, Ltd. 11,874 209,458
MSTC, Ltd. 14,618 88,763
Narayana Hrudayalaya, Ltd.,
Class A 36,260 755,598
Natco Pharma, Ltd. 57,438 578,502
National Aluminium Co., Ltd.,
Class A 866,323 1,604,493
National Fertilizers, Ltd. 69,486 69,697
*Nava, Ltd. 53,326 287,164
Navin Fluorine International,
Ltd., Class A 7,439 398,138

168
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
Ω*Navkar Corp., Ltd. 17,493 $ 20,733
*Navneet Education, Ltd. 48,370 81,546
*Nazara Technologies, Ltd. 19,500 233,468
*NBCC India, Ltd., Class A 104,198 117,403
*NCC, Ltd. 371,093 930,766
NCL Industries, Ltd. 18,393 45,600
NELCO, Ltd. 4,568 44,524
*NESCO, Ltd. 11,555 128,942
Nestle India, Ltd. 67,130 1,897,641
Neuland Laboratories, Ltd.,
Class A 2,629 373,172
*Newgen Software
Technologies, Ltd., Class A 25,954 303,075
*NHPC, Ltd. 585,691 594,747
NIIT, Ltd. 89,896 137,828
Nilkamal, Ltd. 2,668 50,929
ΩNippon Life India Asset
Management, Ltd. 64,782 489,754
NLC India, Ltd. 76,475 206,006
*NMDC Steel, Ltd. 274,958 115,049
NMDC, Ltd., Class H 1,334,193 1,023,183
NOCIL, Ltd. 48,009 100,026
Novartis India, Ltd. 4,345 39,385
*NRB Bearings, Ltd., Class A 27,715 71,322
NTPC, Ltd. 452,526 1,899,100
Nucleus Software Exports, Ltd. 3,075 31,750
Oberoi Realty, Ltd. 67,289 1,307,490
*Odigma Consultancy
Solutions, Ltd., Class A 6,932 2,996
Oil & Natural Gas Corp., Ltd. 255,909 740,461
Oil India, Ltd. 124,054 603,136
*One 97 Communications, Ltd. 52,633 538,735
*Onesource Specialty Pharma,
Ltd., Class H 19,386 372,994
Oracle Financial Services
Software, Ltd. 8,946 923,521
*Orchid Pharma, Ltd., Class A 2,118 20,081
Orient Cement, Ltd. 65,287 270,240
*Orient Green Power Co., Ltd.,
Class A 138,435 19,942
*Oriental Hotels, Ltd. 9,810 16,451
Page Industries, Ltd. 2,402 1,296,903
Panama Petrochem, Ltd.,
Class A 13,480 57,728
Ω*Parag Milk Foods, Ltd. 22,437 47,775
Patanjali Foods, Ltd. 9,738 219,695
*Patel Engineering, Ltd. 394,043 198,972
*PB Fintech, Ltd. 14,981 288,205
*PC Jeweller, Ltd. 1,880,686 272,251
PCBL CHEMICAL, Ltd. 115,528 491,806
*Pearl Global Industries, Ltd. 1,400 15,893
*Peninsula Land, Ltd. 86,534 29,519
Persistent Systems, Ltd. 46,342 2,919,011
Petronet LNG, Ltd. 494,322 1,835,779
*PG Electroplast, Ltd. 39,503 394,779
*Phoenix Mills, Ltd. (The) 67,540 1,330,674
PI Industries, Ltd., Class H 23,628 1,018,073
Pidilite Industries, Ltd., Class A 20,076 720,950
Piramal Pharma, Ltd. 211,202 527,607
Shares Value†
INDIA — (Continued)
Pitti Engineering, Ltd. 8,268 $ 92,580
PNC Infratech, Ltd., Class A 52,987 166,486
*Poly Medicure, Ltd. 4,471 136,220
Polycab India, Ltd. 17,452 1,140,279
Polyplex Corp., Ltd., Class G 7,787 112,357
Power Grid Corp. of India, Ltd. 514,879 1,873,728
*Power Mech Projects, Ltd. 6,754 209,406
*Praj Industries, Ltd. 90,056 491,726
Prakash Industries, Ltd. 98,167 199,358
ΩPrataap Snacks, Ltd., Class
F 4,820 69,068
Precision Wires India, Ltd. 27,191 43,491
Prestige Estates Projects, Ltd. 108,891 1,772,365
*Pricol, Ltd., Class R 72,888 377,753
Prince Pipes & Fittings, Ltd. 17,117 50,897
*Prism Johnson, Ltd. 45,016 65,773
*Procter & Gamble Health, Ltd. 3,281 197,364
Procter & Gamble Hygiene &
Health Care, Ltd., Class F 1,186 199,946
*PSP Projects, Ltd. 6,820 51,426
Punjab National Bank 482,128 571,874
*Puravankara, Ltd. 18,870 52,051
*PVR Inox, Ltd., Class A 10,874 121,297
ΩQuess Corp., Ltd. 7,190 28,170
*Radico Khaitan, Ltd. 34,668 1,007,699
*Rail Vikas Nigam, Ltd. 53,040 219,609
Rain Industries, Ltd. 129,892 217,599
Rallis India, Ltd. 32,411 90,254
*Ramco Cements, Ltd. (The) 57,589 643,212
Ramkrishna Forgings, Ltd. 82,598 581,866
*Ramky Infrastructure, Ltd. 9,222 51,135
Rane Holdings, Ltd. 2,928 44,452
*Rashtriya Chemicals &
Fertilizers, Ltd. 136,236 220,051
*Rategain Travel
Technologies, Ltd. 930 4,775
Ratnamani Metals & Tubes,
Ltd. 8,817 280,153
*RattanIndia Power, Ltd. 1,727,865 203,702
*Raymond Lifestyle, Ltd. 38,568 439,258
Raymond, Ltd., Class A 48,210 871,542
Ω*RBL Bank, Ltd. 694,449 1,647,024
Redington, Ltd. 891,446 2,592,655
Redtape, Ltd. 6,136 9,562
*Reliance Industrial
Infrastructure, Ltd. 5,705 57,588
Reliance Industries, Ltd. 664,809 11,056,051
ΩReliance Industries, Ltd.,
Class A, GDR 21,231 1,386,384
*Reliance Infrastructure, Ltd. 68,747 207,135
*Reliance Power, Ltd. 2,470,090 1,169,206
*Religare Enterprises, Ltd.,
Class A 41,647 104,399
*Rico Auto Industries, Ltd. 64,014 48,145
RITES, Ltd. 45,132 120,261
Route Mobile, Ltd. 926 10,423
*RPSG Ventures, Ltd. 2,132 20,524
Safari Industries India, Ltd. 2,883 68,390
Sagar Cements, Ltd., Class F 15,512 39,096

169
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
Ω*Salasar Techno
Engineering, Ltd. 286,134 $ 29,093
Samvardhana Motherson
International, Ltd. 912,949 1,440,143
*Sandhar Technologies, Ltd. 3,283 14,411
Sangam India, Ltd., Class A 3,209 14,789
*Sanghvi Movers, Ltd., Class A 18,034 56,134
Sanofi Consumer Healthcare
India, Ltd. 3,912 228,746
Sanofi India, Ltd., Class A 3,912 275,189
Ω*Sansera Engineering, Ltd. 1,593 20,438
*Sapphire Foods India, Ltd. 60,343 226,062
*Sarda Energy & Minerals, Ltd. 58,760 314,374
Saregama India, Ltd. 16,294 101,071
Sasken Technologies, Ltd. 3,582 65,099
*Savita Oil Technologies, Ltd. 12,300 54,160
SBI Cards & Payment
Services, Ltd. 61,699 637,959
ΩSBI Life Insurance Co., Ltd. 60,749 1,269,719
Schaeffler India, Ltd. 11,105 456,497
*Schneider Electric
Infrastructure, Ltd. 29,637 201,886
*Senco Gold, Ltd. 44,320 182,193
*SEPC, Ltd. 328,442 54,582
Seshasayee Paper & Boards,
Ltd. 8,475 27,025
Ω*SH Kelkar & Co., Ltd., Class
A 20,439 48,069
*Shakti Pumps India, Ltd. 32,736 325,776
*Shalby, Ltd. 11,732 26,339
Shankara Building Products,
Ltd. 4,888 34,654
*Sharda Cropchem, Ltd. 13,188 85,918
*Sharda Motor Industries, Ltd. 6,596 132,726
*Shilpa Medicare, Ltd. 19,256 147,479
Shipping Corp. of India, Ltd. 164,170 345,912
Shivalik Bimetal Controls, Ltd. 3,581 18,563
*Shoppers Stop, Ltd. 15,065 90,916
Shree Cement, Ltd., Class A 2,189 769,795
Shriram Pistons & Rings, Ltd. 4,671 99,337
*Siemens Energy India, Ltd. 7,037 206,415
Siemens, Ltd., Class A 7,037 241,678
*SIS, Ltd., Class R 19,205 76,721
Siyaram Silk Mills, Ltd. 11,799 93,279
SJS Enterprises, Ltd. 1,606 17,669
*SKF India, Ltd. 10,407 478,654
Skipper, Ltd. 23,320 126,587
*Sobha, Ltd. 18,481 289,212
Solar Industries India, Ltd. 9,488 1,479,290
Somany Ceramics, Ltd., Class
F 6,356 32,253
ΩSona Blw Precision Forgings,
Ltd. 76,373 434,958
*Sonata Software, Ltd. 105,544 526,635
South Indian Bank, Ltd. (The) 1,998,206 602,415
SRF, Ltd. 96,925 3,451,997
*Star Cement, Ltd. 63,523 164,177
State Bank of India, Class A 223,758 2,088,766
Shares Value†
INDIA — (Continued)
State Bank of India, Class A,
GDR 6,235 $ 581,102
*Steel Authority of India, Ltd.,
Class A 502,535 676,382
*Sterlite Technologies, Ltd. 30,369 22,431
*STL Networks, Ltd., Class A 30,369 9,296
Strides Pharma Science, Ltd. 38,772 298,258
*Stylam Industries, Ltd. 719 13,421
*Subex, Ltd. 337,392 48,202
*Subros, Ltd. 15,233 108,130
Sudarshan Chemical
Industries, Ltd., Class A 13,830 167,719
*Sumitomo Chemical India,
Ltd. 12,651 76,160
Sun Pharmaceutical Industries,
Ltd. 154,710 3,355,381
Sun TV Network, Ltd. 53,803 395,417
Sundaram-Clayton, Ltd. 2,010 47,112
Sundram Fasteners, Ltd. 38,565 418,636
*Sunteck Realty, Ltd., Class A 38,289 181,692
*Suprajit Engineering, Ltd. 31,451 143,251
Supreme Industries, Ltd. 23,611 989,058
Supreme Petrochem, Ltd. 25,876 199,100
Supriya Lifescience, Ltd. 12,287 93,828
Surya Roshni, Ltd. 43,124 130,821
*Suven Pharmaceuticals, Ltd. 41,700 561,257
*Suzlon Energy, Ltd. 1,944,729 1,298,270
*Swaraj Engines, Ltd. 3,098 149,290
Symphony, Ltd. 2,360 32,233
ΩSyngene International, Ltd. 111,573 837,355
*TAJGVK Hotels & Resorts,
Ltd. 3,871 18,800
*Tamil Nadu Newsprint &
Papers, Ltd. 7,444 11,599
Tanla Platforms, Ltd. 50,810 285,282
*TARC, Ltd., Class A 42,378 77,935
Tata Chemicals, Ltd. 116,251 1,152,138
Tata Communications, Ltd. 28,022 527,844
Tata Consultancy Services,
Ltd. 116,645 4,768,454
*Tata Consumer Products, Ltd. 114,149 1,575,154
Tata Elxsi, Ltd. 11,561 789,036
Tata Motors, Ltd. 799,540 6,097,074
Tata Power Co., Ltd. (The) 307,543 1,399,317
Tata Steel, Ltd. 4,623,427 7,665,967
TCI Express, Ltd. 2,486 19,852
TD Power Systems, Ltd. 68,954 352,916
Tech Mahindra, Ltd. 184,125 3,275,658
*Techno Electric & Engineering
Co., Ltd. 23,038 290,007
Texmaco Rail & Engineering,
Ltd. 195,777 312,261
Thanga Mayil Jewellery, Ltd. 370 9,182
Thermax, Ltd. 7,625 297,053
Thirumalai Chemicals, Ltd. 7,320 21,230
Thomas Cook India, Ltd.,
Class R 92,240 146,673
*Tilaknagar Industries, Ltd. 57,549 195,241
*Time Technoplast, Ltd. 117,403 469,147

170
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
Timken India, Ltd. 6,851 $ 198,879
Tips Music, Ltd., Class F 9,618 71,671
Titagarh Rail System, Ltd. 38,717 342,379
Titan Co., Ltd., Class A 73,166 2,926,943
Torrent Pharmaceuticals, Ltd. 25,126 987,984
Torrent Power, Ltd. 50,970 928,556
*TransIndia Real Estate, Ltd.,
Class H 38,373 15,234
Transport Corp. of India, Ltd.,
Class H 18,521 228,587
Trent, Ltd. 38,713 2,370,195
*Trident, Ltd. 645,663 202,525
Triveni Engineering &
Industries, Ltd., Class A 34,418 166,705
Triveni Turbine, Ltd. 83,693 515,281
TTK Prestige, Ltd. 11,202 80,425
Tube Investments of India, Ltd. 59,617 2,045,433
TVS Holdings, Ltd. 2,147 231,247
TVS Motor Co., Ltd. 89,520 2,831,283
*TVS Srichakra, Ltd. 2,064 69,999
Uflex, Ltd. 19,544 127,801
Ω*Ujjivan Small Finance Bank,
Ltd. 386,593 195,073
UltraTech Cement, Ltd. 27,023 3,723,494
*Unichem Laboratories, Ltd. 10,202 72,744
Union Bank of India, Ltd. 549,120 817,534
*United Breweries, Ltd. 9,681 247,515
United Spirits, Ltd. 53,019 981,448
UNO Minda, Ltd. 66,718 706,162
*UPL, Ltd. 32,387 173,371
*UPL, Ltd. 251,261 1,992,333
*Usha Martin, Ltd. 105,574 361,457
*V2 Retail, Ltd. 5,388 107,615
*VA Tech Wabag, Ltd. 24,048 365,799
Vaibhav Global, Ltd. 18,881 48,973
*Valor Estate, Ltd. 111,082 228,965
Vardhman Textiles, Ltd. 61,130 328,646
Ω*Varroc Engineering, Ltd. 19,585 100,158
Varun Beverages, Ltd. 371,790 2,298,720
*Vascon Engineers, Ltd.,
Class A 117,538 55,469
Vedanta, Ltd. 490,604 2,434,328
Veedol Corporation, Ltd. 3,518 61,108
Vesuvius India, Ltd. 4,919 270,329
*V-Guard Industries, Ltd. 74,966 320,020
Vijaya Diagnostic Centre, Ltd. 2,696 31,927
Vimta Labs, Ltd. 7,179 84,881
*Vinati Organics, Ltd. 8,159 156,905
*Vindhya Telelinks, Ltd. 3,334 52,032
*VIP Industries, Ltd. 17,506 63,396
*VL E-Governance & IT
Solutions, Ltd. 18,368 10,534
*Vodafone Idea, Ltd. 2,531,501 213,346
*Voltamp Transformers, Ltd. 4,852 419,334
Voltas, Ltd. 35,059 512,956
VRL Logistics, Ltd. 15,519 84,214
*VST Industries, Ltd. 21,736 74,701
*VST Tillers Tractors, Ltd. 1,815 76,784
Shares Value†
INDIA — (Continued)
*Websol Energy System, Ltd. 2,425 $ 37,579
Welspun Corp., Ltd. 68,633 623,503
*Welspun Enterprises, Ltd. 44,942 253,319
Welspun Living, Ltd., Class A 162,800 245,153
West Coast Paper Mills, Ltd.,
Class A 21,076 111,013
*Westlife Foodworld, Ltd. 20,843 165,469
Whirlpool of India, Ltd. 1,656 24,685
Wipro, Ltd. 255,440 730,185
#Wipro, Ltd., Sponsored ADR 54,604 156,167
*Wockhardt, Ltd., Class A 81,770 1,255,048
Wonderla Holidays, Ltd. 9,871 78,656
*Yes Bank, Ltd. 4,542,554 952,776
Zee Entertainment Enterprises,
Ltd. 265,835 334,639
*Zee Media Corp., Ltd. 276,233 45,808
Zensar Technologies, Ltd. 66,700 568,006
Zydus Lifesciences, Ltd. 105,843 1,112,818
Zydus Wellness, Ltd. 3,807 79,543
TOTAL INDIA 461,148,687
INDONESIA — (0.4%)
ABM Investama TBK PT 200,200 40,040
*Adaro Minerals Indonesia
TBK PT 4,185,800 226,941
*Adhi Karya Persero TBK PT 1,582,200 27,832
Adi Sarana Armada TBK PT 1,301,000 53,686
*Agung Semesta Sejahtera
TBK PT 358,500 194
AKR Corporindo TBK PT 6,291,900 477,578
*Alam Sutera Realty TBK PT 6,898,100 53,190
Allo Bank Indonesia TBK PT 380,100 16,830
Aneka Tambang TBK, Class H 4,375,320 571,954
*<Armidian Karyatama TBK PT 230,900 –
Arwana Citramulia TBK PT 1,742,000 61,914
Aspirasi Hidup Indonesia TBK
PT, Class A 3,617,600 116,591
Astra Agro Lestari TBK PT 346,688 124,265
Astra International TBK PT 4,593,500 1,328,241
Astra Otoparts TBK PT 397,800 52,241
Avia Avian TBK PT, Class H 4,498,500 112,734
Bank Amar Indonesia TBK PT 2,783,100 28,166
Bank BTPN Syariah TBK PT 2,085,600 148,882
*Bank Capital Indonesia TBK
PT 633,700 5,001
Bank Central Asia TBK PT 5,618,500 2,986,943
*Bank China Construction
Bank Indonesia TBK PT 1,768,600 7,245
Bank Mandiri Persero TBK PT 11,619,036 3,422,716
*Bank Mayapada International
TBK PT 196,578 2,321
Bank Maybank Indonesia TBK
PT 4,532,400 56,245
*Bank Nationalnobu TBK PT 576,000 22,034
Bank Negara Indonesia
Persero TBK PT 2,999,440 755,281
*Bank Neo Commerce TBK PT 4,414,300 69,140
Bank OCBC Nisp TBK PT 1,967,500 154,674
*Bank Pan Indonesia TBK PT 1,790,900 173,696

171
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
INDONESIA — (Continued)
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 1,639,681 $ 85,441
*Bank Pembangunan Daerah
Jawa Timur TBK PT 2,682,400 84,027
Bank Rakyat Indonesia
Persero TBK PT 6,794,693 1,575,878
Bank Syariah Indonesia TBK
PT 4,174,037 716,627
Bank Tabungan Negara
Persero TBK PT 3,740,085 237,698
Barito Pacific TBK PT 6,897,029 309,535
Barito Renewables Energy
TBK PT 227,700 82,644
*Bintang Oto Global TBK PT 247,300 8,343
BISI International TBK PT 718,200 43,698
Blue Bird TBK PT 430,800 44,897
*Buana Lintas Lautan TBK PT 9,367,200 66,022
Bukit Asam TBK PT 2,461,600 409,278
Buma Internasional Grup Tbk
PT 2,215,100 53,643
*Bumi Resources Minerals
TBK PT 29,196,800 671,878
*Bumi Resources TBK PT 37,987,900 244,862
*Bumi Serpong Damai TBK
PT, Class F 2,732,000 142,360
*Capital Financial Indonesia
TBK PT 183,000 8,819
*Cemindo Gemilang PT 1,130,200 59,233
Chandra Asri Pacific TBK PT 119,500 56,691
Charoen Pokphand Indonesia
TBK PT 1,317,200 375,323
ΩCikarang Listrindo TBK PT 720,300 30,808
Ciputra Development TBK PT,
Class A 6,820,572 378,008
Cisarua Mountain Dairy PT
TBK, Class A 250,700 69,169
*Citra Marga Nusaphala
Persada TBK PT 775,750 65,191
Dayamitra Telekomunikasi PT 3,958,400 147,844
Dharma Satya Nusantara TBK
PT, Class A 2,667,800 122,944
*Dian Swastatika Sentosa
TBK PT 19,100 52,352
Elang Mahkota Teknologi TBK
PT 6,072,400 195,707
Elnusa TBK PT 1,801,900 50,149
*Energi Mega Persada TBK PT 1,599,800 18,600
Erajaya Swasembada TBK PT 6,013,000 168,074
ESSA Industries Indonesia
TBK PT 4,764,400 173,642
Gajah Tunggal TBK PT 1,261,600 83,600
Garudafood Putra Putri Jaya
TBK PT 5,336,700 124,094
Golden Energy Mines TBK PT 50,300 28,029
*Gudang Garam TBK PT,
Class A 309,000 186,610
Hexindo Adiperkasa TBK PT,
Class A 103,600 29,395
Shares Value†
INDONESIA — (Continued)
Hillcon TBK PT 21,900 $ 420
Impack Pratama Industri TBK
PT 3,333,000 67,463
Indah Kiat Pulp & Paper TBK
PT 1,264,400 392,269
Indika Energy TBK PT 1,356,100 118,046
Indo Tambangraya Megah
TBK PT 376,000 498,313
Indocement Tunggal Prakarsa
TBK PT 646,300 208,296
Indofood CBP Sukses Makmur
TBK PT 226,600 154,934
Indofood Sukses Makmur TBK
PT 2,536,500 1,222,410
Indomobil Sukses
Internasional TBK PT, Class F 850,200 44,303
Indosat TBK PT 1,970,600 207,744
Industri Jamu Dan Farmasi
Sido Muncul TBK PT, Class H 5,124,497 183,679
*<Inti Agri Resources TBK PT 473,600 –
*Intiland Development TBK PT 3,588,500 33,291
Japfa Comfeed Indonesia TBK
PT 2,657,900 291,408
Jasa Marga Persero TBK PT 792,326 204,287
Jaya Real Property TBK PT 932,000 39,863
Kalbe Farma TBK PT 5,402,400 444,233
*Kawasan Industri Jababeka
TBK PT 10,182,900 106,123
*Lippo Karawaci TBK PT 21,533,095 119,340
Map Aktif Adiperkasa PT 5,604,100 219,438
Matahari Department Store
TBK PT 496,000 52,289
Mayora Indah TBK PT 1,394,925 191,592
MD Entertainment TBK PT 602,100 91,766
Medco Energi Internasional
TBK PT 5,936,832 375,522
*Media Nusantara Citra TBK
PT 5,625,500 88,788
Medikaloka Hermina TBK PT 4,050,600 275,734
*Merdeka Battery Materials
TBK PT 1,020,700 19,061
*Merdeka Copper Gold TBK
PT 953,327 95,907
*Metro Healthcare Indonesia
TBK PT 5,966,500 74,761
Metrodata Electronics TBK PT 3,792,500 127,940
Metropolitan Kentjana TBK PT 12,400 18,581
Mitra Adiperkasa TBK PT 5,287,900 434,818
Mitra Keluarga Karyasehat
TBK PT 1,130,700 170,967
*MNC Digital Entertainment
TBK PT 712,500 20,345
*MNC Land TBK PT 27,908,600 208,474
Mulia Industrindo TBK PT 1,019,500 17,688
Nippon Indosari Corpindo TBK
PT 359,400 18,728
Pabrik Kertas Tjiwi Kimia TBK
PT, Class A 871,600 269,093

172
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
INDONESIA — (Continued)
*Pacific Strategic Financial
TBK PT 719,700 $ 48,124
Pakuwon Jati TBK PT 11,285,400 259,700
*Panin Financial TBK PT 6,957,100 161,773
*Paninvest TBK PT 919,000 58,683
Pantai Indah Kapuk Dua TBK
PT 67,500 46,152
Perusahaan Gas Negara TBK
PT 4,015,200 407,567
Petrindo Jaya Kreasi TBK PT,
Class H 174,600 74,941
*<Pool Advista Indonesia TBK
PT 91,300 52
*PP Persero TBK PT 1,612,400 39,630
*Prodia Widyahusada TBK PT 242,400 40,595
PT Tower Bersama
Infrastructure Tbk, Class A 987,100 118,333
*Puradelta Lestari TBK PT 4,625,200 48,481
*<Rimo International Lestari
TBK PT 3,756,500 –
Rukun Raharja TBK PT 472,700 61,793
Salim Ivomas Pratama TBK PT 1,950,400 48,407
Samudera Indonesia TBK PT 6,262,800 95,828
*Sarana Meditama
Metropolitan TBK PT 1,483,100 27,518
Sarana Menara Nusantara
TBK PT 12,025,000 412,907
Sariguna Primatirta TBK PT 1,853,100 159,634
Sawit Sumbermas Sarana
TBK PT 1,544,500 145,146
*<Sekawan Intipratama TBK
PT 1,471,800 –
Selamat Sempurna TBK PT 1,389,100 148,952
Semen Indonesia Persero
TBK PT 1,944,103 305,669
Siloam International Hospitals
TBK PT 424,048 66,417
*<Sri Rejeki Isman TBK PT 4,830,100 7,965
Steel Pipe Industry of
Indonesia PT 504,000 8,441
Sumber Alfaria Trijaya TBK
PT, Class A 2,901,900 377,597
Summarecon Agung TBK PT 5,849,933 152,239
Surya Citra Media TBK PT 14,424,400 177,264
Surya Semesta Internusa TBK
PT, Class F 3,255,000 165,691
Telkom Indonesia Persero
TBK PT 4,775,200 759,429
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 11,885 185,762
Temas TBK PT 2,776,400 23,248
Tempo Scan Pacific TBK PT 427,100 67,924
*Timah TBK PT 1,126,700 80,769
*<Trada Alam Minera TBK PT 5,604,000 –
Transcoal Pacific TBK PT 528,800 177,594
*Trimegah Sekuritas Indonesia
Tbk PT, Class A 553,500 12,004
Triputra Agro Persada PT 5,693,300 334,396
Shares Value†
INDONESIA — (Continued)
Tunas Baru Lampung TBK PT 2,039,028 $ 84,755
Ultrajaya Milk Industry &
Trading Co. TBK PT 661,200 55,166
Unilever Indonesia TBK PT,
Class A 2,524,900 260,856
United Tractors TBK PT 1,146,224 1,567,427
*Vale Indonesia TBK PT 1,253,308 187,996
*Waskita Beton Precast TBK
PT 693,800 627
*<Waskita Karya Persero TBK
PT, Class A 3,217,605 7,342
*Wijaya Karya Persero TBK PT 1,766,100 21,704
Wintermar Offshore Marine
TBK PT 1,560,000 35,899
XLSMART Telecom Sejahtera
Tbk PT 4,299,746 556,895
TOTAL INDONESIA 33,490,894
IRELAND — (0.4%)
AIB Group PLC 1,341,104 9,017,427
Bank of Ireland Group PLC 543,724 6,381,664
Cairn Homes PLC 484,780 1,067,982
Dalata Hotel Group PLC 136,539 785,367
FBD Holdings PLC 14,294 209,608
Glanbia PLC 149,949 1,943,183
Ω*Glenveagh Properties PLC 284,809 534,847
Irish Continental Group PLC 88,767 517,244
Kerry Group PLC, Class A 27,738 2,940,285
Kingspan Group PLC 54,918 4,638,408
*Permanent TSB Group
Holdings PLC 17,348 30,567
TOTAL IRELAND 28,066,582
ISRAEL — (0.7%)
*Afcon Holdings, Ltd. 936 47,661
*AFI Properties, Ltd. 4,877 246,738
Africa Israel Residences, Ltd. 1,647 108,758
*Airport City, Ltd. 17,649 262,188
*Alrov Properties and
Lodgings, Ltd., Registered 2,753 146,475
Amos Luzon Development and
Energy Group, Ltd. 4,680 3,551
Amot Investments, Ltd. 27,594 145,816
Arad, Ltd. 8,134 115,336
*Argo Properties NV 5,152 157,998
*Ashdod Refinery, Ltd. 6,068 99,481
#Ashtrom Group, Ltd. 14,821 233,696
Atreyu Capital Markets, Ltd. 771 15,040
AudioCodes, Ltd. – 4
AudioCodes, Ltd. 19,311 181,137
Aura Investments, Ltd. 36,795 192,314
Automatic Bank Services, Ltd. 7,964 49,241
*Avgol Industries 1953, Ltd. 8,213 3,428
#Ayalon Holdings, Ltd. 7,453 101,625
Azorim-Investment
Development & Construction
Co., Ltd. 48,197 221,314
Azrieli Group, Ltd. 3,290 239,401
Bank Hapoalim BM 262,857 3,849,982
Bank Leumi Le-Israel BM 438,977 6,230,517

173
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
ISRAEL — (Continued)
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 4,354 $ 581,483
Bezeq The Israeli
Telecommunication Corp., Ltd. 438,605 665,311
*Big Shopping Centers, Ltd. 2,006 292,655
Blue Square Real Estate, Ltd. 1,707 145,372
#*Camtek, Ltd. 5,451 358,302
Carasso Motors, Ltd. 24,062 185,075
Castro Model, Ltd. 1,288 56,489
*Cellcom Israel, Ltd. 93,048 586,816
*Ceragon Networks, Ltd. 16,269 35,466
*Clal Biotechnology Industries,
Ltd. – –
Clal Insurance Enterprises
Holdings, Ltd., Registered 67,355 1,843,491
Danel Adir Yeoshua, Ltd. 4,246 459,014
Danya Cebus, Ltd. 3,989 114,659
*Delek Automotive Systems,
Ltd. 16,543 119,056
Delek Group, Ltd. 11,685 1,858,481
Delta Galil, Ltd. 10,494 494,558
Delta Israel Brands, Ltd. 2,849 64,205
Diplomat Holdings, Ltd. 3,829 44,045
*Dor Alon Energy in Israel
1988, Ltd. 1,159 37,518
#*Doral Group Renewable
Energy Resources, Ltd., Class
B 77,277 256,949
Duniec Brothers, Ltd. 1,787 108,181
*El Al Israel Airlines 169,594 516,372
Elbit Systems, Ltd. 1,779 707,135
Elbit Systems, Ltd. 887 340,561
Electra Consumer Products
1970, Ltd. 6,879 189,411
*Electra Real Estate, Ltd. 9,896 122,073
Electra, Ltd., Class B 1,001 533,639
#*Electreon Wireless, Ltd. 620 13,545
Energix-Renewable Energies,
Ltd. 21,846 64,594
*Enlight Renewable Energy,
Ltd. 15,900 259,329
*Enlight Renewable Energy,
Ltd. 1,161 18,761
*Equital, Ltd. 19,437 727,487
*Fattal Holdings 1998, Ltd. 3,639 474,993
First International Bank Of
Israel, Ltd. (The) 21,633 1,187,770
FMS Enterprises Migun, Ltd. 1,586 76,401
Formula Systems 1985, Ltd. 8,787 775,583
Fox Wizel, Ltd. 6,746 566,515
Gav-Yam Lands Corp., Ltd. 24,422 216,772
*Gilat Satellite Networks, Ltd. 19,427 122,839
*Hagag Group Real Estate
Development 9,313 42,790
Harel Insurance Investments &
Financial Services, Ltd. 89,394 1,483,984
Hilan, Ltd. 10,963 699,224
ICL Group, Ltd. 49,125 325,875
Shares Value†
ISRAEL — (Continued)
IDI Insurance Co., Ltd. 9,158 $ 427,569
Ilex Medical, Ltd. 533 8,779
Inrom Construction Industries,
Ltd. 69,865 291,820
*Intercure, Ltd. 1,560 2,454
Isracard, Ltd. 1 3
Israel Canada T.R, Ltd., Class
A 68,925 224,254
Israel Discount Bank, Ltd.,
Class A 391,700 2,922,371
Israel Shipyards Industries,
Ltd. 2,035 73,592
*Israir Group, Ltd. 57,064 33,401
Isras Investment Co., Ltd. 1,324 285,607
#Issta, Ltd. 8,252 188,916
Kamada, Ltd. 9,189 59,453
Kamada, Ltd. 6,921 45,093
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 59,640 87,517
Kenon Holdings, Ltd. 6,012 185,033
Klil Industries, Ltd. 76 4,258
Kvutzat Acro, Ltd. 7,542 101,657
Lahav L.R. Real Estate, Ltd. 31,625 40,984
Land Development Nimrodi
Group, Ltd. 14,050 110,422
Lapidoth Capital, Ltd. 3,942 67,714
M Yochananof & Sons, Ltd. 3,609 244,068
Magic Software Enterprises,
Ltd. 28,344 392,281
*Malam - Team, Ltd. 3,198 65,163
Matrix IT, Ltd. 21,611 528,479
Max Stock, Ltd. 47,241 180,445
#Maytronics, Ltd. 35,168 39,816
Mediterranean Towers, Ltd. 72,367 218,948
Mega Or Holdings, Ltd. 8,400 285,074
Meitav Investment House, Ltd. 27,133 349,317
Melisron, Ltd. 1 53
Menora Mivtachim Holdings,
Ltd. 17,643 932,317
*Meshek Energy Renewable
Energies, Ltd. 68,462 52,940
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,055 111,986
Migdal Insurance & Financial
Holdings, Ltd. 354,650 681,418
Mivne Real Estate KD, Ltd. 143,959 420,122
Mizrahi Tefahot Bank, Ltd. 36,787 1,863,062
Naphtha Israel Petroleum
Corp., Ltd. 15,632 100,432
*Nayax, Ltd. 1,669 69,988
Neto Malinda Trading, Ltd. 3,586 108,790
Next Vision Stabilized
Systems, Ltd. 42,903 1,127,087
*Nice, Ltd. 57 8,905
#*Nice, Ltd., Sponsored ADR 1,366 212,898
#*Nova, Ltd. 560 109,878
*Nova, Ltd., Registered 5,678 1,089,088

174
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
ISRAEL — (Continued)
Novolog, Ltd. 58,023 $ 24,379
Oil Refineries, Ltd. 1,988,076 498,241
One Software Technologies,
Ltd. 31,378 593,234
*OPC Energy, Ltd. 34,790 328,106
*OY Nofar Energy, Ltd. 5,051 118,022
Palram Industries 1990, Ltd. 10,021 213,250
Partner Communications Co.,
Ltd. 103,124 684,650
Paz Retail And Energy, Ltd. 8,178 1,151,286
*Perion Network, Ltd. 13,384 126,114
Phoenix Financial, Ltd. 88,692 1,746,762
Plasson Industries, Ltd., Class
B 1,869 102,462
Polyram Plastic Industries, Ltd. 10,225 27,789
Prashkovsky Investments and
Construction, Ltd. 4,715 121,404
*Priortech, Ltd. 3,478 140,590
#Qualitau, Ltd. 2,925 163,971
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 5,737 438,743
*Rani Zim Shopping Centers,
Ltd. 7,094 8,648
Retailors, Ltd. 11,441 235,891
*Scope Metals Group, Ltd. 5,877 203,003
Shapir Engineering and
Industry, Ltd. 25,726 179,422
#*Shikun & Binui Soltec
Renewable Energy 130,417 84,542
#*Shikun & Binui, Ltd. 159,766 523,765
Shufersal, Ltd. 58,222 544,774
Strauss Group, Ltd. 6,068 137,466
Tadiran Group, Ltd. 2,147 119,296
ΩTamar Petroleum, Ltd. 60,955 574,869
*TAT Technologies, Ltd. 1,891 52,016
Tel Aviv Stock Exchange, Ltd. 36,827 452,058
Telsys, Ltd. 2,110 99,245
*Tera Light, Ltd. 16,867 42,586
*Teva Pharmaceutical
Industries, Ltd. 3,573 53,855
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 167,270 2,594,358
Tiv Taam Holdings 1, Ltd. 29,772 62,210
#*Tower Semiconductor, Ltd. 25,744 921,120
*Tower Semiconductor, Ltd. 3,398 122,959
Victory Supermarket Chain,
Ltd. 4,534 54,298
YD More Investments, Ltd. 16,291 72,165
YH Dimri Construction &
Development, Ltd. 1,823 153,392
TOTAL ISRAEL 58,548,873
ITALY — (2.3%)
A2A SpA 1,038,828 2,644,010
ACEA SpA 31,451 740,066
Amplifon SpA 83,256 1,590,448
Ariston Holding NV, Class B 40,531 183,097
Arnoldo Mondadori Editore
SpA 88,187 215,029
Shares Value†
ITALY — (Continued)
Ascopiave SpA 41,469 $ 155,326
Azimut Holding SpA 70,806 1,963,122
B&C Speakers SpA 769 13,331
Banca Generali SpA 43,207 2,558,923
Banca IFIS SpA 16,107 403,911
Banca Mediolanum SpA 124,482 1,856,546
Banca Monte dei Paschi di
Siena SpA 701,621 5,914,768
Banca Popolare di Sondrio
SPA, Class R 341,164 4,266,004
Ω*Banca Sistema SpA, Class
R 17,521 32,704
Banco BPM SpA, Class R 1,362,990 15,174,632
Banco di Desio e della Brianza
SpA 32,197 276,696
BasicNet SpA, Registered 2,271 19,104
#Biesse SpA 7,418 59,449
BPER Banca SPA 660,496 5,359,350
Brembo NV 43,296 404,562
Brunello Cucinelli SpA 23,208 2,614,956
Buzzi SpA 51,365 2,692,911
Cairo Communication SpA 51,952 169,788
ΩCarel Industries SpA 13,004 261,056
Cementir Holding NV 24,911 408,906
*CIR SpA-Compagnie
Industriali 344,301 228,177
Comer Industries SpA, Class R 377 12,728
Credito Emiliano SpA 56,637 777,737
d'Amico International Shipping
SA 41,774 155,281
#Danieli & C Officine
Meccaniche SpA 7,170 246,960
Danieli & C Officine
Meccaniche SpA 23,429 634,397
Datalogic SpA, Class M 15,974 77,355
Davide Campari-Milano NV,
Class M 1,928 12,895
Ω#*doValue SpA 12,756 26,289
Emak SpA 39,001 35,024
ΩEnav SpA 59,926 265,944
Enel SpA 1,141,533 9,919,152
Eni SpA, Class B 723,955 10,451,550
ERG SpA 30,786 630,278
*Esprinet SpA, Class B 17,821 106,557
Ferrari NV 2,484 1,133,994
Ferrari NV, ADR 8,711 4,022,566
Fila SpA 15,691 204,766
FinecoBank Banca Fineco SpA 227,296 4,538,427
FNM SpA, Registered 120,333 54,579
*Garofalo Health Care SpA 7,054 43,220
Gefran SpA 1,568 16,220
Generali 159,934 5,843,218
GPI SpA 5,611 58,553
Hera SpA 580,875 2,750,853
Illimity Bank SpA 30,860 122,079
IMMSI SpA, Registered 86,759 49,114
ΩInfrastrutture Wireless
Italiane SpA 36,457 436,804
Intercos SpA 8,133 122,961

175
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
ITALY — (Continued)
Interpump Group SpA, Class R 5,345 $ 182,764
Intesa Sanpaolo SpA 1,380,659 7,348,239
Iren SpA 249,814 713,917
Italgas SpA 207,738 1,709,700
#Italian Sea Group SPA (The) 6,328 40,427
Italmobiliare SpA 5,430 151,536
Iveco Group NV 222,178 3,537,118
Leonardo SpA 139,779 7,277,342
Lottomatica Group Spa 869 19,796
LU-VE SpA, Registered 2,170 70,179
Maire SpA 99,930 1,079,158
MARR SpA 8,793 97,256
Mediobanca Banca di Credito
Finanziario SpA 260,381 5,323,352
MFE-MediaForEurope NV,
Class A 42,671 207,607
MFE-MediaForEurope NV,
Class B 119,652 434,703
Moltiply Group SpA 12,608 623,449
Moncler SpA 51,030 3,134,775
*Newlat Food SpA 6,329 123,314
Ω*Nexi SpA 258,940 1,514,138
Orsero SpA 4,912 73,147
ΩOVS SpA 185,550 669,473
Pharmanutra SpA 2,475 151,364
#Piaggio & C SpA 132,641 260,246
ΩPirelli & C SpA 217,790 1,342,836
ΩPoste Italiane SpA 194,282 3,939,969
Prysmian SpA 32,384 1,764,794
ΩRAI Way SpA 63,527 436,175
Recordati Industria Chimica e
Farmaceutica SpA 38,566 2,273,101
Reply SpA 8,438 1,504,011
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 81,088 90,241
Sabaf SpA 2,781 47,261
#*Safilo Group SpA 106,087 86,828
*Saipem SpA 865,493 2,008,038
#Salvatore Ferragamo SpA 14,027 87,459
Sanlorenzo SpA 8,237 264,048
Sesa SpA 3,812 321,097
Snam SpA 188,936 1,086,752
Sogefi SpA 45,758 107,412
SOL SpA 17,647 807,425
*Stellantis NV 394,373 3,652,781
*Stellantis NV 132,692 1,227,820
#Stellantis NV, ADR 255,061 2,366,966
ΩTechnogym SpA 62,833 848,535
*Telecom Italia SpA 6,190,873 2,449,044
*Telecom Italia SpA,
Sponsored ADR 41,807 163,465
Tenaris SA 65,231 1,088,914
Tenaris SA, Sponsored ADR 45,338 1,509,302
Terna - Rete Elettrica
Nazionale 209,464 2,087,735
*TREVI - Finanziaria
Industriale SpA 41,505 12,715
Shares Value†
ITALY — (Continued)
TXT e-solutions SpA 2,582 $ 92,456
UniCredit SpA 291,085 16,865,525
Unipol Assicurazioni SpA 261,914 4,689,264
Webuild SpA 341,542 1,238,512
Wiit SpA 8,012 140,258
#Zignago Vetro SpA 5,757 57,983
TOTAL ITALY 182,358,095
JAPAN — (15.4%)
&Do Holdings Co., Ltd. 7,800 74,697
77 Bank, Ltd. (The) 43,400 1,352,751
A&D HOLON Holdings Co.,
Ltd. 21,100 263,602
AB&Company Co., Ltd.,
Registered 4,700 29,853
ABC-Mart, Inc. 13,200 245,464
#*Access Co., Ltd. 3,600 19,383
Achilles Corp. 6,600 62,372
#AD Works Group Co., Ltd. 37,600 69,590
Adastria Co., Ltd., Class B 26,500 540,813
ADEKA Corp. 46,100 829,470
#Ad-sol Nissin Corp. 6,800 48,006
#Advan Group Co., Ltd. 9,000 51,171
Advanced Media, Inc. 600 3,702
Advantest Corp. 153,200 6,297,053
Aeon Co., Ltd. 110,205 3,265,820
Aeon Delight Co., Ltd. 9,237 347,747
Aeon Fantasy Co., Ltd. 4,100 67,921
#Aeon Hokkaido Corp. 25,900 158,879
#Aeon Kyushu Co., Ltd. 700 12,494
Aeon Mall Co., Ltd. 23,680 454,874
AFC-HD AMS Life Science
Co., Ltd. 6,929 41,436
#AGC, Inc. 64,000 1,997,981
Ahresty Corp. 17,400 79,778
Ai Holdings Corp. 16,200 239,979
Aica Kogyo Co., Ltd. 31,200 724,005
Aichi Financial Group, Inc. 26,021 496,559
Aichi Steel Corp. 11,801 695,782
Aichi Tokei Denki Co., Ltd. 4,200 57,888
Aida Engineering, Ltd. 30,419 188,733
Aidma Holdings, Inc. 2,300 28,282
Ain Holdings, Inc. 20,301 786,336
Air Water, Inc. 131,900 1,797,628
Airman Corp. 13,700 177,877
Airport Facilities Co., Ltd. 20,200 94,457
Airtech Japan, Ltd. 5,300 39,089
#Airtrip Corp. 8,500 56,194
Aisan Industry Co., Ltd. 29,100 393,535
Aisin Corp. 168,786 2,143,549
#AIT Corp. 4,900 60,116
Ajinomoto Co., Inc. 199,600 4,080,437
#*Akebono Brake Industry
Co., Ltd. 117,900 85,135
Akita Bank, Ltd. (The) 4,800 82,008
Albis Co., Ltd. 2,600 54,264
Alconix Corp. 21,600 233,354
Alfresa Holdings Corp. 64,800 978,088
Alinco, Inc. 12,300 87,093

176
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
#Alleanza Holdings Co., Ltd. 4,900 $ 35,623
Allied Telesis Holdings K.K.,
Class B 18,300 19,501
#Almado, Inc. 1,400 10,895
Alpen Co., Ltd. 12,300 205,489
AlphaPolis Co., Ltd. 400 3,550
Alps Alpine Co., Ltd.,
Registered 146,300 1,485,154
#Altech Corp. 9,810 183,972
Amada Co., Ltd. 176,800 1,767,504
Amano Corp. 22,200 647,604
#Amiyaki Tei Co., Ltd. 6,900 69,077
#Amvis Holdings, Inc. 38,200 122,923
ANA Holdings, Inc. 20,700 397,050
#Anabuki Kosan, Inc. 1,900 29,318
Anest Iwata Corp. 9,000 70,163
#*AnGes, Inc. 49,600 25,732
Anicom Holdings, Inc., Class B 51,700 215,658
Anrakutei Co., Ltd. 600 29,697
Anritsu Corp. 18,600 186,274
Anycolor, Inc. 12,500 324,243
#*AnyMind Group, Inc. 4,300 26,076
AOKI Holdings, Inc. 14,700 131,809
Aoyama Trading Co., Ltd. 41,300 594,136
Aoyama Zaisan Networks Co.,
Ltd. 14,800 200,149
#Aozora Bank, Ltd., Class A 62,800 865,129
Arakawa Chemical Industries,
Ltd. 4,400 32,759
Arata Corp. 16,200 361,161
Araya Industrial Co., Ltd. 2,000 64,638
ARCLANDS Corp. 42,820 520,540
Arcs Co., Ltd. 30,700 617,917
ARE Holdings, Inc. 40,300 501,490
Arealink Co., Ltd. 13,200 202,757
Argo Graphics, Inc. 7,300 257,936
Arisawa Manufacturing Co.,
Ltd. 25,800 235,318
Artience Co., Ltd. 22,800 468,819
Artner Co., Ltd. 3,300 43,402
As One Corp. 21,500 340,874
Asahi Co., Ltd. 13,600 132,053
Asahi Diamond Industrial Co.,
Ltd. 1,600 8,256
Asahi Group Holdings, Ltd. 176,803 2,444,924
Asahi Intecc Co., Ltd. 53,500 822,341
Asahi Kasei Corp. 503,100 3,505,899
#Asahi Kogyosha Co., Ltd. 2,800 41,988
Asahi Net, Inc. 14,300 69,475
Asahi Printing Co., Ltd. 3,300 20,104
ASAHI YUKIZAI Corp. 10,000 262,199
Asanuma Corp., Registered 36,000 190,045
Ascentech KK 1,200 10,499
Ashimori Industry Co., Ltd. 3,300 62,187
Asia Pile Holdings Corp. 21,800 137,396
Asics Corp. 136,900 2,959,896
ASKUL Corp. 22,400 238,542
Astellas Pharma, Inc. 276,700 2,769,134
Shares Value†
JAPAN — (Continued)
#Astena Holdings Co., Ltd. 14,900 $ 50,349
Asukanet Co., Ltd. 2,600 7,656
Atrae, Inc. 5,900 28,913
Aucnet, Inc. 12,800 110,914
Autobacs Seven Co., Ltd. 56,700 589,896
Avant Group Corp. 14,100 176,448
Awa Bank, Ltd. (The) 36,800 704,319
Axell Corp. 3,800 28,079
Axial Retailing, Inc. 43,500 331,800
Azbil Corp. 128,600 1,110,735
AZ-COM MARUWA Holdings,
Inc. 32,400 299,832
AZOOM Co., Ltd. 1,100 60,228
Bandai Namco Holdings, Inc. 86,400 2,997,712
Bando Chemical Industries,
Ltd. 18,100 189,070
Bank of Iwate, Ltd. (The) 3,600 73,242
Bank of Nagoya, Ltd. (The) 8,300 434,668
Bank of Saga, Ltd. (The) 2,801 42,651
Bank of the Ryukyus, Ltd. 45,400 343,110
Bank of Toyama, Ltd. (The) 700 7,469
Base Co., Ltd. 4,600 99,811
BayCurrent, Inc., Registered 44,600 2,404,473
Beauty Garage, Inc. 3,800 39,694
Beenos, Inc. 11,000 307,698
Belc Co., Ltd., Class R 7,400 367,302
Bell System24 Holdings, Inc. 26,200 216,007
Belluna Co., Ltd. 45,000 309,170
#Bewith, Inc. 2,000 23,570
Bic Camera, Inc. 46,100 494,967
BIPROGY, Inc. 35,000 1,146,628
B-Lot Co., Ltd., Class B 11,500 105,857
#Bookoff Group Holdings, Ltd. 7,600 80,081
Bourbon Corp. 800 15,031
#BrainPad, Inc. 8,900 65,577
Bridgestone Corp. 131,000 5,502,110
Broadmedia Corp. 2,700 32,255
Brother Industries, Ltd. 133,500 2,349,634
Buffalo, Inc. 3,800 54,933
#Bull-Dog Sauce Co., Ltd. 2,000 24,439
Bunka Shutter Co., Ltd. 27,500 394,262
Business Brain Showa-Ota,
Inc., Class G 7,900 149,260
Business Engineering Corp.,
Class G 3,200 85,137
C. Uyemura & Co., Ltd. 4,300 278,246
Calbee, Inc. 41,300 831,704
Canon Electronics, Inc. 14,000 228,393
Canon Marketing Japan, Inc. 20,400 725,098
#Canon, Inc. 58,200 1,796,921
Capcom Co., Ltd. 84,500 2,451,945
Career Design Center Co., Ltd. 3,100 38,946
Careerlink Co., Ltd. 4,300 64,753
Carlit Co., Ltd., Class B 14,500 108,567
#Carta Holdings, Inc. 4,400 46,795
Casio Computer Co., Ltd. 70,300 548,788
Cawachi, Ltd. 10,400 203,640
#CDS Co., Ltd. 3,100 39,967

177
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
#Celsys, Inc. 18,000 $ 163,671
Central Glass Co., Ltd. 17,800 372,747
Central Japan Railway Co. 56,000 1,150,701
Central Security Patrols Co.,
Ltd. 4,700 88,899
#Central Sports Co., Ltd. 3,500 58,890
#Ceres, Inc. 4,700 70,612
Change Holdings, Inc. 30,000 283,090
Charm Care Corp. KK 10,900 96,208
Chiba Bank, Ltd. (The) 87,000 769,118
Chiba Kogyo Bank, Ltd. (The) 41,600 359,305
#Chikaranomoto Holdings Co.,
Ltd. 9,300 83,911
Chino Corp. 3,700 49,804
Chori Co., Ltd. 5,900 149,527
Chubu Electric Power Co., Inc. 91,300 1,185,415
Chubu Shiryo Co., Ltd. 14,400 144,262
Chuetsu Pulp & Paper Co.,
Ltd. 11,700 124,349
Chugai Pharmaceutical Co.,
Ltd. 78,700 4,534,740
Chugin Financial Group, Inc.,
Registered 36,100 403,544
#Chugoku Electric Power Co.,
Inc. (The) 133,700 710,305
Chugoku Marine Paints, Ltd. 26,500 384,570
Citizen Watch Co., Ltd. 248,200 1,433,797
CKD Corp. 33,600 490,667
CK-San-Etsu Co., Ltd. 3,700 95,717
CMK Corp. 56,700 157,014
Coca-Cola Bottlers Japan
Holdings, Inc. 56,213 1,055,964
#Colowide Co., Ltd. 44,400 559,202
Computer Engineering &
Consulting, Ltd. 12,800 191,318
COMSYS Holdings Corp. 45,000 999,124
Comture Corp. 16,500 192,947
Concordia Financial Group,
Ltd. 682,624 4,394,177
Copro-Holdings Co., Ltd. 2,400 28,082
Core Corp., Class D 2,800 34,647
Cosel Co., Ltd. 8,500 64,060
Cosmo Energy Holdings Co.,
Ltd. 54,900 2,253,502
Cosmos Initia Co., Ltd. 6,600 56,311
Cosmos Pharmaceutical Corp. 21,100 1,361,648
Cota Co., Ltd. 9,666 96,633
#CREAL, Inc. 700 25,371
Create Restaurants Holdings,
Inc. 74,200 722,025
Create SD Holdings Co., Ltd. 16,000 341,559
Creek & River Co., Ltd. 8,000 86,708
Cresco, Ltd. 11,600 97,588
Cross Cat Co., Ltd. 5,400 39,637
Cross Marketing Group, Inc. 1,900 8,991
CrowdWorks, Inc. 6,400 50,477
CTI Engineering Co., Ltd. 14,200 237,928
CTS Co., Ltd. 13,100 73,564
Cube System, Inc. 1,400 9,893
Shares Value†
JAPAN — (Continued)
*CUC, Inc. 7,800 $ 61,354
Curves Holdings Co., Ltd. 35,900 172,654
#Cyber Security Cloud, Inc. 4,800 57,241
CyberAgent, Inc. 112,146 962,723
Cybozu, Inc. 15,700 325,359
Dai Nippon Printing Co., Ltd. 40,000 558,329
Dai Nippon Toryo Co., Ltd. 10,000 88,825
Daicel Corp. 198,300 1,687,024
Dai-Dan Co., Ltd. 21,600 629,950
Daido Metal Co., Ltd. 38,900 134,994
Daido Steel Co., Ltd. 85,700 643,771
Daifuku Co., Ltd. 58,700 1,558,447
#Daihatsu Infinearth Mfg Co.,
Ltd. 10,500 132,501
Daihen Corp. 7,600 335,670
#Daiho Corp. 27,000 151,809
Daiichi Jitsugyo Co., Ltd. 12,000 191,980
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 15,200 71,397
Dai-ichi Life Holdings, Inc. 530,400 3,809,554
Daiichi Sankyo Co., Ltd. 54,300 1,387,193
Daiichikosho Co., Ltd. 51,000 596,740
Daiken Medical Co., Ltd. 8,000 26,640
Daiki Aluminium Industry Co.,
Ltd. 23,801 156,348
Daikin Industries, Ltd. 33,100 3,781,299
DAIKO XTECH Ltd 2,100 12,750
Daikoku Denki Co., Ltd. 2,800 50,311
Daikokutenbussan Co., Ltd. 4,100 218,452
Daikyonishikawa Corp. 31,000 123,878
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 9,291 196,711
Daio Paper Corp. 66,600 425,355
Daiseki Co., Ltd. 20,660 528,667
Daiseki Eco. Solution Co Ltd 3,240 24,168
Daishi Hokuetsu Financial
Group, Inc. 61,500 1,340,893
Daishinku Corp. 23,600 86,200
Daisue Construction Co., Ltd. 3,600 51,612
Daisyo Corp. 1,400 11,160
#Daito Bank, Ltd. (The) 4,200 19,669
Daito Pharmaceutical Co., Ltd. 10,858 158,409
Daito Trust Construction Co.,
Ltd. 16,300 1,812,381
Daitron Co., Ltd. 7,400 166,012
Daiwa House Industry Co., Ltd. 222,400 8,037,521
Daiwa Securities Group, Inc. 245,100 1,605,247
Daiwabo Holdings Co., Ltd. 59,000 1,000,361
DCM Holdings Co., Ltd. 67,600 643,584
#*DD GROUP Co., Ltd. 5,900 51,124
Dear Life Co., Ltd. 19,900 154,998
Denka Co., Ltd. 65,100 888,370
Denso Corp. 165,000 2,137,111
Dentsu Group, Inc. 37,800 788,118
Dentsu Soken, Inc. 15,100 660,572
Dexerials Corp. 156,300 1,834,312
#DIC Corp. 53,600 1,044,644
#Digital Arts, Inc. 8,000 395,962

178
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
#Digital Hearts Holdings Co.,
Ltd. 4,000 $ 27,762
Digital Information
Technologies Corp. 5,700 97,424
dip Corp. 18,300 265,699
Disco Corp. 9,900 1,916,980
DKK-Toa Corp. 3,200 17,701
#DKS Co., Ltd. 4,500 82,813
DMG Mori Co., Ltd. 111,600 1,935,240
Double Standard, Inc. 3,200 33,292
Doutor Nichires Holdings Co.,
Ltd. 27,600 514,501
Dowa Holdings Co., Ltd. 40,700 1,306,258
DTS Corp. 18,800 535,768
DyDo Group Holdings, Inc. 12,000 245,401
Eagle Industry Co., Ltd. 12,700 163,469
Earth Corp. 8,500 306,891
East Japan Railway Co. 68,200 1,480,280
EAT&HOLDINGS Co., Ltd. 3,400 49,413
Ebara Corp. 261,500 3,945,233
Ebara Foods Industry, Inc. 3,500 65,465
Ebara Jitsugyo Co., Ltd. 4,700 117,797
Ebase Co., Ltd. 11,600 43,264
Eco's Co., Ltd. 4,300 73,586
EDION Corp. 49,300 658,762
eGuarantee, Inc. 17,200 213,191
Ehime Bank, Ltd. (The) 29,200 212,490
Eidai Co., Ltd. 16,800 28,385
Eisai Co., Ltd. 36,200 1,045,090
Elan Corp., Class B 4,911 24,755
Elecom Co., Ltd. 17,800 209,397
Electric Power Development
Co., Ltd., Class B 39,900 700,572
#EM Systems Co., Ltd. 15,600 82,243
en Japan, Inc. 17,600 202,109
Endo Lighting Corp. 6,200 67,503
ENEOS Holdings, Inc. 1,893,968 9,107,352
Entrust, Inc. 5,300 31,806
#eRex Co., Ltd. 9,500 55,679
#ERI Holdings Co., Ltd. 3,000 45,450
ES-Con Japan, Ltd. 33,100 246,208
Eslead Corp. 6,100 181,324
ESPEC Corp. 8,000 127,874
#Eternal Hospitality Group
Co., Ltd. 4,400 87,112
Exedy Corp., Class A 21,300 640,613
EXEO Group, Inc. 152,948 1,784,250
Ezaki Glico Co., Ltd. 23,300 769,534
F&M Co., Ltd. 3,300 49,717
FALCO HOLDINGS Co., Ltd. 6,200 100,494
FANUC Corp. 19,400 496,969
Fast Fitness Japan, Inc. 2,000 20,667
Fast Retailing Co., Ltd. 18,000 5,928,491
*FDK Corp. 2,000 5,342
Feed One Co., Ltd. 17,396 110,493
#Ferrotec Holdings Corp. 41,400 712,832
#FFRI Security, Inc. 9,600 228,828
#Fibergate, Inc. 5,000 34,633
FIDEA Holdings Co., Ltd. 12,100 126,650
Shares Value†
JAPAN — (Continued)
Financial Partners Group Co.,
Ltd. 133,000 $ 2,079,291
#FINDEX, Inc. 6,600 32,436
#Fintech Global, Inc. 118,300 91,230
First Bank of Toyama, Ltd.
(The) 43,100 330,260
First-corp, Inc. 1,800 12,026
#Fixstars Corp. 17,500 214,701
Focus Systems Corp. 5,100 39,759
Food & Life Cos., Ltd. 56,300 2,070,201
Forum Engineering, Inc. 6,600 48,214
#Forval Corp. 3,700 37,820
Foster Electric Co., Ltd. 18,500 157,712
FP Corp. 33,500 723,360
#FP Partner, Inc. 4,000 68,172
#France Bed Holdings Co.,
Ltd. 18,400 164,470
Freebit Co., Ltd. 7,900 84,018
Freund Corp. 4,600 24,187
FTGroup Co., Ltd. 4,600 35,248
Fudo Tetra Corp. 10,550 172,628
Fuji Co., Ltd. 11,800 172,152
Fuji Corp. 6,800 91,960
Fuji Corp. 32,700 487,153
Fuji Corp., Ltd. 23,500 115,820
Fuji Die Co., Ltd. 5,100 25,243
Fuji Electric Co., Ltd. 47,388 2,100,633
Fuji Kosan Co., Ltd. 4,500 42,148
Fuji Kyuko Co., Ltd. 14,400 209,882
Fuji Oil Co., Ltd. 40,200 78,066
Fuji Oil Co., Ltd. 24,800 544,891
Fuji Pharma Co., Ltd. 9,700 92,893
Fuji Seal International, Inc. 20,200 361,119
Fuji Soft, Inc. 11,000 755,826
Fujibo Holdings, Inc. 7,200 251,122
#Fujicco Co., Ltd. 11,900 135,318
FUJIFILM Holdings Corp. 81,300 1,673,136
Fujikura Composites, Inc. 10,700 99,394
Fujikura, Ltd. 293,200 10,785,337
Fujimi, Inc. 20,600 269,920
#Fujio Food Group, Inc. 3,500 29,518
Fujita Kanko, Inc. 6,000 377,314
Fujitsu General, Ltd. 20,700 406,773
Fujitsu, Ltd. 232,400 5,133,850
#Fujiya Co., Ltd. 4,499 74,342
FuKoKu Co., Ltd. 6,500 73,321
Fukuda Corp. 3,700 137,998
Fukuda Denshi Co., Ltd. 10,900 463,082
Fukui Bank, Ltd. (The) 6,597 80,844
Fukui Computer Holdings, Inc. 5,701 140,287
Fukuoka Financial Group, Inc. 64,780 1,700,339
Fukuyama Transporting Co.,
Ltd. 13,600 337,044
FULLCAST Holdings Co., Ltd. 12,600 141,247
Fumakilla, Ltd. 5,800 45,053
Funai Soken Holdings, Inc. 24,060 384,582
*Furukawa Battery Co., Ltd.
(The) 6,500 62,840
Furukawa Co., Ltd. 24,400 359,739

179
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Furukawa Electric Co., Ltd. 50,500 $ 1,581,134
Furuno Electric Co., Ltd. 21,100 373,954
#Furuya Metal Co., Ltd. 9,600 172,496
Furyu Corp. 12,300 80,281
Fuso Chemical Co., Ltd. 15,000 363,853
Fuso Pharmaceutical
Industries, Ltd. 4,400 73,940
Futaba Industrial Co., Ltd. 46,600 258,090
Future Corp. 31,200 393,281
G-7 Holdings, Inc. 16,800 167,953
#*GA Technologies Co., Ltd. 9,800 99,003
Gakken Holdings Co., Ltd. 16,000 112,731
Gakkyusha Co., Ltd. 4,000 61,497
Galilei Co., Ltd. 10,200 204,801
Gecoss Corp. 5,700 46,674
Genki Global Dining Concepts
Corp. 5,800 133,981
Genky DrugStores Co., Ltd. 9,800 253,176
Geo Holdings Corp.,
Registered 22,200 302,713
Gift Holdings, Inc. 4,600 116,096
#giftee, Inc. 8,099 87,781
Giken, Ltd. 5,300 53,059
GLOBERIDE, Inc. 11,900 156,092
Glory, Ltd. 33,300 586,906
GLTECHNO HOLDINGS, Inc. 8,650 169,798
#GMO Financial Gate, Inc. 2,800 104,823
#GMO Financial Holdings, Inc. 30,000 160,684
GMO GlobalSign Holdings KK 2,600 40,320
GMO Payment Gateway, Inc. 14,000 878,435
#*GNI Group, Ltd. 27,900 461,218
Godo Steel, Ltd. 8,900 231,797
*Gokurakuyu Holdings Co.,
Ltd. 8,100 28,109
Goldwin, Inc. 7,500 429,946
Grandy House Corp. 10,400 40,101
#Greens Co., Ltd. 4,400 70,423
gremz, Inc. 6,200 102,710
GS Yuasa Corp. 62,700 1,101,778
#GSI Creos Corp. 4,900 65,991
G-Tekt Corp. 19,100 219,468
Gunma Bank, Ltd. (The) 280,800 2,330,813
Gunze, Ltd. 23,800 428,146
H.U. Group Holdings, Inc.,
Class B 27,900 547,672
H2O Retailing Corp. 56,725 775,873
Hachijuni Bank, Ltd. (The) 298,701 2,243,817
Hagihara Industries, Inc. 8,400 85,036
Hagiwara Electric Holdings
Co., Ltd. 5,600 121,312
#Hakudo Co., Ltd. 5,000 75,189
Hakuhodo DY Holdings, Inc. 118,001 887,241
Halows Co., Ltd. 7,400 224,895
Hamakyorex Co., Ltd. 52,400 489,689
Hamamatsu Photonics KK 72,900 674,877
Hamee Corp., Class A 1,500 12,577
Hankyu Hanshin Holdings, Inc. 52,400 1,494,414
Hanwa Co., Ltd., Class B 17,800 592,127
Happinet Corp., Class B 12,900 483,840
Shares Value†
JAPAN — (Continued)
Hard Off Corp. Co., Ltd. 6,400 $ 84,128
Harima Chemicals Group, Inc. 7,500 42,117
Harmonic Drive Systems, Inc. 3,000 70,562
Haseko Corp. 181,000 2,583,539
Hashimoto Sogyo Holdings
Co., Ltd. 4,700 40,858
Hazama Ando Corp. 88,420 882,712
Heiwa Corp. 30,200 469,599
Heiwa Real Estate Co., Ltd. 9,900 325,859
Heiwado Co., Ltd. 24,301 453,514
#Hennge K.K. 11,800 141,709
Hibino Corp. 1,700 27,841
Hiday Hidaka Corp. 8,400 182,557
*Hino Motors, Ltd. 241,100 767,213
Hioki EE Corp. 6,800 271,256
Hirakawa Hewtech Corp. 7,245 60,646
Hirata Corp. 20,400 210,236
Hirogin Holdings, Inc. 182,300 1,508,090
Hirose Electric Co., Ltd. 8,935 1,015,711
Hirose Tusyo, Inc. 1,800 52,370
HIS Co., Ltd. 45,700 542,095
Hitachi Construction Machinery
Co., Ltd. 64,600 1,922,058
Hitachi, Ltd. 799,400 19,715,993
Hochiki Corp. 7,300 124,874
Hodogaya Chemical Co., Ltd. 7,600 79,122
#Hogy Medical Co., Ltd. 14,700 421,502
#Hokkaido Coca-Cola Bottling
Co., Ltd. 3,000 68,038
#Hokkaido Electric Power Co.,
Inc. 96,600 458,484
Hokkaido Gas Co., Ltd. 34,700 135,745
Hokkan Holdings, Ltd. 4,700 59,969
Hokko Chemical Industry Co.,
Ltd. 10,700 91,592
Hokkoku Financial Holdings,
Inc. 16,800 624,229
#Hokuetsu Corp. 66,900 513,100
Hokuhoku Financial Group,
Inc. 101,000 1,802,054
Hokuriku Electric Industry Co.,
Ltd. 6,400 69,591
Hokuriku Electric Power Co. 73,100 375,391
Hokuto Corp. 13,800 178,015
Honda Motor Co., Ltd. 437,400 4,455,568
#Honda Motor Co., Ltd.,
Sponsored ADR 90,604 2,764,328
H-One Co., Ltd. 25,100 198,315
Honeys Holdings Co., Ltd. 13,000 147,918
Hoosiers Holdings Co., Ltd. 23,400 194,398
Horiba, Ltd. 34,200 2,339,861
Hoshizaki Corp. 10,100 429,944
Hosokawa Micron Corp. 6,200 172,560
#Hotland Holdings Co., Ltd. 6,400 97,723
House Foods Group, Inc. 33,500 657,717
Howa Machinery, Ltd. 9,280 72,671
Hoya Corp. 48,600 5,717,246
HS Holdings Co., Ltd.,
Registered 13,400 91,218

180
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Hulic Co., Ltd. 131,696 $ 1,376,142
Hyakugo Bank, Ltd. (The) 115,100 554,358
Hyakujushi Bank, Ltd. (The),
Class R 21,700 502,033
#I K K Holdings Inc 5,400 29,907
Ibiden Co., Ltd. 69,200 1,917,263
IBJ, Inc. 12,700 58,140
#Ichibanya Co., Ltd. 29,000 193,550
Ichigo, Inc. 12,500 33,651
Ichiken Co., Ltd. 3,500 69,465
Ichikoh Industries, Ltd. 31,000 85,411
Ichinen Holdings Co., Ltd. 14,700 174,166
Ichiyoshi Securities Co., Ltd. 14,900 75,524
ID Holdings Corp. 6,700 92,017
IDEA Consultants, Inc. 3,000 61,561
Idec Corp. 22,400 359,462
Idemitsu Kosan Co., Ltd. 517,705 3,210,250
IDOM, Inc. 60,200 465,090
#IG Port, Inc. 4,800 69,624
IHI Corp. 91,600 7,160,264
Iida Group Holdings Co., Ltd. 63,716 1,007,958
Iino Kaiun Kaisha, Ltd. 94,000 684,703
I'll, Inc. 4,800 78,306
IMAGICA GROUP, Inc. 15,300 60,711
Imasen Electric Industrial 13,000 57,873
Imuraya Group Co., Ltd. 6,500 112,374
Inaba Denki Sangyo Co., Ltd. 18,900 497,940
Inaba Seisakusho Co., Ltd. 5,100 60,890
Inabata & Co., Ltd. 31,100 668,266
#I-NE Co., Ltd. 4,400 50,404
I-Net Corp., Registered 9,530 129,080
Infomart Corp. 65,400 173,770
INFRONEER Holdings, Inc. 134,504 1,151,356
Innotech Corp. 8,500 71,628
Inpex Corp. 512,100 6,494,594
Insource Co., Ltd. 32,200 205,201
#Intage Holdings, Inc. 5,000 58,644
Intelligent Wave, Inc. 3,400 25,505
Inter Action Corp. 5,200 44,293
Internet Initiative Japan, Inc.,
Class R 56,800 1,053,253
#Inui Global Logistics Co., Ltd. 3,000 30,623
IPS, Inc. 1,600 23,589
Iriso Electronics Co., Ltd. 14,900 266,788
ISB Corp. 6,300 59,626
#Ise Chemicals Corp. 1,400 218,186
#Iseki & Co., Ltd. 16,630 120,085
#Isetan Mitsukoshi Holdings,
Ltd. 126,000 1,623,584
Ishihara Sangyo Kaisha, Ltd.,
Class A 25,500 313,744
Ishizuka Glass Co., Ltd. 2,400 41,004
#*Istyle, Inc. 60,700 200,007
Isuzu Motors, Ltd. 326,100 4,404,316
ITmedia, Inc. 6,800 73,702
Ito En, Ltd. 36,100 864,790
ITOCHU Corp. 181,700 9,276,075
Itochu Enex Co., Ltd. 40,400 436,741
Shares Value†
JAPAN — (Continued)
Itochu-Shokuhin Co., Ltd. 3,300 $ 222,792
Itoham Yonekyu Holdings, Inc. 18,733 587,705
Itoki Corp. 33,100 415,838
IwaiCosmo Holdings, Inc. 13,500 198,090
#Iwaki Co., Ltd. 3,700 62,825
Iwatani Corp. 135,500 1,295,724
Iyogin Holdings, Inc. 195,843 2,257,879
Izumi Co., Ltd. 21,100 487,117
J Front Retailing Co., Ltd. 167,200 2,051,318
J Trust Co., Ltd. 61,000 167,211
JAC Recruitment Co., Ltd. 45,600 265,979
*Jade Group, Inc. 5,100 43,799
#JALCO Holdings, Inc. 18,100 38,956
JANOME Corp. 14,100 111,602
Japan Airlines Co., Ltd. 72,300 1,308,486
Japan Airport Terminal Co.,
Ltd. 28,700 824,743
Japan Aviation Electronics
Industry, Ltd. 34,600 555,240
Japan Business Systems, Inc. 3,100 22,494
Japan Cash Machine Co., Ltd. 15,400 110,231
*Japan Communications, Inc. 94,800 106,338
#Japan Electronic Materials
Corp. 11,500 149,958
Japan Elevator Service
Holdings Co., Ltd. 41,200 891,068
Japan Exchange Group, Inc. 261,200 2,915,244
Japan Hospice Holdings, Inc. 1,900 19,727
Japan Investment Adviser Co.,
Ltd. 25,800 294,645
Japan Lifeline Co., Ltd. 34,500 369,816
Japan Material Co., Ltd. 35,900 301,516
Japan Medical Dynamic
Marketing, Inc. 9,000 35,208
Japan Post Holdings Co., Ltd. 129,200 1,254,501
Japan Post Insurance Co., Ltd. 29,200 585,372
Japan Property Management
Center  Co., Ltd. 5,200 42,653
Japan Pulp & Paper Co., Ltd. 89,000 383,104
Japan Securities Finance Co.,
Ltd. 31,800 379,888
Japan Steel Works, Ltd. (The) 24,000 988,671
Japan System Techniques
Co., Ltd. 5,000 65,409
Japan Tobacco, Inc. 218,000 6,735,320
Japan Transcity Corp. 18,200 112,283
Japan Wool Textile Co., Ltd.
(The) 34,900 361,380
JBCC Holdings, Inc. 22,400 187,818
JCR Pharmaceuticals Co., Ltd. 14,300 49,625
JCU Corp. 14,200 313,587
JDC Corp. 27,200 91,722
Jeol, Ltd. 32,500 1,044,903
JFE Holdings, Inc. 193,435 2,251,136
JFE Systems, Inc. 6,000 66,545
Jichodo Co., Ltd. 700 47,504
#Jimoto Holdings, Inc. 2,700 6,265
JINS Holdings, Inc. 8,300 521,368
JINUSHI Co., Ltd. 13,300 191,891

181
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
JK Holdings Co., Ltd. 7,000 $ 49,958
J-Lease Co., Ltd. 8,000 76,388
JM Holdings Co., Ltd. 10,000 172,672
JMS Co., Ltd. 14,797 47,511
J-Oil Mills, Inc. 17,100 245,759
Joshin Denki Co., Ltd. 16,200 252,472
Joyful Honda Co., Ltd. 42,400 602,827
#JP-Holdings, Inc. 37,600 167,386
JSB Co., Ltd. 5,200 132,333
JSP Corp. 16,200 223,284
JTEKT Corp. 145,410 1,124,929
*Juki Corp., Registered 11,500 31,927
Juroku Financial Group, Inc. 14,600 492,330
Justsystems Corp. 15,400 368,158
JVCKenwood Corp.,
Registered 233,600 1,747,414
Kadokawa Corp. 15,300 411,461
Kadoya Sesame Mills, Inc. 2,000 50,967
Kaga Electronics Co., Ltd.,
Class B 23,000 412,787
Kagome Co., Ltd. 53,200 1,095,777
Kajima Corp. 120,500 2,878,179
Kakaku.com, Inc. 73,000 1,294,798
Kakiyasu Honten Co., Ltd.,
Class B 4,400 83,780
Kamakura Shinsho, Ltd. 13,800 45,568
Kameda Seika Co., Ltd. 2,600 72,182
Kamei Corp. 15,300 205,945
Kamigumi Co., Ltd. 27,800 680,967
Kanaden Corp. 9,000 92,183
Kanadevia Corp. 161,800 1,036,772
#Kanagawa Chuo Kotsu Co.,
Ltd. 2,400 61,918
Kanamic Network Co., Ltd. 12,600 36,835
Kanamoto Co., Ltd. 24,400 546,537
Kandenko Co., Ltd. 69,000 1,372,841
Kaneka Corp. 26,500 647,637
Kaneko Seeds Co., Ltd. 8,400 84,448
Kanematsu Corp. 61,400 1,064,083
Kanemi Co., Ltd. 600 13,587
#Kanro, Inc. 2,500 72,297
Kansai Electric Power Co., Inc.
(The) 107,700 1,325,109
Kansai Paint Co., Ltd. 87,616 1,320,628
Kanto Denka Kogyo Co., Ltd. 38,900 235,353
Kao Corp. 54,700 2,341,930
#Kappa Create Co., Ltd. 2,400 24,767
Katitas Co., Ltd. 29,800 431,624
Kato Sangyo Co., Ltd. 13,900 487,241
Kato Works Co., Ltd. 6,800 56,730
KAWADA TECHNOLOGIES,
Inc. 8,700 198,226
Kawai Musical Instruments
Manufacturing Co., Ltd. 2,600 49,652
Kawasaki Heavy Industries,
Ltd. 118,700 7,047,604
KDDI Corp., Class A 525,400 9,295,057
#KeePer Technical Laboratory
Co., Ltd. 8,000 232,754
Shares Value†
JAPAN — (Continued)
Keihan Holdings Co., Ltd. 40,800 $ 999,978
Keihanshin Building Co., Ltd. 11,600 122,148
Keikyu Corp. 67,500 703,677
Keio Corp. 27,700 752,118
#Keisei Electric Railway Co.,
Ltd. 89,900 931,836
KEIWA, Inc. 10,500 67,429
Keiyo Bank, Ltd. (The) 153,400 889,384
KEL Corp. 3,900 35,681
Kenko Mayonnaise Co., Ltd. 6,400 85,923
Kewpie Corp. 47,400 1,079,659
Keyence Corp. 7,808 3,275,594
KeyHolder, Inc. 7,900 41,760
#KH Neochem Co., Ltd. 28,535 505,124
Kibun Foods, Inc. 7,600 58,076
#Kikkoman Corp. 103,700 1,014,536
#Kimura Chemical Plants Co.,
Ltd. 7,300 35,210
Kimura Unity Co., Ltd. 11,200 60,774
#King Jim Co., Ltd. 6,200 37,902
Kinki Sharyo Co., Ltd. (The) 3,200 32,911
#Kintetsu Department Store
Co., Ltd. 6,100 85,359
Kintetsu Group Holdings Co.,
Ltd. 52,800 1,136,770
Kirin Holdings Co., Ltd. 80,140 1,213,000
Ki-Star Real Estate Co., Ltd. 6,900 239,449
Kitagawa Corp. 7,600 66,068
#Kita-Nippon Bank, Ltd. (The) 4,800 102,468
Kitz Corp. 50,700 387,785
Kiyo Bank, Ltd. (The), Class B 87,800 1,487,134
KNT-CT Holdings Co., Ltd. 11,300 92,926
#Koa Corp. 26,700 153,679
Koa Shoji Holdings Co., Ltd. 6,800 32,179
Koatsu Gas Kogyo Co., Ltd. 18,300 121,111
Kobayashi Pharmaceutical
Co., Ltd. 7,600 290,222
Kobe Bussan Co., Ltd. 33,100 1,017,783
Kobe Electric Railway Co., Ltd. 1,400 23,880
Kobe Steel, Ltd. 277,420 3,246,032
Koei Tecmo Holdings Co., Ltd. 13,600 233,404
Kohnan Shoji Co., Ltd., Class
R 20,024 527,132
#Kohoku Kogyo Co., Ltd. 1,400 18,040
#Kohsoku Corp. 4,000 59,394
#Koike-ya, Inc. 800 26,192
Koito Manufacturing Co., Ltd. 100,000 1,213,545
Kojima Co., Ltd. 23,500 173,976
Kokuyo Co., Ltd. 36,300 745,010
Komatsu, Ltd., Class R 250,400 7,199,176
KOMEDA Holdings Co., Ltd. 37,400 755,394
Komehyo Holdings Co., Ltd. 5,200 104,846
Komeri Co., Ltd. 19,800 422,679
Konami Group Corp., Class B 19,900 2,839,070
Kondotec, Inc., Class B 7,800 78,252
*Konica Minolta, Inc. 360,200 1,105,549
Konishi Co., Ltd. 24,400 191,587
Konoike Transport Co., Ltd. 20,000 366,798
Konoshima Chemical Co., Ltd. 3,400 30,796

182
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
#Kosaido Holdings Co., Ltd. 42,500 $ 146,295
Kose Corp. 8,900 383,291
Koshidaka Holdings Co., Ltd. 44,100 313,189
Kotobuki Spirits Co., Ltd.,
Class R 62,400 928,738
#Kotobukiya Co., Ltd. 900 9,698
#Kourakuen Corp. 2,800 20,494
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 1,000 18,010
KPP Group Holdings Co., Ltd. 35,900 164,097
Krosaki Harima Corp. 12,700 222,143
KRS Corp. 7,000 89,954
K's Holdings Corp. 106,120 1,018,868
KU Holdings Co., Ltd. 12,000 91,195
Kubota Corp., ADR 371 21,522
Kubota Corp., Class R 183,800 2,129,987
Kumagai Gumi Co., Ltd. 22,600 675,750
Kumiai Chemical Industry Co.,
Ltd. 64,370 342,970
#Kura Sushi, Inc. 8,000 177,510
Kurabo Industries, Ltd. 10,700 468,838
Kuraray Co., Ltd. 265,100 3,091,656
Kureha Corp. 26,700 467,774
Kurimoto, Ltd. 5,400 179,255
Kurita Water Industries, Ltd. 42,400 1,404,515
Kuriyama Holdings Corp. 9,700 89,016
Kushikatsu Tanaka Holdings
Co. 3,700 35,874
Kusuri no Aoki Holdings Co.,
Ltd. 29,600 707,628
KYB Corp. 31,200 638,918
Kyodo Printing Co., Ltd. 16,400 121,873
Kyoei Steel, Ltd. 17,800 250,328
Kyokuto Boeki Kaisha, Ltd. 5,400 58,831
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 28,000 470,920
Kyokuyo Co., Ltd. 7,100 209,555
Kyorin Pharmaceutical Co.,
Ltd. 28,300 292,444
KYORITSU Co., Ltd. 20,700 23,655
Kyoritsu Maintenance Co., Ltd. 50,200 1,062,492
Kyosan Electric Manufacturing
Co., Ltd. 21,600 72,535
Kyoto Financial Group, Inc. 90,700 1,552,150
Kyowa Kirin Co., Ltd. 43,900 684,783
Kyudenko Corp. 25,700 864,654
Kyushu Electric Power Co.,
Inc. 142,700 1,271,034
Kyushu Financial Group, Inc. 270,450 1,359,455
Kyushu Railway Co. 39,200 1,009,955
LA Holdings Co., Ltd. 3,000 145,120
#Lacto Japan Co., Ltd. 6,600 163,103
LAND Co., Ltd. 447,500 21,961
#Lasertec Corp., Class A 15,600 1,453,477
LEC, Inc. 4,400 38,775
Leopalace21 Corp. 329,400 1,348,637
Life Corp. 31,400 454,798
Lifedrink Co., Inc. 27,200 323,982
Shares Value†
JAPAN — (Continued)
LIFULL Co., Ltd. 36,700 $ 38,851
#LIKE, Inc. 3,700 38,831
Link And Motivation, Inc. 34,300 138,027
Lintec Corp. 23,662 451,874
Lion Corp. 106,400 1,305,757
LITALICO, Inc. 14,600 126,921
Lixil Corp. 155,900 1,836,721
Loadstar Capital KK 4,600 81,590
Look Holdings, Inc. 4,200 71,757
LY Corp. 343,400 1,299,547
M&A Capital Partners Co., Ltd. 2,100 40,531
M3, Inc. 36,800 460,903
Mabuchi Motor Co., Ltd. 43,600 638,228
Macbee Planet, Inc. 2,500 49,793
Macnica Holdings, Inc. 103,050 1,436,227
Maeda Kosen Co., Ltd. 25,200 360,934
Maezawa Industries, Inc. 6,000 59,016
Makino Milling Machine Co.,
Ltd. 12,100 955,174
Makita Corp. 35,200 1,032,013
Mamiya-Op Co., Ltd. 3,700 35,770
Mammy Mart Corp. 1,100 43,031
#Management Solutions Co.,
Ltd. 6,500 88,040
Mandom Corp. 35,800 341,586
Mani, Inc. 37,400 301,135
MarkLines Co., Ltd. 6,300 100,745
Marubeni Corp. 312,900 5,545,508
Marubun Corp. 11,700 76,119
#Maruchiyo Yamaokaya Corp. 2,800 87,745
Marudai Food Co., Ltd. 15,100 196,901
Maruha Nichiro Corp. 35,100 802,940
Marui Group Co., Ltd. 82,900 1,643,877
MARUKA FURUSATO Corp. 13,470 216,914
Maruwa Co., Ltd. 4,400 896,411
Maruzen CHI Holdings Co.,
Ltd. 6,600 15,038
Maruzen Showa Unyu Co.,
Ltd. 7,400 311,273
Matching Service Japan Co.,
Ltd. 5,100 32,536
Matsuda Sangyo Co., Ltd. 10,200 259,219
Matsui Securities Co., Ltd. 60,200 310,200
MatsukiyoCocokara & Co. 117,590 2,165,242
#Matsuoka Corp. 3,200 40,718
Matsuya Co., Ltd. 16,300 103,418
Matsuyafoods Holdings Co.,
Ltd. 3,800 158,245
Max Co., Ltd. 5,400 159,191
Maxell, Ltd. 46,500 569,514
Maxvalu Tokai Co., Ltd. 5,800 123,612
Mazda Motor Corp. 397,800 2,382,784
McDonald's Holdings Co
Japan, Ltd. 12,100 511,519
MCJ Co., Ltd. 44,700 419,611
Mebuki Financial Group, Inc. 724,390 3,522,412
MEC Co., Ltd. 8,800 145,412
Media Do Co., Ltd. 6,501 79,576

183
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Medical System Network Co.,
Ltd., Class B 16,100 $ 53,050
Medipal Holdings Corp. 80,400 1,368,277
#Medius Holdings Co., Ltd. 7,500 50,687
#*Medley, Inc. 5,600 135,838
Megmilk Snow Brand Co., Ltd. 23,300 428,789
Meidensha Corp. 29,700 816,209
Meiji Electric Industries Co.,
Ltd. 5,000 53,807
MEIJI Holdings Co., Ltd. 56,448 1,390,622
#Meiji Shipping Group Co.,
Ltd. 12,300 53,808
Meiko Electronics Co., Ltd. 36,500 1,596,747
MEITEC Group Holdings, Inc. 42,800 879,614
Meiwa Corp. 15,700 75,066
#Meiwa Estate Co., Ltd. 11,300 74,230
Menicon Co., Ltd. 45,500 449,769
*Mercari, Inc. 55,900 901,164
METAWATER Co., Ltd. 14,100 201,259
#Micronics Japan Co., Ltd. 37,600 794,756
#Midac Holdings Co., Ltd. 7,600 121,374
Mie Kotsu Group Holdings, Inc. 35,300 123,738
Mikuni Corp. 17,300 34,687
Milbon Co., Ltd. 17,992 341,323
MIMAKI ENGINEERING Co.,
Ltd. 13,000 131,422
MINEBEA MITSUMI, Inc. 134,575 1,975,603
MIRAIT ONE Corp. 53,490 841,875
Mirarth Holdings, Inc. 77,100 267,018
Miroku Jyoho Service Co., Ltd. 5,700 73,887
MISUMI Group, Inc. 59,500 835,102
Mitani Corp. 14,800 195,583
Mitsuba Corp. 29,900 175,660
Mitsubishi Chemical Group
Corp. 726,300 3,518,461
Mitsubishi Corp. 523,300 9,949,450
Mitsubishi Electric Corp. 164,500 3,183,555
Mitsubishi Estate Co., Ltd. 82,600 1,450,596
Mitsubishi Gas Chemical Co.,
Inc. 57,600 877,285
Mitsubishi Heavy Industries,
Ltd. 559,500 10,969,165
Mitsubishi Logisnext Co., Ltd. 17,600 247,639
Mitsubishi Logistics Corp. 155,500 1,070,752
Mitsubishi Materials Corp. 115,600 1,818,204
Mitsubishi Motors Corp. 500,301 1,386,140
Mitsubishi Paper Mills, Ltd. 23,200 124,262
Mitsubishi Research Institute,
Inc. 4,500 141,335
Mitsubishi Shokuhin Co., Ltd. 14,100 527,860
Mitsubishi Steel Manufacturing
Co., Ltd. 9,600 105,799
Mitsubishi UFJ Financial
Group, Inc. 1,423,600 17,999,598
#Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 221,488 2,799,608
Mitsuboshi Belting, Ltd. 7,300 182,961
Mitsui & Co., Ltd. 77,100 1,566,432
Mitsui Chemicals, Inc. 80,097 1,757,597
Shares Value†
JAPAN — (Continued)
Mitsui DM Sugar Co Ltd 10,300 $ 246,957
Mitsui E&S Co., Ltd. 180,900 2,308,174
Mitsui Fudosan Co., Ltd. 207,200 2,046,725
#Mitsui High-Tec, Inc. 70,600 330,628
Mitsui Mining & Smelting Co.,
Ltd. 49,300 1,338,607
Mitsui-Soko Holdings Co., Ltd. 48,000 989,344
Mitsuuroko Group Holdings
Co., Ltd. 22,700 286,933
Miura Co., Ltd. 21,902 467,552
Miyaji Engineering Group, Inc. 14,600 187,618
Miyazaki Bank, Ltd. (The) 16,600 365,423
Miyoshi Oil & Fat Co., Ltd. 4,500 53,284
Mizuho Financial Group, Inc. 219,635 5,512,432
#Mizuho Medy Co., Ltd. 7,700 81,243
Mizuno Corp. 37,200 663,727
Mochida Pharmaceutical Co.,
Ltd. 13,200 285,951
Modec, Inc. 17,800 539,715
Monogatari Corp. (The) 20,800 542,457
MonotaRO Co., Ltd. 52,200 1,005,831
MORESCO Corp. 3,400 27,960
Morinaga & Co., Ltd. 49,400 881,574
Morinaga Milk Industry Co.,
Ltd. 59,000 1,403,856
Moriroku Co., Ltd. 6,700 103,243
Morita Holdings Corp. 21,300 317,469
#Morito Co., Ltd. 9,700 96,769
Morozoff, Ltd. 6,600 82,639
Mory Industries, Inc. 11,500 82,154
MOS Food Services, Inc. 1,400 36,266
#MrMax Holdings, Ltd. 19,900 94,031
MS&AD Insurance Group
Holdings, Inc. 201,039 4,573,553
MTI, Ltd. 3,900 21,983
Mugen Estate Co., Ltd. 10,000 155,076
m-up Holdings, Inc. 22,400 296,332
Murata Manufacturing Co., Ltd. 143,617 2,229,165
Musashi Seimitsu Industry
Co., Ltd. 42,400 724,700
Musashino Bank, Ltd. (The) 21,300 470,380
Nabtesco Corp. 51,301 771,997
NAC Co., Ltd. 14,600 62,437
Nachi-Fujikoshi Corp. 12,199 260,418
Nadex Co., Ltd. 1,300 8,029
Nafco Co., Ltd. 10,200 129,860
Nagano Keiki Co., Ltd. 11,200 148,166
Nagase & Co., Ltd. 56,100 987,571
Nagase Brothers, Inc. 2,900 37,409
Nagawa Co., Ltd. 1,600 68,873
Nagoya Railroad Co., Ltd. 68,300 833,879
Nakabayashi Co., Ltd. 12,000 43,578
Nakamoto Packs Co., Ltd. 3,000 35,754
Nakamuraya Co., Ltd. 2,400 54,767
Nakanishi, Inc. 24,100 314,598
Nakayama Steel Works, Ltd. 31,600 161,279
#Namura Shipbuilding Co.,
Ltd. 42,400 597,476

184
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Nankai Electric Railway Co.,
Ltd. 41,000 $ 649,464
Nanto Bank, Ltd. (The) 36,200 987,227
Nanyo Corp. 5,200 43,090
Narasaki Sangyo Co., Ltd. 1,200 23,245
#Natori Co., Ltd. 3,500 50,571
#NCD Co., Ltd. 1,100 20,745
NEC Corp. 273,000 6,652,748
*Net Protections Holdings, Inc. 21,600 70,718
New Art Holdings Co., Ltd. 5,720 55,700
New Japan Chemical Co., Ltd.,
Class B 900 1,211
Nexon Co., Ltd. 19,500 306,909
#Nextage Co., Ltd. 31,700 396,694
NGK Insulators, Ltd. 120,100 1,483,147
NH Foods, Ltd. 40,300 1,521,421
NHK Spring Co., Ltd. 112,300 1,249,440
#Nicca Chemical Co., Ltd. 4,900 45,345
Nice Corp. 2,400 26,601
Nichias Corp. 38,800 1,305,121
Nichiban Co., Ltd. 6,100 87,241
Nichicon Corp. 43,700 358,448
Nichiden Corp. 8,300 165,721
Nichiha Corp. 13,200 268,275
Nichimo Co., Ltd. 2,800 38,867
Nichirei Corp. 124,200 1,704,877
Nichirin Co., Ltd. 7,230 178,165
NIDEC Corp. 97,472 1,730,907
NIDEC Corp., Sponsored ADR 20,248 88,281
Nifco, Inc. 52,600 1,306,887
#Nihon Chouzai Co., Ltd. 9,220 189,713
Nihon Dempa Kogyo Co., Ltd. 19,000 103,498
Nihon Denkei Co., Ltd. 3,600 48,432
Nihon Flush Co., Ltd. 14,600 83,727
Nihon House Holdings Co.,
Ltd. 25,100 57,717
Nihon M&A Center Holdings,
Inc. 201,000 821,530
Nihon Nohyaku Co., Ltd. 77,300 447,087
Nihon Yamamura Glass Co.,
Ltd. 2,501 39,310
Nikkiso Co., Ltd. 42,200 351,765
Nikko Co., Ltd. 14,600 69,499
#Nikkon Holdings Co., Ltd. 58,400 1,207,796
Nikon Corp. 152,600 1,465,127
Nintendo Co., Ltd. 111,100 9,214,197
Nippi, Inc. 1,200 46,523
Nippn Corp. 33,200 523,696
Nippon Air Conditioning
Services Co., Ltd. 4,900 34,833
Nippon Aqua Co., Ltd. 11,900 61,986
#Nippon Avionics Co., Ltd. 6,000 125,982
Nippon Carbide Industries Co.,
Inc. 5,300 62,572
#Nippon Carbon Co., Ltd. 5,900 173,104
Nippon Chemical Industrial
Co., Ltd. 5,300 78,252
#*Nippon Chemi-Con Corp. 18,505 126,229
Shares Value†
JAPAN — (Continued)
#*Nippon Coke & Engineering
Co., Ltd. 165,900 $ 100,024
Nippon Concept Corp. 3,900 47,328
Nippon Concrete Industries
Co., Ltd. 27,100 63,266
Nippon Denko Co., Ltd. 87,300 164,024
Nippon Dry-Chemical Co., Ltd. 4,100 120,724
#Nippon Electric Glass Co.,
Ltd. 64,000 1,468,985
NIPPON EXPRESS
HOLDINGS, Inc. 167,000 2,982,561
#Nippon Fine Chemical Co.,
Ltd. 3,500 52,412
Nippon Gas Co., Ltd. 101,900 1,879,192
Nippon Kayaku Co., Ltd. 87,600 825,702
#Nippon Kodoshi Corp. 3,200 39,910
Nippon Light Metal Holdings
Co., Ltd. 51,071 532,765
Nippon Paint Holdings Co.,
Ltd. 178,300 1,356,250
Nippon Paper Industries Co.,
Ltd. 91,700 712,308
Nippon Parking Development
Co., Ltd. 154,400 257,622
Nippon Rietec Co., Ltd. 7,697 87,255
Nippon Road Co., Ltd. (The) 13,400 184,034
Nippon Sanso Holdings Corp. 54,900 1,757,000
#Nippon Seisen Co., Ltd. 7,000 51,921
Nippon Sharyo, Ltd. 4,700 66,427
*Nippon Sheet Glass Co., Ltd. 85,631 244,934
Nippon Shinyaku Co., Ltd. 32,800 845,524
Nippon Shokubai Co., Ltd. 72,800 854,879
Nippon Signal Co., Ltd. 36,800 252,058
Nippon Soda Co., Ltd. 24,000 450,084
Nippon Steel Corp. 170,877 3,605,859
Nippon Telegraph &
Telephone Corp. 2,410,300 2,522,839
Nippon Thompson Co., Ltd. 44,900 153,297
Nippon Yakin Kogyo Co., Ltd. 22,250 631,748
Nipro Corp. 111,100 985,288
Nishimatsu Construction Co.,
Ltd. 21,100 784,741
Nishimatsuya Chain Co., Ltd. 31,700 490,923
Nishi-Nippon Financial
Holdings, Inc. 80,900 1,182,533
Nishi-Nippon Railroad Co., Ltd. 26,600 408,958
Nishio Holdings Co., Ltd. 14,900 427,236
Nissan Chemical Corp. 59,000 1,722,764
*Nissan Motor Co., Ltd. 567,800 1,359,392
Nissan Tokyo Sales Holdings
Co., Ltd. 24,800 84,846
Nissei ASB Machine Co., Ltd. 3,300 105,149
Nissei Plastic Industrial Co.,
Ltd. 8,100 47,246
Nissha Co., Ltd. 34,601 296,428
Nisshin Oillio Group, Ltd. (The) 14,600 504,101
Nisshin Seifun Group, Inc. 71,830 927,838
Nisshinbo Holdings, Inc. 114,455 682,927
Nissin Corp. 9,900 333,146

185
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Nissin Foods Holdings Co.,
Ltd. 13,400 $ 295,826
Nisso Holdings Co., Ltd. 5,600 27,050
Nissui Corp. 326,700 1,985,074
Niterra Co., Ltd. 104,700 3,260,498
Nitori Holdings Co., Ltd. 8,100 969,626
Nitta Gelatin, Inc. 6,300 36,129
Nitto Boseki Co., Ltd. 8,600 227,902
Nitto Denko Corp. 269,900 4,731,386
Nitto Fuji Flour Milling Co., Ltd. 1,400 67,428
Nitto Kogyo Corp. 20,200 424,279
Nitto Seiko Co., Ltd. 15,000 62,149
Nittoc Construction Co., Ltd. 12,900 94,326
Nittoku Co., Ltd., Class B 8,800 124,868
Noevir Holdings Co., Ltd. 8,100 234,244
NOF Corp. 58,200 875,203
Nohmi Bosai, Ltd. 12,000 280,567
Nojima Corp. 57,200 1,031,798
Nomura Holdings, Inc. 833,800 4,624,948
Nomura Holdings, Inc.,
Sponsored ADR 246,048 1,365,566
#Nomura Micro Science Co.,
Ltd. 15,600 255,808
Nomura Real Estate Holdings,
Inc. 245,000 1,454,644
Nomura Research Institute,
Ltd. 53,879 2,036,705
Noritake Co., Ltd. 16,500 429,736
Noritz Corp. 22,700 279,453
North Pacific Bank, Ltd. 141,300 490,350
#NPC, Inc. 3,300 17,467
NPR-RIKEN Corp. 19,574 324,815
NS Solutions Corp. 24,500 580,724
NS Tool Co., Ltd. 4,900 24,321
NS United Kaiun Kaisha, Ltd. 14,600 385,369
NSD Co., Ltd. 38,060 896,267
NSK, Ltd. 324,385 1,419,071
NSW, Inc. 6,100 132,785
NTN Corp. 271,472 418,513
NTT Data Group Corp. 123,800 2,454,042
#*Nxera Pharma Co., Ltd. 10,500 65,515
Oat Agrio Co., Ltd. 4,400 63,174
Obara Group, Inc. 5,700 132,869
Obayashi Corp. 174,000 2,703,807
OBIC Business Consultants
Co., Ltd. 1,700 81,270
Obic Co., Ltd. 25,500 892,250
Ochi Holdings Co., Ltd. 2,000 19,083
Odakyu Electric Railway Co.,
Ltd. 91,900 1,016,028
#Oenon Holdings, Inc. 26,500 86,017
Ogaki Kyoritsu Bank, Ltd.
(The) 30,500 492,867
#Ohara, Inc. 1,500 10,884
#Ohba Co., Ltd. 4,400 32,975
Ohsho Food Service Corp. 10,500 238,503
OIE Sangyo Co., Ltd. 3,000 41,664
Oiles Corp. 14,984 224,382
Shares Value†
JAPAN — (Continued)
Oita Bank, Ltd. (The) 10,200 $ 242,772
Oji Holdings Corp. 460,100 2,176,637
Okabe Co., Ltd. 31,600 196,282
Okada Aiyon Corp. 1,200 15,749
Okamoto Industries, Inc. 4,400 155,160
Okamoto Machine Tool Works,
Ltd. 3,100 75,740
Okamura Corp. 25,300 351,547
Okasan Securities Group, Inc. 89,500 398,433
Oki Electric Industry Co., Ltd. 83,901 558,791
Okinawa Cellular Telephone
Co. 17,700 525,515
#Okinawa Electric Power Co.,
Inc. (The) 19,785 132,048
Okinawa Financial Group, Inc. 18,401 318,638
OKUMA Corp. 28,400 636,133
Okumura Corp. 16,400 508,188
Okura Industrial Co., Ltd. 4,900 141,875
#Okuwa Co., Ltd. 24,700 157,405
Olba Healthcare Holdings, Inc. 1,400 21,318
Olympus Corp. 204,500 2,674,529
Omron Corp. 24,000 711,722
Ono Pharmaceutical Co., Ltd. 83,530 961,555
Onoken Co., Ltd. 14,300 149,877
Onward Holdings Co., Ltd. 94,500 382,267
Ootoya Holdings Co., Ltd. 2,200 80,665
Open House Group Co., Ltd. 49,701 2,201,423
Open Up Group, Inc. 20,300 260,724
Optex Group Co., Ltd. 20,700 221,309
#Optim Corp. 10,500 48,069
Optorun Co., Ltd. 15,900 157,841
Oracle Corp. 6,200 745,660
Organo Corp. 18,200 866,363
Oricon, Inc. 3,100 17,495
Oriental Land Co., Ltd. 91,261 1,940,512
Oriental Shiraishi Corp. 59,900 157,897
#Oro Co., Ltd. 5,500 92,155
Osaka Gas Co., Ltd. 47,300 1,199,412
#Osaka Organic Chemical
Industry, Ltd. 8,700 146,139
#OSAKA Titanium
Technologies Co., Ltd. 26,600 307,698
Osaki Electric Co., Ltd. 23,900 142,086
#OSG Corp. 49,300 584,971
Otsuka Corp. 38,000 844,770
Otsuka Holdings Co., Ltd. 66,500 3,243,413
OUG Holdings, Inc. 3,600 79,753
Pacific Industrial Co., Ltd. 32,800 288,127
PAL GROUP Holdings Co.,
Ltd. 31,400 875,035
PALTAC Corp. 15,850 439,364
Pan Pacific International
Holdings Corp. 109,000 3,369,952
Panasonic Holdings Corp. 424,790 4,886,991
Paraca, Inc. 1,600 21,054
Paramount Bed Holdings Co.,
Ltd., Class A 14,100 227,257
Park24 Co., Ltd. 88,800 1,259,722
Pegasus Co., Ltd. 14,400 47,852

186
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Penta-Ocean Construction
Co., Ltd. 193,100 $ 1,110,081
#People Dreams &
Technologies Group Co., Ltd. 4,700 58,256
*PeptiDream, Inc. 68,500 930,205
Persol Holdings Co., Ltd. 787,400 1,423,657
Pharma Foods International
Co., Ltd. 10,400 66,568
PHC Holdings Corp.,
Registered 14,400 97,117
#PIA Corp. 3,100 57,397
Pickles Holdings Co., Ltd. 5,900 38,302
Pigeon Corp. 40,000 484,156
PILLAR Corp. 15,100 384,275
Pilot Corp. 17,400 485,746
#Plus Alpha Consulting Co.,
Ltd. 18,100 211,404
#Pole To Win Holdings, Inc. 20,400 51,486
Port, Inc. 3,600 47,070
PR Times Corp. 2,600 41,322
Premium Water Holdings, Inc. 3,700 74,135
Press Kogyo Co., Ltd., Class B 62,700 239,565
Prestige International, Inc. 48,200 226,740
Prima Meat Packers, Ltd. 21,900 353,127
Procrea Holdings, Inc. 35,372 404,209
Pronexus, Inc. 1,200 10,247
#Pro-Ship, Inc. 6,500 96,516
PS Construction Co., Ltd.,
Registered 7,340 78,834
Punch Industry Co., Ltd. 9,700 26,725
QB Net Holdings Co., Ltd. 9,800 76,537
Qol Holdings Co., Ltd. 18,000 289,989
Quick Co., Ltd. 6,100 89,978
Raccoon Holdings, Inc. 7,500 43,221
Raito Kogyo Co., Ltd. 26,800 499,024
Raiznext Corp. 13,900 145,393
Raksul, Inc. 42,600 342,855
Rakus Co., Ltd. 47,300 714,441
*Rakuten Bank, Ltd. 40,000 1,669,658
*Rakuten Group, Inc. 183,700 1,081,156
Rasa Corp. 4,600 45,955
Rasa Industries, Ltd. 5,500 105,843
Recruit Holdings Co., Ltd. 195,000 10,857,333
Relo Group, Inc. 58,200 767,486
Renaissance, Inc. 5,100 37,649
Renesas Electronics Corp. 340,700 3,994,817
Rengo Co., Ltd. 166,201 927,482
#*RENOVA, Inc. 44,800 204,778
Resona Holdings, Inc. 509,883 4,071,486
Resonac Holdings Corp. 124,900 2,273,576
Resorttrust, Inc. 99,200 1,018,497
Restar Corp. 8,400 131,618
Retail Partners Co., Ltd. 14,400 138,205
Rheon Automatic Machinery
Co., Ltd. 6,200 50,464
Ricoh Co., Ltd. 136,900 1,445,397
Riken Keiki Co., Ltd. 8,800 164,599
Riken Technos Corp. 20,500 144,150
Riken Vitamin Co., Ltd. 10,500 183,367
Shares Value†
JAPAN — (Continued)
Ringer Hut Co., Ltd. 9,400 $ 146,694
Rinnai Corp. 28,900 648,953
Rion Co., Ltd. 4,000 66,517
Riso Kagaku Corp. 11,720 100,734
#Riso Kyoiku Co., Ltd. 29,623 50,465
#Rix Corp. 900 18,550
robot home, Inc. 10,400 12,541
Rock Field Co., Ltd. 2,300 24,832
Rohm Co., Ltd., Registered 145,700 1,325,335
Rohto Pharmaceutical Co.,
Ltd. 63,400 1,060,074
Rokko Butter Co., Ltd. 8,459 75,078
Roland Corp., Registered 7,900 175,291
Rorze Corp. 78,400 783,505
Round One Corp. 164,300 1,022,844
Royal Holdings Co., Ltd. 24,900 453,521
Ryobi, Ltd. 21,101 307,994
RYODEN Corp. 8,100 137,366
Ryohin Keikaku Co., Ltd. 143,800 4,889,442
Ryoyo Ryosan Holdings, Inc. 17,368 291,740
S Foods, Inc. 12,500 236,171
S&B Foods, Inc. 2,800 55,552
*SAAF Holdings Co., Ltd. 3,600 7,092
#Sac's Bar Holdings, Inc. 8,621 50,527
Saibu Gas Holdings Co., Ltd. 11,600 139,795
Saizeriya Co., Ltd. 24,700 794,819
Sakai Chemical Industry Co.,
Ltd. 8,900 156,424
Sakai Heavy Industries, Ltd. 4,200 59,802
Sakai Moving Service Co., Ltd. 8,600 147,292
Sakata INX Corp. 37,400 485,067
Sakata Seed Corp. 15,300 354,504
Sala Corp. 30,100 192,873
#Samco, Inc., Class D 1,300 21,709
San Holdings, Inc. 6,400 53,932
San ju San Financial Group,
Inc. 7,490 120,142
San-A Co., Ltd. 23,900 476,190
San-Ai Obbli Co., Ltd. 38,900 457,342
Sangetsu Corp. 24,300 494,382
San-In Godo Bank, Ltd. (The) 79,700 704,024
#*SANIX HOLDINGS, Inc. 12,200 19,586
*Sanken Electric Co., Ltd. 19,900 874,880
Sanki Engineering Co., Ltd. 27,700 707,841
Sanko Gosei, Ltd. 19,400 82,828
Sanko Metal Industrial Co.,
Ltd. 1,200 49,888
Sankyo Co., Ltd. 111,500 1,701,735
Sankyo Frontier Co., Ltd. 4,600 61,950
#Sankyo Tateyama, Inc. 20,001 89,320
Sankyu, Inc. 35,500 1,555,240
Sanoh Industrial Co., Ltd. 23,800 103,116
Sanrio Co., Ltd. 57,100 2,275,353
Sansei Technologies, Inc. 6,300 55,651
Sansha Electric Manufacturing
Co., Ltd. 5,100 28,890
Sanshin Electronics Co., Ltd. 5,500 76,269
#Santec Holdings Corp.,
Registered 2,700 78,460

187
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Santen Pharmaceutical Co.,
Ltd., Registered 145,200 $ 1,472,970
Sanwa Holdings Corp. 93,300 3,065,086
Sanyo Chemical Industries,
Ltd. 10,200 257,431
Sanyo Denki Co., Ltd. 7,100 487,304
#Sanyo Electric Railway Co.,
Ltd. 5,059 71,572
Sanyo Trading Co., Ltd. 15,000 147,329
Sapporo Holdings, Ltd. 47,500 2,638,741
Sato Corp. 21,100 305,021
Sato Shoji Corp. 8,200 84,506
Satori Electric Co., Ltd. 7,500 86,809
Sawai Group Holdings Co.,
Ltd. 73,500 1,056,073
#SBI Global Asset
Management Co., Ltd. 16,300 72,678
SBI Holdings, Inc. 47,130 1,235,411
#SBI Sumishin Net Bank, Ltd. 24,500 711,091
SBS Holdings, Inc. 16,500 330,833
SCREEN Holdings Co., Ltd. 27,800 1,844,498
Scroll Corp. 23,100 166,157
SCSK Corp., Class B 31,400 823,964
Secom Co., Ltd., Class B 26,700 982,344
#Seed Co., Ltd. 10,000 33,301
Sega Sammy Holdings, Inc. 95,000 1,993,042
Segue Group Co., Ltd. 4,900 18,550
#Seibu Holdings, Inc. 71,600 1,732,274
Seika Corp. 4,300 132,340
Seikitokyu Kogyo Co., Ltd. 20,100 218,699
Seiko Epson Corp. 72,200 1,006,771
Seiko Group Corp. 19,200 507,459
Seino Holdings Co., Ltd. 66,600 1,049,613
Seiren Co., Ltd. 24,300 378,538
Sekisui Chemical Co., Ltd. 93,900 1,638,510
Sekisui House, Ltd. 133,900 3,075,269
Sekisui Kasei Co., Ltd. 12,300 28,198
SEMITEC Corp. 4,400 54,815
Senko Group Holdings Co.,
Ltd. 84,100 1,000,545
Senshu Electric Co., Ltd. 8,800 270,527
Senshu Ikeda Holdings, Inc. 214,440 705,078
*Senshukai Co., Ltd. 6,100 11,375
Septeni Holdings Co., Ltd. 38,600 98,503
Seria Co., Ltd. 30,901 629,762
Seven & i Holdings Co., Ltd. 649,700 9,631,174
Seven Bank, Ltd. 482,000 865,735
SFP Holdings Co., Ltd. 1,600 24,139
SG Holdings Co., Ltd. 95,100 1,003,070
Sharingtechnology, Inc. 5,700 45,475
#Sharp Corp. 70,100 415,273
#Shibaura Electronics Co., Ltd. 10,800 446,719
#Shibaura Machine Co., Ltd. 20,600 519,188
Shibaura Mechatronics Corp. 12,100 566,657
Shibusawa Logistics Corp. 4,200 93,634
Shibuya Corp. 9,500 206,464
*SHIFT, Inc. 109,500 1,006,411
Shiga Bank, Ltd. (The) 18,000 720,555
Shares Value†
JAPAN — (Continued)
Shikibo, Ltd. 4,398 $ 29,877
Shikoku Bank, Ltd. (The) 23,600 195,564
Shikoku Electric Power Co.,
Inc. 72,400 595,128
Shima Seiki Manufacturing,
Ltd. 18,700 114,581
Shimadaya Corp. 5,000 65,550
Shimadzu Corp. 23,200 596,590
Shimamura Co., Ltd. 13,500 900,252
Shimano, Inc. 5,100 721,701
Shimizu Bank, Ltd. (The) 12,400 122,314
Shimizu Corp. 200,600 2,145,368
#Shimojima Co., Ltd. 5,800 50,136
Shin Maint Holdings Co., Ltd. 4,400 23,845
Shin Nippon Air Technologies
Co., Ltd. 12,600 186,827
#Shin Nippon Biomedical
Laboratories, Ltd. 5,000 50,231
Shinagawa Refractories Co.,
Ltd. 19,100 220,137
#Shindengen Electric
Manufacturing Co., Ltd. 6,600 95,409
Shin-Etsu Chemical Co., Ltd. 190,100 5,770,702
Shin-Etsu Polymer Co., Ltd. 24,000 245,822
#Shinko Shoji Co., Ltd. 15,600 97,445
Shinmaywa Industries, Ltd. 46,000 431,169
Shinnihon Corp. 900 10,411
Shinnihonseiyaku Co., Ltd. 4,600 77,398
Shinobu Foods Products Co.,
Ltd. 5,400 33,428
Shinsho Corp. 7,200 94,947
Shinwa Co., Ltd. 8,800 44,728
Shinwa Co., Ltd. 4,900 103,744
Shionogi & Co., Ltd. 128,900 2,163,395
Ship Healthcare Holdings, Inc. 59,728 866,357
Shiseido Co., Ltd. 28,500 470,238
Shizuoka Financial Group, Inc. 157,800 1,746,265
Shizuoka Gas Co., Ltd. 36,000 296,803
SHO-BOND Holdings Co., Ltd. 17,300 621,097
Shoei Co., Ltd. 33,200 389,164
Shoei Foods Corp. 6,400 182,389
Shofu, Inc., Class A 12,000 183,651
Showa Sangyo Co., Ltd. 13,500 286,298
SIGMAXYZ Holdings, Inc. 42,900 313,088
Siix Corp., Registered 26,200 192,863
Simplex Holdings, Inc. 18,300 386,809
Sinanen Holdings Co., Ltd. 3,600 167,583
Sinfonia Technology Co., Ltd. 15,600 664,947
Sinko Industries, Ltd. 23,300 197,651
SKY Perfect JSAT Holdings,
Inc. 100,100 807,032
#Skylark Holdings Co., Ltd. 153,100 3,181,891
Skymark Airlines, Inc. 16,400 57,832
Smaregi, Inc. 1,900 41,892
SMC Corp. 1,300 423,521
SMK Corp. 2,400 39,372
SMS Co., Ltd. 50,100 465,912
Socionext, Inc. 79,100 849,837
Soda Nikka Co., Ltd. 9,000 64,926

188
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Sodick Co., Ltd. 39,100 $ 205,313
SoftBank Corp. 3,405,500 5,154,567
Softcreate Holdings Corp.,
Class B 8,400 115,188
Software Service, Inc. 1,300 114,926
Sohgo Security Services Co.,
Ltd. 98,900 781,063
Sojitz Corp. 94,000 2,221,495
Soken Chemical & Engineering
Co., Ltd. 9,800 104,087
Solasto Corp. 29,100 89,968
Soliton Systems K.K. 4,500 39,372
Sompo Holdings, Inc. 210,025 6,839,359
Sony Group Corp. 922,700 24,393,590
#Sony Group Corp., ADR 151,170 3,930,420
Sotetsu Holdings, Inc. 35,658 542,970
Sparx Group Co., Ltd. 13,440 135,964
SPK Corp., Registered 3,300 47,751
#S-Pool, Inc. 33,500 69,987
Square Enix Holdings Co., Ltd. 11,600 673,278
SRE Holdings Corp. 6,100 150,105
SRS Holdings Co., Ltd., Class
B 3,000 25,028
St Marc Holdings Co., Ltd.,
Registered 3,900 70,979
ST. Corp. 6,400 67,392
Star Mica Holdings Co., Ltd. 16,000 109,030
Star Micronics Co., Ltd. 29,000 334,037
Startia Holdings, Inc. 1,300 19,166
Starts Corp., Inc. 22,400 609,310
Starzen Co., Ltd. 18,900 161,519
St-Care Holding Corp. 8,100 43,896
Stella Chemifa Corp. 6,300 164,302
Step Co., Ltd. 1,700 27,197
STI Foods Holdings, Inc. 3,300 28,503
Strike Co., Ltd. 6,900 141,783
#Studio Alice Co., Ltd. 6,500 96,060
Subaru Corp. 341,800 6,212,258
Sugi Holdings Co., Ltd.,
Registered 38,000 800,547
Sugimoto & Co., Ltd.,
Registered 10,200 114,986
#SUMCO Corp. 239,200 1,650,118
Sumida Corp. 27,600 182,465
Suminoe Co., Ltd. 5,800 51,031
Sumitomo Bakelite Co., Ltd. 39,300 914,171
Sumitomo Chemical Co., Ltd. 717,700 1,729,343
Sumitomo Corp. 104,300 2,557,778
Sumitomo Electric Industries,
Ltd. 222,200 3,565,731
Sumitomo Forestry Co., Ltd. 105,600 3,041,256
Sumitomo Heavy Industries,
Ltd. 65,800 1,370,526
Sumitomo Mitsui Construction
Co., Ltd. 76,820 272,511
Sumitomo Mitsui Financial
Group, Inc. 367,949 8,770,517
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 23,500 333,700
Shares Value†
JAPAN — (Continued)
Sumitomo Mitsui Trust Group,
Inc. 147,488 $ 3,644,806
Sumitomo Osaka Cement Co.,
Ltd. 27,600 756,175
Sumitomo Realty &
Development Co., Ltd. 64,500 2,396,593
Sumitomo Riko Co., Ltd. 31,300 358,116
Sumitomo Rubber Industries,
Ltd. 123,433 1,557,623
Sumitomo Seika Chemicals
Co., Ltd. 5,300 177,051
Sun Frontier Fudousan Co.,
Ltd. 27,100 370,288
Sundrug Co., Ltd. 34,900 1,170,510
Suntory Beverage & Food, Ltd. 33,500 1,171,467
#Sun-Wa Technos Corp. 10,900 161,544
#SUNWELS Co., Ltd. 9,400 37,563
Suruga Bank, Ltd. 105,600 931,329
#Suzuden Corp. 5,000 68,109
Suzuken Co., Ltd. 50,760 1,841,936
Suzuki Co., Ltd. 6,500 73,503
Suzuki Motor Corp. 338,700 4,054,475
SWCC Corp., Class B 35,500 1,612,731
Synchro Food Co., Ltd. 1,200 5,014
Sysmex Corp. 109,200 2,029,892
System Research Co., Ltd. 6,800 83,284
System Support Holdings, Inc. 4,300 60,473
Systems Engineering
Consultants Co., Ltd. 1,100 34,163
Systena Corp. 204,100 532,286
Syuppin Co., Ltd. 13,400 103,337
T Hasegawa Co., Ltd. 13,100 262,294
T&D Holdings, Inc. 92,900 1,974,060
T. RAD Co., Ltd. 2,600 69,903
Tachibana Eletech Co., Ltd.,
Class S 9,520 155,508
Tachi-S Co., Ltd., Class S 25,900 286,164
Tadano, Ltd. 61,300 425,327
Taihei Dengyo Kaisha, Ltd. 7,300 250,259
Taiheiyo Cement Corp. 75,422 2,033,602
Taiho Kogyo Co., Ltd. 14,500 66,177
Taikisha, Ltd. 21,600 354,952
Taiko Bank, Ltd. (The) 1,200 11,870
Taisei Corp. 42,500 2,307,645
Taisei Lamick Group Head
Quarter & Innovation Co Ltd 3,200 55,637
Taiyo Holdings Co., Ltd. 22,500 834,443
#Taiyo Yuden Co., Ltd. 75,800 1,146,247
Takamatsu Construction
Group Co., Ltd. 8,300 168,688
Takamiya Co., Ltd. 11,001 29,616
Takaoka Toko Co., Ltd. 10,280 165,400
Takara & Co., Ltd. 5,400 131,176
Takara Bio, Inc. 36,000 206,197
Takara Holdings, Inc. 79,600 642,872
Takara Standard Co., Ltd. 31,800 401,513
Takasago International Corp. 10,000 469,714
Takasago Thermal
Engineering Co., Ltd. 20,100 890,578

189
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
#Takashima & Co., Ltd. 8,600 $ 78,801
Takashimaya Co., Ltd. 313,200 2,413,116
Take And Give Needs Co., Ltd. 7,800 47,356
#TAKEBISHI Corp. 4,700 58,684
Takeda Pharmaceutical Co.,
Ltd. 245,708 7,463,915
#Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 5,264 80,487
Takeuchi Manufacturing Co.,
Ltd. 29,200 911,988
#Taki Chemical Co., Ltd. 3,900 85,853
Takuma Co., Ltd. 15,800 203,925
#Tama Home Co., Ltd. 22,800 638,573
Tamron Co., Ltd. 22,800 513,895
Tamura Corp. 65,101 207,662
Tanseisha Co., Ltd. 15,000 109,156
#TASUKI Holdings, Inc. 8,200 37,942
Tayca Corp. 8,800 80,017
Tazmo Co., Ltd. 5,900 72,013
TBK Co., Ltd., Class R 12,900 26,136
TDC Soft, Inc. 13,000 114,743
TDK Corp. 750,500 8,005,368
TDK Corp., ADR 104,370 1,128,240
TechMatrix Corp. 27,900 398,041
Techno Smart Corp. 2,000 22,364
TechnoPro Holdings, Inc. 69,900 1,576,474
Teijin, Ltd. 133,516 1,116,221
Teikoku Electric Manufacturing
Co., Ltd. 6,500 127,184
Tekken Corp. 6,100 118,758
#Temairazu, Inc., Registered 1,600 39,708
Tenma Corp. 8,000 199,944
Tenpos Holdings Co., Ltd. 800 19,293
Tera Probe, Inc. 2,800 51,960
Terasaki Electric Co., Ltd. 3,600 52,799
Terumo Corp. 60,800 1,167,493
Tess Holdings Co., Ltd. 30,800 71,904
THK Co., Ltd. 86,800 2,137,748
TIS, Inc. 85,000 2,461,687
TKC Corp. 10,600 298,738
#*TKP Corp. 5,700 75,526
TOA Corp. 38,000 367,905
TOA ROAD Corp. 24,000 256,590
TOBISHIMA HOLDINGS, Inc. 17,000 213,811
Tobu Railway Co., Ltd. 52,400 956,234
Tocalo Co., Ltd. 37,700 433,983
Tochigi Bank, Ltd. (The) 64,600 145,830
Toda Corp. 140,500 894,377
#*Toda Kogyo Corp. 3,500 25,470
Toei Animation Co., Ltd. 15,000 363,853
Toell Co., Ltd. 4,200 22,672
Toenec Corp. 25,900 205,181
Togami Electric Manufacturing
Co., Ltd. 1,400 33,911
Toho Bank, Ltd. (The) 164,200 402,902
Toho Co., Ltd. 5,000 114,975
Toho Co., Ltd. 8,600 491,980
Toho Gas Co., Ltd. 26,800 800,956
#Toho Holdings Co., Ltd. 31,400 1,028,249
Shares Value†
JAPAN — (Continued)
Toho Titanium Co., Ltd. 27,500 $ 195,878
Tohoku Bank, Ltd. (The) 1,800 13,566
Tohoku Electric Power Co.,
Inc. 141,800 1,017,473
Tokai Carbon Co., Ltd. 172,627 1,112,563
Tokai Corp. 8,900 131,154
TOKAI Holdings Corp. 66,800 468,780
Tokai Rika Co., Ltd. 32,400 483,592
Tokai Tokyo Financial
Holdings, Inc. 83,600 276,049
Tokio Marine Holdings, Inc. 278,000 11,124,677
Tokushu Tokai Paper Co., Ltd. 5,500 143,824
Tokuyama Corp. 52,360 1,066,729
*Tokyo Electric Power Co.
Holdings, Inc. 339,288 1,037,321
Tokyo Electron Device, Ltd. 16,000 331,464
Tokyo Electron, Ltd. 48,300 7,187,097
Tokyo Energy & Systems, Inc. 11,000 86,988
Tokyo Gas Co., Ltd. 53,200 1,768,982
#Tokyo Individualized
Educational Institute, Inc. 14,100 30,940
Tokyo Kiraboshi Financial
Group, Inc. 26,212 1,029,075
Tokyo Ohka Kogyo Co., Ltd. 35,000 769,735
Tokyo Rope Manufacturing
Co., Ltd. 5,300 45,071
Tokyo Sangyo Co., Ltd. 14,300 69,575
Tokyo Seimitsu Co., Ltd. 26,100 1,458,336
Tokyo Steel Manufacturing
Co., Ltd. 40,600 459,682
#Tokyo Tatemono Co., Ltd. 120,900 2,164,741
Tokyo Tekko Co., Ltd. 6,600 256,800
#Tokyotokeiba Co., Ltd. 12,200 359,226
Tokyu Construction Co., Ltd. 69,100 400,629
#Tokyu Corp. 74,800 911,402
Tokyu Fudosan Holdings Corp. 628,525 4,387,425
Toli Corp. 21,200 72,529
Tomato Bank, Ltd. 5,200 43,054
#Tomen Devices Corp. 2,600 96,971
Tomoe Engineering Co., Ltd. 10,800 104,714
Tomoku Co., Ltd. 7,000 120,036
TOMONY Holdings, Inc. 186,300 710,510
Tomy Co., Ltd. 68,300 1,501,604
Topcon Corp. 101,300 2,304,532
Topre Corp. 32,700 399,580
Topy Industries, Ltd. 11,501 166,984
Toray Industries, Inc. 388,900 2,479,156
Torex Semiconductor, Ltd. 5,000 41,573
Toridoll Holdings Corp., Class
A 33,300 996,385
Torishima Pump
Manufacturing Co., Ltd., Class
A 10,100 139,420
Tosei Corp. 26,300 442,513
Toshiba TEC Corp. 19,000 357,116
Tosho Co., Ltd. 7,900 30,461
Tosoh Corp. 132,700 1,869,466
Totech Corp. 12,500 227,408
Totetsu Kogyo Co., Ltd. 18,100 400,347

190
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
TOTO, Ltd. 68,899 $ 1,832,605
#Tottori Bank, Ltd. (The) 1,200 10,777
Toumei Co., Ltd. 600 8,345
Tow Co., Ltd. 25,000 55,384
#Towa Bank, Ltd. (The) 9,577 41,023
Towa Corp. 101,100 940,548
Towa Pharmaceutical Co., Ltd. 23,900 443,015
Toyo Construction Co., Ltd. 48,800 457,757
Toyo Corp. 8,100 78,024
#Toyo Gosei Co., Ltd. 200 6,751
Toyo Innovex Co., Ltd. 7,600 30,796
Toyo Kanetsu KK 4,700 116,643
Toyo Seikan Group Holdings,
Ltd. 50,000 873,528
Toyo Suisan Kaisha, Ltd. 13,000 840,297
Toyo Tanso Co., Ltd. 12,700 356,587
Toyo Tire Corp. 91,300 1,708,355
Toyobo Co., Ltd. 110,801 687,457
Toyoda Gosei Co., Ltd. 44,300 850,657
Toyota Boshoku Corp. 59,500 854,708
Toyota Motor Corp. 2,581,500 49,389,466
#Toyota Motor Corp.,
Sponsored ADR 14,261 2,726,988
Toyota Tsusho Corp. 240,000 4,753,225
#Traders Holdings Co., Ltd. 16,320 99,883
#Transaction Co., Ltd. 7,700 138,032
*Transaction Media Networks,
Inc. 8,900 17,346
Transcosmos, Inc. 10,037 219,542
TRE Holdings Corp. 39,544 426,933
#Treasure Factory Co., Ltd. 11,100 149,567
Trend Micro, Inc., Class B 31,000 2,223,289
#Tri Chemical Laboratories,
Inc. 2,200 39,206
Trusco Nakayama Corp. 25,700 383,770
#TRYT, Inc. 2,000 6,730
#Tsubaki Nakashima Co., Ltd. 33,300 94,549
Tsubakimoto Chain Co. 44,700 544,335
Tsubakimoto Kogyo Co., Ltd. 4,500 68,238
Tsuburaya Fields Holdings,
Inc. 26,100 340,705
Tsugami Corp. 35,300 435,558
Tsukishima Holdings Co., Ltd. 18,700 262,199
#Tsukuba Bank, Ltd. 57,000 95,506
Tsumura & Co. 39,000 1,172,406
Tsuruha Holdings, Inc. 20,700 1,665,259
Tsuzuki Denki Co., Ltd. 7,400 126,584
UACJ Corp. 28,890 975,220
UBE Corp. 82,420 1,205,907
Ubicom Holdings, Inc. 4,900 43,593
Uchida Yoko Co., Ltd. 5,700 312,093
Ukai Co., Ltd. 1,800 45,114
ULS Group, Inc. 900 31,169
Ulvac, Inc. 33,300 1,128,754
Umenohana Group Co., Ltd. 3,600 21,377
U-Next Holdings Co., Ltd. 37,500 536,841
Unicharm Corp. 158,200 1,470,093
Union Tool Co. 4,900 125,042
Unipres Corp. 36,762 258,499
Shares Value†
JAPAN — (Continued)
United Arrows, Ltd. 21,200 $ 334,260
United Super Markets
Holdings, Inc. 49,135 316,567
#UNITED, Inc. 13,800 67,336
#Universal Entertainment
Corp. 22,601 175,402
Urbanet Corp Co., Ltd. 14,900 47,947
User Local, Inc. 3,100 35,990
Ushio, Inc. 64,300 773,998
USS Co., Ltd. 154,700 1,549,820
UT Group Co., Ltd. 24,700 343,902
V Technology Co., Ltd. 7,300 102,714
Valor Holdings Co., Ltd. 31,200 548,362
Valqua, Ltd. 11,300 238,057
#Value HR Co., Ltd. 10,200 111,625
ValueCommerce Co., Ltd. 15,300 86,883
Vector, Inc. 22,800 141,301
Vertex Corp. 11,460 154,739
Vision, Inc. 30,200 272,063
*Visional, Inc. 15,800 957,925
Vital KSK Holdings, Inc. 26,100 240,067
VT Holdings Co., Ltd. 62,136 220,421
Wacoal Holdings Corp. 32,200 1,126,458
Wacom Co., Ltd. 58,200 223,187
Wakachiku Construction Co.,
Ltd. 5,800 163,054
Wakita & Co., Ltd. 23,100 284,863
Warabeya Nichiyo Holdings
Co., Ltd. 8,500 131,576
Waseda Academy Co., Ltd. 3,100 48,117
Watahan & Co., Ltd. 10,600 120,461
WDB Holdings Co., Ltd. 4,900 62,521
Wealth Management, Inc. 5,400 38,501
Weathernews, Inc. 5,200 129,234
Welcia Holdings Co., Ltd. 54,700 965,418
Wellnet Corp. 5,800 29,480
West Holdings Corp. 19,624 217,234
West Japan Railway Co. 64,100 1,346,352
Will Group, Inc. 11,400 77,764
WingArc1st, Inc. 10,400 277,790
#Workman Co., Ltd. 10,200 323,219
World Co., Ltd. 23,200 431,828
World Holdings Co., Ltd. 6,100 85,231
#*W-Scope Corp. 39,600 68,850
Xebio Holdings Co., Ltd. 23,100 211,502
#YAC Holdings Co., Ltd. 13,200 73,755
Yahagi Construction Co., Ltd. 16,300 166,154
Yakult Honsha Co., Ltd. 34,600 711,333
YAKUODO Holdings Co., Ltd. 9,200 130,609
YAMABIKO Corp. 20,700 310,268
YAMADA Consulting Group
Co., Ltd. 5,200 63,651
Yamada Corp. 900 30,949
Yamada Holdings Co., Ltd. 290,000 938,881
Yamae Group Holdings Co.,
Ltd. 12,100 219,792
Yamagata Bank, Ltd. (The) 13,900 124,831
Yamaguchi Financial Group,
Inc. 148,000 1,741,054

191
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Yamaha Corp. 110,403 $ 804,957
Yamaha Motor Co., Ltd. 459,700 3,615,980
Yamaichi Electronics Co., Ltd. 19,600 274,680
#Yamami Co. 1,500 48,479
#Yamanashi Chuo Bank, Ltd.
(The) 9,100 129,253
Yamatane Corp. 4,600 145,121
Yamato Holdings Co., Ltd. 88,700 1,260,480
Yamau Holdings Co., Ltd. 2,800 34,274
#Yamaura Corp. 3,100 26,493
Yamaya Corp. 2,500 50,407
Yamazaki Baking Co., Ltd. 74,200 1,777,492
Yamazen Corp. 38,500 378,954
Yaoko Co., Ltd. 10,700 716,909
Yashima Denki Co., Ltd. 8,600 102,255
Yaskawa Electric Corp. 22,200 469,556
YE DIGITAL Corp. 4,300 18,419
Yellow Hat, Ltd. 49,800 475,516
Yokogawa Bridge Holdings
Corp. 29,300 538,385
Yokogawa Electric Corp. 49,100 1,062,961
Yokohama Rubber Co., Ltd.
(The) 90,900 1,991,465
Yokorei Co., Ltd. 36,700 219,469
Yokowo Co., Ltd. 12,200 104,689
Yondenko Corp. 16,200 152,755
Yondoshi Holdings, Inc. 4,700 57,992
Yonex Co., Ltd. 32,400 530,157
*Yoshimura Food Holdings KK 4,800 30,589
Yoshinoya Holdings Co., Ltd. 35,700 783,127
#Yossix Holdings Co., Ltd. 1,300 25,218
#Yotai Refractories Co., Ltd.,
Registered 8,000 99,720
Yuasa Trading Co., Ltd. 7,500 229,774
Yukiguni Factory Co Ltd 14,400 117,106
Yurtec Corp. 30,100 387,012
Yushin Co 10,700 47,859
Zacros Corp. 8,900 247,084
Zenrin Co., Ltd. 17,050 143,438
Zensho Holdings Co., Ltd. 41,837 2,601,320
Zeon Corp. 128,800 1,261,001
ZERIA Pharmaceutical Co.,
Ltd. 15,700 257,557
ZIGExN Co., Ltd. 40,900 126,737
Zojirushi Corp., Class B 13,400 128,890
ZOZO, Inc., Class B 92,400 941,879
#Zuiko Corp. 4,800 36,411
TOTAL JAPAN 1,230,809,149
KOREA, REPUBLIC OF — (3.4%)
*3S Korea Co., Ltd. 5,682 9,273
Able C&C Co., Ltd. 4,892 23,539
*ADTechnology Co., Ltd. 1,492 15,691
Advanced Nano Products Co.,
Ltd. 930 35,263
Advanced Process Systems
Corp., Class A 5,346 63,971
Aekyung Chemical Co., Ltd. 10,865 87,363
Aekyung Industrial Co., Ltd. 6,031 57,743
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Ahnlab, Inc. 1,336 $ 62,594
*Air Busan Co., Ltd., Class H 27,832 40,138
AJ Networks Co., Ltd. 8,318 21,651
Ajin Industrial Co., Ltd. 26,488 54,970
AK Holdings, Inc. 2,913 22,050
*Alteogen, Inc., Class A 994 245,441
*ALUKO Co., Ltd., Class H 46,331 69,097
*Amicogen, Inc., Class A 6,196 14,820
*Aminologics Co., Ltd., Class A 9,612 6,417
Amorepacific Corp., Class A 4,355 381,120
*Amotech Co., Ltd. 2,454 13,189
*Anam Electronics Co., Ltd.,
Class F 5,947 5,719
#*Ananti, Inc. 36,793 175,747
*Anapass, Inc. 731 9,997
*Aprogen, Inc., Class A 42,647 20,881
*APT Neuroscience, Inc. 16,925 13,335
Asia Cement Co., Ltd. 12,838 99,344
Asia Holdings Co., Ltd. 648 118,979
*Asia Pacific Satellite, Inc. 5,010 43,562
Asia Paper Manufacturing Co.,
Ltd., Class F 20,255 98,318
Atec Co., Ltd. 2,664 54,817
Avaco Co., Ltd. 3,386 31,299
#Baiksan Co., Ltd., Class A 11,593 116,215
#BGF retail Co., Ltd., Class A 4,943 374,854
#BH Co., Ltd. 21,713 188,490
#*BHI Co., Ltd. 13,935 276,935
#*Binex Co., Ltd. 8,853 96,533
Binggrae Co., Ltd. 4,282 284,965
#Bio Plus Co., Ltd. 22,625 121,919
*Biodyne Co., Ltd. 1,978 20,636
*Bioneer Corp. 2,239 24,823
*BioSmart Co., Ltd. 2,999 7,890
*BNC Korea Co., Ltd. 30,915 90,255
BNK Financial Group, Inc. 140,090 1,020,001
Boditech Med, Inc., Class A 7,281 88,560
BoKwang Industry Co., Ltd. 6,823 19,847
Bookook Securities Co., Ltd. 1,839 35,447
#Boryung 17,835 106,270
*Bosung Power Technology
Co., Ltd. 7,264 15,024
*Bukwang Pharmaceutical
Co., Ltd. 6,407 17,984
BYC Co., Ltd. 1,130 22,536
Byucksan Corp. 20,689 35,658
C&C International Co., Ltd. 3,390 76,791
*Cafe24 Corp., Class A 10,767 455,978
Caregen Co., Ltd. 9,011 151,187
*Celltrion Pharm, Inc. 1,869 63,176
#Celltrion, Inc. 15,754 1,787,633
Changhae Ethanol Co., Ltd.,
Class A 2,313 15,865
Cheil Worldwide, Inc., Class A 27,815 362,974
#Chemtronics Co., Ltd. 8,647 135,043
Cheryong Electric Co., Ltd. 8,346 182,890
Chips&Media, Inc. 5,555 64,167
*Choil Aluminum Co., Ltd. 21,104 25,283

192
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
#Chong Kun Dang
Pharmaceutical Corp. 4,182 $ 240,064
Chongkundang Holdings
Corp., Class A 1,701 55,463
Choong Ang Vaccine
Laboratory 2,721 18,816
*<Chorokbaem Media Co., Ltd. 8,222 28,429
*Chunbo Co., Ltd. 302 7,691
*CJ CGV Co., Ltd. 64,665 221,085
#CJ CheilJedang Corp. 7,180 1,207,190
#CJ Corp. 11,087 969,479
*CJ ENM Co., Ltd. 13,761 597,294
CJ Freshway Corp. 4,516 77,358
CJ Logistics Corp., Class H 7,706 451,030
CKD Bio Corp. 2,559 41,405
Classys, Inc. 6,192 280,088
CLIO Cosmetics Co., Ltd. 1,954 24,867
*CMG Pharmaceutical Co.,
Ltd., Class H 28,024 48,596
*Com2uS Holdings Corp.,
Class F 3,827 53,468
*ContentreeJoongAng Corp. 2,018 13,628
Coocon Corp. 2,966 42,043
#Cosmax, Inc. 4,865 590,371
#Cosmecca Korea Co., Ltd. 5,941 180,759
*CosmoAM&T Co., Ltd. 2,578 71,364
*Cosmochemical Co., Ltd.,
Class A 2,545 27,751
Coway Co., Ltd. 28,145 1,736,417
Cowintech Co., Ltd., Class F 4,537 41,141
*Creative & Innovative System 31,132 158,124
Creverse, Inc. 2,742 27,680
*CrystalGenomics Invites Co.,
Ltd. 9,499 13,432
#CS Wind Corp. 16,434 448,568
*CTC BIO, Inc. 3,624 17,540
*Cube Entertainment, Inc. 5,483 75,678
Cuckoo Homesys Co., Ltd. 8,292 132,999
*Curexo, Inc. 1,456 9,116
D.I Corp. 9,530 93,859
*<DA Technology Co., Ltd.,
Class A 14,300 382
Dae Hwa Pharmaceutical Co.,
Ltd. 3,436 36,040
Dae Won Kang Up Co., Ltd. 33,475 91,724
*Daea TI Co., Ltd. 12,451 35,693
*Daechang Co., Ltd. 24,606 22,659
Daechang Forging Co., Ltd. 5,946 21,416
Daedong Corp. 19,733 142,705
Daeduck Electronics Co., Ltd. 16,409 161,146
*Dae-Il Corp. 23,986 79,053
Daejoo Electronic Materials
Co., Ltd. 5,106 296,698
#Daesang Corp. 20,077 337,559
#Daesang Holdings Co., Ltd. 12,228 91,785
Daesung Energy Co., Ltd. 3,138 17,130
*Daesung Industrial Co., Ltd. 28,124 67,664
*Daewon Cable Co., Ltd. 42,490 83,246
*Daewon Media Co., Ltd. 4,013 31,590
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Daewon Pharmaceutical Co.,
Ltd. 7,760 $ 75,280
*Daewoo Engineering &
Construction Co., Ltd. 141,300 352,380
Daewoong Co., Ltd. 17,983 256,810
#Daewoong Pharmaceutical
Co., Ltd., Class A 3,025 293,669
Daishin Securities Co., Ltd.,
Class A 17,959 226,525
*Danal Co., Ltd. 33,495 67,862
Daol Investment & Securities
Co., Ltd., Class A 23,957 57,470
*Dawonsys Co., Ltd. 8,777 53,471
#DB HiTek Co., Ltd. 26,230 707,647
DB Insurance Co., Ltd. 47,584 3,052,874
DB Securities Co., Ltd., Class
A 17,779 79,421
*DE&T Co Ltd 3,360 13,520
#Dear U Co., Ltd. 5,038 168,524
Dentium Co., Ltd. 4,318 221,747
*Devsisters Co., Ltd. 589 16,408
#DI Dong Il Corp., Class A 11,031 320,881
Digital Daesung Co., Ltd. 12,951 69,607
*DIO Corp. 3,023 41,405
*DK Tech Co., Ltd. 6,957 34,993
DL Holdings Co., Ltd. 10,303 235,559
DMS Co., Ltd. 9,939 44,259
#DN Automotive Corp., Class
A 17,805 258,025
Dohwa Engineering Co., Ltd. 10,699 49,148
Dong-A Socio Holdings Co.,
Ltd. 2,503 181,364
Dong-A ST Co., Ltd. 3,628 122,890
Dongbang Transport Logistics
Co., Ltd., Class A 29,861 49,891
#Dongjin Semichem Co., Ltd. 34,270 702,758
Dongkoo Bio & Pharma Co.,
Ltd. 5,626 21,412
DongKook Pharmaceutical
Co., Ltd. 10,674 114,136
Dongkuk CM Co., Ltd. 3,282 14,523
Dongkuk Holdings Co., Ltd. 13,628 69,027
Dongkuk Industries Co., Ltd. 26,810 70,443
Dongkuk Steel Mill Co., Ltd. 14,247 92,007
*Dongkuk Structures &
Construction Co., Ltd. 21,280 34,806
#Dongsuh Cos., Inc. 13,142 240,374
Dongsung Chemical Co., Ltd. 25,403 73,537
#Dongsung Finetec Co., Ltd. 10,704 187,499
*Dongwha Enterprise Co., Ltd. 7,677 46,067
Dongwha Pharm Co., Ltd. 14,952 66,056
Dongwon F&B Co., Ltd. 5,592 144,963
*Dongwon Metal Co., Ltd.,
Class A 3,544 3,825
Dongwon Systems Corp. 3,057 70,323
Dongwoon Anatech Co., Ltd.,
Class A 13,021 192,819
*Dongyang Steel Pipe Co., Ltd. 34,293 33,605
Doosan Bobcat, Inc. 33,124 1,141,805

193
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Doosan Co., Ltd. 4,892 $ 1,044,476
*Doosan Enerbility Co., Ltd. 62,780 1,278,566
*Doosan Fuel Cell Co., Ltd. 3,846 41,287
Doosan Tesna, Inc., Class A 7,375 131,261
Douzone Bizon Co., Ltd. 10,455 449,385
*Dream Security Co., Ltd. 15,900 39,149
Dreamtech Co., Ltd. 13,997 62,625
*DRTECH Corp. 4,570 6,079
*DSK Co., Ltd. 9,852 34,515
*Duk San Neolux Co., Ltd. 3,036 63,539
*Duksan Hi-Metal Co., Ltd. 6,420 18,404
*Duksan Techopia Co., Ltd. 1,157 18,110
Duksung Co., Ltd. 4,706 20,791
DY Corp. 11,770 32,789
DY POWER Corp. 4,701 38,527
*DYPNF Co., Ltd. 666 6,770
*<E Investment&Development
Co., Ltd. 33,589 6,167
Easy Bio, Inc. 11,835 45,292
Easy Holdings Co., Ltd., Class
A 27,105 65,403
Echo Marketing, Inc. 9,101 53,140
Ecoplastic Corp. 11,355 23,804
*Ecopro BM Co., Ltd. 2,751 196,431
#Ecopro Co., Ltd. 27,478 985,845
Ecopro HN Co., Ltd. 7,664 151,231
E-MART, Inc. 12,918 833,331
*EMRO, Inc. 2,062 77,171
*EM-Tech Co., Ltd. 4,435 38,063
*Enchem Co., Ltd. 715 39,887
#ENF Technology Co., Ltd. 9,439 164,676
Eo Technics Co., Ltd., Class A 1,201 97,415
*Eubiologics Co., Ltd. 16,922 155,828
Eugene Investment &
Securities Co., Ltd. 42,011 81,865
Eugene Technology Co., Ltd. 4,243 101,486
*EV Advanced Material Co.,
Ltd. 14,743 14,966
*Exem Co., Ltd. 11,356 17,176
Exicon Co., Ltd. 2,683 19,252
#F&F Co., Ltd. 6,706 333,059
F&F Holdings Co., Ltd. 4,983 44,274
FIBERPRO, Inc. 4,704 23,628
*Fine M-Tec Co., Ltd. 10,903 40,498
#*Fine Semitech Corp. 5,929 73,701
*Foosung Co., Ltd. 9,289 28,622
Galaxia Moneytree Co., Ltd. 2,308 13,590
*GAMSUNG Corp. Co., Ltd. 37,730 96,216
*Gaon Cable Co., Ltd., Class A 2,418 102,572
*Gaonchips Co., Ltd. 711 20,582
#*GC Cell Corp. 5,942 86,110
*GeneOne Life Science, Inc. 22,871 37,247
*Genexine, Inc. 12,813 41,328
*Genomictree, Inc. 1,668 17,824
Genoray Co., Ltd. 3,867 15,098
*Giantstep, Inc. 1,986 9,556
#Global Standard Technology
Co., Ltd. 13,378 160,743
*Global Tax Free Co., Ltd. 22,068 86,782
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*GnBS Eco Co., Ltd. 6,126 $ 15,105
GnCenergy Co., Ltd. 5,535 88,389
GOLFZON Co., Ltd. 2,995 138,215
Grand Korea Leisure Co., Ltd. 15,373 131,398
Green Chemical Co., Ltd. 3,979 22,561
#Green Cross Corp. 1,556 135,952
Green Cross Holdings Corp. 15,466 152,321
Green Cross Wellbeing Corp. 1,500 8,262
*Green Plus Co., Ltd. 1,493 7,898
#GS Engineering &
Construction Corp. 63,097 810,074
GS Global Corp. 31,480 57,025
GS Holdings Corp. 32,293 879,169
*GS P&L Co., Ltd. 6,616 98,204
GS Retail Co., Ltd., Class A 27,895 290,430
#HAESUNG DS Co., Ltd. 7,383 119,977
Haesung Industrial Co., Ltd.,
Class H 13,426 61,298
Han Kuk Carbon Co., Ltd. 10,760 147,529
Hana Financial Group, Inc.,
Class A 140,676 6,383,118
Hana Materials, Inc. 3,820 74,707
#Hana Micron, Inc. 42,975 328,926
Hana Pharm Co., Ltd., Class A 1,287 10,466
*Hana Technology Co., Ltd. 445 6,248
Hana Tour Service, Inc. 6,440 235,129
*Hanall Biopharma Co., Ltd. 2,936 57,315
#Hancom, Inc., Class A 11,361 170,635
Handok, Inc. 5,594 46,043
Handsome Co., Ltd., Class A 1,043 11,351
Hanil Cement Co., Ltd. 8,323 105,392
Hanil Feed Co., Ltd. 7,542 18,888
Hanil Holdings Co., Ltd. 8,066 84,150
Hanil Hyundai Cement Co.,
Ltd. 4,694 52,009
#Hanjin Kal Corp. 7,329 409,888
Hanjin Transportation Co., Ltd. 7,279 98,112
Hankook Cosmetics
Manufacturing Co., Ltd. 1,268 49,596
Hankook Shell Oil Co., Ltd. 368 95,916
Hanmi Pharm Co., Ltd. 2,214 418,970
Hanmi Science Co., Ltd. 3,892 79,674
#Hanmi Semiconductor Co.,
Ltd. 19,819 1,061,010
HanmiGlobal Co., Ltd. 5,606 63,336
Hannong Chemicals, Inc. 1,594 16,663
*Hanon Systems, Class A 102,450 256,575
#Hansae Co., Ltd. 11,518 90,345
#Hansol Chemical Co., Ltd. 3,772 307,014
Hansol Holdings Co., Ltd. 21,309 37,176
Hansol Paper Co., Ltd. 4,248 25,013
Hansol Technics Co., Ltd. 24,852 83,394
Hanssem Co., Ltd., Class A 721 21,531
Hanwha Aerospace Co., Ltd. 7,546 4,230,856
Hanwha Corp. 11,597 392,821
*Hanwha Engine 7,735 148,279
*Hanwha Galleria Corp. 102,658 86,228
#*Hanwha General Insurance
Co., Ltd. 56,729 162,824

194
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Hanwha Investment &
Securities Co., Ltd. 85,786 $ 207,299
*Hanwha Life Insurance Co.,
Ltd. 150,974 281,450
*Hanwha Ocean Co., Ltd. 6,516 359,835
#Hanwha Solutions Corp. 67,110 1,411,600
#Hanwha Systems Co., Ltd. 21,464 588,882
#*Hanwha Vision Co., Ltd. 15,931 674,672
Hanyang Securities Co., Ltd.,
Class A 5,778 54,345
*Harim Co., Ltd. 42,694 91,905
Harim Holdings Co., Ltd. 41,022 172,572
HB SOLUTION Co., Ltd.,
Class A 26,170 44,829
HD Hyundai Co., Ltd. 26,483 1,466,206
HD Hyundai Construction
Equipment Co., Ltd. 7,206 343,191
HD Hyundai Electric Co., Ltd. 6,447 1,394,620
*HD Hyundai Energy Solutions
Co., Ltd. 5,084 102,288
HD Hyundai Heavy Industries
Co., Ltd. 249 70,417
HD Hyundai Infracore Co., Ltd. 94,097 544,790
#HD HYUNDAI MIPO 5,901 692,013
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 9,107 1,742,599
HDC Holdings Co., Ltd. 30,770 416,472
HDC Hyundai Development
Co-Engineering & Construction 34,365 603,170
*HD-Hyundai Marine Engine 5,102 132,440
*Helixmith Co., Ltd. 12,479 23,264
*Heung-A Shipping Co., Ltd. 49,288 53,917
*HFR, Inc. 1,421 18,364
Hite Jinro Co., Ltd. 18,970 257,960
Hitejinro Holdings Co., Ltd. 3,633 21,801
HK inno.N Corp 6,876 194,937
HL Holdings Corp. 1,477 38,029
HL Mando Co., Ltd., Class A 25,225 661,014
*HLB Biostep Co., Ltd. 9,507 10,962
*HLB Global Co., Ltd. 7,378 15,960
#*HLB Life Science Co., Ltd. 13,431 59,525
*Hlb Pharma Ceutical Co., Ltd. 2,778 39,085
*HLB, Inc. 6,248 250,096
Home Center Holdings Co.,
Ltd. 64,817 37,800
*Homecast Co., Ltd. 4,578 8,164
#*Hotel Shilla Co., Ltd., Class
A 7,396 228,670
HPSP Co., Ltd. 6,894 108,878
#HS Hyosung Advanced
Materials Corp. 1,735 217,012
*HS Hyosung Corp. 1,392 40,051
HS Industries Co., Ltd. 23,283 76,736
*Hugel, Inc., Class A 2,226 572,355
Humedix Co., Ltd., Class A 5,699 160,566
Huons Co., Ltd. 4,327 77,012
Hwa Shin Co., Ltd. 16,937 94,128
Hwaseung Enterprise Co.,
Ltd., Class A 8,118 44,259
Shares Value†
KOREA, REPUBLIC OF — (Continued)
HYBE Co., Ltd. 3,136 $ 589,034
*Hydro Lithium, Inc. 13,236 15,056
Hyosung Corp. 6,256 233,692
#Hyosung Heavy Industries
Corp. 2,851 981,755
Hyosung TNC Corp. 2,123 354,705
#Hyundai Autoever Corp. 2,275 197,172
Hyundai Bioland Co., Ltd. 8,074 24,509
Hyundai BNG Steel Co., Ltd. 5,472 46,886
Hyundai Department Store
Co., Ltd. 9,455 397,755
Hyundai Elevator Co., Ltd. 8,834 459,256
HYUNDAI EVERDIGM Corp. 8,077 48,695
Hyundai Ezwel Co., Ltd. 4,351 16,253
Hyundai Glovis Co., Ltd. 25,746 2,064,751
Hyundai Green Food 14,033 153,410
Hyundai Livart Furniture Co.,
Ltd. 10,701 54,728
*Hyundai Marine & Fire
Insurance Co., Ltd. 33,594 524,648
Hyundai Motor Co. 42,748 5,731,811
Hyundai Motor Securities Co.,
Ltd. 15,543 71,510
Hyundai Movex Co., Ltd. 10,109 31,966
Hyundai Pharmaceutical Co.,
Ltd. 4,127 9,828
Hyundai Rotem Co., Ltd.,
Class A 28,629 2,259,707
Hyundai Steel Co. 52,806 910,128
Hyundai Wia Corp., Class A 13,266 399,427
HyVision System, Inc. 10,366 115,437
i3system, Inc., Class A 3,264 130,422
*ICD Co., Ltd. 1,320 3,812
iFamilySC Co., Ltd. 6,136 90,000
*Il Dong Pharmaceutical Co.,
Ltd. 3,758 31,275
#Iljin Electric Co., Ltd. 14,279 253,135
Iljin Holdings Co., Ltd. 16,835 45,182
*Iljin Hysolus Co., Ltd. 739 7,044
Iljin Power Co., Ltd. 3,494 22,564
Ilyang Pharmaceutical Co.,
Ltd. 5,023 43,463
iM Financial Group Co., Ltd. 116,332 841,289
iMarketKorea, Inc. 13,942 77,875
InBody Co., Ltd. 4,681 79,691
Incar Financial Service Co.,
Ltd. 2,162 12,593
Industrial Bank of Korea, Class
A 108,303 1,168,743
Innocean Worldwide, Inc. 15,149 194,171
InnoWireless Co., Ltd. 1,043 14,220
Innox Advanced Materials Co.,
Ltd., Class A 5,028 80,823
*Inscobee, Inc. 187 190
*Insun ENT Co., Ltd., Class A 14,066 50,663
*Insung Information Co., Ltd. 10,891 16,932
Intellian Technologies, Inc. 1,115 30,120
*Interflex Co., Ltd. 8,750 51,460
<Interojo Co., Ltd. 5,768 17,728

195
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
iNtRON Biotechnology, Inc. 4,189 $ 12,082
#IS Dongseo Co., Ltd. 11,088 141,418
#ISC Co., Ltd. 4,897 170,697
i-SENS, Inc. 5,148 59,357
*ISU Chemical Co., Ltd. 4,911 19,451
*ISU Specialty Chemical 6,025 182,467
#IsuPetasys Co., Ltd., Class R 48,229 1,080,615
*ITEK, Inc. 9,880 40,034
*ITM Semiconductor Co., Ltd. 831 7,068
*J Steel Co. Holdings, Inc. 8,350 10,573
*Jahwa Electronics Co., Ltd. 11,508 96,339
JASTECH, Ltd. 1,201 3,692
JB Financial Group Co., Ltd. 75,507 906,721
*Jeju Air Co., Ltd. 20,174 95,087
#*Jeju Semiconductor Corp. 24,208 215,599
*Jin Air Co., Ltd. 4,264 26,787
Jinsung T.E.C. 9,377 59,435
JNK Global Co., Ltd. 3,852 11,463
*JNTC Co., Ltd. 7,362 70,953
Jungdawn Co., Ltd. 23,377 45,142
Jusung Engineering Co., Ltd. 20,474 483,944
JVM Co., Ltd. 3,602 58,787
JW Holdings Corp. 20,264 43,764
JW Life Science Corp. 6,689 54,067
JW Pharmaceutical Corp. 8,930 140,405
JYP Entertainment Corp. 13,719 667,854
K Car Co., Ltd. 11,602 114,265
K Ensol Co., Ltd. 3,020 24,623
Kakao Corp. 15,883 427,383
#*Kakao Games Corp. 13,154 131,401
KakaoBank Corp. 13,083 205,242
*Kakaopay Corp. 3,396 75,613
*<Kanglim Co., Ltd. 21,473 2,855
Kangnam Jevisco Co., Ltd. 5,538 46,166
*Kangwon Energy Co., Ltd. 3,443 17,197
KB Financial Group, Inc.,
Class A 125,369 7,955,177
KB Financial Group, Inc.,
Class A, Sponsored ADR 10,567 665,510
KC Tech Co., Ltd. 4,198 77,079
KCC Glass Corp., Class F 2,968 66,814
KCTC 14,412 38,780
*KEC Corp. 102,417 52,884
*Keeps Biopharma Inc 2,232 16,785
*Kencoa Aerospace Co. 4,030 34,361
KEPCO Engineering &
Construction Co., Inc. 567 27,123
KEPCO Plant Service &
Engineering Co., Ltd. 11,551 358,353
*KEYEAST Co., Ltd. 2,081 6,471
KG Chemical Corp. 17,681 49,380
KG DONGBUSTEEL 26,745 111,759
KG Eco Solution Co., Ltd. 23,570 91,196
*KG Mobility Co. 29,451 67,542
KGMobilians Co., Ltd. 11,819 35,129
KH Vatec Co., Ltd. 11,899 77,011
*<Kib Plug Energy, Class A 128,469 34,885
KINX, Inc. 1,850 102,554
Shares Value†
KOREA, REPUBLIC OF — (Continued)
KISWIRE, Ltd. 7,780 $ 94,466
KIWOOM Securities Co., Ltd. 9,882 952,398
*KMW Co., Ltd. 4,900 29,748
*KNJ Co., Ltd. 3,543 39,356
Koh Young Technology, Inc. 9,615 93,343
Kolmar BNH Co., Ltd. 4,676 44,375
#Kolmar Korea Co., Ltd. 6,075 324,370
Kolon Corp. 2,824 46,388
Kolon Enp, Inc. 9,777 42,987
Kolon Industries, Inc. 9,222 195,599
*Kolon Life Science, Inc. 1,390 25,522
#KoMiCo, Ltd., Class A 4,236 174,923
*Komipharm International Co.,
Ltd., Class A 3,882 16,631
Korea Aerospace Industries,
Ltd. 22,421 1,305,986
*Korea Circuit Co., Ltd. 9,529 67,906
Korea District Heating Corp. 798 29,697
Korea Electric Power Corp. 22,494 405,889
Korea Electric Power Corp.,
Sponsored ADR 18,475 167,938
Korea Electric Terminal Co.,
Ltd. 4,653 211,128
Korea Electronic Power
Industrial Development Co.,
Ltd. 12,324 109,412
Korea Fuel-Tech Corp. 9,314 30,599
Korea Gas Corp. 8,801 240,534
*Korea Information &
Communications Co., Ltd. 12,085 65,972
Korea Information Certificate
Authority, Inc. 12,347 38,044
Korea Investment Holdings
Co., Ltd. 22,485 1,312,877
#*Korea Line Corp. 152,169 162,713
Korea Movenex Co., Ltd. 12,335 34,146
Korea Petrochemical Ind Co.,
Ltd. 2,959 174,438
Korea Petroleum Industries
Co. 2,555 23,186
Korea Ratings Corp. 897 56,666
Korea United Pharm, Inc. 7,310 100,432
Korean Air Lines Co., Ltd. 114,050 1,680,864
Korean Reinsurance Co. 121,886 694,532
Koryo Credit Information Co.,
Ltd. 1,361 9,594
*Krafton, Inc. 5,981 1,563,096
KSS LINE, Ltd. 15,769 99,284
KT Corp., Sponsored ADR 8,932 173,817
KT Skylife Co., Ltd. 23,220 72,445
KT&G Corp., Class W 17,840 1,439,499
KTCS Corp. 15,667 30,474
Kukdong Oil & Chemicals Co.,
Ltd. 12,312 29,838
Kumho Petrochemical Co., Ltd. 9,051 756,425
*Kumho Tire Co., Inc. 86,601 293,645
Kwang Dong Pharmaceutical
Co., Ltd., Class A 27,894 107,534
KX Innovation Co., Ltd. 5,729 16,121

196
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Kyeryong Construction
Industrial Co., Ltd., Class A 5,037 $ 90,535
Kyobo Securities Co., Ltd. 34,546 160,396
Kyochon F&B Co., Ltd. 2,782 10,549
<Kyongbo Pharmaceutical
Co., Ltd. 2,094 8,308
Kyung Dong Navien Co., Ltd. 5,511 281,075
Kyungbang Co., Ltd. 6,447 31,793
Kyung-In Synthetic Corp. 21,619 48,211
L&C Bio Co., Ltd. 2,703 42,214
*L&F Co., Ltd. 1,771 80,732
*LabGenomics Co., Ltd. 46,888 70,917
Lake Materials Co., Ltd. 29,546 265,841
*LB Semicon, Inc. 33,301 78,596
Lee Ku Industrial Co., Ltd. 5,377 16,001
LEENO Industrial, Inc., Class
H 20,250 514,263
LG Chem, Ltd. 11,444 1,738,941
LG Corp. 16,582 776,899
#*LG Display Co., Ltd. 194,832 1,160,905
*LG Display Co., Ltd.,
Sponsored ADR 115,531 338,506
LG Electronics, Inc. 63,602 3,194,641
*LG Energy Solution, Ltd. 438 99,987
LG H&H Co., Ltd. 5,262 1,249,332
*LG HelloVision Co., Ltd. 27,761 51,362
#LG Innotek Co., Ltd. 10,720 1,052,770
LG Uplus Corp., Class R 180,441 1,525,783
#LIG Nex1 Co., Ltd. 7,395 1,667,322
*LigaChem Biosciences, Inc. 404 29,842
*LOT Vacuum Co., Ltd. 6,471 39,878
Lotte Chemical Corp. 8,456 358,703
Lotte Chilsung Beverage Co.,
Ltd. 3,400 262,385
Lotte Corp. 10,140 161,213
#*Lotte Energy Materials Corp. 9,365 149,221
LOTTE Himart Co., Ltd. 4,153 22,029
Lotte Innovate Co., Ltd. 3,224 42,616
*Lotte Non-Life Insurance Co.,
Ltd. 41,650 50,513
#Lotte Rental Co., Ltd. 14,260 294,931
Lotte Shopping Co., Ltd. 6,552 312,505
Lotte Wellfood Co., Ltd. 2,279 189,983
#LS Corp. 11,400 1,050,580
LS Eco Energy, Ltd. 5,242 118,005
LS Electric Co., Ltd. 7,773 1,112,772
LS Marine Solution Co., Ltd. 1,046 13,142
LTC Co., Ltd. 1,289 9,032
*LVMC Holdings 64,099 78,732
LX Hausys, Ltd. 3,810 77,460
LX INTERNATIONAL Corp. 22,412 418,599
LX Semicon Co., Ltd. 7,637 291,189
M.I.Tech Co., Ltd. 7,711 43,668
Macquarie Korea Infrastructure
Fund 107,291 864,970
Macrogen, Inc. 3,682 41,599
Maeil Dairies Co., Ltd. 3,123 80,959
MAKUS, Inc. 2,228 16,112
Shares Value†
KOREA, REPUBLIC OF — (Continued)
#*Manyo Co., Ltd. 8,836 $ 114,312
Mcnex Co., Ltd. 8,836 148,872
*MDS Tech, Inc. 8,656 6,924
Medytox, Inc. 1,328 163,209
*Meerecompany, Inc. 2,055 26,022
MegaStudyEdu Co., Ltd. 5,221 177,033
Meritz Financial Group, Inc. 80,431 7,021,799
#*MiCo, Ltd. 50,048 365,458
*Micro Digital Co., Ltd. 1,286 8,567
*Mirae Asset Life Insurance
Co., Ltd. 33,546 128,615
Mirae Asset Securities Co.,
Ltd. 114,315 952,960
Misto Holdings Corp. 25,698 669,793
Miwon Commercial Co., Ltd. 888 119,754
Miwon Holdings Co., Ltd. 92 4,802
Miwon Specialty Chemical
Co., Ltd. 1,128 126,012
MNTech Co., Ltd. 3,179 17,600
Modetour Network, Inc. 4,674 36,826
*MONAYONGPYONG 28,885 90,018
Moorim P&P Co., Ltd. 9,936 20,795
Moorim Paper Co., Ltd. 3,983 6,108
Motrex Co., Ltd. 10,167 61,152
*MS Autotech Co., Ltd. 34,151 55,977
Multicampus Co., Ltd. 2,082 47,748
Myoung Shin Industrial Co.,
Ltd., Class A 23,175 135,969
*MyungMoon Pharm Co., Ltd. 6,052 6,901
Namhae Chemical Corp. 18,142 87,041
Namuga Co., Ltd. 4,540 41,072
Namyang Dairy Products Co.,
Ltd. 2,640 141,332
*NanoenTek, Inc., Class A 3,082 7,415
*Nature & Environment Co.,
Ltd. 22,180 11,796
#Nature Holdings Co., Ltd.
(The) 7,760 54,918
NAVER Corp. 3,015 425,260
NCSoft Corp. 2,209 227,349
*Neowiz 6,260 102,829
*Nepes Ark Corp. 2,995 22,228
*NEPES Corp. 12,173 58,831
*Neptune Co. 9,889 51,202
Ω#Netmarble Corp. 12,771 401,592
New Power Plasma Co., Ltd. 16,242 52,845
*Newflex Technology Co., Ltd. 3,736 11,906
Nexen Corp. 9,426 31,265
Nexen Tire Corp. 22,782 86,705
*Nexon Games Co., Ltd. 2,881 26,125
Nexteel Co., Ltd. 5,849 51,804
#NEXTIN, Inc. 4,878 183,933
NH Investment & Securities
Co., Ltd. 82,553 891,445
NHN KCP Corp. 15,766 85,845
NICE Holdings Co., Ltd. 17,948 142,170
Nice Information &
Telecommunication, Inc. 3,655 47,799

197
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
NICE Information Service Co.,
Ltd. 19,081 $ 173,830
NICE Infra Co., Ltd. 10,640 38,249
Nong Shim Holdings Co., Ltd.,
Class H 1,320 62,309
#NongShim Co., Ltd., Class A 1,795 508,889
NOROO Paint & Coatings Co.,
Ltd., Class A 3,926 22,924
NOVAREX Co., Ltd. 10,083 72,351
NPC 4,179 12,068
OCI Co., Ltd. 2,862 110,937
OCI Holdings Co., Ltd. 11,220 510,682
*Okins Electronics Co., Ltd. 3,065 10,544
ONEJOON Co., Ltd. 6,754 42,952
Openbase, Inc. 2,729 4,991
Oriental Precision &
Engineering Co., Ltd. 26,200 101,556
#Orion Corp. 13,754 1,192,046
Osang Healthcare Co., Ltd. 2,120 20,566
*OSTEONIC Co., Ltd. 3,919 19,078
Otoki Corp. 1,117 314,709
*Paik Kwang Industrial Co.,
Ltd. 13,521 62,017
Pan Ocean Co., Ltd. 182,435 428,013
#Paradise Co., Ltd. 26,588 230,997
Park Systems Corp. 3,134 447,557
Partron Co., Ltd. 34,665 167,777
*Pearl Abyss Corp. 2,262 56,411
#People & Technology, Inc.,
Class A 16,300 465,550
*Peptron, Inc. 349 40,093
PharmaResearch Co., Ltd.,
Class H 4,435 1,174,659
*PharmGen Science, Inc.,
Class A 13,358 37,682
Pharmicell Co., Ltd. 8,215 60,970
Philenergy Co., Ltd. 559 5,737
#*Philoptics Co., Ltd. 8,214 176,241
PI Advanced Materials Co.,
Ltd. 5,296 60,914
POND GROUP Co., Ltd.,
Class A 1,202 5,074
Poongsan Corp., Class A 16,363 682,607
#Posco DX Co., Ltd. 19,518 337,085
*POSCO Future M Co., Ltd. 763 67,041
#POSCO Holdings, Inc. 14,454 2,648,798
#POSCO Holdings, Inc.,
Sponsored ADR 20,628 939,193
Posco International Corp. 22,451 779,428
Posco M-Tech Co., Ltd. 975 8,299
POSCO Steeleon Co., Ltd. 1,962 52,173
*Power Logics Co., Ltd. 14,877 48,613
Protec Co., Ltd. 1,581 26,637
#PSK Holdings, Inc. 2,604 63,016
#PSK, Inc. 11,669 146,119
Pulmuone Co., Ltd. 7,311 75,450
Pumtech Korea Co., Ltd. 2,076 79,739
*Rainbow Robotics 189 35,965
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Reyon Pharmaceutical Co.,
Ltd. 4,030 $ 32,206
RFHIC Corp. 5,246 57,128
*RFTech Co., Ltd. 20,260 53,091
*Robostar Co., Ltd., Class A 1,023 17,668
Rorze Systems Corp., Class A 3,246 33,293
#S&S Tech Corp. 7,400 179,599
S-1 Corp. 9,354 417,854
*Sajo Industries Co., Ltd. 1,512 38,505
Sajodaerim Corp. 2,221 59,529
Sajodongaone Co., Ltd. 57,013 42,594
*Saltlux, Inc. 1,064 23,279
Sam Chun Dang Pharm Co.,
Ltd. 1,403 138,869
Sam-A Aluminum Co., Ltd. 484 8,563
Samchully Co., Ltd. 556 35,867
SAMHWA Paints Industrial
Co., Ltd. 9,403 39,755
Samick THK Co., Ltd. 4,660 32,159
*Samil Pharmaceutical Co.,
Ltd. 6,473 59,607
Samji Electronics Co., Ltd. 4,101 30,235
Samjin Pharmaceutical Co.,
Ltd. 2,078 26,064
Sammok S-Form Co., Ltd. 2,168 32,104
Ω*Samsung Biologics Co., Ltd. 1,438 1,064,211
Samsung E&A Co., Ltd. 117,571 1,591,323
Samsung Electro-Mechanics
Co., Ltd. 14,000 1,159,198
Samsung Electronics Co., Ltd. 1,107,894 43,255,798
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 9,088 8,779,008
Samsung Fire & Marine
Insurance Co., Ltd. 19,411 5,113,907
*Samsung Heavy Industries
Co., Ltd. 123,359 1,264,397
Samsung Life Insurance Co.,
Ltd. 14,642 887,893
*Samsung Pharmaceutical
Co., Ltd. 17,422 18,372
Samsung SDI Co., Ltd. 11,363 1,406,886
Samsung SDS Co., Ltd. 9,779 883,309
Samsung Securities Co., Ltd. 39,356 1,445,222
SAMT Co., Ltd. 39,423 75,157
Samwha Capacitor Co., Ltd. 4,207 73,397
Samwha Electric Co., Ltd. 1,636 32,110
Samyang Corp. 1,271 42,784
#Samyang Foods Co., Ltd. 2,688 1,834,231
Samyang Packaging Corp. 1,701 16,214
Samyoung Co., Ltd. 15,121 42,975
Sang-A Frontec Co., Ltd.,
Class A 2,508 27,594
Sangsin Energy Display
Precision Co., Ltd., Class A 5,049 27,172
Saramin Co., Ltd. 3,951 43,665
Satrec Initiative Co., Ltd. 445 14,103
#SD Biosensor, Inc. 30,922 204,479
SeAH Besteel Holdings Corp. 11,568 145,343
SeAH Holdings Corp. 341 22,094

198
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
SeAH Steel Corp. 1,064 $ 132,485
SeAH Steel Holdings Corp.,
Class A 1,525 242,992
Seegene, Inc. 8,062 149,160
Segyung Hitech Co., Ltd. 9,912 49,159
#Sejin Heavy Industries Co.,
Ltd. 29,075 177,539
Sekonix Co., Ltd. 4,846 18,204
#Seobu T&D 28,336 115,018
Seohan Co., Ltd. 72,096 42,908
#*Seojin System Co., Ltd. 21,294 304,842
*Seoul Auction Co., Ltd. 1,930 12,029
#*Seoul Semiconductor Co.,
Ltd. 23,437 109,807
Seoyon Co., Ltd. 11,281 58,964
Seoyon E-Hwa Co., Ltd. 12,288 102,004
*<Sewon E&C Co., Ltd., Class
A 70,785 1,743
#SFA Engineering Corp. 8,414 120,454
*SFA Semicon Co., Ltd., Class
A 27,853 58,684
SGC Energy Co., Ltd. 4,830 78,999
Shin Heung Energy &
Electronics Co., Ltd. 12,015 35,796
Shindaeyang Paper Co., Ltd. 8,026 48,218
Shinhan Financial Group Co.,
Ltd. 80,248 2,901,686
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 18,999 683,584
Shinil Electronics Co., Ltd. 17,933 19,504
Shinsegae International, Inc. 4,736 32,850
Shinsegae, Inc., Class A 4,528 503,607
#Shinsung Delta Tech Co.,
Ltd. 8,576 357,761
*Shinsung E&G Co., Ltd.,
Class A 31,167 29,928
SHOWBOX Corp. 14,094 32,124
*Silicon2 Co., Ltd. 11,887 298,952
#SIMMTECH Co., Ltd. 12,206 135,155
SJG Sejong 12,980 38,442
#*SK Biopharmaceuticals Co.,
Ltd. 11,501 861,665
*SK Bioscience Co., Ltd. 3,175 88,449
SK D&D Co., Ltd. 1 6
SK Discovery Co., Ltd. 5,490 160,664
#*SK Eternix Co., Ltd. 11,370 135,816
SK Gas, Ltd. 2,357 397,117
SK Hynix, Inc., Class A 70,696 8,827,675
Ω#*SK IE Technology Co., Ltd. 17,624 278,339
SK Innovation Co., Ltd. 11,492 763,169
SK Networks Co., Ltd. 28,771 85,615
*SK oceanplant Co., Ltd. 7,154 75,491
SK Securities Co., Ltd. 222,263 75,521
SK Telecom Co., Ltd. 12,183 465,379
SK Telecom Co., Ltd., ADR 1,138 24,569
SK, Inc., Class A 12,378 1,152,900
#*SKC Co., Ltd. 2,606 187,177
#SL Corp. 15,028 347,288
SM Entertainment Co., Ltd. 6,096 531,336
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*SMCore, Inc. 2,686 $ 8,531
*SMEC Co., Ltd. 28,811 54,825
SNT Motiv Co., Ltd. 13,088 254,118
*SOCAR, Inc. 2,329 23,724
#S-Oil Corp. 23,254 850,656
Solid, Inc. 33,850 169,786
#*SOLUM Co., Ltd. 27,422 316,949
Solus Advanced Materials Co.,
Ltd. 12,289 73,829
Songwon Industrial Co., Ltd. 13,072 105,109
#SOOP Co., Ltd. 5,602 323,549
Soosan Cebotics Co Ltd 17,256 22,409
Soulbrain Co., Ltd., Class A 2,836 347,143
SPC Samlip Co., Ltd. 1,287 57,401
SPG Co., Ltd. 2,203 38,744
ST Pharm Co., Ltd. 1,712 95,144
Straffic Co., Ltd. 11,204 31,133
*Studio Dragon Corp. 4,739 170,691
*Sukgyung AT Co., Ltd., Class
A 880 30,582
Sun Kwang Co., Ltd. 1,576 18,049
#Sung Kwang Bend Co., Ltd. 14,287 273,880
*Sungchang Enterprise
Holdings, Ltd., Class A 29,049 27,363
*Sungeel Hitech Co., Ltd.,
Class A 917 21,740
Sungshin Cement Co., Ltd. 15,087 97,431
Sungwoo Hitech Co., Ltd.,
Class A 34,556 135,404
Sunjin Co., Ltd. 10,472 43,244
*SY Co., Ltd. 20,472 53,646
SY Steel Tech, Inc. 3,610 13,765
*Synergy Innovation Co., Ltd. 6,164 12,423
#*Synopex, Inc. 52,831 235,630
Systems Technology, Inc. 2,361 33,003
T&L Co., Ltd. 2,941 148,757
Tae Kyung Industrial Co., Ltd. 12,164 42,101
TAEKYUNG BK Co., Ltd. 6,818 22,111
*Taewoong Co., Ltd. 5,770 61,049
Taeyang Metal Industrial Co.,
Ltd. 6,248 13,164
*Taihan Electric Wire Co., Ltd.,
Class A 12,052 98,603
*Taihan Fiberoptics Co., Ltd. 5,198 2,168
TCC Steel 5,965 83,758
TechWing, Inc. 21,300 507,963
Telechips, Inc. 4,059 38,634
TES Co., Ltd. 1,791 25,388
*Theragen Etex Co., Ltd. 10,403 22,028
TK Corp., Class A 13,643 202,030
TKG Huchems Co., Ltd. 12,151 137,367
TLB Co., Ltd. 2,228 26,818
Tokai Carbon Korea Co., Ltd.,
Class A 3,511 211,673
#*Tongyang Life Insurance
Co., Ltd., Class A 36,476 156,784
Toptec Co., Ltd., Class A 18,734 54,429
Tovis Co., Ltd. 9,371 103,829
TS Corp. 25,065 60,040

199
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
TSE Co., Ltd. 1,004 $ 28,958
*TSI Co., Ltd., Class A 3,477 14,603
*Tuksu Construction Co., Ltd. 6,652 38,326
*Tway Air Co., Ltd. 55,772 83,962
TYM Corp. 27,355 86,212
UBCare Co., Ltd. 5,498 14,601
*Ubivelox, Inc. 4,780 25,153
*Uni-Chem Co., Ltd. 27,161 31,279
Unid Co., Ltd., Class A 3,466 214,080
Union Semiconductor
Equipment & Materials Co.,
Ltd. 11,837 49,297
*Unison Co., Ltd., Class A 26,914 22,663
*UniTest, Inc. 2,869 19,941
Unitrontech Co., Ltd. 12,714 52,412
Value Added Technology Co.,
Ltd. 6,433 91,868
VICTEK Co., Ltd., Class A 5,240 15,021
*<Vidente Co., Ltd. 22,704 9,950
Vieworks Co., Ltd. 3,036 52,433
*Vina Tech Co., Ltd. 1,056 18,572
VIOL Co., Ltd. 23,531 139,051
Vitzro Tech Co., Ltd. 7,851 43,024
Vitzrocell Co., Ltd. 7,372 123,688
*VM, Inc. 2,522 20,581
#*VT Co., Ltd. 17,885 481,882
Webcash Corp. 3,918 34,067
*Wemade Co., Ltd., Class A 2,000 40,310
WiSoL Co., Ltd. 11,337 54,552
Won Tech Co., Ltd. 26,106 151,145
WONIK IPS Co., Ltd. 3,990 63,717
Wonik Materials Co., Ltd. 6,108 86,797
Wonik QnC Corp. 10,058 120,286
Woojin, Inc. 5,881 33,222
Woongjin Thinkbig Co., Ltd. 38,641 46,103
*Wooree Bio Co., Ltd. 43,227 69,181
Woori Financial Group, Inc. 338,219 4,213,759
Woori Financial Group, Inc.,
Class A, ADR 2,894 107,281
*Woori Technology, Inc. 36,036 50,955
Woory Industrial Co., Ltd. 972 6,441
*Woosu AMS Co., Ltd., Class
A 12,546 27,228
Worldex Industry & Trading
Co., Ltd. 6,900 84,751
*Wysiwyg Studios Co., Ltd.,
Class A 35,187 31,462
Xexymix Corp., Class A 8,787 37,645
Y G-1 Co., Ltd. 11,983 49,230
#*YC Corp. 15,317 105,813
Y-Entec Co., Ltd. 9,037 41,132
YG Entertainment, Inc. 3,627 171,208
*YG PLUS, Class A 15,800 60,577
*YMT Co., Ltd., Class A 2,272 14,433
Youlchon Chemical Co., Ltd. 1,635 32,090
Youngone Holdings Co., Ltd.,
Class A 354 23,758
Yuanta Securities Korea Co.,
Ltd. 45,374 94,323
Shares Value†
KOREA, REPUBLIC OF — (Continued)
#Yuhan Corp. 4,983 $ 398,920
*Yulho Co., Ltd. 9,908 12,226
*Yungjin Pharmaceutical Co.,
Ltd. 10,307 14,792
Zeus Co., Ltd., Class A 7,497 68,035
*Zinus, Inc. 10,414 127,986
TOTAL KOREA, REPUBLIC
OF 270,868,570
KUWAIT — (0.2%)
A'ayan Leasing & Investment
Co. KSCP 650,257 343,804
A'ayan Real Estate Co SAK 52,167 15,170
*Acico Industries Co. KSC 183,898 41,533
Agility Public Warehousing Co.
KSC 683,933 587,057
*Al Ahli Bank of Kuwait KSCP 240,510 237,841
Al-Eid Food KSC 97,133 73,547
Ali Alghanim Sons Automotive
Co. KSCC 103,682 353,615
*Arabi Group Holding KSC 44,123 55,442
Boubyan Bank KSCP 50,353 111,585
Boursa Kuwait Securities Co.
KPSC 58,711 519,853
Burgan Bank SAK 395,542 290,460
Combined Group Contracting
Co. SAK 83,944 177,806
Commercial Real Estate Co.
KSC 580,066 316,158
Gulf Bank KSCP 1,016,524 1,114,726
Gulf Cables & Electrical
Industries Group Co. KSCP,
Class R 97,123 713,207
Heavy Engineering & Ship
Building Co. KSCP, Class A 79,174 240,054
Humansoft Holding Co. KSC,
Class A 63,883 494,760
*IFA Hotels & Resorts-KPSC 18,576 86,938
Integrated Holding Co. KCSC 143,217 266,429
Jazeera Airways Co. KSCP 49,181 178,650
*Kuwait Business Town Real
Estate Co KSCP 92,628 48,672
*Kuwait Cement Co. KSC 164,404 131,459
Kuwait Finance House KSCP 1,164,130 2,746,952
Kuwait Insurance Co. SAK 1,000 1,763
Kuwait International Bank
KSCP 1,269,558 936,423
Kuwait Real Estate Co. KSC 307,698 377,593
Kuwait Telecommunications
Co., Class A 225,371 398,666
Mabanee Co. KPSC, Class A 179,645 464,943
Mezzan Holding Co. KSCC,
Class A 100,727 313,950
Mobile Telecommunications
Co. KSCP 1,463,544 2,259,322
National Bank of Kuwait SAKP,
Class K 606,220 1,883,556
*Rasiyat Holding Co., Class A 20,519 23,439
*Salhia Real Estate Co. KSCP 171,341 251,643

200
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
KUWAIT — (Continued)
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC, Class A 299,104 $ 144,476
*United Real Estate Co. SAKP 60,545 41,101
*Warba Bank KSCP 1,897,312 1,374,684
TOTAL KUWAIT 17,617,277
MALAYSIA — (0.5%)
7-Eleven Malaysia Holdings
BHD 145,056 67,233
Able Global BHD 109,200 38,467
Aeon Co. M BHD 341,300 116,271
#*AFFIN Bank BHD 595,401 365,658
Ajinomoto Malaysia BHD 8,000 26,475
#Alliance Bank Malaysia BHD 497,300 504,791
Allianz Malaysia BHD 30,700 130,911
AME Elite Consortium BHD,
Class B 125,300 46,461
#AMMB Holdings BHD 856,400 1,024,108
Ancom Nylex BHD 305,666 68,713
Aumas Resources BHD 580,400 99,536
Aurelius Technologies BHD 18,600 13,578
Axiata Group BHD 1,376,210 669,766
Bank Islam Malaysia BHD 436,200 247,669
Batu Kawan BHD 37,300 163,549
#*Berjaya Assets BHD 277,000 19,419
*Berjaya Corp. BHD 1,263,153 86,357
#*Berjaya Food BHD 514,292 37,544
*Berjaya Land BHD, Class F 772,500 51,918
#Bermaz Auto BHD 497,600 121,084
Beshom Holdings BHD, Class
A 56,719 9,530
#British American Tobacco
Malaysia BHD 68,000 101,645
#Bursa Malaysia BHD, Class A 368,000 629,395
#CAB Cakaran Corp. BHD 63,400 7,861
#Cape Ems BHD 342,200 19,430
Carlsberg Brewery Malaysia
BHD 87,400 382,413
CB Industrial Product Holding
BHD 102,800 25,730
CCK Consolidated Holdings
BHD 95,600 29,023
CELCOMDIGI BHD 374,000 331,096
#CIMB Group Holdings BHD 1,470,506 2,426,420
Coastal Contracts BHD 76,000 24,306
#Crescendo Corp. BHD 140,800 37,851
#CTOS Digital BHD, Class A 292,100 67,017
#D&O Green Technologies
BHD 261,500 78,783
#Dayang Enterprise Holdings
BHD 496,572 197,938
Dialog Group BHD 729,158 246,714
DRB-Hicom BHD 597,600 115,642
Duopharma Biotech BHD 138,184 38,749
Dutch Lady Milk Industries
BHD 5,800 37,636
DXN Holdings BHD 317,700 37,918
#Eastern & Oriental BHD,
Class A 540,200 98,901
Shares Value†
MALAYSIA — (Continued)
#Eco World Development
Group BHD 627,100 $ 273,221
*Ecofirst Consolidated BHD 230,600 21,377
*Econpile Holdings BHD 251,400 18,061
EG Industries BHD 29,600 7,066
*Ekovest BHD 1,393,300 100,098
Farm Fresh BHD, Class A 483,600 205,096
#FGV Holdings BHD, Class A 173,100 43,726
#Formosa Prosonic Industries
BHD 113,400 59,131
Fraser & Neave Holdings
BHD, Class R 38,900 243,407
Frontken Corp. BHD 721,450 585,185
Gamuda BHD, Class A 2,117,464 2,080,660
Gas Malaysia BHD 153,300 150,280
#Genting BHD 692,300 513,409
#Genting Malaysia BHD 1,875,600 743,285
Genting Plantations BHD 131,300 146,971
*Globetronics Technology BHD 173,033 19,048
*Greatech Technology BHD 242,800 81,590
Guan Chong BHD, Class A 104,300 81,700
HAP Seng Consolidated BHD 209,180 133,798
Hap Seng Plantations Holdings
BHD 139,700 62,485
Hartalega Holdings BHD 762,200 393,906
Heineken Malaysia BHD 50,400 307,890
#*Hengyuan Refining Co. BHD 82,600 30,437
#Hextar Global BHD 387,600 81,742
Hiap Teck Venture BHD 985,400 63,942
#Hibiscus Petroleum BHD 471,720 169,447
Hong Leong Bank BHD 24,332 112,666
Hong Leong Financial Group
BHD 43,353 172,608
Hup Seng Industries BHD 112,200 27,042
IGB BHD 11,517 7,233
#IHH Healthcare BHD 210,300 337,260
#IJM Corp. BHD, Class A 790,320 415,765
Inari Amertron BHD 649,988 289,218
IOI Corp. BHD 115,726 98,159
IOI Properties Group BHD 483,024 204,851
*Iskandar Waterfront City BHD 315,100 26,654
#*JAKS Resources BHD 793,719 17,475
#Jaya Tiasa Holdings BHD 382,300 97,458
*JCY International BHD 267,500 22,318
#Kelington Group BHD 248,200 193,843
#Kenanga Investment Bank
BHD 405,700 85,089
Kerjaya Prospek Group BHD 151,176 70,070
#Kim Loong Resources BHD,
Class A 129,800 66,780
*KNM Group BHD 252,300 2,339
KPJ Healthcare BHD 694,200 463,336
Kretam Holdings BHD 231,300 26,802
#*KSL Holdings BHD 98,792 35,716
#Kuala Lumpur Kepong BHD 49,054 223,045
Lagenda Properties BHD,
Class A 306,700 83,872
LBS Bina Group BHD 566,300 65,620

201
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
MALAYSIA — (Continued)
#Leong Hup International
BHD, Class A 556,600 $ 80,620
Lii Hen Industries BHD, Class
A 173,600 19,512
Ω#*Lotte Chemical Titan
Holding BHD 269,400 27,471
LPI Capital BHD 63,084 209,354
#Magnum BHD 310,519 89,234
Mah Sing Group BHD 769,500 208,648
Malakoff Corp. BHD 784,200 144,482
Malayan Banking BHD 369,950 856,501
Malayan Flour Mills BHD 485,500 56,820
#Malaysia Smelting Corp. BHD 107,800 62,207
Malaysian Pacific Industries
BHD 48,375 210,092
Malaysian Resources Corp.
BHD, Class F 1,093,597 116,583
#Matrix Concepts Holdings
BHD 887,343 292,011
Maxis BHD, Class A 380,700 327,323
#MBSB BHD, Class F 1,371,494 227,258
Media Prima BHD 274,000 24,765
Mega First Corp. BHD 331,500 304,227
Mi Technovation BHD 133,900 57,718
MISC BHD 168,880 293,926
#MKH BHD, Class A 342,824 81,038
MKH Oil Palm East Kalimantan
BHD 48,974 7,037
MNRB Holdings BHD 204,700 96,302
Ω#MR DIY Group M BHD 825,900 321,555
#*MSM Malaysia Holdings
BHD 30,300 9,410
*Muhibbah Engineering M
BHD 390,300 55,176
My EG Services BHD 2,234,073 463,382
#Nestle Malaysia BHD 12,300 247,995
#NEXG Bhd 759,300 60,709
Notion VTEC BHD 98,500 15,294
*<Nylex Malaysia BHD 1,485 15
#OCK Group BHD 346,000 34,079
#PA Resources BHD 589,800 26,654
Padini Holdings BHD 404,100 195,729
Panasonic Manufacturing
Malaysia BHD, Class A 4,500 14,079
Pantech Group Holdings BHD 393,529 66,576
#Paramount Corp. BHD 107,400 26,134
Pecca Group BHD 81,600 27,799
Pentamaster Corp. BHD 20,500 12,020
#Perak Transit BHD 304,050 50,381
Petron Malaysia Refining &
Marketing BHD 57,800 44,070
#Petronas Chemicals Group
BHD 224,800 191,197
#Petronas Dagangan BHD 56,900 260,303
Petronas Gas BHD 48,500 196,697
Power Root BHD 76,200 24,723
#PPB Group BHD 116,200 335,001
#Press Metal Aluminium
Holdings BHD 521,978 592,744
Shares Value†
MALAYSIA — (Continued)
Public Bank BHD 2,887,300 $ 2,991,015
QES Group BHD 59,900 5,483
QL Resources BHD 489,085 544,057
#*Ranhill Utilities BHD 223,412 64,720
REDtone Digital BHD 96,400 12,957
RGB International BHD 375,100 29,556
RHB Bank BHD, Class A 504,460 777,441
Sam Engineering & Equipment
M BHD 47,625 36,643
*Sapura Energy BHD 3,166,242 29,351
Sarawak Oil Palms BHD 197,336 138,112
#Scientex BHD 373,800 303,198
#SD Guthrie BHD 559,219 615,594
Sime Darby BHD 1,203,222 580,000
Sime Darby Property BHD 1,491,022 428,474
SKP Resources BHD, Class A 393,849 81,234
#*Solarvest Holdings BHD 158,200 61,227
Southern Cable Group BHD 93,000 24,139
SP Setia BHD Group 1,263,600 322,123
#Sports Toto BHD, Class A 185,498 59,325
#Sunway BHD, Class A 494,489 521,419
#Sunway Construction Group
BHD, Class A 150,480 155,188
#*Syarikat Takaful Malaysia
Keluarga BHD 216,285 178,441
Ta Ann Holdings BHD 200,956 185,355
Taliworks Corp. BHD, Class A 196,000 29,298
#TASCO BHD 85,700 10,427
Telekom Malaysia BHD 216,083 340,525
Tenaga Nasional BHD 166,850 535,931
Thong Guan Industries BHD,
Class F 105,000 27,984
#TIME dotCom BHD 212,600 253,740
#*Top Glove Corp. BHD 1,906,100 388,730
#*Tropicana Corp. BHD, Class
A 408,988 111,844
#TSH Resources BHD, Class
A 689,500 174,173
#Uchi Technologies BHD 149,200 106,498
UEM Sunrise BHD 810,758 135,283
#Unisem M BHD, Class A 71,500 32,809
#United Plantations BHD 74,250 394,394
UOA Development BHD 317,140 123,475
Velesto Energy BHD 2,569,683 92,306
ViTrox Corp. BHD 116,600 84,579
VS Industry BHD 462,800 84,194
Wasco BHD 178,500 38,058
#*WCT Holdings BHD 676,492 103,473
#Wellcall Holdings BHD 203,500 70,270
Westports Holdings BHD,
Class F 174,000 171,379
#*Yinson Holdings BHD, Class
A 853,292 369,793
#YTL Corp. BHD, Class A 1,480,740 658,869
#YTL Power International
BHD, Class A 398,953 316,204
TOTAL MALAYSIA 38,469,822

202
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
MEXICO — (0.6%)
Alfa SAB de CV, Class A 1,989,899 $ 1,456,718
Alpek SAB de CV 178,894 91,389
Alsea SAB de CV 212,993 482,675
America Movil SAB de CV,
Class B 1,542,204 1,333,032
America Movil SAB de CV,
Class B, ADR 50,231 865,982
Arca Continental SAB de CV 63,719 671,759
*Axtel SAB de CV 757,974 77,443
ΩBanco del Bajio SA 516,163 1,238,264
#Becle SAB de CV, Class A 134,662 156,366
Bolsa Mexicana de Valores
SAB de CV 217,909 458,082
Cemex SAB de CV 3,147,084 1,945,324
Cemex SAB de CV,
Sponsored ADR 33,577 207,170
*Cia Minera Autlan SAB de
CV, Class B 26,583 7,768
Coca-Cola Femsa SAB de CV 29,530 278,645
Coca-Cola Femsa SAB de CV,
Sponsored ADR 3,179 299,239
*Consorcio ARA SAB de CV 305,857 51,562
*Controladora Alpek SAB de
CV 1,989,899 306,998
*Controladora AXTEL SAB
DE CV 1,725,090 56,313
*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 84,015 31,331
#Corp Inmobiliaria Vesta SAB
de CV 239,377 653,747
Corp. Moctezuma SAB de CV 61,273 256,830
Corporativo Fragua SAB de
CV, Class H 452 11,564
El Puerto de Liverpool SAB de
CV, Class C1 56,683 260,670
#*<Empresas ICA SAB de CV 117,564 –
Fomento Economico Mexicano
SAB de CV 48,810 514,581
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 1,523 160,387
GCC SAB de CV, Class A 73,493 617,416
Genomma Lab Internacional
SAB de CV, Class B 392,228 461,857
Gentera SAB de CV 726,513 1,270,794
Gruma SAB de CV, Class B 109,127 2,089,218
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 135,149 1,495,028
#Grupo Aeroportuario del
Pacifico SAB de CV, Class B 19,506 396,757
#Grupo Aeroportuario del
Pacifico SAB de CV, Class B,
Sponsored ADR 10,442 2,145,935
Grupo Aeroportuario del
Sureste SAB de CV, Class B 625 19,834
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 3,861 1,222,161
#Grupo Bimbo SAB de CV,
Class A 323,728 986,151
Shares Value†
MEXICO — (Continued)
Grupo Carso SAB de CV,
Class A1 86,516 $ 602,585
#Grupo Comercial Chedraui
SA de CV, Class B 204,267 1,323,483
Grupo Financiero Banorte SAB
de CV, Class O 533,177 4,590,089
*Grupo Financiero Inbursa
SAB de CV, Class O 488,883 1,258,983
Grupo Herdez SAB de CV,
Class B 82,896 236,598
Grupo Industrial Saltillo SAB
de CV 21,722 19,586
Grupo Lamosa SAB de CV 35,276 208,142
Grupo Mexico SAB de CV,
Class B 592,924 3,086,537
Grupo Rotoplas SAB de CV 73,608 45,537
*Grupo Simec SAB de CV,
ADR 1,049 29,587
*Grupo Simec SAB de CV,
Class S 35,729 324,709
Grupo Televisa SAB 261,875 95,519
Ω#*Grupo Traxion SAB de CV 72,234 60,629
*Industrias CH SAB de CV,
Class B 83,707 752,615
*Industrias Penoles SAB de
CV 77,073 1,539,846
Kimberly-Clark de Mexico SAB
de CV, Class A 519,271 917,047
La Comer SAB de CV 267,642 506,298
Megacable Holdings SAB de
CV 425,248 1,042,537
*Minera Frisco SAB de CV 251,068 43,480
Ω*Nemak SAB de CV 324,113 47,851
#Operadora De Sites
Mexicanos SAB de CV, Class
A 15,900 13,102
#Orbia Advance Corp. SAB de
CV, Class A 536,918 359,591
Organizacion Cultiba SAB de
CV, Class B 12,061 6,901
*Organizacion Soriana SAB de
CV, Class B 151,399 200,937
*Promotora de Hoteles Norte
19 SAB De CV, Class L 167,851 40,473
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 94,172 1,055,111
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 6,620 59,003
Qualitas Controladora SAB de
CV, Class F 59,355 655,255
Regional SAB de CV 153,159 1,074,421
*Vista Energy SAB de CV,
Sponsored ADR 29,434 1,329,534
*Vitro SAB de CV, Series A 16,205 5,675
Wal-Mart de Mexico SAB de
CV, Class A 352,083 1,117,852
TOTAL MEXICO 45,228,503

203
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
NETHERLANDS — (2.2%)
Aalberts NV, Registered 73,590 $ 2,437,664
ΩABN AMRO Bank NV 251,163 5,196,279
Acomo NV 13,530 332,982
Ω*Adyen NV 2,112 3,403,881
Aegon, Ltd. 404,497 2,589,664
#Aegon, Ltd., Registered 380,189 2,444,615
*AFC Ajax NV 546 6,207
Akzo Nobel NV 63,444 4,006,989
Ω#*Alfen N.V. 5,405 94,620
Allfunds Group PLC 182,776 1,030,543
AMG Critical Materials NV 12,445 221,398
APERAM SA 32,019 929,596
Arcadis NV 37,663 1,823,853
ArcelorMittal SA 16,716 492,530
ArcelorMittal SA, Sponsored
ADR 95,594 2,838,186
ASM International NV 10,028 4,848,139
ASML Holding NV, Class B 1,301 861,467
ASML Holding NV, Class B,
Sponsored NVDR 42,921 28,674,662
ASR Nederland NV, Class B 123,666 7,787,992
ΩB&S Group Sarl 19,980 131,958
Ω#*Basic-Fit NV, Registered 35,972 814,962
BE Semiconductor Industries
NV 26,470 2,835,663
Brunel International NV,
Registered 8,274 87,095
Coca-Cola Europacific
Partners PLC 39,613 3,566,386
Corbion NV 33,466 714,819
Ω*CTP NV 42,680 801,493
Flow Traders, Ltd. 22,969 684,605
ForFarmers NV 23,980 114,626
Fugro NV 90,122 1,055,197
HAL Trust 4,220 555,503
*Havas NV 268,963 445,836
Heineken NV 22,522 2,014,870
IMCD NV 30,275 4,021,409
ING Groep NV 263,864 5,103,310
#ING Groep NV, Sponsored
ADR 92,618 1,794,011
*InPost SA 154,003 2,590,934
JDE Peet's NV 40,499 980,594
Ω*Just Eat Takeaway.com NV 18,911 413,604
#*Kendrion NV 9,035 104,965
Koninklijke Ahold Delhaize NV 355,472 14,603,567
*Koninklijke BAM Groep NV 119,796 810,261
Koninklijke Heijmans N.V 18,309 937,824
Koninklijke KPN NV 2,704,945 12,591,508
*Koninklijke Philips NV 7,680 194,772
*Koninklijke Philips NV,
Sponsored ADR 154,398 3,913,989
Koninklijke Vopak NV 54,806 2,270,241
Nedap NV 2,464 170,578
NN Group NV 139,609 8,553,967
*OCI NV 60,223 499,748
#*Pharming Group NV 299,487 264,183
#*PostNL NV 37,298 38,095
*Prosus NV 108,645 5,054,333
Shares Value†
NETHERLANDS — (Continued)
#Randstad NV 59,328 $ 2,375,278
SBM Offshore NV 112,761 2,376,479
#*SIF Holding NV 1,132 11,954
ΩSignify NV 85,311 1,762,079
Sligro Food Group NV 8,585 115,937
TKH Group NV 24,165 953,195
#*TomTom NV 28,699 151,700
Universal Music Group NV 94,274 2,770,243
Van Lanschot Kempen NV 20,114 1,167,239
Wolters Kluwer NV 72,196 12,757,608
TOTAL NETHERLANDS 173,197,885
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 122,520 636,936
Air New Zealand, Ltd. 1,159,322 399,040
Auckland International Airport,
Ltd. 116,723 520,906
Briscoe Group, Ltd. 8,520 21,337
Channel Infrastructure NZ, Ltd. 258,445 291,411
Chorus, Ltd. 271,773 1,280,594
Chorus, Ltd., ADR 2,087 49,003
*Comvita, Ltd. 5,949 1,942
#Contact Energy, Ltd. 219,023 1,151,617
EBOS Group, Ltd. 42,437 921,744
Fisher & Paykel Healthcare
Corp., Ltd. 48,794 984,533
*Fletcher Building, Ltd. 464,035 845,422
#*Fletcher Building, Ltd. 16,884 30,465
Freightways Group, Ltd. 94,406 551,849
Genesis Energy, Ltd. 367,916 480,348
*Gentrack Group, Ltd. 11,572 80,555
Hallenstein Glasson Holdings,
Ltd. 38,970 168,363
#Heartland Group Holdings,
Ltd., Class B 468,784 214,214
#Infratil, Ltd. 111,640 698,967
*KMD Brands, Ltd. 305,223 59,774
Mainfreight, Ltd. 14,871 489,887
Manawa Energy, Ltd. 28,977 83,403
Mercury NZ, Ltd. 51,015 168,934
Meridian Energy, Ltd. 69,934 227,433
#NZME, Ltd. 83,243 51,665
NZX, Ltd. 161,563 147,655
*Oceania Healthcare, Ltd. 440,006 169,729
PGG Wrightson, Ltd. 18,227 20,768
Port of Tauranga, Ltd. 63,796 232,838
*Rakon, Ltd. 14,706 4,887
Restaurant Brands New
Zealand, Ltd. 11,620 22,756
*Ryman Healthcare, Ltd. 274,992 360,659
Sanford, Ltd. 22,200 60,340
Scales Corp., Ltd. 62,043 153,169
*Serko, Ltd. 14,412 30,790
Skellerup Holdings, Ltd., Class
A 105,717 264,754
SKY Network Television, Ltd. 147,094 215,614
#*SKYCITY Entertainment
Group, Ltd. 410,416 280,096
Spark New Zealand, Ltd. 394,083 486,447

204
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
NEW ZEALAND — (Continued)
Steel & Tube Holdings, Ltd. 99,869 $ 42,672
*Summerset Group Holdings,
Ltd. 181,407 1,160,533
#Tourism Holdings, Ltd. 81,874 66,566
TOWER, Ltd. 207,569 163,832
Vector, Ltd. 49,847 117,735
*Vista Group International, Ltd. 39,090 82,353
*Warehouse Group, Ltd. (The),
Registered 89,554 43,580
TOTAL NEW ZEALAND 14,538,115
NORWAY — (0.5%)
2020 Bulkers, Ltd. 12,915 138,118
ABG Sundal Collier Holding
ASA 138,189 87,285
AF Gruppen ASA 12,850 184,635
#*Agilyx ASA 13,931 34,861
*Akastor ASA 64,110 69,118
Aker ASA, A Shares 1,933 111,842
#Aker BioMarine ASA 13,597 69,493
Aker BP ASA 93,983 2,022,865
Aker Solutions ASA 89,751 242,857
AMSC ASA 32,224 83,279
*Archer, Ltd. 17,028 33,580
Atea ASA, Class A 38,083 521,486
Austevoll Seafood ASA 48,552 456,026
Ω*AutoStore Holdings, Ltd. 15,120 6,780
Ω#Avance Gas Holding, Ltd. 13,475 5,081
Bakkafrost P/F 2,565 128,993
*BLUENORD ASA 14,025 806,069
Bonheur ASA 13,376 309,571
Borregaard ASA 37,869 651,481
Bouvet ASA 38,869 299,484
#*BW Energy, Ltd. 7,836 20,478
ΩBW LPG, Ltd. 89,244 889,862
BW Offshore, Ltd. 58,585 160,728
*Cadeler A/S 89,767 468,314
*Cloudberry Clean Energy
ASA 119,000 142,755
Ω*Crayon Group Holding ASA 13,054 156,095
DNB Bank ASA 100,707 2,513,317
DNO ASA 298,105 342,319
ΩElkem ASA 165,866 291,107
*Elliptic Laboratories ASA 8,717 8,053
ΩElmera Group ASA 54,123 192,589
Elopak ASA 60,331 246,387
Ω*Entra ASA, Class B 14,628 168,991
Equinor ASA 215,854 4,951,969
Equinor ASA, Sponsored ADR 21,493 479,079
ΩEuropris ASA 94,785 704,721
#FLEX LNG, Ltd. 963 22,717
#FLEX LNG, Ltd. 12,239 296,239
#Frontline PLC 48,445 816,375
Gjensidige Forsikring ASA 6,989 163,504
Golar LNG, Ltd. 3,007 127,813
#Golden Ocean Group, Ltd. 69,230 532,079
Grieg Seafood ASA 44,496 279,978
Hafnia, Ltd. 140,451 648,082
*Hexagon Composites ASA 81,383 145,658
Shares Value†
NORWAY — (Continued)
#*Hexagon Purus ASA 10,561 $ 1,955
#Hoegh Autoliners ASA 101,831 815,045
ΩKid ASA 20,079 281,146
Kitron ASA 79,740 392,166
ΩKlaveness Combination
Carriers ASA 15,312 88,890
#*Kongsberg Automotive ASA 468,235 60,776
Kongsberg Gruppen ASA 5,295 851,697
Leroy Seafood Group ASA 58,685 256,699
*LINK Mobility Group Holding
ASA 250,478 588,155
Magnora ASA 27,305 58,191
*Medistim ASA 5,113 79,136
MORROW BANK ASA 62,827 60,585
Mowi ASA 24,419 447,644
MPC Container Ships ASA 298,134 439,872
ΩMulticonsult ASA 6,885 125,484
*Nekkar ASA 13,032 13,950
#*NEL ASA 159,809 34,274
NORBIT ASA 9,831 134,430
*Nordic Semiconductor ASA 9,591 94,801
Norsk Hydro ASA 197,794 1,041,428
Ω#*Norske Skog ASA 12,793 22,181
*Northern Ocean, Ltd. 47,904 27,024
*Norwegian Air Shuttle ASA 37,796 49,623
*NRC Group ASA 23,222 11,018
Odfjell Drilling, Ltd. 104,732 543,357
Odfjell SE, A Shares 14,146 133,003
Odfjell Technology, Ltd., Class
B 13,082 52,038
#*OKEA ASA 18,421 28,955
Ω#Okeanis Eco Tankers Corp. 10,816 251,888
Olav Thon Eiendomsselskap
ASA 3,456 85,984
Orkla ASA 14,024 156,334
Panoro Energy ASA 61,679 135,314
Pareto Bank ASA 18,350 130,238
Pexip Holding ASA 41,515 157,133
*PhotoCure ASA 4,482 23,167
Protector Forsikring ASA 36,099 1,272,348
Rana Gruber ASA 16,765 119,473
Rogaland Sparebank, Class B 999 12,425
Salmar ASA 8,827 436,245
#*Salmon Evolution ASA 106,776 62,501
*SATS ASA 73,782 266,812
Ω*Scatec ASA 94,663 721,615
Schibsted ASA, Class B 9,273 282,215
Schibsted ASA, Registered 11,160 321,780
Sea1 offshore, Inc. 28,313 53,241
Selvaag Bolig ASA 20,912 70,077
Ω#*Shelf Drilling, Ltd. 99,016 44,686
#*SmartCraft ASA 5,706 14,196
#<Solstad Maritime Holding
AS 23,029 16,656
*Solstad Offshore ASA, Class
A 38,875 141,705
#SpareBank 1 Helgeland 703 11,057
Sparebank 1 Oestlandet 17,987 300,074
SpareBank 1 Sor-Norge ASA 58,122 927,042

205
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
NORWAY — (Continued)
Sparebanken More 6,885 $ 66,394
Stolt-Nielsen, Ltd., Class R 17,276 388,170
Storebrand ASA, Class B 186,419 2,245,308
Subsea 7 SA 75,562 1,140,358
Telenor ASA 63,513 956,681
TGS ASA 93,022 690,268
*TOMRA Systems ASA 24,380 382,041
Var Energi ASA 105,191 289,809
Veidekke ASA 54,714 825,199
Wallenius Wilhelmsen ASA 49,594 357,490
Wilh Wilhelmsen Holding ASA,
A Shares 7,938 297,007
Wilh Wilhelmsen Holding ASA,
B Shares 2,798 101,991
Yara International ASA 19,826 640,859
TOTAL NORWAY 42,161,417
PERU — (0.0%)
Cementos Pacasmayo SAA,
ADR 4,565 25,095
Credicorp, Ltd. 4,331 875,685
Intercorp Financial Services,
Inc. 2,601 88,096
TOTAL PERU 988,876
PHILIPPINES — (0.2%)
Aboitiz Equity Ventures, Inc. 326,180 189,792
Aboitiz Power Corp. 229,600 153,327
ACEN Corp. 4,672,762 223,369
Alliance Global Group, Inc.,
Class R 1,352,500 148,193
Apex Mining Co., Inc. 1,790,000 215,358
Asia United Bank Corp. 10,230 12,464
*Atlas Consolidated Mining &
Development Corp. 277,700 21,379
Ayala Corp. 28,275 303,480
Ayala Land, Inc. 1,113,100 499,206
Bank of the Philippine Islands,
Class A 325,897 816,858
BDO Unibank, Inc., Class A 731,463 2,100,558
Bloomberry Resorts Corp. 1,749,600 106,815
*Cebu Air, Inc. 59,627 40,566
*Cebu Air, Inc., Class A 83,320 51,614
Cebu Landmasters, Inc., Class
A 478,033 21,568
Century Pacific Food, Inc. 635,100 433,785
*China Banking Corp., Class A 394,567 642,836
Converge Information and
Communications Technology
Solutions, Inc. 1,586,200 541,276
D&L Industries, Inc. 739,200 75,435
DigiPlus Interactive Corp.,
Class A 115,300 82,571
*DITO CME Holdings Corp. 2,068,000 50,353
DMCI Holdings, Inc. 1,830,450 347,378
DoubleDragon Corp. 126,160 22,000
East West Banking Corp.,
Class A 261,350 51,563
Emperador, Inc. 444,500 103,933
Shares Value†
PHILIPPINES — (Continued)
Ginebra San Miguel, Inc.,
Class A 19,720 $ 100,974
*Global Ferronickel Holdings,
Inc. 859,820 17,087
Globe Telecom, Inc. 12,407 431,152
GT Capital Holdings, Inc. 39,620 347,291
International Container
Terminal Services, Inc. 183,870 1,119,910
JG Summit Holdings, Inc. 1,304,450 396,088
Jollibee Foods Corp. 102,780 421,020
Keepers Holdings, Inc. (The),
Class A 1,061,000 52,238
LT Group, Inc. 704,800 149,906
Manila Electric Co. 24,640 251,451
Manila Water Co., Inc. 448,200 273,630
Megaworld Corp. 4,394,500 140,045
Metropolitan Bank & Trust Co. 624,501 859,800
ΩMonde Nissin Corp. 252,600 35,184
Nickel Asia Corp. 2,165,760 98,875
Petron Corp. 1,598,000 67,233
Philex Mining Corp. 680,300 81,361
Philippine National Bank 145,673 125,187
Philippine Seven Corp. 42,560 40,385
*Philippine Stock Exchange,
Inc. (The) 312 1,055
*<Phoenix Petroleum
Philippines, Inc. 115,600 1,614
PLDT, Inc. 11,340 263,933
PLDT, Inc., Sponsored ADR 4,980 116,881
*<PNB Holdings Corp. 24,721 47,344
Puregold Price Club, Inc. 387,400 221,599
RFM Corp. 137,000 10,228
Rizal Commercial Banking
Corp., Class A 104,967 49,237
Robinsons Land Corp. 767,878 160,573
Robinsons Retail Holdings,
Inc., Class F 233,330 163,964
San Miguel Corp., Class A 215,200 302,447
Security Bank Corp. 203,594 242,213
Semirara Mining & Power
Corp., Class A 503,940 306,758
*Shell Pilipinas Corp., Class A 125,930 11,724
SM Investments Corp. 5,105 79,516
SM Prime Holdings, Inc. 364,025 158,697
STI Education Systems
Holdings, Inc. 424,000 10,096
*Synergy Grid & Development
Phils, Inc. 377,000 77,621
*Top Frontier Investment
Holdings, Inc. 3,465 3,412
Union Bank of the Philippines 298,528 172,634
Universal Robina Corp., Class
A 401,520 594,858
Vista Land & Lifescapes, Inc.,
Class A 1,668,000 49,871
Wilcon Depot, Inc., Class A 755,700 92,273
TOTAL PHILIPPINES 15,403,042
POLAND — (0.4%)
*11 bit studios SA 385 22,306

206
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
POLAND — (Continued)
AB SA 3,784 $ 102,577
*Action SA 12,086 67,453
*Agora SA, Class H 29,781 78,356
Alior Bank SA 83,729 2,275,305
Ω*Allegro.eu SA 36,551 320,223
Amica SA 2,965 48,856
AmRest Holdings SE 42,019 196,320
Apator SA, Class A 5,895 29,015
Arctic Paper SA 20,408 82,984
ASBISc Enterprises PLC 25,058 173,149
Asseco Poland SA 44,802 1,852,710
Auto Partner SA, Class A 35,045 185,531
Bank Handlowy w Warszawie
SA 15,931 497,910
*Bank Millennium SA, Class A 412,692 1,600,228
*Bank Ochrony Srodowiska SA 31,286 92,793
* Bank Polska Kasa Opieki SA 39,461 1,975,305
Benefit Systems SA, Class A 1,303 1,128,918
BNPP Bank Polska SA 1,639 45,955
Boryszew SA 54,851 88,632
#Budimex SA, Class F 4,977 837,547
*CCC SA, Class A 29,673 1,715,225
CD Projekt SA 4,753 294,197
Celon Pharma SA 9,568 65,478
#*CI Games SA 46,405 21,829
#*Cognor Holding SA, Class A 127,553 250,855
Cyber Folks SA 4,529 186,567
#*Cyfrowy Polsat SA 111,888 549,820
Develia SA 190,294 377,280
Ω*Dino Polska SA 6,616 929,795
Dom Development SA, Class
R 3,897 227,335
*Echo Investment SA 1,495 1,844
*Enea SA 204,414 774,695
Eurocash SA 52,270 153,642
*Fabryki Mebli Forte SA 1,825 12,659
Globe Trade Centre SA 18,382 19,688
#*Grupa Azoty SA 24,615 135,416
Grupa Kety SA 6,629 1,522,166
Grupa Pracuj SA 5,559 89,530
Ω*HUUUGE, Inc. 14,988 73,293
*ING Bank Slaski SA, Class A 5,188 451,556
Inter Cars SA 3,142 475,972
KGHM Polska Miedz SA,
Class A 33,109 1,051,952
LPP SA 231 945,438
Lubelski Wegiel Bogdanka SA 8,739 50,515
*mBank SA 4,307 942,052
Mirbud SA 41,307 155,449
Mo-BRUK SA 1,986 154,121
*Mostostal Zabrze SA 21,012 32,165
Neuca SA 885 167,465
#NEWAG SA, Class A 1,769 31,029
Orange Polska SA 148,027 381,525
ORLEN SA 125,797 2,281,109
PCC Rokita SA 999 20,789
#Pepco Group NV 45,180 212,770
Shares Value†
POLAND — (Continued)
*PGE Polska Grupa
Energetyczna SA, Class A 348,102 $ 761,574
*PKP Cargo SA 25,451 107,413
PlayWay SA 642 51,784
*Polimex-Mostostal SA 51,159 53,298
Powszechna Kasa
Oszczednosci Bank Polski SA 45,380 872,938
Powszechny Zaklad
Ubezpieczen SA 171,808 2,686,683
Santander Bank Polska SA 2,679 410,960
*Selvita SA 1,456 12,808
Synektik SA 3,792 228,163
#*Tauron Polska Energia SA 811,420 1,274,482
Text SA 5,147 73,867
Torpol SA 8,701 91,341
Unimot SA, Class F 2,357 98,723
Votum SA 6,155 67,068
Voxel SA 271 10,386
VRG SA 34,865 34,284
Warsaw Stock Exchange 6,757 86,054
Wawel SA 20 3,317
Wirtualna Polska Holding SA 9,215 219,679
ΩXTB SA, Class A 36,207 789,054
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 3,303 45,998
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 10,461 52,156
TOTAL POLAND 34,489,324
PORTUGAL — (0.2%)
#Altri SGPS SA 42,109 290,699
Banco Comercial Portugues
SA, Class R 8,894,496 5,700,485
Corticeira Amorim SGPS SA 9,546 82,580
CTT-Correios de Portugal SA 65,090 574,911
#*EDP Renovaveis SA 103,736 973,446
EDP SA 744,730 2,942,687
Galp Energia SGPS SA 316,252 4,901,780
Ibersol SGPS SA 13,357 141,207
Jeronimo Martins SGPS SA 52,970 1,283,756
#Mota-Engil SGPS SA 66,066 262,251
Navigator Co. SA (The), Class
B 146,769 558,246
NOS SGPS SA 145,497 607,823
REN - Redes Energeticas
Nacionais SGPS SA 135,684 446,522
Semapa-Sociedade de
Investimento e Gestao 4,063 76,161
Sonae SGPS SA 513,695 654,017
TOTAL PORTUGAL 19,496,571
QATAR — (0.2%)
Aamal Co., Class F 1,358,533 309,690
Al Khaleej Takaful Group QSC 175,840 115,424
Al Meera Consumer Goods
Co. QSC 40,833 163,287
Al Rayan Bank 1,410,204 864,481
*Baladna 631,201 210,285
Barwa Real Estate Co. 1,476,608 1,135,540
Commercial Bank PSQC (The) 490,052 578,749

207
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
QATAR — (Continued)
Doha Bank QPSC 1,636,624 $ 1,059,917
Doha Insurance Co. QSC 74,984 50,868
*Estithmar Holding QPSC,
Class A 210,331 158,803
Gulf International Services
QSC 927,847 785,650
Gulf Warehousing Co., Class A 207,085 167,784
Industries Qatar QSC 109,384 377,331
Lesha Bank LLC 907,779 345,310
Mannai Corp. QSC 112,348 110,373
*Mazaya Real Estate
Development QPSC 401,032 65,976
Medicare Group 97,384 122,231
Mesaieed Petrochemical
Holding Co., Class A 414,598 160,556
Ooredoo QPSC, Class A 417,336 1,485,492
Qatar Aluminum Manufacturing
Co. 1,349,710 475,605
Qatar Electricity & Water Co.
QSC 75,913 318,789
Qatar Fuel QSC 138,772 571,706
Qatar Gas Transport Co., Ltd. 1,234,274 1,552,249
Qatar Industrial Manufacturing
Co. QSC 140,158 96,890
Qatar Insurance Co. SAQ 604,234 323,442
Qatar International Islamic
Bank QSC 201,443 586,459
Qatar Islamic Bank QPSC 111,085 644,055
Qatar Islamic Insurance Group 8,488 19,484
Qatar National Bank QPSC,
Class A 733,720 3,365,318
Qatar National Cement Co.
QSC 273,798 258,006
Salam International
Investment, Ltd. QSC 813,430 147,450
United Development Co. QSC 1,500,102 424,775
Vodafone Qatar QSC 1,318,249 854,454
*Widam Food Co. 17,241 9,987
TOTAL QATAR 17,916,416
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, Class A,
ADR 4,144 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 42,197 –
*<Mechel PJSC, ADR 19,960 –
*<PhosAgro PJSC, GDR 132 1,135
*<Polyus PJSC, Class G, GDR 80 –
*<RusHydro PJSC, ADR 5,044 –
*<Sberbank of Russia PJSC,
ADR 64,074 –
*<Sberbank of Russia PJSC,
Sponsored ADR 34,093 –
*<Severstal PAO, GDR 16,777 –
*<Severstal PAO, Sponsored
GDR 4,738 –
*<VTB Bank PJSC, GDR 499,471 –
TOTAL RUSSIAN
FEDERATION 1,135
Shares Value†
SAUDI ARABIA — (0.9%)
Abdullah Al Othaim Markets
Co. 196,002 $ 471,337
*ACWA Power Co. 6,225 534,392
*Advanced Petrochemical Co. 36,197 290,954
Al Babtain Power &
Telecommunication Co. 18,573 235,202
Al Hammadi Holding 27,051 289,556
*Al Hassan Ghazi Ibrahim
Shaker Co. 12,844 105,124
Al Jouf Agricultural
Development Co. 3,960 50,042
*Al Jouf Cement Co. 25,643 67,408
*Al Khaleej Training and
Education Co. 11,856 88,346
Al Masane Al Kobra Mining
Co. 9,015 145,407
Al Moammar Information
Systems Co. 6,790 237,864
Al Rajhi Bank 262,245 6,809,742
*Al Rajhi Co. for Co-operative
Insurance 6,024 210,388
Al Yamamah Steel Industries
Co. 3,735 34,702
Alamar Foods 4,458 80,225
Alandalus Property Co. 10,725 62,333
Alaseel Co. 22,340 23,943
Aldrees Petroleum and
Transport Services Co. 29,946 1,100,152
Al-Etihad Cooperative
Insurance Co. 11,434 46,213
Alinma Bank 236,470 1,828,262
AlJazira Takaful Ta'awuni Co. 9,166 34,211
*AlKhorayef Water & Power
Technologies Co. 4,158 179,583
Almarai Co. JSC, Class H 113,282 1,594,628
Almunajem Foods Co. 7,107 156,316
*Alujain Corp. 14,029 140,630
Arab National Bank 298,686 1,712,055
Arabian Cement Co. 23,199 157,097
ΩArabian Centres Co. 34,789 183,642
*Arabian Contracting Services
Co. 9,402 330,370
Arabian Drilling Co. 12,665 291,732
Arabian Internet &
Communications Services Co. 6,027 460,192
*Arabian Pipes Co. 46,894 115,144
*Arabian Shield Cooperative
Insurance Co. 25,704 120,883
Arriyadh Development Co. 31,889 291,608
*ARTEX Industrial Investment
Co. 10,003 35,522
Astra Industrial Group Co. 25,284 1,005,725
Ataa Educational Co. 2,761 48,876
*BAAN Holding Group Co. 20,078 11,616
Bank AlBilad 158,419 1,220,589
*Bank Al-Jazira 440,926 1,586,953
Banque Saudi Fransi 228,052 1,117,491
*Basic Chemical Industries,
Ltd. 5,420 40,821

208
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
SAUDI ARABIA — (Continued)
Bawan Co., Class H 12,761 $ 187,457
Bupa Arabia for Cooperative
Insurance Co. 14,976 670,764
*Buruj Cooperative Insurance
Co., Class A 4,309 23,137
Catrion Catering Holding Co. 24,241 761,308
City Cement Co., Class A 29,635 160,386
Co. for Cooperative Insurance
(The) 27,846 1,030,426
Dallah Healthcare Co. 9,565 311,107
*Dar Al Arkan Real Estate
Development Co., Class A 567,714 3,314,654
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 10,993 839,371
East Pipes Integrated Co. for
Industry 7,558 271,620
Eastern Province Cement Co.,
Class F 18,400 164,334
Electrical Industries Co. 374,462 708,811
*Emaar Economic City 75,462 306,604
Etihad Etisalat Co. 294,902 4,937,441
*Fitaihi Holding Group 35,281 37,812
Gulf Insurance Group 11,161 77,067
*Herfy Food Services Co. 5,065 32,867
Jarir Marketing Co. 137,415 462,336
*Jazan Development and
Investment Co. 13,313 41,385
L'Azurde Co. for Jewelry,
Class A 9,694 34,115
Leejam Sports Co. JSC 15,430 575,915
*Liva Insurance Co., Class H 5,354 21,411
*Malath Cooperative Insurance
Co. 10,359 38,333
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 20,662 123,171
*Methanol Chemicals Co. 7,061 23,418
*Middle East Healthcare Co. 25,922 480,306
*Middle East Paper Co. 80,798 600,993
*Middle East Specialized
Cables Co., Class A 16,913 159,620
Mobile Telecommunications
Co. Saudi Arabia 297,614 1,010,851
Mouwasat Medical Services
Co. 28,007 541,339
Nahdi Medical Co. 8,602 260,521
*Najran Cement Co. 39,540 89,181
*National Agriculture
Development Co. (The) 76,629 454,761
National Co. for Glass
Industries (The) 5,965 72,199
National Co. for Learning &
Education 745 31,143
National Gas &
Industrialization Co. 10,480 247,269
*National Industrialization Co. 201,341 495,985
National Medical Care Co. 11,148 442,841
Northern Region Cement Co.,
Class A 40,164 92,516
Shares Value†
SAUDI ARABIA — (Continued)
Power & Water Utility Co. for
Jubail & Yanbu, Class A 1,653 $ 19,302
Qassim Cement Co. (The) 15,398 216,341
*Rabigh Refining &
Petrochemical Co. 105,665 200,574
Riyad Bank 334,215 2,739,905
Riyadh Cables Group Co.,
Class A 6,679 226,497
SABIC Agri-Nutrients Co.,
Class A 56,927 1,497,959
Sahara International
Petrochemical Co., Class A 161,654 818,850
*Saudi Arabian Amiantit Co. 17,799 109,995
*Saudi Arabian Mining Co. 121,119 1,650,052
ΩSaudi Arabian Oil Co. 412,546 2,788,142
Saudi Aramco Base Oil Co. 13,440 355,806
Saudi Automotive Services Co. 17,047 300,410
Saudi Awwal Bank 180,362 1,682,975
Saudi Basic Industries Corp. 92,464 1,503,720
Saudi Cement Co. 29,772 365,512
*Saudi Ceramic Co. 26,933 201,411
*Saudi Chemical Co. Holding 192,650 434,000
Saudi Electricity Co. 53,847 215,049
Saudi Ground Services Co. 2,435 32,329
Saudi Industrial Investment
Group 102,903 414,805
Saudi Investment Bank (The) 82,736 331,747
*Saudi Kayan Petrochemical
Co. 417,215 641,801
*Saudi Marketing Co. 5,615 30,688
Saudi National Bank (The) 272,265 2,591,341
Saudi Paper Manufacturing
Co. 6,978 127,062
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 20,138 136,905
*Saudi Printing & Packaging
Co. 10,200 33,448
*Saudi Public Transport Co. 47,757 208,807
*Saudi Real Estate Co. 60,031 369,702
*Saudi Reinsurance Co. 44,897 589,506
*Saudi Research & Media
Group 7,733 357,076
Saudi Steel Pipe Co. 3,370 49,595
*Saudi Tadawul Group Holding
Co. 1,794 87,622
Saudi Telecom Co. 431,722 5,478,676
Saudia Dairy & Foodstuff Co.,
Class A 5,962 485,429
*Savola Group (The) 58,802 490,683
Scientific & Medical Equipment
House Co. 4,089 43,715
*Seera Group Holding 118,380 770,074
*Sinad Holding Co. 28,188 88,226
Southern Province Cement Co. 11,749 97,258
Sumou Real Estate Co. 3,701 44,056
*Sustained Infrastructure
Holding Co. 16,640 131,535
Tabuk Cement Co. 17,482 57,607

209
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
SAUDI ARABIA — (Continued)
*Takween Advanced Industries
Co. 9,944 $ 23,489
Tanmiah Food Co., Class F 5,303 149,862
Theeb Rent A Car Co. 15,476 275,613
*Umm Al-Qura Cement Co. 11,747 56,372
United Electronics Co. 27,145 680,271
United International
Transportation Co. 33,965 668,271
United Wire Factories Co. 2,941 19,586
*Walaa Cooperative Insurance
Co. 23,795 120,532
Yamama Cement Co. 48,069 463,915
Yanbu Cement Co. 25,168 146,275
Yanbu National Petrochemical
Co., Class A 53,993 459,910
TOTAL SAUDI ARABIA 75,762,340
SINGAPORE — (0.7%)
#*AEM Holdings, Ltd. 154,429 139,562
#Aztech Global, Ltd. 172,500 70,020
Banyan Tree Holdings, Ltd. 205,300 51,101
Bonvests Holdings, Ltd. 22,000 15,585
BRC Asia, Ltd. 30,400 73,806
Bukit Sembawang Estates,
Ltd. 28,100 76,184
Bund Center Investment, Ltd. 64,750 18,348
#CapitaLand Investment, Ltd. 452,800 953,665
Centurion Corp., Ltd. 72,300 69,769
China Aviation Oil Singapore
Corp., Ltd. 162,300 105,656
City Developments, Ltd. 250,100 951,978
ComfortDelGro Corp., Ltd. 934,300 1,094,799
*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,503,100 143,898
*CSE Global, Ltd. 361,801 116,379
DBS Group Holdings, Ltd. 275,901 8,969,899
*Del Monte Pacific, Ltd. 252,659 12,965
Delfi, Ltd. 233,500 128,758
DFI Retail Group Holdings,
Ltd. 184,800 467,544
*<Ezion Holdings, Ltd. 1,747,154 –
#*<Ezra Holdings, Ltd. 767,465 –
*Far East Orchard, Ltd. 101,539 79,321
First Resources, Ltd. 435,100 503,179
Food Empire Holdings, Ltd.,
Registered 131,300 151,844
Frasers Property, Ltd. 245,600 153,300
Frencken Group, Ltd. 380,000 293,942
*Fu Yu Corp., Ltd. 231,600 17,560
*Gallant Venture, Ltd. 282,900 16,466
Genting Singapore, Ltd. 2,458,200 1,393,175
Geo Energy Resources, Ltd. 752,700 204,648
Golden Agri-Resources, Ltd. 4,742,600 871,735
GuocoLand, Ltd. 153,866 166,157
Hiap Hoe, Ltd. 39,000 15,383
Ho Bee Land, Ltd. 93,300 128,621
Hong Fok Corp., Ltd. 251,320 141,472
Hong Leong Asia, Ltd. 146,400 122,215
Shares Value†
SINGAPORE — (Continued)
Hongkong Land Holdings, Ltd. 353,600 $ 1,729,104
Hotel Grand Central, Ltd. 42,775 22,605
Hour Glass, Ltd. (The) 147,100 176,876
HRnetgroup, Ltd. 40,200 21,398
Hutchison Port Holdings Trust,
Class U 2,940,900 438,194
*<Hyflux, Ltd. 291,500 –
iFAST Corp., Ltd. 63,200 301,068
Keppel Infrastructure Trust 1,635,915 501,161
Keppel, Ltd. 275,400 1,383,644
Low Keng Huat Singapore,
Ltd. 66,000 15,164
Mandarin Oriental
International, Ltd. 28,400 51,120
Marco Polo Marine, Ltd. 2,158,000 69,416
Micro-Mechanics Holdings,
Ltd., Class B 6,500 8,164
*<Midas Holdings, Ltd. 550,500 –
Nanofilm Technologies
International, Ltd. 123,000 49,456
NetLink NBN Trust 828,300 580,451
*<New Swiber 105,749 –
*Oceanus Group, Ltd. 2,196,800 10,095
Olam Group, Ltd. 195,505 144,491
OUE, Ltd. 141,200 101,653
Oversea-Chinese Banking
Corp., Ltd. 276,126 3,415,360
*Oxley Holdings, Ltd. 474,847 24,548
Pan-United Corp., Ltd., Class
A 53,750 27,787
Propnex, Ltd. 137,900 110,895
Q&M Dental Group Singapore,
Ltd. 112,920 25,080
QAF, Ltd. 158,907 101,622
Raffles Medical Group, Ltd. 252,211 195,093
*Rex International Holding, Ltd. 512,800 46,736
Riverstone Holdings, Ltd. 309,300 214,381
SATS, Ltd. 348,278 749,530
SBS Transit, Ltd. 27,900 63,462
*Seatrium, Ltd. 895,075 1,309,331
Sembcorp Industries, Ltd. 640,900 3,239,596
Sheng Siong Group, Ltd. 420,200 566,403
SIA Engineering Co., Ltd.,
Registered 60,200 103,276
Sing Holdings, Ltd. 16,000 4,166
Singapore Airlines, Ltd. 687,050 3,530,754
Singapore Exchange, Ltd. 294,900 3,243,290
Singapore Land Group, Ltd. 87,713 134,354
Singapore Technologies
Engineering, Ltd. 298,700 1,695,157
Singapore
Telecommunications, Ltd. 143,400 415,143
StarHub, Ltd. 348,300 312,101
*Straits Trading Co., Ltd. 45,900 50,270
Tai Sin Electric, Ltd. 55,856 17,111
*Thomson Medical Group, Ltd. 1,592,500 51,225
*Tuan Sing Holdings, Ltd. 262,446 50,250
UMS Integration, Ltd. 362,250 299,632
United Overseas Bank, Ltd. 258,792 6,865,708

210
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
SINGAPORE — (Continued)
*UOB-Kay Hian Holdings, Ltd. 199,107 $ 274,483
*UOL Group, Ltd. 199,855 883,176
Venture Corp., Ltd. 171,600 1,524,516
Vicom, Ltd. 18,400 19,024
Wee Hur Holdings, Ltd. 284,200 114,272
Wilmar International, Ltd. 650,100 1,523,555
Wing Tai Holdings, Ltd. 257,700 230,918
*Yangzijiang Shipbuilding
Holdings, Ltd. 883,700 1,509,268
TOTAL SINGAPORE 56,264,467
SOUTH AFRICA — (1.0%)
Absa Group, Ltd., Class F 105,435 967,579
Adcock Ingram Holdings, Ltd.,
Class A 27,047 71,534
Advtech, Ltd., Class A 421,369 698,649
AECI, Ltd. 78,526 431,115
African Rainbow Minerals, Ltd. 63,575 530,126
Afrimat, Ltd. 71,469 202,927
Alexander Forbes Group
Holdings, Ltd. 210,757 87,673
Altron, Ltd., Class A 74,009 80,945
Anglo American Platinum, Ltd. 11,734 403,104
Anglogold Ashanti PLC 36,262 1,512,553
#Anglogold Ashanti PLC,
Class H 80,013 3,373,348
Aspen Pharmacare Holdings,
Ltd. 150,282 983,371
Astral Foods, Ltd. 24,965 231,399
AVI, Ltd. 227,492 1,105,289
Barloworld, Ltd. 135,427 789,725
Bid Corp., Ltd. 50,744 1,274,992
Bidvest Group, Ltd., Class A 158,082 1,996,177
*Blue Label Telecoms, Ltd. 81,128 36,452
Capitec Bank Holdings, Ltd.,
Class F 8,444 1,562,092
Cashbuild, Ltd., Class A 6,451 53,047
City Lodge Hotels, Ltd. 247,318 54,099
Clicks Group, Ltd., Class H 106,006 2,253,922
Coronation Fund Managers,
Ltd. 185,537 378,927
Curro Holdings, Ltd. 139,453 66,780
*DataTec, Ltd. 182,098 564,412
ΩDis-Chem Pharmacies, Ltd. 296,295 502,417
Discovery, Ltd. 103,241 1,142,982
DRDGOLD, Ltd. 83,033 122,767
DRDGOLD, Ltd., ADR 22,214 330,989
Exxaro Resources, Ltd. 118,109 964,994
Famous Brands, Ltd., Class A 42,280 128,206
FirstRand, Ltd. 575,060 2,244,762
Foschini Group, Ltd., Class A 231,973 1,611,671
Gold Fields, Ltd., Class A 1,947 43,846
#Gold Fields, Ltd., Sponsored
ADR 277,301 6,250,365
Grindrod, Ltd., Class B 425,018 264,747
Harmony Gold Mining Co., Ltd. 14,209 224,923
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 425,805 6,774,558
Hudaco Industries, Ltd. 20,024 200,173
Shares Value†
SOUTH AFRICA — (Continued)
*Impala Platinum Holdings,
Ltd. 345,144 $ 2,056,627
Investec, Ltd. 84,692 526,507
#Invicta Holdings, Ltd. 5,204 9,003
*IOCO, Ltd. 90,543 14,453
Italtile, Ltd. 230,645 120,366
JSE, Ltd. 70,028 479,079
*KAP, Ltd., Class A 823,150 122,546
Kumba Iron Ore, Ltd. 15,191 264,120
Lewis Group, Ltd., Class A 38,459 140,700
Life Healthcare Group
Holdings, Ltd. 465,638 366,129
Merafe Resources, Ltd. 1,347,580 81,117
*Metair Investments, Ltd.,
Class H 98,252 39,076
Momentum Group, Ltd., Class
A 1,276,566 2,329,980
Motus Holdings, Ltd. 118,973 556,172
Mpact, Ltd. 74,949 108,760
Mr Price Group, Ltd. 149,108 1,899,767
MTN Group, Ltd., Class A 490,786 3,236,780
*MultiChoice Group 117,016 681,987
Nedbank Group, Ltd. 131,596 1,792,570
NEPI Rockcastle NV 140,325 1,075,539
Netcare, Ltd. 939,770 688,933
Ninety One, Ltd., Class A 133,599 257,487
Northam Platinum Holdings,
Ltd., Class A 170,315 1,139,812
*Nutun, Ltd. 394,944 39,269
Oceana Group, Ltd. 64,078 202,329
Old Mutual, Ltd., Class A 3,124,049 1,902,343
Omnia Holdings, Ltd. 125,771 461,546
OUTsurance Group, Ltd.,
Class A 262,233 1,076,204
ΩPepkor Holdings, Ltd. 1,151,258 1,659,482
*Pick n Pay Stores, Ltd. 286,464 430,629
PPC, Ltd. 785,436 195,871
PSG Financial Services, Ltd. 478,995 512,301
Raubex Group, Ltd. 150,496 356,378
RCL Foods, Ltd. 37,465 19,129
Reunert, Ltd. 101,585 337,793
RFG Holdings, Ltd. 50,033 49,855
Sanlam, Ltd. 219,346 996,156
Santam, Ltd. 20,065 434,596
Sappi, Ltd. 338,809 632,959
*Sasol, Ltd., Class A 128,515 443,090
Shoprite Holdings, Ltd., Class
A 112,849 1,731,771
*Sibanye Stillwater, Ltd., Class
A 1,238,576 1,431,206
*Sibanye Stillwater, Ltd., Class
A, ADR 66,418 308,844
Southern Sun, Ltd., Class A 442,276 196,343
*SPAR Group, Ltd. (The) 131,323 808,636
Spur Corp., Ltd. 39,148 71,516
Stadio Holdings, Ltd. 76,786 32,355
Standard Bank Group, Ltd. 266,839 3,323,037
Sun International, Ltd. 158,946 341,705
Super Group, Ltd. 277,900 432,542

211
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
SOUTH AFRICA — (Continued)
*Telkom SA SOC, Ltd., Class
A 260,505 $ 549,957
Thungela Resources, Ltd. 83,718 415,075
Tiger Brands, Ltd. 64,580 1,006,554
Truworths International, Ltd. 214,142 855,129
Tsogo Sun, Ltd. 241,737 107,186
Vodacom Group, Ltd. 78,303 576,344
We Buy Cars Holdings, Ltd. 103,906 240,691
Wilson Bayly Holmes-Ovcon,
Ltd. 27,225 281,143
Woolworths Holdings, Ltd. 306,333 948,325
Zeda, Ltd. 127,444 71,578
TOTAL SOUTH AFRICA 81,985,014
SPAIN — (1.9%)
Acciona SA 18,391 2,684,329
Acerinox SA 113,466 1,281,442
*ACS Actividades de
Construccion y Servicios SA 91,443 5,727,531
ΩAedas Homes SA 8,528 275,316
ΩAena SME SA 13,718 3,452,501
*Almirall SA 28,996 321,372
Amadeus IT Group SA 94,527 7,433,645
*Amper SA 253,676 41,755
Atresmedia Corp. de Medios
de Comunicacion SA 67,821 428,651
Audax Renovables SA 76,467 131,429
Azkoyen SA 5,887 50,190
Banco Bilbao Vizcaya
Argentaria SA 506,641 6,945,652
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 912,556 12,502,017
Banco de Sabadell SA 4,199,117 12,238,872
Banco Santander SA 1,503,774 10,567,615
Banco Santander SA,
Sponsored ADR 346,063 2,422,441
Bankinter SA 457,731 5,328,141
CaixaBank SA 1,013,786 7,758,108
ΩCellnex Telecom SA 57,762 2,340,159
CIE Automotive SA 30,940 817,727
Construcciones y Auxiliar de
Ferrocarriles SA 24,539 1,199,474
Corp ACCIONA Energias
Renovables SA 8,585 160,438
*Distribuidora Internacional de
Alimentacion SA 7,130 184,795
Ebro Foods SA 29,191 570,082
*eDreams ODIGEO SA 20,852 174,221
Elecnor SA 18,949 406,681
Enagas SA 44,586 697,908
#Ence Energia y Celulosa SA 100,181 323,421
Endesa SA 73,259 2,206,847
Ercros SA 51,721 175,500
Faes Farma SA 206,072 1,000,259
Ferrovial SE 596 29,591
Ferrovial SE 59,097 2,880,618
Fluidra SA 51,470 1,188,894
ΩGestamp Automocion SA 133,982 399,037
Shares Value†
SPAIN — (Continued)
Ω#Global Dominion Access SA 42,649 $ 141,081
*Grifols SA 166,817 1,572,786
Grupo Catalana Occidente SA 27,621 1,541,652
Grupo Empresarial San Jose
SA 9,436 61,999
Iberdrola SA 495,561 8,954,123
Iberpapel Gestion SA 3,210 74,439
Indra Sistemas SA 80,390 2,560,564
Industria de Diseno Textil SA 115,755 6,216,058
Laboratorios Farmaceuticos
Rovi SA 15,371 900,733
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 103,889 151,163
Logista Integral SA, Class R 41,093 1,406,981
Mapfre SA 587,746 2,093,891
Melia Hotels International SA 50,318 364,358
Miquel y Costas & Miquel SA 12,723 195,249
#Naturgy Energy Group SA 31,385 936,163
ΩNeinor Homes SA 13,897 242,017
#*Obrascon Huarte Lain SA 184,983 65,082
Prim SA 3,592 41,649
*Promotora de Informaciones
SA, Class A 29,645 13,311
ΩProsegur Cash SA 115,528 100,596
Realia Business SA 55,988 57,280
Redeia Corp. SA 112,283 2,361,300
Repsol SA 592,383 7,279,368
Repsol SA, Sponsored ADR 21,832 261,329
*Sacyr SA 298,680 1,094,628
*Solaria Energia y Medio
Ambiente SA 35,028 264,153
Ω#*Talgo SA 23,592 85,282
*Tecnicas Reunidas SA 29,616 498,257
#Telefonica SA 1,841,261 9,456,425
Telefonica SA, Sponsored
ADR 111,179 568,125
Tubacex SA 68,400 281,469
ΩUnicaja Banco SA 736,630 1,403,424
Vidrala SA 9,555 1,040,547
*Viscofan SA 22,263 1,609,557
TOTAL SPAIN 148,241,698
SWEDEN — (2.0%)
AAK AB 21,230 555,574
ΩAcadeMedia AB 67,486 554,867
AddLife AB, Class B 36,169 686,262
Addnode Group AB 50,669 438,663
AddTech AB, B Shares 62,854 2,115,357
AFRY AB 61,064 1,060,480
Alfa Laval AB 30,111 1,249,097
ΩAlimak Group AB 41,407 523,764
Alleima AB 160,605 1,261,374
Alligo AB, Registered 17,735 202,635
ΩAmbea AB, Class B 74,671 904,268
*Annehem Fastigheter AB,
Class B 32,316 52,772
AQ Group AB 29,300 472,390
Arise AB 17,840 63,722
Arjo AB, Class B 153,944 514,589

212
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
SWEDEN — (Continued)
*Asmodee Group AB, Class B 43,425 $ 479,503
Assa Abloy AB, Class B 49,044 1,482,776
Atlas Copco AB, Class A 129,371 1,803,433
Atlas Copco AB, Class B 347,190 5,394,190
*Atrium Ljungberg AB, B
Shares 57,550 204,634
Ω*Attendo AB 99,464 676,507
Avanza Bank Holding AB 54,302 1,815,716
#Axfood AB 21,236 595,142
Beijer Alma AB, Class B 22,051 459,543
Beijer Ref AB 53,013 809,082
Bergman & Beving AB 15,827 479,984
*Betsson AB, Class B 192,186 3,381,473
#*Better Collective A/S 19,228 253,386
*BHG Group AB 103,088 248,611
Bilia AB, A Shares 63,718 803,998
Billerud Aktiebolag 156,772 1,654,697
BioGaia AB, B Shares 35,456 376,804
Biotage AB 20,362 297,252
*Bjorn Borg AB 4,443 26,165
*Boliden AB 94,044 2,887,166
*Bonava AB, B Shares 158,131 210,516
Ω*Boozt AB, Class A 18,483 162,027
ΩBravida Holding AB 40,070 381,386
Bufab AB 16,203 672,318
Bulten AB 12,667 77,618
Byggmax Group AB 51,355 255,846
*Camurus AB 11,471 738,576
*Carasent AB 22,171 57,158
*Castellum AB 45,537 552,635
Catella AB 20,043 60,535
Catena AB 9,728 457,710
*Cavotec SA 5,047 7,928
Cellavision AB 7,630 159,801
#*Cint Group AB 191,411 144,775
Clas Ohlson AB, B Shares 56,070 1,594,044
Cloetta AB, B Shares 224,699 654,651
ΩCoor Service Management
Holding AB 50,696 204,994
Corem Property Group AB,
Class B 3,408 73,496
#Corem Property Group AB,
Class D 213,742 108,191
*Ctek AB 5,485 7,086
CTT Systems AB 3,103 65,567
Dios Fastigheter AB 39,973 278,508
ΩDometic Group AB 167,728 604,140
Ω#*Dustin Group AB 131,723 47,118
*Dynavox Group AB 48,801 440,453
Eastnine AB 33,132 153,896
Elanders AB, Class B 11,353 62,975
*Electrolux AB, Class B 135,026 839,984
*Electrolux Professional AB,
Class B 81,259 474,332
Elekta AB, Class B 133,589 678,686
*Eltel AB 18,432 15,059
#*Embracer Group AB 43,425 547,759
*Enea AB 7,681 53,039
Engcon AB 14,832 143,631
Shares Value†
SWEDEN — (Continued)
Eolus Vind AB, Class B 2,131 $ 10,285
Ependion AB, Class B 11,310 135,323
Epiroc AB, Class A 38,078 746,960
Epiroc AB, Class B 63,306 1,370,496
Essity AB, Class A 4,520 130,048
Essity AB, Class A 97,806 2,823,170
Ω*Evolution AB 16,640 1,163,173
*Ework Group AB 3,724 56,202
Fabege AB 41,197 352,175
Fagerhult Group AB 30,565 132,782
#Fasadgruppen Group AB 7,397 15,001
#*Fastighets AB Balder, Class
B 76,477 548,705
*Fastighets AB Trianon, Class
B 24,160 48,396
*Fastighetsbolaget Emilshus
AB, Class A 899 4,260
FastPartner AB, Class D 19,506 114,509
FastPartner AB, Class D 3,778 27,616
*Fenix Outdoor International
AG 1,944 122,950
*Ferronordic AB 2,180 10,623
FormPipe Software AB 2,938 8,042
Fortnox AB 163,543 1,474,870
G5 Entertainment AB 4,256 57,365
Getinge AB, B Shares 84,784 1,636,801
Granges AB 75,324 942,634
Ω*Green Landscaping Group
AB 13,084 81,530
H & M Hennes & Mauritz AB,
Class B 78,057 1,133,437
Hanza AB 11,022 82,394
Heba Fastighets AB, Class B 22,039 66,723
*Hemnet Group AB 50,877 1,746,030
*Hexagon AB, Class B 107,463 1,043,778
#*Hexatronic Group AB 71,943 191,328
Hexpol AB 103,952 902,112
#*HMS Networks AB 15,000 670,924
#Holmen AB, B Shares 19,680 780,679
Hufvudstaden AB, Class A 29,175 355,427
*Humana AB 34,611 146,591
Husqvarna AB, Class U 12,851 59,892
Husqvarna AB, Class U 136,265 636,475
Indutrade AB 54,226 1,466,282
Instalco AB 132,519 369,326
*International Petroleum Corp. 2,124 28,217
#*International Petroleum
Corp. 78,158 1,068,859
INVISIO AB 15,485 621,333
Inwido AB 43,125 917,506
ITAB Shop Concept AB 14,272 37,733
JM AB 45,458 727,713
*John Mattson
Fastighetsforetagen AB 11,878 75,370
Kabe Group AB, Class B 1,017 26,256
*Karnov Group AB 46,233 435,251
#*K-fast Holding AB 60,028 77,885
*Klarabo Sverige AB, Class B 29,002 48,773
KNOW IT AB 16,890 253,571

213
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
SWEDEN — (Continued)
Lagercrantz Group AB, B
Shares 83,618 $ 1,900,389
Lifco AB, Class B 21,302 825,585
Lime Technologies AB 5,388 218,148
Lindab International AB 48,122 1,015,836
Loomis AB 57,581 2,411,920
*Medcap AB 5,933 267,588
Medicover AB, Class B 24,794 620,820
MEKO AB 25,464 334,771
MIPS AB 4,530 160,536
*Modern Times Group MTG
AB, Class B 52,462 632,053
Momentum Group AB 17,590 291,072
ΩMunters Group AB 52,279 671,585
Mycronic AB 31,065 1,238,748
#NCAB Group AB, Class B 85,879 378,602
NCC AB, Class B 67,283 1,259,869
Nederman Holding AB 7,918 138,741
*Net Insight AB, Class B 97,523 29,525
New Wave Group AB, Class B 69,005 844,238
Nibe Industrier AB, Class B 27,368 115,716
Nilorngruppen AB, Class B 4,662 28,518
*Nivika Fastigheter AB, Class
B 13,938 57,660
#*Nobia AB 261,461 89,838
Nolato AB, Class B 130,629 734,753
Nordnet AB (publ), Registered 29,289 771,331
*Norion Bank AB 31,370 128,555
*Norva24 Group AB 17,060 64,296
Note AB, Registered 9,159 152,889
NP3 Fastigheter AB 11,412 297,579
*Nyfosa AB 64,989 611,152
OEM International AB, Class B 36,877 527,639
#*Orron Energy ab 117,392 58,739
*Ovzon AB 5,634 14,604
Peab AB, Class B 77,240 642,672
Platzer Fastigheter Holding
AB, Class B 22,647 177,984
Prevas AB, Class B 3,615 36,683
*Pricer AB, Class B 89,572 54,607
Proact IT Group AB 20,238 243,824
Ratos AB, B Shares 163,919 558,129
RaySearch Laboratories AB 16,035 433,091
Rejlers AB 6,399 117,830
*Rottneros AB 45,215 27,987
Rvrc Holding AB 31,160 161,472
Saab AB, Class B 73,788 3,426,645
Sagax AB, Class B 24,248 551,085
#Samhallsbyggnadsbolaget i
Norden AB 382,438 155,515
Samhallsbyggnadsbolaget i
Norden AB, Class D 73,597 51,774
Sandvik AB 131,594 2,730,143
Scandi Standard AB 34,339 313,665
ΩScandic Hotels Group AB 262,973 2,035,369
*Sdiptech AB 10,121 226,872
*Sectra AB, Class B 47,073 1,447,589
Shares Value†
SWEDEN — (Continued)
Securitas AB, Class B 96,687 $ 1,538,788
*Sedana Medical AB 37,271 39,493
*Sensys Gatso Group AB 4,901 21,799
Ω*Sinch AB 584,499 1,363,542
Skandinaviska Enskilda
Banken AB, Class B 1,689 28,509
Skandinaviska Enskilda
Banken AB, Class C 226,933 3,586,967
Skanska AB, Class B 79,352 1,842,104
SKF AB, B Shares 99,962 1,964,541
SKF AB, Class A 5,812 115,699
SkiStar AB 27,046 468,017
Softronic AB, Class B 7,317 16,159
Solid Forsakring AB 9,558 76,405
SSAB AB, Class A 104,409 660,344
SSAB AB, Class A 310,991 1,936,580
*Stendorren Fastigheter AB 5,239 111,897
*Stillfront Group AB 90,565 46,424
Storskogen Group AB, Class B 852,407 1,112,692
Svedbergs Group AB, Class B 5,424 28,512
#Svenska Cellulosa AB SCA,
Class A 130,686 1,697,784
Svenska Cellulosa AB SCA,
Class B 5,089 65,743
Svenska Handelsbanken AB,
Class B 123,123 1,612,934
#Svenska Handelsbanken AB,
Class B 2,965 58,286
Sweco AB, Class A 59,184 1,038,876
Swedbank AB, Class B 93,426 2,323,808
*Swedish Logistic Property AB,
Registered 26,930 110,290
*Swedish Orphan Biovitrum
AB, Class A 24,212 735,530
Synsam AB 59,171 300,613
Systemair AB 45,633 388,914
Tele2 AB, Class B 246,418 3,634,352
Telefonaktiebolaget LM
Ericsson, Class A 826,436 6,973,153
Telefonaktiebolaget LM
Ericsson, Class B 14,280 119,630
Telia Co. AB 1,045,721 3,919,461
*TF Bank AB 5,222 192,748
ΩThule Group AB 24,167 551,249
Trelleborg AB, Class B 66,115 2,281,317
Troax Group AB, Class B 19,542 271,909
Truecaller AB, Class B 108,168 815,895
*VBG Group AB, Class B 13,037 365,499
*Vestum AB 61,764 67,112
Vitec Software Group AB, B
Shares 10,614 485,311
Vitrolife AB 38,324 626,223
Volati AB 9,711 119,816
Volvo AB, Class A 518,351 14,113,052
Volvo AB, Class B 52,048 1,420,340
#*Volvo Car AB, Class R 345,636 588,967
Wallenstam AB, B Shares 82,121 406,139

214
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
SWEDEN — (Continued)
Wihlborgs Fastigheter AB 60,103 $ 623,158
TOTAL SWEDEN 162,908,907
SWITZERLAND — (5.4%)
ABB, Ltd., Registered 283,600 14,905,609
Accelleron Industries AG 56,013 3,008,718
Accelleron Industries AG, ADR 171 9,218
Adecco Group AG 106,660 2,780,234
*AEVIS VICTORIA SA 795 13,061
Alcon AG, ADR 112,353 10,966,776
Allreal Holding AG, Registered 9,147 2,023,638
ALSO Holding AG, Registered 4,431 1,356,126
*ams-OSRAM AG 30,835 272,609
APG SGA SA 738 200,273
#Arbonia AG 28,583 217,046
*Aryzta AG 850,495 2,138,269
Ascom Holding AG, Registered 17,085 66,947
Autoneum Holding AG 2,695 406,013
Avolta AG 69,596 3,175,966
Baloise Holding AG,
Registered 37,251 8,309,228
*Banque Cantonale de
Geneve, Registered 1,129 339,353
*Banque Cantonale Vaudoise,
Registered 22,051 2,720,987
Barry Callebaut AG,
Registered 858 773,688
Belimo Holding AG, Class R 3,893 3,306,740
Bell Food Group AG 1,587 512,746
#Bellevue Group AG, Class
BR 4,979 52,108
Berner Kantonalbank AG,
Registered 2,481 765,359
BKW AG 7,216 1,453,298
Bossard Holding AG,
Registered 4,791 1,048,277
Bucher Industries AG,
Registered 5,164 2,230,873
Burckhardt Compression
Holding AG 2,087 1,417,154
Burkhalter Holding AG 4,056 605,130
Bystronic AG 414 126,958
*Calida Holding AG,
Registered 227 4,381
Carlo Gavazzi Holding AG,
Class B 216 50,994
Cembra Money Bank AG 22,083 2,673,877
Cham Swiss Properties AG 2,487 66,885
Chocoladefabriken Lindt &
Spruengli AG 18 2,558,442
*Cicor Technologies, Ltd.,
Registered 1,054 142,372
Cie Financiere Richemont SA,
Registered 47,696 8,430,598
Cie Financiere Tradition SA,
Class BR 885 234,780
#Clariant AG, Registered 154,809 1,731,299
#Coltene Holding AG,
Registered 1,645 125,114
COSMO Pharmaceuticals NV 6,425 372,560
Shares Value†
SWITZERLAND — (Continued)
CPH Group AG 245 $ 19,737
Daetwyler Holding AG, Class
BR 4,028 582,326
DKSH Holding AG 21,805 1,613,318
#*DocMorris AG 8,849 249,829
dormakaba Holding AG 2,099 1,772,688
DSM-Firmenich AG 22,242 2,410,035
EFG International AG 81,053 1,225,042
Emmi AG, Registered 1,042 1,025,833
EMS-Chemie Holding AG 937 692,701
#*Feintool International
Holding AG, Registered 3,218 43,468
Flughafen Zurich AG,
Registered 14,119 3,563,469
Forbo Holding AG, Registered 716 687,464
ΩGalenica AG 34,064 3,581,539
*GAM Holding AG 38,806 4,911
Geberit AG, Registered 9,080 6,300,476
Georg Fischer AG, Registered 80,482 5,817,622
Givaudan SA, Registered 1,637 7,932,502
Glarner Kantonalbank 543 14,537
*Gurit Holding AG, Class BR 1,522 24,041
Helvetia Holding AG,
Registered 23,810 5,253,122
Hiag Immobilien Holding AG 2,190 266,504
Holcim AG 115,594 12,885,197
Huber + Suhner AG,
Registered 11,637 1,026,690
Hypothekarbank Lenzburg AG,
Class R 9 44,028
Implenia AG, Registered 7,093 403,095
*Inficon Holding AG,
Registered 9,820 1,042,049
Interroll Holding AG, Class R 272 595,802
Intershop Holding AG 1,665 273,937
*Investis Holding SA 223 32,972
IVF Hartmann Holding AG,
Registered 150 28,019
Julius Baer Group, Ltd.,
Registered 107,434 6,960,494
Jungfraubahn Holding AG,
Registered 2,469 595,504
Kardex Holding AG,
Registered 3,547 891,336
*Komax Holding AG, Class R 2,814 352,028
*Kudelski SA, Class R 18,111 26,447
Kuehne + Nagel International
AG, Class R 7,583 1,742,683
Landis+Gyr Group AG 39,551 2,546,088
Lastminute.com NV 2,952 45,443
#LEM Holding SA, Registered 202 168,630
Liechtensteinische
Landesbank AG, Class B 6,111 563,692
#Logitech International SA,
Class R, ADR 70,875 5,343,266
Lonza Group AG, Registered 10,672 7,644,100
Luzerner Kantonalbank AG,
Registered 9,650 818,503
ΩMedacta Group SA 2,650 429,547

215
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
SWITZERLAND — (Continued)
ΩMedmix AG 5,952 $ 74,893
#Meier Tobler Group AG 2,661 112,204
*Metall Zug AG, Registered 103 129,103
Mikron Holding AG, Registered 5,449 106,095
#Mobilezone Holding AG,
Registered 30,257 416,805
Mobimo Holding AG, Class B 6,084 2,358,082
Ω*Montana Aerospace AG 8,533 171,335
Naturenergie Holding AG,
Class B 3,595 141,744
Nestle SA, Class B 381,172 40,698,547
Novartis AG, Class B,
Sponsored ADR 516,484 58,615,769
Novartis AG, Registered 8,087 923,005
*Novavest Real Estate AG,
Class B 1,254 57,073
OC Oerlikon Corp. AG
Pfaffikon 123,374 524,274
Orell Fuessli AG, Registered 152 18,127
#Orior AG 3,511 79,641
Partners Group Holding AG 5,754 7,530,790
Phoenix Mecano AG,
Registered 223 115,333
Plazza AG, Registered 280 121,984
Ω*PolyPeptide Group AG 4,324 100,187
PSP Swiss Property AG,
Registered 16,907 3,022,377
Rieter Holding AG, Registered 695 59,203
Roche Holding AG, Class A 80,404 26,349,616
Roche Holding AG, Class B 3,636 1,272,545
Romande Energie Holding SA,
Registered 3,136 163,717
Sandoz Group AG 141,938 6,180,154
Sandoz Group AG, ADR 57,470 2,493,049
*Santhera Pharmaceuticals
Holding AG, Registered 3,167 55,883
Schindler Holding AG,
Registered 5,910 2,100,055
Schweiter Technologies AG,
Registered 346 160,000
Ω*Sensirion Holding AG 146 11,318
*SFS Group AG 10,158 1,372,118
*SGS SA, Registered 54,705 5,373,639
*Siegfried Holding AG,
Registered 33,010 3,936,696
SIG Group AG 177,916 3,444,653
Sika AG, Registered 18,731 4,691,013
SKAN Group AG, Class A 1,671 136,649
*Softwareone Holding AG 38,413 266,449
Sonova Holding AG 9,679 2,984,677
*St. Galler Kantonalbank AG,
Registered 1,729 1,045,711
Stadler Rail AG 25,173 664,132
StarragTornos Group AG 360 15,684
Straumann Holding AG, Class
R 8,857 1,084,828
Sulzer AG, Registered 13,016 2,204,840
#Swatch Group AG (The),
Class BR 14,715 2,545,467
Shares Value†
SWITZERLAND — (Continued)
Swatch Group AG (The),
Registered 26,756 $ 933,163
Swiss Life Holding AG,
Registered 9,139 9,141,780
Swiss Prime Site AG,
Registered 60,838 8,610,233
Swiss Re AG, Registered 102,264 18,386,986
#Swisscom AG, Registered 8,698 5,821,600
Swissquote Group Holding SA,
Registered 7,305 3,760,286
Tecan Group AG, Class R 5,170 1,004,116
Temenos AG, Registered 20,138 1,445,868
Thurgauer Kantonalbank 112 19,763
TX Group AG 2,149 484,849
u-blox Holding AG 5,793 587,231
UBS Group AG 804 24,352
UBS Group AG, ADR 346,891 10,486,515
Valiant Holding AG 13,073 1,934,502
ΩVAT Group AG 6,979 2,499,446
Vaudoise Assurances Holding
SA 724 530,390
Vetropack Holding AG 7,417 257,237
Vontobel Holding AG, Class R 14,995 1,085,735
VP Bank AG, Class A 1,707 170,752
V-ZUG Holding AG 1,234 104,516
*Walliser Kantonalbank,
Registered 449 67,753
Warteck Invest AG, Registered 72 169,103
Ypsomed Holding AG,
Registered 1,021 434,243
Zehnder Group AG,
Registered 6,930 462,140
Zug Estates Holding AG, Class
B 87 224,448
Zuger Kantonalbank, Class BR 41 424,095
Zurich Insurance Group AG 16,642 11,794,707
TOTAL SWITZERLAND 433,929,691
TAIWAN — (5.5%)
104 Corp. 10,000 71,444
91APP, Inc. 26,000 68,042
Aaeon Technology, Inc. 11,546 45,667
ABC Taiwan Electronics Corp. 13,910 6,480
#Ability Enterprise Co., Ltd. 135,000 196,065
#Ability Opto-Electronics
Technology Co., Ltd. 35,700 145,666
AcBel Polytech, Inc. 424,549 341,147
Accton Technology Corp. 151,929 2,821,681
Acer Cyber Security, Inc. 3,868 22,434
#Acer E-Enabling Service
Business, Inc. 10,000 74,571
#Acer, Inc. 1,311,521 1,431,138
*ACES Electronic Co., Ltd. 102,161 152,524
*Acme Electronics Corp. 21,336 12,675
*Acon Holding, Inc. 164,536 46,866
Acter Group Corp., Ltd. 72,700 912,643
#Action Electronics Co., Ltd. 170,000 80,793
#Actron Technology Corp. 29,000 116,062
#ADATA Technology Co., Ltd. 158,573 414,988

216
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
#Addcn Technology Co., Ltd.,
Class A 25,314 $ 138,114
#*Adimmune Corp. 183,000 113,291
Advanced Ceramic X Corp. 18,000 68,380
Advanced Energy Solution
Holding Co., Ltd. 16,000 424,225
#Advanced International
Multitech Co., Ltd., Class A 94,000 200,150
#*Advanced Optoelectronic
Technology, Inc. 77,000 38,400
Advanced Power Electronics
Corp. 33,000 76,044
#Advancetek Enterprise Co.,
Ltd. 154,532 347,882
Advantech Co., Ltd. 66,838 704,262
Aero Win Technology Corp.,
Class A 10,000 18,416
Aerospace Industrial
Development Corp. 258,000 376,315
AIC, Inc., Class A 13,000 119,907
Airtac International Group,
Class A 32,202 886,026
Alchip Technologies, Ltd. 9,000 597,974
Alexander Marine Co., Ltd. 11,163 49,562
*ALI Corp. 59,400 49,588
All Ring Tech Co., Ltd., Class
A 4,000 31,892
Allied Circuit Co., Ltd. 10,784 39,113
#Allied Supreme Corp. 31,000 235,531
#Allis Electric Co., Ltd., Class
A 80,453 231,677
Allmind Holdings Corp. 11,000 16,612
Alltek Technology Corp. 107,128 128,622
Alltop Technology Co., Ltd. 25,001 190,343
Alpha Networks, Inc. 93,000 79,383
#Altek Corp. 252,206 286,248
Amazing Microelectronic Corp. 47,106 109,285
AMPACS Corp. 23,000 23,516
Ampak Technology, Inc. 20,000 59,407
Ampire Co., Ltd. 51,000 47,997
Ample Electronic Technology
Co., Ltd. 12,000 37,332
#AMPOC Far-East Co., Ltd. 52,000 142,426
*Amulaire Thermal
Technology, Inc., Class A 14,000 11,031
#Anderson Industrial Corp. 118,000 49,808
Anji Technology Co., Ltd.,
Class A 65,199 59,933
#Anpec Electronics Corp. 43,781 206,017
Aopen, Inc., Class A 15,000 21,574
#Apac Opto Electronics, Inc. 23,000 53,288
Apacer Technology, Inc. 49,501 71,041
#APAQ Technology Co., Ltd. 16,000 49,476
#Apex Biotechnology Corp. 37,226 36,606
#*Apex International Co., Ltd. 124,512 89,930
Apex Science & Engineering 78,986 27,660
ARBOR Technology Corp. 18,000 25,607
Arcadyan Technology Corp. 75,566 557,595
#Ardentec Corp. 401,120 933,100
Shares Value†
TAIWAN — (Continued)
Ares International Corp. 15,000 $ 30,297
Argosy Research, Inc. 28,025 126,618
ASE Technology Holding Co.,
Ltd. 1,108,796 4,697,554
#ASE Technology Holding Co.,
Ltd., ADR 79,484 693,895
Asia Electronic Material Co.,
Ltd. 33,000 20,688
Asia Optical Co., Inc. 109,000 460,088
Asia Polymer Corp. 206,000 81,478
Asia Tech Image, Inc. 25,000 75,509
#Asia Vital Components Co.,
Ltd., Class R 187,946 2,726,666
ASIX Electronics Corp. 18,000 51,102
ASMedia Technology, Inc. 10,364 544,399
ASolid Technology Co., Ltd. 25,000 43,304
ASPEED Technology, Inc. 11,600 1,088,078
ASROCK, Inc. 24,000 131,695
Asustek Computer, Inc., Class
A 132,502 2,402,875
ATE Energy International Co.,
Ltd. 60,766 44,364
Aten International Co., Ltd. 28,000 59,969
Auden Techno Corp. 12,000 31,779
#AUO Corp. 3,381,984 1,300,641
#AURAS Technology Co., Ltd. 101,000 1,537,911
Aurora Corp., Class A 14,100 26,981
Avalue Technology, Inc. 38,000 115,605
AVer Information, Inc. 23,000 25,925
Axiomtek Co., Ltd. 39,483 125,919
#Azurewave Technologies,
Inc. 54,000 76,991
Bafang Yunji International Co.,
Ltd., Class H 23,000 131,242
Bank of Kaohsiung Co., Ltd. 442,171 163,828
*Baotek Industrial Materials,
Ltd. 12,000 12,194
#BenQ Materials Corp. 83,000 61,505
BES Engineering Corp. 1,443,000 475,992
Billion Electric Co., Ltd. 36,000 35,175
#Bin Chuan Enterprise Co.,
Ltd. 66,000 100,084
B'in Live Co Ltd 24,000 53,053
Bionet Corp. 4,701 10,877
Bionime Corp. 12,000 21,161
Bioteque Corp. 25,000 98,881
Bizlink Holding, Inc., Class A 76,242 1,280,116
Bon Fame Co., Ltd. 5,000 11,788
Bora Pharmaceuticals Co., Ltd. 22,885 509,462
Brave C&H Supply Co., Ltd. 15,000 46,712
Brightek Optoelectronic Co.,
Ltd., Class A 30,000 42,257
Brighten Optix Corp., Class A 3,373 14,659
Brighton-Best International
Taiwan, Inc. 178,423 185,770
Brillian Network & Automation
Integrated System Co., Ltd. 14,000 79,886
Brogent Technologies, Inc.,
Class A 6,000 18,666

217
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
#Browave Corp. 20,000 $ 98,177
#C Sun Manufacturing, Ltd. 83,003 367,224
*Calin Technology Co., Ltd. 40,000 35,957
*Caliway Biopharmaceuticals
Co., Ltd. 6,000 125,317
*Cameo Communications, Inc. 126,000 34,905
Capital Futures Corp. 39,690 60,125
#Capital Securities Corp. 1,033,000 836,529
#*Career Technology MFG.
Co., Ltd. 385,243 140,327
Castles Technology Co., Ltd. 35,875 77,397
Caswell, Inc. 17,000 47,200
Cathay Chemical Works 7,000 11,841
Cathay Financial Holding Co.,
Ltd. 1,165,053 2,130,995
Cathay Real Estate
Development Co., Ltd. 323,300 195,094
Cayman Engley Industrial Co.,
Ltd., Class A 23,000 22,365
CCP Contact Probes Co., Ltd.,
Class A 83,786 72,304
*Celxpert Energy Corp. 93,465 84,602
*Cenra, Inc., Class A 61,000 66,182
Central Reinsurance Co., Ltd.,
Class R 224,077 183,911
#Century Iron & Steel
Industrial Co., Ltd. 103,000 563,581
Chain Chon Industrial Co., Ltd. 69,612 29,166
*ChainQui Construction
Development Co., Ltd. 58,990 26,375
#Chaintech Technology Corp. 16,000 17,759
*Champion Building Materials
Co., Ltd. 97,573 33,559
Champion Microelectronic
Corp. 5,000 7,129
Chang Hwa Commercial Bank,
Ltd. 1,794,273 1,021,035
Chang Wah Technology Co.,
Ltd., Class A 194,000 218,063
Channel Well Technology Co.,
Ltd. 105,000 238,345
Chant Sincere Co., Ltd., Class
A 17,000 26,630
Charoen Pokphand Enterprise,
Class F 121,012 378,363
Chateau International
Development Co., Ltd. 8,152 7,570
CHC Healthcare Group 90,000 121,424
CHC Resources Corp. 45,900 103,186
Chen Full International Co.,
Ltd. 48,000 71,663
Chenbro Micom Co., Ltd.,
Class A 37,000 284,010
#Cheng Loong Corp. 500,360 272,998
*Cheng Mei Materials
Technology Corp. 224,176 90,419
#Cheng Shin Rubber Industry
Co., Ltd. 1,002,341 1,546,619
Shares Value†
TAIWAN — (Continued)
Cheng Uei Precision Industry
Co., Ltd., Class A 223,050 $ 341,029
#Chenming Electronic
Technology Corp. 38,000 104,793
Chian Hsing Forging Industrial
Co., Ltd. 23,100 14,228
Chicony Electronics Co., Ltd.,
Class A 334,400 1,610,155
Chicony Power Technology
Co., Ltd. 98,807 329,017
Chief Telecom, Inc. 14,700 198,555
Chien Shing Harbour Service
Co., Ltd. 22,000 33,155
*Chien Shing Stainless Steel
Co., Ltd., Class A 20,878 7,964
China Airlines, Ltd., Class A 2,459,019 1,618,433
China Bills Finance Corp.,
Class H 483,000 225,016
China Container Terminal
Corp., Class A 32,000 28,565
China Ecotek Corp. 11,000 19,054
China General Plastics Corp. 248,108 86,108
China Glaze Co., Ltd. 77,000 38,761
#*China Man-Made Fiber
Corp. 716,000 141,933
#China Metal Products, Class
H 164,290 135,868
#China Motor Corp., Class A 199,000 444,877
#China Steel Chemical Corp. 52,000 148,604
China Steel Corp. 2,696,882 1,741,257
China Steel Structure Co., Ltd. 24,000 32,792
China Wire & Cable Co., Ltd.,
Class A 67,160 70,660
#Chinese Maritime Transport,
Ltd. 69,570 87,770
Ching Feng Home Fashions
Co., Ltd. 81,333 62,304
Chin-Poon Industrial Co., Ltd. 524,126 528,502
#Chipbond Technology Corp. 516,000 1,024,482
#ChipMOS Technologies, Inc. 325,096 267,839
ChipMOS Technologies, Inc.,
ADR 4,941 81,576
#Chlitina Holding, Ltd. 33,995 121,172
Chong Hong Construction Co.,
Ltd. 115,940 317,192
Chroma ATE, Inc. 123,560 1,130,016
Chun YU Works & Co., Ltd. 18,900 12,321
Chun Yuan Steel Industry Co.,
Ltd. 258,570 146,736
#Chung Hung Steel Corp. 620,212 312,210
Chung Hwa Chemical
Industrial Works, Ltd. 32,000 22,912
Chung Hwa Food Industrial
Co., Ltd. 6,600 18,882
#*Chung Hwa Pulp Corp. 242,629 96,724
Chung Lien Co., Ltd. 4,000 4,690
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 293,000 1,163,462

218
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 34,000 $ 30,988
#Chunghwa Precision Test
Tech Co., Ltd. 8,000 182,097
Chunghwa Telecom Co., Ltd. 147,727 598,150
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 7,515 303,906
Chyang Sheng Texing Co.,
Ltd. 40,000 28,265
Cleanaway Co., Ltd. 47,000 266,720
C-Media Electronics, Inc. 30,000 33,346
#*CoAsia Electronics Corp. 69,623 121,687
Collins Co., Ltd. 90,000 43,195
Compal Electronics, Inc. 1,937,747 1,657,048
#Compeq Manufacturing Co.,
Ltd., Class A 947,000 1,658,131
Compucase Enterprise 17,000 34,709
Concord International
Securities Co., Ltd. 122,479 49,018
#Concord Securities Co., Ltd. 314,669 114,620
#Continental Holdings Corp. 245,200 186,298
#Contrel Technology Co., Ltd.,
Class A 72,000 85,658
Coremax Corp. 54,351 76,132
#Coretronic Corp. 242,000 473,664
#Co-Tech Development Corp. 499,253 742,253
#Coxon Precise Industrial Co.,
Ltd., Class R 93,000 43,762
*CSBC Corp., Class H 262,312 137,787
CTBC Financial Holding Co.,
Ltd. 7,175,654 8,817,284
CTCI Advanced Systems, Inc. 6,000 26,452
CTCI Corp., Class A 345,444 297,024
CTI Traffic Industries Co., Ltd. 5,000 16,728
Cub Elecparts, Inc. 26,000 73,001
CviLux Corp. 35,600 51,926
Cyberlink Corp. 29,000 89,494
CyberPower Systems, Inc. 26,250 230,220
#*CyberTAN Technology, Inc. 190,424 133,368
*Cypress Technology Co., Ltd. 10,000 8,723
Cystech Electronics Corp. 4,200 10,742
DA CIN Construction Co., Ltd. 125,400 220,351
Da-Li Development Co., Ltd.,
Class A 185,639 269,029
#Darfon Electronics Corp. 179,000 212,396
Darwin Precisions Corp., Class
A 224,000 79,842
Davicom Semiconductor, Inc. 14,000 10,352
Daxin Materials Corp. 39,100 201,717
De Licacy Industrial Co., Ltd. 205,681 92,284
#Delpha Construction Co., Ltd. 89,000 92,247
Delta Electronics, Inc., Class A 139,699 1,456,699
Depo Auto Parts Ind Co., Ltd.,
Class A 66,000 374,543
DFI, Inc. 16,000 31,016
Dimerco Data System Corp. 10,500 41,037
Dimerco Express Corp. 73,878 170,010
#DingZing Advanced
Materials, Inc. 6,000 24,013
Shares Value†
TAIWAN — (Continued)
#D-Link Corp. 455,897 $ 233,059
DONPON PRECISION, Inc. 37,000 33,144
Dr Wu Skincare Co., Ltd. 5,000 21,105
Draytek Corp. 24,000 25,401
Drewloong Precision, Inc. 16,340 89,407
*Dyaco International, Inc.,
Class H 105,879 78,127
#Dynamic Holding Co., Ltd. 215,934 290,316
#*Dynapack International
Technology Corp., Class F 90,000 486,821
E Ink Holdings, Inc. 219,000 1,520,120
E.Sun Financial Holding Co.,
Ltd. 3,378,514 2,989,461
#Eastech Holding, Ltd. 32,000 103,555
*Eastern Media International
Corp. 125,137 63,971
#*Eclat Textile Co., Ltd. 69,143 895,013
eCloudvalley Digital
Technology Co., Ltd. 10,000 27,859
ECOVE Environment Corp.,
Class A 21,000 188,116
#*Edimax Technology Co., Ltd. 117,313 82,530
#Edison Opto Corp. 64,000 39,421
Edom Technology Co., Ltd. 92,578 71,062
eGalax_eMPIA Technology,
Inc. 16,559 22,056
*EirGenix, Inc. 6,000 11,913
Elan Microelectronics Corp. 224,600 919,945
E-Lead Electronic Co., Ltd. 27,227 41,075
E-LIFE MALL Corp., Class A 48,000 109,258
#*Elite Advanced Laser Corp. 59,723 383,738
#Elite Material Co., Ltd. 189,162 3,288,437
Elite Semiconductor
Microelectronics Technology,
Inc. 147,000 236,244
#Elitegroup Computer Systems
Co., Ltd. 208,087 100,520
eMemory Technology, Inc. 19,000 1,523,778
Emerging Display
Technologies Corp. 48,000 35,944
Ennoconn Corp. 48,893 408,932
Ennostar, Inc. 489,933 551,468
EnTie Commercial Bank Co.,
Ltd. 226,000 92,215
#*Epileds Technologies, Inc. 42,000 29,810
*Episil Technologies, Inc. 51,000 57,246
Episil-Precision, Inc. 55,000 58,211
Eris Technology Corp. 9,687 49,218
Eson Precision Ind Co., Ltd. 65,000 91,048
Eternal Materials Co., Ltd. 485,293 386,923
*Etron Technology, Inc. 9,000 8,048
#Eurocharm Holdings Co., Ltd. 19,000 91,783
Eva Airways Corp. 1,969,132 2,370,371
Ever Supreme Bio Technology
Co., Ltd., Class A 8,000 41,647
*Everest Textile Co., Ltd. 234,794 49,553
Evergreen Aviation
Technologies Corp. 22,000 71,538

219
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
Evergreen International
Storage & Transport Corp. 431,000 $ 389,454
EVERGREEN Steel Corp. 109,000 281,165
Everlight Chemical Industrial
Corp. 336,155 176,050
Everlight Electronics Co., Ltd. 232,225 556,184
Evertop Wire Cable Corp. 24,000 18,197
Excel Cell Electronic Co., Ltd. 32,000 18,360
Excellence Opto, Inc. 61,000 38,908
#Excelsior Medical Co., Ltd. 66,964 182,155
#EZconn Corp. 13,925 154,563
Far Eastern Department
Stores, Ltd. 496,249 363,851
Far Eastern International Bank 1,533,243 616,020
Far Eastern New Century
Corp. 1,289,625 1,324,584
Far EasTone
Telecommunications Co., Ltd. 646,907 1,733,419
#Faraday Technology Corp. 95,548 537,743
Farcent Enterprise Co., Ltd. 5,000 8,598
Farglory F T Z Investment
Holding Co., Ltd. 85,233 91,141
#Farglory Land Development
Co., Ltd. 179,575 335,198
*Favite, Inc., Class A 60,000 65,097
*Federal Corp. 220,567 123,445
Feedback Technology Corp. 32,401 108,905
Feng Hsin Steel Co., Ltd.,
Class A 239,000 449,110
#Feng TAY Enterprise Co.,
Ltd., Class A 260,492 916,279
FineTek Co., Ltd. 8,796 33,278
Firich Enterprises Co., Ltd. 102,000 82,760
#*First Copper Technology
Co., Ltd. 159,000 174,993
First Financial Holding Co.,
Ltd. 2,464,758 1,957,442
#First Hi-Tec Enterprise Co.,
Ltd. 37,282 168,441
First Insurance Co., Ltd. (The) 123,000 113,066
#*First Steamship Co., Ltd. 435,553 83,752
#*Fittech Co., Ltd., Class H 47,293 106,170
#FLEXium Interconnect, Inc. 186,515 295,667
#Flytech Technology Co., Ltd. 51,312 181,292
FocalTech Systems Co., Ltd.,
Class A 110,000 213,582
Forcecon Tech Co., Ltd. 46,278 159,889
*Forest Water Environment
Engineering Co., Ltd. 33,171 31,011
Formosa Advanced
Technologies Co., Ltd. 85,000 70,694
*Formosa Electronic
Industries, Inc. 35,000 38,575
Formosa International Hotels
Corp. 45,246 282,230
Formosa Laboratories, Inc. 71,108 134,065
Formosa Oilseed Processing
Co., Ltd. 11,000 10,198
Shares Value†
TAIWAN — (Continued)
Formosa Optical Technology
Co., Ltd. 11,000 $ 47,979
#Formosa Petrochemical Corp. 220,000 240,409
#Formosa Plastics Corp. 967,000 1,027,984
Formosa Sumco Technology
Corp. 44,000 109,233
Formosan Union Chemical 188,304 101,856
#Fortune Electric Co., Ltd.,
Class A 47,500 625,254
Fositek Corp. 2,000 28,671
Founding Construction &
Development Co., Ltd. 98,208 53,890
Foxsemicon Integrated
Technology, Inc. 43,845 375,622
#Franbo Lines Corp. 98,663 61,543
Froch Enterprise Co., Ltd. 138,000 64,938
Fu Chun Shin Machinery
Manufacture Co., Ltd. 65,910 34,106
Fu Hua Innovation Co., Ltd. 238,464 279,971
Fubon Financial Holding Co.,
Ltd. 1,393,873 3,673,936
Fulgent Sun International
Holding Co., Ltd., Class A 91,601 292,133
*Full Wang International
Development Co., Ltd. 9,000 7,781
#*Fulltech Fiber Glass Corp.,
Class A 296,424 252,558
#Fusheng Precision Co., Ltd.,
Class A 72,000 802,551
Fwusow Industry Co., Ltd. 142,109 62,872
G Shank Enterprise Co., Ltd. 78,713 178,921
#*G Tech Optoelectronics
Corp. 75,710 72,910
Gallant Precision Machining
Co., Ltd. 40,000 87,672
#Gamania Digital
Entertainment Co., Ltd. 93,000 213,723
GEM Services, Inc., Class A 30,200 61,376
#Gemtek Technology Corp. 879,348 778,087
*General Interface Solution
GIS Holding, Ltd. 138,000 202,148
General Plastic Industrial Co.,
Ltd. 30,114 30,036
Generalplus Technology, Inc. 11,000 14,273
Genesys Logic, Inc. 17,000 74,415
Genius Electronic Optical Co.,
Ltd., Class B 79,646 935,093
Genmont Biotech, Inc. 23,000 14,203
Genovate Biotechnology Co.,
Ltd. 34,360 22,131
GeoVision, Inc., Class A 15,130 29,566
*Getac Holdings Corp., Class
A 167,000 558,703
GFC, Ltd. 12,000 40,521
Giant Manufacturing Co., Ltd.,
Class A 192,159 781,061
Giantplus Technology Co., Ltd. 173,000 71,130
#Gigabyte Technology Co.,
Ltd., Class A 303,000 2,164,759

220
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
*Gigasolar Materials Corp. 25,423 $ 50,317
*Gigastorage Corp. 161,060 61,185
#Global Brands Manufacture,
Ltd. 251,240 474,468
#Global Mixed Mode
Technology, Inc. 39,000 269,487
Global PMX Co., Ltd., Class F 20,000 57,468
Global Unichip Corp. 34,000 1,089,641
#Globalwafers Co., Ltd. 93,000 897,055
Globe Union Industrial Corp. 132,480 45,357
#Gloria Material Technology
Corp. 284,636 392,472
*Glotech Industrial Corp. 20,000 6,816
*GlycoNex, Inc. 41,000 23,588
#GMI Technology, Inc. 34,768 57,941
Gold Circuit Electronics, Ltd. 250,900 1,502,278
Golden Long Teng
Development Co., Ltd., Class
A 10,000 8,911
Goldsun Building Materials
Co., Ltd., Class H 580,788 712,751
Good Will Instrument Co., Ltd. 22,000 28,856
#Gordon Auto Body Parts,
Class A 112,000 118,888
Gourmet Master Co., Ltd. 51,026 146,618
#Grand Fortune Securities
Co., Ltd. 201,476 77,484
#Grand Process Technology
Corp., Class A 8,000 232,874
GrandTech CG Systems, Inc. 27,890 46,043
Grape King Bio, Ltd. 60,000 255,136
Great China Metal Industry 88,000 63,146
Great Tree Pharmacy Co., Ltd. 42,092 209,914
Great Wall Enterprise Co., Ltd. 325,614 608,815
Greatek Electronics, Inc.,
Class A 185,000 316,981
Green World FinTech Service
Co., Ltd. 40,000 70,788
Group Up Industrial Co., Ltd.,
Class B 15,000 84,889
GTM Holdings Corp., Class A 72,350 71,936
Gudeng Precision Industrial
Co., Ltd. 35,344 405,567
*Hai Kwang Enterprise Corp. 51,900 24,098
*HannsTouch Holdings Co. 297,941 65,023
Harvatek Corp. 103,239 52,777
Heran Co., Ltd. 24,000 63,709
Hey Song Corp. 174,500 213,330
Hi-Clearance, Inc. 9,444 42,152
Highlight Tech Corp. 18,400 26,061
*High-Tek Harness Enterprise
Co., Ltd. 21,000 2,600
Highwealth Construction Corp. 617,536 787,777
Hi-Lai Foods Co., Ltd. 10,000 45,962
#HIM International Music, Inc. 19,800 60,051
Hiroca Holdings, Ltd. 43,000 32,334
Hitron Technology, Inc. 72,000 48,513
#Hiwin Technologies Corp. 108,767 748,171
#Hiyes International Co., Ltd. 15,569 58,171
Shares Value†
TAIWAN — (Continued)
Hocheng Corp. 173,580 $ 96,605
Holiday Entertainment Co.,
Ltd. 24,850 59,672
Holtek Semiconductor, Inc. 39,000 49,629
Holy Stone Enterprise Co., Ltd. 58,200 151,946
Hon Hai Precision Industry
Co., Ltd. 1,368,177 6,053,123
Hon Hai Precision Industry
Co., Ltd., Registered, GDR 36,243 316,401
#Hong Ho Precision Textile
Co., Ltd. 54,000 43,645
Hong Pu Real Estate
Development Co., Ltd. 111,695 103,547
Hong TAI Electric Industrial,
Class A 131,000 126,359
#Hota Industrial Manufacturing
Co., Ltd., Class A 155,439 307,155
Hotai Motor Co., Ltd. 78,800 1,525,098
*Hotron Precision Electronic
Industrial Co., Ltd., Class A 46,713 28,627
#Hsin Kuang Steel Co., Ltd. 146,000 196,520
Hsin Yung Chien Co., Ltd. 14,000 38,827
#*HTC Corp. 599,000 724,801
Hu Lane Associate, Inc. 84,322 400,742
#HUA ENG Wire & Cable Co.,
Ltd. 129,000 99,020
Hua Jung Components Co.,
Ltd. 65,000 27,132
Hua Nan Financial Holdings
Co., Ltd., Class A 1,777,784 1,500,803
#Hua Yu Lien Development
Co., Ltd., Class A 63,000 234,406
Huaku Development Co., Ltd.,
Class A 163,392 531,306
Huang Hsiang Construction
Corp., Class A 67,000 107,885
Hung Ching Development &
Construction Co., Ltd. 101,000 91,896
#Hung Sheng Construction,
Ltd. 194,608 138,732
Huxen Corp. 21,000 32,961
Hwa Fong Rubber Industrial
Co., Ltd. 117,687 64,026
Hwacom Systems, Inc. 120,000 80,105
#Hwang Chang General
Contractor Co., Ltd. 80,961 184,284
*Ibase Gaming, Inc. 6,000 5,337
Ibase Technology, Inc. 50,000 95,363
#IBF Financial Holdings Co.,
Ltd. 1,785,858 675,636
ICARES Medicus, Inc. 5,500 19,088
#Ichia Technologies, Inc.,
Class F 173,000 197,703
#I-Chiun Precision Industry
Co., Ltd. 68,501 167,702
*Ideal Bike Corp. 59,711 12,826
IKKA Holdings Cayman, Ltd. 6,000 19,323
Info-Tek Corp. 40,000 38,646
#Ingentec Corp. 10,500 38,739

221
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
Innodisk Corp. 42,412 $ 308,977
Innolux Corp. 4,004,580 1,715,372
#Inpaq Technology Co., Ltd.,
Class A 50,657 108,337
#Insyde Software Corp. 16,800 134,471
Intai Technology Corp., Class
A 17,400 58,484
Integrated Service Technology,
Inc. 36,656 115,757
*IntelliEPI, Inc. 10,000 30,235
#International Games System
Co., Ltd. 140,000 3,641,935
Inventec Corp. 912,944 1,160,341
#Iron Force Industrial Co., Ltd. 22,816 68,413
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 48,000 76,541
ITE Technology, Inc. 84,000 340,118
#ITEQ Corp. 190,019 379,052
#Jarllytec Co., Ltd. 26,000 99,991
#Jean Co., Ltd. 106,465 77,894
Jentech Precision Industrial
Co., Ltd., Class A 18,698 584,623
Jetway Information Co., Ltd. 10,500 14,790
#Jetwell Computer Co., Ltd. 44,000 385,893
Jia Wei Lifestyle, Inc., Class A 21,000 32,731
Jih Lin Technology Co., Ltd.,
Class A 32,000 46,725
Jiin Yeeh Ding Enterprise Co.,
Ltd., Class A 31,000 62,227
#Jinan Acetate Chemical Co.,
Ltd. 38,947 1,022,902
Johnson Health Tech Co., Ltd.,
Class A 40,000 215,114
#Joinsoon Electronics
Manufacturing Co., Ltd., Class
A 42,000 16,546
#Jourdeness Group, Ltd. 22,000 24,832
JPC connectivity, Inc. 26,000 102,023
#JPP Holding Co., Ltd., Class
A 24,151 106,849
#JSL Construction &
Development Co., Ltd. 59,555 153,622
K Laser Technology, Inc.,
Class A 80,000 42,398
*Kaori Heat Treatment Co.,
Ltd. 24,147 159,304
Kedge Construction Co., Ltd. 35,778 88,374
Keding Enterprises Co., Ltd. 6,000 23,450
KEE TAI Properties Co., Ltd.,
Class A 235,266 93,053
Kenda Rubber Industrial Co.,
Ltd. 395,557 291,260
Kent Industrial Co., Ltd. 14,000 10,943
Kerry TJ Logistics Co., Ltd.,
Class A 69,000 76,480
*Key Ware Electronics Co.,
Ltd. 57,164 16,354
Keystone Microtech Corp. 8,000 72,914
Shares Value†
TAIWAN — (Continued)
KGI Financial Holding Co.,
Ltd., Class F 3,727,412 $ 1,922,968
#KHGEARS International, Ltd.,
Class F 12,000 56,843
Kindom Development Co., Ltd. 205,200 325,928
King Chou Marine Technology
Co., Ltd. 39,220 54,201
King Polytechnic Engineering
Co., Ltd. 25,200 36,835
King Slide Works Co., Ltd. 23,000 1,254,885
King Yuan Electronics Co.,
Ltd., Class A 1,503,545 4,080,534
#King's Town Bank Co., Ltd. 547,000 824,357
#*King's Town Construction
Co., Ltd. 50,000 74,258
Kinik Co. 51,000 388,284
Kinko Optical Co., Ltd. 77,871 60,017
Kinpo Electronics 1,239,000 763,165
#Kinsus Interconnect
Technology Corp. 271,000 637,189
KMC Kuei Meng International,
Inc. 35,581 107,245
#KNH Enterprise Co., Ltd. 81,000 43,940
Ko Ja Cayman Co., Ltd. 34,000 41,460
#KS Terminals, Inc. 70,162 120,874
Kuang Hong Arts
Management, Inc., Class A 19,000 53,644
Kung Long Batteries Industrial
Co., Ltd. 34,000 151,487
#*Kung Sing Engineering
Corp. 229,738 87,993
#Kuo Toong International Co.,
Ltd. 120,917 208,693
#Kuo Yang Construction Co.,
Ltd. 104,000 64,709
Kwong Lung Enterprise Co.,
Ltd. 47,000 76,269
L&K Engineering Co., Ltd. 122,880 906,722
La Kaffa International Co., Ltd. 22,000 63,628
Lanner Electronics, Inc., Class
A 73,080 198,792
Largan Precision Co., Ltd. 6,000 423,975
#Laster Tech Corp., Ltd. 63,898 57,039
*Leader Electronics, Inc. 107,549 38,503
Leadtrend Technology Corp. 12,239 18,866
*Lealea Enterprise Co., Ltd. 506,290 117,775
Leatec Fine Ceramics Co., Ltd. 33,000 17,902
LEE CHI Enterprises Co., Ltd. 96,000 33,468
#Lelon Electronics Corp. 76,634 172,518
Lemtech Holdings Co., Ltd.,
Class A 30,349 84,263
Leo Systems, Inc. 33,000 31,883
*Leofoo Development Co., Ltd. 75,104 40,155
*Li Peng Enterprise Co., Ltd.,
Class A 389,366 75,723
Lian HWA Food Corp., Class A 65,276 265,325
Lien Hwa Industrial Holdings
Corp., Class A 368,584 503,615

222
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
Lingsen Precision Industries,
Ltd., Class A 215,000 $ 94,113
Lintes Technology Co., Ltd. 2,000 7,504
Lion Travel Service Co., Ltd. 29,000 123,316
Lite-On Technology Corp. 1,937,164 5,814,581
Liton Technology Corp., Class
A 44,000 46,775
*Long Bon International Co.,
Ltd. 65,000 34,753
Long Da Construction &
Development Corp., Class A 94,000 102,867
*Longchen Paper & Packaging
Co., Ltd. 437,331 124,569
#Longwell Co. 72,000 172,216
Loop Telecommunication
International, Inc. 18,000 29,266
Lotes Co., Ltd. 44,089 1,723,142
Lotus Pharmaceutical Co., Ltd. 68,000 466,685
Loyalty Founder Enterprise
Co., Ltd. 36,000 37,032
Lu Hai Holding Corp. 8,401 7,381
Lucky Cement Corp. 68,000 29,447
Lumax International Corp., Ltd. 44,030 130,783
*Lung Yen Life Service Corp.,
Class A 72,000 152,856
Lungteh Shipbuilding Co., Ltd.,
Class A 38,850 121,228
Luxe Green Energy
Technology Co., Ltd., Class A 45,320 31,599
LuxNet Corp., Class A 9,461 45,259
#M31 Technology Corp., Class
H 4,240 68,804
Macauto Industrial Co., Ltd.,
Class A 28,000 44,649
Macnica Galaxy, Inc. 3,000 9,174
Macroblock, Inc. 15,000 28,703
#Macronix International Co.,
Ltd. 1,503,974 933,430
#Makalot Industrial Co., Ltd.,
Class A 119,273 1,059,111
#Marketech International
Corp., Class A 46,000 230,841
Materials Analysis Technology,
Inc. 37,410 181,886
Maxigen Biotech, Inc. 18,000 24,088
Mayer Steel Pipe Corp., Class
A 81,040 72,595
*Medeon Biodesign, Inc. 28,209 44,982
MediaTek, Inc., Class B 233,048 9,836,938
Mega Financial Holding Co.,
Ltd. 1,689,788 1,994,481
Mercuries & Associates
Holding, Ltd. 289,008 122,894
Mercuries Data Systems, Ltd. 51,322 39,876
*Mercuries Life Insurance Co.,
Ltd. 2,090,718 360,187
#Merida Industry Co., Ltd. 90,000 371,447
Merry Electronics Co., Ltd. 130,565 461,303
#METAAGE Corp., Class H 56,000 88,597
Shares Value†
TAIWAN — (Continued)
#*Microbio Co., Ltd. 232,998 $ 172,292
Micro-Star International Co.,
Ltd., Class A 411,394 1,794,374
Mildef Crete, Inc., Class A 21,000 65,332
MIN AIK Technology Co., Ltd. 76,000 60,832
*Mobiletron Electronics Co.,
Ltd. 32,600 33,178
momo.com, Inc. 34,011 343,481
*MOSA Industrial Corp., Class
R 134,390 78,366
*Mosel Vitelic, Inc., Class R 46,000 34,878
Motech Industries, Inc. 202,000 118,738
#MPI Corp. 58,000 1,180,565
MSSCORPS Co., Ltd. 31,324 120,955
*My Humble House Hospitality
Management Consulting,
Class A 14,000 18,275
Nak Sealing Technologies
Corp. 41,000 149,345
#Namchow Holdings Co., Ltd. 106,000 155,770
#Nan Juen International Co.,
Ltd. 11,000 42,304
Nan Liu Enterprise Co., Ltd. 18,000 31,629
#Nan Pao Resins Chemical
Co., Ltd. 22,000 233,874
*Nan Ren Lake Leisure
Amusement Co., Ltd. 86,000 31,864
Nan Ya Plastics Corp. 926,187 886,137
#Nan Ya Printed Circuit Board
Corp., Class A 87,000 268,755
Nang Kuang Pharmaceutical
Co., Ltd., Class A 26,000 29,713
#*Nanya Technology Corp. 683,110 768,907
National Aerospace Fasteners
Corp. 10,000 29,484
National Petroleum Co., Ltd.,
Class A 67,000 129,672
#Netronix, Inc. 30,000 105,056
*New Asia Construction &
Development Corp., Class H 32,000 18,410
New Best Wire Industrial Co.,
Ltd. 28,000 23,922
#Nextronics Engineering Corp. 40,000 119,564
Nichidenbo Corp. 108,424 218,658
Nidec Chaun-Choung
Technology Corp. 8,000 33,018
Nien Hsing Textile Co., Ltd. 50,000 28,609
Nien Made Enterprise Co., Ltd. 99,000 1,210,299
Niko Semiconductor Co., Ltd. 40,174 49,867
Nova Technology Corp. 20,000 106,619
Novatek Microelectronics
Corp., Class A 284,000 4,608,573
Nuvoton Technology Corp.,
Class A 100,140 214,476
Nyquest Technology Co., Ltd. 3,000 3,836
O-Bank Co., Ltd. 771,746 228,993
Ocean Plastics Co., Ltd. 101,000 109,422
OK Biotech Co., Ltd. 56,572 32,016
Optimax Technology Corp. 40,000 39,646

223
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
Orient Europharma Co., Ltd. 24,000 $ 34,518
#Orient Semiconductor
Electronics, Ltd., Class A 237,605 236,988
Oriental Union Chemical Corp.,
Class F 331,992 141,172
O-TA Precision Industry Co.,
Ltd. 45,000 93,003
Pacific Hospital Supply Co.,
Ltd., Class A 21,396 62,014
*Paiho Shih Holdings Corp. 87,500 58,957
Pan German Universal Motors,
Ltd. 8,000 71,288
Pan Jit International, Inc. 173,046 238,876
Pan-International Industrial
Corp. 282,000 331,526
Panion & BF Biotech, Inc. 23,000 50,411
Parade Technologies, Ltd. 30,000 503,705
#Parpro Corp. 38,000 51,090
*PChome Online, Inc., Class A 88,107 103,030
PCL Technologies, Inc. 37,961 112,163
P-Duke Technology Co., Ltd. 26,284 68,292
#Pegatron Corp. 1,285,261 3,247,009
Pegavision Corp., Class A 27,113 295,011
PharmaEngine, Inc. 56,000 156,183
#*PharmaEssentia Corp. 54,000 886,408
*Phihong Technology Co., Ltd. 281,000 225,798
Phison Electronics Corp. 49,000 685,599
Phoenix Silicon International
Corp. 94,686 386,347
Phoenix Tours International,
Inc., Class H 15,000 27,530
*Phytohealth Corp. 76,000 31,604
Pixart Imaging, Inc. 84,000 562,049
Planet Technology Corp. 26,000 117,062
Polytronics Technology Corp.,
Class A 16,470 21,937
Posiflex Technology, Inc. 19,698 157,360
Pou Chen Corp. 895,000 916,463
Power Wind Health Industry,
Inc. 27,809 115,643
#*Powerchip Semiconductor
Manufacturing Corp. 1,344,000 594,616
#Powertech Technology, Inc. 524,900 1,780,685
Powertip Technology Corp. 103,000 39,612
Poya International Co., Ltd. 34,905 522,762
President Chain Store Corp. 127,768 1,042,662
President Securities Corp. 589,046 432,811
Primax Electronics, Ltd. 233,000 542,741
Prince Housing &
Development Corp. 569,000 162,073
Princeton Technology Corp.,
Class F 52,000 19,673
Pro Hawk Corp. 13,000 61,783
Prolific Technology, Inc. 26,000 16,787
#Promate Electronic Co., Ltd.,
Class L 90,000 199,231
Prosperity Dielectrics Co., Ltd. 32,000 35,419
Shares Value†
TAIWAN — (Continued)
PSS Co., Ltd., Class F 9,000 $ 38,270
Qisda Corp. 780,875 651,889
*QST International Corp. 18,813 31,646
Qualipoly Chemical Corp. 43,547 73,797
Quang Viet Enterprise Co.,
Ltd. 25,000 65,738
*Quanta Computer, Inc., Class
A 463,007 3,452,683
Quanta Storage, Inc. 124,000 313,266
Quaser Machine Tools, Inc.,
Class A 3,000 7,035
*Quintain Steel Co., Ltd.,
Class A 177,301 54,937
Radium Life Tech Co., Ltd.,
Class A 427,706 168,499
Rafael Microelectronics, Inc. 3,619 11,304
#Raydium Semiconductor
Corp. 19,000 193,368
#*RDC Semiconductor Co.,
Ltd., Class A 3,000 14,586
Realtek Semiconductor Corp. 152,098 2,491,929
Rechi Precision Co., Ltd.,
Class A 191,185 177,239
Rexon Industrial Corp., Ltd. 51,000 50,549
#Rich Development Co., Ltd.,
Class A 352,068 98,962
*Right WAY Industrial Co., Ltd. 56,000 20,836
*RiTdisplay Corp. 60,000 63,784
*Ritek Corp. 581,093 193,498
Rodex Fasteners Corp. 11,000 12,433
Ruentex Development Co.,
Ltd. 735,516 755,455
Ruentex Engineering &
Construction Co., Class A 45,934 244,154
Run Long Construction Co.,
Ltd., Class A 283,800 286,169
Sakura Development Co., Ltd. 129,156 245,527
Sampo Corp. 203,200 161,376
San Fang Chemical Industry
Co., Ltd. 103,648 127,036
San Fu Chemical Co., Ltd. 10,000 32,205
San Shing Fastech Corp.,
Class A 35,565 58,936
Sanyang Motor Co., Ltd. 374,900 811,152
Savior Lifetec Corp. 142,659 85,864
Scan-D Corp., Class D 14,000 13,395
SCI Pharmtech, Inc. 20,968 47,269
ScinoPharm Taiwan, Ltd. 156,000 91,699
SciVision Biotech, Inc. 23,000 67,958
#SDI Corp., Class A 53,000 118,816
Sea & Land Integrated Corp. 23,400 16,828
Sea Sonic Electronics Co., Ltd. 15,000 29,828
Senao International Co., Ltd. 39,000 38,716
Senao Networks, Inc. 10,467 57,272
#Sensortek Technology Corp. 10,000 56,593
#Sercomm Corp. 256,000 836,444
Sesoda Corp. 128,565 133,256

224
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
Shanghai Commercial &
Savings Bank, Ltd. (The),
Class A 1,660,289 $ 2,439,846
Shan-Loong Transportation
Co., Ltd., Class A 60,000 29,266
Sharehope Medicine Co., Ltd. 53,618 46,354
ShenMao Technology, Inc.,
Class A 44,922 82,167
Shieh Yih Machinery Industry
Co., Ltd. 42,000 36,901
Shih Her Technologies, Inc. 20,000 61,908
*Shih Wei Navigation Co., Ltd. 312,807 157,954
*Shihlin Development Co., Ltd. 59,000 19,370
Shihlin Electric & Engineering
Corp., Class A 139,000 617,140
Shin Hsiung Natural Gas Co.,
Ltd. 31,104 40,554
*Shin Kong Financial Holding
Co., Ltd. 7,678,900 2,833,099
Shin Ruenn Development Co.,
Ltd. 28,129 54,793
#Shin Zu Shing Co., Ltd. 86,434 502,665
Shinfox Energy Co., Ltd. 1,958 5,283
*Shining Building Business
Co., Ltd. 228,439 75,711
Shinkong Insurance Co., Ltd. 101,000 336,319
Shinkong Synthetic Fibers
Corp. 655,000 254,971
Shiny Brands Group Co., Ltd. 12,000 49,526
Shiny Chemical Industrial Co.,
Ltd. 46,665 194,054
*Shun On Electronic Co., Ltd. 13,000 9,552
#Shuttle, Inc. 206,000 107,241
Sigurd Microelectronics Corp. 365,770 824,564
Silergy Corp. 92,000 1,150,611
Silicon Power Computer &
Communications, Inc. 23,000 18,086
Simplo Technology Co., Ltd. 78,600 857,687
Sinbon Electronics Co., Ltd.,
Class A 114,616 791,988
Sincere Navigation Corp.,
Class A 321,868 232,472
Single Well Industrial Corp. 13,500 9,962
Sinmag Equipment Corp. 27,196 125,423
*Sino Tactful Co., Ltd. 13,000 12,011
Sino-American Silicon
Products, Inc., Class A 304,000 1,050,308
Sinon Corp. 367,000 459,568
SinoPac Financial Holdings
Co., Ltd., Class H 4,137,287 2,755,345
Sinopower Semiconductor,
Inc., Class A 6,600 18,903
Sinphar Pharmaceutical Co.,
Ltd. 85,251 84,630
Sinyi Realty, Inc., Class F 115,077 100,386
Sitronix Technology Corp. 65,000 431,870
Siward Crystal Technology
Co., Ltd. 78,000 50,971
Shares Value†
TAIWAN — (Continued)
Solar Applied Materials
Technology Corp. 240,037 $ 397,773
Solteam, Inc. 37,265 56,218
Song Shang Electronics Co.,
Ltd., Class A 45,000 37,004
Sonix Technology Co., Ltd.,
Class A 52,000 56,580
Southeast Cement Co., Ltd. 81,000 46,726
Speed Tech Corp. 50,000 63,940
#Sporton International, Inc. 53,694 281,204
#Sports Gear Co., Ltd., Class
F 41,000 148,704
St. Shine Optical Co., Ltd. 30,000 161,805
Standard Chemical &
Pharmaceutical Co., Ltd. 40,330 73,389
Standard Foods Corp., Class A 164,002 172,806
Stark Technology, Inc. 42,800 196,717
*Starlux Airlines Co., Ltd.,
Class A 125,000 94,777
#S-Tech Corp. 70,507 63,931
Sun Max Tech, Ltd. 14,000 20,398
#*Sun Yad Construction Co.,
Ltd. 339,667 155,055
Sunfun Info Co., Ltd. 80,900 74,746
Sunjuice Holdings Co., Ltd. 5,000 19,073
*Sunko INK Co., Ltd. 62,000 22,972
SunMax Biotechnology Co.,
Ltd. 22,000 326,048
Sunny Friend Environmental
Technology Co., Ltd. 48,608 119,457
Sunonwealth Electric Machine
Industry Co., Ltd. 133,000 358,043
Sunplus Innovation
Technology, Inc. 26,000 103,649
*Sunplus Technology Co., Ltd.,
Class A 201,000 133,548
Sunrex Technology Corp.,
Class A 81,581 133,915
#Sunspring Metal Corp., Class
A 46,000 37,898
Superior Plating Technology
Co., Ltd. 6,000 10,130
#Supreme Electronics Co., Ltd. 500,285 794,625
Swancor Holding Co., Ltd. 39,000 89,992
Sweeten Real Estate
Development Co., Ltd. 67,695 66,038
Symtek Automation Asia Co.,
Ltd. 28,092 136,143
#Syncmold Enterprise Corp. 68,750 170,462
#Synmosa Biopharma Corp. 146,216 147,437
Synnex Technology
International Corp. 438,810 972,755
Syscom Computer Engineering
Co. 13,000 25,729
Sysgration 9,000 10,299
#Systex Corp. 81,000 303,911
TA Chen Stainless Pipe 960,032 1,256,209
#Ta Ya Electric Wire & Cable 756,596 844,526
TAI Roun Products Co., Ltd. 18,000 8,020

225
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
TA-I Technology Co., Ltd. 50,064 $ 73,023
*Tai Tung Communication Co.,
Ltd. 76,789 50,059
Taichung Commercial Bank
Co., Ltd. 1,689,498 1,045,933
TaiDoc Technology Corp. 34,323 143,804
#Taiflex Scientific Co., Ltd. 198,680 276,436
Taimide Tech, Inc. 52,252 82,994
Tainan Enterprises Co., Ltd. 51,000 47,838
Tainan Spinning Co., Ltd. 681,171 255,575
*Tainergy Tech Co., Ltd. 80,000 25,013
Tai-Saw Technology Co., Ltd. 53,000 32,563
#Taishin Financial Holding
Co., Ltd. 4,886,172 2,551,326
TaiSol Electronics Co., Ltd. 40,000 61,783
*Taisun Enterprise Co., Ltd. 129,000 83,290
Taita Chemical Co., Ltd. 147,351 55,286
TAI-TECH Advanced
Electronics Co., Ltd. 20,000 59,532
Taiwan Business Bank 2,995,949 1,325,475
Taiwan Chinsan Electronic
Industrial Co., Ltd. 46,684 45,687
Taiwan Cogeneration Corp. 204,686 261,434
Taiwan Cooperative Financial
Holding Co., Ltd. 1,887,761 1,437,232
Taiwan Environment Scientific
Co., Ltd. 12,240 8,132
Taiwan FamilyMart Co., Ltd. 29,000 188,600
Taiwan Fertilizer Co., Ltd. 419,000 670,756
Taiwan Fire & Marine
Insurance Co., Ltd. 133,040 142,678
Taiwan Fructose Co., Ltd. 21,200 10,042
#Taiwan FU Hsing Industrial
Co., Ltd. 77,000 114,358
#*Taiwan Glass Industry Corp. 831,671 365,350
Taiwan High Speed Rail Corp. 567,000 481,320
Taiwan Hon Chuan Enterprise
Co., Ltd. 199,766 961,885
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 114,577 114,101
*Taiwan IC Packaging Corp. 54,000 22,034
*<Taiwan Land Development
Corp. 371,640 5,839
Taiwan Line Tek Electronic 52,000 34,631
#Taiwan Mask Corp. 124,000 120,189
Taiwan Mobile Co., Ltd. 889,800 3,157,687
#Taiwan Navigation Co., Ltd. 145,000 125,129
Taiwan Paiho, Ltd. 180,892 329,738
#Taiwan PCB Techvest Co.,
Ltd. 176,800 166,391
#Taiwan Sakura Corp. 72,512 199,741
Taiwan Sanyo Electric Co.,
Ltd. 55,750 66,151
Taiwan Secom Co., Ltd. 161,330 577,566
Taiwan Semiconductor Co.,
Ltd. 156,000 226,808
Taiwan Semiconductor
Manufacturing Co., Ltd. 1,800,465 51,115,349
Shares Value†
TAIWAN — (Continued)
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR 294,689 $ 49,121,709
*Taiwan Styrene Monomer 241,832 67,976
Taiwan Surface Mounting
Technology Corp. 202,867 646,982
Taiwan Takisawa Technology
Co., Ltd. 7,000 11,666
Taiwan Taxi Co., Ltd. 23,800 100,087
*Taiwan Tea Corp. 361,704 184,906
#Taiwan Union Technology
Corp. 152,000 646,343
#Taiwan-Asia Semiconductor
Corp. 203,005 137,736
Taiyen Biotech Co., Ltd., Class
A 61,000 59,983
#*Tatung Co., Ltd. 836,000 1,061,239
#*TBI Motion Technology Co.,
Ltd. 42,000 52,397
TCC Group Holdings Co., Ltd. 1,328,215 1,231,328
TCI Co., Ltd. 40,218 186,736
Te Chang Construction Co.,
Ltd. 16,000 28,665
Teco Electric and Machinery
Co., Ltd. 465,000 713,864
#Tehmag Foods Corp. 15,650 148,020
Test Research, Inc. 75,532 252,694
Test Rite International Co., Ltd. 119,389 75,778
*Tex-Ray Industrial Co., Ltd. 59,000 16,769
Thermaltake Technology Co.,
Ltd. 23,294 20,138
Thinking Electronic Industrial
Co., Ltd. 37,000 147,500
Thye Ming Industrial Co., Ltd. 46,080 103,447
Tofu Restaurant Co., Ltd. 8,720 59,709
Ton Yi Industrial Corp. 434,200 245,046
Tong Hsing Electronic
Industries, Ltd., Class H 110,544 364,643
Tong Yang Industry Co., Ltd.,
Class A 464,040 1,907,928
Tong-Tai Machine & Tool Co.,
Ltd., Class A 162,159 126,754
Top Union Electronics Corp.,
Class A 20,767 21,168
Topco Scientific Co., Ltd. 64,677 496,458
Topco Technologies Corp. 25,000 50,496
Topkey Corp. 56,000 316,918
Topoint Technology Co., Ltd.,
Class A 63,000 52,692
Toung Loong Textile
Manufacturing, Class F 43,800 23,692
Trade-Van Information
Services Co. 5,000 13,835
#Transcend Information, Inc. 91,483 286,036
Transcom, Inc. 17,380 56,787
Tripod Technology Corp.,
Class R 216,970 1,244,849
#Trusval Technology Co., Ltd. 29,679 173,065
Tsang Yow Industrial Co., Ltd. 31,000 23,456

226
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
Tsann Kuen Enterprise Co.,
Ltd. 30,987 $ 25,869
TSC Auto ID Technology Co.,
Ltd. 16,089 93,064
#TSEC Corp. 291,139 142,006
#TSRC Corp. 327,717 191,611
Ttet Union Corp. 30,000 141,638
TTFB Co., Ltd. 14,380 87,900
TTY Biopharm Co., Ltd. 82,267 198,317
*Tul Corp. 18,000 33,487
Tung Ho Steel Enterprise
Corp. 316,510 638,305
Tung Ho Textile Co., Ltd. 17,000 10,019
Tung Thih Electronic Co., Ltd.,
Class A 25,600 53,228
TURVO International Co., Ltd. 18,135 98,378
#TXC Corp. 179,411 496,447
#TYC Brother Industrial Co.,
Ltd. 121,000 182,353
Tycoons Group Enterprise 181,949 46,535
#Tyntek Corp. 141,167 69,959
*U-BEST Innovative
Technology Co., Ltd. 57,000 26,287
UDE Corp., Class A 36,000 91,849
Ultra Chip, Inc. 27,000 49,301
#U-Ming Marine Transport
Corp. 367,000 600,134
Unic Technology Corp. 49,000 44,583
Unimicron Technology Corp. 750,356 2,202,996
Union Bank Of Taiwan 1,064,106 552,298
*Union Insurance Co., Ltd. 35,000 31,517
*Uniplus Electronics Co., Ltd. 48,000 26,264
Uni-President Enterprises
Corp., Class A 1,737,947 4,173,290
Unitech Computer Co., Ltd. 20,000 24,044
#*Unitech Printed Circuit
Board Corp. 2,005,745 1,511,380
*United Alloy-Tech Co. 39,000 56,519
United Integrated Services
Co., Ltd. 103,000 1,423,444
#United Microelectronics Corp. 3,157,453 4,462,273
United Orthopedic Corp.,
Class R 50,924 142,026
United Radiant Technology 28,000 19,216
United Recommend
International Co., Ltd. 21,255 31,800
*United Renewable Energy
Co., Ltd. 825,808 221,537
*<Unity Opto Technology Co.,
Ltd. 115,929 –
Univacco Technology, Inc.,
Class F 32,000 48,876
Universal Cement Corp. 284,998 249,060
Universal Microwave
Technology, Inc. 9,000 106,228
Universal Vision Biotechnology
Co., Ltd. 34,468 192,369
*UPC Technology Corp. 415,181 108,004
UPI Semiconductor Corp. 19,000 108,714
Shares Value†
TAIWAN — (Continued)
Userjoy Technology Co., Ltd. 19,477 $ 57,244
#USI Corp. 521,861 166,432
U-Tech Media Corp. 95,000 40,693
Utechzone Co., Ltd. 22,000 64,178
#UVAT Technology Co., Ltd.,
Class A 12,000 28,065
Value Valves Co., Ltd. 8,000 21,386
#Vanguard International
Semiconductor Corp. 558,857 1,570,873
Ve Wong Corp. 8,000 9,530
#Ventec International Group
Co., Ltd., Class H 28,000 59,269
VIA Labs, Inc. 6,000 17,447
Via Technologies, Inc. 61,000 138,277
Viking Tech Corp. 31,000 30,435
Visco Vision, Inc. 27,000 138,026
VisEra Technologies Co., Ltd. 12,000 75,415
Visual Photonics Epitaxy Co.,
Ltd. 182,475 567,685
Vivotek, Inc. 8,000 29,140
Vizionfocus, Inc. 20,000 125,379
Voltronic Power Technology
Corp. 24,543 1,151,065
#Wafer Works Corp. 400,493 251,693
#Waffer Technology Corp. 72,974 113,740
Wah Hong Industrial Corp. 30,000 31,142
#Wah Lee Industrial Corp. 95,580 283,605
Walsin Lihwa Corp. 1,572,019 1,014,983
Walsin Technology Corp. 210,000 512,804
Walton Advanced Engineering,
Inc., Class A 143,000 54,771
*We & Win Development Co.,
Ltd. 78,000 25,851
*We&Win Diversification Co.,
Ltd. 37,652 26,017
WEI Chih Steel Industrial Co.,
Ltd. 90,000 51,355
Wei Chuan Foods Corp., Class
H 171,000 86,882
#Weikeng Industrial Co., Ltd. 470,076 482,084
Well Shin Technology Co.,
Ltd., Class A 44,000 80,480
Welldone Co. 22,000 34,462
WELLELL, Inc., Class A 39,000 26,827
Weltrend Semiconductor 49,000 69,096
*Wha Yu Industrial Co., Ltd. 64,000 29,816
Wholetech System Hitech, Ltd. 29,000 78,432
*Win Semiconductors Corp.,
Class A 260,868 738,159
#*Winbond Electronics Corp.,
Class A 1,729,950 851,912
Winmate, Inc., Class A 9,000 38,411
Winstek Semiconductor Co.,
Ltd. 30,000 84,232
*<Wintek Corp. 312,087 –
#WinWay Technology Co., Ltd. 12,000 317,794
#Wisdom Marine Lines Co.,
Ltd. 445,070 840,516
#Wiselink Co., Ltd. 41,325 121,327

227
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
#Wistron Corp. 1,260,506 $ 4,000,293
#Wistron NeWeb Corp. 242,286 954,508
#WITS Corp., Class A 27,791 86,459
Wiwynn Corp. 39,000 2,329,050
Wonderful Hi-Tech Co., Ltd. 45,000 51,426
#Wowprime Corp. 56,075 389,227
WPG Holdings, Ltd. 623,756 1,316,435
WT Microelectronics Co., Ltd.,
Class A 240,610 876,436
#XinTec, Inc., Class A 103,000 429,932
Xxentria Technology Materials
Corp. 59,000 93,528
Ya Horng Electronic Co., Ltd. 8,000 14,783
Yageo Corp., Class A 114,841 1,648,126
Yankey Engineering Co., Ltd.,
Class H 32,669 409,601
#YC INOX Co., Ltd. 304,982 202,158
YCC Parts Manufacturing Co.,
Ltd. 14,000 23,025
#Yea Shin International
Development Co., Ltd., Class
A 126,905 134,908
*Yeh-Chiang Technology Corp. 10,000 7,957
#Yem Chio Co., Ltd. 283,000 142,460
*Yen Sun Technology Corp. 21,000 27,511
*Yeong Guan Energy
Technology Group Co., Ltd. 62,973 57,592
YFC-Boneagle Electric Co.,
Ltd. 46,918 32,347
YFY, Inc., Class A 717,000 585,114
Yieh Phui Enterprise Co., Ltd.,
Class A 744,626 367,854
Yonyu Plastics Co., Ltd., Class
A 36,400 23,559
*Young Optics, Inc. 18,000 24,960
Youngtek Electronics Corp.,
Class A 51,120 98,618
Yuanta Financial Holding Co.,
Ltd. 2,734,139 2,658,654
#Yuanta Futures Co., Ltd. 46,056 118,513
Yuen Foong Yu Consumer
Products Co., Ltd. 37,000 47,721
#Yulon Motor Co., Ltd., Class
A 287,919 353,788
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 25,000 58,859
Yungshin Construction &
Development Co., Ltd., Class
A 58,000 224,869
#YungShin Global Holding
Corp., Class A 97,950 200,904
Yusin Holding Corp., Class A 16,608 56,341
#Zeng Hsing Industrial Co.,
Ltd. 34,461 106,994
Zenitron Corp. 103,000 102,411
#Zero One Technology Co.,
Ltd. 72,211 279,966
#Zhen Ding Technology
Holding, Ltd., Class A 333,050 1,017,384
Shares Value†
TAIWAN — (Continued)
*Zhong Yang Technology Co.,
Ltd., Class H 28,000 $ 29,766
*Zig Sheng Industrial Co., Ltd.,
Class H 230,543 69,055
#ZillTek Technology Corp. 19,000 129,209
*Zinwell Corp. 153,000 56,449
Zippy Technology Corp. 41,000 68,070
Zyxel Group Corp., Class A 239,906 224,281
TOTAL TAIWAN 443,811,895
THAILAND — (0.4%)
AAPICO Hitech PCL, Class F 102,190 36,710
*Absolute Clean Energy PCL,
Class F 950,500 37,844
Advanced Info Service PCL -
NVDR, Class F 7,000 61,817
Advanced Info Service PCL,
Class F 95,800 846,011
Advanced Information
Technology PCL, Class F 676,050 83,785
After You PCL 187,300 50,463
#Airports of Thailand PCL
- NVDR 23,700 27,137
Airports of Thailand PCL,
Class F 212,600 243,435
Allianz Ayudhya Capital PCL,
Class F 3,900 3,882
Amata Corp. PCL - NVDR 81,700 36,197
Amata Corp. PCL, Class F 331,000 146,649
*Ananda Development PCL,
Class F 1,923,900 29,372
AP Thailand PCL 1,199,504 287,263
AP Thailand PCL - NVDR 516,100 123,598
Asia Plus Group Holdings PCL
- NVDR 7,200 416
Asia Plus Group Holdings
PCL, Class F 988,400 57,105
Asian Alliance International
PCL, Class R 207,700 26,736
Asian Insulators PCL 104,160 10,477
Asian Sea Corp. PCL, Class F 73,800 17,011
Asset World Corp. PCL, Class
F 1,119,900 73,755
*Assetwise PCL, Class F 225,100 42,790
B Grimm Power PCL - NVDR,
Class R 170,500 57,675
B Grimm Power PCL, Class R 204,200 69,075
Bangchak Corp. PCL - NVDR,
Class R 268,400 287,241
Bangchak Corp. PCL, Class F 397,500 425,404
Bangchak Sriracha PCL 364,200 57,238
Bangkok Aviation Fuel
Services PCL, Class F 66,700 15,474
Bangkok Bank PCL - NVDR,
Class F 89,600 375,513
Bangkok Bank PCL, Class F 246,600 1,033,498
Bangkok Chain Hospital PCL,
Class F 279,275 126,240
Bangkok Dusit Medical
Services PCL - NVDR, Class R 345,200 248,011

228
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
THAILAND — (Continued)
Bangkok Dusit Medical
Services PCL, Class F 947,400 $ 680,664
#Bangkok Expressway &
Metro PCL - NVDR, Class F 406,100 71,725
Bangkok Expressway & Metro
PCL, Class F 541,702 95,676
Bangkok Land PCL - NVDR 232,200 2,850
Bangkok Land PCL, Class F 9,098,951 111,677
Banpu PCL - NVDR 3,393,150 436,777
Banpu PCL, Class F 470,200 60,526
Banpu Power PCL 153,000 31,603
BCPG PCL 469,600 96,296
BEC World PCL 514,500 62,224
Berli Jucker PCL, Class F 477,200 339,990
Betagro PCL, Class A 281,700 199,859
*Better World Green PCL 1,773,500 13,804
BKI Holdings PCL 25,300 213,579
Bluebik Group PCL, Class A 15,500 13,340
Brooker Group PCL (The) 2,286,500 25,326
#*BTS Group Holdings PCL 1,931,299 291,964
*BTS Group Holdings PCL
- NVDR 264,800 40,031
Bumrungrad Hospital PCL
- NVDR 36,000 177,818
Bumrungrad Hospital PCL,
Class F 64,800 320,072
#Cal-Comp Electronics
Thailand PCL 2,296,544 409,054
Carabao Group PCL, Class F 71,000 132,839
Central Pattana PCL, Class F 239,400 363,704
Central Plaza Hotel PCL,
Class F 104,600 78,282
*Central Retail Corp. PCL -
NVDR, Class R 55,100 39,092
*Central Retail Corp. PCL,
Class R 321,191 227,877
CH Karnchang PCL, Class F 408,100 175,921
Charoen Pokphand Foods
PCL - NVDR 329,900 261,708
Charoen Pokphand Foods
PCL, Class F 190,700 151,281
Chularat Hospital PCL 2,654,400 141,441
CK Power PCL, Class F 742,000 59,973
Com7 PCL, Class F 388,400 239,516
*Country Group Development
PCL 2,367,400 14,174
CP ALL PCL - NVDR, Class F 130,700 201,498
CP ALL PCL, Class F 103,700 159,873
*CP AXTRA PCL, Class F 295,786 223,577
Delta Electronics Thailand PCL 278,400 816,740
Dhipaya Group Holdings PCL,
Class F 280,400 162,003
Diamond Building Products
PCL 147,000 25,523
Don Muang Tollway PCL,
Class F 161,500 48,829
Dynasty Ceramic PCL, Class F 1,847,601 86,282
Eastern Polymer Group PCL 292,600 23,299
Shares Value†
THAILAND — (Continued)
Eastern Water Resources
Development and
Management PCL, Class F 247,100 $ 12,871
Ekachai Medical Care PCL 203,779 38,127
Electricity Generating PCL 48,500 150,995
#*Energy Absolute PCL 1,279,000 83,467
*Energy Absolute PCL - NVDR 144,800 9,450
Erawan Group PCL (The) 878,700 59,974
Exotic Food PCL, Class F 40,500 19,762
#Forth Corp. PCL 156,500 44,038
Forth Smart Service PCL,
Class F 177,000 34,441
GFPT PCL 272,100 82,269
Global Green Chemicals PCL,
Class F 90,900 12,354
Global Power Synergy PCL,
Class F 71,528 66,914
*Gulf Development PCL -
NVDR, Class R 46,956 68,877
*Gulf Development PCL, Class
R 164,964 241,977
Gunkul Engineering PCL 2,574,440 122,537
Haad Thip PCL, Class F 166,500 82,241
#Hana Microelectronics PCL
- NVDR 98,700 57,025
Hana Microelectronics PCL,
Class F 251,900 145,537
Home Product Center PCL 1,123,257 285,816
Ichitan Group PCL, Class F 256,000 91,962
Index Livingmall PCL, Class F 105,400 44,489
Indorama Ventures PCL,
Class F 525,200 298,722
#IRPC PCL 7,123,200 185,517
#I-TAIL Corp. PCL, Class F 71,600 27,650
*Italian-Thai Development
PCL, Class F 2,955,243 24,771
#*JASMINE INTERNATIONAL
PCL 951,853 43,311
*Jasmine Technology Solution
PCL, Class A 71,100 86,733
Karmarts PCL, Class F 471,683 134,141
Kaset Thai International Sugar
Corp. PCL 51,200 3,679
Kasikornbank PCL 34,400 164,251
Kasikornbank PCL - NVDR 28,100 134,170
KCE Electronics PCL, Class F 462,000 240,646
KGI Securities Thailand PCL,
Class F 1,067,700 125,931
Khon Kaen Sugar Industry
PCL, Class F 1,452,684 66,100
Kiatnakin Phatra Bank PCL,
Class F 112,300 168,089
Krung Thai Bank PCL, Class F 537,775 350,950
Ladprao General Hospital PCL 51,300 5,590
Lalin Property PCL, Class F 260,500 38,991
Lam Soon Thailand PCL,
Class F 77,800 10,900
Land & Houses PCL - NVDR 504,000 63,971
Land & Houses PCL, Class F 2,273,900 288,620

229
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
THAILAND — (Continued)
Lanna Resources PCL 102,800 $ 47,084
LH Financial Group PCL,
Class R 3,549,479 82,880
LPN Development PCL 882,200 53,347
Major Cineplex Group PCL 272,600 81,197
MBK PCL 334,108 154,027
MC Group PCL, Class F 189,500 57,295
MCS Steel PCL 202,200 46,911
Mega Lifesciences PCL 214,900 194,603
Minor International PCL
- NVDR 157,600 126,203
Minor International PCL, Class
F 534,292 427,849
MK Restaurants Group PCL,
Class F 161,700 91,971
*Mono Next PCL, Class A 654,000 32,304
Moshi Moshi Retail Corp. PLC,
Class R 75,400 95,929
*Namyong Terminal PCL 371,200 38,226
*Netbay PCL, Class F 58,500 35,375
Noble Development PCL,
Class F 565,200 35,870
Northeast Rubber PCL, Class
F 1,020,500 125,252
NSL Foods PCL, Class R 59,100 58,826
Osotspa PCL - NVDR 92,900 43,940
Osotspa PCL, Class F 396,100 187,349
#Plan B Media PCL, Class F 1,105,664 158,874
*Platinum Group PCL (The),
Class F 626,400 26,252
Polyplex Thailand PCL, Class
A 211,300 68,947
Praram 9 Hospital PCL, Class
R 86,300 64,586
Precious Shipping PCL, Class
F 714,400 126,178
Premier Marketing PCL 128,800 40,871
Prima Marine PCL - NVDR,
Class R 126,500 22,532
Prima Marine PCL, Class R 755,300 134,532
Principal Capital PCL, Class F 136,700 9,003
*Property Perfect PCL 5,639,224 18,569
Pruksa Holding PCL 473,500 68,038
PTG Energy PCL, Class F 675,800 142,625
PTT Exploration & Production
PCL - NVDR, Class F 103,400 307,987
PTT Exploration & Production
PCL, Class F 278,385 829,196
#PTT Global Chemical PCL -
NVDR, Class R 190,700 98,761
PTT Global Chemical PCL,
Class F 646,045 334,578
#PTT Oil & Retail Business
PCL, Class F 342,300 148,581
PTT PCL 529,340 491,230
#PTT PCL - NVDR 998,200 926,334
Quality Houses PCL, Class F 4,560,609 204,787
*R&B Food Supply PCL, Class
F 90,200 11,557
Shares Value†
THAILAND — (Continued)
Rajthanee Hospital PCL 74,800 $ 29,557
Ramkhamhaeng Hospital PCL,
Class F 16,200 8,778
Ratch Group PCL, Class F 219,100 172,171
Ratchaphruek Hospital PCL 297,100 48,916
Rojana Industrial Park PCL,
Class F 643,990 112,778
S Hotels & Resorts PCL, Class
F 860,500 43,791
Sahamitr Pressure Container
PCL, Class F 80,300 20,192
*Samart Corp. PCL 202,001 42,027
Sansiri PCL 4,896,033 203,727
Sansiri PCL - NVDR, Class A 7,107,600 295,751
Sappe PCL, Class F 66,500 70,173
SC Asset Corp. PCL 1,032,662 71,719
SCB X PCL 90,300 321,679
*<SCG Ceramics PCL, Class F 386,900 2,201
SCG Packaging PCL - NVDR 118,500 50,018
SCG Packaging PCL, Class F 190,000 80,198
Sena Development PCL 340,100 19,548
Sermsang Power Corp. Co.,
Ltd., Class R 181,669 26,104
Siam Cement PCL (The) 106,100 508,187
Siam Cement PCL (The)
- NVDR 38,700 185,361
Siam Global House PCL 265,196 55,969
Siam Wellness Group PCL,
Class F 437,925 50,341
Siamgas & Petrochemicals
PCL 488,800 101,696
Sikarin PCL, Class F 251,000 51,094
Singha Estate PCL 594,700 12,284
SiS Distribution Thailand PCL,
Class F 77,600 51,803
SISB PCL, Class F 113,200 62,691
*SKY ICT PCL, Class F 23,900 10,589
*SNC Former PCL, Class F 105,200 19,998
Somboon Advance
Technology PCL, Class F 163,550 56,793
SPCG PCL 299,400 70,806
Sri Trang Agro-Industry PCL -
NVDR, Class F 262,560 106,109
Sri Trang Agro-Industry PCL,
Class F 463,120 187,161
Sri Trang Gloves Thailand
PCL, Class F 809,600 167,228
Srinanaporn Marketing PCL,
Class R 265,300 96,891
Srithai Superware PCL, Class
F 333,400 11,078
Srivichai Vejvivat PCL 109,300 22,904
Star Petroleum Refining PCL 660,800 107,809
*Stella X PCL 3,925,400 23,502
Supalai PCL 624,775 295,508
Supalai PCL - NVDR, Class A 179,800 85,042
*Super Energy Corp. PCL,
Class R 11,554,700 48,426
Susco PCL, Class F 526,100 43,153

230
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
THAILAND — (Continued)
SVI PCL 217,200 $ 51,041
TAC Consumer PCL 274,300 37,772
Taokaenoi Food & Marketing
PCL, Class F 273,900 60,675
*Tata Steel Thailand PCL,
Class F 754,700 15,815
Thai Life Insurance PCL 521,400 191,984
Thai Oil PCL 551,077 441,291
Thai Oil PCL - NVDR 113,186 90,637
Thai Union Group PCL -
NVDR, Class F 362,100 117,069
Thai Union Group PCL, Class
F 929,740 300,589
Thai Vegetable Oil PCL, Class
F 189,360 128,678
Thai Wah PCL, Class F 109,900 7,106
#*Thaicom PCL 219,700 59,850
#Thaifoods Group PCL, Class
F 746,674 119,584
*Thaire Life Assurance PCL,
Class F 284,773 13,384
*Thonburi Healthcare Group
PCL, Class R 59,600 17,306
Thoresen Thai Agencies PCL,
Class F 207,051 25,537
Tipco Asphalt PCL, Class F 271,319 121,832
Tisco Financial Group PCL,
Class F 122,200 359,412
TKS Technologies PCL 242,900 41,083
TMBThanachart Bank PCL 4,264,006 233,592
TMT Steel PCL, Class F 187,600 18,757
TOA Paint Thailand PCL 394,300 120,397
TPI Polene PCL, Class F 2,876,957 80,956
TPI Polene Power PCL 1,461,600 91,883
TQM Alpha PCL, Class F 97,000 48,202
Triple i Logistics PCL 204,000 28,580
*True Corp. PCL, Class R 2,171,861 786,694
*TTCL PCL 41,000 1,264
TTW PCL 579,300 152,607
Union Auction PCL, Class F 166,600 35,908
Unique Engineering &
Construction PCL 326,045 18,935
United Paper PCL, Class R 225,000 51,190
Univanich Palm Oil PCL, Class
F 551,100 150,952
Univentures PCL 288,800 8,213
Vanachai Group PCL, Class F 244,900 15,835
*VGI PCL 1,642,770 112,124
WHA Corp. PCL, Class F 1,753,700 158,544
WHA Utilities and Power PCL 246,500 24,499
WICE Logistics PCL, Class F 29,200 2,150
TOTAL THAILAND 31,128,099
TURKEY — (0.2%)
Agesa Hayat ve Emeklilik A/S 4,841 16,943
Akbank TAS 1,117,912 1,409,752
Akcansa Cimento A/S 7,178 26,148
*Akenerji Elektrik Uretim A/S – –
Shares Value†
TURKEY — (Continued)
*Aksa Akrilik Kimya Sanayii
A/S 921,795 $ 229,132
Aksa Enerji Uretim A/S 80,778 65,320
Alarko Holding A/S 14,163 33,751
Albaraka Turk Katilim Bankasi
A/S 114,602 17,909
*Alkim Alkali Kimya A/S 85,731 32,723
Anadolu Anonim Turk Sigorta
Sirketi 68,078 154,795
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 15,309 63,529
Anadolu Hayat Emeklilik A/S,
Class A 18,436 38,540
#*Arcelik A/S, Class A 27,622 81,660
Aselsan Elektronik Sanayi Ve
Ticaret A/S 54,978 192,983
Aygaz A/S 9,057 30,142
*Baticim Bati Anadolu Cimento
Sanayii A/S 18 2
*Bera Holding A/S 258,636 97,779
BIM Birlesik Magazalar A/S 64,651 758,133
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 15,959 150,628
Bursa Cimento Fabrikasi A/S 303,385 60,267
Celebi Hava Servisi A/S 471 30,800
*Cemtas Celik Makina Sanayi
Ve Ticaret A/S 51,646 22,829
Cimsa Cimento Sanayi VE
Ticaret A/S, Class A 28,336 34,466
Coca-Cola Icecek A/S, Class A 384,901 521,411
Deva Holding A/S 6,923 10,206
Dogan Sirketler Grubu Holding
A/S 1 –
Dogus Otomotiv Servis ve
Ticaret A/S 11,601 58,971
EGE Endustri VE Ticaret A/S 615 142,238
EGE Gubre Sanayii A/S 21,988 37,647
ΩEnerjisa Enerji A/S 62,099 87,433
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S – –
*Eregli Demir ve Celik
Fabrikalari TAS 346,424 202,668
*Fenerbahce Futbol AS 1 –
Ford Otomotiv Sanayi A/S 9,472 218,084
Global Yatirim Holding A/S 778,012 148,685
*Goodyear Lastikleri TAS 19,697 8,471
#*Hektas Ticaret TAS 2,036,261 163,601
*Ihlas Holding A/S 1 –
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S, Class F 57,402 9,955
*Is Finansal Kiralama AS 1 –
Is Yatirim Menkul Degerler A/S 177,841 166,744
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 38,156 30,180
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 104,136 104,732

231
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
TURKEY — (Continued)
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 390,187 $ 235,575
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class B 1 –
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 48,611 12,867
KOC Holding A/S 131,036 469,156
*Konya Cimento Sanayii AS 68 10,657
*Kordsa Teknik Tekstil A/S 17,804 25,461
Logo Yazilim Sanayi Ve
Ticaret A/S 48,180 171,750
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 303,288 254,555
#*MIA Teknoloji A/S 40,986 37,022
Migros Ticaret A/S, Class A 37,856 470,988
Ω*MLP Saglik Hizmetleri A/S,
Class A 36,911 313,352
*NET Holding A/S, Class F 54,626 52,070
Nuh Cimento Sanayi A/S,
Class A 9,366 59,518
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 91,696 11,492
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 10,012 98,207
*Oyak Cimento Fabrikalari A/S 411,457 250,770
*Pegasus Hava Tasimaciligi
A/S 79,844 462,748
*Petkim Petrokimya Holding
A/S, Class H 324,801 136,390
*Polisan Holding A/S – –
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 138,000 52,926
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 74,310 36,344
*Sasa Polyester Sanayi A/S,
Class A 41,030 4,513
Sekerbank Turk A/S 66,459 8,951
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 72,493 120,917
Sok Marketler Ticaret A/S,
Class A 116,098 113,503
*TAV Havalimanlari Holding
A/S, Class A 47,360 281,379
*Teknosa Ic Ve Dis Ticaret A/S 42,046 25,997
#Tofas Turk Otomobil
Fabrikasi A/S, Class A 31,476 163,683
*Tukas Gida Sanayi ve Ticaret
A/S 674,245 41,900
*Tumosan Motor ve Traktor
Sanayi A/S 6,120 13,239
#*Turk Altin Isletmeleri A/S 151,641 98,177
*Turk Hava Yollari AO 181,714 1,343,018
*Turk Telekomunikasyon A/S 127,243 173,695
Turk Traktor ve Ziraat
Makineleri A/S 5,829 92,079
Turkcell Iletisim Hizmetleri A/S 233,931 546,816
Shares Value†
TURKEY — (Continued)
Turkiye Garanti Bankasi A/S 60,519 $ 161,606
Turkiye Is Bankasi A/S 1,106,282 296,276
Turkiye Petrol Rafinerileri A/S 171,938 557,483
Turkiye Sigorta A/S 37,894 17,272
#Turkiye Sise ve Cam
Fabrikalari A/S 182,890 162,633
*Turkiye Vakiflar Bankasi TAO 424,034 228,446
#*Ulker Biskuvi Sanayi A/S,
Class A 135,931 376,410
Vestel Beyaz Esya Sanayi ve
Ticaret A/S 54,863 16,576
*Vestel Elektronik Sanayi ve
Ticaret A/S 24,303 25,516
*Yapi ve Kredi Bankasi A/S,
Class A 884,931 523,691
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 1 1
*Zorlu Enerji Elektrik Uretim
A/S, Class H 435,458 36,232
TOTAL TURKEY 14,051,114
UNITED ARAB EMIRATES — (0.6%)
Abu Dhabi Aviation Co. 7,393 11,010
Abu Dhabi Commercial Bank
PJSC 896,833 2,842,089
Abu Dhabi Islamic Bank PJSC 698,169 3,478,442
Abu Dhabi National Hotels 2,753,836 389,865
Abu Dhabi National Insurance
Co. PSC 23,815 40,069
Abu Dhabi National Oil Co. for
Distribution PJSC 759,687 697,008
*Abu Dhabi Ports Co. PJSC 398,695 430,928
ADNOC Drilling Co. PJSC,
Class F 557,674 743,960
Agility Global PLC 1,380,027 462,132
Agthia Group PJSC, Class A 248,684 306,027
Air Arabia PJSC, Class H 1,395,587 1,329,836
Ajman Bank PJSC 1,170,921 481,369
Aldar Properties PJSC 1,251,242 2,813,808
Alpha Dhabi Holding PJSC,
Class A 27,221 83,893
Amanat Holdings PJSC 1,284,058 377,556
*Americana Restaurants
International PLC - Foreign Co. 123,188 75,461
*Apex Investment Co. PSC 204,045 218,319
*<Arabtec Holding PJSC 125,089 –
*Aramex PJSC 484,600 366,776
*Bank of Sharjah, Class A 182,262 45,553
Burjeel Holdings PLC 580,636 238,701
Dana Gas PJSC, Class A 3,671,904 744,768
Deyaar Development PJSC 963,133 241,501
Dubai Electricity & Water
Authority PJSC 501,644 366,019
Dubai Financial Market PJSC 880,560 328,438
Dubai Investments PJSC 1,548,672 978,184
Dubai Islamic Bank PJSC 1,574,723 3,241,150
Emaar Development PJSC 887,955 3,227,345
Emaar Properties PJSC 2,900,530 10,344,793
Emirates Central Cooling
Systems Corp. 1,060,860 465,004

232
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
UNITED ARAB EMIRATES — (Continued)
Emirates Driving Co. 90,556 $ 60,403
Emirates Integrated
Telecommunications Co. PJSC 265,343 628,493
Emirates NBD Bank PJSC 646,060 3,614,580
*Emirates Reem Investments
PJSC 15,778 11,598
Emirates Telecommunications
Group Co. PJSC, Class A 327,772 1,552,724
*EMSTEEL Building Materials
PJSC 1,120,401 353,838
Fertiglobe PLC, Class A 589,323 364,211
First Abu Dhabi Bank PJSC,
Class A 489,888 2,003,272
*Ghitha Holding PJSC 25,220 121,532
*Gulf Navigation Holding PJSC 95,328 140,148
*Gulf Pharmaceutical
Industries PSC 162,011 60,428
*Islamic Arab Insurance Co. 133,838 14,575
*Manazel PJSC 760,016 73,042
National Bank of Ras Al-
Khaimah PSC (The), Class K 17,996 33,316
National Central Cooling Co.
PJSC 246,940 177,488
*National Corp. for Tourism &
Hotels 128,959 85,667
Palms Sports PrJSC 33,885 59,780
*Presight AI Holding PLC 52,987 27,986
*RAK Properties PJSC 1,058,247 365,901
Ras Al Khaimah Ceramics
PJSC 424,701 287,909
Salik Co. PJSC 327,669 451,397
*Space42 PLC 446,283 201,693
Taaleem Holdings PJSC 49,514 49,068
TECOM Group PJSC 255,583 217,100
*Union Properties PJSC 1,593,743 247,324
TOTAL UNITED ARAB
EMIRATES 46,573,477
UNITED KINGDOM — (7.2%)
4imprint Group PLC 2,675 121,482
Admiral Group PLC 75,540 3,287,287
ΩAirtel Africa PLC 579,237 1,326,875
AJ Bell PLC 250,577 1,409,740
Anglo American PLC 210,345 5,700,642
Antofagasta PLC 125,406 2,735,357
Ashtead Group PLC 109,263 5,823,118
Associated British Foods PLC 66,303 1,827,900
AstraZeneca PLC 2,605 373,281
AstraZeneca PLC, Sponsored
ADR 240,103 17,236,994
ΩAuto Trader Group PLC 368,279 4,128,117
Aviva PLC 354,508 2,651,695
B&M European Value Retail
SA 452,491 2,033,178
Babcock International Group
PLC 425,031 4,564,427
BAE Systems PLC 407,109 9,431,800
Balfour Beatty PLC,
Registered 345,305 2,110,564
Barclays PLC 506,437 2,007,700
Shares Value†
UNITED KINGDOM — (Continued)
#Barclays PLC, Sponsored
ADR 462,176 $ 7,422,547
Barratt Redrow PLC,
Registered 858,951 5,344,135
Beazley PLC 522,271 6,170,258
Bellway PLC 100,029 3,583,392
Berkeley Group Holdings PLC,
Registered 46,909 2,612,774
BP PLC 869,606 4,068,855
BP PLC, Sponsored ADR 613,696 16,852,092
Breedon Group PLC 75,682 435,287
ΩBridgepoint Group PLC 60,836 217,286
British American Tobacco PLC 172,678 7,491,393
#British American Tobacco
PLC, Sponsored ADR 14,298 622,678
BT Group PLC, Registered 3,644,047 8,459,473
Bunzl PLC 54,506 1,710,889
Burberry Group PLC 165,627 1,600,808
*Carnival PLC 3,509 58,611
*Carnival PLC, Sponsored
ADR 3,254 54,081
Centrica PLC 3,854,967 8,246,263
Coca-Cola HBC AG 41,537 2,163,761
Compass Group PLC 207,069 6,964,347
Computacenter PLC 54,862 1,766,031
ΩConvaTec Group PLC 391,236 1,357,649
Cranswick PLC 33,648 2,328,084
Croda International PLC 22,486 886,321
DCC PLC 53,573 3,496,303
Diageo PLC 45,509 1,271,653
Diageo PLC, Sponsored ADR 27,826 3,117,068
Diploma PLC 64,951 3,437,240
Direct Line Insurance Group
PLC 774,244 2,926,671
Drax Group PLC 341,217 2,812,065
Dunelm Group PLC 80,218 1,179,692
easyJet PLC 121,521 802,814
Energean PLC 92,391 1,088,448
Entain PLC, Class B 91,774 781,587
*<Evraz PLC 119,565 –
Experian PLC 152,901 7,587,151
*Frasers Group PLC 162,488 1,436,775
Fresnillo PLC 103,090 1,379,729
Games Workshop Group PLC 22,212 4,571,933
Glencore PLC 999,653 3,263,323
Grafton Group PLC, Class A 114,317 1,385,998
Grainger PLC 466,886 1,340,784
Greggs PLC 88,454 2,194,012
GSK PLC 73,786 1,462,080
#GSK PLC, Class B, ADR 227,341 9,059,539
Haleon PLC 710,406 3,571,625
Haleon PLC, ADR 13,593 137,969
Halma PLC 67,724 2,493,052
Harbour Energy PLC 477,541 975,914
Hays PLC 452,616 432,865
*Helios Towers PLC 29,916 42,836
Hikma Pharmaceuticals PLC 48,520 1,286,444
Hill & Smith PLC 27,563 659,006
*Hiscox, Ltd. 158,887 2,332,360

233
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
*Hochschild Mining PLC 6,785 $ 25,575
Howden Joinery Group PLC 393,215 4,038,927
HSBC Holdings PLC,
Registered 757,629 8,419,562
#HSBC Holdings PLC,
Sponsored ADR 312,914 17,548,217
IG Group Holdings PLC 27,276 388,007
IMI PLC 242,192 5,719,415
Imperial Brands PLC 278,007 11,414,823
Inchcape PLC 293,647 2,633,790
Informa PLC 201,550 1,959,316
InterContinental Hotels Group
PLC 14,859 1,576,264
#InterContinental Hotels Group
PLC, Sponsored ADR 13,490 1,455,436
International Distribution
Services PLC 506,369 2,480,881
International Workplace Group
PLC 411,849 1,017,149
Intertek Group PLC 44,447 2,721,427
Investec PLC 316,894 1,991,937
ITV PLC 1,887,062 2,018,963
J Sainsbury PLC 903,514 3,219,810
JD Sports Fashion PLC 1,175,865 1,234,182
JET2 PLC 27,102 573,049
*John Wood Group PLC 326,567 80,260
Johnson Matthey PLC 60,959 1,046,286
Just Group PLC, Registered 519,444 976,902
Kingfisher PLC 1,037,948 3,981,710
Lancashire Holdings, Ltd. 151,611 1,140,115
Legal & General Group PLC,
Class B 1,291,039 4,043,820
Lion Finance Group PLC 35,478 2,843,282
Lloyds Banking Group PLC 10,314,214 10,095,577
#Lloyds Banking Group PLC,
Sponsored ADR 77,604 306,536
London Stock Exchange
Group PLC, Registered 23,506 3,649,902
Man Group PLC 1,094,450 2,382,830
Marks & Spencer Group PLC 1,795,803 9,330,778
Melrose Industries PLC 520,056 3,011,958
*Mitchells & Butlers PLC 251,268 830,657
Mitie Group PLC 596,409 1,148,733
Mondi PLC 22,065 332,050
Mondi PLC 117,511 1,778,353
*National Grid PLC 94,377 1,365,225
#*National Grid PLC,
Sponsored ADR 39,502 2,883,646
NatWest Group PLC 964,265 6,159,076
#NatWest Group PLC, Class
S, ADR 92,999 1,201,547
Next PLC 28,159 4,637,564
Ninety One PLC 86,503 172,042
OSB Group PLC 229,634 1,453,865
Paragon Banking Group PLC,
Class A 41,659 469,079
Pearson PLC 131,827 2,106,816
#Pearson PLC, Sponsored
ADR 89,400 1,452,750
Shares Value†
UNITED KINGDOM — (Continued)
Pennon Group PLC 151,649 $ 1,014,815
Persimmon PLC 147,226 2,546,618
Phoenix Group Holdings PLC,
Registered 152,569 1,217,626
*Playtech PLC, Registered,
Class A 110,046 1,117,114
Plus500, Ltd. 54,759 2,242,525
Premier Foods PLC 455,516 1,212,000
*Prudential PLC 184,806 1,954,525
Prudential PLC, Sponsored
ADR 40,836 867,765
QinetiQ Group PLC 356,612 1,870,061
Reckitt Benckiser Group PLC 99,504 6,430,074
RELX PLC 60,337 3,277,142
RELX PLC 30,057 1,632,786
RELX PLC, Sponsored ADR 120,824 6,600,615
Renishaw PLC 11,043 330,404
Rentokil Initial PLC 350,256 1,602,812
RHI Magnesita NV, Registered 5,376 223,680
Rightmove PLC 592,956 5,843,468
Rio Tinto PLC 32,132 1,908,598
#Rio Tinto PLC, Sponsored
ADR 128,354 7,624,228
Rolls-Royce Holdings PLC,
Registered 1,310,619 13,202,998
Rotork PLC 338,147 1,373,057
RS GROUP PLC 231,664 1,595,133
Sage Group PLC (The) 183,501 3,033,145
Savills PLC 28,697 355,325
Schroders PLC 214,212 939,629
Serco Group PLC 780,133 1,789,157
Severn Trent PLC 39,086 1,456,582
*Shell PLC 427,042 13,920,633
#Shell PLC, ADR 622,951 40,167,881
Smith & Nephew PLC 50,207 706,829
Smith & Nephew PLC,
Sponsored ADR 3,398 95,212
Smiths Group PLC 77,199 1,922,061
Softcat PLC, Class B 85,250 1,902,744
Spectris PLC 37,086 990,717
Spirax Group PLC 14,131 1,108,895
*SSE PLC 245,738 5,553,698
St. James's Place PLC 269,166 3,376,664
Standard Chartered PLC 606,498 8,716,682
Tate & Lyle PLC 148,620 1,107,697
Taylor Wimpey PLC 2,033,405 3,189,969
*TBC Bank Group PLC 2,261 142,847
Telecom Plus PLC, Class B 40,550 1,024,759
Tesco PLC 2,341,075 11,591,709
TP ICAP Group PLC, Class A 1,038,255 3,557,140
Ω*Trainline PLC 103,887 403,520
Travis Perkins PLC 57,504 429,358
Unilever PLC 16,305 1,037,574
Unilever PLC 18,715 1,189,639
Unilever PLC, Sponsored ADR 246,985 15,695,897
United Utilities Group PLC 199,965 3,011,481
*Vistry Group PLC 251,060 2,109,968
Vodafone Group PLC 4,828,927 4,725,275
Weir Group PLC (The) 103,175 3,097,992

234
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
WH Smith PLC 75,173 $ 908,197
Whitbread PLC 75,873 2,627,843
*Wise PLC, Class A 32,509 424,888
WPP PLC 24,356 187,451
#WPP PLC, Sponsored ADR 64,291 2,479,061
TOTAL UNITED KINGDOM 573,698,360
UNITED STATES — (0.2%)
*ADTRAN Holdings, Inc. 23,164 176,159
Alcoa Corp., Class CDI 6,189 154,243
*Cleveland-Cliffs, Inc. 4,767 39,280
*Coeur Mining, Inc. 111,735 620,129
*Flutter Entertainment PLC,
Class DI 27,366 6,564,887
#International Paper Co. 97,847 4,437,076
TOTAL UNITED STATES 11,991,774
TOTAL COMMON STOCKS 7,763,145,489
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.2%)
Alpargatas SA 0.360% 131,769 172,235
Banco Bradesco SA 1.430% 196,704 477,046
Banco do Estado do Rio
Grande do Sul SA, Class B
1.590% 218,037 442,899
Banco Pan SA 2.690% 242,550 326,033
Banco Pine SA 0.290% 61,740 52,346
*Braskem SA, Class A
15.900% 20,900 39,390
Centrais Eletricas Brasileiras
SA, Class B 4.010% 24,904 212,160
Centrais Eletricas de Santa
Catarina SA 0.040% 4,700 68,249
Cia de Ferro Ligas da Bahia
FERBASA 3.390% 102,776 131,615
Cia De Sanena Do Parana
1.740% 334,905 359,668
Cia Energetica de Minas
Gerais 4.530% 519,642 1,005,066
Cia Paranaense de Energia -
Copel, Class B 4.410% 327,641 667,273
Energisa S/A 6.880% 190 283
Eucatex SA Industria e
Comercio 5.170% 49,340 109,550
Gerdau SA 5.340% 258,790 685,212
Grazziotin SA 3.560% 3,260 16,019
Itau Unibanco Holding SA
3.200% 236,781 1,488,086
Klabin SA 0.720% 1 1
Marcopolo SA 4.900% 313,240 389,516
Petroleo Brasileiro SA 6.250% 1,183,918 6,271,541
Raizen SA 0.550% 891,777 285,109
Randon SA Implementos e
Participacoes 3.980% 99,900 158,283
Schulz SA 1.110% 65,200 63,111
Taurus Armas SA 5.970% 33,088 49,561
Track & Field Co. SA 0.400% 5,200 10,609
Unipar Carbocloro SA 9.230% 56,465 544,264
Shares Value†
BRAZIL — (Continued)
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A
5.120% 317,472 $ 310,103
TOTAL BRAZIL 14,335,228
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 7.250% 17,885 75,735
TOTAL CHILE 75,735
COLOMBIA — (0.0%)
Bancolombia SA 8.990% 18,667 191,798
Grupo Aval Acciones y Valores
SA, Class A 3.940% 484,198 65,798
Grupo de Inversiones
Suramericana SA, Class O
1.530% 16,087 143,504
TOTAL COLOMBIA 401,100
GERMANY — (0.2%)
Bayerische Motoren Werke AG
8.520% 12,946 1,039,712
ΩDr. Ing. h.c. F. Porsche AG
5.240% 23,504 1,178,005
Draegerwerk AG & Co. KGaA
3.020% 5,317 360,228
*Einhell Germany AG, Class P
1.460% 3,746 281,898
FUCHS SE 2.520% 43,534 2,179,422
Henkel AG & Co. KGaA
2.980% 36,470 2,835,680
Jungheinrich AG 2.360% 38,860 1,406,505
Porsche Automobil Holding SE
7.080% 61,145 2,514,056
#Sartorius AG 0.330% 4,000 1,032,625
Sixt SE, Class A 6.710% 12,417 824,318
STO SE & Co. KGaA 0.250% 1,263 180,900
*Villeroy & Boch AG, Class P
6.090% 6,080 119,223
Volkswagen AG, Class A
9.490% 60,454 6,558,747
TOTAL GERMANY 20,511,319
TOTAL PREFERRED
STOCKS 35,323,382
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Pine SA 3/23/2028 120 –
*Minerva SA, Class A
5/30/2025 61,666 20,805
TOTAL BRAZIL 20,805
CANADA — (0.0%)
*<Constellation Software, Inc. 1,839 –
TOTAL CANADA –
INDIA — (0.0%)
*Lloyds Engineering Works,
Ltd. 6/2/2025 45,954 12,212
TOTAL INDIA 12,212

235
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value†
ITALY — (0.0%)
#*Webuild SpA 8/2/2030 2,724 $ –
TOTAL ITALY –
KOREA, REPUBLIC OF — (0.0%)
*Samsung SDI Co., Ltd.
5/23/2025 1,606 38,921
TOTAL KOREA, REPUBLIC
OF 38,921
MALAYSIA — (0.0%)
*CAB Cakaran Corp. BHD
5/31/2028 21,133 735
*Top Glove Corp. BHD
12/31/2030 95,305 4,859
TOTAL MALAYSIA 5,594
PORTUGAL — (0.0%)
#*EDP Renovaveis SA
5/8/2025 103,736 10,613
TOTAL PORTUGAL 10,613
SPAIN — (0.0%)
*Obrascon Huarte Lain SA
5/13/2025 184,983 988
TOTAL SPAIN 988
Shares Value†
THAILAND — (0.0%)
*Better World Green PCL
12/31/2027 295,583 $ –
*Better World Green PCL
8/13/2025 295,583 88
*Energy Absolute PCL
2/13/2028 24,133 231
*Energy Absolute PCL
2/13/2028 213,166 2,042
*JASMINE INTERNATIONAL
PCL 12/31/2030 475,926 5,271
*Northeast Rubber PCL, Class
A 5/15/2026 170,083 916
*VGI PCL 9/3/2025 164,277 3,541
TOTAL THAILAND 12,089
TOTAL RIGHTS/WARRANTS 101,222
TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $5,601,535,675) 7,798,570,093
SECURITIES LENDING COLLATERAL — ( 2.7% )
@§The DFA Short Term
Investment Fund 18,732,643 216,643,014
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,818,178,689) $ 8,015,213,107
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $226,709,936 which represented 2.9% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 330,590,180 $ — $ 6,796 $ 330,596,976
Austria .............................. 33,222,937 — — 33,222,937
Belgium ............................. 66,910,235 — — 66,910,235
Brazil ............................... 85,875,667 — — 85,875,667
Canada ............................. 608,720,629 — 48 608,720,677
Chile ................................ 12,125,658 — — 12,125,658
China ............................... 652,562,008 274,743 108,996 652,945,747
Colombia ............................ 2,022,883 — — 2,022,883
Czech ............................... 2,563,315 — — 2,563,315
Denmark ............................ 126,706,630 — — 126,706,630
Egypt ............................... 282,897 — — 282,897
Finland .............................. 83,096,071 — — 83,096,071
France .............................. 428,203,732 — — 428,203,732
Germany ............................ 467,327,207 — 1,894 467,329,101
Greece .............................. 12,684,123 — — 12,684,123
Hong Kong ........................... 78,489,709 174,366 15,997 78,680,072
Hungary ............................. 6,032,699 — — 6,032,699
India ................................ 460,817,992 330,695 — 461,148,687
Indonesia ............................ 33,453,831 21,704 15,359 33,490,894
Ireland .............................. 28,066,582 — — 28,066,582

236
Dimensional World ex U.S. Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Israel ............................... $ 58,548,873 $ — $ — $ 58,548,873
Italy ................................ 182,358,095 — — 182,358,095
Japan ............................... 1,230,809,149 — — 1,230,809,149
Korea, Republic of ..................... 270,646,322 111,800 110,448 270,868,570
Kuwait .............................. 17,561,835 55,442 — 17,617,277
Malaysia ............................. 38,469,807 — 15 38,469,822
Mexico .............................. 45,228,503 — — 45,228,503
Netherlands .......................... 173,197,885 — — 173,197,885
New Zealand ......................... 14,538,115 — — 14,538,115
Norway .............................. 42,144,761 — 16,656 42,161,417
Peru ................................ 988,876 — — 988,876
Philippines ........................... 15,354,084 — 48,958 15,403,042
Poland .............................. 34,489,324 — — 34,489,324
Portugal ............................. 19,496,571 — — 19,496,571
Qatar ............................... 17,916,416 — — 17,916,416
Russian Federation .................... — — 1,135 1,135
Saudi Arabia .......................... 75,762,340 — — 75,762,340
Singapore ............................ 56,264,467 — — 56,264,467
South Africa .......................... 81,985,014 — — 81,985,014
Spain ............................... 148,241,698 — — 148,241,698
Sweden ............................. 162,908,907 — — 162,908,907
Switzerland ........................... 433,929,691 — — 433,929,691
Taiwan .............................. 443,793,258 12,797 5,840 443,811,895
Thailand ............................. 5,238,341 25,887,557 2,201 31,128,099
Turkey .............................. 14,051,114 — — 14,051,114
United Arab Emirates ................... 46,322,948 250,529 — 46,573,477
United Kingdom ....................... 573,698,360 — — 573,698,360
United States ......................... 11,991,774 — — 11,991,774
Preferred Stocks
Brazil ............................... 14,335,228 — — 14,335,228
Chile ................................ 75,735 — — 75,735
Colombia ............................ 401,100 — — 401,100
Germany ............................ 20,511,319 — — 20,511,319
Rights/Warrants
Brazil ............................... 20,805 — — 20,805
Canada ............................. — — — —
India ................................ — 12,212 — 12,212
Italy ................................ — — — —
Korea, Republic of ..................... 38,921 — — 38,921
Malaysia ............................. 5,594 — — 5,594
Portugal ............................. 10,613 — — 10,613
Spain ............................... 988 — — 988
Thailand ............................. 12,001 88 — 12,089
Securities Lending Collateral ............... — 216,643,014 — 216,643,014
Total Investments ........................ $7,771,103,817 $243,774,947 $334,343> $8,015,213,107
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

237
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
U.S. Equity
Market ETF
Dimensional
U.S. Small Cap
ETF
Dimensional
U.S. Targeted
Value ETF
Assets:
Investment Securities at Value (including $262,279, $1,049,148 and
$691,705 of securities on loan, respectively) ..................... $ 13,462,077 $ 9,031,441 $ 9,616,169
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$269,851, $818,989 and $720,129, respectively) (Note G) .......... 269,851 818,989 720,129
Collateral from Securities on Loan Invested in Non-Affiliate at Value (Cost
of $—, $272,396 and $—, respectively) (Note G) .................. — 272,396 —
Segregated Cash for Futures Contracts ........................... — 1,511 876
Cash ...................................................... 24,940 45,748 24,874
Receivables:
Investment Securities Sold ................................... 56 4,625 7,573
Dividends and Interest ....................................... 7,158 2,542 4,429
Capital Shares Issued ....................................... 841 1,388 810
Futures Margin Variation ..................................... 134 15 9
Prepaid Expenses and Other Assets ............................. 75 — —
Total Assets ........................................... 13,765,132 10,178,655 10,374,869
Liabilities:
Payables:
Investment Securities Purchased .............................. — 6,320 9,661
Upon Return of Securities Loaned ............................. 269,851 1,091,385 720,129
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 847 1,792 2,087
Administration and Accounting ................................ 185 77 148
Custodian ................................................. 2 6 12
Trustee ................................................... 53 48 69
Other Expenses ............................................ — 28 78
Total Liabilities ......................................... 270,938 1,099,656 732,184
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 13,494,194 $ 9,078,999 $ 9,642,685
Shares Outstanding, No Par Value ............................... 224,804,990 156,715,557 196,528,862
Net Asset Value, Offering and Redemption price per share ............ $ 60.03 $ 57.93 $ 49.06
Investment Securities at Cost ................................... $ 7,939,426 $ 8,116,273 $ 9,114,691
Net Assets Consist of:
Paid-In Capital ............................................... $ 7,994,257 $ 8,192,550 $ 8,838,878
Total Distributable Earnings (Loss) ............................... 5,499,937 886,449 803,807
Net Assets ................................................. $ 13,494,194 $ 9,078,999 $ 9,642,685

238
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
U.S. Core
Equity 2 ETF
Dimensional
US Marketwide
Value ETF
Dimensional
International
Value ETF
Assets:
Investment Securities at Value (including $1,324,836, $270,454 and
$273,213 of securities on loan, respectively) ..................... $ 30,729,345 $ 10,629,628 $ 10,576,810
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$1,369,974, $277,790 and $268,739, respectively) (Note G) ......... 1,369,974 277,790 268,739
Segregated Cash for Futures Contracts ........................... — 3,372 10,380
Foreign Currencies at Value .................................... — — 14,246
Cash ...................................................... 54,926 121,081 146,437
Receivables:
Investment Securities Sold ................................... 2,289 1,062 3,860
Dividends and Interest ....................................... 16,516 10,360 52,167
Cash Collateral for ETF Capital Activity ......................... 1 — 444,072
Capital Shares Issued ....................................... 709 — 1,466
Futures Margin Variation ..................................... — 4,454 102
Tax Reclaims .............................................. — — 23,744
Prepaid Expenses and Other Assets ............................. — — 10
Total Assets ........................................... 32,173,760 11,047,747 11,542,033
Liabilities:
Payables:
Investment Securities Purchased .............................. 15,397 56,144 38,095
Fund Shares Redeemed ..................................... — 9 —
Upon Return of Securities Loaned ............................. 1,369,974 277,790 268,739
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 3,916 1,728 1,930
Administration and Accounting ................................ 245 141 96
Collateral for ETF Capital Activity .............................. 1 — 444,072
Custodian ................................................. 37 21 112
Trustee ................................................... 152 71 43
Other Expenses ............................................ 6 129 —
Total Liabilities ......................................... 1,389,728 336,033 753,087
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 30,784,032 $ 10,711,714 $ 10,788,946
Shares Outstanding, No Par Value ............................... 952,289,243 272,179,505 268,445,115
Net Asset Value, Offering and Redemption price per share ............ $ 32.33 $ 39.36 $ 40.19
Investment Securities at Cost ................................... $ 20,769,046 $ 7,776,167 $ 8,559,256
Foreign Currencies at Cost ..................................... $ — $ — $ 14,245
Net Assets Consist of:
Paid-In Capital ............................................... $ 20,731,935 $ 11,005,450 $ 8,959,740
Total Distributable Earnings (Loss) ............................... 10,052,097 (293,736) 1,829,206
Net Assets ................................................. $ 30,784,032 $ 10,711,714 $ 10,788,946

239
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
World ex U.S.
Core Equity 2
ETF
Assets:
Investment Securities at Value (including $361,846 of securities on loan) ........................... $ 7,798,570
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $216,643) (Note G) ............ 216,643
Foreign Currencies at Value ............................................................... 29,373
Cash ................................................................................. 29,821
Receivables:
Investment Securities Sold .............................................................. 1,113
Dividends and Interest .................................................................. 28,649
Tax Reclaims ......................................................................... 12,982
Prepaid Expenses and Other Assets ........................................................ 59
Total Assets ...................................................................... 8,117,210
Liabilities:
Payables:
Investment Securities Purchased ......................................................... 21,187
Upon Return of Securities Loaned ........................................................ 216,643
Accrued Foreign Taxes ................................................................. 19,048
Accrued Expenses and Other Liabilities:
Advisory Fee ......................................................................... 1,536
Administration and Accounting ........................................................... 103
Custodian ............................................................................ 447
Trustee .............................................................................. 42
Total Liabilities .................................................................... 259,006
Commitments and Contingent Liabilities (Note D) $ —
Net Assets ............................................................................ $ 7,858,204
Shares Outstanding, No Par Value .......................................................... 291,217,896
Net Asset Value, Offering and Redemption price per share ....................................... $ 26.98
Investment Securities at Cost .............................................................. $ 5,601,536
Foreign Currencies at Cost ................................................................ $ 29,023
Net Assets Consist of:
Paid-In Capital .......................................................................... $ 6,271,738
Total Distributable Earnings (Loss) .......................................................... 1,586,466
Net Assets ............................................................................ $ 7,858,204

240
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
N
Dimensional
U.S. Equity
Market ETF
Dimensional
U.S. Small
Cap ETF
Dimensional
U.S. Targeted
Value ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $—, $— and $—, respectively) ... $ 574 $ 343 $ 824
Dividends (Net of Foreign Taxes Withheld of $31, $105 and $246,
respectively) .................................................. 78,115 47,938 88,832
Dividend Income from Affiliated Investments .......................... 4,272 18,050 14,442
Income from Securities Lending, Net ................................ 149 680 455
Total Investment Income ...................................... 83,110 67,011 104,553
Expenses:
Investment Management Fees (Note D) .............................. 5,187 11,726 14,273
Administration and Accounting ..................................... 237 180 200
Custodian ...................................................... 41 46 55
Filing Fees ..................................................... 121 34 4
Trustees’ Fees & Expenses ....................................... 30 24 22
Other Expenses ................................................. 233 212 248
Total Expenses .............................................. 5,849 12,222 14,802
Net Investment Income (Loss) .................................... 77,261 54,789 89,751
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ...................................... (22,915) (50,758) (16,150)
In-Kind Transactions ........................................... 152,980 329,350 724,446
Futures ...................................................... (1,968) (1,093) (6,586)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities .......................................... (629,759) (1,241,929) (1,844,450)
Futures ...................................................... 134 937 542
Net Realized and Unrealized Gain (Loss) .......................... (501,528) (963,493) (1,142,198)
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ (424,267) $ (908,704) $ (1,052,447)

241
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
U.S. Core
Equity 2 ETF
Dimensional
US
Marketwide
Value ETF
Dimensional
International
Value ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $—, $— and $47, respectively) .. $ 1,478 $ 1,040 $ 761
Dividends (Net of Foreign Taxes Withheld of $184, $33 and $19,772,
respectively) .................................................. 207,581 114,842 170,304
Dividend Income from Affiliated Investments .......................... 20,535 5,291 6,057
Income from Securities Lending, Net ................................ 754 141 1,086
Total Investment Income ...................................... 230,348 121,314 178,208
Expenses:
Investment Management Fees (Note D) .............................. 25,684 11,256 10,733
Administration and Accounting ..................................... 545 212 165
Custodian ...................................................... 110 32 229
Filing Fees ..................................................... 86 2 44
Trustees’ Fees & Expenses ....................................... 92 28 21
Other Expenses ................................................. 543 230 373
Total Expenses .............................................. 27,060 11,760 11,565
Net Investment Income (Loss) .................................... 203,288 109,554 166,643
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ...................................... (322,364) (85,437) (13,654)
In-Kind Transactions ........................................... 1,459,546 772,049 172,698
Futures ...................................................... (43,127) (2,397) (3,157)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations .............. (2,789,732) (1,254,089) 660,051
Futures ...................................................... — 1,898 5,030
Net Realized and Unrealized Gain (Loss) .......................... (1,695,677) (567,976) 820,968
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ (1,492,389) $ (458,422) $ 987,611

242
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
World ex U.S.
Core Equity 2
ETF
Investment Income:
Interest ............................................................................... $ 253
Dividends (Net of Foreign Taxes Withheld of $11,843) ......................................... 99,025
Dividend Income from Affiliated Investments ................................................. 4,325
Income from Securities Lending, Net ....................................................... 3,037
Total Investment Income ............................................................. 106,640
Expenses:
Investment Management Fees (Note D) ..................................................... 9,089
Administration and Accounting ............................................................ 141
Custodian ............................................................................. 747
Filing Fees ............................................................................ 21
Trustees’ Fees & Expenses .............................................................. 19
Other Expenses ........................................................................ 267
Total Expenses ..................................................................... 10,284
Net Investment Income (Loss) ........................................................... 96,356
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ................................ (20,539)
1
Futures ............................................................................. 505
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ..................................... 350,327
2
Net Realized and Unrealized Gain (Loss) ................................................. 330,293
Net Increase (Decrease) in Net Assets Resulting from Operations. .............................. $ 426,649
1
Net of foreign capital gain taxes withheld of: ................................................... $ (5)
2
Including foreign capital gain taxes of: ....................................................... $ 3,659

243
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional U.S. Equity Market
ETF Dimensional U.S. Small Cap ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 77,261 $ 114,963 $ 54,789 $ 88,428
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (22,915) (24,794) (50,758) (188,323)
In-Kind Transactions ...................... 152,980 62,741 329,350 704,361
Futures ................................. (1,968) 626 (1,093) 5,292
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... (629,759) 2,497,216 (1,241,929) 1,245,479
Futures ................................. 134 — 937 —
Change in Net Assets Resulting from
Operations .......................... (424,267) 2,650,752 (908,704) 1,855,237
Distributions:
Total Distributions .......................... (76,315) (106,895) (45,785) (77,000)
Change in Net Assets Resulting from
Distributions ......................... (76,315) (106,895) (45,785) (77,000)
Capital Share Transactions:
Shares Issued ............................. 2,841,947 2,299,499 1,744,723 2,565,464
Cost of Shares Redeemed ................... (178,147) (76,065) (574,717) (1,094,132)
Change in Net Assets Resulting from Capital
Share Transactions ................... 2,663,800 2,223,434 1,170,006 1,471,332
Change in Net Assets ................... 2,163,218 4,767,291 215,517 3,249,569
Net Assets:
Beginning of Period ......................... 11,330,976 6,563,685 8,863,482 5,613,913
End of Period .............................. $ 13,494,194 $ 11,330,976 $ 9,078,999 $ 8,863,482
Share Transactions:
Issued ................................... 44,240 40,040 27,030 43,170
Redeemed ................................ (2,920) (1,360) (8,880) (18,060)
Change in Shares ....................... 41,320 38,680 18,150 25,110

244
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional U.S. Targeted Value
ETF
Dimensional U.S. Core Equity 2
ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 89,751 $ 153,177 $ 203,288 $ 358,904
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (16,150) (241,493) (322,364) (503,378)
In-Kind Transactions ...................... 724,446 1,084,812 1,459,546 1,341,305
Futures ................................. (6,586) 8,262 (43,127) 336
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... (1,844,450) 1,244,329 (2,789,732) 6,456,580
Futures ................................. 542 — — —
Change in Net Assets Resulting from
Operations .......................... (1,052,447) 2,249,087 (1,492,389) 7,653,747
Distributions:
Total Distributions .......................... (72,395) (133,325) (171,751) (310,601)
Change in Net Assets Resulting from
Distributions ......................... (72,395) (133,325) (171,751) (310,601)
Capital Share Transactions:
Shares Issued ............................. 1,581,003 2,267,694 2,968,435 5,456,837
Cost of Shares Redeemed ................... (1,274,169) (1,714,426) (1,855,001) (1,932,556)
Change in Net Assets Resulting from Capital
Share Transactions ................... 306,834 553,268 1,113,434 3,524,281
Change in Net Assets ................... (818,008) 2,669,030 (550,706) 10,867,427
Net Assets:
Beginning of Period ......................... 10,460,693 7,791,663 31,334,738 20,467,311
End of Period .............................. $ 9,642,685 $ 10,460,693 $ 30,784,032 $ 31,334,738
Share Transactions:
Issued ................................... 28,800 43,750 87,100 174,300
Redeemed ................................ (23,250) (32,900) (56,100) (61,100)
Change in Shares ....................... 5,550 10,850 31,000 113,200

245
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Marketwide
Value ETF
Dimensional International Value
ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 109,554 $ 196,065 $ 166,643 $ 282,147
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (85,437) (203,741) (13,654) (13,725)
In-Kind Transactions ...................... 772,049 831,512 172,698 (1)
Futures ................................. (2,397) 3,417 (3,157) 8,295
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... (1,254,089) 1,635,214 660,051 1,027,947
Futures ................................. 1,898 — 5,030 —
Change in Net Assets Resulting from
Operations .......................... (458,422) 2,462,467 987,611 1,304,663
Distributions:
Total Distributions .......................... (93,465) (168,675) (111,700) (274,065)
Change in Net Assets Resulting from
Distributions ......................... (93,465) (168,675) (111,700) (274,065)
Capital Share Transactions:
Shares Issued ............................. 1,157,732 1,941,614 2,334,078 1,283,235
Cost of Shares Redeemed ................... (1,126,036) (1,240,528) (274,833) —
Change in Net Assets Resulting from Capital
Share Transactions ................... 31,696 701,086 2,059,245 1,283,235
Change in Net Assets ................... (520,191) 2,994,878 2,935,156 2,313,833
Net Assets:
Beginning of Period ......................... 11,231,905 8,237,027 7,853,790 5,539,957
End of Period .............................. $ 10,711,714 $ 11,231,905 $ 10,788,946 $ 7,853,790
Share Transactions:
Issued ................................... 28,050 50,000 60,650 35,850
Redeemed ................................ (27,250) (32,400) (7,150) —
Change in Shares ....................... 800 17,600 53,500 35,850

246
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional World ex U.S. Core
Equity 2 ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) .............................................. $ 96,356 $ 196,181
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................. (20,539) (152,916)
In-Kind Transactions .................................................... — 4,762
Futures ............................................................... 505 3,291
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ....................... 350,327 1,213,705
Change in Net Assets Resulting from Operations ............................ 426,649 1,265,023
Distributions:
Total Distributions ........................................................ (85,915) (182,501)
Change in Net Assets Resulting from Distributions ........................... (85,915) (182,501)
Capital Share Transactions:
Shares Issued ........................................................... 347,811 597,674
Cost of Shares Redeemed ................................................. — (9,904)
Change in Net Assets Resulting from Capital Share Transactions ............... 347,811 587,770
Change in Net Assets ................................................. 688,545 1,670,292
Net Assets:
Beginning of Period ....................................................... 7,169,659 5,499,367
End of Period ............................................................ $ 7,858,204 $ 7,169,659
Share Transactions:
Issued ................................................................. 13,400 23,600
Redeemed .............................................................. — (400)
Change in Shares ..................................................... 13,400 23,200

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
247
See accompanying Notes to Financial Statements.
Dimensional U.S. Equity Market ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period $ 61.75 $ 45.33 $ 42.06 $ 50.34 $ 35.43 $ 32.60
Income From Investment Operations
(a)
Net Investment Income (Loss) .. 0.37 0.72 0.66 0.63 0.54 0.53
Net Gains (Losses) on Securities
(Realized and Unrealized) . (1.72) 16.37 3.25 (8.29) 14.91 2.83
Total from Investment
Operations ......... (1.35) 17.09 3.91 (7.66) 15.45 3.36
Less Distributions:
Net Investment Income ....... (0.37) (0.67) (0.64) (0.62) (0.54) (0.53)
Total Distributions ....... (0.37) (0.67) (0.64) (0.62) (0.54) (0.53)
Net Asset Value, End of Period ..... $ 60.03 $ 61.75 $ 45.33 $ 42.06 $ 50.34 $ 35.43
Total Return at NAV (b) (c) ......... (2.25)% 37.87% 9.34% (15.30)% 43.83% 10.47%
Total Return at Market (c) (d) ....... (2.27)% 37.71% 9.26% (15.19)% 43.80% —%
Net Assets, End of Year (thousands) . $ 13,494,194 $ 11,330,976 $ 6,563,685 $ 5,474,263 $ 6,041,240 $ 4,197,993
Ratio of Expenses to Average Net
Assets (e) ................. 0.09% 0.09% 0.09% 0.09% 0.17% 0.22%
Ratio of Expenses to Average Net
Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously
Waived Fees Recovered by
Advisor and/or Fees Paid
Indirectly) (e) ............... 0.09% 0.09% 0.09% 0.09% 0.17% 0.22%
Ratio of Net Investment Income to
Average Net Assets (e) ....... 1.19% 1.27% 1.47% 1.39% 1.21% 1.57%
Portfolio Turnover Rate (c) (f) ....... 2% 2% 2% 4% 1% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
248
See accompanying Notes to Financial Statements.
Dimensional U.S. Small Cap ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period $ 63.97 $ 49.48 $ 52.10 $ 60.22 $ 38.59 $ 42.03
Income From Investment Operations
(a)
Net Investment Income (Loss) .. 0.38 0.69 0.67 0.62 0.55 0.40
Net Gains (Losses) on Securities
(Realized and Unrealized) . (6.11) 14.40 (2.69) (6.88) 21.53 (2.74)
Total from Investment
Operations ......... (5.73) 15.09 (2.02) (6.26) 22.08 (2.34)
Less Distributions:
Net Investment Income ....... (0.31) (0.60) (0.60) (0.57) (0.45) (0.39)
Net Realized Gains .......... — — — (1.29) — (0.71)
Total Distributions ....... (0.31) (0.60) (0.60) (1.86) (0.45) (1.10)
Net Asset Value, End of Period ..... $ 57.93 $ 63.97 $ 49.48 $ 52.10 $ 60.22 $ 38.59
Total Return at NAV (b) (c) ......... (9.00)% 30.55% (3.94)% (10.58)% 57.38% (5.68)%
Total Return at Market (c) (d) ....... (8.88)% 30.38% (4.02)% (10.55)% 57.51% —%
Net Assets, End of Year (thousands) . $ 9,078,999 $ 8,863,482 $ 5,613,913 $ 4,678,114 $ 4,290,238 $ 2,717,143
Ratio of Expenses to Average Net
Assets (e) ................. 0.26% 0.27% 0.26% 0.28% 0.39% 0.46%
Ratio of Expenses to Average Net
Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously
Waived Fees Recovered by
Advisor and/or Fees Paid
Indirectly) (e) ............... 0.26% 0.27% 0.26% 0.28% 0.39% 0.46%
Ratio of Net Investment Income to
Average Net Assets (e) ....... 1.17% 1.14% 1.26% 1.15% 1.00% 1.04%
Portfolio Turnover Rate (c) (f) ....... 3% 8% 4% 9% 11% 12%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year.
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e) Annualized for periods less than one year.
(f) Excludes impact of in-kind transactions

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
249
See accompanying Notes to Financial Statements.
Dimensional U.S. Targeted Value ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period $ 54.77 $ 43.26 $ 44.32 $ 46.49 $ 28.37 $ 34.02
Income From Investment Operations
(a)
Net Investment Income (Loss) .. 0.46 0.82 0.75 0.68 0.64 0.45
Net Gains (Losses) on Securities
(Realized and Unrealized) . (5.80) 11.41 (1.14) (2.13) 18.00 (5.03)
Total from Investment
Operations ......... (5.34) 12.23 (0.39) (1.45) 18.64 (4.58)
Less Distributions:
Net Investment Income ....... (0.37) (0.72) (0.67) (0.69) (0.52) (0.43)
Net Realized Gains .......... — — — (0.03) — (0.64)
Total Distributions ....... (0.37) (0.72) (0.67) (0.72) (0.52) (1.07)
Net Asset Value, End of Period ..... $ 49.06 $ 54.77 $ 43.26 $ 44.32 $ 46.49 $ 28.37
Total Return at NAV (b) (c) ......... (9.82)% 28.36% (0.93)% (3.07)% 65.98% (13.70)%
Total Return at Market (c) (d) ....... (9.70)% 28.29% (1.09)% (3.05)% 66.13% —%
Net Assets, End of Year (thousands) . $ 9,642,685 $ 10,460,693 $ 7,791,663 $ 7,188,295 $ 6,449,204 $ 3,868,490
Ratio of Expenses to Average Net
Assets (e) ................. 0.28% 0.28% 0.28% 0.29% 0.38% 0.45%
Ratio of Expenses to Average Net
Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously
Waived Fees Recovered by
Advisor and/or Fees Paid
Indirectly) (e) ............... 0.28% 0.28% 0.28% 0.29% —% —%
Ratio of Net Investment Income to
Average Net Assets (e) ....... 1.70% 1.58% 1.64% 1.52% 1.53% 1.55%
Portfolio Turnover Rate (c) (f) ....... 3% 9% 3% 8% 6% 14%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
250
See accompanying Notes to Financial Statements.
Dimensional U.S. Core Equity 2 ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period $ 34.01 $ 25.33 $ 24.43 $ 28.13 $ 19.42 $ 19.24
Income From Investment Operations
(a)
Net Investment Income (Loss) .. 0.22 0.41 0.40 0.37 0.32 0.30
Net Gains (Losses) on Securities
(Realized and Unrealized) . (1.72) 8.63 0.87 (3.72) 8.67 0.51
Total from Investment
Operations ......... (1.50) 9.04 1.27 (3.35) 8.99 0.81
Less Distributions:
Net Investment Income ....... (0.18) (0.36) (0.37) (0.35) (0.28) (0.28)
Net Realized Gains .......... — — — — — (0.35)
Total Distributions ....... (0.18) (0.36) (0.37) (0.35) (0.28) (0.63)
Net Asset Value, End of Period ..... $ 32.33 $ 34.01 $ 25.33 $ 24.43 $ 28.13 $ 19.42
Total Return at NAV (b) (c) ......... (4.46)% 35.83% 5.21% (11.95)% 46.47% 4.31%
Total Return at Market (c) (d) ....... (4.62)% 35.75% 5.25% (12.01)% 46.57% —%
Net Assets, End of Year (thousands) . $ 30,784,032 $ 31,334,738 $ 20,467,311 $ 15,437,733 $ 14,457,938 $ 9,529,122
Ratio of Expenses to Average Net
Assets (e) ................. 0.17% 0.17% 0.17% 0.17% 0.21% 0.24%
Ratio of Expenses to Average Net
Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously
Waived Fees Recovered by
Advisor and/or Fees Paid
Indirectly) (e) ............... 0.17% 0.17% 0.17% 0.17% 0.21% 0.24%
Ratio of Net Investment Income to
Average Net Assets (e) ....... 1.27% 1.32% 1.53% 1.43% 1.25% 1.59%
Portfolio Turnover Rate (c) (f) ....... 2% 4% 3% 6% 2% 3%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
251
See accompanying Notes to Financial Statements.
Dimensional US Marketwide Value ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period $ 41.39 $ 32.46 $ 33.44 $ 36.32 $ 25.06 $ 28.74
Income From Investment Operations
(a)
Net Investment Income (Loss) .. 0.40 0.75 0.70 0.64 0.54 0.57
Net Gains (Losses) on Securities
(Realized and Unrealized) . (2.09) 8.82 (1.05) (2.93) 11.26 (3.22)
Total from Investment
Operations ......... (1.69) 9.57 (0.35) (2.29) 11.80 (2.65)
Less Distributions:
Net Investment Income ....... (0.34) (0.64) (0.63) (0.59) (0.54) (0.55)
Net Realized Gains .......... — — — — — (0.48)
Total Distributions ....... (0.34) (0.64) (0.63) (0.59) (0.54) (1.03)
Net Asset Value, End of Period ..... $ 39.36 $ 41.39 $ 32.46 $ 33.44 $ 36.32 $ 25.06
Total Return at NAV (b) (c) ......... (4.13)% 29.62% (1.13)% (6.28)% 47.30% (9.41)%
Total Return at Market (c) (d) ....... (4.10)% 29.63% (1.17)% (6.29)% —% —%
Net Assets, End of Year (thousands) . $ 10,711,714 $ 11,231,905 $ 8,237,027 $ 7,904,011 $ 8,320,772 $ 1,563,787
Ratio of Expenses to Average Net
Assets (e) ................. 0.21% 0.21% 0.21% 0.22% 0.23% 0.24%
Ratio of Expenses to Average Net
Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously
Waived Fees Recovered by
Advisor and/or Fees Paid
Indirectly) (e) ............... 0.21% 0.21% 0.21% 0.22% 0.41% 0.44%
Ratio of Net Investment Income to
Average Net Assets (e) ....... 1.95% 1.91% 2.05% 1.86% 1.62% 2.18%
Portfolio Turnover Rate (c) (f) ....... 2% 4% 2% 3% —% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
252
See accompanying Notes to Financial Statements.
Dimensional International Value ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period $ 36.54 $ 30.93 $ 27.70 $ 33.76 $ 11.67 $ 14.61
Income From Investment Operations
(a)
Net Investment Income (Loss) .. 0.72 1.43 1.39 1.34 0.78 0.30
Net Gains (Losses) on Securities
(Realized and Unrealized) . 3.42 5.54 3.15 (5.95) 22.06 (2.88)
Total from Investment
Operations ......... 4.14 6.97 4.54 (4.61) 22.84 (2.58)
Less Distributions:
Net Investment Income ....... (0.49) (1.36) (1.31) (1.45) (0.75) (0.36)
Total Distributions ....... (0.49) (1.36) (1.31) (1.45) (0.75) (0.36)
Net Asset Value, End of Period ..... $ 40.19 $ 36.54 $ 30.93 $ 27.70 $ 33.76 $ 11.67
Total Return at NAV (b) (c) ......... 11.46% 22.71% 16.29% (13.97)% 48.18% (17.77)%
Total Return at Market (c) (d) ....... 11.27% 21.99% 16.85% (14.08)% 48.68% —%
Net Assets, End of Year (thousands) . $ 10,788,946 $ 7,853,790 $ 5,539,957 $ 3,757,656 $ 3,616,969 $ 2,392,708
Ratio of Expenses to Average Net
Assets (e) ................. 0.27% 0.27% 0.27% 0.29% 0.48% 0.52%
Ratio of Expenses to Average Net
Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously
Waived Fees Recovered by
Advisor and/or Fees Paid
Indirectly) (e) ............... 0.27% 0.27% 0.27% 0.29% 0.48% 0.52%
Ratio of Net Investment Income to
Average Net Assets (e) ....... 3.88% 3.99% 4.30% 4.31% 3.34% 2.34%
Portfolio Turnover Rate (c) (f) ....... 4% 16% 12% 12% 14% 16%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
253
See accompanying Notes to Financial Statements.
Dimensional World ex U.S. Core Equity 2 ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period $ 25.81 $ 21.60 $ 19.62 $ 26.32 $ 9.91 $ 10.64
Income From Investment Operations
(a)
Net Investment Income (Loss) .. 0.34 0.74 0.72 0.76 0.45 0.22
Net Gains (Losses) on Securities
(Realized and Unrealized) . 1.13 4.15 2.00 (6.69) 16.41 (0.72)
Total from Investment
Operations ......... 1.47 4.89 2.72 (5.93) 16.86 (0.50)
Less Distributions:
Net Investment Income ....... (0.30) (0.68) (0.74) (0.77) (0.45) (0.23)
Total Distributions ....... (0.30) (0.68) (0.74) (0.77) (0.45) (0.23)
Net Asset Value, End of Period ..... $ 26.98 $ 25.81 $ 21.60 $ 19.62 $ 26.32 $ 9.91
Total Return at NAV (b) (c) ......... 5.80% 22.75% 13.76% (22.87)% 35.23% (4.69)%
Total Return at Market (c) (d) ....... 5.70% 22.00% 14.03% (22.69)% 35.23% —%
Net Assets, End of Year (thousands) . $ 7,858,204 $ 7,169,659 $ 5,499,367 $ 4,312,083 $ 4,664,404 $ 3,194,338
Ratio of Expenses to Average Net
Assets (e) ................. 0.28% 0.29% 0.28% 0.30% 0.36% 0.36%
Ratio of Expenses to Average Net
Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously
Waived Fees Recovered by
Advisor and/or Fees Paid
Indirectly) (e) ............... 0.28% 0.29% 0.28% 0.30% 0.39% 0.36%
Ratio of Net Investment Income to
Average Net Assets (e) ....... 2.65% 2.95% 3.17% 3.28% 2.39% 2.17%
Portfolio Turnover Rate (c) (f) ....... 3% 12% 7% 8% 10% 8%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
Notes to Financial Statements
(Unaudited)
254
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of April 30, 2025, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’
distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fund Short Name
Dimensional U.S. Equity Market ETF (formerly, Dimensional
U.S. Equity ETF) US Equity Market ETF
Dimensional U.S. Small Cap ETF US Small Cap ETF
Dimensional U.S. Targeted Value ETF US Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF US Core Equity 2 ETF
Dimensional US Marketwide Value ETF US Marketwide Value ETF
Dimensional International Value ETF International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF World ex US Core Equity 2 ETF

255
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-
end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the World ex US Core Equity 2 ETF and the International Value ETF (the “International Funds”),
the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

256
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
3.
Foreign Currency Translations
The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “Change in Unrealized Appreciation
(Depreciation) on Investment Securities and Foreign Currency Translations” on the Statements of Operations. Any
realized gains or losses from these fluctuations are included in “Net Realized Gain (Loss) from Investment Securities
Sold and Foreign Currency Transactions” on the Statements of Operations.
4.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

257
5.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
6.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
7.
Other
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. World ex US Core Equity 2 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
C. Derivative Instruments
All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.

258
1.
Forward Currency Contracts
The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statements of Operations as the “Change in Unrealized Appreciation (Depreciation) on Forward Currency Contracts”. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a “Net Realized Gain (Loss) from Forward Currency Contracts”. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as
“Futures Margin Variation”. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements.
The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amounts in thousands):
* Average Notional Value of futures contracts.
Futures *
US Equity Market ETF ................................................................................................................... $19,011
US Small Cap ETF ........................................................................................................................ 3,213
US Targeted Value ETF ................................................................................................................ 15,866
US Core Equity 2 ETF ................................................................................................................... 13,223
US Marketwide Value ETF ............................................................................................................ 31,816
International Value ETF ................................................................................................................. 38,910

259
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2025 (amounts in thousands):
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of
Assets and Liabilities.
(1) Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2025 (amounts in thousands):
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.
Currency Rate Risk Exposure:
The International Funds had limited activity in forward foreign currency contracts during the six months ended
April 30, 2025 and no such contracts were outstanding as of April 30, 2025. Net realized and changes in unrealized gain or loss on such contracts were minimal during the six months ended April 30, 2025, and are included in
“Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions” and “Change in
Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations”, respectively, on the accompanying Statements of Operations.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may,
Assets
Unrealized
Appreciation  on
Futures *(1)
Equity Risk Exposure: 8,540,655.590000
US Equity Market ETF ......................................................... $ 134
US Small Cap ETF ............................................................ 937
US Targeted Value ETF ........................................................ 542
US Marketwide Value ETF ...................................................... 1,898
International Value ETF ........................................................ 5,030
Realized Gain (Loss)
from:
Change in Unrealized
Appreciation
(Depreciation) on
Derivatives
Futures (1) Futures (2)
Equity Risk Exposure: (57,822,436.570000) 8,540,655.590000
US Equity Market ETF ................................ $ (1,968) $ 134
US Small Cap ETF ................................... (1,093) 937
US Targeted Value ETF ............................... (6,586) 542
US Core Equity 2 ETF ................................. (43,127) –
US Marketwide Value ETF ............................. (2,397) 1,898
International Value ETF ............................... (3,157) 5,030
World ex US Core Equity 2 ETF ......................... 505 –

260
under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the
Advisor, serve as Sub-Advisors for the International Funds and are paid by the Advisor pursuant to separate sub-
advisory agreements.
For the six months ended April 30, 2025, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor
has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US Equity
Market ETF, US Core Equity 2 ETF, US Marketwide Value ETF, and World ex US Core Equity 2 ETF as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2026, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the six months ended April 30, 2025, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF
Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the
Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the six months ended April 30, 2025 and recovered previously waived fees/assumed expenses during the six months ended April 30, 2025 are reflected below (amounts
in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. As of April 30,
2025, the Funds did not have any previously waived fees/expenses assumed subject to future recovery.
Management
Fee
US Equity Market ETF ........................................................................................ 0.08%
US Small Cap ETF ............................................................................................ 0.25%
US Targeted Value ETF ...................................................................................... 0.27%
US Core Equity 2 ETF ........................................................................................ 0.16%
US Marketwide Value ETF ................................................................................... 0.20%
International Value ETF ....................................................................................... 0.25%
World ex US Core Equity 2 ETF ............................................................................. 0.25%

261
(1) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets
(the “Expense Limitation Amount”).
(2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund
(excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).
(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Fund (including the expenses that the Fund bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Fund incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets.
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO) receive no compensation from the Trust. For the six months ended
April 30, 2025, the total related amount paid by the Trust to the CCO was $53 (in thousands). The total related amounts paid by each of the Funds are included in “Other Expenses” on the Statements of Operations.
Expense
Limitation
Amount
Waived
Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
US Equity Market ETF (1) ........................................................... 0.22% $— $—
US Core Equity 2 ETF (2) ............................................................ 0.30% — —
US Marketwide Value ETF (2) ..................................................... 0.24% — —
World ex US Core Equity 2 ETF (3) ............................................ 0.39% — —

262
E. Deferred Compensation
As of April 30, 2025, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows (amounts in thousands):
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above.
These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023 and
October 31, 2024, were as follows (amounts in thousands):
Total
US Equity Market ETF ................................................................................................. $ 26
US Small Cap ETF ..................................................................................................... 21
US Targeted Value ETF ............................................................................................... 28
US Core Equity 2 ETF ................................................................................................. 73
US Marketwide Value ETF ............................................................................................ 30
International Value ETF ................................................................................................ 19
World ex US Core Equity 2 ETF ...................................................................................... 19
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Equity Market ETF
2023 .................................................. $88,122 $– $ 88,122
2024 .................................................. 106,895 – 106,895
US Small Cap ETF
2023 .................................................. 60,543 – 60,543
2024 .................................................. 77,000 – 77,000
US Targeted Value ETF
2023 .................................................. 116,840 – 116,840
2024 .................................................. 133,325 – 133,325
US Core Equity 2 ETF
2023 .................................................. 270,652 – 270,652
2024 .................................................. 310,601 – 310,601
US Marketwide Value ETF
2023 .................................................. 155,053 – 155,053
2024 .................................................. 168,675 – 168,675

263
As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and passive foreign investment company adjustments.
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
International Value ETF
2023 .................................................. $216,148 $– $216,148
2024 .................................................. 274,065 – 274,065
World ex US Core Equity 2 ETF
2023 .................................................. 182,230 – 182,230
2024 .................................................. 182,501 – 182,501
Net Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital
Gains Total
US Equity Market ETF ...................................... $ 768 $ — $ 768
US Small Cap ETF ......................................... 8,837 — 8,837
US Targeted Value ETF ..................................... 15,181 — 15,181
US Core Equity 2 ETF ....................................... 35,810 — 35,810
US Marketwide Value ETF ................................... 19,603 — 19,603
World ex US Core Equity 2 ETF ............................... 106 — 106
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Equity Market
ETF .............. $16,993 $— $(168,328) $6,151,850 $6,000,515
US Small Cap ETF . 2,530 — (324,867) 2,163,273 1,840,936
US Targeted Value
ETF .............. 3,303 — (419,821) 2,345,153 1,928,635
US Core Equity 2
ETF .............. 11,686 — (1,057,343) 12,761,893 11,716,236
US Marketwide Value
ETF .............. 7,752 — (309,212) 559,611 258,151
International Value
ETF .............. 43,647 — (447,878) 1,357,524 953,293
World ex US Core
Equity 2 ETF ...... 44,897 — (618,946) 1,819,781 1,245,732

264
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2024, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the year ended October 31, 2024, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal
Revenue Service.
Total
US Equity Market ETF .............................................................. $ 168,328
US Small Cap ETF ................................................................. 324,867
US Targeted Value ETF ............................................................. 419,821
US Core Equity 2 ETF ............................................................... 1,057,343
US Marketwide Value ETF ........................................................... 309,212
International Value ETF ............................................................. 447,878
World ex US Core Equity 2 ETF ....................................................... 618,946
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Equity Market ETF ................. $ 8,209, 84 4 $ 5,623,787 $ (101,702) $ 5,522, 085
US Small Cap ETF .................... 9,20 1,582 1,861,905 (940,661) 9 21,244
US Targeted Value ETF ................ 9, 835,595 1,655,94 8 (1,155,245) 50 0,703
US Core Equity 2 ETF .................. 22,1 27,158 10,386,09 8 (413,936) 9,9 72,162
US Marketwide Value ETF .............. 8,0 50,597 3,221,792 (364,970) 2,85 6,822
International Value ETF ................ 8,8 30,805 2,205,694 (190,950) 2,01 4,744
World ex US Core Equity 2 ETF .......... 5,8 28,069 2,501,56 7 (314,422) 2,1 87,145

265
G. Securities Lending
As of April 30, 2025, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the six months ended April 30, 2025, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
Non-Cash
Collateral
Market
Value
US Small Cap ETF ............................................................................................... $ 68
US Targeted Value ETF ......................................................................................... –
US Core Equity 2 ETF ........................................................................................... 11
International Value ETF .......................................................................................... 17,341
World ex US Core Equity 2 ETF ................................................................................ 165,583

266
For the six months ended April 30, 2025, cross trades by the Funds under Rule 17a-7 were as follows (amounts
in thousands):
For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
Purchases Sales
Realized
Gain (Loss)
US Equity Market ETF $ 35,401 $ 52,160 $ (8,136)
US Small Cap ETF 55,491 31,510 (16,745)
US Targeted Value ETF 151,777 31,326 (8,671)
US Core Equity 2 ETF 170,471 188,771 (91,973)
US Marketwide Value ETF 163,364 60,342 (27,902)
International Value ETF 28,910 33,648 (6,371)
World ex US Core Equity 2 ETF 8,509 13,887 (2,678)
Balance at
October 31,
2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30, 2025
Shares as
of April 30,
2025
Dividend
Income
Capital Gains
Distributions
US Equity Market ETF
The DFA Short Term
Investment Fund $143,758 $664,539 $538,446 $— $— $269,851 23,333 $4,272 $—
Total $143,758 $664,539 $538,446 $— $— $269,851 $4,272 $—
US Small Cap ETF
The DFA Short Term
Investment Fund $799,957 $852,464 $833,432 $— $— $818,989 70,816 $18,050 $—
Total $799,957 $852,464 $833,432 $— $— $818,989 $18,050 $—
US Targeted Value
ETF
The DFA Short Term
Investment Fund $598,721 $1,332,213 $1,210,805 $— $— $720,129 62,268 $14,442 $—
Total $598,721 $1,332,213 $1,210,805 $— $— $720,129 $14,442 $—
US Core Equity 2 ETF
The DFA Short Term
Investment Fund $771,657 $2,358,255 $1,759,938 $— $— $1,369,974 118,459 $20,535 $—
Total $771,657 $2,358,255 $1,759,938 $— $— $1,369,974 $20,535 $—
US Marketwide Value
ETF
The DFA Short Term
Investment Fund $209,918 $845,419 $777,547 $— $— $277,790 24,020 $5,291 $—
Total $209,918 $845,419 $777,547 $— $— $277,790 $5,291 $—
International Value
ETF
The DFA Short Term
Investment Fund $192,113 $1,268,273 $1,191,647 $— $— $268,739 23,237 $6,057 $—
Total $192,113 $1,268,273 $1,191,647 $— $— $268,739 $6,057 $—

267
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended April 30, 2025 were as follows (amounts in thousands):
In-kind transactions for the six months ended April 30, 2025 were as follows (amounts in thousands):
There were no purchases or sales of U.S. government securities during the six months ended April 30, 2025.
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
Balance at
October 31,
2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30, 2025
Shares as
of April 30,
2025
Dividend
Income
Capital Gains
Distributions
World ex US Core
Equity 2 ETF
The DFA Short Term
Investment Fund $216,733 $547,995 $548,085 $— $— $216,643 18,733 $4,325 $—
Total $216,733 $547,995 $548,085 $— $— $216,643 $4,325 $—
Purchases Sales
US Equity Market ETF .................................................... $ 598,221 $ 225,671
US Small Cap ETF ....................................................... 832,858 183,321
US Targeted Value ETF ................................................... 1,573,702 319,879
US Core Equity 2 ETF ..................................................... 2,177,866 798,769
US Marketwide Value ETF ................................................. 1,232,371 236,360
International Value ETF ................................................... 905,212 365,015
World ex US Core Equity 2 ETF ............................................. 357,420 174,425
Purchases Sales
US Equity Market ETF .................................................... $ 2,453,687 $ 176,017
US Small Cap ETF ....................................................... 1,170,339 574,593
US Targeted Value ETF ................................................... 377,363 1,270,795
US Core Equity 2 ETF ..................................................... 1,562,822 1,831,638
US Marketwide Value ETF ................................................. 109,826 1,122,111
International Value ETF ................................................... 1,700,408 276,624
World ex US Core Equity 2 ETF ............................................. 167,219 –

268
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF
Capital Activity” on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the International Funds may be inhibited.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through
December 26, 2024. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the six months ended April 30, 2025, borrowings by the following Funds under the line of credit were as follows (amounts in thousands, except percentages and days):
* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025, that each Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding*
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Year
Outstanding
Borrowings as
of 04/30/2025
US Small Cap ETF ........ 5.08% $268 1 $— $268 $—
US Marketwide Value
ETF ............................... 5.08% 334 1 — 334 —

269
each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the six months ended April 30, 2025.
M. Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Funds’ CODM. Each
Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole.
Each Fund’s long-term strategic asset allocation is executed by its portfolio management team and guided by each
Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus.
The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s
Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –
Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December
15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU
2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
P. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

270
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

271
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

272
ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

274
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Board of Trustees of Dimensional
ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio
(collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional
Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-
advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on November 1, 2024, the
Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial
Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent
Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge
Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each
Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund;
(iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance.
The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge
Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

275
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the
Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043025-017S

DIMENSIONAL ETF TRUST
Semi-Annual Financial Statements & Other Information
Six Months Ended: April 30, 2025 (Unaudited)
Dimensional Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF
Dimensional Global Core Plus Fixed Income ETF
Dimensional Global ex US Core Fixed Income ETF
Dimensional Global Credit ETF
Dimensional Ultrashort Fixed Income ETF
Dimensional National Municipal Bond ETF
Dimensional California Municipal Bond ETF

**Blank Page**

DIMENSIONAL ETF TRUST
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 197
Item 9 - Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 198
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 200
Item 11 - Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . . 202
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
(Unaudited)
Schedules of Investments
Investment Abbreviations
ADR American Depositary Receipt
AGC Assured Guaranty Corporation
AGM Assured Guaranty Municipal Corporation
AMBAC American Municipal Bond Assurance Corporation
AUD Australian Dollars
BAM Build America Mutual
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
CNTY GTD County Guaranteed
COP Certificate of Participation
ETM Escrowed to Maturity
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
GO General Obligation
JPY Japanese Yen
MTN Medium-Term Note
NOK Norwegian Krone
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF School Bond Qualification and Loan Program
RB Revenue Bond
RN Revenue Note
SA Special Assessment
SCH BD GTY School Board Guarantee
SCSDE South Carolina State Department of Education
SD CRED PROG School District Credit Program
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONIO Sterling Over Night Indexed Average
ST Special Tax
ST AID DIR DEP State Aid Direct Deposit
ST AID WITHHLDG State Aid Withholding
ST APPROP State Appropriations
ST INTERCEPT State Intercept
TA Tax Allocation
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
TSFR3M Term Secured Overnight Financing Rate 3 Month
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
Investment Footnotes
(*) The Adjustable rate shown is effective as of April 30, 2025.
(r) Rate disclosed is the seven day yield as of April 30, 2025.

3
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
Investment Footnotes
† See Note B to Financial Statements.
¤ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
# Total or Partial Securities on Loan
§ Affiliated Fund
^ Denominated in USD, unless otherwise noted.
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE
Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)
Annualized for periods less than one year
(f)
Excludes impact of in-kind transactions
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of operations

4
Dimensional Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Face
Amount ^ Value†
(000)
AGENCY OBLIGATIONS
— (20.7%)
Federal Home Loan Banks
3.125%, 9/12/25 ...... 195 $ 193,976
3.250%, 6/9/28 ....... 265 262,017
3.250%, 11/16/28 ..... 85 84,175
Federal Home Loan Mortgage
Corp.
4.970%, 11/15/38 ..... 130 67,325
Federal National Mortgage
Association
2.125%, 4/24/26 ...... 227 223,062
7.125%, 1/15/30 ...... 43 49,230
2.000%, 5/1/55, 30 YR
TBA ............... 539,978 428,180,550
6.500%, 5/1/55, 30 YR
TBA ............... 285,815 294,323,587
6.000%, 5/1/55, 30 YR
TBA ............... 312,605 317,110,007
2.500%, 5/1/55, 30 YR
TBA ............... 515,793 428,712,065
Government National Mortgage
Association
6.000%, 5/1/55, 30 YR
TBA ............... 261,025 263,992,120
TOTAL AGENCY
OBLIGATIONS ............ 1,733,198,114
BONDS — (43.3%)
AUSTRALIA — (2.6%)
ANZ New Zealand Int'l, Ltd.
Ω 3.450%, 1/21/28 ..... 200 195,926
ASB Bank, Ltd.
Ω 2.375%, 10/22/31 .... 355 310,044
Australia & New Zealand
Banking Group, Ltd.
4.050%, 5/12/25, MTN AUD 8,864 5,671,068
Ω SOFR+0.56%, FRN,
4.918%, 3/18/26(*) .... 520 520,322
SOFR+0.56%, FRN,
4.918%, 3/18/26(*) .... 15,275 15,284,465
Ω SOFR+0.81%, FRN,
5.165%, 1/18/27(*) .... 3,532 3,545,033
Ω SOFR+0.68%, FRN,
5.035%, 7/16/27(*) .... 1,272 1,275,093
5.050%,
BBSW3M+1.20%,
11/4/27(*) ........... AUD 11,000 7,118,641
5.185%,
BBSW3M+1.06%,
3/31/28(*), MTN ...... AUD 5,117 3,300,199
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
4.950%, 9/11/28, MTN AUD 6,500 $ 4,264,321
Ω SOFR+0.85%, FRN,
5.207%, 12/16/29(*) ... 300 302,120
Bank of New Zealand
Ω 2.870%, 1/27/32 ..... 322 283,281
BHP Billiton Finance USA, Ltd.
4.900%, 2/28/33 ..... 215 213,126
5.250%, 9/8/33 ...... 1,966 1,988,158
4.125%, 2/24/42 ..... 302 251,533
5.000%, 9/30/43 ..... 5,211 4,833,016
Commonwealth Bank of Australia
Ω SOFR+0.40%, FRN,
4.758%, 7/7/25(*) ..... 2,418 2,418,531
Ω SOFR+0.63%, FRN,
4.987%, 9/12/25(*) .... 1,310 1,311,348
Ω SOFR+0.75%, FRN,
5.107%, 3/13/26(*) .... 9,095 9,119,299
Ω SOFR+0.52%, FRN,
4.877%, 6/15/26(*) .... 2,550 2,551,297
SOFR+0.46%, FRN,
4.819%, 11/27/26(*) ... 2,682 2,680,361
Ω SOFR+0.46%, FRN,
4.819%, 11/27/26(*) ... 1,670 1,668,980
BBSW3M+1.15%, FRN,
5.198%, 1/13/28(*) .... AUD 20,000 12,929,290
BBSW3M+0.95%, FRN,
5.124%, 8/17/28(*), MTN AUD 10,000 6,425,295
Cooperatieve Rabobank UA
BBSW3M+0.75%, FRN,
4.867%, 5/26/28(*), MTN AUD 8,000 5,105,786
Glencore Funding LLC
Ω 1.625%, 9/1/25 ...... 127 125,595
4.875%, 3/12/29 ..... 46 46,225
Ω 4.875%, 3/12/29 ..... 705 708,448
2.500%, 9/1/30 ...... 490 434,081
Ω 2.500%, 9/1/30 ...... 874 774,259
Ω 2.850%, 4/27/31 ..... 3,751 3,335,356
Ω 2.625%, 9/23/31 ..... 680 590,767
Ω 5.700%, 5/8/33 ...... 5,733 5,801,496
Ω 6.500%, 10/6/33 ..... 3,962 4,214,264
Macquarie Bank, Ltd.
Ω SOFRINDX+0.92%,
FRN, 5.280%, 7/2/27(*) 10,555 10,599,953
National Australia Bank, Ltd.
Ω SOFR+0.76%, FRN,
5.120%, 5/13/25(*) .... 305 305,051
3.900%, 5/30/25, MTN AUD 9,961 6,370,663
Ω SOFR+0.65%, FRN,
5.008%, 12/10/25(*) ... 10,044 10,059,492
Ω SOFR+0.62%, FRN,
4.978%, 6/11/27(*) .... 11,626 11,630,697

5
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
4.652%,
BBSW3M+0.70%,
10/18/27(*), MTN ..... AUD 4,000 $ 2,558,524
Ω SOFR+0.60%, FRN,
4.956%, 10/26/27(*) ... 400 398,053
5.325%,
BBSW3M+1.20%,
11/25/27(*), MTN ..... AUD 17,000 11,002,188
5.017%,
BBSW3M+0.90%,
3/22/29(*) ........... AUD 3,500 2,243,210
Ω
# 4.951%, 1/10/34 ..... 750 756,652
Northern Star Resources, Ltd.
Ω 6.125%, 4/11/33 ..... 2,080 2,140,541
Rio Tinto Alcan, Inc.
6.125%, 12/15/33 .... 1,100 1,181,068
Rio Tinto Finance USA PLC
5.000%, 3/14/32 ..... 15,000 15,101,197
United Overseas Bank, Ltd.
4.565%,
BBSW3M+0.74%,
8/8/28(*) ............ AUD 7,800 4,972,702
Westpac Banking Corp.
SOFR+1.00%, FRN,
5.359%, 8/26/25(*) .... 50 50,127
# 3.735%, 8/26/25 ..... 2,000 1,995,291
SOFR+0.72%, FRN,
5.081%, 11/17/25(*) ... 200 200,346
SOFR+0.42%, FRN,
4.775%, 4/16/26(*) .... 22,740 22,732,530
SOFR+0.52%, FRN,
4.880%, 6/3/26(*) ..... 500 500,118
BBSW3M+0.93%, FRN,
5.045%, 9/19/28(*) .... AUD 5,700 3,660,485
SOFR+0.81%, FRN,
5.165%, 4/16/29(*) .... 585 586,762
TOTAL AUSTRALIA ........ 218,642,674
BELGIUM — (0.0%)
Anheuser-Busch InBev SA/NV
4.000%, 9/24/25, MTN GBP 1,000 1,330,950
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 1/23/39 ..... 638 646,489
4.950%, 1/15/42 ..... 1,706 1,587,143
TOTAL BELGIUM ......... 3,564,582
CANADA — (2.7%)
American National Group, Inc.
Ω 6.144%, 6/13/32 ..... 6,400 6,464,972
Bank of Montreal
1.850%, 5/1/25, MTN . 51 51,000
SOFRINDX+0.95%,
FRN, 5.310%, 9/25/25(*) 750 751,223
SOFRINDX+0.76%,
FRN, 5.120%, 6/4/27(*) 14,355 14,358,694
Face
Amount^ Value†
(000)
CANADA — (Continued)
5.511%, 6/4/31 ...... 2,300 $ 2,393,362
Bank of Nova Scotia (The)
SOFRINDX+0.55%,
FRN, 4.905%, 3/2/26(*) 1,565 1,564,934
SOFR+0.61%, FRN,
4.967%, 9/15/26(*) .... 500 499,400
SOFRINDX+0.78%,
FRN, 5.140%, 6/4/27(*) 13,711 13,694,507
5.250%, 6/12/28 ..... 101 103,843
SOFRINDX+1.08%,
FRN, 5.436%, 8/1/29(*) 1,755 1,750,293
4.850%, 2/1/30 ...... 2,430 2,457,975
2.150%, 8/1/31 ...... 400 344,160
2.450%, 2/2/32 ...... 530 454,749
5.650%, 2/1/34 ...... 2,700 2,789,969
Barrick North America Finance
LLC
5.700%, 5/30/41 ..... 3,398 3,328,079
Brookfield Finance, Inc.
4.850%, 3/29/29 ..... 133 133,716
2.724%, 4/15/31 ..... 205 182,002
6.350%, 1/5/34 ...... 5,135 5,417,401
5.675%, 1/15/35 ..... 9,715 9,812,629
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
5.580%, 10/2/26(*) .... 600 603,627
SOFR+0.94%, FRN,
5.301%, 6/28/27(*) .... 1,665 1,665,741
5.001%, 4/28/28 ..... 177 180,488
5.986%, 10/3/28 ..... 260 272,727
3.600%, 4/7/32 ...... 2,569 2,359,384
6.092%, 10/3/33 ..... 14,962 15,883,579
Canadian Natural Resources,
Ltd.
2.950%, 7/15/30 ..... 375 340,072
7.200%, 1/15/32 ..... 466 506,241
6.450%, 6/30/33 ..... 5,187 5,414,269
5.850%, 2/1/35 ...... 643 640,288
6.500%, 2/15/37 ..... 1,269 1,297,977
6.250%, 3/15/38 ..... 4,384 4,416,321
Canadian Pacific Railway Co.
7.125%, 10/15/31 .... 34 38,108
Cenovus Energy, Inc.
6.750%, 11/15/39 .... 6,610 6,954,274
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 1/15/34 ..... 200 197,979
CPPIB Capital, Inc.
4.400%, 1/15/29, MTN AUD 6,000 3,909,193
Emera US Finance, LP
2.639%, 6/15/31 ..... 734 637,674
Enbridge Energy Partners, LP
7.500%, 4/15/38 ..... 1,331 1,518,121
5.500%, 9/15/40 ..... 2,558 2,435,187

6
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
CANADA — (Continued)
Enbridge, Inc.
5.700%, 3/8/33 ...... 170 $ 173,508
Fairfax Financial Holdings, Ltd.
4.850%, 4/17/28 ..... 3,303 3,328,030
4.625%, 4/29/30 ..... 1,100 1,078,705
3.375%, 3/3/31 ...... 2,220 2,021,068
5.625%, 8/16/32 ..... 971 986,792
6.000%, 12/7/33 ..... 5,650 5,870,438
Federation des Caisses
Desjardins du Quebec
Ω 5.250%, 4/26/29 ..... 300 307,390
Kinross Gold Corp.
4.500%, 7/15/27 ..... 51 50,911
6.250%, 7/15/33 ..... 4,822 5,069,244
Liberty Utilities Co.
Ω 5.869%, 1/31/34 ..... 50 50,807
Magna International, Inc.
# 5.500%, 3/21/33 ..... 8,723 8,779,836
National Bank of Canada
4.500%, 10/10/29 .... 2,025 2,016,254
Nutrien, Ltd.
5.400%, 6/21/34 ..... 400 400,869
Rogers Communications, Inc.
3.625%, 12/15/25 .... 139 138,226
7.500%, 8/15/38 ..... 2,969 3,397,188
4.500%, 3/15/43 ..... 1,420 1,172,625
Royal Bank of Canada
SOFRINDX+0.57%,
FRN, 4.926%, 4/27/26(*) 986 987,398
SOFRINDX+1.08%,
FRN, 5.435%, 7/20/26(*) 6,000 6,041,841
SOFRINDX+0.95%,
FRN, 5.305%, 1/19/27(*) 4,296 4,309,164
SOFRINDX+0.71%,
FRN, 5.065%, 1/21/27(*) 10,629 10,643,347
5.150%, 2/1/34 ...... 1,600 1,622,732
Spectra Energy Partners, LP
5.950%, 9/25/43 ..... 357 339,840
Suncor Energy, Inc.
7.150%, 2/1/32 ...... 7,137 7,733,993
# 5.950%, 12/1/34 ..... 400 406,122
6.800%, 5/15/38 ..... 6,859 7,212,852
6.850%, 6/1/39 ...... 1,332 1,432,279
Toronto-Dominion Bank (The)
0.750%, 1/6/26, MTN . 51 49,760
SOFR+1.08%, FRN,
5.435%, 7/17/26(*) .... 2,612 2,625,605
SOFR+0.73%, FRN,
5.088%, 4/5/27(*) ..... 5,818 5,792,824
SOFR+1.03%, FRN,
5.388%, 12/17/29(*) ... 2,887 2,866,734
2.450%, 1/12/32 ..... 3,010 2,594,452
5.298%, 1/30/32 ..... 1,648 1,679,332
3.200%, 3/10/32 ..... 3,374 3,021,083
Face
Amount^ Value†
(000)
CANADA — (Continued)
# 4.456%, 6/8/32 ...... 4,141 $ 4,025,899
TransCanada PipeLines, Ltd.
4.625%, 3/1/34 ...... 2,391 2,244,785
6.200%, 10/15/37 .... 839 858,855
7.625%, 1/15/39 ..... 1,390 1,595,352
6.100%, 6/1/40 ...... 344 346,734
Tucson Electric Power Co.
3.250%, 5/15/32 ..... 750 676,335
5.200%, 9/15/34 ..... 6,174 6,168,900
Videotron, Ltd.
Ω 5.700%, 1/15/35 ..... 2,000 1,989,664
TOTAL CANADA .......... 227,931,931
FINLAND — (0.1%)
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
5.099%, 3/19/27(*) .... 4,690 4,697,680
Ω SOFR+1.02%, FRN,
5.378%, 9/10/29(*) .... 1,135 1,135,881
TOTAL FINLAND .......... 5,833,561
FRANCE — (0.3%)
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%,
FRN, 5.755%, 7/13/26(*) 500 505,630
0.625%, 11/19/27, MTN EUR 2,000 2,163,203
Ω SOFRINDX+1.07%,
FRN, 5.431%, 2/16/28(*) 2,628 2,621,819
BNP Paribas SA
3.375%, 1/23/26, MTN GBP 3,000 3,971,779
Ω 4.400%, 8/14/28 ..... 865 857,049
BPCE SA
Ω SOFR+0.96%, FRN,
5.319%, 9/25/25(*) .... 1,520 1,520,650
Ω 5.100%, 1/26/26 ..... 470 470,837
Ω 4.750%, 7/19/27 ..... 422 425,055
3.250%, 1/11/28, MTN 51 49,402
Ω 5.125%, 1/18/28 ..... 2,030 2,065,266
Ω
# 2.700%, 10/1/29 ..... 1,070 985,581
Credit Agricole SA
Ω SOFR+0.87%, FRN,
5.228%, 3/11/27(*) .... 3,535 3,537,576
1.375%, 5/3/27, MTN . EUR 100 111,171
Ω 5.514%, 7/5/33 ...... 1,945 1,999,982
5.514%, 7/5/33, MTN . 400 411,307
5.365%, 3/11/34 ..... 400 406,390
Orange SA
5.375%, 1/13/42 ..... 60 57,610
Societe Generale SA
Ω
# 3.000%, 1/22/30 ..... 2,250 2,070,440
TotalEnergies Capital
International SA
2.986%, 6/29/41 ..... 339 242,620
TOTAL FRANCE .......... 24,473,367

7
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
GERMANY — (1.4%)
Bayer US Finance II LLC
Ω 5.500%, 8/15/25 ..... 250 $ 250,016
Ω 4.375%, 12/15/28 .... 508 498,309
Ω 4.200%, 7/15/34 ..... 400 354,051
Ω 4.625%, 6/25/38 ..... 20,425 17,501,962
Ω 4.650%, 11/15/43 .... 250 190,588
Ω 4.400%, 7/15/44 ..... 3,030 2,271,862
Bayer US Finance LLC
Ω 6.375%, 11/21/30 .... 1,621 1,708,046
Ω 6.500%, 11/21/33 .... 19,614 20,497,311
BMW US Capital LLC
Ω SOFRINDX+0.62%,
FRN, 4.982%, 8/11/25(*) 526 526,175
Ω SOFRINDX+0.55%,
FRN, 4.910%, 4/2/26(*) 6,892 6,880,865
Ω SOFRINDX+0.80%,
FRN, 5.160%, 8/13/26(*) 300 300,374
Ω 2.550%, 4/1/31 ...... 50 44,046
Ω 4.850%, 8/13/31 ..... 1,309 1,305,244
Ω 3.700%, 4/1/32 ...... 460 420,575
Ω
# 5.150%, 8/11/33 ..... 400 397,926
Ω
# 5.150%, 4/2/34 ...... 5,500 5,419,367
Daimler Truck Finance North
America LLC
Ω 3.650%, 4/7/27 ...... 48 47,169
Ω SOFR+0.96%, FRN,
5.319%, 9/25/27(*) .... 5,371 5,347,874
Ω 2.500%, 12/14/31 .... 400 341,040
Ω 5.500%, 9/20/33 ..... 3,512 3,494,399
Deutsche Bank AG
5.371%, 9/9/27 ...... 40 41,002
E.ON International Finance BV
Ω
# 6.650%, 4/30/38 ..... 4,281 4,633,111
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 2/16/31 ..... 6,305 5,327,761
Ω 3.000%, 12/1/31 ..... 457 391,760
Landeskreditbank Baden-
Wuerttemberg Foerderbank
4.250%, 8/7/25, MTN . AUD 1,205 770,976
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.57%, FRN,
4.926%, 8/1/25(*) ..... 1,260 1,260,262
Ω 3.500%, 8/3/25 ...... 478 476,319
Ω SOFR+0.67%, FRN,
5.028%, 1/9/26(*) ..... 200 200,032
Ω 5.050%, 8/3/33 ...... 11,924 11,689,270
Ω 5.000%, 1/11/34 ..... 4,175 4,073,228
Ω
# 5.125%, 8/1/34 ...... 804 789,927
RWE Finance US LLC
Ω 5.875%, 4/16/34 ..... 5,000 5,089,328
Siemens
Financieringsmaatschappij NV
Ω
# 2.150%, 3/11/31 ..... 570 502,762
Face
Amount^ Value†
(000)
GERMANY — (Continued)
2.875%, 3/11/41 ..... 3,174 $ 2,313,993
Ω 2.875%, 3/11/41 ..... 4,729 3,447,660
T-Mobile USA, Inc.
5.050%, 7/15/33 ..... 500 496,779
4.375%, 4/15/40 ..... 125 109,141
3.000%, 2/15/41 ..... 946 676,825
Volkswagen Group of America
Finance LLC
Ω 3.350%, 5/13/25 ..... 522 521,755
Ω 3.950%, 6/6/25 ...... 347 346,519
Ω 5.650%, 9/12/28 ..... 250 254,695
Ω 3.750%, 5/13/30 ..... 340 315,260
Ω 5.900%, 9/12/33 ..... 5,437 5,443,076
TOTAL GERMANY ........ 116,968,640
IRELAND — (0.3%)
Accenture Capital, Inc.
4.250%, 10/4/31 ..... 15,000 14,839,564
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
6.500%, 7/15/25 ..... 344 344,514
4.450%, 10/1/25 ..... 50 49,906
# 1.750%, 1/30/26 ..... 57 55,725
4.450%, 4/3/26 ...... 47 46,788
2.450%, 10/29/26 .... 51 49,335
4.625%, 10/15/27 .... 394 393,282
3.000%, 10/29/28 .... 2,386 2,253,422
3.300%, 1/30/32 ..... 2,600 2,297,295
3.400%, 10/29/33 .... 1,960 1,684,878
3.850%, 10/29/41 .... 4,456 3,444,940
TOTAL IRELAND .......... 25,459,649
ITALY — (0.4%)
Enel Finance International NV
Ω 7.050%, 10/14/25 .... 161 162,192
Ω 3.500%, 4/6/28 ...... 1,842 1,788,633
Ω 7.500%, 10/14/32 .... 6,519 7,376,131
Ω 5.500%, 6/26/34 ..... 665 667,682
Ω
# 6.800%, 9/15/37 ..... 1,946 2,104,270
Ω 6.000%, 10/7/39 ..... 6,906 6,999,126
6.000%, 10/7/39 ..... 625 633,428
Eni SpA
Ω 4.750%, 9/12/28 ..... 461 464,479
Ω 4.250%, 5/9/29 ...... 178 176,141
Ω 5.700%, 10/1/40 ..... 5,554 5,358,206
Intesa Sanpaolo SpA
Ω 7.000%, 11/21/25 .... 1,463 1,479,903
Ω 3.875%, 7/14/27 ..... 1,746 1,718,839
Ω 4.000%, 9/23/29 ..... 2,707 2,610,444
Ω
# 6.625%, 6/20/33 ..... 3,370 3,617,488
Ω 7.200%, 11/28/33 .... 1,708 1,893,420
TOTAL ITALY ............ 37,050,382
JAPAN — (2.2%)
7-Eleven, Inc.
0.950%, 2/10/26 ..... 50 48,547

8
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
JAPAN — (Continued)
Ω 1.300%, 2/10/28 ..... 212 $ 193,826
1.300%, 2/10/28 ..... 189 172,798
Ω 1.800%, 2/10/31 ..... 3,953 3,287,393
Ω 2.500%, 2/10/41 ..... 7,078 4,596,911
Aircastle, Ltd.
Ω 5.250%, 8/11/25 ..... 331 330,478
Ω 5.950%, 2/15/29 ..... 240 246,237
American Honda Finance Corp.
SOFR+0.45%, FRN,
4.807%, 6/13/25(*) .... 2,400 2,400,138
SOFR+0.60%, FRN,
4.961%, 8/14/25(*) .... 750 750,173
SOFRINDX+0.79%,
FRN, 5.149%, 10/3/25(*) 797 798,158
SOFR+0.50%, FRN,
4.857%, 10/10/25(*) ... 1,000 999,815
SOFR+0.71%, FRN,
5.067%, 1/9/26(*) ..... 1,250 1,250,777
SOFR+0.92%, FRN,
5.275%, 1/12/26(*) .... 570 571,685
SOFRINDX+0.72%,
FRN, 5.078%, 10/5/26(*) 1,442 1,442,423
SOFR+0.71%, FRN,
5.067%, 7/9/27(*) ..... 5,718 5,702,025
5.050%, 7/10/31 ..... 750 761,570
4.850%, 10/23/31 .... 1,266 1,263,047
# 4.900%, 1/10/34 ..... 8,242 8,089,865
Aviation Capital Group LLC
Ω 5.125%, 4/10/30 ..... 1,364 1,349,633
Development Bank of Japan, Inc.
4.500%, 6/6/25, MTN . GBP 2,750 3,672,269
Japan Government Five Year
Bond
0.400%, 9/20/28 ..... JPY 3,000,000 20,784,422
0.500%, 6/20/29 ..... JPY 2,600,000 17,962,744
Japan Government Ten Year
Bond
0.100%, 12/20/28 .... JPY 3,000,000 20,521,523
JT International Financial
Services BV
Ω 6.875%, 10/24/32 .... 10,113 11,127,657
Mitsubishi UFJ Financial Group,
Inc.
3.850%, 3/1/26 ...... 37 36,848
2.757%, 9/13/26 ..... 266 260,525
3.195%, 7/18/29 ..... 741 700,699
2.559%, 2/25/30 ..... 244 221,834
2.048%, 7/17/30 ..... 736 645,339
# 4.286%, 7/26/38 ..... 52 47,359
3.751%, 7/18/39 ..... 542 457,100
Mizuho Financial Group, Inc.
Ω
# 3.477%, 4/12/26 ..... 4,127 4,092,502
2.839%, 9/13/26 ..... 51 50,023
3.663%, 2/28/27 ..... 45 44,457
Face
Amount^ Value†
(000)
JAPAN — (Continued)
1.631%, 4/8/27, MTN . EUR 2,000 $ 2,238,272
3.170%, 9/11/27 ..... 39 37,977
Nomura Holdings, Inc.
5.099%, 7/3/25 ...... 74 74,034
SOFR+1.25%, FRN,
5.611%, 7/2/27(*) ..... 2,750 2,754,590
6.070%, 7/12/28 ..... 200 208,020
2.172%, 7/14/28 ..... 2,160 1,999,993
2.710%, 1/22/29 ..... 251 232,730
5.605%, 7/6/29 ...... 600 615,973
3.103%, 1/16/30 ..... 2,045 1,890,414
# 2.679%, 7/16/30 ..... 1,941 1,734,189
2.608%, 7/14/31 ..... 1,311 1,136,398
2.999%, 1/22/32 ..... 567 491,854
6.087%, 7/12/33 ..... 200 209,234
NTT Finance Corp.
Ω 1.162%, 4/3/26 ...... 51 49,524
ORIX Corp.
# 5.000%, 9/13/27 ..... 142 143,940
4.000%, 4/13/32 ..... 3,657 3,417,608
5.200%, 9/13/32 ..... 3,046 3,083,324
5.400%, 2/25/35 ..... 1,135 1,136,979
Protective Life Corp.
Ω 4.300%, 9/30/28 ..... 372 370,867
Ω 3.400%, 1/15/30 ..... 1,225 1,159,983
Sumitomo Mitsui Financial
Group, Inc.
0.948%, 1/12/26 ..... 51 49,758
SOFR+1.43%, FRN,
5.787%, 1/13/26(*) .... 250 251,677
1.402%, 9/17/26 ..... 51 48,994
3.010%, 10/19/26 .... 51 50,058
2.174%, 1/14/27 ..... 51 49,206
3.352%, 10/18/27 .... 68 66,555
3.544%, 1/17/28 ..... 51 50,005
3.944%, 7/19/28 ..... 128 126,544
1.902%, 9/17/28 ..... 1,026 945,562
# 4.306%, 10/16/28 .... 51 50,984
2.472%, 1/14/29 ..... 935 871,505
SOFR+1.17%, FRN,
5.528%, 7/9/29(*) ..... 4,121 4,147,799
3.040%, 7/16/29 ..... 2,106 1,980,875
5.710%, 1/13/30 ..... 200 208,677
2.750%, 1/15/30 ..... 818 752,453
2.130%, 7/8/30 ...... 1,458 1,287,368
5.424%, 7/9/31 ...... 400 411,554
2.222%, 9/17/31 ..... 719 617,447
5.454%, 1/15/32 ..... 1,550 1,594,536
5.766%, 1/13/33 ..... 2,776 2,886,238
5.776%, 7/13/33 ..... 1,700 1,765,402
# 5.808%, 9/14/33 ..... 3,221 3,383,884
5.558%, 7/9/34 ...... 800 818,649
5.632%, 1/15/35 ..... 4,650 4,782,422

9
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
JAPAN — (Continued)
Sumitomo Mitsui Trust Bank, Ltd.
Ω 1.050%, 9/12/25 ..... 1,021 $ 1,007,272
Ω
# 4.800%, 9/15/25 ..... 850 850,216
Ω SOFR+0.98%, FRN,
5.347%, 9/10/27(*) .... 1,000 1,001,572
Takeda Pharmaceutical Co., Ltd.
3.025%, 7/9/40 ...... 305 224,328
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
5.008%, 1/5/26(*) ..... 200 200,140
SOFR+0.45%, FRN,
4.811%, 5/15/26(*) .... 2,297 2,294,424
SOFR+0.77%, FRN,
5.124%, 8/7/26(*) ..... 1,710 1,713,090
SOFR+0.65%, FRN,
5.009%, 3/19/27(*) .... 6,950 6,950,064
4.800%, 1/5/34, MTN . 400 397,858
5.350%, 1/9/35 ...... 1,000 1,024,384
TOTAL JAPAN ............ 180,728,203
LUXEMBOURG — (0.3%)
ArcelorMittal SA
# 4.550%, 3/11/26 ..... 24 23,915
# 4.250%, 7/16/29 ..... 1,123 1,096,658
6.800%, 11/29/32 .... 24,094 25,941,416
TOTAL LUXEMBOURG ..... 27,061,989
NETHERLANDS — (0.2%)
BNG Bank NV
1.625%, 8/26/25, MTN GBP 1,384 1,831,530
1.900%, 11/26/25, MTN AUD 533 336,933
Cooperatieve Rabobank UA
SOFRINDX+0.62%,
FRN, 4.979%, 8/28/26(*) 1,905 1,907,231
SOFRINDX+0.90%,
FRN, 5.258%, 10/5/26(*) 1,973 1,982,687
4.955%, SOFR+0.60%,
1/21/28(*) ........... 250 248,250
SOFRINDX+0.89%, FRN,
5.245%, 10/17/29(*) ... 2,985 2,978,397
5.250%, 5/24/41 ..... 1,339 1,300,105
Heineken NV
Ω 4.000%, 10/1/42 ..... 1,100 897,021
ING Groep NV
Ω 4.625%, 1/6/26 ...... 101 101,006
4.550%, 10/2/28 ..... 725 724,628
4.050%, 4/9/29 ...... 252 246,744
Koninklijke KPN NV
8.375%, 10/1/30 ..... 420 490,486
Volkswagen Financial Services
NV
4.250%, 10/9/25, MTN GBP 300 398,266
TOTAL NETHERLANDS .... 13,443,284
Face
Amount^ Value†
(000)
NORWAY — (0.4%)
Aker BP ASA
Ω 3.750%, 1/15/30 ..... 286 $ 270,214
Ω 6.000%, 6/13/33 ..... 6,020 6,045,030
Ω 5.125%, 10/1/34 ..... 10,000 9,342,121
Equinor ASA
3.125%, 4/6/30 ...... 570 538,948
2.375%, 5/22/30 ..... 271 246,468
3.625%, 4/6/40 ...... 2,970 2,418,868
5.100%, 8/17/40 ..... 4,157 4,008,660
4.250%, 11/23/41 .... 496 424,050
3.950%, 5/15/43 ..... 4,788 3,881,967
4.800%, 11/8/43 ..... 2,424 2,179,014
Kommunalbanken AS
Ω SOFRINDX+0.40%,
FRN, 4.760%, 3/3/28(*) 5,000 5,003,532
TOTAL NORWAY ......... 34,358,872
SINGAPORE — (0.0%)
Temasek Financial I, Ltd.
2.375%, 8/2/41, MTN . 185 131,037
TOTAL SINGAPORE ....... 131,037
SPAIN — (0.4%)
Banco Bilbao Vizcaya Argentaria
SA
1.125%, 9/18/25 ..... 1,000 985,233
Banco Santander SA
4.379%, 4/12/28 ..... 200 198,804
# 3.306%, 6/27/29 ..... 202 192,033
3.490%, 5/28/30 ..... 1,000 940,876
5.439%, 7/15/31 ..... 1,000 1,032,525
6.938%, 11/7/33 ..... 7,600 8,541,010
Iberdrola International BV
6.750%, 7/15/36 ..... 450 507,956
New York State Electric & Gas
Corp.
Ω 2.150%, 10/1/31 ..... 60 50,854
Ω 5.850%, 8/15/33 ..... 528 548,379
Ω 5.300%, 8/15/34 ..... 1,420 1,421,782
Santander Holdings USA, Inc.
3.450%, 6/2/25 ...... 1,554 1,551,229
4.500%, 7/17/25 ..... 680 678,911
3.244%, 10/5/26 ..... 1,850 1,810,519
4.400%, 7/13/27 ..... 54 53,616
Telefonica Emisiones SA
7.045%, 6/20/36 ..... 10,575 11,713,010
Telefonica Europe BV
8.250%, 9/15/30 ..... 4,516 5,191,884
TOTAL SPAIN ............ 35,418,621
SUPRANATIONAL — (0.5%)
Asian Development Bank
SOFRINDX+1.00%,
FRN, 5.357%, 6/16/26(*) 53 53,440
SOFRINDX+0.30%,
FRN, 4.657%, 6/20/28(*) 640 639,252

10
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
SUPRANATIONAL — (Continued)
Asian Infrastructure Investment
Bank (The)
0.500%, 5/28/25 ..... 125 $ 124,629
European Bank for
Reconstruction & Development
# 0.500%, 5/19/25 ..... 125 124,730
SOFRINDX+0.33%,
FRN, 4.691%, 2/20/28(*) 1,390 1,390,972
SOFRINDX+0.30%,
FRN, 4.661%, 2/16/29(*) 3,110 3,106,389
European Investment Bank
SOFRINDX+0.32%,
FRN, 4.682%, 8/14/29(*) 5,000 5,003,887
Inter-American Development
Bank
SOFRINDX+0.28%,
FRN, 4.637%, 4/12/27(*) 840 840,042
SOFRINDX+0.35%,
FRN, 4.711%, 10/4/27(*) 750 750,329
SOFRINDX+0.27%,
FRN, 4.627%, 3/20/28(*) 1,650 1,647,327
SOFRINDX+0.35%,
FRN, 4.710%, 10/5/28(*) 3,645 3,648,565
SOFRINDX+0.30%,
FRN, 4.661%, 2/15/29(*) 658 656,737
SOFRINDX+0.37%,
FRN, 4.726%, 8/1/29(*) 8,445 8,452,035
International Bank for
Reconstruction & Development
2.500%, 7/29/25 ..... 880 875,783
SOFRINDX+0.31%,
FRN, 4.667%, 9/18/25(*) 50 50,007
SOFRINDX+0.31%,
FRN, 4.668%, 9/23/26(*) 2,078 2,080,301
SOFRINDX+0.37%,
FRN, 4.727%, 1/12/27(*) 2,811 2,816,511
SOFRINDX+0.28%,
FRN, 4.790%, 2/23/27(*) 360 360,378
SOFRINDX+0.27%,
FRN, 4.627%, 6/15/27(*) 657 656,973
SOFRINDX+0.43%,
FRN, 4.791%, 8/19/27(*) 1,945 1,951,399
SOFRINDX+0.28%, FRN,
4.641%, 11/18/27(*) ... 99 99,001
SOFRINDX+0.30%,
FRN, 4.661%, 5/15/28(*) 1,740 1,740,225
SOFRINDX+0.29%, FRN,
4.651%, 11/22/28(*) ... 1,689 1,683,984
SOFRINDX+0.30%,
FRN, 4.655%, 1/24/29(*) 660 658,203
International Finance Corp.
SOFRINDX+0.28%,
FRN, 4.637%, 3/16/26(*) 376 376,199
Face
Amount^ Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.31%,
FRN, 4.670%, 8/28/28(*),
MTN ............... 1,808 $ 1,807,989
TOTAL SUPRANATIONAL .. 41,595,287
SWEDEN — (0.2%)
Skandinaviska Enskilda Banken
AB
Ω SOFR+0.96%, FRN,
5.318%, 6/9/25(*) ..... 2,710 2,711,813
4.000%, 11/9/26 ..... EUR 500 582,467
Ω SOFR+0.89%, FRN,
5.248%, 3/5/27(*) ..... 2,387 2,393,347
Svenska Handelsbanken AB
Ω 3.650%, 6/10/25 ..... 500 499,510
Ω SOFR+1.25%, FRN,
5.607%, 6/15/26(*) .... 2,000 2,012,170
Ω SOFR+0.66%, FRN,
5.019%, 5/28/27(*) .... 3,907 3,903,968
5.000%, 3/2/28, MTN . AUD 2,000 1,304,702
Ω 5.500%, 6/15/28 ..... 50 51,544
Volvo Treasury AB
4.750%, 6/15/26, MTN GBP 1,400 1,873,289
TOTAL SWEDEN .......... 15,332,810
SWITZERLAND — (0.1%)
UBS AG
SOFR+0.93%, FRN,
5.288%, 9/11/25(*) .... 2,000 2,002,174
1.250%, 6/1/26 ...... 916 887,893
UBS Group AG
Ω 4.125%, 9/24/25 ..... 387 385,962
Ω 4.125%, 4/15/26 ..... 2,934 2,924,726
TOTAL SWITZERLAND ..... 6,200,755
UNITED KINGDOM — (1.4%)
Ashtead Capital, Inc.
Ω 1.500%, 8/12/26 ..... 55 52,934
Ω 2.450%, 8/12/31 ..... 590 501,505
Ω 5.500%, 8/11/32 ..... 5,973 5,922,824
Ω 5.550%, 5/30/33 ..... 1,315 1,300,859
Ω 5.950%, 10/15/33 .... 3,200 3,236,999
Ω 5.800%, 4/15/34 ..... 4,775 4,783,690
AstraZeneca PLC
6.450%, 9/15/37 ..... 288 321,265
Barclays PLC
4.375%, 1/12/26 ..... 221 220,458
BAT Capital Corp.
# 2.259%, 3/25/28 ..... 1,649 1,551,161
3.462%, 9/6/29 ...... 2,189 2,085,786
4.906%, 4/2/30 ...... 1,549 1,556,857
6.343%, 8/2/30 ...... 1,167 1,247,338
2.726%, 3/25/31 ..... 1,560 1,387,619
4.742%, 3/16/32 ..... 2,101 2,049,142
7.750%, 10/19/32 .... 4,539 5,187,892
6.421%, 8/2/33 ...... 3,572 3,823,897

11
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED KINGDOM — (Continued)
4.390%, 8/15/37 ..... 15,815 $ 13,867,575
3.734%, 9/25/40 ..... 223 170,677
7.079%, 8/2/43 ...... 1,335 1,431,684
BAT International Finance PLC
4.448%, 3/16/28 ..... 515 515,593
British Telecommunications PLC
5.125%, 12/4/28 ..... 452 462,846
Ω 3.250%, 11/8/29 ..... 376 356,744
CK Hutchison International 23,
Ltd.
Ω
# 4.875%, 4/21/33 ..... 15,235 14,890,045
Diageo Capital PLC
5.500%, 1/24/33 ..... 49 50,419
3.875%, 4/29/43 ..... 110 86,200
HSBC Holdings PLC
6.100%, 1/14/42 ..... 917 967,449
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.320%, 3/4/27(*) ..... 10,177 10,220,812
Imperial Brands Finance PLC
Ω 5.875%, 7/1/34 ...... 6,875 6,975,189
Lloyds Bank PLC
3.500%, 5/14/25 ..... 320 319,915
Lloyds Banking Group PLC
4.450%, 5/8/25 ...... 884 883,971
4.375%, 3/22/28 ..... 2,433 2,426,861
LSEGA Financing PLC
Ω 3.200%, 4/6/41 ...... 9,452 7,126,054
NatWest Group PLC
4.800%, 4/5/26 ...... 39 39,116
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
5.261%, 5/17/27(*) .... 4,650 4,639,026
Ω 5.309%, SOFR+0.95%,
3/21/28(*) ........... 500 498,893
Ω SOFR+1.14%, FRN,
5.501%, 5/17/29(*) .... 6,066 6,048,227
Reynolds American, Inc.
7.250%, 6/15/37 ..... 3,820 4,186,384
7.000%, 8/4/41 ...... 1,972 2,055,473
6.150%, 9/15/43 ..... 766 754,367
Smith & Nephew PLC
2.032%, 10/14/30 .... 675 585,415
Vodafone Group PLC
# 7.875%, 2/15/30 ..... 41 47,193
6.150%, 2/27/37 ..... 834 881,849
TOTAL UNITED KINGDOM .. 115,718,203
UNITED STATES — (29.8%)
3M Co.
2.375%, 8/26/29 ..... 12 11,049
3.050%, 4/15/30 ..... 4,176 3,885,141
5.700%, 3/15/37, MTN 300 310,924
Abbott Laboratories
# 4.750%, 11/30/36 .... 7,052 6,967,077
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
6.150%, 11/30/37 .... 913 $ 1,008,401
4.750%, 4/15/43 ..... 1,951 1,824,068
AbbVie, Inc.
4.300%, 5/14/36 ..... 560 521,085
4.400%, 11/6/42 ..... 723 629,355
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 .... 236 205,068
AES Corp. (The)
1.375%, 1/15/26 ..... 538 524,618
Ω 3.950%, 7/15/30 ..... 406 379,969
# 2.450%, 1/15/31 ..... 2,341 2,003,718
Aetna, Inc.
6.625%, 6/15/36 ..... 1,281 1,359,027
6.750%, 12/15/37 .... 1,263 1,348,144
4.500%, 5/15/42 ..... 1,180 959,806
Affiliated Managers Group, Inc.
3.300%, 6/15/30 ..... 1,359 1,267,223
5.500%, 8/20/34 ..... 2,248 2,189,642
Aflac, Inc.
6.450%, 8/15/40 ..... 439 472,096
AGCO Corp.
5.800%, 3/21/34 ..... 4,660 4,628,910
Air Products and Chemicals, Inc.
4.850%, 2/8/34 ...... 450 448,514
Alabama Power Co.
5.850%, 11/15/33 .... 4,750 5,047,840
5.500%, 3/15/41 ..... 3,500 3,418,631
5.200%, 6/1/41 ...... 316 291,795
3.750%, 3/1/45 ...... 400 307,471
Albemarle Corp.
# 5.050%, 6/1/32 ...... 3,524 3,244,795
Allegion PLC
3.500%, 10/1/29 ..... 168 159,498
Allegion US Holding Co., Inc.
5.411%, 7/1/32 ...... 875 889,417
Allstate Corp. (The)
5.250%, 3/30/33 ..... 3,225 3,263,934
5.350%, 6/1/33 ...... 800 813,394
5.950%, 4/1/36 ...... 50 52,915
4.500%, 6/15/43 ..... 9,686 8,163,111
Ally Financial, Inc.
8.000%, 11/1/31 ..... 6,915 7,657,676
8.000%, 11/1/31 ..... 6,682 7,339,364
Altria Group, Inc.
4.800%, 2/14/29 ..... 821 825,984
3.400%, 5/6/30 ...... 2,171 2,041,570
2.450%, 2/4/32 ...... 2,211 1,874,594
6.875%, 11/1/33 ..... 1,250 1,375,054
5.800%, 2/14/39 ..... 3,581 3,549,328
3.400%, 2/4/41 ...... 12,592 9,061,182
4.250%, 8/9/42 ...... 7,035 5,568,286
4.500%, 5/2/43 ...... 6,404 5,172,080
Amazon.com, Inc.
3.875%, 8/22/37 ..... 3,704 3,337,619

12
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
2.875%, 5/12/41 ..... 6,250 $ 4,626,289
Amcor Finance USA, Inc.
3.625%, 4/28/26 ..... 82 81,128
Amcor Flexibles North America,
Inc.
4.000%, 5/17/25 ..... 50 49,961
2.630%, 6/19/30 ..... 894 803,292
Amdocs, Ltd.
2.538%, 6/15/30 ..... 504 448,020
American Electric Power Co.,
Inc.
2.300%, 3/1/30 ...... 320 286,540
American Express Co.
SOFR+0.76%, FRN,
5.120%, 2/13/26(*) .... 200 200,410
8.150%, 3/19/38 ..... 50 61,804
4.050%, 12/3/42 ..... 160 133,262
American Tower Corp.
3.375%, 10/15/26 .... 51 50,175
3.650%, 3/15/27 ..... 51 50,226
1.500%, 1/31/28 ..... 50 46,172
3.950%, 3/15/29 ..... 51 49,744
3.800%, 8/15/29 ..... 521 503,656
2.900%, 1/15/30 ..... 364 337,123
2.100%, 6/15/30 ..... 478 421,087
1.875%, 10/15/30 .... 396 340,773
2.700%, 4/15/31 ..... 2,189 1,946,303
2.300%, 9/15/31 ..... 202 173,838
4.050%, 3/15/32 ..... 859 814,599
5.650%, 3/15/33 ..... 50 51,659
American Water Capital Corp.
4.450%, 6/1/32 ...... 576 560,982
5.150%, 3/1/34 ...... 5,000 5,032,769
6.593%, 10/15/37 .... 523 576,838
Americo Life, Inc.
Ω 3.450%, 4/15/31 ..... 500 441,089
Americold Realty Operating
Partnership, LP
5.600%, 5/15/32 ..... 6,000 6,005,829
Ameriprise Financial, Inc.
4.500%, 5/13/32 ..... 54 52,864
5.150%, 5/15/33 ..... 2,400 2,429,165
Amgen, Inc.
2.450%, 2/21/30 ..... 78 70,942
6.375%, 6/1/37 ...... 246 267,322
3.150%, 2/21/40 ..... 1,415 1,071,037
4.950%, 10/1/41 ..... 200 181,717
5.150%, 11/15/41 .... 568 523,858
Amphenol Corp.
5.000%, 1/15/35 ..... 400 400,999
Analog Devices, Inc.
3.450%, 6/15/27 ..... 51 50,482
2.800%, 10/1/41 ..... 2,966 2,137,169
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Aon Corp.
4.500%, 12/15/28 .... 51 $ 51,236
2.800%, 5/15/30 ..... 107 98,209
6.250%, 9/30/40 ..... 2,268 2,412,825
Appalachian Power Co.
5.650%, 4/1/34 ...... 400 405,584
6.375%, 4/1/36 ...... 777 814,946
7.000%, 4/1/38 ...... 951 1,059,591
Apple, Inc.
1.650%, 2/8/31 ...... 4,092 3,575,695
2.375%, 2/8/41 ...... 250 173,155
Archer-Daniels-Midland Co.
4.535%, 3/26/42 ..... 200 177,422
Ares Capital Corp.
5.875%, 3/1/29 ...... 200 201,358
5.950%, 7/15/29 ..... 892 902,958
5.800%, 3/8/32 ...... 6,904 6,744,708
Arizona Public Service Co.
2.600%, 8/15/29 ..... 856 790,963
2.200%, 12/15/31 .... 1,064 900,081
6.350%, 12/15/32 .... 204 217,194
4.500%, 4/1/42 ...... 440 369,617
Arrow Electronics, Inc.
3.875%, 1/12/28 ..... 449 439,573
2.950%, 2/15/32 ..... 86 73,728
5.875%, 4/10/34 ..... 7,035 7,072,405
Assurant, Inc.
2.650%, 1/15/32 ..... 5,060 4,257,556
Assured Guaranty US Holdings,
Inc.
# 3.150%, 6/15/31 ..... 800 727,660
AT&T, Inc.
5.400%, 2/15/34 ..... 400 408,467
4.500%, 5/15/35 ..... 2,505 2,363,338
4.900%, 8/15/37 ..... 315 297,576
6.300%, 1/15/38 ..... 50 53,709
4.850%, 3/1/39 ...... 1,372 1,273,632
5.350%, 9/1/40 ...... 400 382,917
3.500%, 6/1/41 ...... 13,530 10,388,541
4.300%, 12/15/42 .... 50 41,706
Athene Holding, Ltd.
6.650%, 2/1/33 ...... 2,317 2,459,768
# 5.875%, 1/15/34 ..... 10,203 10,331,949
Atmos Energy Corp.
5.900%, 11/15/33 .... 870 925,094
Autodesk, Inc.
2.400%, 12/15/31 .... 5,000 4,323,200
AutoNation, Inc.
1.950%, 8/1/28 ...... 75 68,437
2.400%, 8/1/31 ...... 1,679 1,409,972
3.850%, 3/1/32 ...... 2,414 2,169,859
5.890%, 3/15/35 ..... 1,122 1,109,069
AvalonBay Communities, Inc.
2.950%, 5/11/26 ..... 50 49,259

13
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
5.000%, 2/15/33 ..... 408 $ 406,796
5.300%, 12/7/33 ..... 400 404,750
Avnet, Inc.
4.625%, 4/15/26 ..... 1,607 1,603,872
3.000%, 5/15/31 ..... 9,475 8,245,929
5.500%, 6/1/32 ...... 18,912 18,554,700
Baker Hughes Holdings LLC
5.125%, 9/15/40 ..... 2,653 2,516,517
Baker Hughes Holdings LLC/
Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27 .... 50 48,960
3.138%, 11/7/29 ..... 230 217,441
4.486%, 5/1/30 ...... 51 50,544
Bank of America Corp.
5.875%, 2/7/42 ...... 5,027 5,182,852
Bank of America NA
SOFR+1.02%, FRN,
5.381%, 8/18/26(*) .... 3,788 3,803,379
Bank of New York Mellon Corp.
(The)
2.050%, 1/26/27 ..... 520 501,934
Berkshire Hathaway Energy Co.
6.125%, 4/1/36 ...... 16,163 17,040,657
5.950%, 5/15/37 ..... 2,570 2,698,394
Berkshire Hathaway Finance
Corp.
2.875%, 3/15/32 ..... 4,620 4,231,085
4.400%, 5/15/42 ..... 1,886 1,743,352
# 4.300%, 5/15/43 ..... 7,668 6,739,624
Best Buy Co., Inc.
4.450%, 10/1/28 ..... 2,477 2,473,502
Biogen, Inc.
4.050%, 9/15/25 ..... 185 184,377
2.250%, 5/1/30 ...... 388 345,057
Black Hills Corp.
2.500%, 6/15/30 ..... 1,036 924,266
6.150%, 5/15/34 ..... 3,838 3,979,959
6.000%, 1/15/35 ..... 252 260,265
BlackRock Funding, Inc.
5.000%, 3/14/34 ..... 139 140,931
4.900%, 1/8/35 ...... 10,000 10,018,857
Blackrock, Inc.
2.100%, 2/25/32 ..... 5,050 4,299,179
4.750%, 5/25/33 ..... 11,005 11,007,092
Block Financial LLC
2.500%, 7/15/28 ..... 115 106,845
Blue Owl Finance LLC
4.375%, 2/15/32 ..... 455 419,208
6.250%, 4/18/34 ..... 13,948 14,072,602
Boardwalk Pipelines, LP
4.800%, 5/3/29 ...... 502 502,727
3.400%, 2/15/31 ..... 420 381,701
3.600%, 9/1/32 ...... 1,580 1,391,077
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Boeing Co. (The)
2.700%, 2/1/27 ...... 63 $ 60,864
3.200%, 3/1/29 ...... 189 178,403
2.950%, 2/1/30 ...... 2,027 1,859,848
6.125%, 2/15/33 ..... 395 409,767
3.600%, 5/1/34 ...... 617 532,313
3.550%, 3/1/38 ...... 150 116,075
6.875%, 3/15/39 ..... 1,881 2,017,248
5.875%, 2/15/40 ..... 230 225,337
Booz Allen Hamilton, Inc.
5.950%, 8/4/33 ...... 1,170 1,179,086
BorgWarner, Inc.
# 5.400%, 8/15/34 ..... 400 395,707
Boston Properties, LP
2.900%, 3/15/30 ..... 795 719,770
# 3.250%, 1/30/31 ..... 1,751 1,577,495
2.550%, 4/1/32 ...... 587 483,000
2.450%, 10/1/33 ..... 598 467,982
# 6.500%, 1/15/34 ..... 6,754 7,080,633
5.750%, 1/15/35 ..... 14,055 13,861,314
Boston Scientific Corp.
7.375%, 1/15/40 ..... 799 945,297
BP Capital Markets America, Inc.
2.721%, 1/12/32 ..... 1,250 1,098,757
4.812%, 2/13/33 ..... 8,262 8,108,786
4.893%, 9/11/33 ..... 6,050 5,944,044
4.989%, 4/10/34 ..... 400 393,354
5.227%, 11/17/34 .... 5,947 5,942,171
3.060%, 6/17/41 ..... 4,730 3,406,455
Brighthouse Financial, Inc.
# 5.625%, 5/15/30 ..... 10,935 11,218,717
Bristol-Myers Squibb Co.
5.900%, 11/15/33 .... 800 853,697
4.125%, 6/15/39 ..... 2,516 2,207,267
2.350%, 11/13/40 .... 400 270,423
3.550%, 3/15/42 ..... 777 604,242
4.625%, 5/15/44 ..... 1,090 957,481
Brixmor Operating Partnership,
LP
4.125%, 6/15/26 ..... 58 57,651
3.900%, 3/15/27 ..... 134 132,204
2.250%, 4/1/28 ...... 1,038 969,949
# 4.125%, 5/15/29 ..... 3,547 3,457,275
# 4.050%, 7/1/30 ...... 2,230 2,140,941
2.500%, 8/16/31 ..... 942 812,790
Broadcom Corp./Broadcom
Cayman Finance, Ltd.
3.500%, 1/15/28 ..... 51 49,906
Broadcom, Inc.
5.000%, 4/15/30 ..... 49 49,811
4.150%, 11/15/30 .... 822 801,155
Ω
# 2.450%, 2/15/31 ..... 260 229,731
Ω 4.150%, 4/15/32 ..... 1,961 1,865,077
4.300%, 11/15/32 .... 489 467,361

14
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Ω 2.600%, 2/15/33 ..... 415 $ 349,951
Ω 3.419%, 4/15/33 ..... 1,335 1,190,558
Ω 3.469%, 4/15/34 ..... 3,318 2,915,146
3.469%, 4/15/34 ..... 110 96,644
Ω 3.187%, 11/15/36 .... 2,058 1,679,453
Ω 4.926%, 5/15/37 ..... 462 442,479
Ω 3.500%, 2/15/41 ..... 2,325 1,803,629
Broadstone Net Lease LLC
2.600%, 9/15/31 ..... 2,092 1,762,364
Brown & Brown, Inc.
4.500%, 3/15/29 ..... 51 50,814
2.375%, 3/15/31 ..... 1,340 1,156,515
5.650%, 6/11/34 ..... 400 404,510
Brunswick Corp.
2.400%, 8/18/31 ..... 2,020 1,646,953
4.400%, 9/15/32 ..... 2,458 2,206,051
Bunge, Ltd. Finance Corp.
2.750%, 5/14/31 ..... 200 179,032
Burlington Northern Santa Fe
LLC
6.150%, 5/1/37 ...... 2,655 2,874,675
5.750%, 5/1/40 ...... 9,660 9,987,865
5.050%, 3/1/41 ...... 400 376,508
5.400%, 6/1/41 ...... 675 661,092
4.950%, 9/15/41 ..... 510 475,820
4.400%, 3/15/42 ..... 424 368,611
4.450%, 3/15/43 ..... 700 609,606
5.150%, 9/1/43 ...... 50 47,572
Burlington Resources LLC
7.200%, 8/15/31 ..... 400 450,122
CA, Inc.
4.700%, 3/15/27 ..... 786 780,518
Camden Property Trust
4.100%, 10/15/28 .... 47 46,478
3.150%, 7/1/29 ...... 51 48,235
4.900%, 1/15/34 ..... 4,400 4,332,013
Cargill, Inc.
Ω 4.000%, 6/22/32 ..... 400 379,343
Ω 5.125%, 10/11/32 .... 972 983,113
Carrier Global Corp.
3.377%, 4/5/40 ...... 1,420 1,109,373
Caterpillar Financial Services
Corp.
SOFR+0.46%, FRN,
4.819%, 2/27/26(*) .... 850 850,068
4.738%, SOFR+0.38%,
1/7/27(*) ............ 150 149,612
SOFR+0.52%, FRN,
4.881%, 5/14/27(*) .... 3,760 3,754,134
Cboe Global Markets, Inc.
3.000%, 3/16/32 ..... 2,136 1,915,431
CBRE Services, Inc.
5.950%, 8/15/34 ..... 1,862 1,923,394
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
CenterPoint Energy Resources
Corp.
4.400%, 7/1/32 ...... 624 $ 601,455
5.400%, 3/1/33 ...... 767 785,687
5.400%, 7/1/34 ...... 498 502,909
5.850%, 1/15/41 ..... 150 151,067
CF Industries, Inc.
4.950%, 6/1/43 ...... 3,583 3,055,490
Charles Schwab Corp. (The)
SOFRINDX+0.52%,
FRN, 4.880%, 5/13/26(*) 1,336 1,334,832
SOFRINDX+1.05%,
FRN, 5.410%, 3/3/27(*) 4,043 4,062,447
2.300%, 5/13/31 ..... 763 671,847
2.900%, 3/3/32 ...... 1,270 1,119,271
Chevron Corp.
2.978%, 5/11/40 ..... 2,339 1,778,951
Chevron USA, Inc.
1.018%, 8/12/27 ..... 1,981 1,855,960
5.250%, 11/15/43 .... 5,004 4,807,701
Choice Hotels International, Inc.
3.700%, 12/1/29 ..... 1,676 1,571,483
Chubb Corp. (The)
6.500%, 5/15/38 ..... 100 110,771
Chubb INA Holdings LLC
5.000%, 3/15/34 ..... 18,556 18,583,291
Cigna Group (The)
4.500%, 2/25/26 ..... 28 27,974
2.375%, 3/15/31 ..... 3,300 2,897,918
5.125%, 5/15/31 ..... 300 306,408
5.400%, 3/15/33 ..... 5,345 5,469,497
5.250%, 2/15/34 ..... 173 174,392
4.800%, 8/15/38 ..... 7,413 6,885,259
3.200%, 3/15/40 ..... 4,706 3,574,827
6.125%, 11/15/41 .... 9,280 9,565,278
Cincinnati Financial Corp.
6.920%, 5/15/28 ..... 537 574,806
6.125%, 11/1/34 ..... 6,058 6,364,228
Cisco Systems, Inc.
5.900%, 2/15/39 ..... 9,234 9,852,827
5.500%, 1/15/40 ..... 2,519 2,573,726
Citibank NA
SOFR+0.81%, FRN,
5.166%, 9/29/25(*) .... 2,368 2,370,680
SOFRINDX+0.59%,
FRN, 4.946%, 4/30/26(*) 1,460 1,456,731
SOFR+0.71%, FRN,
5.063%, 8/6/26(*) ..... 2,905 2,903,635
SOFRINDX+1.06%,
FRN, 5.420%, 12/4/26(*) 3,300 3,310,298
Citigroup, Inc.
3.700%, 1/12/26 ..... 60 59,721
6.875%, 3/5/38 ...... 1,000 1,106,028
8.125%, 7/15/39 ..... 10,990 13,593,956

15
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
5.875%, 1/30/42 ..... 4,833 $ 4,897,735
Citizens Financial Group, Inc.
2.500%, 2/6/30 ...... 300 268,144
CME Group, Inc.
5.300%, 9/15/43 ..... 3,539 3,520,451
CMS Energy Corp.
4.700%, 3/31/43 ..... 494 422,515
CNA Financial Corp.
3.900%, 5/1/29 ...... 779 759,007
2.050%, 8/15/30 ..... 1,445 1,253,912
5.500%, 6/15/33 ..... 5,380 5,455,738
5.125%, 2/15/34 ..... 1,950 1,924,759
CNO Financial Group, Inc.
5.250%, 5/30/25 ..... 163 162,990
5.250%, 5/30/29 ..... 6,525 6,529,887
6.450%, 6/15/34 ..... 5,573 5,749,700
Comcast Corp.
3.400%, 4/1/30 ...... 72 68,667
5.500%, 11/15/32 .... 800 831,874
4.250%, 1/15/33 ..... 1,167 1,116,534
7.050%, 3/15/33 ..... 3,098 3,500,781
4.800%, 5/15/33 ..... 450 444,257
# 5.300%, 6/1/34 ...... 800 812,930
4.200%, 8/15/34 ..... 1,207 1,130,899
5.650%, 6/15/35 ..... 310 322,048
3.200%, 7/15/36 ..... 5,913 4,897,448
6.450%, 3/15/37 ..... 500 545,400
3.900%, 3/1/38 ...... 3,500 2,998,534
6.400%, 5/15/38 ..... 756 809,019
4.600%, 10/15/38 .... 2,463 2,256,319
6.550%, 7/1/39 ...... 355 391,106
3.250%, 11/1/39 ..... 6,821 5,278,690
6.400%, 3/1/40 ...... 800 863,679
3.750%, 4/1/40 ...... 5,536 4,539,836
4.650%, 7/15/42 ..... 400 349,678
Conagra Brands, Inc.
4.600%, 11/1/25 ..... 272 271,769
7.000%, 10/1/28 ..... 52 55,872
4.850%, 11/1/28 ..... 52 52,349
8.250%, 9/15/30 ..... 1,195 1,372,503
5.300%, 11/1/38 ..... 6,584 6,232,637
ConocoPhillips Co.
4.850%, 1/15/32 ..... 450 450,723
5.050%, 9/15/33 ..... 1,075 1,075,799
5.000%, 1/15/35 ..... 400 393,705
5.900%, 5/15/38 ..... 1,643 1,701,202
6.500%, 2/1/39 ...... 2,025 2,217,988
3.758%, 3/15/42 ..... 1,853 1,436,603
Consolidated Edison Co. of New
York, Inc.
# 2.400%, 6/15/31 ..... 65 57,928
5.200%, 3/1/33 ...... 400 406,240
5.500%, 3/15/34 ..... 400 414,283
5.375%, 5/15/34 ..... 400 409,376
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
6.200%, 6/15/36 ..... 1,295 $ 1,398,837
6.300%, 8/15/37 ..... 74 79,971
6.750%, 4/1/38 ...... 374 421,735
5.500%, 12/1/39 ..... 3,510 3,504,285
5.700%, 6/15/40 ..... 681 692,091
4.200%, 3/15/42 ..... 1,269 1,055,291
4.450%, 3/15/44 ..... 2,970 2,523,268
Constellation Brands, Inc.
4.650%, 11/15/28 .... 20 20,057
Constellation Energy Generation
LLC
3.250%, 6/1/25 ...... 117 116,771
6.250%, 10/1/39 ..... 779 809,828
5.750%, 10/1/41 ..... 766 745,645
5.600%, 6/15/42 ..... 1,644 1,570,600
Continental Resources, Inc.
Ω 2.875%, 4/1/32 ...... 6,505 5,209,784
4.900%, 6/1/44 ...... 19,277 14,887,365
COPT Defense Properties, LP
2.750%, 4/15/31 ..... 250 216,596
2.900%, 12/1/33 ..... 100 80,370
Corebridge Financial, Inc.
4.350%, 4/5/42 ...... 320 261,115
Cox Communications, Inc.
Ω 1.800%, 10/1/30 ..... 356 303,790
Ω 5.700%, 6/15/33 ..... 156 156,913
Ω 5.450%, 9/1/34 ...... 5,350 5,257,354
Ω 4.800%, 2/1/35 ...... 2,773 2,592,209
Ω 8.375%, 3/1/39 ...... 1,787 2,157,078
Ω 4.500%, 6/30/43 ..... 5,458 4,300,151
Crown Castle, Inc.
3.100%, 11/15/29 .... 18 16,732
3.300%, 7/1/30 ...... 64 59,211
2.250%, 1/15/31 ..... 221 190,786
2.900%, 4/1/41 ...... 1,080 758,490
CSL Finance PLC
Ω 4.250%, 4/27/32 ..... 866 829,961
Ω 4.625%, 4/27/42 ..... 1,589 1,392,580
CSX Corp.
5.200%, 11/15/33 .... 1,391 1,423,493
5.500%, 4/15/41 ..... 2,095 2,057,241
4.750%, 5/30/42 ..... 2,508 2,256,720
CVS Health Corp.
4.875%, 7/20/35 ..... 1,036 974,087
4.780%, 3/25/38 ..... 9,154 8,255,755
6.125%, 9/15/39 ..... 831 840,857
4.125%, 4/1/40 ...... 1,679 1,366,180
5.300%, 12/5/43 ..... 4,174 3,728,715
6.000%, 6/1/44 ...... 11,689 11,321,835
Darden Restaurants, Inc.
6.300%, 10/10/33 .... 585 621,200
DCP Midstream Operating, LP
8.125%, 8/16/30 ..... 100 114,247
Ω 6.450%, 11/3/36 ..... 2,400 2,424,187

16
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Ω 6.750%, 9/15/37 ..... 858 $ 873,785
5.600%, 4/1/44 ...... 3,420 3,031,939
Dell International LLC/EMC Corp.
# 5.750%, 2/1/33 ...... 400 413,595
5.500%, 4/1/35 ...... 1,000 981,948
3.375%, 12/15/41 .... 1,921 1,378,076
Dell, Inc.
6.500%, 4/15/38 ..... 2,244 2,329,110
5.400%, 9/10/40 ..... 200 183,206
DENTSPLY SIRONA, Inc.
3.250%, 6/1/30 ...... 1,755 1,565,888
Devon Energy Corp.
7.875%, 9/30/31 ..... 914 1,035,084
7.950%, 4/15/32 ..... 1,400 1,555,432
5.200%, 9/15/34 ..... 2,035 1,908,044
5.600%, 7/15/41 ..... 11,982 10,528,318
4.750%, 5/15/42 ..... 18,378 14,526,662
Dick's Sporting Goods, Inc.
# 3.150%, 1/15/32 ..... 2,597 2,274,311
Discover Bank
3.450%, 7/27/26 ..... 55 54,143
2.700%, 2/6/30 ...... 2,907 2,616,157
Discover Financial Services
6.700%, 11/29/32 .... 2,917 3,110,704
Dollar General Corp.
# 5.450%, 7/5/33 ...... 150 151,295
Dominion Energy, Inc.
5.450%, 3/15/35 ..... 400 398,053
4.900%, 8/1/41 ...... 666 585,301
4.050%, 9/15/42 ..... 3,806 2,986,306
Dow Chemical Co. (The)
6.300%, 3/15/33 ..... 420 447,438
4.250%, 10/1/34 ..... 930 830,798
5.250%, 11/15/41 .... 385 341,948
4.375%, 11/15/42 .... 750 590,722
Duke Energy Carolinas LLC
6.100%, 6/1/37 ...... 13,951 14,718,773
Duke Energy Corp.
2.450%, 6/1/30 ...... 262 235,338
Duquesne Light Holdings, Inc.
Ω 3.616%, 8/1/27 ...... 200 193,380
Ω 2.532%, 10/1/30 ..... 1,563 1,375,358
Ω 2.775%, 1/7/32 ...... 2,850 2,445,736
DXC Technology Co.
2.375%, 9/15/28 ..... 4,067 3,727,543
Eagle Materials, Inc.
2.500%, 7/1/31 ...... 1,179 1,029,046
Eastman Chemical Co.
4.500%, 12/1/28 ..... 10 9,954
eBay, Inc.
6.300%, 11/22/32 .... 575 619,594
4.000%, 7/15/42 ..... 3,000 2,375,843
Edison International
4.700%, 8/15/25 ..... 52 51,888
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Elevance Health, Inc.
2.550%, 3/15/31 ..... 525 $ 468,054
4.950%, 11/1/31 ..... 1,150 1,161,078
4.100%, 5/15/32 ..... 2,185 2,068,384
4.750%, 2/15/33 ..... 4,750 4,668,537
5.375%, 6/15/34 ..... 4,190 4,243,374
5.950%, 12/15/34 .... 858 902,830
5.200%, 2/15/35 ..... 1,369 1,370,163
5.850%, 1/15/36 ..... 480 501,211
6.375%, 6/15/37 ..... 6,694 7,213,317
4.625%, 5/15/42 ..... 6,099 5,287,812
4.650%, 1/15/43 ..... 6,626 5,768,864
5.100%, 1/15/44 ..... 2,513 2,286,359
4.650%, 8/15/44 ..... 1,044 900,871
Energy Transfer, LP
2.900%, 5/15/25 ..... 48 47,962
5.950%, 12/1/25 ..... 277 278,049
4.750%, 1/15/26 ..... 251 250,867
5.500%, 6/1/27 ...... 54 54,830
4.000%, 10/1/27 ..... 51 50,354
4.950%, 6/15/28 ..... 52 52,471
# 5.250%, 4/15/29 ..... 900 911,484
4.150%, 9/15/29 ..... 343 332,757
8.250%, 11/15/29 .... 869 966,980
5.750%, 2/15/33 ..... 277 280,888
6.550%, 12/1/33 ..... 1,000 1,052,714
6.625%, 10/15/36 .... 1,038 1,084,298
5.800%, 6/15/38 ..... 421 409,850
7.500%, 7/1/38 ...... 3,332 3,703,830
6.850%, 2/15/40 ..... 1,000 1,061,727
6.050%, 6/1/41 ...... 7,714 7,405,886
6.500%, 2/1/42 ...... 8,670 8,591,327
6.100%, 2/15/42 ..... 1,609 1,555,888
4.950%, 1/15/43 ..... 100 82,745
5.150%, 2/1/43 ...... 1,410 1,203,724
5.950%, 10/1/43 ..... 682 632,918
5.300%, 4/1/44 ...... 1,750 1,499,319
Entergy Corp.
2.800%, 6/15/30 ..... 1,000 910,103
Enterprise Products Operating
LLC
4.850%, 1/31/34 ..... 400 392,943
6.650%, 10/15/34 .... 296 327,387
4.950%, 2/15/35 ..... 800 784,585
5.750%, 3/1/35 ...... 432 442,163
7.550%, 4/15/38 ..... 4,363 5,176,969
6.125%, 10/15/39 .... 4,648 4,897,044
6.450%, 9/1/40 ...... 8,529 9,208,356
5.950%, 2/1/41 ...... 3,707 3,739,560
5.700%, 2/15/42 ..... 772 759,610
4.850%, 8/15/42 ..... 2,435 2,170,813
4.450%, 2/15/43 ..... 1,912 1,606,580
4.850%, 3/15/44 ..... 8,564 7,571,015

17
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
EPR Properties
3.600%, 11/15/31 .... 3,087 $ 2,729,135
Equifax, Inc.
2.350%, 9/15/31 ..... 355 306,408
Equinix, Inc.
1.000%, 9/15/25 ..... 104 102,539
2.150%, 7/15/30 ..... 205 181,333
3.900%, 4/15/32 ..... 209 195,621
Equitable Holdings, Inc.
7.000%, 4/1/28 ...... 150 159,585
5.594%, 1/11/33 ..... 475 485,063
ERAC USA Finance LLC
Ω 4.900%, 5/1/33 ...... 2,151 2,123,657
Ω 5.200%, 10/30/34 .... 1,224 1,233,474
Ω 5.625%, 3/15/42 ..... 2,185 2,159,781
ERP Operating, LP
3.375%, 6/1/25 ...... 196 195,749
4.650%, 9/15/34 ..... 400 384,221
Estee Lauder Cos., Inc. (The)
# 4.650%, 5/15/33 ..... 3,850 3,721,315
# 5.000%, 2/14/34 ..... 400 391,513
6.000%, 5/15/37 ..... 359 384,538
Eversource Energy
3.375%, 3/1/32 ...... 5,000 4,478,001
Expedia Group, Inc.
3.250%, 2/15/30 ..... 1,772 1,656,269
5.400%, 2/15/35 ..... 1,976 1,945,139
Experian Finance PLC
Ω 4.250%, 2/1/29 ...... 688 684,696
Ω 2.750%, 3/8/30 ...... 302 280,148
Extra Space Storage, LP
2.350%, 3/15/32 ..... 400 332,561
Exxon Mobil Corp.
2.995%, 8/16/39 ..... 1,099 841,579
4.227%, 3/19/40 ..... 5,776 5,110,553
FedEx Corp.
Ω 3.900%, 2/1/35 ...... 90 78,987
Ω 3.250%, 5/15/41 ..... 2,582 1,780,493
Ω 4.100%, 4/15/43 ..... 904 687,099
Fidelity National Financial, Inc.
4.500%, 8/15/28 ..... 40 39,473
3.400%, 6/15/30 ..... 1,875 1,723,710
2.450%, 3/15/31 ..... 1,732 1,479,856
Fidelity National Information
Services, Inc.
3.100%, 3/1/41 ...... 102 72,583
First American Financial Corp.
4.000%, 5/15/30 ..... 1,442 1,364,991
2.400%, 8/15/31 ..... 1,239 1,047,294
5.450%, 9/30/34 ..... 630 609,069
Flex, Ltd.
4.750%, 6/15/25 ..... 250 249,891
3.750%, 2/1/26 ...... 4,069 4,032,477
6.000%, 1/15/28 ..... 499 510,231
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
4.875%, 6/15/29 ..... 5,701 $ 5,660,391
4.875%, 5/12/30 ..... 3,394 3,341,259
Flowserve Corp.
3.500%, 10/1/30 ..... 4,356 4,016,003
2.800%, 1/15/32 ..... 1,958 1,669,031
FMC Corp.
5.650%, 5/18/33 ..... 4,206 4,052,271
FMR LLC
Ω 7.570%, 6/15/29 ..... 152 170,011
Fortune Brands Innovations, Inc.
3.250%, 9/15/29 ..... 1,343 1,262,916
4.000%, 3/25/32 ..... 933 862,575
5.875%, 6/1/33 ...... 556 571,720
Fox Corp.
4.709%, 1/25/29 ..... 51 50,938
6.500%, 10/13/33 .... 3,975 4,228,399
5.476%, 1/25/39 ..... 18,519 17,782,150
Franklin Resources, Inc.
1.600%, 10/30/30 .... 1,000 856,255
Freeport-McMoRan, Inc.
5.450%, 3/15/43 ..... 180 166,422
GATX Corp.
4.550%, 11/7/28 ..... 43 43,006
3.500%, 6/1/32 ...... 400 358,111
6.050%, 3/15/34 ..... 613 637,374
General Electric Co.
4.200%, 10/1/27 ..... 157 154,386
5.600%, 10/15/32 .... 1,696 1,681,446
5.000%, 4/1/35 ...... 644 589,581
6.600%, 4/1/36 ...... 7,162 7,355,185
6.150%, 8/7/37 ...... 174 186,600
5.150%, 4/1/38 ...... 2,820 2,537,273
6.250%, 10/2/43 ..... 10,929 10,308,465
4.500%, 3/11/44 ..... 200 174,537
General Motors Co.
6.125%, 10/1/25 ..... 19 19,071
5.400%, 10/15/29 .... 2,824 2,845,790
General Motors Financial Co.,
Inc.
2.750%, 6/20/25 ..... 49 48,848
1.250%, 1/8/26 ...... 51 49,745
4.350%, 1/17/27 ..... 51 50,527
SOFR+1.04%, FRN,
5.399%, 2/26/27(*) .... 423 418,513
SOFRINDX+1.05%,
FRN, 5.405%, 7/15/27(*) 495 486,473
2.400%, 4/10/28 ..... 703 653,042
2.400%, 10/15/28 .... 50 45,850
5.650%, 1/17/29 ..... 311 315,029
4.300%, 4/6/29 ...... 1,439 1,390,128
3.600%, 6/21/30 ..... 1,393 1,281,606
2.350%, 1/8/31 ...... 1,667 1,415,946
5.750%, 2/8/31 ...... 371 374,518
2.700%, 6/10/31 ..... 1,464 1,252,972

18
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
3.100%, 1/12/32 ..... 2,128 $ 1,823,573
5.625%, 4/4/32 ...... 400 396,927
6.400%, 1/9/33 ...... 2,843 2,938,508
6.100%, 1/7/34 ...... 1,040 1,045,075
5.950%, 4/4/34 ...... 3,143 3,128,617
5.450%, 9/6/34 ...... 42 40,305
Georgia Power Co.
SOFRINDX+0.75%,
FRN, 5.112%, 5/8/25(*) 1,104 1,104,062
4.950%, 5/17/33 ..... 3,939 3,928,986
4.300%, 3/15/42 ..... 2,339 1,981,356
Georgia-Pacific LLC
Ω 1.750%, 9/30/25 ..... 179 176,817
8.875%, 5/15/31 ..... 708 863,563
Gilead Sciences, Inc.
5.100%, 6/15/35 ..... 836 839,011
4.600%, 9/1/35 ...... 200 192,471
2.600%, 10/1/40 ..... 860 608,216
5.650%, 12/1/41 ..... 7,735 7,730,241
4.800%, 4/1/44 ...... 10,849 9,717,008
GlaxoSmithKline Capital, Inc.
6.375%, 5/15/38 ..... 200 220,165
Global Payments, Inc.
2.150%, 1/15/27 ..... 52 49,832
3.200%, 8/15/29 ..... 1,026 955,269
2.900%, 5/15/30 ..... 564 507,946
2.900%, 11/15/31 .... 858 744,546
# 5.400%, 8/15/32 ..... 3,207 3,188,826
Goldman Sachs Group, Inc.
(The)
3.750%, 5/22/25 ..... 685 684,573
2.600%, 2/7/30 ...... 921 841,192
# 3.800%, 3/15/30 ..... 851 819,838
6.125%, 2/15/33 ..... 2,087 2,245,819
6.250%, 2/1/41 ...... 10,281 10,728,910
4.800%, 7/8/44, MTN . 381 334,317
Halliburton Co.
4.850%, 11/15/35 .... 10,708 10,078,031
6.700%, 9/15/38 ..... 8,854 9,536,387
7.450%, 9/15/39 ..... 7,103 8,102,763
4.500%, 11/15/41 .... 1,760 1,452,522
4.750%, 8/1/43 ...... 7,686 6,430,342
Harley-Davidson Financial
Services, Inc.
Ω 3.050%, 2/14/27 ..... 2,778 2,661,642
Hartford Insurance Group, Inc.
(The)
6.100%, 10/1/41 ..... 86 87,701
Hasbro, Inc.
6.050%, 5/14/34 ..... 2,550 2,588,281
6.350%, 3/15/40 ..... 9,129 9,135,844
5.100%, 5/15/44 ..... 600 514,056
HCA, Inc.
7.690%, 6/15/25 ..... 340 340,797
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
5.500%, 3/1/32 ...... 1,400 $ 1,417,383
7.500%, 11/6/33 ..... 4,067 4,585,590
5.600%, 4/1/34 ...... 470 472,412
4.375%, 3/15/42 ..... 3,900 3,174,824
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω
# 1.500%, 6/1/25 ...... 802 799,695
Ω 2.200%, 6/1/30 ...... 253 224,984
Ω 5.450%, 6/15/34 ..... 3,050 3,075,677
Healthcare Realty Holdings, LP
3.875%, 5/1/25 ...... 101 101,000
3.625%, 1/15/28 ..... 2,342 2,269,438
3.100%, 2/15/30 ..... 653 599,501
2.400%, 3/15/30 ..... 2,893 2,545,192
2.000%, 3/15/31 ..... 445 375,185
2.050%, 3/15/31 ..... 50 41,621
Helmerich & Payne, Inc.
2.900%, 9/29/31 ..... 1,345 1,115,314
Ω
# 5.500%, 12/1/34 ..... 6,065 5,342,759
Hess Corp.
7.875%, 10/1/29 ..... 110 123,832
7.300%, 8/15/31 ..... 190 213,625
7.125%, 3/15/33 ..... 200 224,612
6.000%, 1/15/40 ..... 1,058 1,106,981
5.600%, 2/15/41 ..... 1,145 1,128,804
Highwoods Realty, LP
3.050%, 2/15/30 ..... 900 802,764
2.600%, 2/1/31 ...... 730 619,364
7.650%, 2/1/34 ...... 1,596 1,747,900
Home Depot, Inc. (The)
4.850%, 6/25/31 ..... 500 510,572
3.300%, 4/15/40 ..... 4,067 3,211,872
5.400%, 9/15/40 ..... 1,294 1,296,846
5.950%, 4/1/41 ...... 619 647,871
Honeywell International, Inc.
5.000%, 3/1/35 ...... 400 398,362
5.375%, 3/1/41 ...... 4,500 4,482,065
Host Hotels & Resorts, LP
4.000%, 6/15/25 ..... 638 637,070
3.375%, 12/15/29 .... 6,284 5,794,255
2.900%, 12/15/31 .... 964 823,706
5.500%, 4/15/35 ..... 5,052 4,878,059
HP, Inc.
2.650%, 6/17/31 ..... 1,376 1,191,232
# 6.000%, 9/15/41 ..... 2,206 2,158,038
Humana, Inc.
5.875%, 3/1/33 ...... 882 903,228
5.550%, 5/1/35 ...... 400 396,902
Huntington Bancshares, Inc.
4.000%, 5/15/25 ..... 50 49,972
# 2.550%, 2/4/30 ...... 1,925 1,737,102
Hyatt Hotels Corp.
5.375%, 12/15/31 .... 11,089 11,022,400

19
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
IBM International Capital Pte,
Ltd.
4.900%, 2/5/34 ...... 1,550 $ 1,523,273
5.250%, 2/5/44 ...... 8,583 8,096,198
Illumina, Inc.
# 2.550%, 3/23/31 ..... 517 444,634
Intel Corp.
4.150%, 8/5/32 ...... 1,250 1,152,633
4.000%, 12/15/32 .... 50 45,503
4.600%, 3/25/40 ..... 4,751 4,035,727
2.800%, 8/12/41 ..... 4,978 3,221,156
4.800%, 10/1/41 ..... 5,998 4,981,084
4.250%, 12/15/42 .... 6,338 4,869,549
5.625%, 2/10/43 ..... 15,686 14,470,355
Inter-American Development
Bank
3.850%, 1/24/29, MTN 800 513,471
Intercontinental Exchange, Inc.
2.100%, 6/15/30 ..... 2,764 2,472,728
5.250%, 6/15/31 ..... 4,262 4,415,119
4.600%, 3/15/33 ..... 2,600 2,563,199
International Business Machines
Corp.
3.500%, 5/15/29 ..... 113 109,382
4.400%, 7/27/32 ..... 525 509,404
4.750%, 2/6/33 ...... 620 615,286
4.150%, 5/15/39 ..... 4,672 4,053,142
5.600%, 11/30/39 .... 5,055 5,119,662
2.850%, 5/15/40 ..... 6,352 4,567,175
4.000%, 6/20/42 ..... 4,923 4,012,268
International Flavors &
Fragrances, Inc.
4.450%, 9/26/28 ..... 52 51,767
Ω 3.268%, 11/15/40 .... 2,775 1,992,516
International Paper Co.
6.000%, 11/15/41 .... 435 430,021
Interpublic Group of Cos., Inc.
(The)
4.650%, 10/1/28 ..... 40 40,180
3.375%, 3/1/41 ...... 158 114,054
Interstate Power and Light Co.
4.100%, 9/26/28 ..... 55 54,429
2.300%, 6/1/30 ...... 45 40,193
5.700%, 10/15/33 .... 798 821,743
4.950%, 9/30/34 ..... 400 389,297
6.250%, 7/15/39 ..... 200 211,550
Invitation Homes Operating
Partnership, LP
2.300%, 11/15/28 .... 51 47,318
4.150%, 4/15/32 ..... 346 322,034
Jabil, Inc.
1.700%, 4/15/26 ..... 600 582,910
4.250%, 5/15/27 ..... 315 313,691
3.600%, 1/15/30 ..... 1,402 1,323,428
3.000%, 1/15/31 ..... 1,398 1,250,440
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Jackson Financial, Inc.
3.125%, 11/23/31 .... 7,607 $ 6,547,540
5.670%, 6/8/32 ...... 100 100,013
Jacobs Engineering Group, Inc.
5.900%, 3/1/33 ...... 8,899 9,050,355
Janus Henderson US Holdings,
Inc.
5.450%, 9/10/34 ..... 5,426 5,198,444
Jefferies Financial Group, Inc.
# 4.850%, 1/15/27 ..... 68 68,361
5.875%, 7/21/28 ..... 620 636,278
4.150%, 1/23/30 ..... 5,766 5,552,184
2.625%, 10/15/31 .... 6,561 5,530,927
2.750%, 10/15/32 .... 1,531 1,253,605
6.200%, 4/14/34 ..... 8,310 8,420,573
6.250%, 1/15/36 ..... 2,511 2,533,743
6.500%, 1/20/43 ..... 550 540,202
6.625%, 10/23/43 .... 424 420,531
Jersey Central Power & Light Co.
Ω 5.100%, 1/15/35 ..... 6,130 6,041,594
John Deere Capital Corp.
SOFR+0.44%, FRN,
4.800%, 3/6/26(*) ..... 490 489,962
SOFR+0.79%, FRN,
5.148%, 6/8/26(*), MTN 300 301,140
SOFR+0.60%, FRN,
4.958%, 6/11/27(*) .... 178 178,108
Johnson & Johnson
3.625%, 3/3/37 ...... 2,131 1,892,951
5.950%, 8/15/37 ..... 72 79,158
3.400%, 1/15/38 ..... 650 555,765
5.850%, 7/15/38 ..... 400 436,969
JPMorgan Chase & Co.
3.900%, 7/15/25 ..... 1,000 998,856
6.400%, 5/15/38 ..... 5,970 6,552,523
5.500%, 10/15/40 .... 13,045 13,143,926
5.600%, 7/15/41 ..... 5,823 5,878,585
5.400%, 1/6/42 ...... 3,782 3,745,544
JPMorgan Chase Bank NA
SOFR+0.62%, FRN,
4.976%, 4/29/26(*) .... 2,625 2,621,127
SOFR+1.00%, FRN,
5.358%, 12/8/26(*) .... 1,787 1,796,375
Juniper Networks, Inc.
3.750%, 8/15/29 ..... 43 41,639
2.000%, 12/10/30 .... 1,161 996,978
Kemper Corp.
3.800%, 2/23/32 ..... 16,140 14,369,852
KeyCorp
2.550%, 10/1/29, MTN 156 141,509
Kimco Realty OP LLC
1.900%, 3/1/28 ...... 73 68,216
2.700%, 10/1/30 ..... 213 193,557
2.250%, 12/1/31 ..... 106 90,678

20
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Kinder Morgan Energy Partners,
LP
7.400%, 3/15/31 ..... 75 $ 83,511
7.750%, 3/15/32 ..... 530 601,057
7.300%, 8/15/33 ..... 1,572 1,720,168
5.800%, 3/15/35 ..... 879 888,643
6.500%, 2/1/37 ...... 827 859,269
6.950%, 1/15/38, MTN 4,739 5,121,741
6.500%, 9/1/39 ...... 2,773 2,868,445
6.550%, 9/15/40 ..... 2,392 2,460,418
7.500%, 11/15/40 .... 305 342,899
6.375%, 3/1/41 ...... 2,177 2,197,870
5.625%, 9/1/41 ...... 828 768,934
5.000%, 8/15/42 ..... 1,632 1,411,710
4.700%, 11/1/42 ..... 908 747,694
5.000%, 3/1/43 ...... 4,931 4,256,516
5.500%, 3/1/44 ...... 7,398 6,738,186
Kinder Morgan, Inc.
7.800%, 8/1/31, MTN . 3,210 3,639,501
7.750%, 1/15/32, MTN 3,122 3,540,503
4.800%, 2/1/33 ...... 50 48,043
5.200%, 6/1/33 ...... 50 49,199
5.300%, 12/1/34 ..... 335 326,371
Kraft Heinz Foods Co.
5.000%, 7/15/35 ..... 537 531,013
6.875%, 1/26/39 ..... 734 812,693
Ω 7.125%, 8/1/39 ...... 1,780 2,019,495
4.625%, 10/1/39 ..... 332 298,026
6.500%, 2/9/40 ...... 4,179 4,481,470
5.000%, 6/4/42 ...... 1,437 1,300,810
Kroger Co. (The)
6.900%, 4/15/38 ..... 35 38,801
Kyndryl Holdings, Inc.
3.150%, 10/15/31 .... 3,776 3,313,158
# 6.350%, 2/20/34 ..... 5,985 6,175,366
4.100%, 10/15/41 .... 8,295 6,253,011
Lazard Group LLC
4.500%, 9/19/28 ..... 2,710 2,678,431
4.375%, 3/11/29 ..... 559 547,732
Lear Corp.
4.250%, 5/15/29 ..... 1,404 1,366,198
3.500%, 5/30/30 ..... 1,252 1,163,530
2.600%, 1/15/32 ..... 370 312,706
Legg Mason, Inc.
5.625%, 1/15/44 ..... 6,883 6,631,074
Liberty Mutual Group, Inc.
Ω 4.569%, 2/1/29 ...... 2,249 2,238,257
Ω 6.500%, 3/15/35 ..... 1,510 1,560,237
Liberty Utilities Finance GP 1
Ω 2.050%, 9/15/30 ..... 986 850,483
Lincoln National Corp.
# 3.050%, 1/15/30 ..... 3,039 2,821,468
3.400%, 1/15/31 ..... 4,074 3,752,581
3.400%, 3/1/32 ...... 2,557 2,277,814
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
5.852%, 3/15/34 ..... 1,175 $ 1,195,703
6.150%, 4/7/36 ...... 234 244,211
7.000%, 6/15/40 ..... 10,083 11,142,053
LKQ Corp.
6.250%, 6/15/33 ..... 671 692,211
Lockheed Martin Corp.
6.150%, 9/1/36 ...... 316 344,978
Loews Corp.
4.125%, 5/15/43 ..... 2,222 1,862,790
Lowe's Cos., Inc.
5.000%, 4/15/40 ..... 100 93,256
LPL Holdings, Inc.
6.000%, 5/20/34 ..... 400 406,969
5.650%, 3/15/35 ..... 1,910 1,888,681
LYB International Finance III LLC
1.250%, 10/1/25 ..... 130 128,094
5.625%, 5/15/33 ..... 400 401,195
3.375%, 10/1/40 ..... 2,662 1,907,801
Marathon Petroleum Corp.
4.700%, 5/1/25 ...... 425 425,000
# 3.800%, 4/1/28 ...... 25 24,557
6.500%, 3/1/41 ...... 8,992 9,028,261
4.750%, 9/15/44 ..... 1,000 802,324
Mars, Inc.
Ω 4.750%, 4/20/33 ..... 13,435 13,292,306
Ω 3.600%, 4/1/34 ...... 396 356,805
Ω 2.375%, 7/16/40 ..... 200 139,000
Marsh & McLennan Cos., Inc.
5.400%, 9/15/33 ..... 213 219,155
4.750%, 3/15/39 ..... 5,399 5,082,879
Mastercard, Inc.
4.350%, 1/15/32 ..... 7,565 7,487,614
4.850%, 3/9/33 ...... 1,700 1,717,430
4.875%, 5/9/34 ...... 11,150 11,212,256
4.550%, 1/15/35 ..... 400 390,724
McDonald's Corp.
6.300%, 10/15/37 .... 147 159,919
Meta Platforms, Inc.
4.600%, 5/15/28 ..... 22,818 23,273,932
3.850%, 8/15/32 ..... 11,023 10,517,571
4.750%, 8/15/34 ..... 3,000 2,987,909
MetLife, Inc.
# 6.500%, 12/15/32 .... 1,015 1,123,925
5.375%, 7/15/33 ..... 2,825 2,911,995
6.375%, 6/15/34 ..... 44 47,863
5.700%, 6/15/35 ..... 395 414,180
5.875%, 2/6/41 ...... 2,111 2,157,721
4.125%, 8/13/42 ..... 5,672 4,702,116
4.875%, 11/13/43 .... 3,500 3,158,998
Micron Technology, Inc.
4.185%, 2/15/27 ..... 77 77,016
5.327%, 2/6/29 ...... 1,513 1,533,415
6.750%, 11/1/29 ..... 2,816 3,010,977
4.663%, 2/15/30 ..... 2,343 2,306,281

21
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
2.703%, 4/15/32 ..... 923 $ 781,650
5.875%, 2/9/33 ...... 295 301,115
5.875%, 9/15/33 ..... 3,348 3,426,500
3.366%, 11/1/41 ..... 1,719 1,220,709
Mid-America Apartments, LP
5.300%, 2/15/32 ..... 5,164 5,287,956
# 5.000%, 3/15/34 ..... 1,600 1,586,329
4.950%, 3/1/35 ...... 1,150 1,121,155
Mississippi Power Co.
4.250%, 3/15/42 ..... 1,701 1,416,949
Mohawk Industries, Inc.
3.625%, 5/15/30 ..... 51 48,123
Molson Coors Beverage Co.
# 5.000%, 5/1/42 ...... 2,341 2,127,590
Morgan Stanley
# 3.875%, 1/27/26 ..... 55 54,769
3.625%, 1/20/27 ..... 53 52,509
7.250%, 4/1/32 ...... 866 988,202
6.375%, 7/24/42 ..... 5,040 5,411,405
Morgan Stanley Bank NA
SOFR+0.78%, FRN,
5.135%, 7/16/25(*) .... 500 500,190
Mosaic Co. (The)
# 5.450%, 11/15/33 .... 770 769,458
4.875%, 11/15/41 .... 11,510 10,166,679
Motorola Solutions, Inc.
2.300%, 11/15/30 .... 1,937 1,706,522
2.750%, 5/24/31 ..... 2,781 2,470,095
5.600%, 6/1/32 ...... 1,853 1,916,432
MPLX, LP
4.000%, 3/15/28 ..... 52 51,262
4.800%, 2/15/29 ..... 43 43,027
5.500%, 6/1/34 ...... 1,200 1,180,236
4.500%, 4/15/38 ..... 2,408 2,069,328
Mylan, Inc.
4.550%, 4/15/28 ..... 3,029 2,962,563
5.400%, 11/29/43 .... 6,332 5,034,978
National Fuel Gas Co.
2.950%, 3/1/31 ...... 5,881 5,207,600
5.950%, 3/15/35 ..... 1,000 1,002,522
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
5.155%, 2/5/27(*) ..... 200 199,969
8.000%, 3/1/32 ...... 1,238 1,448,031
National Securities Clearing
Corp.
Ω
# 0.750%, 12/7/25 ..... 400 391,647
NBCUniversal Media LLC
6.400%, 4/30/40 ..... 295 317,985
5.950%, 4/1/41 ...... 1,280 1,310,128
4.450%, 1/15/43 ..... 1,820 1,545,532
Nestle Capital Corp.
Ω 4.750%, 3/12/31 ..... 7,000 7,163,302
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Ω 4.875%, 3/12/34 ..... 3,240 $ 3,268,221
Nestle Holdings, Inc.
Ω
# 5.000%, 3/14/28 ..... 2,400 2,467,428
Ω 3.625%, 9/24/28 ..... 15,747 15,557,389
Ω 5.000%, 9/12/30 ..... 5,000 5,178,178
Ω 3.900%, 9/24/38 ..... 12,907 11,482,018
NewMarket Corp.
2.700%, 3/18/31 ..... 2,860 2,517,331
Newmont Corp.
2.250%, 10/1/30 ..... 51 45,458
6.250%, 10/1/39 ..... 2,436 2,614,252
4.875%, 3/15/42 ..... 809 734,543
5.450%, 6/9/44 ...... 434 415,306
NextEra Energy Capital
Holdings, Inc.
4.450%, 6/20/25 ..... 100 99,904
5.155%,
SOFRINDX+0.80%,
2/4/28(*) ............ 1,160 1,160,809
2.250%, 6/1/30 ...... 1,183 1,053,243
2.440%, 1/15/32 ..... 3,869 3,307,585
5.300%, 3/15/32 ..... 400 408,142
5.000%, 7/15/32 ..... 4,240 4,230,123
# 5.050%, 2/28/33 ..... 2,060 2,048,854
5.250%, 3/15/34 ..... 2,886 2,876,425
5.450%, 3/15/35 ..... 5,290 5,327,978
NIKE, Inc.
3.250%, 3/27/40 ..... 803 621,329
NiSource, Inc.
5.250%, 2/15/43 ..... 300 277,142
NNN REIT, Inc.
3.500%, 10/15/27 .... 50 48,689
5.600%, 10/15/33 .... 400 405,023
NOV, Inc.
3.950%, 12/1/42 ..... 12,750 8,928,038
Novartis Capital Corp.
4.000%, 9/18/31 ..... 125 122,483
4.200%, 9/18/34 ..... 10,000 9,557,574
4.400%, 5/6/44 ...... 450 395,926
Nucor Corp.
2.000%, 6/1/25 ...... 331 329,986
3.125%, 4/1/32 ...... 1,275 1,143,878
6.400%, 12/1/37 ..... 500 547,524
NVIDIA Corp.
3.500%, 4/1/40 ...... 76 63,037
Oklahoma Gas and Electric Co.
5.850%, 6/1/40 ...... 1,627 1,644,906
5.250%, 5/15/41 ..... 750 717,158
4.550%, 3/15/44 ..... 50 42,650
ONE Gas, Inc.
4.250%, 9/1/32 ...... 400 379,758
ONEOK Partners, LP
6.650%, 10/1/36 ..... 50 52,718
6.125%, 2/1/41 ...... 1,143 1,121,580

22
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
ONEOK, Inc.
4.350%, 3/15/29 ..... 1,078 $ 1,060,572
3.400%, 9/1/29 ...... 704 664,835
6.350%, 1/15/31 ..... 3,456 3,653,445
6.100%, 11/15/32 .... 395 410,200
6.000%, 6/15/35 ..... 400 402,541
Oracle Corp.
2.950%, 5/15/25 ..... 113 112,920
2.950%, 4/1/30 ...... 177 163,617
3.250%, 5/15/30 ..... 206 192,847
# 2.875%, 3/25/31 ..... 777 699,091
6.250%, 11/9/32 ..... 414 441,494
4.300%, 7/8/34 ...... 400 371,157
3.900%, 5/15/35 ..... 2,223 1,970,856
3.850%, 7/15/36 ..... 364 313,373
3.800%, 11/15/37 .... 1,703 1,422,027
6.500%, 4/15/38 ..... 1,543 1,649,218
6.125%, 7/8/39 ...... 661 681,564
3.600%, 4/1/40 ...... 1,160 904,147
5.375%, 7/15/40 ..... 3,901 3,701,063
3.650%, 3/25/41 ..... 545 416,532
Ovintiv, Inc.
5.375%, 1/1/26 ...... 1,418 1,417,857
8.125%, 9/15/30 ..... 2,210 2,454,663
7.375%, 11/1/31 ..... 2,729 2,926,560
7.200%, 11/1/31 ..... 2,019 2,130,563
6.250%, 7/15/33 ..... 6,335 6,243,698
6.500%, 8/15/34 ..... 8,318 8,254,497
6.625%, 8/15/37 ..... 1,974 1,921,021
6.500%, 2/1/38 ...... 12,329 11,790,969
Owens Corning
3.950%, 8/15/29 ..... 215 209,264
3.875%, 6/1/30 ...... 281 268,539
PACCAR Financial Corp.
5.000%, 3/22/34, MTN 759 765,115
Parker-Hannifin Corp.
6.250%, 5/15/38, MTN 1,284 1,391,027
PayPal Holdings, Inc.
5.028%, SOFR+0.67%,
3/6/28(*) ............ 950 950,129
5.150%, 6/1/34 ...... 5,000 5,014,056
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 4.000%, 7/15/25 ..... 1,123 1,120,689
Ω 4.450%, 1/29/26 ..... 52 51,831
Ω 3.350%, 11/1/29 ..... 184 173,140
Ω 6.200%, 6/15/30 ..... 475 502,329
Pentair Finance Sarl
5.900%, 7/15/32 ..... 3,000 3,075,955
Pfizer Investment Enterprises
Pte, Ltd.
5.110%, 5/19/43 ..... 3,200 3,005,957
Pfizer, Inc.
7.200%, 3/15/39 ..... 10,455 12,219,925
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
2.550%, 5/28/40 ..... 280 $ 195,948
5.600%, 9/15/40 ..... 469 470,943
Philip Morris International, Inc.
5.125%, 2/15/30 ..... 1,374 1,409,434
5.125%, 2/13/31 ..... 1,550 1,589,453
4.750%, 11/1/31 ..... 800 802,854
5.750%, 11/17/32 .... 3,461 3,630,884
5.375%, 2/15/33 ..... 4,056 4,153,396
5.625%, 9/7/33 ...... 6,265 6,499,385
5.250%, 2/13/34 ..... 140 141,418
# 4.900%, 11/1/34 ..... 168 165,556
6.375%, 5/16/38 ..... 5,572 6,059,092
4.375%, 11/15/41 .... 10,442 8,936,664
4.500%, 3/20/42 ..... 5,383 4,654,003
3.875%, 8/21/42 ..... 10,953 8,694,716
4.125%, 3/4/43 ...... 10,733 8,785,679
Phillips 66 Co.
5.250%, 6/15/31 ..... 800 815,394
5.300%, 6/30/33 ..... 12,193 12,067,612
4.650%, 11/15/34 .... 3,817 3,560,024
# 4.950%, 3/15/35 ..... 5,721 5,392,482
5.875%, 5/1/42 ...... 9,444 9,045,938
4.875%, 11/15/44 .... 3,300 2,743,420
Plains All American Pipeline, LP/
PAA Finance Corp.
3.800%, 9/15/30 ..... 2,086 1,966,107
6.700%, 5/15/36 ..... 1,637 1,714,565
6.650%, 1/15/37 ..... 3,461 3,639,087
5.150%, 6/1/42 ...... 3,815 3,274,834
4.300%, 1/31/43 ..... 12,606 9,628,865
4.700%, 6/15/44 ..... 1,000 797,377
PNC Financial Services Group,
Inc. (The)
3.450%, 4/23/29 ..... 559 539,995
# 2.550%, 1/22/30 ..... 2,478 2,263,067
Primerica, Inc.
2.800%, 11/19/31 .... 413 359,567
Principal Financial Group, Inc.
3.400%, 5/15/25 ..... 54 53,966
3.700%, 5/15/29 ..... 434 420,407
# 2.125%, 6/15/30 ..... 596 526,308
5.375%, 3/15/33 ..... 360 366,637
6.050%, 10/15/36 .... 530 567,105
4.625%, 9/15/42 ..... 233 205,543
Progress Energy, Inc.
7.750%, 3/1/31 ...... 838 959,700
7.000%, 10/30/31 .... 183 202,327
6.000%, 12/1/39 ..... 3,935 4,014,521
Progressive Corp. (The)
6.250%, 12/1/32 ..... 737 802,183
Prologis, LP
1.750%, 7/1/30 ...... 3,095 2,689,212
2.250%, 1/15/32 ..... 400 341,900
4.625%, 1/15/33 ..... 400 393,212

23
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
4.750%, 6/15/33 ..... 4,400 $ 4,328,008
5.125%, 1/15/34 ..... 1,900 1,900,353
5.000%, 3/15/34 ..... 800 792,410
5.000%, 1/31/35 ..... 5,250 5,189,942
Prudential Financial, Inc.
5.700%, 12/14/36, MTN 51 53,115
6.625%, 12/1/37, MTN 608 671,616
3.000%, 3/10/40 ..... 50 37,388
6.625%, 6/21/40, MTN 657 731,302
6.200%, 11/15/40, MTN 468 498,922
Public Storage Operating Co.
SOFRINDX+0.60%,
FRN, 4.955%, 7/25/25(*) 200 200,122
SOFRINDX+0.70%,
FRN, 5.055%, 4/16/27(*) 4,910 4,882,080
2.300%, 5/1/31 ...... 145 127,730
2.250%, 11/9/31 ..... 264 228,534
# 5.100%, 8/1/33 ...... 1,631 1,656,561
PulteGroup, Inc.
5.000%, 1/15/27 ..... 51 51,343
7.875%, 6/15/32 ..... 1,891 2,144,757
6.375%, 5/15/33 ..... 688 726,069
6.000%, 2/15/35 ..... 829 852,371
PVH Corp.
4.625%, 7/10/25 ..... 6,532 6,534,752
Quanta Services, Inc.
2.900%, 10/1/30 ..... 762 689,766
2.350%, 1/15/32 ..... 194 163,241
3.050%, 10/1/41 ..... 365 252,869
Radian Group, Inc.
6.200%, 5/15/29 ..... 480 495,503
Ralph Lauren Corp.
3.750%, 9/15/25 ..... 500 497,746
Raymond James Financial, Inc.
# 4.650%, 4/1/30 ...... 5,797 5,842,356
Rayonier, LP
2.750%, 5/17/31 ..... 1,261 1,096,032
Realty Income Corp.
3.200%, 1/15/27 ..... 3,604 3,525,422
2.100%, 3/15/28 ..... 1,508 1,415,913
4.000%, 7/15/29 ..... 3,508 3,429,679
3.400%, 1/15/30 ..... 5,609 5,331,624
4.850%, 3/15/30 ..... 83 83,980
# 3.250%, 1/15/31 ..... 2,359 2,184,001
# 3.200%, 2/15/31 ..... 2,998 2,769,664
2.700%, 2/15/32 ..... 1,671 1,444,085
5.625%, 10/13/32 .... 7,352 7,584,566
2.850%, 12/15/32 .... 2,100 1,810,129
1.800%, 3/15/33 ..... 838 659,320
4.900%, 7/15/33 ..... 5,962 5,859,385
# 5.125%, 2/15/34 ..... 550 546,843
5.875%, 3/15/35 ..... 1,915 1,963,919
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Reinsurance Group of America,
Inc.
3.150%, 6/15/30 ..... 631 $ 583,777
6.000%, 9/15/33 ..... 500 518,093
5.750%, 9/15/34 ..... 5,100 5,167,631
Republic Services, Inc.
6.200%, 3/1/40 ...... 50 53,595
Revvity, Inc.
3.300%, 9/15/29 ..... 25 23,564
2.550%, 3/15/31 ..... 747 648,008
Roche Holdings, Inc.
Ω 4.592%, 9/9/34 ...... 10,511 10,283,882
Ross Stores, Inc.
1.875%, 4/15/31 ..... 53 44,955
Royalty Pharma PLC
1.200%, 9/2/25 ...... 323 318,936
2.200%, 9/2/30 ...... 225 195,208
2.150%, 9/2/31 ...... 362 304,780
# 5.400%, 9/2/34 ...... 1,200 1,191,649
3.300%, 9/2/40 ...... 11,600 8,520,162
RTX Corp.
5.400%, 5/1/35 ...... 200 203,366
6.125%, 7/15/38 ..... 541 575,394
4.450%, 11/16/38 .... 100 90,691
4.500%, 6/1/42 ...... 1,356 1,177,835
Ryder System, Inc.
3.350%, 9/1/25, MTN . 202 200,992
Salesforce, Inc.
2.700%, 7/15/41 ..... 1,852 1,305,544
Schlumberger Holdings Corp.
Ω 3.900%, 5/17/28 ..... 60 59,149
4.300%, 5/1/29 ...... 50 49,548
Ω 4.300%, 5/1/29 ...... 212 210,083
Ω 4.850%, 5/15/33 ..... 400 384,596
Selective Insurance Group, Inc.
5.900%, 4/15/35 ..... 1,400 1,406,287
Sempra
3.700%, 4/1/29 ...... 100 96,714
3.800%, 2/1/38 ...... 454 367,023
6.000%, 10/15/39 .... 5,034 4,998,670
Shell Finance US, Inc.
4.125%, 5/11/35 ..... 2,130 1,988,933
4.550%, 8/12/43 ..... 15,073 13,063,081
Shell International Finance BV
3.250%, 5/11/25 ..... 2,727 2,725,511
6.375%, 12/15/38 .... 15,033 16,502,012
5.500%, 3/25/40 ..... 4,479 4,467,946
2.875%, 11/26/41 .... 2,655 1,875,043
3.625%, 8/21/42 ..... 732 562,169
Simon Property Group, LP
3.500%, 9/1/25 ...... 252 250,993
# 3.300%, 1/15/26 ..... 55 54,563
2.450%, 9/13/29 ..... 51 46,967
2.200%, 2/1/31 ...... 4,480 3,918,929

24
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
2.250%, 1/15/32 ..... 2,323 $ 1,982,374
2.650%, 2/1/32 ...... 752 654,581
5.500%, 3/8/33 ...... 8,725 8,954,203
# 6.250%, 1/15/34 ..... 6,501 6,962,467
4.750%, 9/26/34 ..... 2,212 2,114,895
6.750%, 2/1/40 ...... 9,770 10,872,260
4.750%, 3/15/42 ..... 1,562 1,377,371
Southern Co. Gas Capital Corp.
5.750%, 9/15/33 ..... 3,991 4,116,672
4.950%, 9/15/34 ..... 9,000 8,745,318
5.875%, 3/15/41 ..... 4,517 4,514,472
4.400%, 6/1/43 ...... 1,220 1,009,690
Southwest Gas Corp.
2.200%, 6/15/30 ..... 1,091 960,467
4.050%, 3/15/32 ..... 3,392 3,177,003
Southwestern Electric Power Co.
5.300%, 4/1/33 ...... 127 126,428
6.200%, 3/15/40 ..... 314 328,208
Stanley Black & Decker, Inc.
2.300%, 3/15/30 ..... 11,696 10,184,137
3.000%, 5/15/32 ..... 950 808,373
5.200%, 9/1/40 ...... 5,594 5,105,695
Stellantis Finance US, Inc.
Ω
# 5.625%, 1/12/28 ..... 1,900 1,920,089
Ω 2.691%, 9/15/31 ..... 2,649 2,184,432
# 2.691%, 9/15/31 ..... 760 626,715
Ω
# 6.375%, 9/12/32 ..... 8,070 8,066,354
# 6.375%, 9/12/32 ..... 951 950,570
Store Capital LLC
Ω 5.400%, 4/30/30 ..... 900 897,658
2.700%, 12/1/31 ..... 1,250 1,058,112
Sun Communities Operating, LP
4.200%, 4/15/32 ..... 934 876,584
5.700%, 1/15/33 ..... 1,827 1,868,892
Synchrony Financial
2.875%, 10/28/31 .... 1,035 876,943
Tanger Properties, LP
2.750%, 9/1/31 ...... 521 448,538
Tapestry, Inc.
5.500%, 3/11/35 ..... 9,500 9,252,169
Targa Resources Corp.
4.200%, 2/1/33 ...... 937 855,675
6.125%, 3/15/33 ..... 3,297 3,392,859
Target Corp.
6.500%, 10/15/37 .... 100 110,871
TD SYNNEX Corp.
6.100%, 4/12/34 ..... 2,150 2,162,237
Tennessee Valley Authority
6.750%, 11/1/25 ..... 437 442,629
2.875%, 2/1/27 ...... 239 235,698
7.125%, 5/1/30 ...... 110 126,417
5.250%, 9/15/39 ..... 825 867,002
3.500%, 12/15/42 .... 435 356,813
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Texas Instruments, Inc.
# 1.900%, 9/15/31 ..... 3,896 $ 3,373,668
# 4.900%, 3/14/33 ..... 1,302 1,318,683
# 4.850%, 2/8/34 ...... 10,400 10,472,192
# 3.875%, 3/15/39 ..... 1,322 1,158,558
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41 .... 200 140,891
Timken Co. (The)
4.125%, 4/1/32 ...... 295 268,489
TPG Operating Group II, LP
5.875%, 3/5/34 ...... 4,000 4,035,762
Transcontinental Gas Pipe Line
Co. LLC
4.450%, 8/1/42 ...... 68 57,354
Travelers Cos., Inc. (The)
6.250%, 6/15/37, MTN 50 54,706
5.350%, 11/1/40 ..... 207 206,444
Trimble, Inc.
6.100%, 3/15/33 ..... 100 103,875
Truist Financial Corp.
4.000%, 5/1/25 ...... 355 355,000
TWDC Enterprises 18 Corp.
4.375%, 8/16/41 ..... 580 503,493
UDR, Inc.
3.000%, 8/15/31 ..... 100 89,615
United Parcel Service, Inc.
5.200%, 4/1/40 ...... 4,289 4,153,146
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.855%, 7/15/26(*) .... 743 742,184
4.200%, 5/15/32 ..... 800 769,966
5.350%, 2/15/33 ..... 1,400 1,434,673
5.800%, 3/15/36 ..... 764 796,216
6.500%, 6/15/37 ..... 1,700 1,866,429
6.875%, 2/15/38 ..... 3,665 4,162,872
2.750%, 5/15/40 ..... 1,755 1,249,856
5.700%, 10/15/40 .... 948 950,336
5.950%, 2/15/41 ..... 250 255,043
3.050%, 5/15/41 ..... 500 362,710
4.625%, 11/15/41 .... 2,279 2,008,592
3.950%, 10/15/42 .... 926 748,159
5.500%, 7/15/44 ..... 7,720 7,488,990
Unum Group
5.750%, 8/15/42 ..... 6,080 5,814,274
Utah Acquisition Sub, Inc.
3.950%, 6/15/26 ..... 37 36,475
Valero Energy Corp.
7.500%, 4/15/32 ..... 410 458,994
6.625%, 6/15/37 ..... 1,274 1,322,917
Ventas Realty, LP
5.000%, 1/15/35 ..... 400 386,241
5.700%, 9/30/43 ..... 302 289,279
VeriSign, Inc.
2.700%, 6/15/31 ..... 536 473,564

25
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Verizon Communications, Inc.
1.680%, 10/30/30 .... 1,750 $ 1,502,218
2.550%, 3/21/31 ..... 1,427 1,270,587
2.355%, 3/15/32 ..... 4,579 3,908,468
4.500%, 8/10/33 ..... 800 771,424
6.400%, 9/15/33 ..... 935 1,017,860
# 4.400%, 11/1/34 ..... 5,018 4,734,376
5.850%, 9/15/35 ..... 650 678,981
4.272%, 1/15/36 ..... 1,685 1,545,892
5.250%, 3/16/37 ..... 1,370 1,355,909
4.812%, 3/15/39 ..... 8,252 7,695,867
2.650%, 11/20/40 .... 6,585 4,628,992
3.400%, 3/22/41 ..... 15,897 12,125,678
2.850%, 9/3/41 ...... 7,041 4,922,114
3.850%, 11/1/42 ..... 1,222 967,156
6.550%, 9/15/43 ..... 1,774 1,918,766
Viatris, Inc.
2.300%, 6/22/27 ..... 57 53,715
2.700%, 6/22/30 ..... 4,152 3,594,389
3.850%, 6/22/40 ..... 15,571 10,919,816
Virginia Electric and Power Co.
2.400%, 3/30/32 ..... 400 341,306
5.000%, 4/1/33 ...... 3,590 3,563,977
5.300%, 8/15/33 ..... 1,675 1,691,111
5.000%, 1/15/34 ..... 1,650 1,624,136
5.050%, 8/15/34 ..... 900 890,597
5.150%, 3/15/35 ..... 1,771 1,749,278
6.000%, 1/15/36 ..... 736 769,493
6.000%, 5/15/37 ..... 1,455 1,517,571
6.350%, 11/30/37 .... 100 107,079
8.875%, 11/15/38 .... 8,344 10,911,684
4.000%, 1/15/43 ..... 2,150 1,708,639
4.650%, 8/15/43 ..... 950 821,240
4.450%, 2/15/44 ..... 1,458 1,223,459
Visa, Inc.
2.050%, 4/15/30 ..... 570 516,634
2.700%, 4/15/40 ..... 4,141 3,121,967
W.P. Carey, Inc.
3.850%, 7/15/29 ..... 10 9,672
2.400%, 2/1/31 ...... 144 125,495
Walmart, Inc.
6.200%, 4/15/38 ..... 150 167,181
4.875%, 7/8/40 ...... 800 784,665
5.000%, 10/25/40 .... 400 397,301
2.500%, 9/22/41 ..... 1,560 1,094,855
Walt Disney Co. (The)
6.200%, 12/15/34 .... 100 110,376
6.400%, 12/15/35 .... 54 59,996
6.650%, 11/15/37 .... 1,305 1,472,108
6.900%, 8/15/39 ..... 1,750 2,006,221
3.500%, 5/13/40 ..... 1,452 1,176,487
6.150%, 2/15/41 ..... 3,118 3,287,094
5.400%, 10/1/43 ..... 400 394,748
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
4.750%, 9/15/44 ..... 400 $ 357,082
Wells Fargo & Co.
3.550%, 9/29/25, MTN 91 90,690
4.150%, 1/24/29 ..... 414 409,899
5.375%, 2/7/35 ...... 110 111,594
Wells Fargo Bank NA
SOFR+0.80%, FRN,
5.156%, 8/1/25(*) ..... 1,620 1,621,065
SOFR+0.71%, FRN,
5.065%, 1/15/26(*) .... 3,375 3,380,197
5.254%, 12/11/26 .... 1,492 1,515,775
SOFR+1.07%, FRN,
5.428%, 12/11/26(*) ... 4,290 4,314,453
Welltower OP LLC
4.125%, 3/15/29 ..... 51 50,399
3.100%, 1/15/30 ..... 178 167,649
2.750%, 1/15/31 ..... 121 109,543
2.800%, 6/1/31 ...... 529 476,223
6.500%, 3/15/41 ..... 509 544,191
Western Union Co. (The)
2.750%, 3/15/31 ..... 2,993 2,593,129
# 6.200%, 11/17/36 .... 5,357 5,379,054
6.200%, 6/21/40 ..... 943 918,605
Westlake Corp.
2.875%, 8/15/41 ..... 48 31,654
Weyerhaeuser Co.
7.375%, 3/15/32 ..... 1,074 1,205,005
Whirlpool Corp.
2.400%, 5/15/31 ..... 200 162,320
4.700%, 5/14/32 ..... 895 764,927
5.150%, 3/1/43, MTN . 4,076 3,206,631
Williams Cos., Inc. (The)
4.000%, 9/15/25 ..... 121 120,592
7.500%, 1/15/31 ..... 1,361 1,526,778
2.600%, 3/15/31 ..... 186 164,438
7.750%, 6/15/31 ..... 270 306,860
5.150%, 3/15/34 ..... 400 392,236
6.300%, 4/15/40 ..... 4,432 4,609,332
Willis North America, Inc.
4.500%, 9/15/28 ..... 51 50,963
Wisconsin Power and Light Co.
3.950%, 9/1/32 ...... 15,000 13,976,692
4.950%, 4/1/33 ...... 400 396,756
5.375%, 3/30/34 ..... 500 503,678
6.375%, 8/15/37 ..... 655 708,306
WRKCo, Inc.
4.000%, 3/15/28 ..... 140 137,730
3.900%, 6/1/28 ...... 51 49,896
4.900%, 3/15/29 ..... 49 49,233
4.200%, 6/1/32 ...... 344 323,086
# 3.000%, 6/15/33 ..... 207 176,813
Xcel Energy, Inc.
6.500%, 7/1/36 ...... 822 873,623

26
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Zoetis, Inc.
4.700%, 2/1/43 ...... 228 $ 205,230
TOTAL UNITED STATES ... 2,500,273,106
TOTAL BONDS ........... 3,630,186,953
U.S. TREASURY OBLIGATIONS
— (34.6%)
U.S. Treasury Bills
4.200%, 5/6/25 ....... 25,470 25,455,128
4.200%, 5/8/25 ....... 20,000 19,983,647
3.940%, 5/15/25 ...... 24,000 23,960,660
4.030%, 5/20/25 ...... 24,000 23,946,357
4.060%, 5/22/25 ...... 18,600 18,553,966
4.090%, 5/29/25 ...... 20,000 19,934,359
4.110%, 6/3/25 ....... 20,000 19,922,659
U.S. Treasury Bonds
6.125%, 8/15/29 ...... 2,144 2,352,873
1.125%, 8/15/40 ...... 632 391,321
2.000%, 11/15/41 ..... 106 73,533
3.875%, 2/15/43 ...... 167 151,148
3.875%, 5/15/43 ...... 5,289 4,775,182
4.375%, 8/15/43 ...... 480 462,825
3.625%, 8/15/43 ...... 19,176 16,656,154
4.500%, 2/15/44 ...... 232 226,698
4.625%, 5/15/44 ...... 1,204 1,194,547
4.125%, 8/15/44 ...... 1,920 1,779,600
4.750%, 2/15/45 ...... 67 67,461
U.S. Treasury Notes
4.250%, 5/31/25 ...... 17,000 16,995,850
USBMMY3M + 0.13%,
FRN, 4.391% 7/31/25(*) 148,499 148,501,643
0.250%, 8/31/25 ...... 19,000 18,745,677
USBMMY3M + 0.17%,
FRN, 4.436% 10/31/25(*) 150,824 150,876,417
USBMMY3M + 0.25%,
FRN, 4.511% 1/31/26(*) 170,676 170,875,077
0.375%, 1/31/26 ...... – 292
USBMMY3M + 0.15%,
FRN, 4.416% 4/30/26(*) 193,161 193,196,070
0.750%, 5/31/26 ...... – 97
USBMMY3M + 0.18%,
FRN, 4.448% 7/31/26(*) 197,631 197,778,464
USBMMY3M + 0.21%,
FRN, 4.471% 10/31/26(*) 89,898 89,978,873
USBMMY3M + 0.10%,
FRN, 4.364% 1/31/27(*) 133,253 133,180,213
USBMMY3M + 0.16%,
FRN, 4.426% 4/30/27(*) 20,000 20,005,424
0.500%, 5/31/27 ...... 37 34,711
0.375%, 7/31/27 ...... 44 40,958
0.500%, 8/31/27 ...... 21 19,558
4.125%, 9/30/27 ...... 2,802 2,837,791
4.125%, 10/31/27 ..... 19,689 19,938,857
2.250%, 11/15/27 ..... 12,661 12,251,496
Face
Amount^ Value†
(000)
U.S. Treasury Notes
3.875%, 11/30/27 ..... 11,000 $ 11,075,195
0.625%, 12/31/27 ..... 27 24,978
3.875%, 12/31/27 ..... 20,776 20,936,689
0.750%, 1/31/28 ...... 23,000 21,303,750
3.500%, 1/31/28 ...... 20,360 20,311,486
2.750%, 2/15/28 ...... 25,712 25,142,519
4.000%, 2/29/28 ...... 16,264 16,439,346
1.125%, 2/29/28 ...... 20,000 18,685,156
3.625%, 3/31/28 ...... 27,008 27,042,815
1.250%, 3/31/28 ...... 22,000 20,584,609
3.500%, 4/30/28 ...... 23,643 23,578,351
3.625%, 5/31/28 ...... 18,622 18,634,366
4.000%, 6/30/28 ...... 21,000 21,256,758
4.125%, 7/31/28 ...... 16,782 17,045,530
1.125%, 8/31/28 ...... 1,223 1,128,122
4.375%, 8/31/28 ...... 11,544 11,815,013
4.625%, 9/30/28 ...... 7,660 7,906,257
4.875%, 10/31/28 ..... 3,560 3,703,930
1.500%, 11/30/28 ..... 3,169 2,943,704
4.375%, 11/30/28 ..... 469 480,487
1.375%, 12/31/28 ..... 7,557 6,975,465
3.750%, 12/31/28 ..... 6,734 6,758,200
1.750%, 1/31/29 ...... 12,372 11,556,705
4.000%, 1/31/29 ...... 5,759 5,829,188
1.875%, 2/28/29 ...... 6,692 6,271,136
4.125%, 3/31/29 ...... 18,000 18,302,344
2.375%, 3/31/29 ...... 65,931 62,879,116
2.875%, 4/30/29 ...... 53,419 51,870,683
4.500%, 5/31/29 ...... 18,000 18,561,797
4.250%, 6/30/29 ...... 16,000 16,351,250
3.250%, 6/30/29 ...... 73,881 72,685,910
2.625%, 7/31/29 ...... 2,134 2,046,306
3.125%, 8/31/29 ...... 116 113,422
3.875%, 9/30/29 ...... 617 621,579
3.875%, 12/31/29 ..... 6,474 6,520,785
3.500%, 1/31/30 ...... 11,565 11,456,126
4.000%, 2/28/30 ...... 38,725 39,227,215
3.500%, 4/30/30 ...... 836 827,020
3.750%, 5/31/30 ...... 15,447 15,453,034
3.750%, 6/30/30 ...... 19,650 19,650,000
4.000%, 7/31/30 ...... 10,819 10,942,827
4.125%, 8/31/30 ...... 18,000 18,305,156
4.625%, 9/30/30 ...... 5,510 5,735,781
4.875%, 10/31/30 ..... 28,057 29,550,816
4.375%, 11/30/30 ..... 60,078 61,795,855
3.750%, 12/31/30 ..... 1,237 1,232,941
4.000%, 1/31/31 ...... 1,421 1,433,822
4.250%, 2/28/31 ...... 13,536 13,829,985
4.125%, 3/31/31 ...... 38,047 38,613,246
4.625%, 4/30/31 ...... 29,121 30,323,379
# 1.250%, 8/15/31 ...... 88,908 75,939,934
4.125%, 10/31/31 ..... 28,000 28,355,469
1.375%, 11/15/31 ..... 92,740 79,252,851
4.125%, 11/30/31 ..... 30,281 30,658,330

27
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
U.S. Treasury Notes
4.375%, 1/31/32 ...... 61,122 $ 62,750,328
1.875%, 2/15/32 ...... 115,052 101,016,555
2.875%, 5/15/32 ...... 86,949 81,246,368
# 2.750%, 8/15/32 ...... 86,514 79,893,651
4.125%, 11/15/32 ..... 77,543 78,306,314
3.500%, 2/15/33 ...... 54,954 53,092,862
TOTAL U.S. TREASURY
OBLIGATIONS ............ 2,901,418,398
TOTAL INVESTMENT
SECURITIES — ( 98.6% )
(Cost $8,234,480,351) ...... 8,264,803,465
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.4%)
@§
The DFA Short Term
Investment Fund ...... 10,320,011 $ 119,350,924
TOTAL INVESTMENTS
— (100.0%)
(Cost $8,353,831,275) ...... $ 8,384,154,389
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $543,887,903 which represented 8.2% of the net assets of the Fund.
As of April 30, 2025, Dimensional Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
AUD 5,101,015 USD 3,200,531 Bank Of America Merrill 05/12/25 $ 63,693
AUD 5,064,462 USD 3,193,672 Bank Of America Merrill 05/12/25 47,162
AUD 2,287,186 USD 1,435,751 Bank Of America Merrill 05/12/25 27,858
USD 18,151,786 AUD 28,339,503 Bank Of America Merrill 05/12/25 16,864
AUD 13,773,693 USD 8,801,058 State Street Bank and Trust 05/12/25 12,959
AUD 4,331,358 USD 2,749,776 State Street Bank and Trust 05/12/25 21,933
EUR 1,013,117 USD 1,064,889 Bank Of America Merrill 05/15/25 87,705
EUR 1,078,774 USD 1,126,556 State Street Bank and Trust 05/15/25 100,734
EUR 3,526,517 USD 3,860,077 State Street Bank And Trust 05/15/25 151,940
EUR 932,460 USD 1,009,314 UBS Warburg 05/15/25 51,518
EUR 7,274,959 USD 7,668,731 UBS Warburg 05/15/25 607,781
EUR 601,552 USD 656,920 UBS Warburg 05/15/25 27,449
Total Appreciation $1,217,596
USD 56,448,428 JPY 8,398,598,690 ANZ Banking Group Ltd 05/02/25 $ (2,431,260)
USD 629,324 JPY 91,648,962 Citigroup 05/02/25 (13,195)
USD 2,509,775 AUD 3,971,572 ANZ Banking Group Ltd 05/12/25 (31,700)
USD 2,225,487 AUD 3,538,567 ANZ Banking Group Ltd 05/12/25 (38,902)
USD 11,078,400 AUD 17,554,957 RBC Dominion Securities 05/12/25 (155,311)
USD 12,425,292 AUD 19,706,230 State Street Bank and Trust 05/12/25 (185,054)
USD 12,729,637 AUD 20,497,260 State Street Bank And Trust 05/12/25 (386,903)
USD 42,098,161 AUD 66,991,018 UBS Warburg 05/12/25 (770,513)
USD 16,009,584 EUR 15,356,647 State Street Bank and Trust 05/15/25 (1,461,231)
USD 59,513,108 JPY 8,490,247,652 Bank Of America Merrill 05/30/25 (203,092)
USD 12,932,503 GBP 9,980,972 State Street Bank and Trust 06/20/25 (401,541)
USD 3,856,993 EUR 3,553,531 State Street Bank and Trust 07/03/25 (198,745)
Total (Depreciation) $(6,277,447)
Total Appreciation (Depreciation) $(5,059,851)

28
Dimensional Core Fixed Income ETF
continued
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations .................... $— $1,733,198,114 $— $1,733,198,114
Bonds
Australia ............................. — 218,642,674 — 218,642,674
Belgium ............................. — 3,564,582 — 3,564,582
Canada ............................. — 227,931,931 — 227,931,931
Finland .............................. — 5,833,561 — 5,833,561
France .............................. — 24,473,367 — 24,473,367
Germany ............................ — 116,968,640 — 116,968,640
Ireland .............................. — 25,459,649 — 25,459,649
Italy ................................ — 37,050,382 — 37,050,382
Japan ............................... — 180,728,203 — 180,728,203
Luxembourg .......................... — 27,061,989 — 27,061,989
Netherlands .......................... — 13,443,284 — 13,443,284
Norway .............................. — 34,358,872 — 34,358,872
Singapore ............................ — 131,037 — 131,037
Spain ............................... — 35,418,621 — 35,418,621
Supranational ......................... — 41,595,287 — 41,595,287
Sweden ............................. — 15,332,810 — 15,332,810
Switzerland ........................... — 6,200,755 — 6,200,755
United Kingdom ....................... — 115,718,203 — 115,718,203
United States ......................... — 2,500,273,106 — 2,500,273,106
U.S. Treasury Obligations ................. — 2,901,418,398 — 2,901,418,398
Securities Lending Collateral ............... — 119,350,924 — 119,350,924
Total Investments ........................ $— $8,384,154,389 $— $8,384,154,389
Financial Instruments
Assets
Forward Currency Contracts** .............. — 1,217,596 — 1,217,596
Liabilities
Forward Currency Contracts** .............. — (6,277,447) — (6,277,447)
Total Other Financial Instruments ........... $– $(5,059,851) $– $(5,059,851)
**
Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

29
Dimensional Short-Duration Fixed Income ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Face
Amount ^ Value†
(000)
BONDS — (90.8%)
AUSTRALIA — (4.7%)
ANZ New Zealand Int'l, Ltd.
Ω 5.355%, 8/14/28 ..... 5,394 $ 5,576,724
APA Infrastructure, Ltd.
Ω
# 4.250%, 7/15/27 ..... 485 482,689
0.750%, 3/15/29, MTN EUR 9,500 9,935,864
ASB Bank, Ltd.
Ω 5.398%, 11/29/27 .... 222 228,050
Australia & New Zealand
Banking Group, Ltd.
Ω SOFR+0.64%, FRN,
4.999%, 10/3/25(*) .... 450 450,184
SOFR+0.81%, FRN,
5.165%, 1/18/27(*) .... 7,000 7,025,830
Ω SOFR+0.81%, FRN,
5.165%, 1/18/27(*) .... 250 250,922
Ω SOFR+0.68%, FRN,
5.035%, 7/16/27(*) .... 1,127 1,129,740
5.350%, 11/4/27, MTN AUD 4,982 3,289,158
4.500%, 3/31/28 ..... AUD 7,751 5,017,392
4.950%, 9/11/28 , MTN AUD 3,500 2,296,173
Ω SOFR+0.85%, FRN,
5.207%, 12/16/29(*) ... 725 730,124
4.615%, 12/16/29 .... 2,205 2,234,608
Commonwealth Bank of Australia
Ω SOFR+0.40%, FRN,
4.758%, 7/7/25(*) ..... 5,584 5,585,226
Ω SOFR+0.63%, FRN,
4.987%, 9/12/25(*) .... 5,419 5,424,575
Ω SOFR+0.75%, FRN,
5.107%, 3/13/26(*) .... 9,407 9,432,133
Ω SOFR+0.52%, FRN,
4.877%, 6/15/26(*) .... 1,150 1,150,585
Ω SOFR+0.46%, FRN,
4.819%, 11/27/26(*) ... 700 699,572
Ω
# SOFR+0.97%, FRN,
5.327%, 3/14/27(*) .... 205 206,464
4.400%, 8/18/27, MTN AUD 4,510 2,912,207
5.000%, 1/13/28, MTN AUD 15,700 10,283,401
BBSW3M+0.95%, FRN,
5.124%, 8/17/28(*), MTN AUD 6,000 3,855,177
Cooperatieve Rabobank UA
BBSW3M+1.15%, FRN,
5.292%, 11/21/28(*) ... AUD 1,000 642,913
5.051%, 2/26/29, MTN AUD 15,000 9,802,543
Glencore Funding LLC
Ω 1.625%, 9/1/25 ...... 1,123 1,110,573
Ω SOFRINDX+1.06%,
FRN, 5.419%, 4/4/27(*) 969 973,354
Ω 5.400%, 5/8/28 ...... 2,160 2,205,896
Ω 5.371%, 4/4/29 ...... 8,093 8,250,975
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
Ω 5.186%, 4/1/30 ...... 1,305 $ 1,321,308
Macquarie Bank, Ltd.
Ω SOFR+1.20%, FRN,
5.558%, 12/7/26(*) .... 2,400 2,417,040
Ω SOFRINDX+0.92%,
FRN, 5.280%, 7/2/27(*) 14,940 15,003,628
National Australia Bank, Ltd.
Ω SOFR+0.76%, FRN,
5.120%, 5/13/25(*) .... 2,200 2,200,367
Ω
# SOFR+0.86%, FRN,
5.218%, 6/9/25(*) ..... 660 660,274
Ω SOFR+0.65%, FRN,
5.008%, 12/10/25(*) ... 5,225 5,233,059
Ω SOFR+0.62%, FRN,
4.978%, 6/11/27(*) .... 2,000 2,000,808
Ω SOFR+0.60%, FRN,
4.956%, 10/26/27(*) ... 275 273,662
4.944%, 1/12/28 ..... 2,912 2,973,035
BBSW3M+1.00%, FRN,
5.204%, 5/12/28(*), MTN AUD 900 578,979
4 .900%, 6/13/28 ..... 3,148 3,219,457
5.400%, 11/16/28 .... AUD 4,300 2,861,953
4.787%, 1/10/29 ..... 12,896 13,150,902
Ω SOFR+0.79%, FRN,
5.145%, 1/14/30(*) .... 1,500 1,503,202
4.901%, 1/14/30 ..... 3,730 3,828,050
New South Wales Treasury
Corp.
3.000%, 4/20/29 ..... AUD 5,000 3,117,790
Norfina, Ltd.
4.800%, 12/14/27, MTN AUD 1,000 651,020
4.750%, 3/19/29 ..... AUD 5,000 3,234,082
Origin Energy Finance, Ltd.
1.000%, 9/17/29, MTN EUR 600 618,281
South Australian Government
Financing Authority
3.000%, 5/24/28 ..... AUD 3,700 2,330,436
Treasury Corp. of Victoria
2.500%, 10/22/29 .... AUD 11,000 6,637,500
Westpac Banking Corp.
SOFR+0.72%, FRN,
5.081%, 11/17/25(*) ... 2,507 2,511,342
SOFR+0.42%, FRN,
4.775%, 4/16/26(*) .... 3,308 3,306,913
SOFR+0.52%, FRN,
4.880%, 6/3/26(*) ..... 295 295,070
2.400%, 1/25/27, MTN AUD 3,000 1,869,388
BBSW3M+1.23%, FRN,
5.424%, 11/11/27(*) ... AUD 1,000 647,367
4.800%, 2/16/28, MTN AUD 7,200 4,691,400

30
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
BBSW3M+0.98%, FRN,
5.154%, 2/16/28(*), MTN AUD 1,100 $ 707,923
BBSW3M+0.93%, FRN,
5.045%, 9/19/28(*) .... AUD 500 321,095
5.535%, 11/17/28 .... 2,220 2,324,057
1.953%, 11/20/28 .... 3,627 3,366,279
5.000%, 1/15/29, MTN AUD 1,900 1,248,500
SOFR+0.81%, FRN,
5.165%, 4/16/29(*) .... 1,410 1,414,248
5.100%, 5/14/29, MTN AUD 5,600 3,696,845
2.650%, 1/16/30 ..... 3,950 3,675,063
Woodside Finance, Ltd.
4.500%, 3/4/29 ...... 6,800 6,698,946
Ω 4.500%, 3/4/29 ...... 975 961,664
TOTAL AUSTRALIA ........ 212,733,985
BELGIUM — (0.2%)
Crelan SA
5.750%, 1/26/28, MTN EUR 5,000 6,102,649
European Union
2.875%, 10/5/29 ..... EUR 1,500 1,745,657
TOTAL BELGIUM ......... 7,848,306
CANADA — (9.0%)
Alimentation Couche-Tard, Inc.
Ω 3.550%, 7/26/27 ..... 114 111,886
American National Group, Inc.
5.750%, 10/1/29 ..... 18,251 18,548,517
Bank of Montreal
1.850%, 5/1/25, MTN . 3,535 3,535,000
SOFRINDX+1.06%,
FRN, 5.418%, 6/7/25(*) 1,337 1,338,052
3.700%, 6/7/25, MTN . 575 574,327
SOFRINDX+0.95%,
FRN, 5.310%, 9/25/25(*) 1,021 1,022,665
SOFRINDX+1.33%,
FRN, 5.688%, 6/5/26(*) 1,157 1,165,446
1.250%, 9/15/26, MTN 691 663,089
SOFRINDX+0.62%,
FRN, 4.977%, 9/15/26(*) 1,929 1,926,691
SOFRINDX+1.16%, FRN,
5.518%, 12/11/26(*) ... 2,206 2,222,235
SOFRINDX+0.76%,
FRN, 5.120%, 6/4/27(*) 12,082 12,085,109
4.700%, 9/14/27, MTN 268 270,369
5.717%, 9/25/28 ..... 1,606 1,671,516
Bank of Nova Scotia (The)
# 1.300%, 6/11/25 ..... 218 217,172
5.450% , 6/12/25 ..... 200 200,221
SOFRINDX+1.09%,
FRN, 5.447%, 6/12/25(*) 150 150,136
SOFRINDX+0.55%,
FRN, 4.905%, 3/2/26(*) 795 794,967
SOFR+0.61%, FRN,
4.967%, 9/15/26(*) .... 500 499,400
Face
Amount^ Value†
(000)
CANADA — (Continued)
SOFRINDX+0.78%,
FRN, 5.140%, 6/4/27(*) 12,680 $ 12,664,748
# 5.250%, 6/12/28 ..... 5,296 5,445,062
SOFRINDX+1.08%,
FRN, 5.436%, 8/1/29(*) 1,950 1,944,769
5.450%, 8/1/29 ...... 3,578 3,707,013
4.850%, 2/1/30 ...... 2,375 2,402,342
Brookfield Finance, Inc.
3.900%, 1/25/28 ..... 5,098 5,015,322
4.850%, 3/29/29 ..... 1,823 1,832,821
# 4.350%, 4/15/30 ..... 720 702,838
Canadian Imperial Bank of
Commerce
1.250%, 6/22/26 ..... 391 378,055
SOFR+1.22%, FRN,
5.580%, 10/2/26(*) .... 5,248 5,279,722
3.450%, 4/7/27 ...... 372 366,474
SOFR+0.94%, FRN,
5.301%, 6/28/27(*) .... 3,985 3,986,773
5.001%, 4/28/28 ..... 1,342 1,368,447
5.986%, 10/3/28 ..... 2,117 2,220,626
# 5.260%, 4/8/29 ...... 6,119 6,279,771
Canadian Natural Resources,
Ltd.
2.050%, 7/15/25 ..... 981 975,170
5.000%, 12/15/29 .... 470 468,463
Ω 5.000%, 12/15/29 .... 9,081 9,051,309
CDP Financial, Inc.
Ω SOFRINDX+0.40%,
FRN, 4.761%, 5/19/25(*) 439 439,042
4.875%, 6/5/29, MTN . 24,700 25,574,811
Ω
# 4.875%, 6/5/29 ...... 3,000 3,106,252
4.625%, 1/24/30 ..... 11,000 11,277,358
Ω 4.625%, 1/24/30 ..... 6,175 6,330,698
Columbia Pipelines Holding Co.
LLC
Ω 6.042%, 8/15/28 ..... 7,113 7,334,408
CPPIB Capital, Inc.
SOFR+1.25%, FRN,
5.608%, 3/11/26(*) .... 500 504,220
Ω SOFR+1.25%, FRN,
5.608%, 3/11/26(*) .... 500 504,220
4.400%, 1/15/29, MTN AUD 5,000 3,257,661
Element Fleet Management
Corp.
Ω 3.850%, 6/15/25 ..... 2,057 2,052,880
Ω 6.319%, 12/4/28 ..... 1,926 2,025,955
Ω 5.037%, 3/25/30 ..... 6,085 6,055,134
Enbridge, Inc.
3.125%, 11/15/29 .... 1,900 1,777,699
Export Development Canada
SOFRINDX+0.33%,
FRN, 4.686%, 8/1/28(*) 5,390 5,392,452
4.500%, 9/6/28 ...... AUD 2,700 1,770,694

31
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
CANADA — (Continued)
Fairfax Financial Holdings, Ltd.
4.850%, 4/17/28 ..... 2,425 $ 2,443,376
Federation des Caisses
Desjardins du Quebec
Ω 5.250%, 4/26/29 ..... 12,285 12,587,621
# 5.250%, 4/26/29 ..... 10,000 10,246,334
3.467%, 9/5/29, MTN . EUR 520 604,585
Kinross Gold Corp.
4.500%, 7/15/27 ..... 316 315,448
Liberty Utilities Co.
Ω
# 5.577%, 1/31/29 ..... 3,050 3,133,199
Magna International, Inc.
4.150%, 10/1/25 ..... 1,124 1,120,521
5.050%, 3/14/29 ..... 19,090 19,340,605
National Bank of Canada
5.600%, 12/18/28 .... 8,727 9,042,747
4.500%, 10/10/29 .... 20,286 20,198,389
Ontario Teachers' Finance Trust
4.250%, 4/25/28 ..... 4,448 4,496,930
Ω
# 4.625%, 4/10/29 ..... 3,000 3,075,976
Province of Alberta Canada
3.600%, 4/11/28, MTN AUD 1,000 632,663
Province of British Columbia
Canada
6.500%, 1/15/26 ..... 150 152,153
# 4.800%, 11/15/28 .... 14,784 15,245,372
4.900%, 4/24/29 ..... 21,968 22,779,311
Province of Manitoba Canada
3.600%, 8/17/27 , MTN AUD 5,000 3,176,848
Province of Ontario Canada
# 4.200%, 1/18/29 ..... 11,472 11,601,418
3.700%, 9/17/29 ..... 17 16,833
2.000%, 10/2/29 ..... 3,979 3,667,452
4.700%, 1/15/30 ..... 5,000 5,152,400
Province of Quebec Canada
2.450%, 10/15/29, MTN EUR 10,300 10,509,114
PSP Capital, Inc.
1.625%, 10/26/28 .... 10,000 9,293,536
Rogers Communications, Inc.
3.625%, 12/15/25 .... 166 165,076
Royal Bank of Canada
1.150%, 6/10/25 ..... 204 203,202
SOFRINDX+0.57%,
FRN, 4.926%, 4/27/26(*) 1,444 1,446,048
SOFRINDX+1.08%,
FRN, 5.435%, 7/20/26(*) 1,140 1,147,950
SOFRINDX+0.95%,
FRN, 5.305%, 1/19/27(*) 2,700 2,708,274
SOFRINDX+ 0.71%,
FRN, 5.065%, 1/21/27(*) 5,435 5,442,336
4.900%, 1/12/28 ..... 400 406,923
5.000%, 1/24/28, MTN GBP 1,500 2,022,340
Face
Amount^ Value†
(000)
CANADA — (Continued)
Toronto-Dominion Bank (The)
SOFR+1.02%, FRN,
5.378%, 6/6/25(*) ..... 200 $ 200,148
3.766%, 6/6/25 ...... 500 499,526
1.150%, 6/12/25 ..... 1,000 995,866
SOFR+1.08%, FRN,
5.435%, 7/17/26(*) .... 5,640 5,669,376
SOFR+0.59%, FRN,
4.948%, 9/10/26(*) .... 278 277,522
SOFR+0.73%, FRN,
5.088%, 4/5/27(*) ..... 8,755 8,717,115
4.108%, 6/8/27 ...... 6,050 6,029,863
2.551%, 8/3/27, MTN . EUR 100 113,726
4.693%, 9/15/27 ..... 558 563,033
5.156%, 1/10/28 ..... 702 716,821
5.523%, 7/17/28 ..... 1,103 1,143,467
4.994%, 4/5/29 ...... 4,045 4,126,883
4.783%, 12/17/29 .... 9,091 9,176,639
SOFR+1.03%, FRN,
5.388%, 12/17/29(*) ... 715 709,981
TransCanada PipeLines, Ltd.
4.250%, 5/15/28 ..... 50 49,610
# 4.100%, 4/15/30 ..... 450 434,367
TOTAL CANADA .......... 410,288,930
CHINA — (0.0%)
Asian Infrastructure Investment
Bank (The)
SOFRINDX+0.62%,
FRN, 4.981%, 8/16/27(*) 87 87,594
TOTAL CHINA ............ 87,594
CÔTE D'IVOIRE — (0.1%)
African Development Bank
3.350%, 8/8/28 , MTN . AUD 7,830 4,948,942
TOTAL CÔTE D'IVOIRE .... 4,948,942
DENMARK — (0.8%)
Danske Bank A/S
Ω 4.375%, 6/12/28 ..... 350 348,576
DSV Finance BV
3.500%, 6/26/29, MTN EUR 6,500 7,586,491
ISS Global A/S
3 .875%, 6/5/29, MTN . EUR 16,400 19,234,197
Nykredit Realkredit A/S
4.625%, 1/19/29, MTN EUR 3,500 4,191,167
3.875%, 7/9/29, MTN . EUR 1,060 1,238,897
3.375%, 1/10/30, MTN EUR 1,710 1,953,156
TOTAL DENMARK ........ 34,552,484
FINLAND — (0.7%)
Nordea Bank Abp
Ω 3.600%, 6/6/25 ...... 461 460,401
Ω
# 1.500%, 9/30/26 ..... 1,367 1,314,603
Ω SOFR+0.74%, FRN,
5.099%, 3/19/27(*) .... 2,665 2,669,364

32
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
FINLAND — (Continued)
Ω SOFR+1.02%, FRN,
5.378%, 9/10/29(*) .... 1,650 $ 1,651,281
Ω
# 4.375%, 9/10/29 ..... 16,746 16,745,949
Nordic Investment Bank
4.100%, 6/8/28 ...... AUD 5,000 3,229,284
OP Corporate Bank PLC
0.375%, 12/8/28, MTN EUR 3,000 3,121,132
0.625%, 11/12/29, MTN EUR 576 589,547
Stora Enso OYJ
4.250%, 9/1/29, MTN . EUR 220 259,388
TOTAL FINLAND .......... 30,040,949
FRANCE — (2.9%)
Agence Francaise de
Developpement EPIC
4.500%, 3/5/29, MTN . 10,000 10,144,000
Ayvens SA
3 .875%, 7/16/29 ..... EUR 3,400 3,982,874
Banque Federative du Credit
Mutuel SA
1.000%, 5/23/25, MTN EUR 1,000 1,135,830
0.750%, 7/17/25, MTN EUR 1,500 1,698,910
Ω SOFRINDX+1.40%,
FRN, 5.755%, 7/13/26(*) 1,550 1,567,452
Ω SOFR+1.13%, FRN,
5.485%, 1/23/27(*) .... 1,640 1,645,510
Ω
# 4.753%, 7/13/27 ..... 405 406,616
Ω SOFRINDX+1.07%,
FRN, 5.431%, 2/16/28(*) 7,436 7,418,511
Ω 5.790%, 7/13/28 ..... 2,495 2,584,162
2.625%, 11/6/29, MTN EUR 2,900 3,230,647
Ω 5.585%,
SOFRINDX+1.23%,
1/22/30(*) ........... 600 600,024
BNP Paribas SA
Ω
# 3.500%, 11/16/27 .... 500 486,096
1.875%, 12/14/27 .... GBP 1,500 1,859,409
Ω 4.400%, 8/14/28 ..... 4,091 4,053,396
3.625% , 9/1/29, MTN . EUR 600 697,340
BPCE SA
Ω SOFR+0.96%, FRN,
5.319%, 9/25/25(*) .... 1,050 1,050,449
Ω 1.000%, 1/20/26 ..... 1,062 1,034,965
Ω 4.750%, 7/19/27 ..... 1,551 1,562,228
Ω 3.250%, 1/11/28 ..... 2,150 2,082,635
3.250%, 1/11/28, MTN 2,000 1,937,335
Ω 5.125%, 1/18/28 ..... 2,818 2,866,956
4.375%, 7/13/28, MTN EUR 1,800 2,136,216
Ω 5.281%, 5/30/29 ..... 1,000 1,025,036
Ω
# 2.700%, 10/1/29 ..... 2,892 2,663,831
Bpifrance SACA
0.050%, 9/26/29 ..... EUR 2,000 2,045,522
Caisse des Depots et
Consignations
3.000%, 5/25/29, MTN EUR 2,000 2,327,173
Face
Amount^ Value†
(000)
FRANCE — (Continued)
Credit Agricole SA
Ω SOFR+1.29%, FRN,
5.648%, 7/5/26(*) ..... 4,972 $ 5,000,325
Ω 4.125%, 1/10/27 ..... 625 621,494
Ω SOFR+0.87%, FRN,
5.228%, 3/11/27(*) .... 13,350 13,359,726
5.301%, 7/12/28 ..... 800 819,615
Ω
# 5.301%, 7/12/28 ..... 4,909 5,029,364
1.750%, 3/5/29, MTN . EUR 500 542,760
Electricite de France SA
4.500%, 9/21/28 ..... 2,000 1,994,585
Engie SA
3.625%, 1/11/30, MTN EUR 200 233,869
JCDecaux SE
1.625%, 2/7/30 ...... EUR 200 210,797
RCI Banque SA
3.375%, 7/26/29, MTN EUR 380 434,443
4.875%, 10/2/29, MTN EUR 300 362,888
Societe Generale SA
Ω
# 4.000%, 1/12/27 ..... 1,803 1,782,154
0.875%, 9/24/29, MTN EUR 800 820,493
Ω 3.000%, 1/22/30 ..... 550 506,108
Tikehau Capital SCA
6.625%, 3/14/30 ..... EUR 1,000 1,267,083
TotalEnergies Capital Canada,
Ltd.
2.125%, 9/18/29, MTN EUR 2,100 2,329,112
TotalEnergies Capital
International SA
3.455%, 2/19/29 ..... 2,996 2,925,407
# 2.829%, 1/10/30 ..... 10,789 10,156,241
Vinci SA
Ω
# 3.750%, 4/10/29 ..... 3,800 3,717,586
3.750%, 4/10/29 ..... 15,000 14,656,401
WEA Finance LLC
Ω 4.125%, 9/20/28 ..... 2,500 2,447,490
Ω 3.500%, 6/15/29 ..... 927 879,695
TOTAL FRANCE .......... 132,340,759
GERMANY — (4.7%)
Bayer AG
4.250%, 8/26/29, MTN EUR 250 297,634
Bayer US Finance II LLC
Ω 5.500%, 8/15/25 ..... 316 316,021
Ω 4.250%, 12/15/25 .... 350 348,408
Ω 4.375%, 12/15/28 .... 18,762 18,404,067
4.375%, 12/15/28 .... 3,000 2,942,756
Bayer US Finance LLC
Ω
# 6.250%, 1/21/29 ..... 5,384 5,612,353
BMW Finance NV
Ω 2.850%, 8/14/29 ..... 1,000 927,599
BMW US Capital LLC
Ω SOFRINDX+0.62%,
FRN, 4.982%, 8/11/25(*) 2,000 2,000,665

33
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Ω SOFRINDX+ 0.55%,
FRN, 4.910%, 4/2/26(*) 9,252 $ 9,237,052
Ω 1.250%, 8/12/26 ..... 173 166,248
Ω SOFRINDX+0.80%,
FRN, 5.160%, 8/13/26(*) 1,141 1,142,424
Ω
# 3.750%, 4/12/28 ..... 1,750 1,716,693
Ω
# 3.950%, 8/14/28 ..... 700 687,626
Ω 4.900%, 4/2/29 ...... 5,668 5,721,807
Ω
# 3.625%, 4/18/29 ..... 1,125 1,081,860
Ω
# 4.650%, 8/13/29 ..... 13,158 13,127,753
Continental AG
3.500%, 10/1/29, MTN EUR 710 822,932
Daimler Truck Finance Canada,
Inc.
5 .180%, 9/19/25 ..... CAD 4,100 2,989,530
Daimler Truck Finance North
America LLC
Ω 5.600%, 8/8/25 ...... 500 500,553
Ω SOFR+0.96%, FRN,
5.319%, 9/25/27(*) .... 2,375 2,364,774
Ω 5.125%, 1/19/28 ..... 5,301 5,360,324
Ω 5.400%, 9/20/28 ..... 4,510 4,610,233
Ω 2.375%, 12/14/28 .... 1,628 1,504,359
Ω 5.125%, 9/25/29 ..... 4,327 4,373,584
Ω 5.250%, 1/13/30 ..... 3,372 3,420,597
Deutsche Bank AG
1.686%, 3/19/26 ..... 91 88,782
5.371%, 9/9/27 ...... 171 175,283
5.414%, 5/10/29 ..... 20,350 20,965,857
E.ON SE
3.125%, 3/5/30, MTN . EUR 540 625,355
Fresenius Medical Care US
Finance III, Inc.
Ω 3.750%, 6/15/29 ..... 6,750 6,418,564
Fresenius SE & Co. KGaA
5.000%, 11/28/29, MTN EUR 1,000 1,224,133
Hamburg Commercial Bank AG
3.500%, 1/31/30, MTN EUR 1,397 1,592,936
Kreditanstalt fuer Wiederaufbau
4.200%, 2/8/29, MTN . AUD 13,800 8,981,077
Landwirtschaftliche Rentenbank
4.000%, 1/19/28 ..... AUD 1,500 969,706
3.250%, 4/12/28, MTN AUD 1,100 696,119
Mercedes-Benz Finance North
America LLC
Ω 3.300%, 5/19/25 ..... 200 199,869
Ω SOFR+0.57%, FRN,
4.926%, 8/1/25(*) ..... 2,644 2,644,550
Ω SOFR+ 0.67%, FRN,
5.028%, 1/9/26(*) ..... 700 700,111
Ω SOFR+0.63%, FRN,
4.986%, 7/31/26(*) .... 1,550 1,545,863
Ω SOFR+0.85%, FRN,
5.211%, 11/15/27(*) ... 620 617,357
Ω
# 3.750%, 2/22/28 ..... 3,200 3,130,254
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Ω 5.290%, SOFR+0.93%,
3/31/28 (*) ........... 287 $ 286,673
5.100%, 8/3/28 ...... 5,000 5,062,218
Ω 4.850%, 1/11/29 ..... 1,415 1,418,656
Ω
# 4.300%, 2/22/29 ..... 200 197,021
Ω 4.800%, 8/1/29 ...... 4,961 4,955,971
Ω 3.100%, 8/15/29 ..... 193 180,460
Ω
# 5.100% , 11/15/29 .... 17,784 17,987,181
Siemens
Financieringsmaatschappij NV
Ω 6.125%, 8/17/26 ..... 2 2,050
Ω 1.700%, 3/11/28 ..... 14,982 14,024,765
Sixt SE
3.250%, 1/22/30, MTN EUR 600 687,383
T-Mobile USA, Inc.
4 .200%, 10/1/29 ..... 157 155,082
Traton Finance Luxembourg SA
3.750%, 3/27/30, MTN EUR 600 691,224
Vier Gas Transport GmbH
0.125%, 9/10/29, MTN EUR 700 702,944
Volkswagen Group of America
Finance LLC
Ω 3.350%, 5/13/25 ..... 2,364 2,362,893
Ω 3.950%, 6/6/25 ...... 650 649,099
Ω SOFR+0.83%, FRN,
5.189%, 3/20/26(*) .... 3,298 3,297,439
Ω SOFR+1.06%, FRN,
5.421%, 8/14/26(*) .... 742 741,995
Ω 4.350%, 6/8/27 ...... 359 355,243
Ω 5.650%, 9/12/28 ..... 1,830 1,864,369
Ω 4.750%, 11/13/28 .... 1,482 1,467,826
Ω 6.200%, 11/16/28 .... 545 565,243
Ω
# 5.250%, 3/22/29 ..... 6,468 6,493,125
Ω 4.600%, 6/8/29 ...... 3,967 3,875,204
Ω 4.950%, 8/15/29 ..... 5,742 5,696,271
TOTAL GERMANY ........ 213,974,003
HONG KONG — (0.0%)
CK Hutchison Europe Finance
21, Ltd.
0.750%, 11/2/29 ..... EUR 1,000 1,017,472
TOTAL HONG KONG ...... 1,017,472
IRELAND — (1.3%)
Accenture Capital, Inc.
4.050% , 10/4/29 ..... 43,692 43,412,014
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
6.500%, 7/15/25 ..... 2,660 2,663,971
4.450%, 10/1/25 ..... 624 622,824
2.450%, 10/29/26 .... 718 694,562
3.650%, 7/21/27 ..... 1,124 1,098,321
4.625%, 10/15/27 .... 700 698,724
3.875%, 1/23/28 ..... 1,300 1,272,720
5.750%, 6/6/28 ...... 927 954,572
3.000%, 10/29/28 .... 1,860 1,756,649

34
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
IRELAND — (Continued)
4.625%, 9/10/29 ..... 4,527 $ 4,492,950
Experian Finance PLC
0.739%, 10/29/25, MTN 2,000 2,619,632
4.250%, 2/1/29 ...... 1,000 994,967
Medtronic Global Holdings SCA
0.250%, 7/2/25 ...... 200 226,504
TOTAL IRELAND .......... 61,508,410
ITALY — (0.8%)
Autostrade per l'Italia SpA
1.875%, 9/26/29, MTN EUR 460 499,785
Banco BPM SpA
3.375%, 1/21/30, MTN EUR 1,620 1,856,582
Enel Finance International NV
Ω 7.050%, 10/14/25 .... 307 309,274
7.050%, 10/14/25 .... 840 846,221
Ω 3.500%, 4/6/28 ...... 1,482 1,439,063
Eni SpA
4.750%, 9/12/28 ..... 6,770 6,814,618
Ω 4.750%, 9/12/28 ..... 11,940 12,030,110
0.625%, 1/23/30, MTN EUR 800 818,710
Eni USA, Inc.
7.300%, 11/15/27 .... 6,484 6,911,539
Iccrea Banca SpA
3.375%, 1/30/30, MTN EUR 540 615,019
Intesa Sanpaolo SpA
Ω 7.000%, 11/21/25 .... 700 708,088
Ω
# 3.875%, 1/12/28 ..... 250 244,448
Ω 4.000%, 9/23/29 ..... 500 482,165
5.250% , 1/13/30, MTN EUR 2,860 3,569,015
TOTAL ITALY ............ 37,144,637
JAPAN — (5.2%)
7-Eleven, Inc.
Ω 1.300%, 2/10/28 ..... 10,450 9,554,165
1.300%, 2/10/28 ..... 200 182,855
Aircastle, Ltd.
Ω 5.250%, 8/11/25 ..... 2,100 2,096,685
Ω 2.850%, 1/26/28 ..... 400 377,485
Ω 6.500%, 7/18/28 ..... 1,873 1,942,227
Ω 5.950%, 2/15/29 ..... 10,642 10,918,577
American Honda Finance Corp.
SOFR+0.45%, FRN,
4.807%, 6/13/25(*) .... 2,500 2,500,143
SOFR+0.60%, FRN,
4.961%, 8/14/25(*) .... 3,967 3,967,918
SOFRINDX+0.79%,
FRN, 5.149%, 10/3/25(*) 1,495 1,497,171
SOFR+0.71%, FRN,
5.067%, 1/9/26(*) ..... 2,327 2,328,447
SOFR+0.92%, FRN,
5.275%, 1/12/26(*) .... 2,481 2,488,336
SOFR+0.50%, FRN,
4.855%, 1/12/26(*) .... 370 369,500
SOFR+0.55%, FRN,
4.912%, 5/11/26(*) .... 500 499,408
Face
Amount^ Value†
(000)
JAPAN — (Continued)
SOFR+0.55%, FRN,
4.910%, 5/21/26(*) .... 282 $ 281,643
SOFRINDX+0.72%,
FRN, 5.078%, 10/5/26(*) 2,438 2,438,715
SOFR+ 0.77%, FRN,
5.127%, 3/12/27(*) .... 745 743,490
SOFR+0.71%, FRN,
5.067%, 7/9/27(*) ..... 1,752 1,747,105
SOFR+0.72%, FRN,
5.075%, 10/22/27(*) ... 1,650 1,640,133
5.177%, SOFR+0.82%,
3/3/28(*) ............ 1,570 1,567,270
2.250%, 1/12/29 ..... 1,406 1,296,772
# 4.900%, 3/13/29 ..... 1,034 1,049,191
4.400%, 9/5/29 ...... 9,170 9,125,789
4.800%, 3/5/30 ...... 3,550 3,576,909
Aviation Capital Group LLC
6.750%, 10/25/28 .... 2,300 2,433,852
Ω 5.375% , 7/15/29 ..... 6,138 6,195,818
Ω 5.125%, 4/10/30 ..... 1,459 1,443,632
Japan Government Five Year
Bond
0.005%, 6/20/26 ..... JPY 450,000 3,134,605
0.005%, 9/20/26 ..... JPY 810,000 5,631,953
0.300%, 12/20/28 .... JPY 780,000 5,374,749
Japan Government Two Year
Bond
0.400%, 7/1/26 ...... JPY 480,000 3,357,981
JT International Financial
Services BV
3.875%, 9/28/28, MTN 5,000 4,922,120
Mitsubishi UFJ Financial Group,
Inc.
1.412%, 7/17/25 ..... 767 761,775
2.757%, 9/13/26 ..... 619 606,259
3.195%, 7/18/29 ..... 1,701 1,608,488
2.559%, 2/25/30 ..... 2,681 2,437,450
Mizuho Financial Group, Inc.
3.477%, 4/12/26 ..... 300 297,492
Ω
# 3.477%, 4/12/26 ..... 2,718 2,695,280
2.839%, 9/13/26 ..... 188 184,400
0.402%, 9/6/29, MTN . EUR 6,000 6,119,536
Nomura Holdings, Inc.
5.099%, 7/3/25 ...... 2,357 2,358,075
1.851%, 7/16/25 ..... 5,411 5,379,310
2.329%, 1/22/27 ..... 1,102 1,059,968
SOFR+1.25%, FRN,
5.611%, 7/2/27(*) ..... 3,448 3,453,755
5.842%, 1/18/28 ..... 500 514,397
6.070%, 7/12/28 ..... 678 705,187
# 2.172%, 7/14/28 ..... 2,905 2,689,805
2.710%, 1/22/29 ..... 400 370,884
5.605%, 7/6/29 ...... 450 461,980
3.103%, 1/16/30 ..... 5,497 5,081,470

35
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
JAPAN — (Continued)
NTT Finance Corp.
Ω 1.591%, 4/3/28 ...... 695 $ 643,720
Ω 5.110%, 7/2/29 ...... 850 869,423
ORIX Corp.
# 5.000%, 9/13/27 ..... 2,377 2,409,477
3.780%, 5/29/29, MTN EUR 1,000 1,165,805
4.650%, 9/10/29 ..... 8,595 8,621,719
Protective Life Corp.
Ω 4.300%, 9/30/28 ..... 7,891 7,866,971
Ω 3.400%, 1/15/30 ..... 2,790 2,641,920
Sumitomo Mitsui Financial
Group, Inc.
1.474% , 7/8/25 ...... 1,817 1,806,619
SOFR+1.43%, FRN,
5.787%, 1/13/26(*) .... 1,195 1,203,018
SOFR+1.30%, FRN,
5.678%, 7/13/26(*) .... 1,825 1,839,676
SOFR+0.88%, FRN,
5.237%, 1/14/27(*) .... 400 401,195
3.364%, 7/12/27 ..... 65 63,816
5.520%, 1/13/28 ..... 500 515,165
3.544%, 1/17/28 ..... 800 784,388
5.800%, 7/13/28 ..... 400 416,322
3.944%, 7/19/28 ..... 239 236,282
# 5.716%, 9/14/28 ..... 844 877,280
# 1.902%, 9/17/28 ..... 1,600 1,474,561
2.472%, 1/14/29 ..... 590 549,934
SOFR+1.17%, FRN,
5.528%, 7/9/29(*) ..... 5,760 5,797,457
5.316%, 7/9/29 ...... 3,033 3,114,548
3.040%, 7/16/29 ..... 12,931 12,162,721
2.724%, 9/27/29 ..... 500 463,287
5.710%, 1/13/30 ..... 4,316 4,503,251
2.750%, 1/15/30 ..... 4,868 4,477,922
Sumitomo Mitsui Trust Bank, Ltd.
Ω
# 4.800%, 9/15/25 ..... 462 462,117
Ω SOFR+1.15%, FRN,
5.508%, 9/14/26(*) .... 2,829 2,846,833
Ω 1.350%, 9/16/26 ..... 338 324,739
Ω SOFR+0.98%, FRN,
5.347%, 9/10/27(*) .... 3,795 3,800,965
Ω 5.550%, 9/14/28 ..... 2,947 3,049,197
Ω 5.200%, 3/7/29 ...... 5,132 5,277,113
Ω 4.500%, 9/10/29 ..... 1,209 1,209,882
Ω 5.358%, SOFR+0.99%,
3/13/30(*) ........... 600 596,151
Ω 4.700%, 3/13/30 ..... 852 859,310
Toyota Motor Credit Corp.
SOFR+0.60%, FRN,
4.930%, 6/9/25(*) ..... 83 83,025
SOFR+0.65%, FRN,
5.008%, 9/11/25(*) .... 1,300 1,301,048
SOFR+0.65%, FRN,
5.008%, 1/5/26(*) ..... 365 365,255
Face
Amount^ Value†
(000)
JAPAN — (Continued)
SOFR+0.45%, FRN,
4.811%, 5/15/26(*) .... 2,100 $ 2,097,645
SOFRINDX+0.89%,
FRN, 5.251%, 5/18/26(*) 3,815 3,826,790
SOFR+0.77%, FRN,
5.124%, 8/7/26(*) ..... 107 107,193
SOFR+0.65%, FRN,
5.009%, 3/19/27(*) .... 11,733 11,733,109
4.650%, 1/5/29, MTN . 717 724,587
5.050%, 5/16/29 ..... 906 928,901
4.550%, 8/9/29 ...... 1,126 1,132,799
3.375%, 4/1/30, MTN . 145 138,121
TOTAL JAPAN ............ 237,241,412
LUXEMBOURG — (0.2%)
ArcelorMittal SA
# 4.550%, 3/11/26 ..... 414 412,544
6.550%, 11/29/27 .... 1,752 1,822,380
3.125%, 12/13/28, MTN EUR 1,320 1,498,876
Czech Gas Networks
Investments Sarl
0.450%, 9/8/29 ...... EUR 120 121,416
Eurofins Scientific SE
4.000%, 7/6/29 ...... EUR 300 350,126
SELP Finance Sarl
0.875%, 5/27/29 ..... EUR 3,620 3,760,323
TOTAL LUXEMBOURG ..... 7,965,665
NETHERLANDS — (2.9%)
ABN AMRO Bank NV
0.500%, 9/23/29, MTN EUR 800 816,054
4.250%, 2/21/30, MTN EUR 4,300 5,121,316
BNG Bank NV
Ω SOFRINDX+1.00%,
FRN, 5.357%, 8/5/26(*) 260 262,210
3.300%, 7/17/28, MTN AUD 18,983 11,985,185
3.300%, 4/26/29, MTN AUD 1,700 1,063,823
Ω 4.750%, 2/1/30 ...... 15,000 15,547,342
4.750%, 2/1/30 ...... 10,000 10,358,000
Cooperatieve Rabobank UA
SOFRINDX+0.71%,
FRN, 5.067%, 1/9/26(*) 3,080 3,087,668
SOFRINDX+0.62%,
FRN, 4.979%, 8/28/26(*) 4,400 4,405,153
SOFRINDX+0.90%,
FRN, 5.258%, 10/5/26(*) 7,125 7,159,984
SOFRINDX+0.71%,
FRN, 5.068%, 3/5/27(*) 1,435 1,437,295
SOFRINDX+0.89%, FRN,
5.245%, 10/17/29(*) ... 4,235 4,225,632
4.494%, 10/17/29 .... 19,494 19,595,326
CTP NV
1.250%, 6/21/29, MTN EUR 14,000 14,573,718
ING Groep NV
Ω 4.625%, 1/6/26 ...... 2,434 2,434,139
2.000%, 9/20/28, MTN EUR 2,000 2,211,163

36
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
NETHERLANDS — (Continued)
4.550%, 10/2/28 ..... 6,978 $ 6,974,417
# 4.050%, 4/9/29 ...... 9,601 9,400,731
Nederlandse Waterschapsbank
NV
3.450%, 7/17/28, MTN AUD 17,500 11,093,773
TOTAL NETHERLANDS .... 131,752,929
NEW ZEALAND — (0.1%)
New Zealand Local Government
Funding Agency Bond
4.700%, 8/1/28 , MTN . AUD 8,000 5,249,880
TOTAL NEW ZEALAND ..... 5,249,880
NORWAY — (1.0%)
Aker BP ASA
Ω 5.600%, 6/13/28 ..... 6,132 6,254,143
Ω 3.750%, 1/15/30 ..... 20,900 19,746,422
Kommunalbanken A/S
3.625%, 9/4/29, MTN . 2,000 1,980,840
Kommunalbanken AS
Ω SOFRINDX+1.00%,
FRN, 5.357%, 6/17/26(*) 6,810 6,860,703
4.350%, 1/18/28, MTN AUD 8,140 5,293,263
Ω SOFRINDX+0.40%,
FRN, 4.760%, 3/3/28(*) 5,100 5,103,603
3.400%, 7/24/28 , MTN AUD 1,400 886,319
TOTAL NORWAY ......... 46,125,293
PHILIPPINES — (0.0%)
Asian Development Bank
3.300%, 8/8/28, MTN . AUD 2,000 1,265,646
TOTAL PHILIPPINES ...... 1,265,646
SPAIN — (1.1%)
Avangrid, Inc.
3 .800%, 6/1/29 ...... 600 581,309
Banco Bilbao Vizcaya Argentaria
SA
0.750%, 6/4/25, MTN . EUR 2,200 2,497,301
1.125%, 9/18/25 ..... 1,000 985,234
5.381%, 3/13/29 ..... 14,800 15,190,708
Banco Santander SA
5.588%, 8/8/28 ...... 4,395 4,532,576
# 6.607%, 11/7/28 ..... 1,600 1,707,955
3.875%, 4/22/29, MTN EUR 5,000 5,860,123
# 3.306%, 6/27/29 ..... 1,200 1,140,788
5.565%, 1/17/30 ..... 1,400 1,446,170
CaixaBank SA
3.750%, 9/7/29, MTN . EUR 3,300 3,894,878
Criteria Caixa SA
3.500%, 10/2/29 ..... EUR 1,900 2,175,974
Inmobiliaria Colonial Socimi SA
3.250%, 1/22/30, MTN EUR 100 114,235
New York State Electric & Gas
Corp.
Ω 5.650%, 8/15/28 ..... 4,325 4,480,354
Face
Amount^ Value†
(000)
SPAIN — (Continued)
Santander Holdings USA, Inc.
3.450%, 6/2/25 ...... 2,997 $ 2,991,656
4.500%, 7/17/25 ..... 2,871 2,866,401
TOTAL SPAIN ............ 50,465,662
SUPRANATIONAL — (4.3%)
African Development Bank
3.500%, 9/18/29 ..... 240 237,267
Asian Development Bank
2.875%, 5/6/25 ...... 465 464,887
SOFRINDX+1.00%,
FRN, 5.357%, 6/16/26(*) 84 84,698
SOFRINDX+1.00%,
FRN, 5.360%, 8/27/26(*) 2,755 2,781,696
SOFRINDX+1.00%,
FRN, 5.360%, 4/6/27(*) 2,138 2,166,863
SOFRINDX+0.30%,
FRN, 4.657%, 6/20/28(*) 3,053 3,049,432
Asian Infrastructure Investment
Bank (The)
0.500%, 5/28/25 ..... 80 79,762
Ω SOFR+0.22%, FRN,
4.577%, 4/15/26(*) .... 450 449,676
Ω SOFRINDX+0.62%,
FRN, 4.981%, 8/16/27(*) 1,015 1,021,924
Council Of Europe Development
Bank
4.125%, 1/24/29 ..... 595 602,730
European Bank for
Reconstruction & Development
SOFRINDX+0.19%,
FRN, 4.545%, 4/14/26(*) 3,385 3,382,935
SOFRINDX+0.33%,
FRN, 4.691%, 2/20/28(*) 10,825 10,832,568
4.125%, 1/25/29 ..... 205 207,827
SOFRINDX+0.30%,
FRN, 4.661%, 2/16/29(*) 12,512 12,497,474
European Investment Bank
SOFRINDX+0.32%,
FRN, 4.682%, 8/14/29(*) 395 395,307
Inter-American Development
Bank
SOFRINDX+0.20%,
FRN, 4.563%, 2/10/26(*) 747 747,081
SOFRINDX+0.17%,
FRN, 4.527%, 9/16/26(*) 6,677 6,668,988
SOFRINDX+0.28%,
FRN, 4.637%, 4/12/27(*) 6,189 6,189,309
SOFRINDX+0.35%,
FRN, 4.711%, 10/4/27(*) 10,020 10,024,389
SOFRINDX+0.27%,
FRN, 4.627%, 3/20/28(*) 6,595 6,584,316
SOFRINDX+0.35%,
FRN, 4.710%, 10/5/28(*) 12,050 12,061,784
SOFRINDX+0.30%,
FRN, 4.661%, 2/15/29(*) 3,836 3,828,635

37
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.37%,
FRN, 4.726%, 8/1/29(*) 16,842 $ 16,856,030
3.500%, 9/14/29 ..... 114 112,750
International Bank for
Reconstruction & Development
SOFRINDX+0.31%,
FRN, 4.667%, 9/18/25(*) 745 745,097
SOFRINDX+0.18%,
FRN, 4.537%, 6/15/26(*) 442 441,761
SOFRINDX+0.31%,
FRN, 4.668%, 9/23/26(*) 9,458 9,468,471
SOFRINDX+0.37%,
FRN, 4.727%, 1/12/27(*) 4,851 4,860,511
SOFRINDX+0.28%,
FRN, 4.790%, 2/23/27(*) 542 542,569
SOFRINDX+0.27%,
FRN, 4.627%, 6/15/27(*) 3,675 3,674,850
SOFRINDX+0.43%,
FRN, 4.791%, 8/19/27(*) 8,960 8,989,478
SOFRINDX+0.28%, FRN,
4.641%, 11/18/27(*) ... 1,292 1,292,017
SOFRINDX+0.30%,
FRN, 4.661%, 5/15/28(*) 22,908 22,910,960
SOFRINDX+0.29%, FRN,
4.651%, 11/22/28(*) ... 5,988 5,970,216
SOFRINDX+0.30%,
FRN, 4.655%, 1/24/29(*) 5,645 5,629,629
International Development
Association
Ω 0.375%, 9/23/25 ..... 125 123,036
Ω 4.375%, 11/27/29 .... 500 511,180
International Finance Corp.
SOFRINDX+0.28%,
FRN, 4.637%, 3/16/26(*) 1,065 1,065,564
SOFRINDX+0.31%,
FRN, 4.670%, 8/28/28(*),
MTN ............... 23,636 23,635,861
4.724%,
SOFRINDX+0.36%,
8/28/29(*) ........... 1,105 1,104,340
Nordic Investment Bank
0.375%, 9/11/25 ..... 205 202,011
SOFRINDX+1.00%,
FRN, 5.362%, 5/12/26(*) 1,740 1,753,671
TOTAL SUPRANATIONAL .. 194,249,550
SWEDEN — (1.4%)
Castellum Helsinki Finance
Holding Abp
0.875%, 9/17/29, MTN EUR 100 101,586
Securitas Treasury Ireland DAC
3.875%, 2/23/30, MTN EUR 500 588,687
Skandinaviska Enskilda Banken
AB
Ω SOFR+0.89%, FRN,
5.248%, 3/5/27(*) ..... 3,516 3,525,349
Face
Amount^ Value†
(000)
SWEDEN — (Continued)
4.375%, 11/6/28, MTN EUR 4,250 $ 5,089,676
Ω 5.375%, 3/5/29 ...... 2,025 2,088,213
Svensk Exportkredit AB
0.625%, 5/14/25 ..... 5,818 5,810,186
SOFRINDX+1.00%,
FRN, 5.356%, 8/3/26(*) 11,547 11,648,475
Svenska Handelsbanken AB
Ω
# SOFR+0.91%, FRN,
5.268%, 6/10/25(*) .... 411 411,228
Ω SOFR+1.25%, FRN,
5.607%, 6/15/26(*) .... 2,100 2,112,778
Ω SOFR+0.66%, FRN,
5.019%, 5/28/27(*) .... 4,975 4,971,139
5.000%, 3/2/28, MTN . AUD 5,000 3,261,756
BBSW3M+1.05%, FRN,
5.165%, 3/2/28(*) ..... AUD 6,000 3,849,149
Ω 5.500%, 6/15/28 ..... 8,962 9,238,721
5.500%, 6/15/28 ..... 1,000 1,030,877
2.625%, 9/5/29 ...... EUR 2,000 2,268,341
Swedbank AB
3.750%, 11/14/25, MTN EUR 2,000 2,290,417
Volvo Treasury AB
3.125%, 2/8/29, MTN . EUR 2,200 2,540,964
3.125%, 8/26/29, MTN EUR 1,300 1,499,795
TOTAL SWEDEN .......... 62,327,337
SWITZERLAND — (0.7%)
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
3.350%, 5/21/29, MTN AUD 8,600 5,367,111
Glencore Capital Finance DAC
0.750%, 3/1/29, MTN . EUR 4,400 4,568,317
Nestle Holdings, Inc.
3.625% , 9/24/28 ..... 1,450 1,431,285
Roche Holdings, Inc.
5.338%, 11/13/28 .... 3,000 3,113,777
1.930%, 12/13/28 .... 10,000 9,268,885
Sandoz Finance BV
3.250%, 9/12/29 ..... EUR 500 574,507
UBS AG
SOFR+0.93%, FRN,
5 .288%, 9/11/25(*) .... 2,630 2,632,859
1.250%, 6/1/26 ...... 50 48,466
5.650%, 9/11/28 ..... 575 597,734
UBS Group AG
Ω 4.125%, 9/24/25 ..... 1,575 1,570,775
Ω 4.125%, 4/15/26 ..... 601 599,100
TOTAL SWITZERLAND ..... 29,772,816
UNITED KINGDOM — (2.9%)
Ashtead Capital, Inc.
Ω 1.500%, 8/12/26 ..... 2,230 2,146,235
AstraZeneca PLC
4.000%, 1/17/29 ..... 167 166,112

38
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED KINGDOM — (Continued)
Barclays PLC
4.375%, 1/12/26 ..... 650 $ 648,406
BAT Capital Corp.
4.700%, 4/2/27 ...... 52 52,196
3.557%, 8/15/27 ..... 98 96,191
# 2.259%, 3/25/28 ..... 1,246 1,172,072
3.462%, 9/6/29 ...... 300 285,854
BAT International Finance PLC
1.668%, 3/25/26 ..... 51 49,633
4.448%, 3/16/28 ..... 3,751 3,755,318
5.931%, 2/2/29 ...... 5,000 5,230,979
3.125%, 3/6/29, MTN . EUR 2,000 2,291,463
2.250%, 1/16/30, MTN EUR 6,670 7,283,243
BP Capital Markets PLC
1.594%, 7/3/28, MTN . 3,000 3,318,258
1.637%, 6/26/29, MTN 2,500 2,714,562
British Telecommunications PLC
Ω 3.250%, 11/8/29 ..... 250 237,197
Cadent Finance PLC
0.625%, 3/19/30, MTN EUR 500 505,227
CK Hutchison International 23,
Ltd.
Ω
# 4 .750%, 4/21/28 ..... 5,000 5,027,899
Credit Agricole SA
1.000%, 7/3/29, MTN . EUR 1,100 1,162,628
HSBC Holdings PLC
4.950%, 3/31/30 ..... 600 606,432
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.320%, 3/4/27(*) ..... 5,136 5,158,110
Imperial Brands Finance PLC
Ω 5.500%, 2/1/30 ...... 3,505 3,601,912
Lloyds Bank PLC
3.500%, 5/14/25 ..... 696 695,815
Lloyds Banking Group PLC
4.450%, 5/8/25 ...... 1,411 1,410,954
4.375%, 3/22/28 ..... 2,316 2,310,156
4.550%, 8/16/28 ..... 1,049 1,048,138
LSEGA Financing PLC
1.375%, 4/6/26 ...... 425 413,717
Ω 1.375%, 4/6/26 ...... 1,077 1,048,409
Ω 2.000%, 4/6/28 ...... 1,200 1,123,494
Motability Operations Group PLC
3 .625%, 7/24/29, MTN EUR 8,000 9,351,370
4.000%, 1/17/30, MTN EUR 600 709,845
National Grid North America, Inc.
3.247%, 11/25/29, MTN EUR 1,900 2,187,624
Nationwide Building Society
Ω 3.900%, 7/21/25 ..... 838 836,465
Ω 1.500%, 10/13/26 .... 2,753 2,644,745
Ω 5.127%, 7/29/29 ..... 20,155 20,511,208
3.250%, 9/5/29, MTN . EUR 4,000 4,615,960
NatWest Group PLC
4.800%, 4/5/26 ...... 802 804,396
Face
Amount^ Value†
(000)
UNITED KINGDOM — (Continued)
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
5.261%, 5/17/27(*) .... 2,670 $ 2,663,699
Ω 5.309%, SOFR+0.95%,
3/21/28(*) ........... 500 498,893
5.899%, 8/23/28, MTN AUD 1,950 1,300,283
Ω SOFR+1.14%, FRN,
5.501%, 5/17/29(*) .... 5,630 5,613,504
3.125%, 1/10/30, MTN EUR 3,300 3,772,549
Reckitt Benckiser Treasury
Services PLC
3.625%, 6/20/29, MTN EUR 12,000 14,095,342
RELX Capital, Inc.
4.000%, 3/18/29 ..... 700 691,907
Reynolds American, Inc.
4.450%, 6/12/25 ..... 666 665,636
SSE PLC
2.875%, 8/1/29, MTN . EUR 6,800 7,735,597
TOTAL UNITED KINGDOM .. 132,259,633
UNITED STATES — (45.8%)
3M Co.
2.875%, 10/15/27 .... 50 48,462
3.625%, 9/14/28, MTN 7,872 7,703,319
3.375%, 3/1/29 , MTN . 3,506 3,379,392
2.375%, 8/26/29 ..... 1,787 1,645,407
Abbott Laboratories
1.150%, 1/30/28 ..... 3,000 2,804,355
AbbVie, Inc.
3.600%, 5/14/25 ..... 1,600 1,599,360
3.200%, 11/21/29 .... 423 403,194
AEP Texas, Inc.
Ω 3.850%, 10/1/25 ..... 200 198,411
AES Corp. (The)
1.375%, 1/15/26 ..... 1,627 1,586,529
5.450%, 6/1/28 ...... 1,085 1,101,640
Albemarle New Holding GmbH
1.625%, 11/25/28 .... 100 106,669
Allegion PLC
3.500%, 10/1/29 ..... 202 191,777
Allstate Corp. (The)
5.050%, 6/24/29 ..... 8,807 8,993,854
Ally Financial, Inc.
5.800%, 5/1/25 ...... 2,515 2,515,000
2.200%, 11/2/28 ..... 6,083 5,511,607
Altria Group, Inc.
2.350%, 5/6/25 ...... 85 84,967
Amazon.com, Inc.
# 1.650%, 5/12/28 ..... 3,588 3,359,046
3.450%, 4/13/29 ..... 10,000 9,825,928
Amcor Finance USA, Inc.
3.625%, 4/28/26 ..... 1,426 1,410,833
4.500%, 5/15/28 ..... 1,700 1,695,254

39
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Amcor Flexibles North America,
Inc.
4.000%, 5/17/25 ..... 3,437 $ 3,434,282
Ameren Corp.
3.650%, 2/15/26 ..... 156 154,869
American Electric Power Co.,
Inc.
1.000%, 11/1/25 ..... 233 228,880
2.300%, 3/1/30 ...... 2,563 2,295,005
American Express Co.
SOFR+0.76%, FRN,
5.120%, 2/13/26(*) .... 5,822 5,833,935
SOFRINDX+0.65%,
FRN, 5.005%, 11/4/26(*) 9,197 9,177,531
American Tower Corp.
4.000%, 6/1/25 ...... 750 749,223
1.300%, 9/15/25 ..... 660 651,499
# 2.750%, 1/15/27 ..... 409 397,271
1.500%, 1/31/28 ..... 275 253,944
5.250%, 7/15/28 ..... 4,225 4,318,410
5.200%, 2/15/29 ..... 3,900 3,988,517
0.875%, 5/21/29 ..... 190 198,590
# 3.800%, 8/15/29 ..... 949 917,408
2.900%, 1/15/30 ..... 2,494 2,309,848
5.000%, 1/31/30 ..... 8,050 8,177,829
American Water Capital Corp.
3.450%, 6/1/29 ...... 2,417 2,330,347
Ameriprise Financial, Inc.
5.700%, 12/15/28 .... 3,800 3,979,446
Amphenol Corp.
5.050%, 4/5/29 ...... 4,600 4,726,457
4.350%, 6/1/29 ...... 750 752,575
2.800%, 2/15/30 ..... 1,681 1,569,634
Aon Corp.
# 3.750%, 5/2/29 ...... 5,690 5,530,686
Aon Global, Ltd.
3.875%, 12/15/25 .... 51 50,841
APA Corp.
Ω 4.250%, 1/15/30 ..... 3,200 2,992,288
Appalachian Power Co.
3.400%, 6/1/25 ...... 52 51,902
Apple, Inc.
1.200%, 2/8/28 ...... 932 868,280
4.000%, 5/10/28 ..... 2,600 2,621,158
1.400%, 8/5/28 ...... 14,460 13,372,591
3.250%, 8/8/29 ...... 2,264 2,204,192
2.200%, 9/11/29 ..... 2,303 2,141,768
Ares Capital Corp.
2.875%, 6/15/28 ..... 2,498 2,319,137
5.875% , 3/1/29 ...... 10,985 11,059,566
5.950%, 7/15/29 ..... 13,649 13,816,674
Arizona Public Service Co.
3.150%, 5/15/25 ..... 3,161 3,158,407
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Arrow Electronics, Inc.
3.875%, 1/12/28 ..... 1,172 $ 1,147,393
5.150%, 8/21/29 ..... 10,457 10,542,570
Assured Guaranty US Holdings,
Inc.
6.125%, 9/15/28 ..... 7,600 7,929,627
Athene Holding, Ltd.
4.125%, 1/12/28 ..... 1,809 1,783,432
Autodesk, Inc.
4.375%, 6/15/25 ..... 700 699,448
3.500%, 6/15/27 ..... 57 56,166
2.850%, 1/15/30 ..... 12,594 11,740,963
Autoliv, Inc.
3.625%, 8/7/29, MTN . 280 324,560
AutoNation, Inc.
1.950%, 8/1/28 ...... 8,975 8,189,635
AutoZone, Inc.
3.750%, 4/18/29 ..... 140 136,130
AvalonBay Communities, Inc.
3.450%, 6/1/25 ...... 407 406,304
2.950%, 5/11/26 ..... 129 127,087
1.900%, 12/1/28 ..... 450 414,101
3.300%, 6/1/29, MTN . 1,590 1,522,263
2.300%, 3/1/30 ...... 500 453,133
Aviation Capital Group LLC
5.375%, 7/15/29 ..... 5,000 5,047,098
Avnet, Inc.
4.625%, 4/15/26 ..... 237 236,539
6.250%, 3/15/28 ..... 8,500 8,798,107
AXIS Specialty Finance PLC
4.000%, 12/6/27 ..... 111 109,367
Baker Hughes Holdings LLC
6.875%, 1/15/29 ..... 1,136 1,213,165
Baker Hughes Holdings LLC/
Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27 .... 682 667,811
# 3.138%, 11/7/29 ..... 2,550 2,410,764
Bank of America Corp.
3 .500%, 4/19/26 ..... 54 53,557
Bank of America NA
SOFR+0.78%, FRN,
5.141%, 8/18/25(*) .... 1,795 1,796,251
SOFR+1.02%, FRN,
5.381%, 8/18/26(*) .... 5,390 5,411,883
5.815%, 10/30/28, MTN 500 335,600
Bank of New York Mellon Corp.
(The)
1.900%, 1/25/29, MTN 150 137,699
3.850%, 4/26/29 ..... 1,021 1,008,146
Baxter International, Inc.
2.272%, 12/1/28 ..... 736 679,163
Best Buy Co., Inc.
4.450%, 10/1/28 ..... 8,541 8,528,937

40
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Biogen, Inc.
4.050%, 9/15/25 ..... 78 $ 77,737
Black Hills Corp.
3.050%, 10/15/29 .... 297 276,283
BlackRock Funding, Inc.
4.700%, 3/14/29 ..... 24,378 24,910,797
Blackrock, Inc.
3.250%, 4/30/29 ..... 5,570 5,405,998
Block Financial LLC
2.500%, 7/15/28 ..... 5,886 5,468,631
Boardwalk Pipelines, LP
4.450%, 7/15/27 ..... 272 271,842
4.800%, 5/3/29 ...... 140 140,203
Boeing Co. (The)
2.700%, 2/1/27 ...... 90 86,949
# 3.200%, 3/1/29 ...... 1,335 1,260,151
2.950%, 2/1/30 ...... 7,066 6,483,318
BorgWarner, Inc.
4.950%, 8/15/29 ..... 1,179 1,184,974
Boston Properties, LP
3.650%, 2/1/26 ...... 2,376 2,351,537
6.750%, 12/1/27 ..... 200 208,791
4.500%, 12/1/28 ..... 17,588 17,330,445
3.400%, 6/21/29 ..... 7,913 7,417,325
2.900%, 3/15/30 ..... 900 814,834
BP Capital Markets America, Inc.
3.937%, 9/21/28 ..... 400 395,106
4.234%, 11/6/28 ..... 115 114,603
4.699%, 4/10/29 ..... 2,385 2,413,125
4.970%, 10/17/29 .... 9,415 9,613,209
4.868%, 11/25/29 .... 6,505 6,622,609
BP Capital Markets PLC
3.279%, 9/19/27 ..... 89 87,070
Brighthouse Financial, Inc.
3.700%, 6/22/27 ..... 1,535 1,504,501
Brixmor Operating Partnership,
LP
4.125%, 6/15/26 ..... 2,689 2,672,842
3.900%, 3/15/27 ..... 1,862 1,837,043
2.250%, 4/1/28 ...... 150 140,166
4.125%, 5/15/29 ..... 1,422 1,386,029
Broadcom, Inc.
Ω 4.000%, 4/15/29 ..... 400 391,694
Brunswick Corp.
# 5.850%, 3/18/29 ..... 25,128 25,457,011
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25 ..... 167 165,443
CA, Inc.
4 .700%, 3/15/27 ..... 64 63,554
Cabot Corp.
3.400%, 9/15/26 ..... 231 227,693
Camden Property Trust
4.100%, 10/15/28 .... 4,832 4,778,366
# 3.150%, 7/1/29 ...... 2,300 2,175,303
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Capital One Financial Corp.
3.750%, 3/9/27 ...... 2,542 $ 2,508,869
3.650%, 5/11/27 ..... 149 146,521
3.800%, 1/31/28 ..... 2,537 2,488,458
1.650%, 6/12/29 ..... 4,900 5,230,306
Cardinal Health, Inc.
5.000%, 11/15/29 .... 1,126 1,144,738
Carrier Global Corp.
2.722%, 2/15/30 ..... 450 415,485
Caterpillar Financial Services
Corp.
SOFR+0.52%, FRN,
4.877%, 6/13/25(*), MTN 705 705,190
SOFR+0.46%, FRN,
4.817%, 8/11/25(*) .... 1,056 1,056,368
SOFR+0.46%, FRN,
4.819%, 2/27/26(*) .... 5,935 5,935,477
SOFR+0.69%, FRN,
5.045%, 10/16/26(*) ... 53 53,183
SOFR+0.52%, FRN,
4.881%, 5/14/27(*) .... 13,865 13,843,371
4.700%, 11/15/29 .... 400 407,333
Caterpillar, Inc.
2.600%, 9/19/29 ..... 400 376,072
CBRE Services, Inc.
5.500%, 4/1/29 ...... 400 410,410
Cencora, Inc.
4.850%, 12/15/29 .... 450 455,150
CenterPoint Energy Resources
Corp.
5.250%, 3/1/28 ...... 95 97,556
Charles Schwab Corp. (The)
3.850%, 5/21/25 ..... 673 672,479
1.150%, 5/13/26 ..... 51 49,376
SOFRINDX+0.52%,
FRN, 4.880%, 5/13/26(*) 7,540 7,533,410
SOFRINDX+1.05%,
FRN, 5.410%, 3/3/27(*) 8,621 8,662,467
# 3.200%, 1/25/28 ..... 3,300 3,218,172
2.000%, 3/20/28 ..... 3,963 3,731,905
# 4.000%, 2/1/29 ...... 400 396,353
3.250%, 5/22/29 ..... 1,400 1,341,541
2.750%, 10/1/29 ..... 2,911 2,723,384
Chevron Phillips Chemical Co.
LLC/Chevron Phillips Chemical
Co., LP
Ω 3.700%, 6/1/28 ...... 250 245,227
Chevron USA, Inc.
3.250%, 10/15/29 .... 17,560 16,875,200
Choice Hotels International, Inc.
3.700%, 12/1/29 ..... 4,859 4,555,987
Chubb INA Holdings LLC
3.350%, 5/3/26 ...... 51 50,488
4.650%, 8/15/29 ..... 450 457,648

41
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Cigna Group (The)
3.050%, 10/15/27 .... 200 $ 194,262
4.375%, 10/15/28 .... 13,970 13,946,084
5.000%, 5/15/29 ..... 14,367 14,652,536
2.400%, 3/15/30 ..... 3,108 2,815,360
Cincinnati Financial Corp.
6.920%, 5/15/28 ..... 8,750 9,366,028
Citibank NA
SOFR+0.81%, FRN,
5.166%, 9/29/25(*) .... 1,731 1,732,959
SOFRINDX+0.59%,
FRN, 4.946%, 4/30/26(*) 2,400 2,394,627
SOFRINDX+1.06%,
FRN, 5.420%, 12/4/26(*) 8,885 8,912,726
Citigroup, Inc.
3.700%, 1/12/26 ..... 85 84,604
Citizens Financial Group, Inc.
2.500%, 2/6/30 ...... 8,015 7,163,907
CNA Financial Corp.
3.900%, 5/1/29 ...... 6,012 5,857,706
CNH Industrial Capital LLC
3.950%, 5/23/25 ..... 958 957,522
CNO Financial Group, Inc.
5.250%, 5/30/25 ..... 4,620 4,619,727
5.250%, 5/30/29 ..... 12,694 12,703,508
Colgate-Palmolive Co.
4.200%, 5/1/30 ...... 7,000 7,029,500
Comcast Corp.
4.150%, 10/15/28 .... 101 100,742
4.550%, 1/15/29 ..... 5,400 5,458,174
2.650%, 2/1/30 ...... 4,556 4,218,275
3.400%, 4/1/30 ...... 1,500 1,430,554
Comerica, Inc.
# 4.000%, 2/1/29 ...... 4,663 4,450,969
Conagra Brands, Inc.
4.600%, 11/1/25 ..... 154 153,869
ConocoPhillips Co.
4.700%, 1/15/30 ..... 2,137 2,155,861
Constellation Brands, Inc.
3.150%, 8/1/29 ...... 450 423,672
Constellation Energy Generation
LLC
3.250%, 6/1/25 ...... 1,518 1,515,030
Continental Resources, Inc.
4.375%, 1/15/28 ..... 15,233 14,864,604
COPT Defense Properties, LP
2.000%, 1/15/29 ..... 1,808 1,618,101
Corebridge Financial, Inc.
3.850%, 4/5/29 ...... 3,000 2,907,542
CRH SMW Finance DAC
5.125%, 1/9/30 ...... 1,830 1,865,235
Crown Castle, Inc.
5.000%, 1/11/28 ..... 250 252,163
3.800%, 2/15/28 ..... 3,000 2,930,855
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
4.800%, 9/1/28 ...... 58 $ 58,175
4.300%, 2/15/29 ..... 5,050 4,963,909
4.900%, 9/1/29 ...... 329 329,796
3.100%, 11/15/29 .... 1,787 1,661,086
CSL Finance PLC
Ω 4.050%, 4/27/29 ..... 2,135 2,111,804
CVS Health Corp.
5.000%, 1/30/29 ..... 623 629,841
5.400%, 6/1/29 ...... 2,362 2,423,049
3.250%, 8/15/29 ..... 20,090 18,929,390
5.125%, 2/21/30 ..... 5,000 5,061,358
3.750%, 4/1/30 ...... 1,100 1,046,503
Darden Restaurants, Inc.
4 .550%, 10/15/29 .... 8,882 8,823,370
DCP Midstream Operating, LP
5.625%, 7/15/27 ..... 409 416,081
5.125%, 5/15/29 ..... 540 544,359
Dell International LLC/EMC Corp.
4.350%, 2/1/30 ...... 1,159 1,138,462
5.000%, 4/1/30 ...... 3,000 3,009,910
Discover Bank
3.450%, 7/27/26 ..... 372 366,201
4.650%, 9/13/28 ..... 4,023 4,016,052
# 2.700%, 2/6/30 ...... 6,515 5,863,180
Dollar General Corp.
5.200%, 7/5/28 ...... 253 257,070
3.500%, 4/3/30 ...... 1,605 1,506,877
Dollar Tree, Inc.
4.000%, 5/15/25 ..... 4,070 4,067,727
Dow Chemical Co. (The)
7.375%, 11/1/29 ..... 108 118,996
DTE Energy Co.
1.050%, 6/1/25 ...... 612 609,863
2.950%, 3/1/30 ...... 450 414,687
Duke Energy Carolinas LLC
6.000%, 12/1/28 ..... 807 850,843
Duke Energy Corp.
3.100%, 6/15/28 ..... 4,250 4,844,961
Duquesne Light Holdings, Inc.
Ω 3.616%, 8/1/27 ...... 650 628,485
DXC Technology Co.
# 1.800%, 9/15/26 ..... 4,702 4,512,432
2.375%, 9/15/28 ..... 20,725 18,995,164
Eastman Chemical Co.
5.000%, 8/1/29 ...... 430 433,257
Ecolab, Inc.
2.625%, 7/8/25 ...... 3,000 3,409,964
Edison International
4.700%, 8/15/25 ..... 2,805 2,798,970
Eidp, Inc.
1.700%, 7/15/25 ..... 1,155 1,147,592
Elevance Health, Inc.
3.650%, 12/1/27 ..... 50 49,196
5.150%, 6/15/29 ..... 3,423 3,508,946

42
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
2.875%, 9/15/29 ..... 8,917 $ 8,344,129
4.750%, 2/15/30 ..... 2,165 2,183,231
Emerson Electric Co.
2.000%, 12/21/28 .... 1,326 1,229,596
Energy Transfer, LP
2.900%, 5/15/25 ..... 2,824 2,821,760
5.950%, 12/1/25 ..... 937 940,548
4.400%, 3/15/27 ..... 123 122,697
4.950%, 5/15/28 ..... 937 944,942
4.950%, 6/15/28 ..... 100 100,906
6.100%, 12/1/28 ..... 851 890,150
# 5.250%, 4/15/29 ..... 1,150 1,164,674
5.250%, 7/1/29 ...... 2,485 2,518,357
4.150%, 9/15/29 ..... 1,132 1,098,194
8.250%, 11/15/29 .... 670 745,543
Enterprise Products Operating
LLC
4.150%, 10/16/28 .... 3,550 3,532,710
3.125%, 7/31/29 ..... 1,050 1,000,458
2.800%, 1/31/30 ..... 675 629,200
EPR Properties
4.950% , 4/15/28 ..... 3,020 2,984,787
3.750%, 8/15/29 ..... 11,461 10,724,744
Equifax, Inc.
5.100%, 6/1/28 ...... 50 50,811
4.800%, 9/15/29 ..... 175 175,671
Equinix, Inc.
1.250%, 7/15/25 ..... 1,049 1,041,267
1.800%, 7/15/27 ..... 464 438,927
2.000%, 5/15/28 ..... 200 186,572
# 3.200%, 11/18/29 .... 18,074 17,004,207
Equitable Holdings, Inc.
7.000%, 4/1/28 ...... 125 132,988
4.350%, 4/20/28 ..... 18,415 18,320,992
ERAC USA Finance LLC
Ω 3.300%, 12/1/26 ..... 293 288,419
Ω 4.600%, 5/1/28 ...... 8,350 8,418,270
Ω 5.000%, 2/15/29 ..... 1,450 1,475,036
ERP Operating, LP
3.375%, 6/1/25 ...... 480 479,386
3.500%, 3/1/28 ...... 2,412 2,358,345
4.150%, 12/1/28 ..... 400 398,181
3.000%, 7/1/29 ...... 1,357 1,278,036
2.500%, 2/15/30 ..... 4,608 4,204,393
Essex Portfolio, LP
3.000%, 1/15/30 ..... 155 143,359
Estee Lauder Cos., Inc. (The)
2.375%, 12/1/29 ..... 5,452 4,971,674
Eversource Energy
0.800%, 8/15/25 ..... 555 548,195
Extra Space Storage, LP
5.700%, 4/1/28 ...... 50 51,590
Exxon Mobil Corp.
# 2.440%, 8/16/29 ..... 4,682 4,400,267
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Fidelity National Financial, Inc.
4.500%, 8/15/28 ..... 1,185 $ 1,169,394
Fifth Third Bancorp
2.550%, 5/5/27 ...... 1,050 1,010,827
3.950%, 3/14/28 ..... 2,000 1,974,076
Fiserv, Inc.
3.500%, 7/1/29 ...... 630 600,442
Flex, Ltd.
4.750%, 6/15/25 ..... 1,922 1,921,163
3.750%, 2/1/26 ...... 5,057 5,011,609
6.000%, 1/15/28 ..... 705 720,867
4.875%, 6/15/29 ..... 10,539 10,463,929
FMC Corp.
3.450%, 10/1/29 ..... 14,955 13,755,140
FMR LLC
Ω 7.570%, 6/15/29 ..... 350 391,472
Fortune Brands Innovations, Inc.
4.000%, 6/15/25 ..... 1,460 1,457,614
Fox Corp.
# 3.500%, 4/8/30 ...... 5,318 5,015,444
GATX Corp.
3.250%, 9/15/26 ..... 528 518,189
4.550%, 11/7/28 ..... 750 750,100
General Electric Co.
TSFR3M+0.64%, FRN,
4.902%, 5/5/26(*), MTN 3,897 3,890,219
General Mills, Inc.
4.875%, 1/30/30 ..... 200 202,229
General Motors Co.
6.125%, 10/1/25 ..... 467 468,748
5.400%, 10/15/29 .... 2,875 2,897,183
General Motors Financial Co.,
Inc.
2.750%, 6/20/25 ..... 344 342,436
4.300%, 7/13/25 ..... 321 320,529
6.050%, 10/10/25 .... 300 301,309
4.000%, 10/6/26 ..... 94 92,816
4.350%, 1/17/27 ..... 828 820,327
SOFR+1.04%, FRN,
5.399%, 2/26/27(*) .... 1,282 1,268,400
5.000%, 4/9/27 ...... 93 93,057
SOFRINDX+1.35%,
FRN, 5.704%, 5/8/27(*) 1,914 1,896,730
SOFRINDX+1.05%,
FRN, 5.405%, 7/15/27 (*) 1,992 1,957,686
2.700%, 8/20/27 ..... 463 439,990
6.000%, 1/9/28 ...... 364 373,223
2.400%, 10/15/28 .... 1,745 1,600,150
5.650%, 1/17/29 ..... 745 754,651
4.300%, 4/6/29 ...... 2,916 2,816,965
5.550%, 7/15/29 ..... 3,533 3,558,633
4.900%, 10/6/29 ..... 3,232 3,178,236
5.350%, 1/7/30 ...... 4,660 4,671,750
5.850%, 4/6/30 ...... 450 457,616

43
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Genuine Parts Co.
4.950%, 8/15/29 ..... 430 $ 432,128
Georgia Power Co.
SOFRINDX+0.75%,
FRN, 5.112%, 5/8/25(*) 2,103 2,103,118
2.650%, 9/15/29 ..... 1,350 1,259,667
4.550%, 3/15/30 ..... 1,355 1,363,487
Gilead Sciences, Inc.
3.650%, 3/1/26 ...... 353 350,992
4.800%, 11/15/29 .... 4,337 4,413,144
GlaxoSmithKline Capital, Inc.
4.500%, 4/15/30 ..... 641 643,982
Global Payments, Inc.
4.450%, 6/1/28 ...... 1,374 1,361,791
5.300%, 8/15/29 ..... 250 251,936
3.200%, 8/15/29 ..... 3,493 3,252,196
Globe Life, Inc.
# 4.550%, 9/15/28 ..... 5,341 5,354,826
Goldman Sachs Group, Inc.
(The)
3.750%, 5/22/25 ..... 4,256 4,253,345
3.750%, 2/25/26 ..... 522 519,832
1.250%, 2/7/29, MTN . 3,000 3,213,509
0.875%, 5/9/29 , MTN . 6,500 6,813,791
2.600%, 2/7/30 ...... 5,415 4,945,768
Halliburton Co.
2.920%, 3/1/30 ...... 2,900 2,668,051
Harley-Davidson Financial
Services, Inc.
Ω 3.050%, 2/14/27 ..... 2,081 1,993,837
Harley-Davidson, Inc.
# 3.500%, 7/28/25 ..... 850 845,362
HCA, Inc.
7.690%, 6/15/25 ..... 303 303,710
5.200%, 6/1/28 ...... 1,279 1,299,571
3.375%, 3/15/29 ..... 3,749 3,571,614
5.250%, 3/1/30 ...... 2,978 3,028,480
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω
# 1.500%, 6/1/25 ...... 5,078 5,063,409
Ω 5.200%, 6/15/29 ..... 6,970 7,099,942
Healthcare Realty Holdings, LP
3.500%, 8/1/26 ...... 400 392,573
3.750%, 7/1/27 ...... 446 436,566
3.625%, 1/15/28 ..... 1,050 1,017,468
3.100%, 2/15/30 ..... 2,731 2,507,254
2.400%, 3/15/30 ..... 1,450 1,275,675
Helmerich & Payne, Inc.
Ω
# 4.850%, 12/1/29 ..... 17,750 16,770,144
Hess Corp.
7.875%, 10/1/29 ..... 300 337,724
Hewlett Packard Enterprise Co.
5.250%, 7/1/28 ...... 751 767,083
4.550%, 10/15/29 .... 1,850 1,832,768
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Highwoods Realty, LP
4.200%, 4/15/29 ..... 3,958 $ 3,774,288
3.050%, 2/15/30 ..... 1,220 1,088,192
Home Depot, Inc. (The)
SOFR+0.33%, FRN,
4.689%, 12/24/25(*) ... 500 499,700
2.950%, 6/15/29 ..... 800 761,842
4.750%, 6/25/29 ..... 800 817,270
Honeywell International, Inc.
4.700%, 2/1/30 ...... 3,750 3,793,643
Host Hotels & Resorts, LP
4.000%, 6/15/25 ..... 3,556 3,550,819
# 3.375%, 12/15/29 .... 11,278 10,399,047
HP, Inc.
4.000%, 4/15/29 ..... 655 635,247
Humana, Inc.
5.750%, 12/1/28 ..... 17,448 18,097,170
3.700%, 3/23/29 ..... 400 385,257
3.125%, 8/15/29 ..... 450 420,367
4.875%, 4/1/30 ...... 600 599,466
Huntington Bancshares, Inc.
4.000%, 5/15/25 ..... 1,882 1,880,958
# 2.550%, 2/4/30 ...... 1,000 902,391
Hyatt Hotels Corp.
4.375%, 9/15/28 ..... 3,370 3,318,586
5.250%, 6/30/29 ..... 8,323 8,349,133
IBM International Capital Pte,
Ltd.
4.600%, 2/5/29 ...... 14,642 14,724,699
Illumina, Inc.
5.750%, 12/13/27 .... 1,100 1,125,362
Intel Corp.
1.600%, 8/12/28 ..... 400 363,026
# 2.450%, 11/15/29 .... 5,749 5,177,463
5.125%, 2/10/30 ..... 2,350 2,372,355
3.900%, 3/25/30 ..... 450 429,597
Inter-American Development
Bank
1.000%, 8/4/28 , MTN . 5,693 3,346,181
Intercontinental Exchange, Inc.
3.750%, 9/21/28 ..... 3,000 2,948,582
International Business Machines
Corp.
7.000%, 10/30/25 .... 52 52,657
3.300%, 5/15/26 ..... 53 52,408
3.500%, 5/15/29 ..... 5,470 5,294,887
4.800%, 2/10/30 ..... 1,863 1,885,925
International Finance Corp.
0.750%, 5/24/28 ..... 1,000 586,824
4.600%, 10/19/28 .... 3,000 1,977,170
3.150%, 6/26/29, MTN 5,000 3,118,813
International Flavors &
Fragrances, Inc.
4.450%, 9/26/28 ..... 1,850 1,841,721

44
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Interstate Power and Light Co.
4.100%, 9/26/28 ..... 4,517 $ 4,470,138
3.600%, 4/1/29 ...... 5,850 5,675,461
Invitation Homes Operating
Partnership, LP
2.300%, 11/15/28 .... 1,195 1,108,716
Jabil, Inc.
1.700%, 4/15/26 ..... 1,323 1,285,316
3.600%, 1/15/30 ..... 2,615 2,468,448
Jackson Financial, Inc.
5.170%, 6/8/27 ...... 213 214,762
Jacobs Engineering Group, Inc.
6.350%, 8/18/28 ..... 8,874 9,270,105
Jefferies Financial Group, Inc.
# 4.850%, 1/15/27 ..... 75 75,398
6.450%, 6/8/27 ...... 131 135,434
5.875%, 7/21/28 ..... 15,552 15,960,316
4.000%, 4/16/29, MTN 1,800 2,086,138
4.150%, 1/23/30 ..... 1,770 1,704,364
John Deere Capital Corp.
SOFR+0.50%, FRN,
4.861%, 7/3/25(*) ..... 654 654,023
SOFR+0.57%, FRN,
4.930%, 3/3/26(*) ..... 835 836,453
SOFR+0.44%, FRN,
4.800%, 3/6/26(*) ..... 1,880 1,879,853
SOFR+0.79%, FRN,
5.148%, 6/8/26(*), MTN 2,931 2,942,138
SOFR+0.60%, FRN,
4.955%, 4/19/27(*) .... 7,450 7,457,375
SOFR+0.60%, FRN,
4.958%, 6/11/27(*) .... 2,555 2,556,547
SOFR+0.68%, FRN,
5.037%, 7/15/27(*) .... 358 358,752
# 2.450%, 1/9/30, MTN . 400 369,616
Johnson & Johnson
4.800%, 6/1/29 ...... 35,920 37,018,944
6.950%, 9/1/29 ...... 500 557,630
4.700%, 3/1/30 ...... 3,200 3,288,862
JPMorgan Chase Bank NA
SOFR+0.62%, FRN,
4.976%, 4/29/26(*) .... 2,460 2,456,371
SOFR+1.00%, FRN,
5.358%, 12/8/26(*) .... 7,836 7,877,108
Juniper Networks, Inc.
3.750%, 8/15/29 ..... 264 255,642
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%,
FRN, 5.237%, 3/15/27(*) 1,249 1,252,136
KeyCorp
# 4.150%, 10/29/25, MTN 496 494,146
2.250%, 4/6/27, MTN . 2,674 2,558,645
4.100%, 4/30/28, MTN 550 542,319
2 .550%, 10/1/29, MTN 6,364 5,772,852
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Kimco Realty OP LLC
3.850%, 6/1/25 ...... 198 $ 197,576
Kinder Morgan, Inc.
5.000%, 2/1/29 ...... 15,127 15,282,138
5.100%, 8/1/29 ...... 3,068 3,114,830
Kyndryl Holdings, Inc.
# 2.700%, 10/15/28 .... 2,805 2,624,989
Laboratory Corp. of America
Holdings
2.950%, 12/1/29 ..... 431 401,469
Lazard Group LLC
3.625%, 3/1/27 ...... 1,691 1,650,515
4.500%, 9/19/28 ..... 5,755 5,687,959
4.375%, 3/11/29 ..... 300 293,953
Lear Corp.
3.800%, 9/15/27 ..... 67 65,280
4.250%, 5/15/29 ..... 1,231 1,197,856
Legg Mason, Inc.
4.750%, 3/15/26 ..... 856 858,668
Lennar Corp.
4.750%, 5/30/25 ..... 216 215,968
Lincoln National Corp.
3.800%, 3/1/28 ...... 4,796 4,700,572
# 3.050%, 1/15/30 ..... 830 770,589
LPL Holdings, Inc.
6.750%, 11/17/28 .... 16,499 17,538,377
Marathon Petroleum Corp.
5.150%, 3/1/30 ...... 7,499 7,546,633
Marriott International, Inc.
4.900%, 4/15/29 ..... 1,700 1,715,027
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%,
FRN, 5.054%, 11/8/27(*) 150 149,786
4.375%, 3/15/29 ..... 295 295,642
Mastercard, Inc.
2.950%, 6/1/29 ...... 1,000 956,981
McDonald's Corp.
4.000%, 3/7/30, MTN . 600 713,309
McKesson Corp.
4.900%, 7/15/28 ..... 780 796,954
4.750%, 5/30/29 ..... 1,535 1,548,944
4.250%, 9/15/29 ..... 3,201 3,194,079
Medtronic, Inc.
3.650%, 10/15/29 .... 2,300 2,703,056
Meta Platforms, Inc.
4.600%, 5/15/28 ..... 6,448 6,576,839
4.300%, 8/15/29 ..... 29,250 29,519,245
Micron Technology, Inc.
4.185%, 2/15/27 ..... 163 163,034
5.375%, 4/15/28 ..... 1,610 1,644,808
5.327%, 2/6/29 ...... 850 861,469
6.750%, 11/1/29 ..... 1,080 1,154,778
4.663%, 2/15/30 ..... 1,738 1,710,762

45
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Mid-America Apartments, LP
3.950%, 3/15/29 ..... 85 $ 83,408
2.750%, 3/15/30 ..... 950 877,225
Morgan Stanley
# 6.250%, 8/9/26, MTN . 476 486,781
Morgan Stanley Bank NA
SOFR+0.78%, FRN,
5.135%, 7/16/25(*) .... 2,495 2,495,950
SOFR+1.17%, FRN,
5.523%, 10/30/26(*) ... 900 905,355
MPLX, LP
1.750%, 3/1/26 ...... 173 168,549
4.125%, 3/1/27 ...... 44 43,685
4.000%, 3/15/28 ..... 53 52,247
Mylan, Inc.
4.550%, 4/15/28 ..... 8,975 8,778,144
Nasdaq, Inc.
0.875%, 2/13/30 ..... 450 463,538
National Fuel Gas Co.
5.500%, 10/1/26 ..... 50 50,565
5.500%, 3/15/30 ..... 650 665,648
National Rural Utilities
Cooperative Finance Corp.
3.450%, 6/15/25, MTN 600 598,942
SOFR+0.80%, FRN,
5.155%, 2/5/27(*) ..... 4,428 4,427,304
SOFR+0.82%, FRN,
5.177%, 9/16/27(*) .... 337 336,641
4.850%, 2/7/29 ...... 5,183 5,259,912
5.150%, 6/15/29 ..... 3,350 3,441,127
National Securities Clearing
Corp.
Ω 5.100%, 11/21/27 .... 2,166 2,219,956
Ω 5 .000%, 5/30/28 ..... 13,360 13,655,744
Ω 4.900%, 6/26/29 ..... 7,291 7,446,127
Nestle Capital Corp.
Ω 4.650%, 3/12/29 ..... 10,773 11,024,628
Nestle Holdings, Inc.
Ω 0.625%, 1/15/26 ..... 67 65,309
Ω 5.000%, 3/14/28 ..... 4,600 4,729,238
Ω 3.625%, 9/24/28 ..... 965 953,380
Ω 4.250%, 10/1/29 ..... 355 356,813
NetApp, Inc.
1.875%, 6/22/25 ..... 1,564 1,557,310
Netflix, Inc.
4.625%, 5/15/29 ..... 5,000 6,095,714
Ω 5.375%, 11/15/29 .... 1,151 1,198,656
Newmont Corp.
2.800%, 10/1/29 ..... 600 564,719
NextEra Energy Capital
Holdings, Inc.
4.450%, 6/20/25 ..... 850 849,186
5.749%, 9/1/25 ...... 93 93,290
4.900%, 2/28/28 ..... 3,400 3,446,907
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
1 .900%, 6/15/28 ..... 5,499 $ 5,103,914
4.900%, 3/15/29 ..... 5,188 5,254,930
3.500%, 4/1/29 ...... 3,575 3,437,778
2.750%, 11/1/29 ..... 8,684 8,042,437
5.050%, 3/15/30 ..... 1,188 1,206,785
NiSource, Inc.
2.950%, 9/1/29 ...... 284 265,857
NOV, Inc.
# 3.600%, 12/1/29 ..... 1,248 1,176,716
Novartis Capital Corp.
3.800%, 9/18/29 ..... 40,683 40,199,712
Nucor Corp.
3.950%, 5/23/25 ..... 217 216,802
2.000%, 6/1/25 ...... 851 848,393
4.300%, 5/23/27 ..... 86 86,245
ONE Gas, Inc.
5.100%, 4/1/29 ...... 1,000 1,025,610
ONEOK, Inc.
4.000%, 7/13/27 ..... 51 50,392
4.550%, 7/15/28 ..... 100 99,969
3.400%, 9/1/29 ...... 113 106,714
4.400%, 10/15/29 .... 2,844 2,799,796
Oracle Corp.
2.950%, 5/15/25 ..... 114 113,919
Ovintiv, Inc.
5.650%, 5/15/25 ..... 6,685 6,682,502
5.375%, 1/1/26 ...... 1,055 1,054,893
5.650%, 5/15/28 ..... 2,200 2,240,605
PACCAR Financial Corp.
4.000%, 9/26/29 ..... 400 396,073
Parker-Hannifin Corp.
3.250%, 6/14/29 ..... 350 335,319
4.500%, 9/15/29 ..... 2,715 2,730,706
PayPal Holdings, Inc.
2.850%, 10/1/29 ..... 4,469 4,202,306
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 4.000%, 7/15/25 ..... 2,607 2,601,636
Ω 1.700%, 6/15/26 ..... 80 77,413
Ω 3.400%, 11/15/26 .... 589 578,254
Ω 5.875%, 11/15/27 .... 200 205,599
Ω 5.700%, 2/1/28 ...... 1,500 1,539,297
Ω 5.550%, 5/1/28 ...... 800 819,557
Ω 6.050%, 8/1/28 ...... 522 542,960
Ω 5.350%, 3/30/29 ..... 575 585,313
Ω 5.250%, 7/1/29 ...... 650 660,874
Ω 3.350%, 11/1/29 ..... 5,346 5,030,477
Ω 5.250%, 2/1/30 ...... 3,391 3,446,876
PepsiCo, Inc.
SOFRINDX+0.40%,
FRN, 4.760%, 2/13/26(*) 817 818,235
2.625%, 7/29/29 ..... 1,090 1,027,282
Pfizer, Inc.
3.450%, 3/15/29 ..... 800 780,708

46
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Philip Morris International, Inc.
4.875%, 2/15/28 ..... 3,175 $ 3,232,339
5.250%, 9/7/28 ...... 875 901,744
4.875%, 2/13/29 ..... 9,416 9,567,583
3.375%, 8/15/29 ..... 2,120 2,034,943
4.625%, 11/1/29 ..... 2,493 2,514,518
5.625%, 11/17/29 .... 7,972 8,355,146
5.125% , 2/15/30 ..... 1,380 1,415,589
Phillips 66 Co.
4.950%, 12/1/27 ..... 800 810,484
# 3.750%, 3/1/28 ...... 2,178 2,140,647
3.150%, 12/15/29 .... 20,830 19,496,762
Plains All American Pipeline LP/
PAA Finance Corp.
3.550% , 12/15/29 .... 4,621 4,371,705
PNC Bank NA
3.250%, 6/1/25, MTN . 750 749,005
3.100%, 10/25/27 .... 848 826,246
3.250%, 1/22/28 ..... 3,458 3,367,619
PNC Financial Services Group,
Inc. (The)
3.150%, 5/19/27 ..... 450 439,564
3.450%, 4/23/29 ..... 5,397 5,213,515
# 2.550%, 1/22/30 ..... 9,266 8,462,299
PPG Industries, Inc.
1.875%, 6/1/25 ...... 1,300 1,477,026
2.750%, 6/1/29 ...... 1,000 1,126,375
2.800%, 8/15/29 ..... 500 467,316
Principal Financial Group, Inc.
3.400%, 5/15/25 ..... 477 476,697
3.100%, 11/15/26 .... 843 824,980
3.700%, 5/15/29 ..... 8,103 7,849,210
Procter & Gamble Co. (The)
4.350%, 1/29/29 ..... 3,400 3,458,723
4 .050%, 5/1/30 ...... 15,000 15,037,971
Prologis, LP
3.375%, 12/15/27 .... 3,024 2,966,274
4.875%, 6/15/28 ..... 5,000 5,093,461
3.875%, 9/15/28 ..... 400 394,932
2.875%, 11/15/29 .... 1,000 937,853
2.250%, 4/15/30 ..... 170 153,212
Public Storage Operating Co.
SOFRINDX+0.60%,
FRN, 4.955%, 7/25/25(*) 1,882 1,883,148
SOFRINDX+0.70%,
FRN, 5.055%, 4/16/27(*) 7,070 7,029,797
1.950%, 11/9/28 ..... 855 792,622
3.385%, 5/1/29 ...... 5,050 4,883,647
PulteGroup, Inc.
5.500%, 3/1/26 ...... 324 325,070
5.000%, 1/15/27 ..... 400 402,687
PVH Corp.
4.625%, 7/10/25 ..... 11,227 11,231,731
4.125%, 7/16/29 ..... 9,800 11,292,871
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Radian Group, Inc.
6.200%, 5/15/29 ..... 27,468 $ 28,355,139
Realty Income Corp.
4.875%, 6/1/26 ...... 132 132,418
4.450%, 9/15/26 ..... 244 243,209
4.125%, 10/15/26 .... 266 265,206
3.000%, 1/15/27 ..... 253 247,451
3.200%, 1/15/27 ..... 1,780 1,741,191
3.950%, 8/15/27 ..... 219 217,172
3.650%, 1/15/28 ..... 145 142,611
3.400%, 1/15/28 ..... 976 952,112
2.100%, 3/15/28 ..... 4,770 4,478,717
2.200%, 6/15/28 ..... 2,300 2,155,541
4.700%, 12/15/28 .... 400 403,781
4.750%, 2/15/29 ..... 2,454 2,478,209
3.250%, 6/15/29 ..... 900 854,922
4.000%, 7/15/29 ..... 9,733 9,515,696
3.100%, 12/15/29 .... 11,334 10,615,004
3.400%, 1/15/30 ..... 1,753 1,666,311
# 4.850%, 3/15/30 ..... 1,128 1,141,318
Reinsurance Group of America,
Inc.
3.900%, 5/15/29 ..... 2,292 2,236,373
Revvity, Inc.
1.900%, 9/15/28 ..... 350 321,142
3.300%, 9/15/29 ..... 3,583 3,377,178
Roche Holdings, Inc.
Ω SOFR+0.74%, FRN,
5.100%, 11/13/26(*) ... 750 751,049
Ω 5.338%, 11/13/28 .... 15,476 16,062,938
Ω 1.930%, 12/13/28 .... 2,160 2,004,129
Ω 4.790%, 3/8/29 ...... 1,300 1,327,205
Ω 4.203%, 9/9/29 ...... 17,468 17,515,524
Ross Stores, Inc.
0.875%, 4/15/26 ..... 72 69,506
Royalty Pharma PLC
1.200%, 9/2/25 ...... 107 105,654
1.750%, 9/2/27 ...... 83 77,835
5.150%, 9/2/29 ...... 3,130 3,162,580
Ryder System, Inc.
4.625%, 6/1/25, MTN . 225 224,787
3.350%, 9/1/25, MTN . 114 113,431
5.250%, 6/1/28, MTN . 300 306,668
4.950%, 9/1/29 ...... 200 201,585
Schlumberger Holdings Corp.
Ω 3.900%, 5/17/28 ..... 15,871 15,645,794
3.900%, 5/17/28 ..... 2,000 1,970,453
Ω 4.300%, 5/1/29 ...... 2,505 2,482,350
Ω 5.000%, 11/15/29 .... 1,292 1,311,864
Shell Finance US, Inc.
2.375%, 11/7/29 ..... 19,161 17,731,668
Shell International Finance BV
3.875%, 11/13/28 .... 6,048 6,012,830

47
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Simon Property Group, LP
# 3.300%, 1/15/26 ..... 1,204 $ 1,194,430
3.375%, 12/1/27 ..... 274 268,356
1.750%, 2/1/28 ...... 385 360,142
2.450%, 9/13/29 ..... 4,870 4,484,916
Southwest Gas Corp.
5.800%, 12/1/27 ..... 200 205,188
5.450%, 3/23/28 ..... 3,233 3,307,481
3.700%, 4/1/28 ...... 1,000 977,536
Southwestern Electric Power Co.
4.100%, 9/15/28 ..... 2,200 2,161,985
Stanley Black & Decker, Inc.
# 6.000%, 3/6/28 ...... 13,050 13,542,668
4.250%, 11/15/28 .... 800 788,236
2.300%, 3/15/30 ..... 1,200 1,044,884
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.820%, 11/25/26(*) ... 540 539,430
# 4.782%, 11/23/29 .... 11,905 12,101,434
State Street Corp.
SOFR+0.85%, FRN,
5.200%, 8/3/26(*) ..... 550 549,970
SOFR+0.64%, FRN,
4.995%, 10/22/27(*) ... 1,125 1,120,837
# 2.400%, 1/24/30 ..... 4,085 3,759,561
Steel Dynamics, Inc.
2.400%, 6/15/25 ..... 185 184,402
Stellantis Finance US, Inc.
Ω 1.711%, 1/29/27 ..... 3,345 3,159,999
1.711%, 1/29/27 ..... 350 330,643
Ω
# 5.625%, 1/12/28 ..... 475 480,022
Store Capital LLC
4.500%, 3/15/28 ..... 300 295,560
4.625%, 3/15/29 ..... 2,995 2,919,159
Sun Communities Operating, LP
2.300%, 11/1/28 ..... 170 158,134
5.500%, 1/15/29 ..... 10,995 11,305,082
Sutter Health
3.695%, 8/15/28 ..... 2,500 2,454,985
Synchrony Financial
4.875%, 6/13/25 ..... 196 195,851
5.150%, 3/19/29 ..... 16,617 16,430,675
Tapestry, Inc.
5.100%, 3/11/30 ..... 5,900 5,923,212
Targa Resources Corp.
6.150%, 3/1/29 ...... 8,920 9,298,872
Texas Instruments, Inc.
4.600%, 2/8/29 ...... 11,843 12,028,813
# 2.250%, 9/4/29 ...... 15,639 14,425,359
Textron, Inc.
3.900%, 9/17/29 ..... 214 205,423
Thermo Fisher Scientific Finance
I BV
2.290%, 11/18/25 .... 200 224,500
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Thermo Fisher Scientific, Inc.
5 .000%, 1/31/29 ..... 63 $ 64,782
Toll Brothers Finance Corp.
4.350%, 2/15/28 ..... 5,849 5,794,952
Truist Financial Corp.
4.000%, 5/1/25 ...... 125 125,000
Tyson Foods, Inc.
4.350%, 3/1/29 ...... 200 198,193
5.400%, 3/15/29 ..... 2,850 2,932,816
UDR, Inc.
3.200%, 1/15/30, MTN 11,798 11,084,804
Union Pacific Corp.
3.700%, 3/1/29 ...... 230 225,724
2.400%, 2/5/30 ...... 400 366,746
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4 .855%, 7/15/26(*) .... 6,838 6,830,491
4.000%, 5/15/29 ..... 488 482,471
2.875%, 8/15/29 ..... 273 258,459
4.800%, 1/15/30 ..... 1,980 2,013,383
US Bancorp
3.150%, 4/27/27, MTN 172 168,772
# 3.900%, 4/26/28 , MTN 2,560 2,543,221
Valero Energy Corp.
5.150%, 2/15/30 ..... 2,700 2,728,583
Ventas Realty, LP
3.250%, 10/15/26 .... 295 289,471
4.400%, 1/15/29 ..... 143 141,807
Verizon Communications, Inc.
4.500%, 8/17/27, MTN 500 321,607
4.329%, 9/21/28 ..... 629 631,097
3.875%, 2/8/29 ...... 6,750 6,639,957
4.016%, 12/3/29 ..... 17,052 16,743,258
Virginia Electric and Power Co.
3.100%, 5/15/25 ..... 130 129,905
2.875%, 7/15/29 ..... 3,000 2,831,243
Visa, Inc.
2.750%, 9/15/27 ..... 1,629 1,587,716
W.P. Carey, Inc.
3.850%, 7/15/29 ..... 3,100 2,998,443
Walmart, Inc.
1.500%, 9/22/28 ..... 831 769,005
Waste Management, Inc.
Ω 3 .875%, 1/15/29 ..... 2,195 2,160,586
4.875%, 2/15/29 ..... 209 213,967
WEC Energy Group, Inc.
3.550%, 6/15/25 ..... 50 49,878
Wells Fargo & Co.
# 4.150%, 1/24/29 ..... 7,922 7,843,519
Wells Fargo Bank NA
SOFR+0.80% , FRN,
5.156%, 8/1/25(*) ..... 3,145 3,147,067
5.550%, 8/1/25 ...... 1,084 1,085,769

48
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
SOFR+1.07%, FRN,
5.428%, 12/11/26(*) ... 7,452 $ 7,494,477
Welltower OP LLC
4.000%, 6/1/25 ...... 3,801 3,798,891
3.100%, 1/15/30 ..... 400 376,740
Western Union Co. (The)
1.350%, 3/15/26 ..... 237 229,668
Westlake Corp.
1.625%, 7/17/29 ..... 534 569,547
Whirlpool Corp.
3.700%, 5/1/25 ...... 2,149 2,149,000
# 4.750%, 2/26/29 ..... 1,780 1,687,166
Williams Cos., Inc. (The)
4.900%, 3/15/29 ..... 250 252,576
4.800%, 11/15/29 .... 10,489 10,556,458
Willis North America, Inc.
# 2.950%, 9/15/29 ..... 430 400,199
Wisconsin Electric Power Co.
3.100%, 6/1/25 ...... 31 30,950
5.000%, 5/15/29 ..... 800 820,411
Wisconsin Power and Light Co.
3.000%, 7/1/29 ...... 950 894,621
WPC Eurobond BV
1.350%, 4/15/28 ..... 1,500 1,629,061
Zimmer Biomet Holdings, Inc.
5.050%, 2/19/30 ..... 230 233,704
TOTAL UNITED STATES ... 2,081,173,320
TOTAL BONDS ........... 4,126,335,614
U.S. TREASURY OBLIGATIONS
— (6.0%)
U.S. Treasury Notes
USBMMY3M + 0.13%,
FRN, 4.391% 7/31/25(*) 3,871 3,871,069
USBMMY3M + 0.17%,
FRN, 4 .436% 10/31/25(*) 58,166 58,186,215
USBMMY3M + 0.25%,
FRN, 4.511% 1/31/26(*) 8,000 8,009,331
Face
Amount^ Value†
(000)
U.S. Treasury Notes
USBMMY3M + 0.15%,
FRN, 4.416% 4/30/26(*) 4,105 $ 4,105,745
USBMMY3M + 0.18%,
FRN, 4.448% 7/31/26(*) 6,144 6,148,584
USBMMY3M + 0.21%,
FRN, 4.471% 10/31/26(*) 948 948,853
4.625%, 9/30/28 ...... 50,037 51,645,612
4.375%, 11/30/28 ..... 27,911 28,594,602
3.750%, 12/31/28 ..... 25,000 25,089,844
1.750%, 1/31/29 ...... 771 720,192
4.000%, 1/31/29 ...... 10,000 10,121,875
4.250%, 2/28/29 ...... 23,000 23,488,750
# 4.500%, 5/31/29 ...... 24,000 24,749,063
4.000%, 7/31/29 ...... 16,500 16,706,894
3.625%, 8/31/29 ...... 11,000 10,975,938
3.500%, 9/30/29 ...... 349 346,314
TOTAL U.S. TREASURY
OBLIGATIONS ............ 273,708,881
COMMERCIAL PAPER — (0.1%)
GERMANY — (0.1%)
BASF Se
Ω 4.620%, 11/7/25 ..... 5,000 4,880,354
TOTAL GERMANY ........ 4,880,354
UNITED STATES — (0.0%)
eBay, Inc.
4.690%, 6/23/25 ..... 1,500 1,489,528
TOTAL UNITED STATES ... 1,489,528
TOTAL COMMERCIAL PAPER 6,369,882
TOTAL INVESTMENT
SECURITIES — ( 96.9% )
(Cost $4,348,702,900) ...... 4,406,414,377
Shares Value†
SECURITIES LENDING
COLLATERAL — (3.1%)
@§
The DFA Short Term
Investment Fund ...... 12,161,500 140,647,745
TOTAL INVESTMENTS
— (100.0%)
(Cost $4,489,350,645) ...... $ 4,547,062,122
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deem ed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $770,895,818 which represented 17.3% of the net assets of the Fund.

49
Dimensional Short-Duration Fixed Income ETF
continued
As of April 30, 2025, Dimensional Short-Duration Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 5,907,295 EUR 5,188,691 Bank of America Merrill 05/09/25 $ 6,474
USD 348,397 EUR 305,690 Citigroup 05/09/25 752
USD 427,408 EUR 375,026 Citigroup 05/09/25 911
AUD 10,067,625 USD 6,347,548 Bank of America Merrill 05/12/25 94,894
CAD 4,084,759 USD 2,858,802 UBS Warbug 05/13/25 100,104
EUR 122,064 USD 128,333 Citigroup 05/15/25 10,536
EUR 2,538,386 USD 2,762,685 UBS Warbug 05/15/25 125,163
USD 67,303 GBP 50,093 Citigroup 06/20/25 381
USD 1,716,588 EUR 1,496,188 State Street Bank and Trust 07/01/25 9,156
USD 1,111,584 EUR 971,850 UBS Warbug 07/01/25 2,520
Total Appreciation $350,891
USD 12,722,112 EUR 12,230,310 Bank of America Merrill 05/09/25 $ (1,186,767)
USD 4,549,348 EUR 4,168,903 Bank of America Merrill 05/09/25 (191,723)
USD 133,782,303 AUD 212,981,462 HSBC Bank 05/12/25 (2,508,099)
USD 3,384,141 CAD 4,833,994 Citigroup 05/13/25 (117,494)
USD 100,569,053 EUR 96,465,100 ANZ Banking Group Ltd 05/15/25 (9,176,513)
USD 2,406,160 CAD 3,425,939 UBS Warbug 05/16/25 (75,905)
USD 6,764,689 JPY 1,008,849,322 Bank of America Merrill 05/27/25 (328,589)
USD 10,358,758 JPY 1,494,127,835 HSBC Bank 06/06/25 (158,539)
USD 13,466,205 AUD 22,297,204 State Street Bank and Trust 06/06/25 (806,031)
USD 5,446,619 EUR 5,019,516 Bank of America Merrill 06/17/25 (276,173)
USD 5,065,458 EUR 4,616,249 Bank of America Merrill 06/17/25 (197,566)
USD 8,352,849 EUR 7,595,577 Bank of America Merrill 06/17/25 (306,930)
USD 30,302 EUR 27,941 Citigroup 06/17/25 (1,554)
USD 5,042,377 EUR 4,624,376 State Street Bank and Trust 06/17/25 (229,912)
USD 2,212,483 EUR 2,022,441 State Street Bank and Trust 06/17/25 (93,319)
USD 6,305,485 GBP 4,865,847 State Street Bank and Trust 06/20/25 (195,026)
USD 2,754,539 EUR 2,429,935 HSBC Bank 07/01/25 (18,473)
USD 1,243,897 EUR 1,140,694 HSBC Bank 07/01/25 (57,849)
USD 4,583,222 EUR 4,027,759 State Street Bank and Trust 07/01/25 (13,208)
USD 9,758,308 EUR 8,978,170 State Street Bank and Trust 07/01/25 (487,469)
USD 1,941,758 EUR 1,703,392 UBS Warbug 07/01/25 (2,132)
USD 792,422 EUR 730,907 UBS Warbug 07/01/25 (41,680)
USD 104,357,375 EUR 96,137,415 State Street Bank and Trust 07/03/25 (5,366,760)
USD 13,493,354 AUD 22,272,736 RBC Dominion Securities 07/09/25 (769,060)
USD 1,605,042 AUD 2,693,781 State Street Bank and Trust 07/09/25 (119,928)
Total (Depreciation) $(22,726,699)
Total Appreciation (Depreciation) $(22,375,808)
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 212,733,985 $ — $ 212,733,985
Belgium ............................. — 7,848,306 — 7,848,306
Canada ............................. — 410,288,930 — 410,288,930
China ............................... — 87,594 — 87,594
Côte d'Ivoire .......................... — 4,948,942 — 4,948,942
Denmark ............................ — 34,552,484 — 34,552,484

50
Dimensional Short-Duration Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Finland .............................. $ — $ 30,040,949 $ — $ 30,040,949
France .............................. — 132,340,759 — 132,340,759
Germany ............................ — 213,974,003 — 213,974,003
Hong Kong ........................... — 1,017,472 — 1,017,472
Ireland .............................. — 61,508,410 — 61,508,410
Italy ................................ — 37,144,637 — 37,144,637
Japan ............................... — 237,241,412 — 237,241,412
Luxembourg .......................... — 7,965,665 — 7,965,665
Netherlands .......................... — 131,752,929 — 131,752,929
New Zealand ......................... — 5,249,880 — 5,249,880
Norway .............................. — 46,125,293 — 46,125,293
Philippines ........................... — 1,265,646 — 1,265,646
Spain ............................... — 50,465,662 — 50,465,662
Supranational ......................... — 194,249,550 — 194,249,550
Sweden ............................. — 62,327,337 — 62,327,337
Switzerland ........................... — 29,772,816 — 29,772,816
United Kingdom ....................... — 132,259,633 — 132,259,633
United States ......................... — 2,081,173,320 — 2,081,173,320
U.S. Treasury Obligations ................. — 273,708,881 — 273,708,881
Commercial Paper ....................... — 6,369,882 — 6,369,882
Securities Lending Collateral ............... — 140,647,745 — 140,647,745
Total Investments ........................ $— $4,547,062,122 $— $4,547,062,122
Financial Instruments
Assets
Forward Currency Contracts** .............. — 350,891 — 350,891
Liabilities
Forward Currency Contracts** .............. — (22,726,699) — (22,726,699)
Total Other Financial Instruments ........... $– $(22,375,808) $– $(22,375,808)
**
Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

51
Dimensional Inflation-Protected Securities ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Face
Amount Value†
(000)
U.S. TREASURY OBLIGATIONS — (99.8%)
Treasury Inflation-Protected Security
2.500%, 1/15/29 .......................................................... 40,126 $ 42,009,844
0.875%, 1/15/29 .......................................................... 24,027 23,741,720
3.875%, 4/15/29 .......................................................... 43,830 48,249,303
0.250%, 7/15/29 .......................................................... 78,627 75,641,679
0.125%, 1/15/30 .......................................................... 141,794 133,870,654
0.125%, 7/15/30 .......................................................... 150,044 140,888,286
0.125%, 1/15/31 .......................................................... 114,687 106,008,102
0.125%, 7/15/31 .......................................................... 70,792 64,958,753
0.125%, 1/15/32 .......................................................... 48,908 44,151,534
3.375%, 4/15/32 .......................................................... 45,904 51,137,193
1.125%, 1/15/33 .......................................................... 13,471 12,836,562
1.750%, 1/15/34 .......................................................... 2,157 2,135,991
2.125%, 2/15/40 .......................................................... 28,677 28,498,275
2.125%, 2/15/41 .......................................................... 38,488 37,909,472
0.750%, 2/15/42 .......................................................... 32,672 25,517,008
0.625%, 2/15/43 .......................................................... 21,514 16,090,052
1.375%, 2/15/44 .......................................................... 16,561 13,999,867
0.750%, 2/15/45 .......................................................... 25,877 19,012,959
TOTAL U.S. TREASURY OBLIGATIONS ........................................... 886,657,254
Shares Value†
INVESTMENT COMPANY — (0.2%)
UNITED STATES — (0.2%)
State Street Institutional U.S. Government Money Market Fund
(r) 4.290%, ................................................................ 1,423,890 1,423,890
TOTAL UNITED STATES ....................................................... 1,423,890
TOTAL INVESTMENT COMPANY ................................................. 1,423,890
TOTAL INVESTMENT SECURITIES — ( 100.0% )
(Cost $893,065,734) ........................................................... 888,081,144
TOTAL INVESTMENTS — (100.0%)
(Cost $893,065,734) ........................................................... $ 888,081,144

52
Dimensional Inflation-Protected Securities ETF
continued
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
U.S. Treasury Obligations .................. $— $ 886,657,254 $— $886,657,254
Investment Company ...................... 1,423,890 — — 1,423,890
Total Investments ......................... $1,423,890 $886,657,254 $— $888,081,144
See accompanying Notes to Financial Statements.

53
Dimensional Global Core Plus Fixed Income ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Face
Amount ^ Value†
(000)
AGENCY OBLIGATIONS — (7.8%)
Federal National Mortgage
Association
2.000%, 5/1/55, 30 YR
TBA ............... 37,956 $ 30,097,561
6.000%, 5/1/55, 30 YR
TBA ............... 21,315 21,622,175
2.500%, 5/1/55, 30 YR
TBA ............... 36,286 30,159,863
6.500%, 5/1/55, 30 YR
TBA ............... 20,234 20,836,357
Government National Mortgage
Association
6.000%, 5/1/55, 30 YR
TBA ............... 18,552 18,762,884
TOTAL AGENCY
OBLIGATIONS ............ 121,478,840
BONDS — (85.4%)
AUSTRALIA — (7.1%)
APA Infrastructure, Ltd.
1.250%, 3/15/33, MTN EUR 1,500 1,419,638
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.56%, FRN,
4.918%, 3/18/26(*) .... 1,400 1,400,868
EUR003M+0.40%, FRN,
2.929%, 5/21/27(*) .... EUR 7,700 8,750,778
5.050%,
BBSW3M+1.20%,
11/4/27(*) ........... AUD 2,100 1,359,013
4.950%, 9/11/28, MTN AUD 2,000 1,312,099
Ω SOFR+0.85%, FRN,
5.207%, 12/16/29(*) ... 700 704,947
BHP Billiton Finance USA, Ltd.
5.000%, 9/30/43 ..... 1,977 1,833,597
Buckeye Partners, LP
Ω 4.500%, 3/1/28 ...... 275 265,119
5.850%, 11/15/43 .... 1,420 1,192,259
5.600%, 10/15/44 .... 755 618,579
Commonwealth Bank of Australia
Ω SOFR+0.40%, FRN,
4.758%, 7/7/25(*) ..... 1,466 1,466,322
Ω SOFR+0.63%, FRN,
4.987%, 9/12/25(*) .... 150 150,154
Ω SOFR+0.75%, FRN,
5.107%, 3/13/26(*) .... 3,294 3,302,801
SOFR+0.46%, FRN,
4.819%, 11/27/26(*) ... 1,000 999,389
BBSW3M+1.15%, FRN,
5.198%, 1/13/28(*) .... AUD 2,800 1,810,101
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
FMG Resources August 2006
Pty, Ltd.
Ω 5.875%, 4/15/30 ..... 1,603 $ 1,584,822
Ω 4.375%, 4/1/31 ...... 1,615 1,461,626
Ω
# 6.125%, 4/15/32 ..... 2,474 2,438,110
Glencore Funding LLC
Ω SOFRINDX+1.06%,
FRN, 5.419%, 4/4/27(*) 150 150,674
Ω 6.500%, 10/6/33 ..... 780 829,663
Ω 5.634%, 4/4/34 ...... 100 100,008
Macquarie Bank, Ltd.
2.918%,
EUR003M+0.44%,
12/18/26(*), MTN ..... EUR 100 113,715
Ω SOFRINDX+0.92%,
FRN, 5.280%, 7/2/27(*) 1,005 1,009,280
3.202%, 9/17/29, MTN EUR 400 460,723
Macquarie Group, Ltd.
0.943%, 1/19/29 ..... EUR 258 273,083
National Australia Bank, Ltd.
4.652%,
BBSW3M+0.70%,
10/18/27(*), MTN ..... AUD 1,140 729,179
Ω SOFR+0.60%, FRN,
4.956%, 10/26/27(*) ... 1,750 1,741,483
5.325%,
BBSW3M+1.20%,
11/25/27(*), MTN ..... AUD 1,000 647,188
5.017%,
BBSW3M+0.90%,
3/22/29(*) ........... AUD 4,100 2,627,760
BBSW3M+0.82%, FRN,
4.999%, 11/14/29(*),
MTN ............... AUD 5,700 3,636,815
Ω SOFR+0.79%, FRN,
5.145%, 1/14/30(*) .... 5,700 5,712,169
New South Wales Treasury
Corp.
2.000%, 3/20/31 ..... AUD 820 466,547
1.500%, 2/20/32 ..... AUD 10,000 5,334,865
2.000%, 3/8/33 ...... AUD 4,100 2,186,140
1.750%, 3/20/34 ..... AUD 11,700 5,869,502
4.750%, 2/20/35 ..... AUD 3,450 2,197,279
4.750%, 9/20/35 ..... AUD 1,950 1,236,725
4.250%, 2/20/36 ..... AUD 6,920 4,165,850
3.500%, 11/20/37 .... AUD 2,500 1,358,462
Northern Star Resources, Ltd.
Ω 6.125%, 4/11/33 ..... 100 102,911
Northern Territory Treasury Corp.
2.500%, 5/21/32 ..... AUD 4,800 2,683,156
5.750%, 4/21/37 ..... AUD 200 131,269

54
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
Optus Finance Pty, Ltd.
2.500%, 7/1/30, MTN . AUD 1,200 $ 679,243
Queensland Treasury Corp.
BBSW3M+0.30%, FRN,
4.415%, 9/19/28(*) .... AUD 436 278,946
Ω 1.750%, 7/20/34 ..... AUD 3,000 1,480,334
Ω 5.250%, 7/21/36 ..... AUD 400 259,978
Ω 5.000%, 7/21/37 ..... AUD 100 62,765
Ω 2.250%, 4/16/40 ..... AUD 200 86,856
South Australian Government
Financing Authority
1.750%, 5/24/34 ..... AUD 5,650 2,812,654
2.000%, 5/23/36 ..... AUD 3,000 1,425,838
4.750%, 5/24/38 ..... AUD 1,730 1,056,572
2.250%, 5/24/40 ..... AUD 700 303,753
Treasury Corp. of Victoria
1.500%, 9/10/31 ..... AUD 2,600 1,403,534
2.250%, 9/15/33 ..... AUD 3,500 1,857,327
2.250%, 11/20/34 .... AUD 4,830 2,461,032
2.000%, 9/17/35 ..... AUD 6,000 2,898,283
4.750%, 9/15/36 ..... AUD 5,100 3,154,399
2.000%, 11/20/37 .... AUD 10,050 4,479,985
5.250%, 9/15/38, MTN AUD 2,370 1,503,126
5.500%, 9/15/39 ..... AUD 100 64,525
Western Australian Treasury
Corp.
2.000%, 10/24/34 .... AUD 92 46,844
Westpac Banking Corp.
SOFR+1.00%, FRN,
5.359%, 8/26/25(*) .... 400 401,015
# 3.735%, 8/26/25 ..... 100 99,765
SOFR+0.72%, FRN,
5.081%, 11/17/25(*) ... 900 901,559
SOFR+0.42%, FRN,
4.775%, 4/16/26(*) .... 544 543,821
SOFR+0.52%, FRN,
4.880%, 6/3/26(*) ..... 200 200,047
SOFR+0.46%, FRN,
4.815%, 10/20/26(*) ... 610 609,981
BBSW3M+0.98%, FRN,
5.154%, 2/16/28(*), MTN AUD 3,600 2,316,838
5.535%, 11/17/28 .... 100 104,687
1.953%, 11/20/28 .... 350 324,841
SOFR+0.81%, FRN,
5.165%, 4/16/29(*) .... 100 100,301
BBSW3M+0.88%, FRN,
5.059%, 5/14/29(*) .... AUD 2,800 1,792,274
2.150%, 6/3/31 ...... 100 88,029
TOTAL AUSTRALIA ........ 109,633,820
BELGIUM — (1.7%)
Anheuser-Busch InBev SA/NV
1.500%, 4/18/30, MTN EUR 90 96,578
2.750%, 3/17/36, MTN EUR 10 10,677
Face
Amount^ Value†
(000)
BELGIUM — (Continued)
Belfius Bank SA
4.125%, 9/12/29, MTN EUR 100 $ 119,323
European Union
3.250%, 7/4/34 ...... EUR 1,140 1,331,171
3.010%, 7/4/35, MTN . EUR 700 588,216
0.200%, 6/4/36, MTN . EUR 400 332,872
3.375%, 10/4/38, MTN EUR 3,000 3,418,991
0.450%, 7/4/41, MTN . EUR 1,000 714,735
Kingdom of Belgium Government
Bond
Ω 0.100%, 6/22/30 ..... EUR 1,672 1,695,606
Ω 1.900%, 6/22/38 ..... EUR 18,429 17,824,406
TOTAL BELGIUM ......... 26,132,575
CANADA — (11.7%)
American National Group, Inc.
5.000%, 6/15/27 ..... 161 161,263
Ω 6.144%, 6/13/32 ..... 305 308,096
Bank of Montreal
SOFRINDX+0.95%,
FRN, 5.310%, 9/25/25(*) 100 100,163
SOFRINDX+0.62%,
FRN, 4.977%, 9/15/26(*) 126 125,849
SOFRINDX+0.76%,
FRN, 5.120%, 6/4/27(*) 360 360,093
5.511%, 6/4/31 ...... 90 93,653
Bank of Nova Scotia (The)
SOFRINDX+0.55%,
FRN, 4.905%, 3/2/26(*) 150 149,994
SOFR+0.61%, FRN,
4.967%, 9/15/26(*) .... 250 249,700
SOFRINDX+0.78%,
FRN, 5.140%, 6/4/27(*) 150 149,820
SOFRINDX+1.08%,
FRN, 5.436%, 8/1/29(*) 450 448,793
Barrick North America Finance
LLC
5.750%, 5/1/43 ...... 100 98,022
Brookfield Finance, Inc.
6.350%, 1/5/34 ...... 355 374,523
5.675%, 1/15/35 ..... 144 145,447
Canada Housing Trust No. 1
Ω 0.950%, 6/15/25 ..... CAD 1,670 1,206,346
Canadian Government Bond
3.750%, 5/1/25 ...... CAD 7,800 5,647,645
Canadian Imperial Bank of
Commerce
3.300%, 5/26/25 ..... CAD 4,300 3,113,912
EUR003M+0.40%, FRN,
2.765%, 3/27/26(*) .... EUR 2,000 2,275,694
SOFR+1.22%, FRN,
5.580%, 10/2/26(*) .... 100 100,604
SOFR+0.94%, FRN,
5.301%, 6/28/27(*) .... 300 300,134
6.092%, 10/3/33 ..... 295 313,170

55
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
CANADA — (Continued)
Canadian Natural Resources,
Ltd.
6.500%, 2/15/37 ..... 1,374 $ 1,405,375
6.250%, 3/15/38 ..... 3,162 3,185,312
Cenovus Energy, Inc.
5.250%, 6/15/37 ..... 65 61,205
6.750%, 11/15/39 .... 53 55,760
CI Financial Corp.
3.200%, 12/17/30 .... 1,766 1,541,079
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 1/15/34 ..... 515 509,795
CPPIB Capital, Inc.
1.250%, 12/7/27 ..... GBP 700 871,657
3.950%, 6/2/32 ...... CAD 6,400 4,816,008
4.750%, 6/2/33 ...... CAD 15,000 11,812,351
4.300%, 6/2/34 ...... CAD 2,200 1,673,437
0.750%, 2/2/37, MTN . EUR 4,450 3,858,145
Enbridge Energy Partners, LP
7.500%, 4/15/38 ..... 318 362,706
5.500%, 9/15/40 ..... 919 874,402
Enbridge, Inc.
4.500%, 6/10/44 ..... 100 80,294
Fairfax Financial Holdings, Ltd.
6.000%, 12/7/33 ..... 400 415,606
Hydro-Quebec
6.500%, 2/15/35 ..... CAD 1,800 1,578,287
ITC Holdings Corp.
5.300%, 7/1/43 ...... 300 275,154
Kinross Gold Corp.
6.250%, 7/15/33 ..... 437 459,407
Liberty Utilities Co.
Ω 5.869%, 1/31/34 ..... 150 152,420
Magna International, Inc.
4.375%, 3/17/32 ..... EUR 281 332,628
Methanex Corp.
5.250%, 12/15/29 .... 1,422 1,350,627
Ontario Teachers' Finance Trust
3.300%, 10/5/29, MTN EUR 100 117,558
Ω 1.850%, 5/3/32 ...... EUR 400 425,961
4.300%, 6/2/34 ...... CAD 5,000 3,769,854
Province of Alberta Canada
2.350%, 6/1/25 ...... CAD 2,000 1,447,289
5.200%, 5/15/34, MTN AUD 100 65,839
Province of British Columbia
Canada
2.850%, 6/18/25 ..... CAD 1,200 868,903
5.250%, 5/23/34, MTN AUD 290 191,681
4.150%, 6/18/34 ..... CAD 22,250 16,702,239
3.400%, 5/24/39 ..... EUR 7,900 8,993,850
Province of Manitoba Canada
2.450%, 6/2/25 ...... CAD 4,300 3,112,325
3.900%, 12/2/32 ..... CAD 10,000 7,467,024
3.800%, 6/2/33 ...... CAD 11,550 8,510,526
Face
Amount^ Value†
(000)
CANADA — (Continued)
4.250%, 6/2/34 ...... CAD 3,000 $ 2,263,303
4.850%, 8/28/34, MTN AUD 100 63,921
5.700%, 3/5/37 ...... CAD 2,600 2,168,354
4.650%, 3/5/40 ...... CAD 4,000 3,005,227
Province of Ontario Canada
2.600%, 6/2/25 ...... CAD 10,950 7,926,363
3.750%, 6/2/32 ...... CAD 3,000 2,230,421
3.650%, 6/2/33 ...... CAD 5,400 3,952,051
5.350%, 5/8/34, MTN . AUD 395 262,759
4.150%, 6/2/34 ...... CAD 6,400 4,813,321
3.800%, 12/2/34 ..... CAD 3,400 2,475,775
Province of Quebec Canada
0.500%, 1/25/32, MTN EUR 1,000 980,109
3.250%, 9/1/32 ...... CAD 5,000 3,592,449
3.600%, 9/1/33 ...... CAD 7,500 5,452,092
4.450%, 9/1/34 ...... CAD 15,000 11,495,584
5.750%, 12/1/36 ..... CAD 400 337,271
Province of Saskatchewan
Canada
3.300%, 5/8/34, MTN . EUR 1,200 1,387,141
PSP Capital, Inc.
3.250%, 7/2/34, MTN . EUR 1,000 1,151,484
Quebec T-Bill
3.650%, 5/2/25 ...... CAD 3,500 2,533,465
Rogers Communications, Inc.
7.500%, 8/15/38 ..... 855 978,308
4.500%, 3/15/42 ..... 555 465,009
4.500%, 3/15/43 ..... 200 165,159
5.450%, 10/1/43 ..... 105 96,999
5.000%, 3/15/44 ..... 500 436,307
Royal Bank of Canada
5.228%, 6/24/30 ..... CAD 2,400 1,868,779
4.375%, 10/2/30, MTN EUR 289 349,938
Spectra Energy Partners, LP
5.950%, 9/25/43 ..... 150 142,790
Suncor Energy, Inc.
7.150%, 2/1/32 ...... 96 104,030
6.800%, 5/15/38 ..... 1,741 1,830,817
6.850%, 6/1/39 ...... 702 754,850
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.435%, 7/17/26(*) .... 200 201,042
EUR003M+0.35%, FRN,
2.906%, 2/16/27(*) .... EUR 7,000 7,963,719
SOFR+0.73%, FRN,
5.088%, 4/5/27(*) ..... 260 258,875
SOFR+1.03%, FRN,
5.388%, 12/17/29(*) ... 350 347,543
3.563%, 4/16/31, MTN EUR 2,100 2,416,502
# 3.200%, 3/10/32 ..... 150 134,310
# 4.456%, 6/8/32 ...... 150 145,831
3.129%, 8/3/32, MTN . EUR 250 277,714
TransCanada PipeLines, Ltd.
6.200%, 10/15/37 .... 1,366 1,398,327

56
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
CANADA — (Continued)
7.625%, 1/15/39 ..... 432 $ 495,822
6.100%, 6/1/40 ...... 1,270 1,280,093
TOTAL CANADA .......... 181,271,479
CAYMAN ISLANDS — (0.1%)
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 .... EUR 200 200,278
2.625%, 10/17/34 .... GBP 900 873,404
TOTAL CAYMAN ISLANDS .. 1,073,682
DENMARK — (0.1%)
Novo Nordisk Finance
Netherlands BV
3.375%, 5/21/34, MTN EUR 1,705 1,958,637
Nykredit Realkredit A/S
3.625%, 7/24/30, MTN EUR 100 115,002
TOTAL DENMARK ........ 2,073,639
FINLAND — (1.3%)
Finland Government Bond
Ω 2.350%, 9/15/30 ..... EUR 489 490,480
Kuntarahoitus OYJ
1.125%, 6/19/25, MTN GBP 6,700 8,909,469
5.125%, 7/22/27, MTN GBP 600 819,678
2.750%, 2/2/34, MTN . EUR 3,000 3,380,195
Nokia OYJ
4.375%, 6/12/27 ..... 40 39,489
6.625%, 5/15/39 ..... 3,920 3,937,048
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
5.099%, 3/19/27(*) .... 450 450,737
OP Corporate Bank PLC
EUR003M+0.40%, FRN,
2.769%, 3/28/27(*) .... EUR 1,900 2,161,679
2.875%, 11/27/29, MTN EUR 100 114,099
TOTAL FINLAND .......... 20,302,874
FRANCE — (2.7%)
Action Logement Services
4.125%, 10/3/38, MTN EUR 700 826,549
Agence France Locale
1.375%, 6/20/25, MTN GBP 100 132,967
3.125%, 3/20/34, MTN EUR 300 340,728
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.07%,
FRN, 5.431%, 2/16/28(*) 250 249,412
0.750%, 1/17/30 ..... EUR 200 202,990
BNP Paribas SA
4.095%, 2/13/34, MTN EUR 4,200 4,878,369
Bouygues SA
5.375%, 6/30/42 ..... EUR 300 387,173
BPCE SA
3.875%, 1/25/36 ..... EUR 3,100 3,585,731
Bpifrance SACA
3.375%, 5/25/34, MTN EUR 1,300 1,497,682
Face
Amount^ Value†
(000)
FRANCE — (Continued)
Dexia SA
SONIO/N+1.00%, FRN,
5.483%, 3/25/26(*), MTN GBP 7,500 $ 10,075,167
Electricite de France SA
4.625%, 4/26/30, MTN EUR 50 60,999
Engie SA
4.250%, 9/6/34, MTN . EUR 2,100 2,499,623
French Republic Government
Bond OAT
Ω 2.500%, 5/25/30 ..... EUR 2,597 2,961,649
Gestion Securite de Stocks
Securite SA
3.375%, 6/29/30, MTN EUR 100 117,599
Holding d'Infrastructures de
Transport SASU
4.250%, 3/18/30, MTN EUR 100 118,652
Ile-de-France Mobilites
1.000%, 5/25/34, MTN EUR 1,300 1,218,545
0.675%, 11/24/36, MTN EUR 1,100 921,773
LVMH Moet Hennessy Louis
Vuitton SE
3.250%, 9/7/29, MTN . EUR 200 232,068
Orange SA
8.125%, 11/20/28, MTN GBP 50 74,530
RCI Banque SA
3.875%, 9/30/30, MTN EUR 150 173,172
Sanofi SA
0.875%, 3/21/29, MTN 100 106,727
SNCF Reseau
1.875%, 3/30/34, MTN EUR 2,300 2,328,851
Societe Generale SA
6.250%, 6/22/33, MTN GBP 1,700 2,379,198
Societe Nationale SNCF SACA
3.375%, 5/25/33 ..... EUR 100 115,908
Tikehau Capital SCA
6.625%, 3/14/30 ..... EUR 300 380,125
TotalEnergies Capital
International SA
3.455%, 2/19/29 ..... 250 244,109
1.994%, 4/8/32, MTN . EUR 100 105,770
2.986%, 6/29/41 ..... 1,703 1,218,822
Unibail-Rodamco-Westfield SE
4.125%, 12/11/30, MTN EUR 1,000 1,174,169
Veolia Environnement SA
6.125%, 11/25/33, MTN EUR 50 68,763
Vinci SA
EUR003M+0.25%, FRN,
2.789%, 5/13/26(*) .... EUR 1,000 1,136,608
WEA Finance LLC
Ω 2.875%, 1/15/27 ..... 300 291,062
4.125%, 9/20/28 ..... 50 48,897
Ω 3.500%, 6/15/29 ..... 1,209 1,147,304
Wendel SE
4.500%, 6/19/30 ..... EUR 100 119,071

57
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
FRANCE — (Continued)
TOTAL FRANCE .......... $ 41,420,762
GERMANY — (1.9%)
Bayer AG
4.625%, 5/26/33, MTN EUR 120 143,258
Bayer US Finance II LLC
Ω 4.200%, 7/15/34 ..... 855 756,784
Ω 5.500%, 7/30/35 ..... 205 197,156
Ω 4.625%, 6/25/38 ..... 2,253 1,930,571
Ω 4.400%, 7/15/44 ..... 570 427,380
Bayer US Finance LLC
Ω 6.500%, 11/21/33 .... 855 893,505
BMW Finance NV
3.250%, 7/22/30, MTN EUR 90 104,496
BMW International Investment
BV
3.375%, 8/27/34, MTN EUR 100 111,708
BMW US Capital LLC
Ω SOFRINDX+0.55%,
FRN, 4.910%, 4/2/26(*) 150 149,758
Ω SOFRINDX+0.80%,
FRN, 5.160%, 8/13/26(*) 350 350,437
Ω SOFRINDX+0.92%,
FRN, 5.280%, 8/13/27(*) 100 100,036
Ω 4.850%, 8/13/31 ..... 100 99,713
3.375%, 2/2/34, MTN . EUR 132 147,260
Bundesrepublik Deutschland
Bundesanleihe
2.100%, 11/15/29 .... EUR 127 145,288
Deutsche Bahn Finance GMBH
0.625%, 4/15/36, MTN EUR 100 86,257
3.375%, 1/29/38, MTN EUR 3,814 4,342,419
0.875%, 6/23/39, MTN EUR 143 116,051
Deutsche Boerse AG
1.500%, 4/4/32 ...... EUR 100 103,366
Deutsche Telekom International
Finance BV
8.875%, 11/27/28, MTN GBP 40 61,156
2.250%, 4/13/29, MTN GBP 20 24,697
Ω 4.875%, 3/6/42 ...... 500 451,980
E.ON International Finance BV
5.875%, 10/30/37, MTN GBP 100 133,864
Ω 6.650%, 4/30/38 ..... 500 541,125
E.ON SE
4.000%, 8/29/33, MTN EUR 65 77,542
Fresenius Medical Care US
Finance III, Inc.
Ω 1.875%, 12/1/26 ..... 372 356,298
Ω 2.375%, 2/16/31 ..... 2,375 2,006,888
Ω 3.000%, 12/1/31 ..... 2,035 1,744,491
Heidelberg Materials AG
3.950%, 7/19/34 ..... EUR 250 289,019
Mercedes-Benz Finance North
America LLC
8.500%, 1/18/31 ..... 100 118,188
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Ω 5.050%, 8/3/33 ...... 300 $ 294,094
Ω 5.000%, 1/11/34 ..... 508 495,617
Mercedes-Benz International
Finance BV
3.700%, 5/30/31, MTN EUR 90 105,705
RWE Finance US LLC
Ω 5.875%, 4/16/34 ..... 500 508,933
Siemens
Financieringsmaatschappij NV
EUR003M+0.23%, FRN,
2.708%, 12/18/25(*) ... EUR 300 341,387
1.375%, 9/6/30, MTN . EUR 123 131,800
0.500%, 9/5/34, MTN . EUR 262 239,722
3.375%, 2/22/37 ..... EUR 100 111,418
Ω 2.875%, 3/11/41 ..... 2,950 2,150,687
Sixt SE
3.250%, 1/22/30, MTN EUR 100 114,564
Sudzucker International Finance
BV
4.125%, 1/29/32 ..... EUR 4,500 5,201,247
T-Mobile USA, Inc.
4.375%, 4/15/40 ..... 625 545,706
Volkswagen Bank GmbH
4.625%, 5/3/31, MTN . EUR 100 118,317
Volkswagen Financial Services
AG
0.375%, 2/12/30, MTN EUR 190 187,100
3.875%, 9/10/30 ..... EUR 533 615,622
3.875%, 11/19/31 .... EUR 500 567,350
Volkswagen Leasing GmbH
4.750%, 9/25/31, MTN EUR 200 239,354
ZF North America Capital, Inc.
Ω 6.875%, 4/14/28 ..... 668 637,825
Ω 7.125%, 4/14/30 ..... 1,755 1,614,610
TOTAL GERMANY ........ 30,231,749
IRELAND — (0.5%)
Accenture Capital, Inc.
4.250%, 10/4/31 ..... 907 897,299
4.500%, 10/4/34 ..... 1,055 1,016,842
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3.300%, 1/30/32 ..... 395 349,012
3.400%, 10/29/33 .... 470 404,027
3.850%, 10/29/41 .... 1,450 1,120,997
CRH SMW Finance DAC
4.250%, 7/11/35, MTN 3,000 3,557,241
ESB Finance DAC
4.250%, 3/3/36, MTN . EUR 400 476,560
Ireland Government Bond
0.200%, 10/18/30 .... EUR 160 162,372
Tyco Electronics Group SA
3.250%, 1/31/33 ..... EUR 150 169,554
TOTAL IRELAND .......... 8,153,904

58
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
ITALY — (1.8%)
Enel SpA
5.625%, 6/21/27, MTN EUR 50 $ 60,520
Eni SpA
4.250%, 5/19/33, MTN EUR 3,900 4,637,262
3.875%, 1/15/34, MTN EUR 1,500 1,724,514
Ω 5.700%, 10/1/40 ..... 100 96,475
Intesa Sanpaolo SpA
Ω 3.875%, 7/14/27 ..... 222 218,546
Ω 4.000%, 9/23/29 ..... 250 241,083
5.125%, 8/29/31, MTN EUR 150 187,560
5.625%, 3/8/33, MTN . EUR 150 190,826
6.625%, 5/31/33, MTN GBP 500 707,057
Ω 6.625%, 6/20/33 ..... 1,853 1,989,082
Ω 7.200%, 11/28/33 .... 1,655 1,834,666
Italy Buoni Poliennali Del Tesoro
0.950%, 6/1/32 ...... EUR 25 24,677
4.350%, 11/1/33 ..... EUR 1,219 1,494,200
Ω 4.000%, 4/30/35 ..... EUR 500 596,079
Ω 0.950%, 3/1/37 ...... EUR 450 378,820
Ω 2.950%, 9/1/38 ...... EUR 6,438 6,671,311
Telecom Italia Capital SA
6.375%, 11/15/33 .... 720 719,372
# 6.000%, 9/30/34 ..... 1,005 970,009
7.200%, 7/18/36 ..... 1,120 1,146,649
7.721%, 6/4/38 ...... 655 682,548
UniCredit SpA
4.000%, 3/5/34, MTN . EUR 2,600 3,039,544
TOTAL ITALY ............ 27,610,800
JAPAN — (10.6%)
7-Eleven, Inc.
Ω 2.500%, 2/10/41 ..... 1,075 698,174
Aircastle, Ltd.
Ω 5.250%, 8/11/25 ..... 150 149,763
Ω 2.850%, 1/26/28 ..... 550 519,042
Ω 5.950%, 2/15/29 ..... 1,100 1,128,588
American Honda Finance Corp.
SOFR+0.60%, FRN,
4.961%, 8/14/25(*) .... 150 150,035
SOFRINDX+0.79%,
FRN, 5.149%, 10/3/25(*) 250 250,363
SOFR+0.50%, FRN,
4.855%, 1/12/26(*) .... 400 399,460
SOFR+0.92%, FRN,
5.275%, 1/12/26(*) .... 355 356,050
SOFR+0.55%, FRN,
4.910%, 5/21/26(*) .... 150 149,810
SOFRINDX+0.72%,
FRN, 5.078%, 10/5/26(*) 624 624,183
SOFR+0.71%, FRN,
5.067%, 7/9/27(*) ..... 610 608,296
SOFR+0.72%, FRN,
5.075%, 10/22/27(*) ... 100 99,402
# 4.900%, 1/10/34 ..... 450 441,694
5.200%, 3/5/35 ...... 150 149,649
Face
Amount^ Value†
(000)
JAPAN — (Continued)
Development Bank of Japan, Inc.
4.750%, 11/26/27, MTN EUR 50 $ 60,379
East Japan Railway Co.
4.750%, 12/8/31, MTN GBP 50 66,327
Japan Government Five Year
Bond
0.400%, 12/20/28 .... JPY 1,313,000 9,079,896
Japan Government Ten Year
Bond
0.100%, 6/20/27 ..... JPY 1,169,800 8,101,997
0.100%, 12/20/30 .... JPY 89,900 602,602
0.100%, 6/20/31 ..... JPY 699,000 4,659,101
0.200%, 3/20/32 ..... JPY 1,377,300 9,159,663
0.200%, 9/20/32 ..... JPY 834,500 5,508,379
0.500%, 12/20/32 .... JPY 275,550 1,854,283
0.400%, 6/20/33 ..... JPY 894,700 5,934,350
Japan Government Thirty Year
Bond
2.300%, 3/20/35 ..... JPY 1,525,100 11,658,504
2.500%, 6/20/36 ..... JPY 1,428,800 11,068,192
Japan Government Twenty Year
Bond
1.500%, 3/20/34 ..... JPY 804,350 5,786,425
0.400%, 3/20/36 ..... JPY 2,707,800 16,993,419
0.600%, 12/20/37 .... JPY 4,678,500 28,908,367
1.100%, 6/20/43 ..... JPY 2,633,050 15,596,354
JT International Financial
Services BV
3.625%, 4/11/34, MTN EUR 6,000 6,736,887
Mizuho Financial Group, Inc.
4.416%, 5/20/33, MTN EUR 4,700 5,654,318
3.980%, 5/21/34, MTN EUR 400 464,818
3.767%, 8/27/34, MTN EUR 300 342,431
Nissan Motor Acceptance Co.
LLC
Ω 2.000%, 3/9/26 ...... 250 240,270
Ω 1.850%, 9/16/26 ..... 100 94,388
Ω 5.300%, 9/13/27 ..... 250 245,036
Ω 2.750%, 3/9/28 ...... 624 568,438
2.750%, 3/9/28 ...... 45 41,054
Ω 7.050%, 9/15/28 ..... 736 752,465
Ω 2.450%, 9/15/28 ..... 250 220,916
Nissan Motor Co., Ltd.
Ω
# 4.810%, 9/17/30 ..... 635 586,788
ORIX Corp.
3.447%, 10/22/31, MTN EUR 3,600 4,062,414
Protective Life Corp.
8.450%, 10/15/39 .... 249 306,026
SoftBank Group Corp.
3.375%, 7/6/29 ...... EUR 200 212,491
6.750%, 7/8/29 ...... 200 202,220
4.000%, 9/19/29 ..... EUR 100 108,973
7.000%, 7/8/31 ...... 411 417,549
3.875%, 7/6/32 ...... EUR 100 102,274
5.750%, 7/8/32 ...... EUR 250 280,635

59
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
JAPAN — (Continued)
Sumitomo Mitsui Financial
Group, Inc.
SOFR+1.17%, FRN,
5.528%, 7/9/29(*) ..... 708 $ 712,604
Sumitomo Mitsui Trust Bank, Ltd.
Ω SOFR+0.98%, FRN,
5.347%, 9/10/27(*) .... 450 450,707
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
5.008%, 9/11/25(*) .... 100 100,081
SOFR+0.65%, FRN,
5.008%, 1/5/26(*) ..... 300 300,210
SOFR+0.45%, FRN,
4.811%, 5/15/26(*) .... 305 304,658
SOFRINDX+0.89%,
FRN, 5.251%, 5/18/26(*) 100 100,309
SOFR+0.77%, FRN,
5.124%, 8/7/26(*) ..... 200 200,361
SOFR+0.65%, FRN,
5.009%, 3/19/27(*) .... 100 100,001
TOTAL JAPAN ............ 164,672,069
LUXEMBOURG — (1.6%)
ArcelorMittal SA
3.500%, 12/13/31, MTN EUR 2,650 2,964,090
6.800%, 11/29/32 .... 2,507 2,699,225
6.000%, 6/17/34 ..... 101 103,404
European Financial Stability
Facility
3.375%, 8/30/38, MTN EUR 4,050 4,705,753
European Investment Bank
5.484%,
SONCINDX+1.00%,
1/18/27(*) ........... GBP 2,000 2,707,361
0.010%, 11/15/35 .... EUR 3,600 3,018,982
JAB Holdings BV
5.000%, 6/12/33 ..... EUR 5,100 6,179,516
2.250%, 12/19/39 .... EUR 200 171,248
Prologis International Funding
II SA
3.700%, 10/7/34, MTN 500 561,967
SELP Finance Sarl
3.750%, 1/16/32, MTN EUR 823 934,983
TOTAL LUXEMBOURG ..... 24,046,529
NETHERLANDS — (1.2%)
BNG Bank NV
1.600%, 11/27/30 .... AUD 1,100 611,314
2.450%, 7/21/32 ..... AUD 1,600 895,184
Cooperatieve Rabobank UA
4.125%, 7/14/25 ..... EUR 4 4,561
SOFRINDX+0.90%,
FRN, 5.258%, 10/5/26(*) 6,655 6,687,676
3.822%, 7/26/34, MTN EUR 800 925,295
5.250%, 5/23/41, MTN GBP 351 447,906
5.250%, 5/24/41 ..... 1,737 1,686,544
Face
Amount^ Value†
(000)
NETHERLANDS — (Continued)
CTP NV
4.750%, 2/5/30, MTN . EUR 105 $ 124,964
Heineken NV
4.125%, 3/23/35, MTN EUR 100 118,288
Koninklijke KPN NV
3.875%, 2/16/36, MTN EUR 3,400 3,893,982
Koninklijke Philips NV
6.875%, 3/11/38 ..... 463 501,713
5.000%, 3/15/42 ..... 100 89,342
Linde Finance BV
1.000%, 4/20/28, MTN 90 99,077
Netherlands Government Bond
Ω 2.170%, 7/15/30 ..... EUR 160 162,674
Stellantis NV
3.750%, 3/19/36 ..... 2,500 2,639,820
TOTAL NETHERLANDS .... 18,888,340
NEW ZEALAND — (0.5%)
New Zealand Government Bond
4.250%, 5/15/34 ..... NZD 4,546 2,677,269
2.750%, 4/15/37 ..... NZD 11,480 5,624,455
TOTAL NEW ZEALAND ..... 8,301,724
NORWAY — (0.8%)
Aker BP ASA
4.000%, 5/29/32, MTN EUR 5,000 5,707,787
Ω 6.000%, 6/13/33 ..... 1,000 1,004,158
Ω 5.125%, 10/1/34 ..... 415 387,698
Equinor ASA
3.125%, 4/6/30 ...... 250 236,381
2.375%, 5/22/30 ..... 250 227,369
3.625%, 4/6/40 ...... 1,650 1,343,815
5.100%, 8/17/40 ..... 1,120 1,080,033
4.250%, 11/23/41 .... 705 602,733
3.950%, 5/15/43 ..... 1,109 899,144
4.800%, 11/8/43 ..... 482 433,286
SpareBank 1 SMN
3.500%, 5/23/29, MTN EUR 100 116,734
TOTAL NORWAY ......... 12,039,138
SINGAPORE — (0.2%)
DBS Group Holdings, Ltd.
SOFR+0.61%, FRN,
4.968%, 9/12/25(*) .... 2,750 2,751,373
TOTAL SINGAPORE ....... 2,751,373
SPAIN — (1.9%)
Acciona Energia Financiacion
Filiales SA
5.125%, 4/23/31, MTN EUR 2,700 3,284,381
Autonomous Community of
Madrid Spain
3.596%, 4/30/33 ..... EUR 90 106,669
Banco Santander SA
4.250%, 6/12/30, MTN EUR 200 241,620
6.938%, 11/7/33 ..... 200 224,763

60
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
SPAIN — (Continued)
CaixaBank SA
4.250%, 9/6/30, MTN . EUR 200 $ 240,928
4.375%, 11/29/33, MTN EUR 8,000 9,691,486
Naturgy Finance Iberia SA
3.625%, 10/2/34, MTN EUR 200 226,322
Santander Holdings USA, Inc.
3.450%, 6/2/25 ...... 500 499,109
4.500%, 7/17/25 ..... 714 712,856
Spain Government Bond
Ω 3.550%, 10/31/33 .... EUR 756 898,220
Ω 0.850%, 7/30/37 ..... EUR 574 488,389
Ω 3.900%, 7/30/39 ..... EUR 5,588 6,608,793
Telefonica Emisiones SA
3.724%, 1/23/34 ..... EUR 2,100 2,379,699
4.055%, 1/24/36, MTN EUR 1,300 1,500,103
7.045%, 6/20/36 ..... 2,476 2,742,450
Telefonica Europe BV
5.875%, 2/14/33, MTN EUR 50 65,658
TOTAL SPAIN ............ 29,911,446
SUPRANATIONAL — (1.4%)
Asian Development Bank
SOFRINDX+1.00%,
FRN, 5.360%, 8/27/26(*) 200 201,938
Asian Infrastructure Investment
Bank (The)
Ω SOFR+0.22%, FRN,
4.577%, 4/15/26(*) .... 200 199,856
European Bank for
Reconstruction & Development
SOFRINDX+0.19%,
FRN, 4.545%, 4/14/26(*) 250 249,847
SOFRINDX+0.33%,
FRN, 4.691%, 2/20/28(*) 1,478 1,479,033
SOFRINDX+0.30%,
FRN, 4.661%, 2/16/29(*) 1,400 1,398,375
European Investment Bank
SOFRINDX+0.32%,
FRN, 4.682%, 8/14/29(*) 258 258,201
Inter-American Development
Bank
SOFRINDX+0.28%,
FRN, 4.637%, 4/12/27(*) 400 400,020
SOFRINDX+0.35%,
FRN, 4.711%, 10/4/27(*) 1,120 1,120,491
SOFRINDX+0.27%,
FRN, 4.627%, 3/20/28(*) 755 753,777
SOFRINDX+0.35%,
FRN, 4.710%, 10/5/28(*) 405 405,396
SOFRINDX+0.30%,
FRN, 4.661%, 2/15/29(*) 1,600 1,596,928
SOFRINDX+0.37%,
FRN, 4.726%, 8/1/29(*) 800 800,666
Face
Amount^ Value†
(000)
SUPRANATIONAL — (Continued)
International Bank for
Reconstruction & Development
SOFRINDX+0.18%,
FRN, 4.537%, 6/15/26(*) 100 $ 99,946
SOFRINDX+0.31%,
FRN, 4.668%, 9/23/26(*) 510 510,565
SOFRINDX+0.37%,
FRN, 4.727%, 1/12/27(*) 750 751,470
SOFRINDX+0.28%,
FRN, 4.790%, 2/23/27(*) 550 550,577
SOFRINDX+0.27%,
FRN, 4.627%, 6/15/27(*) 1,021 1,020,958
SOFRINDX+0.43%,
FRN, 4.791%, 8/19/27(*) 1,050 1,053,454
SOFRINDX+0.30%,
FRN, 4.661%, 5/15/28(*) 1,150 1,150,149
SOFRINDX+0.29%, FRN,
4.651%, 11/22/28(*) ... 1,100 1,096,733
SOFRINDX+0.30%,
FRN, 4.655%, 1/24/29(*) 750 747,958
International Finance Corp.
SOFRINDX+0.28%,
FRN, 4.637%, 3/16/26(*) 550 550,291
SOFRINDX+0.31%,
FRN, 4.670%, 8/28/28(*),
MTN ............... 4,800 4,799,972
Nordic Investment Bank
SOFRINDX+1.00%,
FRN, 5.362%, 5/12/26(*) 450 453,536
TOTAL SUPRANATIONAL .. 21,650,137
SWEDEN — (1.1%)
Castellum Helsinki Finance
Holding Abp
0.875%, 9/17/29, MTN EUR 150 152,379
Investor AB
0.375%, 10/29/35, MTN EUR 600 495,582
Lansforsakringar Bank AB
3.250%, 1/22/30, MTN EUR 150 171,975
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.536%, 5/3/27(*) ..... EUR 12,050 13,704,851
Svensk Exportkredit AB
3.375%, 8/30/30, MTN EUR 150 177,477
Svenska Handelsbanken AB
5.000%, 3/2/28, MTN . AUD 3,400 2,217,994
TOTAL SWEDEN .......... 16,920,258
SWITZERLAND — (0.7%)
Glencore Capital Finance DAC
4.154%, 4/29/31, MTN EUR 2,500 2,932,758
1.250%, 3/1/33, MTN . EUR 100 94,304
Nestle Finance International, Ltd.
0.625%, 2/14/34, MTN 172 160,894
3.375%, 11/15/34, MTN 50 57,973

61
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
SWITZERLAND — (Continued)
3.250%, 1/23/37, MTN 150 $ 167,175
1.750%, 11/2/37, MTN 254 239,202
5.125%, 12/7/38, MTN 5,800 7,583,066
TOTAL SWITZERLAND ..... 11,235,372
UNITED KINGDOM — (2.1%)
Ashtead Capital, Inc.
Ω 5.500%, 8/11/32 ..... 870 862,692
Ω 5.550%, 5/30/33 ..... 700 692,472
Ω 5.800%, 4/15/34 ..... 2,058 2,061,745
Barclays PLC
3.250%, 1/17/33, MTN GBP 1,500 1,692,477
BAT Capital Corp.
5.834%, 2/20/31 ..... 100 104,107
6.421%, 8/2/33 ...... 61 65,302
6.000%, 2/20/34 ..... 220 229,911
4.390%, 8/15/37 ..... 2,441 2,140,421
3.734%, 9/25/40 ..... 419 320,689
7.079%, 8/2/43 ...... 2,572 2,758,271
BAT International Finance PLC
4.125%, 4/12/32, MTN EUR 350 406,141
BP Capital Markets BV
4.323%, 5/12/35, MTN 900 1,072,597
British Telecommunications PLC
5.750%, 12/7/28 ..... GBP 335 464,374
HSBC Holdings PLC
# 6.100%, 1/14/42 ..... 2,100 2,215,533
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.320%, 3/4/27(*) ..... 810 813,487
Imperial Brands Finance PLC
3.875%, 2/12/34, MTN EUR 200 221,989
Macquarie Airfinance Holdings,
Ltd.
Ω 6.500%, 3/26/31 ..... 2,656 2,728,238
Motability Operations Group PLC
3.875%, 1/24/34, MTN EUR 5,248 6,031,018
2.375%, 7/3/39, MTN . GBP 400 357,808
1.500%, 1/20/41, MTN GBP 100 73,291
4.875%, 1/17/43, MTN GBP 100 114,566
National Grid North America, Inc.
4.668%, 9/12/33, MTN EUR 2,100 2,566,017
National Grid PLC
3.245%, 3/30/34, MTN EUR 150 164,133
4.275%, 1/16/35, MTN EUR 300 355,582
Nationwide Building Society
5.350%, 3/15/28, MTN AUD 300 196,439
NatWest Markets PLC
5.899%, 8/23/28, MTN AUD 300 200,043
Prudential Funding Asia PLC
5.875%, 5/11/29 ..... GBP 75 104,310
Reynolds American, Inc.
5.700%, 8/15/35 ..... 275 276,639
7.250%, 6/15/37 ..... 952 1,043,308
8.125%, 5/1/40 ...... 314 353,825
Face
Amount^ Value†
(000)
UNITED KINGDOM — (Continued)
7.000%, 8/4/41 ...... 648 $ 675,429
6.150%, 9/15/43 ..... 651 641,113
Shell International Finance BV
1.875%, 4/7/32, MTN . 100 105,144
Southern Gas Networks PLC
4.875%, 3/21/29, MTN GBP 50 67,377
SSE PLC
8.375%, 11/20/28, MTN GBP 60 89,610
U.K. Gilt
1.500%, 7/22/26 ..... GBP 250 325,458
Vodafone Group PLC
6.150%, 2/27/37 ..... 31 32,779
TOTAL UNITED KINGDOM .. 32,624,335
UNITED STATES — (34.4%)
3M Co.
3.875%, 6/15/44, MTN 25 19,767
Abbott Laboratories
4.750%, 11/30/36 .... 1,199 1,184,561
6.150%, 11/30/37 .... 524 578,754
6.000%, 4/1/39 ...... 505 551,736
5.300%, 5/27/40 ..... 1,120 1,137,168
4.750%, 4/15/43 ..... 400 373,976
Advance Auto Parts, Inc.
1.750%, 10/1/27 ..... 595 534,909
# 3.900%, 4/15/30 ..... 1,847 1,661,489
# 3.500%, 3/15/32 ..... 2,959 2,472,863
AES Corp. (The)
1.375%, 1/15/26 ..... 70 68,259
Aetna, Inc.
6.625%, 6/15/36 ..... 300 318,273
6.750%, 12/15/37 .... 100 106,741
4.500%, 5/15/42 ..... 245 199,282
4.750%, 3/15/44 ..... 200 166,654
Affiliated Managers Group, Inc.
5.500%, 8/20/34 ..... 200 194,808
Aflac, Inc.
6.450%, 8/15/40 ..... 50 53,769
AGCO Corp.
5.800%, 3/21/34 ..... 300 297,998
Alabama Power Co.
4.100%, 1/15/42 ..... 150 122,105
Albemarle Corp.
# 5.050%, 6/1/32 ...... 400 368,308
Ally Financial, Inc.
4.750%, 6/9/27 ...... 407 405,168
8.000%, 11/1/31 ..... 2,317 2,544,943
8.000%, 11/1/31 ..... 3,944 4,367,588
Altria Group, Inc.
6.875%, 11/1/33 ..... 882 970,238
5.800%, 2/14/39 ..... 222 220,036
3.400%, 2/4/41 ...... 2,426 1,745,746
4.250%, 8/9/42 ...... 3,740 2,960,254
4.500%, 5/2/43 ...... 771 622,685
5.375%, 1/31/44 ..... 50 46,440

62
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Amazon.com, Inc.
3.875%, 8/22/37 ..... 1,161 $ 1,046,160
2.875%, 5/12/41 ..... 1,979 1,464,868
4.950%, 12/5/44 ..... 155 149,007
American Assets Trust, LP
3.375%, 2/1/31 ...... 2,593 2,263,047
6.150%, 10/1/34 ..... 2,445 2,397,855
American Express Co.
SOFR+0.76%, FRN,
5.120%, 2/13/26(*) .... 150 150,307
SOFRINDX+0.65%,
FRN, 5.005%, 11/4/26(*) 250 249,471
8.150%, 3/19/38 ..... 550 679,844
American Honda Finance Corp.
3.650%, 4/23/31, MTN 200 229,525
American Tower Corp.
4.100%, 5/16/34, MTN 2,150 2,514,811
Americold Realty Operating
Partnership, LP
5.600%, 5/15/32 ..... 150 150,146
Analog Devices, Inc.
2.800%, 10/1/41 ..... 500 360,278
Aon Corp.
6.250%, 9/30/40 ..... 265 281,922
Aon Global, Ltd.
4.250%, 12/12/42 .... 50 40,348
APA Corp.
Ω 7.750%, 12/15/29 .... 149 157,101
Ω 6.100%, 2/15/35 ..... 430 402,283
Ω 6.000%, 1/15/37 ..... 1,169 1,113,413
Ω 5.100%, 9/1/40 ...... 280 230,405
Ω 5.250%, 2/1/42 ...... 76 60,474
Ω 4.750%, 4/15/43 ..... 104 78,582
Apple, Inc.
2.375%, 2/8/41 ...... 1,005 696,083
3.850%, 5/4/43 ...... 100 82,907
Ares Capital Corp.
3.250%, 7/15/25 ..... 60 59,806
2.150%, 7/15/26 ..... 100 96,436
7.000%, 1/15/27 ..... 200 205,504
2.875%, 6/15/28 ..... 439 407,567
5.875%, 3/1/29 ...... 803 808,451
5.950%, 7/15/29 ..... 571 578,015
3.200%, 11/15/31 .... 1,561 1,330,105
5.800%, 3/8/32 ...... 2,170 2,119,933
Arrow Electronics, Inc.
5.875%, 4/10/34 ..... 1,340 1,347,125
Ashland, Inc.
Ω 3.375%, 9/1/31 ...... 965 837,292
AT&T, Inc.
4.500%, 5/15/35 ..... 519 489,650
2.600%, 5/19/38 ..... 540 525,951
7.000%, 4/30/40, MTN 50 72,877
6.375%, 3/1/41 ...... 50 51,748
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
3.500%, 6/1/41 ...... 335 $ 257,218
4.300%, 12/15/42 .... 100 83,411
4.250%, 6/1/43 ...... 100 105,025
4.875%, 6/1/44 ...... 100 112,817
Athene Holding, Ltd.
6.650%, 2/1/33 ...... 100 106,162
# 5.875%, 1/15/34 ..... 1,900 1,924,013
AutoNation, Inc.
2.400%, 8/1/31 ...... 150 125,965
5.890%, 3/15/35 ..... 600 593,085
AvalonBay Communities, Inc.
3.500%, 11/15/25 .... 850 844,218
Avnet, Inc.
3.000%, 5/15/31 ..... 400 348,113
5.500%, 6/1/32 ...... 996 977,183
Ball Corp.
3.125%, 9/15/31 ..... 195 170,325
Bank of New York Mellon Corp.
(The)
1.650%, 1/28/31, MTN 194 166,661
2.500%, 1/26/32 ..... 655 572,182
Bath & Body Works, Inc.
6.875%, 11/1/35 ..... 2,132 2,132,443
6.750%, 7/1/36 ...... 2,702 2,658,349
Belo Corp.
7.250%, 9/15/27 ..... 419 430,210
Berkshire Hathaway Energy Co.
6.125%, 4/1/36 ...... 491 517,661
5.950%, 5/15/37 ..... 205 215,242
Berkshire Hathaway Finance
Corp.
2.875%, 3/15/32 ..... 100 91,582
2.000%, 3/18/34 ..... 512 524,308
2.375%, 6/19/39 ..... 8,600 7,892,261
5.750%, 1/15/40 ..... 100 107,423
4.400%, 5/15/42 ..... 152 140,503
4.300%, 5/15/43 ..... 750 659,196
Berkshire Hathaway, Inc.
# 4.500%, 2/11/43 ..... 164 151,380
Black Hills Corp.
6.150%, 5/15/34 ..... 1,193 1,237,127
BlackRock Funding, Inc.
5.000%, 3/14/34 ..... 1,150 1,165,977
4.900%, 1/8/35 ...... 1,255 1,257,367
Blackrock, Inc.
1.250%, 5/6/25 ...... 2,200 2,500,753
2.400%, 4/30/30 ..... 150 137,277
1.900%, 1/28/31 ..... 450 393,934
2.100%, 2/25/32 ..... 1,015 864,093
4.750%, 5/25/33 ..... 913 913,174
Block, Inc.
3.500%, 6/1/31 ...... 2,400 2,142,152
Blue Owl Finance LLC
6.250%, 4/18/34 ..... 950 958,487

63
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Boardwalk Pipelines, LP
5.625%, 8/1/34 ...... 650 $ 643,771
Boeing Co. (The)
6.125%, 2/15/33 ..... 62 64,318
3.250%, 2/1/35 ...... 105 86,423
6.625%, 2/15/38 ..... 775 815,888
3.550%, 3/1/38 ...... 1,140 882,169
3.500%, 3/1/39 ...... 295 222,266
6.875%, 3/15/39 ..... 957 1,026,319
5.875%, 2/15/40 ..... 1,724 1,689,044
Booking Holdings, Inc.
4.750%, 11/15/34 .... 128 157,207
3.750%, 11/21/37 .... 250 277,092
Boston Properties, LP
3.650%, 2/1/26 ...... 40 39,588
3.400%, 6/21/29 ..... 281 263,398
2.900%, 3/15/30 ..... 578 523,305
# 3.250%, 1/30/31 ..... 528 475,681
2.550%, 4/1/32 ...... 1,729 1,422,668
2.450%, 10/1/33 ..... 750 586,934
# 6.500%, 1/15/34 ..... 1,813 1,900,679
5.750%, 1/15/35 ..... 2,683 2,646,027
BP Capital Markets America, Inc.
4.812%, 2/13/33 ..... 100 98,146
5.227%, 11/17/34 .... 300 299,756
3.060%, 6/17/41 ..... 150 108,027
Brandywine Operating
Partnership, LP
8.875%, 4/12/29 ..... 150 157,310
Bristol-Myers Squibb Co.
# 4.125%, 6/15/39 ..... 300 263,188
Brixmor Operating Partnership,
LP
5.500%, 2/15/34 ..... 1,350 1,349,368
Broadcom, Inc.
Ω 3.469%, 4/15/34 ..... 90 79,073
Ω 3.187%, 11/15/36 .... 440 359,067
Ω 3.500%, 2/15/41 ..... 900 698,179
Broadstone Net Lease LLC
2.600%, 9/15/31 ..... 810 682,368
Brunswick Corp.
2.400%, 8/18/31 ..... 1,222 996,325
4.400%, 9/15/32 ..... 2,093 1,878,464
Caterpillar Financial Services
Corp.
SOFR+0.52%, FRN,
4.877%, 6/13/25(*), MTN 300 300,081
SOFR+0.46%, FRN,
4.819%, 2/27/26(*) .... 450 450,036
SOFR+0.69%, FRN,
5.045%, 10/16/26(*) ... 200 200,689
SOFR+0.52%, FRN,
4.881%, 5/14/27(*) .... 255 254,602
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
CBRE Services, Inc.
5.950%, 8/15/34 ..... 2,175 $ 2,246,714
CenterPoint Energy Resources
Corp.
5.850%, 1/15/41 ..... 250 251,779
CF Industries, Inc.
4.950%, 6/1/43 ...... 1,392 1,187,062
5.375%, 3/15/44 ..... 295 264,820
Charles Schwab Corp. (The)
SOFRINDX+0.52%,
FRN, 4.880%, 5/13/26(*) 150 149,869
SOFRINDX+1.05%,
FRN, 5.410%, 3/3/27(*) 400 401,924
Chevron Corp.
1.554%, 5/11/25 ..... 200 199,803
2.236%, 5/11/30 ..... 100 90,445
2.978%, 5/11/40 ..... 50 38,028
Chevron USA, Inc.
6.000%, 3/1/41 ...... 267 284,272
5.250%, 11/15/43 .... 600 576,463
Choice Hotels International, Inc.
3.700%, 12/1/29 ..... 358 335,675
Cigna Group (The)
5.250%, 2/15/34 ..... 116 116,933
4.800%, 8/15/38 ..... 683 634,376
3.200%, 3/15/40 ..... 650 493,761
6.125%, 11/15/41 .... 308 317,468
5.375%, 2/15/42 ..... 115 106,931
Cincinnati Financial Corp.
6.125%, 11/1/34 ..... 436 458,040
Cisco Systems, Inc.
5.900%, 2/15/39 ..... 2,106 2,247,136
5.500%, 1/15/40 ..... 5,029 5,138,257
Citigroup, Inc.
5.150%, 5/21/26, MTN 50 67,037
6.875%, 3/5/38 ...... 54 59,726
6.800%, 6/25/38, MTN 1,250 1,848,428
8.125%, 7/15/39 ..... 1,955 2,418,215
5.875%, 1/30/42 ..... 200 202,679
Citizens Financial Group, Inc.
2.850%, 7/27/26 ..... 40 38,985
2.500%, 2/6/30 ...... 300 268,144
3.250%, 4/30/30 ..... 941 863,514
CME Group, Inc.
2.650%, 3/15/32 ..... 250 222,425
5.300%, 9/15/43 ..... 923 918,162
CMS Energy Corp.
4.700%, 3/31/43 ..... 100 85,529
CNA Financial Corp.
5.500%, 6/15/33 ..... 102 103,436
5.125%, 2/15/34 ..... 105 103,641
CNO Financial Group, Inc.
5.250%, 5/30/25 ..... 236 235,986
5.250%, 5/30/29 ..... 200 200,150

64
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
6.450%, 6/15/34 ..... 2,419 $ 2,495,698
Comcast Corp.
6.450%, 3/15/37 ..... 100 109,080
3.900%, 3/1/38 ...... 200 171,345
4.600%, 10/15/38 .... 146 133,748
6.550%, 7/1/39 ...... 100 110,171
3.250%, 11/1/39 ..... 50 38,694
6.400%, 3/1/40 ...... 250 269,900
3.750%, 4/1/40 ...... 108 88,566
4.650%, 7/15/42 ..... 177 154,733
Conagra Brands, Inc.
5.300%, 11/1/38 ..... 1,044 988,286
ConocoPhillips Co.
3.758%, 3/15/42 ..... 136 105,439
Consolidated Edison Co. of New
York, Inc.
6.750%, 4/1/38 ...... 155 174,783
5.500%, 12/1/39 ..... 155 154,748
5.700%, 6/15/40 ..... 150 152,443
4.200%, 3/15/42 ..... 200 166,318
Constellation Energy Generation
LLC
6.250%, 10/1/39 ..... 50 51,979
5.600%, 6/15/42 ..... 50 47,768
Continental Resources, Inc.
Ω 2.875%, 4/1/32 ...... 3,671 2,940,064
4.900%, 6/1/44 ...... 2,675 2,065,866
COPT Defense Properties, LP
2.000%, 1/15/29 ..... 350 313,239
2.750%, 4/15/31 ..... 1,354 1,173,084
2.900%, 12/1/33 ..... 500 401,852
Corebridge Financial, Inc.
6.050%, 9/15/33 ..... 72 74,904
4.350%, 4/5/42 ...... 441 359,849
Costco Wholesale Corp.
1.600%, 4/20/30 ..... 100 88,637
Cox Communications, Inc.
Ω 5.450%, 9/1/34 ...... 1,456 1,430,786
Ω 4.800%, 2/1/35 ...... 1,090 1,018,935
Ω 8.375%, 3/1/39 ...... 811 978,954
Ω 4.700%, 12/15/42 .... 700 563,299
Ω 4.500%, 6/30/43 ..... 550 433,324
Crown Americas LLC
5.250%, 4/1/30 ...... 369 368,173
CSX Corp.
4.750%, 5/30/42 ..... 1,161 1,044,678
CVS Health Corp.
4.780%, 3/25/38 ..... 2,664 2,402,592
6.125%, 9/15/39 ..... 805 814,548
4.125%, 4/1/40 ...... 833 677,801
5.300%, 12/5/43 ..... 1,415 1,264,047
6.000%, 6/1/44 ...... 1,920 1,859,691
DCP Midstream Operating, LP
Ω 6.450%, 11/3/36 ..... 870 878,768
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Ω 6.750%, 9/15/37 ..... 1,645 $ 1,675,263
5.600%, 4/1/44 ...... 732 648,941
Dell International LLC/EMC Corp.
3.375%, 12/15/41 .... 405 290,536
Dell, Inc.
6.500%, 4/15/38 ..... 200 207,586
DENTSPLY SIRONA, Inc.
3.250%, 6/1/30 ...... 149 132,944
Devon Energy Corp.
7.950%, 4/15/32 ..... 150 166,653
5.200%, 9/15/34 ..... 755 707,898
5.600%, 7/15/41 ..... 4,882 4,289,705
4.750%, 5/15/42 ..... 3,164 2,500,944
Dick's Sporting Goods, Inc.
3.150%, 1/15/32 ..... 599 524,572
Discover Financial Services
6.700%, 11/29/32 .... 3,161 3,370,907
Discovery Communications LLC
3.950%, 3/20/28 ..... 150 143,469
4.125%, 5/15/29 ..... 300 280,496
3.625%, 5/15/30 ..... 497 440,753
5.000%, 9/20/37 ..... 286 231,372
6.350%, 6/1/40 ...... 1,178 1,038,433
Dollar General Corp.
# 5.450%, 7/5/33 ...... 470 474,057
Dominion Energy, Inc.
7.000%, 6/15/38 ..... 65 72,267
4.900%, 8/1/41 ...... 272 239,042
4.050%, 9/15/42 ..... 100 78,463
Dow Chemical Co. (The)
5.250%, 11/15/41 .... 149 132,338
4.375%, 11/15/42 .... 219 172,491
DPL, Inc.
4.125%, 7/1/25 ...... 250 247,936
4.350%, 4/15/29 ..... 200 190,709
Duke Energy Carolinas LLC
6.100%, 6/1/37 ...... 285 300,685
Duke Energy Corp.
3.750%, 4/1/31 ...... 100 115,322
3.850%, 6/15/34 ..... 1,700 1,911,490
DXC Technology Co.
2.375%, 9/15/28 ..... 100 91,653
Eastman Chemical Co.
4.800%, 9/1/42 ...... 681 579,940
Edison International
# 4.125%, 3/15/28 ..... 100 96,567
6.950%, 11/15/29 .... 150 156,264
# 5.250%, 3/15/32 ..... 150 143,180
Elevance Health, Inc.
4.100%, 5/15/32 ..... 100 94,663
4.750%, 2/15/33 ..... 100 98,285
5.375%, 6/15/34 ..... 1,152 1,166,675
5.200%, 2/15/35 ..... 432 432,367
5.850%, 1/15/36 ..... 250 261,048

65
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
6.375%, 6/15/37 ..... 2,086 $ 2,247,831
4.625%, 5/15/42 ..... 536 464,710
4.650%, 1/15/43 ..... 611 531,961
5.100%, 1/15/44 ..... 755 686,909
Energy Transfer, LP
6.550%, 12/1/33 ..... 456 480,038
4.900%, 3/15/35 ..... 65 60,606
6.625%, 10/15/36 .... 568 593,335
5.800%, 6/15/38 ..... 240 233,644
7.500%, 7/1/38 ...... 855 950,413
6.050%, 6/1/41 ...... 1,095 1,051,263
6.500%, 2/1/42 ...... 1,497 1,483,416
6.100%, 2/15/42 ..... 335 323,942
4.950%, 1/15/43 ..... 457 378,143
5.150%, 2/1/43 ...... 718 612,960
5.950%, 10/1/43 ..... 403 373,997
5.300%, 4/1/44 ...... 287 245,888
5.150%, 3/15/45 ..... 150 125,917
Enterprise Products Operating
LLC
7.550%, 4/15/38 ..... 525 622,945
6.125%, 10/15/39 .... 260 273,931
6.450%, 9/1/40 ...... 2,100 2,267,270
5.950%, 2/1/41 ...... 205 206,801
5.700%, 2/15/42 ..... 170 167,272
4.850%, 8/15/42 ..... 105 93,608
4.450%, 2/15/43 ..... 300 252,078
4.850%, 3/15/44 ..... 518 457,939
EPR Properties
4.500%, 6/1/27 ...... 22 21,631
4.950%, 4/15/28 ..... 210 207,551
3.750%, 8/15/29 ..... 1,076 1,006,878
3.600%, 11/15/31 .... 3,697 3,268,420
Equitable Holdings, Inc.
5.594%, 1/11/33 ..... 150 153,178
Exxon Mobil Corp.
1.408%, 6/26/39 ..... 5,300 4,355,283
2.995%, 8/16/39 ..... 2,200 1,684,691
4.227%, 3/19/40 ..... 1,629 1,441,325
FedEx Corp.
Ω 4.100%, 4/15/43 ..... 100 76,007
Fifth Third Bancorp
2.550%, 5/5/27 ...... 70 67,388
First American Financial Corp.
4.000%, 5/15/30 ..... 100 94,660
5.450%, 9/30/34 ..... 100 96,678
Fiserv, Inc.
4.500%, 5/24/31 ..... 150 179,811
Flex, Ltd.
5.250%, 1/15/32 ..... 450 442,133
Flowserve Corp.
3.500%, 10/1/30 ..... 300 276,584
FMC Corp.
5.650%, 5/18/33 ..... 1,723 1,660,025
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Ford Motor Co.
9.625%, 4/22/30 ..... 468 $ 530,652
7.450%, 7/16/31 ..... 605 638,328
3.250%, 2/12/32 ..... 314 256,578
# 6.100%, 8/19/32 ..... 372 356,799
4.750%, 1/15/43 ..... 3,260 2,437,733
Ford Motor Credit Co. LLC
7.122%, 11/7/33 ..... 579 583,089
6.125%, 3/8/34 ...... 733 693,829
Fortune Brands Innovations, Inc.
5.875%, 6/1/33 ...... 288 296,143
Fox Corp.
6.500%, 10/13/33 .... 1,446 1,538,180
5.476%, 1/25/39 ..... 3,580 3,437,556
Freeport-McMoRan, Inc.
5.450%, 3/15/43 ..... 1,815 1,678,085
GATX Corp.
6.050%, 3/15/34 ..... 90 93,578
6.900%, 5/1/34 ...... 100 109,885
General Electric Co.
5.000%, 4/1/35 ...... 250 228,875
6.600%, 4/1/36 ...... 2,645 2,716,345
5.150%, 4/1/38 ...... 998 897,943
6.250%, 10/2/43 ..... 1,794 1,692,139
General Motors Co.
5.200%, 4/1/45 ...... 100 82,001
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
5.399%, 2/26/27(*) .... 150 148,409
SOFRINDX+1.35%,
FRN, 5.704%, 5/8/27(*) 256 253,690
SOFRINDX+1.05%,
FRN, 5.405%, 7/15/27(*) 71 69,777
6.100%, 1/7/34 ...... 1,412 1,418,890
5.950%, 4/4/34 ...... 1,101 1,095,962
5.450%, 9/6/34 ...... 700 671,751
Georgia Power Co.
5.400%, 6/1/40 ...... 155 153,117
4.750%, 9/1/40 ...... 394 359,565
4.300%, 3/15/43 ..... 155 130,256
Gilead Sciences, Inc.
2.600%, 10/1/40 ..... 767 542,444
5.650%, 12/1/41 ..... 124 123,924
4.800%, 4/1/44 ...... 66 59,114
GlaxoSmithKline Capital, Inc.
6.375%, 5/15/38 ..... 300 330,247
Global Payments, Inc.
4.875%, 3/17/31 ..... 150 178,307
GLP Capital, LP/GLP Financing
II, Inc.
5.300%, 1/15/29 ..... 40 39,961
4.000%, 1/15/30 ..... 249 234,715
4.000%, 1/15/31 ..... 100 92,746

66
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
3.250%, 1/15/32 ..... 250 $ 215,407
6.750%, 12/1/33 ..... 1,215 1,280,948
Goldman Sachs Group, Inc.
(The)
1.250%, 2/7/29, MTN . 115 123,185
0.750%, 3/23/32, MTN 150 142,710
6.250%, 2/1/41 ...... 350 365,248
Halliburton Co.
7.450%, 9/15/39 ..... 290 330,818
4.500%, 11/15/41 .... 300 247,589
4.750%, 8/1/43 ...... 960 803,165
Harley-Davidson Financial
Services, Inc.
Ω 6.500%, 3/10/28 ..... 150 153,055
Ω 5.950%, 6/11/29 ..... 300 298,761
Hasbro, Inc.
6.050%, 5/14/34 ..... 1,424 1,445,377
6.350%, 3/15/40 ..... 2,789 2,791,091
5.100%, 5/15/44 ..... 305 261,312
HAT Holdings I LLC/HAT
Holdings II LLC
Ω 3.375%, 6/15/26 ..... 200 194,019
Ω 8.000%, 6/15/27 ..... 1,559 1,601,282
Ω 3.750%, 9/15/30 ..... 2,714 2,384,761
HCA, Inc.
7.690%, 6/15/25 ..... 100 100,234
7.500%, 11/6/33 ..... 771 869,311
5.600%, 4/1/34 ...... 100 100,513
4.375%, 3/15/42 ..... 1,420 1,155,961
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 5.450%, 6/15/34 ..... 150 151,263
Healthcare Realty Holdings, LP
3.100%, 2/15/30 ..... 281 257,978
2.400%, 3/15/30 ..... 50 43,989
Helmerich & Payne, Inc.
2.900%, 9/29/31 ..... 803 665,871
Ω
# 5.500%, 12/1/34 ..... 2,252 1,983,824
Highwoods Realty, LP
4.125%, 3/15/28 ..... 20 19,488
4.200%, 4/15/29 ..... 413 393,830
3.050%, 2/15/30 ..... 677 603,857
2.600%, 2/1/31 ...... 300 254,533
7.650%, 2/1/34 ...... 4,662 5,105,706
Honeywell International, Inc.
4.125%, 11/2/34 ..... 295 347,497
3.750%, 3/1/36 ...... 250 281,720
Horace Mann Educators Corp.
7.250%, 9/15/28 ..... 240 257,733
Host Hotels & Resorts, LP
4.000%, 6/15/25 ..... 100 99,854
3.375%, 12/15/29 .... 83 76,531
5.700%, 7/1/34 ...... 555 546,140
5.500%, 4/15/35 ..... 1,161 1,121,027
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Howmet Aerospace, Inc.
# 5.950%, 2/1/37 ...... 2,240 $ 2,331,428
HP, Inc.
# 6.000%, 9/15/41 ..... 365 357,064
Humana, Inc.
4.625%, 12/1/42 ..... 100 83,118
4.950%, 10/1/44 ..... 150 127,676
Huntsman International LLC
4.500%, 5/1/29 ...... 457 430,766
2.950%, 6/15/31 ..... 2,070 1,705,550
5.700%, 10/15/34 .... 3,550 3,202,008
Hyatt Hotels Corp.
5.375%, 12/15/31 .... 450 447,297
5.750%, 3/30/32 ..... 300 300,491
5.500%, 6/30/34 ..... 450 437,111
Intel Corp.
4.600%, 3/25/40 ..... 1,345 1,142,507
2.800%, 8/12/41 ..... 650 420,601
4.800%, 10/1/41 ..... 1,190 988,244
4.250%, 12/15/42 .... 1,426 1,095,610
5.625%, 2/10/43 ..... 1,035 954,789
International Business Machines
Corp.
4.875%, 2/6/38 ...... 100 123,181
2.850%, 5/15/40 ..... 195 140,208
4.000%, 6/20/42 ..... 50 40,750
International Finance Corp.
3.635%, 8/26/33, MTN 1,000 599,263
International Flavors &
Fragrances, Inc.
Ω 3.268%, 11/15/40 .... 2,406 1,727,565
International Paper Co.
6.000%, 11/15/41 .... 350 345,994
Interpublic Group of Cos., Inc.
(The)
3.375%, 3/1/41 ...... 448 323,393
Interstate Power and Light Co.
6.250%, 7/15/39 ..... 250 264,438
Invitation Homes Operating
Partnership, LP
5.500%, 8/15/33 ..... 275 275,039
Jackson Financial, Inc.
3.125%, 11/23/31 .... 300 258,218
5.670%, 6/8/32 ...... 573 573,074
Jacobs Engineering Group, Inc.
5.900%, 3/1/33 ...... 201 204,419
Janus Henderson US Holdings,
Inc.
5.450%, 9/10/34 ..... 1,776 1,701,518
Jefferies Financial Group, Inc.
6.450%, 6/8/27 ...... 70 72,369
4.150%, 1/23/30 ..... 181 174,288
6.200%, 4/14/34 ..... 860 871,443
6.250%, 1/15/36 ..... 1,321 1,332,965

67
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
6.500%, 1/20/43 ..... 595 $ 584,400
6.625%, 10/23/43 .... 151 149,764
Jersey Central Power & Light Co.
Ω 2.750%, 3/1/32 ...... 150 129,418
John Deere Capital Corp.
SOFR+0.44%, FRN,
4.800%, 3/6/26(*) ..... 205 204,984
SOFR+0.60%, FRN,
4.955%, 4/19/27(*) .... 250 250,247
SOFR+0.60%, FRN,
4.958%, 6/11/27(*) .... 200 200,121
SOFR+0.68%, FRN,
5.037%, 7/15/27(*) .... 100 100,210
Johnson & Johnson
3.550%, 3/1/36 ...... 355 318,440
3.625%, 3/3/37 ...... 537 477,013
5.950%, 8/15/37 ..... 605 665,147
3.400%, 1/15/38 ..... 512 437,772
5.850%, 7/15/38 ..... 350 382,348
4.500%, 9/1/40 ...... 355 335,090
2.100%, 9/1/40 ...... 355 242,636
4.500%, 12/5/43 ..... 40 36,748
JPMorgan Chase & Co.
6.400%, 5/15/38 ..... 1,673 1,836,243
5.500%, 10/15/40 .... 450 453,413
5.600%, 7/15/41 ..... 1,408 1,421,440
5.400%, 1/6/42 ...... 599 593,226
Kemper Corp.
2.400%, 9/30/30 ..... 1,146 997,808
3.800%, 2/23/32 ..... 1,393 1,240,223
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%,
FRN, 5.237%, 3/15/27(*) 210 210,527
KeyCorp
2.250%, 4/6/27, MTN . 50 47,843
4.100%, 4/30/28, MTN 288 283,978
2.550%, 10/1/29, MTN 266 241,291
Kilroy Realty, LP
4.750%, 12/15/28 .... 50 48,723
4.250%, 8/15/29 ..... 871 823,972
3.050%, 2/15/30 ..... 801 705,693
2.500%, 11/15/32 .... 848 656,192
2.650%, 11/15/33 .... 1,004 758,563
6.250%, 1/15/36 ..... 2,571 2,488,357
Kimco Realty OP LLC
6.400%, 3/1/34 ...... 448 478,462
Kinder Morgan Energy Partners,
LP
5.800%, 3/15/35 ..... 120 121,316
6.500%, 2/1/37 ...... 413 429,115
6.950%, 1/15/38, MTN 1,504 1,625,469
6.500%, 9/1/39 ...... 349 361,012
6.550%, 9/15/40 ..... 400 411,441
7.500%, 11/15/40 .... 401 450,827
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
6.375%, 3/1/41 ...... 2,010 $ 2,029,269
5.625%, 9/1/41 ...... 190 176,446
5.000%, 8/15/42 ..... 614 531,121
4.700%, 11/1/42 ..... 246 202,569
5.000%, 3/1/43 ...... 346 298,673
5.500%, 3/1/44 ...... 186 169,411
Kraft Heinz Foods Co.
5.000%, 6/4/42 ...... 1,200 1,086,272
Kroger Co. (The)
5.400%, 7/15/40 ..... 200 194,559
Kyndryl Holdings, Inc.
2.700%, 10/15/28 .... 185 173,128
3.150%, 10/15/31 .... 1,219 1,069,582
6.350%, 2/20/34 ..... 2,343 2,417,524
4.100%, 10/15/41 .... 2,384 1,797,128
Las Vegas Sands Corp.
6.200%, 8/15/34 ..... 1,986 1,946,046
Lazard Group LLC
3.625%, 3/1/27 ...... 70 68,324
6.000%, 3/15/31 ..... 300 308,922
Legg Mason, Inc.
5.625%, 1/15/44 ..... 205 197,497
Leggett & Platt, Inc.
# 4.400%, 3/15/29 ..... 805 769,819
Liberty Mutual Group, Inc.
4.625%, 12/2/30 ..... 150 181,749
Lincoln National Corp.
# 3.050%, 1/15/30 ..... 300 278,526
3.400%, 1/15/31 ..... 377 347,257
3.400%, 3/1/32 ...... 100 89,082
5.852%, 3/15/34 ..... 2,556 2,601,035
6.150%, 4/7/36 ...... 100 104,364
6.300%, 10/9/37 ..... 525 538,813
7.000%, 6/15/40 ..... 1,206 1,332,670
LKQ Corp.
6.250%, 6/15/33 ..... 655 675,705
LPL Holdings, Inc.
6.000%, 5/20/34 ..... 750 763,067
5.650%, 3/15/35 ..... 278 274,897
LYB International Finance III LLC
3.375%, 10/1/40 ..... 355 254,421
Marathon Petroleum Corp.
5.700%, 3/1/35 ...... 293 286,509
6.500%, 3/1/41 ...... 3,719 3,733,997
4.750%, 9/15/44 ..... 150 120,349
Markel Group, Inc.
5.000%, 3/30/43 ..... 100 88,330
Mastercard, Inc.
2.000%, 11/18/31 .... 150 129,642
4.350%, 1/15/32 ..... 1,484 1,468,819
4.850%, 3/9/33 ...... 305 308,127
4.875%, 5/9/34 ...... 858 862,791
# 4.550%, 1/15/35 ..... 1,798 1,756,302

68
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
McKesson Corp.
4.883%, 3/15/44 ..... 100 $ 87,982
Meta Platforms, Inc.
4.550%, 8/15/31 ..... 150 152,051
3.850%, 8/15/32 ..... 701 668,858
4.750%, 8/15/34 ..... 1,060 1,055,728
MetLife, Inc.
5.875%, 2/6/41 ...... 1,050 1,073,239
4.875%, 11/13/43 .... 100 90,257
Micron Technology, Inc.
5.875%, 9/15/33 ..... 74 75,735
3.366%, 11/1/41 ..... 65 46,158
Microsoft Corp.
3.450%, 8/8/36 ...... 155 138,345
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30 .... 925 833,850
Ω 3.875%, 5/15/32 ..... 2,908 2,562,578
Morgan Stanley
6.375%, 7/24/42 ..... 50 53,685
Mosaic Co. (The)
4.875%, 11/15/41 .... 250 220,823
5.625%, 11/15/43 .... 100 94,633
MPLX, LP
4.500%, 4/15/38 ..... 1,208 1,038,102
Mylan, Inc.
5.400%, 11/29/43 .... 1,055 838,898
National Fuel Gas Co.
2.950%, 3/1/31 ...... 398 352,427
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
5.155%, 2/5/27(*) ..... 305 304,952
NBCUniversal Media LLC
4.450%, 1/15/43 ..... 28 23,777
Newell Brands, Inc.
6.625%, 9/15/29 ..... 490 459,655
6.375%, 5/15/30 ..... 200 182,059
6.625%, 5/15/32 ..... 455 407,898
Newmont Corp.
6.250%, 10/1/39 ..... 200 214,635
4.875%, 3/15/42 ..... 200 181,593
5.450%, 6/9/44 ...... 100 95,693
NextEra Energy Capital
Holdings, Inc.
5.250%, 3/15/34 ..... 464 462,461
NIKE, Inc.
2.850%, 3/27/30 ..... 100 93,572
3.250%, 3/27/40 ..... 920 711,858
3.625%, 5/1/43 ...... 147 115,227
NiSource, Inc.
5.950%, 6/15/41 ..... 100 100,169
5.250%, 2/15/43 ..... 84 77,600
Nordstrom, Inc.
4.000%, 3/15/27 ..... 150 143,259
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
6.950%, 3/15/28 ..... 355 $ 357,572
# 4.375%, 4/1/30 ...... 2,845 2,519,876
# 4.250%, 8/1/31 ...... 1,289 1,096,688
5.000%, 1/15/44 ..... 1,323 926,748
NOV, Inc.
3.950%, 12/1/42 ..... 1,983 1,388,573
Novartis Capital Corp.
4.000%, 9/18/31 ..... 150 146,980
4.200%, 9/18/34 ..... 3,305 3,158,778
3.700%, 9/21/42 ..... 105 84,799
4.400%, 5/6/44 ...... 514 452,236
Nucor Corp.
2.000%, 6/1/25 ...... 150 149,541
NuStar Logistics, LP
5.625%, 4/28/27 ..... 450 448,514
NVIDIA Corp.
3.500%, 4/1/40 ...... 300 248,829
Oceaneering International, Inc.
6.000%, 2/1/28 ...... 2,033 1,932,838
Oklahoma Gas and Electric Co.
5.850%, 6/1/40 ...... 50 50,550
4.550%, 3/15/44 ..... 100 85,300
OneMain Finance Corp.
7.125%, 3/15/26 ..... 1,522 1,535,310
ONEOK Partners, LP
6.650%, 10/1/36 ..... 680 716,964
6.850%, 10/15/37 .... 750 793,472
6.125%, 2/1/41 ...... 390 382,691
6.200%, 9/15/43 ..... 150 144,029
ONEOK, Inc.
6.000%, 6/15/35 ..... 472 474,998
Oracle Corp.
6.125%, 7/8/39 ...... 262 270,151
3.600%, 4/1/40 ...... 1,200 935,324
5.375%, 7/15/40 ..... 600 569,248
3.650%, 3/25/41 ..... 1,855 1,417,738
Ovintiv, Inc.
7.375%, 11/1/31 ..... 250 268,098
6.250%, 7/15/33 ..... 695 684,983
6.500%, 8/15/34 ..... 2,257 2,239,769
6.625%, 8/15/37 ..... 1,324 1,288,466
6.500%, 2/1/38 ...... 1,621 1,550,260
Paramount Global
7.875%, 7/30/30 ..... 1,550 1,698,498
4.950%, 1/15/31 ..... 755 730,419
4.200%, 5/19/32 ..... 600 536,837
5.500%, 5/15/33 ..... 440 414,143
6.875%, 4/30/36 ..... 719 721,938
5.900%, 10/15/40 .... 376 326,560
4.850%, 7/1/42 ...... 276 212,573
4.375%, 3/15/43 ..... 220 158,476
5.850%, 9/1/43 ...... 658 557,783
5.250%, 4/1/44 ...... 173 132,075

69
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
PayPal Holdings, Inc.
5.150%, 6/1/34 ...... 2,000 $ 2,005,622
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 6.200%, 6/15/30 ..... 231 244,290
Pfizer, Inc.
7.200%, 3/15/39 ..... 150 175,322
Philip Morris International, Inc.
0.800%, 8/1/31 ...... 200 194,706
5.250%, 2/13/34 ..... 200 202,026
1.875%, 11/6/37 ..... 100 88,819
6.375%, 5/16/38 ..... 590 641,576
1.450%, 8/1/39 ...... 186 150,149
4.375%, 11/15/41 .... 787 673,545
4.500%, 3/20/42 ..... 1,126 973,511
3.875%, 8/21/42 ..... 650 515,983
4.125%, 3/4/43 ...... 1,682 1,376,830
4.875%, 11/15/43 .... 298 267,423
Phillips 66 Co.
5.250%, 6/15/31 ..... 100 101,924
5.300%, 6/30/33 ..... 450 445,372
4.650%, 11/15/34 .... 350 326,437
# 4.950%, 3/15/35 ..... 1,121 1,056,629
5.875%, 5/1/42 ...... 1,150 1,101,528
4.875%, 11/15/44 .... 255 211,992
4.680%, 2/15/45 ..... 100 80,878
Piedmont Operating Partnership,
LP
6.875%, 7/15/29 ..... 1,539 1,568,958
3.150%, 8/15/30 ..... 1,965 1,679,556
2.750%, 4/1/32 ...... 2,863 2,230,932
Plains All American Pipeline, LP/
PAA Finance Corp.
6.700%, 5/15/36 ..... 375 392,768
6.650%, 1/15/37 ..... 2,566 2,698,035
5.150%, 6/1/42 ...... 1,435 1,231,818
4.300%, 1/31/43 ..... 1,317 1,005,967
4.700%, 6/15/44 ..... 905 721,626
PNC Financial Services Group,
Inc. (The)
2.550%, 1/22/30 ..... 116 105,939
PPG Industries, Inc.
3.250%, 3/4/32 ...... 2,500 2,816,131
Precision Castparts Corp.
3.900%, 1/15/43 ..... 50 40,235
Procter & Gamble Co. (The)
3.550%, 3/25/40 ..... 50 42,348
Progress Energy, Inc.
6.000%, 12/1/39 ..... 100 102,021
Prologis Euro Finance LLC
1.500%, 2/8/34 ...... 155 147,691
4.000%, 5/5/34 ...... 350 405,703
1.000%, 2/6/35 ...... 300 266,116
4.250%, 1/31/43, MTN 750 824,831
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Prudential Financial, Inc.
6.625%, 12/1/37, MTN 300 $ 331,389
Public Storage Operating Co.
SOFRINDX+0.70%,
FRN, 5.055%, 4/16/27(*) 205 203,834
0.500%, 9/9/30 ...... 100 98,663
0.875%, 1/24/32 ..... 300 286,883
PVH Corp.
4.625%, 7/10/25 ..... 350 350,148
4.125%, 7/16/29 ..... 150 172,850
Realty Income Corp.
4.875%, 7/6/30 ...... 2,565 3,132,572
1.750%, 7/13/33 ..... 350 351,856
5.125%, 7/6/34 ...... 2,885 3,595,674
6.000%, 12/5/39 ..... 245 321,544
5.250%, 9/4/41 ...... 150 179,405
Reinsurance Group of America,
Inc.
6.000%, 9/15/33 ..... 453 469,392
5.750%, 9/15/34 ..... 100 101,326
Roche Holdings, Inc.
Ω 2.076%, 12/13/31 .... 200 172,166
Ω 7.000%, 3/1/39 ...... 705 834,964
Rockies Express Pipeline LLC
Ω 3.600%, 5/15/25 ..... 576 575,356
Ω 4.950%, 7/15/29 ..... 1,033 987,462
Ω 4.800%, 5/15/30 ..... 605 566,830
Ω 7.500%, 7/15/38 ..... 1,114 1,093,082
Ω 6.875%, 4/15/40 ..... 2,427 2,291,126
Royalty Pharma PLC
3.300%, 9/2/40 ...... 2,893 2,124,899
Ryder System, Inc.
6.600%, 12/1/33 ..... 446 481,942
Sabra Health Care, LP
# 5.125%, 8/15/26 ..... 517 514,497
3.900%, 10/15/29 .... 575 539,765
3.200%, 12/1/31 ..... 2,305 2,038,056
Seagate HDD Cayman
4.091%, 6/1/29 ...... 370 351,207
4.125%, 1/15/31 ..... 1,317 1,202,812
5.750%, 12/1/34 ..... 1,770 1,707,834
Sealed Air Corp.
Ω 4.000%, 12/1/27 ..... 100 96,479
Ω 6.875%, 7/15/33 ..... 3,960 4,110,876
Sempra Infrastructure Partners,
LP
Ω 3.250%, 1/15/32 ..... 2,404 2,012,116
Sensata Technologies, Inc.
Ω 4.375%, 2/15/30 ..... 2,370 2,185,425
Shell Finance US, Inc.
4.125%, 5/11/35 ..... 1,294 1,208,300
4.550%, 8/12/43 ..... 1,630 1,412,647
Shell International Finance BV
6.375%, 12/15/38 .... 5,516 6,055,019

70
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
5.500%, 3/25/40 ..... 5,609 $ 5,595,157
2.875%, 11/26/41 .... 1,209 853,833
3.625%, 8/21/42 ..... 1,961 1,506,028
4.550%, 8/12/43 ..... 100 86,634
Simon Property Group, LP
2.250%, 1/15/32 ..... 125 106,671
6.250%, 1/15/34 ..... 100 107,098
4.750%, 9/26/34 ..... 450 430,245
6.750%, 2/1/40 ...... 708 787,877
# 4.750%, 3/15/42 ..... 530 467,354
SLM Corp.
3.125%, 11/2/26 ..... 240 232,481
6.500%, 1/31/30 ..... 150 154,843
Southern Co. Gas Capital Corp.
5.875%, 3/15/41 ..... 352 351,803
4.400%, 6/1/43 ...... 150 124,142
Stanley Black & Decker, Inc.
2.300%, 3/15/30 ..... 150 130,611
3.000%, 5/15/32 ..... 300 255,276
5.200%, 9/1/40 ...... 160 146,033
State Street Corp.
SOFR+0.64%, FRN,
4.995%, 10/22/27(*) ... 3,550 3,536,865
Steelcase, Inc.
5.125%, 1/18/29 ..... 1,610 1,529,822
Stellantis Finance US, Inc.
Ω 6.375%, 9/12/32 ..... 967 966,563
Store Capital LLC
4.625%, 3/15/29 ..... 1,100 1,072,145
2.750%, 11/18/30 .... 278 244,057
2.700%, 12/1/31 ..... 1,277 1,080,967
Sun Communities Operating, LP
2.700%, 7/15/31 ..... 200 174,771
4.200%, 4/15/32 ..... 1,355 1,271,703
5.700%, 1/15/33 ..... 250 255,732
Synchrony Financial
2.875%, 10/28/31 .... 1,000 847,288
Tanger Properties, LP
2.750%, 9/1/31 ...... 422 363,307
Tapestry, Inc.
# 3.050%, 3/15/32 ..... 2,124 1,837,653
5.500%, 3/11/35 ..... 800 779,130
Targa Resources Corp.
6.125%, 3/15/33 ..... 150 154,361
Taylor Morrison Communities,
Inc.
Ω 5.750%, 1/15/28 ..... 150 150,068
Texas Instruments, Inc.
3.650%, 8/16/32 ..... 265 247,402
4.900%, 3/14/33 ..... 150 151,922
# 4.850%, 2/8/34 ...... 210 211,458
3.875%, 3/15/39 ..... 550 482,002
Timken Co. (The)
4.125%, 5/23/34 ..... 2,900 3,213,749
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Toyota Motor Credit Corp.
3.850%, 7/24/30, MTN 100 $ 117,829
Tyson Foods, Inc.
5.700%, 3/15/34 ..... 3,735 3,818,908
5.150%, 8/15/44 ..... 201 180,139
U.S. Cellular Corp.
6.700%, 12/15/33 .... 1,695 1,834,860
Under Armour, Inc.
3.250%, 6/15/26 ..... 40 38,712
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.855%, 7/15/26(*) .... 150 149,835
6.875%, 2/15/38 ..... 283 321,444
3.500%, 8/15/39 ..... 300 240,448
2.750%, 5/15/40 ..... 300 213,651
Unum Group
5.750%, 8/15/42 ..... 500 478,148
Valero Energy Corp.
# 6.625%, 6/15/37 ..... 1,525 1,583,555
Ventas Realty, LP
5.700%, 9/30/43 ..... 556 532,581
Verizon Communications, Inc.
2.550%, 3/21/31 ..... 25 22,260
4.400%, 11/1/34 ..... 300 283,044
5.850%, 9/15/35 ..... 300 313,376
4.272%, 1/15/36 ..... 94 86,240
3.375%, 10/27/36 .... 1,500 1,620,987
5.250%, 3/16/37 ..... 300 296,914
2.875%, 1/15/38 ..... 150 152,031
1.875%, 11/3/38 ..... 100 85,788
4.812%, 3/15/39 ..... 550 512,933
1.850%, 5/18/40 ..... 200 170,782
2.650%, 11/20/40 .... 350 246,036
3.400%, 3/22/41 ..... 1,700 1,296,701
2.850%, 9/3/41 ...... 100 69,906
3.850%, 11/1/42 ..... 243 192,323
VF Corp.
2.800%, 4/23/27 ..... 50 46,401
2.950%, 4/23/30 ..... 2,836 2,333,949
6.000%, 10/15/33 .... 895 769,012
Viatris, Inc.
2.700%, 6/22/30 ..... 2,050 1,774,686
3.850%, 6/22/40 ..... 2,844 1,994,474
Virginia Electric and Power Co.
6.000%, 5/15/37 ..... 66 68,838
6.350%, 11/30/37 .... 300 321,236
8.875%, 11/15/38 .... 1,078 1,409,731
4.000%, 1/15/43 ..... 112 89,008
4.450%, 2/15/44 ..... 36 30,209
Visa, Inc.
2.000%, 6/15/29 ..... 100 110,987
4.150%, 12/14/35 .... 465 442,376
2.700%, 4/15/40 ..... 532 401,083

71
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Vontier Corp.
2.400%, 4/1/28 ...... 45 $ 41,863
2.950%, 4/1/31 ...... 655 564,679
Vornado Realty, LP
2.150%, 6/1/26 ...... 165 159,094
3.400%, 6/1/31 ...... 2,190 1,864,621
Voya Financial, Inc.
5.700%, 7/15/43 ..... 100 95,122
W.P. Carey, Inc.
4.250%, 7/23/32 ..... 6,000 7,014,018
3.700%, 11/19/34 .... 205 225,562
Walgreens Boots Alliance, Inc.
3.200%, 4/15/30 ..... 200 188,198
4.500%, 11/18/34 .... 400 376,536
Walmart, Inc.
6.500%, 8/15/37 ..... 100 114,025
6.200%, 4/15/38 ..... 100 111,454
4.875%, 7/8/40 ...... 400 392,332
5.000%, 10/25/40 .... 255 253,279
5.625%, 4/15/41 ..... 400 418,635
2.500%, 9/22/41 ..... 355 249,150
4.000%, 4/11/43 ..... 150 127,461
Warnermedia Holdings, Inc.
4.054%, 3/15/29 ..... 250 233,521
4.279%, 3/15/32 ..... 1,073 918,789
4.693%, 5/17/33 ..... 100 109,305
5.050%, 3/15/42 ..... 2,233 1,683,154
Wells Fargo & Co.
0.625%, 8/14/30 ..... 100 99,025
# 5.375%, 2/7/35 ...... 3,000 3,043,461
Wells Fargo Bank NA
SOFR+0.71%, FRN,
5.065%, 1/15/26(*) .... 755 756,163
SOFR+1.07%, FRN,
5.428%, 12/11/26(*) ... 1,753 1,762,992
Welltower OP LLC
6.500%, 3/15/41 ..... 50 53,457
Western Digital Corp.
2.850%, 2/1/29 ...... 100 91,249
Western Union Co. (The)
# 6.200%, 11/17/36 .... 1,216 1,221,006
6.200%, 6/21/40 ..... 920 896,200
Whirlpool Corp.
4.700%, 5/14/32 ..... 350 299,133
5.500%, 3/1/33 ...... 100 91,429
# 5.750%, 3/1/34 ...... 1,663 1,533,353
5.150%, 3/1/43, MTN . 200 157,342
Williams Cos., Inc. (The)
6.300%, 4/15/40 ..... 2,326 2,419,067
5.800%, 11/15/43 .... 450 433,462
5.400%, 3/4/44 ...... 100 91,565
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
XPLR Infrastructure Operating
Partners, LP
Ω 3.875%, 10/15/26 .... 220 $ 212,231
Ω 4.500%, 9/15/27 ..... 1,186 1,121,288
Ω
# 7.250%, 1/15/29 ..... 1,501 1,485,516
7.250%, 1/15/29 ..... 740 732,566
Yum! Brands, Inc.
6.875%, 11/15/37 .... 1,810 1,880,834
TOTAL UNITED STATES ... 534,317,549
TOTAL BONDS ........... 1,325,263,554
U.S. TREASURY OBLIGATIONS
— (5.1%)
U.S. Treasury Bonds
2.000%, 11/15/41 ..... 59 40,929
3.875%, 2/15/43 ...... 421 381,038
4.125%, 8/15/44 ...... 1,729 1,602,567
4.625%, 11/15/44 ..... 1 990
U.S. Treasury Notes
USBMMY3M + 0.13%,
FRN, 4.391% 7/31/25(*) 3,776 3,776,067
USBMMY3M + 0.17%,
FRN, 4.436% 10/31/25(*) 16,542 16,547,749
USBMMY3M + 0.25%,
FRN, 4.511% 1/31/26(*) 19,222 19,244,420
USBMMY3M + 0.15%,
FRN, 4.416% 4/30/26(*) 12,725 12,727,310
USBMMY3M + 0.18%,
FRN, 4.448% 7/31/26(*) 13,132 13,141,799
USBMMY3M + 0.21%,
FRN, 4.471% 10/31/26(*) 10,234 10,243,207
USBMMY3M + 0.10%,
FRN, 4.364% 1/31/27(*) 638 637,651
TOTAL U.S. TREASURY
OBLIGATIONS ............ 78,343,727
TOTAL INVESTMENT
SECURITIES — ( 98.3% )
(Cost $1,504,716,341) ...... 1,525,086,121
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.7%)
@§
The DFA Short Term
Investment Fund ...... 2,272,960 26,286,778
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,531,003,119) ...... $ 1,551,372,899

72
Dimensional Global Core Plus Fixed Income ETF
continued
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $145,244,241 which represented 10.2% of the net assets of the Fund.
As of April 30, 2025, Dimensional Global Core Plus Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
CAD 1,590,141 USD 1,148,373 Citigroup 05/08/25 $ 3,184
CAD 9,932,259 USD 7,161,440 Citigroup 05/08/25 31,358
CAD 9,378,095 USD 6,659,763 Citigroup 05/08/25 131,718
AUD 2,060,173 USD 1,284,677 Citigroup 05/12/25 33,663
EUR 293,446 USD 317,661 Citigroup 05/15/25 16,184
EUR 3,012,588 USD 3,263,930 RBC Dominion Securities 05/15/25 163,404
EUR 1,471,662 USD 1,610,683 State Street Bank and Trust 05/15/25 63,584
NOK 10,115,720 USD 901,854 Citigroup 05/22/25 73,634
USD 1,440,716 JPY 203,808,567 Citigroup 06/06/25 6,090
USD 20,967 NZD 35,145 Citigroup 06/09/25 86
USD 73,161 NZD 122,570 Citigroup 06/09/25 337
GBP 3,378,952 USD 4,481,155 State Street Bank and Trust 06/09/25 32,745
USD 32,715,703 JPY 4,634,904,900 State Street Bank and Trust 06/13/25 64,559
USD 31,709,678 EUR 27,792,023 RBC Dominion Securities 06/20/25 17,337
USD 4,589,778 EUR 4,017,968 State Street Bank and Trust 07/02/25 4,244
NZD 155,307 USD 87,801 Citigroup 07/03/25 4,542
NZD 137,513 USD 81,135 Citigroup 07/03/25 628
NZD 153,930 USD 88,759 Citigroup 07/03/25 2,766
USD 2,790,954 EUR 2,441,622 State Street Bank and Trust 07/11/25 2,917
USD 2,354,509 EUR 2,052,234 State Street Bank and Trust 07/11/25 11,105
USD 1,291,811 EUR 1,130,368 Citigroup 07/24/25 51
USD 31,628,280 EUR 27,584,038 State Street Bank and Trust 07/24/25 105,844
USD 1,349,814 NZD 2,263,278 State Street Bank and Trust 07/29/25 2,864
Total Appreciation $772,844
USD 20,190,937 JPY 3,003,893,921 RBC Dominion Securities 05/01/25 $ (868,331)
USD 2,633,612 JPY 382,273,553 State Street Bank and Trust 05/01/25 (46,377)
USD 1,256,870 JPY 187,541,593 Citigroup 05/02/25 (57,919)
USD 20,041,255 JPY 2,979,376,587 State Street Bank and Trust 05/02/25 (846,130)
USD 1,730,692 JPY 252,088,732 State Street Bank and Trust 05/02/25 (36,616)
USD 45,719,986 CAD 64,809,050 State Street Bank and Trust 05/08/25 (1,213,789)
USD 18,877,130 CAD 26,955,352 RBC Dominion Securities 05/12/25 (647,676)
USD 32,110,240 AUD 51,107,982 State Street Bank and Trust 05/12/25 (594,613)
USD 74,137 NZD 131,971 Citigroup 05/15/25 (4,212)
USD 105,012 NZD 176,958 Citigroup 05/15/25 (45)
USD 12,162 NZD 21,158 Citigroup 05/15/25 (399)
USD 74,226 NZD 129,934 Citigroup 05/15/25 (2,914)
USD 209,411 EUR 198,523 Citigroup 05/15/25 (16,443)
USD 14,986 NZD 26,715 Citigroup 05/15/25 (874)
USD 1,888,132 EUR 1,721,928 Citigroup 05/15/25 (70,855)
USD 79,571 NZD 138,699 Citigroup 05/15/25 (2,772)
USD 3,167,257 EUR 2,904,189 RBC Dominion Securities 05/15/25 (136,755)
USD 1,269,366 EUR 1,208,113 State Street Bank and Trust 05/15/25 (105,070)
USD 2,183,073 EUR 2,089,082 State Street Bank and Trust 05/15/25 (193,616)
USD 25,440,293 EUR 24,402,255 State Street Bank and Trust 05/15/25 (2,321,450)
USD 1,321,121 EUR 1,204,667 State Street Bank and Trust 05/15/25 (49,394)
USD 20,779,210 CAD 29,584,733 State Street Bank and Trust 05/16/25 (654,690)
USD 17,260,058 CAD 24,432,567 Citigroup 05/22/25 (446,755)

73
Dimensional Global Core Plus Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 906,834 NOK 10,115,720 Citigroup 05/22/25 $ (68,655)
USD 32,126,238 JPY 4,780,723,791 State Street Bank and Trust 05/23/25 (1,471,699)
JPY 479,973,561 USD 3,374,353 State Street Bank and Trust 05/23/25 (1,198)
USD 23,969,126 JPY 3,419,006,912 State Street Bank and Trust 05/29/25 (75,687)
USD 24,659,182 JPY 3,526,014,947 State Street Bank and Trust 05/30/25 (141,062)
USD 22,406,004 JPY 3,224,796,494 State Street Bank and Trust 06/06/25 (293,622)
USD 21,415 NZD 37,358 Citigroup 06/09/25 (781)
USD 157,377 NZD 274,772 Citigroup 06/09/25 (5,876)
USD 46,635 NZD 81,238 Citigroup 06/09/25 (1,632)
USD 53,797 NZD 90,589 Citigroup 06/09/25 (25)
USD 30,746,866 GBP 24,064,979 State Street Bank and Trust 06/09/25 (1,401,240)
USD 139,072 GBP 105,019 Citigroup 06/16/25 (1,226)
USD 279,510 GBP 218,583 Citigroup 06/16/25 (12,500)
USD 18,132,226 CAD 25,072,441 Citigroup 06/16/25 (61,890)
USD 373,737 GBP 286,249 Citigroup 06/16/25 (8,670)
USD 30,640,084 EUR 26,977,331 Citigroup 06/16/25 (114,911)
USD 502,117 GBP 379,410 State Street Bank and Trust 06/16/25 (4,747)
GBP 3,512,521 USD 4,719,118 State Street Bank and Trust 06/16/25 (26,653)
USD 27,718,444 GBP 21,425,212 State Street Bank and Trust 06/16/25 (904,033)
USD 1,980,978 EUR 1,822,074 Citigroup 06/17/25 (96,384)
USD 2,893,203 EUR 2,667,864 RBC Dominion Securities 06/17/25 (148,451)
USD 7,162,541 EUR 6,592,748 RBC Dominion Securities 06/17/25 (353,904)
USD 8,787,287 EUR 8,007,772 RBC Dominion Securities 06/17/25 (342,439)
USD 599,151 EUR 552,216 State Street Bank and Trust 06/17/25 (30,435)
USD 1,147,578 EUR 1,056,166 State Street Bank and Trust 06/17/25 (56,565)
USD 2,840,058 EUR 2,604,624 State Street Bank and Trust 06/17/25 (129,495)
USD 7,670,330 EUR 6,974,514 State Street Bank and Trust 06/17/25 (281,370)
USD 18,772,902 CAD 25,963,840 State Street Bank and Trust 06/27/25 (78,676)
USD 1,758,286 EUR 1,543,105 RBC Dominion Securities 07/02/25 (2,793)
USD 17,608,544 EUR 15,853,013 State Street Bank and Trust 07/02/25 (483,816)
USD 2,241,281 EUR 1,969,997 State Street Bank and Trust 07/02/25 (6,992)
USD 5,163,750 EUR 4,537,886 State Street Bank and Trust 07/02/25 (15,143)
USD 6,247,560 NZD 10,851,950 Citigroup 07/03/25 (204,827)
USD 21,679 NZD 37,340 Citigroup 07/03/25 (523)
USD 2,108,856 EUR 1,932,215 RBC Dominion Securities 07/03/25 (96,431)
USD 28,446,172 EUR 26,206,120 State Street Bank and Trust 07/03/25 (1,463,555)
USD 30,253,474 EUR 27,492,534 State Street Bank and Trust 07/08/25 (1,133,976)
USD 20,360,871 EUR 18,290,373 State Street Bank and Trust 07/11/25 (524,526)
USD 2,130,210 EUR 1,868,189 State Street Bank and Trust 07/11/25 (3,037)
USD 32,157,234 AUD 50,312,366 State Street Bank and Trust 07/28/25 (69,328)
USD 9,862,940 AUD 15,404,898 Citigroup 07/29/25 (4,497)
Total (Depreciation) $(18,440,965)
Total Appreciation (Depreciation) $(17,668,121)
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations .................... $— $121,478,840 $— $121,478,840
Bonds
Australia ............................. — 109,633,820 — 109,633,820

74
Dimensional Global Core Plus Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Belgium ............................. $— $26,132,575 $— $ 26,132,575
Canada ............................. — 181,271,479 — 181,271,479
Cayman Islands ....................... — 1,073,682 — 1,073,682
Denmark ............................ — 2,073,639 — 2,073,639
Finland .............................. — 20,302,874 — 20,302,874
France .............................. — 41,420,762 — 41,420,762
Germany ............................ — 30,231,749 — 30,231,749
Ireland .............................. — 8,153,904 — 8,153,904
Italy ................................ — 27,610,800 — 27,610,800
Japan ............................... — 164,672,069 — 164,672,069
Luxembourg .......................... — 24,046,529 — 24,046,529
Netherlands .......................... — 18,888,340 — 18,888,340
New Zealand ......................... — 8,301,724 — 8,301,724
Norway .............................. — 12,039,138 — 12,039,138
Singapore ............................ — 2,751,373 — 2,751,373
Spain ............................... — 29,911,446 — 29,911,446
Supranational ......................... — 21,650,137 — 21,650,137
Sweden ............................. — 16,920,258 — 16,920,258
Switzerland ........................... — 11,235,372 — 11,235,372
United Kingdom ....................... — 32,624,335 — 32,624,335
United States ......................... — 534,317,549 — 534,317,549
U.S. Treasury Obligations ................. — 78,343,727 — 78,343,727
Securities Lending Collateral ............... — 26,286,778 — 26,286,778
Total Investments ........................ $— $1,551,372,899 $— $1,551,372,899
Financial Instruments
Assets
Forward Currency Contracts** .............. — 772,844 — 772,844
Liabilities
Forward Currency Contracts** .............. — (18,440,965) — (18,440,965)
Total Other Financial Instruments ........... $– $(17,668,121) $– $(17,668,121)
**
Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

75
Dimensional Global ex US Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Face
Amount ^ Value†
(000)
BONDS — (99.4%)
AUSTRALIA — (10.3%)
APA Infrastructure, Ltd.
3.500%, 3/22/30, MTN GBP 100 $ 123,558
2.000%, 7/15/30, MTN EUR 500 534,752
1.250%, 3/15/33, MTN EUR 507 479,838
2.500%, 3/15/36, MTN GBP 100 97,031
Australia & New Zealand
Banking Group, Ltd.
EUR003M+0.40%, FRN,
2.929%, 5/21/27(*) .... EUR 6,500 7,387,021
5.050%,
BBSW3M+1.20%,
11/4/27(*) ........... AUD 1,700 1,100,154
4.500%, 3/31/28, MTN AUD 228 147,589
4.950%, 9/11/28, MTN AUD 605 396,910
4.810%,
BBSW3M+0.96%,
2/5/29(*) ............ AUD 5,600 3,596,803
Australia Government Bond
3.000%, 11/21/33 .... AUD 2,070 1,225,600
Commonwealth Bank of Australia
4.652%,
BBSW3M+0.70%,
7/22/27(*), MTN ...... AUD 1,800 1,152,372
BBSW3M+1.15%, FRN,
5.198%, 1/13/28(*) .... AUD 1,400 905,050
4.900%, 8/17/28, MTN AUD 1,700 1,113,837
Cooperatieve Rabobank UA
BBSW3M+0.75%, FRN,
4.867%, 5/26/28(*), MTN AUD 3,100 1,978,492
BBSW3M+0.91%, FRN,
4.918%, 7/17/29(*) .... AUD 5,000 3,170,897
Macquarie Bank, Ltd.
1.125%, 12/15/25, MTN GBP 1,058 1,381,400
2.918%,
EUR003M+0.44%,
12/18/26(*), MTN ..... EUR 1,000 1,137,149
3.202%, 9/17/29, MTN EUR 250 287,952
National Australia Bank, Ltd.
4.652%,
BBSW3M+0.70%,
10/18/27(*), MTN ..... AUD 1,000 639,631
BBSW3M+1.00%, FRN,
5.204%, 5/12/28(*), MTN AUD 1,500 964,965
5.017%,
BBSW3M+0.90%,
3/22/29(*) ........... AUD 2,600 1,666,384
New South Wales Treasury
Corp.
2.000%, 3/20/31 ..... AUD 394 224,170
2.000%, 3/8/33 ...... AUD 1,200 639,846
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
4.250%, 2/20/36 ..... AUD 1,881 $ 1,132,365
4.750%, 2/20/37 ..... AUD 2,300 1,424,220
3.500%, 11/20/37 .... AUD 1,500 815,077
2.250%, 5/7/41 ...... AUD 11,000 4,731,238
Northern Territory Treasury Corp.
5.750%, 4/21/37 ..... AUD 3,100 2,034,666
Optus Finance Pty, Ltd.
2.500%, 7/1/30, MTN . AUD 600 339,621
Queensland Treasury Corp.
Ω 1.500%, 8/20/32 ..... AUD 570 297,807
Ω 1.750%, 7/20/34 ..... AUD 2,100 1,036,234
Ω 5.250%, 7/21/36 ..... AUD 1,911 1,242,046
Ω 5.000%, 7/21/37 ..... AUD 3,600 2,259,528
Ω 2.250%, 4/16/40 ..... AUD 9,110 3,956,272
Ω 2.250%, 11/20/41 .... AUD 5,249 2,198,617
South Australian Government
Financing Authority
1.750%, 5/24/32 ..... AUD 1,500 806,439
1.750%, 5/24/34 ..... AUD 14,897 7,415,949
2.000%, 5/23/36 ..... AUD 5,400 2,566,509
4.750%, 5/24/38 ..... AUD 1,920 1,172,612
2.250%, 5/24/40 ..... AUD 5,600 2,430,022
Tasmanian Public Finance Corp.
4.000%, 1/20/34 ..... AUD 3,675 2,213,296
Treasury Corp. of Victoria
1.500%, 9/10/31 ..... AUD 451 243,459
2.250%, 11/20/34 .... AUD 1,980 1,008,871
2.000%, 9/17/35 ..... AUD 2,930 1,415,328
2.000%, 11/20/37 .... AUD 10,300 4,591,427
5.250%, 9/15/38, MTN AUD 4,808 3,049,381
5.500%, 9/15/39 ..... AUD 3,696 2,384,840
Western Australian Treasury
Corp.
2.000%, 10/24/34 .... AUD 1,000 509,179
Westpac Banking Corp.
2.125%, 5/2/25, MTN . GBP 857 1,144,697
TOTAL AUSTRALIA ........ 82,771,101
AUSTRIA — (0.4%)
OMV AG
3.250%, 9/4/31, MTN . EUR 150 172,989
1.000%, 7/3/34, MTN . EUR 76 70,893
3.750%, 9/4/36, MTN . EUR 2,574 2,962,818
TOTAL AUSTRIA .......... 3,206,700
BELGIUM — (4.2%)
Anheuser-Busch InBev SA/NV
2.750%, 3/17/36, MTN EUR 100 106,766
3.750%, 3/22/37, MTN EUR 1,650 1,884,641
Belfius Bank SA
4.125%, 9/12/29, MTN EUR 300 357,971

76
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
BELGIUM — (Continued)
European Union
3.250%, 7/4/34 ...... EUR 210 $ 245,216
0.400%, 2/4/37 ...... EUR 300 250,161
3.375%, 10/4/38, MTN EUR 4,900 5,584,351
3.375%, 10/4/39, MTN EUR 4,122 4,656,937
0.450%, 7/4/41, MTN . EUR 757 541,054
3.375%, 11/4/42, MTN EUR 100 111,303
Kingdom of Belgium Government
Bond
Ω 0.100%, 6/22/30 ..... EUR 366 371,167
Ω 1.900%, 6/22/38 ..... EUR 2,494 2,412,180
Ω 2.750%, 4/22/39 ..... EUR 6,815 7,232,949
Ministeries Van de Vlaamse
Gemeenschap
3.125%, 6/22/34, MTN EUR 6,600 7,523,122
1.500%, 7/12/38, MTN EUR 2,700 2,429,000
TOTAL BELGIUM ......... 33,706,818
CANADA — (15.7%)
Alimentation Couche-Tard, Inc.
5.592%, 9/25/30 ..... CAD 152 118,834
4.011%, 2/12/36 ..... EUR 3,256 3,679,217
Bell Telephone Co. of Canada or
Bell Canada
5.150%, 8/24/34 ..... CAD 1,000 758,727
Brookfield Corp.
5.950%, 6/14/35 ..... CAD 90 72,156
Canadian Government Bond
3.750%, 5/1/25 ...... CAD 2,337 1,692,121
Canadian Imperial Bank of
Commerce
3.300%, 5/26/25 ..... CAD 2,500 1,810,414
1.625%, 9/25/25, MTN GBP 508 669,349
Canadian National Railway Co.
4.150%, 5/10/30 ..... CAD 395 294,041
City of Montreal Canada
4.250%, 12/1/32 ..... CAD 800 605,140
4.250%, 9/1/33 ...... CAD 800 601,810
CPPIB Capital, Inc.
6.000%, 6/7/25, MTN . GBP 658 879,815
SONIO/N+1.25%, FRN,
5.733%, 6/15/26(*) .... GBP 1,250 1,686,334
3.950%, 6/2/32 ...... CAD 7,200 5,418,009
4.750%, 6/2/33 ...... CAD 7,300 5,748,677
4.300%, 6/2/34 ...... CAD 7,100 5,400,636
0.750%, 2/2/37, MTN . EUR 380 329,460
Enbridge, Inc.
2.990%, 10/3/29 ..... CAD 272 192,206
4.240%, 8/27/42 ..... CAD 250 157,601
4.570%, 3/11/44 ..... CAD 1,000 657,019
Fairfax Financial Holdings, Ltd.
4.250%, 12/6/27 ..... CAD 152 111,948
3.950%, 3/3/31 ...... CAD 884 637,551
Fortis, Inc.
4.431%, 5/31/29 ..... CAD 300 223,976
Face
Amount^ Value†
(000)
CANADA — (Continued)
5.677%, 11/8/33 ..... CAD 500 $ 397,795
Hydro-Quebec
6.500%, 2/15/35 ..... CAD 1,900 1,665,970
6.000%, 2/15/40 ..... CAD 1,600 1,387,099
Magna International, Inc.
4.375%, 3/17/32 ..... EUR 725 858,204
Ontario Teachers' Finance Trust
Ω 1.850%, 5/3/32 ...... EUR 300 319,471
1.850%, 5/3/32 ...... EUR 722 768,859
Province of Alberta Canada
4.150%, 6/1/33 ...... CAD 5,500 4,166,988
Province of British Columbia
Canada
3.200%, 6/18/32 ..... CAD 700 501,990
5.250%, 5/23/34, MTN AUD 480 317,266
4.150%, 6/18/34 ..... CAD 10,400 7,806,889
3.400%, 5/24/39 ..... EUR 6,150 7,001,541
4.950%, 6/18/40 ..... CAD 4,900 3,842,241
Province of Manitoba Canada
3.800%, 6/2/33 ...... CAD 2,500 1,842,105
4.250%, 6/2/34 ...... CAD 10,800 8,147,890
4.850%, 8/28/34, MTN AUD 3,352 2,142,627
5.700%, 3/5/37 ...... CAD 8,000 6,671,860
Province of Ontario Canada
2.600%, 6/2/25 ...... CAD 3,900 2,823,088
5.850%, 3/8/33 ...... CAD 600 503,630
3.650%, 6/2/33 ...... CAD 5,400 3,952,051
4.150%, 6/2/34 ...... CAD 9,500 7,144,773
3.800%, 12/2/34 ..... CAD 3,100 2,257,324
4.700%, 6/2/37 ...... CAD 3,000 2,322,291
Province of Quebec Canada
1.900%, 9/1/30 ...... CAD 491 336,122
3.250%, 9/1/32 ...... CAD 3,000 2,155,469
3.600%, 9/1/33 ...... CAD 6,600 4,797,841
4.450%, 9/1/34 ...... CAD 2,600 1,992,568
5.750%, 12/1/36 ..... CAD 2,100 1,770,671
5.000%, 12/1/38 ..... CAD 5,400 4,254,792
Province of Saskatchewan
Canada
3.300%, 5/8/34, MTN . EUR 800 924,761
PSP Capital, Inc.
3.250%, 7/2/34, MTN . EUR 600 690,891
Rogers Communications, Inc.
6.110%, 8/25/40 ..... CAD 2,650 2,079,405
TELUS Corp.
5.600%, 9/9/30 ...... CAD 152 118,979
5.150%, 11/26/43 .... CAD 350 250,838
4.850%, 4/5/44 ...... CAD 1,721 1,187,083
Thomson Reuters Corp.
2.239%, 5/14/25 ..... CAD 95 68,762
Toronto-Dominion Bank (The)
3.129%, 8/3/32, MTN . EUR 4,475 4,971,081
TransCanada PipeLines, Ltd.
5.277%, 7/15/30 ..... CAD 228 175,497

77
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
CANADA — (Continued)
5.330%, 5/12/32 ..... CAD 96 $ 74,190
4.550%, 11/15/41 .... CAD 2,550 1,698,529
TOTAL CANADA .......... 126,134,472
CAYMAN ISLANDS — (0.7%)
CK Hutchison Group Telecom
Finance SA
2.000%, 10/17/27 .... GBP 600 745,687
1.500%, 10/17/31 .... EUR 1,120 1,121,556
2.625%, 10/17/34 .... GBP 3,693 3,583,868
TOTAL CAYMAN ISLANDS .. 5,451,111
DENMARK — (0.9%)
DSV Finance BV
3.375%, 11/6/34, MTN EUR 1,100 1,227,458
ISS Finance BV
1.250%, 7/7/25, MTN . EUR 2,185 2,478,044
Kommunekredit
3.125%, 11/24/38, MTN EUR 1,000 1,137,324
Novo Nordisk Finance
Netherlands BV
3.375%, 5/21/34, MTN EUR 1,686 1,936,811
Nykredit Realkredit A/S
3.875%, 7/9/29, MTN . EUR 441 515,428
3.625%, 7/24/30, MTN EUR 100 115,002
TOTAL DENMARK ........ 7,410,067
FINLAND — (1.2%)
Finland Government Bond
Ω 2.350%, 9/15/30 ..... EUR 435 436,317
Kuntarahoitus OYJ
1.125%, 6/19/25, MTN GBP 4,300 5,718,017
Nordea Bank Abp
3.625%, 3/15/34, MTN EUR 1,212 1,386,976
OP Corporate Bank PLC
1.000%, 5/22/25, MTN EUR 495 562,276
2.875%, 12/15/25, MTN EUR 100 114,050
3.375%, 1/14/26, MTN GBP 600 794,995
EUR003M+0.40%, FRN,
2.769%, 3/28/27(*) .... EUR 350 398,204
4.000%, 6/13/28, MTN EUR 100 118,524
2.875%, 11/27/29, MTN EUR 250 285,247
TOTAL FINLAND .......... 9,814,606
FRANCE — (8.7%)
Action Logement Services
3.125%, 9/28/37, MTN EUR 200 216,852
4.125%, 10/3/38, MTN EUR 2,600 3,070,039
Agence Francaise de
Developpement EPIC
1.250%, 6/18/25, MTN GBP 200 265,946
Agence France Locale
3.125%, 3/20/34, MTN EUR 200 227,152
Ayvens SA
3.875%, 7/16/29 ..... EUR 300 351,430
Face
Amount^ Value†
(000)
FRANCE — (Continued)
Banque Federative du Credit
Mutuel SA
4.875%, 9/25/25, MTN GBP 100 $ 133,507
2.625%, 11/6/29, MTN EUR 100 111,402
4.375%, 5/2/30, MTN . EUR 500 594,312
0.625%, 2/21/31, MTN EUR 100 96,850
4.750%, 11/10/31, MTN EUR 1,200 1,456,484
4.000%, 1/26/33, MTN EUR 100 116,453
4.125%, 6/14/33, MTN EUR 300 357,186
3.750%, 2/3/34, MTN . EUR 100 115,246
BNP Paribas SA
3.625%, 9/1/29, MTN . EUR 200 232,446
2.100%, 4/7/32, MTN . EUR 500 515,831
5.750%, 6/13/32, MTN GBP 400 542,749
4.095%, 2/13/34, MTN EUR 1,800 2,090,730
Bouygues SA
3.250%, 6/30/37 ..... EUR 700 767,605
5.375%, 6/30/42 ..... EUR 600 774,346
BPCE SA
3.875%, 1/11/29, MTN EUR 1,300 1,518,709
2.375%, 4/26/32, MTN EUR 200 215,005
4.500%, 1/13/33, MTN EUR 1,400 1,669,367
3.875%, 1/25/36 ..... EUR 2,000 2,313,375
Cie Generale des Etablissements
Michelin SCA
3.375%, 5/16/36, MTN EUR 800 890,789
Credit Agricole SA
1.125%, 7/12/32, MTN EUR 100 96,387
4.000%, 1/18/33, MTN EUR 300 355,584
4.375%, 11/27/33, MTN EUR 2,500 2,982,164
3.750%, 1/22/34, MTN EUR 200 231,760
3.500%, 9/26/34 ..... EUR 200 221,819
4.125%, 2/26/36, MTN EUR 400 465,168
Dexia SA
1.250%, 7/21/25 ..... GBP 200 265,094
SONIO/N+1.00%, FRN,
5.483%, 3/25/26(*), MTN GBP 3,000 4,030,067
Electricite de France SA
6.125%, 6/2/34, MTN . GBP 250 342,517
4.750%, 10/12/34, MTN EUR 800 987,195
4.625%, 1/25/43, MTN EUR 100 113,924
Engie SA
4.250%, 9/6/34, MTN . EUR 1,400 1,666,415
1.375%, 6/21/39, MTN EUR 200 162,052
4.500%, 9/6/42, MTN . EUR 200 233,969
4.250%, 3/6/44, MTN . EUR 500 564,289
French Republic Government
Bond OAT
Ω 2.500%, 5/25/30 ..... EUR 486 554,240
Ω 1.250%, 5/25/38 ..... EUR 21,527 18,891,050
Holding d'Infrastructures de
Transport SASU
1.625%, 9/18/29, MTN EUR 1,900 2,030,002

78
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
FRANCE — (Continued)
Ile-de-France Mobilites
1.000%, 5/25/34, MTN EUR 200 $ 187,469
3.700%, 6/14/38, MTN EUR 2,500 2,851,807
3.400%, 5/25/43, MTN EUR 200 214,528
JCDecaux SE
5.000%, 1/11/29 ..... EUR 400 481,208
1.625%, 2/7/30 ...... EUR 500 526,992
LVMH Moet Hennessy Louis
Vuitton SE
3.250%, 9/7/29, MTN . EUR 200 232,068
Orange SA
8.125%, 11/20/28, MTN GBP 50 74,530
5.625%, 1/23/34, MTN GBP 100 137,161
RCI Banque SA
4.125%, 4/4/31 ...... EUR 250 290,266
Region of Ile de France
3.200%, 5/25/34, MTN EUR 200 226,563
Sanofi SA
0.875%, 3/21/29, MTN 300 320,181
SNCF Reseau
5.000%, 10/10/33, MTN EUR 85 109,501
5.250%, 1/31/35, MTN GBP 580 788,483
Societe Des Grands Projets
EPIC
1.125%, 5/25/34, MTN EUR 3,000 2,862,212
Societe Generale SA
1.750%, 3/22/29, MTN EUR 100 107,817
0.875%, 9/24/29, MTN EUR 500 512,808
1.250%, 6/12/30 ..... EUR 100 102,383
6.250%, 6/22/33, MTN GBP 700 979,670
Tikehau Capital SCA
6.625%, 3/14/30 ..... EUR 600 760,250
TotalEnergies Capital
International SA
1.750%, 7/7/25, MTN . GBP 1,022 1,357,084
1.375%, 10/4/29, MTN EUR 300 322,303
1.491%, 9/4/30, MTN . EUR 300 318,275
1.535%, 5/31/39, MTN EUR 100 86,036
1.618%, 5/18/40, MTN EUR 400 340,305
Unibail-Rodamco-Westfield SE
4.125%, 12/11/30, MTN EUR 1,500 1,761,253
1.875%, 1/15/31, MTN EUR 200 209,342
Veolia Environnement SA
6.125%, 11/25/33, MTN EUR 40 55,010
Wendel SE
4.500%, 6/19/30 ..... EUR 400 476,285
TOTAL FRANCE .......... 69,529,297
GERMANY — (6.7%)
Allianz Finance II BV
3.250%, 12/4/29, MTN EUR 100 116,423
4.500%, 3/13/43 ..... GBP 1,700 1,975,072
BASF SE
4.500%, 3/8/35, MTN . EUR 800 974,019
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Bayer AG
4.625%, 5/26/33, MTN EUR 50 $ 59,691
BMW Finance NV
3.625%, 5/22/35, MTN EUR 407 461,124
BMW International Investment
BV
3.500%, 11/17/32, MTN EUR 310 355,762
3.375%, 8/27/34, MTN EUR 2,488 2,779,291
BMW US Capital LLC
3.375%, 2/2/34, MTN . EUR 3,256 3,632,418
Continental AG
3.625%, 11/30/27, MTN EUR 60 69,801
Daimler Truck Finance Canada,
Inc.
2.460%, 12/15/26 .... CAD 243 173,444
Deutsche Bahn Finance GMBH
1.375%, 7/7/25, MTN . GBP 350 464,672
3.375%, 1/29/38, MTN EUR 4,350 4,952,681
Deutsche Bank AG
1.625%, 1/20/27, MTN EUR 100 111,657
Deutsche Boerse AG
1.500%, 4/4/32 ...... EUR 100 103,366
3.875%, 9/28/33 ..... EUR 4,300 5,131,698
Deutsche Telekom AG
3.125%, 2/6/34, MTN . GBP 22 25,625
3.250%, 3/20/36 ..... EUR 1,500 1,668,139
Deutsche Telekom International
Finance BV
8.875%, 11/27/28, MTN GBP 29 44,338
2.250%, 4/13/29, MTN GBP 41 50,629
E.ON International Finance BV
6.375%, 6/7/32, MTN . GBP 730 1,044,974
5.875%, 10/30/37, MTN GBP 1,400 1,874,097
6.750%, 1/27/39, MTN GBP 250 358,012
E.ON SE
4.000%, 8/29/33, MTN EUR 233 277,959
3.875%, 9/5/38, MTN . EUR 184 208,121
4.125%, 3/25/44, MTN EUR 131 148,062
Fresenius SE & Co. KGaA
1.875%, 5/24/25, MTN EUR 491 557,894
5.000%, 11/28/29, MTN EUR 200 244,826
5.125%, 10/5/30, MTN EUR 898 1,112,426
Heidelberg Materials AG
3.950%, 7/19/34 ..... EUR 1,174 1,357,233
Kreditanstalt fuer Wiederaufbau
5.750%, 6/7/32, MTN . GBP 123 179,079
Land Berlin
2.865%,
EUR003M+0.60%,
4/12/28(*) ........... EUR 3,215 3,696,375
Mercedes-Benz Group AG
1.125%, 8/8/34, MTN . EUR 300 275,293

79
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Mercedes-Benz International
Finance BV
3.700%, 5/30/31, MTN EUR 69 $ 81,041
Siemens
Financieringsmaatschappij NV
2.750%, 9/10/25, MTN GBP 1,400 1,857,652
EUR003M+0.23%, FRN,
2.708%, 12/18/25(*) ... EUR 2,800 3,186,277
3.000%, 11/22/28, MTN EUR 400 463,809
3.375%, 2/22/37 ..... EUR 3,900 4,345,292
Sudzucker International Finance
BV
4.125%, 1/29/32 ..... EUR 3,500 4,045,414
Traton Finance Luxembourg SA
5.625%, 1/16/29, MTN GBP 600 804,308
Volkswagen Bank GmbH
4.625%, 5/3/31, MTN . EUR 900 1,064,849
Volkswagen Financial Services
AG
0.375%, 2/12/30, MTN EUR 356 350,566
3.875%, 9/10/30 ..... EUR 1,174 1,355,985
3.875%, 11/19/31 .... EUR 300 340,410
Volkswagen International
Finance NV
1.250%, 9/23/32, MTN EUR 700 664,028
Volkswagen Leasing GmbH
4.750%, 9/25/31, MTN EUR 638 763,540
TOTAL GERMANY ........ 53,807,372
HONG KONG — (0.0%)
CK Hutchison Europe Finance
21, Ltd.
1.000%, 11/2/33 ..... EUR 241 218,586
TOTAL HONG KONG ...... 218,586
IRELAND — (0.8%)
CRH SMW Finance DAC
4.250%, 7/11/35, MTN 1,100 1,304,322
ESB Finance DAC
4.250%, 3/3/36, MTN . EUR 900 1,072,259
Ireland Government Bond
0.200%, 10/18/30 .... EUR 254 257,765
Johnson Controls International
PLC
4.250%, 5/23/35 ..... 1,500 1,776,237
Medtronic Global Holdings SCA
2.250%, 3/7/39 ...... 900 852,466
1.500%, 7/2/39 ...... 1,625 1,383,417
TOTAL IRELAND .......... 6,646,466
ITALY — (2.7%)
Enel SpA
5.750%, 6/22/37, MTN GBP 400 528,932
Eni SpA
4.250%, 5/19/33, MTN EUR 2,156 2,563,574
3.875%, 1/15/34, MTN EUR 2,348 2,699,439
Face
Amount^ Value†
(000)
ITALY — (Continued)
Intesa Sanpaolo SpA
5.125%, 8/29/31, MTN EUR 374 $ 467,649
5.625%, 3/8/33, MTN . EUR 487 619,548
6.625%, 5/31/33, MTN GBP 1,791 2,532,679
2.625%, 3/11/36, MTN GBP 1,579 1,564,236
Italy Buoni Poliennali Del Tesoro
4.350%, 11/1/33 ..... EUR 512 627,589
Ω 3.350%, 3/1/35 ...... EUR 1,203 1,356,353
Ω 3.250%, 3/1/38 ...... EUR 2,912 3,128,998
Snam SpA
1.000%, 9/12/34, MTN EUR 2,300 2,081,875
UniCredit SpA
4.000%, 3/5/34, MTN . EUR 2,889 3,377,401
TOTAL ITALY ............ 21,548,273
JAPAN — (19.2%)
East Japan Railway Co.
5.250%, 4/22/33, MTN GBP 50 67,875
1.104%, 9/15/39, MTN EUR 501 402,742
Japan Government Five Year
Bond
0.400%, 12/20/28 .... JPY 1,380,950 9,549,796
Japan Government Ten Year
Bond
0.100%, 12/20/27 .... JPY 1,331,200 9,187,557
0.600%, 12/20/33 .... JPY 2,422,300 16,206,858
Japan Government Thirty Year
Bond
2.400%, 11/20/31 .... JPY 614,250 4,700,709
1.400%, 12/20/32 .... JPY 1,275,950 9,172,993
2.500%, 6/20/36 ..... JPY 2,293,850 17,769,297
Japan Government Twenty Year
Bond
1.900%, 3/20/31 ..... JPY 564,550 4,181,208
1.700%, 6/20/32 ..... JPY 723,950 5,320,657
1.400%, 9/20/34 ..... JPY 1,196,900 8,497,621
0.400%, 9/20/40 ..... JPY 3,666,000 20,487,090
0.900%, 6/20/42 ..... JPY 1,922,150 11,206,118
1.600%, 3/20/44 ..... JPY 3,276,250 20,913,886
Japan Government Two Year
Bond
0.100%, 1/1/26 ...... JPY 815,850 5,705,917
JT International Financial
Services BV
2.750%, 9/28/33, MTN GBP 100 110,276
3.625%, 4/11/34, MTN EUR 800 898,252
Mitsubishi UFJ Financial Group,
Inc.
3.556%, 6/15/32, MTN EUR 200 230,997
Mizuho Financial Group, Inc.
0.797%, 4/15/30, MTN EUR 266 270,717
2.096%, 4/8/32, MTN . EUR 473 491,036
4.029%, 9/5/32, MTN . EUR 840 985,598
4.416%, 5/20/33, MTN EUR 2,623 3,155,591
3.980%, 5/21/34, MTN EUR 1,028 1,194,582

80
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
JAPAN — (Continued)
3.767%, 8/27/34, MTN EUR 1,183 $ 1,350,319
ORIX Corp.
3.447%, 10/22/31, MTN EUR 950 1,072,026
Sumitomo Mitsui Financial
Group, Inc.
0.632%, 10/23/29, MTN EUR 194 198,563
4.492%, 6/12/30, MTN EUR 100 121,382
3.318%, 10/7/31, MTN EUR 100 113,866
TOTAL JAPAN ............ 153,563,529
LUXEMBOURG — (1.2%)
European Financial Stability
Facility
3.375%, 8/30/38, MTN EUR 354 411,317
European Investment Bank
5.484%,
SONCINDX+1.00%,
1/18/27(*) ........... GBP 2,000 2,707,361
5.625%, 6/7/32 ...... GBP 124 179,542
3.875%, 6/8/37, MTN . GBP 200 245,930
3.000%, 2/15/39 ..... EUR 500 559,237
JAB Holdings BV
5.000%, 6/12/33 ..... EUR 2,400 2,908,008
4.375%, 4/25/34 ..... EUR 400 463,813
2.250%, 12/19/39 .... EUR 1,100 941,866
SELP Finance Sarl
3.750%, 1/16/32, MTN EUR 775 880,452
TOTAL LUXEMBOURG ..... 9,297,526
NETHERLANDS — (2.1%)
ABN AMRO Bank NV
5.250%, 5/26/26, MTN GBP 1,100 1,477,366
4.250%, 2/21/30, MTN EUR 200 238,201
3.000%, 10/1/31 ..... EUR 1,900 2,167,162
4.500%, 11/21/34 .... EUR 600 732,325
Ayvens Bank NV
2.125%, 5/6/25, MTN . EUR 487 553,621
BNG Bank NV
5.000%, 3/13/34 ..... AUD 386 254,510
3.500%, 9/27/38, MTN EUR 400 469,470
Cooperatieve Rabobank UA
4.125%, 7/14/25 ..... EUR 43 49,034
4.000%, 1/10/30, MTN EUR 200 237,320
3.822%, 7/26/34, MTN EUR 200 231,324
5.250%, 5/23/41, MTN GBP 53 67,632
CTP NV
4.750%, 2/5/30, MTN . EUR 200 238,027
1.500%, 9/27/31, MTN EUR 1,008 995,808
Enexis Holding NV
3.500%, 5/30/36, MTN EUR 2,903 3,337,364
Koninklijke KPN NV
5.750%, 9/17/29, MTN GBP 50 69,236
3.875%, 2/16/36, MTN EUR 1,400 1,603,404
Koninklijke Philips NV
4.250%, 9/8/31, MTN . EUR 788 939,817
Face
Amount^ Value†
(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank
NV
3.120%, 2/16/37, MTN EUR 400 $ 316,569
Netherlands Government Bond
Ω 2.170%, 7/15/30 ..... EUR 242 246,044
Stellantis NV
4.250%, 6/16/31, MTN 376 433,436
4.000%, 3/19/34, MTN 503 549,462
3.750%, 3/19/36 ..... 1,758 1,856,322
TOTAL NETHERLANDS .... 17,063,454
NEW ZEALAND — (1.2%)
New Zealand Government Bond
4.250%, 5/15/34 ..... NZD 4,867 2,866,316
2.750%, 4/15/37 ..... NZD 13,137 6,436,277
TOTAL NEW ZEALAND ..... 9,302,593
NORWAY — (0.2%)
Aker BP ASA
4.000%, 5/29/32, MTN EUR 1,125 1,284,252
SpareBank 1 SMN
3.500%, 5/23/29, MTN EUR 400 466,936
TOTAL NORWAY ......... 1,751,188
PHILIPPINES — (0.7%)
Asian Development Bank
SONIO/N+1.00%, FRN,
5.480%, 5/23/29(*), MTN GBP 3,800 5,213,822
TOTAL PHILIPPINES ...... 5,213,822
SPAIN — (3.4%)
Acciona Energia Financiacion
Filiales SA
5.125%, 4/23/31, MTN EUR 1,300 1,581,369
Adif Alta Velocidad
3.900%, 4/30/33, MTN EUR 500 594,305
3.650%, 4/30/34 ..... EUR 1,300 1,505,795
Banco Bilbao Vizcaya Argentaria
SA
1.375%, 5/14/25, MTN EUR 2,100 2,386,509
3.875%, 1/15/34, MTN EUR 1,000 1,173,989
Banco Santander SA
1.750%, 2/17/27, MTN GBP 100 126,404
5.500%, 6/11/29, MTN GBP 300 407,051
4.250%, 6/12/30, MTN EUR 200 241,620
4.875%, 10/18/31, MTN EUR 800 981,300
3.750%, 1/9/34, MTN . EUR 800 930,590
3.500%, 2/17/35, MTN EUR 700 778,799
CaixaBank SA
4.250%, 9/6/30, MTN . EUR 300 361,391
4.375%, 11/29/33, MTN EUR 1,100 1,332,579
Criteria Caixa SA
3.250%, 2/25/31, MTN EUR 100 112,024
Merlin Properties Socimi SA
1.750%, 5/26/25, MTN EUR 1,361 1,545,334
1.875%, 12/4/34 ..... EUR 1,600 1,537,339

81
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
SPAIN — (Continued)
Naturgy Finance Iberia SA
3.625%, 10/2/34, MTN EUR 800 $ 905,289
Spain Government Bond
Ω 4.200%, 1/31/37 ..... EUR 64 79,046
Ω 0.850%, 7/30/37 ..... EUR 1,831 1,557,909
Ω 3.900%, 7/30/39 ..... EUR 4,536 5,364,618
Telefonica Emisiones SA
4.183%, 11/21/33, MTN EUR 1,200 1,413,268
4.055%, 1/24/36, MTN EUR 1,800 2,077,065
Telefonica Europe BV
5.875%, 2/14/33, MTN EUR 31 40,708
TOTAL SPAIN ............ 27,034,301
SWEDEN — (1.0%)
Castellum Helsinki Finance
Holding Abp
0.875%, 9/17/29, MTN EUR 150 152,379
Investor AB
2.750%, 6/10/32 ..... EUR 305 335,907
0.375%, 10/29/35, MTN EUR 601 496,408
Molnlycke Holding AB
4.250%, 6/11/34, MTN EUR 2,825 3,310,504
Skandinaviska Enskilda Banken
AB
3.250%, 11/24/25, MTN EUR 1,350 1,543,380
EUR003M+0.38%, FRN,
2.536%, 5/3/27(*) ..... EUR 760 864,372
3.000%, 2/10/32, MTN EUR 100 112,728
Svenska Handelsbanken AB
3.875%, 5/10/27, MTN EUR 100 116,892
0.050%, 9/6/28, MTN . EUR 725 758,325
3.250%, 8/27/31 ..... EUR 100 114,423
3.750%, 2/15/34 ..... EUR 150 174,739
Swedbank AB
0.750%, 5/5/25, MTN . EUR 200 227,350
TOTAL SWEDEN .......... 8,207,407
SWITZERLAND — (1.4%)
Chubb INA Holdings LLC
2.500%, 3/15/38 ..... 1,110 1,087,361
Glencore Capital Finance DAC
1.250%, 3/1/33, MTN . EUR 400 377,215
Nestle Capital Corp.
4.750%, 3/22/36 ..... 1,399 1,797,994
Nestle Finance International, Ltd.
0.625%, 2/14/34, MTN 163 152,475
3.375%, 11/15/34, MTN 444 514,796
1.500%, 3/29/35, MTN 400 387,954
3.250%, 1/23/37, MTN 1,374 1,531,325
1.750%, 11/2/37, MTN 606 570,695
5.125%, 12/7/38, MTN 2,060 2,693,296
Nestle Holdings, Inc.
5.125%, 9/21/32 ..... 470 640,155
UBS Group AG
0.875%, 11/3/31 ..... EUR 300 292,836
Face
Amount^ Value†
(000)
SWITZERLAND — (Continued)
0.625%, 2/24/33 ..... EUR 1,203 $ 1,102,805
TOTAL SWITZERLAND ..... 11,148,907
UNITED KINGDOM — (4.9%)
Barclays PLC
3.250%, 2/12/27, MTN GBP 589 764,795
3.250%, 1/17/33, MTN GBP 2,362 2,665,088
BAT International Finance PLC
2.250%, 1/16/30, MTN EUR 361 394,191
4.125%, 4/12/32, MTN EUR 100 116,040
6.000%, 11/24/34, MTN GBP 611 825,857
BP Capital Markets BV
4.323%, 5/12/35, MTN 1,123 1,338,363
BP Capital Markets PLC
5.773%, 5/25/38, MTN 857 1,143,744
British Telecommunications PLC
5.750%, 12/7/28 ..... GBP 31 42,972
4.250%, 1/6/33, MTN . EUR 378 451,305
6.375%, 6/23/37, MTN GBP 700 968,054
5.750%, 2/13/41, MTN GBP 1,175 1,501,430
Cadent Finance PLC
0.750%, 3/11/32, MTN EUR 500 474,253
2.250%, 10/10/35, MTN GBP 200 192,522
5.625%, 1/11/36 ..... GBP 100 129,786
3.125%, 3/21/40, MTN GBP 100 94,274
Credit Agricole SA
1.000%, 7/3/29, MTN . EUR 400 422,774
Diageo Finance PLC
2.750%, 6/8/38 ...... GBP 1,900 1,900,855
GlaxoSmithKline Capital PLC
5.250%, 12/19/33, MTN 75 103,270
6.375%, 3/9/39, MTN . 950 1,362,093
Haleon UK Capital PLC
3.375%, 3/29/38, MTN 150 160,335
Imperial Brands Finance PLC
3.875%, 2/12/34, MTN EUR 3,125 3,468,579
Lloyds Banking Group PLC
4.250%, 11/22/27, MTN AUD 220 139,563
Motability Operations Group PLC
3.875%, 1/24/34, MTN EUR 472 542,424
4.250%, 6/17/35, MTN EUR 900 1,059,600
5.625%, 9/11/35, MTN GBP 393 528,910
3.625%, 3/10/36, MTN GBP 943 1,057,595
2.375%, 7/3/39, MTN . GBP 2,526 2,259,557
1.500%, 1/20/41, MTN GBP 830 608,314
National Gas Transmission PLC
4.250%, 4/5/30, MTN . EUR 200 238,144
5.500%, 2/4/34, MTN . GBP 100 132,764
5.750%, 4/5/35 ...... GBP 570 759,833
National Grid North America, Inc.
4.668%, 9/12/33, MTN EUR 1,243 1,518,838
3.724%, 11/25/34, MTN EUR 171 193,639
4.061%, 9/3/36, MTN . EUR 350 398,645
National Grid PLC
0.750%, 9/1/33, MTN . EUR 181 164,979

82
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED KINGDOM — (Continued)
3.245%, 3/30/34, MTN EUR 772 $ 844,737
4.275%, 1/16/35, MTN EUR 215 254,833
Nationwide Building Society
5.350%, 3/15/28, MTN AUD 1,200 785,754
NatWest Markets PLC
1.375%, 3/2/27, MTN . EUR 217 241,628
3.125%, 1/10/30, MTN EUR 100 114,320
Prudential Funding Asia PLC
5.875%, 5/11/29 ..... GBP 75 104,310
Shell International Finance BV
1.875%, 4/7/32, MTN . 400 420,577
Southern Gas Networks PLC
4.875%, 3/21/29, MTN GBP 60 80,852
3.500%, 10/16/30, MTN EUR 968 1,106,289
6.625%, 3/14/35, MTN GBP 1,150 1,619,811
3.100%, 9/15/36, MTN GBP 300 307,788
6.375%, 5/15/40, MTN GBP 282 380,169
SSE PLC
6.250%, 8/27/38, MTN GBP 1,499 2,060,282
Standard Chartered PLC
4.375%, 1/18/38, MTN GBP 550 635,481
Tesco Corporate Treasury
Services PLC
5.500%, 2/27/35, MTN GBP 100 129,350
U.K. Gilt
1.125%, 1/31/39 ..... GBP 793 675,649
Vodafone Group PLC
5.900%, 11/26/32, MTN GBP 50 70,152
2.875%, 11/20/37, MTN EUR 900 932,954
TOTAL UNITED KINGDOM .. 38,888,321
UNITED STATES — (11.8%)
3M Co.
1.750%, 5/15/30, MTN 232 248,965
Air Products and Chemicals, Inc.
4.000%, 3/3/35 ...... 720 846,714
Altria Group, Inc.
3.125%, 6/15/31 ..... 2,676 2,963,482
American Honda Finance Corp.
3.650%, 4/23/31, MTN 100 114,762
American Tower Corp.
4.625%, 5/16/31 ..... 527 639,509
4.100%, 5/16/34, MTN 1,150 1,345,131
Apple, Inc.
0.875%, 5/24/25 ..... 401 455,431
3.050%, 7/31/29 ..... 800 1,024,943
AT&T, Inc.
4.300%, 11/18/34 .... 114 135,090
3.150%, 9/4/36 ...... 216 229,019
2.600%, 5/19/38 ..... 486 473,356
7.000%, 4/30/40, MTN 950 1,384,655
4.250%, 6/1/43 ...... 587 616,496
Bank of America Corp.
7.000%, 7/31/28, MTN 50 71,423
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Becton Dickinson & Co.
3.020%, 5/24/25 ..... 119 $ 158,717
Berkshire Hathaway Finance
Corp.
1.500%, 3/18/30 ..... 2,388 2,559,235
2.000%, 3/18/34 ..... 2,734 2,799,725
2.375%, 6/19/39 ..... 6,892 6,324,821
Blackrock, Inc.
1.250%, 5/6/25 ...... 250 284,176
Booking Holdings, Inc.
4.750%, 11/15/34 .... 200 245,637
3.750%, 3/1/36 ...... 2,491 2,803,840
3.750%, 11/21/37 .... 306 339,160
Capital One Financial Corp.
1.650%, 6/12/29 ..... 1,335 1,424,991
Citigroup, Inc.
6.800%, 6/25/38, MTN 1,282 1,895,748
7.375%, 9/1/39, MTN . 896 1,370,000
Coca-Cola Co. (The)
1.625%, 3/9/35 ...... 261 254,775
Colgate-Palmolive Co.
1.375%, 3/6/34, MTN . 395 397,435
Comcast Corp.
3.550%, 9/26/36 ..... 100 111,321
5.250%, 9/26/40 ..... 426 534,539
Digital Dutch Finco BV
3.875%, 9/13/33 ..... 1,806 2,035,859
Dow Chemical Co. (The)
1.125%, 3/15/32 ..... 170 164,079
Duke Energy Corp.
3.750%, 4/1/31 ...... 337 388,636
3.850%, 6/15/34 ..... 1,270 1,427,996
Equinix, Inc.
1.000%, 3/15/33 ..... 700 655,739
Exxon Mobil Corp.
0.524%, 6/26/28 ..... 439 469,491
0.835%, 6/26/32 ..... 250 241,446
1.408%, 6/26/39 ..... 6,992 5,745,686
FedEx Corp.
0.950%, 5/4/33 ...... 200 187,185
Fidelity National Information
Services, Inc.
2.950%, 5/21/39 ..... 1,200 1,197,654
Fiserv, Inc.
2.250%, 7/1/25 ...... 2,130 2,831,150
4.500%, 5/24/31 ..... 700 839,117
GE Capital UK Funding Unlimited
Co.
5.875%, 1/18/33, MTN 146 201,853
General Electric Co.
4.125%, 9/19/35, MTN 92 108,682
2.125%, 5/17/37 ..... 1,300 1,248,519
General Mills, Inc.
3.850%, 4/23/34 ..... 1,700 1,949,162

83
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
General Motors Financial Co.,
Inc.
2.350%, 9/3/25, MTN . 674 $ 891,021
4.000%, 7/10/30, MTN 100 114,996
Global Payments, Inc.
4.875%, 3/17/31 ..... 1,122 1,333,735
Goldman Sachs Group, Inc.
(The)
1.250%, 2/7/29, MTN . 254 272,077
0.875%, 5/9/29, MTN . 435 456,000
0.750%, 3/23/32, MTN 235 223,578
1.000%, 3/18/33, MTN 366 345,168
Honeywell International, Inc.
4.125%, 11/2/34 ..... 1,450 1,708,036
Inter-American Development
Bank
5.000%, 7/20/30, MTN 175 243,652
International Business Machines
Corp.
4.875%, 2/6/38 ...... 1,946 2,397,110
4.000%, 2/6/43 ...... 343 381,004
International Finance Corp.
1.500%, 4/15/35, MTN 600 284,477
Jefferies Financial Group, Inc.
4.000%, 4/16/29, MTN 100 115,897
Liberty Mutual Group, Inc.
4.625%, 12/2/30 ..... 200 242,332
McDonald's Corp.
5.875%, 4/23/32, MTN 190 267,353
0.875%, 10/4/33, MTN 1,300 1,205,230
Nasdaq, Inc.
0.900%, 7/30/33 ..... 1,855 1,715,047
Nestle Holdings, Inc.
0.875%, 7/18/25, MTN 612 693,384
PepsiCo, Inc.
3.550%, 7/22/34 ..... 300 361,541
Philip Morris International, Inc.
0.800%, 8/1/31 ...... 296 288,165
2.000%, 5/9/36 ...... 100 94,179
1.875%, 11/6/37 ..... 300 266,457
1.450%, 8/1/39 ...... 1,560 1,259,314
PPG Industries, Inc.
1.875%, 6/1/25 ...... 150 170,426
Prologis Euro Finance LLC
4.625%, 5/23/33 ..... 179 219,695
4.000%, 5/5/34 ...... 3,021 3,501,798
1.000%, 2/6/35 ...... 911 808,105
Public Storage Operating Co.
0.875%, 1/24/32 ..... 451 431,281
Realty Income Corp.
5.125%, 7/6/34 ...... 4,134 5,152,345
6.000%, 12/5/39 ..... 325 426,538
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
5.250%, 9/4/41 ...... 575 $ 687,719
Tennessee Valley Authority
5.625%, 6/7/32 ...... 220 307,025
Timken Co. (The)
4.125%, 5/23/34 ..... 2,034 2,254,057
T-Mobile USA, Inc.
3.850%, 5/8/36 ...... 200 226,945
Verizon Communications, Inc.
4.750%, 2/17/34, MTN 485 615,491
4.750%, 10/31/34 .... 100 123,332
1.125%, 9/19/35 ..... 350 309,491
3.750%, 2/28/36, MTN 614 691,150
3.375%, 10/27/36 .... 3,483 3,763,931
2.875%, 1/15/38 ..... 557 564,541
1.875%, 11/3/38 ..... 200 171,576
Visa, Inc.
2.000%, 6/15/29 ..... 143 158,712
W.P. Carey, Inc.
4.250%, 7/23/32 ..... 420 490,981
Walmart, Inc.
5.625%, 3/27/34 ..... 250 353,223
5.250%, 9/28/35 ..... 88 120,427
Wells Fargo & Co.
1.625%, 6/2/25, MTN . 2,197 2,495,469
2.000%, 7/28/25, MTN 865 1,145,418
0.625%, 8/14/30 ..... 767 759,523
4.625%, 11/2/35 ..... 348 430,706
Welltower OP LLC
4.500%, 12/1/34 ..... 1,021 1,246,742
TOTAL UNITED STATES ... 94,531,750
TOTAL BONDS ........... 796,247,667
U.S. TREASURY OBLIGATIONS
— (0.6%)
U.S. Treasury Bonds
1.125%, 8/15/40 ...... 1,700 1,052,938
U.S. Treasury Notes
USBMMY3M + 0.13%,
FRN, 4.391% 7/31/25(*) 200 200,004
USBMMY3M + 0.15%,
FRN, 4.416% 4/30/26(*) 392 392,071
USBMMY3M + 0.18%,
FRN, 4.448% 7/31/26(*) 1,300 1,300,970
USBMMY3M + 0.21%,
FRN, 4.471% 10/31/26(*) 1,800 1,801,619
TOTAL U.S. TREASURY
OBLIGATIONS ............ 4,747,602
TOTAL INVESTMENT
SECURITIES — ( 100.0% )
(Cost $773,672,990) ....... 800,995,269
TOTAL INVESTMENTS
— (100.0%)
(Cost $773,672,990) ....... $ 800,995,269

84
Dimensional Global ex US Core Fixed Income ETF
continued
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $52,940,842 which represented 6.5% of the net assets of the Fund.
As of April 30, 2025, Dimensional Global ex US Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 801,605 JPY 113,976,896 State Street Bank and Trust 05/08/25 $ 1,994
USD 754,020 EUR 662,059 Citigroup 05/13/25 908
EUR 471,983 USD 510,273 Citigroup 05/15/25 26,688
EUR 146,975 USD 159,096 Citigroup 05/15/25 8,114
EUR 3,785,649 USD 4,137,675 Rbc Dominion Securities 05/15/25 169,149
EUR 518,380 USD 545,825 State Street Bank and Trust 05/15/25 43,921
EUR 2,430,388 USD 2,665,871 State Street Bank and Trust 05/15/25 99,112
EUR 557,470 USD 608,548 State Street Bank and Trust 05/15/25 25,669
EUR 3,318,252 USD 3,631,945 State Street Bank and Trust 05/15/25 143,135
EUR 3,799,729 USD 4,135,599 State Street Bank and Trust 05/15/25 187,243
CAD 1,628,836 USD 1,176,643 Citigroup 05/16/25 3,435
CAD 3,774,229 USD 2,641,517 State Street Bank and Trust 05/16/25 92,882
JPY 285,107,362 USD 1,936,198 Citigroup 05/23/25 67,477
JPY 305,932,483 USD 2,139,351 State Street Bank and Trust 05/23/25 10,679
GBP 1,208,427 USD 1,541,823 Citigroup 06/06/25 72,480
GBP 2,237,101 USD 2,890,769 State Street Bank and Trust 06/06/25 97,711
GBP 2,707,612 USD 3,590,337 State Street Bank and Trust 06/06/25 26,684
CAD 1,445,782 USD 1,028,650 Citigroup 06/09/25 20,123
CAD 1,760,966 USD 1,276,340 Citigroup 06/09/25 1,068
GBP 990,639 USD 1,266,256 Citigroup 06/09/25 57,126
USD 3,983,443 EUR 3,489,339 Citigroup 06/11/25 6,834
USD 24,048,148 JPY 3,411,227,079 State Street Bank and Trust 06/13/25 17,349
GBP 1,234,886 USD 1,603,309 State Street Bank and Trust 06/16/25 46,406
GBP 612,486 USD 808,385 State Street Bank and Trust 06/27/25 9,887
NZD 258,334 USD 148,953 Citigroup 07/02/25 4,642
AUD 1,273,141 USD 809,819 State Street Bank and Trust 07/16/25 5,523
USD 3,411,759 EUR 2,982,395 Citigroup 07/24/25 3,543
USD 2,347,227 EUR 2,051,822 State Street Bank and Trust 07/24/25 2,450
USD 65,125,943 EUR 56,801,526 State Street Bank and Trust 07/24/25 214,400
USD 423,493 NZD 705,873 Citigroup 07/25/25 3,465
USD 101,665 NZD 169,698 Citigroup 07/25/25 687
Total Appreciation $1,470,784
USD 2,976,955 JPY 433,743,914 Citigroup 05/02/25 $ (63,874)
USD 19,377,323 JPY 2,883,098,384 Citigroup 05/02/25 (835,089)
USD 20,206,766 JPY 2,917,733,796 State Street Bank and Trust 05/08/25 (262,747)
USD 19,160,333 CAD 27,258,543 Rbc Dominion Securities 05/09/25 (580,953)
USD 20,767,397 JPY 3,040,139,692 State Street Bank and Trust 05/09/25 (563,342)
USD 42,603,918 EUR 38,898,942 State Street Bank and Trust 05/09/25 (1,633,770)
USD 14,259,048 AUD 22,691,110 State Street Bank and Trust 05/12/25 (261,373)
USD 15,771,230 EUR 14,407,977 Citigroup 05/13/25 (618,272)
USD 1,505,766 EUR 1,327,435 Citigroup 05/13/25 (4,230)
USD 1,505,182 EUR 1,444,000 Citigroup 05/15/25 (137,615)
EUR 102,684 USD 117,464 Citigroup 05/15/25 (644)
EUR 315,519 USD 364,008 Citigroup 05/15/25 (5,051)
USD 5,967,737 EUR 5,709,386 Rbc Dominion Securities 05/15/25 (527,667)

85
Dimensional Global ex US Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
EUR 1,049,536 USD 1,197,119 State Street Bank and Trust 05/15/25 $ (3,092)
USD 3,432,907 EUR 3,266,027 State Street Bank and Trust 05/15/25 (282,758)
USD 58,587,343 EUR 56,203,041 State Street Bank and Trust 05/15/25 (5,353,239)
USD 5,163,977 EUR 4,915,790 State Street Bank and Trust 05/15/25 (428,575)
USD 4,853,616 EUR 4,599,070 State Street Bank and Trust 05/15/25 (378,614)
USD 2,529,457 EUR 2,429,476 State Street Bank and Trust 05/15/25 (234,487)
USD 24,128,023 CAD 34,353,141 State Street Bank and Trust 05/16/25 (760,551)
USD 33,282,749 JPY 4,953,351,747 State Street Bank and Trust 05/23/25 (1,528,381)
USD 107,240 NZD 189,646 Citigroup 05/28/25 (5,394)
USD 1,113,262 NZD 1,987,509 State Street Bank and Trust 05/28/25 (67,162)
USD 23,261,171 JPY 3,316,842,298 State Street Bank and Trust 05/30/25 (67,855)
USD 1,758,612 JPY 250,177,925 Citigroup 06/06/25 (2,413)
USD 2,511,123 GBP 1,894,249 Citigroup 06/06/25 (19,350)
USD 1,185,056 GBP 888,841 State Street Bank and Trust 06/06/25 (2,322)
USD 24,510,613 GBP 19,019,226 State Street Bank and Trust 06/06/25 (896,629)
USD 20,685,149 JPY 2,982,627,799 State Street Bank and Trust 06/06/25 (309,831)
USD 452,046 NZD 789,278 Citigroup 06/09/25 (16,895)
USD 14,337 NZD 24,740 Citigroup 06/09/25 (362)
USD 51,321 NZD 89,719 Citigroup 06/09/25 (1,984)
USD 22,803,845 GBP 17,845,769 State Street Bank and Trust 06/09/25 (1,036,096)
USD 22,458,433 CAD 31,729,980 State Street Bank and Trust 06/09/25 (558,555)
USD 2,491,602 EUR 2,292,648 Citigroup 06/11/25 (121,204)
USD 5,458,819 EUR 4,994,655 Rbc Dominion Securities 06/11/25 (233,317)
USD 4,157,516 EUR 3,852,767 Rbc Dominion Securities 06/11/25 (233,273)
USD 1,727,854 EUR 1,593,812 Rbc Dominion Securities 06/11/25 (88,526)
USD 3,725,240 EUR 3,429,932 Rbc Dominion Securities 06/11/25 (183,666)
USD 3,989,722 EUR 3,628,632 State Street Bank and Trust 06/11/25 (145,633)
USD 621,357 EUR 572,874 State Street Bank and Trust 06/11/25 (31,516)
USD 666,743 EUR 613,752 State Street Bank and Trust 06/11/25 (32,717)
USD 1,649,757 EUR 1,513,512 State Street Bank and Trust 06/11/25 (75,110)
USD 20,637,410 CAD 28,538,346 Citigroup 06/16/25 (71,781)
USD 23,611,852 GBP 18,249,292 State Street Bank and Trust 06/16/25 (767,834)
GBP 1,195,699 USD 1,606,413 State Street Bank and Trust 06/16/25 (9,049)
USD 22,002,398 GBP 16,981,006 State Street Bank and Trust 06/20/25 (683,316)
USD 101,934 NZD 177,486 Citigroup 06/23/25 (3,562)
USD 188,350 NZD 321,954 Citigroup 06/23/25 (3,018)
USD 19,013,803 CAD 26,295,306 State Street Bank and Trust 06/27/25 (78,443)
USD 22,426,878 GBP 17,340,284 State Street Bank and Trust 06/27/25 (739,463)
USD 6,525,044 NZD 11,470,971 Rbc Dominion Securities 07/02/25 (295,160)
USD 46,014,951 EUR 42,389,523 State Street Bank and Trust 07/03/25 (2,365,316)
USD 7,691,373 EUR 6,884,453 State Street Bank and Trust 07/03/25 (166,033)
USD 32,945,087 EUR 29,943,383 State Street Bank and Trust 07/08/25 (1,240,428)
USD 41,281,580 EUR 37,078,825 State Street Bank and Trust 07/11/25 (1,057,960)
USD 17,909,380 AUD 28,136,071 Citigroup 07/16/25 (109,469)
USD 16,938,837 AUD 26,545,874 State Street Bank and Trust 07/21/25 (62,855)
USD 12,159,550 AUD 18,989,079 State Street Bank and Trust 07/23/25 (2,635)
USD 12,985,375 AUD 20,315,614 State Street Bank and Trust 07/28/25 (27,378)
Total (Depreciation) $(26,277,834)
Total Appreciation (Depreciation) $(24,807,050)

86
Dimensional Global ex US Core Fixed Income ETF
continued
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 82,771,101 $ — $ 82,771,101
Austria .............................. — 3,206,700 — 3,206,700
Belgium ............................. — 33,706,818 — 33,706,818
Canada ............................. — 126,134,472 — 126,134,472
Cayman Islands ....................... — 5,451,111 — 5,451,111
Denmark ............................ — 7,410,067 — 7,410,067
Finland .............................. — 9,814,606 — 9,814,606
France .............................. — 69,529,297 — 69,529,297
Germany ............................ — 53,807,372 — 53,807,372
Hong Kong ........................... — 218,586 — 218,586
Ireland .............................. — 6,646,466 — 6,646,466
Italy ................................ — 21,548,273 — 21,548,273
Japan ............................... — 153,563,529 — 153,563,529
Luxembourg .......................... — 9,297,526 — 9,297,526
Netherlands .......................... — 17,063,454 — 17,063,454
New Zealand ......................... — 9,302,593 — 9,302,593
Norway .............................. — 1,751,188 — 1,751,188
Philippines ........................... — 5,213,822 — 5,213,822
Spain ............................... — 27,034,301 — 27,034,301
Sweden ............................. — 8,207,407 — 8,207,407
Switzerland ........................... — 11,148,907 — 11,148,907
United Kingdom ....................... — 38,888,321 — 38,888,321
United States ......................... — 94,531,750 — 94,531,750
U.S. Treasury Obligations ................. — 4,747,602 — 4,747,602
Total Investments ........................ $— $800,995,269 $— $800,995,269
Financial Instruments
Assets
Forward Currency Contracts** .............. — 1,470,784 — 1,470,784
Liabilities
Forward Currency Contracts** .............. — (26,277,834) — (26,277,834)
Total Other Financial Instruments ........... $– $(24,807,050) $– $(24,807,050)
**
Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

87
Dimensional Global Credit ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Face
Amount ^
Value†
(000)
BONDS — (94.2%)
AUSTRALIA — (8.7%)
APA Infrastructure, Ltd.
0.750%, 3/15/29, MTN EUR 300 $ 313,764
1.250%, 3/15/33, MTN EUR 1,300 1,230,352
Australia & New Zealand
Banking Group, Ltd.
4.050%, 5/12/25, MTN AUD 1,300 831,722
SOFR+0.56%, FRN,
4.918%, 3/18/26(*) .... 1,500 1,500,929
EUR003M+0.40%, FRN,
2.929%, 5/21/27(*) .... EUR 5,050 5,739,147
SOFR+0.68%, FRN,
5.035%, 7/16/27(*) .... 200 200,486
Ω SOFR+0.65%, FRN,
5.011%, 9/30/27(*) .... 3,250 3,249,295
4.810%,
BBSW3M+0.96%,
2/5/29(*) ............ AUD 540 346,835
BBSW3M+0.86%, FRN,
4.973%, 6/18/29(*), MTN AUD 2,300 1,471,387
BHP Billiton Finance USA, Ltd.
5.000%, 9/30/43 ..... 105 97,384
BHP Billiton Finance, Ltd.
3.125%, 4/29/33, MTN EUR 1,500 1,667,413
Commonwealth Bank of Australia
Ω SOFR+0.75%, FRN,
5.107%, 3/13/26(*) .... 1,150 1,153,072
Ω SOFR+0.46%, FRN,
4.819%, 11/27/26(*) ... 1,400 1,399,145
BBSW3M+0.95%, FRN,
5.124%, 8/17/28(*), MTN AUD 2,100 1,349,312
4.900%, 8/17/28, MTN AUD 1,000 655,198
Cooperatieve Rabobank UA
BBSW3M+0.75%, FRN,
4.867%, 5/26/28(*), MTN AUD 970 619,077
5.051%, 2/26/29, MTN AUD 680 444,382
Glencore Funding LLC
Ω SOFRINDX+1.06%,
FRN, 5.419%, 4/4/27(*) 100 100,449
Ω 6.500%, 10/6/33 ..... 404 429,723
Macquarie Bank, Ltd.
Ω SOFRINDX+0.92%,
FRN, 5.280%, 7/2/27(*) 1,150 1,154,898
Macquarie Group, Ltd.
0.943%, 1/19/29 ..... EUR 300 317,539
National Australia Bank, Ltd.
BBSW3M+0.78%, FRN,
4.984%, 5/12/26(*), MTN AUD 1,100 705,895
BBSW3M+1.00%, FRN,
5.204%, 5/12/28(*), MTN AUD 2,200 1,415,282
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
1.375%, 8/30/28, MTN EUR 100 $ 109,508
BBSW3M+0.82%, FRN,
4.999%, 11/14/29(*),
MTN ............... AUD 2,800 1,786,506
New South Wales Treasury
Corp.
3.000%, 4/20/29 ..... AUD 300 187,067
1.750%, 3/20/34 ..... AUD 4,700 2,357,834
4.750%, 2/20/35 ..... AUD 4,800 3,057,084
2.250%, 5/7/41 ...... AUD 100 43,011
Optus Finance Pty, Ltd.
2.500%, 7/1/30, MTN . AUD 600 339,621
Queensland Treasury Corp.
BBSW3M+0.30%, FRN,
4.415%, 9/19/28(*) .... AUD 100 63,978
Ω 5.000%, 7/21/37 ..... AUD 100 62,765
Rio Tinto Finance USA, Ltd.
5.200%, 11/2/40 ..... 1,600 1,558,134
South Australian Government
Financing Authority
3.000%, 5/24/28 ..... AUD 210 132,268
1.750%, 5/24/34 ..... AUD 153 76,166
4.750%, 5/24/38 ..... AUD 470 287,046
Treasury Corp. of Victoria
5.500%, 11/17/26 .... AUD 200 131,832
1.500%, 11/20/30 .... AUD 250 139,220
2.250%, 9/15/33 ..... AUD 900 477,598
2.250%, 11/20/34 .... AUD 3,700 1,885,263
2.000%, 9/17/35 ..... AUD 4,270 2,062,612
2.000%, 11/20/37 .... AUD 4,040 1,800,909
5.250%, 9/15/38, MTN AUD 200 126,846
5.500%, 9/15/39 ..... AUD 100 64,525
United Overseas Bank, Ltd.
4.843%, 3/16/26 ..... AUD 1,800 1,154,065
Westpac Banking Corp.
SOFR+0.42%, FRN,
4.775%, 4/16/26(*) .... 2,300 2,299,244
SOFR+0.52%, FRN,
4.880%, 6/3/26(*) ..... 1,061 1,061,251
BBSW3M+0.98%, FRN,
5.154%, 2/16/28(*), MTN AUD 1,100 707,923
5.000%, 1/15/29, MTN AUD 1,500 985,658
SOFR+0.81%, FRN,
5.165%, 4/16/29(*) .... 100 100,301
BBSW3M+0.88%, FRN,
5.059%, 5/14/29(*) .... AUD 1,000 640,098
TOTAL AUSTRALIA ........ 50,091,019
AUSTRIA — (0.1%)
OMV AG
3.250%, 9/4/31, MTN . EUR 34 39,211

88
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
AUSTRIA — (Continued)
1.000%, 7/3/34, MTN . EUR 120 $ 111,935
3.750%, 9/4/36, MTN . EUR 100 115,106
TOTAL AUSTRIA .......... 266,252
BELGIUM — (0.5%)
Anheuser-Busch InBev SA/NV
2.750%, 3/17/36, MTN EUR 100 106,767
3.750%, 3/22/37, MTN EUR 500 571,103
Anheuser-Busch InBev
Worldwide, Inc.
4.375%, 4/15/38 ..... 169 154,454
5.450%, 1/23/39 ..... 1,165 1,180,501
4.950%, 1/15/42 ..... 280 260,492
Euroclear Investments SA
1.125%, 12/7/26 ..... EUR 200 222,207
Kingdom of Belgium Government
Bond
Ω 0.800%, 6/22/27 ..... EUR 532 591,569
TOTAL BELGIUM ......... 3,087,093
CANADA — (9.0%)
Alimentation Couche-Tard, Inc.
4.011%, 2/12/36 ..... EUR 1,400 1,581,973
American National Group, Inc.
Ω 6.144%, 6/13/32 ..... 150 151,523
Bank of Montreal
1.850%, 5/1/25, MTN . 82 82,000
SOFRINDX+0.62%,
FRN, 4.977%, 9/15/26(*) 2 1,998
SOFRINDX+1.16%, FRN,
5.518%, 12/11/26(*) ... 200 201,472
EUR003M+0.47%, FRN,
2.735%, 4/12/27(*) .... EUR 800 909,219
SOFRINDX+0.76%,
FRN, 5.120%, 6/4/27(*) 300 300,077
5.717%, 9/25/28 ..... 400 416,318
5.381%,
BBSW3M+1.27%,
6/27/29(*) ........... AUD 2,500 1,594,662
5.511%, 6/4/31 ...... 100 104,059
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.967%, 9/15/26(*) .... 158 157,811
SOFRINDX+0.78%,
FRN, 5.140%, 6/4/27(*) 300 299,639
EUR003M+0.53%, FRN,
3.041%, 6/10/27(*), MTN EUR 1,000 1,136,188
SOFRINDX+1.08%,
FRN, 5.436%, 8/1/29(*) 400 398,927
4.850%, 2/1/30 ...... 400 404,605
5.650%, 2/1/34 ...... 100 103,332
Brookfield Finance, Inc.
2.724%, 4/15/31 ..... 100 88,781
6.350%, 1/5/34 ...... 420 443,098
5.675%, 1/15/35 ..... 300 303,015
Face
Amount^
Value†
(000)
CANADA — (Continued)
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
5.580%, 10/2/26(*) .... 353 $ 355,134
EUR003M+0.70%, FRN,
2.874%, 1/29/27(*) .... EUR 1,000 1,141,082
SOFR+0.94%, FRN,
5.301%, 6/28/27(*) .... 350 350,156
3.600%, 4/7/32 ...... 100 91,841
6.092%, 10/3/33 ..... 623 661,373
Canadian National Railway Co.
4.400%, 5/10/33 ..... CAD 3,000 2,238,891
Canadian Natural Resources,
Ltd.
Ω 5.400%, 12/15/34 .... 200 194,042
5.850%, 2/1/35 ...... 265 263,882
6.500%, 2/15/37 ..... 1,018 1,041,246
6.250%, 3/15/38 ..... 1,882 1,895,875
6.750%, 2/1/39 ...... 200 210,700
Cenovus Energy, Inc.
5.250%, 6/15/37 ..... 555 522,595
6.750%, 11/15/39 .... 494 519,729
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 1/15/34 ..... 716 708,764
CPPIB Capital, Inc.
4.300%, 6/2/34 ...... CAD 1,700 1,293,110
Enbridge Energy Partners, LP
7.500%, 4/15/38 ..... 150 171,088
5.500%, 9/15/40 ..... 636 605,465
Fairfax Financial Holdings, Ltd.
5.625%, 8/16/32 ..... 50 50,813
6.000%, 12/7/33 ..... 800 831,212
Federation des Caisses
Desjardins du Quebec
EUR003M+0.55%, FRN,
2.813%, 1/17/26(*), MTN EUR 1,500 1,707,780
Kinross Gold Corp.
6.250%, 7/15/33 ..... 1,232 1,295,170
Magna International, Inc.
4.950%, 1/31/31 ..... CAD 2,000 1,496,257
4.375%, 3/17/32 ..... EUR 450 532,678
Province of British Columbia
Canada
3.200%, 6/18/32 ..... CAD 2,600 1,864,535
4.000%, 6/18/35 ..... CAD 3,000 2,203,641
Province of Manitoba Canada
4.850%, 8/28/34, MTN AUD 100 63,921
Province of Ontario Canada
4.150%, 6/2/34 ...... CAD 8,000 6,016,651
Province of Quebec Canada
3.250%, 9/1/32 ...... CAD 4,800 3,448,751
Rogers Communications, Inc.
7.500%, 8/15/38 ..... 224 256,305
4.500%, 3/15/42 ..... 350 293,249

89
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
4.500%, 3/15/43 ..... 250 $ 206,448
5.450%, 10/1/43 ..... 257 237,418
5.000%, 3/15/44 ..... 1,127 983,436
Royal Bank of Canada
SOFRINDX+1.08%,
FRN, 5.435%, 7/20/26(*) 100 100,697
SOFRINDX+0.95%,
FRN, 5.305%, 1/19/27(*) 100 100,306
5.228%, 6/24/30 ..... CAD 2,000 1,557,316
4.375%, 10/2/30, MTN EUR 300 363,258
Spectra Energy Partners, LP
5.950%, 9/25/43 ..... 50 47,597
Suncor Energy, Inc.
7.150%, 2/1/32 ...... 100 108,365
5.950%, 5/15/35 ..... 112 114,173
6.800%, 5/15/38 ..... 255 268,155
6.850%, 6/1/39 ...... 793 852,701
TELUS Corp.
4.850%, 4/5/44 ...... CAD 1,500 1,034,645
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.435%, 7/17/26(*) .... 271 272,412
SOFR+0.73%, FRN,
5.088%, 4/5/27(*) ..... 900 896,105
3.631%, 12/13/29, MTN EUR 100 116,383
SOFR+1.03%, FRN,
5.388%, 12/17/29(*) ... 200 198,596
1.952%, 4/8/30, MTN . EUR 100 107,254
2.450%, 1/12/32 ..... 120 103,433
5.298%, 1/30/32 ..... 100 101,901
3.200%, 3/10/32 ..... 903 808,547
# 4.456%, 6/8/32 ...... 145 140,970
3.129%, 8/3/32, MTN . EUR 100 111,086
TransCanada PipeLines, Ltd.
5.600%, 3/31/34 ..... 150 148,481
6.200%, 10/15/37 .... 570 583,489
7.625%, 1/15/39 ..... 251 288,082
6.100%, 6/1/40 ...... 512 516,069
Tucson Electric Power Co.
5.200%, 9/15/34 ..... 100 99,917
TOTAL CANADA .......... 51,471,873
CAYMAN ISLANDS — (0.1%)
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 .... EUR 610 610,847
TOTAL CAYMAN ISLANDS .. 610,847
DENMARK — (0.3%)
DSV Finance BV
3.375%, 11/6/34, MTN EUR 1,300 1,450,633
Nykredit Realkredit A/S
3.375%, 1/10/30, MTN EUR 100 114,219
TOTAL DENMARK ........ 1,564,852
Face
Amount^
Value†
(000)
FINLAND — (0.5%)
Nordea Bank Abp
3.625%, 3/15/34, MTN EUR 2,564 $ 2,934,164
TOTAL FINLAND .......... 2,934,164
FRANCE — (2.0%)
Banque Federative du Credit
Mutuel SA
4.375%, 5/2/30, MTN . EUR 300 356,587
4.750%, 11/10/31, MTN EUR 100 121,374
3.750%, 2/1/33, MTN . EUR 300 348,769
BNP Paribas SA
4.095%, 2/13/34, MTN EUR 800 929,213
Bouygues SA
3.250%, 6/30/37 ..... EUR 1,000 1,096,578
BPCE SA
0.250%, 1/14/31 ..... EUR 100 96,786
4.500%, 1/13/33, MTN EUR 600 715,443
Credit Agricole SA
4.000%, 1/18/33, MTN EUR 300 355,584
4.375%, 11/27/33, MTN EUR 900 1,073,579
Engie SA
4.250%, 9/6/34, MTN . EUR 100 119,029
3.875%, 3/6/36, MTN . EUR 800 920,414
French Republic Government
Bond OAT
Ω 1.000%, 5/25/27 ..... EUR 799 892,342
Holding d'Infrastructures de
Transport SASU
1.625%, 9/18/29, MTN EUR 200 213,684
4.250%, 3/18/30, MTN EUR 100 118,652
RCI Banque SA
3.375%, 7/26/29, MTN EUR 83 94,892
3.875%, 9/30/30, MTN EUR 347 400,605
4.125%, 4/4/31 ...... EUR 100 116,106
Societe Generale SA
0.250%, 7/8/27, MTN . EUR 100 108,126
Tikehau Capital SCA
6.625%, 3/14/30 ..... EUR 400 506,833
TotalEnergies Capital
International SA
2.986%, 6/29/41 ..... 250 178,923
Unibail-Rodamco-Westfield SE
3.875%, 9/11/34, MTN EUR 1,000 1,122,119
Vinci SA
EUR003M+0.25%, FRN,
2.789%, 5/13/26(*) .... EUR 1,100 1,250,269
Wendel SE
4.500%, 6/19/30 ..... EUR 400 476,285
TOTAL FRANCE .......... 11,612,192
GERMANY — (2.9%)
Bayer AG
4.625%, 5/26/33, MTN EUR 100 119,382
Bayer US Finance II LLC
Ω 4.200%, 7/15/34 ..... 438 387,686
Ω 5.500%, 7/30/35 ..... 50 48,087

90
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Ω 4.625%, 6/25/38 ..... 1,350 $ 1,156,800
Ω 4.400%, 7/15/44 ..... 500 374,895
Bayer US Finance LLC
Ω 6.500%, 11/21/33 .... 1,388 1,450,508
BMW Finance NV
3.625%, 5/22/35, MTN EUR 138 156,352
BMW US Capital LLC
Ω SOFRINDX+0.80%,
FRN, 5.160%, 8/13/26(*) 500 500,624
Ω 4.850%, 8/13/31 ..... 100 99,713
3.375%, 2/2/34, MTN . EUR 200 223,122
Ω
# 5.150%, 4/2/34 ...... 1,050 1,034,606
E.ON International Finance BV
Ω 6.650%, 4/30/38 ..... 100 108,225
E.ON SE
3.750%, 3/1/29, MTN . EUR 25 29,539
4.000%, 8/29/33, MTN EUR 700 835,070
3.750%, 1/15/36 ..... EUR 500 571,681
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 2/16/31 ..... 500 422,503
Heidelberg Materials AG
3.950%, 7/19/34 ..... EUR 1,180 1,364,169
Mercedes-Benz Finance North
America LLC
Ω 3.100%, 8/15/29 ..... 400 374,011
8.500%, 1/18/31 ..... 100 118,188
Ω 5.000%, 1/11/34 ..... 556 542,447
RWE Finance US LLC
Ω 5.875%, 4/16/34 ..... 474 482,468
Siemens
Financieringsmaatschappij NV
EUR003M+0.23%, FRN,
2.708%, 12/18/25(*) ... EUR 3,000 3,413,868
T-Mobile USA, Inc.
4.375%, 4/15/40 ..... 488 426,087
3.000%, 2/15/41 ..... 150 107,319
Volkswagen Bank GmbH
4.625%, 5/3/31, MTN . EUR 100 118,317
Volkswagen Financial Services
AG
0.375%, 2/12/30, MTN EUR 200 196,947
3.875%, 9/10/30 ..... EUR 122 140,912
3.875%, 11/19/31 .... EUR 300 340,410
Volkswagen Financial Services
NV
5.875%, 5/23/29, MTN GBP 100 135,547
Volkswagen Group of America
Finance LLC
Ω SOFR+0.83%, FRN,
5.189%, 3/20/26(*) .... 500 499,915
Volkswagen International
Finance NV
4.375%, 5/15/30, MTN EUR 100 118,308
Face
Amount^
Value†
(000)
GERMANY — (Continued)
1.250%, 9/23/32, MTN EUR 100 $ 94,861
Volkswagen Leasing GmbH
4.625%, 3/25/29, MTN EUR 100 119,670
4.000%, 4/11/31, MTN EUR 200 231,895
4.750%, 9/25/31, MTN EUR 423 506,234
TOTAL GERMANY ........ 16,850,366
HONG KONG — (0.1%)
Prudential Funding Asia PLC
3.125%, 4/14/30 ..... 400 376,226
TOTAL HONG KONG ...... 376,226
IRELAND — (1.1%)
Eaton Capital ULC
3.802%, 5/21/36 ..... 500 574,711
Experian Finance PLC
3.510%, 12/15/33, MTN 1,500 1,708,742
Medtronic Global Holdings SCA
2.250%, 3/7/39 ...... 400 378,873
1.500%, 7/2/39 ...... 800 681,067
Tyco Electronics Group SA
3.250%, 1/31/33 ..... EUR 2,500 2,825,895
TOTAL IRELAND .......... 6,169,288
ITALY — (1.8%)
Enel Finance International NV
Ω
# 6.800%, 9/15/37 ..... 260 281,146
Ω 6.000%, 10/7/39 ..... 897 909,096
Eni SpA
4.250%, 5/19/33, MTN EUR 1,200 1,426,850
3.875%, 1/15/34, MTN EUR 1,000 1,149,676
Ω 5.700%, 10/1/40 ..... 927 894,321
Intesa Sanpaolo SpA
3.625%, 10/16/30, MTN EUR 800 930,681
5.125%, 8/29/31, MTN EUR 250 312,600
5.625%, 3/8/33, MTN . EUR 350 445,260
6.625%, 5/31/33, MTN GBP 100 141,412
Italgas SpA
4.125%, 6/8/32, MTN . EUR 100 118,409
Snam SpA
1.000%, 9/12/34, MTN EUR 1,000 905,163
UniCredit SpA
4.000%, 3/5/34, MTN . EUR 2,460 2,875,876
TOTAL ITALY ............ 10,390,490
JAPAN — (3.8%)
7-Eleven, Inc.
Ω 2.500%, 2/10/41 ..... 512 332,526
American Honda Finance Corp.
SOFR+0.92%, FRN,
5.275%, 1/12/26(*) .... 177 177,523
SOFR+0.55%, FRN,
4.912%, 5/11/26(*) .... 100 99,882
SOFR+0.55%, FRN,
4.910%, 5/21/26(*) .... 63 62,920
SOFRINDX+0.72%,
FRN, 5.078%, 10/5/26(*) 150 150,044

91
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
JAPAN — (Continued)
SOFR+0.77%, FRN,
5.127%, 3/12/27(*) .... 100 $ 99,797
SOFR+0.71%, FRN,
5.067%, 7/9/27(*) ..... 750 747,905
SOFR+0.72%, FRN,
5.075%, 10/22/27(*) ... 100 99,402
4.900%, 1/10/34 ..... 300 294,462
5.200%, 3/5/35 ...... 100 99,766
Japan Government Ten Year
Bond
0.100%, 9/20/28 ..... JPY 278,400 1,909,511
Japan Government Thirty Year
Bond
2.300%, 6/20/35 ..... JPY 420,350 3,210,414
JT International Financial
Services BV
3.625%, 4/11/34, MTN EUR 2,986 3,352,724
Mizuho Financial Group, Inc.
4.608%, 8/28/30, MTN EUR 100 121,629
2.096%, 4/8/32, MTN . EUR 300 311,439
4.029%, 9/5/32, MTN . EUR 500 586,665
4.416%, 5/20/33, MTN EUR 250 300,762
3.980%, 5/21/34, MTN EUR 100 116,205
Nomura Holdings, Inc.
2.679%, 7/16/30 ..... 400 357,381
NTT Finance Corp.
0.342%, 3/3/30 ...... EUR 100 101,044
ORIX Corp.
3.447%, 10/22/31, MTN EUR 3,886 4,385,150
Protective Life Corp.
Ω 3.400%, 1/15/30 ..... 83 78,595
8.450%, 10/15/39 .... 130 159,773
Sumitomo Mitsui Financial
Group, Inc.
SOFR+0.88%, FRN,
5.237%, 1/14/27(*) .... 1,508 1,512,504
Sumitomo Mitsui Trust Bank, Ltd.
Ω 5.350%, 3/7/34 ...... 1,000 1,018,012
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
5.009%, 3/19/27(*) .... 27 27,000
Toyota Motor Finance
Netherlands BV
EUR003M+0.68%, FRN,
2.823%, 2/9/27(*) ..... EUR 2,100 2,396,530
TOTAL JAPAN ............ 22,109,565
LUXEMBOURG — (1.8%)
ArcelorMittal SA
3.500%, 12/13/31, MTN EUR 600 671,115
6.800%, 11/29/32 .... 401 431,747
6.000%, 6/17/34 ..... 655 670,593
European Investment Bank
SONIO/N+0.34%, FRN,
4.822%, 3/12/26(*) .... GBP 2,761 3,694,375
Face
Amount^
Value†
(000)
LUXEMBOURG — (Continued)
JAB Holdings BV
5.000%, 6/12/33 ..... EUR 1,200 $ 1,454,004
4.375%, 4/25/34 ..... EUR 600 695,719
2.250%, 12/19/39 .... EUR 500 428,121
Prologis International Funding
II SA
3.700%, 10/7/34, MTN 1,100 1,236,326
SELP Finance Sarl
3.750%, 1/16/32, MTN EUR 698 792,974
TOTAL LUXEMBOURG ..... 10,074,974
NETHERLANDS — (1.5%)
Cooperatieve Rabobank UA
SOFRINDX+0.89%, FRN,
5.245%, 10/17/29(*) ... 3,010 3,003,342
4.000%, 1/10/30, MTN EUR 300 355,980
3.822%, 7/26/34, MTN EUR 100 115,662
ING Groep NV
4.050%, 4/9/29 ...... 1,000 979,141
Koninklijke KPN NV
5.750%, 9/17/29, MTN GBP 200 276,942
3.875%, 2/16/36, MTN EUR 1,100 1,259,818
Koninklijke Philips NV
4.250%, 9/8/31, MTN . EUR 300 357,799
6.875%, 3/11/38 ..... 465 503,880
5.000%, 3/15/42 ..... 260 232,289
Stellantis NV
3.500%, 9/19/30, MTN 900 1,008,135
4.250%, 6/16/31, MTN 360 414,992
TOTAL NETHERLANDS .... 8,507,980
NEW ZEALAND — (0.0%)
ASB Bank, Ltd.
0.250%, 9/8/28, MTN . EUR 100 104,810
TOTAL NEW ZEALAND ..... 104,810
NORWAY — (0.7%)
Aker BP ASA
4.000%, 5/29/32, MTN EUR 2,400 2,739,738
Ω 6.000%, 6/13/33 ..... 400 401,663
Ω 5.125%, 10/1/34 ..... 676 631,527
Equinor ASA
1.250%, 2/17/27, MTN EUR 200 222,919
TOTAL NORWAY ......... 3,995,847
PHILIPPINES — (0.2%)
Asian Development Bank
SONIO/N+1.00%, FRN,
5.480%, 5/23/29(*), MTN GBP 700 960,441
TOTAL PHILIPPINES ...... 960,441
SPAIN — (1.0%)
Banco Bilbao Vizcaya Argentaria
SA
3.875%, 1/15/34, MTN EUR 800 939,191
Banco Santander SA
1.000%, 11/4/31, MTN EUR 100 97,915

92
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
SPAIN — (Continued)
3.750%, 1/9/34, MTN . EUR 200 $ 232,647
CaixaBank SA
4.375%, 11/29/33, MTN EUR 1,000 1,211,436
Merlin Properties Socimi SA
1.875%, 12/4/34 ..... EUR 100 96,084
New York State Electric & Gas
Corp.
Ω 5.850%, 8/15/33 ..... 190 197,333
Ω 5.300%, 8/15/34 ..... 100 100,126
Santander Holdings USA, Inc.
3.450%, 6/2/25 ...... 534 533,048
Telefonica Emisiones SA
5.445%, 10/8/29, MTN GBP 350 479,162
4.055%, 1/24/36, MTN EUR 200 230,785
7.045%, 6/20/36 ..... 1,390 1,539,582
4.665%, 3/6/38 ...... 325 293,217
TOTAL SPAIN ............ 5,950,526
SUPRANATIONAL — (2.4%)
Asian Development Bank
2.875%, 5/6/25 ...... 50 49,988
SOFRINDX+1.00%,
FRN, 5.360%, 8/27/26(*) 50 50,485
SOFRINDX+1.00%,
FRN, 5.360%, 4/6/27(*) 1,300 1,317,550
SOFRINDX+0.30%,
FRN, 4.657%, 6/20/28(*) 139 138,838
Asian Infrastructure Investment
Bank (The)
Ω SOFRINDX+0.62%,
FRN, 4.981%, 8/16/27(*) 84 84,573
European Bank for
Reconstruction & Development
SOFRINDX+0.19%,
FRN, 4.545%, 4/14/26(*) 304 303,815
SOFRINDX+0.33%,
FRN, 4.691%, 2/20/28(*) 2,600 2,601,818
SOFRINDX+0.30%,
FRN, 4.661%, 2/16/29(*) 1,136 1,134,681
Inter-American Development
Bank
SOFRINDX+0.35%,
FRN, 4.711%, 10/4/27(*) 300 300,131
SOFRINDX+0.27%,
FRN, 4.627%, 3/20/28(*) 692 690,879
SOFRINDX+0.30%,
FRN, 4.661%, 2/15/29(*) 300 299,424
SOFRINDX+0.37%,
FRN, 4.726%, 8/1/29(*) 173 173,144
4.748%, SOFR+0.39%,
3/13/30(*) ........... 100 99,995
International Bank for
Reconstruction & Development
SOFRINDX+0.37%,
FRN, 4.727%, 1/12/27(*) 64 64,125
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.27%,
FRN, 4.627%, 6/15/27(*) 5,300 $ 5,299,783
SOFRINDX+0.30%,
FRN, 4.661%, 5/15/28(*) 508 508,066
SOFRINDX+0.29%, FRN,
4.651%, 11/22/28(*) ... 300 299,109
SOFRINDX+0.30%,
FRN, 4.655%, 1/24/29(*) 538 536,535
International Finance Corp.
4.724%,
SOFRINDX+0.36%,
8/28/29(*) ........... 80 79,952
TOTAL SUPRANATIONAL .. 14,032,891
SWEDEN — (0.9%)
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.536%, 5/3/27(*) ..... EUR 1,927 2,191,639
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
5.607%, 6/15/26(*) .... 1,700 1,710,344
Volvo Treasury AB
EUR003M+0.50%, FRN,
2.862%, 1/9/26(*) ..... EUR 1,200 1,366,426
TOTAL SWEDEN .......... 5,268,409
SWITZERLAND — (0.2%)
Glencore Capital Finance DAC
4.154%, 4/29/31, MTN EUR 800 938,483
TOTAL SWITZERLAND ..... 938,483
UNITED KINGDOM — (4.4%)
Ashtead Capital, Inc.
Ω 5.950%, 10/15/33 .... 1,306 1,321,100
Ω 5.800%, 4/15/34 ..... 785 786,429
AstraZeneca PLC
6.450%, 9/15/37 ..... 323 360,308
Barclays PLC
3.250%, 1/17/33, MTN GBP 100 112,832
BAT Capital Corp.
7.750%, 10/19/32 .... 118 134,869
6.000%, 2/20/34 ..... 285 297,839
4.390%, 8/15/37 ..... 921 807,590
3.734%, 9/25/40 ..... 223 170,677
7.079%, 8/2/43 ...... 461 494,387
BAT International Finance PLC
2.250%, 6/26/28, MTN GBP 300 370,966
BP Capital Markets BV
4.323%, 5/12/35, MTN 800 953,420
BP Capital Markets PLC
1.104%, 11/15/34 .... 1,000 905,172
British Telecommunications PLC
4.250%, 1/6/33, MTN . EUR 750 895,447
Cadent Finance PLC
0.625%, 3/19/30, MTN EUR 100 101,045

93
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
Centrica PLC
4.375%, 3/13/29, MTN GBP 300 $ 393,326
Diageo Finance PLC
EUR003M+0.30%, FRN,
2.726%, 6/20/26(*) .... EUR 1,300 1,478,506
HSBC Holdings PLC
# 6.100%, 1/14/42 ..... 1,100 1,160,517
Imperial Brands Finance PLC
3.875%, 2/12/34, MTN EUR 1,000 1,109,945
Ω 5.875%, 7/1/34 ...... 1,738 1,763,328
Lloyds Bank Corporate Markets
PLC
4.125%, 5/30/27, MTN EUR 119 139,696
LSEGA Financing PLC
Ω 3.200%, 4/6/41 ...... 1,050 791,616
Motability Operations Group PLC
3.875%, 1/24/34, MTN EUR 2,300 2,643,167
National Gas Transmission PLC
4.250%, 4/5/30, MTN . EUR 250 297,680
National Grid Electricity
Distribution West Midlands PLC
5.750%, 4/16/32, MTN GBP 100 136,678
National Grid North America, Inc.
4.668%, 9/12/33, MTN EUR 1,450 1,771,774
National Grid PLC
3.245%, 3/30/34, MTN EUR 200 218,844
Nationwide Building Society
3.250%, 9/5/29, MTN . EUR 100 115,399
NatWest Markets PLC
5.899%, 8/23/28, MTN AUD 1,500 1,000,218
RELX Capital, Inc.
1.300%, 5/12/25 ..... EUR 100 113,642
Reynolds American, Inc.
5.700%, 8/15/35 ..... 33 33,197
7.250%, 6/15/37 ..... 338 370,418
7.000%, 8/4/41 ...... 424 441,948
6.150%, 9/15/43 ..... 388 382,107
Southern Gas Networks PLC
3.500%, 10/16/30, MTN EUR 100 114,286
SSE PLC
6.250%, 8/27/38, MTN GBP 750 1,030,828
UBS AG
EUR003M+0.35%, FRN,
2.615%, 4/12/26(*) .... EUR 2,000 2,273,943
TOTAL UNITED KINGDOM .. 25,493,144
UNITED STATES — (50.2%)
AbbVie, Inc.
4.400%, 11/6/42 ..... 100 87,048
AES Corp. (The)
# 2.450%, 1/15/31 ..... 162 138,660
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Aetna, Inc.
6.625%, 6/15/36 ..... 150 $ 159,137
6.750%, 12/15/37 .... 73 77,921
4.500%, 5/15/42 ..... 50 40,670
Affiliated Managers Group, Inc.
3.500%, 8/1/25 ...... 400 398,629
5.500%, 8/20/34 ..... 665 647,737
AGCO Corp.
5.800%, 3/21/34 ..... 1,252 1,243,647
Alabama Power Co.
6.000%, 3/1/39 ...... 50 53,191
5.500%, 3/15/41 ..... 105 102,559
5.200%, 6/1/41 ...... 170 156,978
4.100%, 1/15/42 ..... 262 213,276
Albemarle Corp.
# 5.050%, 6/1/32 ...... 1,300 1,197,001
Allegion PLC
3.500%, 10/1/29 ..... 80 75,951
Allstate Corp. (The)
# 5.550%, 5/9/35 ...... 1,950 2,003,145
4.500%, 6/15/43 ..... 252 212,379
Ally Financial, Inc.
# 8.000%, 11/1/31 ..... 2,017 2,233,627
8.000%, 11/1/31 ..... 950 1,043,459
Altria Group, Inc.
3.125%, 6/15/31 ..... 200 221,486
6.875%, 11/1/33 ..... 220 242,009
5.800%, 2/14/39 ..... 305 302,302
3.400%, 2/4/41 ...... 1,193 858,481
4.250%, 8/9/42 ...... 1,147 907,864
4.500%, 5/2/43 ...... 557 449,851
American Express Co.
SOFR+0.76%, FRN,
5.120%, 2/13/26(*) .... 529 530,084
SOFRINDX+0.65%,
FRN, 5.005%, 11/4/26(*) 250 249,471
8.150%, 3/19/38 ..... 130 160,690
American Medical Systems
Europe BV
3.250%, 3/8/34 ...... 857 954,319
American Tower Corp.
1.875%, 10/15/30 .... 90 77,448
4.625%, 5/16/31 ..... 200 242,698
4.100%, 5/16/34, MTN 600 701,808
Amgen, Inc.
5.600%, 3/2/43 ...... 550 535,110
Aon Corp.
6.250%, 9/30/40 ..... 200 212,771
Aon Global, Ltd.
4.250%, 12/12/42 .... 160 129,114
APA Corp.
Ω 4.250%, 1/15/30 ..... 100 93,509
Ω 6.100%, 2/15/35 ..... 100 93,554
Ω 5.100%, 9/1/40 ...... 200 164,575

94
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Appalachian Power Co.
6.375%, 4/1/36 ...... 50 $ 52,442
7.000%, 4/1/38 ...... 181 201,668
Apple, Inc.
2.375%, 2/8/41 ...... 200 138,524
3.850%, 5/4/43 ...... 100 82,907
Ares Capital Corp.
3.200%, 11/15/31 .... 100 85,209
5.800%, 3/8/32 ...... 935 913,427
Arizona Public Service Co.
4.500%, 4/1/42 ...... 100 84,004
Arrow Electronics, Inc.
2.950%, 2/15/32 ..... 450 385,787
5.875%, 4/10/34 ..... 2,018 2,028,730
Assured Guaranty US Holdings,
Inc.
# 3.150%, 6/15/31 ..... 975 886,836
AT&T, Inc.
4.500%, 5/15/35 ..... 80 75,476
4.850%, 3/1/39 ...... 10 9,283
5.350%, 9/1/40 ...... 372 356,113
6.375%, 3/1/41 ...... 442 457,451
3.500%, 6/1/41 ...... 190 145,885
5.550%, 8/15/41 ..... 100 96,527
4.650%, 6/1/44 ...... 600 498,654
Athene Holding, Ltd.
6.650%, 2/1/33 ...... 539 572,212
# 5.875%, 1/15/34 ..... 839 849,604
Atmos Energy Corp.
5.900%, 11/15/33 .... 522 555,056
AutoNation, Inc.
2.400%, 8/1/31 ...... 140 117,568
3.850%, 3/1/32 ...... 100 89,886
5.890%, 3/15/35 ..... 305 301,485
AvalonBay Communities, Inc.
# 5.300%, 12/7/33 ..... 600 607,125
Avnet, Inc.
3.000%, 5/15/31 ..... 450 391,627
5.500%, 6/1/32 ...... 1,813 1,778,747
Baker Hughes Holdings LLC
5.125%, 9/15/40 ..... 100 94,856
Bank of America Corp.
5.875%, 2/7/42 ...... 480 494,881
4.875%, 4/1/44, MTN . 100 90,961
Baxter International, Inc.
3.950%, 4/1/30 ...... 80 77,129
Berkshire Hathaway Energy Co.
6.125%, 4/1/36 ...... 1,504 1,585,668
5.950%, 5/15/37 ..... 232 243,590
6.500%, 9/15/37 ..... 22 24,163
5.150%, 11/15/43 .... 479 446,273
Black Hills Corp.
6.150%, 5/15/34 ..... 857 888,699
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.000%, 1/15/35 ..... 100 $ 103,280
Blue Owl Finance LLC
3.125%, 6/10/31 ..... 150 131,012
Boardwalk Pipelines, LP
5.625%, 8/1/34 ...... 650 643,771
Boeing Co. (The)
3.300%, 3/1/35 ...... 100 80,371
3.550%, 3/1/38 ...... 148 114,527
3.500%, 3/1/39 ...... 450 339,051
6.875%, 3/15/39 ..... 787 844,005
5.875%, 2/15/40 ..... 450 440,876
Booking Holdings, Inc.
3.750%, 3/1/36 ...... 2,000 2,251,177
Booz Allen Hamilton, Inc.
5.950%, 8/4/33 ...... 100 100,777
Boston Properties, LP
3.400%, 6/21/29 ..... 2 1,875
2.900%, 3/15/30 ..... 150 135,806
# 3.250%, 1/30/31 ..... 350 315,319
2.550%, 4/1/32 ...... 808 664,844
2.450%, 10/1/33 ..... 500 391,289
# 6.500%, 1/15/34 ..... 1,200 1,258,034
5.750%, 1/15/35 ..... 835 823,493
BP Capital Markets America, Inc.
4.812%, 2/13/33 ..... 300 294,437
5.227%, 11/17/34 .... 550 549,553
3.060%, 6/17/41 ..... 1,362 980,886
Bristol-Myers Squibb Co.
6.125%, 5/1/38 ...... 100 105,218
# 4.125%, 6/15/39 ..... 300 263,188
5.250%, 8/15/43 ..... 58 54,190
Brixmor Operating Partnership,
LP
4.125%, 5/15/29 ..... 50 48,735
5.500%, 2/15/34 ..... 450 449,789
Broadcom, Inc.
Ω 3.469%, 4/15/34 ..... 90 79,073
Ω 3.500%, 2/15/41 ..... 282 218,763
Broadstone Net Lease LLC
2.600%, 9/15/31 ..... 407 342,869
Brown & Brown, Inc.
2.375%, 3/15/31 ..... 90 77,676
Brunswick Corp.
2.400%, 8/18/31 ..... 577 470,442
4.400%, 9/15/32 ..... 1,100 987,248
Cadence Design Systems, Inc.
4.700%, 9/10/34 ..... 3,000 2,939,252
Camden Property Trust
4.900%, 1/15/34 ..... 1,100 1,083,003
Capital One Financial Corp.
3.800%, 1/31/28 ..... 374 366,844
1.650%, 6/12/29 ..... 100 106,741
Carrier Global Corp.
3.377%, 4/5/40 ...... 400 312,500

95
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Caterpillar Financial Services
Corp.
SOFR+0.52%, FRN,
4.881%, 5/14/27(*) .... 155 $ 154,758
CBRE Services, Inc.
5.950%, 8/15/34 ..... 475 490,662
CenterPoint Energy Resources
Corp.
4.400%, 7/1/32 ...... 311 299,764
5.400%, 3/1/33 ...... 100 102,436
CF Industries, Inc.
4.950%, 6/1/43 ...... 1,020 869,830
5.375%, 3/15/44 ..... 510 457,825
Charles Schwab Corp. (The)
SOFRINDX+0.52%,
FRN, 4.880%, 5/13/26(*) 100 99,913
SOFRINDX+1.05%,
FRN, 5.410%, 3/3/27(*) 882 886,242
1.950%, 12/1/31 ..... 96 80,634
Choice Hotels International, Inc.
3.700%, 12/1/29 ..... 50 46,882
Cigna Group (The)
5.125%, 5/15/31 ..... 245 250,234
5.400%, 3/15/33 ..... 350 358,152
5.250%, 2/15/34 ..... 506 510,072
4.800%, 8/15/38 ..... 1,529 1,420,148
3.200%, 3/15/40 ..... 810 615,302
6.125%, 11/15/41 .... 550 566,908
5.375%, 2/15/42 ..... 50 46,492
Cincinnati Financial Corp.
6.125%, 11/1/34 ..... 1,300 1,365,714
Citigroup, Inc.
6.875%, 3/5/38 ...... 100 110,603
6.800%, 6/25/38, MTN 1,500 2,218,113
8.125%, 7/15/39 ..... 1,838 2,273,493
5.875%, 1/30/42 ..... 116 117,554
Citizens Financial Group, Inc.
2.500%, 2/6/30 ...... 100 89,381
CNA Financial Corp.
5.500%, 6/15/33 ..... 245 248,449
5.125%, 2/15/34 ..... 850 838,998
CNO Financial Group, Inc.
5.250%, 5/30/25 ..... 23 22,999
5.250%, 5/30/29 ..... 400 400,300
6.450%, 6/15/34 ..... 1,150 1,186,462
Comcast Corp.
3.250%, 9/26/32 ..... 200 225,004
5.650%, 6/15/35 ..... 400 415,546
3.900%, 3/1/38 ...... 275 235,599
3.250%, 11/1/39 ..... 100 77,389
3.750%, 4/1/40 ...... 230 188,613
4.650%, 7/15/42 ..... 360 314,711
Conagra Brands, Inc.
5.300%, 11/1/38 ..... 880 833,038
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
ConocoPhillips Co.
5.000%, 1/15/35 ..... 118 $ 116,143
3.758%, 3/15/42 ..... 333 258,170
Consolidated Edison Co. of New
York, Inc.
5.500%, 3/15/34 ..... 100 103,571
6.300%, 8/15/37 ..... 250 270,172
5.500%, 12/1/39 ..... 100 99,837
4.200%, 3/15/42 ..... 200 166,318
3.950%, 3/1/43 ...... 200 159,159
4.450%, 3/15/44 ..... 690 586,214
Constellation Energy Generation
LLC
6.250%, 10/1/39 ..... 600 623,744
5.750%, 10/1/41 ..... 150 146,014
5.600%, 6/15/42 ..... 750 716,515
Continental Resources, Inc.
Ω 2.875%, 4/1/32 ...... 1,828 1,464,025
4.900%, 6/1/44 ...... 1,545 1,193,182
COPT Defense Properties, LP
2.900%, 12/1/33 ..... 746 599,563
Corebridge Financial, Inc.
3.850%, 4/5/29 ...... 300 290,754
6.050%, 9/15/33 ..... 72 74,904
4.350%, 4/5/42 ...... 100 81,599
Cox Communications, Inc.
Ω 5.700%, 6/15/33 ..... 300 301,755
Ω 5.450%, 9/1/34 ...... 900 884,415
Ω
# 4.800%, 2/1/35 ...... 1,120 1,046,980
Ω 8.375%, 3/1/39 ...... 773 933,084
Ω 4.700%, 12/15/42 .... 263 211,640
Ω 4.500%, 6/30/43 ..... 200 157,572
Crown Castle, Inc.
3.300%, 7/1/30 ...... 83 76,790
CSL Finance PLC
Ω 4.250%, 4/27/32 ..... 100 95,838
Ω 4.625%, 4/27/42 ..... 799 700,234
CSX Corp.
6.220%, 4/30/40 ..... 450 478,934
5.500%, 4/15/41 ..... 100 98,198
4.750%, 5/30/42 ..... 534 480,498
CVS Health Corp.
5.250%, 2/21/33 ..... 100 99,150
4.780%, 3/25/38 ..... 719 648,447
6.125%, 9/15/39 ..... 759 768,003
4.125%, 4/1/40 ...... 512 416,607
5.300%, 12/5/43 ..... 384 343,035
6.000%, 6/1/44 ...... 698 676,075
DCP Midstream Operating, LP
Ω 6.450%, 11/3/36 ..... 100 101,008
Ω 6.750%, 9/15/37 ..... 688 700,657
Dell International LLC/EMC Corp.
3.375%, 12/15/41 .... 100 71,737

96
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Dell, Inc.
6.500%, 4/15/38 ..... 429 $ 445,271
5.400%, 9/10/40 ..... 50 45,802
DENTSPLY SIRONA, Inc.
3.250%, 6/1/30 ...... 100 89,224
Devon Energy Corp.
7.950%, 4/15/32 ..... 331 367,749
5.200%, 9/15/34 ..... 306 286,910
5.600%, 7/15/41 ..... 1,712 1,504,296
4.750%, 5/15/42 ..... 1,805 1,426,740
Dick's Sporting Goods, Inc.
3.150%, 1/15/32 ..... 620 542,962
Discover Financial Services
6.700%, 11/29/32 .... 595 634,511
Dollar General Corp.
5.000%, 11/1/32 ..... 100 98,200
# 5.450%, 7/5/33 ...... 572 576,937
Dominion Energy, Inc.
7.000%, 6/15/38 ..... 245 272,390
4.050%, 9/15/42 ..... 200 156,926
Dow Chemical Co. (The)
4.250%, 10/1/34 ..... 80 71,466
5.250%, 11/15/41 .... 180 159,872
4.375%, 11/15/42 .... 500 393,815
Duke Energy Carolinas LLC
6.100%, 6/1/37 ...... 1,723 1,817,823
Duke Energy Corp.
3.750%, 4/1/31 ...... 100 115,322
3.850%, 6/15/34 ..... 200 224,881
Duquesne Light Holdings, Inc.
Ω 2.532%, 10/1/30 ..... 220 193,588
Ω 2.775%, 1/7/32 ...... 50 42,908
DXC Capital Funding DAC
0.950%, 9/15/31, MTN 100 95,015
Eastman Chemical Co.
5.750%, 3/8/33 ...... 421 430,594
5.625%, 2/20/34 ..... 100 99,643
4.800%, 9/1/42 ...... 100 85,160
eBay, Inc.
4.000%, 7/15/42 ..... 341 270,054
Elevance Health, Inc.
5.500%, 10/15/32 .... 100 103,306
4.750%, 2/15/33 ..... 175 171,999
5.375%, 6/15/34 ..... 393 398,006
5.950%, 12/15/34 .... 100 105,225
5.200%, 2/15/35 ..... 463 463,393
5.850%, 1/15/36 ..... 123 128,435
6.375%, 6/15/37 ..... 618 665,944
4.625%, 5/15/42 ..... 960 832,317
4.650%, 1/15/43 ..... 609 530,220
5.100%, 1/15/44 ..... 1,070 973,500
4.650%, 8/15/44 ..... 555 478,911
Energy Transfer, LP
6.550%, 12/1/33 ..... 150 157,907
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.900%, 3/15/35 ..... 150 $ 139,860
5.800%, 6/15/38 ..... 262 255,061
7.500%, 7/1/38 ...... 379 421,294
6.850%, 2/15/40 ..... 100 106,173
6.050%, 6/1/41 ...... 578 554,913
6.500%, 2/1/42 ...... 771 764,004
6.100%, 2/15/42 ..... 238 230,144
4.950%, 1/15/43 ..... 89 73,643
5.150%, 2/1/43 ...... 414 353,434
5.950%, 10/1/43 ..... 268 248,712
Enterprise Products Operating
LLC
5.750%, 3/1/35 ...... 100 102,353
7.550%, 4/15/38 ..... 560 664,475
6.125%, 10/15/39 .... 237 249,699
6.450%, 9/1/40 ...... 193 208,373
5.950%, 2/1/41 ...... 599 604,261
5.700%, 2/15/42 ..... 650 639,568
4.850%, 8/15/42 ..... 300 267,451
4.450%, 2/15/43 ..... 837 703,299
4.850%, 3/15/44 ..... 1,126 995,442
EPR Properties
4.950%, 4/15/28 ..... 100 98,834
3.750%, 8/15/29 ..... 100 93,576
3.600%, 11/15/31 .... 500 442,037
Equifax, Inc.
3.100%, 5/15/30 ..... 83 76,654
Equinix, Inc.
2.150%, 7/15/30 ..... 490 433,429
Equitable Holdings, Inc.
5.594%, 1/11/33 ..... 100 102,119
ERAC USA Finance LLC
Ω 4.900%, 5/1/33 ...... 300 296,186
ERP Operating, LP
4.500%, 7/1/44 ...... 150 127,969
Exelon Corp.
4.950%, 6/15/35 ..... 100 95,611
5.625%, 6/15/35 ..... 74 74,712
Extra Space Storage, LP
2.550%, 6/1/31 ...... 100 86,685
5.400%, 2/1/34 ...... 100 99,126
Exxon Mobil Corp.
1.408%, 6/26/39 ..... 1,200 986,102
FedEx Corp.
Ω 4.100%, 4/15/43 ..... 50 38,003
Fidelity National Information
Services, Inc.
3.100%, 3/1/41 ...... 130 92,508
Fifth Third Bancorp
2.550%, 5/5/27 ...... 70 67,388
First American Financial Corp.
4.000%, 5/15/30 ..... 100 94,660
5.450%, 9/30/34 ..... 650 628,404

97
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Fiserv, Inc.
4.500%, 5/24/31 ..... 350 $ 419,558
Flex, Ltd.
4.875%, 6/15/29 ..... 50 49,644
5.250%, 1/15/32 ..... 456 448,028
FMC Corp.
5.650%, 5/18/33 ..... 751 723,551
Fortune Brands Innovations, Inc.
5.875%, 6/1/33 ...... 414 425,706
Fox Corp.
6.500%, 10/13/33 .... 554 589,316
5.476%, 1/25/39 ..... 2,541 2,439,897
Freeport-McMoRan, Inc.
5.450%, 3/15/43 ..... 165 152,553
GATX Corp.
6.050%, 3/15/34 ..... 794 825,570
6.900%, 5/1/34 ...... 366 402,178
5.200%, 3/15/44 ..... 500 444,553
General Dynamics Corp.
4.250%, 4/1/40 ...... 300 265,951
General Electric Co.
5.000%, 4/1/35 ...... 264 241,692
6.600%, 4/1/36 ...... 1,072 1,100,916
5.150%, 4/1/38 ...... 450 404,884
6.250%, 10/2/43 ..... 823 776,271
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
5.399%, 2/26/27(*) .... 50 49,470
SOFRINDX+1.35%,
FRN, 5.704%, 5/8/27(*) 85 84,233
SOFRINDX+1.05%,
FRN, 5.405%, 7/15/27(*) 534 524,801
4.000%, 7/10/30, MTN 100 114,996
5.625%, 4/4/32 ...... 100 99,232
6.100%, 1/7/34 ...... 257 258,254
5.950%, 4/4/34 ...... 268 266,774
Georgia Power Co.
4.950%, 5/17/33 ..... 100 99,746
4.750%, 9/1/40 ...... 400 365,041
4.300%, 3/15/42 ..... 260 220,245
4.300%, 3/15/43 ..... 575 483,208
Gilead Sciences, Inc.
5.100%, 6/15/35 ..... 100 100,360
4.600%, 9/1/35 ...... 800 769,885
4.000%, 9/1/36 ...... 100 90,339
5.650%, 12/1/41 ..... 450 449,723
4.800%, 4/1/44 ...... 990 886,703
GlaxoSmithKline Capital, Inc.
6.375%, 5/15/38 ..... 1,300 1,431,072
Global Payments, Inc.
4.875%, 3/17/31 ..... 100 118,871
# 5.400%, 8/15/32 ..... 366 363,926
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Globe Life, Inc.
5.850%, 9/15/34 ..... 200 $ 204,130
Goldman Sachs Group, Inc.
(The)
2.000%, 11/1/28, MTN 262 290,663
1.250%, 2/7/29, MTN . 125 133,896
6.250%, 2/1/41 ...... 2,091 2,182,098
Halliburton Co.
4.850%, 11/15/35 .... 400 376,467
6.700%, 9/15/38 ..... 450 484,682
7.450%, 9/15/39 ..... 780 889,787
4.500%, 11/15/41 .... 200 165,059
4.750%, 8/1/43 ...... 1,383 1,157,060
Hasbro, Inc.
6.050%, 5/14/34 ..... 1,391 1,411,882
6.350%, 3/15/40 ..... 1,855 1,856,391
5.100%, 5/15/44 ..... 305 261,312
HCA, Inc.
5.450%, 4/1/31 ...... 22 22,421
5.500%, 6/1/33 ...... 75 75,480
7.500%, 11/6/33 ..... 700 789,258
5.600%, 4/1/34 ...... 359 360,843
5.450%, 9/15/34 ..... 300 297,674
4.375%, 3/15/42 ..... 710 577,981
Healthcare Realty Holdings, LP
3.100%, 2/15/30 ..... 400 367,229
2.400%, 3/15/30 ..... 100 87,978
2.050%, 3/15/31 ..... 150 124,864
Helmerich & Payne, Inc.
Ω
# 4.850%, 12/1/29 ..... 200 188,959
2.900%, 9/29/31 ..... 581 481,782
Ω
# 5.500%, 12/1/34 ..... 1,115 982,222
Hess Corp.
6.000%, 1/15/40 ..... 70 73,241
Highwoods Realty, LP
4.200%, 4/15/29 ..... 100 95,358
3.050%, 2/15/30 ..... 100 89,196
2.600%, 2/1/31 ...... 400 339,377
7.650%, 2/1/34 ...... 880 963,754
Home Depot, Inc. (The)
SOFR+0.33%, FRN,
4.689%, 12/24/25(*) ... 1,000 999,400
3.300%, 4/15/40 ..... 150 118,461
Honeywell International, Inc.
4.125%, 11/2/34 ..... 400 471,182
3.750%, 3/1/36 ...... 1,278 1,440,152
Host Hotels & Resorts, LP
3.375%, 12/15/29 .... 233 214,841
2.900%, 12/15/31 .... 50 42,723
5.700%, 7/1/34 ...... 1,250 1,230,045
5.500%, 4/15/35 ..... 600 579,342
Howmet Aerospace, Inc.
# 5.950%, 2/1/37 ...... 1,000 1,040,816

98
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
HP, Inc.
2.650%, 6/17/31 ..... 90 $ 77,915
# 6.000%, 9/15/41 ..... 888 868,693
Huntsman International LLC
4.500%, 5/1/29 ...... 400 377,038
2.950%, 6/15/31 ..... 250 205,984
Hyatt Hotels Corp.
5.375%, 12/15/31 .... 100 99,399
5.750%, 3/30/32 ..... 100 100,164
5.500%, 6/30/34 ..... 310 301,121
IBM International Capital Pte,
Ltd.
5.250%, 2/5/44 ...... 2,715 2,561,013
Intel Corp.
# 5.200%, 2/10/33 ..... 300 294,789
4.600%, 3/25/40 ..... 400 339,779
2.800%, 8/12/41 ..... 250 161,770
4.800%, 10/1/41 ..... 1,115 925,960
4.250%, 12/15/42 .... 700 537,817
5.625%, 2/10/43 ..... 1,035 954,789
International Business Machines
Corp.
0.650%, 2/11/32 ..... 100 95,531
3.750%, 2/6/35 ...... 400 460,282
4.150%, 5/15/39 ..... 300 260,262
5.600%, 11/30/39 .... 100 101,279
4.000%, 6/20/42 ..... 369 300,737
International Flavors &
Fragrances, Inc.
Ω 3.268%, 11/15/40 .... 2,815 2,021,237
Interpublic Group of Cos., Inc.
(The)
3.375%, 3/1/41 ...... 1,047 755,786
Interstate Power and Light Co.
5.700%, 10/15/33 .... 460 473,686
4.950%, 9/30/34 ..... 100 97,324
6.250%, 7/15/39 ..... 100 105,775
Invitation Homes Operating
Partnership, LP
5.450%, 8/15/30 ..... 132 135,453
5.500%, 8/15/33 ..... 430 430,061
J.M. Smucker Co. (The)
4.250%, 3/15/35 ..... 480 442,087
Jackson Financial, Inc.
3.125%, 11/23/31 .... 656 564,636
5.670%, 6/8/32 ...... 550 550,071
Jacobs Engineering Group, Inc.
5.900%, 3/1/33 ...... 705 716,991
Janus Henderson US Holdings,
Inc.
5.450%, 9/10/34 ..... 1,050 1,005,965
Jefferies Financial Group, Inc.
6.450%, 6/8/27 ...... 70 72,369
2.625%, 10/15/31 .... 550 463,650
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.750%, 10/15/32 .... 100 $ 81,881
6.200%, 4/14/34 ..... 836 847,124
6.250%, 1/15/36 ..... 781 788,074
6.500%, 1/20/43 ..... 392 385,017
6.625%, 10/23/43 .... 265 262,832
Jersey Central Power & Light Co.
Ω 5.100%, 1/15/35 ..... 1,100 1,084,136
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.958%, 6/11/27(*) .... 100 100,061
Johnson & Johnson
4.500%, 9/1/40 ...... 165 155,746
JPMorgan Chase Bank NA
SOFR+1.00%, FRN,
5.358%, 12/8/26(*) .... 750 753,935
Juniper Networks, Inc.
2.000%, 12/10/30 .... 90 77,285
Kellanova
3.750%, 5/16/34 ..... 1,100 1,274,652
Kemper Corp.
3.800%, 2/23/32 ..... 450 400,646
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%,
FRN, 5.237%, 3/15/27(*) 160 160,402
Kimco Realty OP LLC
6.400%, 3/1/34 ...... 401 428,266
Kinder Morgan Energy Partners,
LP
7.750%, 3/15/32 ..... 100 113,407
5.800%, 3/15/35 ..... 534 539,858
6.500%, 2/1/37 ...... 52 54,029
6.950%, 1/15/38, MTN 570 616,036
6.500%, 9/1/39 ...... 41 42,411
6.550%, 9/15/40 ..... 278 285,952
7.500%, 11/15/40 .... 291 327,159
6.375%, 3/1/41 ...... 233 235,234
5.625%, 9/1/41 ...... 85 78,936
5.000%, 8/15/42 ..... 254 219,715
4.700%, 11/1/42 ..... 160 131,752
5.000%, 3/1/43 ...... 579 499,802
5.500%, 3/1/44 ...... 181 164,857
Kraft Heinz Foods Co.
5.000%, 7/15/35 ..... 77 76,142
6.875%, 1/26/39 ..... 424 469,457
5.000%, 6/4/42 ...... 600 543,136
Kroger Co. (The)
5.000%, 4/15/42 ..... 100 92,140
5.150%, 8/1/43 ...... 756 693,783
Kyndryl Holdings, Inc.
6.350%, 2/20/34 ..... 1,500 1,547,711
4.100%, 10/15/41 .... 600 452,297
Lazard Group LLC
3.625%, 3/1/27 ...... 70 68,324
6.000%, 3/15/31 ..... 450 463,383

99
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Lear Corp.
3.500%, 5/30/30 ..... 145 $ 134,754
Legg Mason, Inc.
5.625%, 1/15/44 ..... 381 367,055
Liberty Mutual Group, Inc.
4.625%, 12/2/30 ..... 1,280 1,550,927
Lincoln National Corp.
3.400%, 3/1/32 ...... 150 133,622
5.852%, 3/15/34 ..... 400 407,048
6.300%, 10/9/37 ..... 100 102,631
7.000%, 6/15/40 ..... 700 773,523
LKQ Corp.
6.250%, 6/15/33 ..... 650 670,547
Lockheed Martin Corp.
4.850%, 9/15/41 ..... 50 45,470
Lowe's Cos., Inc.
5.000%, 4/15/40 ..... 100 93,256
LPL Holdings, Inc.
6.000%, 5/20/34 ..... 500 508,711
5.650%, 3/15/35 ..... 200 197,768
LYB International Finance III LLC
3.375%, 10/1/40 ..... 1,050 752,514
Marathon Petroleum Corp.
6.500%, 3/1/41 ...... 1,772 1,779,146
Markel Group, Inc.
5.000%, 3/30/43 ..... 50 44,165
Marriott International, Inc.
5.300%, 5/15/34 ..... 100 98,552
Mars, Inc.
Ω 4.750%, 4/20/33 ..... 343 339,357
Ω 3.875%, 4/1/39 ...... 76 65,523
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%,
FRN, 5.054%, 11/8/27(*) 100 99,857
Merck & Co., Inc.
3.900%, 3/7/39 ...... 100 86,771
MetLife, Inc.
5.700%, 6/15/35 ..... 1,000 1,048,558
# 5.875%, 2/6/41 ...... 1,050 1,073,239
4.125%, 8/13/42 ..... 105 87,046
4.875%, 11/13/43 .... 100 90,257
Micron Technology, Inc.
5.875%, 9/15/33 ..... 74 75,735
3.366%, 11/1/41 ..... 445 316,007
Mid-America Apartments, LP
5.300%, 2/15/32 ..... 100 102,400
4.950%, 3/1/35 ...... 152 148,187
Mississippi Power Co.
4.250%, 3/15/42 ..... 1,128 939,635
Molson Coors Beverage Co.
# 5.000%, 5/1/42 ...... 100 90,884
Morgan Stanley
6.375%, 7/24/42 ..... 450 483,161
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Mosaic Co. (The)
5.625%, 11/15/43 .... 810 $ 766,525
Motorola Solutions, Inc.
5.600%, 6/1/32 ...... 413 427,138
MPLX, LP
4.500%, 4/15/38 ..... 1,250 1,074,195
Mylan, Inc.
5.400%, 11/29/43 .... 750 596,373
National Fuel Gas Co.
2.950%, 3/1/31 ...... 840 743,816
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.40%, FRN,
4.760%, 12/3/25(*), MTN 120 119,837
SOFR+0.80%, FRN,
5.155%, 2/5/27(*) ..... 315 314,951
8.000%, 3/1/32 ...... 100 116,965
NBCUniversal Media LLC
6.400%, 4/30/40 ..... 140 150,908
5.950%, 4/1/41 ...... 244 249,743
4.450%, 1/15/43 ..... 711 603,776
Newmont Corp.
5.875%, 4/1/35 ...... 123 130,007
6.250%, 10/1/39 ..... 500 536,587
4.875%, 3/15/42 ..... 631 572,925
5.450%, 6/9/44 ...... 600 574,156
NextEra Energy Capital
Holdings, Inc.
4.850%, 4/30/31 ..... 3,000 2,288,540
5.250%, 3/15/34 ..... 1,202 1,198,012
NiSource, Inc.
5.950%, 6/15/41 ..... 350 350,590
NNN REIT, Inc.
5.600%, 10/15/33 .... 423 428,312
Northern Trust Corp.
3.150%, 5/3/29 ...... 400 384,111
NOV, Inc.
3.950%, 12/1/42 ..... 1,100 770,262
Nucor Corp.
6.400%, 12/1/37 ..... 89 97,459
Oklahoma Gas and Electric Co.
5.400%, 1/15/33 ..... 1,000 1,020,260
5.850%, 6/1/40 ...... 50 50,550
5.250%, 5/15/41 ..... 150 143,432
ONEOK Partners, LP
6.650%, 10/1/36 ..... 300 316,308
6.850%, 10/15/37 .... 250 264,491
6.125%, 2/1/41 ...... 610 598,569
6.200%, 9/15/43 ..... 150 144,029
ONEOK, Inc.
6.100%, 11/15/32 .... 400 415,392
6.000%, 6/15/35 ..... 458 460,909
Oracle Corp.
6.500%, 4/15/38 ..... 102 109,021

100
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.600%, 4/1/40 ...... 510 $ 397,513
5.375%, 7/15/40 ..... 1,931 1,832,031
3.650%, 3/25/41 ..... 404 308,769
Ovintiv, Inc.
7.375%, 11/1/31 ..... 14 15,013
6.250%, 7/15/33 ..... 984 969,818
6.500%, 8/15/34 ..... 900 893,129
6.625%, 8/15/37 ..... 564 548,863
6.500%, 2/1/38 ...... 915 875,070
PayPal Holdings, Inc.
2.850%, 10/1/29 ..... 400 376,129
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 6.200%, 6/15/30 ..... 401 424,071
Pfizer Investment Enterprises
Pte, Ltd.
5.110%, 5/19/43 ..... 178 167,206
Pfizer, Inc.
7.200%, 3/15/39 ..... 925 1,081,151
5.600%, 9/15/40 ..... 50 50,207
Philip Morris International, Inc.
5.625%, 9/7/33 ...... 279 289,438
5.250%, 2/13/34 ..... 199 201,016
4.900%, 11/1/34 ..... 200 197,091
6.375%, 5/16/38 ..... 545 592,643
4.375%, 11/15/41 .... 1,068 914,035
4.500%, 3/20/42 ..... 346 299,143
3.875%, 8/21/42 ..... 1,390 1,103,411
4.125%, 3/4/43 ...... 1,129 924,162
4.875%, 11/15/43 .... 453 406,519
Phillips 66 Co.
5.250%, 6/15/31 ..... 100 101,924
5.300%, 6/30/33 ..... 450 445,372
4.650%, 11/15/34 .... 450 419,704
# 4.950%, 3/15/35 ..... 1,002 944,462
5.875%, 5/1/42 ...... 2,260 2,164,742
Plains All American Pipeline, LP/
PAA Finance Corp.
6.650%, 1/15/37 ..... 1,213 1,275,415
5.150%, 6/1/42 ...... 1,125 965,711
4.300%, 1/31/43 ..... 1,028 785,219
4.700%, 6/15/44 ..... 300 239,213
PNC Financial Services Group,
Inc. (The)
3.450%, 4/23/29 ..... 400 386,401
2.550%, 1/22/30 ..... 116 105,939
PPG Industries, Inc.
5.500%, 11/15/40 .... 50 50,010
Principal Financial Group, Inc.
5.375%, 3/15/33 ..... 711 724,109
6.050%, 10/15/36 .... 210 224,702
4.625%, 9/15/42 ..... 150 132,324
Progress Energy, Inc.
6.000%, 12/1/39 ..... 173 176,496
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Prologis Euro Finance LLC
4.625%, 5/23/33 ..... 200 $ 245,470
4.000%, 5/5/34 ...... 100 115,915
Prudential Financial, Inc.
5.700%, 12/14/36, MTN 400 416,590
6.625%, 12/1/37, MTN 200 220,926
Public Storage Operating Co.
3.385%, 5/1/29 ...... 400 386,824
0.875%, 1/24/32 ..... 910 870,211
PulteGroup, Inc.
6.375%, 5/15/33 ..... 393 414,746
PVH Corp.
4.125%, 7/16/29 ..... 100 115,233
Quanta Services, Inc.
3.050%, 10/1/41 ..... 1,010 699,721
Realty Income Corp.
# 4.850%, 3/15/30 ..... 29 29,342
5.625%, 10/13/32 .... 100 103,163
2.850%, 12/15/32 .... 120 103,436
1.800%, 3/15/33 ..... 200 157,356
1.750%, 7/13/33 ..... 100 100,530
4.900%, 7/15/33 ..... 170 167,074
# 5.125%, 2/15/34 ..... 750 745,695
5.125%, 7/6/34 ...... 1,800 2,243,401
5.250%, 9/4/41 ...... 271 324,125
Reinsurance Group of America,
Inc.
6.000%, 9/15/33 ..... 506 524,310
5.750%, 9/15/34 ..... 200 202,652
Royalty Pharma PLC
5.400%, 9/2/34 ...... 450 446,868
3.300%, 9/2/40 ...... 1,710 1,255,989
RTX Corp.
4.450%, 11/16/38 .... 473 428,970
4.500%, 6/1/42 ...... 585 508,137
Ryder System, Inc.
6.600%, 12/1/33 ..... 220 237,729
Sempra
6.000%, 10/15/39 .... 300 297,895
Sempra Infrastructure Partners,
LP
Ω 3.250%, 1/15/32 ..... 566 473,734
Simon Property Group, LP
2.250%, 1/15/32 ..... 575 490,687
6.250%, 1/15/34 ..... 1,400 1,499,378
4.750%, 9/26/34 ..... 978 935,067
6.750%, 2/1/40 ...... 536 596,472
# 4.750%, 3/15/42 ..... 550 484,990
Southern Co. Gas Capital Corp.
5.750%, 9/15/33 ..... 200 206,298
4.950%, 9/15/34 ..... 150 145,755
5.875%, 3/15/41 ..... 300 299,832
4.400%, 6/1/43 ...... 610 504,845

101
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Southern Power Co.
# 5.150%, 9/15/41 ..... 50 $ 46,244
Southwest Gas Corp.
4.050%, 3/15/32 ..... 108 101,155
Southwestern Electric Power Co.
5.300%, 4/1/33 ...... 600 597,296
Stanley Black & Decker, Inc.
2.300%, 3/15/30 ..... 301 262,092
3.000%, 5/15/32 ..... 466 396,528
5.200%, 9/1/40 ...... 810 739,294
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.820%, 11/25/26(*) ... 1,000 998,944
State Street Corp.
SOFR+0.64%, FRN,
4.995%, 10/22/27(*) ... 75 74,723
Store Capital LLC
2.750%, 11/18/30 .... 100 87,790
Sun Communities Operating, LP
2.700%, 7/15/31 ..... 50 43,693
4.200%, 4/15/32 ..... 683 641,014
5.700%, 1/15/33 ..... 122 124,797
Sutter Health
1.321%, 8/15/25 ..... 100 99,001
Synchrony Financial
2.875%, 10/28/31 .... 650 550,737
Tanger Properties, LP
3.875%, 7/15/27 ..... 145 142,572
2.750%, 9/1/31 ...... 200 172,183
Tapestry, Inc.
5.500%, 3/11/35 ..... 200 194,782
Targa Resources Corp.
6.125%, 3/15/33 ..... 409 420,891
TD SYNNEX Corp.
6.100%, 4/12/34 ..... 50 50,285
Timken Co. (The)
4.125%, 5/23/34 ..... 1,600 1,773,103
T-Mobile USA, Inc.
3.850%, 5/8/36 ...... 800 907,781
Toll Brothers Finance Corp.
3.800%, 11/1/29 ..... 400 383,133
Tyson Foods, Inc.
5.700%, 3/15/34 ..... 100 102,246
5.150%, 8/15/44 ..... 150 134,432
UnitedHealth Group, Inc.
4.950%, 1/15/32 ..... 366 369,413
5.350%, 2/15/33 ..... 100 102,477
5.000%, 4/15/34 ..... 100 99,331
5.150%, 7/15/34 ..... 100 100,320
5.800%, 3/15/36 ..... 200 208,433
6.875%, 2/15/38 ..... 200 227,169
3.500%, 8/15/39 ..... 200 160,299
2.750%, 5/15/40 ..... 400 284,867
5.700%, 10/15/40 .... 100 100,246
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.950%, 2/15/41 ..... 300 $ 306,052
3.050%, 5/15/41 ..... 800 580,335
4.250%, 3/15/43 ..... 100 83,307
5.500%, 7/15/44 ..... 500 485,038
Unum Group
5.750%, 8/15/42 ..... 500 478,148
Valero Energy Corp.
# 6.625%, 6/15/37 ..... 1,247 1,294,881
Ventas Realty, LP
4.750%, 11/15/30 .... 77 76,946
5.700%, 9/30/43 ..... 339 324,721
Verizon Communications, Inc.
4.400%, 11/1/34 ..... 62 58,496
5.850%, 9/15/35 ..... 200 208,917
4.272%, 1/15/36 ..... 490 449,547
5.250%, 3/16/37 ..... 200 197,943
2.875%, 1/15/38 ..... 500 506,769
4.812%, 3/15/39 ..... 950 885,976
2.650%, 11/20/40 .... 931 654,456
3.400%, 3/22/41 ..... 1,261 961,847
2.850%, 9/3/41 ...... 750 524,298
3.850%, 11/1/42 ..... 125 98,932
6.550%, 9/15/43 ..... 400 432,642
Viatris, Inc.
2.300%, 6/22/27 ..... 103 97,064
2.700%, 6/22/30 ..... 500 432,850
3.850%, 6/22/40 ..... 2,205 1,546,349
Virginia Electric and Power Co.
5.000%, 4/1/33 ...... 182 180,681
5.000%, 1/15/34 ..... 100 98,432
6.000%, 1/15/36 ..... 450 470,478
6.000%, 5/15/37 ..... 688 717,587
6.350%, 11/30/37 .... 381 407,970
8.875%, 11/15/38 .... 1,078 1,409,731
4.000%, 1/15/43 ..... 300 238,415
4.650%, 8/15/43 ..... 415 358,752
4.450%, 2/15/44 ..... 512 429,637
Voya Financial, Inc.
5.700%, 7/15/43 ..... 523 497,487
W.P. Carey, Inc.
3.850%, 7/15/29 ..... 400 386,896
4.250%, 7/23/32 ..... 1,660 1,940,545
3.700%, 11/19/34 .... 205 225,562
Walt Disney Co. (The)
6.650%, 11/15/37 .... 100 112,805
6.900%, 8/15/39 ..... 200 229,282
6.150%, 2/15/41 ..... 435 458,591
Warnermedia Holdings, Inc.
4.279%, 3/15/32 ..... 350 299,698
5.050%, 3/15/42 ..... 350 263,817
Wells Fargo & Co.
1.000%, 2/2/27, MTN . 100 110,444
0.625%, 3/25/30, MTN 200 200,136
0.625%, 8/14/30 ..... 200 198,050

102
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.375%, 2/7/35 ...... 341 $ 345,940
Wells Fargo Bank NA
SOFR+0.80%, FRN,
5.156%, 8/1/25(*) ..... 500 500,329
Welltower OP LLC
6.500%, 3/15/41 ..... 100 106,914
Western Union Co. (The)
2.750%, 3/15/31 ..... 300 259,919
# 6.200%, 11/17/36 .... 1,521 1,527,262
6.200%, 6/21/40 ..... 700 681,891
Whirlpool Corp.
4.700%, 5/14/32 ..... 200 170,933
5.500%, 3/1/33 ...... 150 137,143
# 5.750%, 3/1/34 ...... 1,587 1,463,278
5.150%, 3/1/43, MTN . 200 157,342
Williams Cos., Inc. (The)
6.300%, 4/15/40 ..... 1,521 1,581,858
5.800%, 11/15/43 .... 650 626,112
5.400%, 3/4/44 ...... 100 91,565
5.750%, 6/24/44 ..... 100 95,767
Wisconsin Power and Light Co.
4.950%, 4/1/33 ...... 306 303,518
Xcel Energy, Inc.
4.800%, 9/15/41 ..... 160 136,575
TOTAL UNITED STATES ... 288,788,934
TOTAL BONDS ........... 541,650,666
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
U.S. TREASURY OBLIGATIONS
— (2.5%)
U.S. Treasury Bonds
2.000%, 11/15/41 ..... 85 $ 58,965
3.875%, 5/15/43 ...... 280 252,798
U.S. Treasury Notes
USBMMY3M + 0.13%,
FRN, 4.391% 7/31/25(*) 683 683,012
USBMMY3M + 0.25%,
FRN, 4.511% 1/31/26(*) 4,000 4,004,666
USBMMY3M + 0.15%,
FRN, 4.416% 4/30/26(*) 9,377 9,378,703
USBMMY3M + 0.21%,
FRN, 4.471% 10/31/26(*) 187 187,168
TOTAL U.S. TREASURY
OBLIGATIONS ............ 14,565,312
TOTAL INVESTMENT
SECURITIES — ( 96.7% )
(Cost $551,403,166) ....... 556,215,978
Shares Value†
SECURITIES LENDING
COLLATERAL — (3.3%)
@§
The DFA Short Term
Investment Fund ...... 1,630,603 18,857,925
TOTAL INVESTMENTS
— (100.0%)
(Cost $570,261,091) ....... $ 575,073,903
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $42,268,416 which represented 7.5% of the net assets of the Fund.
As of April 30, 2025, Dimensional Global Credit ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
CAD 2,188,750 USD 1,531,411 Citigroup 05/02/25 $ 53,148
CAD 791,019 USD 570,280 Citigroup 05/07/25 2,534
CAD 3,300,904 USD 2,388,098 Citigroup 05/07/25 2,242
EUR 1,143,024 USD 1,238,589 State Street Bank and Trust 05/15/25 61,797
EUR 908,995 USD 956,025 State Street Bank and Trust 05/15/25 78,113
EUR 1,107,575 USD 1,212,413 State Street Bank and Trust 05/15/25 47,643
EUR 539,091 USD 585,578 State Street Bank and Trust 05/15/25 27,730
CAD 2,482,513 USD 1,743,173 Citigroup 05/16/25 55,388

103
Dimensional Global Credit ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
CAD 1,774,931 USD 1,261,951 Citigroup 05/22/25 $ 24,380
JPY 13,288,804 USD 92,925 Citigroup 05/23/25 466
JPY 95,949,980 USD 672,770 Citigroup 05/23/25 1,547
GBP 96,418 USD 125,179 Citigroup 06/16/25 3,628
USD 1,116,410 EUR 976,885 State Street Bank and Trust 06/17/25 2,655
USD 43,331,418 EUR 37,786,133 State Street Bank and Trust 07/24/25 150,251
USD 1,957,200 EUR 1,704,313 State Street Bank and Trust 07/25/25 9,430
USD 1,160,845 EUR 1,013,692 State Street Bank and Trust 07/25/25 2,349
AUD 1,542,188 USD 985,378 State Street Bank and Trust 07/28/25 2,439
Total Appreciation $525,740
USD 262,363 CAD 362,798 Citigroup 05/02/25 $ (287)
USD 124,174 JPY 18,017,426 Citigroup 05/02/25 (2,140)
USD 2,133,594 CAD 3,015,053 Citigroup 05/02/25 (49,171)
USD 2,216,106 CAD 3,133,891 Citigroup 05/02/25 (52,692)
USD 427,372 CAD 616,969 Citigroup 05/02/25 (19,287)
USD 93,489 JPY 13,622,393 Citigroup 05/02/25 (2,013)
USD 331,190 AUD 524,238 Citigroup 05/02/25 (4,243)
USD 2,719,048 CAD 3,946,174 State Street Bank and Trust 05/02/25 (137,807)
USD 1,661,148 AUD 2,684,508 State Street Bank and Trust 05/02/25 (56,531)
USD 7,125,453 CAD 10,059,227 State Street Bank and Trust 05/07/25 (158,908)
USD 9,115,902 AUD 14,507,275 State Street Bank and Trust 05/12/25 (167,547)
USD 1,085,863 EUR 1,029,344 Citigroup 05/15/25 (85,192)
USD 55,983 EUR 53,133 Citigroup 05/15/25 (4,465)
USD 40,932,058 EUR 39,263,504 State Street Bank and Trust 05/15/25 (3,736,900)
USD 1,459,988 EUR 1,397,945 State Street Bank and Trust 05/15/25 (130,414)
USD 1,698,813 CAD 2,413,136 Citigroup 05/16/25 (49,485)
USD 6,365,499 CAD 9,061,057 State Street Bank and Trust 05/16/25 (199,164)
USD 7,283,326 CAD 10,311,542 State Street Bank and Trust 05/22/25 (189,673)
USD 3,756,601 JPY 559,019,859 Citigroup 05/23/25 (172,075)
USD 273,808 JPY 39,053,244 Citigroup 05/30/25 (873)
USD 1,705,840 JPY 245,955,702 State Street Bank and Trust 06/06/25 (25,463)
USD 280,855 GBP 211,008 Citigroup 06/16/25 (1,035)
USD 424,593 GBP 320,826 RBC Dominion Securities 06/16/25 (4,007)
USD 9,631,664 GBP 7,443,900 State Street Bank and Trust 06/16/25 (312,828)
USD 1,552,609 EUR 1,429,184 Citigroup 06/17/25 (76,816)
USD 944,704 EUR 829,523 RBC Dominion Securities 06/17/25 (1,041)
USD 2,259,494 EUR 2,054,675 State Street Bank and Trust 06/17/25 (83,058)
USD 2,544,046 EUR 2,356,762 State Street Bank and Trust 06/17/25 (142,917)
USD 2,198,298 EUR 2,016,083 State Street Bank and Trust 06/17/25 (100,255)
USD 1,404,197 EUR 1,292,034 State Street Bank and Trust 06/17/25 (68,861)
USD 789,760 EUR 719,734 State Street Bank and Trust 06/17/25 (30,815)
USD 2,440,702 EUR 2,245,114 State Street Bank and Trust 06/17/25 (118,970)
USD 1,732,345 EUR 1,596,583 State Street Bank and Trust 06/17/25 (87,932)
USD 6,444,478 CAD 8,886,135 State Street Bank and Trust 06/30/25 (8,472)
USD 1,615,792 EUR 1,416,538 State Street Bank and Trust 07/11/25 (1,724)
USD 14,313,207 EUR 12,854,475 State Street Bank and Trust 07/11/25 (365,051)
USD 9,259,550 AUD 14,544,795 State Street Bank and Trust 07/16/25 (55,200)
USD 602,584 EUR 528,797 Citigroup 07/25/25 (1,750)
USD 2,029,902 EUR 1,776,247 Citigroup 07/25/25 (77)
USD 9,630,850 AUD 15,067,935 State Street Bank and Trust 07/28/25 (20,609)
USD 2,053,332 AUD 3,208,746 Citigroup 07/31/25 (2,054)
Total (Depreciation) $(6,727,802)
Total Appreciation (Depreciation) $(6,202,062)

104
Dimensional Global Credit ETF
continued
See accompanying Notes to Financial Statements.
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 50,091,019 $ — $ 50,091,019
Austria .............................. — 266,252 — 266,252
Belgium ............................. — 3,087,093 — 3,087,093
Canada ............................. — 51,471,873 — 51,471,873
Cayman Islands ....................... — 610,847 — 610,847
Denmark ............................ — 1,564,852 — 1,564,852
Finland .............................. — 2,934,164 — 2,934,164
France .............................. — 11,612,192 — 11,612,192
Germany ............................ — 16,850,366 — 16,850,366
Hong Kong ........................... — 376,226 — 376,226
Ireland .............................. — 6,169,288 — 6,169,288
Italy ................................ — 10,390,490 — 10,390,490
Japan ............................... — 22,109,565 — 22,109,565
Luxembourg .......................... — 10,074,974 — 10,074,974
Netherlands .......................... — 8,507,980 — 8,507,980
New Zealand ......................... — 104,810 — 104,810
Norway .............................. — 3,995,847 — 3,995,847
Philippines ........................... — 960,441 — 960,441
Spain ............................... — 5,950,526 — 5,950,526
Supranational ......................... — 14,032,891 — 14,032,891
Sweden ............................. — 5,268,409 — 5,268,409
Switzerland ........................... — 938,483 — 938,483
United Kingdom ....................... — 25,493,144 — 25,493,144
United States ......................... — 288,788,934 — 288,788,934
U.S. Treasury Obligations ................. — 14,565,312 — 14,565,312
Securities Lending Collateral ............... — 18,857,925 — 18,857,925
Total Investments ........................ $— $575,073,903 $— $575,073,903
Financial Instruments
Assets
Forward Currency Contracts** .............. — 525,740 — 525,740
Liabilities
Forward Currency Contracts** .............. — (6,727,802) — (6,727,802)
Total Other Financial Instruments ........... $– $(6,202,062) $– $(6,202,062)
**
Valued at the unrealized appreciation (depreciation) on the investment.

105
Dimensional Ultrashort Fixed Income ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Face
Amount ^ Value†
(000)
BONDS — (63.9%)
AUSTRALIA — (6.4%)
Australia & New Zealand
Banking Group, Ltd.
Ω SOFR+0.75%, FRN,
5.109%, 7/3/25(*) ..... 440 $ 440,368
Ω SOFR+0.64%, FRN,
4.999%, 10/3/25(*) .... 3,525 3,526,441
Ω SOFR+0.56%, FRN,
4.918%, 3/18/26(*) .... 3,220 3,221,995
Ω SOFR+0.81%, FRN,
5.165%, 1/18/27(*) .... 6,111 6,133,550
Commonwealth Bank of Australia
Ω SOFR+0.40%, FRN,
4.758%, 7/7/25(*) ..... 6,526 6,527,432
Ω SOFR+0.63%, FRN,
4.987%, 9/12/25(*) .... 6,132 6,138,308
Ω SOFR+0.75%, FRN,
5.107%, 3/13/26(*) .... 3,391 3,400,060
SOFR+0.75%, FRN,
5.107%, 3/13/26(*) .... 3,000 3,008,015
Ω SOFR+0.52%, FRN,
4.877%, 6/15/26(*) .... 76 76,039
Ω SOFR+0.46%, FRN,
4.819%, 11/27/26(*) ... 4,447 4,444,283
SOFR+0.46%, FRN,
4.819%, 11/27/26(*) ... 3,388 3,385,930
Glencore Funding LLC
Ω 5.111%,
SOFRINDX+0.75%,
10/1/26(*) ........... 7,400 7,392,367
Macquarie Bank, Ltd.
Ω SOFR+1.20%, FRN,
5.558%, 12/7/26(*) .... 200 201,420
National Australia Bank, Ltd.
SOFR+0.76%, FRN,
5.120%, 5/13/25(*) .... 500 500,083
Ω SOFR+0.76%, FRN,
5.120%, 5/13/25(*) .... 674 674,113
SOFR+0.86%, FRN,
5.218%, 6/9/25(*) ..... 290 290,120
Ω SOFR+0.86%, FRN,
5.218%, 6/9/25(*) ..... 1,863 1,863,774
Ω SOFR+0.65%, FRN,
5.008%, 12/10/25(*) ... 2,433 2,436,753
Westpac Banking Corp.
SOFR+1.00%, FRN,
5.359%, 8/26/25(*) .... 2,196 2,201,572
SOFR+0.72%, FRN,
5.081%, 11/17/25(*) ... 375 375,649
SOFR+0.42%, FRN,
4.775%, 4/16/26(*) .... 8,896 8,893,078
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
SOFR+0.52%, FRN,
4.880%, 6/3/26(*) ..... 3,912 $ 3,912,926
SOFR+0.46%, FRN,
4.815%, 10/20/26(*) ... 5,362 5,361,834
TOTAL AUSTRALIA ........ 74,406,110
CANADA — (4.9%)
Bank of Montreal, ADR
3.700%, 6/7/25, MTN . 300 299,649
SOFRINDX+1.06%,
FRN, 5.418%, 6/7/25(*) 800 800,629
SOFRINDX+0.95%,
FRN, 5.310%, 9/25/25(*) 3,695 3,701,026
SOFRINDX+1.33%,
FRN, 5.688%, 6/5/26(*) 195 196,423
SOFRINDX+0.62%,
FRN, 4.977%, 9/15/26(*) 1,100 1,098,683
SOFRINDX+1.16%, FRN,
5.518%, 12/11/26(*) ... 3,180 3,203,403
Bank of Nova Scotia (The)
SOFRINDX+1.09%,
FRN, 5.447%, 6/12/25(*) 1,149 1,150,040
SOFRINDX+0.55%,
FRN, 4.905%, 3/2/26(*) 2,340 2,339,902
SOFR+0.61%, FRN,
4.967%, 9/15/26(*) .... 300 299,640
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
5.580%, 10/2/26(*) .... 6,300 6,338,081
Canadian Natural Resources,
Ltd.
2.050%, 7/15/25 ..... 2,550 2,534,846
CDP Financial, Inc.
Ω SOFRINDX+0.40%,
FRN, 4.761%, 5/19/25(*) 300 300,028
SOFRINDX+0.40%,
FRN, 4.761%, 5/19/25(*) 800 800,076
0.875%, 6/10/25 ..... 650 647,446
CPPIB Capital, Inc.
SOFR+1.25%, FRN,
5.608%, 3/11/26(*) .... 4,220 4,255,617
Element Fleet Management
Corp.
Ω 3.850%, 6/15/25 ..... 3,367 3,360,256
Magna International, Inc.
4.150%, 10/1/25 ..... 2,400 2,392,571
Province of Quebec Canada
0.600%, 7/23/25 ..... 2,600 2,576,819
Royal Bank of Canada
SOFRINDX+0.57%,
FRN, 4.926%, 4/27/26(*) 2,225 2,228,155

106
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
CANADA — (Continued)
SOFRINDX+1.08%,
FRN, 5.435%, 7/20/26(*) 4,957 $ 4,991,568
4.946%,
SOFRINDX+0.59%,
11/2/26(*), MTN ...... 300 299,324
SOFRINDX+0.95%,
FRN, 5.305%, 1/19/27(*) 2,544 2,551,796
SOFRINDX+0.71%,
FRN, 5.065%, 1/21/27(*) 600 600,810
Toronto-Dominion Bank (The)
3.766%, 6/6/25 ...... 188 187,822
SOFR+1.02%, FRN,
5.378%, 6/6/25(*) ..... 1,527 1,528,130
1.150%, 6/12/25 ..... 3,400 3,385,946
SOFR+0.48%, FRN,
4.837%, 10/10/25(*) ... 850 850,211
SOFR+1.08%, FRN,
5.435%, 7/17/26(*) .... 3,661 3,680,069
SOFR+0.59%, FRN,
4.948%, 9/10/26(*) .... 200 199,656
SOFR+0.62%, FRN,
4.978%, 12/17/26(*) ... 524 522,851
SOFR+0.73%, FRN,
5.088%, 4/5/27(*) ..... 100 99,567
TransCanada PipeLines, Ltd.
4.875%, 1/15/26 ..... 49 48,960
TOTAL CANADA .......... 57,470,000
CHINA — (0.4%)
Asian Infrastructure Investment
Bank (The)
SOFR+0.22%, FRN,
4.577%, 4/15/26(*), MTN 4,500 4,499,527
TOTAL CHINA ............ 4,499,527
FINLAND — (0.0%)
Nordea Bank Abp
Ω SOFR+0.96%, FRN,
5.318%, 6/6/25(*) ..... 249 249,169
TOTAL FINLAND .......... 249,169
FRANCE — (1.1%)
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%,
FRN, 5.755%, 7/13/26(*) 450 455,067
Ω SOFR+1.13%, FRN,
5.485%, 1/23/27(*) .... 500 501,680
BPCE SA
Ω SOFR+0.96%, FRN,
5.319%, 9/25/25(*) .... 1,495 1,495,640
Ω 5.100%, 1/26/26 ..... 550 550,979
Credit Agricole SA
Ω SOFR+1.29%, FRN,
5.648%, 7/5/26(*) ..... 2,714 2,729,462
Ω SOFR+0.87%, FRN,
5.228%, 3/11/27(*) .... 1,410 1,411,027
Face
Amount^ Value†
(000)
FRANCE — (Continued)
Societe Generale SA
5.460%, SOFR+1.10%,
2/19/27(*) ........... 6,200 $ 6,177,208
TOTAL FRANCE .......... 13,321,063
GERMANY — (2.5%)
Bayer US Finance II LLC
Ω 5.500%, 8/15/25 ..... 400 400,026
BMW US Capital LLC
Ω SOFRINDX+0.62%,
FRN, 4.982%, 8/11/25(*) 2,700 2,700,898
Ω SOFRINDX+0.55%,
FRN, 4.910%, 4/2/26(*) 703 701,864
Ω SOFRINDX+0.80%,
FRN, 5.160%, 8/13/26(*) 4,445 4,450,548
Deutsche Bank AG
4.162%, 5/13/25 ..... 300 299,934
Kreditanstalt fuer Wiederaufbau
3.125%, 6/10/25 ..... 1,700 1,697,451
0.375%, 7/18/25 ..... 1,900 1,883,663
Landeskreditbank Baden-
Wuerttemberg Foerderbank
SOFRINDX+1.00%,
FRN, 5.355%, 5/8/26(*) 600 604,386
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.57%, FRN,
4.926%, 8/1/25(*) ..... 3,527 3,527,734
Ω 5.375%, 11/26/25 .... 248 248,736
Ω SOFR+0.67%, FRN,
5.028%, 1/9/26(*) ..... 2,130 2,130,338
Ω SOFR+0.63%, FRN,
4.986%, 7/31/26(*) .... 3,844 3,833,739
Volkswagen Group of America
Finance LLC
Ω 3.350%, 5/13/25 ..... 1,063 1,062,502
Ω SOFR+0.93%, FRN,
5.287%, 9/12/25(*) .... 1,298 1,299,521
Ω 1.250%, 11/24/25 .... 273 267,633
Ω SOFR+0.83%, FRN,
5.189%, 3/20/26(*) .... 2,414 2,413,589
Ω SOFR+1.06%, FRN,
5.421%, 8/14/26(*) .... 1,333 1,332,991
TOTAL GERMANY ........ 28,855,553
IRELAND — (0.4%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
6.500%, 7/15/25 ..... 4,157 4,163,206
4.450%, 10/1/25 ..... 168 167,683
TOTAL IRELAND .......... 4,330,889
ITALY — (0.1%)
Intesa Sanpaolo SpA
Ω 7.000%, 11/21/25 .... 1,200 1,213,865
TOTAL ITALY ............ 1,213,865

107
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
JAPAN — (4.4%)
Aircastle, Ltd.
Ω 5.250%, 8/11/25 ..... 5,949 $ 5,939,608
4.250%, 6/15/26 ..... 87 86,155
American Honda Finance Corp.
SOFR+0.60%, FRN,
4.961%, 8/14/25(*) .... 1,007 1,007,233
SOFRINDX+0.79%,
FRN, 5.149%, 10/3/25(*) 540 540,784
5.800%, 10/3/25 ..... 44 44,223
SOFR+0.50%, FRN,
4.857%, 10/10/25(*) ... 472 471,913
SOFR+0.71%, FRN,
5.067%, 1/9/26(*) ..... 1,553 1,553,966
SOFR+0.50%, FRN,
4.855%, 1/12/26(*) .... 68 67,908
SOFR+0.92%, FRN,
5.275%, 1/12/26(*) .... 1,207 1,210,569
SOFR+0.55%, FRN,
4.910%, 5/21/26(*) .... 68 67,914
SOFRINDX+0.72%,
FRN, 5.078%, 10/5/26(*) 4,693 4,694,375
SOFR+0.77%, FRN,
5.127%, 3/12/27(*) .... 45 44,909
Aviation Capital Group LLC
Ω 4.125%, 8/1/25 ...... 3,741 3,730,801
Ω 4.875%, 10/1/25 ..... 518 517,423
Ω 1.950%, 1/30/26 ..... 850 830,714
Nomura Holdings, Inc.
5.099%, 7/3/25 ...... 443 443,202
1.851%, 7/16/25 ..... 7,200 7,157,833
NTT Finance Corp.
Ω
# 4.239%, 7/25/25 ..... 300 299,778
Sumitomo Mitsui Financial
Group, Inc.
1.474%, 7/8/25 ...... 4,000 3,977,147
SOFR+1.43%, FRN,
5.787%, 1/13/26(*) .... 1,260 1,268,455
SOFR+1.30%, FRN,
5.678%, 7/13/26(*) .... 1,219 1,228,803
SOFR+0.88%, FRN,
5.237%, 1/14/27(*) .... 2,754 2,762,226
Sumitomo Mitsui Trust Bank, Ltd.
Ω SOFR+1.12%, FRN,
5.478%, 3/9/26(*) ..... 300 300,939
5.478%, SOFR+1.12%,
3/9/26(*) ............ 1,000 1,003,129
SOFR+1.15%, FRN,
5.508%, 9/14/26(*) .... 1,200 1,207,564
Ω SOFR+1.15%, FRN,
5.508%, 9/14/26(*) .... 252 253,588
Toyota Motor Credit Corp.
SOFR+0.60%, FRN,
4.930%, 6/9/25(*) ..... 462 462,139
SOFR+0.65%, FRN,
5.008%, 9/11/25(*) .... 935 935,753
Face
Amount^ Value†
(000)
JAPAN — (Continued)
SOFR+0.65%, FRN,
5.008%, 1/5/26(*) ..... 1,168 $ 1,168,818
SOFRINDX+0.45%,
FRN, 4.807%, 4/10/26(*),
MTN ............... 1,455 1,453,429
SOFR+0.45%, FRN,
4.811%, 5/15/26(*) .... 2,147 2,144,592
SOFRINDX+0.89%,
FRN, 5.251%, 5/18/26(*) 300 300,927
SOFR+0.77%, FRN,
5.124%, 8/7/26(*) ..... 2,904 2,909,247
SOFR+0.47%, FRN,
4.827%, 1/8/27(*) ..... 700 697,393
SOFR+0.65%, FRN,
5.009%, 3/19/27(*) .... 300 300,003
TOTAL JAPAN ............ 51,083,460
NETHERLANDS — (1.1%)
Cooperatieve Rabobank UA
3.375%, 5/21/25, MTN 2,500 2,498,092
SOFRINDX+0.71%,
FRN, 5.067%, 1/9/26(*) 4,100 4,110,208
SOFRINDX+0.62%,
FRN, 4.979%, 8/28/26(*) 6,175 6,182,231
SOFRINDX+0.90%,
FRN, 5.258%, 10/5/26(*) 553 555,715
TOTAL NETHERLANDS .... 13,346,246
NORWAY — (0.4%)
Kommunalbanken A/S
5.357%,
SOFRINDX+1.00%,
6/17/26(*) ........... 4,800 4,835,737
TOTAL NORWAY ......... 4,835,737
SINGAPORE — (0.1%)
DBS Group Holdings, Ltd.
SOFR+0.61%, FRN,
4.968%, 9/12/25(*) .... 1,000 1,000,499
TOTAL SINGAPORE ....... 1,000,499
SPAIN — (0.7%)
Santander Holdings USA, Inc.
3.450%, 6/2/25 ...... 3,732 3,725,346
4.500%, 7/17/25 ..... 4,087 4,080,453
TOTAL SPAIN ............ 7,805,799
SUPRANATIONAL — (3.0%)
Asian Development Bank
2.875%, 5/6/25 ...... 5,830 5,828,582
4.625%, 6/13/25, MTN 700 700,068
SOFRINDX+1.00%,
FRN, 5.357%, 6/16/26(*) 850 857,063
SOFRINDX+1.00%,
FRN, 5.360%, 8/27/26(*) 200 201,938
Asian Infrastructure Investment
Bank (The)
0.500%, 5/28/25 ..... 1,200 1,196,437

108
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
SUPRANATIONAL — (Continued)
European Bank for
Reconstruction & Development
SOFRINDX+0.19%,
FRN, 4.545%, 4/14/26(*) 1,500 $ 1,499,085
Inter-American Development
Bank
SOFRINDX+0.20%,
FRN, 4.563%, 2/10/26(*) 3,500 3,500,378
SOFRINDX+0.17%,
FRN, 4.527%, 9/16/26(*) 5,064 5,057,923
International Bank for
Reconstruction & Development
SOFRINDX+0.31%,
FRN, 4.667%, 9/18/25(*) 1,244 1,244,162
SOFRINDX+0.18%,
FRN, 4.537%, 6/15/26(*) 355 354,808
SOFRINDX+0.31%,
FRN, 4.668%, 9/23/26(*) 566 566,627
SOFRINDX+0.37%,
FRN, 4.727%, 1/12/27(*) 9,200 9,218,038
SOFRINDX+0.28%,
FRN, 4.790%, 2/23/27(*) 3,700 3,703,885
International Finance Corp.
SOFRINDX+0.28%,
FRN, 4.637%, 3/16/26(*) 1,050 1,050,557
TOTAL SUPRANATIONAL .. 34,979,551
SWEDEN — (0.7%)
Skandinaviska Enskilda Banken
AB
Ω SOFR+0.96%, FRN,
5.318%, 6/9/25(*) ..... 1,050 1,050,703
Ω 3.700%, 6/9/25 ...... 300 299,610
Svenska Handelsbanken AB
Ω SOFR+0.91%, FRN,
5.268%, 6/10/25(*) .... 600 600,332
Ω SOFR+1.25%, FRN,
5.607%, 6/15/26(*) .... 6,300 6,338,335
TOTAL SWEDEN .......... 8,288,980
SWITZERLAND — (0.5%)
UBS AG
SOFR+0.93%, FRN,
5.288%, 9/11/25(*) .... 6,194 6,200,733
TOTAL SWITZERLAND ..... 6,200,733
UNITED KINGDOM — (1.1%)
BAT International Finance PLC
Ω 3.950%, 6/15/25 ..... 813 811,686
3.950%, 6/15/25 ..... 420 419,321
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.320%, 3/4/27(*) ..... 300 301,292
Lloyds Bank PLC
3.500%, 5/14/25 ..... 1,050 1,049,720
Lloyds Banking Group PLC
4.450%, 5/8/25 ...... 757 756,975
Face
Amount^ Value†
(000)
UNITED KINGDOM — (Continued)
Nationwide Building Society
Ω 3.900%, 7/21/25 ..... 3,150 $ 3,144,230
Reynolds American, Inc.
4.450%, 6/12/25 ..... 823 822,550
Standard Chartered Bank
SOFR+0.65%, FRN,
5.007%, 10/8/26(*), MTN 5,300 5,295,723
TOTAL UNITED KINGDOM .. 12,601,497
UNITED STATES — (36.1%)
3M Co.
3.000%, 8/7/25, MTN . 9 8,963
AbbVie, Inc.
3.600%, 5/14/25 ..... 2,240 2,239,104
AEP Texas, Inc.
Ω 3.850%, 10/1/25 ..... 200 198,411
Affiliated Managers Group, Inc.
3.500%, 8/1/25 ...... 1,794 1,787,850
Ally Financial, Inc.
5.800%, 5/1/25 ...... 270 270,000
Altria Group, Inc.
2.350%, 5/6/25 ...... 2,547 2,546,005
Amcor Flexibles North America,
Inc.
4.000%, 5/17/25 ..... 1,495 1,493,818
American Express Co.
SOFR+0.76%, FRN,
5.120%, 2/13/26(*) .... 5,807 5,818,904
SOFRINDX+0.65%,
FRN, 5.005%, 11/4/26(*) 1,057 1,054,762
American Tower Corp.
4.000%, 6/1/25 ...... 3,470 3,466,406
1.300%, 9/15/25 ..... 500 493,560
Amgen, Inc.
3.125%, 5/1/25 ...... 280 280,000
Ares Capital Corp.
3.250%, 7/15/25 ..... 6,746 6,724,197
3.875%, 1/15/26 ..... 415 411,741
2.150%, 7/15/26 ..... 510 491,826
Arizona Public Service Co.
3.150%, 5/15/25 ..... 200 199,836
AvalonBay Communities, Inc.
3.450%, 6/1/25 ...... 1,200 1,197,949
Bank of America NA
SOFR+0.78%, FRN,
5.141%, 8/18/25(*) .... 2,450 2,451,707
SOFR+1.02%, FRN,
5.381%, 8/18/26(*) .... 1,052 1,056,271
Boeing Co. (The)
2.600%, 10/30/25 .... 746 736,710
3.100%, 5/1/26 ...... 600 589,830
# 2.250%, 6/15/26 ..... 196 190,453
Boston Properties, LP
3.650%, 2/1/26 ...... 919 909,538

109
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Bristol-Myers Squibb Co.
SOFR+0.49%, FRN,
4.850%, 2/20/26(*) .... 1,000 $ 999,919
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25 ..... 835 827,213
Caterpillar Financial Services
Corp.
SOFR+0.52%, FRN,
4.877%, 6/13/25(*), MTN 2,189 2,189,591
SOFR+0.46%, FRN,
4.817%, 8/11/25(*) .... 1,223 1,223,426
SOFR+0.46%, FRN,
4.819%, 2/27/26(*) .... 4,036 4,036,324
SOFR+0.69%, FRN,
5.045%, 10/16/26(*) ... 695 697,394
4.738%, SOFR+0.38%,
1/7/27(*) ............ 2,727 2,719,948
Charles Schwab Corp. (The)
3.850%, 5/21/25 ..... 2,342 2,340,186
SOFRINDX+0.52%,
FRN, 4.880%, 5/13/26(*) 3,340 3,337,081
SOFRINDX+1.05%,
FRN, 5.410%, 3/3/27(*) 4,800 4,823,088
Chevron USA, Inc.
4.719%,
SOFRINDX+0.36%,
2/26/27(*) ........... 9,040 9,020,595
Citibank NA
SOFR+0.81%, FRN,
5.166%, 9/29/25(*) .... 463 463,524
SOFRINDX+0.59%,
FRN, 4.946%, 4/30/26(*) 965 962,840
SOFR+0.71%, FRN,
5.063%, 8/6/26(*) ..... 7,190 7,186,622
SOFRINDX+1.06%,
FRN, 5.420%, 12/4/26(*) 595 596,857
CNH Industrial Capital LLC
3.950%, 5/23/25 ..... 621 620,690
CNO Financial Group, Inc.
5.250%, 5/30/25 ..... 2,843 2,842,832
Constellation Energy Generation
LLC
3.250%, 6/1/25 ...... 1,456 1,453,151
COPT Defense Properties, LP
2.250%, 3/15/26 ..... 100 97,565
Crown Castle, Inc.
1.350%, 7/15/25 ..... 49 48,647
CVS Health Corp.
3.875%, 7/20/25 ..... 3,633 3,623,470
DCP Midstream Operating, LP
5.375%, 7/15/25 ..... 435 435,091
Devon Energy Corp.
5.850%, 12/15/25 .... 762 765,657
Dollar Tree, Inc.
4.000%, 5/15/25 ..... 7,493 7,488,815
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Dominion Energy, Inc.
# 3.900%, 10/1/25 ..... 8,000 $ 7,977,508
DTE Energy Co.
1.050%, 6/1/25 ...... 1,630 1,624,309
Edison International
4.700%, 8/15/25 ..... 366 365,213
Eidp, Inc.
1.700%, 7/15/25 ..... 2,046 2,032,877
Elevance Health, Inc.
5.350%, 10/15/25 .... 300 300,698
Energy Transfer, LP
2.900%, 5/15/25 ..... 5,612 5,607,549
5.950%, 12/1/25 ..... 1,461 1,466,532
Entergy Corp.
0.900%, 9/15/25 ..... 33 32,531
Equinix, Inc.
1.250%, 7/15/25 ..... 7,859 7,801,063
ERP Operating, LP
3.375%, 6/1/25 ...... 1,960 1,957,492
Eversource Energy
0.800%, 8/15/25 ..... 33 32,596
Exelon Corp.
3.950%, 6/15/25 ..... 1,352 1,350,220
Flex, Ltd.
4.750%, 6/15/25 ..... 5,886 5,883,438
3.750%, 2/1/26 ...... 791 783,900
Fortune Brands Innovations, Inc.
4.000%, 6/15/25 ..... 2,567 2,562,806
General Electric Co.
TSFR3M+0.64%, FRN,
4.902%, 5/5/26(*), MTN 6,351 6,339,949
General Motors Financial Co.,
Inc.
2.750%, 6/20/25 ..... 1,325 1,320,895
6.050%, 10/10/25 .... 3,445 3,460,026
SOFR+1.04%, FRN,
5.399%, 2/26/27(*) .... 33 32,650
Georgia Power Co.
SOFRINDX+0.75%,
FRN, 5.112%, 5/8/25(*) 7,250 7,250,408
4.643%,
SOFRINDX+0.28%,
9/15/26(*) ........... 2,200 2,190,581
GlaxoSmithKline Capital PLC
4.857%, SOFR+0.50%,
3/12/27(*) ........... 8,650 8,639,188
Goldman Sachs Group, Inc.
(The)
3.750%, 5/22/25 ..... 5,000 4,996,881
Harley-Davidson, Inc.
3.500%, 7/28/25 ..... 1,571 1,562,429
HCA, Inc.
7.690%, 6/15/25 ..... 4,716 4,727,051

110
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 1.500%, 6/1/25 ...... 11,418 $ 11,385,191
Healthcare Realty Holdings, LP
3.875%, 5/1/25 ...... 3,535 3,535,000
Home Depot, Inc. (The)
SOFR+0.33%, FRN,
4.689%, 12/24/25(*) ... 8,387 8,381,968
Horace Mann Educators Corp.
4.500%, 12/1/25 ..... 100 99,603
Host Hotels & Resorts, LP
4.000%, 6/15/25 ..... 5,869 5,860,449
4.500%, 2/1/26 ...... 100 99,668
HP, Inc.
2.200%, 6/17/25 ..... 6,057 6,034,987
Huntington Bancshares, Inc.
4.000%, 5/15/25 ..... 1,660 1,659,081
Intel Corp.
3.700%, 7/29/25 ..... 5,124 5,110,670
International Business Machines
Corp.
4.000%, 7/27/25 ..... 2,600 2,595,746
John Deere Capital Corp.
SOFR+0.50%, FRN,
4.861%, 7/3/25(*) ..... 1,611 1,611,057
SOFR+0.48%, FRN,
4.835%, 10/22/25(*) ... 105 105,073
SOFR+0.57%, FRN,
4.930%, 3/3/26(*) ..... 2,105 2,108,663
SOFR+0.44%, FRN,
4.800%, 3/6/26(*) ..... 5,970 5,969,532
SOFR+0.79%, FRN,
5.148%, 6/8/26(*), MTN 947 950,598
SOFR+0.60%, FRN,
4.955%, 4/19/27(*) .... 45 45,045
JPMorgan Chase Bank NA
SOFR+0.62%, FRN,
4.976%, 4/29/26(*) .... 700 698,967
SOFR+1.00%, FRN,
5.358%, 12/8/26(*) .... 1,000 1,005,246
Keurig Dr Pepper, Inc.
4.938%, SOFR+0.58%,
11/15/26(*) .......... 7,500 7,505,077
SOFRINDX+0.88%,
FRN, 5.237%, 3/15/27(*) 803 805,016
KeyBank NA
3.300%, 6/1/25 ...... 930 928,463
KeyBank NA/Cleveland OH
4.150%, 8/8/25 ...... 7,065 7,051,234
KeyCorp
# 4.150%, 10/29/25, MTN 285 283,935
Kimco Realty OP LLC
3.850%, 6/1/25 ...... 300 299,357
Kinder Morgan, Inc.
4.300%, 6/1/25 ...... 3,738 3,735,316
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Lennar Corp.
4.750%, 5/30/25 ..... 800 $ 799,881
Lowe's Cos., Inc.
4.400%, 9/8/25 ...... 4,385 4,381,436
LYB International Finance III LLC
1.250%, 10/1/25 ..... 7,877 7,761,504
Marathon Petroleum Corp.
4.700%, 5/1/25 ...... 4,575 4,575,000
McDonald's Corp.
3.375%, 5/26/25, MTN 501 500,482
Mondelez International, Inc.
1.500%, 5/4/25 ...... 2,289 2,288,229
Morgan Stanley Bank NA
SOFR+0.78%, FRN,
5.135%, 7/16/25(*) .... 4,340 4,341,652
SOFR+1.17%, FRN,
5.523%, 10/30/26(*) ... 1,149 1,155,837
Motorola Solutions, Inc.
7.500%, 5/15/25 ..... 100 100,068
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.70%, FRN,
5.062%, 5/7/25(*) ..... 2,225 2,225,107
4.760%, SOFR+0.40%,
12/3/25(*), MTN ...... 3,000 2,995,925
SOFR+0.80%, FRN,
5.155%, 2/5/27(*) ..... 1,927 1,926,697
NetApp, Inc.
1.875%, 6/22/25 ..... 2,399 2,388,738
Netflix, Inc.
Ω 3.625%, 6/15/25 ..... 1,920 1,916,111
NextEra Energy Capital
Holdings, Inc.
4.450%, 6/20/25 ..... 1,356 1,354,702
SOFRINDX+0.76%,
FRN, 5.116%, 1/29/26(*) 3,485 3,486,727
NiSource, Inc.
0.950%, 8/15/25 ..... 8,000 7,916,534
Nucor Corp.
3.950%, 5/23/25 ..... 1,550 1,548,583
2.000%, 6/1/25 ...... 2,053 2,046,711
Oracle Corp.
2.950%, 5/15/25 ..... 2,138 2,136,479
Ovintiv, Inc.
5.650%, 5/15/25 ..... 5,202 5,200,056
5.375%, 1/1/26 ...... 850 849,914
PayPal Holdings, Inc.
1.650%, 6/1/25 ...... 719 717,007
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 4.000%, 7/15/25 ..... 962 960,021
Ω 1.200%, 11/15/25 .... 562 550,637
PepsiCo, Inc.
SOFRINDX+0.40%,
FRN, 4.760%, 2/13/26(*) 4,894 4,901,399

111
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Pfizer Investment Enterprises
Pte, Ltd.
4.650%, 5/19/25 ..... 5,567 $ 5,567,025
Philip Morris International, Inc.
1.500%, 5/1/25 ...... 2,939 2,939,000
Plains All American Pipeline, LP/
PAA Finance Corp.
4.650%, 10/15/25 .... 3,227 3,221,868
PNC Bank NA
3.250%, 6/1/25, MTN . 1,302 1,300,273
Precision Castparts Corp.
3.250%, 6/15/25 ..... 300 299,421
Principal Financial Group, Inc.
3.400%, 5/15/25 ..... 1,245 1,244,209
Public Service Enterprise Group,
Inc.
0.800%, 8/15/25 ..... 3,900 3,855,973
Public Storage Operating Co.
SOFRINDX+0.60%,
FRN, 4.955%, 7/25/25(*) 4,529 4,531,763
SOFRINDX+0.70%,
FRN, 5.055%, 4/16/27(*) 720 715,906
PVH Corp.
4.625%, 7/10/25 ..... 7,548 7,551,180
QUALCOMM, Inc.
3.450%, 5/20/25 ..... 123 122,921
Roche Holdings, Inc.
Ω SOFR+0.74%, FRN,
5.100%, 11/13/26(*) ... 504 504,705
Royalty Pharma PLC
1.200%, 9/2/25 ...... 825 814,620
Rtx Corp.
3.950%, 8/16/25 ..... 3,800 3,790,643
Ryder System, Inc.
4.625%, 6/1/25, MTN . 3,913 3,909,304
3.350%, 9/1/25, MTN . 375 373,128
Shell International Finance BV
3.250%, 5/11/25 ..... 210 209,885
Sherwin-Williams Co. (The)
4.250%, 8/8/25 ...... 1,452 1,449,949
State Street Corp.
SOFR+0.85%, FRN,
5.200%, 8/3/26(*) ..... 350 349,981
Steel Dynamics, Inc.
2.400%, 6/15/25 ..... 3,722 3,709,964
Stryker Corp.
1.150%, 6/15/25 ..... 2,144 2,134,364
Sutter Health
1.321%, 8/15/25 ..... 300 297,005
Synchrony Financial
4.875%, 6/13/25 ..... 4,139 4,135,856
4.500%, 7/23/25 ..... 3,592 3,586,423
3.700%, 8/4/26 ...... 242 236,951
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Tanger Properties, LP
3.125%, 9/1/26 ...... 100 $ 98,162
Transcontinental Gas Pipe Line
Co. LLC
7.850%, 2/1/26 ...... 600 609,424
Truist Financial Corp.
4.000%, 5/1/25 ...... 4,684 4,684,000
3.700%, 6/5/25, MTN . 3,300 3,296,388
1.200%, 8/5/25, MTN . 602 596,546
Union Pacific Corp.
3.750%, 7/15/25 ..... 153 152,827
UnitedHealth Group, Inc.
3.750%, 7/15/25 ..... 3,049 3,043,505
SOFR+0.50%, FRN,
4.855%, 7/15/26(*) .... 6,847 6,839,481
Unum Group
3.875%, 11/5/25 ..... 50 49,722
US Bancorp
1.450%, 5/12/25 ..... 1,321 1,319,649
Viatris, Inc.
1.650%, 6/22/25 ..... 2,889 2,871,194
Walt Disney Co. (The)
7.700%, 10/30/25 .... 245 248,466
Wells Fargo Bank NA
5.550%, 8/1/25 ...... 2,100 2,103,427
SOFR+0.80%, FRN,
5.156%, 8/1/25(*) ..... 1,717 1,718,128
SOFR+0.71%, FRN,
5.065%, 1/15/26(*) .... 4,900 4,907,546
SOFR+1.06%, FRN,
5.414%, 8/7/26(*) ..... 1,570 1,575,463
SOFR+1.07%, FRN,
5.428%, 12/11/26(*) ... 1,610 1,619,177
Welltower OP LLC
4.000%, 6/1/25 ...... 2,960 2,958,358
Whirlpool Corp.
3.700%, 5/1/25 ...... 3,618 3,618,000
Williams Cos., Inc. (The)
4.000%, 9/15/25 ..... 3,400 3,388,543
TOTAL UNITED STATES ... 423,157,859
TOTAL BONDS ........... 747,646,537
U.S. TREASURY OBLIGATIONS
— (5.1%)
U.S. Treasury Notes
USBMMY3M + 0.13%,
FRN, 4.391% 7/31/25(*) 574 574,010
USBMMY3M + 0.17%,
FRN, 4.436% 10/31/25(*) 31,374 31,384,904
USBMMY3M + 0.25%,
FRN, 4.511% 1/31/26(*) 15,400 15,417,962
USBMMY3M + 0.15%,
FRN, 4.416% 4/30/26(*) 1,499 1,499,272
USBMMY3M + 0.18%,
FRN, 4.448% 7/31/26(*) 3,752 3,754,800

112
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
U.S. Treasury Notes
USBMMY3M + 0.21%,
FRN, 4.471% 10/31/26(*) 7,500 $ 7,506,747
TOTAL U.S. TREASURY
OBLIGATIONS ............ 60,137,695
COMMERCIAL PAPER — (30.9%)
AUSTRALIA — (1.0%)
Glencore Funding LLC
4.610%, 7/10/25 ..... 500 495,499
Macquarie Bank, Ltd.
4.470%, 7/24/25 ..... 1,250 1,236,940
Telstra Group, Ltd.
4.550%, 6/26/25 ..... 4,000 3,971,405
4.560%, 6/27/25 ..... 3,000 2,978,137
Ω 4.590%, 7/3/25 ...... 2,950 2,926,128
TOTAL AUSTRALIA ........ 11,608,109
CANADA — (2.5%)
Canadian Nat RES
4.730%, 5/7/25 ...... 3,500 3,496,781
Canadian Natl Railway
4.450%, 5/29/25 ..... 250 249,108
Enbridge Gas Distribution
4.650%, 5/20/25 ..... 4,750 4,737,768
4.660%, 5/22/25 ..... 2,150 2,143,901
Magna International, Inc.
Ω 4.600%, 5/8/25 ...... 3,300 3,296,632
4.690%, 6/16/25 ..... 1,250 1,242,397
Ω 4.690%, 7/3/25 ...... 1,000 991,731
4.710%, 7/24/25 ..... 500 494,501
Nutrien, Ltd.
4.690%, 5/21/25 ..... 4,000 3,989,097
TELUS Corp.
4.620%, 5/13/25 ..... 6,000 5,990,010
4.690%, 6/9/25 ...... 500 497,406
4.700%, 6/11/25 ..... 2,000 1,989,103
TOTAL CANADA .......... 29,118,435
FRANCE — (0.2%)
Caisse des Depots et
Consignations
Ω 4.310%, 5/2/25 ...... 2,000 1,999,521
TOTAL FRANCE .......... 1,999,521
GERMANY — (1.1%)
BASF Se
4.760%, 6/30/25 ..... 11,000 10,912,006
Ω 4.620%, 11/7/25 ..... 500 488,035
Vw Credit, Inc.
4.680%, 5/12/25 ..... 1,000 998,441
4.680%, 5/27/25 ..... 1,000 996,505
TOTAL GERMANY ........ 13,394,987
ITALY — (0.8%)
ENEL Finance America LLC
Ω 4.680%, 6/6/25 ...... 8,500 8,459,290
Face
Amount^ Value†
(000)
ITALY — (Continued)
Intesa Funding LLC
4.820%, 7/14/25 ..... 1,500 $ 1,485,078
TOTAL ITALY ............ 9,944,368
JAPAN — (0.9%)
American Honda Finance Corp.
4.750%, 6/24/25 ..... 1,000 992,799
Mizuho Bank, Ltd.
4.440%, 6/3/25 ...... 9,000 8,962,384
TOTAL JAPAN ............ 9,955,183
SINGAPORE — (0.6%)
DBS Bank, Ltd.
4.310%, 5/2/25 ...... 2,000 1,999,521
4.350%, 5/27/25 ..... 5,000 4,983,735
TOTAL SINGAPORE ....... 6,983,256
SPAIN — (0.3%)
Avangrid, Inc.
4.600%, 5/9/25 ...... 3,250 3,246,265
TOTAL SPAIN ............ 3,246,265
SWEDEN — (0.8%)
Swedish Export Credit Corp.
4.310%, 5/8/25 ...... 9,000 8,991,387
TOTAL SWEDEN .......... 8,991,387
SWITZERLAND — (0.9%)
Tyco Electronics GRP
4.590%, 5/6/25 ...... 8,000 7,993,885
Tyco Electronics, Ltd.
4.600%, 5/8/25 ...... 3,000 2,996,938
TOTAL SWITZERLAND ..... 10,990,823
UNITED KINGDOM — (2.4%)
BAT International Finance PLC
Ω 4.580%, 5/5/25 ...... 500 499,682
4.590%, 5/7/25 ...... 3,000 2,997,323
Ω 4.720%, 8/4/25 ...... 2,000 1,975,141
4.700%, 8/25/25 ..... 500 492,477
Lsega Financing PLC
4.470%, 5/19/25 ..... 5,500 5,487,052
4.530%, 6/30/25 ..... 5,750 5,706,160
National Grid North Amer
Ω 4.680%, 5/28/25 ..... 7,000 6,974,612
4.720%, 7/23/25 ..... 1,500 1,483,662
Reckitt Benckiser
4.650%, 6/23/25 ..... 3,000 2,979,219
TOTAL UNITED KINGDOM .. 28,595,328
UNITED STATES — (19.4%)
Abbvie, Inc.
4.660%, 5/22/25 ..... 8,500 8,475,886
Amcor Flexibles North America,
Inc.
4.780%, 5/19/25 ..... 4,000 3,989,937
4.730%, 6/18/25 ..... 3,000 2,980,822

113
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
American Elec Powe Co.
Ω 4.580%, 5/5/25 ...... 4,000 $ 3,997,455
American Elec Power Co.
Ω 4.590%, 5/6/25 ...... 4,000 3,996,943
Amphenol Corp.
4.520%, 5/8/25 ...... 9,000 8,990,973
AON Corp.
4.580%, 5/19/25 ..... 3,500 3,491,555
Ω 4.630%, 6/5/25 ...... 2,000 1,990,780
4.640%, 7/9/25 ...... 5,500 5,450,770
Avery Dennison Corp.
Ω 4.680%, 6/10/25 ..... 3,500 3,481,425
Becton Dickinson Co.
4.600%, 5/8/25 ...... 2,000 1,997,959
4.680%, 5/29/25 ..... 1,000 996,241
Boston Properties, LP
4.620%, 5/5/25 ...... 700 699,551
4.650%, 5/14/25 ..... 6,000 5,989,170
4.700%, 5/27/25 ..... 500 498,245
BP Capital Markets PLC
4.490%, 6/24/25 ..... 4,500 4,469,372
4.490%, 6/26/25 ..... 1,000 992,943
Broadcom, Inc.
Ω 4.660%, 5/20/25 ..... 3,345 3,336,366
4.710%, 6/24/25 ..... 3,000 2,978,581
4.730%, 7/24/25 ..... 2,250 2,225,146
Campbell Soup Co.
4.670%, 5/20/25 ..... 1,500 1,496,120
4.700%, 6/25/25 ..... 7,000 6,949,149
Cisco Systems, Inc.
4.350%, 7/10/25 ..... 1,000 991,502
ConAgra Brands, Inc.
4.710%, 5/9/25 ...... 3,500 3,495,880
4.880%, 5/29/25 ..... 4,750 4,731,412
Constellation Brands, Inc.
4.830%, 5/13/25 ..... 500 499,129
CRH America Finance, Inc.
4.700%, 6/23/25 ..... 7,000 6,951,028
4.720%, 7/24/25 ..... 1,500 1,483,466
Crown Castle International Corp.
4.850%, 5/7/25 ...... 4,750 4,745,520
5.020%, 6/4/25 ...... 3,500 3,483,015
Dow Chemical Co.
4.720%, 6/6/25 ...... 1,000 995,169
4.730%, 6/16/25 ..... 2,500 2,484,664
4.730%, 6/27/25 ..... 5,114 5,075,347
Duke Energy Corp.
4.540%, 5/6/25 ...... 3,000 2,997,732
eBay, Inc.
4.690%, 6/23/25 ..... 5,000 4,965,095
Eidp, Inc.
4.600%, 5/8/25 ...... 1,000 998,979
4.640%, 5/20/25 ..... 750 748,071
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
Ω 4.670%, 5/27/25 ..... 2,000 $ 1,993,024
4.670%, 5/28/25 ..... 5,500 5,480,092
Entergy Corp.
4.590%, 5/9/25 ...... 7,500 7,491,394
4.700%, 6/25/25 ..... 750 744,560
Eversource Energy
Ω 4.630%, 5/5/25 ...... 2,000 1,998,715
Ω 4.650%, 5/19/25 ..... 2,000 1,995,102
4.660%, 5/22/25 ..... 3,000 2,991,488
4.670%, 5/29/25 ..... 750 747,191
General Motors
4.730%, 6/4/25 ...... 1,500 1,493,131
General Motors Financial Co.,
Inc.
4.770%, 7/9/25 ...... 2,000 1,981,631
Honeywell International
4.360%, 8/19/25 ..... 500 493,373
L3harris Technologies In
4.680%, 6/3/25 ...... 6,000 5,973,593
Marriott International
4.750%, 5/21/25 ..... 5,000 4,986,179
Mosaic Co.
4.610%, 5/6/25 ...... 3,000 2,997,696
4.710%, 6/24/25 ..... 500 496,430
Natl SEC Clearing Corp.
4.330%, 5/8/25 ...... 3,000 2,997,120
4.410%, 7/17/25 ..... 2,500 2,476,362
NextEra Energy Capital Holdings
4.690%, 6/10/25 ..... 3,000 2,984,044
Northrop Grumman Corp.
4.670%, 6/3/25 ...... 1,550 1,543,193
4.680%, 6/12/25 ..... 4,000 3,977,783
Parker Hannifin Corp.
Ω 4.570%, 5/1/25 ...... 3,500 3,499,555
4.640%, 5/19/25 ..... 1,500 1,496,337
4.680%, 6/5/25 ...... 1,275 1,269,059
Philip Morris International, Inc.
4.360%, 5/12/25 ..... 3,000 2,995,648
Rtx Corp.
4.680%, 5/21/25 ..... 3,000 2,991,840
4.700%, 5/28/25 ..... 1,750 1,743,625
Sherwin-Williams Co.
Ω 4.450%, 5/20/25 ..... 5,000 4,987,663
Stanley Black Decker
4.670%, 6/24/25 ..... 4,500 4,468,100
4.670%, 6/25/25 ..... 4,000 3,971,129
The AES Corp.
4.860%, 5/9/25 ...... 8,000 7,990,291
The Mosaic Co.
4.640%, 5/15/25 ..... 5,000 4,990,345
Waste Management, Inc.
4.650%, 5/21/25 ..... 7,000 6,981,083
TOTAL UNITED STATES ... 227,348,174

114
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES — (Continued)
TOTAL COMMERCIAL PAPER $ 362,175,836
TOTAL INVESTMENT
SECURITIES — ( 99.9% )
(Cost $1,170,508,559) ...... 1,169,960,068
Shares Value†
SECURITIES LENDING
COLLATERAL — (0.1%)
@§
The DFA Short Term
Investment Fund ...... 87,628 $ 1,013,419
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,171,521,978) ...... $ 1,170,973,487
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $181,634,820 which represented 15.4% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 74,406,110 $ — $ 74,406,110
Canada ............................. — 57,470,000 — 57,470,000
China ............................... — 4,499,527 — 4,499,527
Finland .............................. — 249,169 — 249,169
France .............................. — 13,321,063 — 13,321,063
Germany ............................ — 28,855,553 — 28,855,553
Ireland .............................. — 4,330,889 — 4,330,889
Italy ................................ — 1,213,865 — 1,213,865
Japan ............................... — 51,083,460 — 51,083,460
Netherlands .......................... — 13,346,246 — 13,346,246
Norway .............................. — 4,835,737 — 4,835,737
Singapore ............................ — 1,000,499 — 1,000,499
Spain ............................... — 7,805,799 — 7,805,799
Supranational ......................... — 34,979,551 — 34,979,551
Sweden ............................. — 8,288,980 — 8,288,980
Switzerland ........................... — 6,200,733 — 6,200,733
United Kingdom ....................... — 12,601,497 — 12,601,497
United States ......................... — 423,157,859 — 423,157,859
U.S. Treasury Obligations ................. — 60,137,695 — 60,137,695
Commercial Paper ....................... — 362,175,836 — 362,175,836
Securities Lending Collateral ............... — 1,013,419 — 1,013,419
Total Investments ........................ $— $1,170,973,487 $— $1,170,973,487
See accompanying Notes to Financial Statements.

115
Dimensional National Municipal Bond ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Face
Amount Value†
(000)
MUNICIPAL BONDS — (99.8%)
ALABAMA — (1.1%)
Alabama Federal Aid
Highway Finance
Authority (RB)
¤ 5.000%,
9/1/33 (Pre-
refunded @ $100,
9/1/26) ........... 3,045 $ 3,120,373
¤ 5.000%,
9/1/35 (Pre-
refunded @ $100,
9/1/26) ........... 1,960 2,008,516
¤ 5.000%,
9/1/36 (Pre-
refunded @ $100,
9/1/26) ........... 2,130 2,182,724
Infirmary Health System
Special Care Facilities
Financing Authority of
Mobile (RB), Series A
3.000%, 02/01/30
..
100 94,835
Mobile County Board of
School Commissioners
(ST), Series B
5.000%, 03/01/27
(BAM)
............
790 815,867
¤ Tuscaloosa City Board of
Education (RB)
5.000%, 08/01/46
(Pre-refunded @
$100, 8/1/26)
......
5,095 5,216,551
¤ Tuscaloosa County Board
of Education (ST)
5.000%, 02/01/43
(Pre-refunded @
$100, 2/1/27)
......
1,075 1,112,429
UAB Medicine Finance
Authority (RB), Series B
5.000%, 09/01/25
..
250 251,138
¤ Water Works Board of
the City of Birmingham
(The) (RB), Series A
5.000%, 01/01/32
(Pre-refunded @
$100, 1/1/27)
......
1,210 1,249,193
TOTAL ALABAMA ......... 16,051,626
ALASKA — (0.1%)
Municipality of Anchorage
(GO), Series A
5.000%, 09/01/33
..
690 716,247
Face
Amount Value†
(000)
ARIZONA — (2.5%)
Arizona Board of Regents
(RB), Series A
5.000%, 07/01/28
..
3,435 $ 3,441,088
City of Mesa (GO)
5.000%, 07/01/38
..
2,000 2,166,116
City of Phoenix Civic
Improvement Corp.
(RB), Series A
5.000%, 07/01/37
..
75 77,157
City of Scottsdale (GO)
5.000%,
7/1/28 ......... 1,775 1,883,018
5.000%,
7/1/29 ......... 1,700 1,831,861
City of Tempe (GO)
5.000%,
7/1/28 ......... 1,495 1,585,978
4.000%,
7/1/29 ......... 1,010 1,017,455
5.000%,
7/1/35 ......... 1,860 2,067,978
5.000%,
7/1/36 ......... 890 983,184
Coconino County Unified
School District No.
1-Flagstaff (GO)
5.000%,
7/1/26 ......... 1,000 1,024,339
5.000%,
7/1/27 ......... 805 839,089
4.000%,
7/1/27 ......... 470 479,816
Maricopa County
Elementary School
District No. 6
Washington (GO),
Series 2022-A
5.000%, 07/01/30
..
615 664,479
Maricopa County High
School District No. 214
Tolleson Union High
School (GO), Series
2017-B
5.000%, 07/01/33
..
1,080 1,121,769
Maricopa County School
District No. 3 Tempe
Elementary (GO),
Series 2022-A
5.000%, 07/01/25
..
270 270,639
Maricopa County Unified
School District No. 97-
Deer Valley (GO)

116
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
ARIZONA — (Continued)
5.000%,
7/1/27 ......... 510 $ 531,270
5.000%,
7/1/28 ......... 695 736,214
5.000%,
7/1/29 ......... 605 650,699
Maricopa County Union
High School District
No. 210-Phoenix (GO),
Series A
5.000%, 07/01/38
..
365 394,518
Pinal County Electric
District No. 3 (RB)
5.000%, 07/01/28
..
25 26,329
Salt River Project
Agricultural Improvement
& Power District (RB)
5.000%,
1/1/26 ......... 4,175 4,227,494
5.000%,
12/1/35 ........ 4,920 4,926,176
5.000%,
1/1/39 ......... 2,020 2,071,891
5.000%,
1/1/43 ......... 765 812,598
5.000%,
1/1/44 ......... 400 425,493
University of Arizona (The)
(RB)
5.000%, 06/01/39
..
2,130 2,161,823
TOTAL ARIZONA ......... 36,418,471
ARKANSAS — (0.2%)
Arkansas Development
Finance Authority (RB)
5.000%,
9/1/28 ......... 215 221,068
5.000%,
9/1/30 ......... 35 36,400
City of Fort Smith Water &
Sewer (RB)
5.000%,
10/1/28 ........ 640 673,357
5.000%,
10/1/30 ........ 945 988,055
TOTAL ARKANSAS ........ 1,918,880
CALIFORNIA — (3.2%)
California State Public
Works Board (RB)
5.000%,
5/1/25 ......... 570 570,000
5.000%,
11/1/41 ........ 3,000 3,216,204
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
California Statewide
Communities
Development Authority
(RB), Series A
4.125%, 03/01/34
ETM
.............
525 $ 516,256
Central Florida
Expressway Authority
(RB), Series A
5.000%, 07/01/25
(AGC)
............
530 531,391
City & County of Honolulu
(GO), Series A
5.000%, 10/01/37
..
795 796,620
City & County of San
Francisco (GO), Series
R1
5.000%, 06/15/25
..
290 290,682
City of Dallas Waterworks
& Sewer System (RB),
Series A
5.000%, 10/01/28
..
1,115 1,121,417
City of Los Angeles (RN)
5.000%, 06/26/25
..
3,595 3,601,660
Commonwealth of
Massachusetts (GO),
Series A
5.000%, 04/01/36
..
1,635 1,669,662
County of Riverside (RN),
Series A
3.000%, 10/17/25
..
375 374,072
Hesperia Community
Redevelopment Agency
Successor Agency (TA),
Series A
3.375%, 09/01/37
(AGM)
............
125 116,812
Long Beach Bond Finance
Authority (RB)
5.000%, 08/01/26
..
170 174,510
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax (RB)
5.000%, 07/01/41
..
500 509,624
Los Angeles Department
of Water & Power (RB),
Series D
5.000%, 07/01/43
..
1,505 1,526,730
Los Angeles Unified School
District (GO)
5.000%,
7/1/25 ......... 595 596,609
5.000%,
7/1/25 ......... 430 431,163
5.000%,
7/1/43 ......... 900 958,982

117
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
Miami-Dade County
Educational Facilities
Authority (RB), Series A
5.000%, 04/01/44
..
250 $ 254,807
Oakland Unified School
District (GO)
5.000%, 08/01/25
(AGM)
............
175 175,797
Sacramento City Unified
School District (GO),
Series G
4.000%, 08/01/25
(AGM)
............
265 265,508
San Francisco City
& County Airport
Comm-San Francisco
International Airport
(RB), Series A
4.000%, 05/01/26
..
270 272,753
State of California (GO)
5.000%,
8/1/25 ......... 250 251,039
5.000%,
10/1/25 ........ 555 559,096
5.000%,
8/1/26 ......... 2,550 2,612,347
5.000%,
12/1/26 ........ 2,315 2,386,303
3.500%,
8/1/27 ......... 1,515 1,530,147
5.000%,
10/1/28 ........ 5 5,006
5.000%,
8/1/30 ......... 5,135 5,253,096
5.000%,
11/1/30 ........ 2,500 2,738,600
5.000%,
10/1/31 ........ 1,480 1,639,178
4.000%,
9/1/32 ......... 1,000 1,002,960
5.000%,
8/1/35 ......... 3,320 3,351,910
4.000%,
9/1/35 ......... 4,715 4,669,712
4.000%,
3/1/36 (Pre-
refunded @ $100
3/1/30) ........... 2,725 2,717,410
4.000%,
10/1/36 ........ 1,050 1,037,074
State of Georgia (GO),
Series C1
5.000%, 07/01/26
..
225 230,433
Stockton Unified School
District (COP)
5.000%, 02/01/29
..
500 522,224
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
University of California
(RB)
4.000%, 05/15/35
..
1,680 $ 1,689,248
TOTAL CALIFORNIA ....... 50,167,042
COLORADO — (3.5%)
Adams & Arapahoe Joint
School District 28J
Aurora (GO)
5.000%, 12/01/26 (ST
AID WITHHLDG)
...
840 866,631
Adams 12 Five Star
Schools (GO)
5.000%, 12/15/30 (ST
AID WITHHLDG)
...
1,470 1,502,369
Arapahoe County School
District No. 5 Cherry
Creek (GO)
5.000%,
12/15/31 (ST AID
WITHHLDG) ...... 2,040 2,107,347
5.250%,
12/15/44 (ST AID
WITHHLDG) ...... 790 849,194
Board of Water
Commissioners City &
County of Denver (The)
(RB), Series A
5.000%, 09/15/44
..
300 316,266
City of Colorado Springs
Utilities System (RB),
Series B
5.000%, 11/15/37
..
400 437,887
Colorado Health Facilities
Authority (RB)
5.000%,
8/1/25 ......... 165 165,552
5.000%,
11/1/30 ........ 1,440 1,517,159
5.000%,
8/1/34 ......... 970 1,006,558
5.000%,
8/1/35 ......... 5,300 5,475,299
5.000%,
8/1/35 ......... 1,370 1,415,313
Colorado State Education
Loan Program (RN),
Series A
5.000%, 06/30/25
..
9,100 9,119,690
County of Pueblo (COP),
Series A
5.000%, 07/01/29
..
1,200 1,273,787
Denver City & County
School District No. 1
(GO), Series A
5.250%, 12/01/43 (ST
AID WITHHLDG)
...
5,000 5,400,937

118
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
COLORADO — (Continued)
Denver Health & Hospital
Authority (COP)
5.000%, 12/01/29
..
150 $ 154,553
Denver Health & Hospital
Authority (RB), Series A
5.000%, 12/01/33
..
370 383,346
Douglas County School
District No. Re-1
Douglas & Elbert
Counties (GO)
5.000%, 12/15/26 (ST
AID WITHHLDG)
...
3,065 3,166,926
E-470 Public Highway
Authority (RB)
5.000%,
9/1/26 ......... 785 804,591
5.000%,
9/1/36 ......... 145 152,695
El Paso County School
District No. 2 Harrison
(GO)
5.000%, 12/01/34 (ST
AID WITHHLDG)
...
2,165 2,247,539
Fossil Ridge Metropolitan
District No. 3 (GO)
5.000%, 12/01/29
(BAM)
............
65 69,005
¤ Garfield Pitkin & Eagle
Counties School District
No. Re-1 Roaring Fork
(GO), Series 1
5.000%, 12/15/29 (ST
AID WITHHLDG) (Pre-
refunded @ $100,
12/15/25)
..........
450 455,368
Jefferson County School
District R-1 (GO),
Series R-1
5.000%, 12/15/34 (ST
AID WITHHLDG)
...
4,435 4,605,231
Mesa County Valley
School District No. 51
Grand Junction (GO)
5.250%, 12/01/43 (ST
AID WITHHLDG)
...
7,000 7,590,030
Weld County School
District No. RE-7 Platte
Valley (GO)
5.000%, 12/01/38 (ST
AID WITHHLDG)
...
1,660 1,840,068
TOTAL COLORADO ....... 52,923,341
CONNECTICUT — (1.1%)
City of Bridgeport (GO)
5.000%,
2/15/26 ........ 585 592,491
Face
Amount Value†
(000)
CONNECTICUT
— (Continued)
5.000%,
8/15/26 ........ 130 $ 132,860
5.000%,
9/1/28 ......... 755 795,936
5.000%,
8/15/35 (AGM) ... 2,990 3,027,946
City of Meriden (GO)
4.000%,
1/15/43 ........ 585 578,499
4.000%,
1/15/44 ........ 1,290 1,263,959
City of New Haven (GO)
5.000%,
8/1/26 ......... 195 198,924
5.000%,
8/1/28 (AGM) .... 1,010 1,064,820
Connecticut State Health
& Educational Facilities
Authority (RB), Series M
5.000%, 07/01/27
..
545 549,686
State of Connecticut (GO)
5.000%,
6/15/26 ........ 305 306,154
4.000%,
1/15/28 ........ 95 96,925
5.000%,
10/15/29 ....... 1,855 1,896,998
5.000%,
6/15/30 ........ 1,160 1,164,389
State of Connecticut Special
Tax (RB)
5.000%,
1/1/32 ......... 2,870 2,984,657
5.000%,
5/1/38 ......... 465 488,074
Town of Greenwich (GO)
4.000%, 02/05/26
..
2,500 2,516,103
University of Connecticut
(RB), Series A
5.000%, 04/15/27
..
260 269,767
TOTAL CONNECTICUT .... 17,928,188
DELAWARE — (0.0%)
Delaware Municipal
Electric Corp. (The)
(RB)
5.000%, 07/01/25
..
500 501,237
DISTRICT OF COLUMBIA
— (0.4%)
District of Columbia (GO)
5.000%,
6/1/25 ......... 550 550,713
5.000%,
6/1/27 ......... 500 520,091
District of Columbia (RB)

119
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
DISTRICT OF COLUMBIA
— (Continued)
5.000%,
4/1/26 ......... 245 $ 248,891
5.000%,
4/1/34 ......... 1,180 1,199,307
Washington Convention &
Sports Authority (RB),
Series A
5.000%, 10/01/26
..
370 379,762
Washington Metropolitan
Area Transit Authority
(RB)
5.000%,
7/1/29 ......... 1,240 1,283,396
5.000%,
7/1/33 ......... 2,290 2,350,333
5.000%,
7/1/34 ......... 1,175 1,202,189
TOTAL DISTRICT OF
COLUMBIA .............. 7,734,682
FLORIDA — (5.9%)
Alachua County School
Board (COP)
5.000%, 07/01/29
(AGM)
............
2,330 2,491,767
Bay County School Board
(COP)
5.000%,
7/1/26 ......... 660 673,942
5.000%,
7/1/27 ......... 1,060 1,100,337
Central Florida Expressway
Authority (RB)
4.000%,
7/1/30 ......... 1,975 1,983,963
4.000%,
7/1/34 (AGM) .... 525 534,986
City of Cape Coral Water &
Sewer Revenue (RB)
5.000%, 10/01/26
..
225 230,527
City of Fort Lauderdale
(GO)
5.000%,
7/1/29 ......... 545 586,586
5.000%,
7/1/30 ......... 585 638,424
City of Fort Lauderdale
Water & Sewer (RB)
5.000%,
9/1/38 ......... 160 173,266
5.000%,
9/1/38 ......... 255 276,143
City of Gainesville Utilities
System (RB), Series A
5.000%, 10/01/31
..
2,400 2,487,454
Face
Amount Value†
(000)
FLORIDA — (Continued)
City of Hollywood (GO)
5.000%,
7/1/26 ......... 2,145 $ 2,192,047
5.000%,
7/1/27 ......... 1,830 1,905,103
City of Tallahassee Utility
System (RB), Series A
5.000%, 10/01/26
..
150 154,189
City of Tampa Sales Tax
(RB)
5.000%, 10/01/26
..
255 262,086
County of Broward Tourist
Development Tax (RB)
4.000%, 09/01/36
..
1,500 1,505,812
County of Hillsborough
Wastewater Impact Fee
(RB)
5.000%,
5/1/27 ......... 1,390 1,439,026
5.000%,
5/1/29 ......... 1,260 1,339,717
County of Miami-Dade (GO)
5.000%,
7/1/25 ......... 4,050 4,060,558
5.000%,
7/1/27 ......... 225 225,718
5.000%,
7/1/28 ......... 1,000 1,057,096
5.000%,
7/1/29 ......... 6,750 6,770,981
5.000%,
7/1/31 ......... 1,205 1,208,460
County of Miami-Dade
Aviation (RB)
5.000%,
10/1/25 ........ 450 453,188
4.000%,
10/1/34 ........ 240 241,579
Duval County Public
Schools (COP)
5.000%,
7/1/28 ......... 285 285,736
5.000%,
7/1/29 (AGM) .... 625 666,381
Florida Department
of Environmental
Protection (RB), Series
A
5.000%, 07/01/26
..
3,215 3,290,396
Florida Development
Finance Corp. (RB)
5.000%,
11/15/29 ....... 285 303,410
5.000%,
8/1/43 ......... 430 435,857

120
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
FLORIDA — (Continued)
Florida Keys Aqueduct
Authority (RB), Series B
5.000%, 09/01/25
..
4,300 $ 4,323,215
Fort Pierce Utilities Authority
(RB)
5.000%,
10/1/26 (AGM) ... 195 199,845
5.000%,
10/1/27 (AGM) ... 320 332,962
Hillsborough County School
Board (COP)
5.000%,
7/1/27 ......... 285 295,421
5.000%,
7/1/28 ......... 2,245 2,315,346
5.000%,
7/1/30 ......... 875 917,303
JEA Water & Sewer
System Revenue (RB)
5.000%, 10/01/44
..
2,000 2,115,038
Manatee County School
District (COP), Series A
5.000%, 07/01/30
(AGM)
............
2,010 2,179,561
Manatee County School
District (RB)
5.000%, 10/01/30
(AGM)
............
145 148,636
Miami-Dade County
Expressway Authority
(RB), Series A
5.000%, 07/01/33
..
20 20,225
Okaloosa County School
Board (COP), Series A
5.000%, 10/01/27
..
280 292,270
Orange County Health
Facilities Authority (RB)
5.000%,
10/1/29 ........ 555 594,062
5.000%,
10/1/44 ........ 835 851,591
Orlando Utilities
Commission (RB)
5.000%,
10/1/35 ........ 820 910,284
5.000%,
10/1/43 ........ 165 176,175
5.000%,
10/1/44 ........ 2,015 2,138,983
Palm Beach County Health
Facilities Authority (RB)
5.000%, 08/15/26
..
205 208,961
Palm Beach County School
District (COP)
5.000%,
8/1/27 ......... 835 870,874
Face
Amount Value†
(000)
FLORIDA — (Continued)
5.000%,
8/1/40 ......... 520 $ 549,142
Pasco County School
Board (COP), Series A
5.000%, 08/01/36
(AGM)
............
1,050 1,118,893
School Board of Miami-
Dade County (The)
(COP)
5.000%,
2/1/26 ......... 615 621,227
5.000%,
2/1/29 ......... 355 358,772
School Board of Miami-
Dade County (The)
(GO), Series A
5.000%, 03/15/39
(BAM)
............
7,945 8,456,544
School District of Broward
County (COP)
5.000%,
7/1/25 ......... 585 586,406
5.000%,
7/1/27 ......... 2,100 2,187,082
5.000%,
7/1/35 ......... 855 925,607
State of Florida (GO)
5.000%,
6/1/25 ......... 4,275 4,280,507
5.000%,
7/1/25 ......... 745 747,019
5.000%,
7/1/26 ......... 3,829 3,921,905
5.000%,
7/1/27 ......... 800 834,715
State of Florida Department
of Transportation
Turnpike System (RB)
4.000%,
7/1/36 ......... 1,000 1,002,529
4.000%,
7/1/39 ......... 1,300 1,301,414
4.000%,
7/1/44 ......... 2,312 2,182,321
West Palm Beach
Community
Redevelopment Agency
(TA)
5.000%, 03/01/28
..
40 40,245
TOTAL FLORIDA .......... 86,979,815
GEORGIA — (1.1%)
Board of Water Light
& Sinking Fund
Commissioners of City
of Dalton (The) (RB)
5.000%, 03/01/26
..
95 96,123

121
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
GEORGIA — (Continued)
City of Atlanta (GO), Series
A-1
5.000%, 12/01/29
..
1,000 $ 1,083,967
Clarke County School
District (GO)
5.000%, 09/01/27 (ST
AID WITHHLDG)
...
305 318,763
Development Authority for
Fulton County (RB),
Series A
5.000%, 07/01/28
..
960 973,642
Development Authority
of Cobb County (The)
(RB)
5.000%, 09/01/26
..
255 260,998
Effingham County School
District (GO)
5.000%, 09/01/44 (ST
AID WITHHLDG)
...
1,000 1,058,487
Gainesville & Hall County
Hospital Authority (RB)
5.000%,
2/15/26 ........ 400 405,119
5.000%,
2/15/26 ........ 400 405,119
5.000%,
2/15/35 ........ 25 25,380
Gwinnett County School
District (GO), Series B
5.000%, 08/01/27
..
2,045 2,138,718
Municipal Electric Authority
of Georgia (RB)
5.000%, 11/01/29
..
1,045 1,120,168
Private Colleges &
Universities Authority
(RB)
5.000%,
9/1/25 ......... 590 592,155
5.000%,
10/1/26 ........ 390 399,138
State of Georgia (GO)
4.000%,
1/1/27 ......... 5,020 5,110,551
5.000%,
7/1/27 ......... 3,555 3,710,957
5.000%,
7/1/36 ......... 1,505 1,673,982
TOTAL GEORGIA ......... 19,373,267
HAWAII — (1.1%)
City & County of Honolulu
(GO)
5.000%,
10/1/25 ........ 540 543,711
5.000%,
7/1/26 ......... 90 92,170
Face
Amount Value†
(000)
HAWAII — (Continued)
5.000%,
7/1/26 ......... 100 $ 102,411
5.000%,
9/1/26 ......... 1,365 1,401,592
5.000%,
10/1/26 ........ 615 619,306
5.000%,
11/1/26 ........ 4,030 4,151,333
5.000%,
10/1/27 ........ 1,745 1,756,419
4.000%,
7/1/39 ......... 1,075 1,052,100
County of Hawaii (GO)
5.000%, 09/01/44
..
210 222,660
State of Hawaii (GO)
5.000%,
10/1/26 ........ 680 699,765
4.000%,
10/1/30 ........ 6,585 6,614,548
TOTAL HAWAII ........... 17,256,015
IDAHO — (0.2%)
Idaho Health Facilities
Authority (RB), Series A
5.000%, 03/01/44
..
2,200 2,263,646
ILLINOIS — (3.9%)
Chicago O'Hare
International Airport (RB)
5.000%,
1/1/26 ......... 1,350 1,364,303
5.000%,
1/1/28 ......... 830 835,593
5.000%,
1/1/33 ......... 770 774,103
5.000%,
1/1/35 ......... 1,190 1,195,155
5.250%,
1/1/36 ......... 220 224,748
Chicago Park District (GO)
5.000%,
1/1/36 ......... 280 297,550
5.000%,
1/1/42 ......... 250 258,074
5.000%,
1/1/43 ......... 100 102,667
Chicago Transit Authority
Capital Grant Receipts
(RB)
5.000%,
6/1/26 ......... 270 274,214
5.000%,
6/1/28 ......... 1,250 1,298,041
5.000%,
6/1/29 ......... 790 828,502

122
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
ILLINOIS — (Continued)
Chicago Transit Authority
Sales Tax Receipts
Fund (RB), Series A
5.000%, 12/01/44
..
1,750 $ 1,804,841
City of Peoria (GO)
5.000%, 01/01/31
(AGM)
............
1,470 1,549,149
City of Springfield (GO)
5.000%, 12/01/25
..
230 232,078
Coles Christian Clark Etc
Counties Community
College District No.
517 Lake Land (GO),
Series A
5.000%, 12/01/25
..
1,500 1,514,070
Cook & Will Counties
Community College
District No. 515 (GO),
Series B
5.000%, 12/01/26
(BAM)
............
320 328,650
Cook County Community
Consolidated School
District No. 15 Palatine
(GO), Series B
5.000%, 06/15/36
..
1,050 1,122,958
County of Cook (GO)
5.000%,
11/15/25 ....... 3,915 3,946,625
5.000%,
11/15/26 ....... 735 754,226
County of Cook Sales Tax
(RB), Series A
5.000%, 11/15/27
..
385 401,042
County of Will (GO)
¤ 5.000%,
11/15/31 (Pre-
refunded @ $100,
11/15/25) ......... 1,710 1,726,372
¤ 5.000%,
11/15/34 (Pre-
refunded @ $100,
11/15/25) ......... 1,140 1,150,914
Elmhurst Park District (GO)
5.000%, 12/15/42
..
770 813,546
Illinois Finance Authority
(RB)
5.000%,
11/15/26 ....... 190 191,340
5.000%,
2/15/30 ........ 1,160 1,184,349
5.000%,
2/15/31 ........ 610 622,395
4.000%,
2/15/33 ........ 1,325 1,318,964
Face
Amount Value†
(000)
ILLINOIS — (Continued)
5.000%,
8/15/34 ........ 795 $ 844,713
5.000%,
8/15/35 ........ 715 757,651
5.000%,
8/15/40 ........ 545 566,589
Illinois State Toll Highway
Authority (RB)
5.000%,
12/1/31 ........ 4,025 4,053,475
4.000%,
1/1/39 ......... 405 391,234
Kane Cook & DuPage etc
Counties Community
College District No. 509
Elgin (GO)
4.000%, 12/15/41
..
2,225 2,168,133
Lake County Community
Consolidated School
District No. 102
Aptakisic-Tripp (GO)
5.000%, 05/01/41
..
3,475 3,571,132
Peoria County Community
Unit School District No.
323 (GO)
4.000%, 04/01/29
..
1,990 2,020,524
Sales Tax Securitization
Corp. (RB), Series A
5.000%, 01/01/44
..
1,700 1,763,318
Sangamon County
School District No. 186
Springfield (GO)
4.000%,
2/1/29 (AGM) .... 2,510 2,543,014
4.000%,
2/1/31 (AGM) .... 35 35,449
State of Illinois (GO)
5.000%,
10/1/25 ........ 1,090 1,096,986
5.000%,
3/1/29 ......... 2,350 2,460,730
5.000%,
3/1/33 ......... 1,105 1,167,108
5.000%,
10/1/33 ........ 1,980 2,038,910
4.000%,
6/1/37 ......... 55 50,888
4.000%,
10/1/39 ........ 2,675 2,453,908
University of Illinois (RB)
5.000%,
4/1/30 ......... 895 967,095
4.000%,
4/1/30 ......... 1,325 1,328,159

123
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
ILLINOIS — (Continued)
Will County Community Unit
School District No. 201-U
Crete-Monee (GO)
5.000%,
1/1/27 (AGM) .... 85 $ 85,866
¤ 5.000%,
1/1/27 (AGM) (Pre-
refunded @ $100,
1/1/26) ........... 90 91,116
TOTAL ILLINOIS .......... 56,570,467
INDIANA — (0.4%)
Avon Community School
Building Corp. (RB)
5.000%, 07/15/26 (ST
INTERCEPT)
......
250 255,508
Greater Clark Building
Corp. (RB)
4.000%, 07/15/26 (ST
INTERCEPT)
......
335 338,213
Indiana Finance Authority
(RB)
5.000%,
7/1/29 ......... 100 104,994
4.000%,
2/1/34 ......... 1,345 1,357,554
Indiana Municipal Power
Agency (RB), Series A
5.000%, 01/01/41
..
1,020 1,063,423
Indianapolis Local Public
Improvement Bond
Bank (RB), Series A
5.000%, 06/01/25
..
2,615 2,617,942
TOTAL INDIANA .......... 5,737,634
IOWA — (0.7%)
Cedar Falls Community
School District (GO)
4.000%, 06/01/28
(AGM)
............
905 926,604
City of Cedar Rapids (GO),
Series A
5.000%, 06/01/43
..
1,380 1,442,521
City of Sioux City (GO),
Series A
3.000%, 06/01/26
..
495 493,902
City of West Des Moines
(GO), Series A
5.000%, 06/01/28
..
1,030 1,087,088
College Community School
District (GO), Series C
3.000%, 06/01/26
..
455 454,087
Iowa Valley Community
College District (GO)
4.000%, 06/01/26
..
1,450 1,465,493
Face
Amount Value†
(000)
IOWA — (Continued)
Waukee Community
School District (GO),
Series A
5.000%, 06/01/37
..
3,590 $ 3,830,307
TOTAL IOWA ............. 9,700,002
KANSAS — (0.4%)
City of Lawrence (GO)
4.000%, 05/01/26
..
3,000 3,026,740
¤ Franklin County Unified
School District No. 290
Ottawa (GO), Series
290-A
5.000%, 09/01/31
(Pre-refunded @
$100, 9/1/25)
......
430 432,321
Kansas Development
Finance Authority (RB)
5.000%,
4/1/26 ......... 570 579,985
5.000%,
5/1/28 ......... 1,515 1,599,308
Shawnee County Unified
School District No. 437
Auburn - Washburn
(GO), Series A
5.000%, 09/01/43
..
1,790 1,901,893
TOTAL KANSAS .......... 7,540,247
KENTUCKY — (0.8%)
County of Warren (RB),
Series A
5.000%, 04/01/26
..
90 91,380
Eastern Kentucky
University (RB), Series
A
5.000%, 04/01/35
(BAM) (ST
INTERCEPT)
......
1,100 1,175,684
Glasgow Independent
School District Finance
Corp. (RB)
5.000%, 02/01/32 (ST
INTERCEPT)
......
1,365 1,463,543
Kentucky Municipal Power
Agency (RB)
5.000%, 09/01/31
(NATL)
...........
265 268,688
Kentucky State Property
& Building Commission
(RB)
5.000%,
5/1/26 ......... 220 223,790
5.000%,
11/1/26 (AGM) ... 100 103,075
5.000%,
4/1/28 ......... 480 496,174

124
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
KENTUCKY — (Continued)
5.000%,
5/1/30 ......... 25 $ 27,030
5.000%,
6/1/30 ......... 355 384,217
5.000%,
4/1/33 ......... 1,500 1,536,818
5.000%,
5/1/36 ......... 500 514,739
Kentucky Turnpike Authority
(RB)
5.000%,
7/1/25 ......... 515 516,344
5.000%,
7/1/29 ......... 120 120,291
Louisville and Jefferson
County Metropolitan
Sewer District (RB)
5.000%,
5/15/42 ........ 2,390 2,523,275
5.000%,
5/15/43 ........ 2,635 2,768,811
Louisville/Jefferson
County Metropolitan
Government (RB)
5.000%, 10/01/26
..
640 654,103
TOTAL KENTUCKY ........ 12,867,962
LOUISIANA — (0.3%)
Ascension Parish School
Board (GO)
5.000%, 03/01/26
..
195 198,011
City of New Orleans (GO)
5.000%,
12/1/27 ........ 1,540 1,609,509
5.000%,
12/1/29 ........ 750 803,748
5.000%,
12/1/34 ........ 200 212,507
City of New Orleans Water
System (RB)
5.000%,
12/1/27 ........ 115 115,981
¤ 5.000%,
6/1/31 (Pre-
refunded @ $100,
6/1/25) ........... 215 215,252
East Ouachita Parish
School District (GO)
4.000%, 03/01/26
..
250 251,309
Lafourche Parish School
Board (GO)
5.000%, 03/01/29
..
60 63,571
St. Tammany Parish Wide
School District No. 12
(GO)
Face
Amount Value†
(000)
LOUISIANA — (Continued)
5.000%,
3/1/26 ......... 420 $ 426,208
5.000%,
3/1/27 ......... 605 625,575
¤ State of Louisiana
Gasoline & Fuels Tax
(RB), Series A
5.000%, 05/01/34
(Pre-refunded @
$100, 5/1/25)
......
1,085 1,085,000
TOTAL LOUISIANA ........ 5,606,671
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/26
..
300 306,146
Maine Health & Higher
Educational Facilities
Authority (RB)
5.000%, 07/01/29
..
25 26,336
Maine Turnpike Authority
(RB)
5.000%, 07/01/26
..
1,820 1,862,682
State of Maine (GO),
Series D
5.000%, 06/01/28
..
380 402,798
TOTAL MAINE ............ 2,597,962
MARYLAND — (4.9%)
City of Baltimore (GO)
5.000%,
10/15/25 ....... 160 161,296
5.000%,
10/15/26 ....... 1,470 1,513,437
County of Anne Arundel
(GO)
5.000%,
4/1/26 ......... 2,495 2,542,141
5.000%,
10/1/27 ........ 1,005 1,054,360
5.000%,
10/1/37 ........ 1,435 1,455,941
County of Baltimore (GO)
5.000%,
7/1/26 ......... 1,060 1,085,214
5.000%,
3/1/27 ......... 3,920 4,064,763
County of Charles (GO)
5.000%, 10/01/29
..
1,505 1,630,960
County of Harford (GO)
5.000%,
10/1/29 ........ 2,000 2,167,388
4.000%,
10/1/42 ........ 1,485 1,447,743
County of Howard (GO),
Series A
5.000%, 08/15/26
..
1,125 1,154,783
County of Montgomery (GO)

125
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
MARYLAND — (Continued)
5.000%,
10/1/26 ........ 1,120 $ 1,152,537
5.000%,
10/1/27 ........ 1,035 1,085,833
4.000%,
8/1/43 ......... 8,000 7,676,266
4.000%,
8/1/44 ......... 8,800 8,356,953
County of Prince George's
(GO)
5.000%,
7/1/26 ......... 3,000 3,072,055
5.000%,
7/1/27 ......... 1,090 1,138,286
5.000%,
8/1/43 ......... 4,765 5,110,135
Maryland Health & Higher
Educational Facilities
Authority (RB)
5.000%,
8/15/28 ........ 105 105,113
5.000%,
7/1/41 ......... 735 769,707
5.000%,
7/1/42 ......... 435 452,193
2.450%,
6/1/48 ......... 14,710 14,710,000
State of Maryland (GO)
5.000%,
3/15/26 ........ 2,640 2,688,640
5.000%,
8/1/26 ......... 615 631,114
5.000%,
8/1/26 ......... 255 261,682
5.000%,
8/1/27 ......... 3,950 4,131,310
5.000%,
8/1/29 ......... 1,095 1,163,093
5.000%,
3/15/32 ........ 1,830 1,956,341
4.000%,
8/1/35 ......... 1,105 1,118,644
Washington Suburban
Sanitary Commission
(RB)
5.000%, 12/01/25
(CNTY GTD)
.......
1,125 1,137,255
TOTAL MARYLAND ........ 74,995,183
MASSACHUSETTS — (4.7%)
City of Fall River (GO)
3.000%, 12/01/34 (ST
AID WITHHLDG)
...
200 182,841
City of Haverhill (GO)
4.000%,
11/15/42 ....... 2,475 2,361,472
Face
Amount Value†
(000)
MASSACHUSETTS
— (Continued)
4.000%,
11/15/43 ....... 1,615 $ 1,520,908
City of Newton (GO)
4.000%, 02/01/43
..
1,380 1,333,009
City of Quincy (GO)
5.000%,
7/25/25 ........ 1,140 1,139,056
5.000%,
9/1/41 ......... 995 1,077,157
5.000%,
9/1/42 ......... 2,725 2,924,998
City of Revere (GO)
5.000%, 10/15/25
..
565 569,732
Commonwealth of
Massachusetts (GO)
5.000%,
7/1/27 ......... 5,560 5,686,608
5.000%,
7/1/28 ......... 205 217,603
5.000%,
5/1/29 ......... 600 645,440
5.000%,
10/1/29 ........ 6,085 6,586,139
5.000%,
7/1/36 ......... 5,910 5,985,600
4.000%,
2/1/37 ......... 1,490 1,480,772
4.000%,
2/1/39 ......... 1,840 1,816,872
4.000%,
5/1/39 ......... 2,800 2,738,780
5.000%,
8/1/41 ......... 8,500 9,072,179
5.000%,
1/1/43 ......... 1,950 1,977,875
5.000%,
5/1/44 ......... 1,000 1,056,323
5.000%,
8/1/44 ......... 5,000 5,287,694
Commonwealth of
Massachusetts
Transportation Fund
(RB)
5.000%, 06/01/41
..
1,365 1,387,985
¤ Massachusetts Bay
Transportation Authority
Sales Tax (RB), Series
B
5.000%, 07/01/27
(Pre-refunded @
$100, 7/1/25)
......
500 501,297
Massachusetts
Development Finance
Agency (RB)

126
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
MASSACHUSETTS
— (Continued)
5.000%,
7/1/34 ......... 240 $ 249,338
¤ 5.000%,
6/1/39 (Pre-
refunded @ $100,
6/1/29) ........... 1,385 1,490,501
5.000%,
7/1/39 ......... 1,435 1,486,345
5.000%,
7/1/42 ......... 750 765,974
5.000%,
7/1/43 ......... 1,415 1,436,227
5.000%,
7/1/44 ......... 1,290 1,301,366
Massachusetts School
Building Authority (RB)
¤ 5.000%,
8/15/35 (Pre-
refunded @ $100,
8/15/25) .......... 475 477,304
¤ 5.000%,
2/15/49 (Pre-
refunded @ $100,
2/15/26) .......... 2,010 2,041,025
Town of Bedford (GO)
5.000%, 05/01/25
..
160 160,000
Town of Hingham (GO)
4.000%,
2/13/26 ........ 1,515 1,524,384
4.000%,
2/1/42 ......... 850 831,936
Town of Watertown (GO)
4.000%,
6/15/41 ........ 1,570 1,539,972
4.000%,
6/15/42 ........ 1,505 1,472,549
TOTAL MASSACHUSETTS .. 70,327,261
MICHIGAN — (2.0%)
¤ Brandon School District
(GO), Series A
5.000%, 05/01/34
(Q-SBLF) (Pre-
refunded @ $100,
5/1/25)
............
160 160,000
Central Michigan University
(RB)
5.000%, 10/01/33
..
200 211,962
Detroit City School District
(GO), Series A
5.250%, 05/01/26
(AGM) (Q-SBLF)
....
470 480,260
Face
Amount Value†
(000)
MICHIGAN — (Continued)
Grand Ledge Public
Schools (GO), Series II
5.000%, 05/01/39
(Q-SBLF)
.........
1,270 $ 1,328,241
Grandville Public Schools
(GO)
5.000%, 05/01/40
(AGC)
............
750 800,883
Great Lakes Water
Authority Sewage
Disposal System (RB),
Series A
5.000%, 07/01/37
..
1,195 1,306,034
Great Lakes Water
Authority Water Supply
System (RB), Series C
5.000%, 07/01/29
..
1,970 2,005,800
Howell Public Schools
(GO)
5.000%, 05/01/41
(Q-SBLF)
.........
400 423,317
Kalamazoo Public Schools
(GO)
4.000%, 05/01/25
..
50 50,000
Michigan Finance Authority
(RB)
5.000%,
11/15/27 ....... 2,185 2,236,596
5.000%,
12/1/28 ........ 90 95,045
5.000%,
12/1/35 ........ 2,080 2,126,375
5.000%,
11/15/37 ....... 1,670 1,684,299
Michigan State University
(RB), Series A
5.000%, 08/15/42
..
12,385 13,175,158
Northville Public Schools
(GO), Series I
5.000%, 05/01/35
..
475 513,542
Oakland University (RB),
Series A
5.000%, 03/01/29
..
55 58,253
Pontiac School District
(GO)
4.000%, 05/01/34
(Q-SBLF)
.........
2,220 2,230,020
Romeo Community School
District (GO)
4.000%, 05/01/26
(Q-SBLF)
.........
320 322,696
Saginaw City School
District (GO)
4.000%, 05/01/28
(Q-SBLF)
.........
400 407,632

127
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
MICHIGAN — (Continued)
State of Michigan (GO),
Series A
5.000%, 05/01/25
..
380 $ 380,000
Troy School District (GO)
5.000%, 05/01/30
(Q-SBLF)
.........
1,000 1,088,843
TOTAL MICHIGAN ........ 31,084,956
MINNESOTA — (1.8%)
City of St. Paul (GO),
Series A
5.000%, 09/01/26
..
855 878,275
County of Hennepin (GO)
5.000%,
12/1/26 ........ 4,055 4,186,189
5.000%,
12/1/40 ........ 3,055 3,115,989
Minneapolis Special
School District No. 1
(COP), Series C
5.000%, 02/01/32 (SD
CRED PROG)
......
1,000 1,029,402
Minneapolis Special
School District No. 1
(GO), Series A
5.000%, 02/01/44 (SD
CRED PROG)
......
2,010 2,124,487
Minnesota Higher
Education Facilities
Authority (RB), Series B
5.000%, 10/01/27
..
440 457,615
St. Louis Park Independent
School District No. 283
(GO)
5.000%,
2/1/27 (SD CRED
PROG) .......... 1,720 1,786,663
5.000%,
2/1/29 (SD CRED
PROG) .......... 3,975 4,233,082
St. Paul Independent
School District No. 625
(GO)
4.000%,
2/1/42 (SD CRED
PROG) .......... 1,430 1,349,862
4.000%,
2/1/43 (SD CRED
PROG) .......... 1,485 1,406,741
State of Minnesota (GO)
5.000%,
8/1/25 ......... 2,340 2,349,731
5.000%,
8/1/26 ......... 1,695 1,702,665
4.000%,
8/1/41 ......... 2,205 2,173,014
Face
Amount Value†
(000)
MINNESOTA — (Continued)
University of Minnesota
(RB), Series B
5.000%, 10/01/25
..
305 $ 307,237
Western Minnesota
Municipal Power
Agency (RB), Series A
5.000%, 01/01/27
..
510 526,576
TOTAL MINNESOTA ....... 27,627,528
MISSISSIPPI — (0.4%)
Mississippi Development
Bank (RB), Series A
5.000%, 04/01/28
..
1,305 1,318,543
State of Mississippi (GO)
5.000%,
9/1/25 ......... 645 648,480
¤ 5.000%,
11/1/33 (Pre-
refunded @ $100,
11/1/26) .......... 1,645 1,693,173
4.000%,
10/1/37 ........ 1,645 1,618,308
University of Mississippi
Educational Building
Corp. (RB)
5.000%, 10/01/25
..
660 664,594
TOTAL MISSISSIPPI ....... 5,943,098
MISSOURI — (0.5%)
City of Kansas City Sanitary
Sewer System (RB)
5.000%,
1/1/28 ......... 475 499,282
5.000%,
1/1/29 ......... 500 534,121
5.000%,
1/1/30 ......... 300 322,051
City of Wentzville (COP)
5.000%,
11/1/31 ........ 1,040 1,063,390
5.000%,
11/1/32 ........ 290 296,579
Health & Educational
Facilities Authority of
the State of Missouri
(RB)
5.000%, 11/15/26
..
470 483,722
Jefferson City School
District (COP), Series A
4.000%, 04/01/26
ETM
.............
100 100,831
Kansas City Industrial
Development Authority
(RB)
5.000%, 03/01/30
..
270 290,191
Metropolitan St. Louis
Sewer District (RB)

128
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
MISSOURI — (Continued)
5.000%,
5/1/25 ......... 930 $ 930,000
5.000%,
5/1/26 ......... 190 193,966
5.000%,
5/1/27 ......... 115 119,643
Missouri Joint Municipal
Electric Utility
Commission (RB)
5.000%,
6/1/27 ......... 1,325 1,326,663
5.000%,
12/1/30 ........ 1,150 1,151,443
Nixa Public Schools (GO)
5.000%, 03/01/36 (ST
AID DIR DEP)
......
375 410,647
North Kansas City School
District No. 74 (GO)
6.000%, 03/01/27 (ST
AID DIR DEP)
......
1,660 1,748,854
University City School
District (GO)
5.250%, 02/15/44 (ST
AID DIR DEP)
......
310 324,617
TOTAL MISSOURI ......... 9,796,000
NEBRASKA — (1.4%)
City of Gretna (COP)
5.000%, 12/15/25
..
380 380,362
City of Omaha (GO)
5.000%, 04/15/29
..
750 804,435
Metropolitan Utilities District
of Omaha Gas System
(RB)
5.000%,
12/1/41 ........ 1,840 1,965,812
5.000%,
12/1/42 ........ 2,495 2,651,751
Municipal Energy Agency
of Nebraska (RB)
4.000%, 04/01/35
..
2,505 2,475,439
Papillion-La Vista School
District No. 27 (GO)
5.000%, 12/01/44
..
8,000 8,389,260
Public Power Generation
Agency (RB)
5.000%, 01/01/37
..
2,585 2,610,874
TOTAL NEBRASKA ........ 19,277,933
NEVADA — (1.1%)
City of North Las Vegas
(GO)
5.000%, 06/01/28
(BAM)
............
190 200,716
Clark County School District
(GO)
Face
Amount Value†
(000)
NEVADA — (Continued)
5.000%,
6/15/26 ........ 275 $ 278,049
5.000%,
6/15/28 ........ 190 195,932
County of Clark (GO)
5.000%,
7/1/27 ......... 1,595 1,663,909
5.000%,
12/1/32 ........ 1,005 1,048,173
County of Clark Passenger
Facility Charge (RB)
5.000%,
7/1/27 ......... 290 301,661
5.000%,
7/1/28 ......... 760 803,419
Las Vegas Convention &
Visitors Authority (RB),
Series B
5.000%, 07/01/27
..
460 478,202
Las Vegas Valley Water
District (GO), Series A
5.000%, 06/01/27
..
2,060 2,142,821
State of Nevada (GO)
5.000%,
5/1/25 ......... 1,245 1,245,000
5.000%,
5/1/42 ......... 1,015 1,076,599
5.000%,
5/1/43 ......... 4,780 5,046,239
Washoe County School
District (GO)
5.000%,
10/1/25 (BAM) ... 510 513,674
5.000%,
4/1/26 ......... 1,010 1,028,416
4.000%,
10/1/32 ........ 1,325 1,334,021
TOTAL NEVADA .......... 17,356,831
NEW HAMPSHIRE — (0.1%)
State of New Hampshire
(GO), Series A
5.000%, 02/15/37
..
980 1,074,274
NEW JERSEY — (2.9%)
City of Hoboken (GO)
4.000%, 03/10/26
..
6,000 6,045,907
City of Linden (GO)
4.500%, 07/10/25
..
1,600 1,602,286
County of Essex (GO)
4.250%,
7/10/25 ........ 6,325 6,332,484
5.000%,
9/1/25 ......... 185 186,059
County of Mercer (GO)
4.000%, 02/01/26
..
1,330 1,340,513

129
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
NEW JERSEY — (Continued)
Hudson County
Improvement Authority
(RN), Series A
4.000%, 03/12/26
(CNTY GTD)
.......
718 $ 722,433
New Jersey Economic
Development Authority
(RB)
4.000%, 06/15/36
..
3,000 2,934,080
New Jersey Educational
Facilities Authority (RB),
Series A
5.000%, 07/01/25
(AGM)
............
60 60,145
New Jersey Transportation
Trust Fund Authority
(RB)
5.000%,
6/15/31 ........ 3,035 3,286,634
5.000%,
6/15/35 ........ 410 443,979
4.000%,
6/15/37 ........ 2,395 2,345,435
New Jersey Turnpike
Authority (RB), Series G
5.000%, 01/01/35
..
885 914,447
State of New Jersey (GO)
5.000%,
6/1/28 ......... 905 956,283
5.000%,
6/1/29 ......... 840 900,680
4.000%,
6/1/30 ......... 1,830 1,897,981
Township of Hamilton
(GO), Series A
5.000%, 05/14/25
..
2,000 2,000,866
Township of Parsippany-
Troy Hills (GO)
4.000%, 10/29/25
..
5,000 5,013,449
Township of South
Brunswick (GO), Series
A
4.000%, 10/21/25
..
3,000 3,007,207
Township of Toms River
(GO)
4.000%,
6/1/26 ......... 1,440 1,459,407
4.000%,
6/1/27 ......... 690 704,595
TOTAL NEW JERSEY ...... 42,154,870
NEW MEXICO — (0.6%)
Albuquerque Bernalillo
County Water Utility
Authority (RB)
5.000%, 07/01/29
..
1,075 1,108,045
Face
Amount Value†
(000)
NEW MEXICO — (Continued)
City of Albuquerque (GO)
5.000%,
7/1/26 ......... 395 $ 404,293
4.000%,
7/1/38 ......... 1,000 1,002,774
New Mexico Hospital
Equipment Loan
Council (RB)
4.000%, 08/01/36
..
3,515 3,381,131
State of New Mexico
Severance Tax
Permanent Fund (RB)
5.000%, 07/01/27
..
2,465 2,567,803
TOTAL NEW MEXICO ...... 8,464,046
NEW YORK — (7.6%)
Canton Central School
District (GO), Series A
4.000%, 06/27/25 (ST
AID WITHHLDG)
...
2,500 2,501,704
City of New York (GO)
5.000%,
8/1/25 ......... 675 677,720
5.000%,
8/1/28 ......... 1,350 1,401,548
5.000%,
8/1/28 ......... 2,350 2,391,694
4.000%,
8/1/32 ......... 1,705 1,706,528
5.000%,
8/1/32 ......... 1,000 1,015,166
5.000%,
12/1/39 ........ 5,525 5,690,004
2.500%,
3/1/40 ......... 1,340 1,340,000
5.250%,
4/1/44 ......... 1,625 1,728,540
5.000%,
8/1/44 ......... 750 788,865
2.500%,
8/1/44 ......... 7,100 7,100,000
City of Oneida (GO)
4.000%, 03/27/26
..
2,000 2,014,623
City of Rochester (GO)
5.000%,
7/31/25 ........ 5,000 5,017,187
4.000%,
2/26/26 ........ 4,330 4,356,199
Dutchess County Local
Development Corp.
(RB), Series B
4.000%, 07/01/34
..
85 83,652
Empire State Development
Corp. (RB)
5.000%,
3/15/26 ETM .... 395 402,080

130
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
NEW YORK — (Continued)
5.000%,
3/15/27 ETM .... 3,000 $ 3,117,672
5.000%,
3/15/32 ........ 1,930 1,975,927
4.000%,
3/15/34 ETM .... 4,090 4,099,565
5.000%,
3/15/35 ETM .... 3,685 3,938,157
Metropolitan Transportation
Authority (RB)
5.000%,
11/15/25 ....... 965 972,457
5.000%,
11/15/36 ....... 2,810 2,811,650
Monroe County Industrial
Development Corp. (RB)
5.000%,
12/1/25 ........ 40 40,200
5.000%,
12/1/26 ........ 425 434,439
New York City Industrial
Development Agency
(RB)
5.000%,
3/1/28 (AGM) .... 300 314,076
5.000%,
1/1/29 (AGM) .... 2,595 2,745,450
New York Convention
Center Development
Corp F282(RB)
5.000%, 11/15/35
..
2,500 2,512,226
New York Convention
Center Development
Corp. (RB)
5.000%, 11/15/25
..
65 65,457
New York State Dormitory
Authority (RB)
5.000%,
2/15/26 ETM .... 1,115 1,132,648
5.000%,
3/15/26 ETM .... 2,015 2,051,117
5.000%,
5/1/26 ......... 275 275,000
5.000%,
2/15/33 ........ 3,900 3,966,789
5.000%,
3/15/34 ........ 1,535 1,604,611
5.000%,
3/15/36 ........ 4,260 4,319,152
5.000%,
3/15/38 ........ 3,660 3,755,827
5.000%,
3/15/38 ........ 425 458,049
5.000%,
3/15/39 ........ 1,885 1,937,293
Face
Amount Value†
(000)
NEW YORK — (Continued)
5.000%,
2/15/41 ........ 8,140 $ 8,445,259
5.000%,
3/15/41 ........ 1,500 1,501,968
5.000%,
3/15/43 ........ 3,010 3,169,951
New York State Thruway
Authority (RB)
5.000%,
1/1/26 ......... 185 187,662
5.000%,
3/15/29 ........ 1,045 1,121,883
Niagara Falls City School
District (GO)
4.500%, 07/10/25 (ST
AID WITHHLDG)
...
4,795 4,801,372
Port Authority of New York
& New Jersey (RB)
4.000%,
12/1/26 ........ 760 770,907
5.000%,
12/1/37 ........ 245 265,984
5.000%,
1/15/41 ........ 500 538,056
5.000%,
7/15/41 ........ 3,290 3,508,188
Town of North Hempstead
(GO), Series B
4.000%, 09/19/25
..
2,000 2,004,929
Town of Oyster Bay (GO)
5.000%, 08/01/29
(AGM)
............
85 92,334
Triborough Bridge & Tunnel
Authority (RB)
5.000%,
11/15/28 ....... 4,030 4,274,031
5.000%,
11/15/29 ....... 500 542,799
5.000%,
11/15/36 ....... 1,035 1,049,062
5.000%,
11/15/38 ....... 1,725 1,753,363
TOTAL NEW YORK ........ 114,771,020
NORTH CAROLINA — (0.3%)
Cape Fear Public Utility
Authority (RB)
5.000%,
4/1/43 ......... 340 363,104
5.000%,
4/1/44 ......... 360 382,141
City of Charlotte Water &
Sewer System (RB)
5.000%, 07/01/43
..
500 537,025

131
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
NORTH CAROLINA
— (Continued)
City of Durham Water &
Sewer Utility System
(RB)
5.000%, 08/01/28
..
1,425 $ 1,513,663
City of Fayetteville Public
Works Commission
(RB)
5.000%, 03/01/39
..
2,250 2,433,203
City of Raleigh Combined
Enterprise System (RB)
5.000%, 09/01/36
..
375 416,467
County of Durham (GO)
5.000%,
6/1/36 ......... 600 664,748
5.000%,
6/1/37 ......... 165 181,691
North Carolina Capital
Facilities Finance
Agency (RB)
4.000%, 05/01/34
..
80 78,601
North Carolina Medical
Care Commission (RB)
4.000%, 06/01/25
..
130 130,023
North Carolina Municipal
Power Agency No. 1
(RB), Series A
5.000%, 01/01/32
..
375 400,464
State of North Carolina
(RB)
5.000%, 03/01/33
..
350 370,118
TOTAL NORTH CAROLINA .. 7,471,248
NORTH DAKOTA — (0.1%)
City of Fargo (GO), Series
H
4.000%, 05/01/43
..
1,285 1,220,194
OHIO — (1.6%)
Akron Bath Copley Joint
Township Hospital
District (RB), Series A
5.000%, 11/15/29
..
75 80,392
American Municipal Power,
Inc. (RB)
5.000%,
2/15/26 ........ 910 923,221
5.000%,
2/15/29 ........ 505 510,450
¤ Big Walnut Local School
District (GO)
5.000%, 12/01/34
(Pre-refunded @
$100, 6/1/25)
......
490 490,594
City of Cleveland Airport
System (RB)
5.000%, 01/01/26
..
795 804,054
Face
Amount Value†
(000)
OHIO — (Continued)
City of Columbus (GO),
Series A
5.000%, 08/15/41
..
500 $ 540,349
City of Hamilton (GO)
4.000%, 12/17/25
(ST STANDBY NT
PURCHASE)
......
415 416,250
County of Allen Hospital
Facilities (RB)
5.000%,
12/1/26 ........ 1,250 1,279,314
5.000%,
8/1/29 ......... 770 798,955
5.000%,
11/1/41 ........ 1,000 1,036,182
Ohio Higher Educational
Facility Commission
(RB)
5.000%, 05/01/28
..
900 937,451
Ohio State University (The)
(RB), Series A
5.000%, 12/01/26
..
410 422,685
State of Ohio (GO)
5.000%,
8/1/25 ......... 1,030 1,034,413
5.000%,
9/1/25 ......... 955 960,631
5.000%,
5/1/26 ......... 435 444,220
¤ 5.000%,
11/1/26 (Pre-
refunded @ $100,
5/1/25) ........... 570 570,000
5.000%,
5/1/28 ......... 1,770 1,875,258
5.000%,
3/1/29 ......... 840 901,567
5.000%,
2/1/32 ......... 2,710 2,740,831
5.000%,
5/1/35 ......... 1,230 1,258,577
State of Ohio (RB)
5.000%,
1/1/32 ......... 1,815 1,881,408
5.000%,
1/1/33 ......... 2,980 3,082,388
TOTAL OHIO ............. 22,989,190
OKLAHOMA — (0.7%)
Cleveland County
Educational Facilities
Authority (RB), Series A
5.000%, 06/01/32
..
2,660 2,910,401

132
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
OKLAHOMA — (Continued)
Cleveland County
Independent School
District No. 29 Norman
(GO)
4.000%, 03/01/27
..
4,000 $ 4,053,149
Cushing Educational
Facilities Authority (RB)
5.000%, 09/01/28
..
1,265 1,321,868
Garfield County
Educational Facilities
Authority (RB), Series A
5.000%, 09/01/30
..
1,375 1,396,528
Oklahoma County
Independent School
District No. 12 Edmond
(GO)
3.000%, 03/01/26
..
480 478,990
TOTAL OKLAHOMA ....... 10,160,936
OREGON — (2.3%)
City of Bend (GO)
5.000%, 06/01/43
..
3,615 3,858,595
City of Eugene Electric
Utility System (RB)
5.000%, 08/01/43
..
535 569,461
City of Portland (GO),
Series A
5.000%, 06/01/26
..
500 511,324
City of Portland Sewer
System (RB), Series A
5.000%, 06/15/26
..
620 634,530
County of Multnomah (GO)
5.000%, 06/01/29
..
1,060 1,093,231
Deschutes County
Administrative School
District No. 1 Bend-La
Pine (GO)
5.000%, 06/15/26
(SCH BD GTY)
.....
4,130 4,223,564
Deschutes County Hospital
Facilities Authority (RB)
5.000%, 01/01/32
..
125 130,979
Multnomah & Clackamas
Counties School District
No. 10JT Gresham-
Barlow (GO), Series B
5.000%, 06/15/25
(SCH BD GTY)
.....
305 305,554
Multnomah County School
District No. 1 Portland
(GO)
5.000%,
6/15/25 (SCH BD
GTY) ............ 5,095 5,103,618
Face
Amount Value†
(000)
OREGON — (Continued)
5.000%,
6/15/27 (SCH BD
GTY) ............ 500 $ 520,556
5.000%,
6/15/36 (SCH BD
GTY) ............ 1,500 1,642,456
Multnomah County School
District No. 7 Reynolds
(GO), Series A
5.000%, 06/15/27
(SCH BD GTY)
.....
1,025 1,026,861
Oregon Health & Science
University (RB), Series
B
5.000%, 07/01/33
..
1,345 1,360,844
Oregon State Facilities
Authority (RB), Series A
5.000%, 06/01/32
..
470 474,671
Port of Portland Airport
Revenue (RB), Series A
5.000%, 07/01/29
..
75 80,301
Portland Community
College District (GO)
5.000%,
6/15/27 ........ 2,080 2,115,381
5.000%,
6/15/33 ........ 1,240 1,256,714
State of Oregon (GO)
5.000%,
5/1/25 ......... 480 480,000
5.000%,
5/1/27 ......... 185 192,039
5.000%,
5/1/28 ......... 670 670,000
5.000%,
5/1/32 ......... 1,995 2,024,683
5.250%,
5/1/44 ......... 540 582,524
5.250%,
6/1/44 ......... 500 543,178
State of Oregon Department
of Transportation (RB)
5.000%,
5/15/25 ........ 1,325 1,325,641
5.000%,
11/15/41 ....... 1,035 1,105,750
Tri-County Metropolitan
Transportation District
of Oregon (RB), Series
A
3.250%, 10/01/34
..
50 46,835
Tualatin Valley Water
District (RB)
5.000%, 06/01/43
..
550 576,416

133
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
OREGON — (Continued)
Washington & Clackamas
Counties School District
No. 23J Tigard-Tualatin
(GO), Series 23-J
5.000%, 06/15/31
(SCH BD GTY)
.....
1,100 $ 1,130,706
Washington & Multnomah
Counties School District
No. 48J Beaverton
(GO), Series C
5.000%, 06/15/27
(SCH BD GTY)
.....
1,280 1,333,161
TOTAL OREGON ......... 34,919,573
PENNSYLVANIA — (2.5%)
Baldwin Whitehall School
District (GO)
5.000%, 11/15/25
(BAM) (ST AID
WITHHLDG)
.......
890 898,051
Bristol Township School
District (GO)
5.000%, 06/01/25
(BAM) (ST AID
WITHHLDG)
.......
165 165,172
Chichester School District
(GO)
4.000%, 09/15/28
(AGM) (ST AID
WITHHLDG)
.......
45 45,939
City of Philadelphia (GO)
5.000%,
8/1/25 ......... 415 416,369
5.000%,
8/1/27 ......... 1,865 1,933,123
5.000%,
8/1/27 ......... 395 396,363
5.000%,
8/1/37 ......... 1,250 1,275,814
Commonwealth of
Pennsylvania (GO)
4.000%,
9/15/32 ........ 1,055 1,058,828
4.000%,
3/1/38 ......... 3,765 3,769,313
County of Lackawanna
(GO), Series B
4.000%, 09/01/30
(BAM)
............
200 200,986
County of Lehigh (RB)
5.000%, 07/01/29
..
1,315 1,387,952
County of Montgomery
(GO)
5.000%, 07/01/26
..
2,000 2,048,037
Delaware River Port
Authority (RB), Series A
5.000%, 01/01/35
..
205 214,336
Face
Amount Value†
(000)
PENNSYLVANIA
— (Continued)
East Stroudsburg Area
School District (GO),
Series AA
4.000%, 09/01/27 (ST
AID WITHHLDG)
...
60 $ 60,188
Monroeville Finance
Authority (RB), Series B
5.000%, 02/15/29
..
1,290 1,353,790
Pennsylvania Higher
Educational Facilities
Authority (RB)
5.000%,
6/15/26 ........ 705 720,352
5.000%,
5/1/29 ......... 60 60,562
5.000%,
5/1/34 ......... 770 774,055
Pennsylvania State
University (The) (RB)
4.000%, 09/01/35
..
1,260 1,260,692
Pennsylvania Turnpike
Commission (RB)
5.000%,
12/1/33 ........ 2,690 2,721,886
5.000%,
12/1/35 ........ 250 274,775
5.000%,
12/1/36 ........ 2,840 2,864,643
5.000%,
12/1/43 ........ 2,250 2,358,584
Philadelphia Gas Works
Co. (RB), Series A
5.000%, 08/01/28
(AGM)
............
55 58,142
Pittsburgh Water & Sewer
Authority (RB)
5.000%,
9/1/26 (AGM) .... 1,560 1,598,570
5.000%,
9/1/26 (AGM) .... 1,020 1,045,219
5.000%,
9/1/29 ......... 905 967,233
5.000%,
9/1/30 ......... 475 512,504
5.000%,
9/1/44 (AGC) .... 1,000 1,057,631
Snyder County Higher
Education Authority
(RB)
5.000%, 01/01/27
..
775 776,925
Southeastern Pennsylvania
Transportation Authority
(RB)
5.000%, 06/01/28
..
245 254,049

134
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
PENNSYLVANIA
— (Continued)
Township of Lower Merion
(GO)
4.000%,
7/15/42 ........ 1,530 $ 1,514,618
4.000%,
7/15/43 ........ 1,185 1,148,047
TOTAL PENNSYLVANIA .... 35,192,748
RHODE ISLAND — (0.0%)
Rhode Island Turnpike &
Bridge Authority (RB),
Series A
5.000%, 10/01/32
..
290 293,792
State of Rhode Island (GO)
5.000%,
12/1/41 ........ 635 682,276
5.000%,
12/1/42 ........ 610 652,920
TOTAL RHODE ISLAND .... 1,628,988
SOUTH CAROLINA — (1.1%)
Aiken County Consolidated
School District (GO)
5.000%, 04/01/27
(SCSDE)
..........
905 939,385
Beaufort County School
District (GO), Series C
5.000%, 03/01/26
(SCSDE)
..........
4,410 4,483,987
County of Charleston (GO),
Series A
5.000%, 11/01/25 (ST
AID WITHHLDG)
...
170 171,562
County of Dorchester SC
(GO)
5.000%, 05/01/25
..
1,000 1,000,000
Greenville Health System
(RB), Series B
5.000%, 05/01/29
..
65 65,026
Oconee County School
District (GO)
5.000%, 03/01/26
(SCSDE)
..........
940 956,005
Piedmont Municipal Power
Agency (RB)
5.000%,
1/1/28 ......... 65 65,063
5.000%,
1/1/30 ......... 1,760 1,761,377
South Carolina Public
Service Authority (RB)
5.000%,
12/1/37 ........ 1,300 1,300,012
5.000%,
12/1/44 ........ 570 577,220
Face
Amount Value†
(000)
SOUTH CAROLINA
— (Continued)
Spartanburg County
School District No 7
(GO), Series D
5.000%, 03/01/44
(SCSDE)
..........
1,385 $ 1,409,413
Spartanburg Sanitary
Sewer District (RB)
4.000%, 03/01/40
..
2,500 2,446,631
TOTAL SOUTH CAROLINA .. 15,175,681
TENNESSEE — (3.0%)
¤ City of Clarksville Water
Sewer & Gas (RB)
5.000%, 02/01/31
(Pre-refunded @
$100, 2/2/26)
......
1,080 1,095,370
City of Knoxville Electric
System (RB)
5.000%,
7/1/28 ......... 780 825,717
5.000%,
7/1/29 ......... 830 891,950
City of Memphis (GO),
Series A
5.000%, 10/01/43
..
5,000 5,172,936
City of Sevierville (GO)
5.000%, 06/01/26
..
2,630 2,687,334
County of Bedford (GO)
5.000%, 06/01/26
..
1,000 1,021,800
County of Knox (GO)
5.000%,
6/1/25 ......... 500 500,584
5.000%,
6/1/26 ......... 200 204,468
4.000%,
6/1/38 ......... 1,510 1,497,187
County of Maury (GO)
5.000%, 07/01/28
..
1,640 1,736,632
County of Williamson (GO)
5.000%,
4/1/39 ......... 1,830 1,991,366
5.000%,
4/1/40 ......... 4,725 5,107,918
4.000%,
4/1/41 ......... 3,570 3,510,533
4.000%,
4/1/42 ......... 1,235 1,202,750
4.000%,
4/1/43 ......... 1,935 1,864,046
4.000%,
4/1/44 ......... 2,010 1,916,736
Greeneville Health &
Educational Facilities
Board (RB)
5.000%, 07/01/30
..
110 113,849

135
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TENNESSEE — (Continued)
Knox County Health
Educational & Housing
Facility Board (RB),
Series A
5.000%, 01/01/33
..
100 $ 101,711
Metropolitan Government
Nashville & Davidson
County Health &
Educational Facs Bd
(RB)
5.000%,
7/1/30 ......... 2,380 2,410,500
5.000%,
7/1/31 ......... 2,070 2,216,479
Metropolitan Government
of Nashville & Davidson
County (GO)
5.000%,
1/1/28 ......... 440 449,337
4.000%,
7/1/37 ......... 1,000 989,772
4.000%,
1/1/44 ......... 5,000 4,690,765
State of Tennessee (GO)
5.000%,
8/1/27 ......... 1,000 1,004,374
5.000%,
9/1/27 ......... 1,100 1,152,003
West Knox Utility District
(RB)
5.000%, 06/01/25
..
315 315,354
TOTAL TENNESSEE ....... 44,671,471
TEXAS — (19.0%)
Alamo Community College
District (GO)
5.000%,
2/15/26 ........ 2,955 3,000,425
5.000%,
2/15/30 ........ 1,345 1,454,596
Alamo Heights
Independent School
District (GO), Series A
5.000%, 02/01/26
(PSF-GTD)
........
530 537,564
Alvin Independent School
District (GO)
5.000%, 02/15/44
(PSF-GTD)
........
450 473,232
Arlington Independent
School District (GO)
5.000%, 02/15/26
(PSF-GTD)
........
1,000 1,014,902
Face
Amount Value†
(000)
TEXAS — (Continued)
¤ Austin Community College
District (GO)
5.000%, 08/01/30
(Pre-refunded @
$100, 8/1/25)
......
685 $ 687,591
Austin Independent School
District (GO)
5.000%,
8/1/25 (PSF-GTD) 275 276,169
5.000%,
8/1/25 ......... 1,185 1,190,037
5.000%,
8/1/25 (PSF-GTD) 535 537,274
5.000%,
8/1/27 (PSF-GTD) 1,730 1,776,726
5.000%,
8/1/29 ......... 700 753,124
5.000%,
8/1/42 (PSF-GTD) 1,100 1,158,236
5.000%,
8/1/43 ......... 1,120 1,177,749
Barbers Hill Independent
School District (GO)
5.000%, 02/15/44
(PSF-GTD)
........
105 111,303
Bexar County Hospital
District (GO)
5.000%, 02/15/27
..
1,270 1,311,024
Birdville Independent
School District (GO)
5.000%,
2/15/27 (PSF-GTD) 500 518,008
5.000%,
2/15/28 ........ 550 577,498
5.000%,
2/15/29 ........ 500 532,347
5.000%,
2/15/30 ........ 605 652,065
Board of Regents of the
University of Texas
System (RB)
5.000%,
8/15/26 ........ 215 220,689
5.000%,
8/15/39 ........ 1,870 1,951,872
5.000%,
8/15/43 ........ 7,435 7,822,956
Brushy Creek Regional
Utility Authority, Inc.
(RB)
4.000%, 08/01/32
..
270 267,983
Bryan Independent School
District (GO)
4.000%, 02/15/30
(PSF-GTD)
........
1,690 1,751,704

136
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
Carrizo Springs
Consolidated
Independent School
District (GO)
5.000%, 08/15/25
(PSF-GTD)
........
990 $ 994,421
Central Texas Regional
Mobility Authority (RB)
5.000%,
1/1/26 ......... 290 293,015
5.000%,
1/1/29 ......... 60 63,394
4.000%,
1/1/40 ......... 1,420 1,344,103
¤ 5.000%,
1/1/45 (Pre-
refunded @ $100,
7/1/25) ........... 1,765 1,769,727
Central Texas Turnpike
System (RB), Series A
5.000%, 08/15/39
..
1,450 1,513,526
City of Amarillo Waterworks
& Sewer System (RB)
5.000%,
4/1/28 ......... 560 590,008
5.000%,
4/1/29 ......... 870 930,638
City of Austin (GO)
5.000%,
9/1/25 ......... 750 754,163
5.000%,
9/1/26 ......... 150 154,001
5.000%,
9/1/29 ......... 1,790 1,922,824
5.000%,
9/1/44 ......... 710 745,465
City of Austin Electric Utility
(RB)
5.000%,
11/15/43 ....... 815 858,307
5.000%,
11/15/44 ....... 545 571,037
City of Austin Water &
Wastewater System (RB)
5.000%,
11/15/29 ....... 515 555,653
5.000%,
11/15/31 ....... 865 879,668
5.000%,
11/15/41 ....... 1,020 1,076,043
City of Bryan Electric
System (RB)
5.000%, 07/01/28
(AGM)
............
980 1,032,016
City of Cedar Park (GO)
5.000%, 02/15/28
..
530 556,643
Face
Amount Value†
(000)
TEXAS — (Continued)
City of College Station (GO)
5.000%,
2/15/28 ........ 1,015 $ 1,066,024
5.000%,
2/15/29 ........ 260 276,725
5.000%,
2/15/35 ........ 1,040 1,126,855
City of Dallas Hotel
Occupancy Tax (RB)
5.000%,
8/15/25 ........ 795 797,974
4.000%,
8/15/27 ........ 1,125 1,126,369
City of Dallas Waterworks
& Sewer System (RB),
Series C
4.000%, 10/01/34
..
1,090 1,102,613
City of Denton (GO)
5.000%,
2/15/26 ........ 1,945 1,975,358
5.000%,
2/15/29 ........ 2,410 2,565,028
City of El Paso Water &
Sewer (RB)
5.000%,
3/1/26 ......... 1,005 1,021,008
5.000%,
3/1/27 ......... 695 719,123
5.000%,
3/1/45 ......... 735 756,739
City of Fort Worth (GO)
5.000%,
3/1/26 ......... 4,955 5,033,513
5.000%,
3/1/27 ......... 2,665 2,758,466
5.000%,
3/1/36 ......... 4,690 5,061,981
5.000%,
3/1/37 ......... 2,430 2,605,810
City of Frisco (GO)
5.000%, 02/15/26
..
1,220 1,239,138
City of Houston (GO)
5.000%,
3/1/27 ......... 1,055 1,092,383
5.250%,
3/1/39 ......... 540 586,499
5.250%,
3/1/40 ......... 2,810 3,026,658
5.000%,
3/1/43 ......... 4,480 4,687,248
5.250%,
3/1/43 ......... 5,125 5,423,756
5.000%,
3/1/44 ......... 1,585 1,652,725

137
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
City of Hutto (GO)
5.000%, 08/01/43
(BAM)
............
805 $ 843,492
City of Irving (GO)
5.000%, 09/15/26
..
960 986,472
City of Laredo Waterworks
& Sewer System (RB)
5.000%,
3/1/28 ......... 1,000 1,049,104
5.000%,
3/1/43 ......... 625 646,054
5.000%,
3/1/44 ......... 500 514,936
City of Lewisville (GO)
5.000%, 02/15/26
..
370 375,775
City of Mount Pleasant (GO)
5.000%,
5/15/39 (AGM) ... 1,845 1,936,043
5.000%,
5/15/43 (AGM) ... 2,090 2,142,174
City of Pflugerville (GO)
4.000%,
8/1/30 ......... 1,000 1,021,821
4.000%,
8/1/31 ......... 1,940 1,942,939
5.000%,
8/1/36 ......... 1,665 1,802,499
5.000%,
8/1/40 ......... 855 914,461
5.000%,
8/1/41 ......... 900 954,836
City of Richardson (GO)
5.000%,
2/15/41 ........ 375 400,250
5.000%,
2/15/42 ........ 400 424,076
5.000%,
2/15/44 ........ 1,500 1,565,869
City of San Antonio (GO)
5.000%,
8/1/26 ......... 2,235 2,292,354
City of San Antonio Electric
& Gas Systems (RB)
5.000%,
2/1/26 ......... 2,770 2,810,567
4.000%,
2/1/27 ......... 2,050 2,084,758
5.000%,
2/1/27 ......... 4,845 5,002,404
5.000%,
2/1/35 ......... 950 974,873
5.000%,
2/1/43 ......... 795 834,307
5.000%,
2/1/44 ......... 200 209,155
Face
Amount Value†
(000)
TEXAS — (Continued)
City of Seguin (GO)
5.000%, 09/01/42
..
2,000 $ 2,093,721
City of Taylor (GO), Series
A
5.000%, 08/15/38
..
1,465 1,551,418
City of Temple (GO),
Series A
5.000%, 08/01/27
..
210 218,691
City of Waco (GO)
5.000%,
2/1/26 ......... 1,340 1,359,224
5.000%,
2/1/43 ......... 925 974,005
5.000%,
2/1/44 ......... 715 748,990
Clear Lake City Water
Authority (GO)
5.000%, 03/01/27
..
210 216,681
Clifton Higher Education
Finance Corp. (RB),
Series T
5.000%, 08/15/25
(PSF-GTD)
........
20 20,086
Comal Independent School
District (GO)
5.000%, 02/01/28
(PSF-GTD)
........
500 526,042
Conroe Independent School
District (GO)
5.000%,
2/15/26 (PSF-GTD) 1,025 1,040,194
5.000%,
2/15/44 (PSF-GTD) 4,500 4,715,645
County of Bexar (RB)
5.000%, 08/15/27
..
340 354,691
County of Collin (GO)
5.000%, 02/15/29
..
1,035 1,106,158
County of Ector (GO)
5.000%, 02/15/44
..
3,000 3,086,450
County of Fort Bend Toll
Road (RB)
5.000%, 03/01/36
..
15 15,011
County of Harris (GO)
5.000%,
10/1/25 ........ 675 680,116
5.000%,
10/1/26 ........ 2,505 2,525,667
5.000%,
9/15/28 ........ 1,155 1,227,383
5.000%,
10/1/29 ........ 1,125 1,213,200
5.000%,
9/15/42 ........ 1,460 1,531,492
5.000%,
9/15/42 ........ 2,000 2,107,397

138
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
County of Midland (GO)
5.000%, 02/15/42
..
3,890 $ 4,074,060
County of Tarrant (GO)
5.000%, 07/15/26
..
650 665,711
County of Travis (GO)
4.000%, 03/01/42
..
2,205 2,102,416
County of Williamson (GO)
5.000%,
2/15/27 ........ 1,170 1,210,895
5.000%,
2/15/30 ........ 2,630 2,788,048
Crowley Independent
School District (GO)
¤ 5.000%,
8/1/36 (PSF-GTD)
(Pre-refunded @
$100, 8/1/25) ...... 1,065 1,069,271
5.000%,
2/1/37 (PSF-GTD) 845 920,326
¤ 4.000%,
8/1/39 (PSF-GTD)
(Pre-refunded @
$100, 8/1/25) ...... 175 175,271
Cypress-Fairbanks
Independent School
District (GO)
5.000%, 02/15/28
(PSF-GTD)
........
555 584,589
Dallas Area Rapid Transit
(RB)
¤ 5.000%,
12/1/28 (Pre-
refunded @ $100,
12/1/25) .......... 1,165 1,177,571
¤ 5.000%,
12/1/36 (Pre-
refunded @ $100,
12/1/25) .......... 1,055 1,066,384
¤ 5.000%,
12/1/46 (Pre-
refunded @ $100,
12/1/25) .......... 1,405 1,420,160
Dallas College (GO)
5.000%, 02/15/29
..
1,485 1,580,525
Dallas County Utility &
Reclamation District
(GO)
5.000%, 02/15/26
..
410 415,435
Dallas Fort Worth
International Airport
(RB)
5.000%, 11/01/30
..
320 349,153
Dallas Independent School
District (GO)
Face
Amount Value†
(000)
TEXAS — (Continued)
5.000%,
2/15/29 (PSF-GTD) 1,165 $ 1,245,140
5.000%,
2/15/41 (PSF-GTD) 2,925 3,089,655
Del Valle Independent
School District (GO)
5.000%, 06/15/26
(PSF-GTD)
........
685 699,908
Denton Independent
School District (GO)
5.000%, 08/15/25
(PSF-GTD)
........
1,215 1,219,439
Dripping Springs
Independent School
District (GO)
5.000%, 02/15/38
(PSF-GTD)
........
325 350,672
Eagle Mountain & Saginaw
Independent School
District (GO)
5.000%, 08/15/27
(PSF-GTD)
........
1,275 1,331,242
East Central Independent
School District (GO)
4.000%, 08/15/41
(PSF-GTD)
........
1,030 1,006,149
El Paso County Hospital
District (GO)
5.000%, 08/15/40
(AGC)
............
1,375 1,448,786
El Paso Independent
School District (GO)
5.000%, 08/15/26
(PSF-GTD)
........
1,235 1,266,392
Fort Bend County
Municipal Utility District
No. 182 (GO)
5.250%, 09/01/29
(BAM)
............
1,135 1,210,930
Fort Worth Independent
School District (GO),
Series A
5.000%, 02/15/32
(PSF-GTD)
........
2,075 2,202,543
Frisco Independent School
District (GO)
5.000%,
2/15/28 (PSF-GTD) 390 410,578
4.000%,
2/15/28 (PSF-GTD) 3,745 3,830,062
Galveston Independent
School District (GO)
5.000%,
2/1/27 (PSF-GTD) 420 434,299
Greater Texoma Utility
Authority (RB)

139
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
5.000%,
10/1/42 (BAM) ... 2,525 $ 2,629,380
5.000%,
10/1/43 (BAM) ... 5,630 5,839,464
Gulf Coast Authority (RB),
Series B
5.000%, 10/01/29
..
1,250 1,338,453
Harris County Cultural
Education Facilities
Finance Corp. (RB)
5.000%,
11/15/26 ....... 105 106,599
5.000%,
5/15/27 ........ 770 795,317
5.000%,
5/15/28 ........ 325 340,016
5.000%,
7/1/28 ......... 530 557,460
3.000%,
10/1/40 ........ 245 199,046
Harris County Flood
Control District (GO),
Series A
5.000%, 10/01/27
..
1,685 1,764,408
Hays Consolidated
Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD)
........
440 455,379
Houston Community
College System (GO)
5.000%,
2/15/28 ........ 1,590 1,671,785
5.000%,
2/15/35 ........ 1,930 2,022,517
Houston Independent
School District (GO),
Series A
5.000%, 02/15/26
(PSF-GTD)
........
810 821,753
Hurst-Euless-Bedford
Independent School
District (GO)
5.000%, 08/15/43
(PSF-GTD)
........
3,450 3,670,004
Hutto Independent School
District (GO)
5.000%,
8/1/26 (PSF-GTD) 195 199,786
5.000%,
8/1/27 (PSF-GTD) 195 203,378
Katy Independent School
District (GO)
5.000%,
2/15/27 (PSF-GTD) 350 362,482
Face
Amount Value†
(000)
TEXAS — (Continued)
5.000%,
2/15/30 (PSF-GTD) 2,860 $ 2,942,683
Lamar Consolidated
Independent School
District (GO)
5.000%, 02/15/30
..
1,145 1,237,241
Lower Colorado River
Authority (RB)
5.000%,
5/15/25 ........ 90 90,044
5.000%,
5/15/26 ........ 2,140 2,183,408
3.000%,
5/15/26 ........ 125 124,968
5.000%,
5/15/29 ........ 150 160,032
5.000%,
5/15/32 (AGM) ... 550 599,037
5.000%,
5/15/33 ........ 1,875 1,961,167
5.000%,
5/15/41 ........ 275 285,623
5.000%,
5/15/42 (AGM) ... 1,300 1,362,510
North Texas Tollway
Authority (RB)
5.000%,
1/1/26 ......... 620 627,754
5.000%,
1/1/27 ......... 1,045 1,079,977
5.000%,
1/1/39 ......... 3,020 3,076,219
Northside Independent
School District (GO)
5.000%, 08/01/26
(PSF-GTD)
........
500 511,466
Northwest Independent
School District (GO)
5.000%, 02/15/38
(PSF-GTD)
........
3,260 3,506,684
Permanent University Fund
- University of Texas
System (RB)
5.000%,
7/1/27 ......... 695 709,984
5.000%,
7/1/43 ......... 1,000 1,063,268
Pflugerville Independent
School District (GO),
Series A
5.000%, 02/15/41
..
1,025 1,071,070
Plano Independent School
District (GO)
5.000%, 02/15/29
..
2,190 2,332,488

140
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
Prosper Independent
School District (GO),
Series A
5.000%, 02/15/44
(PSF-GTD)
........
1,525 $ 1,598,607
Richardson Independent
School District (GO)
5.000%,
2/15/27 (PSF-GTD) 620 642,000
5.000%,
2/15/29 (PSF-GTD) 390 416,684
Roma Independent School
District (GO)
4.000%, 02/15/26
(PSF-GTD)
........
60 60,402
Round Rock Independent
School District (GO)
5.000%,
8/1/26 (PSF-GTD) 585 599,721
5.000%,
8/1/29 (PSF-GTD) 2,185 2,354,530
San Antonio Independent
School District (GO)
5.000%,
8/15/26 (PSF-GTD) 1,175 1,204,717
5.000%,
8/15/27 (PSF-GTD) 815 850,583
5.000%,
8/15/28 (PSF-GTD) 1,540 1,633,921
5.000%,
8/15/28 (PSF-GTD) 2,645 2,806,313
5.000%,
8/15/29 (PSF-GTD) 510 549,024
4.000%,
8/15/43 (PSF-GTD) 1,500 1,420,730
Splendora Independent
School District (GO)
5.000%, 02/15/43
(PSF-GTD)
........
900 943,787
State of Texas (GO)
5.000%,
10/1/26 ........ 1,585 1,607,378
5.000%,
4/1/27 ......... 2,525 2,568,786
5.000%,
4/1/27 ......... 2,805 2,853,642
5.000%,
10/1/31 ........ 1,710 1,776,576
5.000%,
10/1/32 ........ 2,665 2,764,655
Tarrant County College
District (GO)
5.000%, 08/15/26
..
1,360 1,394,744
Tarrant County Cultural
Education Facilities
Finance Corp. (RB)
Face
Amount Value†
(000)
TEXAS — (Continued)
5.000%,
7/1/28 ......... 295 $ 309,941
5.000%,
12/1/44 ........ 1,000 1,039,924
Tarrant Regional Water
District Water Supply
System (RB), Series A
5.000%, 03/01/27
..
1,805 1,834,614
Temple Independent School
District (GO)
5.000%,
2/1/27 (PSF-GTD) 795 821,791
5.000%,
2/1/43 (PSF-GTD) 1,590 1,674,495
Texas City Independent
School District (GO)
5.000%, 08/15/39
(PSF-GTD)
........
1,700 1,813,475
Texas Department of
Transportation State
Highway Fund (RB),
Series A
5.000%, 10/01/29
..
1,025 1,048,816
Texas State Technical
College (RB)
5.000%, 08/01/29
(AGM)
............
740 793,175
Texas Tech University
System (RB)
5.000%, 02/15/42
..
470 500,909
Texas Transportation
Commission (GO)
5.000%, 04/01/43
..
535 560,848
Timber Lane Utility District
(GO), Series A
4.000%, 08/01/25
(AGM)
............
60 60,058
Tomball Independent
School District (GO)
5.000%, 02/15/29
(PSF-GTD)
........
575 613,493
Town of Prosper (GO)
5.000%, 02/15/26
..
280 284,063
Trinity River Authority
Central Regional
Wastewater System (RB)
3.000%,
8/1/25 ......... 200 199,546
5.000%,
8/1/29 ......... 610 654,559
Trinity River Authority
Denton Creek
Wastewater Treatment
System (RB)
5.000%,
2/1/26 ......... 515 522,273

141
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
Upper Trinity Regional
Water District (RB)
5.000%,
8/1/25 (BAM) .... 1,025 $ 1,029,150
5.000%,
8/1/26 (BAM) .... 350 358,808
5.000%,
8/1/31 (BAM) .... 260 284,465
Waco Independent School
District (GO)
5.000%, 08/15/26
(PSF-GTD)
........
250 256,323
Washington County Junior
College District (RB)
5.000%, 10/01/29
(AGM)
............
1,700 1,803,845
Waxahachie Independent
School District (GO)
5.000%, 02/15/27
(PSF-GTD)
........
520 538,452
Weatherford Independent
School District (GO)
5.000%, 02/15/44
(PSF-GTD)
........
505 529,187
West Travis County Public
Utility Agency (RB)
6.500%, 08/15/26
(AGM)
............
435 452,612
Wylie Independent School
District/Collin County
(GO)
5.000%, 08/15/25
(PSF-GTD)
........
1,110 1,115,118
¤ Ysleta Independent School
District (GO)
5.000%, 08/15/32
(PSF-GTD) (Pre-
refunded @ $100,
8/15/25)
...........
3,000 3,014,462
TOTAL TEXAS ............ 288,512,862
UTAH — (0.3%)
Central Valley Water
Reclamation Facility
(RB), Series C
4.000%, 03/01/40
..
4,770 4,639,489
Ogden City School District
(GO)
5.000%, 06/15/25
(SCH BD GTY)
.....
155 155,291
State of Utah (GO)
5.000%, 07/01/25
..
445 446,304
TOTAL UTAH ............. 5,241,084
Face
Amount Value†
(000)
VERMONT — (0.0%)
State of Vermont (GO),
Series A
5.000%, 08/15/27
..
100 $ 104,660
VIRGINIA — (3.0%)
Arlington County Industrial
Development Authority
(RB)
5.000%, 07/01/26
..
460 468,915
City of Danville (GO)
4.000%, 09/01/25 (ST
AID WITHHLDG)
...
590 591,423
City of Manassas (GO)
4.000%,
1/1/42 (ST AID
WITHHLDG) ...... 1,075 1,039,389
4.000%,
1/1/43 (ST AID
WITHHLDG) ...... 2,305 2,199,687
4.000%,
1/1/44 (ST AID
WITHHLDG) ...... 1,120 1,060,332
City of Norfolk (GO),
Series A
5.000%, 09/01/36 (ST
AID WITHHLDG)
...
225 247,714
City of Richmond (GO),
Series A
5.000%, 03/01/30 (ST
AID WITHHLDG)
...
1,260 1,321,060
City of Roanoke (GO)
5.000%, 04/01/26 (ST
AID WITHHLDG)
...
745 758,804
City of Virginia Beach
(GO), Series B
4.000%, 02/01/42 (ST
AID WITHHLDG)
...
5,315 5,227,625
Commonwealth of Virginia
(GO), Series B
5.000%, 06/01/25 (ST
AID WITHHLDG)
...
310 310,405
County of Fairfax (GO)
4.000%,
10/1/29 (ST AID
WITHHLDG) ...... 10,505 10,933,281
4.000%,
10/1/42 (ST AID
WITHHLDG) ...... 6,535 6,362,071
4.000%,
10/1/43 (ST AID
WITHHLDG) ...... 2,500 2,417,767
County of Henrico (GO),
Series A
4.000%, 08/01/41
..
1,950 1,928,112
County of Henrico Water &
Sewer (RB)

142
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
VIRGINIA — (Continued)
¤ 5.000%,
5/1/29 (Pre-
refunded @ $100,
5/1/26) ........... 2,005 $ 2,043,534
¤ 5.000%,
5/1/30 (Pre-
refunded @ $100,
5/1/26) ........... 1,005 1,024,315
¤ 5.000%,
5/1/31 (Pre-
refunded @ $100,
5/1/26) ........... 2,170 2,211,705
¤ 5.000%,
5/1/33 (Pre-
refunded @ $100,
5/1/26) ........... 1,500 1,528,828
County of Loudoun (GO)
5.000%,
12/1/26 (ST AID
WITHHLDG) ...... 230 237,517
5.000%,
12/1/26 (ST AID
WITHHLDG) ...... 230 237,517
5.000%,
12/1/28 (ST AID
WITHHLDG) ...... 4,500 4,815,085
TOTAL VIRGINIA .......... 46,965,086
WASHINGTON — (7.2%)
Auburn School District No.
408 of King & Pierce
Counties (GO)
5.000%, 12/01/26
(SCH BD GTY)
.....
2,235 2,305,858
City of Seattle (GO)
5.000%, 05/01/43
..
1,355 1,438,326
City of Seattle Drainage &
Wastewater (RB)
5.000%,
7/1/26 ......... 4,080 4,178,829
5.000%,
9/1/29 ......... 3,690 3,832,907
5.000%,
9/1/29 ......... 1,495 1,611,723
City of Seattle Water
System (RB)
5.000%, 05/01/28
..
2,645 2,647,111
County of King (GO)
5.000%,
7/1/25 ......... 1,310 1,313,012
4.000%,
1/1/26 ......... 325 327,218
Face
Amount Value†
(000)
WASHINGTON — (Continued)
5.000%,
6/1/29 ......... 665 $ 715,711
County of King Sewer
(RB), Series A
5.000%, 01/01/26
..
335 339,501
County of Spokane (GO)
5.000%, 12/01/28
..
605 645,496
Energy Northwest (RB)
5.000%,
7/1/26 ......... 3,635 3,722,354
5.000%,
7/1/26 ......... 585 586,361
5.000%,
7/1/28 ......... 11,875 12,397,188
5.000%,
7/1/29 ......... 3,065 3,071,892
5.000%,
7/1/37 ......... 1,120 1,219,828
5.000%,
7/1/39 ......... 2,385 2,509,339
5.000%,
7/1/40 ......... 2,920 3,078,141
5.000%,
7/1/41 ......... 2,275 2,385,738
4.000%,
7/1/42 ......... 1,360 1,285,227
Franklin County School
District No. 1 Pasco
(GO)
5.000%, 12/01/35
(SCH BD GTY)
.....
1,030 1,129,688
King County Public
Hospital District No. 1
(GO)
5.000%, 12/01/25
..
425 428,198
King County School District
No. 401 Highline (GO)
5.000%, 12/01/41
(SCH BD GTY)
.....
1,730 1,830,932
King County School District
No. 405 Bellevue (GO)
5.000%, 12/01/25
(SCH BD GTY)
.....
510 515,430
Pierce County School
District No. 3 Puyallup
(GO)
5.000%, 12/01/31
(SCH BD GTY)
.....
4,565 4,685,889
Pierce County School
District No. 403 Bethel
(GO)
5.000%, 12/01/42
(SCH BD GTY)
.....
2,000 2,128,219

143
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
WASHINGTON — (Continued)
Snohomish County
School District No. 201
Snohomish (GO)
4.000%, 12/01/26
(SCH BD GTY)
.....
400 $ 406,229
Spokane County School
District No. 81 Spokane
(GO)
4.000%, 12/01/43
(SCH BD GTY)
.....
1,895 1,801,142
State of Washington (GO)
5.000%,
8/1/25 ......... 1,130 1,134,699
5.000%,
8/1/25 ......... 1,605 1,612,727
5.000%,
8/1/25 ......... 2,000 2,009,629
5.000%,
8/1/25 ......... 4,720 4,742,724
5.000%,
2/1/26 ......... 1,690 1,714,668
5.000%,
8/1/26 ......... 1,165 1,169,407
4.000%,
7/1/27 ......... 1,175 1,202,024
5.000%,
8/1/30 ......... 3,010 3,293,381
5.000%,
8/1/31 ......... 1,355 1,381,232
5.000%,
8/1/38 ......... 3,345 3,638,141
5.000%,
2/1/39 ......... 1,450 1,503,049
5.000%,
7/1/39 ......... 2,580 2,823,138
5.000%,
8/1/39 ......... 3,075 3,326,838
5.000%,
8/1/39 ......... 4,260 4,495,400
5.000%,
8/1/41 ......... 5,000 5,077,855
5.000%,
2/1/42 ......... 760 767,097
5.000%,
8/1/42 ......... 1,250 1,283,831
5.000%,
2/1/43 ......... 1,055 1,089,717
5.000%,
2/1/44 ......... 1,675 1,734,364
Washington Health Care
Facilities Authority (RB)
5.000%,
8/1/25 ......... 50 50,167
5.000%,
8/1/26 ......... 150 153,257
Face
Amount Value†
(000)
WASHINGTON — (Continued)
5.000%,
8/15/34 ........ 1,050 $ 1,068,419
5.000%,
8/15/35 ........ 1,500 1,514,913
5.000%,
3/1/40 ......... 1,355 1,435,142
TOTAL WASHINGTON ..... 110,759,306
WEST VIRGINIA — (0.2%)
State of West Virginia (GO)
5.000%,
12/1/39 ........ 2,035 2,145,499
5.000%,
12/1/41 ........ 1,000 1,028,932
West Virginia Hospital
Finance Authority (RB),
Series A
5.000%, 06/01/37
..
230 243,525
TOTAL WEST VIRGINIA .... 3,417,956
WISCONSIN — (3.5%)
City of Madison (GO)
5.000%,
10/1/25 ........ 1,505 1,516,101
5.000%,
10/1/26 ........ 6,315 6,498,360
5.000%,
10/1/26 ........ 950 977,584
City of Milwaukee (GO)
5.000%,
4/1/27 ......... 445 458,706
5.000%,
4/1/28 ......... 2,575 2,683,719
4.000%,
4/1/28 ......... 115 115,664
City of Racine (GO)
6.000%,
6/1/25 ......... 1,400 1,402,506
4.500%,
3/15/27 ........ 1,205 1,216,399
Madison Metropolitan
School District (GO)
5.000%, 03/01/30
..
3,690 3,991,466
Milwaukee Metropolitan
Sewerage District (GO),
Series A
5.000%, 10/01/25
..
1,000 1,007,334
Platteville School District
(GO)
5.000%,
3/1/30 ......... 785 842,577
5.000%,
3/1/31 ......... 1,230 1,318,426
State of Wisconsin (GO)
5.000%,
11/1/25 ........ 3,305 3,335,223

144
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
WISCONSIN — (Continued)
5.000%,
11/1/26 ........ 1,615 $ 1,664,188
5.000%,
5/1/29 ......... 3,175 3,410,361
5.000%,
5/1/31 ......... 3,040 3,303,410
5.000%,
5/1/37 ......... 2,370 2,579,824
5.000%,
5/1/37 ......... 680 747,653
5.000%,
5/1/38 ......... 2,970 3,242,342
5.000%,
5/1/41 ......... 5,435 5,833,585
University of Wisconsin
Hospitals & Clinics
(RB), Series A
5.000%, 04/01/26
..
250 254,402
Village of Germantown
(GO), Series E
5.000%, 03/01/30
..
1,670 1,795,578
Wisconsin Department of
Transportation (RB),
Series A
5.000%, 07/01/43
..
2,700 2,875,595
Face
Amount Value†
(000)
WISCONSIN — (Continued)
Wisconsin Health &
Educational Facilities
Authority (RB), Series A
5.000%, 08/15/32
..
360 $ 360,418
TOTAL WISCONSIN ....... 51,431,421
TOTAL MUNICIPAL BONDS . 1,513,588,806
Shares Value†
INVESTMENT
COMPANY  — (0.2%)
UNITED STATES — (0.2%)
BlackRock Liquidity Funds
MuniCash
(r) 3.042% ............ 3,518,801 3,519,412
TOTAL UNITED STATES ... 3,519,412
TOTAL INVESTMENT
COMPANY ............... 3,519,412
TOTAL INVESTMENT
SECURITIES — ( 100.0% )
(Cost $1,537,475,400) ...... 1,517,108,218
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,537,475,400) ...... $ 1,517,108,218
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds ........................ $ — $ 1,513,588,806 $ — $ 1,513,588,806
Investment Company .................... 3,519,412 — — 3,519,412
Total Investments ....................... $3,519,412 $1,513,588,806 $— $1,517,108,218
See accompanying Notes to Financial Statements.

145
Dimensional California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Face
Amount Value†
(000)
MUNICIPAL BONDS — (99.1%)
CALIFORNIA — (99.1%)
Alameda Corridor
Transportation Authority
(RB), Series A
5.000%, 10/01/43
(AGM)
............
500 $ 534,632
Alameda Unified School
District-Alameda County
(GO), Series 2022-B
5.000%, 08/01/43
..
200 216,505
Alum Rock Union
Elementary School
District (GO)
5.000%, 08/01/42
(BAM)
............
300 320,517
Amador Water Agency
Financing Corp. (COP),
Series A
5.000%, 06/01/26
..
240 243,475
Anaheim Housing & Public
Improvements Authority
(RB)
5.000%,
10/1/26 ........ 150 154,966
5.000%,
10/1/29 ........ 800 836,158
Arcadia Unified School
District (GO)
4.000%, 08/01/40
..
1,000 954,671
Bay Area Toll Authority
(RB)
1.780%, 04/01/55
..
1,895 1,895,000
Burlingame School District
(GO), Series 2020-B
5.000%, 08/01/25
..
175 175,854
California Educational
Facilities Authority (RB),
Series A
5.000%, 04/01/44
..
300 323,569
California Health Facilities
Financing Authority (RB)
5.000%,
11/1/27 ........ 1,165 1,220,553
5.000%,
2/1/28 ......... 1,500 1,507,083
5.000%,
12/1/28 ........ 500 523,798
5.000%,
11/15/30 ....... 1,330 1,339,604
5.000%,
8/15/32 ........ 1,320 1,345,012
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
5.000%,
8/15/33 ........ 1,030 $ 1,169,579
4.000%,
8/15/36 ........ 1,100 1,098,590
4.000%,
4/1/38 ......... 400 391,434
5.000%,
8/15/41 ........ 515 543,029
5.000%,
12/1/41 ........ 500 526,201
5.000%,
11/1/43 ........ 355 373,242
5.000%,
11/15/43 ....... 2,300 2,434,682
5.000%,
12/1/43 ........ 1,250 1,290,220
¤ 5.000%,
11/15/46 (Pre-
refunded @ $100
11/15/26) ......... 855 883,533
California Public Finance
Authority (RB)
5.000%,
6/1/26 ......... 100 101,804
5.000%,
6/1/28 ......... 180 189,555
California State Public
Works Board (RB)
5.000%,
8/1/25 ......... 1,290 1,294,451
5.000%,
9/1/28 ......... 1,315 1,396,746
5.000%,
11/1/30 ........ 1,320 1,348,535
4.000%,
11/1/30 ........ 400 403,065
4.000%,
11/1/31 ........ 1,820 1,830,196
4.000%,
4/1/33 ......... 575 575,523
5.000%,
5/1/34 ......... 1,000 1,103,597
5.000%,
8/1/35 ......... 300 326,164
5.000%,
11/1/37 ........ 1,400 1,550,872
5.000%,
9/1/39 ......... 515 563,164
5.000%,
11/1/41 ........ 750 804,051

146
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
4.500%,
11/1/43 ........ 1,785 $ 1,811,037
5.000%,
4/1/44 ......... 1,430 1,510,964
California State University
(RB)
3.375%,
11/1/29 ........ 1,000 997,800
5.000%,
11/1/31 ........ 645 655,163
4.000%,
11/1/35 ........ 1,465 1,462,454
4.000%,
11/1/36 ........ 3,000 2,974,444
California Statewide
Communities
Development Authority
(RB)
5.000%,
12/1/26 ........ 135 139,325
5.000%,
12/1/43 ........ 2,250 2,341,547
Calleguas Municipal Water
District (RB), Series A
5.000%, 07/01/40
..
350 393,703
Campbell Union High
School District (GO),
Series B
4.000%, 08/01/37
..
500 498,380
Campbell Union School
District (GO)
4.000%, 08/01/43
..
1,500 1,471,553
Carlsbad Unified School
District (GO)
5.000%,
8/1/26 ......... 40 41,141
5.000%,
8/1/40 ......... 300 337,023
4.000%,
8/1/44 ......... 1,200 1,169,915
Cerritos Community
College District (GO)
4.000%, 08/01/44
..
750 723,502
Chabot-Las Positas
Community College
District (GO), Series
2016-C
5.000%, 08/01/43
..
165 177,407
Chula Vista Elementary
School District (GO)
5.000%,
8/1/38 ......... 200 222,780
4.000%,
8/1/42 ......... 930 916,797
4.000%,
8/1/43 ......... 480 467,025
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
Chula Vista Elementary
School District School
Facilities District No. 1
(GO), Series 2012-A
5.000%, 08/01/25
..
800 $ 803,481
Chula Vista Municipal
Financing Authority
(RB)
5.000%, 05/01/26
..
895 912,871
Citrus Community College
District (GO), Series
2020-B
5.000%, 08/01/25
..
1,085 1,090,214
City & County of San
Francisco (COP)
4.000%,
4/1/35 ......... 2,000 1,992,198
4.000%,
4/1/41 ......... 2,500 2,436,125
City & County of San
Francisco (GO)
5.000%,
6/15/29 ........ 1,050 1,115,244
4.000%,
6/15/39 ........ 735 727,924
4.000%,
6/15/41 ........ 2,060 1,988,155
5.000%,
6/15/43 ........ 2,000 2,118,463
City of Berkeley (RN)
5.000%, 07/29/25
..
4,140 4,157,492
City of Los Angeles (RN)
5.000%, 06/26/25
..
4,040 4,047,484
City of Riverside Electric
(RB), Series A
5.000%, 10/01/43
..
1,275 1,373,834
City of San Francisco
CA Public Utilities
Commission Water (RB)
4.000%,
11/1/34 ........ 1,000 1,000,221
4.000%,
11/1/35 ........ 2,500 2,500,552
City of San Francisco
Public Utilities
Commission Water (RB)
5.000%, 11/01/28
..
1,745 1,795,583
City of Santa Clara Electric
(RB), Series A
5.000%, 07/01/44
..
935 1,008,298
Compton Unified School
District (GO)
5.000%,
6/1/25 ......... 460 460,634
4.000%,
6/1/31 (BAM) .... 1,250 1,264,708

147
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
Contra Costa
Transportation Authority
Sales Tax (RB), Series
A
5.000%, 03/01/28
..
215 $ 223,592
County of Los Angeles
(RN)
5.000%, 06/30/25
..
3,015 3,021,226
County of Riverside (RN)
5.000%,
6/30/25 ........ 3,865 3,872,982
3.000%,
10/17/25 ....... 395 394,022
County of Santa Cruz (RN)
5.000%, 07/01/25
..
4,010 4,018,701
Culver City Unified School
District (GO), Series A
4.000%, 08/01/44
..
1,080 1,034,992
Desert Sands Unified
School District (GO)
4.000%, 08/01/44
..
1,100 1,061,136
East Side Union High
School District (GO),
Series D
5.000%, 08/01/27
..
690 718,953
El Camino Community
College District
Fountation (The) (GO),
Series 2012-E
4.000%, 08/01/43
..
410 399,938
El Dorado Irrigation District
(COP)
5.000%,
3/1/43 ......... 715 760,427
5.000%,
3/1/44 ......... 290 307,603
Evergreen School District
(GO)
3.000%, 08/01/25
..
75 74,887
Foothill-De Anza
Community College
District (GO)
5.000%,
8/1/25 ......... 520 522,171
4.000%,
8/1/37 ......... 2,500 2,482,710
Fremont Union High
School District (GO),
Series A
5.000%, 08/01/33
..
250 259,853
Garden Grove Public
Financing Authority
(RB), Series A
5.000%, 04/01/43
(BAM)
............
300 322,925
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
Glendale Unified School
District (GO)
¤ 4.000%,
9/1/30 (Pre-
refunded @ $100
9/1/26) ........... 1,010 $ 1,026,953
¤ 4.000%,
9/1/34 (Pre-
refunded @ $100
9/1/26) ........... 1,015 1,032,037
¤ 4.000%,
9/1/35 (Pre-
refunded @ $100
9/1/26) ........... 1,325 1,347,240
Golden State Tobacco
Securitization Corp. (RB)
¤ 5.000%,
6/1/34 (ST
APPROP) (Pre-
refunded @ $100
6/1/25) ........... 755 756,095
¤ 5.000%,
6/1/45 (ST
APPROP) (Pre-
refunded @ $100
6/1/25) ........... 855 856,240
Goleta Union School District
(GO)
5.000%,
8/1/42 ......... 160 175,563
5.000%,
8/1/43 ......... 400 436,357
5.000%,
8/1/44 ......... 275 298,493
Grossmont Union High
School District (GO)
4.000%, 08/01/33
..
2,030 2,030,482
Imperial Community
College District (GO),
Series 2022-B
5.000%, 08/01/43
(AGM)
............
275 295,337
Imperial Irrigation District
Electric System (RB)
5.000%, 11/01/37
..
1,210 1,219,923
Irvine Facilities Financing
Authority (RB)
5.000%, 05/01/30
..
665 672,470
La Mesa-Spring Valley
School District (GO)
5.000%,
8/1/25 ......... 100 100,448
5.000%,
8/1/41 ......... 450 483,603
Lake County Public
Financing Authority (RB)

148
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
4.000%,
5/1/42 ......... 265 $ 258,438
4.000%,
5/1/43 ......... 955 922,448
Lancaster Financing
Authority (RB), Series A
5.000%, 05/01/43
(BAM)
............
1,000 1,055,955
Long Beach Unified School
District (GO)
5.000%,
8/1/30 ......... 1,140 1,169,036
5.000%,
8/1/31 ......... 1,050 1,075,962
4.000%,
8/1/41 ......... 500 484,736
Los Alamitos Unified
School District (GO),
Series 2018-C
4.000%, 08/01/42
..
300 295,377
Los Angeles Community
College District (GO)
5.000%,
8/1/25 ......... 2,060 2,069,067
5.000%,
8/1/27 ......... 945 989,828
4.000%,
8/1/38 ......... 675 668,692
4.000%,
8/1/38 ......... 1,000 996,734
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax (RB)
5.000%,
7/1/36 ......... 2,655 2,776,832
5.000%,
7/1/41 ......... 2,500 2,548,118
Los Angeles County
Public Works Financing
Authority (RB), Series D
5.000%, 12/01/29
..
180 180,317
Los Angeles Department of
Water & Power (RB)
5.000%,
7/1/25 ......... 1,000 1,001,237
5.000%,
7/1/31 ......... 135 138,569
5.000%,
7/1/37 ......... 3,690 3,728,584
5.000%,
7/1/39 ......... 225 235,011
5.000%,
7/1/41 ......... 215 219,853
5.000%,
7/1/43 ......... 1,575 1,586,132
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
5.000%,
7/1/43 ......... 1,000 $ 1,015,158
5.000%,
7/1/43 ......... 2,820 2,864,625
5.000%,
7/1/43 ......... 1,000 1,014,439
Los Angeles Department of
Water & Power Water
System (RB)
5.000%,
7/1/36 ......... 870 877,644
5.000%,
7/1/42 ......... 1,065 1,086,732
5.000%,
7/1/43 ......... 1,000 1,007,516
5.000%,
7/1/43 ......... 2,000 2,030,315
5.000%,
7/1/43 ......... 1,500 1,511,274
5.000%,
7/1/44 ......... 550 557,611
3.650%,
7/1/45 ......... 240 240,000
Los Angeles Unified
School District (COP),
Series A
5.000%, 10/01/37
..
395 428,052
Los Angeles Unified School
District (GO)
5.000%,
7/1/25 ......... 405 406,095
5.000%,
7/1/26 ......... 165 168,997
5.000%,
7/1/28 ......... 125 132,840
5.000%,
7/1/43 ......... 4,870 5,216,521
5.000%,
7/1/44 ......... 1,270 1,355,103
Marin Community College
District (GO)
¤ 4.000%,
8/1/28 (Pre-
refunded @ $100
8/1/25) ........... 1,000 1,002,028
¤ 5.000%,
8/1/29 (Pre-
refunded @ $100
8/1/25) ........... 1,630 1,637,317
Menifee Union School
District (GO)
5.000%,
8/1/25 ......... 175 175,832
5.000%,
8/1/40 ......... 200 219,338

149
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
5.000%,
8/1/41 ......... 480 $ 521,436
Metropolitan Water District
of Southern California
(RB)
¤ 5.000%,
7/1/28 (Pre-
refunded @ $100
7/1/25) ........... 1,210 1,213,609
5.000%,
7/1/40 ......... 840 891,562
Mill Valley School District
(GO), Series 2022-B
4.000%, 08/01/44
..
405 399,977
Monterey Peninsula
Community College
District (GO), Series
2020-B
4.000%, 08/01/43
..
500 487,106
Monterey Peninsula Unified
School District (GO)
5.000%,
8/1/25 ......... 2,100 2,109,826
5.000%,
8/1/26 ......... 1,000 1,027,030
Moreno Valley Public
Financing Authority
(RB), Series A
5.000%, 11/01/26
..
115 118,565
Mount Diablo Unified
School District (GO),
Series B
4.000%, 08/01/28
..
1,140 1,184,928
Mount San Antonio
Community College
District (GO), Series
2018-D
4.000%, 08/01/44
..
535 516,098
Municipal Improvement
Corp. of Los Angeles
(RB)
4.000%,
11/1/34 ........ 4,585 4,555,404
5.000%,
11/1/36 ........ 1,600 1,625,191
Napa Valley Unified School
District (GO), Series C
4.000%, 08/01/36
(AGM)
............
1,520 1,518,429
Oakland Unified School
District (GO)
5.000%,
8/1/28 ......... 750 765,650
5.000%,
8/1/31 (AGM) .... 340 352,208
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
4.000%,
8/1/36 (AGM) .... 1,500 $ 1,478,140
5.000%,
8/1/38 ......... 825 838,646
Orange County Sanitation
District (RB), Series A
4.000%, 02/01/37
..
1,360 1,353,965
Oxnard Union High School
District (RN)
4.000%, 06/30/25
..
1,185 1,186,312
Palm Springs Unified
School District (GO)
4.000%,
8/1/25 ......... 1,135 1,136,947
5.000%,
8/1/43 ......... 1,000 1,090,893
Palos Verdes Peninsula
Unified School District
(GO)
4.000%, 08/01/44
..
2,000 1,942,131
Pasadena Area
Community College
District (GO), Series A
5.000%, 08/01/27
..
1,050 1,081,323
Pasadena Unified School
District (GO)
5.000%,
8/1/25 ......... 665 667,944
5.000%,
8/1/26 ......... 1,050 1,078,381
¤ Peralta Community College
District (GO), Series A
5.000%, 08/01/29
(Pre-refunded @ $100
8/1/25)
............
755 758,389
Pittsburg Unified School
District (GO)
4.000%, 08/01/34
..
500 499,995
Redlands Unified School
District (GO)
5.000%, 07/01/26
..
100 102,713
Redwood City School
District (GO), Series
2022-A
5.000%, 08/01/42
..
300 327,375
Regents of the University of
California Medical Center
Pooled (RB)
5.000%,
5/15/41 ........ 4,000 4,193,746
4.000%,
5/15/43 ........ 2,000 1,920,898
1.750%,
5/15/45 ........ 600 600,000
1.730%,
5/15/45 ........ 1,040 1,040,000

150
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
Riverside Community
College District (GO)
5.000%,
8/1/27 ......... 600 $ 629,534
4.000%,
8/1/42 ......... 400 393,835
4.000%,
8/1/43 ......... 825 803,725
4.000%,
8/1/44 ......... 765 737,972
Rowland Unified School
District (GO)
5.000%,
8/1/43 ......... 800 866,020
4.000%,
8/1/44 ......... 1,590 1,550,138
Sacramento City Unified
School District (GO)
8.000%,
8/1/25 (AGM) .... 635 642,466
4.000%,
7/1/26 (AGM) .... 580 587,913
5.000%,
8/1/26 (BAM) .... 570 585,265
Sacramento Municipal Utility
District (RB)
5.000%,
8/15/40 ........ 930 1,014,028
5.000%,
8/15/43 ........ 390 417,449
Sacramento Transportation
Authority Sales Tax
(RB)
5.000%, 10/01/38
..
3,015 3,342,822
Salinas City Elementary
School District (GO),
Series A
7.000%, 08/01/38
(BAM)
............
300 365,067
San Diego Community
College District (GO),
Series A-1
5.000%, 08/01/44
..
1,385 1,503,892
San Diego County
Regional Transportation
Commission (RB),
Series A
5.000%, 04/01/42
..
750 815,354
San Diego Public Facilities
Financing Authority
(RB), Series A
5.000%, 05/15/38
..
2,995 3,041,482
San Diego Unified School
District (GO)
5.000%,
7/1/25 ......... 640 641,666
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
5.000%,
7/1/25 ......... 755 $ 756,965
5.000%,
7/1/26 ......... 230 235,225
5.000%,
7/1/43 ......... 560 601,552
5.000%,
7/1/44 ......... 555 591,042
San Diego Unified School
District (RN), Series A
5.000%, 06/30/25
..
2,720 2,726,129
San Francisco Bay Area
Rapid Transit District
(GO)
4.000%,
8/1/35 ......... 1,450 1,477,962
4.000%,
8/1/35 ......... 2,000 1,980,569
4.000%,
8/1/36 ......... 340 344,484
San Francisco Bay Area
Rapid Transit District
Sales Tax (RB)
5.000%,
7/1/28 ......... 1,775 1,780,015
4.000%,
7/1/34 ......... 400 400,949
4.000%,
7/1/35 ......... 510 507,930
4.000%,
7/1/36 ......... 1,045 1,034,428
4.000%,
7/1/37 ......... 715 703,785
San Francisco City
& County Airport
Comm-San Francisco
International Airport (RB)
4.000%,
5/1/25 ......... 1,000 1,000,000
5.000%,
5/1/44 ......... 525 553,364
San Francisco City &
County Public Utilities
Commission Power
(RB), Series A
4.000%, 11/01/41
..
1,700 1,657,483
San Francisco City &
County Public Utilities
Commission Wastewater
(RB)
5.000%,
10/1/27 ........ 205 215,504
5.000%,
10/1/28 ........ 210 224,672
5.000%,
10/1/31 ........ 1,000 1,120,378

151
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
5.000%,
10/1/35 ........ 3,250 $ 3,263,309
5.000%,
10/1/38 ........ 535 552,608
5.250%,
10/1/42 ........ 1,325 1,425,471
San Francisco Community
College District (GO)
5.000%,
6/15/26 (BAM) ... 465 475,794
5.000%,
6/15/26 ........ 435 435,792
5.000%,
6/15/31 ........ 750 751,366
5.000%,
6/15/44 (BAM) ... 1,025 1,081,116
San Francisco Unified
School District (GO)
5.000%,
6/15/25 ........ 250 250,432
5.000%,
6/15/26 ........ 485 485,666
5.000%,
6/15/28 ........ 500 500,676
4.000%,
6/15/31 ........ 1,500 1,500,422
4.000%,
6/15/33 ........ 2,000 2,000,131
San Juan Unified School
District (GO)
4.000%, 08/01/43
..
300 292,263
San Luis Coastal Unified
School District (GO),
Series 2022-B
5.000%, 08/01/44
..
1,000 1,061,648
San Luis Obispo County
Community College
District (GO), Series
2014-D
4.000%, 08/01/43
..
900 876,791
San Mateo County Transit
District (RB)
4.000%,
6/1/32 ......... 4,760 4,761,995
4.000%,
6/1/33 ......... 2,100 2,100,880
¤ San Mateo Joint Powers
Financing Authority
(RB), Series A
4.000%, 07/15/32
(Pre-refunded @ $100
7/15/26)
...........
2,015 2,042,061
San Mateo Union High
School District (GO),
Series C
4.000%, 09/01/34
..
1,940 1,940,055
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
San Rafael City High
School District (GO),
Series 2022-B
5.000%, 08/01/25
..
185 $ 185,866
San Ysidro School District
(GO), Series 2020-B
5.000%, 08/01/41
(AGM)
............
90 96,087
Santa Barbara Finance
Authority (RB)
4.000%, 05/15/42
..
830 813,363
Santa Clara County
Financing Authority (RB)
4.000%,
4/1/35 ......... 420 423,957
4.000%,
4/1/37 ......... 865 868,018
Santa Cruz City
Elementary School
District (GO), Series
2022-A
4.000%, 08/01/44
..
1,290 1,244,423
Santa Cruz City High
School District (GO),
Series 2022-A
4.000%, 08/01/44
..
1,000 964,669
Santa Monica-Malibu
Unified School District
(GO)
4.000%,
7/1/35 ......... 3,430 3,429,905
5.000%,
8/1/40 ......... 1,000 1,083,946
5.000%,
8/1/42 ......... 320 342,907
South San Francisco
Unified School District
(GO), Series C
4.000%, 09/01/33
..
1,260 1,262,797
South Tahoe Joint Powers
Financing Authority (RB)
5.000%,
10/1/36 ........ 230 258,595
5.000%,
10/1/37 ........ 175 195,620
Southern California Water
Replenishment District
(RB)
5.000%, 08/01/35
..
1,155 1,158,203
Southwestern Community
College District (GO)
4.000%,
8/1/40 ......... 685 673,262

152
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
¤ 5.000%,
8/1/44 (Pre-
refunded @ $100
8/1/25) ........... 155 $ 155,688
State of California (GO)
4.000%,
10/1/25 ........ 1,075 1,078,526
5.000%,
10/1/25 ........ 1,000 1,007,381
5.000%,
3/1/26 ......... 3,035 3,036,561
5.000%,
8/1/26 ......... 3,300 3,380,684
4.000%,
9/1/26 ......... 510 516,669
5.000%,
10/1/26 ........ 955 981,402
5.000%,
2/1/27 (AMBAC) . 185 191,274
5.000%,
10/1/27 ........ 610 638,375
5.000%,
11/1/27 ........ 1,395 1,462,015
5.000%,
8/1/28 ......... 3,035 3,077,151
5.000%,
10/1/28 ........ 5 5,006
4.000%,
8/1/29 ......... 1,590 1,599,806
5.000%,
8/1/29 ......... 2,875 2,964,533
5.000%,
8/1/30 ......... 6,025 6,145,707
5.250%,
8/1/31 ......... 1,400 1,405,984
4.000%,
8/1/31 ......... 1,000 1,004,820
4.000%,
9/1/31 ......... 2,765 2,779,045
4.000%,
9/1/32 ......... 2,695 2,702,978
5.000%,
9/1/32 ......... 1,270 1,293,109
5.000%,
4/1/33 ......... 1,840 1,953,903
5.000%,
3/1/35 ......... 215 230,515
5.000%,
4/1/35 ......... 4,345 4,562,248
5.000%,
8/1/35 ......... 1,600 1,604,769
5.000%,
10/1/35 ........ 2,000 2,022,430
4.000%,
11/1/35 ........ 1,615 1,615,363
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
4.000%,
3/1/36 (Pre-
refunded @ $100
3/1/30) ........... 1,030 $ 1,027,094
4.000%,
9/1/36 ......... 1,025 1,013,127
4.000%,
11/1/36 ........ 2,000 1,981,153
5.000%,
10/1/37 ........ 1,940 2,089,776
5.000%,
11/1/37 ........ 2,825 3,081,475
4.000%,
10/1/39 ........ 750 738,856
5.000%,
9/1/41 ......... 755 798,918
4.000%,
10/1/41 ........ 2,500 2,437,622
5.000%,
4/1/42 ......... 3,650 3,795,297
4.000%,
9/1/42 ......... 4,000 3,894,638
5.000%,
10/1/42 ........ 5,925 6,317,120
5.000%,
9/1/43 ......... 2,850 3,046,307
4.000%,
8/1/44 ......... 2,500 2,424,454
5.000%,
8/1/44 ......... 1,500 1,601,696
State of California
Department of Water
Resources (RB)
5.000%, 12/01/31
..
3,590 3,681,631
Stockton Public Financing
Authority (RB)
5.000%, 09/01/25
(AGC)
............
405 407,113
Stockton Unified School
District (COP)
5.000%,
2/1/26 ......... 75 76,042
5.000%,
2/1/29 ......... 1,210 1,263,781
5.000%,
2/1/31 ......... 300 311,945
Stockton Unified School
District (GO)
5.000%,
8/1/26 (BAM) .... 570 585,850
5.000%,
8/1/40 (AGM) .... 350 385,414
Tamalpais Union High
School District (GO)
4.000%, 08/01/42
..
3,500 3,514,282

153
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
Tracy Public Financing
Authority (RB), Series A
5.000%, 11/01/43
(BAM)
............
845 $ 899,322
University of California (RB)
5.000%,
5/15/26 ........ 1,475 1,507,114
5.000%,
5/15/31 ........ 2,000 2,209,361
4.000%,
5/15/33 ........ 1,195 1,195,349
5.000%,
5/15/35 ........ 3,000 3,076,078
5.000%,
5/15/38 ........ 805 852,354
5.000%,
5/15/40 ........ 3,000 3,279,131
5.000%,
5/15/40 ........ 1,500 1,639,566
5.000%,
5/15/42 ........ 250 267,328
5.000%,
5/15/43 ........ 2,750 2,923,922
5.000%,
5/15/43 ........ 1,520 1,577,241
5.000%,
5/15/44 ........ 1,555 1,644,062
Ventura County
Community College
District (GO)
4.000%, 08/01/32
..
3,000 3,001,273
West Contra Costa Unified
School District (GO)
5.000%,
8/1/31 (BAM) .... 2,500 2,778,299
5.000%,
8/1/33 (BAM) .... 1,930 2,162,574
Face
Amount Value†
(000)
CALIFORNIA — (Continued)
West Valley-Mission
Community College
District (GO), Series
2012-C
4.000%, 08/01/33
..
635 $ 635,936
Western Placer Unified
School District (RN)
5.000%, 06/30/25
..
1,000 1,002,752
Whittier Union High School
District (GO), Series
2020-B
5.000%, 08/01/25
..
980 984,586
TOTAL CALIFORNIA ....... 393,212,549
TOTAL MUNICIPAL BONDS . 393,212,549
COMMERCIAL PAPER — (0.9%)
UNITED STATES — (0.9%)
California Statewide
Communities
2.780%, 5/13/25 ..... 1,000 999,759
2.750%, 5/15/25 ..... 2,500 2,499,259
TOTAL UNITED STATES ... 3,499,018
TOTAL COMMERCIAL PAPER 3,499,018
Shares Value†
INVESTMENT
COMPANY  — (0.0%)
UNITED STATES — (0.0%)
BlackRock Liquidity Funds
MuniCash
(r) 3.042% ............ 12 4,858 124,871
TOTAL UNITED STATES ... 124,871
TOTAL INVESTMENT
COMPANY ............... 124,871
TOTAL INVESTMENT
SECURITIES — ( 10 0.0% )
(Cost $405,093,068 ) ....... 396,836,438
TOTAL INVESTMENTS
— (100.0%)
(Cost $405,093,068) ....... $ 396,836,438
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds ........................ $ — $ 393,212,549 $ — $ 393,212,549
Commercial Paper ...................... — 3,499,018 — 3,499,018
Investment Company .................... 124,871 — — 124,871
Total Investments ....................... $124,871 $396,711,567 $— $396,836,438
See accompanying Notes to Financial Statements

154
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Core Fixed
Income ETF
Dimensional
Short-Duration
Fixed Income
ETF
Assets:
Investment Securities at Value (including $115,150 and $135,033 of securities on loan, respectively) ............................................................ $ 8,264,803 $ 4,406,414
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $119,351 and
$140,648, respectively) (Note G) ............................................ 119,351 140,648
Foreign Currencies at Value .................................................. 80 89
Cash .................................................................... 156,099 56,221
Unrealized Appreciation on Forward Foreign Currency Contracts ..................... 1,218 351
Receivables:
Investment Securities Sold ................................................. 43,105 —
Dividends and Interest ..................................................... 57,851 45,545
Cash Collateral for ETF Capital Activity ....................................... 246 —
Prepaid Expenses and Other Assets ........................................... 14 23
Total Assets ......................................................... 8,642,767 4,649,291
Liabilities:
Payables:
Investment Securities Purchased ............................................ 1,899,437 31,830
Unrealized Depreciation on Forward Foreign Currency Contracts ................... 6,277 22,727
Upon Return of Securities Loaned ........................................... 119,351 140,648
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 832 515
Administration and Accounting .............................................. 76 63
Collateral for ETF Capital Activity ............................................ 246 —
Custodian ............................................................... 5 4
Trustee ................................................................. 28 14
Total Liabilities ....................................................... 2,026,252 195,801
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 6,616,515 $ 4,453,490
Shares Outstanding, No Par Value ............................................. 157,650,000 93,300,000
Net Asset Value, Offering and Redemption price per share .......................... $ 41.97 $ 47.73
Investment Securities at Cost ................................................. $ 8,234,480 $ 4,348,703
Foreign Currencies at Cost ................................................... $ 78 $ 89
Net Assets Consist of:
Paid-In Capital ............................................................. $ 6,691,630 $ 4,412,215
Total Distributable Earnings (Loss) ............................................. (75,115) 41,275
Net Assets ............................................................... $ 6,616,515 $ 4,453,490

155
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Inflation-
Protected
Securities ETF
Dimensional
Global Core
Plus Fixed
Income ETF
Assets:
Investment Securities at Value (including $— and $25,332 of securities on loan, respectively) ............................................................ $ 888,081 $ 1,525,086
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $— and $26,287,
respectively) (Note G) ..................................................... — 26,287
Collateral for TBA Securities .................................................. — 881
Foreign Currencies at Value .................................................. — 1,086
Cash .................................................................... — 33,042
Unrealized Appreciation on Forward Foreign Currency Contracts ..................... — 773
Receivables:
Investment Securities Sold ................................................. — 2,291
Dividends and Interest ..................................................... 1,303 16,869
Cash Collateral for ETF Capital Activity ....................................... — 779
Prepaid Expenses and Other Assets ........................................... 10 35
Total Assets ......................................................... 889,394 1,607,129
Liabilities:
Payables:
Investment Securities Purchased ............................................ — 132,778
Unrealized Depreciation on Forward Foreign Currency Contracts ................... — 18,441
Upon Return of Securities Loaned ........................................... — 26,287
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 66 223
Administration and Accounting .............................................. 44 17
Collateral for ETF Capital Activity ............................................ — 779
Custodian ............................................................... — 2
Trustee ................................................................. 4 2
Total Liabilities ....................................................... 114 178,529
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 889,280 $ 1,428,600
Shares Outstanding, No Par Value ............................................. 21,175,000 26,700,000
Net Asset Value, Offering and Redemption price per share .......................... $ 42.00 $ 53.51
Investment Securities at Cost ................................................. $ 893,066 $ 1,504,716
Foreign Currencies at Cost ................................................... $ — $ 1,086
Net Assets Consist of:
Paid-In Capital ............................................................. $ 906,192 $ 1,413,252
Total Distributable Earnings (Loss) ............................................. (16,912) 15,348
Net Assets ............................................................... $ 889,280 $ 1,428,600

156
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Global ex US
Core Fixed
Income ETF
Dimensional
Global Credit
ETF
Assets:
Investment Securities at Value (including $— and $18,089 of securities on loan, respectively) ............................................................ $ 800,995 $ 556,216
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $— and $18,858,
respectively) (Note G) ..................................................... — 18,858
Foreign Currencies at Value .................................................. 395 313
Cash .................................................................... 28,774 6,830
Unrealized Appreciation on Forward Foreign Currency Contracts ..................... 1,471 526
Receivables:
Investment Securities Sold ................................................. 65 1,221
Dividends and Interest ..................................................... 10,694 7,187
Cash Collateral for ETF Capital Activity ....................................... 2,173 158
Tax Reclaims ............................................................ 5 7
Prepaid Expenses and Other Assets ........................................... 25 21
Total Assets ......................................................... 844,597 591,337
Liabilities:
Payables:
Investment Securities Purchased ............................................ 3,318 908
Unrealized Depreciation on Forward Foreign Currency Contracts ................... 26,278 6,728
Upon Return of Securities Loaned ........................................... — 18,858
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 113 78
Administration and Accounting .............................................. 12 8
Collateral for ETF Capital Activity ............................................ 2,173 158
Custodian ............................................................... 2 —
Trustee ................................................................. 2 1
Total Liabilities ....................................................... 31,898 26,739
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 812,699 $ 564,598
Shares Outstanding, No Par Value ............................................. 15,400,000 10,650,000
Net Asset Value, Offering and Redemption price per share .......................... $ 52.77 $ 53.01
Investment Securities at Cost ................................................. $ 773,673 $ 551,403
Foreign Currencies at Cost ................................................... $ 395 $ 313
Net Assets Consist of:
Paid-In Capital ............................................................. $ 808,586 $ 561,611
Total Distributable Earnings (Loss) ............................................. 4,113 2,987
Net Assets ............................................................... $ 812,699 $ 564,598

157
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Ultrashort Fixed
Income ETF
Dimensional
National
Municipal Bond
ETF
Assets:
Investment Securities at Value (including $988 and $— of securities on loan, respectively) $ 1,169,960 $ 1,517,108
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $1,013 and $—,
respectively) (Note G) ..................................................... 1,013 —
Cash .................................................................... 29,039 2,592
Receivables:
Dividends and Interest ..................................................... 6,570 19,992
Prepaid Expenses and Other Assets ........................................... — 8
Total Assets ......................................................... 1,206,582 1,539,700
Liabilities:
Payables:
Investment Securities Purchased ............................................ 22,359 7,976
Upon Return of Securities Loaned ........................................... 1,013 —
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 126 190
Administration and Accounting .............................................. 15 17
Custodian ............................................................... — 3
Trustee ................................................................. 3 8
Other Expenses .......................................................... 17 —
Total Liabilities ....................................................... 23,533 8,194
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 1,183,049 $ 1,531,506
Shares Outstanding, No Par Value ............................................. 23,350,000 32,400,000
Net Asset Value, Offering and Redemption price per share .......................... $ 50.67 $ 47.27
Investment Securities at Cost ................................................. $ 1,170,509 $ 1,537,475
Net Assets Consist of:
Paid-In Capital ............................................................. $ 1,180,746 $ 1,551,381
Total Distributable Earnings (Loss) ............................................. 2,303 (19,875)
Net Assets ............................................................... $ 1,183,049 $ 1,531,506

158
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
California
Municipal Bond
ETF
Assets:
Investment Securities at Value (including $— of securities on loan) ................................ $ 396,836
Receivables:
Dividends and Interest .................................................................. 5,756
Prepaid Expenses and Other Assets ........................................................ 11
Total Assets ...................................................................... 402,603
Liabilities:
Payables:
Investment Securities Purchased ......................................................... 718
Accrued Expenses and Other Liabilities:
Advisory Fee ......................................................................... 52
Administration and Accounting ........................................................... 8
Custodian ............................................................................ 1
Trustee .............................................................................. 2
Total Liabilities .................................................................... 781
Commitments and Contingent Liabilities (Note D) $ —
Net Assets ............................................................................ $ 401,822
Shares Outstanding, No Par Value .......................................................... 8,175,000
Net Asset Value, Offering and Redemption price per share ....................................... $ 49.15
Investment Securities at Cost .............................................................. $ 405,093
Net Assets Consist of:
Paid-In Capital .......................................................................... $ 409,506
Total Distributable Earnings (Loss) .......................................................... (7,684)
Net Assets ............................................................................ $ 401,822

159
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Core Fixed
Income ETF
Dimensional
Short-
Duration
Fixed Income
ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $4 and $1, respectively) ................... $ 146,967 $ 94,480
Dividend Income from Affiliated Investments ..................................... 2,068 1,559
Income from Securities Lending, Net ........................................... 247 139
Total Investment Income ................................................. 149,282 96,178
Expenses:
Investment Management Fees (Note D) ......................................... 4,885 2,988
Administration and Accounting ................................................ 121 81
Custodian ................................................................. 27 14
Filing Fees ................................................................ 59 55
Trustees’ Fees & Expenses .................................................. 14 9
Previously Waived Fees Recovered by Advisor (Note D) ............................ — 3
Other Expenses ............................................................ 145 85
Total Expenses ......................................................... 5,251 3,235
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (60) (48)
Net Expenses ............................................................. 5,191 3,187
Net Investment Income (Loss) ............................................... 144,091 92,991
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................... (22,459) 2,133
In-Kind Transactions ...................................................... 1,371 215
Forward Currency Contracts ................................................ 11,236 18,365
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ......................... 23,520 48,597
Forward Currency Contracts ................................................ (11,059) (29,885)
Net Realized and Unrealized Gain (Loss) ..................................... 2,609 39,425
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ 146,700 $ 132,416

160
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Inflation-
Protected
Securities
ETF
Dimensional
Global Core
Plus Fixed
Income ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $— and $1, respectively) .................. $ 18,523 $ 27,162
Dividends ................................................................. 29 —
Dividend Income from Affiliated Investments ..................................... — 418
Income from Securities Lending, Net ........................................... — 38
Total Investment Income ................................................. 18,552 27,618
Expenses:
Investment Management Fees (Note D) ......................................... 371 1,210
Administration and Accounting ................................................ 22 30
Custodian ................................................................. 3 9
Filing Fees ................................................................ 9 38
Trustees’ Fees & Expenses .................................................. 1 1
Previously Waived Fees Recovered by Advisor (Note D) ............................ 17 20
Other Expenses ............................................................ 30 34
Total Expenses ......................................................... 453 1,342
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... — (11)
Net Expenses ............................................................. 453 1,331
Net Investment Income (Loss) ............................................... 18,099 26,287
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................... (3,241) (161)
Forward Currency Contracts ................................................ — 1,817
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ......................... 15,414 19,247
Forward Currency Contracts ................................................ — (24,125)
Net Realized and Unrealized Gain (Loss) ..................................... 12,173 (3,222)
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ 30,272 $ 23,065

161
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Global ex US
Core Fixed
Income ETF
Dimensional
Global Credit
ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $— and $2, respectively) .................. $ 12,346 $ 12,439
Dividend Income from Affiliated Investments ..................................... — 230
Income from Securities Lending, Net ........................................... — 19
Total Investment Income ................................................. 12,346 12,688
Expenses:
Investment Management Fees (Note D) ......................................... 622 454
Administration and Accounting ................................................ 21 16
Custodian ................................................................. 9 3
Filing Fees ................................................................ 23 18
Trustees’ Fees & Expenses .................................................. 1 —
Previously Waived Fees Recovered by Advisor (Note D) ............................ 8 7
Other Expenses ............................................................ 16 14
Total Expenses ......................................................... 700 512
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (9) (7)
Net Expenses ............................................................. 691 505
Net Investment Income (Loss) ............................................... 11,655 12,183
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................... 3,391 (509)
In-Kind Transactions ...................................................... 94 —
Forward Currency Contracts ................................................ (2,981) 588
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ......................... 34,448 3,135
Forward Currency Contracts ................................................ (31,899) (6,917)
Net Realized and Unrealized Gain (Loss) ..................................... 3,053 (3,703)
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ 14,708 $ 8,480

162
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Ultrashort
Fixed Income
ETF
Dimensional
National
Municipal
Bond ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $— and $—, respectively) .................. $ 23,756 $ 22,621
Dividends ................................................................. — 81
Dividend Income from Affiliated Investments ..................................... 56 —
Income from Securities Lending, Net ........................................... 3 —
Total Investment Income ................................................. 23,815 22,702
Expenses:
Investment Management Fees (Note D) ......................................... 587 1,159
Administration and Accounting ................................................ 25 33
Custodian ................................................................. 2 4
Filing Fees ................................................................ 19 11
Trustees’ Fees & Expenses .................................................. 1 3
Previously Waived Fees Recovered by Advisor (Note D) ............................ 88 —
Other Expenses ............................................................ 11 37
Total Expenses ......................................................... 733 1,247
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... — (16)
Fees Paid Indirectly (Note D) ................................................. — (3)
Net Expenses ............................................................. 733 1,228
Net Investment Income (Loss) ............................................... 23,082 21,474
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ................................................. 44 (52)
In-Kind Transactions ...................................................... 2 —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ..................................................... (1,066) (19,172)
Net Realized and Unrealized Gain (Loss) ..................................... (1,020) (19,224)
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ 22,062 $ 2,250

163
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
California
Municipal
Bond ETF
Investment Income:
Interest ............................................................................... $ 6,218
Dividends ............................................................................. 20
Total Investment Income ............................................................. 6,238
Expenses:
Investment Management Fees (Note D) ..................................................... 303
Administration and Accounting ............................................................ 16
Custodian ............................................................................. 1
Filing Fees ............................................................................ 9
Trustees’ Fees & Expenses .............................................................. 1
Previously Waived Fees Recovered by Advisor (Note D) ........................................ 6
Other Expenses ........................................................................ 25
Total Expenses ..................................................................... 361
Fees Paid Indirectly (Note D) ............................................................. (1)
Net Expenses ......................................................................... 360
Net Investment Income (Loss) ........................................................... 5,878
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ............................................................. (98)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ................................................................. (8,003)
Net Realized and Unrealized Gain (Loss) ................................................. (8,101)
Net Increase (Decrease) in Net Assets Resulting from Operations. .............................. $ (2,223)

164
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Core Fixed Income
ETF
Dimensional Short-Duration Fixed
Income ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 144,091 $ 232,173 $ 92,991 $ 132,947
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (22,459) 43,729 2,133 (5,680)
In-Kind Transactions ...................... 1,371 10,381 215 181
Forward Currency Contracts ................ 11,236 (9,507) 18,365 (3,317)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 23,520 146,382 48,597 39,835
Forward Currency Contracts ................ (11,059) 4,778 (29,885) 7,148
Change in Net Assets Resulting from
Operations .......................... 146,700 427,936 132,416 171,114
Distributions:
Total Distributions .......................... (141,315) (221,251) (84,295) (124,255)
Change in Net Assets Resulting from
Distributions ......................... (141,315) (221,251) (84,295) (124,255)
Capital Share Transactions:
Shares Issued ............................. 972,049 2,310,763 856,735 1,842,438
Cost of Shares Redeemed ................... (92,835) (303,975) (14,187) (9,535)
Change in Net Assets Resulting from Capital
Share Transactions ................... 879,214 2,006,788 842,548 1,832,903
Change in Net Assets ................... 884,599 2,213,473 890,669 1,879,762
Net Assets:
Beginning of Period ......................... 5,731,916 3,518,443 3,562,821 1,683,059
End of Period .............................. $ 6,616,515 $ 5,731,916 $ 4,453,490 $ 3,562,821
Share Transactions:
Issued ................................... 23,250 55,000 18,150 39,200
Redeemed ................................ (2,250) (7,100) (300) (200)
Change in Shares ....................... 21,000 47,900 17,850 39,000

165
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Inflation-Protected
Securities ETF
Dimensional Global Core Plus
Fixed Income ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
For the period
November 7,
2023 Ʊ
through
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 18,099 $ 21,603 $ 26,287 $ 25,642
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (3,241) (5,040) (161) 3,539
Forward Currency Contracts ................ — — 1,817 (823)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 15,414 27,607 19,247 1,676
Forward Currency Contracts ................ — — (24,125) 6,457
Change in Net Assets Resulting from
Operations .......................... 30,272 44,170 23,065 36,491
Distributions:
Total Distributions .......................... (14,267) (21,090) (29,516) (14,732)
Change in Net Assets Resulting from
Distributions ......................... (14,267) (21,090) (29,516) (14,732)
Capital Share Transactions:
Shares Issued ............................. 84,374 361,341 366,846 1,046,446
Change in Net Assets Resulting from Capital
Share Transactions ................... 84,374 361,341 366,846 1,046,446
Change in Net Assets ................... 100,379 384,421 360,395 1,068,205
Net Assets:
Beginning of Period ......................... 788,901 404,480 1,068,205 —
End of Period .............................. $ 889,280 $ 788,901 $ 1,428,600 $ 1,068,205
Share Transactions:
Issued ................................... 2,050 8,825 6,900 19,800
Change in Shares ....................... 2,050 8,825 6,900 19,800

166
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Global ex US Core
Fixed Income ETF Dimensional Global Credit ETF
Six months
ended
April 30, 2025
For the period
November 7,
2023 Ʊ
through
October 31, 2024
Six months
ended
April 30, 2025
For the period
November 7,
2023 Ʊ
through
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 11,655 $ 10,004 $ 12,183 $ 11,087
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... 3,391 5,393 (509) (178)
In-Kind Transactions ...................... 94 — — —
Forward Currency Contracts ................ (2,981) (1,669) 588 1,015
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 34,448 (6,582) 3,135 1,791
Forward Currency Contracts ................ (31,899) 7,092 (6,917) 715
Change in Net Assets Resulting from
Operations .......................... 14,708 14,238 8,480 14,430
Distributions:
Total Distributions .......................... (20,400) (4,467) (12,025) (7,932)
Change in Net Assets Resulting from
Distributions ......................... (20,400) (4,467) (12,025) (7,932)
Capital Share Transactions:
Shares Issued ............................. 236,140 580,300 121,918 442,358
Cost of Shares Redeemed ................... (7,820) — (2,631) —
Change in Net Assets Resulting from Capital
Share Transactions ................... 228,320 580,300 119,287 442,358
Change in Net Assets ................... 222,628 590,071 115,742 448,856
Net Assets:
Beginning of Period ......................... 590,071 — 448,856 —
End of Period .............................. $ 812,699 $ 590,071 $ 564,598 $ 448,856
Share Transactions:
Issued ................................... 4,500 11,050 2,300 8,400
Redeemed ................................ (150) — (50) —
Change in Shares ....................... 4,350 11,050 2,250 8,400

167
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Ultrashort Fixed
Income ETF
Dimensional National Municipal
Bond ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 23,082 $ 23,093 $ 21,474 $ 34,038
Net Realized Gain (Loss) from:
Investment Securities Sold ................. 44 126 (52) (330)
In-Kind Transactions ...................... 2 — — —
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... (1,066) 542 (19,172) 35,418
Change in Net Assets Resulting from
Operations .......................... 22,062 23,761 2,250 69,126
Distributions:
Total Distributions .......................... (22,761) (20,882) (21,244) (32,580)
Change in Net Assets Resulting from
Distributions ......................... (22,761) (20,882) (21,244) (32,580)
Capital Share Transactions:
Shares Issued ............................. 443,568 697,378 195,110 365,699
Cost of Shares Redeemed ................... (20,270) — (25,852) —
Change in Net Assets Resulting from Capital
Share Transactions ................... 423,298 697,378 169,258 365,699
Change in Net Assets ................... 422,599 700,257 150,264 402,245
Net Assets:
Beginning of Period ......................... 760,450 60,193 1,381,242 978,997
End of Period .............................. $ 1,183,049 $ 760,450 $ 1,531,506 $ 1,381,242
Share Transactions:
Issued ................................... 8,750 13,800 4,100 7,650
Redeemed ................................ (400) — (550) —
Change in Shares ....................... 8,350 13,800 3,550 7,650

168
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional California Municipal
Bond ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) .............................................. $ 5,878 $ 7,746
Net Realized Gain (Loss) from:
Investment Securities Sold ............................................... (98) (9)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ................................................... (8,003) 4,961
Change in Net Assets Resulting from Operations ............................ (2,223) 12,698
Distributions:
Total Distributions ........................................................ (5,787) (7,381)
Change in Net Assets Resulting from Distributions ........................... (5,787) (7,381)
Capital Share Transactions:
Shares Issued ........................................................... 86,300 162,505
Cost of Shares Redeemed ................................................. (21,075) (3,755)
Change in Net Assets Resulting from Capital Share Transactions ............... 65,225 158,750
Change in Net Assets ................................................. 57,215 164,067
Net Assets:
Beginning of Period ....................................................... 344,607 180,540
End of Period ............................................................ $ 401,822 $ 344,607
Share Transactions:
Issued ................................................................. 1,725 3,225
Redeemed .............................................................. (425) (75)
Change in Shares ..................................................... 1,300 3,150

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
169
See accompanying Notes to Financial Statements.
Dimensional Core Fixed Income ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 41.95 $ 39.64 $ 40.41 $ 50.03
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.98 2.02 1.83 1.28
Net Gains (Losses) on Securities (Realized and Unrealized) ..... — 2.23 (0.86) (10.06)
Total from Investment Operations ..................... 0.98 4.25 0.97 (8.78)
Less Distributions:
Net Investment Income ................................. (0.96) (1.94) (1.74) (0.84)
Total Distributions ................................. (0.96) (1.94) (1.74) (0.84)
Net Asset Value, End of Period ............................... $ 41.97 $ 41.95 $ 39.64 $ 40.41
Total Return at NAV (b) (c) ................................... 2.38% 10.83% 2.29% (17.67)%
Total Return at Market (c) (d) ................................. 2.35% 10.46% 2.37% (17.46)%
Net Assets, End of Year (thousands) ........................... $ 6,616,515 $ 5,731,916 $ 3,518,443 $ 1,375,916
Ratio of Expenses to Average Net Assets (e) ..................... 0.17% 0.17% 0.17% 0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.17% 0.18% 0.19% 0.20%
Ratio of Net Investment Income to Average Net Assets (e) .......... 4.72% 4.81% 4.40% 3.05%
Portfolio Turnover Rate (c) (f) ................................. 11% 42% 39% 75%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
170
See accompanying Notes to Financial Statements.
Dimensional Short-Duration Fixed Income ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 47.22 $ 46.17 $ 45.47 $ 50.02
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 1.09 2.32 1.73 0.85
Net Gains (Losses) on Securities (Realized and Unrealized) ..... 0.43 0.90 0.54 (4.67)
Total from Investment Operations ..................... 1.52 3.22 2.27 (3.82)
Less Distributions:
Net Investment Income ................................. (1.01) (2.17) (1.57) (0.73)
Total Distributions ................................. (1.01) (2.17) (1.57) (0.73)
Net Asset Value, End of Period ............................... $ 47.73 $ 47.22 $ 46.17 $ 45.47
Total Return at NAV (b) (c) ................................... 3.27% 7.10% 5.04% (7.68)%
Total Return at Market (c) (d) ................................. 3.20% 7.10% 4.59% (7.26)%
Net Assets, End of Year (thousands) ........................... $ 4,453,490 $ 3,562,821 $ 1,683,059 $ 813,942
Ratio of Expenses to Average Net Assets (e) ..................... 0.16% 0.16% 0.16% 0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.16% 0.17% 0.18% 0.19%
Ratio of Net Investment Income to Average Net Assets (e) .......... 4.67% 4.93% 3.74% 1.88%
Portfolio Turnover Rate (c) (f) ................................. 12% 43% 42% 32%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
171
See accompanying Notes to Financial Statements.
Dimensional Inflation-Protected Securities ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 41.25 $ 39.27 $ 41.04 $ 50.02
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.90 1.51 1.71 2.95
Net Gains (Losses) on Securities (Realized and Unrealized) ..... 0.55 1.91 (1.89) (9.50)
Total from Investment Operations ..................... 1.45 3.42 (0.18) (6.55)
Less Distributions:
Net Investment Income ................................. (0.70) (1.44) (1.59) (2.43)
Total Distributions ................................. (0.70) (1.44) (1.59) (2.43)
Net Asset Value, End of Period ............................... $ 42.00 $ 41.25 $ 39.27 $ 41.04
Total Return at NAV (b) (c) ................................... 3.56% 8.79% (0.56)% (13.40)%
Total Return at Market (c) (d) ................................. 3.52% 8.68% (0.55)% (13.30)%
Net Assets, End of Year (thousands) ........................... $ 889,280 $ 788,901 $ 404,480 $ 262,663
Ratio of Expenses to Average Net Assets (e) ..................... 0.11% 0.11% 0.11% 0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.11% 0.12% 0.12% 0.14%
Ratio of Net Investment Income to Average Net Assets (e) .......... 4.39% 3.68% 4.14% 6.84%
Portfolio Turnover Rate (c) (f) ................................. 3% 11% 9% 20%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
172
See accompanying Notes to Financial Statements.
Dimensional Global Core Plus
Fixed Income ETF
Six months
ended
April 30, 2025
Period
November 7,
2023 Ʊ
through
October 31, 2024
(Unaudited)
Net Asset Value, Beginning of Period ..................................................... $ 53.95 $ 50.06
Income From Investment Operations (a)
Net Investment Income (Loss) ....................................................... 1.15 2.38
Net Gains (Losses) on Securities (Realized and Unrealized) ................................ (0.17) 2.86
Total from Investment Operations ................................................ 0.98 5.24
Less Distributions:
Net Investment Income ............................................................ (1.36) (1.35)
Net Realized Gains ............................................................... (0.06) —
Total Distributions ............................................................ (1.42) (1.35)
Net Asset Value, End of Period .......................................................... $ 53.51 $ 53.95
Total Return at NAV (b) (c) .............................................................. 1.83% 10.54%
Total Return at Market (c) (d) ............................................................ 1.97% 10.76%
Net Assets, End of Year (thousands) ...................................................... $ 1,428,600 $ 1,068,205
Ratio of Expenses to Average Net Assets (e) ................................................ 0.22% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .......................... 0.22% 0.24%
Ratio of Net Investment Income to Average Net Assets (e) ..................................... 4.35% 4.54%
Portfolio Turnover Rate (c) (f) ............................................................ 4% 15%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
173
See accompanying Notes to Financial Statements.
Dimensional Global ex US
Core Fixed Income ETF
Six months
ended
April 30, 2025
Period
November 7,
2023 Ʊ
through
October 31, 2024
(Unaudited)
Net Asset Value, Beginning of Period ..................................................... $ 53.40 $ 50.12
Income From Investment Operations (a)
Net Investment Income (Loss) ....................................................... 0.88 1.82
Net Gains (Losses) on Securities (Realized and Unrealized) ................................ 0.25 2.40
Total from Investment Operations ................................................ 1.13 4.22
Less Distributions:
Net Investment Income ............................................................ (1.76) (0.94)
Total Distributions ............................................................ (1.76) (0.94)
Net Asset Value, End of Period .......................................................... $ 52.77 $ 53.40
Total Return at NAV (b) (c) .............................................................. 2.15% 8.49%
Total Return at Market (c) (d) ............................................................ 2.17% 8.79%
Net Assets, End of Year (thousands) ...................................................... $ 812,699 $ 590,071
Ratio of Expenses to Average Net Assets (e) ................................................ 0.20% 0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .......................... 0.20% 0.24%
Ratio of Net Investment Income to Average Net Assets (e) ..................................... 3.37% 3.51%
Portfolio Turnover Rate (c) (f) ............................................................ 8% 48%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
174
See accompanying Notes to Financial Statements.
Dimensional Global Credit ETF
Six months
ended
April 30, 2025
Period
November 7,
2023 Ʊ
through
October 31, 2024
(Unaudited)
Net Asset Value, Beginning of Period ..................................................... $ 53.44 $ 50.06
Income From Investment Operations (a)
Net Investment Income (Loss) ....................................................... 1.27 2.58
Net Gains (Losses) on Securities (Realized and Unrealized) ................................ (0.38) 2.62
Total from Investment Operations ................................................ 0.89 5.20
Less Distributions:
Net Investment Income ............................................................ (1.32) (1.82)
Total Distributions ............................................................ (1.32) (1.82)
Net Asset Value, End of Period .......................................................... $ 53.01 $ 53.44
Total Return at NAV (b) (c) .............................................................. 1.70% 10.49%
Total Return at Market (c) (d) ............................................................ 1.77% 10.67%
Net Assets, End of Year (thousands) ...................................................... $ 564,598 $ 448,856
Ratio of Expenses to Average Net Assets (e) ................................................ 0.20% 0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .......................... 0.20% 0.24%
Ratio of Net Investment Income to Average Net Assets (e) ..................................... 4.83% 4.95%
Portfolio Turnover Rate (c) (f) ............................................................ 9% 17%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
175
See accompanying Notes to Financial Statements.
Dimensional Ultrashort Fixed Income ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Period
September 26,
2023 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ........................................ $ 50.70 $ 50.16 $ 50.00
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................... 1.19 2.79 0.25
Net Gains (Losses) on Securities (Realized and Unrealized) ................... (0.04) 0.22 (0.02)
Total from Investment Operations ................................... 1.15 3.01 0.23
Less Distributions:
Net Investment Income ............................................... (1.18) (2.47) (0.07)
Net Realized Gains .................................................. — — —
Total Distributions ............................................... (1.18) (2.47) (0.07)
Net Asset Value, End of Period ............................................. $ 50.67 $ 50.70 $ 50.16
Total Return at NAV (b) (c) ................................................. 2.29% 6.14% 0.45%
Total Return at Market (c) (d) ............................................... 2.31% 6.01% 0.56%
Net Assets, End of Year (thousands) ......................................... $ 1,183,049 $ 760,450 $ 60,193
Ratio of Expenses to Average Net Assets (e) ................................... 0.15% 0.15% 0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) ..... 0.15% 0.18% 0.69%
Ratio of Net Investment Income to Average Net Assets (e) ........................ 4.72% 5.51% 5.27%
Portfolio Turnover Rate (c) (f) ............................................... 8% 19% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
176
See accompanying Notes to Financial Statements.
Dimensional National Municipal Bond ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 47.88 $ 46.18 $ 46.51 $ 50.12
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.70 1.32 1.10 0.74
Net Gains (Losses) on Securities (Realized and Unrealized) ..... (0.61) 1.63 (0.36) (3.94)
Total from Investment Operations ..................... 0.09 2.95 0.74 (3.20)
Less Distributions:
Net Investment Income ................................. (0.70) (1.25) (1.07) (0.41)
Total Distributions ................................. (0.70) (1.25) (1.07) (0.41)
Net Asset Value, End of Period ............................... $ 47.27 $ 47.88 $ 46.18 $ 46.51
Total Return at NAV (b) (c) ................................... 0.18% 6.41% 1.55% (6.38)%
Total Return at Market (c) (d) ................................. 0.20% 6.48% 1.62% (6.39)%
Net Assets, End of Year (thousands) ........................... $ 1,531,506 $ 1,381,242 $ 978,997 $ 588,409
Ratio of Expenses to Average Net Assets (e) ..................... 0.17% 0.17% 0.17% 0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.17% 0.18% 0.19% 0.19%
Ratio of Net Investment Income to Average Net Assets (e) .......... 2.97% 2.74% 2.32% 1.62%
Portfolio Turnover Rate (c) (f) ................................. 18% 15% 9% 7%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
177
See accompanying Notes to Financial Statements.
Dimensional California Municipal Bond ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Period
June 26, 2023 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ........................................ $ 50.12 $ 48.47 $ 50.02
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................... 0.77 1.48 0.47
Net Gains (Losses) on Securities (Realized and Unrealized) ................... (0.99) 1.57 (1.70)
Total from Investment Operations ................................... (0.22) 3.05 (1.23)
Less Distributions:
Net Investment Income ............................................... (0.75) (1.40) (0.32)
Total Distributions ............................................... (0.75) (1.40) (0.32)
Net Asset Value, End of Period ............................................. $ 49.15 $ 50.12 $ 48.47
Total Return at NAV (b) (c) ................................................. (0.44)% 6.34% (2.47)%
Total Return at Market (c) (d) ............................................... (0.50)% 6.55% (2.42)%
Net Assets, End of Year (thousands) ......................................... $ 401,822 $ 344,607 $ 180,540
Ratio of Expenses to Average Net Assets (e) ................................... 0.19% 0.19% 0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) ..... 0.19% 0.22% 0.24%
Ratio of Net Investment Income to Average Net Assets (e) ........................ 3.10% 2.94% 2.76%
Portfolio Turnover Rate (c) (f) ............................................... 21% 36% 1%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year.
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e) Annualized for periods less than one year.
(f) Excludes impact of in-kind transactions

DIMENSIONAL ETF TRUST
Notes to Financial Statements
(Unaudited)
178
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of April 30, 2025, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Inflation-Protected Securities ETF,
Ultrashort Fixed Income ETF, Municipal Bond ETF, and California Municipal Bond ETF are listed and traded on the
NYSE Arca, Inc. Shares of the Global Core Plus Fixed Income ETF, Global ex US Core Fixed Income ETF, and
Global Credit ETF are listed and traded on The Nasdaq Stock Market LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind for a designated portfolio of investments (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each
Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An
Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous
Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
Fund Short Name
Dimensional Core Fixed Income ETF Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF Inflation-Protected Securities ETF
Dimensional Global Core Plus Fixed Income ETF Global Core Plus Fixed Income ETF
Dimensional Global ex US Core Fixed Income ETF Global ex US Core Fixed Income ETF
Dimensional Global Credit ETF Global Credit ETF
Dimensional Ultrashort Fixed Income ETF Ultrashort Fixed Income ETF
Dimensional National Municipal Bond ETF Municipal Bond ETF
Dimensional California Municipal Bond ETF California Municipal Bond ETF

179
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Global Core Plus Fixed Income
ETF, Global ex US Core Fixed Income ETF, Global Credit ETF, and Ultrashort Fixed Income ETF (the “International
Fixed Income Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time.
The International Fixed Income Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Fixed Income Funds do not price their shares; therefore the value of securities held by the International Fixed Income Funds may change on days when shareholders will not be able to purchase or redeem shares.

180
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
3.
Foreign Currency Translations
The accounting records of the International Fixed Income Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Fixed Income Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations” on the Statements
of Operations. Any realized gains or losses from these fluctuations are included in “Net Realized Gain (Loss) from
Investment Transactions and Foreign Currency Transactions” on the Statements of Operations.
4.
Treasury Inflation-Protected Securities (TIPS)
Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/
or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity)
and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount.
These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (“CPI-U”). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

181
5.
To-Be-Announced (TBA) Commitments
To-Be-Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by the Advisor using evaluations from an independent pricing service based on the characteristics of the securities to be delivered or received.
6.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
7.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least monthly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
8.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
9.
Other
Discount and premium on debt securities purchased are amortized, using the effective interest method.
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.

182
C. Derivative Instruments
All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Fixed Income Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statements of Operations as the “Change in Unrealized Appreciation (Depreciation) on Forward Currency Contracts”. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a “Net Realized Gain (Loss) from Forward Currency Contracts”. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amounts in thousands):
* Average amount of Currency Purchased/Sold in USD.
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2025 (amounts in thousands):
(1) Presented on Statements of Assets and Liabilities as Unrealized Appreciation on: Forward Foreign Currency Contracts.
(2) Presented on Statements of Assets and Liabilities as Unrealized Depreciation on: Forward Foreign Currency Contracts.
Forward
Currency
Contracts*
Core Fixed Income ETF ................................................................................................................ $150,757
Short-Duration Fixed Income ETF ................................................................................................. 235,305
Global Core Plus Fixed Income ETF ............................................................................................. 330,115
Global ex US Core Fixed Income ETF .......................................................................................... 378,843
Global Credit ETF .......................................................................................................................... 88,432
Asset Liability
Unrealized
Appreciation
on Forward
Currency
Contracts (1)
Unrealized
Depreciation
on Forward
Currency
Contracts (2)
Currency Rate Risk Exposure:
Core Fixed Income ETF ....................................... $1,218 $6,277
Short-Duration Fixed Income ETF ............................... 351 22,727
Global Core Plus Fixed Income ETF ............................. 773 18,441
Global ex US Core Fixed Income ETF ........................... 1,471 26,278
Global Credit ETF ............................................ 526 6,728

183
The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2025 (amounts in thousands):
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of April 30, 2025, the Funds’ derivative assets and liabilities (by type) were as follows (amounts in thousands):
Realized Gain (Loss) from:
Change in Unrealized
Appreciation
(Depreciation) on
Derivatives
Forward Currency
Contracts (1)
Forward Currency
Contracts (2)
Currency Rate Risk Exposure: – –
Core Fixed Income ETF ........................ $11,236 $(11,059)
Short-Duration Fixed Income ETF ................ 18,365 (29,885)
Global Core Plus Fixed Income ETF .............. 1,817 (24,125)
Global ex US Core Fixed Income ETF ............ (2,981) (31,899)
Global Credit ETF ............................. 588 (6,917)
Core Fixed Income
ETF
Short-Duration Fixed
Income ETF
Global Core Plus Fixed
Income ETF
Global ex US Core
Fixed Income ETF Global Credit ETF
Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities
Derivative
Financial
Instruments :
Forwar d currency
contracts ..
$1,218 $6,277 $351 $22,727 $773 $18,441 $1,471 $26,278 $526 $6,728
Total derivative
assets and
liabilities in the
Statements
of Assets and
Liabilities ..
$1,218 $6,277 $351 $22,727 $773 $18,441 $1,471 $26,278 $526 $6,728

184
The following tables present the Funds’ derivative assets and liabilities as of April 30, 2025 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund
(amounts in thousands):
Core Fixed Income
ETF
Short-Duration Fixed
Income ETF
Global Core Plus Fixed
Income ETF
Global ex US Core
Fixed Income ETF Global Credit ETF
Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities
Derivative asset
and liabilities
not subject to a
master netting
agree ment
or similar
agreement
(“MNA” ) ....
$— $— $— $— $— $— $— $— $— $—
Total assets and
liabilities subject
to a n MNA $1,218 $6,277 $351 $22,727 $773 $18,441 $1,471 $26,278 $526 $6,728
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Received (a)
Cash
Collateral
Received (a)
Net Amount
of Derivative
Assets
Core Fixed Income ETF
Bank of America ............... $243 $(203) $— $— $40
State Street Bank and
Trust Company ................. 288 (288) — — —
UBS Warburg ................... 687 (687) — — —
$1,218 $(1,178) $— $— $40
Short-Duration Fixed
Income ETF
Bank of America ...............
$101 $(101) $— $— $—
Citigroup ...........................
13 (13) — — —
State Street Bank and
Trust Company ................
9 (9) — — —
UBS Warburg ...................
228 (120) — — 108
$351 $(243) $— $— $108
Global Core Plus Fixed
Income ETF
Citigroup ...........................
$304 $(304) $— $— $—
RBC Dominion Securities .
181 (181) — — —
State Street Bank and
Trust Company ................
288 (288) — — —
$773 $(773) $— $— $—
Global ex US Core Fixed
Income ETF
Citigroup ...........................
$277 $(277) $— $— $—
RBC Dominion Securities .
169 (169) — — —
State Street Bank and
Trust Company .................
1,025 (1,025) — — —
$1,471 $(1,471) $— $— $—

185
(a)The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Received (a)
Cash
Collateral
Received (a)
Net Amount
of Derivative
Assets
Global Credit ETF
Citigroup ...........................
$143 $(143) $— $— $—
State Street Bank and
Trust Company ................
382 (382) — — —
$525 $(525) $— $— $—
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Pledged (b)
Cash
Collateral
Pledged (b)
Net Amount
of Derivative
Liabilities
Core Fixed Income ETF
ANZ Banking Group .......... $2,502 $— $— $— $2,502
Bank of America ................ 203 (203) — — —
Citigroup ............................ 13 — — — 13
RBC Dominion Securities .. 155 — — — 155
State Street Bank and
Trust Company .................. 2,633 (288) — — 2,345
UBS Warburg .................... 771 (687) — — 84
$6,277 $(1,178) $— $— $5,099
Short-Duration Fixed
Income ETF
ANZ Banking Group ..........
$9,176 $— $— $— $9,176
Bank of America ................
2,488 (101) — — 2,387
Citigroup ............................
119 (13) — — 106
HSBC Bank .......................
2,743 — — — 2,743
RBC Dominion Securities ..
769 — — — 769
State Street Bank and
Trust Company ..................
7,312 (9) — — 7,303
UBS Warburg ....................
120 (120) — — —
$22,727 $(243) $— $— $22,484
Global Core Plus Fixed
Income ETF
Citigroup ............................
$1,186 $(304) $— $— $882
RBC Dominion Securities ..
2,597 (181) — — 2,416
State Street Bank and
Trust Company .................
14,658 (288) — — 14,370
$18,441 $(773) $— $— $17,668
Global ex US Core Fixed
Income ETF
Citigroup ............................
$2,020 $(277) $— $— $1,743
RBC Dominion Securities ..
2,143 (169) — — 1,974

186
(b)The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the
Advisor, serve as Sub-Advisors for the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Global Core Plus
Fixed Income ETF, Global ex US Core Fixed Income ETF, Global Credit ETF, and Ultrashort Fixed Income ETF and
are paid by the Advisor pursuant to separate sub-advisory agreements.
For the six months ended April 30, 2025, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has
contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds. For each
Fund, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the
Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense Limitation
Amount”). The Fee Waiver Agreement will remain in effect through February 28, 2026, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the six months ended April 30, 2025, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Pledged (b)
Cash
Collateral
Pledged (b)
Net Amount
of Derivative
Liabilities
State Street Bank and
Trust Company .................
$22,115 $(1,025) — — $21,090
$26,278 $(1,471) $— $— $24,807
Global Credit ETF
Citigroup ............................
$524 $(143) $— $— $381
RBC Dominion Securities ..
5 — — — 5
State Street Bank and
Trust Company .................
6,198 (382) — — 5,816
$6,727 $(525) $— $— $6,202
Management
Fee
Core Fixed Income ETF ...................................................................................... 0.16%
Short-Duration Fixed Income ETF ........................................................................... 0.15%
Inflation-Protected Securities ETF ........................................................................... 0.09%
Global Core Plus Fixed Income ETF ........................................................................ 0.20%
Global ex US Core Fixed Income ETF ...................................................................... 0.18%
Global Credit ETF ............................................................................................. 0.18%
Ultrashort Fixed Income ETF ................................................................................. 0.12%
Municipal Bond ETF ........................................................................................... 0.16%
California Municipal Bond ETF ............................................................................... 0.16%

187
Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the
Fund. The waived fees/assumed expenses during the six months ended April 30, 2025, recovered previously waived fees/assumed expenses during the six months ended April 30, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the six months ended April 30, 2025, expenses reduced were as follows (amounts in thousands):
Expense
Limitation
Amount
Waived
Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
Core Fixed Income ETF .............................................................. 0.17% $60 $–
Short-Duration Fixed Income ETF ............................................... 0.16% 48 3
Inflation-Protected Securities ETF ............................................... 0.11% – 17
Global Core Plus Fixed Income ETF ........................................... 0.22% 11 20
Global ex US Core Fixed Income ETF ........................................ 0.20% 9 8
Global Credit ETF ........................................................................ 0.20% 7 7
Ultrashort Fixed Income ETF ....................................................... 0.15% – 88
Municipal Bond ETF .................................................................... 0.17% 16 –
California Municipal Bond ETF .................................................... 0.19% – 6
Previously Waived Fees/Assumed Expenses Subject to Future
Recovery
Expiring
10/31/2025 10/31/2026 10/31/2027 04/30/2028 Total
Core Fixed Income ETF ............................. $47 $419 $436 $60 $962
Short-Duration Fixed Income ETF .............. 76 162 345 48 631
Inflation-Protected Securities ETF .............. 33 51 44 – 128
Global Core Plus Fixed Income ETF .......... – – 113 11 124
Global ex US Core Fixed Income ETF ....... – – 96 9 105
Global Credit ETF ....................................... – – 82 7 89
Ultrashort Fixed Income ETF ...................... – – 38 – 38
Municipal Bond ETF ................................... 35 127 114 16 292
California Municipal Bond ETF ................... – 18 74 – 92
Fees Paid
Indirectly
Municipal Bond ETF ................................................................................................ $3
California Municipal Bond ETF .................................................................................... 1

188
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO) receive no compensation from the Trust. For the six months ended
April 30, 2025, the total related amount paid by the Trust to the CCO was $53 (in thousands). The total related amounts paid by each of the Funds are included in “Other Expenses” on the Statements of Operations.
E. Deferred Compensation
As of April 30, 2025, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows (amounts in thousands):
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above.
These reclassifications had no effect on net assets or net asset value per share.
Total
Core Fixed Income ETF ............................................................................................... $ 11
Short-Duration Fixed Income ETF .................................................................................... 7
Inflation-Protected Securities ETF .................................................................................... 2
Global Core Plus Fixed Income ETF ................................................................................. 1
Global ex US Core Fixed Income ETF ............................................................................... 1
Global Credit ETF ...................................................................................................... 1
Ultrashort Fixed Income ETF .......................................................................................... 1
Municipal Bond ETF .................................................................................................... 3
California Municipal Bond ETF ........................................................................................ 1

189
The tax character of dividends and distributions declared and paid during the periods ended October 31,
2023 and October 31, 2024, were as follows (amounts in thousands):
Global Core Plus Fixed Income ETF, Global ex US Core Fixed Income ETF, and Global Credit ETF commenced operations on November 7, 2023, and did not pay any distributions for the year ended October 31, 2023.
As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains
Tax-Exempt
Income Total
Core Fixed Income ETF
2023 .................................... $ 116,396 $ – $ – $ 116,396
2024 .................................... 221,251 – – 221,251
Short-Duration Fixed Income ETF
2023 .................................... 43,734 – – 43,734
2024 .................................... 124,255 – – 124,255
Inflation-Protected Securities ETF
2023 .................................... 14,230 – – 14,230
2024 .................................... 21,090 – – 21,090
Global Core Plus Fixed Income ETF
2024 .................................... 14,732 – – 14,732
Global ex US Core Fixed Income ETF
2024 .................................... 4,467 – – 4,467
Global Credit ETF
2024 .................................... 7,932 – – 7,932
Ultrashort Fixed Income ETF
2023 .................................... 80 – – 80
2024 .................................... 20,882 – – 20,882
Municipal Bond ETF
2023 .................................... – – 18,635 18,635
2024 .................................... – – 32,580 32,580
California Municipal Bond ETF
2023 .................................... – – 1,009 1,009
2024 .................................... – – 7,381 7,381
Net Investment
Income and Short-Term
Capital Gains
Long-Term
Capital
Gains Total
Core Fixed Income ETF ........................... $ 1,657 $ — $ 1,657
Short-Duration Fixed Income ETF ................... 32 — 32

190
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
(1)The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and difference between book and tax amortization methods for premium and market discounts.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2024, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the period ended October 31, 2024, the following Funds used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Tax-Exempt
Net Investment
Income
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
Core Fixed Income
ETF ............ $23,504 $— $— $(110,746) $6,740 $(80,502)
Short-Duration
Fixed Income ETF 21,509 — — (37,398) 9,042 (6,847)
Inflation-Protected
Securities ETF ... 1,544 — — (13,854) (20,607) (32,917)
Global Core Plus
Fixed Income ETF 20,185 — — — 1,615 21,800
Global ex US Core
Fixed Income ETF 16,537 — — (112) (6,620) 9,805
Global Credit ETF 5,089 — — (314) 1,758 6,533
Ultrashort Fixed
Income ETF ..... 2,487 — — — 514 3,001
Municipal Bond
ETF ............ — 2,275 — (1,956) (1,202) (883)
California Municipal
Bond ETF ....... — 602 — (21) (255) 326
Total
Core Fixed Income ETF ............................................................. $ 110,746
Short-Duration Fixed Income ETF ..................................................... 37,398
Inflation-Protected Securities ETF ..................................................... 13,854
Global ex US Core Fixed Income ETF ................................................. 112
Global Credit ETF .................................................................. 314
Municipal Bond ETF ................................................................ 1,956
California Municipal Bond ETF ........................................................ 21
Total
Core Fixed Income ETF ........................................................................................... $ 42,674
Ultrashort Fixed Income ETF .................................................................................... —

191
As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
G. Securities Lending
As of April 30, 2025, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Fixed Income ETF ................ $ 8,360,116 $ 76,839 $ (52,800) $ 24,039
Short-Duration Fixed Income ETF ........ 4,497,188 61,334 (11,460) 49,874
Inflation-Protected Securities ETF ........ 893,273 4,081 (9,273) (5,192)
Global Core Plus Fixed Income ETF ...... 1,537,522 30,459 (16,608) 13,851
Global ex US Core Fixed Income ETF .... 780,802 30,581 (10,388) 20,193
Global Credit ETF ..................... 571,011 11,026 (6,963) 4,063
Ultrashort Fixed Income ETF ............ 1,171,526 128 (680) (552)
Municipal Bond ETF ................... 1,537,483 2,555 (22,930) (20,375)
California Municipal Bond ETF ........... 405,094 162 (8,419) (8,257)

192
cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the six months ended April 30, 2025, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board. For the six months ended April 30, 2025, the Funds did not engage in any Rule 17a-7 transactions under the Rule.
For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
Balance at
October 31,
2024
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss) on
Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30, 2025
Shares as of
April 30, 2025
Dividend
Income
Capital Gains
Distributions
Core Fixed Income
ETF
The DFA Short Term
Investment Fund $78,949 $506,054 $465,652 $— $— $119,351 10,320 $2,068 $—
Total $78,949 $506,054 $465,652 $— $— $119,351 $2,068 $—
Short-Duration
Fixed Income
ETF
The DFA Short Term
Investment Fund $40,484 $284,131 $183,967 $— $— $140,648 12,162 $1,559 $—
Total $40,484 $284,131 $183,967 $— $— $140,648 $1,559 $—
Global Core Plus
Fixed Income
ETF
The DFA Short Term
Investment Fund $12,944 $64,452 $51,109 $— $— $26,287 2,273 $418 $—
Total $12,944 $64,452 $51,109 $— $— $26,287 $418 $—
Global Credit ETF
The DFA Short Term
Investment Fund $5,148 $40,312 $26,602 $— $— $18,858 1,631 $230 $—
Total $5,148 $40,312 $26,602 $— $— $18,858 $230 $—

193
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended April 30, 2025 were as follows (amounts in thousands):
In-kind transactions for the six months ended April 30, 2025 were as follows (amounts in thousands):
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities and an amount of cash. Funds also reserve the right to permit or require Creation
Units to be issued (or redeemed) entirely or partially for cash. Authorized Participants redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs a Fund incurs to issue or redeem
Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
Balance at
October 31,
2024
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss) on
Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30, 2025
Shares as of
April 30, 2025
Dividend
Income
Capital Gains
Distributions
Ultrashort Fixed
Income ETF
The DFA Short Term
Investment Fund $4,578 $15,451 $19,016 $— $— $1,013 88 $56 $—
Total $4,578 $15,451 $19,016 $— $— $1,013 $56 $—
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
Core Fixed Income ETF ................. $ 728,101 $ 298, 230 $ 1,069,415 623,075
Short-Duration Fixed Income ETF ......... 1,644 25,033 899,967 $ 432,591
Inflation-Protected Securities ETF ......... 112,744 37,285 28,733 37,285
Global Core Plus Fixed Income ETF ....... 15,107 455 213,638 47,362
Global ex US Core Fixed Income ETF ..... 1,801 1,031 15 3,922 5 0,298
Global Credit ETF ...................... 187 – 86, 182 41,181
Ultrashort Fixed Income ETF ............. 7,510 2,001 159,523 27,201
Municipal Bond ETF .................... – – 444,625 250,587
California Municipal Bond ETF ............  –  –  144,057  77,222
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
Core Fixed Income ETF ................ $ 291,628 $ 63,730 $652,668 $28,610
Short-Duration Fixed Income ETF ........ 1,644  1,466  799,513  12,550
Inflation-Protected Securities ETF ........ 84,012 –  –  –
Global Core Plus Fixed Income ETF ...... 16,7 82 –  257,877  –
Global ex US Core Fixed Income ETF ....  2,352  –  147,347  7,726
Global Credit ETF .....................  251 –  103,319  –
Ultrashort Fixed Income ETF ............  –  2,502  187,365  173
Municipal Bond ETF ...................  – –  13,713  –

194
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF
Capital Activity” on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.
Inflation Protection Risks
: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Dimensional Inflation-Protected Securities
ETF may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-
protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Fund may not pay income and the Fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Fund’s value. For example, if interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Fund at the time of such adjustments (which generally would be distributed by the
Fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through
December 26, 2024. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
There were no borrowings by the Funds under this line of credit during the six months ended April 30, 2025.

195
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the six months ended April 30, 2025.
M. Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Funds’ CODM. Each
Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole.
Each Fund’s long-term strategic asset allocation is executed by its portfolio management team and guided by each
Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus.
The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s
Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –
Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December
15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU
2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.

196
P. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

197
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

198
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

200
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

202
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Board of Trustees
of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio (collectively, the “Funds”) and a Fund’s sub-advisory agreements.
Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management
Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on November 1, 2024, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent
Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and
(v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the
Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

203
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts.
Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each
Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043025-018S

DIMENSIONAL ETF TRUST
Semi-Annual Financial Statements & Other Information
Six Months Ended: April 30, 2025 (Unaudited)
Dimensional US Core Equity Market ETF
Dimensional US Core Equity 1 ETF
Dimensional US High Profitability ETF
Dimensional US Large Cap Value ETF
Dimensional US Small Cap Value ETF
Dimensional US Large Cap Vector ETF
Dimensional US Vector Equity ETF
Dimensional US Real Estate ETF

**Blank Page**

DIMENSIONAL ETF TRUST
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 128
Item 9 - Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 129
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 130
Item 11 - Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . . 131
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
(Unaudited)
Schedules of Investments
Investment Abbreviations
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
ADR American Depositary Receipt
CVR Contingent Value Rights
GDR Global Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Investment Footnotes
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of April 30, 2025
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE
Arca ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)
Annualized for periods less than one year
(f)
Excludes impact of in-kind transactions
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of Operations

3
Dimensional US Core Equity Market ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value†
COMMON STOCKS — ( 97.1% )
COMMUNICATION SERVICES — (8.6%)
#*Advantage Solutions, Inc. 22,114 $ 29,633
Alphabet, Inc., Class A 752,163 119,443,484
Alphabet, Inc., Class C 635,896 102,309,307
#*Altice USA, Inc., Class A 43,381 107,585
*AMC Networks, Inc., Class A 4,719 30,202
*Angi, Inc. 470 5,386
*Anterix, Inc. 2,129 63,551
#*AST SpaceMobile, Inc. 644 14,947
AT&T, Inc. 1,076,747 29,825,892
#*Atlanta Braves Holdings, Inc. 81 3,519
*Atlanta Braves Holdings, Inc. 8,294 330,599
ATN International, Inc. 1,783 31,541
*Bandwidth, Inc., Class A 4,523 56,176
*Boston Omaha Corp., Class A 5,846 90,788
*Bumble, Inc., Class A 17,838 75,276
#Cable One, Inc. 911 243,483
#*Cardlytics, Inc. 4,903 7,060
*Cargurus, Inc. 13,402 374,720
*Cars.com, Inc. 11,969 139,319
#*Charter Communications, Inc.,
Class A 22,295 8,736,519
#Cinemark Holdings, Inc. 27,800 831,498
Cogent Communications
Holdings, Inc. 2,711 147,343
Comcast Corp., Class A 597,324 20,428,481
*E.W. Scripps Co. (The), Class A 6,753 13,574
#*EchoStar Corp., Class A 12,284 276,144
Electronic Arts, Inc. 44,978 6,525,858
Entravision Communications
Corp., Class A 8,213 15,030
*Eventbrite, Inc., Class A 15,664 33,208
*EverQuote, Inc., Class A 3,908 92,776
Fox Corp., Class A 47,308 2,355,465
Fox Corp., Class B 43,181 1,996,689
*Frontier Communications Parent,
Inc. 40,970 1,485,163
#*Gambling.com Group, Ltd. 6,561 84,440
*Gannett Co., Inc. 26,075 83,440
*Globalstar, Inc. 9,291 178,573
#*Gogo, Inc. 12,677 95,965
Gray Media, Inc. 21,518 72,085
IDT Corp., Class B 6,015 302,254
#*IMAX Corp. 9,367 227,899
*Integral Ad Science Holding
Corp. 32,084 226,834
#Interpublic Group of Cos., Inc.
(The) 62,020 1,557,942
#Iridium Communications, Inc. 23,710 572,122
John Wiley & Sons, Inc., Class A 9,071 395,858
*Liberty Broadband Corp., Class
A 2,752 245,066
*Liberty Broadband Corp., Class
C 24,149 2,182,828
*Liberty Global, Ltd., Class A 12,106 132,561
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Global, Ltd., Class C 40,406 $ 458,204
*Liberty Latin America, Ltd., Class
A 11,616 62,959
*Liberty Latin America, Ltd., Class
C 30,481 167,646
*Liberty Media Corp.-Liberty Live 8,436 603,258
*Liberty Media Corp.-Liberty Live 3,586 250,948
*Liberty Media Corp-Liberty
Formula One 33,114 2,936,218
*Liberty Media Corp-Liberty
Formula One 4,073 328,080
#*Live Nation Entertainment, Inc. 34,395 4,555,618
*Lumen Technologies, Inc. 165,462 585,736
*Madison Square Garden
Entertainment Corp. 7,153 232,043
*Madison Square Garden Sports
Corp. 2,774 534,189
#*Magnite, Inc. 32,134 382,073
Marcus Corp. (The) 4,295 70,052
Match Group, Inc. 40,443 1,199,539
Meta Platforms, Inc., Class A 311,672 171,107,928
National CineMedia, Inc. 17,516 100,367
*Netflix, Inc. 48,282 54,641,705
New York Times Co. (The), Class
A 27,736 1,443,936
News Corp., Class A 72,004 1,952,749
#News Corp., Class B 35,001 1,099,731
Nexstar Media Group, Inc. 7,268 1,087,729
*Nextdoor Holdings, Inc. 38,101 56,008
#Omnicom Group, Inc. 38,163 2,906,494
*Outbrain, Inc. 10,133 35,871
Paramount Global, Class B 37,415 439,252
*Pinterest, Inc., Class A 97,371 2,465,434
Playtika Holding Corp. 14,527 76,557
*PubMatic, Inc., Class A 6,691 65,371
*QuinStreet, Inc. 7,689 134,711
*ROBLOX Corp., Class A 44,657 2,994,252
*Roku, Inc. 20,156 1,374,236
Scholastic Corp. 3,850 69,416
Shenandoah Telecommunications
Co. 10,475 116,692
#Shutterstock, Inc. 5,605 89,456
Sinclair, Inc. 7,852 113,069
#Sirius XM Holdings, Inc. 38,311 820,622
*Snap, Inc., Class A 218,823 1,741,831
#*Sphere Entertainment Co. 5,352 145,842
Spok Holdings, Inc. 2,154 30,888
*Spotify Technology SA 13,698 8,410,298
*Stagwell, Inc. 19,478 108,687
#*Starz Entertainment Corp.,
Class A 11,432 101,516
*Starz Entertainment Corp., Class
B 12,363 98,657
*Sunrise Communications AG,
ADR 9,947 536,342

4
Dimensional US Core Equity Market ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Take-Two Interactive Software,
Inc. 24,423 $ 5,698,374
*TechTarget, Inc. 4,482 35,722
TEGNA, Inc. 29,523 479,158
Telephone and Data Systems,
Inc. 19,224 720,708
*Thryv Holdings, Inc. 4,492 61,540
TKO Group Holdings, Inc. 10,595 1,726,031
T-Mobile US, Inc. 70,377 17,379,600
*Trade Desk, Inc. (The), Class A 46,479 2,492,669
*TripAdvisor, Inc. 19,562 243,547
*TrueCar, Inc. 8,467 12,616
#*United States Cellular Corp. 5,546 380,788
Verizon Communications, Inc. 656,206 28,912,436
*Vimeo, Inc. 29,077 146,548
#*Vivid Seats, Inc., Class A 17,171 48,251
Walt Disney Co. (The) 215,052 19,558,979
*Warner Bros Discovery, Inc. 400,555 3,472,812
Warner Music Group Corp., Class
A 20,831 634,304
*Yelp, Inc. 9,836 345,047
*Ziff Davis, Inc. 7,398 218,463
*ZoomInfo Technologies, Inc. 36,523 312,637
TOTAL COMMUNICATION
SERVICES 652,090,523
CONSUMER DISCRETIONARY — (10.5%)
#*1-800-Flowers.com, Inc., Class
A 5,510 30,470
*Abercrombie & Fitch Co. 9,952 690,868
Academy Sports & Outdoors, Inc. 17,045 642,256
*Accel Entertainment, Inc. 16,415 169,074
#Acushnet Holdings Corp. 12,476 826,161
*Adient PLC 13,527 171,117
ADT, Inc. 188,248 1,509,749
*Adtalem Global Education, Inc. 7,018 745,312
Advance Auto Parts, Inc. 8,729 285,613
*Airbnb, Inc., Class A 43,165 5,262,677
#A-Mark Precious Metals, Inc. 4,138 100,802
*Amazon.com, Inc. 1,229,240 226,696,441
*American Axle & Manufacturing
Holdings, Inc. 31,959 122,083
#American Eagle Outfitters, Inc. 38,715 407,669
*American Public Education, Inc. 2,883 67,750
*America's Car-Mart, Inc. 1,604 76,062
*Aptiv PLC 45,360 2,588,242
Aramark 43,559 1,456,177
#*Arhaus, Inc. 11,366 89,337
Ark Restaurants Corp. 63 583
Arko Corp. 28,498 114,704
*Asbury Automotive Group, Inc. 3,450 752,583
Autoliv, Inc. 16,237 1,513,775
*AutoNation, Inc. 8,284 1,442,659
*AutoZone, Inc. 2,470 9,293,622
Bassett Furniture Industries, Inc. 534 9,425
Bath & Body Works, Inc. 34,478 1,051,924
*Beazer Homes USA, Inc. 5,395 105,526
Best Buy Co., Inc. 46,396 3,094,149
#*Beyond, Inc. 6,753 27,485
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Biglari Holdings, Inc., Class B 173 $ 40,293
#*Birkenstock Holding PLC 10,642 547,318
*BJ's Restaurants, Inc. 4,611 153,500
Bloomin' Brands, Inc. 16,231 130,173
Booking Holdings, Inc. 3,933 20,055,468
#*Boot Barn Holdings, Inc. 4,985 520,135
BorgWarner, Inc. 46,068 1,307,410
Boyd Gaming Corp. 2,437 168,494
*Bright Horizons Family Solutions,
Inc. 10,116 1,268,749
*Brinker International, Inc. 6,834 917,806
Brunswick Corp. 11,407 525,292
Buckle, Inc. (The) 11,174 388,408
Build-A-Bear Workshop, Inc. 3,419 120,622
*Burlington Stores, Inc. 11,142 2,507,396
*Caesars Entertainment, Inc. 38,237 1,034,693
#Caleres, Inc. 7,733 117,851
Camping World Holdings, Inc.,
Class A 12,232 147,518
*Capri Holdings, Ltd. 8,435 126,862
*CarMax, Inc. 28,076 1,815,675
*Carnival Corp. 173,278 3,177,919
Carriage Services, Inc. 3,545 141,658
Carter's, Inc. 7,168 236,902
*Carvana Co. 17,353 4,240,206
Cato Corp. (The), Class A 2,741 6,469
*Cava Group, Inc. 4,491 415,103
*Cavco Industries, Inc. 1,296 640,030
Century Communities, Inc. 4,953 270,137
*Champion Homes, Inc. 9,017 779,970
#Cheesecake Factory, Inc. (The) 10,641 535,987
*Chewy, Inc., Class A 30,497 1,143,637
*Chipotle Mexican Grill, Inc. 164,547 8,312,914
#Choice Hotels International, Inc. 6,354 801,303
Churchill Downs, Inc. 11,300 1,021,633
*Citi Trends, Inc. 905 20,209
Clarus Corp. 1,991 6,550
#Columbia Sportswear Co. 10,215 635,067
*ContextLogic, Inc., Class A 2,858 20,406
*Cooper-Standard Holdings, Inc. 1,604 23,531
*Coupang, Inc. 205,197 4,795,454
*Coursera, Inc. 21,856 184,027
#Cracker Barrel Old Country
Store, Inc. 4,246 181,304
*Crocs, Inc. 11,842 1,141,806
D.R. Horton, Inc. 60,277 7,615,396
Dana, Inc. 36,258 498,185
Darden Restaurants, Inc. 20,271 4,067,173
#*Dave & Buster's Entertainment,
Inc. 8,978 172,288
*Deckers Outdoor Corp. 28,708 3,181,708
*Denny's Corp. 6,427 23,716
#Designer Brands, Inc., Class A 5,667 15,811
*Destination XL Group, Inc. 9,848 9,746
Dick's Sporting Goods, Inc. 12,004 2,253,631
#Dillard's, Inc., Class A 2,204 764,039
Dine Brands Global, Inc. 1,272 25,326
Domino's Pizza, Inc. 5,733 2,811,291

5
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*DoorDash, Inc., Class A 37,256 $ 7,186,310
*Dorman Products, Inc. 5,024 569,219
*DraftKings, Inc. 53,556 1,782,879
#*Dream Finders Homes, Inc.,
Class A 4,972 112,665
*Duolingo, Inc. 4,056 1,579,731
*Dutch Bros, Inc., Class A 13,832 826,324
eBay, Inc. 90,429 6,163,641
*El Pollo Loco Holdings, Inc. 4,908 45,890
*Envela Corp. 30 191
Ethan Allen Interiors, Inc. 4,754 135,156
#*Etsy, Inc. 13,631 592,676
#*European Wax Center, Inc.,
Class A 6,296 19,643
*Everi Holdings, Inc. 9,620 135,161
Expedia Group, Inc. 22,676 3,558,545
#*Figs, Inc., Class A 23,419 94,379
*First Watch Restaurant Group,
Inc. 11,380 200,971
*Five Below, Inc. 7,762 589,058
Flexsteel Industries, Inc. 36 1,202
*Floor & Decor Holdings, Inc.,
Class A 17,431 1,245,271
*Flutter Entertainment PLC 13,096 3,156,005
*Foot Locker, Inc. 17,422 213,768
Ford Motor Co. 849,514 8,503,635
*Fox Factory Holding Corp. 634 12,877
*Frontdoor, Inc. 10,632 437,081
*Full House Resorts, Inc. 447 1,444
*Funko, Inc., Class A 8,751 35,091
#*GameStop Corp., Class A 71,081 1,980,317
Gap, Inc. (The) 86,586 1,896,233
Garmin, Ltd. 32,990 6,164,841
#Garrett Motion, Inc. 36,140 333,211
General Motors Co. 231,192 10,459,126
*Genesco, Inc. 1,829 35,483
Gentex Corp. 40,713 886,729
*Gentherm, Inc. 5,703 148,335
Genuine Parts Co. 26,501 3,115,193
*G-III Apparel Group, Ltd. 8,370 211,091
#*Global Business Travel Group I 15,022 100,798
Golden Entertainment, Inc. 5,010 128,757
*Goodyear Tire & Rubber Co.
(The) 40,886 444,840
Graham Holdings Co., Class B 564 518,908
*Grand Canyon Education, Inc. 5,050 900,768
*Green Brick Partners, Inc. 8,548 504,247
#Group 1 Automotive, Inc. 2,524 1,018,762
#*Groupon, Inc. 284 5,172
#Guess?, Inc. 12,387 139,354
H&R Block, Inc. 20,904 1,261,974
Hamilton Beach Brands Holding
Co., Class A 715 14,157
*Hanesbrands, Inc. 63,605 291,947
Harley-Davidson, Inc. 22,383 501,827
Hasbro, Inc. 26,843 1,661,582
Haverty Furniture Cos., Inc. 2,103 38,190
*Helen of Troy, Ltd. 625 17,412
#*Hilton Grand Vacations, Inc. 18,125 609,544
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Hilton Worldwide Holdings, Inc. 38,808 $ 8,750,428
#*Holley, Inc. 12,677 27,256
Home Depot, Inc. (The) 135,146 48,718,782
Hooker Furnishings Corp. 778 7,469
*Hovnanian Enterprises, Inc.,
Class A 1,365 132,132
#Hyatt Hotels Corp., Class A 6,273 706,842
#Installed Building Products, Inc. 5,289 877,075
International Game Technology
PLC 14,667 240,539
#*iRobot Corp. 4,092 10,025
J Jill, Inc. 1,113 16,940
#Jack in the Box, Inc. 2,731 71,115
JAKKS Pacific, Inc. 1,980 38,194
Johnson Outdoors, Inc., Class A 886 20,227
KB Home 10,822 584,713
#Kohl's Corp. 21,769 145,852
Kontoor Brands, Inc. 9,958 598,974
#Krispy Kreme, Inc. 24,495 100,429
#*Kura Sushi USA, Inc., Class A 1,152 67,830
*Lands' End, Inc. 3,310 29,393
*Landsea Homes Corp. 4,155 25,345
Las Vegas Sands Corp. 113,155 4,149,394
#*Latham Group, Inc. 21,336 116,601
*Laureate Education, Inc. 30,360 609,325
La-Z-Boy, Inc. 8,662 342,149
#LCI Industries 4,786 368,905
Lear Corp. 8,844 758,373
*Legacy Housing Corp. 4,298 104,549
Leggett & Platt, Inc. 17,291 166,339
#Lennar Corp., Class A 37,733 4,098,181
Lennar Corp., Class B 2,841 293,674
*Leslie's, Inc. 20,247 12,152
Levi Strauss & Co., Class A 14,883 238,277
*LGI Homes, Inc. 3,741 204,296
*Life Time Group Holdings, Inc. 39,160 1,200,646
*Light & Wonder, Inc. 10,967 936,362
*Lincoln Educational Services
Corp. 3,099 52,373
*Lindblad Expeditions Holdings,
Inc. 6,042 53,411
Lithia Motors, Inc. 4,935 1,444,771
LKQ Corp. 49,309 1,884,097
#*Lovesac Co. (The) 2,776 53,993
Lowe's Cos., Inc. 67,328 15,051,848
#*Lucid Group, Inc. 375,956 943,650
#Lucky Strike Entertainment
Corp. 6,762 63,563
*Lululemon Athletica, Inc. 19,777 5,355,018
Macy's, Inc. 62,973 719,152
*Malibu Boats, Inc., Class A 3,561 101,702
*MarineMax, Inc. 3,985 85,518
Marriott International, Inc., Class
A 24,981 5,959,967
Marriott Vacations Worldwide
Corp. 6,386 350,017
*MasterCraft Boat Holdings, Inc. 2,052 33,735
*Mattel, Inc. 70,572 1,121,389

6
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Matthews International Corp.,
Class A 5,699 $ 116,545
McDonald's Corp. 84,970 27,160,660
#*MGM Resorts International 44,333 1,394,716
*Mister Car Wash, Inc. 48,063 329,712
#*Mobileye Global, Inc., Class A 17,003 247,904
*Modine Manufacturing Co. 10,421 850,770
*Mohawk Industries, Inc. 11,683 1,242,487
Monarch Casino & Resort, Inc. 408 31,901
Monro, Inc. 5,434 75,750
*Motorcar Parts of America, Inc. 561 4,998
Movado Group, Inc. 1,998 27,752
Murphy USA, Inc. 3,305 1,647,774
Nathan's Famous, Inc. 12 1,173
*National Vision Holdings, Inc. 11,374 140,469
Newell Brands, Inc. 72,403 346,086
NIKE, Inc., Class B 137,034 7,728,718
#Nordstrom, Inc. 31,689 764,972
#*Norwegian Cruise Line
Holdings, Ltd. 102,491 1,642,931
*NVR, Inc. 676 4,817,007
*ODP Corp. (The) 5,697 77,935
*Ollie's Bargain Outlet Holdings,
Inc. 10,043 1,065,663
OneSpaWorld Holdings, Ltd. 16,623 277,604
#*OneWater Marine, Inc. 2,316 34,763
*O'Reilly Automotive, Inc. 6,324 8,949,725
#*Outdoor Holding Co. 7,474 14,724
#Oxford Industries, Inc. 2,867 139,336
#Papa John's International, Inc. 3,710 128,106
#Patrick Industries, Inc. 6,832 525,927
*Penn Entertainment, Inc. 24,475 372,509
Penske Automotive Group, Inc. 8,192 1,275,249
Perdoceo Education Corp. 13,866 348,314
*Petco Health & Wellness Co.,
Inc. 43,748 129,057
Phinia, Inc. 8,286 332,683
*Planet Fitness, Inc., Class A 13,461 1,273,276
*Playa Hotels & Resorts NV 28,167 378,001
*PlayAGS, Inc. 16 194
#Polaris, Inc. 6,870 233,305
#Pool Corp. 6,537 1,916,256
#*Portillo's, Inc., Class A 11,665 120,616
*Potbelly Corp. 2,944 23,846
PulteGroup, Inc. 39,398 4,041,447
PVH Corp. 10,386 716,426
#*QuantumScape Corp. 70,390 275,225
Ralph Lauren Corp. 7,391 1,662,605
RCI Hospitality Holdings, Inc. 45 1,786
Red Rock Resorts, Inc., Class A 8,802 375,845
*Revolve Group, Inc. 5,122 101,825
#*RH 2,946 542,152
#*Rivian Automotive, Inc., Class A 205,430 2,806,174
Rocky Brands, Inc. 481 10,289
Ross Stores, Inc. 60,128 8,357,792
#Royal Caribbean Cruises, Ltd. 46,111 9,909,715
#*RumbleON, Inc., Class B 1,128 2,854
*Sabre Corp. 66,819 158,361
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Sally Beauty Holdings, Inc. 27,728 $ 225,706
Service Corp. International 27,872 2,226,973
*Shake Shack, Inc., Class A 5,488 481,517
*SharkNinja, Inc. 25,329 2,038,984
Shoe Carnival, Inc. 5,118 88,951
Signet Jewelers, Ltd. 8,382 497,053
*Skechers USA, Inc., Class A 24,100 1,157,282
#*Sleep Number Corp. 3,001 23,378
Smith & Wesson Brands, Inc. 8,142 77,593
*Soho House & Co., Inc. 784 4,712
#Somnigroup International, Inc. 27,511 1,679,822
Sonic Automotive, Inc., Class A 5,218 316,837
*Sonos, Inc. 15,604 143,713
*Sportsman's Warehouse
Holdings, Inc. 330 551
Standard Motor Products, Inc. 4,417 119,701
Starbucks Corp. 132,271 10,588,294
Steven Madden, Ltd. 12,986 272,706
*Stitch Fix, Inc., Class A 18,412 60,207
*Stoneridge, Inc. 2,947 11,375
Strategic Education, Inc. 4,229 345,002
#*Stride, Inc. 8,703 1,238,002
Sturm Ruger & Co., Inc. 2,967 120,638
Superior Group of Cos., Inc. 1,048 10,878
#*Sweetgreen, Inc., Class A 15,214 296,369
Tapestry, Inc. 42,752 3,020,429
*Target Hospitality Corp. 14,255 96,934
*Taylor Morrison Home Corp. 20,708 1,187,604
*Tesla, Inc. 328,385 92,657,112
Texas Roadhouse, Inc. 12,650 2,099,394
#Thor Industries, Inc. 10,256 742,739
*Tile Shop Holdings, Inc. 7,638 43,307
#*Tilly's, Inc., Class A 1,875 2,869
TJX Cos., Inc. (The) 143,637 18,483,209
Toll Brothers, Inc. 18,357 1,851,671
*TopBuild Corp. 5,214 1,542,093
*Topgolf Callaway Brands Corp. 27,432 181,325
#Tractor Supply Co. 91,846 4,649,245
*Traeger, Inc. 1,683 2,457
Travel + Leisure Co. 10,473 460,079
*Tri Pointe Homes, Inc. 17,557 539,878
*Udemy, Inc. 4,244 29,156
*Ulta Beauty, Inc. 8,590 3,398,548
*Under Armour, Inc., Class A 31,810 181,953
*Under Armour, Inc., Class C 38,874 211,475
#*United Parks & Resorts, Inc. 8,579 374,473
*Universal Technical Institute, Inc. 12,300 345,138
Upbound Group, Inc. 13,619 271,018
*Urban Outfitters, Inc. 18,988 1,002,187
#Vail Resorts, Inc. 6,157 857,054
*Valvoline, Inc. 28,997 993,437
#*Vera Bradley, Inc. 2,086 4,068
#VF Corp. 61,551 731,226
*Victoria's Secret & Co. 16,264 305,763
*Visteon Corp. 4,779 378,449
*Warby Parker, Inc., Class A 13,536 223,479
#Wendy's Co. (The) 33,880 423,500
#Whirlpool Corp. 11,926 909,715

7
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Williams-Sonoma, Inc. 24,319 $ 3,756,556
Wingstop, Inc. 2,661 702,211
Winmark Corp. 596 214,566
Winnebago Industries, Inc. 5,571 177,269
Wolverine World Wide, Inc. 19,992 260,896
Wyndham Hotels & Resorts, Inc. 13,289 1,133,552
Wynn Resorts, Ltd. 15,817 1,270,263
#*XPEL, Inc. 4,256 121,892
*YETI Holdings, Inc. 17,526 500,367
Yum! Brands, Inc. 43,929 6,608,679
*Zumiez, Inc. 3,468 40,576
TOTAL CONSUMER
DISCRETIONARY 790,205,053
CONSUMER STAPLES — (6.1%)
Albertsons Cos., Inc., Class A 135,860 2,986,203
#Alico, Inc. 586 16,724
Altria Group, Inc. 195,997 11,593,223
Andersons, Inc. (The) 6,464 243,757
Archer-Daniels-Midland Co. 72,138 3,444,589
#B&G Foods, Inc. 11,279 77,712
*BellRing Brands, Inc. 20,975 1,618,011
*BJ's Wholesale Club Holdings,
Inc. 25,973 3,053,386
*Boston Beer Co., Inc. (The),
Class A 1,306 321,015
Brown-Forman Corp., Class A 3,692 127,780
#Brown-Forman Corp., Class B 45,564 1,587,450
Bunge Global SA 22,821 1,796,469
Calavo Growers, Inc. 2,899 80,070
Cal-Maine Foods, Inc. 9,411 878,705
Casey's General Stores, Inc. 6,867 3,176,606
*Celsius Holdings, Inc. 33,261 1,162,805
*Central Garden & Pet Co. 1,415 47,487
*Central Garden & Pet Co., Class
A 9,788 289,431
*Chefs' Warehouse, Inc. (The) 6,294 358,569
Church & Dwight Co., Inc. 41,772 4,149,630
Clorox Co. (The) 22,368 3,182,966
Coca-Cola Co. (The) 523,721 37,995,959
Coca-Cola Consolidated, Inc. 1,441 1,953,722
Colgate-Palmolive Co. 100,222 9,239,466
Conagra Brands, Inc. 88,622 2,189,850
Constellation Brands, Inc., Class
A 31,107 5,833,807
Costco Wholesale Corp. 54,803 54,501,584
*Coty, Inc., Class A 137,446 694,102
*Darling Ingredients, Inc. 24,770 797,346
Dole PLC 20,128 305,744
Dollar General Corp. 26,333 2,467,139
*Dollar Tree, Inc. 21,402 1,750,042
Edgewell Personal Care Co. 11,009 336,325
#*elf Beauty, Inc. 24,746 1,531,035
Energizer Holdings, Inc. 12,679 342,840
Estee Lauder Cos., Inc. (The) 11,961 717,182
Flowers Foods, Inc. 37,456 658,851
Fresh Del Monte Produce, Inc. 10,776 366,492
#*Freshpet, Inc. 7,425 546,035
#General Mills, Inc. 101,080 5,735,279
Shares Value†
CONSUMER STAPLES — (Continued)
*Grocery Outlet Holding Corp. 12,432 $ 208,733
*Hain Celestial Group, Inc. (The) 1,877 5,706
*Herbalife, Ltd. 20,615 148,428
#Hershey Co. (The) 26,656 4,456,617
*Honest Co., Inc. (The) 15,149 72,564
Hormel Foods Corp. 103,915 3,107,059
Ingles Markets, Inc., Class A 2,722 167,920
Ingredion, Inc. 12,067 1,602,739
Interparfums, Inc. 5,432 593,174
J&J Snack Foods Corp. 3,292 426,610
J.M. Smucker Co. (The) 20,970 2,438,182
John B. Sanfilippo & Son, Inc. 2,084 138,107
Kellanova 50,629 4,190,562
Kenvue, Inc. 371,086 8,757,630
Keurig Dr Pepper, Inc. 230,102 7,959,228
Kimberly-Clark Corp. 54,442 7,174,367
Kraft Heinz Co. (The) 198,008 5,762,033
#Kroger Co. (The) 147,368 10,641,443
Lamb Weston Holdings, Inc. 22,207 1,172,752
Lancaster Colony Corp. 4,719 768,159
*Lifeway Foods, Inc. 1,173 27,777
Limoneira Co. 3,631 54,574
*Maplebear, Inc. 40,827 1,628,589
McCormick & Co., Inc. 44,074 3,378,713
#MGP Ingredients, Inc. 4,433 130,641
*Mission Produce, Inc. 13,026 136,447
Molson Coors Beverage Co.,
Class B 34,175 1,966,088
Mondelez International, Inc.,
Class A 153,710 10,472,262
*Monster Beverage Corp. 148,360 8,919,403
National Beverage Corp. 11,754 521,878
Natural Grocers by Vitamin
Cottage, Inc. 4,924 246,988
*Nature's Sunshine Products, Inc. 2,073 25,539
Nu Skin Enterprises, Inc., Class A 5,054 31,992
Oil-Dri Corp. of America 939 39,523
#*Olaplex Holdings, Inc. 34,795 45,581
PepsiCo, Inc. 181,147 24,559,910
*Performance Food Group Co. 26,511 2,138,377
Philip Morris International, Inc. 186,371 31,936,535
Pilgrim's Pride Corp. 21,149 1,154,312
*Post Holdings, Inc. 11,587 1,311,301
PriceSmart, Inc. 5,841 592,803
Primo Brands Corp. 64,439 2,105,222
Procter & Gamble Co. (The) 338,028 54,953,212
Reynolds Consumer Products,
Inc. 33,325 766,475
Seaboard Corp. 161 416,343
*Seneca Foods Corp., Class A 877 78,658
*Simply Good Foods Co. (The) 18,531 669,154
SpartanNash Co. 6,120 121,421
Spectrum Brands Holdings, Inc. 4,021 253,725
*Sprouts Farmers Market, Inc. 16,446 2,812,266
Sysco Corp. 90,815 6,484,191
Target Corp. 75,436 7,294,661
The Campbell's Company 51,539 1,879,112
#Tootsie Roll Industries, Inc. 6,688 214,016

8
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*TreeHouse Foods, Inc. 9,606 $ 223,724
Turning Point Brands, Inc. 4,129 253,438
Tyson Foods, Inc., Class A 45,245 2,770,804
*United Natural Foods, Inc. 12,911 344,853
Universal Corp. 4,765 277,657
*US Foods Holding Corp. 45,699 3,000,596
*USANA Health Sciences, Inc. 2,636 74,045
Utz Brands, Inc. 11,593 154,071
Village Super Market, Inc., Class
A 1,863 68,652
*Vita Coco Co., Inc. (The) 11,043 364,971
#*Vital Farms, Inc. 9,345 319,973
Walgreens Boots Alliance, Inc. 97,818 1,073,063
Walmart, Inc. 542,308 52,739,453
WD-40 Co. 2,248 513,353
#Weis Markets, Inc. 5,181 445,514
#WK Kellogg Co. 19,631 351,984
TOTAL CONSUMER STAPLES 458,291,241
ENERGY — (3.7%)
*Amplify Energy Corp. 4,686 12,184
Antero Midstream Corp. 82,165 1,359,831
*Antero Resources Corp. 57,735 2,010,910
APA Corp. 55,763 866,557
Archrock, Inc. 30,800 724,724
Ardmore Shipping Corp. 6,731 64,214
Aris Water Solutions, Inc., Class
A 6,646 165,884
#Atlas Energy Solutions, Inc. 20,953 283,494
Baker Hughes Co. 186,639 6,607,021
Berry Corp. 11,259 27,922
*Bristow Group, Inc. 5,874 170,581
Cactus, Inc., Class A 10,784 409,145
California Resources Corp. 5,860 202,229
#*Centrus Energy Corp., Class A 3,572 247,504
ChampionX Corp. 28,412 685,581
Cheniere Energy, Inc. 41,443 9,577,892
Chevron Corp. 227,497 30,953,242
Civitas Resources, Inc. 16,299 444,148
*Clean Energy Fuels Corp. 39,127 56,734
*CNX Resources Corp. 27,590 811,974
*Comstock Resources, Inc. 48,992 895,084
ConocoPhillips 197,552 17,605,834
#Core Laboratories, Inc. 9,449 107,435
Core Natural Resources, Inc. 11,082 800,231
Coterra Energy, Inc. 129,393 3,177,892
Crescent Energy Co., Class A 36,041 298,419
#CVR Energy, Inc. 17,108 322,657
#Delek US Holdings, Inc. 47,506 618,528
Devon Energy Corp. 124,093 3,773,668
DHT Holdings, Inc. 33,901 362,402
Diamondback Energy, Inc. 47,184 6,228,760
*DMC Global, Inc. 1,653 10,728
Dorian LPG, Ltd. 7,801 167,097
DT Midstream, Inc. 18,638 1,811,614
Energy Services of America Corp. 2,447 20,922
EOG Resources, Inc. 88,056 9,715,218
Epsilon Energy, Ltd. 401 2,819
EQT Corp. 96,600 4,775,904
Shares Value†
ENERGY — (Continued)
Evolution Petroleum Corp. 2,627 $ 11,007
Excelerate Energy, Inc., Class A 2,734 69,936
Expand Energy Corp. 39,095 4,061,970
*Expro Group Holdings NV 18,889 156,212
Exxon Mobil Corp. 596,620 63,020,971
*Forum Energy Technologies, Inc. 1,564 22,913
FutureFuel Corp. 3,690 15,166
*Geospace Technologies Corp. 440 2,834
#*Gevo, Inc. 48,864 53,750
Granite Ridge Resources, Inc. 29,133 140,130
#*Green Plains, Inc. 7,393 26,467
*Gulf Island Fabrication, Inc. 200 1,430
*Gulfport Energy Corp. 3,240 558,900
*Hallador Energy Co. 7,384 103,856
Halliburton Co. 140,669 2,788,060
*Helix Energy Solutions Group,
Inc. 28,777 175,252
Helmerich & Payne, Inc. 18,701 353,262
Hess Corp. 67,815 8,751,526
HF Sinclair Corp. 28,193 847,763
#HighPeak Energy, Inc. 1,464 11,727
*Innovex International, Inc. 4,022 60,732
International Seaways, Inc. 10,826 367,651
Kinder Morgan, Inc. 303,527 7,982,760
Kinetik Holdings, Inc. 9,126 377,269
Kodiak Gas Services, Inc. 20,415 694,314
*Kosmos Energy, Ltd. 85,795 132,124
Liberty Energy, Inc. 34,924 401,626
#Magnolia Oil & Gas Corp., Class
A 51,647 1,060,313
Marathon Petroleum Corp. 56,877 7,815,469
Matador Resources Co. 24,217 957,540
#Murphy Oil Corp. 24,826 509,678
#*Nabors Industries, Ltd. 2,446 65,651
NACCO Industries, Inc., Class A 419 14,623
*Natural Gas Services Group, Inc. 743 13,352
#New Fortress Energy, Inc. 27,463 149,124
#Noble Corp. PLC 26,391 573,740
#Nordic American Tankers, Ltd. 30,063 76,961
#Northern Oil & Gas, Inc. 23,873 580,114
NOV, Inc. 64,908 753,582
*NPK International, Inc. 13,906 80,377
Occidental Petroleum Corp. 149,998 5,911,421
*Oceaneering International, Inc. 20,628 366,147
*Oil States International, Inc. 10,047 35,265
ONEOK, Inc. 85,949 7,061,570
Ovintiv, Inc. 50,371 1,691,458
*Par Pacific Holdings, Inc. 10,344 148,126
Patterson-UTI Energy, Inc. 20,236 114,131
PBF Energy, Inc., Class A 19,466 334,426
Peabody Energy Corp. 21,359 263,570
Permian Resources Corp. 81,237 958,597
Phillips 66 66,892 6,960,781
PHX Minerals, Inc. 1,954 7,484
*PrimeEnergy Resources Corp. 428 72,704
#*ProFrac Holding Corp., Class A 7,510 31,167
*ProPetro Holding Corp. 21,193 105,541
Range Resources Corp. 45,118 1,530,854

9
Dimensional US Core Equity Market ETF
continued
Shares Value†
ENERGY — (Continued)
Ranger Energy Services, Inc. 2,871 $ 31,839
*REX American Resources Corp. 3,221 127,938
Riley Exploration Permian, Inc. 5,436 134,160
#RPC, Inc. 41,042 194,129
SandRidge Energy, Inc. 4,549 41,441
Schlumberger NV 292,487 9,725,193
Scorpio Tankers, Inc. 9,093 342,715
*SEACOR Marine Holdings, Inc. 2,627 12,820
*Seadrill, Ltd. 11,864 243,687
Select Water Solutions, Inc. 21,566 183,742
SFL Corp., Ltd. 34,692 285,168
Sitio Royalties Corp., Class A 13,510 229,130
SM Energy Co. 23,628 538,482
#Solaris Energy Infrastructure,
Inc. 2,752 58,177
*Talos Energy, Inc. 24,310 167,253
Targa Resources Corp. 40,436 6,910,512
TechnipFMC PLC 81,645 2,299,940
Teekay Corp., Ltd. 19,909 143,544
Teekay Tankers, Ltd., Class A 5,642 240,180
*TETRA Technologies, Inc. 27,127 77,312
#Texas Pacific Land Corp. 3,577 4,610,288
#*Tidewater, Inc. 9,609 347,750
#*Transocean, Ltd. 116,934 249,069
*Uranium Energy Corp. 62,613 328,718
VAALCO Energy, Inc. 29,137 95,278
#*Valaris, Ltd. 10,972 354,505
Valero Energy Corp. 58,742 6,819,359
#*Vital Energy, Inc. 6,678 94,694
#Vitesse Energy, Inc. 5,302 108,426
Weatherford International PLC 13,646 564,944
Williams Cos., Inc. (The) 161,116 9,436,564
World Kinect Corp. 12,068 302,786
TOTAL ENERGY 281,110,100
FINANCIALS — (15.0%)
1st Source Corp. 4,724 283,204
*Acacia Research Corp. 11,156 34,472
Acadian Asset Management, Inc. 6,468 174,248
ACNB Corp. 1,351 56,620
Affiliated Managers Group, Inc. 5,246 868,895
*Affirm Holdings, Inc. 43,197 2,149,483
Aflac, Inc. 92,460 10,048,553
Alerus Financial Corp. 1,844 36,659
Allstate Corp. (The) 46,234 9,172,363
Ally Financial, Inc. 55,736 1,820,338
Amalgamated Financial Corp. 6,416 180,675
*Ambac Financial Group, Inc. 5,904 47,114
Amerant Bancorp, Inc. 7,050 118,722
American Coastal Insurance
Corp. 7,613 87,017
American Express Co. 82,832 22,067,273
American Financial Group, Inc. 15,319 1,940,305
American International Group,
Inc. 109,793 8,950,325
Ameriprise Financial, Inc. 19,189 9,038,403
Ameris Bancorp 12,696 743,986
AMERISAFE, Inc. 3,237 150,488
Ames National Corp. 47 816
Shares Value†
FINANCIALS — (Continued)
Aon PLC, Class A 23,139 $ 8,209,486
#Apollo Global Management, Inc. 50,415 6,880,639
Arch Capital Group, Ltd. 73,965 6,707,146
#Ares Management Corp., Class
A 22,209 3,387,539
Arrow Financial Corp. 1,724 42,290
Arthur J. Gallagher & Co. 25,840 8,286,630
#Artisan Partners Asset
Management, Inc., Class A 12,572 464,913
Associated Banc-Corp. 30,263 667,602
Assurant, Inc. 9,604 1,851,075
Assured Guaranty, Ltd. 8,498 745,530
Atlantic Union Bankshares Corp. 23,514 651,338
*Atlanticus Holdings Corp. 657 36,017
*AvidXchange Holdings, Inc. 39,873 324,167
Axis Capital Holdings, Ltd. 15,146 1,458,863
*Axos Financial, Inc. 11,143 707,358
*Baldwin Insurance Group, Inc.
(The) 8,752 364,258
Banc of California, Inc. 26,672 359,539
BancFirst Corp. 6,625 780,558
*Bancorp, Inc. (The) 10,093 487,593
Bank First Corp. 1,995 217,814
Bank of America Corp. 814,599 32,486,208
Bank of Hawaii Corp. 7,041 465,481
Bank of Marin Bancorp 1,708 35,048
Bank of New York Mellon Corp.
(The) 123,884 9,961,512
Bank of NT Butterfield & Son, Ltd.
(The) 9,054 363,790
#Bank OZK 21,294 907,124
Bank7 Corp. 1,025 37,310
BankFinancial Corp. 91 1,118
BankUnited, Inc. 14,417 471,580
Bankwell Financial Group, Inc. 469 15,904
Banner Corp. 6,375 389,767
Bar Harbor Bankshares 2,073 61,444
BayCom Corp. 548 14,253
BCB Bancorp, Inc. 1,444 11,870
*Berkshire Hathaway, Inc., Class
B 220,504 117,583,758
Berkshire Hills Bancorp, Inc. 9,080 225,456
#BGC Group, Inc., Class A 59,088 535,337
Blackrock, Inc. 15,649 14,307,255
Blackstone, Inc. 61,819 8,142,180
*Block, Inc. 95,465 5,581,839
BOK Financial Corp. 11,554 1,076,486
Bread Financial Holdings, Inc. 8,345 395,970
*Bridgewater Bancshares, Inc. 1,714 26,378
*Brighthouse Financial, Inc. 14,336 834,642
Brookline Bancorp, Inc. 16,903 176,467
Brown & Brown, Inc. 48,827 5,400,266
Burke & Herbert Financial
Services Corp. 722 40,367
Business First Bancshares, Inc. 5,436 125,300
Byline Bancorp, Inc. 8,703 222,275
Cadence Bank 32,571 953,027
*California Bancorp 160 2,235
Camden National Corp. 3,062 117,948

10
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Cantaloupe, Inc. 9,070 $ 72,560
Capital Bancorp, Inc. 2,108 66,592
Capital City Bank Group, Inc. 1,914 69,938
Capital One Financial Corp. 49,301 8,886,998
Capitol Federal Financial, Inc. 24,524 139,051
Carlyle Group, Inc. (The) 65,854 2,544,599
*Carter Bankshares, Inc. 2,190 33,529
Cass Information Systems, Inc. 2,360 96,146
Cathay General Bancorp 12,451 519,082
Cboe Global Markets, Inc. 17,571 3,897,248
Central Pacific Financial Corp. 4,527 116,299
Charles Schwab Corp. (The) 198,332 16,144,225
Chemung Financial Corp. 260 11,528
ChoiceOne Financial Services,
Inc. 618 17,570
Chubb, Ltd. 44,400 12,701,952
Cincinnati Financial Corp. 23,977 3,337,838
Citigroup, Inc. 223,725 15,298,315
Citizens & Northern Corp. 795 15,304
Citizens Community Bancorp, Inc. 138 2,045
Citizens Financial Group, Inc. 78,884 2,910,031
City Holding Co. 2,920 338,340
Civista Bancshares, Inc. 1,360 30,614
CME Group, Inc. 36,235 10,039,994
CNB Financial Corp. 3,548 77,879
CNO Financial Group, Inc. 20,893 792,680
*Coastal Financial Corp. 2,175 178,676
#Cohen & Steers, Inc. 8,741 667,113
*Coinbase Global, Inc., Class A 36,752 7,456,613
Colony Bankcorp, Inc. 780 12,106
Columbia Banking System, Inc. 37,424 839,046
#*Columbia Financial, Inc. 18,093 243,713
Comerica, Inc. 24,121 1,296,504
Commerce Bancshares, Inc. 23,411 1,421,984
Community Financial System, Inc. 9,376 511,836
Community Trust Bancorp, Inc. 3,374 165,191
Community West Bancshares 1,490 26,075
ConnectOne Bancorp, Inc. 7,146 160,999
*Consumer Portfolio Services,
Inc. 280 2,584
Corebridge Financial, Inc. 132,662 3,930,775
*Corpay, Inc. 12,724 4,140,008
Crawford & Co., Class A 5,299 58,925
Crawford & Co., Class B 8 85
#*Credit Acceptance Corp. 2,034 991,412
Cullen/Frost Bankers, Inc. 12,206 1,421,633
*Customers Bancorp, Inc. 6,333 316,650
CVB Financial Corp. 27,205 504,381
*Dave, Inc. 1,692 160,435
Diamond Hill Investment Group,
Inc. 407 51,274
DigitalBridge Group, Inc. 26,921 226,136
Dime Community Bancshares,
Inc. 8,377 215,205
Discover Financial Services 52,945 9,671,463
Donegal Group, Inc., Class A 4,979 96,344
*Donnelley Financial Solutions,
Inc. 6,013 289,827
Eagle Bancorp, Inc. 5,563 99,856
Shares Value†
FINANCIALS — (Continued)
East West Bancorp, Inc. 25,997 $ 2,224,043
Eastern Bankshares, Inc. 42,437 633,160
*eHealth, Inc. 4,807 26,727
Employers Holdings, Inc. 4,629 224,923
Enact Holdings, Inc. 13,871 496,443
*Encore Capital Group, Inc. 4,362 150,053
*Enova International, Inc. 4,882 448,119
*Enstar Group, Ltd. 2,301 769,477
Enterprise Bancorp, Inc. 2,014 74,921
Enterprise Financial Services
Corp. 6,348 330,223
Equitable Holdings, Inc. 54,562 2,698,091
Equity Bancshares, Inc., Class A 3,193 122,899
#Erie Indemnity Co., Class A 6,148 2,204,796
Esquire Financial Holdings, Inc. 1,299 107,713
Essent Group, Ltd. 18,522 1,054,457
*Euronet Worldwide, Inc. 8,728 864,945
Evercore, Inc. 6,687 1,372,774
Everest Group, Ltd. 9,487 3,404,220
EVERTEC, Inc. 11,429 387,900
#*EZCORP, Inc., Class A 9,679 158,445
F&G Annuities & Life, Inc. 7,494 260,866
FactSet Research Systems, Inc. 6,772 2,926,994
Farmers & Merchants Bancorp,
Inc. 1,430 37,423
Farmers National Banc Corp. 5,569 72,620
FB Financial Corp. 8,348 355,291
Federal Agricultural Mortgage
Corp., Class C 1,720 301,568
Federated Hermes, Inc. 18,200 739,102
Fidelis Insurance Holdings, Ltd. 22,607 369,624
Fidelity National Financial, Inc. 54,732 3,505,585
Fidelity National Information
Services, Inc. 96,817 7,636,925
Fifth Third Bancorp 125,921 4,525,601
*Finance Of America Cos., Inc.,
Class A 230 4,802
Financial Institutions, Inc. 3,480 88,357
First American Financial Corp. 18,876 1,147,850
First Bancorp 30,966 608,172
First Bancorp 8,079 326,876
First Bancorp, Inc. (The) 8 195
First Bank 1,908 27,437
First Busey Corp. 16,820 349,688
First Business Financial Services,
Inc. 835 40,197
#First Citizens BancShares, Inc.,
Class A 2,314 4,116,930
First Commonwealth Financial
Corp. 23,200 355,424
First Community Bankshares, Inc. 3,256 122,686
First Community Corp. 84 1,974
First Financial Bancorp 18,043 417,695
First Financial Bankshares, Inc. 22,403 750,725
First Financial Corp. 2,124 104,926
*First Foundation, Inc. 12,388 62,188
First Hawaiian, Inc. 22,499 514,327
First Horizon Corp. 88,549 1,600,966
First Internet Bancorp 857 18,220

11
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Interstate BancSystem, Inc.,
Class A 18,553 $ 485,996
First Merchants Corp. 10,990 391,684
First Mid Bancshares, Inc. 4,440 148,429
First Northwest Bancorp 115 1,184
First of Long Island Corp. (The) 1,608 18,524
*First Western Financial, Inc. 54 1,139
FirstCash Holdings, Inc. 9,385 1,257,215
*Firstsun Capital Bancorp 3,838 134,292
*Fiserv, Inc. 66,662 12,303,805
Five Star Bancorp 3,890 107,675
#Flagstar Financial, Inc. 78,444 918,579
Flushing Financial Corp. 5,723 68,504
*Flywire Corp. 19,651 184,916
FNB Corp. 62,449 817,457
Franklin Financial Services Corp. 49 1,891
#Franklin Resources, Inc. 86,920 1,630,619
FS Bancorp, Inc. 417 16,305
Fulton Financial Corp. 32,801 547,121
*FVCBankcorp, Inc. 1,068 12,197
#GCM Grosvenor, Inc., Class A 2,807 35,200
*Genworth Financial, Inc. 73,145 501,775
German American Bancorp, Inc. 5,295 200,733
Glacier Bancorp, Inc. 20,206 823,597
Global Payments, Inc. 39,074 2,981,737
Globe Life, Inc. 19,820 2,444,599
*GoHealth, Inc., Class A 203 2,138
Goldman Sachs Group, Inc. (The) 38,614 21,143,096
Goosehead Insurance, Inc., Class
A 2,451 238,262
Great Southern Bancorp, Inc. 2,002 110,110
*Green Dot Corp., Class A 9,303 77,866
Greene County Bancorp, Inc. 694 15,441
*Greenlight Capital Re, Ltd.,
Class A 4,071 53,391
Guaranty Bancshares, Inc. 1,571 61,992
#Hamilton Lane, Inc., Class A 6,827 1,054,703
Hancock Whitney Corp. 14,819 771,922
Hanmi Financial Corp. 5,475 125,213
Hanover Insurance Group, Inc.
(The) 7,448 1,237,113
HarborOne Bancorp, Inc. 5,762 65,226
Hartford Insurance Group, Inc.
(The) 59,791 7,334,562
Hawthorn Bancshares, Inc. 56 1,653
HBT Financial, Inc. 3,452 80,000
#HCI Group, Inc. 2,405 351,851
Heritage Commerce Corp. 10,909 98,617
Heritage Financial Corp. 6,302 143,812
*Heritage Insurance Holdings, Inc. 5,750 108,675
#Hingham Institution For Savings
(The) 51 12,728
*Hippo Holdings, Inc. 4,515 104,387
Home Bancorp, Inc. 43 2,165
Home BancShares, Inc. 35,360 981,240
*HomeStreet, Inc. 860 9,770
HomeTrust Bancshares, Inc. 2,889 98,630
Hope Bancorp, Inc. 24,811 247,366
Horace Mann Educators Corp. 7,930 329,412
Shares Value†
FINANCIALS — (Continued)
Horizon Bancorp, Inc. 7,999 $ 117,425
Houlihan Lokey, Inc. 9,442 1,530,359
Huntington Bancshares, Inc. 225,213 3,272,345
Independent Bank Corp. 7,382 436,202
Independent Bank Corp. 4,157 126,622
Interactive Brokers Group, Inc. 10,091 1,734,138
Intercontinental Exchange, Inc. 61,876 10,393,312
International Bancshares Corp. 12,367 754,882
*International Money Express,
Inc. 7,124 88,480
Invesco, Ltd. 82,173 1,144,670
Investors Title Co. 284 65,658
Jack Henry & Associates, Inc. 12,484 2,165,100
Jackson Financial, Inc., Class A 16,386 1,276,633
Janus Henderson Group PLC 27,863 925,330
Jefferies Financial Group, Inc. 36,204 1,691,813
JPMorgan Chase & Co. 384,376 94,026,057
Kearny Financial Corp. 11,992 75,070
Kemper Corp. 11,749 694,601
KeyCorp 199,617 2,962,316
*Kingstone Cos., Inc. 1,758 29,886
Kinsale Capital Group, Inc. 3,897 1,696,208
KKR & Co., Inc. 60,174 6,876,083
Lakeland Financial Corp. 5,785 322,051
#Lazard, Inc. 20,484 796,828
LCNB Corp. 8 120
#*Lemonade, Inc. 1,794 52,421
*LendingClub Corp. 21,847 213,445
*LendingTree, Inc. 3,204 165,294
Lincoln National Corp. 33,632 1,071,852
Live Oak Bancshares, Inc. 8,613 225,144
Loews Corp. 38,834 3,371,956
LPL Financial Holdings, Inc. 14,403 4,605,935
M&T Bank Corp. 26,455 4,491,001
MainStreet Bancshares, Inc. 84 1,606
*Markel Group, Inc. 2,418 4,397,375
MarketAxess Holdings, Inc. 6,794 1,505,482
*Marqeta, Inc., Class A 102,586 428,809
Marsh & McLennan Cos., Inc. 60,743 13,695,724
Mastercard, Inc., Class A 110,832 60,742,586
Mercantile Bank Corp. 2,911 123,164
Merchants Bancorp 9,693 291,565
Mercury General Corp. 13,394 742,295
Meridian Corp. 42 567
MetLife, Inc. 148,322 11,179,029
Metrocity Bankshares, Inc. 3,528 97,267
*Metropolitan Bank Holding Corp. 2,012 124,603
MGIC Investment Corp. 50,497 1,257,880
Mid Penn Bancorp, Inc. 3,689 107,165
Middlefield Banc Corp. 71 1,841
Midland States Bancorp, Inc. 3,471 56,508
MidWestOne Financial Group,
Inc. 3,737 103,664
Moelis & Co., Class A 12,162 651,640
Moody's Corp. 18,442 8,356,439
Morgan Stanley 163,396 18,859,166
Morningstar, Inc. 7,304 2,079,595
*Mr. Cooper Group, Inc. 486 57,839

12
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
MSCI, Inc. 12,436 $ 6,778,988
MVB Financial Corp. 974 16,616
Nasdaq, Inc., ADR 98,873 7,535,111
National Bank Holdings Corp.,
Class A 7,339 265,378
Navient Corp. 22,895 283,440
NBT Bancorp, Inc. 7,853 332,496
*NCR Atleos Corp. 11,181 312,174
Nelnet, Inc., Class A 3,895 413,221
*NerdWallet, Inc., Class A 7,549 67,639
*NI Holdings, Inc. 16 200
Nicolet Bankshares, Inc. 2,969 346,809
*NMI Holdings, Inc. 14,810 535,678
Northeast Bank 1,653 136,901
Northeast Community Bancorp,
Inc. 1,957 44,541
Northern Trust Corp. 40,802 3,834,572
Northfield Bancorp, Inc. 7,451 78,608
Northrim Bancorp, Inc. 896 71,940
Northwest Bancshares, Inc. 24,813 306,441
Norwood Financial Corp. 133 3,326
Oak Valley Bancorp 444 11,633
OceanFirst Financial Corp. 11,001 182,177
OFG Bancorp 9,409 370,244
Ohio Valley Banc Corp. 59 2,125
#Old National Bancorp 58,785 1,210,383
Old Republic International Corp. 45,224 1,700,422
Old Second Bancorp, Inc. 8,306 131,152
OneMain Holdings, Inc. 24,861 1,170,207
*Onity Group, Inc. 770 28,883
*Open Lending Corp. 21,352 26,476
*Oportun Financial Corp. 6,091 31,186
Oppenheimer Holdings, Inc.,
Class A 1,558 91,938
Origin Bancorp, Inc. 5,876 188,267
Orrstown Financial Services, Inc. 979 29,341
#*Oscar Health, Inc., Class A 31,944 415,591
Pacific Premier Bancorp, Inc. 18,652 379,382
*Palomar Holdings, Inc. 4,275 619,959
Park National Corp. 2,766 415,177
Parke Bancorp, Inc. 522 9,840
Pathward Financial, Inc. 6,236 494,951
*Paymentus Holdings, Inc., Class
A 2,418 78,488
*Payoneer Global, Inc. 56,292 395,733
*PayPal Holdings, Inc. 128,662 8,471,106
#*Paysafe, Ltd. 14,831 225,876
PCB Bancorp 1,215 23,826
Peapack-Gladstone Financial
Corp. 3,098 85,753
Penns Woods Bancorp, Inc. 87 2,543
PennyMac Financial Services,
Inc. 9,072 883,976
Peoples Bancorp, Inc. 6,716 194,831
Peoples Financial Services Corp. 1,151 49,746
Pinnacle Financial Partners, Inc. 13,211 1,324,271
Piper Sandler Cos. 2,682 646,684
#PJT Partners, Inc., Class A 2,339 331,460
Plumas Bancorp 112 4,938
Shares Value†
FINANCIALS — (Continued)
PNC Financial Services Group,
Inc. (The) 44,683 $ 7,180,111
*Ponce Financial Group, Inc. 1,190 15,315
Popular, Inc. 12,715 1,213,265
*PRA Group, Inc. 7,315 133,863
Preferred Bank 2,846 227,282
Primerica, Inc. 7,022 1,840,256
Primis Financial Corp. 1,664 13,711
Princeton Bancorp, Inc. 84 2,560
Principal Financial Group, Inc. 44,324 3,286,625
*ProAssurance Corp. 10,387 241,082
PROG Holdings, Inc. 8,517 224,508
Progressive Corp. (The) 74,851 21,088,521
Prosperity Bancshares, Inc. 18,180 1,234,422
Provident Financial Holdings, Inc. 56 841
Provident Financial Services, Inc. 23,072 377,689
Prudential Financial, Inc. 59,345 6,095,325
QCR Holdings, Inc. 3,387 219,986
Radian Group, Inc. 20,697 661,062
Raymond James Financial, Inc. 38,447 5,268,777
RBB Bancorp 1,534 23,900
Red River Bancshares, Inc. 29 1,528
Regional Management Corp. 1,202 39,582
Regions Financial Corp. 175,711 3,586,262
Reinsurance Group of America,
Inc. 11,625 2,177,479
*Remitly Global, Inc. 26,562 537,084
RenaissanceRe Holdings, Ltd. 12,436 3,008,641
Renasant Corp. 17,058 547,050
*Repay Holdings Corp. 16,342 65,368
Republic Bancorp, Inc., Class A 3,219 218,409
*Rhinebeck Bancorp, Inc. 138 1,504
Richmond Mutual Bancorp, Inc. 8 112
RLI Corp. 15,923 1,178,461
*Robinhood Markets, Inc., Class
A 120,788 5,931,899
#Rocket Cos., Inc., Class A 10,565 136,394
*Root, Inc., Class A 608 84,919
S&P Global, Inc. 33,959 16,981,198
S&T Bancorp, Inc. 7,793 283,977
Safety Insurance Group, Inc. 2,830 216,495
SB Financial Group, Inc. 89 1,730
Seacoast Banking Corp. of
Florida 11,068 262,422
*Security National Financial
Corp., Class A 20 205
SEI Investments Co. 22,948 1,796,599
Selective Insurance Group, Inc. 10,716 934,757
*Selectquote, Inc. 31,145 98,730
ServisFirst Bancshares, Inc. 8,836 629,300
#*Shift4 Payments, Inc., Class A 12,497 1,022,255
Shore Bancshares, Inc. 5,751 79,536
Sierra Bancorp 1,501 39,716
Silvercrest Asset Management
Group, Inc., Class A 237 3,626
Simmons First National Corp.,
Class A 22,760 424,702
*SiriusPoint, Ltd. 22,801 383,057

13
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Skyward Specialty Insurance
Group, Inc. 7,450 $ 395,519
SLM Corp. 45,290 1,309,334
SmartFinancial, Inc. 2,308 70,209
*SoFi Technologies, Inc. 202,463 2,532,812
South Plains Financial, Inc. 2,055 69,274
*Southern First Bancshares, Inc. 854 30,326
Southern Missouri Bancorp, Inc. 1,953 102,825
Southside Bancshares, Inc. 5,637 158,907
SouthState Corp. 17,982 1,560,478
State Street Corp. 45,628 4,019,827
Stellar Bancorp, Inc. 11,476 286,441
StepStone Group, Inc., Class A 7,385 369,324
*Sterling Bancorp, Inc. 16 77
Stewart Information Services
Corp. 4,995 327,073
Stifel Financial Corp. 19,681 1,686,465
#Stock Yards Bancorp, Inc. 5,111 372,030
*StoneX Group, Inc. 8,244 730,130
SWK Holdings Corp. 158 2,226
Synchrony Financial 88,128 4,578,250
Synovus Financial Corp. 25,742 1,115,143
T. Rowe Price Group, Inc. 42,459 3,759,744
*Texas Capital Bancshares, Inc. 8,173 556,990
TFS Financial Corp. 25,106 325,374
*Third Coast Bancshares, Inc. 2,291 68,272
Timberland Bancorp, Inc. 504 15,493
Tiptree, Inc. 7,841 174,933
*Toast, Inc., Class A 52,231 1,858,379
Tompkins Financial Corp. 2,702 161,039
Towne Bank 12,863 423,836
Tradeweb Markets, Inc., Class A 17,422 2,409,463
Travelers Cos., Inc. (The) 46,646 12,320,608
TriCo Bancshares 6,347 244,867
*Triumph Financial, Inc. 4,492 239,963
Truist Financial Corp. 224,971 8,625,388
#*Trupanion, Inc. 6,741 246,721
TrustCo Bank Corp. 3,491 106,301
Trustmark Corp. 10,633 356,737
UMB Financial Corp. 11,845 1,120,182
United Bankshares, Inc. 25,682 880,636
United Community Banks, Inc. 21,654 597,867
United Fire Group, Inc. 4,596 127,171
Unity Bancorp, Inc. 1,452 60,113
Universal Insurance Holdings, Inc. 5,634 136,568
Univest Financial Corp. 5,718 168,910
Unum Group 33,663 2,614,269
US Bancorp 176,350 7,113,959
UWM Holdings Corp. 7,006 32,928
Valley National Bancorp 98,604 847,994
*Velocity Financial, Inc. 2,623 46,873
Veritex Holdings, Inc. 10,937 254,613
Victory Capital Holdings, Inc.,
Class A 13,687 784,128
Virtu Financial, Inc., Class A 17,993 704,426
Virtus Investment Partners, Inc. 1,438 220,862
#Visa, Inc., Class A 213,902 73,903,141
Voya Financial, Inc. 17,262 1,021,910
Shares Value†
FINANCIALS — (Continued)
W. R. Berkley Corp. 64,526 $ 4,625,869
WaFd, Inc. 15,682 447,407
Walker & Dunlop, Inc. 6,398 489,703
Washington Trust Bancorp, Inc. 3,500 96,600
Waterstone Financial, Inc. 1,922 23,256
Webster Financial Corp. 31,492 1,489,572
Wells Fargo & Co. 446,679 31,718,676
WesBanco, Inc. 16,217 482,942
West Bancorp, Inc. 1,559 30,252
Westamerica Bancorp 5,567 269,610
Western Alliance Bancorp 18,615 1,297,652
Western New England Bancorp,
Inc. 376 3,470
#Western Union Co. (The) 72,249 715,988
*WEX, Inc. 7,213 940,359
White Mountains Insurance
Group, Ltd. 439 775,911
Willis Towers Watson PLC 22,080 6,796,224
Wintrust Financial Corp. 11,862 1,318,699
WisdomTree, Inc. 29,802 259,277
*World Acceptance Corp. 1,300 167,856
WSFS Financial Corp. 10,273 529,573
Zions Bancorp NA 29,295 1,317,396
TOTAL FINANCIALS 1,134,848,600
HEALTH CARE — (10.2%)
*4D Molecular Therapeutics, Inc. 5,737 19,334
*89bio, Inc. 33,568 269,215
Abbott Laboratories 205,951 26,928,093
AbbVie, Inc. 240,251 46,872,970
#*Absci Corp. 15,954 48,979
*Acadia Healthcare Co., Inc. 14,593 341,476
*ACADIA Pharmaceuticals, Inc. 30,089 439,299
#*Aclaris Therapeutics, Inc. 14,521 20,039
*AdaptHealth Corp. 25,571 217,609
*Adaptive Biotechnologies Corp. 17,227 126,791
*Addus HomeCare Corp. 2,867 299,745
*ADMA Biologics, Inc. 42,543 1,012,523
#*Adverum Biotechnologies, Inc. 413 1,346
Agilent Technologies, Inc. 49,997 5,379,677
*Agios Pharmaceuticals, Inc. 7,231 214,688
*Akebia Therapeutics, Inc. 10,548 25,421
*Akero Therapeutics, Inc. 10,710 488,483
#*Aldeyra Therapeutics, Inc. 2,575 6,824
*Alector, Inc. 8,153 9,784
*Align Technology, Inc. 10,891 1,887,410
#*Aligos Therapeutics, Inc. 280 1,562
*Alkermes PLC 27,753 798,454
#*Allogene Therapeutics, Inc. 36,962 62,096
*Alnylam Pharmaceuticals, Inc. 15,590 4,103,912
#*Altimmune, Inc. 7,463 39,181
*Amedisys, Inc. 2,831 268,662
Amgen, Inc. 74,929 21,798,345
*AMN Healthcare Services, Inc. 6,494 132,672
*Amneal Pharmaceuticals, Inc. 52,262 400,327
*Amphastar Pharmaceuticals, Inc. 8,079 197,208
*Amylyx Pharmaceuticals, Inc. 12,844 65,633
#*Anavex Life Sciences Corp. 4,134 39,273
*AngioDynamics, Inc. 6,685 62,104

14
Dimensional US Core Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*ANI Pharmaceuticals, Inc. 3,662 $ 259,343
*Anika Therapeutics, Inc. 1,436 20,865
#*Annexon, Inc. 15,085 28,058
*Arcellx, Inc. 7,578 492,191
#*Arcturus Therapeutics Holdings,
Inc. 3,424 43,861
*Arcus Biosciences, Inc. 18,273 159,889
#*ARS Pharmaceuticals, Inc. 704 9,835
#*Artivion, Inc. 6,840 162,040
*Arvinas, Inc. 9,710 93,410
*Astrana Health, Inc. 9,030 281,465
*Astria Therapeutics, Inc. 5,118 26,409
*Atea Pharmaceuticals, Inc. 6,618 19,523
*AtriCure, Inc. 7,277 217,655
*Aura Biosciences, Inc. 8,911 51,951
*Avanos Medical, Inc. 8,382 105,194
*Avantor, Inc. 115,842 1,504,788
*Avidity Biosciences, Inc. 5,169 168,768
*Axogen, Inc. 7,441 121,065
*Azenta, Inc. 8,729 229,922
#Baxter International, Inc. 95,145 2,965,670
#*Beam Therapeutics, Inc. 13,337 265,806
Becton Dickinson & Co. 34,416 7,127,209
*Biogen, Inc. 19,015 2,302,336
*Biohaven, Ltd. 1,140 25,217
*BioLife Solutions, Inc. 6,049 145,841
*BioMarin Pharmaceutical, Inc. 32,888 2,094,637
*Bio-Rad Laboratories, Inc., Class
A 4,415 1,077,613
Bio-Techne Corp. 24,412 1,229,144
*Bioventus, Inc., Class A 6,871 50,227
#*Black Diamond Therapeutics,
Inc. 3,155 5,364
*Boston Scientific Corp. 157,473 16,199,248
Bristol-Myers Squibb Co. 331,229 16,627,696
*Brookdale Senior Living, Inc. 40,713 267,077
Bruker Corp. 23,034 922,742
#*C4 Therapeutics, Inc. 3,136 5,143
Cardinal Health, Inc. 39,246 5,545,067
*CareDx, Inc. 7,085 119,595
*Castle Biosciences, Inc. 5,077 101,794
*Catalyst Pharmaceuticals, Inc. 15,194 369,062
Cencora, Inc. 29,860 8,739,126
*Centene Corp. 77,735 4,652,440
*Certara, Inc. 25,449 352,723
#*CG oncology, Inc. 1,666 44,882
*Charles River Laboratories
International, Inc. 9,042 1,072,562
Chemed Corp. 2,556 1,486,340
Cigna Group (The) 36,749 12,496,130
*Claritev Corp. 524 11,753
*Clover Health Investments Corp. 41,072 139,645
*Codexis, Inc. 2,103 4,837
*Collegium Pharmaceutical, Inc. 5,903 159,351
#*Community Health Systems,
Inc. 33,838 92,378
#*Compass Therapeutics, Inc. 2,437 4,533
Concentra Group Holdings
Parent, Inc. 15,763 342,845
Shares Value†
HEALTH CARE — (Continued)
#CONMED Corp. 6,785 $ 333,211
*Cooper Cos., Inc. (The) 37,930 3,097,743
#*Corcept Therapeutics, Inc. 14,616 1,050,598
*CorVel Corp. 8,057 876,279
*Cross Country Healthcare, Inc. 4,937 66,896
*CryoPort, Inc. 5,534 30,880
*Cullinan Therapeutics, Inc. 10,352 85,715
#*CureVac NV 7,486 26,575
*CVRx, Inc. 773 5,658
CVS Health Corp. 140,384 9,365,017
*Cytek Biosciences, Inc. 22,561 83,701
Danaher Corp. 67,759 13,506,401
*DaVita, Inc. 13,010 1,841,566
*Day One Biopharmaceuticals,
Inc. 18,881 146,894
*Definitive Healthcare Corp. 15,209 41,368
*Denali Therapeutics, Inc. 27,924 464,935
DENTSPLY SIRONA, Inc. 26,764 372,020
*Design Therapeutics, Inc. 3,639 17,686
*Dexcom, Inc. 45,967 3,281,124
#*Disc Medicine, Inc. 3,833 189,427
#*DocGo, Inc. 12,365 27,574
*Doximity, Inc., Class A 18,497 1,052,109
#*Dynavax Technologies Corp. 28,717 337,425
*Edgewise Therapeutics, Inc. 12,394 203,262
*Edwards Lifesciences Corp. 87,600 6,612,924
*Elanco Animal Health, Inc. 79,359 752,323
Elevance Health, Inc. 26,671 11,217,289
Eli Lilly & Co. 110,349 99,198,234
Embecta Corp. 10,156 123,802
*Emergent BioSolutions, Inc. 9,493 50,693
*Enanta Pharmaceuticals, Inc. 1,503 9,153
Encompass Health Corp. 19,254 2,252,525
*Enhabit, Inc. 8,290 66,237
#*Enliven Therapeutics, Inc. 996 18,864
*Enovis Corp. 7,848 271,462
Ensign Group, Inc. (The) 9,521 1,228,114
*Entrada Therapeutics, Inc. 4,765 43,504
*Envista Holdings Corp. 30,655 492,932
*Erasca, Inc. 38,828 56,689
*Evolent Health, Inc., Class A 16,466 162,355
#*Exact Sciences Corp. 26,508 1,209,825
*Exelixis, Inc. 48,014 1,879,748
#*Fate Therapeutics, Inc. 15,455 19,782
*Fortrea Holdings, Inc. 7,224 45,006
#*Fulcrum Therapeutics, Inc. 7,834 30,161
#*Fulgent Genetics, Inc. 5,802 100,665
GE HealthCare Technologies, Inc. 88,968 6,257,119
#*GeneDx Holdings Corp. 2,361 157,833
Gilead Sciences, Inc. 188,269 20,058,179
*Glaukos Corp. 7,118 670,872
*Globus Medical, Inc. 21,834 1,567,026
*GoodRx Holdings, Inc., Class A 12,754 59,051
#*GRAIL, Inc. 2,270 78,304
*Haemonetics Corp. 8,145 513,298
*Halozyme Therapeutics, Inc. 21,401 1,314,449
*Harmony Biosciences Holdings,
Inc. 9,643 284,179

15
Dimensional US Core Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
HCA Healthcare, Inc. 21,594 $ 7,451,658
*Health Catalyst, Inc. 9,310 36,775
*HealthEquity, Inc. 13,667 1,171,535
HealthStream, Inc. 5,251 176,591
*Henry Schein, Inc. 22,435 1,457,602
#*Hims & Hers Health, Inc. 24,441 808,997
*Hologic, Inc. 39,921 2,323,402
Humana, Inc. 19,950 5,231,688
*ICON PLC 12,621 1,911,324
*ICU Medical, Inc. 4,434 605,640
*IDEXX Laboratories, Inc. 12,262 5,305,154
*Illumina, Inc. 23,357 1,812,503
#*Immunovant, Inc. 2,915 47,077
*Incyte Corp. 31,774 1,990,959
*Innoviva, Inc. 14,714 275,005
*Inogen, Inc. 3,394 24,199
*Inotiv, Inc. 3,253 6,408
#*Inozyme Pharma, Inc. 4,862 5,591
*Insmed, Inc. 14,030 1,010,160
#*Inspire Medical Systems, Inc. 3,675 582,047
#*Instil Bio, Inc. 462 5,937
*Insulet Corp. 10,209 2,575,629
*Integer Holdings Corp. 6,035 762,281
*Integra LifeSciences Holdings
Corp. 11,168 183,044
#*Intellia Therapeutics, Inc. 3,068 27,213
*Intuitive Surgical, Inc. 22,846 11,783,967
#*Iovance Biotherapeutics, Inc. 56,068 201,284
*IQVIA Holdings, Inc. 33,153 5,141,036
iRadimed Corp. 1,898 99,474
*iTeos Therapeutics, Inc. 6,275 45,494
*Jasper Therapeutics, Inc. 787 4,321
*Jazz Pharmaceuticals PLC 12,487 1,460,480
Johnson & Johnson 374,704 58,569,982
*KalVista Pharmaceuticals, Inc. 3,062 42,164
*Kiniksa Pharmaceuticals
International PLC 6,896 185,985
*Kodiak Sciences, Inc. 8,843 38,555
*Krystal Biotech, Inc. 4,538 770,915
*Kura Oncology, Inc. 13,780 90,397
*Kymera Therapeutics, Inc. 14,907 510,863
Labcorp Holdings, Inc. 13,817 3,330,035
#*Lantheus Holdings, Inc. 11,988 1,250,828
LeMaitre Vascular, Inc. 3,021 274,126
#*LENZ Therapeutics, Inc. 2,434 69,406
*LifeStance Health Group, Inc. 67,521 443,613
*Ligand Pharmaceuticals, Inc. 3,273 359,572
*LivaNova PLC 8,821 326,377
*MacroGenics, Inc. 4,862 8,436
*MannKind Corp. 53,231 268,284
#*Maravai LifeSciences Holdings,
Inc., Class A 6,984 14,108
#*Masimo Corp. 10,099 1,625,535
#*MaxCyte, Inc. 17,306 49,149
McKesson Corp. 14,722 10,493,694
*Medpace Holdings, Inc. 5,246 1,617,814
Medtronic PLC 147,998 12,544,310
Merck & Co., Inc. 312,009 26,583,167
Shares Value†
HEALTH CARE — (Continued)
#*Merit Medical Systems, Inc. 9,884 $ 933,544
Mesa Laboratories, Inc. 1,004 115,711
*Mettler-Toledo International, Inc. 3,271 3,501,834
*MiMedx Group, Inc. 23,901 164,439
*Mineralys Therapeutics, Inc. 5,992 85,146
*Mirum Pharmaceuticals, Inc. 516 22,420
#*Moderna, Inc. 42,848 1,222,882
#*ModivCare, Inc. 1,939 2,307
*Molina Healthcare, Inc. 9,869 3,227,262
#*Monte Rosa Therapeutics, Inc. 10,134 49,758
*Myriad Genetics, Inc. 17,924 132,817
*Natera, Inc. 14,279 2,155,129
National HealthCare Corp. 3,541 334,589
National Research Corp. 2,881 32,728
*Neogen Corp. 35,956 181,578
*NeoGenomics, Inc. 25,489 163,002
*Neurocrine Biosciences, Inc. 17,163 1,848,283
*Niagen Bioscience, Inc. 1,360 10,676
#*Nkarta, Inc. 2,673 5,667
*Nurix Therapeutics, Inc. 6,567 75,718
*Nuvalent, Inc., Class A 5,367 411,917
*Olema Pharmaceuticals, Inc. 7,464 38,514
#*OmniAb Operations, Inc.-
Earnout Shares 14,361 24,414
*Omnicell, Inc. 9,121 285,122
*OptimizeRx Corp. 1,521 13,872
*Option Care Health, Inc. 28,334 915,472
*OraSure Technologies, Inc. 8,145 24,354
*Organogenesis Holdings, Inc. 22,383 109,901
Organon & Co. 49,641 641,858
*ORIC Pharmaceuticals, Inc. 12,119 69,199
*Orthofix Medical, Inc. 7,079 98,469
*OrthoPediatrics Corp. 4,343 90,421
*Owens & Minor, Inc. 17,501 123,557
*Pacira BioSciences, Inc. 8,911 239,706
*Pediatrix Medical Group, Inc. 16,299 209,931
*Pennant Group, Inc. (The) 4,757 121,874
*Penumbra, Inc. 5,161 1,511,347
#*PepGen, Inc. 2,498 3,922
Perrigo Co. PLC 25,838 664,553
*Personalis, Inc. 17,314 65,447
Pfizer, Inc. 711,917 17,377,894
Phibro Animal Health Corp.,
Class A 5,088 94,688
*Phreesia, Inc. 8,643 215,729
*Pliant Therapeutics, Inc. 8,277 13,160
#Premier, Inc., Class A 17,654 359,259
*Prestige Consumer Healthcare,
Inc. 8,539 693,623
#*Prime Medicine, Inc. 2,112 3,654
*Privia Health Group, Inc. 18,024 423,204
*Progyny, Inc. 11,409 260,582
*Protagonist Therapeutics, Inc. 4,743 217,324
*Protara Therapeutics, Inc. 4,453 15,586
#*Prothena Corp. PLC 3,306 30,415
*PTC Therapeutics, Inc. 8,798 438,492
*Pulmonx Corp. 1,649 7,965
*Puma Biotechnology, Inc. 1,307 4,156

16
Dimensional US Core Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Quanterix Corp. 5,142 $ 29,618
Quest Diagnostics, Inc. 19,519 3,478,676
*QuidelOrtho Corp. 12,356 343,373
*RadNet, Inc. 11,282 590,951
#*Recursion Pharmaceuticals,
Inc., Class A 17,477 97,696
Regeneron Pharmaceuticals, Inc. 9,986 5,979,217
*REGENXBIO, Inc. 6,946 66,751
*Relay Therapeutics, Inc. 21,630 72,028
*Repligen Corp. 8,333 1,149,871
*Replimune Group, Inc. 14,313 139,981
ResMed, Inc. 26,726 6,323,104
*Revolution Medicines, Inc. 22,605 912,790
#Revvity, Inc. 22,070 2,062,000
*Rezolute, Inc. 5,766 21,680
*Rigel Pharmaceuticals, Inc. 1,554 30,396
*Rocket Pharmaceuticals, Inc. 7,394 56,416
*RxSight, Inc. 4,507 66,343
*Sage Therapeutics, Inc. 778 5,672
#*Sagimet Biosciences, Inc.,
Class A 1,776 6,127
#*Sana Biotechnology, Inc. 32,475 61,703
*Sarepta Therapeutics, Inc. 12,866 802,838
#*Schrodinger, Inc. 1,353 34,677
*Scilex Holding Co. 66 313
Select Medical Holdings Corp. 21,737 396,483
#*Semler Scientific, Inc. 617 19,948
#SIGA Technologies, Inc. 18,823 103,903
#Simulations Plus, Inc. 2,367 81,306
*Solid Biosciences, Inc. 2,492 8,249
*Solventum Corp. 10,213 675,284
*Sotera Health Co. 50,167 576,921
*SpringWorks Therapeutics, Inc. 7,060 326,878
#*STAAR Surgical Co. 8,633 157,639
STERIS PLC 16,637 3,738,999
#*Stoke Therapeutics, Inc. 8,927 87,128
Stryker Corp. 35,541 13,289,491
#*Summit Therapeutics, Inc. 20,085 484,450
*Supernus Pharmaceuticals, Inc. 10,454 339,546
*Surgery Partners, Inc. 19,974 438,429
*Surmodics, Inc. 916 25,657
*Tactile Systems Technology, Inc. 3,983 56,240
*Talkspace, Inc. 14,265 43,794
*Tango Therapeutics, Inc. 10,539 14,860
*Tarsus Pharmaceuticals, Inc. 3,082 159,987
#*Tectonic Therapeutic, Inc. 1,424 29,705
*Teladoc Health, Inc. 33,520 241,009
Teleflex, Inc. 7,559 1,035,961
*Tenet Healthcare Corp. 18,454 2,637,999
*Terns Pharmaceuticals, Inc. 13,750 45,375
#*Theravance Biopharma, Inc. 8,404 82,107
Thermo Fisher Scientific, Inc. 41,560 17,829,240
*Third Harmonic Bio, Inc. 2,139 11,059
*Tourmaline Bio, Inc. 1,067 18,363
#*TransMedics Group, Inc. 2,612 240,330
*TruBridge, Inc. 2,746 71,478
*Twist Bioscience Corp. 6,895 264,216
#*Tyra Biosciences, Inc. 682 7,025
Shares Value†
HEALTH CARE — (Continued)
#*UFP Technologies, Inc. 1,313 $ 273,813
*United Therapeutics Corp. 8,745 2,650,522
UnitedHealth Group, Inc. 115,947 47,705,234
Universal Health Services, Inc.,
Class B 11,112 1,967,602
US Physical Therapy, Inc. 2,873 204,299
Utah Medical Products, Inc. 264 13,662
*Vanda Pharmaceuticals, Inc. 8,830 39,823
*Varex Imaging Corp. 7,935 66,019
#*Vaxcyte, Inc. 3,873 138,808
*Veeva Systems, Inc., Class A 20,950 4,895,806
*Vera Therapeutics, Inc. 1,151 26,899
*Veracyte, Inc. 15,250 465,125
*Vericel Corp. 5,852 222,493
*Vertex Pharmaceuticals, Inc. 23,002 11,719,519
#*Verve Therapeutics, Inc. 12,068 68,426
Viatris, Inc. 213,643 1,798,874
*Vir Biotechnology, Inc. 25,721 157,413
#*Viridian Therapeutics, Inc. 17,184 232,843
*Voyager Therapeutics, Inc. 6,671 23,749
*Waters Corp. 10,022 3,484,950
West Pharmaceutical Services,
Inc. 10,367 2,190,443
*Xencor, Inc. 12,916 142,334
*Xeris Biopharma Holdings, Inc. 66 302
#*Y-mAbs Therapeutics, Inc. 3,174 13,490
*Zentalis Pharmaceuticals, Inc. 285 405
Zimmer Biomet Holdings, Inc. 33,247 3,426,103
*Zimvie, Inc. 3,358 30,423
Zoetis, Inc. 55,076 8,613,886
*Zymeworks, Inc. 12,951 168,493
TOTAL HEALTH CARE 767,617,960
INDUSTRIALS — (10.5%)
*3D Systems Corp. 26,248 48,296
3M Co. 78,123 10,852,066
A.O. Smith Corp. 21,049 1,428,385
#AAON, Inc. 13,608 1,242,002
*AAR Corp. 6,055 323,700
ABM Industries, Inc. 11,050 538,577
ACCO Brands Corp. 15,561 60,065
Acuity, Inc. 4,959 1,208,062
*ACV Auctions, Inc., Class A 23,138 339,897
Advanced Drainage Systems, Inc. 13,282 1,507,374
AECOM 26,691 2,633,067
*AeroVironment, Inc. 4,481 678,961
*AerSale Corp. 9,085 63,322
AGCO Corp. 14,927 1,266,257
Air Lease Corp. 23,114 1,080,811
Alamo Group, Inc. 2,202 367,690
*Alaska Air Group, Inc. 23,794 1,053,360
Albany International Corp. 5,173 340,176
Alight, Inc., Class A 88,178 450,590
Allegiant Travel Co. 3,473 162,988
Allegion PLC 16,199 2,254,901
Allient, Inc. 2,907 62,064
Allison Transmission Holdings,
Inc. 17,712 1,633,755
#Alta Equipment Group, Inc. 3,515 14,939

17
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Amentum Holdings, Inc. 18,653 $ 407,008
*Ameresco, Inc., Class A 6,084 64,673
#*American Airlines Group, Inc. 100,899 1,003,945
*American Superconductor Corp. 4,854 96,352
*American Woodmark Corp. 2,852 168,268
AMETEK, Inc. 39,282 6,661,442
*API Group Corp. 47,481 1,796,206
Apogee Enterprises, Inc. 5,625 223,144
Applied Industrial Technologies,
Inc. 6,385 1,553,343
ArcBest Corp. 4,801 280,955
#*Archer Aviation, Inc., Class A 17,326 144,326
Arcosa, Inc. 8,464 677,712
Argan, Inc. 2,392 366,287
Armstrong World Industries, Inc. 8,071 1,170,456
Astec Industries, Inc. 4,251 154,014
#*Astronics Corp. 5,133 116,468
*Asure Software, Inc. 1,558 15,829
*ATI, Inc. 26,544 1,443,463
Atkore, Inc. 7,254 463,313
Atmus Filtration Technologies,
Inc. 11,471 397,700
Automatic Data Processing, Inc. 56,622 17,020,573
#*Avis Budget Group, Inc. 5,173 479,175
*Axon Enterprise, Inc. 8,092 4,962,824
*AZEK Co., Inc. (The) 23,234 1,151,477
AZZ, Inc. 5,301 459,915
Barrett Business Services, Inc. 4,838 196,229
*BGSF, Inc. 114 376
#*BlackSky Technology, Inc. 2,592 21,669
*Blade Air Mobility, Inc. 13,005 34,463
#*Bloom Energy Corp., Class A 32,338 592,432
#*Blue Bird Corp. 7,810 272,335
*BlueLinx Holdings, Inc. 1,502 97,840
*Boeing Co. (The) 85,225 15,616,629
Boise Cascade Co. 6,906 644,192
Booz Allen Hamilton Holding
Corp. 20,826 2,499,537
*Bowman Consulting Group, Ltd. 1,792 39,639
Brady Corp., Class A 7,270 511,008
*BrightView Holdings, Inc. 19,987 274,222
Brink's Co. (The) 10,008 893,114
Broadridge Financial Solutions,
Inc. 18,655 4,521,972
*Builders FirstSource, Inc. 22,350 2,673,731
BWX Technologies, Inc. 15,785 1,722,459
*Byrna Technologies, Inc. 478 10,702
*CACI International, Inc., Class A 4,087 1,871,315
*Cadeler A/S, ADR 2,842 59,313
Cadre Holdings, Inc. 8,719 254,159
Carlisle Cos., Inc. 8,327 3,159,930
Carrier Global Corp. 132,773 8,303,623
*Casella Waste Systems, Inc. 9,930 1,166,279
Caterpillar, Inc. 69,976 21,641,478
*CBIZ, Inc. 6,785 462,061
*CECO Environmental Corp. 5,185 123,351
CH Robinson Worldwide, Inc. 20,665 1,843,731
#*Chart Industries, Inc. 9,007 1,215,765
Shares Value†
INDUSTRIALS — (Continued)
*Cimpress PLC 4,627 $ 194,427
Cintas Corp. 44,391 9,396,687
Civeo Corp. 1,673 31,770
#*Clarivate PLC 109,465 471,794
*Clean Harbors, Inc. 10,535 2,253,858
#CNH Industrial NV 305,147 3,530,551
Columbus McKinnon Corp. 5,082 75,468
Comfort Systems USA, Inc. 6,489 2,579,702
*Commercial Vehicle Group, Inc. 3,376 3,242
#Concentrix Corp. 11,485 586,424
Concrete Pumping Holdings, Inc. 5,429 32,574
*Conduent, Inc. 33,636 70,972
#*Construction Partners, Inc.,
Class A 6,833 561,263
Copa Holdings SA, Class A 6,853 628,831
*Copart, Inc. 137,924 8,417,502
*Core & Main, Inc., Class A 35,466 1,868,349
Costamare, Inc. 24,820 231,571
Covenant Logistics Group, Inc. 3,770 75,023
CRA International, Inc. 1,505 244,111
Crane Co. 9,591 1,543,959
CSG Systems International, Inc. 6,586 396,016
CSW Industrials, Inc. 2,768 864,945
CSX Corp. 410,056 11,510,272
Cummins, Inc. 25,823 7,587,830
Curtiss-Wright Corp. 6,698 2,310,073
#*Custom Truck One Source, Inc. 38,006 153,164
#*Dayforce, Inc. 26,322 1,523,254
Deere & Co. 38,901 18,032,948
Delta Air Lines, Inc. 159,019 6,619,961
Deluxe Corp. 12,846 187,552
*Distribution Solutions Group, Inc. 5,022 130,773
*DNOW, Inc. 19,292 306,164
Donaldson Co., Inc. 22,357 1,469,526
Douglas Dynamics, Inc. 5,917 141,890
Dover Corp. 23,102 3,942,356
*Driven Brands Holdings, Inc. 29,536 487,935
*Ducommun, Inc. 2,743 157,229
Dun & Bradstreet Holdings, Inc. 78,403 703,275
*DXP Enterprises, Inc. 3,151 278,737
*Dycom Industries, Inc. 5,369 899,576
Eastern Co. (The) 26 546
Eaton Corp. PLC 45,403 13,365,281
EMCOR Group, Inc. 9,125 3,656,388
Emerson Electric Co. 59,207 6,223,248
*Energy Recovery, Inc. 7,337 113,357
Enerpac Tool Group Corp. 11,299 456,141
EnerSys 7,733 669,678
Ennis, Inc. 5,198 93,304
Enpro, Inc. 3,788 565,927
*Enviri Corp. 20,526 141,014
Equifax, Inc. 23,733 6,173,665
Esab Corp. 10,230 1,228,828
ESCO Technologies, Inc. 4,255 665,695
*Everus Construction Group, Inc. 10,304 414,633
*ExlService Holdings, Inc. 29,842 1,446,740
Expeditors International of
Washington, Inc. 26,250 2,885,138

18
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Exponent, Inc. 6,763 $ 532,113
Fastenal Co. 97,954 7,931,335
Federal Signal Corp. 9,885 804,936
FedEx Corp. 44,054 9,265,878
Ferguson Enterprises, Inc. 40,235 6,826,270
#*First Advantage Corp. 27,454 387,101
Flowserve Corp. 22,122 1,000,578
#*Fluence Energy, Inc. 24,819 101,510
*Fluor Corp. 30,679 1,070,390
*Forrester Research, Inc. 1,766 16,512
Fortive Corp. 53,783 3,748,137
Fortune Brands Innovations, Inc. 23,173 1,247,171
*Franklin Covey Co. 2,541 51,608
Franklin Electric Co., Inc. 7,134 606,105
*FreightCar America, Inc. 1,027 5,936
#*Frontier Group Holdings, Inc. 41,378 123,306
#FTAI Aviation, Ltd. 492 52,698
#FTAI Infrastructure, Inc. 20,023 86,499
*FTI Consulting, Inc. 6,021 1,001,172
*Gates Industrial Corp. PLC 45,039 852,138
GATX Corp. 7,019 1,024,493
GE Vernova, Inc. 29,103 10,791,974
Genco Shipping & Trading, Ltd. 7,556 97,926
*Gencor Industries, Inc. 445 5,647
*Generac Holdings, Inc. 10,323 1,180,745
General Dynamics Corp. 25,006 6,804,633
General Electric Co. 102,500 20,657,850
Genpact, Ltd. 28,508 1,432,812
*Gibraltar Industries, Inc. 5,976 316,429
Global Industrial Co. 6,065 155,749
*GMS, Inc. 7,111 520,952
Gorman-Rupp Co. (The) 4,019 144,121
Graco, Inc. 29,291 2,390,439
*Graham Corp. 784 23,896
#Granite Construction, Inc. 7,234 588,052
*Great Lakes Dredge & Dock
Corp. 19,706 179,128
Greenbrier Cos., Inc. (The) 6,524 276,748
Griffon Corp. 10,910 743,080
#*GXO Logistics, Inc. 20,551 744,768
H&E Equipment Services, Inc. 7,831 703,302
*Hayward Holdings, Inc. 41,977 559,553
*Healthcare Services Group, Inc. 13,707 194,776
Heartland Express, Inc. 14,154 107,570
HEICO Corp. 6,751 1,692,881
HEICO Corp., Class A 13,928 2,798,553
Heidrick & Struggles International,
Inc. 3,800 148,276
Helios Technologies, Inc. 6,545 178,417
#Herc Holdings, Inc. 6,067 663,972
#*Hertz Global Holdings, Inc. 10,851 74,004
Hexcel Corp. 12,117 587,311
Hillenbrand, Inc. 10,757 217,614
*Hillman Solutions Corp. 45,517 318,164
HNI Corp. 9,806 414,794
Honeywell International, Inc. 80,750 16,997,875
Howmet Aerospace, Inc. 66,622 9,232,477
Hub Group, Inc., Class A 11,571 365,528
Shares Value†
INDUSTRIALS — (Continued)
Hubbell, Inc. 9,919 $ 3,602,382
*Hudson Technologies, Inc. 5,483 36,681
Huntington Ingalls Industries, Inc. 6,651 1,531,991
*Hurco Cos., Inc. 252 4,203
*Huron Consulting Group, Inc. 2,891 389,678
#*Hyliion Holdings Corp. 28,428 42,926
Hyster-Yale, Inc. 3,823 146,918
*IBEX Holdings, Ltd. 3,820 95,653
ICF International, Inc. 3,271 277,904
IDEX Corp. 13,242 2,303,711
*IES Holdings, Inc. 4,356 856,738
Illinois Tool Works, Inc. 41,440 9,941,870
Ingersoll Rand, Inc. 58,891 4,442,148
#*Innodata, Inc. 4,405 166,597
*Innovative Solutions and
Support, Inc. 172 1,159
Insperity, Inc. 5,910 384,209
Insteel Industries, Inc. 3,467 117,566
Interface, Inc. 12,227 229,868
ITT, Inc. 13,803 1,891,287
Jacobs Solutions, Inc. 22,343 2,766,063
*Janus International Group, Inc. 29,924 205,877
JB Hunt Transport Services, Inc. 19,613 2,561,066
JBT Marel Corp. 5,462 574,930
*JELD-WEN Holding, Inc. 14,004 77,302
#*JetBlue Airways Corp. 68,018 296,558
Johnson Controls International
PLC 101,245 8,494,456
#Kadant, Inc. 2,161 637,495
Karat Packaging, Inc. 1,735 45,769
KBR, Inc. 24,957 1,317,979
Kelly Services, Inc., Class A 4,449 51,386
Kennametal, Inc. 16,253 316,608
Kforce, Inc. 4,349 166,132
*Kirby Corp. 10,903 1,050,722
Knight-Swift Transportation
Holdings, Inc. 29,912 1,171,653
Korn Ferry 10,342 638,101
*Kratos Defense & Security
Solutions, Inc. 24,205 817,766
*L.B. Foster Co., Class A 724 14,458
L3Harris Technologies, Inc. 31,853 7,008,297
Landstar System, Inc. 6,097 817,913
*Legalzoom.com, Inc. 21,775 159,393
Leidos Holdings, Inc. 24,206 3,562,639
Lennox International, Inc. 5,749 3,143,266
Leonardo DRS, Inc. 32,652 1,206,818
*Limbach Holdings, Inc. 1,740 166,588
Lincoln Electric Holdings, Inc. 10,401 1,832,656
Lindsay Corp. 1,949 251,538
*Liquidity Services, Inc. 5,126 162,904
Lockheed Martin Corp. 31,765 15,175,729
LSI Industries, Inc. 4,955 74,771
Luxfer Holdings PLC 2,190 23,564
*Lyft, Inc., Class A 49,917 618,971
*Manitowoc Co., Inc. (The) 4,897 38,588
ManpowerGroup, Inc. 7,823 336,937
Marten Transport, Ltd. 16,253 208,689

19
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Masco Corp. 34,684 $ 2,102,197
*MasTec, Inc. 13,122 1,670,693
*Masterbrand, Inc. 28,161 342,156
*Matrix Service Co. 4,551 52,792
Matson, Inc. 6,159 671,885
Maximus, Inc. 11,097 743,055
*Mayville Engineering Co., Inc. 1,984 25,356
McGrath RentCorp 4,399 469,241
*Mercury Systems, Inc. 12,819 640,950
*Middleby Corp. (The) 11,332 1,511,122
Miller Industries, Inc. 2,260 92,231
MillerKnoll, Inc. 12,773 209,477
*Mistras Group, Inc. 2,208 20,137
*Montrose Environmental Group,
Inc. 4,924 72,038
Moog, Inc., Class A 4,532 757,977
*MRC Global, Inc. 19,107 222,597
MSA Safety, Inc. 7,432 1,169,945
MSC Industrial Direct Co., Inc. 9,084 694,744
Mueller Industries, Inc. 17,986 1,323,050
Mueller Water Products, Inc.,
Class A 24,134 633,276
*MYR Group, Inc. 2,737 334,790
National Presto Industries, Inc. 1,257 106,028
#*Net Power, Inc. 11,660 19,822
*NEXTracker, Inc., Class A 29,976 1,217,325
NL Industries, Inc. 8 69
Nordson Corp. 9,568 1,813,806
Norfolk Southern Corp. 43,418 9,727,803
Northrop Grumman Corp. 16,240 7,900,760
*Northwest Pipe Co. 1,709 72,393
*NV5 Global, Inc. 16,138 299,360
nVent Electric PLC 25,737 1,413,219
Old Dominion Freight Line, Inc. 35,515 5,443,739
*OPENLANE, Inc. 19,508 361,093
*Orion Group Holdings, Inc. 7,282 46,532
Oshkosh Corp. 12,757 1,068,526
Otis Worldwide Corp. 63,580 6,120,847
Owens Corning 18,097 2,631,485
PACCAR, Inc. 91,224 8,229,317
*PAMT Corp. 226 3,157
Pangaea Logistics Solutions, Ltd. 4,973 20,041
Park Aerospace Corp. 1,560 20,389
Parker-Hannifin Corp. 15,412 9,325,185
Park-Ohio Holdings Corp. 1,310 26,082
*Parsons Corp. 17,556 1,173,794
Paychex, Inc. 60,997 8,973,879
Paycom Software, Inc. 10,774 2,439,126
*Paylocity Holding Corp. 8,378 1,609,414
Pentair PLC 31,389 2,847,924
*Perma-Fix Environmental
Services, Inc. 8 66
Pitney Bowes, Inc. 23,580 204,674
*Planet Labs PBC 54,283 178,591
#*Plug Power, Inc. 2,126 1,855
#Powell Industries, Inc. 2,515 460,522
Preformed Line Products Co. 889 122,122
Primoris Services Corp. 10,294 617,331
Shares Value†
INDUSTRIALS — (Continued)
*Proto Labs, Inc. 4,486 $ 157,728
*Pursuit Attractions and
Hospitality, Inc. 4,078 119,445
Quad/Graphics, Inc. 1,318 6,287
Quanex Building Products Corp. 5,064 83,252
Quanta Services, Inc. 26,196 7,667,307
*Quest Resource Holding Corp. 8 19
*Radiant Logistics, Inc. 3,873 22,657
*RBC Bearings, Inc. 5,233 1,719,407
*RCM Technologies, Inc. 232 4,046
Regal Rexnord Corp. 10,568 1,118,517
Republic Services, Inc. 27,218 6,824,914
*Resideo Technologies, Inc. 26,361 442,338
Resources Connection, Inc. 3,513 20,147
REV Group, Inc. 10,804 353,291
Robert Half, Inc. 16,372 725,280
#*Rocket Lab USA, Inc. 57,471 1,252,293
Rockwell Automation, Inc. 19,090 4,728,211
Rollins, Inc. 75,052 4,287,721
RTX Corp. 162,622 20,511,513
Rush Enterprises, Inc., Class A 13,764 701,826
Rush Enterprises, Inc., Class B 1,679 97,113
*RXO, Inc. 15,272 215,182
Ryder System, Inc. 9,202 1,266,839
*Saia, Inc. 4,351 1,061,644
#Schneider National, Inc., Class B 14,425 309,993
Science Applications International
Corp. 9,599 1,161,767
Sensata Technologies Holding
PLC 36,631 783,903
*Shoals Technologies Group, Inc.,
Class A 6,160 22,238
Shyft Group, Inc. (The) 5,823 49,263
Simpson Manufacturing Co., Inc. 7,329 1,126,394
#*SiteOne Landscape Supply,
Inc. 7,106 815,840
*Skillsoft Corp. 743 14,214
*SkyWest, Inc. 8,305 740,557
Snap-on, Inc. 9,404 2,951,069
#Southwest Airlines Co. 111,670 3,122,293
*SPX Technologies, Inc. 7,865 1,055,090
SS&C Technologies Holdings,
Inc. 42,780 3,234,168
Standex International Corp. 1,710 241,828
Stanley Black & Decker, Inc. 28,784 1,727,616
Steelcase, Inc., Class A 19,656 194,988
#*Sterling Infrastructure, Inc. 6,430 960,835
*Sun Country Airlines Holdings,
Inc. 10,259 100,538
#*Sunrun, Inc. 38,209 263,260
#*Symbotic, Inc. 3,110 67,114
*TaskUS, Inc., Class A 5,494 76,696
#Tecnoglass, Inc. 9,993 712,201
Tennant Co. 3,600 259,776
Terex Corp. 11,437 402,582
Tetra Tech, Inc. 43,007 1,341,388
Textron, Inc. 35,568 2,502,920
*Thermon Group Holdings, Inc. 6,309 165,485
Timken Co. (The) 14,592 937,536

20
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Titan International, Inc. 9,528 $ 70,031
*Titan Machinery, Inc. 3,000 49,770
Toro Co. (The) 19,069 1,302,031
Trane Technologies PLC 27,285 10,458,613
*Transcat, Inc. 1,281 101,622
TransDigm Group, Inc. 6,370 9,001,256
TransUnion 34,932 2,897,959
*Trex Co., Inc. 17,007 983,345
TriNet Group, Inc. 7,197 563,741
Trinity Industries, Inc. 18,219 457,297
*Triumph Group, Inc. 12,905 327,787
*TrueBlue, Inc. 3,733 16,201
#*TTEC Holdings, Inc. 5,252 21,008
*Tutor Perini Corp. 10,040 215,458
Twin Disc, Inc. 8 59
*Uber Technologies, Inc. 188,311 15,255,074
UFP Industries, Inc. 12,597 1,245,213
*U-Haul Holding Co. 3,487 214,067
U-Haul Holding Co. 31,693 1,736,776
*Ultralife Corp. 206 923
UniFirst Corp. 2,625 468,484
Union Pacific Corp. 87,763 18,926,969
*United Airlines Holdings, Inc. 79,206 5,450,957
United Parcel Service, Inc., Class
B 105,124 10,018,317
United Rentals, Inc. 14,163 8,943,226
#Universal Logistics Holdings,
Inc. 3,527 76,677
*Upwork, Inc. 21,027 276,505
*V2X, Inc. 6,644 330,605
Valmont Industries, Inc. 3,730 1,093,711
Veralto Corp. 39,167 3,756,115
Verisk Analytics, Inc. 23,046 6,831,526
*Verra Mobility Corp. 28,444 620,079
Vertiv Holdings Co., Class A 61,380 5,240,624
Vestis Corp. 25,022 219,193
*Vicor Corp. 5,272 210,379
#Virco Mfg. Corp. 432 3,970
#VSE Corp. 3,580 409,982
Wabash National Corp. 7,286 50,346
Waste Management, Inc. 50,679 11,826,451
#Watsco, Inc. 5,517 2,536,937
Watts Water Technologies, Inc.,
Class A 4,603 956,273
Werner Enterprises, Inc. 10,617 261,815
WESCO International, Inc. 10,055 1,638,563
Westinghouse Air Brake
Technologies Corp. 29,069 5,370,207
*Willdan Group, Inc. 2,460 96,432
Willis Lease Finance Corp. 1,610 249,099
#WillScot Holdings Corp. 35,437 890,177
Woodward, Inc. 10,013 1,878,138
Worthington Enterprises, Inc. 8,843 447,721
WW Grainger, Inc. 8,318 8,520,211
*Xometry, Inc., Class A 8,309 213,043
*XPO, Inc. 21,896 2,323,604
Xylem, Inc. 35,029 4,223,447
Shares Value†
INDUSTRIALS — (Continued)
#Zurn Elkay Water Solutions
Corp. 30,990 $ 1,052,420
TOTAL INDUSTRIALS 789,032,785
INFORMATION TECHNOLOGY — (26.9%)
*8x8, Inc. 9,868 17,466
*908 Devices, Inc. 2,718 14,759
A10 Networks, Inc. 16,426 270,700
Accenture PLC, Class A 80,141 23,974,180
*ACI Worldwide, Inc. 19,608 1,046,283
Adeia, Inc. 27,725 341,295
*Adobe, Inc. 51,633 19,361,342
*ADTRAN Holdings, Inc. 8,779 67,247
Advanced Energy Industries, Inc. 6,048 589,136
*Advanced Micro Devices, Inc. 155,847 15,171,705
#*Aehr Test Systems 2,455 20,941
#*Aeva Technologies, Inc. 884 6,285
*Agilysys, Inc. 2,496 185,578
*Akamai Technologies, Inc. 26,066 2,100,398
*Alarm.com Holdings, Inc. 7,597 407,199
#*Alkami Technology, Inc. 12,752 340,351
#*Allegro MicroSystems, Inc. 29,527 563,080
*Alpha & Omega Semiconductor,
Ltd. 5,654 106,465
*Ambarella, Inc. 1,111 53,317
Amdocs, Ltd. 19,402 1,718,629
Amkor Technology, Inc. 45,851 800,100
Amphenol Corp., Class A 147,765 11,370,517
*Amtech Systems, Inc. 8 28
Analog Devices, Inc. 52,587 10,250,258
*ANSYS, Inc. 8,419 2,709,908
*Appfolio, Inc., Class A 2,879 594,571
Apple, Inc. 2,132,414 453,137,975
Applied Materials, Inc. 101,254 15,259,990
#*Applied Optoelectronics, Inc. 5,148 65,843
#*AppLovin Corp., Class A 39,633 10,673,563
*Arista Networks, Inc. 100,660 8,281,298
*Arrow Electronics, Inc. 9,725 1,082,976
*ASGN, Inc. 8,349 420,623
*Atlassian Corp., Class A 9,821 2,242,233
#*Aurora Innovation, Inc. 224,952 1,628,652
*Autodesk, Inc. 26,443 7,251,993
*AvePoint, Inc. 20,338 332,526
*Aviat Networks, Inc. 1,475 25,901
Avnet, Inc. 15,600 733,044
*Axcelis Technologies, Inc. 4,778 234,026
Badger Meter, Inc. 4,567 1,008,485
Bel Fuse, Inc., Class B 2,048 134,697
Belden, Inc. 6,921 713,624
Benchmark Electronics, Inc. 8,915 290,005
Bentley Systems, Inc., Class B 38,312 1,647,033
*BILL Holdings, Inc. 18,404 838,670
*BK Technologies Corp. 2 89
*Blackbaud, Inc. 8,284 501,513
*BlackLine, Inc. 7,760 366,505
*Box, Inc., Class A 22,483 701,919
*Braze, Inc., Class A 1,647 51,271
Broadcom, Inc. 549,791 105,818,274
#*C3.ai, Inc., Class A 14,440 317,824

21
Dimensional US Core Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Cadence Design Systems, Inc. 26,350 $ 7,845,449
*Calix, Inc. 10,632 434,955
#*CCC Intelligent Solutions
Holdings, Inc. 107,122 991,950
CDW Corp. 20,903 3,356,186
#*Cerence, Inc. 9,562 86,632
*CEVA, Inc. 4,304 112,808
*Ciena Corp. 23,001 1,544,747
#*Cipher Mining, Inc. 66,428 189,320
*Cirrus Logic, Inc. 10,948 1,051,446
Cisco Systems, Inc. 515,385 29,753,176
#Clear Secure, Inc., Class A 18,948 467,637
*Clearfield, Inc. 2,472 70,872
*Clearwater Analytics Holdings,
Inc., Class A 3,563 81,023
Climb Global Solutions, Inc. 864 91,066
*Cloudflare, Inc., Class A 23,055 2,784,583
Cognex Corp. 26,658 727,763
Cognizant Technology Solutions
Corp., Class A 87,234 6,417,805
*Coherent Corp. 28,724 1,847,528
*Cohu, Inc. 8,887 142,192
*Commvault Systems, Inc. 5,120 855,706
*Confluent, Inc., Class A 8,970 213,576
*Consensus Cloud Solutions, Inc. 2,479 49,233
#*Core Scientific, Inc. 8,193 66,363
Corning, Inc. 152,229 6,755,923
*Corsair Gaming, Inc. 20,821 147,413
*Couchbase, Inc. 2,042 36,021
#Crane NXT Co. 9,381 440,157
*Credo Technology Group
Holding, Ltd. 20,501 882,568
*Crowdstrike Holdings, Inc., Class
A 12,369 5,304,693
*CS Disco, Inc. 6,495 24,226
CTS Corp. 6,014 229,013
*Daily Journal Corp. 225 85,270
*Daktronics, Inc. 10,293 130,618
*Datadog, Inc., Class A 34,180 3,491,829
Dell Technologies, Inc., Class C 37,201 3,413,564
*Diebold Nixdorf, Inc. 7,640 338,681
*Digi International, Inc. 7,241 196,955
*Digital Turbine, Inc. 17,909 53,727
#*DigitalOcean Holdings, Inc. 15,057 465,261
*Diodes, Inc. 7,821 300,326
*Docusign, Inc. 30,520 2,495,010
Dolby Laboratories, Inc., Class A 9,285 712,995
*DoubleVerify Holdings, Inc. 23,339 309,475
*Dropbox, Inc., Class A 37,581 1,072,938
*DXC Technology Co. 47,194 732,451
*Dynatrace, Inc. 49,405 2,320,553
*E2open Parent Holdings, Inc. 48,899 96,331
#*Eastman Kodak Co. 14,625 91,991
*Elastic NV 11,513 992,421
*Enphase Energy, Inc. 8,912 397,386
#Entegris, Inc. 23,951 1,895,003
*EPAM Systems, Inc. 7,668 1,203,186
*ePlus, Inc. 5,529 344,788
*EverCommerce, Inc. 4,631 45,199
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Evolv Technologies Holdings,
Inc. 2,207 $ 9,689
*Expensify, Inc., Class A 11,954 35,384
*Extreme Networks, Inc. 15,470 203,585
*F5, Inc. 10,865 2,876,400
*Fabrinet 6,473 1,327,353
*Fair Isaac Corp. 4,069 8,096,008
*FARO Technologies, Inc. 3,474 102,170
*Fastly, Inc., Class A 19,651 112,993
*First Solar, Inc. 19,625 2,469,218
*Five9, Inc. 7,562 190,109
*Flex, Ltd. 69,669 2,392,433
*FormFactor, Inc. 12,900 363,006
*Fortinet, Inc. 104,462 10,838,977
*Freshworks, Inc., Class A 37,291 550,788
*Gartner, Inc. 13,190 5,554,045
Gen Digital, Inc. 122,784 3,176,422
#*Gitlab, Inc., Class A 6,808 317,729
#*GlobalFoundries, Inc. 35,036 1,228,713
#*Globant SA 7,472 878,483
*GoDaddy, Inc., Class A 23,841 4,489,976
*Grid Dynamics Holdings, Inc. 16,567 234,589
*Guidewire Software, Inc. 9,920 2,031,318
Hackett Group, Inc. (The) 4,416 112,785
*Harmonic, Inc. 24,295 218,169
Hewlett Packard Enterprise Co. 255,969 4,151,817
HP, Inc. 153,236 3,918,245
*HubSpot, Inc. 5,347 3,269,690
*I3 Verticals, Inc., Class A 2,453 61,619
*Ichor Holdings, Ltd. 6,496 128,491
*Identiv, Inc. 736 2,444
#*indie Semiconductor, Inc.,
Class A 24,036 47,832
*Informatica, Inc., Class A 38,668 728,118
Information Services Group, Inc. 8 31
*Insight Enterprises, Inc. 5,556 768,284
*Intapp, Inc. 10,163 551,444
Intel Corp. 448,159 9,007,996
#InterDigital, Inc. 5,584 1,122,384
International Business Machines
Corp. 137,322 33,207,206
*inTEST Corp. 330 2,046
Intuit, Inc. 28,910 18,140,158
*IPG Photonics Corp. 7,260 434,801
*Itron, Inc. 7,805 868,618
Jabil, Inc. 23,253 3,407,960
*Jamf Holding Corp. 25,846 299,038
*JFrog, Ltd. 18,702 631,567
Juniper Networks, Inc. 41,034 1,490,355
*Keysight Technologies, Inc. 30,110 4,377,994
*Kimball Electronics, Inc. 4,216 60,457
KLA Corp. 19,148 13,455,108
#*Klaviyo, Inc., Class A 15,214 463,114
*Knowles Corp. 17,623 277,386
Kulicke & Soffa Industries, Inc. 9,502 306,249
*Kyndryl Holdings, Inc. 51,449 1,667,977
Lam Research Corp. 160,751 11,521,024
*Lantronix, Inc. 1,143 2,435

22
Dimensional US Core Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Lattice Semiconductor Corp. 12,562 $ 614,659
#*Life360, Inc. 5,689 244,058
Littelfuse, Inc. 4,490 818,572
*LiveRamp Holdings, Inc. 12,982 339,609
#*Lumentum Holdings, Inc. 11,142 657,824
*MACOM Technology Solutions
Holdings, Inc. 11,356 1,178,185
*Magnachip Semiconductor Corp. 2,853 8,958
*Manhattan Associates, Inc. 9,570 1,697,622
Marvell Technology, Inc. 115,466 6,739,750
*MaxLinear, Inc. 16,605 165,884
*Meridianlink, Inc. 12,509 211,527
Methode Electronics, Inc. 4,862 30,485
Microchip Technology, Inc. 88,609 4,083,103
Micron Technology, Inc. 144,893 11,149,516
Microsoft Corp. 955,876 377,819,548
*Mirion Technologies, Inc. 42,830 675,857
*Mitek Systems, Inc. 8,171 67,656
MKS Instruments, Inc. 11,918 835,929
*MongoDB, Inc. 5,644 971,727
Monolithic Power Systems, Inc. 6,018 3,569,276
Motorola Solutions, Inc. 17,924 7,893,550
*N-able, Inc. 33,902 239,348
#Napco Security Technologies,
Inc. 6,763 154,535
#*Navitas Semiconductor Corp. 24,855 47,970
#*nCino, Inc. 18,648 432,634
*NCR Voyix Corp. 27,630 236,789
NetApp, Inc. 37,195 3,338,251
*NETGEAR, Inc. 5,472 131,985
*NetScout Systems, Inc. 14,539 305,610
*NetSol Technologies, Inc. 16 40
*nLight, Inc. 8,584 66,183
*Novanta, Inc. 5,928 704,602
*Nutanix, Inc., Class A 44,355 3,047,187
NVE Corp. 361 20,978
NVIDIA Corp. 3,478,363 378,863,298
NXP Semiconductors NV 49,505 9,124,267
*Okta, Inc. 27,884 3,127,469
*Olo, Inc., Class A 22,145 137,299
#*ON Semiconductor Corp. 76,039 3,018,748
*ON24, Inc. 2,669 12,491
*One Stop Systems, Inc. 16 37
OneSpan, Inc. 6,193 92,090
*Onto Innovation, Inc. 7,952 969,905
Oracle Corp. 230,886 32,490,278
#*OSI Systems, Inc. 2,899 593,541
*Ouster, Inc. 8,955 66,536
*Palantir Technologies, Inc.,
Class A 116,541 13,803,116
*Palo Alto Networks, Inc. 60,180 11,249,447
#*PAR Technology Corp. 5,845 341,348
PC Connection, Inc. 5,575 345,873
*PDF Solutions, Inc. 6,153 112,908
Pegasystems, Inc. 13,578 1,250,262
#*Penguin Solutions, Inc. 12,836 219,111
*Photronics, Inc. 16,193 295,846
*Plexus Corp. 4,585 561,342
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Power Integrations, Inc. 8,776 $ 431,077
#*Powerfleet, Inc. 25,465 128,344
*Procore Technologies, Inc. 22,454 1,439,077
#Progress Software Corp. 9,289 556,968
*PTC, Inc. 21,199 3,285,209
*Pure Storage, Inc., Class A 44,816 2,032,854
*Q2 Holdings, Inc. 8,344 661,262
*Qorvo, Inc. 14,236 1,020,294
QUALCOMM, Inc. 150,492 22,342,042
*Qualys, Inc. 5,781 726,730
#*QuickLogic Corp. 16 91
*Rambus, Inc. 18,772 915,886
Red Violet, Inc. 1,494 58,356
ReposiTrak, Inc. 8 173
*Ribbon Communications, Inc. 33,051 106,094
Richardson Electronics, Ltd. 1,256 10,877
*RingCentral, Inc., Class A 12,912 329,256
#*Riot Platforms, Inc. 12,022 87,039
*Rogers Corp. 3,956 244,520
Roper Technologies, Inc. 11,766 6,589,901
Salesforce, Inc. 105,429 28,329,827
*Samsara, Inc., Class A 22,056 874,741
*Sandisk Corp. 18,435 591,948
*Sanmina Corp. 9,771 750,315
Sapiens International Corp. NV 10,828 296,579
*ScanSource, Inc. 4,852 160,067
Seagate Technology Holdings
PLC 36,385 3,312,127
*SEMrush Holdings, Inc., Class A 17,357 178,430
*Semtech Corp. 2,730 85,311
*SentinelOne, Inc., Class A 23,481 434,397
*ServiceNow, Inc. 19,627 18,743,981
*Silicon Laboratories, Inc. 5,047 513,583
*SiTime Corp. 3,709 544,704
#*SkyWater Technology, Inc. 4,239 30,055
Skyworks Solutions, Inc. 27,653 1,777,535
*Snowflake, Inc., Class A 37,871 6,040,046
*Sprinklr, Inc., Class A 19,360 148,878
*SPS Commerce, Inc. 5,880 843,839
#*Stratasys, Ltd. 4,228 39,912
*Synaptics, Inc. 6,165 343,144
*Synopsys, Inc. 13,370 6,136,964
TD SYNNEX Corp. 15,589 1,727,261
TE Connectivity PLC 54,436 7,968,342
*Teledyne Technologies, Inc. 8,017 3,736,163
*Telos Corp. 5,878 16,047
*Tenable Holdings, Inc. 6,378 194,975
*Teradata Corp. 15,734 338,281
Teradyne, Inc. 28,838 2,140,068
#*Terawulf, Inc. 53,113 147,654
Texas Instruments, Inc. 114,356 18,302,678
*Trimble, Inc. 40,668 2,527,110
*TTM Technologies, Inc. 18,430 368,969
*Turtle Beach Corp. 3,341 38,589
*Twilio, Inc., Class A 29,517 2,854,589
*Tyler Technologies, Inc. 5,462 2,967,505
*UiPath, Inc., Class A 65,306 779,754
*Ultra Clean Holdings, Inc. 8,958 167,559

23
Dimensional US Core Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Unisys Corp. 10,691 $ 42,443
#*Unity Software, Inc. 63,377 1,335,353
Universal Display Corp. 8,237 1,034,814
#*Veeco Instruments, Inc. 10,639 198,949
*Verint Systems, Inc. 12,236 215,843
*VeriSign, Inc. 15,707 4,431,259
#*Vertex, Inc., Class A 10,064 402,862
#*Viasat, Inc. 13,874 128,612
*Viavi Solutions, Inc. 34,957 369,845
Vishay Intertechnology, Inc. 27,255 354,042
*Vishay Precision Group, Inc. 1,356 33,819
Vontier Corp. 32,623 1,037,738
#*Western Digital Corp. 55,306 2,425,721
#*Wolfspeed, Inc. 9,867 35,028
*Workday, Inc., Class A 17,172 4,207,140
#Xerox Holdings Corp. 20,651 91,071
*Xperi, Inc. 7,490 55,351
*Yext, Inc. 19,245 130,866
*Zebra Technologies Corp. 9,165 2,294,183
*Zoom Communications, Inc. 40,036 3,104,391
*Zscaler, Inc. 16,389 3,706,700
TOTAL INFORMATION
TECHNOLOGY 2,028,441,134
MATERIALS — (2.7%)
AdvanSix, Inc. 4,850 103,887
Air Products and Chemicals, Inc. 24,763 6,713,002
#Albemarle Corp. 3,895 228,052
Alcoa Corp. 49,216 1,207,268
*Alpha Metallurgical Resources,
Inc. 2,546 308,957
#Amcor PLC 460,319 4,234,933
American Vanguard Corp. 690 2,912
AptarGroup, Inc. 11,627 1,743,469
#Ardagh Metal Packaging SA 20,187 74,894
#*Arq, Inc. 5,413 20,515
Ashland, Inc. 7,859 427,451
*Aspen Aerogels, Inc. 16,530 89,262
Avery Dennison Corp. 16,391 2,804,664
Avient Corp. 17,447 581,160
*Axalta Coating Systems, Ltd. 47,213 1,534,423
Balchem Corp. 5,128 802,788
Ball Corp. 45,798 2,378,748
Cabot Corp. 11,494 902,739
Caledonia Mining Corp. PLC 1,562 20,572
Carpenter Technology Corp. 8,609 1,684,006
Celanese Corp. 17,342 771,892
*Century Aluminum Co. 19,660 322,621
CF Industries Holdings, Inc. 35,219 2,760,113
Chemours Co. (The) 26,976 333,963
*Clearwater Paper Corp. 2,239 60,140
#*Cleveland-Cliffs, Inc. 75,276 620,274
*Coeur Mining, Inc. 69,508 385,769
Commercial Metals Co. 22,888 1,019,432
#*Compass Minerals
International, Inc. 2,428 32,632
Corteva, Inc. 117,310 7,272,047
CRH PLC 75,516 7,205,737
Crown Holdings, Inc. 21,903 2,109,916
Shares Value†
MATERIALS — (Continued)
Dow, Inc. 113,687 $ 3,477,685
DuPont de Nemours, Inc. 68,300 4,507,117
Eagle Materials, Inc. 6,826 1,545,338
Eastman Chemical Co. 21,145 1,628,165
Ecolab, Inc. 31,451 7,907,725
*Ecovyst, Inc. 21,665 129,557
Element Solutions, Inc. 42,038 857,996
Ferroglobe PLC 18,748 65,431
*Flotek Industries, Inc. 4,236 29,483
FMC Corp. 18,344 768,980
Fortitude Gold Corp. 4 14
Freeport-McMoRan, Inc. 271,180 9,770,615
Graphic Packaging Holding Co. 62,457 1,580,787
Greif, Inc., Class A 8,005 420,102
Greif, Inc., Class B 657 36,509
#Hawkins, Inc. 4,279 521,097
HB Fuller Co. 9,664 522,243
Hecla Mining Co. 113,202 647,515
Huntsman Corp. 27,051 360,049
*Ingevity Corp. 7,442 245,437
Innospec, Inc. 4,435 396,844
International Flavors &
Fragrances, Inc. 40,236 3,156,917
#International Paper Co. 60,929 2,783,237
*Intrepid Potash, Inc. 2,151 71,069
Kaiser Aluminum Corp. 3,396 218,906
*Knife River Corp. 9,631 899,343
Koppers Holdings, Inc. 3,483 87,284
Kronos Worldwide, Inc. 9,326 71,903
Linde PLC 61,751 27,987,406
Louisiana-Pacific Corp. 13,597 1,173,557
*LSB Industries, Inc. 9,761 62,275
LyondellBasell Industries NV,
Class A 60,722 3,534,628
*Magnera Corp. 5,908 86,670
Martin Marietta Materials, Inc. 10,258 5,374,987
Materion Corp. 3,453 286,634
Mativ Holdings, Inc. 8,931 45,637
*McEwen Mining, Inc. 9,811 76,526
Mercer International, Inc. 9,542 42,653
*Metallus, Inc. 7,078 89,537
Minerals Technologies, Inc. 6,004 309,746
Mosaic Co. (The) 50,205 1,526,232
#*MP Materials Corp. 25,473 623,070
Myers Industries, Inc. 4,541 47,680
NewMarket Corp. 1,798 1,106,309
Newmont Corp. 205,071 10,803,140
Nucor Corp. 38,146 4,553,488
*O-I Glass, Inc. 29,145 368,976
Olin Corp. 20,058 433,654
Olympic Steel, Inc. 1,571 50,665
Orion SA 12,954 155,966
Packaging Corp. of America 17,566 3,260,425
*Perimeter Solutions, Inc. 29,015 293,922
PPG Industries, Inc. 43,668 4,753,698
#Quaker Chemical Corp. 2,708 286,886
Radius Recycling, Inc. 3,199 93,827

24
Dimensional US Core Equity Market ETF
continued
Shares Value†
MATERIALS — (Continued)
#Ramaco Resources, Inc., Class
A 5,868 $ 59,149
#Ramaco Resources, Inc., Class
B 1,276 11,701
*Ranpak Holdings Corp. 14,657 60,240
*Rayonier Advanced Materials,
Inc. 11,014 46,920
Reliance, Inc. 10,532 3,035,638
Royal Gold, Inc. 9,784 1,787,635
RPM International, Inc. 24,833 2,650,923
Ryerson Holding Corp. 5,635 131,746
Scotts Miracle-Gro Co. (The) 8,601 433,318
Sealed Air Corp. 29,348 808,831
Sensient Technologies Corp. 6,913 649,476
Sherwin-Williams Co. (The) 32,271 11,389,081
Silgan Holdings, Inc. 18,290 944,679
Smurfit WestRock PLC 83,773 3,520,141
Sonoco Products Co. 17,976 737,016
Southern Copper Corp. 11,722 1,049,353
Steel Dynamics, Inc. 29,255 3,794,666
Stepan Co. 3,674 185,757
SunCoke Energy, Inc. 20,624 186,853
Sylvamo Corp. 8,684 517,740
TriMas Corp. 7,588 182,491
Tronox Holdings PLC 31,095 168,224
United States Lime & Minerals,
Inc. 3,985 372,637
#United States Steel Corp. 41,681 1,821,877
Vulcan Materials Co. 22,908 6,009,456
#Warrior Met Coal, Inc. 7,091 339,092
Westlake Corp. 14,602 1,349,663
Worthington Steel, Inc. 11,471 294,346
TOTAL MATERIALS 201,432,429
REAL ESTATE — (0.2%)
*Anywhere Real Estate, Inc. 13,347 46,181
*CBRE Group, Inc., Class A 51,464 6,287,872
*Compass, Inc., Class A 51,833 400,151
*CoStar Group, Inc. 63,389 4,701,562
*Cushman & Wakefield PLC 42,297 396,323
#eXp World Holdings, Inc. 14,040 128,606
*Five Point Holdings LLC, Class A 12,527 65,892
*Forestar Group, Inc. 9,401 181,063
*FRP Holdings, Inc. 2,647 70,371
*Howard Hughes Holdings, Inc. 8,814 586,395
*Jones Lang LaSalle, Inc. 8,890 2,021,675
Kennedy-Wilson Holdings, Inc. 27,821 178,054
Marcus & Millichap, Inc. 7,633 232,043
*Maui Land & Pineapple Co., Inc. 8 124
Millrose Properties, Inc. 4,882 122,245
Newmark Group, Inc., Class A 30,071 330,480
RMR Group, Inc. (The), Class A 2,445 35,893
*Seaport Entertainment Group,
Inc. 1,852 35,466
St. Joe Co. (The) 8,330 352,526
*Stratus Properties, Inc. 41 651
*Tejon Ranch Co. 4,481 75,863
*Zillow Group, Inc., Class A 7,457 492,013
Shares Value†
REAL ESTATE — (Continued)
*Zillow Group, Inc., Class C 30,997 $ 2,087,028
TOTAL REAL ESTATE 18,828,477
UTILITIES — (2.7%)
AES Corp. (The) 102,109 1,021,091
ALLETE, Inc. 6,392 418,612
Alliant Energy Corp. 42,679 2,605,126
Ameren Corp. 43,755 4,342,246
American Electric Power Co., Inc. 84,591 9,164,589
American States Water Co. 6,430 521,537
American Water Works Co., Inc. 31,218 4,589,358
Artesian Resources Corp., Class
A 713 25,326
Atmos Energy Corp. 23,994 3,854,156
Avista Corp. 13,464 558,352
Black Hills Corp. 11,705 712,835
Brookfield Renewable Corp. 23,903 680,279
California Water Service Group 10,948 554,516
CenterPoint Energy, Inc. 104,832 4,065,385
Chesapeake Utilities Corp. 3,813 502,058
Clearway Energy, Inc., Class A 6,826 186,691
Clearway Energy, Inc., Class C 16,337 479,328
CMS Energy Corp. 48,148 3,546,100
Consolidated Edison, Inc. 56,791 6,403,185
Consolidated Water Co., Ltd. 2,718 63,166
Constellation Energy Corp. 40,043 8,947,208
Dominion Energy, Inc. 137,550 7,479,969
DTE Energy Co. 33,584 4,601,008
Duke Energy Corp. 90,863 11,087,103
Edison International 62,484 3,343,519
#Entergy Corp. 74,859 6,226,023
Essential Utilities, Inc. 44,289 1,821,607
Evergy, Inc. 38,565 2,664,842
Eversource Energy 61,252 3,643,269
Exelon Corp. 174,061 8,163,461
FirstEnergy Corp. 93,080 3,991,270
Genie Energy, Ltd., Class B 2,911 42,995
H2O America 5,440 308,666
*Hawaiian Electric Industries, Inc. 4,402 46,221
IDACORP, Inc. 9,302 1,098,473
MDU Resources Group, Inc. 37,835 648,492
MGE Energy, Inc. 6,048 546,860
Middlesex Water Co. 3,277 206,844
*Montauk Renewables, Inc. 14,747 30,969
National Fuel Gas Co. 15,578 1,196,079
New Jersey Resources Corp. 19,811 969,550
NextEra Energy, Inc. 244,719 16,366,807
NiSource, Inc. 78,001 3,050,619
Northwest Natural Holding Co. 7,376 317,906
Northwestern Energy Group, Inc. 10,194 593,597
NRG Energy, Inc. 39,437 4,321,506
OGE Energy Corp. 33,271 1,509,838
ONE Gas, Inc. 10,667 837,466
Ormat Technologies, Inc. 10,620 771,012
#Otter Tail Corp. 7,238 574,552
PG&E Corp. 365,328 6,035,219
#Pinnacle West Capital Corp. 19,878 1,891,988
Portland General Electric Co. 18,481 778,420
PPL Corp. 118,528 4,326,272

25
Dimensional US Core Equity Market ETF
continued
Shares Value†
UTILITIES — (Continued)
Public Service Enterprise Group,
Inc. 78,665 $ 6,287,693
*Pure Cycle Corp. 1,668 16,513
Sempra 108,803 8,080,799
Southern Co. (The) 131,053 12,042,460
Southwest Gas Holdings, Inc. 12,656 913,890
Spire, Inc. 9,949 761,496
TXNM Energy, Inc. 15,653 832,740
UGI Corp. 37,730 1,237,167
Unitil Corp. 2,421 142,016
Vistra Corp. 62,754 8,134,801
WEC Energy Group, Inc. 50,936 5,578,511
Xcel Energy, Inc. 94,769 6,700,168
York Water Co. (The) 1,538 54,138
TOTAL UTILITIES 203,515,958
TOTAL COMMON STOCKS 7,325,414,260
RIGHTS/WARRANTS — ( 0.0% )
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. CVR 1/2/2026 1,507 23,524
*<Albireo Pharma, Inc. CVR
3/2/2026 1,266 7,356
*<Chinook Therapeutics, Inc.
CVR 6,043 12,086
*<Mirati Therapeutics CVR 6,686 19,924
*OmniAb Operations, Inc.-
Vesting 12.5 666 –
*OmniAb Operations, Inc.-
Vesting 15 666 –
*Poseida Therapeutics, Inc. CVR 5,794 2,897
Shares Value†
HEALTH CARE — (Continued)
*<Xeris Biopharma Holdings, Inc.
CVR 656 $ 177
TOTAL HEALTH CARE 65,964
INFORMATION TECHNOLOGY — (0.0%)
*Gen Digital, Inc. CVR 1,017 5,339
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 9,429 2,511
TOTAL RIGHTS/WARRANTS 73,814
TOTAL INVESTMENT SECURITIES — (97.1%)
(Cost $5,965,913,398) 7,325,488,074
SECURITIES LENDING COLLATERAL — (2.9%)
@§The DFA Short Term
Investment Fund 18,781,259 217,205,261
TOTAL INVESTMENTS — ( 100.0% )
(Cost $6,183,118,659) $ 7,542,693,335
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 652,090,523 $ — $ — $ 652,090,523
Consumer Discretionary ................ 790,205,053 — — 790,205,053
Consumer Staples .................... 458,291,241 — — 458,291,241
Energy ............................. 281,110,100 — — 281,110,100
Financials ........................... 1,134,848,523 77 — 1,134,848,600
Health Care ......................... 767,617,960 — — 767,617,960
Industrials ........................... 789,032,785 — — 789,032,785
Information Technology ................ 2,028,441,134 — — 2,028,441,134
Materials ........................... 201,432,429 — — 201,432,429
Real Estate .......................... 18,828,477 — — 18,828,477
Utilities ............................. 203,515,958 — — 203,515,958
Rights/Warrants
Health Care ......................... — 2,897 63,067 65,964
Information Technology ................ 5,339 — — 5,339

26
Dimensional US Core Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Materials ........................... $— $— $2,511 $2,511
Securities Lending Collateral .............. — 217,205,261 — 217,205,261
Total Investments ....................... $7,325,419,522 $217,208,235 $65,578> $7,542,693,335
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

27
Dimensional US Core Equity 1 ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — ( 97 .8% )
COMMUNICATION SERVICES — ( 8 .3% )
Alphabet, Inc., Class A 134,064 $ 21,289,363
Alphabet, Inc., Class C 113,996 18,340,816
*Altice USA, Inc., Class A 5,032 12,479
*AMC Networks, Inc., Class A 2,024 12,954
*Anterix, Inc. 535 15,970
AT&T, Inc. 266,007 7,368,394
*Atlanta Braves Holdings, Inc. 2,939 117,149
#*Atlanta Braves Holdings, Inc. 275 11,949
ATN International, Inc. 1,100 19,459
*Bandwidth, Inc., Class A 2,117 26,293
*Boston Omaha Corp., Class A 2,411 37,443
Cable One, Inc. 45 12,027
*Cargurus, Inc. 5,300 148,188
*Cars.com, Inc. 2,503 29,135
#*Charter Communications, Inc.,
Class A 6,141 2,406,412
#Cinemark Holdings, Inc. 13,089 391,492
*Cineverse Corp. 413 1,222
Comcast Corp., Class A 169,055 5,781,681
*Creative Realities, Inc. 4,178 7,604
CuriosityStream, Inc. 4,735 15,531
*EchoStar Corp., Class A 7,214 162,171
Electronic Arts, Inc. 9,091 1,319,013
*EverQuote, Inc., Class A 676 16,048
Fox Corp., Class A 16,518 822,431
Fox Corp., Class B 4,765 220,334
*Frontier Communications Parent,
Inc. 10,289 372,976
*Gaia, Inc. 4 21
#*Gambling.com Group, Ltd. 2,248 28,932
*Gannett Co., Inc. 10,978 35,130
*Globalstar, Inc. 2,249 43,226
#*Gogo, Inc. 2,149 16,268
Gray Media, Inc. 6,550 21,942
IDT Corp., Class B 2,541 127,685
#*IMAX Corp. 2,999 72,966
*Integral Ad Science Holding
Corp. 17,910 126,624
*Intelligent Protection
Management Corp. 8 15
Interpublic Group of Cos., Inc.
(The) 15,382 386,396
Iridium Communications, Inc. 12,476 301,046
*IZEA Worldwide, Inc. 8 17
John Wiley & Sons, Inc., Class A 3,989 174,080
*Liberty Broadband Corp., Class
A 623 55,478
*Liberty Broadband Corp., Class
C 7,060 638,153
*Liberty Global, Ltd., Class A 13,684 149,840
*Liberty Global, Ltd., Class C 11,002 124,763
*Liberty Latin America, Ltd., Class
C 19,291 106,100
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Media Corp-Liberty
Formula One 8,313 $ 737,114
*Liberty Media Corp-Liberty
Formula One 497 40,033
*Live Nation Entertainment, Inc. 5,408 716,290
*Lumen Technologies, Inc. 73,669 260,788
*Madison Square Garden
Entertainment Corp. 1,753 56,867
*Madison Square Garden Sports
Corp. 917 176,587
#*Magnite, Inc. 15,884 188,861
Marcus Corp. (The) 1,343 21,904
Match Group, Inc. 14,245 422,507
Meta Platforms, Inc., Class A 56,211 30,859,839
National CineMedia, Inc. 7,007 40,150
*Netflix, Inc. 8,200 9,280,104
New York Times Co. (The), Class
A 10,178 529,867
News Corp., Class A 29,746 806,711
#News Corp., Class B 5,391 169,385
Nexstar Media Group, Inc. 3,134 469,034
*Nextdoor Holdings, Inc. 16,729 24,592
#Omnicom Group, Inc. 16,026 1,220,540
*Outbrain, Inc. 1,700 6,018
Paramount Global, Class B 4,748 55,741
*Pinterest, Inc., Class A 20,660 523,111
*QuinStreet, Inc. 2,846 49,862
#*Reservoir Media, Inc. 20 150
*ROBLOX Corp., Class A 6,021 403,708
*Roku, Inc. 4,609 314,242
Shenandoah Telecommunications
Co. 4,209 46,888
Shutterstock, Inc. 903 14,412
Sinclair, Inc. 4,340 62,496
#Sirius XM Holdings, Inc. 3,812 81,653
*Snap, Inc., Class A 50,144 399,146
#*Sphere Entertainment Co. 2,819 76,818
Spok Holdings, Inc. 1,381 19,804
*Spotify Technology SA 1,984 1,218,136
*Stagwell, Inc. 14,056 78,432
#*Starz Entertainment Corp.,
Class A 12 107
*Starz Entertainment Corp., Class
B 2,494 19,902
*Sunrise Communications AG,
ADR 2,834 152,809
*Take-Two Interactive Software,
Inc. 4,944 1,153,534
*TechTarget, Inc. 789 6,288
TEGNA, Inc. 11,642 188,950
Telephone and Data Systems,
Inc. 8,292 310,867
*Thryv Holdings, Inc. 2,533 34,702
TKO Group Holdings, Inc. 1,793 292,098
T-Mobile US, Inc. 13,408 3,311,106

28
Dimensional US Core Equity 1 ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Trade Desk, Inc. (The), Class A 980 $ 52,557
*Travelzoo 398 5,520
*TripAdvisor, Inc. 6,643 82,705
*TrueCar, Inc. 2,637 3,929
*United States Cellular Corp. 859 58,979
Verizon Communications, Inc. 170,214 7,499,629
*Vimeo, Inc. 15,169 76,452
Walt Disney Co. (The) 43,166 3,925,948
*Warner Bros Discovery, Inc. 66,980 580,717
Warner Music Group Corp., Class
A 1,476 44,944
*Yelp, Inc. 3,613 126,744
*Zedge, Inc., Class B 12 29
*Ziff Davis, Inc. 3,330 98,335
TOTAL COMMUNICATION
SERVICES 128,765,857
CONSUMER DISCRETIONARY — ( 10 .0% )
#*1-800-Flowers.com, Inc., Class
A 2,940 16,258
*Abercrombie & Fitch Co. 2,346 162,859
Academy Sports & Outdoors, Inc. 7,294 274,838
*Accel Entertainment, Inc. 2,137 22,011
#Acushnet Holdings Corp. 6,134 406,194
ADT, Inc. 82,217 659,380
*Adtalem Global Education, Inc. 2,757 292,793
*Airbnb, Inc., Class A 5,138 626,425
A-Mark Precious Metals, Inc. 1,617 39,390
*Amazon.com, Inc. 216,962 40,012,132
*American Axle & Manufacturing
Holdings, Inc. 6,794 25,953
*American Outdoor Brands, Inc. 4 45
*American Public Education, Inc. 1,287 30,245
*America's Car-Mart, Inc. 490 23,236
*Aptiv PLC 9,970 568,888
Aramark 17,137 572,890
#*Arhaus, Inc. 3,561 27,989
Ark Restaurants Corp. 917 8,491
Arko Corp. 10,731 43,192
*Asbury Automotive Group, Inc. 1,388 302,778
Autoliv, Inc. 7,497 698,945
*AutoNation, Inc. 3,465 603,430
*AutoZone, Inc. 334 1,256,708
Bassett Furniture Industries, Inc. 4 71
Bath & Body Works, Inc. 12,622 385,097
*Beazer Homes USA, Inc. 2,147 41,995
Best Buy Co., Inc. 20,986 1,399,556
*Biglari Holdings, Inc., Class A 22 25,234
*Biglari Holdings, Inc., Class B 130 30,278
#*Birkenstock Holding PLC 3,208 164,987
*BJ's Restaurants, Inc. 1,805 60,088
Booking Holdings, Inc. 752 3,834,659
*Boot Barn Holdings, Inc. 1,712 178,630
BorgWarner, Inc. 19,309 547,989
Boyd Gaming Corp. 1,947 134,616
*Bright Horizons Family Solutions,
Inc. 4,027 505,066
*Brinker International, Inc. 1,794 240,934
Buckle, Inc. (The) 4,693 163,129
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Build-A-Bear Workshop, Inc. 3,219 $ 113,566
*Burlington Stores, Inc. 4,058 913,212
*Caesars Entertainment, Inc. 1,238 33,500
Camping World Holdings, Inc.,
Class A 2,391 28,836
*CarMax, Inc. 7,545 487,935
*Carnival Corp. 32,545 596,875
Carriage Services, Inc. 1,085 43,357
Carter's, Inc. 652 21,549
*Carvana Co. 3,010 735,494
*Cava Group, Inc. 1,854 171,365
*Cavco Industries, Inc. 398 196,552
Century Communities, Inc. 678 36,978
*Champion Homes, Inc. 2,844 246,006
#Cheesecake Factory, Inc. (The) 5,696 286,908
*Chewy, Inc., Class A 3,780 141,750
*Chipotle Mexican Grill, Inc. 26,144 1,320,795
#Choice Hotels International, Inc. 2,292 289,044
Churchill Downs, Inc. 557 50,358
*Citi Trends, Inc. 4 89
#Columbia Sportswear Co. 5,443 338,391
*ContextLogic, Inc., Class A 4 29
*Cooper-Standard Holdings, Inc. 4 59
*Coupang, Inc. 34,541 807,223
#Cracker Barrel Old Country
Store, Inc. 1,632 69,686
Cricut, Inc., Class A 4,053 20,184
*Crocs, Inc. 4,016 387,223
*Culp, Inc. 4 15
D.R. Horton, Inc. 13,069 1,651,138
Dana, Inc. 15,180 208,573
Darden Restaurants, Inc. 6,264 1,256,809
*Deckers Outdoor Corp. 7,791 863,477
Dick's Sporting Goods, Inc. 4,738 889,512
#Dillard's, Inc., Class A 753 261,035
Domino's Pizza, Inc. 2,218 1,087,641
*DoorDash, Inc., Class A 3,640 702,120
*Dorman Products, Inc. 1,869 211,758
*DraftKings, Inc. 16,425 546,788
#*Dream Finders Homes, Inc.,
Class A 1,329 30,115
*Duolingo, Inc. 1,090 424,533
*Dutch Bros, Inc., Class A 5,991 357,902
eBay, Inc. 33,511 2,284,110
*El Pollo Loco Holdings, Inc. 1,638 15,315
*Envela Corp. 8 51
Escalade, Inc. 4 61
Ethan Allen Interiors, Inc. 2,270 64,536
*Etsy, Inc. 1,101 47,872
Expedia Group, Inc. 4,588 719,995
#*Figs, Inc., Class A 8,726 35,166
*First Watch Restaurant Group,
Inc. 5,867 103,611
Flanigan's Enterprises, Inc. 502 12,299
Flexsteel Industries, Inc. 300 10,017
*Floor & Decor Holdings, Inc.,
Class A 4,499 321,409
*Flutter Entertainment PLC 543 130,858
*Foot Locker, Inc. 2,439 29,927

29
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Ford Motor Co. 180,742 $ 1,809,227
*Frontdoor, Inc. 4,670 191,984
*Funko, Inc., Class A 2,136 8,565
#*GameStop Corp., Class A 12,093 336,911
Gap, Inc. (The) 33,278 728,788
Garmin, Ltd. 6,818 1,274,080
#Garrett Motion, Inc. 8,963 82,639
General Motors Co. 66,758 3,020,132
Gentex Corp. 11,371 247,660
Genuine Parts Co. 11,317 1,330,313
*G-III Apparel Group, Ltd. 4,677 117,954
#*Global Business Travel Group I 14,864 99,737
Golden Entertainment, Inc. 1,376 35,363
*Good Times Restaurants, Inc. 4 8
*Goodyear Tire & Rubber Co.
(The) 630 6,854
Graham Holdings Co., Class B 199 183,090
*Grand Canyon Education, Inc. 1,577 281,290
*Green Brick Partners, Inc. 2,492 147,003
Group 1 Automotive, Inc. 982 396,365
H&R Block, Inc. 8,689 524,555
Hamilton Beach Brands Holding
Co., Class A 4 79
*Hanesbrands, Inc. 14,470 66,417
Harley-Davidson, Inc. 6,432 144,205
Hasbro, Inc. 10,435 645,927
#*Hilton Grand Vacations, Inc. 7,922 266,417
Hilton Worldwide Holdings, Inc. 5,719 1,289,520
Home Depot, Inc. (The) 27,761 10,007,563
#Hyatt Hotels Corp., Class A 2,249 253,417
#Installed Building Products, Inc. 1,204 199,659
J Jill, Inc. 1,001 15,235
JAKKS Pacific, Inc. 498 9,606
Jerash Holdings US, Inc. 461 1,365
KB Home 665 35,930
Kontoor Brands, Inc. 3,564 214,375
Lakeland Industries, Inc. 4 65
*Lands' End, Inc. 826 7,335
Las Vegas Sands Corp. 20,473 750,745
*Latham Group, Inc. 9,138 49,939
*Laureate Education, Inc. 13,442 269,781
La-Z-Boy, Inc. 4,319 170,601
#LCI Industries 1,303 100,435
*Legacy Housing Corp. 2,126 51,715
#Lennar Corp., Class A 5,778 627,549
Lennar Corp., Class B 280 28,944
Levi Strauss & Co., Class A 5,427 86,886
*LGI Homes, Inc. 1,202 65,641
*Life Time Group Holdings, Inc. 14,996 459,777
Lifetime Brands, Inc. 8 29
*Light & Wonder, Inc. 2,335 199,362
*Lincoln Educational Services
Corp. 1,754 29,643
*Lindblad Expeditions Holdings,
Inc. 1,623 14,347
Lithia Motors, Inc. 1,503 440,018
LKQ Corp. 9,178 350,691
*Lovesac Co. (The) 398 7,741
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Lowe's Cos., Inc. 10,980 $ 2,454,689
#*Lucid Group, Inc. 88,595 222,373
#Lucky Strike Entertainment
Corp. 878 8,253
*Lululemon Athletica, Inc. 2,812 761,405
Macy's, Inc. 12,985 148,289
*Malibu Boats, Inc., Class A 1,599 45,667
Marine Products Corp. 1,197 10,055
*MarineMax, Inc. 1,492 32,018
Marriott International, Inc., Class
A 1,920 458,074
*MasterCraft Boat Holdings, Inc. 608 9,996
*Mattel, Inc. 30,783 489,142
Matthews International Corp.,
Class A 2,505 51,227
McDonald's Corp. 16,471 5,264,955
#*MGM Resorts International 9,879 310,793
*Mister Car Wash, Inc. 20,846 143,004
#*Mobileye Global, Inc., Class A 2,472 36,042
*Modine Manufacturing Co. 3,396 277,249
*Mohawk Industries, Inc. 5,994 637,462
*Motorcar Parts of America, Inc. 2,708 24,128
Murphy USA, Inc. 975 486,106
Nathan's Famous, Inc. 143 13,978
Newell Brands, Inc. 8,152 38,967
NIKE, Inc., Class B 23,927 1,349,483
#Nordstrom, Inc. 11,876 286,687
#*Norwegian Cruise Line
Holdings, Ltd. 32,206 516,262
*NVR, Inc. 163 1,161,497
*Ollie's Bargain Outlet Holdings,
Inc. 3,838 407,250
OneSpaWorld Holdings, Ltd. 6,283 104,926
*O'Reilly Automotive, Inc. 490 693,448
#*Outdoor Holding Co. 36 71
Oxford Industries, Inc. 413 20,072
#Papa John's International, Inc. 1,300 44,889
#Patrick Industries, Inc. 3,341 257,190
Penske Automotive Group, Inc. 2,093 325,817
Perdoceo Education Corp. 6,554 164,637
*Petco Health & Wellness Co.,
Inc. 25,825 76,184
Phinia, Inc. 3,886 156,023
*Planet Fitness, Inc., Class A 3,787 358,212
*Playa Hotels & Resorts NV 7,650 102,663
Pool Corp. 1,923 563,708
#*Portillo's, Inc., Class A 5,570 57,594
*Potbelly Corp. 1,434 11,615
PulteGroup, Inc. 8,537 875,725
PVH Corp. 1,128 77,809
#*QuantumScape Corp. 5,107 19,968
Ralph Lauren Corp. 2,308 519,185
*Rave Restaurant Group, Inc. 10 25
#*Rent the Runway, Inc., Class A 1,979 8,886
*Revolve Group, Inc. 1,972 39,203
#*RH 815 149,984
#*Rivian Automotive, Inc., Class A 59,181 808,412
Rocky Brands, Inc. 4 86
Ross Stores, Inc. 16,073 2,234,147

30
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Royal Caribbean Cruises, Ltd. 11,025 $ 2,369,383
*Sabre Corp. 21,115 50,043
*Sally Beauty Holdings, Inc. 21,839 177,769
Service Corp. International 7,347 587,025
*Shake Shack, Inc., Class A 1,911 167,671
*SharkNinja, Inc. 8,177 658,249
Shoe Carnival, Inc. 1,939 33,700
*Skechers USA, Inc., Class A 7,955 381,999
*Sleep Number Corp. 1,504 11,716
Smith & Wesson Brands, Inc. 981 9,349
#*Soho House & Co., Inc. 2,164 13,006
#Somnigroup International, Inc. 6,831 417,101
Sonic Automotive, Inc., Class A 2,012 122,169
*Sonos, Inc. 5,112 47,082
Standard Motor Products, Inc. 2,152 58,319
Starbucks Corp. 17,004 1,361,170
Steven Madden, Ltd. 1,473 30,933
*Stitch Fix, Inc., Class A 5,713 18,682
Strategic Education, Inc. 1,454 118,617
*Strattec Security Corp. 242 8,063
#*Stride, Inc. 3,352 476,822
Sturm Ruger & Co., Inc. 1,419 57,697
Superior Group of Cos., Inc. 4 42
*Sweetgreen, Inc., Class A 5,869 114,328
*Sypris Solutions, Inc. 2,984 4,864
Tapestry, Inc. 16,044 1,133,509
*Taylor Morrison Home Corp. 8,679 497,741
*Tesla, Inc. 25,098 7,081,652
Texas Roadhouse, Inc. 2,800 464,688
#Thor Industries, Inc. 4,091 296,270
*Tile Shop Holdings, Inc. 3,520 19,958
TJX Cos., Inc. (The) 30,098 3,873,011
Toll Brothers, Inc. 6,767 682,587
*TopBuild Corp. 1,423 420,867
#Tractor Supply Co. 17,713 896,632
*Traeger, Inc. 2,189 3,196
Travel + Leisure Co. 3,784 166,231
*Tri Pointe Homes, Inc. 7,884 242,433
*Udemy, Inc. 2,631 18,075
*Ulta Beauty, Inc. 2,061 815,414
#*Under Armour, Inc., Class A 15,444 88,340
*Under Armour, Inc., Class C 14,998 81,589
#*United Parks & Resorts, Inc. 2,519 109,954
*Universal Technical Institute, Inc. 6,221 174,561
Upbound Group, Inc. 5,255 104,575
*Urban Outfitters, Inc. 6,633 350,090
Vail Resorts, Inc. 1,615 224,808
*Valvoline, Inc. 5,559 190,451
#VF Corp. 20,994 249,409
*Victoria's Secret & Co. 6,572 123,554
*Visteon Corp. 1,657 131,218
*Warby Parker, Inc., Class A 5,496 90,739
#Wendy's Co. (The) 9,531 119,138
Weyco Group, Inc. 4 120
#Whirlpool Corp. 4,762 363,245
Williams-Sonoma, Inc. 6,378 985,210
Wingstop, Inc. 883 233,015
Winmark Corp. 133 47,881
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Wolverine World Wide, Inc. 14,124 $ 184,318
Wyndham Hotels & Resorts, Inc. 4,699 400,825
Wynn Resorts, Ltd. 2,949 236,834
#*XPEL, Inc. 1,426 40,841
*YETI Holdings, Inc. 6,309 180,122
Yum! Brands, Inc. 5,608 843,668
*Zumiez, Inc. 945 11,057
TOTAL CONSUMER
DISCRETIONARY 154,463,638
CONSUMER STAPLES — ( 6 .2% )
Albertsons Cos., Inc., Class A 46,056 1,012,311
#Alico, Inc. 4 114
Altria Group, Inc. 21,576 1,276,220
Andersons, Inc. (The) 2,487 93,785
Archer-Daniels-Midland Co. 7,279 347,572
*BellRing Brands, Inc. 7,244 558,802
*BJ's Wholesale Club Holdings,
Inc. 11,277 1,325,724
*Boston Beer Co., Inc. (The),
Class A 406 99,795
Brown-Forman Corp., Class A 387 13,394
#Brown-Forman Corp., Class B 1,709 59,542
Bunge Global SA 2,531 199,240
Calavo Growers, Inc. 1,146 31,653
Cal-Maine Foods, Inc. 4,679 436,878
Casey's General Stores, Inc. 2,561 1,184,693
*Central Garden & Pet Co. 804 26,982
*Central Garden & Pet Co., Class
A 4,179 123,573
*Chefs' Warehouse, Inc. (The) 2,387 135,987
Church & Dwight Co., Inc. 6,840 679,486
Clorox Co. (The) 5,599 796,738
Coca-Cola Co. (The) 100,014 7,256,016
Coca-Cola Consolidated, Inc. 457 619,605
#*Coffee Holding Co., Inc. 1,380 4,761
Colgate-Palmolive Co. 18,991 1,750,780
Conagra Brands, Inc. 23,588 582,860
Constellation Brands, Inc., Class
A 2,993 561,307
Costco Wholesale Corp. 10,681 10,622,255
*Darling Ingredients, Inc. 9,924 319,454
Dole PLC 9,405 142,862
Dollar General Corp. 4,740 444,091
*Dollar Tree, Inc. 5,289 432,482
Edgewell Personal Care Co. 5,899 180,214
Energizer Holdings, Inc. 4,343 117,435
*Farmer Bros Co. 8 15
*FitLife Brands, Inc. 630 9,513
Flowers Foods, Inc. 14,331 252,082
Fresh Del Monte Produce, Inc. 5,625 191,306
#*Freshpet, Inc. 2,655 195,249
General Mills, Inc. 21,883 1,241,641
*Herbalife, Ltd. 3,050 21,960
Hershey Co. (The) 6,396 1,069,347
*Honest Co., Inc. (The) 4,708 22,551
Hormel Foods Corp. 36,509 1,091,619
Ingles Markets, Inc., Class A 1,544 95,249
Ingredion, Inc. 3,796 504,185

31
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
Interparfums, Inc. 2,127 $ 232,268
J&J Snack Foods Corp. 960 124,406
J.M. Smucker Co. (The) 5,845 679,598
John B. Sanfilippo & Son, Inc. 227 15,043
Kellanova 8,212 679,707
Kenvue, Inc. 93,298 2,201,833
Keurig Dr Pepper, Inc. 56,895 1,967,998
Kimberly-Clark Corp. 11,042 1,455,115
Kraft Heinz Co. (The) 40,525 1,179,278
Kroger Co. (The) 44,745 3,231,036
*Laird Superfood, Inc. 764 4,469
Lamb Weston Holdings, Inc. 184 9,717
Lancaster Colony Corp. 1,653 269,075
#Lifevantage Corp. 8 99
*Lifeway Foods, Inc. 500 11,840
Limoneira Co. 1,304 19,599
*Mama's Creations, Inc. 2,100 13,860
*Maplebear, Inc. 5,719 228,131
McCormick & Co., Inc. 7,553 579,013
McCormick & Co., Inc. 31 2,377
*Mission Produce, Inc. 6,224 65,196
Molson Coors Beverage Co.,
Class B 8,359 480,893
Mondelez International, Inc.,
Class A 26,822 1,827,383
*Monster Beverage Corp. 28,417 1,708,430
National Beverage Corp. 3,506 155,666
*Natural Alternatives International,
Inc. 2,257 6,771
Natural Grocers by Vitamin
Cottage, Inc. 1,724 86,476
Natural Health Trends Corp. 998 4,950
*Nature's Sunshine Products, Inc. 6 74
Oil-Dri Corp. of America 747 31,441
PepsiCo, Inc. 37,563 5,092,792
*Performance Food Group Co. 8,764 706,904
Philip Morris International, Inc. 38,515 6,599,930
Pilgrim's Pride Corp. 7,348 401,054
*Post Holdings, Inc. 5,469 618,927
PriceSmart, Inc. 3,044 308,936
Primo Brands Corp. 21,435 700,282
Procter & Gamble Co. (The) 60,096 9,769,807
Reynolds Consumer Products,
Inc. 12,896 296,608
Seaboard Corp. 56 144,815
*Seneca Foods Corp., Class A 304 27,266
*Simply Good Foods Co. (The) 10,583 382,152
SpartanNash Co. 3,136 62,218
*Sprouts Farmers Market, Inc. 5,575 953,325
Sysco Corp. 20,455 1,460,487
Target Corp. 16,934 1,637,518
The Campbell's Company 16,648 606,986
#Tootsie Roll Industries, Inc. 2,228 71,296
*TreeHouse Foods, Inc. 3,596 83,751
Turning Point Brands, Inc. 2,119 130,064
Tyson Foods, Inc., Class A 9,587 587,108
*United Natural Foods, Inc. 7,205 192,446
United-Guardian, Inc. 524 4,145
Universal Corp. 2,830 164,904
Shares Value†
CONSUMER STAPLES — (Continued)
*US Foods Holding Corp. 19,352 $ 1,270,652
Utz Brands, Inc. 3,843 51,074
Village Super Market, Inc., Class
A 804 29,627
*Vita Coco Co., Inc. (The) 4,486 148,262
*Vital Farms, Inc. 3,244 111,075
Walmart, Inc. 102,073 9,926,599
WD-40 Co. 617 140,898
Weis Markets, Inc. 2,246 193,134
*Willamette Valley Vineyards, Inc. 995 6,040
#WK Kellogg Co. 10,729 192,371
*Zevia PBC, Class A 5,842 13,203
TOTAL CONSUMER STAPLES 96,489,726
ENERGY — ( 4 .3% )
*Amplify Energy Corp. 5,500 14,300
Antero Midstream Corp. 31,083 514,424
*Antero Resources Corp. 19,861 691,759
#APA Corp. 1,448 22,502
Archrock, Inc. 12,806 301,325
Aris Water Solutions, Inc., Class
A 1,782 44,479
#Atlas Energy Solutions, Inc. 3,365 45,528
Baker Hughes Co. 38,039 1,346,581
*Bristow Group, Inc. 2,332 67,721
Cactus, Inc., Class A 3,712 140,833
California Resources Corp. 2,634 90,899
#*Centrus Energy Corp., Class A 967 67,003
ChampionX Corp. 4,537 109,478
Cheniere Energy, Inc. 10,481 2,422,264
Chevron Corp. 50,015 6,805,041
Civitas Resources, Inc. 4,799 130,773
*Clean Energy Fuels Corp. 8,553 12,402
*CNX Resources Corp. 11,371 334,648
#*Comstock Resources, Inc. 17,495 319,634
ConocoPhillips 57,891 5,159,246
#Core Laboratories, Inc. 1,986 22,581
Core Natural Resources, Inc. 3,320 239,737
Coterra Energy, Inc. 32,900 808,024
Crescent Energy Co., Class A 11,571 95,808
Delek US Holdings, Inc. 1,536 19,999
Devon Energy Corp. 22,170 674,190
DHT Holdings, Inc. 17,030 182,051
Diamondback Energy, Inc. 5,532 730,279
DT Midstream, Inc. 5,452 529,934
*Empire Petroleum Corp. 1,600 7,344
Energy Services of America Corp. 10 85
EOG Resources, Inc. 21,411 2,362,276
Epsilon Energy, Ltd. 8 56
EQT Corp. 19,173 947,913
#Evolution Petroleum Corp. 3,000 12,570
Excelerate Energy, Inc., Class A 1,182 30,235
Expand Energy Corp. 8,570 890,423
Exxon Mobil Corp. 142,187 15,019,213
*Forum Energy Technologies, Inc. 688 10,079
FutureFuel Corp. 4,300 17,673
Granite Ridge Resources, Inc. 9,880 47,523
*Gulf Island Fabrication, Inc. 6 43
*Gulfport Energy Corp. 516 89,010

32
Dimensional US Core Equity 1 ETF
continued
Shares Value†
ENERGY — (Continued)
*Hallador Energy Co. 3,784 $ 53,222
Halliburton Co. 13,832 274,150
*Helix Energy Solutions Group,
Inc. 14,464 88,086
Helmerich & Payne, Inc. 1,257 23,745
Hess Corp. 20,133 2,598,164
#HighPeak Energy, Inc. 3,981 31,888
*Innovex International, Inc. 480 7,248
#International Seaways, Inc. 4,748 161,242
Kinder Morgan, Inc. 52,989 1,393,611
Kinetik Holdings, Inc. 3,046 125,922
Kodiak Gas Services, Inc. 10,125 344,351
Liberty Energy, Inc. 13,800 158,700
#Magnolia Oil & Gas Corp., Class
A 20,457 419,982
Marathon Petroleum Corp. 15,898 2,184,544
Matador Resources Co. 9,278 366,852
Mexco Energy Corp. 682 4,433
*MIND Technology, Inc. 1,069 7,173
Murphy Oil Corp. 7,112 146,009
NACCO Industries, Inc., Class A 411 14,344
*National Energy Services
Reunited Corp. 7,003 43,629
*Natural Gas Services Group, Inc. 604 10,854
*NCS Multistage Holdings, Inc. 669 19,742
#Noble Corp. PLC 6,984 151,832
#Northern Oil & Gas, Inc. 8,273 201,034
NOV, Inc. 22,011 255,548
*NPK International, Inc. 6,669 38,547
#Occidental Petroleum Corp. 33,700 1,328,117
*Oceaneering International, Inc. 5,628 99,897
*Oil States International, Inc. 4,822 16,925
ONEOK, Inc. 15,006 1,232,893
Ovintiv, Inc. 17,474 586,777
Patterson-UTI Energy, Inc. 17,384 98,046
Permian Resources Corp. 50,275 593,245
Phillips 66 15,697 1,633,430
PHX Minerals, Inc. 20 77
*PrimeEnergy Resources Corp. 116 19,705
*ProPetro Holding Corp. 8,528 42,469
Range Resources Corp. 16,269 552,007
Ranger Energy Services, Inc. 635 7,042
*REX American Resources Corp. 1,224 48,617
Riley Exploration Permian, Inc. 1,345 33,194
RPC, Inc. 10,407 49,225
Schlumberger NV 56,508 1,878,891
*Seadrill, Ltd. 1,401 28,776
Select Water Solutions, Inc. 6,340 54,017
SFL Corp., Ltd. 5,608 46,098
Sitio Royalties Corp., Class A 4,484 76,049
SM Energy Co. 9,855 224,595
Smart Sand, Inc. 4,788 10,055
Solaris Energy Infrastructure, Inc. 1,200 25,368
*Stabilis Solutions, Inc. 4 23
*Talos Energy, Inc. 9,693 66,688
Targa Resources Corp. 8,620 1,473,158
TechnipFMC PLC 31,842 896,989
Teekay Corp., Ltd. 5,706 41,140
Shares Value†
ENERGY — (Continued)
Teekay Tankers, Ltd., Class A 2,886 $ 122,857
*TETRA Technologies, Inc. 6,887 19,628
#Texas Pacific Land Corp. 525 676,657
#*Transocean, Ltd. 27,278 58,102
*Uranium Energy Corp. 19,968 104,832
VAALCO Energy, Inc. 8,991 29,401
Valero Energy Corp. 11,431 1,327,025
#*Vital Energy, Inc. 1,682 23,851
#Vitesse Energy, Inc. 1,697 34,704
Williams Cos., Inc. (The) 28,035 1,642,010
World Kinect Corp. 6,578 165,042
TOTAL ENERGY 65,870,360
FINANCIALS — ( 17 .0% )
1st Source Corp. 2,782 166,781
*Acacia Research Corp. 2,782 8,596
Acadian Asset Management, Inc. 1,356 36,531
ACNB Corp. 788 33,025
Affiliated Managers Group, Inc. 2,042 338,216
Affinity Bancshares, Inc. 700 12,852
*Affirm Holdings, Inc. 8,822 438,983
Aflac, Inc. 17,795 1,933,961
Alerus Financial Corp. 980 19,482
Allstate Corp. (The) 11,111 2,204,311
Ally Financial, Inc. 14,349 468,638
Amalgamated Financial Corp. 2,664 75,018
Amerant Bancorp, Inc. 3,169 53,366
American Coastal Insurance
Corp. 3,273 37,410
American Express Co. 16,867 4,493,537
American Financial Group, Inc. 6,254 792,132
American International Group,
Inc. 26,504 2,160,606
Ameriprise Financial, Inc. 5,986 2,819,526
Ameris Bancorp 6,670 390,862
AMERISAFE, Inc. 1,083 50,349
AmeriServ Financial, Inc. 3,510 8,459
Ames National Corp. 4 69
Aon PLC, Class A 2,294 813,888
#Apollo Global Management, Inc. 3,816 520,808
Arch Capital Group, Ltd. 16,072 1,457,409
#Ares Management Corp., Class
A 2,626 400,544
Arrow Financial Corp. 698 17,122
Arthur J. Gallagher & Co. 2,904 931,284
#Artisan Partners Asset
Management, Inc., Class A 3,864 142,891
Associated Banc-Corp. 16,352 360,725
Assurant, Inc. 2,587 498,618
Assured Guaranty, Ltd. 3,275 287,316
Atlantic Union Bankshares Corp. 10,079 279,188
*Atlanticus Holdings Corp. 1,646 90,234
Auburn National Bancorp, Inc. 421 8,285
*AvidXchange Holdings, Inc. 12,782 103,918
Axis Capital Holdings, Ltd. 6,611 636,772
*Axos Financial, Inc. 5,131 325,716
#B Riley Financial, Inc. 540 1,582
*Baldwin Insurance Group, Inc.
(The) 2,578 107,296

33
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Banc of California, Inc. 10,666 $ 143,778
BancFirst Corp. 2,421 285,242
*Bancorp, Inc. (The) 4,284 206,960
Bank First Corp. 574 62,669
Bank of America Corp. 171,450 6,837,426
Bank of Hawaii Corp. 3,226 213,271
Bank of Marin Bancorp 474 9,726
Bank of New York Mellon Corp.
(The) 32,629 2,623,698
Bank of NT Butterfield & Son, Ltd.
(The) 4,550 182,819
Bank of the James Financial
Group, Inc. 508 6,868
Bank OZK 8,073 343,910
Bank7 Corp. 251 9,136
BankFinancial Corp. 4 49
BankUnited, Inc. 7,454 243,820
Bankwell Financial Group, Inc. 4 136
Banner Corp. 2,557 156,335
Bar Harbor Bankshares 966 28,632
BayCom Corp. 4 104
BCB Bancorp, Inc. 758 6,231
*Berkshire Hathaway, Inc., Class
B 46,217 24,645,215
Berkshire Hills Bancorp, Inc. 5,098 126,583
BGC Group, Inc., Class A 21,087 191,048
Blackrock, Inc. 2,289 2,092,741
Blackstone, Inc. 11,440 1,506,762
*Block, Inc. 17,476 1,021,822
*Blue Foundry Bancorp 8 75
*Blue Ridge Bankshares, Inc. 4,638 15,908
BOK Financial Corp. 4,306 401,190
Bread Financial Holdings, Inc. 3,356 159,242
#Bridge Investment Group
Holdings, Inc., Class A 2,555 24,502
*Bridgewater Bancshares, Inc. 733 11,281
*Brighthouse Financial, Inc. 6,228 362,594
*Broadway Financial Co. 750 4,875
Brookline Bancorp, Inc. 9,361 97,729
Brown & Brown, Inc. 9,002 995,621
Business First Bancshares, Inc. 2,309 53,222
*BV Financial, Inc. 710 10,899
Byline Bancorp, Inc. 5,075 129,616
C&F Financial Corp. 244 15,804
Cadence Bank 14,762 431,936
*California Bancorp 6 84
Camden National Corp. 1,370 52,772
*Cantaloupe, Inc. 4,553 36,424
Capital Bancorp, Inc. 776 24,514
Capital City Bank Group, Inc. 740 27,040
Capital One Financial Corp. 3,959 713,649
Capitol Federal Financial, Inc. 11,844 67,155
Carlyle Group, Inc. (The) 21,256 821,332
*Carter Bankshares, Inc. 738 11,299
Cass Information Systems, Inc. 1,301 53,003
Cathay General Bancorp 6,092 253,975
CB Financial Services, Inc. 8 229
Cboe Global Markets, Inc. 2,552 566,034
Central Pacific Financial Corp. 1,575 40,462
Shares Value†
FINANCIALS — (Continued)
CF Bankshares, Inc. 548 $ 12,593
Charles Schwab Corp. (The) 41,870 3,408,218
Chemung Financial Corp. 485 21,505
ChoiceOne Financial Services,
Inc. 1,167 33,178
Chubb, Ltd. 3,901 1,115,998
Cincinnati Financial Corp. 3,866 538,186
Citigroup, Inc. 22,201 1,518,104
Citizens & Northern Corp. 508 9,779
Citizens Community Bancorp, Inc. 4 59
Citizens Financial Group, Inc. 29,568 1,090,764
Citizens Financial Services, Inc. 276 15,023
City Holding Co. 1,359 157,467
Civista Bancshares, Inc. 322 7,248
CME Group, Inc. 4,626 1,281,772
CNB Financial Corp. 982 21,555
CNO Financial Group, Inc. 6,145 233,141
*Coastal Financial Corp. 970 79,686
#Cohen & Steers, Inc. 2,778 212,017
*Coinbase Global, Inc., Class A 7,000 1,420,230
Colony Bankcorp, Inc. 1,318 20,455
Columbia Banking System, Inc. 16,221 363,675
#*Columbia Financial, Inc. 9,366 126,160
Comerica, Inc. 13,049 701,384
Commerce Bancshares, Inc. 7,895 479,542
Community Financial System, Inc. 4,676 255,263
Community Trust Bancorp, Inc. 1,366 66,879
Community West Bancshares 560 9,800
ConnectOne Bancorp, Inc. 3,792 85,434
*Consumer Portfolio Services,
Inc. 8 74
Corebridge Financial, Inc. 54,599 1,617,768
*Corpay, Inc. 2,827 919,821
Crawford & Co., Class A 8 89
Crawford & Co., Class B 8 85
#*Credit Acceptance Corp. 696 339,244
Cullen/Frost Bankers, Inc. 3,157 367,696
*Customers Bancorp, Inc. 3,710 185,500
CVB Financial Corp. 11,357 210,559
*Dave, Inc. 574 54,427
Diamond Hill Investment Group,
Inc. 292 36,786
DigitalBridge Group, Inc. 3,625 30,450
Dime Community Bancshares,
Inc. 4,811 123,595
Discover Financial Services 11,961 2,184,916
Donegal Group, Inc., Class A 2,346 45,395
*Donnelley Financial Solutions,
Inc. 2,543 122,573
Eagle Bancorp Montana, Inc. 4 70
Eagle Bancorp, Inc. 2,589 46,473
East West Bancorp, Inc. 7,973 682,090
Eastern Bankshares, Inc. 20,058 299,265
Employers Holdings, Inc. 2,667 129,590
#Enact Holdings, Inc. 2,069 74,050
*Encore Capital Group, Inc. 2,483 85,415
*Enova International, Inc. 1,613 148,057
*Enstar Group, Ltd. 488 163,192
Enterprise Bancorp, Inc. 885 32,922

34
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Enterprise Financial Services
Corp. 2,589 $ 134,680
Equitable Holdings, Inc. 15,644 773,596
Equity Bancshares, Inc., Class A 1,250 48,113
Erie Indemnity Co., Class A 961 344,634
Esquire Financial Holdings, Inc. 425 35,241
ESSA Bancorp, Inc. 4 74
Essent Group, Ltd. 8,753 498,308
*Euronet Worldwide, Inc. 3,510 347,841
Evans Bancorp, Inc. 347 13,342
Evercore, Inc. 2,301 472,372
Everest Group, Ltd. 2,994 1,074,337
EVERTEC, Inc. 4,867 165,186
*EZCORP, Inc., Class A 5,045 82,587
F&G Annuities & Life, Inc. 892 31,051
FactSet Research Systems, Inc. 2,718 1,174,774
Farmers & Merchants Bancorp,
Inc. 4 105
Farmers National Banc Corp. 2,211 28,831
FB Financial Corp. 3,321 141,342
Federal Agricultural Mortgage
Corp., Class C 664 116,419
Federated Hermes, Inc. 7,744 314,484
Fidelis Insurance Holdings, Ltd. 11,386 186,161
Fidelity National Financial, Inc. 20,918 1,339,798
Fidelity National Information
Services, Inc. 22,119 1,744,747
Fifth Third Bancorp 19,842 713,121
*Finance Of America Cos., Inc.,
Class A 970 20,254
Financial Institutions, Inc. 1,238 31,433
Finward Bancorp 528 16,188
*Finwise Bancorp 777 11,748
First American Financial Corp. 9,236 561,641
First Bancorp 5,060 204,728
First Bancorp 13,422 263,608
First Bancorp, Inc. (The) 4 98
First Bank 1,332 19,154
First Busey Corp. 7,226 150,229
First Business Financial Services,
Inc. 629 30,280
First Capital, Inc. 25 1,128
First Citizens BancShares, Inc.,
Class A 281 499,938
First Commonwealth Financial
Corp. 12,060 184,759
First Community Bankshares, Inc. 1,572 59,233
First Community Corp. 4 94
First Financial Bancorp 6,278 145,336
First Financial Bankshares, Inc. 8,058 270,024
First Financial Corp. 738 36,457
First Financial Northwest, Inc. 4 93
*First Foundation, Inc. 816 4,096
First Hawaiian, Inc. 11,018 251,871
First Horizon Corp. 19,411 350,951
First Internet Bancorp 4 85
First Interstate BancSystem, Inc.,
Class A 8,597 225,198
First Merchants Corp. 4,359 155,355
Shares Value†
FINANCIALS — (Continued)
First Mid Bancshares, Inc. 1,875 $ 62,681
First National Corp. 613 11,954
First Northwest Bancorp 4 41
First of Long Island Corp. (The) 1,747 20,125
First Savings Financial Group,
Inc. 4 107
First United Corp. 543 16,165
First US Bancshares, Inc. 714 8,925
*First Western Financial, Inc. 753 15,881
FirstCash Holdings, Inc. 4,331 580,181
*Firstsun Capital Bancorp 1,496 52,345
*Fiserv, Inc. 12,183 2,248,616
Five Star Bancorp 1,447 40,053
#Flagstar Financial, Inc. 29,853 349,579
Flushing Financial Corp. 2,277 27,256
FNB Corp. 26,732 349,922
Franklin Financial Services Corp. 443 17,100
#Franklin Resources, Inc. 21,531 403,922
FS Bancorp, Inc. 4 156
Fulton Financial Corp. 16,258 271,183
*FVCBankcorp, Inc. 4 46
#GCM Grosvenor, Inc., Class A 1,017 12,753
*Genworth Financial, Inc. 35,375 242,673
German American Bancorp, Inc. 2,939 111,418
Glacier Bancorp, Inc. 9,290 378,660
Glen Burnie Bancorp 2,053 10,778
Global Payments, Inc. 5,540 422,757
Globe Life, Inc. 5,838 720,059
Goldman Sachs Group, Inc. (The) 6,864 3,758,383
#Goosehead Insurance, Inc.,
Class A 576 55,993
Great Southern Bancorp, Inc. 912 50,160
*Green Dot Corp., Class A 4,097 34,292
Greene County Bancorp, Inc. 4 89
*Greenlight Capital Re, Ltd.,
Class A 2,888 37,876
Guaranty Bancshares, Inc. 624 24,623
Guild Holdings Co., Class A 280 3,629
*Hagerty, Inc., Class A 1,000 8,810
#Hamilton Lane, Inc., Class A 1,980 305,890
Hancock Whitney Corp. 5,878 306,185
Hanmi Financial Corp. 3,037 69,456
Hanover Bancorp, Inc. 422 9,786
Hanover Insurance Group, Inc.
(The) 3,168 526,205
HarborOne Bancorp, Inc. 2,452 27,757
Hartford Insurance Group, Inc.
(The) 14,226 1,745,103
Hawthorn Bancshares, Inc. 4 118
HBT Financial, Inc. 2,032 47,092
#HCI Group, Inc. 1,160 169,708
Hennessy Advisors, Inc. 1,243 13,400
Heritage Commerce Corp. 4,458 40,300
Heritage Financial Corp. 3,656 83,430
*Heritage Insurance Holdings, Inc. 4,190 79,191
*Hippo Holdings, Inc. 2,496 57,708
Home Bancorp, Inc. 4 201
Home BancShares, Inc. 16,392 454,878

35
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Home Federal Bancorp, Inc. of
Louisiana 820 $ 10,570
HomeTrust Bancshares, Inc. 1,462 49,913
Hope Bancorp, Inc. 14,708 146,639
Horace Mann Educators Corp. 4,619 191,873
Horizon Bancorp, Inc. 3,352 49,207
Houlihan Lokey, Inc. 3,270 530,002
Huntington Bancshares, Inc. 27,311 396,829
IF Bancorp, Inc. 706 16,810
Independent Bank Corp. 2,017 61,438
Independent Bank Corp. 4,234 250,187
Interactive Brokers Group, Inc. 1,404 241,277
Intercontinental Exchange, Inc. 9,780 1,642,747
International Bancshares Corp. 5,604 342,068
*International Money Express,
Inc. 2,993 37,173
Invesco, Ltd. 39,426 549,204
Investar Holding Corp. 4 77
Investors Title Co. 111 25,662
Jack Henry & Associates, Inc. 4,473 775,752
Jackson Financial, Inc., Class A 8,385 653,275
Janus Henderson Group PLC 12,294 408,284
Jefferies Financial Group, Inc. 6,542 305,708
JPMorgan Chase & Co. 91,026 22,266,780
Kearny Financial Corp. 3,277 20,514
Kemper Corp. 6,687 395,335
KeyCorp 74,559 1,106,456
*Kingstone Cos., Inc. 1,790 30,430
Kinsale Capital Group, Inc. 1,122 488,362
KKR & Co., Inc. 5,193 593,404
Lake Shore Bancorp, Inc. 4 59
Lakeland Financial Corp. 2,994 166,676
Landmark Bancorp, Inc. 300 8,463
#Lazard, Inc. 6,649 258,646
LCNB Corp. 4 60
#*Lemonade, Inc. 3,543 103,526
*LendingClub Corp. 12,549 122,604
*LendingTree, Inc. 1,160 59,844
Lincoln National Corp. 13,305 424,030
Live Oak Bancshares, Inc. 4,457 116,506
Loews Corp. 16,121 1,399,786
LPL Financial Holdings, Inc. 3,680 1,176,827
M&T Bank Corp. 4,632 786,328
Magyar Bancorp, Inc. 711 9,798
MainStreet Bancshares, Inc. 661 12,638
*Markel Group, Inc. 269 489,203
MarketAxess Holdings, Inc. 1,976 437,862
*Marqeta, Inc., Class A 34,133 142,676
Marsh & McLennan Cos., Inc. 10,418 2,348,946
Mastercard, Inc., Class A 21,401 11,729,032
Mercantile Bank Corp. 1,277 54,030
Merchants Bancorp 4,641 139,601
Mercury General Corp. 5,855 324,484
Meridian Corp. 4 54
MetLife, Inc. 46,775 3,525,432
Metrocity Bankshares, Inc. 1,887 52,025
*Metropolitan Bank Holding Corp. 918 56,852
MGIC Investment Corp. 20,938 521,566
Shares Value†
FINANCIALS — (Continued)
Mid Penn Bancorp, Inc. 1,576 $ 45,783
Middlefield Banc Corp. 4 104
MidWestOne Financial Group,
Inc. 1,449 40,195
Moelis & Co., Class A 2,969 159,079
Moody's Corp. 1,789 810,632
Morgan Stanley 32,481 3,748,957
Morningstar, Inc. 2,376 676,495
MSCI, Inc. 2,112 1,151,272
MVB Financial Corp. 4 68
Nasdaq, Inc., ADR 21,633 1,648,651
National Bank Holdings Corp.,
Class A 4,435 160,370
National Bankshares, Inc. 121 3,118
#Navient Corp. 6,052 74,924
NBT Bancorp, Inc. 3,361 142,305
*NCR Atleos Corp. 4,668 130,331
Nelnet, Inc., Class A 1,099 116,593
*NerdWallet, Inc., Class A 2,484 22,257
*NI Holdings, Inc. 882 11,025
Nicolet Bankshares, Inc. 1,668 194,839
*NMI Holdings, Inc. 5,771 208,737
Northeast Bank 695 57,560
Northeast Community Bancorp,
Inc. 440 10,014
Northern Trust Corp. 14,862 1,396,731
Northfield Bancorp, Inc. 4,114 43,403
Northrim Bancorp, Inc. 398 31,955
Northwest Bancshares, Inc. 15,101 186,497
Norwood Financial Corp. 4 100
Oak Valley Bancorp 4 105
OceanFirst Financial Corp. 5,898 97,671
OFG Bancorp 4,661 183,410
Ohio Valley Banc Corp. 201 7,240
Old National Bancorp 32,556 670,328
Old Point Financial Corp. 507 19,692
Old Republic International Corp. 9,509 357,538
Old Second Bancorp, Inc. 3,753 59,260
OneMain Holdings, Inc. 9,863 464,251
*Onity Group, Inc. 534 20,030
OP Bancorp 1,041 13,366
*Open Lending Corp. 7,092 8,794
Oppenheimer Holdings, Inc.,
Class A 890 52,519
OppFi, Inc. 2,424 22,664
*OptimumBank Holdings, Inc. 2,536 10,981
Orange County Bancorp, Inc. 492 11,675
Origin Bancorp, Inc. 3,502 112,204
Orrstown Financial Services, Inc. 7 210
#*Oscar Health, Inc., Class A 9,934 129,241
Pacific Premier Bancorp, Inc. 5,517 112,216
*Palomar Holdings, Inc. 1,600 232,032
Park National Corp. 1,011 151,751
Parke Bancorp, Inc. 4 75
Pathfinder Bancorp, Inc. 717 9,830
Pathward Financial, Inc. 3,505 278,192
*Paymentus Holdings, Inc., Class
A 974 31,616
*Payoneer Global, Inc. 28,071 197,339

36
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
*PayPal Holdings, Inc. 21,115 $ 1,390,212
#*Paysafe, Ltd. 4,878 74,292
*Paysign, Inc. 20 48
*PB Bankshares, Inc. 662 10,387
PCB Bancorp 4 78
Peapack-Gladstone Financial
Corp. 1,608 44,509
Penns Woods Bancorp, Inc. 394 11,517
PennyMac Financial Services,
Inc. 4,344 423,279
Peoples Bancorp of North
Carolina, Inc. 700 19,334
Peoples Bancorp, Inc. 3,704 107,453
Peoples Financial Services Corp. 521 22,518
Pinnacle Financial Partners, Inc. 4,332 434,240
*Pioneer Bancorp, Inc. 958 10,749
Piper Sandler Cos. 1,057 254,864
PJT Partners, Inc., Class A 428 60,652
Plumas Bancorp 4 176
PNC Financial Services Group,
Inc. (The) 3,342 537,026
*Ponce Financial Group, Inc. 1,066 13,719
Popular, Inc. 6,524 622,520
*PRA Group, Inc. 3,467 63,446
Preferred Bank 1,146 91,520
Primerica, Inc. 2,993 784,376
Primis Financial Corp. 8 66
Princeton Bancorp, Inc. 389 11,857
Principal Financial Group, Inc. 16,870 1,250,911
*Priority Technology Holdings,
Inc. 2,402 17,439
*ProAssurance Corp. 4,090 94,929
PROG Holdings, Inc. 3,448 90,889
Progressive Corp. (The) 16,146 4,548,974
Prosperity Bancshares, Inc. 8,587 583,057
*Provident Bancorp, Inc. 4 44
Provident Financial Holdings, Inc. 4 60
Provident Financial Services, Inc. 8,689 142,239
Prudential Financial, Inc. 13,083 1,343,755
QCR Holdings, Inc. 1,826 118,599
Radian Group, Inc. 48 1,533
Raymond James Financial, Inc. 7,420 1,016,837
RBB Bancorp 1,404 21,874
Red River Bancshares, Inc. 4 211
Regional Management Corp. 738 24,302
Regions Financial Corp. 49,544 1,011,193
Reinsurance Group of America,
Inc. 3,450 646,220
*Remitly Global, Inc. 8,254 166,896
RenaissanceRe Holdings, Ltd. 3,510 849,174
#Renasant Corp. 6,556 210,251
Republic Bancorp, Inc., Class A 1,238 83,998
*Rhinebeck Bancorp, Inc. 1,264 13,778
Richmond Mutual Bancorp, Inc. 4 56
Riverview Bancorp, Inc. 1,900 12,008
RLI Corp. 5,843 432,440
*Robinhood Markets, Inc., Class
A 26,146 1,284,030
#Rocket Cos., Inc., Class A 1,845 23,819
Shares Value†
FINANCIALS — (Continued)
*Root, Inc., Class A 302 $ 42,180
S&P Global, Inc. 5,581 2,790,779
S&T Bancorp, Inc. 4,589 167,223
Safety Insurance Group, Inc. 1,622 124,083
SB Financial Group, Inc. 4 78
Seacoast Banking Corp. of
Florida 4,850 114,994
*Security National Financial
Corp., Class A 4 41
SEI Investments Co. 8,173 639,864
Selective Insurance Group, Inc. 5,750 501,573
*Selectquote, Inc. 16,642 52,755
ServisFirst Bancshares, Inc. 2,311 164,589
#*Shift4 Payments, Inc., Class A 3,293 269,367
Shore Bancshares, Inc. 1,507 20,842
Sierra Bancorp 1,104 29,212
Silvercrest Asset Management
Group, Inc., Class A 4 61
Simmons First National Corp.,
Class A 8,921 166,466
*SiriusPoint, Ltd. 9,528 160,070
*Skyward Specialty Insurance
Group, Inc. 3,306 175,516
SLM Corp. 20,831 602,224
SmartFinancial, Inc. 901 27,408
#*SoFi Technologies, Inc. 63,452 793,785
Sound Financial Bancorp, Inc. 7 355
South Plains Financial, Inc. 1,281 43,183
*Southern First Bancshares, Inc. 4 142
Southern Missouri Bancorp, Inc. 843 44,384
Southern States Bancshares, Inc. 4 134
Southside Bancshares, Inc. 2,897 81,666
SouthState Corp. 6,180 536,300
SR Bancorp, Inc. 991 13,002
State Street Corp. 6,756 595,204
Stellar Bancorp, Inc. 6,072 151,557
StepStone Group, Inc., Class A 272 13,603
*Sterling Bancorp, Inc. 2,273 11,001
Stewart Information Services
Corp. 2,735 179,088
Stifel Financial Corp. 4,562 390,918
Stock Yards Bancorp, Inc. 1,949 141,868
*StoneX Group, Inc. 2,326 206,002
SWK Holdings Corp. 4 56
Synchrony Financial 18,696 971,257
Synovus Financial Corp. 12,417 537,904
T. Rowe Price Group, Inc. 5,206 460,991
*Texas Capital Bancshares, Inc. 4,181 284,935
TFS Financial Corp. 9,743 126,269
*Third Coast Bancshares, Inc. 671 19,996
Timberland Bancorp, Inc. 4 123
Tiptree, Inc. 2,848 63,539
*Toast, Inc., Class A 7,667 272,792
Tompkins Financial Corp. 1,093 65,143
Towne Bank 4,109 135,392
Tradeweb Markets, Inc., Class A 2,358 326,111
Travelers Cos., Inc. (The) 14,344 3,788,681
TriCo Bancshares 3,769 145,408
*Triumph Financial, Inc. 2,536 135,473

37
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Truist Financial Corp. 55,624 $ 2,132,624
#*Trupanion, Inc. 2,706 99,040
TrustCo Bank Corp. 1,502 45,736
Trustmark Corp. 4,342 145,674
#UMB Financial Corp. 3,772 356,718
Union Bankshares, Inc. 557 18,426
United Bancorp, Inc. 807 10,047
United Bankshares, Inc. 12,724 436,306
United Community Banks, Inc. 10,930 301,777
United Fire Group, Inc. 2,012 55,672
United Security Bancshares 1,493 13,288
Unity Bancorp, Inc. 637 26,372
Universal Insurance Holdings, Inc. 2,703 65,521
Univest Financial Corp. 2,972 87,793
Unum Group 11,718 910,020
#*Upstart Holdings, Inc. 1,054 50,381
US Bancorp 21,487 866,786
US Global Investors, Inc., Class A 4,100 8,733
USCB Financial Holdings, Inc. 8 136
UWM Holdings Corp. 3,282 15,425
Valley National Bancorp 40,851 351,319
*Velocity Financial, Inc. 1,892 33,810
Veritex Holdings, Inc. 6,207 144,499
Victory Capital Holdings, Inc.,
Class A 6,279 359,724
Virginia National Bankshares
Corp. 332 12,211
Virtu Financial, Inc., Class A 7,559 295,935
Virtus Investment Partners, Inc. 568 87,239
Visa, Inc., Class A 46,439 16,044,675
Voya Financial, Inc. 8,368 495,386
W. R. Berkley Corp. 9,099 652,307
WaFd, Inc. 6,114 174,432
Walker & Dunlop, Inc. 2,574 197,014
Washington Trust Bancorp, Inc. 1,425 39,330
Waterstone Financial, Inc. 8 97
Webster Financial Corp. 8,998 425,605
Wells Fargo & Co. 101,566 7,212,202
WesBanco, Inc. 5,554 165,398
West Bancorp, Inc. 509 9,877
Westamerica Bancorp 2,504 121,269
Western Alliance Bancorp 4,570 318,575
Western New England Bancorp,
Inc. 4 37
#Western Union Co. (The) 31,361 310,788
Westwood Holdings Group, Inc. 4 67
*WEX, Inc. 2,505 326,577
White Mountains Insurance
Group, Ltd. 127 224,466
William Penn Bancorp 4 49
Willis Towers Watson PLC 5,775 1,777,545
Wintrust Financial Corp. 6,108 679,026
WisdomTree, Inc. 9,629 83,772
*World Acceptance Corp. 368 47,516
WSFS Financial Corp. 5,597 288,525
Shares Value†
FINANCIALS — (Continued)
Zions Bancorp NA 13,687 $ 615,504
TOTAL FINANCIALS 261,684,639
HEALTH CARE — ( 9 .9% )
*2seventy bio, Inc. 6,153 30,703
*89bio, Inc. 14,372 115,263
Abbott Laboratories 40,521 5,298,121
AbbVie, Inc. 48,895 9,539,415
#*Absci Corp. 5,224 16,038
*ACADIA Pharmaceuticals, Inc. 13,137 191,800
*Aclaris Therapeutics, Inc. 5,872 8,103
*AdaptHealth Corp. 14,402 122,561
*Adaptive Biotechnologies Corp. 3,276 24,111
*Addus HomeCare Corp. 1,105 115,528
*ADMA Biologics, Inc. 11,518 274,128
Agilent Technologies, Inc. 9,864 1,061,366
*Agios Pharmaceuticals, Inc. 2,732 81,113
*Akero Therapeutics, Inc. 4,489 204,743
*Align Technology, Inc. 585 101,381
*Alkermes PLC 9,351 269,028
*Alnylam Pharmaceuticals, Inc. 2,664 701,271
#*Altimmune, Inc. 16 84
*American Shared Hospital
Services 2,139 5,775
Amgen, Inc. 13,955 4,059,789
*Amneal Pharmaceuticals, Inc. 13,645 104,521
*Amylyx Pharmaceuticals, Inc. 4,500 22,995
*AngioDynamics, Inc. 1,792 16,648
#*ANI Pharmaceuticals, Inc. 1,368 96,882
*Anika Therapeutics, Inc. 4 58
*Arcellx, Inc. 2,190 142,241
#*Arcturus Therapeutics Holdings,
Inc. 1,016 13,015
*ARS Pharmaceuticals, Inc. 692 9,667
*Artivion, Inc. 2,942 69,696
*Astrana Health, Inc. 5,090 158,655
*Atea Pharmaceuticals, Inc. 2,900 8,555
#*AtriCure, Inc. 2,391 71,515
*Avanos Medical, Inc. 3,960 49,698
#*Avantor, Inc. 10,919 141,838
*Avidity Biosciences, Inc. 1,032 33,695
*Axogen, Inc. 967 15,733
*Azenta, Inc. 3,391 89,319
Baxter International, Inc. 31,634 986,032
#*Beam Therapeutics, Inc. 6,001 119,600
Becton Dickinson & Co. 5,916 1,225,144
*BioLife Solutions, Inc. 3,049 73,511
*BioMarin Pharmaceutical, Inc. 7,312 465,701
*Bio-Rad Laboratories, Inc., Class
A 1,714 418,353
Bio-Techne Corp. 7,031 354,011
*Bioventus, Inc., Class A 3,489 25,505
*Boston Scientific Corp. 21,701 2,232,382
Bristol-Myers Squibb Co. 72,145 3,621,679
*Brookdale Senior Living, Inc. 12,734 83,535
Bruker Corp. 634 25,398
Cardinal Health, Inc. 7,278 1,028,309
*CareDx, Inc. 3,549 59,907
*Castle Biosciences, Inc. 2,155 43,208

38
Dimensional US Core Equity 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Catalyst Pharmaceuticals, Inc. 4,118 $ 100,026
Cencora, Inc. 5,342 1,563,443
*Centene Corp. 13,588 813,242
*Certara, Inc. 4,860 67,360
*CG oncology, Inc. 48 1,293
*Champions Oncology, Inc. 469 3,353
*Charles River Laboratories
International, Inc. 719 85,288
Chemed Corp. 1,102 640,824
Cigna Group (The) 6,991 2,377,220
*Clover Health Investments Corp. 17,386 59,112
*Collegium Pharmaceutical, Inc. 2,553 68,918
*Community Health Systems, Inc. 6,184 16,882
Concentra Group Holdings
Parent, Inc. 4,899 106,553
#CONMED Corp. 2,946 144,678
*Cooper Cos., Inc. (The) 12,708 1,037,862
#*Corcept Therapeutics, Inc. 5,064 364,000
*CorVel Corp. 2,550 277,338
CVS Health Corp. 15,389 1,026,600
Danaher Corp. 10,193 2,031,771
*DaVita, Inc. 2,732 386,715
*Day One Biopharmaceuticals,
Inc. 2,649 20,609
*Denali Therapeutics, Inc. 8,777 146,137
*Design Therapeutics, Inc. 16 78
*Dexcom, Inc. 1,023 73,022
#*Disc Medicine, Inc. 805 39,783
*DocGo, Inc. 7,435 16,580
*Doximity, Inc., Class A 6,374 362,553
*Dynavax Technologies Corp. 15,168 178,224
*Edgewise Therapeutics, Inc. 2,994 49,102
*Edwards Lifesciences Corp. 15,227 1,149,486
*Elanco Animal Health, Inc. 17,567 166,535
*Electromed, Inc. 371 8,544
*Eledon Pharmaceuticals, Inc. 3,793 11,986
Elevance Health, Inc. 3,451 1,451,422
Eli Lilly & Co. 22,763 20,462,799
Embecta Corp. 2,209 26,928
*Emergent BioSolutions, Inc. 1,389 7,417
Encompass Health Corp. 7,572 885,848
*Enhabit, Inc. 2,321 18,545
#*Enliven Therapeutics, Inc. 1,830 34,660
*Enovis Corp. 932 32,238
Ensign Group, Inc. (The) 3,402 438,824
*Entrada Therapeutics, Inc. 1,615 14,745
*Envista Holdings Corp. 13,876 223,126
*Exact Sciences Corp. 5,373 245,224
*Exagen, Inc. 1,831 11,407
*Exelixis, Inc. 14,715 576,092
*FONAR Corp. 694 8,710
*Forian, Inc. 42 85
#*Fulgent Genetics, Inc. 2,266 39,315
GE HealthCare Technologies, Inc. 23,143 1,627,647
*GeneDx Holdings Corp. 44 2,941
Gilead Sciences, Inc. 35,358 3,767,041
*Glaukos Corp. 1,918 180,772
*Globus Medical, Inc. 5,512 395,596
Shares Value†
HEALTH CARE — (Continued)
*GRAIL, Inc. 204 $ 7,037
*Haemonetics Corp. 2,634 165,995
*Halozyme Therapeutics, Inc. 7,262 446,032
*Harmony Biosciences Holdings,
Inc. 4,888 144,049
HCA Healthcare, Inc. 3,460 1,193,977
*HealthEquity, Inc. 3,681 315,535
HealthStream, Inc. 2,088 70,219
*Henry Schein, Inc. 5,233 339,988
#*Hims & Hers Health, Inc. 4,316 142,860
*Hologic, Inc. 14,954 870,323
Humana, Inc. 1,506 394,933
*ICU Medical, Inc. 2,416 330,001
*IDEXX Laboratories, Inc. 2,276 984,711
*Illumina, Inc. 1,045 81,092
*ImmuCell Corp. 1,920 10,406
*Incyte Corp. 12,115 759,126
*Innoviva, Inc. 5,593 104,533
*Inogen, Inc. 8 57
*Insmed, Inc. 4,870 350,640
*Inspire Medical Systems, Inc. 974 154,262
*Insulet Corp. 3,317 836,846
#*Integer Holdings Corp. 2,601 328,532
*Intuitive Surgical, Inc. 3,864 1,993,051
*IQVIA Holdings, Inc. 7,527 1,167,212
iRadimed Corp. 503 26,362
*Jazz Pharmaceuticals PLC 4,043 472,869
Johnson & Johnson 72,526 11,336,539
*Joint Corp. (The) 16 160
*Journey Medical Corp. 1,821 13,512
*KalVista Pharmaceuticals, Inc. 945 13,013
*Kewaunee Scientific Corp. 402 12,731
*Kiniksa Pharmaceuticals
International PLC 2,912 78,537
*Kodiak Sciences, Inc. 3,093 13,485
#*Krystal Biotech, Inc. 1,585 269,260
*Kura Oncology, Inc. 1,809 11,867
*Kymera Therapeutics, Inc. 6,587 225,735
Labcorp Holdings, Inc. 5,401 1,301,695
*Lantern Pharma, Inc. 4 14
#*Lantheus Holdings, Inc. 4,605 480,486
LeMaitre Vascular, Inc. 1,672 151,717
*LENSAR, Inc. 4 56
*LENZ Therapeutics, Inc. 1 29
*LifeStance Health Group, Inc. 29,966 196,877
*Ligand Pharmaceuticals, Inc. 1,306 143,477
*Lipocine, Inc. 2,328 7,706
*Lisata Therapeutics, Inc. 8 19
*LivaNova PLC 3,397 125,689
*MannKind Corp. 15,954 80,408
#*Masimo Corp. 2,742 441,352
McKesson Corp. 2,954 2,105,582
*Medpace Holdings, Inc. 1,723 531,356
Medtronic PLC 23,028 1,951,853
*MeiraGTx Holdings PLC 4,007 28,410
Merck & Co., Inc. 39,567 3,371,108
*Merit Medical Systems, Inc. 3,425 323,491
Mesa Laboratories, Inc. 334 38,494

39
Dimensional US Core Equity 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Mettler-Toledo International, Inc. 471 $ 504,238
*MiMedx Group, Inc. 11,813 81,273
*Mineralys Therapeutics, Inc. 960 13,642
*Molina Healthcare, Inc. 3,059 1,000,324
*Monte Rosa Therapeutics, Inc. 2,649 13,007
*Natera, Inc. 2,575 388,645
National HealthCare Corp. 1,792 169,326
#*Neogen Corp. 5,833 29,457
*NeoGenomics, Inc. 4,412 28,215
*Neurocrine Biosciences, Inc. 5,034 542,111
*Niagen Bioscience, Inc. 1,050 8,243
*Novocure, Ltd. 3,109 56,397
*Nutex Health, Inc. 340 37,390
*Nuvalent, Inc., Class A 781 59,942
#*Nuvation Bio, Inc. 21,186 47,669
*Olema Pharmaceuticals, Inc. 1,232 6,357
*Omnicell, Inc. 5,726 178,995
*Option Care Health, Inc. 9,577 309,433
*Oramed Pharmaceuticals, Inc. 4,523 10,493
*Organogenesis Holdings, Inc. 9,772 47,981
Organon & Co. 18,613 240,666
*ORIC Pharmaceuticals, Inc. 5,327 30,417
*Orthofix Medical, Inc. 2,769 38,517
*OrthoPediatrics Corp. 1,575 32,792
*Pacira BioSciences, Inc. 5,158 138,750
*Pediatrix Medical Group, Inc. 10,063 129,611
*Pennant Group, Inc. (The) 1,833 46,961
*Penumbra, Inc. 1,256 367,807
*Performant Healthcare, Inc. 8 19
Perrigo Co. PLC 12,790 328,959
*Personalis, Inc. 4,237 16,016
Pfizer, Inc. 142,548 3,479,597
Phibro Animal Health Corp.,
Class A 1,572 29,255
*Phreesia, Inc. 3,496 87,260
Premier, Inc., Class A 9,490 193,122
*Prestige Consumer Healthcare,
Inc. 3,969 322,402
#*Prime Medicine, Inc. 4,186 7,242
*Privia Health Group, Inc. 6,690 157,081
*Protara Therapeutics, Inc. 2,484 8,694
*PTC Therapeutics, Inc. 5,083 253,337
*Pulmatrix, Inc. 1,402 9,267
*Pulmonx Corp. 461 2,227
Quest Diagnostics, Inc. 7,197 1,282,649
*QuidelOrtho Corp. 5,134 142,674
*RadNet, Inc. 4,228 221,463
Regeneron Pharmaceuticals, Inc. 645 386,200
*Repligen Corp. 2,384 328,968
*Replimune Group, Inc. 5,796 56,685
ResMed, Inc. 5,921 1,400,849
*Revolution Medicines, Inc. 7,562 305,354
#Revvity, Inc. 5,564 519,845
*Rezolute, Inc. 2,131 8,013
*Rigel Pharmaceuticals, Inc. 665 13,007
*Sanara Medtech, Inc. 360 11,498
*Sarepta Therapeutics, Inc. 4,893 305,323
#*Schrodinger, Inc. 970 24,861
Shares Value†
HEALTH CARE — (Continued)
Select Medical Holdings Corp. 9,565 $ 174,466
*Semler Scientific, Inc. 525 16,973
*Sensus Healthcare, Inc. 4 17
#SIGA Technologies, Inc. 3,746 20,678
*Sight Sciences, Inc. 10 31
#Simulations Plus, Inc. 512 17,587
*Solid Biosciences, Inc. 4 13
*Solventum Corp. 960 63,475
*Sonida Senior Living, Inc. 484 11,238
*Sotera Health Co. 3,143 36,145
#*SpringWorks Therapeutics, Inc. 861 39,864
STERIS PLC 1,986 446,334
#*Stoke Therapeutics, Inc. 3,205 31,281
Stryker Corp. 4,011 1,499,793
#*Summit Therapeutics, Inc. 6,816 164,402
*Supernus Pharmaceuticals, Inc. 5,584 181,368
*Surgery Partners, Inc. 507 11,129
*Surmodics, Inc. 600 16,806
*Syndax Pharmaceuticals, Inc. 2,127 30,097
*Tactile Systems Technology, Inc. 2,221 31,361
*Talkspace, Inc. 3,416 10,487
*Tarsus Pharmaceuticals, Inc. 8 415
*Tectonic Therapeutic, Inc. 600 12,516
*Teladoc Health, Inc. 16,069 115,536
Teleflex, Inc. 918 125,812
*Tenet Healthcare Corp. 7,712 1,102,430
*Theravance Biopharma, Inc. 2,317 22,637
Thermo Fisher Scientific, Inc. 6,608 2,834,832
*Tourmaline Bio, Inc. 1,462 25,161
#*TransMedics Group, Inc. 531 48,857
#*Trevi Therapeutics, Inc. 4,454 30,777
*TruBridge, Inc. 600 15,618
*Twist Bioscience Corp. 1,177 45,103
*UFP Technologies, Inc. 463 96,554
*United Therapeutics Corp. 3,320 1,006,259
UnitedHealth Group, Inc. 22,658 9,322,408
Universal Health Services, Inc.,
Class B 3,551 628,776
US Physical Therapy, Inc. 1,485 105,598
Utah Medical Products, Inc. 175 9,056
*Vanda Pharmaceuticals, Inc. 2,317 10,450
*Veeva Systems, Inc., Class A 4,256 994,585
*Veracyte, Inc. 6,060 184,830
*Vericel Corp. 1,871 71,135
*Vertex Pharmaceuticals, Inc. 3,126 1,592,697
Viatris, Inc. 47,288 398,165
*Vir Biotechnology, Inc. 5,011 30,667
#*Viridian Therapeutics, Inc. 9,515 128,928
*Waters Corp. 2,181 758,399
West Pharmaceutical Services,
Inc. 1,058 223,545
*XOMA Royalty Corp. 4 96
*Y-mAbs Therapeutics, Inc. 8 34
Zimmer Biomet Holdings, Inc. 6,825 703,316
*Zimvie, Inc. 815 7,384
Zoetis, Inc. 10,281 1,607,948

40
Dimensional US Core Equity 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Zymeworks, Inc. 7,551 $ 98,239
TOTAL HEALTH CARE 152,441,966
INDUSTRIALS — ( 12 .3% )
3M Co. 13,718 1,905,567
A.O. Smith Corp. 4,923 334,075
AAON, Inc. 4,239 386,894
*AAR Corp. 2,063 110,288
ABM Industries, Inc. 5,378 262,124
ACCO Brands Corp. 4,924 19,007
Acuity, Inc. 1,136 276,741
*ACV Auctions, Inc., Class A 6,891 101,229
Advanced Drainage Systems, Inc. 1,450 164,560
AECOM 10,190 1,005,244
*AeroVironment, Inc. 1,636 247,887
*AerSale Corp. 1,804 12,574
AGCO Corp. 5,816 493,371
*Air Industries Group 1,971 6,977
Air Lease Corp. 7,258 339,384
*Air T, Inc. 533 8,533
Alamo Group, Inc. 603 100,689
*Alaska Air Group, Inc. 9,168 405,867
Albany International Corp. 1,393 91,604
Alight, Inc., Class A 34,519 176,392
Allegiant Travel Co. 1,764 82,785
Allegion PLC 4,904 682,637
Allient, Inc. 550 11,742
Allison Transmission Holdings,
Inc. 5,962 549,935
*Alpha Pro Tech, Ltd. 1,930 8,453
*Amentum Holdings, Inc. 4,669 101,878
#*American Airlines Group, Inc. 18,635 185,418
*American Superconductor Corp. 1,945 38,608
*American Woodmark Corp. 656 38,704
AMETEK, Inc. 8,124 1,377,668
*API Group Corp. 15,679 593,137
Apogee Enterprises, Inc. 4,253 168,717
Applied Industrial Technologies,
Inc. 1,727 420,145
#*Archer Aviation, Inc., Class A 6,786 56,527
Arcosa, Inc. 4,516 361,596
Argan, Inc. 1,007 154,202
Armstrong World Industries, Inc. 2,931 425,054
Astec Industries, Inc. 2,079 75,322
#*Astronics Corp. 1,978 44,881
*ATI, Inc. 11,624 632,113
Atmus Filtration Technologies,
Inc. 4,451 154,316
Automatic Data Processing, Inc. 12,973 3,899,684
*Avis Budget Group, Inc. 1,502 139,130
*Axon Enterprise, Inc. 1,299 796,677
*AZEK Co., Inc. (The) 6,682 331,160
AZZ, Inc. 1,764 153,045
Barrett Business Services, Inc. 1,954 79,254
*Blade Air Mobility, Inc. 20 53
*Bloom Energy Corp., Class A 9,112 166,932
#*Blue Bird Corp. 3,596 125,393
*BlueLinx Holdings, Inc. 489 31,853
*Boeing Co. (The) 9,040 1,656,490
Shares Value†
INDUSTRIALS — (Continued)
Boise Cascade Co. 2,601 $ 242,621
Booz Allen Hamilton Holding
Corp. 4,453 534,449
Brady Corp., Class A 2,567 180,434
*BrightView Holdings, Inc. 9,125 125,195
Brink's Co. (The) 2,452 218,816
Broadridge Financial Solutions,
Inc. 2,235 541,764
*Builders FirstSource, Inc. 7,089 848,057
BWX Technologies, Inc. 4,714 514,392
*Byrna Technologies, Inc. 767 17,173
*CACI International, Inc., Class A 1,079 494,042
*Cadeler A/S, ADR 10 209
Cadre Holdings, Inc. 2,524 73,575
#Carlisle Cos., Inc. 3,113 1,181,321
Carrier Global Corp. 24,552 1,535,482
*Casella Waste Systems, Inc. 3,755 441,025
Caterpillar, Inc. 13,624 4,213,494
*CBIZ, Inc. 2,374 161,669
*CECO Environmental Corp. 1,759 41,847
CH Robinson Worldwide, Inc. 7,101 633,551
#*Chart Industries, Inc. 3,397 458,527
Cintas Corp. 7,099 1,502,716
Civeo Corp. 1,444 27,422
*Clean Harbors, Inc. 3,594 768,900
CNH Industrial NV 113,158 1,309,238
Columbus McKinnon Corp. 986 14,642
Comfort Systems USA, Inc. 1,870 743,419
#Concentrix Corp. 5,190 265,001
*Conduent, Inc. 11,296 23,835
#*Construction Partners, Inc.,
Class A 2,038 167,401
Copa Holdings SA, Class A 3,073 281,978
*Copart, Inc. 32,899 2,007,826
*Core & Main, Inc., Class A 9,972 525,325
Costamare, Inc. 11,659 108,778
Covenant Logistics Group, Inc. 1,208 24,039
*CPI Aerostructures, Inc. 6,300 20,286
CRA International, Inc. 705 114,351
Crane Co. 2,716 437,222
CSG Systems International, Inc. 3,113 187,185
CSW Industrials, Inc. 1,240 387,475
CSX Corp. 104,533 2,934,241
Cummins, Inc. 5,719 1,680,471
Curtiss-Wright Corp. 2,846 981,557
#*Custom Truck One Source, Inc. 5,764 23,229
#*Dayforce, Inc. 7,343 424,939
Deere & Co. 8,785 4,072,375
Delta Air Lines, Inc. 39,043 1,625,360
Deluxe Corp. 6,307 92,082
*Distribution Solutions Group, Inc. 1,851 48,200
*DNOW, Inc. 10,455 165,921
Donaldson Co., Inc. 8,351 548,911
Douglas Dynamics, Inc. 2,398 57,504
Dover Corp. 2,438 416,045
*Driven Brands Holdings, Inc. 13,402 221,401
*Ducommun, Inc. 1,409 80,764
Dun & Bradstreet Holdings, Inc. 31,133 279,263

41
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*DXP Enterprises, Inc. 1,085 $ 95,979
*Dycom Industries, Inc. 2,071 346,996
Eastern Co. (The) 491 10,306
Eaton Corp. PLC 8,319 2,448,864
EMCOR Group, Inc. 3,479 1,394,035
Emerson Electric Co. 7,709 810,293
*Energy Recovery, Inc. 2,897 44,759
Enerpac Tool Group Corp. 4,000 161,480
EnerSys 3,381 292,795
Ennis, Inc. 1,831 32,866
Enpro, Inc. 1,840 274,896
*Enviri Corp. 7,106 48,818
Equifax, Inc. 4,788 1,245,502
Esab Corp. 3,921 470,991
ESCO Technologies, Inc. 1,316 205,888
Espey Mfg. & Electronics Corp. 611 18,794
*Everus Construction Group, Inc. 2,124 85,470
*ExlService Holdings, Inc. 8,536 413,825
Expeditors International of
Washington, Inc. 10,173 1,118,114
Exponent, Inc. 1,904 149,807
Fastenal Co. 21,518 1,742,312
Federal Signal Corp. 3,380 275,233
FedEx Corp. 11,898 2,502,506
Ferguson Enterprises, Inc. 10,388 1,762,428
#*First Advantage Corp. 6,155 86,786
Flowserve Corp. 7,341 332,033
*Fluor Corp. 13,363 466,235
Fortive Corp. 9,371 653,065
Fortune Brands Innovations, Inc. 7,966 428,730
Franklin Electric Co., Inc. 2,412 204,924
*FreightCar America, Inc. 389 2,248
#*Frontier Group Holdings, Inc. 14,666 43,705
FTAI Aviation, Ltd. 358 38,345
FTAI Infrastructure, Inc. 9,202 39,753
*FTI Consulting, Inc. 2,171 360,994
*Gates Industrial Corp. PLC 16,132 305,217
GATX Corp. 2,958 431,750
GE Vernova, Inc. 3,307 1,226,302
Genco Shipping & Trading, Ltd. 1,423 18,442
*Gencor Industries, Inc. 4 51
*Generac Holdings, Inc. 4,339 496,295
General Dynamics Corp. 2,883 784,522
General Electric Co. 16,552 3,335,890
Genpact, Ltd. 9,306 467,720
*Gibraltar Industries, Inc. 3,451 182,730
*GMS, Inc. 2,636 193,113
Gorman-Rupp Co. (The) 1,317 47,228
Graco, Inc. 13,435 1,096,430
*Graham Corp. 504 15,362
#Granite Construction, Inc. 2,788 226,637
*Great Lakes Dredge & Dock
Corp. 5,535 50,313
Greenbrier Cos., Inc. (The) 2,026 85,943
Griffon Corp. 2,800 190,708
*GXO Logistics, Inc. 5,649 204,720
H&E Equipment Services, Inc. 3,384 303,917
*Hayward Holdings, Inc. 21,425 285,595
Shares Value†
INDUSTRIALS — (Continued)
*Healthcare Services Group, Inc. 7,188 $ 102,141
Heartland Express, Inc. 7,118 54,097
HEICO Corp. 1,220 305,927
HEICO Corp., Class A 1,919 385,585
Heidrick & Struggles International,
Inc. 1,981 77,299
Helios Technologies, Inc. 1,015 27,669
#Herc Holdings, Inc. 1,784 195,241
Hexcel Corp. 4,144 200,860
Hillenbrand, Inc. 554 11,207
*Hillman Solutions Corp. 23,347 163,196
HireQuest, Inc. 311 3,197
HNI Corp. 2,837 120,005
Honeywell International, Inc. 16,763 3,528,611
Howmet Aerospace, Inc. 16,121 2,234,048
Hub Group, Inc., Class A 3,733 117,925
Hubbell, Inc. 4,190 1,521,724
Huntington Ingalls Industries, Inc. 1,321 304,279
*Hurco Cos., Inc. 634 10,575
*Huron Consulting Group, Inc. 940 126,703
Hyster-Yale, Inc. 923 35,471
*IBEX Holdings, Ltd. 897 22,461
ICF International, Inc. 647 54,969
IDEX Corp. 4,959 862,717
*IES Holdings, Inc. 2,342 460,625
Illinois Tool Works, Inc. 6,125 1,469,449
Ingersoll Rand, Inc. 10,860 819,170
#*Innodata, Inc. 851 32,185
*Innovative Solutions and
Support, Inc. 1,600 10,784
Insperity, Inc. 1,241 80,677
Insteel Industries, Inc. 1,556 52,764
Interface, Inc. 9,027 169,708
ITT, Inc. 5,027 688,800
Jacobs Solutions, Inc. 9,110 1,127,818
*Janus International Group, Inc. 5,604 38,556
JB Hunt Transport Services, Inc. 7,895 1,030,929
JBT Marel Corp. 2,382 250,729
#*JetBlue Airways Corp. 28,205 122,974
Johnson Controls International
PLC 23,437 1,966,364
#Kadant, Inc. 793 233,935
Karat Packaging, Inc. 900 23,742
KBR, Inc. 9,363 494,460
Kennametal, Inc. 7,887 153,639
Kforce, Inc. 2,185 83,467
*Kirby Corp. 4,096 394,732
Knight-Swift Transportation
Holdings, Inc. 13,391 524,525
Korn Ferry 4,381 270,308
*Kratos Defense & Security
Solutions, Inc. 8,623 291,328
*L.B. Foster Co., Class A 4 80
L3Harris Technologies, Inc. 7,111 1,564,562
Landstar System, Inc. 2,248 301,569
Leidos Holdings, Inc. 10,019 1,474,596
Lennox International, Inc. 767 419,357
Leonardo DRS, Inc. 8,238 304,476
*Limbach Holdings, Inc. 646 61,848

42
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Lincoln Electric Holdings, Inc. 2,678 $ 471,864
Lindsay Corp. 780 100,667
*Liquidity Services, Inc. 2,310 73,412
Lockheed Martin Corp. 6,451 3,081,965
LSI Industries, Inc. 1,673 25,246
Luxfer Holdings PLC 934 10,050
*Lyft, Inc., Class A 8,747 108,463
*Manitowoc Co., Inc. (The) 1,983 15,626
ManpowerGroup, Inc. 3,141 135,283
Marten Transport, Ltd. 9,019 115,804
Masco Corp. 11,974 725,744
*MasTec, Inc. 4,251 541,237
*Mastech Digital, Inc. 4 29
*Masterbrand, Inc. 12,519 152,106
*Matrix Service Co. 806 9,350
Matson, Inc. 2,926 319,197
Maximus, Inc. 5,795 388,033
*Mayville Engineering Co., Inc. 483 6,173
McGrath RentCorp 1,695 180,806
*Mercury Systems, Inc. 5,131 256,550
*Middleby Corp. (The) 5,008 667,817
Miller Industries, Inc. 941 38,402
MillerKnoll, Inc. 6,427 105,403
*Mistras Group, Inc. 1,115 10,169
Moog, Inc., Class A 1,567 262,081
*MRC Global, Inc. 6,579 76,645
MSA Safety, Inc. 2,497 393,078
MSC Industrial Direct Co., Inc. 2,451 187,452
Mueller Industries, Inc. 5,448 400,755
Mueller Water Products, Inc.,
Class A 8,483 222,594
*MYR Group, Inc. 715 87,459
National Presto Industries, Inc. 499 42,091
*Nephros, Inc. 2,462 4,924
*NEXTracker, Inc., Class A 12,183 494,752
NL Industries, Inc. 8 69
*NN, Inc. 3,347 6,727
Nordson Corp. 3,280 621,790
Norfolk Southern Corp. 10,562 2,366,416
Northrop Grumman Corp. 3,007 1,462,906
*Northwest Pipe Co. 639 27,068
*NV5 Global, Inc. 4,451 82,566
nVent Electric PLC 5,684 312,108
Old Dominion Freight Line, Inc. 9,514 1,458,306
*OPENLANE, Inc. 7,040 130,310
*Optex Systems Holdings, Inc. 1,495 9,538
*Orion Group Holdings, Inc. 4 26
Oshkosh Corp. 4,801 402,132
Otis Worldwide Corp. 11,796 1,135,601
Owens Corning 6,502 945,456
PACCAR, Inc. 21,535 1,942,672
Pangaea Logistics Solutions, Ltd. 16 64
Park Aerospace Corp. 4 52
Parker-Hannifin Corp. 3,473 2,101,373
Park-Ohio Holdings Corp. 4 80
*Parsons Corp. 5,065 338,646
Paychex, Inc. 14,466 2,128,238
#Paycom Software, Inc. 3,813 863,225
Shares Value†
INDUSTRIALS — (Continued)
*Paylocity Holding Corp. 2,868 $ 550,943
Pentair PLC 11,814 1,071,884
*Perma-Fix Environmental
Services, Inc. 697 5,715
*Perma-Pipe International
Holdings, Inc. 4 48
Pioneer Power Solutions, Inc. 482 1,287
Pitney Bowes, Inc. 5,086 44,146
*Planet Labs PBC 28,989 95,374
#*Plug Power, Inc. 9,471 8,264
#Powell Industries, Inc. 942 172,490
*Power Solutions International,
Inc. 572 14,426
Preformed Line Products Co. 371 50,964
Primoris Services Corp. 4,447 266,687
*Proto Labs, Inc. 2,315 81,395
*Pursuit Attractions and
Hospitality, Inc. 797 23,344
Quad/Graphics, Inc. 3,416 16,294
Quanta Services, Inc. 5,468 1,600,429
*Radiant Logistics, Inc. 3,716 21,739
*RBC Bearings, Inc. 1,538 505,341
*RCM Technologies, Inc. 8 140
Regal Rexnord Corp. 900 95,256
Republic Services, Inc. 3,899 977,674
*Resideo Technologies, Inc. 10,810 181,392
REV Group, Inc. 3,456 113,011
Robert Half, Inc. 1,673 74,114
#*Rocket Lab USA, Inc. 10,441 227,509
Rockwell Automation, Inc. 4,189 1,037,532
Rollins, Inc. 7,202 411,450
RTX Corp. 37,860 4,775,282
Rush Enterprises, Inc., Class A 4,552 232,106
Rush Enterprises, Inc., Class B 988 57,146
*RXO, Inc. 7,483 105,435
Ryder System, Inc. 2,776 382,172
*Saia, Inc. 690 168,360
Schneider National, Inc., Class B 5,791 124,449
Science Applications International
Corp. 3,412 412,954
Sensata Technologies Holding
PLC 6,417 137,324
Shyft Group, Inc. (The) 2,700 22,842
Simpson Manufacturing Co., Inc. 2,618 402,360
*SiteOne Landscape Supply, Inc. 1,566 179,792
*Skillsoft Corp. 285 5,452
*SkyWest, Inc. 3,610 321,904
Snap-on, Inc. 4,047 1,269,989
#Southwest Airlines Co. 43,777 1,224,005
*SPX Technologies, Inc. 2,871 385,145
SS&C Technologies Holdings,
Inc. 16,374 1,237,874
Standex International Corp. 679 96,024
Stanley Black & Decker, Inc. 8,732 524,095
Steelcase, Inc., Class A 8,305 82,386
#*Sterling Infrastructure, Inc. 2,902 433,646
*Sun Country Airlines Holdings,
Inc. 3,490 34,202
#*Sunrun, Inc. 10,862 74,839

43
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*TaskUS, Inc., Class A 1,808 $ 25,240
*Taylor Devices, Inc. 148 4,721
*Team, Inc. 1,323 27,148
*TechPrecision Corp. 3,842 9,374
#Tecnoglass, Inc. 4,544 323,851
Tennant Co. 1,862 134,362
Terex Corp. 3,765 132,528
Tetra Tech, Inc. 12,029 375,185
Textron, Inc. 11,401 802,288
*Thermon Group Holdings, Inc. 3,351 87,897
Timken Co. (The) 4,574 293,878
Toro Co. (The) 7,974 544,465
Trane Technologies PLC 4,231 1,621,785
#*Transcat, Inc. 141 11,186
TransDigm Group, Inc. 1,287 1,818,621
TransUnion 14,880 1,234,445
*Trex Co., Inc. 5,609 324,312
Trinity Industries, Inc. 6,079 152,583
*Triumph Group, Inc. 2,568 65,227
*Tutor Perini Corp. 5,778 123,996
*Uber Technologies, Inc. 23,375 1,893,609
UFP Industries, Inc. 5,144 508,484
U-Haul Holding Co. 9,575 524,710
*U-Haul Holding Co. 802 49,235
UniFirst Corp. 1,196 213,450
Union Pacific Corp. 16,723 3,606,482
*United Airlines Holdings, Inc. 21,742 1,496,284
United Parcel Service, Inc., Class
B 18,762 1,788,019
United Rentals, Inc. 4,217 2,662,825
#Universal Logistics Holdings,
Inc. 1,334 29,001
*Upwork, Inc. 7,006 92,129
*V2X, Inc. 3,725 185,356
Valmont Industries, Inc. 1,345 394,381
Veralto Corp. 3,384 324,526
Verisk Analytics, Inc. 4,695 1,391,739
*Verra Mobility Corp. 13,054 284,577
Vertiv Holdings Co., Class A 7,077 604,234
*Vicor Corp. 1,872 74,702
#Virco Mfg. Corp. 1,186 10,899
VSE Corp. 2,021 231,445
Wabash National Corp. 1,781 12,307
Waste Management, Inc. 9,490 2,214,586
#Watsco, Inc. 1,707 784,947
Watts Water Technologies, Inc.,
Class A 1,554 322,842
Werner Enterprises, Inc. 3,718 91,686
WESCO International, Inc. 3,419 557,160
Westinghouse Air Brake
Technologies Corp. 4,728 873,451
*Willdan Group, Inc. 1,001 39,239
Willis Lease Finance Corp. 1,183 183,034
#WillScot Holdings Corp. 1,727 43,382
Woodward, Inc. 3,366 631,361
Worthington Enterprises, Inc. 2,018 102,171
WW Grainger, Inc. 1,882 1,927,751
*Xometry, Inc., Class A 2,687 68,895
Shares Value†
INDUSTRIALS — (Continued)
*XPO, Inc. 7,137 $ 757,378
Xylem, Inc. 6,422 774,301
Zurn Elkay Water Solutions Corp. 9,654 327,850
TOTAL INDUSTRIALS 189,538,931
INFORMATION TECHNOLOGY — ( 23 .7% )
*8x8, Inc. 5,573 9,864
A10 Networks, Inc. 5,209 85,844
Accenture PLC, Class A 16,378 4,899,479
*ACI Worldwide, Inc. 6,457 344,546
Adeia, Inc. 12,168 149,788
*Adobe, Inc. 7,530 2,823,599
*ADTRAN Holdings, Inc. 1,919 14,700
Advanced Energy Industries, Inc. 2,786 271,384
*Advanced Micro Devices, Inc. 12,868 1,252,700
*Agilysys, Inc. 1,037 77,101
*Akamai Technologies, Inc. 5,482 441,740
*Alarm.com Holdings, Inc. 2,583 138,449
*Alkami Technology, Inc. 3,217 85,862
*Allegro MicroSystems, Inc. 10,830 206,528
*Alpha & Omega Semiconductor,
Ltd. 2,168 40,823
*Ambarella, Inc. 1,187 56,964
Amdocs, Ltd. 4,967 439,977
Amkor Technology, Inc. 4,325 75,471
Amphenol Corp., Class A 11,741 903,470
*Amtech Systems, Inc. 2,010 6,935
Analog Devices, Inc. 5,008 976,159
*ANSYS, Inc. 492 158,365
*Appfolio, Inc., Class A 770 159,020
Apple, Inc. 375,461 79,785,461
Applied Materials, Inc. 12,571 1,894,575
#*Applied Optoelectronics, Inc. 3,526 45,098
*AppLovin Corp., Class A 7,572 2,039,215
*Arista Networks, Inc. 13,384 1,101,102
*Arrow Electronics, Inc. 4,328 481,966
*ASGN, Inc. 985 49,624
*Astrotech Corp. 2 12
*Atlassian Corp., Class A 1,427 325,798
*Aurora Innovation, Inc. 39,235 284,061
*Autodesk, Inc. 4,248 1,165,014
*AvePoint, Inc. 4,391 71,793
Avnet, Inc. 6,376 299,608
Badger Meter, Inc. 1,365 301,419
Bel Fuse, Inc., Class B 1,193 78,464
Belden, Inc. 2,291 236,225
Benchmark Electronics, Inc. 4,338 141,115
Bentley Systems, Inc., Class B 12,853 552,550
*BILL Holdings, Inc. 5,125 233,546
*BK Technologies Corp. 167 7,452
*Blackbaud, Inc. 3,987 241,373
*BlackLine, Inc. 1,795 84,778
#*Box, Inc., Class A 6,750 210,735
Broadcom, Inc. 79,030 15,210,904
#*C3.ai, Inc., Class A 3,393 74,680
*Cadence Design Systems, Inc. 3,421 1,018,569
*Calix, Inc. 3,727 152,472
#*CCC Intelligent Solutions
Holdings, Inc. 39,735 367,946

44
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
CDW Corp. 1,332 $ 213,866
*CEVA, Inc. 1,851 48,515
*Ciena Corp. 6,367 427,608
#*Cipher Mining, Inc. 37,854 107,884
*Cirrus Logic, Inc. 3,236 310,785
Cisco Systems, Inc. 96,997 5,599,637
Clear Secure, Inc., Class A 5,728 141,367
*Clearfield, Inc. 822 23,567
*Clearwater Analytics Holdings,
Inc., Class A 1 23
Climb Global Solutions, Inc. 327 34,466
*Cloudflare, Inc., Class A 2,821 340,720
*Coda Octopus Group, Inc. 4 27
Cognex Corp. 7,049 192,438
Cognizant Technology Solutions
Corp., Class A 18,756 1,379,879
*Coherent Corp. 5,723 368,103
*CommScope Holding Co., Inc. 3,918 14,653
*Commvault Systems, Inc. 1,204 201,225
*Consensus Cloud Solutions, Inc. 731 14,518
*CoreCard Corp. 306 5,943
Corning, Inc. 33,915 1,505,148
*Corsair Gaming, Inc. 8,921 63,161
*CPI Card Group, Inc. 4 105
#Crane NXT Co. 2,677 125,605
*Credo Technology Group
Holding, Ltd. 3,458 148,867
*Crexendo, Inc. 4 20
*Crowdstrike Holdings, Inc., Class
A 1,372 588,410
CSP, Inc. 731 12,164
CTS Corp. 3,232 123,075
*CVD Equipment Corp. 3,304 9,582
*Daily Journal Corp. 101 38,277
*Daktronics, Inc. 4,293 54,478
*Data I/O Corp. 3,526 8,039
*Data Storage Corp. 4 14
*Datadog, Inc., Class A 3,953 403,838
Dell Technologies, Inc., Class C 4,648 426,500
*Diebold Nixdorf, Inc. 4,476 198,421
*Digi International, Inc. 4,223 114,866
*Digital Turbine, Inc. 3,933 11,799
*DigitalOcean Holdings, Inc. 4,666 144,179
*Diodes, Inc. 949 36,442
*Docusign, Inc. 8,211 671,249
Dolby Laboratories, Inc., Class A 3,921 301,094
*Dropbox, Inc., Class A 6,459 184,404
*DXC Technology Co. 19,666 305,216
*Dynatrace, Inc. 14,818 696,001
*Eastman Kodak Co. 5,414 34,054
*eGain Corp. 4 21
*Elastic NV 2,166 186,709
*Electro-Sensors, Inc. 210 888
Entegris, Inc. 5,976 472,821
*EPAM Systems, Inc. 996 156,282
*ePlus, Inc. 3,287 204,977
*EverCommerce, Inc. 1,233 12,034
*Evolv Technologies Holdings,
Inc. 4,836 21,230
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Expensify, Inc., Class A 5,554 $ 16,440
*Extreme Networks, Inc. 1,509 19,858
*F5, Inc. 3,669 971,331
*Fabrinet 2,540 520,852
*Fair Isaac Corp. 660 1,313,189
*FARO Technologies, Inc. 1,484 43,644
*First Solar, Inc. 2,793 351,415
*Flex, Ltd. 21,006 721,346
*FormFactor, Inc. 2,633 74,093
*Fortinet, Inc. 21,945 2,277,013
*Franklin Wireless Corp. 4 20
Frequency Electronics, Inc. 4 74
*Freshworks, Inc., Class A 11,714 173,016
*Gartner, Inc. 2,200 926,376
Gen Digital, Inc. 39,645 1,025,616
#*GlobalFoundries, Inc. 5,452 191,202
#*Globant SA 1,430 168,125
*GoDaddy, Inc., Class A 3,163 595,688
*Grid Dynamics Holdings, Inc. 9,245 130,909
*GSI Technology, Inc. 4 13
*Guidewire Software, Inc. 2,952 604,481
Hackett Group, Inc. (The) 1,523 38,897
*Harmonic, Inc. 12,587 113,031
Hewlett Packard Enterprise Co. 57,027 924,978
HP, Inc. 29,514 754,673
*HubSpot, Inc. 713 436,000
*I3 Verticals, Inc., Class A 8 201
*Informatica, Inc., Class A 4,269 80,385
*Inseego Corp. 1,000 8,140
#*Insight Enterprises, Inc. 1,380 190,826
*Intapp, Inc. 3,289 178,461
Intel Corp. 29,749 597,955
*Intellicheck, Inc. 2,213 5,887
*Intellinetics, Inc. 796 11,614
#InterDigital, Inc. 2,277 457,677
#*Interlink Electronics, Inc. 305 1,900
International Business Machines
Corp. 24,247 5,863,410
Intuit, Inc. 4,142 2,598,981
#*IonQ, Inc. 2,436 66,893
*IPG Photonics Corp. 659 39,468
*Itron, Inc. 2,548 283,567
Jabil, Inc. 7,589 1,112,244
*Jamf Holding Corp. 11,169 129,225
*JFrog, Ltd. 7,033 237,504
Juniper Networks, Inc. 4,728 171,721
*Keysight Technologies, Inc. 4,361 634,089
*Kimball Electronics, Inc. 1,008 14,455
KLA Corp. 3,309 2,325,201
*Klaviyo, Inc., Class A 2,715 82,645
*Knowles Corp. 10,106 159,068
Kulicke & Soffa Industries, Inc. 3,174 102,298
*KVH Industries, Inc. 4 20
*Kyndryl Holdings, Inc. 19,758 640,554
Lam Research Corp. 12,891 923,898
*Lantronix, Inc. 10,700 22,791
#*Lattice Semiconductor Corp. 3,251 159,071
*LGL Group, Inc. (The) 222 1,521

45
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Life360, Inc. 2,275 $ 97,598
Littelfuse, Inc. 121 22,060
*LiveRamp Holdings, Inc. 6,308 165,017
#*Lumentum Holdings, Inc. 4,890 288,706
*MACOM Technology Solutions
Holdings, Inc. 2,368 245,680
*Manhattan Associates, Inc. 626 111,046
Marvell Technology, Inc. 11,930 696,354
*MaxLinear, Inc. 7,211 72,038
*Meridianlink, Inc. 5,131 86,765
Methode Electronics, Inc. 3,361 21,073
Micron Technology, Inc. 23,134 1,780,161
Microsoft Corp. 178,515 70,559,839
*Mirion Technologies, Inc. 21,135 333,510
*Mitek Systems, Inc. 3,300 27,324
MKS Instruments, Inc. 621 43,557
*MongoDB, Inc. 894 153,920
Monolithic Power Systems, Inc. 924 548,024
Motorola Solutions, Inc. 4,494 1,979,113
*M-Tron Industries, Inc. 269 14,921
*N-able, Inc. 2,536 17,904
Napco Security Technologies, Inc. 1,468 33,544
#*nCino, Inc. 7,254 168,293
*NCR Voyix Corp. 11,019 94,433
NetApp, Inc. 7,074 634,892
*NETGEAR, Inc. 2,515 60,662
*NetScout Systems, Inc. 8,423 177,051
*NetSol Technologies, Inc. 636 1,577
*Nortech Systems, Inc. 1,076 9,501
*Novanta, Inc. 1,837 218,346
*Nutanix, Inc., Class A 12,291 844,392
NVE Corp. 142 8,252
NVIDIA Corp. 641,302 69,850,614
NXP Semiconductors NV 13,715 2,527,812
*Okta, Inc. 8,230 923,077
*Olo, Inc., Class A 12,172 75,466
*ON Semiconductor Corp. 5,182 205,725
*ON24, Inc. 12 56
*One Stop Systems, Inc. 4,700 10,857
OneSpan, Inc. 2,662 39,584
*Onto Innovation, Inc. 2,494 304,193
*Ooma, Inc. 1,500 18,345
*Optical Cable Corp. 5,300 15,847
Oracle Corp. 54,242 7,632,934
#*OSI Systems, Inc. 1,098 224,805
*Ouster, Inc. 3,382 25,128
*Palantir Technologies, Inc.,
Class A 14,078 1,667,398
*Palo Alto Networks, Inc. 6,415 1,199,156
#*PAR Technology Corp. 2,191 127,954
PC Connection, Inc. 3,206 198,900
Pegasystems, Inc. 5,212 479,921
#*Penguin Solutions, Inc. 4,240 72,377
*Photronics, Inc. 5,220 95,369
*Plexus Corp. 1,810 221,598
Power Integrations, Inc. 3,214 157,872
#*Powerfleet, Inc. 11,256 56,730
*Procore Technologies, Inc. 4,768 305,581
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Progress Software Corp. 3,428 $ 205,543
*PTC, Inc. 6,071 940,823
*Pure Storage, Inc., Class A 10,271 465,893
*Q2 Holdings, Inc. 2,581 204,544
*Qorvo, Inc. 1,250 89,588
QUALCOMM, Inc. 27,027 4,012,428
*Qualys, Inc. 1,683 211,570
*Rambus, Inc. 6,087 296,985
Red Violet, Inc. 724 28,279
#ReposiTrak, Inc. 4 86
*RF Industries, Ltd. 4 15
*Ribbon Communications, Inc. 15,252 48,959
Richardson Electronics, Ltd. 4 35
#*Rimini Street, Inc. 8 28
*RingCentral, Inc., Class A 3,215 81,983
Roper Technologies, Inc. 1,885 1,055,751
Salesforce, Inc. 18,685 5,020,846
*Samsara, Inc., Class A 3,220 127,705
*Sandisk Corp. 3,204 102,880
*Sanmina Corp. 3,938 302,399
Sapiens International Corp. NV 3,804 104,192
*ScanSource, Inc. 2,137 70,500
Seagate Technology Holdings
PLC 9,914 902,471
*SEMrush Holdings, Inc., Class A 5,566 57,218
*SentinelOne, Inc., Class A 13,020 240,870
*ServiceNow, Inc. 2,331 2,226,128
*Silicon Laboratories, Inc. 1,804 183,575
*SiTime Corp. 1,346 197,674
#*SkyWater Technology, Inc. 3,239 22,965
Skyworks Solutions, Inc. 1,436 92,306
*Snowflake, Inc., Class A 5,580 889,954
*SoundThinking, Inc. 793 12,307
*Sprinklr, Inc., Class A 3,686 28,345
*SPS Commerce, Inc. 823 118,109
*Stratasys, Ltd. 20 189
*Synaptics, Inc. 836 46,532
*Synchronoss Technologies, Inc. 1,390 14,595
*Synopsys, Inc. 1,662 762,875
Taitron Components, Inc. 2,421 5,229
TD SYNNEX Corp. 3,746 415,057
TE Connectivity PLC 12,255 1,793,887
*Teledyne Technologies, Inc. 1,621 755,435
*Telos Corp. 10 27
*Tenable Holdings, Inc. 1,695 51,816
*Teradata Corp. 4,852 104,318
Teradyne, Inc. 2,568 190,571
#*Terawulf, Inc. 14,400 40,032
Texas Instruments, Inc. 19,492 3,119,695
*TransAct Technologies, Inc. 2,777 9,664
*Trimble, Inc. 13,289 825,778
*Trio-Tech International 114 588
*TTM Technologies, Inc. 8,421 168,588
*Turtle Beach Corp. 4 46
*Twilio, Inc., Class A 10,234 989,730
*Tyler Technologies, Inc. 845 459,089
*UiPath, Inc., Class A 11,939 142,552
*Ultra Clean Holdings, Inc. 2,722 50,915

46
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Unisys Corp. 2,604 $ 10,338
#*Unity Software, Inc. 21,214 446,979
Universal Display Corp. 2,899 364,201
*Veeco Instruments, Inc. 1,850 34,595
*Verint Systems, Inc. 5,675 100,107
*VeriSign, Inc. 2,883 813,352
#*Vertex, Inc., Class A 2,321 92,910
*Viant Technology, Inc., Class A 8 114
#*Viasat, Inc. 2,493 23,110
*Viavi Solutions, Inc. 13,840 146,427
Vishay Intertechnology, Inc. 14,033 182,289
Vontier Corp. 15,627 497,095
*Western Digital Corp. 10,310 452,197
*WidePoint Corp. 689 2,942
*Workday, Inc., Class A 2,311 566,195
#Xerox Holdings Corp. 5,733 25,283
*Xperi, Inc. 2,220 16,406
*Yext, Inc. 7,772 52,850
*Zebra Technologies Corp. 2,659 665,601
*Zeta Global Holdings Corp.,
Class A 6,108 79,770
*Zoom Communications, Inc. 8,498 658,935
*Zscaler, Inc. 1,651 373,407
TOTAL INFORMATION
TECHNOLOGY 366,101,584
MATERIALS — ( 3 .2% )
AdvanSix, Inc. 2,032 43,525
Air Products and Chemicals, Inc. 3,591 973,484
#Albemarle Corp. 141 8,256
Alcoa Corp. 16,108 395,129
#Amcor PLC 202,354 1,861,654
AptarGroup, Inc. 4,327 648,834
Ardagh Metal Packaging SA 7,474 27,729
*Arq, Inc. 3,130 11,863
*Ascent Industries Co. 4 53
Ashland, Inc. 806 43,838
*Aspen Aerogels, Inc. 940 5,076
Avery Dennison Corp. 8,010 1,370,591
Avient Corp. 7,982 265,880
*Axalta Coating Systems, Ltd. 22,817 741,552
Balchem Corp. 1,947 304,803
Ball Corp. 18,625 967,383
Cabot Corp. 3,202 251,485
Caledonia Mining Corp. PLC 6 79
Carpenter Technology Corp. 3,051 596,806
*Century Aluminum Co. 10,085 165,495
CF Industries Holdings, Inc. 12,528 981,819
Chemours Co. (The) 9,687 119,925
*Coeur Mining, Inc. 20,927 116,145
Commercial Metals Co. 8,443 376,051
#*Compass Minerals
International, Inc. 2,300 30,912
Corteva, Inc. 29,964 1,857,468
CRH PLC 11,276 1,075,956
Crown Holdings, Inc. 8,119 782,103
*Dakota Gold Corp. 24 65
Dow, Inc. 3,377 103,302
DuPont de Nemours, Inc. 13,363 881,824
Shares Value†
MATERIALS — (Continued)
Eagle Materials, Inc. 2,572 $ 582,275
Eastman Chemical Co. 5,130 395,010
Ecolab, Inc. 5,411 1,360,488
*Ecovyst, Inc. 8,004 47,864
Element Solutions, Inc. 18,329 374,095
*Flexible Solutions International,
Inc. 602 2,270
*Flotek Industries, Inc. 1,208 8,408
FMC Corp. 2,033 85,223
Freeport-McMoRan, Inc. 55,577 2,002,439
Friedman Industries, Inc. 4 69
#*Ginkgo Bioworks Holdings, Inc. 266 1,960
Graphic Packaging Holding Co. 26,398 668,133
Greif, Inc., Class A 2,608 136,868
Greif, Inc., Class B 4 222
Hawkins, Inc. 1,671 203,494
HB Fuller Co. 2,536 137,045
Hecla Mining Co. 56,933 325,657
*Idaho Strategic Resources, Inc. 6 96
*Ingevity Corp. 3,268 107,779
Innospec, Inc. 1,536 137,441
International Flavors &
Fragrances, Inc. 4,737 371,665
International Paper Co. 20,148 920,361
*Intrepid Potash, Inc. 804 26,564
#*Ivanhoe Electric, Inc. 5,179 32,628
Kaiser Aluminum Corp. 516 33,261
*Knife River Corp. 3,268 305,166
Kronos Worldwide, Inc. 3,618 27,895
Linde PLC 12,707 5,759,194
Louisiana-Pacific Corp. 5,573 481,006
*LSB Industries, Inc. 5,635 35,951
LyondellBasell Industries NV,
Class A 6,642 386,631
*Magnera Corp. 1,973 28,944
Martin Marietta Materials, Inc. 2,008 1,052,152
Materion Corp. 763 63,337
#*McEwen Mining, Inc. 2,396 18,689
Mercer International, Inc. 4,244 18,971
Minerals Technologies, Inc. 2,262 116,697
Mosaic Co. (The) 5,045 153,368
#*MP Materials Corp. 7,536 184,331
NewMarket Corp. 672 413,482
Newmont Corp. 44,518 2,345,208
*Nexa Resources SA 1,501 8,766
Nucor Corp. 5,383 642,569
*O-I Glass, Inc. 2,208 27,953
Packaging Corp. of America 8,112 1,505,668
*Perimeter Solutions, Inc. 17,594 178,227
PPG Industries, Inc. 9,276 1,009,785
#*PureCycle Technologies, Inc. 3,133 21,022
Radius Recycling, Inc. 8 235
Ramaco Resources, Inc., Class A 962 9,697
Ramaco Resources, Inc., Class B 27 248
*Ranpak Holdings Corp. 6,200 25,482
*Rayonier Advanced Materials,
Inc. 2,896 12,337
Reliance, Inc. 3,702 1,067,027

47
Dimensional US Core Equity 1 ETF
continued
Shares Value†
MATERIALS — (Continued)
Royal Gold, Inc. 3,341 $ 610,434
RPM International, Inc. 9,906 1,057,466
Ryerson Holding Corp. 2,434 56,907
Scotts Miracle-Gro Co. (The) 3,465 174,567
Sealed Air Corp. 11,364 313,192
Sensient Technologies Corp. 2,758 259,114
Sherwin-Williams Co. (The) 6,639 2,343,036
Silgan Holdings, Inc. 7,715 398,480
*Smith-Midland Corp. 421 12,626
Smurfit WestRock PLC 12,690 533,234
Sonoco Products Co. 6,140 251,740
Southern Copper Corp. 830 74,302
Steel Dynamics, Inc. 11,283 1,463,518
SunCoke Energy, Inc. 14,698 133,164
Sylvamo Corp. 5,086 303,227
*Tredegar Corp. 12 93
TriMas Corp. 4,556 109,572
Tronox Holdings PLC 2,036 11,015
United States Lime & Minerals,
Inc. 1,554 145,315
#United States Steel Corp. 11,662 509,746
#*US Gold Corp. 4 44
Vulcan Materials Co. 4,826 1,266,005
Warrior Met Coal, Inc. 310 14,824
Westlake Corp. 1,079 99,732
#Worthington Steel, Inc. 4,875 125,093
TOTAL MATERIALS 49,136,884
REAL ESTATE — ( 0 .3% )
*AMREP Corp. 486 10,959
*CBRE Group, Inc., Class A 10,749 1,313,313
*CKX Lands, Inc. 100 1,052
*Compass, Inc., Class A 13,523 104,398
*Comstock Holding Cos., Inc. 4 42
*CoStar Group, Inc. 12,044 893,303
*Cushman & Wakefield PLC 15,953 149,480
#eXp World Holdings, Inc. 6,579 60,264
*Five Point Holdings LLC, Class A 3,064 16,117
*Forestar Group, Inc. 2,025 39,001
*FRP Holdings, Inc. 1,324 35,199
*Howard Hughes Holdings, Inc. 2,916 194,001
*Jones Lang LaSalle, Inc. 3,018 686,323
Kennedy-Wilson Holdings, Inc. 13,782 88,205
Marcus & Millichap, Inc. 4,387 133,365
*Maui Land & Pineapple Co., Inc. 4 62
Millrose Properties, Inc. 1,179 29,522
Newmark Group, Inc., Class A 12,332 135,529
*RE/MAX Holdings, Inc. 1,361 10,412
RMR Group, Inc. (The), Class A 704 10,335
*Seaport Entertainment Group,
Inc. 462 8,847
St. Joe Co. (The) 3,047 128,949
*Tejon Ranch Co. 2,308 39,074
*Zillow Group, Inc., Class A 1,786 117,840
*Zillow Group, Inc., Class C 11,790 793,821
TOTAL REAL ESTATE 4,999,413
UTILITIES — ( 2 .6% )
AES Corp. (The) 3,761 37,610
ALLETE, Inc. 987 64,639
Shares Value†
UTILITIES — (Continued)
Alliant Energy Corp. 14,734 $ 899,363
Ameren Corp. 5,088 504,933
American Electric Power Co., Inc. 16,157 1,750,449
American States Water Co. 1,703 138,130
American Water Works Co., Inc. 4,171 613,179
Artesian Resources Corp., Class
A 349 12,397
Atmos Energy Corp. 4,022 646,054
Avista Corp. 4,413 183,007
Black Hills Corp. 3,316 201,944
Brookfield Renewable Corp. 4,822 137,234
California Water Service Group 2,907 147,240
CenterPoint Energy, Inc. 21,832 846,645
Chesapeake Utilities Corp. 1,145 150,762
Clearway Energy, Inc., Class A 1,937 52,977
Clearway Energy, Inc., Class C 4,130 121,174
CMS Energy Corp. 14,526 1,069,840
Consolidated Edison, Inc. 10,415 1,174,291
Consolidated Water Co., Ltd. 777 18,057
Constellation Energy Corp. 6,029 1,347,120
Dominion Energy, Inc. 27,016 1,469,130
DTE Energy Co. 4,139 567,043
Duke Energy Corp. 13,449 1,641,047
Edison International 7,988 427,438
Entergy Corp. 12,221 1,016,421
Essential Utilities, Inc. 11,240 462,301
Evergy, Inc. 12,982 897,056
Eversource Energy 4,066 241,846
Exelon Corp. 32,523 1,525,329
FirstEnergy Corp. 9,574 410,533
Genie Energy, Ltd., Class B 1,790 26,438
Global Water Resources, Inc. 4 42
H2O America 1,551 88,004
*Hawaiian Electric Industries, Inc. 4,199 44,090
IDACORP, Inc. 3,306 390,406
MDU Resources Group, Inc. 14,617 250,535
MGE Energy, Inc. 2,007 181,473
Middlesex Water Co. 978 61,731
National Fuel Gas Co. 5,490 421,522
New Jersey Resources Corp. 7,572 370,574
NextEra Energy, Inc. 43,574 2,914,229
NiSource, Inc. 26,755 1,046,388
Northwest Natural Holding Co. 1,392 59,995
Northwestern Energy Group, Inc. 4,107 239,151
NRG Energy, Inc. 12,954 1,419,499
OGE Energy Corp. 8,765 397,756
ONE Gas, Inc. 3,103 243,617
Ormat Technologies, Inc. 5,874 426,452
Otter Tail Corp. 1,814 143,995
PG&E Corp. 64,750 1,069,670
#Pinnacle West Capital Corp. 4,695 446,870
Portland General Electric Co. 6,692 281,867
PPL Corp. 15,059 549,654
Public Service Enterprise Group,
Inc. 14,395 1,150,592
*Pure Cycle Corp. 4 40
RGC Resources, Inc. 590 12,372
Sempra 21,121 1,568,657

48
Dimensional US Core Equity 1 ETF
continued
Shares Value†
UTILITIES — (Continued)
Southern Co. (The) 20,861 $ 1,916,917
Southwest Gas Holdings, Inc. 4,115 297,144
Spire, Inc. 2,612 199,922
TXNM Energy, Inc. 4,253 226,260
UGI Corp. 12,243 401,448
Unitil Corp. 1,008 59,129
Vistra Corp. 13,129 1,701,912
WEC Energy Group, Inc. 9,223 1,010,103
Xcel Energy, Inc. 19,186 1,356,450
York Water Co. (The) 463 16,298
TOTAL UTILITIES 39,766,391
TOTAL COMMON STOCKS 1,509,259,389
RIGHTS/WARRANTS — ( 0 .0% )
HEALTH CARE — ( 0 .0% )
*<Mirati Therapeutics CVR 45 134
Shares Value†
HEALTH CARE — (Continued)
*Poseida Therapeutics, Inc. CVR 18 $ 9
TOTAL HEALTH CARE 143
INFORMATION TECHNOLOGY — ( 0 .0% )
*Gen Digital, Inc. CVR 223 1,171
*M-Tron Industries, Inc. 2/28/2028 269 471
TOTAL INFORMATION
TECHNOLOGY 1,642
TOTAL RIGHTS/WARRANTS 1,785
TOTAL INVESTMENT SECURITIES — (97.8%)
(Cost $1,445,138,483) 1,509,261,174
SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term
Investment Fund 2,912,185 33,679,423
TOTAL INVESTMENTS — ( 100 .0% )
(Cost $1,478,817,906) $ 1,542,940,597
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 128,765,857 $ — $ — $ 128,765,857
Consumer Discretionary ................ 154,463,638 — — 154,463,638
Consumer Staples .................... 96,489,726 — — 96,489,726
Energy ............................. 65,870,360 — — 65,870,360
Financials ........................... 261,673,544 11,095 — 261,684,639
Health Care ......................... 152,441,966 — — 152,441,966
Industrials ........................... 189,538,931 — — 189,538,931
Information Technology ................ 366,101,584 — — 366,101,584
Materials ........................... 49,136,884 — — 49,136,884
Real Estate .......................... 4,999,413 — — 4,999,413
Utilities ............................. 39,766,391 — — 39,766,391
Rights/Warrants
Health Care ......................... — 9 134 143
Information Technology ................ 1,642 — — 1,642
Securities Lending Collateral .............. — 33,679,423 — 33,679,423
Total Investments ....................... $1,509,249,936 $33,690,527 $134> $1,542,940,597
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

49
Dimensional US High Profitability ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value†
COMMON STOCKS — ( 98.2% )
COMMUNICATION SERVICES — (2.0%)
#*Charter Communications, Inc.,
Class A 56,357 $ 22,084,054
#*Live Nation Entertainment, Inc. 46,255 6,126,475
Meta Platforms, Inc., Class A 150,566 82,660,734
#Omnicom Group, Inc. 113,267 8,626,414
Verizon Communications, Inc. 705,646 31,090,763
Warner Music Group Corp., Class
A 49,702 1,513,426
TOTAL COMMUNICATION
SERVICES 152,101,866
CONSUMER DISCRETIONARY — (9.6%)
Best Buy Co., Inc. 396,156 26,419,644
Booking Holdings, Inc. 1,238 6,312,909
*Burlington Stores, Inc. 42,400 9,541,696
*Carvana Co. 17,217 4,206,974
*Chewy, Inc., Class A 11,689 438,338
*Chipotle Mexican Grill, Inc. 686,537 34,683,849
Darden Restaurants, Inc. 92,847 18,628,822
*Deckers Outdoor Corp. 51,851 5,746,646
Dick's Sporting Goods, Inc. 39,466 7,409,347
eBay, Inc. 58,682 3,999,765
Expedia Group, Inc. 100,623 15,790,767
General Motors Co. 51,111 2,312,262
Home Depot, Inc. (The) 526,504 189,799,427
Las Vegas Sands Corp. 284,164 10,420,294
Lowe's Cos., Inc. 42,549 9,512,254
*Lululemon Athletica, Inc. 77,538 20,994,964
Marriott International, Inc., Class
A 7,428 1,772,172
NIKE, Inc., Class B 496,170 27,983,988
*NVR, Inc. 1,656 11,800,242
*O'Reilly Automotive, Inc. 558 789,682
#Pool Corp. 14,669 4,300,071
Ross Stores, Inc. 377,432 52,463,048
Royal Caribbean Cruises, Ltd. 244,305 52,503,588
Service Corp. International 194,078 15,506,832
Tapestry, Inc. 12,391 875,424
TJX Cos., Inc. (The) 897,078 115,435,997
#Tractor Supply Co. 1,089,923 55,171,902
*Ulta Beauty, Inc. 34,784 13,761,942
Williams-Sonoma, Inc. 171,622 26,510,450
TOTAL CONSUMER
DISCRETIONARY 745,093,296
CONSUMER STAPLES — (10.9%)
Albertsons Cos., Inc., Class A 120,446 2,647,403
Altria Group, Inc. 142,261 8,414,738
*BJ's Wholesale Club Holdings,
Inc. 55,010 6,466,976
Clorox Co. (The) 70,472 10,028,165
Coca-Cola Co. (The) 1,726,796 125,279,050
Colgate-Palmolive Co. 494,422 45,580,764
Costco Wholesale Corp. 229,172 227,911,554
#Hershey Co. (The) 75,602 12,639,898
Shares Value†
CONSUMER STAPLES — (Continued)
Kellanova 25,640 $ 2,122,223
Kenvue, Inc. 93,198 2,199,473
Kimberly-Clark Corp. 327,305 43,132,253
#Kroger Co. (The) 1,185,746 85,622,719
PepsiCo, Inc. 1,011,048 137,077,888
Procter & Gamble Co. (The) 368,834 59,961,343
*Sprouts Farmers Market, Inc. 2,283 390,393
Sysco Corp. 584,078 41,703,169
Target Corp. 324,261 31,356,039
TOTAL CONSUMER STAPLES 842,534,048
ENERGY — (3.8%)
Cheniere Energy, Inc. 332,441 76,830,439
ConocoPhillips 537,495 47,901,554
Coterra Energy, Inc. 75,306 1,849,515
Devon Energy Corp. 499,480 15,189,187
EOG Resources, Inc. 124,142 13,696,587
Expand Energy Corp. 43,428 4,512,169
Exxon Mobil Corp. 398 42,041
Hess Corp. 283,159 36,541,669
Marathon Petroleum Corp. 116,841 16,055,122
Occidental Petroleum Corp. 717,936 28,293,858
Targa Resources Corp. 212,272 36,277,285
#Texas Pacific Land Corp. 8,030 10,349,626
Valero Energy Corp. 43,236 5,019,267
TOTAL ENERGY 292,558,319
FINANCIALS — (11.9%)
American Express Co. 288,942 76,977,038
Ameriprise Financial, Inc. 176,978 83,360,178
Aon PLC, Class A 72,154 25,599,518
*Corpay, Inc. 71,062 23,121,443
Equitable Holdings, Inc. 288,372 14,259,995
FactSet Research Systems, Inc. 2,860 1,236,149
LPL Financial Holdings, Inc. 57,477 18,380,570
Marsh & McLennan Cos., Inc. 8,573 1,932,954
Mastercard, Inc., Class A 451,780 247,602,547
Moody's Corp. 81,163 36,776,579
Principal Financial Group, Inc. 12,190 903,889
Travelers Cos., Inc. (The) 84,364 22,283,063
Visa, Inc., Class A 1,067,195 368,715,872
Willis Towers Watson PLC 5,738 1,766,156
TOTAL FINANCIALS 922,915,951
HEALTH CARE — (16.7%)
AbbVie, Inc. 1,162,703 226,843,355
Amgen, Inc. 339,269 98,700,138
Bristol-Myers Squibb Co. 1,320,643 66,296,279
Cardinal Health, Inc. 45,165 6,381,363
Cencora, Inc. 182,225 53,331,791
*DaVita, Inc. 41,497 5,873,900
#Eli Lilly & Co. 433,913 390,066,091
Gilead Sciences, Inc. 775,378 82,608,772
HCA Healthcare, Inc. 11,189 3,861,100
*Hologic, Inc. 10,174 592,127
*IDEXX Laboratories, Inc. 74,339 32,162,768

50
Dimensional US High Profitability ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*IQVIA Holdings, Inc. 1,827 $ 283,313
Johnson & Johnson 1,191,648 186,266,499
*Medpace Holdings, Inc. 8,636 2,663,256
Merck & Co., Inc. 834,587 71,106,812
*Mettler-Toledo International, Inc. 11,457 12,265,521
*Solventum Corp. 11,625 768,645
*Waters Corp. 43,128 14,996,900
Zoetis, Inc. 233,121 36,460,124
TOTAL HEALTH CARE 1,291,528,754
INDUSTRIALS — (16.2%)
3M Co. 130,502 18,128,033
Advanced Drainage Systems, Inc. 20,312 2,305,209
Allegion PLC 53,738 7,480,330
Automatic Data Processing, Inc. 347,208 104,370,725
Booz Allen Hamilton Holding
Corp. 81,833 9,821,597
Broadridge Financial Solutions,
Inc. 84,780 20,550,672
*Builders FirstSource, Inc. 59,937 7,170,263
Carlisle Cos., Inc. 2,535 961,982
Caterpillar, Inc. 394,247 121,928,770
Cintas Corp. 216,722 45,875,713
Comfort Systems USA, Inc. 2,046 813,387
CSX Corp. 924,672 25,955,543
Deere & Co. 201,633 93,468,993
Delta Air Lines, Inc. 641,527 26,706,769
EMCOR Group, Inc. 3,858 1,545,901
Expeditors International of
Washington, Inc. 38,556 4,237,690
Fastenal Co. 208,012 16,842,732
Ferguson Enterprises, Inc. 256,483 43,514,906
Honeywell International, Inc. 312,543 65,790,301
Illinois Tool Works, Inc. 150,652 36,142,921
JB Hunt Transport Services, Inc. 2,154 281,269
Lennox International, Inc. 15,598 8,528,206
Lincoln Electric Holdings, Inc. 27,764 4,892,017
Lockheed Martin Corp. 142,873 68,257,576
Old Dominion Freight Line, Inc. 95,982 14,712,121
#Paychex, Inc. 410,055 60,327,292
Rockwell Automation, Inc. 78,340 19,403,251
Rollins, Inc. 271,936 15,535,704
Trane Technologies PLC 30,378 11,644,191
Union Pacific Corp. 519,826 112,105,675
*United Airlines Holdings, Inc. 235,264 16,190,868
United Parcel Service, Inc., Class
B 326,320 31,098,296
United Rentals, Inc. 87,746 55,407,212
Veralto Corp. 40,376 3,872,058
Verisk Analytics, Inc. 125,169 37,103,847
Vertiv Holdings Co., Class A 305,446 26,078,979
Waste Management, Inc. 244,576 57,074,255
WW Grainger, Inc. 52,168 53,436,204
#*XPO, Inc. 80,259 8,517,085
TOTAL INDUSTRIALS 1,258,078,543
INFORMATION TECHNOLOGY — (25.3%)
Accenture PLC, Class A 25,583 7,653,154
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Adobe, Inc. 185,696 $ 69,632,286
Apple, Inc. 1,874,103 398,246,888
Applied Materials, Inc. 231,794 34,933,674
*AppLovin Corp., Class A 156,438 42,130,318
*Autodesk, Inc. 125,014 34,285,090
CDW Corp. 207,269 33,279,111
Dell Technologies, Inc., Class C 763 70,013
*Fortinet, Inc. 154,319 16,012,139
*Gartner, Inc. 77,388 32,586,539
Gen Digital, Inc. 236,891 6,128,370
*GoDaddy, Inc., Class A 54,274 10,221,422
International Business Machines
Corp. 621,455 150,280,248
Jabil, Inc. 152,147 22,298,664
KLA Corp. 82,935 58,277,595
Lam Research Corp. 675,195 48,391,226
*Manhattan Associates, Inc. 20,496 3,635,785
Microchip Technology, Inc. 325,163 14,983,511
Microsoft Corp. 842,281 332,919,988
Motorola Solutions, Inc. 53,041 23,358,726
NetApp, Inc. 157,359 14,122,970
NVIDIA Corp. 3,637,342 396,179,291
NXP Semiconductors NV 202,809 37,379,727
Oracle Corp. 1,013,904 142,676,571
QUALCOMM, Inc. 27,196 4,037,518
Seagate Technology Holdings
PLC 54,029 4,918,260
Texas Instruments, Inc. 129,853 20,782,973
TOTAL INFORMATION
TECHNOLOGY 1,959,422,057
MATERIALS — (1.1%)
Avery Dennison Corp. 90,815 15,539,355
CF Industries Holdings, Inc. 5,741 449,922
Crown Holdings, Inc. 2,290 220,596
LyondellBasell Industries NV,
Class A 160,615 9,349,399
Sherwin-Williams Co. (The) 170,349 60,119,569
#Southern Copper Corp. 25,093 2,246,325
Steel Dynamics, Inc. 6,936 899,669
TOTAL MATERIALS 88,824,835
UTILITIES — (0.7%)
NRG Energy, Inc. 104,175 11,415,497
Vistra Corp. 362,961 47,050,634
TOTAL UTILITIES 58,466,131
TOTAL COMMON STOCKS 7,611,523,800
TOTAL INVESTMENT SECURITIES — (98.2%)
(Cost $6,815,183,660) 7,611,523,800
SECURITIES LENDING COLLATERAL — (1.8%)
@§The DFA Short Term
Investment Fund 11,938,303 138,066,470
TOTAL INVESTMENTS — ( 100.0% )
(Cost $6,953,250,130) $ 7,749,590,270

51
Dimensional US High Profitability ETF
continued
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 152,101,866 $ — $ — $ 152,101,866
Consumer Discretionary ................ 745,093,296 — — 745,093,296
Consumer Staples .................... 842,534,048 — — 842,534,048
Energy ............................. 292,558,319 — — 292,558,319
Financials ........................... 922,915,951 — — 922,915,951
Health Care ......................... 1,291,528,754 — — 1,291,528,754
Industrials ........................... 1,258,078,543 — — 1,258,078,543
Information Technology ................ 1,959,422,057 — — 1,959,422,057
Materials ........................... 88,824,835 — — 88,824,835
Utilities ............................. 58,466,131 — — 58,466,131
Securities Lending Collateral .............. — 138,066,470 — 138,066,470
Total Investments ....................... $7,611,523,800 $138,066,470 $— $7,749,590,270
See accompanying Notes to Financial Statements.

52
Dimensional US Large Cap Value ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — ( 97 .8% )
COMMUNICATION SERVICES — ( 7 .5% )
AT&T, Inc. 2,063,505 $ 57,159,088
#*Charter Communications, Inc.,
Class A 17,675 6,926,125
Comcast Corp., Class A 1,215,953 41,585,593
Electronic Arts, Inc. 92,265 13,386,729
Fox Corp., Class A 99,715 4,964,810
Fox Corp., Class B 78,623 3,635,528
Interpublic Group of Cos., Inc.
(The) 57,987 1,456,633
*Liberty Media Corp-Liberty
Formula One 35,503 3,148,051
*Liberty Media Corp-Liberty
Formula One 1,097 88,363
News Corp., Class A 69,787 1,892,623
#News Corp., Class B 25,282 794,360
#Omnicom Group, Inc. 82,405 6,275,965
Paramount Global, Class A 8 181
*Pinterest, Inc., Class A 50,802 1,286,307
#Sirius XM Holdings, Inc. 8,797 188,432
*Take-Two Interactive Software,
Inc. 19,236 4,488,144
T-Mobile US, Inc. 137,090 33,854,375
Verizon Communications, Inc. 1,047,829 46,167,346
Walt Disney Co. (The) 165,208 15,025,668
*Warner Bros Discovery, Inc. 289,892 2,513,364
TOTAL COMMUNICATION
SERVICES 244,837,685
CONSUMER DISCRETIONARY — ( 3 .9% )
*Aptiv PLC 67,253 3,837,456
Aramark 12,232 408,916
Autoliv, Inc. 791 73,745
Best Buy Co., Inc. 23,195 1,546,875
BorgWarner, Inc. 26,934 764,387
*CarMax, Inc. 4,113 265,988
*Carnival Corp. 131,035 2,403,182
D.R. Horton, Inc. 149,769 18,921,815
Dick's Sporting Goods, Inc. 18,765 3,522,941
eBay, Inc. 159,212 10,851,890
Ford Motor Co. 1,873,529 18,754,025
Garmin, Ltd. 38,592 7,211,687
General Motors Co. 540,591 24,456,337
Gentex Corp. 148 3,223
Genuine Parts Co. 34,805 4,091,328
Hasbro, Inc. 536 33,178
#Hyatt Hotels Corp., Class A 1,676 188,852
#Lennar Corp., Class A 73,208 7,951,121
Lennar Corp., Class B 212 21,914
LKQ Corp. 16,788 641,470
*Mohawk Industries, Inc. 1,223 130,066
*NVR, Inc. 295 2,102,096
Penske Automotive Group, Inc. 1,636 254,676
PulteGroup, Inc. 97,111 9,961,646
Ralph Lauren Corp. 10,680 2,402,466
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Rivian Automotive, Inc., Class A 87,203 $ 1,191,193
Tapestry, Inc. 42,175 2,979,664
Toll Brothers, Inc. 23,838 2,404,539
*TopBuild Corp. 1,726 510,482
TOTAL CONSUMER
DISCRETIONARY 127,887,158
CONSUMER STAPLES — ( 5 .3% )
Albertsons Cos., Inc., Class A 94,229 2,071,153
Archer-Daniels-Midland Co. 47,843 2,284,503
Bunge Global SA 5,707 449,255
Casey's General Stores, Inc. 15,973 7,388,950
Church & Dwight Co., Inc. 4,775 474,348
Conagra Brands, Inc. 42,978 1,061,986
Constellation Brands, Inc., Class
A 61,614 11,555,089
*Darling Ingredients, Inc. 15,874 510,984
Dollar General Corp. 18,475 1,730,923
*Dollar Tree, Inc. 50,808 4,154,570
Estee Lauder Cos., Inc. (The) 12,022 720,839
#General Mills, Inc. 305,986 17,361,646
Hormel Foods Corp. 81,101 2,424,920
J.M. Smucker Co. (The) 14,244 1,656,150
Kenvue, Inc. 768,673 18,140,683
Keurig Dr Pepper, Inc. 426,825 14,763,877
Kraft Heinz Co. (The) 183,062 5,327,104
#Kroger Co. (The) 324,579 23,437,850
McCormick & Co., Inc. 68,245 5,231,662
Molson Coors Beverage Co.,
Class B 12,522 720,391
Mondelez International, Inc.,
Class A 307,356 20,940,164
*Performance Food Group Co. 22,642 1,826,304
Pilgrim's Pride Corp. 23,186 1,265,492
Primo Brands Corp. 3,000 98,010
Target Corp. 117,648 11,376,562
The Campbell's Company 85,849 3,130,054
Tyson Foods, Inc., Class A 92,399 5,658,515
*US Foods Holding Corp. 110,745 7,271,517
Walgreens Boots Alliance, Inc. 23,156 254,021
TOTAL CONSUMER STAPLES 173,287,522
ENERGY — ( 12 .1% )
*Antero Resources Corp. 7,572 263,733
Baker Hughes Co. 522,288 18,488,995
Chevron Corp. 469,492 63,879,082
ConocoPhillips 366,758 32,685,473
Coterra Energy, Inc. 255,520 6,275,571
Devon Energy Corp. 200,992 6,112,167
Diamondback Energy, Inc. 109,568 14,464,072
EOG Resources, Inc. 138,513 15,282,139
EQT Corp. 75,700 3,742,608
#Expand Energy Corp. 20,593 2,139,613
Exxon Mobil Corp. 1,224,772 129,372,666
Halliburton Co. 227,390 4,506,870
Hess Corp. 63,300 8,168,865

53
Dimensional US Large Cap Value ETF
continued
Shares Value†
ENERGY — (Continued)
Kinder Morgan, Inc. 195,487 $ 5,141,308
Marathon Petroleum Corp. 131,318 18,044,406
Occidental Petroleum Corp. 185,848 7,324,270
ONEOK, Inc. 103,578 8,509,968
Ovintiv, Inc. 48,316 1,622,451
Permian Resources Corp. 41,136 485,405
Phillips 66 136,423 14,196,177
Schlumberger NV 171,316 5,696,257
TechnipFMC PLC 1,801 50,734
Valero Energy Corp. 156,972 18,222,880
Williams Cos., Inc. (The) 186,986 10,951,770
TOTAL ENERGY 395,627,480
FINANCIALS — ( 23 .7% )
Aflac, Inc. 83,264 9,049,132
Allstate Corp. (The) 59,421 11,788,532
Ally Financial, Inc. 25,477 832,079
American Financial Group, Inc. 708 89,675
American International Group,
Inc. 190,683 15,544,478
Arch Capital Group, Ltd. 151,266 13,716,801
Bank of America Corp. 725,449 28,930,906
Bank of New York Mellon Corp.
(The) 155,661 12,516,701
*Berkshire Hathaway, Inc., Class
B 150,639 80,328,247
Blackrock, Inc. 10,796 9,870,351
*Block, Inc. 76,503 4,473,130
Capital One Financial Corp. 61,257 11,042,187
Carlyle Group, Inc. (The) 28,182 1,088,953
Charles Schwab Corp. (The) 67,628 5,504,919
Chubb, Ltd. 62,139 17,776,725
Cincinnati Financial Corp. 19,816 2,758,585
Citigroup, Inc. 170,601 11,665,696
Citizens Financial Group, Inc. 49,089 1,810,893
CME Group, Inc. 10,335 2,863,622
Corebridge Financial, Inc. 90,246 2,673,989
Discover Financial Services 123,063 22,479,918
East West Bancorp, Inc. 11,139 952,942
Everest Group, Ltd. 24,704 8,864,536
Fidelity National Financial, Inc. 43,136 2,762,861
Fidelity National Information
Services, Inc. 237,420 18,727,690
Fifth Third Bancorp 282,011 10,135,475
#First Citizens BancShares, Inc.,
Class A 3,424 6,091,775
*Fiserv, Inc. 47,454 8,758,585
Global Payments, Inc. 38,290 2,921,910
Globe Life, Inc. 15,034 1,854,294
Goldman Sachs Group, Inc. (The) 50,620 27,716,981
Hartford Insurance Group, Inc.
(The) 139,767 17,145,218
Huntington Bancshares, Inc. 407,497 5,920,932
Intercontinental Exchange, Inc. 33,988 5,708,964
Invesco, Ltd. 9,985 139,091
JPMorgan Chase & Co. 623,162 152,437,889
KeyCorp 104,445 1,549,964
Loews Corp. 62,492 5,426,180
M&T Bank Corp. 41,019 6,963,386
Shares Value†
FINANCIALS — (Continued)
*Markel Group, Inc. 2,849 $ 5,181,191
MetLife, Inc. 231,725 17,465,113
Morgan Stanley 270,477 31,218,455
Nasdaq, Inc., ADR 12,877 981,356
Northern Trust Corp. 48,345 4,543,463
*PayPal Holdings, Inc. 114,193 7,518,467
PNC Financial Services Group,
Inc. (The) 58,192 9,350,873
Principal Financial Group, Inc. 84,824 6,289,700
Prudential Financial, Inc. 156,186 16,041,864
Raymond James Financial, Inc. 105,603 14,471,835
Regions Financial Corp. 500,138 10,207,817
Reinsurance Group of America,
Inc. 3,119 584,220
RenaissanceRe Holdings, Ltd. 4,070 984,655
#*SoFi Technologies, Inc. 6,870 85,944
State Street Corp. 83,113 7,322,255
Synchrony Financial 172,077 8,939,400
T. Rowe Price Group, Inc. 51,446 4,555,543
Travelers Cos., Inc. (The) 55,285 14,602,427
Truist Financial Corp. 186,926 7,166,743
Unum Group 43,039 3,342,409
US Bancorp 228,692 9,225,435
W. R. Berkley Corp. 64,671 4,636,264
Webster Financial Corp. 2,901 137,217
Wells Fargo & Co. 532,026 37,779,166
Willis Towers Watson PLC 12,623 3,885,359
TOTAL FINANCIALS 777,401,363
HEALTH CARE — ( 15 .5% )
Abbott Laboratories 247,444 32,353,303
Agilent Technologies, Inc. 10,800 1,162,080
*Align Technology, Inc. 3,953 685,055
#*Avantor, Inc. 39,464 512,637
Baxter International, Inc. 44,713 1,393,704
Becton Dickinson & Co. 73,911 15,306,229
*Biogen, Inc. 22,897 2,772,369
*BioMarin Pharmaceutical, Inc. 6,933 441,563
*Boston Scientific Corp. 2,952 303,672
Bristol-Myers Squibb Co. 184,186 9,246,137
*Centene Corp. 110,193 6,595,051
*Charles River Laboratories
International, Inc. 3,373 400,105
Cigna Group (The) 77,660 26,407,506
*Cooper Cos., Inc. (The) 21,813 1,781,468
CVS Health Corp. 173,414 11,568,448
Danaher Corp. 97,955 19,525,370
*Edwards Lifesciences Corp. 94,927 7,166,039
Elevance Health, Inc. 53,811 22,631,830
*Fortrea Holdings, Inc. 3,684 22,951
GE HealthCare Technologies, Inc. 228,721 16,085,948
Gilead Sciences, Inc. 154,986 16,512,209
*GRAIL, Inc. 321 11,073
*Henry Schein, Inc. 7,812 507,546
*Hologic, Inc. 60,672 3,531,111
Humana, Inc. 30,679 8,045,261
*Incyte Corp. 7,843 491,442
*IQVIA Holdings, Inc. 32,590 5,053,731
Johnson & Johnson 461,064 72,068,914

54
Dimensional US Large Cap Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Labcorp Holdings, Inc. 22,463 $ 5,413,808
Medtronic PLC 234,651 19,889,019
Merck & Co., Inc. 223,773 19,065,460
*Moderna, Inc. 30,695 876,035
*Molina Healthcare, Inc. 19,878 6,500,305
*Neurocrine Biosciences, Inc. 4,435 477,605
Pfizer, Inc. 931,261 22,732,081
Quest Diagnostics, Inc. 59,897 10,674,843
Regeneron Pharmaceuticals, Inc. 12,225 7,319,841
#Revvity, Inc. 11,956 1,117,049
*Solventum Corp. 4,140 273,737
STERIS PLC 35,923 8,073,335
*Tenet Healthcare Corp. 21,700 3,102,015
Thermo Fisher Scientific, Inc. 63,403 27,199,887
*United Therapeutics Corp. 10,787 3,269,432
UnitedHealth Group, Inc. 184,979 76,107,760
Universal Health Services, Inc.,
Class B 14,499 2,567,338
Viatris, Inc. 140,747 1,185,090
West Pharmaceutical Services,
Inc. 848 179,174
Zimmer Biomet Holdings, Inc. 74,308 7,657,439
TOTAL HEALTH CARE 506,264,005
INDUSTRIALS — ( 13 .1% )
AECOM 916 90,363
*Amentum Holdings, Inc. 13,523 295,072
AMETEK, Inc. 85,480 14,495,698
*Builders FirstSource, Inc. 42,258 5,055,324
#Carlisle Cos., Inc. 10,512 3,989,094
Carrier Global Corp. 175,079 10,949,441
*Clean Harbors, Inc. 5,201 1,112,702
#CNH Industrial NV 473,630 5,479,899
CSX Corp. 483,562 13,573,585
Cummins, Inc. 70,791 20,801,227
Curtiss-Wright Corp. 702 242,113
Deere & Co. 54,471 25,250,577
Delta Air Lines, Inc. 345,245 14,372,549
Dover Corp. 61,312 10,462,893
Eaton Corp. PLC 28,722 8,454,895
Emerson Electric Co. 85,974 9,036,727
FedEx Corp. 96,023 20,196,518
Fortive Corp. 95,527 6,657,277
Fortune Brands Innovations, Inc. 5,460 293,857
General Dynamics Corp. 55,582 15,124,974
Graco, Inc. 16,867 1,376,516
*GXO Logistics, Inc. 112 4,059
Hubbell, Inc. 42 15,254
IDEX Corp. 13,945 2,426,012
Ingersoll Rand, Inc. 154,600 11,661,478
Jacobs Solutions, Inc. 29,792 3,688,250
JB Hunt Transport Services, Inc. 40,677 5,311,603
Johnson Controls International
PLC 107,917 9,054,236
Knight-Swift Transportation
Holdings, Inc. 5,414 212,066
L3Harris Technologies, Inc. 45,792 10,075,156
Leidos Holdings, Inc. 55,069 8,105,055
*NEXTracker, Inc., Class A 5,967 242,320
Shares Value†
INDUSTRIALS — (Continued)
Nordson Corp. 5,832 $ 1,105,572
Norfolk Southern Corp. 105,729 23,688,582
Northrop Grumman Corp. 30,941 15,052,796
nVent Electric PLC 5,271 289,431
Otis Worldwide Corp. 27,486 2,646,077
Owens Corning 33,652 4,893,337
PACCAR, Inc. 263,273 23,749,857
Parker-Hannifin Corp. 8,909 5,390,479
Pentair PLC 75,980 6,893,665
Quanta Services, Inc. 7,704 2,254,884
Republic Services, Inc. 4,400 1,103,300
RTX Corp. 217,607 27,446,771
Snap-on, Inc. 24,376 7,649,433
#Southwest Airlines Co. 144,427 4,038,179
SS&C Technologies Holdings,
Inc. 95,661 7,231,972
Stanley Black & Decker, Inc. 3,121 187,322
Textron, Inc. 115,072 8,097,617
TransUnion 40,708 3,377,136
*U-Haul Holding Co. 1,688 103,626
U-Haul Holding Co. 27,366 1,499,657
*United Airlines Holdings, Inc. 128,332 8,831,808
United Parcel Service, Inc., Class
B 44,139 4,206,447
United Rentals, Inc. 22,357 14,117,328
Westinghouse Air Brake
Technologies Corp. 51,871 9,582,649
Xylem, Inc. 66,524 8,020,799
TOTAL INDUSTRIALS 429,565,514
INFORMATION TECHNOLOGY — ( 9 .1% )
*Advanced Micro Devices, Inc. 92,241 8,979,661
*Akamai Technologies, Inc. 38,988 3,141,653
Amdocs, Ltd. 96,475 8,545,756
Analog Devices, Inc. 101,892 19,860,789
*Arrow Electronics, Inc. 40 4,454
Cisco Systems, Inc. 1,032,964 59,633,012
Cognizant Technology Solutions
Corp., Class A 285,567 21,009,164
Corning, Inc. 540,558 23,989,964
#Entegris, Inc. 6,238 493,551
*EPAM Systems, Inc. 2,969 465,866
*F5, Inc. 14,750 3,904,915
*First Solar, Inc. 38,986 4,905,219
*Flex, Ltd. 123,287 4,233,676
#*GlobalFoundries, Inc. 17,131 600,784
Hewlett Packard Enterprise Co. 563,838 9,145,452
HP, Inc. 88,135 2,253,612
Intel Corp. 233,021 4,683,722
Juniper Networks, Inc. 36,697 1,332,835
*Keysight Technologies, Inc. 50,497 7,342,264
Marvell Technology, Inc. 88,047 5,139,303
Microchip Technology, Inc. 20,459 942,751
Micron Technology, Inc. 264,199 20,330,113
NXP Semiconductors NV 35,322 6,510,198
*Okta, Inc. 15,525 1,741,284
*ON Semiconductor Corp. 144,081 5,720,016
Roper Technologies, Inc. 11,019 6,171,522
Salesforce, Inc. 104,054 27,960,350

55
Dimensional US Large Cap Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Sandisk Corp. 32,138 $ 1,031,951
TD SYNNEX Corp. 1,060 117,448
TE Connectivity PLC 153,789 22,511,634
*Teledyne Technologies, Inc. 6,238 2,907,095
*Trimble, Inc. 27,307 1,696,857
*Twilio, Inc., Class A 12,413 1,200,461
#*Western Digital Corp. 96,414 4,228,718
*Zebra Technologies Corp. 5,867 1,468,627
*Zoom Communications, Inc. 34,062 2,641,167
TOTAL INFORMATION
TECHNOLOGY 296,845,844
MATERIALS — ( 7 .0% )
Air Products and Chemicals, Inc. 50,499 13,689,774
#Amcor PLC 593,938 5,464,230
Ball Corp. 92,712 4,815,461
Celanese Corp. 25,209 1,122,053
CF Industries Holdings, Inc. 71,035 5,567,013
Corteva, Inc. 132,255 8,198,487
CRH PLC 122,268 11,666,813
Crown Holdings, Inc. 6,858 660,631
Dow, Inc. 238,740 7,303,057
DuPont de Nemours, Inc. 94,351 6,226,222
Eastman Chemical Co. 30,056 2,314,312
Freeport-McMoRan, Inc. 511,527 18,430,318
International Flavors &
Fragrances, Inc. 46,943 3,683,148
#International Paper Co. 75,100 3,430,568
Linde PLC 64,831 29,383,354
LyondellBasell Industries NV,
Class A 139,298 8,108,537
Shares Value†
MATERIALS — (Continued)
Martin Marietta Materials, Inc. 26,006 $ 13,626,624
Mosaic Co. (The) 6,013 182,795
Newmont Corp. 273,109 14,387,382
Nucor Corp. 108,180 12,913,447
Packaging Corp. of America 43,276 8,032,458
PPG Industries, Inc. 102,680 11,177,745
Reliance, Inc. 16,986 4,895,875
RPM International, Inc. 6,218 663,771
Smurfit WestRock PLC 121,998 5,126,356
Steel Dynamics, Inc. 95,744 12,418,954
Vulcan Materials Co. 59,144 15,515,245
Westlake Corp. 1,791 165,542
TOTAL MATERIALS 229,170,172
REAL ESTATE — ( 0 .6% )
*CBRE Group, Inc., Class A 129,328 15,801,295
*CoStar Group, Inc. 29,751 2,206,632
*Jones Lang LaSalle, Inc. 3,218 731,805
*Zillow Group, Inc., Class A 4,318 284,902
*Zillow Group, Inc., Class C 18,314 1,233,081
TOTAL REAL ESTATE 20,257,715
UTILITIES — ( 0 .0% )
Brookfield Renewable Corp. 12 341
TOTAL COMMON STOCKS 3,201,144,799
TOTAL INVESTMENT SECURITIES — (97.8%)
(Cost $3,198,016,652) 3,201,144,799
SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term
Investment Fund 6,130,075 70,894,322
TOTAL INVESTMENTS — ( 100 .0% )
(Cost $3,268,910,974) $ 3,272,039,121
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 244,837,685 $ — $ — $ 244,837,685
Consumer Discretionary ................ 127,887,158 — — 127,887,158
Consumer Staples .................... 173,287,522 — — 173,287,522
Energy ............................. 395,627,480 — — 395,627,480
Financials ........................... 777,401,363 — — 777,401,363
Health Care ......................... 506,264,005 — — 506,264,005
Industrials ........................... 429,565,514 — — 429,565,514
Information Technology ................ 296,845,844 — — 296,845,844
Materials ........................... 229,170,172 — — 229,170,172
Real Estate .......................... 20,257,715 — — 20,257,715
Utilities ............................. 341 — — 341
Securities Lending Collateral .............. — 70,894,322 — 70,894,322
Total Investments ....................... $3,201,144,799 $70,894,322 $— $3,272,039,121
See accompanying Notes to Financial Statements.

56
Dimensional US Small Cap Value ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — ( 93 .5% )
COMMUNICATION SERVICES — ( 2 .7% )
#*Advantage Solutions, Inc. 496,828 $ 665,749
#*AMC Networks, Inc., Class A 70,007 448,045
*Angi, Inc. 85,987 985,411
ATN International, Inc. 64,258 1,136,724
*Bandwidth, Inc., Class A 101,941 1,266,107
*Boston Omaha Corp., Class A 113,291 1,759,409
#*Bumble, Inc., Class A 284,035 1,198,628
*BuzzFeed, Inc. 133,273 259,882
#Cable One, Inc. 20,304 5,426,650
*Cars.com, Inc. 175,386 2,041,493
*DHI Group, Inc. 142,799 201,347
*E.W. Scripps Co. (The), Class A 107,978 217,036
#*EchoStar Corp., Class A 205,222 4,613,391
*Frontier Communications Parent,
Inc. 30,976 1,122,880
*Gaia, Inc. 18,300 95,892
Gray Media, Inc. 444,538 1,489,202
*Integral Ad Science Holding
Corp. 414,898 2,933,329
*Liberty Broadband Corp., Class
A 19,483 1,734,961
*Liberty Broadband Corp., Class
C 74,957 6,775,363
*Liberty Global, Ltd., Class A 602,072 6,592,688
*Liberty Global, Ltd., Class C 556,882 6,315,042
*Liberty Latin America, Ltd., Class
A 253,258 1,372,658
*Liberty Latin America, Ltd., Class
C 615,801 3,386,905
*Madison Square Garden
Entertainment Corp. 27,118 879,708
Marcus Corp. (The) 118,592 1,934,236
#National CineMedia, Inc. 201,478 1,154,469
Nexstar Media Group, Inc. 29,981 4,486,956
*Outbrain, Inc. 40,353 142,850
#Paramount Global, Class B 74,264 871,859
*PubMatic, Inc., Class A 19,012 185,747
*Reservoir Media, Inc. 19,220 144,150
Saga Communications, Inc.,
Class A 22,250 252,537
Scholastic Corp. 111,597 2,012,094
Shenandoah Telecommunications
Co. 173,547 1,933,314
#Shutterstock, Inc. 37,236 594,287
Sinclair, Inc. 32,307 465,221
*SPAR Group, Inc. 27,711 29,651
#*Sphere Entertainment Co. 21,852 595,467
Spok Holdings, Inc. 8,879 127,325
*Starz Entertainment Corp., Class
B 56,650 452,067
#*Sunrise Communications AG,
ADR 102,914 5,549,123
TEGNA, Inc. 710,086 11,524,696
Shares Value†
COMMUNICATION SERVICES — (Continued)
Telephone and Data Systems,
Inc. 465,279 $ 17,443,310
*TripAdvisor, Inc. 144,742 1,802,038
*United States Cellular Corp. 105,279 7,228,456
*Urban One, Inc. 10,380 5,315
#*Vivid Seats, Inc., Class A 28,188 79,208
#*Ziff Davis, Inc. 187,217 5,528,518
*ZoomInfo Technologies, Inc. 425,121 3,639,036
TOTAL COMMUNICATION
SERVICES 121,100,430
CONSUMER DISCRETIONARY — ( 13 .6% )
#*1-800-Flowers.com, Inc., Class
A 149,143 824,761
Academy Sports & Outdoors, Inc. 264,805 9,977,852
*Adient PLC 278,047 3,517,295
ADT, Inc. 2,364,452 18,962,905
*Adtalem Global Education, Inc. 63,084 6,699,521
Advance Auto Parts, Inc. 190,731 6,240,718
#A-Mark Precious Metals, Inc. 81,622 1,988,312
#AMCON Distributing Co. 23 2,766
*American Axle & Manufacturing
Holdings, Inc. 543,907 2,077,725
#American Eagle Outfitters, Inc. 694,530 7,313,401
*American Outdoor Brands, Inc. 59,587 668,864
*American Public Education, Inc. 60,456 1,420,716
Arko Corp. 111,414 448,441
*Asbury Automotive Group, Inc. 78,729 17,173,944
#*Barnes & Noble Education, Inc. 6,772 71,309
Bassett Furniture Industries, Inc. 29,325 517,586
*Beazer Homes USA, Inc. 14,897 291,385
*Biglari Holdings, Inc., Class A 86 98,642
*Biglari Holdings, Inc., Class B 3,540 824,501
*BJ's Restaurants, Inc. 52,097 1,734,309
BorgWarner, Inc. 864,866 24,544,897
Brunswick Corp. 112,860 5,197,203
*Caesars Entertainment, Inc. 59,604 1,612,884
Caleres, Inc. 113,687 1,732,590
*Capri Holdings, Ltd. 129,291 1,944,537
*CarMax, Inc. 9,746 630,274
#Carter's, Inc. 40,727 1,346,027
Century Communities, Inc. 141,400 7,711,956
*Citi Trends, Inc. 17,002 379,655
Clarus Corp. 61,795 203,306
*Cooper-Standard Holdings, Inc. 14,758 216,500
#Cracker Barrel Old Country
Store, Inc. 5,018 214,269
Crown Crafts, Inc. 6,209 18,565
*Culp, Inc. 1,206 4,583
Dana, Inc. 627,843 8,626,563
#Designer Brands, Inc., Class A 161,206 449,765
*Destination XL Group, Inc. 152,713 151,125
#*Dream Finders Homes, Inc.,
Class A 84,346 1,911,280
*Duluth Holdings, Inc., Class B 33,780 58,777

57
Dimensional US Small Cap Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*El Pollo Loco Holdings, Inc. 150,288 $ 1,405,193
Escalade, Inc. 8,879 134,783
#Ethan Allen Interiors, Inc. 121,356 3,450,151
#*Figs, Inc., Class A 17,294 69,695
#*First Watch Restaurant Group,
Inc. 106,641 1,883,280
Flanigan's Enterprises, Inc. 169 4,141
Flexsteel Industries, Inc. 20,977 700,422
*Foot Locker, Inc. 386,722 4,745,079
*Fox Factory Holding Corp. 67,038 1,361,542
*Funko, Inc., Class A 125,909 504,895
Gap, Inc. (The) 283,644 6,211,804
*Genesco, Inc. 46,342 899,035
*Gentherm, Inc. 87,464 2,274,939
*G-III Apparel Group, Ltd. 199,324 5,026,951
Golden Entertainment, Inc. 19,174 492,772
*Goodyear Tire & Rubber Co.
(The) 1,125,622 12,246,767
Graham Holdings Co., Class B 15,236 14,017,882
*Green Brick Partners, Inc. 27,025 1,594,205
#Group 1 Automotive, Inc. 54,555 22,020,035
#Guess?, Inc. 201,898 2,271,353
#Hamilton Beach Brands Holding
Co., Class A 11,906 235,739
#Harley-Davidson, Inc. 499,440 11,197,445
Haverty Furniture Cos., Inc. 69,799 1,267,550
*Helen of Troy, Ltd. 78,398 2,184,168
#*Hilton Grand Vacations, Inc. 162,271 5,457,174
#*Holley, Inc. 144,203 310,036
Hooker Furnishings Corp. 33,693 323,453
*Hovnanian Enterprises, Inc.,
Class A 4,789 463,575
JAKKS Pacific, Inc. 55,963 1,079,526
Jerash Holdings US, Inc. 5,674 16,795
Johnson Outdoors, Inc., Class A 20,074 458,289
KB Home 62,309 3,366,555
#Kohl's Corp. 445,946 2,987,838
#Krispy Kreme, Inc. 451,523 1,851,244
Lakeland Industries, Inc. 42,564 695,070
*Lands' End, Inc. 45,338 402,601
*Landsea Homes Corp. 121,672 742,199
*Latham Group, Inc. 210,966 1,152,929
La-Z-Boy, Inc. 187,409 7,402,656
LCI Industries 80,866 6,233,151
Lear Corp. 212,554 18,226,506
*Legacy Housing Corp. 67,979 1,653,589
*LGI Homes, Inc. 97,966 5,349,923
*Life Time Group Holdings, Inc. 443,802 13,606,969
Lifetime Brands, Inc. 85,578 311,504
Lithia Motors, Inc. 95,157 27,858,163
*Live Ventures, Inc. 1,115 12,722
LKQ Corp. 322,672 12,329,297
#*Lovesac Co. (The) 53,486 1,040,303
Macy's, Inc. 1,107,725 12,650,220
*Malibu Boats, Inc., Class A 41,940 1,197,806
*MarineMax, Inc. 95,381 2,046,876
Marriott Vacations Worldwide
Corp. 143,559 7,868,469
#*MasterCraft Boat Holdings, Inc. 57,250 941,190
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Matthews International Corp.,
Class A 109,721 $ 2,243,794
#*Mister Car Wash, Inc. 27,201 186,599
*Mohawk Industries, Inc. 242,734 25,814,761
Monro, Inc. 124,110 1,730,093
*Motorcar Parts of America, Inc. 70,709 630,017
Movado Group, Inc. 64,923 901,781
*National Vision Holdings, Inc. 282,121 3,484,194
Newell Brands, Inc. 1,782,504 8,520,369
*ODP Corp. (The) 114,797 1,570,423
#*OneWater Marine, Inc. 36,507 547,970
#*Outdoor Holding Co. 59,266 116,754
#Oxford Industries, Inc. 52,280 2,540,808
#Patrick Industries, Inc. 34,563 2,660,660
Penske Automotive Group, Inc. 3,772 587,187
Perdoceo Education Corp. 284,867 7,155,859
#*Petco Health & Wellness Co.,
Inc. 785,244 2,316,470
#*PetMed Express, Inc. 46,245 156,308
Phinia, Inc. 169,668 6,812,170
*Playa Hotels & Resorts NV 205,167 2,753,341
#Polaris, Inc. 79,367 2,695,303
#*Portillo's, Inc., Class A 74,046 765,636
PVH Corp. 216,850 14,958,313
Rocky Brands, Inc. 37,090 793,355
*Sally Beauty Holdings, Inc. 333,782 2,716,986
#Shoe Carnival, Inc. 128,678 2,236,424
Signet Jewelers, Ltd. 119,967 7,114,043
*Skechers USA, Inc., Class A 211,739 10,167,707
Smith & Wesson Brands, Inc. 207,901 1,981,297
Sonic Automotive, Inc., Class A 58,422 3,547,384
*Sportsman's Warehouse
Holdings, Inc. 113,455 189,470
Standard Motor Products, Inc. 100,320 2,718,672
Steven Madden, Ltd. 20,300 426,300
*Stoneridge, Inc. 74,795 288,709
Strategic Education, Inc. 105,869 8,636,793
*Strattec Security Corp. 18,838 627,682
Sturm Ruger & Co., Inc. 11,503 467,712
Superior Group of Cos., Inc. 61,630 639,719
*Target Hospitality Corp. 80,721 548,903
*Taylor Morrison Home Corp. 446,932 25,631,550
#Thor Industries, Inc. 215,829 15,630,336
*Tile Shop Holdings, Inc. 52,300 296,541
Toll Brothers, Inc. 6,137 619,039
#*Topgolf Callaway Brands Corp. 717,528 4,742,860
*Traeger, Inc. 2,032 2,967
*Tri Pointe Homes, Inc. 406,698 12,505,964
#*Under Armour, Inc., Class A 616,379 3,525,688
*Under Armour, Inc., Class C 893,026 4,858,061
*Universal Electronics, Inc. 32,994 160,021
*Urban Outfitters, Inc. 162,902 8,597,968
#*Vera Bradley, Inc. 63,852 124,511
*Visteon Corp. 66,423 5,260,037
Weyco Group, Inc. 29,361 877,894
#Whirlpool Corp. 109,390 8,344,269
Winnebago Industries, Inc. 114,098 3,630,598

58
Dimensional US Small Cap Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Zumiez, Inc. 21,744 $ 254,405
TOTAL CONSUMER
DISCRETIONARY 599,358,838
CONSUMER STAPLES — ( 4 .1% )
#Alico, Inc. 17,820 508,583
Andersons, Inc. (The) 161,079 6,074,289
#B&G Foods, Inc. 343,939 2,369,740
Bunge Global SA 63,640 5,009,741
Cal-Maine Foods, Inc. 67,869 6,336,928
#*Central Garden & Pet Co. 63,519 2,131,698
*Central Garden & Pet Co., Class
A 232,048 6,861,659
#*Coffee Holding Co., Inc. 31,127 107,388
#*Coty, Inc., Class A 628,569 3,174,273
*Darling Ingredients, Inc. 593,251 19,096,750
Dole PLC 407,784 6,194,239
Edgewell Personal Care Co. 206,464 6,307,475
Fresh Del Monte Produce, Inc. 211,126 7,180,395
#*Grocery Outlet Holding Corp. 314,510 5,280,623
*Hain Celestial Group, Inc. (The) 98,210 298,558
*HF Foods Group, Inc. 11,268 42,255
Ingles Markets, Inc., Class A 61,334 3,783,694
Ingredion, Inc. 112,736 14,973,595
#MGP Ingredients, Inc. 53,524 1,577,352
*Mission Produce, Inc. 273,367 2,863,519
*Nature's Sunshine Products, Inc. 24,730 304,674
Nu Skin Enterprises, Inc., Class A 70,181 444,246
Oil-Dri Corp. of America 6,752 284,192
*Olaplex Holdings, Inc. 240,673 315,282
Pilgrim's Pride Corp. 23,800 1,299,004
*Post Holdings, Inc. 231,428 26,190,707
PriceSmart, Inc. 30,632 3,108,842
Seaboard Corp. 3,661 9,467,273
*Seneca Foods Corp., Class A 20,924 1,876,674
*Simply Good Foods Co. (The) 36,346 1,312,454
SpartanNash Co. 166,297 3,299,332
*TreeHouse Foods, Inc. 209,275 4,874,015
*United Natural Foods, Inc. 261,153 6,975,397
Universal Corp. 116,861 6,809,490
*USANA Health Sciences, Inc. 66,910 1,879,502
Village Super Market, Inc., Class
A 48,228 1,777,202
#Weis Markets, Inc. 128,995 11,092,280
*Willamette Valley Vineyards, Inc. 1,849 11,223
TOTAL CONSUMER STAPLES 181,494,543
ENERGY — ( 8 .8% )
*Amplify Energy Corp. 200,212 520,551
*Antero Resources Corp. 465,549 16,215,072
APA Corp. 859,281 13,353,227
#Ardmore Shipping Corp. 193,285 1,843,939
#Atlas Energy Solutions, Inc. 48,048 650,089
Berry Corp. 315,362 782,098
*Bristow Group, Inc. 134,262 3,898,969
California Resources Corp. 182,788 6,308,014
Chord Energy Corp. 6,499 586,405
Civitas Resources, Inc. 339,890 9,262,003
*Clean Energy Fuels Corp. 576,420 835,809
#*CNX Resources Corp. 647,708 19,062,046
Shares Value†
ENERGY — (Continued)
#*Comstock Resources, Inc. 926,561 $ 16,928,269
#Core Natural Resources, Inc. 145,521 10,508,071
Crescent Energy Co., Class A 565,911 4,685,743
#CVR Energy, Inc. 10,986 207,196
#Delek US Holdings, Inc. 164,191 2,137,767
DHT Holdings, Inc. 760,761 8,132,535
*DMC Global, Inc. 11,551 74,966
Dorian LPG, Ltd. 188,369 4,034,864
Epsilon Energy, Ltd. 29,269 205,761
Evolution Petroleum Corp. 46,831 196,222
*Expro Group Holdings NV 465,114 3,846,493
*Forum Energy Technologies, Inc. 42,255 619,036
FutureFuel Corp. 181,627 746,487
*Geospace Technologies Corp. 36,117 232,593
#*Gran Tierra Energy, Inc. 32,500 143,325
#Granite Ridge Resources, Inc. 473,473 2,277,405
#*Green Plains, Inc. 66,046 236,445
*Gulfport Energy Corp. 29,348 5,062,530
*Hallador Energy Co. 173,513 2,440,460
*Helix Energy Solutions Group,
Inc. 661,967 4,031,379
Helmerich & Payne, Inc. 403,148 7,615,466
HF Sinclair Corp. 697,960 20,987,657
#HighPeak Energy, Inc. 7,414 59,386
*Innovex International, Inc. 103,727 1,566,278
#International Seaways, Inc. 206,489 7,012,366
Kodiak Gas Services, Inc. 27,598 938,608
#*Kosmos Energy, Ltd. 551,375 849,118
Liberty Energy, Inc. 705,051 8,108,087
Matador Resources Co. 420,070 16,609,568
*MIND Technology, Inc. 11,179 75,011
#Murphy Oil Corp. 603,586 12,391,621
NACCO Industries, Inc., Class A 15,509 541,264
*National Energy Services
Reunited Corp. 44,566 277,646
*Natural Gas Services Group, Inc. 62,354 1,120,501
*NCS Multistage Holdings, Inc. 2 59
#Noble Corp. PLC 349,204 7,591,695
#Nordic American Tankers, Ltd. 982,961 2,516,380
#Northern Oil & Gas, Inc. 316,251 7,684,899
NOV, Inc. 1,522,274 17,673,601
*NPK International, Inc. 346,429 2,002,360
#*Oil States International, Inc. 247,629 869,178
Ovintiv, Inc. 21,426 719,485
*Par Pacific Holdings, Inc. 33,402 478,317
Patterson-UTI Energy, Inc. 1,212,205 6,836,836
PBF Energy, Inc., Class A 442,444 7,601,188
Peabody Energy Corp. 533,972 6,589,214
Permian Resources Corp. 826,969 9,758,234
PHX Minerals, Inc. 119,308 456,950
*PrimeEnergy Resources Corp. 4,737 804,674
#*ProFrac Holding Corp., Class A 21,532 89,358
*ProPetro Holding Corp. 507,592 2,527,808
Range Resources Corp. 367,771 12,478,470
Ranger Energy Services, Inc. 105,499 1,169,984
*REX American Resources Corp. 82,540 3,278,489
Riley Exploration Permian, Inc. 89,929 2,219,448
#RPC, Inc. 909,173 4,300,388

59
Dimensional US Small Cap Value ETF
continued
Shares Value†
ENERGY — (Continued)
SandRidge Energy, Inc. 7,180 $ 65,410
Scorpio Tankers, Inc. 206,999 7,801,792
*SEACOR Marine Holdings, Inc. 107,898 526,542
*Seadrill, Ltd. 252,947 5,195,531
Select Water Solutions, Inc. 453,570 3,864,416
#SFL Corp., Ltd. 639,961 5,260,479
Sitio Royalties Corp., Class A 7,410 125,674
SM Energy Co. 459,174 10,464,575
Smart Sand, Inc. 31,834 66,851
#*Stabilis Solutions, Inc. 500 2,910
#*Talos Energy, Inc. 745,707 5,130,464
Teekay Corp., Ltd. 414,965 2,991,898
Teekay Tankers, Ltd., Class A 125,465 5,341,045
*TETRA Technologies, Inc. 143,156 407,995
*Tidewater, Inc. 16,169 585,156
*TOP Ships, Inc. 3,844 22,295
#*Transocean, Ltd. 3,440,798 7,328,900
#VAALCO Energy, Inc. 488,779 1,598,307
#*Valaris, Ltd. 218,120 7,047,457
#*Vital Energy, Inc. 103,938 1,473,841
#Vitesse Energy, Inc. 106,250 2,172,813
World Kinect Corp. 249,163 6,251,500
TOTAL ENERGY 389,591,212
FINANCIALS — ( 28 .5% )
1st Source Corp. 63,226 3,790,399
*Acacia Research Corp. 172,870 534,168
ACNB Corp. 8,271 346,638
Affinity Bancshares, Inc. 455 8,354
Alerus Financial Corp. 12,855 255,557
Ally Financial, Inc. 1,145 37,396
Amalgamated Financial Corp. 61,315 1,726,630
*Ambac Financial Group, Inc. 178,558 1,424,893
Amerant Bancorp, Inc. 88,347 1,487,763
Ameris Bancorp 287,120 16,825,232
AmeriServ Financial, Inc. 13,222 31,865
Ames National Corp. 1,188 20,624
Arrow Financial Corp. 15,089 370,133
Associated Banc-Corp. 718,442 15,848,831
Associated Capital Group, Inc.,
Class A 1,289 46,559
Assured Guaranty, Ltd. 219,597 19,265,245
#Atlantic Union Bankshares Corp. 502,747 13,926,092
Axis Capital Holdings, Ltd. 133,078 12,818,073
Banc of California, Inc. 164,604 2,218,862
Bank of Marin Bancorp 31,333 642,953
Bank of the James Financial
Group, Inc. 37 500
#Bank OZK 474,601 20,218,003
BankFinancial Corp. 48,874 600,661
BankUnited, Inc. 303,537 9,928,695
Bankwell Financial Group, Inc. 9,923 336,489
Banner Corp. 103,792 6,345,843
Bar Harbor Bankshares 58,500 1,733,940
BayCom Corp. 39,923 1,038,397
BCB Bancorp, Inc. 66,361 545,487
Berkshire Hills Bancorp, Inc. 174,127 4,323,573
*Blue Foundry Bancorp 50,153 468,429
*Blue Ridge Bankshares, Inc. 10,899 37,384
Shares Value†
FINANCIALS — (Continued)
BOK Financial Corp. 202,152 $ 18,834,502
Bread Financial Holdings, Inc. 210,707 9,998,047
*Bridgewater Bancshares, Inc. 51,032 785,382
*Brighthouse Financial, Inc. 251,503 14,642,505
Brookline Bancorp, Inc. 347,120 3,623,933
Burke & Herbert Financial
Services Corp. 10,935 611,376
Business First Bancshares, Inc. 70,796 1,631,848
*BV Financial, Inc. 9,565 146,823
Byline Bancorp, Inc. 186,048 4,751,666
C&F Financial Corp. 11,996 776,981
Cadence Bank 682,897 19,981,566
*California Bancorp 3,935 54,972
Camden National Corp. 23,134 891,122
Capital City Bank Group, Inc. 28,797 1,052,242
Capitol Federal Financial, Inc. 466,245 2,643,609
*Carter Bankshares, Inc. 66,497 1,018,069
Cathay General Bancorp 285,367 11,896,950
CB Financial Services, Inc. 839 24,063
Central Pacific Financial Corp. 38,299 983,901
CF Bankshares, Inc. 2,458 56,485
Chemung Financial Corp. 8,541 378,708
ChoiceOne Financial Services,
Inc. 1,172 33,320
Citizens & Northern Corp. 19,601 377,319
Citizens Community Bancorp, Inc. 19,562 289,909
Citizens Financial Services, Inc. 2,263 123,175
Civista Bancshares, Inc. 57,405 1,292,187
CNB Financial Corp. 69,573 1,527,127
Colony Bankcorp, Inc. 38,193 592,755
Columbia Banking System, Inc. 766,368 17,181,971
Comerica, Inc. 384,257 20,653,814
Community Trust Bancorp, Inc. 55,131 2,699,214
Community West Bancshares 37,846 662,305
ConnectOne Bancorp, Inc. 149,836 3,375,805
*Consumer Portfolio Services,
Inc. 264 2,437
*Customers Bancorp, Inc. 138,391 6,919,550
CVB Financial Corp. 503,963 9,343,474
Dime Community Bancshares,
Inc. 156,419 4,018,404
Donegal Group, Inc., Class A 96,654 1,870,255
Eagle Bancorp Montana, Inc. 15,935 277,269
Eagle Bancorp, Inc. 112,631 2,021,726
Eastern Bankshares, Inc. 785,287 11,716,482
*eHealth, Inc. 39,743 220,971
Employers Holdings, Inc. 114,022 5,540,329
#Enact Holdings, Inc. 331,157 11,852,109
*Encore Capital Group, Inc. 42,978 1,478,443
*Enstar Group, Ltd. 30,362 10,153,356
Enterprise Bancorp, Inc. 13,596 505,771
Enterprise Financial Services
Corp. 140,572 7,312,555
Equity Bancshares, Inc., Class A 17,472 672,497
Essent Group, Ltd. 378,722 21,560,643
Evans Bancorp, Inc. 8,252 317,289
#*EZCORP, Inc., Class A 232,694 3,809,201
F&G Annuities & Life, Inc. 20,358 708,662

60
Dimensional US Small Cap Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Farmers & Merchants Bancorp,
Inc. 5,225 $ 136,738
Farmers National Banc Corp. 13,186 171,945
FB Financial Corp. 39,849 1,695,973
Fidelis Insurance Holdings, Ltd. 348,252 5,693,920
Financial Institutions, Inc. 64,240 1,631,054
First American Financial Corp. 184,673 11,229,965
First Bancorp 160,983 6,513,372
First Bancorp, Inc. (The) 1,128 27,557
First Bank 52,553 755,712
First Busey Corp. 322,275 6,700,097
First Business Financial Services,
Inc. 22,242 1,070,730
First Capital, Inc. 5 226
First Commonwealth Financial
Corp. 374,446 5,736,513
First Community Bankshares, Inc. 9,559 360,183
First Community Corp. 11,354 266,819
First Financial Bancorp 393,018 9,098,367
First Financial Corp. 43,182 2,133,191
*First Foundation, Inc. 26,630 133,683
First Hawaiian, Inc. 509,973 11,657,983
First Horizon Corp. 1,191,464 21,541,669
First Internet Bancorp 31,306 665,566
First Interstate BancSystem, Inc.,
Class A 418,566 10,964,336
First Merchants Corp. 229,354 8,174,177
First Mid Bancshares, Inc. 78,146 2,612,421
First Northwest Bancorp 19,048 196,194
First of Long Island Corp. (The) 82,155 946,426
First Savings Financial Group,
Inc. 2,681 71,422
First United Corp. 23,161 689,503
First US Bancshares, Inc. 244 3,050
*First Western Financial, Inc. 7,890 166,400
*Firstsun Capital Bancorp 26,265 919,012
Flushing Financial Corp. 115,197 1,378,908
FNB Corp. 1,537,973 20,132,067
Franklin Financial Services Corp. 3,384 130,622
Franklin Resources, Inc. 598,537 11,228,554
FS Bancorp, Inc. 17,227 673,576
Fulton Financial Corp. 748,095 12,478,225
*FVCBankcorp, Inc. 4,636 52,943
*Genworth Financial, Inc. 1,742,981 11,956,850
Great Southern Bancorp, Inc. 25,652 1,410,860
*Green Dot Corp., Class A 188,964 1,581,629
*Greenlight Capital Re, Ltd.,
Class A 134,897 1,769,174
#Guaranty Bancshares, Inc. 7,625 300,883
Hancock Whitney Corp. 347,177 18,084,450
Hanmi Financial Corp. 108,096 2,472,156
Hanover Bancorp, Inc. 1,713 39,724
HarborOne Bancorp, Inc. 154,509 1,749,042
HBT Financial, Inc. 9,080 210,429
Hennessy Advisors, Inc. 243 2,620
Heritage Commerce Corp. 234,229 2,117,430
Heritage Financial Corp. 126,287 2,881,869
*Heritage Insurance Holdings, Inc. 53,167 1,004,856
Shares Value†
FINANCIALS — (Continued)
#Hingham Institution For Savings
(The) 191 $ 47,666
Home Bancorp, Inc. 28,727 1,446,117
Home BancShares, Inc. 86,975 2,413,556
*HomeStreet, Inc. 45,973 522,253
HomeTrust Bancshares, Inc. 55,374 1,890,468
Hope Bancorp, Inc. 483,116 4,816,667
Horace Mann Educators Corp. 144,739 6,012,458
Horizon Bancorp, Inc. 155,851 2,287,893
IF Bancorp, Inc. 43 1,024
Independent Bank Corp. 170,424 10,070,354
Independent Bank Corp. 18,749 571,095
International Bancshares Corp. 22,451 1,370,409
Invesco, Ltd. 1,674,209 23,321,731
Investar Holding Corp. 34,965 668,880
Jackson Financial, Inc., Class A 309,140 24,085,097
James River Group Holdings, Ltd. 26,495 126,116
Janus Henderson Group PLC 438,510 14,562,917
Kearny Financial Corp. 248,313 1,554,439
Lake Shore Bancorp, Inc. 11 162
Landmark Bancorp, Inc. 902 25,445
LCNB Corp. 19,962 299,829
*LendingClub Corp. 398,964 3,897,878
Lincoln National Corp. 258,673 8,243,909
Live Oak Bancshares, Inc. 36,096 943,549
Magyar Bancorp, Inc. 422 5,815
MainStreet Bancshares, Inc. 6,956 132,999
Mercantile Bank Corp. 70,771 2,994,321
Merchants Bancorp 91,585 2,754,877
Mercury General Corp. 12,852 712,258
Meridian Corp. 29,523 398,560
*Metropolitan Bank Holding Corp. 30,294 1,876,107
MGIC Investment Corp. 1,031,273 25,689,010
#Mid Penn Bancorp, Inc. 51,452 1,494,681
Middlefield Banc Corp. 870 22,559
Midland States Bancorp, Inc. 87,553 1,425,363
MidWestOne Financial Group,
Inc. 41,067 1,139,199
MVB Financial Corp. 19,012 324,345
National Bank Holdings Corp.,
Class A 136,177 4,924,160
Navient Corp. 361,683 4,477,636
NBT Bancorp, Inc. 16,176 684,892
Nelnet, Inc., Class A 112,476 11,932,579
Nicolet Bankshares, Inc. 18,269 2,134,002
*NMI Holdings, Inc. 145,821 5,274,346
Northeast Community Bancorp,
Inc. 39,502 899,066
Northfield Bancorp, Inc. 164,350 1,733,892
Northrim Bancorp, Inc. 214 17,182
Northwest Bancshares, Inc. 499,952 6,174,407
Norwood Financial Corp. 34 850
Oak Valley Bancorp 556 14,567
OceanFirst Financial Corp. 207,380 3,434,213
OFG Bancorp 30,714 1,208,596
Ohio Valley Banc Corp. 227 8,177
Old National Bancorp 1,288,539 26,531,018
Old Republic International Corp. 67,792 2,548,979

61
Dimensional US Small Cap Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Old Second Bancorp, Inc. 203,665 $ 3,215,870
*Onity Group, Inc. 25,884 970,909
OP Bancorp 41,784 536,507
Oppenheimer Holdings, Inc.,
Class A 816 48,152
*OptimumBank Holdings, Inc. 1,341 5,807
Origin Bancorp, Inc. 103,665 3,321,427
Orrstown Financial Services, Inc. 20,939 627,542
Pacific Premier Bancorp, Inc. 393,668 8,007,207
Parke Bancorp, Inc. 37,526 707,365
#*Paysafe, Ltd. 192,167 2,926,703
PCB Bancorp 40,382 791,891
Peapack-Gladstone Financial
Corp. 66,583 1,843,017
Penns Woods Bancorp, Inc. 15,492 452,831
Peoples Bancorp of North
Carolina, Inc. 1,467 40,519
Peoples Bancorp, Inc. 168,126 4,877,335
Peoples Financial Services Corp. 19,941 861,850
Pinnacle Financial Partners, Inc. 121,226 12,151,694
*Ponce Financial Group, Inc. 34,272 441,081
Popular, Inc. 227,130 21,672,745
*PRA Group, Inc. 143,624 2,628,319
Primis Financial Corp. 92,510 762,282
Princeton Bancorp, Inc. 11,809 359,938
*ProAssurance Corp. 187,145 4,343,635
Prosperity Bancshares, Inc. 362,005 24,580,140
*Provident Bancorp, Inc. 31,733 352,236
Provident Financial Holdings, Inc. 1,636 24,556
Provident Financial Services, Inc. 534,423 8,748,505
QCR Holdings, Inc. 52,418 3,404,549
Radian Group, Inc. 42,608 1,360,900
RBB Bancorp 36,305 565,632
Red River Bancshares, Inc. 660 34,782
Regional Management Corp. 43,152 1,420,995
Renasant Corp. 357,039 11,450,241
*Repay Holdings Corp. 326,792 1,307,168
Republic Bancorp, Inc., Class A 34,445 2,337,093
*Rhinebeck Bancorp, Inc. 6 65
Richmond Mutual Bancorp, Inc. 66 926
Riverview Bancorp, Inc. 87,867 555,319
S&T Bancorp, Inc. 144,852 5,278,407
Safety Insurance Group, Inc. 245 18,742
SB Financial Group, Inc. 12,807 248,968
Seacoast Banking Corp. of
Florida 149,200 3,537,532
*Security National Financial
Corp., Class A 50,244 514,499
Shore Bancshares, Inc. 94,513 1,307,115
Sierra Bancorp 57,967 1,533,807
Simmons First National Corp.,
Class A 524,465 9,786,517
*SiriusPoint, Ltd. 573,777 9,639,454
SmartFinancial, Inc. 54,544 1,659,228
South Plains Financial, Inc. 18,716 630,916
*Southern First Bancshares, Inc. 15,173 538,793
Southern Missouri Bancorp, Inc. 15,503 816,233
Southern States Bancshares, Inc. 1,015 33,911
Southside Bancshares, Inc. 87,893 2,477,704
Shares Value†
FINANCIALS — (Continued)
SouthState Corp. 249,997 $ 21,694,740
SR Bancorp, Inc. 1,679 22,028
Stellar Bancorp, Inc. 187,784 4,687,089
*Sterling Bancorp, Inc. 65,995 319,416
Stewart Information Services
Corp. 41,240 2,700,395
Summit State Bank 1,516 13,705
Synovus Financial Corp. 109,328 4,736,089
*Texas Capital Bancshares, Inc. 197,957 13,490,770
*Third Coast Bancshares, Inc. 40,727 1,213,665
Timberland Bancorp, Inc. 31,333 963,176
Tompkins Financial Corp. 14,958 891,497
Towne Bank 288,597 9,509,271
TriCo Bancshares 114,714 4,425,666
TrustCo Bank Corp. 77,378 2,356,160
Trustmark Corp. 248,454 8,335,632
UMB Financial Corp. 103,622 9,799,533
United Bancshares, Inc. 388 10,464
United Bankshares, Inc. 556,214 19,072,578
United Community Banks, Inc. 484,767 13,384,417
United Fire Group, Inc. 88,517 2,449,265
United Security Bancshares 60,992 542,829
Unity Bancorp, Inc. 13,170 545,238
Univest Financial Corp. 116,390 3,438,161
US Global Investors, Inc., Class A 543 1,157
#Valley National Bancorp 2,156,253 18,543,776
*Velocity Financial, Inc. 22,248 397,572
Veritex Holdings, Inc. 207,279 4,825,455
Virginia National Bankshares
Corp. 38 1,398
Virtus Investment Partners, Inc. 2,158 331,447
Voya Financial, Inc. 990 58,608
WaFd, Inc. 367,649 10,489,026
Washington Trust Bancorp, Inc. 60,158 1,660,361
Waterstone Financial, Inc. 78,423 948,918
Webster Financial Corp. 599,946 28,377,446
WesBanco, Inc. 381,174 11,351,362
Western Alliance Bancorp 197,447 13,764,030
Western New England Bancorp,
Inc. 91,047 840,364
Westwood Holdings Group, Inc. 2,595 43,337
White Mountains Insurance
Group, Ltd. 10,539 18,627,156
William Penn Bancorp 2,765 34,065
Wintrust Financial Corp. 171,853 19,104,898
WSFS Financial Corp. 248,419 12,805,999
Zions Bancorp NA 491,091 22,084,362
TOTAL FINANCIALS 1,259,520,461
HEALTH CARE — ( 5 .2% )
*Acadia Healthcare Co., Inc. 107,124 2,506,702
*AdaptHealth Corp. 397,156 3,379,798
#*AirSculpt Technologies, Inc. 5,418 11,757
*American Shared Hospital
Services 4,931 13,314
*AMN Healthcare Services, Inc. 10,643 217,436
*Amphastar Pharmaceuticals, Inc. 45,091 1,100,671
*Anika Therapeutics, Inc. 7,879 114,482
*Avanos Medical, Inc. 176,993 2,221,262

62
Dimensional US Small Cap Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Avantor, Inc. 40,848 $ 530,616
*Azenta, Inc. 194,367 5,119,627
#*Bio-Rad Laboratories, Inc.,
Class A 74,813 18,260,357
*Castle Biosciences, Inc. 75,115 1,506,056
#*Certara, Inc. 252,554 3,500,398
*Charles River Laboratories
International, Inc. 65,303 7,746,242
#CONMED Corp. 21,326 1,047,320
*Cross Country Healthcare, Inc. 89,071 1,206,912
*Cytek Biosciences, Inc. 63,180 234,398
DENTSPLY SIRONA, Inc. 445,346 6,190,309
#*DocGo, Inc. 214,268 477,818
*Elanco Animal Health, Inc. 1,585,791 15,033,299
*Enhabit, Inc. 48,322 386,093
*Enovis Corp. 223,085 7,716,510
*Entrada Therapeutics, Inc. 57,038 520,757
*Envista Holdings Corp. 643,329 10,344,730
*Evolent Health, Inc., Class A 43,031 424,286
*FONAR Corp. 21,814 273,766
HealthStream, Inc. 3,112 104,657
*ICU Medical, Inc. 23,598 3,223,251
*InfuSystem Holdings, Inc. 3,200 15,104
#*Innoviva, Inc. 307,692 5,750,763
*Integer Holdings Corp. 31,373 3,962,724
*Integra LifeSciences Holdings
Corp. 258,865 4,242,797
#*Jazz Pharmaceuticals PLC 186,792 21,847,192
*Kewaunee Scientific Corp. 6,535 206,963
*LifeStance Health Group, Inc. 11,156 73,295
*LivaNova PLC 53,705 1,987,085
National HealthCare Corp. 58,850 5,560,736
#*Neogen Corp. 812,948 4,105,387
*NeoGenomics, Inc. 121,872 779,371
*Omnicell, Inc. 157,061 4,909,727
*OraSure Technologies, Inc. 258,913 774,150
*Organogenesis Holdings, Inc. 139,354 684,228
*OrthoPediatrics Corp. 16,102 335,244
*Owens & Minor, Inc. 318,069 2,245,567
*Pacira BioSciences, Inc. 169,955 4,571,789
*Pediatrix Medical Group, Inc. 106,820 1,375,842
Perrigo Co. PLC 539,884 13,885,816
Phibro Animal Health Corp.,
Class A 1,975 36,755
#Premier, Inc., Class A 379,215 7,717,025
*Prestige Consumer Healthcare,
Inc. 117,186 9,519,019
*Puma Biotechnology, Inc. 78,024 248,116
*QuidelOrtho Corp. 226,262 6,287,821
*Quipt Home Medical Corp. 8,676 18,653
Select Medical Holdings Corp. 102,271 1,865,423
#*Sensus Healthcare, Inc. 80,867 347,728
SIGA Technologies, Inc. 7,370 40,682
#*Supernus Pharmaceuticals, Inc. 137,054 4,451,514
*Surgery Partners, Inc. 274,063 6,015,683
*Tactile Systems Technology, Inc. 46,132 651,384
Teleflex, Inc. 83,473 11,439,975
Utah Medical Products, Inc. 10,590 548,032
*Vanda Pharmaceuticals, Inc. 69,011 311,240
Shares Value†
HEALTH CARE — (Continued)
*Varex Imaging Corp. 168,308 $ 1,400,323
Viatris, Inc. 703,726 5,925,373
*Voyager Therapeutics, Inc. 69,487 247,374
*Zimvie, Inc. 102,132 925,316
TOTAL HEALTH CARE 228,724,040
INDUSTRIALS — ( 16 .8% )
*AAR Corp. 103,137 5,513,704
ABM Industries, Inc. 240,343 11,714,318
ACCO Brands Corp. 163,803 632,280
Acme United Corp. 1,304 50,230
*AerSale Corp. 116,794 814,054
AGCO Corp. 220,670 18,719,436
*Air Industries Group 7,613 26,950
#Air Lease Corp. 481,423 22,511,339
Alamo Group, Inc. 1,920 320,602
*Alaska Air Group, Inc. 483,305 21,395,912
Alight, Inc., Class A 2,209,943 11,292,809
Allegiant Travel Co. 42,373 1,988,565
Allient, Inc. 61,499 1,313,004
#Alta Equipment Group, Inc. 6,379 27,111
*Ameresco, Inc., Class A 114,254 1,214,520
*American Woodmark Corp. 69,062 4,074,658
Apogee Enterprises, Inc. 16,544 656,300
ArcBest Corp. 92,327 5,402,976
Arcosa, Inc. 187,547 15,016,888
Astec Industries, Inc. 84,909 3,076,253
*Asure Software, Inc. 72,380 735,381
Atkore, Inc. 38,295 2,445,902
AZZ, Inc. 32,101 2,785,083
*BlueLinx Holdings, Inc. 38,959 2,537,789
Boise Cascade Co. 132,042 12,316,878
*Bowman Consulting Group, Ltd. 26,059 576,425
*BrightView Holdings, Inc. 405,769 5,567,151
*CACI International, Inc., Class A 5,669 2,595,665
*Cadeler A/S, ADR 20,473 427,271
#*Chart Industries, Inc. 57,295 7,733,679
Chicago Rivet & Machine Co. 1,140 15,105
Civeo Corp. 40,097 761,442
#*Clarivate PLC 1,230,187 5,302,106
Columbus McKinnon Corp. 127,695 1,896,271
*Commercial Vehicle Group, Inc. 47,915 46,013
CompX International, Inc. 4,175 113,560
#Concentrix Corp. 123,022 6,281,503
Concrete Pumping Holdings, Inc. 155,351 932,106
*Conduent, Inc. 464,133 979,321
Copa Holdings SA, Class A 105,559 9,686,094
Costamare, Inc. 529,531 4,940,524
Covenant Logistics Group, Inc. 109,437 2,177,796
*CPI Aerostructures, Inc. 10,014 32,245
#*Custom Truck One Source, Inc. 595,783 2,401,005
Deluxe Corp. 200,000 2,920,000
*DLH Holdings Corp. 6,287 24,771
*DNOW, Inc. 416,014 6,602,142
Douglas Dynamics, Inc. 2,012 48,248
*Ducommun, Inc. 61,250 3,510,850
Dun & Bradstreet Holdings, Inc. 1,608,080 14,424,478
*DXP Enterprises, Inc. 17,332 1,533,189
Eastern Co. (The) 13,972 293,272

63
Dimensional US Small Cap Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
EnerSys 49,364 $ 4,274,922
Ennis, Inc. 129,472 2,324,022
*Enviri Corp. 362,891 2,493,061
ESCO Technologies, Inc. 1,600 250,320
Espey Mfg. & Electronics Corp. 3,687 113,412
#*Everus Construction Group, Inc. 12,107 487,186
EVI Industries, Inc. 352 5,678
#*First Advantage Corp. 247,149 3,484,801
*Fluor Corp. 168,492 5,878,686
*Forrester Research, Inc. 28,458 266,082
#*Frontier Group Holdings, Inc. 215,249 641,442
*Gates Industrial Corp. PLC 1,073,368 20,308,123
GATX Corp. 80,982 11,820,133
Genco Shipping & Trading, Ltd. 202,862 2,629,091
*Gencor Industries, Inc. 49,796 631,911
*Gibraltar Industries, Inc. 111,512 5,904,560
*GMS, Inc. 109,571 8,027,171
*Great Lakes Dredge & Dock
Corp. 317,027 2,881,775
Greenbrier Cos., Inc. (The) 136,260 5,780,149
#*GXO Logistics, Inc. 336,937 12,210,597
*Hayward Holdings, Inc. 129,439 1,725,422
*Healthcare Services Group, Inc. 197,632 2,808,351
Heartland Express, Inc. 348,959 2,652,088
Heidrick & Struggles International,
Inc. 77,106 3,008,676
Helios Technologies, Inc. 142,368 3,880,952
Hillenbrand, Inc. 265,492 5,370,903
*Hillman Solutions Corp. 750,721 5,247,540
HNI Corp. 35,289 1,492,725
Hub Group, Inc., Class A 286,721 9,057,516
*Hudson Technologies, Inc. 105,832 708,016
Huntington Ingalls Industries, Inc. 58,436 13,460,148
*Hurco Cos., Inc. 21,412 357,152
Hyster-Yale, Inc. 22,174 852,147
*IBEX Holdings, Ltd. 12,340 308,994
ICF International, Inc. 44,951 3,819,037
Insteel Industries, Inc. 62,617 2,123,342
Interface, Inc. 64,103 1,205,136
*Janus International Group, Inc. 100,620 692,266
JBT Marel Corp. 48,623 5,118,057
*JELD-WEN Holding, Inc. 113,138 624,522
#*JetBlue Airways Corp. 359,113 1,565,733
Kelly Services, Inc., Class A 135,336 1,563,131
Kennametal, Inc. 328,418 6,397,583
*Kirby Corp. 209,084 20,149,425
Knight-Swift Transportation
Holdings, Inc. 600,686 23,528,871
Korn Ferry 187,354 11,559,742
*L.B. Foster Co., Class A 43,924 877,162
LSI Industries, Inc. 13,240 199,792
Luxfer Holdings PLC 78,710 846,920
*Manitowoc Co., Inc. (The) 145,194 1,144,129
ManpowerGroup, Inc. 188,532 8,120,073
Marten Transport, Ltd. 382,457 4,910,748
*Mastech Digital, Inc. 896 6,594
*Masterbrand, Inc. 498,409 6,055,669
Matson, Inc. 142,373 15,531,471
Shares Value†
INDUSTRIALS — (Continued)
Maximus, Inc. 2,058 $ 137,804
*Mayville Engineering Co., Inc. 70,087 895,712
*Mercury Systems, Inc. 15,641 782,050
#*Middleby Corp. (The) 72,332 9,645,472
Miller Industries, Inc. 51,996 2,121,957
MillerKnoll, Inc. 296,114 4,856,270
*Mistras Group, Inc. 126,129 1,150,296
*Montrose Environmental Group,
Inc. 49,725 727,477
*MRC Global, Inc. 209,147 2,436,562
National Presto Industries, Inc. 13,082 1,103,467
NL Industries, Inc. 56,308 483,123
*NN, Inc. 22,104 44,429
*Northwest Pipe Co. 47,335 2,005,111
*NV5 Global, Inc. 186,151 3,453,101
*OPENLANE, Inc. 469,545 8,691,278
*Orion Group Holdings, Inc. 23,107 147,654
Oshkosh Corp. 228,084 19,104,316
*PAMT Corp. 59,760 834,847
Pangaea Logistics Solutions, Ltd. 174,995 705,230
Park-Ohio Holdings Corp. 49,172 979,014
*Perma-Pipe International
Holdings, Inc. 16,147 193,764
Preformed Line Products Co. 17,489 2,402,464
Primoris Services Corp. 58,265 3,494,152
*Proto Labs, Inc. 81,626 2,869,970
Quanex Building Products Corp. 94,306 1,550,391
*Radiant Logistics, Inc. 181,408 1,061,237
Regal Rexnord Corp. 130,262 13,786,930
*Resideo Technologies, Inc. 610,383 10,242,227
Resources Connection, Inc. 77,754 445,919
Rush Enterprises, Inc., Class A 122,942 6,268,813
Rush Enterprises, Inc., Class B 8,670 501,473
Ryder System, Inc. 64,625 8,896,924
#Schneider National, Inc., Class B 372,650 8,008,248
Sensata Technologies Holding
PLC 578,229 12,374,101
Shyft Group, Inc. (The) 72,332 611,929
*SkyWest, Inc. 172,300 15,363,991
Stanley Black & Decker, Inc. 173,004 10,383,700
Steelcase, Inc., Class A 433,347 4,298,802
*Sun Country Airlines Holdings,
Inc. 233,943 2,292,641
#*Sunrun, Inc. 822,292 5,665,592
*TaskUS, Inc., Class A 1,671 23,327
*Taylor Devices, Inc. 4,437 141,540
#Terex Corp. 155,726 5,481,555
*Thermon Group Holdings, Inc. 95,548 2,506,224
#Timken Co. (The) 151,581 9,739,079
*Titan International, Inc. 198,356 1,457,917
#*Titan Machinery, Inc. 94,453 1,566,975
Trinity Industries, Inc. 91,136 2,287,514
#*TTEC Holdings, Inc. 57,179 228,716
*Tutor Perini Corp. 110,386 2,368,884
Twin Disc, Inc. 25,975 190,656
UFP Industries, Inc. 38,773 3,832,711
*Ultralife Corp. 65,436 293,153
UniFirst Corp. 61,677 11,007,494

64
Dimensional US Small Cap Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
#Universal Logistics Holdings,
Inc. 27,140 $ 590,024
*V2X, Inc. 108,990 5,423,342
Vestis Corp. 340,773 2,985,171
#Virco Mfg. Corp. 70,028 643,557
#*VirTra, Inc. 42,453 198,680
#VSE Corp. 20,846 2,387,284
#Werner Enterprises, Inc. 260,801 6,431,353
WESCO International, Inc. 145,232 23,667,007
*Wilhelmina International, Inc. 1,354 4,671
*Willdan Group, Inc. 3,343 131,046
Willis Lease Finance Corp. 6,235 964,679
Worthington Enterprises, Inc. 43,907 2,223,011
TOTAL INDUSTRIALS 743,582,337
INFORMATION TECHNOLOGY — ( 5 .7% )
*Alpha & Omega Semiconductor,
Ltd. 125,621 2,365,443
Amkor Technology, Inc. 1,052,391 18,364,223
*Arrow Electronics, Inc. 209,954 23,380,477
*ASGN, Inc. 104,651 5,272,317
*AstroNova, Inc. 502 4,172
*Aviat Networks, Inc. 19,926 349,901
Avnet, Inc. 385,187 18,099,937
*Axcelis Technologies, Inc. 23,436 1,147,895
Bel Fuse, Inc., Class B 10,188 670,065
Benchmark Electronics, Inc. 154,055 5,011,409
*BILL Holdings, Inc. 157,995 7,199,832
#*Cipher Mining, Inc. 245,627 700,037
*Clearfield, Inc. 1,182 33,888
*Coherent Corp. 54,036 3,475,596
*Cohu, Inc. 190,728 3,051,648
*Corsair Gaming, Inc. 219,697 1,555,455
*Daktronics, Inc. 36,850 467,627
*Diebold Nixdorf, Inc. 104,903 4,650,350
*Digi International, Inc. 97,625 2,655,400
*Diodes, Inc. 177,848 6,829,363
*DXC Technology Co. 737,823 11,451,013
*Eastman Kodak Co. 72,736 457,509
*Electro-Sensors, Inc. 297 1,256
*ePlus, Inc. 61,206 3,816,806
*Ichor Holdings, Ltd. 115,327 2,281,168
Information Services Group, Inc. 54,944 213,183
*inTEST Corp. 18,754 116,275
*IPG Photonics Corp. 163,990 9,821,361
*Key Tronic Corp. 23,650 58,179
*Kimball Electronics, Inc. 105,282 1,509,744
*Knowles Corp. 345,605 5,439,823
*KVH Industries, Inc. 10,688 54,616
*Lantronix, Inc. 170,122 362,360
*LGL Group, Inc. (The) 300 2,055
Littelfuse, Inc. 4,844 883,110
*LiveRamp Holdings, Inc. 42,352 1,107,928
Methode Electronics, Inc. 3,882 24,340
*Mirion Technologies, Inc. 315,620 4,980,484
*Mitek Systems, Inc. 22,987 190,332
MKS Instruments, Inc. 16,666 1,168,953
*N-able, Inc. 3,124 22,055
*NCR Voyix Corp. 113,072 969,027
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*NETGEAR, Inc. 103,885 $ 2,505,706
*NetScout Systems, Inc. 141,770 2,980,005
*Nortech Systems, Inc. 175 1,545
*Olo, Inc., Class A 321,296 1,992,035
PC Connection, Inc. 35,456 2,199,690
#*Penguin Solutions, Inc. 25,858 441,396
*Photronics, Inc. 277,437 5,068,774
*Plexus Corp. 18,018 2,205,944
#*Powerfleet, Inc. 144,254 727,040
*Qorvo, Inc. 54,701 3,920,421
*RF Industries, Ltd. 2,938 11,253
*Ribbon Communications, Inc. 326,995 1,049,654
Richardson Electronics, Ltd. 62,129 538,037
#*Riot Platforms, Inc. 12,487 90,406
*Rogers Corp. 68,861 4,256,298
*Sanmina Corp. 219,342 16,843,272
*ScanSource, Inc. 98,319 3,243,544
Skyworks Solutions, Inc. 192,356 12,364,644
*Sonim Technologies, Inc. 11,979 18,568
*SoundThinking, Inc. 681 10,569
*Synaptics, Inc. 28,912 1,609,242
Taitron Components, Inc. 4,441 9,593
TD SYNNEX Corp. 96,598 10,703,058
*TransAct Technologies, Inc. 13,958 48,574
*Trio-Tech International 4,720 24,355
*TTM Technologies, Inc. 465,151 9,312,323
*Ultra Clean Holdings, Inc. 119,150 2,228,701
*Veeco Instruments, Inc. 119,400 2,232,780
*Verint Systems, Inc. 201,126 3,547,863
#*Viasat, Inc. 319,304 2,959,948
#Vishay Intertechnology, Inc. 479,979 6,234,927
*Vishay Precision Group, Inc. 52,843 1,317,904
#Xerox Holdings Corp. 343,534 1,514,985
TOTAL INFORMATION
TECHNOLOGY 252,429,666
MATERIALS — ( 6 .5% )
AdvanSix, Inc. 118,298 2,533,943
Alcoa Corp. 658,829 16,161,075
*Alpha Metallurgical Resources,
Inc. 40,420 4,904,967
*Alto Ingredients, Inc. 4,132 3,726
American Vanguard Corp. 15,420 65,072
#*Arq, Inc. 71,406 270,629
*Ascent Industries Co. 693 9,148
Ashland, Inc. 197,266 10,729,298
#*Aspen Aerogels, Inc. 109,548 591,559
Avient Corp. 354,077 11,794,305
Caledonia Mining Corp. PLC 41,094 541,208
#Celanese Corp. 56,445 2,512,367
*Clearwater Paper Corp. 66,276 1,780,173
#*Cleveland-Cliffs, Inc. 1,721,929 14,188,695
*Coeur Mining, Inc. 157,693 875,196
Commercial Metals Co. 477,026 21,246,738
#Eastman Chemical Co. 65,446 5,039,342
#*Ecovyst, Inc. 519,969 3,109,415
#Element Solutions, Inc. 300,051 6,124,041
Ferroglobe PLC 124,099 433,106
*Flotek Industries, Inc. 3,561 24,785

65
Dimensional US Small Cap Value ETF
continued
Shares Value†
MATERIALS — (Continued)
FMC Corp. 117,163 $ 4,911,473
Friedman Industries, Inc. 26,863 462,312
Greif, Inc., Class A 151,702 7,961,321
Greif, Inc., Class B 5,989 332,809
HB Fuller Co. 123,874 6,694,151
Hecla Mining Co. 1,015,872 5,810,788
Huntsman Corp. 738,661 9,831,578
Innospec, Inc. 29,755 2,662,477
*Intrepid Potash, Inc. 50,145 1,656,791
Kaiser Aluminum Corp. 68,250 4,399,395
Koppers Holdings, Inc. 76,839 1,925,585
Kronos Worldwide, Inc. 255,753 1,971,856
*LSB Industries, Inc. 181,443 1,157,606
Materion Corp. 17,767 1,474,839
Mativ Holdings, Inc. 117,369 599,756
*McEwen Mining, Inc. 24,241 189,080
Mercer International, Inc. 262,011 1,171,189
*Metallus, Inc. 172,008 2,175,901
Minerals Technologies, Inc. 141,324 7,290,905
Mosaic Co. (The) 722,158 21,953,603
Myers Industries, Inc. 130,897 1,374,419
*Nexa Resources SA 29,472 172,117
Northern Technologies
International Corp. 1,852 13,797
*O-I Glass, Inc. 646,591 8,185,842
Olin Corp. 137,099 2,964,080
Olympic Steel, Inc. 46,254 1,491,692
Orion SA 181,912 2,190,220
*Perimeter Solutions, Inc. 539,991 5,470,109
#Quaker Chemical Corp. 46,703 4,947,716
Radius Recycling, Inc. 50,567 1,483,130
#Ramaco Resources, Inc., Class
A 106,368 1,072,189
Ramaco Resources, Inc., Class B 4,972 45,593
*Ranpak Holdings Corp. 279,119 1,147,179
*Rayonier Advanced Materials,
Inc. 272,708 1,161,736
Ryerson Holding Corp. 131,698 3,079,099
Sonoco Products Co. 181,854 7,456,014
Stepan Co. 90,718 4,586,702
SunCoke Energy, Inc. 419,948 3,804,729
*Tredegar Corp. 6,869 53,372
TriMas Corp. 154,108 3,706,297
Tronox Holdings PLC 645,710 3,493,291
#United States Steel Corp. 842,658 36,832,581
Shares Value†
MATERIALS — (Continued)
#Warrior Met Coal, Inc. 17,407 $ 832,403
Worthington Steel, Inc. 140,113 3,595,300
TOTAL MATERIALS 286,731,810
REAL ESTATE — ( 0 .9% )
*AMREP Corp. 8,990 202,725
*Anywhere Real Estate, Inc. 465,427 1,610,378
*CKX Lands, Inc. 1,249 13,140
*Cushman & Wakefield PLC 927,967 8,695,051
*Five Point Holdings LLC, Class A 137,499 723,245
*Forestar Group, Inc. 217,382 4,186,777
*FRP Holdings, Inc. 53,896 1,432,825
#*Howard Hughes Holdings, Inc. 131,642 8,758,142
*Jones Lang LaSalle, Inc. 37,813 8,599,054
Newmark Group, Inc., Class A 174,448 1,917,184
*RE/MAX Holdings, Inc. 76,616 586,112
#*Seaport Entertainment Group,
Inc. 30,856 590,892
*Stratus Properties, Inc. 17,397 276,090
*Tejon Ranch Co. 131,337 2,223,535
TOTAL REAL ESTATE 39,815,150
UTILITIES — ( 0 .7% )
MDU Resources Group, Inc. 668,050 11,450,377
New Jersey Resources Corp. 207,322 10,146,339
Ormat Technologies, Inc. 113,232 8,220,643
TOTAL UTILITIES 29,817,359
TOTAL COMMON STOCKS 4,132,165,846
RIGHTS/WARRANTS — ( 0 .0% )
HEALTH CARE — ( 0 .0% )
*OmniAb Operations, Inc.-
Vesting 12.5 3,138 –
*OmniAb Operations, Inc.-
Vesting 15 3,138 –
TOTAL HEALTH CARE –
MATERIALS — ( 0 .0% )
*<Resolute Forest Products, Inc.
CVR 34,750 9,254
TOTAL RIGHTS/WARRANTS 9,254
TOTAL INVESTMENT SECURITIES — (93.5%)
(Cost $4,488,601,834) 4,132,175,100
SECURITIES LENDING COLLATERAL — (6.5%)
@§The DFA Short Term
Investment Fund 24,667,852 285,283,709
TOTAL INVESTMENTS — ( 100 .0% )
(Cost $4,773,885,543) $ 4,417,458,809

66
Dimensional US Small Cap Value ETF
continued
As of April 30, 2025 , Dimensional US Small Cap Value ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 63 06/20/25 $ 16,743,057 $ 17,599,050 $ 855,993
Total Futures Contracts ..............
$ 16,743,057 $ 17,599,050 $ 855,993
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 121,100,430 $ — $ — $ 121,100,430
Consumer Discretionary ................ 599,358,838 — — 599,358,838
Consumer Staples .................... 181,494,543 — — 181,494,543
Energy ............................. 389,591,212 — — 389,591,212
Financials ........................... 1,259,201,045 319,416 — 1,259,520,461
Health Care ......................... 228,724,040 — — 228,724,040
Industrials ........................... 743,582,337 — — 743,582,337
Information Technology ................ 252,429,666 — — 252,429,666
Materials ........................... 286,731,810 — — 286,731,810
Real Estate .......................... 39,815,150 — — 39,815,150
Utilities ............................. 29,817,359 — — 29,817,359
Rights/Warrants
Health Care ......................... — — — —
Materials ........................... — — 9,254 9,254
Securities Lending Collateral .............. — 285,283,709 — 285,283,709
Total Investments ....................... $4,131,846,430 $285,603,125 $9,254> $4,417,458,809
Financial Instruments
Assets
Futures Contracts ** ..................... 855,993 — — 855,993
Total Other Financial Instruments .......... $855,993 $– $– $855,993
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

67
Dimensional US Large Cap Vector ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value†
COMMON STOCKS — ( 98.9% )
COMMUNICATION SERVICES — (13.2%)
Alphabet, Inc., Class A 63,656 $ 10,108,573
Alphabet, Inc., Class C 54,933 8,838,170
AT&T, Inc. 118,517 3,282,921
#*Charter Communications, Inc.,
Class A 3,054 1,196,740
Comcast Corp., Class A 72,449 2,477,756
Electronic Arts, Inc. 5,732 831,656
Fox Corp., Class A 11,285 561,880
Fox Corp., Class B 2,137 98,815
Interpublic Group of Cos., Inc.
(The) 5,131 128,891
Meta Platforms, Inc., Class A 32,610 17,902,890
#Omnicom Group, Inc. 7,493 570,667
*Take-Two Interactive Software,
Inc. 1,104 257,585
T-Mobile US, Inc. 9,367 2,313,181
Verizon Communications, Inc. 96,221 4,239,497
Warner Music Group Corp., Class
A 3,336 101,581
TOTAL COMMUNICATION
SERVICES 52,910,803
CONSUMER DISCRETIONARY — (9.4%)
*Amazon.com, Inc. 102,133 18,835,368
*Aptiv PLC 700 39,942
Best Buy Co., Inc. 9,598 640,091
*Burlington Stores, Inc. 2,006 451,430
*Chipotle Mexican Grill, Inc. 17,318 874,905
D.R. Horton, Inc. 6,860 866,692
Darden Restaurants, Inc. 3,935 789,518
*Deckers Outdoor Corp. 2,341 259,453
Dick's Sporting Goods, Inc. 2,091 392,564
eBay, Inc. 15,405 1,050,005
Expedia Group, Inc. 2,039 319,980
Ford Motor Co. 114,047 1,141,611
Garmin, Ltd. 3,211 600,040
General Motors Co. 23,990 1,085,308
Genuine Parts Co. 3,727 438,109
Las Vegas Sands Corp. 10,790 395,669
#Lennar Corp., Class A 207 22,482
Lennar Corp., Class B 8 827
*Lululemon Athletica, Inc. 1,169 316,530
NIKE, Inc., Class B 7,161 403,880
*NVR, Inc. 107 762,455
Penske Automotive Group, Inc. 177 27,554
Pool Corp. 867 254,152
PulteGroup, Inc. 5,174 530,749
Ralph Lauren Corp. 1,474 331,576
Ross Stores, Inc. 9,188 1,277,132
Royal Caribbean Cruises, Ltd. 6,694 1,438,608
Service Corp. International 149 11,905
*SharkNinja, Inc. 546 43,953
Tapestry, Inc. 3,902 275,676
TJX Cos., Inc. (The) 16,791 2,160,666
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Toll Brothers, Inc. 1,643 $ 165,730
#Tractor Supply Co. 9,722 492,128
*Ulta Beauty, Inc. 1,231 487,033
Williams-Sonoma, Inc. 2,887 445,955
TOTAL CONSUMER
DISCRETIONARY 37,629,676
CONSUMER STAPLES — (9.3%)
Albertsons Cos., Inc., Class A 827 18,177
*BJ's Wholesale Club Holdings,
Inc. 1,005 118,148
Brown-Forman Corp., Class A 53 1,834
#Brown-Forman Corp., Class B 2,885 100,513
Casey's General Stores, Inc. 1,223 565,748
Church & Dwight Co., Inc. 3,513 348,981
Coca-Cola Co. (The) 47,134 3,419,572
Conagra Brands, Inc. 823 20,336
Constellation Brands, Inc., Class
A 3,498 656,015
Costco Wholesale Corp. 5,763 5,731,304
Dollar General Corp. 3,460 324,167
*Dollar Tree, Inc. 1,809 147,922
Estee Lauder Cos., Inc. (The) 1,061 63,618
General Mills, Inc. 15,972 906,251
Hershey Co. (The) 3,134 523,974
J.M. Smucker Co. (The) 193 22,440
Kellanova 1,584 131,108
Kenvue, Inc. 24,762 584,383
Kimberly-Clark Corp. 6,045 796,610
Kroger Co. (The) 26,604 1,921,075
McCormick & Co., Inc. 793 60,791
Mondelez International, Inc.,
Class A 13,751 936,856
*Monster Beverage Corp. 5,754 345,931
PepsiCo, Inc. 27,888 3,781,055
*Performance Food Group Co. 2,162 174,387
Primo Brands Corp. 315 10,291
Procter & Gamble Co. (The) 38,906 6,324,948
*Sprouts Farmers Market, Inc. 261 44,631
Sysco Corp. 13,696 977,894
Target Corp. 12,048 1,165,042
The Campbell's Company 6,701 244,318
*US Foods Holding Corp. 7,620 500,329
Walmart, Inc. 63,894 6,213,692
TOTAL CONSUMER STAPLES 37,182,341
ENERGY — (7.2%)
Baker Hughes Co. 25,265 894,381
Cheniere Energy, Inc. 6,506 1,503,602
Chevron Corp. 29,057 3,953,495
ConocoPhillips 25,839 2,302,772
Coterra Energy, Inc. 19,192 471,356
Devon Energy Corp. 17,716 538,744
Diamondback Energy, Inc. 2,341 309,035
EOG Resources, Inc. 12,991 1,433,297
Expand Energy Corp. 930 96,627

68
Dimensional US Large Cap Vector ETF
continued
Shares Value†
ENERGY — (Continued)
Exxon Mobil Corp. 76,953 $ 8,128,545
Halliburton Co. 15,981 316,743
Hess Corp. 10,356 1,336,442
Marathon Petroleum Corp. 9,682 1,330,404
#Occidental Petroleum Corp. 14,411 567,937
ONEOK, Inc. 9,144 751,271
Ovintiv, Inc. 219 7,354
Permian Resources Corp. 1,319 15,564
Phillips 66 6,561 682,738
Schlumberger NV 19,663 653,795
Targa Resources Corp. 5,202 889,022
TechnipFMC PLC 754 21,240
#Texas Pacific Land Corp. 382 492,348
Valero Energy Corp. 8,940 1,037,845
Williams Cos., Inc. (The) 16,765 981,926
TOTAL ENERGY 28,716,483
FINANCIALS — (14.9%)
Aflac, Inc. 2,412 262,136
Allstate Corp. (The) 4,008 795,147
Ally Financial, Inc. 1,221 39,878
American Express Co. 14,527 3,870,138
American Financial Group, Inc. 140 17,732
American International Group,
Inc. 15,391 1,254,674
Ameriprise Financial, Inc. 3,262 1,536,467
Aon PLC, Class A 1,532 543,538
Apollo Global Management, Inc. 4,312 588,502
Arch Capital Group, Ltd. 8,753 793,722
Arthur J. Gallagher & Co. 2,428 778,635
Bank of New York Mellon Corp.
(The) 1,144 91,989
Brown & Brown, Inc. 6,176 683,066
Cboe Global Markets, Inc. 1,501 332,922
Charles Schwab Corp. (The) 20,450 1,664,630
Cincinnati Financial Corp. 3,008 418,744
*Coinbase Global, Inc., Class A 1,693 343,493
Corebridge Financial, Inc. 19,002 563,029
*Corpay, Inc. 2,010 653,994
Discover Financial Services 7,433 1,357,786
East West Bancorp, Inc. 2,284 195,396
Equitable Holdings, Inc. 6,705 331,562
Erie Indemnity Co., Class A 40 14,345
Everest Group, Ltd. 161 57,772
FactSet Research Systems, Inc. 1,167 504,401
Fidelity National Financial, Inc. 7,091 454,179
Fidelity National Information
Services, Inc. 15,229 1,201,264
Fifth Third Bancorp 12,374 444,722
First Citizens BancShares, Inc.,
Class A 144 256,196
*Fiserv, Inc. 7,516 1,387,228
Hartford Insurance Group, Inc.
(The) 10,546 1,293,678
Huntington Bancshares, Inc. 5,991 87,049
Jack Henry & Associates, Inc. 1,084 187,998
JPMorgan Chase & Co. 48,524 11,869,941
LPL Financial Holdings, Inc. 2,239 716,010
*Markel Group, Inc. 263 478,292
Shares Value†
FINANCIALS — (Continued)
Marsh & McLennan Cos., Inc. 7,558 $ 1,704,102
MetLife, Inc. 21,520 1,621,962
Moody's Corp. 2,052 929,802
Morgan Stanley 20,183 2,329,522
Morningstar, Inc. 233 66,340
Nasdaq, Inc., ADR 227 17,300
Northern Trust Corp. 3,333 313,235
*PayPal Holdings, Inc. 11,437 753,012
Principal Financial Group, Inc. 2,836 210,289
Progressive Corp. (The) 7,683 2,164,608
Prudential Financial, Inc. 2,565 263,451
Raymond James Financial, Inc. 5,811 796,339
Regions Financial Corp. 3,658 74,660
RenaissanceRe Holdings, Ltd. 1,000 241,930
Synchrony Financial 8,715 452,744
T. Rowe Price Group, Inc. 4,652 411,935
Travelers Cos., Inc. (The) 8,639 2,281,819
Unum Group 651 50,557
Visa, Inc., Class A 22,618 7,814,519
W. R. Berkley Corp. 8,980 643,776
Wells Fargo & Co. 468 33,233
Willis Towers Watson PLC 1,979 609,136
TOTAL FINANCIALS 59,854,526
HEALTH CARE — (11.1%)
Abbott Laboratories 21,092 2,757,779
AbbVie, Inc. 10,988 2,143,759
Agilent Technologies, Inc. 6,005 646,138
*Align Technology, Inc. 299 51,817
Amgen, Inc. 10,978 3,193,720
Becton Dickinson & Co. 4,251 880,340
*Boston Scientific Corp. 9,620 989,609
Bristol-Myers Squibb Co. 52,492 2,635,098
Cencora, Inc. 1,070 313,157
Cigna Group (The) 4,146 1,409,806
CVS Health Corp. 1,236 82,454
*DaVita, Inc. 527 74,597
*Edwards Lifesciences Corp. 6,033 455,431
Elevance Health, Inc. 2,227 936,632
Eli Lilly & Co. 68 61,129
GE HealthCare Technologies, Inc. 10,978 772,083
Gilead Sciences, Inc. 32,416 3,453,601
*Hologic, Inc. 2,679 155,918
Humana, Inc. 831 217,921
*IDEXX Laboratories, Inc. 1,506 651,571
*IQVIA Holdings, Inc. 4,783 741,700
Johnson & Johnson 50,581 7,906,316
Merck & Co., Inc. 42,906 3,655,591
*Molina Healthcare, Inc. 893 292,020
*Neurocrine Biosciences, Inc. 323 34,784
Pfizer, Inc. 10,498 256,256
Quest Diagnostics, Inc. 3,573 636,780
ResMed, Inc. 1,958 463,243
*Solventum Corp. 778 51,441
STERIS PLC 33 7,416
Stryker Corp. 2,229 833,468
*Tenet Healthcare Corp. 1,891 270,318
Thermo Fisher Scientific, Inc. 1,210 519,090
*United Therapeutics Corp. 1,386 420,083

69
Dimensional US Large Cap Vector ETF
continued
Shares Value†
HEALTH CARE — (Continued)
UnitedHealth Group, Inc. 11,396 $ 4,688,770
Universal Health Services, Inc.,
Class B 248 43,913
*Vertex Pharmaceuticals, Inc. 1,363 694,448
*Waters Corp. 659 229,154
West Pharmaceutical Services,
Inc. 265 55,992
Zoetis, Inc. 5,730 896,172
TOTAL HEALTH CARE 44,579,515
INDUSTRIALS — (14.4%)
3M Co. 9,405 1,306,449
AECOM 2,211 218,115
Allegion PLC 506 70,435
AMETEK, Inc. 5,060 858,075
Automatic Data Processing, Inc. 7,394 2,222,636
Booz Allen Hamilton Holding
Corp. 1,818 218,196
Broadridge Financial Solutions,
Inc. 1,834 444,562
*Builders FirstSource, Inc. 3,237 387,242
Carlisle Cos., Inc. 1,352 513,057
Carrier Global Corp. 9,429 589,690
Caterpillar, Inc. 11,205 3,465,370
Cintas Corp. 5,465 1,156,831
*Clean Harbors, Inc. 1,325 283,470
#CNH Industrial NV 31,223 361,250
Comfort Systems USA, Inc. 272 108,134
*Copart, Inc. 6,780 413,783
CSX Corp. 52,869 1,484,033
Cummins, Inc. 3,071 902,383
Curtiss-Wright Corp. 405 139,680
Deere & Co. 6,120 2,836,987
Delta Air Lines, Inc. 20,273 843,965
Dover Corp. 1,944 331,744
Eaton Corp. PLC 3,339 982,901
EMCOR Group, Inc. 1,295 518,906
Equifax, Inc. 1,999 520,000
Expeditors International of
Washington, Inc. 5,047 554,716
Fastenal Co. 3,868 313,192
FedEx Corp. 4,988 1,049,126
Ferguson Enterprises, Inc. 5,958 1,010,834
General Dynamics Corp. 3,051 830,238
Graco, Inc. 3,692 301,304
Honeywell International, Inc. 12,415 2,613,357
Howmet Aerospace, Inc. 6,161 853,791
Hubbell, Inc. 1,183 429,642
IDEX Corp. 1,272 221,290
Illinois Tool Works, Inc. 6,292 1,509,514
Jacobs Solutions, Inc. 688 85,174
JB Hunt Transport Services, Inc. 2,594 338,725
Johnson Controls International
PLC 11,187 938,589
Leidos Holdings, Inc. 2,849 419,316
Lennox International, Inc. 465 254,239
Lincoln Electric Holdings, Inc. 571 100,610
Lockheed Martin Corp. 5,040 2,407,860
Nordson Corp. 605 114,690
Shares Value†
INDUSTRIALS — (Continued)
Norfolk Southern Corp. 3,604 $ 807,476
Northrop Grumman Corp. 1,502 730,723
Old Dominion Freight Line, Inc. 5,016 768,852
Owens Corning 2,883 419,217
PACCAR, Inc. 13,505 1,218,286
Parker-Hannifin Corp. 1,801 1,089,713
Paychex, Inc. 8,280 1,218,154
Pentair PLC 2,800 254,044
Quanta Services, Inc. 2,073 606,746
Republic Services, Inc. 3,773 946,080
Rockwell Automation, Inc. 2,339 579,324
Rollins, Inc. 5,643 322,385
RTX Corp. 3,713 468,321
*Saia, Inc. 113 27,572
Snap-on, Inc. 1,633 512,452
SS&C Technologies Holdings,
Inc. 8,319 628,916
Textron, Inc. 559 39,337
Trane Technologies PLC 1,337 512,485
TransUnion 3,592 297,992
*U-Haul Holding Co. 226 13,874
U-Haul Holding Co. 3,109 170,373
Union Pacific Corp. 13,309 2,870,219
*United Airlines Holdings, Inc. 9,591 660,053
United Parcel Service, Inc., Class
B 16,442 1,566,923
United Rentals, Inc. 2,182 1,377,824
Veralto Corp. 2,181 209,158
Vertiv Holdings Co., Class A 7,357 628,141
Waste Management, Inc. 6,110 1,425,830
#Watsco, Inc. 213 97,946
WW Grainger, Inc. 1,171 1,199,467
*XPO, Inc. 3,796 402,832
TOTAL INDUSTRIALS 57,594,816
INFORMATION TECHNOLOGY — (15.0%)
Accenture PLC, Class A 8,356 2,499,697
*Adobe, Inc. 3,773 1,414,800
*Akamai Technologies, Inc. 1,988 160,193
Amphenol Corp., Class A 6,280 483,246
Analog Devices, Inc. 3,077 599,769
Applied Materials, Inc. 11,368 1,713,271
*AppLovin Corp., Class A 4,342 1,169,344
*Autodesk, Inc. 2,601 713,324
CDW Corp. 2,615 419,865
Cisco Systems, Inc. 48,114 2,777,621
Cognizant Technology Solutions
Corp., Class A 13,381 984,440
Corning, Inc. 18,659 828,087
Entegris, Inc. 221 17,486
*F5, Inc. 1,104 292,273
*First Solar, Inc. 2,470 310,775
*Flex, Ltd. 10,123 347,624
*Gartner, Inc. 663 279,176
Gen Digital, Inc. 24,091 623,234
Hewlett Packard Enterprise Co. 23,194 376,207
International Business Machines
Corp. 20,948 5,065,645
Jabil, Inc. 2,755 403,773

70
Dimensional US Large Cap Vector ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Keysight Technologies, Inc. 2,681 $ 389,817
KLA Corp. 2,402 1,687,861
Lam Research Corp. 18,112 1,298,087
Microchip Technology, Inc. 5,936 273,531
Micron Technology, Inc. 8,272 636,530
Microsoft Corp. 56,590 22,367,763
NetApp, Inc. 3,910 350,923
NVIDIA Corp. 3,310 360,525
NXP Semiconductors NV 6,671 1,229,532
*ON Semiconductor Corp. 6,533 259,360
Oracle Corp. 28,380 3,993,634
QUALCOMM, Inc. 17,784 2,640,213
TE Connectivity PLC 6,583 963,620
Teradyne, Inc. 1,681 124,747
Texas Instruments, Inc. 12,626 2,020,791
*Zebra Technologies Corp. 450 112,644
TOTAL INFORMATION
TECHNOLOGY 60,189,428
MATERIALS — (3.7%)
Air Products and Chemicals, Inc. 2,610 707,545
#Amcor PLC 52,312 481,270
Avery Dennison Corp. 3,187 545,328
Ball Corp. 4,898 254,402
CF Industries Holdings, Inc. 5,079 398,041
CRH PLC 6,483 618,608
Dow, Inc. 11,573 354,018
Eastman Chemical Co. 659 50,743
Ecolab, Inc. 1,657 416,619
Freeport-McMoRan, Inc. 22,122 797,056
International Paper Co. 3,013 137,634
Linde PLC 5,956 2,699,438
LyondellBasell Industries NV,
Class A 7,118 414,339
Martin Marietta Materials, Inc. 861 451,147
Newmont Corp. 13,179 694,270
Nucor Corp. 5,592 667,517
Packaging Corp. of America 3,303 613,070
PPG Industries, Inc. 3,566 388,195
Shares Value†
MATERIALS — (Continued)
Reliance, Inc. 1,831 $ 527,749
RPM International, Inc. 4,954 528,839
Sherwin-Williams Co. (The) 4,102 1,447,678
Smurfit WestRock PLC 364 15,295
Southern Copper Corp. 1,927 172,505
Steel Dynamics, Inc. 5,493 712,497
Vulcan Materials Co. 2,907 762,593
Westlake Corp. 609 56,290
TOTAL MATERIALS 14,912,686
REAL ESTATE — (0.2%)
*CBRE Group, Inc., Class A 5,299 647,432
Millrose Properties, Inc. 724 18,129
TOTAL REAL ESTATE 665,561
UTILITIES — (0.5%)
NRG Energy, Inc. 6,572 720,160
Vistra Corp. 9,117 1,181,836
TOTAL UTILITIES 1,901,996
TOTAL COMMON STOCKS 396,137,831
TOTAL INVESTMENT SECURITIES — (98.9%)
(Cost $384,926,398) 396,137,831
SECURITIES LENDING COLLATERAL — (1.1%)
@§The DFA Short Term
Investment Fund 387,047 4,476,201
TOTAL INVESTMENTS — ( 100.0% )
(Cost $389,402,599) $ 400,614,032
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 52,910,803 $ — $ — $ 52,910,803
Consumer Discretionary ................ 37,629,676 — — 37,629,676
Consumer Staples .................... 37,182,341 — — 37,182,341
Energy ............................. 28,716,483 — — 28,716,483
Financials ........................... 59,854,526 — — 59,854,526
Health Care ......................... 44,579,515 — — 44,579,515
Industrials ........................... 57,594,816 — — 57,594,816
Information Technology ................ 60,189,428 — — 60,189,428
Materials ........................... 14,912,686 — — 14,912,686

71
Dimensional US Large Cap Vector ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Real Estate .......................... $ 665,561 $ — $ — $ 665,561
Utilities ............................. 1,901,996 — — 1,901,996
Securities Lending Collateral .............. — 4,476,201 — 4,476,201
Total Investments ....................... $396,137,831 $4,476,201 $— $400,614,032
See accompanying Notes to Financial Statements.

72
Dimensional US Vector Equity ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — ( 95 .7% )
COMMUNICATION SERVICES — ( 6 .6% )
Alphabet, Inc., Class A 12,380 $ 1,965,944
Alphabet, Inc., Class C 10,546 1,696,746
*Altice USA, Inc., Class A 12 30
#*AMC Networks, Inc., Class A 12 77
*Angi, Inc. 794 9,099
AT&T, Inc. 19,054 527,796
*Bandwidth, Inc., Class A 20 248
*Boston Omaha Corp., Class A 12 186
*BuzzFeed, Inc. 4 8
#Cable One, Inc. 223 59,601
#*Cardlytics, Inc. 16 23
*Cargurus, Inc. 2,061 57,626
*Cars.com, Inc. 3,588 41,764
#*Charter Communications, Inc.,
Class A 1,408 551,739
#Cinemark Holdings, Inc. 3,217 96,220
Comcast Corp., Class A 13,654 466,967
*EchoStar Corp., Class A 3,011 67,687
Electronic Arts, Inc. 1,133 164,387
Fox Corp., Class A 2,534 126,168
Fox Corp., Class B 856 39,581
*Gaia, Inc. 12 63
#*Gambling.com Group, Ltd. 8 103
*Gannett Co., Inc. 40 128
#*Gogo, Inc. 1,747 13,225
IDT Corp., Class B 712 35,778
#*IMAX Corp. 1,321 32,140
*Integral Ad Science Holding
Corp. 11,615 82,118
Interpublic Group of Cos., Inc.
(The) 1,420 35,670
Iridium Communications, Inc. 2,974 71,763
John Wiley & Sons, Inc., Class A 1,690 73,752
*Lee Enterprises, Inc. 4 32
*Liberty Broadband Corp., Class
A 127 11,309
*Liberty Broadband Corp., Class
C 1,067 96,446
*Liberty Global, Ltd., Class A 2,854 31,251
*Liberty Global, Ltd., Class C 3,534 40,076
*Liberty Latin America, Ltd., Class
A 3,246 17,593
*Liberty Latin America, Ltd., Class
C 7,079 38,935
*Live Nation Entertainment, Inc. 216 28,609
*Lumen Technologies, Inc. 24,880 88,075
*Madison Square Garden
Entertainment Corp. 324 10,511
*Madison Square Garden Sports
Corp. 72 13,865
*Magnite, Inc. 4,179 49,688
Marcus Corp. (The) 12 196
Match Group, Inc. 793 23,520
Meta Platforms, Inc., Class A 7,726 4,241,574
Shares Value†
COMMUNICATION SERVICES — (Continued)
National CineMedia, Inc. 813 $ 4,659
New York Times Co. (The), Class
A 1,190 61,951
News Corp., Class A 4,766 129,254
#News Corp., Class B 1,374 43,171
Nexstar Media Group, Inc. 659 98,626
*Nextdoor Holdings, Inc. 100 147
#Omnicom Group, Inc. 1,958 149,121
*Outbrain, Inc. 8 28
#*Reservoir Media, Inc. 16 120
Saga Communications, Inc.,
Class A 4 45
Shutterstock, Inc. 110 1,756
Sinclair, Inc. 78 1,123
#Sirius XM Holdings, Inc. 12 257
*Skillz, Inc. 4 21
#*Sphere Entertainment Co. 717 19,538
Spok Holdings, Inc. 896 12,849
*Stagwell, Inc. 59 329
#*Sunrise Communications AG,
ADR 445 23,984
TEGNA, Inc. 3,988 64,725
Telephone and Data Systems,
Inc. 1,603 60,096
T-Mobile US, Inc. 1,370 338,322
*Travelzoo 12 166
*TripAdvisor, Inc. 1,942 24,178
*TrueCar, Inc. 88 131
#*United States Cellular Corp. 7 481
Verizon Communications, Inc. 12,187 536,959
*Vimeo, Inc. 6,460 32,558
Walt Disney Co. (The) 2,004 182,264
*Warner Bros Discovery, Inc. 7,795 67,583
Warner Music Group Corp., Class
A 911 27,740
*Yelp, Inc. 1,475 51,743
*Ziff Davis, Inc. 2,709 79,997
*ZoomInfo Technologies, Inc. 17,242 147,592
TOTAL COMMUNICATION
SERVICES 13,069,831
CONSUMER DISCRETIONARY — ( 10 .6% )
#*1-800-Flowers.com, Inc., Class
A 24 133
*Abercrombie & Fitch Co. 613 42,554
Academy Sports & Outdoors, Inc. 2,424 91,336
#Acushnet Holdings Corp. 1,445 95,688
*Adient PLC 17,846 225,752
ADT, Inc. 16,352 131,143
*Adtalem Global Education, Inc. 1,051 111,616
Advance Auto Parts, Inc. 2,625 85,890
A-Mark Precious Metals, Inc. 170 4,141
*Amazon.com, Inc. 17,599 3,245,608
*American Axle & Manufacturing
Holdings, Inc. 341 1,303

73
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#American Eagle Outfitters, Inc. 3,861 $ 40,656
*American Outdoor Brands, Inc. 12 135
*American Public Education, Inc. 20 470
*America's Car-Mart, Inc. 8 379
#*Aptiv PLC 2,906 165,816
Aramark 2,183 72,978
#*Arhaus, Inc. 6,642 52,206
Ark Restaurants Corp. 4 37
Arko Corp. 1,591 6,404
*Asbury Automotive Group, Inc. 268 58,462
Autoliv, Inc. 2,099 195,690
*AutoNation, Inc. 780 135,837
*AutoZone, Inc. 9 33,863
#*Barnes & Noble Education, Inc. 8 84
Bassett Furniture Industries, Inc. 12 212
Bath & Body Works, Inc. 20 610
*Beazer Homes USA, Inc. 1,018 19,912
Best Buy Co., Inc. 2,960 197,402
*Biglari Holdings, Inc., Class B 4 932
#*Birkenstock Holding PLC 1,490 76,631
*BJ's Restaurants, Inc. 645 21,472
Bloomin' Brands, Inc. 99 794
Booking Holdings, Inc. 5 25,496
#*Boot Barn Holdings, Inc. 510 53,213
BorgWarner, Inc. 4,981 141,361
*Bright Horizons Family Solutions,
Inc. 1,201 150,629
*Brinker International, Inc. 869 116,707
Brunswick Corp. 3,036 139,808
Buckle, Inc. (The) 1,759 61,143
Build-A-Bear Workshop, Inc. 154 5,433
*Burlington Stores, Inc. 614 138,175
*Caesars Entertainment, Inc. 469 12,691
#Caleres, Inc. 1,736 26,457
Camping World Holdings, Inc.,
Class A 1,077 12,989
*Capri Holdings, Ltd. 2,210 33,238
*CarMax, Inc. 1,232 79,673
Carriage Services, Inc. 316 12,627
Carter's, Inc. 1,524 50,368
*Carvana Co. 402 98,229
*Cavco Industries, Inc. 21 10,371
*Century Casinos, Inc. 4 5
#Cheesecake Factory, Inc. (The) 1,485 74,799
*Chewy, Inc., Class A 1,534 57,525
*Chipotle Mexican Grill, Inc. 3,640 183,893
Choice Hotels International, Inc. 12 1,513
Churchill Downs, Inc. 121 10,940
*Citi Trends, Inc. 12 268
Clarus Corp. 8 26
#Columbia Sportswear Co. 1,167 72,552
*ContextLogic, Inc., Class A 1,600 11,424
*Coursera, Inc. 13,389 112,735
#Cracker Barrel Old Country
Store, Inc. 2,000 85,400
Cricut, Inc., Class A 20 100
*Crocs, Inc. 1,023 98,638
*Culp, Inc. 8 30
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
D.R. Horton, Inc. 3,023 $ 381,926
Dana, Inc. 2,804 38,527
Darden Restaurants, Inc. 632 126,804
#*Dave & Buster's Entertainment,
Inc. 462 8,866
*Deckers Outdoor Corp. 1,631 180,764
*Destination XL Group, Inc. 40 40
Dick's Sporting Goods, Inc. 644 120,905
#Dillard's, Inc., Class A 238 82,505
Domino's Pizza, Inc. 63 30,893
*Dorman Products, Inc. 630 71,379
eBay, Inc. 4,478 305,220
*El Pollo Loco Holdings, Inc. 32 299
Escalade, Inc. 12 182
Ethan Allen Interiors, Inc. 876 24,905
#*Etsy, Inc. 4 174
Expedia Group, Inc. 1,185 185,962
#*Figs, Inc., Class A 88 355
*First Watch Restaurant Group,
Inc. 1,349 23,823
*Five Below, Inc. 2,395 181,757
Flexsteel Industries, Inc. 8 267
*Floor & Decor Holdings, Inc.,
Class A 819 58,509
*Foot Locker, Inc. 8,886 109,031
Ford Motor Co. 39,781 398,208
*Fox Factory Holding Corp. 676 13,730
*Frontdoor, Inc. 1,171 48,140
*Funko, Inc., Class A 12 48
#*GameStop Corp., Class A 3,072 85,586
Gap, Inc. (The) 5,435 119,026
Garmin, Ltd. 811 151,552
#Garrett Motion, Inc. 7,263 66,965
General Motors Co. 12,459 563,645
*Genesco, Inc. 12 233
Gentex Corp. 7,147 155,662
Genuine Parts Co. 1,530 179,851
*G-III Apparel Group, Ltd. 971 24,489
*Goodyear Tire & Rubber Co.
(The) 128 1,393
Graham Holdings Co., Class B 91 83,725
*Grand Canyon Education, Inc. 473 84,369
*Green Brick Partners, Inc. 187 11,031
Group 1 Automotive, Inc. 257 103,733
*Groupon, Inc. 161 2,932
#Guess?, Inc. 681 7,661
H&R Block, Inc. 1,274 76,911
*Hanesbrands, Inc. 4,167 19,127
#Harley-Davidson, Inc. 2,235 50,109
Hasbro, Inc. 1,083 67,038
Haverty Furniture Cos., Inc. 20 363
*Helen of Troy, Ltd. 247 6,881
#*Hilton Grand Vacations, Inc. 3,122 104,993
Hilton Worldwide Holdings, Inc. 325 73,281
#*Holley, Inc. 20 43
Home Depot, Inc. (The) 2,509 904,469
Hooker Furnishings Corp. 24 230
#Installed Building Products, Inc. 389 64,508

74
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
J Jill, Inc. 231 $ 3,516
#Jack in the Box, Inc. 4 104
JAKKS Pacific, Inc. 8 154
#Kohl's Corp. 1,044 6,995
Kontoor Brands, Inc. 1,218 73,263
Krispy Kreme, Inc. 1,898 7,782
Lakeland Industries, Inc. 8 131
Las Vegas Sands Corp. 6,404 234,835
*Latham Group, Inc. 20 109
*Laureate Education, Inc. 4,176 83,812
La-Z-Boy, Inc. 6,826 269,627
#LCI Industries 846 65,210
Lear Corp. 975 83,606
*Legacy Housing Corp. 8 195
Leggett & Platt, Inc. 16,482 158,557
#Lennar Corp., Class A 902 97,966
Levi Strauss & Co., Class A 1,341 21,469
*LGI Homes, Inc. 1,395 76,181
*Life Time Group Holdings, Inc. 3,699 113,411
Lifetime Brands, Inc. 20 73
*Lincoln Educational Services
Corp. 20 338
Lithia Motors, Inc. 395 115,640
LKQ Corp. 2,133 81,502
*Lovesac Co. (The) 12 233
Lowe's Cos., Inc. 400 89,424
#*Lucid Group, Inc. 14,988 37,620
*Lululemon Athletica, Inc. 779 210,930
Macy's, Inc. 9,609 109,735
*Malibu Boats, Inc., Class A 20 571
Marine Products Corp. 20 168
*MarineMax, Inc. 28 601
Marriott Vacations Worldwide
Corp. 966 52,946
#*MasterCraft Boat Holdings, Inc. 16 263
*Mattel, Inc. 6,272 99,662
Matthews International Corp.,
Class A 20 409
McDonald's Corp. 454 145,121
#*MGM Resorts International 399 12,553
*Mister Car Wash, Inc. 2,795 19,174
*Modine Manufacturing Co. 1,289 105,234
*Mohawk Industries, Inc. 1,090 115,921
*Motorcar Parts of America, Inc. 8 71
Movado Group, Inc. 12 167
Murphy USA, Inc. 150 74,785
Nathan's Famous, Inc. 4 391
*National Vision Holdings, Inc. 1,401 17,302
Newell Brands, Inc. 21,286 101,747
NIKE, Inc., Class B 4,318 243,535
#Nordstrom, Inc. 2,194 52,963
*Norwegian Cruise Line Holdings,
Ltd. 4,486 71,911
*NVR, Inc. 23 163,892
*Ollie's Bargain Outlet Holdings,
Inc. 658 69,820
#*OneWater Marine, Inc. 8 120
#Oxford Industries, Inc. 156 7,582
#Papa John's International, Inc. 8 276
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Patrick Industries, Inc. 954 $ 73,439
Penske Automotive Group, Inc. 370 57,598
Perdoceo Education Corp. 1,484 37,278
*Petco Health & Wellness Co.,
Inc. 2,523 7,443
Phinia, Inc. 684 27,463
*Planet Fitness, Inc., Class A 497 47,011
*Playa Hotels & Resorts NV 104 1,396
Polaris, Inc. 1,940 65,882
#Pool Corp. 349 102,306
#*Portillo's, Inc., Class A 692 7,155
*Potbelly Corp. 12 97
PulteGroup, Inc. 1,722 176,643
PVH Corp. 1,305 90,019
#*QuantumScape Corp. 5,191 20,297
Ralph Lauren Corp. 357 80,307
#*RH 8 1,472
#*Rivian Automotive, Inc., Class A 14,416 196,923
Rocky Brands, Inc. 884 18,909
Ross Stores, Inc. 2,640 366,960
Royal Caribbean Cruises, Ltd. 2,148 461,627
*Sabre Corp. 167 396
*Sally Beauty Holdings, Inc. 4,018 32,707
#*Savers Value Village, Inc. 2,494 23,917
Service Corp. International 1,130 90,287
*SharkNinja, Inc. 1,094 88,067
Signet Jewelers, Ltd. 581 34,453
*Skechers USA, Inc., Class A 1,001 48,068
Smith & Wesson Brands, Inc. 60 572
#Somnigroup International, Inc. 1,198 73,150
Sonic Automotive, Inc., Class A 411 24,956
*Sonos, Inc. 9,796 90,221
*Sportsman's Warehouse
Holdings, Inc. 20 33
Standard Motor Products, Inc. 24 650
Starbucks Corp. 518 41,466
Steven Madden, Ltd. 1,662 34,902
*Stitch Fix, Inc., Class A 32 105
Strategic Education, Inc. 1,171 95,530
*Strattec Security Corp. 4 133
#*Stride, Inc. 848 120,628
Sturm Ruger & Co., Inc. 4 163
Superior Group of Cos., Inc. 20 208
Tapestry, Inc. 2,444 172,669
*Target Hospitality Corp. 315 2,142
*Taylor Morrison Home Corp. 2,183 125,195
Texas Roadhouse, Inc. 501 83,146
#Thor Industries, Inc. 997 72,203
*Tile Shop Holdings, Inc. 40 227
#*Tilly's, Inc., Class A 8 12
TJX Cos., Inc. (The) 3,124 401,996
Toll Brothers, Inc. 752 75,854
*TopBuild Corp. 238 70,391
*Topgolf Callaway Brands Corp. 3,187 21,066
#Tractor Supply Co. 3,100 156,922
Travel + Leisure Co. 20 879
*Tri Pointe Homes, Inc. 1,544 47,478
*Ulta Beauty, Inc. 457 180,807

75
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Under Armour, Inc., Class C 344 $ 1,871
*Unifi, Inc. 8 41
#*United Parks & Resorts, Inc. 698 30,468
*Universal Electronics, Inc. 2,803 13,595
*Universal Technical Institute, Inc. 1,886 52,921
Upbound Group, Inc. 2,511 49,969
*Urban Outfitters, Inc. 2,396 126,461
#Vail Resorts, Inc. 591 82,267
*Valvoline, Inc. 1,112 38,097
*Vera Bradley, Inc. 4 8
#VF Corp. 3,756 44,621
*Victoria's Secret & Co. 3,943 74,128
*Visteon Corp. 898 71,113
#Wendy's Co. (The) 3,662 45,775
Weyco Group, Inc. 12 359
#Whirlpool Corp. 897 68,423
Williams-Sonoma, Inc. 831 128,365
Winmark Corp. 4 1,440
Winnebago Industries, Inc. 517 16,451
Wolverine World Wide, Inc. 2,694 35,157
Wyndham Hotels & Resorts, Inc. 1,109 94,598
Wynn Resorts, Ltd. 4 321
#*XPEL, Inc. 696 19,933
*YETI Holdings, Inc. 2,743 78,313
Yum! Brands, Inc. 427 64,238
*Zumiez, Inc. 1,509 17,655
TOTAL CONSUMER
DISCRETIONARY 20,905,642
CONSUMER STAPLES — ( 6 .8% )
Albertsons Cos., Inc., Class A 8,767 192,699
Alico, Inc. 8 228
Altria Group, Inc. 12 710
Andersons, Inc. (The) 2,175 82,019
Archer-Daniels-Midland Co. 1,546 73,822
#B&G Foods, Inc. 417 2,873
*BellRing Brands, Inc. 363 28,002
*BJ's Wholesale Club Holdings,
Inc. 1,297 152,475
*Boston Beer Co., Inc. (The),
Class A 224 55,059
*Bridgford Foods Corp. 8 65
#Brown-Forman Corp., Class B 4,263 148,523
Bunge Global SA 1,447 113,908
Calavo Growers, Inc. 12 331
Cal-Maine Foods, Inc. 996 92,997
Casey's General Stores, Inc. 349 161,444
*Celsius Holdings, Inc. 1,496 52,300
*Central Garden & Pet Co. 400 13,424
*Central Garden & Pet Co., Class
A 1,211 35,809
*Chefs' Warehouse, Inc. (The) 1,405 80,043
Church & Dwight Co., Inc. 802 79,671
Clorox Co. (The) 534 75,988
Coca-Cola Co. (The) 7,148 518,587
Coca-Cola Consolidated, Inc. 115 155,918
Colgate-Palmolive Co. 1,966 181,246
Conagra Brands, Inc. 3,319 82,012
Shares Value†
CONSUMER STAPLES — (Continued)
Constellation Brands, Inc., Class
A 1,348 $ 252,804
Costco Wholesale Corp. 1,070 1,064,115
*Coty, Inc., Class A 12,930 65,297
*Darling Ingredients, Inc. 2,573 82,825
Dole PLC 6,906 104,902
Dollar General Corp. 2,152 201,621
*Dollar Tree, Inc. 2,871 234,762
Edgewell Personal Care Co. 823 25,143
#*elf Beauty, Inc. 1,519 93,981
Energizer Holdings, Inc. 1,250 33,800
Estee Lauder Cos., Inc. (The) 1,396 83,704
*FitLife Brands, Inc. 794 11,989
Flowers Foods, Inc. 2,680 47,141
Fresh Del Monte Produce, Inc. 1,003 34,112
General Mills, Inc. 3,787 214,874
*Grocery Outlet Holding Corp. 6,448 108,262
*Herbalife, Ltd. 665 4,788
#Hershey Co. (The) 1,170 195,612
Hormel Foods Corp. 4,845 144,866
Ingles Markets, Inc., Class A 16 987
Ingredion, Inc. 580 77,036
#Interparfums, Inc. 690 75,348
J&J Snack Foods Corp. 283 36,674
J.M. Smucker Co. (The) 1,199 139,408
John B. Sanfilippo & Son, Inc. 212 14,049
Kenvue, Inc. 14,602 344,607
Keurig Dr Pepper, Inc. 6,493 224,593
Kimberly-Clark Corp. 2,164 285,172
Kraft Heinz Co. (The) 4,979 144,889
Kroger Co. (The) 7,937 573,131
#Lamb Weston Holdings, Inc. 1,854 97,910
Lancaster Colony Corp. 484 78,786
#Lifevantage Corp. 10 124
*Lifeway Foods, Inc. 12 284
McCormick & Co., Inc. 1,005 77,043
McCormick & Co., Inc. 175 13,421
*Medifast, Inc. 12 158
MGP Ingredients, Inc. 4,936 145,464
*Mission Produce, Inc. 2,193 22,972
Molson Coors Beverage Co.,
Class B 1,395 80,254
Mondelez International, Inc.,
Class A 2,271 154,723
*Monster Beverage Corp. 3,420 205,610
National Beverage Corp. 898 39,871
Natural Grocers by Vitamin
Cottage, Inc. 955 47,903
*Nature's Sunshine Products, Inc. 24 296
Nu Skin Enterprises, Inc., Class A 16 101
Oil-Dri Corp. of America 204 8,586
PepsiCo, Inc. 5,222 707,999
*Performance Food Group Co. 1,337 107,842
Philip Morris International, Inc. 583 99,903
Pilgrim's Pride Corp. 459 25,052
*Post Holdings, Inc. 1,119 126,637
PriceSmart, Inc. 725 73,580
Primo Brands Corp. 5,677 185,468

76
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
Procter & Gamble Co. (The) 8,141 $ 1,323,482
Reynolds Consumer Products,
Inc. 2,760 63,480
Seaboard Corp. 17 43,962
*Seneca Foods Corp., Class A 258 23,140
*Simply Good Foods Co. (The) 5,893 212,796
SpartanNash Co. 1,091 21,645
*Sprouts Farmers Market, Inc. 807 137,997
Sysco Corp. 4,449 317,659
Target Corp. 4,187 404,883
The Campbell's Company 2,418 88,160
*TreeHouse Foods, Inc. 700 16,303
Turning Point Brands, Inc. 135 8,286
Tyson Foods, Inc., Class A 696 42,623
*United Natural Foods, Inc. 1,159 30,957
Universal Corp. 393 22,900
*US Foods Holding Corp. 2,343 153,841
*USANA Health Sciences, Inc. 16 449
Village Super Market, Inc., Class
A 12 442
*Vita Coco Co., Inc. (The) 1,005 33,215
*Vital Farms, Inc. 919 31,467
Walgreens Boots Alliance, Inc. 5,847 64,142
Walmart, Inc. 8,158 793,366
WD-40 Co. 1 228
Weis Markets, Inc. 751 64,578
#WK Kellogg Co. 1,906 34,175
TOTAL CONSUMER STAPLES 13,534,808
ENERGY — ( 5 .1% )
*Amplify Energy Corp. 40 104
Antero Midstream Corp. 3,640 60,242
*Antero Resources Corp. 3,083 107,381
#APA Corp. 4,903 76,193
Archrock, Inc. 2,584 60,801
Aris Water Solutions, Inc., Class
A 909 22,689
#Atlas Energy Solutions, Inc. 2,938 39,751
Baker Hughes Co. 6,883 243,658
*Bristow Group, Inc. 456 13,242
Cactus, Inc., Class A 1,048 39,761
California Resources Corp. 60 2,071
#*Centrus Energy Corp., Class A 288 19,956
Cheniere Energy, Inc. 1,900 439,109
Chevron Corp. 3,646 496,075
Civitas Resources, Inc. 2,816 76,736
*Clean Energy Fuels Corp. 224 325
#*CNX Resources Corp. 3,834 112,835
#*Comstock Resources, Inc. 6,043 110,406
ConocoPhillips 5,033 448,541
#Core Laboratories, Inc. 1,018 11,575
Core Natural Resources, Inc. 1,763 127,306
Coterra Energy, Inc. 4,744 116,513
Crescent Energy Co., Class A 1,797 14,879
#CVR Energy, Inc. 1,216 22,934
Delek US Holdings, Inc. 353 4,596
Devon Energy Corp. 7,435 226,098
DHT Holdings, Inc. 12,686 135,613
Diamondback Energy, Inc. 1,134 149,699
Shares Value†
ENERGY — (Continued)
*DMC Global, Inc. 16 $ 104
Dorian LPG, Ltd. 2,162 46,310
DT Midstream, Inc. 890 86,508
Energy Services of America Corp. 8 68
EOG Resources, Inc. 1,529 168,695
Epsilon Energy, Ltd. 16 112
EQT Corp. 1,947 96,260
Evolution Petroleum Corp. 28 117
Expand Energy Corp. 1,652 171,643
*Expro Group Holdings NV 1,983 16,399
Exxon Mobil Corp. 9,482 1,001,584
*Forum Energy Technologies, Inc. 12 176
FutureFuel Corp. 12 49
Granite Ridge Resources, Inc. 2,419 11,635
*Green Plains, Inc. 48 172
*Gulf Island Fabrication, Inc. 12 86
*Gulfport Energy Corp. 54 9,315
*Hallador Energy Co. 200 2,813
Halliburton Co. 7,358 145,836
*Helix Energy Solutions Group,
Inc. 2,863 17,436
Helmerich & Payne, Inc. 2,618 49,454
Hess Corp. 3,504 452,191
HF Sinclair Corp. 3,519 105,816
#HighPeak Energy, Inc. 2,054 16,453
*Innovex International, Inc. 9 136
#International Seaways, Inc. 3,452 117,230
Kinder Morgan, Inc. 1,952 51,338
Kinetik Holdings, Inc. 202 8,351
Kodiak Gas Services, Inc. 2,299 78,189
#*Kosmos Energy, Ltd. 16,632 25,613
Liberty Energy, Inc. 4,366 50,209
#Magnolia Oil & Gas Corp., Class
A 3,366 69,104
Marathon Petroleum Corp. 2,574 353,693
Matador Resources Co. 2,649 104,741
Mexco Energy Corp. 4 26
Murphy Oil Corp. 2,258 46,357
#*Nabors Industries, Ltd. 69 1,852
NACCO Industries, Inc., Class A 8 279
*Natural Gas Services Group, Inc. 12 216
#New Fortress Energy, Inc. 16,633 90,317
Noble Corp. PLC 7,148 155,398
Nordic American Tankers, Ltd. 1,548 3,963
#Northern Oil & Gas, Inc. 2,733 66,412
NOV, Inc. 6,304 73,189
*NPK International, Inc. 82 474
#Occidental Petroleum Corp. 10,058 396,386
*Oceaneering International, Inc. 1,613 28,631
*Oil States International, Inc. 56 197
ONEOK, Inc. 1,033 84,871
Ovintiv, Inc. 2,047 68,738
*Par Pacific Holdings, Inc. 780 11,170
Patterson-UTI Energy, Inc. 18,196 102,625
PBF Energy, Inc., Class A 2,149 36,920
Peabody Energy Corp. 4,293 52,976
Permian Resources Corp. 7,569 89,314
Phillips 66 2,266 235,800

77
Dimensional US Vector Equity ETF
continued
Shares Value†
ENERGY — (Continued)
PHX Minerals, Inc. 36 $ 138
*PrimeEnergy Resources Corp. 36 6,115
#*ProFrac Holding Corp., Class A 8 33
*ProPetro Holding Corp. 3,290 16,384
Range Resources Corp. 2,540 86,182
Ranger Energy Services, Inc. 16 177
*REX American Resources Corp. 83 3,297
Riley Exploration Permian, Inc. 78 1,925
#RPC, Inc. 1,756 8,306
Schlumberger NV 10,910 362,757
Scorpio Tankers, Inc. 595 22,426
*Seadrill, Ltd. 1,943 39,909
Select Water Solutions, Inc. 2,525 21,513
SFL Corp., Ltd. 6,881 56,562
Sitio Royalties Corp., Class A 2,722 46,165
SM Energy Co. 2,703 61,601
Smart Sand, Inc. 4 8
Solaris Energy Infrastructure, Inc. 20 423
*Stabilis Solutions, Inc. 4 23
*Talos Energy, Inc. 11,838 81,445
Targa Resources Corp. 1,808 308,987
TechnipFMC PLC 3,891 109,609
Teekay Corp., Ltd. 3,463 24,968
Teekay Tankers, Ltd., Class A 908 38,654
*TETRA Technologies, Inc. 1,054 3,004
*Tidewater, Inc. 1,222 44,224
#*Transocean, Ltd. 24,214 51,576
*Uranium Energy Corp. 17,580 92,295
VAALCO Energy, Inc. 634 2,073
*Valaris, Ltd. 1,868 60,355
Valero Energy Corp. 2,252 261,435
#*Vital Energy, Inc. 496 7,033
Vitesse Energy, Inc. 24 491
Weatherford International PLC 1,922 79,571
Williams Cos., Inc. (The) 1,993 116,730
World Kinect Corp. 5,077 127,382
TOTAL ENERGY 10,126,812
FINANCIALS — ( 18 .1% )
1st Source Corp. 826 49,519
Acadian Asset Management, Inc. 353 9,510
ACNB Corp. 8 335
Affiliated Managers Group, Inc. 466 77,184
Affinity Bancshares, Inc. 697 12,797
*Affirm Holdings, Inc. 79 3,931
Aflac, Inc. 2,071 225,076
Alerus Financial Corp. 13 258
Allstate Corp. (The) 1,296 257,113
Ally Financial, Inc. 2,428 79,298
*AlTi Global, Inc. 12 41
Amalgamated Financial Corp. 957 26,949
*Ambac Financial Group, Inc. 708 5,650
Amerant Bancorp, Inc. 757 12,748
American Coastal Insurance
Corp. 303 3,463
American Express Co. 2,304 613,809
American Financial Group, Inc. 960 121,594
American International Group,
Inc. 3,411 278,065
Shares Value†
FINANCIALS — (Continued)
Ameriprise Financial, Inc. 1,149 $ 541,202
Ameris Bancorp 1,553 91,006
AMERISAFE, Inc. 516 23,989
AmeriServ Financial, Inc. 12 29
Ames National Corp. 4 69
Aon PLC, Class A 331 117,435
Apollo Global Management, Inc. 46 6,278
Arch Capital Group, Ltd. 3,334 302,327
Arrow Financial Corp. 16 392
Arthur J. Gallagher & Co. 195 62,535
Artisan Partners Asset
Management, Inc., Class A 1,354 50,071
Associated Banc-Corp. 4,832 106,594
Associated Capital Group, Inc.,
Class A 4 144
Assurant, Inc. 426 82,107
Assured Guaranty, Ltd. 1,259 110,452
Atlantic Union Bankshares Corp. 3,342 92,573
*Atlanticus Holdings Corp. 470 25,765
Auburn National Bancorp, Inc. 4 79
*AvidXchange Holdings, Inc. 18,111 147,242
Axis Capital Holdings, Ltd. 599 57,696
*Axos Financial, Inc. 1,894 120,231
Banc of California, Inc. 7,585 102,246
BancFirst Corp. 1,034 121,826
*Bancorp, Inc. (The) 1,029 49,711
Bank First Corp. 111 12,119
Bank of America Corp. 7,297 291,004
Bank of Hawaii Corp. 1,270 83,960
Bank of Marin Bancorp 4 82
Bank of New York Mellon Corp.
(The) 1,592 128,013
Bank of NT Butterfield & Son, Ltd.
(The) 7,890 317,020
Bank OZK 1,806 76,936
Bank7 Corp. 4 146
BankFinancial Corp. 16 197
BankUnited, Inc. 2,282 74,644
Bankwell Financial Group, Inc. 4 136
Banner Corp. 452 27,635
Bar Harbor Bankshares 12 356
BayCom Corp. 8 208
BCB Bancorp, Inc. 20 164
*Berkshire Hathaway, Inc., Class
B 2,166 1,155,020
Berkshire Hills Bancorp, Inc. 1,448 35,954
BGC Group, Inc., Class A 2,735 24,779
Blackrock, Inc. 5 4,571
*Block, Inc. 1,854 108,403
*Blue Foundry Bancorp 12 112
*Blue Ridge Bankshares, Inc. 12 41
BOK Financial Corp. 1,047 97,549
Bread Financial Holdings, Inc. 1,492 70,795
*Bridgewater Bancshares, Inc. 12 185
*Brighthouse Financial, Inc. 2,299 133,848
Brookline Bancorp, Inc. 2,617 27,321
Brown & Brown, Inc. 1,210 133,826
Business First Bancshares, Inc. 520 11,986
*BV Financial, Inc. 4 61

78
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
Byline Bancorp, Inc. 882 $ 22,526
C&F Financial Corp. 4 259
Cadence Bank 3,027 88,570
Camden National Corp. 625 24,075
Capital Bancorp, Inc. 4 126
Capital City Bank Group, Inc. 16 585
Capital One Financial Corp. 970 174,852
Capitol Federal Financial, Inc. 3,370 19,108
Carlyle Group, Inc. (The) 423 16,345
*Carter Bankshares, Inc. 20 306
Cass Information Systems, Inc. 12 489
Cathay General Bancorp 2,214 92,302
CB Financial Services, Inc. 4 115
Cboe Global Markets, Inc. 346 76,743
Central Pacific Financial Corp. 24 617
CF Bankshares, Inc. 4 92
Charles Schwab Corp. (The) 2,672 217,501
Chemung Financial Corp. 4 177
ChoiceOne Financial Services,
Inc. 484 13,760
Chubb, Ltd. 424 121,298
Cincinnati Financial Corp. 829 115,405
Citigroup, Inc. 1,853 126,708
Citizens & Northern Corp. 8 154
Citizens Community Bancorp, Inc. 8 119
Citizens Financial Group, Inc. 4,515 166,558
#*Citizens, Inc. 24 97
City Holding Co. 219 25,376
Civista Bancshares, Inc. 12 270
CME Group, Inc. 16 4,433
CNB Financial Corp. 16 351
CNO Financial Group, Inc. 556 21,095
*Coastal Financial Corp. 8 657
#Cohen & Steers, Inc. 484 36,939
*Coinbase Global, Inc., Class A 1,262 256,047
Colony Bankcorp, Inc. 12 186
Columbia Banking System, Inc. 3,258 73,044
#*Columbia Financial, Inc. 754 10,156
Comerica, Inc. 1,383 74,336
Commerce Bancshares, Inc. 1,223 74,285
Community Financial System, Inc. 1,631 89,036
Community Trust Bancorp, Inc. 418 20,465
Community West Bancshares 16 280
ConnectOne Bancorp, Inc. 1,045 23,544
*Consumer Portfolio Services,
Inc. 40 369
Corebridge Financial, Inc. 6,724 199,232
*Corpay, Inc. 554 180,255
Crawford & Co., Class A 56 623
Crawford & Co., Class B 832 8,886
#*Credit Acceptance Corp. 119 58,003
Cullen/Frost Bankers, Inc. 476 55,440
*Customers Bancorp, Inc. 2,237 111,850
CVB Financial Corp. 6,189 114,744
Diamond Hill Investment Group,
Inc. 55 6,929
DigitalBridge Group, Inc. 1,122 9,425
Shares Value†
FINANCIALS — (Continued)
Dime Community Bancshares,
Inc. 1,398 $ 35,915
Discover Financial Services 2,507 457,954
Donegal Group, Inc., Class A 28 542
*Donnelley Financial Solutions,
Inc. 530 25,546
Eagle Bancorp Montana, Inc. 4 70
Eagle Bancorp, Inc. 745 13,373
East West Bancorp, Inc. 1,249 106,852
Eastern Bankshares, Inc. 8,382 125,059
*eHealth, Inc. 4 22
Employers Holdings, Inc. 760 36,928
#Enact Holdings, Inc. 2,683 96,025
*Encore Capital Group, Inc. 2,566 88,270
*Enova International, Inc. 629 57,736
Enterprise Bancorp, Inc. 8 298
Enterprise Financial Services
Corp. 4,413 229,564
Equitable Holdings, Inc. 2,809 138,905
Equity Bancshares, Inc., Class A 619 23,825
Erie Indemnity Co., Class A 4 1,434
Esquire Financial Holdings, Inc. 62 5,141
ESSA Bancorp, Inc. 12 222
Essent Group, Ltd. 1,804 102,702
*Euronet Worldwide, Inc. 1,030 102,073
Evans Bancorp, Inc. 4 154
Evercore, Inc. 781 160,331
Everest Group, Ltd. 383 137,432
EVERTEC, Inc. 1,696 57,562
#*EZCORP, Inc., Class A 5,330 87,252
F&G Annuities & Life, Inc. 347 12,079
FactSet Research Systems, Inc. 311 134,420
Farmers & Merchants Bancorp,
Inc. 4 105
Farmers National Banc Corp. 24 313
FB Financial Corp. 396 16,854
Federal Agricultural Mortgage
Corp., Class C 127 22,267
Federated Hermes, Inc. 4,571 185,628
Fidelis Insurance Holdings, Ltd. 847 13,848
Fidelity National Financial, Inc. 3,481 222,958
Fidelity National Information
Services, Inc. 2,529 199,488
Fifth Third Bancorp 4,497 161,622
Financial Institutions, Inc. 338 8,582
*Finwise Bancorp 8 121
First American Financial Corp. 1,837 111,708
First Bancorp 2,708 109,566
First Bancorp 5,185 101,833
First Bancorp, Inc. (The) 12 293
First Bank 16 230
First Busey Corp. 949 19,730
First Business Financial Services,
Inc. 8 385
First Capital, Inc. 4 180
First Citizens BancShares, Inc.,
Class A 119 211,718
First Commonwealth Financial
Corp. 22,719 348,055

79
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Community Bankshares, Inc. 309 $ 11,643
First Community Corp. 4 94
First Financial Bancorp 4,564 105,657
First Financial Corp. 77 3,804
*First Foundation, Inc. 1,130 5,673
First Guaranty Bancshares, Inc. 4 38
First Hawaiian, Inc. 3,967 90,686
First Horizon Corp. 3,699 66,878
First Interstate BancSystem, Inc.,
Class A 3,161 82,802
First Merchants Corp. 2,823 100,612
First Mid Bancshares, Inc. 16 535
First National Corp. 4 78
First Northwest Bancorp 4 41
First of Long Island Corp. (The) 4 46
First Savings Financial Group,
Inc. 8 213
First United Corp. 8 238
First US Bancshares, Inc. 4 50
*First Western Financial, Inc. 8 169
FirstCash Holdings, Inc. 937 125,521
*Firstsun Capital Bancorp 639 22,359
*Fiserv, Inc. 1,158 213,732
Five Star Bancorp 8 221
Flagstar Financial, Inc. 10,512 123,096
Flushing Financial Corp. 495 5,925
*Flywire Corp. 9,393 88,388
FNB Corp. 5,484 71,786
Franklin Financial Services Corp. 4 154
#Franklin Resources, Inc. 3,603 67,592
FS Bancorp, Inc. 8 313
Fulton Financial Corp. 5,660 94,409
*FVCBankcorp, Inc. 8 91
GCM Grosvenor, Inc., Class A 7 88
*Genworth Financial, Inc. 13,270 91,032
German American Bancorp, Inc. 32 1,213
Glacier Bancorp, Inc. 1,713 69,822
Global Payments, Inc. 1,054 80,431
Globe Life, Inc. 766 94,478
*GoHealth, Inc., Class A 904 9,519
Goldman Sachs Group, Inc. (The) 591 323,602
Goosehead Insurance, Inc., Class
A 139 13,512
Great Southern Bancorp, Inc. 12 660
*Green Dot Corp., Class A 780 6,529
*Greenlight Capital Re, Ltd.,
Class A 32 420
Guaranty Bancshares, Inc. 8 316
Guild Holdings Co., Class A 207 2,683
Hancock Whitney Corp. 1,295 67,457
Hanmi Financial Corp. 769 17,587
Hanover Bancorp, Inc. 523 12,128
Hanover Insurance Group, Inc.
(The) 875 145,338
HarborOne Bancorp, Inc. 32 362
Hartford Insurance Group, Inc.
(The) 2,703 331,577
Hawthorn Bancshares, Inc. 8 236
HBT Financial, Inc. 8 185
Shares Value†
FINANCIALS — (Continued)
#HCI Group, Inc. 424 $ 62,031
Hennessy Advisors, Inc. 4 43
Heritage Commerce Corp. 44 398
Heritage Financial Corp. 1,768 40,346
*Heritage Global, Inc. 5,588 11,288
*Heritage Insurance Holdings, Inc. 1,520 28,728
*Hippo Holdings, Inc. 591 13,664
Home Bancorp, Inc. 8 403
Home BancShares, Inc. 3,234 89,743
HomeTrust Bancshares, Inc. 12 410
Hope Bancorp, Inc. 10,041 100,109
Horace Mann Educators Corp. 566 23,512
Horizon Bancorp, Inc. 36 528
Houlihan Lokey, Inc. 442 71,639
Huntington Bancshares, Inc. 4,801 69,759
Independent Bank Corp. 1,281 75,694
Independent Bank Corp. 420 12,793
Intercontinental Exchange, Inc. 618 103,805
International Bancshares Corp. 2,151 131,297
*International Money Express,
Inc. 1,113 13,823
Invesco, Ltd. 12,299 171,325
Investar Holding Corp. 4 77
Investors Title Co. 78 18,033
Jack Henry & Associates, Inc. 688 119,320
Jackson Financial, Inc., Class A 2,047 159,482
Janus Henderson Group PLC 2,445 81,198
Jefferies Financial Group, Inc. 990 46,263
JPMorgan Chase & Co. 6,166 1,508,327
Kearny Financial Corp. 44 275
Kemper Corp. 1,332 78,748
KeyCorp 14,065 208,725
*Kingstone Cos., Inc. 1,426 24,242
Kinsale Capital Group, Inc. 268 116,650
KKR & Co., Inc. 136 15,541
Lake Shore Bancorp, Inc. 4 59
Lakeland Financial Corp. 1,791 99,705
Landmark Bancorp, Inc. 4 113
#Lazard, Inc. 1,470 57,183
LCNB Corp. 4 60
#*Lemonade, Inc. 12 351
*LendingClub Corp. 3,726 36,403
*LendingTree, Inc. 530 27,343
Lincoln National Corp. 2,972 94,718
Live Oak Bancshares, Inc. 5,369 140,346
Loews Corp. 1,503 130,505
LPL Financial Holdings, Inc. 731 233,766
M&T Bank Corp. 615 104,402
Magyar Bancorp, Inc. 4 55
MainStreet Bancshares, Inc. 4 76
*Markel Group, Inc. 74 134,576
MarketAxess Holdings, Inc. 294 65,147
*Marqeta, Inc., Class A 4,359 18,221
Marsh & McLennan Cos., Inc. 804 181,278
Mastercard, Inc., Class A 2,057 1,127,359
Mercantile Bank Corp. 534 22,594
Merchants Bancorp 836 25,147
Mercury General Corp. 1,857 102,915

80
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
Meridian Corp. 4 $ 54
MetLife, Inc. 7,357 554,497
Metrocity Bankshares, Inc. 8 221
*Metropolitan Bank Holding Corp. 256 15,854
MGIC Investment Corp. 4,549 113,316
Mid Penn Bancorp, Inc. 16 465
Middlefield Banc Corp. 8 207
Midland States Bancorp, Inc. 16 260
MidWestOne Financial Group,
Inc. 12 333
Moelis & Co., Class A 638 34,184
Moody's Corp. 301 136,389
Morgan Stanley 2,246 259,233
Morningstar, Inc. 341 97,090
MSCI, Inc. 97 52,876
MVB Financial Corp. 12 205
Nasdaq, Inc., ADR 3,303 251,722
National Bank Holdings Corp.,
Class A 8,018 289,931
National Bankshares, Inc. 4 103
Navient Corp. 6,520 80,718
NBT Bancorp, Inc. 509 21,551
*NCR Atleos Corp. 1,170 32,666
Nelnet, Inc., Class A 794 84,235
*NerdWallet, Inc., Class A 406 3,638
*NI Holdings, Inc. 12 150
Nicolet Bankshares, Inc. 1,011 118,095
*NMI Holdings, Inc. 2,260 81,744
Northeast Bank 262 21,699
Northeast Community Bancorp,
Inc. 4 91
Northern Trust Corp. 2,472 232,319
Northfield Bancorp, Inc. 48 506
Northrim Bancorp, Inc. 8 642
Northwest Bancshares, Inc. 26,607 328,596
Norwood Financial Corp. 4 100
Oak Valley Bancorp 8 210
OceanFirst Financial Corp. 1,772 29,344
OFG Bancorp 2,998 117,971
Ohio Valley Banc Corp. 4 144
*Old Market Capital Corp. 4 23
Old National Bancorp 5,905 121,584
Old Point Financial Corp. 4 155
Old Republic International Corp. 1,916 72,042
Old Second Bancorp, Inc. 1,449 22,880
OneMain Holdings, Inc. 2,124 99,977
*Onity Group, Inc. 4 150
OP Bancorp 12 154
*Oportun Financial Corp. 16 82
Oppenheimer Holdings, Inc.,
Class A 369 21,775
Orange County Bancorp, Inc. 436 10,346
Origin Bancorp, Inc. 943 30,214
Orrstown Financial Services, Inc. 16 480
Pacific Premier Bancorp, Inc. 826 16,801
*Palomar Holdings, Inc. 214 31,034
Park National Corp. 470 70,547
Parke Bancorp, Inc. 12 226
Shares Value†
FINANCIALS — (Continued)
Pathfinder Bancorp, Inc. 4 $ 55
Pathward Financial, Inc. 1,088 86,355
*Payoneer Global, Inc. 8,518 59,882
*PayPal Holdings, Inc. 2,305 151,761
#*Paysafe, Ltd. 2,012 30,643
*Paysign, Inc. 4,477 10,745
PCB Bancorp 8 157
Peapack-Gladstone Financial
Corp. 131 3,626
Penns Woods Bancorp, Inc. 8 234
PennyMac Financial Services,
Inc. 778 75,808
Peoples Bancorp of North
Carolina, Inc. 4 110
Peoples Bancorp, Inc. 564 16,362
Peoples Financial Services Corp. 4 173
Pinnacle Financial Partners, Inc. 980 98,235
*Pioneer Bancorp, Inc. 12 135
Piper Sandler Cos. 7 1,688
Plumas Bancorp 4 176
PNC Financial Services Group,
Inc. (The) 486 78,095
*Ponce Financial Group, Inc. 12 154
Popular, Inc. 1,261 120,325
*PRA Group, Inc. 4,221 77,244
Preferred Bank 469 37,454
Primerica, Inc. 428 112,166
Primis Financial Corp. 20 165
Princeton Bancorp, Inc. 4 122
Principal Financial Group, Inc. 2,340 173,511
*Priority Technology Holdings,
Inc. 4 29
*ProAssurance Corp. 16 371
PROG Holdings, Inc. 3,598 94,843
Progressive Corp. (The) 1,141 321,465
Prosperity Bancshares, Inc. 1,744 118,418
*Provident Bancorp, Inc. 8 89
Provident Financial Holdings, Inc. 8 120
Provident Financial Services, Inc. 1,666 27,272
Prudential Financial, Inc. 1,740 178,715
QCR Holdings, Inc. 1,401 90,995
Raymond James Financial, Inc. 1,542 211,316
RBB Bancorp 16 249
Red River Bancshares, Inc. 4 211
Regional Management Corp. 12 395
Regions Financial Corp. 9,102 185,772
Reinsurance Group of America,
Inc. 519 97,214
RenaissanceRe Holdings, Ltd. 791 191,367
Renasant Corp. 390 12,507
*Repay Holdings Corp. 1,155 4,620
Republic Bancorp, Inc., Class A 174 11,806
*Rhinebeck Bancorp, Inc. 1,035 11,282
Richmond Mutual Bancorp, Inc. 12 168
Riverview Bancorp, Inc. 16 101
RLI Corp. 1,629 120,562
*Robinhood Markets, Inc., Class
A 2,231 109,564
S&P Global, Inc. 8 4,000

81
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
S&T Bancorp, Inc. 2,783 $ 101,413
Safety Insurance Group, Inc. 466 35,649
SB Financial Group, Inc. 8 156
Seacoast Banking Corp. of
Florida 591 14,013
*Security National Financial
Corp., Class A 16 164
SEI Investments Co. 1,229 96,218
Selective Insurance Group, Inc. 961 83,828
*Selectquote, Inc. 6,125 19,416
ServisFirst Bancshares, Inc. 180 12,820
#*Shift4 Payments, Inc., Class A 824 67,403
Shore Bancshares, Inc. 20 277
Sierra Bancorp 16 423
Silvercrest Asset Management
Group, Inc., Class A 8 122
Simmons First National Corp.,
Class A 3,909 72,942
*SiriusPoint, Ltd. 994 16,699
*Skyward Specialty Insurance
Group, Inc. 1,143 60,682
SLM Corp. 4,689 135,559
SmartFinancial, Inc. 12 365
#*SoFi Technologies, Inc. 7,108 88,921
Sound Financial Bancorp, Inc. 4 203
South Plains Financial, Inc. 8 270
*Southern First Bancshares, Inc. 4 142
Southern Missouri Bancorp, Inc. 8 421
Southern States Bancshares, Inc. 4 134
Southside Bancshares, Inc. 283 7,978
SouthState Corp. 932 80,879
SR Bancorp, Inc. 1,155 15,154
State Street Corp. 1,059 93,298
Stellar Bancorp, Inc. 3,955 98,717
*Sterling Bancorp, Inc. 36 174
Stewart Information Services
Corp. 264 17,287
Stifel Financial Corp. 780 66,838
Stock Yards Bancorp, Inc. 258 18,780
*StoneX Group, Inc. 183 16,207
SWK Holdings Corp. 4 56
Synchrony Financial 3,107 161,409
Synovus Financial Corp. 2,407 104,271
T. Rowe Price Group, Inc. 1,185 104,932
*Texas Capital Bancshares, Inc. 1,401 95,478
TFS Financial Corp. 88 1,140
*Third Coast Bancshares, Inc. 4 119
Timberland Bancorp, Inc. 8 246
Tiptree, Inc. 314 7,005
Tompkins Financial Corp. 16 954
Towne Bank 3,331 109,756
Travelers Cos., Inc. (The) 1,259 332,540
TriCo Bancshares 815 31,443
*Triumph Financial, Inc. 1,759 93,966
Truist Financial Corp. 6,771 259,600
TrustCo Bank Corp. 65 1,979
Trustmark Corp. 647 21,707
UMB Financial Corp. 1,200 113,484
Union Bankshares, Inc. 4 132
Shares Value†
FINANCIALS — (Continued)
United Bancorp, Inc. 4 $ 50
United Bankshares, Inc. 2,134 73,175
United Community Banks, Inc. 3,719 102,682
United Fire Group, Inc. 16 443
United Security Bancshares 4 36
Unity Bancorp, Inc. 8 331
Universal Insurance Holdings, Inc. 106 2,569
Univest Financial Corp. 266 7,858
Unum Group 1,777 138,002
US Bancorp 2,169 87,497
USCB Financial Holdings, Inc. 12 204
Valley National Bancorp 8,709 74,897
*Velocity Financial, Inc. 24 429
Veritex Holdings, Inc. 1,767 41,136
Victory Capital Holdings, Inc.,
Class A 2,381 136,407
Virginia National Bankshares
Corp. 4 147
Virtu Financial, Inc., Class A 1,905 74,581
Virtus Investment Partners, Inc. 241 37,015
Visa, Inc., Class A 4,337 1,498,434
Voya Financial, Inc. 1,587 93,950
W. R. Berkley Corp. 1,481 106,173
WaFd, Inc. 2,490 71,040
Walker & Dunlop, Inc. 1,000 76,540
Washington Trust Bancorp, Inc. 363 10,019
Waterstone Financial, Inc. 24 290
Webster Financial Corp. 1,278 60,449
Wells Fargo & Co. 7,099 504,100
WesBanco, Inc. 6,946 206,852
West Bancorp, Inc. 16 310
Westamerica Bancorp 2,166 104,899
Western Alliance Bancorp 837 58,347
Western New England Bancorp,
Inc. 16 148
Western Union Co. (The) 10,511 104,164
Westwood Holdings Group, Inc. 12 200
*WEX, Inc. 577 75,223
White Mountains Insurance
Group, Ltd. 19 33,582
William Penn Bancorp 1,177 14,501
Willis Towers Watson PLC 1,026 315,803
Wintrust Financial Corp. 1,677 186,432
WisdomTree, Inc. 4,976 43,291
*World Acceptance Corp. 103 13,299
WSFS Financial Corp. 1,859 95,831
Zions Bancorp NA 4,015 180,555
TOTAL FINANCIALS 35,751,604
HEALTH CARE — ( 9 .4% )
*10X Genomics, Inc., Class A 1,363 11,272
*89bio, Inc. 1,829 14,669
Abbott Laboratories 2,620 342,565
AbbVie, Inc. 4,490 875,999
#*Absci Corp. 24 74
*AC Immune SA 32 55
*Acadia Healthcare Co., Inc. 2,441 57,119
*ACADIA Pharmaceuticals, Inc. 3,442 50,253
*AdaptHealth Corp. 8,841 75,237

82
Dimensional US Vector Equity ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Addus HomeCare Corp. 164 $ 17,146
*ADMA Biologics, Inc. 1,706 40,603
Agilent Technologies, Inc. 1,197 128,797
*AirSculpt Technologies, Inc. 8 17
*Akero Therapeutics, Inc. 765 34,892
*Align Technology, Inc. 468 81,104
*Alkermes PLC 2,284 65,711
#*Allogene Therapeutics, Inc. 32 54
*Alnylam Pharmaceuticals, Inc. 261 68,706
*American Well Corp., Class A 4 29
Amgen, Inc. 1,375 400,015
*AMN Healthcare Services, Inc. 1,599 32,668
*Amneal Pharmaceuticals, Inc. 2,723 20,858
*Amphastar Pharmaceuticals, Inc. 1,457 35,565
*Amylyx Pharmaceuticals, Inc. 8 41
*AngioDynamics, Inc. 8 74
#*ANI Pharmaceuticals, Inc. 24 1,700
*Arcturus Therapeutics Holdings,
Inc. 20 256
*Arcus Biosciences, Inc. 1,357 11,874
*Astrana Health, Inc. 105 3,273
*Atea Pharmaceuticals, Inc. 20 59
*Avanos Medical, Inc. 1,509 18,938
#*Avantor, Inc. 3,503 45,504
*Azenta, Inc. 3,035 79,942
#Baxter International, Inc. 3,943 122,903
#*Beam Therapeutics, Inc. 5,984 119,261
Becton Dickinson & Co. 378 78,280
*Biogen, Inc. 847 102,555
*BioMarin Pharmaceutical, Inc. 1,069 68,085
*Bio-Rad Laboratories, Inc., Class
A 355 86,648
*Boston Scientific Corp. 540 55,550
Bristol-Myers Squibb Co. 11,316 568,063
*Brookdale Senior Living, Inc. 5,713 37,477
Bruker Corp. 2,467 98,828
#*Cardiff Oncology, Inc. 4 11
Cardinal Health, Inc. 347 49,028
*Catalyst Pharmaceuticals, Inc. 107 2,599
*Celldex Therapeutics, Inc. 1,450 30,204
Cencora, Inc. 929 271,890
*Centene Corp. 2,053 122,872
*Certara, Inc. 18,627 258,170
*Charles River Laboratories
International, Inc. 457 54,209
Chemed Corp. 115 66,874
Cigna Group (The) 432 146,897
*Claritev Corp. 563 12,628
*Collegium Pharmaceutical, Inc. 1,097 29,614
Concentra Group Holdings
Parent, Inc. 807 17,552
#CONMED Corp. 798 39,190
*Cooper Cos., Inc. (The) 1,577 128,794
*Corcept Therapeutics, Inc. 80 5,750
*CorVel Corp. 285 30,997
*Cross Country Healthcare, Inc. 40 542
*CryoPort, Inc. 8 45
*CVRx, Inc. 4 29
Shares Value†
HEALTH CARE — (Continued)
CVS Health Corp. 1,293 $ 86,256
*DaVita, Inc. 786 111,258
*Day One Biopharmaceuticals,
Inc. 730 5,679
*Definitive Healthcare Corp. 52 141
*Denali Therapeutics, Inc. 2,350 39,128
DENTSPLY SIRONA, Inc. 7,926 110,171
*Dexcom, Inc. 372 26,553
*DocGo, Inc. 20 45
*Dynavax Technologies Corp. 2,547 29,927
*Edwards Lifesciences Corp. 1,857 140,185
*Elanco Animal Health, Inc. 6,634 62,890
*Electromed, Inc. 659 15,177
Elevance Health, Inc. 254 106,827
Eli Lilly & Co. 2,009 1,805,991
Embecta Corp. 8 98
*Emergent BioSolutions, Inc. 8 43
Encompass Health Corp. 1,000 116,990
*Enhabit, Inc. 36 288
*Enovis Corp. 661 22,864
Ensign Group, Inc. (The) 446 57,530
*Envista Holdings Corp. 5,542 89,115
*Evolent Health, Inc., Class A 3,596 35,457
*Exelixis, Inc. 2,220 86,913
*FONAR Corp. 4 50
#*Fulgent Genetics, Inc. 24 416
GE HealthCare Technologies, Inc. 3,520 247,562
Gilead Sciences, Inc. 4,425 471,439
*Globus Medical, Inc. 444 31,866
*Haemonetics Corp. 1,494 94,152
*Halozyme Therapeutics, Inc. 1,074 65,965
*Harmony Biosciences Holdings,
Inc. 2,082 61,357
*Harvard Bioscience, Inc. 40 14
HCA Healthcare, Inc. 99 34,163
HealthStream, Inc. 28 942
*Henry Schein, Inc. 947 61,527
*Hologic, Inc. 2,609 151,844
Humana, Inc. 974 255,422
*ICON PLC 938 142,051
*ICU Medical, Inc. 820 112,004
*Ideaya Biosciences, Inc. 5,377 108,239
*IDEXX Laboratories, Inc. 344 148,832
*ImmuCell Corp. 4 22
*InfuSystem Holdings, Inc. 8 38
*Innoviva, Inc. 1,199 22,409
*Integer Holdings Corp. 237 29,935
#*Integra LifeSciences Holdings
Corp. 4,942 80,999
*Intellia Therapeutics, Inc. 1,015 9,003
#*Iovance Biotherapeutics, Inc. 6,025 21,630
*IQVIA Holdings, Inc. 1,561 242,064
*Jazz Pharmaceuticals PLC 761 89,007
Johnson & Johnson 10,090 1,577,168
*Kewaunee Scientific Corp. 4 127
*Kodiak Sciences, Inc. 4 17
*Kymera Therapeutics, Inc. 4,061 139,170
Labcorp Holdings, Inc. 354 85,318

83
Dimensional US Vector Equity ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Lantern Pharma, Inc. 4 $ 14
#*Lantheus Holdings, Inc. 1,014 105,801
*LifeStance Health Group, Inc. 12,465 81,895
*Ligand Pharmaceuticals, Inc. 2,036 223,675
*LivaNova PLC 1,812 67,044
*MannKind Corp. 4,351 21,929
#*Masimo Corp. 415 66,798
*MaxCyte, Inc. 28 80
McKesson Corp. 51 36,352
*Medpace Holdings, Inc. 230 70,930
Medtronic PLC 1,922 162,909
Merck & Co., Inc. 9,145 779,154
Mesa Laboratories, Inc. 199 22,935
*Mettler-Toledo International, Inc. 17 18,200
*MiMedx Group, Inc. 2,970 20,434
#*Moderna, Inc. 4,856 138,590
*Molina Healthcare, Inc. 366 119,686
*Monte Rosa Therapeutics, Inc. 16 79
*Myriad Genetics, Inc. 367 2,719
National HealthCare Corp. 297 28,064
National Research Corp. 560 6,362
*Neogen Corp. 3,847 19,427
*NeoGenomics, Inc. 2,682 17,151
*Neurocrine Biosciences, Inc. 737 79,368
#*Nuvation Bio, Inc. 1,289 2,900
*Omnicell, Inc. 1,028 32,135
*Option Care Health, Inc. 2,484 80,258
*Oramed Pharmaceuticals, Inc. 4 9
*OraSure Technologies, Inc. 24 72
*Organogenesis Holdings, Inc. 32 157
Organon & Co. 7,394 95,604
*ORIC Pharmaceuticals, Inc. 12 69
*Orthofix Medical, Inc. 8 111
*OrthoPediatrics Corp. 4 83
*Owens & Minor, Inc. 565 3,989
*Pacira BioSciences, Inc. 938 25,232
*Pediatrix Medical Group, Inc. 1,687 21,729
Perrigo Co. PLC 4,468 114,917
Pfizer, Inc. 11,968 292,139
Phibro Animal Health Corp.,
Class A 22 409
*Pliant Therapeutics, Inc. 12 19
Premier, Inc., Class A 1,202 24,461
*Prestige Consumer Healthcare,
Inc. 661 53,693
*Puma Biotechnology, Inc. 20 64
Quest Diagnostics, Inc. 762 135,804
*QuidelOrtho Corp. 2,197 61,055
*Quipt Home Medical Corp. 16 34
#*Recursion Pharmaceuticals,
Inc., Class A 1,160 6,484
Regeneron Pharmaceuticals, Inc. 20 11,975
*Replimune Group, Inc. 318 3,110
ResMed, Inc. 871 206,070
#Revvity, Inc. 935 87,357
*Rigel Pharmaceuticals, Inc. 658 12,870
*Rocket Pharmaceuticals, Inc. 762 5,814
*Roivant Sciences, Ltd. 1,131 13,142
Shares Value†
HEALTH CARE — (Continued)
Select Medical Holdings Corp. 2,125 $ 38,760
*Semler Scientific, Inc. 4 129
*Sensus Healthcare, Inc. 4 17
#SIGA Technologies, Inc. 2,115 11,675
*Sotera Health Co. 5,739 65,999
#*STAAR Surgical Co. 582 10,627
STERIS PLC 307 68,995
Stryker Corp. 68 25,427
*Supernus Pharmaceuticals, Inc. 7,221 234,538
*Surgery Partners, Inc. 1,340 29,413
*Tactile Systems Technology, Inc. 36 508
#*Teladoc Health, Inc. 10,585 76,106
Teleflex, Inc. 863 118,274
*Tenet Healthcare Corp. 992 141,806
*Theravance Biopharma, Inc. 16 156
Thermo Fisher Scientific, Inc. 590 253,110
*TruBridge, Inc. 12 312
#*UFP Technologies, Inc. 158 32,949
*United Therapeutics Corp. 539 163,366
UnitedHealth Group, Inc. 1,714 705,208
Universal Health Services, Inc.,
Class B 563 99,690
US Physical Therapy, Inc. 297 21,120
Utah Medical Products, Inc. 4 207
*Vanda Pharmaceuticals, Inc. 24 108
*Varex Imaging Corp. 36 300
*Veracyte, Inc. 3,532 107,726
#*Verve Therapeutics, Inc. 16 91
Viatris, Inc. 9,320 78,474
*Vir Biotechnology, Inc. 1,381 8,452
#*Viridian Therapeutics, Inc. 1,525 20,664
*Waters Corp. 365 126,921
West Pharmaceutical Services,
Inc. 538 113,674
*Xencor, Inc. 512 5,642
Zimmer Biomet Holdings, Inc. 643 66,261
Zoetis, Inc. 1,066 166,722
*Zymeworks, Inc. 731 9,510
TOTAL HEALTH CARE 18,539,190
INDUSTRIALS — ( 15 .1% )
3M Co. 1,980 275,042
A.O. Smith Corp. 946 64,196
AAON, Inc. 1,133 103,409
*AAR Corp. 1,621 86,659
ABM Industries, Inc. 1,652 80,518
ACCO Brands Corp. 76 293
Acme United Corp. 4 154
Acuity, Inc. 239 58,223
Advanced Drainage Systems, Inc. 871 98,850
AECOM 1,379 136,038
*AerSale Corp. 16 111
AGCO Corp. 1,499 127,160
Air Lease Corp. 1,960 91,650
Alamo Group, Inc. 350 58,443
*Alaska Air Group, Inc. 3,242 143,523
Albany International Corp. 1,609 105,808
Alight, Inc., Class A 10,753 54,948
Allegiant Travel Co. 275 12,906

84
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Allegion PLC 726 $ 101,059
Allient, Inc. 16 342
Allison Transmission Holdings,
Inc. 913 84,215
*Alpha Pro Tech, Ltd. 8 35
#Alta Equipment Group, Inc. 12 51
#*American Airlines Group, Inc. 1,839 18,298
*American Woodmark Corp. 239 14,101
AMETEK, Inc. 901 152,792
*API Group Corp. 2,275 86,063
Apogee Enterprises, Inc. 1,217 48,278
Applied Industrial Technologies,
Inc. 260 63,253
ArcBest Corp. 723 42,310
Arcosa, Inc. 1,088 87,116
Argan, Inc. 217 33,229
Armstrong World Industries, Inc. 741 107,460
*Array Technologies, Inc. 32 153
Astec Industries, Inc. 16 580
*Asure Software, Inc. 16 163
*ATI, Inc. 2,980 162,052
Atkore, Inc. 822 52,501
Atmus Filtration Technologies,
Inc. 1,653 57,309
Automatic Data Processing, Inc. 1,184 355,910
#*Avis Budget Group, Inc. 354 32,791
*AZEK Co., Inc. (The) 1,778 88,118
AZZ, Inc. 769 66,718
Barrett Business Services, Inc. 534 21,659
*Blade Air Mobility, Inc. 20 53
#*Blue Bird Corp. 1,085 37,834
*BlueLinx Holdings, Inc. 8 521
*Boeing Co. (The) 379 69,448
Boise Cascade Co. 1,068 99,623
Booz Allen Hamilton Holding
Corp. 1,055 126,621
*Bowman Consulting Group, Ltd. 4 88
Brady Corp., Class A 1,078 75,773
*BrightView Holdings, Inc. 6,691 91,801
Brink's Co. (The) 586 52,295
Broadridge Financial Solutions,
Inc. 573 138,895
*Builders FirstSource, Inc. 1,401 167,602
BWX Technologies, Inc. 813 88,715
*CACI International, Inc., Class A 325 148,808
Cadre Holdings, Inc. 603 17,577
#Carlisle Cos., Inc. 403 152,930
Carrier Global Corp. 1,156 72,296
*Casella Waste Systems, Inc. 489 57,433
Caterpillar, Inc. 1,776 549,263
*CBIZ, Inc. 877 59,724
CH Robinson Worldwide, Inc. 1,132 100,997
#*Chart Industries, Inc. 763 102,990
*Cimpress PLC 23 966
Cintas Corp. 708 149,869
Civeo Corp. 4 76
#*Clarivate PLC 12,157 52,397
*Clean Harbors, Inc. 540 115,528
#CNH Industrial NV 16,537 191,333
Shares Value†
INDUSTRIALS — (Continued)
Comfort Systems USA, Inc. 280 $ 111,314
CompX International, Inc. 4 109
#Concentrix Corp. 2,449 125,046
Concrete Pumping Holdings, Inc. 28 168
*Conduent, Inc. 119 251
#*Construction Partners, Inc.,
Class A 511 41,974
Copa Holdings SA, Class A 935 85,796
*Copart, Inc. 570 34,787
*Core & Main, Inc., Class A 1,711 90,135
Costamare, Inc. 1,254 11,700
Covenant Logistics Group, Inc. 24 478
CRA International, Inc. 204 33,089
Crane Co. 400 64,392
CSG Systems International, Inc. 729 43,835
CSW Industrials, Inc. 401 125,304
CSX Corp. 21,670 608,277
Cummins, Inc. 1,106 324,987
Curtiss-Wright Corp. 296 102,087
#*Custom Truck One Source, Inc. 5,069 20,428
Deere & Co. 804 372,702
Delta Air Lines, Inc. 6,724 279,920
Deluxe Corp. 889 12,979
*Distribution Solutions Group, Inc. 27 703
*DNOW, Inc. 1,388 22,028
Donaldson Co., Inc. 972 63,890
Douglas Dynamics, Inc. 966 23,165
Dover Corp. 450 76,792
*Driven Brands Holdings, Inc. 5,207 86,020
*Ducommun, Inc. 364 20,864
Dun & Bradstreet Holdings, Inc. 6,587 59,085
*DXP Enterprises, Inc. 510 45,115
*Dycom Industries, Inc. 465 77,911
Eastern Co. (The) 8 168
Eaton Corp. PLC 618 181,921
EMCOR Group, Inc. 575 230,402
Emerson Electric Co. 18 1,892
Enerpac Tool Group Corp. 1,002 40,451
EnerSys 1,145 99,157
Ennis, Inc. 28 503
Enpro, Inc. 431 64,391
Equifax, Inc. 801 208,364
Esab Corp. 965 115,916
ESCO Technologies, Inc. 48 7,510
Espey Mfg. & Electronics Corp. 4 123
*Everus Construction Group, Inc. 1,053 42,373
EVI Industries, Inc. 4 65
*ExlService Holdings, Inc. 1,004 48,674
Expeditors International of
Washington, Inc. 1,773 194,870
Fastenal Co. 3,506 283,881
Federal Signal Corp. 841 68,483
FedEx Corp. 2,419 508,788
Ferguson Enterprises, Inc. 1,911 324,220
#*First Advantage Corp. 50 705
Flowserve Corp. 1,912 86,480
*Fluor Corp. 3,004 104,810
Fortive Corp. 1,162 80,980

85
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Fortune Brands Innovations, Inc. 2,821 $ 151,826
Franklin Electric Co., Inc. 620 52,675
#*Frontier Group Holdings, Inc. 1,605 4,783
FTAI Aviation, Ltd. 64 6,855
*FTI Consulting, Inc. 829 137,846
*Gates Industrial Corp. PLC 4,135 78,234
GATX Corp. 623 90,933
Genco Shipping & Trading, Ltd. 32 415
*Gencor Industries, Inc. 12 152
*Generac Holdings, Inc. 732 83,726
General Dynamics Corp. 243 66,125
Genpact, Ltd. 1,186 59,608
*Gibraltar Industries, Inc. 588 31,135
*GMS, Inc. 1,145 83,883
Gorman-Rupp Co. (The) 455 16,316
Graco, Inc. 1,592 129,923
#Granite Construction, Inc. 1,075 87,387
*Great Lakes Dredge & Dock
Corp. 2,530 22,998
Greenbrier Cos., Inc. (The) 883 37,457
Griffon Corp. 1,196 81,460
#*GXO Logistics, Inc. 1,804 65,377
H&E Equipment Services, Inc. 840 75,440
*Hayward Holdings, Inc. 5,850 77,980
*Healthcare Services Group, Inc. 1,315 18,686
Heartland Express, Inc. 1,846 14,030
Heidrick & Struggles International,
Inc. 496 19,354
Helios Technologies, Inc. 630 17,174
#Herc Holdings, Inc. 594 65,007
#*Hertz Global Holdings, Inc. 9,100 62,062
Hexcel Corp. 952 46,143
Hillenbrand, Inc. 8,446 170,863
*Hillman Solutions Corp. 31,538 220,451
HNI Corp. 1,807 76,436
Honeywell International, Inc. 1,556 327,538
Howmet Aerospace, Inc. 918 127,216
Hub Group, Inc., Class A 1,635 51,650
Hubbell, Inc. 406 147,451
Huntington Ingalls Industries, Inc. 280 64,495
*Hurco Cos., Inc. 4 67
*Huron Consulting Group, Inc. 623 83,974
Hyster-Yale, Inc. 590 22,674
*IBEX Holdings, Ltd. 10 250
ICF International, Inc. 1,116 94,815
IDEX Corp. 679 118,126
*IES Holdings, Inc. 661 130,005
Illinois Tool Works, Inc. 762 182,811
Ingersoll Rand, Inc. 25 1,886
*Innovative Solutions and
Support, Inc. 16 108
Insperity, Inc. 551 35,820
Insteel Industries, Inc. 102 3,459
Interface, Inc. 1,500 28,200
ITT, Inc. 663 90,844
Jacobs Solutions, Inc. 1,363 168,739
*Janus International Group, Inc. 8,236 56,664
JB Hunt Transport Services, Inc. 1,085 141,679
Shares Value†
INDUSTRIALS — (Continued)
JBT Marel Corp. 618 $ 65,051
#*JetBlue Airways Corp. 9,158 39,929
Johnson Controls International
PLC 282 23,660
Kadant, Inc. 326 96,170
Karat Packaging, Inc. 8 211
KBR, Inc. 2,338 123,470
Kennametal, Inc. 11,393 221,936
Kforce, Inc. 426 16,273
*Kirby Corp. 914 88,082
Knight-Swift Transportation
Holdings, Inc. 3,011 117,941
Korn Ferry 1,429 88,169
*Kratos Defense & Security
Solutions, Inc. 228 7,703
*L.B. Foster Co., Class A 4 80
L3Harris Technologies, Inc. 814 179,096
Landstar System, Inc. 451 60,502
*Legalzoom.com, Inc. 907 6,639
Leidos Holdings, Inc. 624 91,840
Lennox International, Inc. 225 123,019
*Limbach Holdings, Inc. 8 766
Lincoln Electric Holdings, Inc. 444 78,233
Lindsay Corp. 287 37,040
*Liquidity Services, Inc. 360 11,441
Lockheed Martin Corp. 925 441,919
LSI Industries, Inc. 28 422
Luxfer Holdings PLC 20 215
*Manitowoc Co., Inc. (The) 44 347
ManpowerGroup, Inc. 1,277 55,000
Marten Transport, Ltd. 1,901 24,409
Masco Corp. 400 24,244
*MasTec, Inc. 616 78,429
*Mastech Digital, Inc. 4 29
*Masterbrand, Inc. 3,364 40,873
*Matrix Service Co. 28 325
Matson, Inc. 891 97,199
Maximus, Inc. 1,016 68,031
McGrath RentCorp 534 56,962
*Mercury Systems, Inc. 2,219 110,950
*Middleby Corp. (The) 651 86,811
Miller Industries, Inc. 12 490
MillerKnoll, Inc. 9,215 151,126
*Mistras Group, Inc. 32 292
Moog, Inc., Class A 360 60,210
*MRC Global, Inc. 1,905 22,193
MSA Safety, Inc. 630 99,175
MSC Industrial Direct Co., Inc. 883 67,532
Mueller Industries, Inc. 767 56,420
Mueller Water Products, Inc.,
Class A 1,887 49,515
*MYR Group, Inc. 59 7,217
National Presto Industries, Inc. 4 337
*NEXTracker, Inc., Class A 3,249 131,942
NL Industries, Inc. 24 206
Nordson Corp. 454 86,065
Norfolk Southern Corp. 1,536 344,141
Northrop Grumman Corp. 314 152,761

86
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Northwest Pipe Co. 8 $ 339
*NV5 Global, Inc. 4,791 88,873
nVent Electric PLC 1,240 68,088
Old Dominion Freight Line, Inc. 1,324 202,943
*OPENLANE, Inc. 14,362 265,841
*Orion Group Holdings, Inc. 36 230
Oshkosh Corp. 1,170 97,999
Otis Worldwide Corp. 638 61,420
Owens Corning 966 140,466
PACCAR, Inc. 2,866 258,542
Pangaea Logistics Solutions, Ltd. 40 161
Park Aerospace Corp. 16 209
Parker-Hannifin Corp. 227 137,349
Park-Ohio Holdings Corp. 20 398
*Parsons Corp. 425 28,415
Paychex, Inc. 1,624 238,923
Paycom Software, Inc. 527 119,308
*Paylocity Holding Corp. 139 26,702
Pentair PLC 1,592 144,442
*Perma-Pipe International
Holdings, Inc. 8 96
*Planet Labs PBC 25,854 85,060
#Powell Industries, Inc. 622 113,894
*Power Solutions International,
Inc. 12 303
Preformed Line Products Co. 4 549
Primoris Services Corp. 1,415 84,858
*Proto Labs, Inc. 627 22,045
*Pursuit Attractions and
Hospitality, Inc. 278 8,143
Quad/Graphics, Inc. 56 267
Quanex Building Products Corp. 151 2,482
Quanta Services, Inc. 776 227,127
*Radiant Logistics, Inc. 48 281
*RCM Technologies, Inc. 4 70
Regal Rexnord Corp. 1,510 159,818
Republic Services, Inc. 433 108,575
*Resideo Technologies, Inc. 3,011 50,525
REV Group, Inc. 1,071 35,022
Robert Half, Inc. 1,352 59,894
Rockwell Automation, Inc. 636 157,524
Rollins, Inc. 1,950 111,403
RTX Corp. 2,613 329,578
Rush Enterprises, Inc., Class A 1,434 73,120
Rush Enterprises, Inc., Class B 408 23,599
#*RXO, Inc. 9 127
Ryder System, Inc. 273 37,584
*Saia, Inc. 240 58,560
Schneider National, Inc., Class B 76 1,633
Science Applications International
Corp. 722 87,384
Sensata Technologies Holding
PLC 3,590 76,826
*Shoals Technologies Group, Inc.,
Class A 737 2,661
Simpson Manufacturing Co., Inc. 607 93,290
*SiteOne Landscape Supply, Inc. 589 67,623
*Skillsoft Corp. 207 3,960
*SkyWest, Inc. 1,146 102,189
Shares Value†
INDUSTRIALS — (Continued)
Snap-on, Inc. 619 $ 194,248
*Southland Holdings, Inc. 8 26
#Southwest Airlines Co. 6,138 171,618
#*Spire Global, Inc. 4 38
*SPX Technologies, Inc. 704 94,442
SS&C Technologies Holdings,
Inc. 1,970 148,932
Standex International Corp. 12 1,697
Stanley Black & Decker, Inc. 1,328 79,707
Steelcase, Inc., Class A 8,129 80,640
*Sterling Infrastructure, Inc. 730 109,084
*Sun Country Airlines Holdings,
Inc. 20 196
#*Sunrun, Inc. 5,206 35,869
*TaskUS, Inc., Class A 16 223
#Tecnoglass, Inc. 1,306 93,079
Tennant Co. 1,136 81,974
Terex Corp. 1,410 49,632
Tetra Tech, Inc. 3,791 118,241
Textron, Inc. 2,124 149,466
*Thermon Group Holdings, Inc. 385 10,099
Timken Co. (The) 1,206 77,485
*Titan International, Inc. 80 588
*Titan Machinery, Inc. 20 332
Toro Co. (The) 2,279 155,610
Trane Technologies PLC 707 271,000
TransUnion 1,844 152,978
*Trex Co., Inc. 1,392 80,485
TriNet Group, Inc. 487 38,147
Trinity Industries, Inc. 2,308 57,931
*Triumph Group, Inc. 716 18,186
*TTEC Holdings, Inc. 24 96
*Tutor Perini Corp. 4,171 89,510
UFP Industries, Inc. 1,269 125,441
*U-Haul Holding Co. 311 19,092
U-Haul Holding Co. 1,694 92,831
UniFirst Corp. 462 82,453
Union Pacific Corp. 2,109 454,827
*United Airlines Holdings, Inc. 3,420 235,364
United Parcel Service, Inc., Class
B 3,020 287,806
United Rentals, Inc. 766 483,691
*V2X, Inc. 1,973 98,176
Valmont Industries, Inc. 266 77,996
Veralto Corp. 1,631 156,413
Verisk Analytics, Inc. 937 277,755
*Verra Mobility Corp. 2,248 49,006
Vertiv Holdings Co., Class A 1,553 132,595
Vestis Corp. 3,488 30,555
Virco Mfg. Corp. 674 6,194
#VSE Corp. 856 98,029
Wabash National Corp. 48 332
Waste Management, Inc. 925 215,858
Watsco, Inc. 45 20,693
Watts Water Technologies, Inc.,
Class A 396 82,269
Werner Enterprises, Inc. 1,553 38,297
WESCO International, Inc. 1,189 193,759

87
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Westinghouse Air Brake
Technologies Corp. 564 $ 104,193
*Willdan Group, Inc. 4 157
Willis Lease Finance Corp. 227 35,121
#WillScot Holdings Corp. 3,554 89,276
Woodward, Inc. 466 87,408
Worthington Enterprises, Inc. 44 2,228
WW Grainger, Inc. 262 268,369
#*XPO, Inc. 1,623 172,233
Xylem, Inc. 16 1,929
Zurn Elkay Water Solutions Corp. 2,320 78,787
TOTAL INDUSTRIALS 29,908,060
INFORMATION TECHNOLOGY — ( 18 .2% )
*8x8, Inc. 6,570 11,629
A10 Networks, Inc. 3,511 57,861
Accenture PLC, Class A 1,099 328,766
*ACI Worldwide, Inc. 1,515 80,840
Adeia, Inc. 2,630 32,375
*Adobe, Inc. 809 303,359
*ADTRAN Holdings, Inc. 16 123
#*Aeva Technologies, Inc. 4 28
*Akamai Technologies, Inc. 1,031 83,078
*Alpha & Omega Semiconductor,
Ltd. 28 527
Amdocs, Ltd. 747 66,169
Amkor Technology, Inc. 3,363 58,684
Amphenol Corp., Class A 1,298 99,881
*Amtech Systems, Inc. 8 28
Analog Devices, Inc. 20 3,898
Apple, Inc. 39,314 8,354,225
Applied Materials, Inc. 1,123 169,247
*AppLovin Corp., Class A 879 236,724
*Arrow Electronics, Inc. 882 98,220
*ASGN, Inc. 1,157 58,290
*Autodesk, Inc. 256 70,208
Avnet, Inc. 1,432 67,290
*Axcelis Technologies, Inc. 1,184 57,992
Badger Meter, Inc. 122 26,940
Bel Fuse, Inc., Class B 212 13,943
Belden, Inc. 877 90,427
Benchmark Electronics, Inc. 747 24,300
*BILL Holdings, Inc. 1,495 68,127
*Blackbaud, Inc. 1,053 63,749
#*Box, Inc., Class A 578 18,045
CDW Corp. 1,084 174,047
#*Cerence, Inc. 42 381
*CEVA, Inc. 20 524
#*Cipher Mining, Inc. 5,142 14,655
*Cirrus Logic, Inc. 662 63,579
Cisco Systems, Inc. 6,492 374,783
Clear Secure, Inc., Class A 1,071 26,432
#*Clearfield, Inc. 8 229
Climb Global Solutions, Inc. 4 422
*Coda Octopus Group, Inc. 4 27
Cognizant Technology Solutions
Corp., Class A 1,907 140,298
*Coherent Corp. 880 56,602
*Consensus Cloud Solutions, Inc. 8 159
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*CoreCard Corp. 419 $ 8,137
Corning, Inc. 3,410 151,336
*Corsair Gaming, Inc. 3,675 26,019
#Crane NXT Co. 1,796 84,268
*Crexendo, Inc. 8 39
*CS Disco, Inc. 20 75
CSP, Inc. 4 67
CTS Corp. 470 17,898
*CVD Equipment Corp. 8 23
#*Daily Journal Corp. 56 21,223
*Daktronics, Inc. 749 9,505
Dell Technologies, Inc., Class C 14 1,285
#*Diebold Nixdorf, Inc. 278 12,324
*Digi International, Inc. 436 11,859
*Digital Turbine, Inc. 9,671 29,013
#*DigitalOcean Holdings, Inc. 998 30,838
*Diodes, Inc. 1,245 47,808
*DoubleVerify Holdings, Inc. 7,184 95,260
*Dropbox, Inc., Class A 32 914
*DXC Technology Co. 5,432 84,305
*Eastman Kodak Co. 20 126
#Entegris, Inc. 142 11,235
*EPAM Systems, Inc. 42 6,590
*ePlus, Inc. 1,302 81,193
#*Everspin Technologies, Inc. 4 21
*Expensify, Inc., Class A 8 24
*F5, Inc. 476 126,016
*Fabrinet 660 135,340
*Fair Isaac Corp. 11 21,886
*FARO Technologies, Inc. 12 353
*Fastly, Inc., Class A 1,369 7,872
*First Solar, Inc. 882 110,973
*Flex, Ltd. 3,101 106,488
*FormFactor, Inc. 1,337 37,623
*Fortinet, Inc. 1,203 124,823
*Franklin Wireless Corp. 8 39
Frequency Electronics, Inc. 783 14,564
*Gartner, Inc. 515 216,856
Gen Digital, Inc. 6,152 159,152
#*GlobalFoundries, Inc. 721 25,285
#*Globant SA 342 40,209
*GoDaddy, Inc., Class A 893 168,179
*Grid Dynamics Holdings, Inc. 1,406 19,909
Hackett Group, Inc. (The) 511 13,051
*Harmonic, Inc. 11,733 105,362
Hewlett Packard Enterprise Co. 10,414 168,915
HP, Inc. 4,611 117,903
*Ichor Holdings, Ltd. 28 554
*Identiv, Inc. 4 13
#*indie Semiconductor, Inc.,
Class A 36 72
*Informatica, Inc., Class A 3,729 70,217
Information Services Group, Inc. 16 62
#*Insight Enterprises, Inc. 312 43,143
Intel Corp. 4,181 84,038
InterDigital, Inc. 521 104,721
International Business Machines
Corp. 3,249 785,673

88
Dimensional US Vector Equity ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*inTEST Corp. 12 $ 74
*IPG Photonics Corp. 1,147 68,694
*Itron, Inc. 604 67,219
Jabil, Inc. 1,437 210,607
*Jamf Holding Corp. 7,802 90,269
*Keysight Technologies, Inc. 582 84,623
*Kimball Electronics, Inc. 24 344
KLA Corp. 255 179,186
*Knowles Corp. 1,801 28,348
Kulicke & Soffa Industries, Inc. 746 24,044
*KVH Industries, Inc. 12 61
*Kyndryl Holdings, Inc. 3,702 120,019
Lam Research Corp. 2,291 164,196
*LGL Group, Inc. (The) 4 27
Littelfuse, Inc. 364 66,361
*LiveRamp Holdings, Inc. 709 18,547
*Lumentum Holdings, Inc. 42 2,480
#*Magnachip Semiconductor
Corp. 12 38
*Manhattan Associates, Inc. 357 63,328
Marvell Technology, Inc. 36 2,101
*MaxLinear, Inc. 1,070 10,689
Microchip Technology, Inc. 2,368 109,117
Micron Technology, Inc. 2,117 162,903
Microsoft Corp. 18,066 7,140,767
*Mirion Technologies, Inc. 5,995 94,601
*Mitek Systems, Inc. 28 232
MKS Instruments, Inc. 1,027 72,034
Motorola Solutions, Inc. 338 148,852
*N-able, Inc. 12,896 91,046
Napco Security Technologies, Inc. 2,061 47,094
#*Navitas Semiconductor Corp. 104 201
*NCR Voyix Corp. 2,252 19,300
NetApp, Inc. 1,984 178,064
*NETGEAR, Inc. 1,004 24,217
*NetScout Systems, Inc. 1,470 30,899
*Novanta, Inc. 628 74,644
*Nutanix, Inc., Class A 459 31,533
NVE Corp. 4 232
NVIDIA Corp. 63,809 6,950,076
NXP Semiconductors NV 2,078 382,996
*Okta, Inc. 128 14,356
*Olo, Inc., Class A 3,683 22,835
*ON Semiconductor Corp. 3,875 153,838
*ON24, Inc. 8 37
OneSpan, Inc. 1,369 20,357
*Optical Cable Corp. 4 12
Oracle Corp. 4,237 596,231
#*OSI Systems, Inc. 342 70,021
*Ouster, Inc. 8 59
PC Connection, Inc. 3,500 217,140
Pegasystems, Inc. 284 26,151
#*Penguin Solutions, Inc. 1,342 22,908
*Photronics, Inc. 2,669 48,763
*Plexus Corp. 308 37,708
*Powerfleet, Inc. 2,293 11,557
Progress Software Corp. 830 49,767
*Qorvo, Inc. 2,141 153,445
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
QUALCOMM, Inc. 2,647 $ 392,974
*Qualys, Inc. 78 9,805
*Rambus, Inc. 1,588 77,479
*Rapid7, Inc. 84 1,984
*RF Industries, Ltd. 8 31
*Ribbon Communications, Inc. 68 218
#Richardson Electronics, Ltd. 12 104
*RingCentral, Inc., Class A 12 306
*Rogers Corp. 298 18,419
Roper Technologies, Inc. 4 2,240
Salesforce, Inc. 831 223,298
*Sandisk Corp. 418 13,422
*Sanmina Corp. 769 59,052
Sapiens International Corp. NV 1,169 32,019
*ScanSource, Inc. 742 24,479
Seagate Technology Holdings
PLC 4 364
*SentinelOne, Inc., Class A 95 1,758
Skyworks Solutions, Inc. 1,877 120,654
*SoundThinking, Inc. 4 62
#*Super Micro Computer, Inc. 3,321 105,807
*Synaptics, Inc. 1,030 57,330
TD SYNNEX Corp. 585 64,818
TE Connectivity PLC 1,236 180,926
*Teledyne Technologies, Inc. 145 67,574
*Telos Corp. 24 66
*Teradata Corp. 1,522 32,723
Teradyne, Inc. 1,243 92,243
Texas Instruments, Inc. 2,313 370,196
*TransAct Technologies, Inc. 8 28
*TTM Technologies, Inc. 3,355 67,167
*Twilio, Inc., Class A 1,263 122,145
*Ultra Clean Holdings, Inc. 504 9,427
*Unisys Corp. 52 206
#*Unity Software, Inc. 2,598 54,740
Universal Display Corp. 380 47,739
*Veeco Instruments, Inc. 4,712 88,114
*Verint Systems, Inc. 1,029 18,152
*VeriSign, Inc. 102 28,776
#*Viasat, Inc. 1,751 16,232
Vishay Intertechnology, Inc. 4,864 63,183
*Vishay Precision Group, Inc. 12 299
Vontier Corp. 2,856 90,849
*Western Digital Corp. 1,267 55,571
#Xerox Holdings Corp. 1,001 4,414
*Xperi, Inc. 12 89
*Yext, Inc. 8 54
*Zebra Technologies Corp. 572 143,183
*Zoom Communications, Inc. 118 9,150
TOTAL INFORMATION
TECHNOLOGY 35,912,904
MATERIALS — ( 4 .4% )
AdvanSix, Inc. 20 428
Air Products and Chemicals, Inc. 351 95,153
#Albemarle Corp. 1,347 78,867
Alcoa Corp. 5,977 146,616
*Alpha Metallurgical Resources,
Inc. 506 61,403

89
Dimensional US Vector Equity ETF
continued
Shares Value†
MATERIALS — (Continued)
#Amcor PLC 26,133 $ 240,419
American Vanguard Corp. 28 118
AptarGroup, Inc. 549 82,323
Ardagh Metal Packaging SA 2,768 10,269
*Ascent Industries Co. 12 158
Ashland, Inc. 899 48,897
Avery Dennison Corp. 1,005 171,966
Avient Corp. 2,203 73,382
*Axalta Coating Systems, Ltd. 4,930 160,225
Ball Corp. 1,161 60,302
Cabot Corp. 928 72,885
Carpenter Technology Corp. 514 100,544
Celanese Corp. 1,440 64,094
*Century Aluminum Co. 2,671 43,831
CF Industries Holdings, Inc. 1,531 119,984
Chemours Co. (The) 4,181 51,761
*Clearwater Paper Corp. 20 537
#*Cleveland-Cliffs, Inc. 17,122 141,085
*Coeur Mining, Inc. 3,451 19,153
Commercial Metals Co. 1,752 78,034
*Compass Minerals International,
Inc. 205 2,755
Corteva, Inc. 3,078 190,805
CRH PLC 996 95,038
Crown Holdings, Inc. 931 89,683
*Dakota Gold Corp. 32 86
Dow, Inc. 3,566 109,084
DuPont de Nemours, Inc. 1,455 96,015
Eagle Materials, Inc. 501 113,421
Eastman Chemical Co. 969 74,613
Ecolab, Inc. 516 129,738
*Ecovyst, Inc. 68 407
Element Solutions, Inc. 3,233 65,985
*Flexible Solutions International,
Inc. 4 15
*Flotek Industries, Inc. 4 28
FMC Corp. 1,783 74,743
Freeport-McMoRan, Inc. 11,327 408,112
Friedman Industries, Inc. 8 138
#Graphic Packaging Holding Co. 3,807 96,355
Greif, Inc., Class A 804 42,194
Greif, Inc., Class B 198 11,003
Hawkins, Inc. 454 55,288
HB Fuller Co. 2,102 113,592
Hecla Mining Co. 18,426 105,397
Huntsman Corp. 5,069 67,468
*Ingevity Corp. 1,045 34,464
Innospec, Inc. 384 34,360
International Flavors &
Fragrances, Inc. 830 65,122
International Paper Co. 2,113 96,522
*Intrepid Potash, Inc. 12 396
Kaiser Aluminum Corp. 1,103 71,099
*Knife River Corp. 906 84,602
Koppers Holdings, Inc. 28 702
Linde PLC 982 445,072
Louisiana-Pacific Corp. 1,277 110,218
*LSB Industries, Inc. 20 128
Shares Value†
MATERIALS — (Continued)
LyondellBasell Industries NV,
Class A 3,303 $ 192,268
*Magnera Corp. 171 2,509
Martin Marietta Materials, Inc. 241 126,279
Materion Corp. 1,111 92,224
#*McEwen Mining, Inc. 8 62
Mercer International, Inc. 48 215
*Metallus, Inc. 40 506
Minerals Technologies, Inc. 388 20,017
Mosaic Co. (The) 1,940 58,976
*MP Materials Corp. 36 881
NewMarket Corp. 127 78,143
Newmont Corp. 8,301 437,297
*Nexa Resources SA 28 163
Nucor Corp. 1,526 182,159
*O-I Glass, Inc. 4,957 62,756
Olin Corp. 2,306 49,856
Olympic Steel, Inc. 12 387
Orion SA 2,772 33,375
Packaging Corp. of America 1,119 207,698
*Perimeter Solutions, Inc. 4,376 44,329
#*Piedmont Lithium, Inc. 4 30
PPG Industries, Inc. 1,387 150,989
Quaker Chemical Corp. 614 65,047
Radius Recycling, Inc. 20 587
#Ramaco Resources, Inc., Class
A 28 282
*Ranpak Holdings Corp. 36 148
*Rayonier Advanced Materials,
Inc. 64 273
Reliance, Inc. 532 153,338
RPM International, Inc. 1,237 132,050
Ryerson Holding Corp. 1,024 23,941
Scotts Miracle-Gro Co. (The) 92 4,635
Sealed Air Corp. 2,296 63,278
Sensient Technologies Corp. 897 84,273
Sherwin-Williams Co. (The) 753 265,749
Silgan Holdings, Inc. 1,795 92,712
*Smith-Midland Corp. 43 1,290
Smurfit WestRock PLC 2,890 121,438
Sonoco Products Co. 1,490 61,090
Southern Copper Corp. 260 23,275
Steel Dynamics, Inc. 1,648 213,762
Stepan Co. 1,450 73,312
SunCoke Energy, Inc. 3,433 31,103
Sylvamo Corp. 1,446 86,210
*Tredegar Corp. 8 62
TriMas Corp. 887 21,332
Tronox Holdings PLC 15,059 81,469
United States Lime & Minerals,
Inc. 511 47,784
#United States Steel Corp. 2,664 116,443
Vulcan Materials Co. 593 155,562
#Warrior Met Coal, Inc. 1,201 57,432
Westlake Corp. 779 72,003

90
Dimensional US Vector Equity ETF
continued
Shares Value†
MATERIALS — (Continued)
#Worthington Steel, Inc. 2,623 $ 67,306
TOTAL MATERIALS 8,665,387
REAL ESTATE — ( 0 .3% )
*AMREP Corp. 4 90
*Anywhere Real Estate, Inc. 410 1,419
*CBRE Group, Inc., Class A 1,323 161,644
*Compass, Inc., Class A 514 3,968
*Comstock Holding Cos., Inc. 4 42
*Cushman & Wakefield PLC 5,475 51,301
*Five Point Holdings LLC, Class A 8 42
*Forestar Group, Inc. 4,527 87,190
*FRP Holdings, Inc. 20 532
#*Howard Hughes Holdings, Inc. 267 17,763
*Jones Lang LaSalle, Inc. 410 93,238
Kennedy-Wilson Holdings, Inc. 8,261 52,870
Marcus & Millichap, Inc. 1,225 37,240
Millrose Properties, Inc. 497 12,445
Newmark Group, Inc., Class A 2,975 32,695
*RE/MAX Holdings, Inc. 506 3,871
#*Tejon Ranch Co. 20 339
*Zillow Group, Inc., Class C 92 6,194
TOTAL REAL ESTATE 562,883
UTILITIES — ( 1 .1% )
Alliant Energy Corp. 1,397 85,273
Ameren Corp. 4 397
American Water Works Co., Inc. 296 43,515
Atmos Energy Corp. 4 642
Avista Corp. 23 954
Brookfield Renewable Corp. 633 18,015
CenterPoint Energy, Inc. 1,182 45,838
Chesapeake Utilities Corp. 7 922
Clearway Energy, Inc., Class C 20 587
CMS Energy Corp. 147 10,827
Consolidated Edison, Inc. 531 59,870
Constellation Energy Corp. 98 21,897
Dominion Energy, Inc. 1,762 95,818
DTE Energy Co. 4 548
Edison International 508 27,183
#Entergy Corp. 8 665
Essential Utilities, Inc. 22 905
Evergy, Inc. 64 4,422
Exelon Corp. 1,531 71,804
Genie Energy, Ltd., Class B 189 2,792
Shares Value†
UTILITIES — (Continued)
H2O America 198 $ 11,234
*Hawaiian Electric Industries, Inc. 8 84
IDACORP, Inc. 303 35,781
MDU Resources Group, Inc. 4,491 76,976
#MGE Energy, Inc. 10 904
National Fuel Gas Co. 382 29,330
New Jersey Resources Corp. 2,102 102,872
NextEra Energy, Inc. 743 49,692
NiSource, Inc. 240 9,386
Northwest Natural Holding Co. 835 35,988
NRG Energy, Inc. 1,929 211,380
OGE Energy Corp. 28 1,271
ONE Gas, Inc. 2,277 178,767
Ormat Technologies, Inc. 940 68,244
Otter Tail Corp. 264 20,956
PG&E Corp. 4,927 81,394
Pinnacle West Capital Corp. 20 1,904
PPL Corp. 12 438
Public Service Enterprise Group,
Inc. 1,227 98,074
*Pure Cycle Corp. 4 40
Sempra 1,310 97,294
Southern Co. (The) 939 86,285
Southwest Gas Holdings, Inc. 8 578
Spire, Inc. 7 536
TXNM Energy, Inc. 20 1,064
UGI Corp. 609 19,969
Unitil Corp. 128 7,508
Vistra Corp. 3,100 401,853
WEC Energy Group, Inc. 480 52,570
Xcel Energy, Inc. 1,192 84,274
TOTAL UTILITIES 2,259,520
TOTAL COMMON STOCKS 189,236,641
RIGHT/WARRANT —( 0 .0% )
INFORMATION TECHNOLOGY — ( 0 .0% )
*Gen Digital, Inc. CVR 4 21
TOTAL RIGHT/WARRANT 21
TOTAL INVESTMENT SECURITIES — (95.7%)
(Cost $194,080,435) 189,236,662
SECURITIES LENDING COLLATERAL — (4.3%)
@§The DFA Short Term
Investment Fund 731,645 8,461,471
TOTAL INVESTMENTS — ( 100 .0% )
(Cost $202,541,906) $ 197,698,133
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 13,069,831 $ — $ — $ 13,069,831
Consumer Discretionary ................ 20,905,642 — — 20,905,642
Consumer Staples .................... 13,534,808 — — 13,534,808

91
Dimensional US Vector Equity ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Energy ............................. $ 10,126,812 $ — $ — $ 10,126,812
Financials ........................... 35,751,430 174 — 35,751,604
Health Care ......................... 18,539,190 — — 18,539,190
Industrials ........................... 29,908,060 — — 29,908,060
Information Technology ................ 35,912,904 — — 35,912,904
Materials ........................... 8,665,387 — — 8,665,387
Real Estate .......................... 562,883 — — 562,883
Utilities ............................. 2,259,520 — — 2,259,520
Right/Warrant
Information Technology ................ 21 — — 21
Securities Lending Collateral .............. — 8,461,471 — 8,461,471
Total Investments ....................... $189,236,488 $8,461,645 $— $197,698,133
See accompanying Notes to Financial Statements.

92
DIMENSIONAL US REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
4
Shares Value †
COMMON STOCKS — ( 96 .5% )
REAL ESTATE — ( 96 .5% )
Acadia Realty Trust 126,454 $ 2,415,271
#Agree Realty Corp. 110,667 8,588,866
Alexander & Baldwin, Inc. 39,797 683,712
Alexander's, Inc. 2,328 480,499
Alexandria Real Estate Equities,
Inc. 162,694 11,821,346
Alpine Income Property Trust, Inc. 10,539 162,828
American Assets Trust, Inc.,
Class A 50,967 954,612
American Homes 4 Rent, Class A 344,875 12,894,876
American Tower Corp. 472,715 106,554,688
Americold Realty Trust, Inc. 277,975 5,376,037
Apartment Investment and
Management Co. 137,508 1,087,688
Apple Hospitality REIT, Inc. 239,124 2,814,490
*Ashford Hospitality Trust, Inc. 840 5,023
AvalonBay Communities, Inc. 147,595 30,991,998
Braemar Hotels & Resorts, Inc. 47,706 89,210
Brandywine Realty Trust 176,483 698,873
Brixmor Property Group, Inc. 318,325 7,929,476
Broadstone Net Lease, Inc. 193,505 3,130,911
BRT Apartments Corp. 9,946 153,865
BXP, Inc. 156,447 9,970,367
Camden Property Trust 112,076 12,754,249
CareTrust REIT, Inc. 194,336 5,688,215
CBL & Associates Properties, Inc. 13,105 307,574
Centerspace 17,349 1,047,186
Chatham Lodging Trust 35,310 242,580
City Office REIT, Inc. 34,121 173,335
Community Healthcare Trust, Inc. 21,291 363,650
COPT Defense Properties 118,417 3,091,868
Cousins Properties, Inc. 176,104 4,849,904
Crown Castle, Inc. 438,646 46,391,201
CTO Realty Growth, Inc. 26,261 479,789
CubeSmart 234,394 9,532,804
Curbline Properties Corp. 99,188 2,270,413
DiamondRock Hospitality Co. 233,290 1,712,349
Digital Realty Trust, Inc. 347,301 55,755,703
Diversified Healthcare Trust 166,972 377,357
#Douglas Emmett, Inc. 176,316 2,438,450
*Easterly Government Properties,
Inc. 44,270 892,926
EastGroup Properties, Inc. 53,457 8,735,943
Elme Communities 94,558 1,472,268
Empire State Realty Trust, Inc. 160,122 1,140,069
EPR Properties 79,298 3,924,458
Equinix, Inc. 95,699 82,372,914
Equity LifeStyle Properties, Inc. 187,059 12,117,682
Equity Residential 354,319 24,894,453
#Essential Properties Realty
Trust, Inc. 202,302 6,508,055
Essex Property Trust, Inc. 66,956 18,690,767
Shares Value†
REAL ESTATE — (Continued)
Extra Space Storage, Inc., Class
B 219,256 $ 32,125,389
Federal Realty Investment Trust 80,233 7,543,507
First Industrial Realty Trust, Inc. 137,593 6,546,675
#Four Corners Property Trust,
Inc. 102,355 2,860,822
Gaming and Leisure Properties,
Inc. 283,354 13,561,322
#Getty Realty Corp. 54,188 1,516,722
Gladstone Commercial Corp. 45,865 648,072
Global Medical REIT, Inc. 63,106 488,440
#Global Net Lease, Inc. 216,475 1,634,386
Global Self Storage, Inc. 4,668 24,367
Healthcare Realty Trust, Inc. 366,266 5,688,111
Healthpeak Properties, Inc. 728,761 13,001,096
#Highwoods Properties, Inc. 112,901 3,210,904
Host Hotels & Resorts, Inc. 720,457 10,172,853
Hudson Pacific Properties, Inc. 80,549 165,125
Independence Realty Trust, Inc. 239,663 4,656,652
Industrial Logistics Properties
Trust 51,044 133,735
Innovative Industrial Properties,
Inc. 29,170 1,584,223
InvenTrust Properties Corp. 80,735 2,249,277
Invitation Homes, Inc. 608,145 20,792,478
Iron Mountain, Inc. 293,011 26,274,296
#JBG SMITH Properties 82,758 1,156,957
#Kilroy Realty Corp. 116,830 3,681,313
Kimco Realty Corp. 711,762 14,221,005
Kite Realty Group Trust 228,605 4,949,298
Lamar Advertising Co., Class A 91,684 10,434,556
LTC Properties, Inc. 49,983 1,792,890
LXP Industrial Trust 303,198 2,392,232
Macerich Co. (The) 258,141 3,784,347
#Medical Properties Trust, Inc. 590,152 3,257,639
Mid-America Apartment
Communities, Inc. 121,105 19,334,413
Modiv Industrial, Inc. 5,188 84,979
#National Health Investors, Inc. 47,645 3,605,297
#National Storage Affiliates Trust 75,588 2,811,874
*NET Lease Office Properties 14,074 425,457
#NETSTREIT Corp. 88,696 1,443,084
NexPoint Residential Trust, Inc. 23,337 870,003
NNN REIT, Inc. 196,508 8,078,444
#Omega Healthcare Investors,
Inc. 290,246 11,334,106
One Liberty Properties, Inc. 16,084 392,450
#Orion Properties, Inc. 45,044 82,431
#Outfront Media, Inc. 136,153 2,059,995
Paramount Group, Inc. 78,290 335,864
Park Hotels & Resorts, Inc. 166,342 1,653,440
#Peakstone Realty Trust 23,959 275,768
#Pebblebrook Hotel Trust 135,346 1,224,881
Phillips Edison & Co., Inc. 130,236 4,519,189

93
DIMENSIONAL US REAL ESTATE ETF
continued
Shares Value†
REAL ESTATE — (Continued)
Piedmont Office Realty Trust,
Inc., Class A 130,011 $ 768,365
Plymouth Industrial REIT, Inc.,
Class A 39,359 585,268
Postal Realty Trust, Inc., Class A 21,617 286,209
Prologis, Inc. 938,005 95,864,111
Public Storage 162,741 48,892,279
Realty Income Corp. 918,604 53,150,427
#Regency Centers Corp. 180,526 13,030,367
Rexford Industrial Realty, Inc. 236,249 7,819,842
#RLJ Lodging Trust 172,916 1,212,141
#Ryman Hospitality Properties,
Inc. 59,234 5,209,630
Sabra Health Care REIT, Inc. 251,863 4,495,755
Saul Centers, Inc. 12,204 399,071
SBA Communications Corp. 111,846 27,223,316
Service Properties Trust 121,239 218,230
Sila Realty Trust, Inc. 54,631 1,407,295
Simon Property Group, Inc. 337,845 53,170,046
*SITE Centers Corp. 40,074 474,476
SL Green Realty Corp., Class U 74,258 3,906,713
STAG Industrial, Inc. 192,519 6,358,903
Summit Hotel Properties, Inc. 106,965 435,348
Sun Communities, Inc. 132,761 16,519,451
Sunstone Hotel Investors, Inc. 198,961 1,659,335
Shares Value†
REAL ESTATE — (Continued)
#Tanger, Inc. 117,452 $ 3,700,913
Terreno Realty Corp. 106,313 5,988,611
UDR, Inc. 326,601 13,678,050
#UMH Properties, Inc. 80,445 1,421,463
Uniti Group, Inc. 261,886 1,288,479
Universal Health Realty Income
Trust 12,874 491,916
#Urban Edge Properties 131,241 2,371,525
Ventas, Inc. 451,433 31,636,425
Veris Residential, Inc. 86,831 1,347,617
VICI Properties, Inc. 1,088,591 34,856,684
Vornado Realty Trust 177,284 6,254,580
W.P. Carey, Inc. 226,644 14,151,651
Welltower, Inc. 399,291 60,927,814
Whitestone REIT 43,175 563,002
Xenia Hotels & Resorts, Inc. 114,513 1,222,999
TOTAL REAL ESTATE 1,297,099,469
TOTAL COMMON STOCKS 1,297,099,469
TOTAL INVESTMENT SECURITIES — (96.5%)
(Cost $1,226,383,363) 1,297,099,469
SECURITIES LENDING COLLATERAL — (3.5%)
@§The DFA Short Term
Investment Fund 4,009,637 46,371,455
TOTAL INVESTMENTS — ( 100 .0% )
(Cost $1,272,754,818) $ 1,343,470,924
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Real Estate .......................... $ 1,297,099,469 $ — $ — $ 1,297,099,469
Securities Lending Collateral .............. — 46,371,455 — 46,371,455
Total Investments ....................... $1,297,099,469 $46,371,455 $— $1,343,470,924
See accompanying Notes to Financial Statements.

94
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
US Core Equity
Market ETF
Dimensional
US Core Equity
1 ETF
Dimensional
US High
Profitability ETF
Assets:
Investment Securities at Value (including $ 210,817 , $ 32,633 and $ 136,227 of securities on loan , respectively ) ............................. $ 7,325,488 $ 1,509,261 $ 7,611,524
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$ 217,205 , $ 33,679 and $ 138,066 , respectively ) (Note G) ........... 217,205 33,679 138,066
Cash ...................................................... 11,185 2,751 4,714
Receivables:
Investment Securities Sold ................................... — 99 —
Dividends and Interest ....................................... 3,975 836 6,499
Capital Shares Issued ....................................... — 8 195
Prepaid Expenses and Other Assets ............................. — 5 74
Total Assets ........................................... 7,557,853 1,546,639 7,761,072
Liabilities:
Payables:
Investment Securities Purchased .............................. — 1,140 2,316
Upon Return of Securities Loaned ............................. 217,205 33,679 138,066
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 685 139 1,132
Administration and Accounting ................................ — 14 82
Custodian ................................................. — — 7
Trustee ................................................... — 3 28
Other Expenses ............................................ 13 — —
Total Liabilities ......................................... 217,903 34,975 141,631
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 7,339,950 $ 1,511,664 $ 7,619,441
Shares Outstanding, No Par Value ............................... 193,250,000 25,050,000 233,100,000
Net Asset Value, Offering and Redemption price per share ............ $ 37.98 $ 60.35 $ 32.69
Investment Securities at Cost ................................... $ 5,965,913 $ 1,445,138 $ 6,815,184
Net Assets Consist of:
Paid-In Capital ............................................... $ 6,179,202 $ 1,474,373 $ 6,854,544
Total Distributable Earnings (Loss) ............................... 1,160,748 37,291 764,897
Net Assets ................................................. $ 7,339,950 $ 1,511,664 $ 7,619,441

95
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
US Large Cap
Value ETF
Dimensional
US Small Cap
Value ETF
Dimensional
US Large Cap
Vector ETF
Assets:
Investment Securities at Value (including $ 69,365 , $ 273,165 and $ 4,332 of securities on loan , respectively ) ............................... $ 3,201,145 $ 4,132,175 $ 396,138
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$ 70,894 , $ 285,284 and $ 4,476 , respectively ) (Note G) ............. 70,894 285,284 4,476
Segregated Cash for Futures Contracts ........................... — 1,380 —
Cash ...................................................... 6,095 28,154 502
Receivables:
Investment Securities Sold ................................... — 1,887 —
Dividends and Interest ....................................... 2,988 1,422 347
Capital Shares Issued ....................................... 49 494 —
Futures Margin Variation ..................................... — 766 —
Prepaid Expenses and Other Assets ............................. 40 53 10
Total Assets ........................................... 3,281,211 4,451,615 401,473
Liabilities:
Payables:
Investment Securities Purchased .............................. 4,202 11,671 254
Fund Shares Redeemed ..................................... — — 191
Upon Return of Securities Loaned ............................. 70,894 285,284 4,476
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 485 914 52
Administration and Accounting ................................ 51 51 2
Custodian ................................................. 2 5 —
Trustee ................................................... 10 16 1
Total Liabilities ......................................... 75,644 297,941 4,976
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 3,205,567 $ 4,153,674 $ 396,497
Shares Outstanding, No Par Value ............................... 110,200,000 156,300,000 6,350,000
Net Asset Value, Offering and Redemption price per share ............ $ 29.09 $ 26.58 $ 62.44
Investment Securities at Cost ................................... $ 3,198,017 $ 4,488,602 $ 384,926
Net Assets Consist of:
Paid-In Capital ............................................... $ 3,159,548 $ 4,515,926 $ 383,202
Total Distributable Earnings (Loss) ............................... 46,019 (362,252) 13,295
Net Assets ................................................. $ 3,205,567 $ 4,153,674 $ 396,497

96
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional US
Vector Equity
ETF
Dimensional US
Real Estate ETF
Assets:
Investment Securities at Value (including $ 8,184 and $ 44,440 of securities on loan , respectively ) ............................................................ $ 189,237 $ 1,297,099
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $ 8,461 and
$ 46,371 , respectively ) (Note G) ............................................. 8,461 46,371
Cash .................................................................... 808 1,426
Receivables:
Investment Securities Sold ................................................. — 27
Dividends and Interest ..................................................... 93 326
Prepaid Expenses and Other Assets ........................................... 35 23
Total Assets ......................................................... 198,634 1,345,272
Liabilities:
Payables:
Investment Securities Purchased ............................................ 489 —
Upon Return of Securities Loaned ........................................... 8,461 46,371
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 26 176
Administration and Accounting .............................................. 3 24
Custodian ............................................................... — 2
Trustee ................................................................. 2 6
Total Liabilities ....................................................... 8,981 46,579
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 189,653 $ 1,298,693
Shares Outstanding, No Par Value ............................................. 3,875,000 55,650,000
Net Asset Value, Offering and Redemption price per share .......................... $ 48.94 $ 23.34
Investment Securities at Cost ................................................. $ 194,080 $ 1,226,383
Net Assets Consist of:
Paid-In Capital ............................................................. $ 194,794 $ 1,259,830
Total Distributable Earnings (Loss) ............................................. (5,141) 38,863
Net Assets ............................................................... $ 189,653 $ 1,298,693

97
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US Core
Equity Market
ETF
Dimensional
US Core
Equity 1 ETF
Dimensional
US High
Profitability
ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $—, $— and $—, respectively) ... $ 269 $ 38 $ 287
Dividends (Net of Foreign Taxes Withheld of $23, $6 and $52, respectively) . 43,665 8,217 53,468
Dividend Income from Affiliated Investments .......................... 2,972 452 2,311
Income from Securities Lending, Net ................................ 113 20 65
Total Investment Income ...................................... 47,019 8,727 56,131
Expenses:
Investment Management Fees (Note D) .............................. 4,243 746 6,991
Administration and Accounting ..................................... — 30 142
Custodian ...................................................... — 6 20
Filing Fees ..................................................... — 23 63
Trustees’ Fees & Expenses ....................................... — 2 17
Previously Waived Fees Recovered by Advisor (Note D) ................. — 44 —
Other Expenses ................................................. 6 19 155
Total Expenses .............................................. 4,249 870 7,388
Net Investment Income (Loss) .................................... 42,770 7,857 48,743
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ...................................... (19,322) (20,224) (15,845)
In-Kind Transactions ........................................... 42,392 2,719 78,739
Futures ...................................................... 383 84 (785)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities .......................................... (302,347) (47,192) (312,426)
Net Realized and Unrealized Gain (Loss) .......................... (278,894) (64,613) (250,317)
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ (236,124) $ (56,756) $ (201,574)

98
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US Large Cap
Value ETF
Dimensional
US Small Cap
Value ETF
Dimensional
US Large Cap
Vector ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $—, $— and $—, respectively) ... $ 185 $ 272 $ 11
Dividends (Net of Foreign Taxes Withheld of $2, $48 and $2, respectively) .. 32,448 35,623 3,118
Dividend Income from Affiliated Investments .......................... 869 5,210 67
Income from Securities Lending, Net ................................ 31 145 2
Total Investment Income ...................................... 33,533 41,250 3,198
Expenses:
Investment Management Fees (Note D) .............................. 2,824 5,831 332
Administration and Accounting ..................................... 61 84 15
Custodian ...................................................... 8 17 1
Filing Fees ..................................................... 42 48 8
Trustees’ Fees & Expenses ....................................... 5 9 —
Previously Waived Fees Recovered by Advisor (Note D) ................. — — 16
Other Expenses ................................................. 59 100 11
Total Expenses .............................................. 2,999 6,089 383
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... — — (1)
Net Expenses .................................................. 2,999 6,089 382
Net Investment Income (Loss) .................................... 30,534 35,161 2,816
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ...................................... (29,132) (56,076) (2,302)
In-Kind Transactions ........................................... 92,328 155,927 5,053
Futures ...................................................... 172 (1,630) (33)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities .......................................... (239,195) (671,759) (21,407)
Futures ...................................................... — 856 —
Net Realized and Unrealized Gain (Loss) .......................... (175,827) (572,682) (18,689)
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ (145,293) $ (537,521) $ (15,873)

99
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US Vector
Equity ETF
Dimensional
US Real
Estate ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $— and $—, respectively) .................. $ 7 $ 47
Dividends (Net of Foreign Taxes Withheld of $4 and $—, respectively) ................ 792 24,045
Dividend Income from Affiliated Investments ..................................... 58 1,040
Income from Securities Lending, Net ........................................... 2 40
Total Investment Income ................................................. 859 25,172
Expenses:
Investment Management Fees (Note D) ......................................... 129 1,051
Administration and Accounting ................................................ 9 29
Custodian ................................................................. — 5
Filing Fees ................................................................ 2 9
Trustees’ Fees & Expenses .................................................. 1 3
Deferred Offering Fees ...................................................... 5 —
Previously Waived Fees Recovered by Advisor (Note D) ............................ — 25
Other Expenses ............................................................ 13 51
Total Expenses ......................................................... 159 1,173
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (8) —
Net Expenses ............................................................. 151 1,173
Net Investment Income (Loss) ............................................... 708 23,999
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ................................................. (1,848) (7,257)
In-Kind Transactions ...................................................... 1,317 3,131
Futures ................................................................. 89 (63)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ..................................................... (6,740) (70,541)
Net Realized and Unrealized Gain (Loss) ..................................... (7,182) (74,730)
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ (6,474) $ (50,731)

100
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Core Equity
Market ETF
Dimensional US Core Equity 1
ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 42,770 $ 71,164 $ 7,857 $ 6,601
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (19,322) (33,036) (20,224) (11,416)
In-Kind Transactions ...................... 42,392 11,010 2,719 5,498
Futures ................................. 383 2,347 84 181
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... (302,347) 1,510,319 (47,192) 114,259
Futures ................................. — 64 — —
Change in Net Assets Resulting from
Operations .......................... (236,124) 1,561,868 (56,756) 115,123
Distributions:
Total Distributions .......................... (43,435) (63,580) (7,210) (5,180)
Change in Net Assets Resulting from
Distributions ......................... (43,435) (63,580) (7,210) (5,180)
Capital Share Transactions:
Shares Issued ............................. 1,179,411 1,178,657 642,502 739,562
Cost of Shares Redeemed ................... (95,160) (25,882) (11,211) (22,673)
Change in Net Assets Resulting from Capital
Share Transactions ................... 1,084,251 1,152,775 631,291 716,889
Change in Net Assets ................... 804,692 2,651,063 567,325 826,832
Net Assets:
Beginning of Period ......................... 6,535,258 3,884,195 944,339 117,507
End of Period .............................. $ 7,339,950 $ 6,535,258 $ 1,511,664 $ 944,339
Share Transactions:
Issued ................................... 29,800 33,100 10,225 12,900
Redeemed ................................ (2,500) (700) (200) (400)
Change in Shares ....................... 27,300 32,400 10,025 12,500

101
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US High Profitability
ETF
Dimensional US Large Cap Value
ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 48,743 $ 76,026 $ 30,534 $ 36,706
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (15,845) (71,774) (29,132) (20,959)
In-Kind Transactions ...................... 78,739 336,367 92,328 103,154
Futures ................................. (785) 1,962 172 1,599
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... (312,426) 1,056,198 (239,195) 288,347
Change in Net Assets Resulting from
Operations .......................... (201,574) 1,398,779 (145,293) 408,847
Distributions:
Total Distributions .......................... (39,740) (70,325) (26,875) (32,065)
Change in Net Assets Resulting from
Distributions ......................... (39,740) (70,325) (26,875) (32,065)
Capital Share Transactions:
Shares Issued ............................. 1,146,001 3,356,857 1,071,559 1,633,734
Cost of Shares Redeemed ................... (213,013) (940,269) (314,957) (352,174)
Change in Net Assets Resulting from Capital
Share Transactions ................... 932,988 2,416,588 756,602 1,281,560
Change in Net Assets ................... 691,674 3,745,042 584,434 1,658,342
Net Assets:
Beginning of Period ......................... 6,927,767 3,182,725 2,621,133 962,791
End of Period .............................. $ 7,619,441 $ 6,927,767 $ 3,205,567 $ 2,621,133
Share Transactions:
Issued ................................... 33,600 109,100 35,150 57,350
Redeemed ................................ (6,150) (29,900) (10,500) (12,300)
Change in Shares ....................... 27,450 79,200 24,650 45,050

102
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Small Cap Value
ETF
Dimensional US Large Cap Vector
ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
For the period
November 1,
2023 Ʊ
through
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 35,161 $ 46,216 $ 2,816 $ 2,754
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (56,076) (73,724) (2,302) (1,411)
In-Kind Transactions ...................... 155,927 192,737 5,053 2,271
Futures ................................. (1,630) 1,999 (33) 73
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... (671,759) 434,746 (21,407) 32,618
Futures ................................. 856 — — —
Change in Net Assets Resulting from
Operations .......................... (537,521) 601,974 (15,873) 36,305
Distributions:
Total Distributions .......................... (29,980) (38,725) (2,645) (2,175)
Change in Net Assets Resulting from
Distributions ......................... (29,980) (38,725) (2,645) (2,175)
Capital Share Transactions:
Shares Issued ............................. 1,259,778 1,976,801 129,850 273,892
Cost of Shares Redeemed ................... (399,719) (503,559) (16,450) (6,407)
Change in Net Assets Resulting from Capital
Share Transactions ................... 860,059 1,473,242 113,400 267,485
Change in Net Assets ................... 292,558 2,036,491 94,882 301,615
Net Assets:
Beginning of Period ......................... 3,861,116 1,824,625 301,615 —
End of Period .............................. $ 4,153,674 $ 3,861,116 $ 396,497 $ 301,615
Share Transactions:
Issued ................................... 42,400 68,050 1,950 4,750
Redeemed ................................ (13,200) (17,200) (250) (100)
Change in Shares ....................... 29,200 50,850 1,700 4,650

103
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Vector Equity
ETF Dimensional US Real Estate ETF
Six months
ended
April 30, 2025
For the period
September 10,
2024 Ʊ
through
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 708 $ 67 $ 23,999 $ 29,856
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (1,848) (48) (7,257) (23,823)
In-Kind Transactions ...................... 1,317 221 3,131 7,509
Futures ................................. 89 — (63) 54
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... (6,740) 1,896 (70,541) 250,018
Change in Net Assets Resulting from
Operations .......................... (6,474) 2,136 (50,731) 263,614
Distributions:
Total Distributions .......................... (575) — (19,000) (25,250)
Change in Net Assets Resulting from
Distributions ......................... (575) — (19,000) (25,250)
Capital Share Transactions:
Shares Issued ............................. 135,010 75,906 189,346 331,334
Cost of Shares Redeemed ................... (8,626) (7,724) (15,905) (43,482)
Change in Net Assets Resulting from Capital
Share Transactions ................... 126,384 68,182 173,441 287,852
Change in Net Assets ................... 119,335 70,318 103,710 526,216
Net Assets:
Beginning of Period ......................... 70,318 — 1,194,983 668,767
End of Period .............................. $ 189,653 $ 70,318 $ 1,298,693 $ 1,194,983
Share Transactions:
Issued ................................... 2,700 1,500 8,000 15,050
Redeemed ................................ (175) (150) (700) (2,000)
Change in Shares ....................... 2,525 1,350 7,300 13,050

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
104
See accompanying Notes to Financial Statements.
Dimensional US Core Equity Market ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Period
November 17,
2020 Ʊ
through
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ............. $ 39.38 $ 29.08 $ 27.33 $ 32.08 $ 24.92
Income From Investment Operations (a)
Net Investment Income (Loss) ............... 0.24 0.47 0.44 0.42 0.36
Net Gains (Losses) on Securities (Realized and
Unrealized) ......................... (1.39) 10.25 1.72 (4.78) 7.04
Total from Investment Operations ........ (1.15) 10.72 2.16 (4.36) 7.40
Less Distributions:
Net Investment Income .................... (0.25) (0.42) (0.41) (0.39) (0.24)
Total Distributions .................... (0.25) (0.42) (0.41) (0.39) (0.24)
Net Asset Value, End of Period .................. $ 37.98 $ 39.38 $ 29.08 $ 27.33 $ 32.08
Total Return at NAV (b) (c) ...................... (2.97)% 37.00% 7.93% (13.67)% 29.81%
Total Return at Market (c) (d) .................... (3.05)% 36.97% 7.87% (13.65)% 29.88%
Net Assets, End of Year (thousands) .............. $ 7,339,950 $ 6,535,258 $ 3,884,195 $ 2,582,901 $ 1,328,340
Ratio of Expenses to Average Net Assets (e) ........ 0.12% 0.12% 0.12% 0.12% 0.12%
Ratio of Expenses to Average Net Assets (Excluding
Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees
Paid Indirectly) (e) ........................ 0.12% 0.12% 0.12% 0.12% 0.12%
Ratio of Net Investment Income to Average Net Assets
(e) .................................... 1.21% 1.31% 1.50% 1.46% 1.27%
Portfolio Turnover Rate (c) (f) .................... 2% 4% 7% 6% 3%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
105
See accompanying Notes to Financial Statements.
Dimensional US Core Equity 1 ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Period
September 12,
2023 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ........................................ $ 62.85 $ 46.54 $ 49.84
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................... 0.40 0.75 0.07
Net Gains (Losses) on Securities (Realized and Unrealized) ................... (2.52) 16.16 (3.37)
Total from Investment Operations ................................... (2.12) 16.91 (3.30)
Less Distributions:
Net Investment Income ............................................... (0.38) (0.60) —
Total Distributions ............................................... (0.38) (0.60) —
Net Asset Value, End of Period ............................................. $ 60.35 $ 62.85 $ 46.54
Total Return at NAV (b) (c) ................................................. (3.42)% 36.47% (6.64)%
Total Return at Market (c) (d) ............................................... (3.57)% 36.47% (6.59)%
Net Assets, End of Year (thousands) ......................................... $ 1,511,664 $ 944,339 $ 117,507
Ratio of Expenses to Average Net Assets (e) ................................... 0.14% 0.14% 0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) ..... 0.14% 0.17% 0.50%
Ratio of Net Investment Income to Average Net Assets (e) ........................ 1.26% 1.27% 1.08%
Portfolio Turnover Rate (c) (f) ............................................... 4% 9% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
106
See accompanying Notes to Financial Statements.
Dimensional US High Profitability ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
February 23,
2022 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 33.69 $ 25.17 $ 23.57 $ 24.54
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.22 0.45 0.46 0.29
Net Gains (Losses) on Securities (Realized and Unrealized) ..... (1.04) 8.49 1.55 (1.11)
Total from Investment Operations ..................... (0.82) 8.94 2.01 (0.82)
Less Distributions:
Net Investment Income ................................. (0.18) (0.42) (0.41) (0.15)
Total Distributions ................................. (0.18) (0.42) (0.41) (0.15)
Net Asset Value, End of Period ............................... $ 32.69 $ 33.69 $ 25.17 $ 23.57
Total Return at NAV (b) (c) ................................... (2.45)% 35.66% 8.53% (3.31)%
Total Return at Market (c) (d) ................................. (2.42)% 35.53% 8.56% (3.30)%
Net Assets, End of Year (thousands) ........................... $ 7,619,441 $ 6,927,767 $ 3,182,725 $ 1,084,080
Ratio of Expenses to Average Net Assets (e) ..................... 0.20% 0.21% 0.22% 0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.20% 0.21% 0.22% 0.21%
Ratio of Net Investment Income to Average Net Assets (e) .......... 1.32% 1.43% 1.78% 1.81%
Portfolio Turnover Rate (c) (f) ................................. 1% 6% 4% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
107
See accompanying Notes to Financial Statements.
Dimensional US Large Cap Value ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Period
December 6,
2022 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ........................................ $ 30.64 $ 23.77 $ 24.70
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................... 0.31 0.58 0.47
Net Gains (Losses) on Securities (Realized and Unrealized) ................... (1.59) 6.80 (1.07)
Total from Investment Operations ................................... (1.28) 7.38 (0.60)
Less Distributions:
Net Investment Income ............................................... (0.27) (0.51) (0.33)
Total Distributions ............................................... (0.27) (0.51) (0.33)
Net Asset Value, End of Period ............................................. $ 29.09 $ 30.64 $ 23.77
Total Return at NAV (b) (c) ................................................. (4.21)% 31.21% (2.45)%
Total Return at Market (c) (d) ............................................... (4.30)% 31.14% (2.33)%
Net Assets, End of Year (thousands) ......................................... $ 3,205,567 $ 2,621,133 $ 962,791
Ratio of Expenses to Average Net Assets (e) ................................... 0.20% 0.22% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) ..... 0.20% 0.22% 0.24%
Ratio of Net Investment Income to Average Net Assets (e) ........................ 2.06% 2.00% 2.08%
Portfolio Turnover Rate (c) (f) ............................................... 2% 3% 5%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
108
See accompanying Notes to Financial Statements.
Dimensional US Small Cap Value ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
February 23,
2022 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 30.38 $ 23.93 $ 25.01 $ 24.66
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.25 0.46 0.41 0.24
Net Gains (Losses) on Securities (Realized and Unrealized) ..... (3.83) 6.37 (1.13) 0.23
Total from Investment Operations ..................... (3.58) 6.83 (0.72) 0.47
Less Distributions:
Net Investment Income ................................. (0.22) (0.38) (0.36) (0.12)
Total Distributions ................................. (0.22) (0.38) (0.36) (0.12)
Net Asset Value, End of Period ............................... $ 26.58 $ 30.38 $ 23.93 $ 25.01
Total Return at NAV (b) (c) ................................... (11.90)% 28.63% (2.91)% 1.92%
Total Return at Market (c) (d) ................................. (11.98)% 28.57% (3.03)% 2.09%
Net Assets, End of Year (thousands) ........................... $ 4,153,674 $ 3,861,116 $ 1,824,625 $ 690,252
Ratio of Expenses to Average Net Assets (e) ..................... 0.29% 0.30% 0.31% 0.31%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.29% 0.30% 0.31% 0.31%
Ratio of Net Investment Income to Average Net Assets (e) .......... 1.69% 1.57% 1.61% 1.44%
Portfolio Turnover Rate (c) (f) ................................. 5% 8% 11% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
109
See accompanying Notes to Financial Statements.
Dimensional US Large Cap
Vector ETF
Six months
ended
April 30, 2025
Period
November 1,
2023 Ʊ
through
October 31, 2024
(Unaudited)
Net Asset Value, Beginning of Period ..................................................... $ 64.86 $ 50.38
Income From Investment Operations (a)
Net Investment Income (Loss) ....................................................... 0.50 0.93
Net Gains (Losses) on Securities (Realized and Unrealized) ................................ (2.45) 14.25
Total from Investment Operations ................................................ (1.95) 15.18
Less Distributions:
Net Investment Income ............................................................ (0.47) (0.70)
Total Distributions ............................................................ (0.47) (0.70)
Net Asset Value, End of Period .......................................................... $ 62.44 $ 64.86
Total Return at NAV (b) (c) .............................................................. (3.06)% 30.22%
Total Return at Market (c) (d) ............................................................ (3.07)% 30.26%
Net Assets, End of Year (thousands) ...................................................... $ 396,497 $ 301,615
Ratio of Expenses to Average Net Assets (e) ................................................ 0.21% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .......................... 0.21% 0.25%
Ratio of Net Investment Income to Average Net Assets (e) ..................................... 1.52% 1.52%
Portfolio Turnover Rate (c) (f) ............................................................ 2% 6%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
110
See accompanying Notes to Financial Statements.
Dimensional US Vector Equity
ETF
Six months
ended
April 30, 2025
Period
September 10,
2024 Ʊ
through
October 31, 2024
(Unaudited)
Net Asset Value, Beginning of Period ..................................................... $ 52.09 $ 49.85
Income From Investment Operations (a)
Net Investment Income (Loss) ....................................................... 0.32 0.05
Net Gains (Losses) on Securities (Realized and Unrealized) ................................ (3.17) 2.19
Total from Investment Operations ................................................ (2.85) 2.24
Less Distributions:
Net Investment Income ............................................................ (0.30) —
Total Distributions ............................................................ (0.30) —
Net Asset Value, End of Period .......................................................... $ 48.94 $ 52.09
Total Return at NAV (b) (c) .............................................................. (5.50)% 4.50%
Total Return at Market (c) (d) ............................................................ (5.50)% 4.67%
Net Assets, End of Year (thousands) ...................................................... $ 189,653 $ 70,318
Ratio of Expenses to Average Net Assets (e) ................................................ 0.27% 0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .......................... 0.28% 0.35%
Ratio of Net Investment Income to Average Net Assets (e) ..................................... 1.25% 0.71%
Portfolio Turnover Rate (c) (f) ............................................................ 4% 1%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
111
See accompanying Notes to Financial Statements.
Dimensional US Real Estate ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
February 23,
2022 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 24.72 $ 18.95 $ 21.21 $ 24.65
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.46 0.69 0.69 0.40
Net Gains (Losses) on Securities (Realized and Unrealized) ..... (1.47) 5.68 (2.30) (3.72)
Total from Investment Operations ..................... (1.01) 6.37 (1.61) (3.32)
Less Distributions:
Net Investment Income ................................. (0.37) (0.60) (0.65) (0.12)
Total Distributions ................................. (0.37) (0.60) (0.65) (0.12)
Net Asset Value, End of Period ............................... $ 23.34 $ 24.72 $ 18.95 $ 21.21
Total Return at NAV (b) (c) ................................... (4.10)% 33.87% (7.84)% (13.52)%
Total Return at Market (c) (d) ................................. (4.31)% 33.84% (7.78)% (13.50)%
Net Assets, End of Year (thousands) ........................... $ 1,298,693 $ 1,194,983 $ 668,767 $ 297,950
Ratio of Expenses to Average Net Assets (e) ..................... 0.19% 0.19% 0.19% 0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.19% 0.20% 0.20% 0.21%
Ratio of Net Investment Income to Average Net Assets (e) .......... 3.88% 3.04% 3.24% 3.84%
Portfolio Turnover Rate (c) (f) ................................. 4% 9% 5% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year.
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e) Annualized for periods less than one year.
(f) Excludes impact of in-kind transactions

DIMENSIONAL ETF TRUST
Notes to Financial Statements
(Unaudited)
112
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of April 30, 2025, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’
distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fund Short Name
Dimensional US Core Equity Market ETF US Core Equity ETF
Dimensional US Core Equity 1 ETF US Core Equity 1 ETF
Dimensional US High Profitability ETF US High Profitability ETF
Dimensional US Large Cap Value ETF US Large Cap Value ETF
Dimensional US Small Cap Value ETF US Small Cap Value ETF
Dimensional US Large Cap Vector ETF US Large Cap Vector ETF
Dimensional US Vector Equity ETF US Vector Equity ETF
Dimensional US Real Estate ETF US Real Estate ETF

113
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities (including exchange-traded Underlying Funds and over-the-counter securities) traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange.
Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA
Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
Derivative Instruments: Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before

114
the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Funds estimate the character of received distributions that may be considered return of capital distributions. Upon notification from issuers, a portion of the dividend income received from real estate investment trusts may be redesignated as a reduction of cost of the related investment and/or realized gain.
3.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
4.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
5.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account

115
shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
6.
Other
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
C. Derivative Instruments
All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures) and exposure to loss in excess of the amounts reflected on the Statements of
Assets and Liabilities as “Futures Margin Variation”. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amounts in thousands):
* Average Notional Value of futures contracts.
Futures *
US Core Equity ETF ...................................................................................................................... $1,956
US Small Cap Value ETF .............................................................................................................. 5,268
US Real Estate ETF ...................................................................................................................... 188

116
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2025 (amounts in thousands):
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of
Assets and Liabilities.
(1) Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2025 (amounts in thousands):
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
Asset
Unrealized
Appreciation  on
Futures *(1)
Equity Risk Exposure: 855,993.060000
US Small Cap Value ETF ....................................................... $ 856
Realized Gain
(Loss) from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Futures (1) Futures (2)
Equity Risk Exposure: (1,783,108.640000) 855,993.060000
US Core Equity ETF ......................................... $383 $–
US Core Equity 1 ETF ........................................ 84 –
US High Profitability ETF ..................................... (785) –
US Large Cap Value ETF ..................................... 172 –
US Small Cap Value ETF ..................................... (1,630) 856
US Large Cap Vector ETF .................................... (33) –
US Vector Equity ETF ........................................ 89 –
US Real Estate ETF ......................................... (63) –

117
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds.
For the six months ended April 30, 2025, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
* Effective as of February 28, 2025, the investment management fee payable by the US Large Cap Vector ETF was reduced from 0.19% to 0.16%.
** Effective as of February 28, 2025, the investment management fee payable by the US Vector Equity ETF was reduced from 0.25% to 0.20%.
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor
has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the following Funds. For each Fund, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the
ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense Limitation Amount”).The Fee Waiver Agreement will remain in effect through February 28,
2026, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the six months ended April 30, 2025, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below.
At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense
Limitation Amount in place for the Fund. The waived fees/assumed expenses during the six months ended April
30, 2025, recovered previously waived fees/assumed expenses during the six months ended April 30, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Management
Fee
US Core Equity ETF ........................................................................................... 0.12%
US Core Equity 1 ETF ........................................................................................ 0.12%
US High Profitability ETF ..................................................................................... 0.19%
US Large Cap Value ETF ..................................................................................... 0.19%
US Small Cap Value ETF ..................................................................................... 0.28%
US Large Cap Vector ETF * ................................................................................... 0.18%
US Vector Equity ETF ** ....................................................................................... 0.23%
US Real Estate ETF ........................................................................................... 0.17%

118
* The expense limitation amount was reduced from 0.22% to 0.19% effective February 28, 2025.
** The expense limitation amount was reduced from 0.28% to 0.25% effective February 28, 2025.
US Core Equity ETF (a “Unitary Fee Fund”) pays the Advisor a unitary management fee for managing the Fund’s assets. Pursuant to the investment management agreement with the Trust, on behalf of the Unitary Fee Fund, the
Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses
(including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v)
interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges);
(vi) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the
Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the
Independent Trustees; (ix) Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-routine or extraordinary expenses.
For the Unitary Fee Fund, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to
0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets.
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
Expense
Limitation
Amount
Waived Fees/
Assumed Expenses
Recovery of Previously
Waived Fees/Assumed
Expenses
US Core Equity 1 ETF ............................. 0.14% $— $44
US High Profitability ETF ......................... 0.22% — —
US Large Cap Value ETF ........................ 0.22% — —
US Small Cap Value ETF ........................ 0.31% — —
US Large Cap Vector ETF * ..................... 0.19% 1 16
US Vector Equity ETF ** ........................... 0.25% 8 —
US Real Estate ETF ................................ 0.19% — 25
Previously Waived Fees/Assumed Expenses Subject to Future
Recovery
Expiring
10/31/2025 10/31/2026 10/31/2027 04/30/2028 Total
US Core Equity 1 ETF .............. $— $ — $ 118 $ — $ 118
US Large Cap Vector ETF ........ — — 31 1 32
US Vector Equity ET F .............. — — 7 8 15
US Real Estate ETF ................. — 65 58 — 123

119
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Fund) receive no compensation from the Trust. For the six months ended April 30, 2025, the total related amount paid by the Trust to the CCO was $53 (in thousands). The total related amounts paid by each of the Funds are included in “Other
Expenses” on the Statements of Operations.
E. Deferred Compensation
As of April 30, 2025, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows (amounts in thousands):
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/
tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
Total
US Core Equity 1 ETF ................................................................................................. $ 1
US High Profitability ETF .............................................................................................. 12
US Large Cap Value ETF .............................................................................................. 4
US Small Cap Value ETF .............................................................................................. 7
US Large Cap Vector ETF ............................................................................................. 1
US Vector Equity ETF .................................................................................................. –
US Real Estate ETF .................................................................................................... 2

120
The tax character of dividends and distributions declared and paid during the periods ended October 31,
2023 and October 31, 2024, were as follows (amounts in thousands):
US Core Equity 1 ETF and US Large Cap Vector ETF commenced operations on September 12, 2023 and
November 1, 2023, respectively, and did not pay any distributions for the periods ended October 31, 2023.
US Vector Equity ETF commenced operations on September 10, 2024 and did not pay any distributions for the period ended October 31, 2024.
As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Core Equity ETF
2023 .................................................. $ 46,897 $ – $ 46,897
2024 .................................................. 63,580 – 63,580
US Core Equity 1 ETF
2024 .................................................. 5,180 – 5,180
US High Profitability ETF
2023 .................................................. 35,685 – 35,685
2024 .................................................. 70,325 – 70,325
US Large Cap Value ETF
2023 .................................................. 8,365 – 8,365
2024 .................................................. 32,065 – 32,065
US Small Cap Value ETF
2023 .................................................. 19,562 – 19,562
2024 .................................................. 38,725 – 38,725
US Large Cap Vector ETF
2024 .................................................. 2,175 – 2,175
US Real Estate ETF
2023 .................................................. 17,888 – 17,888
2024 .................................................. 25,250 – 25,250
Net
Investment
Income and
Short-Term
Capital
Gains
Long-Term
Capital
Gains Total
US Core Equity ETF ........................................... $ 322 $ — $ 322
US Core Equity 1 ETF .......................................... 150 — 150
US High Profitability ETF ....................................... 7,603 — 7,603
US Large Cap Value ETF ....................................... 3,671 — 3,671
US Small Cap Value ETF ....................................... 4,619 — 4,619
US Large Cap Vector ETF ......................................  51  —  51
US Vector Equity ETF .......................................... 7 — 7
US Real Estate ETF ........................................... 582 — 582

121
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
(1)The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2024, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the period ended October 31, 2024, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, and net mark-to-market gains (losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Core Equity ETF .............. $ 10,335 $ — $ (232,987) $ 1,662,956 $ 1,440,304
US Core Equity 1 ETF ............. 1,37 6 — (11,391) 111,274 101,259
US High Profitability ETF .......... 2,847 — (105,400) 1,108,765 1,006,212
US Large Cap Value ETF .......... 2,745 — (26,958) 242,400 218,187
US Small Cap Value ETF .......... 2,84 4 — (112,792) 315,199 205,251
US Large Cap Vector ETF ......... 533 — (1,332) 32,612 31,813
US Vector Equity ETF ............. 60 — (48) 1,896 1,908
US Real Estate ETF .............. 7,570 — (38,061) 139,084 108,593
Total
US Core Equity ETF ................................................................ $ 232,987
US Core Equity 1 ETF ............................................................... 11,391
US High Profitability ETF ............................................................ 105,400
US Large Cap Value ETF ............................................................ 26,958
US Small Cap Value ETF ............................................................ 112,792
US Large Cap Vector ETF ...........................................................  1,332
US Vector Equity ETF ............................................................... 48
US Real Estate ETF ................................................................ 38, 06 1
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Core Equity ETF ................... $ 6,182 , 085 $ 1,627,945 $ (26 7,336 ) $ 1,360 , 609
US Core Equity 1 ETF .................. 1,478, 859 115,669 (51,5 87 ) 64, 082
US High Profitability ETF ............... 6,953,2 5 2 1,092,295 (295, 957 ) 796,3 38
US Large Cap Value ETF ............... 3,268, 834 221,812 (218,6 06 ) 3, 206
US Small Cap Value ETF ............... 4,774 , 019 286,534 (643,094) (356,560)
US Large Cap Vector ETF .............. 389,40 9 30,775 (19,570) 11, 205
US Vector Equity ETF .................. 202,54 2 5,766 (10,609) (4,843)
US Real Estate ETF ................... 1,274 , 928 112,456 (4 3,914 ) 68 , 542

122
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
G. Securities Lending
As of April 30, 2025, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the six months ended April 30, 2025, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.

123
For the six months ended April 30, 2025, cross trades by the Funds under Rule 17a-7 were as follows (amounts
in thousands):
For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
Purchases Sales
Realized
Gain (Loss)
US Core Equity ETF $ 16,057 $ 32,962 $ (4,966)
US Core Equity 1 ETF 8,474 8,714 (4,075)
US High Profitability ETF 21,173 10,310 (3,152)
US Large Cap Value ETF 49,163 10,113 (3,850)
US Small Cap Value ETF 50,600 32,049 (12,412)
US Large Cap Vector ETF 5,973 1,986 (596)
US Real Estate ETF 524 1,096 (191)
Balance at
October 31,
2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30,
2025
Shares as of
April 30, 2025
Dividend
Income
Capital Gains
Distributions
US Core Equity ETF
The DFA Short Term
Investment Fund $108,635
$
367,772 $259,202 $— $— $217,205 18,781 $2,972 $—
Total $108,635
$
367,772 $259,202 $— $— $217,205 $2,972 $—
US Core Equity 1 ETF
The DFA Short Term
Investment Fund $14,778 $56,857 $37,956 $— $— $33,679 2,912 $452 $—
Total $14,778 $56,857 $37,956 $— $— $33,679 $452 $—
US High Profitability ETF
The DFA Short Term
Investment Fund $41,617
$
605,398 $508,949 $— $— $138,066 11,938 $2,311 $—
Total $41,617
$
605,398 $508,949 $— $— $138,066 $2,311 $—
US Large Cap Value ETF
The DFA Short Term
Investment Fund $3,633 $263,678 $196,417 $— $— $70,894 6,130 $869 $—
Total $3,633 $263,678 $196,417 $— $— $70,894 $869 $—
US Small Cap Value ETF
The DFA Short Term
Investment Fund $221,670
$
648,722 $585,108 $— $— $285,284 24,668 $5,210 $—
Total $221,670
$
648,722 $585,108 $— $— $285,284 $5,210 $—
US Large Cap Vector
ETF
The DFA Short Term
Investment Fund $ 296 $28,657 $24,477 $— $— $4,476 387 $67 $—
Total $ 296 $28,657 $24,477 $— $— $4,476 $67 $—
US Vector Equity ETF
The DFA Short Term
Investment Fund $ 2,188 $15,638 $9,365 $— $— $8,461 732 $58 $—
Total $ 2,188 $15,638 $9,365 $— $— $8,461 $58 $—

124
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended April 30, 2025 were as follows (amounts in thousands):
In-kind transactions for the six months ended April 30, 2025 were as follows (amounts in thousands):
There were no purchases or sales of U.S. government securities during the six months ended April 30, 2025.
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
Balance at
October 31,
2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30,
2025
Shares as of
April 30, 2025
Dividend
Income
Capital Gains
Distributions
US Real Estate ETF
The DFA Short Term
Investment Fund $37,404 $184,604 $175,637 $— $— $46,371 4,010 $1,040 $—
Total $37,404 $184,604 $175,637 $— $— $46,371 $1,040 $—
Purchases Sales
US Core Equity ETF ...................................................... $ 191,155 $ 176,887
US Core Equity 1 ETF ..................................................... 53,520 47,259
US High Profitability ETF .................................................. 255,364 53,138
US Large Cap Value ETF .................................................. 319,709 74,046
US Small Cap Value ETF .................................................. 547,375 167,256
US Large Cap Vector ETF ................................................. 16,491 6,591
US Vector Equity ETF ..................................................... 12,148 4,403
US Real Estate ETF ...................................................... 54,110 48,059
Purchases Sales
US Core Equity ETF ...................................................... $ 1,159,888 $ 94,612
US Core Equity 1 ETF ..................................................... 635,745 11,222
US High Profitability ETF .................................................. 951,888 211,140
US Large Cap Value ETF .................................................. 828,261 314,686
US Small Cap Value ETF .................................................. 891,894 398,103
US Large Cap Vector ETF ................................................. 119,863 16,122
US Vector Equity ETF ..................................................... 127,101 8,491
US Real Estate ETF ...................................................... 188,053 15,755

125
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF
Capital Activity” on the Statements of Assets and Liabilities.
K. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through
December 26, 2024. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the six months ended April 30, 2025, borrowings by the following Fund under the line of credit were as follows (amounts in thousands, except percentages and days):
* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025, that the Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the six months ended April 30, 2025.
L. Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding*
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Year
Outstanding
Borrowings
as of
04/30/2025
US Large Cap Value ETF ... 5.08% $2,092 5 $1 $2,506 $—

126
in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Funds’ CODM. Each
Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole.
Each Fund’s long-term strategic asset allocation is executed by its portfolio management team and guided by each
Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus.
The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s
Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. New Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –
Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December
15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU
2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
O. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

128
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

129
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

130
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

131
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Board of Trustees of Dimensional
ETF Trust (the “Board”) considered the continuation of the investment management agreements (the “Management
Agreements”) for each Portfolio (collectively, the “Funds”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on November 1, 2024, the
Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial
Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent
Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge
Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each
Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund;
(iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance.
The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the
Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the
Broadridge Reports. The Board also considered the change in management fee and fee waiver arrangements for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis

132
provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the
Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043025-016SD

DIMENSIONAL ETF TRUST
Semi-Annual Financial Statements & Other Information
Period Ended: April 30, 2025 (Unaudited)
Dimensional International Core Equity Market ETF
Dimensional International Core Equity 2 ETF
Dimensional International Small Cap Value ETF
Dimensional International Small Cap ETF
Dimensional International High Profitability ETF
Dimensional International Vector Equity ETF
Dimensional Emerging Core Equity Market ETF
Dimensional Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF
Dimensional Emerging Markets ex China Core Equity ETF
Dimensional World Equity ETF
Dimensional Global Real Estate ETF

*Blank Page*

DIMENSIONAL ETF TRUST
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 509
Item 9 - Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 510
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 512
Item 11 - Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . . 514
i

DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
ADR American Depositary Receipt
GDR Global Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Investment Footnotes
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of April 30, 2025
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year.
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE
Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)
Annualized for periods less than one year.
(f)
Excludes impact of in-kind transactions
(g) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(h) Represents the combined ratios for the respective Fund and its respective pro-rata share of its Underlying Funds.
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission

Dimensional International Core Equity Market ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (97.4%)
AUSTRALIA — (6.1%)
#*29Metals, Ltd. 247,492 $ 19,003
Accent Group, Ltd. 336,507 399,407
*Adairs, Ltd., Class B 116,744 176,288
AGL Energy, Ltd. 272,209 1,851,454
*Alkane Resources, Ltd. 104,321 53,733
*Alliance Aviation Services,
Ltd., Registered 368 648
*ALS, Ltd., Registered 191,175 2,102,733
Amotiv, Ltd. 76,304 378,866
AMP, Ltd. 1,337,099 1,107,925
*Amplitude Energy, Ltd. 1,192,489 141,157
#Ampol, Ltd. 145,242 2,202,509
Ansell, Ltd. 83,494 1,618,732
*Antipa Minerals, Ltd. 73,112 25,028
*ANZ Group Holdings, Ltd. 1,050,188 20,064,761
*APA Group 586,230 3,083,309
#*Appen, Ltd. 148,378 75,952
#*Arafura Rare Earths, Ltd. 331,590 43,494
*ARB Corp., Ltd. 33,762 680,481
Aristocrat Leisure, Ltd. 233,817 9,999,762
ARN Media, Ltd. 956 343
ASX, Ltd. 81,240 3,676,637
Atlas Arteria, Ltd., Class B 622,982 2,060,835
AUB Group, Ltd. 51,441 1,050,300
*Audinate Group, Ltd. 14,497 56,954
*Aurelia Metals, Ltd. 11,889 2,244
Aurizon Holdings, Ltd. 1,172,782 2,296,232
Aussie Broadband, Ltd. 94,423 247,707
*Austal, Ltd. 217,068 737,509
*Austin Engineering, Ltd. 401 112
#*Australian Agricultural Co.,
Ltd. 10,802 9,884
#Australian Clinical Labs, Ltd. 133,066 265,643
Australian Ethical Investment,
Ltd. 6,480 21,560
#*Australian Strategic
Materials, Ltd. 3,388 1,377
*AVJennings, Ltd. 108 45
*Baby Bunting Group, Ltd. 14,420 14,440
Bank of Queensland, Ltd. 356,970 1,703,914
Bapcor, Ltd. 179,486 584,555
#Beach Energy, Ltd. 1,101,127 827,851
*Beacon Lighting Group, Ltd. 77 163
*Bega Cheese, Ltd., Class B 182,934 661,333
*Bellevue Gold, Ltd. 757,374 440,990
Bendigo & Adelaide Bank, Ltd. 308,644 2,205,912
BHP Group, Ltd. 993,165 24,268,795
#BHP Group, Ltd. 639,151 15,144,909
#BHP Group, Ltd., Sponsored
ADR 402,711 19,148,908
*Black Cat Syndicate, Ltd. 26,719 16,925
BlueScope Steel, Ltd. 243,028 3,711,811
Brambles, Ltd. 698,939 9,176,853
Bravura Solutions, Ltd. 147,127 206,164
Shares Value†
AUSTRALIA — (Continued)
#Breville Group, Ltd. 45,136 $ 824,241
#Brickworks, Ltd. 44,261 714,239
Capral, Ltd. 12 78
*Capricorn Metals, Ltd. 197,680 1,169,989
*CAR Group, Ltd. 159,199 3,393,064
*Catalyst Metals, Ltd. 5,740 20,824
#*Cettire, Ltd. 105,190 30,288
#*Chalice Mining, Ltd. 156,930 110,453
*Challenger, Ltd. 283,722 1,287,112
Champion Iron, Ltd. 172,559 504,581
#*Chrysos Corp., Ltd. 22,118 54,486
*Cleanaway Waste
Management, Ltd. 1,219,625 2,028,976
#*ClearView Wealth, Ltd. 180 54
#Clinuvel Pharmaceuticals,
Ltd. 15,743 114,431
*Coast Entertainment
Holdings, Ltd. 420 109
#Cochlear, Ltd. 26,820 4,712,167
Codan, Ltd. 44,830 451,779
*Coles Group, Ltd. 642,028 8,717,190
*Collins Foods, Ltd., Class B 82,070 432,702
Commonwealth Bank of
Australia 512,577 54,640,071
Computershare, Ltd. 255,040 6,644,973
ΩCoronado Global Resources,
Inc. 101,416 12,654
#Corporate Travel
Management, Ltd. 52,559 429,453
CSL, Ltd. 153,068 24,595,754
#Dalrymple Bay Infrastructure,
Ltd. 91,436 240,456
Data#3, Ltd. 83,600 389,417
#*Develop Global, Ltd. 13,454 27,892
*Dicker Data, Ltd. 37,530 202,194
Domain Holdings Australia,
Ltd. 108,916 298,969
#*Domino's Pizza Enterprises,
Ltd., Class B 18,558 299,589
Downer EDI, Ltd. 361,643 1,321,275
*Dyno Nobel, Ltd. 1,046,812 1,520,448
#Eagers Automotive, Ltd. 76,380 902,170
*Elders, Ltd. 106,944 433,149
*Emeco Holdings, Ltd. 8,440 4,104
*Emerald Resources NL 241,646 620,013
#*EML Payments, Ltd.,
Registered 156,306 97,512
#Endeavour Group, Ltd. 966,978 2,468,690
Enero Group, Ltd. 40 18
*Environmental Group, Ltd.
(The) 34,630 5,207
#EQT Holdings, Ltd. 3,836 79,451
#Euroz Hartleys Group, Ltd. 11,403 6,238
Evolution Mining, Ltd. 993,481 4,977,353
EVT, Ltd. 54,064 488,796

Dimensional International Core Equity Market ETF
continued
Shares Value†
AUSTRALIA — (Continued)
*Experience Co., Ltd. 228 $ 14
Fiducian Group, Ltd. 12 75
#Finbar Group, Ltd. 100 49
*FleetPartners Group, Ltd. 159,171 285,167
Fleetwood, Ltd. 20,424 37,898
Flight Centre Travel Group,
Ltd. 105,718 863,808
Fortescue, Ltd. 691,953 7,168,043
G8 Education, Ltd. 384,086 308,425
*Genesis Minerals, Ltd. 406,223 1,003,296
*Gold Road Resources, Ltd. 758,415 1,470,370
GR Engineering Services, Ltd. 9,382 16,929
GrainCorp, Ltd., Class A 183,195 779,493
Grange Resources, Ltd. 309,286 39,579
#GWA Group, Ltd., Class B 8,260 12,579
*Hansen Technologies, Ltd. 117,111 405,389
Harvey Norman Holdings, Ltd. 303,963 1,017,184
*Healius, Ltd. 394,801 367,552
Helia Group, Ltd. 344,256 1,066,115
#Helloworld Travel, Ltd.,
Registered 40 36
HUB24, Ltd., Registered 34,830 1,612,387
#IDP Education, Ltd. 84,184 477,244
IGO, Ltd. 110,157 276,296
*Iluka Resources, Ltd. 194,993 517,779
Imdex, Ltd. 304,529 576,763
#*Immutep, Ltd. 528,974 91,385
#*Imugene, Ltd. 509,486 7,824
Infomedia, Ltd. 10,563 8,381
Inghams Group, Ltd. 881,365 1,934,314
*Insignia Financial, Ltd. 264,849 642,266
Insurance Australia Group, Ltd. 1,413,379 7,424,700
Integral Diagnostics, Ltd. 120,426 186,472
*IPH, Ltd. 149,485 437,110
IRESS, Ltd. 102,155 519,642
IVE Group, Ltd. 9,314 15,733
*James Hardie Industries PLC 181,801 4,304,028
JB Hi-Fi, Ltd. 61,079 4,048,432
Johns Lyng Group, Ltd. 100,134 142,237
*Judo Capital Holdings, Ltd.,
Registered 347,333 395,588
Jumbo Interactive, Ltd.,
Registered 9,757 63,554
Jupiter Mines, Ltd. 510,819 49,027
#Karoon Energy, Ltd. 337,544 311,007
*Kelsian Group, Ltd. 78,160 135,529
*Kogan.com, Ltd. 45,869 132,365
*Lendlease Corp., Ltd. 340,242 1,149,474
#Lifestyle Communities, Ltd. 47,383 217,076
Lottery Corp., Ltd. (The) 1,017,524 3,398,539
#Lovisa Holdings, Ltd. 33,598 535,936
#*Lynas Rare Earths, Ltd. 449,762 2,469,148
#Maas Group Holdings, Ltd. 43,584 110,154
Macmahon Holdings, Ltd. 148,821 25,710
Macquarie Group, Ltd. 108,393 13,416,744
#*Macquarie Technology
Group, Ltd. 2,305 87,385
Mader Group, Ltd. 12,516 50,933
Magellan Financial Group, Ltd. 134,817 661,633
Shares Value†
AUSTRALIA — (Continued)
*Mayne Pharma Group, Ltd. 31,601 $ 142,145
McMillan Shakespeare, Ltd. 32,738 320,495
Medibank Pvt., Ltd., Class B 1,211,183 3,603,627
*Megaport, Ltd. 56,747 414,654
#*Mesoblast, Ltd., Registered 399,292 458,598
*Metals X, Ltd. 346,780 125,366
*Metcash, Ltd. 593,382 1,222,552
#*Mineral Resources, Ltd. 74,467 981,064
*Monadelphous Group, Ltd. 62,973 650,332
Monash IVF Group, Ltd. 142,870 76,789
*Mount Gibson Iron, Ltd. 71,587 14,200
Myer Holdings, Ltd. 638,166 293,997
*MyState, Ltd. 67,414 168,226
*Nanosonics, Ltd. 43,152 132,532
National Australia Bank, Ltd. 1,140,310 26,361,374
Netwealth Group, Ltd. 57,608 1,032,828
*Neuren Pharmaceuticals, Ltd. 21,222 158,330
New Hope Corp., Ltd., Class B 336,286 789,682
#*NEXTDC, Ltd. 296,719 2,245,987
*nib holdings, Ltd., Class B 256,264 1,121,556
#Nick Scali, Ltd. 44,425 505,970
Nickel Industries, Ltd. 884,174 319,642
Nine Entertainment Co.
Holdings, Ltd. 776,003 710,030
*Northern Star Resources, Ltd. 628,695 7,715,530
NRW Holdings, Ltd. 287,252 498,092
*Nufarm, Ltd. 164,673 405,658
*Nuix, Ltd. 91,461 142,206
Objective Corp., Ltd. 4,295 43,009
*OFX Group, Ltd. 107,289 77,573
OM Holdings, Ltd. 260 54
*Omni Bridgeway, Ltd. 74,878 69,949
oOh!media, Ltd. 300,908 295,542
*Ora Banda Mining, Ltd. 36,921 23,506
*Orica, Ltd. 362,792 3,769,822
Origin Energy, Ltd., Class B 764,445 5,204,332
Orora, Ltd. 709,791 822,027
*Pantoro Gold Ltd 26,174 48,902
Peet, Ltd. 280 254
Perenti, Ltd. 533,855 466,265
*Perpetual, Ltd. 51,394 544,565
Perseus Mining, Ltd. 954,584 2,046,144
*PEXA Group, Ltd. 64,760 500,140
#*Pilbara Minerals, Ltd. 1,094,905 1,054,363
*Pinnacle Investment
Management Group, Ltd. 31,353 362,706
#Platinum Asset Management,
Ltd., Class B 229,392 83,662
*<PPK Mining Equipment
Group 8 –
Premier Investments, Ltd. 45,152 603,521
Pro Medicus, Ltd. 25,241 3,705,067
#Propel Funeral Partners, Ltd. 24,565 81,419
#PWR Holdings, Ltd. 41,583 182,257
Qantas Airways, Ltd., Class B 464,120 2,628,153
QBE Insurance Group, Ltd. 900,935 12,445,812
Qube Holdings, Ltd., Class B 839,957 2,128,283
*Ramelius Resources, Ltd. 969,974 1,632,274

Dimensional International Core Equity Market ETF
continued
Shares Value†
AUSTRALIA — (Continued)
#*Ramsay Health Care, Ltd. 91,079 $ 1,938,285
REA Group, Ltd. 22,434 3,563,183
Reece, Ltd. 78,586 792,965
Regis Healthcare, Ltd. 42,193 183,850
*Regis Resources, Ltd. 416,546 1,202,034
Reject Shop, Ltd. (The) 10,228 42,669
Reliance Worldwide Corp., Ltd. 406,409 1,092,169
*Resolute Mining, Ltd. 1,659,853 541,648
#*Retail Food Group, Ltd. 8,826 9,939
Ridley Corp., Ltd., Registered 143,012 215,954
Rio Tinto, Ltd. 157,552 11,804,782
*RPMGlobal Holdings, Ltd. 92,094 162,047
*Sandfire Resources, Ltd. 299,640 1,911,490
Santos, Ltd. 2,217,385 8,526,931
SEEK, Ltd. 190,605 2,598,932
*Select Harvests, Ltd. 80,635 263,646
Servcorp, Ltd. 7,976 25,721
Service Stream, Ltd. 333,588 399,144
SGH, Ltd., Registered 99,041 3,235,101
Shaver Shop Group, Ltd. 14,012 11,431
#Sigma Healthcare, Ltd. 1,185,853 2,291,474
Sims, Ltd. 55,937 523,267
SmartGroup Corp., Ltd. 89,891 449,780
Sonic Healthcare, Ltd. 254,742 4,250,943
South32, Ltd. 2,311,964 4,068,093
*Southern Cross Electrical
Engineering, Ltd. 170,017 203,428
SRG Global, Ltd. 393,867 325,100
Stanmore Resources, Ltd. 187,011 232,736
#*Star Entertainment Grp, Ltd.
(The) 439,564 29,532
Steadfast Group, Ltd. 498,682 1,873,005
#*Strike Energy, Ltd. 136,714 14,871
Suncorp Group, Ltd. 552,714 7,165,014
Super Retail Group, Ltd. 112,653 966,604
*Superloop, Ltd. 252,838 404,445
#*Syrah Resources, Ltd. 234,000 37,431
*Tabcorp Holdings, Ltd., Class
S 1,213,729 434,897
Technology One, Ltd. 141,323 2,718,185
#*Telix Pharmaceuticals, Ltd. 123,359 2,141,400
Telstra Group, Ltd. 1,526,133 4,403,987
*Temple & Webster Group,
Ltd. 19,691 224,267
*<Ten Sixty Four, Ltd. 192 14
TPG Telecom, Ltd. 220,609 714,251
*Transurban Group 1,162,882 10,498,803
#Treasury Wine Estates, Ltd.,
Class B 429,621 2,457,538
*Tuas, Ltd. 43,871 158,039
*Tyro Payments, Ltd. 293,781 151,320
*Vault Minerals, Ltd., Class B 2,724,646 749,645
Ventia Services Group Pty,
Ltd. 441,437 1,197,600
ΩViva Energy Group, Ltd. 605,421 666,290
#*WEB Travel Group, Ltd. 351,774 970,104
*Webjet Group, Ltd. 291,603 118,479
Wesfarmers, Ltd. 444,026 22,251,445
*West African Resources, Ltd. 779,101 1,191,431
Shares Value†
AUSTRALIA — (Continued)
Westgold Resources, Ltd. 266,901 $ 507,205
*Westgold Resources, Ltd. 126,346 240,563
Westpac Banking Corp. 1,201,734 25,251,585
Whitehaven Coal, Ltd. 499,182 1,593,810
*WiseTech Global, Ltd. 71,322 4,039,634
Woodside Energy Group, Ltd. 907,765 12,046,457
#Woodside Energy Group,
Ltd., Sponsored ADR 44,774 579,823
Woolworths Group, Ltd. 551,329 11,136,855
Worley, Ltd. 277,861 2,211,694
*Xero, Ltd. 60,535 6,359,609
*XRF Scientific, Ltd. 13,112 12,836
#Yancoal Australia, Ltd. 257,018 818,974
TOTAL AUSTRALIA 585,748,999
AUSTRIA — (0.4%)
#Agrana Beteiligungs AG 12 161
ANDRITZ AG 37,331 2,675,594
#*AT&S Austria Technologie &
Systemtechnik AG 2,062 33,378
ΩBAWAG Group AG 46,912 5,159,414
CA Immobilien Anlagen AG 14,728 398,796
*DO & CO AG 5,440 869,460
Erste Group Bank AG 139,413 9,421,511
*Eurotelesites AG 4,729 26,986
*Kapsch TrafficCom AG,
Registered 4 30
*Lenzing AG 13,141 413,037
*Mayr Melnhof Karton AG 567 52,465
Oesterreichische Post AG 20,738 701,325
OMV AG 92,086 4,769,169
Palfinger AG 8,440 274,873
Porr AG 2,837 99,329
Raiffeisen Bank International
AG, Class V 13,669 364,838
*Schoeller-Bleckmann Oilfield
Equipment AG 1,586 56,521
Semperit AG Holding 4 59
Strabag SE, Class R 3,323 291,995
Telekom Austria AG 45,748 484,678
UNIQA Insurance Group AG 50,486 585,378
Verbund AG 26,150 2,012,453
Vienna Insurance Group AG
Wiener Versicherung Gruppe 11,452 545,457
voestalpine AG, Registered,
Class R 72,884 1,918,829
Wienerberger AG 69,434 2,437,333
Zumtobel Group AG 16 84
TOTAL AUSTRIA 33,593,153
BELGIUM — (0.9%)
Ackermans & van Haaren NV 11,755 2,875,612
Ageas SA/NV, Class B 93,958 5,901,079
*AGFA-Gevaert NV 21,593 22,533
*Anheuser-Busch InBev SA/
NV 380,160 24,891,686
*Argenx SE 5,802 3,746,204
#*Argenx SE, Sponsored ADR 8,520 5,496,593
Azelis Group NV 67,345 1,044,204
Barco NV 16,981 232,410

Dimensional International Core Equity Market ETF
continued
Shares Value†
BELGIUM — (Continued)
Bekaert SA 16,698 $ 643,472
#bpost SA 24,452 39,192
Cie d'Entreprises CFE 60 525
#CMB Tech NV, ADR 133,786 1,272,305
Colruyt Group N.V, Registered 34,448 1,660,333
Deceuninck NV 9,677 23,486
Deme Group NV 1,331 199,113
D'ieteren Group 5,727 1,143,838
Econocom Group SA/NV 14,585 30,274
#Elia Group SA/NV 14,826 1,611,192
EVS Broadcast Equipment SA 1,326 55,395
Fagron 22,302 519,712
Greenyard NV 549 4,456
Ion Beam Applications 1,459 17,315
Jensen-Group NV 8 390
KBC Group NV 145,474 13,404,709
Kinepolis Group NV 4,044 139,749
Lotus Bakeries NV 166 1,596,408
Melexis NV 11,150 667,327
*Ontex Group NV 5,231 42,873
*Onward Medical NV 1,722 8,202
*Orange Belgium SA,
Registered 32 549
Proximus SADP 106,055 816,179
#Recticel SA 12,756 154,284
#Solvay SA, Class A 45,282 1,718,215
Syensqo SA 33,351 2,374,036
#Tessenderlo Group SA 8,911 264,382
UCB SA 53,569 9,813,169
Umicore SA 90,940 827,009
#*Van de Velde NV 4 150
VGP NV 2,297 212,545
Viohalco SA 36 224
TOTAL BELGIUM 83,471,329
CANADA — (10.8%)
#*5N Plus, Inc. 24,776 119,100
*Acadian Timber Corp. 8 100
*ACT Energy Technologies,
Ltd. 5,400 18,960
ADENTRA, Inc. 13,928 272,349
ADF Group, Inc. 10,590 46,613
#*Advantage Energy, Ltd. 101,976 722,758
Aecon Group, Inc. 50,830 593,931
Africa Oil Corp. 165,926 216,222
#Ag Growth International, Inc. 10,221 245,813
*AGF Management, Ltd.,
Class B 36,099 268,136
Agnico Eagle Mines, Ltd. 58,106 6,815,981
Agnico Eagle Mines, Ltd., ADR 120,227 14,136,291
#*Air Canada 112,652 1,139,324
AirBoss of America Corp. 3,400 9,600
Alamos Gold, Inc., Class B 3,307 94,352
Alamos Gold, Inc., Class B 372,333 10,618,937
Algoma Central Corp. 16 178
Algoma Steel Group, Inc. 55,915 285,789
#Algonquin Power & Utilities
Corp. 101,788 547,517
Shares Value†
CANADA — (Continued)
#Algonquin Power & Utilities
Corp. 153,654 $ 826,659
Alimentation Couche-Tard, Inc. 334,376 17,419,603
*Allied Gold Corp. 2,303 9,253
AltaGas, Ltd. 158,165 4,671,782
Altius Minerals Corp. 15,101 296,160
Altus Group, Ltd. 8,803 327,189
Andlauer Healthcare Group,
Inc., Class A 8,717 337,624
Andrew Peller, Ltd., Class A 12 39
ARC Resources, Ltd. 362,027 6,685,954
*Aritzia, Inc., Class B 39,216 1,376,662
AtCo., Ltd., Class I 34,572 1,297,232
*Athabasca Oil Corp. 327,853 1,077,574
AtkinsRealis Group, Inc., Class
B 80,859 3,996,412
*ATS Corp. 44,776 1,126,126
Aura Minerals, Inc. 1,214 25,048
#*Aurora Cannabis, Inc. 19,017 87,836
B2Gold Corp. 335,599 1,047,152
B2Gold Corp. 384,593 1,196,084
Badger Infrastructure
Solutions, Ltd. 21,458 610,201
Bank of Montreal 188,168 17,993,999
Bank of Montreal, ADR 99,250 9,476,390
Bank of Nova Scotia (The) 107,614 5,374,078
Bank of Nova Scotia (The),
ADR 402,930 20,138,441
Barrick Gold Corp., Registered 208,653 3,971,250
#Barrick Gold Corp.,
Registered 762,672 14,521,275
#*Bausch Health Cos., Inc. 6,000 31,839
*Bausch Health Cos., Inc.,
ADR 32,909 174,418
#Baytex Energy Corp. 404,235 623,341
#BCE, Inc. 2,658 58,960
BCE, Inc., ADR 23,001 511,772
Birchcliff Energy, Ltd. 166,290 677,776
Bird Construction, Inc. 36,343 555,419
#*Bitfarms, Ltd. 15,541 15,639
#*Bitfarms, Ltd. 123,720 123,584
Black Diamond Group, Ltd. 11,568 68,170
BMTC Group, Inc. 4 34
*Bombardier, Inc., Class B 900 59,716
#*Bombardier, Inc., Class B 43,983 2,901,420
Boralex, Inc., Class A 47,857 1,060,871
Boyd Group Services, Inc. 10,224 1,465,541
Brookfield Corp. 93,309 5,002,870
Brookfield Corp., ADR 255,967 13,737,749
Brookfield Infrastructure Corp. 7,352 274,855
Brookfield Infrastructure Corp. 22,355 836,971
Brookfield Renewable Corp. 5,888 167,573
Brookfield Renewable Corp. 35,713 1,015,828
BRP, Inc. 5,032 170,534
#BRP, Inc. 7,101 240,076
*CAE, Inc. 81,560 2,040,631
*CAE, Inc. 44,818 1,119,071
Calian Group, Ltd., Registered 3,908 134,614

Dimensional International Core Equity Market ETF
continued
Shares Value†
CANADA — (Continued)
*Calibre Mining Corp.,
Registered 24,838 $ 58,081
Cameco Corp. 35,053 1,579,199
#Cameco Corp., ADR 81,115 3,662,342
Canaccord Genuity Group,
Inc., Class A 16,112 98,564
*Canada Goose Holdings, Inc. 585 4,887
#*Canada Goose Holdings,
Inc., Class A, ADR 17,791 148,733
Canadian Imperial Bank of
Commerce 285,856 17,994,049
#Canadian Imperial Bank of
Commerce, ADR 96,382 6,067,247
Canadian National Railway Co. 22,366 2,161,793
Canadian National Railway
Co., ADR 173,793 16,826,638
Canadian Natural Resources,
Ltd., ADR 882,984 25,332,811
Canadian Natural Resources,
Ltd., Class A 113,299 3,244,848
Canadian Pacific Kansas City,
Ltd. 100,628 7,294,492
Canadian Pacific Kansas City,
Ltd., Class A, ADR 189,828 13,756,835
*Canadian Tire Corp., Ltd.,
Class A 34,465 3,764,627
Canadian Utilities, Ltd., Class
A 78,876 2,203,594
#*Canfor Corp. 47,423 452,154
#*Capital Power Corp. 70,549 2,673,232
#*Capstone Copper Corp. 315,400 1,516,149
Cardinal Energy, Ltd. 97,538 405,320
Cascades, Inc. 51,814 331,222
CCL Industries, Inc. 81,394 4,245,004
*Celestica, Inc. 15,305 1,303,357
#*Celestica, Inc. 42,432 3,621,571
Cenovus Energy, Inc. 424,421 4,986,862
Cenovus Energy, Inc., ADR 544,087 6,403,904
Centerra Gold, Inc. 164,544 1,099,501
CES Energy Solutions Corp. 183,300 806,823
CGI, Inc. 12,142 1,284,962
#CGI, Inc., ADR 91,373 9,691,020
CI Financial Corp., Registered 58,038 1,313,029
#*Cineplex, Inc. 16,014 114,427
Cogeco Communications, Inc. 9,163 449,759
Cogeco, Inc. 2,184 101,381
*Colabor Group, Inc. 68 49
Colliers International Group,
Inc. 13,759 1,642,412
Colliers International Group,
Inc., Class B 5,156 615,189
Computer Modelling Group,
Ltd. 39,037 224,675
Constellation Software, Inc. 7,722 27,774,994
Corby Spirit and Wine, Ltd. 8 88
#*Cronos Group, Inc. 129,614 243,032
*Culico Metals, Inc. 15,017 1,359
Definity Financial Corp. 46,737 2,328,222
#*Denison Mines Corp. 60,776 87,118
Shares Value†
CANADA — (Continued)
*Denison Mines Corp. 201,649 $ 284,325
dentalcorp Holdings, Ltd. 39,707 241,755
*Descartes Systems Group,
Inc. (The) 5,565 584,903
*Descartes Systems Group,
Inc. (The) 22,069 2,325,852
Dexterra Group, Inc. 48 298
*Docebo, Inc. 7,029 219,729
Dollarama, Inc. 139,421 17,168,980
Doman Building Materials
Group, Ltd. 40,966 204,044
DREAM Unlimited Corp. 12,756 175,553
Dundee Precious Metals, Inc. 108,780 1,423,047
#Dye & Durham, Ltd. 13,716 88,772
Dynacor Group, Inc. 40 138
*Eldorado Gold Corp. 74,424 1,402,148
*Eldorado Gold Corp., Class B 32,890 617,655
Emera, Inc. 143,548 6,448,384
Empire Co., Ltd., Class A 105,843 3,923,233
Enbridge, Inc. 606,047 28,296,334
Enbridge, Inc. 138,338 6,456,708
Endeavour Mining PLC 109,179 2,952,172
#*Endeavour Silver Corp. 99,701 360,896
*Endeavour Silver Corp. 22,172 80,706
Enerflex, Ltd. 104,560 682,785
Enghouse Systems, Ltd. 24,070 436,512
*Ensign Energy Services, Inc. 37,160 48,424
#EQB, Inc. 17,640 1,217,164
*Equinox Gold Corp. 95,763 642,672
*Equinox Gold Corp. 116,145 778,171
*ERO Copper Corp. 1,057 13,181
*ERO Copper Corp. 59,669 743,865
Evertz Technologies, Ltd.,
Class B 8 64
*Exchange Income Corp. 16,144 592,091
Exco Technologies, Ltd. 16 66
Extendicare, Inc. 36,886 368,513
Fairfax Financial Holdings, Ltd. 10,164 15,837,238
Fiera Capital Corp. 46,877 214,820
Finning International, Inc. 90,562 2,551,052
First Majestic Silver Corp. 48,562 303,998
First Majestic Silver Corp. 70,418 438,934
*First Quantum Minerals, Ltd. 379,935 5,091,289
FirstService Corp. 4,789 838,881
FirstService Corp., ADR 14,857 2,607,849
Fortis, Inc. 105,539 5,216,208
Fortis, Inc. 132,078 6,539,182
*Fortuna Mining Corp. 70,419 438,430
*Fortuna Mining Corp., ADR 187,111 1,169,444
Franco-Nevada Corp. 22,977 3,940,839
#Franco-Nevada Corp. 48,442 8,321,367
Frontera Energy Corp. 2,731 9,846
Gamehost, Inc. 20 144
*GDI Integrated Facility
Services, Inc. 912 20,738
George Weston, Ltd. 30,696 5,968,975
GFL Environmental, Inc. 29,655 1,479,785
GFL Environmental, Inc. 44,946 2,238,352
Gibson Energy, Inc. 93,889 1,474,301

Dimensional International Core Equity Market ETF
continued
Shares Value†
CANADA — (Continued)
Gildan Activewear, Inc. 7,254 $ 333,633
Gildan Activewear, Inc., ADR 66,861 3,083,629
*GoGold Resources, Inc. 46,200 59,201
*Gran Tierra Energy, Inc. 22,946 101,665
Great-West Lifeco, Inc. 90,776 3,523,131
Hammond Power Solutions,
Inc. 5,336 354,626
Headwater Exploration, Inc. 174,629 707,972
High Liner Foods, Inc. 8 98
Hudbay Minerals, Inc., Class A 24,806 180,123
Hudbay Minerals, Inc., Class A 248,209 1,804,479
ΩHydro One, Ltd., Class R 147,979 5,682,188
#*i-80 Gold Corp. 12,600 7,845
iA Financial Corp., Inc. 59,992 5,816,353
*IAMGOLD Corp. 311,102 2,202,602
*IAMGOLD Corp. 88,702 627,393
IGM Financial, Inc. 47,928 1,520,108
#Imperial Oil, Ltd. 63,404 4,268,398
Imperial Oil, Ltd., Registered 46,172 3,111,069
Information Services Corp. 12 232
Innergex Renewable Energy,
Inc. 77,212 759,096
Intact Financial Corp. 64,033 14,193,140
*Interfor Corp. 35,596 342,225
#*Ivanhoe Mines, Ltd. 196,151 1,738,137
ΩJamieson Wellness, Inc. 20,264 468,714
*K92 Mining, Inc., Class B 118,900 1,091,473
K-Bro Linen, Inc. 8 203
*Kelt Exploration, Ltd. 109,752 444,157
Keyera Corp. 127,671 3,955,000
Kinross Gold Corp. 609,647 8,998,390
Kinross Gold Corp. 223,118 3,287,086
*Kiwetinohk Energy Corp. 600 6,303
*Knight Therapeutics, Inc. 8,600 37,854
*Kolibri Global Energy, Inc.,
Class R 1,936 13,105
*KP Tissue, Inc. 4 23
Lassonde Industries, Inc.,
Class A 4 600
*Laurentian Bank of Canada 36,122 715,484
Leon's Furniture, Ltd. 14,367 239,225
#*Lightspeed Commerce, Inc. 26,990 264,502
#*Lightspeed Commerce, Inc. 53,618 523,642
Linamar Corp. 25,134 920,531
Loblaw Cos., Ltd. 60,798 9,850,570
*Lucara Diamond Corp. 280 71
Lundin Gold, Inc. 57,903 2,357,117
#Lundin Mining Corp.,
Registered 389,553 3,181,176
MAG Silver Corp. 10,631 164,779
#MAG Silver Corp. 18,186 282,974
Magellan Aerospace Corp. 4 39
#Magna International, Inc. 46,219 1,602,758
#Magna International, Inc.,
ADR 89,541 3,112,445
Mainstreet Equity Corp. 100 13,479
*Major Drilling Group
International, Inc. 41,061 259,214
*Mandalay Resources Corp. 64 249
Shares Value†
CANADA — (Continued)
Manulife Financial Corp. 244,282 $ 7,471,885
Manulife Financial Corp., ADR 369,749 11,321,714
*Maple Leaf Foods, Inc. 41,394 756,078
Martinrea International, Inc. 37,373 198,594
*Mattr Corp. 30,796 212,248
*MDA Space, Ltd. 43,696 851,270
#Medical Facilities Corp.,
Class B 4,524 47,654
MEG Energy Corp. 177,204 2,481,087
Melcor Developments, Ltd. 12 105
Methanex Corp., ADR 49,366 1,544,662
Metro, Inc. 109,288 8,405,674
*Morguard Corp. 4 336
MTY Food Group, Inc., Class
R 11,801 370,527
Mullen Group, Ltd. 62,190 590,249
National Bank of Canada 218,981 19,195,120
Neo Performance Materials,
Inc., Registered 17,161 139,271
*New Gold, Inc. 343,209 1,365,972
*New Gold, Inc. 102,307 406,621
*NFI Group, Inc. 12,230 102,706
North American Construction
Group, Ltd. 17,155 260,809
North West Co., Inc. (The) 32,502 1,301,209
Northland Power, Inc. 158,563 2,150,065
Nutrien, Ltd. 187,494 10,696,533
Nutrien, Ltd. 89,415 5,094,448
*NuVista Energy, Ltd. 103,695 882,079
*Obsidian Energy, Ltd. 17,636 74,248
#*Obsidian Energy, Ltd. 21,362 89,852
OceanaGold Corp. 449,264 1,587,206
Open Text Corp. 26,365 712,330
#Open Text Corp., ADR 81,735 2,215,018
#*Organigram Global, Inc. 18,600 21,814
*Orla Mining, Ltd. 20,705 227,755
*Orla Mining, Ltd. 87,413 960,638
#*Osisko Gold Royalties, Ltd. 10,539 252,088
Osisko Gold Royalties, Ltd. 42,017 1,009,668
#Pan American Silver Corp. 32,119 807,102
Pan American Silver Corp. 145,032 3,651,906
Paramount Resources, Ltd.,
Class A 46,313 524,722
Parex Resources, Inc. 58,160 467,368
Parkland Corp. 89,892 2,260,153
Pason Systems, Inc. 47,056 374,050
Pembina Pipeline Corp. 99,270 3,787,395
Pembina Pipeline Corp. 193,650 7,397,430
Pet Valu Holdings, Ltd. 7,565 156,689
Peyto Exploration &
Development Corp. 135,272 1,690,288
#PHX Energy Services Corp. 21,169 116,013
Pizza Pizza Royalty Corp. 13,313 137,824
Polaris Renewable Energy,
Inc. 15,512 134,423
#Pollard Banknote, Ltd. 4 59
#*Precision Drilling Corp. 5,921 247,248
#*Precision Drilling Corp. 3,829 159,746

Dimensional International Core Equity Market ETF
continued
Shares Value†
CANADA — (Continued)
Premium Brands Holdings
Corp. 25,464 $ 1,445,105
Quebecor, Inc., Class B 84,374 2,310,160
RB Global, Inc. 73,468 7,398,228
RB Global, Inc. 20,583 2,070,221
#Restaurant Brands
International, Inc. 114,474 7,372,126
Restaurant Brands
International, Inc. 33,987 2,185,669
Richelieu Hardware, Ltd. 32,032 756,218
Rogers Communications, Inc.,
Class B 122,383 3,184,279
Rogers Communications, Inc.,
Class B, ADR 61,128 1,594,830
Rogers Sugar, Inc. 55,693 227,804
Royal Bank of Canada 495,793 59,392,506
Royal Bank of Canada, ADR 107,998 12,946,800
Russel Metals, Inc. 73,341 2,123,825
Sandstorm Gold, Ltd. 60,899 528,617
Sandstorm Gold, Ltd., ADR 74,796 650,725
Saputo, Inc. 118,089 2,299,713
*Saturn Oil & Gas, Inc. 6,700 7,470
Savaria Corp. 35,121 441,396
Secure Waste Infrastructure
Corp., Class B 104,020 988,766
*Shopify, Inc., Class A 149,729 14,224,255
*Shopify, Inc., Class A 145,610 13,822,040
Sienna Senior Living, Inc. 51,257 628,235
South Bow Corp. 26,003 640,992
#South Bow Corp., ADR 38,431 948,861
*Spartan Delta Corp. 10,132 19,805
Ω*Spin Master Corp. 17,729 312,918
Sprott, Inc. 2,929 153,802
Sprott, Inc. 7,311 383,361
*SSR Mining, Inc. 47,516 505,570
*SSR Mining, Inc., Registered 57,734 613,578
Stantec, Inc. 16,603 1,454,400
Stantec, Inc. 37,950 3,332,010
Stella-Jones, Inc. 31,955 1,563,859
#StorageVault Canada, Inc.,
Class B 105,137 286,952
Sun Life Financial, Inc. 183,136 10,891,640
Sun Life Financial, Inc. 138,501 8,247,735
Suncor Energy, Inc. 111,239 3,921,108
Suncor Energy, Inc., ADR 596,952 21,066,436
#*SunOpta, Inc. 12,262 53,263
Superior Plus Corp. 118,931 595,817
Surge Energy, Inc. 52,011 175,843
Tamarack Valley Energy, Ltd. 417,743 1,079,666
*Taseko Mines, Ltd. 94,591 214,341
#*Taseko Mines, Ltd. 82,402 187,877
TC Energy Corp. 197,739 9,968,023
TC Energy Corp. 131,651 6,638,306
Teck Resources, Ltd., Class A 185,132 6,292,637
Teck Resources, Ltd., Class B 71,789 2,434,891
TELUS Corp. 726 11,153
*TELUS International CDA,
Inc. 31,041 75,732
TerraVest Industries, Inc. 5,422 564,025
Shares Value†
CANADA — (Continued)
TFI International, Inc. 14,276 $ 1,158,265
TFI International, Inc. 33,494 2,724,067
Thomson Reuters Corp. 12,784 2,374,198
Thomson Reuters Corp., ADR 34,745 6,461,875
*Tidewater Midstream and
Infrastructure, Ltd. 220 45
*Tilray Brands, Inc. 21,635 10,495
#*Tilray Brands, Inc. 64,048 31,530
TMX Group, Ltd. 120,205 4,861,980
*Torex Gold Resources, Inc.,
Class A 62,072 2,006,454
Toromont Industries, Ltd. 45,094 3,807,836
Toronto-Dominion Bank (The) 122,285 7,798,513
Toronto-Dominion Bank (The),
ADR 500,117 31,897,462
Total Energy Services, Inc. 27,371 175,564
#Tourmaline Oil Corp. 188,334 8,303,439
TransAlta Corp., Class A 72,858 648,248
#TransAlta Corp., Class A 61,473 547,724
Transcontinental, Inc., Class A 46,788 636,802
Trican Well Service, Ltd. 149,214 437,499
Triple Flag Precious Metals
Corp. 22,598 468,058
*Trisura Group, Ltd., Class B 36,084 988,764
*Valeura Energy, Inc. 17,985 97,913
Vecima Networks, Inc. 4 29
Veren, Inc. 5,245 30,985
#Veren, Inc., ADR 402,427 2,378,344
Vermilion Energy, Inc. 72,715 438,471
Vermilion Energy, Inc. 13,542 81,568
VersaBank 16 177
*VerticalScope Holdings, Inc. 1,500 5,104
*<Victoria Gold Corp. 2,045 266
*Vitalhub Corp. 2,900 23,619
Wajax Corp. 13,068 166,791
*Well Health Technologies
Corp. 117,282 336,232
*Wesdome Gold Mines, Ltd. 93,820 1,151,949
#West Fraser Timber Co., Ltd. 7,483 553,592
West Fraser Timber Co., Ltd. 22,207 1,640,968
*Western Forest Products, Inc. 143,000 39,857
Westshore Terminals
Investment Corp. 19,357 356,927
Wheaton Precious Metals
Corp. 13,406 1,117,183
#Wheaton Precious Metals
Corp. 140,687 11,750,178
Whitecap Resources, Inc. 442,488 2,505,072
Winpak, Ltd., Class A 17,388 537,639
WSP Global, Inc. 58,627 10,371,457
Yellow Pages, Ltd. 11 81
TOTAL CANADA 1,029,782,877
CHINA — (0.0%)
China Gold International
Resources Corp., Ltd. 184 1,147
TOTAL CHINA 1,147
DENMARK — (2.1%)
*ALK-Abello A/S 49,052 1,135,627

Dimensional International Core Equity Market ETF
continued
Shares Value†
DENMARK — (Continued)
Alm Brand A/S 351,829 $ 837,044
#Ambu A/S, Class B 81,074 1,453,428
AP Moller - Maersk A/S, Class
A 2,213 3,786,954
AP Moller - Maersk A/S, Class
B 1,221 2,075,465
*Bavarian Nordic A/S 42,099 1,002,548
Carlsberg A/S, Class B 48,769 6,654,116
cBrain A/S 2,105 54,569
Chemometec A/S 7,188 516,099
#Coloplast A/S, Class B 61,925 6,998,507
Columbus A/S 7,659 13,649
D/S Norden A/S 9,228 251,310
Danske Bank A/S 344,772 12,062,254
*Demant A/S 41,377 1,502,453
*Dfds A/S 12,956 180,069
DSV A/S 91,338 19,337,566
FLSmidth & Co. A/S,
Registered 25,644 1,210,048
#Foroya Banki P/F 4 107
*Genmab A/S 31,065 6,576,906
*Genmab A/S, Class S, ADR 22,620 478,413
*GN Store Nord A/S 87,761 1,317,728
H Lundbeck A/S, Class A 61,454 293,349
H Lundbeck A/S, Class A 1,445 5,976
*H+H International A/S, Class
B 894 16,367
ISS A/S 90,409 2,274,873
Jyske Bank A/S, Registered 26,345 2,160,824
Matas A/S 22,998 475,692
MT Hoejgaard Holding A/S 140 5,468
Ω*Netcompany Group A/S 21,757 977,590
*Nilfisk Holding A/S, Class B 1,710 22,633
*NKT A/S 30,177 2,456,740
Novo Nordisk A/S, Class B 1,128,000 74,753,871
#Novo Nordisk A/S, Class B,
Sponsored ADR 65,882 4,377,859
Novonesis Novozymes B 198,048 12,853,385
*NTG Nordic Transport Group
A/S 2,105 79,994
Ω#*Orsted A/S 79,243 3,159,847
Pandora A/S 44,683 6,616,578
Per Aarsleff Holding A/S 3,018 242,711
Ringkjoebing Landbobank A/S 9,751 1,866,895
*ROCKWOOL A/S, Class A 78,360 3,568,627
*ROCKWOOL A/S, Class B 1,130 51,462
Royal Unibrew A/S 26,772 2,134,681
ΩScandinavian Tobacco
Group A/S 31,531 460,086
Schouw & Co. A/S 5,910 538,300
Solar A/S, B Shares 1,373 53,118
SP Group A/S 1,599 65,514
#*Spar Nord Bank A/S 28,750 925,717
Svitzer Group A/S 2,610 109,561
Sydbank A/S 59,830 3,827,400
#TORM PLC, Class A 34,462 575,027
Tryg A/S 205,882 4,929,540
Vestas Wind Systems A/S 465,220 6,183,140
Shares Value†
DENMARK — (Continued)
*Zealand Pharma A/S 11,023 $ 774,999
TOTAL DENMARK 204,282,684
FINLAND — (1.2%)
Aktia Bank OYJ 7,622 86,556
#Alandsbanken Abp, Class B 4 167
Alma Media OYJ 24 315
Apetit OYJ 8 125
#Citycon OYJ 26,911 108,109
Digia OYJ 8 61
Elisa OYJ 69,902 3,736,264
ΩEnento Group OYJ 2,725 52,722
Finnair OYJ 121 326
Fiskars OYJ Abp 1,797 29,906
Fortum OYJ 219,525 3,679,545
F-Secure OYJ 5,700 12,596
Harvia OYJ 9,049 418,145
Hiab OYJ, Class B 23,081 1,097,246
Huhtamaki OYJ 52,356 1,929,500
Kalmar OYJ, Class B 14,207 450,257
Kemira OYJ 64,680 1,334,480
Kesko OYJ, Class A 175,291 4,025,097
Kesko OYJ, Class B 11,946 267,519
*Kojamo OYJ 62,964 733,638
Kone OYJ, Class B 153,168 9,489,208
Konecranes OYJ 35,553 2,376,397
*Lindex Group OYJ 4,349 13,051
Mandatum OYJ 258,035 1,822,700
Marimekko OYJ 3,469 48,030
#Metsa Board OYJ 9 61
Metsa Board OYJ 22,987 83,879
Metso OYJ, Class B 314,886 3,421,258
Neste OYJ, Registered 123,906 1,289,625
Nokia OYJ 1,866,049 9,310,093
Nokia OYJ, Sponsored ADR 610,822 3,048,002
Nokian Renkaat OYJ, Class B 86,570 689,352
Nordea Bank Abp 1,586,493 21,956,977
Olvi OYJ, A Shares 1,311 49,254
Oriola OYJ, Class B 15,058 18,692
Orion OYJ, Class A 639 39,711
Orion OYJ, Class B 59,327 3,719,318
#Outokumpu OYJ 204,468 784,216
Ponsse OYJ 138 4,251
Puuilo OYJ 39,208 558,905
*QT Group OYJ 11,186 727,974
Raisio OYJ, Class V 4,420 12,335
*Rapala VMC OYJ 32 47
Revenio Group OYJ 8,850 276,657
Sampo OYJ, A Shares 1,117,074 11,197,407
Sampo OYJ, A Shares 61,200 611,119
Sanoma OYJ 26,506 291,967
Scanfil OYJ 1,210 11,994
Stora Enso OYJ, Class B 342,420 3,178,586
Taaleri PLC 8 65
*Teleste OYJ 16 53
ΩTerveystalo OYJ 57,682 802,578
TietoEVRY OYJ 61,572 1,104,474
Tokmanni Group Corp. 29,583 467,033
UPM-Kymmene OYJ 266,249 7,058,005

Dimensional International Core Equity Market ETF
continued
Shares Value†
FINLAND — (Continued)
Vaisala OYJ, A Shares 6,689 $ 356,235
#Valmet OYJ 78,712 2,401,535
Wartsila OYJ Abp 215,277 3,979,088
#*WithSecure OYJ 21,469 22,892
#*YIT OYJ 101,880 297,174
TOTAL FINLAND 109,482,772
FRANCE — (8.7%)
*74Software SA 4 155
ABC arbitrage 2,470 16,903
Accor SA 90,490 4,438,608
Aeroports de Paris SA 21,353 2,665,181
*Air France-KLM 7,601 66,203
Air Liquide SA 171,328 35,165,379
Airbus SE 183,262 30,652,689
AKWEL SADIR, Class B 8 67
*Alstom SA 189,488 4,570,803
Alten SA 11,738 986,728
ΩAmundi SA 38,625 3,044,951
Arkema SA 34,077 2,581,826
Aubay 2,420 126,543
*AXA SA 583,267 27,562,134
ΩAyvens SA 59,447 602,444
#Beneteau SACA 20,042 182,832
BioMerieux 17,249 2,327,448
BNP Paribas SA 374,424 31,619,824
Boiron SA, Class A 248 6,851
Bollore SE, Class A 433,237 2,679,106
*Bouygues SA 126,865 5,581,079
Bureau Veritas SA 157,702 4,997,990
*Canal+ SA 362,150 824,750
Capgemini SE 73,929 11,752,837
Carrefour SA 335,596 5,186,345
#Catana Group 1,780 6,869
Cie de Saint-Gobain SA 217,498 23,611,526
Cie des Alpes, Registered 8,879 174,814
Cie Generale des
Etablissements Michelin SCA 424,956 15,540,337
Coface SA 75,039 1,536,265
Credit Agricole SA 318,165 5,964,011
*Danone SA 272,991 23,572,123
Dassault Aviation SA 7,540 2,717,040
Dassault Systemes SE 192,409 7,182,803
Derichebourg SA 70,532 485,474
Edenred SE 68,792 2,141,099
Eiffage SA, Class P 48,990 6,668,810
Ω*Elior Group SA 68,844 208,481
Elis SA 113,399 2,908,129
Engie SA 918,942 18,996,203
#Eramet SA 3,179 175,627
*EssilorLuxottica SA, Class B 76,607 22,005,898
Esso SA Francaise 1,320 212,022
Etablissements Maurel et
Prom SA 29,566 152,922
#*Euroapi SA 10,490 32,721
Eurofins Scientific SE 76,472 4,822,856
ΩEuronext NV 38,149 6,374,790
Ω*FDJ UNITED 48,035 1,716,745
Fnac Darty SA 8,385 292,193
Shares Value†
FRANCE — (Continued)
Forvia SE 81,808 $ 630,136
Gaztransport Et Technigaz SA 17,887 2,923,895
Getlink SE 144,587 2,741,515
GL Events SACA 2,239 55,994
#Guerbet 3,442 78,450
Hermes International SCA,
Class B 12,119 32,939,103
*ID Logistics Group SACA 1,497 672,178
Imerys SA 23,465 781,011
Ipsen SA 25,120 2,915,485
IPSOS SA 46,910 2,217,253
#Jacquet Metals SACA 16 377
*JCDecaux SE 43,235 752,447
Kaufman & Broad SA 6,925 271,978
Kering SA, Class A 13,016 2,638,710
Lectra 3,062 79,187
Legrand SA 110,706 12,118,890
LISI SA 5,413 170,137
*L'Oreal SA 74,223 32,652,382
*Louis Hachette Group 303,994 476,535
LVMH Moet Hennessy Louis
Vuitton SE 110,423 61,242,903
Manitou BF SA 6,635 153,110
Mersen SA 9,282 198,787
*Metropole Television SA 16,652 261,223
Nexans SA 19,339 2,114,825
*Nexity SA 28,492 297,487
NRJ Group 12 91
Oeneo SA 40 415
Opmobility, Registered 47,881 534,219
Orange SA 1,390,139 20,203,396
*OVH Groupe SAS 1,941 25,815
Pernod Ricard SA 69,254 7,496,153
*Pierre Et Vacances SA 8,297 13,016
Pluxee NV 36,464 819,891
Publicis Groupe SA 128,454 13,033,766
Quadient SA 19,095 361,626
Renault SA 107,781 5,713,116
Rexel SA 128,563 3,564,456
Robertet SA, Class A 28 26,004
Rubis SCA 54,841 1,780,447
Safran SA, Class B 140,493 37,211,401
Sanofi SA 337,572 36,800,221
Sartorius Stedim Biotech 8,993 2,107,942
Schneider Electric SE 159,565 37,038,960
SCOR SE 92,980 2,915,071
SEB SA 14,924 1,402,995
Seche Environnement SACA 1,037 106,800
SES SA 285,403 1,511,205
Ω*SMCP SA 7,893 28,398
Societe BIC SA 12,024 779,093
Societe Generale SA 363,384 18,836,320
Sodexo SA 59,501 3,780,955
*SOITEC 981 55,323
Sopra Steria Group 8,569 1,753,348
SPIE SA 78,394 3,835,487
Ω*SRP Groupe SA 52 35
*Stef SA 1,113 160,681

Dimensional International Core Equity Market ETF
continued
Shares Value†
FRANCE — (Continued)
#STMicroelectronics NV 161,181 $ 3,631,474
STMicroelectronics NV,
Sponsored ADR 140,089 3,181,421
Sword Group 211 7,495
*Synergie SE 4 139
Technip Energies NV 79,430 2,717,794
Teleperformance SE 35,893 3,935,704
Television Francaise 1 SA 34,704 331,379
Thales SA 45,975 12,798,997
Thermador Groupe 195 14,652
TotalEnergies SE 1,169,753 68,028,377
#Trigano SA 7,157 848,556
*Ubisoft Entertainment SA 41,650 490,501
Valeo SE 181,895 1,792,277
*Vallourec SACA 101,934 1,889,319
Veolia Environnement SA 342,265 12,520,277
ΩVerallia SA 31,520 1,051,980
Vicat SACA 9,126 510,400
VIEL & Cie SA 16 246
Vinci SA 209,589 29,209,516
Virbac SACA 756 266,538
#*Viridien 2,525 150,088
Vivendi SE 303,994 944,776
#*Voltalia SA, Class A 2,698 22,389
#Wavestone 817 43,604
Ω*X-Fab Silicon Foundries SE 23,900 132,636
TOTAL FRANCE 830,940,613
GERMANY — (8.2%)
1&1 AG 17,214 306,044
7C Solarparken AG 12 27
Adesso SE 1,115 123,959
adidas AG 67,297 15,430,038
Adtran Networks SE 2,477 57,159
AIXTRON SE 32,920 442,139
Allgeier SE 4 92
Allianz SE, Registered 109,525 45,331,423
AlzChem Group AG 1,337 171,741
Amadeus Fire AG 1,889 160,620
Atoss Software SE 5,318 799,181
ΩAumann AG 8 121
#Aurubis AG 19,273 1,677,104
Ω*Auto1 Group SE 28,690 686,838
*BASF SE 548,283 27,816,154
Bayer AG, Registered 467,055 12,227,210
Bayerische Motoren Werke AG 132,671 11,205,474
#*BayWa AG 2,300 21,073
Bechtle AG 36,554 1,554,075
ΩBefesa SA 16,922 513,604
Beiersdorf AG, Class B 37,212 5,245,297
Bertrandt AG, Class B 260 5,616
Bijou Brigitte AG 4 193
Bilfinger SE 56,565 4,796,805
#Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 44,847 167,214
Brenntag SE 78,106 5,201,148
CANCOM SE 13,653 418,266
Shares Value†
GERMANY — (Continued)
Carl Zeiss Meditec AG, Class
BR 934 $ 63,810
*CECONOMY AG 92,323 327,963
CENIT AG 8 75
Cewe Stiftung & Co. KGAA 1,596 185,054
*Commerzbank AG 429,831 11,345,545
Continental AG 77,104 5,998,633
*Covestro AG 79,509 5,368,688
CTS Eventim AG & Co. KGaA 29,794 3,515,536
Daimler Truck Holding AG 327,923 13,106,482
Dermapharm Holding SE 10,877 476,031
Deutsche Bank AG,
Registered 286,308 7,479,093
Deutsche Bank AG,
Registered Sponsored 618,154 16,201,816
Deutsche Boerse AG 86,074 27,738,978
Deutsche Lufthansa AG,
Registered 82,812 594,567
Deutsche Post AG 476,710 20,326,693
Deutsche Telekom AG 1,652,259 59,351,352
Deutsche Wohnen SE 19,648 499,185
Deutz AG 70,832 546,720
Duerr AG 29,168 688,003
ΩDWS Group GmbH & Co.
KGaA 24,709 1,295,418
E.ON SE 1,138,034 19,941,792
Eckert & Ziegler SE 6,215 423,895
EDAG Engineering Group AG 4 30
Elmos Semiconductor SE 5,429 367,200
ElringKlinger AG 1,545 8,562
Energiekontor AG 2,284 109,695
Evonik Industries AG 129,431 2,905,834
#*Evotec SE 44,261 368,800
Fielmann Group AG 6,682 379,789
flatexDEGIRO AG 46,726 1,226,976
#*Fraport AG Frankfurt Airport
Services Worldwide 22,218 1,471,182
Freenet AG 80,401 3,348,747
Fresenius Medical Care AG 105,216 5,323,592
*Fresenius SE & Co. KGaA 194,423 9,238,242
Friedrich Vorwerk Group SE 3,933 267,804
FUCHS SE 8,465 324,763
GEA Group AG, Registered 82,157 5,351,365
Gerresheimer AG 28,704 1,938,181
GFT Technologies SE 7,474 210,703
*Grand City Properties SA 33,228 396,606
Hannover Rueck SE 31,617 10,149,643
ΩHapag-Lloyd AG 7,102 1,112,488
Heidelberg Materials AG 81,208 16,085,590
*Heidelberger Druckmaschinen
AG 87,404 120,221
*Hella GmbH & Co. KGaA 1,521 152,843
*HelloFresh SE, Registered 113,292 1,178,896
Henkel AG & Co. KGaA 30,601 2,160,194
Hensoldt AG 24,936 1,933,199
HOCHTIEF AG 9,641 1,819,263
Hornbach Holding AG & Co.
KGaA 5,944 669,604
HUGO BOSS AG 32,301 1,342,785

Dimensional International Core Equity Market ETF
continued
Shares Value†
GERMANY — (Continued)
Indus Holding AG 3,475 $ 97,768
Infineon Technologies AG 709,289 23,293,576
Init Innovation in Traffic
Systems SE 4 178
ΩInstone Real Estate Group
SE 3,617 33,386
IVU Traffic Technologies AG 1,119 23,850
Jenoptik AG 35,945 711,790
ΩJOST Werke SE 6,464 364,091
K+S AG, Class B 109,162 1,902,300
KION Group AG 45,178 1,911,476
Kloeckner & Co. SE 35,523 284,685
#Knaus Tabbert AG 878 13,135
Knorr-Bremse AG 34,792 3,448,747
*Koenig & Bauer AG 2,176 40,270
Kontron AG 26,992 652,938
Krones AG 6,383 931,655
KWS Saat SE & Co. KGaA 3,872 244,283
LANXESS AG 48,711 1,451,861
*LEG Immobilien SE,
Registered 34,954 2,962,170
Leifheit AG, Registered 857 21,140
*Medios AG 8,586 113,998
Mercedes-Benz Group AG 317,703 18,949,501
Merck KGaA 39,643 5,493,329
MLP SE, Registered 2,308 20,910
MTU Aero Engines AG, Class
R 18,867 6,517,769
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 55,635 38,047,080
#Mutares SE & Co. KGaA 7,487 272,347
#*Nagarro SE 3,345 237,652
Nemetschek SE, Registered 26,595 3,515,970
*Nordex SE 62,019 1,162,548
Norma Group SE 16,112 201,102
*Pentixapharm Holding AG 6,215 20,488
Pfeiffer Vacuum Technology
AG 652 115,325
ProCredit Holding AG, Class B 6,652 76,751
*ProSiebenSat.1 Media SE 76,722 535,929
Puma SE 69,916 1,793,798
#*PVA TePla AG 12,482 230,996
*QIAGEN NV 16,626 713,555
*QIAGEN NV 72,637 3,105,232
*R Stahl AG 1 20
Rational AG 2,343 2,004,214
Rheinmetall AG 21,584 36,778,920
#RTL Group SA 21,483 879,150
RWE AG 292,773 11,382,104
SAF-Holland SE 9,275 167,850
Salzgitter AG, Class D 9,110 224,928
SAP SE 354,386 102,847,273
SAP SE, Sponsored ADR 456 133,239
Schaeffler AG, Class A 34,531 148,220
Secunet Security Networks AG 523 121,877
#*SFC Energy AG 3,197 82,860
#*SGL Carbon SE, Registered 17,378 69,239
Shares Value†
GERMANY — (Continued)
Siemens AG, Registered 229,930 $ 52,784,317
*Siemens Energy AG 185,607 14,250,195
ΩSiemens Healthineers AG 88,021 4,740,747
Siltronic AG 6,960 281,660
Sixt SE 8,144 773,018
SMA Solar Technology AG 3,491 60,240
Stabilus SE 13,312 367,718
Stroeer SE & Co. KGaA 13,888 828,828
Suedzucker AG 34,096 460,453
*Surteco Group SE 4 73
SUSS MicroTec SE 10,185 387,394
Symrise AG 63,556 7,336,719
*TAG Immobilien AG 93,685 1,522,900
Takkt AG 5,682 49,089
Talanx AG 51,002 5,849,837
Ω*TeamViewer SE, Class R 91,598 1,402,552
Technotrans SE 4 82
thyssenkrupp AG 127,467 1,451,881
*TUI AG 259,658 1,991,193
United Internet AG 41,558 939,625
#Verbio SE 6,055 71,377
Volkswagen AG, Registered,
Class R 7,307 812,766
*Vonovia SE, Class R 331,366 11,014,143
Vossloh AG, Class A 5,394 424,309
Wacker Chemie AG 6,300 472,661
Wacker Neuson SE 15,832 424,730
Wuestenrot &
Wuerttembergische AG 9,682 156,285
Ω*Zalando SE 106,584 3,873,469
Zeal Network SE 113 5,755
TOTAL GERMANY 786,884,230
HONG KONG — (1.5%)
AIA Group, Ltd. 3,939,200 29,513,394
*AOM International Group Co.,
Ltd. 60,000 3,095
ASMPT, Ltd. 169,100 1,138,280
*Bank of East Asia, Ltd. (The) 450,492 620,431
BOC Hong Kong Holdings, Ltd. 1,423,000 5,908,752
Bright Smart Securities &
Commodities Group, Ltd. 586,000 517,635
Ω#Budweiser Brewing Co.
APAC, Ltd. 859,700 911,284
Cafe de Coral Holdings, Ltd. 220,000 202,277
#Cathay Pacific Airways, Ltd. 1,126,000 1,296,656
*Central New Energy Holding
Group, Ltd. 107,000 147,916
Chow Sang Sang Holdings
International, Ltd. 149,000 146,028
CITIC Telecom International
Holdings, Ltd. 1,369,000 416,630
CK Asset Holdings, Ltd. 1,073,627 4,395,742
CK Hutchison Holdings, Ltd. 987,000 5,574,761
CK Infrastructure Holdings,
Ltd. 229,500 1,547,816
*CK Life Sciences Int'l
Holdings, Inc. 2,000 232
CLP Holdings, Ltd. 600,000 5,129,792

Dimensional International Core Equity Market ETF
continued
Shares Value†
HONG KONG — (Continued)
#*C-Mer Medical Holdings, Ltd. 358,000 $ 78,020
*Cowell e Holdings, Inc. 74,000 212,323
ΩCrystal International Group,
Ltd. 106,000 61,511
CTF Services, Ltd. 50,000 47,326
Dah Sing Banking Group, Ltd. 260,800 281,493
Dah Sing Financial Holdings,
Ltd. 106,000 386,836
Eagle Nice International
Holdings, Ltd. 20,000 8,717
*Esprit Holdings, Ltd. 2,005,000 25,338
ΩESR Group, Ltd. 575,000 916,476
Fairwood Holdings, Ltd. 11,500 7,637
*Far East Consortium
International, Ltd. 1,153 132
First Pacific Co., Ltd. 1,788,000 1,203,575
Ω#*FIT Hon Teng, Ltd. 1,068,000 267,182
Galaxy Entertainment Group,
Ltd. 859,000 3,123,757
*<Genting Hong Kong, Ltd. 368,000 –
Giordano International, Ltd.,
Registered 282,000 54,184
Great Eagle Holdings, Ltd. 12,000 20,117
Guotai Junan International
Holdings, Ltd. 2,061,000 265,774
Hang Lung Group, Ltd. 583,000 837,508
*Hang Lung Properties, Ltd. 1,004,535 825,162
Hang Seng Bank, Ltd. 252,500 3,526,345
Henderson Land Development
Co., Ltd. 578,000 1,639,780
HK Electric Investments & HK
Electric Investments, Ltd. 633,000 440,791
HKBN, Ltd. 467,000 305,323
HKT Trust & HKT, Ltd., Class
SS 2,069,000 2,945,538
Hong Kong & China Gas Co.,
Ltd. 5,120,000 4,615,111
Hong Kong Exchanges &
Clearing, Ltd. 460,900 20,255,422
*Hong Kong Technology
Venture Co., Ltd. 41,401 11,051
*Hongkong & Shanghai Hotels,
Ltd. (The) 1,000 692
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 400,000 52,098
Hysan Development Co., Ltd. 143,000 233,456
IGG, Inc. 424,000 204,490
Johnson Electric Holdings, Ltd. 264,492 482,960
Kerry Properties, Ltd., Class B 427,000 1,003,255
KLN Logistics Group Ltd 70,500 56,911
Kowloon Development Co.,
Ltd. 6,660 2,585
Luk Fook Holdings
International, Ltd., Registered 167,000 364,378
Man Wah Holdings, Ltd. 861,600 457,760
#*Melco International
Development, Ltd. 220,000 91,918
MGM China Holdings, Ltd.,
Class B 472,800 612,134
Shares Value†
HONG KONG — (Continued)
#Modern Dental Group, Ltd.,
Class B 59,000 $ 31,726
*Mongolian Mining Corp. 414,000 342,211
MTR Corp., Ltd. 286,000 988,407
*NagaCorp, Ltd. 318,036 135,340
#*New World Development
Co., Ltd. 600,000 368,293
#Nissin Foods Co., Ltd. 61,000 52,546
Pacific Basin Shipping, Ltd. 3,226,000 723,850
Pacific Textiles Holdings, Ltd. 301,000 47,743
PAX Global Technology, Ltd. 91,000 54,801
PCCW, Ltd. 2,054,000 1,369,386
Perfect Medical Health
Management, Ltd. 48,000 13,432
Pico Far East Holdings, Ltd. 66,000 16,256
Power Assets Holdings, Ltd. 367,500 2,433,508
*PRADA SpA 217,100 1,357,802
*Public Financial Holdings, Ltd. 50,000 8,382
#Sa Sa International Holdings,
Ltd., Class B 32,000 2,435
ΩSamsonite Group SA 518,700 932,425
*Sands China, Ltd. 1,282,800 2,312,603
*Shandong Hi-Speed Holdings
Group, Ltd. 34,000 27,798
Shangri-La Asia, Ltd. 246,000 137,677
*Shenwan Hongyuan HK, Ltd. 210,000 30,872
*Shun Tak Holdings, Ltd.,
Registered 258,000 18,631
*Sinohope Technology
Holdings, Ltd. 41,000 8,354
SITC International Holdings
Co., Ltd. 784,000 2,168,595
#*SJM Holdings, Ltd. 1,678,249 467,461
#SmarTone
Telecommunications Holdings,
Ltd. 78,500 43,022
#*Solomon Systech
International, Ltd. 508,000 25,548
Stella International Holdings,
Ltd. 353,500 633,635
Sun Hung Kai Properties, Ltd. 497,500 4,724,989
SUNeVision Holdings, Ltd. 399,000 331,870
Swire Pacific, Ltd., Class A 148,000 1,280,617
Swire Pacific, Ltd., Class A 100,000 137,723
Swire Properties, Ltd. 430,200 950,859
Techtronic Industries Co., Ltd.,
Class B 491,000 4,964,009
*Television Broadcasts, Ltd. 46,300 18,389
Texhong International Group,
Ltd. 164,000 71,482
#*Theme International
Holdings, Ltd. 3,140,000 157,917
Town Health International
Medical Group, Ltd. 72,000 2,312
United Laboratories
International Holdings, Ltd.
(The) 778,000 1,394,535
Value Partners Group, Ltd. 534,000 93,652
Vesync Co., Ltd. 144,000 103,431

Dimensional International Core Equity Market ETF
continued
Shares Value†
HONG KONG — (Continued)
Vitasoy International Holdings,
Ltd. 266,000 $ 343,018
*Vobile Group, Ltd. 392,000 164,793
VSTECS Holdings, Ltd. 444,000 340,671
VTech Holdings, Ltd. 66,900 450,331
ΩWH Group, Ltd. 5,960,260 5,334,082
Wharf Real Estate Investment
Co., Ltd. 713,000 1,710,163
Wynn Macau, Ltd., Class B 587,600 393,264
#*Xinyi Glass Holdings, Ltd. 1,261,850 1,182,979
Yue Yuen Industrial Holdings,
Ltd. 457,000 656,502
*Zensun Enterprises, Ltd. 64,000 710
TOTAL HONG KONG 142,956,824
IRELAND — (0.3%)
AIB Group PLC 1,130,615 7,602,123
Bank of Ireland Group PLC 533,469 6,261,302
Cairn Homes PLC 309,465 681,759
Dalata Hotel Group PLC 65,358 375,937
FBD Holdings PLC 114 1,672
Glanbia PLC 91,215 1,182,052
Ω*Glenveagh Properties PLC 269,307 505,735
Irish Continental Group PLC 10,878 63,386
Kerry Group PLC, Class A 54,857 5,814,954
Kingspan Group PLC 72,476 6,121,367
*Permanent TSB Group
Holdings PLC 92 162
TOTAL IRELAND 28,610,449
ISRAEL — (0.8%)
*AFI Properties, Ltd. 16 810
Africa Israel Residences, Ltd. 3,557 234,882
*Airport City, Ltd. 24,432 362,950
*Allot, Ltd., Registered 3,092 17,962
*Alrov Properties and
Lodgings, Ltd., Registered 4 213
Amot Investments, Ltd. 108,900 575,465
Arad, Ltd. 8 114
*Argo Properties NV 2,651 81,299
*Ashdod Refinery, Ltd. 2,196 36,002
#Ashtrom Group, Ltd. 15,999 252,270
Atreyu Capital Markets, Ltd. 614 11,978
AudioCodes, Ltd. 2,893 27,212
AudioCodes, Ltd. 970 9,099
Aura Investments, Ltd. 58,308 304,755
Azorim-Investment
Development & Construction
Co., Ltd. 43,037 197,620
Azrieli Group, Ltd. 3,993 290,556
Bank Hapoalim BM 645,705 9,457,434
Bank Leumi Le-Israel BM 798,970 11,339,993
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 4,589 612,867
Bezeq The Israeli
Telecommunication Corp., Ltd. 1,130,245 1,714,445
*Big Shopping Centers, Ltd. 7,653 1,116,494
Blue Square Real Estate, Ltd. 1,796 152,996
#*Camtek, Ltd. 7,841 515,400
Carasso Motors, Ltd. 4,311 33,158
Shares Value†
ISRAEL — (Continued)
*Cellcom Israel, Ltd. 33,590 $ 211,839
Clal Insurance Enterprises
Holdings, Ltd., Registered 45,462 1,244,285
Danel Adir Yeoshua, Ltd. 3,306 357,396
Danya Cebus, Ltd. 1,261 36,246
*Delek Automotive Systems,
Ltd. 3,810 27,418
Delek Group, Ltd. 7,861 1,250,312
Delta Galil, Ltd. 4,368 205,854
Delta Israel Brands, Ltd. 3,659 82,459
*Doral Group Renewable
Energy Resources, Ltd., Class
B 62,222 206,891
*El Al Israel Airlines 193,780 590,012
Elbit Systems, Ltd. 4,404 1,690,900
Elbit Systems, Ltd. 838 333,097
Electra Consumer Products
1970, Ltd. 6,411 176,525
*Electra Real Estate, Ltd. 6,336 78,159
Electra, Ltd., Class B 693 369,442
#*Electreon Wireless, Ltd. 2,354 51,426
Energix-Renewable Energies,
Ltd. 145,560 430,394
*Enlight Renewable Energy,
Ltd. 63,587 1,027,614
*Equital, Ltd. 13,326 498,757
*Fattal Holdings 1998, Ltd. 2,963 386,756
First International Bank Of
Israel, Ltd. (The) 38,188 2,096,691
Formula Systems 1985, Ltd. 4,819 425,348
Fox Wizel, Ltd. 5,207 437,273
Gav-Yam Lands Corp., Ltd. 1 7
*Gilat Satellite Networks, Ltd. 5,792 36,623
*Hagag Group Real Estate
Development 5,385 24,742
Harel Insurance Investments &
Financial Services, Ltd. 58,133 965,036
Hilan, Ltd. 10,234 652,728
ICL Group, Ltd. 214,947 1,425,873
IDI Insurance Co., Ltd. 6,654 310,662
Inrom Construction Industries,
Ltd. 51,884 216,715
#Israel Canada T.R, Ltd.,
Class A 79,088 257,320
Israel Discount Bank, Ltd.,
Class A 596,955 4,453,725
Israel Shipyards Industries,
Ltd. 1,537 55,583
Isras Investment Co., Ltd. 728 157,041
Kamada, Ltd. 2,996 19,520
Kenon Holdings, Ltd. 5,257 161,796
Kvutzat Acro, Ltd. 6,540 88,151
Land Development Nimrodi
Group, Ltd. 1,856 14,587
Lapidoth Capital, Ltd. 1,915 32,895
M Yochananof & Sons, Ltd. 1,414 95,625
Magic Software Enterprises,
Ltd. 940 12,975
Matrix IT, Ltd. 19,261 471,012

Dimensional International Core Equity Market ETF
continued
Shares Value†
ISRAEL — (Continued)
Max Stock, Ltd. 9,515 $ 36,344
Maytronics, Ltd. 10,662 12,071
Mediterranean Towers, Ltd. 19,923 60,278
Mega Or Holdings, Ltd. 5,780 196,158
Meitav Investment House, Ltd. 22,266 286,658
Menora Mivtachim Holdings,
Ltd. 5,994 316,743
Migdal Insurance & Financial
Holdings, Ltd. 150,181 288,555
Mivne Real Estate KD, Ltd. 335,525 979,177
Mizrahi Tefahot Bank, Ltd. 58,769 2,976,361
*Nayax, Ltd. 2,210 92,674
Neto Malinda Trading, Ltd. 525 15,927
Next Vision Stabilized
Systems, Ltd. 36,026 946,424
*Nice, Ltd. 6,077 949,362
#*Nice, Ltd., Sponsored ADR 5,130 799,536
#*Nova, Ltd. 1,058 207,590
*Nova, Ltd., Registered 6,577 1,261,523
Oil Refineries, Ltd. 1,366,271 342,408
One Software Technologies,
Ltd. 14,606 276,142
*OPC Energy, Ltd. 49,287 464,827
*OY Nofar Energy, Ltd. 1,388 32,432
Palram Industries 1990, Ltd. 3,658 77,843
Partner Communications Co.,
Ltd. 102,424 680,003
Paz Retail And Energy, Ltd. 4,463 628,294
*Perion Network, Ltd. 9,289 87,528
Phoenix Financial, Ltd. 149,657 2,947,450
Plasson Industries, Ltd., Class
B 4 219
Prashkovsky Investments and
Construction, Ltd. 5,064 130,390
*Priortech, Ltd. 3,505 141,681
Qualitau, Ltd. 2,713 152,087
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 6,073 464,439
Retailors, Ltd. 6,692 137,976
*Scope Metals Group, Ltd. 3,893 134,472
Shapir Engineering and
Industry, Ltd. 49,595 345,893
*Shikun & Binui, Ltd. 119,419 391,496
Shufersal, Ltd. 115,947 1,084,897
Strauss Group, Ltd. 19,478 441,260
Tadiran Group, Ltd. 1,911 106,183
ΩTamar Petroleum, Ltd. 7,137 67,309
*TAT Technologies, Ltd. 2,855 78,533
Tel Aviv Stock Exchange, Ltd. 43,423 533,025
Telsys, Ltd. 2 106
*Teva Pharmaceutical
Industries, Ltd. 228,275 3,440,701
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 232,821 3,611,054
*Tower Semiconductor, Ltd. 27,681 1,001,797
*Tower Semiconductor, Ltd. 20,083 718,570
Shares Value†
ISRAEL — (Continued)
YH Dimri Construction &
Development, Ltd. 4,246 $ 357,271
TOTAL ISRAEL 77,315,351
ITALY — (2.9%)
A2A SpA 746,245 1,899,332
ACEA SpA 24,397 574,080
Aeroporto Guglielmo Marconi
Di Bologna SpA 2,392 22,732
Amplifon SpA 69,745 1,332,346
*Aquafil SpA 12 17
Ariston Holding NV, Class B 19,905 89,920
Arnoldo Mondadori Editore
SpA 58,803 143,381
Ascopiave SpA 4,338 16,248
*Avio SpA 12 261
Azimut Holding SpA 81,000 2,245,754
B&C Speakers SpA 558 9,673
Banca Generali SpA 33,156 1,963,655
Banca IFIS SpA 16,522 414,318
Banca Mediolanum SpA 103,204 1,539,203
Banca Monte dei Paschi di
Siena SpA 582,528 4,910,797
Banca Popolare di Sondrio
SPA, Class R 193,003 2,413,360
Ω*Banca Sistema SpA, Class
R 12,172 22,720
Banco BPM SpA, Class R 726,944 8,093,315
Banco di Desio e della Brianza
SpA 40 344
#Biesse SpA 6,703 53,718
BPER Banca SPA 617,011 5,006,507
Brembo NV 75,181 702,498
Brunello Cucinelli SpA 18,935 2,133,497
Buzzi SpA 44,137 2,313,969
Cairo Communication SpA 22,356 73,063
ΩCarel Industries SpA 7,288 146,307
Cembre SpA 561 31,121
Cementir Holding NV 15,838 259,976
*CIR SpA-Compagnie
Industriali 24,991 16,562
Credito Emiliano SpA 46,682 641,035
d'Amico International Shipping
SA 28,979 107,720
Danieli & C Officine
Meccaniche SpA 22,738 615,686
#Danieli & C Officine
Meccaniche SpA 7,235 249,199
Datalogic SpA, Class M 2,500 12,106
Davide Campari-Milano NV,
Class M 213,836 1,430,273
#*Digital Bros SpA 4 54
Ω*doValue SpA 27,302 56,268
Emak SpA 40 36
ΩEnav SpA 137,151 608,659
Enel SpA 2,856,460 24,820,712
Eni SpA, Class B 1,326,009 19,143,247
ERG SpA 26,634 545,275
*Esprinet SpA, Class B 17,258 103,191
Ferrari NV 4,707 2,148,836

Dimensional International Core Equity Market ETF
continued
Shares Value†
ITALY — (Continued)
#Ferrari NV, ADR 41,173 $ 19,012,868
#Ferretti SpA 5,689 16,297
Fila SpA 19,811 258,532
FinecoBank Banca Fineco SpA 352,985 7,048,064
FNM SpA, Registered 100 45
Generali 324,366 11,850,771
#*Geox SpA 64 27
Hera SpA 447,124 2,117,448
#Illimity Bank SpA 15,616 61,775
ΩInfrastrutture Wireless
Italiane SpA 115,190 1,380,133
Intercos SpA 18,692 282,600
Interpump Group SpA, Class R 11,739 401,397
Intesa Sanpaolo SpA 5,184,392 27,592,729
Iren SpA 334,584 956,172
Italgas SpA 215,428 1,772,989
Italmobiliare SpA 2,020 56,373
Iveco Group NV 125,260 1,994,164
Leonardo SpA 152,810 7,955,778
Lottomatica Group Spa 699 15,924
LU-VE SpA, Registered 363 11,740
Maire SpA 89,231 963,618
MARR SpA 8,675 95,950
Mediobanca Banca di Credito
Finanziario SpA 281,910 5,763,500
MFE-MediaForEurope NV,
Class A 43,006 209,237
MFE-MediaForEurope NV,
Class B 121,038 439,738
Moltiply Group SpA 7,322 362,063
Moncler SpA 122,049 7,497,474
Ω*Nexi SpA 261,240 1,527,587
Orsero SpA 3,402 50,661
ΩOVS SpA 132,163 476,850
Pharmanutra SpA 208 12,721
#Piaggio & C SpA 89,390 175,386
ΩPirelli & C SpA 264,758 1,632,429
ΩPoste Italiane SpA 209,686 4,252,357
Prysmian SpA 116,622 6,355,415
ΩRAI Way SpA 59,746 410,215
Recordati Industria Chimica e
Farmaceutica SpA 60,135 3,544,390
Reply SpA 10,722 1,911,117
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 108 120
#*Safilo Group SpA 61,039 49,958
*Saipem SpA 720,084 1,670,673
#Salvatore Ferragamo SpA 13,234 82,515
Sanlorenzo SpA 9,405 301,490
#Sesa SpA 4,098 345,188
Snam SpA 803,764 4,623,219
Sogefi SpA 36,777 86,330
Shares Value†
ITALY — (Continued)
SOL SpA 7,509 $ 343,568
*Stellantis NV 13,994 129,616
*Stellantis NV 86,125 796,928
#Stellantis NV, ADR 683,820 6,345,850
ΩTechnogym SpA 75,742 1,022,866
*Telecom Italia SpA 6,317,726 2,499,225
Tenaris SA 165,452 2,761,922
Tenaris SA, Sponsored ADR 24,876 828,122
Terna - Rete Elettrica
Nazionale 664,372 6,621,818
#*Tessellis SpA 21 4
TXT e-solutions SpA 873 31,260
UniCredit SpA 639,823 37,071,477
Unipol Assicurazioni SpA 207,141 3,708,617
Webuild SpA 261,846 949,515
Wiit SpA 7,034 123,137
Zignago Vetro SpA 5,303 53,410
TOTAL ITALY 275,824,333
JAPAN — (21.7%)
&Do Holdings Co., Ltd. 4,300 41,179
77 Bank, Ltd. (The) 34,100 1,062,876
A&D HOLON Holdings Co.,
Ltd. 17,900 223,624
ABC-Mart, Inc. 52,600 978,137
#*Access Co., Ltd. 8,700 46,842
#AD Works Group Co., Ltd. 16,100 29,798
Adastria Co., Ltd., Class B 13,000 265,304
ADEKA Corp. 51,200 921,234
Adtec Plasma Technology
Co., Ltd. 1,900 15,465
Advan Group Co., Ltd. 3,200 18,194
Advanced Media, Inc. 4,100 25,294
Advantest Corp. 338,300 13,905,306
#Adventure, Inc. 1,000 26,360
Aeon Co., Ltd. 300,500 8,905,030
Aeon Delight Co., Ltd. 4,900 184,471
Aeon Fantasy Co., Ltd. 4,900 81,174
Aeon Hokkaido Corp. 29,000 177,895
Aeon Mall Co., Ltd. 36,400 699,215
#AGC, Inc. 115,769 3,614,129
AGS Corp. 1,600 9,366
Ahresty Corp. 14,400 66,024
Ai Holdings Corp. 9,900 146,654
Aica Kogyo Co., Ltd. 28,200 654,389
Aichi Financial Group, Inc. 22,033 420,456
Aichi Steel Corp. 6,300 371,446
Aichi Tokei Denki Co., Ltd. 700 9,648
Aida Engineering, Ltd. 22,200 137,738
Ain Holdings, Inc. 15,401 596,540
Air Water, Inc. 112,000 1,526,416
Airman Corp. 9,400 122,047
Airport Facilities Co., Ltd. 3,400 15,899
Airtech Japan, Ltd. 3,100 22,863
Airtrip Corp. 5,900 39,005
Aisan Industry Co., Ltd. 27,600 373,250
Aisin Corp. 353,100 4,484,301
#AIT Corp. 5,000 61,343
Ajinomoto Co., Inc. 378,600 7,739,748

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
#*Akebono Brake Industry
Co., Ltd. 109,800 $ 79,286
Akita Bank, Ltd. (The) 6,500 111,052
Albis Co., Ltd. 600 12,522
Alconix Corp. 14,400 155,569
Alfresa Holdings Corp. 83,700 1,263,363
Allied Telesis Holdings K.K.,
Class B 50,700 54,027
Almado, Inc. 1,000 7,782
Alpen Co., Ltd. 9,800 163,723
Alpha Corp. 3,800 29,091
Alps Alpine Co., Ltd.,
Registered 122,200 1,240,505
Altech Corp. 8,300 155,654
Amada Co., Ltd. 200,700 2,006,437
Amano Corp. 25,600 746,786
#Amiyaki Tei Co., Ltd. 7,900 79,089
#Amvis Holdings, Inc. 33,200 106,834
ANA Holdings, Inc. 79,400 1,522,984
Anest Iwata Corp. 18,400 143,444
#*AnGes, Inc. 90,100 46,743
Anicom Holdings, Inc., Class B 45,400 189,379
Anritsu Corp. 1,600 16,024
Anycolor, Inc. 13,300 344,994
*AnyMind Group, Inc. 10,300 62,461
AOKI Holdings, Inc. 21,900 196,369
Aoyama Trading Co., Ltd. 241,900 3,479,941
Aoyama Zaisan Networks Co.,
Ltd. 8,800 119,007
#Aozora Bank, Ltd., Class A 60,000 826,556
Arata Corp. 16,300 363,390
Araya Industrial Co., Ltd. 1,000 32,319
#ARCLANDS Corp. 38,732 470,845
Arcs Co., Ltd. 11,000 221,404
ARE Holdings, Inc. 31,400 390,739
Arealink Co., Ltd. 10,800 165,892
#*Arent, Inc. 1,300 46,389
Argo Graphics, Inc. 6,500 229,669
Arisawa Manufacturing Co.,
Ltd. 19,700 179,681
Artience Co., Ltd. 15,100 310,490
Artner Co., Ltd. 1,900 24,989
As One Corp. 19,100 302,823
Asahi Co., Ltd. 10,256 99,583
Asahi Diamond Industrial Co.,
Ltd. 17,800 91,845
Asahi Group Holdings, Ltd. 789,226 10,913,827
Asahi Intecc Co., Ltd. 103,900 1,597,033
Asahi Kasei Corp. 837,700 5,837,590
#Asahi Kogyosha Co., Ltd. 9,300 139,461
ASAHI YUKIZAI Corp. 8,900 233,357
Asanuma Corp., Registered 33,200 175,264
Ashimori Industry Co., Ltd. 800 15,076
Asia Pile Holdings Corp. 17,270 108,846
Asics Corp. 354,000 7,653,786
ASKA Pharmaceutical
Holdings Co., Ltd. 9,200 149,893
ASKUL Corp. 17,700 188,491
Astellas Pharma, Inc. 864,154 8,648,204
Shares Value†
JAPAN — (Continued)
Astena Holdings Co., Ltd. 10,600 $ 35,819
Asukanet Co., Ltd. 1,400 4,122
Atrae, Inc. 8,100 39,694
Aucnet, Inc. 4,200 36,394
Autobacs Seven Co., Ltd. 39,900 415,112
Avant Group Corp. 13,100 163,934
#Avantia Co., Ltd. 200 1,080
Awa Bank, Ltd. (The) 15,500 296,656
Axell Corp. 3,400 25,123
Axial Retailing, Inc. 24,300 185,351
Azbil Corp. 239,498 2,068,575
AZ-COM MARUWA Holdings,
Inc. 12,600 116,601
AZOOM Co., Ltd. 600 32,852
Bandai Namco Holdings, Inc. 298,200 10,346,269
Bando Chemical Industries,
Ltd. 14,300 149,376
Bank of Iwate, Ltd. (The) 6,500 132,242
Bank of Nagoya, Ltd. (The) 5,100 267,085
Bank of Saga, Ltd. (The) 2,000 30,454
Bank of the Ryukyus, Ltd. 20,400 154,173
Base Co., Ltd. 3,400 73,773
*baudroie, Inc. 2,000 79,641
BayCurrent, Inc., Registered 68,100 3,671,404
Beauty Garage, Inc. 4,000 41,784
#Beenos, Inc. 9,200 257,347
Belc Co., Ltd., Class R 3,500 173,724
Bell System24 Holdings, Inc. 26,000 214,358
Belluna Co., Ltd. 29,027 199,428
#Bewith, Inc. 4,300 50,675
Bic Camera, Inc. 52,800 566,904
BIPROGY, Inc. 38,200 1,251,462
B-Lot Co., Ltd., Class B 8,400 77,322
#Bookoff Group Holdings, Ltd. 7,300 76,920
Br. Holdings Corp. 4,400 10,365
#BrainPad, Inc. 14,500 106,839
Bridgestone Corp. 227,800 9,567,792
Broadmedia Corp. 4,600 54,952
#BRONCO BILLY Co., Ltd. 2,800 70,177
Brother Industries, Ltd. 134,800 2,372,514
Buffalo, Inc. 2,200 31,803
Bunka Shutter Co., Ltd. 26,400 378,491
Business Brain Showa-Ota,
Inc., Class G 800 15,115
BuySell Technologies Co., Ltd. 2,900 63,331
C. Uyemura & Co., Ltd. 2,500 161,771
Calbee, Inc. 34,000 684,696
Canon Electronics, Inc. 10,200 166,401
Canon Marketing Japan, Inc. 19,000 675,337
#Canon, Inc. 225,400 6,959,209
Canon, Inc., Sponsored ADR 73,500 2,257,920
Capcom Co., Ltd. 158,900 4,610,818
Career Design Center Co., Ltd. 2,100 26,383
Careerlink Co., Ltd. 3,900 58,730
#Carenet, Inc. 6,900 35,555
Carlit Co., Ltd., Class B 11,900 89,100
Casio Computer Co., Ltd. 46,000 359,093
Cawachi, Ltd. 8,100 158,604

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
#CDS Co., Ltd. 1,100 $ 14,182
#Celsys, Inc. 15,100 137,302
Central Glass Co., Ltd. 11,600 242,914
Central Japan Railway Co. 277,600 5,704,190
Central Security Patrols Co.,
Ltd. 4,700 88,899
#Ceres, Inc. 4,900 73,617
#Change Holdings, Inc. 26,000 245,345
Charm Care Corp. KK 13,400 118,274
Chiba Bank, Ltd. (The) 289,700 2,561,075
#Chiba Kogyo Bank, Ltd. (The) 28,800 248,749
#Chikaranomoto Holdings Co.,
Ltd. 7,200 64,964
Chino Corp. 1,700 22,883
Chori Co., Ltd. 5,400 136,855
Choushimaru Co., Ltd. 1,600 17,061
Chubu Electric Power Co., Inc. 320,000 4,154,795
Chubu Shiryo Co., Ltd. 9,800 98,179
Chubu Steel Plate Co., Ltd. 2,000 29,823
Chuetsu Pulp & Paper Co.,
Ltd. 3,100 32,947
Chugai Pharmaceutical Co.,
Ltd. 262,000 15,096,593
Chugai Ro Co., Ltd. 700 18,550
Chugin Financial Group, Inc.,
Registered 72,800 813,794
#Chugoku Electric Power Co.,
Inc. (The) 186,200 989,220
Chugoku Marine Paints, Ltd. 29,900 433,911
Citizen Watch Co., Ltd. 130,100 751,559
CKD Corp. 25,200 368,001
#CMK Corp. 41,100 113,814
Coca-Cola Bottlers Japan
Holdings, Inc. 71,500 1,343,131
#Colowide Co., Ltd. 27,900 351,391
Computer Engineering &
Consulting, Ltd. 14,100 210,749
COMSYS Holdings Corp. 59,300 1,316,623
Comture Corp. 14,122 165,139
Concordia Financial Group,
Ltd. 523,700 3,371,154
Copro-Holdings Co., Ltd. 4,500 52,654
#*Core Concept Technologies,
Inc., Class B 3,000 21,747
Cosel Co., Ltd. 13,300 100,235
Cosmo Energy Holdings Co.,
Ltd. 43,700 1,793,771
Cosmos Initia Co., Ltd. 2,000 17,064
Cosmos Pharmaceutical Corp. 22,000 1,419,728
Cota Co., Ltd. 1,540 15,396
#*Cover Corp. 3,500 53,516
CREAL, Inc. 1,100 39,870
Create Restaurants Holdings,
Inc. 75,300 732,729
Create SD Holdings Co., Ltd. 11,300 241,226
Creek & River Co., Ltd. 5,400 58,528
Cresco, Ltd. 10,400 87,493
Cross Cat Co., Ltd. 3,800 27,893
Cross Marketing Group, Inc. 1,400 6,625
Shares Value†
JAPAN — (Continued)
Cross Plus, Inc. 900 $ 6,587
CrowdWorks, Inc. 3,600 28,393
CTI Engineering Co., Ltd. 5,000 83,777
*CUC, Inc. 3,300 25,958
Curves Holdings Co., Ltd. 27,300 131,294
#Cyber Security Cloud, Inc. 4,400 52,471
CyberAgent, Inc. 213,266 1,830,792
Cybozu, Inc. 14,800 306,708
Dai Nippon Printing Co., Ltd. 188,700 2,633,915
Dai Nippon Toryo Co., Ltd. 7,400 65,730
Daicel Corp. 190,427 1,620,045
Dai-Dan Co., Ltd. 15,300 446,214
Daido Metal Co., Ltd. 22,800 79,122
Daido Steel Co., Ltd. 66,200 497,289
Daifuku Co., Ltd. 157,200 4,173,559
#Daihatsu Infinearth Mfg Co.,
Ltd. 12,400 156,478
Daihen Corp. 7,100 313,587
#Daiho Corp. 10,500 59,037
Daiichi Jitsugyo Co., Ltd. 4,800 76,792
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 6,300 29,592
Dai-ichi Life Holdings, Inc. 1,516,660 10,893,285
Daiichi Sankyo Co., Ltd. 492,300 12,576,705
Daiichikosho Co., Ltd. 36,900 431,759
Daiki Aluminium Industry Co.,
Ltd. 15,700 103,133
Daikin Industries, Ltd. 94,799 10,829,709
Daikoku Denki Co., Ltd. 2,800 50,311
Daikokutenbussan Co., Ltd. 1,600 85,250
Daikyonishikawa Corp. 23,700 94,707
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 3,300 69,868
Daio Paper Corp. 39,300 250,998
Daiseki Co., Ltd. 20,100 514,337
Daiseki Eco. Solution Co Ltd 1,800 13,427
Daishi Hokuetsu Financial
Group, Inc. 28,700 625,750
Daishinku Corp. 12,500 45,657
Daisue Construction Co., Ltd. 4,100 58,781
Daito Pharmaceutical Co., Ltd. 6,900 100,665
Daito Trust Construction Co.,
Ltd. 31,301 3,480,327
Daitron Co., Ltd. 1,200 26,921
Daiwa House Industry Co., Ltd. 291,100 10,520,334
Daiwa Securities Group, Inc. 687,101 4,500,068
Daiwabo Holdings Co., Ltd. 41,300 700,253
DCM Holdings Co., Ltd. 52,000 495,064
#*DD GROUP Co., Ltd. 5,000 43,326
Dear Life Co., Ltd. 19,300 150,325
Denka Co., Ltd. 43,742 596,914
Denso Corp. 659,800 8,545,853
Dentsu Group, Inc. 89,199 1,859,772
Dentsu Soken, Inc. 9,400 411,217
Dexerials Corp. 100,900 1,184,146
#DIC Corp. 57,400 1,118,704
#Digital Arts, Inc. 7,000 346,467

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
#Digital Hearts Holdings Co.,
Ltd. 4,100 $ 28,456
Digital Information
Technologies Corp. 3,400 58,113
dip Corp. 12,100 175,681
Disco Corp. 29,400 5,692,849
#DKS Co., Ltd. 4,900 90,175
DMG Mori Co., Ltd. 90,400 1,567,614
Double Standard, Inc. 2,000 20,808
Doutor Nichires Holdings Co.,
Ltd. 19,700 367,234
Dowa Holdings Co., Ltd. 32,500 1,043,080
DTS Corp. 11,100 316,331
#DyDo Group Holdings, Inc. 12,300 251,536
Eagle Industry Co., Ltd. 12,200 157,033
Earth Corp. 6,000 216,629
East Japan Railway Co. 326,300 7,082,339
EAT&HOLDINGS Co., Ltd. 1,200 17,440
Ebara Corp. 275,100 4,150,415
Ebara Jitsugyo Co., Ltd. 200 5,013
Eco's Co., Ltd. 900 15,402
EDION Corp. 50,700 677,469
EF-ON, Inc. 800 1,918
eGuarantee, Inc. 19,700 244,178
#E-Guardian, Inc. 1,900 29,398
Ehime Bank, Ltd. (The) 17,900 130,259
Eisai Co., Ltd. 118,853 3,431,272
Elan Corp., Class B 3,100 15,626
Elecom Co., Ltd. 10,000 117,639
Electric Power Development
Co., Ltd., Class B 49,600 870,886
#EM Systems Co., Ltd. 1,000 5,272
en Japan, Inc. 20,600 236,559
Endo Lighting Corp. 5,300 57,704
ENEOS Holdings, Inc. 1,761,500 8,470,365
Envipro Holdings, Inc. 2,800 9,442
eRex Co., Ltd. 24,200 141,834
#ERI Holdings Co., Ltd. 900 13,635
ES-Con Japan, Ltd. 22,400 166,618
Eslead Corp. 3,500 104,038
ESPEC Corp. 10,000 159,843
#Eternal Hospitality Group
Co., Ltd. 5,000 98,990
Exedy Corp., Class A 17,300 520,310
EXEO Group, Inc. 105,500 1,230,735
Ezaki Glico Co., Ltd. 18,800 620,911
F&M Co., Ltd. 1,400 21,092
FANUC Corp. 245,700 6,294,082
Fast Fitness Japan, Inc. 2,600 26,868
Fast Retailing Co., Ltd. 66,800 22,001,290
*FDK Corp. 400 1,068
Feed One Co., Ltd. 10,100 64,152
Ferrotec Holdings Corp. 28,901 497,622
#FFRI Security, Inc. 1,500 35,754
Fibergate, Inc. 3,800 26,321
FIDEA Holdings Co., Ltd. 7,650 80,072
Financial Partners Group Co.,
Ltd. 45,900 717,590
#FINDEX, Inc. 1,500 7,372
Shares Value†
JAPAN — (Continued)
#Fintech Global, Inc. 83,000 $ 64,007
First Bank of Toyama, Ltd.
(The) 27,600 211,489
#Fixstars Corp. 14,000 171,761
Focus Systems Corp. 1,500 11,694
Food & Life Cos., Ltd. 62,100 2,283,472
#Forum Engineering, Inc. 13,300 97,158
Foster Electric Co., Ltd. 10,900 92,922
FP Corp. 22,800 492,316
#FP Partner, Inc. 3,900 66,467
France Bed Holdings Co., Ltd. 6,600 58,995
Freebit Co., Ltd. 5,300 56,366
Freund Corp. 200 1,052
*Fronteo, Inc. 12,400 51,898
Fudo Tetra Corp. 8,224 134,568
Fuji Co., Ltd. 9,300 135,679
Fuji Corp. 47,300 704,659
Fuji Corp. 4,400 59,504
Fuji Corp., Ltd. 11,600 57,170
Fuji Die Co., Ltd. 2,300 11,384
Fuji Electric Co., Ltd. 81,200 3,599,464
Fuji Kyuko Co., Ltd. 5,700 83,078
Fuji Oil Co., Ltd. 20,600 452,611
Fuji Oil Co., Ltd. 30,200 58,647
Fuji Pharma Co., Ltd. 9,800 93,850
Fuji Seal International, Inc. 21,900 391,510
Fuji Soft, Inc. 18,500 1,271,162
Fujibo Holdings, Inc. 6,100 212,756
#Fujicco Co., Ltd. 7,600 86,422
FUJIFILM Holdings Corp. 340,600 7,009,473
Fujikura Composites, Inc. 11,300 104,967
Fujikura, Ltd. 340,400 12,521,584
Fujimi, Inc. 2,800 36,688
#Fujio Food Group, Inc. 10,700 90,242
#Fujisash Co., Ltd. 1,770 8,512
Fujita Kanko, Inc. 4,500 282,985
Fujitec Co., Ltd. 6,000 235,558
Fujitsu, Ltd. 657,600 14,526,764
#Fujiya Co., Ltd. 2,100 34,701
FuKoKu Co., Ltd. 6,700 75,577
Fukuda Corp. 100 3,730
Fukuda Denshi Co., Ltd. 2,200 93,466
Fukui Bank, Ltd. (The) 6,000 73,528
Fukui Computer Holdings, Inc. 5,099 125,473
Fukuoka Financial Group, Inc. 91,500 2,401,683
Fukuyama Transporting Co.,
Ltd. 6,600 163,566
FULLCAST Holdings Co., Ltd. 11,300 126,673
Fumakilla, Ltd. 3,200 24,857
Funai Soken Holdings, Inc. 15,700 250,953
#*Furukawa Battery Co., Ltd.
(The) 5,200 50,272
Furukawa Co., Ltd. 15,100 222,625
Furukawa Electric Co., Ltd. 47,400 1,484,075
Furuno Electric Co., Ltd. 15,300 271,161
Furuya Metal Co., Ltd. 9,700 174,293
Furyu Corp. 10,700 69,838
Fuso Chemical Co., Ltd. 11,583 280,967

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
#Fuso Pharmaceutical
Industries, Ltd. 1,400 $ 23,526
Futaba Industrial Co., Ltd. 37,300 206,583
Future Corp. 12,700 160,086
G-7 Holdings, Inc. 8,800 87,975
*GA Technologies Co., Ltd. 7,100 71,727
Gakken Holdings Co., Ltd. 16,100 113,436
Gakujo Co., Ltd. 5,900 68,911
Galilei Co., Ltd. 8,800 176,691
Genki Global Dining Concepts
Corp. 5,700 131,671
Genky DrugStores Co., Ltd. 9,900 255,759
Geo Holdings Corp.,
Registered 18,400 250,897
Gift Holdings, Inc. 5,600 141,335
giftee, Inc. 10,200 110,552
Giken, Ltd. 3,800 38,043
Global Link Management KK 4,600 62,305
GLOBERIDE, Inc. 10,400 136,416
Glory, Ltd. 26,400 465,294
#GMO Financial Gate, Inc. 2,262 84,682
#GMO Financial Holdings, Inc. 32,500 174,075
GMO GlobalSign Holdings KK 2,100 32,566
GMO Payment Gateway, Inc. 21,600 1,355,300
#*GNI Group, Ltd. 25,801 426,520
Godo Steel, Ltd. 5,800 151,059
Goldwin, Inc. 8,100 464,342
Good Com Asset Co., Ltd. 300 2,562
Grandy House Corp. 6,000 23,135
#Greens Co., Ltd. 4,800 76,826
gremz, Inc. 5,900 97,740
GS Yuasa Corp. 51,800 910,240
#GSI Creos Corp. 3,700 49,830
G-Tekt Corp. 16,900 194,189
Gunma Bank, Ltd. (The) 169,800 1,409,445
Gunze, Ltd. 16,000 287,829
H.U. Group Holdings, Inc.,
Class B 24,700 484,857
H2O Retailing Corp. 45,900 627,811
Hachijuni Bank, Ltd. (The) 172,400 1,295,055
Hagihara Industries, Inc. 6,700 67,827
Hagiwara Electric Holdings
Co., Ltd. 5,000 108,315
Hakuhodo DY Holdings, Inc. 104,000 781,969
Halows Co., Ltd. 4,300 130,682
Hamakyorex Co., Ltd. 38,300 357,921
Hamamatsu Photonics KK 124,100 1,148,865
Hamee Corp., Class A 1,900 15,931
Hankyu Hanshin Holdings, Inc. 127,200 3,627,661
Hanwa Co., Ltd., Class B 15,300 508,963
Happinet Corp., Class B 10,700 401,325
Hard Off Corp. Co., Ltd. 3,400 44,693
Harmonic Drive Systems, Inc. 1,600 37,633
Haseko Corp. 176,600 2,520,735
Hashimoto Sogyo Holdings
Co., Ltd. 1,500 13,040
Hazama Ando Corp. 78,700 785,676
#*Headwaters Co., Ltd. 800 20,864
Heiwa Corp. 25,500 396,516
Shares Value†
JAPAN — (Continued)
Heiwa Real Estate Co., Ltd. 9,500 $ 312,693
Heiwado Co., Ltd. 17,500 326,591
#Hennge K.K. 10,100 121,293
Hibino Corp. 800 13,101
Hiday Hidaka Corp. 15,400 334,689
*Hino Motors, Ltd. 197,100 627,199
Hioki EE Corp. 5,400 215,409
Hirakawa Hewtech Corp. 3,255 27,247
Hirano Tecseed Co., Ltd. 2,400 26,652
Hirata Corp. 12,600 129,851
Hirogin Holdings, Inc. 155,600 1,287,213
Hirose Electric Co., Ltd. 15,600 1,773,374
Hiroshima Electric Railway
Co., Ltd. 400 1,711
HIS Co., Ltd. 37,100 440,081
Hitachi Construction Machinery
Co., Ltd. 75,800 2,255,294
Hitachi, Ltd. 1,648,600 40,660,227
Hochiki Corp. 7,500 128,295
Hodogaya Chemical Co., Ltd. 7,600 79,122
Hogy Medical Co., Ltd. 9,500 272,399
Hokkaido Coca-Cola Bottling
Co., Ltd. 600 13,608
#Hokkaido Electric Power Co.,
Inc. 108,200 513,540
Hokkaido Gas Co., Ltd. 24,500 95,843
Hokkan Holdings, Ltd. 1,900 24,243
Hokko Chemical Industry Co.,
Ltd. 9,100 77,896
Hokkoku Financial Holdings,
Inc. 8,900 330,693
Hokuetsu Corp. 36,500 279,943
Hokuhoku Financial Group,
Inc. 61,100 1,090,154
Hokuriku Electric Industry Co.,
Ltd. 1,700 18,485
Hokuriku Electric Power Co. 82,700 424,690
Hokuto Corp. 15,000 193,494
Honda Motor Co., Ltd. 1,260,401 12,839,054
#Honda Motor Co., Ltd.,
Sponsored ADR 220,735 6,734,625
H-One Co., Ltd. 8,100 63,998
Honeys Holdings Co., Ltd. 12,100 137,677
Hoosiers Holdings Co., Ltd. 11,400 94,707
Horiba, Ltd. 20,500 1,402,548
Hoshizaki Corp. 37,800 1,609,097
Hosokawa Micron Corp. 6,900 192,043
#Hotland Holdings Co., Ltd. 7,000 106,884
House Foods Group, Inc. 25,300 496,724
#Howa Machinery, Ltd. 7,400 57,949
Hoya Corp. 143,700 16,904,697
HS Holdings Co., Ltd.,
Registered 8,500 57,862
Hulic Co., Ltd. 241,600 2,524,571
Hyakugo Bank, Ltd. (The) 89,300 430,097
Hyakujushi Bank, Ltd. (The),
Class R 12,900 298,444
#I K K Holdings Inc 5,400 29,907
Ibiden Co., Ltd. 71,390 1,977,939

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
IBJ, Inc. 10,400 $ 47,611
#Ichibanya Co., Ltd. 18,300 122,137
Ichigo, Inc. 46,900 126,259
Ichikoh Industries, Ltd. 15,300 42,154
Ichinen Holdings Co., Ltd. 6,600 78,197
Ichiyoshi Securities Co., Ltd. 12,400 62,852
IDEA Consultants, Inc. 100 2,052
Idec Corp. 9,800 157,264
Idemitsu Kosan Co., Ltd. 546,400 3,388,186
IDOM, Inc. 263,600 2,036,506
#IG Port, Inc. 5,600 81,228
IHI Corp. 79,100 6,183,153
Iida Group Holdings Co., Ltd. 78,900 1,248,162
Iino Kaiun Kaisha, Ltd. 112,000 815,816
I'll, Inc. 4,800 78,306
IMAGICA GROUP, Inc. 8,200 32,538
Imuraya Group Co., Ltd. 4,600 79,526
Inaba Denki Sangyo Co., Ltd. 4,200 110,653
#Inaba Seisakusho Co., Ltd. 2,700 32,236
Inabata & Co., Ltd. 19,200 412,563
#I-NE Co., Ltd. 2,700 30,930
#I-Net Corp., Registered 6,800 92,103
Infomart Corp. 153,500 407,855
INFRONEER Holdings, Inc. 120,400 1,030,625
Innotech Corp. 1,600 13,483
Inpex Corp. 669,925 8,496,175
Insource Co., Ltd. 28,300 180,347
#Intage Holdings, Inc. 2,200 25,803
Intelligent Wave, Inc. 6,800 51,010
#Inter Action Corp. 5,000 42,590
Internet Initiative Japan, Inc.,
Class R 52,900 980,934
#Inui Global Logistics Co., Ltd. 8,900 90,847
#IPS, Inc. 4,100 60,448
Iriso Electronics Co., Ltd. 9,700 173,681
ISB Corp. 2,100 19,875
#Ise Chemicals Corp. 600 93,508
#Iseki & Co., Ltd. 6,900 49,825
Isetan Mitsukoshi Holdings,
Ltd. 247,600 3,190,471
Ishihara Sangyo Kaisha, Ltd.,
Class A 22,000 270,681
#*Istyle, Inc. 49,400 162,773
Isuzu Motors, Ltd. 380,800 5,143,096
Itfor, Inc. 3,000 31,085
ITmedia, Inc. 5,100 55,276
Ito En, Ltd. 27,000 646,796
ITOCHU Corp. 365,000 18,633,833
Itochu Enex Co., Ltd. 14,600 157,832
Itochu-Shokuhin Co., Ltd. 400 27,005
Itoham Yonekyu Holdings, Inc. 6,920 217,099
Itoki Corp. 27,900 350,510
IwaiCosmo Holdings, Inc. 11,700 171,678
#Iwaki Co., Ltd. 4,200 71,315
Iwatani Corp. 118,469 1,132,864
Iyogin Holdings, Inc. 131,200 1,512,608
Izumi Co., Ltd. 15,400 355,526
J Front Retailing Co., Ltd. 172,200 2,112,661
Shares Value†
JAPAN — (Continued)
J Trust Co., Ltd. 42,000 $ 115,129
JAC Recruitment Co., Ltd. 30,300 176,736
*Jade Group, Inc. 4,200 36,070
#JALCO Holdings, Inc. 24,800 53,376
*Jamco Corp. 6,800 85,763
JANOME Corp. 8,600 68,069
Japan Airlines Co., Ltd. 99,800 1,806,181
Japan Airport Terminal Co.,
Ltd. 39,200 1,126,478
Japan Aviation Electronics
Industry, Ltd. 29,800 478,212
Japan Business Systems, Inc. 2,400 17,414
Japan Cash Machine Co., Ltd. 14,500 103,789
*Japan Communications, Inc. 88,300 99,047
#Japan Electronic Materials
Corp. 8,200 106,927
Japan Elevator Service
Holdings Co., Ltd. 29,900 646,673
#Japan Engine Corp. 500 11,743
Japan Exchange Group, Inc. 502,300 5,606,153
#Japan Investment Adviser
Co., Ltd. 17,500 199,856
Japan Lifeline Co., Ltd. 34,700 371,960
Japan Material Co., Ltd. 21,400 179,734
Japan Medical Dynamic
Marketing, Inc. 7,900 30,904
Japan Post Holdings Co., Ltd. 631,500 6,131,713
Japan Post Insurance Co., Ltd. 96,800 1,940,547
Japan Property Management
Center  Co., Ltd. 4,100 33,630
Japan Pulp & Paper Co., Ltd. 39,800 171,321
Japan Securities Finance Co.,
Ltd. 32,500 388,250
Japan Steel Works, Ltd. (The) 29,100 1,198,763
Japan System Techniques
Co., Ltd. 5,200 68,026
Japan Tobacco, Inc. 480,700 14,851,689
Japan Transcity Corp. 12,400 76,500
Japan Wool Textile Co., Ltd.
(The) 24,400 252,656
JBCC Holdings, Inc. 28,800 241,481
JCR Pharmaceuticals Co., Ltd. 11,100 38,520
JCU Corp. 10,100 223,044
JDC Corp. 19,400 65,419
Jeol, Ltd. 27,600 887,364
#JFE Holdings, Inc. 333,959 3,886,511
#*JIG-SAW, Inc. 1,300 27,615
JINS Holdings, Inc. 6,900 433,427
JINUSHI Co., Ltd. 9,500 137,065
JK Holdings Co., Ltd. 800 5,709
J-Lease Co., Ltd. 6,900 65,885
JM Holdings Co., Ltd. 8,100 139,865
J-Oil Mills, Inc. 7,500 107,789
Joshin Denki Co., Ltd. 9,700 151,171
Joyful Honda Co., Ltd. 24,700 351,175
JP-Holdings, Inc. 36,100 160,709
JSB Co., Ltd. 4,300 109,429
JSP Corp. 6,000 82,698
JTEKT Corp. 115,124 890,629

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
*Juki Corp., Registered 12,700 $ 35,258
Juroku Financial Group, Inc. 10,000 337,213
Justsystems Corp. 9,400 224,720
JVCKenwood Corp.,
Registered 326,700 2,443,837
Kadokawa Corp. 36,500 981,590
Kadoya Sesame Mills, Inc. 600 15,290
Kaga Electronics Co., Ltd.,
Class B 12,000 215,367
Kagome Co., Ltd. 36,300 747,682
Kajima Corp. 165,400 3,950,630
Kakaku.com, Inc. 73,500 1,303,667
Kakiyasu Honten Co., Ltd.,
Class B 2,000 38,082
#Kamakura Shinsho, Ltd. 8,800 29,058
Kameda Seika Co., Ltd. 3,200 88,839
Kamei Corp. 8,700 117,106
Kamigumi Co., Ltd. 44,500 1,090,038
Kanaden Corp. 5,200 53,261
Kanadevia Corp. 107,686 690,024
Kanamic Network Co., Ltd. 12,600 36,835
Kanamoto Co., Ltd. 21,400 479,340
Kandenko Co., Ltd. 55,700 1,108,221
Kaneka Corp. 21,400 522,998
Kaneko Seeds Co., Ltd. 300 3,016
Kanematsu Corp. 52,100 902,911
#Kanro, Inc. 5,100 147,487
Kansai Electric Power Co., Inc.
(The) 464,614 5,716,472
Kansai Paint Co., Ltd. 81,784 1,232,723
Kanto Denka Kogyo Co., Ltd. 23,700 143,390
Kao Corp. 154,900 6,631,901
#Kappa Create Co., Ltd. 15,400 158,923
Katitas Co., Ltd. 17,000 246,228
Kato Sangyo Co., Ltd. 1,200 42,064
Kato Works Co., Ltd. 4,400 36,708
KAWADA TECHNOLOGIES,
Inc. 6,200 141,265
Kawai Musical Instruments
Manufacturing Co., Ltd. 1,100 21,007
Kawasaki Heavy Industries,
Ltd. 94,300 5,598,897
KDDI Corp., Class A 1,389,600 24,583,957
#KeePer Technical Laboratory
Co., Ltd. 5,400 157,109
Keihan Holdings Co., Ltd. 58,412 1,431,635
Keihanshin Building Co., Ltd. 18,600 195,858
Keikyu Corp. 99,400 1,036,230
Keio Corp. 50,800 1,379,335
#Keisei Electric Railway Co.,
Ltd. 212,200 2,199,507
KEIWA, Inc. 9,500 61,007
Keiyo Bank, Ltd. (The) 48,600 281,774
Kenko Mayonnaise Co., Ltd. 4,600 61,757
Kewpie Corp. 41,600 947,549
Keyence Corp. 46,600 19,549,523
KeyHolder, Inc. 600 3,172
#KH Neochem Co., Ltd. 21,500 380,591
Kibun Foods, Inc. 5,600 42,793
Shares Value†
JAPAN — (Continued)
Kikkoman Corp. 375,200 $ 3,670,721
#Kimura Chemical Plants Co.,
Ltd. 8,600 41,481
#Kintetsu Department Store
Co., Ltd. 4,900 68,567
Kintetsu Group Holdings Co.,
Ltd. 96,100 2,069,007
Kirin Holdings Co., Ltd. 390,600 5,912,124
Ki-Star Real Estate Co., Ltd. 3,900 135,341
Kitagawa Corp. 1,300 11,301
#Kitanotatsujin Corp. 11,600 11,629
Kitz Corp. 55,800 426,793
Kiyo Bank, Ltd. (The), Class B 27,700 469,176
KNT-CT Holdings Co., Ltd. 4,500 37,006
Koa Corp. 14,884 85,669
Koa Shoji Holdings Co., Ltd. 2,000 9,464
Kobayashi Pharmaceutical
Co., Ltd. 13,900 530,800
Kobe Bussan Co., Ltd. 74,200 2,281,556
#Kobe Electric Railway Co.,
Ltd. 2,300 39,231
Kobe Steel, Ltd. 288,173 3,371,850
Koei Tecmo Holdings Co., Ltd. 36,000 617,835
Kohnan Shoji Co., Ltd., Class
R 6,000 157,950
#Kohoku Kogyo Co., Ltd. 2,400 30,925
#Kohsoku Corp. 800 11,879
Koito Manufacturing Co., Ltd. 111,600 1,354,316
#Kojima Co., Ltd. 13,000 96,242
Kokusai Electric Corp. 600 11,084
Kokuyo Co., Ltd. 33,900 695,753
Komatsu, Ltd., Class R 393,500 11,313,401
KOMEDA Holdings Co., Ltd. 22,700 458,488
Komehyo Holdings Co., Ltd. 4,900 98,797
Komeri Co., Ltd. 3,800 81,120
Konami Group Corp., Class B 50,400 7,190,409
Kondotec, Inc., Class B 3,200 32,103
*Konica Minolta, Inc. 270,800 831,157
Konishi Co., Ltd. 32,400 254,403
Konoike Transport Co., Ltd. 11,600 212,743
Konoshima Chemical Co., Ltd. 4,700 42,571
#Kosaido Holdings Co., Ltd. 37,800 130,116
#Kose Corp. 14,100 607,237
Koshidaka Holdings Co., Ltd. 31,900 226,547
#Kotobuki Spirits Co., Ltd.,
Class R 53,700 799,251
Kourakuen Corp. 1,100 8,051
KPP Group Holdings Co., Ltd. 30,188 137,988
Krosaki Harima Corp. 10,400 181,912
#KRS Corp. 5,600 71,963
K's Holdings Corp. 90,300 866,979
KU Holdings Co., Ltd. 7,900 60,036
#*kubell Co., Ltd. 10,800 37,403
Kubota Corp., Class R 564,334 6,539,849
Kumagai Gumi Co., Ltd. 11,300 337,875
Kumiai Chemical Industry Co.,
Ltd. 38,600 205,665
#Kura Sushi, Inc. 10,803 239,705
Kurabo Industries, Ltd. 6,700 293,571

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
Kuraray Co., Ltd. 201,600 $ 2,351,105
Kureha Corp. 15,600 273,306
Kurimoto, Ltd. 5,300 175,936
Kurita Water Industries, Ltd. 57,706 1,911,531
Kuriyama Holdings Corp. 1,100 10,095
Kushikatsu Tanaka Holdings
Co. 700 6,787
Kusuri no Aoki Holdings Co.,
Ltd. 26,300 628,737
KYB Corp. 17,000 348,128
Kyoei Steel, Ltd. 12,000 168,761
Kyokuto Boeki Kaisha, Ltd. 4,000 43,578
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 19,400 326,280
Kyokuyo Co., Ltd. 6,000 177,089
Kyorin Pharmaceutical Co.,
Ltd. 23,100 238,709
Kyoritsu Maintenance Co., Ltd. 41,600 880,471
Kyosan Electric Manufacturing
Co., Ltd. 14,100 47,349
Kyoto Financial Group, Inc. 138,500 2,370,152
Kyowa Kirin Co., Ltd. 95,200 1,484,997
Kyudenko Corp. 23,125 778,021
Kyushu Electric Power Co.,
Inc. 246,000 2,191,132
Kyushu Financial Group, Inc. 187,800 944,003
Kyushu Railway Co. 77,800 2,004,452
LA Holdings Co., Ltd. 2,100 101,584
#Lacto Japan Co., Ltd. 4,500 111,207
LAND Co., Ltd. 1,682,500 82,568
#Lasertec Corp., Class A 40,100 3,736,182
LEC, Inc. 11,000 96,936
Leopalace21 Corp. 92,600 379,125
Life Corp. 26,800 388,172
Lifedrink Co., Inc. 20,900 248,942
LIFULL Co., Ltd. 35,300 37,369
#LIKE, Inc. 3,700 38,831
Link And Motivation, Inc. 22,800 91,750
Lintec Corp. 16,200 309,372
Lion Corp. 194,001 2,380,810
LITALICO, Inc. 12,200 106,057
Lixil Corp. 171,600 2,021,690
Loadstar Capital KK 5,400 95,780
Look Holdings, Inc. 2,200 37,587
LY Corp. 889,966 3,367,945
M3, Inc. 182,100 2,280,718
Mabuchi Motor Co., Ltd. 57,100 835,844
Macbee Planet, Inc. 1,900 37,843
Macnica Holdings, Inc. 89,218 1,243,448
Maeda Kosen Co., Ltd. 27,600 395,308
Maezawa Industries, Inc. 5,300 52,131
Makino Milling Machine Co.,
Ltd. 8,600 678,884
Makita Corp. 106,300 3,116,563
Mamiya-Op Co., Ltd. 5,400 52,206
Mammy Mart Corp. 100 3,912
#Management Solutions Co.,
Ltd. 5,199 70,418
Mandarake, Inc. 5,200 11,301
Shares Value†
JAPAN — (Continued)
Mandom Corp. 21,400 $ 204,188
Mani, Inc. 29,200 235,111
MarkLines Co., Ltd. 5,900 94,349
Marubeni Corp. 395,200 7,004,105
Marubun Corp. 11,500 74,818
#Maruchiyo Yamaokaya Corp. 3,100 97,147
Marudai Food Co., Ltd. 7,900 103,015
Maruha Nichiro Corp. 19,400 443,790
Marui Group Co., Ltd. 79,300 1,572,491
MARUKA FURUSATO Corp. 8,500 136,880
Maruwa Co., Ltd. 3,891 792,712
Maruzen CHI Holdings Co.,
Ltd. 500 1,139
Maruzen Showa Unyu Co.,
Ltd. 2,600 109,366
#Marvelous, Inc. 6,500 21,554
Matching Service Japan Co.,
Ltd. 2,900 18,501
Matsuda Sangyo Co., Ltd. 6,400 162,647
Matsui Securities Co., Ltd. 49,900 257,126
MatsukiyoCocokara & Co. 169,300 3,117,404
Matsuoka Corp. 800 10,179
Matsuya Co., Ltd. 21,600 137,044
Matsuyafoods Holdings Co.,
Ltd. 1,200 49,972
Max Co., Ltd. 5,400 159,191
Maxell, Ltd. 35,100 429,891
Maxvalu Tokai Co., Ltd. 1,200 25,575
Mazda Motor Corp. 396,844 2,377,058
McDonald's Holdings Co
Japan, Ltd. 43,200 1,826,248
MCJ Co., Ltd. 26,300 246,885
Mebuki Financial Group, Inc. 619,600 3,012,861
MEC Co., Ltd. 10,000 165,241
#Media Do Co., Ltd. 4,400 53,859
Medical Data Vision Co., Ltd. 1,900 5,794
Medipal Holdings Corp. 100,300 1,706,942
#Medius Holdings Co., Ltd. 2,200 14,868
#*Medley, Inc. 7,800 189,204
Megmilk Snow Brand Co., Ltd. 25,400 467,435
Meidensha Corp. 31,800 873,920
Meiji Electric Industries Co.,
Ltd. 1,300 13,990
MEIJI Holdings Co., Ltd. 127,636 3,144,370
Meiji Shipping Group Co., Ltd. 6,900 30,185
Meiko Electronics Co., Ltd. 25,200 1,102,412
MEITEC Group Holdings, Inc. 30,000 616,552
Meiwa Corp. 12,000 57,375
#Meiwa Estate Co., Ltd. 4,900 32,188
Menicon Co., Ltd. 42,082 415,982
*Mercari, Inc. 58,300 939,855
METAWATER Co., Ltd. 14,300 204,114
#Micronics Japan Co., Ltd. 41,900 885,646
#Midac Holdings Co., Ltd. 6,900 110,195
Mie Kotsu Group Holdings, Inc. 36,300 127,243
#Migalo Holdings, Inc. 600 8,615
Milbon Co., Ltd. 17,870 339,009
MIMAKI ENGINEERING Co.,
Ltd. 12,900 130,411

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
MINEBEA MITSUMI, Inc. 214,059 $ 3,142,453
Mipox Corp. 3,000 10,411
MIRAIT ONE Corp. 39,000 613,818
Mirarth Holdings, Inc. 68,000 235,502
Miroku Jyoho Service Co., Ltd. 10,003 129,666
MISUMI Group, Inc. 136,600 1,917,227
Mitachi Co., Ltd. 800 6,483
Mitsuba Corp. 26,000 152,748
Mitsubishi Chemical Group
Corp. 917,453 4,444,476
Mitsubishi Corp. 1,064,600 20,241,133
Mitsubishi Electric Corp. 706,400 13,670,900
Mitsubishi Estate Co., Ltd. 356,198 6,255,440
Mitsubishi Gas Chemical Co.,
Inc. 82,600 1,258,052
Mitsubishi Heavy Industries,
Ltd. 1,063,100 20,842,395
Mitsubishi Kakoki Kaisha, Ltd. 4,500 40,034
Mitsubishi Logisnext Co., Ltd. 17,800 250,453
Mitsubishi Logistics Corp. 156,800 1,079,704
Mitsubishi Materials Corp. 77,900 1,225,243
Mitsubishi Motors Corp. 503,812 1,395,867
Mitsubishi Paper Mills, Ltd. 17,000 91,054
Mitsubishi Research Institute,
Inc. 5,600 175,883
Mitsubishi Shokuhin Co., Ltd. 8,100 303,239
Mitsubishi Steel Manufacturing
Co., Ltd. 6,700 73,839
Mitsubishi UFJ Financial
Group, Inc. 3,700,600 46,789,344
Mitsuboshi Belting, Ltd. 2,000 50,126
Mitsui & Co., Ltd. 760,300 15,446,925
Mitsui Chemicals, Inc. 112,600 2,470,822
Mitsui DM Sugar Co Ltd 5,000 119,882
Mitsui E&S Co., Ltd. 851,100 10,859,520
Mitsui Fudosan Co., Ltd. 793,300 7,836,229
Mitsui High-Tec, Inc. 91,600 428,974
Mitsui Mining & Smelting Co.,
Ltd. 48,581 1,319,084
Mitsui-Soko Holdings Co., Ltd. 33,000 680,174
Mitsuuroko Group Holdings
Co., Ltd. 6,300 79,633
Miura Co., Ltd. 30,500 651,097
Miyaji Engineering Group, Inc. 13,700 176,052
Miyazaki Bank, Ltd. (The) 2,400 52,832
Miyoshi Oil & Fat Co., Ltd. 4,300 50,916
Mizuho Financial Group, Inc. 892,100 22,390,059
Mizuho Medy Co., Ltd. 4,900 51,700
Mizuno Corp. 23,100 412,153
Mochida Pharmaceutical Co.,
Ltd. 500 10,832
Modec, Inc. 27,600 836,862
Monogatari Corp. (The) 12,600 328,603
MonotaRO Co., Ltd. 127,100 2,449,063
MORESCO Corp. 100 822
Morinaga & Co., Ltd. 35,600 635,304
Morinaga Milk Industry Co.,
Ltd. 47,500 1,130,223
Moriroku Co., Ltd. 3,500 53,933
Shares Value†
JAPAN — (Continued)
Morita Holdings Corp. 16,000 $ 238,474
Morito Co., Ltd. 5,500 54,869
Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 4,000 78,239
MOS Food Services, Inc. 11,400 295,310
MrMax Holdings, Ltd. 8,700 41,109
MS&AD Insurance Group
Holdings, Inc. 568,500 12,933,136
MTI, Ltd. 4,000 22,546
Mugen Estate Co., Ltd. 8,800 136,467
m-up Holdings, Inc. 19,300 255,322
Murata Manufacturing Co., Ltd. 551,300 8,557,054
Musashi Seimitsu Industry
Co., Ltd. 42,900 733,246
Musashino Bank, Ltd. (The) 12,300 271,628
Nabtesco Corp. 53,500 805,088
Nachi-Fujikoshi Corp. 8,200 175,049
Nafco Co., Ltd. 2,300 29,282
#Nagano Keiki Co., Ltd. 8,700 115,093
Nagase & Co., Ltd. 52,400 922,437
Nagase Brothers, Inc. 1,600 20,639
Nagoya Railroad Co., Ltd. 98,800 1,206,255
Nakabayashi Co., Ltd. 6,500 23,605
Nakanishi, Inc. 17,000 221,915
Nakayama Steel Works, Ltd. 22,800 116,366
#Namura Shipbuilding Co.,
Ltd. 36,100 508,700
Nankai Electric Railway Co.,
Ltd. 39,600 627,287
Nanto Bank, Ltd. (The) 12,900 351,802
Nanyo Corp. 1,700 14,087
Natori Co., Ltd. 100 1,445
NCD Co., Ltd. 3,100 58,462
NEC Corp. 381,000 9,284,605
NEOJAPAN, Inc. 1,100 11,861
*Net Protections Holdings, Inc. 28,300 92,654
New Art Holdings Co., Ltd. 2,310 22,494
#Nexon Co., Ltd. 131,700 2,072,816
#Nextage Co., Ltd. 26,500 331,622
#*NexTone, Inc. 1,000 8,882
NGK Insulators, Ltd. 130,500 1,611,580
NH Foods, Ltd. 47,900 1,808,339
NHK Spring Co., Ltd. 117,100 1,302,844
Nice Corp. 1,200 13,301
Nichias Corp. 38,001 1,278,245
Nichiban Co., Ltd. 100 1,430
Nichicon Corp. 28,100 230,489
Nichiden Corp. 3,300 65,889
Nichiha Corp. 10,100 205,271
Nichimo Co., Ltd. 2,400 33,315
Nichirei Corp. 119,600 1,641,733
Nichireki Group Co., Ltd. 700 12,117
Nichirin Co., Ltd. 700 17,250
NIDEC Corp. 331,700 5,890,326
Nifco, Inc. 52,603 1,306,962
#Nihon Chouzai Co., Ltd. 7,200 148,149
Nihon Dempa Kogyo Co., Ltd. 14,700 80,075
Nihon Denkei Co., Ltd. 700 9,417

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
Nihon Flush Co., Ltd. 2,000 $ 11,469
Nihon House Holdings Co.,
Ltd. 4,500 10,348
Nihon Kohden Corp. 47,000 568,389
Nihon M&A Center Holdings,
Inc. 182,900 747,551
Nihon Nohyaku Co., Ltd. 46,000 266,054
Nihon Yamamura Glass Co.,
Ltd. 2,800 44,010
Nikkiso Co., Ltd. 80,700 672,689
Nikko Co., Ltd. 2,500 11,901
#Nikkon Holdings Co., Ltd. 51,300 1,060,958
Nikon Corp. 176,000 1,689,792
Nintendo Co., Ltd. 290,900 24,126,101
Nippn Corp. 20,500 323,367
Nippon Air Conditioning
Services Co., Ltd. 4,800 34,122
Nippon Aqua Co., Ltd. 7,000 36,462
#Nippon Avionics Co., Ltd. 3,000 62,991
Nippon Carbide Industries Co.,
Inc. 3,300 38,960
#Nippon Carbon Co., Ltd. 3,746 109,906
Nippon Chemical Industrial
Co., Ltd. 4,700 69,393
#*Nippon Chemi-Con Corp. 13,700 93,453
#*Nippon Coke & Engineering
Co., Ltd. 83,800 50,524
Nippon Concept Corp. 2,600 31,552
Nippon Concrete Industries
Co., Ltd. 17,900 41,788
Nippon Denko Co., Ltd. 199,600 375,020
Nippon Densetsu Kogyo Co.,
Ltd. 3,300 50,273
Nippon Dry-Chemical Co., Ltd. 2,200 64,778
Nippon Electric Glass Co., Ltd. 40,400 927,297
NIPPON EXPRESS
HOLDINGS, Inc. 160,522 2,866,866
Nippon Gas Co., Ltd. 43,800 807,739
Nippon Kayaku Co., Ltd. 76,600 722,018
#Nippon Kodoshi Corp. 1,700 21,202
Nippon Light Metal Holdings
Co., Ltd. 47,700 497,600
Nippon Paint Holdings Co.,
Ltd. 442,500 3,365,904
Nippon Paper Industries Co.,
Ltd. 70,801 549,969
Nippon Parking Development
Co., Ltd. 134,500 224,418
Nippon Rietec Co., Ltd. 3,400 38,543
Nippon Road Co., Ltd. (The) 11,500 157,940
Nippon Sanso Holdings Corp. 107,100 3,427,590
Nippon Sharyo, Ltd. 3,900 55,121
*Nippon Sheet Glass Co., Ltd. 94,301 269,734
Nippon Shinyaku Co., Ltd. 29,900 770,768
Nippon Shokubai Co., Ltd. 62,800 737,451
Nippon Signal Co., Ltd. 20,700 141,783
Nippon Soda Co., Ltd. 11,000 206,289
Nippon Steel Corp. 407,400 8,596,985
Shares Value†
JAPAN — (Continued)
Nippon Telegraph &
Telephone Corp. 11,076,600 $ 11,593,777
Nippon Thompson Co., Ltd. 21,500 73,405
#Nippon Yakin Kogyo Co., Ltd. 8,453 240,007
Nipro Corp. 112,100 994,157
Nireco Corp. 300 3,441
Nishimatsu Construction Co.,
Ltd. 7,200 267,779
Nishimatsuya Chain Co., Ltd. 19,500 301,988
Nishi-Nippon Financial
Holdings, Inc. 73,972 1,081,265
Nishi-Nippon Railroad Co., Ltd. 15,200 233,690
Nishio Holdings Co., Ltd. 6,600 189,246
Nissan Chemical Corp. 76,129 2,222,920
*Nissan Motor Co., Ltd. 1,166,871 2,793,651
Nissan Tokyo Sales Holdings
Co., Ltd. 2,100 7,185
Nissei ASB Machine Co., Ltd. 2,200 70,100
Nissei Plastic Industrial Co.,
Ltd. 2,000 11,666
Nissha Co., Ltd. 19,900 170,484
Nisshin Oillio Group, Ltd. (The) 1,500 51,791
Nisshin Seifun Group, Inc. 102,744 1,327,158
Nisshinbo Holdings, Inc. 88,600 528,656
Nissin Corp. 6,300 212,002
Nissin Foods Holdings Co.,
Ltd. 88,700 1,958,191
Nisso Holdings Co., Ltd. 8,300 40,092
Nissui Corp. 185,800 1,128,946
Niterra Co., Ltd. 83,400 2,597,187
Nitori Holdings Co., Ltd. 34,000 4,070,036
Nitta Gelatin, Inc. 2,800 16,057
Nitto Boseki Co., Ltd. 12,500 331,254
Nitto Denko Corp. 370,000 6,486,154
Nitto Kogyo Corp. 15,000 315,059
Nitto Seiko Co., Ltd. 7,800 32,318
Nittoc Construction Co., Ltd. 3,500 25,592
Nittoku Co., Ltd., Class B 8,500 120,611
Noevir Holdings Co., Ltd. 3,700 107,000
NOF Corp. 89,800 1,350,400
Nohmi Bosai, Ltd. 2,700 63,127
Nojima Corp. 36,700 662,010
Nomura Holdings, Inc. 829,700 4,602,206
Nomura Holdings, Inc.,
Sponsored ADR 694,000 3,851,700
#Nomura Micro Science Co.,
Ltd. 17,800 291,883
Nomura Real Estate Holdings,
Inc. 307,000 1,822,759
Nomura Research Institute,
Ltd. 176,808 6,683,600
Noritake Co., Ltd. 10,200 265,655
Noritz Corp. 14,700 180,967
North Pacific Bank, Ltd. 161,400 560,102
#NPC, Inc. 7,200 38,110
NPR-RIKEN Corp. 11,677 193,771
NS Solutions Corp. 32,400 767,978
#NS Tool Co., Ltd. 9,800 48,643
NS United Kaiun Kaisha, Ltd. 5,900 155,731

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
NSD Co., Ltd. 26,800 $ 631,108
NSK, Ltd. 236,600 1,035,042
NSW, Inc. 700 15,238
NTN Corp. 888,500 1,369,750
NTT Data Group Corp. 238,900 4,735,626
#*Nxera Pharma Co., Ltd. 32,600 203,407
Oat Agrio Co., Ltd. 2,100 30,151
Obara Group, Inc. 2,500 58,276
Obayashi Corp. 297,000 4,615,118
OBIC Business Consultants
Co., Ltd. 5,000 239,028
Obic Co., Ltd. 115,000 4,023,871
Odakyu Electric Railway Co.,
Ltd. 158,400 1,751,239
#Oenon Holdings, Inc. 10,900 35,381
Ogaki Kyoritsu Bank, Ltd.
(The) 21,700 350,663
#Ohara, Inc. 1,800 13,061
#Ohba Co., Ltd. 1,800 13,490
Ohsho Food Service Corp. 3,700 84,044
OIE Sangyo Co., Ltd. 900 12,499
Oiles Corp. 13,300 199,164
Oita Bank, Ltd. (The) 3,200 76,164
Oji Holdings Corp. 506,300 2,395,199
Okabe Co., Ltd. 7,500 46,586
Okada Aiyon Corp. 3,400 44,621
Okamoto Industries, Inc. 2,300 81,106
Okamoto Machine Tool Works,
Ltd. 1,800 43,978
Okamura Corp. 22,200 308,472
Okasan Securities Group, Inc. 56,600 251,970
Oki Electric Industry Co., Ltd. 129,000 859,156
Okinawa Cellular Telephone
Co. 4,900 145,482
#Okinawa Electric Power Co.,
Inc. (The) 21,100 140,824
Okinawa Financial Group, Inc. 10,079 174,531
OKUMA Corp. 27,400 613,734
Okumura Corp. 12,800 396,635
Okura Industrial Co., Ltd. 5,200 150,561
#Okuwa Co., Ltd. 14,200 90,492
Olympus Corp. 572,100 7,482,141
Omron Corp. 78,200 2,319,027
Onamba Co., Ltd. 1,900 12,028
One Career, Inc. 3,900 51,457
Ono Pharmaceutical Co., Ltd. 192,000 2,210,208
Onoken Co., Ltd. 11,100 116,338
Onward Holdings Co., Ltd. 77,200 312,285
Ootoya Holdings Co., Ltd. 700 25,666
Open House Group Co., Ltd. 47,500 2,103,933
Open Up Group, Inc. 22,300 286,411
Optex Group Co., Ltd. 18,000 192,442
#Optim Corp. 10,900 49,900
Optorun Co., Ltd. 16,900 167,768
Oracle Corp. 19,300 2,321,169
Organo Corp. 15,500 737,837
Oriental Land Co., Ltd. 350,800 7,459,173
Oriental Shiraishi Corp. 82,200 216,680
#Oro Co., Ltd. 4,000 67,022
Shares Value†
JAPAN — (Continued)
Osaka Gas Co., Ltd. 157,200 $ 3,986,206
#Osaka Organic Chemical
Industry, Ltd. 9,100 152,858
Osaka Steel Co., Ltd. 2,700 45,145
#OSAKA Titanium
Technologies Co., Ltd. 23,301 269,536
Osaki Electric Co., Ltd. 14,300 85,014
#OSG Corp. 35,700 423,600
Otsuka Corp. 104,000 2,312,002
Otsuka Holdings Co., Ltd. 181,700 8,862,079
OUG Holdings, Inc. 400 8,861
Oval Corp. 7,700 21,431
Pacific Industrial Co., Ltd. 23,100 202,919
#Pack Corp. (The) 1,600 36,399
PAL GROUP Holdings Co.,
Ltd. 18,200 507,186
PALTAC Corp. 11,800 327,098
Pan Pacific International
Holdings Corp. 203,208 6,282,580
Panasonic Holdings Corp. 973,100 11,195,016
Paramount Bed Holdings Co.,
Ltd., Class A 2,000 32,235
Park24 Co., Ltd. 72,400 1,027,071
Pegasus Co., Ltd. 5,400 17,944
Penta-Ocean Construction
Co., Ltd. 204,160 1,173,662
#People Dreams &
Technologies Group Co., Ltd. 900 11,155
*PeptiDream, Inc. 58,700 797,125
Persol Holdings Co., Ltd. 914,910 1,654,201
Pharma Foods International
Co., Ltd. 12,500 80,009
PHC Holdings Corp.,
Registered 12,000 80,931
Pickles Holdings Co., Ltd. 3,400 22,072
#Pigeon Corp. 56,000 677,818
PILLAR Corp. 11,100 282,480
Pilot Corp. 10,700 298,706
#*PKSHA Technology, Inc. 6,300 124,993
#Plus Alpha Consulting Co.,
Ltd. 24,700 288,490
Pole To Win Holdings, Inc. 7,800 19,686
Port, Inc. 3,000 39,225
Press Kogyo Co., Ltd., Class B 43,600 166,587
Prestige International, Inc. 58,000 272,841
Prima Meat Packers, Ltd. 14,700 237,030
Procrea Holdings, Inc. 12,346 141,082
PS Construction Co., Ltd.,
Registered 7,400 79,478
Punch Industry Co., Ltd. 2,600 7,164
QB Net Holdings Co., Ltd. 11,400 89,033
Qol Holdings Co., Ltd. 16,700 269,045
Quick Co., Ltd. 5,600 82,602
Raccoon Holdings, Inc. 6,400 36,882
Raito Kogyo Co., Ltd. 25,500 474,818
Raiznext Corp. 8,300 86,817
Raksul, Inc. 33,300 268,006
Rakus Co., Ltd. 47,996 724,954
*Rakuten Bank, Ltd. 45,400 1,895,062

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
*Rakuten Group, Inc. 838,800 $ 4,936,712
Rasa Corp. 1,700 16,983
Rasa Industries, Ltd. 5,100 98,146
Recruit Holdings Co., Ltd. 590,800 32,894,936
Relo Group, Inc. 44,701 589,474
Renaissance, Inc. 1,600 11,812
Renesas Electronics Corp. 676,000 7,926,318
Rengo Co., Ltd. 101,000 563,629
#*RENOVA, Inc. 31,155 142,408
Resona Holdings, Inc. 1,292,900 10,323,984
Resonac Holdings Corp. 124,401 2,264,492
Resorttrust, Inc. 236,200 2,425,090
Restar Corp. 8,900 139,452
Retail Partners Co., Ltd. 13,600 130,527
Rheon Automatic Machinery
Co., Ltd. 7,900 64,301
Ricoh Co., Ltd. 307,300 3,244,488
Riken Keiki Co., Ltd. 7,200 134,672
Riken Technos Corp. 17,100 120,242
Riken Vitamin Co., Ltd. 10,600 185,114
Ringer Hut Co., Ltd. 11,200 174,784
Rinnai Corp. 54,700 1,228,296
Rion Co., Ltd. 3,600 59,865
#Riso Kyoiku Co., Ltd. 15,776 26,876
Rohm Co., Ltd., Registered 191,847 1,745,103
Rohto Pharmaceutical Co.,
Ltd. 89,948 1,503,968
Rokko Butter Co., Ltd. 300 2,663
Roland Corp., Registered 8,300 184,166
Rorze Corp. 72,300 722,544
Round One Corp. 114,800 714,683
Royal Holdings Co., Ltd. 16,300 296,883
Ryobi, Ltd. 13,200 192,670
RYODEN Corp. 4,600 78,010
Ryohin Keikaku Co., Ltd. 203,800 6,929,543
Ryoyo Ryosan Holdings, Inc. 12,948 217,494
S Foods, Inc. 8,400 158,707
S&B Foods, Inc. 800 15,872
#Sac's Bar Holdings, Inc. 8,100 47,473
Saibu Gas Holdings Co., Ltd. 13,600 163,898
Saizeriya Co., Ltd. 28,000 901,010
Sakai Chemical Industry Co.,
Ltd. 7,000 123,030
Sakai Heavy Industries, Ltd. 1,200 17,086
Sakai Moving Service Co., Ltd. 10,100 172,983
Sakata INX Corp. 28,800 373,528
Sakata Seed Corp. 9,300 215,483
Sala Corp. 19,800 126,873
#Samco, Inc., Class D 1,700 28,389
San Holdings, Inc. 1,700 14,326
San ju San Financial Group,
Inc. 11,600 186,068
San-A Co., Ltd. 14,200 282,925
San-Ai Obbli Co., Ltd. 20,300 238,665
Sangetsu Corp. 19,100 388,588
San-In Godo Bank, Ltd. (The) 65,400 577,706
#*SANIX HOLDINGS, Inc. 8,800 14,128
*Sanken Electric Co., Ltd. 4,300 189,044
Shares Value†
JAPAN — (Continued)
Sanki Engineering Co., Ltd. 16,000 $ 408,861
Sanko Gosei, Ltd. 12,400 52,942
Sanko Metal Industrial Co.,
Ltd. 900 37,416
Sankyo Co., Ltd. 113,800 1,736,838
#Sankyo Tateyama, Inc. 13,200 58,948
Sankyu, Inc. 23,600 1,033,906
Sanoh Industrial Co., Ltd. 19,900 86,218
Sanrio Co., Ltd. 94,500 3,765,690
#Sansei Technologies, Inc. 6,700 59,184
Sansha Electric Manufacturing
Co., Ltd. 200 1,133
Sanshin Electronics Co., Ltd. 3,400 47,148
#Santec Holdings Corp.,
Registered 2,900 84,272
Santen Pharmaceutical Co.,
Ltd., Registered 181,001 1,836,150
Sanwa Holdings Corp. 90,900 2,986,241
Sanyo Chemical Industries,
Ltd. 4,500 113,573
Sanyo Denki Co., Ltd. 4,400 301,991
#Sanyo Electric Railway Co.,
Ltd. 1,600 22,636
Sanyo Trading Co., Ltd. 10,000 98,219
Sapporo Holdings, Ltd. 30,500 1,694,349
Sato Corp. 17,700 255,871
Sato Shoji Corp. 1,400 14,428
Satori Electric Co., Ltd. 7,000 81,022
Sawai Group Holdings Co.,
Ltd. 73,300 1,053,199
#SBI Global Asset
Management Co., Ltd. 12,600 56,181
SBI Holdings, Inc. 145,200 3,806,105
#SBI Sumishin Net Bank, Ltd. 27,200 789,456
SBS Holdings, Inc. 8,645 173,336
SCREEN Holdings Co., Ltd. 46,799 3,105,060
Scroll Corp. 18,900 135,946
SCSK Corp., Class B 70,501 1,850,009
Secom Co., Ltd., Class B 185,400 6,821,223
Sega Sammy Holdings, Inc. 72,300 1,516,810
Segue Group Co., Ltd. 11,000 41,643
Seibu Holdings, Inc. 109,700 2,654,057
Seika Corp. 5,200 160,039
#Seikitokyu Kogyo Co., Ltd. 15,500 168,648
#Seiko Electric Co., Ltd. 3,500 30,991
Seiko Epson Corp. 166,300 2,318,920
Seiko Group Corp. 15,500 409,668
Seino Holdings Co., Ltd. 49,000 772,238
Seiren Co., Ltd. 17,100 266,378
Sekisui Chemical Co., Ltd. 200,200 3,493,395
Sekisui House, Ltd. 317,100 7,282,807
SEMITEC Corp. 1,900 23,670
Senko Group Holdings Co.,
Ltd. 102,000 1,213,503
Senshu Electric Co., Ltd. 6,900 212,118
Senshu Ikeda Holdings, Inc. 668,900 2,199,342
#Septeni Holdings Co., Ltd. 34,400 87,785
#SERAKU Co., Ltd. 2,100 21,097
Seria Co., Ltd. 21,200 432,056

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
Seven & i Holdings Co., Ltd. 979,400 $ 14,518,657
Seven Bank, Ltd. 394,200 708,034
SFP Holdings Co., Ltd. 3,000 45,261
SG Holdings Co., Ltd. 157,100 1,657,017
Sharingtechnology, Inc. 13,400 106,907
#Sharp Corp. 154,500 915,259
#Shibaura Electronics Co., Ltd. 7,000 289,540
#Shibaura Machine Co., Ltd. 14,200 357,887
Shibaura Mechatronics Corp. 8,800 412,114
Shibusawa Logistics Corp. 1,500 33,441
Shibuya Corp. 9,100 197,771
*SHIFT, Inc. 109,000 1,001,816
Shiga Bank, Ltd. (The) 15,600 624,481
Shikibo, Ltd. 3,400 23,097
Shikoku Bank, Ltd. (The) 19,400 160,760
Shikoku Electric Power Co.,
Inc. 68,600 563,892
Shima Seiki Manufacturing,
Ltd. 14,600 89,459
Shimadzu Corp. 105,300 2,707,799
Shimamura Co., Ltd. 19,900 1,327,039
Shimano, Inc. 22,600 3,198,128
Shimizu Corp. 257,274 2,751,483
#Shimojima Co., Ltd. 5,400 46,678
Shin Nippon Air Technologies
Co., Ltd. 11,000 163,103
Shin Nippon Biomedical
Laboratories, Ltd. 9,000 90,416
Shinagawa Refractories Co.,
Ltd. 17,900 206,307
#Shindengen Electric
Manufacturing Co., Ltd. 4,800 69,389
Shin-Etsu Chemical Co., Ltd. 591,700 17,961,729
Shin-Etsu Polymer Co., Ltd. 17,800 182,318
Shinko Shoji Co., Ltd. 10,800 67,462
Shinmaywa Industries, Ltd. 36,600 343,061
Shinnihon Corp. 4,800 55,524
Shinnihonseiyaku Co., Ltd. 4,100 68,985
Shinsho Corp. 4,500 59,342
Shinwa Co., Ltd. 2,700 57,165
Shionogi & Co., Ltd. 328,200 5,508,348
Ship Healthcare Holdings, Inc. 41,972 608,806
Shiseido Co., Ltd. 158,674 2,618,054
Shizuoka Financial Group, Inc. 225,800 2,498,775
Shizuoka Gas Co., Ltd. 19,300 159,120
SHO-BOND Holdings Co., Ltd. 16,200 581,605
Shoei Co., Ltd. 25,800 302,423
Shoei Foods Corp. 3,700 105,444
Shofu, Inc., Class A 1,200 18,365
Showa Sangyo Co., Ltd. 8,300 176,020
SIGMAXYZ Holdings, Inc. 38,800 283,166
Siix Corp., Registered 12,584 92,633
Simplex Holdings, Inc. 15,900 336,080
Sinfonia Technology Co., Ltd. 12,300 524,285
Sinko Industries, Ltd. 31,600 268,059
SKY Perfect JSAT Holdings,
Inc. 95,800 772,364
#Skylark Holdings Co., Ltd. 150,300 3,123,698
Shares Value†
JAPAN — (Continued)
Skymark Airlines, Inc. 14,100 $ 49,722
Smaregi, Inc. 1,500 33,073
SMC Corp. 10,400 3,388,166
SMS Co., Ltd. 43,500 404,534
Socionext, Inc. 122,502 1,316,141
Soda Nikka Co., Ltd. 2,700 19,478
Sodick Co., Ltd. 23,100 121,298
SoftBank Corp. 11,979,100 18,131,574
Softcreate Holdings Corp.,
Class B 5,600 76,792
Software Service, Inc. 600 53,043
Sohgo Security Services Co.,
Ltd. 154,000 1,216,216
Sojitz Corp. 130,620 3,086,932
Soken Chemical & Engineering
Co., Ltd. 5,800 61,603
Solasto Corp. 33,700 104,190
Soliton Systems K.K. 3,000 26,248
Sompo Holdings, Inc. 402,000 13,090,928
Sony Group Corp. 2,816,400 74,457,686
#Sony Group Corp., ADR 32,000 832,000
Sotetsu Holdings, Inc. 39,700 604,518
Sparx Group Co., Ltd. 11,920 120,587
SPK Corp., Registered 1,700 24,599
#S-Pool, Inc. 30,200 63,093
Square Enix Holdings Co., Ltd. 37,600 2,182,350
SRE Holdings Corp. 6,000 147,644
SRS Holdings Co., Ltd., Class
B 15,600 130,146
St Marc Holdings Co., Ltd.,
Registered 6,800 123,758
Star Mica Holdings Co., Ltd. 13,200 89,949
Star Micronics Co., Ltd. 19,700 226,915
Startia Holdings, Inc. 3,500 51,602
Starts Corp., Inc. 17,700 481,464
Starzen Co., Ltd. 900 7,691
St-Care Holding Corp. 2,300 12,464
Stella Chemifa Corp. 4,500 117,358
Step Co., Ltd. 1,600 25,597
STI Foods Holdings, Inc. 1,500 12,956
Strike Co., Ltd. 4,400 90,412
Studio Alice Co., Ltd. 1,200 17,734
Subaru Corp. 417,000 7,579,028
Subaru Enterprise Co., Ltd. 700 16,146
Sugi Holdings Co., Ltd.,
Registered 54,400 1,146,046
Sugimoto & Co., Ltd.,
Registered 1,400 15,782
#SUMCO Corp. 233,461 1,610,527
Sumida Corp. 20,218 133,662
Sumiseki Holdings, Inc. 1,400 6,998
Sumitomo Bakelite Co., Ltd. 41,139 956,949
Sumitomo Chemical Co., Ltd. 925,200 2,229,327
Sumitomo Corp. 370,100 9,076,064
Sumitomo Electric Industries,
Ltd. 439,400 7,051,224
Sumitomo Forestry Co., Ltd. 95,900 2,761,898
Sumitomo Heavy Industries,
Ltd. 65,477 1,363,798

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
Sumitomo Mitsui Construction
Co., Ltd. 65,100 $ 230,935
Sumitomo Mitsui Financial
Group, Inc. 897,030 21,381,814
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 880,886 12,508,581
Sumitomo Mitsui Trust Group,
Inc. 334,500 8,266,352
Sumitomo Osaka Cement Co.,
Ltd. 17,800 487,678
*Sumitomo Pharma Co., Ltd. 65,100 359,182
Sumitomo Realty &
Development Co., Ltd. 165,300 6,141,966
Sumitomo Riko Co., Ltd. 18,300 209,377
Sumitomo Rubber Industries,
Ltd. 105,200 1,327,538
Sumitomo Seika Chemicals
Co., Ltd. 3,700 123,601
Sun Frontier Fudousan Co.,
Ltd. 22,500 307,435
Sundrug Co., Ltd. 33,300 1,116,848
Suntory Beverage & Food, Ltd. 72,700 2,542,257
Sun-Wa Technos Corp. 2,800 41,497
#SUNWELS Co., Ltd. 13,400 53,547
Suruga Bank, Ltd. 560,500 4,943,277
#Suzuden Corp. 2,600 35,416
Suzuken Co., Ltd. 37,982 1,378,259
Suzuki Co., Ltd. 8,200 92,727
Suzuki Motor Corp. 628,000 7,517,597
#Suzumo Machinery Co., Ltd.,
Class A 1,600 22,109
SWCC Corp., Class B 19,500 885,867
Synchro Food Co., Ltd. 8,700 36,352
Sysmex Corp. 244,800 4,550,527
System Research Co., Ltd. 3,000 36,743
System Support Holdings, Inc. 2,900 40,784
Systems Engineering
Consultants Co., Ltd. 1,200 37,269
Systena Corp. 114,500 298,612
Syuppin Co., Ltd. 13,800 106,422
T&D Holdings, Inc. 239,500 5,089,207
T. RAD Co., Ltd. 1,800 48,395
Tachibana Eletech Co., Ltd.,
Class S 8,100 132,312
Tachi-S Co., Ltd., Class S 22,600 249,703
Tadano, Ltd. 32,000 222,030
Taihei Dengyo Kaisha, Ltd. 2,600 89,133
Taiheiyo Cement Corp. 77,200 2,081,542
Taiheiyo Kouhatsu, Inc. 1,300 6,152
Taiho Kogyo Co., Ltd. 4,100 18,712
Taikisha, Ltd. 15,000 246,495
Taiko Bank, Ltd. (The) 900 8,903
Taisei Corp. 87,600 4,756,464
Taisei Lamick Group Head
Quarter & Innovation Co Ltd 100 1,739
Taiyo Holdings Co., Ltd. 16,900 626,760
#Taiyo Yuden Co., Ltd. 80,585 1,218,605
Takamatsu Construction
Group Co., Ltd. 5,900 119,911
Shares Value†
JAPAN — (Continued)
Takaoka Toko Co., Ltd. 4,700 $ 75,620
Takara & Co., Ltd. 3,700 89,880
Takara Bio, Inc. 20,100 115,127
Takara Holdings, Inc. 88,800 717,173
Takara Standard Co., Ltd. 20,000 252,524
Takasago International Corp. 1,600 75,154
Takasago Thermal
Engineering Co., Ltd. 16,300 722,210
Takashima & Co., Ltd. 5,800 53,145
Takashimaya Co., Ltd. 789,800 6,085,181
Takasho Co., Ltd. 2,400 6,798
Take And Give Needs Co., Ltd. 2,700 16,392
Takeda Pharmaceutical Co.,
Ltd. 673,800 20,468,139
Takeuchi Manufacturing Co.,
Ltd. 25,600 799,551
Takuma Co., Ltd. 10,800 139,391
#Tama Home Co., Ltd. 8,200 229,662
Tamron Co., Ltd. 19,400 437,262
Tamura Corp. 38,359 122,359
Tanseisha Co., Ltd. 23,000 167,372
Tayca Corp. 3,800 34,553
#Tazmo Co., Ltd. 9,500 115,953
TBK Co., Ltd., Class R 3,900 7,902
TDC Soft, Inc. 12,800 112,978
TDK Corp. 781,400 8,334,970
TechMatrix Corp. 20,000 285,334
TECHNO HORIZON Co., Ltd. 800 2,070
Techno Ryowa, Ltd. 2,300 46,116
TechnoPro Holdings, Inc. 46,300 1,044,217
Teijin, Ltd. 108,400 906,246
Teikoku Electric Manufacturing
Co., Ltd. 5,500 107,617
Tekken Corp. 4,400 85,662
Temairazu, Inc., Registered 600 14,891
Tenma Corp. 4,200 104,971
Tera Probe, Inc. 2,500 46,393
#Terasaki Electric Co., Ltd. 1,600 23,466
Terumo Corp. 415,200 7,972,748
Tess Holdings Co., Ltd. 19,001 44,359
THK Co., Ltd. 58,408 1,438,498
TIS, Inc. 107,900 3,124,894
TKC Corp. 7,200 202,916
#*TKP Corp. 2,400 31,800
TOA Corp. 39,600 383,396
TOA ROAD Corp. 17,800 190,304
Toagosei Co., Ltd. 3,600 33,857
TOBISHIMA HOLDINGS, Inc. 7,700 96,844
Tobu Railway Co., Ltd. 89,300 1,629,612
Tocalo Co., Ltd. 37,000 425,925
Tochigi Bank, Ltd. (The) 61,700 139,283
Toda Corp. 129,300 823,082
Toei Animation Co., Ltd. 26,800 650,084
Toenec Corp. 10,400 82,389
Togami Electric Manufacturing
Co., Ltd. 600 14,533
Toho Bank, Ltd. (The) 115,600 283,651
Toho Co., Ltd. 4,200 96,579
Toho Co., Ltd. 35,300 2,019,405

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
Toho Gas Co., Ltd. 27,000 $ 806,934
Toho Holdings Co., Ltd. 17,300 566,519
Toho Titanium Co., Ltd. 21,700 154,565
*Toho Zinc Co., Ltd. 899 3,384
Tohoku Electric Power Co.,
Inc. 223,300 1,602,268
#Tokai Carbon Co., Ltd. 138,800 894,552
Tokai Corp. 800 11,789
TOKAI Holdings Corp. 36,200 254,040
Tokai Rika Co., Ltd. 24,300 362,694
Tokai Tokyo Financial
Holdings, Inc. 106,589 351,959
Tokio Marine Holdings, Inc. 831,000 33,253,982
Tokuyama Corp. 42,000 855,665
*Tokyo Electric Power Co.
Holdings, Inc. 861,428 2,633,684
Tokyo Electron Device, Ltd. 9,500 196,807
Tokyo Electron, Ltd. 184,881 27,510,511
Tokyo Energy & Systems, Inc. 6,700 52,984
Tokyo Gas Co., Ltd. 177,800 5,912,124
Tokyo Kiraboshi Financial
Group, Inc. 19,400 761,638
Tokyo Ohka Kogyo Co., Ltd. 50,500 1,110,618
Tokyo Rope Manufacturing
Co., Ltd. 5,500 46,772
Tokyo Sangyo Co., Ltd. 4,600 22,381
Tokyo Seimitsu Co., Ltd. 22,432 1,253,386
Tokyo Steel Manufacturing
Co., Ltd. 24,500 277,394
Tokyo Tatemono Co., Ltd. 126,700 2,268,591
#Tokyo Tekko Co., Ltd. 7,300 284,037
Tokyotokeiba Co., Ltd. 9,200 270,892
Tokyu Construction Co., Ltd. 41,400 240,029
#Tokyu Corp. 258,400 3,148,480
Tokyu Fudosan Holdings Corp. 387,300 2,703,552
Toli Corp. 25,700 87,925
Tomen Devices Corp. 1,800 67,134
Tomoe Engineering Co., Ltd. 3,000 29,087
Tomoku Co., Ltd. 4,000 68,592
TOMONY Holdings, Inc. 115,100 438,968
Tomy Co., Ltd. 51,900 1,141,043
Topcon Corp. 48,400 1,101,080
Topre Corp. 24,299 296,923
Topy Industries, Ltd. 7,900 114,701
Toray Industries, Inc. 733,000 4,672,721
Torex Semiconductor, Ltd. 1,300 10,809
Toridoll Holdings Corp., Class
A 24,300 727,092
#Torishima Pump
Manufacturing Co., Ltd., Class
A 8,600 118,714
Tosei Corp. 16,700 280,987
Toshiba TEC Corp. 16,500 310,127
Tosho Co., Ltd. 5,100 19,665
Tosoh Corp. 168,600 2,375,222
Totech Corp. 15,600 283,805
Totetsu Kogyo Co., Ltd. 13,200 291,966
TOTO, Ltd. 79,100 2,103,936
Towa Bank, Ltd. (The) 13,400 57,399
Shares Value†
JAPAN — (Continued)
Towa Corp. 34,500 $ 320,958
Towa Pharmaceutical Co., Ltd. 14,800 274,335
Toyo Construction Co., Ltd. 15,000 140,704
Toyo Corp. 6,700 64,539
#Toyo Gosei Co., Ltd. 2,900 97,893
Toyo Innovex Co., Ltd. 6,500 26,339
Toyo Kanetsu KK 3,000 74,453
Toyo Seikan Group Holdings,
Ltd. 59,000 1,030,763
Toyo Suisan Kaisha, Ltd. 45,800 2,960,432
Toyo Tanso Co., Ltd. 8,100 227,429
Toyo Tire Corp. 87,700 1,640,993
Toyobo Co., Ltd. 69,600 431,828
Toyoda Gosei Co., Ltd. 44,800 860,258
Toyota Boshoku Corp. 55,400 795,812
Toyota Motor Corp. 4,002,767 76,581,262
#Toyota Motor Corp.,
Sponsored ADR 9,270 1,772,609
Toyota Tsusho Corp. 431,516 8,546,219
#Traders Holdings Co., Ltd. 9,900 60,591
#Transaction Co., Ltd. 8,200 146,995
*Transaction Media Networks,
Inc. 5,400 10,524
Transcosmos, Inc. 5,700 124,678
TRE Holdings Corp. 34,024 367,337
#Treasure Factory Co., Ltd. 8,300 111,838
Trend Micro, Inc., Class B 66,000 4,733,455
Trenders, Inc. 800 5,115
#Tri Chemical Laboratories,
Inc. 11,900 212,071
Trusco Nakayama Corp. 14,500 216,524
#Tsubaki Nakashima Co., Ltd. 27,900 79,217
Tsubakimoto Chain Co. 41,600 506,584
Tsuburaya Fields Holdings,
Inc. 19,200 250,634
Tsugami Corp. 80,400 992,036
Tsukada Global Holdings, Inc. 4,500 16,783
Tsukishima Holdings Co., Ltd. 13,100 183,679
Tsukuba Bank, Ltd. 54,500 91,317
Tsumura & Co. 27,000 811,666
Tsuruha Holdings, Inc. 22,100 1,777,885
Tsurumi Manufacturing Co.,
Ltd. 1,000 23,170
Tsuzuki Denki Co., Ltd. 2,600 44,476
UACJ Corp. 20,200 681,877
UBE Corp. 59,700 873,485
Ubicom Holdings, Inc. 2,600 23,131
Uchida Yoko Co., Ltd. 1,800 98,556
Ulvac, Inc. 31,257 1,059,504
U-Next Holdings Co., Ltd. 35,300 505,346
Unicharm Corp. 559,233 5,196,742
Union Tool Co. 1,900 48,486
Unipres Corp. 20,700 145,556
United Arrows, Ltd. 14,500 228,621
United Super Markets
Holdings, Inc. 33,446 215,486
#UNITED, Inc. 4,200 20,494
#Universal Entertainment
Corp. 15,900 123,397

Dimensional International Core Equity Market ETF
continued
Shares Value†
JAPAN — (Continued)
Urbanet Corp Co., Ltd. 4,200 $ 13,515
User Local, Inc. 5,000 58,048
Ushio, Inc. 47,200 568,160
USS Co., Ltd. 181,100 1,814,301
UT Group Co., Ltd. 16,700 232,517
V Technology Co., Ltd. 5,100 71,759
Valor Holdings Co., Ltd. 21,100 370,848
Valqua, Ltd. 8,300 174,856
#Value HR Co., Ltd. 7,300 79,889
ValueCommerce Co., Ltd. 13,000 73,822
*V-Cube, Inc. 1,500 1,893
Vector, Inc. 20,600 127,667
Vertex Corp. 300 4,051
Vision, Inc. 25,600 230,622
*Visional, Inc. 13,100 794,229
Vital KSK Holdings, Inc. 20,300 186,719
VT Holdings Co., Ltd. 51,900 184,110
Wacoal Holdings Corp. 14,300 500,259
Wacom Co., Ltd. 82,000 314,456
Wakachiku Construction Co.,
Ltd. 500 14,056
Wakita & Co., Ltd. 17,300 213,339
Warabeya Nichiyo Holdings
Co., Ltd. 7,600 117,644
Watahan & Co., Ltd. 100 1,136
WDB Holdings Co., Ltd. 1,200 15,311
Wealth Management, Inc. 800 5,704
#Weathernews, Inc. 5,600 139,176
Welcia Holdings Co., Ltd. 79,378 1,400,968
Wellneo Sugar Co., Ltd. 900 14,928
Wellnet Corp. 8,800 44,728
#West Holdings Corp. 12,845 142,192
West Japan Railway Co. 227,400 4,776,293
Will Group, Inc. 2,700 18,418
WingArc1st, Inc. 11,700 312,514
Wood One Co., Ltd. 800 4,952
Workman Co., Ltd. 7,200 228,155
World Co., Ltd. 17,401 323,890
World Holdings Co., Ltd. 4,300 60,081
#*W-Scope Corp. 21,000 36,512
Xebio Holdings Co., Ltd. 15,200 139,170
#YAC Holdings Co., Ltd. 8,400 46,935
Yahagi Construction Co., Ltd. 14,900 151,883
Yakult Honsha Co., Ltd. 89,800 1,846,176
YAKUODO Holdings Co., Ltd. 3,500 49,688
YAMABIKO Corp. 20,100 301,275
YAMADA Consulting Group
Co., Ltd. 1,300 15,913
Yamada Holdings Co., Ltd. 309,081 1,000,656
Yamae Group Holdings Co.,
Ltd. 9,864 179,176
#Yamagata Bank, Ltd. (The) 9,700 87,112
Yamaguchi Financial Group,
Inc. 98,100 1,154,037
Yamaha Corp. 173,300 1,263,545
Yamaha Motor Co., Ltd. 637,800 5,016,907
Yamaichi Electronics Co., Ltd. 14,400 201,806
#Yamami Co. 1,200 38,783
Shares Value†
JAPAN — (Continued)
Yamanashi Chuo Bank, Ltd.
(The) 14,000 $ 198,850
#Yamashin-Filter Corp. 9,200 33,603
Yamatane Corp. 700 22,084
Yamato Holdings Co., Ltd. 113,443 1,612,093
#Yamaura Corp. 3,900 33,329
Yamax Corp. 2,800 26,343
Yamaya Corp. 700 14,114
Yamazaki Baking Co., Ltd. 63,100 1,511,587
Yamazen Corp. 22,100 217,529
Yaoko Co., Ltd. 9,800 656,608
Yashima Denki Co., Ltd. 4,600 54,694
Yaskawa Electric Corp. 108,400 2,292,785
#YE DIGITAL Corp. 2,400 10,280
Yellow Hat, Ltd. 36,200 345,656
Yokogawa Bridge Holdings
Corp. 18,600 341,774
Yokogawa Electric Corp. 123,000 2,662,815
Yokohama Rubber Co., Ltd.
(The) 64,200 1,406,513
Yokorei Co., Ltd. 28,900 172,825
Yokowo Co., Ltd. 7,600 65,216
Yondenko Corp. 17,100 161,242
#Yondoshi Holdings, Inc. 5,400 66,629
Yonex Co., Ltd. 27,600 451,615
Yorozu Corp. 7,400 53,124
#*Yoshimura Food Holdings
KK 9,100 57,991
Yoshinoya Holdings Co., Ltd. 29,800 653,703
#Yossix Holdings Co., Ltd. 3,300 64,015
#Yotai Refractories Co., Ltd.,
Registered 100 1,246
Yuasa Trading Co., Ltd. 7,300 223,647
Yukiguni Factory Co Ltd 7,800 63,432
Yurtec Corp. 20,100 258,437
Yushin Co 3,100 13,866
Yutaka Giken Co., Ltd. 2,200 33,392
Zacros Corp. 2,500 69,405
Zenrin Co., Ltd. 16,000 134,605
Zensho Holdings Co., Ltd. 43,600 2,710,939
Zeon Corp. 89,107 872,391
ZERIA Pharmaceutical Co.,
Ltd. 13,100 214,905
ZIGExN Co., Ltd. 35,400 109,694
Zojirushi Corp., Class B 14,200 136,584
ZOZO, Inc., Class B 179,700 1,831,771
#Zuiko Corp. 5,400 40,962
TOTAL JAPAN 2,080,165,969
NETHERLANDS — (3.4%)
Aalberts NV, Registered 54,665 1,810,774
ΩABN AMRO Bank NV 268,822 5,561,624
Acomo NV 1,691 41,617
Ω*Adyen NV 7,200 11,604,138
Aegon, Ltd. 238,436 1,526,511
Aegon, Ltd., Registered 579,921 3,728,892
Akzo Nobel NV 96,337 6,084,442
Ω#*Alfen N.V. 5,897 103,233
Allfunds Group PLC 142,522 803,580

Dimensional International Core Equity Market ETF
continued
Shares Value†
NETHERLANDS — (Continued)
AMG Critical Materials NV 14,341 $ 255,129
APERAM SA 19,399 563,204
Arcadis NV 35,962 1,741,481
ArcelorMittal SA 75,147 2,214,175
ArcelorMittal SA, Sponsored
ADR 164,027 4,869,962
ASM International NV 22,443 10,850,299
ASML Holding NV, Class B 21,241 14,064,889
ASML Holding NV, Class B,
Sponsored NVDR 122,540 81,866,523
ASR Nederland NV, Class B 124,818 7,860,540
Ω#*Basic-Fit NV, Registered 20,251 458,795
BE Semiconductor Industries
NV 27,997 2,999,247
Brunel International NV,
Registered 10,595 111,526
Coca-Cola Europacific
Partners PLC 78,196 7,040,040
Corbion NV 27,235 581,727
Ω*CTP NV 23,061 433,065
Flow Traders, Ltd. 22,995 685,380
ForFarmers NV 3,004 14,359
Fugro NV 69,198 810,207
Fugro NV 64 –
HAL Trust 13,487 1,775,372
*Havas NV 303,994 503,904
Heineken NV 140,975 12,611,950
IMCD NV 30,412 4,039,607
ING Groep NV 1,109,807 21,464,427
*InPost SA 111,875 1,882,176
JDE Peet's NV 62,360 1,509,910
Ω*Just Eat Takeaway.com NV 60,549 1,324,273
*Kendrion NV 20 232
Koninklijke Ahold Delhaize NV 494,160 20,301,174
*Koninklijke BAM Groep NV 176,211 1,191,833
Koninklijke Heijmans N.V 10,342 529,738
Koninklijke KPN NV 2,499,810 11,636,606
*Koninklijke Philips NV 168,037 4,261,573
*Koninklijke Philips NV,
Sponsored ADR 271,274 6,876,796
Koninklijke Vopak NV 31,203 1,292,528
NN Group NV 155,421 9,522,782
*OCI NV 41,020 340,396
#*Pharming Group NV 246,966 217,853
#*PostNL NV 90,146 92,073
*Prosus NV 402,171 18,709,615
#Randstad NV 52,189 2,089,458
SBM Offshore NV 72,214 1,521,937
ΩSignify NV 67,818 1,400,765
Sligro Food Group NV 2,539 34,288
TKH Group NV 23,565 929,528
#*TomTom NV 28,096 148,512
#Universal Music Group NV 360,733 10,600,145
Van Lanschot Kempen NV 17,144 994,886
Wolters Kluwer NV 117,762 20,809,484
TOTAL NETHERLANDS 327,299,180
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 109,555 569,536
Shares Value†
NEW ZEALAND — (Continued)
Air New Zealand, Ltd. 740,122 $ 254,751
Auckland International Airport,
Ltd. 540,996 2,414,329
Channel Infrastructure NZ, Ltd. 136 153
Chorus, Ltd. 92,406 435,417
#Contact Energy, Ltd. 425,340 2,236,426
EBOS Group, Ltd. 70,458 1,530,369
Fisher & Paykel Healthcare
Corp., Ltd. 197,949 3,994,081
*Fletcher Building, Ltd. 394,575 718,874
Freightways Group, Ltd. 8,100 47,348
Genesis Energy, Ltd. 12,389 16,175
*Gentrack Group, Ltd. 60 418
Hallenstein Glasson Holdings,
Ltd. 44 190
Heartland Group Holdings,
Ltd., Class B 593 271
Infratil, Ltd. 289,133 1,810,234
Mainfreight, Ltd. 13,502 444,789
Manawa Energy, Ltd. 40 115
Mercury NZ, Ltd. 231,490 766,569
Meridian Energy, Ltd. 399,535 1,299,332
NZME, Ltd. 136 86
NZX, Ltd. 234 214
*Oceania Healthcare, Ltd. 231,066 89,132
Port of Tauranga, Ltd. 42,351 154,569
*Ryman Healthcare, Ltd. 238,350 312,602
Sanford, Ltd. 52 141
Skellerup Holdings, Ltd., Class
A 5,006 12,537
SKY Network Television, Ltd. 92 135
*SKYCITY Entertainment
Group, Ltd. 253,942 173,308
Spark New Zealand, Ltd. 855,256 1,055,709
*Summerset Group Holdings,
Ltd. 99,898 639,087
Tourism Holdings, Ltd. 87 71
Vector, Ltd. 144 340
*Vista Group International, Ltd. 136 286
TOTAL NEW ZEALAND 18,977,594
NORWAY — (0.7%)
#2020 Bulkers, Ltd. 13,721 146,737
ABG Sundal Collier Holding
ASA 252 159
AF Gruppen ASA 4,550 65,376
*Akastor ASA 92 99
Aker ASA, A Shares 7,109 411,323
Aker BP ASA 182,872 3,936,088
Aker Solutions ASA 112,625 304,752
AKVA Group ASA 8 48
AMSC ASA 56 145
Atea ASA, Class A 33,819 463,098
Austevoll Seafood ASA 45,342 425,876
Ω*AutoStore Holdings, Ltd. 27,736 12,437
Ω#Avance Gas Holding, Ltd. 12,339 4,652
Bakkafrost P/F 19,996 1,005,590
*BLUENORD ASA 7,522 432,318
Bonheur ASA 1,368 31,661

Dimensional International Core Equity Market ETF
continued
Shares Value†
NORWAY — (Continued)
Borregaard ASA 32,324 $ 556,088
Bouvet ASA 10,953 84,392
ΩBW LPG, Ltd. 59,966 597,928
BW Offshore, Ltd. 51,891 142,363
*Cadeler A/S 73,191 381,837
*Cadeler A/S, ADR 1,332 27,799
Ω*Crayon Group Holding ASA 27,340 326,922
DNB Bank ASA 322,313 8,043,877
DNO ASA 357,917 411,003
*DOF Group ASA 12,037 93,847
*Edda Wind ASA 566 1,255
ΩElkem ASA 222,686 390,830
*Elliptic Laboratories ASA 11,808 10,908
ΩElmera Group ASA 59,507 211,747
Elopak ASA 68,814 281,030
Ω*Entra ASA, Class B 29,422 339,901
Equinor ASA 396,496 9,096,129
Equinor ASA, Sponsored ADR 21,846 486,947
ΩEuropris ASA 82,067 610,164
#FLEX LNG, Ltd. 3,681 86,835
#FLEX LNG, Ltd. 11,223 271,648
#Frontline PLC 71,475 1,204,466
#Gjensidige Forsikring ASA 56,498 1,321,744
#Golden Ocean Group, Ltd. 56,138 431,458
Grieg Seafood ASA 30,142 189,660
Hafnia, Ltd. 167,603 773,370
*Hexagon Composites ASA 102,313 183,118
#Hoegh Autoliners ASA 77,242 618,237
ΩKid ASA 18,701 261,851
Kitron ASA 79,532 391,143
ΩKlaveness Combination
Carriers ASA 15,873 92,147
*Kongsberg Automotive ASA 648,334 84,153
Kongsberg Gruppen ASA 26,988 4,341,003
Leroy Seafood Group ASA 100,224 438,397
*LINK Mobility Group Holding
ASA 134,291 315,333
Magnora ASA 15,941 33,973
Mowi ASA 140,180 2,569,754
MPC Container Ships ASA 201,462 297,240
*Napatech A/S 4,182 7,783
NORBIT ASA 16,414 224,447
*Nordic Semiconductor ASA 60,129 594,335
Norsk Hydro ASA 537,607 2,830,616
Ω#*Norske Skog ASA 31,139 53,990
*Norwegian Air Shuttle ASA 80,267 105,385
Odfjell Drilling, Ltd. 78,250 405,966
Odfjell SE, A Shares 5,925 55,708
Odfjell Technology, Ltd., Class
B 10,110 40,216
*OKEA ASA 25,553 40,165
Ω#Okeanis Eco Tankers Corp. 5,955 138,683
Olav Thon Eiendomsselskap
ASA 16 398
Orkla ASA 171,840 1,915,603
Panoro Energy ASA 62,855 137,894
Pareto Bank ASA 1,970 13,982
Pexip Holding ASA 26,409 99,957
Shares Value†
NORWAY — (Continued)
Protector Forsikring ASA 25,909 $ 913,190
Rana Gruber ASA 20,716 147,630
Rogaland Sparebank, Class B 985 12,251
Salmar ASA 27,775 1,372,686
*SATS ASA 67,978 245,823
Ω*Scatec ASA 48,522 369,883
Schibsted ASA, Class B 27,013 822,116
Schibsted ASA, Registered 37,362 1,077,270
Sea1 offshore, Inc. 23,842 44,833
Ω#*Shelf Drilling, Ltd. 62,389 28,156
*Solstad Offshore ASA, Class
A 14,780 53,875
SpareBank 1 Helgeland 324 5,096
Sparebank 1 Oestlandet 10,946 182,610
SpareBank 1 Sor-Norge ASA 35,515 566,462
Sparebanken More 1,509 14,552
Stolt-Nielsen, Ltd., Class R 7,775 174,695
Storebrand ASA, Class B 245,733 2,959,711
Subsea 7 SA 113,966 1,719,939
Telenor ASA 232,561 3,503,009
TGS ASA 119,901 889,723
*TOMRA Systems ASA 87,671 1,373,829
Var Energi ASA 387,009 1,066,239
Veidekke ASA 34,634 522,351
Wallenius Wilhelmsen ASA 76,318 550,125
Wilh Wilhelmsen Holding ASA,
A Shares 8,607 322,038
Wilh Wilhelmsen Holding ASA,
B Shares 562 20,486
Yara International ASA 58,419 1,888,345
*Zalaris ASA 1,792 14,585
*Zaptec ASA 6,677 11,397
TOTAL NORWAY 70,778,889
PORTUGAL — (0.2%)
#Altri SGPS SA 30,524 210,722
Banco Comercial Portugues
SA, Class R 3,680,003 2,358,515
Corticeira Amorim SGPS SA 16,647 144,008
CTT-Correios de Portugal SA 45,042 397,836
*EDP Renovaveis SA 89,381 838,741
EDP SA 1,443,283 5,702,912
Galp Energia SGPS SA 254,878 3,950,508
Ibersol SGPS SA 1,952 20,636
Jeronimo Martins SGPS SA 102,601 2,486,590
#Mota-Engil SGPS SA 54,802 217,539
Navigator Co. SA (The), Class
B 136,275 518,331
NOS SGPS SA 159,597 666,726
REN - Redes Energeticas
Nacionais SGPS SA 150,707 495,961
Semapa-Sociedade de
Investimento e Gestao 1,384 25,943
Sonae SGPS SA 442,479 563,347
TOTAL PORTUGAL 18,598,315
SINGAPORE — (1.0%)
*AEM Holdings, Ltd. 147,916 133,676
Aztech Global, Ltd. 64,700 26,262
Banyan Tree Holdings, Ltd. 300 75

Dimensional International Core Equity Market ETF
continued
Shares Value†
SINGAPORE — (Continued)
Bukit Sembawang Estates,
Ltd. 6,500 $ 17,623
CapitaLand Investment, Ltd. 1,167,200 2,458,298
Centurion Corp., Ltd. 38,300 36,960
China Aviation Oil Singapore
Corp., Ltd. 65,300 42,510
City Developments, Ltd. 252,100 959,590
ComfortDelGro Corp., Ltd. 1,436,900 1,683,738
*COSCO SHIPPING
International Singapore Co.,
Ltd. 370,500 35,470
*CSE Global, Ltd. 193,961 62,391
DBS Group Holdings, Ltd. 721,482 23,456,315
Delfi, Ltd. 40,300 22,222
DFI Retail Group Holdings,
Ltd. 91,400 231,242
*Far East Orchard, Ltd. 205 160
First Resources, Ltd. 218,400 252,573
Food Empire Holdings, Ltd.,
Registered 9,900 11,449
#Frencken Group, Ltd. 241,000 186,421
*Fu Yu Corp., Ltd. 700 53
Genting Singapore, Ltd. 3,369,100 1,909,423
Golden Agri-Resources, Ltd. 809,000 148,702
GuocoLand, Ltd. 400 432
Hong Fok Corp., Ltd. 39,300 22,123
Hong Leong Asia, Ltd. 37,600 31,389
Hongkong Land Holdings, Ltd. 554,800 2,712,972
Hour Glass, Ltd. (The) 200 241
Hutchison Port Holdings Trust,
Class U 1,106,500 164,869
iFAST Corp., Ltd. 42,900 204,364
*ISDN Holdings, Ltd. 519 125
Keppel Infrastructure Trust 853,075 261,339
Keppel, Ltd. 721,200 3,623,399
Low Keng Huat Singapore,
Ltd. 200 46
Mandarin Oriental
International, Ltd. 200 360
Marco Polo Marine, Ltd. 477,100 15,347
Nanofilm Technologies
International, Ltd. 107,100 43,063
NetLink NBN Trust 975,800 683,815
Olam Group, Ltd. 162,090 119,795
OUE, Ltd. 21,500 15,478
Oversea-Chinese Banking
Corp., Ltd. 1,152,436 14,254,302
Propnex, Ltd. 14,500 11,660
Raffles Medical Group, Ltd. 347,100 268,493
*Rex International Holding, Ltd. 621,700 56,661
Riverstone Holdings, Ltd. 367,500 254,719
SATS, Ltd. 514,618 1,107,511
*Seatrium, Ltd. 1,254,337 1,834,865
Sembcorp Industries, Ltd. 486,800 2,460,657
Sheng Siong Group, Ltd. 116,700 157,304
SIA Engineering Co., Ltd.,
Registered 100 172
Sing Holdings, Ltd. 200 52
Singapore Airlines, Ltd. 953,200 4,898,500
Shares Value†
SINGAPORE — (Continued)
Singapore Exchange, Ltd. 462,600 $ 5,087,643
Singapore Technologies
Engineering, Ltd. 811,800 4,607,060
Singapore
Telecommunications, Ltd. 1,035,300 2,997,192
StarHub, Ltd. 181,500 162,637
UMS Integration, Ltd. 239,200 197,852
United Overseas Bank, Ltd. 513,800 13,631,027
*UOB-Kay Hian Holdings, Ltd. 9,066 12,498
*UOL Group, Ltd. 258,000 1,140,124
Venture Corp., Ltd. 163,100 1,449,001
Vicom, Ltd. 100 103
Wee Hur Holdings, Ltd. 210,900 84,799
Wilmar International, Ltd. 957,500 2,243,969
Wing Tai Holdings, Ltd. 55,100 49,374
*Yangzijiang Shipbuilding
Holdings, Ltd. 1,279,400 2,185,082
TOTAL SINGAPORE 98,727,567
SOUTH AFRICA — (0.0%)
Anglogold Ashanti PLC, Class
H 2,114 89,126
TOTAL SOUTH AFRICA 89,126
SPAIN — (2.7%)
Acciona SA 16,424 2,397,228
Acerinox SA 110,900 1,252,463
*ACS Actividades de
Construccion y Servicios SA 86,615 5,425,129
ΩAedas Homes SA 4,914 158,643
ΩAena SME SA 35,715 8,988,634
*Almirall SA 41,451 459,415
Amadeus IT Group SA 217,866 17,133,079
Atresmedia Corp. de Medios
de Comunicacion SA 68,220 431,173
Audax Renovables SA 41,218 70,844
Banco Bilbao Vizcaya
Argentaria SA 579,647 7,946,508
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,896,643 25,984,009
Banco de Sabadell SA 1,854,929 5,406,432
Banco Santander SA 3,370,435 23,685,380
Banco Santander SA,
Sponsored ADR 1,949,140 13,643,980
Bankinter SA 354,008 4,120,771
CaixaBank SA 1,920,682 14,698,228
ΩCellnex Telecom SA 214,679 8,697,465
CIE Automotive SA 9,664 255,414
Construcciones y Auxiliar de
Ferrocarriles SA 12,116 592,234
Corp ACCIONA Energias
Renovables SA 20,586 384,715
Ebro Foods SA 23,189 452,867
#*eDreams ODIGEO SA 12,786 106,829
Elecnor SA 3,585 76,941
Enagas SA 105,238 1,647,297
#Ence Energia y Celulosa SA 104,121 336,141
Endesa SA 182,955 5,511,319
Ercros SA 10,564 35,846

Dimensional International Core Equity Market ETF
continued
Shares Value†
SPAIN — (Continued)
Faes Farma SA 95,579 $ 463,934
Ferrovial SE 183,517 8,945,332
Fluidra SA 43,517 1,005,190
ΩGestamp Automocion SA 46,105 137,314
ΩGlobal Dominion Access SA 7,538 24,935
*Grenergy Renovables SA 714 40,988
*Grifols SA 171,595 1,617,834
Grupo Catalana Occidente SA 6,653 371,334
Grupo Empresarial San Jose
SA 12 79
Iberdrola SA 1,760,882 31,816,778
Iberpapel Gestion SA 4 93
Indra Sistemas SA 59,989 1,910,756
Industria de Diseno Textil SA 423,413 22,737,331
Laboratorios Farmaceuticos
Rovi SA 7,573 443,774
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 177,046 257,609
Logista Integral SA, Class R 25,170 861,794
Mapfre SA 520,991 1,856,071
Melia Hotels International SA 69,166 500,838
Miquel y Costas & Miquel SA 16 245
#Naturgy Energy Group SA 124,998 3,728,484
ΩNeinor Homes SA 17,468 304,206
*Obrascon Huarte Lain SA 103,072 36,263
Pharma Mar SA 4,429 374,328
Prim SA 4 46
Realia Business SA 136 139
Redeia Corp. SA 188,273 3,959,362
Renta 4 Banco SA 8 122
Repsol SA 600,201 7,375,438
*Sacyr SA 326,131 1,195,233
*Solaria Energia y Medio
Ambiente SA 27,484 207,263
#*<Soltec Power Holdings SA,
Class A 10,546 14,374
Ω*Talgo SA 7,078 25,586
*Tecnicas Reunidas SA 27,299 459,276
#Telefonica SA 2,076,061 10,662,321
Telefonica SA, Sponsored
ADR 293,622 1,500,408
Tubacex SA 7,551 31,073
ΩUnicaja Banco SA 664,865 1,266,697
Vidrala SA 7,751 844,090
*Viscofan SA 18,842 1,362,227
Vocento SA 52 41
TOTAL SPAIN 256,238,190
SWEDEN — (2.9%)
AAK AB 81,290 2,127,300
ΩAcadeMedia AB 58,263 479,036
AddLife AB, Class B 47,727 905,561
Addnode Group AB 42,195 365,300
AddTech AB, B Shares 124,063 4,175,352
AFRY AB 62,535 1,086,026
Alfa Laval AB 107,857 4,474,239
ΩAlimak Group AB 20,726 262,167
Alleima AB 101,661 798,435
Alligo AB, Registered 7,887 90,115
Shares Value†
SWEDEN — (Continued)
ΩAmbea AB, Class B 65,351 $ 791,402
AQ Group AB 30,275 488,109
Arjo AB, Class B 120,034 401,238
*Asmodee Group AB, Class B 65,489 723,136
Assa Abloy AB, Class B 343,179 10,375,535
Atlas Copco AB, Class A 330,896 4,612,693
Atlas Copco AB, Class B 1,165,255 18,104,227
*Atrium Ljungberg AB, B
Shares 76,910 273,474
Ω*Attendo AB 88,331 600,785
Avanza Bank Holding AB 71,491 2,390,470
Axfood AB 56,993 1,597,239
*Balco Group AB 3,031 7,511
Beijer Alma AB, Class B 19,723 411,028
Beijer Ref AB 161,712 2,468,041
Bergman & Beving AB 4,765 144,508
*Betsson AB, Class B 140,824 2,477,769
#*Better Collective A/S 21,613 284,815
*BHG Group AB 106,718 257,365
Bilia AB, A Shares 14,050 177,284
Billerud Aktiebolag 125,986 1,329,757
BioGaia AB, B Shares 27,352 290,680
Biotage AB 28,836 420,959
*Boliden AB 160,257 4,919,916
*Bonava AB, B Shares 33,735 44,911
Ω*Boozt AB, Class A 27,140 237,917
ΩBravida Holding AB 110,959 1,056,106
Bufab AB 10,264 425,889
Bulten AB 1,388 8,505
Byggmax Group AB 34,529 172,020
#*Camurus AB 10,830 697,304
*Castellum AB 215,836 2,619,374
Catella AB 28 85
Catena AB 23,567 1,108,846
Cellavision AB 1,798 37,657
*Cint Group AB 156,320 118,234
Clas Ohlson AB, B Shares 24,187 687,625
Cloetta AB, B Shares 122,211 356,056
Coinshares International, Ltd. 6,874 55,164
ΩCoor Service Management
Holding AB 65,265 263,905
#Corem Property Group AB,
Class D 353,879 179,124
CTT Systems AB 663 14,009
Dios Fastigheter AB 59,431 414,080
ΩDometic Group AB 132,172 476,071
Ω#*Dustin Group AB 124,036 44,368
*Dynavox Group AB 38,490 347,391
Elanders AB, Class B 4 22
*Electrolux AB, Class B 160,885 1,000,850
*Electrolux Professional AB,
Class B 71,295 416,169
Elekta AB, Class B 213,027 1,082,264
#*Embracer Group AB 65,489 826,073
Ependion AB, Class B 1,214 14,525
Epiroc AB, Class A 63,907 1,253,637
Epiroc AB, Class B 313,772 6,792,771
#EQT AB 12,502 360,092

Dimensional International Core Equity Market ETF
continued
Shares Value†
SWEDEN — (Continued)
Essity AB, Class A 234,537 $ 6,769,910
Essity AB, Class A 16 460
Ω*Evolution AB 52,174 3,647,079
Fabege AB 128,105 1,095,113
Fagerhult Group AB 38,059 165,338
*Fastighets AB Balder, Class B 369,547 2,651,417
*Fastighetsbolaget Emilshus
AB, Class A 95 450
*Fenix Outdoor International
AG 178 11,258
*Ferronordic AB 8 39
Fortnox AB 255,548 2,304,593
Getinge AB, B Shares 123,078 2,376,087
Granges AB 60,454 756,545
H & M Hennes & Mauritz AB,
Class B 259,931 3,774,361
Hanza AB 21,400 159,975
Heba Fastighets AB, Class B 36,464 110,395
*Hemnet Group AB 41,876 1,437,128
*Hexagon AB, Class B 612,043 5,944,716
#*Hexatronic Group AB 100,956 268,486
Hexpol AB 134,164 1,164,297
#*HMS Networks AB 6,534 292,255
#Holmen AB, B Shares 38,087 1,510,859
Hufvudstaden AB, Class A 56,253 685,308
*Humana AB 17,771 75,267
Husqvarna AB, Class U 175,386 819,204
Husqvarna AB, Class U 8 37
Indutrade AB 104,672 2,830,352
Instalco AB 129,157 359,956
*International Petroleum Corp. 45,945 628,326
INVISIO AB 18,038 723,772
Inwido AB 38,745 824,319
ITAB Shop Concept AB 4,263 11,271
JM AB 45,893 734,676
*Karnov Group AB 5,994 56,429
#*K-fast Holding AB 4,772 6,192
KNOW IT AB 12,728 191,087
Lagercrantz Group AB, B
Shares 75,501 1,715,914
Lifco AB, Class B 56,521 2,190,541
Lindab International AB 41,411 874,170
Loomis AB 46,153 1,933,230
*Medcap AB 5,519 248,916
Medicover AB, Class B 15,774 394,967
MEKO AB 25,759 338,650
MIPS AB 4,573 162,060
*Modern Times Group MTG
AB, Class B 54,450 656,004
Momentum Group AB 3,041 50,321
ΩMunters Group AB 65,918 846,794
Mycronic AB 30,640 1,221,801
#NCAB Group AB, Class B 64,948 286,326
NCC AB, Class B 61,989 1,160,739
Nederman Holding AB 519 9,094
*Net Insight AB, Class B 33,425 10,119
New Wave Group AB, Class B 56,921 696,397
Nibe Industrier AB, Class B 250,443 1,058,908
#*Nobia AB 291,975 100,323
Shares Value†
SWEDEN — (Continued)
Nolato AB, Class B 99,531 $ 559,835
Nordnet AB (publ), Registered 68,985 1,816,731
*Norion Bank AB 12,598 51,627
Note AB, Registered 7,683 128,250
NP3 Fastigheter AB 10,262 267,591
*Nyfosa AB 92,713 871,867
OEM International AB, Class B 4,146 59,321
#*Orron Energy ab 123,056 61,573
Peab AB, Class B 97,130 808,166
Platzer Fastigheter Holding
AB, Class B 33,443 262,831
Prevas AB, Class B 1,282 13,009
Proact IT Group AB 10,794 130,044
Ratos AB, B Shares 129,970 442,536
RaySearch Laboratories AB 14,055 379,613
Rejlers AB 4 74
*Rottneros AB 48 30
Rvrc Holding AB 32,833 170,141
Saab AB, Class B 90,136 4,185,830
Sagax AB, Class B 100,325 2,280,090
#Samhallsbyggnadsbolaget i
Norden AB 839,642 341,432
Samhallsbyggnadsbolaget i
Norden AB, Class D 112 79
Sandvik AB 427,586 8,871,005
Scandi Standard AB 13,215 120,711
ΩScandic Hotels Group AB 312,083 2,415,473
*Sdiptech AB 18,944 424,649
*Sectra AB, Class B 44,526 1,369,264
Securitas AB, Class B 266,026 4,233,843
*Sensys Gatso Group AB 6 27
Ω*Sinch AB 384,743 897,543
*Sivers Semiconductors AB 49,434 18,626
Skandinaviska Enskilda
Banken AB, Class B 3,802 64,175
Skandinaviska Enskilda
Banken AB, Class C 664,615 10,505,092
Skanska AB, Class B 173,645 4,031,054
SKF AB, B Shares 220,883 4,340,986
SKF AB, Class A 38 756
SkiStar AB 22,073 381,962
Solid Forsakring AB 511 4,085
SSAB AB, Class A 282,549 1,759,468
SSAB AB, Class A 83,839 530,247
*Stendorren Fastigheter AB 8 171
*Stillfront Group AB 72,394 37,109
Storskogen Group AB, Class B 764,569 998,032
#Svenska Cellulosa AB SCA,
Class A 314,005 4,079,340
#Svenska Cellulosa AB SCA,
Class B 8 103
#Svenska Handelsbanken AB,
Class B 6,673 131,178
Svenska Handelsbanken AB,
Class B 550,978 7,217,915
Sweco AB, Class A 89,202 1,565,791
Swedbank AB, Class B 359,398 8,939,396
*Swedish Logistic Property AB,
Registered 6,860 28,095

Dimensional International Core Equity Market ETF
continued
Shares Value†
SWEDEN — (Continued)
*Swedish Orphan Biovitrum
AB, Class A 88,103 $ 2,676,459
Synsam AB 42,185 214,317
Systemair AB 20,642 175,924
Tele2 AB, Class B 325,976 4,807,731
Telefonaktiebolaget LM
Ericsson, Class A 1,427,874 12,047,858
Telia Co. AB 1,145,652 4,294,013
*TF Bank AB 672 24,804
ΩThule Group AB 53,253 1,214,700
Trelleborg AB, Class B 97,052 3,348,807
Troax Group AB, Class B 4,637 64,520
Truecaller AB, Class B 160,267 1,208,869
*VBG Group AB, Class B 9,413 263,899
Vitec Software Group AB, B
Shares 13,343 610,091
Vitrolife AB 43,153 705,130
Volati AB 1,178 14,534
#Volvo AB, Class A 821,597 22,369,477
Volvo AB, Class B 40,292 1,099,530
#*Volvo Car AB, Class R 86,312 147,076
Wallenstam AB, B Shares 181,756 898,896
Wihlborgs Fastigheter AB 140,749 1,459,310
TOTAL SWEDEN 279,207,458
SWITZERLAND — (8.1%)
ABB, Ltd., Registered 542,111 28,492,576
Accelleron Industries AG 45,600 2,449,387
Adecco Group AG 62,010 1,616,373
Alcon AG 24,840 2,407,976
Alcon AG, ADR 221,801 21,649,996
Allreal Holding AG, Registered 8,700 1,924,746
ALSO Holding AG, Registered 3,140 961,010
*ams-OSRAM AG 41,599 367,772
APG SGA SA 52 14,111
#Arbonia AG 28,402 215,672
*Aryzta AG 538,497 1,353,860
Autoneum Holding AG 1,858 279,915
Avolta AG 66,882 3,052,115
Baloise Holding AG,
Registered 22,766 5,078,196
*Banque Cantonale de
Geneve, Registered 24 7,214
*Banque Cantonale Vaudoise,
Registered 17,006 2,098,459
#Barry Callebaut AG,
Registered 268 241,665
*Basilea Pharmaceutica AG
Allschwil, Registered 5,069 272,650
Belimo Holding AG, Class R 3,715 3,155,546
Bell Food Group AG 1,188 383,832
Bellevue Group AG, Class BR 16 167
Berner Kantonalbank AG,
Registered 1,678 517,643
BKW AG 10,990 2,213,380
Bossard Holding AG,
Registered 3,026 662,093
Bucher Industries AG,
Registered 4,096 1,769,492
Shares Value†
SWITZERLAND — (Continued)
Burckhardt Compression
Holding AG 1,715 $ 1,164,551
Burkhalter Holding AG 2,595 387,158
Bystronic AG 470 144,131
*Calida Holding AG,
Registered 370 7,141
Cembra Money Bank AG 16,914 2,047,999
Chocoladefabriken Lindt &
Spruengli AG 33 4,690,478
Cie Financiere Richemont SA,
Registered 190,897 33,742,366
Cie Financiere Tradition SA,
Class BR 245 64,995
#Clariant AG, Registered 117,417 1,313,127
#Coltene Holding AG,
Registered 106 8,062
COSMO Pharmaceuticals NV 4,801 278,391
Daetwyler Holding AG, Class
BR 1,178 170,303
DKSH Holding AG 19,825 1,466,821
#*DocMorris AG 5,712 161,264
dormakaba Holding AG 1,683 1,421,359
EFG International AG 58,075 877,751
Emmi AG, Registered 822 809,246
#EMS-Chemie Holding AG 2,856 2,111,372
Flughafen Zurich AG,
Registered 12,954 3,269,437
Forbo Holding AG, Registered 475 456,069
ΩGalenica AG 28,374 2,983,284
*GAM Holding AG 12,438 1,574
Geberit AG, Registered 16,022 11,117,425
Georg Fischer AG, Registered 40,495 2,927,171
Givaudan SA, Registered 3,341 16,189,671
Helvetia Holding AG,
Registered 20,368 4,493,725
Hiag Immobilien Holding AG 1,840 223,912
Holcim AG 255,552 28,486,235
Huber + Suhner AG,
Registered 9,535 841,238
Implenia AG, Registered 8,663 492,318
*Inficon Holding AG,
Registered 5,610 595,305
Interroll Holding AG, Class R 383 838,941
Intershop Holding AG 1,950 320,827
Julius Baer Group, Ltd.,
Registered 110,468 7,157,063
Jungfraubahn Holding AG,
Registered 2,521 608,047
Kardex Holding AG,
Registered 2,902 729,252
*Komax Holding AG, Class R 2,058 257,453
Kuehne + Nagel International
AG, Class R 20,251 4,653,972
Landis+Gyr Group AG 70,673 4,549,561
#LEM Holding SA, Registered 106 88,489
Liechtensteinische
Landesbank AG, Class B 2,139 197,306
Logitech International SA,
Class R 17,349 1,309,805

Dimensional International Core Equity Market ETF
continued
Shares Value†
SWITZERLAND — (Continued)
#Logitech International SA,
Class R, ADR 49,137 $ 3,704,439
Lonza Group AG, Registered 30,561 21,890,118
Luzerner Kantonalbank AG,
Registered 2,139 181,428
ΩMedacta Group SA 3,431 556,141
ΩMedmix AG 10,297 129,566
Meier Tobler Group AG 1,545 65,147
Mikron Holding AG, Registered 2,562 49,884
#Mobilezone Holding AG,
Registered 24,166 332,898
Mobimo Holding AG, Class B 3,933 1,524,382
Ω*Montana Aerospace AG 15,866 318,575
Nestle SA, Class B 983,360 104,995,444
#Novartis AG, Class B,
Sponsored ADR 607,196 68,910,674
Novartis AG, Registered 232,658 26,554,297
OC Oerlikon Corp. AG
Pfaffikon 107,315 456,032
#Orior AG 785 17,806
Partners Group Holding AG 11,345 14,848,248
Plazza AG, Registered 36 15,684
Ω*PolyPeptide Group AG 8,997 208,461
PSP Swiss Property AG,
Registered 22,721 4,061,716
Rieter Holding AG, Registered 1,565 133,313
Roche Holding AG, Class A 279,525 91,604,603
Roche Holding AG, Class B 8,960 3,135,864
Romande Energie Holding SA,
Registered 250 13,051
Sandoz Group AG 154,270 6,717,105
Sandoz Group AG, ADR 67,959 2,948,061
Schindler Holding AG,
Registered 10,532 3,742,433
Schweiter Technologies AG,
Registered 502 232,139
Ω*Sensirion Holding AG 128 9,922
*SFS Group AG 9,324 1,259,463
*SGS SA, Registered 80,273 7,885,168
*Siegfried Holding AG,
Registered 30,570 3,645,707
#SIG Group AG 170,406 3,299,251
Sika AG, Registered 65,110 16,306,222
SKAN Group AG, Class A 5,159 421,886
*Softwareone Holding AG 35,213 244,252
Sonova Holding AG 22,191 6,842,956
*St. Galler Kantonalbank AG,
Registered 546 330,225
Stadler Rail AG 18,648 491,985
Straumann Holding AG, Class
R 37,866 4,637,923
Sulzer AG, Registered 10,393 1,760,518
#Swatch Group AG (The),
Class BR 15,447 2,672,091
Swatch Group AG (The),
Registered 25,234 880,081
Swiss Life Holding AG,
Registered 16,138 16,142,910
Shares Value†
SWITZERLAND — (Continued)
Swiss Prime Site AG,
Registered 41,076 $ 5,813,372
Swiss Re AG, Registered 150,368 27,036,047
Swisscom AG, Registered 11,577 7,748,525
Swissquote Group Holding SA,
Registered 5,251 2,702,979
Tecan Group AG, Class R 3,926 762,506
Temenos AG, Registered 23,275 1,671,098
TX Group AG 1,375 310,222
u-blox Holding AG 3,839 389,156
UBS Group AG 517,891 15,686,409
#UBS Group AG, ADR 634,539 19,182,114
Valiant Holding AG 8,715 1,289,618
ΩVAT Group AG 9,287 3,326,029
Vaudoise Assurances Holding
SA 379 277,649
Vetropack Holding AG 4,960 172,023
Vontobel Holding AG, Class R 15,644 1,132,726
#VP Bank AG, Class A 649 64,920
Ypsomed Holding AG,
Registered 1,876 797,885
Zehnder Group AG,
Registered 5,413 360,976
Zug Estates Holding AG, Class
B 9 23,219
Zurich Insurance Group AG 52,753 37,387,706
TOTAL SWITZERLAND 775,153,689
UNITED KINGDOM — (12.3%)
4imprint Group PLC 3,674 166,851
Aberdeen Group PLC 3 6
Admiral Group PLC 136,467 5,938,658
ΩAirtel Africa PLC 447,549 1,025,213
AJ Bell PLC 150,696 847,812
Anglo American PLC 602,508 16,328,806
Antofagasta PLC 137,955 3,009,076
Ashmore Group PLC 62,285 120,382
Ashtead Group PLC 250,722 13,362,106
*ASOS PLC 1,022 3,918
Associated British Foods PLC 149,709 4,127,311
AstraZeneca PLC 521,153 74,678,155
ΩAuto Trader Group PLC 445,795 4,997,010
Aviva PLC 1,167,279 8,731,166
B&M European Value Retail
SA 549,581 2,469,433
Babcock International Group
PLC 444,611 4,774,697
BAE Systems PLC 1,035,935 24,000,284
Balfour Beatty PLC,
Registered 268,941 1,643,814
Barclays PLC 8,013,359 31,767,868
Barratt Redrow PLC,
Registered 734,100 4,567,350
Beazley PLC 455,712 5,383,911
Bellway PLC 64,166 2,298,653
Berkeley Group Holdings PLC,
Registered 51,540 2,870,715
Bodycote PLC 24,167 153,652
#*boohoo Group PLC 122,744 35,413

Dimensional International Core Equity Market ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
BP PLC 6,887,961 $ 32,228,522
Breedon Group PLC 79,997 460,105
British American Tobacco PLC 713,424 30,950,902
BT Group PLC, Registered 4,669,273 10,839,484
Bunzl PLC 144,197 4,526,199
Burberry Group PLC 55,691 538,261
*Carnival PLC 34,145 570,322
Centrica PLC 2,745,598 5,873,182
Clarkson PLC 1,387 60,859
*Close Brothers Group PLC 754 3,271
Coats Group PLC 835,491 807,960
Coca-Cola HBC AG 114,633 5,971,506
Compass Group PLC 669,370 22,512,905
Computacenter PLC 38,324 1,233,666
ΩConvaTec Group PLC 629,246 2,183,580
Cranswick PLC 26,637 1,842,997
Croda International PLC 2,279 89,830
CVS Group PLC 2,416 34,723
DCC PLC 51,487 3,360,165
Diageo PLC 690,402 19,291,824
Diploma PLC 42,111 2,228,536
Direct Line Insurance Group
PLC 703,731 2,660,129
Domino's Pizza Group PLC 87,367 313,913
Dr. Martens PLC 794 583
Drax Group PLC 218,732 1,802,632
Dunelm Group PLC 66,979 984,999
easyJet PLC 144,795 956,571
Energean PLC 96,499 1,136,844
Entain PLC, Class B 276,252 2,352,682
*<Evraz PLC 42,010 –
Experian PLC 471,850 23,413,824
Fevertree Drinks PLC 542 5,755
*Frasers Group PLC 67,851 599,962
Fresnillo PLC 76,149 1,019,158
Future PLC 759 7,137
Games Workshop Group PLC 17,568 3,616,051
Gamma Communications PLC 29,947 533,604
Glencore PLC 3,684,980 12,029,454
Grafton Group PLC, Class A 96,524 1,170,273
Grainger PLC 370,605 1,064,288
Greggs PLC 57,318 1,421,715
GSK PLC 1,837,936 36,418,957
Haleon PLC 2,163,352 10,876,430
Halma PLC 145,921 5,371,636
Harbour Energy PLC 220,465 450,547
Hays PLC 482,376 461,326
*Helios Towers PLC 769 1,101
Hikma Pharmaceuticals PLC 74,010 1,962,278
Hill & Smith PLC 31,021 741,683
*Hiscox, Ltd. 168,339 2,471,110
Howden Joinery Group PLC 284,538 2,922,646
HSBC Holdings PLC,
Registered 7,001,144 77,803,996
IG Group Holdings PLC 143,429 2,040,310
IMI PLC 141,024 3,330,312
Imperial Brands PLC 463,454 19,029,180
Inchcape PLC 189,026 1,695,419
Shares Value†
UNITED KINGDOM — (Continued)
*Indivior PLC 6,486 $ 73,725
Informa PLC 573,724 5,577,308
IntegraFin Holdings PLC 56,076 228,073
InterContinental Hotels Group
PLC 71,459 7,580,474
International Distribution
Services PLC 404,600 1,982,279
International Workplace Group
PLC 306,216 756,266
Intertek Group PLC 83,420 5,107,688
Investec PLC 290,498 1,826,016
ITV PLC 1,551,898 1,660,372
J Sainsbury PLC 906,858 3,231,727
JD Sports Fashion PLC 864,142 906,999
JET2 PLC 55,560 1,174,770
*John Wood Group PLC 32,948 8,098
Johnson Matthey PLC 84,959 1,458,217
Just Group PLC, Registered 431,443 811,401
Kainos Group PLC 754 7,367
Kingfisher PLC 912,840 3,501,779
Lancashire Holdings, Ltd. 121,004 909,950
Legal & General Group PLC,
Class B 3,072,250 9,622,966
Lion Finance Group PLC 13,625 1,091,936
Lloyds Banking Group PLC 26,445,479 25,884,899
London Stock Exchange
Group PLC, Registered 110,660 17,182,771
Man Group PLC 628,506 1,368,380
Marks & Spencer Group PLC 1,102,274 5,727,284
Marshalls PLC 779 2,924
Melrose Industries PLC 574,365 3,326,494
*Mitchells & Butlers PLC 94,608 312,761
Mitie Group PLC 253,902 489,036
Mondi PLC 203,249 3,075,870
MONY Group PLC 754 2,032
Morgan Sindall Group PLC 18,524 874,649
*National Grid PLC 1,594,003 23,058,293
NatWest Group PLC 3,136,004 20,030,683
Next PLC 59,133 9,738,735
Ninety One PLC 42,663 84,851
*Ocado Group PLC 16,154 60,696
OSB Group PLC 201,266 1,274,261
Pagegroup PLC 138,663 498,221
Pearson PLC 283,244 4,526,713
Pennon Group PLC 226,637 1,516,625
Persimmon PLC 162,861 2,817,062
Pets at Home Group PLC 14,406 45,527
Phoenix Group Holdings PLC,
Registered 266,296 2,125,260
*Playtech PLC, Registered,
Class A 98,041 995,247
Plus500, Ltd. 52,816 2,162,954
Premier Foods PLC 279,952 744,873
*Prudential PLC 949,165 10,038,453
QinetiQ Group PLC 229,312 1,202,504
Reckitt Benckiser Group PLC 384,719 24,861,027
RELX PLC 727,330 39,510,747
Renishaw PLC 3,175 94,995
Rentokil Initial PLC 764,998 3,500,719

Dimensional International Core Equity Market ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
RHI Magnesita NV, Registered 1,070 $ 44,520
Rightmove PLC 420,920 4,148,086
Rio Tinto PLC 432,034 25,662,244
Rolls-Royce Holdings PLC,
Registered 3,701,310 37,286,495
Rotork PLC 385,524 1,565,433
RS GROUP PLC 235,679 1,622,778
Sage Group PLC (The) 456,447 7,544,755
Savills PLC 43,323 536,424
Schroders PLC 348,377 1,528,137
Serco Group PLC 496,971 1,139,753
Severn Trent PLC 135,995 5,068,001
*Shell PLC 2,808,745 91,558,927
Smith & Nephew PLC 348,603 4,907,737
Smiths Group PLC 151,086 3,761,661
Softcat PLC, Class B 61,886 1,381,269
Spectris PLC 45,887 1,225,827
Spirax Group PLC 28,899 2,267,777
*Spirent Communications PLC 35,879 88,467
*SSE PLC 564,722 12,762,761
SSP Group PLC 59,717 118,051
St. James's Place PLC 329,874 4,138,241
Standard Chartered PLC 1,115,844 16,037,081
*Synthomer PLC 8,691 9,554
Tate & Lyle PLC 179,565 1,338,337
Taylor Wimpey PLC 1,834,399 2,877,772
*TBC Bank Group PLC 20,628 1,303,250
Telecom Plus PLC, Class B 12,135 306,670
Tesco PLC 3,902,407 19,322,562
TP ICAP Group PLC, Class A 410,743 1,407,236
Ω*Trainline PLC 103,809 403,217
Travis Perkins PLC 61,261 457,410
Unilever PLC 28,805 1,833,016
Unilever PLC 930,392 59,141,351
United Utilities Group PLC 352,231 5,304,613
Victrex PLC 2,982 33,099
*Vistry Group PLC 161,318 1,355,755
Vodafone Group PLC 11,933,805 11,677,649
Ω*Watches of Switzerland
Group PLC 769 3,636
Weir Group PLC (The) 119,599 3,591,149
WH Smith PLC 74,162 895,983
Whitbread PLC 83,622 2,896,227
Wickes Group PLC 67,726 171,877
*Wise PLC, Class A 49,903 652,224
WPP PLC 666,356 5,128,486
TOTAL UNITED KINGDOM 1,178,736,019
UNITED STATES — (0.3%)
*ADTRAN Holdings, Inc. 1,711 13,012
Alcoa Corp., Class CDI 7,806 194,542
Shares Value†
UNITED STATES — (Continued)
#*Cleveland-Cliffs, Inc. 3,192 $ 26,302
*Coeur Mining, Inc. 61,811 343,051
*Flutter Entertainment PLC,
Class DI 48,401 11,611,016
#International Paper Co. 73,606 3,337,817
Waste Connections, Inc. 5,739 1,131,223
Waste Connections, Inc. 79,202 15,652,691
TOTAL UNITED STATES 32,309,654
TOTAL COMMON STOCKS 9,325,176,411
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke AG
8.520% 23,386 1,878,164
ΩDr. Ing. h.c. F. Porsche AG
5.240% 48,545 2,433,044
Draegerwerk AG & Co. KGaA
3.020% 5,495 372,288
FUCHS SE 2.520% 37,028 1,853,715
Henkel AG & Co. KGaA
2.980% 106,244 8,260,873
Jungheinrich AG 2.360% 14,735 533,321
Porsche Automobil Holding SE
7.080% 72,343 2,974,476
Sartorius AG 0.330% 5,114 1,320,211
Sixt SE, Class A 6.710% 6,256 415,312
STO SE & Co. KGaA 0.250% 4 573
Volkswagen AG, Class A
9.490% 98,678 10,705,727
TOTAL GERMANY 30,747,704
TOTAL PREFERRED
STOCKS 30,747,704
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Imugene, Ltd. 8/31/2026 42,809 137
TOTAL AUSTRALIA 137
CANADA — (0.0%)
*<Constellation Software, Inc. 3,799 –
TOTAL CANADA –
ITALY — (0.0%)
#*Webuild SpA 8/2/2030 17 –
TOTAL ITALY –
PORTUGAL — (0.0%)
#*EDP Renovaveis SA
5/8/2025 89,381 9,144
TOTAL PORTUGAL 9,144
SPAIN — (0.0%)
*Obrascon Huarte Lain SA
5/13/2025 103,072 551
TOTAL SPAIN 551
UNITED KINGDOM — (0.0%)
*Cazoo Group, Ltd. 12/6/2028 3 –
*Cazoo Group, Ltd. 12/6/2028 2 –

Dimensional International Core Equity Market ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
*Cazoo Group, Ltd. 12/6/2028 2 $ –
TOTAL UNITED KINGDOM –
TOTAL RIGHTS/WARRANTS 9,832
TOTAL INVESTMENT SECURITIES — (97.7%)
(Cost $7,902,538,478) 9,355,933,947
Shares Value†
SECURITIES LENDING COLLATERAL — ( 2.3% )
@§The DFA Short Term
Investment Fund 19,402,466 $ 224,389,520
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,126,927,998) $ 9,580,323,467
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $141,210,254 which represented 1.5% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 585,748,985 $ — $ 14 $ 585,748,999
Austria .............................. 33,593,153 — — 33,593,153
Belgium ............................. 83,471,329 — — 83,471,329
Canada ............................. 1,029,782,611 — 266 1,029,782,877
China ............................... 1,147 — — 1,147
Denmark ............................ 204,282,684 — — 204,282,684
Finland .............................. 109,482,772 — — 109,482,772
France .............................. 830,940,613 — — 830,940,613
Germany ............................ 786,884,230 — — 786,884,230
Hong Kong ........................... 142,828,055 128,769 — 142,956,824
Ireland .............................. 28,610,449 — — 28,610,449
Israel ............................... 77,315,351 — — 77,315,351
Italy ................................ 275,824,333 — — 275,824,333
Japan ............................... 2,080,165,969 — — 2,080,165,969
Netherlands .......................... 327,299,180 — — 327,299,180
New Zealand ......................... 18,977,594 — — 18,977,594
Norway .............................. 70,778,889 — — 70,778,889
Portugal ............................. 18,598,315 — — 18,598,315
Singapore ............................ 98,727,567 — — 98,727,567
South Africa .......................... 89,126 — — 89,126
Spain ............................... 256,223,816 — 14,374 256,238,190
Sweden ............................. 279,207,458 — — 279,207,458
Switzerland ........................... 775,153,689 — — 775,153,689
United Kingdom ....................... 1,178,736,019 — — 1,178,736,019
United States ......................... 32,309,654 — — 32,309,654
Preferred Stocks
Germany ............................ 30,747,704 — — 30,747,704
Rights/Warrants
Australia ............................. 137 — — 137
Canada ............................. — — — —
Italy ................................ — — — —
Portugal ............................. 9,144 — — 9,144
Spain ............................... 551 — — 551
United Kingdom ....................... — — — —
Securities Lending Collateral ............... — 224,389,520 — 224,389,520
Total Investments ........................ $9,355,790,524 $224,518,289 $14,654> $9,580,323,467

Dimensional International Core Equity Market ETF
continued
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional International Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (96.1%)
AUSTRALIA — (5.7%)
Accent Group, Ltd. 641,364 $ 761,247
*Acrow, Ltd. 326,131 217,021
#*Adairs, Ltd., Class B 201,939 304,936
AGL Energy, Ltd. 334,151 2,272,758
*Ainsworth Game Technology,
Ltd. 184 113
*Alkane Resources, Ltd. 220,173 113,406
*Alliance Aviation Services,
Ltd., Registered 43,439 76,434
*ALS, Ltd., Registered 282,916 3,111,792
#*AMA Group, Ltd. 2,566 102
Amotiv, Ltd. 176,253 875,136
AMP, Ltd. 3,535,605 2,929,616
*Amplitude Energy, Ltd. 2,904,004 343,753
#Ampol, Ltd. 159,593 2,420,133
Ansell, Ltd. 167,650 3,250,299
*Antipa Minerals, Ltd. 168,584 57,710
*ANZ Group Holdings, Ltd. 490,516 9,371,738
*APA Group 499,191 2,625,522
#*Appen, Ltd. 250,506 128,229
#*Arafura Rare Earths, Ltd. 1,064,778 139,666
*ARB Corp., Ltd. 57,715 1,163,259
Aristocrat Leisure, Ltd. 183,191 7,834,616
#ARN Media, Ltd. 169,792 60,839
ASX, Ltd. 18,581 840,911
Atlas Arteria, Ltd., Class B 471,678 1,560,319
AUB Group, Ltd. 95,489 1,949,653
*Audinate Group, Ltd. 2,685 10,548
*Aurelia Metals, Ltd. 1,104,049 208,395
Aurizon Holdings, Ltd. 1,898,207 3,716,568
Aussie Broadband, Ltd. 216,836 568,843
*Austal, Ltd. 493,616 1,677,107
*Austin Engineering, Ltd. 540 150
#*Australian Agricultural Co.,
Ltd. 234,363 214,438
Australian Clinical Labs, Ltd. 226,201 451,571
Australian Ethical Investment,
Ltd. 106,253 353,526
Autosports Group, Ltd. 6,982 8,644
*<AVZ Minerals, Ltd. 2,747 288
#*Baby Bunting Group, Ltd. 75,331 75,434
Bank of Queensland, Ltd. 923,607 4,408,625
Bapcor, Ltd. 406,864 1,325,086
*BCI Minerals, Ltd. 114,768 20,194
Beach Energy, Ltd. 1,959,934 1,473,521
*Beacon Lighting Group, Ltd. 168 355
*Bega Cheese, Ltd., Class B 420,629 1,520,634
Bell Financial Group, Ltd. 40,856 33,461
*Bellevue Gold, Ltd. 760,941 443,067
Bendigo & Adelaide Bank, Ltd. 510,416 3,647,998
BHP Group, Ltd. 837,209 20,457,883
#BHP Group, Ltd., Sponsored
ADR 459,721 21,859,734
Bisalloy Steel Group, Ltd. 21,865 47,287
Shares Value†
AUSTRALIA — (Continued)
BlueScope Steel, Ltd. 302,483 $ 4,619,878
Brambles, Ltd. 596,652 7,833,856
Bravura Solutions, Ltd. 319,619 447,872
Breville Group, Ltd. 83,814 1,530,551
Brickworks, Ltd. 93,723 1,512,406
Capral, Ltd. 15,945 103,350
*Capricorn Metals, Ltd. 362,217 2,143,817
*CAR Group, Ltd. 55,782 1,188,901
#*Catapult Group International,
Ltd. 152 398
Cedar Woods Properties, Ltd. 68,926 246,972
#*Chalice Mining, Ltd. 231,051 162,621
*Challenger, Ltd. 515,948 2,340,611
Champion Iron, Ltd. 217,740 636,695
Civmec Australia, Ltd.,
Registered 83,100 47,097
*Cleanaway Waste
Management, Ltd. 1,832,548 3,048,638
*ClearView Wealth, Ltd. 80,730 24,020
#Clinuvel Pharmaceuticals,
Ltd. 783 5,691
#*Coast Entertainment
Holdings, Ltd. 532,455 137,980
Cochlear, Ltd. 18,912 3,322,763
Codan, Ltd. 99,951 1,007,268
*Coles Group, Ltd. 576,296 7,824,708
*Collins Foods, Ltd., Class B 180,268 950,436
Commonwealth Bank of
Australia 249,862 26,634,979
Computershare, Ltd. 208,641 5,436,064
Ω#Coronado Global
Resources, Inc. 246,922 30,809
#Corporate Travel
Management, Ltd. 81,648 667,135
CSL, Ltd. 44,192 7,100,998
#Dalrymple Bay Infrastructure,
Ltd. 26,620 70,005
Data#3, Ltd. 171,114 797,066
#*Develop Global, Ltd. 81,523 169,006
*Dicker Data, Ltd. 60,928 328,251
Domain Holdings Australia,
Ltd. 77,308 212,207
#*Domino's Pizza Enterprises,
Ltd., Class B 3,109 50,190
Downer EDI, Ltd. 727,308 2,657,245
*Duratec, Ltd. 66,684 73,175
*Dyno Nobel, Ltd. 2,002,107 2,907,973
Eagers Automotive, Ltd. 173,638 2,050,943
*<Elanor Investor Group 136 54
*Elders, Ltd. 237,536 962,078
#*Emeco Holdings, Ltd. 474,532 230,758
*Emerald Resources NL 506,498 1,299,569
#*EML Payments, Ltd.,
Registered 194,577 121,387
#Endeavour Group, Ltd. 865,167 2,208,768

Dimensional International Core Equity 2 ETF
continued
Shares Value†
AUSTRALIA — (Continued)
*Energy World Corp., Ltd. 2,464 $ 35
Enero Group, Ltd. 41,960 19,331
#EQT Holdings, Ltd. 15,523 321,511
Eureka Group Holdings, Ltd. 318 102
#Euroz Hartleys Group, Ltd. 174 95
Evolution Mining, Ltd. 1,522,331 7,626,899
EVT, Ltd. 106,574 963,542
#*Fenix Resources, Ltd. 553,803 100,990
Fiducian Group, Ltd. 4,472 27,756
Finbar Group, Ltd. 58,931 28,846
*FleetPartners Group, Ltd. 339,065 607,461
Fleetwood, Ltd. 99,239 184,144
Flight Centre Travel Group,
Ltd. 57,720 471,622
Fortescue, Ltd. 437,360 4,530,677
G8 Education, Ltd. 813,280 653,072
*Genesis Minerals, Ltd. 386,472 954,514
GenusPlus Group, Ltd. 29,314 52,143
*Gold Road Resources, Ltd. 1,464,251 2,838,803
GR Engineering Services, Ltd. 86,815 156,647
GrainCorp, Ltd., Class A 339,610 1,445,038
Grange Resources, Ltd. 607,022 77,681
GWA Group, Ltd., Class B 278,825 424,606
*Hansen Technologies, Ltd. 175,181 606,403
Harvey Norman Holdings, Ltd. 550,186 1,841,147
*Healius, Ltd. 779,801 725,979
Helia Group, Ltd. 393,153 1,217,542
#Helloworld Travel, Ltd.,
Registered 4,401 4,013
Horizon Oil, Ltd. 590,956 69,953
HUB24, Ltd., Registered 44,154 2,044,023
*Iluka Resources, Ltd. 46,969 124,720
Imdex, Ltd. 446,670 845,971
#*Immutep, Ltd. 386,499 66,771
Infomedia, Ltd. 281,655 223,468
Inghams Group, Ltd. 468,954 1,029,204
*Insignia Financial, Ltd. 611,502 1,482,908
Insurance Australia Group, Ltd. 1,493,608 7,846,156
#Integral Diagnostics, Ltd. 182,116 281,994
#IPD Group, Ltd. 14,494 37,096
*IPH, Ltd. 137,340 401,597
IRESS, Ltd. 238,752 1,214,483
IVE Group, Ltd. 117,763 198,925
*James Hardie Industries PLC 105,362 2,494,382
*James Hardie Industries PLC,
Sponsored ADR 288 6,837
JB Hi-Fi, Ltd. 83,851 5,557,804
*Judo Capital Holdings, Ltd.,
Registered 442,450 503,920
#Jupiter Mines, Ltd. 793,323 76,141
#Karoon Energy, Ltd. 134,655 124,069
*Kogan.com, Ltd. 55,442 159,990
Korvest, Ltd. 1,796 11,124
*Lendlease Corp., Ltd. 784,706 2,651,051
*Lindsay Australia, Ltd. 129,132 58,664
Lottery Corp., Ltd. (The) 891,622 2,978,026
#Lovisa Holdings, Ltd. 57,764 921,418
Lycopodium, Ltd. 25,569 177,509
Shares Value†
AUSTRALIA — (Continued)
*Lynas Rare Earths, Ltd. 429,601 $ 2,358,467
#Maas Group Holdings, Ltd. 6,373 16,107
#*Mach7 Technologies, Ltd. 96 21
Macmahon Holdings, Ltd. 806,695 139,364
Macquarie Group, Ltd. 39,076 4,836,776
#*Macquarie Technology
Group, Ltd. 3,924 148,763
Mader Group, Ltd. 52 212
Magellan Financial Group, Ltd. 280,692 1,377,535
*Mayne Pharma Group, Ltd. 61,400 276,185
McMillan Shakespeare, Ltd. 77,563 759,317
Medibank Pvt., Ltd., Class B 992,611 2,953,311
#*Megaport, Ltd. 20,857 152,404
#*Mesoblast, Ltd., Registered 526,559 604,768
*Metals X, Ltd. 218,459 78,976
*Metcash, Ltd. 1,256,015 2,587,783
*Monadelphous Group, Ltd. 127,557 1,317,301
Monash IVF Group, Ltd. 427,676 229,864
Myer Holdings, Ltd. 1,528,635 704,228
*MyState, Ltd. 168,807 421,242
*Nanosonics, Ltd. 1,565 4,807
National Australia Bank, Ltd. 633,242 14,639,115
Netwealth Group, Ltd. 122,567 2,197,449
*Neuren Pharmaceuticals, Ltd. 28,257 210,815
New Hope Corp., Ltd., Class B 537,625 1,262,475
#*NEXTDC, Ltd. 130,419 987,195
*nib holdings, Ltd., Class B 243,109 1,063,982
Nick Scali, Ltd. 102,388 1,166,128
Nickel Industries, Ltd. 2,068,035 747,625
Nine Entertainment Co.
Holdings, Ltd. 880,505 805,647
*Northern Star Resources, Ltd. 731,108 8,972,372
NRW Holdings, Ltd. 675,375 1,171,093
*Nufarm, Ltd. 279,341 688,133
*Nuix, Ltd. 106,887 166,191
Objective Corp., Ltd. 17,163 171,864
#*OFX Group, Ltd. 96,308 69,633
oOh!media, Ltd. 310,272 304,739
#*Ora Banda Mining, Ltd. 46,332 29,497
*Orica, Ltd. 531,379 5,521,633
Origin Energy, Ltd., Class B 606,788 4,131,005
Orora, Ltd. 1,357,481 1,572,134
*Pantoro Gold Ltd 114,102 213,183
#*Paragon Care, Ltd. 55,539 14,925
Peet, Ltd. 213,126 193,643
#*PeopleIN, Ltd. 25,350 12,327
Perenti, Ltd. 1,033,925 903,023
*Perpetual, Ltd. 78,158 828,154
Perseus Mining, Ltd. 1,869,888 4,008,091
*PEXA Group, Ltd. 154,690 1,194,666
*Pinnacle Investment
Management Group, Ltd. 27,654 319,914
*PointsBet Holdings, Ltd. 26,726 18,725
*<PPK Mining Equipment
Group 8 –
Praemium, Ltd. 242,810 115,744
#Premier Investments, Ltd. 120,672 1,612,954
Pro Medicus, Ltd. 22,925 3,365,107

Dimensional International Core Equity 2 ETF
continued
Shares Value†
AUSTRALIA — (Continued)
#Propel Funeral Partners, Ltd. 18,526 $ 61,403
#PWR Holdings, Ltd. 39,079 171,282
Qantas Airways, Ltd., Class B 216,699 1,227,093
QBE Insurance Group, Ltd. 1,070,232 14,784,537
Qube Holdings, Ltd., Class B 928,350 2,352,253
*Ramelius Resources, Ltd. 1,479,275 2,489,326
#*Ramsay Health Care, Ltd. 32,881 699,752
REA Group, Ltd. 17,115 2,718,368
#*ReadyTech Holdings, Ltd. 13,591 18,262
#Reece, Ltd. 30,344 306,183
Regis Healthcare, Ltd. 130,797 569,931
*Regis Resources, Ltd. 946,873 2,732,407
Reliance Worldwide Corp., Ltd. 824,723 2,216,331
*Resolute Mining, Ltd. 3,452,293 1,126,562
*Retail Food Group, Ltd. 79 89
Ridley Corp., Ltd., Registered 363,021 548,177
Rio Tinto, Ltd. 164,735 12,342,977
*RPMGlobal Holdings, Ltd. 117,070 205,994
*Sandfire Resources, Ltd. 653,668 4,169,937
Santos, Ltd. 2,819,204 10,841,219
*SciDev, Ltd. 59,316 14,802
SEEK, Ltd. 148,857 2,029,691
#*Select Harvests, Ltd. 170,371 557,049
Servcorp, Ltd. 46,755 150,777
Service Stream, Ltd. 814,211 974,217
#*Seven West Media, Ltd. 651,767 58,385
SGH, Ltd., Registered 85,540 2,794,101
Shaver Shop Group, Ltd. 125,103 102,060
#Sigma Healthcare, Ltd. 1,523,676 2,944,264
Sims, Ltd. 125,939 1,178,107
SmartGroup Corp., Ltd. 148,538 743,227
Sonic Healthcare, Ltd. 181,657 3,031,356
South32, Ltd. 2,333,747 4,106,422
*Southern Cross Electrical
Engineering, Ltd. 74,859 89,570
#*Southern Cross Media
Group, Ltd. 144,482 61,939
#SRG Global, Ltd. 830,080 685,152
Stanmore Resources, Ltd. 316,460 393,836
*Star Entertainment Grp, Ltd.
(The) 590,321 39,660
Steadfast Group, Ltd. 712,962 2,677,822
*Strike Energy, Ltd. 178,796 19,448
Suncorp Group, Ltd. 431,333 5,591,512
#Super Retail Group, Ltd. 206,184 1,769,135
*Superloop, Ltd. 366,449 586,180
*Supply Network, Ltd. 900 21,981
*Tabcorp Holdings, Ltd., Class
S 1,597,563 572,431
Technology One, Ltd. 239,068 4,598,197
#*Telix Pharmaceuticals, Ltd. 36,077 626,264
Telstra Group, Ltd. 1,368,975 3,950,474
*Temple & Webster Group,
Ltd. 13,584 154,712
*<Ten Sixty Four, Ltd. 340 24
TPG Telecom, Ltd. 331,702 1,073,929
*Transurban Group 630,507 5,692,382
#Treasury Wine Estates, Ltd.,
Class B 504,696 2,886,985
Shares Value†
AUSTRALIA — (Continued)
*Tuas, Ltd. 77,031 $ 277,492
#*Tyro Payments, Ltd. 101,368 52,212
*Vault Minerals, Ltd., Class B 5,588,369 1,537,555
Ventia Services Group Pty,
Ltd. 1,074,689 2,915,586
ΩViva Energy Group, Ltd. 513,353 564,965
*Vysarn, Ltd. 43,384 11,520
#*WEB Travel Group, Ltd. 157,862 435,343
*Webjet Group, Ltd. 212,129 86,189
Wesfarmers, Ltd. 221,401 11,095,053
*West African Resources, Ltd. 1,660,244 2,538,908
#Westgold Resources, Ltd. 600,573 1,141,299
*Westgold Resources, Ltd. 234,843 447,142
Westpac Banking Corp. 619,634 13,020,136
Whitehaven Coal, Ltd. 281,454 898,639
*<Wiluna Mining Corp., Ltd. 216 5
*WiseTech Global, Ltd. 38,148 2,160,679
Woodside Energy Group, Ltd. 823,503 10,928,262
Woolworths Group, Ltd. 314,824 6,359,450
Worley, Ltd. 386,598 3,077,210
*Xero, Ltd. 38,998 4,097,002
*XRF Scientific, Ltd. 95,253 93,250
Yancoal Australia, Ltd. 484,702 1,544,476
TOTAL AUSTRALIA 506,233,716
AUSTRIA — (0.6%)
*Addiko Bank AG, Class B 2,468 55,549
Agrana Beteiligungs AG 11,376 153,240
ANDRITZ AG 68,646 4,920,007
ΩBAWAG Group AG 78,633 8,648,110
CA Immobilien Anlagen AG 18,618 504,127
*DO & CO AG 9,998 1,597,953
Erste Group Bank AG 88,339 5,969,937
*Eurotelesites AG 24,572 140,220
EVN AG 16,455 432,091
*FACC AG 5,876 46,757
Frequentis AG 180 8,041
*Kapsch TrafficCom AG,
Registered 4 30
#*Lenzing AG 20,644 648,865
Oesterreichische Post AG 23,836 806,094
OMV AG 182,574 9,455,577
Palfinger AG 16,102 524,409
Porr AG 22,900 801,773
Raiffeisen Bank International
AG, Class V 32,954 879,572
*Schoeller-Bleckmann Oilfield
Equipment AG 8,779 312,859
Semperit AG Holding 7,534 111,850
Strabag SE, Class R 11,862 1,042,346
Telekom Austria AG 141,529 1,499,432
#*UBM Development AG 1,069 23,453
UNIQA Insurance Group AG 126,592 1,467,817
Verbund AG 22,146 1,704,313
Vienna Insurance Group AG
Wiener Versicherung Gruppe 39,752 1,893,383
voestalpine AG, Registered,
Class R 107,895 2,840,569
Wienerberger AG 115,974 4,071,021

Dimensional International Core Equity 2 ETF
continued
Shares Value†
AUSTRIA — (Continued)
Zumtobel Group AG 29,534 $ 155,274
TOTAL AUSTRIA 50,714,669
BELGIUM — (1.1%)
Ackermans & van Haaren NV 26,715 6,535,260
Ageas SA/NV, Class B 184,089 11,561,802
*Anheuser-Busch InBev SA/
NV 360,247 23,587,845
*Anheuser-Busch InBev SA/
NV, Sponsored ADR 77 5,067
*Argenx SE 41 26,473
*Argenx SE, Sponsored ADR 2,954 1,905,744
Azelis Group NV 87,539 1,357,317
Barco NV 3,973 54,376
Bekaert SA 37,828 1,457,735
#bpost SA 19,267 30,882
Cie d'Entreprises CFE 906 7,930
#CMB Tech NV, ADR 70,999 675,200
Colruyt Group N.V, Registered 52,847 2,547,133
Deceuninck NV 107,040 259,782
Deme Group NV 8,688 1,299,694
D'ieteren Group 4,736 945,908
Econocom Group SA/NV 93,348 193,763
Elia Group SA/NV 15,687 1,704,760
EVS Broadcast Equipment SA 14,579 609,047
Fagron 69,802 1,626,624
Greenyard NV 15,702 127,444
#*Immobel SA 2,756 56,517
Jensen-Group NV 44 2,146
KBC Group NV 235,383 21,689,378
Kinepolis Group NV 8,092 279,637
Lotus Bakeries NV 344 3,308,219
Melexis NV 9,115 545,532
*Nyxoah SA 3,858 23,688
*Ontex Group NV 56,041 459,311
*Orange Belgium SA,
Registered 4,961 85,155
Proximus SADP 202,010 1,554,630
#Recticel SA 25,959 313,975
Sipef NV 2,962 215,491
#Solvay SA, Class A 95,769 3,633,931
Syensqo SA 38,174 2,717,354
Tessenderlo Group SA 13,993 415,161
UCB SA 29,205 5,349,989
#*Van de Velde NV 4,288 160,611
#VGP NV 10,174 941,416
Viohalco SA 40 249
TOTAL BELGIUM 98,272,176
CANADA — (10.5%)
*5N Plus, Inc. 76,578 368,116
*Acadian Timber Corp. 4,116 51,461
*ACT Energy Technologies,
Ltd. 14,943 52,468
ADENTRA, Inc. 16,582 324,245
ADF Group, Inc. 11,700 51,499
*Advantage Energy, Ltd. 222,201 1,574,855
Aecon Group, Inc. 104,399 1,219,865
Ag Growth International, Inc. 4,465 107,382
Shares Value†
CANADA — (Continued)
*AGF Management, Ltd.,
Class B 61,476 $ 456,631
Agnico Eagle Mines, Ltd., ADR 163,542 19,229,268
*Aimia, Inc. 14,826 27,907
#*Air Canada 41,791 422,660
Alamos Gold, Inc., Class B 9,847 280,946
Alamos Gold, Inc., Class B 257,786 7,352,057
Algoma Central Corp. 1,928 21,495
#Algoma Steel Group, Inc. 28,882 147,731
#Algonquin Power & Utilities
Corp. 142,934 768,985
Alimentation Couche-Tard, Inc. 178,550 9,301,714
*Allied Gold Corp. 10,751 43,197
AltaGas, Ltd. 233,146 6,886,525
Altius Minerals Corp. 19,020 373,020
Altus Group, Ltd. 9,674 359,562
Amerigo Resources, Ltd. 59,811 74,910
Andlauer Healthcare Group,
Inc., Class A 15,663 606,654
ARC Resources, Ltd. 658,912 12,168,859
*Aritzia, Inc., Class B 108,602 3,812,431
AtCo., Ltd., Class I 53,203 1,996,316
*Athabasca Oil Corp. 754,380 2,479,465
AtkinsRealis Group, Inc., Class
B 98,006 4,843,893
#*ATS Corp. 4,184 105,269
#*ATS Corp. 28,397 714,191
Aura Minerals, Inc. 4,269 88,081
#*Aurora Cannabis, Inc. 14,202 65,597
B2Gold Corp. 79,984 249,570
B2Gold Corp. 1,133,363 3,524,759
Badger Infrastructure
Solutions, Ltd. 42,321 1,203,481
Bank of Montreal 59,995 5,737,160
Bank of Montreal, ADR 100,189 9,566,046
Bank of Nova Scotia (The) 35,644 1,780,007
Bank of Nova Scotia (The),
ADR 242,218 12,106,056
Barrick Gold Corp., Registered 736,355 14,020,199
Barrick Gold Corp., Registered 11,012 209,589
*Bausch + Lomb Corp. 1,300 14,352
*Bausch + Lomb Corp. 13,002 150,303
#*Bausch Health Cos., Inc. 24,580 130,436
#*Bausch Health Cos., Inc.,
ADR 15,741 83,427
Baytex Energy Corp. 84,751 130,688
BCE, Inc. 21 466
BCE, Inc., ADR 6,209 138,150
Birchcliff Energy, Ltd. 196,597 801,304
Bird Construction, Inc. 79,360 1,212,835
Black Diamond Group, Ltd. 62,025 365,513
#*BlackBerry, Ltd. 6,006 20,420
BMTC Group, Inc. 20 170
#*Bombardier, Inc., Class B 58,803 3,879,048
*Bombardier, Inc., Class B 2,430 161,232
Boralex, Inc., Class A 102,188 2,265,255
Boyd Group Services, Inc. 20,784 2,979,246
*Bragg Gaming Group, Inc. 8,038 31,429
Brookfield Corp. 5,377 288,294

Dimensional International Core Equity 2 ETF
continued
Shares Value†
CANADA — (Continued)
Brookfield Corp., ADR 156,244 $ 8,385,615
Brookfield Infrastructure Corp. 84,959 3,180,865
Brookfield Renewable Corp. 13,839 393,858
Brookfield Wealth Solutions,
Ltd. 1,521 81,617
Brookfield Wealth Solutions,
Ltd. 2,200 118,258
BRP, Inc. 1,293 43,820
*CAE, Inc. 43,567 1,087,835
*CAE, Inc. 84,156 2,105,583
*Calfrac Well Services, Ltd. 43,212 103,549
Calian Group, Ltd., Registered 1,451 49,981
*Calibre Mining Corp.,
Registered 540 1,263
Cameco Corp. 22,639 1,019,927
#Cameco Corp., ADR 9,051 408,653
Canaccord Genuity Group,
Inc., Class A 34,280 209,705
*Canacol Energy, Ltd. 3,989 8,577
#*Canada Goose Holdings,
Inc., Class A, ADR 12,046 100,705
Canadian Imperial Bank of
Commerce 50,184 3,158,980
Canadian Imperial Bank of
Commerce, ADR 139,952 8,809,978
Canadian National Railway
Co., ADR 100,688 9,748,612
Canadian Natural Resources,
Ltd., ADR 588,043 16,870,954
Canadian Natural Resources,
Ltd., Class A 13,514 387,037
Canadian Pacific Kansas City,
Ltd. 17,543 1,271,687
Canadian Pacific Kansas City,
Ltd., Class A, ADR 54,738 3,966,863
*Canadian Tire Corp., Ltd.,
Class A 68,564 7,489,275
Canadian Utilities, Ltd., Class
A 75,422 2,107,098
*Canfor Corp. 84,628 806,885
#*Capital Power Corp. 125,423 4,752,508
#*Capstone Copper Corp. 701,109 3,370,277
Cardinal Energy, Ltd. 208,003 864,358
Cascades, Inc. 117,988 754,242
CCL Industries, Inc. 120,414 6,280,044
*Celestica, Inc. 75,127 6,412,089
*Celestica, Inc. 27,678 2,357,028
Cenovus Energy, Inc., ADR 1,090,470 12,834,832
Centerra Gold, Inc. 344,371 2,301,125
CES Energy Solutions Corp. 370,800 1,632,132
CGI, Inc. 3,823 404,580
#CGI, Inc., ADR 75,020 7,956,621
CI Financial Corp., Registered 136,340 3,084,504
#*Cineplex, Inc. 20,303 145,074
#*Cipher Pharmaceuticals, Inc. 6,500 63,621
Cogeco Communications, Inc. 20,433 1,002,937
Cogeco, Inc. 5,049 234,375
*Colabor Group, Inc. 8,500 6,092
Shares Value†
CANADA — (Continued)
Colliers International Group,
Inc. 16,950 $ 2,023,321
Colliers International Group,
Inc., Class B 4,458 531,907
#Computer Modelling Group,
Ltd. 65,306 375,865
Constellation Software, Inc. 3,958 14,236,393
Corby Spirit and Wine, Ltd. 7,537 83,211
#*Cronos Group, Inc. 213,746 401,842
*Cronos Group, Inc. 17,599 32,999
*Culico Metals, Inc. 27,913 2,526
DATA Communications
Management Corp. 7,900 9,837
Definity Financial Corp. 106,033 5,282,075
*Denison Mines Corp. 167,002 235,473
*Denison Mines Corp. 36,283 52,009
dentalcorp Holdings, Ltd. 74,705 454,839
*Descartes Systems Group,
Inc. (The) 2,395 252,409
*Descartes Systems Group,
Inc. (The) 15,437 1,622,489
Dexterra Group, Inc. 14,752 91,633
Dollarama, Inc. 111,811 13,768,950
#Doman Building Materials
Group, Ltd. 98,261 489,420
Dominion Lending Centres,
Inc. 4,600 26,475
*Dorel Industries, Inc., Class B 23,362 28,076
DREAM Unlimited Corp. 25,951 357,148
Dundee Precious Metals, Inc. 279,417 3,655,300
Dye & Durham, Ltd. 32,426 209,866
Dynacor Group, Inc. 37,360 128,473
E-L Financial Corp., Ltd. 200 195,787
#*Eldorado Gold Corp. 224,998 4,238,962
*Eldorado Gold Corp., Class B 27,241 511,570
Emera, Inc. 137,203 6,163,358
Empire Co., Ltd., Class A 150,960 5,595,564
Enbridge, Inc. 261,375 12,203,599
Endeavour Mining PLC 243,097 6,573,281
*Endeavour Silver Corp. 52,749 192,006
#*Endeavour Silver Corp. 54,075 195,740
Enerflex, Ltd. 160,806 1,050,076
Enghouse Systems, Ltd. 21,972 398,464
*Ensign Energy Services, Inc. 165,354 215,476
*Enterprise Group, Inc. 15,200 13,755
#EQB, Inc. 46,338 3,197,332
*Equinox Gold Corp. 42,280 283,744
*Equinox Gold Corp. 418,120 2,801,404
#*ERO Copper Corp. 23,090 287,852
*ERO Copper Corp. 92,403 1,152,265
Evertz Technologies, Ltd.,
Class B 28,923 229,701
*Exchange Income Corp. 34,894 1,279,758
Exco Technologies, Ltd. 13,428 55,411
Extendicare, Inc. 79,074 789,996
Fairfax Financial Holdings, Ltd. 14,397 22,432,971
Fiera Capital Corp. 73,762 338,025
Finning International, Inc. 195,478 5,506,443

Dimensional International Core Equity 2 ETF
continued
Shares Value†
CANADA — (Continued)
*Firan Technology Group
Corp. 15,900 $ 103,598
#First Majestic Silver Corp. 308,299 1,929,952
*First Quantum Minerals, Ltd. 513,749 6,884,452
FirstService Corp. 9,700 1,699,133
FirstService Corp., ADR 10,560 1,853,597
*Foraco International SA,
Registered 104 134
Fortis, Inc. 112,144 5,552,250
Fortis, Inc. 19,875 982,311
*Fortuna Mining Corp. 85 529
*Fortuna Mining Corp., ADR 485,213 3,032,581
#Franco-Nevada Corp. 19,885 3,415,845
Franco-Nevada Corp. 1,753 300,661
Gamehost, Inc. 1,816 13,068
*GDI Integrated Facility
Services, Inc. 7,971 181,256
George Weston, Ltd. 24,150 4,696,076
#GFL Environmental, Inc. 51,533 2,571,497
GFL Environmental, Inc. 19,197 956,028
Gibson Energy, Inc. 233,535 3,667,106
Gildan Activewear, Inc. 25,681 1,181,144
Gildan Activewear, Inc., ADR 96,527 4,451,825
*GoGold Resources, Inc. 26,982 34,575
#*Gran Tierra Energy, Inc. 14,466 63,795
*Gran Tierra Energy, Inc. 16,954 75,117
Great-West Lifeco, Inc. 139,061 5,397,133
*Haivision Systems, Inc. 14,060 41,326
Hammond Manufacturing Co.,
Ltd., Class A 1,600 9,904
Hammond Power Solutions,
Inc. 7,019 466,477
Headwater Exploration, Inc. 360,872 1,463,030
High Liner Foods, Inc. 2,731 33,492
Hudbay Minerals, Inc., Class A 15,888 115,367
Hudbay Minerals, Inc., Class A 629,486 4,576,363
ΩHydro One, Ltd., Class R 70,102 2,691,819
iA Financial Corp., Inc. 103,327 10,017,774
*IAMGOLD Corp. 878,423 6,219,235
*IAMGOLD Corp. 7,766 54,929
IGM Financial, Inc. 79,423 2,519,019
#Imperial Oil, Ltd. 1,558 104,886
Imperial Oil, Ltd., Registered 86,806 5,848,988
Information Services Corp. 2,720 52,537
Innergex Renewable Energy,
Inc. 66,278 651,600
Intact Financial Corp. 49,851 11,049,649
*Interfor Corp. 38,581 370,923
#*Ivanhoe Mines, Ltd. 119,725 1,060,909
ΩJamieson Wellness, Inc. 13,327 308,259
*K92 Mining, Inc., Class B 299,618 2,750,421
K-Bro Linen, Inc. 7,292 184,821
*Kelt Exploration, Ltd. 188,210 761,669
Keyera Corp. 207,342 6,423,054
Kinross Gold Corp. 1,159,764 17,118,117
Kinross Gold Corp. 42,073 619,840
*Knight Therapeutics, Inc. 70,033 308,261
*Kolibri Global Energy, Inc.,
Class R 21,412 144,938
Shares Value†
CANADA — (Continued)
*KP Tissue, Inc. 9,416 $ 54,466
*Largo, Inc. 5,312 8,234
Lassonde Industries, Inc.,
Class A 2,458 368,816
*Laurentian Bank of Canada 72,550 1,437,029
Leon's Furniture, Ltd. 32,219 536,478
#*Lightspeed Commerce, Inc. 31,369 307,416
#*Lightspeed Commerce, Inc. 8,072 78,833
Linamar Corp. 49,596 1,816,449
Loblaw Cos., Ltd. 52,620 8,525,560
*Lucara Diamond Corp. 51,500 13,049
Lundin Gold, Inc. 103,941 4,231,233
#Lundin Mining Corp.,
Registered 705,573 5,761,865
#MAG Silver Corp. 34,022 529,382
Magellan Aerospace Corp. 3,494 34,401
Magna International, Inc. 499 17,304
#Magna International, Inc.,
ADR 193,998 6,743,370
Mainstreet Equity Corp. 2,906 391,709
*Major Drilling Group
International, Inc. 88,570 559,133
*Mandalay Resources Corp. 33,990 132,387
Manulife Financial Corp. 77,674 2,375,825
Manulife Financial Corp., ADR 304,015 9,308,939
*Maple Leaf Foods, Inc. 60,917 1,112,673
Martinrea International, Inc. 36,381 193,323
*Mattr Corp. 59,740 411,732
Maxim Power Corp. 3,800 10,867
*MDA Space, Ltd. 108,654 2,116,759
Medical Facilities Corp., Class
B 21,952 231,233
#MEG Energy Corp. 374,267 5,240,226
Melcor Developments, Ltd. 11,024 96,489
Methanex Corp. 12,080 377,801
Methanex Corp., ADR 82,200 2,572,038
Metro, Inc. 85,503 6,576,297
*Morguard Corp. 2,131 178,944
MTY Food Group, Inc., Class
R 20,892 655,966
Mullen Group, Ltd. 133,611 1,268,110
National Bank of Canada 252,938 22,171,674
Neo Performance Materials,
Inc., Registered 4,400 35,708
*New Gold, Inc. 66,975 266,193
*New Gold, Inc. 1,162,212 4,625,604
*NFI Group, Inc. 2,606 21,885
North American Construction
Group, Ltd. 19,721 299,562
North American Construction
Group, Ltd. 9,327 141,799
North West Co., Inc. (The) 62,670 2,508,978
Northland Power, Inc. 196,828 2,668,927
Nutrien, Ltd. 202,181 11,534,426
*NuVista Energy, Ltd. 192,167 1,634,665
*Obsidian Energy, Ltd. 32,936 138,661
OceanaGold Corp. 1,040,119 3,674,640
Open Text Corp. 1,278 34,529
#Open Text Corp., ADR 120,074 3,254,005

Dimensional International Core Equity 2 ETF
continued
Shares Value†
CANADA — (Continued)
*Orla Mining, Ltd. 130,685 $ 1,436,182
*Orla Mining, Ltd. 27,278 300,058
Osisko Gold Royalties, Ltd. 57,220 1,374,997
#*Osisko Gold Royalties, Ltd. 12,757 305,141
Pan American Silver Corp. 375,482 9,454,637
#Pan American Silver Corp. 17,340 435,728
Paramount Resources, Ltd.,
Class A 94,004 1,065,057
Parkland Corp. 149,162 3,750,377
Pason Systems, Inc. 88,369 702,448
Pembina Pipeline Corp. 74,019 2,824,007
Pembina Pipeline Corp. 158,467 6,053,439
Pet Valu Holdings, Ltd. 6,001 124,295
Peyto Exploration &
Development Corp. 298,869 3,734,510
PHX Energy Services Corp. 44,556 244,182
Pizza Pizza Royalty Corp. 24,162 250,139
Polaris Renewable Energy,
Inc. 24,739 214,382
Pollard Banknote, Ltd. 3,661 54,280
*Precision Drilling Corp. 8,768 365,801
*Precision Drilling Corp. 12,542 523,726
Premium Brands Holdings
Corp. 45,356 2,573,993
Pulse Seismic, Inc. 72 136
*Quarterhill, Inc., Class B 101,255 103,359
Quebecor, Inc., Class B 182,623 5,000,219
RB Global, Inc. 2,528 254,264
RB Global, Inc. 58,573 5,898,301
*Real Matters, Inc. 6,080 26,454
#Restaurant Brands
International, Inc. 100,887 6,497,123
Restaurant Brands
International, Inc. 2,466 158,586
*RF Capital Group, Inc. 14 84
Richelieu Hardware, Ltd. 53,179 1,255,460
Rogers Communications, Inc.,
Class B 46,128 1,200,203
Rogers Communications, Inc.,
Class B, ADR 111,926 2,920,149
Rogers Sugar, Inc. 130,531 533,917
Royal Bank of Canada 446,668 53,507,677
#Royal Bank of Canada, ADR 49,376 5,919,195
Russel Metals, Inc. 88,971 2,576,443
Sandstorm Gold, Ltd. 1,200 10,416
Sandstorm Gold, Ltd., ADR 267,920 2,330,904
*Sangoma Technologies Corp. 22,700 127,198
Saputo, Inc. 160,136 3,118,554
Savaria Corp. 18,521 232,770
Secure Waste Infrastructure
Corp., Class B 256,387 2,437,096
*Shopify, Inc., Class A 24,269 2,303,737
*Shopify, Inc., Class A 8,031 762,945
Sienna Senior Living, Inc. 84,099 1,030,765
*Sierra Metals, Inc. 24,500 19,688
*Source Energy Services, Ltd. 4,171 27,418
South Bow Corp. 7,120 175,513
#South Bow Corp., ADR 68,613 1,694,055
*Spartan Delta Corp. 54,927 107,365
Shares Value†
CANADA — (Continued)
Ω*Spin Master Corp. 13,297 $ 234,693
Sprott, Inc. 3,214 168,530
Sprott, Inc. 4,893 256,931
*SSR Mining, Inc., Registered 75,527 802,676
Stantec, Inc. 45,310 3,978,218
Stantec, Inc. 22,795 1,996,811
Stella-Jones, Inc. 55,536 2,717,899
Ω*STEP Energy Services, Ltd. 717 2,024
#StorageVault Canada, Inc.,
Class B 118,922 324,575
#Strathcona Resources, Ltd.,
Class R 607 10,823
Sun Life Financial, Inc. 105,279 6,261,254
#Sun Life Financial, Inc. 234,616 13,971,383
Suncor Energy, Inc. 1,860 65,564
Suncor Energy, Inc., ADR 662,583 23,382,554
Supremex, Inc. 3,436 9,577
Surge Energy, Inc. 12,642 42,741
Sylogist, Ltd. 13,132 80,904
*Taiga Building Products, Ltd. 48 134
Tamarack Valley Energy, Ltd. 846,293 2,187,263
*Taseko Mines, Ltd. 344,322 785,054
TC Energy Corp. 41 2,067
TC Energy Corp. 314,644 15,861,204
Teck Resources, Ltd., Class A 248,939 8,461,437
Teck Resources, Ltd., Class B 1,200 42,899
Teck Resources, Ltd., Class B 1,119 37,954
*Telesat Corp. 1,900 29,546
TELUS Corp. 2,603 39,988
*Tenaz Energy Corp. 15,700 178,561
TerraVest Industries, Inc. 11,954 1,243,517
TFI International, Inc. 15,385 1,251,262
TFI International, Inc. 6,674 541,486
Thomson Reuters Corp. 2,581 479,334
Thomson Reuters Corp., ADR 11,966 2,225,437
#*Tidewater Midstream and
Infrastructure, Ltd. 420 85
*Tilray Brands, Inc. 24,272 11,949
TMX Group, Ltd. 68,810 2,783,186
*Torex Gold Resources, Inc.,
Class A 135,378 4,376,043
Toromont Industries, Ltd. 64,466 5,443,650
Toronto-Dominion Bank (The) 38,393 2,448,447
#Toronto-Dominion Bank
(The), ADR 405,844 25,884,730
Total Energy Services, Inc. 51,092 327,717
*Touchstone Exploration, Inc. 100 26
Tourmaline Oil Corp. 317,410 13,994,258
TransAlta Corp., Class A 97,940 871,413
#TransAlta Corp., Class A 256,233 2,283,036
Transcontinental, Inc., Class A 96,365 1,311,563
Trican Well Service, Ltd. 300,316 880,533
Triple Flag Precious Metals
Corp. 22,384 465,363
Triple Flag Precious Metals
Corp. 2,200 45,567
*Trisura Group, Ltd., Class B 25,581 700,963
*Valeura Energy, Inc. 44,337 241,377
Vecima Networks, Inc. 3,208 23,225

Dimensional International Core Equity 2 ETF
continued
Shares Value†
CANADA — (Continued)
Veren, Inc. 1,934 $ 11,425
Veren, Inc., ADR 414,175 2,447,774
Vermilion Energy, Inc. 82,670 498,500
Vermilion Energy, Inc. 11,316 68,160
VersaBank 6,008 66,569
*VerticalScope Holdings, Inc. 8,900 30,283
*<Victoria Gold Corp. 1,104 144
*Viemed Healthcare, Inc. 9,492 67,108
*Vitalhub Corp. 16,000 130,312
Wajax Corp. 1,218 15,546
*Wall Financial Corp. 404 3,662
*Well Health Technologies
Corp. 324,544 930,424
*Wesdome Gold Mines, Ltd. 205,407 2,522,046
#West Fraser Timber Co., Ltd. 31,786 2,351,528
West Fraser Timber Co., Ltd. 9,357 691,428
Westshore Terminals
Investment Corp. 39,723 732,458
Wheaton Precious Metals
Corp. 23,017 1,918,111
Wheaton Precious Metals
Corp. 28,730 2,399,530
Whitecap Resources, Inc. 946,091 5,356,137
Winpak, Ltd., Class A 16,231 501,865
WSP Global, Inc. 43,872 7,761,212
*Yangarra Resources, Ltd. 70,006 43,079
Yellow Pages, Ltd. 21 154
TOTAL CANADA 940,684,506
DENMARK — (2.2%)
*ALK-Abello A/S 123,297 2,854,510
Alm Brand A/S 1,035,969 2,464,696
Ambu A/S, Class B 202,194 3,624,768
AP Moller - Maersk A/S, Class
A 1,706 2,919,360
AP Moller - Maersk A/S, Class
B 1,053 1,789,897
*Bang & Olufsen A/S 40,314 79,456
*Bavarian Nordic A/S 91,418 2,177,033
Carlsberg A/S, Class B 49,980 6,819,347
cBrain A/S 4,345 112,638
Chemometec A/S 9,191 659,915
#Coloplast A/S, Class B 45,615 5,155,219
Columbus A/S 9,923 17,683
D/S Norden A/S 2,165 58,960
Danske Bank A/S 288,171 10,082,002
*Demant A/S 76,305 2,770,733
DSV A/S 68,205 14,439,977
FLSmidth & Co. A/S,
Registered 58,942 2,781,261
Foroya Banki P/F 2,321 62,042
*Genmab A/S 28,817 6,100,972
*Genmab A/S, Class S, ADR 1,800 38,070
#*GN Store Nord A/S 102,169 1,534,064
H Lundbeck A/S, Class A 53,116 219,650
H Lundbeck A/S, Class A 295,141 1,408,848
*H+H International A/S, Class
B 21,941 401,695
Shares Value†
DENMARK — (Continued)
#Harboes Bryggeri A/S, Class
B 731 $ 16,071
*Huscompagniet A/S 5,492 42,327
ISS A/S 179,170 4,508,280
Jeudan A/S 2,848 85,464
Jyske Bank A/S, Registered 65,397 5,363,880
Matas A/S 36,652 758,111
MT Hoejgaard Holding A/S 336 13,124
Ω*Netcompany Group A/S 59,828 2,688,203
*Nilfisk Holding A/S, Class B 1,898 25,122
*NKT A/S 58,500 4,762,545
Ω*NNIT A/S 3,511 38,771
Novo Nordisk A/S, Class B 383,226 25,396,832
#Novo Nordisk A/S, Class B,
Sponsored ADR 202,459 13,453,401
Novonesis Novozymes B 193,211 12,539,461
*NTG Nordic Transport Group
A/S 431 16,379
Ω#*Orsted A/S 23,820 949,832
Pandora A/S 90,517 13,403,594
Per Aarsleff Holding A/S 12,642 1,016,682
Ringkjoebing Landbobank A/S 31,570 6,044,291
*ROCKWOOL A/S, Class A 132,860 6,050,635
*ROCKWOOL A/S, Class B 15,580 709,536
Royal Unibrew A/S 58,845 4,692,040
*RTX A/S 12 114
ΩScandinavian Tobacco
Group A/S 63,123 921,062
Schouw & Co. A/S 13,489 1,228,617
SP Group A/S 8,497 348,140
#*Spar Nord Bank A/S 77,652 2,500,306
Sparekassen Sjaelland-Fyn
A/S 8,000 346,663
Svitzer Group A/S 1,894 79,505
Sydbank A/S 81,393 5,206,811
Tivoli A/S 268 25,149
#TORM PLC, Class A 40,033 667,984
*Trifork Group AG 4,017 56,901
Tryg A/S 288,667 6,911,705
Vestas Wind Systems A/S 255,898 3,401,086
Vestjysk Bank A/S 204,919 133,898
*Zealand Pharma A/S 18,158 1,276,643
TOTAL DENMARK 194,251,961
FINLAND — (1.6%)
Aktia Bank OYJ 29,961 340,242
Alandsbanken Abp, Class B 703 29,328
Alma Media OYJ 12,759 167,519
Anora Group OYJ 13,525 50,429
Aspo OYJ 5,813 34,361
Atria OYJ 7,969 117,311
Bittium OYJ 2,376 18,474
#Citycon OYJ 54,544 219,118
Digia OYJ 16 121
Elisa OYJ 158,066 8,448,634
Ω#Enento Group OYJ 12,890 249,389
eQ OYJ 5,394 62,530
#Evli OYJ, Class B 519 10,746
Finnair OYJ 2,463 6,641

Dimensional International Core Equity 2 ETF
continued
Shares Value†
FINLAND — (Continued)
#Fiskars OYJ Abp 19,332 $ 321,724
Fortum OYJ 354,556 5,942,854
F-Secure OYJ 9,069 20,041
Gofore OYJ 864 15,479
Harvia OYJ 14,248 658,385
Hiab OYJ, Class B 52,345 2,488,426
HKFoods OYJ 7,450 9,908
Huhtamaki OYJ 95,274 3,511,178
Kalmar OYJ, Class B 27,703 877,981
Kemira OYJ 108,849 2,245,776
Kesko OYJ, Class A 396,195 9,097,578
Kesko OYJ, Class B 41,421 927,582
*Kojamo OYJ 92,762 1,080,835
Kone OYJ, Class B 128,204 7,942,615
Konecranes OYJ 68,553 4,582,149
Lassila & Tikanoja OYJ, Class
A 26,353 283,391
*Lindex Group OYJ 89,924 269,864
Mandatum OYJ 348,882 2,464,423
Marimekko OYJ 26,138 361,897
#Metsa Board OYJ 4 27
Metso OYJ, Class B 722,509 7,850,109
NoHo Partners OYJ 1,178 12,654
Nokia OYJ 1,627,264 8,118,747
Nokia OYJ, Sponsored ADR 377,285 1,882,652
Nokian Renkaat OYJ, Class B 62,545 498,042
Nordea Bank Abp 1,574,452 21,790,330
Olvi OYJ, A Shares 10,213 383,699
*Optomed Oy 2,420 10,509
Oriola OYJ, Class B 124,343 154,351
Orion OYJ, Class A 11,551 717,851
Orion OYJ, Class B 132,752 8,322,465
#Outokumpu OYJ 470,550 1,804,747
Pihlajalinna OYJ 12,757 201,571
Ponsse OYJ 1,637 50,429
Puuilo OYJ 65,346 931,498
#*QT Group OYJ 22,094 1,437,856
Raisio OYJ, Class V 102,365 285,672
Revenio Group OYJ 12,569 392,915
Sampo OYJ, A Shares 170,205 1,699,600
Sampo OYJ, A Shares 738,154 7,399,161
Sanoma OYJ 92,138 1,014,911
Scanfil OYJ 17,136 169,860
Siili Solutions OYJ 1,252 9,080
*SRV Group OYJ, Class B 12 72
Stora Enso OYJ, Class B 225,447 2,092,759
*Suominen OYJ 40 91
Taaleri PLC 13,398 109,048
#Talenom OYJ 1,799 7,280
ΩTerveystalo OYJ 81,437 1,133,101
TietoEVRY OYJ 112,197 2,012,582
Tokmanni Group Corp. 52,750 832,775
#UPM-Kymmene OYJ 309,425 8,202,559
Vaisala OYJ, A Shares 17,992 958,196
#Valmet OYJ 143,175 4,368,327
Wartsila OYJ Abp 214,612 3,966,797
#*WithSecure OYJ 28,139 30,004
Shares Value†
FINLAND — (Continued)
*YIT OYJ 147,167 $ 429,272
TOTAL FINLAND 142,138,528
FRANCE — (7.6%)
*74Software SA 6,043 234,246
ABC arbitrage 15,100 103,333
Accor SA 104,825 5,141,752
Aeroports de Paris SA 23,484 2,931,162
*Air France-KLM 5,055 44,028
Air Liquide SA 44,286 9,089,781
Airbus SE 79,689 13,328,907
AKWEL SADIR, Class B 7,570 63,506
*Alstom SA 319,021 7,695,380
Alten SA 10,780 906,197
ΩAmundi SA 44,548 3,511,883
Ω*Aramis Group SAS 9,519 86,566
Arkema SA 66,654 5,050,005
#Assystem SA 488 21,191
Aubay 3,777 197,501
*AXA SA 242,355 11,452,424
ΩAyvens SA 82,882 839,938
*Bastide le Confort Medical 11 341
#Beneteau SACA 32,062 292,483
BioMerieux 18,895 2,549,547
BNP Paribas SA 180,867 15,274,081
Boiron SA, Class A 1,019 28,148
Bollore SE, Class A 269,145 1,664,373
#Bonduelle SCA 5,669 52,972
*Bouygues SA 225,433 9,917,309
Bureau Veritas SA 217,848 6,904,174
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 248
*Canal+ SA 573,981 1,307,168
Capgemini SE 84,934 13,502,353
#Carrefour SA 642,920 9,935,771
CBo Territoria 652 2,757
*Cegedim SA 5,032 68,356
Cie de Saint-Gobain SA 283,153 30,739,015
Cie des Alpes, Registered 7,767 152,921
Cie Generale des
Etablissements Michelin SCA 621,136 22,714,499
*Claranova SE, Registered 18,148 48,996
Coface SA 149,209 3,054,739
Credit Agricole SA 326,781 6,125,519
*Danone SA 163,474 14,115,591
Dassault Aviation SA 7,737 2,788,029
Dassault Systemes SE 20,205 754,271
Derichebourg SA 102,605 706,233
Edenred SE 15,362 478,131
Eiffage SA, Class P 93,748 12,761,536
*Ekinops SAS 5,914 22,084
Electricite de Strasbourg SA,
Class B 90 14,272
Ω*Elior Group SA 123,717 374,653
Elis SA 247,176 6,338,855
Engie SA 1,192,821 24,657,781
#Eramet SA 7,207 398,159
*EssilorLuxottica SA, Class B 29,809 8,562,844

Dimensional International Core Equity 2 ETF
continued
Shares Value†
FRANCE — (Continued)
Esso SA Francaise 4,055 $ 651,326
Etablissements Maurel et
Prom SA 77,792 402,357
*Euroapi SA 37,756 117,770
Eurofins Scientific SE 120,155 7,577,810
ΩEuronext NV 47,074 7,866,179
Ω*FDJ UNITED 109,047 3,897,281
*FIGEAC-AERO 1,808 17,716
Fnac Darty SA 14,579 508,036
Forvia SE 3,372 25,973
Gaztransport Et Technigaz SA 39,362 6,434,302
Getlink SE 290,360 5,505,519
GL Events SACA 7,952 198,868
Groupe Crit SA 172 13,295
#Guerbet 5,989 136,500
Hermes International SCA,
Class B 5,664 15,394,594
*ID Logistics Group SACA 3,582 1,608,378
Imerys SA 44,283 1,473,919
#Infotel SA 820 40,828
Interparfums SA 4,655 184,067
Ipsen SA 39,870 4,627,404
IPSOS SA 44,340 2,095,779
#Jacquet Metals SACA 10,322 243,471
*JCDecaux SE 74,893 1,303,412
Kaufman & Broad SA 16,938 665,236
Kering SA, Class A 10,295 2,087,087
Laurent-Perrier 1,137 125,371
Lectra 4,721 122,090
Legrand SA 90,949 9,956,109
Linedata Services 1 84
LISI SA 13,930 437,836
*L'Oreal SA 26,632 11,716,021
*Louis Hachette Group 308,956 484,313
LVMH Moet Hennessy Louis
Vuitton SE 61,658 34,196,815
Ω#Maisons du Monde SA 2,925 9,127
Manitou BF SA 7,118 164,255
*Metropole Television SA 27,144 425,812
Neurones 235 12,769
Nexans SA 40,696 4,450,330
#*Nexity SA 49,150 513,178
NRJ Group 18,274 137,933
Oeneo SA 20 207
Opmobility, Registered 67,011 747,656
Orange SA 1,865,901 27,117,818
Pernod Ricard SA 47,778 5,171,560
*Pierre Et Vacances SA 106,637 167,283
Pluxee NV 50,181 1,128,317
Publicis Groupe SA 93,638 9,501,112
Quadient SA 30,566 578,867
Renault SA 159,717 8,466,072
Rexel SA 282,792 7,840,510
Robertet SA, Class A 106 98,445
Rubis SCA 56,268 1,826,775
Safran SA, Class B 62,614 16,584,133
Sanofi SA 151,894 16,558,639
Sartorius Stedim Biotech 2,696 631,937
Shares Value†
FRANCE — (Continued)
Savencia SA 2,791 $ 211,934
Schneider Electric SE 37,881 8,793,112
SCOR SE 168,811 5,292,494
SEB SA 32,969 3,099,393
Seche Environnement SACA 2,901 298,773
SES SA 437,436 2,316,218
Ω*SMCP SA 8,464 30,452
Societe BIC SA 30,036 1,946,177
Societe Generale SA 285,643 14,806,549
*Societe LDC SADIR 1,540 134,096
Sodexo SA 104,666 6,650,937
Sopra Steria Group 17,737 3,629,260
SPIE SA 178,399 8,728,308
Ω*SRP Groupe SA 4,010 2,735
*Stef SA 3,370 486,518
#STMicroelectronics NV,
Sponsored ADR 89,043 2,022,167
Sword Group 3,353 119,110
*Synergie SE 12 416
Technip Energies NV 181,959 6,225,947
Teleperformance SE 61,128 6,702,747
Television Francaise 1 SA 69,430 662,967
TFF Group 663 15,751
Thales SA 31,411 8,744,520
Thermador Groupe 2,128 159,896
TotalEnergies SE 1,137,703 66,164,472
Trigano SA 11,935 1,415,051
Valeo SE 269,345 2,653,953
*Vallourec SACA 250,865 4,649,715
Veolia Environnement SA 175,170 6,407,833
ΩVerallia SA 70,270 2,345,262
Vetoquinol SA 1,579 133,543
Vicat SACA 17,917 1,002,065
VIEL & Cie SA 1,848 28,360
Vinci SA 191,570 26,698,286
Virbac SACA 2,555 900,799
*Viridien 10,311 612,893
Vivendi SE 518,620 1,611,808
#*Voltalia SA, Class A 27,849 231,099
#Wavestone 2,959 157,923
Ω*Worldline SA 3,465 19,182
TOTAL FRANCE 675,367,211
GERMANY — (8.5%)
1&1 AG 34,218 608,354
7C Solarparken AG 23,221 53,057
Adesso SE 935 103,948
adidas AG 56,773 13,017,067
Adtran Networks SE 2,900 66,921
All for One Group SE 2,494 160,464
Allgeier SE 2,893 66,759
Allianz SE, Registered 50,019 20,702,419
AlzChem Group AG 5,965 766,222
Amadeus Fire AG 534 45,405
Atoss Software SE 8,799 1,322,301
ΩAumann AG 4,745 71,739
#Aurubis AG 33,234 2,891,966
*BASF SE 793,224 40,242,795
Bayer AG, Registered 743,989 19,477,170

Dimensional International Core Equity 2 ETF
continued
Shares Value†
GERMANY — (Continued)
Bayerische Motoren Werke AG 92,066 $ 7,775,951
Bechtle AG 63,056 2,680,794
ΩBefesa SA 3,955 120,039
Beiersdorf AG, Class B 19,711 2,778,406
Bertrandt AG, Class B 2,482 53,607
Bijou Brigitte AG 4,441 214,048
Bilfinger SE 21,746 1,844,096
#Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 103,881 387,325
Brenntag SE 131,009 8,724,005
ΩBrockhaus Technologies AG 5,564 90,762
CANCOM SE 38,078 1,166,536
*CECONOMY AG 175,419 623,149
CENIT AG 787 7,407
Cewe Stiftung & Co. KGAA 5,906 684,793
*Commerzbank AG 542,713 14,325,106
Continental AG 129,673 10,088,462
*Covestro AG 121,292 8,190,002
CTS Eventim AG & Co. KGaA 62,407 7,363,700
Daimler Truck Holding AG 441,258 17,636,275
Dermapharm Holding SE 19,510 853,854
Deutsche Bank AG,
Registered 75,301 1,967,054
Deutsche Bank AG,
Registered Sponsored 668,311 17,516,431
Deutsche Boerse AG 69,582 22,424,118
Deutsche Lufthansa AG,
Registered 93,439 670,866
Deutsche Post AG 672,842 28,689,671
Deutsche Telekom AG 1,625,073 58,374,795
Deutsche Wohnen SE 19,472 494,713
Deutz AG 132,443 1,022,267
Draegerwerk AG & Co. KGaA 2,884 161,952
Duerr AG 78,720 1,856,815
ΩDWS Group GmbH & Co.
KGaA 47,925 2,512,562
E.ON SE 1,424,501 24,961,559
Eckert & Ziegler SE 8,693 592,907
EDAG Engineering Group AG 3,040 22,808
Elmos Semiconductor SE 8,735 590,807
ElringKlinger AG 29,198 161,805
Evonik Industries AG 287,272 6,449,497
Fabasoft AG 2,845 55,464
Fielmann Group AG 28,216 1,603,729
flatexDEGIRO AG 116,418 3,057,015
FORTEC Elektronik AG 4 70
#*Fraport AG Frankfurt Airport
Services Worldwide 42,494 2,813,772
Freenet AG 151,226 6,298,648
Fresenius Medical Care AG 175,648 8,887,226
*Fresenius SE & Co. KGaA 158,579 7,535,071
Friedrich Vorwerk Group SE 8,088 550,723
FUCHS SE 29,147 1,118,235
GEA Group AG, Registered 177,438 11,557,573
Gerresheimer AG 42,501 2,869,796
Gesco SE 1,870 34,224
GFT Technologies SE 13,202 372,183
*Grand City Properties SA 39,947 476,803
Shares Value†
GERMANY — (Continued)
H&R GmbH & Co. KGaA 16 $ 74
Hannover Rueck SE 26,325 8,450,813
Ω#Hapag-Lloyd AG 7,217 1,130,502
Hawesko Holding SE 4 112
Heidelberg Materials AG 100,690 19,944,564
*Heidelberger Druckmaschinen
AG 132,564 182,338
*Hella GmbH & Co. KGaA 7,659 769,644
*HelloFresh SE, Registered 250,765 2,609,416
Henkel AG & Co. KGaA 30,933 2,183,630
Hensoldt AG 47,004 3,644,052
HOCHTIEF AG 15,839 2,988,830
Hornbach Holding AG & Co.
KGaA 14,598 1,644,494
HUGO BOSS AG 49,536 2,059,261
Indus Holding AG 24,776 697,063
Infineon Technologies AG 766,710 25,179,325
Init Innovation in Traffic
Systems SE 824 36,718
ΩInstone Real Estate Group
SE 36,036 332,627
IVU Traffic Technologies AG 8,950 190,761
Jenoptik AG 41,914 829,990
ΩJOST Werke SE 15,838 892,092
K+S AG, Class B 223,103 3,887,881
KION Group AG 90,581 3,832,471
Kloeckner & Co. SE 1,946 15,595
Knorr-Bremse AG 65,050 6,448,062
*Koenig & Bauer AG 6,955 128,711
Kontron AG 61,648 1,491,269
Krones AG 18,749 2,736,582
KWS Saat SE & Co. KGaA 13,759 868,051
LANXESS AG 114,227 3,404,606
*LEG Immobilien SE,
Registered 48,692 4,126,394
Leifheit AG, Registered 2,387 58,881
*LPKF Laser & Electronics SE 3,681 34,228
*Medios AG 9,340 124,009
Mercedes-Benz Group AG 311,682 18,590,377
Merck KGaA 12,610 1,747,367
MLP SE, Registered 46,749 423,542
MTU Aero Engines AG, Class
R 27,937 9,651,079
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 49,474 33,833,760
*Multitude PLC 2,465 16,420
#Mutares SE & Co. KGaA 9,446 343,608
#*Nagarro SE 9,607 682,548
Nemetschek SE, Registered 39,347 5,201,837
*Nordex SE 105,650 1,980,412
Norma Group SE 15,007 187,310
*Pentixapharm Holding AG 8,693 28,657
Pfeiffer Vacuum Technology
AG 1,174 207,655
ProCredit Holding AG, Class B 20,151 232,503
*ProSiebenSat.1 Media SE 127,795 892,691
Puma SE 6,551 168,076

Dimensional International Core Equity 2 ETF
continued
Shares Value†
GERMANY — (Continued)
#*PVA TePla AG 13,831 $ 255,961
*q.beyond AG 36,783 33,450
*QIAGEN NV 74,625 3,190,219
*QIAGEN NV 18,852 809,091
Rational AG 5,177 4,428,433
Rheinmetall AG 22,139 37,724,635
#RTL Group SA 40,589 1,661,025
RWE AG 228,819 8,895,771
SAF-Holland SE 10,485 189,748
Salzgitter AG, Class D 30,442 751,620
SAP SE 23,409 6,793,586
SAP SE, Sponsored ADR 29,671 8,669,569
Schaeffler AG, Class A 132,816 570,096
Secunet Security Networks AG 434 101,137
#*SFC Energy AG 2,129 55,179
Siemens AG, Registered 131,964 30,294,566
#*Siemens Energy AG 239,183 18,363,556
ΩSiemens Healthineers AG 55,057 2,965,330
Sixt SE 18,879 1,791,971
STRATEC SE 1,989 54,264
Stroeer SE & Co. KGaA 34,442 2,055,479
Suedzucker AG 78,234 1,056,519
SUSS MicroTec SE 17,232 655,431
Symrise AG 78,508 9,062,734
*TAG Immobilien AG 133,950 2,177,430
Takkt AG 18,820 162,592
Talanx AG 60,233 6,908,616
Ω*TeamViewer SE, Class R 152,546 2,335,790
Technotrans SE 1,417 28,994
thyssenkrupp AG 500,364 5,699,269
*TUI AG 642,504 4,927,057
United Internet AG 90,711 2,050,974
Volkswagen AG, Registered,
Class R 6,154 684,516
*Vonovia SE, Class R 176,366 5,862,160
Vossloh AG, Class A 12,515 984,470
Wacker Chemie AG 465 34,887
Wacker Neuson SE 37,193 997,789
Washtec AG 8,117 392,148
*Westwing Group SE 1,538 13,357
Wuestenrot &
Wuerttembergische AG 12,582 203,097
Ω*Zalando SE 146,111 5,309,956
Zeal Network SE 741 37,737
TOTAL GERMANY 755,257,160
HONG KONG — (1.4%)
AIA Group, Ltd. 1,938,600 14,524,438
ASMPT, Ltd. 257,000 1,729,970
*Bank of East Asia, Ltd. (The) 1,150,393 1,584,355
BOC Hong Kong Holdings, Ltd. 651,000 2,703,161
Bright Smart Securities &
Commodities Group, Ltd. 1,150,000 1,015,836
ΩBudweiser Brewing Co.
APAC, Ltd. 442,700 469,263
Build King Holdings, Ltd. 40,000 5,829
Cafe de Coral Holdings, Ltd. 288,000 264,799
#Cathay Pacific Airways, Ltd. 1,394,000 1,605,274
Shares Value†
HONG KONG — (Continued)
*Central New Energy Holding
Group, Ltd. 82,000 $ 113,356
*Central Wealth Group
Holdings, Ltd. 15,064,000 60,219
*Chi Kan Holdings, Ltd. 16,000 5,344
*Chinese Estates Holdings,
Ltd. 402,000 66,873
Chow Sang Sang Holdings
International, Ltd. 336,000 329,297
CITIC Telecom International
Holdings, Ltd. 2,075,000 631,488
CK Asset Holdings, Ltd. 774,000 3,168,981
CK Hutchison Holdings, Ltd. 738,500 4,171,187
CK Infrastructure Holdings,
Ltd. 167,500 1,129,670
*CK Life Sciences Int'l
Holdings, Inc. 312,000 36,210
CLP Holdings, Ltd. 250,000 2,137,414
CN Logistics International
Holdings, Ltd. 36,000 15,784
*Cowell e Holdings, Inc. 308,000 883,722
ΩCrystal International Group,
Ltd. 552,000 320,322
CTF Services, Ltd. 105,000 99,385
Dah Sing Banking Group, Ltd. 562,400 607,024
Dah Sing Financial Holdings,
Ltd. 212,000 773,673
Dream International, Ltd. 202,000 151,083
EC Healthcare 543,000 44,814
Emperor International
Holdings, Ltd. 240,000 6,190
ΩESR Group, Ltd. 1,497,400 2,386,664
Fairwood Holdings, Ltd. 23,000 15,275
*Far East Consortium
International, Ltd. 633,123 72,663
First Pacific Co., Ltd. 2,744,000 1,847,097
Ω#*FIT Hon Teng, Ltd. 1,778,000 444,804
FSE Lifestyle Services, Ltd. 108,000 76,877
Galaxy Entertainment Group,
Ltd. 639,000 2,323,726
Giordano International, Ltd.,
Registered 1,320,000 253,627
Golden Resources
Development International,
Ltd. 152,000 6,762
*GR Life Style Company Ltd 206,000 17,267
Great Eagle Holdings, Ltd. 219,000 367,132
Guoco Group, Ltd. 10,000 80,790
#Guotai Junan International
Holdings, Ltd. 4,555,000 587,386
Hang Lung Group, Ltd. 886,000 1,272,782
*Hang Lung Properties, Ltd. 2,150,982 1,766,897
Hang Seng Bank, Ltd. 93,500 1,305,795
Henderson Land Development
Co., Ltd. 447,000 1,268,134
HK Electric Investments & HK
Electric Investments, Ltd. 705,500 491,276
HKBN, Ltd. 532,000 347,820
*HKR International, Ltd. 800 90

Dimensional International Core Equity 2 ETF
continued
Shares Value†
HONG KONG — (Continued)
HKT Trust & HKT, Ltd., Class
SS 3,060,000 $ 4,356,377
Hong Kong & China Gas Co.,
Ltd. 2,976,000 2,682,533
Hong Kong Exchanges &
Clearing, Ltd. 212,400 9,334,458
*Hong Kong Technology
Venture Co., Ltd. 301,978 80,608
*Hongkong & Shanghai Hotels,
Ltd. (The) 387,000 267,991
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 1,212,000 157,855
Hysan Development Co., Ltd. 356,000 581,191
IGG, Inc. 897,000 432,613
ΩImpro Precision Industries,
Ltd. 328,000 97,706
International Housewares
Retail Co., Ltd. 76,000 9,310
Jacobson Pharma Corp., Ltd. 70,000 11,013
JBM Healthcare, Ltd. 74,000 21,280
Johnson Electric Holdings, Ltd. 597,447 1,090,932
Karrie International Holdings,
Ltd. 470,000 43,638
Kerry Properties, Ltd., Class B 708,000 1,663,476
KLN Logistics Group Ltd 544,000 439,145
Kowloon Development Co.,
Ltd. 309,319 120,063
Luk Fook Holdings
International, Ltd., Registered 137,000 298,921
Man Wah Holdings, Ltd. 1,758,400 934,222
#*Melco International
Development, Ltd. 103,000 43,034
MGM China Holdings, Ltd.,
Class B 386,000 499,754
*Midland Holdings, Ltd., Class
B 458,000 58,470
#Modern Dental Group, Ltd.,
Class B 343,000 184,444
*Mongolian Mining Corp. 612,000 505,877
MTR Corp., Ltd. 122,500 423,356
*NagaCorp, Ltd. 912,333 388,242
Nameson Holdings, Ltd. 582,000 57,039
*New Focus Auto Tech
Holdings, Ltd. 1,504,000 8,340
#Nissin Foods Co., Ltd. 96,000 82,696
Oriental Watch Holdings,
Class B 456,000 206,399
Pacific Basin Shipping, Ltd. 3,313,000 743,371
#Pacific Textiles Holdings, Ltd. 232,000 36,798
Paradise Entertainment, Ltd. 32,000 6,726
PAX Global Technology, Ltd. 183,000 110,205
PCCW, Ltd. 3,676,000 2,450,761
Perfect Medical Health
Management, Ltd. 294,000 82,270
Pico Far East Holdings, Ltd. 876,000 215,761
Plover Bay Technologies, Ltd. 192,000 131,719
Power Assets Holdings, Ltd. 280,000 1,854,101
*PRADA SpA 161,600 1,010,690
Shares Value†
HONG KONG — (Continued)
*Public Financial Holdings, Ltd. 132,000 $ 22,128
#Sa Sa International Holdings,
Ltd., Class B 934,000 71,061
ΩSamsonite Group SA 1,430,100 2,570,776
*Sands China, Ltd. 512,400 923,743
#*Shandong Hi-Speed
Holdings Group, Ltd. 413,000 337,656
Shangri-La Asia, Ltd. 954,000 533,916
*Shenwan Hongyuan HK, Ltd. 210,000 30,872
*Shun Tak Holdings, Ltd.,
Registered 1,150,000 83,046
*Sinohope Technology
Holdings, Ltd. 136,000 27,710
SITC International Holdings
Co., Ltd. 1,171,000 3,239,061
#*SJM Holdings, Ltd. 2,067,000 575,744
SmarTone
Telecommunications Holdings,
Ltd. 387,000 212,097
#*Solomon Systech
International, Ltd. 640,000 32,187
Stella International Holdings,
Ltd. 667,500 1,196,468
Sun Hung Kai Properties, Ltd. 195,500 1,856,755
SUNeVision Holdings, Ltd. 884,000 735,270
Swire Pacific, Ltd., Class A 275,000 378,738
Swire Pacific, Ltd., Class A 225,000 1,946,884
Swire Properties, Ltd. 235,400 520,298
Techtronic Industries Co., Ltd.,
Class B 312,000 3,154,319
#*Television Broadcasts, Ltd. 376,200 149,419
Texhong International Group,
Ltd. 205,000 89,352
#*Theme International
Holdings, Ltd. 1,760,000 88,514
#*Tongda Group Holdings, Ltd. 3,360,000 32,496
Town Health International
Medical Group, Ltd. 6,000 193
*Transport International
Holdings, Ltd. 113,600 131,696
Tycoon Group Holdings, Ltd. 156,000 10,058
#United Laboratories
International Holdings, Ltd.
(The) 1,488,000 2,667,183
#Value Partners Group, Ltd. 1,063,000 186,426
#Vesync Co., Ltd. 251,000 180,287
Vitasoy International Holdings,
Ltd. 656,000 845,939
Viva Goods Company, Ltd. 640,000 29,711
VSTECS Holdings, Ltd. 888,000 681,342
VTech Holdings, Ltd. 169,700 1,142,319
*Wang On Group, Ltd. 40,000 113
ΩWH Group, Ltd. 6,413,500 5,739,705
Wharf Real Estate Investment
Co., Ltd. 673,000 1,614,221
Wynn Macau, Ltd., Class B 1,014,400 678,909
#*Xinyi Glass Holdings, Ltd. 2,850,395 2,672,234
Yue Yuen Industrial Holdings,
Ltd. 908,500 1,305,104

Dimensional International Core Equity 2 ETF
continued
Shares Value†
HONG KONG — (Continued)
*Yunfeng Financial Group, Ltd. 2,000 $ 348
*Zensun Enterprises, Ltd. 118,000 1,309
#*Zhaobangji Lifestyle
Holdings, Ltd. 1,080,000 19,219
TOTAL HONG KONG 122,026,036
IRELAND — (0.5%)
AIB Group PLC 2,243,159 15,082,739
Bank of Ireland Group PLC 903,126 10,599,950
Cairn Homes PLC 698,616 1,539,067
Dalata Hotel Group PLC 232,757 1,338,809
FBD Holdings PLC 17,217 252,472
Glanbia PLC 208,632 2,703,654
Ω*Glenveagh Properties PLC 491,545 923,079
Irish Continental Group PLC 42,175 245,753
Kerry Group PLC, Class A 40,961 4,341,950
Kingspan Group PLC 94,853 8,011,343
*Permanent TSB Group
Holdings PLC 17,979 31,678
TOTAL IRELAND 45,070,494
ISRAEL — (0.9%)
*AFI Properties, Ltd. 12 607
Africa Israel Residences, Ltd. 2,900 191,498
*Airport City, Ltd. 21,829 324,281
*Allot, Ltd., Registered 2,852 16,568
*Alrov Properties and
Lodgings, Ltd., Registered 4 213
Amos Luzon Development and
Energy Group, Ltd. 16,613 12,605
Amot Investments, Ltd. 49,825 263,293
Arad, Ltd. 10,199 144,617
*Argo Properties NV 7,550 231,538
Aryt Industries, Ltd. 9,369 59,962
#Ashtrom Group, Ltd. 20,425 322,058
Atreyu Capital Markets, Ltd. 876 17,089
AudioCodes, Ltd. 30,446 285,583
Aura Investments, Ltd. 33,670 175,981
Automatic Bank Services, Ltd. 13,900 85,943
Ayalon Holdings, Ltd. 5,329 72,663
Azorim-Investment
Development & Construction
Co., Ltd. 46,406 213,090
Azrieli Group, Ltd. 4,331 315,151
Bank Hapoalim BM 420,141 6,153,671
Bank Leumi Le-Israel BM 705,065 10,007,174
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 7,035 939,534
Bezeq The Israeli
Telecommunication Corp., Ltd. 648,375 983,507
*Big Shopping Centers, Ltd. 3,427 499,964
Blue Square Real Estate, Ltd. 2,838 241,761
#*Camtek, Ltd. 7,201 473,332
Carasso Motors, Ltd. 40,198 309,186
Castro Model, Ltd. 807 35,393
*Cellcom Israel, Ltd. 130,358 822,114
Clal Insurance Enterprises
Holdings, Ltd., Registered 76,149 2,084,181
Danel Adir Yeoshua, Ltd. 4,475 483,770
Danya Cebus, Ltd. 4,493 129,146
Shares Value†
ISRAEL — (Continued)
*Delek Automotive Systems,
Ltd. 21,842 $ 157,198
Delek Group, Ltd. 9,341 1,485,710
Delta Galil, Ltd. 9,869 465,103
Delta Israel Brands, Ltd. 2,506 56,475
Diplomat Holdings, Ltd. 7,373 84,812
*Doral Group Renewable
Energy Resources, Ltd., Class
B 94,892 315,520
Duniec Brothers, Ltd. 1,226 74,219
*El Al Israel Airlines 272,423 829,460
Elbit Systems, Ltd. 1,057 420,147
Electra Consumer Products
1970, Ltd. 8,259 227,409
*Electra Real Estate, Ltd. 16,356 201,762
Electra, Ltd., Class B 971 517,646
*Ellomay Capital, Ltd. 820 11,940
Energix-Renewable Energies,
Ltd. 52,898 156,410
*Enlight Renewable Energy,
Ltd. 39,938 645,424
*Enlight Renewable Energy,
Ltd. 1,378 22,475
*Equital, Ltd. 19,285 721,771
*Fattal Holdings 1998, Ltd. 4,446 580,330
First International Bank Of
Israel, Ltd. (The) 41,695 2,289,241
FMS Enterprises Migun, Ltd. 1,824 87,866
Formula Systems 1985, Ltd. 6,430 567,543
Formula Systems 1985, Ltd.,
ADR 278 24,078
Fox Wizel, Ltd. 5,725 480,774
Gav-Yam Lands Corp., Ltd. 6,042 53,628
*Gilat Satellite Networks, Ltd. 21,266 134,467
*Hagag Group Real Estate
Development 29,071 133,570
Harel Insurance Investments &
Financial Services, Ltd. 36,306 602,697
Hilan, Ltd. 12,434 793,045
ICL Group, Ltd. 154,308 1,023,617
IDI Insurance Co., Ltd. 10,476 489,104
Ilex Medical, Ltd. 1,617 26,634
Inrom Construction Industries,
Ltd. 94,527 394,831
*Intercure, Ltd. 13,519 21,268
Israel Canada T.R, Ltd., Class
A 97,549 317,385
Israel Discount Bank, Ltd.,
Class A 805,548 6,009,983
Israel Shipyards Industries,
Ltd. 4,082 147,619
*Israir Group, Ltd. 120,396 70,470
Isras Investment Co., Ltd. 1,406 303,296
#Issta, Ltd. 7,814 178,888
Kamada, Ltd. 17,263 111,692
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 63,371 92,992
Kenon Holdings, Ltd. 10,559 324,977

Dimensional International Core Equity 2 ETF
continued
Shares Value†
ISRAEL — (Continued)
Kvutzat Acro, Ltd. 17,178 $ 231,539
Lahav L.R. Real Estate, Ltd. 55,412 71,811
#Land Development Nimrodi
Group, Ltd. 23,236 182,616
Lapidoth Capital, Ltd. 2,630 45,177
M Yochananof & Sons, Ltd. 5,109 345,509
Magic Software Enterprises,
Ltd. 40,784 564,450
*Malam - Team, Ltd. 5,668 115,492
Matrix IT, Ltd. 30,130 736,805
Max Stock, Ltd. 61,978 236,736
Mediterranean Towers, Ltd. 75,893 229,616
Mega Or Holdings, Ltd. 14,983 508,485
Meitav Investment House, Ltd. 46,126 593,837
Menora Mivtachim Holdings,
Ltd. 14,356 758,621
*Meshek Energy Renewable
Energies, Ltd. 88,003 68,051
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,178 125,039
Migdal Insurance & Financial
Holdings, Ltd. 365,666 702,583
Mivne Real Estate KD, Ltd. 234,176 683,406
Mizrahi Tefahot Bank, Ltd. 48,643 2,463,529
Naphtha Israel Petroleum
Corp., Ltd. 15,239 97,907
*Nayax, Ltd. 2,939 123,244
Neto Malinda Trading, Ltd. 6,468 196,223
Next Vision Stabilized
Systems, Ltd. 56,964 1,496,478
#*Nice, Ltd., Sponsored ADR 510 79,486
#*Nova, Ltd. 17,075 3,350,286
*Nova, Ltd., Registered 1,057 202,741
#Novolog, Ltd. 78,101 32,815
Oil Refineries, Ltd. 2,919,018 731,549
One Software Technologies,
Ltd. 33,819 639,383
*OPC Energy, Ltd. 58,771 554,271
*OY Nofar Energy, Ltd. 1,382 32,292
Palram Industries 1990, Ltd. 11,187 238,063
Partner Communications Co.,
Ltd. 132,357 878,731
Paz Retail And Energy, Ltd. 11,042 1,554,476
*Perion Network, Ltd. 1,481 13,955
Phoenix Financial, Ltd. 171,156 3,370,866
Plasson Industries, Ltd., Class
B 1,341 73,516
Polyram Plastic Industries, Ltd. 12,110 32,912
Prashkovsky Investments and
Construction, Ltd. 5,252 135,231
*Priortech, Ltd. 2,381 96,246
Qualitau, Ltd. 3,535 198,167
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 8,789 672,148
*Rani Zim Shopping Centers,
Ltd. 42,258 51,512
Retailors, Ltd. 10,195 210,201
*Scope Metals Group, Ltd. 6,365 219,860
Shares Value†
ISRAEL — (Continued)
Shapir Engineering and
Industry, Ltd. 10,128 $ 70,636
*Shikun & Binui Soltec
Renewable Energy 175,355 113,673
*Shikun & Binui, Ltd. 152,702 500,607
Shufersal, Ltd. 88,212 825,385
Strauss Group, Ltd. 4,776 108,197
Tadiran Group, Ltd. 1,250 69,455
ΩTamar Petroleum, Ltd. 42,041 396,490
*TAT Technologies, Ltd. 2,744 75,480
Tel Aviv Stock Exchange, Ltd. 70,051 859,889
Telsys, Ltd. 2,804 131,927
*Teva Pharmaceutical
Industries, Ltd. 114,414 1,724,518
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 133,543 2,071,252
Tiv Taam Holdings 1, Ltd. 7,951 16,614
*Tower Semiconductor, Ltd. 27,815 995,221
Victory Supermarket Chain,
Ltd. 1,708 20,454
YD More Investments, Ltd. 15,171 67,203
YH Dimri Construction &
Development, Ltd. 2,676 225,166
TOTAL ISRAEL 79,766,977
ITALY — (3.4%)
A2A SpA 1,982,525 5,045,895
ACEA SpA 59,232 1,393,773
Amplifon SpA 10,179 194,451
Ariston Holding NV, Class B 84,050 379,691
Arnoldo Mondadori Editore
SpA 152,474 371,782
Ascopiave SpA 77,961 292,010
*Avio SpA 28 609
Azimut Holding SpA 162,037 4,492,534
B&C Speakers SpA 1,823 31,602
Banca Generali SpA 67,729 4,011,232
Banca IFIS SpA 39,891 1,000,336
Banca Mediolanum SpA 210,855 3,144,728
Banca Monte dei Paschi di
Siena SpA 1,359,577 11,461,433
Banca Popolare di Sondrio
SPA, Class R 439,522 5,495,899
#Banca Profilo SpA 440 91
Ω*Banca Sistema SpA, Class
R 24,788 46,268
Banco BPM SpA, Class R 1,466,955 16,332,110
Banco di Desio e della Brianza
SpA 53,588 460,527
BasicNet SpA, Registered 1,672 14,065
#Biesse SpA 13,411 107,477
BPER Banca SPA 1,188,292 9,641,955
Brembo NV 89,204 833,531
Brunello Cucinelli SpA 38,100 4,292,909
Buzzi SpA 72,455 3,798,595
Cairo Communication SpA 92,861 303,485
ΩCarel Industries SpA 13,259 266,175
Cembre SpA 3,865 214,405
Cementir Holding NV 53,517 878,465

Dimensional International Core Equity 2 ETF
continued
Shares Value†
ITALY — (Continued)
*CIR SpA-Compagnie
Industriali 620,252 $ 411,057
Comer Industries SpA, Class R 1,237 41,763
Credito Emiliano SpA 98,539 1,353,133
d'Amico International Shipping
SA 75,949 282,316
Danieli & C Officine
Meccaniche SpA 53,981 1,461,666
#Danieli & C Officine
Meccaniche SpA 24,301 837,013
Datalogic SpA, Class M 15,566 75,379
Davide Campari-Milano NV,
Class M 25,762 172,313
De' Longhi SpA 9,960 307,959
Emak SpA 63,356 56,896
ΩEnav SpA 124,594 552,933
Enel SpA 1,895,061 16,466,803
Eni SpA, Class B 1,315,979 18,998,447
ERG SpA 28,724 588,063
*Esprinet SpA, Class B 17,147 102,527
Ferrari NV, ADR 21,086 9,737,093
#Ferretti SpA 45,679 130,853
Fiera Milano SpA 22,947 133,555
Fila SpA 38,312 499,968
FinecoBank Banca Fineco SpA 528,349 10,549,563
FNM SpA, Registered 167,594 76,014
*Garofalo Health Care SpA 11,890 72,851
Gefran SpA 3,871 40,043
Generali 209,236 7,644,475
#*Geox SpA 76 32
GPI SpA 6,707 69,990
Hera SpA 1,155,368 5,471,482
Illimity Bank SpA 13,006 51,450
IMMSI SpA, Registered 162,268 91,860
ΩInfrastrutture Wireless
Italiane SpA 60,062 719,624
Intercos SpA 6,551 99,043
Interpump Group SpA, Class R 12,955 442,976
Intesa Sanpaolo SpA 1,836,347 9,773,533
Iren SpA 526,701 1,505,202
Italgas SpA 361,603 2,976,021
#Italian Sea Group SPA (The) 7,305 46,668
Italmobiliare SpA 13,552 378,199
Iveco Group NV 287,672 4,579,796
Leonardo SpA 237,133 12,345,904
Lottomatica Group Spa 14,395 327,925
LU-VE SpA, Registered 3,141 101,582
Maire SpA 203,784 2,200,691
MARR SpA 20,627 228,147
Mediobanca Banca di Credito
Finanziario SpA 323,064 6,604,872
MFE-MediaForEurope NV,
Class A 74,924 364,527
MFE-MediaForEurope NV,
Class B 244,441 888,068
Moltiply Group SpA 10,274 508,036
Moncler SpA 107,145 6,581,921
*Newlat Food SpA 6,174 120,294
Ω*Nexi SpA 455,828 2,665,430
Shares Value†
ITALY — (Continued)
Orsero SpA 9,819 $ 146,219
ΩOVS SpA 267,663 965,741
Pharmanutra SpA 3,172 193,990
#Piaggio & C SpA 207,262 406,655
ΩPirelli & C SpA 472,263 2,911,850
ΩPoste Italiane SpA 163,916 3,324,158
Prysmian SpA 87,581 4,772,801
ΩRAI Way SpA 120,548 827,680
Recordati Industria Chimica e
Farmaceutica SpA 73,667 4,341,973
Reply SpA 22,292 3,973,384
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 201,159 223,866
Sabaf SpA 1,221 20,750
#*Safilo Group SpA 196,730 161,016
*Saipem SpA 1,874,445 4,348,917
#Salvatore Ferragamo SpA 48,369 301,585
Sanlorenzo SpA 7,140 228,883
Sesa SpA 2,990 251,858
Snam SpA 582,250 3,349,079
Sogefi SpA 58,331 136,926
SOL SpA 23,348 1,068,270
#Stellantis NV, ADR 714,932 6,634,569
ΩTechnogym SpA 156,145 2,108,676
*Telecom Italia SpA 711,437 316,778
*Telecom Italia SpA 13,207,486 5,224,742
Tenaris SA 93,839 1,566,472
Tenaris SA, Sponsored ADR 59,466 1,979,623
Terna - Rete Elettrica
Nazionale 441,504 4,400,486
#*TREVI - Finanziaria
Industriale SpA 166,943 51,144
TXT e-solutions SpA 2,764 98,973
UniCredit SpA 565,758 32,780,136
Unipol Assicurazioni SpA 455,690 8,158,597
Webuild SpA 682,367 2,474,424
Wiit SpA 10,863 190,167
TOTAL ITALY 302,182,377
JAPAN — (22.1%)
&Do Holdings Co., Ltd. 13,300 127,368
77 Bank, Ltd. (The) 91,300 2,845,764
A&D HOLON Holdings Co.,
Ltd. 33,200 414,767
#AB&Company Co., Ltd.,
Registered 11,200 71,139
ABC-Mart, Inc. 41,300 768,005
#*Access Co., Ltd. 25,300 136,220
Achilles Corp. 7,700 72,768
#AD Works Group Co., Ltd. 48,300 89,394
Adastria Co., Ltd., Class B 26,700 544,894
ADEKA Corp. 110,500 1,988,210
Ad-sol Nissin Corp. 12,584 88,840
Adtec Plasma Technology
Co., Ltd. 2,800 22,790
Advan Group Co., Ltd. 17,000 96,656
Advanced Media, Inc. 1,800 11,105
Advantest Corp. 162,000 6,658,763
Aeon Co., Ltd. 185,900 5,508,969

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Aeon Delight Co., Ltd. 12,273 $ 462,044
Aeon Fantasy Co., Ltd. 8,300 137,499
Aeon Hokkaido Corp. 46,000 282,179
#Aeon Kyushu Co., Ltd. 2,600 46,408
Aeon Mall Co., Ltd. 45,600 875,940
AFC-HD AMS Life Science
Co., Ltd. 10,200 60,997
#AGC, Inc. 71,000 2,216,510
Ahresty Corp. 25,801 118,297
Ai Holdings Corp. 30,400 450,331
Aica Kogyo Co., Ltd. 59,900 1,389,996
Aichi Financial Group, Inc. 46,000 877,818
Aichi Steel Corp. 14,600 860,810
Aichi Tokei Denki Co., Ltd. 2,600 35,836
Aida Engineering, Ltd. 54,600 338,762
Aidma Holdings, Inc. 2,000 24,593
Ain Holdings, Inc. 32,728 1,267,682
Air Water, Inc. 183,100 2,495,418
#Airman Corp. 12,100 157,103
Airport Facilities Co., Ltd. 26,100 122,046
Airtech Japan, Ltd. 5,800 42,776
Airtrip Corp. 4,600 30,411
Aisan Industry Co., Ltd. 53,300 720,806
Aisin Corp. 273,100 3,468,316
AIT Corp. 7,400 90,788
Ajinomoto Co., Inc. 217,400 4,444,324
#*Akebono Brake Industry
Co., Ltd. 194,900 140,737
Akita Bank, Ltd. (The) 16,300 278,485
Albis Co., Ltd. 5,099 106,420
Alconix Corp. 31,400 339,227
Alfresa Holdings Corp. 128,800 1,944,100
#Alinco, Inc. 18,000 127,454
#Alleanza Holdings Co., Ltd. 3,000 21,810
#Allied Telesis Holdings K.K.,
Class B 104,500 111,357
#Almado, Inc. 4,200 32,684
Alpen Co., Ltd. 20,900 349,164
#AlphaPolis Co., Ltd. 3,100 27,514
Alps Alpine Co., Ltd.,
Registered 230,646 2,341,387
Altech Corp. 11,900 223,167
Amada Co., Ltd. 314,200 3,141,119
Amano Corp. 55,200 1,610,258
#Amiyaki Tei Co., Ltd. 7,558 75,665
#Amvis Holdings, Inc. 72,700 233,941
ANA Holdings, Inc. 47,500 911,105
Anabuki Kosan, Inc. 2,200 33,947
Anest Iwata Corp. 23,900 186,321
#*AnGes, Inc. 72,900 37,820
Anicom Holdings, Inc., Class B 87,900 366,661
Anritsu Corp. 54,200 542,798
Anycolor, Inc. 34,000 881,941
*AnyMind Group, Inc. 7,500 45,482
AOKI Holdings, Inc. 46,500 416,948
Aoyama Trading Co., Ltd. 69,500 999,818
Aoyama Zaisan Networks Co.,
Ltd. 22,100 298,871
#Aozora Bank, Ltd., Class A 100,200 1,380,349
Shares Value†
JAPAN — (Continued)
Arakawa Chemical Industries,
Ltd. 12,900 $ 96,045
Arata Corp. 36,734 818,944
Araya Industrial Co., Ltd. 1,500 48,479
ARCLANDS Corp. 83,820 1,018,956
Arcs Co., Ltd. 44,313 891,914
ARE Holdings, Inc. 43,200 537,577
Arealink Co., Ltd. 15,600 239,621
#*Arent, Inc. 400 14,274
Argo Graphics, Inc. 11,400 402,804
Arisawa Manufacturing Co.,
Ltd. 51,000 465,164
Artience Co., Ltd. 34,600 711,454
Artner Co., Ltd. 6,500 85,488
As One Corp. 24,200 383,681
Asahi Co., Ltd. 15,800 153,414
Asahi Diamond Industrial Co.,
Ltd. 53,700 277,084
Asahi Group Holdings, Ltd. 510,700 7,062,225
Asahi Intecc Co., Ltd. 94,200 1,447,935
Asahi Kasei Corp. 971,600 6,770,684
#Asahi Kogyosha Co., Ltd. 12,800 191,946
Asahi Net, Inc. 23,800 115,630
ASAHI YUKIZAI Corp. 18,100 474,579
Asanuma Corp., Registered 66,300 349,999
Ashimori Industry Co., Ltd. 4,500 84,801
Asia Pile Holdings Corp. 33,900 213,657
Asics Corp. 290,400 6,278,699
ASKA Pharmaceutical
Holdings Co., Ltd. 15,500 252,538
ASKUL Corp. 40,900 435,552
Astellas Pharma, Inc. 375,900 3,761,899
Astena Holdings Co., Ltd. 32,800 110,836
Atom Corp. 7,600 34,952
Atrae, Inc. 13,900 68,116
Aucnet, Inc. 17,600 152,507
Autobacs Seven Co., Ltd. 101,300 1,053,906
Aval Data Corp. 3,000 42,001
Avant Group Corp. 24,300 304,091
Awa Bank, Ltd. (The) 45,800 876,570
Axell Corp. 9,100 67,242
Axial Retailing, Inc. 70,404 537,013
Azbil Corp. 267,200 2,307,841
AZ-COM MARUWA Holdings,
Inc. 56,600 523,780
AZOOM Co., Ltd. 1,800 98,556
Bandai Namco Holdings, Inc. 204,200 7,084,870
Bando Chemical Industries,
Ltd. 30,000 313,376
Bank of Iwate, Ltd. (The) 15,000 305,174
Bank of Nagoya, Ltd. (The) 11,600 607,487
Bank of Saga, Ltd. (The) 6,700 102,022
Bank of the Ryukyus, Ltd. 52,900 399,791
Base Co., Ltd. 7,800 169,244
*baudroie, Inc. 2,300 91,587
BayCurrent, Inc., Registered 69,600 3,752,271
Beauty Garage, Inc. 6,500 67,898
Beenos, Inc. 12,100 338,467
Belc Co., Ltd., Class R 12,900 640,297

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Bell System24 Holdings, Inc. 37,000 $ 305,048
Belluna Co., Ltd. 72,700 499,481
#Bewith, Inc. 4,000 47,140
Bic Camera, Inc. 110,800 1,189,640
BIPROGY, Inc. 63,000 2,063,930
B-Lot Co., Ltd., Class B 18,000 165,690
#Bookoff Group Holdings, Ltd. 14,400 151,733
Bourbon Corp. 700 13,152
Br. Holdings Corp. 23,112 54,442
B-R31 Ice Cream Co., Ltd. 900 25,712
#BrainPad, Inc. 25,300 186,415
Bridgestone Corp. 216,800 9,105,782
Broadmedia Corp. 3,400 40,617
#BRONCO BILLY Co., Ltd. 2,100 52,632
Brother Industries, Ltd. 205,700 3,620,372
Buffalo, Inc. 5,800 83,845
#Bull-Dog Sauce Co., Ltd. 4,800 58,654
Bunka Shutter Co., Ltd. 47,800 685,299
Business Brain Showa-Ota,
Inc., Class G 10,000 188,937
Business Engineering Corp.,
Class G 3,200 85,137
BuySell Technologies Co., Ltd. 2,300 50,228
C. Uyemura & Co., Ltd. 7,800 504,725
Calbee, Inc. 55,500 1,117,665
Canon Electronics, Inc. 26,000 424,159
Canon Marketing Japan, Inc. 27,500 977,461
#Canon, Inc. 61,700 1,904,983
Canon, Inc., Sponsored ADR 68,669 2,109,512
Capcom Co., Ltd. 144,100 4,181,365
Careerlink Co., Ltd. 5,200 78,306
Carlit Co., Ltd., Class B 20,500 153,491
#Carta Holdings, Inc. 3,800 40,414
Casio Computer Co., Ltd. 73,900 576,890
Cawachi, Ltd. 17,400 340,705
#CDS Co., Ltd. 4,400 56,727
#Celsys, Inc. 35,557 323,313
Central Automotive Products,
Ltd. 12,000 142,513
Central Glass Co., Ltd. 28,900 605,190
Central Japan Railway Co. 34,700 713,024
Central Security Patrols Co.,
Ltd. 4,950 93,628
#Central Sports Co., Ltd. 2,500 42,064
#Ceres, Inc. 5,700 85,636
#Change Holdings, Inc. 40,700 384,059
Charm Care Corp. KK 18,900 166,819
Chiba Bank, Ltd. (The) 143,500 1,268,603
Chiba Kogyo Bank, Ltd. (The) 75,200 649,512
CHIMNEY Co., Ltd. 2,100 17,932
Chino Corp. 5,000 67,302
Chiyoda Corp. 61,400 146,785
Chori Co., Ltd. 9,200 233,160
Choushimaru Co., Ltd. 900 9,597
Chubu Electric Power Co., Inc. 174,701 2,268,272
Chubu Shiryo Co., Ltd. 21,302 213,408
Chuetsu Pulp & Paper Co.,
Ltd. 10,600 112,658
Shares Value†
JAPAN — (Continued)
Chugai Pharmaceutical Co.,
Ltd. 154,000 $ 8,873,570
Chugai Ro Co., Ltd. 3,300 87,451
Chugin Financial Group, Inc.,
Registered 156,900 1,753,905
#Chugoku Electric Power Co.,
Inc. (The) 276,500 1,468,955
Chugoku Marine Paints, Ltd. 52,300 758,981
Citizen Watch Co., Ltd. 337,300 1,948,508
CKD Corp. 56,400 823,620
CK-San-Etsu Co., Ltd. 4,000 103,477
#CMK Corp. 105,200 291,321
Coca-Cola Bottlers Japan
Holdings, Inc. 91,700 1,722,589
#Colowide Co., Ltd. 40,400 508,824
Como Co., Ltd. 300 6,499
Computer Engineering &
Consulting, Ltd. 24,900 372,173
COMSYS Holdings Corp. 92,000 2,042,653
Comture Corp. 30,000 350,813
Concordia Financial Group,
Ltd. 431,500 2,777,645
Copro-Holdings Co., Ltd. 4,900 57,334
Core Corp., Class D 4,500 55,682
Cosel Co., Ltd. 30,400 229,108
Cosmo Energy Holdings Co.,
Ltd. 77,300 3,172,963
Cosmos Initia Co., Ltd. 11,200 95,558
Cosmos Pharmaceutical Corp. 36,000 2,323,191
Cota Co., Ltd. 13,328 133,243
#*Cover Corp. 20,200 308,863
CREAL, Inc. 1,800 65,241
Create Restaurants Holdings,
Inc. 115,100 1,120,014
Create SD Holdings Co., Ltd. 30,600 653,232
Creek & River Co., Ltd. 11,200 121,391
Cresco, Ltd. 17,600 148,065
Cross Cat Co., Ltd. 4,700 34,499
CTI Engineering Co., Ltd. 26,600 445,695
CTS Co., Ltd. 16,600 93,218
*CUC, Inc. 9,900 77,873
Curves Holdings Co., Ltd. 47,900 230,366
Cyber Security Cloud, Inc. 2,700 32,198
CyberAgent, Inc. 246,230 2,113,773
Cybozu, Inc. 23,900 495,292
Dai Nippon Printing Co., Ltd. 107,200 1,496,321
Dai Nippon Toryo Co., Ltd. 14,800 131,461
Daicel Corp. 336,100 2,859,348
Dai-Dan Co., Ltd. 31,300 912,844
Daido Metal Co., Ltd. 37,300 129,441
Daido Steel Co., Ltd. 170,100 1,277,777
Daiei Kankyo Co., Ltd. 800 16,371
Daifuku Co., Ltd. 110,400 2,931,049
#Daihatsu Infinearth Mfg Co.,
Ltd. 18,500 233,455
Daihen Corp. 13,300 587,423
Daiho Corp. 25,000 140,564
Dai-Ichi Cutter Kogyo KK 1,200 11,685
Daiichi Jitsugyo Co., Ltd. 10,600 169,582

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 15,700 $ 73,745
Dai-ichi Life Holdings, Inc. 936,400 6,725,615
Daiichi Sankyo Co., Ltd. 61,300 1,566,021
Daiichikosho Co., Ltd. 85,565 1,001,178
Daiken Medical Co., Ltd. 17,000 56,611
Daiki Aluminium Industry Co.,
Ltd. 25,700 168,823
Daikin Industries, Ltd. 35,700 4,078,320
Daikoku Denki Co., Ltd. 900 16,171
Daikokutenbussan Co., Ltd. 6,800 362,311
Daikyonishikawa Corp. 53,900 215,388
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 18,229 385,948
Daio Paper Corp. 96,101 613,769
Daiseki Co., Ltd. 41,600 1,064,498
Daishi Hokuetsu Financial
Group, Inc. 50,900 1,109,780
Daishinku Corp. 17,175 62,733
Daisue Construction Co., Ltd. 4,900 70,250
#Daisyo Corp. 3,400 27,102
Daito Pharmaceutical Co., Ltd. 14,440 210,668
Daito Trust Construction Co.,
Ltd. 22,800 2,535,109
Daitron Co., Ltd. 8,600 192,933
Daiwa House Industry Co., Ltd. 305,800 11,051,591
Daiwa Securities Group, Inc. 546,200 3,577,258
Daiwabo Holdings Co., Ltd. 100,200 1,698,918
DCM Holdings Co., Ltd. 94,500 899,685
#*DD GROUP Co., Ltd. 11,400 98,783
Dear Life Co., Ltd. 27,800 216,530
Denka Co., Ltd. 130,000 1,774,011
Denso Corp. 290,700 3,765,201
Dentsu Group, Inc. 66,401 1,384,440
Dentsu Soken, Inc. 18,400 804,935
Dexerials Corp. 160,000 1,877,734
DIC Corp. 112,900 2,200,379
#Digital Arts, Inc. 11,500 569,195
#Digital Hearts Holdings Co.,
Ltd. 14,000 97,168
Digital Information
Technologies Corp. 7,100 121,353
dip Corp. 23,965 347,949
Disco Corp. 7,600 1,471,621
DKS Co., Ltd. 5,900 108,578
DMG Mori Co., Ltd. 228,600 3,964,120
Double Standard, Inc. 6,800 70,746
Doutor Nichires Holdings Co.,
Ltd. 48,000 894,784
Dowa Holdings Co., Ltd. 76,000 2,439,204
DTS Corp. 31,600 900,547
DyDo Group Holdings, Inc. 23,100 472,397
Eagle Industry Co., Ltd. 27,700 356,542
#Earth Corp. 13,000 469,363
East Japan Railway Co. 99,600 2,161,817
EAT&HOLDINGS Co., Ltd. 4,600 66,852
Ebara Corp. 286,300 4,319,389
Ebara Foods Industry, Inc. 5,000 93,522
Shares Value†
JAPAN — (Continued)
Ebara Jitsugyo Co., Ltd. 5,900 $ 147,872
Ebase Co., Ltd. 18,500 68,999
Eco's Co., Ltd. 8,700 148,883
EDION Corp. 108,700 1,452,483
eGuarantee, Inc. 29,000 359,450
Ehime Bank, Ltd. (The) 50,100 364,581
Eidai Co., Ltd. 8,400 14,192
Eisai Co., Ltd. 60,900 1,758,176
Elan Corp., Class B 6,100 30,748
Elecom Co., Ltd. 37,000 435,264
Electric Power Development
Co., Ltd., Class B 48,900 858,595
#EM Systems Co., Ltd. 30,700 161,851
en Japan, Inc. 24,400 280,196
Endo Lighting Corp. 9,400 102,343
ENEOS Holdings, Inc. 2,392,200 11,503,155
Enomoto Co., Ltd. 7,000 63,895
#eRex Co., Ltd. 21,000 123,079
ERI Holdings Co., Ltd. 3,300 49,995
ES-Con Japan, Ltd. 50,800 377,866
Eslead Corp. 6,100 181,324
ESPEC Corp. 16,400 262,142
#Eternal Hospitality Group
Co., Ltd. 6,800 134,627
Exedy Corp., Class A 39,200 1,178,968
EXEO Group, Inc. 215,200 2,510,466
Ezaki Glico Co., Ltd. 51,300 1,694,295
F&M Co., Ltd. 4,700 70,810
FALCO HOLDINGS Co., Ltd. 7,000 113,460
FANUC Corp. 28,700 735,206
Fast Fitness Japan, Inc. 3,200 33,068
Fast Retailing Co., Ltd. 23,600 7,772,911
*FDK Corp. 2,500 6,678
Feed One Co., Ltd. 26,600 168,954
#Ferrotec Holdings Corp. 62,186 1,070,729
#FFRI Security, Inc. 1,800 42,905
#Fibergate, Inc. 7,900 54,720
#FIDEA Holdings Co., Ltd. 15,700 164,330
Financial Partners Group Co.,
Ltd. 72,600 1,135,011
FINDEX, Inc. 12,400 60,939
#Fintech Global, Inc. 245,800 189,554
First Bank of Toyama, Ltd.
(The) 79,000 605,349
#Fixstars Corp. 38,600 473,570
Focus Systems Corp. 3,000 23,388
Food & Life Cos., Ltd. 126,700 4,658,872
#Forum Engineering, Inc. 16,400 119,804
#Forval Corp. 5,000 51,108
Foster Electric Co., Ltd. 19,500 166,237
FP Corp. 43,100 930,651
#FP Partner, Inc. 7,100 121,005
#France Bed Holdings Co.,
Ltd. 35,600 318,214
Freebit Co., Ltd. 10,100 107,415
Freund Corp. 9,700 51,003
*Fronteo, Inc. 34,200 143,139
F-Tech, Inc. 8,900 31,509
FTGroup Co., Ltd. 2,700 20,689

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Fudo Tetra Corp. 15,600 $ 255,261
Fuji Co., Ltd. 23,400 341,387
Fuji Corp. 13,600 183,920
Fuji Corp. 72,400 1,078,589
Fuji Corp., Ltd. 14,900 73,435
Fuji Die Co., Ltd. 5,400 26,727
Fuji Electric Co., Ltd. 84,302 3,736,971
Fuji Kosan Co., Ltd. 8,500 79,613
Fuji Kyuko Co., Ltd. 21,600 314,823
Fuji Oil Co., Ltd. 40,000 878,856
Fuji Oil Co., Ltd. 45,300 87,971
Fuji Pharma Co., Ltd. 13,900 133,114
Fuji Seal International, Inc. 46,000 822,350
#Fuji Soft, Inc. 12,800 879,506
Fujibo Holdings, Inc. 4,900 170,902
#Fujicco Co., Ltd. 17,315 196,894
FUJIFILM Holdings Corp. 143,900 2,961,431
Fujikura Composites, Inc. 17,700 164,417
Fujikura, Ltd. 280,000 10,299,776
Fujimak Corp. 1,500 10,831
Fujimi, Inc. 13,800 180,820
#Fujio Food Group, Inc. 7,400 62,410
Fujita Kanko, Inc. 7,200 452,776
Fujitec Co., Ltd. 1,100 43,186
Fujitsu General, Ltd. 5,500 108,080
Fujitsu, Ltd. 400,900 8,856,113
#Fujiya Co., Ltd. 5,300 87,578
#FuKoKu Co., Ltd. 11,500 129,722
Fukuda Corp. 4,800 179,024
Fukuda Denshi Co., Ltd. 16,100 684,002
Fukui Bank, Ltd. (The) 7,962 97,571
Fukui Computer Holdings, Inc. 10,300 253,456
Fukuoka Financial Group, Inc. 96,400 2,530,297
Fukuyama Transporting Co.,
Ltd. 16,200 401,479
FULLCAST Holdings Co., Ltd. 19,000 212,991
Fumakilla, Ltd. 4,400 34,178
Funai Soken Holdings, Inc. 37,500 599,411
*Furukawa Battery Co., Ltd.
(The) 10,900 105,378
Furukawa Co., Ltd. 39,400 580,890
Furukawa Electric Co., Ltd. 101,900 3,190,447
Furuno Electric Co., Ltd. 38,400 680,561
Furuya Metal Co., Ltd. 16,900 303,664
Furyu Corp. 20,400 133,149
Fuso Chemical Co., Ltd. 18,600 451,178
Fuso Pharmaceutical
Industries, Ltd. 4,100 68,899
Futaba Industrial Co., Ltd. 87,900 486,827
Future Corp. 31,300 394,541
G-7 Holdings, Inc. 16,300 162,954
#*GA Technologies Co., Ltd. 14,300 144,464
Gakken Holdings Co., Ltd. 43,000 302,966
Gakkyusha Co., Ltd. 3,900 59,960
Gakujo Co., Ltd. 5,700 66,575
Galilei Co., Ltd. 13,700 275,076
Gecoss Corp. 7,392 60,529
Shares Value†
JAPAN — (Continued)
Genki Global Dining Concepts
Corp. 9,400 $ 217,141
Genky DrugStores Co., Ltd. 17,800 459,850
GENOVA, Inc. 2,700 18,531
Geo Holdings Corp.,
Registered 31,900 434,980
Gift Holdings, Inc. 9,200 232,193
#giftee, Inc. 13,801 149,582
Giken, Ltd. 10,001 100,122
Global Link Management KK 3,000 40,634
GLOBERIDE, Inc. 22,200 291,196
Glory, Ltd. 45,200 796,640
GLTECHNO HOLDINGS, Inc. 6,780 133,090
GMO Financial Gate, Inc. 3,300 123,542
#GMO Financial Holdings, Inc. 53,200 284,947
GMO GlobalSign Holdings KK 4,600 71,335
GMO Payment Gateway, Inc. 25,100 1,574,909
#*GNI Group, Ltd. 30,500 504,199
Godo Steel, Ltd. 12,000 312,535
*Gokurakuyu Holdings Co.,
Ltd. 11,900 41,296
Goldwin, Inc. 11,221 643,257
#Good Com Asset Co., Ltd. 14,600 124,669
#Grandy House Corp. 20,200 77,888
Greens Co., Ltd. 8,100 129,643
gremz, Inc. 6,801 112,667
GS Yuasa Corp. 120,600 2,119,209
GSI Creos Corp. 7,200 96,966
G-Tekt Corp. 29,800 342,416
Gunma Bank, Ltd. (The) 334,800 2,779,047
Gunze, Ltd. 39,000 701,584
H.U. Group Holdings, Inc.,
Class B 51,200 1,005,048
H2O Retailing Corp. 123,800 1,693,310
Hachijuni Bank, Ltd. (The) 393,742 2,957,758
Hagihara Industries, Inc. 11,000 111,357
Hagiwara Electric Holdings
Co., Ltd. 6,501 140,831
#Hakudo Co., Ltd. 2,500 37,595
Hakuhodo DY Holdings, Inc. 147,601 1,109,801
Halows Co., Ltd. 12,100 367,733
Hamakyorex Co., Ltd. 91,600 856,021
Hamamatsu Photonics KK 42,002 388,837
Hamee Corp., Class A 3,600 30,185
Hankyu Hanshin Holdings, Inc. 85,200 2,429,849
Hanwa Co., Ltd., Class B 30,400 1,011,273
Happinet Corp., Class B 22,000 825,154
Hard Off Corp. Co., Ltd. 10,500 138,022
Harima Chemicals Group, Inc. 8,900 49,978
Haseko Corp. 250,800 3,579,843
Hashimoto Sogyo Holdings
Co., Ltd. 5,100 44,335
Hazama Ando Corp. 143,100 1,428,592
#*Headwaters Co., Ltd. 1,400 36,511
Heiwa Corp. 24,300 377,856
Heiwa Real Estate Co., Ltd. 11,500 378,523
Heiwado Co., Ltd. 41,046 766,016
#Hennge K.K. 23,500 282,217
Hibino Corp. 3,000 49,131

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Hiday Hidaka Corp. 28,000 $ 608,525
*Hino Motors, Ltd. 443,001 1,409,690
Hioki EE Corp. 9,132 364,281
Hirakawa Hewtech Corp. 9,450 79,103
Hirano Tecseed Co., Ltd. 2,000 22,210
Hirata Corp. 31,200 321,537
Hirogin Holdings, Inc. 387,600 3,206,450
Hirose Electric Co., Ltd. 7,400 841,216
Hirose Tusyo, Inc. 3,400 98,920
Hiroshima Electric Railway
Co., Ltd. 3,200 13,685
HIS Co., Ltd. 69,401 823,237
Hitachi Construction Machinery
Co., Ltd. 103,600 3,082,434
Hitachi, Ltd. 1,259,400 31,061,197
Hochiki Corp. 14,600 249,748
Hodogaya Chemical Co., Ltd. 11,400 118,683
Hogy Medical Co., Ltd. 24,400 699,635
Hokkaido Coca-Cola Bottling
Co., Ltd. 1,900 43,091
#Hokkaido Electric Power Co.,
Inc. 184,600 876,151
Hokkaido Gas Co., Ltd. 47,500 185,817
Hokkan Holdings, Ltd. 5,959 76,033
#Hokko Chemical Industry
Co., Ltd. 16,100 137,816
Hokkoku Financial Holdings,
Inc. 25,900 962,353
#Hokuetsu Corp. 74,500 571,389
Hokuhoku Financial Group,
Inc. 145,100 2,588,892
Hokuriku Electric Industry Co.,
Ltd. 2,700 29,359
Hokuriku Electric Power Co. 126,900 651,670
Hokuto Corp. 23,900 308,301
#Honda Motor Co., Ltd. 677,000 6,896,249
#Honda Motor Co., Ltd.,
Sponsored ADR 161,986 4,942,193
H-One Co., Ltd. 24,800 195,945
Honeys Holdings Co., Ltd. 24,300 276,493
Hoosiers Holdings Co., Ltd. 36,800 305,721
Horiba, Ltd. 39,500 2,702,471
Hoshizaki Corp. 24,300 1,034,420
Hosokawa Micron Corp. 13,600 378,519
#Hotland Holdings Co., Ltd. 9,500 145,057
House Foods Group, Inc. 62,707 1,231,148
Howa Machinery, Ltd. 17,400 136,258
Hoya Corp. 64,700 7,611,231
HS Holdings Co., Ltd.,
Registered 9,101 61,954
Hulic Co., Ltd. 303,100 3,167,208
Hyakugo Bank, Ltd. (The) 319,200 1,537,370
Hyakujushi Bank, Ltd. (The),
Class R 33,500 775,028
#I K K Holdings Inc 10,200 56,492
Ibiden Co., Ltd. 107,001 2,964,582
IBJ, Inc. 15,500 70,958
#Ichibanya Co., Ltd. 41,600 277,644
Ichigo, Inc. 89,200 240,135
Shares Value†
JAPAN — (Continued)
Ichiken Co., Ltd. 2,900 $ 57,557
Ichikoh Industries, Ltd. 18,700 51,522
Ichinen Holdings Co., Ltd. 21,600 255,917
Ichiyoshi Securities Co., Ltd. 29,600 150,034
ID Holdings Corp. 9,100 124,978
IDEA Consultants, Inc. 1,800 36,936
Idec Corp. 21,200 340,205
Idemitsu Kosan Co., Ltd. 866,945 5,375,861
IDOM, Inc. 91,800 709,223
#IG Port, Inc. 6,000 87,030
IHI Corp. 59,700 4,666,678
Iida Group Holdings Co., Ltd. 121,000 1,914,165
Iino Kaiun Kaisha, Ltd. 122,000 888,657
I'll, Inc. 3,401 55,483
IMAGICA GROUP, Inc. 17,401 69,048
Imasen Electric Industrial 14,200 63,215
Imuraya Group Co., Ltd. 12,197 210,865
Inaba Denki Sangyo Co., Ltd. 13,500 355,672
#Inaba Seisakusho Co., Ltd. 8,200 97,901
Inabata & Co., Ltd. 41,000 880,994
#I-Net Corp., Registered 10,200 138,155
Infomart Corp. 167,000 443,725
INFRONEER Holdings, Inc. 328,300 2,810,252
Innotech Corp. 9,100 76,684
Inpex Corp. 1,011,000 12,821,782
Insource Co., Ltd. 74,200 472,853
#Intage Holdings, Inc. 3,200 37,532
Intelligent Wave, Inc. 8,900 66,762
Inter Action Corp. 6,900 58,774
Internet Initiative Japan, Inc.,
Class R 69,200 1,283,188
#Inui Global Logistics Co., Ltd. 19,900 203,130
#IPS, Inc. 7,200 106,153
Iriso Electronics Co., Ltd. 27,101 485,249
ISB Corp. 10,500 99,376
#Ise Chemicals Corp. 1,100 171,432
#Iseki & Co., Ltd. 17,600 127,089
#Isetan Mitsukoshi Holdings,
Ltd. 184,400 2,376,102
Ishihara Sangyo Kaisha, Ltd.,
Class A 52,100 641,023
Ishizuka Glass Co., Ltd. 1,300 22,210
#*Istyle, Inc. 113,400 373,654
Isuzu Motors, Ltd. 499,100 6,740,859
Itfor, Inc. 18,900 195,837
ITmedia, Inc. 8,300 89,959
Ito En, Ltd. 59,800 1,432,534
ITOCHU Corp. 300,700 15,351,216
Itochu Enex Co., Ltd. 69,200 748,082
Itochu-Shokuhin Co., Ltd. 5,600 378,071
Itoham Yonekyu Holdings, Inc. 27,970 877,494
Itoki Corp. 47,100 591,722
IwaiCosmo Holdings, Inc. 25,800 378,571
Iwaki Co., Ltd. 8,000 135,838
Iwatani Corp. 268,400 2,566,584
Iyogin Holdings, Inc. 286,100 3,298,454
Izumi Co., Ltd. 34,900 805,705
J Front Retailing Co., Ltd. 299,800 3,678,141

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
J Trust Co., Ltd. 96,100 $ 263,426
JAC Recruitment Co., Ltd. 64,900 378,553
*Jade Group, Inc. 9,900 85,022
#JALCO Holdings, Inc. 21,100 45,413
*Jamco Corp. 9,200 116,032
JANOME Corp. 12,600 99,729
Japan Airlines Co., Ltd. 139,700 2,528,292
Japan Airport Terminal Co.,
Ltd. 30,600 879,342
Japan Aviation Electronics
Industry, Ltd. 53,600 860,140
Japan Cash Machine Co., Ltd. 32,900 235,494
*Japan Communications, Inc. 222,401 249,468
#Japan Electronic Materials
Corp. 19,900 259,492
Japan Elevator Service
Holdings Co., Ltd. 76,700 1,658,858
Japan Exchange Group, Inc. 470,600 5,252,350
#Japan Eyewear Holdings
Co., Ltd. 2,300 37,280
Japan Hospice Holdings, Inc. 1,200 12,459
#Japan Investment Adviser
Co., Ltd. 33,000 376,872
Japan Lifeline Co., Ltd. 71,900 770,717
Japan Material Co., Ltd. 10,000 83,988
Japan Medical Dynamic
Marketing, Inc. 13,301 52,033
Japan Post Holdings Co., Ltd. 203,300 1,973,994
Japan Post Insurance Co., Ltd. 56,500 1,132,654
Japan Property Management
Center  Co., Ltd. 12,900 105,812
Japan Pulp & Paper Co., Ltd. 80,400 346,085
Japan Securities Finance Co.,
Ltd. 80,500 961,666
Japan Steel Works, Ltd. (The) 49,500 2,039,133
Japan System Techniques
Co., Ltd. 8,100 105,963
Japan Tobacco, Inc. 307,500 9,500,508
Japan Transcity Corp. 22,000 135,726
Japan Wool Textile Co., Ltd.
(The) 49,900 516,701
JBCC Holdings, Inc. 50,800 425,945
JCR Pharmaceuticals Co., Ltd. 87,001 301,917
JCU Corp. 15,900 351,129
JDC Corp. 55,500 187,153
Jeol, Ltd. 57,000 1,832,600
#JFE Holdings, Inc. 283,201 3,295,805
JFE Systems, Inc. 8,000 88,727
Jichodo Co., Ltd. 200 13,573
JINS Holdings, Inc. 11,700 734,941
JINUSHI Co., Ltd. 20,300 292,887
JK Holdings Co., Ltd. 1,400 9,992
J-Lease Co., Ltd. 10,300 98,350
JM Holdings Co., Ltd. 16,500 284,910
JMS Co., Ltd. 17,545 56,335
J-Oil Mills, Inc. 30,400 436,904
#Joshin Denki Co., Ltd. 23,100 360,006
Joyful Honda Co., Ltd. 69,200 983,859
#JP-Holdings, Inc. 77,200 343,676
Shares Value†
JAPAN — (Continued)
JSB Co., Ltd. 6,800 $ 173,051
JSP Corp. 20,100 277,037
JTEKT Corp. 332,100 2,569,212
*Juki Corp., Registered 18,813 52,229
Juroku Financial Group, Inc. 17,800 600,238
Justsystems Corp. 24,401 583,339
JVCKenwood Corp.,
Registered 253,900 1,899,266
Kadokawa Corp. 20,600 553,993
Kadoya Sesame Mills, Inc. 900 22,935
Kaga Electronics Co., Ltd.,
Class B 57,400 1,030,174
Kagome Co., Ltd. 106,900 2,201,852
Kajima Corp. 135,000 3,224,516
Kakaku.com, Inc. 124,700 2,211,799
Kakiyasu Honten Co., Ltd.,
Class B 4,600 87,588
#Kamakura Shinsho, Ltd. 23,200 76,607
Kameda Seika Co., Ltd. 4,400 122,154
Kamei Corp. 24,400 328,435
Kamigumi Co., Ltd. 74,700 1,829,794
Kanaden Corp. 10,700 109,595
Kanadevia Corp. 254,500 1,630,770
#Kanagawa Chuo Kotsu Co.,
Ltd. 4,800 123,836
Kanamic Network Co., Ltd. 17,300 50,576
Kanamoto Co., Ltd. 44,000 985,558
Kandenko Co., Ltd. 118,900 2,365,663
Kaneka Corp. 60,900 1,488,344
Kaneko Seeds Co., Ltd. 8,100 81,432
Kanematsu Corp. 115,700 2,005,121
Kanemi Co., Ltd. 500 11,322
#Kanro, Inc. 7,200 208,216
Kansai Electric Power Co., Inc.
(The) 220,000 2,706,814
Kansai Paint Co., Ltd. 161,900 2,440,304
Kanto Denka Kogyo Co., Ltd. 56,300 340,626
Kao Corp. 88,600 3,793,327
#Kappa Create Co., Ltd. 15,200 156,859
Katitas Co., Ltd. 47,100 682,197
Kato Sangyo Co., Ltd. 9,100 318,985
Kato Works Co., Ltd. 7,700 64,239
KAWADA TECHNOLOGIES,
Inc. 17,300 394,174
Kawai Musical Instruments
Manufacturing Co., Ltd. 5,700 108,853
Kawasaki Heavy Industries,
Ltd. 109,700 6,513,245
KDDI Corp., Class A 864,800 15,299,515
#KeePer Technical Laboratory
Co., Ltd. 13,100 381,134
Keihan Holdings Co., Ltd. 111,305 2,728,003
Keihanshin Building Co., Ltd. 17,000 179,010
Keikyu Corp. 140,501 1,464,701
Keio Corp. 51,600 1,401,057
#Keisei Electric Railway Co.,
Ltd. 154,903 1,605,609
KEIWA, Inc. 14,860 95,427
Keiyo Bank, Ltd. (The) 154,200 894,023

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Kenko Mayonnaise Co., Ltd. 8,200 $ 110,088
Kewpie Corp. 65,100 1,482,823
Keyence Corp. 12,700 5,327,874
KeyHolder, Inc. 2,600 13,744
#KH Neochem Co., Ltd. 41,401 732,877
Kibun Foods, Inc. 14,500 110,803
Kikkoman Corp. 229,200 2,242,349
#Kimura Chemical Plants Co.,
Ltd. 12,300 59,327
Kimura Unity Co., Ltd. 6,400 34,728
#King Jim Co., Ltd. 7,100 43,404
#Kintetsu Department Store
Co., Ltd. 6,000 83,960
Kintetsu Group Holdings Co.,
Ltd. 89,201 1,920,473
Kirin Holdings Co., Ltd. 319,900 4,842,009
Ki-Star Real Estate Co., Ltd. 13,200 458,076
Kitagawa Corp. 8,900 77,370
#Kita-Nippon Bank, Ltd. (The) 5,873 125,374
#Kitanotatsujin Corp. 13,400 13,434
Kitz Corp. 98,100 750,330
Kiyo Bank, Ltd. (The), Class B 90,400 1,531,172
KNT-CT Holdings Co., Ltd. 11,700 96,215
Koa Corp. 38,901 223,904
Koa Shoji Holdings Co., Ltd. 7,900 37,384
Koatsu Gas Kogyo Co., Ltd. 21,100 139,641
Kobayashi Pharmaceutical
Co., Ltd. 8,800 336,046
Kobe Bussan Co., Ltd. 52,000 1,598,934
Kobe Electric Railway Co., Ltd. 2,600 44,348
Kobe Steel, Ltd. 586,100 6,857,830
Koei Tecmo Holdings Co., Ltd. 52,332 898,126
Kohnan Shoji Co., Ltd., Class
R 28,600 752,895
Kohsoku Corp. 4,900 72,758
Koike-ya, Inc. 1,000 32,740
Koito Manufacturing Co., Ltd. 149,500 1,814,249
Kojima Co., Ltd. 33,100 245,048
Kokusai Electric Corp. 1,400 25,862
Kokuyo Co., Ltd. 51,900 1,065,180
Komatsu, Ltd., Class R 411,900 11,842,414
KOMEDA Holdings Co., Ltd. 55,600 1,122,992
Komehyo Holdings Co., Ltd. 9,000 181,464
Komeri Co., Ltd. 24,400 520,878
Konami Group Corp., Class B 27,500 3,923,339
Kondotec, Inc., Class B 4,800 48,155
*Konica Minolta, Inc. 428,200 1,314,259
Konishi Co., Ltd. 79,100 621,088
Konoike Transport Co., Ltd. 30,000 550,196
Konoshima Chemical Co., Ltd. 8,900 80,614
#Kosaido Holdings Co., Ltd. 88,100 303,261
#Kose Corp. 15,700 676,143
Koshidaka Holdings Co., Ltd. 73,035 518,680
#Kotobuki Spirits Co., Ltd.,
Class R 102,000 1,518,130
#Kourakuen Corp. 11,200 81,974
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 2,200 39,623
Shares Value†
JAPAN — (Continued)
KPP Group Holdings Co., Ltd. 60,600 $ 276,999
Krosaki Harima Corp. 26,500 463,527
#KRS Corp. 17,233 221,453
K's Holdings Corp. 210,300 2,019,110
KU Holdings Co., Ltd. 16,600 126,153
Kubota Corp., Class R 411,384 4,767,371
Kumagai Gumi Co., Ltd. 29,100 870,103
Kumiai Chemical Industry Co.,
Ltd. 121,326 646,437
#Kura Sushi, Inc. 22,400 497,027
Kurabo Industries, Ltd. 12,200 534,563
Kuraray Co., Ltd. 338,200 3,944,165
Kureha Corp. 29,700 520,333
Kurimoto, Ltd. 8,000 265,564
Kurita Water Industries, Ltd. 90,600 3,001,157
Kuriyama Holdings Corp. 10,930 100,304
Kushikatsu Tanaka Holdings
Co. 3,300 31,996
Kusuri no Aoki Holdings Co.,
Ltd. 61,300 1,465,458
KYB Corp. 50,800 1,040,289
Kyodo Printing Co., Ltd. 14,400 107,011
Kyoei Steel, Ltd. 38,200 537,221
Kyokuto Boeki Kaisha, Ltd. 10,400 113,303
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 51,900 872,883
Kyokuyo Co., Ltd. 10,100 298,100
Kyorin Pharmaceutical Co.,
Ltd. 22,601 233,552
KYORITSU Co., Ltd. 2,000 2,285
Kyoritsu Maintenance Co., Ltd. 80,901 1,712,284
Kyosan Electric Manufacturing
Co., Ltd. 32,200 108,131
Kyoto Financial Group, Inc. 185,600 3,176,175
Kyowa Kirin Co., Ltd. 74,501 1,162,120
Kyudenko Corp. 44,600 1,500,529
Kyushu Electric Power Co.,
Inc. 265,400 2,363,928
Kyushu Financial Group, Inc. 500,900 2,517,844
Kyushu Railway Co. 69,400 1,788,033
LA Holdings Co., Ltd. 5,200 251,542
#Lacto Japan Co., Ltd. 7,900 195,229
LAND Co., Ltd. 2,003,900 98,341
#Lasertec Corp., Class A 28,100 2,618,123
LEC, Inc. 10,000 88,124
Leopalace21 Corp. 210,300 861,015
Life Corp. 54,500 789,379
Lifedrink Co., Inc. 56,100 668,213
LIFULL Co., Ltd. 77,600 82,148
#LIKE, Inc. 6,600 69,267
Link And Motivation, Inc. 35,800 144,063
Lintec Corp. 40,800 779,159
Lion Corp. 209,301 2,568,574
#LITALICO, Inc. 16,100 139,961
Lixil Corp. 276,778 3,260,834
Loadstar Capital KK 8,900 157,859
Look Holdings, Inc. 2,700 46,129
#*Luckland Co., Ltd. 5,000 59,240
LY Corp. 649,200 2,456,801

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
M3, Inc. 152,971 $ 1,915,891
Mabuchi Motor Co., Ltd. 119,900 1,755,126
Macbee Planet, Inc. 5,000 99,586
Macnica Holdings, Inc. 185,000 2,578,379
Maeda Kosen Co., Ltd. 52,400 750,513
Maezawa Industries, Inc. 9,300 91,474
Makino Milling Machine Co.,
Ltd. 23,611 1,863,852
Makita Corp. 59,900 1,756,182
#Mamiya-Op Co., Ltd. 4,700 45,438
Mammy Mart Corp. 2,000 78,239
#Management Solutions Co.,
Ltd. 3,900 52,824
Mandom Corp. 53,101 506,663
Mani, Inc. 21,800 175,528
MarkLines Co., Ltd. 4,900 78,357
Marubeni Corp. 214,600 3,803,343
Marubun Corp. 18,281 118,934
#Maruchiyo Yamaokaya Corp. 3,700 115,949
Marudai Food Co., Ltd. 20,800 271,228
Maruha Nichiro Corp. 46,600 1,066,011
Marui Group Co., Ltd. 136,900 2,714,678
MARUKA FURUSATO Corp. 23,700 381,652
Maruwa Co., Ltd. 3,900 794,546
Maruyama Manufacturing Co.,
Inc. 700 9,727
Maruzen CHI Holdings Co.,
Ltd. 10,000 22,785
Maruzen Showa Unyu Co.,
Ltd. 3,600 151,430
Marvelous, Inc. 9,900 32,829
Matching Service Japan Co.,
Ltd. 6,400 40,830
Matsuda Sangyo Co., Ltd. 17,400 442,197
Matsui Securities Co., Ltd. 121,900 628,130
MatsukiyoCocokara & Co. 192,900 3,551,962
#Matsuoka Corp. 2,200 27,994
Matsuya Co., Ltd. 34,900 221,428
Matsuyafoods Holdings Co.,
Ltd. 5,600 233,202
Max Co., Ltd. 9,200 271,214
Maxell, Ltd. 64,600 791,196
Maxvalu Tokai Co., Ltd. 8,400 179,024
Mazda Motor Corp. 597,701 3,580,172
McDonald's Holdings Co
Japan, Ltd. 31,200 1,318,957
MCJ Co., Ltd. 74,800 702,168
Mebuki Financial Group, Inc. 703,600 3,421,319
MEC Co., Ltd. 14,800 244,557
Media Do Co., Ltd. 9,899 121,170
#Medical Data Vision Co., Ltd. 12,200 37,206
#Medical System Network Co.,
Ltd., Class B 22,500 74,138
Medipal Holdings Corp. 127,400 2,168,140
#Medius Holdings Co., Ltd. 8,000 54,066
#*Medley, Inc. 7,600 184,352
Megmilk Snow Brand Co., Ltd. 48,800 898,065
Meidensha Corp. 58,700 1,613,180
Meiho Facility Works, Ltd. 5,700 35,685
Shares Value†
JAPAN — (Continued)
Meiji Electric Industries Co.,
Ltd. 6,900 $ 74,253
MEIJI Holdings Co., Ltd. 131,234 3,233,008
#Meiji Shipping Group Co.,
Ltd. 12,400 54,246
Meiko Electronics Co., Ltd. 24,200 1,058,665
MEITEC Group Holdings, Inc. 71,400 1,467,394
Meiwa Corp. 21,300 101,841
#Meiwa Estate Co., Ltd. 14,300 93,936
Menicon Co., Ltd. 93,425 923,509
*Mercari, Inc. 124,901 2,013,530
METAWATER Co., Ltd. 28,800 411,082
#Micronics Japan Co., Ltd. 50,900 1,075,880
#Midac Holdings Co., Ltd. 10,901 174,092
Mie Kotsu Group Holdings, Inc. 56,700 198,752
Mikuni Corp. 15,470 31,018
Milbon Co., Ltd. 31,100 589,993
MIMAKI ENGINEERING Co.,
Ltd. 21,200 214,319
MINEBEA MITSUMI, Inc. 200,600 2,944,871
Mipox Corp. 7,500 26,027
#Mirai Industry Co., Ltd. 3,000 74,558
MIRAIT ONE Corp. 69,100 1,087,560
Mirarth Holdings, Inc. 142,200 492,476
Miroku Jyoho Service Co., Ltd. 14,400 186,663
MISUMI Group, Inc. 107,300 1,505,991
Mitani Corp. 800 10,572
Mitsuba Corp. 38,700 227,360
Mitsubishi Chemical Group
Corp. 1,158,300 5,611,226
Mitsubishi Corp. 604,300 11,489,495
Mitsubishi Electric Corp. 309,800 5,995,534
Mitsubishi Estate Co., Ltd. 197,061 3,460,725
Mitsubishi Gas Chemical Co.,
Inc. 113,000 1,721,063
Mitsubishi Heavy Industries,
Ltd. 727,700 14,266,777
Mitsubishi Logisnext Co., Ltd. 48,200 678,193
Mitsubishi Logistics Corp. 376,100 2,589,774
Mitsubishi Materials Corp. 214,700 3,376,889
Mitsubishi Motors Corp. 900,398 2,494,653
Mitsubishi Paper Mills, Ltd. 29,801 159,618
Mitsubishi Research Institute,
Inc. 3,200 100,505
Mitsubishi Shokuhin Co., Ltd. 26,400 988,334
Mitsubishi Steel Manufacturing
Co., Ltd. 14,100 155,393
Mitsubishi UFJ Financial
Group, Inc. 2,161,800 27,333,191
Mitsuboshi Belting, Ltd. 14,400 360,909
Mitsui & Co., Ltd. 179,900 3,655,007
Mitsui Chemicals, Inc. 169,500 3,719,398
Mitsui DM Sugar Co Ltd 17,000 407,600
Mitsui E&S Co., Ltd. 689,300 8,795,050
Mitsui Fudosan Co., Ltd. 335,000 3,309,135
#Mitsui High-Tec, Inc. 175,500 821,887
Mitsui Mining & Smelting Co.,
Ltd. 94,219 2,558,260
Mitsui-Soko Holdings Co., Ltd. 83,100 1,712,801

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Mitsuuroko Group Holdings
Co., Ltd. 28,300 $ 357,718
Miura Co., Ltd. 23,407 499,680
#Miyaji Engineering Group,
Inc. 24,200 310,983
Miyazaki Bank, Ltd. (The) 18,100 398,444
Miyoshi Oil & Fat Co., Ltd. 4,900 58,021
Mizuho Financial Group, Inc. 427,100 10,719,419
Mizuho Medy Co., Ltd. 11,600 122,392
Mizuno Corp. 72,600 1,295,338
Mochida Pharmaceutical Co.,
Ltd. 17,002 368,313
Modec, Inc. 41,400 1,255,293
Monex Group, Inc. 145,700 729,317
Monogatari Corp. (The) 40,000 1,043,186
MonotaRO Co., Ltd. 98,700 1,901,829
MORESCO Corp. 2,600 21,381
Morinaga & Co., Ltd. 80,600 1,438,357
Morinaga Milk Industry Co.,
Ltd. 110,300 2,624,497
Moriroku Co., Ltd. 3,138 48,355
Morita Holdings Corp. 41,800 623,015
#Morito Co., Ltd. 11,100 110,735
#Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 3,600 70,415
Morozoff, Ltd. 6,600 82,639
Mory Industries, Inc. 4,000 28,575
MOS Food Services, Inc. 15,700 406,699
#MrMax Holdings, Ltd. 15,100 71,350
MS&AD Insurance Group
Holdings, Inc. 432,600 9,841,468
Mugen Estate Co., Ltd. 16,500 255,875
m-up Holdings, Inc. 44,100 583,404
Murata Manufacturing Co., Ltd. 259,400 4,026,301
Musashi Seimitsu Industry
Co., Ltd. 89,400 1,528,023
Musashino Bank, Ltd. (The) 35,800 790,592
Nabtesco Corp. 104,427 1,571,457
NAC Co., Ltd. 14,300 61,154
#Nachi-Fujikoshi Corp. 15,800 337,290
Nafco Co., Ltd. 13,100 166,781
#Nagano Keiki Co., Ltd. 14,000 185,208
Nagase & Co., Ltd. 120,900 2,128,294
Nagase Brothers, Inc. 3,600 46,439
Nagoya Railroad Co., Ltd. 134,700 1,644,560
Nakabayashi Co., Ltd. 16,800 61,010
Nakamoto Packs Co., Ltd. 3,000 35,754
Nakamuraya Co., Ltd. 3,100 70,741
Nakanishi, Inc. 20,100 262,382
#Nakayama Steel Works, Ltd. 53,500 273,051
#Namura Shipbuilding Co.,
Ltd. 82,676 1,165,022
Nankai Electric Railway Co.,
Ltd. 64,400 1,020,133
Nanto Bank, Ltd. (The) 35,300 962,682
Nanyo Corp. 8,700 72,093
#Natori Co., Ltd. 2,900 41,902
NCD Co., Ltd. 4,100 77,321
Shares Value†
JAPAN — (Continued)
NEC Corp. 316,500 $ 7,712,801
*Net Protections Holdings, Inc. 47,600 155,841
New Art Holdings Co., Ltd. 5,500 53,558
Nexon Co., Ltd. 30,300 476,889
#Nextage Co., Ltd. 66,200 828,428
*NexTone, Inc. 3,500 31,089
NGK Insulators, Ltd. 226,300 2,794,640
NH Foods, Ltd. 69,900 2,638,892
NHK Spring Co., Ltd. 205,900 2,290,825
#Nicca Chemical Co., Ltd. 3,600 33,315
Nice Corp. 3,921 43,460
Nichias Corp. 88,161 2,965,483
Nichiban Co., Ltd. 7,900 112,984
Nichicon Corp. 73,200 600,421
Nichiden Corp. 11,500 229,613
Nichiha Corp. 26,600 540,616
Nichimo Co., Ltd. 6,300 87,451
Nichirei Corp. 195,300 2,680,857
Nichireki Group Co., Ltd. 10,800 186,941
Nichirin Co., Ltd. 10,700 263,674
NIDEC Corp. 273,664 4,859,723
Nifco, Inc. 114,600 2,847,325
#Nihon Chouzai Co., Ltd. 13,100 269,549
#Nihon Dempa Kogyo Co., Ltd. 26,500 144,353
Nihon Denkei Co., Ltd. 1,400 18,835
Nihon Flush Co., Ltd. 19,160 109,877
Nihon House Holdings Co.,
Ltd. 33,300 76,573
Nihon Kohden Corp. 60,000 725,603
Nihon M&A Center Holdings,
Inc. 330,401 1,350,419
Nihon Nohyaku Co., Ltd. 33,800 195,492
Nihon Yamamura Glass Co.,
Ltd. 5,000 78,589
Nikkiso Co., Ltd. 77,600 646,848
Nikko Co., Ltd. 17,356 82,619
#Nikkon Holdings Co., Ltd. 136,406 2,821,072
Nikon Corp. 303,300 2,912,012
Nintendo Co., Ltd. 182,600 15,144,125
Nippi, Inc. 1,000 38,769
Nippn Corp. 51,100 806,050
Nippon Air Conditioning
Services Co., Ltd. 4,700 33,411
#Nippon Avionics Co., Ltd. 5,000 104,985
Nippon Carbide Industries Co.,
Inc. 6,300 74,377
Nippon Carbon Co., Ltd. 11,100 325,670
Nippon Chemical Industrial
Co., Ltd. 7,700 113,686
*Nippon Chemi-Con Corp. 24,801 169,177
#*Nippon Coke & Engineering
Co., Ltd. 280,900 169,359
Nippon Concept Corp. 8,900 108,005
Nippon Concrete Industries
Co., Ltd. 31,483 73,499
Nippon Denko Co., Ltd. 110,500 207,614
Nippon Densetsu Kogyo Co.,
Ltd. 8,900 135,584
Nippon Dry-Chemical Co., Ltd. 5,200 153,113

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
#Nippon Electric Glass Co.,
Ltd. 107,700 $ 2,472,026
NIPPON EXPRESS
HOLDINGS, Inc. 296,800 5,300,743
#Nippon Fine Chemical Co.,
Ltd. 6,900 103,326
Nippon Gas Co., Ltd. 104,600 1,928,984
Nippon Kayaku Co., Ltd. 141,800 1,336,582
Nippon Kodoshi Corp. 800 9,978
Nippon Light Metal Holdings
Co., Ltd. 92,100 960,774
Nippon Paint Holdings Co.,
Ltd. 323,500 2,460,723
Nippon Paper Industries Co.,
Ltd. 170,700 1,325,965
Nippon Parking Development
Co., Ltd. 329,300 549,449
Nippon Rietec Co., Ltd. 7,600 86,155
Nippon Road Co., Ltd. (The) 24,000 329,613
Nippon Sanso Holdings Corp. 88,000 2,816,321
Nippon Seisen Co., Ltd. 8,400 62,305
Nippon Sharyo, Ltd. 3,974 56,166
#*Nippon Sheet Glass Co.,
Ltd. 158,901 454,512
Nippon Shinyaku Co., Ltd. 63,900 1,647,226
Nippon Shokubai Co., Ltd. 173,900 2,042,081
Nippon Signal Co., Ltd. 48,800 334,251
Nippon Soda Co., Ltd. 35,000 656,373
Nippon Steel Corp. 264,400 5,579,389
Nippon Telegraph &
Telephone Corp. 4,046,300 4,235,226
Nippon Thompson Co., Ltd. 32,700 111,644
Nippon Yakin Kogyo Co., Ltd. 16,700 474,166
Nipro Corp. 191,506 1,698,367
Nishimatsu Construction Co.,
Ltd. 29,300 1,089,712
Nishimatsuya Chain Co., Ltd. 36,700 568,356
Nishi-Nippon Financial
Holdings, Inc. 171,000 2,499,544
Nishi-Nippon Railroad Co., Ltd. 26,800 412,033
Nishio Holdings Co., Ltd. 24,600 705,370
Nissan Chemical Corp. 124,446 3,633,746
*Nissan Motor Co., Ltd. 846,396 2,026,390
Nissan Tokyo Sales Holdings
Co., Ltd. 34,700 118,716
Nissei ASB Machine Co., Ltd. 6,800 216,671
Nissei Plastic Industrial Co.,
Ltd. 7,100 41,413
Nissha Co., Ltd. 49,400 423,211
Nisshin Oillio Group, Ltd. (The) 23,300 804,490
Nisshin Seifun Group, Inc. 168,700 2,179,121
Nisshinbo Holdings, Inc. 181,600 1,083,565
Nissin Corp. 15,500 521,593
Nissin Foods Holdings Co.,
Ltd. 11,400 251,673
Nisso Holdings Co., Ltd. 13,900 67,142
Nissui Corp. 430,600 2,616,384
Niterra Co., Ltd. 112,500 3,503,400
Nitori Holdings Co., Ltd. 14,100 1,687,868
Shares Value†
JAPAN — (Continued)
Nitta Gelatin, Inc. 6,300 $ 36,129
Nitto Boseki Co., Ltd. 28,900 765,858
Nitto Denko Corp. 409,300 7,175,089
Nitto Fuji Flour Milling Co., Ltd. 900 43,347
Nitto Kogyo Corp. 34,300 720,435
Nitto Seiko Co., Ltd. 17,222 71,356
Nittoc Construction Co., Ltd. 6,500 47,529
Nittoku Co., Ltd., Class B 13,401 190,154
NMS Holdings Co. 8,200 35,240
Noevir Holdings Co., Ltd. 8,115 234,677
NOF Corp. 166,800 2,508,315
Nohmi Bosai, Ltd. 8,100 189,382
Nojima Corp. 68,000 1,226,612
Nomura Holdings, Inc. 875,700 4,857,360
Nomura Holdings, Inc.,
Sponsored ADR 460,737 2,557,090
#Nomura Micro Science Co.,
Ltd. 20,600 337,797
Nomura Real Estate Holdings,
Inc. 315,000 1,870,257
Nomura Research Institute,
Ltd. 150,300 5,681,559
Noritake Co., Ltd. 26,700 695,391
Noritz Corp. 40,700 501,046
North Pacific Bank, Ltd. 449,900 1,561,277
#NPC, Inc. 11,500 60,870
NPR-RIKEN Corp. 27,344 453,752
NS Solutions Corp. 28,700 680,277
NS United Kaiun Kaisha, Ltd. 11,800 311,462
NSD Co., Ltd. 55,500 1,306,958
NSK, Ltd. 654,402 2,862,779
NSW, Inc. 6,500 141,493
NTN Corp. 749,000 1,154,691
NTT Data Group Corp. 187,700 3,720,708
#*Nxera Pharma Co., Ltd. 34,800 217,134
Oat Agrio Co., Ltd. 8,900 127,785
Obara Group, Inc. 5,700 132,869
Obayashi Corp. 232,600 3,614,399
OBIC Business Consultants
Co., Ltd. 2,200 105,172
Obic Co., Ltd. 77,400 2,708,240
Ochi Holdings Co., Ltd. 1,200 11,450
Odakyu Electric Railway Co.,
Ltd. 164,400 1,817,574
#Oenon Holdings, Inc. 44,400 144,119
Ogaki Kyoritsu Bank, Ltd.
(The) 47,800 772,427
#Ohara, Inc. 4,200 30,475
#Ohba Co., Ltd. 5,200 38,971
Ohsho Food Service Corp. 26,100 592,849
OIE Sangyo Co., Ltd. 5,800 80,551
Oiles Corp. 23,500 351,907
Oita Bank, Ltd. (The) 13,600 323,696
Oji Holdings Corp. 724,500 3,427,458
Okabe Co., Ltd. 37,200 231,066
Okada Aiyon Corp. 7,600 99,742
Okamoto Industries, Inc. 3,300 116,370
Okamoto Machine Tool Works,
Ltd. 2,300 56,194

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Okamura Corp. 37,200 $ 516,898
Okasan Securities Group, Inc. 235,900 1,050,172
Oki Electric Industry Co., Ltd. 142,192 947,016
Okinawa Cellular Telephone
Co. 21,500 638,338
#Okinawa Electric Power Co.,
Inc. (The) 32,200 214,908
Okinawa Financial Group, Inc. 31,300 542,001
OKUMA Corp. 58,100 1,301,385
Okumura Corp. 31,000 960,600
Okura Industrial Co., Ltd. 7,500 217,155
#Okuwa Co., Ltd. 24,680 157,278
Olympus Corp. 296,000 3,871,200
Omron Corp. 41,048 1,217,282
Onamba Co., Ltd. 1,800 11,395
One Career, Inc. 5,100 67,290
Ono Pharmaceutical Co., Ltd. 121,300 1,396,345
Onoken Co., Ltd. 18,200 190,753
Onward Holdings Co., Ltd. 154,500 624,975
Ootoya Holdings Co., Ltd. 2,300 84,331
Open House Group Co., Ltd. 81,100 3,592,189
Open Up Group, Inc. 43,900 563,831
Optex Group Co., Ltd. 33,700 360,295
#Optim Corp. 14,900 68,212
Optimus Group Co., Ltd. 26,300 63,796
Optorun Co., Ltd. 27,001 268,041
Oracle Corp. 8,900 1,070,383
Organo Corp. 29,500 1,404,269
Oriental Consultants Holdings
Co., Ltd. 400 14,077
Oriental Land Co., Ltd. 99,900 2,124,206
Oriental Shiraishi Corp. 160,200 422,288
#Oro Co., Ltd. 4,900 82,102
Osaka Gas Co., Ltd. 85,400 2,165,534
#Osaka Organic Chemical
Industry, Ltd. 14,300 240,205
Osaka Steel Co., Ltd. 1,500 25,081
#OSAKA Titanium
Technologies Co., Ltd. 30,000 347,027
Osaki Electric Co., Ltd. 33,900 201,537
#OSG Corp. 72,200 856,692
Otsuka Corp. 60,200 1,338,294
Otsuka Holdings Co., Ltd. 75,700 3,692,126
OUG Holdings, Inc. 2,000 44,307
Oval Corp. 16,700 46,480
Pacific Industrial Co., Ltd. 60,300 529,696
#Pack Corp. (The) 4,800 109,198
PAL GROUP Holdings Co.,
Ltd. 36,200 1,008,798
PALTAC Corp. 21,401 593,239
Pan Pacific International
Holdings Corp. 151,900 4,696,291
Panasonic Holdings Corp. 441,100 5,074,629
Paraca, Inc. 4,278 56,294
Paramount Bed Holdings Co.,
Ltd., Class A 15,800 254,657
Park24 Co., Ltd. 174,200 2,471,212
Pasona Group, Inc. 22,100 341,788
Pegasus Co., Ltd. 20,300 67,458
Shares Value†
JAPAN — (Continued)
Penta-Ocean Construction
Co., Ltd. 375,000 $ 2,155,777
#People Dreams &
Technologies Group Co., Ltd. 5,000 61,974
*PeptiDream, Inc. 119,300 1,620,051
Persol Holdings Co., Ltd. 1,742,900 3,151,247
Pharma Foods International
Co., Ltd. 21,100 135,055
PHC Holdings Corp.,
Registered 14,900 100,489
#PIA Corp. 2,600 48,139
Pickles Holdings Co., Ltd. 9,200 59,725
#Pigeon Corp. 83,200 1,007,044
PILLAR Corp. 25,800 656,576
Pilot Corp. 22,600 630,911
#*PKSHA Technology, Inc. 4,400 87,297
Plus Alpha Consulting Co., Ltd. 31,200 364,408
#Pole To Win Holdings, Inc. 19,500 49,215
Port, Inc. 6,900 90,217
PR Times Corp. 3,900 61,983
Premium Water Holdings, Inc. 4,600 92,168
Press Kogyo Co., Ltd., Class B 110,000 420,289
Prestige International, Inc. 94,200 443,131
Prima Meat Packers, Ltd. 35,900 578,870
Procrea Holdings, Inc. 26,784 306,071
#Pro-Ship, Inc. 7,100 105,425
PS Construction Co., Ltd.,
Registered 15,970 171,523
Punch Industry Co., Ltd. 9,300 25,623
QB Net Holdings Co., Ltd. 16,687 130,323
Qol Holdings Co., Ltd. 32,600 525,202
Quick Co., Ltd. 10,000 147,504
Raccoon Holdings, Inc. 7,700 44,373
Raito Kogyo Co., Ltd. 45,600 849,086
Raiznext Corp. 16,400 171,542
Raksul, Inc. 80,100 644,663
Rakus Co., Ltd. 93,700 1,415,288
*Rakuten Bank, Ltd. 55,400 2,312,476
*Rakuten Group, Inc. 558,500 3,287,022
Rasa Corp. 4,200 41,959
Rasa Industries, Ltd. 8,500 163,576
Recruit Holdings Co., Ltd. 337,200 18,774,835
Relo Group, Inc. 99,900 1,317,386
Renesas Electronics Corp. 489,100 5,734,855
Rengo Co., Ltd. 288,000 1,607,179
#*RENOVA, Inc. 83,000 379,389
Resol Holdings Co., Ltd. 800 28,379
Resona Holdings, Inc. 954,500 7,621,814
Resonac Holdings Corp. 195,982 3,567,493
Resorttrust, Inc. 202,200 2,076,009
Restar Corp. 24,500 383,886
Retail Partners Co., Ltd. 24,500 235,141
Rheon Automatic Machinery
Co., Ltd. 14,200 115,579
Ricoh Co., Ltd. 277,300 2,927,747
Riken Keiki Co., Ltd. 8,900 166,469
Riken Technos Corp. 37,100 260,876
Riken Vitamin Co., Ltd. 25,100 438,335
Ringer Hut Co., Ltd. 22,300 348,008

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Rinnai Corp. 62,700 $ 1,407,937
Rion Co., Ltd. 4,700 78,158
Rise Consulting Group, Inc. 700 4,579
#Riso Kyoiku Co., Ltd. 36,149 61,583
Rohm Co., Ltd., Registered 302,501 2,751,648
Rohto Pharmaceutical Co.,
Ltd. 122,700 2,051,595
Rokko Butter Co., Ltd. 11,800 104,731
Roland Corp., Registered 14,100 312,861
Rorze Corp. 131,500 1,314,170
Round One Corp. 320,681 1,996,388
Royal Holdings Co., Ltd. 37,600 684,835
Ryobi, Ltd. 34,100 497,730
RYODEN Corp. 13,500 228,943
Ryohin Keikaku Co., Ltd. 205,300 6,980,545
Ryoyo Ryosan Holdings, Inc. 30,008 504,060
S Foods, Inc. 7,301 137,943
S&B Foods, Inc. 6,108 121,184
#Sac's Bar Holdings, Inc. 13,500 79,122
Saibu Gas Holdings Co., Ltd. 17,300 208,488
Saizeriya Co., Ltd. 42,200 1,357,950
Sakai Chemical Industry Co.,
Ltd. 16,400 288,242
Sakai Heavy Industries, Ltd. 4,300 61,226
Sakai Moving Service Co., Ltd. 23,580 403,855
Sakata INX Corp. 69,600 902,692
Sakata Seed Corp. 28,900 669,619
Sala Corp. 60,261 386,137
San Holdings, Inc. 8,200 69,100
San ju San Financial Group,
Inc. 31,400 503,668
San-A Co., Ltd. 29,200 581,789
San-Ai Obbli Co., Ltd. 69,900 821,805
Sangetsu Corp. 61,600 1,253,247
San-In Godo Bank, Ltd. (The) 46,000 406,338
#*SANIX HOLDINGS, Inc. 16,400 26,329
*Sanken Electric Co., Ltd. 33,001 1,450,850
Sanki Engineering Co., Ltd. 33,500 856,054
Sanko Gosei, Ltd. 33,200 141,747
Sanko Metal Industrial Co.,
Ltd. 2,200 91,461
Sankyo Co., Ltd. 185,600 2,832,664
Sankyo Frontier Co., Ltd. 8,400 113,127
#Sankyo Tateyama, Inc. 15,400 68,773
Sankyu, Inc. 66,800 2,926,481
Sanoh Industrial Co., Ltd. 32,700 141,676
Sanrio Co., Ltd. 68,800 2,741,582
#Sansei Technologies, Inc. 8,500 75,084
Sansha Electric Manufacturing
Co., Ltd. 11,500 65,143
Sanshin Electronics Co., Ltd. 5,200 72,109
#Santec Holdings Corp.,
Registered 3,400 98,801
Santen Pharmaceutical Co.,
Ltd., Registered 314,700 3,192,449
Sanwa Holdings Corp. 148,200 4,868,657
Sanyo Chemical Industries,
Ltd. 16,500 416,433
Sanyo Denki Co., Ltd. 10,100 693,207
Shares Value†
JAPAN — (Continued)
Sanyo Electric Railway Co.,
Ltd. 10,400 $ 147,134
Sanyo Trading Co., Ltd. 22,242 218,459
Sapporo Holdings, Ltd. 46,200 2,566,523
Sato Corp. 31,100 449,581
Sato Shoji Corp. 9,800 100,996
#Satori Electric Co., Ltd. 11,500 133,108
Sawai Group Holdings Co.,
Ltd. 157,700 2,265,887
SBI Global Asset Management
Co., Ltd. 13,900 61,977
SBI Holdings, Inc. 74,000 1,939,750
#SBI Sumishin Net Bank, Ltd. 41,000 1,189,989
SBS Holdings, Inc. 20,700 415,045
SCREEN Holdings Co., Ltd. 31,201 2,070,150
Scroll Corp. 38,500 276,928
SCSK Corp., Class B 65,200 1,710,906
Secom Co., Ltd., Class B 52,300 1,924,218
#Seed Co., Ltd. 13,700 45,622
Sega Sammy Holdings, Inc. 130,400 2,735,712
Seibu Holdings, Inc. 180,400 4,364,557
Seika Corp. 6,400 196,971
#Seikitokyu Kogyo Co., Ltd. 33,700 366,674
#Seiko Electric Co., Ltd. 4,600 40,731
Seiko Epson Corp. 136,600 1,904,777
Seiko Group Corp. 28,300 747,974
Seino Holdings Co., Ltd. 73,500 1,158,357
Seiren Co., Ltd. 26,900 419,040
Sekisui Chemical Co., Ltd. 244,500 4,266,408
Sekisui House, Ltd. 230,000 5,282,389
Sekisui Kasei Co., Ltd. 23,800 54,561
SEMITEC Corp. 8,500 105,892
Senko Group Holdings Co.,
Ltd. 190,700 2,268,774
Senshu Electric Co., Ltd. 10,800 332,011
Senshu Ikeda Holdings, Inc. 397,800 1,307,965
*Senshukai Co., Ltd. 6,400 11,935
Septeni Holdings Co., Ltd. 46,300 118,152
#SERAKU Co., Ltd. 1,000 10,046
Seria Co., Ltd. 38,900 792,781
Seven & i Holdings Co., Ltd. 972,229 14,412,354
Seven Bank, Ltd. 1,010,000 1,814,091
#SFP Holdings Co., Ltd. 5,500 82,978
SG Holdings Co., Ltd. 203,521 2,146,644
Sharingtechnology, Inc. 27,900 222,590
#Sharp Corp. 80,944 479,513
Shibaura Electronics Co., Ltd. 15,400 636,988
Shibaura Machine Co., Ltd. 31,400 791,384
Shibaura Mechatronics Corp. 25,300 1,184,829
Shibusawa Logistics Corp. 7,100 158,287
Shibuya Corp. 17,800 386,848
*SHIFT, Inc. 294,715 2,708,717
Shiga Bank, Ltd. (The) 24,055 962,942
Shikibo, Ltd. 6,604 44,863
Shikoku Bank, Ltd. (The) 50,300 416,816
Shikoku Electric Power Co.,
Inc. 122,700 1,008,593
Shima Seiki Manufacturing,
Ltd. 30,801 188,727

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Shimadaya Corp. 10,100 $ 132,410
Shimadzu Corp. 86,700 2,229,498
Shimamura Co., Ltd. 18,800 1,253,685
Shimano, Inc. 9,300 1,316,044
Shimizu Bank, Ltd. (The) 4,200 41,429
Shimizu Corp. 334,100 3,573,118
Shimojima Co., Ltd. 6,500 56,187
Shin Maint Holdings Co., Ltd. 4,600 24,929
Shin Nippon Air Technologies
Co., Ltd. 19,000 281,723
#Shin Nippon Biomedical
Laboratories, Ltd. 12,200 122,565
Shinagawa Refractories Co.,
Ltd. 35,800 412,614
#Shindengen Electric
Manufacturing Co., Ltd. 6,200 89,627
Shin-Etsu Chemical Co., Ltd. 418,700 12,710,116
Shin-Etsu Polymer Co., Ltd. 40,400 413,800
Shinko Shoji Co., Ltd. 34,300 214,255
Shinmaywa Industries, Ltd. 86,300 808,911
Shinnihon Corp. 2,600 30,076
Shinnihonseiyaku Co., Ltd. 6,400 107,684
Shinobu Foods Products Co.,
Ltd. 2,200 13,619
Shinsho Corp. 2,700 35,605
Shinwa Co., Ltd. 9,700 205,370
Shinwa Co., Ltd. 11,500 58,451
Shionogi & Co., Ltd. 239,900 4,026,364
Ship Healthcare Holdings, Inc. 98,500 1,428,747
Shiseido Co., Ltd. 48,800 805,179
Shizuoka Financial Group, Inc. 218,000 2,412,458
Shizuoka Gas Co., Ltd. 52,600 433,662
SHO-BOND Holdings Co., Ltd. 30,600 1,098,588
Shoei Co., Ltd. 73,900 866,242
Shoei Foods Corp. 9,000 256,485
Shofu, Inc., Class A 4,800 73,460
Showa Sangyo Co., Ltd. 23,000 487,766
SIGMAXYZ Holdings, Inc. 82,200 599,903
Siix Corp., Registered 36,801 270,899
Simplex Holdings, Inc. 37,100 784,187
Sinanen Holdings Co., Ltd. 3,300 153,618
Sinfonia Technology Co., Ltd. 29,200 1,244,644
Sinko Industries, Ltd. 62,000 525,939
SK-Electronics Co., Ltd. 1,500 24,239
SKY Perfect JSAT Holdings,
Inc. 210,200 1,694,686
#Skylark Holdings Co., Ltd. 220,300 4,578,515
Skymark Airlines, Inc. 24,900 87,806
Smaregi, Inc. 1,800 39,687
SMC Corp. 1,000 325,785
SMK Corp. 2,700 44,293
SMS Co., Ltd. 48,600 451,962
Socionext, Inc. 199,300 2,141,245
Soda Nikka Co., Ltd. 11,700 84,403
Sodick Co., Ltd. 60,900 319,785
SoftBank Corp. 6,297,800 9,532,354
Softcreate Holdings Corp.,
Class B 12,300 168,668
Software Service, Inc. 2,600 229,851
Shares Value†
JAPAN — (Continued)
Sohgo Security Services Co.,
Ltd. 316,800 $ 2,501,929
Sojitz Corp. 173,000 4,088,496
Soken Chemical & Engineering
Co., Ltd. 13,200 140,199
Solasto Corp. 62,298 192,607
Soliton Systems K.K. 8,700 76,119
Sompo Holdings, Inc. 335,600 10,928,645
Sony Group Corp. 1,698,400 44,900,914
#Sony Group Corp., ADR 39,000 1,014,000
Sotetsu Holdings, Inc. 76,000 1,157,263
Sparx Group Co., Ltd. 19,340 195,651
SPK Corp., Registered 4,600 66,562
#S-Pool, Inc. 54,400 113,651
Square Enix Holdings Co., Ltd. 26,000 1,509,072
SRE Holdings Corp. 10,800 265,760
#SRS Holdings Co., Ltd.,
Class B 21,800 181,870
St Marc Holdings Co., Ltd.,
Registered 1,500 27,300
ST. Corp. 9,500 100,035
Star Mica Holdings Co., Ltd. 18,500 126,066
Star Micronics Co., Ltd. 48,000 552,888
Startia Holdings, Inc. 4,200 61,922
Starts Corp., Inc. 41,000 1,115,255
Starzen Co., Ltd. 35,630 304,494
#St-Care Holding Corp. 13,500 73,160
Stella Chemifa Corp. 7,000 182,557
Step Co., Ltd. 4,800 76,792
STI Foods Holdings, Inc. 6,900 59,596
Strike Co., Ltd. 7,694 158,098
#Studio Alice Co., Ltd. 8,200 121,183
Subaru Corp. 561,600 10,207,151
Sugi Holdings Co., Ltd.,
Registered 71,400 1,504,185
Sugimoto & Co., Ltd.,
Registered 9,262 104,412
#SUMCO Corp. 248,300 1,712,894
Sumida Corp. 35,800 236,676
Suminoe Co., Ltd. 4,200 36,953
Sumitomo Bakelite Co., Ltd. 84,600 1,967,911
Sumitomo Chemical Co., Ltd. 1,558,400 3,755,062
Sumitomo Corp. 181,300 4,446,070
Sumitomo Electric Industries,
Ltd. 349,200 5,603,749
#Sumitomo Forestry Co., Ltd. 119,300 3,435,813
Sumitomo Heavy Industries,
Ltd. 106,900 2,226,584
Sumitomo Mitsui Construction
Co., Ltd. 168,300 597,026
Sumitomo Mitsui Financial
Group, Inc. 408,900 9,746,635
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 501,500 7,121,300
Sumitomo Mitsui Trust Group,
Inc. 273,300 6,753,943
Sumitomo Osaka Cement Co.,
Ltd. 43,900 1,202,757
*Sumitomo Pharma Co., Ltd. 151,500 835,884

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Sumitomo Realty &
Development Co., Ltd. 118,900 $ 4,417,905
Sumitomo Riko Co., Ltd. 50,100 573,214
Sumitomo Rubber Industries,
Ltd. 203,800 2,571,789
Sumitomo Seika Chemicals
Co., Ltd. 11,000 367,463
Sumitomo Warehouse Co.,
Ltd. (The) 38,400 745,171
Sun Frontier Fudousan Co.,
Ltd. 43,000 587,542
*Suncall Corp. 25,100 55,606
Sundrug Co., Ltd. 67,800 2,273,943
Suntory Beverage & Food, Ltd. 47,700 1,668,029
#Sun-Wa Technos Corp. 8,100 120,046
Suruga Bank, Ltd. 219,800 1,938,505
#Suzuden Corp. 5,800 79,006
Suzuken Co., Ltd. 93,400 3,389,220
Suzuki Co., Ltd. 14,600 165,100
Suzuki Motor Corp. 559,900 6,702,392
#Suzumo Machinery Co., Ltd.,
Class A 1,600 22,109
SWCC Corp., Class B 40,000 1,817,162
Synchro Food Co., Ltd. 3,300 13,789
Sysmex Corp. 220,500 4,098,820
System Research Co., Ltd. 9,100 111,453
System Support Holdings, Inc. 4,900 68,911
Systems Engineering
Consultants Co., Ltd. 1,800 55,903
Systena Corp. 267,200 696,848
Syuppin Co., Ltd. 31,000 239,063
T Hasegawa Co., Ltd. 19,600 392,440
T&D Holdings, Inc. 178,200 3,786,625
T. RAD Co., Ltd. 2,700 72,592
Tachibana Eletech Co., Ltd.,
Class S 17,000 277,692
Tachi-S Co., Ltd., Class S 40,100 443,057
Tadano, Ltd. 97,000 673,029
Taihei Dengyo Kaisha, Ltd. 8,000 274,257
Taiheiyo Cement Corp. 141,000 3,801,781
#Taiho Kogyo Co., Ltd. 14,600 66,633
Taikisha, Ltd. 33,200 545,575
#Taiko Bank, Ltd. (The) 4,200 41,547
Taisei Corp. 43,800 2,378,232
Taisei Lamick Group Head
Quarter & Innovation Co Ltd 3,600 62,591
Taiyo Holdings Co., Ltd. 38,400 1,424,117
Taiyo Yuden Co., Ltd. 134,700 2,036,931
Takamatsu Construction
Group Co., Ltd. 17,100 347,539
Takamiya Co., Ltd. 21,757 58,572
Takaoka Toko Co., Ltd. 6,600 106,190
Takara & Co., Ltd. 9,400 228,344
Takara Bio, Inc. 59,994 343,628
Takara Holdings, Inc. 152,500 1,231,632
Takara Standard Co., Ltd. 45,400 573,229
Takasago International Corp. 14,800 695,177
Takasago Thermal
Engineering Co., Ltd. 27,400 1,214,021
Shares Value†
JAPAN — (Continued)
Takashima & Co., Ltd. 10,700 $ 98,043
Takashimaya Co., Ltd. 303,600 2,339,150
Take And Give Needs Co., Ltd. 13,200 80,140
#TAKEBISHI Corp. 2,100 26,221
Takeda Pharmaceutical Co.,
Ltd. 414,200 12,582,225
#Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 7,000 107,030
Takeuchi Manufacturing Co.,
Ltd. 52,000 1,624,089
Taki Chemical Co., Ltd. 4,600 101,262
Takuma Co., Ltd. 18,000 232,319
#Tama Home Co., Ltd. 16,000 448,121
Tamron Co., Ltd. 39,400 888,047
Tamura Corp. 99,000 315,795
TANABE ENGINEERING
Corp. 1,000 15,122
#Tanseisha Co., Ltd. 34,500 251,059
Tayca Corp. 10,900 99,112
Tazmo Co., Ltd. 11,800 144,026
TDC Soft, Inc. 14,900 131,514
TDK Corp. 922,500 9,840,043
TechMatrix Corp. 50,100 714,761
Techno Ryowa, Ltd. 1,200 24,061
Techno Smart Corp. 1,900 21,246
TechnoPro Holdings, Inc. 128,000 2,886,820
Teijin, Ltd. 218,800 1,829,213
Teikoku Electric Manufacturing
Co., Ltd. 8,800 172,187
Tekken Corp. 11,900 231,676
Temairazu, Inc., Registered 2,500 62,044
*Ten Allied Co., Ltd. 5,800 10,938
Tenma Corp. 11,700 292,418
Tenpos Holdings Co., Ltd. 600 14,470
#Tera Probe, Inc. 4,600 85,363
#Terasaki Electric Co., Ltd. 3,700 54,265
Terumo Corp. 74,000 1,420,962
Tess Holdings Co., Ltd. 45,300 105,755
THK Co., Ltd. 145,100 3,573,586
TIS, Inc. 91,800 2,658,622
TKC Corp. 16,900 476,290
#*TKP Corp. 9,800 129,851
TOA Corp. 90,100 872,323
TOA ROAD Corp. 31,700 338,913
Toagosei Co., Ltd. 60,700 570,871
TOBISHIMA HOLDINGS, Inc. 18,100 227,646
Tobu Railway Co., Ltd. 91,200 1,664,285
Tocalo Co., Ltd. 62,700 721,771
Tochigi Bank, Ltd. (The) 146,300 330,262
Toda Corp. 259,700 1,653,166
Toei Animation Co., Ltd. 26,500 642,807
Toell Co., Ltd. 3,800 20,513
Toenec Corp. 35,200 278,856
Toho Bank, Ltd. (The) 303,500 744,707
Toho Co., Ltd. 7,800 179,361
Toho Co., Ltd. 12,200 697,925
Toho Gas Co., Ltd. 35,945 1,074,268
#Toho Holdings Co., Ltd. 44,800 1,467,056
#Toho Titanium Co., Ltd. 51,900 369,675

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Tohoku Bank, Ltd. (The) 3,100 $ 23,363
Tohoku Electric Power Co.,
Inc. 241,500 1,732,861
#Tokai Carbon Co., Ltd. 347,300 2,238,312
Tokai Corp. 8,900 131,154
TOKAI Holdings Corp. 98,870 693,837
Tokai Rika Co., Ltd. 53,933 804,987
Tokai Tokyo Financial
Holdings, Inc. 330,000 1,089,666
Tokio Marine Holdings, Inc. 495,200 19,816,332
Tokushu Tokai Paper Co., Ltd. 7,500 196,123
Tokuyama Corp. 104,100 2,120,826
*Tokyo Electric Power Co.
Holdings, Inc. 676,300 2,067,684
#Tokyo Electron Device, Ltd. 26,700 553,130
Tokyo Electron, Ltd. 95,200 14,165,872
Tokyo Energy & Systems, Inc. 13,000 102,804
Tokyo Gas Co., Ltd. 89,900 2,989,314
#Tokyo Individualized
Educational Institute, Inc. 20,000 43,887
Tokyo Kiraboshi Financial
Group, Inc. 38,900 1,527,201
Tokyo Ohka Kogyo Co., Ltd. 59,700 1,312,948
Tokyo Rope Manufacturing
Co., Ltd. 9,600 81,638
Tokyo Sangyo Co., Ltd. 13,900 67,629
Tokyo Seimitsu Co., Ltd. 48,000 2,681,997
Tokyo Steel Manufacturing
Co., Ltd. 74,500 843,505
#Tokyo Tatemono Co., Ltd. 221,600 3,967,796
#Tokyo Tekko Co., Ltd. 10,900 424,110
#Tokyo Theatres Co., Inc. 2,600 19,905
Tokyotokeiba Co., Ltd. 21,200 624,229
Tokyu Construction Co., Ltd. 129,000 747,918
Tokyu Corp. 123,300 1,502,351
Tokyu Fudosan Holdings Corp. 666,900 4,655,302
Toli Corp. 51,200 175,165
Tomato Bank, Ltd. 3,000 24,839
#Tomen Devices Corp. 3,300 123,079
Tomoe Engineering Co., Ltd. 15,000 145,436
Tomoku Co., Ltd. 8,200 140,614
TOMONY Holdings, Inc. 284,100 1,083,500
Tomy Co., Ltd. 141,600 3,113,135
Topcon Corp. 106,500 2,422,830
Topre Corp. 53,164 649,641
Topy Industries, Ltd. 15,200 220,690
Toray Industries, Inc. 622,300 3,967,032
Torex Semiconductor, Ltd. 8,784 73,036
Toridoll Holdings Corp., Class
A 51,200 1,531,980
#Torishima Pump
Manufacturing Co., Ltd., Class
A 18,600 256,754
Tosei Corp. 40,500 681,436
Toshiba TEC Corp. 26,000 488,685
Tosho Co., Ltd. 12,400 47,813
Tosoh Corp. 220,900 3,112,020
Totech Corp. 22,300 405,696
Totetsu Kogyo Co., Ltd. 33,300 736,550
Shares Value†
JAPAN — (Continued)
TOTO, Ltd. 107,000 $ 2,846,032
#Toukei Computer Co., Ltd. 600 18,382
Toumei Co., Ltd. 800 11,127
Tow Co., Ltd. 27,100 60,036
Towa Bank, Ltd. (The) 27,000 115,655
#Towa Corp. 271,800 2,528,594
Towa Pharmaceutical Co., Ltd. 36,600 678,424
Toyo Construction Co., Ltd. 39,000 365,830
#Toyo Corp. 11,400 109,812
Toyo Innovex Co., Ltd. 7,300 29,581
Toyo Kanetsu KK 7,000 173,724
Toyo Logistics Co., Ltd. 1,600 16,444
Toyo Seikan Group Holdings,
Ltd. 79,900 1,395,897
Toyo Suisan Kaisha, Ltd. 30,200 1,952,075
Toyo Tanso Co., Ltd. 18,600 522,245
Toyo Tire Corp. 153,400 2,870,335
Toyobo Co., Ltd. 145,700 903,986
Toyoda Gosei Co., Ltd. 79,300 1,522,733
Toyota Boshoku Corp. 107,301 1,541,361
Toyota Motor Corp. 3,868,605 74,014,463
#Toyota Motor Corp.,
Sponsored ADR 8,171 1,562,459
Toyota Tsusho Corp. 366,700 7,262,532
Traders Holdings Co., Ltd. 25,000 153,008
#Transaction Co., Ltd. 12,100 216,908
#*Transaction Media
Networks, Inc. 7,600 14,812
Transcosmos, Inc. 15,300 334,661
TRE Holdings Corp. 72,800 785,979
#Treasure Factory Co., Ltd. 12,800 172,473
Trend Micro, Inc., Class B 56,900 4,080,812
#Tri Chemical Laboratories,
Inc. 6,300 112,273
Trusco Nakayama Corp. 34,700 518,165
#TRYT, Inc. 31,100 104,655
#Tsubaki Nakashima Co., Ltd. 27,573 78,288
Tsubakimoto Chain Co. 49,900 607,658
Tsubakimoto Kogyo Co., Ltd. 3,800 57,623
#Tsuburaya Fields Holdings,
Inc. 37,600 490,824
Tsugami Corp. 67,000 826,697
Tsukada Global Holdings, Inc. 6,900 25,735
Tsukishima Holdings Co., Ltd. 35,900 503,365
Tsukuba Bank, Ltd. 91,200 152,810
Tsumura & Co. 61,500 1,848,794
Tsuruha Holdings, Inc. 38,400 3,089,176
Tsurumi Manufacturing Co.,
Ltd. 2,900 67,194
Tsuzuki Denki Co., Ltd. 11,600 198,430
UACJ Corp. 42,300 1,427,892
UBE Corp. 136,600 1,998,627
Ubicom Holdings, Inc. 6,700 59,607
Uchida Yoko Co., Ltd. 8,000 438,026
ULS Group, Inc. 1,400 48,486
Ulvac, Inc. 61,500 2,084,636
Umenohana Group Co., Ltd. 1,500 8,907
U-Next Holdings Co., Ltd. 62,400 893,303
Unicharm Corp. 268,103 2,491,381

Dimensional International Core Equity 2 ETF
continued
Shares Value†
JAPAN — (Continued)
Union Tool Co. 4,700 $ 119,938
Unipres Corp. 54,500 383,227
United Arrows, Ltd. 33,700 531,347
United Super Markets
Holdings, Inc. 71,387 459,932
#UNITED, Inc. 24,500 119,546
#Universal Entertainment
Corp. 40,400 313,536
Urbanet Corp Co., Ltd. 31,000 99,755
User Local, Inc. 5,300 61,531
Ushio, Inc. 134,100 1,614,201
USS Co., Ltd. 302,100 3,026,507
UT Group Co., Ltd. 35,500 494,272
V Technology Co., Ltd. 10,000 140,704
Valor Holdings Co., Ltd. 49,300 866,483
Valqua, Ltd. 19,600 412,914
#Value HR Co., Ltd. 14,000 153,211
ValueCommerce Co., Ltd. 19,600 111,301
Vector, Inc. 45,100 279,504
Vertex Corp. 17,100 230,893
Vision, Inc. 61,100 550,431
*Visional, Inc. 34,800 2,109,860
Vital KSK Holdings, Inc. 42,122 387,437
VT Holdings Co., Ltd. 96,900 343,742
Wacoal Holdings Corp. 35,600 1,245,401
Wacom Co., Ltd. 188,500 722,865
Wakachiku Construction Co.,
Ltd. 3,500 98,395
Wakita & Co., Ltd. 41,200 508,068
Warabeya Nichiyo Holdings
Co., Ltd. 16,100 249,220
Waseda Academy Co., Ltd. 5,400 83,817
Watahan & Co., Ltd. 15,500 176,146
WDB Holdings Co., Ltd. 5,300 67,625
#Weathernews, Inc. 8,000 198,822
Welcia Holdings Co., Ltd. 94,601 1,669,644
Wellneo Sugar Co., Ltd. 4,800 79,619
Wellnet Corp. 13,800 70,142
#West Holdings Corp. 35,900 397,407
West Japan Railway Co. 120,100 2,522,572
#Will Group, Inc. 20,193 137,744
WingArc1st, Inc. 19,733 527,080
Workman Co., Ltd. 17,000 538,699
World Co., Ltd. 39,000 725,918
World Holdings Co., Ltd. 10,100 141,120
#*W-Scope Corp. 24,200 42,075
Xebio Holdings Co., Ltd. 34,000 311,301
#YAC Holdings Co., Ltd. 3,201 17,886
Yahagi Construction Co., Ltd. 40,800 415,895
Yakult Honsha Co., Ltd. 58,400 1,200,631
YAKUODO Holdings Co., Ltd. 11,141 158,164
YAMABIKO Corp. 45,600 683,489
YAMADA Consulting Group
Co., Ltd. 6,062 74,203
Yamada Corp. 400 13,755
Yamada Holdings Co., Ltd. 425,200 1,376,594
#Yamae Group Holdings Co.,
Ltd. 20,500 372,375
Yamagata Bank, Ltd. (The) 20,600 185,001
Shares Value†
JAPAN — (Continued)
Yamaguchi Financial Group,
Inc. 243,100 $ 2,859,799
Yamaha Corp. 223,300 1,628,099
Yamaha Motor Co., Ltd. 889,500 6,996,768
Yamaichi Electronics Co., Ltd. 32,500 455,465
#Yamami Co. 2,100 67,870
#Yamanashi Chuo Bank, Ltd.
(The) 25,800 366,453
#Yamashin-Filter Corp. 21,000 76,704
Yamatane Corp. 8,300 261,848
Yamato Holdings Co., Ltd. 171,500 2,437,118
Yamau Holdings Co., Ltd. 3,000 36,722
#Yamaura Corp. 4,900 41,875
#Yamaya Corp. 3,100 62,504
Yamazaki Baking Co., Ltd. 125,200 2,999,218
Yamazen Corp. 56,400 555,143
Yaoko Co., Ltd. 13,900 931,312
Yashima Denki Co., Ltd. 7,900 93,932
Yaskawa Electric Corp. 13,600 287,656
YE DIGITAL Corp. 6,600 28,271
Yellow Hat, Ltd. 89,200 851,727
Yokogawa Bridge Holdings
Corp. 48,700 894,859
Yokogawa Electric Corp. 97,900 2,119,428
Yokohama Rubber Co., Ltd.
(The) 141,700 3,104,406
Yokorei Co., Ltd. 58,601 350,439
Yokowo Co., Ltd. 14,800 126,999
Yondenko Corp. 26,000 245,163
#Yondoshi Holdings, Inc. 8,600 106,113
Yonex Co., Ltd. 47,000 769,055
Yorozu Corp. 19,300 138,553
#*Yoshimura Food Holdings
KK 5,700 36,324
Yoshinoya Holdings Co., Ltd. 76,700 1,682,518
#Yossix Holdings Co., Ltd. 3,400 65,955
#Yotai Refractories Co., Ltd.,
Registered 4,100 51,106
Yuasa Trading Co., Ltd. 14,500 444,230
Yukiguni Factory Co Ltd 17,700 143,943
Yurtec Corp. 46,900 603,019
Yushin Co 12,000 53,674
Yutaka Giken Co., Ltd. 1,700 25,803
Zacros Corp. 6,600 183,230
Zenrin Co., Ltd. 28,250 237,661
Zensho Holdings Co., Ltd. 30,500 1,896,414
Zeon Corp. 221,900 2,172,486
ZERIA Pharmaceutical Co.,
Ltd. 28,100 460,979
ZIGExN Co., Ltd. 63,900 198,008
Zojirushi Corp., Class B 22,600 217,381
ZOZO, Inc., Class B 107,400 1,094,781
#Zuiko Corp. 11,000 83,441
TOTAL JAPAN 1,976,396,538
NETHERLANDS — (3.3%)
Aalberts NV, Registered 100,037 3,313,719
ΩABN AMRO Bank NV 443,513 9,175,783
Acomo NV 21,193 521,574

Dimensional International Core Equity 2 ETF
continued
Shares Value†
NETHERLANDS — (Continued)
Ω*Adyen NV 4,977 $ 8,021,360
Aegon, Ltd. 158,917 1,017,416
Aegon, Ltd., Registered 1,173,002 7,542,403
*AFC Ajax NV 4 46
Akzo Nobel NV 147,565 9,319,895
Ω#*Alfen N.V. 641 11,221
Allfunds Group PLC 285,259 1,608,372
AMG Critical Materials NV 8,624 153,422
APERAM SA 43,529 1,263,761
Arcadis NV 61,400 2,973,332
ArcelorMittal SA 496 14,614
ArcelorMittal SA, Sponsored
ADR 168,843 5,012,949
ASM International NV 20,420 9,872,259
ASML Holding NV, Class B 1,578 1,044,885
ASML Holding NV, Class B,
Sponsored NVDR 75,267 50,284,377
ASR Nederland NV, Class B 199,541 12,566,297
#*Avantium N.V. 1,801 1,568
ΩB&S Group Sarl 25,777 170,245
Ω#*Basic-Fit NV, Registered 47,285 1,071,263
BE Semiconductor Industries
NV 50,024 5,358,942
Brunel International NV,
Registered 14,217 149,653
Coca-Cola Europacific
Partners PLC 45,201 4,069,477
Corbion NV 58,087 1,240,713
Ω*CTP NV 76,021 1,427,608
Flow Traders, Ltd. 45,542 1,357,407
ForFarmers NV 38,840 185,657
Fugro NV 124,008 1,451,952
HAL Trust 9,343 1,229,873
*Havas NV 518,620 859,670
Heineken NV 45,203 4,043,965
IMCD NV 56,362 7,486,529
ING Groep NV 558,534 10,802,430
*InPost SA 292,624 4,923,082
JDE Peet's NV 104,728 2,535,758
Ω*Just Eat Takeaway.com NV 89,725 1,962,384
#*Kendrion NV 11,222 130,372
Koninklijke Ahold Delhaize NV 436,785 17,944,083
*Koninklijke BAM Groep NV 271,921 1,839,184
Koninklijke Heijmans N.V 18,914 968,813
Koninklijke KPN NV 4,300,263 20,017,707
*Koninklijke Philips NV 9,853 249,881
*Koninklijke Philips NV,
Sponsored ADR 323,898 8,210,814
Koninklijke Vopak NV 91,905 3,807,000
Nedap NV 3,549 245,691
NN Group NV 246,423 15,098,556
#*NX Filtration NV 5,925 23,910
*OCI NV 12,528 103,961
#*Pharming Group NV 128,312 113,187
*Prosus NV 160,881 7,484,432
Randstad NV 107,913 4,320,446
SBM Offshore NV 195,380 4,117,705
#*SIF Holding NV 1,892 19,980
ΩSignify NV 110,868 2,289,953
Shares Value†
NETHERLANDS — (Continued)
Sligro Food Group NV 3,440 $ 46,456
TKH Group NV 30,787 1,214,401
#*TomTom NV 24,802 131,101
#Universal Music Group NV 231,932 6,815,326
Van Lanschot Kempen NV 37,739 2,190,037
Wolters Kluwer NV 124,725 22,039,901
TOTAL NETHERLANDS 293,468,758
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 108,404 563,552
Air New Zealand, Ltd. 2,015,540 693,752
Auckland International Airport,
Ltd. 213,213 951,516
Briscoe Group, Ltd. 40 100
Channel Infrastructure NZ, Ltd. 354,432 399,642
#Chorus, Ltd. 241,415 1,137,547
#Colonial Motor Co., Ltd.
(The), Class B 8 32
#Contact Energy, Ltd. 307,408 1,616,343
#Delegat Group, Ltd. 24 56
EBOS Group, Ltd. 61,186 1,328,978
Fisher & Paykel Healthcare
Corp., Ltd. 73,528 1,483,598
*Fletcher Building, Ltd. 480,066 874,629
Freightways Group, Ltd. 170,114 994,400
Genesis Energy, Ltd. 266,188 347,533
*Gentrack Group, Ltd. 92 641
Hallenstein Glasson Holdings,
Ltd. 36,654 158,357
Heartland Group Holdings,
Ltd., Class B 557,479 254,744
Infratil, Ltd. 126,843 794,152
*KMD Brands, Ltd. 379,486 74,318
Mainfreight, Ltd. 15,833 521,578
Manawa Energy, Ltd. 47,279 136,080
Mercury NZ, Ltd. 65,571 217,135
Meridian Energy, Ltd. 118,182 384,341
Napier Port Holdings, Ltd. 96 146
#NZX, Ltd. 286,950 262,248
#*Oceania Healthcare, Ltd. 769,593 296,865
*Pacific Edge, Ltd. 24,247 1,410
Port of Tauranga, Ltd. 70,236 256,342
Restaurant Brands New
Zealand, Ltd. 12,953 25,367
*Ryman Healthcare, Ltd. 544,601 714,258
Sanford, Ltd. 4,406 11,975
Scales Corp., Ltd. 110,237 272,148
*Serko, Ltd. 26,648 56,931
Skellerup Holdings, Ltd., Class
A 155,728 389,999
SKY Network Television, Ltd. 155,132 227,396
*SKYCITY Entertainment
Group, Ltd. 548,079 374,047
Spark New Zealand, Ltd. 15,876 19,597
Steel & Tube Holdings, Ltd. 196 84
*Summerset Group Holdings,
Ltd. 233,299 1,492,507
#Tourism Holdings, Ltd. 11,222 9,124
TOWER, Ltd. 240,481 189,809

Dimensional International Core Equity 2 ETF
continued
Shares Value†
NEW ZEALAND — (Continued)
Turners Automotive Group,
Ltd. 7,927 $ 27,285
Vector, Ltd. 90,125 212,869
*Vista Group International, Ltd. 61,122 128,769
#*Warehouse Group, Ltd.
(The), Registered 110,938 53,986
TOTAL NEW ZEALAND 17,956,186
NORWAY — (0.7%)
2020 Bulkers, Ltd. 25,165 269,123
ABG Sundal Collier Holding
ASA 265,015 167,392
AF Gruppen ASA 29,161 418,998
#*Agilyx ASA 23,270 58,231
*Akastor ASA 104,039 112,166
Aker ASA, A Shares 6,859 396,858
Aker BioMarine ASA 8,997 45,983
Aker BP ASA 139,473 3,001,979
Aker Solutions ASA 138,676 375,243
AKVA Group ASA 16 96
AMSC ASA 56,580 146,225
#*Archer, Ltd. 37,232 73,423
Atea ASA, Class A 53,794 736,623
*Atlantic Sapphire ASA 681 433
Austevoll Seafood ASA 80,866 759,536
Ω#Avance Gas Holding, Ltd. 5,122 1,931
Bakkafrost P/F 13,330 670,360
*BEWi ASA 5,115 10,704
*BLUENORD ASA 21,208 1,218,903
Bonheur ASA 22,322 516,616
Borregaard ASA 44,034 757,541
Bouvet ASA 56,563 435,815
#*BW Energy, Ltd. 7,477 19,540
ΩBW LPG, Ltd. 132,865 1,324,813
BW Offshore, Ltd. 95,254 261,330
*Cadeler A/S 53,991 281,671
*Cadeler A/S, ADR 1,919 40,049
*Cloudberry Clean Energy
ASA 207,679 249,136
Ω*Crayon Group Holding ASA 22,527 269,370
DNB Bank ASA 149,097 3,720,973
DNO ASA 585,060 671,835
*DOF Group ASA 25,394 197,986
ΩElkem ASA 181,172 317,970
*Elliptic Laboratories ASA 7,511 6,939
ΩElmera Group ASA 65,633 233,546
Elopak ASA 99,494 406,325
*Endur ASA 5,145 40,882
Ω*Entra ASA, Class B 26,302 303,857
Equinor ASA 393,980 9,038,408
Equinor ASA, Sponsored ADR 2,932 65,354
ΩEuropris ASA 141,392 1,051,242
#FLEX LNG, Ltd. 15,589 367,745
#Frontline PLC 76,437 1,288,084
Gjensidige Forsikring ASA 5,814 136,016
#Golden Ocean Group, Ltd. 77,405 594,909
#Grieg Seafood ASA 6,114 38,471
Hafnia, Ltd. 171,218 790,050
#*Hexagon Composites ASA 108,229 193,707
Shares Value†
NORWAY — (Continued)
#Hoegh Autoliners ASA 167,144 $ 1,337,803
ΩKid ASA 31,685 443,653
Kitron ASA 139,225 684,716
ΩKlaveness Combination
Carriers ASA 20,647 119,861
#*Kongsberg Automotive ASA 227,282 29,501
Kongsberg Gruppen ASA 9,295 1,495,095
Leroy Seafood Group ASA 92,171 403,172
*LINK Mobility Group Holding
ASA 239,675 562,788
Magnora ASA 36,226 77,203
*Medistim ASA 792 12,258
MORROW BANK ASA 35,156 33,902
Mowi ASA 63,824 1,170,010
MPC Container Ships ASA 286,756 423,085
ΩMulticonsult ASA 8,979 163,649
*Napatech A/S 5,202 9,682
*Nekkar ASA 12,314 13,181
NORBIT ASA 20,469 279,896
*Nordic Semiconductor ASA 7,650 75,615
Norsk Hydro ASA 182,222 959,438
*Norwegian Air Shuttle ASA 173,220 227,425
*NRC Group ASA 9,242 4,385
Odfjell Drilling, Ltd. 120,949 627,492
Odfjell SE, A Shares 14,817 139,312
Odfjell Technology, Ltd., Class
B 20,396 81,132
Ω#Okeanis Eco Tankers Corp. 6,778 157,849
Olav Thon Eiendomsselskap
ASA 3,781 94,070
Orkla ASA 127,312 1,419,223
Panoro Energy ASA 85,488 187,547
Pareto Bank ASA 21,004 149,074
Pexip Holding ASA 39,337 148,890
*PhotoCure ASA 7,769 40,156
Protector Forsikring ASA 33,563 1,182,964
Rana Gruber ASA 29,012 206,750
Salmar ASA 14,843 733,565
#*Salmon Evolution ASA 149,772 87,668
*SATS ASA 114,531 414,169
Ω#*Scatec ASA 177,392 1,352,257
Schibsted ASA, Class B 25,520 776,678
Schibsted ASA, Registered 11,944 344,385
Sea1 offshore, Inc. 17,620 33,133
Selvaag Bolig ASA 43,179 144,694
#*SmartCraft ASA 13,711 34,112
#<Solstad Maritime Holding
AS 4,185 3,027
*Solstad Offshore ASA, Class
A 46,358 168,982
#SpareBank 1 Helgeland 760 11,953
Sparebank 1 Oestlandet 29,570 493,311
SpareBank 1 Sor-Norge ASA 33,290 530,973
Sparebanken More 12,293 118,545
Stolt-Nielsen, Ltd., Class R 5,774 129,735
Storebrand ASA, Class B 289,061 3,481,571
Subsea 7 SA 94,779 1,430,375
Telenor ASA 85,575 1,288,995
TGS ASA 25,783 191,322

Dimensional International Core Equity 2 ETF
continued
Shares Value†
NORWAY — (Continued)
*TOMRA Systems ASA 44,162 $ 692,031
Var Energi ASA 97,397 268,336
Veidekke ASA 93,452 1,409,447
Wallenius Wilhelmsen ASA 113,277 816,538
Wilh Wilhelmsen Holding ASA,
A Shares 11,830 442,629
Wilh Wilhelmsen Holding ASA,
B Shares 4,740 172,780
Yara International ASA 19,664 635,622
*Zalaris ASA 3,561 28,983
TOTAL NORWAY 61,280,980
PORTUGAL — (0.3%)
#Altri SGPS SA 37,080 255,981
Banco Comercial Portugues
SA, Class R 8,883,040 5,693,143
Corticeira Amorim SGPS SA 19,389 167,728
CTT-Correios de Portugal SA 44,055 389,118
#*EDP Renovaveis SA 24,608 230,918
EDP SA 1,261,776 4,985,715
Galp Energia SGPS SA 459,699 7,125,152
#Ibersol SGPS SA 17,632 186,402
Jeronimo Martins SGPS SA 98,146 2,378,621
#Mota-Engil SGPS SA 135,062 536,134
Navigator Co. SA (The), Class
B 170,436 648,265
NOS SGPS SA 327,142 1,366,655
REN - Redes Energeticas
Nacionais SGPS SA 187,885 618,310
Semapa-Sociedade de
Investimento e Gestao 4,338 81,316
Sonae SGPS SA 956,813 1,218,177
TOTAL PORTUGAL 25,881,635
SINGAPORE — (1.0%)
#*AEM Holdings, Ltd. 173,600 156,887
#Aztech Global, Ltd. 192,100 77,976
Banyan Tree Holdings, Ltd. 600 149
BRC Asia, Ltd. 22,200 53,898
Bukit Sembawang Estates,
Ltd. 1,800 4,880
CapitaLand Investment, Ltd. 814,900 1,716,302
Centurion Corp., Ltd. 157,300 151,794
#China Aviation Oil Singapore
Corp., Ltd. 308,900 201,091
City Developments, Ltd. 348,900 1,328,049
ComfortDelGro Corp., Ltd. 1,908,800 2,236,704
*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,262,000 120,816
*CSE Global, Ltd. 542,005 174,345
DBS Group Holdings, Ltd. 454,710 14,783,212
Delfi, Ltd. 350,600 193,331
DFI Retail Group Holdings,
Ltd. 156,800 396,704
*Far East Orchard, Ltd. 42,208 32,972
First Resources, Ltd. 632,500 731,466
Food Empire Holdings, Ltd.,
Registered 176,500 204,116
Frasers Property, Ltd. 215,500 134,512
Shares Value†
SINGAPORE — (Continued)
Frencken Group, Ltd. 429,000 $ 331,845
Genting Singapore, Ltd. 4,972,400 2,818,087
Geo Energy Resources, Ltd. 466,100 126,725
Golden Agri-Resources, Ltd. 3,894,500 715,846
GuocoLand, Ltd. 152,600 164,790
Hiap Hoe, Ltd. 300 118
Ho Bee Land, Ltd. 102,800 141,717
Hong Fok Corp., Ltd. 496,900 279,713
Hong Leong Asia, Ltd. 123,800 103,348
Hongkong Land Holdings, Ltd. 512,200 2,504,658
Hotel Grand Central, Ltd. 100 53
Hour Glass, Ltd. (The) 107,000 128,659
HRnetgroup, Ltd. 85,100 45,297
Hutchison Port Holdings Trust,
Class U 4,469,800 666,000
iFAST Corp., Ltd. 99,000 471,609
*ISDN Holdings, Ltd. 142,033 34,266
Japfa, Ltd. 72,800 34,290
Keppel Infrastructure Trust 2,727,425 835,544
Keppel, Ltd. 552,700 2,776,834
Mandarin Oriental
International, Ltd. 100 180
Marco Polo Marine, Ltd. 2,457,000 79,034
Mewah International, Inc.,
Class B 700 129
Micro-Mechanics Holdings,
Ltd., Class B 14,400 18,087
#Nanofilm Technologies
International, Ltd. 152,700 61,398
NetLink NBN Trust 1,381,900 968,399
Olam Group, Ltd. 447,900 331,028
OUE, Ltd. 129,300 93,086
Oversea-Chinese Banking
Corp., Ltd. 518,500 6,413,246
*Oxley Holdings, Ltd. 1,100 57
Pan-United Corp., Ltd., Class
A 200 103
Propnex, Ltd. 134,800 108,402
Q&M Dental Group Singapore,
Ltd. 34,300 7,618
QAF, Ltd. 34,900 22,319
Raffles Medical Group, Ltd. 298,600 230,977
*Rex International Holding, Ltd. 758,300 69,111
Riverstone Holdings, Ltd. 516,900 358,271
SATS, Ltd. 690,918 1,486,926
SBS Transit, Ltd. 13,100 29,798
*Seatrium, Ltd. 1,682,915 2,461,797
Sembcorp Industries, Ltd. 655,900 3,315,417
Sheng Siong Group, Ltd. 631,600 851,356
SIA Engineering Co., Ltd.,
Registered 130,400 223,708
Singapore Airlines, Ltd. 1,283,300 6,594,886
Singapore Exchange, Ltd. 386,200 4,247,401
Singapore Land Group, Ltd. 7,800 11,948
Singapore Technologies
Engineering, Ltd. 530,200 3,008,947
Singapore
Telecommunications, Ltd. 229,000 662,955
*Sinostar PEC Holdings, Ltd. 300 32

Dimensional International Core Equity 2 ETF
continued
Shares Value†
SINGAPORE — (Continued)
StarHub, Ltd. 440,600 $ 394,809
*Straits Trading Co., Ltd. 145,200 159,023
Tai Sin Electric, Ltd. 200 61
*Thomson Medical Group, Ltd. 1,052,400 33,852
Tiong Woon Corp. Holding,
Ltd. 27,100 12,038
*Tuan Sing Holdings, Ltd. 306,861 58,754
UMS Integration, Ltd. 454,600 376,019
United Overseas Bank, Ltd. 442,200 11,731,491
*UOB-Kay Hian Holdings, Ltd. 149,551 206,167
*UOL Group, Ltd. 372,400 1,645,667
Venture Corp., Ltd. 289,700 2,573,730
Vicom, Ltd. 100 103
Wee Hur Holdings, Ltd. 628,900 252,870
Wilmar International, Ltd. 664,100 1,556,365
Wing Tai Holdings, Ltd. 340,100 304,754
*Yangzijiang Shipbuilding
Holdings, Ltd. 1,652,700 2,822,640
TOTAL SINGAPORE 88,663,562
SOUTH AFRICA — (0.0%)
#Anglogold Ashanti PLC,
Class H 2,535 106,876
TOTAL SOUTH AFRICA 106,876
SPAIN — (2.6%)
Acciona SA 30,456 4,445,323
Acerinox SA 216,749 2,447,881
*ACS Actividades de
Construccion y Servicios SA 142,189 8,906,006
ΩAedas Homes SA 9,194 296,817
ΩAena SME SA 24,388 6,137,892
#*Airtificial Intelligence
Structures SA 94,703 12,703
*Almirall SA 47,380 525,128
Amadeus IT Group SA 181,056 14,238,324
Atresmedia Corp. de Medios
de Comunicacion SA 95,143 601,336
Audax Renovables SA 162,439 279,195
Azkoyen SA 12 102
Banco Bilbao Vizcaya
Argentaria SA 69,425 951,763
#Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 2,368,945 32,454,546
Banco de Sabadell SA 5,405,683 15,755,566
Banco Santander SA 1,800,877 12,655,475
Banco Santander SA,
Sponsored ADR 1,008,009 7,056,063
Bankinter SA 804,833 9,368,523
CaixaBank SA 1,670,330 12,782,382
ΩCellnex Telecom SA 117,130 4,745,383
CIE Automotive SA 45,571 1,204,417
Construcciones y Auxiliar de
Ferrocarriles SA 25,671 1,254,806
Corp ACCIONA Energias
Renovables SA 23,391 437,135
*Distribuidora Internacional de
Alimentacion SA 11,580 300,130
Ebro Foods SA 39,786 776,996
Shares Value†
SPAIN — (Continued)
*eDreams ODIGEO SA 23,012 $ 192,268
Elecnor SA 20,507 440,118
Enagas SA 91,975 1,439,690
#Ence Energia y Celulosa SA 110,091 355,415
Endesa SA 123,126 3,709,036
Ercros SA 44,200 149,980
Faes Farma SA 203,243 986,527
Ferrovial SE 861 42,749
Ferrovial SE 127,970 6,237,756
Fluidra SA 47,083 1,087,560
ΩGestamp Automocion SA 45,135 134,425
Ω#Global Dominion Access SA 32,719 108,233
*Grifols SA 311,079 2,932,919
Grupo Catalana Occidente SA 41,529 2,317,920
Grupo Empresarial San Jose
SA 17,688 116,218
Iberdrola SA 458,788 8,289,684
Iberpapel Gestion SA 16 371
Indra Sistemas SA 161,987 5,159,572
Industria de Diseno Textil SA 216,454 11,623,607
*Laboratorio Reig Jofre SA 20 66
Laboratorios Farmaceuticos
Rovi SA 19,488 1,141,988
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 209,840 305,326
Logista Integral SA, Class R 62,500 2,139,934
Mapfre SA 1,069,563 3,810,402
Melia Hotels International SA 108,540 785,950
ΩMetrovacesa SA 2,188 27,732
Miquel y Costas & Miquel SA 1,549 23,771
#Naturgy Energy Group SA 62,938 1,877,337
ΩNeinor Homes SA 20,708 360,630
Pharma Mar SA 2,706 228,704
Prim SA 8 93
ΩProsegur Cash SA 241,054 209,898
Realia Business SA 196 201
Redeia Corp. SA 208,579 4,386,395
Renta 4 Banco SA 12 183
Repsol SA 727,182 8,935,816
*Sacyr SA 546,241 2,001,911
Ω*Talgo SA 21,707 78,468
*Tecnicas Reunidas SA 49,432 831,640
#Telefonica SA 2,792,020 14,339,373
Telefonica SA, Sponsored
ADR 772,357 3,946,744
Tubacex SA 54,972 226,212
ΩUnicaja Banco SA 1,274,168 2,427,538
Vidrala SA 19,762 2,152,097
*Viscofan SA 37,594 2,717,947
TOTAL SPAIN 235,914,296
SWEDEN — (2.8%)
AAK AB 47,252 1,236,551
ΩAcadeMedia AB 121,457 998,615
AddLife AB, Class B 70,695 1,341,350
Addnode Group AB 87,593 758,330
AddTech AB, B Shares 83,279 2,802,762
AFRY AB 134,861 2,342,089
Alfa Laval AB 58,211 2,414,771

Dimensional International Core Equity 2 ETF
continued
Shares Value†
SWEDEN — (Continued)
ΩAlimak Group AB 46,432 $ 587,326
Alleima AB 232,752 1,828,009
Alligo AB, Registered 22,507 257,159
ΩAmbea AB, Class B 130,057 1,574,994
*Annehem Fastigheter AB,
Class B 11,218 18,319
AQ Group AB 40,155 647,399
Arise AB 34,002 121,449
Arjo AB, Class B 299,453 1,000,981
*Asmodee Group AB, Class B 72,444 799,934
Assa Abloy AB, Class B 74,265 2,245,298
Atlas Copco AB, Class A 129,747 1,808,674
Atlas Copco AB, Class B 560,305 8,705,295
*Atrium Ljungberg AB, B
Shares 130,073 462,509
Ω*Attendo AB 168,715 1,147,519
Avanza Bank Holding AB 118,134 3,950,089
#Axfood AB 53,746 1,506,241
Beijer Alma AB, Class B 21,450 447,019
Beijer Ref AB 54,379 829,930
Bergman & Beving AB 24,350 738,460
*Betsson AB, Class B 171,560 3,018,562
#*Better Collective A/S 5,382 70,924
*BHG Group AB 180,544 435,407
*BICO Group AB 25,513 91,684
Bilia AB, A Shares 84,068 1,060,776
Billerud Aktiebolag 279,070 2,945,528
BioGaia AB, B Shares 33,607 357,154
Biotage AB 4,882 71,269
*Bjorn Borg AB 6,507 38,321
*Boliden AB 128,930 3,958,172
*Bonava AB, B Shares 141,830 188,815
Ω*Boozt AB, Class A 36,166 317,042
ΩBravida Holding AB 124,849 1,188,311
Bufab AB 23,484 974,432
Bulten AB 25,355 155,365
Byggmax Group AB 78,392 390,542
#*Camurus AB 12,579 809,916
*Carasent AB 14,572 37,567
*Castellum AB 83,942 1,018,716
Catella AB 27,557 83,229
Catena AB 18,308 861,406
*Cavotec SA 84 132
Cellavision AB 3,190 66,810
#*Cint Group AB 353,730 267,547
Clas Ohlson AB, B Shares 44,048 1,252,264
Cloetta AB, B Shares 256,111 746,168
Coinshares International, Ltd. 2,147 17,230
ΩCoor Service Management
Holding AB 68,870 278,482
Corem Property Group AB,
Class B 3,528 76,084
#Corem Property Group AB,
Class D 161,576 81,786
*Ctek AB 23,818 30,770
CTT Systems AB 4,193 88,599
Dios Fastigheter AB 71,883 500,839
ΩDometic Group AB 306,599 1,104,340
Duni AB 1,486 14,945
Shares Value†
SWEDEN — (Continued)
Ω#*Dustin Group AB 206,214 $ 73,763
*Dynavox Group AB 44,796 404,306
Eastnine AB 45,550 211,577
Elanders AB, Class B 18,303 101,526
*Electrolux AB, Class B 346,890 2,157,969
*Electrolux Professional AB,
Class B 115,776 675,817
Elekta AB, Class B 345,756 1,756,581
*Embracer Group AB 72,444 913,803
*Enea AB 15,560 107,445
Engcon AB 19,260 186,511
Eolus Vind AB, Class B 949 4,580
Ependion AB, Class B 17,451 208,799
Epiroc AB, Class A 46,635 914,819
Epiroc AB, Class B 94,007 2,035,134
Essity AB, Class A 202,994 5,859,421
Essity AB, Class A 6,172 177,579
Ω*Evolution AB 23,442 1,638,648
*Ework Group AB 6,025 90,929
Fabege AB 130,434 1,115,023
Fagerhult Group AB 21,895 95,118
*Fastighets AB Balder, Class B 163,268 1,171,411
*Fastighets AB Trianon, Class
B 34,183 68,473
*Fastighetsbolaget Emilshus
AB, Class A 1,654 7,837
FastPartner AB, Class D 7,919 57,884
FastPartner AB, Class D 25,414 149,192
*Fenix Outdoor International
AG 1,042 65,902
FormPipe Software AB 48 131
Fortnox AB 321,971 2,903,611
G5 Entertainment AB 5,432 73,216
#*GARO AB 6,248 12,192
Getinge AB, B Shares 157,796 3,046,337
Granges AB 97,231 1,216,786
Ω*Green Landscaping Group
AB 11,812 73,604
H & M Hennes & Mauritz AB,
Class B 96,215 1,397,102
Hanza AB 14,777 110,465
Heba Fastighets AB, Class B 36,226 109,674
*Hemnet Group AB 58,189 1,996,968
*Hexagon AB, Class B 193,222 1,876,747
#*Hexatronic Group AB 267,349 710,998
Hexpol AB 204,261 1,772,610
#*HMS Networks AB 18,726 837,582
#Holmen AB, B Shares 26,202 1,039,398
Hufvudstaden AB, Class A 41,081 500,474
*Humana AB 23,913 101,281
Husqvarna AB, Class U 4,585 21,368
Husqvarna AB, Class U 137,150 640,609
Indutrade AB 76,741 2,075,092
Instalco AB 297,422 828,905
*International Petroleum Corp. 118,990 1,627,262
INVISIO AB 32,367 1,298,720
Inwido AB 72,479 1,542,026
ITAB Shop Concept AB 34,035 89,985
JM AB 87,004 1,392,800

Dimensional International Core Equity 2 ETF
continued
Shares Value†
SWEDEN — (Continued)
*John Mattson
Fastighetsforetagen AB 21,220 $ 134,648
Kabe Group AB, Class B 688 17,762
*Karnov Group AB 31,745 298,857
*K-fast Holding AB 70,569 91,561
*Klarabo Sverige AB, Class B 32,456 54,582
KNOW IT AB 26,582 399,079
Lagercrantz Group AB, B
Shares 116,948 2,657,882
Lifco AB, Class B 38,472 1,491,030
Lime Technologies AB 8,015 324,509
Lindab International AB 83,005 1,752,203
Loomis AB 94,292 3,949,649
#*Medcap AB 6,610 298,121
Medicover AB, Class B 46,392 1,161,616
MEKO AB 43,769 575,424
Micro Systemation AB, Class B 2,313 11,919
*Midsona AB, Class B 24,582 23,142
MIPS AB 2,400 85,052
*Modern Times Group MTG
AB, Class B 94,307 1,136,194
Momentum Group AB 19,365 320,444
ΩMunters Group AB 56,037 719,861
Mycronic AB 43,548 1,736,520
#NCAB Group AB, Class B 122,850 541,590
NCC AB, Class B 128,921 2,414,036
Nederman Holding AB 4,580 80,252
*Net Insight AB, Class B 83,474 25,272
New Wave Group AB, Class B 102,702 1,256,502
Nibe Industrier AB, Class B 334,100 1,412,622
Nilorngruppen AB, Class B 12,727 77,854
*Nivika Fastigheter AB, Class
B 23,692 98,011
#*Nobia AB 463,742 159,342
Nolato AB, Class B 120,340 676,881
Nordnet AB (publ), Registered 45,566 1,199,988
*Norion Bank AB 57,523 235,730
*Norva24 Group AB 17,659 66,554
Note AB, Registered 3,878 64,734
NP3 Fastigheter AB 21,510 560,894
*Nyfosa AB 104,077 978,733
OEM International AB, Class B 53,522 765,797
*Ovzon AB 27,021 70,040
Peab AB, Class B 189,805 1,579,265
Platzer Fastigheter Holding
AB, Class B 37,391 293,859
Prevas AB, Class B 4,714 47,834
*Pricer AB, Class B 52,962 32,288
Proact IT Group AB 36,815 443,540
Ratos AB, B Shares 311,943 1,062,137
RaySearch Laboratories AB 41,834 1,129,898
Rejlers AB 5,017 92,382
*Rottneros AB 34,451 21,324
Rvrc Holding AB 25,203 130,602
Saab AB, Class B 39,268 1,823,569
Sagax AB, Class B 42,316 961,717
#Samhallsbyggnadsbolaget i
Norden AB 746,696 303,636
Shares Value†
SWEDEN — (Continued)
#Samhallsbyggnadsbolaget i
Norden AB, Class D 28,661 $ 20,162
Sandvik AB 257,990 5,352,445
Scandi Standard AB 49,575 452,836
ΩScandic Hotels Group AB 217,001 1,679,553
*Sdiptech AB 48,146 1,079,240
*Sectra AB, Class B 65,829 2,024,374
Securitas AB, Class B 206,999 3,294,419
*Sensys Gatso Group AB 5,987 26,630
Ω*Sinch AB 881,877 2,057,277
*Sivers Semiconductors AB 53,200 20,045
Skandinaviska Enskilda
Banken AB, Class B 2,068 34,907
Skandinaviska Enskilda
Banken AB, Class C 421,914 6,668,891
Skanska AB, Class B 151,301 3,512,353
#SKF AB, B Shares 164,021 3,223,484
SKF AB, Class A 4,480 89,183
SkiStar AB 47,106 815,145
Softronic AB, Class B 8,312 18,356
Solid Forsakring AB 14,819 118,461
SSAB AB, Class A 308,106 1,918,615
SSAB AB, Class A 12,169 76,964
*Stendorren Fastigheter AB 7,772 165,998
Storskogen Group AB, Class B 1,880,600 2,454,847
Svedbergs Group AB, Class B 17,188 90,352
#Svenska Cellulosa AB SCA,
Class A 245,528 3,189,733
Svenska Cellulosa AB SCA,
Class B 10,767 139,096
Svenska Handelsbanken AB,
Class B 211,504 2,770,742
#Svenska Handelsbanken AB,
Class B 6,324 124,318
Sweco AB, Class A 76,332 1,339,880
Swedbank AB, Class B 162,956 4,053,245
*Swedish Logistic Property AB,
Registered 14,903 61,034
*Swedish Orphan Biovitrum
AB, Class A 46,737 1,419,812
Synsam AB 121,505 617,295
Systemair AB 78,283 667,178
Tele2 AB, Class B 386,793 5,704,704
Telefonaktiebolaget LM
Ericsson, Class A 1,183,661 9,987,282
Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 4,325 35,638
Telefonaktiebolaget LM
Ericsson, Class B 20,584 172,442
Telia Co. AB 1,709,313 6,406,667
*TF Bank AB 6,680 246,564
ΩThule Group AB 44,286 1,010,163
Trelleborg AB, Class B 67,859 2,341,494
Troax Group AB, Class B 25,568 355,755
Truecaller AB, Class B 249,452 1,881,578
*VBG Group AB, Class B 18,984 532,227
*Vestum AB 10,396 11,296

Dimensional International Core Equity 2 ETF
continued
Shares Value†
SWEDEN — (Continued)
Vitec Software Group AB, B
Shares 28,338 $ 1,295,717
Vitrolife AB 68,815 1,124,454
Volati AB 13,187 162,703
#Volvo AB, Class A 774,285 21,081,322
Volvo AB, Class B 66,141 1,804,924
#*Volvo Car AB, Class R 489,782 834,593
Wallenstam AB, B Shares 143,454 709,469
Wihlborgs Fastigheter AB 111,934 1,160,551
XANO Industri AB, Class B 2,438 10,831
#*XSpray Pharma AB 2,726 9,836
TOTAL SWEDEN 253,020,214
SWITZERLAND — (7.4%)
ABB, Ltd., Registered 355,501 18,684,622
Accelleron Industries AG 106,576 5,724,691
Adecco Group AG 51,504 1,342,520
*AEVIS VICTORIA SA 1,527 25,086
Alcon AG 340 32,959
Alcon AG, ADR 192,686 18,808,081
Allreal Holding AG, Registered 18,260 4,039,754
ALSO Holding AG, Registered 4,485 1,372,653
*ams-OSRAM AG 24,822 219,448
APG SGA SA 1,008 273,543
#Arbonia AG 58,030 440,654
*Aryzta AG 1,320,356 3,319,569
Autoneum Holding AG 3,736 562,844
Avolta AG 124,993 5,703,970
Baloise Holding AG,
Registered 53,032 11,829,347
*Banque Cantonale de
Geneve, Registered 1,206 362,497
*Banque Cantonale Vaudoise,
Registered 39,798 4,910,882
#Barry Callebaut AG,
Registered 829 747,538
*Basilea Pharmaceutica AG
Allschwil, Registered 8,866 476,881
Belimo Holding AG, Class R 5,521 4,689,575
Bell Food Group AG 2,726 880,746
Bellevue Group AG, Class BR 4,126 43,180
Berner Kantonalbank AG,
Registered 3,103 957,238
BKW AG 13,216 2,661,695
Bossard Holding AG,
Registered 6,034 1,320,247
Bucher Industries AG,
Registered 8,122 3,508,744
Burckhardt Compression
Holding AG 3,515 2,386,821
Burkhalter Holding AG 2,790 416,251
*Calida Holding AG,
Registered 1,397 26,962
Carlo Gavazzi Holding AG,
Class B 30 7,082
Cembra Money Bank AG 37,593 4,551,875
#Cham Swiss Properties AG 8 215
Chocoladefabriken Lindt &
Spruengli AG 18 2,558,442
Shares Value†
SWITZERLAND — (Continued)
*Cicor Technologies, Ltd.,
Registered 382 $ 51,600
Cie Financiere Richemont SA,
Registered 82,561 14,593,228
Cie Financiere Tradition SA,
Class BR 420 111,421
#Clariant AG, Registered 157,203 1,758,072
#Coltene Holding AG,
Registered 1,395 106,100
Comet Holding AG, Class R 2,877 742,926
COSMO Pharmaceuticals NV 10,678 619,175
CPH Group AG 119 9,587
Daetwyler Holding AG, Class
BR 2,091 302,295
DKSH Holding AG 37,618 2,783,297
#*DocMorris AG 5,092 143,759
dormakaba Holding AG 3,382 2,856,231
EFG International AG 147,221 2,225,111
Emmi AG, Registered 1,699 1,672,639
#EMS-Chemie Holding AG 990 731,883
Flughafen Zurich AG,
Registered 25,167 6,351,854
Forbo Holding AG, Registered 247 237,156
ΩGalenica AG 63,002 6,624,123
*GAM Holding AG 132 17
Geberit AG, Registered 23,220 16,112,010
Georg Fischer AG, Registered 93,823 6,781,973
Givaudan SA, Registered 1,914 9,274,777
Glarner Kantonalbank 2,478 66,341
Helvetia Holding AG,
Registered 38,143 8,415,365
Hiag Immobilien Holding AG 2,637 320,901
Holcim AG 215,160 23,983,762
Huber + Suhner AG,
Registered 22,199 1,958,537
Hypothekarbank Lenzburg AG,
Class R 19 92,948
Implenia AG, Registered 10,125 575,403
*Inficon Holding AG,
Registered 11,180 1,186,366
Interroll Holding AG, Class R 784 1,717,311
Intershop Holding AG 2,587 425,631
*Investis Holding SA 1,538 227,401
Julius Baer Group, Ltd.,
Registered 148,277 9,606,653
Jungfraubahn Holding AG,
Registered 5,812 1,401,811
Kardex Holding AG,
Registered 5,602 1,407,743
Kuehne + Nagel International
AG, Class R 13,384 3,075,836
Landis+Gyr Group AG 27,559 1,774,105
Liechtensteinische
Landesbank AG, Class B 6,244 575,960
#Logitech International SA,
Class R, ADR 95,762 7,219,497
Lonza Group AG, Registered 20,972 15,021,745
Luzerner Kantonalbank AG,
Registered 13,604 1,153,877

Dimensional International Core Equity 2 ETF
continued
Shares Value†
SWITZERLAND — (Continued)
ΩMedacta Group SA 4,085 $ 662,150
Meier Tobler Group AG 487 20,535
*Metall Zug AG, Registered 73 91,500
Mikron Holding AG, Registered 5,804 113,008
#Mobilezone Holding AG,
Registered 22,971 316,437
Mobimo Holding AG, Class B 10,846 4,203,774
Ω*Montana Aerospace AG 31,801 638,535
Naturenergie Holding AG,
Class B 252 9,936
Nestle SA, Class B 540,931 57,756,356
#Novartis AG, Class B,
Sponsored ADR 669,833 76,019,347
Novartis AG, Registered 68,961 7,870,827
*Novavest Real Estate AG,
Class B 1,384 62,990
OC Oerlikon Corp. AG
Pfaffikon 274,688 1,167,278
Partners Group Holding AG 9,245 12,099,784
Phoenix Mecano AG,
Registered 76 39,306
Plazza AG, Registered 375 163,371
Ω*PolyPeptide Group AG 5,615 130,100
PSP Swiss Property AG,
Registered 32,244 5,764,093
Rieter Holding AG, Registered 2,357 200,779
Roche Holding AG, Class A 147,431 48,315,386
Roche Holding AG, Class B 3,250 1,137,451
Romande Energie Holding SA,
Registered 3,797 198,225
Sandoz Group AG 273,707 11,917,538
Sandoz Group AG, ADR 50,530 2,191,991
#*Santhera Pharmaceuticals
Holding AG, Registered 6,608 116,600
Schindler Holding AG,
Registered 9,113 3,238,206
Schweiter Technologies AG,
Registered 195 90,173
Schweizerische Nationalbank,
Registered 3 12,011
*SFS Group AG 17,392 2,349,269
*SGS SA, Registered 108,402 10,648,262
*Siegfried Holding AG,
Registered 43,140 5,144,776
SIG Group AG 330,705 6,402,819
Sika AG, Registered 31,091 7,786,465
SKAN Group AG, Class A 2,736 223,741
Sonova Holding AG 14,470 4,462,060
*St. Galler Kantonalbank AG,
Registered 3,003 1,816,235
Stadler Rail AG 2,534 66,854
Straumann Holding AG, Class
R 20,787 2,546,044
Sulzer AG, Registered 20,237 3,428,038
Swatch Group AG (The), Class
BR 8,036 1,390,103
Swatch Group AG (The),
Registered 18,088 630,851
Shares Value†
SWITZERLAND — (Continued)
Swiss Life Holding AG,
Registered 12,765 $ 12,768,883
Swiss Prime Site AG,
Registered 85,675 12,125,345
Swiss Re AG, Registered 147,429 26,507,618
Swisscom AG, Registered 16,786 11,234,926
Swissquote Group Holding SA,
Registered 8,991 4,628,163
Temenos AG, Registered 48,911 3,511,712
TX Group AG 3,352 756,265
u-blox Holding AG 9,181 930,669
UBS Group AG 15,593 472,297
#UBS Group AG, ADR 547,796 16,559,873
Valiant Holding AG 23,963 3,545,970
ΩVAT Group AG 16,576 5,936,497
Vaudoise Assurances Holding
SA 897 657,127
Vetropack Holding AG 4,680 162,312
Vontobel Holding AG, Class R 36,938 2,674,549
#VP Bank AG, Class A 3,517 351,807
V-ZUG Holding AG 1,200 101,637
*Walliser Kantonalbank,
Registered 1,035 156,179
Warteck Invest AG, Registered 132 310,021
Ypsomed Holding AG,
Registered 1,084 461,038
Zehnder Group AG,
Registered 11,062 737,691
Zug Estates Holding AG, Class
B 48 123,833
Zuger Kantonalbank, Class BR 46 475,814
Zurich Insurance Group AG 24,729 17,526,218
TOTAL SWITZERLAND 661,342,687
UNITED KINGDOM — (11.5%)
4imprint Group PLC 20,942 951,057
Admiral Group PLC 130,373 5,673,464
ΩAirtel Africa PLC 1,226,217 2,808,931
AJ Bell PLC 301,071 1,693,818
Anglo American PLC 473,103 12,821,750
Antofagasta PLC 213,280 4,652,066
Ashtead Group PLC 199,704 10,643,127
Associated British Foods PLC 132,094 3,641,685
AstraZeneca PLC, Sponsored
ADR 475,813 34,158,615
ΩAuto Trader Group PLC 656,451 7,358,298
Aviva PLC 916,601 6,856,112
B&M European Value Retail
SA 180,597 811,477
Babcock International Group
PLC 764,281 8,207,647
BAE Systems PLC 798,746 18,505,148
Balfour Beatty PLC,
Registered 508,368 3,107,233
Barclays PLC 4,743,799 18,806,144
#Barclays PLC, Sponsored
ADR 262,920 4,222,495
Barratt Redrow PLC,
Registered 1,483,432 9,229,469
Beazley PLC 893,542 10,556,559

Dimensional International Core Equity 2 ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
Bellway PLC 150,903 $ 5,405,878
Berkeley Group Holdings PLC,
Registered 86,247 4,803,852
BP PLC, Sponsored ADR 1,077,274 29,581,944
Breedon Group PLC 130,093 748,234
ΩBridgepoint Group PLC 59,948 214,114
British American Tobacco PLC 345,586 14,992,765
#British American Tobacco
PLC, Sponsored ADR 223,279 9,723,800
BT Group PLC, Registered 7,175,708 16,658,047
Bunzl PLC 134,795 4,231,080
Burberry Group PLC 11,720 113,275
Bytes Technology Group PLC 44,896 304,036
*Carnival PLC, Sponsored
ADR 20,291 337,236
Centrica PLC 6,059,126 12,961,238
Coats Group PLC 755,995 731,084
Coca-Cola HBC AG 62,849 3,273,954
Compass Group PLC 449,646 15,122,933
Computacenter PLC 80,657 2,596,383
ΩConvaTec Group PLC 621,248 2,155,826
Cranswick PLC 43,749 3,026,965
*Currys PLC 10,126 15,013
DCC PLC 89,309 5,828,520
Ω*Deliveroo PLC 186,658 425,090
Diageo PLC, Sponsored ADR 41,086 4,602,454
Diploma PLC 79,091 4,185,536
Direct Line Insurance Group
PLC 1,568,837 5,930,261
Domino's Pizza Group PLC 3,007 10,804
Drax Group PLC 618,778 5,099,524
Dunelm Group PLC 142,500 2,095,616
easyJet PLC 270,049 1,784,047
Energean PLC 198,548 2,339,072
Entain PLC, Class B 351,697 2,995,205
Experian PLC 344,296 17,084,425
*Frasers Group PLC 100,901 892,202
Fresnillo PLC 208,463 2,790,013
Games Workshop Group PLC 38,054 7,832,719
Gamma Communications PLC 6,593 117,476
Glencore PLC 2,173,924 7,096,678
Grafton Group PLC, Class A 229,469 2,782,120
Grainger PLC 821,574 2,359,362
Greggs PLC 81,761 2,027,999
GSK PLC 1,006,033 19,934,684
Haleon PLC 1,985,900 9,984,276
Halma PLC 97,800 3,600,208
Harbour Energy PLC 991,875 2,027,020
Hays PLC 719,421 688,027
Hikma Pharmaceuticals PLC 134,120 3,556,015
Hill & Smith PLC 51,031 1,220,104
*Hiscox, Ltd. 312,539 4,587,874
*Hochschild Mining PLC 25,050 94,422
Howden Joinery Group PLC 697,494 7,164,343
HSBC Holdings PLC,
Registered 401,067 4,457,074
#HSBC Holdings PLC,
Sponsored ADR 662,574 37,157,150
Shares Value†
UNITED KINGDOM — (Continued)
IG Group Holdings PLC 146,052 $ 2,077,623
IMI PLC 268,815 6,348,123
Imperial Brands PLC 425,365 17,465,265
Inchcape PLC 492,234 4,414,964
*Indivior PLC 273 3,103
Informa PLC 449,643 4,371,087
InterContinental Hotels Group
PLC 957 101,520
#InterContinental Hotels Group
PLC, Sponsored ADR 38,552 4,159,375
International Distribution
Services PLC 855,161 4,189,737
International Workplace Group
PLC 917,692 2,266,436
Intertek Group PLC 105,084 6,434,144
Investec PLC 550,605 3,461,000
ITV PLC 3,417,514 3,656,389
J Sainsbury PLC 1,468,141 5,231,945
JD Sports Fashion PLC 674,506 707,958
JET2 PLC 98,038 2,072,931
Johnson Matthey PLC 123,202 2,114,611
Just Group PLC, Registered 865,294 1,627,331
Kingfisher PLC 2,042,978 7,837,142
Lancashire Holdings, Ltd. 228,543 1,718,644
Legal & General Group PLC,
Class B 2,396,391 7,506,027
Lion Finance Group PLC 50,960 4,084,042
Lloyds Banking Group PLC 3,366,881 3,295,511
#Lloyds Banking Group PLC,
Sponsored ADR 4,257,796 16,818,294
London Stock Exchange
Group PLC, Registered 43,748 6,792,986
Man Group PLC 1,370,895 2,984,705
Marks & Spencer Group PLC 2,719,846 14,131,995
Melrose Industries PLC 718,391 4,160,636
*Mitchells & Butlers PLC 330,292 1,091,900
Mitie Group PLC 1,514,626 2,917,294
Mondi PLC 245,422 3,714,095
*National Grid PLC 33,191 480,129
#*National Grid PLC,
Sponsored ADR 97,529 7,119,617
NatWest Group PLC 766,306 4,894,647
#NatWest Group PLC, Class
S, ADR 1,212,469 15,665,100
Next PLC 54,963 9,051,969
Ninety One PLC 144,157 286,708
*Ocado Group PLC 3,033 11,396
OSB Group PLC 462,782 2,929,978
Pagegroup PLC 164,440 590,839
Pearson PLC 90,287 1,442,937
#Pearson PLC, Sponsored
ADR 234,442 3,809,682
Pennon Group PLC 108,538 726,322
Persimmon PLC 331,039 5,726,094
Phoenix Group Holdings PLC,
Registered 450,043 3,591,712
*Playtech PLC, Registered,
Class A 183,514 1,862,912
Plus500, Ltd. 95,116 3,895,250

Dimensional International Core Equity 2 ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
Premier Foods PLC 887,173 $ 2,360,518
*Prudential PLC 75,121 794,486
Prudential PLC, Sponsored
ADR 195,893 4,162,726
QinetiQ Group PLC 567,180 2,974,273
Reckitt Benckiser Group PLC 248,912 16,085,008
RELX PLC, Sponsored ADR 349,827 19,111,049
Renishaw PLC 14,648 438,264
Rentokil Initial PLC 194,393 889,565
RHI Magnesita NV, Registered 2,096 87,209
Rightmove PLC 907,064 8,938,943
Rio Tinto PLC 429,115 25,488,859
#Rio Tinto PLC, Sponsored
ADR 12,077 717,374
Rolls-Royce Holdings PLC,
Registered 2,596,744 26,159,247
Rotork PLC 708,898 2,878,505
RS GROUP PLC 154,384 1,063,018
Sage Group PLC (The) 362,534 5,992,438
Savills PLC 235 2,910
Schroders PLC 350,430 1,537,142
Serco Group PLC 1,655,488 3,796,697
Severn Trent PLC 123,092 4,587,157
#Shell PLC, ADR 1,301,383 83,913,176
Smith & Nephew PLC 45,263 637,226
#Smith & Nephew PLC,
Sponsored ADR 99,153 2,778,267
Smiths Group PLC 98,492 2,452,203
Softcat PLC, Class B 156,848 3,500,782
Spectris PLC 71,890 1,920,472
Spirax Group PLC 1,813 142,271
*SSE PLC 468,447 10,586,939
SSP Group PLC 278,997 551,532
St. James's Place PLC 237,159 2,975,139
Standard Chartered PLC 1,004,555 14,437,618
Tate & Lyle PLC 376,652 2,807,269
Taylor Wimpey PLC 4,304,329 6,752,554
*TBC Bank Group PLC 19,062 1,204,313
Telecom Plus PLC, Class B 26,242 663,174
Tesco PLC 4,576,152 22,658,575
TP ICAP Group PLC, Class A 1,135,847 3,891,498
Ω*Trainline PLC 45,292 175,924
Travis Perkins PLC 147,463 1,101,043
Unilever PLC, Sponsored ADR 427,067 27,140,108
United Utilities Group PLC 398,535 6,001,953
*Vistry Group PLC 168,567 1,416,677
Vodafone Group PLC 7,568,987 7,406,521
Weir Group PLC (The) 149,969 4,503,056
WH Smith PLC 140,697 1,699,820
Whitbread PLC 126,364 4,376,586
*Wise PLC, Class A 67,937 887,926
WPP PLC 98,716 759,749
#WPP PLC, Sponsored ADR 92,992 3,585,771
TOTAL UNITED KINGDOM 1,023,288,707
UNITED STATES — (0.2%)
Alcoa Corp., Class CDI 12,337 307,464
Shares Value†
UNITED STATES — (Continued)
*Cleveland-Cliffs, Inc. 7,940 $ 65,425
*Coeur Mining, Inc. 153,352 851,104
*Flutter Entertainment PLC,
Class DI 16,829 4,037,144
International Paper Co. 178,505 8,094,681
Smurfit WestRock PLC 494 20,666
Waste Connections, Inc. 35,907 7,096,300
TOTAL UNITED STATES 20,472,784
TOTAL COMMON STOCKS 8,569,759,034
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke AG
8.520% 14,152 1,136,568
ΩDr. Ing. h.c. F. Porsche AG
5.240% 35,979 1,803,244
Draegerwerk AG & Co. KGaA
3.020% 8,641 585,431
*Einhell Germany AG, Class P
1.460% 6,429 483,801
FUCHS SE 2.520% 78,793 3,944,577
Henkel AG & Co. KGaA
2.980% 78,356 6,092,475
Jungheinrich AG 2.360% 20,106 727,720
Porsche Automobil Holding SE
7.080% 90,377 3,715,967
Sartorius AG 0.330% 320 82,610
Sixt SE, Class A 6.710% 20,963 1,391,655
Volkswagen AG, Class A
9.490% 80,314 8,713,389
TOTAL GERMANY 28,677,437
TOTAL PREFERRED
STOCKS 28,677,437
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Imugene, Ltd. 8/31/2026 38,340 123
*<Panoramic Resources, Ltd.
9/8/2025 47,790 –
TOTAL AUSTRALIA 123
CANADA — (0.0%)
*<Constellation Software, Inc. 2,081 –
TOTAL CANADA –
PORTUGAL — (0.0%)
#*EDP Renovaveis SA
5/8/2025 24,608 2,517
TOTAL PORTUGAL 2,517
TOTAL RIGHTS/WARRANTS 2,640
TOTAL INVESTMENT SECURITIES — (96.4%)
(Cost $6,871,220,531) 8,598,439,111
SECURITIES LENDING COLLATERAL — ( 3.6% )
@§The DFA Short Term
Investment Fund 27,403,794 316,924,872
TOTAL INVESTMENTS — ( 100.0% )
(Cost $7,188,145,403) $ 8,915,363,983

Dimensional International Core Equity 2 ETF
continued
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $168,722,199 which represented 1.9% of the net assets of the Fund.

Dimensional International Core Equity 2 ETF
continued
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 506,233,345 $ — $ 371 $ 506,233,716
Austria .............................. 50,714,669 — — 50,714,669
Belgium ............................. 98,272,176 — — 98,272,176
Canada ............................. 940,684,362 — 144 940,684,506
Denmark ............................ 194,251,961 — — 194,251,961
Finland .............................. 142,138,528 — — 142,138,528
France .............................. 675,367,211 — — 675,367,211
Germany ............................ 755,257,160 — — 755,257,160
Hong Kong ........................... 121,845,749 180,287 — 122,026,036
Ireland .............................. 45,070,494 — — 45,070,494
Israel ............................... 79,766,977 — — 79,766,977
Italy ................................ 302,182,377 — — 302,182,377
Japan ............................... 1,976,396,538 — — 1,976,396,538
Netherlands .......................... 293,468,758 — — 293,468,758
New Zealand ......................... 17,956,186 — — 17,956,186
Norway .............................. 61,277,953 — 3,027 61,280,980
Portugal ............................. 25,881,635 — — 25,881,635
Singapore ............................ 88,663,562 — — 88,663,562
South Africa .......................... 106,876 — — 106,876
Spain ............................... 235,914,296 — — 235,914,296
Sweden ............................. 253,020,214 — — 253,020,214
Switzerland ........................... 661,342,687 — — 661,342,687
United Kingdom ....................... 1,023,288,707 — — 1,023,288,707
United States ......................... 20,472,784 — — 20,472,784
Preferred Stocks
Germany ............................ 28,677,437 — — 28,677,437
Rights/Warrants
Australia ............................. 123 — — 123
Canada ............................. — — — —
Portugal ............................. 2,517 — — 2,517
Securities Lending Collateral ............... — 316,924,872 — 316,924,872
Total Investments ........................ $8,598,255,282 $317,105,159 $3,542> $8,915,363,983
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional International Small Cap Value ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (97.6%)
AUSTRALIA — (7.0%)
#*Adairs, Ltd., Class B 225,579 $ 340,634
*Ainsworth Game Technology,
Ltd. 1,350 829
*Alkane Resources, Ltd. 434,771 223,941
#*Alliance Aviation Services,
Ltd., Registered 6,783 11,935
Amotiv, Ltd. 462,910 2,298,452
AMP, Ltd. 5,362,659 4,443,520
*Amplitude Energy, Ltd. 3,559,771 421,377
Ansell, Ltd. 385,753 7,478,751
#*Appen, Ltd. 442,614 226,565
*Aurelia Metals, Ltd. 374,206 70,633
Aussie Broadband, Ltd. 71,157 186,672
*Austal, Ltd. 826,052 2,806,590
#*Australian Agricultural Co.,
Ltd. 270,534 247,534
Autosports Group, Ltd. 124 153
Bank of Queensland, Ltd. 2,840,247 13,557,265
Bapcor, Ltd. 854,414 2,782,680
*BCI Minerals, Ltd. 67,030 11,794
#Beach Energy, Ltd. 5,329,166 4,006,584
*Beacon Minerals, Ltd. 22,773 379
*Bega Cheese, Ltd., Class B 631,662 2,283,549
Bell Financial Group, Ltd. 16,358 13,397
#Brickworks, Ltd. 263,677 4,254,950
Capral, Ltd. 112 726
Cedar Woods Properties, Ltd. 227,084 813,676
*Challenger, Ltd. 1,438,980 6,527,970
Champion Iron, Ltd. 543,934 1,590,522
Civmec Australia, Ltd.,
Registered 19,400 10,995
#*ClearView Wealth, Ltd. 39,845 11,855
ΩCoronado Global Resources,
Inc. 379,049 47,294
#Corporate Travel
Management, Ltd. 263,762 2,155,164
*Develop Global, Ltd. 293,185 607,804
Domain Holdings Australia,
Ltd. 603,689 1,657,096
Downer EDI, Ltd. 2,124,007 7,760,134
*Dyno Nobel, Ltd. 2,676,988 3,888,207
*Elders, Ltd. 960,537 3,890,406
*Emeco Holdings, Ltd. 181,895 88,453
*Energy World Corp., Ltd. 20,954 295
Eureka Group Holdings, Ltd. 1,153 369
#Euroz Hartleys Group, Ltd. 10,896 5,961
EVT, Ltd. 92,375 835,168
*Fenix Resources, Ltd. 7,112 1,297
#Finbar Group, Ltd. 7,066 3,459
*FleetPartners Group, Ltd. 741,835 1,329,054
Fleetwood, Ltd. 12,595 23,371
G8 Education, Ltd. 2,622,771 2,106,111
GrainCorp, Ltd., Class A 796,751 3,390,170
#Grange Resources, Ltd. 1,751,324 224,116
Shares Value†
AUSTRALIA — (Continued)
GWA Group, Ltd., Class B 72,366 $ 110,202
Harvey Norman Holdings, Ltd. 923,642 3,090,883
*Healius, Ltd. 2,175,951 2,025,766
Helia Group, Ltd. 1,388,559 4,300,182
IGO, Ltd. 1,049,131 2,631,437
*Iluka Resources, Ltd. 1,467,469 3,896,675
*Insignia Financial, Ltd. 1,409,945 3,419,153
Integral Diagnostics, Ltd. 82,104 127,132
IVE Group, Ltd. 64,375 108,742
*Judo Capital Holdings, Ltd.,
Registered 1,375,069 1,566,108
Jupiter Mines, Ltd. 3,545,006 340,240
#Karoon Energy, Ltd. 1,996,178 1,839,242
#*Kelsian Group, Ltd. 82,258 142,634
*Lendlease Corp., Ltd. 656,115 2,216,619
#Lifestyle Communities, Ltd. 87,985 403,087
*Lindsay Australia, Ltd. 928 422
Maas Group Holdings, Ltd. 2,988 7,552
Macmahon Holdings, Ltd. 1,537,634 265,640
Magellan Financial Group, Ltd. 609,325 2,990,346
*MaxiPARTS, Ltd. 296 396
*Mayne Pharma Group, Ltd. 17,621 79,262
#*Metals X, Ltd. 1,335,093 482,655
*Michael Hill International, Ltd.,
Class B 68,491 17,530
Monash IVF Group, Ltd. 637,792 342,796
#*Mount Gibson Iron, Ltd. 251,494 49,885
*MyState, Ltd. 522,252 1,303,232
#New Hope Corp., Ltd., Class
B 2,361,096 5,544,429
Nickel Industries, Ltd. 5,097,193 1,842,709
Nine Entertainment Co.
Holdings, Ltd. 3,288,939 3,009,324
NRW Holdings, Ltd. 29,311 50,825
*Nufarm, Ltd. 1,324,866 3,263,697
#*OFX Group, Ltd. 69,451 50,215
oOh!media, Ltd. 1,540,020 1,512,558
Orora, Ltd. 1,852,196 2,145,076
*Pantoro Gold Ltd 7,377 13,783
Peet, Ltd. 34,693 31,521
Perenti, Ltd. 2,736,544 2,390,079
*Perpetual, Ltd. 186,393 1,975,000
Perseus Mining, Ltd. 4,081,075 8,747,753
*PEXA Group, Ltd. 63,947 493,861
#*Pilbara Minerals, Ltd. 88,596 85,315
#Platinum Asset Management,
Ltd., Class B 502,165 183,146
*Ramelius Resources, Ltd. 2,180,332 3,669,066
*Regis Resources, Ltd. 2,424,405 6,996,146
Reject Shop, Ltd. (The) 144 601
Reliance Worldwide Corp., Ltd. 619,052 1,663,618
*Resolute Mining, Ltd. 7,616,621 2,485,477
*Retail Food Group, Ltd. 11,485 12,934
*Sandfire Resources, Ltd. 1,437,091 9,167,619
*Select Harvests, Ltd. 375,428 1,227,509

Dimensional International Small Cap Value ETF
continued
Shares Value†
AUSTRALIA — (Continued)
Service Stream, Ltd. 715,513 $ 856,123
Shaver Shop Group, Ltd. 23,812 19,426
Shine Justice, Ltd. 1,219 581
Sims, Ltd. 412,357 3,857,429
Stanmore Resources, Ltd. 533,748 664,252
*Star Entertainment Grp, Ltd.
(The) 411,961 27,677
#*Strike Energy, Ltd. 1,240,835 134,971
*Tabcorp Holdings, Ltd., Class
S 5,528,988 1,981,120
*<Ten Sixty Four, Ltd. 1,572 111
#Terracom, Ltd. 13,461 534
*Vault Minerals, Ltd., Class B 8,876,704 2,442,291
ΩViva Energy Group, Ltd. 780,747 859,243
*Webjet Group, Ltd. 80,126 32,555
*West African Resources, Ltd. 1,810,014 2,767,942
#Westgold Resources, Ltd. 1,429,478 2,716,509
#Whitehaven Coal, Ltd. 2,496,075 7,969,578
*<Wiluna Mining Corp., Ltd. 504 12
TOTAL AUSTRALIA 195,288,290
AUSTRIA — (1.3%)
Agrana Beteiligungs AG 23,611 318,052
*Mayr Melnhof Karton AG 7,495 693,524
Palfinger AG 839 27,324
Porr AG 67,320 2,357,004
Raiffeisen Bank International
AG, Class V 143,567 3,831,935
*Schoeller-Bleckmann Oilfield
Equipment AG 25,708 916,160
Semperit AG Holding 1,319 19,582
Strabag SE, Class R 7,032 617,864
Telekom Austria AG 112,775 1,194,797
UNIQA Insurance Group AG 394,078 4,569,280
Vienna Insurance Group AG
Wiener Versicherung Gruppe 100,803 4,801,234
voestalpine AG, Registered,
Class R 334,699 8,811,673
Wienerberger AG 203,199 7,132,869
Zumtobel Group AG 8,160 42,901
TOTAL AUSTRIA 35,334,199
BELGIUM — (1.5%)
Ackermans & van Haaren NV 48,252 11,803,831
Ageas SA/NV, Class B 173,444 10,893,237
Azelis Group NV 465 7,210
Barco NV 10,878 148,882
Bekaert SA 138,224 5,326,581
#bpost SA 311,482 499,249
Cie d'Entreprises CFE 93 814
#CMB Tech NV, ADR 29,234 278,015
Deceuninck NV 14,033 34,058
Econocom Group SA/NV 76,781 159,375
*Ontex Group NV 235,460 1,929,824
Proximus SADP 325,014 2,501,245
Recticel SA 864 10,450
Sipef NV 3,333 242,483
Syensqo SA 11,416 812,629
Tessenderlo Group SA 39,631 1,175,820
Umicore SA 200,938 1,827,332
Shares Value†
BELGIUM — (Continued)
#VGP NV 30,601 $ 2,831,558
Viohalco SA 67 418
TOTAL BELGIUM 40,483,011
CANADA — (10.1%)
*Acadian Timber Corp. 52 650
*ACT Energy Technologies,
Ltd. 10,100 35,463
ADENTRA, Inc. 65,292 1,276,723
ADF Group, Inc. 4,920 21,656
*Advantage Energy, Ltd. 653,177 4,629,409
Aecon Group, Inc. 137,522 1,606,896
*AGF Management, Ltd.,
Class B 189,308 1,406,139
#*Aimia, Inc. 24,159 45,474
Algoma Central Corp. 44 491
*Athabasca Oil Corp. 163,397 537,047
#*AutoCanada, Inc. 2,981 33,645
B2Gold Corp. 3,227,118 10,036,337
B2Gold Corp. 16,692 52,083
#Baytex Energy Corp. 2,324,446 3,584,355
Birchcliff Energy, Ltd. 1,336,607 5,447,837
BMTC Group, Inc. 79 672
Brookfield Wealth Solutions,
Ltd. 1,072 57,524
*Calfrac Well Services, Ltd. 280 671
Canaccord Genuity Group,
Inc., Class A 57,921 354,328
*Canadian Tire Corp., Ltd.,
Class A 18,779 2,051,238
*Canfor Corp. 4,296 40,960
#*Capstone Copper Corp. 98,006 471,121
Cardinal Energy, Ltd. 770,772 3,202,947
Cascades, Inc. 348,482 2,227,681
Centerra Gold, Inc. 1,245,856 8,324,948
#Cogeco Communications,
Inc. 53,577 2,629,784
Cogeco, Inc. 18,317 850,276
*Colabor Group, Inc. 2,066 1,481
dentalcorp Holdings, Ltd. 120,906 736,132
Dexterra Group, Inc. 1,396 8,671
#Doman Building Materials
Group, Ltd. 213,434 1,063,075
DREAM Unlimited Corp. 88,275 1,214,876
Dundee Precious Metals, Inc. 319,112 4,174,585
Dye & Durham, Ltd. 4,804 31,092
Dynacor Group, Inc. 184 633
E-L Financial Corp., Ltd. 170 166,419
*Eldorado Gold Corp. 928,805 17,498,686
*Eldorado Gold Corp., Class B 16,504 309,935
Enerflex, Ltd. 246,440 1,614,182
Enerflex, Ltd. 170,651 1,114,365
*Ensign Energy Services, Inc. 171,631 223,656
*Enterprise Group, Inc. 14,660 13,266
#EQB, Inc. 105,708 7,293,875
*Equinox Gold Corp. 218,525 1,466,537
#*Equinox Gold Corp. 1,408,963 9,440,052
Exco Technologies, Ltd. 248 1,023
First Majestic Silver Corp. 69,610 435,759

Dimensional International Small Cap Value ETF
continued
Shares Value†
CANADA — (Continued)
*Fortuna Mining Corp. 67,858 $ 422,485
*Fortuna Mining Corp., ADR 1,098,488 6,865,550
*GoGold Resources, Inc. 270,376 346,460
*Gran Tierra Energy, Inc. 83,447 369,721
#*Gran Tierra Energy, Inc. 8,793 38,777
High Liner Foods, Inc. 15,890 194,872
Hudbay Minerals, Inc., Class A 1,287,657 9,361,266
*IAMGOLD Corp. 2,717,232 19,238,003
*IAMGOLD Corp. 168,556 1,192,205
*Interfor Corp. 41,621 400,150
*Kelt Exploration, Ltd. 523,407 2,118,182
*Knight Therapeutics, Inc. 263,054 1,157,872
Lassonde Industries, Inc.,
Class A 2,132 319,900
*Laurentian Bank of Canada 271,060 5,369,001
Leon's Furniture, Ltd. 3,965 66,021
#Linamar Corp. 154,082 5,643,241
Magellan Aerospace Corp. 3,406 33,535
*Major Drilling Group
International, Inc. 111,706 705,188
Martinrea International, Inc. 214,445 1,139,525
#*Mattr Corp. 157,149 1,083,080
#MEG Energy Corp. 852,596 11,937,455
Melcor Developments, Ltd. 3,082 26,975
Methanex Corp. 3,297 103,113
Methanex Corp., ADR 29,664 928,187
MTY Food Group, Inc., Class
R 62,023 1,947,396
Mullen Group, Ltd. 390,412 3,705,423
National Bank of Canada 48,098 4,216,105
Neo Performance Materials,
Inc., Registered 44,883 364,250
Northland Power, Inc. 672,920 9,124,587
*NuVista Energy, Ltd. 599,120 5,096,402
#*Obsidian Energy, Ltd. 153,760 647,330
OceanaGold Corp. 3,031,249 10,709,111
Paramount Resources, Ltd.,
Class A 195,113 2,210,612
Parex Resources, Inc. 216,494 1,739,726
Peyto Exploration &
Development Corp. 743,689 9,292,748
Pizza Pizza Royalty Corp. 138,055 1,429,224
Polaris Renewable Energy,
Inc. 81,653 707,584
*Precision Drilling Corp. 16,494 688,753
#*Precision Drilling Corp. 27,768 1,158,481
*RF Capital Group, Inc. 288 1,722
#*Roots Corp. 232 458
Russel Metals, Inc. 211,605 6,127,706
Sandstorm Gold, Ltd. 2,240 19,444
Sandstorm Gold, Ltd., ADR 464,096 4,037,635
*Saturn Oil & Gas, Inc. 46,957 52,352
Secure Waste Infrastructure
Corp., Class B 19,349 183,923
*Source Energy Services, Ltd. 8,200 53,903
*Spartan Delta Corp. 114,929 224,649
Ω*Spin Master Corp. 5,387 95,081
Ω*STEP Energy Services, Ltd. 236 666
Superior Plus Corp. 230,303 1,153,766
Shares Value†
CANADA — (Continued)
Supremex, Inc. 220 $ 613
Surge Energy, Inc. 107,496 363,430
*Taiga Building Products, Ltd. 128 358
Tamarack Valley Energy, Ltd. 2,797,293 7,229,665
#*Tidewater Midstream and
Infrastructure, Ltd. 2,132 432
*Torex Gold Resources, Inc.,
Class A 244,439 7,901,398
Total Energy Services, Inc. 60,734 389,563
Transcontinental, Inc., Class A 254,443 3,463,063
*<Trevali Mining Corp. 660 –
Trican Well Service, Ltd. 3,157 9,256
*Valeura Energy, Inc. 14,650 79,757
Veren, Inc. 2,208 13,044
#Veren, Inc., ADR 2,337,249 13,813,142
Vermilion Energy, Inc. 23,343 140,602
Vermilion Energy, Inc. 583,848 3,520,603
VersaBank 92 1,018
#*<Victoria Gold Corp. 42,700 5,564
#Wajax Corp. 19,221 245,324
*Well Health Technologies
Corp. 140,809 403,680
#West Fraser Timber Co., Ltd. 6,157 455,495
Whitecap Resources, Inc. 2,403,344 13,606,132
Winpak, Ltd., Class A 6,248 193,189
TOTAL CANADA 281,619,784
CHINA — (0.0%)
SIIC Environment Holdings,
Ltd. 70,100 8,644
TOTAL CHINA 8,644
DENMARK — (2.8%)
Alm Brand A/S 1,394,612 3,317,951
*Bavarian Nordic A/S 114,508 2,726,900
D/S Norden A/S 26,919 733,098
*Dfds A/S 58,477 812,743
FLSmidth & Co. A/S,
Registered 109,015 5,144,026
Foroya Banki P/F 263 7,030
*GN Store Nord A/S 304,018 4,564,820
H Lundbeck A/S, Class A 545,840 2,605,553
H Lundbeck A/S, Class A 88,347 365,340
#Harboes Bryggeri A/S, Class
B 540 11,872
Jyske Bank A/S, Registered 181,785 14,910,055
Matas A/S 142,048 2,938,126
*Nilfisk Holding A/S, Class B 19,131 253,217
Per Aarsleff Holding A/S 44,107 3,547,129
*ROCKWOOL A/S, Class B 340 15,484
ΩScandinavian Tobacco
Group A/S 213,011 3,108,157
Schouw & Co. A/S 46,761 4,259,126
#Solar A/S, B Shares 9,593 371,128
*Spar Nord Bank A/S 217,581 7,005,860
Sparekassen Sjaelland-Fyn
A/S 24,107 1,044,626
Svitzer Group A/S 9,738 408,775
Sydbank A/S 267,269 17,097,530
#TORM PLC, Class A 135,817 2,266,220

Dimensional International Small Cap Value ETF
continued
Shares Value†
DENMARK — (Continued)
Vestjysk Bank A/S 36,420 $ 23,798
TOTAL DENMARK 77,538,564
FINLAND — (2.5%)
Aktia Bank OYJ 139,938 1,589,156
#Alandsbanken Abp, Class B 700 29,203
#Anora Group OYJ 31,518 117,516
Atria OYJ 1,276 18,784
Ω#Enento Group OYJ 13,770 266,415
Fiskars OYJ Abp 55,879 929,941
Hiab OYJ, Class B 18,168 863,687
Huhtamaki OYJ 141,579 5,217,678
Kalmar OYJ, Class B 9,948 315,278
Kemira OYJ 404,859 8,353,064
Lassila & Tikanoja OYJ, Class
A 12,151 130,668
*Lindex Group OYJ 258,408 775,488
Mandatum OYJ 1,374,780 9,711,132
Metsa Board OYJ 190,244 694,195
#Metsa Board OYJ 1,442 9,835
Nokian Renkaat OYJ, Class B 515,324 4,103,495
Olvi OYJ, A Shares 2,381 89,453
#Oma Saastopankki OYJ 18,261 188,900
#Outokumpu OYJ 104,070 399,150
Raisio OYJ, Class V 260,469 726,897
Sanoma OYJ 135,335 1,490,731
Stora Enso OYJ, Class B 1,386,336 12,868,955
Taaleri PLC 14,854 120,899
ΩTerveystalo OYJ 96,018 1,335,979
TietoEVRY OYJ 297,749 5,341,002
#Valmet OYJ 423,531 12,922,101
Viking Line Abp 311 7,106
*YIT OYJ 277,820 810,374
TOTAL FINLAND 69,427,082
FRANCE — (5.3%)
AKWEL SADIR, Class B 478 4,010
*Alstom SA 285,799 6,894,003
Alten SA 10,815 909,138
Arkema SA 185,323 14,040,898
Ω#Ayvens SA 313,533 3,177,386
#Beneteau SACA 123,672 1,128,189
#Bonduelle SCA 58,805 549,480
Carrefour SA 257,731 3,983,009
Cie des Alpes, Registered 40,137 790,239
Coface SA 433,118 8,867,177
Derichebourg SA 383,310 2,638,334
Eiffage SA, Class P 50,264 6,842,235
Ω*Elior Group SA 451,743 1,368,016
Elis SA 253,992 6,513,652
Esso SA Francaise 12,186 1,957,351
Etablissements Maurel et
Prom SA 188,605 975,506
Shares Value†
FRANCE — (Continued)
#*Eutelsat Communications
SACA 231,022 $ 936,221
Fnac Darty SA 37,317 1,300,389
Forvia SE 494,942 3,812,353
GL Events SACA 8,394 209,922
Groupe Crit SA 4 309
Groupe SFPI 742 1,822
#Guerbet 16,281 371,074
*Haulotte Group SA 215 655
Imerys SA 113,656 3,782,935
IPSOS SA 4,256 201,165
#Jacquet Metals SACA 39,228 925,294
LISI SA 17,116 537,976
LNA Sante SA 250 6,508
Ω#Maisons du Monde SA 30,055 93,783
Manitou BF SA 9,330 215,299
Mersen SA 50,694 1,085,683
*Metropole Television SA 64,721 1,015,289
#*Nexity SA 182,960 1,910,296
Opmobility, Registered 81,346 907,595
Quadient SA 117,119 2,218,032
Rexel SA 230,075 6,378,912
Samse SACA 71 11,380
Savencia SA 570 43,283
SCOR SE 485,434 15,219,131
#SES SA 1,214,111 6,428,702
Ω*SMCP SA 34,331 123,517
Societe BIC SA 7,396 479,222
*Societe LDC SADIR 1,603 139,581
Teleperformance SE 141,460 15,511,233
Television Francaise 1 SA 201,541 1,924,456
Trigano SA 19,260 2,283,526
*Ubisoft Entertainment SA 250,776 2,953,324
Valeo SE 897,682 8,845,183
Vicat SACA 68,703 3,842,432
*Viridien 25,254 1,501,116
#*Voltalia SA, Class A 46,895 389,148
Ω*X-Fab Silicon Foundries SE 12,345 68,510
TOTAL FRANCE 146,313,879
GERMANY — (5.5%)
1&1 AG 126,419 2,247,576
7C Solarparken AG 37,412 85,481
Allgeier SE 140 3,231
ΩAumann AG 853 12,896
Aurubis AG 113,246 9,854,474
ΩBefesa SA 78,388 2,379,174
Bertrandt AG, Class B 2,717 58,683
Bijou Brigitte AG 550 26,509
Bilfinger SE 56,547 4,795,278
#Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 197,208 735,299
Brenntag SE 468 31,165
CANCOM SE 76,606 2,346,859
Cewe Stiftung & Co. KGAA 353 40,930
Deutz AG 243,500 1,879,465
Draegerwerk AG & Co. KGaA 1,159 65,084
Duerr AG 254,098 5,993,559

Dimensional International Small Cap Value ETF
continued
Shares Value†
GERMANY — (Continued)
ΩDWS Group GmbH & Co.
KGaA 94,761 $ 4,968,032
Elmos Semiconductor SE 756 51,133
ElringKlinger AG 116,130 643,553
Evonik Industries AG 539,277 12,107,219
FORTEC Elektronik AG 31 539
*Fraport AG Frankfurt Airport
Services Worldwide 141,913 9,396,877
Gerresheimer AG 40,597 2,741,232
Gesco SE 12 220
H&R GmbH & Co. KGaA 1,341 6,204
*Heidelberger Druckmaschinen
AG 640,339 880,766
*HelloFresh SE, Registered 131,122 1,364,432
Hornbach Holding AG & Co.
KGaA 42,125 4,745,467
HUGO BOSS AG 24,042 999,450
Indus Holding AG 27,255 766,808
ΩInstone Real Estate Group
SE 986 9,101
Jenoptik AG 227,541 4,505,814
ΩJOST Werke SE 14,746 830,584
K+S AG, Class B 550,017 9,584,814
KION Group AG 304,507 12,883,654
Kloeckner & Co. SE 165,901 1,329,546
#*Koenig & Bauer AG 19,732 365,166
Kontron AG 16,315 394,661
KWS Saat SE & Co. KGaA 26,492 1,671,372
LANXESS AG 157,504 4,694,504
*Medios AG 59,491 789,877
MLP SE, Registered 147,572 1,336,989
#Mutares SE & Co. KGaA 48,413 1,761,073
Norma Group SE 78,788 983,395
ProCredit Holding AG, Class B 10,609 122,407
*ProSiebenSat.1 Media SE 646,323 4,514,783
Puma SE 142,654 3,659,999
#RTL Group SA 109,116 4,465,359
SAF-Holland SE 10,440 188,934
Salzgitter AG, Class D 56,981 1,406,874
Schaeffler AG, Class A 371,219 1,593,410
Schloss Wachenheim AG 9 150
#*SGL Carbon SE, Registered 48,874 194,729
Siltronic AG 38,528 1,559,164
Sixt SE 34,929 3,315,416
Stabilus SE 26,416 729,691
STRATEC SE 2,567 70,033
Suedzucker AG 291,874 3,941,643
*Surteco Group SE 205 3,740
Takkt AG 58,822 508,181
thyssenkrupp AG 236,186 2,690,217
United Internet AG 259,075 5,857,681
#Verbio SE 2,605 30,708
Vossloh AG, Class A 8,953 704,271
Wacker Chemie AG 47,142 3,536,856
Wacker Neuson SE 116,218 3,117,818
Wuestenrot &
Wuerttembergische AG 94,522 1,525,761
TOTAL GERMANY 154,105,970
Shares Value†
HONG KONG — (1.5%)
*Apollo Future Mobility Group,
Ltd. 145,400 $ 19,312
*Bank of East Asia, Ltd. (The) 2,661,403 3,665,362
Chow Sang Sang Holdings
International, Ltd. 399,000 391,040
CITIC Telecom International
Holdings, Ltd. 981,000 298,549
CTF Services, Ltd. 55,000 52,059
Dah Sing Banking Group, Ltd. 1,665,200 1,797,326
Dah Sing Financial Holdings,
Ltd. 570,400 2,081,618
*Energy International
Investments Holdings, Ltd. 264,000 16,341
ΩESR Group, Ltd. 358,200 570,925
*Far East Consortium
International, Ltd. 1,121,000 128,656
First Pacific Co., Ltd. 6,158,000 4,145,197
Ω*Frontage Holdings Corp. 26,000 3,889
Great Eagle Holdings, Ltd. 155,563 260,786
#Guotai Junan International
Holdings, Ltd. 9,429,000 1,215,908
Hang Lung Group, Ltd. 1,692,000 2,430,639
*Hang Lung Properties, Ltd. 7,119,379 5,848,124
Harbour Centre Development,
Ltd. 10,000 4,978
HKBN, Ltd. 220,500 144,162
*Hong Kong Technology
Venture Co., Ltd. 217,786 58,135
*Hongkong & Shanghai Hotels,
Ltd. (The) 50,000 34,624
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 1,468,000 191,198
Johnson Electric Holdings, Ltd. 1,406,996 2,569,160
Kerry Properties, Ltd., Class B 1,442,500 3,389,215
KLN Logistics Group Ltd 310,000 250,248
Kowloon Development Co.,
Ltd. 432,040 167,697
Luk Fook Holdings
International, Ltd., Registered 389,000 848,760
*Mongolian Mining Corp. 315,000 260,378
Pacific Basin Shipping, Ltd. 19,847,000 4,453,271
#Pacific Textiles Holdings, Ltd. 414,000 65,666
PAX Global Technology, Ltd. 599,000 360,727
Shangri-La Asia, Ltd. 1,210,000 677,189
*Shun Tak Holdings, Ltd.,
Registered 2,010,000 145,151
*Sundart Holdings, Ltd. 88,000 8,284
Texhong International Group,
Ltd. 189,000 82,379
Town Health International
Medical Group, Ltd. 278,000 8,927
*Transport International
Holdings, Ltd. 8,823 10,228
Value Partners Group, Ltd. 20,000 3,507
Ω*VPower Group International
Holdings, Ltd. 463,000 17,912
VSTECS Holdings, Ltd. 1,866,000 1,431,738
Yue Yuen Industrial Holdings,
Ltd. 1,937,000 2,782,594

Dimensional International Small Cap Value ETF
continued
Shares Value†
HONG KONG — (Continued)
*Zensun Enterprises, Ltd. 353,001 $ 3,915
TOTAL HONG KONG 40,895,774
IRELAND — (0.3%)
Bank of Ireland Group PLC 111,541 1,309,152
Cairn Homes PLC 227,497 501,181
Dalata Hotel Group PLC 746,651 4,294,708
FBD Holdings PLC 1,111 16,292
Ω*Glenveagh Properties PLC 980,956 1,842,150
*Permanent TSB Group
Holdings PLC 12,584 22,172
TOTAL IRELAND 7,985,655
ISRAEL — (0.5%)
Africa Israel Residences, Ltd. 68 4,490
*Alrov Properties and
Lodgings, Ltd., Registered 9 479
AudioCodes, Ltd. 1,128 10,610
AudioCodes, Ltd. 1,192 11,181
*Avgol Industries 1953, Ltd. 784 327
#Ayalon Holdings, Ltd. 5,141 70,100
Azorim-Investment
Development & Construction
Co., Ltd. 6,487 29,787
Carasso Motors, Ltd. 136,081 1,046,676
*Cellcom Israel, Ltd. 347,423 2,191,055
*Delek Automotive Systems,
Ltd. 11,652 83,859
Delta Galil, Ltd. 2,119 99,864
Diplomat Holdings, Ltd. 306 3,520
*Equital, Ltd. 34,225 1,280,944
*Gilat Satellite Networks, Ltd. 113,510 717,733
*Hagag Group Real Estate
Development 92,186 423,558
*Israir Group, Ltd. 57,091 33,416
Isras Investment Co., Ltd. 4,594 990,998
#Issta, Ltd. 11,229 257,069
Kamada, Ltd. 13,901 89,939
Kamada, Ltd. 5,784 37,685
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 58,061 85,200
Kvutzat Acro, Ltd. 13,781 185,751
#Land Development Nimrodi
Group, Ltd. 10,955 86,097
Mediterranean Towers, Ltd. 82,182 248,643
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,166 123,744
Neto Malinda Trading, Ltd. 7,164 217,338
Oil Refineries, Ltd. 7,270,519 1,822,100
*OY Nofar Energy, Ltd. 699 16,333
Palram Industries 1990, Ltd. 3,185 67,778
Paz Retail And Energy, Ltd. 16,049 2,259,354
Plasson Industries, Ltd., Class
B 957 52,465
Prashkovsky Investments and
Construction, Ltd. 42,503 1,094,388
#*Rani Zim Shopping Centers,
Ltd. 54,001 65,827
Shares Value†
ISRAEL — (Continued)
*Scope Metals Group, Ltd. 14,956 $ 516,610
ΩTamar Petroleum, Ltd. 115,979 1,093,802
TOTAL ISRAEL 15,318,720
ITALY — (4.7%)
A2A SpA 1,417,449 3,607,671
ACEA SpA 35,927 845,389
Ariston Holding NV, Class B 181,778 821,173
Ascopiave SpA 28,985 108,566
Banca IFIS SpA 129,994 3,259,824
Banca Monte dei Paschi di
Siena SpA 2,979,102 25,114,267
Banca Popolare di Sondrio
SPA, Class R 1,600,708 20,015,674
Banco di Desio e della Brianza
SpA 63,282 543,835
#Biesse SpA 15,250 122,215
Brembo NV 16,254 151,879
Buzzi SpA 137,886 7,228,944
Cairo Communication SpA 248,854 813,295
Cementir Holding NV 167,502 2,749,493
*CIR SpA-Compagnie
Industriali 1,690,748 1,120,503
Credito Emiliano SpA 288,453 3,961,023
d'Amico International Shipping
SA 43,229 160,690
Danieli & C Officine
Meccaniche SpA 126,300 3,419,877
#Danieli & C Officine
Meccaniche SpA 29,769 1,025,350
Emak SpA 412 370
ΩEnav SpA 90,755 402,759
ERG SpA 120,674 2,470,546
#Ferretti SpA 95,534 273,668
Fila SpA 97,228 1,268,816
FNM SpA, Registered 6,600 2,994
GPI SpA 2,476 25,838
Hera SpA 531,716 2,518,050
#Illimity Bank SpA 66,093 261,457
IMMSI SpA, Registered 1,112 629
Iveco Group NV 409,700 6,522,506
MFE-MediaForEurope NV,
Class A 219,017 1,065,582
MFE-MediaForEurope NV,
Class B 737,058 2,677,774
Ω*Nexi SpA 1,285,805 7,518,678
Orsero SpA 20,951 311,991
ΩOVS SpA 806,701 2,910,616
ΩPirelli & C SpA 1,356,772 8,365,501
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 47,504 52,866
#*Safilo Group SpA 779,501 637,991
*Saipem SpA 14,742 34,203
#Salvatore Ferragamo SpA 60,212 375,427
*Telecom Italia SpA 4,275,008 1,903,513
#*Telecom Italia SpA 33,509,343 13,255,941
#*Tesmec SpA 371,160 24,471
Unipol Assicurazioni SpA 109,912 1,967,846
TOTAL ITALY 129,919,701

Dimensional International Small Cap Value ETF
continued
Shares Value†
JAPAN — (24.5%)
77 Bank, Ltd. (The) 229,700 $ 7,159,606
Achilles Corp. 14,000 132,305
#AD Works Group Co., Ltd. 270,101 499,907
ADEKA Corp. 22,200 399,441
Advan Group Co., Ltd. 1,200 6,823
Ahresty Corp. 87,501 401,189
Aichi Steel Corp. 53,800 3,172,028
Aichi Tokei Denki Co., Ltd. 1,100 15,161
Aida Engineering, Ltd. 174,400 1,082,053
Airport Facilities Co., Ltd. 32,800 153,376
Airtech Japan, Ltd. 2,100 15,488
Aisan Industry Co., Ltd. 205,600 2,780,443
#*Akebono Brake Industry
Co., Ltd. 180,201 130,123
Albis Co., Ltd. 700 14,609
Alconix Corp. 75,100 811,337
#Alinco, Inc. 49,100 347,665
Alpen Co., Ltd. 103,114 1,722,663
Alpha Corp. 10,100 77,322
Alps Alpine Co., Ltd.,
Registered 1,093,800 11,103,634
AOKI Holdings, Inc. 161,900 1,451,697
Aoyama Trading Co., Ltd. 363,436 5,228,342
Arata Corp. 7,500 167,204
Araya Industrial Co., Ltd. 5,900 190,683
#ARCLANDS Corp. 202,300 2,459,255
Arcs Co., Ltd. 74,600 1,501,519
Arisawa Manufacturing Co.,
Ltd. 25,100 228,934
Artience Co., Ltd. 92,200 1,895,840
Asahi Co., Ltd. 10,500 101,952
Asahi Diamond Industrial Co.,
Ltd. 131,200 676,971
Asia Pile Holdings Corp. 74,300 468,282
ASKA Pharmaceutical
Holdings Co., Ltd. 4,600 74,947
#Astena Holdings Co., Ltd. 50,700 171,322
Autobacs Seven Co., Ltd. 19,600 203,915
Awa Bank, Ltd. (The) 132,572 2,537,308
Bando Chemical Industries,
Ltd. 56,900 594,370
Bank of Nagoya, Ltd. (The) 46,600 2,440,423
Bank of Saga, Ltd. (The) 12,600 191,862
Bank of the Ryukyus, Ltd. 185,200 1,399,647
Belluna Co., Ltd. 291,085 1,999,883
Buffalo, Inc. 3,100 44,814
Canon Electronics, Inc. 93,500 1,525,340
Carlit Co., Ltd., Class B 109,400 819,119
Cawachi, Ltd. 90,700 1,775,975
Central Glass Co., Ltd. 117,300 2,456,359
#Chiba Kogyo Bank, Ltd. (The) 323,700 2,795,838
Chino Corp. 3,200 43,073
Chori Co., Ltd. 1,900 48,153
Chubu Shiryo Co., Ltd. 49,700 497,906
#Chubu Steel Plate Co., Ltd. 13,900 207,272
Chuetsu Pulp & Paper Co.,
Ltd. 16,300 173,239
Chugin Financial Group, Inc.,
Registered 298,600 3,337,898
Shares Value†
JAPAN — (Continued)
Citizen Watch Co., Ltd. 768,800 $ 4,441,189
CMK Corp. 371,600 1,029,038
Coca-Cola Bottlers Japan
Holdings, Inc. 37,300 700,682
Cosel Co., Ltd. 73,399 553,168
Cosmos Initia Co., Ltd. 25,600 218,418
Dai Nippon Toryo Co., Ltd. 23,800 211,404
Daicel Corp. 48,900 416,013
Daido Metal Co., Ltd. 131,500 456,341
Daido Steel Co., Ltd. 337,500 2,535,272
#Daihatsu Infinearth Mfg Co.,
Ltd. 50,200 633,483
Daiichi Jitsugyo Co., Ltd. 6,600 105,589
Daiki Aluminium Industry Co.,
Ltd. 125,200 822,437
Daikoku Denki Co., Ltd. 3,600 64,686
Daikyonishikawa Corp. 126,600 505,903
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 22,800 482,726
Daio Paper Corp. 138,801 886,481
Daishi Hokuetsu Financial
Group, Inc. 285,852 6,232,471
Daishinku Corp. 56,700 207,100
Daisue Construction Co., Ltd. 28,300 405,731
Daito Pharmaceutical Co., Ltd. 44,126 643,762
DCM Holdings Co., Ltd. 334,700 3,186,502
Denka Co., Ltd. 230,600 3,146,823
#DIC Corp. 339,800 6,622,574
DKS Co., Ltd. 15,700 288,927
Dowa Holdings Co., Ltd. 123,200 3,954,077
DyDo Group Holdings, Inc. 800 16,360
Eagle Industry Co., Ltd. 59,900 771,007
Eco's Co., Ltd. 1,800 30,803
EDION Corp. 251,200 3,356,612
Ehime Bank, Ltd. (The) 175,671 1,278,369
Endo Lighting Corp. 27,800 302,674
Enomoto Co., Ltd. 16,400 149,697
#Enplas Corp. 4,800 136,119
Eslead Corp. 7,700 228,884
Exedy Corp., Class A 27,300 821,067
EXEO Group, Inc. 180,900 2,110,331
Feed One Co., Ltd. 15,400 97,815
#Ferrotec Holdings Corp. 441,900 7,608,710
#FIDEA Holdings Co., Ltd. 62,800 657,322
#First Bank of Toyama, Ltd.
(The) 325,400 2,493,425
Foster Electric Co., Ltd. 177,200 1,510,623
Fuji Co., Ltd. 35,700 520,834
Fuji Corp., Ltd. 70,300 346,473
Fuji Die Co., Ltd. 5,200 25,738
Fuji Oil Co., Ltd. 242,401 470,731
#Fuji Pharma Co., Ltd. 76,599 733,555
Fuji Seal International, Inc. 26,400 471,957
#Fujicco Co., Ltd. 34,100 387,761
Fujikura Composites, Inc. 72,200 670,674
FuKoKu Co., Ltd. 10,900 122,954
Fukuda Corp. 5,300 197,672
Fukui Bank, Ltd. (The) 13,000 159,310

Dimensional International Small Cap Value ETF
continued
Shares Value†
JAPAN — (Continued)
Fukuyama Transporting Co.,
Ltd. 50,900 $ 1,261,438
Furukawa Co., Ltd. 148,447 2,188,615
Furukawa Electric Co., Ltd. 6,000 187,858
Furuno Electric Co., Ltd. 2,278 40,373
Fuso Pharmaceutical
Industries, Ltd. 12,400 208,376
Futaba Industrial Co., Ltd. 261,100 1,446,081
Gakken Holdings Co., Ltd. 98,100 691,184
Gecoss Corp. 2,200 18,015
Geo Holdings Corp.,
Registered 221,600 3,021,677
GLOBERIDE, Inc. 17,300 226,923
Glory, Ltd. 86,300 1,521,019
Godo Steel, Ltd. 73,000 1,901,255
GS Yuasa Corp. 427,300 7,508,605
#GSI Creos Corp. 14,100 189,891
G-Tekt Corp. 134,100 1,540,871
Gunma Bank, Ltd. (The) 557,200 4,625,104
Gunze, Ltd. 90,000 1,619,041
H.U. Group Holdings, Inc.,
Class B 32,499 637,950
H2O Retailing Corp. 183,400 2,508,507
Hagihara Industries, Inc. 42,000 425,182
Hagiwara Electric Holdings
Co., Ltd. 16,500 357,438
Hamakyorex Co., Ltd. 37,800 353,249
Hanwa Co., Ltd., Class B 114,300 3,802,254
Harima Chemicals Group, Inc. 25,900 145,442
Heiwa Corp. 68,400 1,063,595
Heiwado Co., Ltd. 126,100 2,353,324
*Hino Motors, Ltd. 637,312 2,028,014
Hirakawa Hewtech Corp. 22,315 186,793
#Hirano Tecseed Co., Ltd. 11,600 128,817
Hirata Corp. 134,500 1,386,112
Hirogin Holdings, Inc. 1,278,600 10,577,314
Hodogaya Chemical Co., Ltd. 55,800 580,924
Hokkan Holdings, Ltd. 22,300 284,535
#Hokko Chemical Industry
Co., Ltd. 53,600 458,817
Hokkoku Financial Holdings,
Inc. 63,100 2,344,574
#Hokuetsu Corp. 94,260 722,942
Hokuhoku Financial Group,
Inc. 314,200 5,605,994
Hokuriku Electric Industry Co.,
Ltd. 1,600 17,398
H-One Co., Ltd. 32,200 254,413
#Howa Machinery, Ltd. 71,600 560,693
#HS Holdings Co., Ltd.,
Registered 25,599 174,261
Hyakugo Bank, Ltd. (The) 293,300 1,412,627
Hyakujushi Bank, Ltd. (The),
Class R 53,300 1,233,104
Ichiken Co., Ltd. 3,800 75,419
Ichikoh Industries, Ltd. 27,900 76,870
Ichinen Holdings Co., Ltd. 18,600 220,373
Iino Kaiun Kaisha, Ltd. 256,058 1,865,145
IMAGICA GROUP, Inc. 19,600 77,773
Shares Value†
JAPAN — (Continued)
Inaba Seisakusho Co., Ltd. 10,400 $ 124,167
Inabata & Co., Ltd. 66,400 1,426,781
INFRONEER Holdings, Inc. 498,595 4,267,979
Iriso Electronics Co., Ltd. 80,000 1,432,417
#Iseki & Co., Ltd. 67,500 487,416
Ishihara Sangyo Kaisha, Ltd.,
Class A 204,400 2,514,877
Itochu Enex Co., Ltd. 2,123 22,950
Itochu-Shokuhin Co., Ltd. 5,800 391,573
Itoham Yonekyu Holdings, Inc. 90,620 2,842,993
IwaiCosmo Holdings, Inc. 68,900 1,010,991
Iwatani Corp. 155,700 1,488,887
Iyogin Holdings, Inc. 13,600 156,795
Izumi Co., Ltd. 62,800 1,449,807
J Trust Co., Ltd. 58,300 159,810
JANOME Corp. 43,000 340,346
Japan Cash Machine Co., Ltd. 16,200 115,958
#Japan Electronic Materials
Corp. 47,600 620,695
Japan Medical Dynamic
Marketing, Inc. 19,559 76,514
Japan Pulp & Paper Co., Ltd. 280,500 1,207,424
Japan Transcity Corp. 56,992 351,605
#Japan Wool Textile Co., Ltd.
(The) 84,800 878,082
JK Holdings Co., Ltd. 11,000 78,505
JMS Co., Ltd. 18,900 60,686
J-Oil Mills, Inc. 53,818 773,464
#Joshin Denki Co., Ltd. 68,900 1,073,785
JSP Corp. 33,200 457,594
JTEKT Corp. 407,360 3,151,443
Juroku Financial Group, Inc. 68,900 2,323,395
Kaga Electronics Co., Ltd.,
Class B 4,900 87,942
Kamei Corp. 54,100 728,211
Kanaden Corp. 15,200 155,687
Kanadevia Corp. 23,700 151,863
Kanamoto Co., Ltd. 148,700 3,330,738
Kaneka Corp. 146,000 3,568,116
Kanto Denka Kogyo Co., Ltd. 228,210 1,380,715
KAWADA TECHNOLOGIES,
Inc. 50,100 1,141,510
Kawai Musical Instruments
Manufacturing Co., Ltd. 2,500 47,743
KEIWA, Inc. 46,000 295,401
Keiyo Bank, Ltd. (The) 638,100 3,699,584
Kenko Mayonnaise Co., Ltd. 19,900 267,166
#Kimura Chemical Plants Co.,
Ltd. 19,400 93,573
Kitagawa Corp. 20,300 176,472
#Kita-Nippon Bank, Ltd. (The) 1,100 23,482
Kitz Corp. 188,600 1,442,531
Kiyo Bank, Ltd. (The), Class B 79,567 1,347,686
#KNT-CT Holdings Co., Ltd. 3,900 32,072
#Koa Corp. 128,616 740,281
#Koatsu Gas Kogyo Co., Ltd. 45,200 299,136
Kohnan Shoji Co., Ltd., Class
R 59,200 1,558,441
Komeri Co., Ltd. 77,773 1,660,255

Dimensional International Small Cap Value ETF
continued
Shares Value†
JAPAN — (Continued)
*Konica Minolta, Inc. 753,400 $ 2,312,384
Konoike Transport Co., Ltd. 13,100 240,252
KPP Group Holdings Co., Ltd. 277,200 1,267,067
Krosaki Harima Corp. 14,800 258,876
K's Holdings Corp. 168,400 1,616,824
KU Holdings Co., Ltd. 7,300 55,477
Kumagai Gumi Co., Ltd. 51,700 1,545,853
Kumiai Chemical Industry Co.,
Ltd. 509,100 2,712,535
Kurabo Industries, Ltd. 30,286 1,327,030
Kureha Corp. 61,900 1,084,465
Kurimoto, Ltd. 18,400 610,796
Kuriyama Holdings Corp. 200 1,835
KYB Corp. 102,200 2,092,865
Kyodo Printing Co., Ltd. 18,800 139,708
Kyoei Steel, Ltd. 135,500 1,905,588
Kyokuto Boeki Kaisha, Ltd. 2,600 28,326
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 151,100 2,541,285
Kyokuyo Co., Ltd. 25,200 743,775
Kyorin Pharmaceutical Co.,
Ltd. 128,900 1,332,015
Kyosan Electric Manufacturing
Co., Ltd. 69,100 232,045
Kyushu Financial Group, Inc. 927,315 4,661,279
LIFULL Co., Ltd. 301,900 319,594
Lintec Corp. 23,500 448,780
Look Holdings, Inc. 8,300 141,805
Mabuchi Motor Co., Ltd. 69,500 1,017,358
Makino Milling Machine Co.,
Ltd. 67,900 5,360,025
#Mamiya-Op Co., Ltd. 9,200 88,943
Mandom Corp. 78,300 747,100
Marubun Corp. 20,142 131,042
Marudai Food Co., Ltd. 71,012 925,984
Maruha Nichiro Corp. 167,300 3,827,117
MARUKA FURUSATO Corp. 56,500 909,846
Maruzen CHI Holdings Co.,
Ltd. 100 228
Maruzen Showa Unyu Co.,
Ltd. 26,900 1,131,520
Matsuda Sangyo Co., Ltd. 42,300 1,074,997
#Matsuoka Corp. 1,800 22,904
Maxell, Ltd. 182,600 2,236,415
Megmilk Snow Brand Co., Ltd. 136,675 2,515,226
Meiji Electric Industries Co.,
Ltd. 200 2,152
#Meiji Shipping Group Co.,
Ltd. 62,300 272,541
Meiwa Corp. 70,700 338,036
#Meiwa Estate Co., Ltd. 11,900 78,171
Mie Kotsu Group Holdings, Inc. 29,700 104,108
Shares Value†
JAPAN — (Continued)
Mikuni Corp. 58,000 $ 116,293
MIRAIT ONE Corp. 213,341 3,357,758
Mirarth Holdings, Inc. 395,100 1,368,336
Mitachi Co., Ltd. 700 5,673
Mitsuba Corp. 169,500 995,801
Mitsubishi Kakoki Kaisha, Ltd. 31,800 282,909
Mitsubishi Materials Corp. 834,300 13,122,210
Mitsubishi Paper Mills, Ltd. 189,600 1,015,524
Mitsubishi Shokuhin Co., Ltd. 6,200 232,109
Mitsubishi Steel Manufacturing
Co., Ltd. 65,000 716,349
Mitsui DM Sugar Co Ltd 16,200 388,418
Mitsui E&S Co., Ltd. 304,800 3,889,063
Mitsui Mining & Smelting Co.,
Ltd. 209,300 5,682,970
Mitsuuroko Group Holdings
Co., Ltd. 8,800 111,234
Miyazaki Bank, Ltd. (The) 56,400 1,241,559
Miyoshi Oil & Fat Co., Ltd. 22,400 265,238
Morinaga Milk Industry Co.,
Ltd. 46,300 1,101,670
Moriroku Co., Ltd. 1,400 21,573
Morita Holdings Corp. 17,600 262,322
Mory Industries, Inc. 4,000 28,575
MrMax Holdings, Ltd. 30,100 142,228
Musashino Bank, Ltd. (The) 123,100 2,718,487
Nachi-Fujikoshi Corp. 86,900 1,855,093
Nadex Co., Ltd. 1,400 8,647
Nafco Co., Ltd. 5,200 66,203
Nagano Keiki Co., Ltd. 14,000 185,208
Nagase & Co., Ltd. 294,900 5,191,348
Nakabayashi Co., Ltd. 35,600 129,282
#Nakayama Steel Works, Ltd. 523,000 2,669,265
Nanto Bank, Ltd. (The) 48,500 1,322,665
NHK Spring Co., Ltd. 237,400 2,641,291
Nice Corp. 900 9,975
Nichicon Corp. 258,700 2,121,978
Nichiha Corp. 19,300 392,251
Nichimo Co., Ltd. 19,100 265,129
Nichirin Co., Ltd. 10,800 266,139
#Nihon Chouzai Co., Ltd. 44,700 919,760
Nihon Dempa Kogyo Co., Ltd. 89,399 486,981
Nihon Denkei Co., Ltd. 1,300 17,490
Nihon House Holdings Co.,
Ltd. 94,600 217,532
Nihon Nohyaku Co., Ltd. 136,100 787,174
Nihon Plast Co., Ltd. 100 221
Nihon Yamamura Glass Co.,
Ltd. 28,800 452,675
Nikkiso Co., Ltd. 336,200 2,802,452
Nikko Co., Ltd. 2,300 10,949
Nikkon Holdings Co., Ltd. 21,700 448,787
Nippn Corp. 138,500 2,184,696
Nippon Carbide Industries Co.,
Inc. 14,600 172,367
Nippon Chemical Industrial
Co., Ltd. 23,200 342,535
*Nippon Chemi-Con Corp. 65,301 445,442

Dimensional International Small Cap Value ETF
continued
Shares Value†
JAPAN — (Continued)
#*Nippon Coke & Engineering
Co., Ltd. 1,107,196 $ 667,547
Nippon Concrete Industries
Co., Ltd. 51,400 119,996
Nippon Denko Co., Ltd. 792,200 1,488,430
Nippon Densetsu Kogyo Co.,
Ltd. 29,100 443,314
#Nippon Electric Glass Co.,
Ltd. 256,000 5,875,939
Nippon Kayaku Co., Ltd. 237,300 2,236,749
Nippon Light Metal Holdings
Co., Ltd. 424,500 4,428,323
Nippon Paper Industries Co.,
Ltd. 646,388 5,021,017
Nippon Rietec Co., Ltd. 1,600 18,138
Nippon Road Co., Ltd. (The) 62,300 855,620
Nippon Seisen Co., Ltd. 2,500 18,543
Nippon Sharyo, Ltd. 700 9,893
#*Nippon Sheet Glass Co.,
Ltd. 776,400 2,220,774
Nippon Shokubai Co., Ltd. 332,000 3,898,626
Nippon Signal Co., Ltd. 112,016 767,244
Nippon Soda Co., Ltd. 108,100 2,027,254
Nippon Thompson Co., Ltd. 246,700 842,281
#Nippon Yakin Kogyo Co., Ltd. 87,900 2,495,759
Nipro Corp. 180,800 1,603,421
Nishi-Nippon Financial
Holdings, Inc. 692,028 10,115,524
Nishio Holdings Co., Ltd. 40,184 1,152,219
Nissan Tokyo Sales Holdings
Co., Ltd. 43,600 149,164
Nissei Plastic Industrial Co.,
Ltd. 18,700 109,075
Nissha Co., Ltd. 163,600 1,401,565
Nisshin Oillio Group, Ltd. (The) 95,200 3,287,016
Nisshinbo Holdings, Inc. 718,931 4,289,696
Nissin Corp. 19,600 659,563
Nissui Corp. 229,300 1,393,258
Nitta Gelatin, Inc. 32,600 186,952
Nitto Seiko Co., Ltd. 40,700 168,632
#Nittoku Co., Ltd., Class B 27,200 385,956
Noritake Co., Ltd. 82,100 2,138,261
Noritz Corp. 143,300 1,764,125
North Pacific Bank, Ltd. 1,577,884 5,475,691
NPR-RIKEN Corp. 103,302 1,714,216
NS United Kaiun Kaisha, Ltd. 86,000 2,269,980
NSK, Ltd. 1,053,199 4,607,376
NTN Corp. 2,436,700 3,756,522
Ogaki Kyoritsu Bank, Ltd.
(The) 53,800 869,384
#Ohara, Inc. 12,100 87,798
Oiles Corp. 3,700 55,407
Okabe Co., Ltd. 58,600 363,991
Okamoto Machine Tool Works,
Ltd. 8,300 202,787
Okasan Securities Group, Inc. 461,210 2,053,199
Oki Electric Industry Co., Ltd. 565,800 3,768,298
Okinawa Financial Group, Inc. 101,644 1,760,100
OKUMA Corp. 28,100 629,413
Shares Value†
JAPAN — (Continued)
Okumura Corp. 36,300 $ 1,124,832
#Okura Industrial Co., Ltd. 39,500 1,143,683
Okuwa Co., Ltd. 107,000 681,877
Onoken Co., Ltd. 60,951 638,823
Onward Holdings Co., Ltd. 196,288 794,014
Oriental Shiraishi Corp. 55,800 147,089
Osaka Steel Co., Ltd. 1,300 21,737
Osaki Electric Co., Ltd. 122,700 729,456
Oval Corp. 3,900 10,855
Pacific Industrial Co., Ltd. 176,100 1,546,924
PALTAC Corp. 11,599 321,526
Pegasus Co., Ltd. 9,200 30,572
#People Dreams &
Technologies Group Co., Ltd. 2,900 35,945
PHC Holdings Corp.,
Registered 10,500 70,815
Press Kogyo Co., Ltd., Class B 464,900 1,776,293
Prima Meat Packers, Ltd. 37,100 598,219
Procrea Holdings, Inc. 24,800 283,399
Punch Industry Co., Ltd. 34,400 94,778
QB Net Holdings Co., Ltd. 800 6,248
Rasa Corp. 100 999
Rasa Industries, Ltd. 10,500 202,065
Rengo Co., Ltd. 857,199 4,783,584
#*RENOVA, Inc. 282,600 1,291,750
Restar Corp. 18,400 288,306
Retail Partners Co., Ltd. 54,400 522,109
Rheon Automatic Machinery
Co., Ltd. 12,400 100,928
Riken Technos Corp. 90,300 634,961
Rion Co., Ltd. 4,800 79,820
Ryobi, Ltd. 145,800 2,128,124
RYODEN Corp. 50,800 861,506
S Foods, Inc. 69,699 1,316,873
S&B Foods, Inc. 4,000 79,361
#Sac's Bar Holdings, Inc. 7,100 41,612
Sakai Chemical Industry Co.,
Ltd. 76,300 1,341,027
Sakai Heavy Industries, Ltd. 4,200 59,802
Sakata INX Corp. 146,900 1,905,251
Sala Corp. 129,200 827,880
San Holdings, Inc. 1,600 13,483
San ju San Financial Group,
Inc. 48,600 779,563
San-Ai Obbli Co., Ltd. 19,700 231,610
San-In Godo Bank, Ltd. (The) 498,550 4,403,905
Sanko Gosei, Ltd. 56,800 242,507
Sanko Metal Industrial Co.,
Ltd. 2,700 112,248
#Sankyo Tateyama, Inc. 82,136 366,802
Sanoh Industrial Co., Ltd. 89,800 389,066
Sansei Technologies, Inc. 23,199 204,927
Sansha Electric Manufacturing
Co., Ltd. 11,000 62,311
Sanshin Electronics Co., Ltd. 10,000 138,671
Sanyo Chemical Industries,
Ltd. 35,792 903,331
Sanyo Denki Co., Ltd. 7,500 514,757
Sanyo Trading Co., Ltd. 45,200 443,951

Dimensional International Small Cap Value ETF
continued
Shares Value†
JAPAN — (Continued)
Sato Corp. 11,100 $ 160,461
Sato Shoji Corp. 3,500 36,070
Satori Electric Co., Ltd. 18,413 213,123
Scroll Corp. 6,300 45,316
Seiko Group Corp. 16,400 433,455
Sekisui Kasei Co., Ltd. 84,200 193,027
Senshu Ikeda Holdings, Inc. 1,896,100 6,234,373
#Shibaura Machine Co., Ltd. 154,800 3,901,472
Shibusawa Logistics Corp. 3,500 78,029
Shibuya Corp. 16,800 365,115
Shikibo, Ltd. 29,600 201,082
Shikoku Bank, Ltd. (The) 158,610 1,314,337
#Shimojima Co., Ltd. 4,200 36,305
Shinagawa Refractories Co.,
Ltd. 30,530 351,874
#Shindengen Electric
Manufacturing Co., Ltd. 28,261 408,540
#Shinko Shoji Co., Ltd. 47,400 296,084
Shinmaywa Industries, Ltd. 280,800 2,632,008
Shinnihon Corp. 51,800 599,201
Shinsho Corp. 22,800 300,665
Shinwa Co., Ltd. 4,400 93,158
Shinwa Co., Ltd. 34,300 174,338
Shizuoka Gas Co., Ltd. 138,200 1,139,394
Showa Sangyo Co., Ltd. 39,000 827,082
Siix Corp., Registered 121,115 891,550
SK-Electronics Co., Ltd. 4,900 79,182
SKY Perfect JSAT Holdings,
Inc. 95,600 770,752
Soda Nikka Co., Ltd. 34,500 248,882
Sodick Co., Ltd. 43,800 229,993
Soken Chemical & Engineering
Co., Ltd. 14,000 148,696
SPK Corp., Registered 1,400 20,258
Star Micronics Co., Ltd. 22,900 263,774
Starzen Co., Ltd. 41,300 352,949
Sugimoto & Co., Ltd.,
Registered 1,400 15,782
#SUMCO Corp. 378,000 2,607,628
Sumida Corp. 168,500 1,113,962
Sumitomo Heavy Industries,
Ltd. 57,000 1,187,234
Sumitomo Mitsui Construction
Co., Ltd. 96,600 342,678
Sumitomo Osaka Cement Co.,
Ltd. 146,600 4,016,495
Sumitomo Riko Co., Ltd. 114,790 1,313,357
Sumitomo Seika Chemicals
Co., Ltd. 25,200 841,826
Sun Frontier Fudousan Co.,
Ltd. 47,300 646,296
#Sun-Wa Technos Corp. 32,900 487,595
Suruga Bank, Ltd. 535,375 4,721,689
Suzuken Co., Ltd. 97,118 3,524,136
Suzuki Co., Ltd. 16,800 189,978
T. RAD Co., Ltd. 4,700 126,364
Tachibana Eletech Co., Ltd.,
Class S 38,500 628,891
Tachi-S Co., Ltd., Class S 243,900 2,694,801
Shares Value†
JAPAN — (Continued)
Tadano, Ltd. 174,376 $ 1,209,899
Taihei Dengyo Kaisha, Ltd. 9,100 311,967
Taiheiyo Cement Corp. 205,800 5,548,982
Taiheiyo Kouhatsu, Inc. 500 2,366
#Taiho Kogyo Co., Ltd. 18,600 84,889
Taisei Lamick Group Head
Quarter & Innovation Co Ltd 600 10,432
#Taiyo Yuden Co., Ltd. 380,900 5,759,964
Takamatsu Construction
Group Co., Ltd. 44,800 910,510
Takaoka Toko Co., Ltd. 52,999 852,725
Takara Holdings, Inc. 42,500 343,242
Takara Standard Co., Ltd. 106,003 1,338,414
Takasago International Corp. 26,710 1,254,606
Takashima & Co., Ltd. 18,900 173,179
Takashimaya Co., Ltd. 344,700 2,655,814
Take And Give Needs Co., Ltd. 6,317 38,352
#TAKEBISHI Corp. 2,700 33,712
#Tamura Corp. 298,300 951,532
Tayca Corp. 1,600 14,549
TBK Co., Ltd., Class R 100 203
Teijin, Ltd. 873,400 7,301,805
#Tenma Corp. 26,300 657,316
Tera Probe, Inc. 22,100 410,114
Terasaki Electric Co., Ltd. 3,000 43,999
Tess Holdings Co., Ltd. 117,112 273,404
TOA Corp. 104,100 1,007,867
Toagosei Co., Ltd. 30,700 288,727
TOBISHIMA HOLDINGS, Inc. 81,500 1,025,035
Toda Corp. 441,600 2,811,082
Toenec Corp. 100,900 799,334
Toho Bank, Ltd. (The) 1,016,200 2,493,480
Tohoku Bank, Ltd. (The) 19,800 149,222
#Tokai Carbon Co., Ltd. 1,054,400 6,795,499
Tokai Corp. 10,100 148,838
Tokai Rika Co., Ltd. 136,882 2,043,058
Tokai Tokyo Financial
Holdings, Inc. 761,900 2,515,808
Tokushu Tokai Paper Co., Ltd. 13,600 355,637
Tokuyama Corp. 243,000 4,950,631
Tokyo Energy & Systems, Inc. 16,000 126,528
Tokyo Kiraboshi Financial
Group, Inc. 136,700 5,366,798
Tokyo Rope Manufacturing
Co., Ltd. 8,900 75,685
Tokyo Steel Manufacturing
Co., Ltd. 32,800 371,369
#Tokyo Tekko Co., Ltd. 29,900 1,163,383
Tokyu Construction Co., Ltd. 216,500 1,255,226
Toli Corp. 115,800 396,175
#Tomen Devices Corp. 4,400 164,105
Tomoku Co., Ltd. 7,600 130,325
TOMONY Holdings, Inc. 1,158,707 4,419,073
Topre Corp. 93,100 1,137,642
Topy Industries, Ltd. 44,700 649,002
Tosho Co., Ltd. 26,000 100,252
#Towa Bank, Ltd. (The) 42,800 183,334
Towa Pharmaceutical Co., Ltd. 80,000 1,482,894
Toyo Kanetsu KK 19,500 483,946

Dimensional International Small Cap Value ETF
continued
Shares Value†
JAPAN — (Continued)
Toyo Logistics Co., Ltd. 1,160 $ 11,922
Toyo Seikan Group Holdings,
Ltd. 900 15,724
Toyo Tanso Co., Ltd. 48,800 1,370,191
Toyo Tire Corp. 620,500 11,610,449
Toyobo Co., Ltd. 602,100 3,735,688
Toyoda Gosei Co., Ltd. 158,300 3,039,706
Toyota Boshoku Corp. 183,500 2,635,947
Trusco Nakayama Corp. 64,100 957,186
Tsubakimoto Chain Co. 211,700 2,577,979
Tsubakimoto Kogyo Co., Ltd. 2,100 31,845
Tsukishima Holdings Co., Ltd. 60,100 842,681
#Tsukuba Bank, Ltd. 728,100 1,219,966
UACJ Corp. 138,567 4,677,511
UBE Corp. 599,500 8,771,428
UEX, Ltd. 500 2,629
#Unipres Corp. 257,000 1,807,144
United Super Markets
Holdings, Inc. 116,345 749,587
Urbanet Corp Co., Ltd. 1,400 4,505
Ushio, Inc. 53,100 639,180
V Technology Co., Ltd. 7,200 101,307
Valor Holdings Co., Ltd. 141,200 2,481,691
Vital KSK Holdings, Inc. 109,700 1,009,018
VT Holdings Co., Ltd. 214,500 760,916
Wakachiku Construction Co.,
Ltd. 100 2,811
Wakita & Co., Ltd. 105,800 1,304,699
#Warabeya Nichiyo Holdings
Co., Ltd. 75,500 1,168,704
Wood One Co., Ltd. 7,800 48,285
World Co., Ltd. 82,400 1,533,735
World Holdings Co., Ltd. 7,700 107,586
#*W-Scope Corp. 36,000 62,591
Xebio Holdings Co., Ltd. 140,800 1,289,153
#YAC Holdings Co., Ltd. 800 4,470
Yahagi Construction Co., Ltd. 2,500 25,484
YAMABIKO Corp. 23,000 344,742
Yamae Group Holdings Co.,
Ltd. 63,700 1,157,086
Yamaguchi Financial Group,
Inc. 248,400 2,922,148
Yamatane Corp. 15,200 479,529
Yamazen Corp. 43,400 427,185
Yellow Hat, Ltd. 94,600 903,289
Yokogawa Bridge Holdings
Corp. 88,200 1,620,669
#Yokorei Co., Ltd. 208,877 1,249,103
Yokowo Co., Ltd. 78,599 674,461
Yondenko Corp. 2,500 23,573
Yorozu Corp. 87,691 629,526
#Yotai Refractories Co., Ltd.,
Registered 3,500 43,627
Yuasa Trading Co., Ltd. 4,500 137,865
Yurtec Corp. 184,500 2,372,217
Zacros Corp. 14,300 396,999
Zeon Corp. 256,400 2,510,254
TOTAL JAPAN 681,927,907
Shares Value†
NETHERLANDS — (2.4%)
Aalberts NV, Registered 201,055 $ 6,659,932
Acomo NV 39,545 973,229
Allfunds Group PLC 487,530 2,748,833
AMG Critical Materials NV 43,695 777,341
APERAM SA 157,605 4,575,687
ASR Nederland NV, Class B 13,296 837,329
ΩB&S Group Sarl 24,061 158,911
Brunel International NV,
Registered 34,886 367,221
Corbion NV 33,043 705,784
Flow Traders, Ltd. 42,099 1,254,787
ForFarmers NV 168,959 807,630
Fugro NV 316,315 3,703,586
Ω*Just Eat Takeaway.com NV 55,982 1,224,388
#*Kendrion NV 6,557 76,177
*Koninklijke BAM Groep NV 1,108,330 7,496,378
Koninklijke Heijmans N.V 65,797 3,370,254
Koninklijke Vopak NV 130,187 5,392,764
#Randstad NV 9,621 385,190
SBM Offshore NV 428,936 9,039,983
ΩSignify NV 506,447 10,460,546
Sligro Food Group NV 19,437 262,489
Van Lanschot Kempen NV 89,209 5,176,901
TOTAL NETHERLANDS 66,455,340
NEW ZEALAND — (0.1%)
Air New Zealand, Ltd. 947,839 326,247
Colonial Motor Co., Ltd. (The),
Class B 1,876 7,604
*Comvita, Ltd. 9,640 3,146
*Eroad, Ltd. 45,925 24,529
*Fletcher Building, Ltd. 509,730 928,674
Genesis Energy, Ltd. 175,340 228,922
Heartland Group Holdings,
Ltd., Class B 101,452 46,359
*KMD Brands, Ltd. 445,395 87,226
*Ryman Healthcare, Ltd. 650,375 852,984
Sanford, Ltd. 16,320 44,358
SKY Network Television, Ltd. 259,781 380,793
#*SKYCITY Entertainment
Group, Ltd. 702,163 479,204
#Steel & Tube Holdings, Ltd. 36,860 15,750
*Summerset Group Holdings,
Ltd. 11,567 73,999
#Tourism Holdings, Ltd. 4,305 3,500
TOTAL NEW ZEALAND 3,503,295
NORWAY — (0.7%)
*Akastor ASA 14,759 15,912
*Archer, Ltd. 29,535 58,244
Austevoll Seafood ASA 77,814 730,870
ΩAvance Gas Holding, Ltd. 52,797 19,907
Bonheur ASA 4,818 111,507
*BW Energy, Ltd. 3,080 8,049
ΩBW LPG, Ltd. 13,199 131,609
Ω#BW LPG, Ltd. 8,286 81,866
BW Offshore, Ltd. 303,173 831,756
*Cloudberry Clean Energy
ASA 12,297 14,752
DNO ASA 1,848,054 2,122,154

Dimensional International Small Cap Value ETF
continued
Shares Value†
NORWAY — (Continued)
*DOF Group ASA 19,197 $ 149,671
ΩElkem ASA 865,927 1,519,763
#Golden Ocean Group, Ltd. 106,817 820,960
#Grieg Seafood ASA 118,101 743,117
*Hexagon Composites ASA 20,861 37,337
#Hoegh Autoliners ASA 114,598 917,230
ΩKlaveness Combination
Carriers ASA 54,055 313,802
#*Kongsberg Automotive ASA 2,387,321 309,870
*LINK Mobility Group Holding
ASA 449,373 1,055,187
MORROW BANK ASA 18,112 17,466
MPC Container Ships ASA 1,847,082 2,725,216
Ω#*Norske Skog ASA 114,686 198,849
Odfjell Drilling, Ltd. 343,152 1,780,296
#Odfjell SE, A Shares 12,215 114,848
Odfjell Technology, Ltd., Class
B 816 3,246
Panoro Energy ASA 338,145 741,836
Pareto Bank ASA 16,760 118,953
Petronor E&P ASA 50,546 60,928
Rogaland Sparebank, Class B 810 10,074
Ω*Scatec ASA 160,235 1,221,469
Sea1 offshore, Inc. 118,102 222,083
#<Solstad Maritime Holding
AS 34,633 25,048
SpareBank 1 Helgeland 555 8,729
Sparebank 1 Oestlandet 7,687 128,241
SpareBank 1 Sor-Norge ASA 6,353 101,330
Sparebanken More 4,810 46,384
Stolt-Nielsen, Ltd., Class R 38,956 875,293
TGS ASA 27,070 200,872
Wilh Wilhelmsen Holding ASA,
A Shares 20,182 755,126
TOTAL NORWAY 19,349,850
PORTUGAL — (0.6%)
Banco Comercial Portugues
SA, Class R 12,929,462 8,286,496
*EDP Renovaveis SA 424,146 3,980,136
Semapa-Sociedade de
Investimento e Gestao 37,843 709,368
Sonae SGPS SA 3,024,078 3,850,139
TOTAL PORTUGAL 16,826,139
SINGAPORE — (0.4%)
Banyan Tree Holdings, Ltd. 44,300 11,027
Bukit Sembawang Estates,
Ltd. 1,000 2,711
China Aviation Oil Singapore
Corp., Ltd. 252,800 164,571
*COSCO SHIPPING
International Singapore Co.,
Ltd. 5,052,100 483,658
*CSE Global, Ltd. 230,110 74,019
First Resources, Ltd. 413,600 478,315
First Sponsor Group, Ltd. 12,200 9,951
Frasers Property, Ltd. 20,500 12,796
Frencken Group, Ltd. 113,900 88,105
Geo Energy Resources, Ltd. 1,892,900 514,651
Shares Value†
SINGAPORE — (Continued)
Golden Agri-Resources, Ltd. 17,079,400 $ 3,139,355
GuocoLand, Ltd. 26,200 28,293
Ho Bee Land, Ltd. 17,000 23,436
Hong Fok Corp., Ltd. 1,237,900 696,834
Hong Leong Asia, Ltd. 176,300 147,176
Hutchison Port Holdings Trust,
Class U 7,062,900 1,052,372
Indofood Agri Resources, Ltd. 7,300 1,761
Marco Polo Marine, Ltd. 574,300 18,473
Mewah International, Inc.,
Class B 300 55
NetLink NBN Trust 568,000 398,039
Olam Group, Ltd. 1,239,500 916,074
QAF, Ltd. 10,200 6,523
*Rex International Holding, Ltd. 100 9
Sing Holdings, Ltd. 31,200 8,125
Singapore Land Group, Ltd. 5,200 7,965
Tiong Woon Corp. Holding,
Ltd. 2,800 1,244
*UOB-Kay Hian Holdings, Ltd. 141,031 194,421
*UOL Group, Ltd. 188,900 834,765
Wee Hur Holdings, Ltd. 1,803,200 725,036
Wing Tai Holdings, Ltd. 55,900 50,090
TOTAL SINGAPORE 10,089,850
SPAIN — (2.5%)
Acciona SA 25,923 3,783,691
Acerinox SA 769,600 8,691,572
ΩAedas Homes SA 34,546 1,115,274
*Almirall SA 30,771 341,045
Atresmedia Corp. de Medios
de Comunicacion SA 83,036 524,816
Banco de Sabadell SA 302,986 883,092
Bankinter SA 637,500 7,420,712
Construcciones y Auxiliar de
Ferrocarriles SA 1,471 71,903
Corp ACCIONA Energias
Renovables SA 127,211 2,377,343
Ebro Foods SA 142,483 2,782,605
Enagas SA 299,236 4,683,960
#Ence Energia y Celulosa SA 320,444 1,034,513
Ercros SA 46,098 156,420
Ω#Gestamp Automocion SA 409,628 1,219,990
ΩGlobal Dominion Access SA 11,945 39,513
*Grifols SA 934,117 8,807,055
Grupo Catalana Occidente SA 83,841 4,679,542
*Laboratorio Reig Jofre SA 863 2,855
Mapfre SA 3,090,355 11,009,631
ΩNeinor Homes SA 58,982 1,027,173
*Solaria Energia y Medio
Ambiente SA 31,760 239,509
ΩUnicaja Banco SA 4,445,302 8,469,167
TOTAL SPAIN 69,361,381
SWEDEN — (3.3%)
ΩAcadeMedia AB 329,975 2,713,042
AFRY AB 345,426 5,998,907
ΩAlimak Group AB 78,389 991,556
Alleima AB 682,434 5,359,763
Alligo AB, Registered 2,537 28,987

Dimensional International Small Cap Value ETF
continued
Shares Value†
SWEDEN — (Continued)
ΩAmbea AB, Class B 404,806 $ 4,902,212
Arise AB 1,673 5,976
Arjo AB, Class B 976,840 3,265,282
Ω*Attendo AB 432,406 2,941,019
*Balco Group AB 27 67
*Betsson AB, Class B 22,306 392,470
#*Better Collective A/S 9,518 125,428
Billerud Aktiebolag 407,213 4,298,052
Bulten AB 2,174 13,321
Byggmax Group AB 231,070 1,151,169
*Cint Group AB 544,708 411,994
Cloetta AB, B Shares 967,025 2,817,385
ΩDometic Group AB 620,368 2,234,506
Ω#*Dustin Group AB 502,753 179,836
Elekta AB, Class B 127,699 648,763
*Eltel AB 11,124 9,088
*Enea AB 4,575 31,591
Fagerhult Group AB 143,956 625,383
G5 Entertainment AB 200 2,696
Granges AB 296,123 3,705,797
#*Hexatronic Group AB 653,643 1,738,322
*Humana AB 44,029 186,480
*International Petroleum Corp. 368,450 5,038,783
Inwido AB 114,378 2,433,448
ITAB Shop Concept AB 23,740 62,766
JM AB 317,485 5,082,446
Kabe Group AB, Class B 28 723
KNOW IT AB 70,347 1,056,128
Lindab International AB 9,323 196,805
Loomis AB 113,026 4,734,368
MEKO AB 104,140 1,369,112
*Modern Times Group MTG
AB, Class B 297,447 3,583,587
NCC AB, Class B 33,583 628,839
New Wave Group AB, Class B 72,555 887,670
#*Nobia AB 529,599 181,971
*Norion Bank AB 113,430 464,838
Peab AB, Class B 565,499 4,705,212
#*Pricer AB, Class B 9,942 6,061
Profilgruppen AB, Class B 2,959 37,736
Ratos AB, B Shares 761,310 2,592,191
Rejlers AB 471 8,673
*Rottneros AB 49,913 30,895
Scandi Standard AB 29,054 265,390
*Sdiptech AB 18,254 409,181
*Sensys Gatso Group AB 4,348 19,340
Ω*Sinch AB 2,086,030 4,866,372
*Stillfront Group AB 529,094 271,215
Storskogen Group AB, Class B 4,707,346 6,144,749
*VBG Group AB, Class B 21,368 599,063
*Vestum AB 7,736 8,406
Vitrolife AB 65,604 1,071,985
TOTAL SWEDEN 91,537,045
SWITZERLAND — (6.4%)
Adecco Group AG 387,295 10,095,356
Allreal Holding AG, Registered 43,557 9,636,340
*ams-OSRAM AG 204,428 1,807,325
#Arbonia AG 151,614 1,151,289
Shares Value†
SWITZERLAND — (Continued)
Autoneum Holding AG 12,889 $ 1,941,780
Avolta AG 7,378 336,690
Baloise Holding AG,
Registered 40,603 9,056,927
*Banque Cantonale de
Geneve, Registered 4,077 1,225,457
*Banque Cantonale Vaudoise,
Registered 23,261 2,870,296
Bell Food Group AG 6,443 2,081,675
Berner Kantonalbank AG,
Registered 9,882 3,048,478
Bucher Industries AG,
Registered 19,749 8,531,664
Cembra Money Bank AG 41,096 4,976,029
*Cicor Technologies, Ltd.,
Registered 31 4,187
#Clariant AG, Registered 684,573 7,655,888
COSMO Pharmaceuticals NV 8,090 469,107
EFG International AG 387,024 5,849,514
#*Feintool International
Holding AG, Registered 4,083 55,152
Flughafen Zurich AG,
Registered 12,319 3,109,170
Forbo Holding AG, Registered 2,245 2,155,528
Glarner Kantonalbank 234 6,265
Helvetia Holding AG,
Registered 50,622 11,168,565
Huber + Suhner AG,
Registered 1,396 123,164
Implenia AG, Registered 61,043 3,469,070
*Investis Holding SA 2,834 419,022
Jungfraubahn Holding AG,
Registered 10,412 2,511,297
*Komax Holding AG, Class R 4,434 554,688
Landis+Gyr Group AG 86,347 5,558,572
Liechtensteinische
Landesbank AG, Class B 21,349 1,969,278
Luzerner Kantonalbank AG,
Registered 43,592 3,697,429
ΩMedmix AG 4,663 58,674
#Meier Tobler Group AG 427 18,005
Mikron Holding AG, Registered 2,541 49,475
Mobimo Holding AG, Class B 26,322 10,202,077
Ω*Montana Aerospace AG 41,022 823,685
Naturenergie Holding AG,
Class B 164 6,466
OC Oerlikon Corp. AG
Pfaffikon 1,019,711 4,333,229
Orell Fuessli AG, Registered 117 13,953
#Orior AG 558 12,657
Phoenix Mecano AG,
Registered 1,217 629,419
Rieter Holding AG, Registered 11,466 976,720
Schweiter Technologies AG,
Registered 1,618 748,208
#SIG Group AG 16,330 316,167
#*Softwareone Holding AG 20,788 144,194
*St. Galler Kantonalbank AG,
Registered 10,184 6,159,353

Dimensional International Small Cap Value ETF
continued
Shares Value†
SWITZERLAND — (Continued)
Swatch Group AG (The), Class
BR 23,999 $ 4,151,455
Swatch Group AG (The),
Registered 13,619 474,987
Swiss Prime Site AG,
Registered 121,132 17,143,476
Tecan Group AG, Class R 7,453 1,447,519
TX Group AG 7,195 1,623,308
u-blox Holding AG 9,498 962,803
Valiant Holding AG 55,451 8,205,466
Vaudoise Assurances Holding
SA 2,941 2,154,526
Vetropack Holding AG 30,103 1,044,035
Vontobel Holding AG, Class R 101,586 7,355,482
VP Bank AG, Class A 5,464 546,566
*Walliser Kantonalbank,
Registered 1,086 163,875
Zehnder Group AG,
Registered 22,077 1,472,248
Zug Estates Holding AG, Class
B 23 59,337
Zuger Kantonalbank, Class BR 111 1,148,159
TOTAL SWITZERLAND 177,980,726
UNITED KINGDOM — (13.3%)
*Alliance Pharma PLC, Class
B 48,963 42,248
Ashmore Group PLC 769,385 1,487,037
Ω#*Aston Martin Lagonda
Global Holdings PLC 42,929 38,619
Atalaya Mining Copper SA 211,298 1,024,499
*Auction Technology Group
PLC 161,538 1,257,919
ΩBakkavor Group PLC 439,233 1,009,097
Balfour Beatty PLC,
Registered 1,733,817 10,597,388
Barratt Redrow PLC,
Registered 1,331,837 8,286,290
Beazley PLC 132,925 1,570,414
Bellway PLC 496,826 17,798,060
Berkeley Group Holdings PLC,
Registered 122,068 6,799,038
Bodycote PLC 475,645 3,024,123
Breedon Group PLC 920,876 5,296,449
C&C Group PLC 857,349 1,575,744
*Capita PLC 8,306 20,256
Card Factory PLC 885,241 1,115,020
Central Asia Metals PLC 419,697 859,945
Chesnara PLC 509,105 1,751,032
*Close Brothers Group PLC 339,315 1,472,071
ΩCMC Markets PLC 9,741 31,552
Conduit Holdings, Ltd. 203,457 936,206
Crest Nicholson Holdings PLC 1,234,473 2,964,701
*Currys PLC 3,495,865 5,183,071
*DFS Furniture PLC 126,089 245,047
Direct Line Insurance Group
PLC 2,384,212 9,012,409
Diversified Energy Co. PLC 8,735 109,848
Drax Group PLC 1,022,617 8,427,674
Elementis PLC 2,942,113 4,920,092
Shares Value†
UNITED KINGDOM — (Continued)
EnQuest PLC 662,573 $ 121,245
Essentra PLC 364,456 438,611
Firstgroup PLC 1,978,742 4,564,477
ΩForterra PLC 5,482 13,649
*Frasers Group PLC 343,382 3,036,303
Fresnillo PLC 215,699 2,886,858
Future PLC 269,175 2,531,144
GB Group PLC 159,049 519,421
Genuit Group PLC 145,776 741,858
*Georgia Capital PLC 98,804 2,137,958
Grafton Group PLC, Class A 869,363 10,540,302
Grainger PLC 2,716,830 7,802,082
Greencore Group PLC 2,723,170 6,729,086
Gulf Keystone Petroleum, Ltd. 462,354 949,818
Halfords Group PLC 672,420 1,388,544
Harworth Group PLC 439,842 1,028,121
Henry Boot PLC 66,574 193,852
*Hiscox, Ltd. 313,615 4,603,669
*Hochschild Mining PLC 518,696 1,955,147
Hunting PLC, Class U 746,531 2,557,672
ΩIbstock PLC 1,570,469 3,775,821
International Distribution
Services PLC 1,179,643 5,779,490
ITV PLC 5,128,426 5,486,889
#*John Wood Group PLC 3,413,545 838,944
Johnson Matthey PLC 400,726 6,877,969
Jupiter Fund Management
PLC 1,571,793 1,520,000
Just Group PLC, Registered 977,737 1,838,799
Keller Group PLC 300,647 5,702,362
Kier Group PLC 1,747,233 3,388,652
Kingfisher PLC 2,800,557 10,743,318
Lancashire Holdings, Ltd. 421,151 3,167,056
Lion Finance Group PLC 222,494 17,831,140
LSL Property Services PLC 16,743 62,618
Marks & Spencer Group PLC 582,086 3,024,449
Marshalls PLC 549,280 2,061,625
Mears Group PLC 43,320 224,218
*Mitchells & Butlers PLC 1,328,054 4,390,364
Mitie Group PLC 4,084 7,866
MJ Gleeson PLC 34,692 235,398
*Mobico Group PLC,
Registered 2,240,252 930,608
Morgan Sindall Group PLC 275 12,985
Mountview Estates PLC 1,531 193,249
MP Evans Group PLC 84,988 1,146,538
OSB Group PLC 1,683,331 10,657,551
Pan African Resources PLC 120,193 71,361
Paragon Banking Group PLC,
Class A 61,613 693,760
Persimmon PLC 851,964 14,736,711
Pets at Home Group PLC 2,008,849 6,348,507
*Pinewood Technologies
Group PLC 49,309 237,104
*Playtech PLC, Registered,
Class A 1,051,356 10,672,667
Premier Foods PLC 3,669,265 9,762,881
QinetiQ Group PLC 1,543,517 8,094,151
Rank Group PLC 320,334 364,546

Dimensional International Small Cap Value ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
Reach PLC 1,231,081 $ 1,249,712
Renewi PLC 76,952 883,950
RHI Magnesita NV, Registered 20,553 855,151
RWS Holdings PLC 308,138 275,759
ΩSabre Insurance Group PLC 197,660 332,131
Senior PLC 1,468,727 2,719,029
Serco Group PLC 1,471,035 3,373,672
Serica Energy PLC 576,913 981,724
#*SIG PLC 1,153,430 239,723
ΩSpire Healthcare Group PLC 1,357,375 3,506,436
*Synthomer PLC 132,710 145,886
Taylor Wimpey PLC 3,494,289 5,481,778
*TBC Bank Group PLC 266,496 16,836,872
TP ICAP Group PLC, Class A 4,543,891 15,567,714
Travis Perkins PLC 684,416 5,110,243
TT Electronics PLC 337,979 329,550
*Vanquis Banking Group PLC 5,524 4,730
Vesuvius PLC 1,143,475 5,226,564
*Vistry Group PLC 961,819 8,083,351
Ω*Watches of Switzerland
Group PLC 12,224 57,800
Whitbread PLC 43,466 1,505,434
Young & Co's Brewery PLC,
Class A 10,968 85,849
#Young & Co's Brewery PLC,
Class A 65,417 770,670
Zigup PLC, Class B 968,921 4,044,343
TOTAL UNITED KINGDOM 370,143,334
UNITED STATES — (0.4%)
Alcoa Corp., Class CDI 45,358 1,130,417
Shares Value†
UNITED STATES — (Continued)
#International Paper Co. 209,576 $ 9,503,660
TOTAL UNITED STATES 10,634,077
TOTAL COMMON STOCKS 2,712,048,217
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Draegerwerk AG & Co. KGaA
3.020% 28,500 1,930,885
*Einhell Germany AG, Class P
1.460% 18 1,355
Jungheinrich AG 2.360% 62,932 2,277,771
Sixt SE, Class A 6.710% 30,992 2,057,443
STO SE & Co. KGaA 0.250% 1,854 265,550
TOTAL GERMANY 6,533,004
TOTAL PREFERRED
STOCKS 6,533,004
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<Panoramic Resources, Ltd.
9/8/2025 4,189 –
TOTAL AUSTRALIA –
PORTUGAL — (0.0%)
*EDP Renovaveis SA 5/8/2025 390,817 39,983
TOTAL PORTUGAL 39,983
TOTAL RIGHTS/WARRANTS 39,983
TOTAL INVESTMENT SECURITIES — (97.8%)
(Cost $2,382,456,805) 2,718,621,204
SECURITIES LENDING COLLATERAL — ( 2.2% )
@§The DFA Short Term
Investment Fund 5,293,807 61,222,876
TOTAL INVESTMENTS — ( 100.0% )
(Cost $2,443,679,681) $ 2,779,844,080
As of April 30, 2025 , Dimensional International Small Cap Value ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 192 06/20/25 $ 52,311,268 $ 53,635,200 $ 1,323,932
Total Futures Contracts ..............
$52,311,268 $53,635,200 $1,323,932
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $97,148,298 which represented 3.5% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

Dimensional International Small Cap Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 195,288,167 $ — $ 123 $ 195,288,290
Austria .............................. 35,334,199 — — 35,334,199
Belgium ............................. 40,483,011 — — 40,483,011
Canada ............................. 281,614,220 — 5,564 281,619,784
China ............................... 8,644 — — 8,644
Denmark ............................ 77,538,564 — — 77,538,564
Finland .............................. 69,427,082 — — 69,427,082
France .............................. 146,313,879 — — 146,313,879
Germany ............................ 154,105,970 — — 154,105,970
Hong Kong ........................... 40,895,774 — — 40,895,774
Ireland .............................. 7,985,655 — — 7,985,655
Israel ............................... 15,318,720 — — 15,318,720
Italy ................................ 129,919,701 — — 129,919,701
Japan ............................... 681,927,907 — — 681,927,907
Netherlands .......................... 66,455,340 — — 66,455,340
New Zealand ......................... 3,503,295 — — 3,503,295
Norway .............................. 19,324,802 — 25,048 19,349,850
Portugal ............................. 16,826,139 — — 16,826,139
Singapore ............................ 10,089,850 — — 10,089,850
Spain ............................... 69,361,381 — — 69,361,381
Sweden ............................. 91,537,045 — — 91,537,045
Switzerland ........................... 177,980,726 — — 177,980,726
United Kingdom ....................... 370,143,334 — — 370,143,334
United States ......................... 10,634,077 — — 10,634,077
Preferred Stocks
Germany ............................ 6,533,004 — — 6,533,004
Rights/Warrants
Australia ............................. — — — —
Portugal ............................. 39,983 — — 39,983
Securities Lending Collateral ............... — 61,222,876 — 61,222,876
Total Investments ........................ $2,718,590,469 $61,222,876 $30,735> $2,779,844,080
Financial Instruments
Assets
Futures Contracts** ...................... 1,323,932 — — 1,323,932
Total Other Financial Instruments ........... $1,323,932 $– $– $1,323,932
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

Dimensional International Small Cap ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (96.4%)
AUSTRALIA — (6.0%)
*29Metals, Ltd. 758,151 $ 58,212
Accent Group, Ltd. 706,591 838,666
*Acrow, Ltd. 204,689 136,209
*Adairs, Ltd., Class B 231,138 349,028
*AIC Mines, Ltd. 50,626 11,338
*Ainsworth Game Technology,
Ltd. 528 324
*Alkane Resources, Ltd. 711,820 366,643
*Alliance Aviation Services,
Ltd., Registered 26,671 46,930
#*AMA Group, Ltd. 2,108,384 83,641
Amotiv, Ltd. 181,136 899,381
AMP, Ltd. 3,425,131 2,838,077
*Amplitude Energy, Ltd. 3,473,789 411,199
Ansell, Ltd. 171,332 3,321,683
#*Appen, Ltd. 575,634 294,655
#*Arafura Rare Earths, Ltd. 29,126 3,820
*ARB Corp., Ltd. 55,548 1,119,583
#ARN Media, Ltd. 69,265 24,819
AUB Group, Ltd. 122,618 2,503,561
#*Audinate Group, Ltd. 16,248 63,833
#*Aurelia Metals, Ltd. 1,502,004 283,511
*Ausgold, Ltd. 30,307 9,987
Aussie Broadband, Ltd. 357,305 937,346
*Austal, Ltd. 475,376 1,615,135
*Austin Engineering, Ltd. 80,901 22,517
#*Australian Agricultural Co.,
Ltd. 208,247 190,543
Australian Clinical Labs, Ltd. 280,453 559,876
Australian Ethical Investment,
Ltd. 111,780 371,916
#*Australian Vanadium, Ltd. 93,933 601
Autosports Group, Ltd. 14,765 18,281
*AVJennings, Ltd. 24,497 10,110
#*Baby Bunting Group, Ltd. 10,872 10,887
Bank of Queensland, Ltd. 893,528 4,265,050
Bapcor, Ltd. 492,143 1,602,825
Beach Energy, Ltd. 1,807,713 1,359,078
#*Beacon Lighting Group, Ltd. 1,205 2,544
*Beacon Minerals, Ltd. 10,928 182
*Bega Cheese, Ltd., Class B 420,676 1,520,804
Bell Financial Group, Ltd. 832 681
*Bellevue Gold, Ltd. 2,163,455 1,259,698
Bisalloy Steel Group, Ltd. 21,270 46,000
*Black Cat Syndicate, Ltd. 419,659 265,833
Bravura Solutions, Ltd. 444,978 623,533
Breville Group, Ltd. 105,373 1,924,245
Brickworks, Ltd. 104,455 1,685,588
Capral, Ltd. 9,442 61,200
*Capricorn Metals, Ltd. 438,172 2,593,364
#*Catalyst Metals, Ltd. 64,340 233,422
#*Catapult Group International,
Ltd. 40,787 106,739
Cedar Woods Properties, Ltd. 82,908 297,072
Shares Value†
AUSTRALIA — (Continued)
#*Cettire, Ltd. 69,551 $ 20,026
#*Chalice Mining, Ltd. 631,791 444,676
*Challenger, Ltd. 526,882 2,390,214
Champion Iron, Ltd. 126,824 370,847
Civmec Australia, Ltd.,
Registered 30,100 17,059
*Clean Seas Seafood, Ltd. 776 67
#*ClearView Wealth, Ltd. 84,220 25,058
#Clinuvel Pharmaceuticals,
Ltd. 45,577 331,284
*Coast Entertainment
Holdings, Ltd. 609,315 157,897
Codan, Ltd. 132,254 1,332,805
#*Collins Foods, Ltd., Class B 220,359 1,161,810
ΩCoronado Global Resources,
Inc. 312,368 38,974
#Corporate Travel
Management, Ltd. 141,569 1,156,741
#Dalrymple Bay Infrastructure,
Ltd. 258,836 680,681
Data#3, Ltd. 269,429 1,255,026
#*Develop Global, Ltd. 322,808 669,216
*Dicker Data, Ltd. 109,359 589,174
Domain Holdings Australia,
Ltd. 282,550 775,586
*Domino's Pizza Enterprises,
Ltd., Class B 64,543 1,041,942
Downer EDI, Ltd. 824,212 3,011,287
*Duratec, Ltd. 45,284 49,692
*Dyno Nobel, Ltd. 1,678,100 2,437,367
#Eagers Automotive, Ltd. 149,962 1,771,292
#*Elders, Ltd. 364,724 1,477,220
*Emeco Holdings, Ltd. 414,459 201,545
*Emerald Resources NL 667,447 1,712,530
#*EML Payments, Ltd.,
Registered 603,331 376,389
*Energy World Corp., Ltd. 3,072 43
#EQT Holdings, Ltd. 27,693 573,575
Eureka Group Holdings, Ltd. 583 186
EVT, Ltd. 87,148 787,910
#*Fenix Resources, Ltd. 385,663 70,328
#Finbar Group, Ltd. 224 110
*Findi, Ltd. 4,093 12,047
*FleetPartners Group, Ltd. 248,968 446,045
Fleetwood, Ltd. 58,027 107,673
#Flight Centre Travel Group,
Ltd. 193,959 1,584,813
G8 Education, Ltd. 1,045,813 839,798
*Genesis Minerals, Ltd. 1,291,961 3,190,905
GenusPlus Group, Ltd. 19,923 35,439
*Gold Road Resources, Ltd. 1,378,818 2,673,171
GR Engineering Services, Ltd. 124,834 225,247
GrainCorp, Ltd., Class A 341,314 1,452,288
Grange Resources, Ltd. 370,360 47,395
GWA Group, Ltd., Class B 234,613 357,278

Dimensional International Small Cap ETF
continued
Shares Value†
AUSTRALIA — (Continued)
*Hansen Technologies, Ltd. 265,005 $ 917,336
Harvey Norman Holdings, Ltd. 59,085 197,723
*Healius, Ltd. 884,739 823,674
Helia Group, Ltd. 436,948 1,353,170
#Helloworld Travel, Ltd.,
Registered 86,158 78,557
*Horizon Minerals, Ltd. 606,121 22,106
Horizon Oil, Ltd. 480,925 56,928
HUB24, Ltd., Registered 29,290 1,355,923
#IDP Education, Ltd. 93,742 531,429
#IGO, Ltd. 564,674 1,416,319
*Iluka Resources, Ltd. 279,880 743,185
Imdex, Ltd. 677,139 1,282,468
#*Immutep, Ltd. 1,381,449 238,658
#Infomedia, Ltd. 395,066 313,450
Inghams Group, Ltd. 572,793 1,257,098
*Insignia Financial, Ltd. 758,628 1,839,692
Integral Diagnostics, Ltd. 497,802 770,813
#IPD Group, Ltd. 13,459 34,447
*IPH, Ltd. 318,947 932,635
IRESS, Ltd. 283,538 1,442,300
IVE Group, Ltd. 141,100 238,346
Johns Lyng Group, Ltd. 94,794 134,651
*Judo Capital Holdings, Ltd.,
Registered 725,618 826,428
Jupiter Mines, Ltd. 1,129,331 108,390
#Karoon Energy, Ltd. 957,649 882,361
*Kelly Partners Group
Holdings, Ltd. 5,219 39,238
*Kelsian Group, Ltd. 81,545 141,398
*Kogan.com, Ltd. 111,009 320,341
*Lendlease Corp., Ltd. 826,802 2,793,268
#Lifestyle Communities, Ltd. 118,094 541,026
*Lindsay Australia, Ltd. 60,604 27,532
#Lovisa Holdings, Ltd. 58,021 925,518
Lycopodium, Ltd. 7,184 49,874
#Maas Group Holdings, Ltd. 217,036 548,537
#*Mach7 Technologies, Ltd. 824 177
Macmahon Holdings, Ltd. 805,506 139,158
#*Macquarie Technology
Group, Ltd. 6,962 263,937
Mader Group, Ltd. 10,758 43,779
Magellan Financial Group, Ltd. 313,754 1,539,791
*MaxiPARTS, Ltd. 198 265
#*Mayne Pharma Group, Ltd. 101,860 458,180
McMillan Shakespeare, Ltd. 92,932 909,775
#*Megaport, Ltd. 213,176 1,557,692
#*Mesoblast, Ltd., Registered 1,590,460 1,826,688
*Metals X, Ltd. 802,105 289,973
*Metcash, Ltd. 1,514,766 3,120,891
#*Metro Mining, Ltd. 2,276,464 75,743
*Michael Hill International, Ltd.,
Class B 996 255
#*Mineral Resources, Ltd. 2,888 38,048
*Monadelphous Group, Ltd. 167,047 1,725,120
Monash IVF Group, Ltd. 477,298 256,535
#*Mount Gibson Iron, Ltd. 561,236 111,323
Myer Holdings, Ltd. 1,529,553 704,651
*MyState, Ltd. 127,754 318,798
Shares Value†
AUSTRALIA — (Continued)
*Nanosonics, Ltd. 174,005 $ 534,417
*Neuren Pharmaceuticals, Ltd. 46,443 346,494
New Hope Corp., Ltd., Class B 756,811 1,777,177
*nib holdings, Ltd., Class B 435,767 1,907,162
#Nick Scali, Ltd. 114,512 1,304,212
Nickel Industries, Ltd. 883,001 319,218
Nine Entertainment Co.
Holdings, Ltd. 1,455,187 1,331,472
NRW Holdings, Ltd. 646,725 1,121,414
*Nufarm, Ltd. 583,419 1,437,204
*Nuix, Ltd. 232,835 362,019
Objective Corp., Ltd. 20,811 208,394
*OFX Group, Ltd. 135,044 97,641
*Omni Bridgeway, Ltd. 160,937 150,344
#oOh!media, Ltd. 713,540 700,816
#*Ora Banda Mining, Ltd. 1,170,214 745,016
Orora, Ltd. 490,663 568,249
*Pantoro Gold Ltd 233,393 436,062
#*Paragon Care, Ltd. 179,415 48,215
Peet, Ltd. 42,749 38,841
#*PeopleIN, Ltd. 771 375
Perenti, Ltd. 1,114,856 973,708
*Perpetual, Ltd. 59,719 632,776
Perseus Mining, Ltd. 1,442,636 3,092,279
*PEXA Group, Ltd. 145,195 1,121,337
#Platinum Asset Management,
Ltd., Class B 351,062 128,037
*PolyNovo, Ltd. 8,262 6,397
*<PPK Mining Equipment
Group 160 –
Praemium, Ltd. 523,917 249,744
#Premier Investments, Ltd. 100,401 1,342,003
#Propel Funeral Partners, Ltd. 41,915 138,924
#PWR Holdings, Ltd. 136,854 599,826
*Qoria, Ltd. 474,092 119,822
*Ramelius Resources, Ltd. 1,246,772 2,098,070
#*ReadyTech Holdings, Ltd. 296 398
Regis Healthcare, Ltd. 246,486 1,074,030
*Regis Resources, Ltd. 906,905 2,617,071
Reject Shop, Ltd. (The) 180 751
Reliance Worldwide Corp., Ltd. 961,385 2,583,591
*Resolute Mining, Ltd. 3,031,656 989,298
*Retail Food Group, Ltd. 23,125 26,042
Ridley Corp., Ltd., Registered 256,561 387,418
*RPMGlobal Holdings, Ltd. 221,041 388,940
*Sandfire Resources, Ltd. 558,408 3,562,246
*Select Harvests, Ltd. 177,710 581,045
Servcorp, Ltd. 3,483 11,232
Service Stream, Ltd. 744,566 890,886
#*Seven West Media, Ltd. 214,245 19,192
Shaver Shop Group, Ltd. 30,493 24,876
#Sigma Healthcare, Ltd. 298,746 577,280
*Silex Systems, Ltd. 1,551 3,067
Sims, Ltd. 171,909 1,608,137
SmartGroup Corp., Ltd. 185,009 925,714
*Southern Cross Electrical
Engineering, Ltd. 281,560 336,891
*Southern Cross Media Group,
Ltd. 159,675 68,452

Dimensional International Small Cap ETF
continued
Shares Value†
AUSTRALIA — (Continued)
#SRG Global, Ltd. 647,090 $ 534,111
Stanmore Resources, Ltd. 162,383 202,087
#*Star Entertainment Grp, Ltd.
(The) 500,171 33,604
#*Strike Energy, Ltd. 555,712 60,447
Super Retail Group, Ltd. 167,038 1,433,248
*Superloop, Ltd. 803,935 1,285,991
*Supply Network, Ltd. 14,534 354,964
#*Syrah Resources, Ltd. 326,152 52,172
*Tabcorp Holdings, Ltd., Class
S 2,908,917 1,042,309
#*Talga Group, Ltd. 65,575 17,832
*Temple & Webster Group,
Ltd. 31,239 355,790
*<Ten Sixty Four, Ltd. 1,136 80
#Terracom, Ltd. 179,744 7,131
Tribune Resources, Ltd. 40 131
*Tuas, Ltd. 140,068 504,574
#*Tyro Payments, Ltd. 967,091 498,127
*Vault Minerals, Ltd., Class B 4,284,364 1,178,778
Ventia Services Group Pty,
Ltd. 833,094 2,260,149
ΩViva Energy Group, Ltd. 139,430 153,448
*Vulcan Energy Resources,
Ltd. 30,934 95,996
Vulcan Steel, Ltd. 19,752 93,144
*Vysarn, Ltd. 181,773 48,267
#*WEB Travel Group, Ltd. 336,419 927,758
*Webjet Group, Ltd. 346,313 140,708
*West African Resources, Ltd. 1,379,837 2,110,099
Westgold Resources, Ltd. 747,439 1,420,396
*Westgold Resources, Ltd. 206,334 392,861
Whitehaven Coal, Ltd. 957,428 3,056,918
*<Wiluna Mining Corp., Ltd. 736 18
#*Xanadu Mines, Ltd., Class B 118,297 4,693
*XRF Scientific, Ltd. 45,957 44,990
TOTAL AUSTRALIA 166,641,467
AUSTRIA — (1.4%)
*Addiko Bank AG, Class B 56 1,260
Agrana Beteiligungs AG 15,494 208,712
ANDRITZ AG 65,384 4,686,213
ΩBAWAG Group AG 113,949 12,532,188
CA Immobilien Anlagen AG 45,412 1,229,640
*DO & CO AG 9,922 1,585,806
*Eurotelesites AG 11,343 64,729
EVN AG 13,995 367,494
*FACC AG 4,271 33,985
*Kapsch TrafficCom AG,
Registered 24 177
#*Lenzing AG 23,486 738,192
*Mayr Melnhof Karton AG 3,558 329,227
Oesterreichische Post AG 31,258 1,057,094
Palfinger AG 12,603 410,453
Porr AG 22,023 771,068
Raiffeisen Bank International
AG, Class V 27,308 728,876
*Schoeller-Bleckmann Oilfield
Equipment AG 12,007 427,895
Shares Value†
AUSTRIA — (Continued)
Semperit AG Holding 2,141 $ 31,785
Strabag SE, Class R 18,599 1,634,310
Telekom Austria AG 94,455 1,000,705
UNIQA Insurance Group AG 129,422 1,500,630
Vienna Insurance Group AG
Wiener Versicherung Gruppe 35,667 1,698,815
voestalpine AG, Registered,
Class R 114,650 3,018,409
Wienerberger AG 120,880 4,243,236
Zumtobel Group AG 12,417 65,282
TOTAL AUSTRIA 38,366,181
BELGIUM — (1.4%)
Ackermans & van Haaren NV 23,581 5,768,593
Ageas SA/NV, Class B 82,912 5,207,330
Azelis Group NV 136,125 2,110,657
Barco NV 60,933 833,959
Bekaert SA 40,457 1,559,045
#bpost SA 79,726 127,786
Cie d'Entreprises CFE 1,551 13,576
#CMB Tech NV, ADR 41,222 392,021
Colruyt Group N.V, Registered 33,258 1,602,977
Deceuninck NV 98,713 239,573
Deme Group NV 6,206 928,396
D'ieteren Group 14,859 2,967,746
Econocom Group SA/NV 67,181 139,448
#Elia Group SA/NV 18,020 1,958,295
EVS Broadcast Equipment SA 16,182 676,013
Fagron 67,757 1,578,968
Greenyard NV 80 649
#Ion Beam Applications 10,271 121,893
Jensen-Group NV 435 21,213
Kinepolis Group NV 18,229 629,944
Lotus Bakeries NV 261 2,510,015
Melexis NV 12,202 730,289
*Nyxoah SA 462 2,837
*Ontex Group NV 75,645 619,985
*Onward Medical NV 19,483 92,797
*Orange Belgium SA,
Registered 1,144 19,637
Proximus SADP 155,879 1,199,614
Recticel SA 44,973 543,950
*Roularta Media Group NV 21 366
Sipef NV 852 61,985
#Solvay SA, Class A 114,306 4,337,313
Syensqo SA 4,616 328,582
#Tessenderlo Group SA 16,806 498,621
Umicore SA 74,297 675,658
*Van de Velde NV 1,848 69,219
VGP NV 13,981 1,293,684
Viohalco SA 10,658 66,393
What's Cooking BV 4 491
TOTAL BELGIUM 39,929,518
CANADA — (10.4%)
*5N Plus, Inc. 133,209 640,344
*Acadian Timber Corp. 52 650
*ACT Energy Technologies,
Ltd. 19,500 68,468
ADENTRA, Inc. 9,434 184,473

Dimensional International Small Cap ETF
continued
Shares Value†
CANADA — (Continued)
#ADF Group, Inc. 43,885 $ 193,166
*Advantage Energy, Ltd. 260,838 1,848,696
Aecon Group, Inc. 89,770 1,048,931
Africa Oil Corp. 190,919 248,790
#Ag Growth International, Inc. 2,032 48,869
*AGF Management, Ltd.,
Class B 74,338 552,167
#*Air Canada 126,674 1,281,138
Algoma Central Corp. 88 981
#Algoma Steel Group, Inc. 9,331 47,728
#Algonquin Power & Utilities
Corp. 331,110 1,781,038
#Algonquin Power & Utilities
Corp. 578,929 3,114,638
*Allied Gold Corp. 8,371 33,634
Altius Minerals Corp. 9,304 182,470
#Altus Group, Ltd. 51,325 1,907,642
*Americas Gold & Silver Corp. 920 563
Amerigo Resources, Ltd. 11,948 14,964
Andlauer Healthcare Group,
Inc., Class A 22,557 873,669
Andrew Peller, Ltd., Class A 10,272 33,241
*Aritzia, Inc., Class B 165,261 5,801,423
AtCo., Ltd., Class I 105,327 3,952,145
*Athabasca Oil Corp. 653,476 2,147,818
#*ATS Corp. 5,127 128,995
#*ATS Corp. 103,964 2,614,717
Aura Minerals, Inc. 29,564 609,986
B2Gold Corp. 1,433,244 4,457,389
B2Gold Corp. 340,556 1,062,620
Badger Infrastructure
Solutions, Ltd. 45,927 1,306,025
#*Bausch Health Cos., Inc. 4,388 23,285
*Bausch Health Cos., Inc.,
ADR 300,380 1,592,014
Baytex Energy Corp. 264,647 408,092
Birchcliff Energy, Ltd. 459,932 1,874,623
Bird Construction, Inc. 99,778 1,524,878
#*Bitfarms, Ltd. 234,821 234,563
Black Diamond Group, Ltd. 63,364 373,404
#*BlackBerry, Ltd. 100,307 341,044
BMTC Group, Inc. 22 187
*Bombardier, Inc., Class B 2,416 160,303
#*Bombardier, Inc., Class B 87,072 5,743,865
#Boralex, Inc., Class A 97,228 2,155,304
Boyd Group Services, Inc. 23,429 3,358,388
*Bragg Gaming Group, Inc. 14,894 58,236
*Bragg Gaming Group, Inc. 300 1,194
Brookfield Infrastructure Corp. 61,034 2,285,113
Brookfield Infrastructure Corp. 6,000 224,310
Brookfield Wealth Solutions,
Ltd. 341 18,330
Brookfield Wealth Solutions,
Ltd. 728 39,064
BRP, Inc. 16,597 562,472
*Calfrac Well Services, Ltd. 26,910 64,484
Calian Group, Ltd., Registered 15,156 522,061
Canaccord Genuity Group,
Inc., Class A 64,794 396,372
Shares Value†
CANADA — (Continued)
#*Canada Goose Holdings,
Inc. 18,398 $ 153,705
#*Canada Goose Holdings,
Inc., Class A, ADR 19,164 160,211
*Canadian Tire Corp., Ltd.,
Class A 59,564 6,506,202
*Canfor Corp. 133,804 1,275,754
#*Capital Power Corp. 193,016 7,313,732
#*Capstone Copper Corp. 891,583 4,285,898
Cardinal Energy, Ltd. 224,975 934,885
Cascades, Inc. 111,718 714,161
Centerra Gold, Inc. 397,801 2,658,150
CES Energy Solutions Corp. 399,093 1,756,668
CI Financial Corp., Registered 114,485 2,590,065
*Cineplex, Inc. 22,314 159,444
#*Cipher Pharmaceuticals, Inc. 14,494 141,866
Cogeco Communications, Inc. 17,955 881,307
Cogeco, Inc. 4,648 215,760
Colliers International Group,
Inc. 1,598 190,753
Computer Modelling Group,
Ltd. 101,026 581,450
Corby Spirit and Wine, Ltd. 9,400 103,779
*Cronos Group, Inc. 16,900 31,688
#*Cronos Group, Inc. 291,165 547,390
*Culico Metals, Inc. 24,524 2,219
Definity Financial Corp. 91,954 4,580,725
dentalcorp Holdings, Ltd. 44,364 270,109
Dexterra Group, Inc. 8,907 55,326
*Docebo, Inc. 15,006 469,094
#Doman Building Materials
Group, Ltd. 66,158 329,521
Dominion Lending Centres,
Inc. 5,695 32,777
DREAM Unlimited Corp. 36,293 499,479
Dundee Precious Metals, Inc. 227,203 2,972,242
#Dye & Durham, Ltd. 32,702 211,653
Dynacor Group, Inc. 49,111 168,882
E-L Financial Corp., Ltd. 178 174,250
#*Eldorado Gold Corp. 295,315 5,563,735
*Eldorado Gold Corp., Class B 2,923 54,892
Endeavour Mining PLC 143,430 3,878,311
#*Endeavour Silver Corp. 526,260 1,915,586
#*Endeavour Silver Corp. 29,045 105,137
Enerflex, Ltd. 44,475 291,311
Enerflex, Ltd. 99,596 650,370
#*Energy Fuels, Inc. 178,091 804,971
Enghouse Systems, Ltd. 68,462 1,241,564
*Ensign Energy Services, Inc. 61,164 79,704
#EQB, Inc. 41,729 2,879,310
*Equinox Gold Corp. 499,455 3,346,349
*Equinox Gold Corp. 28,578 191,789
*ERO Copper Corp. 38,121 475,369
#*ERO Copper Corp. 19,564 243,895
Evertz Technologies, Ltd.,
Class B 29,756 236,316
*Exchange Income Corp. 29,051 1,065,463
Exco Technologies, Ltd. 16,389 67,630
Extendicare, Inc. 110,526 1,104,220

Dimensional International Small Cap ETF
continued
Shares Value†
CANADA — (Continued)
Fiera Capital Corp. 49,078 $ 224,907
Finning International, Inc. 181,727 5,119,089
*Firan Technology Group
Corp. 24,578 160,140
First Majestic Silver Corp. 667,895 4,181,023
First Majestic Silver Corp. 85,769 534,620
*Foraco International SA,
Registered 5,763 7,426
*Fortuna Mining Corp. 106,908 665,611
*Fortuna Mining Corp., ADR 378,909 2,368,181
Gamehost, Inc. 300 2,159
*GDI Integrated Facility
Services, Inc. 10,750 244,449
Gibson Energy, Inc. 240,005 3,768,702
*Global Atomic Corp. 8,933 4,980
*GoGold Resources, Inc. 406,765 521,229
#*Gran Tierra Energy, Inc. 9,846 43,421
*Gran Tierra Energy, Inc. 28,928 128,169
*Haivision Systems, Inc. 39,404 115,819
Hammond Manufacturing Co.,
Ltd., Class A 2,811 17,400
Hammond Power Solutions,
Inc. 10,533 700,014
#Headwater Exploration, Inc. 353,153 1,431,736
High Liner Foods, Inc. 12,153 149,042
*HLS Therapeutics, Inc. 4,000 12,278
Hudbay Minerals, Inc., Class A 612,947 4,456,125
Hudbay Minerals, Inc., Class A 2,712 19,693
#*Hut 8 Corp., Class U 5,204 64,061
*IAMGOLD Corp. 749,397 5,305,731
*Illumin Holdings, Inc. 48,446 67,340
Information Services Corp. 6,278 121,260
#Innergex Renewable Energy,
Inc. 228,356 2,245,040
*Interfor Corp. 89,488 860,349
ΩJamieson Wellness, Inc. 59,665 1,380,074
*Journey Energy, Inc. 906 872
*K92 Mining, Inc., Class B 287,781 2,641,760
K-Bro Linen, Inc. 8,689 220,229
*Kelt Exploration, Ltd. 267,704 1,083,375
*Knight Therapeutics, Inc. 98,128 431,925
*Kolibri Global Energy, Inc.,
Class R 18,584 125,795
*KP Tissue, Inc. 7,511 43,447
Lassonde Industries, Inc.,
Class A 3,573 536,118
*Laurentian Bank of Canada 85,718 1,697,853
Leon's Furniture, Ltd. 27,121 451,591
#*Lightspeed Commerce, Inc. 66,507 651,769
#Linamar Corp. 39,306 1,439,579
Lundin Gold, Inc. 112,926 4,596,995
MAG Silver Corp. 8,627 133,718
Magellan Aerospace Corp. 5,884 57,933
Mainstreet Equity Corp. 6,003 809,164
*Major Drilling Group
International, Inc. 108,959 687,847
*Mandalay Resources Corp. 67,187 261,685
*Maple Leaf Foods, Inc. 89,290 1,630,918
Martinrea International, Inc. 102,536 544,859
Shares Value†
CANADA — (Continued)
*Mattr Corp. 74,060 $ 510,426
*MDA Space, Ltd. 158,821 3,094,095
Medical Facilities Corp., Class
B 20,603 217,023
MEG Energy Corp. 352,428 4,934,451
Melcor Developments, Ltd. 585 5,120
Methanex Corp. 661 20,673
Methanex Corp., ADR 95,035 2,973,645
*Morguard Corp. 3,540 297,260
MTY Food Group, Inc., Class
R 35,382 1,110,923
Mullen Group, Ltd. 160,287 1,521,293
National Bank of Canada 10,489 919,430
Neo Performance Materials,
Inc., Registered 21,510 174,565
*New Gold, Inc. 916,995 3,649,640
*New Gold, Inc. 159,016 632,012
*NFI Group, Inc. 27,594 231,731
North American Construction
Group, Ltd. 15,934 242,037
North West Co., Inc. (The) 68,496 2,742,220
Northland Power, Inc. 286,341 3,882,695
*NuVista Energy, Ltd. 136,829 1,163,933
*Obsidian Energy, Ltd. 53,160 223,804
OceanaGold Corp. 875,593 3,093,386
*Orezone Gold Corp. 107,474 86,365
*Organigram Global, Inc. 89,704 104,057
*Orla Mining, Ltd. 101,671 1,118,381
*Orla Mining, Ltd. 205,556 2,258,988
Osisko Gold Royalties, Ltd. 67,838 1,630,147
*Osisko Gold Royalties, Ltd. 34,157 817,018
#Paramount Resources, Ltd.,
Class A 17,569 199,055
Parex Resources, Inc. 89,820 721,785
Parkland Corp. 185,521 4,664,551
Pason Systems, Inc. 146,155 1,161,791
Pet Valu Holdings, Ltd. 60,029 1,243,343
Peyto Exploration &
Development Corp. 201,761 2,521,100
PHX Energy Services Corp. 22,610 123,911
Pizza Pizza Royalty Corp. 36,912 382,134
Polaris Renewable Energy,
Inc. 32,707 283,431
Pollard Banknote, Ltd. 1,927 28,571
*Precision Drilling Corp. 5,440 227,162
#*Precision Drilling Corp. 5,650 235,718
Premium Brands Holdings
Corp. 49,779 2,825,002
*Profound Medical Corp. 908 4,556
Pulse Seismic, Inc. 276 522
*Quarterhill, Inc., Class B 129,990 132,691
Quebecor, Inc., Class B 168,219 4,605,837
*Real Matters, Inc. 19,862 86,419
#Richelieu Hardware, Ltd. 59,872 1,413,470
#Rogers Sugar, Inc. 161,558 660,829
#*Roots Corp. 120 237
Russel Metals, Inc. 79,425 2,300,007
Sandstorm Gold, Ltd. 40,238 349,275
Sandstorm Gold, Ltd., ADR 285,724 2,485,799

Dimensional International Small Cap ETF
continued
Shares Value†
CANADA — (Continued)
*Sangoma Technologies Corp. 13,414 $ 75,164
*Saturn Oil & Gas, Inc. 17,671 19,701
Savaria Corp. 81,427 1,023,364
Secure Waste Infrastructure
Corp., Class B 246,482 2,342,944
Sienna Senior Living, Inc. 137,610 1,686,627
*Source Energy Services, Ltd. 10,500 69,022
#South Bow Corp., ADR 36,193 893,605
*Spartan Delta Corp. 19,506 38,128
Ω*Spin Master Corp. 22,981 405,616
Sprott, Inc. 8,662 454,842
*SSR Mining, Inc., Registered 314,508 3,342,487
Stella-Jones, Inc. 79,812 3,905,952
Ω*STEP Energy Services, Ltd. 140 395
StorageVault Canada, Inc.,
Class B 217,307 593,099
*SunOpta, Inc. 17,800 76,896
Superior Plus Corp. 159,018 796,644
Supremex, Inc. 271 755
Surge Energy, Inc. 68,991 233,250
Sylogist, Ltd. 19,260 118,658
*Taiga Building Products, Ltd. 188 525
Tamarack Valley Energy, Ltd. 724,330 1,872,047
*Taseko Mines, Ltd. 127,862 289,733
#*Taseko Mines, Ltd. 429,055 978,245
*Telesat Corp. 2,400 37,321
TELUS Corp. 2,206 33,889
*TELUS International CDA,
Inc. 21,735 53,027
#*TELUS International CDA,
Inc., Registered 5,215 12,725
TerraVest Industries, Inc. 16,861 1,753,969
#*Tidewater Midstream and
Infrastructure, Ltd. 1,356 275
#*Tilray Brands, Inc. 215,692 106,183
*Torex Gold Resources, Inc.,
Class A 116,977 3,781,237
Total Energy Services, Inc. 31,885 204,518
*Touchstone Exploration, Inc. 4,232 1,118
TransAlta Corp., Class A 7,392 65,770
#TransAlta Corp., Class A 302,076 2,691,497
Transcontinental, Inc., Class A 99,196 1,350,094
*<Trevali Mining Corp. 404 –
Trican Well Service, Ltd. 424,658 1,245,106
Triple Flag Precious Metals
Corp. 3,562 73,778
*Trisura Group, Ltd., Class B 33,434 916,149
*Valeura Energy, Inc. 88,628 482,504
Vecima Networks, Inc. 1,891 13,690
Veren, Inc. 34,481 203,696
Veren, Inc., ADR 624,568 3,691,197
Shares Value†
CANADA — (Continued)
Vermilion Energy, Inc. 231,592 $ 1,396,500
VersaBank 8,175 90,579
*VerticalScope Holdings, Inc. 10,900 37,088
#*<Victoria Gold Corp. 14,800 1,929
*Viemed Healthcare, Inc. 5,448 38,517
*Vitalhub Corp. 22,238 181,117
Wajax Corp. 7,745 98,852
*Wall Financial Corp. 10 91
*Well Health Technologies
Corp. 325,649 933,592
*Wesdome Gold Mines, Ltd. 234,655 2,881,162
#West Fraser Timber Co., Ltd. 10,389 768,578
*Western Forest Products, Inc. 152,219 42,427
Westshore Terminals
Investment Corp. 56,007 1,032,721
Whitecap Resources, Inc. 914,166 5,175,399
Winpak, Ltd., Class A 21,075 651,642
*Xtract One Technologies, Inc. 4,734 1,337
Yellow Pages, Ltd. 636 4,660
TOTAL CANADA 289,865,678
CHINA — (0.0%)
SIIC Environment Holdings,
Ltd. 66,500 8,200
TOTAL CHINA 8,200
DENMARK — (2.4%)
*ALK-Abello A/S 137,661 3,187,058
Alm Brand A/S 1,042,770 2,480,876
#Ambu A/S, Class B 203,915 3,655,621
*Bang & Olufsen A/S 166,490 328,139
*Bavarian Nordic A/S 105,542 2,513,383
#*Bioporto A/S 21,781 5,076
cBrain A/S 4,165 107,972
Chemometec A/S 29,464 2,115,518
Columbus A/S 50,812 90,550
D/S Norden A/S 16,011 436,035
*Demant A/S 63,939 2,321,708
*Dfds A/S 5,803 80,653
FLSmidth & Co. A/S,
Registered 54,669 2,579,634
Foroya Banki P/F 1,636 43,732
*GN Store Nord A/S 64,027 961,363
#GronlandsBANKEN A/S 4 466
H Lundbeck A/S, Class A 275,668 1,315,894
H Lundbeck A/S, Class A 41,091 169,923
*H+H International A/S, Class
B 26,682 488,493
#Harboes Bryggeri A/S, Class
B 744 16,357
ISS A/S 175,366 4,412,563
Jeudan A/S 1,399 41,982
Jyske Bank A/S, Registered 49,503 4,060,249
Matas A/S 43,017 889,765
MT Hoejgaard Holding A/S 2,253 88,003
Ω*Netcompany Group A/S 55,636 2,499,847
*Nilfisk Holding A/S, Class B 9,921 131,314
*NKT A/S 59,277 4,825,801
Ω*NNIT A/S 3,576 39,489

Dimensional International Small Cap ETF
continued
Shares Value†
DENMARK — (Continued)
*NTG Nordic Transport Group
A/S 14,026 $ 533,015
Per Aarsleff Holding A/S 24,672 1,984,147
Ringkjoebing Landbobank A/S 28,176 5,394,487
*ROCKWOOL A/S, Class A 60,378 2,749,701
*ROCKWOOL A/S, Class B 13,060 594,771
Royal Unibrew A/S 51,844 4,133,812
*RTX A/S 98 931
ΩScandinavian Tobacco
Group A/S 70,327 1,026,179
Schouw & Co. A/S 15,932 1,451,132
Solar A/S, B Shares 1,612 62,364
SP Group A/S 14,252 583,934
#*Spar Nord Bank A/S 72,321 2,328,654
Sparekassen Sjaelland-Fyn
A/S 13,890 601,894
Svitzer Group A/S 5,042 211,650
Sydbank A/S 69,609 4,452,974
TCM Group A/S 789 9,350
Tivoli A/S 291 27,307
#TORM PLC, Class A 13,313 222,138
*Trifork Group AG 758 10,737
Vestjysk Bank A/S 287,016 187,542
*Zealand Pharma A/S 6,432 452,218
TOTAL DENMARK 66,906,401
FINLAND — (2.8%)
#*Afarak Group SE 8,843 3,006
Aktia Bank OYJ 41,821 474,925
Alandsbanken Abp, Class B 195 8,135
Alma Media OYJ 191 2,508
#Anora Group OYJ 8,496 31,678
Aspo OYJ 646 3,819
Atria OYJ 1,302 19,167
Bittium OYJ 4,530 35,223
#Citycon OYJ 56,549 227,173
Digia OYJ 56 424
Elisa OYJ 135,708 7,253,598
Ω#Enento Group OYJ 13,014 251,788
#eQ OYJ 732 8,486
Evli OYJ, Class B 16 331
Finnair OYJ 16,057 43,296
#Fiskars OYJ Abp 18,982 315,899
F-Secure OYJ 33,752 74,587
Gofore OYJ 2,592 46,436
Harvia OYJ 18,212 841,557
Hiab OYJ, Class B 47,858 2,275,118
HKFoods OYJ 1,545 2,055
Huhtamaki OYJ 111,626 4,113,806
Kalmar OYJ, Class B 20,545 651,125
Kemira OYJ 90,417 1,865,487
Kesko OYJ, Class A 342,434 7,863,097
Kesko OYJ, Class B 1,738 38,921
*Kojamo OYJ 161,178 1,877,998
Konecranes OYJ 66,801 4,465,044
Lassila & Tikanoja OYJ, Class
A 12,794 137,582
*Lindex Group OYJ 68,719 206,227
Mandatum OYJ 593,241 4,190,519
Shares Value†
FINLAND — (Continued)
Marimekko OYJ 24,719 $ 342,250
#Metsa Board OYJ 28 191
Metsa Board OYJ 87,473 319,186
Metso OYJ, Class B 417,351 4,534,547
Neste OYJ, Registered 4,444 46,254
NoHo Partners OYJ 4,573 49,125
Nokian Renkaat OYJ, Class B 62,516 497,811
Olvi OYJ, A Shares 14,596 548,366
Oma Saastopankki OYJ 1,057 10,934
*Optomed Oy 13,372 58,067
Oriola OYJ, Class B 114,229 141,796
Orion OYJ, Class A 4,351 270,398
Orion OYJ, Class B 155,397 9,742,122
#Outokumpu OYJ 492,304 1,888,182
Pihlajalinna OYJ 1,414 22,342
Ponsse OYJ 172 5,299
Puuilo OYJ 104,731 1,492,926
#*QT Group OYJ 21,193 1,379,219
Raisio OYJ, Class V 124,334 346,982
Revenio Group OYJ 13,745 429,678
Sampo OYJ, A Shares 135,600 1,354,048
Sanoma OYJ 78,356 863,100
Scanfil OYJ 15,044 149,123
Siili Solutions OYJ 20 145
*SRV Group OYJ, Class B 36 214
Stora Enso OYJ, Class B 520,102 4,827,956
*Suominen OYJ 124 283
Taaleri PLC 26,574 216,290
ΩTerveystalo OYJ 111,571 1,552,380
#TietoEVRY OYJ 133,304 2,391,198
Tokmanni Group Corp. 54,918 867,001
Vaisala OYJ, A Shares 16,146 859,884
#Valmet OYJ 170,844 5,212,519
*YIT OYJ 137,735 401,760
TOTAL FINLAND 78,150,591
FRANCE — (5.4%)
*74Software SA 744 28,840
ABC arbitrage 21,555 147,506
*Air France-KLM 15,362 133,800
AKWEL SADIR, Class B 3,768 31,611
*Alstom SA 152,852 3,687,074
Alten SA 24,111 2,026,837
Arkema SA 69,156 5,239,567
#Assystem SA 1,623 70,477
Aubay 4,406 230,392
Ω#Ayvens SA 257,559 2,610,138
*Bastide le Confort Medical 484 14,993
#Beneteau SACA 45,124 411,640
Boiron SA, Class A 275 7,596
#Bonduelle SCA 29,773 278,202
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 248
Carrefour SA 328,490 5,076,528
Catana Group 7,555 29,157
CBo Territoria 132 558
*Cegedim SA 5,734 77,892
Cie des Alpes, Registered 24,551 483,373

Dimensional International Small Cap ETF
continued
Shares Value†
FRANCE — (Continued)
*Claranova SE, Registered 21,238 $ 57,338
Coface SA 180,160 3,688,396
Derichebourg SA 144,317 993,338
*Eagle Football Group 44 90
Edenred SE 106,560 3,316,600
Electricite de Strasbourg SA,
Class B 112 17,761
Ω*Elior Group SA 201,127 609,074
Elis SA 189,611 4,862,594
Equasens 1,461 64,356
#Eramet SA 16,880 932,554
Esso SA Francaise 4,500 722,803
Etablissements Maurel et
Prom SA 109,087 564,222
#*Euroapi SA 52,977 165,248
*Exail Technologies SA 242 13,026
Exel Industries SA, Class A 4 160
Ω*FDJ UNITED 115,413 4,124,798
*FIGEAC-AERO 4,745 46,495
Fnac Darty SA 15,301 533,196
Forvia SE 172,178 1,326,223
Gaztransport Et Technigaz SA 41,727 6,820,896
#*Genfit SA 16,976 68,815
Getlink SE 161,143 3,055,434
GL Events SACA 12,341 308,630
Groupe Crit SA 12 928
Guerbet 8,405 191,565
*Haulotte Group SA 146 445
*ID Logistics Group SACA 5,554 2,493,839
Imerys SA 52,235 1,738,594
#Infotel SA 4,472 222,659
#*Innate Pharma SA 24,377 53,592
Interparfums SA 11,201 442,909
Ipsen SA 9,358 1,086,111
IPSOS SA 41,789 1,975,203
#Jacquet Metals SACA 17,280 407,593
*JCDecaux SE 57,246 996,290
Kaufman & Broad SA 16,214 636,801
*Latecoere Saca 428,412 6,915
Laurent-Perrier 98 10,806
Lectra 2,275 58,834
Linedata Services 4 335
LISI SA 19,882 624,915
LNA Sante SA 1,605 41,781
#*Lumibird 1,028 13,205
Ω#Maisons du Monde SA 13,831 43,158
Manitou BF SA 14,090 325,142
Mersen SA 8,627 184,759
*Metropole Television SA 31,805 498,930
Neurones 1,484 80,636
Nexans SA 38,106 4,167,099
#*Nexity SA 66,070 689,841
NRJ Group 1,748 13,194
Oeneo SA 230 2,385
Opmobility, Registered 65,601 731,924
*OVH Groupe SAS 175 2,327
*Pierre Et Vacances SA 154,013 241,603
Pluxee NV 54,515 1,225,766
Shares Value†
FRANCE — (Continued)
*Prodways Group SA 386 $ 247
Quadient SA 34,754 658,181
*Remy Cointreau SA 24,943 1,342,278
Rexel SA 261,498 7,250,126
Robertet SA, Class A 401 372,419
Rubis SCA 117,440 3,812,762
Savencia SA 382 29,007
SCOR SE 174,883 5,482,861
SEB SA 28,781 2,705,682
Seche Environnement SACA 2,929 301,657
SES SA 307,948 1,630,581
Ω*SMCP SA 59,629 214,534
Societe BIC SA 27,411 1,776,091
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 19 2,194
*Societe LDC SADIR 5,863 510,521
Sodexo SA 54,669 3,473,908
*SOITEC 1,354 76,358
Sopra Steria Group 16,319 3,339,116
SPIE SA 164,676 8,056,900
Ω*SRP Groupe SA 858 585
*Stef SA 3,585 517,557
Sword Group 4,121 146,392
*Synergie SE 515 17,856
Technip Energies NV 127,042 4,346,896
Teleperformance SE 69,496 7,620,307
Television Francaise 1 SA 75,246 718,502
TFF Group 2,001 47,540
Thermador Groupe 6,002 450,986
#Trigano SA 11,041 1,309,056
*Ubisoft Entertainment SA 139,683 1,645,011
Valeo SE 366,228 3,608,576
*Vallourec SACA 259,029 4,801,032
#*Valneva SE 7,254 23,831
ΩVerallia SA 57,359 1,914,357
Vetoquinol SA 3,964 335,252
Vicat SACA 21,002 1,174,603
VIEL & Cie SA 8,926 136,980
Virbac SACA 2,854 1,006,216
*Viridien 17,045 1,013,167
Vivendi SE 1,310,466 4,072,768
#*Voltalia SA, Class A 45,072 374,020
Vranken-Pommery Monopole
SA 12 160
#VusionGroup 1,252 251,055
#Wavestone 3,400 181,460
Ω*Worldline SA 277,617 1,536,882
Ω*X-Fab Silicon Foundries SE 13,139 72,916
TOTAL FRANCE 150,447,946
GERMANY — (6.2%)
1&1 AG 32,406 576,139
7C Solarparken AG 43,066 98,400
Adesso SE 3,767 418,793
Adtran Networks SE 8,090 186,685
AIXTRON SE 39,593 531,762
All for One Group SE 2,084 134,085
AlzChem Group AG 6,963 894,418

Dimensional International Small Cap ETF
continued
Shares Value†
GERMANY — (Continued)
Amadeus Fire AG 1,488 $ 126,523
Atoss Software SE 8,698 1,307,122
ΩAumann AG 3,262 49,317
Aurubis AG 35,750 3,110,904
Ω*Auto1 Group SE 28,010 670,559
*Basler AG 1,338 13,537
*BayWa AG 4 96
Bechtle AG 92,300 3,924,088
ΩBefesa SA 38,243 1,160,723
Bijou Brigitte AG 4,780 230,388
Bilfinger SE 28,119 2,384,537
#Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 74,649 278,332
Brenntag SE 97,631 6,501,335
ΩBrockhaus Technologies AG 631 10,293
CANCOM SE 36,164 1,107,900
Carl Zeiss Meditec AG, Class
BR 16,651 1,137,575
*CECONOMY AG 195,413 694,175
CENIT AG 763 7,182
Cewe Stiftung & Co. KGAA 5,726 663,922
CTS Eventim AG & Co. KGaA 27,592 3,255,712
Dermapharm Holding SE 20,529 898,450
Deutsche Wohnen SE 5,673 144,130
Deutz AG 138,744 1,070,901
Draegerwerk AG & Co. KGaA 1,528 85,806
Duerr AG 77,746 1,833,841
ΩDWS Group GmbH & Co.
KGaA 31,470 1,649,877
Eckert & Ziegler SE 30,745 2,096,965
EDAG Engineering Group AG 90 675
Elmos Semiconductor SE 10,261 694,020
ElringKlinger AG 36,420 201,827
Energiekontor AG 6,210 298,252
Evonik Industries AG 130,235 2,923,885
#*Evotec SE 48,028 400,188
Fielmann Group AG 23,018 1,308,287
flatexDEGIRO AG 180,499 4,739,715
FORTEC Elektronik AG 12 209
#*Fraport AG Frankfurt Airport
Services Worldwide 48,701 3,224,774
Freenet AG 157,400 6,555,799
Friedrich Vorwerk Group SE 16,999 1,157,486
FUCHS SE 14,858 570,032
GEA Group AG, Registered 77,412 5,042,296
Gerresheimer AG 39,867 2,691,940
Gesco SE 2,211 40,465
GFT Technologies SE 24,503 690,775
*Grand City Properties SA 83,122 992,135
H&R GmbH & Co. KGaA 1,924 8,902
Hawesko Holding SE 104 2,920
*Heidelberger Druckmaschinen
AG 358,421 492,997
*HelloFresh SE, Registered 256,149 2,665,440
Hensoldt AG 85,456 6,625,099
*Highlight Communications AG 18 25
Hornbach Holding AG & Co.
KGaA 13,383 1,507,622
Shares Value†
GERMANY — (Continued)
HUGO BOSS AG 62,242 $ 2,587,462
Indus Holding AG 25,253 710,483
Init Innovation in Traffic
Systems SE 1,490 66,395
ΩInstone Real Estate Group
SE 40,711 375,780
IVU Traffic Technologies AG 4,601 98,066
Jenoptik AG 49,953 989,180
ΩJOST Werke SE 11,338 638,624
K+S AG, Class B 233,527 4,069,534
KION Group AG 73,826 3,123,569
Kloeckner & Co. SE 70,188 562,493
*Koenig & Bauer AG 12,056 223,112
Kontron AG 43,529 1,052,969
Krones AG 17,171 2,506,259
KWS Saat SE & Co. KGaA 14,236 898,145
LANXESS AG 130,034 3,875,743
*LEG Immobilien SE,
Registered 94,125 7,976,604
*LPKF Laser & Electronics SE 7,440 69,182
*Medios AG 6,272 83,275
MLP SE, Registered 40,868 370,260
#Mutares SE & Co. KGaA 17,618 640,873
#*Nagarro SE 7,190 510,827
#*Nordex SE 156,889 2,940,889
Norma Group SE 32,012 399,559
*Pentixapharm Holding AG 16,864 55,593
Pfeiffer Vacuum Technology
AG 873 154,415
#ProCredit Holding AG, Class
B 26,673 307,754
*ProSiebenSat.1 Media SE 263,666 1,841,796
*PSI Software SE, Registered 1,339 45,207
Puma SE 10,302 264,313
#*PVA TePla AG 38,554 713,492
*q.beyond AG 21,858 19,878
*QIAGEN NV 130,973 5,599,096
Rational AG 2,298 1,965,721
#RTL Group SA 57,028 2,333,759
SAF-Holland SE 1,262 22,838
Salzgitter AG, Class D 32,609 805,124
Schaeffler AG, Class A 167,390 718,500
Schloss Wachenheim AG 12 200
ΩScout24 SE 6,835 813,487
#*SFC Energy AG 4,433 114,894
#*SGL Carbon SE, Registered 12,510 49,844
Siltronic AG 11,209 453,610
Sixt SE 17,842 1,693,540
SMA Solar Technology AG 14,466 249,624
Stabilus SE 12,252 338,438
STRATEC SE 3,020 82,392
Stroeer SE & Co. KGaA 42,424 2,531,840
Suedzucker AG 85,591 1,155,873
SUSS MicroTec SE 24,988 950,436
*TAG Immobilien AG 222,210 3,612,144
Takkt AG 23,803 205,641
Ω*TeamViewer SE, Class R 256,845 3,932,820
Technotrans SE 30 614
thyssenkrupp AG 719,935 8,200,237

Dimensional International Small Cap ETF
continued
Shares Value†
GERMANY — (Continued)
*TUI AG 683,549 $ 5,241,811
United Internet AG 112,145 2,535,596
#Verbio SE 13,604 160,365
Vossloh AG, Class A 9,437 742,344
Wacker Chemie AG 13,134 985,386
Wacker Neuson SE 44,349 1,189,765
Washtec AG 3,686 178,078
*Westwing Group SE 600 5,211
Wuestenrot &
Wuerttembergische AG 30,596 493,876
Ω*Zalando SE 157,675 5,730,215
Zeal Network SE 1,494 76,084
TOTAL GERMANY 171,431,371
HONG KONG — (1.5%)
*Aidigong Maternal & Child
Health, Ltd. 3,933 664
Analogue Holdings, Ltd. 2,000 193
*AOM International Group Co.,
Ltd. 120,000 6,190
ASMPT, Ltd. 273,000 1,837,673
*Bank of East Asia, Ltd. (The) 741,011 1,020,542
Bright Smart Securities &
Commodities Group, Ltd. 1,070,000 945,169
Cafe de Coral Holdings, Ltd. 380,000 349,388
*Central New Energy Holding
Group, Ltd. 134,000 185,240
Chow Sang Sang Holdings
International, Ltd. 440,000 431,222
CITIC Telecom International
Holdings, Ltd. 2,913,000 886,518
#*CK Life Sciences Int'l
Holdings, Inc. 768,000 89,133
*C-Mer Medical Holdings, Ltd. 540,000 117,684
*Cowell e Holdings, Inc. 260,000 745,999
ΩCrystal International Group,
Ltd. 704,000 408,526
CTF Services, Ltd. 194,000 183,625
Dah Sing Banking Group, Ltd. 484,400 522,835
Dah Sing Financial Holdings,
Ltd. 202,800 740,098
Dream International, Ltd. 152,000 113,686
Emperor Watch & Jewellery,
Ltd. 10,000 280
*Energy International
Investments Holdings, Ltd. 152,000 9,408
*Esprit Holdings, Ltd. 470,000 5,940
ΩESR Group, Ltd. 1,558,800 2,484,528
Fairwood Holdings, Ltd. 500 332
*Far East Consortium
International, Ltd. 1,574,900 180,750
First Pacific Co., Ltd. 1,922,000 1,293,775
Ω#*FIT Hon Teng, Ltd. 1,620,000 405,277
Ω*Frontage Holdings Corp. 162,000 24,233
FSE Lifestyle Services, Ltd. 54,000 38,439
Giordano International, Ltd.,
Registered 1,162,000 223,269
Great Eagle Holdings, Ltd. 216,031 362,155
*<Greentech Technology
International, Ltd. 168,000 2,275
Shares Value†
HONG KONG — (Continued)
Guoco Group, Ltd. 2,000 $ 16,158
Guotai Junan International
Holdings, Ltd. 4,066,000 524,327
Hang Lung Group, Ltd. 764,000 1,097,523
*Hang Lung Properties, Ltd. 3,471,704 2,851,787
HKBN, Ltd. 481,500 314,803
*HKR International, Ltd. 800 90
*Hong Kong Technology
Venture Co., Ltd. 288,678 77,058
*Hongkong & Shanghai Hotels,
Ltd. (The) 224,500 155,463
ΩHonma Golf, Ltd. 500 222
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 1,210,000 157,595
Hysan Development Co., Ltd. 581,000 948,516
IGG, Inc. 1,089,000 525,212
ΩImpro Precision Industries,
Ltd. 200,000 59,577
Jacobson Pharma Corp., Ltd. 422,000 66,391
JBM Healthcare, Ltd. 113,018 32,500
Johnson Electric Holdings, Ltd. 475,219 867,745
Karrie International Holdings,
Ltd. 118,000 10,956
Kerry Properties, Ltd., Class B 459,500 1,079,615
KLN Logistics Group Ltd 323,500 261,146
#Kowloon Development Co.,
Ltd. 205,188 79,644
Luk Fook Holdings
International, Ltd., Registered 248,000 541,112
Man Wah Holdings, Ltd. 1,623,200 862,391
#*Melco International
Development, Ltd. 798,000 333,413
*Midland Holdings, Ltd., Class
B 540,000 68,939
#Modern Dental Group, Ltd.,
Class B 318,000 171,001
*Mongolian Mining Corp. 138,000 114,070
*NagaCorp, Ltd. 637,112 271,122
*New Focus Auto Tech
Holdings, Ltd. 5,504,000 30,520
*New World Development Co.,
Ltd. 64,000 39,284
#Nissin Foods Co., Ltd. 249,000 214,492
Oriental Watch Holdings,
Class B 412,000 186,483
Pacific Basin Shipping, Ltd. 7,995,000 1,793,919
#Pacific Textiles Holdings, Ltd. 1,027,000 162,896
Paradise Entertainment, Ltd. 196,000 41,198
PAX Global Technology, Ltd. 598,000 360,125
PCCW, Ltd. 2,143,000 1,428,722
Perfect Medical Health
Management, Ltd. 210,000 58,764
Pico Far East Holdings, Ltd. 52,000 12,808
Plover Bay Technologies, Ltd. 335,000 229,822
*Public Financial Holdings, Ltd. 2,000 336
#Sa Sa International Holdings,
Ltd., Class B 134,000 10,195
ΩSamsonite Group SA 339,300 609,932

Dimensional International Small Cap ETF
continued
Shares Value†
HONG KONG — (Continued)
#*Shandong Hi-Speed
Holdings Group, Ltd. 170,000 $ 138,987
Shangri-La Asia, Ltd. 974,000 545,109
*Shenwan Hongyuan HK, Ltd. 505,000 74,239
*Shun Tak Holdings, Ltd.,
Registered 568,000 41,018
*Sinohope Technology
Holdings, Ltd. 50,500 10,289
#*SJM Holdings, Ltd. 1,885,249 525,119
SmarTone
Telecommunications Holdings,
Ltd. 358,500 196,477
*Solomon Systech
International, Ltd. 1,176,000 59,143
Stella International Holdings,
Ltd. 513,500 920,429
SUNeVision Holdings, Ltd. 635,000 528,163
Tai Hing Group Holdings, Ltd. 2,000 253
#*Television Broadcasts, Ltd. 331,500 131,665
Texhong International Group,
Ltd. 311,500 135,772
*Theme International Holdings,
Ltd. 4,130,000 207,706
*TOM Group, Ltd. 2,000 120
*Tongda Group Holdings, Ltd. 3,630,000 35,108
Town Health International
Medical Group, Ltd. 650,000 20,871
*Transport International
Holdings, Ltd. 46,403 53,795
Tycoon Group Holdings, Ltd. 154,000 9,929
United Laboratories
International Holdings, Ltd.
(The) 984,000 1,763,782
*Unity Group Holdings
International, Ltd. 570,000 28,299
Value Partners Group, Ltd. 1,264,000 221,677
Vesync Co., Ltd. 145,000 104,150
Vitasoy International Holdings,
Ltd. 754,000 972,314
Viva Goods Company, Ltd. 600,000 27,854
*Vobile Group, Ltd. 229,000 96,269
Ω#*VPower Group
International Holdings, Ltd. 586,000 22,670
#VSTECS Holdings, Ltd. 802,000 615,356
VTech Holdings, Ltd. 140,500 945,762
Wynn Macau, Ltd., Class B 2,016,800 1,349,787
*Xingye Alloy Materials Group,
Ltd. 1,000 128
#*Xinyi Glass Holdings, Ltd. 2,112,072 1,980,059
Yue Yuen Industrial Holdings,
Ltd. 534,500 767,835
*Yunfeng Financial Group, Ltd. 2,000 348
*Zensun Enterprises, Ltd. 378,000 4,192
TOTAL HONG KONG 42,817,592
IRELAND — (0.2%)
Cairn Homes PLC 1,181,869 2,603,685
Dalata Hotel Group PLC 229,361 1,319,276
FBD Holdings PLC 6,506 95,405
Glanbia PLC 109,568 1,419,888
Shares Value†
IRELAND — (Continued)
Ω*Glenveagh Properties PLC 422,803 $ 793,987
Irish Continental Group PLC 33,035 192,494
*Permanent TSB Group
Holdings PLC 40,628 71,585
TOTAL IRELAND 6,496,320
ISRAEL — (1.1%)
*AFI Properties, Ltd. 80 4,047
Africa Israel Residences, Ltd. 6,529 431,134
*Alarum Technologies, Ltd. 42,712 29,812
*Alarum Technologies, Ltd.,
ADR 335 2,285
*Allot, Ltd., Registered 14,156 82,235
*Alrov Properties and
Lodgings, Ltd., Registered 48 2,554
Altshuler Shaham Finance,
Ltd. 12,177 17,344
Analyst IMS Investment
Management Services, Ltd. 483 11,976
Arad, Ltd. 7,147 101,341
*Argo Properties NV 17,843 547,197
*Ashdod Refinery, Ltd. 3,181 52,150
Atreyu Capital Markets, Ltd. 9,860 192,347
AudioCodes, Ltd. 3,812 35,857
AudioCodes, Ltd. 30,875 289,608
Aura Investments, Ltd. 57,471 300,380
Automatic Bank Services, Ltd. 29,274 180,999
*Avgol Industries 1953, Ltd. 1,020 426
#Ayalon Holdings, Ltd. 8,058 109,874
Azorim-Investment
Development & Construction
Co., Ltd. 87,394 401,301
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 14,463 1,931,553
Blue Square Real Estate, Ltd. 5,075 432,324
Carasso Motors, Ltd. 29,668 228,193
Castro Model, Ltd. 341 14,955
*Cellcom Israel, Ltd. 106,479 671,519
Danel Adir Yeoshua, Ltd. 5,993 647,874
Danya Cebus, Ltd. 7,194 206,783
*Delek Automotive Systems,
Ltd. 60,534 435,661
Delta Galil, Ltd. 7,958 375,042
Delta Israel Brands, Ltd. 8,073 181,934
Diplomat Holdings, Ltd. 3,937 45,287
#*Doral Group Renewable
Energy Resources, Ltd., Class
B 136,567 454,091
#Duniec Brothers, Ltd. 3,692 223,506
*El Al Israel Airlines 145,061 441,676
Electra Consumer Products
1970, Ltd. 15,911 438,104
#*Electra Real Estate, Ltd. 14,248 175,758
#*Electreon Wireless, Ltd. 9,788 213,832
*Enlight Renewable Energy,
Ltd. 1 10
*Equital, Ltd. 3,883 145,324
FMS Enterprises Migun, Ltd. 1,675 80,688
Formula Systems 1985, Ltd. 6,061 534,973
Fox Wizel, Ltd. 7,724 648,646

Dimensional International Small Cap ETF
continued
Shares Value†
ISRAEL — (Continued)
*Gilat Satellite Networks, Ltd. 56,659 $ 358,259
*Hagag Group Real Estate
Development 22,013 101,141
*Hamat Group, Ltd. 2,272 8,366
Hilan, Ltd. 1,660 105,875
IDI Insurance Co., Ltd. 10,730 500,962
Inrom Construction Industries,
Ltd. 142,410 594,834
#*Intercure, Ltd. 13,830 21,758
Israel Canada T.R, Ltd., Class
A 142,163 462,541
Israel Shipyards Industries,
Ltd. 4,654 168,304
*Israir Group, Ltd. 110,118 64,454
Isras Investment Co., Ltd. 1,443 311,278
#Issta, Ltd. 14,392 329,481
Kamada, Ltd. 1,423 9,272
Kamada, Ltd. 27,947 180,817
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 95,902 140,728
Kvutzat Acro, Ltd. 31,371 422,843
Lahav L.R. Real Estate, Ltd. 53,789 69,708
#Land Development Nimrodi
Group, Ltd. 25,676 201,793
Lapidoth Capital, Ltd. 16,465 282,828
M Yochananof & Sons, Ltd. 6,469 437,483
Magic Software Enterprises,
Ltd. 43,677 604,490
Magic Software Enterprises,
Ltd. 795 10,973
#*Malam - Team, Ltd. 8,300 169,122
Max Stock, Ltd. 75,559 288,611
Mediterranean Towers, Ltd. 97,951 296,352
Mega Or Holdings, Ltd. 21,882 742,619
Meitav Investment House, Ltd. 41,626 535,903
*Meshek Energy Renewable
Energies, Ltd. 206,985 160,057
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,802 191,256
Naphtha Israel Petroleum
Corp., Ltd. 19,820 127,339
*Nayax, Ltd. 9,370 392,922
Neto Malinda Trading, Ltd. 14,057 426,456
*Neto ME Holdings, Ltd. 2,374 110,250
*Nexxen International, Ltd. 8,943 88,804
Oil Refineries, Ltd. 2,418,908 606,214
One Software Technologies,
Ltd. 38,087 720,074
*OY Nofar Energy, Ltd. 17,916 418,625
Palram Industries 1990, Ltd. 14,898 317,033
Partner Communications Co.,
Ltd. 125,800 835,198
Paz Retail And Energy, Ltd. 4,669 657,295
#*Perion Network, Ltd. 32,540 306,618
Plasson Industries, Ltd., Class
B 3,913 214,518
*Pluri, Inc. 1 2
Shares Value†
ISRAEL — (Continued)
Polyram Plastic Industries, Ltd. 39,879 $ 108,381
Prashkovsky Investments and
Construction, Ltd. 12,568 323,607
*Priortech, Ltd. 15,324 619,437
Qualitau, Ltd. 8,209 460,185
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 8,130 621,750
#*Rani Zim Shopping Centers,
Ltd. 48,851 59,549
*Rapac Communication &
Infrastructure, Ltd. 20 230
Retailors, Ltd. 13,194 272,034
Sano-Brunos Enterprises, Ltd.,
Class 1 103 9,122
*Scope Metals Group, Ltd. 12,398 428,252
*Shikun & Binui Soltec
Renewable Energy 222,230 144,060
Suny Cellular Communication,
Ltd. 424 136
Tadiran Group, Ltd. 4,217 234,313
ΩTamar Petroleum, Ltd. 43,643 411,599
*TAT Technologies, Ltd. 10,544 290,036
Tel Aviv Stock Exchange, Ltd. 99,358 1,219,638
Telsys, Ltd. 710 33,417
Tiv Taam Holdings 1, Ltd. 28,819 60,219
Turpaz Industries, Ltd. 25,095 182,745
*Veridis Environment, Ltd. 24,760 159,145
YD More Investments, Ltd. 19,650 87,044
TOTAL ISRAEL 30,038,955
ITALY — (4.6%)
A2A SpA 1,868,434 4,755,512
*Abitare In SpA 7,354 26,751
ACEA SpA 27,888 656,225
Amplifon SpA 40,769 778,814
Ariston Holding NV, Class B 62,726 283,362
Arnoldo Mondadori Editore
SpA 145,366 354,450
Ascopiave SpA 80,884 302,959
*Avio SpA 4,991 108,591
Azimut Holding SpA 128,670 3,567,422
Banca Generali SpA 63,428 3,756,507
Banca IFIS SpA 66,492 1,667,402
Banca Mediolanum SpA 102,083 1,522,484
Banca Monte dei Paschi di
Siena SpA 1,635,821 13,790,211
Banca Popolare di Sondrio
SPA, Class R 546,558 6,834,305
Banca Profilo SpA 1,324 273
Ω*Banca Sistema SpA, Class
R 96,362 179,864
Banco di Desio e della Brianza
SpA 71,642 615,680
#BF SpA 16,734 83,508
#Biesse SpA 8,403 67,342
BPER Banca SPA 500,424 4,060,505
Brembo NV 137,868 1,288,252
Brunello Cucinelli SpA 44,153 4,974,929
Buzzi SpA 47,197 2,474,395
Cairo Communication SpA 93,899 306,877

Dimensional International Small Cap ETF
continued
Shares Value†
ITALY — (Continued)
ΩCarel Industries SpA 35,175 $ 706,139
Cembre SpA 4,247 235,596
Cementir Holding NV 53,715 881,715
*CIR SpA-Compagnie
Industriali 682,028 451,998
Comer Industries SpA, Class R 353 11,918
Credito Emiliano SpA 104,672 1,437,351
d'Amico International Shipping
SA 28,270 105,084
#Danieli & C Officine
Meccaniche SpA 16,369 563,807
Danieli & C Officine
Meccaniche SpA 53,901 1,459,500
Datalogic SpA, Class M 7,240 35,060
#Davide Campari-Milano NV,
Class M 33,231 222,270
De' Longhi SpA 10,974 339,312
DiaSorin SpA 7,424 848,144
El.En. SpA 22,361 224,576
Emak SpA 30,699 27,569
ΩEnav SpA 286,481 1,271,367
Equita Group SpA 13,467 65,674
ERG SpA 9,334 191,094
*Esprinet SpA, Class B 35,547 212,546
Fiera Milano SpA 30,760 179,028
Fila SpA 40,120 523,562
*Fincantieri SpA 137,523 1,789,972
FNM SpA, Registered 76,407 34,655
*Garofalo Health Care SpA 19,833 121,518
Gefran SpA 28 290
#*Geox SpA 384 162
GPI SpA 6,472 67,538
Hera SpA 763,996 3,618,060
IMMSI SpA, Registered 82,293 46,586
Intercos SpA 42,821 647,402
Interpump Group SpA, Class R 44,051 1,506,257
Iren SpA 637,853 1,822,851
Italgas SpA 522,259 4,298,233
Italmobiliare SpA 15,079 420,813
Iveco Group NV 208,452 3,318,598
#*Juventus Football Club SpA 4,711 16,580
Lottomatica Group Spa 23,463 534,499
LU-VE SpA, Registered 7,272 235,181
Maire SpA 176,525 1,906,317
MARR SpA 35,543 393,127
MFE-MediaForEurope NV,
Class A 57,335 278,952
MFE-MediaForEurope NV,
Class B 269,539 979,250
Moltiply Group SpA 16,708 826,188
*Newlat Food SpA 7,053 137,420
Ω*Nexi SpA 619,808 3,624,295
Orsero SpA 11,804 175,779
ΩOVS SpA 308,216 1,112,058
Pharmanutra SpA 2,323 142,068
#Piaggio & C SpA 203,873 400,005
ΩPirelli & C SpA 368,104 2,269,633
ΩRAI Way SpA 106,507 731,275
Reply SpA 24,907 4,439,488
Shares Value†
ITALY — (Continued)
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 132,626 $ 147,597
Sabaf SpA 44 748
#*Safilo Group SpA 129,451 105,950
*Saipem SpA 2,025,006 4,698,235
#Salvatore Ferragamo SpA 76,310 475,799
Sanlorenzo SpA 17,298 554,511
#Sesa SpA 11,442 963,797
Sogefi SpA 17,855 41,913
SOL SpA 24,049 1,100,344
ΩTechnogym SpA 183,528 2,478,473
*Telecom Italia SpA 5,012,379 2,231,839
#*Telecom Italia SpA 10,704,898 4,234,744
*TREVI - Finanziaria
Industriale SpA 113,907 34,896
TXT e-solutions SpA 13,264 474,953
Unipol Assicurazioni SpA 522,466 9,354,143
Webuild SpA 549,654 1,993,175
Wiit SpA 5,984 104,756
Zignago Vetro SpA 18,136 182,659
TOTAL ITALY 127,523,512
JAPAN — (23.1%)
&Do Holdings Co., Ltd. 13,200 126,411
77 Bank, Ltd. (The) 75,500 2,353,288
A&D HOLON Holdings Co.,
Ltd. 33,000 412,269
AB&Company Co., Ltd.,
Registered 3,400 21,596
#*Access Co., Ltd. 18,900 101,761
Achilles Corp. 2,500 23,626
#AD Works Group Co., Ltd. 61,800 114,380
Adastria Co., Ltd., Class B 14,400 293,876
ADEKA Corp. 78,400 1,410,639
#Ad-sol Nissin Corp. 15,100 106,602
Advan Group Co., Ltd. 17,800 101,204
Advanced Media, Inc. 16,900 104,263
Adways, Inc. 11,600 21,469
Aeon Delight Co., Ltd. 3,300 124,236
Aeon Fantasy Co., Ltd. 12,100 200,451
#Aeon Hokkaido Corp. 48,200 295,674
#Aeon Kyushu Co., Ltd. 1,600 28,559
AFC-HD AMS Life Science
Co., Ltd. 3,900 23,322
Ahresty Corp. 27,500 126,087
Ai Holdings Corp. 38,500 570,320
Aica Kogyo Co., Ltd. 54,000 1,253,085
Aichi Financial Group, Inc. 24,100 459,900
Aichi Steel Corp. 10,700 630,868
Aichi Tokei Denki Co., Ltd. 2,500 34,457
Aida Engineering, Ltd. 88,100 546,610
Aidma Holdings, Inc. 2,100 25,823
Ain Holdings, Inc. 31,700 1,227,864
Airman Corp. 12,100 157,103
Airport Facilities Co., Ltd. 31,700 148,233
Airtech Japan, Ltd. 4,400 32,451
Airtrip Corp. 30,000 198,331
Aisan Industry Co., Ltd. 72,500 980,458
#AIT Corp. 6,000 73,612

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
#*Akebono Brake Industry
Co., Ltd. 421,100 $ 304,075
Akita Bank, Ltd. (The) 11,000 187,935
Albis Co., Ltd. 3,400 70,960
Alconix Corp. 35,839 387,184
#Alinco, Inc. 12,000 84,969
#Alleanza Holdings Co., Ltd. 100 727
#Allied Telesis Holdings K.K.,
Class B 116,500 124,145
#Almado, Inc. 2,400 18,676
#*Almedio, Inc. 4,000 7,151
Alpen Co., Ltd. 30,300 506,204
Alpha Corp. 6,891 52,755
#AlphaPolis Co., Ltd. 9,100 80,767
Alps Alpine Co., Ltd.,
Registered 317,200 3,220,034
#Altech Corp. 9,900 185,660
Amano Corp. 40,300 1,175,605
#Amiyaki Tei Co., Ltd. 15,900 159,178
#Amvis Holdings, Inc. 125,700 404,489
#Anabuki Kosan, Inc. 1,400 21,603
Anest Iwata Corp. 26,600 207,370
Anicom Holdings, Inc., Class B 116,400 485,544
Anrakutei Co., Ltd. 300 14,849
Anritsu Corp. 23,200 232,342
Anycolor, Inc. 29,200 757,431
*AnyMind Group, Inc. 27,900 169,192
AOKI Holdings, Inc. 40,300 361,355
Aoyama Trading Co., Ltd. 94,500 1,359,464
Aoyama Zaisan Networks Co.,
Ltd. 13,300 179,863
#Aozora Bank, Ltd., Class A 69,000 950,540
Arakawa Chemical Industries,
Ltd. 7,700 57,329
Arata Corp. 18,100 403,519
Araya Industrial Co., Ltd. 2,100 67,870
#ARCLANDS Corp. 106,637 1,296,330
Arcs Co., Ltd. 39,000 784,976
ARE Holdings, Inc. 43,500 541,310
Arealink Co., Ltd. 13,000 199,685
#*Arent, Inc. 1,900 67,800
Argo Graphics, Inc. 16,500 583,006
Arisawa Manufacturing Co.,
Ltd. 89,700 818,141
Artience Co., Ltd. 34,000 699,117
Artner Co., Ltd. 6,700 88,118
As One Corp. 51,500 816,512
Asahi Co., Ltd. 23,000 223,324
Asahi Diamond Industrial Co.,
Ltd. 69,500 358,609
#Asahi Kogyosha Co., Ltd. 17,600 263,926
Asahi Net, Inc. 24,600 119,516
ASAHI YUKIZAI Corp. 17,100 448,360
Asanuma Corp., Registered 92,600 488,838
#Ascentech KK 14,700 128,615
Ashimori Industry Co., Ltd. 3,100 58,418
Asia Pile Holdings Corp. 39,000 245,801
ASKA Pharmaceutical
Holdings Co., Ltd. 29,400 479,007
Shares Value†
JAPAN — (Continued)
ASKUL Corp. 36,100 $ 384,436
Astena Holdings Co., Ltd. 44,900 151,723
Asukanet Co., Ltd. 2,600 7,656
#Atom Corp. 18,800 86,461
Atrae, Inc. 25,300 123,981
Aucnet, Inc. 7,600 65,855
Autobacs Seven Co., Ltd. 57,100 594,058
Avant Group Corp. 23,700 296,582
Avantia Co., Ltd. 100 540
Awa Bank, Ltd. (The) 36,300 694,749
Axell Corp. 10,100 74,631
Axial Retailing, Inc. 64,500 491,980
#AZ-COM MARUWA Holdings,
Inc. 43,500 402,552
AZOOM Co., Ltd. 2,200 120,457
Bando Chemical Industries,
Ltd. 28,700 299,797
Bank of Iwate, Ltd. (The) 10,100 205,484
Bank of Kochi, Ltd. (The) 900 4,783
Bank of Nagoya, Ltd. (The) 11,900 623,198
Bank of Saga, Ltd. (The) 8,900 135,522
Bank of the Ryukyus, Ltd. 42,700 322,705
Baroque Japan, Ltd. 5,700 29,531
Base Co., Ltd. 11,000 238,678
*baudroie, Inc. 2,600 103,533
Beauty Garage, Inc. 11,900 124,306
#Beenos, Inc. 20,001 559,478
Belc Co., Ltd., Class R 2,900 143,943
Bell System24 Holdings, Inc. 53,700 442,731
Belluna Co., Ltd. 56,500 388,180
#Bewith, Inc. 8,400 98,993
Bic Camera, Inc. 179,000 1,921,891
B-Lot Co., Ltd., Class B 15,700 144,518
#Bookoff Group Holdings, Ltd. 10,500 110,639
Bourbon Corp. 2,400 45,093
Br. Holdings Corp. 10,300 24,262
B-R31 Ice Cream Co., Ltd. 1,000 28,568
#BrainPad, Inc. 25,900 190,836
Broadmedia Corp. 2,600 31,060
#BRONCO BILLY Co., Ltd. 7,400 185,467
Buffalo, Inc. 6,300 91,073
#Bull-Dog Sauce Co., Ltd. 3,100 37,881
Bunka Shutter Co., Ltd. 45,200 648,023
Business Brain Showa-Ota,
Inc., Class G 4,300 81,243
Business Engineering Corp.,
Class G 3,700 98,440
C. Uyemura & Co., Ltd. 5,700 368,838
Canon Electronics, Inc. 28,700 468,206
Careerlink Co., Ltd. 9,800 147,577
Carlit Co., Ltd., Class B 32,487 243,243
#Carta Holdings, Inc. 7,800 82,954
Casio Computer Co., Ltd. 36,900 288,055
Cawachi, Ltd. 22,000 430,777
Celsys, Inc. 38,900 353,711
Central Automotive Products,
Ltd. 9,300 110,447
Central Glass Co., Ltd. 31,300 655,448

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
Central Security Patrols Co.,
Ltd. 4,200 $ 79,442
#Central Sports Co., Ltd. 2,900 48,794
#Ceres, Inc. 25,500 383,108
Change Holdings, Inc. 96,800 913,438
Charm Care Corp. KK 25,700 226,839
Chiba Kogyo Bank, Ltd. (The) 75,800 654,694
Chino Corp. 5,100 68,648
Chiyoda Corp. 88,800 212,288
Chori Co., Ltd. 7,100 179,939
Choushimaru Co., Ltd. 1,100 11,730
Chubu Shiryo Co., Ltd. 25,100 251,458
#Chubu Steel Plate Co., Ltd. 11,400 169,993
Chuetsu Pulp & Paper Co.,
Ltd. 7,700 81,837
Chugai Ro Co., Ltd. 4,100 108,651
Chugin Financial Group, Inc.,
Registered 101,329 1,132,705
#Chugoku Electric Power Co.,
Inc. (The) 261,700 1,390,327
Chugoku Marine Paints, Ltd. 60,700 880,882
Citizen Watch Co., Ltd. 222,100 1,283,023
CKD Corp. 55,200 806,096
CK-San-Etsu Co., Ltd. 400 10,348
#CMK Corp. 80,400 222,644
Coca-Cola Bottlers Japan
Holdings, Inc. 12,100 227,299
#Colowide Co., Ltd. 33,200 418,142
Computer Engineering &
Consulting, Ltd. 25,800 385,625
Comture Corp. 38,000 444,363
Copro-Holdings Co., Ltd. 5,900 69,035
Core Corp., Class D 4,700 58,157
Cosel Co., Ltd. 28,201 212,536
Cosmos Initia Co., Ltd. 11,200 95,558
Cota Co., Ltd. 14,391 143,870
#*Cover Corp. 24,900 380,727
CREAL, Inc. 2,500 90,613
Create Restaurants Holdings,
Inc. 80,900 787,221
Create SD Holdings Co., Ltd. 12,400 264,708
Creek & River Co., Ltd. 13,100 141,984
Cresco, Ltd. 27,100 227,987
Cross Cat Co., Ltd. 8,100 59,455
CrowdWorks, Inc. 16,600 130,924
CTI Engineering Co., Ltd. 19,000 318,354
CTS Co., Ltd. 9,300 52,224
Cube System, Inc. 1,300 9,187
*CUC, Inc. 11,600 91,245
Curves Holdings Co., Ltd. 76,400 367,431
#Cyber Security Cloud, Inc. 1,700 20,273
Cybozu, Inc. 25,800 534,666
Dai Nippon Toryo Co., Ltd. 15,000 133,238
Daicel Corp. 124,100 1,055,772
Dai-Dan Co., Ltd. 21,800 635,782
Daido Metal Co., Ltd. 31,800 110,355
Daido Steel Co., Ltd. 130,300 978,803
Daiei Kankyo Co., Ltd. 5,100 104,367
Shares Value†
JAPAN — (Continued)
#Daihatsu Infinearth Mfg Co.,
Ltd. 41,200 $ 519,910
Daihen Corp. 12,900 569,756
#Daiho Corp. 42,300 237,834
Daiichi Jitsugyo Co., Ltd. 13,000 207,978
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 21,270 99,908
Daiichikosho Co., Ltd. 68,364 799,913
Daiken Medical Co., Ltd. 10,800 35,965
Daiki Aluminium Industry Co.,
Ltd. 38,900 255,534
DAIKO XTECH Ltd 1,400 8,500
Daikoku Denki Co., Ltd. 2,300 41,327
#Daikokutenbussan Co., Ltd. 10,100 538,138
Daikyonishikawa Corp. 32,400 129,473
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 14,155 299,692
Daio Paper Corp. 86,999 555,637
Daiseki Co., Ltd. 28,862 738,547
Daiseki Eco. Solution Co Ltd 6,500 48,486
Daishi Hokuetsu Financial
Group, Inc. 43,600 950,617
Daishinku Corp. 26,300 96,062
Daisue Construction Co., Ltd. 19,500 279,567
#Daisyo Corp. 6,200 49,421
Daito Pharmaceutical Co., Ltd. 16,780 244,806
Daitron Co., Ltd. 7,000 157,039
Daiwabo Holdings Co., Ltd. 80,100 1,358,117
DCM Holdings Co., Ltd. 94,600 900,637
#*DD GROUP Co., Ltd. 11,300 97,916
Dear Life Co., Ltd. 32,400 252,358
Denka Co., Ltd. 149,300 2,037,384
Dentsu Soken, Inc. 3,100 135,614
Dexerials Corp. 104,800 1,229,916
#DIC Corp. 90,600 1,765,760
#Digital Arts, Inc. 16,800 831,520
#Digital Hearts Holdings Co.,
Ltd. 21,600 149,916
Digital Information
Technologies Corp. 11,200 191,430
dip Corp. 20,100 291,833
Direct Marketing MiX, Inc. 3,300 5,529
DKS Co., Ltd. 9,300 171,148
DMG Mori Co., Ltd. 80,900 1,402,875
Double Standard, Inc. 8,500 88,432
Doutor Nichires Holdings Co.,
Ltd. 45,600 850,045
Dowa Holdings Co., Ltd. 75,700 2,429,575
DTS Corp. 23,200 661,161
DyDo Group Holdings, Inc. 31,400 642,133
Eagle Industry Co., Ltd. 21,900 281,887
Earth Corp. 14,300 516,300
EAT&HOLDINGS Co., Ltd. 700 10,173
Ebara Foods Industry, Inc. 1,300 24,316
Ebara Jitsugyo Co., Ltd. 5,600 140,353
Ebase Co., Ltd. 24,400 91,004
Eco's Co., Ltd. 4,700 80,431
EDION Corp. 89,500 1,195,927

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
eGuarantee, Inc. 31,999 $ 396,622
#E-Guardian, Inc. 2,700 41,776
Ehime Bank, Ltd. (The) 28,227 205,410
Eiken Chemical Co., Ltd.,
Class P 4,100 63,667
Elan Corp., Class B 9,000 45,366
Elecom Co., Ltd. 37,000 435,264
EM Systems Co., Ltd. 32,700 172,395
en Japan, Inc. 28,900 331,872
Endo Lighting Corp. 8,800 95,810
Enomoto Co., Ltd. 3,600 32,860
#Enplas Corp. 900 25,522
#Envipro Holdings, Inc. 3,400 11,465
eRex Co., Ltd. 30,900 181,102
ERI Holdings Co., Ltd. 4,800 72,720
ES-Con Japan, Ltd. 42,500 316,128
Eslead Corp. 4,100 121,873
ESPEC Corp. 23,400 374,033
Eternal Hospitality Group Co.,
Ltd. 11,700 231,638
eWeLL Co., Ltd. 3,000 46,922
Exedy Corp., Class A 33,100 995,506
EXEO Group, Inc. 240,700 2,807,942
Ezaki Glico Co., Ltd. 38,600 1,274,850
F&M Co., Ltd. 1,800 27,119
Faithnetwork Co., Ltd. 2,300 31,524
FALCO HOLDINGS Co., Ltd. 7,200 116,702
Fast Fitness Japan, Inc. 4,600 47,535
*FDK Corp. 2,400 6,411
Feed One Co., Ltd. 26,054 165,486
#Ferrotec Holdings Corp. 148,000 2,548,289
#FFRI Security, Inc. 7,000 166,854
#Fibergate, Inc. 11,600 80,348
FIDEA Holdings Co., Ltd. 8,400 87,922
#FINDEX, Inc. 20,200 99,272
#Fintech Global, Inc. 262,500 202,433
First Bank of Toyama, Ltd.
(The) 90,400 692,703
#Fixstars Corp. 40,100 491,973
Focus Systems Corp. 9,900 77,179
#Forum Engineering, Inc. 25,000 182,628
#Forval Corp. 2,200 22,487
Foster Electric Co., Ltd. 91,800 782,591
FP Corp. 45,400 980,314
#FP Partner, Inc. 2,400 40,903
#France Bed Holdings Co.,
Ltd. 25,400 227,040
Freebit Co., Ltd. 11,000 116,987
Freund Corp. 100 526
*Fronteo, Inc. 26,400 110,494
Fudo Tetra Corp. 18,000 294,532
Fuji Co., Ltd. 5,400 78,782
Fuji Corp. 7,200 97,370
Fuji Corp. 51,100 761,270
Fuji Corp., Ltd. 14,400 70,970
Fuji Die Co., Ltd. 12,200 60,384
Fuji Kosan Co., Ltd. 7,900 73,993
Fuji Kyuko Co., Ltd. 29,500 429,967
Shares Value†
JAPAN — (Continued)
Fuji Oil Co., Ltd. 32,200 $ 707,479
Fuji Oil Co., Ltd. 101,700 197,497
Fuji Pharma Co., Ltd. 26,600 254,736
Fuji Seal International, Inc. 40,800 729,389
Fujibo Holdings, Inc. 10,200 355,756
Fujicco Co., Ltd. 23,200 263,814
Fujikura Composites, Inc. 21,500 199,716
Fujimi, Inc. 50,200 657,766
#Fujio Food Group, Inc. 19,300 162,773
Fujita Kanko, Inc. 11,300 710,607
Fujitsu General, Ltd. 58,000 1,139,750
#Fujiya Co., Ltd. 15,100 249,514
#FuKoKu Co., Ltd. 14,500 163,562
Fukuda Corp. 4,600 171,565
Fukuda Denshi Co., Ltd. 7,900 335,628
Fukui Bank, Ltd. (The) 12,200 149,506
Fukui Computer Holdings, Inc. 12,300 302,671
Fukuyama Transporting Co.,
Ltd. 16,699 413,846
FULLCAST Holdings Co., Ltd. 24,700 276,888
Fumakilla, Ltd. 100 777
Funai Soken Holdings, Inc. 21,500 343,662
#*Furukawa Battery Co., Ltd.
(The) 11,400 110,212
Furukawa Co., Ltd. 37,400 551,404
Furukawa Electric Co., Ltd. 20,300 635,585
Furuno Electric Co., Ltd. 76,500 1,355,805
#Furuya Metal Co., Ltd. 8,101 145,561
Furyu Corp. 26,200 171,005
Fuso Chemical Co., Ltd. 23,200 562,759
Fuso Pharmaceutical
Industries, Ltd. 8,800 147,880
Futaba Industrial Co., Ltd. 78,000 431,997
Future Corp. 35,600 448,744
G-7 Holdings, Inc. 24,100 240,932
#*GA Technologies Co., Ltd. 15,300 154,566
Gakken Holdings Co., Ltd. 45,800 322,693
Gakkyusha Co., Ltd. 2,800 43,048
Gakujo Co., Ltd. 10,700 124,973
Galilei Co., Ltd. 14,100 283,107
Gecoss Corp. 9,100 74,515
*Geniee, Inc. 1,700 18,247
Genki Global Dining Concepts
Corp. 13,400 309,542
Genky DrugStores Co., Ltd. 19,300 498,601
GENOVA, Inc. 5,800 39,808
Geo Holdings Corp.,
Registered 58,200 793,599
Gift Holdings, Inc. 11,800 297,813
#giftee, Inc. 45,600 494,235
Giken, Ltd. 23,601 236,275
Global Link Management KK 3,200 43,343
Global, Ltd. The 9,700 66,643
GLOBERIDE, Inc. 23,100 303,001
Glory, Ltd. 56,000 986,988
GLTECHNO HOLDINGS, Inc. 3,860 75,771
#GMO Financial Gate, Inc. 2,800 104,823
GMO Financial Holdings, Inc. 59,300 317,619
GMO GlobalSign Holdings KK 6,600 102,350

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
#*GNI Group, Ltd. 80,900 $ 1,337,368
Godo Steel, Ltd. 24,900 648,510
*Gokurakuyu Holdings Co.,
Ltd. 6,700 23,251
Goldwin, Inc. 7,400 424,213
#Good Com Asset Co., Ltd. 24,900 212,621
Gourmet Kineya Co., Ltd. 9,000 63,159
#Grandy House Corp. 22,500 86,757
#Greens Co., Ltd. 13,200 211,270
gremz, Inc. 10,100 167,318
GS Yuasa Corp. 207,600 3,647,991
GSI Creos Corp. 4,200 56,563
G-Tekt Corp. 39,500 453,873
Gumi, Inc. 7,900 26,917
Gunma Bank, Ltd. (The) 97,800 811,800
Gunze, Ltd. 24,400 438,940
H.U. Group Holdings, Inc.,
Class B 60,601 1,189,588
H2O Retailing Corp. 142,000 1,942,246
Hagihara Industries, Inc. 15,200 153,876
Hagiwara Electric Holdings
Co., Ltd. 7,101 153,828
#Hakudo Co., Ltd. 3,400 51,129
#Hakuto Co., Ltd. 5,500 150,957
Halows Co., Ltd. 12,100 367,733
Hamakyorex Co., Ltd. 82,100 767,241
Hamee Corp., Class A 7,400 62,047
Hanwa Co., Ltd., Class B 30,600 1,017,926
Happinet Corp., Class B 18,000 675,126
Hard Off Corp. Co., Ltd. 10,400 136,708
Harima Chemicals Group, Inc. 7,000 39,309
Harmonic Drive Systems, Inc. 4,300 101,139
Hashimoto Sogyo Holdings
Co., Ltd. 1,300 11,301
Hazama Ando Corp. 174,200 1,739,069
#*Headwaters Co., Ltd. 1,800 46,943
Heiwa Corp. 53,400 830,351
Heiwado Co., Ltd. 36,100 673,711
#Hennge K.K. 20,300 243,788
Hibino Corp. 3,700 60,595
Hiday Hidaka Corp. 38,900 845,415
*Hino Motors, Ltd. 890,400 2,833,375
Hioki EE Corp. 9,900 394,917
Hirakawa Hewtech Corp. 9,490 79,438
*Hiramatsu, Inc. 12,700 13,177
#Hirano Tecseed Co., Ltd. 3,900 43,309
Hirata Corp. 29,103 299,926
Hirogin Holdings, Inc. 309,100 2,557,053
Hirose Tusyo, Inc. 500 14,547
HIS Co., Ltd. 61,000 723,584
Hochiki Corp. 14,600 249,748
Hodogaya Chemical Co., Ltd. 13,200 137,423
Hogy Medical Co., Ltd. 14,000 401,430
Hokkaido Coca-Cola Bottling
Co., Ltd. 1,400 31,751
#Hokkaido Electric Power Co.,
Inc. 321,100 1,524,009
Hokkaido Gas Co., Ltd. 61,700 241,367
Hokkan Holdings, Ltd. 3,300 42,106
Shares Value†
JAPAN — (Continued)
#Hokko Chemical Industry
Co., Ltd. 25,200 $ 215,712
Hokkoku Financial Holdings,
Inc. 20,500 761,708
#Hokuetsu Corp. 41,800 320,592
Hokuhoku Financial Group,
Inc. 123,200 2,198,149
Hokuriku Electric Industry Co.,
Ltd. 5,700 61,979
Hokuriku Electric Power Co. 182,500 937,193
Hokuto Corp. 27,200 350,869
H-One Co., Ltd. 24,600 194,365
Honeys Holdings Co., Ltd. 27,900 317,454
Hoosiers Holdings Co., Ltd. 29,800 247,567
Horiba, Ltd. 5,400 369,452
Hosokawa Micron Corp. 11,100 308,939
#Hotland Holdings Co., Ltd. 7,900 120,627
House Foods Group, Inc. 38,300 751,957
Howa Machinery, Ltd. 29,800 233,361
HS Holdings Co., Ltd.,
Registered 5,900 40,163
Hurxley Corp. 1,900 9,018
Hyakugo Bank, Ltd. (The) 137,600 662,726
Hyakujushi Bank, Ltd. (The),
Class R 38,000 879,136
#I K K Holdings Inc 3,300 18,277
IBJ, Inc. 26,700 122,232
#Ichibanya Co., Ltd. 49,300 329,035
Ichigo, Inc. 106,900 287,785
Ichiken Co., Ltd. 4,200 83,358
#Ichikoh Industries, Ltd. 44,100 121,504
Ichinen Holdings Co., Ltd. 19,100 226,297
Ichiyoshi Securities Co., Ltd. 40,800 206,803
ID Holdings Corp. 6,600 90,644
IDEA Consultants, Inc. 3,700 75,925
Idec Corp. 32,700 524,750
IDOM, Inc. 109,900 849,059
#IG Port, Inc. 5,900 85,580
Iino Kaiun Kaisha, Ltd. 121,300 883,558
I'll, Inc. 15,400 251,232
IMAGICA GROUP, Inc. 22,400 88,884
Imuraya Group Co., Ltd. 6,400 110,645
Inaba Denki Sangyo Co., Ltd. 24,000 632,305
Inaba Seisakusho Co., Ltd. 10,700 127,749
Inabata & Co., Ltd. 50,500 1,085,127
#I-NE Co., Ltd. 10,500 120,282
I-Net Corp., Registered 12,400 167,953
Infomart Corp. 315,100 837,233
INFRONEER Holdings, Inc. 178,700 1,529,674
Innotech Corp. 15,500 130,616
Insource Co., Ltd. 76,800 489,422
#Intage Holdings, Inc. 4,200 49,261
Intelligent Wave, Inc. 12,600 94,518
Inter Action Corp. 13,400 114,141
#Inui Global Logistics Co., Ltd. 25,200 257,229
#IPS, Inc. 7,500 110,576
Iriso Electronics Co., Ltd. 37,700 675,027
ISB Corp. 8,600 81,394
#Ise Chemicals Corp. 400 62,339

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
#Iseki & Co., Ltd. 18,100 $ 130,700
Ishihara Chemical Co., Ltd. 1,500 21,905
Ishihara Sangyo Kaisha, Ltd.,
Class A 37,600 462,619
#*Istyle, Inc. 420,902 1,386,876
Itfor, Inc. 17,200 178,222
#ITmedia, Inc. 16,200 175,583
Ito En, Ltd. 79,800 1,911,642
Itochu Enex Co., Ltd. 50,100 541,603
Itochu-Shokuhin Co., Ltd. 5,000 337,563
Itoham Yonekyu Holdings, Inc. 21,400 671,375
Itoki Corp. 59,700 750,017
IwaiCosmo Holdings, Inc. 22,500 330,149
#Iwaki Co., Ltd. 5,800 98,483
Iwatani Corp. 140,600 1,344,493
Izumi Co., Ltd. 45,500 1,050,417
J Trust Co., Ltd. 175,936 482,270
JAC Recruitment Co., Ltd. 39,800 232,148
*Jade Group, Inc. 5,200 44,658
#JALCO Holdings, Inc. 55,300 119,021
JANOME Corp. 19,800 156,718
Japan Aviation Electronics
Industry, Ltd. 45,900 736,575
Japan Business Systems, Inc. 5,600 40,634
#Japan Cash Machine Co.,
Ltd. 38,200 273,431
*Japan Communications, Inc. 172,699 193,717
#Japan Electronic Materials
Corp. 59,200 771,957
Japan Elevator Service
Holdings Co., Ltd. 37,900 819,696
#Japan Engine Corp. 2,000 46,971
#Japan Eyewear Holdings
Co., Ltd. 4,500 72,939
#Japan Hospice Holdings, Inc. 14,600 151,589
#Japan Investment Adviser
Co., Ltd. 22,200 253,532
Japan Lifeline Co., Ltd. 69,200 741,775
Japan Material Co., Ltd. 18,900 158,737
Japan Medical Dynamic
Marketing, Inc. 13,400 52,420
Japan Property Management
Center  Co., Ltd. 11,500 94,328
Japan Pulp & Paper Co., Ltd. 79,200 340,920
Japan Securities Finance Co.,
Ltd. 69,300 827,869
Japan Steel Works, Ltd. (The) 23,600 972,193
Japan System Techniques
Co., Ltd. 14,000 183,146
Japan Transcity Corp. 30,200 186,315
Japan Wool Textile Co., Ltd.
(The) 49,400 511,524
JBCC Holdings, Inc. 53,100 445,230
JCR Pharmaceuticals Co., Ltd. 68,600 238,061
JCU Corp. 20,800 459,338
JDC Corp. 73,800 248,863
Jeol, Ltd. 86,200 2,771,405
JFE Systems, Inc. 2,400 26,618
Jichodo Co., Ltd. 200 13,573
Shares Value†
JAPAN — (Continued)
#*JIG-SAW, Inc. 900 $ 19,118
JINS Holdings, Inc. 15,000 942,232
#JINUSHI Co., Ltd. 31,700 457,365
JK Holdings Co., Ltd. 7,200 51,385
J-Lease Co., Ltd. 13,700 130,815
JM Holdings Co., Ltd. 17,500 302,177
JMS Co., Ltd. 3,200 10,275
J-Oil Mills, Inc. 23,400 336,301
Joshin Denki Co., Ltd. 24,800 386,500
Joyful Honda Co., Ltd. 45,600 648,323
#JP-Holdings, Inc. 81,100 361,038
#JSB Co., Ltd. 11,100 282,480
JSP Corp. 17,300 238,445
JTEKT Corp. 279,651 2,163,453
*Juki Corp., Registered 22,100 61,354
Juroku Financial Group, Inc. 8,400 283,258
Justsystems Corp. 25,300 604,830
JVCKenwood Corp.,
Registered 180,300 1,348,711
Kadoya Sesame Mills, Inc. 1,000 25,484
Kaga Electronics Co., Ltd.,
Class B 24,400 437,914
Kagome Co., Ltd. 104,100 2,144,180
Kakiyasu Honten Co., Ltd.,
Class B 6,000 114,246
Kamakura Shinsho, Ltd. 30,900 102,032
Kameda Seika Co., Ltd. 15,600 433,090
Kamei Corp. 20,800 279,978
Kamigumi Co., Ltd. 9,600 235,154
Kanaden Corp. 10,900 111,644
Kanadevia Corp. 156,014 999,697
#Kanagawa Chuo Kotsu Co.,
Ltd. 5,100 131,576
Kanamic Network Co., Ltd. 32,600 95,304
Kanamoto Co., Ltd. 36,400 815,325
Kaneka Corp. 30,100 735,618
#Kaneko Seeds Co., Ltd. 3,300 33,176
Kanematsu Corp. 69,400 1,202,726
#Kanro, Inc. 5,400 156,162
Kanto Denka Kogyo Co., Ltd. 121,100 732,679
#Kappa Create Co., Ltd. 20,900 215,681
#Kasumigaseki Capital Co.,
Ltd. 3,200 275,266
Katitas Co., Ltd. 28,100 407,001
Kato Sangyo Co., Ltd. 3,700 129,697
Kato Works Co., Ltd. 23,300 194,384
KAWADA TECHNOLOGIES,
Inc. 16,000 364,554
Kawai Musical Instruments
Manufacturing Co., Ltd. 3,500 66,840
#KeePer Technical Laboratory
Co., Ltd. 16,801 488,812
Keihan Holdings Co., Ltd. 43,600 1,068,603
Keihanshin Building Co., Ltd. 27,600 290,628
Keikyu Corp. 97,100 1,012,253
KEIWA, Inc. 37,501 240,822
Keiyo Bank, Ltd. (The) 174,100 1,009,399
Kenko Mayonnaise Co., Ltd. 15,133 203,167
KeyHolder, Inc. 4,400 23,259

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
#KH Neochem Co., Ltd. 78,000 $ 1,380,749
Kibun Foods, Inc. 13,700 104,690
Kimura Chemical Plants Co.,
Ltd. 35,900 173,158
Kimura Unity Co., Ltd. 9,000 48,836
Kinki Sharyo Co., Ltd. (The) 2,700 27,769
Kintetsu Department Store
Co., Ltd. 12,200 170,718
Ki-Star Real Estate Co., Ltd. 13,500 468,487
Kitagawa Corp. 5,000 43,466
#Kita-Nippon Bank, Ltd. (The) 4,884 104,261
Kitz Corp. 127,400 974,435
Kiyo Bank, Ltd. (The), Class B 66,200 1,121,279
#*KLab, Inc., Class B 24,900 20,075
#KNT-CT Holdings Co., Ltd. 4,801 39,481
#Koa Corp. 37,600 216,416
Koa Shoji Holdings Co., Ltd. 2,100 9,938
Koatsu Gas Kogyo Co., Ltd. 12,300 81,402
Kobe Electric Railway Co., Ltd. 6,500 110,870
Kohnan Shoji Co., Ltd., Class
R 15,700 413,303
#Kohoku Kogyo Co., Ltd. 9,500 122,413
#Kohsoku Corp. 5,500 81,667
Koike-ya, Inc. 400 13,096
#Kojima Co., Ltd. 18,300 135,480
Kokuyo Co., Ltd. 49,300 1,011,818
KOMEDA Holdings Co., Ltd. 58,400 1,179,546
Komehyo Holdings Co., Ltd. 12,000 241,952
Komeri Co., Ltd. 27,000 576,381
#Konaka Co., Ltd. 4,100 6,755
Kondotec, Inc., Class B 9,400 94,303
*Konica Minolta, Inc. 657,000 2,016,507
Konishi Co., Ltd. 47,400 372,182
Konoike Transport Co., Ltd. 12,300 225,580
Konoshima Chemical Co., Ltd. 9,500 86,049
#Kosaido Holdings Co., Ltd. 238,600 821,317
Koshidaka Holdings Co., Ltd. 93,100 661,177
#Kotobuki Spirits Co., Ltd.,
Class R 61,200 910,878
#Kourakuen Corp. 18,000 131,744
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 2,500 45,026
KPP Group Holdings Co., Ltd. 72,100 329,565
Krosaki Harima Corp. 24,800 433,791
KRS Corp. 14,300 183,763
K's Holdings Corp. 308,900 2,965,778
KU Holdings Co., Ltd. 20,200 153,511
*kubell Co., Ltd. 29,600 102,513
Kumagai Gumi Co., Ltd. 14,100 421,596
Kumiai Chemical Industry Co.,
Ltd. 161,800 862,086
#Kura Sushi, Inc. 33,601 745,563
Kurabo Industries, Ltd. 9,300 407,494
Kureha Corp. 17,100 299,586
Kurimoto, Ltd. 7,200 239,007
Kuriyama Holdings Corp. 7,200 66,074
Kushikatsu Tanaka Holdings
Co. 1,100 10,665
Shares Value†
JAPAN — (Continued)
Kusuri no Aoki Holdings Co.,
Ltd. 47,000 $ 1,123,598
KYB Corp. 44,700 915,372
Kyodo Printing Co., Ltd. 22,000 163,488
Kyoei Steel, Ltd. 32,100 451,434
Kyokuto Boeki Kaisha, Ltd. 10,900 118,751
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 70,300 1,182,345
Kyokuyo Co., Ltd. 17,200 507,656
Kyorin Pharmaceutical Co.,
Ltd. 53,800 555,953
KYORITSU Co., Ltd. 12,500 14,284
Kyoritsu Maintenance Co., Ltd. 47,500 1,005,346
Kyosan Electric Manufacturing
Co., Ltd. 38,900 130,630
Kyudenko Corp. 28,100 945,400
Kyushu Financial Group, Inc. 519,120 2,609,430
LA Holdings Co., Ltd. 7,400 357,964
#Lacto Japan Co., Ltd. 11,900 294,079
LAND Co., Ltd. 490,800 24,086
LEC, Inc. 12,200 107,511
Leopalace21 Corp. 256,300 1,049,349
Life Corp. 17,900 259,264
Lifedrink Co., Inc. 71,500 851,644
LIFULL Co., Ltd. 171,200 181,234
#LIKE, Inc. 8,100 85,009
Linical Co., Ltd. 100 207
Link And Motivation, Inc. 62,900 253,117
Lintec Corp. 59,200 1,130,544
LITALICO, Inc. 30,200 262,535
Loadstar Capital KK 19,300 342,323
Look Holdings, Inc. 3,200 54,672
#*Luckland Co., Ltd. 6,400 75,827
M&A Capital Partners Co., Ltd. 20,200 389,867
Mabuchi Motor Co., Ltd. 128,800 1,885,407
Macbee Planet, Inc. 7,100 141,413
Macnica Holdings, Inc. 113,600 1,583,264
Maeda Kosen Co., Ltd. 37,400 535,672
Maezawa Industries, Inc. 14,500 142,621
Makino Milling Machine Co.,
Ltd. 18,800 1,484,072
#Mamiya-Op Co., Ltd. 10,100 97,644
Mammy Mart Corp. 2,000 78,239
#Management Solutions Co.,
Ltd. 12,900 174,725
Mandom Corp. 65,401 624,024
Mani, Inc. 72,000 579,725
MarkLines Co., Ltd. 12,300 196,693
Marubun Corp. 27,100 176,310
#Maruchiyo Yamaokaya Corp. 2,800 87,745
Marudai Food Co., Ltd. 22,400 292,092
Maruha Nichiro Corp. 53,100 1,214,703
MARUKA FURUSATO Corp. 25,300 407,418
Maruwa Co., Ltd. 300 61,119
Maruzen CHI Holdings Co.,
Ltd. 100 228
Maruzen Showa Unyu Co.,
Ltd. 10,400 437,465
#Marvelous, Inc. 39,700 131,647

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
Matching Service Japan Co.,
Ltd. 11,300 $ 72,091
Matsuda Sangyo Co., Ltd. 19,300 490,483
Matsui Securities Co., Ltd. 84,400 434,899
#Matsuoka Corp. 1,700 21,631
Matsuya Co., Ltd. 48,200 305,812
Matsuyafoods Holdings Co.,
Ltd. 7,100 295,667
Max Co., Ltd. 4,700 138,555
Maxell, Ltd. 76,700 939,392
Maxvalu Tokai Co., Ltd. 5,100 108,693
MCJ Co., Ltd. 38,500 361,410
MEC Co., Ltd. 17,800 294,129
Media Do Co., Ltd. 12,200 149,335
#Medical Data Vision Co., Ltd. 16,200 49,404
#Medical System Network Co.,
Ltd., Class B 26,600 87,647
#Medius Holdings Co., Ltd. 2,000 13,517
#*Medley, Inc. 35,000 848,990
MedPeer, Inc. 2,500 8,062
Megmilk Snow Brand Co., Ltd. 64,400 1,185,151
Meidensha Corp. 50,800 1,396,074
Meiho Facility Works, Ltd. 3,700 23,164
Meiji Electric Industries Co.,
Ltd. 7,300 78,558
#Meiji Shipping Group Co.,
Ltd. 13,300 58,183
Meiko Electronics Co., Ltd. 20,400 892,429
MEITEC Group Holdings, Inc. 38,300 787,132
Meiwa Corp. 53,800 257,232
#Meiwa Estate Co., Ltd. 15,700 103,133
Menicon Co., Ltd. 147,001 1,453,109
*Mercari, Inc. 193,000 3,111,354
METAWATER Co., Ltd. 39,000 556,674
#Micronics Japan Co., Ltd. 47,700 1,008,241
#Midac Holdings Co., Ltd. 12,800 204,420
Mie Kotsu Group Holdings, Inc. 50,900 178,421
#Migalo Holdings, Inc. 4,700 67,482
Mikuni Corp. 6,400 12,832
Milbon Co., Ltd. 41,500 787,290
MIMAKI ENGINEERING Co.,
Ltd. 33,400 337,653
Mipox Corp. 9,900 34,356
#Mirai Industry Co., Ltd. 4,300 106,867
MIRAIT ONE Corp. 80,400 1,265,409
Mirarth Holdings, Inc. 248,500 860,621
Miroku Jyoho Service Co., Ltd. 16,900 219,070
Mitachi Co., Ltd. 1,400 11,346
Mitani Corp. 12,028 158,951
Mitsuba Corp. 56,700 333,109
Mitsubishi Kakoki Kaisha, Ltd. 14,700 130,779
Mitsubishi Logisnext Co., Ltd. 22,800 320,805
Mitsubishi Logistics Corp. 98,600 678,946
Mitsubishi Materials Corp. 259,000 4,073,657
Mitsubishi Paper Mills, Ltd. 63,500 340,115
Mitsubishi Research Institute,
Inc. 6,100 191,587
Mitsubishi Shokuhin Co., Ltd. 2,700 101,080
Shares Value†
JAPAN — (Continued)
Mitsubishi Steel Manufacturing
Co., Ltd. 16,800 $ 185,149
Mitsuboshi Belting, Ltd. 32,700 819,563
Mitsui DM Sugar Co Ltd 19,600 469,938
Mitsui E&S Co., Ltd. 474,100 6,049,229
Mitsui High-Tec, Inc. 145,100 679,520
Mitsui Mining & Smelting Co.,
Ltd. 133,500 3,624,828
Mitsui-Soko Holdings Co., Ltd. 46,500 958,427
Mitsuuroko Group Holdings
Co., Ltd. 24,500 309,685
Miura Co., Ltd. 9,300 198,531
#Miyaji Engineering Group,
Inc. 29,800 382,946
Miyazaki Bank, Ltd. (The) 16,500 363,222
Miyoshi Oil & Fat Co., Ltd. 9,700 114,858
Mizuho Medy Co., Ltd. 19,600 206,800
Mizuno Corp. 56,700 1,011,648
Mochida Pharmaceutical Co.,
Ltd. 17,700 383,434
Modec, Inc. 44,300 1,343,224
#Monogatari Corp. (The) 29,900 779,781
Morinaga & Co., Ltd. 87,400 1,559,708
Morinaga Milk Industry Co.,
Ltd. 111,100 2,643,532
Moriroku Co., Ltd. 10,500 161,799
Morita Holdings Corp. 28,000 417,330
#Morito Co., Ltd. 8,800 87,790
#Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 8,100 158,434
Morozoff, Ltd. 7,800 97,664
Mory Industries, Inc. 9,000 64,295
MOS Food Services, Inc. 19,700 510,316
MrMax Holdings, Ltd. 4,500 21,263
MTI, Ltd. 7,900 44,529
Mugen Estate Co., Ltd. 12,200 189,192
m-up Holdings, Inc. 38,000 502,706
Musashi Seimitsu Industry
Co., Ltd. 63,400 1,083,632
Musashino Bank, Ltd. (The) 28,800 636,007
Muto Seiko Co. 2,100 21,230
Nabtesco Corp. 195,000 2,934,433
#Nachi-Fujikoshi Corp. 18,800 401,332
Nafco Co., Ltd. 11,200 142,591
#Nagano Keiki Co., Ltd. 5,400 71,437
Nagase & Co., Ltd. 70,500 1,241,065
Nagase Brothers, Inc. 5,200 67,078
Nagoya Railroad Co., Ltd. 202,800 2,475,997
Nakamoto Packs Co., Ltd. 1,000 11,918
Nakanishi, Inc. 43,000 561,315
Nakayama Steel Works, Ltd. 79,200 404,218
#Namura Shipbuilding Co.,
Ltd. 336,000 4,734,717
Nankai Electric Railway Co.,
Ltd. 96,300 1,525,448
Nanto Bank, Ltd. (The) 39,500 1,077,222
Nanyo Corp. 4,600 38,118
#Natori Co., Ltd. 4,900 70,800

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
NCD Co., Ltd. 4,300 $ 81,092
NEOJAPAN, Inc. 1,000 10,782
*Net Protections Holdings, Inc. 59,300 194,147
New Art Holdings Co., Ltd. 1,100 10,712
New Japan Chemical Co., Ltd.,
Class B 900 1,211
#Nextage Co., Ltd. 60,400 755,847
#*NexTone, Inc. 2,400 21,318
NHK Spring Co., Ltd. 61,100 679,793
Nicca Chemical Co., Ltd. 1,500 13,881
Nice Corp. 800 8,867
Nichias Corp. 45,300 1,523,762
Nichiban Co., Ltd. 5,700 81,520
Nichicon Corp. 58,300 478,204
Nichiden Corp. 10,700 213,640
Nichiha Corp. 20,200 410,543
Nichimo Co., Ltd. 6,200 86,063
Nichireki Group Co., Ltd. 11,700 202,519
Nichirin Co., Ltd. 5,900 145,391
Nifco, Inc. 33,600 834,818
#Nihon Chouzai Co., Ltd. 9,700 199,590
Nihon Dempa Kogyo Co., Ltd. 31,500 171,589
Nihon Denkei Co., Ltd. 300 4,036
Nihon Flush Co., Ltd. 11,600 66,523
Nihon House Holdings Co.,
Ltd. 20,900 48,059
Nihon M&A Center Holdings,
Inc. 492,200 2,011,726
Nihon Nohyaku Co., Ltd. 42,900 248,125
Nihon Yamamura Glass Co.,
Ltd. 16,100 253,058
#Niitaka Co., Ltd. 1,000 15,164
Nikkiso Co., Ltd. 98,262 819,080
Nikko Co., Ltd. 12,100 57,599
#Nikkon Holdings Co., Ltd. 51,000 1,054,753
Nippi, Inc. 900 34,892
Nippn Corp. 40,200 634,114
Nippon Air Conditioning
Services Co., Ltd. 12,300 87,438
Nippon Aqua Co., Ltd. 23,200 120,847
#Nippon Avionics Co., Ltd. 3,000 62,991
Nippon Carbide Industries Co.,
Inc. 10,800 127,504
#Nippon Carbon Co., Ltd. 13,300 390,217
Nippon Chemical Industrial
Co., Ltd. 9,700 143,215
#*Nippon Chemi-Con Corp. 28,200 192,363
#*Nippon Coke & Engineering
Co., Ltd. 615,797 371,274
Nippon Concept Corp. 4,000 48,542
Nippon Concrete Industries
Co., Ltd. 44,200 103,187
Nippon Denko Co., Ltd. 228,600 429,506
Nippon Densetsu Kogyo Co.,
Ltd. 25,300 385,424
Nippon Dry-Chemical Co., Ltd. 6,900 203,169
#Nippon Electric Glass Co.,
Ltd. 101,600 2,332,013
Shares Value†
JAPAN — (Continued)
#Nippon Fine Chemical Co.,
Ltd. 2,300 $ 34,442
Nippon Gas Co., Ltd. 98,900 1,823,867
Nippon Kayaku Co., Ltd. 132,800 1,251,750
#Nippon Kodoshi Corp. 3,400 42,405
Nippon Light Metal Holdings
Co., Ltd. 115,600 1,205,923
Nippon Paper Industries Co.,
Ltd. 280,300 2,177,316
Nippon Parking Development
Co., Ltd. 290,000 483,875
Nippon Rietec Co., Ltd. 13,500 153,039
Nippon Road Co., Ltd. (The) 20,300 278,798
Nippon Seisen Co., Ltd. 2,000 14,835
Nippon Sharyo, Ltd. 4,500 63,601
#*Nippon Sheet Glass Co.,
Ltd. 481,500 1,377,257
Nippon Shinyaku Co., Ltd. 57,300 1,477,090
Nippon Shokubai Co., Ltd. 75,300 884,237
Nippon Signal Co., Ltd. 54,600 373,978
Nippon Soda Co., Ltd. 19,700 369,444
Nippon Thompson Co., Ltd. 74,000 252,650
Nippon Yakin Kogyo Co., Ltd. 29,000 823,402
Nipro Corp. 227,200 2,014,919
Nireco Corp. 1,100 12,616
Nishimatsu Construction Co.,
Ltd. 10,700 397,949
Nishimatsuya Chain Co., Ltd. 15,200 235,395
Nishi-Nippon Financial
Holdings, Inc. 151,100 2,208,662
Nishi-Nippon Railroad Co., Ltd. 43,400 667,248
Nishio Holdings Co., Ltd. 16,400 470,247
Nissan Tokyo Sales Holdings
Co., Ltd. 15,300 52,344
Nissei ASB Machine Co., Ltd. 8,200 261,280
Nissei Plastic Industrial Co.,
Ltd. 8,932 52,099
Nissha Co., Ltd. 47,201 404,372
Nisshin Oillio Group, Ltd. (The) 7,400 255,503
Nisshinbo Holdings, Inc. 189,600 1,131,299
Nissin Corp. 13,600 457,656
Nisso Holdings Co., Ltd. 17,600 85,014
Nissui Corp. 559,700 3,400,813
Nitta Gelatin, Inc. 12,100 69,390
Nitto Boseki Co., Ltd. 24,300 643,957
Nitto Fuji Flour Milling Co., Ltd. 1,000 48,163
Nitto Kogyo Corp. 30,700 644,821
Nitto Seiko Co., Ltd. 24,453 101,316
Nittoc Construction Co., Ltd. 8,400 61,422
#Nittoku Co., Ltd., Class B 34,300 486,702
No.1 Co Ltd 1,000 13,481
Noevir Holdings Co., Ltd. 12,200 352,811
Nohmi Bosai, Ltd. 2,000 46,761
Nojima Corp. 43,300 781,064
#Nomura Micro Science Co.,
Ltd. 37,600 616,562
Noritake Co., Ltd. 25,700 669,346
Noritz Corp. 42,500 523,205
North Pacific Bank, Ltd. 545,600 1,893,382

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
#NPC, Inc. 21,000 $ 111,154
NPR-RIKEN Corp. 40,100 665,428
NS Tool Co., Ltd. 15,500 76,935
NS United Kaiun Kaisha, Ltd. 20,800 549,018
NSD Co., Ltd. 48,200 1,135,052
NSK, Ltd. 477,900 2,090,645
NSW, Inc. 5,100 111,017
NTN Corp. 762,200 1,175,041
#*Nxera Pharma Co., Ltd. 62,700 391,216
Oat Agrio Co., Ltd. 7,400 106,248
Obara Group, Inc. 5,600 130,538
#Oenon Holdings, Inc. 34,100 110,686
Ogaki Kyoritsu Bank, Ltd.
(The) 59,100 955,030
#Ohara, Inc. 9,500 68,932
#Ohba Co., Ltd. 2,500 18,736
Ohsho Food Service Corp. 14,900 338,446
OIE Sangyo Co., Ltd. 800 11,110
Oiles Corp. 32,000 479,192
#*Oisix ra daichi, Inc. 10,200 105,404
Oita Bank, Ltd. (The) 9,000 214,211
Okabe Co., Ltd. 40,100 249,079
Okada Aiyon Corp. 9,400 123,365
Okamoto Industries, Inc. 8,500 299,741
Okamoto Machine Tool Works,
Ltd. 4,900 119,717
Okamura Corp. 30,200 419,633
Okasan Securities Group, Inc. 131,900 587,188
Oki Electric Industry Co., Ltd. 179,200 1,193,494
Okinawa Cellular Telephone
Co. 15,700 466,135
#Okinawa Electric Power Co.,
Inc. (The) 59,800 399,114
Okinawa Financial Group, Inc. 20,000 346,326
OKUMA Corp. 110,200 2,468,375
Okumura Corp. 21,400 663,124
Okura Industrial Co., Ltd. 8,500 246,109
#Okuwa Co., Ltd. 49,974 318,469
Onamba Co., Ltd. 4,800 30,387
One Career, Inc. 7,200 94,997
Onoken Co., Ltd. 25,900 271,456
Onward Holdings Co., Ltd. 289,500 1,171,071
Ootoya Holdings Co., Ltd. 1,300 47,665
Open Up Group, Inc. 35,700 458,514
Optex Group Co., Ltd. 47,500 507,834
#Optim Corp. 25,500 116,738
Optimus Group Co., Ltd. 30,200 73,256
Optorun Co., Ltd. 87,400 867,628
Organo Corp. 39,100 1,861,252
Oriental Shiraishi Corp. 174,500 459,983
#Oro Co., Ltd. 10,500 175,932
#Osaka Organic Chemical
Industry, Ltd. 20,900 351,068
Osaka Soda Co., Ltd. 7,500 78,344
#Osaka Steel Co., Ltd. 7,400 123,731
#OSAKA Titanium
Technologies Co., Ltd. 26,900 311,168
Osaki Electric Co., Ltd. 36,500 216,994
#OSG Corp. 95,600 1,134,345
Shares Value†
JAPAN — (Continued)
Oval Corp. 13,400 $ 37,295
Pacific Industrial Co., Ltd. 70,200 616,662
#Pack Corp. (The) 11,400 259,345
PAL GROUP Holdings Co.,
Ltd. 16,400 457,025
PALTAC Corp. 15,300 424,118
Paraca, Inc. 4,200 55,268
Paramount Bed Holdings Co.,
Ltd., Class A 15,800 254,656
Park24 Co., Ltd. 189,800 2,692,515
Pegasus Co., Ltd. 20,300 67,458
Penta-Ocean Construction
Co., Ltd. 336,200 1,932,726
#People Dreams &
Technologies Group Co., Ltd. 4,200 52,058
*PeptiDream, Inc. 89,600 1,216,736
Pharma Foods International
Co., Ltd. 55,000 352,040
PHC Holdings Corp.,
Registered 43,700 294,724
#PIA Corp. 1,100 20,367
Pickles Holdings Co., Ltd. 200 1,298
#Pigeon Corp. 203,700 2,465,564
PILLAR Corp. 19,400 493,704
Pilot Corp. 18,300 510,871
#*PKSHA Technology, Inc. 27,400 543,620
Plus Alpha Consulting Co., Ltd. 14,600 170,524
Pola Orbis Holdings, Inc. 73,300 670,358
#Pole To Win Holdings, Inc. 31,800 80,258
Port, Inc. 9,500 124,211
PR Times Corp. 6,600 104,895
Premium Water Holdings, Inc. 600 12,022
Press Kogyo Co., Ltd., Class B 133,000 508,167
Prestige International, Inc. 88,200 414,906
Prima Meat Packers, Ltd. 47,800 770,752
Procrea Holdings, Inc. 21,000 239,975
Pronexus, Inc. 1,400 11,955
#Pro-Ship, Inc. 5,600 83,152
PS Construction Co., Ltd.,
Registered 20,510 220,284
Punch Industry Co., Ltd. 11,600 31,960
QB Net Holdings Co., Ltd. 18,700 146,045
Qol Holdings Co., Ltd. 32,800 528,424
Quick Co., Ltd. 7,100 104,728
Raccoon Holdings, Inc. 24,200 139,459
Raito Kogyo Co., Ltd. 71,100 1,323,904
Raiznext Corp. 22,600 236,394
Raksul, Inc. 95,100 765,387
Rakus Co., Ltd. 49,700 750,692
Rasa Corp. 200 1,998
Rasa Industries, Ltd. 7,700 148,181
Relo Group, Inc. 117,700 1,552,115
Renaissance, Inc. 8,700 64,225
Rengo Co., Ltd. 192,500 1,074,243
#*RENOVA, Inc. 97,801 447,043
Resol Holdings Co., Ltd. 2,000 70,948
Resorttrust, Inc. 155,400 1,595,508
Restar Corp. 19,900 311,809
Retail Partners Co., Ltd. 27,000 259,135

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
Rheon Automatic Machinery
Co., Ltd. 20,800 $ 169,299
Riken Keiki Co., Ltd. 3,301 61,743
Riken Technos Corp. 38,600 271,423
Riken Vitamin Co., Ltd. 31,300 546,609
Ringer Hut Co., Ltd. 35,400 552,443
Rion Co., Ltd. 8,500 141,349
Rise Consulting Group, Inc. 2,900 18,969
Riso Kagaku Corp. 23,000 197,687
#Riso Kyoiku Co., Ltd. 57,913 98,660
Rix Corp. 2,300 47,406
Rokko Butter Co., Ltd. 5,900 52,365
Roland Corp., Registered 19,100 423,805
Rorze Corp. 100,300 1,002,367
Round One Corp. 190,400 1,185,328
Royal Holdings Co., Ltd. 41,100 748,582
Ryobi, Ltd. 54,800 799,871
RYODEN Corp. 16,100 273,036
Ryoyo Ryosan Holdings, Inc. 38,940 654,096
S Foods, Inc. 24,900 470,454
S&B Foods, Inc. 9,600 190,465
*SAAF Holdings Co., Ltd. 300 591
#Sac's Bar Holdings, Inc. 19,300 113,116
Saibu Gas Holdings Co., Ltd. 33,100 398,899
Saizeriya Co., Ltd. 65,400 2,104,501
Sakai Chemical Industry Co.,
Ltd. 31,200 548,362
Sakai Heavy Industries, Ltd. 9,200 130,995
Sakai Moving Service Co., Ltd. 24,700 423,038
Sakata INX Corp. 72,700 942,898
Sakata Seed Corp. 11,400 264,140
Sala Corp. 62,100 397,921
#Samco, Inc., Class D 6,200 103,536
San Holdings, Inc. 5,900 49,718
San ju San Financial Group,
Inc. 15,700 251,834
San-A Co., Ltd. 17,900 356,645
San-Ai Obbli Co., Ltd. 58,800 691,304
Sangetsu Corp. 44,500 905,349
San-In Godo Bank, Ltd. (The) 58,700 518,522
#*SANIX HOLDINGS, Inc. 20,800 33,393
*Sanken Electric Co., Ltd. 26,800 1,178,231
Sanki Engineering Co., Ltd. 39,500 1,009,377
Sanko Gosei, Ltd. 32,400 138,331
Sanko Metal Industrial Co.,
Ltd. 2,100 87,304
#Sankyo Tateyama, Inc. 20,700 92,442
Sankyu, Inc. 33,400 1,463,240
#Sanoh Industrial Co., Ltd. 41,100 178,069
Sansei Technologies, Inc. 15,400 136,035
Sansha Electric Manufacturing
Co., Ltd. 5,000 28,323
Sanshin Electronics Co., Ltd. 8,900 123,417
#Santec Holdings Corp.,
Registered 7,500 217,944
Sanyo Chemical Industries,
Ltd. 14,700 371,004
Sanyo Denki Co., Ltd. 10,400 713,797
Shares Value†
JAPAN — (Continued)
Sanyo Electric Railway Co.,
Ltd. 18,641 $ 263,724
Sanyo Trading Co., Ltd. 22,100 217,065
Sato Corp. 35,000 505,959
Sato Shoji Corp. 9,700 99,965
Satori Electric Co., Ltd. 13,600 157,414
Sawai Group Holdings Co.,
Ltd. 242,800 3,488,633
SBI Global Asset Management
Co., Ltd. 34,100 152,044
SBS Holdings, Inc. 21,600 433,090
Scroll Corp. 31,400 225,858
#Seed Co., Ltd. 12,100 40,294
Segue Group Co., Ltd. 10,600 40,129
Seika Corp. 10,100 310,845
#Seikitokyu Kogyo Co., Ltd. 55,800 607,134
Seiko Electric Co., Ltd. 7,000 61,981
Seiko Group Corp. 37,200 983,202
Seino Holdings Co., Ltd. 24,600 387,695
Seiren Co., Ltd. 22,400 348,940
Sekisui Kasei Co., Ltd. 42,100 96,514
SEMITEC Corp. 2,700 33,636
Senko Group Holdings Co.,
Ltd. 142,700 1,697,714
Senshu Electric Co., Ltd. 15,400 473,423
Senshu Ikeda Holdings, Inc. 575,800 1,893,229
#Septeni Holdings Co., Ltd. 49,400 126,063
#SERAKU Co., Ltd. 7,600 76,352
Seria Co., Ltd. 58,100 1,184,077
Seven Bank, Ltd. 746,400 1,340,631
#SFP Holdings Co., Ltd. 5,900 89,013
Sharingtechnology, Inc. 22,200 177,114
#Shibaura Electronics Co., Ltd. 11,200 463,264
Shibaura Machine Co., Ltd. 55,400 1,396,263
Shibaura Mechatronics Corp. 120,100 5,624,425
Shibusawa Logistics Corp. 8,100 180,580
Shibuya Corp. 16,200 352,075
*SHIFT, Inc. 210,700 1,936,537
Shiga Bank, Ltd. (The) 27,900 1,116,861
Shikibo, Ltd. 11,500 78,123
Shikoku Bank, Ltd. (The) 51,800 429,246
Shikoku Electric Power Co.,
Inc. 153,600 1,262,591
Shima Seiki Manufacturing,
Ltd. 33,900 207,716
Shimadaya Corp. 12,000 157,319
Shimizu Bank, Ltd. (The) 5,200 51,293
#Shimojima Co., Ltd. 2,800 24,204
Shin Nippon Air Technologies
Co., Ltd. 26,600 394,412
#Shin Nippon Biomedical
Laboratories, Ltd. 17,300 173,800
Shinagawa Refractories Co.,
Ltd. 41,200 474,851
#Shindengen Electric
Manufacturing Co., Ltd. 8,200 118,539
Shin-Etsu Polymer Co., Ltd. 41,300 423,018
Shinko Shoji Co., Ltd. 22,700 141,795
Shinmaywa Industries, Ltd. 95,000 890,458

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
Shinnihon Corp. 13,500 $ 156,162
Shinnihonseiyaku Co., Ltd. 11,600 195,177
Shinsho Corp. 13,500 178,025
Shinwa Co., Ltd. 5,900 124,916
Shinwa Co., Ltd. 11,200 56,927
Ship Healthcare Holdings, Inc. 48,900 709,297
Shizuoka Gas Co., Ltd. 48,200 397,387
SHO-BOND Holdings Co., Ltd. 26,500 951,392
Shoei Co., Ltd. 68,800 806,461
Shoei Foods Corp. 10,500 299,232
Shofu, Inc., Class A 4,600 70,400
Showa Sangyo Co., Ltd. 21,900 464,438
SIGMAXYZ Holdings, Inc. 81,900 597,714
Siix Corp., Registered 65,200 479,950
Simplex Holdings, Inc. 25,800 545,338
#Sinanen Holdings Co., Ltd. 1,800 83,791
Sinfonia Technology Co., Ltd. 42,900 1,828,603
Sinko Industries, Ltd. 59,500 504,732
SK-Electronics Co., Ltd. 800 12,928
SKY Perfect JSAT Holdings,
Inc. 225,000 1,814,007
Skymark Airlines, Inc. 30,200 106,496
Smaregi, Inc. 8,800 194,027
SMK Corp. 4,400 72,182
SMS Co., Ltd. 60,099 558,899
Socionext, Inc. 180,400 1,938,187
Soda Nikka Co., Ltd. 15,300 110,374
Sodick Co., Ltd. 101,000 530,349
Softcreate Holdings Corp.,
Class B 13,400 183,752
Software Service, Inc. 2,500 221,011
Soken Chemical & Engineering
Co., Ltd. 12,900 137,013
Solasto Corp. 69,900 216,110
Soliton Systems K.K. 10,700 93,618
Sotetsu Holdings, Inc. 72,700 1,107,013
Sparx Group Co., Ltd. 16,840 170,360
SPK Corp., Registered 1,800 26,046
#S-Pool, Inc. 72,900 152,301
SRE Holdings Corp. 18,800 462,619
#SRS Holdings Co., Ltd.,
Class B 30,900 257,789
St Marc Holdings Co., Ltd.,
Registered 23,000 418,592
ST. Corp. 4,600 48,438
Star Mica Holdings Co., Ltd. 29,700 202,387
Star Micronics Co., Ltd. 70,900 816,662
Startia Holdings, Inc. 7,500 110,576
Starts Corp., Inc. 28,000 761,638
Starzen Co., Ltd. 44,700 382,006
#St-Care Holding Corp. 17,100 92,669
Stella Chemifa Corp. 13,300 346,859
Step Co., Ltd. 4,200 67,193
STI Foods Holdings, Inc. 6,300 54,414
Strike Co., Ltd. 13,800 283,566
#Studio Alice Co., Ltd. 4,100 60,592
Subaru Enterprise Co., Ltd. 1,200 27,678
Sugimoto & Co., Ltd.,
Registered 5,500 62,002
Shares Value†
JAPAN — (Continued)
#SUMCO Corp. 99,266 $ 684,785
Sumida Corp. 134,900 891,831
Sumiseki Holdings, Inc. 18,800 93,974
Sumitomo Bakelite Co., Ltd. 74,700 1,737,623
Sumitomo Densetsu Co., Ltd. 1,500 54,999
Sumitomo Heavy Industries,
Ltd. 53,794 1,120,457
Sumitomo Mitsui Construction
Co., Ltd. 207,200 735,020
Sumitomo Osaka Cement Co.,
Ltd. 54,500 1,493,172
*Sumitomo Pharma Co., Ltd. 29 160
Sumitomo Riko Co., Ltd. 37,700 431,340
Sumitomo Seika Chemicals
Co., Ltd. 7,900 263,906
Sun Frontier Fudousan Co.,
Ltd. 47,600 650,395
*Sun*, Inc. 9,900 39,353
*Suncall Corp. 22,300 49,403
Sun-Wa Technos Corp. 9,300 137,831
#SUNWELS Co., Ltd. 8,100 32,368
Suruga Bank, Ltd. 343,800 3,032,112
#Suzuden Corp. 6,200 84,455
Suzuken Co., Ltd. 51,800 1,879,675
Suzuki Co., Ltd. 14,900 168,492
#Suzumo Machinery Co., Ltd.,
Class A 1,600 22,109
SWCC Corp., Class B 59,100 2,684,857
Synchro Food Co., Ltd. 8,200 34,263
System Research Co., Ltd. 10,600 129,825
System Support Holdings, Inc. 8,900 125,164
Systems Engineering
Consultants Co., Ltd. 3,500 108,700
Systena Corp. 275,700 719,016
Syuppin Co., Ltd. 35,200 271,453
T Hasegawa Co., Ltd. 13,200 264,296
T. RAD Co., Ltd. 1,400 37,640
Tachibana Eletech Co., Ltd.,
Class S 13,100 213,986
Tachi-S Co., Ltd., Class S 69,400 766,786
Tadano, Ltd. 91,200 632,786
Taihei Dengyo Kaisha, Ltd. 10,900 373,675
Taiheiyo Cement Corp. 20,600 555,437
Taiheiyo Kouhatsu, Inc. 300 1,420
#Taiho Kogyo Co., Ltd. 10,900 49,747
Taikisha, Ltd. 20,800 341,806
#Taiko Bank, Ltd. (The) 2,500 24,730
Taisei Lamick Group Head
Quarter & Innovation Co Ltd 600 10,432
Taiyo Holdings Co., Ltd. 39,400 1,461,203
Taiyo Yuden Co., Ltd. 156,900 2,372,640
Takamatsu Construction
Group Co., Ltd. 19,700 400,381
Takamiya Co., Ltd. 34,100 91,800
Takaoka Toko Co., Ltd. 11,201 180,218
Takara & Co., Ltd. 6,900 167,614
Takara Bio, Inc. 86,000 492,583
Takara Holdings, Inc. 224,900 1,816,354
Takara Standard Co., Ltd. 33,300 420,452

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
Takasago International Corp. 14,580 $ 684,843
Takasago Thermal
Engineering Co., Ltd. 41,500 1,838,755
#Takashima & Co., Ltd. 16,201 148,449
Takashimaya Co., Ltd. 143,100 1,102,544
Take And Give Needs Co., Ltd. 12,700 77,105
#TAKEBISHI Corp. 4,100 51,193
Takeuchi Manufacturing Co.,
Ltd. 46,700 1,458,556
Taki Chemical Co., Ltd. 3,300 72,644
Takuma Co., Ltd. 7,500 96,800
#Tama Home Co., Ltd. 15,600 436,918
Tamron Co., Ltd. 26,000 586,021
Tamura Corp. 109,600 349,607
TANABE ENGINEERING
Corp. 900 13,610
#Tanseisha Co., Ltd. 58,500 425,708
Tayca Corp. 7,700 70,015
Tazmo Co., Ltd. 10,700 130,599
TDC Soft, Inc. 26,200 231,252
TechMatrix Corp. 44,700 637,721
TECHNO HORIZON Co., Ltd. 3,400 8,796
Techno Ryowa, Ltd. 8,400 168,424
Techno Smart Corp. 1,200 13,418
Technoflex Corp. 2,600 21,345
TechnoPro Holdings, Inc. 83,400 1,880,944
Teijin, Ltd. 396,500 3,314,822
Teikoku Electric Manufacturing
Co., Ltd. 16,000 313,068
Tekken Corp. 14,500 282,295
#Temairazu, Inc., Registered 2,400 59,563
Tenma Corp. 8,500 212,440
Tenpos Holdings Co., Ltd. 1,200 28,940
#Tera Probe, Inc. 5,901 109,506
Terasaki Electric Co., Ltd. 5,000 73,331
Tess Holdings Co., Ltd. 59,301 138,441
THK Co., Ltd. 47,300 1,164,925
TKC Corp. 9,000 253,646
TOA Corp. 93,400 904,272
TOA ROAD Corp. 26,700 285,456
Toagosei Co., Ltd. 47,400 445,787
TOBISHIMA HOLDINGS, Inc. 26,300 330,778
Tocalo Co., Ltd. 63,100 726,375
Tochigi Bank, Ltd. (The) 215,400 486,251
Toda Corp. 264,300 1,682,448
Toenec Corp. 32,400 256,674
Togami Electric Manufacturing
Co., Ltd. 600 14,533
Toho Bank, Ltd. (The) 408,700 1,002,839
Toho Co., Ltd. 9,800 225,351
Toho Gas Co., Ltd. 23,300 696,354
#Toho Holdings Co., Ltd. 40,300 1,319,695
Toho Titanium Co., Ltd. 7,500 53,421
#*Toho Zinc Co., Ltd. 13,300 50,071
#Tokai Carbon Co., Ltd. 298,600 1,924,446
Tokai Corp. 22,700 334,516
TOKAI Holdings Corp. 50,900 357,199
Tokai Rika Co., Ltd. 54,400 811,957
Shares Value†
JAPAN — (Continued)
Tokai Tokyo Financial
Holdings, Inc. 242,600 $ 801,070
Tokushu Tokai Paper Co., Ltd. 5,200 135,979
Tokuyama Corp. 106,900 2,177,870
Tokyo Base Co., Ltd. 13,300 24,429
Tokyo Electron Device, Ltd. 22,100 457,834
Tokyo Energy & Systems, Inc. 15,800 124,947
Tokyo Kiraboshi Financial
Group, Inc. 24,900 977,566
Tokyo Rope Manufacturing
Co., Ltd. 11,500 97,795
Tokyo Sangyo Co., Ltd. 10,800 52,546
Tokyo Seimitsu Co., Ltd. 48,100 2,687,584
Tokyo Steel Manufacturing
Co., Ltd. 66,900 757,456
#Tokyo Tekko Co., Ltd. 20,000 778,183
#Tokyotokeiba Co., Ltd. 15,400 453,449
Tokyu Construction Co., Ltd. 188,000 1,089,989
Toli Corp. 55,700 190,561
Tomato Bank, Ltd. 2,900 24,011
#Tomen Devices Corp. 3,400 126,809
Tomoe Engineering Co., Ltd. 20,100 194,884
Tomoku Co., Ltd. 7,500 128,610
TOMONY Holdings, Inc. 365,300 1,393,180
Tomy Co., Ltd. 70,100 1,541,178
Topcon Corp. 55,800 1,269,427
Topre Corp. 35,800 437,461
Topy Industries, Ltd. 16,200 235,209
Torex Semiconductor, Ltd. 3,917 32,568
Toridoll Holdings Corp., Class
A 25,000 748,037
#Torishima Pump
Manufacturing Co., Ltd., Class
A 20,300 280,221
Tosei Corp. 37,600 632,642
Toshiba TEC Corp. 23,000 432,298
Tosho Co., Ltd. 18,500 71,333
Totech Corp. 25,600 465,732
Totetsu Kogyo Co., Ltd. 26,100 577,296
#Toukei Computer Co., Ltd. 1,000 30,637
Toumei Co., Ltd. 2,600 36,164
Tow Co., Ltd. 33,800 74,879
#Towa Bank, Ltd. (The) 24,300 104,089
Towa Corp. 89,100 828,910
Towa Pharmaceutical Co., Ltd. 19,700 365,163
Toyo Construction Co., Ltd. 43,900 411,793
#Toyo Corp. 16,800 161,828
Toyo Gosei Co., Ltd. 600 20,254
Toyo Innovex Co., Ltd. 14,300 57,946
Toyo Kanetsu KK 8,200 203,505
Toyo Seikan Group Holdings,
Ltd. 200 3,494
Toyo Tanso Co., Ltd. 45,200 1,269,111
Toyo Tire Corp. 87,900 1,644,736
Toyobo Co., Ltd. 173,700 1,077,710
Toyoda Gosei Co., Ltd. 86,500 1,660,989
Toyota Boshoku Corp. 72,101 1,035,719
#Traders Holdings Co., Ltd. 19,400 118,734
Transaction Co., Ltd. 12,900 231,249

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
#*Transaction Media
Networks, Inc. 16,000 $ 31,183
Transcosmos, Inc. 12,900 282,165
TRE Holdings Corp. 84,800 915,536
#Treasure Factory Co., Ltd. 23,900 322,040
#Tri Chemical Laboratories,
Inc. 40,800 727,100
Trusco Nakayama Corp. 40,500 604,774
#Tsubaki Nakashima Co., Ltd. 71,700 203,579
Tsubakimoto Chain Co. 56,500 688,029
Tsubakimoto Kogyo Co., Ltd. 6,400 97,050
Tsuburaya Fields Holdings,
Inc. 40,000 522,154
Tsugami Corp. 50,900 628,043
Tsukada Global Holdings, Inc. 8,500 31,702
Tsukishima Holdings Co., Ltd. 44,400 622,546
#Tsukuba Bank, Ltd. 358,800 601,186
Tsumura & Co. 49,400 1,485,048
Tsurumi Manufacturing Co.,
Ltd. 9,700 224,751
Tsuzuki Denki Co., Ltd. 5,900 100,925
UACJ Corp. 23,330 787,535
UBE Corp. 171,800 2,513,647
Ubicom Holdings, Inc. 8,600 76,510
Uchida Yoko Co., Ltd. 9,900 542,057
ULS Group, Inc. 2,600 90,045
Ulvac, Inc. 45,343 1,536,970
U-Next Holdings Co., Ltd. 34,100 488,167
Union Tool Co. 4,500 114,835
Unipres Corp. 111,200 781,924
United Arrows, Ltd. 39,300 619,642
United Super Markets
Holdings, Inc. 79,481 512,080
#UNITED, Inc. 18,500 90,269
#Universal Entertainment
Corp. 57,000 442,365
Urbanet Corp Co., Ltd. 25,900 83,343
#User Local, Inc. 24,700 286,758
Ushio, Inc. 102,500 1,233,823
UT Group Co., Ltd. 48,300 672,489
V Technology Co., Ltd. 19,500 274,373
Valor Holdings Co., Ltd. 40,300 708,301
Valqua, Ltd. 23,000 484,541
VALTES HOLDINGS Co., Ltd. 600 1,809
#Value HR Co., Ltd. 17,700 193,702
ValueCommerce Co., Ltd. 19,100 108,462
Vector, Inc. 38,500 238,601
Vertex Corp. 6,900 93,167
#Vision, Inc. 154,700 1,393,645
*Visional, Inc. 29,400 1,782,468
Vital KSK Holdings, Inc. 41,200 378,957
VT Holdings Co., Ltd. 124,900 443,069
Wacoal Holdings Corp. 22,400 783,623
Wacom Co., Ltd. 119,500 458,262
Wakachiku Construction Co.,
Ltd. 4,100 115,262
Wakita & Co., Ltd. 34,400 424,212
Warabeya Nichiyo Holdings
Co., Ltd. 23,400 362,221
Shares Value†
JAPAN — (Continued)
Waseda Academy Co., Ltd. 5,100 $ 79,160
Watahan & Co., Ltd. 12,200 138,644
#WDB Holdings Co., Ltd. 5,700 72,729
Wealth Management, Inc. 1,500 10,695
Weathernews, Inc. 15,600 387,703
Wellneo Sugar Co., Ltd. 8,400 139,333
Wellnet Corp. 23,100 117,411
#West Holdings Corp. 64,100 709,576
Will Group, Inc. 9,600 65,485
WingArc1st, Inc. 18,900 504,830
WIN-Partners Co., Ltd. 100 932
Workman Co., Ltd. 2,200 69,714
World Co., Ltd. 39,800 740,809
World Holdings Co., Ltd. 12,800 178,845
Xebio Holdings Co., Ltd. 33,600 307,639
#YAC Holdings Co., Ltd. 34,600 193,327
Yahagi Construction Co., Ltd. 48,800 497,443
YAKUODO Holdings Co., Ltd. 14,542 206,447
YAMABIKO Corp. 41,600 623,533
YAMADA Consulting Group
Co., Ltd. 5,800 70,995
Yamae Group Holdings Co.,
Ltd. 17,700 321,514
#Yamagata Bank, Ltd. (The) 17,900 160,754
Yamaguchi Financial Group,
Inc. 109,500 1,288,145
Yamaichi Electronics Co., Ltd. 44,000 616,629
#Yamami Co. 1,400 45,247
#Yamanashi Chuo Bank, Ltd.
(The) 29,000 411,904
Yamatane Corp. 9,600 302,860
Yamau Holdings Co., Ltd. 900 11,017
#Yamaura Corp. 1,300 11,110
Yamaya Corp. 600 12,098
Yamazen Corp. 36,600 360,252
Yaoko Co., Ltd. 4,500 301,504
Yashima Denki Co., Ltd. 18,100 215,210
Yellow Hat, Ltd. 75,400 719,958
Yokogawa Bridge Holdings
Corp. 50,600 929,771
Yokorei Co., Ltd. 63,499 379,730
Yokowo Co., Ltd. 28,001 240,278
Yondenko Corp. 36,000 339,456
#Yondoshi Holdings, Inc. 20,400 251,711
Yonex Co., Ltd. 54,700 895,049
Yorozu Corp. 13,300 95,480
#*Yoshimura Food Holdings
KK 15,900 101,326
Yoshinoya Holdings Co., Ltd. 94,800 2,079,565
#Yossix Holdings Co., Ltd. 6,300 122,210
#Yotai Refractories Co., Ltd.,
Registered 9,500 118,417
Yuasa Trading Co., Ltd. 14,700 450,358
Yukiguni Factory Co Ltd 18,700 152,075
Yurtec Corp. 50,500 649,306
Yushin Co 2,100 9,393
Yutaka Giken Co., Ltd. 800 12,142
Zacros Corp. 13,400 372,013
Zenrin Co., Ltd. 32,000 269,209

Dimensional International Small Cap ETF
continued
Shares Value†
JAPAN — (Continued)
Zeon Corp. 284,200 $ 2,782,426
ZERIA Pharmaceutical Co.,
Ltd. 22,500 369,111
ZIGExN Co., Ltd. 70,400 218,149
Zojirushi Corp., Class B 10,000 96,186
#Zuiko Corp. 6,300 47,789
TOTAL JAPAN 641,921,423
NETHERLANDS — (2.3%)
Aalberts NV, Registered 97,465 3,228,521
Acomo NV 19,360 476,462
*AFC Ajax NV 38 432
Ω#*Alfen N.V. 5,459 95,565
Allfunds Group PLC 250,399 1,411,821
AMG Critical Materials NV 16,358 291,012
APERAM SA 69,028 2,004,064
Arcadis NV 75,911 3,676,036
#*Avantium N.V. 2,073 1,805
ΩB&S Group Sarl 47,727 315,214
Ω#*Basic-Fit NV, Registered 54,516 1,235,085
BE Semiconductor Industries
NV 53,429 5,723,712
Brunel International NV,
Registered 26,553 279,505
Corbion NV 57,216 1,222,108
Ω*CTP NV 106,041 1,991,358
*Fastned BV, Class A 561 12,563
Flow Traders, Ltd. 70,490 2,100,998
ForFarmers NV 55,623 265,880
Fugro NV 126,588 1,482,160
IMCD NV 41,436 5,503,918
*InPost SA 170,660 2,871,170
JDE Peet's NV 23,334 564,982
Ω*Just Eat Takeaway.com NV 179,043 3,915,866
#*Kendrion NV 8,694 101,003
*Koninklijke BAM Groep NV 508,192 3,437,243
Koninklijke Heijmans N.V 44,673 2,288,241
Koninklijke Vopak NV 76,646 3,174,923
Nedap NV 2,487 172,170
*OCI NV 8,211 68,137
#*Pharming Group NV 228,819 201,846
*PostNL NV 194,943 199,109
Randstad NV 92,851 3,717,417
SBM Offshore NV 182,821 3,853,020
#*SIF Holding NV 3,288 34,722
ΩSignify NV 71,718 1,481,319
Sligro Food Group NV 20,264 273,657
TKH Group NV 48,321 1,906,035
#*TomTom NV 31,758 167,869
Van Lanschot Kempen NV 51,180 2,970,034
TOTAL NETHERLANDS 62,716,982
NEW ZEALAND — (0.2%)
AFT Pharmaceuticals, Ltd. 1,337 2,047
Air New Zealand, Ltd. 954,959 328,698
Briscoe Group, Ltd. 1,327 3,323
CDL Investments New
Zealand, Ltd. 284 140
Channel Infrastructure NZ, Ltd. 328,186 370,048
Shares Value†
NEW ZEALAND — (Continued)
#Colonial Motor Co., Ltd.
(The), Class B 8 $ 32
*Comvita, Ltd. 2,552 833
#Delegat Group, Ltd. 104 241
*Fletcher Building, Ltd. 509,507 928,267
Freightways Group, Ltd. 131,281 767,402
Genesis Energy, Ltd. 297,057 387,835
*Gentrack Group, Ltd. 23,904 166,400
Hallenstein Glasson Holdings,
Ltd. 24,562 106,116
#Heartland Group Holdings,
Ltd., Class B 575,905 263,164
*KMD Brands, Ltd. 170,653 33,421
Manawa Energy, Ltd. 26,051 74,981
Napier Port Holdings, Ltd. 3,846 5,866
NZME, Ltd. 3,618 2,297
NZX, Ltd. 193,048 176,429
#*Oceania Healthcare, Ltd. 524,913 202,481
PGG Wrightson, Ltd. 2,410 2,746
*Rakon, Ltd. 10,360 3,443
*Ryman Healthcare, Ltd. 193,225 253,420
Sanford, Ltd. 2,932 7,969
Scales Corp., Ltd. 95,447 235,635
*Serko, Ltd. 34,967 74,704
Skellerup Holdings, Ltd., Class
A 118,073 295,697
SKY Network Television, Ltd. 111,114 162,874
#*SKYCITY Entertainment
Group, Ltd. 333,235 227,422
Steel & Tube Holdings, Ltd. 9,152 3,911
*Summerset Group Holdings,
Ltd. 164,575 1,052,852
#Tourism Holdings, Ltd. 15,015 12,208
#TOWER, Ltd. 297,635 234,920
*Vista Group International, Ltd. 192,329 405,189
*Warehouse Group, Ltd. (The),
Registered 34,693 16,883
TOTAL NEW ZEALAND 6,809,894
NORWAY — (0.9%)
#2020 Bulkers, Ltd. 47,182 504,581
ABG Sundal Collier Holding
ASA 314,204 198,461
AF Gruppen ASA 23,444 336,854
#*Agilyx ASA 4,470 11,186
*Akastor ASA 129,465 139,578
Aker BioMarine ASA 36,734 187,745
Aker Solutions ASA 331,132 896,009
AMSC ASA 76,776 198,419
*Archer, Ltd. 44,056 86,880
Arendals Fossekompani ASA 104 1,294
Atea ASA, Class A 37,388 511,969
*Atlantic Sapphire ASA 1,037 660
Austevoll Seafood ASA 5,141 48,287
Ω#Avance Gas Holding, Ltd. 28,557 10,767
*BEWi ASA 18,477 38,665
#*BLUENORD ASA 15,936 915,902
Bonheur ASA 1,282 29,670
Borregaard ASA 42,172 725,508

Dimensional International Small Cap ETF
continued
Shares Value†
NORWAY — (Continued)
Bouvet ASA 59,909 $ 461,596
*BW Energy, Ltd. 20,187 52,755
ΩBW LPG, Ltd. 8,422 83,977
BW Offshore, Ltd. 133,736 366,905
#*Cavendish Hydrogen ASA 5,897 3,992
*Cloudberry Clean Energy
ASA 195,614 234,662
Ω*Crayon Group Holding ASA 135,459 1,619,768
DNO ASA 642,950 738,311
ΩElkem ASA 299,923 526,386
*Elliptic Laboratories ASA 10,207 9,429
ΩElmera Group ASA 104,531 371,959
Elopak ASA 100,948 412,263
*Endur ASA 39,888 316,951
ΩEuropris ASA 139,812 1,039,494
#FLEX LNG, Ltd. 16,524 389,801
#Golden Ocean Group, Ltd. 16,573 127,375
#Grieg Seafood ASA 223,501 1,406,317
*Hexagon Composites ASA 220,544 394,727
#*Hexagon Purus ASA 90,591 16,773
Himalaya Shipping, Ltd. 10,619 55,431
#Hoegh Autoliners ASA 18,794 150,425
ΩKid ASA 34,591 484,343
Kitron ASA 256,975 1,263,818
ΩKlaveness Combination
Carriers ASA 19,791 114,891
#*Kongsberg Automotive ASA 1,080,123 140,198
*LINK Mobility Group Holding
ASA 237,550 557,799
Magnora ASA 49,412 105,305
*Medistim ASA 1,384 21,421
MORROW BANK ASA 31,302 30,185
MPC Container Ships ASA 526,843 777,313
ΩMulticonsult ASA 12,116 220,823
*Napatech A/S 33,938 63,164
*Nekkar ASA 24,228 25,934
#*NEL ASA 857,189 183,838
NORBIT ASA 45,635 624,019
Ω*Norske Skog ASA 22,517 39,041
*Norwegian Air Shuttle ASA 89,508 117,518
Odfjell Drilling, Ltd. 98,159 509,256
Odfjell SE, A Shares 7,870 73,995
Odfjell Technology, Ltd., Class
B 13,375 53,204
*OKEA ASA 12,990 20,418
Ω#Okeanis Eco Tankers Corp. 11,342 269,599
Ω#Okeanis Eco Tankers Corp. 3,537 82,371
Panoro Energy ASA 114,468 251,124
Pareto Bank ASA 41,526 294,728
Petronor E&P ASA 56,890 68,576
Pexip Holding ASA 73,906 279,732
*PhotoCure ASA 33,326 172,255
Rana Gruber ASA 28,432 202,617
*Salmon Evolution ASA 208,485 122,036
*SATS ASA 184,172 666,006
Ω#*Scatec ASA 199,762 1,522,783
Sea1 offshore, Inc. 65,329 122,847
Selvaag Bolig ASA 36,595 122,631
Shares Value†
NORWAY — (Continued)
#*SmartCraft ASA 49,605 $ 123,415
#<Solstad Maritime Holding
AS 57,717 41,743
*Solstad Offshore ASA, Class
A 45,013 164,079
Sparebank 1 Oestlandet 918 15,315
Sparebanken More 8,766 84,533
Stolt-Nielsen, Ltd., Class R 10,474 235,338
TGS ASA 75,594 560,944
Veidekke ASA 23,319 351,698
Wilh Wilhelmsen Holding ASA,
A Shares 10,563 395,223
Wilh Wilhelmsen Holding ASA,
B Shares 2,788 101,627
*Zaptec ASA 95,981 163,826
TOTAL NORWAY 25,463,261
PORTUGAL — (0.6%)
#Altri SGPS SA 67,596 466,648
Banco Comercial Portugues
SA, Class R 11,031,601 7,070,156
Corticeira Amorim SGPS SA 43,749 378,458
CTT-Correios de Portugal SA 77,312 682,863
*EDP Renovaveis SA 260,134 2,441,067
Ibersol SGPS SA 8,614 91,065
#Mota-Engil SGPS SA 308,045 1,222,795
#Navigator Co. SA (The),
Class B 252,271 959,530
NOS SGPS SA 338,897 1,415,763
REN - Redes Energeticas
Nacionais SGPS SA 462,061 1,520,594
Semapa-Sociedade de
Investimento e Gestao 11,372 213,169
Sonae SGPS SA 1,225,777 1,560,612
TOTAL PORTUGAL 18,022,720
SINGAPORE — (0.8%)
#*AEM Holdings, Ltd. 714,415 645,638
#Aztech Global, Ltd. 272,200 110,489
Banyan Tree Holdings, Ltd. 22,200 5,526
BRC Asia, Ltd. 10,100 24,521
Bukit Sembawang Estates,
Ltd. 3,300 8,947
Centurion Corp., Ltd. 230,300 222,239
China Aviation Oil Singapore
Corp., Ltd. 291,500 189,764
ComfortDelGro Corp., Ltd. 2,558,900 2,998,481
*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,926,500 184,432
*CSE Global, Ltd. 658,317 211,759
Delfi, Ltd. 318,400 175,575
DFI Retail Group Holdings,
Ltd. 159,600 403,788
*Far East Orchard, Ltd. 308 241
First Resources, Ltd. 547,000 632,588
Food Empire Holdings, Ltd.,
Registered 184,300 213,137
Frasers Property, Ltd. 33,200 20,723
Frencken Group, Ltd. 596,900 461,721

Dimensional International Small Cap ETF
continued
Shares Value†
SINGAPORE — (Continued)
*Gallant Venture, Ltd. 7,900 $ 460
Geo Energy Resources, Ltd. 632,200 171,886
Golden Agri-Resources, Ltd. 4,890,500 898,920
Grand Venture Technology,
Ltd. 4,600 2,589
GuocoLand, Ltd. 43,100 46,543
Hiap Hoe, Ltd. 600 237
Ho Bee Land, Ltd. 25,700 35,429
Hong Fok Corp., Ltd. 442,800 249,259
Hong Leong Asia, Ltd. 95,400 79,640
Hotel Grand Central, Ltd. 100 53
Hour Glass, Ltd. (The) 72,300 86,935
HRnetgroup, Ltd. 6,400 3,407
Hutchison Port Holdings Trust,
Class U 4,834,500 720,340
iFAST Corp., Ltd. 85,500 407,299
Indofood Agri Resources, Ltd. 2,100 507
*ISDN Holdings, Ltd. 41,194 9,938
Japfa, Ltd. 36,700 17,286
Keppel Infrastructure Trust 2,891,885 885,926
Mandarin Oriental
International, Ltd. 100 180
Marco Polo Marine, Ltd. 1,866,000 60,023
Mewah International, Inc.,
Class B 700 129
*mm2 Asia, Ltd. 263,400 1,816
#Nanofilm Technologies
International, Ltd. 143,900 57,860
NetLink NBN Trust 2,583,700 1,810,588
*Oceanus Group, Ltd. 1,302,300 5,984
Olam Group, Ltd. 654,100 483,424
OUE, Ltd. 73,100 52,626
*Oxley Holdings, Ltd. 27,300 1,411
Pan-United Corp., Ltd., Class
A 16,400 8,478
Propnex, Ltd. 166,300 133,733
Q&M Dental Group Singapore,
Ltd. 43,500 9,661
QAF, Ltd. 15,200 9,720
Raffles Medical Group, Ltd. 838,300 648,451
*Rex International Holding, Ltd. 1,190,800 108,528
Riverstone Holdings, Ltd. 687,200 476,309
SATS, Ltd. 135,900 292,471
SBS Transit, Ltd. 9,600 21,837
Sheng Siong Group, Ltd. 722,600 974,018
SIA Engineering Co., Ltd.,
Registered 251,000 430,604
*Sinostar PEC Holdings, Ltd. 400 42
StarHub, Ltd. 499,300 447,408
*Straits Trading Co., Ltd. 143,700 157,380
Tai Sin Electric, Ltd. 200 61
*Thomson Medical Group, Ltd. 842,200 27,091
Tiong Woon Corp. Holding,
Ltd. 6,200 2,754
*Tuan Sing Holdings, Ltd. 428,456 82,036
UMS Integration, Ltd. 806,900 667,421
*UOB-Kay Hian Holdings, Ltd. 150,312 207,216
*UOL Group, Ltd. 155,500 687,168
Venture Corp., Ltd. 352,400 3,130,765
Shares Value†
SINGAPORE — (Continued)
Vicom, Ltd. 200 $ 207
Wee Hur Holdings, Ltd. 721,400 290,063
Wing Tai Holdings, Ltd. 317,200 284,234
TOTAL SINGAPORE 21,697,920
SOUTH AFRICA — (0.0%)
Anglogold Ashanti PLC, Class
H 1 42
TOTAL SOUTH AFRICA 42
SPAIN — (2.3%)
Acciona SA 22,633 3,303,487
Acerinox SA 253,943 2,867,937
ΩAedas Homes SA 14,336 462,820
*Almirall SA 105,897 1,173,691
*Amper SA 877,178 144,385
Atresmedia Corp. de Medios
de Comunicacion SA 133,881 846,173
Audax Renovables SA 182,813 314,213
Azkoyen SA 32 273
Banco de Sabadell SA 1,872,721 5,458,289
Bankinter SA 338,734 3,942,976
CIE Automotive SA 34,082 900,769
Construcciones y Auxiliar de
Ferrocarriles SA 22,290 1,089,542
Corp ACCIONA Energias
Renovables SA 58,821 1,099,258
*Deoleo SA 13,813 2,740
*Distribuidora Internacional de
Alimentacion SA 12,057 312,492
Ebro Foods SA 50,331 982,933
#*eDreams ODIGEO SA 64,838 541,730
Elecnor SA 45,481 976,107
Enagas SA 238,734 3,736,918
#Ence Energia y Celulosa SA 167,816 541,773
Ercros SA 23,548 79,903
Faes Farma SA 392,266 1,904,031
Fluidra SA 97,635 2,255,250
ΩGestamp Automocion SA 252,254 751,285
ΩGlobal Dominion Access SA 92,196 304,979
#*Grenergy Renovables SA 14,139 811,662
*Grifols SA 246,856 2,327,411
Grupo Catalana Occidente SA 17,550 979,544
Grupo Empresarial San Jose
SA 3,460 22,733
Iberpapel Gestion SA 798 18,505
#Indra Sistemas SA 83,809 2,669,465
Laboratorios Farmaceuticos
Rovi SA 8,055 472,019
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 444,491 646,753
Logista Integral SA, Class R 40,933 1,401,503
Mapfre SA 504,659 1,797,887
Melia Hotels International SA 156,161 1,130,778
ΩMetrovacesa SA 3,626 45,959
Miquel y Costas & Miquel SA 276 4,236
Ω#Neinor Homes SA 41,730 726,729
#*Obrascon Huarte Lain SA 357,719 125,854
Pharma Mar SA 26,918 2,275,041
Prim SA 28 324

Dimensional International Small Cap ETF
continued
Shares Value†
SPAIN — (Continued)
ΩProsegur Cash SA 180,770 $ 157,406
Realia Business SA 360 368
Redeia Corp. SA 42,300 889,565
Renta 4 Banco SA 12 183
*Sacyr SA 614,987 2,253,857
*Solaria Energia y Medio
Ambiente SA 61,496 463,754
Ω*Talgo SA 18,677 67,515
*Tecnicas Reunidas SA 92,530 1,556,717
Tubacex SA 50,885 209,394
*Tubos Reunidos SA 91,743 60,070
ΩUnicaja Banco SA 1,529,023 2,913,087
Vidrala SA 22,265 2,424,675
*Viscofan SA 41,139 2,974,242
TOTAL SPAIN 63,421,190
SWEDEN — (3.3%)
ΩAcadeMedia AB 87,989 723,442
AddLife AB, Class B 124,278 2,358,021
Addnode Group AB 81,423 704,914
AFRY AB 124,487 2,161,927
ΩAlimak Group AB 21,491 271,843
Alleima AB 219,058 1,720,458
Alligo AB, Registered 25,779 294,544
ΩAmbea AB, Class B 126,110 1,527,195
*Annehem Fastigheter AB,
Class B 270 441
AQ Group AB 67,972 1,095,879
Arise AB 27,879 99,579
Arjo AB, Class B 340,137 1,136,976
*Atrium Ljungberg AB, B
Shares 98,370 349,781
Ω*Attendo AB 144,548 983,146
Beijer Alma AB, Class B 47,630 992,611
Bergman & Beving AB 28,654 868,987
*Betsson AB, Class B 96,095 1,690,771
#*Better Collective A/S 25,306 333,481
*BHG Group AB 159,123 383,747
*BICO Group AB 26,046 93,599
Bilia AB, A Shares 59,201 747,002
Billerud Aktiebolag 150,822 1,591,896
Ω#*BioArctic AB 14,908 302,955
BioGaia AB, B Shares 59,519 632,531
Biotage AB 14,318 209,020
*Bjorn Borg AB 4,709 27,732
*Bonava AB, B Shares 70,497 93,851
Ω*Boozt AB, Class A 60,328 528,853
ΩBravida Holding AB 178,609 1,699,998
BTS Group AB, Registered 1,548 37,075
Bufab AB 30,476 1,264,554
Bulten AB 13,745 84,224
Byggmax Group AB 61,097 304,380
*Carasent AB 10,498 27,064
Catella AB 31,231 94,325
Catena AB 2,542 119,603
*Cavotec SA 208 327
Cellavision AB 27,455 575,010
*Cint Group AB 351,429 265,806
Clas Ohlson AB, B Shares 46,821 1,331,099
Shares Value†
SWEDEN — (Continued)
Cloetta AB, B Shares 253,128 $ 737,477
Coinshares International, Ltd. 4,689 37,629
ΩCoor Service Management
Holding AB 91,172 368,662
Corem Property Group AB,
Class B 3,731 80,462
Corem Property Group AB,
Class D 341,780 173,000
CTT Systems AB 2,752 58,151
Dios Fastigheter AB 147,470 1,027,484
ΩDometic Group AB 149,410 538,160
Ω#*Dustin Group AB 197,213 70,544
*Dynavox Group AB 127,234 1,148,350
Eastnine AB 48,773 226,548
*Egetis Therapeutics AB 2,191 852
Elanders AB, Class B 13,936 77,303
*Electrolux AB, Class B 142,475 886,323
*Electrolux Professional AB,
Class B 200,804 1,172,150
Elekta AB, Class B 425,931 2,163,902
#*Embracer Group AB 124,912 1,575,630
*Enea AB 18,755 129,507
Engcon AB 33,652 325,882
Ependion AB, Class B 3,708 44,366
*Ework Group AB 5,963 89,993
Fagerhult Group AB 56,781 246,672
*Fastighets AB Trianon, Class
B 12,228 24,494
*Fastighetsbolaget Emilshus
AB, Class A 1,339 6,345
FastPartner AB, Class D 50,527 296,617
FastPartner AB, Class D 457 3,340
*Fenix Outdoor International
AG 3,375 213,455
*Ferronordic AB 2,409 11,739
FormPipe Software AB 132 361
G5 Entertainment AB 6,646 89,579
*GiG Software PLC 216 97
Granges AB 84,045 1,051,772
Ω*Green Landscaping Group
AB 6,751 42,067
Hanza AB 22,623 169,117
Heba Fastighets AB, Class B 114,258 345,917
#*Hexatronic Group AB 355,790 946,201
#*HMS Networks AB 15,520 694,183
Hufvudstaden AB, Class A 48,294 588,347
*Humana AB 36,542 154,770
Instalco AB 367,896 1,025,313
#*International Petroleum
Corp. 93,678 1,281,105
INVISIO AB 44,351 1,779,576
Inwido AB 57,629 1,226,085
ITAB Shop Concept AB 102,289 270,440
JM AB 124,902 1,999,489
*John Mattson
Fastighetsforetagen AB 17,207 109,184
Kabe Group AB, Class B 20 516
#*Karnov Group AB 5,023 47,288
#*K-fast Holding AB 32,160 41,727

Dimensional International Small Cap ETF
continued
Shares Value†
SWEDEN — (Continued)
*Klarabo Sverige AB, Class B 115,005 $ 193,406
KNOW IT AB 33,997 510,401
Lime Technologies AB 9,378 379,694
Lindab International AB 66,777 1,409,636
Loomis AB 37,310 1,562,820
#*Medcap AB 9,005 406,139
MEKO AB 44,832 589,399
Micro Systemation AB, Class B 284 1,463
MIPS AB 25,870 916,792
*Modern Times Group MTG
AB, Class B 143,600 1,730,067
Momentum Group AB 24,008 397,275
ΩMunters Group AB 73,241 940,866
#NCAB Group AB, Class B 168,769 744,026
NCC AB, Class B 98,311 1,840,866
Nederman Holding AB 2,300 40,301
*Net Insight AB, Class B 83,479 25,273
New Wave Group AB, Class B 103,524 1,266,559
Nilorngruppen AB, Class B 9,322 57,025
*Nivika Fastigheter AB, Class
B 40,783 168,715
#*Nobia AB 476,197 163,622
Nolato AB, Class B 176,937 995,224
*Norion Bank AB 65,834 269,789
*Norva24 Group AB 69,970 263,705
Note AB, Registered 13,483 225,068
NP3 Fastigheter AB 20,974 546,917
*Nyfosa AB 241,033 2,266,658
OEM International AB, Class B 54,602 781,250
#*Orron Energy ab 148,466 74,288
#*Ovzon AB 16,561 42,927
Peab AB, Class B 222,754 1,853,416
Platzer Fastigheter Holding
AB, Class B 88,867 698,413
Prevas AB, Class B 1,128 11,446
#*Pricer AB, Class B 211,882 129,174
Proact IT Group AB 25,993 313,159
Ratos AB, B Shares 377,444 1,285,162
RaySearch Laboratories AB 58,436 1,578,303
Rejlers AB 2,405 44,285
*Rottneros AB 7,112 4,402
Rvrc Holding AB 86,955 450,602
#Samhallsbyggnadsbolaget i
Norden AB 1,578,990 642,080
Samhallsbyggnadsbolaget i
Norden AB, Class D 62,670 44,087
Scandi Standard AB 34,054 311,062
ΩScandic Hotels Group AB 175,525 1,358,536
*Sdiptech AB 52,237 1,170,944
*Sensys Gatso Group AB 4,041 17,974
Ω*Sinch AB 882,810 2,059,454
SinterCast AB 36 390
*Sivers Semiconductors AB 56,260 21,198
SkiStar AB 42,277 731,582
Solid Forsakring AB 14,478 115,735
*Stendorren Fastigheter AB 12,178 260,103
#*Stillfront Group AB 360,749 184,921
Storskogen Group AB, Class B 2,106,323 2,749,495
Svedbergs Group AB, Class B 4,237 22,272
Shares Value†
SWEDEN — (Continued)
*Swedish Logistic Property AB,
Registered 20,822 $ 85,275
Synsam AB 138,712 704,713
Systemair AB 32,252 274,872
*TF Bank AB 9,803 361,836
Troax Group AB, Class B 31,444 437,515
Truecaller AB, Class B 158,399 1,194,779
*VBG Group AB, Class B 28,450 797,611
*Vestum AB 100,741 109,464
#*Viaplay Group AB 835,991 48,019
Vitec Software Group AB, B
Shares 41,292 1,888,021
Vitrolife AB 45,479 743,138
Volati AB 22,375 276,066
XANO Industri AB, Class B 167 742
#*XSpray Pharma AB 7,980 28,793
TOTAL SWEDEN 93,146,028
SWITZERLAND — (7.2%)
Accelleron Industries AG 102,395 5,500,110
Adecco Group AG 167,992 4,378,934
*AEVIS VICTORIA SA 37 608
Allreal Holding AG, Registered 22,056 4,879,563
ALSO Holding AG, Registered 4,963 1,518,947
*ams-OSRAM AG 96,227 850,732
APG SGA SA 1,265 343,286
#Arbonia AG 57,390 435,794
*Aryzta AG 1,251,993 3,147,694
Autoneum Holding AG 3,809 573,841
Avolta AG 84,358 3,849,620
Baloise Holding AG,
Registered 22,005 4,908,447
*Banque Cantonale de
Geneve, Registered 1,955 587,630
*Banque Cantonale Vaudoise,
Registered 18,356 2,265,042
Barry Callebaut AG,
Registered 407 367,006
*Basilea Pharmaceutica AG
Allschwil, Registered 16,511 888,088
Belimo Holding AG, Class R 12,224 10,383,148
Bell Food Group AG 2,540 820,651
Berner Kantonalbank AG,
Registered 4,527 1,396,525
BKW AG 18,080 3,641,302
Bossard Holding AG,
Registered 7,891 1,726,561
Bucher Industries AG,
Registered 7,226 3,121,667
Burckhardt Compression
Holding AG 4,417 2,999,314
Burkhalter Holding AG 1,764 263,178
Bystronic AG 736 225,704
Cembra Money Bank AG 27,616 3,343,830
Cham Swiss Properties AG 148 3,980
*Cicor Technologies, Ltd.,
Registered 1,280 172,899
Cie Financiere Tradition SA,
Class BR 4,102 1,088,209
#Clariant AG, Registered 216,429 2,420,423

Dimensional International Small Cap ETF
continued
Shares Value†
SWITZERLAND — (Continued)
#Coltene Holding AG,
Registered 2,427 $ 184,591
Comet Holding AG, Class R 1,509 389,668
COSMO Pharmaceuticals NV 7,577 439,360
#CPH Group AG 973 78,385
Daetwyler Holding AG, Class
BR 1,868 270,056
DKSH Holding AG 40,157 2,971,154
#*DocMorris AG 4,001 112,958
dormakaba Holding AG 3,785 3,196,580
EFG International AG 104,692 1,582,324
Emmi AG, Registered 2,078 2,045,758
#*Feintool International
Holding AG, Registered 2,779 37,538
Flughafen Zurich AG,
Registered 23,582 5,951,818
Forbo Holding AG, Registered 1,154 1,108,009
ΩGalenica AG 56,635 5,954,687
*GAM Holding AG 5,535 701
Georg Fischer AG, Registered 97,365 7,038,006
Glarner Kantonalbank 3,693 98,869
Helvetia Holding AG,
Registered 18,014 3,974,370
Hiag Immobilien Holding AG 9,259 1,126,742
Huber + Suhner AG,
Registered 21,371 1,885,485
Hypothekarbank Lenzburg AG,
Class R 3 14,676
#*Idorsia, Ltd. 24,414 38,326
Implenia AG, Registered 15,707 892,628
*Inficon Holding AG,
Registered 13,848 1,469,481
Interroll Holding AG, Class R 874 1,914,451
Intershop Holding AG 6,902 1,135,565
*Investis Holding SA 2,988 441,791
Jungfraubahn Holding AG,
Registered 4,737 1,142,529
Kardex Holding AG,
Registered 8,472 2,128,954
*Komax Holding AG, Class R 3,267 408,698
*Kudelski SA, Class R 543 793
Landis+Gyr Group AG 31,228 2,010,297
Lastminute.com NV 295 4,541
#LEM Holding SA, Registered 46 38,401
Liechtensteinische
Landesbank AG, Class B 7,727 712,755
Luzerner Kantonalbank AG,
Registered 18,764 1,591,543
*MCH Group AG 75 277
ΩMedacta Group SA 6,317 1,023,942
Ω*Medartis Holding AG 184 17,196
ΩMedmix AG 21,703 273,087
Meier Tobler Group AG 1,103 46,509
*Metall Zug AG, Registered 201 251,938
#*Meyer Burger Technology
AG, Class A 2,822 5,460
Mikron Holding AG, Registered 9,068 176,560
#Mobilezone Holding AG,
Registered 50,089 690,000
Shares Value†
SWITZERLAND — (Continued)
Mobimo Holding AG, Class B 10,984 $ 4,257,261
Ω*Montana Aerospace AG 24,538 492,701
Naturenergie Holding AG,
Class B 2,061 81,261
#*Novavest Real Estate AG,
Class B 3,801 172,993
OC Oerlikon Corp. AG
Pfaffikon 389,391 1,654,704
Orell Fuessli AG, Registered 4 477
#Orior AG 1,558 35,341
#*Peach Property Group AG 14,595 111,361
Phoenix Mecano AG,
Registered 456 235,838
Plazza AG, Registered 802 349,396
Ω*PolyPeptide Group AG 18,324 424,568
PSP Swiss Property AG,
Registered 52,062 9,306,854
Rieter Holding AG, Registered 2,077 176,927
Romande Energie Holding SA,
Registered 9,322 486,661
*Santhera Pharmaceuticals
Holding AG, Registered 4,110 72,522
Schweiter Technologies AG,
Registered 631 291,792
Ω*Sensirion Holding AG 562 43,565
*SFS Group AG 21,661 2,925,915
*Siegfried Holding AG,
Registered 45,360 5,409,528
#SIG Group AG 301,067 5,828,994
SKAN Group AG, Class A 13,180 1,077,817
*Softwareone Holding AG 34,675 240,520
*St. Galler Kantonalbank AG,
Registered 2,990 1,808,372
Stadler Rail AG 49,188 1,297,713
Sulzer AG, Registered 24,646 4,174,899
#Swatch Group AG (The),
Class BR 9,415 1,628,649
Swatch Group AG (The),
Registered 3,895 135,845
Swiss Prime Site AG,
Registered 32,471 4,595,531
Swissquote Group Holding SA,
Registered 21,038 10,829,418
Tecan Group AG, Class R 6,979 1,355,459
Temenos AG, Registered 77,610 5,572,242
TX Group AG 3,795 856,213
u-blox Holding AG 15,082 1,528,848
Valiant Holding AG 27,661 4,093,188
ΩVAT Group AG 350 125,348
Vaudoise Assurances Holding
SA 1,158 848,331
Vetropack Holding AG 13,726 476,046
Vontobel Holding AG, Class R 32,516 2,354,368
#VP Bank AG, Class A 4,331 433,232
V-ZUG Holding AG 2,323 196,752
*Walliser Kantonalbank,
Registered 2,402 362,456
Warteck Invest AG, Registered 204 479,124

Dimensional International Small Cap ETF
continued
Shares Value†
SWITZERLAND — (Continued)
Ypsomed Holding AG,
Registered 4,559 $ 1,938,997
Zehnder Group AG,
Registered 7,601 506,888
Zug Estates Holding AG, Class
B 52 134,153
Zuger Kantonalbank, Class BR 74 765,440
TOTAL SWITZERLAND 201,154,698
UNITED KINGDOM — (12.1%)
4imprint Group PLC 20,321 922,855
*accesso Technology Group
PLC 5,217 33,239
Advanced Medical Solutions
Group PLC 252,956 652,096
AG Barr PLC 110,818 1,024,297
ΩAirtel Africa PLC 572,117 1,310,565
AJ Bell PLC 460,362 2,589,986
ΩAlfa Financial Software
Holdings PLC 191,370 567,461
*Alliance Pharma PLC, Class
B 116,527 100,547
*AO World PLC 423,637 556,233
Ashmore Group PLC 520,133 1,005,293
Ashtead Technology Holdings
PLC 61,143 406,302
#*ASOS PLC 15,423 59,124
Ω#*Aston Martin Lagonda
Global Holdings PLC 61,981 55,758
Atalaya Mining Copper SA 134,706 653,135
*Auction Technology Group
PLC 113,713 885,499
Avon Technologies PLC 21,659 393,448
B&M European Value Retail
SA 263,770 1,185,198
Babcock International Group
PLC 628,933 6,754,139
ΩBakkavor Group PLC 303,664 697,640
Balfour Beatty PLC,
Registered 819,156 5,006,823
Barratt Redrow PLC,
Registered 799,279 4,972,874
Beazley PLC 124,295 1,468,456
Bellway PLC 215,392 7,716,101
Berkeley Group Holdings PLC,
Registered 45,683 2,544,487
Bloomsbury Publishing PLC 123,538 981,809
Bodycote PLC 235,105 1,494,784
#*boohoo Group PLC 886,343 255,720
Breedon Group PLC 358,396 2,061,326
ΩBridgepoint Group PLC 325,858 1,163,856
Brooks Macdonald Group PLC 7,953 155,093
Burberry Group PLC 281,514 2,720,872
Bytes Technology Group PLC 324,816 2,199,657
C&C Group PLC 499,589 918,208
*Capita PLC 31,284 76,292
Card Factory PLC 388,853 489,786
Central Asia Metals PLC 194,901 399,346
Chemring Group PLC 259,517 1,383,083
Chesnara PLC 301,313 1,036,346
Shares Value†
UNITED KINGDOM — (Continued)
Clarkson PLC 33,510 $ 1,470,345
*Close Brothers Group PLC 202,946 880,453
ΩCMC Markets PLC 102,164 330,917
Coats Group PLC 1,865,306 1,803,841
Cohort PLC 16,406 300,215
Computacenter PLC 92,904 2,990,619
Conduit Holdings, Ltd. 89,008 409,570
ΩConvaTec Group PLC 248,015 860,650
Cranswick PLC 65,453 4,528,651
Crest Nicholson Holdings PLC 432,265 1,038,124
Croda International PLC 23,882 941,346
*Currys PLC 1,415,866 2,099,204
CVS Group PLC 73,902 1,062,131
Ω*Deliveroo PLC 269,718 614,248
*DFS Furniture PLC 167,790 326,091
Diploma PLC 286 15,135
Direct Line Insurance Group
PLC 1,178,380 4,454,319
DiscoverIE Group PLC 122,274 926,034
Diversified Energy Co. PLC 11,181 140,608
Diversified Energy Co. PLC 46,556 577,760
Domino's Pizza Group PLC 482,609 1,734,033
Dowlais Group PLC 308,866 238,249
Dr. Martens PLC 369,854 271,708
Drax Group PLC 427,320 3,521,664
Dunelm Group PLC 141,671 2,083,425
easyJet PLC 58,718 387,913
Elementis PLC 966,700 1,616,611
Energean PLC 127,672 1,504,090
EnQuest PLC 265,306 48,549
Entain PLC, Class B 464,782 3,958,286
Essentra PLC 47,458 57,114
*Evoke PLC 88,109 58,608
*FD Technologies PLC 17,585 419,501
FDM Group Holdings PLC 2,830 8,486
Fevertree Drinks PLC 9,680 102,790
Firstgroup PLC 1,033,617 2,384,304
Foresight Group Holdings, Ltd. 94,376 467,676
ΩForterra PLC 295,290 735,198
*Frasers Group PLC 161,303 1,426,297
Fresnillo PLC 134,532 1,800,541
*Frontier Developments PLC 1,982 5,295
Fuller Smith & Turner PLC 32,960 248,300
Future PLC 168,397 1,583,495
FW Thorpe PLC 27,424 105,862
Galliford Try Holdings PLC 46,711 242,705
Games Workshop Group PLC 33,270 6,848,020
Gamma Communications PLC 103,081 1,836,725
GB Group PLC 333,514 1,089,187
Genuit Group PLC 330,211 1,680,452
Genus PLC 22,718 558,945
*Georgia Capital PLC 49,849 1,078,651
Goodwin PLC 785 70,461
Grafton Group PLC, Class A 276,945 3,357,727
Grainger PLC 858,522 2,465,468
Greencore Group PLC 1,006,214 2,486,404
Greggs PLC 71,135 1,764,432
Gulf Keystone Petroleum, Ltd. 279,516 574,212

Dimensional International Small Cap ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
Halfords Group PLC 317,239 $ 655,097
Harbour Energy PLC 666,992 1,363,081
Harworth Group PLC 219,282 512,567
Hays PLC 2,070,978 1,980,606
*Helios Towers PLC 894,123 1,280,270
Henry Boot PLC 67,135 195,486
Hikma Pharmaceuticals PLC 138,553 3,673,551
Hill & Smith PLC 109,388 2,615,365
Hilton Food Group PLC 92,401 1,097,205
*Hiscox, Ltd. 402,541 5,909,046
*Hochschild Mining PLC 800,969 3,019,133
Hollywood Bowl Group PLC 247,486 968,563
Howden Joinery Group PLC 306,656 3,149,832
Hunting PLC, Class U 260,488 892,452
ΩIbstock PLC 653,970 1,572,316
IG Group Holdings PLC 345,301 4,911,985
IMI PLC 111,798 2,640,133
Impax Asset Management
Group PLC, Registered 11,532 23,536
Inchcape PLC 444,790 3,989,428
*Indivior PLC 18,938 215,265
IntegraFin Holdings PLC 415,476 1,689,829
International Distribution
Services PLC 1,227,709 6,014,982
International Workplace Group
PLC 896,881 2,215,039
Investec PLC 39,527 248,459
Ithaca Energy PLC 108,059 192,542
ITV PLC 3,740,371 4,001,813
J D Wetherspoon PLC 149,842 1,307,943
James Halstead PLC 359,470 734,621
JD Sports Fashion PLC 3,427,959 3,597,967
JET2 PLC 127,199 2,689,516
*John Wood Group PLC 627,641 154,255
Johnson Matthey PLC 167,982 2,883,205
Johnson Service Group PLC 710,053 1,327,787
ΩJTC PLC 3,013 33,564
Jupiter Fund Management
PLC 597,878 578,177
Just Group PLC, Registered 1,379,101 2,593,632
Kainos Group PLC 64,719 632,347
Keller Group PLC 115,254 2,186,019
Kier Group PLC 710,132 1,377,258
Kingfisher PLC 646,819 2,481,286
Lancashire Holdings, Ltd. 299,504 2,252,271
Lion Finance Group PLC 48,733 3,905,566
Liontrust Asset Management
PLC 20,871 91,577
LSL Property Services PLC 83,616 312,721
ΩLuceco PLC 80,013 148,127
Man Group PLC 1,357,105 2,954,681
Marks & Spencer Group PLC 305 1,585
Marshalls PLC 282,931 1,061,931
*Marston's PLC 168,809 81,510
ME GROUP INTERNATIONAL
PLC 281,082 756,515
Mears Group PLC 189,298 979,777
*Metro Bank Holdings PLC 428,786 576,167
*Mitchells & Butlers PLC 513,236 1,696,688
Shares Value†
UNITED KINGDOM — (Continued)
Mitie Group PLC 1,585,364 $ 3,053,541
MJ Gleeson PLC 43,460 294,892
*Mobico Group PLC,
Registered 275,847 114,588
MONY Group PLC 665,702 1,794,364
Moonpig Group PLC 461,688 1,418,358
Morgan Advanced Materials
PLC 311,737 819,451
Morgan Sindall Group PLC 53,707 2,535,887
Mortgage Advice Bureau
Holdings, Ltd. 29,428 317,601
MP Evans Group PLC 49,621 669,417
NCC Group PLC 456,657 897,858
Next 15 Group PLC 6,153 21,286
Nichols PLC 8,449 138,245
Ninety One PLC 137,551 273,570
*Ocado Group PLC 304,315 1,143,412
ΩOn the Beach Group PLC 152,949 541,380
OSB Group PLC 435,058 2,754,451
*Oxford Biomedica PLC 10,083 38,855
Oxford Instruments PLC 56,429 1,236,106
*Oxford Nanopore
Technologies PLC 174,248 276,732
Pagegroup PLC 403,595 1,450,132
Pan African Resources PLC 3,957,921 2,349,895
Paragon Banking Group PLC,
Class A 46,246 520,728
PayPoint PLC 106,732 960,869
Pennon Group PLC 391,345 2,618,829
Persimmon PLC 297,517 5,146,253
Pets at Home Group PLC 528,847 1,671,300
*Pinewood Technologies
Group PLC 36,460 175,319
*Playtech PLC, Registered,
Class A 373,075 3,787,209
Plus500, Ltd. 103,623 4,243,634
Polar Capital Holdings PLC 116,127 608,035
Porvair PLC 2,918 28,842
PPHE Hotel Group, Ltd. 26,697 445,027
Premier Foods PLC 846,196 2,251,489
PZ Cussons PLC 242,756 251,942
QinetiQ Group PLC 657,516 3,447,991
Rank Group PLC 285,431 324,826
Reach PLC 242,875 246,551
Renew Holdings PLC 95,999 968,107
Renewi PLC 95,449 1,096,426
Renishaw PLC 9,804 293,333
RHI Magnesita NV, Registered 12,159 505,901
Ricardo PLC 7,123 23,405
Rightmove PLC 213,172 2,100,769
Robert Walters PLC 40,184 121,303
Rotork PLC 990,241 4,020,907
RS GROUP PLC 247,647 1,705,184
RWS Holdings PLC 83,120 74,386
#*S4 Capital PLC 40,490 14,548
ΩSabre Insurance Group PLC 285,756 480,160
Savills PLC 160,282 1,984,605
Senior PLC 577,798 1,069,668
Serco Group PLC 1,615,488 3,704,961

Dimensional International Small Cap ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
Serica Energy PLC 360,253 $ 613,037
#*SIG PLC 279,004 57,987
#*SigmaRoc PLC 520,826 630,276
Softcat PLC, Class B 119,297 2,662,659
Spectris PLC 116,612 3,115,178
ΩSpire Healthcare Group PLC 367,456 949,230
*Spirent Communications PLC 78,508 193,578
SSP Group PLC 854,167 1,688,551
St. James's Place PLC 4,799 60,203
SThree PLC 27,658 90,510
*Synthomer PLC 18,002 19,789
Tate & Lyle PLC 359,600 2,680,177
Tatton Asset Management
PLC 1,338 11,080
Taylor Wimpey PLC 1,586,265 2,488,504
*TBC Bank Group PLC 57,923 3,659,500
Team Internet Group PLC 74,787 56,939
Telecom Plus PLC, Class B 76,587 1,935,467
*THG PLC 659,791 216,796
TP ICAP Group PLC, Class A 989,465 3,389,982
Ω*Trainline PLC 288,965 1,122,404
Travis Perkins PLC 248,565 1,855,929
Treatt PLC 9,235 31,455
TT Electronics PLC 133,534 130,204
#*Tullow Oil PLC 100,653 17,235
*Vanquis Banking Group PLC 26,133 22,375
Vesuvius PLC 310,145 1,417,602
*Victoria PLC 797 852
Victorian Plumbing Group PLC 35,573 46,375
Victrex PLC 44,794 497,199
*VIDENDUM PLC 8,280 8,848
*Vistry Group PLC 325,764 2,737,798
#Volex PLC, Registered, Class
R 167,745 569,106
Volution Group PLC, Class R 278,204 2,110,675
Vp PLC 4,000 31,523
Ω*Watches of Switzerland
Group PLC 310,620 1,468,731
*Watkin Jones PLC 66,961 27,995
WH Smith PLC 116,811 1,411,243
Whitbread PLC 62,548 2,166,334
Wickes Group PLC 354,028 898,464
*XP Power, Ltd. 5,339 49,919
XPS Pensions Group PLC 280,782 1,449,534
#Young & Co's Brewery PLC,
Class A 34,593 407,536
Young & Co's Brewery PLC,
Class A 24,896 194,866
Zigup PLC, Class B 323,117 1,348,713
TOTAL UNITED KINGDOM 335,488,539
UNITED STATES — (0.2%)
Alcoa Corp., Class CDI 21,905 545,919
*Coeur Mining, Inc. 280,828 1,558,595
Shares Value†
UNITED STATES — (Continued)
International Paper Co. 76,035 $ 3,447,965
TOTAL UNITED STATES 5,552,479
TOTAL COMMON STOCKS 2,684,018,908
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Draegerwerk AG & Co. KGaA
3.020% 10,119 685,566
*Einhell Germany AG, Class P
1.460% 6,869 516,913
FUCHS SE 2.520% 85,293 4,269,983
Jungheinrich AG 2.360% 37,765 1,366,872
Sixt SE, Class A 6.710% 11,989 795,905
STO SE & Co. KGaA 0.250% 176 25,208
TOTAL GERMANY 7,660,447
TOTAL PREFERRED
STOCKS 7,660,447
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*4DMedical, Ltd. 12/31/2025 600 3
*Arafura Rare Earths, Ltd.
6/20/2025 14,563 149
*Imugene, Ltd. 8/31/2026 18,237 58
*<Panoramic Resources, Ltd.
9/8/2025 21,791 –
*Talga Group, Ltd. 9/13/2025 2,856 –
TOTAL AUSTRALIA 210
ITALY — (0.0%)
*Diasorin Spa RTS 5/1/2025 7,424 –
*Fincantieri SpA 9/30/2026 3,708 4,460
TOTAL ITALY 4,460
NORWAY — (0.0%)
*Atlantic Sapphire ASA
12/14/2026 510 30
TOTAL NORWAY 30
PORTUGAL — (0.0%)
#*EDP Renovaveis SA
5/8/2025 228,900 23,418
TOTAL PORTUGAL 23,418
SPAIN — (0.0%)
*Obrascon Huarte Lain SA
5/13/2025 357,719 1,911
TOTAL SPAIN 1,911
TOTAL RIGHTS/WARRANTS 30,029
TOTAL INVESTMENT SECURITIES — (96.7%)
(Cost $2,438,023,678) 2,691,709,384
SECURITIES LENDING COLLATERAL — ( 3.3% )
@§The DFA Short Term
Investment Fund 7,933,867 91,755,174
TOTAL INVESTMENTS — ( 100.0% )
(Cost $2,529,778,852) $ 2,783,464,558

Dimensional International Small Cap ETF
continued
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $116,905,585 which represented 4.3% of the net assets of the Fund.
As of April 30, 2025 , Dimensional International Small Cap ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 40 06/20/25 $ 10,432,988 $ 11,174,000 $ 741,012
Total Futures Contracts ..............
$10,432,988 $11,174,000 $741,012
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 166,641,369 $ — $ 98 $ 166,641,467
Austria .............................. 38,366,181 — — 38,366,181
Belgium ............................. 39,929,518 — — 39,929,518
Canada ............................. 289,863,749 — 1,929 289,865,678
China ............................... 8,200 — — 8,200
Denmark ............................ 66,906,401 — — 66,906,401
Finland .............................. 78,150,591 — — 78,150,591
France .............................. 150,447,946 — — 150,447,946
Germany ............................ 171,431,371 — — 171,431,371
Hong Kong ........................... 42,704,563 110,754 2,275 42,817,592
Ireland .............................. 6,496,320 — — 6,496,320
Israel ............................... 30,038,955 — — 30,038,955
Italy ................................ 127,523,512 — — 127,523,512
Japan ............................... 641,921,423 — — 641,921,423
Netherlands .......................... 62,716,982 — — 62,716,982
New Zealand ......................... 6,809,894 — — 6,809,894
Norway .............................. 25,421,518 — 41,743 25,463,261
Portugal ............................. 18,022,720 — — 18,022,720
Singapore ............................ 21,697,920 — — 21,697,920
South Africa .......................... 42 — — 42
Spain ............................... 63,421,190 — — 63,421,190
Sweden ............................. 93,146,028 — — 93,146,028
Switzerland ........................... 201,154,698 — — 201,154,698
United Kingdom ....................... 335,488,539 — — 335,488,539
United States ......................... 5,552,479 — — 5,552,479
Preferred Stocks
Germany ............................ 7,660,447 — — 7,660,447
Rights/Warrants
Australia ............................. 210 — — 210
Italy ................................ 4,460 — — 4,460
Norway .............................. 30 — — 30
Portugal ............................. 23,418 — — 23,418
Spain ............................... 1,911 — — 1,911
Securities Lending Collateral ............... — 91,755,174 — 91,755,174
Total Investments ........................ $2,691,552,585 $91,865,928 $46,045> $2,783,464,558

Dimensional International Small Cap ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Financial Instruments
Assets
Futures Contracts** ...................... $741,012 $— $— $741,012
Total Other Financial Instruments ........... $741,012 $– $– $741,012
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

Dimensional International High Profitability ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (97.4%)
AUSTRALIA — (6.0%)
*ALS, Ltd., Registered 108,046 $ 1,188,397
Ampol, Ltd. 99,111 1,502,960
Aristocrat Leisure, Ltd. 232,002 9,922,139
Aurizon Holdings, Ltd. 389,276 762,178
BHP Group, Ltd. 1,285,317 31,407,767
#BHP Group, Ltd., Sponsored
ADR 467,129 22,211,984
Brambles, Ltd. 1,116,384 14,657,777
Cochlear, Ltd. 16,024 2,815,353
*Coles Group, Ltd. 1,062,538 14,426,700
Computershare, Ltd. 328,390 8,556,080
#Endeavour Group, Ltd. 797,771 2,036,705
Evolution Mining, Ltd. 1,611,296 8,072,615
Fortescue, Ltd. 622,120 6,444,632
Insurance Australia Group, Ltd. 91,683 481,625
*James Hardie Industries PLC 274,438 6,497,153
JB Hi-Fi, Ltd. 90,803 6,018,596
Lottery Corp., Ltd. (The) 1,810,509 6,047,117
Medibank Pvt., Ltd., Class B 2,038,067 6,063,852
Netwealth Group, Ltd. 93,425 1,674,975
New Hope Corp., Ltd., Class B 18,709 43,933
Perseus Mining, Ltd. 31,209 66,896
Pro Medicus, Ltd. 46,715 6,857,184
Qantas Airways, Ltd., Class B 127,564 722,351
#*Ramsay Health Care, Ltd. 166 3,533
REA Group, Ltd. 30,579 4,856,850
Rio Tinto, Ltd. 166,867 12,502,720
SGH, Ltd., Registered 125,970 4,114,718
Technology One, Ltd. 240,495 4,625,644
Telstra Group, Ltd. 1,689,297 4,874,833
Wesfarmers, Ltd. 369,275 18,505,453
Woolworths Group, Ltd. 721,359 14,571,464
*Xero, Ltd. 30,219 3,174,709
#Yancoal Australia, Ltd. 205,357 654,359
TOTAL AUSTRALIA 226,363,252
AUSTRIA — (0.2%)
Erste Group Bank AG 4,081 275,793
OMV AG 85,392 4,422,484
Verbund AG 49,268 3,791,570
TOTAL AUSTRIA 8,489,847
BELGIUM — (0.7%)
*Anheuser-Busch InBev SA/
NV 143,961 9,426,115
*Anheuser-Busch InBev SA/
NV, Sponsored ADR 4,639 305,293
KBC Group NV 147,508 13,592,132
Lotus Bakeries NV 124 1,192,497
Syensqo SA 19,685 1,401,245
UCB SA 10,858 1,989,049
TOTAL BELGIUM 27,906,331
CANADA — (10.3%)
*Air Canada 2,197 22,220
Shares Value†
CANADA — (Continued)
Alimentation Couche-Tard, Inc. 282,492 $ 14,716,661
ARC Resources, Ltd. 497,846 9,194,275
#BCE, Inc. 150 3,327
BCE, Inc., ADR 1,285 28,591
Canadian National Railway
Co., ADR 185,323 17,942,973
Canadian Natural Resources,
Ltd., ADR 822,948 23,610,378
Canadian Natural Resources,
Ltd., Class A 35,688 1,022,093
*Canadian Tire Corp., Ltd.,
Class A 36,312 3,966,376
CCL Industries, Inc. 107,586 5,611,015
*Celestica, Inc. 91,105 7,775,812
*Celestica, Inc. 448 38,151
Cenovus Energy, Inc. 29,450 346,032
Cenovus Energy, Inc., ADR 929,034 10,934,730
CGI, Inc. 51,457 5,445,583
CGI, Inc., ADR 92,526 9,813,308
Colliers International Group,
Inc. 21,018 2,508,919
Colliers International Group,
Inc., Class B 996 118,838
Constellation Software, Inc. 6,078 21,861,747
Dollarama, Inc. 168,417 20,739,689
Empire Co., Ltd., Class A 125,102 4,637,097
#Endeavour Mining PLC 21,141 571,647
FirstService Corp. 816 142,937
FirstService Corp., ADR 18,541 3,254,502
George Weston, Ltd. 44,446 8,642,725
Gildan Activewear, Inc., ADR 100,453 4,632,892
iA Financial Corp., Inc. 55,756 5,405,664
#Imperial Oil, Ltd. 2,945 198,259
Imperial Oil, Ltd., Registered 68,247 4,598,483
Intact Financial Corp. 53,019 11,751,847
Keyera Corp. 171,809 5,322,310
Kinross Gold Corp. 1,085,770 16,025,965
Loblaw Cos., Ltd. 53,444 8,659,065
Lundin Gold, Inc. 76,578 3,117,340
Lundin Mining Corp.,
Registered 302,450 2,469,873
#Magna International, Inc.,
ADR 123,929 4,307,772
MEG Energy Corp. 117,825 1,649,704
Metro, Inc. 151,200 11,629,254
National Bank of Canada 316,829 27,772,139
#Open Text Corp., ADR 32,601 883,487
Parkland Corp. 17,249 433,691
Quebecor, Inc., Class B 81,645 2,235,441
RB Global, Inc. 66,033 6,649,523
#Restaurant Brands
International, Inc. 135,086 8,699,538
Rogers Communications, Inc.,
Class B 96,919 2,521,733

Dimensional International High Profitability ETF
continued
Shares Value†
CANADA — (Continued)
Rogers Communications, Inc.,
Class B, ADR 103,447 $ 2,698,932
South Bow Corp. 282 6,951
South Bow Corp., ADR 1 25
Stantec, Inc. 48,097 4,222,917
Stantec, Inc. 20,763 1,818,810
Sun Life Financial, Inc. 130,102 7,737,551
Suncor Energy, Inc., ADR 565,154 19,944,285
TFI International, Inc. 57,799 4,700,793
Thomson Reuters Corp., ADR 21,674 4,030,930
Toromont Industries, Ltd. 60,991 5,150,214
#Tourmaline Oil Corp. 256,322 11,300,955
Waste Connections, Inc. 187 36,860
Waste Connections, Inc. 68,974 13,631,332
WSP Global, Inc. 60,661 10,731,283
TOTAL CANADA 387,925,444
DENMARK — (1.8%)
#Coloplast A/S, Class B 20,239 2,287,328
Novo Nordisk A/S, Class B 754,059 49,972,366
#Novo Nordisk A/S, Class B,
Sponsored ADR 48,209 3,203,488
Pandora A/S 79,366 11,752,374
TOTAL DENMARK 67,215,556
FINLAND — (0.9%)
Elisa OYJ 17,767 949,647
Kesko OYJ, Class A 87,994 2,020,551
Kesko OYJ, Class B 12,761 285,770
Kone OYJ, Class B 140,563 8,708,291
Metso OYJ, Class B 200,515 2,178,609
Nordea Bank Abp 431,498 5,971,909
Sampo OYJ, A Shares 883,820 8,859,298
Wartsila OYJ Abp 227,549 4,205,919
TOTAL FINLAND 33,179,994
FRANCE — (9.2%)
Airbus SE 224,834 37,606,087
*Bouygues SA 192,025 8,447,616
Bureau Veritas SA 292,021 9,254,911
Eiffage SA, Class P 70,853 9,644,932
Ω*FDJ UNITED 42,378 1,514,567
Hermes International SCA,
Class B 12,442 33,817,008
Ipsen SA 7,861 912,366
*L'Oreal SA 3,585 1,577,123
LVMH Moet Hennessy Louis
Vuitton SE 144,127 79,935,845
#Orange SA 2,144,979 31,173,760
Safran SA, Class B 151,262 40,063,711
Sodexo SA 68,591 4,358,573
Thales SA 54,430 15,152,787
TotalEnergies SE 1,278,478 74,351,409
TOTAL FRANCE 347,810,695
GERMANY — (8.7%)
adidas AG 91,424 20,961,942
*BASF SE 556,835 28,250,024
Bayer AG, Registered 210,950 5,522,540
Bayerische Motoren Werke AG 89,552 7,563,617
Brenntag SE 64,627 4,303,569
Shares Value†
GERMANY — (Continued)
Continental AG 85,455 $ 6,648,335
CTS Eventim AG & Co. KGaA 36,812 4,343,624
Daimler Truck Holding AG 359,541 14,370,196
Deutsche Boerse AG 78,925 25,435,077
Deutsche Post AG 443,920 18,928,543
Deutsche Telekom AG 1,384,813 49,744,334
E.ON SE 499,089 8,745,546
GEA Group AG, Registered 80,633 5,252,098
Hannover Rueck SE 2,386 765,950
*Hella GmbH & Co. KGaA 7,044 707,843
HOCHTIEF AG 11,761 2,219,309
Infineon Technologies AG 679,445 22,313,477
Knorr-Bremse AG 48,598 4,817,262
Mercedes-Benz Group AG 183,461 10,942,593
MTU Aero Engines AG, Class
R 24,189 8,356,300
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 14,564 9,959,875
Nemetschek SE, Registered 33,902 4,481,986
Rational AG 2,686 2,297,619
Rheinmetall AG 29,440 50,165,466
ΩSiemens Healthineers AG 12,754 686,921
Talanx AG 33,874 3,885,287
Volkswagen AG, Registered,
Class R 7,410 824,222
Ω*Zalando SE 134,871 4,901,473
TOTAL GERMANY 327,395,028
HONG KONG — (1.4%)
AIA Group, Ltd. 530,600 3,975,377
#Cathay Pacific Airways, Ltd. 1,768,000 2,035,957
HKT Trust & HKT, Ltd., Class
SS 4,198,000 5,976,494
Hong Kong Exchanges &
Clearing, Ltd. 451,200 19,829,131
PCCW, Ltd. 316,000 210,675
*PRADA SpA 336,600 2,105,188
ΩSamsonite Group SA 244,800 440,057
SITC International Holdings
Co., Ltd. 1,225,000 3,388,429
Techtronic Industries Co., Ltd.,
Class B 638,000 6,450,179
ΩWH Group, Ltd. 8,266,000 7,397,584
TOTAL HONG KONG 51,809,071
IRELAND — (0.2%)
AIB Group PLC 423,707 2,848,956
Kerry Group PLC, Class A 7,131 755,901
Kingspan Group PLC 67,936 5,737,916
TOTAL IRELAND 9,342,773
ISRAEL — (0.8%)
Bank Leumi Le-Israel BM 97,537 1,384,369
Bezeq The Israeli
Telecommunication Corp., Ltd. 1,360,972 2,064,430
Clal Insurance Enterprises
Holdings, Ltd., Registered 45,562 1,247,022
Delek Group, Ltd. 9,622 1,530,403
Delta Galil, Ltd. 6,412 302,183

Dimensional International High Profitability ETF
continued
Shares Value†
ISRAEL — (Continued)
*El Al Israel Airlines 131,696 $ 400,982
Electra, Ltd., Class B 1,140 607,741
*Fattal Holdings 1998, Ltd. 5,176 675,616
First International Bank Of
Israel, Ltd. (The) 77,042 4,229,948
Formula Systems 1985, Ltd. 895 78,997
Formula Systems 1985, Ltd.,
ADR 16 1,386
Hilan, Ltd. 8,350 532,566
Matrix IT, Ltd. 21,707 530,827
Menora Mivtachim Holdings,
Ltd. 24,822 1,311,680
Mizrahi Tefahot Bank, Ltd. 54,260 2,748,002
Next Vision Stabilized
Systems, Ltd. 30,894 811,603
Paz Retail And Energy, Ltd. 5,192 730,922
Phoenix Financial, Ltd. 169,308 3,334,470
Shufersal, Ltd. 178,076 1,666,228
*Teva Pharmaceutical
Industries, Ltd. 96,009 1,447,107
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 229,241 3,555,528
TOTAL ISRAEL 29,192,010
ITALY — (2.8%)
Banca Mediolanum SpA 161,361 2,406,566
Enel SpA 3,548,040 30,830,076
Eni SpA, Class B 866,535 12,509,940
Ferrari NV, ADR 34,475 15,919,865
FinecoBank Banca Fineco SpA 476,584 9,515,969
Moncler SpA 132,010 8,109,379
ΩPoste Italiane SpA 150,902 3,060,238
Prysmian SpA 107,863 5,878,086
Recordati Industria Chimica e
Farmaceutica SpA 71,222 4,197,864
*Stellantis NV 363 3,359
#Stellantis NV, ADR 321,431 2,982,880
UniCredit SpA 165,236 9,573,808
TOTAL ITALY 104,988,030
JAPAN — (21.3%)
Advantest Corp. 249,900 10,271,759
Aeon Co., Ltd. 277,600 8,226,411
Air Water, Inc. 226,300 3,084,178
Ajinomoto Co., Inc. 367,600 7,514,874
Asahi Intecc Co., Ltd. 145,000 2,228,776
Asics Corp. 460,600 9,958,570
Astellas Pharma, Inc. 891,000 8,916,871
Bandai Namco Holdings, Inc. 198,400 6,883,634
BayCurrent, Inc., Registered 100,600 5,423,542
BIPROGY, Inc. 54,900 1,798,568
Bridgestone Corp. 231,600 9,727,395
Capcom Co., Ltd. 183,800 5,333,344
Chugai Pharmaceutical Co.,
Ltd. 233,500 13,454,406
Cosmo Energy Holdings Co.,
Ltd. 65,600 2,692,709
Cosmos Pharmaceutical Corp. 25,700 1,658,500
CyberAgent, Inc. 141,000 1,210,421
Shares Value†
JAPAN — (Continued)
Daicel Corp. 196,200 $ 1,669,158
Daifuku Co., Ltd. 187,200 4,970,039
Daikin Industries, Ltd. 8,900 1,016,724
Daito Trust Construction Co.,
Ltd. 42,000 4,669,938
Daiwa House Industry Co., Ltd. 263,400 9,519,258
Dentsu Soken, Inc. 17,000 743,690
Dexerials Corp. 103,300 1,212,312
Disco Corp. 23,200 4,492,316
DMG Mori Co., Ltd. 37,600 652,016
Ebara Corp. 375,900 5,671,178
Fast Retailing Co., Ltd. 63,800 21,013,208
Food & Life Cos., Ltd. 60,500 2,224,639
Fuji Electric Co., Ltd. 116,200 5,150,958
Fujikura, Ltd. 202,500 7,448,945
Fujitsu, Ltd. 563,900 12,456,877
GMO Payment Gateway, Inc. 23,800 1,493,340
Goldwin, Inc. 7,678 440,150
#Hitachi Construction
Machinery Co., Ltd. 133,501 3,972,085
Hitachi, Ltd. 520,600 12,839,812
Hoya Corp. 115,900 13,634,338
Idemitsu Kosan Co., Ltd. 351,900 2,182,106
IHI Corp. 60,300 4,713,580
Inpex Corp. 758,000 9,613,166
Internet Initiative Japan, Inc.,
Class R 86,000 1,594,714
Isuzu Motors, Ltd. 595,700 8,045,542
J Front Retailing Co., Ltd. 238,700 2,928,526
Japan Airlines Co., Ltd. 169,200 3,062,183
Japan Airport Terminal Co.,
Ltd. 32,900 945,437
Japan Exchange Group, Inc. 852,500 9,514,722
Japan Tobacco, Inc. 200,200 6,185,372
Kakaku.com, Inc. 101,000 1,791,433
Kawasaki Heavy Industries,
Ltd. 88,500 5,254,532
KDDI Corp., Class A 1,458,800 25,808,201
Kobe Bussan Co., Ltd. 137,401 4,224,907
Kobe Steel, Ltd. 279,900 3,275,050
Kokusai Electric Corp. 60,900 1,125,011
Komatsu, Ltd., Class R 450,000 12,937,816
Konami Group Corp., Class B 35,500 5,064,673
#Kotobuki Spirits Co., Ltd.,
Class R 42,569 633,581
Kuraray Co., Ltd. 211,800 2,470,059
Kurita Water Industries, Ltd. 91,000 3,014,407
#Lasertec Corp., Class A 37,700 3,512,570
Marui Group Co., Ltd. 88,900 1,762,855
Maruwa Co., Ltd. 2,500 509,324
#McDonald's Holdings Co
Japan, Ltd. 89,200 3,770,864
*Mercari, Inc. 60,200 970,484
MINEBEA MITSUMI, Inc. 128,202 1,882,046
Mitsubishi Chemical Group
Corp. 1,410,800 6,834,428
Mitsubishi Motors Corp. 729,101 2,020,056
MonotaRO Co., Ltd. 177,300 3,416,356

Dimensional International High Profitability ETF
continued
Shares Value†
JAPAN — (Continued)
MS&AD Insurance Group
Holdings, Inc. 452,200 $ 10,287,360
Nichias Corp. 3,300 111,003
Nichirei Corp. 228,000 3,129,725
NIDEC Corp. 185,600 3,295,883
Nifco, Inc. 7,700 191,312
NIPPON EXPRESS
HOLDINGS, Inc. 228,700 4,084,501
Nippon Sanso Holdings Corp. 165,500 5,296,603
Nissan Chemical Corp. 82,901 2,420,658
Niterra Co., Ltd. 142,700 4,443,869
Nitto Denko Corp. 451,900 7,921,873
Nomura Research Institute,
Ltd. 128,700 4,865,048
NTT Data Group Corp. 194,900 3,863,431
Olympus Corp. 589,300 7,707,089
Open House Group Co., Ltd. 34,901 1,545,881
Oracle Corp. 16,600 1,996,446
Organo Corp. 10,473 498,539
Oriental Land Co., Ltd. 171,500 3,646,659
Otsuka Corp. 116,600 2,592,110
Pan Pacific International
Holdings Corp. 212,700 6,576,045
Persol Holdings Co., Ltd. 1,815,790 3,283,036
Rakus Co., Ltd. 49,900 753,712
*Rakuten Bank, Ltd. 4,900 204,533
*Rakuten Group, Inc. 547,500 3,222,282
Recruit Holdings Co., Ltd. 496,100 27,622,169
Renesas Electronics Corp. 590,602 6,924,999
Resonac Holdings Corp. 138,800 2,526,600
Round One Corp. 70,900 441,385
Ryohin Keikaku Co., Ltd. 174,500 5,933,294
Sankyo Co., Ltd. 165,900 2,531,999
Sanrio Co., Ltd. 111,900 4,459,055
Sanwa Holdings Corp. 124,600 4,093,351
#SBI Sumishin Net Bank, Ltd. 37,300 1,082,600
SCREEN Holdings Co., Ltd. 49,400 3,277,633
SCSK Corp., Class B 104,600 2,744,797
Seibu Holdings, Inc. 188,500 4,560,527
Seven & i Holdings Co., Ltd. 1,039,001 15,402,185
SG Holdings Co., Ltd. 244,348 2,577,268
#Sharp Corp. 131,700 780,191
*SHIFT, Inc. 600 5,515
Skylark Holdings Co., Ltd. 194,900 4,050,624
Socionext, Inc. 54,177 582,068
SoftBank Corp. 12,135,200 18,367,847
Sompo Holdings, Inc. 313,300 10,202,457
Sony Group Corp. 2,836,180 74,980,614
#Sony Group Corp., ADR 122,835 3,193,710
Subaru Corp. 533,701 9,700,083
Sugi Holdings Co., Ltd.,
Registered 126,900 2,673,405
#Sumitomo Forestry Co., Ltd. 84,400 2,430,701
Sundrug Co., Ltd. 45,200 1,515,962
Suzuki Motor Corp. 446,000 5,338,930
Sysmex Corp. 454,600 8,450,448
Taiheiyo Cement Corp. 57,900 1,561,157
TDK Corp. 410,300 4,376,552
TechnoPro Holdings, Inc. 21,400 482,640
Shares Value†
JAPAN — (Continued)
TIS, Inc. 179,400 $ 5,195,607
Toei Animation Co., Ltd. 37,100 899,930
Tokio Marine Holdings, Inc. 671,100 26,855,292
Tokyo Electron, Ltd. 169,822 25,269,714
Tokyu Fudosan Holdings Corp. 109,300 762,970
Tomy Co., Ltd. 32,600 716,725
Toridoll Holdings Corp., Class
A 15,800 472,759
Toyo Tire Corp. 76,400 1,429,554
Toyota Boshoku Corp. 36,500 524,317
Toyota Motor Corp. 1,383,500 26,469,234
Toyota Tsusho Corp. 195,500 3,871,898
Trend Micro, Inc., Class B 93,700 6,720,071
Tsuruha Holdings, Inc. 18,099 1,456,015
U-Next Holdings Co., Ltd. 22,700 324,968
Unicharm Corp. 413,000 3,837,854
USS Co., Ltd. 435,600 4,363,940
*Visional, Inc. 5,300 321,329
Welcia Holdings Co., Ltd. 85,000 1,500,193
Yamaha Motor Co., Ltd. 1,146,300 9,016,746
Yamazaki Baking Co., Ltd. 92,400 2,213,480
Yaoko Co., Ltd. 7,700 515,906
Yokogawa Electric Corp. 188,500 4,080,819
Yokohama Rubber Co., Ltd.
(The) 16,400 359,296
Zensho Holdings Co., Ltd. 68,200 4,240,506
ZOZO, Inc., Class B 362,100 3,691,064
TOTAL JAPAN 802,657,491
NETHERLANDS — (3.8%)
ASML Holding NV, Class B 6,484 4,293,430
ASML Holding NV, Class B,
Sponsored NVDR 92,241 61,624,367
ASR Nederland NV, Class B 160,154 10,085,861
*InPost SA 84,779 1,426,315
Koninklijke KPN NV 3,851,766 17,929,955
#Universal Music Group NV 564,506 16,588,019
Wolters Kluwer NV 168,802 29,828,658
TOTAL NETHERLANDS 141,776,605
NEW ZEALAND — (0.2%)
#Chorus, Ltd. 270,522 1,274,700
#Contact Energy, Ltd. 287,105 1,509,590
Fisher & Paykel Healthcare
Corp., Ltd. 152,176 3,070,504
#Mainfreight, Ltd. 41,015 1,351,135
Spark New Zealand, Ltd. 346,297 427,461
TOTAL NEW ZEALAND 7,633,390
NORWAY — (0.8%)
Aker BP ASA 141,172 3,038,548
Atea ASA, Class A 615 8,421
ΩBW LPG, Ltd. 87,603 873,500
Ω#BW LPG, Ltd. 48,888 483,013
Equinor ASA 365,157 8,377,172
Equinor ASA, Sponsored ADR 12,517 279,004
Hafnia, Ltd. 202,434 934,090
#Hoegh Autoliners ASA 91,341 731,084
Kongsberg Gruppen ASA 27,793 4,470,487
Protector Forsikring ASA 44,502 1,568,521

Dimensional International High Profitability ETF
continued
Shares Value†
NORWAY — (Continued)
Storebrand ASA, Class B 376,434 $ 4,533,928
Telenor ASA 135,135 2,035,505
Var Energi ASA 297,680 820,131
Veidekke ASA 71,019 1,071,111
Wallenius Wilhelmsen ASA 205,142 1,478,731
TOTAL NORWAY 30,703,246
PORTUGAL — (0.1%)
Galp Energia SGPS SA 146,328 2,268,026
Jeronimo Martins SGPS SA 30,187 731,598
TOTAL PORTUGAL 2,999,624
SINGAPORE — (1.2%)
DBS Group Holdings, Ltd. 533,030 17,329,497
DFI Retail Group Holdings,
Ltd. 7,800 19,734
SATS, Ltd. 737,700 1,587,606
Sembcorp Industries, Ltd. 653,600 3,303,791
Singapore Airlines, Ltd. 1,367,400 7,027,077
Singapore Exchange, Ltd. 548,400 6,031,266
Singapore Technologies
Engineering, Ltd. 988,400 5,609,285
*Yangzijiang Shipbuilding
Holdings, Ltd. 1,385,400 2,366,119
TOTAL SINGAPORE 43,274,375
SPAIN — (2.8%)
*ACS Actividades de
Construccion y Servicios SA 124,437 7,794,110
ΩAena SME SA 50,168 12,626,117
Amadeus IT Group SA 303,902 23,898,989
Banco Bilbao Vizcaya
Argentaria SA 547,377 7,504,111
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 140,592 1,926,111
Endesa SA 241,606 7,278,116
Ferrovial SE 74,731 3,642,680
Industria de Diseno Textil SA 298,618 16,035,824
#Naturgy Energy Group SA 111,297 3,319,806
Repsol SA 145,723 1,790,685
Telefonica SA 3,457,298 17,756,135
TOTAL SPAIN 103,572,684
SWEDEN — (2.8%)
AddTech AB, B Shares 152,592 5,135,498
Atlas Copco AB, Class A 297,059 4,141,005
Atlas Copco AB, Class B 1,186,457 18,433,637
Avanza Bank Holding AB 92,662 3,098,372
Axfood AB 78,855 2,209,925
*Electrolux AB, Class B 129,992 808,668
Epiroc AB, Class A 43,539 854,086
Epiroc AB, Class B 95,395 2,065,182
Fortnox AB 354,407 3,196,127
H & M Hennes & Mauritz AB,
Class B 242,488 3,521,078
*Hemnet Group AB 64,899 2,227,246
*HMS Networks AB 986 44,102
Indutrade AB 10,979 296,874
Lagercrantz Group AB, B
Shares 131,830 2,996,105
Shares Value†
SWEDEN — (Continued)
Lifco AB, Class B 15,864 $ 614,829
Loomis AB 40,105 1,679,895
Medicover AB, Class B 43,640 1,092,708
Mycronic AB 2,721 108,503
Nordnet AB (publ), Registered 102,243 2,692,586
*Sectra AB, Class B 60,997 1,875,780
Tele2 AB, Class B 544,416 8,029,443
Telefonaktiebolaget LM
Ericsson, Class A 1,114,579 9,404,394
Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 240 1,978
Telefonaktiebolaget LM
Ericsson, Class B 4,666 39,089
Telia Co. AB 740,495 2,775,446
Truecaller AB, Class B 216,815 1,635,402
#Volvo AB, Class A 874,423 23,807,762
Volvo AB, Class B 48,069 1,311,757
TOTAL SWEDEN 104,097,477
SWITZERLAND — (8.8%)
Geberit AG, Registered 24,770 17,187,532
Kuehne + Nagel International
AG, Class R 37,599 8,640,792
Nestle SA, Class B 1,020,797 108,992,673
Novartis AG, Class B,
Sponsored ADR 334,292 37,938,799
Novartis AG, Registered 98,889 11,286,644
Partners Group Holding AG 16,275 21,300,593
Roche Holding AG, Class A 336,604 110,310,261
Roche Holding AG, Class B 8,344 2,920,273
*SGS SA, Registered 121,795 11,963,848
ΩVAT Group AG 1,514 542,221
TOTAL SWITZERLAND 331,083,636
UNITED KINGDOM — (12.6%)
Admiral Group PLC 162,571 7,074,630
ΩAirtel Africa PLC 782,884 1,793,375
Anglo American PLC 524 14,201
Ashtead Group PLC 407,580 21,721,776
AstraZeneca PLC 89,432 12,815,079
AstraZeneca PLC, Sponsored
ADR 529,903 38,041,736
ΩAuto Trader Group PLC 576,594 6,463,164
B&M European Value Retail
SA 98,297 441,678
Beazley PLC 559,605 6,611,332
BP PLC, Sponsored ADR 1,020,809 28,031,415
BT Group PLC, Registered 4,801,845 11,147,243
Bunzl PLC 29,857 937,181
Burberry Group PLC 345 3,335
Centrica PLC 2,286,519 4,891,154
Compass Group PLC 504,658 16,973,150
Computacenter PLC 4,420 142,282
Diageo PLC 112,325 3,138,685
#Diageo PLC, Sponsored ADR 118,113 13,231,018
Experian PLC 490,663 24,347,350
Games Workshop Group PLC 17,281 3,556,977
Glencore PLC 925,275 3,020,519
GSK PLC 1,777,770 35,226,759

Dimensional International High Profitability ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
#GSK PLC, Class B, ADR 118,972 $ 4,741,034
Haleon PLC 1,072 5,390
Howden Joinery Group PLC 307,837 3,161,963
IMI PLC 56,559 1,335,653
Imperial Brands PLC 725,486 29,788,077
Intertek Group PLC 126,541 7,747,925
ITV PLC 9,465 10,127
JD Sports Fashion PLC 284,724 298,845
Legal & General Group PLC,
Class B 3,278,973 10,270,468
Man Group PLC 112,315 244,532
Marks & Spencer Group PLC 1,737,193 9,026,248
Next PLC 75,145 12,375,784
Reckitt Benckiser Group PLC 459,982 29,724,617
RELX PLC, Sponsored ADR 595,307 32,521,621
Rentokil Initial PLC 303,366 1,388,238
Rightmove PLC 481,033 4,740,488
Rio Tinto PLC 193,777 11,510,096
Sage Group PLC (The) 459,217 7,590,541
Softcat PLC, Class B 787 17,565
*SSE PLC 324 7,323
St. James's Place PLC 454,342 5,699,681
Unilever PLC 1,530 97,256
Unilever PLC, Sponsored ADR 975,771 62,010,247
WPP PLC 119,884 922,665
TOTAL UNITED KINGDOM 474,860,423
TOTAL COMMON STOCKS 3,664,276,982
Shares Value†
UNITED KINGDOM — (Continued)
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke AG
8.520% 19,071 $ 1,531,620
ΩDr. Ing. h.c. F. Porsche AG
5.240% 20,837 1,044,337
Volkswagen AG, Class A
9.490% 68,214 7,400,641
TOTAL GERMANY 9,976,598
TOTAL PREFERRED
STOCKS 9,976,598
RIGHT/WARRANT — (0.0%)
CANADA — (0.0%)
*<Constellation Software, Inc. 2,724 –
TOTAL CANADA –
TOTAL RIGHT/WARRANT –
TOTAL INVESTMENT SECURITIES — (97.7%)
(Cost $3,275,219,116) 3,674,253,580
SECURITIES LENDING COLLATERAL — ( 2.3% )
@§The DFA Short Term
Investment Fund 7,421,770 85,832,774
TOTAL INVESTMENTS — ( 100.0% )
(Cost $3,361,051,890) $ 3,760,086,354
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $41,826,566 which represented 1.1% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 226,363,252 $ — $ — $ 226,363,252
Austria .............................. 8,489,847 — — 8,489,847
Belgium ............................. 27,906,331 — — 27,906,331
Canada ............................. 387,925,444 — — 387,925,444
Denmark ............................ 67,215,556 — — 67,215,556
Finland .............................. 33,179,994 — — 33,179,994
France .............................. 347,810,695 — — 347,810,695
Germany ............................ 327,395,028 — — 327,395,028
Hong Kong ........................... 51,809,071 — — 51,809,071
Ireland .............................. 9,342,773 — — 9,342,773
Israel ............................... 29,192,010 — — 29,192,010
Italy ................................ 104,988,030 — — 104,988,030
Japan ............................... 802,657,491 — — 802,657,491
Netherlands .......................... 141,776,605 — — 141,776,605
New Zealand ......................... 7,633,390 — — 7,633,390
Norway .............................. 30,703,246 — — 30,703,246
Portugal ............................. 2,999,624 — — 2,999,624
Singapore ............................ 43,274,375 — — 43,274,375

Dimensional International High Profitability ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Spain ............................... $ 103,572,684 $ — $ — $ 103,572,684
Sweden ............................. 104,097,477 — — 104,097,477
Switzerland ........................... 331,083,636 — — 331,083,636
United Kingdom ....................... 474,860,423 — — 474,860,423
Preferred Stocks
Germany ............................ 9,976,598 — — 9,976,598
Right/Warrant
Canada ............................. — — — —
Securities Lending Collateral ............... — 85,832,774 — 85,832,774
Total Investments ........................ $3,674,253,580 $85,832,774 $—> $3,760,086,354
See accompanying Notes to Financial Statements.

Dimensional International Vector Equity ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (97.5%)
AUSTRALIA — (6.0%)
#*29Metals, Ltd. 544 $ 42
Accent Group, Ltd. 9,529 11,310
*Acrow, Ltd. 868 578
*Adairs, Ltd., Class B 9,150 13,817
#*Aeris Resources, Ltd. 864 105
*AIC Mines, Ltd. 688 154
*Ainsworth Game Technology,
Ltd. 268 165
*Alkane Resources, Ltd. 5,874 3,026
*Alliance Aviation Services,
Ltd., Registered 228 401
Amotiv, Ltd. 3,141 15,596
AMP, Ltd. 35,385 29,320
*Amplitude Energy, Ltd. 50,254 5,949
Ampol, Ltd. 1,968 29,844
Ansell, Ltd. 1,484 28,771
*ANZ Group Holdings, Ltd. 2,735 52,255
*ARB Corp., Ltd. 943 19,006
Aristocrat Leisure, Ltd. 1,474 63,039
ARN Media, Ltd. 532 191
*Aurelia Metals, Ltd. 6,014 1,135
Aurizon Holdings, Ltd. 20,526 40,189
Aussie Broadband, Ltd. 2,621 6,876
*Austal, Ltd. 8,758 29,756
*Austin Engineering, Ltd. 1,248 347
#*Australian Agricultural Co.,
Ltd. 492 450
Australian Clinical Labs, Ltd. 2,650 5,290
Australian Ethical Investment,
Ltd. 1,466 4,878
#*Australian Strategic
Materials, Ltd. 120 49
*Australian Vanadium, Ltd. 10,204 65
Autosports Group, Ltd. 509 630
#*Baby Bunting Group, Ltd. 2,791 2,795
Bank of Queensland, Ltd. 8,653 41,303
Bapcor, Ltd. 6,467 21,062
*BCI Minerals, Ltd. 2,688 473
Beach Energy, Ltd. 27,766 20,875
*Beacon Lighting Group, Ltd. 251 530
*Bega Cheese, Ltd., Class B 7,349 26,568
Bell Financial Group, Ltd. 392 321
*Bellevue Gold, Ltd. 8,498 4,948
Bendigo & Adelaide Bank, Ltd. 3,521 25,165
BHP Group, Ltd. 18,011 440,113
Bisalloy Steel Group, Ltd. 230 497
*Black Cat Syndicate, Ltd. 612 388
BlueScope Steel, Ltd. 3,592 54,861
Brambles, Ltd. 9,399 123,406
Bravura Solutions, Ltd. 162 227
#Brickworks, Ltd. 1,116 18,009
Capral, Ltd. 52 337
*Capricorn Metals, Ltd. 3,543 20,970
Shares Value†
AUSTRALIA — (Continued)
*Catalyst Metals, Ltd. 923 $ 3,349
Cedar Woods Properties, Ltd. 156 559
*Cettire, Ltd. 716 206
*Challenger, Ltd. 8,008 36,329
Champion Iron, Ltd. 6,697 19,583
*Cleanaway Waste
Management, Ltd. 13,829 23,006
*ClearView Wealth, Ltd. 440 131
Clinuvel Pharmaceuticals, Ltd. 265 1,926
*Coast Entertainment
Holdings, Ltd. 1,136 294
*Cobram Estate Olives, Ltd. 972 1,144
*Coles Group, Ltd. 6,554 88,987
#*Collins Foods, Ltd., Class B 3,116 16,429
Commonwealth Bank of
Australia 436 46,477
Computershare, Ltd. 2,306 60,082
#*Core Lithium, Ltd. 3,004 135
ΩCoronado Global Resources,
Inc. 19,704 2,458
Corporate Travel
Management, Ltd. 2,258 18,450
*Coventry Group, Ltd. 98 61
CSL, Ltd. 146 23,460
Data#3, Ltd. 2,420 11,273
*Develop Global, Ltd. 1,799 3,729
*Dicker Data, Ltd. 1,376 7,413
Domain Holdings Australia,
Ltd. 3,265 8,962
#*Domino's Pizza Enterprises,
Ltd., Class B 718 11,591
Downer EDI, Ltd. 7,509 27,434
#*DUG Technology, Ltd. 697 457
*Duratec, Ltd. 268 294
*Dyno Nobel, Ltd. 14,847 21,565
Eagers Automotive, Ltd. 2,960 34,962
#*Elders, Ltd. 3,518 14,249
*Electro Optic Systems
Holdings, Ltd., Class B 360 282
*Emeco Holdings, Ltd. 6,604 3,211
#*Emerald Resources NL 1,806 4,634
#*EML Payments, Ltd.,
Registered 2,559 1,596
Endeavour Group, Ltd. 9,753 24,899
Enero Group, Ltd. 252 116
Euroz Hartleys Group, Ltd. 172 94
Evolution Mining, Ltd. 15,058 75,441
EVT, Ltd. 2,329 21,057
#*Fenix Resources, Ltd. 1,472 268
Fiducian Group, Ltd. 24 149
Finbar Group, Ltd. 180 88
*Findi, Ltd. 34 100
*FleetPartners Group, Ltd. 5,639 10,103
Fleetwood, Ltd. 248 460

Dimensional International Vector Equity ETF
continued
Shares Value†
AUSTRALIA — (Continued)
Flight Centre Travel Group,
Ltd. 1,795 $ 14,667
Fortescue, Ltd. 9,240 95,718
#*Frontier Digital Ventures,
Ltd. 628 121
G8 Education, Ltd. 18,255 14,659
*Gold Road Resources, Ltd. 24,735 47,955
GR Engineering Services, Ltd. 870 1,570
GrainCorp, Ltd., Class A 3,987 16,965
Grange Resources, Ltd. 2,024 259
GWA Group, Ltd., Class B 3,938 5,997
*Hansen Technologies, Ltd. 3,964 13,722
Harvey Norman Holdings, Ltd. 3,978 13,312
*Healius, Ltd. 15,810 14,719
Helia Group, Ltd. 6,042 18,711
Helloworld Travel, Ltd.,
Registered 176 161
*Hipages Group Holdings, Ltd. 80 48
Horizon Oil, Ltd. 8,169 967
#IDP Education, Ltd. 2,534 14,365
IGO, Ltd. 7,625 19,125
*Iluka Resources, Ltd. 7,198 19,113
Imdex, Ltd. 9,810 18,580
Infomedia, Ltd. 4,149 3,292
Inghams Group, Ltd. 6,803 14,930
*Insignia Financial, Ltd. 12,301 29,830
Insurance Australia Group, Ltd. 14,048 73,796
Integral Diagnostics, Ltd. 567 878
*IPH, Ltd. 5,869 17,162
IRESS, Ltd. 1,628 8,281
IVE Group, Ltd. 1,346 2,274
*James Hardie Industries PLC 1,444 34,186
JB Hi-Fi, Ltd. 785 52,031
#Johns Lyng Group, Ltd. 5,634 8,003
*Judo Capital Holdings, Ltd.,
Registered 8,726 9,938
Jupiter Mines, Ltd. 2,852 274
#Karoon Energy, Ltd. 11,544 10,636
*Kelly Partners Group
Holdings, Ltd. 36 271
#*Kelsian Group, Ltd. 4,101 7,111
*Kogan.com, Ltd. 577 1,665
Korvest, Ltd. 16 99
*Lendlease Corp., Ltd. 8,051 27,200
#Lifestyle Communities, Ltd. 3,022 13,845
*Lindsay Australia, Ltd. 3,106 1,411
Lottery Corp., Ltd. (The) 11,131 37,178
Lovisa Holdings, Ltd. 645 10,289
Lycopodium, Ltd. 315 2,187
#Maas Group Holdings, Ltd. 1,500 3,791
Macmahon Holdings, Ltd. 34,577 5,973
Macquarie Group, Ltd. 69 8,541
*Macquarie Technology
Group, Ltd. 57 2,161
Mader Group, Ltd. 76 309
Magellan Financial Group, Ltd. 4,725 23,189
*Mayne Pharma Group, Ltd. 907 4,080
McMillan Shakespeare, Ltd. 1,330 13,020
Medibank Pvt., Ltd., Class B 10,720 31,895
Shares Value†
AUSTRALIA — (Continued)
#*Mesoblast, Ltd., Registered 12,420 $ 14,265
*Metals X, Ltd. 13,188 4,768
#*Metcash, Ltd. 17,204 35,446
*Metro Mining, Ltd. 16,545 550
*Michael Hill International, Ltd.,
Class B 404 103
*Mineral Resources, Ltd. 1,578 20,789
*Monadelphous Group, Ltd. 2,262 23,360
#Monash IVF Group, Ltd. 5,578 2,998
#*Mount Gibson Iron, Ltd. 2,600 516
Myer Holdings, Ltd. 23,062 10,625
*MyState, Ltd. 2,102 5,245
National Australia Bank, Ltd. 4,170 96,401
Netwealth Group, Ltd. 919 16,476
*Neuren Pharmaceuticals, Ltd. 66 492
New Hope Corp., Ltd., Class B 8,911 20,925
*nib holdings, Ltd., Class B 5,904 25,839
Nick Scali, Ltd. 1,822 20,751
Nickel Industries, Ltd. 20,980 7,585
Nine Entertainment Co.
Holdings, Ltd. 19,911 18,218
*Northern Star Resources, Ltd. 5,000 61,361
*Novonix, Ltd. 4,260 1,158
NRW Holdings, Ltd. 14,333 24,853
*Nufarm, Ltd. 10,521 25,918
Objective Corp., Ltd. 32 320
*OFX Group, Ltd. 656 474
OM Holdings, Ltd. 568 118
*Omni Bridgeway, Ltd. 592 553
oOh!media, Ltd. 13,149 12,914
#*Ora Banda Mining, Ltd. 10,818 6,887
*Orica, Ltd. 4,122 42,832
Origin Energy, Ltd., Class B 5,667 38,581
Orora, Ltd. 12,901 14,941
*Pantoro Gold Ltd 2,916 5,448
Peet, Ltd. 876 796
Perenti, Ltd. 22,842 19,950
*Perpetual, Ltd. 592 6,273
Perseus Mining, Ltd. 25,669 55,021
Peter Warren Automotive
Holdings, Ltd. 152 139
#*PEXA Group, Ltd. 2,494 19,261
*Pilbara Minerals, Ltd. 18,936 18,235
#Platinum Asset Management,
Ltd., Class B 6,348 2,315
Praemium, Ltd. 4,490 2,140
Premier Investments, Ltd. 1,113 14,877
Pro Medicus, Ltd. 310 45,504
#PWR Holdings, Ltd. 2,114 9,266
QBE Insurance Group, Ltd. 10,407 143,766
*Ramelius Resources, Ltd. 19,909 33,503
*Ramsay Health Care, Ltd. 1,250 26,602
REA Group, Ltd. 320 50,825
*ReadyTech Holdings, Ltd. 173 233
Reece, Ltd. 946 9,545
*Regis Resources, Ltd. 23,261 67,125
Reject Shop, Ltd. (The) 292 1,218
Reliance Worldwide Corp., Ltd. 7,663 20,593

Dimensional International Vector Equity ETF
continued
Shares Value†
AUSTRALIA — (Continued)
*Resolute Mining, Ltd. 67,669 $ 22,082
*Retail Food Group, Ltd. 154 173
Ridley Corp., Ltd., Registered 5,540 8,366
Rio Tinto, Ltd. 923 69,157
*Sandfire Resources, Ltd. 6,956 44,374
Santos, Ltd. 30,351 116,714
*Select Harvests, Ltd. 1,441 4,712
Servcorp, Ltd. 188 606
Service Stream, Ltd. 15,798 18,903
#*Seven West Media, Ltd. 7,936 711
SGH, Ltd., Registered 891 29,104
Shaver Shop Group, Ltd. 2,621 2,138
Sims, Ltd. 1,961 18,344
*Smart Parking, Ltd. 225 125
SmartGroup Corp., Ltd. 2,659 13,305
Sonic Healthcare, Ltd. 2,259 37,696
South32, Ltd. 18,246 32,105
*Southern Cross Electrical
Engineering, Ltd. 656 785
#*Southern Cross Media
Group, Ltd. 2,422 1,038
SRG Global, Ltd. 13,349 11,018
Stanmore Resources, Ltd. 4,690 5,837
*Star Entertainment Grp, Ltd.
(The) 5,728 385
Steadfast Group, Ltd. 6,026 22,633
*Strike Energy, Ltd. 26,681 2,902
Suncorp Group, Ltd. 3,819 49,507
Super Retail Group, Ltd. 2,892 24,814
#*Syrah Resources, Ltd. 2,304 369
*Tabcorp Holdings, Ltd., Class
S 55,428 19,861
Technology One, Ltd. 1,842 35,429
Telstra Group, Ltd. 11,546 33,318
Terracom, Ltd. 12,718 505
TPG Telecom, Ltd. 1,770 5,731
*Trajan Group Holdings, Ltd. 100 52
Treasury Wine Estates, Ltd.,
Class B 3,836 21,943
Tribune Resources, Ltd. 28 92
#*Tyro Payments, Ltd. 16,051 8,268
Universal Store Holdings, Ltd. 124 614
*Vault Minerals, Ltd., Class B 31,398 8,639
Ventia Services Group Pty,
Ltd. 8,596 23,321
ΩViva Energy Group, Ltd. 10,582 11,646
*Viva Leisure, Ltd. 352 288
*Vulcan Energy Resources,
Ltd. 156 484
Vulcan Steel, Ltd. 616 2,905
Wagners Holding Co., Ltd. 148 175
*WEB Travel Group, Ltd. 639 1,762
Wesfarmers, Ltd. 2,396 120,071
*West African Resources, Ltd. 26,574 40,638
Westgold Resources, Ltd. 6,555 12,457
Westpac Banking Corp. 3,233 67,934
Whitehaven Coal, Ltd. 13,457 42,966
Woodside Energy Group, Ltd. 6,300 83,604
Woolworths Group, Ltd. 5,317 107,403
Shares Value†
AUSTRALIA — (Continued)
Worley, Ltd. 2,909 $ 23,155
*XRF Scientific, Ltd. 322 315
#Yancoal Australia, Ltd. 4,455 14,196
TOTAL AUSTRALIA 4,918,607
AUSTRIA — (0.7%)
Agrana Beteiligungs AG 238 3,206
ANDRITZ AG 666 47,734
#*AT&S Austria Technologie &
Systemtechnik AG 461 7,462
ΩBAWAG Group AG 524 57,630
*DO & CO AG 173 27,650
Erste Group Bank AG 570 38,521
*Eurotelesites AG 3,117 17,787
EVN AG 17 446
*FACC AG 73 581
*Kapsch TrafficCom AG,
Registered 8 59
#*Lenzing AG 536 16,847
*Mayr Melnhof Karton AG 181 16,748
Oesterreichische Post AG 178 6,020
OMV AG 1,477 76,494
Palfinger AG 225 7,328
*PIERER Mobility AG 18 247
*POLYTEC Holding AG 44 145
Porr AG 457 16,000
*Schoeller-Bleckmann Oilfield
Equipment AG 189 6,736
Semperit AG Holding 161 2,390
Strabag SE, Class R 732 64,321
Telekom Austria AG 1,760 18,646
*UBM Development AG 11 241
UNIQA Insurance Group AG 2,491 28,883
Verbund AG 203 15,623
Vienna Insurance Group AG
Wiener Versicherung Gruppe 780 37,151
voestalpine AG, Registered,
Class R 1,598 42,071
Wienerberger AG 656 23,028
Zumtobel Group AG 392 2,061
TOTAL AUSTRIA 582,056
BELGIUM — (1.4%)
Ackermans & van Haaren NV 355 86,843
Ageas SA/NV, Class B 2,341 147,028
*AGFA-Gevaert NV 2,785 2,906
*Anheuser-Busch InBev SA/
NV 2,606 170,633
*Atenor 44 146
Azelis Group NV 692 10,729
Barco NV 1,118 15,301
Bekaert SA 926 35,684
bpost SA 2,881 4,618
Cie d'Entreprises CFE 24 210
Colruyt Group N.V, Registered 552 26,605
Deceuninck NV 1,037 2,517
Deme Group NV 132 19,747
Econocom Group SA/NV 1,146 2,379
Elia Group SA/NV 158 17,170
EVS Broadcast Equipment SA 144 6,016

Dimensional International Vector Equity ETF
continued
Shares Value†
BELGIUM — (Continued)
Fagron 1,850 $ 43,111
Greenyard NV 84 682
*Immobel SA 12 246
Ion Beam Applications 20 237
KBC Group NV 3,006 276,988
Kinepolis Group NV 204 7,050
Lotus Bakeries NV 3 28,851
Melexis NV 269 16,099
*Ontex Group NV 1,585 12,991
*Orange Belgium SA,
Registered 36 618
Proximus SADP 3,047 23,449
Recticel SA 639 7,729
Sipef NV 39 2,837
Solvay SA, Class A 1,067 40,487
Tessenderlo Group SA 444 13,173
UCB SA 446 81,702
Umicore SA 4,049 36,822
*Van de Velde NV 111 4,158
VGP NV 221 20,449
Viohalco SA 104 648
TOTAL BELGIUM 1,166,859
CANADA — (11.2%)
*5N Plus, Inc. 3,300 15,863
*ACT Energy Technologies,
Ltd. 100 351
ADENTRA, Inc. 1,300 25,420
*Advantage Energy, Ltd. 3,000 21,263
Aecon Group, Inc. 1,900 22,201
Africa Oil Corp. 10,500 13,683
Ag Growth International, Inc. 900 21,645
*AGF Management, Ltd.,
Class B 300 2,228
Agnico Eagle Mines, Ltd., ADR 500 58,790
*Air Canada 4,900 49,557
Alamos Gold, Inc., Class B 100 2,852
#Algoma Steel Group, Inc. 2,300 11,764
#Algonquin Power & Utilities
Corp. 8,300 44,654
Alimentation Couche-Tard, Inc. 2,700 140,659
AltaGas, Ltd. 2,600 76,797
Amerigo Resources, Ltd. 8,600 10,771
Andlauer Healthcare Group,
Inc., Class A 450 17,429
Andrew Peller, Ltd., Class A 100 324
ARC Resources, Ltd. 9,400 173,600
*Aritzia, Inc., Class B 2,000 70,209
*Athabasca Oil Corp. 10,200 33,525
AtkinsRealis Group, Inc., Class
B 100 4,942
#*ATS Corp. 100 2,516
B2Gold Corp. 14,200 44,162
Badger Infrastructure
Solutions, Ltd. 730 20,759
Bank of Montreal 300 28,688
Bank of Montreal, ADR 200 19,096
Bank of Nova Scotia (The) 300 14,981
Shares Value†
CANADA — (Continued)
Bank of Nova Scotia (The),
ADR 2,300 $ 114,954
Barrick Gold Corp., Registered 7,700 146,608
Baytex Energy Corp. 14,000 21,588
Birchcliff Energy, Ltd. 8,400 34,237
Bird Construction, Inc. 2,600 39,735
#*Bitfarms, Ltd. 500 499
Black Diamond Group, Ltd. 200 1,179
Boralex, Inc., Class A 700 15,517
*CAE, Inc. 3,000 75,060
*Calfrac Well Services, Ltd. 200 479
Calian Group, Ltd., Registered 100 3,445
Canaccord Genuity Group,
Inc., Class A 4,400 26,917
*Canacol Energy, Ltd. 100 215
#*Canada Goose Holdings,
Inc., Class A, ADR 200 1,672
Canadian Imperial Bank of
Commerce 900 56,653
Canadian Imperial Bank of
Commerce, ADR 1,700 107,015
Canadian National Railway
Co., ADR 400 38,728
Canadian Natural Resources,
Ltd., ADR 8,700 249,603
Canadian Pacific Kansas City,
Ltd., Class A, ADR 900 65,223
*Canadian Tire Corp., Ltd.,
Class A 264 28,837
*Canfor Corp. 200 1,907
*Capstone Copper Corp. 2,000 9,614
Cardinal Energy, Ltd. 11,600 48,204
Cascades, Inc. 3,400 21,735
CCL Industries, Inc. 1,500 78,231
*Celestica, Inc. 958 81,765
Cenovus Energy, Inc., ADR 16,400 193,028
Centerra Gold, Inc. 7,300 48,779
CES Energy Solutions Corp. 7,100 31,252
CGI, Inc., ADR 400 42,424
CI Financial Corp., Registered 3,200 72,396
*Cineplex, Inc. 100 715
Cogeco Communications, Inc. 300 14,725
*Colabor Group, Inc. 200 143
Computer Modelling Group,
Ltd. 3,400 19,569
Corby Spirit and Wine, Ltd. 100 1,104
*Cronos Group, Inc. 700 1,316
DATA Communications
Management Corp. 200 249
Definity Financial Corp. 800 39,852
dentalcorp Holdings, Ltd. 3,300 20,092
Dexterra Group, Inc. 100 621
Dollarama, Inc. 700 86,202
Doman Building Materials
Group, Ltd. 1,900 9,464
*Dorel Industries, Inc., Class B 100 120
DREAM Unlimited Corp. 100 1,376
Dundee Precious Metals, Inc. 2,800 36,629
*Eldorado Gold Corp. 2,900 54,636

Dimensional International Vector Equity ETF
continued
Shares Value†
CANADA — (Continued)
Empire Co., Ltd., Class A 1,800 $ 66,720
Endeavour Mining PLC 5,900 159,534
Enerflex, Ltd. 3,458 22,650
Enerflex, Ltd. 200 1,306
Enghouse Systems, Ltd. 100 1,814
*Ensign Energy Services, Inc. 2,100 2,736
EQB, Inc. 400 27,600
*Equinox Gold Corp. 5,400 36,180
*ERO Copper Corp. 2,400 29,928
Evertz Technologies, Ltd.,
Class B 100 794
Extendicare, Inc. 4,500 44,958
Fiera Capital Corp. 2,900 13,290
Finning International, Inc. 2,800 78,874
First Majestic Silver Corp. 4,100 25,666
*First Quantum Minerals, Ltd. 4,800 64,322
*Foraco International SA,
Registered 100 129
*Fortuna Mining Corp., ADR 8,300 51,875
George Weston, Ltd. 200 38,891
Gibson Energy, Inc. 3,400 53,389
Gildan Activewear, Inc., ADR 900 41,508
*GoGold Resources, Inc. 1,800 2,307
*Gran Tierra Energy, Inc. 100 441
Headwater Exploration, Inc. 5,900 23,919
High Liner Foods, Inc. 100 1,226
Hudbay Minerals, Inc., Class A 8,000 58,160
#*i-80 Gold Corp. 5,000 3,071
iA Financial Corp., Inc. 500 48,476
*IAMGOLD Corp. 7,100 50,268
IGM Financial, Inc. 100 3,172
*Illumin Holdings, Inc. 500 695
Imperial Oil, Ltd., Registered 700 47,166
Intact Financial Corp. 200 44,331
*Interfor Corp. 200 1,923
*K92 Mining, Inc., Class B 5,200 47,735
*Kelt Exploration, Ltd. 8,700 35,208
Keyera Corp. 2,500 77,445
Kinross Gold Corp. 16,400 242,064
*Knight Therapeutics, Inc. 200 880
*Laurentian Bank of Canada 100 1,981
Leon's Furniture, Ltd. 100 1,665
#*Lightspeed Commerce, Inc. 1,800 17,640
Linamar Corp. 800 29,300
Loblaw Cos., Ltd. 200 32,404
Lundin Gold, Inc. 1,400 56,991
Lundin Mining Corp.,
Registered 4,700 38,381
Magna International, Inc., ADR 4,100 142,516
*Major Drilling Group
International, Inc. 1,300 8,207
*Mandalay Resources Corp. 200 779
Manulife Financial Corp. 200 6,117
Manulife Financial Corp., ADR 1,600 48,992
*Maple Leaf Foods, Inc. 2,517 45,974
Martinrea International, Inc. 2,600 13,816
*Mattr Corp. 200 1,378
Medical Facilities Corp., Class
B 100 1,053
Shares Value†
CANADA — (Continued)
MEG Energy Corp. 5,400 $ 75,607
Methanex Corp., ADR 700 21,903
Metro, Inc. 2,500 192,283
MTY Food Group, Inc., Class
R 900 28,258
Mullen Group, Ltd. 3,400 32,270
National Bank of Canada 2,203 193,107
Neo Performance Materials,
Inc., Registered 100 812
*New Gold, Inc. 32,300 128,554
*NFI Group, Inc. 100 840
North American Construction
Group, Ltd. 1,103 16,755
North West Co., Inc. (The) 800 32,028
Northland Power, Inc. 3,074 41,682
Nutrien, Ltd. 5,300 302,365
*NuVista Energy, Ltd. 4,300 36,578
*Obsidian Energy, Ltd. 2,400 10,104
OceanaGold Corp. 27,100 95,742
Open Text Corp., ADR 3,200 86,720
*Orezone Gold Corp. 2,000 1,607
Osisko Gold Royalties, Ltd. 100 2,403
Pan American Silver Corp. 600 15,108
Paramount Resources, Ltd.,
Class A 200 2,266
Parex Resources, Inc. 5,100 40,983
Parkland Corp. 2,700 67,886
Pason Systems, Inc. 2,900 23,052
Pembina Pipeline Corp. 1,400 53,480
Peyto Exploration &
Development Corp. 5,400 67,476
PHX Energy Services Corp. 100 548
Pizza Pizza Royalty Corp. 100 1,035
Polaris Renewable Energy,
Inc. 100 867
Premium Brands Holdings
Corp. 100 5,675
*Quarterhill, Inc., Class B 1,000 1,021
Quebecor, Inc., Class B 4,000 109,520
RB Global, Inc. 519 52,263
#Restaurant Brands
International, Inc. 2,500 161,000
Richelieu Hardware, Ltd. 1,300 30,691
Rogers Communications, Inc.,
Class B, ADR 2,406 62,773
Rogers Sugar, Inc. 4,500 18,406
Royal Bank of Canada 2,600 311,462
#Royal Bank of Canada, ADR 100 11,988
Russel Metals, Inc. 900 26,062
Sandstorm Gold, Ltd., ADR 2,100 18,270
*Sangoma Technologies Corp. 100 560
Saputo, Inc. 900 17,527
Savaria Corp. 200 2,514
Secure Waste Infrastructure
Corp., Class B 5,000 47,528
Sienna Senior Living, Inc. 800 9,805
*Sierra Metals, Inc. 1,000 804
#South Bow Corp., ADR 340 8,395
*Spartan Delta Corp. 2,500 4,887

Dimensional International Vector Equity ETF
continued
Shares Value†
CANADA — (Continued)
*SSR Mining, Inc., Registered 7,400 $ 78,645
Stantec, Inc. 184 16,155
Stella-Jones, Inc. 100 4,894
Ω*STEP Energy Services, Ltd. 200 565
Sun Life Financial, Inc. 1,789 106,397
Sun Life Financial, Inc. 500 29,775
Suncor Energy, Inc., ADR 9,500 335,255
Superior Plus Corp. 6,400 32,063
Surge Energy, Inc. 2,800 9,466
Tamarack Valley Energy, Ltd. 14,000 36,183
#*Taseko Mines, Ltd. 11,200 25,536
TC Energy Corp. 2,600 131,066
Teck Resources, Ltd., Class A 5,000 169,950
*TELUS International CDA,
Inc., Registered 1,500 3,660
TFI International, Inc. 188 15,290
#*Tilray Brands, Inc. 23,400 11,520
*Tilray Brands, Inc. 1,600 776
*Torex Gold Resources, Inc.,
Class A 2,700 87,276
Toromont Industries, Ltd. 100 8,444
Toronto-Dominion Bank (The) 600 38,264
Toronto-Dominion Bank (The),
ADR 2,200 140,316
Tourmaline Oil Corp. 2,900 127,858
#TransAlta Corp., Class A 3,900 34,749
Transcontinental, Inc., Class A 2,800 38,109
Trican Well Service, Ltd. 10,800 31,666
*Trisura Group, Ltd., Class B 500 13,701
*Valeura Energy, Inc. 1,100 5,988
#Veren, Inc., ADR 14,300 84,513
Vermilion Energy, Inc. 2,500 15,075
Wajax Corp. 100 1,276
Waste Connections, Inc. 315 62,253
*Well Health Technologies
Corp. 5,300 15,195
*Wesdome Gold Mines, Ltd. 2,800 34,379
#West Fraser Timber Co., Ltd. 100 7,398
Westshore Terminals
Investment Corp. 850 15,673
Whitecap Resources, Inc. 10,200 57,746
Winpak, Ltd., Class A 100 3,092
WSP Global, Inc. 197 34,850
*Yangarra Resources, Ltd. 300 185
TOTAL CANADA 9,129,558
DENMARK — (2.7%)
*ALK-Abello A/S 1,090 25,235
Alm Brand A/S 19,135 45,524
Ambu A/S, Class B 1,976 35,424
AP Moller - Maersk A/S, Class
A 28 47,914
*Bang & Olufsen A/S 369 727
*Bavarian Nordic A/S 1,995 47,509
Carlsberg A/S, Class B 686 93,599
cBrain A/S 182 4,718
Chemometec A/S 242 17,376
Coloplast A/S, Class B 360 40,686
Columbus A/S 223 397
Shares Value†
DENMARK — (Continued)
D/S Norden A/S 828 $ 22,549
Danske Bank A/S 2,245 78,544
*Demant A/S 1,150 41,758
*Dfds A/S 532 7,394
DSV A/S 382 80,875
FLSmidth & Co. A/S,
Registered 906 42,751
Foroya Banki P/F 12 321
*Genmab A/S 332 70,289
#*GN Store Nord A/S 2,241 33,649
H Lundbeck A/S, Class A 4,329 20,664
*H+H International A/S, Class
B 56 1,025
Harboes Bryggeri A/S, Class B 4 88
*Huscompagniet A/S 44 339
ISS A/S 2,523 63,484
Jyske Bank A/S, Registered 689 56,512
Matas A/S 855 17,685
MT Hoejgaard Holding A/S 8 313
Ω#*Netcompany Group A/S 862 38,732
*Nilfisk Holding A/S, Class B 40 529
*NKT A/S 976 79,457
Ω*NNIT A/S 24 265
Novo Nordisk A/S, Class B 5,005 331,687
Novonesis Novozymes B 1,545 100,271
*NTG Nordic Transport Group
A/S 77 2,926
Pandora A/S 828 122,609
Parken Sport & Entertainment
A/S 8 163
Per Aarsleff Holding A/S 511 41,095
Ringkjoebing Landbobank A/S 445 85,198
*ROCKWOOL A/S, Class A 1,730 78,787
*ROCKWOOL A/S, Class B 60 2,733
Royal Unibrew A/S 703 56,054
*RTX A/S 20 190
ΩScandinavian Tobacco
Group A/S 1,065 15,540
Schouw & Co. A/S 253 23,044
Solar A/S, B Shares 16 619
SP Group A/S 242 9,915
*Spar Nord Bank A/S 1,357 43,694
Sparekassen Sjaelland-Fyn
A/S 168 7,280
Svitzer Group A/S 712 29,888
Sydbank A/S 1,195 76,446
TCM Group A/S 24 284
Tivoli A/S 5 469
#TORM PLC, Class A 1,165 19,439
*Trifork Group AG 83 1,176
Tryg A/S 2,216 53,059
Vestas Wind Systems A/S 1,865 24,787
Vestjysk Bank A/S 684 447
*Zealand Pharma A/S 182 12,796
TOTAL DENMARK 2,156,928
FINLAND — (1.8%)
Aktia Bank OYJ 1,167 13,253
#Alandsbanken Abp, Class B 12 501

Dimensional International Vector Equity ETF
continued
Shares Value†
FINLAND — (Continued)
Alma Media OYJ 52 $ 683
Anora Group OYJ 953 3,553
Apetit OYJ 8 125
Aspo OYJ 52 307
Atria OYJ 32 471
Digia OYJ 16 121
Elisa OYJ 1,281 68,470
eQ OYJ 12 139
Evli OYJ, Class B 8 166
Fortum OYJ 2,876 48,206
F-Secure OYJ 164 362
*Glaston OYJ Abp 64 100
Gofore OYJ 6 108
Harvia OYJ 284 13,123
Hiab OYJ, Class B 747 35,512
Huhtamaki OYJ 1,002 36,927
Kamux Corp. 581 1,539
Kemira OYJ 1,225 25,274
Kesko OYJ, Class A 3,493 80,208
Kesko OYJ, Class B 508 11,376
Kone OYJ, Class B 1,587 98,319
Konecranes OYJ 753 50,331
Lassila & Tikanoja OYJ, Class
A 699 7,517
*Lindex Group OYJ 1,964 5,894
Mandatum OYJ 4,237 29,929
Marimekko OYJ 56 775
Metsa Board OYJ 1,222 4,459
Metso OYJ, Class B 6,591 71,612
Neste OYJ, Registered 2,783 28,966
NoHo Partners OYJ 12 129
Nokia OYJ 15,622 77,941
Nokian Renkaat OYJ, Class B 3,103 24,709
Nordea Bank Abp 17,113 236,843
Olvi OYJ, A Shares 212 7,965
Oma Saastopankki OYJ 254 2,627
Oriola OYJ, Class B 260 323
Orion OYJ, Class A 155 9,632
Orion OYJ, Class B 1,440 90,276
Outokumpu OYJ 6,270 24,048
Pihlajalinna OYJ 56 885
Puuilo OYJ 1,260 17,961
*QT Group OYJ 289 18,808
*Rapala VMC OYJ 36 53
Raute Oyj, A Shares 8 156
Sampo OYJ, A Shares 6,089 61,035
Sanoma OYJ 1,346 14,826
Scanfil OYJ 45 446
Siili Solutions OYJ 8 58
*SRV Group OYJ, Class B 16 95
Stora Enso OYJ, Class B 6,637 61,609
Taaleri PLC 222 1,807
Talenom OYJ 375 1,518
ΩTerveystalo OYJ 3,028 42,131
TietoEVRY OYJ 1,589 28,503
Tokmanni Group Corp. 1,348 21,281
UPM-Kymmene OYJ 215 5,700
Vaisala OYJ, A Shares 171 9,107
Shares Value†
FINLAND — (Continued)
Valmet OYJ 1,557 $ 47,505
Viking Line Abp 16 366
*WithSecure OYJ 70 75
*YIT OYJ 304 887
TOTAL FINLAND 1,447,631
FRANCE — (7.7%)
*74Software SA 24 930
Aeroports de Paris SA 167 20,844
Air Liquide SA 28 5,747
AKWEL SADIR, Class B 28 235
*Alstom SA 3,145 75,863
Alten SA 365 30,683
ΩAmundi SA 392 30,903
Arkema SA 819 62,051
Assystem SA 60 2,605
*AXA SA 1,156 54,627
ΩAyvens SA 988 10,013
*Bastide le Confort Medical 11 341
#Beneteau SACA 455 4,151
BNP Paribas SA 1,011 85,378
Bollore SE, Class A 5,947 36,776
Bonduelle SCA 192 1,794
*Bouygues SA 2,128 93,616
Bureau Veritas SA 1,941 61,515
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 248
*Canal+ SA 4,227 9,626
Capgemini SE 405 64,385
Carrefour SA 9,231 142,657
Catana Group 112 432
CBo Territoria 48 203
*Cegedim SA 78 1,060
Cie de Saint-Gobain SA 2,272 246,648
Cie des Alpes, Registered 195 3,839
Cie Generale des
Etablissements Michelin SCA 5,811 212,504
*Clariane SE, Registered 1,265 5,352
Coface SA 2,073 42,441
Credit Agricole SA 1,254 23,506
*Danone SA 1,452 125,377
Derichebourg SA 4,318 29,721
Eiffage SA, Class P 1,275 173,561
*Ekinops SAS 32 119
Ω*Elior Group SA 2,395 7,253
Elis SA 3,179 81,526
Engie SA 6,668 137,840
Equasens 36 1,586
#Eramet SA 111 6,132
Esso SA Francaise 63 10,119
Etablissements Maurel et
Prom SA 698 3,610
#*Euroapi SA 619 1,931
Eurofins Scientific SE 752 47,426
ΩEuronext NV 32 5,347
#*Eutelsat Communications
SACA 3,369 13,653
Ω*FDJ UNITED 980 35,025

Dimensional International Vector Equity ETF
continued
Shares Value†
FRANCE — (Continued)
*FIGEAC-AERO 4 $ 39
Fnac Darty SA 73 2,544
Forvia SE 4,232 32,598
Gaztransport Et Technigaz SA 336 54,924
#*Genfit SA 150 608
Getlink SE 2,789 52,882
GL Events SACA 196 4,902
Groupe Crit SA 8 618
Groupe SFPI 36 88
Guerbet 213 4,855
Hermes International SCA,
Class B 56 152,206
*ID Logistics Group SACA 55 24,696
Imerys SA 767 25,529
#Infotel SA 18 896
Ipsen SA 308 35,747
IPSOS SA 902 42,634
#Jacquet Metals SACA 56 1,321
*JCDecaux SE 1,070 18,622
Kaufman & Broad SA 227 8,915
Kering SA, Class A 441 89,403
*La Francaise De L'energie
SACA 30 986
Laurent-Perrier 4 441
Legrand SA 1,127 123,372
Linedata Services 4 335
LISI SA 416 13,075
LNA Sante SA 16 416
*Louis Hachette Group 3,064 4,803
*Lumibird 12 154
LVMH Moet Hennessy Louis
Vuitton SE 626 347,193
Ω#Maisons du Monde SA 168 524
Manitou BF SA 32 738
Mersen SA 600 12,850
*Metropole Television SA 106 1,663
Nexans SA 453 49,538
*Nexity SA 577 6,024
NRJ Group 60 453
Opmobility, Registered 1,529 17,059
Orange SA 24,587 357,332
*OVH Groupe SAS 270 3,591
Pernod Ricard SA 143 15,479
Pluxee NV 499 11,220
Publicis Groupe SA 714 72,447
Quadient SA 668 12,651
*Remy Cointreau SA 105 5,650
Renault SA 1,264 67,000
Rexel SA 3,927 108,878
Safran SA, Class B 658 174,280
Sanofi SA 200 21,803
Sanofi SA, Sponsored ADR 8 440
Savencia SA 16 1,215
Schneider Electric SE 20 4,643
SCOR SE 2,074 65,023
SEB SA 374 35,160
Seche Environnement SACA 31 3,193
Shares Value†
FRANCE — (Continued)
SES SA 8,141 $ 43,107
Ω*SMCP SA 80 288
Societe BIC SA 692 44,838
Societe Generale SA 2,571 133,270
*Societe LDC SADIR 152 13,235
Sodexo SA 662 42,066
*SOITEC 36 2,030
Sopra Steria Group 224 45,834
SPIE SA 2,130 104,212
*Stef SA 42 6,063
STMicroelectronics NV,
Sponsored ADR 3,534 80,257
Sword Group 36 1,279
*Synergie SE 23 797
Technip Energies NV 2,860 97,858
Teleperformance SE 1,021 111,954
Television Francaise 1 SA 1,019 9,730
TFF Group 9 214
Thales SA 350 97,437
Thermador Groupe 3 225
TotalEnergies SE 15,721 914,274
Trigano SA 240 28,455
*Ubisoft Entertainment SA 2,189 25,779
Valeo SE 4,988 49,149
*Vallourec SACA 3,231 59,886
#*Valneva SE 1,540 5,059
ΩVerallia SA 852 28,436
Vicat SACA 442 24,720
VIEL & Cie SA 138 2,118
Vinci SA 1,095 152,605
Virbac SACA 4 1,410
*Viridien 218 12,958
Vivendi SE 3,998 12,425
#*Voltalia SA, Class A 634 5,261
Ω*Worldline SA 3,273 18,119
Ω*X-Fab Silicon Foundries SE 862 4,784
TOTAL FRANCE 6,284,987
GERMANY — (8.3%)
1&1 AG 842 14,970
7C Solarparken AG 1,411 3,224
Adesso SE 11 1,223
adidas AG 664 152,244
AIXTRON SE 101 1,357
All for One Group SE 4 257
Allgeier SE 16 369
Allianz SE, Registered 12 4,967
AlzChem Group AG 84 10,790
Amadeus Fire AG 115 9,778
Atoss Software SE 153 22,993
ΩAumann AG 20 302
Aurubis AG 479 41,682
*BASF SE 7,713 391,305
Bayer AG, Registered 9,020 236,138
Bayerische Motoren Werke AG 1,107 93,498
#*BayWa AG 40 367
Bechtle AG 1,032 43,875
ΩBefesa SA 758 23,006
Bertrandt AG, Class B 12 259

Dimensional International Vector Equity ETF
continued
Shares Value†
GERMANY — (Continued)
Bijou Brigitte AG 95 $ 4,579
#Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 1,930 7,196
Brenntag SE 1,328 88,433
ΩBrockhaus Technologies AG 12 196
CANCOM SE 583 17,860
*CECONOMY AG 2,574 9,144
CENIT AG 16 151
Cewe Stiftung & Co. KGAA 112 12,986
*Commerzbank AG 1,692 44,661
Continental AG 1,095 85,190
*Covestro AG 730 49,292
CTS Eventim AG & Co. KGaA 585 69,027
Daimler Truck Holding AG 4,270 170,664
Dermapharm Holding SE 338 14,793
Deutsche Bank AG,
Registered Sponsored 5,820 152,542
Deutsche Boerse AG 743 239,446
Deutsche Post AG 5,573 237,630
Deutsche Telekom AG 14,451 519,099
Deutz AG 3,715 28,674
*Dr. Hoenle AG 12 117
Duerr AG 1,460 34,438
ΩDWS Group GmbH & Co.
KGaA 548 28,730
E.ON SE 11,765 206,158
Eckert & Ziegler SE 194 13,232
EDAG Engineering Group AG 68 510
Elmos Semiconductor SE 164 11,092
ElringKlinger AG 527 2,921
Energiekontor AG 114 5,475
Evonik Industries AG 2,193 49,235
#*Evotec SE 1,997 16,640
Fabasoft AG 12 234
Fielmann Group AG 256 14,550
flatexDEGIRO AG 3,012 79,092
#*Fraport AG Frankfurt Airport
Services Worldwide 585 38,736
Freenet AG 1,705 71,014
Fresenius Medical Care AG 1,264 63,954
*Fresenius SE & Co. KGaA 1,210 57,495
Friedrich Vorwerk Group SE 38 2,587
FUCHS SE 308 11,816
GEA Group AG, Registered 1,754 114,248
Gerresheimer AG 555 37,475
Gesco SE 24 439
GFT Technologies SE 418 11,784
H&R GmbH & Co. KGaA 28 129
Hannover Rueck SE 229 73,513
Ω#Hapag-Lloyd AG 152 23,810
Hawesko Holding SE 8 224
Heidelberg Materials AG 1,024 202,833
*Heidelberger Druckmaschinen
AG 816 1,122
*Hella GmbH & Co. KGaA 57 5,728
*HelloFresh SE, Registered 8,846 92,050
Henkel AG & Co. KGaA 373 26,331
Hensoldt AG 318 24,653
Shares Value†
GERMANY — (Continued)
HOCHTIEF AG 124 $ 23,399
*HomeToGo SE 60 116
Hornbach Holding AG & Co.
KGaA 298 33,570
HUGO BOSS AG 1,265 52,587
Indus Holding AG 425 11,957
Infineon Technologies AG 6,338 208,145
Init Innovation in Traffic
Systems SE 23 1,025
ΩInstone Real Estate Group
SE 450 4,154
IVU Traffic Technologies AG 96 2,046
Jenoptik AG 1,221 24,178
ΩJOST Werke SE 306 17,236
K+S AG, Class B 3,410 59,424
KION Group AG 1,317 55,722
Kloeckner & Co. SE 174 1,395
#Knaus Tabbert AG 172 2,573
Knorr-Bremse AG 591 58,583
*Koenig & Bauer AG 32 592
Kontron AG 788 19,062
Krones AG 224 32,695
KWS Saat SE & Co. KGaA 256 16,151
LANXESS AG 1,575 46,944
Leifheit AG, Registered 6 148
*Medios AG 36 478
Mercedes-Benz Group AG 2,413 143,924
Merck KGaA 158 21,894
MLP SE, Registered 1,099 9,957
MTU Aero Engines AG, Class
R 138 47,673
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 276 188,748
*Multitude PLC 20 133
#Mutares SE & Co. KGaA 344 12,514
#*Nagarro SE 70 4,973
Nemetschek SE, Registered 409 54,072
*Nordex SE 1,091 20,451
Norma Group SE 703 8,775
*Pentixapharm Holding AG 140 461
ProCredit Holding AG, Class B 480 5,538
*ProSiebenSat.1 Media SE 2,618 18,288
Puma SE 1,609 41,281
#*PVA TePla AG 830 15,360
PWO AG 12 393
*q.beyond AG 268 244
*QIAGEN NV 945 40,399
*R Stahl AG 8 162
Rational AG 28 23,951
Rheinmetall AG 222 378,286
RTL Group SA 428 17,515
RWE AG 1,738 67,568
Salzgitter AG, Class D 59 1,457
Schaeffler AG, Class A 5,609 24,076
Secunet Security Networks AG 4 932
#*SGL Carbon SE, Registered 112 446
Siemens AG, Registered 590 135,445

Dimensional International Vector Equity ETF
continued
Shares Value†
GERMANY — (Continued)
ΩSiemens Healthineers AG 319 $ 17,181
Siltronic AG 451 18,251
Sixt SE 506 48,029
SMA Solar Technology AG 273 4,711
Stabilus SE 683 18,867
STRATEC SE 17 464
Stroeer SE & Co. KGaA 296 17,665
Suedzucker AG 1,637 22,107
*Surteco Group SE 4 73
SUSS MicroTec SE 531 20,197
Symrise AG 515 59,450
Takkt AG 76 657
Talanx AG 497 57,005
Ω*TeamViewer SE, Class R 2,634 40,332
Technotrans SE 16 327
thyssenkrupp AG 9,934 113,151
*TUI AG 7,122 54,615
United Internet AG 1,391 31,450
#Verbio SE 515 6,071
Volkswagen AG, Registered,
Class R 122 13,570
Vossloh AG, Class A 235 18,486
Wacker Chemie AG 222 16,655
Wacker Neuson SE 1,420 38,095
Washtec AG 38 1,836
Wuestenrot &
Wuerttembergische AG 606 9,782
Ω*Zalando SE 2,110 76,682
TOTAL GERMANY 6,789,337
HONG KONG — (1.6%)
AIA Group, Ltd. 19,200 143,851
*Bank of East Asia, Ltd. (The) 12,582 17,328
BOC Hong Kong Holdings, Ltd. 13,000 53,980
Bright Smart Securities &
Commodities Group, Ltd. 48,000 42,400
ΩBudweiser Brewing Co.
APAC, Ltd. 3,400 3,604
#Cathay Pacific Airways, Ltd. 3,000 3,455
*China Energy Development
Holdings, Ltd. 22,000 122
*Chinese Estates Holdings,
Ltd. 1,500 250
Chow Sang Sang Holdings
International, Ltd. 1,000 980
CITIC Telecom International
Holdings, Ltd. 120,000 36,520
CK Asset Holdings, Ltd. 12,000 49,131
CK Hutchison Holdings, Ltd. 4,000 22,593
*CK Life Sciences Int'l
Holdings, Inc. 2,000 232
*C-Mer Medical Holdings, Ltd. 2,000 436
ΩCrystal International Group,
Ltd. 5,000 2,901
Dah Sing Banking Group, Ltd. 7,200 7,771
Dah Sing Financial Holdings,
Ltd. 4,400 16,058
EC Healthcare 4,000 330
Emperor Watch & Jewellery,
Ltd. 10,000 280
Shares Value†
HONG KONG — (Continued)
*Far East Consortium
International, Ltd. 5,000 $ 574
First Pacific Co., Ltd. 54,000 36,349
Ω*FIT Hon Teng, Ltd. 19,000 4,753
Galaxy Entertainment Group,
Ltd. 8,000 29,092
Giordano International, Ltd.,
Registered 6,000 1,153
Great Eagle Holdings, Ltd. 1,000 1,676
Guotai Junan International
Holdings, Ltd. 178,000 22,954
Hang Lung Group, Ltd. 18,000 25,858
*Hang Lung Properties, Ltd. 63,000 51,751
Hang Seng Bank, Ltd. 200 2,793
Henderson Land Development
Co., Ltd. 8,000 22,696
*HKR International, Ltd. 800 90
HKT Trust & HKT, Ltd., Class
SS 28,000 39,862
Hong Kong & China Gas Co.,
Ltd. 29,000 26,140
Hong Kong Exchanges &
Clearing, Ltd. 2,600 114,264
*Hong Kong Technology
Venture Co., Ltd. 2,000 534
*Hongkong & Shanghai Hotels,
Ltd. (The) 1,500 1,039
ΩHonma Golf, Ltd. 500 222
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 44,000 5,731
IGG, Inc. 11,000 5,305
ΩImpro Precision Industries,
Ltd. 2,000 596
Johnson Electric Holdings, Ltd. 6,000 10,956
Kerry Properties, Ltd., Class B 1,500 3,524
KLN Logistics Group Ltd 2,500 2,018
Kowloon Development Co.,
Ltd. 1,000 388
Luk Fook Holdings
International, Ltd., Registered 11,000 24,001
Man Wah Holdings, Ltd. 36,800 19,552
Modern Dental Group, Ltd.,
Class B 1,000 538
*Mongolian Mining Corp. 3,000 2,480
*NagaCorp, Ltd. 4,000 1,702
#*New World Development
Co., Ltd. 34,000 20,870
Oriental Watch Holdings,
Class B 2,000 905
Pacific Basin Shipping, Ltd. 113,000 25,355
Pacific Textiles Holdings, Ltd. 3,000 476
PAX Global Technology, Ltd. 25,000 15,055
PCCW, Ltd. 73,000 48,669
Perfect Medical Health
Management, Ltd. 3,000 840
Pico Far East Holdings, Ltd. 2,000 493
*PRADA SpA 1,200 7,505
Sa Sa International Holdings,
Ltd., Class B 10,000 761

Dimensional International Vector Equity ETF
continued
Shares Value†
HONG KONG — (Continued)
Ω#Samsonite Group SA 15,600 $ 28,043
Shangri-La Asia, Ltd. 2,000 1,119
*Shun Tak Holdings, Ltd.,
Registered 4,000 289
*Sinohope Technology
Holdings, Ltd. 500 102
SITC International Holdings
Co., Ltd. 13,000 35,959
SmarTone
Telecommunications Holdings,
Ltd. 1,000 548
*Solomon Systech
International, Ltd. 8,000 402
Stella International Holdings,
Ltd. 14,000 25,094
SUNeVision Holdings, Ltd. 14,000 11,645
Swire Pacific, Ltd., Class A 500 4,326
Swire Properties, Ltd. 3,200 7,073
Tai Hing Group Holdings, Ltd. 5,000 632
Techtronic Industries Co., Ltd.,
Class B 500 5,055
*Television Broadcasts, Ltd. 10,800 4,289
Texhong International Group,
Ltd. 9,000 3,923
*Theme International Holdings,
Ltd. 40,000 2,012
*Tongda Group Holdings, Ltd. 10,000 97
Town Health International
Medical Group, Ltd. 6,000 192
*Transport International
Holdings, Ltd. 800 927
United Laboratories
International Holdings, Ltd.
(The) 24,000 43,019
Value Partners Group, Ltd. 19,000 3,332
Vesync Co., Ltd. 1,000 718
Vitasoy International Holdings,
Ltd. 2,000 2,579
Viva Goods Company, Ltd. 8,000 371
VSTECS Holdings, Ltd. 32,000 24,553
VTech Holdings, Ltd. 1,200 8,078
ΩWH Group, Ltd. 56,000 50,117
Wynn Macau, Ltd., Class B 18,800 12,582
*Xinyi Glass Holdings, Ltd. 21,000 19,687
Yue Yuen Industrial Holdings,
Ltd. 10,000 14,366
TOTAL HONG KONG 1,292,871
IRELAND — (0.5%)
AIB Group PLC 14,694 98,801
Bank of Ireland Group PLC 9,196 107,933
Cairn Homes PLC 15,288 33,680
Dalata Hotel Group PLC 4,239 24,382
FBD Holdings PLC 249 3,651
Glanbia PLC 2,909 37,698
Irish Continental Group PLC 1,452 8,461
Kingspan Group PLC 865 73,058
Shares Value†
IRELAND — (Continued)
*Permanent TSB Group
Holdings PLC 1,051 $ 1,852
TOTAL IRELAND 389,516
ISRAEL — (0.7%)
*Abra Information
Technologies, Ltd. 176 151
Amos Luzon Development and
Energy Group, Ltd. 268 203
Arad, Ltd. 28 397
*Ashdod Refinery, Ltd. 24 394
Automatic Bank Services, Ltd. 44 272
Bank Hapoalim BM 4,336 63,508
Bank Leumi Le-Israel BM 4,372 62,053
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 117 15,626
Bezeq The Israeli
Telecommunication Corp., Ltd. 9,307 14,117
Carasso Motors, Ltd. 108 831
*Cellcom Israel, Ltd. 3,428 21,619
Clal Insurance Enterprises
Holdings, Ltd., Registered 1,031 28,218
Danel Adir Yeoshua, Ltd. 43 4,649
Delek Group, Ltd. 115 18,291
Delta Galil, Ltd. 23 1,084
Delta Israel Brands, Ltd. 8 180
Diplomat Holdings, Ltd. 24 276
*El Al Israel Airlines 1,053 3,206
Electra Consumer Products
1970, Ltd. 34 936
*Electra Real Estate, Ltd. 24 296
Electra, Ltd., Class B 20 10,662
*Equital, Ltd. 36 1,347
*Fattal Holdings 1998, Ltd. 76 9,920
First International Bank Of
Israel, Ltd. (The) 647 35,523
FMS Enterprises Migun, Ltd. 4 193
Formula Systems 1985, Ltd. 9 794
Fox Wizel, Ltd. 210 17,636
*Gilat Satellite Networks, Ltd. 88 556
*Hagag Group Real Estate
Development 60 276
*Hamat Group, Ltd. 32 118
Harel Insurance Investments &
Financial Services, Ltd. 776 12,882
Hilan, Ltd. 46 2,934
ICL Group, Ltd. 149 989
IDI Insurance Co., Ltd. 188 8,777
Ilex Medical, Ltd. 12 198
Inrom Construction Industries,
Ltd. 2,178 9,097
*Intercure, Ltd. 44 69
Israel Discount Bank, Ltd.,
Class A 528 3,939
Isras Investment Co., Ltd. 5 1,079
Issta, Ltd. 28 641
Land Development Nimrodi
Group, Ltd. 40 314
M Yochananof & Sons, Ltd. 11 744

Dimensional International Vector Equity ETF
continued
Shares Value†
ISRAEL — (Continued)
Magic Software Enterprises,
Ltd. 64 $ 886
*Malam - Team, Ltd. 16 326
Matrix IT, Ltd. 44 1,076
Max Stock, Ltd. 156 596
Maytronics, Ltd. 100 113
Mediterranean Towers, Ltd. 224 678
Meitav Investment House, Ltd. 92 1,185
Menora Mivtachim Holdings,
Ltd. 32 1,691
*Meshek Energy Renewable
Energies, Ltd. 508 393
Meshulam Levinstein
Contracting & Engineering,
Ltd. 4 424
Migdal Insurance & Financial
Holdings, Ltd. 1,532 2,944
Mizrahi Tefahot Bank, Ltd. 332 16,814
Naphtha Israel Petroleum
Corp., Ltd. 36 231
Next Vision Stabilized
Systems, Ltd. 937 24,616
Novolog, Ltd. 700 294
Oil Refineries, Ltd. 77,644 19,459
One Software Technologies,
Ltd. 192 3,630
Palram Industries 1990, Ltd. 72 1,532
Partner Communications Co.,
Ltd. 1,064 7,064
Paz Retail And Energy, Ltd. 158 22,243
*Perion Network, Ltd. 908 8,556
Phoenix Financial, Ltd. 1,594 31,393
Qualitau, Ltd. 8 449
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 147 11,242
*Rani Zim Shopping Centers,
Ltd. 160 195
Retailors, Ltd. 24 495
*Scope Metals Group, Ltd. 20 691
*Shikun & Binui, Ltd. 217 711
Shufersal, Ltd. 1,410 13,193
ΩTamar Petroleum, Ltd. 128 1,207
Telsys, Ltd. 8 376
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 2,894 44,886
Tiv Taam Holdings 1, Ltd. 152 318
*Veridis Environment, Ltd. 64 411
Victory Supermarket Chain,
Ltd. 16 191
YD More Investments, Ltd. 48 213
TOTAL ISRAEL 575,717
ITALY — (3.1%)
A2A SpA 20,233 51,497
ACEA SpA 526 12,377
Amplifon SpA 1,183 22,599
*Aquafil SpA 45 64
Ariston Holding NV, Class B 120 542
Shares Value†
ITALY — (Continued)
Arnoldo Mondadori Editore
SpA 3,019 $ 7,361
Ascopiave SpA 1,080 4,045
Azimut Holding SpA 1,183 32,799
B&C Speakers SpA 4 69
Banca Generali SpA 581 34,410
Banca IFIS SpA 946 23,723
Banca Mediolanum SpA 1,872 27,919
Banca Monte dei Paschi di
Siena SpA 15,877 133,845
Banca Popolare di Sondrio
SPA, Class R 5,223 65,310
#Banca Profilo SpA 676 139
Ω*Banca Sistema SpA, Class
R 112 209
Banco BPM SpA, Class R 20,487 228,089
Banco di Desio e della Brianza
SpA 428 3,678
BasicNet SpA, Registered 142 1,195
#Biesse SpA 20 160
BPER Banca SPA 12,665 102,765
Brembo NV 81 757
Brunello Cucinelli SpA 339 38,197
Cairo Communication SpA 1,376 4,497
Cembre SpA 4 222
Cementir Holding NV 818 13,427
*CIR SpA-Compagnie
Industriali 12,812 8,491
Credito Emiliano SpA 1,336 18,346
d'Amico International Shipping
SA 1,240 4,609
#Danieli & C Officine
Meccaniche SpA 16 551
Danieli & C Officine
Meccaniche SpA 1,952 52,855
Datalogic SpA, Class M 36 174
Digital Value SpA 55 1,138
Ω#*doValue SpA 888 1,830
Emak SpA 184 165
ΩEnav SpA 3,495 15,511
Enel SpA 20,166 175,229
Eni SpA, Class B 12,219 176,403
ERG SpA 844 17,279
*Esprinet SpA, Class B 1,125 6,727
Ferrari NV, ADR 195 90,047
#Ferretti SpA 243 696
Fiera Milano SpA 74 431
Fila SpA 116 1,514
*Fincantieri SpA 464 6,040
FinecoBank Banca Fineco SpA 3,216 64,214
FNM SpA, Registered 460 209
#*Geox SpA 112 47
GPI SpA 58 605
Hera SpA 13,491 63,890
Illimity Bank SpA 108 427
IMMSI SpA, Registered 520 294
Intesa Sanpaolo SpA 13,926 74,118
Italian Sea Group SPA (The) 28 179
Italmobiliare SpA 40 1,116

Dimensional International Vector Equity ETF
continued
Shares Value†
ITALY — (Continued)
Iveco Group NV 3,934 $ 62,630
Maire SpA 2,165 23,380
MARR SpA 18 199
Mediobanca Banca di Credito
Finanziario SpA 337 6,890
MFE-MediaForEurope NV,
Class B 5,485 19,927
Moncler SpA 745 45,766
Ω*Nexi SpA 6,453 37,734
Orsero SpA 86 1,281
ΩOVS SpA 5,179 18,686
Pharmanutra SpA 42 2,568
Piaggio & C SpA 2,957 5,802
ΩPirelli & C SpA 4,930 30,397
ΩPoste Italiane SpA 1,928 39,099
Prysmian SpA 307 16,730
ΩRAI Way SpA 1,378 9,461
Recordati Industria Chimica e
Farmaceutica SpA 545 32,123
Reply SpA 191 34,044
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 625 696
#*Safilo Group SpA 1,929 1,579
*Saipem SpA 22,861 53,040
Salvatore Ferragamo SpA 146 910
Sanlorenzo SpA 282 9,040
Sesa SpA 58 4,886
Snam SpA 84 483
Sogefi SpA 1,764 4,141
SOL SpA 127 5,811
Stellantis NV, ADR 9,944 92,280
ΩTechnogym SpA 2,878 38,866
*Telecom Italia SpA 3,652 1,626
*Telecom Italia SpA 85,197 33,703
Tenaris SA, Sponsored ADR 954 31,759
*TREVI - Finanziaria
Industriale SpA 584 179
TXT e-solutions SpA 46 1,647
UniCredit SpA 2,404 139,288
Unipol Assicurazioni SpA 5,140 92,026
Webuild SpA 7,456 27,037
Wiit SpA 162 2,836
Zignago Vetro SpA 294 2,961
TOTAL ITALY 2,524,541
JAPAN — (23.1%)
77 Bank, Ltd. (The) 100 3,117
A&D HOLON Holdings Co.,
Ltd. 1,800 22,487
ABC-Mart, Inc. 900 16,736
AD Works Group Co., Ltd. 700 1,296
ADEKA Corp. 4,200 75,570
Advan Group Co., Ltd. 100 569
Advantest Corp. 1,900 78,097
Aeon Co., Ltd. 3,600 106,683
Aeon Hokkaido Corp. 400 2,454
AGC, Inc. 200 6,244
Ahresty Corp. 200 917
Aica Kogyo Co., Ltd. 1,700 39,449
Shares Value†
JAPAN — (Continued)
Aichi Financial Group, Inc. 1,500 $ 28,625
Aida Engineering, Ltd. 2,500 15,511
Ain Holdings, Inc. 400 15,494
Air Water, Inc. 1,800 24,532
Airman Corp. 100 1,298
Airport Facilities Co., Ltd. 100 468
Aisan Industry Co., Ltd. 1,600 21,638
Aisin Corp. 500 6,350
Ajinomoto Co., Inc. 1,300 26,576
*Akebono Brake Industry Co.,
Ltd. 600 433
Alconix Corp. 100 1,080
Allied Telesis Holdings K.K.,
Class B 200 213
Alps Alpine Co., Ltd.,
Registered 2,900 29,439
Amada Co., Ltd. 3,200 31,991
Amano Corp. 100 2,917
#Amvis Holdings, Inc. 800 2,574
Anest Iwata Corp. 200 1,559
*AnGes, Inc. 30,900 16,030
Anicom Holdings, Inc., Class B 1,900 7,926
AOKI Holdings, Inc. 1,600 14,347
Aoyama Trading Co., Ltd. 3,700 53,228
Aoyama Zaisan Networks Co.,
Ltd. 100 1,352
Aozora Bank, Ltd., Class A 2,300 31,685
Arata Corp. 600 13,376
ARCLANDS Corp. 4,800 58,351
Arcs Co., Ltd. 100 2,013
Artience Co., Ltd. 100 2,056
Asahi Diamond Industrial Co.,
Ltd. 1,000 5,160
Asahi Group Holdings, Ltd. 4,800 66,377
Asahi Kasei Corp. 8,900 62,021
Asanuma Corp., Registered 500 2,640
Asia Pile Holdings Corp. 200 1,261
Asics Corp. 6,800 147,022
ASKUL Corp. 100 1,065
Astellas Pharma, Inc. 4,400 44,034
Astena Holdings Co., Ltd. 300 1,014
Autobacs Seven Co., Ltd. 2,500 26,010
Awa Bank, Ltd. (The) 100 1,914
Axial Retailing, Inc. 400 3,051
Azbil Corp. 400 3,455
AZ-COM MARUWA Holdings,
Inc. 1,800 16,657
Bandai Namco Holdings, Inc. 1,400 48,574
Bando Chemical Industries,
Ltd. 200 2,089
Bank of the Ryukyus, Ltd. 200 1,512
BayCurrent, Inc., Registered 800 43,130
Bell System24 Holdings, Inc. 2,100 17,314
Belluna Co., Ltd. 4,400 30,230
Bic Camera, Inc. 200 2,147
BIPROGY, Inc. 100 3,276
Bridgestone Corp. 1,000 42,001
Brother Industries, Ltd. 2,800 49,281
Bunka Shutter Co., Ltd. 1,800 25,806

Dimensional International Vector Equity ETF
continued
Shares Value†
JAPAN — (Continued)
Calbee, Inc. 100 $ 2,014
Canon Electronics, Inc. 100 1,631
Canon Marketing Japan, Inc. 700 24,881
Capcom Co., Ltd. 1,600 46,427
Carlit Co., Ltd., Class B 100 749
Celsys, Inc. 2,700 24,551
Central Glass Co., Ltd. 600 12,564
Chiba Bank, Ltd. (The) 2,700 23,869
#Chiba Kogyo Bank, Ltd. (The) 800 6,910
Chubu Shiryo Co., Ltd. 100 1,002
Chugai Pharmaceutical Co.,
Ltd. 2,600 149,813
Chugin Financial Group, Inc.,
Registered 2,700 30,182
Chugoku Marine Paints, Ltd. 200 2,902
Citizen Watch Co., Ltd. 2,900 16,753
CKD Corp. 100 1,460
CMK Corp. 7,200 19,938
Coca-Cola Bottlers Japan
Holdings, Inc. 400 7,514
COMSYS Holdings Corp. 100 2,220
Concordia Financial Group,
Ltd. 3,100 19,955
Cosel Co., Ltd. 100 754
Cosmo Energy Holdings Co.,
Ltd. 200 8,210
*Cover Corp. 2,500 38,226
Create Restaurants Holdings,
Inc. 200 1,946
Cresco, Ltd. 300 2,524
CTS Co., Ltd. 100 562
Curves Holdings Co., Ltd. 900 4,328
Dai Nippon Printing Co., Ltd. 2,300 32,104
Dai Nippon Toryo Co., Ltd. 100 888
Daicel Corp. 7,900 67,209
Daido Metal Co., Ltd. 200 694
Daido Steel Co., Ltd. 5,200 39,062
Daifuku Co., Ltd. 2,500 66,373
Daihatsu Infinearth Mfg Co.,
Ltd. 100 1,262
Daiichi Jitsugyo Co., Ltd. 100 1,600
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 100 470
Dai-ichi Life Holdings, Inc. 10,300 73,979
Daiichikosho Co., Ltd. 2,100 24,572
Daiki Aluminium Industry Co.,
Ltd. 1,600 10,510
Daikin Industries, Ltd. 300 34,272
Daikyonishikawa Corp. 300 1,199
Daio Paper Corp. 200 1,277
Daiseki Co., Ltd. 2,000 51,178
Daishi Hokuetsu Financial
Group, Inc. 200 4,361
Daishinku Corp. 200 731
Daito Trust Construction Co.,
Ltd. 200 22,238
Daiwa House Industry Co., Ltd. 2,800 101,192
Daiwa Securities Group, Inc. 1,800 11,789
Daiwabo Holdings Co., Ltd. 1,400 23,737
Shares Value†
JAPAN — (Continued)
DCM Holdings Co., Ltd. 200 $ 1,904
Dear Life Co., Ltd. 100 779
Denka Co., Ltd. 2,400 32,751
Denso Corp. 1,800 23,314
Dexerials Corp. 6,200 72,762
DIC Corp. 900 17,541
DMG Mori Co., Ltd. 1,000 17,341
Doutor Nichires Holdings Co.,
Ltd. 100 1,864
Dowa Holdings Co., Ltd. 700 22,466
DTS Corp. 100 2,850
DyDo Group Holdings, Inc. 100 2,045
Eagle Industry Co., Ltd. 100 1,287
Ebara Corp. 4,500 67,891
EDION Corp. 200 2,672
Ehime Bank, Ltd. (The) 100 728
Elan Corp., Class B 100 504
Elecom Co., Ltd. 100 1,176
ENEOS Holdings, Inc. 22,800 109,636
ES-Con Japan, Ltd. 400 2,975
Exedy Corp., Class A 100 3,008
EXEO Group, Inc. 7,600 88,660
Fast Retailing Co., Ltd. 200 65,872
Feed One Co., Ltd. 300 1,905
Ferrotec Holdings Corp. 3,500 60,264
#Fintech Global, Inc. 3,100 2,391
First Bank of Toyama, Ltd.
(The) 4,000 30,651
Food & Life Cos., Ltd. 2,700 99,281
Foster Electric Co., Ltd. 100 853
FP Corp. 100 2,159
France Bed Holdings Co., Ltd. 100 894
Freebit Co., Ltd. 100 1,064
Fuji Corp. 1,400 20,857
Fuji Electric Co., Ltd. 700 31,030
Fuji Oil Co., Ltd. 100 2,197
Fuji Oil Co., Ltd. 3,400 6,603
Fuji Seal International, Inc. 100 1,788
FUJIFILM Holdings Corp. 200 4,116
Fujikura Composites, Inc. 100 929
Fujikura, Ltd. 2,700 99,319
Fujitsu, Ltd. 6,000 132,544
Fukuoka Financial Group, Inc. 100 2,625
FULLCAST Holdings Co., Ltd. 100 1,121
Funai Soken Holdings, Inc. 1,500 23,976
Furukawa Co., Ltd. 200 2,949
Furukawa Electric Co., Ltd. 2,400 75,143
Furuno Electric Co., Ltd. 100 1,772
Furyu Corp. 100 653
Futaba Industrial Co., Ltd. 500 2,769
Future Corp. 100 1,261
Gakken Holdings Co., Ltd. 100 705
Genki Global Dining Concepts
Corp. 100 2,310
Genky DrugStores Co., Ltd. 100 2,583
Geo Holdings Corp.,
Registered 600 8,181
GLOBERIDE, Inc. 100 1,312

Dimensional International Vector Equity ETF
continued
Shares Value†
JAPAN — (Continued)
Glory, Ltd. 300 $ 5,287
GMO Financial Holdings, Inc. 4,000 21,425
#*GNI Group, Ltd. 1,600 26,450
GS Yuasa Corp. 300 5,272
G-Tekt Corp. 100 1,149
Gunma Bank, Ltd. (The) 5,200 43,163
H.U. Group Holdings, Inc.,
Class B 100 1,963
H2O Retailing Corp. 1,000 13,678
Hachijuni Bank, Ltd. (The) 4,300 32,301
Hakuhodo DY Holdings, Inc. 600 4,511
Halows Co., Ltd. 100 3,039
Hamakyorex Co., Ltd. 1,100 10,280
Hamamatsu Photonics KK 3,100 28,698
Hankyu Hanshin Holdings, Inc. 600 17,112
Hanwa Co., Ltd., Class B 100 3,327
Happinet Corp., Class B 100 3,751
Haseko Corp. 2,600 37,112
Hazama Ando Corp. 6,700 66,887
Heiwa Corp. 700 10,885
Hiday Hidaka Corp. 1,600 34,773
*Hino Motors, Ltd. 14,000 44,550
Hirogin Holdings, Inc. 5,200 43,017
HIS Co., Ltd. 300 3,559
Hitachi Construction Machinery
Co., Ltd. 1,200 35,704
Hitachi, Ltd. 9,300 229,370
Hokko Chemical Industry Co.,
Ltd. 100 856
Hokuhoku Financial Group,
Inc. 2,700 48,174
Honda Motor Co., Ltd. 6,200 63,156
H-One Co., Ltd. 200 1,580
Honeys Holdings Co., Ltd. 100 1,138
Hoosiers Holdings Co., Ltd. 400 3,323
Horiba, Ltd. 300 20,525
House Foods Group, Inc. 1,800 35,340
Hoya Corp. 100 11,764
Hulic Co., Ltd. 3,500 36,573
Hyakugo Bank, Ltd. (The) 5,000 24,082
Hyakujushi Bank, Ltd. (The),
Class R 1,500 34,703
Ibiden Co., Ltd. 2,200 60,953
Ichigo, Inc. 2,900 7,807
Ichinen Holdings Co., Ltd. 100 1,185
Ichiyoshi Securities Co., Ltd. 200 1,014
Idec Corp. 200 3,209
Idemitsu Kosan Co., Ltd. 9,900 61,389
IDOM, Inc. 7,200 55,625
Iida Group Holdings Co., Ltd. 100 1,582
Iino Kaiun Kaisha, Ltd. 4,100 29,865
IMAGICA GROUP, Inc. 100 397
Inaba Denki Sangyo Co., Ltd. 100 2,635
Inabata & Co., Ltd. 100 2,149
INFRONEER Holdings, Inc. 5,600 47,936
Inpex Corp. 12,200 154,724
Insource Co., Ltd. 300 1,912
Internet Initiative Japan, Inc.,
Class R 100 1,854
Shares Value†
JAPAN — (Continued)
Iriso Electronics Co., Ltd. 100 $ 1,791
Isetan Mitsukoshi Holdings,
Ltd. 100 1,289
Ishihara Sangyo Kaisha, Ltd.,
Class A 100 1,230
#*Istyle, Inc. 400 1,318
Isuzu Motors, Ltd. 7,300 98,594
Ito En, Ltd. 100 2,396
ITOCHU Corp. 200 10,210
Itochu Enex Co., Ltd. 100 1,081
Itoki Corp. 400 5,025
IwaiCosmo Holdings, Inc. 100 1,467
Iwatani Corp. 1,300 12,431
Iyogin Holdings, Inc. 800 9,223
Izumi Co., Ltd. 2,400 55,407
J Front Retailing Co., Ltd. 5,700 69,931
J Trust Co., Ltd. 1,500 4,112
JAC Recruitment Co., Ltd. 400 2,333
JALCO Holdings, Inc. 3,700 7,963
Japan Airlines Co., Ltd. 1,500 27,147
Japan Airport Terminal Co.,
Ltd. 100 2,874
Japan Aviation Electronics
Industry, Ltd. 1,300 20,862
Japan Cash Machine Co., Ltd. 100 716
*Japan Communications, Inc. 700 785
Japan Elevator Service
Holdings Co., Ltd. 700 15,140
Japan Exchange Group, Inc. 5,800 64,734
Japan Lifeline Co., Ltd. 2,600 27,870
Japan Material Co., Ltd. 100 840
Japan Post Holdings Co., Ltd. 3,900 37,868
Japan Post Insurance Co., Ltd. 100 2,005
Japan Pulp & Paper Co., Ltd. 1,100 4,735
Japan Tobacco, Inc. 2,600 80,329
Japan Transcity Corp. 300 1,851
#Japan Wool Textile Co., Ltd.
(The) 300 3,106
JCR Pharmaceuticals Co., Ltd. 2,800 9,717
JDC Corp. 4,000 13,488
Jeol, Ltd. 1,800 57,872
JFE Holdings, Inc. 4,300 50,042
JINUSHI Co., Ltd. 2,200 31,741
JMS Co., Ltd. 200 642
Joshin Denki Co., Ltd. 100 1,558
Joyful Honda Co., Ltd. 800 11,374
JP-Holdings, Inc. 7,000 31,162
JTEKT Corp. 1,000 7,736
*Juki Corp., Registered 2,200 6,108
JVCKenwood Corp.,
Registered 6,500 48,622
Kagome Co., Ltd. 1,500 30,896
Kakaku.com, Inc. 100 1,774
Kamei Corp. 100 1,346
Kamigumi Co., Ltd. 100 2,450
Kanadevia Corp. 8,300 53,184
Kanamoto Co., Ltd. 1,300 29,119
Kandenko Co., Ltd. 100 1,990
Kaneka Corp. 100 2,444

Dimensional International Vector Equity ETF
continued
Shares Value†
JAPAN — (Continued)
Kanematsu Corp. 1,000 $ 17,330
Kansai Paint Co., Ltd. 100 1,507
Kanto Denka Kogyo Co., Ltd. 1,100 6,655
Kao Corp. 600 25,688
Katitas Co., Ltd. 100 1,448
Kato Sangyo Co., Ltd. 100 3,505
Kawasaki Heavy Industries,
Ltd. 1,000 59,373
KDDI Corp., Class A 13,900 245,910
KeePer Technical Laboratory
Co., Ltd. 100 2,909
Keihan Holdings Co., Ltd. 3,600 88,233
Keiyo Bank, Ltd. (The) 2,300 13,335
KH Neochem Co., Ltd. 1,600 28,323
Kikkoman Corp. 2,900 28,372
Kirin Holdings Co., Ltd. 1,700 25,731
#Kitanotatsujin Corp. 4,100 4,110
Kitz Corp. 6,400 48,951
Kiyo Bank, Ltd. (The), Class B 200 3,388
*KLab, Inc., Class B 1,500 1,209
Koa Corp. 1,600 9,209
Koatsu Gas Kogyo Co., Ltd. 200 1,324
Kobe Bussan Co., Ltd. 1,200 36,898
Kobe Steel, Ltd. 4,600 53,824
Kohnan Shoji Co., Ltd., Class
R 100 2,633
Koito Manufacturing Co., Ltd. 2,600 31,552
Komatsu, Ltd., Class R 2,700 77,627
KOMEDA Holdings Co., Ltd. 1,600 32,316
Komeri Co., Ltd. 100 2,135
Konami Group Corp., Class B 300 42,800
Kondotec, Inc., Class B 100 1,003
*Konica Minolta, Inc. 8,000 24,554
Konishi Co., Ltd. 2,100 16,489
Konoike Transport Co., Ltd. 100 1,834
#Kosaido Holdings Co., Ltd. 7,700 26,505
Koshidaka Holdings Co., Ltd. 400 2,841
Kotobuki Spirits Co., Ltd.,
Class R 4,100 61,023
KPP Group Holdings Co., Ltd. 5,100 23,312
Krosaki Harima Corp. 100 1,749
K's Holdings Corp. 4,900 47,045
Kubota Corp., Class R 8,800 101,980
Kumagai Gumi Co., Ltd. 100 2,990
Kumiai Chemical Industry Co.,
Ltd. 6,300 33,567
Kuraray Co., Ltd. 1,400 16,327
Kureha Corp. 100 1,752
Kurita Water Industries, Ltd. 100 3,313
Kusuri no Aoki Holdings Co.,
Ltd. 2,500 59,766
KYB Corp. 200 4,096
Kyoei Steel, Ltd. 1,700 23,908
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 400 6,727
Kyorin Pharmaceutical Co.,
Ltd. 200 2,067
Kyoritsu Maintenance Co., Ltd. 700 14,816
Shares Value†
JAPAN — (Continued)
Kyosan Electric Manufacturing
Co., Ltd. 300 $ 1,007
Kyoto Financial Group, Inc. 300 5,134
Kyowa Kirin Co., Ltd. 1,800 28,078
Kyudenko Corp. 100 3,364
Kyushu Financial Group, Inc. 6,100 30,663
LAND Co., Ltd. 3,700 182
Lasertec Corp., Class A 400 37,269
LEC, Inc. 200 1,762
Leopalace21 Corp. 5,500 22,518
Life Corp. 200 2,897
LIFULL Co., Ltd. 7,400 7,834
Link And Motivation, Inc. 100 402
Lintec Corp. 100 1,910
Lion Corp. 3,200 39,271
Lixil Corp. 2,800 32,988
LY Corp. 1,500 5,677
M3, Inc. 1,800 22,544
Mabuchi Motor Co., Ltd. 200 2,928
Macnica Holdings, Inc. 3,300 45,993
Maeda Kosen Co., Ltd. 100 1,432
Mandom Corp. 2,600 24,808
Mani, Inc. 200 1,610
Marubun Corp. 100 651
Maruha Nichiro Corp. 1,700 38,889
Marui Group Co., Ltd. 300 5,949
Matsui Securities Co., Ltd. 3,500 18,035
MatsukiyoCocokara & Co. 2,500 46,034
Maxell, Ltd. 3,000 36,743
Mazda Motor Corp. 7,000 41,929
McDonald's Holdings Co
Japan, Ltd. 100 4,227
MCJ Co., Ltd. 100 939
Mebuki Financial Group, Inc. 13,500 65,645
Medipal Holdings Corp. 1,200 20,422
Megmilk Snow Brand Co., Ltd. 1,500 27,604
Meidensha Corp. 100 2,748
MEIJI Holdings Co., Ltd. 1,700 41,880
Meiko Electronics Co., Ltd. 100 4,375
MEITEC Group Holdings, Inc. 100 2,055
Meiwa Corp. 100 478
Menicon Co., Ltd. 3,400 33,609
*Mercari, Inc. 100 1,612
METAWATER Co., Ltd. 1,600 22,838
Mie Kotsu Group Holdings, Inc. 2,700 9,464
Mikuni Corp. 300 602
MINEBEA MITSUMI, Inc. 2,300 33,765
MIRAIT ONE Corp. 1,000 15,739
Mirarth Holdings, Inc. 10,600 36,711
Mitani Corp. 100 1,322
Mitsuba Corp. 300 1,762
Mitsubishi Chemical Group
Corp. 10,600 51,350
Mitsubishi Corp. 800 15,210
Mitsubishi Electric Corp. 4,000 77,412
Mitsubishi Estate Co., Ltd. 300 5,269
Mitsubishi Gas Chemical Co.,
Inc. 200 3,046

Dimensional International Vector Equity ETF
continued
Shares Value†
JAPAN — (Continued)
Mitsubishi Heavy Industries,
Ltd. 300 $ 5,882
Mitsubishi Logisnext Co., Ltd. 100 1,407
Mitsubishi Logistics Corp. 700 4,820
Mitsubishi Materials Corp. 5,000 78,642
Mitsubishi Motors Corp. 12,500 34,633
Mitsubishi UFJ Financial
Group, Inc. 13,400 169,426
Mitsui Chemicals, Inc. 300 6,583
Mitsui E&S Co., Ltd. 5,300 67,625
Mitsui High-Tec, Inc. 4,300 20,137
Mitsui Mining & Smelting Co.,
Ltd. 300 8,146
Mitsui-Soko Holdings Co., Ltd. 300 6,183
Mitsuuroko Group Holdings
Co., Ltd. 100 1,264
Mizuho Financial Group, Inc. 4,300 107,922
Monex Group, Inc. 2,000 10,011
MonotaRO Co., Ltd. 900 17,342
Morinaga & Co., Ltd. 300 5,354
Morinaga Milk Industry Co.,
Ltd. 3,800 90,418
Morita Holdings Corp. 200 2,981
MS&AD Insurance Group
Holdings, Inc. 2,700 61,424
m-up Holdings, Inc. 3,700 48,948
Murata Manufacturing Co., Ltd. 200 3,104
Musashi Seimitsu Industry
Co., Ltd. 200 3,418
Musashino Bank, Ltd. (The) 100 2,208
Nagase & Co., Ltd. 200 3,521
Nakabayashi Co., Ltd. 100 363
Nakayama Steel Works, Ltd. 5,100 26,029
Namura Shipbuilding Co., Ltd. 3,700 52,138
Nanto Bank, Ltd. (The) 100 2,727
#Nextage Co., Ltd. 900 11,263
NGK Insulators, Ltd. 2,700 33,343
NHK Spring Co., Ltd. 2,800 31,153
Nichias Corp. 800 26,910
Nichicon Corp. 5,000 41,012
Nichirei Corp. 5,400 74,125
NIDEC Corp. 300 5,327
Nifco, Inc. 900 22,361
Nihon Dempa Kogyo Co., Ltd. 100 545
Nihon Flush Co., Ltd. 100 573
Nihon M&A Center Holdings,
Inc. 6,000 24,523
Nihon Nohyaku Co., Ltd. 1,700 9,832
Nikkiso Co., Ltd. 4,400 36,677
Nikko Co., Ltd. 100 476
#Nikkon Holdings Co., Ltd. 5,000 103,407
Nikon Corp. 2,700 25,923
Nippn Corp. 200 3,155
Nippon Air Conditioning
Services Co., Ltd. 100 711
#*Nippon Chemi-Con Corp. 100 682
*Nippon Coke & Engineering
Co., Ltd. 30,400 18,329
Shares Value†
JAPAN — (Continued)
Nippon Concrete Industries
Co., Ltd. 2,100 $ 4,903
Nippon Denko Co., Ltd. 9,600 18,037
Nippon Electric Glass Co., Ltd. 400 9,181
NIPPON EXPRESS
HOLDINGS, Inc. 2,700 48,221
Nippon Gas Co., Ltd. 200 3,688
Nippon Kayaku Co., Ltd. 4,400 41,474
Nippon Light Metal Holdings
Co., Ltd. 4,300 44,857
Nippon Paint Holdings Co.,
Ltd. 400 3,043
Nippon Paper Industries Co.,
Ltd. 11,300 87,776
Nippon Parking Development
Co., Ltd. 23,000 38,376
Nippon Road Co., Ltd. (The) 100 1,373
Nippon Sanso Holdings Corp. 1,600 51,206
*Nippon Sheet Glass Co., Ltd. 17,500 50,056
Nippon Shinyaku Co., Ltd. 400 10,311
Nippon Shokubai Co., Ltd. 1,100 12,917
Nippon Signal Co., Ltd. 200 1,370
Nippon Steel Corp. 2,700 56,976
Nippon Thompson Co., Ltd. 2,400 8,194
Nippon Yakin Kogyo Co., Ltd. 100 2,839
Nipro Corp. 3,200 28,379
Nishi-Nippon Financial
Holdings, Inc. 2,700 39,467
Nishio Holdings Co., Ltd. 800 22,939
Nissan Chemical Corp. 100 2,920
*Nissan Motor Co., Ltd. 10,900 26,096
Nissan Tokyo Sales Holdings
Co., Ltd. 100 342
Nissha Co., Ltd. 1,600 13,707
Nisshin Oillio Group, Ltd. (The) 100 3,453
Nisshin Seifun Group, Inc. 800 10,334
Nisshinbo Holdings, Inc. 3,600 21,480
Nissui Corp. 11,100 67,445
Niterra Co., Ltd. 300 9,342
Nitto Denko Corp. 1,600 28,048
Nitto Kogyo Corp. 100 2,100
Nitto Seiko Co., Ltd. 100 414
Nittoc Construction Co., Ltd. 200 1,462
NOF Corp. 100 1,504
Nojima Corp. 1,500 27,058
Nomura Holdings, Inc.,
Sponsored ADR 6,900 38,295
Nomura Real Estate Holdings,
Inc. 4,100 24,343
Nomura Research Institute,
Ltd. 1,900 71,823
Noritake Co., Ltd. 100 2,604
Noritz Corp. 1,600 19,697
North Pacific Bank, Ltd. 5,200 18,045
NPR-RIKEN Corp. 100 1,659
NS Solutions Corp. 100 2,370
NSD Co., Ltd. 100 2,355
NSK, Ltd. 13,200 57,745
NTN Corp. 13,800 21,275

Dimensional International Vector Equity ETF
continued
Shares Value†
JAPAN — (Continued)
NTT Data Group Corp. 100 $ 1,982
Oenon Holdings, Inc. 300 974
Ogaki Kyoritsu Bank, Ltd.
(The) 1,500 24,239
Oiles Corp. 100 1,497
Oji Holdings Corp. 6,200 29,331
Okabe Co., Ltd. 200 1,242
Okamura Corp. 100 1,390
Okasan Securities Group, Inc. 2,500 11,129
Oki Electric Industry Co., Ltd. 7,200 47,953
Okinawa Financial Group, Inc. 100 1,732
OKUMA Corp. 200 4,480
Okumura Corp. 100 3,099
Okuwa Co., Ltd. 300 1,912
Olympus Corp. 2,700 35,312
Ono Pharmaceutical Co., Ltd. 800 9,209
Onward Holdings Co., Ltd. 15,000 60,677
Open House Group Co., Ltd. 100 4,429
Optex Group Co., Ltd. 2,500 26,728
Optorun Co., Ltd. 700 6,949
Oracle Corp. 300 36,080
Organo Corp. 500 23,801
Oriental Land Co., Ltd. 100 2,126
Oriental Shiraishi Corp. 8,400 22,142
#OSAKA Titanium
Technologies Co., Ltd. 3,700 42,800
Osaki Electric Co., Ltd. 200 1,189
OSG Corp. 200 2,373
Otsuka Holdings Co., Ltd. 400 19,509
Pacific Industrial Co., Ltd. 1,700 14,933
PAL GROUP Holdings Co.,
Ltd. 100 2,787
Pan Pacific International
Holdings Corp. 2,800 86,568
Panasonic Holdings Corp. 4,900 56,372
Park24 Co., Ltd. 200 2,837
Pegasus Co., Ltd. 100 332
Penta-Ocean Construction
Co., Ltd. 3,100 17,821
*PeptiDream, Inc. 900 12,222
Persol Holdings Co., Ltd. 24,500 44,297
PHC Holdings Corp.,
Registered 200 1,349
PILLAR Corp. 100 2,545
Pilot Corp. 100 2,792
Press Kogyo Co., Ltd., Class B 5,100 19,486
Prestige International, Inc. 4,100 19,287
Prima Meat Packers, Ltd. 200 3,225
Procrea Holdings, Inc. 100 1,143
PS Construction Co., Ltd.,
Registered 100 1,074
QB Net Holdings Co., Ltd. 100 781
Qol Holdings Co., Ltd. 1,800 28,999
Raito Kogyo Co., Ltd. 1,900 35,379
Raiznext Corp. 200 2,092
Raksul, Inc. 3,800 30,583
Rakus Co., Ltd. 300 4,531
*Rakuten Bank, Ltd. 100 4,174
*Rakuten Group, Inc. 3,000 17,656
Shares Value†
JAPAN — (Continued)
Recruit Holdings Co., Ltd. 2,800 $ 155,900
Relo Group, Inc. 300 3,956
Renesas Electronics Corp. 2,900 34,003
Rengo Co., Ltd. 6,300 35,157
#*RENOVA, Inc. 3,700 16,913
Resona Holdings, Inc. 6,300 50,306
Resonac Holdings Corp. 2,700 49,149
Resorttrust, Inc. 6,800 69,816
Restar Corp. 100 1,567
Retail Partners Co., Ltd. 200 1,919
Ricoh Co., Ltd. 3,000 31,674
Riken Technos Corp. 200 1,406
Riken Vitamin Co., Ltd. 100 1,746
Rinnai Corp. 100 2,246
Riso Kyoiku Co., Ltd. 800 1,363
Rohm Co., Ltd., Registered 2,600 23,650
Rorze Corp. 2,200 21,986
Round One Corp. 1,900 11,828
Royal Holdings Co., Ltd. 3,000 54,641
Ryobi, Ltd. 2,700 39,410
Ryohin Keikaku Co., Ltd. 2,800 95,205
S Foods, Inc. 100 1,889
Saizeriya Co., Ltd. 900 28,961
Sakai Moving Service Co., Ltd. 100 1,713
Sakata INX Corp. 200 2,594
Sala Corp. 400 2,563
San Holdings, Inc. 100 843
San-A Co., Ltd. 100 1,992
San-Ai Obbli Co., Ltd. 200 2,351
Sangetsu Corp. 100 2,035
San-In Godo Bank, Ltd. (The) 2,700 23,850
Sanki Engineering Co., Ltd. 100 2,555
Sanko Gosei, Ltd. 1,600 6,831
Sankyo Co., Ltd. 3,300 50,365
Sankyo Tateyama, Inc. 100 447
Sankyu, Inc. 200 8,762
Sanoh Industrial Co., Ltd. 100 433
Sanrio Co., Ltd. 100 3,985
Santen Pharmaceutical Co.,
Ltd., Registered 3,400 34,491
Sanwa Holdings Corp. 2,600 85,415
Sanyo Trading Co., Ltd. 100 982
Sato Corp. 100 1,446
Sawai Group Holdings Co.,
Ltd. 1,200 17,242
SBI Holdings, Inc. 100 2,621
SBI Sumishin Net Bank, Ltd. 2,100 60,951
SBS Holdings, Inc. 100 2,005
SCREEN Holdings Co., Ltd. 600 39,809
Scroll Corp. 100 719
Sega Sammy Holdings, Inc. 1,700 35,665
Seibu Holdings, Inc. 2,600 62,904
Seikitokyu Kogyo Co., Ltd. 3,100 33,730
Seiko Epson Corp. 1,700 23,705
Seiko Group Corp. 100 2,643
Seiren Co., Ltd. 800 12,462
Sekisui Chemical Co., Ltd. 3,900 68,053
Sekisui House, Ltd. 1,100 25,264

Dimensional International Vector Equity ETF
continued
Shares Value†
JAPAN — (Continued)
Senko Group Holdings Co.,
Ltd. 2,600 $ 30,932
Senshu Ikeda Holdings, Inc. 21,900 72,007
#*Senshukai Co., Ltd. 300 559
Seria Co., Ltd. 100 2,038
Seven & i Holdings Co., Ltd. 9,100 134,899
Seven Bank, Ltd. 7,900 14,189
SG Holdings Co., Ltd. 1,900 20,040
Sharp Corp. 100 592
Shibaura Machine Co., Ltd. 1,000 25,203
Shibaura Mechatronics Corp. 100 4,683
*SHIFT, Inc. 4,300 39,521
Shiga Bank, Ltd. (The) 100 4,003
Shikoku Bank, Ltd. (The) 800 6,629
Shima Seiki Manufacturing,
Ltd. 2,500 15,318
Shimadzu Corp. 1,600 41,144
Shimizu Corp. 3,500 37,432
Shin Nippon Biomedical
Laboratories, Ltd. 100 1,005
Shinagawa Refractories Co.,
Ltd. 200 2,305
Shin-Etsu Chemical Co., Ltd. 2,000 60,712
Shinko Shoji Co., Ltd. 100 625
Shinmaywa Industries, Ltd. 2,800 26,245
Shinnihon Corp. 100 1,157
Ship Healthcare Holdings, Inc. 2,700 39,164
Shizuoka Financial Group, Inc. 200 2,213
Shizuoka Gas Co., Ltd. 2,200 18,138
SHO-BOND Holdings Co., Ltd. 400 14,361
Shoei Co., Ltd. 2,400 28,132
Showa Sangyo Co., Ltd. 100 2,121
SIGMAXYZ Holdings, Inc. 200 1,460
Siix Corp., Registered 3,100 22,820
Sinfonia Technology Co., Ltd. 100 4,262
Sinko Industries, Ltd. 700 5,938
SKY Perfect JSAT Holdings,
Inc. 2,700 21,768
Skylark Holdings Co., Ltd. 3,200 66,506
SMS Co., Ltd. 300 2,790
Socionext, Inc. 1,000 10,744
Sodick Co., Ltd. 2,800 14,703
SoftBank Corp. 107,000 161,955
Sohgo Security Services Co.,
Ltd. 2,200 17,375
Sojitz Corp. 300 7,090
Solasto Corp. 5,800 17,932
Sompo Holdings, Inc. 2,700 87,924
Sony Group Corp. 15,700 415,064
S-Pool, Inc. 400 836
Star Mica Holdings Co., Ltd. 2,300 15,673
Star Micronics Co., Ltd. 1,400 16,126
Starts Corp., Inc. 100 2,720
Subaru Corp. 5,900 107,233
Sugi Holdings Co., Ltd.,
Registered 100 2,107
#SUMCO Corp. 2,000 13,797
Sumida Corp. 3,300 21,816
Sumitomo Bakelite Co., Ltd. 900 20,935
Shares Value†
JAPAN — (Continued)
Sumitomo Chemical Co., Ltd. 11,800 $ 28,433
Sumitomo Corp. 200 4,905
Sumitomo Electric Industries,
Ltd. 5,500 88,261
Sumitomo Forestry Co., Ltd. 800 23,040
Sumitomo Heavy Industries,
Ltd. 100 2,083
Sumitomo Mitsui Construction
Co., Ltd. 6,600 23,413
Sumitomo Mitsui Financial
Group, Inc. 1,500 35,754
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,167 16,571
Sumitomo Mitsui Trust Group,
Inc. 2,500 61,781
Sumitomo Osaka Cement Co.,
Ltd. 1,000 27,398
Sumitomo Realty &
Development Co., Ltd. 2,600 96,607
Sumitomo Riko Co., Ltd. 500 5,721
Sumitomo Rubber Industries,
Ltd. 4,200 53,001
Sun Frontier Fudousan Co.,
Ltd. 1,700 23,228
Sundrug Co., Ltd. 100 3,354
Suntory Beverage & Food, Ltd. 100 3,497
Suruga Bank, Ltd. 2,700 23,812
Suzuken Co., Ltd. 100 3,629
Suzuki Motor Corp. 4,400 52,671
SWCC Corp., Class B 100 4,543
Sysmex Corp. 2,800 52,048
Systena Corp. 1,300 3,390
T&D Holdings, Inc. 2,500 53,123
Tachi-S Co., Ltd., Class S 2,400 26,517
Tadano, Ltd. 500 3,469
Taiheiyo Cement Corp. 2,600 70,104
Taiyo Holdings Co., Ltd. 100 3,709
Taiyo Yuden Co., Ltd. 1,100 16,634
Takara Bio, Inc. 100 573
Takara Holdings, Inc. 3,800 30,690
Takara Standard Co., Ltd. 200 2,525
Takashimaya Co., Ltd. 1,400 10,787
Takeda Pharmaceutical Co.,
Ltd. 2,800 85,056
Takeuchi Manufacturing Co.,
Ltd. 100 3,123
#Tama Home Co., Ltd. 100 2,801
Tamron Co., Ltd. 100 2,254
Tamura Corp. 700 2,233
Tanseisha Co., Ltd. 3,200 23,287
TDC Soft, Inc. 200 1,765
TDK Corp. 2,700 28,800
TechMatrix Corp. 2,700 38,520
TechnoPro Holdings, Inc. 3,700 83,447
Teijin, Ltd. 5,700 47,653
Tess Holdings Co., Ltd. 1,200 2,801
THK Co., Ltd. 3,200 78,811
TIS, Inc. 2,500 72,403
TOA Corp. 3,000 29,045

Dimensional International Vector Equity ETF
continued
Shares Value†
JAPAN — (Continued)
TOA ROAD Corp. 400 $ 4,277
Toagosei Co., Ltd. 200 1,881
Tocalo Co., Ltd. 200 2,302
Tochigi Bank, Ltd. (The) 1,900 4,289
Toda Corp. 10,000 63,657
Toenec Corp. 1,000 7,922
Toho Bank, Ltd. (The) 4,000 9,815
Toho Titanium Co., Ltd. 3,800 27,067
Tokai Carbon Co., Ltd. 6,200 39,958
Tokai Corp. 100 1,474
TOKAI Holdings Corp. 2,200 15,439
Tokai Rika Co., Ltd. 100 1,493
Tokai Tokyo Financial
Holdings, Inc. 5,100 16,840
Tokio Marine Holdings, Inc. 4,300 172,072
Tokuyama Corp. 1,500 30,559
Tokyo Electron Device, Ltd. 2,200 45,576
Tokyo Electron, Ltd. 400 59,520
Tokyo Kiraboshi Financial
Group, Inc. 100 3,926
Tokyo Seimitsu Co., Ltd. 100 5,588
Tokyo Steel Manufacturing
Co., Ltd. 200 2,264
Tokyo Tatemono Co., Ltd. 2,700 48,344
Tokyu Construction Co., Ltd. 5,100 29,569
Tokyu Fudosan Holdings Corp. 7,100 49,562
Toli Corp. 4,200 14,369
TOMONY Holdings, Inc. 13,700 52,249
Tomy Co., Ltd. 1,800 39,574
Topcon Corp. 3,100 70,524
Topre Corp. 1,300 15,885
Toray Industries, Inc. 4,400 28,049
Toridoll Holdings Corp., Class
A 100 2,992
Tosei Corp. 800 13,460
Toshiba TEC Corp. 100 1,880
Tosoh Corp. 5,100 71,848
Totech Corp. 200 3,639
Totetsu Kogyo Co., Ltd. 600 13,271
TOTO, Ltd. 500 13,299
Towa Bank, Ltd. (The) 100 428
Towa Corp. 400 3,721
Towa Pharmaceutical Co., Ltd. 100 1,853
Toyo Corp. 200 1,927
Toyo Engineering Corp. 1,700 8,021
Toyo Seikan Group Holdings,
Ltd. 100 1,747
Toyo Tire Corp. 4,200 78,588
Toyobo Co., Ltd. 5,200 32,263
Toyoda Gosei Co., Ltd. 400 7,681
Toyota Boshoku Corp. 800 11,492
Toyota Motor Corp. 23,700 453,430
#Toyota Motor Corp.,
Sponsored ADR 90 17,210
Toyota Tsusho Corp. 2,000 39,610
Traders Holdings Co., Ltd. 100 612
Transaction Co., Ltd. 100 1,793
TRE Holdings Corp. 5,300 57,221
Trend Micro, Inc., Class B 1,800 129,094
Shares Value†
JAPAN — (Continued)
Trusco Nakayama Corp. 100 $ 1,493
#Tsubaki Nakashima Co., Ltd. 3,600 10,222
Tsubakimoto Chain Co. 300 3,653
Tsuburaya Fields Holdings,
Inc. 100 1,305
Tsugami Corp. 900 11,105
Tsukishima Holdings Co., Ltd. 100 1,402
Tsukuba Bank, Ltd. 1,400 2,346
UACJ Corp. 300 10,127
UBE Corp. 200 2,926
Uchida Yoko Co., Ltd. 100 5,475
Ulvac, Inc. 1,100 37,286
Unicharm Corp. 1,100 10,222
Unipres Corp. 1,000 7,032
United Arrows, Ltd. 2,600 40,994
United Super Markets
Holdings, Inc. 5,100 32,858
Universal Entertainment Corp. 2,000 15,522
Urbanet Corp Co., Ltd. 400 1,287
Ushio, Inc. 100 1,204
USS Co., Ltd. 4,000 40,073
UT Group Co., Ltd. 100 1,392
Valor Holdings Co., Ltd. 1,600 28,121
Vector, Inc. 2,400 14,874
Vertex Corp. 200 2,701
Vision, Inc. 3,800 34,233
*Visional, Inc. 300 18,188
Vital KSK Holdings, Inc. 100 920
VT Holdings Co., Ltd. 1,300 4,612
Wacom Co., Ltd. 11,700 44,868
Wakita & Co., Ltd. 900 11,099
Welcia Holdings Co., Ltd. 2,800 49,418
World Co., Ltd. 2,400 44,672
#*W-Scope Corp. 7,900 13,735
Xebio Holdings Co., Ltd. 1,500 13,734
Yahagi Construction Co., Ltd. 200 2,039
YAMABIKO Corp. 100 1,499
Yamada Holdings Co., Ltd. 3,900 12,626
Yamagata Bank, Ltd. (The) 100 898
Yamaguchi Financial Group,
Inc. 300 3,529
Yamaha Motor Co., Ltd. 10,000 78,660
Yamanashi Chuo Bank, Ltd.
(The) 100 1,420
Yamazaki Baking Co., Ltd. 2,600 62,284
Yellow Hat, Ltd. 3,500 33,420
Yokogawa Bridge Holdings
Corp. 1,700 31,237
Yokogawa Electric Corp. 1,300 28,144
Yokohama Rubber Co., Ltd.
(The) 300 6,573
Yokorei Co., Ltd. 3,000 17,940
Yokowo Co., Ltd. 100 858
Yondenko Corp. 100 943
Yonex Co., Ltd. 100 1,636
*Yoshimura Food Holdings KK 100 637
Yoshinoya Holdings Co., Ltd. 500 10,968
Yuasa Trading Co., Ltd. 700 21,446
Yukiguni Factory Co Ltd 100 813

Dimensional International Vector Equity ETF
continued
Shares Value†
JAPAN — (Continued)
Yurtec Corp. 2,000 $ 25,715
Zacros Corp. 800 22,210
Zenrin Co., Ltd. 100 841
Zensho Holdings Co., Ltd. 100 6,218
Zeon Corp. 3,500 34,266
ZERIA Pharmaceutical Co.,
Ltd. 100 1,640
ZIGExN Co., Ltd. 500 1,549
ZOZO, Inc., Class B 400 4,077
TOTAL JAPAN 18,770,388
NETHERLANDS — (3.6%)
Aalberts NV, Registered 1,598 52,934
ΩABN AMRO Bank NV 2,781 57,536
Acomo NV 286 7,039
Ω*Adyen NV 27 43,516
#Aegon, Ltd., Registered 8,712 56,018
*AFC Ajax NV 8 91
Akzo Nobel NV 951 60,063
Ω#*Alfen N.V. 839 14,687
Allfunds Group PLC 4,450 25,090
AMG Critical Materials NV 488 8,682
APERAM SA 748 21,716
Arcadis NV 309 14,964
ArcelorMittal SA, Sponsored
ADR 1,436 42,635
ASM International NV 140 67,685
ASML Holding NV, Class B,
Sponsored NVDR 540 360,763
ASR Nederland NV, Class B 1,991 125,385
#*Avantium N.V. 104 91
ΩB&S Group Sarl 428 2,827
Ω#*Basic-Fit NV, Registered 2,183 49,457
BE Semiconductor Industries
NV 32 3,428
Brunel International NV,
Registered 56 589
Coca-Cola Europacific
Partners PLC 704 63,382
Corbion NV 1,000 21,360
Flow Traders, Ltd. 605 18,032
ForFarmers NV 1,490 7,122
Fugro NV 1,020 11,943
HAL Trust 252 33,172
*Havas NV 3,064 5,079
Heineken NV 715 63,965
IMCD NV 621 82,487
ING Groep NV 3,714 71,831
*InPost SA 3,475 58,463
JDE Peet's NV 925 22,397
Ω*Just Eat Takeaway.com NV 426 9,317
*Kendrion NV 261 3,032
Koninklijke Ahold Delhaize NV 5,475 224,925
*Koninklijke BAM Groep NV 6,825 46,162
Koninklijke Heijmans N.V 667 34,165
Koninklijke KPN NV 43,706 203,451
*Koninklijke Philips NV 2,578 65,380
*Koninklijke Philips NV,
Sponsored ADR 1,602 40,611
Shares Value†
NETHERLANDS — (Continued)
Koninklijke Vopak NV 1,440 $ 59,650
Nedap NV 84 5,815
NN Group NV 2,342 143,497
*OCI NV 280 2,323
*PostNL NV 7,207 7,361
*Prosus NV 348 16,189
Randstad NV 1,479 59,214
SBM Offshore NV 2,123 44,743
*SIF Holding NV 32 338
ΩSignify NV 1,743 36,001
Sligro Food Group NV 458 6,185
TKH Group NV 1,273 50,214
Universal Music Group NV 3,757 110,400
Van Lanschot Kempen NV 610 35,399
Wolters Kluwer NV 1,351 238,732
TOTAL NETHERLANDS 2,917,533
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 74 385
#AFT Pharmaceuticals, Ltd. 28 43
Air New Zealand, Ltd. 24,697 8,501
Auckland International Airport,
Ltd. 1,305 5,824
Briscoe Group, Ltd. 48 120
Channel Infrastructure NZ, Ltd. 9,521 10,735
Chorus, Ltd. 3,058 14,409
Colonial Motor Co., Ltd. (The),
Class B 24 97
Contact Energy, Ltd. 3,247 17,073
Delegat Group, Ltd. 32 74
EBOS Group, Ltd. 355 7,711
Fisher & Paykel Healthcare
Corp., Ltd. 246 4,964
*Fletcher Building, Ltd. 9,016 16,426
Freightways Group, Ltd. 1,773 10,364
Genesis Energy, Ltd. 7,050 9,204
Hallenstein Glasson Holdings,
Ltd. 272 1,175
Heartland Group Holdings,
Ltd., Class B 17,795 8,132
Infratil, Ltd. 735 4,602
*KMD Brands, Ltd. 1,492 292
Mainfreight, Ltd. 295 9,718
Manawa Energy, Ltd. 172 495
Mercury NZ, Ltd. 547 1,811
Meridian Energy, Ltd. 692 2,251
Napier Port Holdings, Ltd. 160 244
NZME, Ltd. 348 221
NZX, Ltd. 1,121 1,024
*Oceania Healthcare, Ltd. 11,238 4,335
Port of Tauranga, Ltd. 325 1,186
Restaurant Brands New
Zealand, Ltd. 76 149
*Ryman Healthcare, Ltd. 5,940 7,790
Sanford, Ltd. 124 337
Scales Corp., Ltd. 1,105 2,728
Skellerup Holdings, Ltd., Class
A 2,482 6,216
SKY Network Television, Ltd. 672 985

Dimensional International Vector Equity ETF
continued
Shares Value†
NEW ZEALAND — (Continued)
*SKYCITY Entertainment
Group, Ltd. 10,075 $ 6,876
#Spark New Zealand, Ltd. 9,190 11,344
Steel & Tube Holdings, Ltd. 332 142
*Summerset Group Holdings,
Ltd. 2,105 13,466
#Tourism Holdings, Ltd. 477 388
TOWER, Ltd. 2,192 1,730
Turners Automotive Group,
Ltd. 119 410
#*Warehouse Group, Ltd.
(The), Registered 404 197
TOTAL NEW ZEALAND 194,174
NORWAY — (0.7%)
2020 Bulkers, Ltd. 418 4,470
*Akastor ASA 493 531
Aker ASA, A Shares 32 1,851
Aker BioMarine ASA 20 102
Aker BP ASA 2,851 61,364
Aker Solutions ASA 2,192 5,931
AMSC ASA 120 310
*Archer, Ltd. 124 245
Austevoll Seafood ASA 733 6,885
Ω#Avance Gas Holding, Ltd. 649 245
*BEWi ASA 68 142
*BLUENORD ASA 302 17,357
Bonheur ASA 209 4,837
Borregaard ASA 12 206
Bouvet ASA 1,124 8,660
ΩBW LPG, Ltd. 979 9,673
ΩBW LPG, Ltd. 162 1,615
BW Offshore, Ltd. 1,236 3,391
*Cadeler A/S, ADR 26 543
*Cloudberry Clean Energy
ASA 1,857 2,228
DNB Bank ASA 1,230 30,697
DNO ASA 4,925 5,655
*DOF Group ASA 159 1,240
ΩElkem ASA 2,973 5,218
ΩElmera Group ASA 891 3,170
Elopak ASA 50 204
Equinor ASA 3,528 80,937
Equinor ASA, Sponsored ADR 137 3,054
ΩEuropris ASA 535 3,978
#FLEX LNG, Ltd. 14 330
Frontline PLC 602 10,145
#Golden Ocean Group, Ltd. 921 7,078
#Grieg Seafood ASA 2,434 15,315
Hafnia, Ltd. 1,654 7,632
*Hexagon Composites ASA 129 231
#Hoegh Autoliners ASA 955 7,644
ΩKid ASA 777 10,879
Kitron ASA 115 566
ΩKlaveness Combination
Carriers ASA 500 2,903
#*Kongsberg Automotive ASA 7,989 1,037
*LINK Mobility Group Holding
ASA 5,055 11,870
Shares Value†
NORWAY — (Continued)
MORROW BANK ASA 2,052 $ 1,979
Mowi ASA 4 73
MPC Container Ships ASA 9,111 13,443
ΩMulticonsult ASA 43 784
#*NEL ASA 26,483 5,680
Norsk Hydro ASA 1,271 6,692
Ω*Norske Skog ASA 2,509 4,350
*Northern Ocean, Ltd. 228 129
Odfjell Drilling, Ltd. 2,304 11,953
Odfjell SE, A Shares 220 2,068
Odfjell Technology, Ltd., Class
B 56 223
*OKEA ASA 136 214
ΩOkeanis Eco Tankers Corp. 98 2,329
Panoro Energy ASA 4,776 10,478
Pareto Bank ASA 386 2,740
Rana Gruber ASA 534 3,806
Rogaland Sparebank, Class B 20 249
*Salmon Evolution ASA 444 260
*SATS ASA 315 1,139
Ω*Scatec ASA 1,473 11,229
Sea1 offshore, Inc. 724 1,361
Ω#*Shelf Drilling, Ltd. 1,071 483
*Solstad Offshore ASA, Class
A 1,469 5,355
SpareBank 1 Helgeland 16 252
Sparebank 1 Oestlandet 399 6,656
SpareBank 1 Sor-Norge ASA 694 11,069
Sparebanken More 80 771
Stolt-Nielsen, Ltd., Class R 230 5,168
Storebrand ASA, Class B 2,905 34,989
Subsea 7 SA 733 11,062
Telenor ASA 637 9,595
TGS ASA 909 6,745
Var Energi ASA 1,638 4,513
Veidekke ASA 886 13,363
Wallenius Wilhelmsen ASA 836 6,026
Wilh Wilhelmsen Holding ASA,
A Shares 113 4,228
Ω*XXL ASA 12 12
Yara International ASA 218 7,047
*Zalaris ASA 16 130
TOTAL NORWAY 549,012
PORTUGAL — (0.3%)
#Altri SGPS SA 1,470 10,148
Banco Comercial Portugues
SA, Class R 50,685 32,484
Corticeira Amorim SGPS SA 80 692
CTT-Correios de Portugal SA 892 7,879
#*EDP Renovaveis SA 980 9,196
Galp Energia SGPS SA 3,350 51,924
Ibersol SGPS SA 56 592
#Mota-Engil SGPS SA 1,244 4,938
#Navigator Co. SA (The),
Class B 10,650 40,508
NOS SGPS SA 8,786 36,704
Semapa-Sociedade de
Investimento e Gestao 163 3,056

Dimensional International Vector Equity ETF
continued
Shares Value†
PORTUGAL — (Continued)
Sonae SGPS SA 16,808 $ 21,399
TOTAL PORTUGAL 219,520
SINGAPORE — (0.9%)
*AEM Holdings, Ltd. 13,100 11,839
Aztech Global, Ltd. 3,300 1,339
Banyan Tree Holdings, Ltd. 800 199
BRC Asia, Ltd. 100 243
Bukit Sembawang Estates,
Ltd. 400 1,085
CapitaLand Investment, Ltd. 9,500 20,008
China Aviation Oil Singapore
Corp., Ltd. 8,200 5,338
City Developments, Ltd. 2,900 11,039
*COSCO SHIPPING
International Singapore Co.,
Ltd. 55,000 5,265
*CSE Global, Ltd. 13,500 4,342
DBS Group Holdings, Ltd. 2,800 91,032
Delfi, Ltd. 1,000 551
*Far East Orchard, Ltd. 500 391
First Resources, Ltd. 13,500 15,612
Food Empire Holdings, Ltd.,
Registered 700 810
Frasers Property, Ltd. 800 499
Frencken Group, Ltd. 5,300 4,100
*Fu Yu Corp., Ltd. 4,500 341
Genting Singapore, Ltd. 43,100 24,427
Geo Energy Resources, Ltd. 15,900 4,323
Golden Agri-Resources, Ltd. 92,900 17,076
GuocoLand, Ltd. 600 648
Ho Bee Land, Ltd. 400 551
Hong Fok Corp., Ltd. 6,000 3,378
Hong Leong Asia, Ltd. 6,300 5,259
Hongkong Land Holdings, Ltd. 2,800 13,692
Hotel Grand Central, Ltd. 300 159
Hour Glass, Ltd. (The) 600 721
Hutchison Port Holdings Trust,
Class U 65,900 9,819
*ISDN Holdings, Ltd. 16,300 3,932
Japfa, Ltd. 1,000 471
Keppel Infrastructure Trust 17,900 5,484
Keppel, Ltd. 2,800 14,067
Marco Polo Marine, Ltd. 60,400 1,943
Mewah International, Inc.,
Class B 500 92
Micro-Mechanics Holdings,
Ltd., Class B 100 126
Nanofilm Technologies
International, Ltd. 2,900 1,166
Olam Group, Ltd. 13,000 9,608
OUE, Ltd. 700 504
Oversea-Chinese Banking
Corp., Ltd. 5,300 65,555
Pan-United Corp., Ltd., Class
A 400 207
Propnex, Ltd. 1,100 885
Q&M Dental Group Singapore,
Ltd. 600 133
QAF, Ltd. 500 320
Shares Value†
SINGAPORE — (Continued)
*Rex International Holding, Ltd. 9,600 $ 875
Riverstone Holdings, Ltd. 7,200 4,991
SATS, Ltd. 5,300 11,406
*Seatrium, Ltd. 11,000 16,091
Sembcorp Industries, Ltd. 5,800 29,318
Sheng Siong Group, Ltd. 10,500 14,153
Sing Holdings, Ltd. 200 52
Singapore Airlines, Ltd. 11,200 57,557
Singapore Exchange, Ltd. 2,900 31,894
Singapore Land Group, Ltd. 800 1,225
Singapore Technologies
Engineering, Ltd. 9,800 55,616
Singapore
Telecommunications, Ltd. 300 869
StarHub, Ltd. 8,300 7,437
*Straits Trading Co., Ltd. 500 547
Tiong Woon Corp. Holding,
Ltd. 200 89
*Tuan Sing Holdings, Ltd. 2,700 517
United Overseas Bank, Ltd. 2,800 74,283
*UOB-Kay Hian Holdings, Ltd. 1,500 2,068
*UOL Group, Ltd. 4,200 18,560
Venture Corp., Ltd. 2,700 23,987
Vicom, Ltd. 200 207
Wee Hur Holdings, Ltd. 11,900 4,785
Wilmar International, Ltd. 5,400 12,655
Wing Tai Holdings, Ltd. 4,000 3,584
*Yangzijiang Shipbuilding
Holdings, Ltd. 16,800 28,693
TOTAL SINGAPORE 760,038
SOUTH AFRICA — (0.1%)
#Anglogold Ashanti PLC,
Class H 1,105 46,587
TOTAL SOUTH AFRICA 46,587
SPAIN — (2.5%)
Acciona SA 336 49,042
Acerinox SA 3,304 37,314
*ACS Actividades de
Construccion y Servicios SA 1,122 70,277
ΩAedas Homes SA 14 452
ΩAena SME SA 350 88,087
Amadeus IT Group SA 2,142 168,448
Atresmedia Corp. de Medios
de Comunicacion SA 1,650 10,429
Audax Renovables SA 2,421 4,161
Azkoyen SA 16 136
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 15,317 209,843
Banco Santander SA 13,820 97,119
Bankinter SA 12,519 145,725
CaixaBank SA 13,341 102,093
CIE Automotive SA 497 13,135
Construcciones y Auxiliar de
Ferrocarriles SA 367 17,939
Corp ACCIONA Energias
Renovables SA 197 3,682
Ebro Foods SA 74 1,445

Dimensional International Vector Equity ETF
continued
Shares Value†
SPAIN — (Continued)
Elecnor SA 693 $ 14,873
Enagas SA 472 7,388
Ence Energia y Celulosa SA 872 2,815
Endesa SA 2,258 68,020
ΩGestamp Automocion SA 4,102 12,217
ΩGlobal Dominion Access SA 1,759 5,819
*Grifols SA 3,452 32,546
Grupo Catalana Occidente SA 492 27,461
Iberdrola SA 2,757 49,815
Iberpapel Gestion SA 30 696
Indra Sistemas SA 1,048 33,380
Industria de Diseno Textil SA 2,221 119,268
Laboratorios Farmaceuticos
Rovi SA 8 469
Logista Integral SA, Class R 618 21,160
Mapfre SA 22,436 79,930
Melia Hotels International SA 1,658 12,006
Miquel y Costas & Miquel SA 40 614
Naturgy Energy Group SA 1,275 38,031
ΩNeinor Homes SA 17 296
*Obrascon Huarte Lain SA 12,384 4,357
ΩProsegur Cash SA 3,688 3,211
Renta 4 Banco SA 16 244
Repsol SA 9,666 118,778
*Sacyr SA 9,969 36,535
*Solaria Energia y Medio
Ambiente SA 1,124 8,477
*Tecnicas Reunidas SA 745 12,534
Telefonica SA 37,117 190,627
Tubacex SA 2,367 9,740
*Tubos Reunidos SA 281 184
ΩUnicaja Banco SA 16,380 31,207
Vidrala SA 231 25,156
*Viscofan SA 430 31,088
TOTAL SPAIN 2,018,269
SWEDEN — (2.9%)
AAK AB 390 10,206
ΩAcadeMedia AB 2,128 17,496
AddLife AB, Class B 100 1,898
Addnode Group AB 363 3,143
AddTech AB, B Shares 745 25,073
AFRY AB 1,323 22,976
Alfa Laval AB 499 20,700
ΩAlimak Group AB 1,271 16,077
Alleima AB 2,976 23,373
Alligo AB, Registered 108 1,234
ΩAmbea AB, Class B 3,254 39,406
AQ Group AB 140 2,257
Arise AB 68 243
Arjo AB, Class B 4,833 16,155
*Asmodee Group AB, Class B 345 3,810
Assa Abloy AB, Class B 1,458 44,081
Atlas Copco AB, Class A 1,416 19,739
Atlas Copco AB, Class B 3,005 46,688
Ω*Attendo AB 2,871 19,527
Avanza Bank Holding AB 680 22,738
Axfood AB 536 15,021
*Balco Group AB 36 89
Shares Value†
SWEDEN — (Continued)
Beijer Alma AB, Class B 438 $ 9,128
Bergman & Beving AB 442 13,405
*Betsson AB, Class B 2,983 52,485
#*Better Collective A/S 491 6,470
*BHG Group AB 9,644 23,258
*BICO Group AB 64 230
Bilia AB, A Shares 1,672 21,097
Billerud Aktiebolag 3,260 34,409
Biotage AB 65 949
*Bjorn Borg AB 32 188
*Boliden AB 1,381 42,397
*Bonava AB, B Shares 548 730
Ω*Boozt AB, Class A 790 6,925
ΩBravida Holding AB 2,839 27,022
BTS Group AB, Registered 16 383
Bulten AB 32 196
Byggmax Group AB 1,467 7,309
Catella AB 92 278
Cellavision AB 13 272
*Cint Group AB 5,329 4,031
Clas Ohlson AB, B Shares 761 21,635
Cloetta AB, B Shares 4,000 11,654
Coinshares International, Ltd. 65 522
ΩCoor Service Management
Holding AB 2,387 9,652
*Ctek AB 92 119
CTT Systems AB 12 254
ΩDometic Group AB 3,741 13,475
Ω#*Dustin Group AB 16,536 5,915
*Dynavox Group AB 853 7,699
Eastnine AB 124 576
Elanders AB, Class B 52 288
*Electrolux AB, Class B 5,500 34,215
Elekta AB, Class B 4,370 22,201
*Embracer Group AB 358 4,516
*Enea AB 36 248
Eolus Vind AB, Class B 44 212
Ependion AB, Class B 76 909
Epiroc AB, Class A 1,384 27,149
Epiroc AB, Class B 999 21,627
Essity AB, Class A 743 21,447
Ω*Evolution AB 253 17,685
*Ework Group AB 16 242
Fagerhult Group AB 1,645 7,146
*Fenix Outdoor International
AG 8 506
Fortnox AB 2,749 24,791
G5 Entertainment AB 17 229
#*GARO AB 72 141
Getinge AB, B Shares 664 12,819
Granges AB 1,487 18,609
Ω*Green Landscaping Group
AB 64 399
H & M Hennes & Mauritz AB,
Class B 1,509 21,912
Hanza AB 552 4,126
*Hemnet Group AB 580 19,905
#*Hexatronic Group AB 9,142 24,313

Dimensional International Vector Equity ETF
continued
Shares Value†
SWEDEN — (Continued)
Hexpol AB 1,530 $ 13,278
Holmen AB, B Shares 32 1,269
*Humana AB 418 1,771
Husqvarna AB, Class U 2,537 11,850
Instalco AB 4,190 11,677
*International Petroleum Corp. 1,617 22,113
ITAB Shop Concept AB 132 349
JM AB 949 15,192
Kabe Group AB, Class B 8 207
*K-fast Holding AB 212 275
KNOW IT AB 621 9,323
Lagercrantz Group AB, B
Shares 1,139 25,886
Lime Technologies AB 16 648
Lindab International AB 213 4,496
Loomis AB 1,117 46,788
Medicover AB, Class B 382 9,565
MEKO AB 1,044 13,725
*Midsona AB, Class B 132 124
*Modern Times Group MTG
AB, Class B 2,528 30,457
Momentum Group AB 447 7,397
ΩMunters Group AB 1,852 23,791
NCC AB, Class B 1,544 28,911
Nederman Holding AB 36 631
New Wave Group AB, Class B 1,293 15,819
Nilorngruppen AB, Class B 12 73
*Nobia AB 1,072 368
Nolato AB, Class B 3,947 22,201
Nordnet AB (publ), Registered 657 17,302
*Norion Bank AB 1,604 6,573
*Norva24 Group AB 253 954
Note AB, Registered 688 11,485
#*Orron Energy ab 6,215 3,110
*Ovzon AB 96 249
Peab AB, Class B 2,522 20,984
Prevas AB, Class B 12 122
*Pricer AB, Class B 344 210
Proact IT Group AB 603 7,265
Ratos AB, B Shares 5,137 17,491
RaySearch Laboratories AB 673 18,177
Rejlers AB 76 1,399
*Rottneros AB 188 116
Rvrc Holding AB 1,394 7,224
Sandvik AB 1,369 28,402
Scandi Standard AB 927 8,468
ΩScandic Hotels Group AB 1,906 14,752
*Sdiptech AB 1,267 28,401
Securitas AB, Class B 3,221 51,263
*Sensys Gatso Group AB 32 142
Ω*Sinch AB 6,836 15,947
*Sivers Semiconductors AB 400 151
Skandinaviska Enskilda
Banken AB, Class C 3,054 48,272
Skanska AB, Class B 985 22,866
SKF AB, B Shares 1,937 38,068
SkiStar AB 467 8,081
Softronic AB, Class B 52 115
Shares Value†
SWEDEN — (Continued)
Solid Forsakring AB 36 $ 288
SSAB AB, Class A 6,737 41,952
#*Stillfront Group AB 5,843 2,995
Storskogen Group AB, Class B 17,866 23,321
Svedbergs Group AB, Class B 108 568
Svenska Cellulosa AB SCA,
Class A 2,618 34,011
Svenska Handelsbanken AB,
Class B 1,248 16,349
Sweco AB, Class A 856 15,026
Swedbank AB, Class B 1,261 31,365
Synsam AB 877 4,456
Systemair AB 156 1,330
Tele2 AB, Class B 4,264 62,889
Telefonaktiebolaget LM
Ericsson, Class A 14,739 124,362
Telia Co. AB 8,331 31,225
*TF Bank AB 55 2,030
Trelleborg AB, Class B 82 2,829
Truecaller AB, Class B 1,485 11,201
*VBG Group AB, Class B 366 10,261
*Vestum AB 520 565
*Viaplay Group AB 2,672 153
Vitec Software Group AB, B
Shares 154 7,041
Vitrolife AB 53 866
Volati AB 28 345
Volvo AB, Class A 7,024 191,241
Volvo AB, Class B 1,536 41,916
#*Volvo Car AB, Class R 6,118 10,425
TOTAL SWEDEN 2,345,011
SWITZERLAND — (7.2%)
ABB, Ltd., Registered 1,462 76,841
Accelleron Industries AG 1,328 71,333
Alcon AG, ADR 1,614 157,543
Allreal Holding AG, Registered 513 113,494
ALSO Holding AG, Registered 42 12,854
*ams-OSRAM AG 2,967 26,231
APG SGA SA 13 3,528
*Aryzta AG 32,060 80,603
Ascom Holding AG, Registered 1,115 4,369
Autoneum Holding AG 106 15,970
Avolta AG 2,161 98,616
Baloise Holding AG,
Registered 229 51,081
*Banque Cantonale de
Geneve, Registered 22 6,613
*Banque Cantonale Vaudoise,
Registered 681 84,032
#Barry Callebaut AG,
Registered 19 17,133
*Basilea Pharmaceutica AG
Allschwil, Registered 6 323
Bell Food Group AG 54 17,447
Bellevue Group AG, Class BR 119 1,245
Berner Kantonalbank AG,
Registered 85 26,221

Dimensional International Vector Equity ETF
continued
Shares Value†
SWITZERLAND — (Continued)
Bossard Holding AG,
Registered 213 $ 46,605
Bucher Industries AG,
Registered 120 51,840
Burckhardt Compression
Holding AG 45 30,557
Burkhalter Holding AG 95 14,173
Bystronic AG 4 1,227
*Calida Holding AG,
Registered 104 2,007
Cembra Money Bank AG 186 22,521
*Cicor Technologies, Ltd.,
Registered 72 9,726
Cie Financiere Richemont SA,
Registered 580 102,519
Cie Financiere Tradition SA,
Class BR 162 42,977
Clariant AG, Registered 2,361 26,404
#Coltene Holding AG,
Registered 25 1,901
COSMO Pharmaceuticals NV 380 22,035
CPH Group AG 11 886
Daetwyler Holding AG, Class
BR 41 5,927
DKSH Holding AG 599 44,319
#*DocMorris AG 294 8,300
dormakaba Holding AG 28 23,647
EFG International AG 2,851 43,090
Emmi AG, Registered 28 27,566
#*Feintool International
Holding AG, Registered 231 3,120
Flughafen Zurich AG,
Registered 346 87,326
Forbo Holding AG, Registered 52 49,928
ΩGalenica AG 712 74,861
Geberit AG, Registered 194 134,614
Georg Fischer AG, Registered 863 62,382
Glarner Kantonalbank 116 3,106
Helvetia Holding AG,
Registered 70 15,444
Holcim AG 1,747 194,737
Huber + Suhner AG,
Registered 142 12,528
Implenia AG, Registered 52 2,955
Interroll Holding AG, Class R 8 17,523
Intershop Holding AG 69 11,352
*Investis Holding SA 8 1,183
Julius Baer Group, Ltd.,
Registered 1,245 80,662
Jungfraubahn Holding AG,
Registered 126 30,390
*Komax Holding AG, Class R 36 4,503
*Kudelski SA, Class R 260 380
Kuehne + Nagel International
AG, Class R 242 55,615
Lastminute.com NV 48 739
Liechtensteinische
Landesbank AG, Class B 192 17,711
Shares Value†
SWITZERLAND — (Continued)
Luzerner Kantonalbank AG,
Registered 507 $ 43,003
ΩMedmix AG 96 1,208
#Meier Tobler Group AG 16 675
#*Meyer Burger Technology
AG, Class A 96 186
Mikron Holding AG, Registered 36 701
Mobilezone Holding AG,
Registered 600 8,265
Mobimo Holding AG, Class B 213 82,556
Ω*Montana Aerospace AG 105 2,108
Naturenergie Holding AG,
Class B 307 12,104
Nestle SA, Class B 5,408 577,424
Novartis AG, Class B,
Sponsored ADR 5,152 584,700
Novartis AG, Registered 161 18,376
OC Oerlikon Corp. AG
Pfaffikon 8,382 35,619
#Orior AG 81 1,837
Partners Group Holding AG 81 106,012
#*Peach Property Group AG 24 183
Rieter Holding AG, Registered 4 341
Roche Holding AG, Class A 1,379 451,919
Roche Holding AG, Class B 109 38,148
Romande Energie Holding SA,
Registered 12 627
Sandoz Group AG 2,306 100,406
*Santhera Pharmaceuticals
Holding AG, Registered 142 2,506
Schindler Holding AG,
Registered 41 14,569
Schweiter Technologies AG,
Registered 16 7,399
*SFS Group AG 255 34,445
*SGS SA, Registered 854 83,888
*Siegfried Holding AG,
Registered 410 48,896
SIG Group AG 4,319 83,621
Sika AG, Registered 21 5,259
#*Softwareone Holding AG 924 6,409
*St. Galler Kantonalbank AG,
Registered 88 53,223
Stadler Rail AG 1,013 26,726
Sulzer AG, Registered 363 61,490
#Swatch Group AG (The),
Class BR 183 31,656
Swatch Group AG (The),
Registered 28 977
Swiss Life Holding AG,
Registered 153 153,047
Swiss Prime Site AG,
Registered 399 56,469
Swiss Re AG, Registered 955 171,708
Swisscom AG, Registered 160 107,088
Swissquote Group Holding SA,
Registered 122 62,800
Tecan Group AG, Class R 74 14,372
Temenos AG, Registered 38 2,728

Dimensional International Vector Equity ETF
continued
Shares Value†
SWITZERLAND — (Continued)
TX Group AG 76 $ 17,147
u-blox Holding AG 277 28,079
#UBS Group AG, ADR 3,683 111,337
Valiant Holding AG 681 100,772
Vaudoise Assurances Holding
SA 26 19,047
Vetropack Holding AG 294 10,197
Vontobel Holding AG, Class R 887 64,225
VP Bank AG, Class A 80 8,002
V-ZUG Holding AG 53 4,489
*Walliser Kantonalbank,
Registered 18 2,716
Zehnder Group AG,
Registered 412 27,475
Zug Estates Holding AG, Class
B 4 10,320
Zurich Insurance Group AG 195 138,203
TOTAL SWITZERLAND 5,892,446
UNITED KINGDOM — (10.3%)
4imprint Group PLC 328 14,896
Admiral Group PLC 1,382 60,141
ΩAirtel Africa PLC 12,940 29,642
AJ Bell PLC 3,616 20,344
Anglo American PLC 4,251 115,208
Antofagasta PLC 1,410 30,755
Ashtead Group PLC 3,616 192,713
Associated British Foods PLC 1,242 34,241
AstraZeneca PLC, Sponsored
ADR 2,007 144,082
ΩAuto Trader Group PLC 5,046 56,561
B&M European Value Retail
SA 5,734 25,765
Babcock International Group
PLC 3,943 42,344
Balfour Beatty PLC,
Registered 7,363 45,004
Barclays PLC 55,258 219,063
Barratt Redrow PLC,
Registered 6,540 40,690
Beazley PLC 10,923 129,047
Bellway PLC 773 27,692
Berkeley Group Holdings PLC,
Registered 773 43,055
BP PLC, Sponsored ADR 5,971 163,964
Breedon Group PLC 3,727 21,436
ΩBridgepoint Group PLC 1,242 4,436
#British American Tobacco
PLC, Sponsored ADR 2,554 111,227
BT Group PLC, Registered 83,504 193,850
Bunzl PLC 381 11,959
Burberry Group PLC 6,756 65,298
Centrica PLC 43,037 92,061
Coats Group PLC 20,108 19,445
Coca-Cola HBC AG 1,047 54,541
Compass Group PLC 3,504 117,850
Computacenter PLC 1,103 35,506
DCC PLC 1,019 66,502
Direct Line Insurance Group
PLC 20,499 77,487
Shares Value†
UNITED KINGDOM — (Continued)
Drax Group PLC 13,058 $ 107,615
Dunelm Group PLC 1,382 20,324
Energean PLC 2,233 26,307
Entain PLC, Class B 8,250 70,261
Experian PLC 2,460 122,068
*Frasers Group PLC 691 6,110
Fresnillo PLC 3,148 42,132
Games Workshop Group PLC 356 73,276
Glencore PLC 15,837 51,699
Grafton Group PLC, Class A 2,841 34,445
Grainger PLC 10,923 31,368
Greggs PLC 1,214 30,112
GSK PLC 1,184 23,461
#GSK PLC, Class B, ADR 5,423 216,107
Harbour Energy PLC 6,044 12,351
Hays PLC 25,573 24,457
*Hiscox, Ltd. 5,046 74,072
Howden Joinery Group PLC 5,653 58,065
HSBC Holdings PLC,
Registered 28,477 316,466
IG Group Holdings PLC 2,695 38,337
IMI PLC 3,092 73,018
Imperial Brands PLC 6,935 284,747
Inchcape PLC 4,858 43,572
International Workplace Group
PLC 8,110 20,030
Intertek Group PLC 1,242 76,046
ITV PLC 47,643 50,973
J Sainsbury PLC 15,146 53,975
JD Sports Fashion PLC 10,316 10,828
Johnson Matthey PLC 2,057 35,306
Kingfisher PLC 22,920 87,924
Lancashire Holdings, Ltd. 3,671 27,606
Legal & General Group PLC,
Class B 27,863 87,273
Lion Finance Group PLC 691 55,378
Lloyds Banking Group PLC 222,401 217,687
Man Group PLC 17,679 38,491
Marks & Spencer Group PLC 17,051 88,595
*Mitchells & Butlers PLC 4,634 15,319
Mitie Group PLC 17,631 33,959
NatWest Group PLC 27,507 175,696
Next PLC 663 109,191
OSB Group PLC 6,568 41,583
Pennon Group PLC 2,187 14,635
Persimmon PLC 3,336 57,704
Pets at Home Group PLC 6,896 21,793
Phoenix Group Holdings PLC,
Registered 5,409 43,168
*Playtech PLC, Registered,
Class A 1,570 15,938
Plus500, Ltd. 991 40,584
Premier Foods PLC 10,951 29,137
Prudential PLC, Sponsored
ADR 3,002 63,793
Reckitt Benckiser Group PLC 5,793 374,351
RELX PLC, Sponsored ADR 3,066 167,496
RHI Magnesita NV, Registered 251 10,443
Rightmove PLC 2,585 25,475

Dimensional International Vector Equity ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
#Rio Tinto PLC, Sponsored
ADR 2,540 $ 150,876
Sage Group PLC (The) 4,535 74,961
Serco Group PLC 16,500 37,841
Shell PLC, ADR 9,142 589,476
Smith & Nephew PLC 2,349 33,070
Softcat PLC, Class B 1,487 33,189
*SSE PLC 3,860 87,236
St. James's Place PLC 7,036 88,266
Standard Chartered PLC 7,391 106,225
Tate & Lyle PLC 5,381 40,106
Taylor Wimpey PLC 19,776 31,024
*TBC Bank Group PLC 790 49,911
Telecom Plus PLC, Class B 1,019 25,752
Tesco PLC 49,436 244,780
TP ICAP Group PLC, Class A 17,765 60,864
Travis Perkins PLC 3,176 23,714
Unilever PLC, Sponsored ADR 4,271 271,422
*Vistry Group PLC 3,843 32,297
Vodafone Group PLC 77,572 75,907
WH Smith PLC 1,878 22,689
Whitbread PLC 1,514 52,437
#WPP PLC, Sponsored ADR 1,346 51,902
TOTAL UNITED KINGDOM 8,361,497
UNITED STATES — (0.0%)
*Coeur Mining, Inc. 2,883 16,001
TOTAL UNITED STATES 16,001
TOTAL COMMON STOCKS 79,349,084
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG
8.520% 167 13,412
ΩDr. Ing. h.c. F. Porsche AG
5.240% 436 21,852
Shares Value†
GERMANY — (Continued)
Draegerwerk AG & Co. KGaA
3.020% 292 $ 19,783
*Einhell Germany AG, Class P
1.460% 49 3,687
FUCHS SE 2.520% 1,409 70,538
Henkel AG & Co. KGaA
2.980% 1,004 78,065
Jungheinrich AG 2.360% 791 28,630
Porsche Automobil Holding SE
7.080% 800 32,893
Sixt SE, Class A 6.710% 418 27,749
STO SE & Co. KGaA 0.250% 55 7,878
Volkswagen AG, Class A
9.490% 1,268 137,567
TOTAL GERMANY 442,054
TOTAL PREFERRED
STOCKS 442,054
RIGHTS/WARRANTS — (0.0%)
PORTUGAL — (0.0%)
#*EDP Renovaveis SA
5/8/2025 980 100
TOTAL PORTUGAL 100
SPAIN — (0.0%)
*Obrascon Huarte Lain SA
5/13/2025 12,384 66
TOTAL SPAIN 66
TOTAL RIGHTS/WARRANTS 166
TOTAL INVESTMENT SECURITIES — (98.0%)
(Cost $75,286,528) 79,791,304
SECURITIES LENDING COLLATERAL — ( 2.0% )
@§The DFA Short Term
Investment Fund 137,953 1,595,431
TOTAL INVESTMENTS — ( 100.0% )
(Cost $76,881,959) $ 81,386,735
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $1,654,759 which represented 2.1% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 4,918,607 $ — $ — $ 4,918,607
Austria .............................. 582,056 — — 582,056
Belgium ............................. 1,166,859 — — 1,166,859
Canada ............................. 9,129,558 — — 9,129,558
Denmark ............................ 2,156,928 — — 2,156,928
Finland .............................. 1,447,631 — — 1,447,631

Dimensional International Vector Equity ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
France .............................. $ 6,284,987 $ — $ — $ 6,284,987
Germany ............................ 6,789,337 — — 6,789,337
Hong Kong ........................... 1,292,153 718 — 1,292,871
Ireland .............................. 389,516 — — 389,516
Israel ............................... 575,717 — — 575,717
Italy ................................ 2,524,541 — — 2,524,541
Japan ............................... 18,770,388 — — 18,770,388
Netherlands .......................... 2,917,533 — — 2,917,533
New Zealand ......................... 194,174 — — 194,174
Norway .............................. 549,012 — — 549,012
Portugal ............................. 219,520 — — 219,520
Singapore ............................ 760,038 — — 760,038
South Africa .......................... 46,587 — — 46,587
Spain ............................... 2,018,269 — — 2,018,269
Sweden ............................. 2,345,011 — — 2,345,011
Switzerland ........................... 5,892,446 — — 5,892,446
United Kingdom ....................... 8,361,497 — — 8,361,497
United States ......................... 16,001 — — 16,001
Preferred Stocks
Germany ............................ 442,054 — — 442,054
Rights/Warrants
Portugal ............................. 100 — — 100
Spain ............................... 66 — — 66
Securities Lending Collateral ............... — 1,595,431 — 1,595,431
Total Investments ........................ $79,790,586 $1,596,149 $— $81,386,735
See accompanying Notes to Financial Statements.

Dimensional Emerging Core Equity Market ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (98.0%)
BRAZIL — (3.0%)
*Allianca Saude e
Participacoes SA 100 $ 103
Allos SA 271,077 1,017,963
Alupar Investimento SA 27,414 149,241
Ambev SA 392,600 1,010,383
Ambev SA, Sponsored ADR 1,206,467 3,052,362
*Ambipar Participacoes e
Empreendimentos S/A 36,988 797,071
Anima Holding SA, Class A 209,846 118,241
Armac Locacao Logistica E
Servicos SA 16,100 12,456
Atacadao SA 382,600 577,813
Auren Energia SA 128,167 202,164
*Automob Participacoes SA 208,464 9,942
Azzas 2154 SA, Class R 68,763 386,727
B3 SA - Brasil Bolsa Balcao 2,397,500 5,712,770
Banco ABC Brasil SA 48,747 186,846
ΩBanco BMG SA 45,300 30,486
Banco Bradesco SA 753,400 1,627,527
Banco Bradesco SA,
Sponsored ADR 338,100 831,726
Banco BTG Pactual SA 468,416 3,153,166
Banco do Brasil SA 891,167 4,553,902
Banco Santander Brasil SA 818,000 4,265,263
#Banco Santander Brasil SA,
Sponsored ADR 7,200 37,872
BB Seguridade Participacoes
SA, Class H 441,193 3,333,067
Bemobi Mobile Tech SA 44,600 148,971
Blau Farmaceutica SA 14,700 33,521
Boa Safra Sementes SA 42,954 78,375
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 37,577 140,580
#*Braskem SA, Class A,
Sponsored ADR 5,250 19,530
*Brava Energia 85,379 261,804
BRF SA, Class A 306,712 1,229,795
BRF SA, Sponsored ADR 10,800 42,768
Brisanet Servicos de
Telecomunicacoes SA 12,989 6,378
C&A MODAS SA 99,700 234,396
Caixa Seguridade
Participacoes S/A 110,400 319,028
Camil Alimentos SA 85,092 65,532
Centrais Eletricas Brasileiras
SA 444,462 3,450,402
#Centrais Eletricas Brasileiras
SA, Class H, Sponsored ADR 124,200 956,340
*Cia Brasileira de Aluminio 188,860 131,102
*Cia Brasileira de Distribuicao 265,193 198,143
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 137,600 2,768,090
Shares Value†
BRAZIL — (Continued)
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 93,240 $ 1,895,569
Cia de Saneamento de Minas
Gerais Copasa MG 120,700 457,097
Cia De Sanena Do Parana 558,900 3,033,701
Cia De Sanena Do Parana 400 435
Cia Energetica de Minas
Gerais 374 1,007
Cia Energetica de Minas
Gerais, Class B, Sponsored
ADR 418,570 791,097
Cia Paranaense de Energia
- Copel 84,952 156,657
#Cia Paranaense de Energia -
Copel, ADR 68,050 551,885
Cia Siderurgica Nacional SA 493,051 809,937
Cogna Educacao SA 1,179,878 537,691
Cosan SA, Class H 743,163 1,019,956
CPFL Energia SA, Class A 135,600 914,714
CSU Digital SA 100 303
Cury Construtora e
Incorporadora SA 99,600 484,682
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 189,992 831,932
ΩDesktop SA 24,346 39,692
Dexco SA 278,030 271,577
Dimed SA Distribuidora da
Medicamentos 73,200 118,694
Direcional Engenharia SA,
Class A 56,795 364,662
EcoRodovias Infraestrutura e
Logistica SA, Class A 169,704 198,139
Eletromidia SA 19,600 105,869
*Embraer SA 201,700 2,312,920
#*Embraer SA, Sponsored
ADR 84,075 3,862,406
Empreendimentos Pague
Menos S/A 158,553 92,420
Energisa S/A 266,175 2,159,904
*Eneva SA 439,111 1,047,866
Engie Brasil Energia SA 135,835 997,397
Equatorial Energia SA 707,104 4,597,537
Eternit SA 25,900 20,678
Even Construtora e
Incorporadora SA 89,575 90,977
Ez Tec Empreendimentos e
Participacoes SA 66,100 155,051
Fleury SA 146,316 335,720
Fras-Le SA 38,710 199,929
Gerdau SA, Sponsored ADR 718,887 1,876,295
ΩGPS Participacoes e
Empreendimentos SA 176,400 470,491
Grendene SA, Class A 133,668 131,274

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
BRAZIL — (Continued)
*Grupo Casas Bahia SA 12,292 $ 11,811
Grupo Mateus SA, Class B 137,600 187,148
Grupo SBF SA, Class B 93,100 174,478
Guararapes Confeccoes SA 68,374 98,309
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 3,202,577 1,312,392
*Hidrovias do Brasil SA 149,151 79,826
Hypera SA, Class A 180,200 767,730
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 28,100 70,233
Iochpe Maxion SA 100,649 219,026
Irani Papel e Embalagem SA,
Class A 75,200 106,662
*IRB-Brasil Resseguros SA 52,679 445,055
Isa Energia Brasil SA 140,900 597,059
#Itau Unibanco Holding SA,
Sponsored ADR 253,289 1,598,254
Jalles Machado SA 110,821 78,299
JBS S/A, Class A 498,288 3,879,700
JHSF Participacoes SA 333,345 302,056
JSL SA, Class A 77,430 92,182
Kepler Weber SA 99,300 131,549
Klabin SA 782,590 2,561,450
Lavvi Empreendimentos
Imobiliarios SA 51,610 95,172
Localiza Rent a Car SA 294,022 2,231,106
LOG Commercial Properties e
Participacoes SA 37,000 137,245
*Log-in Logistica Intermodal
SA 15,100 59,532
Lojas Quero-Quero SA 198,041 96,547
Lojas Renner SA, Class A 578,297 1,492,373
ΩLWSA SA 220,325 140,491
M Dias Branco SA, Class H 100 448
Magazine Luiza SA 53,333 87,799
Mahle Metal Leve SA 20,158 105,465
Marcopolo SA 240 231
Marfrig Global Foods SA 123,200 467,435
*Marisa Lojas SA 5,752 1,402
ΩMeliuz SA 6,095 6,912
Mills Locacao Servicos e
Logistica SA 78,088 140,137
*Minerva SA 67,103 70,050
Motiva Infraestrutura de
Mobilidade SA 624,000 1,482,460
Moura Dubeux Engenharia S/A 44,700 129,961
Movida Participacoes SA 110,549 138,054
*MRV Engenharia e
Participacoes SA 300,256 313,971
Multiplan Empreendimentos
Imobiliarios SA, Class A 61,828 281,106
*Natura & Co. Holding SA 703,291 1,181,386
Neoenergia SA 32,200 130,247
*Oceanpact Servicos
Maritimos SA, Class A 50,000 47,868
Odontoprev SA, Class A 186,924 352,625
*Oncoclinicas do Brasil
Servicos Medicos SA 117,000 125,031
Shares Value†
BRAZIL — (Continued)
*Orizon Valorizacao de
Residuos SA 29,029 $ 251,454
Petroleo Brasileiro SA 992,406 5,618,153
Petroleo Brasileiro SA,
Sponsored ADR 635,350 6,709,296
Petroleo Brasileiro SA,
Sponsored ADR 103,050 1,163,434
Petroreconcavo S/A 117,942 267,491
Plano & Plano
Desenvolvimento Imobiliario
SA 41,304 85,214
Porto Seguro SA, Class A 137,100 1,065,289
Positivo Tecnologia SA, Class
H 68,400 74,303
*PRIO SA 591,866 3,524,182
Raia Drogasil SA 840,435 2,945,249
ΩRede D'Or Sao Luiz SA 221,074 1,250,360
Romi SA, Class A 35,182 56,924
*Rumo SA 415,700 1,424,485
Santos Brasil Participacoes SA 208,300 498,177
Sao Martinho S/A, Class F 98,000 337,722
Sendas Distribuidora S/A 111,500 180,995
#Sendas Distribuidora S/A,
ADR 58,725 476,847
ΩSer Educacional SA 69,600 73,640
*Serena Energia SA, Class A 174,349 301,802
*SIMPAR SA 216,000 204,501
*SLC Agricola SA 83,154 290,673
Smartfit Escola de Ginastica e
Danca SA 129,812 560,622
Suzano SA 425,200 3,761,263
#Suzano SA, Class A,
Sponsored ADR 88,900 787,654
SYN prop e tech SA 20,100 17,965
Tegma Gestao Logistica SA 38,446 242,164
Telefonica Brasil SA 201,200 987,626
#Telefonica Brasil SA, ADR 131,275 1,274,680
TIM SA 464,563 1,554,999
TIM SA, ADR 22,780 379,971
TOTVS SA 88,613 588,833
Transmissora Alianca de
Energia Eletrica S/A 141,517 897,886
Tres Tentos Agroindustrial S/A 89,031 254,761
Trisul SA, Class A 50,960 62,649
Tupy SA 53,419 202,395
Ultrapar Participacoes SA 481,600 1,516,750
Ultrapar Participacoes SA,
Sponsored ADR 52,584 165,640
Vale SA, Class A 287,516 2,684,512
Vale SA, Class A, Sponsored
ADR 1,571,200 14,627,872
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 66,251 289,630
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 181,059 157,348
Vibra Energia SA, Class A 845,954 2,809,188
Vivara Participacoes SA 86,900 339,379

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
BRAZIL — (Continued)
Vulcabras SA 45,659 $ 135,492
WEG SA, Class A 674,600 5,319,204
Wilson Sons SA 23,100 69,895
Wiz Co. 52,254 55,102
XP, Inc. 3,333 54,039
YDUQS Participacoes SA 171,947 434,013
*Zamp SA, Class A 143,052 79,341
TOTAL BRAZIL 161,227,344
CHILE — (0.4%)
Aguas Andinas SA, Class A 442,552 161,906
Banco de Chile 4,969,225 722,203
Banco de Chile, Sponsored
ADR 96,368 2,844,783
Banco de Credito e
Inversiones SA 32,754 1,284,256
Banco Santander Chile 6,039,282 361,507
Banco Santander Chile,
Sponsored ADR 40,477 975,091
Besalco SA 31,632 24,309
BICECORP SA 1,667 455
*Camanchaca SA, Class A 2,668 111
*CAP SA 52,248 266,045
Cencosud SA 1,173,394 3,975,070
Cencosud Shopping SA 7,323 15,314
Cia Cervecerias Unidas SA 47,867 363,854
Colbun SA 2,355,148 364,424
Empresa Nacional de
Telecomunicaciones SA 38,806 111,175
Empresas CMPC SA 609,265 945,994
Empresas Copec SA 180,538 1,226,981
Empresas Lipigas SA 64 298
Enel Americas SA 2,893,757 281,324
Enel Chile SA 16,603,201 1,163,115
*Engie Energia Chile SA 221,356 259,450
Falabella SA, Class A 405,904 1,824,766
Forus SA, Class A 116 276
Instituto de Diagnostico SA 124 261
Inversiones Aguas
Metropolitanas SA 148,661 133,675
Inversiones La Construccion
SA 3,717 42,797
#Latam Airlines Group SA,
Class A, ADR 27,328 859,466
Latam Airlines Group SA,
Class H 36,273,190 567,000
Multiexport Foods SA 580 156
Parque Arauco SA 134,889 307,460
PAZ Corp. SA 400 220
Plaza SA 139,455 324,429
*Ripley Corp. SA, Class A 702,592 321,614
Salfacorp SA 89,256 63,129
Sigdo Koppers SA 4,830 5,598
SMU SA, Class A 1,511,960 293,251
Sociedad Matriz SAAM SA,
Class B 172,028 21,246
Sociedad Quimica y Minera de
Chile SA, Class B, Sponsored
ADR 51,151 1,749,364
Shares Value†
CHILE — (Continued)
*Socovesa SA 972 $ 72
SONDA SA 55,132 21,946
Vina Concha y Toro SA 220,529 270,701
TOTAL CHILE 22,155,092
CHINA — (27.4%)
360 Security Technology, Inc.,
Class A 120,700 169,769
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 95,800 200,077
Ω3SBio, Inc., Class A 2,453,500 3,784,010
*5I5J Holding Group Co., Ltd.,
Class A 176,400 76,641
AAC Technologies Holdings,
Inc. 681,000 3,262,428
Accelink Technologies Co.,
Ltd., Class A 32,600 191,435
*Addsino Co., Ltd., Class A 14,500 13,596
Advanced Fiber Resources
Zhuhai, Ltd. 3,500 19,436
Advanced Technology &
Materials Co., Ltd., Class A 44,300 68,278
*AECC Aero Science and
Technology Co., Ltd., Class A 21,700 73,366
AECC Aero-Engine Control
Co., Ltd., Class A 39,300 96,613
AECC Aviation Power Co.,
Ltd., Class A 66,000 297,641
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 39,100 55,049
Aerospace Intelligent
Manufacturing Technology
Co., Ltd., Class A 31,200 73,526
*Agile Group Holdings, Ltd. 484,000 28,398
Agricultural Bank of China,
Ltd., Class H 13,197,000 8,066,563
Aier Eye Hospital Group Co.,
Ltd., Class H 340,347 607,395
Ω*AInnovation Technology
Group Co., Ltd. 98,800 50,326
#*Air China, Ltd., Class H 1,614,000 963,650
Aisino Corp., Class A 66,700 75,566
ΩAK Medical Holdings, Ltd. 286,000 208,746
Ω*Akeso, Inc. 127,000 1,412,530
Alibaba Group Holding, Ltd.,
Class W 7,163,700 108,545,108
#Alibaba Group Holding, Ltd.,
Class W, Sponsored ADR 171,051 20,428,621
#*Alibaba Health Information
Technology, Ltd. 1,966,000 1,277,759
*Alibaba Pictures Group, Ltd. 8,740,000 574,800
Ω#A-Living Smart City
Services Co., Ltd., Class A 532,750 206,788
All Winner Technology Co.,
Ltd., Class A 15,990 88,291
Allmed Medical Products Co.,
Ltd., Class A 51,600 57,111
*Alpha Group, Class A 67,800 83,245

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Aluminum Corp. of China, Ltd.,
Class H 3,466,000 $ 1,863,801
*Amlogic Shanghai Co., Ltd.,
Class A 14,706 145,984
Amoy Diagnostics Co., Ltd.,
Class A 22,400 64,121
An Hui Wenergy Co., Ltd.,
Class A 84,600 85,261
*ANE Cayman, Inc. 300,500 320,468
*Angang Steel Co., Ltd., Class
H 420,000 79,616
Angel Yeast Co., Ltd., Class A 32,800 158,922
Ω#Angelalign Technology, Inc. 35,800 224,595
Anhui Anfu Battery Technology
Co., Ltd., Class A 15,300 55,704
Anhui Anke Biotechnology
Group Co., Ltd., Class H 69,300 77,750
Anhui Conch Cement Co.,
Ltd., Class A 888,500 2,509,207
Anhui Construction
Engineering Group Co., Ltd.,
Class H 91,600 57,933
Anhui Expressway Co., Ltd.,
Class A 276,000 417,130
Anhui Guangxin Agrochemical
Co., Ltd., Class A 39,036 57,965
Anhui Gujing Distillery Co.,
Ltd., Class A 14,500 327,731
Anhui Heli Co., Ltd., Class A 46,300 100,835
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 69,900 66,986
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 38,300 98,683
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 62,500 46,231
Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 44,300 221,951
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 135,040 99,332
Anhui Jinhe Industrial Co.,
Ltd., Class A 27,536 94,005
Anhui Kouzi Distillery Co., Ltd.,
Class A 33,900 165,976
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 64,500 45,316
*Anhui Tatfook Technology
Co., Ltd., Class A 37,600 57,642
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 50,860 57,900
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 65,400 76,251
Anhui Xinbo Aluminum Co.,
Ltd., Class A 22,100 58,371
Anhui Yingjia Distillery Co.,
Ltd., Class A 23,700 143,115
Shares Value†
CHINA — (Continued)
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 69,200 $ 172,496
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 4,573 116,130
Anjoy Foods Group Co., Ltd.,
Class A 13,700 143,721
Anker Innovations Technology
Co., Ltd., Class A 15,107 184,528
ANTA Sports Products, Ltd. 1,004,400 11,909,497
Anton Oilfield Services Group 4,000 495
Aoshikang Technology Co.,
Ltd., Class A 20,500 70,013
Aotecar New Energy
Technology Co., Ltd., Class A 159,000 62,304
Apeloa Pharmaceutical Co.,
Ltd., Class A 55,600 104,883
ApicHope Pharmaceutical
Group Co., Ltd., Class A 17,700 96,930
APT Medical, Inc., Class A 3,798 217,294
Arcsoft Corp., Ltd. 7,292 45,417
Arctech Solar Holding Co., Ltd. 5,956 38,243
Ω*Arrail Group, Ltd. 35,500 9,018
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 41,800 165,402
Ω#AsiaInfo Technologies, Ltd.,
Class R 222,000 267,670
*ASR Microelectronics Co.,
Ltd., Class A 3,159 41,735
Asymchem Laboratories
Tianjin Co., Ltd., Class A 3,500 39,460
Aurisco Pharmaceutical Co.,
Ltd., Class A 11,900 33,983
Autel Intelligent Technology
Corp., Ltd., Class A 22,215 127,306
Autobio Diagnostics Co., Ltd.,
Class A 27,000 142,959
Avary Holding Shenzhen Co.,
Ltd., Class A 68,300 268,291
AviChina Industry &
Technology Co., Ltd., Class A 2,635,000 1,209,666
*AVICOPTER PLC, Class A 21,500 104,763
Bafang Electric Suzhou Co.,
Ltd., Class A 15,276 56,330
ΩBAIC Motor Corp., Ltd.,
Class H 1,831,500 451,103
*Baidu, Inc. 1,123,300 12,522,636
Baiyin Nonferrous Group Co.,
Ltd., Class A 317,700 118,375
Bank of Beijing Co., Ltd.,
Class A 416,300 343,425
Bank of Changsha Co., Ltd.,
Class A 222,100 276,358
Bank of Chengdu Co., Ltd.,
Class H 126,700 295,794
Bank of China, Ltd., Class H 44,333,000 24,811,433
Bank of Chongqing Co., Ltd.,
Class H 268,500 261,412

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Bank of Communications Co.,
Ltd., Class H 3,655,000 $ 3,205,024
Bank of Guiyang Co., Ltd.,
Class A 161,036 127,754
Bank of Hangzhou Co., Ltd.,
Class A 197,500 399,171
Bank of Jiangsu Co., Ltd.,
Class A 631,660 882,372
Bank of Nanjing Co., Ltd.,
Class A 289,280 414,439
Bank of Ningbo Co., Ltd.,
Class H 206,170 677,482
Bank of Shanghai Co., Ltd.,
Class A 275,400 393,039
Bank of Suzhou Co., Ltd.,
Class A 203,860 225,353
Bank of Xi'an Co., Ltd., Class
H 89,100 42,387
*Baoding Tianwei Baobian
Electric Co., Ltd. 50,600 52,178
Baoji Titanium Industry Co.,
Ltd., Class A 8,900 35,707
Baoshan Iron & Steel Co., Ltd.,
Class A 1,025,200 964,138
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 90,400 55,559
Baowu Magnesium
Technology Co., Ltd., Class A 13,440 22,101
Baoxiniao Holding Co., Ltd.,
Class H 136,100 71,482
*Baozun, Inc., Class A 6,200 5,189
*Baozun, Inc., Class A,
Sponsored ADR 42,383 110,620
Bear Electric Appliance Co.,
Ltd., Class A 10,900 67,889
Befar Group Co., Ltd., Class A 122,800 68,886
Beibuwan Port Co., Ltd., Class
A 54,800 63,667
*BeiGene, Ltd. 168,700 3,437,219
*BeiGene, Ltd., Class A,
Sponsored ADR 4,678 1,215,391
*Beijing Aosaikang
Pharmaceutical Co., Ltd.,
Class A 14,200 36,685
Beijing Balance Medical
Technology Co., Ltd., Class A 2,405 37,035
Beijing BDStar Navigation Co.,
Ltd., Class A 20,000 70,258
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 16,300 58,695
*Beijing Capital Development
Co., Ltd., Class A 195,000 63,541
Shares Value†
CHINA — (Continued)
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class H 390,500 $ 169,661
*Beijing Capital International
Airport Co., Ltd., Class A 1,454,000 524,998
Beijing Changjiu Logistics
Corp., Class H 42,100 43,123
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class A 42,250 50,833
*Beijing Compass Technology
Development Co., Ltd., Class
A 13,485 109,038
*Beijing Cuiwei Tower Co.,
Ltd., Class A 52,100 60,386
Beijing Dabeinong Technology
Group Co., Ltd., Class A 135,450 75,983
Beijing Dahao Technology
Corp., Ltd., Class A 25,600 46,672
Beijing Easpring Material
Technology Co., Ltd., Class A 23,400 121,839
Beijing eGOVA Co., Ltd.,
Class A 11,200 25,008
*Beijing E-Hualu Information
Technology Co., Ltd., Class A 17,100 52,194
*Beijing Energy International
Holding Co., Ltd., Class A 75,400 9,820
Beijing Enlight Media Co., Ltd.,
Class A 64,400 170,713
Beijing Enterprises Holdings,
Ltd. 445,500 1,809,644
Beijing Enterprises Water
Group, Ltd. 2,860,000 903,581
*Beijing Fengjing Automotive
Parts Co., Ltd., Class A 105,500 52,074
Beijing Forever Technology
Co., Ltd., Class A 33,200 26,338
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 70,600 52,417
*Beijing Global Safety
Technology Co., Ltd., Class A 14,100 39,277
*Beijing Haixin Energy
Technology Co., Ltd., Class A 117,300 46,932
Beijing Haohua Energy
Resource Co., Ltd., Class A 71,000 70,481
*Beijing Jetsen Technology
Co., Ltd., Class H 139,100 101,171
Beijing Jingneng Clean Energy
Co., Ltd., Class A 1,072,000 330,391
Beijing Jingyuntong
Technology Co., Ltd., Class A 182,500 59,719
Beijing Kingsoft Office
Software, Inc., Class A 2,000 80,622
*Beijing Leike Defense
Technology Co., Ltd., Class A 65,700 38,843
Beijing New Building Materials
PLC, Class H 55,600 214,199
Beijing North Star Co., Ltd.,
Class A 392,000 34,879

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Beijing Originwater Technology
Co., Ltd., Class A 134,279 $ 81,787
Beijing Relpow Technology
Co., Ltd., Class A 35,300 68,191
Beijing Roborock Technology
Co., Ltd., Class A 6,175 164,266
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 11,200 26,455
Beijing Sanyuan Foods Co.,
Ltd., Class A 114,100 68,399
Beijing Science Sun
Pharmaceutical Co., Ltd.,
Class A 4,300 4,795
Beijing Shiji Information
Technology Co., Ltd., Class A 28,854 33,047
Beijing Shougang Co., Ltd.,
Class A 262,000 130,042
*Beijing Shunxin Agriculture
Co., Ltd., Class A 28,200 61,765
*Beijing Sifang Automation
Co., Ltd., Class A 19,800 47,015
Beijing Sinnet Technology Co.,
Ltd., Class H 72,800 144,335
Beijing SL Pharmaceutical Co.,
Ltd., Class A 50,300 44,469
*Beijing Sojo Electric Co., Ltd.,
Class A 56,200 49,066
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 81,300 39,570
Beijing Strong Biotechnologies,
Inc., Class A 28,000 53,896
*Beijing Teamsun Technology
Co., Ltd., Class A 71,200 88,985
*Beijing Thunisoft Corp., Ltd.,
Class A 61,300 67,088
Beijing Tiantan Biological
Products Corp., Ltd., Class A 81,564 214,081
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd.,
Class A 165,000 179,369
Beijing Tong Ren Tang Co.,
Ltd., Class A 36,700 183,924
*Beijing Tongtech Co., Ltd.,
Class A 22,300 12,755
Beijing Ultrapower Software
Co., Ltd., Class H 106,700 160,640
Beijing United Information
Technology Co., Ltd., Class A 37,800 122,757
Beijing Wandong Medical
Technology Co., Ltd., Class A 13,200 31,851
Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 16,060 144,432
*Beijing Watertek Information
Technology Co., Ltd., Class A 112,700 56,558
Beijing Yanjing Brewery Co.,
Ltd., Class A 96,700 172,707
Shares Value†
CHINA — (Continued)
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 13,500 $ 96,723
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 11,630 16,790
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 2,282,700 1,823,473
*Beiqi Foton Motor Co., Ltd.,
Class A 414,800 149,422
Bestore Co., Ltd., Class A 26,800 43,517
Bestsun Energy Co., Ltd.,
Class A 200 93
*Bestway Marine & Energy
Technology Co., Ltd., Class R 84,900 68,637
Bethel Automotive Safety
Systems Co., Ltd., Class A 21,420 169,694
Betta Pharmaceuticals Co.,
Ltd., Class A 14,300 99,407
Beyondsoft Corp., Class A 19,800 35,799
BGI Genomics Co., Ltd., Class
A 14,118 93,697
Biem.L.Fdlkk Garment Co.,
Ltd., Class Z 25,200 57,099
*Bilibili, Inc., Class Z 113,500 2,000,780
#*Bilibili, Inc., Class Z,
Sponsored ADR 4,360 76,300
Binjiang Service Group Co.,
Ltd. 21,000 72,575
Black Peony Group Co., Ltd.,
Class A 66,900 47,922
Bloomage Biotechnology
Corp., Ltd., Class A 17,981 120,744
Ω#Blue Moon Group Holdings,
Ltd., Class A 146,500 72,167
*Blue Sail Medical Co., Ltd.,
Class A 49,355 34,269
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 93,800 110,395
Bluestar Adisseo Co., Class A 49,500 65,404
ΩBOC Aviation, Ltd., Class A 210,100 1,578,182
BOC International China Co.,
Ltd., Class A 101,400 137,604
BOE Technology Group Co.,
Ltd., Class A 1,991,300 1,051,338
BOE Varitronix, Ltd., Class A 271,000 190,459
*Bohai Leasing Co., Ltd.,
Class A 372,900 162,015
Bomin Electronics Co., Ltd. 43,900 45,209
Bosideng International
Holdings, Ltd. 3,454,000 1,790,537
BOTH Engineering Technology
Co., Ltd. 32,300 47,252
Bright Dairy & Food Co., Ltd.,
Class A 68,400 77,680
Bright Real Estate Group Co.,
Ltd., Class A 200 90
BrightGene Bio-Medical
Technology Co., Ltd., Class A 17,416 116,303

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Broadex Technologies Co.,
Ltd., Class A 3,900 $ 24,532
Bros Eastern Co., Ltd., Class A 32,600 22,187
B-Soft Co., Ltd., Class A 117,080 91,755
BTG Hotels Group Co., Ltd.,
Class A 58,500 115,179
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 41,500 56,089
BYD Co., Ltd. 613,500 29,287,748
BYD Electronic International
Co., Ltd., Class A 590,000 2,457,477
By-health Co., Ltd., Class A 47,200 71,320
*C&D International Investment
Group, Ltd., Class A 405,104 847,330
C&S Paper Co., Ltd., Class A 35,400 32,123
Caitong Securities Co., Ltd.,
Class A 136,590 136,905
Camel Group Co., Ltd., Class
A 57,500 66,329
Cangzhou Dahua Co., Ltd.,
Class A 34,300 48,197
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 82,000 38,896
Canmax Technologies Co.,
Ltd., Class A 33,170 81,452
Canny Elevator Co., Ltd.,
Class A 53,900 53,506
*Capital Environment Holdings,
Ltd. 8,000 78
Castech, Inc., Class A 16,060 76,356
CCCC Design & Consulting
Group Co., Ltd., Class A 73,200 78,502
CCS Supply Chain
Management Co., Ltd., Class
A 52,800 30,998
CECEP Solar Energy Co.,
Ltd., Class A 151,800 89,955
*CECEP Techand Ecology &
Environment Co., Ltd., Class A 200 49
CECEP Wind-Power Corp.,
Class A 338,380 133,525
Center International Group
Co., Ltd., Class A 18,800 25,616
Central China Securities Co.,
Ltd., Class H 607,000 111,933
*CETC Chips Technology,
Inc., Class A 29,400 48,507
CETC Cyberspace Security
Technology Co., Ltd., Class A 16,100 33,359
CETC Digital Technology Co.,
Ltd., Class A 22,200 73,530
CETC Potevio
Science&Technology Co., Ltd.,
Class A 35,300 99,787
CGN Mining Co., Ltd. 780,000 144,841
#CGN New Energy Holdings
Co., Ltd., Class A 1,268,000 372,811
Shares Value†
CHINA — (Continued)
*CGN Nuclear Technology
Development Co., Ltd., Class
H 50,400 $ 48,438
ΩCGN Power Co., Ltd., Class
F 7,679,000 2,445,888
Changchun Faway Automobile
Components Co., Ltd., Class A 39,600 51,234
*Changchun High-Tech
Industry Group Co., Ltd., Class
A 16,500 199,410
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 141,900 62,042
Changjiang Securities Co.,
Ltd., Class A 51,900 45,812
Changshu Fengfan Power
Equipment Co., Ltd., Class A 70,100 39,902
*ChangYuan Technology
Group, Ltd., Class A 52,300 24,736
Changzheng Engineering
Technology Co., Ltd., Class A 10,100 23,260
Changzhou Qianhong
Biopharma Co., Ltd., Class A 71,700 59,937
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 11,100 202,368
Chaozhou Three-Circle Group
Co., Ltd., Class A 41,300 194,825
Cheng De Lolo Co., Ltd.,
Class A 68,000 87,604
Chengdu ALD Aviation
Manufacturing Corp., Class A 13,100 31,790
Chengdu B-Ray Media Co.,
Ltd., Class A 39,300 24,045
*Chengdu CORPRO
Technology Co., Ltd., Class A 27,000 60,510
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 17,600 31,797
Chengdu Galaxy Magnets Co.,
Ltd., Class A 15,800 53,310
*Chengdu Guibao Science &
Technology Co., Ltd., Class A 20,000 50,624
Chengdu Guoguang Electric
Co., Ltd., Class A 5,733 65,936
Chengdu Hongqi Chain Co.,
Ltd., Class A 99,300 77,821
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 41,700 160,019
Chengdu Kanghua Biological
Products Co., Ltd., Class A 8,700 60,215
Chengdu Leejun Industrial Co.,
Ltd., Class A 49,200 44,308
Chengdu Wintrue Holding Co.,
Ltd., Class A 87,000 99,641
Chengdu Xingrong
Environment Co., Ltd., Class A 100,900 98,359
Chenguang Biotech Group
Co., Ltd., Class A 32,700 48,511

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
*Chengxin Lithium Group Co.,
Ltd., Class A 36,200 $ 55,794
Chengzhi Co., Ltd., Class A 55,500 57,612
Chervon Holdings, Ltd. 95,100 159,426
Chifeng Jilong Gold Mining
Co., Ltd., Class A 106,400 384,305
*China Aerospace International
Holdings, Ltd. 4,000 199
China Aircraft Leasing Group
Holdings, Ltd. 31,000 16,470
China Animal Husbandry
Industry Co., Ltd., Class A 12,300 11,280
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 53,800 140,321
China Baoan Group Co., Ltd.,
Class A 77,500 82,474
Ω*China Bohai Bank Co., Ltd.,
Class A 302,500 35,498
China CAMC Engineering Co.,
Ltd., Class A 63,400 69,125
China Chunlai Education
Group Co., Ltd., Class H 53,000 28,774
#China Cinda Asset
Management Co., Ltd., Class
H 8,529,000 1,088,851
China CITIC Bank Corp., Ltd.,
Class H 7,871,000 6,221,934
China Coal Energy Co., Ltd.,
Class A 2,378,000 2,456,289
China Coal Xinji Energy Co.,
Ltd., Class H 156,900 144,319
China Communications
Services Corp., Ltd., Class H 1,932,000 1,009,014
China Conch Venture
Holdings, Ltd., Class H 1,318,500 1,358,507
China Construction Bank
Corp., Class H 58,862,000 48,427,349
China CSSC Holdings, Ltd.,
Class A 107,700 433,572
China CYTS Tours Holding
Co., Ltd., Class H 28,000 37,381
#China Datang Corp
Renewable Power Co., Ltd.,
Class A 1,933,000 540,912
China Design Group Co., Ltd.,
Class A 62,000 63,678
#*<China Dili Group 76,000 1,213
Ω#China East Education
Holdings, Ltd., Class H 482,500 366,478
*China Eastern Airlines Corp.,
Ltd., Class H 1,178,000 352,426
*China Education Group
Holdings, Ltd., Class H 782,647 246,258
China Electronics Huada
Technology Co., Ltd., Class H 350,000 62,736
China Energy Engineering
Corp., Ltd., Class A 1,080,000 137,878
China Energy Engineering
Corp., Ltd., Class H 2,216 670
Shares Value†
CHINA — (Continued)
China Everbright Bank Co.,
Ltd., Class H 1,044,000 $ 453,696
China Everbright Environment
Group, Ltd., Class A 2,477,000 1,146,715
*China Express Airlines Co.,
Ltd., Class A 48,900 48,946
ΩChina Feihe, Ltd., Class A 3,425,000 2,597,006
China Film Co., Ltd., Class A 60,500 84,763
*China First Heavy Industries
Co., Ltd., Class A 165,500 58,707
China Foods, Ltd., Class H 88,000 35,179
China Galaxy Securities Co.,
Ltd., Class H 3,008,500 2,731,226
*China Gas Holdings, Ltd. 2,190,616 1,983,071
*China Glass Holdings, Ltd. 2,000 61
China Gold International
Resources Corp., Ltd., Class A 218,700 1,380,500
China Great Wall Securities
Co., Ltd., Class A 30,000 31,884
*China Greatwall Technology
Group Co., Ltd., Class A 72,400 146,030
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 92,600 109,110
China Hainan Rubber Industry
Group Co., Ltd., Class A 37,800 23,387
China Haisum Engineering
Co., Ltd. 33,200 43,730
China Hanking Holdings, Ltd.,
Class A 153,000 21,703
China Harmony Auto Holding,
Ltd., Class A 109,500 9,037
*China High Speed Railway
Technology Co., Ltd., Class A 133,100 49,227
China Hongqiao Group, Ltd.,
Class H 2,745,193 4,941,893
ΩChina International Capital
Corp., Ltd., Class H 1,018,000 1,751,212
China International Marine
Containers Group Co., Ltd.,
Class A 110,600 69,885
*China Jinmao Holdings
Group, Ltd., Class A 4,577,807 678,876
China Jushi Co., Ltd., Class A 151,609 244,510
China Kepei Education Group,
Ltd., Class A 394,000 67,066
China Kings Resources Group
Co., Ltd., Class A 19,992 62,753
China Leadshine Technology
Co., Ltd., Class A 15,200 99,833
China Lesso Group Holdings,
Ltd., Class H 1,209,000 643,890
China Life Insurance Co., Ltd.,
Class H 3,227,000 5,909,113
China Lilang, Ltd. 237,000 114,302
Ω*China Literature, Ltd., Class
H 301,400 1,047,459
China Longyuan Power Group
Corp., Ltd., Class H 1,983,000 1,570,096

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
*China Maple Leaf Educational
Systems, Ltd. 4,000 $ 181
China Medical System
Holdings, Ltd., Class A 879,000 940,810
China Meheco Group Co.,
Ltd., Class A 68,320 95,249
China Meidong Auto Holdings,
Ltd. 426,000 113,714
China Mengniu Dairy Co., Ltd.,
Class H 2,283,000 5,717,289
China Merchants Bank Co.,
Ltd., Class A 2,498,500 13,677,038
China Merchants Energy
Shipping Co., Ltd., Class A 335,000 269,448
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 101,800 179,576
China Merchants Port Holdings
Co., Ltd., Class A 1,178,254 1,917,491
China Merchants Property
Operation & Service Co., Ltd.,
Class H 46,600 75,540
ΩChina Merchants Securities
Co., Ltd., Class A 329,600 500,688
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 245,500 308,850
China Minsheng Banking
Corp., Ltd., Class H 5,755,000 2,701,355
China Modern Dairy Holdings,
Ltd. 538,000 70,765
China National Accord
Medicines Corp., Ltd., Class H 24,800 83,608
China National Building
Material Co., Ltd., Class A 1,835,028 892,111
China National Chemical
Engineering Co., Ltd., Class A 102,600 106,505
China National Electric
Apparatus Research Institute
Co., Ltd., Class A 13,910 45,862
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 76,100 86,111
China National Medicines
Corp., Ltd., Class A 27,400 109,213
China National Nuclear Power
Co., Ltd., Class A 899,800 1,141,884
*China National Software &
Service Co., Ltd., Class A 16,700 104,197
ΩChina New Higher Education
Group, Ltd., Class A 582,756 63,125
*China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 84,300 53,548
China Nonferrous Mining
Corp., Ltd., Class A 1,164,000 771,527
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class H 91,300 292,358
Shares Value†
CHINA — (Continued)
*China Oil & Gas Group, Ltd.,
Class H 460,000 $ 8,364
China Oilfield Services, Ltd.,
Class H 1,540,000 1,205,437
China Overseas Grand
Oceans Group, Ltd. 1,327,879 294,525
China Overseas Land &
Investment, Ltd., Class H 3,063,000 5,458,710
China Overseas Property
Holdings, Ltd., Class H 870,000 604,704
China Pacific Insurance Group
Co., Ltd., Class H 2,319,800 6,312,015
China Petroleum & Chemical
Corp., Class A 17,684,000 9,053,281
#China Power International
Development, Ltd., Class A 3,437,000 1,351,806
China Publishing & Media Co.,
Ltd., Class H 28,400 24,756
China Qinfa Group, Ltd., Class
H 336,000 47,228
China Railway Group, Ltd.,
Class A 3,790,000 1,632,378
China Railway Hi-tech Industry
Co., Ltd., Class A 89,200 89,529
China Railway Materials Co.,
Ltd., Class H 139,200 47,847
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class A 1,022,000 411,188
China Railway Tielong
Container Logistics Co., Ltd.,
Class H 77,900 60,300
China Rare Earth Resources
And Technology Co., Ltd.,
Class H 20,100 86,279
China Reinsurance Group
Corp., Class H 1,434,000 166,428
China Resource and
Environment Co., Ltd. 32,600 19,856
China Resources Beer
Holdings Co., Ltd., Class A 1,275,000 4,505,010
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 10,000 36,504
China Resources Building
Materials Technology
Holdings, Ltd., Class A 2,340,000 494,874
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 48,200 124,987
China Resources Gas Group,
Ltd. 780,500 2,184,075
China Resources Land, Ltd. 2,476,000 8,381,369
#China Resources Medical
Holdings Co., Ltd., Class A 709,000 334,628
China Resources
Microelectronics, Ltd., Class A 36,176 229,146
ΩChina Resources Mixc
Lifestyle Services, Ltd., Class
H 565,400 2,719,566

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
ΩChina Resources
Pharmaceutical Group, Ltd. 2,830,000 $ 1,788,206
China Resources Power
Holdings Co., Ltd., Class A 1,390,000 3,359,073
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 41,186 232,850
#China Risun Group, Ltd. 911,000 294,868
*China Ruifeng Renewable
Energy Holdings, Ltd. 800 52
#*China Ruyi Holdings, Ltd. 4,428,000 1,164,858
*China Sanjiang Fine
Chemicals Co., Ltd., Class A 83,000 19,159
China Science Publishing &
Media, Ltd., Class H 12,100 30,777
China Shenhua Energy Co.,
Ltd., Class A 2,224,500 8,376,262
*China Southern Airlines Co.,
Ltd., Class A 1,372,000 566,160
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 37,300 22,052
China Southern Power Grid
Technology Co., Ltd., Class A 5,329 21,021
China State Construction
Development Holdings, Ltd.,
Class A 48,000 10,151
China State Construction
Engineering Corp., Ltd., Class
A 1,770,000 1,340,909
China State Construction
International Holdings, Ltd. 1,990,000 2,930,584
#*China Sunshine Paper
Holdings Co., Ltd., Class H 97,000 24,267
#China Suntien Green Energy
Corp., Ltd., Class H 1,231,000 658,781
China Taiping Insurance
Holdings Co., Ltd., Class A 1,452,400 2,015,271
China Testing & Certification
International Group Co., Ltd.,
Class A 50,774 43,212
China Tianying, Inc., Class H 148,500 86,162
#China Tobacco International
HK Co., Ltd., Class H 157,000 506,145
Ω#China Tourism Group Duty
Free Corp., Ltd., Class A 69,200 471,613
China Tourism Group Duty
Free Corp., Ltd., Class H 1,400 12,204
Ω*China Tower Corp., Ltd.,
Class A 4,695,200 6,805,427
#*China Traditional Chinese
Medicine Holdings Co., Ltd.,
Class A 2,462,000 641,319
China TransInfo Technology
Co., Ltd., Class A 60,100 75,526
China Travel International
Investment Hong Kong, Ltd.,
Class A 934,000 121,648
China Tungsten And Hightech
Materials Co., Ltd., Class H 59,840 78,572
Shares Value†
CHINA — (Continued)
#*China Vanke Co., Ltd.,
Class A 1,398,319 $ 964,706
China Wafer Level CSP Co.,
Ltd., Class A 16,100 63,420
#China Water Affairs Group,
Ltd., Class A 392,000 301,783
China West Construction
Group Co., Ltd., Class A 67,300 52,558
China World Trade Center Co.,
Ltd., Class A 27,800 83,325
China XD Electric Co., Ltd.,
Class A 161,100 137,550
China XLX Fertiliser, Ltd.,
Class A 452,000 259,961
China Yangtze Power Co.,
Ltd., Class A 956,607 3,879,985
China Yongda Automobiles
Services Holdings, Ltd. 838,500 268,157
Ω*China Youran Dairy Group,
Ltd., Class A 796,000 243,274
Ω*China Yuhua Education
Corp., Ltd., Class A 628,000 24,295
China Zhenhua Group Science
& Technology Co., Ltd., Class
H 18,900 132,839
China Zheshang Bank Co.,
Ltd., Class A 1,383,900 467,564
*China Zhonghua
Geotechnical Engineering
Group Co., Ltd., Class A 62,300 26,040
*<China Zhongwang Holdings,
Ltd. 250,000 –
Chinasoft International, Ltd. 2,120,000 1,353,244
Chongqing Brewery Co., Ltd.,
Class A 22,600 179,509
Chongqing Changan
Automobile Co., Ltd., Class A 227,400 383,002
Chongqing Chuanyi
Automation Co., Ltd., Class A 10,900 30,543
Chongqing Department Store
Co., Ltd., Class A 23,900 104,332
*<Chongqing Dima Industry
Co., Ltd., Class A 400 47
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 100,133 130,377
Chongqing Fuling Zhacai
Group Co., Ltd., Class H 29,500 53,174
Chongqing Gas Group Corp.,
Ltd., Class H 45,200 33,932
Chongqing Machinery &
Electric Co., Ltd., Class A 2,000 237
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 12,400 24,073
Chongqing Port Co., Ltd.,
Class A 107,600 78,704
*Chongqing Qianli Technology
Co Ltd, Class A 48,800 59,447

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Chongqing Road & Bridge Co.,
Ltd., Class H 93,600 $ 68,335
Chongqing Rural Commercial
Bank Co., Ltd., Class A 1,905,000 1,461,662
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 89,900 101,356
Chongqing Taiji Industry Group
Co., Ltd., Class A 24,100 68,226
Chongqing Zhifei Biological
Products Co., Ltd., Class A 78,650 203,730
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 56,100 162,287
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 53,820 49,060
#Chow Tai Fook Jewellery
Group, Ltd., Class A 1,078,200 1,443,217
Chow Tai Seng Jewellery Co.,
Ltd., Class A 55,700 99,787
CIG Shanghai Co., Ltd. 10,000 46,458
CIMC Enric Holdings, Ltd. 434,000 340,833
*Cinda Real Estate Co., Ltd.,
Class A 200 117
Cisen Pharmaceutical Co.,
Ltd., Class A 27,300 50,372
*CITIC Heavy Industries Co.,
Ltd., Class H 73,600 44,222
CITIC Securities Co., Ltd.,
Class H 1,187,125 2,948,409
CITIC, Ltd. 4,676,000 5,710,307
City Development Environment
Co., Ltd., Class A 46,500 85,990
#*Citychamp Watch &
Jewellery Group, Ltd. 128,000 7,593
*CMGE Technology Group,
Ltd., Class H 834,000 36,029
CMOC Group, Ltd., Class A 3,018,000 2,374,018
CMST Development Co., Ltd.,
Class A 95,900 77,662
CNGR Advanced Material Co.,
Ltd., Class A 32,220 139,810
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 154,500 86,669
CNOOC Energy Technology &
Services, Ltd., Class A 364,300 198,849
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 76,960 74,175
*COFCO Biotechnology Co.,
Ltd., Class A 38,600 29,030
COFCO Capital Holdings Co.,
Ltd., Class A 3,200 5,231
#*COFCO Joycome Foods,
Ltd., Class A 1,943,000 365,814
COFCO Sugar Holding Co.,
Ltd., Class A 103,000 131,561
*COL Group Co., Ltd., Class A 13,000 38,822
*Comba Telecom Systems
Holdings, Ltd. 722,000 135,933
Shares Value†
CHINA — (Continued)
Concord New Energy Group,
Ltd. 3,960,000 $ 240,009
Contec Medical Systems Co.,
Ltd., Class A 21,200 39,641
Contemporary Amperex
Technology Co., Ltd., Class A 173,060 5,508,358
Continental Aerospace
Technologies Holding, Ltd. 524,000 7,298
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
A 956,000 759,405
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 111,000 89,585
COSCO SHIPPING
Technology Co., Ltd. 23,000 44,905
*CPT Technology Group Co.,
Ltd., Class A 37,400 22,368
CQ Pharmaceutical Holding
Co., Ltd., Class A 92,200 61,609
CRRC Corp., Ltd., Class A 3,297,000 2,032,272
Crystal Clear Electronic
Material Co., Ltd., Class A 26,800 31,836
Ω#CSC Financial Co., Ltd.,
Class A 479,000 542,332
CSG Holding Co., Ltd., Class
A 93,700 61,065
*CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 28,100 161,919
CSPC Pharmaceutical Group,
Ltd., Class A 7,426,000 5,870,166
CSSC Science & Technology
Co., Ltd., Class A 22,200 35,651
CTS International Logistics
Corp., Ltd., Class A 71,400 60,079
Cybrid Technologies, Inc. 15,700 20,010
Daan Gene Co., Ltd., Class A 32,560 25,204
*Dada Nexus, Ltd., ADR 9,200 17,572
Dajin Heavy Industry Co., Ltd.,
Class A 3,500 13,272
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 94,600 77,780
#Dalipal Holdings, Ltd. 286,000 305,005
Daqin Railway Co., Ltd., Class
A 651,100 580,988
Dashang Co., Ltd., Class A 20,240 69,654
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 69,066 179,664
#Datang International Power
Generation Co., Ltd., Class H 1,960,000 467,587
*Datang Telecom Technology
Co., Ltd. 27,600 29,903
DBG Technology Co., Ltd.,
Class A 27,000 91,619
DeHua TB New Decoration
Materials Co., Ltd., Class A 46,400 65,837
Deppon Logistics Co., Ltd.,
Class A 31,200 55,552
*Dezhan Healthcare Co., Ltd. 67,100 27,400

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
DHC Software Co., Ltd., Class
F 115,800 $ 156,030
Dian Diagnostics Group Co.,
Ltd., Class A 30,300 58,449
Digital China Group Co., Ltd.,
Class A 30,500 170,884
Digital China Information
Service Group Co., Ltd., Class
A 50,500 74,293
Dirui Industrial Co., Ltd., Class
A 9,500 16,980
Do-Fluoride New Materials
Co., Ltd., Class A 44,380 70,904
Dong-E-E-Jiao Co., Ltd., Class
H 50,400 377,037
Dongfang Electric Corp., Ltd.,
Class A 153,400 209,684
Dongfang Electronics Co.,
Ltd., Class A 71,500 93,784
DongFeng Automobile Co.,
Ltd., Class A 28,200 27,218
Dongfeng Electronic
Technology Co., Ltd., Class A 30,800 56,322
Dongguan Aohai Technology
Co., Ltd., Class A 11,800 60,158
Dongguan Development
Holdings Co., Ltd., Class A 50,900 71,942
Dongguan Yutong Optical
Technology Co., Ltd. 12,800 37,750
Donghua Testing Technology
Co., Ltd., Class H 7,800 43,927
*Dongjiang Environmental Co.,
Ltd., Class H 400 92
Dongxing Securities Co., Ltd.,
Class A 124,300 171,756
#Dongyue Group, Ltd. 1,309,000 1,547,904
Double Medical Technology,
Inc. 4,800 24,392
*Dpc Dash, Ltd. 8,500 108,022
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 205,000 115,788
Eaglerise Electric & Electronic
China Co., Ltd., Class A 14,600 30,873
East Money Information Co.,
Ltd., Class A 537,899 1,521,281
Eastcompeace Technology
Co., Ltd., Class A 35,810 48,202
Eastern Communications Co.,
Ltd., Class A 27,800 38,796
Easyhome New Retail Group
Co., Ltd., Class A 161,800 73,634
#E-Commodities Holdings, Ltd. 1,064,000 112,510
Ecovacs Robotics Co., Ltd.,
Class A 20,900 147,989
Edan Instruments, Inc., Class
A 25,000 40,147
Edifier Technology Co., Ltd.,
Class A 35,200 62,964
Shares Value†
CHINA — (Continued)
*Edvantage Group Holdings,
Ltd. 49,740 $ 8,980
#EEKA Fashion Holdings, Ltd. 207,500 200,685
*EFORT Intelligent Robot Co
Ltd 8,692 28,849
Electric Connector Technology
Co., Ltd., Class A 15,900 104,452
*<Elion Energy Co., Ltd., Class
A 195,190 7,783
ENN Energy Holdings, Ltd.,
Class A 528,100 4,191,594
ENN Natural Gas Co., Ltd.,
Class A 69,000 187,461
Eoptolink Technology, Inc.,
Ltd., Class A 28,540 352,336
Era Co., Ltd., Class A 101,100 55,323
Espressif Systems Shanghai
Co., Ltd. 2,992 89,679
Essex Bio-technology, Ltd. 1,000 578
Estun Automation Co., Ltd.,
Class A 6,300 17,324
Eternal Asia Supply Chain
Management, Ltd., Class A 87,100 58,321
EVA Precision Industrial
Holdings, Ltd., Class A 2,000 191
Eve Energy Co., Ltd., Class A 35,000 197,685
Ever Sunshine Services
Group, Ltd. 436,000 106,826
*Everbright Jiabao Co., Ltd.,
Class H 200 76
ΩEverbright Securities Co.,
Ltd., Class H 137,200 119,601
Ω#*Everest Medicines, Ltd. 145,500 924,069
Explosive Co., Ltd., Class A 15,000 25,078
Eyebright Medical Technology
Beijing Co., Ltd. 6,816 74,062
Fangda Carbon New Material
Co., Ltd., Class A 67,100 42,623
Fangda Special Steel
Technology Co., Ltd., Class A 127,800 78,193
Far East Smarter Energy Co.,
Ltd., Class A 37,900 24,960
*Farasis Energy Gan Zhou
Co., Ltd. 28,584 47,868
FAWER Automotive Parts Co.,
Ltd., Class A 82,985 66,975
Feilong Auto Components Co.,
Ltd. 43,000 89,805
Fengzhushou Co., Ltd., Class
A 7,600 41,149
Ferrotec Anhui Technology
Development Co., Ltd., Class
A 8,500 44,667
FESCO Group Co., Ltd., Class
A 25,300 73,501
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 44,600 130,982
*Fibocom Wireless, Inc., Class
A 20,400 71,298

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
*FIH Mobile, Ltd. 638,000 $ 61,705
*Financial Street Holdings Co.,
Ltd., Class A 89,600 34,001
First Capital Securities Co.,
Ltd., Class A 146,100 136,193
#Flat Glass Group Co., Ltd.,
Class H 269,000 304,566
Focus Media Information
Technology Co., Ltd., Class A 544,000 538,525
*Focused Photonics
Hangzhou, Inc., Class A 15,000 42,897
Focuslight Technologies, Inc.,
Class A 5,895 52,399
Fortune Ng Fung Food Hebei
Co., Ltd., Class A 40,500 28,343
Foryou Corp., Class A 11,800 50,570
Foshan Electrical and Lighting
Co., Ltd., Class A 29,900 24,830
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 198,707 1,145,273
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 45,400 53,432
*Foshan Yowant Technology
Co., Ltd. 64,900 52,111
Fosun International, Ltd.,
Class A 671,500 348,968
Founder Securities Co., Ltd.,
Class A 220,900 226,270
Foxconn Industrial Internet
Co., Ltd., Class A 628,500 1,560,621
Fu Shou Yuan International
Group, Ltd., Class A 1,017,000 461,635
Fuan Pharmaceutical Group
Co., Ltd., Class A 100 55
Fufeng Group, Ltd., Class A 1,710,000 1,431,119
Fujian Boss Software
Development Co., Ltd., Class
A 36,900 76,406
Fujian Funeng Co., Ltd., Class
A 149,545 196,975
Fujian Kuncai Material
Technology Co., Ltd., Class A 15,400 42,855
Fujian Longking Co., Ltd.,
Class A 100 159
Fujian Qingshan Paper
Industry Co., Ltd., Class A 130,700 38,276
*Fujian Snowman Group Co.,
Ltd., Class A 50,400 52,665
Fujian Star-net Communication
Co., Ltd., Class A 17,500 46,510
Fujian Sunner Development
Co., Ltd., Class A 56,600 124,823
Fujian Tianma Science &
Technology Group Co., Ltd. 25,300 45,186
Fujian Yuanli Active Carbon
Co., Ltd. 19,400 38,730
*Fulin Precision Co., Ltd.,
Class A 12,300 33,823
Shares Value†
CHINA — (Continued)
Fushun Special Steel Co., Ltd.,
Class H 34,000 $ 23,327
ΩFuyao Glass Industry Group
Co., Ltd., Class A 455,200 3,219,689
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 16,600 108,845
ΩGanfeng Lithium Group Co.,
Ltd., Class A 205,160 501,081
Gansu Energy Chemical Co.,
Ltd., Class A 275,600 89,048
Gansu Shangfeng Cement
Co., Ltd., Class A 51,720 62,435
Gansu Yasheng Industrial
Group Co., Ltd., Class A 137,200 53,385
Gaona Aero Material Co., Ltd.,
Class A 24,400 49,751
G-bits Network Technology
Xiamen Co., Ltd., Class A 3,400 111,725
GCL Energy Technology Co.,
Ltd., Class A 74,900 73,734
#*GCL New Energy Holdings,
Ltd., Class A 50,012 2,322
*GCL System Integration
Technology Co., Ltd., Class A 95,600 27,734
#*GCL Technology Holdings,
Ltd., Class A 471,000 47,983
GD Power Development Co.,
Ltd., Class A 562,368 345,623
#*GDS Holdings, Ltd., Class A 588,900 1,921,308
*GDS Holdings, Ltd.,
Sponsored ADR 1,952 49,210
Geely Automobile Holdings,
Ltd., Class A 4,527,000 9,550,559
GEM Co., Ltd., Class A 244,000 205,313
Gemdale Corp., Class A 144,600 85,092
#Gemdale Properties &
Investment Corp., Ltd., Class A 4,382,000 137,879
GemPharmatech Co., Ltd.,
Class A 26,751 41,856
*Genimous Technology Co.,
Ltd., Class A 54,000 58,060
*Genscript Biotech Corp. 52,000 73,225
Geovis Technology Co., Ltd.,
Class A 28,692 209,355
GEPIC Energy Development
Co., Ltd., Class A 71,100 64,519
Getein Biotech, Inc., Class H 21,900 23,908
GF Securities Co., Ltd., Class
H 689,200 899,416
ΩGiant Biogene Holding Co.,
Ltd. 272,600 2,812,230
Giant Network Group Co., Ltd.,
Class A 68,300 136,446
*GigaDevice Semiconductor,
Inc., Class A 7,200 127,395
Ginlong Technologies Co.,
Ltd., Class A 20,200 145,532
Glarun Technology Co., Ltd.,
Class A 50,500 144,629

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
#*Global New Material
International Holdings, Ltd. 158,000 $ 78,239
GoerTek, Inc., Class A 111,500 324,695
Goke Microelectronics Co.,
Ltd., Class A 5,300 50,229
Goldenmax International
Group, Ltd., Class A 34,400 38,358
Goldwind Science &
Technology Co., Ltd., Class H 545,600 376,412
Goneo Group Co., Ltd., Class
A 19,223 188,234
*Goodbaby International
Holdings, Ltd. 176,000 25,192
GoodWe Technologies Co.,
Ltd., Class A 8,566 46,886
*Gosuncn Technology Group
Co., Ltd., Class A 54,200 35,099
Gotion High-tech Co., Ltd.,
Class A 93,700 266,161
Grand Pharmaceutical Group,
Ltd., Class A 1,040,000 799,309
Grandblue Environment Co.,
Ltd., Class A 27,500 87,719
*Grandjoy Holdings Group Co.,
Ltd., Class A 89,800 32,225
Great Wall Motor Co., Ltd.,
Class A 1,819,500 2,609,107
Greattown Holdings, Ltd.,
Class A 20,100 8,761
Gree Electric Appliances, Inc.
of Zhuhai, Class B 153,900 964,044
Greentown China Holdings,
Ltd. 938,500 1,200,552
Greentown Service Group Co.,
Ltd., Class A 1,130,000 646,988
GRG Banking Equipment Co.,
Ltd., Class A 74,900 127,078
GRG Metrology & Test Group
Co., Ltd., Class A 30,400 72,560
Grinm Advanced Materials
Co., Ltd., Class A 40,000 99,269
Guangdong Advertising Group
Co., Ltd., Class A 59,900 59,874
Guangdong Aofei Data
Technology Co., Ltd., Class A 37,919 122,518
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 115,200 66,365
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 191,700 91,195
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 86,800 102,634
Guangdong DFP New Material
Group Co., Ltd., Class A 141,700 77,735
*Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,200 117,142
Shares Value†
CHINA — (Continued)
Guangdong Dongpeng
Holdings Co., Ltd., Class A 58,300 $ 49,698
Guangdong Dowstone
Technology Co., Ltd., Class A 21,900 42,215
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 53,200 63,710
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 24,000 43,260
Guangdong Goworld Co., Ltd.,
Class A 44,200 59,859
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 11,900 14,873
*Guangdong Guanhao High-
Tech Co., Ltd., Class A 122,800 50,821
Guangdong Haid Group Co.,
Ltd., Class A 61,200 466,834
Guangdong HEC Technology
Holding Co., Ltd., Class A 116,500 155,212
Guangdong Hongda Holdings
Group Co., Ltd., Class A 27,000 113,409
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 12,300 19,820
Guangdong Huate Gas Co.,
Ltd. 7,580 54,412
Guangdong Investment, Ltd.,
Class A 1,698,000 1,375,094
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 29,745 77,049
*Guangdong Kinlong Hardware
Products Co., Ltd., Class A 7,900 24,678
*Guangdong Land Holdings,
Ltd. 342,768 10,034
*Guangdong Lingxiao Pump
Industry Co., Ltd., Class A 25,100 54,423
Guangdong Marubi
Biotechnology Co., Ltd., Class
A 5,000 32,585
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 74,500 143,506
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 59,700 52,533
Guangdong Sirio Pharma Co.,
Ltd., Class A 15,447 53,223
Guangdong South New Media
Co., Ltd., Class A 14,900 79,896
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 44,900 62,906
Guangdong Topstar
Technology Co., Ltd., Class A 13,300 52,646
Guangdong Vanward New
Electric Co., Ltd., Class A 34,700 53,482

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 45,600 $ 86,646
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 164,500 55,639
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 11,700 17,904
Guanghui Energy Co., Ltd.,
Class H 331,800 264,137
Guangshen Railway Co., Ltd.,
Class A 754,000 165,293
Guangxi Energy Co., Ltd.,
Class A 120 70
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 10,000 26,330
Guangxi Liugong Machinery
Co., Ltd., Class A 76,600 104,476
Guangxi LiuYao Group Co.,
Ltd., Class A 23,600 54,934
Guangxi Wuzhou Zhongheng
Group Co., Ltd., Class A 189,186 63,208
Guangzhou Baiyun
International Airport Co., Ltd.,
Class H 97,100 120,554
#Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class A 64,000 139,972
Guangzhou Development
Group, Inc., Class A 137,400 121,849
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 14,500 45,654
Guangzhou Haige
Communications Group, Inc.
Co., Class A 75,900 108,321
Guangzhou Haoyang
Electronic Co., Ltd., Class A 8,000 35,946
Guangzhou KDT Machinery
Co., Ltd., Class A 30,900 72,352
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 2,500 10,006
*Guangzhou Lingnan Group
Holdings Co., Ltd., Class A 41,400 67,281
Guangzhou Port Co., Ltd.,
Class A 124,300 53,492
Guangzhou Restaurant Group
Co., Ltd., Class A 27,200 58,004
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 21,100 97,505
Guangzhou Sie Consulting
Co., Ltd., Class A 9,900 43,829
*Guangzhou Tinci Materials
Technology Co., Ltd., Class A 77,740 186,836
Guangzhou Wondfo Biotech
Co., Ltd., Class A 19,700 55,770
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 58,400 84,952
Shares Value†
CHINA — (Continued)
Guilin Layn Natural Ingredients
Corp., Class A 48,400 $ 48,645
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 25,200 47,294
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 62,700 73,793
Guizhou Chanhen Chemical
Corp., Class A 22,600 70,256
Guizhou Gas Group Corp.,
Ltd., Class A 24,800 23,187
Guizhou Guihang Automotive
Components Co., Ltd., Class A 26,300 42,850
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 59,500 37,141
Guizhou Qianyuan Power Co.,
Ltd. 28,500 61,129
Guizhou Sanli Pharmaceutical
Co., Ltd. 24,600 40,046
Guizhou Tyre Co., Ltd., Class
A 66,400 39,804
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 121,100 56,944
Guizhou Zhenhua E-chem,
Inc., Class A 31,937 49,970
Guomai Technologies, Inc.,
Class A 31,500 48,117
*Guosheng Financial Holding,
Inc., Class H 71,400 118,490
ΩGuotai Haitong Securities
Co., Ltd., Class A 1,440,760 2,058,574
Guoyuan Securities Co., Ltd.,
Class A 172,200 176,623
#Gushengtang Holdings, Ltd. 114,800 463,363
H World Group, Ltd., Class F 1,094,100 3,865,828
#H World Group, Ltd.,
Sponsored ADR 12,040 412,250
Ω#*Haichang Ocean Park
Holdings, Ltd. 1,142,000 98,668
ΩHaidilao International
Holding, Ltd., Class H 1,184,000 2,690,250
Haier Smart Home Co., Ltd.,
Class A 16,100 54,875
Haier Smart Home Co., Ltd.,
Class A 2,049,200 5,958,897
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 24,700 43,877
*Hainan Airlines Holding Co.,
Ltd., Class A 574,800 105,900
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 3,187 17,470
Hainan Haide Capital
Management Co., Ltd., Class
A 26,680 19,919
*Hainan Haiqi Transportation
Group Co., Ltd. 8,700 21,459
Hainan Jinpan Smart
Technology Co., Ltd. 18,398 80,642

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
#*Hainan Meilan International
Airport Co., Ltd., Class A 179,000 $ 221,595
Hainan Mining Co., Ltd., Class
A 27,600 26,525
Hainan Strait Shipping Co.,
Ltd., Class A 74,200 60,293
Haisco Pharmaceutical Group
Co., Ltd., Class A 27,000 158,885
Haitian International Holdings,
Ltd. 402,000 930,001
Hand Enterprise Solutions Co.,
Ltd., Class A 41,500 110,979
Hangcha Group Co., Ltd.,
Class A 59,960 154,904
Hangjin Technology Co., Ltd.,
Class A 21,840 72,788
Hangxiao Steel Structure Co.,
Ltd., Class A 133,982 46,422
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 147,700 210,385
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 10,600 61,036
Hangzhou Dptech
Technologies Co., Ltd., Class
A 15,900 35,787
Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 10,300 29,371
Hangzhou First Applied
Material Co., Ltd., Class A 104,440 176,048
Hangzhou GreatStar Industrial
Co., Ltd., Class A 54,200 173,483
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 11,300 91,044
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 2,430 20,721
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 36,020 54,427
Hangzhou Iron & Steel Co.,
Class A 84,600 128,065
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 24,000 85,629
Hangzhou Onechance Tech
Corp., Class A 12,300 40,723
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 45,200 123,857
Hangzhou Robam Appliances
Co., Ltd., Class H 31,500 84,757
Ω*Hangzhou SF Intra-City
Industrial Co., Ltd., Class A 19,600 20,018
Hangzhou Shunwang
Technology Co., Ltd., Class A 19,700 50,650
*Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 25,900 89,097
Hangzhou Sunrise Technology
Co., Ltd., Class H 34,300 74,795
Shares Value†
CHINA — (Continued)
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 73,800 $ 254,575
Hangzhou Zhongtai Cryogenic
Technology Corp. 31,700 59,188
Han's Laser Technology
Industry Group Co., Ltd., Class
A 24,700 78,448
ΩHansoh Pharmaceutical
Group Co., Ltd. 658,000 2,044,928
Hanwei Electronics Group
Corp. 9,000 51,068
Haohua Chemical Science &
Technology Co., Ltd., Class A 22,200 77,986
Harbin Boshi Automation Co.,
Ltd., Class H 39,200 89,738
Harbin Electric Co., Ltd., Class
A 432,000 266,285
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 27,500 38,528
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 163,300 55,233
*Harbin Pharmaceutical Group
Co., Ltd., Class A 123,300 61,030
HBIS Resources Co., Ltd.,
Class A 32,000 56,976
Ω*HBM Holdings, Ltd. 264,000 292,777
Health & Happiness H&H
International Holdings, Ltd.,
Class A 159,000 181,253
*Hebei Changshan
Biochemical Pharmaceutical
Co., Ltd., Class A 13,900 40,191
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 47,500 113,375
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 9,400 60,252
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 44,100 147,218
Hefei Meiya Optoelectronic
Technology, Inc., Class A 46,930 108,401
Hefei Urban Construction
Development Co., Ltd., Class
A 41,880 36,852
Heilongjiang Agriculture Co.,
Ltd., Class A 64,200 132,492
Henan Liliang Diamond Co.,
Ltd., Class A 14,200 53,495
Henan Lingrui Pharmaceutical
Co., Class A 24,500 76,971
Henan Mingtai Al Industrial
Co., Ltd., Class A 45,000 74,307
Henan Pinggao Electric Co.,
Ltd., Class A 36,200 80,730
Henan Rebecca Hair Products
Co., Ltd., Class A 200 90
Henan Senyuan Electric Co.,
Ltd., Class A 100 70

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 132,300 $ 309,595
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 129,400 444,428
Henan Thinker Automatic
Equipment Co., Ltd., Class A 15,000 53,106
*Henan Yicheng New Energy
Co., Ltd., Class A 103,100 50,606
Henan Yuguang Gold & Lead
Co., Ltd., Class A 76,148 72,031
*Henan Yuneng Holdings Co.,
Ltd., Class A 67,800 39,245
*Henan Zhongfu Industry Co.,
Ltd., Class A 198,800 107,420
Henan Zhongyuan
Expressway Co., Ltd., Class A 200 125
Hengan International Group
Co., Ltd., Class A 500,000 1,350,794
Hengbao Co., Ltd., Class A 45,900 49,919
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 80,500 144,770
Hengdian Group Tospo
Lighting Co., Ltd., Class A 29,107 47,463
Hengli Petrochemical Co., Ltd.,
Class A 349,200 734,102
Hengtong Optic-electric Co.,
Ltd., Class A 120,800 255,943
Hengyi Petrochemical Co.,
Ltd., Class A 173,800 145,526
#*Hesai Group, Class A, ADR 16,491 310,196
Hesteel Co., Ltd., Class A 547,600 163,380
Hexing Electrical Co., Ltd.,
Class A 22,000 79,976
HG Technologies Co., Ltd. 10,600 22,896
#Hisense Home Appliances
Group Co., Ltd., Class A 336,000 1,022,554
Hisense Visual Technology
Co., Ltd., Class A 63,100 206,655
Hitevision Co., Ltd., Class A 12,500 41,041
Hithink RoyalFlush Information
Network Co., Ltd., Class A 18,100 643,549
HLA Group Corp., Ltd., Class
A 261,100 297,961
HMT Xiamen New Technical
Materials Co., Ltd., Class A 3,200 15,245
Hongfa Technology Co., Ltd.,
Class A 24,640 111,255
*Honghua Group, Ltd., Class A 51,000 941
Hongli Zhihui Group Co., Ltd.,
Class A 52,000 44,256
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 103,000 44,892
Hongrun Construction Group
Co., Ltd., Class A 101,800 66,624
Hongta Securities Co., Ltd.,
Class A 39,800 40,384
Shares Value†
CHINA — (Continued)
Hongyuan Green Energy Co
Ltd, Class A 27,900 $ 54,471
*Hopson Development
Holdings, Ltd. 759,175 284,885
Horizon Construction
Development, Ltd., Class A 51,000 7,300
Hoshine Silicon Industry Co.,
Ltd., Class A 13,400 94,054
Huaan Securities Co., Ltd.,
Class A 117,120 89,049
Huabao International Holdings,
Ltd., Class A 73,000 21,651
Huada Automotive Technology
Corp., Ltd., Class H 10,900 52,303
Huadian Power International
Corp., Ltd., Class A 1,038,000 580,928
Huadong Medicine Co., Ltd.,
Class A 57,500 307,138
Huafon Chemical Co., Ltd.,
Class A 270,800 249,086
*Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 86,300 86,025
Huafu Fashion Co., Ltd., Class
A 89,900 76,635
Huagong Tech Co., Ltd., Class
A 27,900 155,550
Huaibei Mining Holdings Co.,
Ltd., Class A 164,300 267,915
Huaihe Energy Group Co.,
Ltd., Class A 153,900 73,425
Huakai Yibai Technology Co.,
Ltd. 25,000 38,119
Hualan Biological Engineering,
Inc., Class A 56,700 127,694
Huaming Power Equipment
Co., Ltd., Class H 38,700 79,814
Huaneng Power International,
Inc., Class H 2,670,000 1,656,118
Huangshan Novel Co., Ltd.,
Class A 44,300 65,050
Huangshan Tourism
Development Co., Ltd., Class
A 28,200 45,907
Huapont Life Sciences Co.,
Ltd., Class H 97,000 54,147
ΩHuatai Securities Co., Ltd.,
Class A 1,095,200 1,624,151
Huatu Cendes Co., Ltd., Class
A 2,400 31,467
Huaxi Securities Co., Ltd.,
Class A 41,200 45,544
Huaxia Bank Co., Ltd., Class H 194,500 194,414
Huaxin Cement Co., Ltd.,
Class A 85,700 100,125
Huaxin Cement Co., Ltd.,
Class H 100 165
Huayu Automotive Systems
Co., Ltd., Class A 112,800 276,060

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
*Hubei Biocause
Pharmaceutical Co., Ltd.,
Class A 329,300 $ 124,056
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 85,824 58,174
Hubei Chutian Smart
Communication Co., Ltd.,
Class A 124,800 76,014
*Hubei Dinglong Co., Ltd.,
Class A 25,800 105,709
Hubei Energy Group Co., Ltd.,
Class A 153,200 97,525
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 15,800 104,816
Hubei Huitian New Materials
Co., Ltd., Class A 41,100 47,750
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 43,000 155,430
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 58,700 164,885
Hubei Yihua Chemical Industry
Co., Ltd., Class A 53,000 79,501
Hubei Zhenhua Chemical Co.,
Ltd. 38,500 117,990
Ω*Huitongda Network Co.,
Ltd., Class A 5,400 8,217
*Huizhou Cee Technology,
Inc., Class A 39,900 41,748
Huizhou Desay Sv Automotive
Co., Ltd., Class A 16,300 233,658
Humanwell Healthcare Group
Co., Ltd., Class A 78,600 225,538
Hunan Aihua Group Co., Ltd.,
Class A 29,500 61,205
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 101,100 39,755
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 49,400 36,270
Hunan Gold Corp., Ltd., Class
A 47,500 146,160
Hunan Jiudian Pharmaceutical
Co., Ltd., Class A 28,660 62,969
*Hunan Kaimeite Gases Co.,
Ltd., Class A 21,400 24,421
*Hunan New Wellful Co., Ltd.,
Class A 28,700 23,873
*Hunan Silver Co., Ltd., Class
A 48,200 23,261
Hunan Valin Steel Co., Ltd.,
Class A 316,520 212,806
Hunan Zhongke Electric Co.,
Ltd., Class A 30,600 63,739
Hundsun Technologies, Inc.,
Class A 40,002 142,723
*HY Energy Group Co., Ltd.,
Class A 100 19
Shares Value†
CHINA — (Continued)
Ω*Hygeia Healthcare Holdings
Co., Ltd. 412,000 $ 745,932
Hymson Laser Technology
Group Co., Ltd. 13,449 50,056
*Hytera Communications
Corp., Ltd., Class A 85,900 131,214
*HyUnion Holding Co., Ltd.,
Class A 57,500 54,945
*IAT Automobile Technology
Co., Ltd., Class A 27,400 37,522
Ω#*iDreamSky Technology
Holdings, Ltd., Class A 300,800 33,747
IEIT Systems Co., Ltd., Class
A 38,200 267,072
Iflytek Co., Ltd., Class A 43,300 279,391
IKD Co., Ltd., Class A 47,200 107,792
Ω*IMAX China Holding, Inc.,
Class A 100 84
Imeik Technology
Development Co., Ltd., Class
A 9,741 231,699
Industrial & Commercial Bank
of China, Ltd., Class A 39,562,000 27,140,939
Industrial Bank Co., Ltd., Class
A 686,900 1,971,017
INESA Intelligent Tech, Inc. 27,100 87,487
Infore Environment
Technology Group Co., Ltd.,
Class A 95,500 78,257
Ω*Ingdan, Inc., Class A 1,000 157
Ingenic Semiconductor Co.,
Ltd., Class A 13,500 125,938
*INKON Life Technology Co.,
Ltd., Class A 41,000 52,876
Inmyshow Digital Technology
Group Co., Ltd., Class A 54,300 35,686
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 620,100 147,497
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 543,000 1,332,639
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 86,036 107,291
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 12,900 53,209
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 398,200 296,739
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp., Ltd., Class A 26,600 14,592
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 67,000 122,150
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 240,705 984,901
Inner Mongolia Yuan Xing
Energy Co., Ltd., Class A 222,900 157,218
Ω*Innovent Biologics, Inc. 431,500 2,990,847
Innuovo Technology Co., Ltd.,
Class A 54,000 77,735

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Insigma Technology Co., Ltd.,
Class A 40,400 $ 58,046
Inspur Digital Enterprise
Technology, Ltd. 448,000 451,195
Intco Medical Technology Co.,
Ltd., Class A 13,400 40,975
#*iQIYI, Inc., Sponsored ADR 452,738 833,038
iRay Group, Class A 3,533 58,781
IReader Technology Co., Ltd.,
Class A 18,400 49,585
*IRICO Display Devices Co.,
Ltd. 192,700 177,513
*J&T Global Express, Ltd.,
Class A 995,800 775,611
JA Solar Technology Co., Ltd.,
Class A 148,900 195,512
*Jade Bird Fire Co., Ltd., Class
A 35,500 54,032
Jafron Biomedical Co., Ltd.,
Class A 28,400 83,327
Jangho Group Co., Ltd., Class
A 65,300 47,764
Jason Furniture Hangzhou
Co., Ltd., Class A 48,430 166,068
JCET Group Co., Ltd., Class A 62,199 285,887
JCHX Mining Management
Co., Ltd., Class A 27,800 141,423
Ω*JD Health International, Inc. 695,650 3,328,126
Ω*JD Logistics, Inc. 1,857,200 2,931,400
JD.com, Inc. 1,488,730 24,553,957
JD.com, Inc., Sponsored ADR 18,042 588,530
Jiajiayue Group Co., Ltd.,
Class A 32,100 46,606
Jiang Su Suyan Jingshen Co.,
Ltd., Class A 48,100 63,289
Jiangling Motors Corp., Ltd.,
Class A 28,400 73,370
Jianglong Shipbuilding Co.,
Ltd., Class A 11,200 16,662
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 7,200 26,372
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 25,600 20,309
Jiangsu Azure Corp., Class A 69,100 120,468
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 20,800 73,526
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 3,900 18,885
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 135,200 61,529
Jiangsu Changbao Steeltube
Co., Ltd. 62,700 44,569
Jiangsu Changshu Automotive
Trim Group Co., Ltd., Class A 23,000 40,952
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 158,510 158,222
Jiangsu Cnano Technology
Co., Ltd., Class A 13,846 83,458
Shares Value†
CHINA — (Continued)
*Jiangsu Dagang Co., Ltd.,
Class A 11,600 $ 22,105
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 48,200 57,059
Jiangsu Eastern Shenghong
Co., Ltd., Class A 116,100 140,472
Jiangsu Etern Co., Ltd., Class
H 41,400 35,974
Jiangsu Expressway Co., Ltd.,
Class H 550,000 684,424
Jiangsu General Science
Technology Co., Ltd., Class A 33,400 20,895
Jiangsu Gian Technology Co.,
Ltd., Class A 10,600 47,424
Jiangsu Guomao Reducer Co.,
Ltd., Class A 32,500 70,646
*Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 10,700 88,358
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 38,785 396,851
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 169,480 1,190,731
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 50,800 55,038
*Jiangsu High Hope
International Group Corp.,
Class A 111,900 38,155
Jiangsu Hongdou Industrial
Co., Ltd., Class A 149,800 43,664
Jiangsu Hongtian Technology
Co., Ltd., Class A 14,300 45,260
*Jiangsu Hoperun Software
Co., Ltd., Class A 23,100 163,884
Jiangsu Huachang Chemical
Co., Ltd., Class A 77,100 74,098
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 115,900 66,131
Jiangsu Jibeier Pharmaceutical
Co., Ltd., Class A 14,669 47,920
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 27,500 110,708
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 31,200 54,222
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 52,200 340,191
Jiangsu Lianyungang Port Co.,
Ltd. 102,100 75,243
Jiangsu Lihua Foods Group
Co., Ltd., Class A 37,800 98,746
Jiangsu Linyang Energy Co.,
Ltd., Class A 90,500 68,934
*Jiangsu Lopal Tech Co., Ltd.,
Class A 32,600 43,657
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 15,460 84,004

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 48,500 $ 148,903
Jiangsu Pacific Quartz Co.,
Ltd., Class A 28,050 124,723
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 104,500 168,678
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 62,400 83,478
Jiangsu Rainbow Heavy
Industries Co., Ltd., Class A 37,000 31,032
Jiangsu Shemar Electric Co.,
Ltd., Class A 6,800 22,429
Jiangsu Shentong Valve Co.,
Ltd., Class A 38,000 56,688
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 86,700 59,006
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 18,660 39,279
*Jiangsu Sopo Chemical Co.,
Class A 45,000 50,796
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd.,
Class A 62,800 45,244
Jiangsu ToLand Alloy Co.,
Ltd., Class A 18,900 56,363
Jiangsu Xinquan Automotive
Trim Co., Ltd., Class A 20,900 115,718
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 59,700 563,084
Jiangsu Yangnong Chemical
Co., Ltd., Class A 18,440 130,722
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 73,400 42,083
Jiangsu Yoke Technology Co.,
Ltd., Class A 17,200 130,445
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 42,100 199,467
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 115,780 66,859
Jiangsu Zhongtian Technology
Co., Ltd., Class A 73,600 140,760
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 182,600 67,786
*Jiangsu Zongyi Co., Ltd.,
Class A 51,400 28,268
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 23,800 36,093
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 30,700 35,625
Jiangxi Ganneng Co., Ltd.,
Class A 28,100 35,467
Jiangxi Ganyue Expressway
Co., Ltd., Class A 91,800 64,875
Shares Value†
CHINA — (Continued)
Jiangxi Guotai Group Co., Ltd.,
Class A 14,100 $ 24,330
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 17,400 24,330
Jiangxi Lianchuang
Optoelectronic Science &
Technology Co., Ltd., Class A 9,800 72,814
*Jiangxi Special Electric Motor
Co., Ltd., Class A 43,500 41,746
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 12,360 46,257
Jiangyin Haida Rubber and
Plastic Co., Ltd., Class A 37,200 51,607
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 30,700 76,400
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd., Class A 24,500 66,427
Jiangzhong Pharmaceutical
Co., Ltd., Class A 22,400 70,558
Jianmin Pharmaceutical Group
Co., Ltd., Class A 7,100 40,902
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 60,300 55,714
Jiayou International Logistics
Co., Ltd., Class A 43,400 83,182
Jiaze Renewables Co Ltd,
Class A 300 149
Jihua Group Corp., Ltd., Class
A 123,600 43,844
*Jilin Chemical Fibre, Class A 104,000 51,763
Jilin Electric Power Co., Ltd.,
Class A 102,300 75,109
Jilin OLED Material Tech Co.,
Ltd. 15,310 38,248
#Jinchuan Group International
Resources Co., Ltd. 2,350,000 193,947
Jinduicheng Molybdenum Co.,
Ltd., Class A 176,500 237,818
Jinghua Pharmaceutical Group
Co., Ltd., Class A 41,400 39,617
Jingjin Equipment, Inc., Class
A 21,600 48,230
Jinhong Gas Co., Ltd., Class A 18,619 42,572
Jinhui Liquor Co., Ltd., Class H 22,100 58,401
*Jinke Smart Services Group
Co., Ltd., Class H 49,400 45,229
#JinkoSolar Holding Co., Ltd.,
Class A, Sponsored ADR 31,643 542,994
Jinlei Technology Co., Ltd.,
Class A 19,500 52,817
Jinlongyu Group Co., Ltd.,
Class A 11,700 26,350
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 171,600 62,523
Jinneng Science&Technology
Co., Ltd., Class A 41,700 35,662

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Ω#Jinxin Fertility Group, Ltd.,
Class A 1,755,000 $ 658,575
Jinyu Bio-Technology Co.,
Ltd., Class A 53,000 49,552
*Jinyuan EP Co., Ltd., Class A 27,700 16,186
Jinzai Food Group Co., Ltd.,
Class A 32,800 58,220
JiuGui Liquor Co., Ltd., Class
A 3,663 21,606
ΩJiumaojiu International
Holdings, Ltd., Class A 763,000 248,932
Jizhong Energy Resources
Co., Ltd., Class A 186,800 160,264
JL Mag Rare-Earth Co., Ltd.,
Class A 34,266 96,440
#JNBY Design, Ltd. 171,500 323,330
Joincare Pharmaceutical
Group Industry Co., Ltd., Class
H 98,000 142,826
ΩJoinn Laboratories China
Co., Ltd., Class A 17,100 21,676
Joinn Laboratories China Co.,
Ltd., Class H 7,600 16,290
Jointo Energy Investment Co.,
Ltd., Class A 94,900 83,768
Jointown Pharmaceutical
Group Co., Ltd., Class A 219,603 163,347
Jolywood Suzhou Sunwatt
Co., Ltd., Class A 71,000 50,176
Jones Tech PLC, Class A 18,500 61,809
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 32,900 87,258
Joy City Property, Ltd., Class A 566,000 15,181
Joyoung Co., Ltd., Class A 44,800 58,516
Ω*JS Global Lifestyle Co., Ltd.,
Class A 667,000 154,822
JSTI Group, Class A 61,868 74,685
Juewei Food Co., Ltd., Class A 28,700 62,544
Juneyao Airlines Co., Ltd.,
Class A 94,100 160,430
*Jushri Technologies, Inc.,
Class A 8,900 25,024
Jutze Intelligent Technology
Co., Ltd. 15,300 37,970
Kailuan Energy Chemical Co.,
Ltd., Class A 50,900 42,270
Kaishan Group Co., Ltd.,
Class A 37,100 44,480
Kangji Medical Holdings, Ltd. 245,500 237,437
*KBC Corp., Ltd., Class A 9,814 33,059
Keboda Technology Co., Ltd.,
Class A 11,000 81,972
Keda Industrial Group Co.,
Ltd., Class A 69,700 86,919
Keeson Technology Corp.,
Ltd., Class A 13,700 19,345
Kehua Data Co., Ltd., Class A 19,700 115,521
Keli Sensing Technology
Ningbo Co., Ltd. 7,700 71,937
Shares Value†
CHINA — (Continued)
Keshun Waterproof
Technologies Co., Ltd., Class
A 63,200 $ 40,927
Kidswant Children Products
Co., Ltd., Class A 71,800 125,669
Kinetic Development Group,
Ltd. 316,000 48,084
Kingboard Holdings, Ltd. 474,000 1,274,440
Kingboard Laminates
Holdings, Ltd., Class A 610,500 638,472
KingClean Electric Co., Ltd.,
Class A 16,100 46,973
Kingfa Sci & Tech Co., Ltd.,
Class A 120,400 181,265
Kingnet Network Co., Ltd.,
Class A 91,600 214,101
#*Kingsoft Cloud Holdings, Ltd. 1,112,000 1,061,137
Konfoong Materials
International Co., Ltd., Class A 9,700 99,225
*Konka Group Co., Ltd., Class
A 78,200 58,597
KPC Pharmaceuticals, Inc.,
Class A 13,000 27,347
Kuaijishan Shaoxing Wine Co.,
Ltd., Class W 29,400 60,149
Ω*Kuaishou Technology,
Class W 2,073,200 13,795,133
Kuang-Chi Technologies Co.,
Ltd., Class A 14,600 84,711
Kuangda Technology Group
Co., Ltd., Class A 34,100 23,583
Kunlun Energy Co., Ltd., Class
A 4,614,000 4,402,956
Kunlun Tech Co., Ltd., Class A 10,400 45,614
Kunshan Dongwei Technology
Co., Ltd., Class A 12,000 55,766
Kunshan Huguang Auto
Harness Co., Ltd., Class A 10,000 41,247
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 16,960 74,199
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 28,200 50,559
Kweichow Moutai Co., Ltd.,
Class A 46,300 9,847,949
#*KWG Group Holdings, Ltd. 676,500 28,352
*Kyland Technology Co., Ltd.,
Class A 20,700 59,312
Lakala Payment Co., Ltd.,
Class A 26,000 75,821
Lancy Co., Ltd., Class F 21,700 47,409
Lanzhou Lishang Guochao
Industrial Group Co., Ltd.,
Class A 44,400 29,485
Lao Feng Xiang Co., Ltd.,
Class A 17,100 112,829
Laobaixing Pharmacy Chain
JSC, Class A 39,390 109,128
Launch Tech Co., Ltd., Class
H 119,500 159,340
LB Group Co., Ltd., Class A 82,600 187,841

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Leader Harmonious Drive
Systems Co., Ltd. 3,271 $ 66,313
#Lee & Man Paper
Manufacturing, Ltd., Class H 1,028,000 277,060
Ω*Legend Holdings Corp.,
Class H 418,300 417,507
Lenovo Group, Ltd., Class A 6,588,000 7,637,448
Lens Technology Co., Ltd.,
Class A 194,400 556,215
Leo Group Co., Ltd., Class A 165,800 85,029
Lepu Medical Technology
Beijing Co., Ltd., Class A 74,400 114,773
*Leshan Giantstar Farming &
Husbandry Corp., Ltd., Class A 8,700 23,971
Levima Advanced Materials
Corp., Class A 38,000 76,750
Leyard Optoelectronic Co.,
Ltd., Class A 60,000 50,734
*Li Auto, Inc., Class A 503,000 6,178,285
#*Li Auto, Inc., Class A, ADR 53,955 1,315,962
Li Ning Co., Ltd. 1,792,500 3,397,907
*LianChuang Electronic
Technology Co., Ltd., Class A 26,500 38,694
Lianhe Chemical Technology
Co., Ltd., Class H 65,000 56,481
Liaoning Port Co., Ltd., Class
H 2,000 173
*Lier Chemical Co., Ltd., Class
A 13,200 18,494
#*Lifetech Scientific Corp. 1,998,000 371,016
Lijiang Yulong Tourism Co.,
Ltd., Class A 34,700 42,271
Linewell Software Co., Ltd.,
Class H 20,000 33,355
Lingbao Gold Group Co., Ltd.,
Class H 582,000 642,439
Lingyi iTech Guangdong Co.,
Class A 222,800 244,451
*Liuzhou Iron & Steel Co., Ltd.,
Class A 62,600 27,714
#Livzon Pharmaceutical
Group, Inc., Class A 103,800 345,344
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 14,800 33,657
#LK Technology Holdings, Ltd. 438,500 157,199
Loncin Motor Co., Ltd., Class A 121,900 208,664
*Long Yuan Construction
Group Co., Ltd., Class A 200 105
Ω*Longfor Group Holdings,
Ltd., Class A 1,369,500 1,843,731
Longhua Technology Group
Luoyang Co., Ltd., Class A 40,400 37,660
LONGi Green Energy
Technology Co., Ltd., Class A 213,152 430,805
Longshine Technology Group
Co., Ltd., Class A 40,900 78,784
Lontium Semiconductor Corp. 2,745 28,102
*Lotus Holdings Co., Ltd. 118,200 107,097
Lucky Harvest Co., Ltd., Class
A 14,700 108,959
Shares Value†
CHINA — (Continued)
Luoniushan Co., Ltd., Class A 64,601 $ 52,493
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 51,200 30,833
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 18,500 72,848
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 50,600 51,552
Luxi Chemical Group Co., Ltd.,
Class A 114,100 167,545
Luxshare Precision Industry
Co., Ltd., Class A 355,900 1,509,585
Luyang Energy-Saving
Materials Co., Ltd. 45,700 75,274
Ω#*Luye Pharma Group, Ltd.,
Class A 1,411,000 367,547
Luzhou Laojiao Co., Ltd.,
Class A 69,106 1,175,710
*Maanshan Iron & Steel Co.,
Ltd., Class H 122,000 25,801
Maccura Biotechnology Co.,
Ltd., Class A 32,600 50,963
Malion New Materials Co.,
Ltd., Class A 45,200 52,886
Mango Excellent Media Co.,
Ltd., Class A 67,400 210,637
Ω#*Maoyan Entertainment,
Class A 523,200 462,161
*Maoye Commercial Co., Ltd.,
Class A 51,800 36,607
Marssenger Kitchenware Co.,
Ltd., Class A 25,200 43,483
Maxscend Microelectronics
Co., Ltd., Class A 9,952 102,418
Maxvision Technology Corp.,
Class A 16,700 64,635
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 22,900 80,666
Mehow Innovative, Ltd., Class
A 3,000 9,759
MeiG Smart Technology Co.,
Ltd., Class A 6,300 42,573
Meihua Holdings Group Co.,
Ltd., Class A 154,715 233,140
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class W 180,500 132,523
ΩMeitu, Inc., Class W 760,000 536,088
Ω*Meituan, Class W 2,331,300 39,172,165
Mesnac Co., Ltd., Class A 20,700 22,199
Metallurgical Corp. of China,
Ltd., Class H 1,833,000 347,468
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 81,200 46,778
#MicroPort NeuroScientific
Corp. 42,000 57,085
#*Microport Scientific Corp. 443,900 402,989
Micro-Tech Nanjing Co., Ltd. 5,013 41,251
Midea Group Co., Ltd., Class A 178,800 1,809,830

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Ω#Midea Real Estate Holding,
Ltd. 198,400 $ 103,105
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 7,800 51,798
Ming Yang Smart Energy
Group, Ltd., Class A 52,000 72,997
#MINISO Group Holding, Ltd.,
Class A, ADR 1,100 19,833
MINISO Group Holding, Ltd.,
Class F 324,000 1,458,161
*Minmetals Development Co.,
Ltd., Class F 24,200 23,857
*Minth Group, Ltd. 862,000 2,067,546
Miracle Automation
Engineering Co., Ltd. 26,200 54,178
MLS Co., Ltd., Class A 52,400 56,916
*MMG, Ltd. 3,035,199 923,707
Ω*Mobvista, Inc. 371,000 263,131
*MOG Digitech Holdings, Ltd. 188,000 7,879
Montage Technology Co., Ltd.,
Class A 7,956 84,032
Morimatsu International
Holdings Co., Ltd. 338,000 239,726
Muyuan Foods Co., Ltd., Class
A 243,780 1,329,642
*<Myhome Real Estate
Development Group Co., Ltd.,
Class A 300 –
MYS Group Co., Ltd., Class A 94,700 45,441
*Nanfang Zhongjin
Environment Co., Ltd., Class A 156,100 74,474
Nanhua Futures Co., Ltd.,
Class A 30,100 49,124
NanJi E-Commerce Co., Ltd.,
Class A 51,100 30,843
Nanjing Cosmos Chemical
Co., Ltd., Class A 12,700 35,027
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 6,700 29,183
Nanjing Iron & Steel Co., Ltd.,
Class A 224,600 133,404
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 52,469 73,222
Nanjing Pharmaceutical Co.,
Ltd., Class A 99,400 71,203
Nanjing Securities Co., Ltd.,
Class A 119,300 126,793
*Nanjing Tanker Corp., Class
A 280,800 103,082
Nanjing Xinjiekou Department
Store Co., Ltd., Class A 73,800 64,432
Nantong Jianghai Capacitor
Co., Ltd., Class A 36,500 91,536
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 22,400 50,601
NARI Technology Co., Ltd.,
Class A 336,258 1,024,049
Shares Value†
CHINA — (Continued)
National Silicon Industry Group
Co., Ltd., Class A 5,820 $ 13,947
NAURA Technology Group
Co., Ltd., Class A 14,300 886,642
*NavInfo Co., Ltd., Class A 77,721 89,014
NetDragon Websoft Holdings,
Ltd. 246,500 314,375
Ω*NetEase Cloud Music, Inc. 38,100 886,824
NetEase, Inc., Class H 900,100 19,383,948
NetEase, Inc., Sponsored ADR 52,192 5,587,676
Neusoft Corp., Class A 23,600 32,545
New China Life Insurance Co.,
Ltd., Class A 859,900 3,143,663
New Guomai Digital Culture
Co., Ltd., Class A 14,900 23,354
New Hope Dairy Co., Ltd.,
Class A 33,400 76,506
*New Hope Liuhe Co., Ltd.,
Class A 54,800 72,256
New Trend International Logis-
Tech Co., Ltd. 31,600 48,313
Neway Valve Suzhou Co.,
Ltd., Class A 27,900 102,728
*Newborn Town, Inc. 360,000 379,280
Newland Digital Technology
Co., Ltd., Class A 43,100 158,872
Nexteer Automotive Group,
Ltd. 964,000 646,421
#*Nine Dragons Paper
Holdings, Ltd., Class A 1,282,000 472,813
*Ninestar Corp., Class A 43,100 130,251
Ningbo Boway Alloy Material
Co., Ltd., Class A 38,800 92,930
Ningbo Construction Co., Ltd.,
Class A 300 223
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 20,700 54,104
Ningbo Huaxiang Electronic
Co., Ltd., Class A 43,100 98,962
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 36,200 61,617
Ningbo Jintian Copper Group
Co., Ltd., Class A 90,300 82,687
*Ningbo Joyson Electronic
Corp., Class A 74,000 167,266
Ningbo Orient Wires & Cables
Co., Ltd., Class A 32,800 227,289
Ningbo Peacebird Fashion
Co., Ltd., Class A 23,600 51,592
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 11,890 32,630
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 60,900 214,354
Ningbo Shanshan Co., Ltd.,
Class A 60,500 58,311
Ningbo Sunrise Elc
Technology Co., Ltd., Class A 19,600 46,755
Ningbo Tuopu Group Co., Ltd.,
Class A 56,900 408,764

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Ningbo Xusheng Group Co.,
Ltd., Class A 40,288 $ 71,345
Ningbo Yongxin Optics Co.,
Ltd., Class A 3,100 37,132
Ningbo Yunsheng Co., Ltd.,
Class A 44,500 45,643
Ningbo Zhoushan Port Co.,
Ltd., Class A 35,900 17,572
Ningxia Baofeng Energy Group
Co., Ltd., Class A 326,600 719,820
Ningxia Building Materials
Group Co., Ltd., Class A 33,300 58,925
Ningxia Orient Tantalum
Industry Co., Ltd. 16,100 32,938
*Ningxia Western Venture
Industrial Co., Ltd. 32,900 23,386
*NIO, Inc., Class A 538,160 2,182,564
*Niu Technologies, Class A,
ADR 10,445 35,095
NKY Medical Holdings, Ltd.,
Class A 26,700 54,515
ΩNongfu Spring Co., Ltd.,
Class A 1,439,400 6,645,069
Norinco International
Cooperation, Ltd., Class A 58,500 82,443
North Chemical Industries Co.,
Ltd., Class A 35,800 52,667
North China Pharmaceutical
Co., Ltd., Class A 82,200 68,376
North Copper Co., Ltd., Class
A 62,900 77,488
North Electro-Optic Co., Ltd.,
Class A 19,900 37,375
North Huajin Chemical
Industries Co., Ltd., Class A 96,000 69,691
North Industries Group Red
Arrow Co., Ltd., Class A 50,300 116,531
Northeast Pharmaceutical
Group Co., Ltd., Class R 80,600 56,960
Northeast Securities Co., Ltd.,
Class A 70,000 72,760
Northking Information
Technology Co., Ltd., Class A 25,340 65,186
Novoray Corp., Class A 5,400 41,169
*NSFOCUS Technologies
Group Co., Ltd., Class R 52,100 49,928
*Nuode New Materials Co.,
Ltd., Class A 44,000 18,512
NYOCOR Co., Ltd., Class A 58,200 44,011
Ω*Ocumension Therapeutics 188,000 131,399
*Offcn Education Technology
Co., Ltd., Class A 199,800 82,687
Offshore Oil Engineering Co.,
Ltd., Class A 198,900 145,212
*OFILM Group Co., Ltd., Class
A 211,600 327,879
Olympic Circuit Technology
Co., Ltd., Class A 34,800 126,842
Onewo, Inc., Class H 126,600 350,184
Shares Value†
CHINA — (Continued)
Oppein Home Group, Inc.,
Class A 20,500 $ 186,307
Opple Lighting Co., Ltd., Class
A 18,400 42,653
ORG Technology Co., Ltd.,
Class B 151,500 111,232
Orient International Enterprise,
Ltd., Class H 61,300 63,212
ΩOrient Securities Co., Ltd.,
Class H 335,600 197,343
*Oriental Energy Co., Ltd.,
Class A 65,100 73,217
*Ourpalm Co., Ltd., Class A 72,100 47,781
Ovctek China, Inc., Class A 36,800 74,428
*Pacific Securities Co., Ltd.
(The), Class A 220,600 108,583
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 23,800 71,663
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 183,700 64,406
PCI Technology Group Co.,
Ltd., Class A 66,900 47,554
#*PDD Holdings, Inc.,
Sponsored ADR 355,726 37,553,994
Ω*Peijia Medical, Ltd. 80,000 54,780
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 301,600 5,805
*Pengxin International Mining
Co., Ltd., Class A 156,000 103,168
People.cn Co., Ltd., Class H 30,400 82,800
People's Insurance Co. Group
of China, Ltd. (The), Class H 6,796,000 4,022,546
Perfect World Co., Ltd., Class
A 51,400 96,041
PetroChina Co., Ltd., Class H 15,548,000 11,909,567
PharmaBlock Sciences
Nanjing, Inc., Class A 14,600 64,557
ΩPharmaron Beijing Co., Ltd.,
Class H 143,125 249,163
*Phenix Optical Co., Ltd.,
Class A 8,000 21,911
PhiChem Corp., Class A 30,800 74,828
PICC Property & Casualty Co.,
Ltd., Class A 5,226,000 9,636,969
Ping An Bank Co., Ltd., Class
A 543,321 814,996
Ping An Insurance Group Co.
of China, Ltd., Class A 4,391,500 26,389,660
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 149,800 169,301
PNC Process Systems Co.,
Ltd., Class A 16,300 57,260
POCO Holding Co., Ltd., Class
A 6,500 36,150
*Polaris Bay Group Co., Ltd.,
Class A 68,800 60,067
Poly Developments and
Holdings Group Co., Ltd.,
Class A 281,600 324,065

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Poly Property Group Co., Ltd.,
Class H 1,482,724 $ 281,069
Poly Property Services Co.,
Ltd., Class H 159,400 636,186
Pony Testing International
Group Co., Ltd., Class A 19,880 18,505
ΩPop Mart International
Group, Ltd. 442,800 11,066,146
Porton Pharma Solutions, Ltd.,
Class A 11,000 22,716
ΩPostal Savings Bank of
China Co., Ltd., Class H 4,460,000 2,749,146
Power Construction Corp. of
China, Ltd., Class A 348,600 226,227
Prinx Chengshan Holdings,
Ltd. 16,000 16,114
Pulike Biological Engineering,
Inc. 12,700 23,643
Pylon Technologies Co., Ltd.,
Class A 7,926 44,658
*Q Technology Group Co., Ltd. 384,000 321,869
*Qi An Xin Technology Group,
Inc., Class A 19,962 84,396
Qianhe Condiment and Food
Co., Ltd., Class A 41,344 64,007
*Qinchuan Machine Tool &
Tool Group Share Co., Ltd.,
Class A 18,800 32,827
Qingdao Citymedia Co., Ltd.,
Class A 39,900 35,988
Qingdao East Steel Tower
Stock Co., Ltd., Class A 66,400 69,566
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 20,100 45,488
Qingdao Gaoce Technology
Co., Ltd., Class A 40,991 48,920
Qingdao Gon Technology Co.,
Ltd., Class A 14,400 49,715
Qingdao Haier Biomedical Co.,
Ltd., Class A 6,619 28,694
Qingdao Hanhe Cable Co.,
Ltd., Class A 98,700 43,289
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class H 18,060 27,240
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 11,000 205,687
Qingdao NovelBeam
Technology Co., Ltd., Class H 4,171 19,814
ΩQingdao Port International
Co., Ltd., Class A 191,000 137,929
Qingdao Rural Commercial
Bank Corp., Class A 200,200 86,155
Qingdao Sentury Tire Co.,
Ltd., Class A 47,600 120,944
Qingdao TGOOD Electric Co.,
Ltd., Class A 41,900 133,019
Qingdao Topscomm
Communication, Inc., Class A 2,468 2,087
Shares Value†
CHINA — (Continued)
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class H 18,100 $ 22,074
*Qinghai Salt Lake Industry
Co., Ltd., Class H 211,200 464,610
#Qinhuangdao Port Co., Ltd.,
Class H 79,500 22,041
*QuantumCTek Co., Ltd.,
Class A 1,802 59,544
Queclink Wireless Solutions
Co., Ltd., Class A 18,700 30,750
Quectel Wireless Solutions
Co., Ltd., Class A 13,300 137,915
Quick Intelligent Equipment
Co., Ltd. 15,400 50,160
*Quzhou Xin'an Development
Co., Ltd., Class A 1,200 444
#*Radiance Holdings Group
Co., Ltd. 59,000 22,977
*Rainbow Digital Commercial
Co., Ltd., Class A 98,400 72,110
Range Intelligent Computing
Technology Group Co., Ltd. 60,400 403,348
*Rastar Group, Class A 100 48
Rayhoo Motor Dies Co., Ltd. 5,900 31,539
Raytron Technology Co., Ltd.,
Class A 15,425 118,341
Realcan Pharmaceutical
Group Co., Ltd., Class A 99,600 40,398
Red Avenue New Materials
Group Co., Ltd., Class H 15,000 66,016
Ω#*Red Star Macalline Group
Corp., Ltd., Class H 472,200 82,204
Ω*Redco Properties Group,
Ltd. 86,000 1,131
Renhe Pharmacy Co., Ltd.,
Class A 74,658 55,225
Rianlon Corp., Class A 12,800 49,382
Richinfo Technology Co., Ltd.,
Class A 22,000 76,770
Risen Energy Co., Ltd., Class
A 26,200 31,880
Riyue Heavy Industry Co.,
Ltd., Class A 26,721 43,683
Rizhao Port Co., Ltd., Class A 170,100 70,162
RoboTechnik Intelligent
Technology Co., Ltd., Class A 4,200 75,573
Rockchip Electronics Co., Ltd.,
Class F 2,800 65,627
Rongan Property Co., Ltd.,
Class A 300 77
*RongFa Nuclear Equipment
Co., Ltd., Class A 107,800 70,551
Rongsheng Petrochemical
Co., Ltd., Class A 394,900 452,279
*Roshow Technology Co., Ltd.,
Class A 32,100 31,512
Ruida Futures Co., Ltd., Class
A 24,100 47,781
Runjian Co., Ltd., Class F 14,200 98,009

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
*Sai Micro Electronics, Inc.,
Class A 10,400 $ 23,279
Sailun Group Co., Ltd., Class
A 100,600 169,022
Sanan Optoelectronics Co.,
Ltd., Class A 112,400 189,930
*SanFeng Intelligent
Equipment Group Co., Ltd.,
Class A 48,500 80,220
Sangfor Technologies, Inc.,
Class A 3,600 48,537
Sanjiang Shopping Club Co.,
Ltd., Class A 40,200 62,954
Sanquan Food Co., Ltd., Class
A 34,800 55,167
*Sansteel Minguang Co., Ltd.,
Class A 134,400 69,665
Sansure Biotech, Inc., Class A 35,600 96,964
Sanwei Holding Group Co.,
Ltd. 14,375 21,563
Sany Heavy Equipment
International Holdings Co.,
Ltd., Class A 838,000 612,720
Sany Heavy Industry Co., Ltd.,
Class A 281,300 730,594
Satellite Chemical Co., Ltd.,
Class A 111,600 277,880
*Saurer Intelligent Technology
Co., Ltd., Class A 200 57
SDIC Power Holdings Co.,
Ltd., Class A 271,000 561,137
Sealand Securities Co., Ltd.,
Class A 99,400 52,070
*Seazen Group, Ltd., Class A 2,445,428 618,082
*Seazen Holdings Co., Ltd.,
Class A 54,900 102,203
S-Enjoy Service Group Co.,
Ltd. 101,000 36,468
Seres Group Co., Ltd., Class R 50,400 902,782
SF Holding Co., Ltd., Class A 238,700 1,428,288
SG Micro Corp., Class A 11,300 156,794
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 84,500 48,912
Shaanxi Coal Industry Co.,
Ltd., Class A 492,700 1,298,611
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 135,200 72,682
*Shaanxi Construction
Machinery Co., Ltd., Class A 87,900 40,003
*Shaanxi Heimao Coking Co.,
Ltd., Class A 154,400 61,563
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 200 234
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class H 219,100 197,314
Shandong Bohui Paper
Industrial Co., Ltd., Class A 99,500 58,826
Shares Value†
CHINA — (Continued)
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class H 36,500 $ 79,191
*Shandong Chenming Paper
Holdings, Ltd., Class A 121,500 8,931
Shandong Dawn Polymer Co.,
Ltd., Class A 20,500 43,998
Shandong Denghai Seeds Co.,
Ltd., Class A 21,700 30,253
*Shandong Dongyue Silicone
Material Co., Ltd., Class H 43,100 43,259
Ω#Shandong Gold Mining Co.,
Ltd., Class A 840,750 2,471,933
Shandong Haihua Co., Ltd.,
Class A 81,200 59,506
Shandong Head Group Co.,
Ltd., Class A 25,600 39,562
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 37,500 292,650
Shandong Hi-speed Co., Ltd.,
Class A 35,400 52,712
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 98,600 75,782
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 83,390 233,779
Shandong Huatai Paper
Industry Shareholding Co.,
Ltd., Class A 89,100 41,774
Shandong Humon Smelting
Co., Ltd., Class A 27,600 41,021
*Shandong Iron and Steel Co.,
Ltd., Class A 289,200 52,089
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 21,700 46,842
Shandong Jinjing Science &
Technology Co., Ltd., Class A 94,800 59,305
Shandong Linglong Tyre Co.,
Ltd., Class A 79,100 154,868
Shandong Lukang Pharma,
Class A 42,100 57,363
*Shandong Minhe Animal
Husbandry Co., Ltd., Class A 16,600 18,715
Shandong Nanshan Aluminum
Co., Ltd., Class A 178,400 89,529
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 100 91
Shandong Pharmaceutical
Glass Co., Ltd., Class A 29,800 90,877
Shandong Publishing & Media
Co., Ltd., Class A 59,800 80,740
Shandong Sun Paper Industry
JSC, Ltd., Class H 166,500 320,721
Shandong Weifang Rainbow
Chemical Co., Ltd., Class H 13,800 99,935

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class A 1,761,600 $ 1,297,115
Shandong WIT Dyne Health
Co., Ltd., Class A 17,500 73,482
Shandong Xiantan Co., Ltd.,
Class H 57,300 46,797
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class A 188,000 133,096
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 57,600 65,573
Shanghai Acrel Co., Ltd. 16,100 50,182
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 24,200 21,361
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 50,600 73,119
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 18,627 223,631
Shanghai AtHub Co., Ltd.,
Class A 30,902 137,957
Shanghai Bailian Group Co.,
Ltd., Class A 57,300 75,237
*Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 43,100 154,665
Shanghai Baolong Automotive
Corp., Class A 12,100 62,237
Shanghai Baosight Software
Co., Ltd., Class A 72,750 268,166
Shanghai Baosteel Packaging
Co., Ltd., Class A 104,000 67,778
Shanghai Belling Co., Ltd.,
Class A 21,600 104,092
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 5,602 149,578
Shanghai Bright Meat Group
Co., Ltd., Class A 57,300 63,893
Shanghai Bright Power
Semiconductor Co., Ltd., Class
A 3,199 43,746
Shanghai Chinafortune Co.,
Ltd., Class A 14,100 25,978
Shanghai Construction Group
Co., Ltd., Class A 390,400 129,360
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 54,340 59,770
Shanghai Datun Energy
Resources Co., Ltd., Class H 25,700 39,151
*Shanghai DZH, Ltd., Class H 34,900 41,027
#*Shanghai Electric Group
Co., Ltd., Class A 1,870,000 614,917
Shanghai Electric Power Co.,
Ltd., Class A 137,600 168,945
Shanghai Environment Group
Co., Ltd., Class H 80,280 86,867
Shares Value†
CHINA — (Continued)
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class H 29,200 $ 41,874
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class A 310,500 559,762
#Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class A 49,000 176,293
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 11,300 74,793
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 15,800 45,098
Shanghai Gentech Co., Ltd.,
Class A 18,957 96,933
Shanghai Hanbell Precise
Machinery Co., Ltd., Class H 18,500 42,096
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 12,140 38,433
Ω#*Shanghai Henlius Biotech,
Inc., Class A 7,000 35,159
Shanghai Huace Navigation
Technology, Ltd., Class A 17,900 104,719
Shanghai Huafon Aluminium
Corp., Class A 48,400 113,527
Shanghai Huayi Group Co.,
Ltd., Class A 56,800 53,105
Shanghai Industrial
Development Co., Ltd., Class
A 200 85
#Shanghai Industrial Holdings,
Ltd. 307,000 468,733
Shanghai Industrial Urban
Development Group, Ltd.,
Class A 4,000 150
Shanghai International Airport
Co., Ltd., Class A 7,000 30,894
Shanghai Jahwa United Co.,
Ltd., Class A 9,000 28,980
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 48,700 161,235
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 42,200 60,690
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 76,900 62,170
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 12,900 31,766
Shanghai Liangxin Electrical
Co., Ltd., Class A 44,400 51,034
Shanghai Lingang Holdings
Corp., Ltd., Class A 95,820 119,755
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 200 242
Shanghai M&G Stationery,
Inc., Class A 41,100 166,249

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 28,900 $ 88,053
*Shanghai Medicilon, Inc.,
Class A 6,049 24,975
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 2,452 28,477
*Shanghai Milkground Food
Tech Co., Ltd., Class A 9,200 32,951
Shanghai Moons' Electric Co.,
Ltd., Class H 7,800 70,641
*Shanghai New Power
Automotive Technology Co.,
Ltd., Class H 78,800 57,964
#Shanghai Pharmaceuticals
Holding Co., Ltd., Class A 538,900 738,019
Shanghai Pret Composites
Co., Ltd., Class A 65,000 92,318
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 726,643 1,094,980
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 65,660 151,755
Shanghai QiFan Cable Co.,
Ltd., Class A 22,100 44,454
Shanghai RAAS Blood
Products Co., Ltd., Class A 223,800 206,470
Shanghai Runda Medical
Technology Co., Ltd., Class A 29,700 73,993
Shanghai Rural Commercial
Bank Co., Ltd., Class A 78,400 90,546
*Shanghai Shenda Co., Ltd.,
Class A 100 44
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 50,000 70,327
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 10,000 51,628
Shanghai Stonehill Technology
Co., Ltd., Class A 178,200 126,180
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 31,300 40,711
Shanghai Tunnel Engineering
Co., Ltd., Class A 53,800 44,012
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 46,500 71,861
Shanghai Wanye Enterprises
Co., Ltd., Class A 33,200 65,823
Shanghai Yaoji Technology
Co., Ltd., Class A 22,300 82,998
Shanghai Yongguan Adhesive
Products Corp., Ltd., Class A 10,700 17,978
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 151,100 116,755
Shares Value†
CHINA — (Continued)
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 46,800 $ 168,393
Shanghai Zhenhua Heavy
Industries Co., Ltd., Class A 85,600 50,137
*Shanghai Zhonggu Logistics
Co., Ltd., Class A 110,604 163,628
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 87,700 75,603
Shanjin International Gold Co.,
Ltd., Class A 89,200 248,350
Shannon Semiconductor
Technology Co., Ltd., Class A 11,700 49,321
*Shantou Wanshun New
Material Group Co., Ltd., Class
A 44,400 28,325
Shantui Construction
Machinery Co., Ltd., Class A 64,700 77,481
Shanxi Blue Flame Holding
Co., Ltd., Class A 64,400 56,668
Shanxi Coal International
Energy Group Co., Ltd., Class
A 119,800 155,984
Shanxi Coking Co., Ltd., Class
A 67,830 32,455
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 287,600 253,467
Shanxi Guoxin Energy Corp.,
Ltd., Class A 126,400 43,969
Shanxi Hi-speed Group Co.,
Ltd., Class A 92,300 63,452
*Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 77,900 72,403
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 150,800 226,412
*Shanxi Meijin Energy Co.,
Ltd., Class A 112,300 64,849
Shanxi Securities Co., Ltd.,
Class A 53,800 41,719
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 202,000 98,039
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 43,140 1,210,592
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 68,900 36,093
Shanying International Holding
Co., Ltd., Class A 75,700 17,486
Sharetronic Data Technology
Co., Ltd., Class A 8,400 120,805
Shede Spirits Co., Ltd., Class
A 15,200 118,579
Shenergy Co., Ltd., Class A 26,700 32,378
Shengda Resources Co., Ltd.,
Class A 704,800 1,304,324
Shenghe Resources Holding
Co., Ltd., Class A 35,000 50,913
*Shengyi Electronics Co., Ltd.,
Class A 16,561 58,974

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Shengyi Technology Co., Ltd.,
Class A 65,500 $ 218,748
Shenma Industry Co., Ltd. 22,500 24,841
Shennan Circuits Co., Ltd.,
Class H 10,300 154,390
ΩShenwan Hongyuan Group
Co., Ltd., Class H 524,000 139,198
*Shenyang Jinbei Automotive
Co., Ltd., Class A 84,600 62,462
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 7,420 81,951
Shenzhen Agricultural Power
Group Co., Ltd., Class A 72,600 63,285
Shenzhen Airport Co., Ltd.,
Class A 67,100 62,458
Shenzhen Aisidi Co., Ltd.,
Class A 66,100 105,604
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 55,500 73,942
Shenzhen BSC Technology
Co., Ltd., Class A 9,900 38,099
Shenzhen Capchem
Technology Co., Ltd., Class A 30,020 131,130
Shenzhen Center Power Tech
Co., Ltd., Class A 22,400 44,072
Shenzhen Cereals Holdings
Co., Ltd., Class A 48,950 45,227
Shenzhen Changhong
Technology Co., Ltd., Class A 20,700 36,145
Shenzhen Click Technology
Co., Ltd., Class A 24,200 40,726
Shenzhen Colibri Technologies
Co., Ltd., Class A 18,100 37,652
Shenzhen Comix Group Co.,
Ltd., Class A 23,700 22,484
Shenzhen Das Intellitech Co.,
Ltd., Class A 117,200 51,081
Shenzhen Desay Battery
Technology Co., Class A 20,540 59,786
*Shenzhen Dynanonic Co.,
Ltd., Class A 9,060 34,904
Shenzhen Energy Group Co.,
Ltd., Class A 216,000 190,068
Shenzhen Envicool
Technology Co., Ltd., Class A 27,580 119,865
*Shenzhen Everwin Precision
Technology Co., Ltd., Class H 49,100 145,277
Shenzhen Expressway Corp.,
Ltd., Class A 160,000 136,175
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 53,400 91,922
*Shenzhen Fenda Technology
Co., Ltd., Class A 28,500 27,978
Shenzhen Fortune Trend
Technology Co., Ltd., Class A 1,087 20,266
Shenzhen FRD Science &
Technology Co., Ltd., Class A 29,900 80,082
Shares Value†
CHINA — (Continued)
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 40,800 $ 43,643
Shenzhen Gas Corp., Ltd.,
Class A 96,400 84,561
Shenzhen Gongjin Electronics
Co., Ltd., Class H 42,100 53,022
Shenzhen Goodix Technology
Co., Ltd., Class A 17,300 167,144
Shenzhen H&T Intelligent
Control Co., Ltd., Class H 32,400 87,936
*Shenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class A 100 150
Ω*Shenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class A 24,500 14,059
Shenzhen Heungkong Holding
Co., Ltd., Class A 400 90
Shenzhen Honor Electronic
Co., Ltd. 3,200 47,948
Shenzhen Hopewind Electric
Co., Ltd., Class A 22,700 93,038
Shenzhen Huaqiang Industry
Co., Ltd., Class A 34,300 120,822
*Shenzhen Infogem
Technologies Co., Ltd., Class
A 12,500 54,017
Shenzhen Inovance
Technology Co., Ltd., Class A 39,250 386,337
*Shenzhen International
Holdings, Ltd. 1,463,772 1,500,637
Shenzhen Investment, Ltd.,
Class A 1,602,000 163,202
Shenzhen Invt Electric Co.,
Ltd., Class A 41,800 44,310
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 36,500 51,840
Shenzhen Jinjia Group Co.,
Ltd., Class A 102,300 50,635
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 47,300 38,175
Shenzhen Kaifa Technology
Co., Ltd., Class A 59,900 147,172
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 17,200 32,186
Shenzhen Kedali Industry Co.,
Ltd., Class A 12,700 229,687
Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 25,800 52,145
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 31,100 64,182
Shenzhen Kinwong Electronic
Co., Ltd., Class A 42,600 163,238
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 18,500 57,358

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 35,300 $ 45,962
Shenzhen Leaguer Co., Ltd.,
Class A 55,500 63,030
Shenzhen Lifotronic
Technology Co., Ltd., Class A 30,174 53,601
Shenzhen Megmeet Electrical
Co., Ltd., Class A 17,700 105,277
Shenzhen Microgate
Technology Co., Ltd., Class A 42,500 59,719
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 53,500 1,615,769
Shenzhen MTC Co., Ltd.,
Class A 239,100 141,687
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 171,600 53,557
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 23,500 169,339
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 204,700 72,331
Shenzhen Noposin Crop
Science Co., Ltd., Class A 47,900 62,302
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 266,500 86,474
Shenzhen Qingyi Photomask,
Ltd., Class A 17,593 66,205
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 40,600 228,309
Shenzhen SC New Energy
Technology Corp., Class A 18,400 138,989
Shenzhen SED Industry Co.,
Ltd., Class A 40,400 125,701
Shenzhen SEG Co., Ltd.,
Class A 48,400 54,767
Shenzhen Senior Technology
Material Co., Ltd., Class A 59,000 73,657
*Shenzhen Sinexcel Electric
Co., Ltd., Class A 22,600 92,256
*Shenzhen Sinovatio
Technology Co., Ltd., Class A 9,200 28,853
Shenzhen Sunline Tech Co.,
Ltd., Class A 40,500 70,496
Shenzhen Sunlord Electronics
Co., Ltd., Class A 42,900 164,211
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 9,200 31,370
Shenzhen Suntak Circuit
Technology Co., Ltd., Class A 57,300 79,413
Shenzhen Sunway
Communication Co., Ltd.,
Class A 37,900 103,645
Shenzhen Tagen Group Co.,
Ltd., Class A 118,800 58,149
Shenzhen Topband Co., Ltd.,
Class A 55,800 107,331
Shares Value†
CHINA — (Continued)
Shenzhen Topraysolar Co.,
Ltd., Class A 106,800 $ 43,758
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 59,000 65,301
Shenzhen Transsion Holdings
Co., Ltd., Class A 48,294 497,468
Shenzhen United Winners
Laser Co., Ltd., Class A 22,196 48,248
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 9,300 35,585
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 56,500 142,392
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 107,600 67,017
Shenzhen Yinghe Technology
Co., Ltd., Class A 27,600 62,386
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 39,800 37,867
Shenzhen Ysstech Info-tech
Co., Ltd., Class A 45,700 131,448
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 42,500 120,958
*Shenzhen Zhenye Group Co.,
Ltd., Class A 300 262
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 203,500 124,788
Shenzhou International Group
Holdings, Ltd., Class A 583,000 4,044,695
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 9,100 42,840
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 97,900 303,666
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 70,140 132,503
Shinva Medical Instrument
Co., Ltd., Class A 36,140 73,093
#Shougang Fushan Resources
Group, Ltd., Class A 1,635,133 518,708
*<Shouhang High-Tech
Energy Co., Ltd., Class A 112,100 1,079
Shuangliang Eco-Energy
Systems Co., Ltd., Class A 111,500 67,300
Shui On Land, Ltd. 2,137,500 181,922
*Siasun Robot & Automation
Co., Ltd., Class A 27,400 62,762
Sichuan Changhong Electric
Co., Ltd., Class A 139,800 201,823
Sichuan Chengfei Integration
Technology Corp., Class A 15,100 34,505
Sichuan Chuantou Energy Co.,
Ltd., Class A 105,700 246,912
Sichuan Development Lomon
Co., Ltd., Class A 37,500 56,767
Sichuan EM Technology Co.,
Ltd., Class H 21,600 26,699

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Sichuan Expressway Co., Ltd.,
Class A 150,000 $ 83,562
Sichuan Furong Technology
Co., Ltd., Class A 13,871 21,284
Sichuan Haite High-tech Co.,
Ltd., Class A 37,100 47,081
Sichuan Hebang
Biotechnology Co., Ltd., Class
A 384,200 89,273
Sichuan Hexie Shuangma Co.,
Ltd., Class A 27,200 58,714
*Sichuan Hongda Co., Ltd.,
Class A 66,700 61,168
Sichuan Injet Electric Co., Ltd.,
Class A 11,400 62,539
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 15,900 38,694
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 45,100 224,533
*Sichuan Lutianhua Co., Ltd.,
Class A 83,700 55,584
Sichuan New Energy Power
Co., Ltd., Class A 60,300 84,731
Sichuan Road and Bridge
Group Co., Ltd., Class A 243,200 290,575
Sichuan Swellfun Co., Ltd.,
Class A 18,300 114,608
Sichuan Teway Food Group
Co., Ltd., Class A 27,200 41,960
Sichuan Yahua Industrial
Group Co., Ltd., Class A 38,100 58,670
Sieyuan Electric Co., Ltd.,
Class A 34,800 344,354
Sihuan Pharmaceutical
Holdings Group, Ltd. 2,422,000 224,875
ΩSimcere Pharmaceutical
Group, Ltd. 414,000 467,670
Sineng Electric Co., Ltd., Class
A 18,600 71,375
Sino Biopharmaceutical, Ltd.,
Class A 7,754,000 3,909,647
*Sino Geophysical Co., Ltd. 16,900 37,689
Sino-Agri Leading Biosciences
Co., Ltd. 12,600 22,434
Sinocare, Inc., Class A 13,700 38,916
*Sinochem International Corp.,
Class A 121,600 59,854
Sinofert Holdings, Ltd., Class A 2,124,000 320,461
Sinofibers Technology Co.,
Ltd., Class A 16,500 80,649
Sinolink Securities Co., Ltd.,
Class A 34,600 38,628
Sinoma International
Engineering Co., Class A 141,100 177,704
Sinoma Science & Technology
Co., Ltd., Class A 47,300 89,551
Sinomach Automobile Co.,
Ltd., Class A 73,800 64,432
Shares Value†
CHINA — (Continued)
Sinomach Precision Industry
Group Co., Ltd., Class A 13,200 $ 27,822
Sinomine Resource Group
Co., Ltd., Class A 33,120 132,695
Sinopec Engineering Group
Co., Ltd., Class A 1,190,000 848,608
*Sinopec Oilfield Equipment
Corp., Class H 50,400 41,369
*Sinopec Oilfield Service
Corp., Class H 462,000 35,150
*Sinopec Shanghai
Petrochemical Co., Ltd., Class
A 1,348,000 199,905
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class H 6,989 50,881
Sinopharm Group Co., Ltd.,
Class A 1,154,800 2,731,122
Sino-Platinum Metals Co., Ltd.,
Class A 40,500 73,391
Sinoseal Holding Co., Ltd.,
Class A 13,000 64,471
Sinosoft Co., Ltd., Class A 38,640 100,994
Sinosteel Engineering &
Technology Co., Ltd., Class H 85,500 75,823
Sinosteel New Materials Co.,
Ltd., Class H 39,800 42,683
#Sinotrans, Ltd., Class A 1,308,000 568,424
Sinotruk Jinan Truck Co., Ltd.,
Class A 53,440 124,687
Skshu Paint Co., Ltd., Class F 12,500 83,234
Skyworth Digital Co., Ltd.,
Class A 38,000 58,568
#Skyworth Group, Ltd. 844,238 324,426
ΩSmoore International
Holdings, Ltd. 1,217,000 2,112,373
Snowsky Salt Industry Group
Co., Ltd., Class A 108,200 74,234
Sokan New Materials Group
Co., Ltd., Class A 3,944 21,712
Songcheng Performance
Development Co., Ltd., Class
A 69,200 88,959
Sonoscape Medical Corp.,
Class A 14,800 63,061
SooChow Securities Co., Ltd.,
Class A 74,890 80,623
*South Manganese
Investment, Ltd. 1,000 35
Southern Publishing & Media
Co., Ltd. 38,600 87,515
Southwest Securities Co., Ltd.,
Class A 194,600 110,234
Spring Airlines Co., Ltd., Class
A 33,000 243,557
SSY Group, Ltd. 1,120,000 426,064
Stanley Agricultural Group Co.,
Ltd., Class A 22,900 26,416
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 92,900 96,563

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
StarPower Semiconductor,
Ltd., Class A 8,420 $ 95,450
State Grid Information &
Communication Co., Ltd.,
Class A 65,400 162,664
State Grid Yingda Co., Ltd.,
Class A 140,700 93,823
STO Express Co., Ltd., Class
A 77,300 113,401
Sumavision Technologies Co.,
Ltd., Class A 60,400 43,681
Sumec Corp., Ltd., Class A 64,000 83,155
Sun Art Retail Group, Ltd.,
Class A 1,465,500 349,617
*Sun Create Electronics Co.,
Ltd., Class A 8,600 22,005
#*Sun King Technology Group,
Ltd. 118,000 16,890
Sunflower Pharmaceutical
Group Co., Ltd., Class A 75,800 163,518
Sungrow Power Supply Co.,
Ltd., Class A 86,120 717,548
Suning Universal Co., Ltd.,
Class A 119,700 35,549
Sunny Optical Technology
Group Co., Ltd. 483,000 4,079,655
Sunresin New Materials Co.,
Ltd., Class A 19,700 117,931
Sunrise Group Co., Ltd., Class
A 64,700 48,037
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 6,066 24,253
*Sunstone Development Co.,
Ltd., Class A 20,900 49,885
Sunward Intelligent Equipment
Co., Ltd., Class A 53,303 51,228
*Sunwave Communications
Co., Ltd., Class A 100 99
Sunwoda Electronic Co., Ltd.,
Class A 41,700 109,049
Suofeiya Home Collection Co.,
Ltd., Class A 20,900 43,707
SUPCON Technology Co.,
Ltd., Class F 23,893 154,957
Suzhou Anjie Technology Co.,
Ltd., Class A 35,800 63,299
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 97,600 347,287
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 116,900 55,772
Suzhou Good-Ark Electronics
Co., Ltd., Class A 33,300 41,893
Suzhou Maxwell Technologies
Co., Ltd., Class A 9,988 95,414
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 87,000 63,278
Shares Value†
CHINA — (Continued)
*Suzhou Secote Precision
Electronic Co., Ltd., Class A 7,700 $ 45,714
Suzhou SLAC Precision
Equipment Co., Ltd., Class A 29,900 55,046
*Suzhou Sushi Testing Group
Co., Ltd., Class A 33,500 72,175
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 22,960 216,461
Suzhou Veichi Electric Co.,
Ltd. 4,673 32,382
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 4,448 66,116
*SVG Optronics Co., Ltd. 13,700 36,580
Symphony Holdings, Ltd. 120,000 12,689
SYoung Group Co., Ltd., Class
A 22,300 38,847
Taiji Computer Corp., Ltd.,
Class A 21,400 70,763
*Taiyuan Heavy Industry Co.,
Ltd., Class A 69,500 22,456
*Talkweb Information System
Co., Ltd., Class A 37,900 173,523
*Tangrenshen Group Co., Ltd.,
Class A 43,600 29,014
*Tangshan Jidong Cement
Co., Ltd., Class A 90,600 58,920
TangShan Port Group Co.,
Ltd., Class A 213,400 117,656
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 120,100 80,252
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 16,300 31,779
Tasly Pharmaceutical Group
Co., Ltd., Class A 51,000 106,653
Tayho Advanced Materials
Group Co., Ltd., Class A 31,500 44,176
TBEA Co., Ltd., Class A 151,760 240,581
TCL Electronics Holdings, Ltd.,
Class A 1,275,000 1,612,925
TCL Technology Group Corp.,
Class A 717,490 409,391
TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 152,850 160,979
TDG Holdings Co., Ltd. 24,400 21,806
Telling Telecommunication
Holding Co., Ltd., Class A 48,800 64,814
Tencent Holdings, Ltd., Class
A 3,504,700 215,668,284
Tencent Music Entertainment
Group, ADR 378,180 5,075,176
Three Squirrels, Inc., Class A 19,100 70,143
Three's Co. Media Group Co.,
Ltd., Class A 10,738 40,925
Thunder Software Technology
Co., Ltd., Class A 12,700 96,719
Tian An China Investment Co.,
Ltd., Class A 8,000 4,405

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Tian Di Science & Technology
Co., Ltd., Class A 175,000 $ 148,937
Tian Lun Gas Holdings, Ltd.,
Class A 81,500 27,536
*Tianfeng Securities Co., Ltd.,
Class A 148,300 79,725
#Tiangong International Co.,
Ltd., Class A 764,000 207,879
Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
H 26,700 67,730
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 58,800 27,325
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 11,700 47,487
Tianjin Port Co., Ltd., Class A 112,400 68,307
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 21,000 58,872
Tianjin Teda Co., Ltd., Class A 76,000 38,558
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 21,300 16,693
*Tianma Microelectronics Co.,
Ltd., Class A 107,500 117,947
Tianneng Battery Group Co.,
Ltd. 17,650 62,901
#Tianqi Lithium Corp., Class A 86,600 257,967
*Tianrun Industry Technology
Co., Ltd., Class A 69,200 58,704
Tianshan Aluminum Group
Co., Ltd., Class A 256,900 262,792
Tianshui Huatian Technology
Co., Ltd., Class A 134,600 171,738
Tibet Huayu Mining Co., Ltd.,
Class A 13,300 32,367
Tibet Mineral Development
Co., Ltd., Class A 12,200 31,099
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 11,800 57,595
Time Interconnect Technology,
Ltd. 174,000 91,323
Tingyi Cayman Islands Holding
Corp., Class F 1,372,000 2,484,026
Titan Wind Energy Suzhou
Co., Ltd., Class A 35,400 31,296
TKD Science and Technology
Co., Ltd., Class A 24,100 44,567
Tofflon Science & Technology
Group Co., Ltd., Class A 15,500 25,041
Toly Bread Co., Ltd., Class A 57,600 43,003
Tong Ren Tang Technologies
Co., Ltd., Class H 403,000 246,331
Tongcheng Travel Holdings,
Ltd., Class A 1,157,600 3,060,183
*Tongding Interconnection
Information Co., Ltd., Class A 45,300 28,713
TongFu Microelectronics Co.,
Ltd., Class A 77,100 271,586
Shares Value†
CHINA — (Continued)
*Tongguan Gold Group, Ltd.,
Class A 2,000 $ 307
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 101,000 100,400
*Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 24,200 58,128
Tongkun Group Co., Ltd.,
Class A 103,200 154,377
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 107,900 99,396
Tongling Nonferrous Metals
Group Co., Ltd., Class A 667,900 290,184
Tongwei Co., Ltd., Class A 119,600 268,201
Tongyu Heavy Industry Co.,
Ltd., Class A 191,000 64,076
Topchoice Medical Corp.,
Class A 18,346 101,224
Topsec Technologies Group,
Inc., Class A 83,100 82,378
ΩTopsports International
Holdings, Ltd. 2,141,000 855,881
Toread Holdings Group Co.,
Ltd. 46,700 65,171
*Towngas Smart Energy Co.,
Ltd., Class F 609,043 274,885
*TPV Technology Co., Ltd.,
Class R 196,200 62,314
TravelSky Technology, Ltd.,
Class H 744,000 1,038,090
*Trigiant Group, Ltd., Class A 2,000 77
Trina Solar Co., Ltd., Class A 83,697 150,749
Trip.com Group, Ltd. 269,550 16,267,476
Trip.com Group, Ltd.,
Sponsored ADR 57,078 3,367,031
Triumph Science &
Technology Co., Ltd., Class A 28,700 42,143
TRS Information Technology
Corp., Ltd., Class R 16,771 42,036
Truking Technology, Ltd.,
Class A 28,700 29,437
Truly International Holdings,
Ltd. 494,000 60,518
ΩTsaker New Energy Tech
Co., Ltd. 1,000 88
*Tsinghua Tongfang Co., Ltd.,
Class H 27,000 25,837
Tsingtao Brewery Co., Ltd.,
Class H 396,000 2,803,513
TSP Wind Power Group Co.,
Ltd. 24,200 21,128
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 321,500 12,377
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 10,200 89,726
Unilumin Group Co., Ltd.,
Class A 53,600 51,071

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Uni-President China Holdings,
Ltd. 1,024,000 $ 1,228,055
Unisplendour Corp., Ltd.,
Class A 25,300 87,450
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 91,100 173,227
*UTour Group Co., Ltd., Class
A 63,400 69,038
V V Food & Beverage Co.,
Ltd., Class A 99,500 48,018
Valiant Co., Ltd., Class A 66,300 99,543
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 12,700 30,488
Vatti Corp., Ltd., Class A 45,200 40,208
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 6,700 19,327
Ω*<Venus MedTech
Hangzhou, Inc., Class H 110,000 36,172
Venustech Group, Inc., Class
A 28,200 59,942
Victory Giant Technology
Huizhou Co., Ltd., Class A 33,100 332,902
Vipshop Holdings, Ltd.,
Sponsored ADR 307,084 4,182,484
Visual China Group Co., Ltd.,
Class A 19,100 53,572
Ω*Viva Biotech Holdings 247,000 46,822
#*Vnet Group, Inc., Sponsored
ADR 17,644 110,981
Walvax Biotechnology Co.,
Ltd., Class A 19,900 27,361
*Wanda Film Holding Co., Ltd.,
Class A 79,300 122,659
Wangneng Environment Co.,
Ltd., Class A 30,600 74,973
Wangsu Science &
Technology Co., Ltd., Class A 67,800 108,600
Wanguo Gold Group, Ltd.,
Class A 56,000 164,649
Wanhua Chemical Group Co.,
Ltd., Class A 169,100 1,265,716
Want Want China Holdings,
Ltd., Class A 2,593,000 1,701,983
Wanxiang Qianchao Co., Ltd.,
Class A 95,100 84,990
Warom Technology, Inc. Co. 20,700 58,487
Wasion Holdings, Ltd., Class A 476,000 492,899
Wasu Media Holding Co., Ltd.,
Class A 57,900 61,298
Weichai Power Co., Ltd., Class
A 1,623,000 3,181,245
Weifu High-Technology Group
Co., Ltd., Class A 22,300 59,941
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 34,700 44,799
Weihai Guangwei Composites
Co., Ltd., Class A 44,660 178,439
Shares Value†
CHINA — (Continued)
Weilong Delicious Global
Holdings, Ltd. 249,000 $ 524,670
Ω*Weimob, Inc. 210,000 45,495
*Wellhope Foods Co., Ltd.,
Class A 49,600 56,943
Wencan Group Co., Ltd.,
Class A 21,100 59,211
Wens Foodstuff Group Co.,
Ltd., Class A 260,200 606,031
Wenzhou Yihua Connector
Co., Ltd., Class A 6,500 36,838
#West China Cement, Ltd. 1,858,000 373,771
Western Mining Co., Ltd.,
Class A 131,600 278,283
*Western Region Gold Co.,
Ltd., Class A 13,000 28,866
Western Securities Co., Ltd.,
Class A 189,700 195,876
Western Superconducting
Technologies Co., Ltd., Class
A 26,725 172,332
Will Semiconductor Co., Ltd.,
Class A 37,333 675,394
Willfar Information Technology
Co., Ltd. 8,119 40,119
Winall Hi-Tech Seed Co., Ltd.,
Class A 62,460 78,921
Windey Energy Technology
Group Co., Ltd., Class A 37,400 54,044
Wingtech Technology Co.,
Ltd., Class A 39,900 190,196
Winner Medical Co., Ltd.,
Class A 13,500 96,927
Winning Health Technology
Group Co., Ltd., Class A 77,900 109,676
Wolong Electric Group Co.,
Ltd., Class A 48,800 172,570
*World Union Group, Inc.,
Class A 130,020 39,865
Wuchan Zhongda Group Co.,
Ltd., Class A 207,500 145,500
Wuhan DR Laser Technology
Corp., Ltd., Class A 6,600 52,260
Wuhan East Lake High
Technology Group Co., Ltd.,
Class A 17,400 20,909
Wuhan Easydiagnosis
Biomedicine Co., Ltd., Class A 16,300 42,334
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 31,300 51,470
Wuhan Guide Infrared Co.,
Ltd., Class A 133,818 151,790
Wuhan Jingce Electronic
Group Co., Ltd., Class A 4,700 39,309
*Wuhan P&S Information
Technology Co., Ltd., Class A 71,500 100,764
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 11,300 27,717

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Wuhu Token Science Co.,
Ltd., Class A 46,500 $ 36,250
Wuliangye Yibin Co., Ltd.,
Class A 175,300 3,101,951
WUS Printed Circuit Kunshan
Co., Ltd., Class H 86,150 330,471
Wushang Group Co., Ltd.,
Class H 37,700 48,258
ΩWuXi AppTec Co., Ltd.,
Class A 231,800 1,797,977
Wuxi Autowell Technology
Co., Ltd., Class A 9,540 43,351
Wuxi Best Precision Machinery
Co., Ltd. 23,700 90,522
Ω*Wuxi Biologics Cayman,
Inc., Class A 2,170,500 6,381,601
Wuxi Boton Technology Co.,
Ltd., Class A 17,400 55,000
Wuxi Chipown Micro-
Electronics, Ltd. 8,567 65,055
Wuxi DK Electronic Materials
Co., Ltd., Class A 4,200 21,476
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 28,700 36,027
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 42,500 116,400
Wuxi NCE Power Co., Ltd.,
Class A 21,560 91,656
Wuxi Paike New Materials
Technology Co., Ltd., Class A 9,900 75,381
Wuxi Rural Commercial Bank
Co., Ltd., Class A 70,000 53,223
Wuxi Taiji Industry, Ltd. Co.,
Class A 92,700 80,551
Wuxi Xinje Electric Co., Ltd.,
Class A 8,900 62,774
Wuzhou Special Paper Group
Co., Ltd. 25,300 39,238
XCMG Construction Machinery
Co., Ltd., Class A 532,500 645,015
*XD, Inc. 120,600 558,312
XGD, Inc., Class A 26,200 79,538
ΩXiabuxiabu Catering
Management China Holdings
Co., Ltd., Class A 619,000 58,270
Xiamen Amoytop Biotech Co.,
Ltd., Class A 23,661 241,711
Xiamen Bank Co., Ltd., Class
A 99,300 78,640
Xiamen C & D, Inc., Class A 53,370 76,534
Xiamen Changelight Co., Ltd.,
Class A 48,700 71,110
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 38,900 33,534
Xiamen Faratronic Co., Ltd.,
Class A 13,100 187,498
Shares Value†
CHINA — (Continued)
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 10,000 $ 37,191
Xiamen Intretech, Inc., Class A 22,600 47,511
Xiamen ITG Group Corp., Ltd.,
Class A 101,700 87,672
Xiamen Jihong Technology
Co., Ltd., Class A 17,200 32,540
Xiamen Kingdomway Group
Co., Class A 28,800 62,802
Xiamen Port Development Co.,
Ltd., Class A 61,000 61,980
Xiamen Tungsten Co., Ltd.,
Class A 66,400 167,251
Xiamen Xiangyu Co., Ltd.,
Class A 112,700 100,564
*Xian International Medical
Investment Co., Ltd., Class A 64,400 44,626
Xi'an Manareco New Materials
Co., Ltd., Class A 12,852 67,430
Xi'An Shaangu Power Co.,
Ltd., Class A 38,100 43,426
*Xi'an Tian He Defense
Technology Co., Ltd., Class A 26,800 42,043
Xi'an Triangle Defense Co.,
Ltd., Class A 5,700 19,357
Xiandai Investment Co., Ltd.,
Class A 92,200 50,200
Xiangcai Co., Ltd., Class A 87,200 93,396
Xiangpiaopiao Food Co., Ltd.,
Class A 10,000 17,613
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 18,300 24,909
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 51,300 69,334
Xianhe Co., Ltd., Class W 23,800 68,947
Ω*Xiaomi Corp., Class A 7,829,400 50,431,162
Xilinmen Furniture Co., Ltd.,
Class A 21,300 44,807
Xinfengming Group Co., Ltd.,
Class A 80,900 119,906
Xinhuanet Co., Ltd., Class A 16,800 51,694
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 22,100 33,546
Xinjiang Joinworld Co., Ltd.,
Class A 45,900 42,030
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class H 90,900 46,492
Xinjiang Xintai Natural Gas
Co., Ltd., Class H 7,700 29,378
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 120,000 14,082
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd., Class H 58,000 77,352
*Xinte Energy Co., Ltd., Class
A 343,600 197,173

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Xinxiang Chemical Fiber Co.,
Ltd., Class A 91,000 $ 48,670
Xinxiang Richful Lube Additive
Co., Ltd., Class A 11,600 98,565
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 133,600 61,903
#*Xinyi Energy Holdings, Ltd. 1,027,732 121,928
*Xinyi Solar Holdings, Ltd.,
Class A 5,080,161 1,696,728
Xinyu Iron & Steel Co., Ltd.,
Class A 79,600 44,215
Xinzhi Group Co., Ltd., Class A 24,200 57,329
*Xizang Zhufeng Resources
Co., Ltd., Class A 44,900 57,844
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 19,300 28,738
*XPeng, Inc., A Shares 674,000 6,331,760
Xtep International Holdings,
Ltd., Class A 1,604,846 1,098,912
Xuji Electric Co., Ltd., Class A 29,400 85,938
Ω*Yadea Group Holdings, Ltd. 835,444 1,512,584
*YaGuang Technology Group
Co., Ltd., Class A 58,600 44,797
Yangling Metron New Material,
Inc., Class H 17,900 46,392
*Yangmei Chemical Co., Ltd.,
Class H 179,600 50,128
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class A 76,000 133,287
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 22,900 152,232
Yankershop Food Co., Ltd.,
Class H 8,930 110,256
#Yankuang Energy Group Co.,
Ltd., Class A 2,965,600 3,101,476
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 7,400 22,994
Yantai China Pet Foods Co.,
Ltd., Class A 14,400 111,764
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 21,800 44,810
Yantai Eddie Precision
Machinery Co., Ltd., Class A 20,600 53,219
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 48,800 210,680
YanTai Shuangta Food Co.,
Ltd., Class A 57,200 41,839
Yantai Zhenghai Bio-tech Co.,
Ltd., Class A 10,500 27,978
*Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 39,109 66,730
#*Yeahka, Ltd., Class A 106,000 106,483
Yealink Network Technology
Corp., Ltd., Class A 50,200 229,079
Yechiu Metal Recycling China,
Ltd., Class A 155,100 50,966
Shares Value†
CHINA — (Continued)
YGSOFT, Inc., Class A 93,600 $ 73,226
Yibin Tianyuan Group Co.,
Ltd., Class H 81,100 48,839
Ω#*YiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 163,000 262,323
Yifan Pharmaceutical Co., Ltd.,
Class A 39,700 61,898
Yifeng Pharmacy Chain Co.,
Ltd., Class A 53,359 208,353
Yihai International Holding,
Ltd., Class A 553,000 955,575
*Yijiahe Technology Co., Ltd.,
Class A 10,700 54,271
Yindu Kitchen Equipment Co.,
Ltd. 11,600 35,040
Yingkou Jinchen Machinery
Co., Ltd. 10,400 33,717
Yixintang Pharmaceutical
Group Co., Ltd., Class A 40,400 78,820
Yizumi Holdings Co., Ltd.,
Class A 30,800 86,812
Yonfer Agricultural Technology
Co., Ltd., Class A 81,400 151,984
*Yonghui Superstores Co.,
Ltd., Class A 191,500 135,860
Yongjin Technology Group
Co., Ltd., Class A 29,500 66,194
YongXing Special Materials
Technology Co., Ltd., Class A 30,600 129,036
*Yonyou Network Technology
Co., Ltd., Class A 58,400 117,150
Yotrio Group Co., Ltd., Class A 97,400 46,737
Youcare Pharmaceutical
Group Co., Ltd. 11,545 26,191
Youngor Fashion Co., Ltd.,
Class A 139,800 143,967
Youngy Co., Ltd., Class A 12,100 45,218
Youzu Interactive Co., Ltd.,
Class A 47,400 61,391
YTO Express Group Co., Ltd.,
Class A 111,800 201,059
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 37,900 52,682
#Yuexiu Property Co., Ltd.,
Class A 945,000 572,749
Yuexiu Transport
Infrastructure, Ltd., Class A 464,000 205,831
*Yueyang Forest & Paper Co.,
Ltd., Class A 34,600 20,408
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 22,741 44,336
Yum China Holdings, Inc. 214,300 10,020,398
Yum China Holdings, Inc.,
Class A 59,850 2,592,103
YUNDA Holding Group Co.,
Ltd., Class A 152,700 142,345
Yunnan Aluminium Co., Ltd.,
Class A 120,400 251,620

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Yunnan Baiyao Group Co.,
Ltd., Class A 61,140 $ 481,423
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 247,200 172,658
Yunnan Copper Co., Ltd.,
Class A 114,500 183,245
Yunnan Energy New Material
Co., Ltd., Class A 41,200 156,910
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 16,000 40,873
Yunnan Nantian Electronics
Information Co., Ltd., Class A 25,600 59,379
Yunnan Tin Co., Ltd., Class A 87,200 165,331
Yunnan Yuntianhua Co., Ltd.,
Class A 101,500 311,623
Yusys Technologies Co., Ltd.,
Class A 36,800 121,533
Yutong Bus Co., Ltd., Class A 48,000 176,869
Yutong Heavy Industries Co.,
Ltd. 32,900 50,889
*Zai Lab, Ltd. 71,700 226,527
#*Zai Lab, Ltd., Sponsored
ADR 3,960 125,492
Zangge Mining Co., Ltd., Class
A 18,300 90,931
ZBOM Home Collection Co.,
Ltd., Class A 32,500 48,751
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class H 24,700 697,307
Zhaojin Mining Industry Co.,
Ltd., Class A 1,131,500 2,693,526
Zhefu Holding Group Co., Ltd.,
Class A 177,300 76,788
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 38,300 57,925
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 22,840 24,557
*Zhejiang Century Huatong
Group Co., Ltd., Class A 105,400 107,672
Zhejiang Cfmoto Power Co.,
Ltd., Class A 6,800 155,200
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 9,200 101,130
Zhejiang China Commodities
City Group Co., Ltd., Class A 178,100 375,388
Zhejiang Chint Electrics Co.,
Ltd., Class A 78,100 239,136
Zhejiang Communications
Technology Co., Ltd., Class A 155,080 82,090
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 43,600 26,316
Zhejiang Crystal-Optech Co.,
Ltd., Class A 55,610 149,859
Shares Value†
CHINA — (Continued)
Zhejiang Dahua Technology
Co., Ltd., Class A 82,700 $ 178,744
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 35,200 68,094
Zhejiang Dingli Machinery Co.,
Ltd., Class A 25,700 153,637
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class H 44,200 68,611
Zhejiang Expressway Co.,
Ltd., Class A 922,760 761,559
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 26,200 54,574
Zhejiang Gongdong Medical
Technology Co., Ltd., Class A 10,200 32,999
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 19,900 24,187
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd., Class A 94,000 145,397
Zhejiang Hailiang Co., Ltd.,
Class A 93,000 122,241
Zhejiang Hailide New Material
Co., Ltd., Class A 82,300 55,672
Zhejiang HangKe Technology,
Inc. Co., Class A 9,200 21,567
Zhejiang Hangmin Co., Ltd.,
Class A 62,651 60,987
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 52,500 36,019
*Zhejiang Hisun
Pharmaceutical Co., Ltd.,
Class A 41,900 51,041
Zhejiang Huace Film &
Television Co., Ltd., Class A 114,100 112,952
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 56,600 111,672
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 22,800 47,304
Zhejiang Huangma
Technology Co., Ltd., Class A 31,000 51,445
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 65,230 303,854
Zhejiang International Group
Co., Ltd., Class A 32,000 44,745
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 47,100 55,368
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 16,200 95,554
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 21,200 52,700
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 63,600 239,772

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Zhejiang Jingu Co., Ltd., Class
A 49,100 $ 93,161
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 50,220 94,251
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 58,600 40,607
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 37,600 120,970
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 44,700 84,198
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 28,700 61,794
Zhejiang Juhua Co., Ltd.,
Class A 84,100 293,816
Zhejiang Lante Optics Co.,
Ltd., Class A 22,689 74,183
Ω*Zhejiang Leapmotor
Technology Co., Ltd., Class A 174,900 1,255,134
Zhejiang Longsheng Group
Co., Ltd., Class A 117,500 158,644
Zhejiang Medicine Co., Ltd.,
Class A 47,300 86,689
Zhejiang Meida Industrial Co.,
Ltd., Class A 43,000 42,153
Zhejiang Meorient Commerce
& Exhibition, Inc., Class A 14,800 40,026
Zhejiang Narada Power
Source Co., Ltd., Class A 42,500 82,450
Zhejiang NHU Co., Ltd., Class
A 117,076 355,903
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 31,600 65,822
Zhejiang Runtu Co., Ltd.,
Class A 56,400 53,971
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 57,900 213,348
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 17,400 105,502
Zhejiang Semir Garment Co.,
Ltd., Class A 92,900 71,784
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class H 55,660 39,641
Zhejiang Shibao Co., Ltd.,
Class H 146,000 62,695
Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 7,300 19,542
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd., Class A 9,200 42,729
Zhejiang Southeast Space
Frame Co., Ltd., Class A 57,100 32,031
Zhejiang Sunoren Solar
Technology Co., Ltd. 38,600 42,935
*Zhejiang Sunriver Culture
Tourism Co., Ltd., Class A 25,900 34,328
Zhejiang Supor Co., Ltd.,
Class A 13,600 105,106
Shares Value†
CHINA — (Continued)
Zhejiang Taihua New Material
Group Co., Ltd., Class A 27,400 $ 35,864
*Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 43,500 27,691
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 25,500 78,044
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 101,100 232,275
Zhejiang Wanliyang Co., Ltd.,
Class A 70,000 70,643
Zhejiang Wanma Co., Ltd.,
Class A 55,200 112,401
Zhejiang Wansheng Co., Ltd.,
Class A 28,900 37,669
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 72,130 193,188
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 41,700 63,411
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 65,400 106,105
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 27,400 73,989
Zhejiang XCC Group Co., Ltd.,
Class A 10,900 56,035
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 52,700 65,067
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 67,440 70,285
Zhejiang Xinao Textiles, Inc.,
Class A 60,000 48,754
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 13,500 44,510
Zhejiang Yankon Group Co.,
Ltd., Class A 100 43
Zhejiang Yasha Decoration
Co., Ltd., Class A 65,700 32,610
Zhejiang Yinlun Machinery
Co., Ltd., Class A 36,000 125,821
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 27,400 81,674
*Zhejiang Yongtai Technology
Co., Ltd., Class A 19,900 28,373
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 4,700 29,603
Zhende Medical Co., Ltd.,
Class H 16,300 42,895
*Zhengzhou Coal Industry &
Electric Power Co., Ltd., Class
H 85,800 42,350
Zhengzhou Coal Mining
Machinery Group Co., Ltd.,
Class A 187,000 312,040

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
CHINA — (Continued)
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 89,800 $ 57,783
Zheshang Development Group
Co., Ltd., Class A 51,800 44,085
Zheshang Securities Co., Ltd.,
Class A 115,600 166,728
Zhewen Interactive Group Co.,
Ltd., Class H 30,100 33,191
*Zhong An Group, Ltd. 3,000 49
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class A 603,000 872,459
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 66,400 26,749
Zhongji Innolight Co., Ltd.,
Class A 56,180 644,897
Zhongjin Gold Corp., Ltd.,
Class A 163,000 305,463
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 9,100 20,094
*Zhongnongfa Seed Industry
Group Co., Ltd., Class A 29,800 26,140
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 104,800 99,855
Zhongshan Public Utilities
Group Co., Ltd., Class A 52,400 61,527
Zhongsheng Group Holdings,
Ltd., Class A 696,000 1,051,894
Zhongtai Securities Co., Ltd.,
Class A 119,400 100,140
*<Zhongtian Financial Group
Co., Ltd., Class A 156,600 –
*Zhongyu Energy Holdings,
Ltd., Class A 38,000 21,022
Zhongyuan Environment-
Protection Co., Ltd., Class A 51,300 57,484
ΩZhou Hei Ya International
Holdings Co., Ltd., Class A 1,036,500 336,825
Zhuhai Huafa Properties Co.,
Ltd., Class A 81,100 56,756
*Zhuhai Zhumian Group Co.,
Ltd., Class A 187,000 168,663
Zhuzhou CRRC Times Electric
Co., Ltd., Class A 322,200 1,294,251
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 24,000 110,873
Zhuzhou Kibing Group Co.,
Ltd., Class A 139,600 103,838
*Zhuzhou Smelter Group Co.,
Ltd., Class A 78,100 107,595
Zhuzhou Times New Material
Technology Co., Ltd., Class A 54,500 85,049
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 90,100 55,126
Zijin Mining Group Co., Ltd.,
Class H 4,454,000 9,752,656
ZJAMP Group Co., Ltd., Class
A 34,400 41,338
Shares Value†
CHINA — (Continued)
ΩZJLD Group, Inc., Class A 18,000 $ 15,088
ZJMI Environmental Energy
Co., Ltd., Class H 33,900 57,423
Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,134,200 817,592
#ZTE Corp., Class H 624,600 1,844,474
ZTO Express Cayman, Inc. 326,300 6,155,969
ZTO Express Cayman, Inc.,
Class A, Sponsored ADR 7,500 138,750
TOTAL CHINA 1,469,647,885
COLOMBIA — (0.1%)
Almacenes Exito SA 108,800 200,058
Bancolombia SA 1,654 19,618
Bancolombia SA, Class F,
Sponsored ADR 68,108 2,746,114
Celsia SA ESP 38,592 36,728
Cementos Argos SA 228,737 580,510
Grupo Argos SA, Class A 26,770 139,301
Grupo Energia Bogota SA
ESP, Class O 24,858 17,243
Interconexion Electrica SA
ESP 127,135 656,146
Mineros SA, Class A 18,404 26,426
Promigas SA ESP 284 451
TOTAL COLOMBIA 4,422,595
CZECH — (0.1%)
CEZ A/S 77,807 3,957,379
*Komercni Banka A/S 42,223 2,049,384
ΩMoneta Money Bank A/S,
Class F 68,921 425,300
TOTAL CZECH 6,432,063
EGYPT — (0.0%)
Commercial International
Bank - Egypt (CIB), Registered
Shares, GDR 1,193,105 1,861,244
TOTAL EGYPT 1,861,244
GREECE — (0.5%)
Aegean Airlines SA 8,503 114,056
#*Aktor SA Holding Company
Technical And Energy Projects 16,634 93,504
Alpha Services and Holdings
SA 1,616,569 3,910,491
Athens Water Supply &
Sewage Co. SA 263 1,737
Autohellas Tourist and Trading
SA 2,934 37,821
Avax SA 35,094 79,627
Bank of Greece, Class A 710 11,057
Eurobank Ergasias Services
and Holdings SA 1,111,069 3,133,525
Fourlis Holdings SA, Class A 10,246 46,414
GEK TERNA SA, Class A 9,573 198,925
Hellenic Exchanges - Athens
Stock Exchange SA 31,108 186,005
Hellenic Telecommunications
Organization SA, Class A 95,115 1,807,801

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
GREECE — (Continued)
HELLENiQ ENERGY Holdings
S.A., Class A 20,007 $ 173,415
Holding Co. ADMIE IPTO SA 82,985 271,680
JUMBO SA, Class A 60,510 1,912,218
*LAMDA Development SA,
Class A 16,341 122,971
Metlen Energy & Metals SA 69,963 3,308,470
Motor Oil Hellas Corinth
Refineries SA 29,739 720,065
National Bank of Greece SA 430,338 4,546,506
OPAP SA, Class A 80,288 1,786,105
Piraeus Financial Holdings SA 534,763 2,984,144
Piraeus Port Authority SA 880 39,513
Plastika Kritis SA 17 288
Public Power Corp. SA 99,774 1,493,718
Quest Holdings SA 2,014 14,469
Sarantis SA 7,359 112,932
Titan Cement International SA,
Class A 19,650 910,239
TOTAL GREECE 28,017,696
HUNGARY — (0.2%)
*4iG Nyrt, Class A 7,228 36,569
MOL Hungarian Oil & Gas PLC 230,945 1,956,495
Opus Global Nyrt 55,285 85,467
OTP Bank Nyrt, Class A 106,432 7,861,846
Richter Gedeon Nyrt 21,145 641,887
TOTAL HUNGARY 10,582,264
INDIA — (20.4%)
360 ONE WAM, Ltd., Class A 99,089 1,156,515
3M India, Ltd. 587 209,207
Aarti Drugs, Ltd. 29,311 121,083
*Aarti Industries, Ltd. 110,513 551,036
Aarti Pharmalabs, Ltd. 43,075 363,710
ABB India, Ltd. 26,490 1,731,588
ACC, Ltd., Class A 41,944 937,343
Accelya Solutions India, Ltd. 2,589 41,116
*Action Construction
Equipment, Ltd. 25,905 358,294
*Adani Energy Solutions, Ltd. 106,286 1,131,818
*Adani Enterprises, Ltd. 41,579 1,132,594
*Adani Green Energy, Ltd. 73,165 780,028
*Adani Ports & Special
Economic Zone, Ltd. 328,676 4,732,678
*Adani Power, Ltd. 447,764 2,819,866
Adani Total Gas, Ltd. 64,684 459,536
ADF Foods, Ltd. 19,376 50,942
*Aditya Birla Fashion and
Retail, Ltd. 250,681 782,008
Aditya Birla Real Estate, Ltd. 30,530 693,002
Advanced Enzyme
Technologies, Ltd., Class F 33,192 112,462
Aegis Logistics, Ltd. 108,997 1,013,286
*Aether Industries, Ltd. 9,213 87,824
*Affle 3i, Ltd. 18,698 350,572
*AGI Greenpac, Ltd. 20,905 202,100
*Ahluwalia Contracts India,
Ltd. 19,461 195,431
AIA Engineering, Ltd. 19,778 747,705
Shares Value†
INDIA — (Continued)
*Ajanta Pharma, Ltd. 29,290 $ 938,188
*Ajmera Realty & Infra India,
Ltd. 7,368 70,847
*Akzo Nobel India, Ltd. 4,765 194,827
*Alembic Pharmaceuticals, Ltd. 37,087 384,352
*Alembic, Ltd. 82,797 97,964
Alkem Laboratories, Ltd. 22,276 1,348,946
Alkyl Amines Chemicals, Class
A 3,742 75,412
Allcargo Logistics, Ltd. 227,709 80,185
*Allied Digital Services, Ltd. 22,887 50,288
Amara Raja Energy & Mobility,
Ltd., Class F 176,880 2,034,825
*Amber Enterprises India, Ltd. 14,933 1,088,021
*Ambika Cotton Mills, Ltd. 940 14,924
Ambuja Cements, Ltd. 413,650 2,642,483
Amrutanjan Health Care, Ltd. 2,397 19,699
*Anant Raj, Ltd. 79,805 426,874
*Andhra Paper, Ltd. 21,504 18,950
Angel One, Ltd., Class A 50,898 1,393,066
Ω*Antony Waste Handling
Cell, Ltd., Class A 11,986 69,568
Anup Engineering Limited
(The) 8,759 309,931
Anupam Rasayan India, Ltd. 3,770 38,758
*Apar Industries, Ltd., Class A 19,584 1,298,820
Apcotex Industries, Ltd., Class
A 3,041 11,031
*APL Apollo Tubes, Ltd. 104,469 2,002,976
Apollo Hospitals Enterprise,
Ltd., Class A 68,829 5,684,169
*Apollo Pipes, Ltd. 2,123 9,906
Apollo Tyres, Ltd. 631,213 3,525,760
Artemis Medicare Services,
Ltd. 10,016 29,989
*Arvind Fashions, Ltd. 64,447 302,349
Arvind, Ltd. 112,797 485,721
*Asahi India Glass, Ltd. 44,707 388,364
*Ashapura Minechem, Ltd. 42,118 165,613
Ashiana Housing, Ltd. 17,770 56,170
Ashok Leyland, Ltd. 1,366,570 3,644,510
*Ashoka Buildcon, Ltd., Class
A 142,213 310,252
Asian Paints, Ltd., Class F 175,433 5,037,038
*Associated Alcohols &
Breweries, Ltd. 1,356 17,617
ΩAster DM Healthcare, Ltd. 110,728 661,809
*Astra Microwave Products,
Ltd. 35,091 344,186
Astral, Ltd. 65,887 1,049,014
AstraZeneca Pharma India,
Ltd. 1,680 172,626
*Atul Auto, Ltd. 2,095 11,518
Atul, Ltd. 7,988 637,839
ΩAU Small Finance Bank, Ltd. 98,382 790,235
AurionPro Solutions, Ltd.,
Class A 8,831 149,152
*Aurobindo Pharma, Ltd.,
Class A 227,825 3,314,480

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
INDIA — (Continued)
*Automotive Axles, Ltd. 1,014 $ 19,861
Avadh Sugar & Energy, Ltd. 3,114 20,385
Avanti Feeds, Ltd., Class A 42,466 439,344
Ω*Avenue Supermarts, Ltd. 55,031 2,735,730
*AWL Agri Business, Ltd. 71,989 227,555
Axis Bank, Ltd. 1,302,976 18,276,018
*AXISCADES Technologies,
Ltd. 14,116 135,214
*Bajaj Auto, Ltd. 39,164 3,722,455
*Bajaj Consumer Care, Ltd. 62,136 122,207
*Bajaj Finserv, Ltd. 187,271 4,326,016
*Bajaj Hindusthan Sugar, Ltd. 608,404 140,644
Bajaj Holdings & Investment,
Ltd. 5,130 727,021
Balaji Amines, Ltd. 7,262 108,616
Balkrishna Industries, Ltd. 40,789 1,291,546
*Balmer Lawrie & Co., Ltd. 39,970 94,641
Balrampur Chini Mills, Ltd. 232,714 1,517,477
*Balu Forge Industries, Ltd. 6,018 36,464
Banco Products India, Ltd. 38,104 165,525
ΩBandhan Bank, Ltd. 601,943 1,180,035
Bank of Baroda, Class A 802,227 2,373,244
Bank of India, Class A 435,321 593,336
Bank of Maharashtra, Class A 506,420 303,671
BASF India, Ltd. 6,980 362,798
*Bata India, Ltd. 35,111 502,205
Bayer CropScience, Ltd. 6,025 334,498
BEML, Ltd. 12,484 467,538
Berger Paints India, Ltd.,
Class A 114,563 737,955
*BF Utilities, Ltd., Class R 13,855 115,757
Bhansali Engineering
Polymers, Ltd. 85,656 109,529
Bharat Bijlee, Ltd. 5,541 191,631
*Bharat Dynamics, Ltd. 49,278 892,191
Bharat Electronics, Ltd. 2,371,592 8,817,282
Bharat Forge, Ltd. 219,212 2,865,094
*Bharat Heavy Electricals, Ltd. 685,497 1,840,569
Bharat Petroleum Corp., Ltd. 1,025,254 3,762,617
*Bharat Rasayan, Ltd. 362 40,646
*Bharat Wire Ropes, Ltd. 9,945 20,188
Bharti Airtel, Ltd. 1,471,993 32,485,904
Biocon, Ltd. 267,341 1,018,306
Birla Corp., Ltd. 20,176 253,144
*BirlaNu, Ltd. 515 11,531
Birlasoft, Ltd. 128,796 594,862
*BL Kashyap & Sons, Ltd. 33,564 25,275
*Black Box, Ltd., Class A 20,825 91,980
*Bliss Gvs Pharma, Ltd., Class
A 20,411 28,704
BLS International Services,
Ltd. 76,147 320,285
Blue Dart Express, Ltd. 3,616 265,495
Blue Star, Ltd., Class A 58,307 1,177,614
*Bluspring Enterprises, Ltd. 54,153 123,377
Bombay Burmah Trading Co. 20,001 441,574
Bombay Dyeing &
Manufacturing Co., Ltd. 91,595 139,923
*Borosil Renewables, Ltd. 25,828 150,488
Shares Value†
INDIA — (Continued)
*Borosil Scientific, Ltd. 1,816 $ 2,813
*Borosil, Ltd. 13,084 49,272
Bosch, Ltd. 2,878 1,003,406
Brigade Enterprises, Ltd.,
Class A 88,079 1,072,373
*Brightcom Group, Ltd. 916,687 111,217
Britannia Industries, Ltd.,
Class A 75,635 4,869,235
BSE, Ltd., Class A 39,489 2,972,294
*Camlin Fine Sciences, Ltd. 77,805 149,801
Campus Activewear, Ltd. 64,086 184,087
Canara Bank, Class A 1,408,545 1,624,723
Cantabil Retail India, Ltd. 11,955 33,063
*Capacit'e Infraprojects, Ltd. 44,853 185,870
*Caplin Point Laboratories,
Ltd., Class F 13,420 298,458
Carborundum Universal, Ltd. 27,643 334,463
Care Ratings, Ltd. 14,090 201,667
*Cartrade Tech, Ltd. 32,846 662,606
*Carysil, Ltd., Class A 12,889 92,552
Castrol India, Ltd. 382,844 896,027
CCL Products India, Ltd. 48,728 341,162
*CE Info Systems, Ltd. 8,364 177,697
*Ceat, Ltd., Class A 25,377 1,000,857
*Cello World, Ltd. 1,647 10,716
Central Depository Services
India, Ltd., Class F 97,609 1,525,073
Centum Electronics, Ltd. 1,413 28,036
Century Enka, Ltd. 1,392 8,465
Century Plyboards India, Ltd. 31,965 264,112
Cera Sanitaryware, Ltd. 4,210 266,950
CESC, Ltd., Class A 395,386 744,171
CG Power & Industrial
Solutions, Ltd., Class A 377,632 2,801,719
*Chalet Hotels, Ltd. 6,079 56,956
Chambal Fertilisers and
Chemicals, Ltd. 157,137 1,288,306
*Chemplast Sanmar, Ltd. 7,572 36,805
*Chennai Petroleum Corp.,
Ltd. 35,133 254,628
*Choice International, Ltd. 40,494 292,476
CIE Automotive India, Ltd. 67,717 325,385
*Cigniti Technologies, Ltd. 9,427 150,258
Cipla, Ltd. 411,601 7,552,017
City Union Bank, Ltd. 278,467 581,960
Clean Science & Technology,
Ltd. 6,361 88,454
CMS Info Systems, Ltd., Class
A 183,894 961,113
Coal India, Ltd. 916,111 4,178,053
Ω*Cochin Shipyard, Ltd.,
Class A 55,725 1,049,678
Ω*Coffee Day Enterprises,
Ltd., Class A 146,342 55,499
Coforge, Ltd. 45,217 3,909,748
Colgate-Palmolive India, Ltd.,
Class F 118,235 3,621,066
Computer Age Management
Services, Ltd. 38,289 1,770,380

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
INDIA — (Continued)
*Confidence Petroleum India,
Ltd. 42,169 $ 25,795
Container Corp. Of India, Ltd.,
Class A 157,627 1,256,967
Coromandel International, Ltd.,
Class A 95,989 2,515,736
Cosmo First, Ltd. 12,233 85,278
*Craftsman Automation, Ltd. 6,017 327,993
CRISIL, Ltd. 7,918 417,317
Crompton Greaves Consumer
Electricals, Ltd., Class H 554,507 2,213,860
*CSB Bank, Ltd., Class H 33,428 139,772
Cummins India, Ltd. 81,852 2,805,206
*Cupid, Ltd. 5,954 5,520
Cyient, Ltd. 63,124 887,418
Ω*D P Abhushan, Ltd. 4,009 67,321
Dabur India, Ltd. 289,346 1,670,481
Dalmia Bharat Sugar &
Industries, Ltd. 4,852 21,608
Dalmia Bharat, Ltd. 41,092 944,909
*Datamatics Global Services,
Ltd., Class H 13,080 91,585
*DB Corp., Ltd. 29,354 84,709
DCB Bank, Ltd. 137,987 220,756
DCM Shriram Industries, Ltd. 12,038 25,510
DCM Shriram, Ltd. 13,211 156,358
*DCW, Ltd. 134,414 125,928
Deep Industries, Ltd. 19,087 100,119
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 66,279 1,004,104
Deepak Nitrite, Ltd., Class A 114,123 2,614,662
*Delhivery, Ltd. 290,527 1,050,741
Delta Corp., Ltd. 69,845 76,538
*Dhanlaxmi Bank, Ltd. 144,482 48,159
*Dhanuka Agritech, Ltd. 5,893 90,979
*Digitide Solutions, Ltd. 54,153 102,635
Ω*Dilip Buildcon, Ltd. 35,744 178,776
*Dish TV India, Ltd. 758,352 43,266
*Dishman Carbogen Amcis,
Ltd. 52,427 119,811
Divi's Laboratories, Ltd. 67,895 4,891,791
Dixon Technologies India, Ltd. 23,053 4,489,241
DLF, Ltd. 366,420 2,924,551
*D-Link India, Ltd. 7,211 37,078
*Dodla Dairy, Ltd., Class A 2,874 35,345
*Dollar Industries, Ltd. 10,607 48,124
ΩDr. Lal PathLabs, Ltd. 25,814 846,098
*Dr. Reddy's Laboratories, Ltd. 80,725 1,131,227
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 410,453 5,713,506
*Dredging Corp. of India, Ltd. 1,657 11,315
*Dwarikesh Sugar Industries,
Ltd. 135,889 64,467
Dynacons Systems &
Solutions Ltd, Class H 2,494 31,079
Dynamatic Technologies, Ltd. 444 33,246
Ω*E2E Networks, Ltd. 1,572 44,934
eClerx Services, Ltd. 19,535 581,561
Shares Value†
INDIA — (Continued)
Eicher Motors, Ltd. 98,207 $ 6,471,284
*EID Parry India, Ltd. 68,000 657,876
*EIH Associated Hotels 5,056 21,179
*EIH, Ltd. 17,042 74,727
Elecon Engineering Co., Ltd.,
Class A 72,352 466,610
*Electrosteel Castings, Ltd. 250,230 286,206
Elgi Equipments, Ltd. 91,086 480,261
Emami, Ltd. 144,464 1,068,213
*Embassy Developments, Ltd. 405,206 470,033
eMudhra, Ltd. 11,164 102,477
ΩEndurance Technologies,
Ltd. 16,961 376,426
Engineers India, Ltd. 189,273 400,238
Epigral, Ltd. 13,933 286,168
EPL, Ltd. 158,625 355,313
ΩEquitas Small Finance Bank,
Ltd., Class A 330,552 261,949
ΩEris Lifesciences, Ltd. 25,683 435,357
ESAB India, Ltd. 286 15,792
Escorts Kubota, Ltd. 32,033 1,235,688
*Eternal, Ltd. 2,687,421 7,396,442
*Ethos, Ltd. 1,548 45,335
*Eureka Forbes, Ltd. 12,167 70,964
Eveready Industries India, Ltd. 26,872 103,024
Everest Kanto Cylinder, Ltd. 33,468 47,387
Exide Industries, Ltd., Class F 343,355 1,429,566
FDC, Ltd. 30,736 153,164
Federal Bank, Ltd. 2,564,370 5,969,909
*Federal-Mogul Goetze India,
Ltd. 3,333 13,070
*FIEM Industries, Ltd. 7,570 128,598
*Filatex India, Ltd. 136,508 68,784
*Fine Organic Industries, Ltd. 5,419 261,625
Fineotex Chemical, Ltd. 30,176 84,898
*Fino Payments Bank, Ltd. 4,134 12,047
*Finolex Cables, Ltd. 48,546 497,936
Finolex Industries, Ltd. 165,797 342,412
*Firstsource Solutions, Ltd. 353,184 1,424,295
Force Motors, Ltd. 4,767 502,973
Fortis Healthcare, Ltd., Class A 319,914 2,595,967
*FSN E-Commerce Ventures,
Ltd. 344,283 792,085
G R Infraprojects, Ltd. 3,102 38,116
*Gabriel India, Ltd. 66,114 423,759
GAIL India, Ltd. 1,784,628 3,994,322
Galaxy Surfactants, Ltd. 4,747 116,411
*Ganesh Benzoplast, Ltd.,
Class H 6,421 9,041
Ganesh Housing Corp., Ltd. 9,366 120,817
*Ganesha Ecosphere, Ltd.,
Class H 9,697 165,845
*Garware Hi-Tech Films, Ltd. 6,853 258,517
*Garware Technical Fibres,
Ltd. 27,490 280,419
Gateway Distriparks, Ltd. 126,726 89,700
GE Vernova T&D India, Ltd. 4,011 74,353
*Genesys International Corp.,
Ltd. 27,876 216,485

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
INDIA — (Continued)
*Genus Power Infrastructures,
Ltd. 34,148 $ 114,711
Geojit Financial Services, Ltd.,
Class A 30,472 26,882
GHCL, Ltd. 171,723 1,183,795
Gillette India, Ltd., Class A 3,903 371,272
Ω*Gland Pharma, Ltd., Class A 26,975 447,009
GlaxoSmithKline
Pharmaceuticals, Ltd. 19,717 691,885
Glenmark Pharmaceuticals,
Ltd. 97,668 1,596,745
*Global Health, Ltd. 62,895 891,271
*Globus Spirits, Ltd. 9,574 118,842
*GMM Pfaudler, Ltd. 23,156 281,160
*GMR Airports, Ltd. 1,762,767 1,819,233
*GMR Power and Urban Infra,
Ltd. 102 137
*Go Fashion India, Ltd. 1,036 9,637
*Godawari Power and Ispat,
Ltd. 222,450 480,110
Godfrey Phillips India, Ltd. 8,557 822,035
Ω*Godrej Agrovet, Ltd. 18,020 164,291
Godrej Consumer Products,
Ltd. 255,522 3,812,396
*Godrej Industries, Ltd., Class
A 13,161 168,851
*Godrej Properties, Ltd., Class
A 77,657 1,986,839
*Gokaldas Exports, Ltd., Class
A 21,001 210,933
*Gokul Agro Resources, Ltd. 2,960 8,242
Goldiam International, Ltd. 19,478 84,555
Goodluck India, Ltd., Class A 8,695 74,349
Granules India, Ltd. 574,743 3,100,808
*Graphite India, Ltd. 57,478 307,651
Grasim Industries, Ltd. 193,659 6,275,071
Gravita India, Ltd. 16,619 344,738
Great Eastern Shipping Co.,
Ltd. (The) 91,955 946,992
Greaves Cotton, Ltd., Class A 71,360 168,569
*Greenlam Industries, Ltd. 9,844 24,117
Greenpanel Industries, Ltd. 47,022 129,327
*Greenply Industries, Ltd. 29,309 100,745
Grindwell Norton, Ltd., Class A 22,077 440,606
Gufic Biosciences, Ltd. 5,649 24,586
*Gujarat Alkalies & Chemicals,
Ltd. 13,196 94,608
*Gujarat Ambuja Exports, Ltd. 83,114 116,421
*Gujarat Fluorochemicals, Ltd. 19,260 887,430
*Gujarat Gas, Ltd. 24,187 129,833
*Gujarat Industries Power Co.,
Ltd. 41,813 90,249
Gujarat Mineral Development
Corp., Ltd. 44,703 160,935
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 82,090 472,570
Gujarat Pipavav Port, Ltd. 219,250 345,132
Gujarat State Petronet, Ltd. 173,303 666,678
Gulf Oil Lubricants India, Ltd. 9,453 133,140
Shares Value†
INDIA — (Continued)
Happiest Minds Technologies,
Ltd. 47,821 $ 323,689
Hariom Pipe Industries, Ltd. 1,563 6,825
ΩHarsha Engineers
International, Ltd. 9,155 40,712
*Hatsun Agro Product, Ltd. 3,983 42,702
*Havells India, Ltd. 145,220 2,751,976
*HBL Engineering, Ltd. 86,951 496,025
HCL Technologies, Ltd. 506,319 9,394,174
ΩHDFC Asset Management
Co., Ltd., Class A 70,099 3,629,586
HDFC Bank, Ltd. 1,288,007 29,347,815
HDFC Bank, Ltd., Sponsored
ADR 500,194 36,359,102
ΩHDFC Life Insurance Co.,
Ltd. 473,313 4,166,516
*HealthCare Global
Enterprises, Ltd. 35,775 238,172
*HEG, Ltd. 68,167 376,282
HeidelbergCement India, Ltd.,
Class A 43,635 99,006
Heritage Foods, Ltd. 46,807 216,351
Hero MotoCorp, Ltd., Class A 99,685 4,516,068
*Hester Biosciences, Ltd. 401 8,462
*Heubach Colorants India, Ltd. 373 2,595
*HFCL, Ltd. 608,556 571,865
*HG Infra Engineering, Ltd.,
Class A 18,552 235,842
Hikal, Ltd. 29,726 136,432
Himadri Speciality Chemical,
Ltd. 125,847 651,998
Himatsingka Seide, Ltd. 32,240 53,609
*Hindalco Industries, Ltd.,
Class H 1,036,263 7,661,848
Hindustan Aeronautics, Ltd. 123,137 6,541,217
*Hindustan Construction Co.,
Ltd. 561,947 170,745
Hindustan Copper, Ltd. 250,505 632,402
*Hindustan Foods, Ltd. 13,468 85,311
*Hindustan Oil Exploration
Co., Ltd. 60,972 132,215
Hindustan Petroleum Corp.,
Ltd. 635,671 2,849,407
Hindustan Unilever, Ltd. 365,616 10,135,786
*Hindware Home Innovation,
Ltd., Class H 6,874 16,223
Hitachi Energy India, Ltd.,
Class A 4,304 740,176
HI-Tech Pipes, Ltd., Class A 87,078 93,052
*Hle Glascoat, Ltd., Class A 3,495 11,252
Honda India Power Products,
Ltd. 588 14,108
HPL Electric & Power, Ltd. 13,610 64,962
I G Petrochemicals, Ltd. 1,953 9,440
ICICI Bank, Ltd. 653,519 11,038,473
ICICI Bank, Ltd., Sponsored
ADR 1,283,078 43,060,098
ΩICICI Lombard General
Insurance Co., Ltd. 173,839 3,861,203

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
INDIA — (Continued)
ΩICICI Prudential Life
Insurance Co., Ltd. 106,984 $ 777,968
*ICRA, Ltd. 439 28,886
*IDFC First Bank, Ltd. 3,302,174 2,536,323
*IFB Industries, Ltd., Class A 7,501 114,747
*Igarashi Motors India, Ltd. 3,315 17,504
*IIFL Capital Services, Ltd. 122,020 318,714
*Imagicaaworld Entertainment,
Ltd. 97,959 73,594
*India Cements, Ltd. (The) 431,424 1,572,575
*India Glycols, Ltd. 7,295 119,661
*India Nippon Electricals, Ltd. 2,785 19,642
ΩIndiaMart InterMesh, Ltd. 8,418 229,980
Indian Bank 206,577 1,383,476
ΩIndian Energy Exchange,
Ltd. 307,281 692,334
Indian Hotels Co., Ltd. (The) 519,857 4,846,984
Indian Hume Pipe Co., Ltd.
(The) 5,414 24,438
Indian Metals & Ferro Alloys,
Ltd. 6,883 47,885
Indian Oil Corp., Ltd. 1,293,912 2,111,397
Indian Railway Catering &
Tourism Corp., Ltd. 195,731 1,741,067
Indigo Paints, Ltd. 14,358 165,659
*Indo Count Industries, Ltd. 53,558 193,099
*Indo Tech Transformers, Ltd. 515 13,866
Indoco Remedies, Ltd. 12,275 33,791
Indraprastha Gas, Ltd. 413,737 943,159
*Indraprastha Medical Corp.,
Ltd. 32,672 154,342
*Indus Towers, Ltd. 1,091,840 5,275,442
IndusInd Bank, Ltd., Class H 202,085 2,005,451
Infibeam Avenues, Ltd. 797,532 160,764
Info Edge India, Ltd., Class A 51,254 4,288,874
Infosys, Ltd. 1,011,293 17,956,597
Infosys, Ltd., Sponsored ADR 1,074,856 18,917,466
Ingersoll Rand India, Ltd.,
Class A 4,582 203,648
*Inox Wind Energy, Ltd. 886 102,717
*Inox Wind, Ltd. 209,416 418,962
Intellect Design Arena, Ltd. 87,449 817,262
Ω*InterGlobe Aviation, Ltd. 115,108 7,152,375
*IOL Chemicals and
Pharmaceuticals, Ltd. 94,788 72,692
*ION Exchange India, Ltd. 62,488 369,157
Ipca Laboratories, Ltd. 300,893 4,990,442
IRB Infrastructure Developers,
Ltd. 773,434 417,460
ΩIRCON International, Ltd.,
Class A 229,937 415,463
*ISGEC Heavy Engineering,
Ltd. 13,199 176,541
*ITC Hotels, Ltd. 190,701 438,877
ITC, Ltd., Class A 1,919,908 9,676,380
ITD Cementation India, Ltd. 64,957 374,862
*J Kumar Infraprojects, Ltd.,
Class A 27,179 208,064
*Jai Balaji Industries, Ltd. 61,625 86,948
Shares Value†
INDIA — (Continued)
Jai Corp., Ltd. 9,036 $ 9,474
*Jain Irrigation Systems, Ltd. 257,324 159,907
*Jaiprakash Power Ventures,
Ltd. 3,070,663 528,474
*Jammu & Kashmir Bank, Ltd.
(The), Class A 377,400 421,608
Jamna Auto Industries, Ltd.,
Class A 176,481 167,324
Jash Engineering, Ltd. 24,042 160,629
JB Chemicals &
Pharmaceuticals, Ltd. 56,218 1,072,939
*JBM Auto, Ltd. 31,850 245,123
Jindal Drilling & Industries, Ltd. 6,703 51,992
*Jindal Poly Films, Ltd. 3,714 27,709
*Jindal Saw, Ltd. 200,568 588,763
Jindal Stainless, Ltd. 324,488 2,239,590
*Jindal Steel & Power, Ltd.,
Class A 289,187 3,065,801
Jindal Worldwide, Ltd., Class A 29,485 23,156
JK Cement, Ltd. 30,344 1,836,327
JK Lakshmi Cement, Ltd. 47,394 435,856
*JK Paper, Ltd. 67,610 251,846
*JK Tyre & Industries, Ltd.,
Class A 108,211 397,576
*Johnson Controls-Hitachi Air
Conditioning India, Ltd. 2,001 41,652
JSW Energy, Ltd. 282,312 1,601,301
JSW Steel, Ltd. 410,314 5,001,451
JTEKT India, Ltd. 49,215 82,732
*Jubilant Foodworks, Ltd. 286,193 2,423,454
Jubilant Ingrevia, Ltd. 71,037 540,195
*Jubilant Pharmova, Ltd.,
Class A 48,981 520,603
Jupiter Wagons, Ltd., Class A 36,637 153,775
*Jyothy Labs, Ltd. 102,326 452,986
*Jyoti Structures, Ltd. 520,223 112,131
Kajaria Ceramics, Ltd. 62,553 595,664
Kalpataru Projects
International, Ltd. 69,358 798,058
*Kalyan Jewellers India, Ltd. 107,680 658,376
*Kalyani Steels, Ltd. 12,998 107,496
*Kamdhenu, Ltd. 57,217 18,469
Kansai Nerolac Paints, Ltd. 21,038 64,040
Karnataka Bank, Ltd. (The) 157,959 366,217
Karur Vysya Bank, Ltd. (The) 324,869 838,938
Kaveri Seed Co., Ltd. 16,003 271,781
*Kaynes Technology India, Ltd. 598 40,680
KCP, Ltd. (The) 61,780 146,238
*KDDL, Ltd., Class A 4,112 126,966
KEC International, Ltd., Class
A 99,441 821,811
KEI Industries, Ltd. 134,856 4,890,228
*Kellton Tech Solutions, Ltd. 57,386 72,273
*Kennametal India, Ltd. 8 197
*Kesoram Industries, Ltd. 37,483 1,744
*Kewal Kiran Clothing, Ltd. 5,835 30,261
*Kiri Industries, Ltd. 30,366 209,692
Kirloskar Brothers, Ltd. 17,222 348,991
*Kirloskar Electric Co., Ltd. 10,385 15,572

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
INDIA — (Continued)
Kirloskar Ferrous Industries,
Ltd. 33,030 $ 179,432
Kirloskar Oil Engines, Ltd. 94,514 835,127
Kirloskar Pneumatic Co., Ltd. 22,476 301,050
Kitex Garments, Ltd. 39,000 111,811
KNR Constructions, Ltd. 159,484 412,869
Kolte-Patil Developers, Ltd. 15,887 63,382
Kopran, Ltd. 12,196 27,845
Kotak Mahindra Bank, Ltd.,
Class A 476,268 12,447,925
ΩKPI Green Energy, Ltd. 28,310 127,822
KPIT Technologies, Ltd. 117,129 1,738,002
KPR Mill, Ltd. 59,526 702,648
KRBL, Ltd. 46,392 170,475
Ω*Krishna Institute of Medical
Sciences, Ltd. 61,965 481,770
*Krsnaa Diagnostics, Ltd.,
Class F 13,886 120,273
KSB, Ltd. 10,930 94,786
Ksolves India, Ltd. 6,444 33,100
ΩL&T Technology Services,
Ltd., Class A 8,058 406,039
LA Opala RG, Ltd. 9,940 26,636
Larsen & Toubro, Ltd. 359,136 14,202,416
ΩLaurus Labs, Ltd. 212,464 1,518,592
Laxmi Organic Industries, Ltd.,
Class A 53,091 109,954
Ω*Lemon Tree Hotels, Ltd. 269,538 436,831
*LG Balakrishnan & Bros, Ltd. 6,795 95,993
*Lincoln Pharmaceuticals, Ltd. 2,729 18,331
*Linde India, Ltd. 8,548 641,072
*Lloyds Engineering Works,
Ltd. 455,711 293,707
Lloyds Metals & Energy, Ltd. 18,636 265,410
LMW, Ltd. 274 52,923
LT Foods, Ltd. 109,153 447,743
ΩLTIMindtree, Ltd. 60,763 3,298,735
Lumax Auto Technologies, Ltd. 8,110 50,008
*Lupin, Ltd., Class A 176,864 4,387,071
*LUX Industries, Ltd., Class A 5,686 92,340
Ω*Macrotech Developers, Ltd. 25,295 398,001
Mahanagar Gas, Ltd. 39,692 632,422
Maharashtra Seamless, Ltd. 33,740 261,765
*Mahindra & Mahindra, Ltd. 632,571 21,929,353
*Mahindra Holidays & Resorts
India, Ltd. 46,762 172,001
*Mahindra Lifespace
Developers, Ltd. 18,644 75,341
Ω*Mahindra Logistics, Ltd. 31,226 111,899
*Man Industries India, Ltd. 18,166 58,755
Man Infraconstruction, Ltd. 89,235 161,869
*Manali Petrochemicals, Ltd. 27,903 17,719
*Mangalam Cement, Ltd.,
Class A 9,639 88,650
*Mangalore Refinery &
Petrochemicals, Ltd., Class A 101,636 161,458
*Mankind Pharma, Ltd. 6,972 203,448
Manorama Industries, Ltd. 3,509 52,944
Marico, Ltd. 370,502 3,115,666
Shares Value†
INDIA — (Continued)
Marksans Pharma, Ltd., Class
A 224,291 $ 582,446
Maruti Suzuki India, Ltd. 67,297 9,763,526
Mastek, Ltd., Class R 16,033 396,328
*Max Estates, Ltd. 5,998 29,048
*Max Financial Services, Ltd. 101,238 1,563,799
*Max Healthcare Institute, Ltd. 406,357 5,282,214
Mayur Uniquoters, Ltd. 8,509 46,380
Mazagon Dock Shipbuilders,
Ltd. 16,476 596,292
Ω*Medi Assist Healthcare
Services, Ltd. 24,652 130,973
*Medplus Health Services, Ltd. 32,656 311,606
*Meghmani Organics, Ltd.,
Class A 69,315 56,201
Metro Brands, Ltd. 1,481 18,757
Ω*Metropolis Healthcare, Ltd. 18,432 371,220
Minda Corp., Ltd. 74,561 429,316
ΩMishra Dhatu Nigam, Ltd. 24,181 87,870
MM Forgings, Ltd. 4,565 18,493
MOIL, Ltd. 70,982 265,331
Monte Carlo Fashions, Ltd.,
Class A 4,238 28,739
*Morepen Laboratories, Ltd. 325,345 231,713
Motherson Sumi Wiring India,
Ltd. 1,204,125 794,733
Mphasis, Ltd. 87,362 2,553,116
MPS, Ltd. 2,955 79,538
MRF, Ltd. 1,993 3,173,018
*Mrs Bectors Food
Specialities, Ltd. 24,353 429,589
MSTC, Ltd. 13,148 79,837
Narayana Hrudayalaya, Ltd.,
Class A 63,244 1,317,899
Natco Pharma, Ltd. 82,557 831,494
National Aluminium Co., Ltd.,
Class A 768,254 1,422,862
National Fertilizers, Ltd. 117,068 117,423
*Nava, Ltd. 94,729 510,121
Navin Fluorine International,
Ltd., Class A 7,463 399,422
Ω*Navkar Corp., Ltd. 39,168 46,422
*Navneet Education, Ltd. 24,158 40,728
*Nazara Technologies, Ltd. 33,888 405,731
*NBCC India, Ltd., Class A 283,521 319,450
*NCC, Ltd. 354,787 889,868
NCL Industries, Ltd. 9,234 22,893
*Nectar Lifesciences, Ltd. 22,077 5,765
NELCO, Ltd. 8,616 83,979
Neogen Chemicals, Ltd. 1,058 19,088
*NESCO, Ltd. 17,250 192,492
Nestle India, Ltd. 187,226 5,292,534
*Netweb Technologies India,
Ltd. 5,458 91,182
Neuland Laboratories, Ltd.,
Class A 5,546 787,224
*Newgen Software
Technologies, Ltd., Class A 39,061 456,131
*NHPC, Ltd. 1,929,391 1,959,222

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
INDIA — (Continued)
»NIIT Learning Systems, Ltd. 3,326 $ 14,738
NIIT, Ltd. 66,598 102,108
Nilkamal, Ltd. 253 4,830
ΩNippon Life India Asset
Management, Ltd. 94,996 718,173
Nitin Spinners, Ltd. 2,276 9,478
NLC India, Ltd. 95,710 257,821
*NMDC Steel, Ltd. 2,157 903
NMDC, Ltd., Class H 3,051,540 2,340,205
NOCIL, Ltd. 68,063 141,808
*NRB Bearings, Ltd., Class A 25,551 65,753
NTPC, Ltd. 2,548,728 10,696,158
Nucleus Software Exports, Ltd. 2,383 24,605
*Nuvoco Vistas Corp., Ltd. 3,939 14,885
Oberoi Realty, Ltd. 90,752 1,763,398
*Odigma Consultancy
Solutions, Ltd., Class A 3,715 1,605
Oil & Natural Gas Corp., Ltd. 1,704,600 4,932,185
Oil India, Ltd. 256,453 1,246,844
*One 97 Communications, Ltd. 93,159 953,547
*Onesource Specialty Pharma,
Ltd., Class H 28,476 547,889
*Optiemus Infracom, Ltd. 3,898 23,939
Oracle Financial Services
Software, Ltd. 15,698 1,620,550
*Orchid Pharma, Ltd., Class A 10,989 104,188
Orient Cement, Ltd. 91,136 377,235
Orient Electric, Ltd. 46,512 127,902
*Orient Green Power Co., Ltd.,
Class A 588,084 84,714
Oriental Aromatics, Ltd., Class
A 1,219 4,864
*Oriental Hotels, Ltd. 34,243 57,426
Page Industries, Ltd. 4,675 2,524,156
*Pakka, Ltd. 2,915 5,855
*Panacea Biotec, Ltd. 10,184 66,558
Panama Petrochem, Ltd.,
Class A 954 4,086
Ω*Parag Milk Foods, Ltd. 49,706 105,838
*Paramount Communications,
Ltd. 96,950 55,542
Patanjali Foods, Ltd. 46,014 1,038,101
*Patel Engineering, Ltd. 304,920 153,969
*PB Fintech, Ltd. 125,648 2,417,219
*PC Jeweller, Ltd. 1,755,854 254,180
PCBL CHEMICAL, Ltd. 150,327 639,947
PDS, Ltd. 14,762 66,250
*Pearl Global Industries, Ltd. 9,841 111,720
*Pennar Industries, Ltd., Class
H 78,506 170,776
Persistent Systems, Ltd. 157,174 9,900,146
Petronet LNG, Ltd. 666,282 2,474,393
*PG Electroplast, Ltd. 93,858 937,983
*Phoenix Mills, Ltd. (The) 102,356 2,016,619
PI Industries, Ltd., Class H 54,604 2,352,754
Pidilite Industries, Ltd., Class A 90,726 3,258,066
Piramal Pharma, Ltd. 492,464 1,230,231
Pitti Engineering, Ltd. 13,558 151,815
Shares Value†
INDIA — (Continued)
*PIX Transmissions, Ltd. 1,189 $ 20,439
PNB Gilts, Ltd. 23,693 27,576
PNC Infratech, Ltd., Class A 120,209 377,700
*Pokarna, Ltd., Class A 5,463 58,436
*Poly Medicure, Ltd. 16,210 493,877
Polycab India, Ltd. 29,634 1,936,227
Polyplex Corp., Ltd., Class G 22,997 331,819
Power Grid Corp. of India, Ltd. 2,846,671 10,359,495
*Power Mech Projects, Ltd. 13,782 427,308
*Praj Industries, Ltd. 157,869 862,000
Prakash Industries, Ltd. 77,530 157,448
Prakash Pipes, Ltd., Class R 3,663 17,920
ΩPrataap Snacks, Ltd., Class
F 8,951 128,262
Precision Camshafts, Ltd. 10,702 19,632
Precision Wires India, Ltd. 44,667 71,444
*Premier Explosives, Ltd. 437 2,153
Prestige Estates Projects, Ltd. 89,670 1,459,514
*Pricol, Ltd., Class R 74,797 387,647
Prince Pipes & Fittings, Ltd. 29,854 88,770
*Prism Johnson, Ltd. 51,210 74,823
*Privi Speciality Chemicals,
Ltd. 4,460 104,062
*Procter & Gamble Health, Ltd. 2,958 177,934
Procter & Gamble Hygiene &
Health Care, Ltd., Class F 683 115,146
*PSP Projects, Ltd. 7,859 59,261
Punjab National Bank 1,555,577 1,845,140
*Puravankara, Ltd. 30,541 84,244
*PVR Inox, Ltd., Class A 62,489 697,053
ΩQuess Corp., Ltd. 54,153 212,167
ΩQuick Heal Technologies,
Ltd. 2,006 6,707
*R Systems International, Ltd.,
Class F 23,363 86,736
*Radico Khaitan, Ltd. 20,101 584,278
*Rail Vikas Nigam, Ltd. 207,380 858,645
Railtel Corp. of India, Ltd. 15,065 52,791
Rain Industries, Ltd. 194,512 325,853
*Rajesh Exports, Ltd. 14,799 31,769
Rallis India, Ltd. 70,851 197,297
*Rama Steel Tubes, Ltd. 442,391 51,421
*Ramco Cements, Ltd. (The) 72,232 806,760
Ramkrishna Forgings, Ltd. 69,618 490,428
*Ramky Infrastructure, Ltd. 8,043 44,597
Rane Holdings, Ltd. 191 2,900
*Rashtriya Chemicals &
Fertilizers, Ltd. 147,305 237,930
Ratnamani Metals & Tubes,
Ltd. 12,615 400,831
*RattanIndia Power, Ltd. 2,393,321 282,155
*Raymond Lifestyle, Ltd. 18,812 214,253
Raymond, Ltd., Class A 30,361 548,867
Ω*RBL Bank, Ltd. 434,141 1,029,652
Redington, Ltd. 556,584 1,618,752
Redtape, Ltd. 120,225 187,345
*Refex Industries, Ltd. 24,489 117,802
Relaxo Footwears, Ltd. 2,848 13,815

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
INDIA — (Continued)
*Reliance Industrial
Infrastructure, Ltd. 6,282 $ 63,412
Reliance Industries, Ltd. 1,741,631 28,964,050
ΩReliance Industries, Ltd.,
Class A, GDR 333,021 21,746,271
*Reliance Infrastructure, Ltd. 218,852 659,402
*Reliance Power, Ltd. 2,642,835 1,250,974
*Religare Enterprises, Ltd.,
Class A 75,737 189,854
Responsive Industries, Ltd. 2,388 5,080
Rhi Magnesita India, Ltd.,
Class A 13,822 72,183
*Rico Auto Industries, Ltd. 56,835 42,745
RITES, Ltd. 66,655 177,613
Rossari Biotech, Ltd. 5,766 44,912
Route Mobile, Ltd. 12,608 141,916
*RPG Life Sciences, Ltd. 1,837 45,473
*RPSG Ventures, Ltd. 9,849 94,813
Safari Industries India, Ltd. 12,790 303,401
Sagar Cements, Ltd., Class F 10,974 27,659
Saksoft, Ltd. 15,066 27,375
Ω*Salasar Techno
Engineering, Ltd. 610,432 62,066
Samvardhana Motherson
International, Ltd. 2,265,683 3,574,031
*Sandhar Technologies, Ltd. 10,715 47,035
*Sandur Manganese & Iron
Ores, Ltd. (The), Class A 5,165 28,141
*Sanghi Industries, Ltd. 28,376 20,267
*Sanghvi Movers, Ltd., Class A 17,660 54,970
Sanofi Consumer Healthcare
India, Ltd. 3,072 179,628
Sanofi India, Ltd., Class A 4,463 313,949
Ω*Sansera Engineering, Ltd. 29,418 377,424
*Sapphire Foods India, Ltd. 156,362 585,776
*Sarda Energy & Minerals, Ltd. 51,104 273,414
Saregama India, Ltd. 50,423 312,772
Sasken Technologies, Ltd. 3,430 62,337
*Savita Oil Technologies, Ltd. 12,814 56,423
SBI Cards & Payment
Services, Ltd. 144,258 1,491,607
ΩSBI Life Insurance Co., Ltd. 296,535 6,197,896
Schaeffler India, Ltd. 14,892 612,170
*Schneider Electric
Infrastructure, Ltd. 33,041 225,074
*SEAMEC, Ltd. 1,846 21,299
*Selan Exploration
Technology, Ltd. 5,648 35,282
*Senco Gold, Ltd. 52,992 217,842
*SEPC, Ltd. 748,572 124,402
*Sequent Scientific, Ltd. 60,590 103,346
Ω*SH Kelkar & Co., Ltd., Class
A 28,137 66,173
Shaily Engineering Plastics,
Ltd. 6,383 115,596
*Shalby, Ltd. 16,212 36,397
Shankara Building Products,
Ltd. 4,468 31,676
Shanthi Gears, Ltd., Class A 4,027 22,617
Shares Value†
INDIA — (Continued)
*Sharda Cropchem, Ltd. 19,833 $ 129,209
*Sharda Motor Industries, Ltd. 3,368 67,772
Share India Securities, Ltd. 12,100 21,436
*Sheela Foam, Ltd. 10,596 80,808
*Shilpa Medicare, Ltd. 32,390 248,071
Shipping Corp. of India, Ltd. 151,034 318,234
Shivalik Bimetal Controls, Ltd. 13,052 67,659
*Shoppers Stop, Ltd. 17,547 105,894
Shree Cement, Ltd., Class A 4,572 1,607,814
*Shree Renuka Sugars, Ltd. 300,477 102,395
Shriram Pistons & Rings, Ltd. 14,443 307,157
Shyam Metalics & Energy, Ltd. 26,842 273,507
*Siemens Energy India, Ltd. 31,889 935,396
Siemens, Ltd., Class A 31,889 1,095,192
*SIS, Ltd., Class R 7,269 29,039
Siyaram Silk Mills, Ltd. 13,358 105,604
SJS Enterprises, Ltd. 14,123 155,383
SJVN, Ltd. 343,519 382,335
*SKF India, Ltd. 16,133 742,012
Skipper, Ltd. 19,107 103,718
Snowman Logistics, Ltd.,
Class A 73,650 45,236
*Sobha, Ltd. 29,434 460,618
Solar Industries India, Ltd. 18,082 2,819,194
*Solara Active Pharma
Sciences, Ltd. 17,914 104,716
Somany Ceramics, Ltd., Class
F 894 4,536
ΩSona Blw Precision Forgings,
Ltd. 84,400 480,673
*Sonata Software, Ltd. 107,674 537,263
South Indian Bank, Ltd. (The) 1,336,916 403,051
*SP Apparels, Ltd. 998 8,635
SRF, Ltd. 104,105 3,707,713
*Star Cement, Ltd. 97,500 251,991
State Bank of India, Class A 1,020,839 9,529,462
*Steel Authority of India, Ltd.,
Class A 778,100 1,047,275
*Sterlite Technologies, Ltd. 129,086 95,343
*STL Networks, Ltd., Class A 129,086 39,513
Stove Kraft, Ltd. 3,622 26,094
Strides Pharma Science, Ltd. 56,952 438,109
*Stylam Industries, Ltd. 5,936 110,803
Styrenix Performance
Materials, Ltd. 7,379 240,514
*Subex, Ltd. 251,944 35,995
*Subros, Ltd. 17,119 121,518
Sudarshan Chemical
Industries, Ltd., Class A 37,604 456,031
*Sumitomo Chemical India,
Ltd. 91,108 548,479
Sun Pharmaceutical Industries,
Ltd. 434,785 9,429,702
Sun TV Network, Ltd. 80,406 590,931
Sundaram-Clayton, Ltd. 441 10,336
Sundram Fasteners, Ltd. 61,218 664,542
*Sundrop Brands, Ltd. 8 73
*Sunflag Iron & Steel Co., Ltd.,
Class A 22,482 62,233

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
INDIA — (Continued)
*Sunteck Realty, Ltd., Class A 42,144 $ 199,986
*Suprajit Engineering, Ltd. 44,318 201,856
Supreme Industries, Ltd. 44,583 1,867,569
Supreme Petrochem, Ltd. 18,815 144,770
Supriya Lifescience, Ltd. 22,067 168,512
*Suratwwala Business Group,
Ltd. 9,376 4,894
Surya Roshni, Ltd. 68,256 207,061
*Suryoday Small Finance
Bank, Ltd. 20,251 30,687
*Suven Pharmaceuticals, Ltd. 54,116 728,369
*Suzlon Energy, Ltd. 6,134,950 4,095,594
*Swan Energy, Ltd. 17,838 84,837
*Swaraj Engines, Ltd. 1,905 91,800
Symphony, Ltd. 8,625 117,802
*Syncom Formulations India,
Ltd. 125,685 24,279
ΩSyngene International, Ltd. 123,871 929,651
*TAJGVK Hotels & Resorts,
Ltd. 14,945 72,581
Talbros Automotive
Components, Ltd. 5,265 15,672
*Tamil Nadu Newsprint &
Papers, Ltd. 29,284 45,629
*Tamilnad Mercantile Bank,
Ltd., Class A 10,366 53,711
Tamilnadu Petroproducts, Ltd.,
Class A 25,873 22,745
Tanla Platforms, Ltd. 50,711 284,726
*TARC, Ltd., Class A 70,027 128,783
Tata Chemicals, Ltd. 108,626 1,076,569
Tata Communications, Ltd. 72,443 1,364,591
Tata Consultancy Services,
Ltd. 520,347 21,271,812
*Tata Consumer Products, Ltd. 365,521 5,043,862
Tata Elxsi, Ltd. 24,240 1,654,375
Tata Motors, Ltd. 1,440,616 10,985,744
Tata Power Co., Ltd. (The) 1,007,182 4,582,666
Tata Steel, Ltd. 6,359,982 10,545,298
TCI Express, Ltd. 3,456 27,598
TCPL Packaging, Ltd. 295 12,649
TD Power Systems, Ltd. 91,040 465,956
*TeamLease Services, Ltd. 2,336 52,278
Tech Mahindra, Ltd. 367,188 6,532,423
*Techno Electric & Engineering
Co., Ltd. 25,338 318,960
*Technocraft Industries India,
Ltd. 1,094 30,358
Tega Industries, Ltd. 12,328 197,228
Texmaco Rail & Engineering,
Ltd. 167,596 267,312
Thanga Mayil Jewellery, Ltd. 9,337 231,702
Thejo Engineering, Ltd. 870 18,424
*Themis Medicare, Ltd. 3,359 5,140
Thermax, Ltd. 9,006 350,854
Thirumalai Chemicals, Ltd. 51,294 148,769
Thomas Cook India, Ltd.,
Class R 125,068 198,874
Shares Value†
INDIA — (Continued)
Ω*Thyrocare Technologies,
Ltd., Class A 13,451 $ 139,806
*Tilaknagar Industries, Ltd. 74,457 252,603
*Time Technoplast, Ltd. 141,455 565,259
Timken India, Ltd. 24,932 723,757
Tips Music, Ltd., Class F 34,032 253,597
Titagarh Rail System, Ltd. 65,300 577,456
Titan Co., Ltd., Class A 210,369 8,415,632
Torrent Pharmaceuticals, Ltd. 68,012 2,674,312
Torrent Power, Ltd. 110,938 2,021,036
Transformers & Rectifiers
India, Ltd. 13,882 81,328
*TransIndia Real Estate, Ltd.,
Class H 38,069 15,113
Transport Corp. of India, Ltd.,
Class H 10,868 134,133
Trent, Ltd. 115,563 7,075,321
*Trident, Ltd. 653,563 205,003
Triveni Engineering &
Industries, Ltd., Class A 54,252 262,771
Triveni Turbine, Ltd. 110,340 679,342
TTK Prestige, Ltd. 13,535 97,174
Tube Investments of India, Ltd. 67,881 2,328,967
TV Today Network, Ltd. 5,713 11,221
TVS Holdings, Ltd. 1,362 146,697
TVS Motor Co., Ltd. 174,716 5,525,810
*TVS Srichakra, Ltd. 4 136
Uflex, Ltd. 14,550 95,144
Ω*Ujjivan Small Finance Bank,
Ltd. 789,876 398,567
UltraTech Cement, Ltd. 68,845 9,486,140
*Unichem Laboratories, Ltd. 2,200 15,687
Union Bank of India, Ltd. 1,150,302 1,712,578
*United Breweries, Ltd. 12,657 323,602
United Spirits, Ltd. 180,818 3,347,168
*Universal Cables, Ltd. 1,202 6,350
UNO Minda, Ltd. 112,762 1,193,505
*UPL, Ltd. 22,975 122,987
*UPL, Ltd. 247,850 1,965,286
*Urja Global, Ltd. 98,583 15,450
*Usha Martin, Ltd. 141,826 485,575
UTI Asset Management Co.,
Ltd., Class A 22,274 268,737
*V2 Retail, Ltd. 3,934 78,574
*VA Tech Wabag, Ltd. 50,278 764,789
*Vadilal Industries, Ltd. 703 52,638
Vaibhav Global, Ltd. 34,467 89,399
*Valor Estate, Ltd. 97,806 201,600
Vardhman Special Steels, Ltd. 2,944 8,394
Vardhman Textiles, Ltd. 75,348 405,085
Ω*Varroc Engineering, Ltd. 30,884 157,941
Varun Beverages, Ltd. 807,525 4,992,803
*Vascon Engineers, Ltd.,
Class A 13,962 6,589
*Vedant Fashions, Ltd. 15,279 141,417
Vedanta, Ltd. 1,162,984 5,770,611
Veedol Corporation, Ltd. 2,197 38,162
Venky's India, Ltd. 5,415 108,898

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
INDIA — (Continued)
Ω*Venus Pipes & Tubes, Ltd.,
Class A 3,207 $ 46,235
*Veranda Learning Solutions,
Ltd. 5,453 13,530
Vesuvius India, Ltd. 4,405 242,082
*V-Guard Industries, Ltd. 81,580 348,254
Vijaya Diagnostic Centre, Ltd. 18,002 213,189
*Vikas Lifecare, Ltd. 307,989 9,296
Vimta Labs, Ltd. 8,071 95,428
*Vinati Organics, Ltd. 2,167 41,673
*Vindhya Telelinks, Ltd. 1,949 30,417
*Vintage Coffee And
Beverages, Ltd. 30,737 35,294
*VIP Industries, Ltd. 37,119 134,423
*Vishnu Chemicals, Ltd., Class
A 13,108 65,956
*VL E-Governance & IT
Solutions, Ltd. 5,663 3,248
*V-Mart Retail, Ltd. 1,861 71,948
*Vodafone Idea, Ltd. 11,317,949 953,838
*Voltamp Transformers, Ltd. 5,272 455,632
Voltas, Ltd. 117,055 1,712,657
VRL Logistics, Ltd. 10,955 59,447
*VST Industries, Ltd. 34,473 118,475
*VST Tillers Tractors, Ltd. 735 31,094
*Walchandnagar Industries,
Ltd. 19,681 42,123
*Websol Energy System, Ltd. 17,269 267,609
Welspun Corp., Ltd. 68,896 625,892
*Welspun Enterprises, Ltd. 33,498 188,814
Welspun Living, Ltd., Class A 163,392 246,044
West Coast Paper Mills, Ltd.,
Class A 20,900 110,086
*Westlife Foodworld, Ltd. 16,531 131,236
Whirlpool of India, Ltd. 24,839 370,260
*Windlas Biotech, Ltd., Class A 3,683 42,090
Wipro, Ltd. 1,227,790 3,509,684
#Wipro, Ltd., Sponsored ADR 212,355 607,335
*Wockhardt, Ltd., Class A 50,345 772,721
Wonderla Holidays, Ltd. 15,945 127,056
*Yes Bank, Ltd. 10,208,250 2,141,124
Zee Entertainment Enterprises,
Ltd. 542,108 682,417
*Zee Media Corp., Ltd. 254,942 42,277
Zen Technologies, Ltd. 25,835 433,133
Zensar Technologies, Ltd. 87,830 747,946
Zydus Lifesciences, Ltd. 144,158 1,515,656
Zydus Wellness, Ltd. 8,189 171,101
TOTAL INDIA 1,089,611,021
INDONESIA — (1.4%)
ABM Investama TBK PT 181,600 36,320
*Adaro Minerals Indonesia
TBK PT 2,216,700 120,182
*Adhi Karya Persero TBK PT 1,321,700 23,249
AKR Corporindo TBK PT 5,229,600 396,946
*Alam Sutera Realty TBK PT 8,340,900 64,315
*Amman Mineral Internasional
PT 476,800 204,651
Shares Value†
INDONESIA — (Continued)
Aneka Tambang TBK, Class H 6,568,900 $ 858,706
Arwana Citramulia TBK PT 455,300 16,182
Aspirasi Hidup Indonesia TBK
PT, Class A 6,887,800 221,986
Astra Agro Lestari TBK PT 31,800 11,398
Astra International TBK PT 13,891,200 4,016,732
Astra Otoparts TBK PT 599,900 78,782
Avia Avian TBK PT, Class H 1,552,400 38,903
Bank BTPN Syariah TBK PT 1,789,200 127,723
Bank Central Asia TBK PT 25,115,100 13,351,853
*Bank China Construction
Bank Indonesia TBK PT 47,100 193
*Bank Ina Perdana PT 4,300 1,122
Bank Mandiri Persero TBK PT 27,873,700 8,210,987
Bank Maybank Indonesia TBK
PT 24,100 299
Bank Negara Indonesia
Persero TBK PT 9,148,700 2,303,709
*Bank Neo Commerce TBK PT 5,535,100 86,694
Bank OCBC Nisp TBK PT 2,496,700 196,277
*Bank Pan Indonesia TBK PT 626,700 60,782
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 181,000 9,431
*Bank Pembangunan Daerah
Jawa Timur TBK PT 684,500 21,442
Bank Rakyat Indonesia
Persero TBK PT 31,781,660 7,371,048
Bank Syariah Indonesia TBK
PT 6,643,800 1,140,652
Bank Tabungan Negara
Persero TBK PT 4,684,990 297,751
Barito Pacific TBK PT 11,251,001 504,939
Barito Renewables Energy
TBK PT 3,274,000 1,188,304
*Bintang Oto Global TBK PT 932,900 31,471
BISI International TBK PT 2,200 134
Blue Bird TBK PT 369,600 38,519
*Buana Lintas Lautan TBK PT 12,826,500 90,404
Bukit Asam TBK PT 3,719,100 618,356
Buma Internasional Grup Tbk
PT 2,769,500 67,069
*Bumi Resources Minerals
TBK PT 30,561,300 703,278
*Bumi Resources TBK PT 76,313,800 491,902
*Bumi Serpong Damai TBK
PT, Class F 3,539,600 184,443
*Capital Financial Indonesia
TBK PT 6,314,700 304,323
*Cemindo Gemilang PT 1,371,100 71,859
Chandra Asri Pacific TBK PT 1,635,800 776,020
Charoen Pokphand Indonesia
TBK PT 2,238,400 637,809
ΩCikarang Listrindo TBK PT 3,300 141
Ciputra Development TBK PT,
Class A 7,328,500 406,158
Cisarua Mountain Dairy PT
TBK, Class A 227,700 62,823

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
INDONESIA — (Continued)
*Citra Marga Nusaphala
Persada TBK PT 1,700 $ 143
Dayamitra Telekomunikasi PT 2,013,400 75,199
Dharma Satya Nusantara TBK
PT, Class A 2,441,900 112,533
*Dian Swastatika Sentosa
TBK PT 250,700 687,160
Elang Mahkota Teknologi TBK
PT 5,495,400 177,111
Elnusa TBK PT 2,975,000 82,798
*Energi Mega Persada TBK PT 6,092,800 70,838
Erajaya Swasembada TBK PT 6,261,200 175,012
ESSA Industries Indonesia
TBK PT 4,758,800 173,438
Gajah Tunggal TBK PT 1,669,900 110,656
*Gudang Garam TBK PT,
Class A 299,600 180,933
*Harum Energy TBK PT 11,900 548
Impack Pratama Industri TBK
PT 1,778,600 36,000
Indah Kiat Pulp & Paper TBK
PT 1,733,200 537,710
Indika Energy TBK PT 1,495,800 130,207
Indo Tambangraya Megah
TBK PT 540,100 715,795
Indocement Tunggal Prakarsa
TBK PT 927,400 298,891
Indofood CBP Sukses Makmur
TBK PT 1,292,200 883,522
Indofood Sukses Makmur TBK
PT 4,026,500 1,940,482
Indomobil Sukses
Internasional TBK PT, Class F 308,200 16,060
Indosat TBK PT 3,834,400 404,229
Industri Jamu Dan Farmasi
Sido Muncul TBK PT, Class H 5,198,296 186,325
*Intiland Development TBK PT 3,467,700 32,170
Japfa Comfeed Indonesia TBK
PT 5,729,800 628,207
Jasa Marga Persero TBK PT 1,323,000 341,111
Jaya Real Property TBK PT 4,900 210
Kalbe Farma TBK PT 10,378,900 853,446
*Kawasan Industri Jababeka
TBK PT 12,928,700 134,739
*Lippo Karawaci TBK PT 2,155,200 11,945
Map Aktif Adiperkasa PT 4,486,900 175,692
Mayora Indah TBK PT 2,311,900 317,538
MD Entertainment TBK PT 934,300 142,396
Medco Energi Internasional
TBK PT 8,036,100 508,307
*Media Nusantara Citra TBK
PT 5,550,400 87,603
Medikaloka Hermina TBK PT 1,788,700 121,761
*Merdeka Battery Materials
TBK PT 7,765,500 145,018
*Merdeka Copper Gold TBK
PT 5,015,373 504,559
*Metro Healthcare Indonesia
TBK PT 9,465,100 118,599
Shares Value†
INDONESIA — (Continued)
Metrodata Electronics TBK PT 491,000 $ 16,564
Mitra Adiperkasa TBK PT 6,423,700 528,214
Mitra Keluarga Karyasehat
TBK PT 2,347,700 354,983
*MNC Digital Entertainment
TBK PT 553,800 15,813
*MNC Land TBK PT 18,521,200 138,351
Nippon Indosari Corpindo TBK
PT 1,500 78
Pabrik Kertas Tjiwi Kimia TBK
PT, Class A 923,300 285,055
*Pacific Strategic Financial
TBK PT 1,196,500 80,007
Pakuwon Jati TBK PT 10,500,500 241,638
*Panin Financial TBK PT 10,105,600 234,986
*Paninvest TBK PT 239,600 15,300
Pantai Indah Kapuk Dua TBK
PT 123,000 84,099
Perusahaan Gas Negara TBK
PT 6,808,000 691,053
Petrindo Jaya Kreasi TBK PT,
Class H 1,336,100 573,477
Petrosea TBK PT 3,120,000 535,663
*PP Persero TBK PT 2,908,300 71,481
PT Tower Bersama
Infrastructure Tbk, Class A 825,000 98,901
*Puradelta Lestari TBK PT 12,100 127
Rukun Raharja TBK PT 658,600 86,094
Salim Ivomas Pratama TBK PT 5,000 124
Samindo Resources TBK PT 1,100 119
Sampoerna Agro TBK PT 1,100 154
Samudera Indonesia TBK PT 2,983,600 45,653
Sarana Menara Nusantara
TBK PT 7,339,900 252,033
Sariguna Primatirta TBK PT 119,300 10,277
Sawit Sumbermas Sarana
TBK PT 3,418,700 321,276
Selamat Sempurna TBK PT 1,057,500 113,395
Semen Baturaja TBK PT 1,600 21
Semen Indonesia Persero
TBK PT 2,760,096 433,967
Siloam International Hospitals
TBK PT 25,900 4,057
*<Sri Rejeki Isman TBK PT 16,700 27
Sumber Alfaria Trijaya TBK
PT, Class A 15,706,600 2,043,750
Sumber Tani Agung
Resources TBK PT, Class A 395,000 21,535
Summarecon Agung TBK PT 8,153,149 212,178
Surya Citra Media TBK PT 22,756,700 279,661
Surya Semesta Internusa TBK
PT, Class F 3,605,200 183,518
Telkom Indonesia Persero
TBK PT 27,876,700 4,433,403
Telkom Indonesia Persero
TBK PT, Sponsored ADR 36,597 572,011
Tempo Scan Pacific TBK PT 483,100 76,830
*Timah TBK PT 2,263,700 162,277
Transcoal Pacific TBK PT 704,300 236,534

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
INDONESIA — (Continued)
Triputra Agro Persada PT 927,100 $ 54,453
Tunas Baru Lampung TBK PT 4,900 204
Ultrajaya Milk Industry &
Trading Co. TBK PT 7,700 643
Unilever Indonesia TBK PT,
Class A 5,364,000 554,172
United Tractors TBK PT 1,436,300 1,964,097
*Vale Indonesia TBK PT 1,419,751 212,963
*Waskita Beton Precast TBK
PT 15,100 14
*<Waskita Karya Persero TBK
PT, Class A 7,100 16
*Wijaya Karya Persero TBK PT 4,986,400 61,279
XLSMART Telecom Sejahtera
Tbk PT 4,221,041 546,701
TOTAL INDONESIA 73,414,384
KOREA, REPUBLIC OF — (9.9%)
*3S Korea Co., Ltd. 25,046 40,877
*ABLBio, Inc. 2,522 115,677
Able C&C Co., Ltd. 4,062 19,546
ABOV Semiconductor Co., Ltd. 9,770 68,868
*ADTechnology Co., Ltd. 5,975 62,839
#Advanced Nano Products
Co., Ltd. 2,227 84,443
Advanced Process Systems
Corp., Class A 8,971 107,349
Aekyung Chemical Co., Ltd. 13,153 105,761
Aekyung Industrial Co., Ltd. 5,687 54,450
Ahnlab, Inc. 2,573 120,550
*Air Busan Co., Ltd., Class H 13,486 19,449
AJ Networks Co., Ltd. 9,228 24,019
Ajin Industrial Co., Ltd. 18,811 39,038
*AJINEXTEK Co., Ltd. 196 968
AK Holdings, Inc. 8 61
*Alteogen, Inc., Class A 15,930 3,933,472
*ALUKO Co., Ltd., Class H 49,775 74,234
*Amicogen, Inc., Class A 22,099 52,857
#Amorepacific Corp., Class A 17,489 1,530,518
#*Ananti, Inc. 48,536 231,839
*Anapass, Inc. 6,274 85,801
*Aprogen, Inc., Class A 106,556 52,172
Asia Cement Co., Ltd. 5,362 41,493
*Asia Pacific Satellite, Inc. 6,768 58,848
Asia Paper Manufacturing Co.,
Ltd., Class F 26,666 129,438
Atec Co., Ltd. 4,084 84,036
Avaco Co., Ltd. 5,463 50,499
Baiksan Co., Ltd., Class A 10,509 105,349
#BGF retail Co., Ltd., Class A 6,082 461,231
#BH Co., Ltd. 28,378 246,349
*BHI Co., Ltd. 12,666 251,716
#*Binex Co., Ltd. 11,908 129,845
Binggrae Co., Ltd. 6,337 421,724
#Bio Plus Co., Ltd. 25,847 139,281
#*Biodyne Co., Ltd. 11,550 120,497
*Bioneer Corp. 5,791 64,204
*BNC Korea Co., Ltd. 29,354 85,698
BNK Financial Group, Inc. 235,442 1,714,263
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Boditech Med, Inc., Class A 19,584 $ 238,204
BoKwang Industry Co., Ltd. 7,591 22,081
Bookook Securities Co., Ltd. 4 77
Boryung 18,521 110,357
*Bosung Power Technology
Co., Ltd. 30,043 62,136
*Bukwang Pharmaceutical
Co., Ltd. 10,593 29,733
Byucksan Corp. 29,642 51,089
#C&C International Co., Ltd. 4,027 91,220
*Cafe24 Corp., Class A 12,149 514,506
Caregen Co., Ltd. 5,229 87,732
#*Celltrion Pharm, Inc. 7,619 257,540
Celltrion, Inc. 63,865 7,246,869
*Chabiotech Co., Ltd. 1,591 12,278
Changhae Ethanol Co., Ltd.,
Class A 12 82
Cheil Worldwide, Inc., Class A 33,959 443,151
#Chemtronics Co., Ltd. 10,560 164,919
*Chemtros Co., Ltd. 1,796 5,730
Cheryong Electric Co., Ltd. 7,467 163,628
Chips&Media, Inc. 4,216 48,700
*Choil Aluminum Co., Ltd. 39,412 47,217
#Chong Kun Dang
Pharmaceutical Corp. 4,929 282,945
Chongkundang Holdings
Corp., Class A 225 7,336
Choong Ang Vaccine
Laboratory 2,438 16,859
*<Chorokbaem Media Co., Ltd. 7,854 27,156
*Chunbo Co., Ltd. 1,080 27,503
*CJ CGV Co., Ltd. 46,646 159,479
CJ CheilJedang Corp. 8,339 1,402,055
CJ Corp. 15,771 1,379,061
*CJ ENM Co., Ltd. 10,102 438,476
CJ Freshway Corp. 5,136 87,979
CJ Logistics Corp., Class H 13,224 773,997
*CJ Seafood Corp. 3,765 8,330
#Classys, Inc. 9,251 418,459
CLIO Cosmetics Co., Ltd. 4,578 58,260
#*CMG Pharmaceutical Co.,
Ltd., Class H 59,575 103,308
*Com2uS Holdings Corp.,
Class F 4,068 56,835
*ContentreeJoongAng Corp. 1,012 6,834
*Corentec Co., Ltd. 12 54
#Cosmax, Inc. 7,680 931,973
Cosmecca Korea Co., Ltd. 3,618 110,080
#*CosmoAM&T Co., Ltd. 9,276 256,778
*Cosmochemical Co., Ltd.,
Class A 7,096 77,375
Coway Co., Ltd. 39,644 2,445,852
Cowintech Co., Ltd., Class F 5,078 46,047
#*Creative & Innovative
System 31,893 161,989
Creverse, Inc. 1,797 18,141
*CS Bearing Co., Ltd. 6,316 26,570
#CS Wind Corp. 19,034 519,535
*CTC BIO, Inc. 6,632 32,099

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Cube Entertainment, Inc. 5,002 $ 69,039
Cuckoo Homesys Co., Ltd. 2,344 37,596
#D.I Corp. 12,200 120,155
*<DA Technology Co., Ltd.,
Class A 83,620 2,235
Dae Hwa Pharmaceutical Co.,
Ltd. 5,130 53,808
Dae Won Kang Up Co., Ltd. 30,324 83,090
*<Dae Yu Co., Ltd. 12 4
*Daea TI Co., Ltd. 34,315 98,370
Daedong Corp. 12,675 91,663
Daeduck Electronics Co., Ltd. 26,567 260,904
Daehan New Pharm Co., Ltd. 4,424 21,568
*Dae-Il Corp. 19,820 65,323
Daejoo Electronic Materials
Co., Ltd. 7,545 438,422
Daesang Corp. 16,930 284,648
#Daesang Holdings Co., Ltd. 12,524 94,007
*Daesung Industrial Co., Ltd. 6,482 15,595
#*Daewon Cable Co., Ltd. 47,682 93,418
*Daewon Media Co., Ltd. 2,486 19,570
Daewon Pharmaceutical Co.,
Ltd. 10,415 101,036
*Daewoo Engineering &
Construction Co., Ltd. 143,495 357,854
Daewoong Co., Ltd. 6,697 95,638
#Daewoong Pharmaceutical
Co., Ltd., Class A 2,515 244,158
Daishin Securities Co., Ltd.,
Class A 19,815 249,935
*Danal Co., Ltd. 37,088 75,141
Daol Investment & Securities
Co., Ltd., Class A 23,705 56,865
#*Dawonsys Co., Ltd. 24,992 152,255
#DB HiTek Co., Ltd. 22,320 602,161
DB Insurance Co., Ltd. 60,422 3,876,529
DB Securities Co., Ltd., Class
A 4,025 17,980
*DE&T Co Ltd 5,751 23,142
Dear U Co., Ltd. 2,215 74,093
#Dentium Co., Ltd. 4,728 242,803
#*Devsisters Co., Ltd. 5,616 156,450
*Dexter Studios Co., Ltd. 451 2,154
DI Dong Il Corp., Class A 4,371 127,148
Digital Daesung Co., Ltd. 20 108
*DIO Corp. 4,805 65,813
*DK Tech Co., Ltd. 4,564 22,956
DL Holdings Co., Ltd. 9,447 215,988
DMS Co., Ltd. 8,119 36,154
DN Automotive Corp., Class A 6,100 88,400
DNF Co., Ltd. 286 2,269
Dohwa Engineering Co., Ltd. 12,057 55,387
Dong-A Socio Holdings Co.,
Ltd. 1,840 133,324
Dong-A ST Co., Ltd. 3,979 134,779
Dongbang Transport Logistics
Co., Ltd., Class A 44,003 73,519
#Dongjin Semichem Co., Ltd. 27,721 568,461
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Dongkoo Bio & Pharma Co.,
Ltd. 6,828 $ 25,986
DongKook Pharmaceutical
Co., Ltd. 8,048 86,057
Dongkuk Holdings Co., Ltd. 11,897 60,259
Dongkuk Industries Co., Ltd. 29,387 77,215
Dongkuk Steel Mill Co., Ltd. 21,847 141,087
Dongsuh Cos., Inc. 1,341 24,528
Dongsung Chemical Co., Ltd. 26,972 78,079
#Dongsung Finetec Co., Ltd. 11,717 205,243
*Dongsung Pharmaceutical
Co., Ltd. 232 607
*Dongwha Enterprise Co., Ltd. 6,571 39,431
Dongwha Pharm Co., Ltd. 14,204 62,751
Dongwon F&B Co., Ltd. 4,374 113,389
*Dongwon Metal Co., Ltd.,
Class A 15,392 16,610
Dongwon Systems Corp. 8 184
#Dongwoon Anatech Co., Ltd.,
Class A 19,533 289,251
*Dongyang Steel Pipe Co., Ltd. 45,790 44,872
Doosan Bobcat, Inc. 45,608 1,572,136
Doosan Co., Ltd. 6,053 1,292,357
*Doosan Enerbility Co., Ltd. 293,027 5,967,732
#*Doosan Fuel Cell Co., Ltd. 13,579 145,772
Doosan Tesna, Inc., Class A 6,895 122,718
Douzone Bizon Co., Ltd. 14,668 630,471
*Dream Security Co., Ltd. 36,979 91,049
Dreamtech Co., Ltd. 17,340 77,582
*DRTECH Corp. 36,777 48,924
*DS Dansuk Co., Ltd. 544 9,739
*DSK Co., Ltd. 24 84
*Duk San Neolux Co., Ltd. 3,984 83,380
*Duksan Techopia Co., Ltd. 4,129 64,629
Duksung Co., Ltd. 4,646 20,525
DY POWER Corp. 5,203 42,642
*<E Investment&Development
Co., Ltd. 16,368 3,005
Easy Holdings Co., Ltd., Class
A 22,757 54,911
Echo Marketing, Inc. 13,007 75,947
Ecoplastic Corp. 6,776 14,205
#*Ecopro BM Co., Ltd. 16,314 1,164,876
#Ecopro Co., Ltd. 39,908 1,431,803
Ecopro HN Co., Ltd. 3,448 68,038
#*Edge Foundry Co., Ltd.,
Class A 47,176 125,117
E-MART, Inc. 14,372 927,128
*EMRO, Inc. 2,692 100,749
*EM-Tech Co., Ltd. 7,814 67,063
#*Enchem Co., Ltd. 4,688 261,525
#ENF Technology Co., Ltd. 11,050 192,782
#Eo Technics Co., Ltd., Class
A 3,181 258,016
*ESTsoft Corp., Class A 4,518 63,217
#*Eubiologics Co., Ltd. 20,046 184,595
Eugene Investment &
Securities Co., Ltd. 55,286 107,733
Eugene Technology Co., Ltd. 8,838 211,391

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*EV Advanced Material Co.,
Ltd. 25,729 $ 26,118
*Everybot, Inc. 1,609 15,756
*Exem Co., Ltd. 30,969 46,840
Exicon Co., Ltd. 3,663 26,284
#F&F Co., Ltd. 10,997 546,175
*Fine M-Tec Co., Ltd. 13,013 48,335
*Fine Semitech Corp. 4,381 54,458
*Firstec Co., Ltd. 10,668 26,905
*Foosung Co., Ltd. 19,111 58,886
Galaxia Moneytree Co., Ltd. 8,456 49,790
*GAMSUNG Corp. Co., Ltd. 59,640 152,089
*Gaon Cable Co., Ltd., Class A 3,921 166,329
*GC Cell Corp. 2,868 41,562
*GeneOne Life Science, Inc. 43,456 70,771
*Genexine, Inc. 17,832 57,517
*Genic Co., Ltd., Class A 3,050 52,460
*Giantstep, Inc. 3,239 15,586
Global Standard Technology
Co., Ltd. 14,511 174,357
*Global Tax Free Co., Ltd. 25,264 99,350
*GnBS Eco Co., Ltd. 16,636 41,019
GnCenergy Co., Ltd. 5,563 88,836
GOLFZON Co., Ltd. 3,783 174,580
Grand Korea Leisure Co., Ltd. 14,252 121,816
#Green Cross Corp. 3,006 262,642
Green Cross Holdings Corp. 2,674 26,336
GS Engineering &
Construction Corp. 63,015 809,021
GS Global Corp. 34,921 63,258
GS Holdings Corp. 53,731 1,462,814
*GS P&L Co., Ltd. 5,887 87,384
GS Retail Co., Ltd., Class A 24,821 258,425
HAESUNG DS Co., Ltd. 8,509 138,275
Haitai Confectionery & Foods
Co., Ltd. 16 79
Han Kuk Carbon Co., Ltd. 15,951 218,702
Hana Financial Group, Inc.,
Class A 267,639 12,144,014
Hana Materials, Inc. 3,103 60,685
#Hana Micron, Inc. 37,479 286,860
*Hana Technology Co., Ltd. 2,838 39,850
Hana Tour Service, Inc. 6,190 226,001
*Hanall Biopharma Co., Ltd. 9,097 177,588
#Hancom, Inc., Class A 9,455 142,008
Handok, Inc. 5,510 45,351
Handsome Co., Ltd., Class A 1,272 13,843
#Hanil Cement Co., Ltd. 15,056 190,649
Hanil Feed Co., Ltd. 14,888 37,285
Hanil Holdings Co., Ltd. 991 10,339
#Hanjin Kal Corp. 8,817 493,107
Hanjin Transportation Co., Ltd. 6,081 81,964
Hankook Cosmetics
Manufacturing Co., Ltd. 1,230 48,110
Hankook Shell Oil Co., Ltd. 301 78,453
Hanmi Pharm Co., Ltd. 4,086 773,221
Hanmi Science Co., Ltd. 8,621 176,483
#Hanmi Semiconductor Co.,
Ltd. 30,117 1,612,314
Shares Value†
KOREA, REPUBLIC OF — (Continued)
HanmiGlobal Co., Ltd. 7,507 $ 84,814
Hannong Chemicals, Inc. 4,696 49,091
*Hanon Systems, Class A 99,168 248,356
Hansae Co., Ltd. 11,206 87,898
Hanshin Construction Co., Ltd. 16 81
Hanshin Machinery Co. 11,220 24,034
Hansol Chemical Co., Ltd. 7,303 594,412
Hansol Holdings Co., Ltd. 36 63
*Hansol IONES Co., Ltd. 32 174
Hansol Paper Co., Ltd. 12,559 73,949
Hansol Technics Co., Ltd. 18,436 61,864
Hanssem Co., Ltd., Class A 1,935 57,785
#Hanwha Aerospace Co., Ltd. 16,770 9,402,525
Hanwha Corp. 21,261 720,167
*Hanwha Engine 26,497 507,945
*Hanwha Galleria Corp. 83,033 69,744
#*Hanwha General Insurance
Co., Ltd. 58,611 168,226
*Hanwha Investment &
Securities Co., Ltd. 74,361 179,691
#*Hanwha Life Insurance Co.,
Ltd. 140,370 261,682
*Hanwha Ocean Co., Ltd. 30,220 1,668,850
#Hanwha Solutions Corp. 81,728 1,719,076
#Hanwha Systems Co., Ltd. 44,732 1,227,259
#*Hanwha Vision Co., Ltd. 21,169 896,499
*Hanyang Digitech Co., Ltd. 394 2,702
Hanyang Securities Co., Ltd.,
Class A 5,290 49,755
*Harim Co., Ltd. 42,399 91,270
Harim Holdings Co., Ltd. 43,138 181,474
HB SOLUTION Co., Ltd.,
Class A 29,722 50,913
HD Hyundai Co., Ltd. 39,929 2,210,631
#HD Hyundai Construction
Equipment Co., Ltd. 14,314 681,715
HD Hyundai Electric Co., Ltd. 13,525 2,925,739
*HD Hyundai Energy Solutions
Co., Ltd. 4,306 86,635
HD Hyundai Heavy Industries
Co., Ltd. 7,207 2,038,139
#HD Hyundai Infracore Co.,
Ltd. 122,286 707,994
#HD HYUNDAI MIPO 12,333 1,446,297
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 26,374 5,046,590
HDC Holdings Co., Ltd. 18,088 244,821
HDC Hyundai Development
Co-Engineering & Construction 31,459 552,165
HDC Hyundai Engineering
Plastics Co., Ltd. 16 41
*HD-Hyundai Marine Engine 8,679 225,294
*Helixmith Co., Ltd. 22,070 41,144
*Heung-A Shipping Co., Ltd. 72,371 79,168
*Heungkuk Fire & Marine
Insurance Co., Ltd., Class A 120 289
*HFR, Inc. 4,428 57,223
High Tech Pharm Co., Ltd. 2,290 21,458
Hite Jinro Co., Ltd. 21,707 295,179

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
#*HJ Shipbuilding &
Construction Co., Ltd. 20,474 $ 113,064
HK inno.N Corp 9,440 267,627
HL Holdings Corp. 4,186 107,779
HL Mando Co., Ltd., Class A 36,642 960,193
*HLB Biostep Co., Ltd. 19,532 22,521
*HLB Global Co., Ltd. 5,441 11,770
*HLB Life Science Co., Ltd. 23,968 106,225
*HLB, Inc. 42,834 1,714,565
Home Center Holdings Co.,
Ltd. 11,803 6,883
*Hotel Shilla Co., Ltd., Class A 14,460 447,075
HPSP Co., Ltd. 2,569 40,573
#HS Hyosung Advanced
Materials Corp. 1,761 220,264
HS Industries Co., Ltd. 24,510 80,780
#*Hugel, Inc., Class A 3,733 959,839
Humedix Co., Ltd., Class A 9,174 258,473
*Huneed Technologies 9,270 54,061
Huons Co., Ltd. 4,580 81,515
Huvitz Co., Ltd. 3,151 16,625
Hwa Shin Co., Ltd. 21,690 120,542
*Hwail Pharm Co., Ltd. 3,280 2,499
Hwaseung Enterprise Co.,
Ltd., Class A 10,810 58,936
#HYBE Co., Ltd. 8,574 1,610,452
*Hydro Lithium, Inc. 14,302 16,269
Hyosung Corp. 3,982 148,747
#Hyosung Heavy Industries
Corp. 3,129 1,077,485
Hyosung TNC Corp. 2,423 404,828
#Hyundai Autoever Corp. 3,578 310,102
Hyundai Bioland Co., Ltd. 3,692 11,207
Hyundai BNG Steel Co., Ltd. 6,675 57,194
Hyundai Department Store
Co., Ltd. 11,407 479,872
Hyundai Elevator Co., Ltd. 12,523 651,037
HYUNDAI EVERDIGM Corp. 7,585 45,729
Hyundai Glovis Co., Ltd. 35,674 2,860,947
Hyundai Green Food 6,010 65,702
Hyundai Livart Furniture Co.,
Ltd. 9,139 46,740
*Hyundai Marine & Fire
Insurance Co., Ltd. 44,812 699,843
Hyundai Motor Co. 105,831 14,190,214
Hyundai Motor Securities Co.,
Ltd. 4,031 18,546
Hyundai Movex Co., Ltd. 14,118 44,643
Hyundai Rotem Co., Ltd.,
Class A 50,592 3,993,262
Hyundai Steel Co. 64,117 1,105,077
Hyundai Wia Corp., Class A 13,294 400,270
HyVision System, Inc. 8,278 92,185
#i3system, Inc., Class A 3,653 145,966
#iFamilySC Co., Ltd. 12,445 182,538
*Il Dong Pharmaceutical Co.,
Ltd. 6,830 56,841
#Iljin Electric Co., Ltd. 11,694 207,308
Iljin Holdings Co., Ltd. 6,623 17,775
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Iljin Power Co., Ltd. 5,628 $ 36,345
*Ilshin Stone Co., Ltd. 32,416 50,055
Ilyang Pharmaceutical Co.,
Ltd. 132 1,142
iM Financial Group Co., Ltd. 125,265 905,891
iMarketKorea, Inc. 1,965 10,976
InBody Co., Ltd. 6,001 102,163
Incar Financial Service Co.,
Ltd. 2,643 15,395
Industrial Bank of Korea, Class
A 199,775 2,155,855
Innocean Worldwide, Inc. 8,488 108,795
InnoWireless Co., Ltd. 2,832 38,610
Innox Advanced Materials Co.,
Ltd., Class A 8,861 142,437
*Insun ENT Co., Ltd., Class A 17,765 63,986
*Insung Information Co., Ltd. 10,436 16,225
Intellian Technologies, Inc. 4,189 113,160
*Interflex Co., Ltd. 10,602 62,352
<Interojo Co., Ltd. 4,914 15,103
iNtRON Biotechnology, Inc. 8,188 23,616
Inzi Controls Co., Ltd. 3,792 15,686
IS Dongseo Co., Ltd. 8,139 103,806
ISC Co., Ltd. 5,966 207,960
i-SENS, Inc. 11,202 129,160
*ISU Abxis Co., Ltd. 4,234 15,071
*ISU Chemical Co., Ltd. 9,915 39,269
*ISU Specialty Chemical 17,620 533,620
#IsuPetasys Co., Ltd., Class R 123,529 2,767,780
*Itcenglobal Co Ltd 1,359 6,444
*ITEK, Inc. 13,754 55,732
*Jaeyoung Solutec Co., Ltd.,
Class A 100 61
*Jahwa Electronics Co., Ltd. 12,403 103,831
JB Financial Group Co., Ltd. 93,438 1,122,045
*Jeil Pharmaceutical Co., Ltd. 241 2,106
*Jeju Air Co., Ltd. 10,907 51,408
#*Jeju Semiconductor Corp. 18,269 162,705
*Jin Air Co., Ltd. 1,969 12,369
Jin Yang Pharmaceutical Co.,
Ltd. 8 35
Jinsung T.E.C. 8,970 56,855
JLS Co., Ltd. 16 66
JNK Global Co., Ltd. 9,439 28,088
*JNTC Co., Ltd. 6,300 60,718
#Jusung Engineering Co., Ltd. 27,763 656,234
JVM Co., Ltd. 4,042 65,969
JW Holdings Corp. 39 84
JW Life Science Corp. 16 129
JW Pharmaceutical Corp. 5,415 85,139
JYP Entertainment Corp. 19,221 935,697
K Car Co., Ltd. 2,181 21,480
K Ensol Co., Ltd. 12,909 105,252
Kakao Corp. 150,197 4,041,530
#*Kakao Games Corp. 28,110 280,803
KakaoBank Corp. 96,122 1,507,929
#*Kakaopay Corp. 13,846 308,284
*<Kanglim Co., Ltd. 40 5
Kangnam Jevisco Co., Ltd. 2,524 21,041

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Kangstem Biotech Co., Ltd. 11,023 $ 17,680
*Kangwon Energy Co., Ltd. 4,072 20,339
Kangwon Land, Inc. 21,681 247,086
KB Financial Group, Inc.,
Class A 191,144 12,128,870
KB Financial Group, Inc.,
Class A, Sponsored ADR 60,494 3,809,912
KC Tech Co., Ltd. 1,742 31,985
KCC Glass Corp., Class F 2,123 47,792
KCTC 17,334 46,643
*KEC Corp. 113,132 58,416
*Kencoa Aerospace Co. 6,086 51,890
#KEPCO Engineering &
Construction Co., Inc. 6,633 317,301
KEPCO Plant Service &
Engineering Co., Ltd. 17,697 549,024
KG Chemical Corp. 31,693 88,513
KG DONGBUSTEEL 27,975 116,899
KG Eco Solution Co., Ltd. 20,000 77,383
*KG Mobility Co. 24,235 55,579
KGMobilians Co., Ltd. 10,905 32,412
KH Vatec Co., Ltd. 13,623 88,169
*<Kib Plug Energy, Class A 121,251 32,925
#KINX, Inc. 2,858 158,432
KISWIRE, Ltd. 1,588 19,282
KIWOOM Securities Co., Ltd. 14,892 1,435,247
*KMW Co., Ltd. 2,173 13,192
*KNJ Co., Ltd. 3,987 44,288
#Koh Young Technology, Inc. 16,121 156,504
Kolmar BNH Co., Ltd. 3,646 34,600
Kolmar Korea Co., Ltd. 10,888 581,357
Kolon Corp. 4,633 76,103
Kolon Enp, Inc. 5,653 24,855
Kolon Industries, Inc. 12,811 271,721
#KoMiCo, Ltd., Class A 2,990 123,470
Korea Aerospace Industries,
Ltd. 46,450 2,705,635
*Korea Circuit Co., Ltd. 9,867 70,315
Korea District Heating Corp. 1,637 60,920
Korea Electric Power Corp. 118,648 2,140,922
Korea Electric Power Corp.,
Sponsored ADR 99,362 903,201
Korea Electric Terminal Co.,
Ltd. 5,645 256,140
Korea Electronic Power
Industrial Development Co.,
Ltd. 8,934 79,316
Korea Fuel-Tech Corp. 14,730 48,392
Korea Gas Corp. 11,539 315,364
Korea Information Certificate
Authority, Inc. 18,982 58,488
Korea Investment Holdings
Co., Ltd. 41,385 2,416,430
#*Korea Line Corp. 152,454 163,018
Korea Movenex Co., Ltd. 10,115 28,000
Korea Petrochemical Ind Co.,
Ltd. 2,862 168,720
Korea Petroleum Industries
Co. 4,908 44,540
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Korea United Pharm, Inc. 7,392 $ 101,559
Korean Air Lines Co., Ltd. 173,539 2,557,610
Korean Reinsurance Co. 108,662 619,178
#*Krafton, Inc. 18,683 4,882,683
KSS LINE, Ltd. 16,885 106,311
#KT&G Corp., Class W 69,563 5,612,998
Kukdong Oil & Chemicals Co.,
Ltd. 10,076 24,419
*<Kuk-il Paper Manufacturing
Co., Ltd. 10,781 1,138
*Kum Yang Co., Ltd. 2,626 18,289
Kumho Petrochemical Co., Ltd. 10,317 862,230
*Kumho Tire Co., Inc. 83,557 283,324
Kumkang Kind Co., Ltd. 4,286 14,322
Kwang Dong Pharmaceutical
Co., Ltd., Class A 24,153 93,112
Kyeong Nam Steel Co., Ltd. 14,478 30,759
Kyeryong Construction
Industrial Co., Ltd., Class A 5,302 95,298
Kyobo Securities Co., Ltd. 6,346 29,464
Kyochon F&B Co., Ltd. 2,102 7,970
<Kyongbo Pharmaceutical
Co., Ltd. 3,379 13,407
#Kyung Dong Navien Co., Ltd. 5,197 265,060
Kyung Nong Corp. 8 52
KyungDong City Gas Co., Ltd. 4 50
L&C Bio Co., Ltd. 5,795 90,502
#*L&F Co., Ltd. 9,197 419,251
*L&K Biomed Co., Ltd. 4,290 20,673
*LabGenomics Co., Ltd. 46,601 70,483
#Lake Materials Co., Ltd. 25,085 225,703
*LB Semicon, Inc. 24,876 58,712
#Lee Ku Industrial Co., Ltd. 17,660 52,551
#LEENO Industrial, Inc., Class
H 36,605 929,610
LG Chem, Ltd. 37,825 5,747,591
LG Corp. 65,597 3,073,345
#*LG Display Co., Ltd. 294,598 1,755,361
#*LG Display Co., Ltd.,
Sponsored ADR 36,976 108,340
LG Electronics, Inc. 112,226 5,636,958
#*LG Energy Solution, Ltd. 13,558 3,095,020
LG H&H Co., Ltd. 6,541 1,552,999
*LG HelloVision Co., Ltd. 16,121 29,826
#LG Innotek Co., Ltd. 17,253 1,694,350
LG Uplus Corp., Class R 257,982 2,181,459
#LIG Nex1 Co., Ltd. 39,706 8,952,355
#*LigaChem Biosciences, Inc. 8,757 646,841
*LOT Vacuum Co., Ltd. 8,959 55,210
Lotte Chemical Corp. 10,989 466,153
Lotte Chilsung Beverage Co.,
Ltd. 4,122 318,103
Lotte Corp. 13,024 207,065
#*Lotte Energy Materials Corp. 11,433 182,172
Lotte Innovate Co., Ltd. 1,218 16,100
*Lotte Non-Life Insurance Co.,
Ltd. 40,520 49,143
Lotte Rental Co., Ltd. 12,666 261,963
Lotte Shopping Co., Ltd. 6,580 313,840

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Lotte Tour Development Co.,
Ltd. 8,093 $ 61,772
Lotte Wellfood Co., Ltd. 1,915 159,639
#LS Corp. 17,544 1,616,788
LS Eco Energy, Ltd. 6,245 140,584
#LS Electric Co., Ltd. 22,831 3,268,455
LS Marine Solution Co., Ltd. 2,718 34,149
LTC Co., Ltd. 825 5,781
*LVMC Holdings 67,077 82,389
LX Hausys, Ltd. 5,401 109,806
LX INTERNATIONAL Corp. 22,108 412,921
LX Semicon Co., Ltd. 7,889 300,798
M.I.Tech Co., Ltd. 9,060 51,307
#Macquarie Korea
Infrastructure Fund 193,157 1,557,214
Macrogen, Inc. 4,421 49,948
MAKUS, Inc. 2,942 21,276
*Manyo Co., Ltd. 5,580 72,189
Mcnex Co., Ltd. 10,531 177,430
*MDS Tech, Inc. 63,869 51,086
Medytox, Inc. 1,912 234,982
*Meerecompany, Inc. 3,886 49,207
MegaStudyEdu Co., Ltd. 4,001 135,665
Meritz Financial Group, Inc. 70,148 6,124,071
META BIOMED Co., Ltd. 14,554 47,097
*MiCo, Ltd. 15,582 113,782
*Micro Digital Co., Ltd. 647 4,310
*Mirae Asset Life Insurance
Co., Ltd. 5,986 22,950
Mirae Asset Securities Co.,
Ltd. 131,084 1,092,751
Misto Holdings Corp. 17,431 454,322
Miwon Commercial Co., Ltd. 4 539
Miwon Specialty Chemical
Co., Ltd. 4 447
MNTech Co., Ltd. 11,387 63,043
Modetour Network, Inc. 5,999 47,266
*Monalisa Co., Ltd. 20 41
*MONAYONGPYONG 14,961 46,625
Moorim P&P Co., Ltd. 2,206 4,617
Motrex Co., Ltd. 14,162 85,181
*MS Autotech Co., Ltd. 27,161 44,520
Multicampus Co., Ltd. 4 92
Myoung Shin Industrial Co.,
Ltd., Class A 22,620 132,713
*Naintech Co., Ltd. 5,046 13,418
Namhae Chemical Corp. 13,110 62,899
Namuga Co., Ltd. 9,565 86,532
Namyang Dairy Products Co.,
Ltd. 2,490 133,302
*NanoenTek, Inc., Class A 10,834 26,066
*Nature & Environment Co.,
Ltd. 34,120 18,146
Nature Holdings Co., Ltd.
(The) 6,081 43,035
NAVER Corp. 45,469 6,413,320
#NCSoft Corp. 7,964 819,651
#Neosem, Inc. 10,392 73,106
*Neowiz 9,093 149,364
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*NEPES Corp. 12,249 $ 59,198
*Neptune Co. 16,590 85,897
Ω#Netmarble Corp. 14,324 450,428
New Power Plasma Co., Ltd. 17,449 56,772
*Newflex Technology Co., Ltd. 15,647 49,863
Nexen Corp. 36 119
Nexen Tire Corp. 17,626 67,082
*Nexon Games Co., Ltd. 1,490 13,511
#Nexteel Co., Ltd. 31,733 281,054
#NEXTIN, Inc. 3,798 143,210
NH Investment & Securities
Co., Ltd. 43,761 472,551
NH NongWooBio Co Ltd,
Class H 8 42
NHN KCP Corp. 15,856 86,335
*NIBEC Co., Ltd. 5,400 75,976
Nice Information &
Telecommunication, Inc. 1,719 22,481
NICE Information Service Co.,
Ltd. 3,718 33,871
NICE Infra Co., Ltd. 5,501 19,775
Nong Shim Holdings Co., Ltd.,
Class H 177 8,355
NongShim Co., Ltd., Class A 1,795 508,888
NOROO Paint & Coatings Co.,
Ltd., Class A 7,616 44,469
NOVAREX Co., Ltd. 7,712 55,338
Novatech Co., Ltd. 708 9,339
OCI Co., Ltd. 3,580 138,768
OCI Holdings Co., Ltd. 9,754 443,956
ONEJOON Co., Ltd. 8,763 55,728
Oriental Precision &
Engineering Co., Ltd. 24,504 94,982
Orion Corp. 23,234 2,013,668
Osang Healthcare Co., Ltd. 6,180 59,952
*OSTEONIC Co., Ltd. 11,266 54,844
#Otoki Corp. 1,097 309,074
*Paik Kwang Industrial Co.,
Ltd. 21,279 97,600
Pan Ocean Co., Ltd. 199,829 468,821
Paradise Co., Ltd. 29,057 252,447
Park Systems Corp. 3,916 559,232
#Partron Co., Ltd. 40,442 195,738
*Pearl Abyss Corp. 9,558 238,362
*Pentastone Electronics Inc 6,661 13,449
#People & Technology, Inc.,
Class A 18,319 523,216
#*Peptron, Inc. 6,259 719,025
PharmaResearch Co., Ltd.,
Class H 4,759 1,260,474
*PharmGen Science, Inc.,
Class A 10,866 30,653
#Pharmicell Co., Ltd. 16,130 119,713
Philenergy Co., Ltd. 4,378 44,935
#*Philoptics Co., Ltd. 10,334 221,728
PI Advanced Materials Co.,
Ltd. 4,317 49,654
POND GROUP Co., Ltd.,
Class A 1,923 8,117

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Poongsan Corp., Class A 24,689 $ 1,029,939
#Posco DX Co., Ltd. 31,511 544,210
*POSCO Future M Co., Ltd. 9,526 837,001
POSCO Holdings, Inc. 26,715 4,895,714
#POSCO Holdings, Inc.,
Sponsored ADR 45,560 2,074,347
Posco International Corp. 40,731 1,414,052
Posco M-Tech Co., Ltd. 2,692 22,915
POSCO Steeleon Co., Ltd. 3,065 81,503
*Power Logics Co., Ltd. 18,734 61,217
Protec Co., Ltd. 3,690 62,171
PSK Holdings, Inc. 3,728 90,217
#PSK, Inc. 16,703 209,155
Pulmuone Co., Ltd. 2,756 28,442
Puloon Technology, Inc. 5 27
Pumtech Korea Co., Ltd. 3,007 115,499
Pungkuk Ethanol Co., Ltd. 8 50
#*Rainbow Robotics 2,944 560,219
*Remed Co., Ltd., Class A 3,982 9,174
#RFHIC Corp. 10,759 117,164
*<RFsemi Technologies, Inc. 2,810 5,861
*Robostar Co., Ltd., Class A 2,181 37,667
*Robotis Co., Ltd., Class A 2,912 70,162
Rorze Systems Corp., Class A 4,687 48,073
S&S Tech Corp. 6,627 160,838
S-1 Corp. 1,881 84,026
*Sajo Industries Co., Ltd. 895 22,792
Sajodaerim Corp. 2,532 67,864
Sajodongaone Co., Ltd. 37,743 28,198
#Sam Chun Dang Pharm Co.,
Ltd. 4,652 460,455
Sam-A Aluminum Co., Ltd. 1,134 20,063
Sambo Corrugated Board Co.,
Ltd. 12 69
Samchully Co., Ltd. 1,554 100,247
SAMHWA Paints Industrial
Co., Ltd. 8,715 36,846
Samick Musical Instruments
Co., Ltd. 84 71
Samick THK Co., Ltd. 7,566 52,214
*Samil Pharmaceutical Co.,
Ltd. 12,409 114,269
Samji Electronics Co., Ltd. 16 118
Samjin Pharmaceutical Co.,
Ltd. 4,990 62,590
Sammok S-Form Co., Ltd. 4,208 62,313
SAMPYO Cement Co., Ltd. 26,727 59,038
Ω#*Samsung Biologics Co.,
Ltd. 7,478 5,534,193
Samsung E&A Co., Ltd. 142,886 1,933,962
Samsung Electro-Mechanics
Co., Ltd. 33,121 2,742,414
Samsung Electronics Co., Ltd. 2,494,939 97,410,562
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 12,053 11,643,198
Samsung Fire & Marine
Insurance Co., Ltd. 24,327 6,409,048
*Samsung Heavy Industries
Co., Ltd. 327,872 3,360,602
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Samsung Life Insurance Co.,
Ltd. 50,192 $ 3,043,651
*Samsung Pharmaceutical
Co., Ltd. 41,941 44,228
Samsung SDI Co., Ltd. 34,685 4,294,450
Samsung SDS Co., Ltd. 24,978 2,256,191
Samsung Securities Co., Ltd. 65,469 2,404,138
SAMT Co., Ltd. 31,941 60,893
Samwha Capacitor Co., Ltd. 4,664 81,370
Samwha Electric Co., Ltd. 1,882 36,938
Samyang Corp. 1,314 44,231
Samyang Foods Co., Ltd. 3,207 2,188,385
Samyang Packaging Corp. 8 76
Samyoung Co., Ltd. 19,085 54,241
Sang-A Frontec Co., Ltd.,
Class A 5,597 61,581
Saramin Co., Ltd. 1,948 21,529
Satrec Initiative Co., Ltd. 2,130 67,504
#SD Biosensor, Inc. 32,598 215,562
SeAH Besteel Holdings Corp. 10,990 138,080
SeAH Steel Corp. 1,111 138,338
SeAH Steel Holdings Corp.,
Class A 1,222 194,712
Seegene, Inc. 15,546 287,626
Segyung Hitech Co., Ltd. 8,297 41,149
Sejin Heavy Industries Co.,
Ltd. 20,009 122,179
Sekonix Co., Ltd. 5,106 19,181
*SEMCNS Co., Ltd. 10,400 33,874
Seobu T&D 14,587 59,210
Seohan Co., Ltd. 8,910 5,303
#*Seojin System Co., Ltd. 17,806 254,908
*Seoul Auction Co., Ltd. 6,115 38,114
*Seoul Semiconductor Co.,
Ltd. 34,770 162,904
Seoyon Co., Ltd. 15,200 79,448
Seoyon E-Hwa Co., Ltd. 15,400 127,837
*<Sewon E&C Co., Ltd., Class
A 45,103 1,111
#SFA Engineering Corp. 10,760 154,039
*SFA Semicon Co., Ltd., Class
A 18,314 38,586
*SG Co., Ltd., Class A 9,086 15,532
SGC Energy Co., Ltd. 7,367 120,494
Shin Heung Energy &
Electronics Co., Ltd. 12,490 37,211
Shindaeyang Paper Co., Ltd. 6,103 36,665
Shinhan Financial Group Co.,
Ltd. 250,288 9,050,161
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 31,683 1,139,954
Shinil Electronics Co., Ltd. 31,549 34,312
Shinsegae Food Co., Ltd. 4 90
Shinsegae International, Inc. 10,865 75,363
Shinsegae, Inc., Class A 5,619 624,948
#Shinsung Delta Tech Co.,
Ltd. 7,989 333,273
*Shinsung E&G Co., Ltd.,
Class A 97,559 93,681

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Shinwon Corp. 13,512 $ 16,302
SHOWBOX Corp. 25,477 58,069
*Silicon2 Co., Ltd. 5,419 136,285
#SIMMTECH Co., Ltd. 11,012 121,934
#*SK Biopharmaceuticals Co.,
Ltd. 19,253 1,442,451
#*SK Bioscience Co., Ltd. 9,040 251,835
SK Discovery Co., Ltd. 5,393 157,825
*SK Eternix Co., Ltd. 7,933 94,761
SK Gas, Ltd. 727 122,488
#SK Hynix, Inc., Class A 317,561 39,653,238
Ω#*SK IE Technology Co., Ltd. 20,602 325,371
SK Innovation Co., Ltd. 5,466 362,990
SK Networks Co., Ltd. 103,274 307,316
*SK oceanplant Co., Ltd. 6,558 69,202
SK Securities Co., Ltd. 234,431 79,655
SK Telecom Co., Ltd. 54,488 2,081,392
SK Telecom Co., Ltd., ADR 23,886 515,699
SK, Inc., Class A 30,196 2,812,487
#*SKC Co., Ltd. 6,569 471,822
#SL Corp. 17,931 414,375
#SM Entertainment Co., Ltd. 6,246 544,410
*SMCore, Inc. 16 51
*SMEC Co., Ltd. 32,280 61,426
SNT Energy Co., Ltd. 2,676 70,218
SNT Motiv Co., Ltd. 7,414 143,951
#S-Oil Corp. 40,290 1,473,852
Solid, Inc. 41,585 208,583
*SOLUM Co., Ltd. 27,092 313,135
#Solus Advanced Materials
Co., Ltd. 19,972 119,987
Songwon Industrial Co., Ltd. 11,768 94,624
#SOOP Co., Ltd. 5,567 321,527
Soulbrain Co., Ltd., Class A 2,585 316,419
SPC Samlip Co., Ltd. 4 178
SPG Co., Ltd. 1,586 27,893
#ST Pharm Co., Ltd. 4,836 268,761
Straffic Co., Ltd. 18,844 52,363
*Studio Dragon Corp. 14,973 539,302
*STX Engine Co., Ltd. 3,963 66,910
Suheung Co., Ltd., Class A 8 81
*Sukgyung AT Co., Ltd., Class
A 1,225 42,571
#Sung Kwang Bend Co., Ltd. 14,861 284,884
*Sungchang Enterprise
Holdings, Ltd., Class A 13,825 13,023
Sungshin Cement Co., Ltd. 11,115 71,780
#Sungwoo Hitech Co., Ltd.,
Class A 58,896 230,778
*SY Co., Ltd. 22,264 58,342
SY Steel Tech, Inc. 2,052 7,824
*Synergy Innovation Co., Ltd. 28,873 58,193
#*Synopex, Inc. 98,312 438,479
Systems Technology, Inc. 8,493 118,717
T&L Co., Ltd. 3,836 194,026
Tae Kyung Industrial Co., Ltd. 3,996 13,831
Shares Value†
KOREA, REPUBLIC OF — (Continued)
TAEKYUNG BK Co., Ltd. 3,697 $ 11,990
*Taesung Co., Ltd. 4,721 68,083
*Taewoong Co., Ltd. 8,938 94,567
Taeyang Metal Industrial Co.,
Ltd. 18,369 38,702
*Taihan Electric Wire Co., Ltd.,
Class A 35,704 292,112
TCC Steel 5,430 76,245
#TechWing, Inc. 67,774 1,616,278
Telechips, Inc. 7,357 70,025
*<TERA SCIENCE Co., Ltd. 31,673 14,572
#TES Co., Ltd. 7,913 112,168
TK Corp., Class A 13,263 196,403
TKG Huchems Co., Ltd. 7,433 84,030
#TLB Co., Ltd. 4,623 55,645
Tokai Carbon Korea Co., Ltd.,
Class A 2,311 139,327
#*Tongyang Life Insurance
Co., Ltd., Class A 34,133 146,713
Tonymoly Co., Ltd. 4,819 30,579
*Top Engineering Co., Ltd. 5,567 16,390
Toptec Co., Ltd., Class A 17,365 50,452
#Tovis Co., Ltd. 12,686 140,559
TS Corp. 32,717 78,369
#TSE Co., Ltd. 2,168 62,531
*Tuksu Construction Co., Ltd. 11,883 68,464
*Tway Air Co., Ltd. 27,648 41,623
TYM Corp. 21,878 68,951
UBCare Co., Ltd. 10,553 28,025
*Ubivelox, Inc. 4,694 24,700
*Uni-Chem Co., Ltd. 26,713 30,763
#Unid Co., Ltd., Class A 2,650 163,679
Union Semiconductor
Equipment & Materials Co.,
Ltd. 15,451 64,347
Uniquest Corp. 3,213 12,997
*UniTest, Inc. 12,078 83,947
Unitrontech Co., Ltd. 14,510 59,816
Value Added Technology Co.,
Ltd. 12 171
VICTEK Co., Ltd., Class A 10,450 29,957
*<Vidente Co., Ltd. 15,266 6,691
Vieworks Co., Ltd. 1,966 33,954
*Vina Tech Co., Ltd. 1,957 34,418
VIOL Co., Ltd. 22,275 131,629
Vitzro Tech Co., Ltd. 9,914 54,330
#Vitzrocell Co., Ltd. 11,466 192,377
*VM, Inc. 4,939 40,304
#*VT Co., Ltd. 18,484 498,021
Webcash Corp. 3,047 26,494
*<Wellbiotec Co., Ltd. 33,452 4,801
*Wemade Co., Ltd., Class A 1,467 29,567
WiSoL Co., Ltd. 6,620 31,854
#Won Tech Co., Ltd. 45,413 262,926
#WONIK IPS Co., Ltd. 16,377 261,525
Wonik Materials Co., Ltd. 5,629 79,990
Wonik QnC Corp. 11,624 139,014
Woojin, Inc. 9,543 53,908
*Woongjin Co., Ltd. 2,640 2,613

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Wooree Bio Co., Ltd. 15,531 $ 24,856
Woori Financial Group, Inc. 557,235 6,942,407
Woori Financial Group, Inc.,
Class A, ADR 31,423 1,164,851
#*Woori Technology, Inc. 73,851 104,425
*Woosu AMS Co., Ltd., Class
A 26,094 56,630
Worldex Industry & Trading
Co., Ltd. 9,836 120,814
*Wysiwyg Studios Co., Ltd.,
Class A 28,125 25,147
Xexymix Corp., Class A 12,227 52,383
Y G-1 Co., Ltd. 8,381 34,432
*YC Corp. 10,804 74,636
Y-Entec Co., Ltd. 10,915 49,680
*Yest Co., Ltd. 8,105 95,618
YG Entertainment, Inc. 5,480 258,676
*YG PLUS, Class A 20,612 79,026
*YMT Co., Ltd., Class A 2,403 15,265
Youlchon Chemical Co., Ltd. 1,556 30,540
Youngone Corp. 652 21,718
#Youngone Holdings Co., Ltd.,
Class A 2,765 185,565
Yuanta Securities Korea Co.,
Ltd. 50,073 104,091
#Yuhan Corp. 20,336 1,628,025
#Zeus Co., Ltd., Class A 19,059 172,959
*Zinus, Inc. 9,451 116,151
TOTAL KOREA, REPUBLIC
OF 529,342,555
KUWAIT — (0.8%)
A'ayan Leasing & Investment
Co. KSCP 598,889 316,645
A'ayan Real Estate Co SAK 62,128 18,067
*Acico Industries Co. KSC 227,058 51,281
Agility Public Warehousing Co.
KSC 1,131,086 970,873
*Al Ahli Bank of Kuwait KSCP 557,476 551,290
Al-Eid Food KSC 60,139 45,536
Ali Alghanim Sons Automotive
Co. KSCC 70,967 242,038
*Arabi Group Holding KSC 154,926 194,669
Boubyan Bank KSCP 691,925 1,533,346
Boursa Kuwait Securities Co.
KPSC 26,539 234,988
Burgan Bank SAK 270,958 198,974
Combined Group Contracting
Co. SAK 70,868 150,109
Commercial Real Estate Co.
KSC 869,296 473,800
Gulf Bank KSCP 2,011,536 2,205,862
Gulf Cables & Electrical
Industries Group Co. KSCP,
Class R 48,123 353,384
Heavy Engineering & Ship
Building Co. KSCP, Class A 101,698 308,347
Humansoft Holding Co. KSC,
Class A 48,670 376,938
*IFA Hotels & Resorts-KPSC 14,631 68,476
Shares Value†
KUWAIT — (Continued)
Integrated Holding Co. KCSC 140,327 $ 261,052
Jazeera Airways Co. KSCP 59,750 217,042
*Kuwait Business Town Real
Estate Co KSCP 223,501 117,440
*Kuwait Cement Co. KSC 50,778 40,602
Kuwait Finance House KSCP 5,764,822 13,603,023
Kuwait International Bank
KSCP 743,331 548,279
Kuwait Real Estate Co. KSC 701,983 861,441
Kuwait Telecommunications
Co., Class A 90,873 160,748
Mabanee Co. KPSC, Class A 408,160 1,056,367
Mezzan Holding Co. KSCC,
Class A 83,714 260,923
Mobile Telecommunications
Co. KSCP 1,659,137 2,561,266
National Bank of Kuwait SAKP,
Class K 4,179,157 12,984,848
*Rasiyat Holding Co., Class A 48,043 54,879
*Salhia Real Estate Co. KSCP 162,316 238,389
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC, Class A 60,411 29,180
*Warba Bank KSCP 2,086,392 1,511,681
TOTAL KUWAIT 42,801,783
MALAYSIA — (1.5%)
#7-Eleven Malaysia Holdings
BHD 600 278
Able Global BHD 300 106
#Aeon Co. M BHD 340,500 115,999
*AFFIN Bank BHD 301,309 185,045
Ajinomoto Malaysia BHD 5,900 19,525
Alliance Bank Malaysia BHD 630,900 640,404
Allianz Malaysia BHD 100 426
#AME Elite Consortium BHD,
Class B 53,000 19,652
AMMB Holdings BHD 2,350,700 2,811,034
Ancom Nylex BHD 508,906 114,401
*Astro Malaysia Holdings BHD 393,100 15,943
Aumas Resources BHD 752,300 129,015
Aurelius Technologies BHD 17,700 12,921
Axiata Group BHD 1,251,600 609,122
Bank Islam Malaysia BHD 197,740 112,274
Batu Kawan BHD 200 877
*Berjaya Corp. BHD 2,155,896 147,390
*Berjaya Food BHD 313,771 22,906
#Bermaz Auto BHD 745,100 181,311
Beshom Holdings BHD, Class
A 311 52
#Bursa Malaysia BHD, Class A 373,600 638,973
Cape Ems BHD 870,300 49,415
Carlsberg Brewery Malaysia
BHD 65,700 287,466
CB Industrial Product Holding
BHD 300 75
CCK Consolidated Holdings
BHD 172,200 52,279
CELCOMDIGI BHD 545,600 483,011
#CIMB Group Holdings BHD 5,622,936 9,278,170

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
MALAYSIA — (Continued)
#Crescendo Corp. BHD 54,000 $ 14,517
#CTOS Digital BHD, Class A 489,200 112,238
#*Cypark Resources BHD 388,100 71,054
#D&O Green Technologies
BHD 352,600 106,229
#*Dagang NeXchange BHD 1,165,700 70,239
Dayang Enterprise Holdings
BHD 472,700 188,423
Dialog Group BHD 1,878,400 635,565
DRB-Hicom BHD 481,300 93,137
Duopharma Biotech BHD 541 152
Dutch Lady Milk Industries
BHD 5,700 36,987
#Eastern & Oriental BHD,
Class A 843,300 154,393
Eco World Development
Group BHD 985,800 429,503
*Econpile Holdings BHD 180,000 12,932
EG Industries BHD 181,200 43,253
*Ekovest BHD 1,528,000 109,775
FAR East Holdings BHD,
Class A 200 170
Farm Fresh BHD, Class A 703,200 298,229
Formosa Prosonic Industries
BHD 200 104
Fraser & Neave Holdings
BHD, Class R 51,000 319,119
Frontken Corp. BHD 1,114,400 903,917
Gamuda BHD, Class A 2,647,859 2,601,836
Gas Malaysia BHD 165,100 161,848
#Genting BHD 1,734,700 1,286,452
Genting Malaysia BHD 2,965,300 1,175,125
Genting Plantations BHD 400 448
*Greatech Technology BHD 715,300 240,367
Guan Chong BHD, Class A 286,100 224,106
HAP Seng Consolidated BHD 316,300 202,315
Hap Seng Plantations Holdings
BHD 56,400 25,226
Hartalega Holdings BHD 851,000 439,798
Heineken Malaysia BHD 71,400 436,177
*Hengyuan Refining Co. BHD 311,600 114,819
Hiap Teck Venture BHD 972,400 63,099
#Hibiscus Petroleum BHD 513,820 184,570
Hong Leong Bank BHD 136,600 632,507
Hong Leong Financial Group
BHD 26,000 103,518
#HSS Engineers BHD 96,400 19,101
Hup Seng Industries BHD 202,200 48,734
IGB BHD 606 381
#IHH Healthcare BHD 631,900 1,013,383
#IJM Corp. BHD, Class A 1,456,100 766,013
#Inari Amertron BHD 1,972,900 877,861
IOI Corp. BHD 471,700 400,098
IOI Properties Group BHD 623,800 264,555
*Iskandar Waterfront City BHD 399,400 33,785
#*JAKS Resources BHD 641,500 14,123
#Jaya Tiasa Holdings BHD 667,900 170,264
*JCY International BHD 254,900 21,266
Kelington Group BHD 493,200 385,187
Shares Value†
MALAYSIA — (Continued)
#Kenanga Investment Bank
BHD 136,800 $ 28,692
Kerjaya Prospek Group BHD 195,200 90,475
#Kim Loong Resources BHD,
Class A 500 257
*Kinergy Advancement BHD 598,100 45,048
*KNM Group BHD 8,500 79
#KPJ Healthcare BHD 1,367,600 912,790
Kretam Holdings BHD 900 104
#*KSL Holdings BHD 249,400 90,166
#Kuala Lumpur Kepong BHD 290,066 1,318,910
Lagenda Properties BHD,
Class A 47,100 12,880
#LBS Bina Group BHD 346,300 40,127
#Leong Hup International
BHD, Class A 1,235,500 178,954
Lii Hen Industries BHD, Class
A 300 34
LPI Capital BHD 300 996
Magnum BHD 1,800 517
Mah Sing Group BHD 1,042,600 282,698
Malakoff Corp. BHD 449,000 82,724
#Malayan Banking BHD 3,109,066 7,198,046
#Malayan Flour Mills BHD 18,200 2,130
Malaysia Smelting Corp. BHD 58,600 33,816
Malaysian Pacific Industries
BHD 77,900 338,319
Malaysian Resources Corp.
BHD, Class F 1,374,845 146,565
Matrix Concepts Holdings BHD 980,025 322,511
Maxis BHD, Class A 719,000 618,190
#MBSB BHD, Class F 1,698,800 281,493
#Mega First Corp. BHD 150,700 138,302
Mi Technovation BHD 114,200 49,226
#MISC BHD 119,700 208,331
MKH BHD, Class A 500 118
MKH Oil Palm East Kalimantan
BHD 71 10
MNRB Holdings BHD 69,500 32,696
Ω#MR DIY Group M BHD 2,209,700 860,323
*Muhibbah Engineering M
BHD 279,800 39,555
My EG Services BHD 4,863,220 1,008,710
Nationgate Holdings BHD 567,500 178,865
#Nestle Malaysia BHD 21,000 423,407
#NEXG Bhd 1,074,600 85,918
Notion VTEC BHD 276,200 42,886
PA Resources BHD 110,900 5,012
Padini Holdings BHD 54,450 26,373
Pantech Group Holdings BHD 65,700 11,115
#Paramount Corp. BHD 500 122
Pecca Group BHD 188,400 64,183
Pentamaster Corp. BHD 34,800 20,404
Perak Transit BHD 337,450 55,916
#Petron Malaysia Refining &
Marketing BHD 100 76
#Petronas Chemicals Group
BHD 583,700 496,449
Petronas Dagangan BHD 124,300 568,640

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
MALAYSIA — (Continued)
Petronas Gas BHD 33,500 $ 135,863
PPB Group BHD 179,500 517,493
#Press Metal Aluminium
Holdings BHD 1,613,000 1,831,680
#Public Bank BHD 8,752,500 9,066,900
#QL Resources BHD 1,138,100 1,266,021
#*Ranhill Utilities BHD 444,734 128,834
#RGB International BHD 800,500 63,075
RHB Bank BHD, Class A 1,325,234 2,042,365
Sam Engineering & Equipment
M BHD 41,000 31,546
*Sapura Energy BHD 523,900 4,857
#Sarawak Oil Palms BHD 449 314
Scientex BHD 182,800 148,273
#SD Guthrie BHD 479,042 527,335
Sime Darby BHD 2,552,500 1,230,406
#Sime Darby Property BHD 2,159,500 620,575
#SKP Resources BHD, Class
A 715,500 147,577
#*Solarvest Holdings BHD 360,100 139,367
Southern Cable Group BHD 292,200 75,843
#SP Setia BHD Group 1,790,000 456,315
#Sports Toto BHD, Class A 2,056 657
Sunway BHD, Class A 1,415,900 1,493,012
Sunway Construction Group
BHD, Class A 276,800 285,460
*Syarikat Takaful Malaysia
Keluarga BHD 149,860 123,639
Ta Ann Holdings BHD 144,000 132,820
Taliworks Corp. BHD, Class A 600 90
Telekom Malaysia BHD 849,314 1,338,432
Tenaga Nasional BHD 1,513,000 4,859,833
Thong Guan Industries BHD,
Class F 25,800 6,876
TIME dotCom BHD 538,700 642,944
*Top Glove Corp. BHD 3,565,900 727,229
#*Tropicana Corp. BHD, Class
A 211,100 57,728
TSH Resources BHD, Class A 323,700 81,769
Uchi Technologies BHD 46,400 33,120
UEM Sunrise BHD 1,132,300 188,935
#Unisem M BHD, Class A 110,500 50,705
United Malacca BHD 200 234
#United Plantations BHD 116,600 619,345
UOA Development BHD 400 156
#Velesto Energy BHD 3,444,300 123,723
VS Industry BHD 2,023,300 368,086
#Wasco BHD 177,900 37,930
#*WCT Holdings BHD 996,010 152,345
Wellcall Holdings BHD 700 242
Westports Holdings BHD,
Class F 298,700 294,200
#*Yinson Holdings BHD, Class
A 707,344 306,543
#YTL Corp. BHD, Class A 3,088,500 1,374,257
#YTL Power International
BHD, Class A 2,173,100 1,722,364
TOTAL MALAYSIA 81,235,439
Shares Value†
MEXICO — (1.7%)
Alpek SAB de CV 309,082 $ 157,896
Alsea SAB de CV 461,164 1,045,070
America Movil SAB de CV,
Class B 1,938,928 1,675,947
America Movil SAB de CV,
Class B, ADR 410,071 7,069,624
Arca Continental SAB de CV 300,865 3,171,878
ΩBanco del Bajio SA 681,408 1,634,683
#Becle SAB de CV, Class A 228,042 264,797
Bolsa Mexicana de Valores
SAB de CV 332,610 699,203
Cemex SAB de CV 2,111,446 1,305,160
Cemex SAB de CV,
Sponsored ADR 672,347 4,148,381
*Cia Minera Autlan SAB de
CV, Class B 500 146
Coca-Cola Femsa SAB de CV 122,845 1,159,167
Coca-Cola Femsa SAB de CV,
Sponsored ADR 15,488 1,457,885
*Consorcio ARA SAB de CV 25,100 4,231
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 103,631 38,646
#Corp Inmobiliaria Vesta SAB
de CV 525,217 1,434,386
#Corp Inmobiliaria Vesta SAB
de CV, ADR 4,090 112,148
El Puerto de Liverpool SAB de
CV, Class C1 63,531 292,161
Fomento Economico Mexicano
SAB de CV 290,370 3,061,234
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 33,874 3,567,271
GCC SAB de CV, Class A 116,548 979,122
Genomma Lab Internacional
SAB de CV, Class B 634,087 746,652
Gentera SAB de CV 1,069,294 1,870,377
Gruma SAB de CV, Class B 107,539 2,058,816
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 144,511 1,598,591
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B, Sponsored ADR 3,964 352,677
#Grupo Aeroportuario del
Pacifico SAB de CV, Class B 23,160 471,080
#Grupo Aeroportuario del
Pacifico SAB de CV, Class B,
Sponsored ADR 26,885 5,525,136
Grupo Aeroportuario del
Sureste SAB de CV, Class B 18,696 593,315
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 9,092 2,877,982
#Grupo Bimbo SAB de CV,
Class A 773,018 2,354,793
Grupo Carso SAB de CV,
Class A1 290,373 2,022,450
#Grupo Comercial Chedraui
SA de CV, Class B 161,917 1,049,090

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
MEXICO — (Continued)
Grupo Financiero Banorte SAB
de CV, Class O 1,140,089 $ 9,814,958
*Grupo Financiero Inbursa
SAB de CV, Class O 919,150 2,367,017
Grupo Herdez SAB de CV,
Class B 17,731 50,607
*Grupo Hotelero Santa Fe
SAB de CV 600 115
Grupo Industrial Saltillo SAB
de CV 600 541
Grupo Mexico SAB de CV,
Class B 1,440,600 7,499,215
#Grupo Rotoplas SAB de CV 28,236 17,468
*Grupo Simec SAB de CV,
Class S 100 909
Ω#*Grupo Traxion SAB de CV 92,452 77,598
*Industrias Penoles SAB de
CV 96,174 1,921,466
Kimberly-Clark de Mexico SAB
de CV, Class A 841,827 1,486,690
La Comer SAB de CV 221,801 419,581
Medica Sur SAB de CV, Class
B 100 180
Megacable Holdings SAB de
CV 301,630 739,475
*Minera Frisco SAB de CV 600 104
Ω*Nemak SAB de CV 1,318,358 194,639
#Orbia Advance Corp. SAB de
CV, Class A 513,037 343,597
Organizacion Cultiba SAB de
CV, Class B 200 114
*Organizacion Soriana SAB de
CV, Class B 600 796
*Promotora de Hoteles Norte
19 SAB De CV, Class L 21,900 5,281
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 279,372 3,130,108
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 80 713
Qualitas Controladora SAB de
CV, Class F 143,381 1,582,867
Regional SAB de CV 178,013 1,248,774
*Vitro SAB de CV, Series A 100 35
Wal-Mart de Mexico SAB de
CV, Class A 2,116,868 6,720,988
TOTAL MEXICO 92,423,831
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 561 3,084
Credicorp, Ltd. 26,586 5,375,423
Intercorp Financial Services,
Inc. 1,658 56,157
TOTAL PERU 5,434,664
PHILIPPINES — (0.5%)
*8990 Holdings, Inc. 2,200 348
Aboitiz Equity Ventures, Inc. 189,000 109,972
Aboitiz Power Corp. 301,200 201,141
Shares Value†
PHILIPPINES — (Continued)
ACEN Corp. 2,767,540 $ 132,295
Alliance Global Group, Inc.,
Class R 16,500 1,808
Apex Mining Co., Inc. 937,000 112,732
Asia United Bank Corp. 300 365
*Atlas Consolidated Mining &
Development Corp. 20,700 1,593
Ayala Corp. 141,500 1,518,740
Ayala Land, Inc. 4,298,800 1,927,937
*AyalaLand Logistics Holdings
Corp. 2,000 52
Bank of the Philippine Islands,
Class A 729,764 1,829,146
BDO Unibank, Inc., Class A 1,802,100 5,175,129
Bloomberry Resorts Corp. 1,584,700 96,747
*Cebu Air, Inc. 7,265 4,943
Cebu Landmasters, Inc., Class
A 49,952 2,254
Century Pacific Food, Inc. 342,200 233,729
*China Banking Corp., Class A 21,900 35,680
COL Financial Group, Inc.,
Class A 2,500 70
Converge Information and
Communications Technology
Solutions, Inc. 1,052,900 359,292
D&L Industries, Inc. 293,700 29,972
DigiPlus Interactive Corp.,
Class A 162,800 116,588
*DITO CME Holdings Corp. 1,069,000 26,029
DMCI Holdings, Inc. 773,200 146,736
DoubleDragon Corp. 67,100 11,701
East West Banking Corp.,
Class A 4,900 967
Emperador, Inc. 37,300 8,721
First Philippine Holdings Corp. 1,010 1,058
*Global Ferronickel Holdings,
Inc. 3,000 60
Globe Telecom, Inc. 16,541 574,811
GT Capital Holdings, Inc. 65,130 570,900
International Container
Terminal Services, Inc. 652,290 3,972,949
JG Summit Holdings, Inc. 816,610 247,958
Jollibee Foods Corp. 232,430 952,108
LT Group, Inc. 437,300 93,011
MacroAsia Corp. 107,700 7,366
Manila Electric Co. 34,240 349,419
Manila Water Co., Inc. 494,800 302,080
Megaworld Corp. 5,073,000 161,668
Metropolitan Bank & Trust Co. 1,037,010 1,427,734
Nickel Asia Corp. 504,300 23,023
Petron Corp. 5,000 210
Philex Mining Corp. 497,100 59,451
Philippine National Bank 20,200 17,359
Philippine Seven Corp. 1,440 1,366
*Philippine Stock Exchange,
Inc. (The) 40 135
*<Phoenix Petroleum
Philippines, Inc. 300 4
PLDT, Inc. 33,705 784,469

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
PHILIPPINES — (Continued)
PLDT, Inc., Sponsored ADR 2,505 $ 58,792
*<PNB Holdings Corp. 78 150
Puregold Price Club, Inc. 344,600 197,117
Rizal Commercial Banking
Corp., Class A 1,000 469
Robinsons Land Corp. 1,072,700 224,315
Robinsons Retail Holdings,
Inc., Class F 32,050 22,522
San Miguel Corp., Class A 173,420 243,729
Security Bank Corp. 181,340 215,738
Semirara Mining & Power
Corp., Class A 848,100 516,255
Shakey's Pizza Asia Ventures,
Inc. 600 84
*Shell Pilipinas Corp., Class A 500 47
SM Investments Corp. 70,015 1,090,557
SM Prime Holdings, Inc. 3,019,500 1,316,352
*Synergy Grid & Development
Phils, Inc. 177,000 36,443
*Top Frontier Investment
Holdings, Inc. 80 79
Union Bank of the Philippines 1,962 1,135
Universal Robina Corp., Class
A 335,420 496,930
Vistamalls, Inc., Class A 2,000 57
Wilcon Depot, Inc., Class A 191,200 23,346
TOTAL PHILIPPINES 26,075,943
POLAND — (1.2%)
*11 bit studios SA 1,272 73,696
AB SA 48 1,301
*Agora SA, Class H 40 105
Alior Bank SA 110,716 3,008,667
Ω*Allegro.eu SA 245,280 2,148,897
Amica SA 4 66
AmRest Holdings SE 12,097 56,519
Apator SA, Class A 66 325
Arctic Paper SA 4,173 16,969
ASBISc Enterprises PLC 17,973 124,192
Asseco Poland SA 20,470 846,502
Asseco South Eastern Europe
SA, Class F 1,016 16,255
#Auto Partner SA, Class A 29,761 157,557
Bank Handlowy w Warszawie
SA 5,215 162,990
*Bank Millennium SA, Class A 149,619 580,153
*Bank Ochrony Srodowiska SA 92 273
*Bank Polska Kasa Opieki SA 109,931 5,502,831
Benefit Systems SA, Class A 1,136 984,229
#Budimex SA, Class F 8,042 1,353,335
*CCC SA, Class A 35,370 2,044,536
CD Projekt SA 28,523 1,765,489
Celon Pharma SA 1,579 10,806
#*Cognor Holding SA, Class A 46,003 90,473
*Cyfrowy Polsat SA 164,469 808,205
Develia SA 904 1,792
Ω*Dino Polska SA 26,136 3,673,085
Dom Development SA, Class
R 979 57,111
Shares Value†
POLAND — (Continued)
*Echo Investment SA 274 $ 338
*Enea SA 166,829 632,254
Eurocash SA 60,130 176,745
*Fabryki Mebli Forte SA 42 291
Globe Trade Centre SA 320 343
#*Grupa Azoty SA 40,070 220,440
Grupa Kety SA 8,486 1,948,575
*ING Bank Slaski SA, Class A 2,399 208,805
Inter Cars SA 134 20,299
KGHM Polska Miedz SA,
Class A 91,237 2,898,818
LPP SA 638 2,611,210
Lubelski Wegiel Bogdanka SA 9,651 55,787
*mBank SA 10,005 2,188,353
Mirbud SA 52,568 197,827
Mo-BRUK SA 168 13,038
Neuca SA 136 25,735
NEWAG SA, Class A 56 982
Orange Polska SA 369,055 951,204
ORLEN SA 270,257 4,900,639
Pepco Group NV 60,286 283,910
*PGE Polska Grupa
Energetyczna SA, Class A 656,888 1,437,134
*PKP Cargo SA 5,755 24,288
*Polski Holding Nieruchomosci
SA, Class A 20 57
Powszechna Kasa
Oszczednosci Bank Polski SA 407,528 7,839,285
Powszechny Zaklad
Ubezpieczen SA 338,895 5,299,541
Santander Bank Polska SA 15,834 2,428,943
Synektik SA 4,702 282,917
*Tauron Polska Energia SA 1,080,843 1,697,659
*TEN Square Games SA 2,551 64,611
Text SA 9,341 134,056
VRG SA 394 388
Warsaw Stock Exchange 12,212 155,526
Wirtualna Polska Holding SA 663 15,805
ΩXTB SA, Class A 67,976 1,481,392
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 12 167
TOTAL POLAND 61,683,721
QATAR — (0.7%)
Aamal Co., Class F 375,298 85,553
Al Khaleej Takaful Group QSC 200,248 131,445
Al Meera Consumer Goods
Co. QSC 14,746 58,968
Al Rayan Bank 4,155,182 2,547,203
*Baladna 525,844 175,185
Barwa Real Estate Co. 749,137 576,101
Commercial Bank PSQC (The) 2,211,402 2,611,653
Doha Bank QPSC 1,105,770 716,124
*Estithmar Holding QPSC,
Class A 774,338 584,635
Gulf International Services
QSC 669,057 566,521
Gulf Warehousing Co., Class A 212,812 172,424
Industries Qatar QSC 519,578 1,792,337

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
QATAR — (Continued)
Lesha Bank LLC 821,923 $ 312,651
Mannai Corp. QSC 114,750 112,733
*Mazaya Real Estate
Development QPSC 787,747 129,596
Medicare Group 233,184 292,681
Mesaieed Petrochemical
Holding Co., Class A 2,753,878 1,066,456
Ooredoo QPSC, Class A 361,346 1,286,197
Qatar Aluminum Manufacturing
Co. 2,354,345 829,614
Qatar Electricity & Water Co.
QSC 167,028 701,417
Qatar Fuel QSC 247,796 1,020,857
Qatar Gas Transport Co., Ltd. 2,300,254 2,892,849
Qatar Industrial Manufacturing
Co. QSC 12,733 8,802
Qatar Insurance Co. SAQ 48,856 26,152
Qatar International Islamic
Bank QSC 281,040 818,189
Qatar Islamic Bank QPSC 561,626 3,256,228
Qatar Islamic Insurance Group 5,915 13,578
Qatar National Bank QPSC,
Class A 2,810,418 12,890,409
Qatar National Cement Co.
QSC 29,203 27,519
Salam International
Investment, Ltd. QSC 709,449 128,601
United Development Co. QSC 1,530,270 433,317
Vodafone Qatar QSC 309,052 200,319
*Widam Food Co. 98,903 57,288
TOTAL QATAR 36,523,602
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, Class A,
ADR 48,253 –
*<Lenta International Co.
PJSC, Class A, GDR 130 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 3,750 –
*<PhosAgro PJSC, GDR 28 241
*<Polyus PJSC, Class G, GDR 782 –
*<RusHydro PJSC, ADR 2,375 –
*<Sberbank of Russia PJSC,
ADR 98,183 –
*<Severstal PAO, GDR 7,488 –
*<VTB Bank PJSC, GDR 59,710 –
TOTAL RUSSIAN
FEDERATION 241
SAUDI ARABIA — (3.8%)
Abdullah Al Othaim Markets
Co. 263,083 632,650
*ACWA Power Co. 50,863 4,366,388
*Advanced Petrochemical Co. 81,188 652,595
Al Babtain Power &
Telecommunication Co. 31,706 401,513
Al Hammadi Holding 51,388 550,062
*Al Hassan Ghazi Ibrahim
Shaker Co. 17,251 141,194
Shares Value†
SAUDI ARABIA — (Continued)
Al Jouf Agricultural
Development Co. 13,133 $ 165,961
*Al Jouf Cement Co. 21,014 55,240
*Al Khaleej Training and
Education Co. 25,073 186,833
Al Masane Al Kobra Mining
Co. 7,233 116,664
Al Moammar Information
Systems Co. 6,395 224,027
Al Rajhi Bank 1,058,116 27,476,205
*Al Rajhi Co. for Co-operative
Insurance 18,904 660,221
Al Yamamah Steel Industries
Co. 13,535 125,755
Alamar Foods 8,179 147,187
Alandalus Property Co. 19,658 114,251
Alaseel Co. 125,550 134,557
Al-Dawaa Medical Services
Co. 7,782 175,312
Aldrees Petroleum and
Transport Services Co. 68,165 2,504,235
Al-Etihad Cooperative
Insurance Co. 17,521 70,815
Alinma Bank 854,020 6,602,837
AlJazira Takaful Ta'awuni Co. 25,398 94,796
*AlKhorayef Water & Power
Technologies Co. 12,948 559,219
*Allianz Saudi Fransi
Cooperative Insurance Co. 11,326 51,695
Almarai Co. JSC, Class H 350,898 4,939,458
Almawarid Manpower Co. 1,130 45,912
Almunajem Foods Co. 16,262 357,678
*Alujain Corp. 24,638 246,978
*Amana Cooperative
Insurance Co. 14,946 36,699
*Anaam International Holding
Group Co. 8,381 39,415
Arab National Bank 586,874 3,363,937
*Arabia Insurance Cooperative
Co. 9,995 33,309
Arabian Cement Co. 33,273 225,315
ΩArabian Centres Co. 102,008 538,473
*Arabian Contracting Services
Co. 13,249 465,546
Arabian Drilling Co. 22,789 524,933
Arabian Internet &
Communications Services Co. 20,714 1,581,618
*Arabian Pipes Co. 56,644 139,084
*Arabian Shield Cooperative
Insurance Co. 29,090 136,807
Arriyadh Development Co. 82,670 755,974
*ARTEX Industrial Investment
Co. 14,566 51,726
Astra Industrial Group Co. 29,512 1,173,902
Ataa Educational Co. 9,400 166,403
*BAAN Holding Group Co. 107,935 62,443
Baazeem Trading Co., Class A 13,828 22,525
Bank AlBilad 488,578 3,764,404
*Bank Al-Jazira 581,233 2,091,937

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
SAUDI ARABIA — (Continued)
Banque Saudi Fransi 795,648 $ 3,898,800
*Basic Chemical Industries,
Ltd. 8,997 67,761
Bawan Co., Class H 26,749 392,938
BinDawood Holding Co. 123,226 206,970
Bupa Arabia for Cooperative
Insurance Co. 46,447 2,080,326
Catrion Catering Holding Co. 35,416 1,112,268
*Chubb Arabia Cooperative
Insurance Co. 8,618 96,498
City Cement Co., Class A 44,630 241,539
Co. for Cooperative Insurance
(The) 60,460 2,237,289
Dallah Healthcare Co. 22,079 718,131
*Dar Al Arkan Real Estate
Development Co., Class A 416,097 2,429,423
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 59,970 4,579,010
East Pipes Integrated Co. for
Industry 11,895 427,483
Eastern Province Cement Co.,
Class F 6,744 60,232
Electrical Industries Co. 434,103 821,704
Elm Co. 857 236,429
*Emaar Economic City 108,449 440,631
Etihad Etisalat Co. 298,258 4,993,629
*Filling & Packing Materials
Manufacturing Co, Class A 1,837 18,953
First Milling Co. 7,312 114,430
*Fitaihi Holding Group 95,584 102,441
Gulf Insurance Group 18,248 126,003
*Gulf Union Cooperative
Insurance Co. 11,588 43,931
*Herfy Food Services Co. 11,432 74,183
Jamjoom Pharmaceuticals
Factory Co. 4,378 201,923
Jarir Marketing Co. 394,204 1,326,310
*Jazan Development and
Investment Co. 16,417 51,034
L'Azurde Co. for Jewelry,
Class A 25,635 90,214
Leejam Sports Co. JSC 16,247 606,409
*Liva Insurance Co., Class H 10,465 41,850
*Malath Cooperative Insurance
Co. 13,422 49,667
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 50,400 300,446
*Methanol Chemicals Co. 22,991 76,250
*Middle East Healthcare Co. 30,688 568,615
*Middle East Paper Co. 26,640 198,154
*Middle East Specialized
Cables Co., Class A 15,542 146,681
Mobile Telecommunications
Co. Saudi Arabia 387,694 1,316,810
Mouwasat Medical Services
Co. 56,028 1,082,948
Nahdi Medical Co. 25,219 763,784
*Najran Cement Co. 30,507 68,807
Shares Value†
SAUDI ARABIA — (Continued)
*Nama Chemicals Co. 1,673 $ 12,266
*National Agriculture
Development Co. (The) 151,365 898,287
National Co. for Glass
Industries (The) 10,226 123,773
National Co. for Learning &
Education 6,609 276,278
National Gas &
Industrialization Co. 21,450 506,099
*National Gypsum 11,144 61,144
*National Industrialization Co. 212,512 523,504
National Medical Care Co. 10,671 423,893
*National Metal Manufacturing
& Casting Co., Class A 9,228 38,182
Northern Region Cement Co.,
Class A 53,056 122,212
*Perfect Presentation For
Commercial Services Co.,
Class A 55,762 185,829
Power & Water Utility Co. for
Jubail & Yanbu, Class A 13,237 154,571
Qassim Cement Co. (The) 7,418 104,223
*Rabigh Refining &
Petrochemical Co. 284,328 539,714
Retal Urban Development Co. 134,568 604,155
Riyad Bank 1,106,118 9,067,991
Riyadh Cables Group Co.,
Class A 26,456 897,172
Riyadh Cement Co., Class A 9,315 84,312
SABIC Agri-Nutrients Co.,
Class A 142,100 3,739,175
Sahara International
Petrochemical Co., Class A 242,543 1,228,590
*Saudi Arabian Amiantit Co. 10,911 67,428
*Saudi Arabian Mining Co. 548,764 7,476,030
ΩSaudi Arabian Oil Co. 2,313,127 15,632,987
Saudi Aramco Base Oil Co. 34,705 918,768
Saudi Automotive Services Co. 27,464 483,983
Saudi Awwal Bank 796,290 7,430,257
Saudi Basic Industries Corp. 350,530 5,700,586
Saudi Cement Co. 5,929 72,791
*Saudi Ceramic Co. 49,275 368,489
*Saudi Chemical Co. Holding 276,455 622,796
Saudi Electricity Co. 499,261 1,993,903
Saudi Ground Services Co. 1,476 19,597
Saudi Industrial Investment
Group 219,544 884,989
Saudi Investment Bank (The) 138,459 555,180
*Saudi Kayan Petrochemical
Co. 501,396 771,296
*Saudi Marketing Co. 17,130 93,622
Saudi National Bank (The) 1,399,015 13,315,427
Saudi Paper Manufacturing
Co. 16,402 298,663
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 39,179 266,353
*Saudi Public Transport Co. 66,529 290,884
*Saudi Real Estate Co. 85,444 526,209

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
SAUDI ARABIA — (Continued)
*Saudi Reinsurance Co. 60,213 $ 790,608
*Saudi Research & Media
Group 22,342 1,031,655
Saudi Steel Pipe Co. 19,779 291,077
*Saudi Tadawul Group Holding
Co. 23,497 1,147,631
Saudi Telecom Co. 1,199,986 15,228,167
Saudia Dairy & Foodstuff Co.,
Class A 3,479 283,262
*Savola Group (The) 94,332 787,169
Scientific & Medical Equipment
House Co. 8,462 90,465
*Seera Group Holding 128,256 834,319
*Sinad Holding Co. 50,157 156,987
Southern Province Cement Co. 8,456 69,999
Sumou Real Estate Co. 10,279 122,359
*Sustained Infrastructure
Holding Co. 45,481 359,517
*Tabuk Agriculture 4,821 15,552
Tabuk Cement Co. 15,439 50,875
*Takween Advanced Industries
Co. 8,722 20,602
Tanmiah Food Co., Class F 2,840 80,258
Theeb Rent A Car Co. 16,846 300,011
*Umm Al-Qura Cement Co. 19,199 92,133
United Electronics Co. 35,797 897,096
United International
Transportation Co. 180,105 3,543,616
United Wire Factories Co. 4,141 27,578
*Wafrah For Industry And
Development 1,297 11,031
*Walaa Cooperative Insurance
Co. 48,252 244,418
*Wataniya Insurance Co. 15,673 88,500
Yamama Cement Co. 35,702 344,561
Yanbu Cement Co. 32,218 187,249
Yanbu National Petrochemical
Co., Class A 165,055 1,405,931
Zahrat Al Waha For Trading
Co. 6,654 53,219
TOTAL SAUDI ARABIA 205,323,045
SOUTH AFRICA — (2.9%)
Absa Group, Ltd., Class F 606,465 5,565,544
Adcock Ingram Holdings, Ltd.,
Class A 6,616 17,498
Advtech, Ltd., Class A 120,444 199,702
AECI, Ltd. 128,729 706,734
African Rainbow Minerals, Ltd. 97,517 813,155
Afrimat, Ltd. 99,854 283,522
Alexander Forbes Group
Holdings, Ltd. 2,406 1,001
Altron, Ltd., Class A 77 84
Anglo American Platinum, Ltd. 20,852 716,339
Anglogold Ashanti PLC 24,291 1,013,221
#Anglogold Ashanti PLC,
Class H 134,820 5,684,011
Aspen Pharmacare Holdings,
Ltd. 277,179 1,813,721
Astral Foods, Ltd. 31,866 295,364
Shares Value†
SOUTH AFRICA — (Continued)
*Aveng, Ltd. 837 $ 292
AVI, Ltd. 267,819 1,301,221
Barloworld, Ltd. 168,095 980,225
Bid Corp., Ltd. 217,662 5,468,968
Bidvest Group, Ltd., Class A 243,149 3,070,359
*Blue Label Telecoms, Ltd. 2,673 1,201
Capitec Bank Holdings, Ltd.,
Class F 38,395 7,102,856
City Lodge Hotels, Ltd. 1,121 245
Clicks Group, Ltd., Class H 168,419 3,580,960
Coronation Fund Managers,
Ltd. 190,753 389,579
Curro Holdings, Ltd. 14,607 6,995
*DataTec, Ltd. 65,266 202,292
ΩDis-Chem Pharmacies, Ltd. 196,539 333,265
Discovery, Ltd. 407,516 4,511,614
DRDGOLD, Ltd. 274,997 406,593
DRDGOLD, Ltd., ADR 1,388 20,681
Exxaro Resources, Ltd. 181,284 1,481,158
Famous Brands, Ltd., Class A 16,838 51,058
FirstRand, Ltd. 2,538,917 9,910,731
Foschini Group, Ltd., Class A 362,322 2,517,292
Gold Fields, Ltd., Class A 45,044 1,014,384
Gold Fields, Ltd., Sponsored
ADR 520,394 11,729,681
Grindrod, Ltd., Class B 538,978 335,734
Harmony Gold Mining Co., Ltd. 204,233 3,232,932
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 246,304 3,918,697
Hudaco Industries, Ltd. 1,566 15,655
*Impala Platinum Holdings,
Ltd. 304,650 1,815,333
Investec, Ltd. 174,345 1,083,855
Invicta Holdings, Ltd. 101 175
JSE, Ltd. 47,655 326,020
*KAP, Ltd., Class A 324,226 48,269
Kumba Iron Ore, Ltd. 27,840 484,044
Lewis Group, Ltd., Class A 132 483
Life Healthcare Group
Holdings, Ltd. 1,065,151 837,523
Merafe Resources, Ltd. 5,497 331
Momentum Group, Ltd., Class
A 966,542 1,764,126
Motus Holdings, Ltd. 170,015 794,782
Mpact, Ltd. 860 1,248
Mr Price Group, Ltd. 190,768 2,430,552
MTN Group, Ltd., Class A 1,211,448 7,989,616
*MultiChoice Group 164,542 958,975
Nedbank Group, Ltd. 370,445 5,046,115
NEPI Rockcastle NV 544,755 4,175,345
Netcare, Ltd. 1,397,828 1,024,729
Ninety One, Ltd., Class A 26,158 50,415
Northam Platinum Holdings,
Ltd., Class A 238,583 1,596,687
*Nutun, Ltd. 353,723 35,170
Oceana Group, Ltd. 4,225 13,341
Old Mutual, Ltd., Class A 3,774,551 2,298,457
Omnia Holdings, Ltd. 170,206 624,611

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
SOUTH AFRICA — (Continued)
OUTsurance Group, Ltd.,
Class A 239,591 $ 983,281
ΩPepkor Holdings, Ltd. 2,379,405 3,429,796
*Pick n Pay Stores, Ltd. 500,234 751,981
PPC, Ltd. 289,734 72,253
PSG Financial Services, Ltd. 159,823 170,936
*Rainbow Chicken, Class A 504 87
Raubex Group, Ltd. 107,783 255,232
RCL Foods, Ltd. 504 257
Reunert, Ltd. 131,665 437,816
RFG Holdings, Ltd. 432 430
Sanlam, Ltd. 966,719 4,390,340
Santam, Ltd. 14,883 322,357
Sappi, Ltd. 526,537 983,671
*Sasol, Ltd., Class A 171,357 590,799
Shoprite Holdings, Ltd., Class
A 299,089 4,589,795
*Sibanye Stillwater, Ltd., Class
A 2,078,420 2,401,668
*Sibanye Stillwater, Ltd., Class
A, ADR 21,424 99,622
Southern Sun, Ltd., Class A 96,902 43,018
*SPAR Group, Ltd. (The) 152,148 936,868
Spur Corp., Ltd. 194 355
Stadio Holdings, Ltd. 60 25
Standard Bank Group, Ltd. 916,842 11,417,747
Sun International, Ltd. 73,609 158,246
Super Group, Ltd. 375,403 584,302
*Telkom SA SOC, Ltd., Class
A 371,208 783,664
Thungela Resources, Ltd. 122,167 605,705
Tiger Brands, Ltd. 103,195 1,608,414
Truworths International, Ltd. 417,049 1,665,394
Tsogo Sun, Ltd. 39,750 17,625
Vodacom Group, Ltd. 346,971 2,553,856
We Buy Cars Holdings, Ltd. 115,589 267,753
Wilson Bayly Holmes-Ovcon,
Ltd. 37,517 387,424
Woolworths Holdings, Ltd. 660,487 2,044,692
Zeda, Ltd. 165,581 92,997
TOTAL SOUTH AFRICA 154,743,172
TAIWAN — (17.6%)
91APP, Inc. 49,000 128,234
#Ability Enterprise Co., Ltd. 179,000 259,968
#Ability Opto-Electronics
Technology Co., Ltd. 38,000 155,051
#AcBel Polytech, Inc. 635,611 510,746
Accton Technology Corp. 364,000 6,760,341
Acer Cyber Security, Inc. 12,000 69,599
Acer E-Enabling Service
Business, Inc. 6,000 44,743
#Acer, Inc. 2,038,000 2,223,875
*ACES Electronic Co., Ltd. 115,000 171,693
*Acon Holding, Inc. 202,000 57,537
Acter Group Corp., Ltd. 72,000 903,855
#Action Electronics Co., Ltd. 176,000 83,644
#Actron Technology Corp. 37,722 150,968
Shares Value†
TAIWAN — (Continued)
#ADATA Technology Co., Ltd. 220,845 $ 577,955
Addcn Technology Co., Ltd.,
Class A 9,089 49,590
#*Adimmune Corp. 219,000 135,578
#Advanced Ceramic X Corp. 29,000 110,168
Advanced Energy Solution
Holding Co., Ltd. 10,000 265,141
Advanced International
Multitech Co., Ltd., Class A 78,000 166,082
*Advanced Optoelectronic
Technology, Inc. 69,000 34,410
Advanced Power Electronics
Corp. 52,000 119,826
#Advanced Wireless
Semiconductor Co. 84,000 198,555
#Advancetek Enterprise Co.,
Ltd. 257,000 578,557
Advantech Co., Ltd. 285,680 3,010,167
Aero Win Technology Corp.,
Class A 16,000 29,466
Aerospace Industrial
Development Corp. 114,000 166,279
AIC, Inc., Class A 7,654 70,598
Air Asia Co., Ltd. 12,000 14,145
Airtac International Group,
Class A 60,046 1,652,143
#Alchip Technologies, Ltd. 38,000 2,524,779
Allied Circuit Co., Ltd. 7,549 27,380
Allied Supreme Corp. 19,000 144,358
#Allis Electric Co., Ltd., Class
A 121,083 348,677
Alltek Technology Corp. 155,200 186,339
#Alltop Technology Co., Ltd. 38,000 289,310
#Alpha Networks, Inc. 118,000 100,722
#Altek Corp. 278,957 316,610
#Amazing Microelectronic
Corp. 45,887 106,457
AMPACS Corp. 39,000 39,874
Ampak Technology, Inc. 23,000 68,318
Ampire Co., Ltd. 68,000 63,997
Ample Electronic Technology
Co., Ltd. 13,000 40,443
#AMPOC Far-East Co., Ltd. 66,000 180,771
*Amulaire Thermal
Technology, Inc., Class A 16,000 12,607
Anderson Industrial Corp. 86,000 36,301
#Anji Technology Co., Ltd.,
Class A 66,239 60,889
#Anpec Electronics Corp. 45,000 211,753
Aopen, Inc., Class A 17,000 24,450
#Apac Opto Electronics, Inc. 38,000 88,041
Apacer Technology, Inc. 66,000 94,719
#APAQ Technology Co., Ltd. 26,000 80,399
Apex Biotechnology Corp. 38,000 37,367
#*Apex International Co., Ltd. 142,499 102,921
Apex Science & Engineering 54,060 18,931
ARBOR Technology Corp. 16,000 22,762
Arcadyan Technology Corp. 110,000 811,681
#Ardentec Corp. 373,000 867,686

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TAIWAN — (Continued)
Ares International Corp. 14,000 $ 28,278
Argosy Research, Inc. 56,000 253,009
ASE Technology Holding Co.,
Ltd. 1,192,000 5,050,058
#ASE Technology Holding Co.,
Ltd., ADR 293,000 2,557,890
Asia Electronic Material Co.,
Ltd. 32,000 20,061
Asia Optical Co., Inc. 144,000 607,823
#Asia Polymer Corp. 211,000 83,455
Asia Tech Image, Inc. 41,000 123,835
Asia Vital Components Co.,
Ltd., Class R 229,623 3,331,303
ASIX Electronics Corp. 34,000 96,526
ASMedia Technology, Inc. 14,000 735,391
ASolid Technology Co., Ltd. 18,000 31,179
ASPEED Technology, Inc. 17,000 1,594,597
#ASROCK, Inc. 19,000 104,259
Asustek Computer, Inc., Class
A 456,000 8,269,393
ATE Energy International Co.,
Ltd. 58,000 42,344
Aten International Co., Ltd. 14,000 29,985
Auden Techno Corp. 16,000 42,373
AUO Corp. 4,722,200 1,816,060
AURAS Technology Co., Ltd. 36,000 548,166
Avalue Technology, Inc. 41,000 124,732
AVer Information, Inc. 19,000 21,416
#Axiomtek Co., Ltd. 48,973 156,184
#Azurewave Technologies,
Inc. 57,000 81,268
Bafang Yunji International Co.,
Ltd., Class H 19,000 108,417
Bank of Kaohsiung Co., Ltd. 4,632 1,716
#BenQ Materials Corp. 241,000 178,585
BES Engineering Corp. 1,234,000 407,051
Billion Electric Co., Ltd. 36,000 35,175
#Bin Chuan Enterprise Co.,
Ltd. 67,000 101,601
Bionet Corp. 1,850 4,280
*Biostar Microtech
International Corp. 68,000 39,865
Bioteque Corp. 30,000 118,657
Bizlink Holding, Inc., Class A 112,000 1,880,499
#*Bonny Worldwide, Ltd. 4,000 20,386
Bora Pharmaceuticals Co., Ltd. 35,000 779,164
Brave C&H Supply Co., Ltd. 12,000 37,370
Brightek Optoelectronic Co.,
Ltd., Class A 36,000 50,708
Brighton-Best International
Taiwan, Inc. 52,000 54,141
#Brillian Network & Automation
Integrated System Co., Ltd. 21,863 124,754
#Browave Corp. 41,000 201,263
#C Sun Manufacturing, Ltd. 65,390 289,300
*Calin Technology Co., Ltd. 38,000 34,159
Calitech Co., Ltd. 20,000 38,958
*Caliway Biopharmaceuticals
Co., Ltd. 33,000 689,241
Shares Value†
TAIWAN — (Continued)
*Cameo Communications, Inc. 68,000 $ 18,838
Capital Futures Corp. 51,757 78,405
#Capital Securities Corp. 1,522,000 1,232,523
#*Career Technology MFG.
Co., Ltd. 355,925 129,648
#Castles Technology Co., Ltd. 53,952 116,396
#Caswell, Inc. 37,000 102,730
Cathay Financial Holding Co.,
Ltd. 4,216,895 7,713,109
Cathay Real Estate
Development Co., Ltd. 310,000 187,068
#CCP Contact Probes Co.,
Ltd., Class A 54,693 47,198
*Celxpert Energy Corp. 164,000 148,448
*Cenra, Inc., Class A 65,000 70,522
Central Reinsurance Co., Ltd.,
Class R 175,000 143,631
#Century Iron & Steel
Industrial Co., Ltd. 118,000 645,656
Chain Chon Industrial Co., Ltd. 59,000 24,719
#Chaintech Technology Corp. 24,000 26,639
Champion Microelectronic
Corp. 29,000 41,347
Chang Hwa Commercial Bank,
Ltd. 3,220,716 1,832,756
Chang Wah Technology Co.,
Ltd., Class A 117,000 131,512
#Channel Well Technology
Co., Ltd. 138,000 313,254
Chant Sincere Co., Ltd., Class
A 48,000 75,190
Charoen Pokphand Enterprise,
Class F 40,000 125,066
Chateau International
Development Co., Ltd. 8,152 7,570
#CHC Healthcare Group 81,000 109,281
Chen Full International Co.,
Ltd. 52,000 77,635
Chenbro Micom Co., Ltd.,
Class A 24,000 184,223
*Cheng Fwa Industrial Co.,
Ltd. 18,000 13,620
#Cheng Loong Corp. 500,000 272,801
*Cheng Mei Materials
Technology Corp. 282,612 113,989
Cheng Shin Rubber Industry
Co., Ltd. 1,423,000 2,195,699
Cheng Uei Precision Industry
Co., Ltd., Class A 282,000 431,160
#Chenming Electronic
Technology Corp. 53,000 146,159
Chicony Electronics Co., Ltd.,
Class A 402,000 1,935,653
Chicony Power Technology
Co., Ltd. 60,000 199,794
Chief Telecom, Inc. 5,000 67,536
#Chieftek Precision Co., Ltd. 23,000 63,284
*Chien Shing Stainless Steel
Co., Ltd., Class A 23,335 8,901
China Airlines, Ltd., Class A 2,999,000 1,973,828

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TAIWAN — (Continued)
China Bills Finance Corp.,
Class H 2,000 $ 932
China Container Terminal
Corp., Class A 48,000 42,848
China Ecotek Corp. 16,000 27,715
China General Plastics Corp. 223,100 77,429
China Glaze Co., Ltd. 56,000 28,190
#*China Man-Made Fiber
Corp. 644,000 127,660
#China Metal Products, Class
H 208,000 172,016
#China Motor Corp., Class A 176,000 393,459
#China Steel Chemical Corp. 49,000 140,031
#China Steel Corp. 7,257,000 4,685,522
China Steel Structure Co., Ltd. 7,000 9,564
China Wire & Cable Co., Ltd.,
Class A 44,000 46,293
Chinese Maritime Transport,
Ltd. 32,000 40,371
Ching Feng Home Fashions
Co., Ltd. 115,298 88,322
#Chin-Poon Industrial Co., Ltd. 300,000 302,504
Chipbond Technology Corp. 563,000 1,117,797
ChipMOS Technologies, Inc. 380,000 313,073
ChipMOS Technologies, Inc.,
ADR 1,700 28,067
#Chlitina Holding, Ltd. 32,452 115,672
Chong Hong Construction Co.,
Ltd. 115,000 314,620
Chroma ATE, Inc. 247,000 2,258,934
#Chun Yuan Steel Industry
Co., Ltd. 308,000 174,787
#Chung Hung Steel Corp. 496,000 249,683
Chung Hwa Chemical
Industrial Works, Ltd. 32,000 22,912
#*Chung Hwa Pulp Corp. 224,000 89,297
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 451,000 1,790,858
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 34,000 30,988
Chunghwa Precision Test
Tech Co., Ltd. 9,000 204,859
Chunghwa Telecom Co., Ltd. 779,000 3,154,191
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 88,000 3,558,720
CKM Applied Materials Corp. 11,000 11,126
Cleanaway Co., Ltd. 27,000 153,222
C-Media Electronics, Inc. 11,000 12,227
#*CoAsia Electronics Corp. 52,000 90,886
Collins Co., Ltd. 52,000 24,957
#Compal Electronics, Inc. 3,437,000 2,939,122
Compeq Manufacturing Co.,
Ltd., Class A 824,000 1,442,766
Complex Micro Interconnection
Co., Ltd. 12,000 15,439
Compucase Enterprise 42,000 85,752
Concord International
Securities Co., Ltd. 48,064 19,236
Shares Value†
TAIWAN — (Continued)
#Concord Securities Co., Ltd. 463,050 $ 168,669
Continental Holdings Corp. 192,000 145,877
#Contrel Technology Co., Ltd.,
Class A 52,000 61,864
Coremax Corp. 41,927 58,729
#Coretronic Corp. 220,000 430,604
#Co-Tech Development Corp. 165,000 245,310
#Coxon Precise Industrial Co.,
Ltd., Class R 43,000 20,234
CTBC Financial Holding Co.,
Ltd. 8,693,000 10,681,765
CTCI Advanced Systems, Inc. 3,000 13,226
CTCI Corp., Class A 339,000 291,483
#CTI Traffic Industries Co.,
Ltd. 20,000 66,911
CviLux Corp. 56,000 81,681
*CX Technology Co., Ltd. 10,000 7,269
Cyberlink Corp. 37,000 114,183
#CyberPower Systems, Inc. 29,150 255,654
#*CyberTAN Technology, Inc. 203,000 142,176
Cystech Electronics Corp. 4,000 10,230
DA CIN Construction Co., Ltd. 153,200 269,201
Dah San Electric Wire & Cable
Co., Ltd. 49,192 80,133
Da-Li Development Co., Ltd.,
Class A 152,280 220,685
#Darfon Electronics Corp. 118,000 140,015
Darwin Precisions Corp., Class
A 256,000 91,248
#Daxin Materials Corp. 42,000 216,678
De Licacy Industrial Co., Ltd. 46,120 20,693
Delpha Construction Co., Ltd. 55,000 57,007
Delta Electronics, Inc., Class A 810,000 8,446,206
Depo Auto Parts Ind Co., Ltd.,
Class A 50,000 283,744
DFI, Inc. 22,000 42,648
Dimerco Data System Corp. 29,000 113,341
#Dimerco Express Corp. 76,488 176,016
DingZing Advanced Materials,
Inc. 5,000 20,011
#D-Link Corp. 424,080 216,794
DONPON PRECISION, Inc. 73,000 65,393
Dr Wu Skincare Co., Ltd. 8,000 33,768
Draytek Corp. 13,000 13,759
Drewloong Precision, Inc. 14,804 81,002
*Dyaco International, Inc.,
Class H 12,408 9,156
#Dynamic Holding Co., Ltd. 481,000 646,687
#*Dynapack International
Technology Corp., Class F 107,000 578,776
E Ink Holdings, Inc. 574,000 3,984,242
E.Sun Financial Holding Co.,
Ltd. 10,550,095 9,335,200
#Eastech Holding, Ltd. 46,000 148,860
*Eastern Media International
Corp. 150,307 76,838
#*Eclat Textile Co., Ltd. 124,000 1,605,103
ECOVE Environment Corp.,
Class A 5,000 44,789

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TAIWAN — (Continued)
#*Edimax Technology Co., Ltd. 156,000 $ 109,746
#Edison Opto Corp. 69,000 42,501
Edom Technology Co., Ltd. 103,000 79,062
Elan Microelectronics Corp. 298,000 1,220,586
E-Lead Electronic Co., Ltd. 54,227 81,808
E-LIFE MALL Corp., Class A 1,000 2,276
#*Elite Advanced Laser Corp. 93,000 597,552
Elite Material Co., Ltd. 159,000 2,764,093
Elite Semiconductor
Microelectronics Technology,
Inc. 107,000 171,960
Elitegroup Computer Systems
Co., Ltd. 200,000 96,614
eMemory Technology, Inc. 32,000 2,566,363
Emerging Display
Technologies Corp. 62,000 46,428
Ennoconn Corp. 69,000 577,103
Ennostar, Inc. 372,000 418,722
EnTie Commercial Bank Co.,
Ltd. 2,000 816
#*Epileds Technologies, Inc. 63,000 44,714
*Episil Technologies, Inc. 76,000 85,308
Episil-Precision, Inc. 74,000 78,320
Eris Technology Corp. 17,349 88,147
Eson Precision Ind Co., Ltd. 76,000 106,457
Eternal Materials Co., Ltd. 516,950 412,164
*Etron Technology, Inc. 64,000 57,230
Eurocharm Holdings Co., Ltd. 3,000 14,492
Eva Airways Corp. 2,762,000 3,324,798
#Ever Supreme Bio
Technology Co., Ltd., Class A 33,000 171,794
Evergreen Aviation
Technologies Corp. 57,000 185,348
Evergreen International
Storage & Transport Corp. 451,000 407,526
#EVERGREEN Steel Corp. 105,000 270,847
#Everlight Chemical Industrial
Corp. 301,000 157,638
#Everlight Electronics Co., Ltd. 301,000 720,902
Evertop Wire Cable Corp. 78,000 59,141
#Excellence Opto, Inc. 68,000 43,373
Excelsior Medical Co., Ltd. 50,715 137,955
EZconn Corp. 11,000 122,096
Far Eastern Department
Stores, Ltd. 179,000 131,243
Far Eastern International Bank 1,472,630 591,667
Far Eastern New Century
Corp. 2,470,000 2,536,957
Far EasTone
Telecommunications Co., Ltd. 1,504,373 4,031,040
#Faraday Technology Corp. 141,899 798,606
#Farglory F T Z Investment
Holding Co., Ltd. 105,876 113,215
#Farglory Land Development
Co., Ltd. 119,000 222,127
Feature Integration
Technology, Inc. 4,000 7,642
*Federal Corp. 71,000 39,737
Feedback Technology Corp. 27,681 93,040
Shares Value†
TAIWAN — (Continued)
Feng Hsin Steel Co., Ltd.,
Class A 42,000 $ 78,923
Feng TAY Enterprise Co., Ltd.,
Class A 292,040 1,027,249
FIC Global, Inc. 20,000 18,760
FineTek Co., Ltd. 18,360 69,461
Firich Enterprises Co., Ltd. 168,000 136,310
#*First Copper Technology
Co., Ltd. 144,000 158,484
First Financial Holding Co.,
Ltd. 7,839,746 6,226,106
#First Hi-Tec Enterprise Co.,
Ltd. 53,000 239,455
First Insurance Co., Ltd. (The) 91,000 83,651
#*First Steamship Co., Ltd. 506,000 97,299
#*Fittech Co., Ltd., Class H 40,985 92,009
#FLEXium Interconnect, Inc. 215,000 340,822
#Flytech Technology Co., Ltd. 71,000 250,852
FocalTech Systems Co., Ltd.,
Class A 151,000 293,190
#Forcecon Tech Co., Ltd. 55,107 190,393
*Forest Water Environment
Engineering Co., Ltd. 17,544 16,401
Formosa Advanced
Technologies Co., Ltd. 27,000 22,456
Formosa International Hotels
Corp. 23,000 143,467
Formosa Laboratories, Inc. 74,000 139,518
Formosa Oilseed Processing
Co., Ltd. 105,000 97,341
Formosa Optical Technology
Co., Ltd. 16,000 69,787
#Formosa Petrochemical Corp. 192,000 209,811
#Formosa Plastics Corp. 2,213,000 2,352,562
#Formosa Sumco Technology
Corp. 32,000 79,442
#Formosan Union Chemical 199,000 107,642
#Fortune Electric Co., Ltd.,
Class A 98,600 1,297,896
Fositek Corp. 6,000 86,014
Founding Construction &
Development Co., Ltd. 83,000 45,545
Foxsemicon Integrated
Technology, Inc. 53,000 454,054
#Franbo Lines Corp. 146,663 91,484
Froch Enterprise Co., Ltd. 152,000 71,526
Fu Chun Shin Machinery
Manufacture Co., Ltd. 90,640 46,903
Fu Hua Innovation Co., Ltd. 212,779 249,816
Fubon Financial Holding Co.,
Ltd. 4,198,186 11,065,475
Fulgent Sun International
Holding Co., Ltd., Class A 92,191 294,015
#*Fulltech Fiber Glass Corp.,
Class A 320,115 272,743
Fusheng Precision Co., Ltd.,
Class A 55,000 613,060
Fwusow Industry Co., Ltd. 95,923 42,438
G Shank Enterprise Co., Ltd. 108,305 246,186

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TAIWAN — (Continued)
Gallant Precision Machining
Co., Ltd. 139,000 $ 304,659
#Gamania Digital
Entertainment Co., Ltd. 93,000 213,723
GEM Services, Inc., Class A 17,000 34,550
*GEM Terminal Industrial Co.,
Ltd., Class A 20,000 11,756
#Gemtek Technology Corp. 1,111,000 983,063
*General Interface Solution
GIS Holding, Ltd. 167,000 244,628
General Plastic Industrial Co.,
Ltd. 14,000 13,964
Generalplus Technology, Inc. 50,000 64,878
#Genesys Logic, Inc. 56,000 245,130
#Genius Electronic Optical
Co., Ltd., Class B 68,000 798,362
Genovate Biotechnology Co.,
Ltd. 27,810 17,912
GeoVision, Inc., Class A 24,920 48,698
*Getac Holdings Corp., Class
A 320,000 1,070,569
#Giant Manufacturing Co.,
Ltd., Class A 213,341 867,158
#Giantplus Technology Co.,
Ltd. 174,000 71,541
#Gigabyte Technology Co.,
Ltd., Class A 495,000 3,536,488
*Gigasolar Materials Corp. 35,000 69,271
*Gigastorage Corp. 205,000 77,877
#Global Brands Manufacture,
Ltd. 212,000 400,363
Global Mixed Mode
Technology, Inc. 36,000 248,757
Global PMX Co., Ltd., Class F 37,000 106,316
Global Unichip Corp. 41,000 1,313,979
Globaltek Fabrication Co., Ltd. 10,000 19,448
#Globalwafers Co., Ltd. 110,000 1,061,032
Globe Union Industrial Corp. 168,000 57,518
#Gloria Material Technology
Corp. 423,000 583,257
*Glotech Industrial Corp. 28,000 9,543
Gold Circuit Electronics, Ltd. 273,200 1,635,800
Golden Long Teng
Development Co., Ltd., Class
A 56,000 49,902
Goldsun Building Materials
Co., Ltd., Class H 585,000 717,920
Good Will Instrument Co., Ltd. 25,000 32,791
#Gordon Auto Body Parts,
Class A 91,000 96,597
#Gourmet Master Co., Ltd. 55,000 158,037
Grand Fortune Securities Co.,
Ltd. 230,000 88,453
Grand Process Technology
Corp., Class A 11,000 320,201
Grape King Bio, Ltd. 45,000 191,352
Great Tree Pharmacy Co., Ltd. 35,226 175,673
Great Wall Enterprise Co., Ltd. 377,081 705,045
Shares Value†
TAIWAN — (Continued)
Greatek Electronics, Inc.,
Class A 39,000 $ 66,823
Green World FinTech Service
Co., Ltd. 104,000 184,048
Group Up Industrial Co., Ltd.,
Class B 27,000 152,800
GTM Holdings Corp., Class A 10,000 9,943
Gudeng Precision Industrial
Co., Ltd. 45,933 527,074
*Hai Kwang Enterprise Corp. 55,000 25,537
*HannsTouch Holdings Co. 424,000 92,534
#Harvatek Corp. 97,000 49,587
Heran Co., Ltd. 5,000 13,273
Hey Song Corp. 28,000 34,231
Highlight Tech Corp. 8,800 12,464
Highwealth Construction Corp. 957,158 1,221,025
Hi-Lai Foods Co., Ltd. 8,000 36,770
HIM International Music, Inc. 17,000 51,559
Hitron Technology, Inc. 77,000 51,882
Hiwin Mikrosystem Corp. 12,000 44,274
#Hiwin Technologies Corp. 165,099 1,135,659
Hocheng Corp. 148,000 82,369
#Hold-Key Electric Wire &
Cable Co., Ltd. 69,000 82,520
Holiday Entertainment Co.,
Ltd. 35,000 84,045
Holtek Semiconductor, Inc. 24,000 30,541
Holy Stone Enterprise Co., Ltd. 39,000 101,820
Hon Hai Precision Industry
Co., Ltd. 6,320,000 27,961,104
#Hong Ho Precision Textile
Co., Ltd. 63,000 50,919
Hong Pu Real Estate
Development Co., Ltd. 106,000 98,268
#Hong TAI Electric Industrial,
Class A 174,000 167,836
#Hota Industrial Manufacturing
Co., Ltd., Class A 200,000 395,210
Hotai Motor Co., Ltd. 69,240 1,340,073
*Hotron Precision Electronic
Industrial Co., Ltd., Class A 42,600 26,106
Hsin Ba Ba Corp. 5,000 13,726
#Hsin Kuang Steel Co., Ltd. 184,000 247,669
#*HTC Corp. 690,000 834,912
Hu Lane Associate, Inc. 56,375 267,924
#HUA ENG Wire & Cable Co.,
Ltd. 182,000 139,702
Hua Jung Components Co.,
Ltd. 43,000 17,949
Hua Nan Financial Holdings
Co., Ltd., Class A 6,282,594 5,303,756
#Hua Yu Lien Development
Co., Ltd., Class A 66,000 245,568
Huaku Development Co., Ltd.,
Class A 152,100 494,588
Huikwang Corp., Class H 7,000 5,909
Hung Ching Development &
Construction Co., Ltd. 71,000 64,600

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TAIWAN — (Continued)
#Hung Sheng Construction,
Ltd. 267,600 $ 190,766
Hwa Fong Rubber Industrial
Co., Ltd. 59,000 32,098
Hwacom Systems, Inc. 34,000 22,696
#Hwang Chang General
Contractor Co., Ltd. 165,748 377,277
Ibase Technology, Inc. 64,000 122,065
#IBF Financial Holdings Co.,
Ltd. 1,609,151 608,784
#Ichia Technologies, Inc.,
Class F 223,000 254,843
#I-Chiun Precision Industry
Co., Ltd. 99,892 244,553
Info-Tek Corp. 48,000 46,375
Ingentec Corp. 14,700 54,235
Innodisk Corp. 47,092 343,071
Innolux Corp. 5,550,034 2,377,371
Inpaq Technology Co., Ltd.,
Class A 72,807 155,708
Insyde Software Corp. 18,000 144,077
Intai Technology Corp., Class
A 22,000 73,945
#Integrated Service
Technology, Inc. 54,000 170,528
*IntelliEPI, Inc. 6,000 18,141
Interactive Digital
Technologies, Inc. 24,000 59,432
#International Games System
Co., Ltd. 100,000 2,601,382
#Inventec Corp. 1,809,000 2,299,217
#Iron Force Industrial Co., Ltd. 40,853 122,496
ITE Technology, Inc. 88,000 356,314
ITEQ Corp. 143,000 285,258
#Jarllytec Co., Ltd. 25,000 96,145
Jean Co., Ltd. 80,172 58,657
Jentech Precision Industrial
Co., Ltd., Class A 34,000 1,063,065
Jetway Information Co., Ltd. 24,750 34,862
Jetwell Computer Co., Ltd. 20,000 175,406
Jia Wei Lifestyle, Inc., Class A 37,000 57,670
Jiin Yeeh Ding Enterprise Co.,
Ltd., Class A 50,000 100,366
#Jinan Acetate Chemical Co.,
Ltd. 19,946 523,861
JMC Electronics Co., Ltd. 5,000 4,158
Johnson Health Tech Co., Ltd.,
Class A 26,000 139,824
Joinsoon Electronics
Manufacturing Co., Ltd., Class
A 59,076 23,274
#JPC connectivity, Inc. 57,000 223,666
#JPP Holding Co., Ltd., Class
A 10,500 46,454
#JSL Construction &
Development Co., Ltd. 49,290 127,143
K Laser Technology, Inc.,
Class A 78,000 41,338
Shares Value†
TAIWAN — (Continued)
*Kaori Heat Treatment Co.,
Ltd. 33,000 $ 217,709
Kedge Construction Co., Ltd. 33,560 82,895
KEE TAI Properties Co., Ltd.,
Class A 240,555 95,145
Kenda Rubber Industrial Co.,
Ltd. 48,300 35,565
Kerry TJ Logistics Co., Ltd.,
Class A 10,000 11,084
*Key Ware Electronics Co.,
Ltd. 52,597 15,047
Keystone Microtech Corp. 15,000 136,713
KGI Financial Holding Co.,
Ltd., Class F 11,500,832 5,933,269
#KHGEARS International, Ltd.,
Class F 24,000 113,685
Kindom Development Co., Ltd. 260,000 412,970
King Polytechnic Engineering
Co., Ltd. 16,800 24,557
King Slide Works Co., Ltd. 26,000 1,418,566
King Yuan Electronics Co.,
Ltd., Class A 804,000 2,182,009
#King's Town Bank Co., Ltd. 880,000 1,326,204
*King's Town Construction
Co., Ltd. 28,000 41,585
Kingstate Electronics Corp. 7,000 8,284
Kinik Co. 57,000 433,965
#Kinko Optical Co., Ltd. 196,000 151,061
Kinpo Electronics 5,119,000 3,153,059
Kinsus Interconnect
Technology Corp. 263,000 618,379
KMC Kuei Meng International,
Inc. 19,000 57,268
KNH Enterprise Co., Ltd. 44,000 23,869
Ko Ja Cayman Co., Ltd. 18,000 21,949
#KS Terminals, Inc. 106,000 182,616
Kuang Hong Arts
Management, Inc., Class A 25,000 70,584
Kung Long Batteries Industrial
Co., Ltd. 47,000 209,408
#*Kung Sing Engineering
Corp. 222,900 85,374
#Kuo Toong International Co.,
Ltd. 192,000 331,376
Kuo Yang Construction Co.,
Ltd. 112,000 69,687
Kwong Lung Enterprise Co.,
Ltd. 48,000 77,891
L&K Engineering Co., Ltd. 134,085 989,402
La Kaffa International Co., Ltd. 5,000 14,461
Lang, Inc. 27,000 47,613
Lanner Electronics, Inc., Class
A 76,480 208,041
Largan Precision Co., Ltd. 18,000 1,271,926
Laster Tech Corp., Ltd. 78,126 69,740
Leadtrend Technology Corp. 18,667 28,774
#*Lealea Enterprise Co., Ltd. 451,360 104,997
LEE CHI Enterprises Co., Ltd. 45,000 15,688
#Lelon Electronics Corp. 94,000 211,612

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TAIWAN — (Continued)
#Lemtech Holdings Co., Ltd.,
Class A 31,000 $ 86,071
Leo Systems, Inc. 32,000 30,916
*Leofoo Development Co., Ltd. 68,000 36,357
*Li Peng Enterprise Co., Ltd.,
Class A 395,000 76,819
Lian HWA Food Corp., Class A 31,087 126,358
Lien Hwa Industrial Holdings
Corp., Class A 69,120 94,442
Ligitek Electronics Co., Ltd. 38,000 52,931
*Lily Textile 9,000 8,034
Lingsen Precision Industries,
Ltd., Class A 229,000 100,241
Lion Travel Service Co., Ltd. 48,000 204,108
Lite-On Technology Corp. 1,544,000 4,634,462
Liton Technology Corp., Class
A 51,000 54,216
*Long Bon International Co.,
Ltd. 41,000 21,921
Long Da Construction &
Development Corp., Class A 133,000 145,546
*Longchen Paper & Packaging
Co., Ltd. 489,003 139,287
#Longwell Co. 111,000 265,500
#Loop Telecommunication
International, Inc. 42,000 68,286
Lotes Co., Ltd. 42,597 1,664,830
Lotus Pharmaceutical Co., Ltd. 111,000 761,795
Loyalty Founder Enterprise
Co., Ltd. 18,000 18,516
Lucky Cement Corp. 72,000 31,179
Lumax International Corp., Ltd. 50,500 150,002
*Lung Yen Life Service Corp.,
Class A 69,000 146,487
Lungteh Shipbuilding Co., Ltd.,
Class A 45,800 142,915
Luxe Green Energy
Technology Co., Ltd., Class A 40,170 28,008
#LuxNet Corp., Class A 42,054 201,178
#M3 Technology, Inc., Class H 16,000 49,526
Macnica Galaxy, Inc. 14,000 42,810
Macroblock, Inc. 8,000 15,308
#Macronix International Co.,
Ltd. 1,637,000 1,015,991
Makalot Industrial Co., Ltd.,
Class A 149,094 1,323,913
Marketech International Corp.,
Class A 34,000 170,622
#Materials Analysis
Technology, Inc. 37,192 180,826
Maxigen Biotech, Inc. 14,700 19,672
#Mayer Steel Pipe Corp.,
Class A 127,200 113,944
MediaTek, Inc., Class B 525,000 22,160,210
Mega Financial Holding Co.,
Ltd. 4,723,978 5,575,780
Megaforce Co., Ltd. 10,000 8,583
Mercuries & Associates
Holding, Ltd. 27,010 11,485
Shares Value†
TAIWAN — (Continued)
Mercuries Data Systems, Ltd. 18,914 $ 14,696
*Mercuries Life Insurance Co.,
Ltd. 1,734,768 298,864
Merida Industry Co., Ltd. 163,000 672,732
Merry Electronics Co., Ltd. 161,795 571,642
#METAAGE Corp., Class H 72,000 113,911
*Microbio Co., Ltd. 48,000 35,494
Micro-Star International Co.,
Ltd., Class A 582,000 2,538,505
Mildef Crete, Inc., Class A 38,000 118,219
MIN AIK Technology Co., Ltd. 66,000 52,828
#Mirle Automation Corp. 79,834 153,513
momo.com, Inc. 44,670 451,127
*MOSA Industrial Corp., Class
R 125,647 73,268
*Mosel Vitelic, Inc., Class R 37,000 28,054
#Motech Industries, Inc. 214,000 125,792
MPI Corp. 49,000 997,374
MSSCORPS Co., Ltd. 34,565 133,470
*My Humble House Hospitality
Management Consulting,
Class A 28,000 36,551
Nak Sealing Technologies
Corp. 48,000 174,843
#Namchow Holdings Co., Ltd. 131,000 192,508
Nan Kang Rubber Tire Co.,
Ltd. 35,000 42,679
Nan Pao Resins Chemical
Co., Ltd. 26,000 276,397
*Nan Ren Lake Leisure
Amusement Co., Ltd. 48,000 17,784
#Nan Ya Plastics Corp. 2,962,000 2,833,918
Nan Ya Printed Circuit Board
Corp., Class A 123,000 379,964
Nang Kuang Pharmaceutical
Co., Ltd., Class A 38,000 43,426
#*Nanya Technology Corp. 735,000 827,315
National Aerospace Fasteners
Corp. 15,000 44,227
#Netronix, Inc. 33,000 115,561
*New Asia Construction &
Development Corp., Class H 93,000 53,503
*Newmax Technology Co., Ltd. 31,000 19,967
#Nextronics Engineering Corp. 18,000 53,804
#Nichidenbo Corp. 156,000 314,605
Nidec Chaun-Choung
Technology Corp. 8,000 33,018
Nien Made Enterprise Co., Ltd. 92,000 1,124,723
Niko Semiconductor Co., Ltd. 41,268 51,225
North-Star International Co.,
Ltd. 40,000 56,718
Nova Technology Corp. 24,000 127,943
Novatek Microelectronics
Corp., Class A 395,000 6,409,811
#Nuvoton Technology Corp.,
Class A 124,000 265,579
Nyquest Technology Co., Ltd. 3,000 3,836
O-Bank Co., Ltd. 443,000 131,447
Ocean Plastics Co., Ltd. 70,000 75,837

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TAIWAN — (Continued)
OK Biotech Co., Ltd. 24,749 $ 14,006
*Oneness Biotech Co., Ltd. 108,354 211,741
#Optimax Technology Corp. 101,000 100,106
#Orient Semiconductor
Electronics, Ltd., Class A 274,000 273,289
#Oriental Union Chemical
Corp., Class F 417,000 177,319
O-TA Precision Industry Co.,
Ltd. 23,000 47,535
Pacific Hospital Supply Co.,
Ltd., Class A 23,000 66,664
*Paiho Shih Holdings Corp. 129,000 86,920
Pan German Universal Motors,
Ltd. 3,000 26,733
Pan Jit International, Inc. 166,000 229,150
Pan-International Industrial
Corp. 238,000 279,799
Panion & BF Biotech, Inc. 38,000 83,288
Parade Technologies, Ltd. 37,000 621,236
*PChome Online, Inc., Class A 146,596 171,425
#PCL Technologies, Inc. 45,397 134,134
#P-Duke Technology Co., Ltd. 31,000 80,546
Pegatron Corp. 1,142,000 2,885,083
Pegavision Corp., Class A 26,342 286,621
PharmaEngine, Inc. 81,000 225,907
*PharmaEssentia Corp. 80,000 1,313,198
*Phihong Technology Co., Ltd. 341,000 274,011
Phison Electronics Corp. 139,000 1,944,861
#Phoenix Silicon International
Corp. 128,226 523,200
Phoenix Tours International,
Inc., Class H 26,000 47,719
Pixart Imaging, Inc. 104,000 695,870
#Planet Technology Corp. 26,000 117,062
#Posiflex Technology, Inc. 31,000 247,647
Pou Chen Corp. 1,553,000 1,590,243
Power Wind Health Industry,
Inc. 4,050 16,842
#*Powerchip Semiconductor
Manufacturing Corp. 2,125,000 940,148
Powertech Technology, Inc. 503,000 1,706,391
Poya International Co., Ltd. 29,442 440,944
President Chain Store Corp. 357,000 2,913,329
President Securities Corp. 383,080 281,474
Primax Electronics, Ltd. 339,000 789,654
Prince Housing &
Development Corp. 4,000 1,139
Pro Hawk Corp. 10,000 47,525
#Progate Group Corp. 7,574 33,391
Prolific Technology, Inc. 27,000 17,433
#Promate Electronic Co., Ltd.,
Class L 131,000 289,992
Prosperity Dielectrics Co., Ltd. 58,000 64,197
Qisda Corp. 816,000 681,212
*QST International Corp. 52,641 88,550
Qualipoly Chemical Corp. 30,000 50,840
*Quanta Computer, Inc., Class
A 1,168,000 8,709,877
Quanta Storage, Inc. 108,000 272,845
Shares Value†
TAIWAN — (Continued)
#Quaser Machine Tools, Inc.,
Class A 25,000 $ 58,625
*Quintain Steel Co., Ltd.,
Class A 115,647 35,834
#Radium Life Tech Co., Ltd.,
Class A 604,416 238,115
Rafael Microelectronics, Inc. 1,000 3,124
Raydium Semiconductor Corp. 47,000 478,332
#*RDC Semiconductor Co.,
Ltd., Class A 29,000 140,997
Realtek Semiconductor Corp. 367,000 6,012,819
#Rechi Precision Co., Ltd.,
Class A 276,000 255,867
Rexon Industrial Corp., Ltd. 73,000 72,354
#Rich Development Co., Ltd.,
Class A 397,580 111,754
*RiTdisplay Corp. 38,000 40,396
*Ritek Corp. 532,000 177,150
*Roo Hsing Co., Ltd. 2,000 223
Ruby Tech Corp. 13,791 18,175
Ruentex Development Co.,
Ltd. 895,140 919,406
Ruentex Engineering &
Construction Co., Class A 28,600 152,018
Run Long Construction Co.,
Ltd., Class A 279,600 281,934
Sakura Development Co., Ltd. 35,960 68,360
Sampo Corp. 129,000 102,448
#San Fang Chemical Industry
Co., Ltd. 150,000 183,848
San Fu Chemical Co., Ltd. 22,000 70,850
Sanyang Motor Co., Ltd. 399,000 863,296
Savior Lifetec Corp. 155,000 93,292
SCI Pharmtech, Inc. 14,535 32,767
Scientech Corp. 10,000 84,576
#SciVision Biotech, Inc. 46,000 135,916
SDI Corp., Class A 117,000 262,292
Sea Sonic Electronics Co., Ltd. 23,000 45,737
Securitag Assembly Group
Co., Ltd. 5,000 13,195
Senao Networks, Inc. 12,815 70,119
#Sensortek Technology Corp. 21,000 118,844
#Sercomm Corp. 202,000 660,007
Sesoda Corp. 176,000 182,422
#Shanghai Commercial &
Savings Bank, Ltd. (The),
Class A 2,367,351 3,478,895
Sharehope Medicine Co., Ltd. 34,944 30,210
#ShenMao Technology, Inc.,
Class A 68,000 124,379
Shieh Yih Machinery Industry
Co., Ltd. 90,000 79,073
#Shih Her Technologies, Inc. 41,000 126,911
*Shih Wei Navigation Co., Ltd. 281,189 141,988
*Shihlin Development Co., Ltd. 43,000 14,117
#Shihlin Electric & Engineering
Corp., Class A 136,000 603,821
*Shin Kong Financial Holding
Co., Ltd. 9,964,064 3,676,202

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TAIWAN — (Continued)
#Shin Ruenn Development
Co., Ltd. 62,450 $ 121,647
#Shin Zu Shing Co., Ltd. 102,163 594,138
Shinfox Energy Co., Ltd. 1,246 3,362
*Shining Building Business
Co., Ltd. 233,000 77,222
Shinkong Insurance Co., Ltd. 44,000 146,515
Shinkong Synthetic Fibers
Corp. 190,000 73,961
Shiny Chemical Industrial Co.,
Ltd. 18,000 74,852
#Shuttle, Inc. 375,000 195,221
Sigurd Microelectronics Corp. 1,083,000 2,441,431
Silergy Corp. 152,000 1,901,010
Silicon Power Computer &
Communications, Inc. 21,000 16,513
Simplo Technology Co., Ltd. 67,000 731,107
Sinbon Electronics Co., Ltd.,
Class A 152,000 1,050,308
Sincere Navigation Corp.,
Class A 1,118,000 807,485
Sinmag Equipment Corp. 14,000 64,566
Sino-American Silicon
Products, Inc., Class A 354,000 1,223,056
Sinon Corp. 277,000 346,867
SinoPac Financial Holdings
Co., Ltd., Class H 8,003,297 5,330,026
Sinphar Pharmaceutical Co.,
Ltd. 81,000 80,410
Sinyi Realty, Inc., Class F 32,000 27,915
Sitronix Technology Corp. 65,000 431,870
Siward Crystal Technology
Co., Ltd. 105,000 68,615
#Solar Applied Materials
Technology Corp. 370,000 613,138
Solteam, Inc. 39,000 58,836
Song Shang Electronics Co.,
Ltd., Class A 40,000 32,892
Sonix Technology Co., Ltd.,
Class A 57,000 62,020
#Speed Tech Corp. 87,000 111,256
Sporton International, Inc. 35,500 185,919
#Sports Gear Co., Ltd., Class
F 24,000 87,046
St. Shine Optical Co., Ltd. 28,000 151,018
Standard Chemical &
Pharmaceutical Co., Ltd. 57,000 103,724
Standard Foods Corp., Class A 14,000 14,752
#Stark Technology, Inc. 88,000 404,465
*Starlux Airlines Co., Ltd.,
Class A 78,000 59,141
#S-Tech Corp. 117,898 106,902
Sumeeko Industries Co., Ltd. 11,000 28,168
Sun Max Tech, Ltd. 12,000 17,484
#*Sun Yad Construction Co.,
Ltd. 252,206 115,130
Sunjuice Holdings Co., Ltd. 2,000 7,629
*Sunko INK Co., Ltd. 65,000 24,083
Shares Value†
TAIWAN — (Continued)
SunMax Biotechnology Co.,
Ltd. 7,000 $ 103,743
#Sunny Friend Environmental
Technology Co., Ltd. 58,000 142,538
Sunonwealth Electric Machine
Industry Co., Ltd. 141,000 379,580
Sunplus Innovation
Technology, Inc. 17,000 67,770
*Sunplus Technology Co., Ltd.,
Class A 418,000 277,726
Sunrex Technology Corp.,
Class A 112,000 183,848
#Sunspring Metal Corp., Class
A 104,000 85,683
Superalloy Industrial Co., Ltd. 49,000 94,988
Superior Plating Technology
Co., Ltd. 15,000 25,326
#Supreme Electronics Co., Ltd. 303,402 481,907
Swancor Holding Co., Ltd. 36,000 83,069
#Symtek Automation Asia Co.,
Ltd. 37,352 181,020
Syncmold Enterprise Corp. 109,000 270,259
Synmosa Biopharma Corp. 214,729 216,522
Synnex Technology
International Corp. 754,000 1,671,469
Syn-Tech Chem & Pharm Co.,
Ltd., Class A 5,000 14,539
Syscom Computer Engineering
Co. 30,000 59,375
Sysgration 80,000 91,549
Systex Corp. 86,000 322,671
TA Chen Stainless Pipe 1,176,966 1,540,069
Ta Liang Technology Co., Ltd. 16,000 35,769
#Ta Ya Electric Wire & Cable 2,306,374 2,574,416
TA-I Technology Co., Ltd. 30,000 43,758
*Tai Tung Communication Co.,
Ltd. 102,367 66,734
Taichung Commercial Bank
Co., Ltd. 1,004,596 621,924
TaiDoc Technology Corp. 8,000 33,518
#Taiflex Scientific Co., Ltd. 182,310 253,660
Taimide Tech, Inc. 80,000 127,068
Tainan Enterprises Co., Ltd. 74,000 69,412
*Tainergy Tech Co., Ltd. 49,000 15,321
Tai-Saw Technology Co., Ltd. 52,000 31,948
#Taishin Financial Holding
Co., Ltd. 7,815,965 4,081,125
TaiSol Electronics Co., Ltd. 54,000 83,407
*Taisun Enterprise Co., Ltd. 90,000 58,109
#TAI-TECH Advanced
Electronics Co., Ltd. 42,000 125,016
Taiwan Business Bank 4,720,431 2,088,425
Taiwan Chinsan Electronic
Industrial Co., Ltd. 30,000 29,359
Taiwan Cogeneration Corp. 181,202 231,439
Taiwan Cooperative Financial
Holding Co., Ltd. 6,560,635 4,994,887
Taiwan Fertilizer Co., Ltd. 365,000 584,310

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TAIWAN — (Continued)
Taiwan Fire & Marine
Insurance Co., Ltd. 26,000 $ 27,884
#Taiwan FU Hsing Industrial
Co., Ltd. 86,000 127,724
#*Taiwan Glass Industry Corp. 624,000 274,121
Taiwan High Speed Rail Corp. 570,000 483,866
Taiwan Hon Chuan Enterprise
Co., Ltd. 251,470 1,210,843
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 193,557 192,752
*Taiwan IC Packaging Corp. 27,000 11,017
*<Taiwan Land Development
Corp. 51,000 801
Taiwan Line Tek Electronic 48,540 32,327
#Taiwan Mask Corp. 173,000 167,683
Taiwan Mobile Co., Ltd. 1,490,000 5,287,653
#Taiwan Navigation Co., Ltd. 213,000 183,810
Taiwan Paiho, Ltd. 230,000 419,254
Taiwan PCB Techvest Co.,
Ltd. 158,000 148,698
Taiwan Sakura Corp. 35,000 96,411
Taiwan Sanyo Electric Co.,
Ltd. 47,000 55,769
Taiwan Secom Co., Ltd. 50,000 179,001
Taiwan Semiconductor Co.,
Ltd. 167,000 242,801
Taiwan Semiconductor
Manufacturing Co., Ltd. 14,260,000 404,842,573
*Taiwan Styrene Monomer 263,000 73,926
Taiwan Surface Mounting
Technology Corp. 206,000 656,974
#Taiwan Takisawa Technology
Co., Ltd. 25,000 41,663
Taiwan Taxi Co., Ltd. 19,000 79,902
*Taiwan Tea Corp. 327,000 167,165
Taiwan Union Technology
Corp. 179,000 761,154
#Taiwan-Asia Semiconductor
Corp. 541,000 367,061
Taiyen Biotech Co., Ltd., Class
A 12,000 11,800
#*Tatung Co., Ltd. 1,222,000 1,551,237
#*TBI Motion Technology Co.,
Ltd. 35,000 43,664
TCC Group Holdings Co., Ltd. 4,313,969 3,999,287
#TCI Co., Ltd. 63,000 292,515
Te Chang Construction Co.,
Ltd. 15,000 26,874
#Team Group, Inc. 35,000 80,433
Teco Electric and Machinery
Co., Ltd. 723,000 1,109,943
Tehmag Foods Corp. 1,100 10,404
Test Research, Inc. 93,000 311,134
Test Rite International Co., Ltd. 1,000 635
Thermaltake Technology Co.,
Ltd. 31,000 26,800
#Thinking Electronic Industrial
Co., Ltd. 27,000 107,635
Thye Ming Industrial Co., Ltd. 65,000 145,921
Shares Value†
TAIWAN — (Continued)
Ton Yi Industrial Corp. 351,000 $ 198,091
Tong Hsing Electronic
Industries, Ltd., Class H 115,060 379,540
Tong Yang Industry Co., Ltd.,
Class A 270,000 1,110,121
#Tong-Tai Machine & Tool
Co., Ltd., Class A 163,000 127,411
Top Union Electronics Corp.,
Class A 71,027 72,397
#Topco Scientific Co., Ltd. 101,000 775,271
Topkey Corp. 42,000 237,689
Topoint Technology Co., Ltd.,
Class A 77,000 64,401
Toung Loong Textile
Manufacturing, Class F 30,000 16,227
#Transcend Information, Inc. 102,000 318,919
Transcom, Inc. 51,920 169,641
Tripod Technology Corp.,
Class R 266,000 1,526,155
#Trusval Technology Co., Ltd. 18,187 106,052
TSC Auto ID Technology Co.,
Ltd. 18,698 108,155
#TSEC Corp. 347,197 169,348
TSRC Corp. 37,000 21,633
TST Group Holding, Ltd. 3,000 8,048
TTFB Co., Ltd. 15,290 93,462
TTY Biopharm Co., Ltd. 106,000 255,529
*Tul Corp. 15,000 27,905
Tung Ho Steel Enterprise
Corp. 362,670 731,395
#Tung Thih Electronic Co.,
Ltd., Class A 40,700 84,625
TURVO International Co., Ltd. 26,000 141,044
#TXC Corp. 207,000 572,789
#TYC Brother Industrial Co.,
Ltd. 465,000 700,779
Tycoons Group Enterprise 84,335 21,570
#Tyntek Corp. 217,000 107,540
*U-BEST Innovative
Technology Co., Ltd. 72,000 33,205
#UDE Corp., Class A 64,000 163,287
Ultra Chip, Inc. 29,000 52,953
#U-Ming Marine Transport
Corp. 348,000 569,065
#Unic Technology Corp. 63,000 57,321
Unimicron Technology Corp. 1,073,000 3,150,258
Union Bank Of Taiwan 312,729 162,314
*Union Insurance Co., Ltd. 32,000 28,815
Uni-President Enterprises
Corp., Class A 4,381,000 10,519,989
#*Unitech Printed Circuit
Board Corp. 721,633 543,769
*United Alloy-Tech Co. 31,000 44,925
United Integrated Services
Co., Ltd. 123,000 1,699,841
#United Microelectronics Corp. 3,359,000 4,747,109
#United Microelectronics
Corp., Sponsored ADR 357,000 2,513,280

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TAIWAN — (Continued)
United Orthopedic Corp.,
Class R 60,000 $ 167,339
United Radiant Technology 36,000 24,707
United Recommend
International Co., Ltd. 14,189 21,228
*United Renewable Energy
Co., Ltd. 489,407 131,292
#Univacco Technology, Inc.,
Class F 55,000 84,006
Universal Cement Corp. 168,657 147,390
Universal Microwave
Technology, Inc. 25,000 295,079
Universal Vision Biotechnology
Co., Ltd. 21,960 122,561
*UPC Technology Corp. 161,000 41,882
Userjoy Technology Co., Ltd. 24,650 72,448
#USI Corp. 503,000 160,417
U-Tech Media Corp. 28,000 11,994
#Utechzone Co., Ltd. 43,000 125,439
UVAT Technology Co., Ltd.,
Class A 26,000 60,807
Value Valves Co., Ltd. 4,000 10,693
#Vanguard International
Semiconductor Corp. 907,376 2,550,514
#Ventec International Group
Co., Ltd., Class H 58,000 122,771
VIA Labs, Inc. 1,000 2,908
Via Technologies, Inc. 93,000 210,815
Viking Tech Corp. 57,000 55,961
Visco Vision, Inc. 28,000 143,139
VisEra Technologies Co., Ltd. 35,000 219,961
Visual Photonics Epitaxy Co.,
Ltd. 114,000 354,657
Vivotek, Inc. 12,000 43,711
Vizionfocus, Inc. 3,000 18,807
Voltronic Power Technology
Corp. 31,000 1,453,897
#Wafer Works Corp. 409,028 257,057
#Waffer Technology Corp. 85,796 133,725
Wah Hong Industrial Corp. 35,000 36,332
Wah Lee Industrial Corp. 112,000 332,327
Walsin Lihwa Corp. 1,793,279 1,157,840
#Walsin Technology Corp. 201,000 490,826
Walton Advanced Engineering,
Inc., Class A 175,000 67,028
*We & Win Development Co.,
Ltd. 54,000 17,897
*We&Win Diversification Co.,
Ltd. 42,121 29,105
Wei Chuan Foods Corp., Class
H 19,000 9,653
#Weikeng Industrial Co., Ltd. 829,000 850,177
Well Shin Technology Co.,
Ltd., Class A 50,000 91,455
Welldone Co. 23,000 36,029
WELLELL, Inc., Class A 20,000 13,757
Weltrend Semiconductor 109,000 153,704
*Wha Yu Industrial Co., Ltd. 83,000 38,667
Shares Value†
TAIWAN — (Continued)
#Wholetech System Hitech,
Ltd. 49,000 $ 132,524
#*Win Semiconductors Corp.,
Class A 260,000 735,703
#*Winbond Electronics Corp.,
Class A 2,197,251 1,082,034
#Winmate, Inc., Class A 35,000 149,376
Winstek Semiconductor Co.,
Ltd. 49,000 137,579
WinWay Technology Co., Ltd. 12,000 317,794
#Wisdom Marine Lines Co.,
Ltd. 439,000 829,053
#Wiselink Co., Ltd. 59,126 173,590
#Wistron Corp. 3,203,000 10,164,916
Wistron NeWeb Corp. 231,446 911,803
WITS Corp., Class A 31,000 96,442
Wiwynn Corp. 40,000 2,388,769
Wonderful Hi-Tech Co., Ltd. 108,000 123,422
Wowprime Corp. 55,388 384,458
WPG Holdings, Ltd. 1,009,000 2,129,491
WT Microelectronics Co., Ltd.,
Class A 288,850 1,052,153
#XinTec, Inc., Class A 108,000 450,802
Xxentria Technology Materials
Corp. 36,620 58,051
Yageo Corp., Class A 283,860 4,073,781
Yankey Engineering Co., Ltd.,
Class H 22,693 284,523
#YC INOX Co., Ltd. 290,034 192,250
YCC Parts Manufacturing Co.,
Ltd. 11,000 18,091
Yea Shin International
Development Co., Ltd., Class
A 18,353 19,511
#Yem Chio Co., Ltd. 307,059 154,571
*Yen Sun Technology Corp. 26,000 34,062
*Yeong Guan Energy
Technology Group Co., Ltd. 62,399 57,067
YFC-Boneagle Electric Co.,
Ltd. 53,000 36,540
#YFY, Inc., Class A 670,000 546,759
*Yieh Hsing Enterprise Co.,
Ltd. 24,000 6,108
#Yieh Phui Enterprise Co.,
Ltd., Class A 326,196 161,145
*Young Optics, Inc. 33,000 45,760
#Youngtek Electronics Corp.,
Class A 70,000 135,040
Yuanta Financial Holding Co.,
Ltd. 7,660,630 7,449,132
Yuanta Futures Co., Ltd. 9,000 23,159
Yuen Chang Stainless Steel
Co., Ltd. 3,000 1,524
Yuen Foong Yu Consumer
Products Co., Ltd. 48,000 61,908
Yulon Motor Co., Ltd., Class A 397,216 488,090
Yungshin Construction &
Development Co., Ltd., Class
A 32,000 124,066

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TAIWAN — (Continued)
#YungShin Global Holding
Corp., Class A 125,000 $ 256,386
Yusin Holding Corp., Class A 5,536 18,780
Zeng Hsing Industrial Co., Ltd. 4,297 13,341
Zenitron Corp. 88,000 87,496
Zero One Technology Co., Ltd. 89,000 345,058
#Zhen Ding Technology
Holding, Ltd., Class A 446,000 1,362,418
*Zhong Yang Technology Co.,
Ltd., Class H 25,000 26,577
*Zig Sheng Industrial Co., Ltd.,
Class H 170,000 50,921
#ZillTek Technology Corp. 14,000 95,207
*Zinwell Corp. 187,000 68,993
Zippy Technology Corp. 84,000 139,462
#Zyxel Group Corp., Class A 219,516 205,219
TOTAL TAIWAN 941,031,463
THAILAND — (1.4%)
AAPICO Hitech PCL - NVDR 156,340 56,162
Advanced Info Service PCL -
NVDR, Class F 589,100 5,202,350
Advanced Information
Technology PCL - NVDR 230,250 28,536
After You PCL - NVDR 202,100 54,450
#Airports of Thailand PCL
- NVDR 893,500 1,023,092
Allianz Ayudhya Capital PCL -
NVDR, Class R 200 199
Amata Corp. PCL - NVDR 517,400 229,233
AP Thailand PCL - NVDR 2,556,100 612,148
*Asia Aviation PCL - NVDR 4,151,400 167,771
Asia Plus Group Holdings PCL
- NVDR 507,900 29,344
Asian Alliance International
PCL - NVDR, Class R 347,300 44,706
Asian Sea Corp. PCL - NVDR,
Class A 255,400 58,871
Asset World Corp. PCL -
NVDR, Class R 5,218,800 343,702
B Grimm Power PCL - NVDR,
Class R 484,100 163,758
Bangchak Corp. PCL - NVDR,
Class R 979,800 1,048,581
Bangchak Sriracha PCL -
NVDR, Class R 185,800 29,201
Bangkok Bank PCL - NVDR,
Class F 1,107,200 4,640,264
Bangkok Chain Hospital PCL -
NVDR, Class F 695,800 314,521
Bangkok Dusit Medical
Services PCL - NVDR, Class R 5,343,800 3,839,282
#Bangkok Expressway &
Metro PCL - NVDR, Class F 3,850,300 680,041
Bangkok Life Assurance PCL
- NVDR 329,112 165,517
Banpu PCL - NVDR 5,402,800 695,466
Banpu Power PCL - NVDR 1,100 227
#BCPG PCL - NVDR 404,300 82,906
BEC World PCL - NVDR 43,000 5,200
Shares Value†
THAILAND — (Continued)
Berli Jucker PCL - NVDR 420,100 $ 299,308
Betagro PCL - NVDR, Class A 255,500 181,271
BG Container Glass PCL -
NVDR, Class R 400 64
BKI Holdings PCL - NVDR 1,600 13,507
Brooker Group PCL (The) -
NVDR, Class A 847,400 9,386
#*BTS Group Holdings PCL
- NVDR 4,569,100 690,734
Bumrungrad Hospital PCL
- NVDR 541,000 2,672,205
#Cal-Comp Electronics
Thailand PCL - NVDR, Class A 2,078,943 370,295
Carabao Group PCL - NVDR 292,600 547,448
#Central Pattana PCL - NVDR,
Class F 1,260,000 1,914,234
Central Plaza Hotel PCL
- NVDR 201,900 151,100
*Central Retail Corp. PCL -
NVDR, Class R 1,541,200 1,093,442
CH Karnchang PCL - NVDR 686,400 295,889
Charoen Pokphand Foods
PCL - NVDR 2,341,100 1,857,181
Chularat Hospital PCL - NVDR 2,940,700 156,696
CK Power PCL - NVDR 457,400 36,970
#Com7 PCL - NVDR 1,049,500 647,200
CP ALL PCL - NVDR, Class F 2,171,100 3,347,153
Delta Electronics Thailand
PCL - NVDR 918,500 2,694,597
Dhipaya Group Holdings PCL
- NVDR 800 462
Diamond Building Products
PCL - NVDR, Class A 700 121
#Dohome PCL - NVDR 344,306 55,658
Don Muang Tollway PCL -
NVDR, Class R 26,000 7,861
Eastern Polymer Group PCL
- NVDR 298,200 23,745
Electricity Generating PCL
- NVDR 144,900 451,118
*Energy Absolute PCL - NVDR 2,007,600 131,015
#Erawan Group PCL (The)
- NVDR 1,414,400 96,537
Exotic Food PCL - NVDR,
Class A 139,800 68,215
Forth Corp. PCL - NVDR,
Class F 207,300 58,333
Forth Smart Service PCL
- NVDR 42,700 8,309
Frasers Property Thailand PCL
- NVDR, Class R 900 176
GFPT PCL - NVDR 330,300 99,866
#Global Power Synergy PCL
- NVDR 526,200 492,254
*Gulf Development PCL -
NVDR, Class R 1,508,834 2,213,228
#Gunkul Engineering PCL -
NVDR, Class A 2,033,600 96,795
Haad Thip PCL - NVDR 31,000 15,312

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
THAILAND — (Continued)
#Hana Microelectronics PCL
- NVDR 555,500 $ 320,944
Home Product Center PCL -
NVDR, Class A 3,735,300 950,458
#Ichitan Group PCL - NVDR 476,300 171,100
Index Livingmall PCL - NVDR 39,600 16,715
Indorama Ventures PCL
- NVDR 959,800 545,912
Internet Thailand PCL - NVDR 332,600 45,999
IRPC PCL - NVDR 6,304,800 164,202
I-TAIL Corp. PCL - NVDR,
Class R 515,500 199,070
#*JASMINE INTERNATIONAL
PCL - NVDR 2,010,578 91,486
*Jasmine Technology Solution
PCL - NVDR, Class A 27,800 33,913
Karmarts PCL - NVDR 504,000 143,332
*Kaset Thai International
Sugar Corp. PCL - NVDR 2,200 158
Kasikornbank PCL - NVDR 196,200 936,803
KCE Electronics PCL - NVDR 485,600 252,939
KGI Securities Thailand PCL
- NVDR 325,100 38,344
Khon Kaen Sugar Industry
PCL - NVDR, Class F 2,300 105
Kiatnakin Phatra Bank PCL
- NVDR 147,200 220,326
Krung Thai Bank PCL - NVDR 2,446,000 1,596,252
Lalin Property PCL - NVDR 700 105
Land & Houses PCL - NVDR 5,028,700 638,278
LH Financial Group PCL -
NVDR, Class R 5,300 124
LPN Development PCL
- NVDR 2,000 121
Major Cineplex Group PCL
- NVDR 322,200 95,970
Malee Group PCL - NVDR,
Class A 216,900 45,127
Master Style PCL - NVDR,
Class R 89,200 55,808
MBK PCL - NVDR 300,395 138,485
#MC Group PCL - NVDR,
Class A 302,800 91,552
Mega Lifesciences PCL
- NVDR 247,000 223,672
Minor International PCL
- NVDR 2,744,500 2,197,736
MK Restaurants Group PCL
- NVDR 28,700 16,324
*Modernform Group PCL
- NVDR 1,400 93
*Mono Next PCL - NVDR,
Class A 1,508,000 74,486
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 87,900 111,832
*Netbay PCL - NVDR 24,000 14,513
Noble Development PCL
- NVDR 57,300 3,636
Northeast Rubber PCL -
NVDR, Class A 1,104,000 135,501
Shares Value†
THAILAND — (Continued)
NSL Foods PCL - NVDR,
Class R 89,500 $ 89,085
Origin Property PCL - NVDR 788,500 46,500
Osotspa PCL - NVDR 1,004,400 475,064
#Plan B Media PCL - NVDR 1,376,428 197,780
*Platinum Group PCL (The)
- NVDR 1,500 63
*Praram 9 Hospital PCL -
NVDR, Class R 315,400 236,043
Precious Shipping PCL
- NVDR 771,700 136,298
Premier Marketing PCL
- NVDR 500 159
Prima Marine PCL - NVDR,
Class R 876,000 156,031
#Pruksa Holding PCL - NVDR,
Class F 1,200 172
#PTG Energy PCL - NVDR 918,900 193,930
PTT Exploration & Production
PCL - NVDR, Class F 880,700 2,623,249
#PTT Global Chemical PCL -
NVDR, Class R 1,552,100 803,812
#PTT Oil & Retail Business
PCL - NVDR, Class R 1,846,000 801,287
PTT PCL - NVDR 6,586,200 6,112,025
Quality Houses PCL - NVDR 5,110,900 229,497
Rajthanee Hospital PCL
- NVDR 38,900 15,371
#Ratch Group PCL - NVDR 672,800 528,693
Rojana Industrial Park PCL
- NVDR 568,800 99,610
S Hotels & Resorts PCL
- NVDR 578,600 29,445
Sabina PCL - NVDR 161,500 90,407
#*Samart Corp. PCL - NVDR 461,400 95,996
#Sansiri PCL - NVDR, Class A 9,855,300 410,084
Sappe PCL - NVDR 87,400 92,227
SC Asset Corp. PCL - NVDR 1,053,100 73,139
SCB X PCL - NVDR, Class F 322,600 1,149,211
SCG Packaging PCL - NVDR 543,300 229,323
SCGJWD Logistics PCL
- NVDR 225,600 53,352
Sena Development PCL
- NVDR 1,000 58
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 130,038 18,685
Siam Cement PCL (The)
- NVDR 521,500 2,497,830
#Siam Global House PCL -
NVDR, Class F 902,535 190,477
Siam Wellness Group PCL
- NVDR 571,050 65,644
Siamgas & Petrochemicals
PCL - NVDR, Class A 76,300 15,874
Sikarin PCL - NVDR 1,100 224
Singha Estate PCL - NVDR 5,400 112
SiS Distribution Thailand PCL
- NVDR 101,500 67,758
SISB PCL - NVDR, Class R 164,400 91,046

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
THAILAND — (Continued)
*SKY ICT PCL - NVDR, Class
A 80,300 $ 35,577
Somboon Advance
Technology PCL - NVDR 129,000 44,796
Sri Trang Agro-Industry PCL -
NVDR, Class F 841,500 340,076
Sri Trang Gloves Thailand
PCL - NVDR, Class R 468,100 96,689
Srinanaporn Marketing PCL -
NVDR, Class F 245,900 89,806
Srivichai Vejvivat PCL - NVDR 65,000 13,621
Star Petroleum Refining PCL
- NVDR 1,528,400 249,357
Supalai PCL - NVDR, Class A 951,300 449,949
Susco PCL - NVDR 389,700 31,965
SVI PCL - NVDR 129,200 30,361
TAC Consumer PCL - NVDR 500 69
Taokaenoi Food & Marketing
PCL - NVDR 335,300 74,277
*Tata Steel Thailand PCL
- NVDR 414,500 8,686
Thai Life Insurance PCL
- NVDR 485,100 178,618
Thai Nakarin Hospital PCL
- NVDR 100 101
#Thai Oil PCL - NVDR 880,322 704,943
Thai President Foods PCL
- NVDR 100 599
Thai Union Group PCL -
NVDR, Class F 1,695,100 548,034
Thai Vegetable Oil PCL
- NVDR 55,000 37,375
Thai Wah PCL - NVDR 900 58
#*Thaicom PCL - NVDR,
Class F 503,200 137,079
Thaifoods Group PCL - NVDR 492,300 78,845
Thaitheparos PCL - NVDR 100 114
*Thonburi Healthcare Group
PCL - NVDR, Class R 102,200 29,676
#Thoresen Thai Agencies PCL
- NVDR, Class A 1,120,200 138,160
Tipco Asphalt PCL - NVDR 566,900 254,558
Tisco Financial Group PCL
- NVDR 97,000 285,294
TKS Technologies PCL
- NVDR 85,340 14,434
TMBThanachart Bank PCL -
NVDR, Class R 16,387,600 897,749
TMT Steel PCL - NVDR, Class
R 400 40
TOA Paint Thailand PCL
- NVDR 82,400 25,160
TPI Polene PCL - NVDR 10,300 290
TPI Polene Power PCL -
NVDR, Class A 4,600 289
TQM Alpha PCL - NVDR,
Class R 105,400 52,377
*True Corp. PCL - NVDR,
Class A 2,699,372 977,770
TTW PCL - NVDR 41,400 10,906
Shares Value†
THAILAND — (Continued)
Union Auction PCL - NVDR 124,700 $ 26,877
United Paper PCL - NVDR,
Class R 500 114
Univanich Palm Oil PCL
- NVDR 121,400 33,253
Vanachai Group PCL - NVDR 68,100 4,403
*VGI PCL - NVDR 2,013,900 137,455
WHA Corp. PCL - NVDR 5,969,100 539,640
WHA Utilities and Power PCL
- NVDR 401,300 39,884
WICE Logistics PCL - NVDR 339,800 25,023
TOTAL THAILAND 74,444,542
TURKEY — (0.8%)
Adel Kalemcilik Ticaret ve
Sanayi A/S 22,662 19,728
Agesa Hayat ve Emeklilik A/S 32,256 112,888
Akbank TAS 3,322,379 4,189,715
Akcansa Cimento A/S 17,196 62,641
*Akenerji Elektrik Uretim A/S 157,192 36,172
*Aksa Akrilik Kimya Sanayii
A/S 738,198 183,495
Aksa Enerji Uretim A/S 57,218 46,269
*Aksigorta A/S 384,237 60,343
Alarko Holding A/S 129,891 309,532
Albaraka Turk Katilim Bankasi
A/S 1,156,347 180,699
*Alcatel-Lucent Teletas
Telekomunikasyon A/S 2,459 6,327
*Alkim Alkali Kimya A/S 137,682 52,553
Anadolu Anonim Turk Sigorta
Sirketi 134,522 305,877
#Anadolu Efes Biracilik Ve
Malt Sanayii A/S 138,127 573,199
Anadolu Hayat Emeklilik A/S,
Class A 35,895 75,038
#*Arcelik A/S, Class A 27,042 79,945
ARD Grup Bilisim Teknolojileri
A/S 113,571 74,061
#Aselsan Elektronik Sanayi Ve
Ticaret A/S 457,882 1,607,241
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 192,417 502,809
ATP Yazilim VE Teknoloji A/S 13,744 27,588
Aydem Yenilenebilir Enerji A/S 95,492 39,478
Aygaz A/S 6,599 21,964
*Baticim Bati Anadolu Cimento
Sanayii A/S 823,285 113,240
*Batisoke Soke Cimento
Sanayii TAS 248,516 134,016
*Bera Holding A/S 382,343 144,548
#BIM Birlesik Magazalar A/S 223,198 2,617,341
*Biotrend Cevre VE Enerji
Yatirimlari A/S 159,136 75,431
Bogazici Beton Sanayi VE
Ticaret A/S, Class A 92,704 55,681
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 6,815 64,323

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TURKEY — (Continued)
Borusan Yatirim ve Pazarlama
A/S 1,509 $ 83,180
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 196 443
Bursa Cimento Fabrikasi A/S 478,226 94,999
*Cemtas Celik Makina Sanayi
Ve Ticaret A/S 160,546 70,965
*Cimbeton Hazirbeton ve
Prefabrik Yapi Elemanlari
Sanayi ve Ticaret AS 613 39,114
Cimsa Cimento Sanayi VE
Ticaret A/S, Class A 144,186 175,379
Coca-Cola Icecek A/S, Class A 560,721 759,588
Deva Holding A/S 56 83
Dogan Sirketler Grubu Holding
A/S 55,212 22,338
Doganlar Mobilya Grubu Imalat
Sanayi ve Ticaret A/S 21,270 3,678
#Dogus Otomotiv Servis ve
Ticaret A/S 84,220 428,110
*Dyo Boya Fabrikalari Sanayi
ve Ticaret A/S 28,136 10,988
EGE Endustri VE Ticaret A/S 375 86,730
EGE Gubre Sanayii A/S 23,963 41,028
*Emek Elektrik Endustrisi As 60,653 36,461
ΩEnerjisa Enerji A/S 108,620 152,933
#Enka Insaat ve Sanayi A/S 354,171 589,368
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 12,542 51,394
*Eregli Demir ve Celik
Fabrikalari TAS 1,451,214 849,000
Escar Turizm Tasimacilik
Ticaret A/S 69,705 121,432
*Esenboga Elektrik Uretim A/S 101,548 108,783
Europap Tezol Kagit Sanayi
VE Ticaret A/S 97,248 38,055
*Europen Endustri Insaat
Sanayi VE Ticaret AS 1,080,506 149,462
Ford Otomotiv Sanayi A/S 26,872 618,703
*Formet Metal ve Cam Sanayi
A/S 329,541 56,980
Gentas Genel Metal Sanayi ve
Ticaret A/S 34,994 20,873
*Gersan Elektrik Ticaret ve
Sanayi AS 104,400 23,454
Global Yatirim Holding A/S 1,275,511 243,761
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S., Class
A 10,411 104,151
Grainturk Tarim A/S 2,949 23,003
*Gubre Fabrikalari TAS 25,949 185,207
#*Hektas Ticaret TAS 187,966 15,102
*Hitit Bilgisayar Hizmetleri AS 28,793 30,784
*Ihlas Holding A/S 1,320,787 78,300
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S, Class F 400,889 69,525
Is Yatirim Menkul Degerler A/S 346,228 324,624
*Isiklar Enerji ve Yapi Holding
A/S 374,842 101,264
Shares Value†
TURKEY — (Continued)
*Izmir Demir Celik Sanayi AS 528,687 $ 68,595
Jantsa Jant Sanayi Ve Ticaret
A/S 92,120 51,306
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 100,108 79,181
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 989,058 597,142
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 224 225
*Karel Elektronik Sanayi ve
Ticaret A/S 55,422 11,716
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 98,597 26,098
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 1,528,650 58,825
*Kerevitas Gida Sanayi ve
Ticaret A/S 211,075 88,415
KOC Holding A/S 453,548 1,623,868
Kocaer Celik Sanayi Ve
Ticaret A/S 301,361 96,380
Kontrolmatik Enerji Ve
Muhendislik A/S 38,740 27,418
*Konya Cimento Sanayii AS 20 3,134
*Kordsa Teknik Tekstil A/S 5,100 7,293
LDR Turizm A/S, Class A 35,427 178,057
Logo Yazilim Sanayi Ve
Ticaret A/S 35,483 126,489
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S, Class
A 199,893 80,976
*Loras Holding A.S 236,438 22,132
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 556,808 467,340
#*MIA Teknoloji A/S 151,370 136,730
Migros Ticaret A/S, Class A 46,549 579,143
Ω*MLP Saglik Hizmetleri A/S,
Class A 23,895 202,854
*Naturel Yenilenebilir Enerji
Ticaret A/S, Class A 27,908 31,275
Naturelgaz Sanayi ve Ticaret
A/S, Class A 146,464 30,161
*NET Holding A/S, Class F 49,110 46,812
Nuh Cimento Sanayi A/S,
Class A 17,063 108,430
#*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 594,558 74,513
*Orge Enerji Elektrik Taahhut
A/S 42,061 108,270
Osmanli Yatirim Menkul
Degerler A/S, Class F 90,992 19,590
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 5,693 55,842
*Oyak Cimento Fabrikalari A/S 639,987 390,052
*Pegasus Hava Tasimaciligi
A/S 200,935 1,164,554
*Peker Gayrimenkul Yatirim
Ortakligi A/S, Class A 1,110,003 40,406

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
TURKEY — (Continued)
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 161,596 $ 54,916
#*Petkim Petrokimya Holding
A/S, Class H 841,568 353,391
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S, Class F 76,761 46,344
*Polisan Holding A/S 46,835 18,693
*Qua Granite Hayal 865,016 119,430
*Ral Yatirim Holding A/S 75,013 229,762
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 47,813 18,337
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 91,306 44,656
#*Sasa Polyester Sanayi A/S,
Class A 2,422,532 266,442
Sekerbank Turk A/S 1,485,343 200,055
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 13,080 21,817
Sok Marketler Ticaret A/S,
Class A 143,214 140,013
SUN Tekstil Sanayi Ve Ticaret
A/S 46,125 42,383
Suwen Tekstil Sanayi
Pazarlama A/S 333,815 92,177
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 6,526 5,705
*TAV Havalimanlari Holding
A/S, Class A 126,922 754,079
*Tekfen Holding A/S 95,970 341,861
*Teknosa Ic Ve Dis Ticaret A/S 63,096 39,013
Tofas Turk Otomobil Fabrikasi
A/S, Class A 73,552 382,488
*Tukas Gida Sanayi ve Ticaret
A/S 1,276,829 79,346
*Tumosan Motor ve Traktor
Sanayi A/S 24,759 53,561
#*Turk Altin Isletmeleri A/S 349,345 226,176
*Turk Hava Yollari AO 313,309 2,315,618
*Turk Ilac VE Serum Sanayi As 73,262 37,450
#*Turk Telekomunikasyon A/S 505,965 690,674
Turk Traktor ve Ziraat
Makineleri A/S 15,774 249,158
Turkcell Iletisim Hizmetleri A/S 1,000,474 2,338,617
#Turkiye Garanti Bankasi A/S 298,497 797,084
Turkiye Is Bankasi A/S 5,027,197 1,346,346
Turkiye Petrol Rafinerileri A/S 567,878 1,841,261
Turkiye Sigorta A/S 633,508 288,754
#Turkiye Sise ve Cam
Fabrikalari A/S 797,468 709,142
#*Turkiye Vakiflar Bankasi
TAO 1,404,020 756,409
#*Ulker Biskuvi Sanayi A/S,
Class A 153,137 424,056
*Ulusoy Un Sanayi ve Ticaret
A/S 1 –
*Usak Seramik Sanayii AS 643,340 101,871
Vestel Beyaz Esya Sanayi ve
Ticaret A/S 224,490 67,826
Shares Value†
TURKEY — (Continued)
*Vestel Elektronik Sanayi ve
Ticaret A/S 76,260 $ 80,068
*Yapi ve Kredi Bankasi A/S,
Class A 2,270,502 1,343,655
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 93,221 56,233
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 401,329 252,737
*Zorlu Enerji Elektrik Uretim
A/S, Class H 164,760 13,709
TOTAL TURKEY 41,425,919
UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Commercial Bank
PJSC 1,932,522 6,124,217
Abu Dhabi Islamic Bank PJSC 1,116,107 5,560,708
Abu Dhabi National Hotels 3,152,830 446,352
Abu Dhabi National Oil Co. for
Distribution PJSC 2,013,368 1,847,252
*Abu Dhabi Ports Co. PJSC 132,752 143,484
Abu Dhabi Ship Building Co.
PJSC 19,516 32,145
ADNOC Drilling Co. PJSC,
Class F 1,683,543 2,245,916
Agility Global PLC 2,103,870 704,526
Agthia Group PJSC, Class A 107,682 132,512
Air Arabia PJSC, Class H 1,849,898 1,762,743
Ajman Bank PJSC 746,753 306,992
Aldar Properties PJSC 2,129,987 4,789,941
Alpha Dhabi Holding PJSC,
Class A 286,923 884,270
Amanat Holdings PJSC 624,569 183,644
*Americana Restaurants
International PLC - Foreign Co. 206,479 126,483
*Apex Investment Co. PSC 382,641 409,409
*Aramex PJSC 123,959 93,820
Burjeel Holdings PLC 731,780 300,836
Dana Gas PJSC, Class A 4,957,507 1,005,525
Deyaar Development PJSC 1,075,791 269,750
Dubai Electricity & Water
Authority PJSC 2,215,639 1,616,616
Dubai Financial Market PJSC 1,080,183 402,894
Dubai Investments PJSC 887,619 560,645
Dubai Islamic Bank PJSC 2,422,288 4,985,638
Emaar Development PJSC 757,851 2,754,471
Emaar Properties PJSC 5,527,896 19,715,342
Emirates Central Cooling
Systems Corp. 316,843 138,881
Emirates Integrated
Telecommunications Co. PJSC 46,886 111,055
Emirates NBD Bank PJSC 1,349,245 7,548,763
Emirates Telecommunications
Group Co. PJSC, Class A 1,734,809 8,218,150
*EMSTEEL Building Materials
PJSC 1,148,176 362,610
Fertiglobe PLC, Class A 756,262 467,381
First Abu Dhabi Bank PJSC,
Class A 2,216,563 9,064,069
*Ghitha Holding PJSC 36,661 176,665
*Gulf Navigation Holding PJSC 195,359 287,211

Dimensional Emerging Core Equity Market ETF
continued
Shares Value†
UNITED ARAB EMIRATES — (Continued)
*Gulf Pharmaceutical
Industries PSC 179,319 $ 66,884
*Manazel PJSC 878,103 84,390
Nmdc Group Pjsc 4,516 30,713
*RAK Properties PJSC 1,503,837 519,969
Ras Al Khaimah Ceramics
PJSC 89,781 60,864
Salik Co. PJSC 1,035,004 1,425,823
*SHUAA CAPITAL PSC, Class
A 292,476 19,190
Taaleem Holdings PJSC 15,013 14,878
TECOM Group PJSC 51,505 43,750
*Union Properties PJSC 1,602,955 248,754
TOTAL UNITED ARAB
EMIRATES 86,296,131
TOTAL COMMON STOCKS 5,246,157,639
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
Alpargatas SA 0.360% 114,095 149,133
Banco Bradesco SA 1.430% 1,993,790 4,835,330
Banco do Estado do Rio
Grande do Sul SA, Class B
1.590% 775,055 1,574,369
Banco Pan SA 2.690% 26,200 35,218
Banco Pine SA 0.290% 29,407 24,933
*Braskem SA, Class A
15.900% 41,200 77,649
Centrais Eletricas Brasileiras
SA, Class B 4.010% 13,300 113,304
Cia de Ferro Ligas da Bahia
FERBASA 3.390% 84,048 107,632
Cia De Sanena Do Parana
1.740% 167,524 179,910
Cia Energetica de Minas
Gerais 4.530% 1,310,788 2,535,261
Cia Paranaense de Energia -
Copel, Class B 4.410% 809,693 1,649,020
Energisa S/A 6.880% 349 520
Eucatex SA Industria e
Comercio 5.170% 100 222
Gerdau SA 5.340% 554,140 1,467,227
Itau Unibanco Holding SA
3.200% 1,827,321 11,484,100
Marcopolo SA 4.900% 442,780 550,601
Petroleo Brasileiro SA 6.250% 3,248,000 17,205,553
Raizen SA 0.550% 933,259 298,371
Randon SA Implementos e
Participacoes 3.980% 128,600 203,756
Schulz SA 1.110% 59,130 57,235
Taurus Armas SA 5.970% 41,780 62,581
Track & Field Co. SA 0.400% 18,700 38,151
Unipar Carbocloro SA 9.230% 2,783 26,825
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A
5.120% 281,827 275,286
TOTAL BRAZIL 42,952,187
Shares Value†
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 7.250% 82,870 $ 350,920
Sociedad Quimica y Minera de
Chile SA, Class B 0.000% 5,190 176,905
TOTAL CHILE 527,825
COLOMBIA — (0.0%)
Bancolombia SA 8.990% 21,777 223,752
Grupo Aval Acciones y Valores
SA, Class A 3.940% 119,764 16,275
Grupo de Inversiones
Suramericana SA, Class O
1.530% 5,607 50,017
TOTAL COLOMBIA 290,044
TOTAL PREFERRED
STOCKS 43,770,056
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Pine SA 3/23/2028 57 –
*Minerva SA, Class A
5/30/2025 44,122 14,886
TOTAL BRAZIL 14,886
INDIA — (0.0%)
*Lloyds Engineering Works,
Ltd. 6/2/2025 120,629 32,055
TOTAL INDIA 32,055
KOREA, REPUBLIC OF — (0.0%)
*Chabiotech Co., Ltd. 6/5/2025 543 1,310
*Samsung SDI Co., Ltd.
5/23/2025 4,833 117,128
TOTAL KOREA, REPUBLIC
OF 118,438
MALAYSIA — (0.0%)
*NEXG Bhd 2/17/2028 174,350 8,687
*Top Glove Corp. BHD
12/31/2030 148,770 7,585
TOTAL MALAYSIA 16,272
THAILAND — (0.0%)
*Better World Green PCL
8/13/2025 308,666 92
*Better World Green PCL,
Class A 12/31/2027 441,633 –
*Energy Absolute PCL
2/13/2028 334,600 3,205
*JASMINE INTERNATIONAL
PCL 10/10/2031 1,005,289 11,135
*VGI PCL 9/3/2025 201,390 4,341
TOTAL THAILAND 18,773
TOTAL RIGHTS/WARRANTS 200,424
TOTAL INVESTMENT SECURITIES — (98.8%)
(Cost $4,669,275,363) 5,290,128,119
SECURITIES LENDING COLLATERAL — ( 1.2% )
@§The DFA Short Term
Investment Fund 5,747,934 66,474,858
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,735,750,221) $ 5,356,602,977

Dimensional Emerging Core Equity Market ETF
continued
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $317,781,895 which represented 6.0% of the net assets of the Fund.

Dimensional Emerging Core Equity Market ETF
continued
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 161,227,344 $ — $ — $ 161,227,344
Chile ................................ 22,155,092 — — 22,155,092
China ............................... 1,469,276,144 307,265 64,476 1,469,647,885
Colombia ............................ 4,422,595 — — 4,422,595
Czech ............................... 6,432,063 — — 6,432,063
Egypt ............................... 1,861,244 — — 1,861,244
Greece .............................. 28,017,696 — — 28,017,696
Hungary ............................. 10,582,264 — — 10,582,264
India ................................ 1,088,297,278 1,313,743 — 1,089,611,021
Indonesia ............................ 73,353,061 61,279 44 73,414,384
Korea, Republic of ..................... 529,104,520 110,022 128,013 529,342,555
Kuwait .............................. 42,607,114 194,669 — 42,801,783
Malaysia ............................. 81,235,439 — — 81,235,439
Mexico .............................. 92,423,831 — — 92,423,831
Peru ................................ 5,434,664 — — 5,434,664
Philippines ........................... 26,075,789 — 154 26,075,943
Poland .............................. 61,683,721 — — 61,683,721
Qatar ............................... 36,523,602 — — 36,523,602
Russian Federation .................... — — 241 241
Saudi Arabia .......................... 205,323,045 — — 205,323,045
South Africa .......................... 154,743,172 — — 154,743,172
Taiwan .............................. 940,933,321 97,341 801 941,031,463
Thailand ............................. 74,444,542 — — 74,444,542
Turkey .............................. 41,425,919 — — 41,425,919
United Arab Emirates ................... 86,211,741 84,390 — 86,296,131
Preferred Stocks
Brazil ............................... 42,952,187 — — 42,952,187
Chile ................................ 527,825 — — 527,825
Colombia ............................ 290,044 — — 290,044
Rights/Warrants
Brazil ............................... 14,886 — — 14,886
India ................................ — 32,055 — 32,055
Korea, Republic of ..................... 117,128 1,310 — 118,438
Malaysia ............................. 16,272 — — 16,272
Thailand ............................. 18,773 — — 18,773
Securities Lending Collateral ............... — 66,474,858 — 66,474,858
Total Investments ........................ $5,287,732,316 $68,676,932 $193,729> $5,356,602,977
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets High Profitability ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (98.1%)
BRAZIL — (2.3%)
BB Seguridade Participacoes
SA, Class H 73,201 $ 553,009
BRF SA, Sponsored ADR 4,400 17,424
JBS S/A, Class A 43,180 336,202
Klabin SA 111,602 365,278
Marfrig Global Foods SA 1,600 6,070
Petroleo Brasileiro SA 253,917 1,437,461
Petroleo Brasileiro SA,
Sponsored ADR 8,060 90,997
Petroleo Brasileiro SA,
Sponsored ADR 25,407 268,298
*PRIO SA 55,012 327,561
Raia Drogasil SA 140,335 491,795
Suzano SA 14,563 128,822
#Suzano SA, Class A,
Sponsored ADR 70,800 627,288
TIM SA 2,800 9,372
#TIM SA, ADR 7,420 123,766
Vale SA, Class A, Sponsored
ADR 10,631 98,975
Vibra Energia SA, Class A 147,861 491,007
WEG SA, Class A 8,400 66,234
TOTAL BRAZIL 5,439,559
CHILE — (0.4%)
Banco de Chile 1,533,677 222,897
Banco de Chile, Sponsored
ADR 9,714 286,758
#Banco Santander Chile,
Sponsored ADR 400 9,636
Embotelladora Andina SA,
Sponsored ADR 118 3,056
#Latam Airlines Group SA,
Class A, ADR 9,012 283,427
Latam Airlines Group SA,
Class H 1,130,136 17,666
Sociedad Quimica y Minera de
Chile SA, Class B, Sponsored
ADR 5,005 171,171
TOTAL CHILE 994,611
CHINA — (29.8%)
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 7,300 15,246
Aerospace Intelligent
Manufacturing Technology
Co., Ltd., Class A 6,100 14,375
Aier Eye Hospital Group Co.,
Ltd., Class H 60,116 107,285
*Air China, Ltd., Class H 340,000 202,999
Aluminum Corp. of China, Ltd.,
Class H 812,000 436,644
Angel Yeast Co., Ltd., Class A 2,400 11,628
Anhui Anke Biotechnology
Group Co., Ltd., Class H 16,400 18,400
Shares Value†
CHINA — (Continued)
Anhui Gujing Distillery Co.,
Ltd., Class A 2,900 $ 65,546
Anhui Kouzi Distillery Co., Ltd.,
Class A 8,900 43,575
Anhui Yingjia Distillery Co.,
Ltd., Class A 7,200 43,478
Anker Innovations Technology
Co., Ltd., Class A 1,600 19,544
ANTA Sports Products, Ltd. 225,200 2,670,270
Apeloa Pharmaceutical Co.,
Ltd., Class A 15,900 29,993
APT Medical, Inc., Class A 874 50,004
Arctech Solar Holding Co., Ltd. 2,415 15,506
Autel Intelligent Technology
Corp., Ltd., Class A 1,116 6,395
Bank of Chengdu Co., Ltd.,
Class H 8,000 18,677
Beijing Dahao Technology
Corp., Ltd., Class A 2,500 4,558
Beijing Haohua Energy
Resource Co., Ltd., Class A 5,700 5,658
*Beijing Jetsen Technology
Co., Ltd., Class H 45,300 32,948
Beijing Ultrapower Software
Co., Ltd., Class H 6,200 9,334
Beijing United Information
Technology Co., Ltd., Class A 11,100 36,048
Bethel Automotive Safety
Systems Co., Ltd., Class A 2,000 15,844
Biem.L.Fdlkk Garment Co.,
Ltd., Class Z 4,900 11,103
*Bohai Leasing Co., Ltd.,
Class A 78,300 34,019
BTG Hotels Group Co., Ltd.,
Class A 14,800 29,139
BYD Co., Ltd. 72,000 3,437,193
BYD Electronic International
Co., Ltd., Class A 140,000 583,130
*Changchun High-Tech
Industry Group Co., Ltd., Class
A 1,800 21,754
Cheng De Lolo Co., Ltd.,
Class A 500 644
Chifeng Jilong Gold Mining
Co., Ltd., Class A 20,800 75,127
China Coal Energy Co., Ltd.,
Class A 114,000 117,753
China Coal Xinji Energy Co.,
Ltd., Class H 42,700 39,276
*China Eastern Airlines Corp.,
Ltd., Class H 308,000 92,145
China Hongqiao Group, Ltd.,
Class H 565,500 1,018,012
China Kings Resources Group
Co., Ltd., Class A 6,595 20,701

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value†
CHINA — (Continued)
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 11,500 $ 13,013
China National Nuclear Power
Co., Ltd., Class A 103,000 130,712
China Resources Beer
Holdings Co., Ltd., Class A 301,500 1,065,302
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 9,800 25,412
China Resources Gas Group,
Ltd. 11,600 32,460
ΩChina Resources Mixc
Lifestyle Services, Ltd., Class
H 136,600 657,044
China Shenhua Energy Co.,
Ltd., Class A 117,500 442,442
*China Southern Airlines Co.,
Ltd., Class A 368,000 151,856
Ω*China Tower Corp., Ltd.,
Class A 924,000 1,339,286
Chongqing Brewery Co., Ltd.,
Class A 5,500 43,686
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 19,280 25,103
Chongqing Taiji Industry Group
Co., Ltd., Class A 5,200 14,721
Chongqing Zhifei Biological
Products Co., Ltd., Class A 15,000 38,855
#Chow Tai Fook Jewellery
Group, Ltd., Class A 372,800 499,009
Chow Tai Seng Jewellery Co.,
Ltd., Class A 14,300 25,619
CMOC Group, Ltd., Class A 726,000 571,086
CNOOC Energy Technology &
Services, Ltd., Class A 31,900 17,412
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 1,200 1,157
COFCO Sugar Holding Co.,
Ltd., Class A 32,300 41,256
Contemporary Amperex
Technology Co., Ltd., Class A 27,248 867,282
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 18,200 14,689
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 15,528 40,393
Deppon Logistics Co., Ltd.,
Class A 11,600 20,654
ENN Natural Gas Co., Ltd.,
Class A 6,400 17,388
Eoptolink Technology, Inc.,
Ltd., Class A 3,400 41,974
*Fibocom Wireless, Inc., Class
A 4,000 13,980
Focus Media Information
Technology Co., Ltd., Class A 89,100 88,203
Shares Value†
CHINA — (Continued)
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 11,672 $ 67,273
ΩFuyao Glass Industry Group
Co., Ltd., Class A 114,800 811,995
Gansu Energy Chemical Co.,
Ltd., Class A 55,800 18,029
G-bits Network Technology
Xiamen Co., Ltd., Class A 1,000 32,860
ΩGiant Biogene Holding Co.,
Ltd. 38,200 394,084
Goneo Group Co., Ltd., Class
A 4,199 41,117
Great Wall Motor Co., Ltd.,
Class A 456,000 653,890
Gree Electric Appliances, Inc.
of Zhuhai, Class B 21,900 137,184
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 13,800 6,565
Guangdong Haid Group Co.,
Ltd., Class A 9,200 70,178
Guangdong Hongda Holdings
Group Co., Ltd., Class A 800 3,360
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 19,400 37,369
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 7,800 10,928
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 8,500 16,151
Guanghui Energy Co., Ltd.,
Class H 53,900 42,908
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 4,200 11,058
Guizhou Chanhen Chemical
Corp., Class A 600 1,865
H World Group, Ltd., Class F 252,500 892,169
ΩHaidilao International
Holding, Ltd., Class H 233,000 529,416
Haier Smart Home Co., Ltd.,
Class A 21,600 62,811
*Hainan Airlines Holding Co.,
Ltd., Class A 192,900 35,540
Hainan Strait Shipping Co.,
Ltd., Class A 30,300 24,621
Hangcha Group Co., Ltd.,
Class A 9,000 23,251
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 5,900 16,167
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 5,700 13,605
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 3,700 12,352
Hefei Meiya Optoelectronic
Technology, Inc., Class A 10,400 24,022
Henan Lingrui Pharmaceutical
Co., Class A 4,900 15,394

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value†
CHINA — (Continued)
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 26,300 $ 61,545
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 21,800 74,873
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 16,200 29,134
Hengli Petrochemical Co., Ltd.,
Class A 51,200 107,635
Hithink RoyalFlush Information
Network Co., Ltd., Class A 4,300 152,887
HLA Group Corp., Ltd., Class
A 47,300 53,978
Hongfa Technology Co., Ltd.,
Class A 1,400 6,321
Huadong Medicine Co., Ltd.,
Class A 2,800 14,956
Huaibei Mining Holdings Co.,
Ltd., Class A 29,700 48,430
Huaming Power Equipment
Co., Ltd., Class H 4,200 8,662
Huatu Cendes Co., Ltd., Class
A 400 5,244
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 5,600 20,242
Hubei Yihua Chemical Industry
Co., Ltd., Class A 6,000 9,000
Huizhou Desay Sv Automotive
Co., Ltd., Class A 3,600 51,605
Hunan Jiudian Pharmaceutical
Co., Ltd., Class A 2,600 5,712
Imeik Technology
Development Co., Ltd., Class
A 2,000 47,572
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 17,500 42,949
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 22,200 40,474
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 19,900 81,425
Inner Mongolia Yuan Xing
Energy Co., Ltd., Class A 56,400 39,781
*IRICO Display Devices Co.,
Ltd. 800 737
JA Solar Technology Co., Ltd.,
Class A 9,300 12,211
Jafron Biomedical Co., Ltd.,
Class A 8,700 25,526
Jason Furniture Hangzhou
Co., Ltd., Class A 14,300 49,035
JCHX Mining Management
Co., Ltd., Class A 8,600 43,750
Ω*JD Logistics, Inc. 394,900 623,309
Jiangling Motors Corp., Ltd.,
Class A 7,200 18,601
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 1,000 3,535
Shares Value†
CHINA — (Continued)
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 11,000 $ 71,688
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 1,500 8,151
Jiangsu Pacific Quartz Co.,
Ltd., Class A 6,800 30,236
Jiangsu Shemar Electric Co.,
Ltd., Class A 400 1,319
Jiangsu ToLand Alloy Co.,
Ltd., Class A 300 895
Jiangsu Xinquan Automotive
Trim Co., Ltd., Class A 6,500 35,989
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 5,100 48,103
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 5,300 25,111
Jiangzhong Pharmaceutical
Co., Ltd., Class A 3,800 11,970
Jiayou International Logistics
Co., Ltd., Class A 10,780 20,661
Jinduicheng Molybdenum Co.,
Ltd., Class A 44,600 60,095
Jingjin Equipment, Inc., Class
A 7,600 16,970
Jinneng Holding Shanxi Coal
Industry Co., Ltd., Class A 2,900 4,414
Jizhong Energy Resources
Co., Ltd., Class A 37,800 32,430
Juneyao Airlines Co., Ltd.,
Class A 28,200 48,078
Kidswant Children Products
Co., Ltd., Class A 2,200 3,851
KingClean Electric Co., Ltd.,
Class A 1,000 2,918
Kingnet Network Co., Ltd.,
Class A 23,800 55,629
Ω*Kuaishou Technology,
Class W 523,200 3,481,388
Kunshan Huguang Auto
Harness Co., Ltd., Class A 1,600 6,600
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,400 6,125
Kweichow Moutai Co., Ltd.,
Class A 6,100 1,297,462
Lao Feng Xiang Co., Ltd.,
Class A 4,800 31,671
Laobaixing Pharmacy Chain
JSC, Class A 7,920 21,942
LB Group Co., Ltd., Class A 12,700 28,881
Lenovo Group, Ltd., Class A 1,556,000 1,803,866
Luxi Chemical Group Co., Ltd.,
Class A 6,400 9,398
Luxshare Precision Industry
Co., Ltd., Class A 47,500 201,476
Luzhou Laojiao Co., Ltd.,
Class A 9,100 154,820
Mango Excellent Media Co.,
Ltd., Class A 11,400 35,627

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value†
CHINA — (Continued)
Meihua Holdings Group Co.,
Ltd., Class A 35,500 $ 53,495
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class W 32,000 23,494
Ω*Meituan, Class W 271,200 4,556,896
Midea Group Co., Ltd., Class A 25,800 261,150
MINISO Group Holding, Ltd.,
Class F 2,400 10,801
Muyuan Foods Co., Ltd., Class
A 31,500 171,809
Nanjing Cosmos Chemical
Co., Ltd., Class A 900 2,482
*Nanjing Tanker Corp., Class
A 74,300 27,276
NAURA Technology Group
Co., Ltd., Class A 1,100 68,203
NBTM New Materials Group
Co., Ltd., Class A 1,200 3,303
NetEase, Inc., Class H 23,900 514,694
New China Life Insurance Co.,
Ltd., Class A 188,500 689,127
New Hope Dairy Co., Ltd.,
Class A 2,200 5,039
Neway Valve Suzhou Co.,
Ltd., Class A 7,300 26,879
Ningbo Boway Alloy Material
Co., Ltd., Class A 13,000 31,136
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 2,600 6,796
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 15,700 26,724
*Ningbo Joyson Electronic
Corp., Class A 20,900 47,241
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 5,400 19,007
Ningbo Tuopu Group Co., Ltd.,
Class A 3,500 25,144
Ningxia Baofeng Energy Group
Co., Ltd., Class A 37,400 82,429
ΩNongfu Spring Co., Ltd.,
Class A 260,800 1,203,998
North Copper Co., Ltd., Class
A 14,100 17,370
*Offcn Education Technology
Co., Ltd., Class A 18,400 7,615
*OFILM Group Co., Ltd., Class
A 35,000 54,233
Olympic Circuit Technology
Co., Ltd., Class A 8,800 32,075
Orient Overseas International,
Ltd. 1,500 20,987
*PDD Holdings, Inc.,
Sponsored ADR 53,748 5,674,176
PetroChina Co., Ltd., Class H 2,016,000 1,544,230
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 39,100 44,190
ΩPop Mart International
Group, Ltd. 38,000 949,669
*Qinghai Salt Lake Industry
Co., Ltd., Class H 30,600 67,316
Shares Value†
CHINA — (Continued)
Quectel Wireless Solutions
Co., Ltd., Class A 1,200 $ 12,444
Range Intelligent Computing
Technology Group Co., Ltd. 3,800 25,376
Rongsheng Petrochemical
Co., Ltd., Class A 52,100 59,670
Sailun Group Co., Ltd., Class
A 26,700 44,860
Satellite Chemical Co., Ltd.,
Class A 24,570 61,178
Seres Group Co., Ltd., Class R 3,200 57,319
SF Holding Co., Ltd., Class A 39,800 238,148
Shaanxi Coal Industry Co.,
Ltd., Class A 76,900 202,686
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class H 53,050 47,775
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 4,600 35,898
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 7,200 20,185
Shandong Sun Paper Industry
JSC, Ltd., Class H 16,500 31,783
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 4,982 59,813
Shanghai AtHub Co., Ltd.,
Class A 1,800 8,036
*Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 12,400 44,498
Shanghai Baosight Software
Co., Ltd., Class A 10,720 39,515
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 4,400 4,840
Shanghai Hanbell Precise
Machinery Co., Ltd., Class H 300 683
Shanghai Huafon Aluminium
Corp., Class A 10,800 25,333
Shanghai M&G Stationery,
Inc., Class A 12,900 52,180
*Shanghai Zhonggu Logistics
Co., Ltd., Class A 13,500 19,972
Shanjin International Gold Co.,
Ltd., Class A 8,300 23,109
Shannon Semiconductor
Technology Co., Ltd., Class A 1,400 5,902
Shanxi Coal International
Energy Group Co., Ltd., Class
A 25,700 33,462
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 32,800 28,907
*Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 8,600 7,993
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 12,800 19,218
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 6,800 190,821

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value†
CHINA — (Continued)
Sharetronic Data Technology
Co., Ltd., Class A 900 $ 12,943
Shede Spirits Co., Ltd., Class
A 3,000 23,404
Shennan Circuits Co., Ltd.,
Class H 1,300 19,486
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 1,200 13,254
Shenzhen Envicool
Technology Co., Ltd., Class A 2,000 8,692
*Shenzhen Everwin Precision
Technology Co., Ltd., Class H 6,000 17,753
Shenzhen Kedali Industry Co.,
Ltd., Class A 400 7,234
Shenzhen Kinwong Electronic
Co., Ltd., Class A 5,300 20,309
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 7,000 211,409
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 4,700 33,868
Shenzhen SC New Energy
Technology Corp., Class A 4,100 30,970
Shenzhen Sunlord Electronics
Co., Ltd., Class A 4,300 16,459
Shenzhen Transsion Holdings
Co., Ltd., Class A 6,600 67,986
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 5,000 12,601
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 5,800 16,507
Shuangliang Eco-Energy
Systems Co., Ltd., Class A 5,200 3,139
*Sichuan Hongda Co., Ltd.,
Class A 9,000 8,254
Sichuan Injet Electric Co., Ltd.,
Class A 100 549
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 1,200 5,974
Sichuan Swellfun Co., Ltd.,
Class A 5,500 34,445
Sineng Electric Co., Ltd., Class
A 400 1,535
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class H 1,434 10,440
Skshu Paint Co., Ltd., Class F 1,200 7,990
Spring Airlines Co., Ltd., Class
A 6,300 46,497
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 17,300 17,982
STO Express Co., Ltd., Class
A 22,900 33,595
Sumec Corp., Ltd., Class A 21,600 28,065
Sunflower Pharmaceutical
Group Co., Ltd., Class A 7,700 16,611
Sungrow Power Supply Co.,
Ltd., Class A 13,360 111,315
Shares Value†
CHINA — (Continued)
Sunresin New Materials Co.,
Ltd., Class A 6,200 $ 37,116
Suofeiya Home Collection Co.,
Ltd., Class A 9,800 20,494
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 4,400 15,656
*Suzhou Secote Precision
Electronic Co., Ltd., Class A 1,400 8,312
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 3,900 36,768
Tencent Holdings, Ltd., Class
A 217,300 13,371,963
Tianshan Aluminum Group
Co., Ltd., Class A 28,400 29,051
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 1,000 4,881
Tingyi Cayman Islands Holding
Corp., Class F 272,000 492,460
TongFu Microelectronics Co.,
Ltd., Class A 25,200 88,768
Tongling Nonferrous Metals
Group Co., Ltd., Class A 76,100 33,063
Tongwei Co., Ltd., Class A 36,200 81,178
*TPV Technology Co., Ltd.,
Class R 22,700 7,210
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 2,939 25,854
Unisplendour Corp., Ltd.,
Class A 1,600 5,531
Vipshop Holdings, Ltd.,
Sponsored ADR 54,603 743,693
*Wanda Film Holding Co., Ltd.,
Class A 5,000 7,734
Wanhua Chemical Group Co.,
Ltd., Class A 24,700 184,880
Want Want China Holdings,
Ltd., Class A 572,000 375,447
Weihai Guangwei Composites
Co., Ltd., Class A 2,400 9,589
Wens Foodstuff Group Co.,
Ltd., Class A 19,500 45,417
Western Mining Co., Ltd.,
Class A 38,200 80,778
Willfar Information Technology
Co., Ltd. 1,862 9,201
Wuliangye Yibin Co., Ltd.,
Class A 26,100 461,842
WUS Printed Circuit Kunshan
Co., Ltd., Class H 9,000 34,524
ΩWuXi AppTec Co., Ltd.,
Class A 8,800 68,258
Wuxi Autowell Technology
Co., Ltd., Class A 3,259 14,809
Xiamen Amoytop Biotech Co.,
Ltd., Class A 3,329 34,008
Xiamen Faratronic Co., Ltd.,
Class A 2,100 30,057

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value†
CHINA — (Continued)
Xiamen Tungsten Co., Ltd.,
Class A 5,800 $ 14,609
Xinfengming Group Co., Ltd.,
Class A 10,100 14,970
Xinxiang Richful Lube Additive
Co., Ltd., Class A 1,200 10,196
Yangling Metron New Material,
Inc., Class H 200 518
Yankershop Food Co., Ltd.,
Class H 2,700 33,336
#Yankuang Energy Group Co.,
Ltd., Class A 673,800 704,672
Yealink Network Technology
Corp., Ltd., Class A 6,100 27,836
Yifeng Pharmacy Chain Co.,
Ltd., Class A 17,176 67,068
Yizumi Holdings Co., Ltd.,
Class A 2,100 5,919
YongXing Special Materials
Technology Co., Ltd., Class A 7,490 31,584
YTO Express Group Co., Ltd.,
Class A 13,500 24,278
Yum China Holdings, Inc. 14,850 694,367
Yum China Holdings, Inc.,
Class A 11,256 487,497
YUNDA Holding Group Co.,
Ltd., Class A 36,200 33,745
Yunnan Aluminium Co., Ltd.,
Class A 29,400 61,442
Yunnan Copper Co., Ltd.,
Class A 17,100 27,367
Yunnan Tin Co., Ltd., Class A 11,300 21,425
Yunnan Yuntianhua Co., Ltd.,
Class A 25,000 76,754
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class H 2,100 59,285
Zhejiang Cfmoto Power Co.,
Ltd., Class A 600 13,694
Zhejiang Dingli Machinery Co.,
Ltd., Class A 2,800 16,739
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class H 15,100 23,439
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd., Class A 27,700 42,846
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 15,800 31,173
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 15,700 59,189
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 4,700 15,121
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 4,800 10,335
Zhejiang NHU Co., Ltd., Class
A 17,700 53,807
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 4,200 15,476
Shares Value†
CHINA — (Continued)
Zhejiang Supor Co., Ltd.,
Class A 5,300 $ 40,960
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 2,200 5,054
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 13,900 37,229
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 7,900 12,013
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 20,200 32,772
Zhejiang Yinlun Machinery
Co., Ltd., Class A 6,000 20,970
Zhongji Innolight Co., Ltd.,
Class A 5,600 64,283
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 1,300 2,871
Zhuzhou Kibing Group Co.,
Ltd., Class A 10,100 7,513
*Zhuzhou Smelter Group Co.,
Ltd., Class A 8,000 11,021
Zijin Mining Group Co., Ltd.,
Class H 1,096,000 2,399,845
TOTAL CHINA 69,018,614
COLOMBIA — (0.1%)
Bancolombia SA 8,807 104,459
Bancolombia SA, Class F,
Sponsored ADR 3,914 157,812
TOTAL COLOMBIA 262,271
CZECH — (0.2%)
CEZ A/S 7,005 356,285
ΩMoneta Money Bank A/S,
Class F 3,043 18,778
Philip Morris CR A/S 51 41,419
TOTAL CZECH 416,482
GREECE — (0.6%)
Athens International Airport
SA, Class A 298 3,096
Hellenic Telecommunications
Organization SA, Class A 11,607 220,608
JUMBO SA, Class A 3,815 120,561
Metlen Energy & Metals SA 12,702 600,663
Motor Oil Hellas Corinth
Refineries SA 10,252 248,230
OPAP SA, Class A 9,926 220,816
Titan Cement International SA,
Class A 723 33,491
TOTAL GREECE 1,447,465
HUNGARY — (0.4%)
MOL Hungarian Oil & Gas PLC 26,511 224,593
OTP Bank Nyrt, Class A 8,472 625,804
Richter Gedeon Nyrt 1,747 53,033
TOTAL HUNGARY 903,430
INDIA — (18.9%)
3M India, Ltd. 177 63,083

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value†
INDIA — (Continued)
ABB India, Ltd. 570 $ 37,260
*Adani Energy Solutions, Ltd. 6,298 67,066
*Adani Green Energy, Ltd. 7,211 76,878
*Adani Power, Ltd. 40,786 256,857
Adani Total Gas, Ltd. 1,697 12,056
*Aditya Birla Capital, Ltd. 19,385 45,055
*Ajanta Pharma, Ltd. 4,192 134,274
*Apar Industries, Ltd., Class A 1,738 115,265
*APL Apollo Tubes, Ltd. 7,379 141,477
Apollo Hospitals Enterprise,
Ltd., Class A 8,204 677,519
Ashok Leyland, Ltd. 198,700 529,914
Asian Paints, Ltd., Class F 21,820 626,496
Astral, Ltd. 9,338 148,674
Axis Bank, Ltd. 11,014 154,486
*Bajaj Auto, Ltd. 1,555 147,799
Berger Paints India, Ltd.,
Class A 18,862 121,499
Bharat Electronics, Ltd. 388,039 1,442,680
Bharat Forge, Ltd. 27,939 365,162
Bharti Airtel, Ltd. 168,907 3,727,665
Blue Star, Ltd., Class A 1,174 23,711
Britannia Industries, Ltd.,
Class A 10,244 659,489
Central Depository Services
India, Ltd., Class F 4,798 74,965
CG Power & Industrial
Solutions, Ltd., Class A 51,905 385,092
Coforge, Ltd. 4,546 393,076
Colgate-Palmolive India, Ltd.,
Class F 13,175 403,498
Coromandel International, Ltd.,
Class A 554 14,520
CRISIL, Ltd. 1,282 67,567
Cummins India, Ltd. 4,801 164,538
Divi's Laboratories, Ltd. 2,856 205,773
Dixon Technologies India, Ltd. 3,257 634,254
*Dr. Reddy's Laboratories, Ltd. 25,573 358,363
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 21,831 303,888
GE Vernova T&D India, Ltd. 7,643 141,680
GlaxoSmithKline
Pharmaceuticals, Ltd. 3,782 132,713
*Gujarat Fluorochemicals, Ltd. 944 43,496
*Havells India, Ltd. 4,300 81,487
HCL Technologies, Ltd. 69,046 1,281,070
ΩHDFC Asset Management
Co., Ltd., Class A 10,957 567,332
Hero MotoCorp, Ltd., Class A 6,219 281,742
*Hindalco Industries, Ltd.,
Class H 80,304 593,746
Hindustan Aeronautics, Ltd. 17,576 933,663
Hindustan Unilever, Ltd. 16,618 460,692
Hitachi Energy India, Ltd.,
Class A 180 30,955
Indian Bank 3,356 22,476
Indian Railway Catering &
Tourism Corp., Ltd. 22,256 197,972
*Indus Towers, Ltd. 170,065 821,703
Shares Value†
INDIA — (Continued)
Infosys, Ltd. 183,675 $ 3,261,348
Infosys, Ltd., Sponsored ADR 44,374 780,982
Ω*InterGlobe Aviation, Ltd. 16,759 1,041,341
*ITC Hotels, Ltd. 19,314 44,449
ITC, Ltd., Class A 215,063 1,083,922
Jindal Stainless, Ltd. 12,751 88,006
*Jindal Steel & Power, Ltd.,
Class A 51,961 550,862
JK Cement, Ltd. 1,605 97,130
JSW Steel, Ltd. 51,358 626,019
*Jubilant Foodworks, Ltd. 31,844 269,652
KPIT Technologies, Ltd. 16,726 248,186
ΩL&T Technology Services,
Ltd., Class A 2,655 133,784
Lloyds Metals & Energy, Ltd. 6,840 97,414
ΩLTIMindtree, Ltd. 7,726 419,433
*Lupin, Ltd., Class A 5,238 129,927
*Mahindra & Mahindra, Ltd. 31,390 1,088,198
*Mankind Pharma, Ltd. 1,314 38,344
Marico, Ltd. 46,913 394,506
Mphasis, Ltd. 5,591 163,395
Narayana Hrudayalaya, Ltd.,
Class A 6,289 131,052
National Aluminium Co., Ltd.,
Class A 16,484 30,529
Nestle India, Ltd. 28,612 808,809
ΩNippon Life India Asset
Management, Ltd. 18,666 141,116
NMDC, Ltd., Class H 162,982 124,990
Oracle Financial Services
Software, Ltd. 2,728 281,619
Page Industries, Ltd. 577 311,537
Persistent Systems, Ltd. 10,165 640,278
Petronet LNG, Ltd. 56,988 211,638
Pidilite Industries, Ltd., Class A 10,871 390,389
Polycab India, Ltd. 4,272 279,124
Prestige Estates Projects, Ltd. 538 8,757
Procter & Gamble Hygiene &
Health Care, Ltd., Class F 568 95,758
Samvardhana Motherson
International, Ltd. 128,161 202,169
Schaeffler India, Ltd. 2,559 105,194
Solar Industries India, Ltd. 2,468 384,790
ΩSona Blw Precision Forgings,
Ltd. 8,208 46,746
*Steel Authority of India, Ltd.,
Class A 33,286 44,801
Supreme Industries, Ltd. 2,494 104,473
*Suzlon Energy, Ltd. 515,528 344,158
Tata Communications, Ltd. 10,772 202,909
Tata Consultancy Services,
Ltd. 55,356 2,262,956
Tata Elxsi, Ltd. 3,303 225,429
Tata Motors, Ltd. 204,884 1,562,389
Tata Steel, Ltd. 152,842 253,423
Tech Mahindra, Ltd. 21,632 384,842
Titan Co., Ltd., Class A 24,284 971,461
Torrent Pharmaceuticals, Ltd. 11,243 442,088
Trent, Ltd. 9,592 587,268

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value†
INDIA — (Continued)
Tube Investments of India, Ltd. 13,408 $ 460,023
TVS Motor Co., Ltd. 25,043 792,045
United Spirits, Ltd. 21,416 396,437
UNO Minda, Ltd. 6,473 68,512
Varun Beverages, Ltd. 115,687 715,275
Vedanta, Ltd. 195,068 967,908
TOTAL INDIA 43,708,416
INDONESIA — (0.8%)
*Adaro Minerals Indonesia
TBK PT 1,258,700 68,243
Alamtri Resources Indonesia
Tbk PT 391,400 44,799
*Amman Mineral Internasional
PT 173,400 74,426
Bank Central Asia TBK PT 948,900 504,461
Bank Mandiri Persero TBK PT 640,200 188,589
Barito Renewables Energy
TBK PT 259,500 94,186
Cisarua Mountain Dairy PT
TBK, Class A 136,100 37,550
*Dian Swastatika Sentosa
TBK PT 37,900 103,883
Indofood CBP Sukses Makmur
TBK PT 7,600 5,196
Mayora Indah TBK PT 537,700 73,853
Petrindo Jaya Kreasi TBK PT,
Class H 48,100 20,645
PT Tower Bersama
Infrastructure Tbk, Class A 309,000 37,043
Sarana Menara Nusantara
TBK PT 760,000 26,096
Sumber Alfaria Trijaya TBK
PT, Class A 2,107,700 274,255
Unilever Indonesia TBK PT,
Class A 809,700 83,653
United Tractors TBK PT 231,400 316,432
TOTAL INDONESIA 1,953,310
KOREA, REPUBLIC OF — (9.2%)
BGF retail Co., Ltd., Class A 1,053 79,855
Celltrion, Inc. 227 25,758
Cheil Worldwide, Inc., Class A 9,279 121,087
CJ CheilJedang Corp. 1,112 186,963
CJ Corp. 1,811 158,359
CJ Logistics Corp., Class H 880 51,506
Classys, Inc. 1,762 79,702
Cosmax, Inc. 646 78,392
Coway Co., Ltd. 6,592 406,696
CS Wind Corp. 1,786 48,749
Daewoong Pharmaceutical
Co., Ltd., Class A 22 2,136
DB Insurance Co., Ltd. 2,860 183,491
Doosan Bobcat, Inc. 3,835 132,195
Doosan Co., Ltd. 34 7,259
*Doosan Enerbility Co., Ltd. 7,611 155,004
Douzone Bizon Co., Ltd. 1,025 44,057
F&F Co., Ltd. 2,037 101,169
GS Holdings Corp. 6,868 186,980
*GS P&L Co., Ltd. 621 9,218
Shares Value†
KOREA, REPUBLIC OF — (Continued)
GS Retail Co., Ltd., Class A 2,621 $ 27,289
Hana Financial Group, Inc.,
Class A 3,918 177,778
Hanmi Pharm Co., Ltd. 575 108,811
#Hanmi Semiconductor Co.,
Ltd. 3,894 208,465
*Hanon Systems, Class A 17,943 44,937
Hanwha Aerospace Co., Ltd. 1,686 945,299
*Hanwha Engine 542 10,390
*Hanwha Life Insurance Co.,
Ltd. 14,076 26,241
*Hanwha Vision Co., Ltd. 1,867 79,067
HD Hyundai Electric Co., Ltd. 2,227 481,746
HL Mando Co., Ltd., Class A 4,636 121,485
*Hotel Shilla Co., Ltd., Class A 779 24,085
*Hugel, Inc., Class A 499 128,304
Hyosung Heavy Industries
Corp. 433 149,106
Hyundai Autoever Corp. 558 48,361
Hyundai Glovis Co., Ltd. 4,488 359,924
*Hyundai Marine & Fire
Insurance Co., Ltd. 8,291 129,483
Hyundai Motor Co. 862 115,580
Hyundai Rotem Co., Ltd.,
Class A 6,782 535,308
Industrial Bank of Korea, Class
A 7,053 76,112
IsuPetasys Co., Ltd., Class R 2,396 53,685
JB Financial Group Co., Ltd. 10,866 130,484
Jusung Engineering Co., Ltd. 538 12,717
JYP Entertainment Corp. 2,655 129,248
KB Financial Group, Inc.,
Class A 1,032 65,485
KEPCO Plant Service &
Engineering Co., Ltd. 2,553 79,203
KIWOOM Securities Co., Ltd. 606 58,404
Korea Aerospace Industries,
Ltd. 6,123 356,655
Korean Air Lines Co., Ltd. 20,636 304,132
#*Krafton, Inc. 2,790 729,149
KT&G Corp., Class W 1,575 127,086
Kumho Petrochemical Co., Ltd. 157 13,121
LEENO Industrial, Inc., Class
H 4,185 106,281
*LG Display Co., Ltd. 39,877 237,607
LG Electronics, Inc. 14,879 747,352
LG H&H Co., Ltd. 147 34,901
LG Innotek Co., Ltd. 1,878 184,431
LG Uplus Corp., Class R 28,617 241,981
LIG Nex1 Co., Ltd. 1,060 238,994
LS Corp. 79 7,280
LS Electric Co., Ltd. 1,369 195,984
Meritz Financial Group, Inc. 10,910 952,466
NH Investment & Securities
Co., Ltd. 802 8,660
Orion Corp. 3,098 268,501
PharmaResearch Co., Ltd.,
Class H 608 161,036
Poongsan Corp., Class A 2,395 99,911

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Posco DX Co., Ltd. 3,665 $ 63,296
Posco International Corp. 6,239 216,598
S-1 Corp. 1,700 75,941
Ω*Samsung Biologics Co., Ltd. 219 162,074
Samsung E&A Co., Ltd. 20,730 280,581
Samsung Electro-Mechanics
Co., Ltd. 1,225 101,430
Samsung Electronics Co., Ltd. 11,044 431,194
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 3,156 3,048,696
Samsung Fire & Marine
Insurance Co., Ltd. 2,665 702,105
Samyang Foods Co., Ltd. 409 279,092
*Silicon2 Co., Ltd. 2,145 53,946
#*SK Biopharmaceuticals Co.,
Ltd. 2,981 223,339
SK Hynix, Inc., Class A 30,556 3,815,470
SM Entertainment Co., Ltd. 72 6,276
S-Oil Corp. 2,995 109,560
Soulbrain Co., Ltd., Class A 190 23,257
Woori Financial Group, Inc. 3,655 45,536
Woori Financial Group, Inc.,
Class A, ADR 4,438 164,517
TOTAL KOREA, REPUBLIC
OF 21,204,009
KUWAIT — (0.8%)
Kuwait Finance House KSCP 586,900 1,384,885
Kuwait Telecommunications
Co., Class A 17,176 30,383
Mobile Telecommunications
Co. KSCP 288,088 444,731
TOTAL KUWAIT 1,859,999
MALAYSIA — (1.4%)
Axiata Group BHD 322,700 157,050
Bursa Malaysia BHD, Class A 51,600 88,252
CELCOMDIGI BHD 162,900 144,213
*Chin Hin Group BHD 22,800 10,832
CIMB Group Holdings BHD 145,000 239,259
Fraser & Neave Holdings
BHD, Class R 16,100 100,742
#Genting Malaysia BHD 350,300 138,821
Hartalega Holdings BHD 183,500 94,833
Heineken Malaysia BHD 11,600 70,863
Inari Amertron BHD 122,000 54,285
KPJ Healthcare BHD 152,300 101,651
Kuala Lumpur Kepong BHD 18,780 85,391
Maxis BHD, Class A 200,700 172,560
Ω#MR DIY Group M BHD 285,700 111,234
My EG Services BHD 632,771 131,247
#Nestle Malaysia BHD 4,900 98,795
#Petronas Dagangan BHD 27,500 125,806
Shares Value†
MALAYSIA — (Continued)
Press Metal Aluminium
Holdings BHD 172,500 $ 195,887
Public Bank BHD 159,800 165,540
QL Resources BHD 152,750 169,919
#Scientex BHD 64,300 52,155
SD Guthrie BHD 129,000 142,005
#Sime Darby BHD 326,800 157,530
TIME dotCom BHD 24,100 28,763
United Plantations BHD 25,200 133,855
Westports Holdings BHD,
Class F 66,000 65,006
*Yinson Holdings BHD, Class
A 120,864 52,379
YTL Corp. BHD, Class A 413,800 184,124
TOTAL MALAYSIA 3,272,997
MEXICO — (1.8%)
America Movil SAB de CV,
Class B 442,154 382,184
America Movil SAB de CV,
Class B, ADR 34,592 596,366
Gruma SAB de CV, Class B 25,168 481,837
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 26,819 296,674
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 3,007 61,163
#Grupo Aeroportuario del
Pacifico SAB de CV, Class B,
Sponsored ADR 3,324 683,115
Grupo Bimbo SAB de CV,
Class A 22,214 67,669
#Grupo Comercial Chedraui
SA de CV, Class B 18,200 117,921
Grupo Mexico SAB de CV,
Class B 14,700 76,523
Kimberly-Clark de Mexico SAB
de CV, Class A 134,253 237,094
#*Vista Energy SAB de CV 20 902
*Vista Energy SAB de CV,
Sponsored ADR 10,578 477,808
Wal-Mart de Mexico SAB de
CV, Class A 222,251 705,640
TOTAL MEXICO 4,184,896
PHILIPPINES — (0.6%)
Bank of the Philippine Islands,
Class A 1,067 2,674
BDO Unibank, Inc., Class A 98,474 282,790
DigiPlus Interactive Corp.,
Class A 15,400 11,028
DMCI Holdings, Inc. 370,100 70,236
Globe Telecom, Inc. 3,632 126,215
International Container
Terminal Services, Inc. 54,060 329,267
Jollibee Foods Corp. 52,300 214,238
PLDT, Inc. 7,095 165,133
PLDT, Inc., Sponsored ADR 3,134 73,555
San Miguel Corp., Class A 8,080 11,356

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value†
PHILIPPINES — (Continued)
Semirara Mining & Power
Corp., Class A 39,300 $ 23,923
TOTAL PHILIPPINES 1,310,415
POLAND — (1.3%)
Alior Bank SA 10,466 284,410
Bank Handlowy w Warszawie
SA 2,653 82,917
#*Bank Millennium SA, Class
A 58,964 228,635
*Bank Polska Kasa Opieki SA 1,309 65,525
Benefit Systems SA, Class A 69 59,782
Budimex SA, Class F 1,130 190,160
*CCC SA, Class A 3,703 214,049
Ω*Dino Polska SA 3,038 426,952
Grupa Kety SA 407 93,456
*ING Bank Slaski SA, Class A 3,144 273,649
Inter Cars SA 311 47,113
KGHM Polska Miedz SA,
Class A 158 5,020
LPP SA 103 421,559
*mBank SA 635 138,891
ORLEN SA 6,461 117,159
Pepco Group NV 6,816 32,099
Powszechny Zaklad
Ubezpieczen SA 12,765 199,615
ΩXTB SA, Class A 2,299 50,102
TOTAL POLAND 2,931,093
QATAR — (0.9%)
Ooredoo QPSC, Class A 102,563 365,069
Qatar Gas Transport Co., Ltd. 30,869 38,822
Qatar National Bank QPSC,
Class A 342,880 1,572,671
TOTAL QATAR 1,976,562
SAUDI ARABIA — (3.7%)
Ades Holding Co. 5,406 21,821
Al Rajhi Bank 10,762 279,458
*Al Rajhi Co. for Co-operative
Insurance 322 11,246
Aldrees Petroleum and
Transport Services Co. 4,973 182,698
Almarai Co. JSC, Class H 44,217 622,426
Arabian Internet &
Communications Services Co. 2,336 178,365
Astra Industrial Group Co. 2,590 103,023
Bupa Arabia for Cooperative
Insurance Co. 4,976 222,871
Co. for Cooperative Insurance
(The) 6,338 234,534
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 9,422 719,417
Elm Co. 268 73,936
Etihad Etisalat Co. 57,672 965,582
Jarir Marketing Co. 55,023 185,126
Nahdi Medical Co. 3,153 95,492
Riyadh Cables Group Co.,
Class A 1,015 34,420
SABIC Agri-Nutrients Co.,
Class A 1,175 30,919
Shares Value†
SAUDI ARABIA — (Continued)
SAL Saudi Logistics Services 1,551 $ 75,505
*Saudi Arabian Mining Co. 2,648 36,075
ΩSaudi Arabian Oil Co. 361,567 2,443,606
Saudi Aramco Base Oil Co. 6,337 167,763
*Saudi Research & Media
Group 2,137 98,677
Saudi Telecom Co. 137,742 1,747,986
*Savola Group (The) 897 7,485
TOTAL SAUDI ARABIA 8,538,431
SOUTH AFRICA — (3.5%)
Bid Corp., Ltd. 19,492 489,755
Bidvest Group, Ltd., Class A 23,081 291,455
Capitec Bank Holdings, Ltd.,
Class F 3,445 637,305
Clicks Group, Ltd., Class H 23,933 508,869
Gold Fields, Ltd., Class A 24 541
Gold Fields, Ltd., Sponsored
ADR 64,010 1,442,785
Harmony Gold Mining Co., Ltd. 62,269 985,695
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 20,332 323,482
Kumba Iron Ore, Ltd. 8,855 153,959
Mr Price Group, Ltd. 32,878 418,895
MTN Group, Ltd., Class A 137,599 907,479
OUTsurance Group, Ltd.,
Class A 78,744 323,165
Shoprite Holdings, Ltd., Class
A 60,576 929,594
Vodacom Group, Ltd. 46,115 339,426
Woolworths Holdings, Ltd. 106,079 328,392
TOTAL SOUTH AFRICA 8,080,797
TAIWAN — (17.7%)
Accton Technology Corp. 58,000 1,077,197
Advantech Co., Ltd. 11,000 115,905
Airtac International Group,
Class A 7,000 192,602
ASE Technology Holding Co.,
Ltd. 487,000 2,063,237
Asia Vital Components Co.,
Ltd., Class R 32,000 464,247
ASPEED Technology, Inc. 4,000 375,199
Bora Pharmaceuticals Co., Ltd. 6,195 137,912
Cheng Shin Rubber Industry
Co., Ltd. 27,000 41,661
Chicony Electronics Co., Ltd.,
Class A 60,000 288,903
China Airlines, Ltd., Class A 563,000 370,545
Chroma ATE, Inc. 10,000 91,455
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 76,000 301,786
Compeq Manufacturing Co.,
Ltd., Class A 179,000 313,417
Delta Electronics, Inc., Class A 77,000 802,911
*Eclat Textile Co., Ltd. 5,000 64,722
Elite Material Co., Ltd. 28,000 486,759
eMemory Technology, Inc. 8,000 641,591
Eva Airways Corp. 534,000 642,810

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value†
TAIWAN — (Continued)
Far EasTone
Telecommunications Co., Ltd. 300,000 $ 803,865
Feng TAY Enterprise Co., Ltd.,
Class A 40,800 143,514
Formosa Sumco Technology
Corp. 5,000 12,413
Fortune Electric Co., Ltd.,
Class A 16,100 211,928
*Getac Holdings Corp., Class
A 14,000 46,837
Giant Manufacturing Co., Ltd.,
Class A 1,036 4,211
#Gigabyte Technology Co.,
Ltd., Class A 18,000 128,600
Global Unichip Corp. 8,000 256,386
Globalwafers Co., Ltd. 13,000 125,395
Gold Circuit Electronics, Ltd. 53,000 317,340
Hotai Motor Co., Ltd. 2,000 38,708
#International Games System
Co., Ltd. 36,000 936,497
Jentech Precision Industrial
Co., Ltd., Class A 2,000 62,533
Jinan Acetate Chemical Co.,
Ltd. 9,047 237,610
Johnson Health Tech Co., Ltd.,
Class A 2,000 10,756
King Yuan Electronics Co.,
Ltd., Class A 203,000 550,930
L&K Engineering Co., Ltd. 2,000 14,758
Lotus Pharmaceutical Co., Ltd. 25,000 171,576
#Makalot Industrial Co., Ltd.,
Class A 27,320 242,594
MediaTek, Inc., Class B 82,000 3,461,214
Micro-Star International Co.,
Ltd., Class A 22,000 95,957
momo.com, Inc. 8,300 83,822
Nien Made Enterprise Co., Ltd. 11,000 134,478
#Novatek Microelectronics
Corp., Class A 90,000 1,460,463
Parade Technologies, Ltd. 1,000 16,790
Powertech Technology, Inc. 121,000 410,484
President Chain Store Corp. 81,000 661,008
#*Quanta Computer, Inc.,
Class A 89,000 663,681
Realtek Semiconductor Corp. 65,000 1,064,941
Sanyang Motor Co., Ltd. 25,000 54,091
Sinbon Electronics Co., Ltd.,
Class A 12,000 82,919
Sino-American Silicon
Products, Inc., Class A 42,000 145,108
TA Chen Stainless Pipe 52,596 68,822
Taiwan Mobile Co., Ltd. 295,000 1,046,884
Taiwan Semiconductor
Manufacturing Co., Ltd. 492,000 13,967,920
Tong Yang Industry Co., Ltd.,
Class A 29,000 119,235
Tripod Technology Corp.,
Class R 28,000 160,648
Unimicron Technology Corp. 48,000 140,925
Shares Value†
TAIWAN — (Continued)
Uni-President Enterprises
Corp., Class A 534,000 $ 1,282,281
United Integrated Services
Co., Ltd. 27,000 373,136
United Microelectronics Corp. 344,000 486,158
#United Microelectronics
Corp., Sponsored ADR 56,218 395,775
#Vanguard International
Semiconductor Corp. 153,445 431,314
VisEra Technologies Co., Ltd. 4,000 25,138
Voltronic Power Technology
Corp. 9,000 422,099
*Winbond Electronics Corp.,
Class A 1,889 930
Wistron Corp. 83,000 263,406
Wiwynn Corp. 11,000 656,911
XinTec, Inc., Class A 6,000 25,045
Yungshin Construction &
Development Co., Ltd., Class
A 3,000 11,631
TOTAL TAIWAN 41,002,524
THAILAND — (1.4%)
Advanced Info Service PCL -
NVDR, Class F 40,600 358,539
Advanced Info Service PCL,
Class F 25,900 228,723
*Asia Aviation PCL - NVDR 53,400 2,158
Bangchak Corp. PCL - NVDR,
Class R 124,600 133,347
Bangchak Corp. PCL, Class F 26,300 28,146
Bangkok Dusit Medical
Services PCL - NVDR, Class R 194,000 139,380
Bumrungrad Hospital PCL
- NVDR 33,100 163,494
Bumrungrad Hospital PCL,
Class F 36,400 179,793
Carabao Group PCL - NVDR 28,300 52,949
Carabao Group PCL, Class F 12,500 23,387
*Central Retail Corp. PCL -
NVDR, Class R 15,000 10,642
*Central Retail Corp. PCL,
Class R 248,300 176,162
#Com7 PCL - NVDR 25,300 15,602
Com7 PCL, Class F 98,300 60,619
Delta Electronics Thailand PCL 142,100 416,878
Delta Electronics Thailand
PCL - NVDR 5,100 14,962
Home Product Center PCL 606,700 154,376
Home Product Center PCL -
NVDR, Class A 156,000 39,695
*Jasmine Technology Solution
PCL - NVDR, Class A 4,100 5,002
*Jasmine Technology Solution
PCL, Class A 8,400 10,247
Krungthai Card PCL - NVDR 28,400 39,533
Minor International PCL
- NVDR 241,400 193,308
Minor International PCL, Class
F 279,409 223,745

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value†
THAILAND — (Continued)
PTT Exploration & Production
PCL - NVDR, Class F 68,000 $ 202,545
PTT Exploration & Production
PCL, Class F 37,000 110,208
#PTT PCL - NVDR 63,700 59,114
*True Corp. PCL - NVDR,
Class A 725,126 262,656
TOTAL THAILAND 3,305,210
TURKEY — (0.6%)
Akbank TAS 150,324 189,567
Anadolu Anonim Turk Sigorta
Sirketi 7,802 17,740
Anadolu Hayat Emeklilik A/S,
Class A 720 1,505
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 28,063 73,332
BIM Birlesik Magazalar A/S 54 633
Celebi Hava Servisi A/S 77 5,035
Coca-Cola Icecek A/S, Class A 60,817 82,387
#Dogus Otomotiv Servis ve
Ticaret A/S 12,503 63,556
Is Yatirim Menkul Degerler A/S 40,443 37,920
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 22,258 18,681
Migros Ticaret A/S, Class A 314 3,907
Ω*MLP Saglik Hizmetleri A/S,
Class A 4,328 36,742
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 100 981
*Oyak Cimento Fabrikalari A/S 59,146 36,047
*Pegasus Hava Tasimaciligi
A/S 25,266 146,433
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 36,350 13,941
*Sasa Polyester Sanayi A/S,
Class A 15 2
*Turk Hava Yollari AO 2,360 17,442
*Turk Telekomunikasyon A/S 45,406 61,982
Turk Traktor ve Ziraat
Makineleri A/S 2,211 34,917
Turkcell Iletisim Hizmetleri A/S 74,450 174,028
Turkiye Garanti Bankasi A/S 29,514 78,812
Turkiye Petrol Rafinerileri A/S 38,310 124,214
Turkiye Sigorta A/S 65,976 30,072
*Turkiye Vakiflar Bankasi TAO 273,547 147,372
*Ulker Biskuvi Sanayi A/S,
Class A 23,224 64,310
Shares Value†
TURKEY — (Continued)
*Yapi ve Kredi Bankasi A/S,
Class A 73,977 $ 43,779
TOTAL TURKEY 1,505,337
UNITED ARAB EMIRATES — (1.7%)
Abu Dhabi Islamic Bank PJSC 164,168 817,924
Abu Dhabi National Oil Co. for
Distribution PJSC 262,499 240,841
ADNOC Drilling Co. PJSC,
Class F 271,931 362,767
*Americana Restaurants
International PLC - Foreign Co. 108,820 66,660
Emaar Development PJSC 40,524 147,288
Emirates Integrated
Telecommunications Co. PJSC 97,115 230,027
Emirates NBD Bank PJSC 139,808 782,198
Emirates Telecommunications
Group Co. PJSC, Class A 189,757 898,918
Fertiglobe PLC, Class A 27,226 16,826
Nmdc Group Pjsc 3,098 21,069
Salik Co. PJSC 189,539 261,110
TOTAL UNITED ARAB
EMIRATES 3,845,628
TOTAL COMMON STOCKS 227,162,056
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
Petroleo Brasileiro SA 6.250% 279,974 1,483,100
Raizen SA 0.550% 139,680 44,657
TOTAL BRAZIL 1,527,757
CHILE — (0.1%)
Embotelladora Andina SA,
Class B 7.250% 41,989 177,806
Sociedad Quimica y Minera de
Chile SA, Class B 0.000% 1,141 38,892
TOTAL CHILE 216,698
COLOMBIA — (0.0%)
Bancolombia SA 8.990% 6,474 66,518
TOTAL COLOMBIA 66,518
TOTAL PREFERRED
STOCKS 1,810,973
TOTAL INVESTMENT SECURITIES — (98.9%)
(Cost $191,401,136) 228,973,029
SECURITIES LENDING COLLATERAL — ( 1.1% )
@§The DFA Short Term
Investment Fund 220,882 2,554,495
TOTAL INVESTMENTS — ( 100.0% )
(Cost $193,955,631) $ 231,527,524
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $20,233,266 which represented 8.8% of the net assets of the Fund.

Dimensional Emerging Markets High Profitability ETF
continued
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 5,439,559 $ — $ — $ 5,439,559
Chile ................................ 994,611 — — 994,611
China ............................... 69,018,614 — — 69,018,614
Colombia ............................ 262,271 — — 262,271
Czech ............................... 416,482 — — 416,482
Greece .............................. 1,447,465 — — 1,447,465
Hungary ............................. 903,430 — — 903,430
India ................................ 43,708,416 — — 43,708,416
Indonesia ............................ 1,953,310 — — 1,953,310
Korea, Republic of ..................... 21,204,009 — — 21,204,009
Kuwait .............................. 1,859,999 — — 1,859,999
Malaysia ............................. 3,272,997 — — 3,272,997
Mexico .............................. 4,184,896 — — 4,184,896
Philippines ........................... 1,310,415 — — 1,310,415
Poland .............................. 2,931,093 — — 2,931,093
Qatar ............................... 1,976,562 — — 1,976,562
Saudi Arabia .......................... 8,538,431 — — 8,538,431
South Africa .......................... 8,080,797 — — 8,080,797
Taiwan .............................. 41,002,524 — — 41,002,524
Thailand ............................. 1,692,925 1,612,285 — 3,305,210
Turkey .............................. 1,505,337 — — 1,505,337
United Arab Emirates ................... 3,845,628 — — 3,845,628
Preferred Stocks
Brazil ............................... 1,527,757 — — 1,527,757
Chile ................................ 216,698 — — 216,698
Colombia ............................ 66,518 — — 66,518
Securities Lending Collateral ............... — 2,554,495 — 2,554,495
Total Investments ........................ $227,360,744 $4,166,780 $— $231,527,524
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets Value ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (98.1%)
BRAZIL — (2.8%)
Allied Tecnologia SA, Class A 14,045 $ 17,391
Anima Holding SA, Class A 104,000 58,600
Atacadao SA 118,662 179,207
*Automob Participacoes SA 13,586 648
Azzas 2154 SA, Class R 1,781 10,016
Banco ABC Brasil SA 21,692 83,145
ΩBanco BMG SA 49,900 33,582
Banco Bradesco SA 235,529 508,800
Banco Bradesco SA,
Sponsored ADR 227,262 559,064
Banco do Brasil SA 377,200 1,927,508
Banco Santander Brasil SA 620,952 3,237,804
#Banco Santander Brasil SA,
Sponsored ADR 600 3,156
Bemobi Mobile Tech SA 13,700 45,760
Blau Farmaceutica SA 7,800 17,787
Boa Safra Sementes SA 13,300 24,268
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 25,356 94,860
*Brava Energia 12,188 37,373
BRF SA, Class A 156,429 627,219
C&A MODAS SA 75,300 177,031
Camil Alimentos SA 8,405 6,473
*Cia Brasileira de Aluminio 115,696 80,313
Cia Siderurgica Nacional SA 216,234 355,208
#Cosan SA, Class H, ADR 26,182 143,477
Cruzeiro do Sul Educacional
SA, Class A 46,600 33,666
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 125,300 548,661
ΩDesktop SA 18,900 30,814
Dexco SA 124,322 121,437
Dimed SA Distribuidora da
Medicamentos 17,423 28,252
*Embraer SA 36,519 418,768
Empreendimentos Pague
Menos S/A 101,060 58,907
Even Construtora e
Incorporadora SA 41,788 42,442
Fleury SA 77,913 178,770
Gerdau SA, Sponsored ADR 250,067 652,675
Grupo SBF SA, Class B 54,900 102,888
Guararapes Confeccoes SA 27,700 39,827
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 866,099 354,921
Hypera SA, Class A 64,031 272,800
Iochpe Maxion SA 37,168 80,883
*IRB-Brasil Resseguros SA 26,849 226,832
JBS S/A, Class A 31,452 244,887
JHSF Participacoes SA 163,800 148,425
Lavvi Empreendimentos
Imobiliarios SA 25,200 46,471
Lojas Quero-Quero SA 50,767 24,749
Shares Value†
BRAZIL — (Continued)
Lojas Renner SA, Class A 86,788 $ 223,968
ΩLWSA SA 135,002 86,084
M Dias Branco SA, Class H 12,705 56,934
Marcopolo SA 840 810
Moura Dubeux Engenharia S/A 13,400 38,959
*Natura & Co. Holding SA 222,404 373,593
*Oceanpact Servicos
Maritimos SA, Class A 24,000 22,977
*Oncoclinicas do Brasil
Servicos Medicos SA 39,100 41,784
Petroleo Brasileiro SA 594,633 3,366,303
Petroleo Brasileiro SA,
Sponsored ADR 6,348 67,035
Petroreconcavo S/A 46,332 105,081
Positivo Tecnologia SA, Class
H 34,800 37,803
*PRIO SA 6,000 35,726
Profarma Distribuidora de
Produtos Farmaceuticos SA 6,600 9,431
*Qualicorp Consultoria e
Corretora de Seguros SA 124,600 45,338
Romi SA, Class A 15,564 25,182
Sao Carlos Empreendimentos
e Participacoes SA 1,200 3,915
Sao Martinho S/A, Class F 61,257 211,100
ΩSer Educacional SA 23,600 24,970
#Suzano SA, Class A,
Sponsored ADR 1,600 14,176
Trisul SA, Class A 9,100 11,187
Tupy SA 26,700 101,161
Ultrapar Participacoes SA,
Sponsored ADR 59,695 188,039
Unifique Telecomunicacoes
S/A, Class A 32,173 22,220
Vale SA, Class A 17,869 166,841
Vale SA, Class A, Sponsored
ADR 855,296 7,962,806
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 28,218 123,361
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 11,800 10,255
Vibra Energia SA, Class A 251,092 833,810
YDUQS Participacoes SA 57,663 145,548
*Zamp SA, Class A 29,600 16,417
TOTAL BRAZIL 26,258,579
CHILE — (0.4%)
Banco de Credito e
Inversiones SA 845 33,132
Besalco SA 21,639 16,630
BICECORP SA 50,958 13,899
*CAP SA 23,853 121,458
Cencosud SA 262,242 888,389

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHILE — (Continued)
Empresa Nacional de
Telecomunicaciones SA 53,987 $ 154,666
Empresas CMPC SA 354,810 550,907
Empresas Copec SA 106,170 721,558
Enel Americas SA 4,782,798 464,973
Falabella SA, Class A 100,471 451,673
Inversiones Aguas
Metropolitanas SA 93,992 84,517
*Ripley Corp. SA, Class A 262,373 120,102
Salfacorp SA 154,532 109,297
Sigdo Koppers SA 6,456 7,483
SMU SA, Class A 379,384 73,583
Sociedad Matriz SAAM SA,
Class B 402,326 49,689
SONDA SA 166,988 66,472
Vina Concha y Toro SA 50,555 62,057
TOTAL CHILE 3,990,485
CHINA — (28.1%)
360 Security Technology, Inc.,
Class A 20,000 28,131
Ω3SBio, Inc., Class A 783,500 1,208,385
*5I5J Holding Group Co., Ltd.,
Class A 67,500 29,327
AAC Technologies Holdings,
Inc. 48,500 232,346
*Addsino Co., Ltd., Class A 3,600 3,376
Agricultural Bank of China,
Ltd., Class H 8,247,000 5,040,915
Aisino Corp., Class A 35,500 40,219
Alibaba Group Holding, Ltd.,
Class W 1,571,300 23,808,497
Alibaba Group Holding, Ltd.,
Class W, Sponsored ADR 30,549 3,648,467
*Alibaba Pictures Group, Ltd. 370,000 24,334
ΩA-Living Smart City Services
Co., Ltd., Class A 28,750 11,159
Allmed Medical Products Co.,
Ltd., Class A 30,400 33,647
Aluminum Corp. of China, Ltd.,
Class H 1,312,000 705,513
Anhui Conch Cement Co.,
Ltd., Class A 327,000 923,479
Anhui Construction
Engineering Group Co., Ltd.,
Class H 36,000 22,768
Anhui Guangxin Agrochemical
Co., Ltd., Class A 4,500 6,682
Anhui Heli Co., Ltd., Class A 23,400 50,962
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 29,300 28,079
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 14,900 38,391
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 36,300 26,851
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 67,500 49,651
Shares Value†
CHINA — (Continued)
Anhui Jinhe Industrial Co.,
Ltd., Class A 12,800 $ 43,698
Anhui Kouzi Distillery Co., Ltd.,
Class A 1,300 6,365
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 126,200 88,666
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 16,840 19,171
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 37,500 43,722
Anhui Xinbo Aluminum Co.,
Ltd., Class A 10,400 27,469
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 30,300 75,529
Anjoy Foods Group Co., Ltd.,
Class A 4,200 44,060
Anton Oilfield Services Group 822,000 101,760
Aotecar New Energy
Technology Co., Ltd., Class A 104,100 40,792
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 25,800 102,090
Ω#AsiaInfo Technologies, Ltd.,
Class R 144,400 174,106
Asymchem Laboratories
Tianjin Co., Ltd., Class A 5,700 64,263
Avary Holding Shenzhen Co.,
Ltd., Class A 600 2,357
AviChina Industry &
Technology Co., Ltd., Class A 1,103,000 506,361
ΩBAIC Motor Corp., Ltd.,
Class H 600,000 147,781
*Baidu, Inc. 401,850 4,479,855
#*Baidu, Inc., Class A,
Sponsored ADR 5,993 526,305
Baiyin Nonferrous Group Co.,
Ltd., Class A 180,700 67,329
Bank of Beijing Co., Ltd.,
Class A 278,900 230,078
Bank of Changsha Co., Ltd.,
Class A 133,100 165,616
Bank of Chengdu Co., Ltd.,
Class H 64,900 151,515
Bank of China, Ltd., Class H 18,827,000 10,536,730
Bank of Chongqing Co., Ltd.,
Class H 128,000 124,621
Bank of Communications Co.,
Ltd., Class H 1,924,000 1,687,132
Bank of Guiyang Co., Ltd.,
Class A 77,600 61,562
Bank of Hangzhou Co., Ltd.,
Class A 127,892 258,485
Bank of Jiangsu Co., Ltd.,
Class A 484,100 676,244
Bank of Nanjing Co., Ltd.,
Class A 250,000 358,164
Bank of Ningbo Co., Ltd.,
Class H 204,800 672,980

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
ΩBank of Qingdao Co., Ltd.,
Class A 365,000 $ 173,211
Bank of Shanghai Co., Ltd.,
Class A 333,600 476,100
Bank of Suzhou Co., Ltd.,
Class A 105,830 116,988
Bank of Tianjin Co., Ltd., Class
A 44,000 10,213
Bank of Xi'an Co., Ltd., Class
H 109,700 52,186
Baoji Titanium Industry Co.,
Ltd., Class A 5,000 20,060
Baoshan Iron & Steel Co., Ltd.,
Class A 733,000 689,342
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 157,500 96,797
Baoxiniao Holding Co., Ltd.,
Class H 37,100 19,486
*Baoye Group Co., Ltd., Class
H 36,000 20,705
BBMG Corp., Class H 795,000 71,763
Befar Group Co., Ltd., Class A 43,400 24,346
Beibuwan Port Co., Ltd., Class
A 142,096 165,087
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class H 182,000 79,074
Beijing Changjiu Logistics
Corp., Class H 28,100 28,783
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class A 9,000 10,828
Beijing Dabeinong Technology
Group Co., Ltd., Class A 34,000 19,073
Beijing Easpring Material
Technology Co., Ltd., Class A 11,000 57,275
*Beijing Energy International
Holding Co., Ltd., Class A 78,000 10,159
Beijing Enlight Media Co., Ltd.,
Class A 20,400 54,077
Beijing Enterprises Holdings,
Ltd. 199,500 810,379
#Beijing Enterprises Water
Group, Ltd. 1,516,000 478,961
*Beijing Fengjing Automotive
Parts Co., Ltd., Class A 50,400 24,877
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 56,000 41,577
Beijing Haohua Energy
Resource Co., Ltd., Class A 28,400 28,192
*Beijing Jetsen Technology
Co., Ltd., Class H 69,800 50,767
Beijing New Building Materials
PLC, Class H 15,100 58,173
Beijing North Star Co., Ltd.,
Class A 82,000 7,296
Beijing Originwater Technology
Co., Ltd., Class A 70,500 42,941
Shares Value†
CHINA — (Continued)
Beijing Sanyuan Foods Co.,
Ltd., Class A 105,000 $ 62,943
Beijing Shougang Co., Ltd.,
Class A 104,500 51,868
*Beijing Shunxin Agriculture
Co., Ltd., Class A 8,600 18,836
Beijing Sinnet Technology Co.,
Ltd., Class H 43,300 85,847
Beijing SL Pharmaceutical Co.,
Ltd., Class A 26,500 23,428
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 26,700 12,995
Beijing Ultrapower Software
Co., Ltd., Class H 64,900 97,709
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class A 100,000 17,796
Beijing Yanjing Brewery Co.,
Ltd., Class A 35,100 62,689
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 12,800 18,479
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 924,700 738,672
*Beiqi Foton Motor Co., Ltd.,
Class A 266,300 95,928
Best Pacific International
Holdings, Ltd., Class A 106,000 33,079
Beyondsoft Corp., Class A 15,600 28,205
BGI Genomics Co., Ltd., Class
A 8,000 53,094
Black Peony Group Co., Ltd.,
Class A 8,300 5,946
ΩBlue Moon Group Holdings,
Ltd., Class A 7,500 3,695
*Blue Sail Medical Co., Ltd.,
Class A 37,400 25,968
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 3,400 4,002
Bluestar Adisseo Co., Class A 14,500 19,159
ΩBOC Aviation, Ltd., Class A 78,300 588,156
*BOE HC SemiTek Corp.,
Class A 20,600 18,722
BOE Technology Group Co.,
Ltd., Class A 1,151,100 607,741
BOE Varitronix, Ltd., Class A 127,000 89,256
*Bohai Leasing Co., Ltd.,
Class A 123,000 53,440
Bright Dairy & Food Co., Ltd.,
Class A 25,800 29,300
Bros Eastern Co., Ltd., Class A 62,000 42,196
B-Soft Co., Ltd., Class A 85,400 66,928
BTG Hotels Group Co., Ltd.,
Class A 26,900 52,963
BYD Electronic International
Co., Ltd., Class A 18,500 77,056
By-health Co., Ltd., Class A 5,400 8,160
*C&D International Investment
Group, Ltd., Class A 264,406 553,041

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
C&S Paper Co., Ltd., Class A 44,500 $ 40,381
Caitong Securities Co., Ltd.,
Class A 61,600 61,742
Ω*CALB Group Co., Ltd. 14,500 30,665
Camel Group Co., Ltd., Class
A 41,600 47,988
Cangzhou Dahua Co., Ltd.,
Class A 15,300 21,499
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 40,700 19,306
Canmax Technologies Co.,
Ltd., Class A 16,700 41,008
Canny Elevator Co., Ltd.,
Class A 43,700 43,380
CCCC Design & Consulting
Group Co., Ltd., Class A 50,600 54,265
CCS Supply Chain
Management Co., Ltd., Class
A 33,900 19,902
CECEP Solar Energy Co.,
Ltd., Class A 131,700 78,044
CECEP Wind-Power Corp.,
Class A 146,560 57,832
CGN New Energy Holdings
Co., Ltd., Class A 524,000 154,064
*CGN Nuclear Technology
Development Co., Ltd., Class
H 16,900 16,242
Changchun Faway Automobile
Components Co., Ltd., Class A 31,900 41,272
*Changchun High-Tech
Industry Group Co., Ltd., Class
A 2,800 33,839
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 65,600 28,682
Changjiang Securities Co.,
Ltd., Class A 54,800 48,372
*ChangYuan Technology
Group, Ltd., Class A 49,400 23,365
Chaowei Power Holdings, Ltd.,
Class A 144,000 24,697
*Chen Lin Education Group
Holdings, Ltd. 92,000 16,135
Chengdu B-Ray Media Co.,
Ltd., Class A 27,100 16,581
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 9,200 16,621
Chengdu Hongqi Chain Co.,
Ltd., Class A 17,600 13,793
Chengdu Wintrue Holding Co.,
Ltd., Class A 21,400 24,509
Chenguang Biotech Group
Co., Ltd., Class A 17,500 25,962
*Chengxin Lithium Group Co.,
Ltd., Class A 11,900 18,341
Chengzhi Co., Ltd., Class A 36,500 37,889
*China Anchu Energy Storage
Group, Ltd., Class A 341,000 8,883
Shares Value†
CHINA — (Continued)
China Animal Husbandry
Industry Co., Ltd., Class A 22,400 $ 20,542
Ω*China Bohai Bank Co., Ltd.,
Class A 808,500 94,876
China CAMC Engineering Co.,
Ltd., Class A 25,000 27,258
#China Chunlai Education
Group Co., Ltd., Class H 37,000 20,087
China CITIC Bank Corp., Ltd.,
Class H 2,616,000 2,067,918
China Coal Energy Co., Ltd.,
Class A 813,000 839,765
China Coal Xinji Energy Co.,
Ltd., Class H 55,400 50,958
China Communications
Services Corp., Ltd., Class H 636,000 332,160
China Conch Environment
Protection Holdings, Ltd. 246,500 17,165
China Conch Venture
Holdings, Ltd., Class H 587,500 605,326
China Construction Bank
Corp., Class H 25,723,000 21,163,003
China CSSC Holdings, Ltd.,
Class A 14,000 56,360
China CYTS Tours Holding
Co., Ltd., Class H 34,100 45,525
#*<China Dili Group 18,000 287
*China Education Group
Holdings, Ltd., Class H 565,656 177,982
China Energy Engineering
Corp., Ltd., Class A 1,234,000 157,538
China Everbright Bank Co.,
Ltd., Class H 653,000 283,778
ΩChina Feihe, Ltd., Class A 119,000 90,232
China Film Co., Ltd., Class A 13,800 19,334
China Foods, Ltd., Class H 332,000 132,720
China Galaxy Securities Co.,
Ltd., Class H 50,500 45,846
*China Gas Holdings, Ltd. 1,142,860 1,034,583
China Gold International
Resources Corp., Ltd., Class A 32,500 205,150
China Great Wall Securities
Co., Ltd., Class A 59,200 62,918
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 33,300 39,237
China Hongqiao Group, Ltd.,
Class H 1,124,500 2,024,323
China International Marine
Containers Group Co., Ltd.,
Class A 322,150 203,558
China Jushi Co., Ltd., Class A 112,530 181,485
China Lesso Group Holdings,
Ltd., Class H 426,000 226,879
China Lilang, Ltd. 148,000 71,379
Ω*China Literature, Ltd., Class
H 165,600 575,512
China Medical System
Holdings, Ltd., Class A 510,000 545,863

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
China Meheco Group Co.,
Ltd., Class A 43,120 $ 60,116
China Meidong Auto Holdings,
Ltd. 254,000 67,801
China Mengniu Dairy Co., Ltd.,
Class H 1,115,000 2,792,281
China Merchants Bank Co.,
Ltd., Class A 584,500 3,199,611
China Merchants Energy
Shipping Co., Ltd., Class A 172,700 138,906
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 104,700 184,692
China Merchants Port Holdings
Co., Ltd., Class A 485,616 790,292
China Merchants Property
Operation & Service Co., Ltd.,
Class H 46,900 76,026
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 138,000 173,610
China Minsheng Banking
Corp., Ltd., Class H 1,458,000 684,375
#China Modern Dairy
Holdings, Ltd. 513,000 67,476
China National Accord
Medicines Corp., Ltd., Class H 14,230 47,973
China National Building
Material Co., Ltd., Class A 1,271,127 617,967
China National Chemical
Engineering Co., Ltd., Class A 144,100 149,584
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 18,400 20,821
China National Medicines
Corp., Ltd., Class A 19,000 75,731
China National Nuclear Power
Co., Ltd., Class A 407,300 516,881
ΩChina New Higher Education
Group, Ltd., Class A 221,130 23,953
*China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 12,400 7,877
China Nonferrous Mining
Corp., Ltd., Class A 538,000 356,599
China Oilfield Services, Ltd.,
Class H 708,000 554,188
China Overseas Grand
Oceans Group, Ltd. 674,894 149,692
China Overseas Land &
Investment, Ltd., Class H 950,500 1,693,929
China Pacific Insurance Group
Co., Ltd., Class H 449,200 1,222,242
China Petroleum & Chemical
Corp., Class A 8,958,000 4,586,026
China Petroleum Engineering
Corp., Class A 86,800 36,519
China Publishing & Media Co.,
Ltd., Class H 54,800 47,769
Shares Value†
CHINA — (Continued)
China Railway Group, Ltd.,
Class A 1,158,000 $ 498,758
China Railway Hi-tech Industry
Co., Ltd., Class A 50,500 50,686
China Railway Materials Co.,
Ltd., Class H 148,200 50,940
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class A 663,000 266,749
China Railway Tielong
Container Logistics Co., Ltd.,
Class H 43,600 33,750
China Reinsurance Group
Corp., Class H 2,240,000 259,971
China Resources Beer
Holdings Co., Ltd., Class A 500 1,767
China Resources Building
Materials Technology
Holdings, Ltd., Class A 808,000 170,880
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 12,700 32,932
China Resources Gas Group,
Ltd. 310,100 867,754
China Resources Land, Ltd. 1,122,000 3,798,019
China Resources Medical
Holdings Co., Ltd., Class A 332,500 156,931
ΩChina Resources
Pharmaceutical Group, Ltd. 720,500 455,266
#China Risun Group, Ltd. 418,000 135,296
*China Sanjiang Fine
Chemicals Co., Ltd., Class A 152,000 35,086
China Shenhua Energy Co.,
Ltd., Class A 855,000 3,219,467
China State Construction
Engineering Corp., Ltd., Class
A 1,066,300 807,803
China State Construction
International Holdings, Ltd. 532,000 783,453
*China Sunshine Paper
Holdings Co., Ltd., Class H 90,000 22,515
China Taiping Insurance
Holdings Co., Ltd., Class A 546,600 758,432
China Tianying, Inc., Class H 88,600 51,407
Ω#China Tourism Group Duty
Free Corp., Ltd., Class A 11,100 75,649
Ω*China Tower Corp., Ltd.,
Class A 1,615,000 2,340,851
#*China Traditional Chinese
Medicine Holdings Co., Ltd.,
Class A 1,150,000 299,560
China TransInfo Technology
Co., Ltd., Class A 29,700 37,323
China Travel International
Investment Hong Kong, Ltd.,
Class A 784,000 102,111
China Tungsten And Hightech
Materials Co., Ltd., Class H 16,500 21,665
*China Union Holdings, Ltd.,
Class H 33,000 16,515

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
#*China Vanke Co., Ltd.,
Class A 507,800 $ 350,333
China West Construction
Group Co., Ltd., Class A 25,100 19,602
China XD Electric Co., Ltd.,
Class A 61,900 52,851
China XLX Fertiliser, Ltd.,
Class A 222,000 127,680
China Yongda Automobiles
Services Holdings, Ltd. 461,000 147,431
Ω#*China Youran Dairy Group,
Ltd., Class A 504,000 154,033
China Zhenhua Group Science
& Technology Co., Ltd., Class
H 9,400 66,068
China Zheshang Bank Co.,
Ltd., Class A 699,400 236,299
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 14,400 14,453
Chinasoft International, Ltd. 1,122,000 716,198
Chongqing Changan
Automobile Co., Ltd., Class A 236,500 398,329
Chongqing Department Store
Co., Ltd., Class A 8,500 37,105
Chongqing Fuling Zhacai
Group Co., Ltd., Class H 11,700 21,089
Chongqing Machinery &
Electric Co., Ltd., Class A 394,000 46,743
Chongqing Port Co., Ltd.,
Class A 40,500 29,624
Chongqing Rural Commercial
Bank Co., Ltd., Class A 684,000 524,817
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 47,600 53,665
Chongqing Zhifei Biological
Products Co., Ltd., Class A 35,800 92,734
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,100 32,110
CIMC Enric Holdings, Ltd. 150,000 117,800
Cisen Pharmaceutical Co.,
Ltd., Class A 19,800 36,534
CITIC, Ltd. 1,289,000 1,574,120
City Development Environment
Co., Ltd., Class A 14,300 26,444
*Citychamp Watch & Jewellery
Group, Ltd. 174,000 10,322
CMOC Group, Ltd., Class A 30,000 23,599
CMST Development Co., Ltd.,
Class A 80,300 65,029
CNGR Advanced Material Co.,
Ltd., Class A 19,900 86,350
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 68,560 38,460
CNOOC Energy Technology &
Services, Ltd., Class A 158,600 86,570
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 42,450 40,914
Shares Value†
CHINA — (Continued)
*COFCO Biotechnology Co.,
Ltd., Class A 58,000 $ 43,620
COFCO Capital Holdings Co.,
Ltd., Class A 19,900 32,532
#*COFCO Joycome Foods,
Ltd., Class A 1,011,000 190,344
COFCO Sugar Holding Co.,
Ltd., Class A 32,800 41,895
Cofoe Medical Technology
Co., Ltd., Class A 12,100 55,732
*Comba Telecom Systems
Holdings, Ltd. 632,000 118,988
Concord New Energy Group,
Ltd. 2,020,000 122,429
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
A 502,000 398,767
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 46,900 37,852
CQ Pharmaceutical Holding
Co., Ltd., Class A 41,000 27,397
CRRC Corp., Ltd., Class A 793,000 488,805
CSG Holding Co., Ltd., Class
A 70,500 45,945
*CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 3,888 22,404
CSPC Pharmaceutical Group,
Ltd., Class A 3,028,000 2,393,599
CSSC Science & Technology
Co., Ltd., Class A 11,400 18,307
CTS International Logistics
Corp., Ltd., Class A 49,700 41,820
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 94,700 77,862
Daqin Railway Co., Ltd., Class
A 392,700 350,413
Dashang Co., Ltd., Class A 13,018 44,800
DBG Technology Co., Ltd.,
Class A 22,800 77,367
Deppon Logistics Co., Ltd.,
Class A 11,000 19,586
*Dezhan Healthcare Co., Ltd. 40,000 16,334
DHC Software Co., Ltd., Class
F 54,300 73,164
Dian Diagnostics Group Co.,
Ltd., Class A 39,600 76,388
Digital China Group Co., Ltd.,
Class A 10,000 56,028
Digital China Information
Service Group Co., Ltd., Class
A 21,400 31,483
Do-Fluoride New Materials
Co., Ltd., Class A 33,100 52,882
Dongfang Electric Corp., Ltd.,
Class A 128,400 175,512
Dongfang Electronics Co.,
Ltd., Class A 500 656

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
DongFeng Automobile Co.,
Ltd., Class A 21,000 $ 20,269
Dongfeng Electronic
Technology Co., Ltd., Class A 41,100 75,157
Dongguan Aohai Technology
Co., Ltd., Class A 3,200 16,314
Dongguan Development
Holdings Co., Ltd., Class A 28,300 39,999
Dongxing Securities Co., Ltd.,
Class A 40,500 55,962
#Dongyue Group, Ltd. 572,000 676,395
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 89,000 50,269
Easyhome New Retail Group
Co., Ltd., Class A 118,100 53,747
E-Commodities Holdings, Ltd. 400,000 42,297
*Edvantage Group Holdings,
Ltd. 107,309 19,373
EEKA Fashion Holdings, Ltd. 90,500 87,528
Era Co., Ltd., Class A 83,700 45,802
Essex Bio-technology, Ltd. 31,000 17,909
Eternal Asia Supply Chain
Management, Ltd., Class A 213,500 142,956
EVA Precision Industrial
Holdings, Ltd., Class A 132,000 12,596
Ever Sunshine Services
Group, Ltd. 258,000 63,213
Fangda Carbon New Material
Co., Ltd., Class A 33,400 21,216
Fangda Special Steel
Technology Co., Ltd., Class A 81,400 49,803
*Farasis Energy Gan Zhou
Co., Ltd. 14,603 24,455
FAW Jiefang Group Co., Ltd.,
Class A 43,300 42,864
FAWER Automotive Parts Co.,
Ltd., Class A 76,300 61,580
FESCO Group Co., Ltd., Class
A 7,000 20,336
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 22,600 66,372
*FIH Mobile, Ltd. 315,000 30,465
#Flat Glass Group Co., Ltd.,
Class H 11,000 12,454
Fortune Ng Fung Food Hebei
Co., Ltd., Class A 12,300 8,608
Foshan Electrical and Lighting
Co., Ltd., Class A 34,000 28,235
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 30,200 35,543
Fosun International, Ltd.,
Class A 162,500 84,449
Founder Securities Co., Ltd.,
Class A 79,700 81,637
Foxconn Industrial Internet
Co., Ltd., Class A 98,300 244,088
Shares Value†
CHINA — (Continued)
Fu Shou Yuan International
Group, Ltd., Class A 495,000 $ 224,690
Fufeng Group, Ltd., Class A 664,000 555,709
Fujian Funeng Co., Ltd., Class
A 79,680 104,952
Fujian Qingshan Paper
Industry Co., Ltd., Class A 105,400 30,867
Fujian Star-net Communication
Co., Ltd., Class A 21,800 57,938
Fujian Sunner Development
Co., Ltd., Class A 22,800 50,282
Fujian Yuanli Active Carbon
Co., Ltd. 15,300 30,544
Fushun Special Steel Co., Ltd.,
Class H 5,900 4,048
Ω#Ganfeng Lithium Group
Co., Ltd., Class A 99,400 242,774
Gansu Energy Chemical Co.,
Ltd., Class A 206,300 66,656
Gansu Shangfeng Cement
Co., Ltd., Class A 33,660 40,633
Gansu Yasheng Industrial
Group Co., Ltd., Class A 93,200 36,264
Gaush Meditech, Ltd., Class A 7,200 5,329
GCL Energy Technology Co.,
Ltd., Class A 55,500 54,636
#*GDS Holdings, Ltd., Class A 44,800 146,162
Geely Automobile Holdings,
Ltd., Class A 2,070,000 4,367,055
GEM Co., Ltd., Class A 73,800 62,099
Gemdale Corp., Class A 62,600 36,838
Getein Biotech, Inc., Class H 22,400 24,454
GF Securities Co., Ltd., Class
H 200,400 261,525
Giant Network Group Co., Ltd.,
Class A 13,500 26,970
#*Global New Material
International Holdings, Ltd. 189,000 93,590
GoerTek, Inc., Class A 4,800 13,978
Goldenmax International
Group, Ltd., Class A 15,800 17,618
Goldwind Science &
Technology Co., Ltd., Class H 278,000 191,793
*Goodbaby International
Holdings, Ltd. 221,000 31,634
Gotion High-tech Co., Ltd.,
Class A 35,800 101,692
Grand Pharmaceutical Group,
Ltd., Class A 360,000 276,684
*Grandjoy Holdings Group Co.,
Ltd., Class A 45,600 16,364
Gree Electric Appliances, Inc.
of Zhuhai, Class B 50,508 316,387
Greentown China Holdings,
Ltd. 478,000 611,469
Ω#Greentown Management
Holdings Co., Ltd. 255,000 87,470
Greentown Service Group Co.,
Ltd., Class A 338,000 193,524

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
GRG Banking Equipment Co.,
Ltd., Class A 17,800 $ 30,200
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 88,000 41,863
Guangdong DFP New Material
Group Co., Ltd., Class A 82,400 45,204
*Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 38,700 68,480
Guangdong Dongpeng
Holdings Co., Ltd., Class A 47,600 40,576
Guangdong Dowstone
Technology Co., Ltd., Class A 51,800 99,851
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 22,500 40,556
Guangdong Goworld Co., Ltd.,
Class A 25,200 34,128
*Guangdong Guanhao High-
Tech Co., Ltd., Class A 61,500 25,452
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 22,600 36,418
Guangdong Hybribio Biotech
Co., Ltd., Class A 12,000 8,414
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 24,361 63,103
*Guangdong Kinlong Hardware
Products Co., Ltd., Class A 15,000 46,857
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 19,000 36,599
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 9,000 7,919
Guangdong South New Media
Co., Ltd., Class A 5,100 27,347
Guangdong Vanward New
Electric Co., Ltd., Class A 36,400 56,102
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 18,000 34,202
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 117,800 39,843
Guanghui Energy Co., Ltd.,
Class H 92,200 73,398
Guangshen Railway Co., Ltd.,
Class A 540,000 118,380
Guangxi Liugong Machinery
Co., Ltd., Class A 39,100 53,329
Guangxi LiuYao Group Co.,
Ltd., Class A 16,400 38,175
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 858 513
Guangxi Wuzhou Zhongheng
Group Co., Ltd., Class A 62,800 20,982
Shares Value†
CHINA — (Continued)
Guangzhou Baiyun
International Airport Co., Ltd.,
Class H 54,900 $ 68,161
#Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class A 88,000 192,461
Guangzhou Development
Group, Inc., Class A 86,100 76,355
Guangzhou Haige
Communications Group, Inc.
Co., Class A 11,400 16,270
Guangzhou KDT Machinery
Co., Ltd., Class A 100 234
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 10,100 40,424
Guangzhou Port Co., Ltd.,
Class A 64,000 27,542
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 5,600 25,878
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 14,100 20,511
Guizhou Guihang Automotive
Components Co., Ltd., Class A 22,200 36,170
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 51,800 32,334
Guizhou Tyre Co., Ltd., Class
A 45,100 27,036
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 99,500 46,787
Guosen Securities Co., Ltd.,
Class H 128,900 192,645
ΩGuotai Haitong Securities
Co., Ltd., Class A 345,584 493,774
Guoyuan Securities Co., Ltd.,
Class A 45,100 46,258
Haier Smart Home Co., Ltd.,
Class A 35,400 102,940
#*Hainan Meilan International
Airport Co., Ltd., Class A 81,000 100,275
Hainan Mining Co., Ltd., Class
A 900 865
Haitian International Holdings,
Ltd. 213,000 492,762
Hand Enterprise Solutions Co.,
Ltd., Class A 26,700 71,401
Hangxiao Steel Structure Co.,
Ltd., Class A 113,600 39,360
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 44,600 63,529
Hangzhou GreatStar Industrial
Co., Ltd., Class A 14,200 45,451
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 10,200 15,412
Hangzhou Iron & Steel Co.,
Class A 44,700 67,666
Hangzhou Onechance Tech
Corp., Class A 11,300 37,412

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
Hangzhou Robam Appliances
Co., Ltd., Class H 5,100 $ 13,723
Hangzhou Zhongtai Cryogenic
Technology Corp. 33,000 61,615
Han's Laser Technology
Industry Group Co., Ltd., Class
A 12,300 39,065
Harbin Electric Co., Ltd., Class
A 196,000 120,814
HBIS Resources Co., Ltd.,
Class A 13,300 23,681
Health & Happiness H&H
International Holdings, Ltd.,
Class A 76,500 87,206
Healthcare Co., Ltd., Class A 16,800 18,017
Hefei Urban Construction
Development Co., Ltd., Class
A 38,100 33,526
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 17,800 26,236
Henan Liliang Diamond Co.,
Ltd., Class A 5,400 20,343
Henan Lingrui Pharmaceutical
Co., Class A 700 2,199
Henan Mingtai Al Industrial
Co., Ltd., Class A 33,800 55,813
Henan Pinggao Electric Co.,
Ltd., Class A 25,500 56,868
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 20,900 48,908
Henan Thinker Automatic
Equipment Co., Ltd., Class A 4,900 17,348
*Henan Yicheng New Energy
Co., Ltd., Class A 56,400 27,684
Henan Yuguang Gold & Lead
Co., Ltd., Class A 29,900 28,284
*Henan Zhongfu Industry Co.,
Ltd., Class A 158,600 85,698
Hengan International Group
Co., Ltd., Class A 248,500 671,344
Hengli Petrochemical Co., Ltd.,
Class A 179,300 376,931
Hengtong Logistics Co., Ltd.,
Class A 7,300 8,722
Hengtong Optic-electric Co.,
Ltd., Class A 71,500 151,490
Hengyi Petrochemical Co.,
Ltd., Class A 69,700 58,361
Hesteel Co., Ltd., Class A 235,900 70,382
Hexing Electrical Co., Ltd.,
Class A 5,300 19,267
Hisense Home Appliances
Group Co., Ltd., Class A 5,000 15,217
Hisense Visual Technology
Co., Ltd., Class A 31,000 101,526
Hitevision Co., Ltd., Class A 9,700 31,848
HLA Group Corp., Ltd., Class
A 111,600 127,355
Shares Value†
CHINA — (Continued)
Hongli Zhihui Group Co., Ltd.,
Class A 12,200 $ 10,383
Hongrun Construction Group
Co., Ltd., Class A 65,500 42,867
Hongyuan Green Energy Co
Ltd, Class A 9,679 18,897
*Hopson Development
Holdings, Ltd. 429,644 161,227
Horizon Construction
Development, Ltd., Class A 424,000 60,691
Hoshine Silicon Industry Co.,
Ltd., Class A 14,200 99,669
Huaan Securities Co., Ltd.,
Class A 87,300 66,376
Huabao Flavours &
Fragrances Co., Ltd., Class A 5,100 11,240
Huadian Heavy Industries Co.,
Ltd., Class H 27,300 22,559
Huafon Chemical Co., Ltd.,
Class A 132,900 122,243
*Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 20,800 20,734
Huafu Fashion Co., Ltd., Class
A 59,800 50,976
Huaibei Mining Holdings Co.,
Ltd., Class A 60,800 99,143
Huaihe Energy Group Co.,
Ltd., Class A 152,800 72,900
Huangshan Tourism
Development Co., Ltd., Class
A 19,900 32,395
Huapont Life Sciences Co.,
Ltd., Class H 56,400 31,483
ΩHuatai Securities Co., Ltd.,
Class A 308,400 457,349
Huaxi Securities Co., Ltd.,
Class A 41,400 45,765
Huaxia Bank Co., Ltd., Class H 344,300 344,149
Huaxin Cement Co., Ltd.,
Class A 92,200 107,719
Huayu Automotive Systems
Co., Ltd., Class A 110,300 269,942
*Hubei Biocause
Pharmaceutical Co., Ltd.,
Class A 104,987 39,551
Hubei Chutian Smart
Communication Co., Ltd.,
Class A 34,900 21,257
Hubei Huitian New Materials
Co., Ltd., Class A 11,200 13,012
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 10,842 39,190
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 22,900 64,325
Ω#*Huitongda Network Co.,
Ltd., Class A 19,300 29,368
Humanwell Healthcare Group
Co., Ltd., Class A 17,900 51,363

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
Hunan Aihua Group Co., Ltd.,
Class A 17,000 $ 35,271
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 38,000 27,900
Hunan Valin Steel Co., Ltd.,
Class A 230,400 154,905
Ω*Hygeia Healthcare Holdings
Co., Ltd. 167,200 302,718
*Hytera Communications
Corp., Ltd., Class A 58,500 89,360
*HyUnion Holding Co., Ltd.,
Class A 61,700 58,958
IKD Co., Ltd., Class A 16,500 37,682
Ω*IMAX China Holding, Inc.,
Class A 13,700 11,466
Industrial & Commercial Bank
of China, Ltd., Class A 16,833,000 11,548,037
Industrial Bank Co., Ltd., Class
A 316,300 907,603
Industrial Securities Co., Ltd.,
Class A 102,740 81,647
Infore Environment
Technology Group Co., Ltd.,
Class A 106,700 87,435
Ω*Ingdan, Inc., Class A 131,000 20,609
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 592,500 140,932
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 48,900 120,011
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 33,348 41,586
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 323,700 241,222
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 5,200 9,480
Inner Mongolia Yuan Xing
Energy Co., Ltd., Class A 79,200 55,862
Intco Medical Technology Co.,
Ltd., Class A 12,460 38,100
Intron Technology Holdings,
Ltd. 98,000 16,808
#*iQIYI, Inc., Sponsored ADR 182,254 335,347
*IRICO Display Devices Co.,
Ltd. 76,500 70,471
IVD Medical Holding, Ltd. 27,000 6,093
JA Solar Technology Co., Ltd.,
Class A 72,100 94,670
*Jade Bird Fire Co., Ltd., Class
A 28,800 43,834
Jangho Group Co., Ltd., Class
A 63,700 46,593
JCET Group Co., Ltd., Class A 22,704 104,355
Ω*JD Health International, Inc. 133,600 639,168
Ω*JD Logistics, Inc. 724,600 1,143,707
JD.com, Inc. 542,700 8,950,872
Jiang Su Suyan Jingshen Co.,
Ltd., Class A 25,500 33,553
Shares Value†
CHINA — (Continued)
Jiangling Motors Corp., Ltd.,
Class A 13,200 $ 34,102
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 5,800 21,244
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 24,900 19,754
Jiangsu Azure Corp., Class A 29,300 51,081
*Jiangsu Bioperfectus
Technologies Co., Ltd., Class
A 1,924 17,107
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 104,700 47,648
Jiangsu Changbao Steeltube
Co., Ltd. 54,800 38,953
Jiangsu Changshu Automotive
Trim Group Co., Ltd., Class A 20,500 36,500
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 74,920 74,784
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 16,000 18,941
Jiangsu Eastern Shenghong
Co., Ltd., Class A 66,600 80,581
Jiangsu General Science
Technology Co., Ltd., Class A 52,200 32,656
*Jiangsu High Hope
International Group Corp.,
Class A 23,400 7,979
Jiangsu Huachang Chemical
Co., Ltd., Class A 22,100 21,239
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 7,000 7,363
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 129,700 74,005
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 26,900 46,749
Jiangsu Lianyungang Port Co.,
Ltd. 70,200 51,734
Jiangsu Lihua Foods Group
Co., Ltd., Class A 10,900 28,474
Jiangsu Linyang Energy Co.,
Ltd., Class A 71,000 54,081
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 2,800 8,597
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 58,900 95,073
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 15,800 21,137
Jiangsu Rainbow Heavy
Industries Co., Ltd., Class A 50,600 42,438
Jiangsu Shagang Co., Ltd.,
Class A 55,200 44,550
Jiangsu Shentong Valve Co.,
Ltd., Class A 21,000 31,327

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 49,600 $ 33,757
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 17,000 35,785
*Jiangsu Sopo Chemical Co.,
Class A 26,500 29,913
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd.,
Class A 71,200 51,296
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 17,200 162,228
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 114,340 66,027
Jiangsu Zhongtian Technology
Co., Ltd., Class A 58,200 111,308
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 180,000 66,821
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 15,200 23,051
Jiangxi Ganyue Expressway
Co., Ltd., Class A 74,900 52,932
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 12,400 17,339
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 30,800 28,457
Jihua Group Corp., Ltd., Class
A 92,100 32,670
*Jilin Chemical Fibre, Class A 69,900 34,790
#Jinchuan Group International
Resources Co., Ltd. 1,185,000 97,799
Jinduicheng Molybdenum Co.,
Ltd., Class A 2,700 3,638
#JinkoSolar Holding Co., Ltd.,
Class A, Sponsored ADR 13,140 225,482
Jinlei Technology Co., Ltd.,
Class A 15,600 42,254
Jinneng Science&Technology
Co., Ltd., Class A 38,400 32,839
Ω#Jinxin Fertility Group, Ltd.,
Class A 724,000 271,686
Jinyu Bio-Technology Co.,
Ltd., Class A 59,100 55,255
Ω#Jiumaojiu International
Holdings, Ltd., Class A 219,000 71,450
Jizhong Energy Resources
Co., Ltd., Class A 67,600 57,997
Joincare Pharmaceutical
Group Industry Co., Ltd., Class
H 39,600 57,713
Jointown Pharmaceutical
Group Co., Ltd., Class A 110,387 82,109
Jolywood Suzhou Sunwatt
Co., Ltd., Class A 2,800 1,979
Joy City Property, Ltd., Class A 1,008,000 27,037
Ω*JS Global Lifestyle Co., Ltd.,
Class A 351,500 81,589
Shares Value†
CHINA — (Continued)
JSTI Group, Class A 30,400 $ 36,698
*Ju Teng International
Holdings, Ltd. 8,000 1,403
Juewei Food Co., Ltd., Class A 18,100 39,444
Jutal Offshore Oil Services,
Ltd. 122,000 10,226
Kailuan Energy Chemical Co.,
Ltd., Class A 58,000 48,166
Kaishan Group Co., Ltd.,
Class A 43,100 51,674
Keda Industrial Group Co.,
Ltd., Class A 27,000 33,670
Keeson Technology Corp.,
Ltd., Class A 15,000 21,181
Kinetic Development Group,
Ltd. 728,000 110,777
Kingboard Holdings, Ltd. 237,500 638,564
Kingboard Laminates
Holdings, Ltd., Class A 123,000 128,636
Kingfa Sci & Tech Co., Ltd.,
Class A 54,600 82,202
KPC Pharmaceuticals, Inc.,
Class A 5,800 12,201
Kuaijishan Shaoxing Wine Co.,
Ltd., Class W 23,400 47,873
Kunlun Energy Co., Ltd., Class
A 1,526,000 1,456,201
Kunlun Tech Co., Ltd., Class A 5,100 22,368
Lao Feng Xiang Co., Ltd.,
Class A 6,300 41,569
Laobaixing Pharmacy Chain
JSC, Class A 7,800 21,609
LB Group Co., Ltd., Class A 24,500 55,715
#Lee & Man Paper
Manufacturing, Ltd., Class H 477,000 128,558
Ω*Legend Holdings Corp.,
Class H 211,700 211,299
Lens Technology Co., Ltd.,
Class A 86,800 248,351
Leo Group Co., Ltd., Class A 31,500 16,155
Leoch International
Technology, Ltd. 145,000 43,754
Lepu Medical Technology
Beijing Co., Ltd., Class A 43,800 67,568
Leyard Optoelectronic Co.,
Ltd., Class A 44,700 37,797
Li Ning Co., Ltd. 885,000 1,677,628
Lianhe Chemical Technology
Co., Ltd., Class H 36,100 31,369
Liaoning Energy Industry Co.,
Ltd., Class H 77,000 36,948
Liaoning Port Co., Ltd., Class
H 52,000 4,493
*Lier Chemical Co., Ltd., Class
A 32,500 45,534
Lingyi iTech Guangdong Co.,
Class A 48,700 53,433
*Liuzhou Iron & Steel Co., Ltd.,
Class A 25,700 11,378

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 19,300 $ 43,890
Loncin Motor Co., Ltd., Class A 45,300 77,543
Ω*Longfor Group Holdings,
Ltd., Class A 473,500 637,464
LONGi Green Energy
Technology Co., Ltd., Class A 58,000 117,225
Longshine Technology Group
Co., Ltd., Class A 18,600 35,828
Lonking Holdings, Ltd. 298,000 74,935
Lucky Harvest Co., Ltd., Class
A 7,400 54,850
Luenmei Quantum Co., Ltd.,
Class A 43,500 35,108
Luoniushan Co., Ltd., Class A 41,900 34,047
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 6,000 23,626
Luxi Chemical Group Co., Ltd.,
Class A 38,100 55,946
Ω*Luye Pharma Group, Ltd.,
Class A 943,000 245,639
*Maanshan Iron & Steel Co.,
Ltd., Class H 608,000 128,583
Maccura Biotechnology Co.,
Ltd., Class A 43,200 67,533
Mango Excellent Media Co.,
Ltd., Class A 5,900 18,439
Ω#*Maoyan Entertainment,
Class A 220,800 195,040
*Maoye Commercial Co., Ltd.,
Class A 32,400 22,897
Mesnac Co., Ltd., Class A 52,900 56,732
#Metallurgical Corp. of China,
Ltd., Class H 668,000 126,628
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 29,800 17,167
Ming Yang Smart Energy
Group, Ltd., Class A 32,000 44,921
*Minmetals Development Co.,
Ltd., Class F 24,700 24,350
*Minth Group, Ltd. 330,000 791,520
MLS Co., Ltd., Class A 57,800 62,781
*MMG, Ltd. 700,000 213,032
Monalisa Group Co., Ltd.,
Class A 23,000 25,583
Moon Environment Technology
Co., Ltd., Class A 26,900 42,459
Morimatsu International
Holdings Co., Ltd. 170,000 120,572
MYS Group Co., Ltd., Class A 190,200 91,266
Nancal Technology Co., Ltd.,
Class A 7,200 30,391
NanJi E-Commerce Co., Ltd.,
Class A 66,800 40,320
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 7,800 33,975
Nanjing Iron & Steel Co., Ltd.,
Class A 108,900 64,682
Shares Value†
CHINA — (Continued)
Nanjing Pharmaceutical Co.,
Ltd., Class A 35,700 $ 25,573
*Nanjing Tanker Corp., Class
A 116,734 42,853
Nanjing Xinjiekou Department
Store Co., Ltd., Class A 26,300 22,962
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 22,100 49,923
NetDragon Websoft Holdings,
Ltd. 117,000 149,217
Neusoft Corp., Class A 18,400 25,374
Neutech Group, Ltd. 31,200 12,432
New China Life Insurance Co.,
Ltd., Class A 27,600 100,901
*New Hope Liuhe Co., Ltd.,
Class A 26,200 34,546
Nexteer Automotive Group,
Ltd. 105,000 70,409
#*Nine Dragons Paper
Holdings, Ltd., Class A 620,000 228,661
Ningbo Boway Alloy Material
Co., Ltd., Class A 11,500 27,544
Ningbo Huaxiang Electronic
Co., Ltd., Class A 21,080 48,402
Ningbo Jintian Copper Group
Co., Ltd., Class A 29,500 27,013
*Ningbo Joyson Electronic
Corp., Class A 36,300 82,051
Ningbo Peacebird Fashion
Co., Ltd., Class A 8,800 19,238
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 18,431 50,581
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 8,500 29,918
Ningbo Shanshan Co., Ltd.,
Class A 35,300 34,023
Ningbo Yunsheng Co., Ltd.,
Class A 28,800 29,540
Ningbo Zhoushan Port Co.,
Ltd., Class A 94,800 46,402
Ningxia Building Materials
Group Co., Ltd., Class A 22,200 39,283
*Ningxia Western Venture
Industrial Co., Ltd. 39,600 28,149
Norinco International
Cooperation, Ltd., Class A 81,300 114,575
North China Pharmaceutical
Co., Ltd., Class A 2,400 1,996
North Huajin Chemical
Industries Co., Ltd., Class A 18,900 13,721
North Industries Group Red
Arrow Co., Ltd., Class A 700 1,622
Northeast Pharmaceutical
Group Co., Ltd., Class R 43,300 30,600
Northeast Securities Co., Ltd.,
Class A 57,900 60,183
*Nuode New Materials Co.,
Ltd., Class A 52,500 22,088

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 24,000 $ 19,667
Offshore Oil Engineering Co.,
Ltd., Class A 114,600 83,667
Onewo, Inc., Class H 80,300 222,115
Oppein Home Group, Inc.,
Class A 1,200 10,906
ORG Technology Co., Ltd.,
Class B 55,700 40,895
Orient International Enterprise,
Ltd., Class H 28,800 29,698
Orient Overseas International,
Ltd. 3,000 41,975
*Oriental Energy Co., Ltd.,
Class A 51,300 57,696
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 4,300 12,948
PCI Technology Group Co.,
Ltd., Class A 57,200 40,659
*Pengxin International Mining
Co., Ltd., Class A 58,000 38,357
People's Insurance Co. Group
of China, Ltd. (The), Class H 1,383,000 818,597
Perennial Energy Holdings,
Ltd. 175,000 17,151
PetroChina Co., Ltd., Class H 7,886,000 6,040,574
PhiChem Corp., Class A 7,600 18,464
PICC Property & Casualty Co.,
Ltd., Class A 226,000 416,754
Ping An Bank Co., Ltd., Class
A 523,100 784,664
Ping An Insurance Group Co.
of China, Ltd., Class A 1,880,000 11,297,407
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 54,800 61,934
*Polaris Bay Group Co., Ltd.,
Class A 55,400 48,368
Poly Property Group Co., Ltd.,
Class H 809,853 153,518
Poly Property Services Co.,
Ltd., Class H 33,400 133,304
Pony Testing International
Group Co., Ltd., Class A 16,900 15,731
Porton Pharma Solutions, Ltd.,
Class A 7,600 15,695
ΩPostal Savings Bank of
China Co., Ltd., Class H 3,377,000 2,081,584
Pou Sheng International
Holdings, Ltd., Class A 864,000 52,923
Power Construction Corp. of
China, Ltd., Class A 462,400 300,078
Prinx Chengshan Holdings,
Ltd. 30,000 30,214
Pulike Biological Engineering,
Inc. 18,000 33,509
Pylon Technologies Co., Ltd.,
Class A 4,163 23,456
*Q Technology Group Co., Ltd. 159,000 133,274
Shares Value†
CHINA — (Continued)
Qingdao Citymedia Co., Ltd.,
Class A 35,000 $ 31,568
Qingdao East Steel Tower
Stock Co., Ltd., Class A 32,300 33,840
Qingdao Gaoce Technology
Co., Ltd., Class A 16,897 20,165
Qingdao Gon Technology Co.,
Ltd., Class A 19,600 67,667
Qingdao Hanhe Cable Co.,
Ltd., Class A 145,800 63,947
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class H 18,000 27,149
ΩQingdao Port International
Co., Ltd., Class A 309,000 223,142
Qingdao Rural Commercial
Bank Corp., Class A 195,400 84,090
Qingdao Topscomm
Communication, Inc., Class A 21,600 18,264
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class H 10,900 13,293
Qinhuangdao Port Co., Ltd.,
Class H 149,500 41,449
*Rainbow Digital Commercial
Co., Ltd., Class A 54,600 40,012
Ω#*Redco Properties Group,
Ltd. 56,000 737
Renhe Pharmacy Co., Ltd.,
Class A 61,600 45,566
Rianlon Corp., Class A 6,700 25,849
Risen Energy Co., Ltd., Class
A 16,800 20,442
*RiseSun Real Estate
Development Co., Ltd., Class
A 146,800 28,257
Riyue Heavy Industry Co.,
Ltd., Class A 34,100 55,746
Rizhao Port Co., Ltd., Class A 377,300 155,626
Rongsheng Petrochemical
Co., Ltd., Class A 190,700 218,409
Runjian Co., Ltd., Class F 6,100 42,102
Sanan Optoelectronics Co.,
Ltd., Class A 109,800 185,536
Sanjiang Shopping Club Co.,
Ltd., Class A 21,000 32,886
*Sansteel Minguang Co., Ltd.,
Class A 64,400 33,381
Sansure Biotech, Inc., Class A 13,167 35,863
Sany Heavy Equipment
International Holdings Co.,
Ltd., Class A 408,000 298,317
Sany Heavy Industry Co., Ltd.,
Class A 115,700 300,497
Satellite Chemical Co., Ltd.,
Class A 40,220 100,146
SDIC Capital Co., Ltd., Class A 75,600 71,097
Sealand Securities Co., Ltd.,
Class A 49,500 25,930
*Seazen Group, Ltd., Class A 178,000 44,990

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
*Seazen Holdings Co., Ltd.,
Class A 32,500 $ 60,503
S-Enjoy Service Group Co.,
Ltd. 87,000 31,413
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 85,400 49,433
Shaanxi Coal Industry Co.,
Ltd., Class A 77,300 203,740
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 83,900 45,104
*Shaanxi Construction
Machinery Co., Ltd., Class A 14,900 6,781
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class H 62,800 56,556
Shandong Bohui Paper
Industrial Co., Ltd., Class A 30,500 18,032
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class H 20,400 44,260
Shandong Dawn Polymer Co.,
Ltd., Class A 5,800 12,448
Shandong Haihua Co., Ltd.,
Class A 17,600 12,898
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 300 2,341
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 81,900 62,946
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 69,800 195,680
Shandong Huatai Paper
Industry Shareholding Co.,
Ltd., Class A 53,200 24,943
Shandong Humon Smelting
Co., Ltd., Class A 42,200 62,721
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 19,300 41,661
Shandong Jinjing Science &
Technology Co., Ltd., Class A 21,300 13,325
Shandong Linglong Tyre Co.,
Ltd., Class A 34,700 67,938
Shandong Nanshan Aluminum
Co., Ltd., Class A 345,800 173,537
Shandong Pharmaceutical
Glass Co., Ltd., Class A 6,900 21,042
Shandong Publishing & Media
Co., Ltd., Class A 39,300 53,061
Shandong Sun Paper Industry
JSC, Ltd., Class H 78,811 151,810
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class A 850,400 626,173
Shandong Xiantan Co., Ltd.,
Class H 33,500 27,359
Shares Value†
CHINA — (Continued)
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class A 70,000 $ 49,557
Shanghai AJ Group Co., Ltd.,
Class A 62,600 38,387
Shanghai Bailian Group Co.,
Ltd., Class A 43,300 56,855
Shanghai Baosteel Packaging
Co., Ltd., Class A 17,400 11,340
Shanghai Bright Meat Group
Co., Ltd., Class A 35,600 39,696
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 20,100 24,900
Shanghai Construction Group
Co., Ltd., Class A 194,700 64,514
Shanghai Datun Energy
Resources Co., Ltd., Class H 30,500 46,464
#*Shanghai Electric Group
Co., Ltd., Class A 312,000 102,596
Shanghai Environment Group
Co., Ltd., Class H 94,400 102,146
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class A 121,000 218,136
Shanghai Huayi Group Co.,
Ltd., Class A 59,500 55,629
Shanghai Industrial Holdings,
Ltd. 160,000 244,291
Shanghai Industrial Urban
Development Group, Ltd.,
Class A 266,000 9,948
Shanghai International Airport
Co., Ltd., Class A 13,300 58,699
Shanghai Jahwa United Co.,
Ltd., Class A 15,700 50,555
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 21,700 71,844
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 2,800 2,264
Shanghai Lingang Holdings
Corp., Ltd., Class A 51,700 64,614
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 20,200 24,440
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 19,000 57,889
Shanghai Moons' Electric Co.,
Ltd., Class H 2,800 25,358
Shanghai Pharmaceuticals
Holding Co., Ltd., Class A 194,500 266,366
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 387,766 584,325
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 20,200 46,687
Shanghai QiFan Cable Co.,
Ltd., Class A 25,300 50,891

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
Shanghai RAAS Blood
Products Co., Ltd., Class A 139,200 $ 128,421
Shanghai Runda Medical
Technology Co., Ltd., Class A 26,800 66,768
Shanghai Rural Commercial
Bank Co., Ltd., Class A 175,600 202,805
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 43,100 60,622
Shanghai Stonehill Technology
Co., Ltd., Class A 87,900 62,240
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 24,100 31,346
Shanghai Tunnel Engineering
Co., Ltd., Class A 40,700 33,295
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 14,900 23,026
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 46,700 36,085
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 51,200 184,225
Shanghai Zhenhua Heavy
Industries Co., Ltd., Class A 124,400 72,863
*Shanghai Zhonggu Logistics
Co., Ltd., Class A 23,000 34,026
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 35,400 30,517
*Shantou Wanshun New
Material Group Co., Ltd., Class
A 36,600 23,349
Shanxi Blue Flame Holding
Co., Ltd., Class A 33,900 29,830
Shanxi Coal International
Energy Group Co., Ltd., Class
A 50,700 66,013
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 50,300 44,330
Shanxi Guoxin Energy Corp.,
Ltd., Class A 44,200 15,375
Shanxi Hi-speed Group Co.,
Ltd., Class A 19,200 13,199
*Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 37,800 35,133
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 32,411 48,662
*Shanxi Meijin Energy Co.,
Ltd., Class A 82,200 47,467
Shanxi Securities Co., Ltd.,
Class A 30,600 23,729
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 104,200 50,573
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 42,200 22,106
Shanying International Holding
Co., Ltd., Class A 100,400 23,191
Shares Value†
CHINA — (Continued)
Shenma Industry Co., Ltd. 44,400 $ 49,020
Shenzhen Agricultural Power
Group Co., Ltd., Class A 33,400 29,115
Shenzhen Airport Co., Ltd.,
Class A 70,600 65,715
Shenzhen Aisidi Co., Ltd.,
Class A 31,200 49,847
Shenzhen Center Power Tech
Co., Ltd., Class A 100 197
Shenzhen Cereals Holdings
Co., Ltd., Class A 33,200 30,675
Shenzhen Comix Group Co.,
Ltd., Class A 10,200 9,677
Shenzhen Das Intellitech Co.,
Ltd., Class A 79,500 34,650
Shenzhen Desay Battery
Technology Co., Class A 11,930 34,724
*Shenzhen Everwin Precision
Technology Co., Ltd., Class H 10,000 29,588
Shenzhen Gas Corp., Ltd.,
Class A 64,300 56,403
Shenzhen Gongjin Electronics
Co., Ltd., Class H 16,600 20,906
Ω*Shenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class A 40,000 22,954
Shenzhen Hopewind Electric
Co., Ltd., Class A 12,800 52,462
*Shenzhen International
Holdings, Ltd. 427,000 437,754
Shenzhen Investment, Ltd.,
Class A 324,000 33,007
Shenzhen Jinjia Group Co.,
Ltd., Class A 39,700 19,650
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 11,000 8,878
Shenzhen Kaifa Technology
Co., Ltd., Class A 6,000 14,742
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 26,400 34,374
Shenzhen Leaguer Co., Ltd.,
Class A 52,400 59,509
Shenzhen Microgate
Technology Co., Ltd., Class A 15,100 21,218
Shenzhen MTC Co., Ltd.,
Class A 101,800 60,325
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 106,400 37,597
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 126,600 41,079
Shenzhen SC New Energy
Technology Corp., Class A 5,200 39,280
Shenzhen Senior Technology
Material Co., Ltd., Class A 40,900 51,060
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 400 1,364

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
Shenzhen Suntak Circuit
Technology Co., Ltd., Class A 39,400 $ 54,605
Shenzhen Tagen Group Co.,
Ltd., Class A 83,300 40,773
Shenzhen Topraysolar Co.,
Ltd., Class A 68,600 28,107
Shenzhen United Winners
Laser Co., Ltd., Class A 3,898 8,473
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 43,200 108,873
Shenzhen Yinghe Technology
Co., Ltd., Class A 7,000 15,822
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 108,089 66,281
Shenzhou International Group
Holdings, Ltd., Class A 5,200 36,076
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 1,400 6,591
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 38,600 119,729
Shinva Medical Instrument
Co., Ltd., Class A 21,000 42,472
#Shoucheng Holdings, Ltd. 184,000 37,727
Shougang Fushan Resources
Group, Ltd., Class A 780,333 247,543
Shuangliang Eco-Energy
Systems Co., Ltd., Class A 42,700 25,773
Shui On Land, Ltd. 763,500 64,981
Sichuan Changhong Electric
Co., Ltd., Class A 94,000 135,704
Sichuan Chengfei Integration
Technology Corp., Class A 3,000 6,855
Sichuan Development Lomon
Co., Ltd., Class A 36,200 54,799
Sichuan EM Technology Co.,
Ltd., Class H 25,600 31,643
Sichuan Haite High-tech Co.,
Ltd., Class A 12,800 16,244
Sichuan Hebang
Biotechnology Co., Ltd., Class
A 109,700 25,490
Sichuan Hexie Shuangma Co.,
Ltd., Class A 26,400 56,987
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 22,500 112,017
*Sichuan Lutianhua Co., Ltd.,
Class A 38,000 25,235
Sichuan New Energy Power
Co., Ltd., Class A 10,900 15,316
Sichuan Road and Bridge
Group Co., Ltd., Class A 185,680 221,850
Sichuan Yahua Industrial
Group Co., Ltd., Class A 17,200 26,486
Sihuan Pharmaceutical
Holdings Group, Ltd. 913,000 84,769
SIIC Environment Holdings,
Ltd., Class F 377,000 46,671
Shares Value†
CHINA — (Continued)
Sino Biopharmaceutical, Ltd.,
Class A 6,000 $ 3,025
Sinofert Holdings, Ltd., Class A 362,000 54,617
Sinolink Securities Co., Ltd.,
Class A 40,200 44,880
Sinoma International
Engineering Co., Class A 61,500 77,454
Sinoma Science & Technology
Co., Ltd., Class A 33,800 63,992
Sinomach Automobile Co.,
Ltd., Class A 27,100 23,660
*Sinomach Heavy Equipment
Group Co., Ltd. 55,900 21,674
Sinopec Engineering Group
Co., Ltd., Class A 550,500 392,570
*Sinopec Shanghai
Petrochemical Co., Ltd., Class
A 876,000 129,908
Sinopharm Group Co., Ltd.,
Class A 519,600 1,228,863
Sino-Platinum Metals Co., Ltd.,
Class A 20,600 37,330
Sinosteel Engineering &
Technology Co., Ltd., Class H 74,100 65,713
Sinotrans, Ltd., Class A 556,000 241,624
Sinotruk Jinan Truck Co., Ltd.,
Class A 38,600 90,062
Skyworth Digital Co., Ltd.,
Class A 29,500 45,468
#Skyworth Group, Ltd. 459,121 176,432
Snowsky Salt Industry Group
Co., Ltd., Class A 28,700 19,691
SooChow Securities Co., Ltd.,
Class A 62,000 66,746
Southern Publishing & Media
Co., Ltd. 15,200 34,462
Southwest Securities Co., Ltd.,
Class A 74,100 41,975
SSY Group, Ltd. 338,000 128,580
Stanley Agricultural Group Co.,
Ltd., Class A 39,600 45,681
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 30,600 31,807
State Grid Yingda Co., Ltd.,
Class A 69,000 46,011
STO Express Co., Ltd., Class
A 30,400 44,598
Sumec Corp., Ltd., Class A 28,800 37,420
Sun Art Retail Group, Ltd.,
Class A 817,500 195,027
#*Sun King Technology Group,
Ltd. 384,000 54,965
Suning Universal Co., Ltd.,
Class A 120,100 35,667
Sunrise Group Co., Ltd., Class
A 31,800 23,610
*Sunstone Development Co.,
Ltd., Class A 19,800 47,260
Sunward Intelligent Equipment
Co., Ltd., Class A 57,300 55,069

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
Sunwoda Electronic Co., Ltd.,
Class A 23,800 $ 62,239
Suzhou Anjie Technology Co.,
Ltd., Class A 9,200 16,267
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 40,900 145,533
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 76,100 36,307
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 70,900 51,568
*Suzhou Secote Precision
Electronic Co., Ltd., Class A 100 594
*Taiyuan Heavy Industry Co.,
Ltd., Class A 133,200 43,037
*Tangrenshen Group Co., Ltd.,
Class A 53,100 35,336
*Tangshan Jidong Cement
Co., Ltd., Class A 37,600 24,453
TangShan Port Group Co.,
Ltd., Class A 162,500 89,593
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 47,200 31,539
Tasly Pharmaceutical Group
Co., Ltd., Class A 16,300 34,087
Tayho Advanced Materials
Group Co., Ltd., Class A 41,700 58,480
TBEA Co., Ltd., Class A 149,990 237,775
TCL Electronics Holdings, Ltd.,
Class A 238,000 301,079
TCL Technology Group Corp.,
Class A 538,070 307,016
TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 69,200 72,880
TDG Holdings Co., Ltd. 22,200 19,840
Tencent Music Entertainment
Group, ADR 41,088 551,401
Tian An China Investment Co.,
Ltd., Class A 29,000 15,968
Tian Di Science & Technology
Co., Ltd., Class A 106,700 90,809
#Tiangong International Co.,
Ltd., Class A 394,000 107,205
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class A 62,000 25,505
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 63,000 29,277
Tianjin Port Co., Ltd., Class A 96,700 58,766
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 9,600 26,913
Tianjin Teda Co., Ltd., Class A 37,400 18,975
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 14,800 11,599
*Tianma Microelectronics Co.,
Ltd., Class A 71,000 77,900
Shares Value†
CHINA — (Continued)
Tianneng Battery Group Co.,
Ltd. 8,513 $ 30,338
Tianqi Lithium Corp., Class A 48,000 142,984
*Tianrun Industry Technology
Co., Ltd., Class A 54,600 46,318
Tianshan Aluminum Group
Co., Ltd., Class A 156,300 159,885
TianShan Material Co., Ltd.,
Class A 65,800 44,239
Tianshui Huatian Technology
Co., Ltd., Class A 59,900 76,427
Titan Wind Energy Suzhou
Co., Ltd., Class A 46,800 41,374
Tofflon Science & Technology
Group Co., Ltd., Class A 16,700 26,979
Tong Ren Tang Technologies
Co., Ltd., Class H 226,000 138,141
Tongcheng Travel Holdings,
Ltd., Class A 5,600 14,804
TongFu Microelectronics Co.,
Ltd., Class A 18,200 64,110
Tongkun Group Co., Ltd.,
Class A 53,100 79,432
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 23,100 21,279
Tongling Nonferrous Metals
Group Co., Ltd., Class A 405,500 176,178
Tongwei Co., Ltd., Class A 55,800 125,130
Tongyu Heavy Industry Co.,
Ltd., Class A 70,800 23,752
Topsec Technologies Group,
Inc., Class A 25,100 24,882
ΩTopsports International
Holdings, Ltd. 60,000 23,985
TravelSky Technology, Ltd.,
Class H 304,000 424,166
Trina Solar Co., Ltd., Class A 56,304 101,411
Trip.com Group, Ltd. 69,150 4,173,237
Truking Technology, Ltd.,
Class A 15,000 15,385
Truly International Holdings,
Ltd. 512,000 62,723
*Tsinghua Tongfang Co., Ltd.,
Class H 40,500 38,756
TSP Wind Power Group Co.,
Ltd. 47,000 41,034
UE Furniture Co., Ltd., Class A 100 133
Unilumin Group Co., Ltd.,
Class A 54,700 52,119
Unisplendour Corp., Ltd.,
Class A 27,400 94,709
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 21,000 39,931
V V Food & Beverage Co.,
Ltd., Class A 61,800 29,824
Valiant Co., Ltd., Class A 25,600 38,436
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 7,900 18,965
Vatti Corp., Ltd., Class A 31,600 28,110

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
Venustech Group, Inc., Class
A 8,400 $ 17,855
Victory Giant Technology
Huizhou Co., Ltd., Class A 13,500 135,776
Vipshop Holdings, Ltd.,
Sponsored ADR 119,399 1,626,214
*Vnet Group, Inc., Sponsored
ADR 3,495 21,984
Wangneng Environment Co.,
Ltd., Class A 12,600 30,871
Wangsu Science &
Technology Co., Ltd., Class A 81,100 129,904
Wanxiang Qianchao Co., Ltd.,
Class A 5,700 5,094
Wasion Holdings, Ltd., Class A 198,000 205,029
Wasu Media Holding Co., Ltd.,
Class A 56,600 59,921
Weichai Power Co., Ltd., Class
A 733,000 1,436,754
Weifu High-Technology Group
Co., Ltd., Class A 17,000 45,695
*Wellhope Foods Co., Ltd.,
Class A 23,700 27,209
#West China Cement, Ltd. 910,000 183,063
Western Mining Co., Ltd.,
Class A 26,800 56,672
Western Securities Co., Ltd.,
Class A 47,200 48,737
Windey Energy Technology
Group Co., Ltd., Class A 23,600 34,103
Wingtech Technology Co.,
Ltd., Class A 19,900 94,860
Winner Medical Co., Ltd.,
Class A 9,100 65,336
Wolong Electric Group Co.,
Ltd., Class A 27,200 96,187
Wuchan Zhongda Group Co.,
Ltd., Class A 131,200 91,998
Wuhu Token Science Co.,
Ltd., Class A 54,700 42,643
Wuling Motors Holdings, Ltd.,
Class A 250,000 13,218
Wushang Group Co., Ltd.,
Class H 33,000 42,241
Ω*Wuxi Biologics Cayman,
Inc., Class A 202,000 593,911
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 55,000 69,041
Wuxi Paike New Materials
Technology Co., Ltd., Class A 5,400 41,117
Wuxi Rural Commercial Bank
Co., Ltd., Class A 57,600 43,795
Wuxi Taiji Industry, Ltd. Co.,
Class A 57,100 49,617
XCMG Construction Machinery
Co., Ltd., Class A 456,000 552,351
ΩXiabuxiabu Catering
Management China Holdings
Co., Ltd., Class A 165,500 15,580
Shares Value†
CHINA — (Continued)
Xiamen Bank Co., Ltd., Class
A 103,800 $ 82,204
Xiamen C & D, Inc., Class A 24,900 35,707
Xiamen Changelight Co., Ltd.,
Class A 29,800 43,513
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 29,000 25,000
Xiamen ITG Group Corp., Ltd.,
Class A 58,000 50,000
Xiamen Port Development Co.,
Ltd., Class A 42,100 42,776
Xiamen Xiangyu Co., Ltd.,
Class A 88,400 78,881
Xi'An Shaangu Power Co.,
Ltd., Class A 56,700 64,627
Xiandai Investment Co., Ltd.,
Class A 95,000 51,724
Xiangcai Co., Ltd., Class A 11,800 12,638
Xilinmen Furniture Co., Ltd.,
Class A 7,500 15,777
Xinfengming Group Co., Ltd.,
Class A 34,700 51,431
Xinjiang Joinworld Co., Ltd.,
Class A 47,900 43,862
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class H 89,000 45,521
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 250,000 29,337
#*Xinte Energy Co., Ltd.,
Class A 38,800 22,265
Xinxiang Chemical Fiber Co.,
Ltd., Class A 83,800 44,820
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 96,800 44,852
#*Xinyi Energy Holdings, Ltd. 739,239 87,702
#*Xinyi Solar Holdings, Ltd.,
Class A 2,040,000 681,342
Xinyu Iron & Steel Co., Ltd.,
Class A 44,700 24,829
Xinzhi Group Co., Ltd., Class A 17,500 41,457
Xtep International Holdings,
Ltd., Class A 602,860 412,806
Xuji Electric Co., Ltd., Class A 6,100 17,831
Yangling Metron New Material,
Inc., Class H 19,300 50,020
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class A 64,500 113,118
#Yankuang Energy Group Co.,
Ltd., Class A 1,071,600 1,120,698
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 11,200 34,802
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 20,800 89,798
Yechiu Metal Recycling China,
Ltd., Class A 61,200 20,111
Yibin Tianyuan Group Co.,
Ltd., Class H 38,400 23,125

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
Ω#*YiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 51,600 $ 83,042
Yifan Pharmaceutical Co., Ltd.,
Class A 23,000 35,860
Yingkou Jinchen Machinery
Co., Ltd. 2,800 9,078
Yixintang Pharmaceutical
Group Co., Ltd., Class A 13,700 26,729
Yonfer Agricultural Technology
Co., Ltd., Class A 23,000 42,944
Yongjin Technology Group
Co., Ltd., Class A 9,200 20,643
YongXing Special Materials
Technology Co., Ltd., Class A 12,400 52,289
Yotrio Group Co., Ltd., Class A 74,300 35,652
Youcare Pharmaceutical
Group Co., Ltd. 1,306 2,963
Youngor Fashion Co., Ltd.,
Class A 87,100 89,696
YTO Express Group Co., Ltd.,
Class A 98,800 177,680
Yuexiu Property Co., Ltd.,
Class A 334,000 202,432
*Yueyang Forest & Paper Co.,
Ltd., Class A 53,600 31,615
YUNDA Holding Group Co.,
Ltd., Class A 56,400 52,575
Yunnan Aluminium Co., Ltd.,
Class A 68,400 142,947
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 53,900 37,647
Yunnan Copper Co., Ltd.,
Class A 28,800 46,091
Yunnan Energy Investment
Co., Ltd., Class A 24,400 36,567
Yunnan Energy New Material
Co., Ltd., Class A 21,100 80,359
Yunnan Tin Co., Ltd., Class A 36,400 69,014
Yunnan Yuntianhua Co., Ltd.,
Class A 31,500 96,711
Yutong Bus Co., Ltd., Class A 5,000 18,424
ZBOM Home Collection Co.,
Ltd., Class A 14,600 21,900
Zhefu Holding Group Co., Ltd.,
Class A 134,300 58,165
*Zhejiang Century Huatong
Group Co., Ltd., Class A 121,200 123,813
Zhejiang China Commodities
City Group Co., Ltd., Class A 70,700 149,017
Zhejiang Chint Electrics Co.,
Ltd., Class A 61,800 189,227
Zhejiang Communications
Technology Co., Ltd., Class A 160,360 84,885
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 29,900 18,047
Zhejiang Dahua Technology
Co., Ltd., Class A 79,000 170,747
Shares Value†
CHINA — (Continued)
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 25,000 $ 48,362
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 40,100 48,738
Zhejiang Hailiang Co., Ltd.,
Class A 43,800 57,571
Zhejiang Hailide New Material
Co., Ltd., Class A 39,800 26,923
Zhejiang Hangmin Co., Ltd.,
Class A 23,700 23,070
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 15,400 10,566
*Zhejiang Hisun
Pharmaceutical Co., Ltd.,
Class A 64,800 78,938
Zhejiang Huace Film &
Television Co., Ltd., Class A 32,100 31,777
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 17,300 35,893
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 62,000 288,808
Zhejiang International Group
Co., Ltd., Class A 5,800 8,110
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 19,500 22,923
Zhejiang Jingu Co., Ltd., Class
A 52,600 99,802
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 23,700 44,479
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 35,600 67,057
Zhejiang Longsheng Group
Co., Ltd., Class A 69,200 93,431
Zhejiang Medicine Co., Ltd.,
Class A 24,700 45,269
Zhejiang Narada Power
Source Co., Ltd., Class A 43,600 84,584
Zhejiang NHU Co., Ltd., Class
A 20,500 62,319
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 13,400 27,912
Zhejiang Runtu Co., Ltd.,
Class A 22,900 21,914
Zhejiang Semir Garment Co.,
Ltd., Class A 82,000 63,361
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class H 56,800 40,453
Zhejiang Southeast Space
Frame Co., Ltd., Class A 59,400 33,321
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 2,600 3,010

Dimensional Emerging Markets Value ETF
continued
Shares Value†
CHINA — (Continued)
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 6,500 $ 19,894
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 53,400 122,685
Zhejiang Wanliyang Co., Ltd.,
Class A 123,900 125,038
Zhejiang Wanma Co., Ltd.,
Class A 45,100 91,835
Zhejiang Wansheng Co., Ltd.,
Class A 18,900 24,635
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 48,200 59,511
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 26,900 28,035
Zhejiang Xinao Textiles, Inc.,
Class A 18,000 14,626
Zhejiang Yasha Decoration
Co., Ltd., Class A 39,700 19,705
Zhejiang Yinlun Machinery
Co., Ltd., Class A 30,300 105,899
Zhende Medical Co., Ltd.,
Class H 10,400 27,368
Zhengzhou Coal Mining
Machinery Group Co., Ltd.,
Class A 73,200 122,146
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 31,900 20,526
Zheshang Development Group
Co., Ltd., Class A 35,400 30,128
Zhewen Interactive Group Co.,
Ltd., Class H 37,800 41,681
Ω#*ZhongAn Online P&C
Insurance Co., Ltd., Class A 105,200 152,210
Zhongji Innolight Co., Ltd.,
Class A 7,560 86,782
Zhongjin Gold Corp., Ltd.,
Class A 30,100 56,407
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 87,900 83,752
Zhongsheng Group Holdings,
Ltd., Class A 346,000 522,924
Zhongtai Securities Co., Ltd.,
Class A 75,700 63,489
Zhongyuan Environment-
Protection Co., Ltd., Class A 28,500 31,936
ΩZhou Hei Ya International
Holdings Co., Ltd., Class A 269,500 87,578
Zhuhai Huafa Properties Co.,
Ltd., Class A 22,700 15,886
Zhuzhou CRRC Times Electric
Co., Ltd., Class A 156,200 627,443
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 1,200 5,544
Zhuzhou Kibing Group Co.,
Ltd., Class A 100,400 74,680
Shares Value†
CHINA — (Continued)
Zhuzhou Times New Material
Technology Co., Ltd., Class A 15,200 $ 23,720
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 83,800 51,272
ZJAMP Group Co., Ltd., Class
A 28,800 34,608
ZJMI Environmental Energy
Co., Ltd., Class H 6,100 10,333
Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 278,200 200,541
#ZTE Corp., Class H 98,600 291,170
ZTO Express Cayman, Inc. 5,150 97,160
TOTAL CHINA 262,566,312
COLOMBIA — (0.1%)
Banco de Bogota SA 1,938 14,177
Cementos Argos SA 49,601 125,882
*Corp Financiera Colombiana
SA 50,439 197,745
Grupo Argos SA, Class A 110,809 576,609
Mineros SA, Class A 40,559 58,237
TOTAL COLOMBIA 972,650
CZECH — (0.2%)
CEZ A/S 262 13,326
*Komercni Banka A/S 32,002 1,553,286
ΩMoneta Money Bank A/S,
Class F 3,500 21,598
TOTAL CZECH 1,588,210
GREECE — (0.7%)
Alpha Services and Holdings
SA 681,274 1,648,006
Bank of Greece, Class A 2,838 44,198
ElvalHalcor SA 18,965 42,557
Eurobank Ergasias Services
and Holdings SA 195,576 551,579
Fourlis Holdings SA, Class A 3,202 14,505
HELLENiQ ENERGY Holdings
S.A., Class A 44,054 381,848
*LAMDA Development SA,
Class A 8,536 64,236
Motor Oil Hellas Corinth
Refineries SA 18,851 456,435
National Bank of Greece SA 49,369 521,582
Piraeus Financial Holdings SA 401,309 2,239,429
Thrace Plastics Holding and
Co., Class A 1,820 7,831
Titan Cement International SA,
Class A 5,931 274,739
TOTAL GREECE 6,246,945
HUNGARY — (0.2%)
MOL Hungarian Oil & Gas PLC 177,963 1,507,648
Opus Global Nyrt 1,254 1,938
OTP Bank Nyrt, Class A 4,035 298,055
TOTAL HUNGARY 1,807,641
INDIA — (20.0%)
Aarti Drugs, Ltd. 19,914 82,264
*Aarti Industries, Ltd. 5,030 25,080

Dimensional Emerging Markets Value ETF
continued
Shares Value†
INDIA — (Continued)
Aarti Pharmalabs, Ltd. 25,470 $ 215,059
ACC, Ltd., Class A 17,223 384,891
*Adani Power, Ltd. 45,442 286,178
*Aditya Birla Capital, Ltd. 61,473 142,878
Aditya Birla Real Estate, Ltd. 9,807 222,609
Advanced Enzyme
Technologies, Ltd., Class F 22,426 75,984
Agarwal Industrial Corp., Ltd. 1,075 12,478
*AGI Greenpac, Ltd. 9,881 95,525
*Ajmera Realty & Infra India,
Ltd. 9,397 90,356
*Alembic Pharmaceuticals, Ltd. 4,213 43,662
*Alembic, Ltd. 36,367 43,029
*Alicon Castalloy, Ltd. 901 7,169
Allcargo Logistics, Ltd. 97,214 34,233
*Allied Digital Services, Ltd. 18,190 39,968
Amara Raja Energy & Mobility,
Ltd., Class F 69,555 800,160
*Ambika Cotton Mills, Ltd. 1,058 16,797
Ambuja Cements, Ltd. 171,862 1,097,891
*Anant Raj, Ltd. 13,594 72,714
*Andhra Paper, Ltd. 96 85
*Andhra Sugars, Ltd. (The) 17,760 14,675
Ω*Antony Waste Handling
Cell, Ltd., Class A 7,438 43,171
*Apar Industries, Ltd., Class A 1,051 69,703
Apollo Tyres, Ltd. 182,554 1,019,690
Arvind, Ltd. 90,881 391,348
*Ashoka Buildcon, Ltd., Class
A 83,446 182,046
ΩAster DM Healthcare, Ltd. 9,232 55,179
Atul, Ltd. 152 12,137
*Aurobindo Pharma, Ltd.,
Class A 131,783 1,917,226
*Automotive Axles, Ltd. 1,274 24,954
Avanti Feeds, Ltd., Class A 30,098 311,387
*AWL Agri Business, Ltd. 836 2,643
Axis Bank, Ltd. 1,076,065 15,093,281
Axis Bank, Ltd., GDR 475 33,297
*Bajaj Consumer Care, Ltd. 5,072 9,975
*Bajaj Hindusthan Sugar, Ltd. 429,962 99,394
Bajaj Holdings & Investment,
Ltd. 5,619 796,322
*Balmer Lawrie & Co., Ltd. 19,952 47,242
Balrampur Chini Mills, Ltd. 90,058 587,248
Banco Products India, Ltd. 2,900 12,598
ΩBandhan Bank, Ltd. 316,176 619,824
Bank of Baroda, Class A 461,693 1,365,836
Bank of India, Class A 169,393 230,880
Bank of Maharashtra, Class A 493,182 295,733
*Bannari Amman Sugars, Ltd.,
Class F 856 41,620
*Best Agrolife, Ltd., Class R 2,194 9,514
Bhansali Engineering
Polymers, Ltd. 20,467 26,171
Bharat Bijlee, Ltd. 3,673 127,028
*Bharat Heavy Electricals, Ltd. 278,758 748,469
*Bharat Wire Ropes, Ltd. 10,360 21,031
Shares Value†
INDIA — (Continued)
Biocon, Ltd. 134,310 $ 511,589
Birla Corp., Ltd. 10,988 137,864
*Bliss Gvs Pharma, Ltd., Class
A 15,118 21,260
*Bluspring Enterprises, Ltd. 16,247 37,016
Bombay Burmah Trading Co. 5,900 130,258
BSE, Ltd., Class A 2,174 163,635
Canara Bank, Class A 874,483 1,008,695
*Capacit'e Infraprojects, Ltd. 32,216 133,503
*Cartrade Tech, Ltd. 14,295 288,375
*Ceat, Ltd., Class A 13,262 523,047
*Central Bank of India, Ltd. 148,914 65,323
Century Enka, Ltd. 6,304 38,335
Chambal Fertilisers and
Chemicals, Ltd. 112,261 920,385
Cholamandalam Financial
Holdings, Ltd. 11,002 242,755
CIE Automotive India, Ltd. 40,910 196,575
*Cigniti Technologies, Ltd. 84 1,339
Cipla, Ltd. 8 147
City Union Bank, Ltd. 204,323 427,008
CMS Info Systems, Ltd., Class
A 2 10
Ω*Cochin Shipyard, Ltd.,
Class A 22,780 429,101
Container Corp. Of India, Ltd.,
Class A 4 32
Coromandel International, Ltd.,
Class A 6,399 167,709
Cosmo First, Ltd. 5,417 37,763
*CSB Bank, Ltd., Class H 25,508 106,656
Cyient, Ltd. 19,017 267,347
Dalmia Bharat Sugar &
Industries, Ltd. 2,604 11,597
Dalmia Bharat, Ltd. 23,614 543,003
*Datamatics Global Services,
Ltd., Class H 6,474 45,331
*DB Corp., Ltd. 21,876 63,129
DCB Bank, Ltd. 83,600 133,746
DCM Shriram Industries, Ltd. 14,394 30,502
DCM Shriram, Ltd. 7,951 94,103
*DCW, Ltd. 89,146 83,518
Deep Industries, Ltd. 10,178 53,388
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 49,906 756,059
*Delhivery, Ltd. 113,273 409,671
Delta Corp., Ltd. 67,507 73,976
Dhampur Bio Organics, Ltd. 236 197
*Dhanlaxmi Bank, Ltd. 32,636 10,878
*Dhanuka Agritech, Ltd. 1,199 18,511
*Digitide Solutions, Ltd. 16,247 30,793
Ω*Dilip Buildcon, Ltd. 19,385 96,955
*Dishman Carbogen Amcis,
Ltd. 25,779 58,913
DLF, Ltd. 93,739 748,170
*Dollar Industries, Ltd. 1,321 5,993
*Dr. Reddy's Laboratories, Ltd. 4,220 59,136
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 173,588 2,416,345

Dimensional Emerging Markets Value ETF
continued
Shares Value†
INDIA — (Continued)
*Dredging Corp. of India, Ltd. 1,018 $ 6,951
*EID Parry India, Ltd. 43,395 419,831
Eimco Elecon India, Ltd.,
Class A 627 12,911
*Electrosteel Castings, Ltd. 188,583 215,696
Engineers India, Ltd. 75,069 158,741
EPL, Ltd. 46,964 105,197
ΩEquitas Small Finance Bank,
Ltd., Class A 50,685 40,166
Escorts Kubota, Ltd. 3,117 120,240
*Eternal, Ltd. 76,384 210,227
*Eureka Forbes, Ltd. 21,854 127,463
Everest Kanto Cylinder, Ltd. 18,903 26,765
Excel Industries, Ltd. 991 12,456
Exide Industries, Ltd., Class F 224,181 933,383
Expleo Solutions, Ltd., Class A 1,455 14,792
FDC, Ltd. 8,479 42,253
Federal Bank, Ltd. 820,802 1,910,845
*Federal-Mogul Goetze India,
Ltd. 2,481 9,729
*FIEM Industries, Ltd. 56 951
*Filatex India, Ltd. 43,960 22,151
*Finolex Cables, Ltd. 38,208 391,900
Finolex Industries, Ltd. 107,374 221,754
*Firstsource Solutions, Ltd. 185,332 747,394
Fortis Healthcare, Ltd., Class A 51,313 416,383
G R Infraprojects, Ltd. 8,830 108,499
*Gabriel India, Ltd. 1,668 10,691
GAIL India, Ltd. 1,154,225 2,583,366
*Ganesh Benzoplast, Ltd.,
Class H 11,845 16,677
*Garware Hi-Tech Films, Ltd. 3,768 142,141
Gateway Distriparks, Ltd. 106,752 75,562
Ω*General Insurance Corp.
of India 18,406 90,882
*Genus Power Infrastructures,
Ltd. 10,230 34,365
*GHCL Textiles, Ltd. 44,928 42,182
GHCL, Ltd. 26,191 180,551
Ω*Gland Pharma, Ltd., Class A 5,800 96,113
Glenmark Pharmaceuticals,
Ltd. 47,479 776,220
*Globus Spirits, Ltd. 6,773 84,073
*GM Breweries, Ltd. 610 4,794
*Godawari Power and Ispat,
Ltd. 135,157 291,707
Godfrey Phillips India, Ltd. 4,125 396,271
*Godrej Industries, Ltd., Class
A 104 1,334
Goldiam International, Ltd. 11,825 51,333
Goodluck India, Ltd., Class A 5,754 49,201
Goodyear India, Ltd. 36 383
Granules India, Ltd. 81,173 437,938
*Graphite India, Ltd. 31,697 169,658
Grasim Industries, Ltd. 83,396 2,702,254
Grauer & Weil India, Ltd. 872 863
Great Eastern Shipping Co.,
Ltd. (The) 50,211 517,094
Greaves Cotton, Ltd., Class A 58,977 139,317
Shares Value†
INDIA — (Continued)
Greenpanel Industries, Ltd. 17,831 $ 49,042
*Gujarat Alkalies & Chemicals,
Ltd. 4,668 33,467
*Gujarat Ambuja Exports, Ltd. 39,381 55,163
Gujarat Mineral Development
Corp., Ltd. 30,235 108,849
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 29,501 169,829
Gujarat Pipavav Port, Ltd. 89,305 140,579
Gujarat State Petronet, Ltd. 103,851 399,504
Gulf Oil Lubricants India, Ltd. 92 1,296
ΩHarsha Engineers
International, Ltd. 3,908 17,379
*HBL Engineering, Ltd. 32,217 183,787
HDFC Bank, Ltd. 30,878 703,569
HDFC Bank, Ltd., Sponsored
ADR 98,494 7,159,529
*HEG, Ltd. 49,477 273,113
HeidelbergCement India, Ltd.,
Class A 4,085 9,269
Heritage Foods, Ltd. 264 1,220
Hero MotoCorp, Ltd., Class A 12,357 559,814
*HFCL, Ltd. 312,664 293,813
Hikal, Ltd. 9,131 41,908
Himadri Speciality Chemical,
Ltd. 145,702 754,864
Himatsingka Seide, Ltd. 25,177 41,864
*Hindalco Industries, Ltd.,
Class H 669,572 4,950,634
HI-Tech Pipes, Ltd., Class A 44,272 47,309
Honda India Power Products,
Ltd. 730 17,515
Huhtamaki India, Ltd. 3,059 6,900
I G Petrochemicals, Ltd. 2,050 9,909
ICICI Bank, Ltd. 2,974 50,233
*IDFC First Bank, Ltd. 1,486,276 1,141,574
*IIFL Capital Services, Ltd. 792 2,069
*India Cements, Ltd. (The) 24,797 90,387
*India Glycols, Ltd. 12,233 200,660
*India Nippon Electricals, Ltd. 2,433 17,160
Indian Bank 129,650 868,285
Indian Hume Pipe Co., Ltd.
(The) 5,031 22,709
Indian Metals & Ferro Alloys,
Ltd. 7,912 55,043
*Indian Overseas Bank 51,205 22,747
*Indo Count Industries, Ltd. 33,762 121,726
Indoco Remedies, Ltd. 14,130 38,898
*Indus Towers, Ltd. 599,231 2,895,303
IndusInd Bank, Ltd., Class H 89,982 892,963
Infibeam Avenues, Ltd. 677,989 136,667
Info Edge India, Ltd., Class A 19,064 1,595,253
*Insecticides India, Ltd., Class
A 1,421 11,629
*IOL Chemicals and
Pharmaceuticals, Ltd. 57,368 43,995
Ipca Laboratories, Ltd. 11,871 196,886
ΩIRCON International, Ltd.,
Class A 126,243 228,103

Dimensional Emerging Markets Value ETF
continued
Shares Value†
INDIA — (Continued)
*ISGEC Heavy Engineering,
Ltd. 2,814 $ 37,638
ITD Cementation India, Ltd. 5,722 33,021
*J Kumar Infraprojects, Ltd.,
Class A 18,739 143,453
*Jagran Prakashan, Ltd. 6,546 5,647
Jai Corp., Ltd. 15,540 16,293
*Jain Irrigation Systems, Ltd. 191,968 119,293
*Jammu & Kashmir Bank, Ltd.
(The), Class A 146,157 163,277
Jindal Drilling & Industries, Ltd. 5,637 43,724
*Jindal Poly Films, Ltd. 1,124 8,386
*Jindal Saw, Ltd. 169,600 497,857
Jindal Stainless, Ltd. 80,690 556,916
*Jindal Steel & Power, Ltd.,
Class A 204,585 2,168,897
*Jio Financial Services, Ltd. 11,335 34,940
JK Lakshmi Cement, Ltd. 20,738 190,716
*JK Paper, Ltd. 36,204 134,859
*JK Tyre & Industries, Ltd.,
Class A 88,151 323,874
JSW Energy, Ltd. 115,466 654,934
JSW Steel, Ltd. 270,199 3,293,544
Jubilant Ingrevia, Ltd. 19,649 149,419
*Jubilant Pharmova, Ltd.,
Class A 27,615 293,511
Kalpataru Projects
International, Ltd. 9,971 114,730
*Kalyani Steels, Ltd. 8,607 71,182
Karnataka Bank, Ltd. (The) 116,419 269,910
Karur Vysya Bank, Ltd. (The) 211,827 547,020
Kaveri Seed Co., Ltd. 7,788 132,265
KCP, Ltd. (The) 41,574 98,409
KEC International, Ltd., Class
A 17,236 142,444
*Kellton Tech Solutions, Ltd. 26,911 33,892
*Keystone Realtors, Ltd. 2,538 15,784
Kirloskar Brothers, Ltd. 1,698 34,409
Kirloskar Ferrous Industries,
Ltd. 2,567 13,945
Kirloskar Industries, Ltd. 644 22,958
Kirloskar Oil Engines, Ltd. 23,451 207,213
Kitex Garments, Ltd. 12,729 36,493
KNR Constructions, Ltd. 89,051 230,534
Kolte-Patil Developers, Ltd. 2 8
Kotak Mahindra Bank, Ltd.,
Class A 91,306 2,386,409
KRBL, Ltd. 32,333 118,813
*Krsnaa Diagnostics, Ltd.,
Class F 9,290 80,465
Larsen & Toubro, Ltd. 42,360 1,675,171
Laxmi Organic Industries, Ltd.,
Class A 21,759 45,064
*LG Balakrishnan & Bros, Ltd. 7,870 111,179
*Lincoln Pharmaceuticals, Ltd. 4,052 27,218
LT Foods, Ltd. 56,632 232,303
Lumax Auto Technologies, Ltd. 196 1,209
Lumax Industries, Ltd. 285 7,944
Shares Value†
INDIA — (Continued)
*Lupin, Ltd., Class A 31,577 $ 783,260
*LUX Industries, Ltd., Class A 2,692 43,718
Maharashtra Seamless, Ltd. 18,866 146,368
*Mahindra & Mahindra, Ltd. 172,559 5,982,107
*Man Industries India, Ltd. 7,059 22,831
*Manali Petrochemicals, Ltd. 27,921 17,731
*Mangalam Cement, Ltd.,
Class A 5,567 51,200
Marksans Pharma, Ltd., Class
A 44,119 114,570
Maruti Suzuki India, Ltd. 1,160 168,294
Mastek, Ltd., Class R 3,872 95,714
*Max Estates, Ltd. 220 1,065
Mayur Uniquoters, Ltd. 8,317 45,334
Mazagon Dock Shipbuilders,
Ltd. 5,174 187,255
*Meghmani Organics, Ltd.,
Class A 25,223 20,451
MM Forgings, Ltd. 4,550 18,432
MOIL, Ltd. 37,297 139,416
Monte Carlo Fashions, Ltd.,
Class A 4,320 29,295
*Morepen Laboratories, Ltd. 251,007 178,769
MRF, Ltd. 908 1,445,610
Natco Pharma, Ltd. 35,140 353,922
National Aluminium Co., Ltd.,
Class A 457,208 846,782
National Fertilizers, Ltd. 58,337 58,514
*Nava, Ltd. 62,680 337,536
*Navneet Education, Ltd. 39,301 66,257
*NCC, Ltd. 483,314 1,212,236
NCL Industries, Ltd. 7,707 19,107
*Nectar Lifesciences, Ltd. 21,819 5,697
*NESCO, Ltd. 12,308 137,344
Neuland Laboratories, Ltd.,
Class A 596 84,599
NIIT Learning Systems, Ltd. 7,301 32,351
NIIT, Ltd. 24,329 37,301
Nilkamal, Ltd. 549 10,480
Nitin Spinners, Ltd. 10,599 44,135
NMDC, Ltd., Class H 1,697,696 1,301,951
NOCIL, Ltd. 51,398 107,087
*NRB Bearings, Ltd., Class A 13,533 34,826
*Nuvoco Vistas Corp., Ltd. 18,826 71,140
Oberoi Realty, Ltd. 15,890 308,758
*Odigma Consultancy
Solutions, Ltd., Class A 7,617 3,292
*Onesource Specialty Pharma,
Ltd., Class H 3 58
Orient Cement, Ltd. 37,022 153,244
*Orient Green Power Co., Ltd.,
Class A 324,511 46,746
Orient Paper & Industries, Ltd.,
Class H 41,691 11,641
Panama Petrochem, Ltd.,
Class A 6,619 28,346
Ω*Parag Milk Foods, Ltd. 28,496 60,676
*Paramount Communications,
Ltd. 54,192 31,046

Dimensional Emerging Markets Value ETF
continued
Shares Value†
INDIA — (Continued)
*Patel Engineering, Ltd. 234,011 $ 118,164
PCBL CHEMICAL, Ltd. 97,750 416,125
*Pennar Industries, Ltd., Class
H 38,157 83,004
Petronet LNG, Ltd. 392,230 1,456,637
Piramal Pharma, Ltd. 216,489 540,814
PNC Infratech, Ltd., Class A 18,292 57,474
Polyplex Corp., Ltd., Class G 22,535 325,153
*Power Mech Projects, Ltd. 2,682 83,155
Prakash Industries, Ltd. 46,217 93,858
Prakash Pipes, Ltd., Class R 5,439 26,608
ΩPrataap Snacks, Ltd., Class
F 613 8,784
Precision Wires India, Ltd. 589 942
Prestige Estates Projects, Ltd. 37,040 602,882
*PSP Projects, Ltd. 6,311 47,588
Punjab National Bank 1,090,971 1,294,050
*PVR Inox, Ltd., Class A 24,421 272,411
ΩQuess Corp., Ltd. 16,247 63,654
Rallis India, Ltd. 49,738 138,504
*Ramco Cements, Ltd. (The) 55,960 625,018
*Ramky Infrastructure, Ltd. 5,854 32,460
Rane Holdings, Ltd. 2,449 37,180
*Rashtriya Chemicals &
Fertilizers, Ltd. 93,579 151,151
*Raymond Lifestyle, Ltd. 9,328 106,238
Raymond, Ltd., Class A 17,726 320,451
Ω*RBL Bank, Ltd. 238,812 566,390
Redington, Ltd. 301,684 877,409
Reliance Industries, Ltd. 1,722,135 28,639,823
ΩReliance Industries, Ltd.,
Class A, GDR 53,204 3,474,221
Rhi Magnesita India, Ltd.,
Class A 26,555 138,678
*Rico Auto Industries, Ltd. 13,735 10,330
RITES, Ltd. 18,218 48,545
*RPSG Ventures, Ltd. 5,073 48,836
*RSWM, Ltd. 8,717 14,949
Rupa & Co., Ltd., Class F 6,251 14,509
Sagar Cements, Ltd., Class F 16,336 41,173
Samvardhana Motherson
International, Ltd. 1,683,309 2,655,358
*Sandhar Technologies, Ltd. 6,350 27,874
Sangam India, Ltd., Class A 3,736 17,218
*Sanghvi Movers, Ltd., Class A 4,788 14,903
*Sarda Energy & Minerals, Ltd. 24,234 129,655
Sasken Technologies, Ltd. 1,552 28,206
*Savita Oil Technologies, Ltd. 5,256 23,143
*SEAMEC, Ltd. 2,505 28,902
*Selan Exploration
Technology, Ltd. 4,541 28,367
*Senco Gold, Ltd. 22,785 93,666
Seshasayee Paper & Boards,
Ltd. 10,025 31,968
Ω*SH Kelkar & Co., Ltd., Class
A 25,145 59,136
Shankara Building Products,
Ltd. 2,226 15,781
*Sharda Cropchem, Ltd. 11,932 77,735
Shares Value†
INDIA — (Continued)
*Sheela Foam, Ltd. 15,769 $ 120,259
*Shilpa Medicare, Ltd. 21,811 167,048
*Shipping Corp. of India Land
And Assets, Ltd. 16,981 9,596
Shipping Corp. of India, Ltd. 86,145 181,510
Shree Cement, Ltd., Class A 52 18,287
Shyam Metalics & Energy, Ltd. 18,114 184,573
*SIS, Ltd., Class R 8,888 35,506
Siyaram Silk Mills, Ltd. 8,410 66,487
*Sobha, Ltd. 10,827 169,434
Somany Ceramics, Ltd., Class
F 3,102 15,741
South Indian Bank, Ltd. (The) 819,143 246,954
*SP Apparels, Ltd. 3,114 26,942
*Star Cement, Ltd. 91,561 236,641
State Bank of India, Class A 801,597 7,482,853
State Bank of India, Class A,
GDR 5,954 554,913
*Steel Authority of India, Ltd.,
Class A 285,673 384,499
*Sterlite Technologies, Ltd. 2,619 1,934
*STL Networks, Ltd., Class A 2,619 802
Strides Pharma Science, Ltd. 7,567 58,210
*Subros, Ltd. 2,395 17,001
Sun TV Network, Ltd. 43,827 322,100
Sundaram-Clayton, Ltd. 596 13,970
*Sunflag Iron & Steel Co., Ltd.,
Class A 12,331 34,134
*Sunteck Realty, Ltd., Class A 22,283 105,739
Surya Roshni, Ltd. 39,774 120,658
*Swan Energy, Ltd. 5,099 24,251
Swelect Energy Systems, Ltd. 1,292 9,088
Talbros Automotive
Components, Ltd. 9,056 26,957
*Tamil Nadu Newsprint &
Papers, Ltd. 6,781 10,566
*Tamilnad Mercantile Bank,
Ltd., Class A 24,174 125,257
*TARC, Ltd., Class A 19,595 36,036
Tata Chemicals, Ltd. 83,243 825,003
*Tata Consumer Products, Ltd. 8,674 119,693
Tata Motors, Ltd. 591,647 4,511,738
Tata Steel, Ltd. 3,689,058 6,116,718
TD Power Systems, Ltd. 420 2,150
*Techno Electric & Engineering
Co., Ltd. 3,187 40,119
Texmaco Rail & Engineering,
Ltd. 106,784 170,318
Thirumalai Chemicals, Ltd. 11,807 34,244
Thomas Cook India, Ltd.,
Class R 50,965 81,041
*Time Technoplast, Ltd. 85,269 340,738
Titagarh Rail System, Ltd. 388 3,431
*TransIndia Real Estate, Ltd.,
Class H 23,804 9,450
*Trident, Ltd. 36,019 11,298
Triveni Engineering &
Industries, Ltd., Class A 50,229 243,286
*TTK Healthcare, Ltd. 413 5,824

Dimensional Emerging Markets Value ETF
continued
Shares Value†
INDIA — (Continued)
TV Today Network, Ltd. 9,252 $ 18,172
TVS Holdings, Ltd. 596 64,193
*TVS Srichakra, Ltd. 1,371 46,496
Uflex, Ltd. 9,549 62,442
Ω*Ujjivan Small Finance Bank,
Ltd. 319,274 161,104
*Unichem Laboratories, Ltd. 7,168 51,110
Union Bank of India, Ltd. 718,882 1,070,277
*Universal Cables, Ltd. 3,254 17,190
*UPL, Ltd. 7,613 40,753
*UPL, Ltd. 150,106 1,190,241
*Usha Martin, Ltd. 5,282 18,084
UTI Asset Management Co.,
Ltd., Class A 7,222 87,134
*VA Tech Wabag, Ltd. 13,556 206,203
Vardhman Special Steels, Ltd. 6,543 18,655
Vardhman Textiles, Ltd. 31,264 168,081
*Vascon Engineers, Ltd.,
Class A 28,254 13,334
Vedanta, Ltd. 211,319 1,048,544
Veedol Corporation, Ltd. 682 11,847
Venky's India, Ltd. 3,160 63,549
Vesuvius India, Ltd. 592 32,534
*Vindhya Telelinks, Ltd. 1,406 21,943
Visaka Industries, Ltd. 4,990 3,664
*Voltamp Transformers, Ltd. 361 31,199
Welspun Corp., Ltd. 75,008 681,417
*Welspun Enterprises, Ltd. 19,917 112,264
Welspun Living, Ltd., Class A 64,589 97,261
West Coast Paper Mills, Ltd.,
Class A 11,191 58,946
Wheels India, Ltd. 1,725 13,817
Wipro, Ltd. 584,144 1,669,798
#Wipro, Ltd., Sponsored ADR 398,733 1,140,376
Wonderla Holidays, Ltd. 710 5,658
*Yes Bank, Ltd. 3,475,215 728,907
Zee Entertainment Enterprises,
Ltd. 89,233 112,328
Zensar Technologies, Ltd. 36,262 308,801
Zydus Lifesciences, Ltd. 32,748 344,308
Zydus Wellness, Ltd. 5,736 119,848
TOTAL INDIA 187,028,553
INDONESIA — (1.4%)
ABM Investama TBK PT 227,100 45,420
*Adaro Minerals Indonesia
TBK PT 969,500 52,563
Adi Sarana Armada TBK PT 518,600 21,400
AKR Corporindo TBK PT 325,800 24,729
*Alam Sutera Realty TBK PT 2,964,400 22,858
Alamtri Resources Indonesia
Tbk PT 244,900 28,031
Aneka Tambang TBK, Class H 3,203,600 418,784
Aspirasi Hidup Indonesia TBK
PT, Class A 2,794,500 90,064
Astra Agro Lestari TBK PT 212,600 76,203
Astra International TBK PT 8,875,700 2,566,468
Astra Otoparts TBK PT 231,700 30,428
Bank BTPN Syariah TBK PT 1,044,100 74,534
Shares Value†
INDONESIA — (Continued)
*Bank Mayapada International
TBK PT 363,164 $ 4,288
Bank Maybank Indonesia TBK
PT 1,396,200 17,326
Bank Negara Indonesia
Persero TBK PT 4,951,600 1,246,849
Bank OCBC Nisp TBK PT 1,424,100 111,955
*Bank Pan Indonesia TBK PT 1,269,100 123,087
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 677,100 35,283
*Bank Pembangunan Daerah
Jawa Timur TBK PT 391,900 12,276
Bank Tabungan Negara
Persero TBK PT 2,455,612 156,065
BISI International TBK PT 40,800 2,482
Blue Bird TBK PT 274,900 28,649
*Buana Lintas Lautan TBK PT 7,192,700 50,696
Bukit Asam TBK PT 1,736,500 288,719
Buma Internasional Grup Tbk
PT 976,600 23,650
*Bumi Resources Minerals
TBK PT 10,635,100 244,736
*Bumi Resources TBK PT 33,714,500 217,316
*Bumi Serpong Damai TBK
PT, Class F 2,000,000 104,217
Ciputra Development TBK PT,
Class A 3,688,100 204,401
Dayamitra Telekomunikasi PT 7,000,200 261,453
Dharma Satya Nusantara TBK
PT, Class A 1,489,800 68,657
Elang Mahkota Teknologi TBK
PT 5,801,300 186,970
Elnusa TBK PT 3,456,800 96,207
*Energi Mega Persada TBK PT 7,009,600 81,497
Erajaya Swasembada TBK PT 3,502,200 97,893
ESSA Industries Indonesia
TBK PT 2,624,500 95,652
Gajah Tunggal TBK PT 552,700 36,625
*Gudang Garam TBK PT,
Class A 229,700 138,719
Indah Kiat Pulp & Paper TBK
PT 1,221,700 379,021
Indika Energy TBK PT 839,100 73,042
Indo Tambangraya Megah
TBK PT 198,200 262,675
Indocement Tunggal Prakarsa
TBK PT 486,600 156,826
Indofood Sukses Makmur TBK
PT 1,888,600 910,169
Indomobil Sukses
Internasional TBK PT, Class F 280,500 14,616
*Intiland Development TBK PT 884,000 8,201
*Jakarta International Hotels &
Development TBK PT 745,800 35,717
Japfa Comfeed Indonesia TBK
PT 2,445,700 268,143
*Kawasan Industri Jababeka
TBK PT 9,914,000 103,321
*Lippo Karawaci TBK PT 7,979,300 44,223

Dimensional Emerging Markets Value ETF
continued
Shares Value†
INDONESIA — (Continued)
Medco Energi Internasional
TBK PT 3,646,000 $ 230,621
*Media Nusantara Citra TBK
PT 2,638,200 41,639
*Merdeka Battery Materials
TBK PT 8,220,300 153,512
Metrodata Electronics TBK PT 2,381,800 80,350
Mitra Adiperkasa TBK PT 1,030,400 84,729
*MNC Land TBK PT 2,089,600 15,609
Mulia Industrindo TBK PT 405,500 7,035
Pabrik Kertas Tjiwi Kimia TBK
PT, Class A 359,900 111,114
Pakuwon Jati TBK PT 6,884,500 158,426
*Panin Financial TBK PT 5,482,900 127,494
Panin Sekuritas TBK PT 1,400 127
*PP Persero TBK PT 929,600 22,848
*Prodia Widyahusada TBK PT 52,700 8,826
*Puradelta Lestari TBK PT 3,002,600 31,473
Rukun Raharja TBK PT 275,600 36,027
Salim Ivomas Pratama TBK PT 989,600 24,561
Samudera Indonesia TBK PT 2,451,400 37,509
Sarana Menara Nusantara
TBK PT 7,015,200 240,883
Semen Indonesia Persero
TBK PT 1,498,575 235,619
Siloam International Hospitals
TBK PT 1,600 250
Summarecon Agung TBK PT 5,127,000 133,425
Surya Citra Media TBK PT 9,860,300 121,175
Surya Semesta Internusa TBK
PT, Class F 2,141,200 108,995
Tempo Scan Pacific TBK PT 275,100 43,751
*Timah TBK PT 699,000 50,109
Trimegah Bangun Persada
TBK PT, Class A 2,125,900 89,646
Triputra Agro Persada PT 1,328,900 78,053
Tunas Baru Lampung TBK PT 492,400 20,467
United Tractors TBK PT 687,900 940,683
*Vale Indonesia TBK PT 1,015,369 152,305
*Wijaya Karya Persero TBK PT 672,000 8,258
Wintermar Offshore Marine
TBK PT 382,300 8,798
XLSMART Telecom Sejahtera
Tbk PT 2,526,080 327,173
TOTAL INDONESIA 13,374,594
KOREA, REPUBLIC OF — (9.8%)
Advanced Process Systems
Corp., Class A 4,297 51,419
Aekyung Chemical Co., Ltd. 9,491 76,315
Ajin Industrial Co., Ltd. 10,771 22,353
*ALUKO Co., Ltd., Class H 25,316 37,756
Asia Cement Co., Ltd. 4,339 33,577
Asia Holdings Co., Ltd. 220 40,394
Asia Paper Manufacturing Co.,
Ltd., Class F 8,101 39,322
BH Co., Ltd. 8,493 73,727
Binggrae Co., Ltd. 1,075 71,541
BNK Financial Group, Inc. 73,161 532,688
Bookook Securities Co., Ltd. 558 10,756
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Byucksan Corp. 10,925 $ 18,830
Chongkundang Holdings
Corp., Class A 549 17,901
*<Chorokbaem Media Co., Ltd. 2,648 9,156
*CJ CGV Co., Ltd. 5,296 18,107
#CJ CheilJedang Corp. 3,536 594,516
CJ Corp. 5,701 498,512
*CJ ENM Co., Ltd. 3,952 171,536
CJ Freshway Corp. 1,795 30,748
CJ Logistics Corp., Class H 3,627 212,287
Cosmax, Inc. 779 94,532
Cowintech Co., Ltd., Class F 713 6,465
Cuckoo Homesys Co., Ltd. 2,556 40,997
Dae Won Kang Up Co., Ltd. 12,599 34,522
Daeduck Electronics Co., Ltd. 7,855 77,141
Daehan Steel Co., Ltd. 1,243 14,035
Daesang Corp. 8,327 140,004
Daesang Holdings Co., Ltd. 9,797 73,538
*Daewoo Engineering &
Construction Co., Ltd. 52,733 131,508
Daewoong Co., Ltd. 3,188 45,527
Daishin Securities Co., Ltd.,
Class A 6,119 77,182
DB HiTek Co., Ltd. 20,592 555,542
DB Insurance Co., Ltd. 9,492 608,984
DB Securities Co., Ltd., Class
A 9,909 44,265
*DE&T Co Ltd 2,839 11,424
DI Dong Il Corp., Class A 1,588 46,193
DL Holdings Co., Ltd. 4,629 105,834
DMS Co., Ltd. 2,720 12,112
DN Automotive Corp., Class A 8,316 120,513
Dohwa Engineering Co., Ltd. 5,093 23,396
Dong-A Socio Holdings Co.,
Ltd. 1,314 95,211
Dongbang Transport Logistics
Co., Ltd., Class A 21,415 35,780
Dongkuk Holdings Co., Ltd. 879 4,452
Dongkuk Industries Co., Ltd. 4,633 12,173
Dongkuk Steel Mill Co., Ltd. 12,697 81,997
Dongsung Chemical Co., Ltd. 11,872 34,367
Dongwha Pharm Co., Ltd. 5,117 22,606
Dongwon F&B Co., Ltd. 1,848 47,906
*Dongwon Metal Co., Ltd.,
Class A 3,242 3,499
Doosan Bobcat, Inc. 24,590 847,633
Doosan Co., Ltd. 1,614 344,600
DY POWER Corp. 1,529 12,531
Easy Holdings Co., Ltd., Class
A 12,777 30,830
Ecoplastic Corp. 7,894 16,549
#E-MART, Inc. 5,741 370,348
ENF Technology Co., Ltd. 4,925 85,923
Eugene Investment &
Securities Co., Ltd. 35,929 70,013
FarmStory Co., Ltd., Class A 24,573 20,917
*Gaon Cable Co., Ltd., Class A 1,817 77,077
GOLFZON Co., Ltd. 1,199 55,332
Green Cross Corp. 281 24,551

Dimensional Emerging Markets Value ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
GS Engineering &
Construction Corp. 16,840 $ 216,201
GS Global Corp. 23,195 42,017
GS Holdings Corp. 15,640 425,795
*GS P&L Co., Ltd. 2,323 34,481
GS Retail Co., Ltd., Class A 9,798 102,012
HAESUNG DS Co., Ltd. 4,526 73,549
Haesung Industrial Co., Ltd.,
Class H 4,295 19,609
Hana Financial Group, Inc.,
Class A 82,641 3,749,803
Hana Pharm Co., Ltd., Class A 2,191 17,818
Handsome Co., Ltd., Class A 3,001 32,659
Hanil Cement Co., Ltd. 6,098 77,217
Hanil Holdings Co., Ltd. 4,288 44,735
Hanjin Transportation Co., Ltd. 2,403 32,389
Hankook Tire & Technology
Co., Ltd. 8,822 256,933
HanmiGlobal Co., Ltd. 2,636 29,781
*Hanon Systems, Class A 4,791 11,999
Hansae Co., Ltd. 4,764 37,368
Hansol Paper Co., Ltd. 4,479 26,373
Hansol Technics Co., Ltd. 5,416 18,174
Hanwha Aerospace Co., Ltd. 1,264 708,694
Hanwha Corp. 9,464 320,571
*Hanwha Galleria Corp. 26,996 22,676
*Hanwha General Insurance
Co., Ltd. 21,352 61,285
*Hanwha Investment &
Securities Co., Ltd. 14,371 34,727
*Hanwha Life Insurance Co.,
Ltd. 74,609 139,088
Hanwha Solutions Corp. 28,534 600,188
Hanwha Systems Co., Ltd. 372 10,206
*Hanwha Vision Co., Ltd. 1,401 59,332
Hanyang Eng Co., Ltd. 1,739 19,855
Hanyang Securities Co., Ltd.,
Class A 4,524 42,551
Harim Holdings Co., Ltd. 22,607 95,104
HB SOLUTION Co., Ltd.,
Class A 1,478 2,532
HD Hyundai Co., Ltd. 13,384 740,992
HD Hyundai Construction
Equipment Co., Ltd. 7,114 338,810
HD Hyundai Infracore Co., Ltd. 53,162 307,790
HD HYUNDAI MIPO 26 3,049
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 2,121 405,847
HDC Holdings Co., Ltd. 9,470 128,176
HDC Hyundai Development
Co-Engineering & Construction 18,804 330,046
HK inno.N Corp 7,641 216,625
HL Holdings Corp. 1,685 43,384
HL Mando Co., Ltd., Class A 11,535 302,271
Home Center Holdings Co.,
Ltd. 5,163 3,011
HS Hyosung Advanced
Materials Corp. 91 11,382
HS Industries Co., Ltd. 15,078 49,694
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Huons Co., Ltd. 1,402 $ 24,953
Husteel Co., Ltd. 2,303 7,768
Hwa Shin Co., Ltd. 7,628 42,393
Hyosung Corp. 1,890 70,601
#Hyosung Heavy Industries
Corp. 2,002 689,398
Hyosung TNC Corp. 848 141,681
Hyundai Bioland Co., Ltd. 4,529 13,748
Hyundai BNG Steel Co., Ltd. 1,181 10,119
Hyundai Department Store
Co., Ltd. 5,055 212,655
HYUNDAI EVERDIGM Corp. 1,666 10,044
Hyundai Glovis Co., Ltd. 10,026 804,055
Hyundai Green Food 6,225 68,052
Hyundai Livart Furniture Co.,
Ltd. 2,127 10,878
*Hyundai Marine & Fire
Insurance Co., Ltd. 21,949 342,784
Hyundai Motor Co. 47,984 6,433,873
Hyundai Motor Securities Co.,
Ltd. 4,206 19,351
Hyundai Steel Co. 21,575 371,852
Hyundai Wia Corp., Class A 1,863 56,093
#Iljin Electric Co., Ltd. 8,115 143,861
Iljin Holdings Co., Ltd. 4,006 10,751
Ilyang Pharmaceutical Co.,
Ltd. 4,618 39,959
iM Financial Group Co., Ltd. 75,299 544,547
iMarketKorea, Inc. 4,447 24,839
Industrial Bank of Korea, Class
A 94,297 1,017,598
Innocean Worldwide, Inc. 6,584 84,390
InnoWireless Co., Ltd. 857 11,684
*Insun ENT Co., Ltd., Class A 6,166 22,209
*Interflex Co., Ltd. 1,795 10,557
IS Dongseo Co., Ltd. 4,417 56,335
*ITEK, Inc. 5,480 22,205
*Jahwa Electronics Co., Ltd. 8,348 69,885
JB Financial Group Co., Ltd. 34,434 413,499
*Jeju Semiconductor Corp. 1,650 14,695
Jinsung T.E.C. 6,739 42,714
Jungdawn Co., Ltd. 12,747 24,615
K Ensol Co., Ltd. 2,015 16,429
*<Kanglim Co., Ltd. 2,403 319
Kangnam Jevisco Co., Ltd. 1,126 9,387
Kangwon Land, Inc. 3,300 37,608
KB Financial Group, Inc.,
Class A 89,500 5,679,142
KB Financial Group, Inc.,
Class A, Sponsored ADR 3,434 216,273
KC Tech Co., Ltd. 876 16,084
KCC Glass Corp., Class F 2,430 54,703
KCTC 5,457 14,684
KEPCO Plant Service &
Engineering Co., Ltd. 347 10,765
KG Chemical Corp. 15,870 44,322
KG DONGBUSTEEL 12,210 51,022
KG Eco Solution Co., Ltd. 5,878 22,743
*KG Mobility Co. 21,122 48,440

Dimensional Emerging Markets Value ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
KGMobilians Co., Ltd. 4,327 $ 12,861
KH Vatec Co., Ltd. 2,959 19,151
*<Kib Plug Energy, Class A 66,230 17,984
KISWIRE, Ltd. 3,376 40,992
KIWOOM Securities Co., Ltd. 3,547 341,849
Kolon Enp, Inc. 3,088 13,577
Kolon Industries, Inc. 6,804 144,313
Kolon Mobility Group Corp. 3,585 5,271
*Korea Circuit Co., Ltd. 5,967 42,522
Korea Electric Terminal Co.,
Ltd. 2,409 109,307
Korea Fuel-Tech Corp. 3,646 11,978
Korea Investment Holdings
Co., Ltd. 12,612 736,402
*Korea Line Corp. 69,178 73,972
Korea Movenex Co., Ltd. 6,300 17,440
Korea Petrochemical Ind Co.,
Ltd. 1,243 73,277
Korea Petroleum Industries
Co. 2,984 27,080
Korea United Pharm, Inc. 1,942 26,681
Korea Zinc Co., Ltd. 886 497,382
Korean Air Lines Co., Ltd. 62,364 919,118
Korean Reinsurance Co. 46,413 264,471
KSS LINE, Ltd. 5,055 31,827
KT Skylife Co., Ltd. 3,751 11,703
KT&G Corp., Class W 340 27,434
KTCS Corp. 6,951 13,521
Kumho Petrochemical Co., Ltd. 3,277 273,871
*Kumho Tire Co., Inc. 38,277 129,789
Kwang Dong Pharmaceutical
Co., Ltd., Class A 9,432 36,361
Kyeryong Construction
Industrial Co., Ltd., Class A 1,209 21,731
Kyobo Securities Co., Ltd. 11,111 51,588
Kyung-In Synthetic Corp. 5,161 11,509
*LB Semicon, Inc. 15,927 37,591
LG Chem, Ltd. 12,616 1,917,028
LG Corp. 20,984 983,141
*LG Display Co., Ltd. 97,422 580,488
*LG Display Co., Ltd.,
Sponsored ADR 25,795 75,579
LG Electronics, Inc. 42,486 2,134,014
LG H&H Co., Ltd. 1,978 469,627
*LG HelloVision Co., Ltd. 11,224 20,766
LG Innotek Co., Ltd. 4,537 445,561
LG Uplus Corp., Class R 86,479 731,254
*LOT Vacuum Co., Ltd. 2,257 13,909
Lotte Chemical Corp. 4,828 204,804
Lotte Chilsung Beverage Co.,
Ltd. 1,555 120,002
Lotte Corp. 6,722 106,871
Lotte Innovate Co., Ltd. 2,269 29,993
Lotte Rental Co., Ltd. 3,931 81,302
Lotte Shopping Co., Ltd. 3,408 162,548
Lotte Wellfood Co., Ltd. 905 75,443
#LS Corp. 4,982 459,122
#LS Electric Co., Ltd. 2,099 300,490
LX Hausys, Ltd. 1,019 20,717
Shares Value†
KOREA, REPUBLIC OF — (Continued)
LX INTERNATIONAL Corp. 9,533 $ 178,052
LX Semicon Co., Ltd. 3,133 119,457
Maeil Dairies Co., Ltd. 1,373 35,593
*MDS Tech, Inc. 6,442 5,153
MegaStudyEdu Co., Ltd. 1,837 62,289
Meritz Financial Group, Inc. 4,021 351,042
*Mirae Asset Life Insurance
Co., Ltd. 8,305 31,841
Mirae Asset Securities Co.,
Ltd. 56,701 472,674
Misto Holdings Corp. 2,902 75,638
*MONAYONGPYONG 11,813 36,814
*MS Autotech Co., Ltd. 11,819 19,373
Myoung Shin Industrial Co.,
Ltd., Class A 7,171 42,073
Namhae Chemical Corp. 10,955 52,559
Nature Holdings Co., Ltd.
(The) 3,534 25,010
NCSoft Corp. 96 9,880
*Neowiz 8,757 143,845
ΩNetmarble Corp. 5,942 186,850
New Power Plasma Co., Ltd. 11,260 36,636
Nexen Corp. 3,563 11,818
Nexen Tire Corp. 10,152 38,637
Nexteel Co., Ltd. 3,281 29,059
NH Investment & Securities
Co., Ltd. 42,026 453,816
NICE Holdings Co., Ltd. 7,608 60,264
Nice Information &
Telecommunication, Inc. 928 12,136
Nong Shim Holdings Co., Ltd.,
Class H 520 24,546
NongShim Co., Ltd., Class A 385 109,149
NOROO Paint & Coatings Co.,
Ltd., Class A 6,814 39,786
NOVAREX Co., Ltd. 4,744 34,041
OCI Co., Ltd. 1,081 41,902
OCI Holdings Co., Ltd. 5,035 229,170
Orion Corp. 359 31,114
Otoki Corp. 572 161,158
*Paik Kwang Industrial Co.,
Ltd. 3,096 14,200
Pan Ocean Co., Ltd. 79,214 185,845
Paradise Co., Ltd. 13,619 118,322
Partron Co., Ltd. 18,636 90,197
*PharmGen Science, Inc.,
Class A 6,057 17,086
Poongsan Corp., Class A 6,439 268,613
POSCO Holdings, Inc. 13,306 2,438,419
#POSCO Holdings, Inc.,
Sponsored ADR 12,789 582,283
Posco International Corp. 776 26,940
POSCO Steeleon Co., Ltd. 1,135 30,182
*Power Logics Co., Ltd. 6,831 22,322
Protec Co., Ltd. 935 15,753
*RFTech Co., Ltd. 5,186 13,590
Sajodaerim Corp. 1,023 27,419
SAMHWA Paints Industrial
Co., Ltd. 4,562 19,288

Dimensional Emerging Markets Value ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Samji Electronics Co., Ltd. 1,704 $ 12,563
Sammok S-Form Co., Ltd. 1,194 17,681
SAMPYO Cement Co., Ltd. 7,155 15,805
#Samsung E&A Co., Ltd. 32,142 435,042
Samsung Electronics Co., Ltd. 109,118 4,260,323
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 4,737 4,575,942
Samsung Fire & Marine
Insurance Co., Ltd. 682 179,676
*Samsung Heavy Industries
Co., Ltd. 37,970 389,182
Samsung Life Insurance Co.,
Ltd. 18,308 1,110,200
Samsung SDI Co., Ltd. 14,361 1,778,077
Samsung Securities Co., Ltd. 11,937 438,348
SAMT Co., Ltd. 25,168 47,981
Samyang Corp. 1,158 38,980
Sangsin Energy Display
Precision Co., Ltd., Class A 4,055 21,823
SeAH Besteel Holdings Corp. 6,015 75,574
SeAH Steel Corp. 670 83,426
SeAH Steel Holdings Corp.,
Class A 467 74,411
Sekonix Co., Ltd. 5,321 19,989
*Seoul Semiconductor Co.,
Ltd. 16,760 78,524
Seoyon Co., Ltd. 5,014 26,208
Seoyon E-Hwa Co., Ltd. 6,821 56,622
SGC Energy Co., Ltd. 2,177 35,607
Shin Heung Energy &
Electronics Co., Ltd. 7,901 23,539
Shindaeyang Paper Co., Ltd. 2,503 15,037
Shinhan Financial Group Co.,
Ltd. 80,862 2,923,888
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 18,359 660,557
Shinsegae International, Inc. 5,804 40,258
Shinsegae, Inc., Class A 2,356 262,036
Shinwon Corp. 22,323 26,932
#SIMMTECH Co., Ltd. 12,271 135,874
SK Discovery Co., Ltd. 1,706 49,926
*SK Eternix Co., Ltd. 2,457 29,349
SK Gas, Ltd. 664 111,873
#SK Hynix, Inc., Class A 94,041 11,742,721
Ω*SK IE Technology Co., Ltd. 3,700 58,435
SK Innovation Co., Ltd. 5,656 375,608
SK Networks Co., Ltd. 32,726 97,384
SK, Inc., Class A 8,988 837,152
SL Corp. 6,287 145,289
SNT Motiv Co., Ltd. 4,038 78,402
#S-Oil Corp. 15,521 567,775
Songwon Industrial Co., Ltd. 8,447 67,921
Suheung Co., Ltd., Class A 765 7,696
#Sung Kwang Bend Co., Ltd. 11,268 216,006
Sungshin Cement Co., Ltd. 2,513 16,229
Sungwoo Hitech Co., Ltd.,
Class A 19,259 75,464
TAEKYUNG BK Co., Ltd. 1,715 5,562
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Taewoong Co., Ltd. 5,061 $ 53,547
TechWing, Inc. 507 12,091
*Theragen Etex Co., Ltd. 11,338 24,008
TK Corp., Class A 4,380 64,860
TKG Huchems Co., Ltd. 7,171 81,068
*Tongyang Life Insurance Co.,
Ltd., Class A 8,380 36,019
Toptec Co., Ltd., Class A 6,802 19,762
TS Corp. 20,356 48,760
TYM Corp. 16,804 52,959
#Unid Co., Ltd., Class A 1,861 114,946
Union Semiconductor
Equipment & Materials Co.,
Ltd. 6,975 29,048
Unitrontech Co., Ltd. 3,104 12,796
Value Added Technology Co.,
Ltd. 3,476 49,640
Vitzro Tech Co., Ltd. 5,486 30,064
WiSoL Co., Ltd. 6,011 28,924
Wonik Materials Co., Ltd. 2,357 33,494
Woojin, Inc. 4,018 22,698
Woongjin Thinkbig Co., Ltd. 7,607 9,076
*Wooree Bio Co., Ltd. 14,601 23,368
Woori Financial Group, Inc. 233,828 2,913,186
Woori Financial Group, Inc.,
Class A, ADR 4,382 162,441
Y G-1 Co., Ltd. 2,824 11,602
Youngone Corp. 1,509 50,265
Youngone Holdings Co., Ltd.,
Class A 1,659 111,339
Yuanta Securities Korea Co.,
Ltd. 22,645 47,074
TOTAL KOREA, REPUBLIC
OF 91,865,789
KUWAIT — (0.9%)
A'ayan Leasing & Investment
Co. KSCP 295,493 156,233
*Acico Industries Co. KSC 8,080 1,825
Agility Public Warehousing Co.
KSC 884,386 759,117
*Al Ahli Bank of Kuwait KSCP 699,882 692,116
Al-Eid Food KSC 32,182 24,367
Burgan Bank SAK 543,117 398,829
Combined Group Contracting
Co. SAK 44,881 95,065
Gulf Bank KSCP 1,260,388 1,382,149
Gulf Cables & Electrical
Industries Group Co. KSCP,
Class R 46,840 343,962
Heavy Engineering & Ship
Building Co. KSCP, Class A 23,379 70,885
*Kuwait Cement Co. KSC 128,738 102,940
Kuwait Insurance Co. SAK 12,962 22,844
Kuwait International Bank
KSCP 545,465 402,334
Mezzan Holding Co. KSCC,
Class A 32,897 102,535
Mobile Telecommunications
Co. KSCP 1,292,444 1,995,189

Dimensional Emerging Markets Value ETF
continued
Shares Value†
KUWAIT — (Continued)
National Bank of Kuwait SAKP,
Class K 86,841 $ 269,819
*Warba Bank KSCP 1,780,814 1,290,277
TOTAL KUWAIT 8,110,486
MALAYSIA — (1.5%)
#Able Global BHD 51,000 17,965
#Aeon Co. M BHD 195,000 66,431
#*AFFIN Bank BHD 226,886 139,339
Alliance Bank Malaysia BHD 288,500 292,846
Allianz Malaysia BHD 13,400 57,140
AME Elite Consortium BHD,
Class B 27,700 10,271
#AMMB Holdings BHD 806,600 964,555
Axiata Group BHD 1,189,700 578,997
#Bank Islam Malaysia BHD 315,700 179,250
Batu Kawan BHD 8,300 36,393
*Berjaya Corp. BHD 777,166 53,132
#*Berjaya Land BHD, Class F 264,900 17,803
Bumi Armada BHD 843,100 95,740
Cahya Mata Sarawak BHD,
Class A 46,100 10,043
Cape Ems BHD 344,800 19,577
CIMB Group Holdings BHD 570,161 940,799
Crescendo Corp. BHD 32,300 8,683
Dayang Enterprise Holdings
BHD 141,200 56,284
DRB-Hicom BHD 289,300 55,983
#Eastern & Oriental BHD,
Class A 447,100 81,856
Eco World Development
Group BHD 488,500 212,834
*Ekovest BHD 211,300 15,180
#FGV Holdings BHD, Class A 76,700 19,375
Formosa Prosonic Industries
BHD 45,700 23,830
#Gamuda BHD, Class A 921,265 905,252
#Genting BHD 1,005,200 745,455
#Genting Malaysia BHD 1,296,300 513,713
Genting Plantations BHD 106,500 119,211
*Globetronics Technology BHD 270,800 29,810
HAP Seng Consolidated BHD 170,400 108,993
Hap Seng Plantations Holdings
BHD 82,300 36,811
Hartalega Holdings BHD 275,000 142,120
Hiap Teck Venture BHD 426,400 27,669
Hibiscus Petroleum BHD 239,860 86,161
Hong Leong Financial Group
BHD 68,300 271,934
IGB BHD 54,800 34,417
#IJM Corp. BHD, Class A 827,200 435,167
IOI Properties Group BHD 455,900 193,348
#Jaya Tiasa Holdings BHD 310,900 79,256
*JCY International BHD 61,000 5,089
#Kenanga Investment Bank
BHD 196,100 41,129
*KSL Holdings BHD 123,400 44,613
#Lagenda Properties BHD,
Class A 105,200 28,768
Shares Value†
MALAYSIA — (Continued)
LBS Bina Group BHD 267,000 $ 30,939
#Leong Hup International
BHD, Class A 382,000 55,330
Magnum BHD 333,100 95,723
Mah Sing Group BHD 635,100 172,206
#Malayan Cement BHD 65,500 75,898
#Malayan Flour Mills BHD 232,300 27,187
Malaysia Smelting Corp. BHD 63,200 36,470
Malaysian Resources Corp.
BHD, Class F 1,003,700 106,999
#Matrix Concepts Holdings
BHD 380,850 125,332
#MBSB BHD, Class F 830,200 137,565
Mega First Corp. BHD 135,000 123,893
Mi Technovation BHD 35,700 15,389
#MISC BHD 332,600 578,871
MKH BHD, Class A 101,600 24,017
#MNRB Holdings BHD 130,800 61,535
*Muhibbah Engineering M
BHD 122,400 17,303
Notion VTEC BHD 150,700 23,400
OCK Group BHD 236,200 23,264
PA Resources BHD 22,200 1,003
#Pantech Group Holdings BHD 133,200 22,534
#Paramount Corp. BHD 112,100 27,278
#Perak Transit BHD 253,100 41,939
Petron Malaysia Refining &
Marketing BHD 20,400 15,554
Petronas Chemicals Group
BHD 630,600 536,339
#PPB Group BHD 102,200 294,639
RHB Bank BHD, Class A 745,593 1,149,060
Sarawak Oil Palms BHD 118,700 83,076
Sime Darby BHD 1,192,000 574,591
#Sime Darby Property BHD 885,100 254,351
SP Setia BHD Group 803,400 204,806
#Sunway BHD, Class A 241,400 254,547
Ta Ann Holdings BHD 71,700 66,134
Teo Seng Capital BHD 47,400 11,205
Thong Guan Industries BHD,
Class F 50,400 13,432
#*Top Glove Corp. BHD 843,200 171,962
#TSH Resources BHD, Class
A 234,300 59,186
UEM Sunrise BHD 683,000 113,965
United Malacca BHD 3,000 3,511
#UOA Development BHD 96,600 37,610
Velesto Energy BHD 1,378,800 49,528
Wasco BHD 80,500 17,163
*WCT Holdings BHD 293,100 44,831
#*Yinson Holdings BHD, Class
A 515,826 223,545
YTL Corp. BHD, Class A 648,600 288,601
TOTAL MALAYSIA 14,094,933
MEXICO — (1.6%)
#Alpek SAB de CV 120,601 61,610
*Axtel SAB de CV 227,100 23,203
ΩBanco del Bajio SA 260,579 625,123

Dimensional Emerging Markets Value ETF
continued
Shares Value†
MEXICO — (Continued)
#Becle SAB de CV, Class A 70,555 $ 81,927
Cemex SAB de CV 890,620 550,524
#Cemex SAB de CV,
Sponsored ADR 345,125 2,129,421
Cydsa SAB de CV 29,031 28,178
El Puerto de Liverpool SAB de
CV, Class C1 52,544 241,636
Fomento Economico Mexicano
SAB de CV 33,900 357,392
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 1,601 168,601
GCC SAB de CV, Class A 62,923 528,617
Genomma Lab Internacional
SAB de CV, Class B 187,551 220,845
Gentera SAB de CV 182,752 319,664
Grupo Bimbo SAB de CV,
Class A 10,400 31,681
Grupo Carso SAB de CV,
Class A1 25,100 174,822
Grupo Financiero Banorte SAB
de CV, Class O 196,470 1,691,398
*Grupo Financiero Inbursa
SAB de CV, Class O 432,487 1,113,751
Grupo Herdez SAB de CV,
Class B 29,800 85,054
Grupo Mexico SAB de CV,
Class B 585,097 3,045,792
#Grupo Rotoplas SAB de CV 24,003 14,849
*Grupo Simec SAB de CV,
Class S 4,125 37,489
Grupo Televisa SAB 189,970 69,292
Ω#*Grupo Traxion SAB de CV 31,422 26,374
*Industrias Penoles SAB de
CV 31,664 632,617
La Comer SAB de CV 35,850 67,817
Megacable Holdings SAB de
CV 329,166 806,982
Ω*Nemak SAB de CV 442,004 65,256
#*Ollamani SAB, Class A 16,998 41,568
Orbia Advance Corp. SAB de
CV, Class A 322 216
*Organizacion Soriana SAB de
CV, Class B 18,020 23,916
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 5 45
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 53,386 598,141
Qualitas Controladora SAB de
CV, Class F 3,200 35,327
Regional SAB de CV 99,470 697,789
*Vista Energy SAB de CV,
Sponsored ADR 270 12,196
TOTAL MEXICO 14,609,113
PHILIPPINES — (0.5%)
ACEN Corp. 356,082 17,022
Alliance Global Group, Inc.,
Class R 725,300 79,471
Shares Value†
PHILIPPINES — (Continued)
Apex Mining Co., Inc. 434,000 $ 52,215
Asia United Bank Corp. 1,200 1,462
Ayala Corp. 46,350 497,482
Ayala Land, Inc. 1,903,500 853,687
Bank of the Philippine Islands,
Class A 19,424 48,686
BDO Unibank, Inc., Class A 24,354 69,938
Bloomberry Resorts Corp. 188,000 11,477
*China Banking Corp., Class A 131,460 214,177
Converge Information and
Communications Technology
Solutions, Inc. 213,000 72,684
DMCI Holdings, Inc. 942,100 178,789
DoubleDragon Corp. 114,200 19,914
East West Banking Corp.,
Class A 32,400 6,392
First Philippine Holdings Corp. 9,680 10,138
Globe Telecom, Inc. 1,295 45,002
GT Capital Holdings, Inc. 30,250 265,158
JG Summit Holdings, Inc. 897,200 272,429
LT Group, Inc. 593,300 126,191
Megaworld Corp. 2,476,000 78,906
Metropolitan Bank & Trust Co. 582,930 802,566
Nickel Asia Corp. 1,280,000 58,437
Petron Corp. 503,000 21,163
Philex Mining Corp. 214,100 25,606
Philippine National Bank 107,500 92,382
Puregold Price Club, Inc. 335,200 191,740
Rizal Commercial Banking
Corp., Class A 1,900 891
Robinsons Land Corp. 507,600 106,145
Robinsons Retail Holdings,
Inc., Class F 69,200 48,628
San Miguel Corp., Class A 143,120 201,144
Security Bank Corp. 104,920 124,822
Union Bank of the Philippines 78,900 45,627
Universal Robina Corp., Class
A 151,070 223,812
Vista Land & Lifescapes, Inc.,
Class A 307,000 9,179
Wilcon Depot, Inc., Class A 182,500 22,284
TOTAL PHILIPPINES 4,895,646
POLAND — (1.2%)
AB SA 4,799 130,092
*Agora SA, Class H 4,980 13,103
Alior Bank SA 32,908 894,263
Apator SA, Class A 2,725 13,413
Arctic Paper SA 10,861 44,163
ASBISc Enterprises PLC 11,300 78,082
Asseco Poland SA 4,316 178,481
*Bank Ochrony Srodowiska SA 4,953 14,690
*Bank Polska Kasa Opieki SA 13,441 672,818
BNPP Bank Polska SA 1,460 40,936
#Boryszew SA 7,004 11,318
*Cognor Holding SA, Class A 13,763 27,067
#*Cyfrowy Polsat SA 92,380 453,958
*Echo Investment SA 29,520 36,403
*Enea SA 135,257 512,601

Dimensional Emerging Markets Value ETF
continued
Shares Value†
POLAND — (Continued)
*Fabryki Mebli Forte SA 1,623 $ 11,258
Inter Cars SA 141 21,360
KGHM Polska Miedz SA,
Class A 42,975 1,365,419
Mirbud SA 23,290 87,646
ORLEN SA 248,379 4,503,920
*PGE Polska Grupa
Energetyczna SA, Class A 355,217 777,141
*PKP Cargo SA 17,398 73,426
*Tauron Polska Energia SA 620,130 974,026
Torpol SA 4,960 52,069
Unimot SA, Class F 751 31,455
VRG SA 48,398 47,591
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 4,414 22,007
TOTAL POLAND 11,088,706
QATAR — (0.8%)
Aamal Co., Class F 755,715 172,272
Al Rayan Bank 1,328,177 814,197
*Baladna 401,955 133,911
Barwa Real Estate Co. 817,212 628,452
Commercial Bank PSQC (The) 1,212,881 1,432,406
Doha Bank QPSC 1,035,824 670,825
Doha Insurance Co. QSC 18,758 12,725
*Estithmar Holding QPSC,
Class A 300,352 226,769
Gulf International Services
QSC 388,670 329,105
Gulf Warehousing Co., Class A 108,146 87,622
Lesha Bank LLC 156,140 59,394
*Mazaya Real Estate
Development QPSC 652,773 107,391
Medicare Group 84,299 105,808
Mesaieed Petrochemical
Holding Co., Class A 1,469,531 569,085
Ooredoo QPSC, Class A 303,779 1,081,290
Qatar Aluminum Manufacturing
Co. 284,856 100,376
Qatar Fuel QSC 40,379 166,351
Qatar Industrial Manufacturing
Co. QSC 124,387 85,988
Qatar Insurance Co. SAQ 171,916 92,025
Qatar National Cement Co.
QSC 213,545 201,229
Salam International
Investment, Ltd. QSC 207,046 37,531
United Development Co. QSC 725,597 205,463
Vodafone Qatar QSC 216,586 140,385
TOTAL QATAR 7,460,600
SAUDI ARABIA — (3.6%)
Al Babtain Power &
Telecommunication Co. 13,017 164,842
*Al Hassan Ghazi Ibrahim
Shaker Co. 1,790 14,651
Al Jouf Agricultural
Development Co. 3,500 44,230
*Al Jouf Cement Co. 14,099 37,062
Shares Value†
SAUDI ARABIA — (Continued)
Al-Etihad Cooperative
Insurance Co. 4,437 $ 17,933
AlJazira Takaful Ta'awuni Co. 11,407 42,576
*Allianz Saudi Fransi
Cooperative Insurance Co. 7,995 36,491
*Alujain Corp. 13,449 134,816
Arab National Bank 313,523 1,797,101
*Arabia Insurance Cooperative
Co. 5,845 19,479
Arabian Cement Co. 11,010 74,557
Arabian Drilling Co. 11,134 256,466
*Arabian Shield Cooperative
Insurance Co. 14,028 65,972
Arriyadh Development Co. 1,358 12,418
*ARTEX Industrial Investment
Co. 12,742 45,249
*Bank Al-Jazira 170,298 612,926
Banque Saudi Fransi 417,650 2,046,551
*Basic Chemical Industries,
Ltd. 1,859 14,001
Bawan Co., Class H 16 235
City Cement Co., Class A 25,063 135,642
*Dar Al Arkan Real Estate
Development Co., Class A 203,682 1,189,217
Eastern Province Cement Co.,
Class F 17,381 155,233
*Emaar Economic City 20,750 84,308
Etihad Etisalat Co. 119,851 2,006,623
*Gulf Union Cooperative
Insurance Co. 5,815 22,045
*Herfy Food Services Co. 8,865 57,526
*Middle East Paper Co. 8,578 63,805
Mobile Telecommunications
Co. Saudi Arabia 213,726 725,924
*Najran Cement Co. 24,835 56,014
*National Agriculture
Development Co. (The) 2,614 15,513
Northern Region Cement Co.,
Class A 31,384 72,291
*Rabigh Refining &
Petrochemical Co. 29,538 56,069
Riyad Bank 121,006 992,011
Riyadh Cement Co., Class A 10,017 90,666
SABIC Agri-Nutrients Co.,
Class A 6 158
Sahara International
Petrochemical Co., Class A 123,489 625,527
Saudi Awwal Bank 425,590 3,971,220
Saudi Basic Industries Corp. 198,248 3,224,060
*Saudi Ceramic Co. 11,708 87,555
*Saudi Chemical Co. Holding 37,940 85,471
Saudi Industrial Investment
Group 26,264 105,871
Saudi Investment Bank (The) 202,025 810,060
*Saudi Kayan Petrochemical
Co. 279,717 430,288
*Saudi Marketing Co. 3,323 18,161
Saudi National Bank (The) 1,079,725 10,276,516
*Saudi Public Transport Co. 13,631 59,599

Dimensional Emerging Markets Value ETF
continued
Shares Value†
SAUDI ARABIA — (Continued)
*Saudi Reinsurance Co. 5,103 $ 67,003
Saudi Telecom Co. 17,834 226,319
*Savola Group (The) 1,067 8,904
*Seera Group Holding 83,955 546,136
*Sinad Holding Co. 21,370 66,886
Southern Province Cement Co. 26,894 222,629
*Sustained Infrastructure
Holding Co. 35,568 281,157
Tabuk Cement Co. 7,001 23,070
*Umm Al-Qura Cement Co. 7,026 33,717
United International
Transportation Co. 15,418 303,353
*Walaa Cooperative Insurance
Co. 10,015 50,730
Yamama Cement Co. 41,999 405,333
Yanbu Cement Co. 34,229 198,937
Yanbu National Petrochemical
Co., Class A 90,631 771,991
TOTAL SAUDI ARABIA 34,061,094
SOUTH AFRICA — (2.7%)
Absa Group, Ltd., Class F 235,049 2,157,050
Adcock Ingram Holdings, Ltd.,
Class A 19,384 51,267
AECI, Ltd. 50,501 277,255
African Rainbow Minerals, Ltd. 19,850 165,521
#Anglo American Platinum,
Ltd. 17,488 600,774
#Anglogold Ashanti PLC,
Class H 19,876 837,972
Aspen Pharmacare Holdings,
Ltd. 102,142 668,366
Astral Foods, Ltd. 14,144 131,100
Barloworld, Ltd. 76,650 446,975
*Blue Label Telecoms, Ltd. 127,976 57,501
Curro Holdings, Ltd. 137,318 65,758
*DataTec, Ltd. 88,799 275,232
Exxaro Resources, Ltd. 71,238 582,041
Foschini Group, Ltd., Class A 145,868 1,013,442
Grindrod, Ltd., Class B 149,636 93,210
Hudaco Industries, Ltd. 7,630 76,274
*Impala Platinum Holdings,
Ltd. 250,366 1,491,868
Investec, Ltd. 19,608 121,898
*KAP, Ltd., Class A 1,014,401 151,019
Lewis Group, Ltd., Class A 18,877 69,061
Life Healthcare Group
Holdings, Ltd. 635,468 499,665
Merafe Resources, Ltd. 373,812 22,502
*Metair Investments, Ltd.,
Class H 17,381 6,913
Momentum Group, Ltd., Class
A 326,619 596,143
Motus Holdings, Ltd. 75,174 351,421
Mpact, Ltd. 14,166 20,557
MTN Group, Ltd., Class A 642,745 4,238,965
Nedbank Group, Ltd. 127,920 1,742,496
Netcare, Ltd. 562,498 412,360
Northam Platinum Holdings,
Ltd., Class A 145,204 971,760
Shares Value†
SOUTH AFRICA — (Continued)
Oceana Group, Ltd. 34,271 $ 108,212
Old Mutual, Ltd., Class A 1,967,461 1,198,056
Omnia Holdings, Ltd. 77,853 285,700
ΩPepkor Holdings, Ltd. 854,329 1,231,473
PPC, Ltd. 485,007 120,950
Raubex Group, Ltd. 71,785 169,988
Reunert, Ltd. 68,573 228,021
RFG Holdings, Ltd. 19,140 19,072
Sappi, Ltd. 250,550 468,075
*Sasol, Ltd., Class A 4,697 16,194
*Sibanye Stillwater, Ltd., Class
A 746,999 863,177
*Sibanye Stillwater, Ltd., Class
A, ADR 35,053 162,996
Southern Sun, Ltd., Class A 235,673 104,624
Standard Bank Group, Ltd. 97,443 1,213,491
Super Group, Ltd. 156,043 242,876
*Telkom SA SOC, Ltd., Class
A 136,419 287,997
Thungela Resources, Ltd. 62,077 307,778
Tsogo Sun, Ltd. 84,277 37,368
Zeda, Ltd. 62,583 35,149
TOTAL SOUTH AFRICA 25,297,563
TAIWAN — (17.6%)
ABC Taiwan Electronics Corp. 9,000 4,193
#Ability Enterprise Co., Ltd. 76,000 110,377
AcBel Polytech, Inc. 258,389 207,629
#Acer, Inc. 777,000 847,866
*ACES Electronic Co., Ltd. 44,000 65,691
*Acon Holding, Inc. 101,000 28,769
Acter Group Corp., Ltd. 8,000 100,428
Action Electronics Co., Ltd. 116,000 55,129
Actron Technology Corp. 22,000 88,047
#ADATA Technology Co., Ltd. 126,276 330,466
Advanced International
Multitech Co., Ltd., Class A 41,000 87,299
Advanced Power Electronics
Corp. 39,000 89,870
#Advancetek Enterprise Co.,
Ltd. 50,000 112,560
Airtac International Group,
Class A 4,000 110,058
*ALI Corp. 19,800 16,529
Allmind Holdings Corp. 11,000 16,612
Alltek Technology Corp. 23,080 27,711
Alpha Networks, Inc. 87,000 74,261
#Altek Corp. 145,181 164,777
Amazing Microelectronic Corp. 31,000 71,919
AMPACS Corp. 31,000 31,695
Ampire Co., Ltd. 21,000 19,764
Anderson Industrial Corp. 39,000 16,462
Anji Technology Co., Ltd.,
Class A 32,000 29,416
Anpec Electronics Corp. 4,000 18,822
Apacer Technology, Inc. 36,000 51,665
Apex Biotechnology Corp. 22,000 21,633
Apex Science & Engineering 34,680 12,144
ARBOR Technology Corp. 9,000 12,804

Dimensional Emerging Markets Value ETF
continued
Shares Value†
TAIWAN — (Continued)
Arcadyan Technology Corp. 49,000 $ 361,567
#Ardentec Corp. 188,000 437,332
Argosy Research, Inc. 7,000 31,626
ASE Technology Holding Co.,
Ltd. 797,000 3,376,591
#ASE Technology Holding Co.,
Ltd., ADR 111,421 972,705
Asia Cement Corp. 33,000 46,431
#Asia Optical Co., Inc. 56,000 236,376
Asia Polymer Corp. 48,000 18,985
#Asia Tech Image, Inc. 26,000 78,529
ASROCK, Inc. 7,000 38,411
Asustek Computer, Inc., Class
A 187,000 3,391,177
Aten International Co., Ltd. 11,000 23,559
AUO Corp. 2,618,600 1,007,059
Avalue Technology, Inc. 12,000 36,507
AVer Information, Inc. 7,000 7,890
#Avermedia Technologies,
Class H 20,000 24,169
Axiomtek Co., Ltd. 2,000 6,378
Azurewave Technologies, Inc. 21,000 29,941
Bank of Kaohsiung Co., Ltd. 246,191 91,216
Basso Industry Corp. 11,000 12,794
BenQ Materials Corp. 84,000 62,246
BES Engineering Corp. 474,000 156,355
#Bin Chuan Enterprise Co.,
Ltd. 46,000 69,756
Bizlink Holding, Inc., Class A 50,000 839,509
Bon Fame Co., Ltd. 4,000 9,430
#Brightek Optoelectronic Co.,
Ltd., Class A 47,000 66,202
Brighton-Best International
Taiwan, Inc. 144,000 149,930
Brogent Technologies, Inc.,
Class A 4,000 12,444
Browave Corp. 4,000 19,635
Capital Futures Corp. 13,801 20,907
Capital Securities Corp. 694,000 562,005
*Career Technology MFG.
Co., Ltd. 2,256 822
Castles Technology Co., Ltd. 21,000 45,305
Cathay Financial Holding Co.,
Ltd. 2,519,397 4,608,221
Cathay Real Estate
Development Co., Ltd. 200,000 120,689
Cayman Engley Industrial Co.,
Ltd., Class A 8,000 7,779
CCP Contact Probes Co., Ltd.,
Class A 10,473 9,038
*Cenra, Inc., Class A 30,000 32,549
Central Reinsurance Co., Ltd.,
Class R 145,284 119,242
#Century Iron & Steel
Industrial Co., Ltd. 66,000 361,129
Chain Chon Industrial Co., Ltd. 38,000 15,921
*Champion Building Materials
Co., Ltd. 65,000 22,356
Shares Value†
TAIWAN — (Continued)
Chang Hwa Commercial Bank,
Ltd. 1,464,219 $ 833,217
Chang Wah Electromaterials,
Inc., Class A 36,000 48,288
Channel Well Technology Co.,
Ltd. 38,000 86,258
Chant Sincere Co., Ltd., Class
A 8,000 12,532
Charoen Pokphand Enterprise,
Class F 9,000 28,140
CHC Healthcare Group 31,000 41,824
Chen Full International Co.,
Ltd. 47,000 70,170
*Cheng Fwa Industrial Co.,
Ltd. 44,000 33,293
Cheng Loong Corp. 278,000 151,677
Cheng Shin Rubber Industry
Co., Ltd. 662,000 1,021,471
Cheng Uei Precision Industry
Co., Ltd., Class A 136,000 207,935
Chenming Electronic
Technology Corp. 56,000 154,432
Chia Chang Co., Ltd. 21,000 25,509
Chicony Electronics Co., Ltd.,
Class A 165,000 794,485
Chicony Power Technology
Co., Ltd. 16,000 53,278
Chien Shing Harbour Service
Co., Ltd. 17,000 25,620
China Airlines, Ltd., Class A 1,055,000 694,361
China Bills Finance Corp.,
Class H 239,000 111,343
China Container Terminal
Corp., Class A 32,000 28,565
China Ecotek Corp. 6,000 10,393
China Glaze Co., Ltd. 19,000 9,564
#China Metal Products, Class
H 119,000 98,413
#China Motor Corp., Class A 102,000 228,027
China Steel Chemical Corp. 4,000 11,431
China Steel Corp. 2,891,000 1,866,590
China Steel Structure Co., Ltd. 29,000 39,624
China Wire & Cable Co., Ltd.,
Class A 43,000 45,241
Chinese Maritime Transport,
Ltd. 25,000 31,540
Ching Feng Home Fashions
Co., Ltd. 35,631 27,294
Chin-Poon Industrial Co., Ltd. 94,000 94,785
Chipbond Technology Corp. 238,000 472,532
ChipMOS Technologies, Inc. 207,000 170,542
ChipMOS Technologies, Inc.,
ADR 2,109 34,820
Chlitina Holding, Ltd. 18,000 64,159
Chong Hong Construction Co.,
Ltd. 68,000 186,036
Chun YU Works & Co., Ltd. 21,000 13,690
Chun Yuan Steel Industry Co.,
Ltd. 146,000 82,853

Dimensional Emerging Markets Value ETF
continued
Shares Value†
TAIWAN — (Continued)
Chung Hung Steel Corp. 9,000 $ 4,530
Chung Hwa Chemical
Industrial Works, Ltd. 46,000 32,936
#*Chung Hwa Pulp Corp. 130,000 51,824
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 31,000 123,097
Chunghwa Precision Test
Tech Co., Ltd. 6,000 136,573
Collins Co., Ltd. 49,000 23,517
Compal Electronics, Inc. 1,447,000 1,237,390
Compeq Manufacturing Co.,
Ltd., Class A 376,000 658,350
Concord International
Securities Co., Ltd. 42,189 16,885
Concord Securities Co., Ltd. 233,550 85,072
Continental Holdings Corp. 155,000 117,766
Contrel Technology Co., Ltd.,
Class A 50,000 59,485
Coremax Corp. 32,000 44,824
#Coretronic Corp. 117,000 229,003
Co-Tech Development Corp. 72,000 107,044
Coxon Precise Industrial Co.,
Ltd., Class R 10,000 4,706
Crowell Development Corp.,
Class H 21,000 23,441
CTBC Financial Holding Co.,
Ltd. 4,254,000 5,227,221
CTCI Corp., Class A 215,000 184,864
CviLux Corp. 29,000 42,299
Cyberlink Corp. 14,000 43,204
CyberPower Systems, Inc. 8,400 73,670
DA CIN Construction Co., Ltd. 59,600 104,728
Da-Li Development Co., Ltd.,
Class A 58,036 84,106
#Darfon Electronics Corp. 88,000 104,418
#Darwin Precisions Corp.,
Class A 139,000 49,545
De Licacy Industrial Co., Ltd. 123,500 55,411
Depo Auto Parts Ind Co., Ltd.,
Class A 39,000 221,321
Dimerco Express Corp. 23,500 54,079
D-Link Corp. 75,000 38,341
DONPON PRECISION, Inc. 53,000 47,477
*Dyaco International, Inc.,
Class H 38,288 28,252
#Dynamic Holding Co., Ltd. 83,000 111,591
#*Dynapack International
Technology Corp., Class F 59,000 319,138
E.Sun Financial Holding Co.,
Ltd. 7,363 6,515
#Eastech Holding, Ltd. 20,000 64,722
*Eastern Media International
Corp. 93,000 47,542
Edison Opto Corp. 99,000 60,979
Edom Technology Co., Ltd. 43,000 33,007
E-Lead Electronic Co., Ltd. 11,000 16,595
*Elite Advanced Laser Corp. 34,000 218,460
Shares Value†
TAIWAN — (Continued)
Elite Semiconductor
Microelectronics Technology,
Inc. 11,000 $ 17,678
Elitegroup Computer Systems
Co., Ltd. 80,000 38,646
Emerging Display
Technologies Corp. 34,000 25,460
Ennoconn Corp. 39,000 326,189
Ennostar, Inc. 178,000 200,356
EnTie Commercial Bank Co.,
Ltd. 49,000 19,993
*Epileds Technologies, Inc. 44,000 31,229
Eson Precision Ind Co., Ltd. 41,000 57,430
Eternal Materials Co., Ltd. 274,650 218,978
Eurocharm Holdings Co., Ltd. 8,000 38,646
Eva Airways Corp. 1,043,000 1,255,526
Evergreen International
Storage & Transport Corp. 182,000 164,456
EVERGREEN Steel Corp. 78,000 201,201
#Everlight Chemical Industrial
Corp. 170,000 89,032
#Everlight Electronics Co., Ltd. 149,000 356,858
Evertop Wire Cable Corp. 32,000 24,263
Excellence Opto, Inc. 60,000 38,270
Excelsior Medical Co., Ltd. 35,168 95,664
Far Eastern Department
Stores, Ltd. 227,000 166,437
Far Eastern International Bank 630,483 253,313
Far Eastern New Century
Corp. 944,000 969,590
Far EasTone
Telecommunications Co., Ltd. 176,000 471,600
Farglory F T Z Investment
Holding Co., Ltd. 55,160 58,984
Farglory Land Development
Co., Ltd. 103,000 192,262
Feedback Technology Corp. 10,800 36,301
Feng Hsin Steel Co., Ltd.,
Class A 137,000 257,440
First Financial Holding Co.,
Ltd. 2,794,600 2,219,393
First Insurance Co., Ltd. (The) 97,000 89,166
*First Steamship Co., Ltd. 253,000 48,649
Fitipower Integrated
Technology, Inc., Class H 7,150 49,071
FLEXium Interconnect, Inc. 75,000 118,891
FocalTech Systems Co., Ltd.,
Class A 70,000 135,916
Forcecon Tech Co., Ltd. 15,425 53,293
#*Forest Water Environment
Engineering Co., Ltd. 28,896 27,014
Formosa Advanced
Technologies Co., Ltd. 44,000 36,594
Formosa Laboratories, Inc. 43,000 81,071
Formosa Oilseed Processing
Co., Ltd. 16,000 14,833
Formosa Optical Technology
Co., Ltd. 4,000 17,447
#Formosa Petrochemical Corp. 220,000 240,409

Dimensional Emerging Markets Value ETF
continued
Shares Value†
TAIWAN — (Continued)
#Formosa Plastics Corp. 924,000 $ 982,272
Formosa Sumco Technology
Corp. 26,000 64,547
Formosan Union Chemical 84,000 45,437
Founding Construction &
Development Co., Ltd. 38,000 20,852
#Franbo Lines Corp. 84,988 53,013
Froch Enterprise Co., Ltd. 53,000 24,940
Fu Chun Shin Machinery
Manufacture Co., Ltd. 65,380 33,832
Fu Hua Innovation Co., Ltd. 132,104 155,098
Fubon Financial Holding Co.,
Ltd. 2,736,729 7,213,403
Fulgent Sun International
Holding Co., Ltd., Class A 60,655 193,441
*Fulltech Fiber Glass Corp.,
Class A 164,379 140,053
Fwusow Industry Co., Ltd. 94,724 41,908
#G Shank Enterprise Co., Ltd. 41,888 95,215
Gallant Precision Machining
Co., Ltd. 18,000 39,452
#Gamania Digital
Entertainment Co., Ltd. 57,000 130,991
GEM Services, Inc., Class A 12,000 24,388
Gemtek Technology Corp. 151,000 133,612
*General Interface Solution
GIS Holding, Ltd. 96,000 140,625
General Plastic Industrial Co.,
Ltd. 20,000 19,948
Genius Electronic Optical Co.,
Ltd., Class B 31,000 363,959
Genovate Biotechnology Co.,
Ltd. 14,420 9,288
*Getac Holdings Corp., Class
A 38,000 127,130
Giant Manufacturing Co., Ltd.,
Class A 106,000 430,854
Giantplus Technology Co., Ltd. 97,000 39,882
#Gigabyte Technology Co.,
Ltd., Class A 97,000 693,009
#Global Brands Manufacture,
Ltd. 139,000 262,502
Global Lighting Technologies,
Inc. 16,000 22,362
Global Mixed Mode
Technology, Inc. 4,000 27,640
Global PMX Co., Ltd., Class F 20,000 57,468
Globaltek Fabrication Co., Ltd. 9,000 17,503
#Globalwafers Co., Ltd. 102,000 983,866
Globe Union Industrial Corp. 96,000 32,867
Gloria Material Technology
Corp. 273,000 376,428
GMI Technology, Inc. 4,136 6,893
Goldsun Building Materials
Co., Ltd., Class H 311,000 381,664
Good Finance Securities Co.,
Ltd. 47,000 30,566
#Gordon Auto Body Parts,
Class A 140,000 148,610
Shares Value†
TAIWAN — (Continued)
Gourmet Master Co., Ltd. 30,000 $ 86,202
Grand Fortune Securities Co.,
Ltd. 119,000 45,765
Grape King Bio, Ltd. 19,000 80,793
Great China Metal Industry 47,000 33,726
Great Wall Enterprise Co., Ltd. 228,000 426,301
Greatek Electronics, Inc.,
Class A 111,000 190,189
GTM Holdings Corp., Class A 53,000 52,697
Harvatek Corp. 59,000 30,161
Heran Co., Ltd. 8,000 21,236
Hey Song Corp. 95,000 116,140
Hi-Clearance, Inc. 6,000 26,780
Highlight Tech Corp. 19,600 27,761
Highwealth Construction Corp. 430,884 549,669
Hitron Technology, Inc. 53,000 35,711
Hiwin Technologies Corp. 42,000 288,903
Hocheng Corp. 65,000 36,175
Holy Stone Enterprise Co., Ltd. 48,700 127,144
Hon Hai Precision Industry
Co., Ltd. 2,906,000 12,856,799
Hong Ho Precision Textile Co.,
Ltd. 34,000 27,480
Hong Pu Real Estate
Development Co., Ltd. 41,000 38,009
Hong TAI Electric Industrial,
Class A 78,000 75,237
#Hota Industrial Manufacturing
Co., Ltd., Class A 96,000 189,701
#Hsin Kuang Steel Co., Ltd. 91,000 122,488
Hsin Yung Chien Co., Ltd. 4,000 11,093
Hu Lane Associate, Inc. 7,125 33,862
HUA ENG Wire & Cable Co.,
Ltd. 79,000 60,640
Hua Jung Components Co.,
Ltd. 63,000 26,297
Hua Nan Financial Holdings
Co., Ltd., Class A 692,153 584,314
Huaku Development Co., Ltd.,
Class A 101,900 331,351
Huang Hsiang Construction
Corp., Class A 32,000 51,527
Huikwang Corp., Class H 17,000 14,351
Hung Ching Development &
Construction Co., Ltd. 52,000 47,313
Hung Sheng Construction, Ltd. 91,000 64,872
Hwa Fong Rubber Industrial
Co., Ltd. 53,000 28,834
Hwacom Systems, Inc. 29,000 19,359
Ibase Technology, Inc. 13,000 24,794
IBF Financial Holdings Co.,
Ltd. 995,689 376,695
#Ichia Technologies, Inc.,
Class F 387,000 442,262
#I-Chiun Precision Industry
Co., Ltd. 80,122 196,153
IKKA Holdings Cayman, Ltd. 4,000 12,882
Innolux Corp. 1,915,531 820,523

Dimensional Emerging Markets Value ETF
continued
Shares Value†
TAIWAN — (Continued)
Inpaq Technology Co., Ltd.,
Class A 30,401 $ 65,017
Integrated Service Technology,
Inc. 9,000 28,421
*IntelliEPI, Inc. 15,000 45,352
#Inventec Corp. 1,035,000 1,315,472
#Iron Force Industrial Co., Ltd. 20,445 61,304
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 26,000 41,460
ITE Technology, Inc. 10,000 40,490
ITEQ Corp. 99,000 197,486
Jarllytec Co., Ltd. 13,000 49,995
Jean Co., Ltd. 70,843 51,831
Jia Wei Lifestyle, Inc., Class A 26,000 40,525
Jih Lin Technology Co., Ltd.,
Class A 15,000 21,902
Jiin Yeeh Ding Enterprise Co.,
Ltd., Class A 25,000 50,183
Johnson Chemical
Pharmaceutical Works Corp.,
Class A 5,000 11,006
Joinsoon Electronics
Manufacturing Co., Ltd., Class
A 24,824 9,780
JPC connectivity, Inc. 12,000 47,088
K Laser Technology, Inc.,
Class A 34,000 18,019
Kedge Construction Co., Ltd. 14,280 35,273
KEE TAI Properties Co., Ltd.,
Class A 28,870 11,419
Kenda Rubber Industrial Co.,
Ltd. 212,200 156,249
Kent Industrial Co., Ltd. 21,000 16,415
Kerry TJ Logistics Co., Ltd.,
Class A 60,000 66,504
*Key Ware Electronics Co.,
Ltd. 14,000 4,005
KGI Financial Holding Co.,
Ltd., Class F 5,758,000 2,970,547
KHGEARS International, Ltd.,
Class F 18,000 85,264
Kindom Development Co., Ltd. 132,000 209,661
King Chou Marine Technology
Co., Ltd. 17,000 23,494
King Yuan Electronics Co.,
Ltd., Class A 539,000 1,462,815
King's Town Bank Co., Ltd. 231,000 348,129
*King's Town Construction
Co., Ltd. 21,000 31,188
Kinko Optical Co., Ltd. 99,000 76,301
Kinpo Electronics 440,000 271,019
Kinsus Interconnect
Technology Corp. 124,000 291,555
KMC Kuei Meng International,
Inc. 14,000 42,197
Ko Ja Cayman Co., Ltd. 14,000 17,072
#KS Terminals, Inc. 64,000 110,259
#*Kung Sing Engineering
Corp. 106,000 40,600
Shares Value†
TAIWAN — (Continued)
#Kuo Toong International Co.,
Ltd. 103,000 $ 177,769
Kwong Lung Enterprise Co.,
Ltd. 34,000 55,173
L&K Engineering Co., Ltd. 47,142 347,857
Lanner Electronics, Inc., Class
A 10,000 27,202
Largan Precision Co., Ltd. 35,000 2,473,189
Laster Tech Corp., Ltd. 18,000 16,068
Leadtrend Technology Corp. 16,000 24,663
Lelon Electronics Corp. 26,000 58,531
Lemtech Holdings Co., Ltd.,
Class A 5,000 13,882
*Leofoo Development Co., Ltd. 36,000 19,248
*Li Peng Enterprise Co., Ltd.,
Class A 87,000 16,920
Lien Hwa Industrial Holdings
Corp., Class A 206,160 281,687
#Ligitek Electronics Co., Ltd. 19,000 26,466
Lingsen Precision Industries,
Ltd., Class A 125,000 54,717
Lion Travel Service Co., Ltd. 4,000 17,009
Lite-On Technology Corp. 561,000 1,683,895
Liton Technology Corp., Class
A 40,000 42,523
*Long Bon International Co.,
Ltd. 30,000 16,040
Long Da Construction &
Development Corp., Class A 72,000 78,792
*Longchen Paper & Packaging
Co., Ltd. 242,000 68,931
#Longwell Co. 81,000 193,744
Lotus Pharmaceutical Co., Ltd. 10,000 68,630
Lucky Cement Corp. 40,000 17,322
Lumax International Corp., Ltd. 20,400 60,595
*Lung Yen Life Service Corp.,
Class A 50,000 106,150
Luxe Green Energy
Technology Co., Ltd., Class A 51,330 35,790
Macauto Industrial Co., Ltd.,
Class A 18,000 28,703
Macnica Galaxy, Inc. 8,000 24,463
Macroblock, Inc. 8,000 15,308
#Macronix International Co.,
Ltd. 658,000 408,383
Man Zai Industrial Co., Ltd. 8,000 8,517
Mayer Steel Pipe Corp., Class
A 60,400 54,106
Mega Financial Holding Co.,
Ltd. 1,159,503 1,368,578
Megaforce Co., Ltd. 6,000 5,150
Mercuries & Associates
Holding, Ltd. 25,000 10,631
Mercuries Data Systems, Ltd. 18,000 13,986
#Merida Industry Co., Ltd. 77,000 317,794
Merry Electronics Co., Ltd. 89,784 317,218
#Micro-Star International Co.,
Ltd., Class A 204,000 889,785
Mildef Crete, Inc., Class A 16,000 49,776

Dimensional Emerging Markets Value ETF
continued
Shares Value†
TAIWAN — (Continued)
MIN AIK Technology Co., Ltd. 58,000 $ 46,425
MJ International Co., Ltd.,
Class F 12,267 11,583
*MOSA Industrial Corp., Class
R 16,664 9,717
Motech Industries, Inc. 112,000 65,835
MPI Corp. 30,000 610,637
#Namchow Holdings Co., Ltd. 75,000 110,215
Nan Liu Enterprise Co., Ltd. 9,000 15,815
Nan Pao Resins Chemical
Co., Ltd. 6,000 63,784
Nan Ya Plastics Corp. 1,073,000 1,026,602
Nan Ya Printed Circuit Board
Corp., Class A 79,000 244,042
Nang Kuang Pharmaceutical
Co., Ltd., Class A 25,000 28,570
Nantex Industry Co., Ltd.,
Class A 19,000 15,862
#*Nanya Technology Corp. 308,000 346,684
National Aerospace Fasteners
Corp. 4,000 11,794
*New Asia Construction &
Development Corp., Class H 41,000 23,588
*Newmax Technology Co., Ltd. 13,000 8,373
#Nexcom International Co.,
Ltd. 27,000 65,932
Nichidenbo Corp. 29,000 58,484
Nien Hsing Textile Co., Ltd. 19,000 10,871
Niko Semiconductor Co., Ltd. 15,000 18,619
O-Bank Co., Ltd. 435,000 129,073
Ocean Plastics Co., Ltd. 47,000 50,919
#Optimax Technology Corp. 44,000 43,611
#Orient Semiconductor
Electronics, Ltd., Class A 117,000 116,696
Oriental Union Chemical Corp.,
Class F 173,000 73,564
O-TA Precision Industry Co.,
Ltd. 15,000 31,001
*Paiho Shih Holdings Corp. 74,100 49,928
Pan German Universal Motors,
Ltd. 7,000 62,377
Pan Jit International, Inc. 113,000 155,988
Pan-International Industrial
Corp. 229,000 269,218
Parade Technologies, Ltd. 2,000 33,580
Parpro Corp. 15,000 20,167
*PChome Online, Inc., Class A 53,000 61,977
PCL Technologies, Inc. 20,000 59,094
Pegatron Corp. 610,000 1,541,069
Pegavision Corp., Class A 3,000 32,642
*Phihong Technology Co., Ltd. 97,000 77,945
#Phison Electronics Corp. 53,000 741,566
Phoenix Tours International,
Inc., Class H 12,000 22,024
Pixart Imaging, Inc. 38,000 254,260
Pou Chen Corp. 680,000 696,307
#*Powerchip Semiconductor
Manufacturing Corp. 723,000 319,871
Powertech Technology, Inc. 267,000 905,778
Shares Value†
TAIWAN — (Continued)
President Securities Corp. 261,000 $ 191,774
Primax Electronics, Ltd. 162,000 377,357
Prince Housing &
Development Corp. 350,000 99,694
Promate Electronic Co., Ltd.,
Class L 35,000 77,479
Prosperity Dielectrics Co., Ltd. 50,000 55,342
Qisda Corp. 510,000 425,757
*QST International Corp. 21,357 35,926
Qualipoly Chemical Corp. 20,000 33,893
Quang Viet Enterprise Co.,
Ltd. 14,000 36,813
*Quanta Computer, Inc., Class
A 184,000 1,372,104
Quanta Storage, Inc. 89,000 224,844
*Quintain Steel Co., Ltd.,
Class A 47,678 14,773
Radium Life Tech Co., Ltd.,
Class A 404,932 159,527
#Raydium Semiconductor
Corp. 16,000 162,837
Rechi Precision Co., Ltd.,
Class A 146,000 135,350
Rexon Industrial Corp., Ltd. 43,000 42,620
Rich Development Co., Ltd.,
Class A 239,990 67,458
*Right WAY Industrial Co., Ltd. 43,000 15,999
*RiTdisplay Corp. 35,000 37,207
*Ritek Corp. 298,000 99,231
Ruentex Development Co.,
Ltd. 340,300 349,525
Run Long Construction Co.,
Ltd., Class A 19,000 19,159
Sampo Corp. 80,000 63,534
San Fang Chemical Industry
Co., Ltd. 100,000 122,565
San Shing Fastech Corp.,
Class A 7,000 11,600
Sanyang Motor Co., Ltd. 119,000 257,474
Savior Lifetec Corp. 79,000 47,549
SCI Pharmtech, Inc. 28,000 63,121
ScinoPharm Taiwan, Ltd. 86,000 50,552
SDI Corp., Class A 34,000 76,222
Sea Sonic Electronics Co., Ltd. 5,000 9,943
Senao International Co., Ltd. 12,000 11,913
Senao Networks, Inc. 5,815 31,818
#Sercomm Corp. 112,000 365,944
Sesoda Corp. 66,000 68,408
Shanghai Commercial &
Savings Bank, Ltd. (The),
Class A 917,466 1,348,244
Shan-Loong Transportation
Co., Ltd., Class A 17,000 8,292
Sharehope Medicine Co., Ltd. 19,461 16,825
Sheh Fung Screws Co., Ltd.,
Class A 7,000 8,930
Sheng Yu Steel Co., Ltd. 25,000 18,760
ShenMao Technology, Inc.,
Class A 33,000 60,360

Dimensional Emerging Markets Value ETF
continued
Shares Value†
TAIWAN — (Continued)
Shieh Yih Machinery Industry
Co., Ltd. 75,000 $ 65,894
Shih Her Technologies, Inc. 28,000 86,671
*Shih Wei Navigation Co., Ltd. 114,910 58,024
Shihlin Electric & Engineering
Corp., Class A 55,000 244,192
*Shin Kong Financial Holding
Co., Ltd. 2,868,594 1,058,356
Shin Zu Shing Co., Ltd. 69,246 402,706
Shinkong Insurance Co., Ltd. 42,000 139,855
Shinkong Synthetic Fibers
Corp. 414,000 161,157
#Shuttle, Inc. 120,000 62,471
Sigurd Microelectronics Corp. 197,000 444,102
Silicon Power Computer &
Communications, Inc. 10,000 7,864
Simplo Technology Co., Ltd. 50,000 545,602
Sincere Navigation Corp.,
Class A 108,000 78,004
Sino-American Silicon
Products, Inc., Class A 225,000 777,366
Sinon Corp. 167,000 209,122
SinoPac Financial Holdings
Co., Ltd., Class H 3,771,132 2,511,494
Sinphar Pharmaceutical Co.,
Ltd. 43,320 43,004
Sinyi Realty, Inc., Class F 73,000 63,681
Sitronix Technology Corp. 8,000 53,153
Siward Crystal Technology
Co., Ltd. 32,000 20,911
Solar Applied Materials
Technology Corp. 196,000 324,798
Solteam, Inc. 32,000 48,276
Song Shang Electronics Co.,
Ltd., Class A 39,000 32,070
Sonix Technology Co., Ltd.,
Class A 30,000 32,642
Southeast Cement Co., Ltd. 49,000 28,267
Speed Tech Corp. 55,000 70,334
Sports Gear Co., Ltd., Class F 19,000 68,912
St. Shine Optical Co., Ltd. 15,000 80,902
Standard Chemical &
Pharmaceutical Co., Ltd. 35,000 63,690
Standard Foods Corp., Class A 149,000 156,999
#S-Tech Corp. 68,222 61,859
Sun Max Tech, Ltd. 10,000 14,570
*Sunko INK Co., Ltd. 9,000 3,335
Sunny Friend Environmental
Technology Co., Ltd. 16,000 39,321
Sunonwealth Electric Machine
Industry Co., Ltd. 24,000 64,609
*Sunplus Technology Co., Ltd.,
Class A 221,000 146,836
Sunrex Technology Corp.,
Class A 50,000 82,075
Sunspring Metal Corp., Class
A 53,000 43,665
Superalloy Industrial Co., Ltd. 71,000 137,636
Supreme Electronics Co., Ltd. 196,933 312,797
Shares Value†
TAIWAN — (Continued)
Swancor Holding Co., Ltd. 23,000 $ 53,072
Sweeten Real Estate
Development Co., Ltd. 35,806 34,929
Symtek Automation Asia Co.,
Ltd. 8,307 40,258
#Syncmold Enterprise Corp. 47,000 116,534
Synmosa Biopharma Corp. 7,236 7,296
Synnex Technology
International Corp. 367,000 813,567
Syn-Tech Chem & Pharm Co.,
Ltd., Class A 8,000 23,262
Systex Corp. 24,000 90,048
TA Chen Stainless Pipe 417,404 546,176
Ta Ya Electric Wire & Cable 243,167 271,427
TAI Roun Products Co., Ltd. 26,000 11,584
TA-I Technology Co., Ltd. 25,000 36,465
*Tai Tung Communication Co.,
Ltd. 86,385 56,315
Taichung Commercial Bank
Co., Ltd. 1,128,674 698,738
TaiDoc Technology Corp. 23,000 96,364
#Taiflex Scientific Co., Ltd. 105,770 147,165
Taimide Tech, Inc. 43,000 68,299
Tainan Enterprises Co., Ltd. 44,000 41,272
Tainan Spinning Co., Ltd. 17,000 6,378
Tai-Saw Technology Co., Ltd. 22,000 13,517
#Taishin Financial Holding
Co., Ltd. 3,245,444 1,694,616
*Taisun Enterprise Co., Ltd. 61,000 39,385
TAI-TECH Advanced
Electronics Co., Ltd. 16,000 47,625
Taiwan Business Bank 2,150,855 951,587
Taiwan Chinsan Electronic
Industrial Co., Ltd. 51,000 49,911
Taiwan Cogeneration Corp. 17,000 21,713
Taiwan Cooperative Financial
Holding Co., Ltd. 1,892,261 1,440,658
Taiwan Fertilizer Co., Ltd. 222,000 355,389
Taiwan Fire & Marine
Insurance Co., Ltd. 51,000 54,695
Taiwan Fructose Co., Ltd. 20,140 9,540
Taiwan FU Hsing Industrial
Co., Ltd. 37,000 54,951
#*Taiwan Glass Industry Corp. 518,000 227,555
#Taiwan Hon Chuan
Enterprise Co., Ltd. 59,288 285,475
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 90,608 90,231
Taiwan Mask Corp. 63,000 61,064
Taiwan Navigation Co., Ltd. 97,000 83,707
Taiwan Optical Platform Co.,
Ltd. 5,000 12,507
Taiwan Paiho, Ltd. 85,000 154,942
Taiwan PCB Techvest Co.,
Ltd. 68,000 63,996
Taiwan Sanyo Electric Co.,
Ltd. 12,000 14,239
#Taiwan Semiconductor Co.,
Ltd. 100,000 145,390

Dimensional Emerging Markets Value ETF
continued
Shares Value†
TAIWAN — (Continued)
Taiwan Surface Mounting
Technology Corp. 100,000 $ 318,919
Taiwan Takisawa Technology
Co., Ltd. 23,000 38,330
Taiwan Union Technology
Corp. 94,000 399,712
Taiwan-Asia Semiconductor
Corp. 38,000 25,782
Taiyen Biotech Co., Ltd., Class
A 30,000 29,500
#*Tatung Co., Ltd. 536,000 680,411
*TBI Motion Technology Co.,
Ltd. 20,000 24,951
TCC Group Holdings Co., Ltd. 1,593,188 1,476,973
TCI Co., Ltd. 28,000 130,007
Te Chang Construction Co.,
Ltd. 15,000 26,874
Team Group, Inc. 12,000 27,577
Teco Electric and Machinery
Co., Ltd. 254,000 389,938
Test Research, Inc. 2,000 6,691
Test Rite International Co., Ltd. 26,000 16,503
Thermaltake Technology Co.,
Ltd. 28,000 24,207
Thinking Electronic Industrial
Co., Ltd. 6,000 23,919
Thye Ming Industrial Co., Ltd. 34,000 76,328
Ton Yi Industrial Corp. 275,000 155,200
Tong Hsing Electronic
Industries, Ltd., Class H 71,420 235,588
Tong Yang Industry Co., Ltd.,
Class A 205,000 842,870
Tong-Tai Machine & Tool Co.,
Ltd., Class A 57,000 44,555
Topco Technologies Corp. 9,000 18,178
Topkey Corp. 22,000 124,504
Topoint Technology Co., Ltd.,
Class A 64,000 53,528
Toung Loong Textile
Manufacturing, Class F 6,000 3,245
Tripod Technology Corp.,
Class R 164,000 940,937
Tsann Kuen Enterprise Co.,
Ltd. 10,000 8,348
TSC Auto ID Technology Co.,
Ltd. 6,000 34,706
TSEC Corp. 49,000 23,900
TSRC Corp. 185,000 108,167
Tung Ho Steel Enterprise
Corp. 159,000 320,655
Tung Thih Electronic Co., Ltd.,
Class A 20,000 41,585
TURVO International Co., Ltd. 4,000 21,699
TXC Corp. 55,000 152,190
#TYC Brother Industrial Co.,
Ltd. 161,000 242,635
Tycoons Group Enterprise 1,000 256
Tyntek Corp. 125,000 61,947
UDE Corp., Class A 27,000 68,887
Shares Value†
TAIWAN — (Continued)
U-MEDIA Communications,
Inc. 8,000 $ 11,644
#U-Ming Marine Transport
Corp. 245,000 400,635
Unic Technology Corp. 21,000 19,107
Unimicron Technology Corp. 547,000 1,605,956
Union Bank Of Taiwan 254,685 132,188
*Union Insurance Co., Ltd. 18,000 16,209
Uni-President Enterprises
Corp., Class A 405,000 972,517
Unitech Computer Co., Ltd. 10,000 12,022
#*Unitech Printed Circuit
Board Corp. 283,237 213,426
#United Microelectronics Corp. 2,491,000 3,520,408
#United Microelectronics
Corp., Sponsored ADR 308,787 2,173,860
United Orthopedic Corp.,
Class R 33,000 92,036
United Radiant Technology 53,000 36,374
*United Renewable Energy
Co., Ltd. 143,000 38,362
Univacco Technology, Inc.,
Class F 18,000 27,493
Universal Cement Corp. 156,356 136,640
*UPC Technology Corp. 39,000 10,145
UPI Semiconductor Corp. 2,000 11,444
USI Corp. 207,000 66,016
*Usun Technology Co., Ltd. 9,000 10,749
UVAT Technology Co., Ltd.,
Class A 6,000 14,032
Value Valves Co., Ltd. 14,000 37,426
#Vanguard International
Semiconductor Corp. 148,000 416,008
Ventec International Group
Co., Ltd., Class H 24,000 50,802
Viking Tech Corp. 33,000 32,398
Visco Vision, Inc. 3,000 15,336
Wafer Works Corp. 214,245 134,644
Wah Hong Industrial Corp. 42,000 43,598
Wah Lee Industrial Corp. 57,000 169,130
Walsin Lihwa Corp. 688,629 444,617
Walsin Technology Corp. 119,000 290,589
Walton Advanced Engineering,
Inc., Class A 123,000 47,111
#Wan Hai Lines, Ltd., Class A 99,450 256,531
*We & Win Development Co.,
Ltd. 49,000 16,240
*We&Win Diversification Co.,
Ltd. 66,000 45,605
WEI Chih Steel Industrial Co.,
Ltd. 51,000 29,101
Wei Chuan Foods Corp., Class
H 96,000 48,776
Weikeng Industrial Co., Ltd. 191,000 195,879
Well Shin Technology Co.,
Ltd., Class A 23,000 42,069
*Win Semiconductors Corp.,
Class A 164,000 464,059

Dimensional Emerging Markets Value ETF
continued
Shares Value†
TAIWAN — (Continued)
#*Winbond Electronics Corp.,
Class A 858,194 $ 422,617
Winstek Semiconductor Co.,
Ltd. 23,000 64,578
#Wisdom Marine Lines Co.,
Ltd. 203,000 383,366
Wistron Corp. 961,000 3,049,792
Wistron NeWeb Corp. 138,726 546,524
WITS Corp., Class A 27,000 83,998
Wonderful Hi-Tech Co., Ltd. 50,000 57,140
WPG Holdings, Ltd. 366,000 772,442
WT Microelectronics Co., Ltd.,
Class A 178,839 651,432
Xxentria Technology Materials
Corp. 43,070 68,275
Yageo Corp., Class A 155,879 2,237,078
YC INOX Co., Ltd. 134,974 89,468
Yea Shin International
Development Co., Ltd., Class
A 66,743 70,952
Yem Chio Co., Ltd. 172,000 86,583
*Yen Sun Technology Corp. 4,000 5,240
*Yeong Guan Energy
Technology Group Co., Ltd. 9,056 8,282
YFY, Inc., Class A 405,000 330,504
Yieh Phui Enterprise Co., Ltd.,
Class A 256,102 126,518
Youngtek Electronics Corp.,
Class A 29,000 55,945
Yuanta Financial Holding Co.,
Ltd. 3,585,887 3,486,886
Yuanta Futures Co., Ltd. 14,075 36,218
Yuen Chang Stainless Steel
Co., Ltd. 20,000 10,162
Yuen Foong Yu Consumer
Products Co., Ltd. 20,000 25,795
#Yulon Motor Co., Ltd., Class
A 173,528 213,227
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 6,000 14,126
YungShin Global Holding
Corp., Class A 52,000 106,657
Zeng Hsing Industrial Co., Ltd. 18,000 55,886
Zenitron Corp. 50,000 49,714
Zero One Technology Co., Ltd. 20,000 77,541
#Zhen Ding Technology
Holding, Ltd., Class A 258,000 788,125
*Zig Sheng Industrial Co., Ltd.,
Class H 116,000 34,746
*Zinwell Corp. 27,000 9,962
Zippy Technology Corp. 18,000 29,885
#Zyxel Group Corp., Class A 212,098 198,284
TOTAL TAIWAN 164,132,119
THAILAND — (1.4%)
AAPICO Hitech PCL - NVDR 3,800 1,365
AAPICO Hitech PCL, Class F 99,200 35,635
*Absolute Clean Energy PCL,
Class F 428,400 17,057
AP Thailand PCL 211,300 50,603
Shares Value†
THAILAND — (Continued)
AP Thailand PCL - NVDR 768,800 $ 184,116
Asian Sea Corp. PCL, Class F 65,500 15,098
Bangchak Corp. PCL - NVDR,
Class R 241,300 258,239
Bangkok Bank PCL - NVDR,
Class F 329,700 1,381,769
Bangkok Bank PCL, Class F 52,300 219,189
Bangkok Land PCL, Class F 4,234,152 51,968
Bangkok Life Assurance PCL
- NVDR 224,300 112,805
Banpu PCL - NVDR 2,086,900 268,633
Banpu PCL, Class F 828,100 106,596
Berli Jucker PCL - NVDR 42,100 29,995
Berli Jucker PCL, Class F 277,300 197,567
*Better World Green PCL 1,232,101 9,590
*Better World Green PCL -
NVDR, Class A 88,000 685
#Cal-Comp Electronics
Thailand PCL 8 1
#Cal-Comp Electronics
Thailand PCL - NVDR, Class A 14,950 2,663
Charoen Pokphand Foods
PCL - NVDR 71,800 56,959
Charoen Pokphand Foods
PCL, Class F 566,700 449,560
*CP AXTRA PCL - NVDR,
Class A 6,111 4,619
Eastern Polymer Group PCL 349,500 27,830
Eastern Polymer Group PCL
- NVDR 51,800 4,125
*Energy Absolute PCL 870,800 56,828
*Energy Absolute PCL - NVDR 170,800 11,146
GFPT PCL 316,000 95,543
GFPT PCL - NVDR 44,900 13,575
#Hana Microelectronics PCL,
Class F 233,000 134,618
Indorama Ventures PCL
- NVDR 67,500 38,393
Indorama Ventures PCL,
Class F 301,300 171,373
#IRPC PCL 963,500 25,094
IRPC PCL - NVDR 727,200 18,939
*Italian-Thai Development
PCL, Class F 1,813,500 15,201
Kasikornbank PCL 79,600 380,069
Kasikornbank PCL - NVDR 48,800 233,007
Khon Kaen Sugar Industry
PCL, Class F 520,300 23,675
Kiatnakin Phatra Bank PCL
- NVDR 3,500 5,239
Kiatnakin Phatra Bank PCL,
Class F 46,900 70,199
Krung Thai Bank PCL - NVDR 671,100 437,958
Krung Thai Bank PCL, Class F 415,900 271,415
LH Financial Group PCL,
Class R 1,845,815 43,099
LPN Development PCL 222,800 13,473
Noble Development PCL,
Class F 58,100 3,687

Dimensional Emerging Markets Value ETF
continued
Shares Value†
THAILAND — (Continued)
Northeast Rubber PCL, Class
F 167,100 $ 20,509
Origin Property PCL - NVDR 214,000 12,620
Origin Property PCL, Class F 178,100 10,503
Polyplex Thailand PCL, Class
A 149,300 48,716
Precious Shipping PCL
- NVDR 289,000 51,043
Precious Shipping PCL, Class
F 114,470 20,218
Pruksa Holding PCL 251,400 36,124
PTT Exploration & Production
PCL - NVDR, Class F 81,100 241,564
#PTT Global Chemical PCL -
NVDR, Class R 169,200 87,626
PTT Global Chemical PCL,
Class F 432,400 223,934
PTT PCL 354,800 329,256
PTT PCL - NVDR 3,164,400 2,936,578
Quality Houses PCL, Class F 2,409,700 108,204
Rojana Industrial Park PCL
- NVDR 42,500 7,443
Rojana Industrial Park PCL,
Class F 228,200 39,963
S Hotels & Resorts PCL
- NVDR 190,400 9,690
S Hotels & Resorts PCL, Class
F 415,400 21,140
Sansiri PCL 4,691,500 195,216
Sansiri PCL - NVDR, Class A 2,086,600 86,825
SC Asset Corp. PCL 799,900 55,554
SC Asset Corp. PCL - NVDR 280,400 19,474
SCB X PCL 59,800 213,028
SCB X PCL - NVDR, Class F 22,000 78,371
SCG Packaging PCL, Class F 280,000 118,186
Siam Cement PCL (The) 107,900 516,809
Siam Cement PCL (The)
- NVDR 62,600 299,835
Somboon Advance
Technology PCL - NVDR 200 69
Somboon Advance
Technology PCL, Class F 75,500 26,218
SPCG PCL 242,500 57,349
Sri Trang Agro-Industry PCL -
NVDR, Class F 176,600 71,369
Sri Trang Agro-Industry PCL,
Class F 97,700 39,484
Sri Trang Gloves Thailand
PCL, Class F 345,500 71,365
Star Petroleum Refining PCL 271,401 44,279
Supalai PCL 355,000 167,909
Supalai PCL - NVDR, Class A 115,600 54,677
*Super Energy Corp. PCL,
Class R 3,507,900 14,702
Susco PCL, Class F 104,300 8,555
Thai Oil PCL 61,900 49,568
#Thai Oil PCL - NVDR 328,519 263,071
Thanachart Capital PCL
- NVDR 1,300 1,858
Shares Value†
THAILAND — (Continued)
#Thoresen Thai Agencies PCL
- NVDR, Class A 146,800 $ 18,105
Thoresen Thai Agencies PCL,
Class F 301,800 37,222
TMBThanachart Bank PCL 3,988,400 218,493
TMBThanachart Bank PCL -
NVDR, Class R 1,000 55
TPI Polene PCL, Class F 2,294,000 64,552
TPI Polene Power PCL 1,086,400 68,296
TOTAL THAILAND 12,614,823
TURKEY — (0.8%)
Akbank TAS 552,362 696,561
*Akenerji Elektrik Uretim A/S 85,945 19,777
Aksa Enerji Uretim A/S 38,365 31,023
Alarko Holding A/S 46,878 111,711
Albaraka Turk Katilim Bankasi
A/S 278,742 43,558
Anadolu Anonim Turk Sigorta
Sirketi 1,144 2,601
#Anadolu Efes Biracilik Ve
Malt Sanayii A/S 25,999 107,890
*Arcelik A/S, Class A 394 1,165
Aygaz A/S 4,406 14,664
*Bera Holding A/S 191,646 72,453
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 160 1,510
Deva Holding A/S 6,309 9,301
#Dogus Otomotiv Servis ve
Ticaret A/S 21,568 109,635
#Enka Insaat ve Sanayi A/S 121,147 201,598
*Eregli Demir ve Celik
Fabrikalari TAS 699,927 409,476
*Esenboga Elektrik Uretim A/S 25,036 26,820
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S., Class
A 4,074 40,756
#*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 431,207 260,341
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 51,178 51,471
Kervan Gida Sanayi Ve Ticaret
A/S, Class A 163,572 8,549
KOC Holding A/S 239,982 859,223
*Kordsa Teknik Tekstil A/S 7,531 10,770
*NET Holding A/S, Class F 64,582 61,560
*Petkim Petrokimya Holding
A/S, Class H 240,605 101,035
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 7,008 2,688
Sekerbank Turk A/S 432,932 58,310
*TAV Havalimanlari Holding
A/S, Class A 21,791 129,466
*Tekfen Holding A/S 72,188 257,146
*Tukas Gida Sanayi ve Ticaret
A/S 436,013 27,095
*Turk Hava Yollari AO 222,976 1,647,981

Dimensional Emerging Markets Value ETF
continued
Shares Value†
TURKEY — (Continued)
*Turk Telekomunikasyon A/S 30,907 $ 42,190
Turkcell Iletisim Hizmetleri A/S 158,774 371,136
Turkiye Garanti Bankasi A/S 128,897 344,197
*Turkiye Halk Bankasi A/S 39,263 20,520
Turkiye Is Bankasi A/S 635,979 170,323
Turkiye Petrol Rafinerileri A/S 251,049 813,989
#Turkiye Sise ve Cam
Fabrikalari A/S 328,292 291,931
*Turkiye Vakiflar Bankasi TAO 115,312 62,124
Vestel Beyaz Esya Sanayi ve
Ticaret A/S 69,261 20,926
*Vestel Elektronik Sanayi ve
Ticaret A/S 58,376 61,290
*Yapi ve Kredi Bankasi A/S,
Class A 252,074 149,174
*Zorlu Enerji Elektrik Uretim
A/S, Class H 332,780 27,688
TOTAL TURKEY 7,751,622
UNITED ARAB EMIRATES — (1.8%)
Abu Dhabi Commercial Bank
PJSC 561,752 1,780,208
Abu Dhabi National Hotels 3,084,533 436,683
*Abu Dhabi Ports Co. PJSC 346,015 373,989
Agility Global PLC 1,101,822 368,969
Agthia Group PJSC, Class A 5,242 6,451
Ajman Bank PJSC 287,829 118,327
Amanat Holdings PJSC 476,486 140,103
*Bank of Sharjah, Class A 387,817 96,926
Dana Gas PJSC, Class A 2,342,216 475,069
Deyaar Development PJSC 725,416 181,895
Dubai Investments PJSC 876,252 553,465
Emaar Development PJSC 165,104 600,084
Emaar Properties PJSC 2,162,328 7,711,982
Emirates NBD Bank PJSC 491,945 2,752,337
*EMSTEEL Building Materials
PJSC 445,926 140,829
*Ghitha Holding PJSC 16,826 81,082
*Modon Holding PSC 99,152 82,333
National Bank of Ras Al-
Khaimah PSC (The), Class K 18,977 35,133
National Central Cooling Co.
PJSC 132,757 95,419
*RAK Properties PJSC 598,262 206,856
Ras Al Khaimah Ceramics
PJSC 124,793 84,598
TOTAL UNITED ARAB
EMIRATES 16,322,738
TOTAL COMMON STOCKS 916,139,201
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Banco Bradesco SA 1.430% 576,827 1,398,918
Banco do Estado do Rio
Grande do Sul SA, Class B
1.590% 101,822 206,831
Banco Pine SA 0.290% 13,753 11,661
Cia de Ferro Ligas da Bahia
FERBASA 3.390% 48,313 61,870
Shares Value†
BRAZIL — (Continued)
Eucatex SA Industria e
Comercio 5.170% 14,170 $ 31,462
Gerdau SA 5.340% 76,310 202,050
Marcopolo SA 4.900% 164,880 205,030
Petroleo Brasileiro SA 6.250% 722,676 3,828,214
Raizen SA 0.550% 296,850 94,906
Randon SA Implementos e
Participacoes 3.980% 74,400 117,880
Taurus Armas SA 5.970% 9,700 14,529
TOTAL BRAZIL 6,173,351
COLOMBIA — (0.0%)
Grupo de Inversiones
Suramericana SA, Class O
1.530% 42,511 379,220
TOTAL COLOMBIA 379,220
TOTAL PREFERRED
STOCKS 6,552,571
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Pine SA 3/23/2028 26 –
TOTAL BRAZIL –
KOREA, REPUBLIC OF — (0.0%)
*Samsung SDI Co., Ltd.
5/23/2025 2,327 56,395
TOTAL KOREA, REPUBLIC
OF 56,395
MALAYSIA — (0.0%)
*Top Glove Corp. BHD
12/31/2030 31,115 1,586
TOTAL MALAYSIA 1,586
THAILAND — (0.0%)
*Bangkok Ranch PCL 9/1/2026 1,400 2
*Better World Green PCL
12/31/2027 205,350 –
*Better World Green PCL,
Class A 12/31/2027 14,666 –
*Eastern Power Group PCL
6/29/2025 425 –
*Energy Absolute PCL
2/13/2028 28,467 273
*Energy Absolute PCL
2/13/2028 145,133 1,390
*Northeast Rubber PCL, Class
A 5/15/2026 27,850 150
TOTAL THAILAND 1,815
TOTAL RIGHTS/WARRANTS 59,796
TOTAL INVESTMENT SECURITIES — (98.8%)
(Cost $806,453,181) 922,751,568
SECURITIES LENDING COLLATERAL — ( 1.2% )
@§The DFA Short Term
Investment Fund 947,479 10,957,596
TOTAL INVESTMENTS — ( 100.0% )
(Cost $817,410,777) $ 933,709,164

Dimensional Emerging Markets Value ETF
continued
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $23,828,803 which represented 2.6% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 26,258,579 $ — $ — $ 26,258,579
Chile ................................ 3,990,485 — — 3,990,485
China ............................... 262,404,178 161,847 287 262,566,312
Colombia ............................ 972,650 — — 972,650
Czech ............................... 1,588,210 — — 1,588,210
Greece .............................. 6,246,945 — — 6,246,945
Hungary ............................. 1,807,641 — — 1,807,641
India ................................ 186,956,650 71,903 — 187,028,553
Indonesia ............................ 13,366,336 8,258 — 13,374,594
Korea, Republic of ..................... 91,777,777 60,552 27,460 91,865,789
Kuwait .............................. 8,110,486 — — 8,110,486
Malaysia ............................. 14,094,933 — — 14,094,933
Mexico .............................. 14,609,113 — — 14,609,113
Philippines ........................... 4,895,646 — — 4,895,646
Poland .............................. 11,088,706 — — 11,088,706
Qatar ............................... 7,460,600 — — 7,460,600
Saudi Arabia .......................... 34,061,094 — — 34,061,094
South Africa .......................... 25,297,563 — — 25,297,563
Taiwan .............................. 164,117,286 14,833 — 164,132,119
Thailand ............................. 7,304,505 5,310,318 — 12,614,823
Turkey .............................. 7,751,622 — — 7,751,622
United Arab Emirates ................... 16,227,319 95,419 — 16,322,738
Preferred Stocks
Brazil ............................... 6,173,351 — — 6,173,351
Colombia ............................ 379,220 — — 379,220
Rights/Warrants
Brazil ............................... — — — —
Korea, Republic of ..................... 56,395 — — 56,395
Malaysia ............................. 1,586 — — 1,586
Thailand ............................. 1,815 — — 1,815
Securities Lending Collateral ............... — 10,957,596 — 10,957,596
Total Investments ........................ $917,000,691 $16,680,726 $27,747> $933,709,164
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (98.2%)
BRAZIL — (3.1%)
*Allianca Saude e
Participacoes SA 3,100 $ 3,198
Allied Tecnologia SA, Class A 94,010 116,404
Allos SA 358,336 1,345,643
*Allpark Empreendimentos
Participacoes e Servicos SA 55,193 29,052
Alupar Investimento SA 137,699 749,618
Ambev SA 53,000 136,399
#Ambev SA, Sponsored ADR 554,944 1,404,008
*Ambipar Participacoes e
Empreendimentos S/A 6,600 142,226
*Automob Participacoes SA 81,217 3,873
Azzas 2154 SA, Class R 36,215 203,675
B3 SA - Brasil Bolsa Balcao 943,264 2,247,612
Banco ABC Brasil SA 116,737 447,450
ΩBanco BMG SA 215,474 145,009
Banco Bradesco SA 284,494 614,576
Banco Bradesco SA,
Sponsored ADR 802,301 1,973,660
Banco BTG Pactual SA 139,200 937,032
Banco do Brasil SA 989,452 5,056,143
Banco Mercantil do Brasil SA 21,506 134,018
Banco Santander Brasil SA 199,500 1,040,245
#Banco Santander Brasil SA,
Sponsored ADR 3,112 16,369
BB Seguridade Participacoes
SA, Class H 332,690 2,513,363
Bemobi Mobile Tech SA 89,299 298,273
Blau Farmaceutica SA 35,653 81,301
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 59,750 223,532
#*Braskem SA, Class A,
Sponsored ADR 31,108 115,722
*Brava Energia 178,599 547,652
BRF SA, Class A 521,689 2,091,769
Brisanet Servicos de
Telecomunicacoes SA 122,516 60,161
C&A MODAS SA 333,273 783,528
Caixa Seguridade
Participacoes S/A 31,200 90,160
Centrais Eletricas Brasileiras
SA 171,878 1,334,306
#Centrais Eletricas Brasileiras
SA, Class H, Sponsored ADR 25,630 197,351
*Cia Brasileira de Aluminio 281,929 195,708
*Cia Brasileira de Distribuicao 380,300 284,147
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 49,084 987,419
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 123,258 2,505,835
Cia de Saneamento de Minas
Gerais Copasa MG 232,859 881,848
Cia De Sanena Do Parana 227,670 1,235,790
Shares Value†
BRAZIL — (Continued)
Cia De Sanena Do Parana 131,900 $ 143,283
Cia Energetica de Minas
Gerais 133,530 359,451
Cia Energetica de Minas
Gerais, Class B, Sponsored
ADR 116,130 219,486
Cia Paranaense de Energia
- Copel 327,837 604,553
Cia Paranaense de Energia -
Copel, ADR 21,675 175,784
Cia Siderurgica Nacional SA 536,849 881,883
Cogna Educacao SA 6,313,287 2,877,076
CPFL Energia SA, Class A 93,369 629,838
Cruzeiro do Sul Educacional
SA, Class A 316,503 228,653
CSU Digital SA 18,580 56,350
Cury Construtora e
Incorporadora SA 152,856 743,841
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 383,700 1,680,136
ΩDesktop SA 52,597 85,751
Dexco SA 304,067 297,010
Dimed SA Distribuidora da
Medicamentos 89,327 144,844
Direcional Engenharia SA,
Class A 57,746 370,768
EcoRodovias Infraestrutura e
Logistica SA, Class A 168,100 196,266
Eletromidia SA 37,253 201,222
*Embraer SA 603,900 6,924,999
*Embraer SA, Sponsored ADR 150,068 6,894,124
Empreendimentos Pague
Menos S/A 244,188 142,336
Energisa S/A 198,757 1,612,834
*Eneva SA 571,984 1,364,946
Engie Brasil Energia SA 107,967 792,770
Equatorial Energia SA 747,703 4,861,509
Eternit SA 19,300 15,409
Even Construtora e
Incorporadora SA 86,095 87,442
Ez Tec Empreendimentos e
Participacoes SA 28,403 66,625
Fleury SA 32,921 75,537
Fras-Le SA 70,400 363,602
Gerdau SA, Sponsored ADR 890,208 2,323,443
ΩGPS Participacoes e
Empreendimentos SA 169,413 451,856
Grendene SA, Class A 130,045 127,716
*Grupo Casas Bahia SA 52,122 50,084
Grupo Mateus SA, Class B 178,230 242,408
Grupo SBF SA, Class B 234,402 439,292
Guararapes Confeccoes SA 118,026 169,699
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 140,525 57,586

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
BRAZIL — (Continued)
*Hidrovias do Brasil SA 83,245 $ 44,553
*Hidrovias do Brasil SA 105,498 56,463
Hypera SA, Class A 136,661 582,235
*Infracommerce CXAAS SA 346,115 4,891
Iochpe Maxion SA 101,943 221,842
Irani Papel e Embalagem SA,
Class A 96,789 137,283
*IRB-Brasil Resseguros SA 104,949 886,655
Isa Energia Brasil SA 162,500 688,589
Itau Unibanco Holding SA,
Sponsored ADR 89,099 562,215
Jalles Machado SA 140,156 99,026
JBS S/A, Class A 448,811 3,494,469
JHSF Participacoes SA 392,265 355,446
JSL SA, Class A 18,083 21,528
Kepler Weber SA 21,756 28,822
Klabin SA 939,500 3,075,023
Lavvi Empreendimentos
Imobiliarios SA 98,016 180,748
Localiza Rent a Car SA 5,072 38,488
*Log-in Logistica Intermodal
SA 18,998 74,899
Lojas Renner SA, Class A 1,078,694 2,783,714
ΩLWSA SA 304,275 194,022
M Dias Branco SA, Class H 7,536 33,770
Mahle Metal Leve SA 12,113 63,374
Marcopolo SA 205,526 198,214
Marfrig Global Foods SA 291,900 1,107,502
Melnick Even Desenvolvimento
Imobiliario SA 92,901 53,167
Mills Locacao Servicos e
Logistica SA 161,000 288,932
*Minerva SA 8,400 8,769
Motiva Infraestrutura de
Mobilidade SA 754,498 1,792,489
Moura Dubeux Engenharia S/A 93,188 270,936
*MRV Engenharia e
Participacoes SA 360,506 376,973
*Multilaser Industrial SA 25,862 5,573
Multiplan Empreendimentos
Imobiliarios SA, Class A 181,896 827,004
*Natura & Co. Holding SA 218,028 366,243
Neoenergia SA 93,975 380,123
*Oceanpact Servicos
Maritimos SA, Class A 185,413 177,507
Odontoprev SA, Class A 286,449 540,374
*Oncoclinicas do Brasil
Servicos Medicos SA 13,247 14,156
*Orizon Valorizacao de
Residuos SA 42,634 369,303
Petroleo Brasileiro SA 709,700 4,017,714
Petroleo Brasileiro SA,
Sponsored ADR 572,500 6,045,600
Petroleo Brasileiro SA,
Sponsored ADR 77,872 879,175
Petroreconcavo S/A 236,345 536,028
Plano & Plano
Desenvolvimento Imobiliario
SA 42,938 88,585
Shares Value†
BRAZIL — (Continued)
Porto Seguro SA, Class A 185,928 $ 1,444,691
Positivo Tecnologia SA, Class
H 108,400 117,755
*PRIO SA 684,433 4,075,359
Profarma Distribuidora de
Produtos Farmaceuticos SA 16,300 23,292
*Qualicorp Consultoria e
Corretora de Seguros SA 300,700 109,415
Raia Drogasil SA 795,567 2,788,012
ΩRede D'Or Sao Luiz SA 44,400 251,120
Romi SA, Class A 53,839 87,110
*Rumo SA 281,500 964,620
Santos Brasil Participacoes SA 400,597 958,082
Sao Carlos Empreendimentos
e Participacoes SA 10,700 34,908
Sao Martinho S/A, Class F 195,297 673,022
#Sendas Distribuidora S/A,
ADR 8,878 72,089
ΩSer Educacional SA 156,900 166,007
*Serena Energia SA, Class A 66,249 114,678
*SLC Agricola SA 248,780 869,636
Smartfit Escola de Ginastica e
Danca SA 121,421 524,383
Suzano SA 553,100 4,892,650
#Suzano SA, Class A,
Sponsored ADR 24,300 215,298
SYN prop e tech SA 59,089 52,812
Tegma Gestao Logistica SA 36,051 227,078
Telefonica Brasil SA 95,361 468,094
#Telefonica Brasil SA, ADR 88,514 859,471
TIM SA 495,677 1,659,144
#TIM SA, ADR 5,734 95,643
TOTVS SA 51,000 338,895
Transmissora Alianca de
Energia Eletrica S/A 308,332 1,956,280
Tres Tentos Agroindustrial S/A 154,769 442,869
Trisul SA, Class A 83,572 102,742
Tupy SA 99,800 378,124
Ultrapar Participacoes SA 393,226 1,238,425
#Ultrapar Participacoes SA,
Sponsored ADR 42,882 135,078
Unifique Telecomunicacoes
S/A, Class A 232,542 160,604
Unipar Carbocloro SA 12,878 113,894
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 27,700 26,959
Vale SA, Class A, Sponsored
ADR 1,594,518 14,844,963
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 101,201 442,421
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 70,540 61,302
*Veste SA Estilo 21,000 24,370
Vibra Energia SA, Class A 1,195,478 3,969,864
Vivara Participacoes SA 114,700 447,949
Vulcabras SA 115,199 341,849
WEG SA, Class A 286,983 2,262,854

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
BRAZIL — (Continued)
Wilson Sons SA 118,659 $ 359,033
Wiz Co. 98,684 104,063
YDUQS Participacoes SA 212,367 536,038
*Zamp SA, Class A 199,562 110,684
TOTAL BRAZIL 150,250,538
CHILE — (0.5%)
Aguas Andinas SA, Class A 2,637,099 964,775
Banco de Chile 803,697 116,805
Banco de Chile, Sponsored
ADR 66,920 1,975,478
Banco de Credito e
Inversiones SA 29,043 1,138,751
Banco Santander Chile 4,500,696 269,408
Banco Santander Chile,
Sponsored ADR 15,333 369,372
Besalco SA 22,998 17,674
BICECORP SA 1,064,402 290,315
*Camanchaca SA, Class A 3,936 164
*CAP SA 71,067 361,870
Cencosud SA 757,540 2,566,294
Cencosud Shopping SA 174,037 363,938
Cia Cervecerias Unidas SA 105,469 801,706
#Cia Cervecerias Unidas SA,
Sponsored ADR 18,761 285,543
*Clinica Las Condes SA 1,926 27,186
Colbun SA 4,046,008 626,059
Embotelladora Andina SA,
Sponsored ADR 19,739 511,240
Empresa Nacional de
Telecomunicaciones SA 327,894 939,377
Empresas CMPC SA 552,457 857,790
Empresas Copec SA 157,919 1,073,257
Enel Americas SA 5,071,255 493,016
Enel Chile SA 10,668,623 747,376
Enel Chile SA, Sponsored
ADR 24,906 87,171
*Engie Energia Chile SA 505,702 592,729
Falabella SA, Class A 202,729 911,381
Forus SA, Class A 10,648 25,312
Instituto de Diagnostico SA 328 690
Inversiones Aguas
Metropolitanas SA 611,842 550,166
Inversiones La Construccion
SA 38,599 444,425
#Latam Airlines Group SA,
Class A, ADR 19,912 626,233
Latam Airlines Group SA,
Class H 6,053,167 94,619
Parque Arauco SA 344,834 786,000
Plaza SA 150,758 350,724
*Ripley Corp. SA, Class A 1,192,812 546,014
Salfacorp SA 795,854 562,892
*Salmones Camanchaca SA 136 393
Sigdo Koppers SA 452 524
SMU SA, Class A 3,233,341 627,121
Sociedad Matriz SAAM SA,
Class B 894,301 110,449
Shares Value†
CHILE — (Continued)
Sociedad Quimica y Minera de
Chile SA, Class B, Sponsored
ADR 27,393 $ 936,840
SONDA SA 642,028 255,567
Vina Concha y Toro SA 485,002 595,343
TOTAL CHILE 22,901,987
CHINA — (27.7%)
360 Security Technology, Inc.,
Class A 71,900 101,130
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 112,304 234,546
Ω3SBio, Inc., Class A 2,672,500 4,121,771
*5I5J Holding Group Co., Ltd.,
Class A 691,900 300,611
AAC Technologies Holdings,
Inc. 1,239,000 5,935,607
Accelink Technologies Co.,
Ltd., Class A 15,400 90,433
*Addsino Co., Ltd., Class A 46,300 43,415
Advanced Micro-Fabrication
Equipment, Inc., Class A 2,695 69,758
Advanced Technology &
Materials Co., Ltd., Class A 99,700 153,665
*AECC Aero Science and
Technology Co., Ltd., Class A 18,600 62,885
AECC Aero-Engine Control
Co., Ltd., Class A 39,600 97,350
AECC Aviation Power Co.,
Ltd., Class A 12,900 58,175
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 64,700 91,092
Aerospace Intelligent
Manufacturing Technology
Co., Ltd., Class A 30,600 72,112
Agricultural Bank of China,
Ltd., Class H 9,834,000 6,010,956
Aier Eye Hospital Group Co.,
Ltd., Class H 179,646 320,602
Ω#*AInnovation Technology
Group Co., Ltd. 256,100 130,449
#*Air China, Ltd., Class H 1,722,000 1,028,133
Aisino Corp., Class A 66,200 75,000
ΩAK Medical Holdings, Ltd. 558,000 407,273
Ω*Akeso, Inc. 242,000 2,691,593
Alibaba Group Holding, Ltd.,
Class W 4,941,400 74,872,593
#Alibaba Group Holding, Ltd.,
Class W, Sponsored ADR 33,573 4,009,623
#*Alibaba Health Information
Technology, Ltd. 1,778,000 1,155,573
Ω#A-Living Smart City
Services Co., Ltd., Class A 638,250 247,738
All Winner Technology Co.,
Ltd., Class A 9,620 53,118
Allmed Medical Products Co.,
Ltd., Class A 118,000 130,603
*Alpha Group, Class A 39,200 48,130
Ω#*Alphamab Oncology 464,000 386,532

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Aluminum Corp. of China, Ltd.,
Class H 4,610,000 $ 2,478,974
*Amlogic Shanghai Co., Ltd.,
Class A 5,073 50,359
Amoy Diagnostics Co., Ltd.,
Class A 28,000 80,152
*<Amrita Global Development,
Ltd. 320,000 24,759
An Hui Wenergy Co., Ltd.,
Class A 67,200 67,725
*ANE Cayman, Inc. 504,500 538,024
*Angang Steel Co., Ltd., Class
H 1,254,000 237,711
Angel Yeast Co., Ltd., Class A 30,400 147,294
Ω#Angelalign Technology, Inc. 15,200 95,359
Anhui Anfu Battery Technology
Co., Ltd., Class A 15,700 57,160
Anhui Anke Biotechnology
Group Co., Ltd., Class H 64,100 71,916
Anhui Conch Cement Co.,
Ltd., Class A 458,500 1,294,847
Anhui Construction
Engineering Group Co., Ltd.,
Class H 141,400 89,430
Anhui Expressway Co., Ltd.,
Class A 256,000 386,903
*Anhui Golden Seed Winery
Co., Ltd., Class A 12,102 16,423
Anhui Guangxin Agrochemical
Co., Ltd., Class A 113,556 168,620
Anhui Gujing Distillery Co.,
Ltd., Class A 13,000 293,828
Anhui Heli Co., Ltd., Class A 69,700 151,797
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 146,100 140,010
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 80,430 207,235
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 100,100 74,044
Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 19,200 96,195
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 243,000 178,745
Anhui Jinhe Industrial Co.,
Ltd., Class A 36,900 125,973
Anhui Kouzi Distillery Co., Ltd.,
Class A 36,742 179,891
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 134,000 94,146
*Anhui Tatfook Technology
Co., Ltd., Class A 36,100 55,342
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 82,220 93,601
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 80,700 94,090
Shares Value†
CHINA — (Continued)
Anhui Xinbo Aluminum Co.,
Ltd., Class A 51,400 $ 135,758
Anhui Yingjia Distillery Co.,
Ltd., Class A 22,600 136,472
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 49,200 133,668
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 129,900 323,803
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 6,115 155,288
Anjoy Foods Group Co., Ltd.,
Class A 15,100 158,408
Anker Innovations Technology
Co., Ltd., Class A 10,400 127,033
ANTA Sports Products, Ltd. 880,600 10,441,561
Anton Oilfield Services Group 3,624,000 448,636
*Anyang Iron & Steel, Inc. 190,400 48,430
Aoshikang Technology Co.,
Ltd., Class A 19,700 67,281
Aotecar New Energy
Technology Co., Ltd., Class A 251,100 98,393
Apeloa Pharmaceutical Co.,
Ltd., Class A 84,300 159,022
ApicHope Pharmaceutical
Group Co., Ltd., Class A 17,900 98,025
Appotronics Corp., Ltd. 10,949 21,226
APT Medical, Inc., Class A 3,472 198,643
Arctech Solar Holding Co., Ltd. 15,213 97,680
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 62,300 246,521
Ω#AsiaInfo Technologies, Ltd.,
Class R 255,200 307,700
Asian Star Anchor Chain Co.,
Ltd., Class A 76,700 90,692
*ASR Microelectronics Co.,
Ltd., Class A 4,463 58,963
Asymchem Laboratories
Tianjin Co., Ltd., Class A 10,700 120,635
Aurisco Pharmaceutical Co.,
Ltd., Class A 36,600 104,518
Autel Intelligent Technology
Corp., Ltd., Class A 27,846 159,575
Autobio Diagnostics Co., Ltd.,
Class A 21,800 115,426
Avary Holding Shenzhen Co.,
Ltd., Class A 65,400 256,899
AviChina Industry &
Technology Co., Ltd., Class A 3,750,000 1,721,537
*AVICOPTER PLC, Class A 11,300 55,061
Bafang Electric Suzhou Co.,
Ltd., Class A 13,600 50,150
ΩBAIC Motor Corp., Ltd.,
Class H 3,035,000 747,527
*Baidu, Inc. 533,200 5,944,155
Baiyin Nonferrous Group Co.,
Ltd., Class A 433,100 161,373

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Bank of Beijing Co., Ltd.,
Class A 484,128 $ 399,380
Bank of Changsha Co., Ltd.,
Class A 245,300 305,225
Bank of Chengdu Co., Ltd.,
Class H 171,600 400,617
Bank of China, Ltd., Class H 36,652,000 20,512,680
Bank of Chongqing Co., Ltd.,
Class H 669,500 651,827
Bank of Communications Co.,
Ltd., Class H 2,611,000 2,289,553
Bank of Guiyang Co., Ltd.,
Class A 134,500 106,702
Bank of Hangzhou Co., Ltd.,
Class A 255,500 516,396
Bank of Jiangsu Co., Ltd.,
Class A 669,559 935,313
Bank of Nanjing Co., Ltd.,
Class A 386,551 553,795
Bank of Ningbo Co., Ltd.,
Class H 267,300 878,358
ΩBank of Qingdao Co., Ltd.,
Class A 415,500 197,176
Bank of Shanghai Co., Ltd.,
Class A 327,800 467,822
Bank of Suzhou Co., Ltd.,
Class A 241,040 266,452
Bank of Xi'an Co., Ltd., Class
H 124,300 59,132
Ω#*Bank of Zhengzhou Co.,
Ltd., Class H 3,300 392
*Baoding Tianwei Baobian
Electric Co., Ltd. 31,400 32,379
Baoji Titanium Industry Co.,
Ltd., Class A 17,300 69,407
Baoshan Iron & Steel Co., Ltd.,
Class A 891,700 838,589
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 123,195 75,714
Baowu Magnesium
Technology Co., Ltd., Class A 6,720 11,050
Baoxiniao Holding Co., Ltd.,
Class H 601,200 315,760
*Baoye Group Co., Ltd., Class
H 76,000 43,710
*Baozun, Inc., Class A 25,200 21,090
*Baozun, Inc., Class A,
Sponsored ADR 63,502 165,740
BBMG Corp., Class H 1,000,000 90,268
*BE Friends Holding, Ltd.,
Class A 614,000 64,134
Bear Electric Appliance Co.,
Ltd., Class A 21,900 136,401
Beauty Farm Medical And
Health Industry, Inc. 8,500 17,538
Befar Group Co., Ltd., Class A 200,300 112,361
Beibuwan Port Co., Ltd., Class
A 124,500 144,644
*BeiGene, Ltd. 29,200 594,942
Shares Value†
CHINA — (Continued)
#*BeiGene, Ltd., Class A,
Sponsored ADR 2,939 $ 763,582
Beijing Aerospace Shenzhou
Intelligent Equipment
Technology Co., Ltd., Class A 23,200 38,596
Beijing Balance Medical
Technology Co., Ltd., Class A 1,963 30,228
Beijing BDStar Navigation Co.,
Ltd., Class A 14,500 50,937
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 17,160 61,791
*Beijing Capital Development
Co., Ltd., Class A 311,200 101,406
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class H 329,700 143,245
*Beijing Capital International
Airport Co., Ltd., Class A 2,138,000 771,971
Beijing Changjiu Logistics
Corp., Class H 51,800 53,059
*Beijing Compass Technology
Development Co., Ltd., Class
A 3,335 26,966
Beijing CTJ Information
Technology Co., Ltd., Class A 13,800 43,886
*Beijing Cuiwei Tower Co.,
Ltd., Class A 65,500 75,918
Beijing Dabeinong Technology
Group Co., Ltd., Class A 71,300 39,997
Beijing Dahao Technology
Corp., Ltd., Class A 33,840 61,695
Beijing Easpring Material
Technology Co., Ltd., Class A 26,200 136,418
Beijing eGOVA Co., Ltd.,
Class A 12,200 27,241
*Beijing E-Hualu Information
Technology Co., Ltd., Class A 9,900 30,218
*Beijing Energy International
Holding Co., Ltd., Class A 644,600 83,955
Beijing Enlight Media Co., Ltd.,
Class A 72,400 191,920
Beijing Enterprises Holdings,
Ltd. 864,000 3,509,613
Beijing Enterprises Water
Group, Ltd. 6,046,000 1,910,158
*Beijing Fengjing Automotive
Parts Co., Ltd., Class A 421,900 208,247
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 159,840 118,673
*Beijing Haixin Energy
Technology Co., Ltd., Class A 200,100 80,060
Beijing Haohua Energy
Resource Co., Ltd., Class A 204,300 202,806
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 5,868 117,131
*Beijing Jetsen Technology
Co., Ltd., Class H 214,300 155,866
Beijing Jingneng Clean Energy
Co., Ltd., Class A 1,206,000 371,689

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Beijing Jingyuntong
Technology Co., Ltd., Class A 226,700 $ 74,183
Beijing Kingsoft Office
Software, Inc., Class A 2,774 111,823
*Beijing Leike Defense
Technology Co., Ltd., Class A 78,500 46,410
Beijing New Building Materials
PLC, Class H 48,800 188,002
Beijing North Star Co., Ltd.,
Class A 844,000 75,098
Beijing Oriental Jicheng Co.,
Ltd., Class A 7,300 26,638
Beijing Originwater Technology
Co., Ltd., Class A 102,400 62,370
*Beijing Philisense Technology
Co., Ltd., Class A 300 217
Beijing Relpow Technology
Co., Ltd., Class A 37,618 72,669
Beijing Roborock Technology
Co., Ltd., Class A 3,141 83,556
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 19,800 46,770
Beijing Sanyuan Foods Co.,
Ltd., Class A 223,000 133,680
Beijing Shiji Information
Technology Co., Ltd., Class A 79,082 90,573
Beijing Shougang Co., Ltd.,
Class A 268,200 133,119
*Beijing Shunxin Agriculture
Co., Ltd., Class A 7,900 17,303
*Beijing Sifang Automation
Co., Ltd., Class A 26,500 62,923
Beijing Sinnet Technology Co.,
Ltd., Class H 94,100 186,565
*Beijing Sinohytec Co., Ltd.,
Class A 10,750 31,468
Beijing SL Pharmaceutical Co.,
Ltd., Class A 94,600 83,633
*Beijing Sojo Electric Co., Ltd.,
Class A 50,000 43,653
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 240,000 116,812
Beijing Strong Biotechnologies,
Inc., Class A 57,000 109,718
Beijing SuperMap Software
Co., Ltd., Class A 34,700 66,125
*Beijing Teamsun Technology
Co., Ltd., Class A 24,500 30,620
*Beijing Thunisoft Corp., Ltd.,
Class A 63,400 69,387
Beijing Tiantan Biological
Products Corp., Ltd., Class A 43,172 113,314
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd.,
Class A 424,000 460,923
Beijing Tong Ren Tang Co.,
Ltd., Class A 26,900 134,811
Shares Value†
CHINA — (Continued)
*Beijing Tongtech Co., Ltd.,
Class A 74,200 $ 42,440
Beijing Ultrapower Software
Co., Ltd., Class H 117,600 177,050
Beijing United Information
Technology Co., Ltd., Class A 65,800 213,688
*Beijing VRV Software Corp.,
Ltd., Class A 41,700 26,488
Beijing Wandong Medical
Technology Co., Ltd., Class A 14,000 33,782
Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 12,820 115,294
*Beijing Watertek Information
Technology Co., Ltd., Class A 91,700 46,019
Beijing Yanjing Brewery Co.,
Ltd., Class A 77,700 138,773
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 15,200 108,903
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 29,400 42,443
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 1,409,900 1,126,261
*Beiqi Foton Motor Co., Ltd.,
Class A 677,800 244,162
*Bengang Steel Plates Co.,
Ltd., Class A 84,700 43,554
Best Pacific International
Holdings, Ltd., Class A 254,000 79,265
Bestore Co., Ltd., Class A 97,700 158,642
*Bestway Marine & Energy
Technology Co., Ltd., Class R 128,800 104,128
Bethel Automotive Safety
Systems Co., Ltd., Class A 11,340 89,838
Betta Pharmaceuticals Co.,
Ltd., Class A 13,800 95,931
Beyondsoft Corp., Class A 12,600 22,781
BGI Genomics Co., Ltd., Class
A 10,500 69,685
Biem.L.Fdlkk Garment Co.,
Ltd., Class Z 105,910 239,976
*Bilibili, Inc., Class Z 192,960 3,401,503
*Binhai Investment Co., Ltd. 797,955 110,102
Binjiang Service Group Co.,
Ltd. 69,500 240,190
Black Peony Group Co., Ltd.,
Class A 35,000 25,072
Bloomage Biotechnology
Corp., Ltd., Class A 7,347 49,336
Ω#Blue Moon Group Holdings,
Ltd., Class A 720,000 354,675
*Blue Sail Medical Co., Ltd.,
Class A 68,100 47,284
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 64,400 75,794
Bluestar Adisseo Co., Class A 62,400 82,448
ΩBOC Aviation, Ltd., Class A 327,300 2,458,538

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
BOC International China Co.,
Ltd., Class A 43,300 $ 58,760
*BOE HC SemiTek Corp.,
Class A 102,400 93,063
BOE Technology Group Co.,
Ltd., Class A 1,900,700 1,003,504
BOE Varitronix, Ltd., Class A 507,000 356,319
*Bohai Leasing Co., Ltd.,
Class A 490,100 212,935
Bomin Electronics Co., Ltd. 135,600 139,642
Bosideng International
Holdings, Ltd. 8,128,000 4,213,517
BOTH Engineering Technology
Co., Ltd. 40,200 58,809
Bright Dairy & Food Co., Ltd.,
Class A 138,100 156,837
BrightGene Bio-Medical
Technology Co., Ltd., Class A 12,377 82,653
Bros Eastern Co., Ltd., Class A 50,300 34,233
B-Soft Co., Ltd., Class A 104,700 82,053
BTG Hotels Group Co., Ltd.,
Class A 112,700 221,892
*Burning Rock Biotech, Ltd.,
ADR 555 1,643
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 18,700 25,274
BYD Co., Ltd. 358,500 17,114,356
BYD Electronic International
Co., Ltd., Class A 585,000 2,436,651
By-health Co., Ltd., Class A 56,900 85,977
*C&D International Investment
Group, Ltd., Class A 460,517 963,233
C&D Property Management
Group Co., Ltd. 709,000 232,228
C&S Paper Co., Ltd., Class A 138,600 125,771
Caitong Securities Co., Ltd.,
Class A 56,100 56,230
Ω#*CALB Group Co., Ltd. 26,000 54,986
*Cambricon Technologies
Corp., Ltd., Class A 603 58,333
Camel Group Co., Ltd., Class
A 318,700 367,636
Cangzhou Dahua Co., Ltd.,
Class A 54,300 76,300
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 136,400 64,701
Canmax Technologies Co.,
Ltd., Class A 28,800 70,721
Canny Elevator Co., Ltd.,
Class A 93,200 92,518
Canvest Environmental
Protection Group Co., Ltd. 485,000 297,703
*Capital Environment Holdings,
Ltd. 16,000 157
Castech, Inc., Class A 22,330 106,167
Cathay Biotech, Inc. 8,850 63,249
CCCC Design & Consulting
Group Co., Ltd., Class A 110,700 118,718
Shares Value†
CHINA — (Continued)
CCS Supply Chain
Management Co., Ltd., Class
A 83,000 $ 48,728
CECEP Solar Energy Co.,
Ltd., Class A 263,400 156,087
CECEP Wind-Power Corp.,
Class A 643,040 253,743
Center International Group
Co., Ltd., Class A 23,600 32,156
Central China New Life, Ltd.,
Class H 117,000 20,217
#Central China Securities Co.,
Ltd., Class H 1,158,000 213,540
*CETC Chips Technology,
Inc., Class A 15,600 25,738
CETC Cyberspace Security
Technology Co., Ltd., Class A 22,600 46,827
CETC Digital Technology Co.,
Ltd., Class A 7,830 25,934
CETC Potevio
Science&Technology Co., Ltd.,
Class A 6,700 18,940
#CGN Mining Co., Ltd. 1,015,000 188,479
CGN New Energy Holdings
Co., Ltd., Class A 3,086,000 907,331
*CGN Nuclear Technology
Development Co., Ltd., Class
H 155,200 149,157
ΩCGN Power Co., Ltd., Class
F 4,172,000 1,328,851
Changchun Faway Automobile
Components Co., Ltd., Class A 81,600 105,573
*Changchun High-Tech
Industry Group Co., Ltd., Class
A 20,634 249,371
Changchun UP Optotech Co.,
Ltd., Class A 4,200 21,857
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 288,900 126,313
Changjiang Securities Co.,
Ltd., Class A 78,200 69,027
Changshu Fengfan Power
Equipment Co., Ltd., Class A 98,200 55,897
*ChangYuan Technology
Group, Ltd., Class A 170,600 80,689
Changzheng Engineering
Technology Co., Ltd., Class A 36,600 84,289
Changzhou Qianhong
Biopharma Co., Ltd., Class A 120,700 100,899
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 6,800 123,973
Chaowei Power Holdings, Ltd.,
Class A 438,000 75,121
Chaozhou Three-Circle Group
Co., Ltd., Class A 36,200 170,767
*Chen Lin Education Group
Holdings, Ltd. 196,000 34,374

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Cheng De Lolo Co., Ltd.,
Class A 137,500 $ 177,140
Chengdu ALD Aviation
Manufacturing Corp., Class A 8,300 20,142
Chengdu B-Ray Media Co.,
Ltd., Class A 52,900 32,366
*Chengdu CORPRO
Technology Co., Ltd., Class A 11,800 26,445
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 42,200 76,240
Chengdu Galaxy Magnets Co.,
Ltd., Class A 22,200 74,903
*Chengdu Guibao Science &
Technology Co., Ltd., Class A 26,700 67,583
Chengdu Hi-tech Development
Co., Ltd., Class A 12,700 81,318
Chengdu Hongqi Chain Co.,
Ltd., Class A 312,200 244,671
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 58,600 224,870
Chengdu Kanghua Biological
Products Co., Ltd., Class A 18,200 125,968
Chengdu Leejun Industrial Co.,
Ltd., Class A 59,300 53,404
Chengdu Spaceon Electronics
Co., Ltd., Class A 12,700 23,224
Chengdu Wintrue Holding Co.,
Ltd., Class A 183,600 210,277
Chengdu Xingrong
Environment Co., Ltd., Class A 111,200 108,399
Chengtun Mining Group Co.,
Ltd., Class A 212,400 157,405
Chenguang Biotech Group
Co., Ltd., Class A 32,600 48,363
*Chengxin Lithium Group Co.,
Ltd., Class A 38,800 59,801
Chengzhi Co., Ltd., Class A 66,100 68,616
Chifeng Jilong Gold Mining
Co., Ltd., Class A 64,400 232,606
*China Aerospace International
Holdings, Ltd. 634,000 31,476
China Aircraft Leasing Group
Holdings, Ltd. 282,000 149,824
*China Anchu Energy Storage
Group, Ltd., Class A 284,000 7,398
China Animal Husbandry
Industry Co., Ltd., Class A 94,100 86,296
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 77,200 201,353
China Baoan Group Co., Ltd.,
Class A 80,800 85,986
Ω*China Bohai Bank Co., Ltd.,
Class A 1,470,000 172,502
China CAMC Engineering Co.,
Ltd., Class A 133,400 145,447
#China Chunlai Education
Group Co., Ltd., Class H 226,000 122,695
Shares Value†
CHINA — (Continued)
#China Cinda Asset
Management Co., Ltd., Class
H 15,839,000 $ 2,022,078
China CITIC Bank Corp., Ltd.,
Class H 5,459,000 4,315,276
China Coal Energy Co., Ltd.,
Class A 2,629,000 2,715,552
China Coal Xinji Energy Co.,
Ltd., Class H 224,900 206,866
China Communications
Services Corp., Ltd., Class H 2,316,000 1,209,563
China Conch Environment
Protection Holdings, Ltd. 1,370,500 95,435
China Conch Venture
Holdings, Ltd., Class H 2,905,000 2,993,146
China Construction Bank
Corp., Class H 57,252,000 47,102,758
China CSSC Holdings, Ltd.,
Class A 26,900 108,292
China CYTS Tours Holding
Co., Ltd., Class H 71,500 95,455
China Datang Corp Renewable
Power Co., Ltd., Class A 2,091,000 585,125
*China Daye Non-Ferrous
Metals Mining, Ltd., Class A 6,434,000 36,506
China Design Group Co., Ltd.,
Class A 216,700 222,564
#*<China Dili Group 8,000 128
Ω#China East Education
Holdings, Ltd., Class H 1,012,500 769,034
#*China Eastern Airlines Corp.,
Ltd., Class H 1,246,000 372,770
*China Education Group
Holdings, Ltd., Class H 16,370 5,151
China Electronics Huada
Technology Co., Ltd., Class H 1,580,000 283,209
China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 20,000 503
China Energy Engineering
Corp., Ltd., Class A 3,834,000 489,466
China Everbright Bank Co.,
Ltd., Class H 693,000 301,161
China Everbright Environment
Group, Ltd., Class A 3,200,000 1,481,424
*China Express Airlines Co.,
Ltd., Class A 151,600 151,742
ΩChina Feihe, Ltd., Class A 4,984,000 3,779,117
China Film Co., Ltd., Class A 47,100 65,989
*China First Heavy Industries
Co., Ltd., Class A 186,200 66,050
China Foods, Ltd., Class H 1,296,000 518,086
China Galaxy Securities Co.,
Ltd., Class H 2,779,500 2,523,332
*China Gas Holdings, Ltd. 3,280,422 2,969,626
*China Glass Holdings, Ltd. 586,000 17,985
China Gold International
Resources Corp., Ltd., Class A 506,100 3,194,655
China Great Wall Securities
Co., Ltd., Class A 70,700 75,140

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
*China Greatwall Technology
Group Co., Ltd., Class A 10,900 $ 21,985
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 111,800 131,734
China Haisum Engineering
Co., Ltd. 42,600 56,111
China Hanking Holdings, Ltd.,
Class A 782,000 110,926
*China High Speed Railway
Technology Co., Ltd., Class A 287,600 106,369
#*China High Speed
Transmission Equipment
Group Co., Ltd. 442,000 47,308
China Hongqiao Group, Ltd.,
Class H 3,063,000 5,514,008
ΩChina International Capital
Corp., Ltd., Class H 734,000 1,262,661
China International Marine
Containers Group Co., Ltd.,
Class A 1,001,250 632,665
China Isotope & Radiation
Corp. 86,800 126,036
*China Jinmao Holdings
Group, Ltd., Class A 6,510,000 965,415
China Jushi Co., Ltd., Class A 152,300 245,625
China Kepei Education Group,
Ltd., Class A 892,000 151,836
China Kings Resources Group
Co., Ltd., Class A 30,000 94,168
China Leadshine Technology
Co., Ltd., Class A 18,500 121,507
China Lesso Group Holdings,
Ltd., Class H 1,734,000 923,494
China Life Insurance Co., Ltd.,
Class H 2,368,000 4,336,157
China Lilang, Ltd. 746,000 359,787
Ω*China Literature, Ltd., Class
H 765,200 2,659,309
China Longyuan Power Group
Corp., Ltd., Class H 1,771,000 1,402,239
*China Maple Leaf Educational
Systems, Ltd. 1,200,000 54,161
China Medical System
Holdings, Ltd., Class A 1,264,000 1,352,883
China Meheco Group Co.,
Ltd., Class A 136,840 190,777
#China Meidong Auto
Holdings, Ltd. 956,000 255,190
China Mengniu Dairy Co., Ltd.,
Class H 1,797,000 4,500,205
China Merchants Bank Co.,
Ltd., Class A 2,105,500 11,525,717
China Merchants Energy
Shipping Co., Ltd., Class A 277,800 223,441
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 30,200 53,273
China Merchants Port Holdings
Co., Ltd., Class A 2,401,599 3,908,363
Shares Value†
CHINA — (Continued)
China Merchants Property
Operation & Service Co., Ltd.,
Class H 159,900 $ 259,201
ΩChina Merchants Securities
Co., Ltd., Class A 129,600 196,873
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 128,100 161,155
China Minsheng Banking
Corp., Ltd., Class H 2,048,000 961,316
#China Modern Dairy
Holdings, Ltd. 2,629,000 345,801
China National Accord
Medicines Corp., Ltd., Class H 47,510 160,170
China National Building
Material Co., Ltd., Class A 4,379,377 2,129,064
China National Chemical
Engineering Co., Ltd., Class A 139,000 144,290
China National Electric
Apparatus Research Institute
Co., Ltd., Class A 25,627 84,493
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 126,839 143,525
China National Medicines
Corp., Ltd., Class A 66,600 265,459
China National Nuclear Power
Co., Ltd., Class A 718,049 911,235
*China National Software &
Service Co., Ltd., Class A 5,400 33,692
ΩChina New Higher Education
Group, Ltd., Class A 292,747 31,711
*China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 149,300 94,837
China Nonferrous Mining
Corp., Ltd., Class A 2,160,000 1,431,699
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class H 22,600 72,369
China Oilfield Services, Ltd.,
Class H 2,288,000 1,790,935
China Overseas Grand
Oceans Group, Ltd. 1,663,391 368,942
China Overseas Land &
Investment, Ltd., Class H 2,325,000 4,143,487
China Overseas Property
Holdings, Ltd., Class H 1,295,000 900,106
China Pacific Insurance Group
Co., Ltd., Class H 1,825,000 4,965,698
China Petroleum & Chemical
Corp., Class A 20,290,000 10,387,417
China Petroleum Engineering
Corp., Class A 148,100 62,309
China Power International
Development, Ltd., Class A 3,610,000 1,419,849
China Publishing & Media Co.,
Ltd., Class H 70,800 61,716

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
China Qinfa Group, Ltd., Class
H 802,000 $ 112,729
China Railway Group, Ltd.,
Class A 1,629,000 701,621
China Railway Hi-tech Industry
Co., Ltd., Class A 168,600 169,221
China Railway Materials Co.,
Ltd., Class H 308,600 106,074
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class A 1,199,000 482,402
China Railway Tielong
Container Logistics Co., Ltd.,
Class H 123,400 95,521
China Rare Earth Resources
And Technology Co., Ltd.,
Class H 10,700 45,929
China Reinsurance Group
Corp., Class H 4,151,000 481,760
China Resource and
Environment Co., Ltd. 83,000 50,554
China Resources Beer
Holdings Co., Ltd., Class A 1,580,500 5,584,446
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 29,000 105,861
China Resources Building
Materials Technology
Holdings, Ltd., Class A 2,980,000 630,224
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 78,000 202,260
China Resources Gas Group,
Ltd. 1,094,300 3,062,183
China Resources Land, Ltd. 2,496,500 8,450,762
#China Resources Medical
Holdings Co., Ltd., Class A 1,521,000 717,869
China Resources
Microelectronics, Ltd., Class A 24,734 156,670
ΩChina Resources Mixc
Lifestyle Services, Ltd., Class
H 613,600 2,951,408
ΩChina Resources
Pharmaceutical Group, Ltd. 2,049,500 1,295,028
China Resources Power
Holdings Co., Ltd., Class A 1,028,000 2,484,264
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 35,790 202,343
#China Risun Group, Ltd. 2,379,000 770,022
#*China Ruyi Holdings, Ltd. 4,612,000 1,213,262
*China Sanjiang Fine
Chemicals Co., Ltd., Class A 685,000 158,117
ΩChina Shengmu Organic
Milk, Ltd., Class H 30,000 677
China Shenhua Energy Co.,
Ltd., Class A 2,288,500 8,617,251
*China Southern Airlines Co.,
Ltd., Class A 1,292,000 533,148
Shares Value†
CHINA — (Continued)
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 112,600 $ 66,570
China Southern Power Grid
Technology Co., Ltd., Class A 9,734 38,397
China State Construction
Development Holdings, Ltd.,
Class A 932,000 197,104
China State Construction
Engineering Corp., Ltd., Class
A 1,761,900 1,334,773
China State Construction
International Holdings, Ltd. 3,348,000 4,930,450
*China Sunshine Paper
Holdings Co., Ltd., Class H 596,000 149,102
#China Suntien Green Energy
Corp., Ltd., Class H 1,324,000 708,551
China Taiping Insurance
Holdings Co., Ltd., Class A 2,546,000 3,532,691
China Testing & Certification
International Group Co., Ltd.,
Class A 50,380 42,877
China Tianying, Inc., Class H 176,700 102,524
#China Tobacco International
HK Co., Ltd., Class H 306,000 986,499
Ω#China Tourism Group Duty
Free Corp., Ltd., Class A 16,600 113,133
Ω*China Tower Corp., Ltd.,
Class A 5,124,400 7,427,529
#*China Traditional Chinese
Medicine Holdings Co., Ltd.,
Class A 880,000 229,229
China TransInfo Technology
Co., Ltd., Class A 55,600 69,871
China Travel International
Investment Hong Kong, Ltd.,
Class A 1,310,000 170,619
China Tungsten And Hightech
Materials Co., Ltd., Class H 89,850 117,977
#*China Vanke Co., Ltd.,
Class A 1,411,000 973,455
#China Water Affairs Group,
Ltd., Class A 572,000 440,357
China West Construction
Group Co., Ltd., Class A 122,500 95,666
China World Trade Center Co.,
Ltd., Class A 12,900 38,665
China XD Electric Co., Ltd.,
Class A 185,100 158,042
China XLX Fertiliser, Ltd.,
Class A 1,128,000 648,752
China Yangtze Power Co.,
Ltd., Class A 475,800 1,929,838
#China Yongda Automobiles
Services Holdings, Ltd. 896,500 286,706
Ω*China Youran Dairy Group,
Ltd., Class A 713,000 217,908
Ω*China Yuhua Education
Corp., Ltd., Class A 1,654,000 63,987

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
China Zhenhua Group Science
& Technology Co., Ltd., Class
H 22,500 $ 158,142
China Zheshang Bank Co.,
Ltd., Class A 1,106,900 373,977
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 7,600 7,628
Chinasoft International, Ltd. 5,050,000 3,223,529
Chongqing Brewery Co., Ltd.,
Class A 17,400 138,206
Chongqing Changan
Automobile Co., Ltd., Class A 313,700 528,354
Chongqing Chuanyi
Automation Co., Ltd., Class A 55,000 154,114
Chongqing Department Store
Co., Ltd., Class A 47,200 206,044
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 140,190 182,533
Chongqing Fuling Zhacai
Group Co., Ltd., Class H 73,590 132,647
Chongqing Gas Group Corp.,
Ltd., Class H 112,100 84,154
Chongqing Machinery &
Electric Co., Ltd., Class A 868,000 102,978
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 26,600 51,641
Chongqing Port Co., Ltd.,
Class A 222,900 163,041
*Chongqing Qianli Technology
Co Ltd, Class A 26,700 32,525
Chongqing Road & Bridge Co.,
Ltd., Class H 130,100 94,983
Chongqing Rural Commercial
Bank Co., Ltd., Class A 1,585,000 1,216,133
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 143,800 162,124
Chongqing Taiji Industry Group
Co., Ltd., Class A 64,600 182,879
Chongqing Zhifei Biological
Products Co., Ltd., Class A 26,290 68,100
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 96,800 280,024
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 95,520 87,073
Chow Tai Fook Jewellery
Group, Ltd., Class A 1,658,600 2,220,108
Chow Tai Seng Jewellery Co.,
Ltd., Class A 84,300 151,024
CIG Shanghai Co., Ltd. 16,600 77,121
CIMC Enric Holdings, Ltd. 878,000 689,520
Cisen Pharmaceutical Co.,
Ltd., Class A 41,700 76,942
*CITIC Heavy Industries Co.,
Ltd., Class H 112,000 67,294
CITIC Press Corp., Class H 1,200 4,958
Shares Value†
CHINA — (Continued)
CITIC Securities Co., Ltd.,
Class H 380,000 $ 943,789
CITIC, Ltd. 2,472,000 3,018,794
City Development Environment
Co., Ltd., Class A 96,800 179,008
*ClouDr Group, Ltd. 87,400 12,285
CMOC Group, Ltd., Class A 2,973,000 2,338,620
CMST Development Co., Ltd.,
Class A 133,600 108,192
CNGR Advanced Material Co.,
Ltd., Class A 21,800 94,595
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 130,145 73,007
CNOOC Energy Technology &
Services, Ltd., Class A 245,100 133,785
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 176,780 170,383
*COFCO Biotechnology Co.,
Ltd., Class A 285,600 214,793
COFCO Capital Holdings Co.,
Ltd., Class A 43,300 70,786
#*COFCO Joycome Foods,
Ltd., Class A 3,073,000 578,563
COFCO Sugar Holding Co.,
Ltd., Class A 172,300 220,077
Cofoe Medical Technology
Co., Ltd., Class A 8,830 40,671
*COL Group Co., Ltd., Class A 5,300 15,827
#*Comba Telecom Systems
Holdings, Ltd. 1,736,000 326,842
Concord New Energy Group,
Ltd. 8,780,000 532,142
Contec Medical Systems Co.,
Ltd., Class A 9,400 17,577
Contemporary Amperex
Technology Co., Ltd., Class A 198,320 6,312,363
Continental Aerospace
Technologies Holding, Ltd. 1,778,000 24,762
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
A 1,500,000 1,191,535
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 209,700 169,243
COSCO SHIPPING
Technology Co., Ltd. 14,700 28,700
Cosonic Intelligent
Technologies Co., Ltd., Class
A 56,000 119,573
*CPT Technology Group Co.,
Ltd., Class A 37,500 22,428
CQ Pharmaceutical Holding
Co., Ltd., Class A 145,800 97,425
CRRC Corp., Ltd., Class A 1,578,000 972,680
Crystal Clear Electronic
Material Co., Ltd., Class A 21,594 25,652
ΩCSC Financial Co., Ltd.,
Class A 163,500 185,117

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
CSG Holding Co., Ltd., Class
A 153,400 $ 99,972
*CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 56,256 324,161
CSPC Pharmaceutical Group,
Ltd., Class A 10,202,000 8,064,562
CSSC Science & Technology
Co., Ltd., Class A 39,900 64,075
CTS International Logistics
Corp., Ltd., Class A 132,500 111,491
Daan Gene Co., Ltd., Class A 123,900 95,908
Dajin Heavy Industry Co., Ltd.,
Class A 11,700 44,366
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 266,000 218,704
#Dalipal Holdings, Ltd. 324,000 345,530
Daqin Railway Co., Ltd., Class
A 441,800 394,226
Dare Power Dekor Home Co.,
Ltd., Class A 100 102
Dashang Co., Ltd., Class A 83,340 286,806
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 99,100 257,792
#Datang International Power
Generation Co., Ltd., Class H 2,422,000 577,804
*Datang Telecom Technology
Co., Ltd. 51,800 56,122
DBG Technology Co., Ltd.,
Class A 39,600 134,374
DeHua TB New Decoration
Materials Co., Ltd., Class A 64,300 91,236
Deppon Logistics Co., Ltd.,
Class A 59,000 105,050
*Dezhan Healthcare Co., Ltd. 347,000 141,697
DHC Software Co., Ltd., Class
F 138,386 186,463
Dian Diagnostics Group Co.,
Ltd., Class A 103,800 200,230
Digital China Group Co., Ltd.,
Class A 30,600 171,444
Digital China Information
Service Group Co., Ltd., Class
A 31,500 46,341
Dirui Industrial Co., Ltd., Class
A 25,600 45,757
Do-Fluoride New Materials
Co., Ltd., Class A 75,680 120,910
Dong-E-E-Jiao Co., Ltd., Class
H 16,900 126,427
#Dongfang Electric Corp., Ltd.,
Class A 262,400 358,678
Dongfang Electronics Co.,
Ltd., Class A 116,200 152,415
DongFeng Automobile Co.,
Ltd., Class A 43,300 41,793
Dongfeng Electronic
Technology Co., Ltd., Class A 73,700 134,770
Dongguan Aohai Technology
Co., Ltd., Class A 19,400 98,904
Shares Value†
CHINA — (Continued)
Dongguan Development
Holdings Co., Ltd., Class A 75,900 $ 107,278
Dongguan Dingtong Precision
Metal Co., Ltd., Class H 3,642 23,350
Dongguan Rural Commercial
Bank Co., Ltd., Class H 79,000 32,498
Dongguan Yutong Optical
Technology Co., Ltd. 24,200 71,370
Donghua Testing Technology
Co., Ltd., Class H 10,000 56,316
*Dongjiang Environmental Co.,
Ltd., Class H 400 92
Dongxing Securities Co., Ltd.,
Class A 103,700 143,291
#Dongyue Group, Ltd. 3,233,000 3,823,051
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 712,000 402,151
Eaglerise Electric & Electronic
China Co., Ltd., Class A 26,700 56,460
East Money Information Co.,
Ltd., Class A 209,700 593,072
Eastcompeace Technology
Co., Ltd., Class A 29,100 39,170
Eastern Communications Co.,
Ltd., Class A 19,400 27,073
Easyhome New Retail Group
Co., Ltd., Class A 373,200 169,842
#E-Commodities Holdings, Ltd. 1,854,000 196,046
Ecovacs Robotics Co., Ltd.,
Class A 9,500 67,267
Edan Instruments, Inc., Class
A 34,800 55,885
Edifier Technology Co., Ltd.,
Class A 30,500 54,557
*Edvantage Group Holdings,
Ltd. 746,905 134,843
#EEKA Fashion Holdings, Ltd. 362,000 350,110
EIT Environmental
Development Group Co., Ltd.,
Class A 144 313
Electric Connector Technology
Co., Ltd., Class A 10,600 69,635
*<Elion Energy Co., Ltd., Class
A 243,500 9,709
EmbedWay Technologies
Shanghai Corp. 8,600 30,116
ENN Energy Holdings, Ltd.,
Class A 567,300 4,502,729
ENN Natural Gas Co., Ltd.,
Class A 66,000 179,310
Eoptolink Technology, Inc.,
Ltd., Class A 7,840 96,787
Era Co., Ltd., Class A 142,000 77,704
Espressif Systems Shanghai
Co., Ltd. 1,624 48,676
Essex Bio-technology, Ltd. 82,000 47,373
Eternal Asia Supply Chain
Management, Ltd., Class A 228,200 152,798

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
EVA Precision Industrial
Holdings, Ltd., Class A 1,754,000 $ 167,377
Eve Energy Co., Ltd., Class A 20,700 116,916
Ever Sunshine Services
Group, Ltd. 1,000,000 245,013
ΩEverbright Securities Co.,
Ltd., Class H 121,000 105,479
Ω#*Everest Medicines, Ltd. 91,500 581,115
Explosive Co., Ltd., Class A 31,800 53,166
Eyebright Medical Technology
Beijing Co., Ltd. 8,330 90,513
Fangda Carbon New Material
Co., Ltd., Class A 113,700 72,223
Fangda Special Steel
Technology Co., Ltd., Class A 217,195 132,888
Far East Smarter Energy Co.,
Ltd., Class A 75,400 49,657
*Farasis Energy Gan Zhou
Co., Ltd. 41,989 70,317
FAW Jiefang Group Co., Ltd.,
Class A 50,100 49,596
FAWER Automotive Parts Co.,
Ltd., Class A 194,600 157,056
Feilong Auto Components Co.,
Ltd. 89,600 187,129
Fengzhushou Co., Ltd., Class
A 8,300 44,939
Ferrotec Anhui Technology
Development Co., Ltd., Class
A 6,208 32,622
FESCO Group Co., Ltd., Class
A 46,700 135,672
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 29,100 85,461
*Fibocom Wireless, Inc., Class
A 18,200 63,609
*FIH Mobile, Ltd. 3,461,000 334,732
*Financial Street Holdings Co.,
Ltd., Class A 233,600 88,645
First Capital Securities Co.,
Ltd., Class A 28,600 26,661
#Flat Glass Group Co., Ltd.,
Class H 448,000 507,233
*Flowing Cloud Technology,
Ltd. 194,000 6,254
Focus Lightings Tech Co.,
Ltd., Class A 60,800 94,880
Focus Media Information
Technology Co., Ltd., Class A 308,700 305,593
*Focused Photonics
Hangzhou, Inc., Class A 33,200 94,946
Focuslight Technologies, Inc.,
Class A 5,345 47,511
Foryou Corp., Class A 17,700 75,855
Foshan Electrical and Lighting
Co., Ltd., Class A 107,700 89,439
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 82,284 474,254
Shares Value†
CHINA — (Continued)
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 60,800 $ 71,557
*Foshan Yowant Technology
Co., Ltd. 94,300 75,718
Fosun International, Ltd.,
Class A 1,138,500 591,661
Founder Securities Co., Ltd.,
Class A 123,700 126,707
Foxconn Industrial Internet
Co., Ltd., Class A 397,600 987,276
Friend Co., Ltd. 7,700 12,048
Fu Shou Yuan International
Group, Ltd., Class A 1,620,000 735,348
Fufeng Group, Ltd., Class A 2,755,000 2,305,692
Fujian Apex Software Co.,
Ltd., Class A 7,400 42,783
Fujian Boss Software
Development Co., Ltd., Class
A 26,280 54,416
Fujian Foxit Software
Development JSC, Ltd., Class
A 2,154 19,754
Fujian Funeng Co., Ltd., Class
A 166,540 219,361
Fujian Kuncai Material
Technology Co., Ltd., Class A 8,400 23,376
Fujian Qingshan Paper
Industry Co., Ltd., Class A 253,800 74,327
*Fujian Snowman Group Co.,
Ltd., Class A 23,400 24,451
Fujian Star-net Communication
Co., Ltd., Class A 36,800 97,803
Fujian Sunner Development
Co., Ltd., Class A 95,700 211,053
Fujian Tianma Science &
Technology Group Co., Ltd. 151,200 270,045
Fujian Yuanli Active Carbon
Co., Ltd. 27,500 54,900
*Fulin Precision Co., Ltd.,
Class A 76,600 210,636
Fulongma Group Co., Ltd.,
Class A 100 175
Fushun Special Steel Co., Ltd.,
Class H 192,200 131,865
ΩFuyao Glass Industry Group
Co., Ltd., Class A 411,600 2,911,300
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 14,500 95,076
ΩGanfeng Lithium Group Co.,
Ltd., Class A 98,280 240,038
Gansu Energy Chemical Co.,
Ltd., Class A 508,100 164,169
*Gansu Jiu Steel Group
Hongxing Iron & Steel Co.,
Ltd., Class A 204,900 38,596
Gansu Shangfeng Cement
Co., Ltd., Class A 87,000 105,024
Gansu Yasheng Industrial
Group Co., Ltd., Class A 194,000 75,485

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Gaona Aero Material Co., Ltd.,
Class A 26,900 $ 54,849
Gaush Meditech, Ltd., Class A 38,400 28,424
G-bits Network Technology
Xiamen Co., Ltd., Class A 2,100 69,007
GCL Energy Technology Co.,
Ltd., Class A 112,800 111,044
*GCL New Energy Holdings,
Ltd., Class A 528,000 24,512
*GCL System Integration
Technology Co., Ltd., Class A 62,800 18,219
GD Power Development Co.,
Ltd., Class A 210,000 129,063
*GDS Holdings, Ltd., Class A 1,485,100 4,845,195
#*GDS Holdings, Ltd.,
Sponsored ADR 552 13,916
Geely Automobile Holdings,
Ltd., Class A 5,183,000 10,934,515
GEM Co., Ltd., Class A 264,900 222,899
Gemdale Corp., Class A 228,500 134,464
#Gemdale Properties &
Investment Corp., Ltd., Class A 4,566,000 143,668
GemPharmatech Co., Ltd.,
Class A 10,251 16,039
*Genimous Technology Co.,
Ltd., Class A 72,000 77,413
*Genscript Biotech Corp. 356,000 501,311
Geovis Technology Co., Ltd.,
Class A 10,447 76,228
GEPIC Energy Development
Co., Ltd., Class A 76,700 69,601
Getein Biotech, Inc., Class H 35,600 38,864
GF Securities Co., Ltd., Class
H 527,800 688,787
ΩGiant Biogene Holding Co.,
Ltd. 283,600 2,925,710
Giant Network Group Co., Ltd.,
Class A 32,400 64,727
Giantec Semiconductor Corp. 5,800 57,879
*GigaDevice Semiconductor,
Inc., Class A 2,700 47,773
Ginlong Technologies Co.,
Ltd., Class A 19,500 140,488
Glarun Technology Co., Ltd.,
Class A 18,700 53,556
*Global New Material
International Holdings, Ltd. 257,000 127,262
GoerTek, Inc., Class A 94,600 275,481
Goke Microelectronics Co.,
Ltd., Class A 3,200 30,327
Goldenmax International
Group, Ltd., Class A 18,000 20,071
Goldwind Science &
Technology Co., Ltd., Class H 644,249 444,470
Goneo Group Co., Ltd., Class
A 8,531 83,537
*Goodbaby International
Holdings, Ltd. 1,029,000 147,290
GoodWe Technologies Co.,
Ltd., Class A 7,668 41,971
Shares Value†
CHINA — (Continued)
*Gosuncn Technology Group
Co., Ltd., Class A 83,500 $ 54,073
Gotion High-tech Co., Ltd.,
Class A 68,800 195,431
#Grand Pharmaceutical Group,
Ltd., Class A 1,518,500 1,167,068
Grandblue Environment Co.,
Ltd., Class A 32,700 104,306
*Grandjoy Holdings Group Co.,
Ltd., Class A 226,500 81,280
Great Wall Motor Co., Ltd.,
Class A 1,574,500 2,257,784
*Greatoo Intelligent
Equipment, Inc., Class A 152,000 180,146
Greattown Holdings, Ltd.,
Class A 600 261
Gree Electric Appliances, Inc.
of Zhuhai, Class B 142,200 890,754
Greentown China Holdings,
Ltd. 1,714,500 2,193,230
Ω#Greentown Management
Holdings Co., Ltd. 995,000 341,303
Greentown Service Group Co.,
Ltd., Class A 1,758,000 1,006,553
GRG Banking Equipment Co.,
Ltd., Class A 56,400 95,690
GRG Metrology & Test Group
Co., Ltd., Class A 71,400 170,421
Grinm Advanced Materials
Co., Ltd., Class A 49,200 122,100
Guangdong Advertising Group
Co., Ltd., Class A 94,400 94,358
Guangdong Aofei Data
Technology Co., Ltd., Class A 44,227 142,899
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 380,400 219,144
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 307,500 146,284
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 35,200 41,621
Guangdong DFP New Material
Group Co., Ltd., Class A 147,200 80,752
*Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 128,000 226,497
Guangdong Dongpeng
Holdings Co., Ltd., Class A 180,300 153,696
Guangdong Dowstone
Technology Co., Ltd., Class A 56,200 108,333
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 134,900 161,549
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 36,800 66,332
Guangdong Goworld Co., Ltd.,
Class A 98,800 133,804

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
*Guangdong Guanhao High-
Tech Co., Ltd., Class A 66,800 $ 27,645
Guangdong Haid Group Co.,
Ltd., Class A 52,500 400,470
Guangdong HEC Technology
Holding Co., Ltd., Class A 67,200 89,530
Guangdong Hongda Holdings
Group Co., Ltd., Class A 45,800 192,376
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 79,500 128,106
Guangdong Huate Gas Co.,
Ltd. 7,155 51,362
Guangdong Insight Brand
Marketing Group Co., Ltd. 5,400 39,112
Guangdong Investment, Ltd.,
Class A 1,924,000 1,558,116
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 38,215 98,990
*Guangdong Kinlong Hardware
Products Co., Ltd., Class A 37,300 116,518
*Guangdong Land Holdings,
Ltd. 403,370 11,808
*Guangdong Lingxiao Pump
Industry Co., Ltd., Class A 22,400 48,568
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 108,100 208,228
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 78,400 68,988
Guangdong Sirio Pharma Co.,
Ltd., Class A 54,920 189,228
Guangdong South New Media
Co., Ltd., Class A 31,900 171,053
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 52,200 73,134
Guangdong Topstar
Technology Co., Ltd., Class A 24,100 95,397
Guangdong Vanward New
Electric Co., Ltd., Class A 68,400 105,423
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 85,400 162,271
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 468,300 158,392
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 64,000 97,938
Guanghui Energy Co., Ltd.,
Class H 309,100 246,066
*Guanghui Logistics Co., Ltd.,
Class H 16,200 16,171
Guangshen Railway Co., Ltd.,
Class A 1,846,000 404,684
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 70,900 186,676
Guangxi Liugong Machinery
Co., Ltd., Class A 164,600 224,500
Shares Value†
CHINA — (Continued)
Guangxi LiuYao Group Co.,
Ltd., Class A 79,600 $ 185,287
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 572 342
Guangxi Wuzhou Zhongheng
Group Co., Ltd., Class A 243,600 81,388
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 26,200 68,587
Guangzhou Baiyun
International Airport Co., Ltd.,
Class H 79,900 99,199
#Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class A 168,000 367,426
Guangzhou Development
Group, Inc., Class A 112,700 99,944
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 14,200 44,709
Guangzhou Haige
Communications Group, Inc.
Co., Class A 37,500 53,518
Guangzhou Haoyang
Electronic Co., Ltd., Class A 21,150 95,031
Guangzhou KDT Machinery
Co., Ltd., Class A 46,520 108,925
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 25,600 102,461
*Guangzhou Lingnan Group
Holdings Co., Ltd., Class A 46,400 75,407
Guangzhou Port Co., Ltd.,
Class A 147,000 63,261
Guangzhou Restaurant Group
Co., Ltd., Class A 60,100 128,162
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 21,400 98,891
Guangzhou Sie Consulting
Co., Ltd., Class A 28,100 124,405
*Guangzhou Tinci Materials
Technology Co., Ltd., Class A 82,500 198,276
Guangzhou Wondfo Biotech
Co., Ltd., Class A 49,300 139,565
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 43,300 62,987
Guilin Layn Natural Ingredients
Corp., Class A 37,700 37,891
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 66,000 123,866
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 19,400 22,832
Guizhou Chanhen Chemical
Corp., Class A 40,700 126,523
Guizhou Gas Group Corp.,
Ltd., Class A 94,800 88,632
Guizhou Guihang Automotive
Components Co., Ltd., Class A 19,400 31,608

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 157,500 $ 98,313
Guizhou Qianyuan Power Co.,
Ltd. 64,800 138,987
Guizhou Sanli Pharmaceutical
Co., Ltd. 28,700 46,721
Guizhou Tyre Co., Ltd., Class
A 340,500 204,116
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 216,400 101,755
Guizhou Zhenhua E-chem,
Inc., Class A 48,811 76,372
*Guoguang Electric Co., Ltd.,
Class H 13,900 27,138
#Guolian Minsheng Securities
Co., Ltd., Class A 1,000 458
Guomai Technologies, Inc.,
Class A 71,200 108,760
Guosen Securities Co., Ltd.,
Class H 31,200 46,629
*Guosheng Financial Holding,
Inc., Class H 65,700 109,030
ΩGuotai Haitong Securities
Co., Ltd., Class A 973,400 1,390,805
Guoyuan Securities Co., Ltd.,
Class A 70,200 72,003
Gushengtang Holdings, Ltd. 40,700 164,276
H World Group, Ltd., Class F 891,600 3,150,327
Ω#*Haichang Ocean Park
Holdings, Ltd. 2,633,000 227,489
ΩHaidilao International
Holding, Ltd., Class H 1,428,000 3,244,659
Haier Smart Home Co., Ltd.,
Class A 1,565,800 4,553,212
*Haima Automobile Co., Ltd.,
Class A 45,700 23,877
*Hainan Airlines Holding Co.,
Ltd., Class A 405,300 74,672
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 16,600 90,997
Hainan Haide Capital
Management Co., Ltd., Class
A 114,000 85,110
*Hainan Haiqi Transportation
Group Co., Ltd. 10,200 25,159
Hainan Jinpan Smart
Technology Co., Ltd. 13,412 58,788
#*Hainan Meilan International
Airport Co., Ltd., Class A 296,000 366,436
Hainan Mining Co., Ltd., Class
A 62,900 60,451
Hainan Strait Shipping Co.,
Ltd., Class A 121,000 98,321
Haisco Pharmaceutical Group
Co., Ltd., Class A 22,400 131,815
Haitian International Holdings,
Ltd. 736,000 1,702,689
Hand Enterprise Solutions Co.,
Ltd., Class A 78,500 209,925
Shares Value†
CHINA — (Continued)
Hangcha Group Co., Ltd.,
Class A 51,600 $ 133,306
Hangjin Technology Co., Ltd.,
Class A 21,300 70,988
Hangxiao Steel Structure Co.,
Ltd., Class A 305,400 105,814
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 153,400 218,504
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 7,000 40,307
Hangzhou Dptech
Technologies Co., Ltd., Class
A 28,600 64,371
Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 14,800 42,203
Hangzhou First Applied
Material Co., Ltd., Class A 69,100 116,478
Hangzhou GreatStar Industrial
Co., Ltd., Class A 39,600 126,751
Hangzhou Greenda Electronic
Materials Co., Ltd., Class A 10,100 43,326
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 17,200 138,580
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 4,165 35,516
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 66,300 100,181
Hangzhou Iron & Steel Co.,
Class A 77,500 117,318
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 36,900 131,655
Hangzhou Onechance Tech
Corp., Class A 9,400 31,121
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 76,300 209,077
Hangzhou Robam Appliances
Co., Ltd., Class H 36,500 98,211
Hangzhou Shunwang
Technology Co., Ltd., Class A 29,800 76,618
*Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 16,300 56,072
Hangzhou Sunrise Technology
Co., Ltd., Class H 53,900 117,535
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 79,100 272,857
Hangzhou Zhongtai Cryogenic
Technology Corp. 56,900 106,240
Han's Laser Technology
Industry Group Co., Ltd., Class
A 29,000 92,105
ΩHansoh Pharmaceutical
Group Co., Ltd. 360,000 1,118,805
Hanwei Electronics Group
Corp. 8,300 47,096

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Haohua Chemical Science &
Technology Co., Ltd., Class A 19,200 $ 67,448
Ω*Harbin Bank Co., Ltd., Class
A 2,209,000 82,609
Harbin Boshi Automation Co.,
Ltd., Class H 29,500 67,532
Harbin Electric Co., Ltd., Class
A 894,000 551,062
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 114,100 159,858
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 211,000 71,366
*Harbin Pharmaceutical Group
Co., Ltd., Class A 306,200 151,559
HBIS Resources Co., Ltd.,
Class A 105,600 188,022
Ω*HBM Holdings, Ltd. 691,000 766,322
Health & Happiness H&H
International Holdings, Ltd.,
Class A 383,000 436,602
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 52,000 124,116
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 7,540 48,330
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 50,500 168,583
*Hefei Jianghang Aircraft
Equipment Co., Ltd., Class A 52,137 68,028
Hefei Meiya Optoelectronic
Technology, Inc., Class A 46,830 108,170
Hefei Urban Construction
Development Co., Ltd., Class
A 64,000 56,316
Heilongjiang Agriculture Co.,
Ltd., Class A 48,300 99,679
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 51,000 75,169
Helens International Holdings
Co., Ltd. 52,000 11,198
Henan Liliang Diamond Co.,
Ltd., Class A 27,800 104,730
Henan Lingrui Pharmaceutical
Co., Class A 46,100 144,831
Henan Mingtai Al Industrial
Co., Ltd., Class A 95,100 157,036
Henan Pinggao Electric Co.,
Ltd., Class A 75,200 167,704
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 123,100 288,066
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 102,645 352,537
Henan Thinker Automatic
Equipment Co., Ltd., Class A 38,040 134,677
*Henan Yicheng New Energy
Co., Ltd., Class A 166,500 81,725
Shares Value†
CHINA — (Continued)
Henan Yuguang Gold & Lead
Co., Ltd., Class A 224,600 $ 212,458
*Henan Yuneng Holdings Co.,
Ltd., Class A 252,400 146,099
*Henan Zhongfu Industry Co.,
Ltd., Class A 315,000 170,207
Hengan International Group
Co., Ltd., Class A 982,000 2,652,959
Hengbao Co., Ltd., Class A 22,200 24,144
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 62,100 111,680
Hengli Petrochemical Co., Ltd.,
Class A 359,300 755,334
Hengtong Logistics Co., Ltd.,
Class A 54,800 65,475
Hengtong Optic-electric Co.,
Ltd., Class A 95,100 201,492
Hengyi Petrochemical Co.,
Ltd., Class A 141,400 118,397
#*Hesai Group, Class A, ADR 32,443 610,253
Hesteel Co., Ltd., Class A 492,700 147,000
Hexing Electrical Co., Ltd.,
Class A 31,700 115,238
HG Technologies Co., Ltd. 9,300 20,088
Hiecise Precision Equipment
Co., Ltd. 6,600 38,485
#Hisense Home Appliances
Group Co., Ltd., Class A 367,000 1,116,897
Hisense Visual Technology
Co., Ltd., Class A 42,600 139,517
Hitevision Co., Ltd., Class A 21,900 71,904
Hithink RoyalFlush Information
Network Co., Ltd., Class A 5,800 206,220
HLA Group Corp., Ltd., Class
A 240,600 274,567
HMT Xiamen New Technical
Materials Co., Ltd., Class A 23,700 112,908
Hongfa Technology Co., Ltd.,
Class A 11,700 52,828
Hongli Zhihui Group Co., Ltd.,
Class A 49,400 42,043
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 115,800 50,471
Hongrun Construction Group
Co., Ltd., Class A 199,100 130,302
Hongta Securities Co., Ltd.,
Class A 38,040 38,599
Hongyuan Green Energy Co
Ltd, Class A 81,000 158,142
*Hopson Development
Holdings, Ltd. 1,015,351 381,017
Horizon Construction
Development, Ltd., Class A 1,465,000 209,699
Hoshine Silicon Industry Co.,
Ltd., Class A 15,100 105,986
Hoymiles Power Electronics,
Inc., Class A 2,875 38,355
Huaan Securities Co., Ltd.,
Class A 110,900 84,320

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Huabao Flavours &
Fragrances Co., Ltd., Class A 7,900 $ 17,411
Huada Automotive Technology
Corp., Ltd., Class H 11,600 55,662
Huadian Heavy Industries Co.,
Ltd., Class H 109,100 90,152
Huadian Power International
Corp., Ltd., Class A 1,160,000 649,206
Huadong Medicine Co., Ltd.,
Class A 47,400 253,188
Huafon Chemical Co., Ltd.,
Class A 282,400 259,756
*Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 150,000 149,522
Huafu Fashion Co., Ltd., Class
A 93,600 79,789
Huagong Tech Co., Ltd., Class
A 8,200 45,717
Huaibei Mining Holdings Co.,
Ltd., Class A 160,000 260,903
Huaihe Energy Group Co.,
Ltd., Class A 212,600 101,430
Huakai Yibai Technology Co.,
Ltd. 30,500 46,506
Hualan Biological Engineering,
Inc., Class A 69,400 156,296
Huaming Power Equipment
Co., Ltd., Class H 36,000 74,245
Huaneng Power International,
Inc., Class H 1,880,000 1,166,106
Huangshan Novel Co., Ltd.,
Class A 126,400 185,606
Huangshan Tourism
Development Co., Ltd., Class
A 56,400 91,813
Huapont Life Sciences Co.,
Ltd., Class H 393,200 219,490
ΩHuatai Securities Co., Ltd.,
Class A 442,800 656,660
Huatu Cendes Co., Ltd., Class
A 5,200 68,178
Huaxi Securities Co., Ltd.,
Class A 67,400 74,506
Huaxia Bank Co., Ltd., Class H 345,700 345,548
Huaxin Cement Co., Ltd.,
Class A 427,500 499,458
Huaxin Cement Co., Ltd.,
Class H 1,900 3,137
Huayu Automotive Systems
Co., Ltd., Class A 140,500 343,851
*Hubei Biocause
Pharmaceutical Co., Ltd.,
Class A 644,900 242,950
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 187,200 126,890
Hubei Chutian Smart
Communication Co., Ltd.,
Class A 419,400 255,450
Shares Value†
CHINA — (Continued)
*Hubei Dinglong Co., Ltd.,
Class A 14,900 $ 61,049
Hubei Energy Group Co., Ltd.,
Class A 114,700 73,016
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 24,650 163,527
Hubei Huitian New Materials
Co., Ltd., Class A 65,800 76,446
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 46,700 168,804
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 52,700 148,031
Hubei Yihua Chemical Industry
Co., Ltd., Class A 71,600 107,402
Hubei Zhenhua Chemical Co.,
Ltd. 110,200 337,727
Huizhou Desay Sv Automotive
Co., Ltd., Class A 7,000 100,344
Humanwell Healthcare Group
Co., Ltd., Class A 75,700 217,216
Hunan Aihua Group Co., Ltd.,
Class A 27,000 56,018
Hunan Corun New Energy Co.,
Ltd., Class A 48,800 31,736
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 381,500 150,015
Hunan Gold Corp., Ltd., Class
A 124,800 384,016
Hunan Jiudian Pharmaceutical
Co., Ltd., Class A 26,100 57,344
*Hunan New Wellful Co., Ltd.,
Class A 100,300 83,432
*Hunan Silver Co., Ltd., Class
A 44,700 21,572
Hunan Valin Steel Co., Ltd.,
Class A 259,900 174,739
Hunan Zhongke Electric Co.,
Ltd., Class A 56,400 117,481
Hundsun Technologies, Inc.,
Class A 29,130 103,933
Ω*Hygeia Healthcare Holdings
Co., Ltd. 473,400 857,098
Hymson Laser Technology
Group Co., Ltd. 15,380 57,243
*Hytera Communications
Corp., Ltd., Class A 156,300 238,752
*HyUnion Holding Co., Ltd.,
Class A 87,400 83,516
*IAT Automobile Technology
Co., Ltd., Class A 21,700 29,716
Ω#*iDreamSky Technology
Holdings, Ltd., Class A 354,000 39,715
IEIT Systems Co., Ltd., Class
A 5,700 39,851
Iflytek Co., Ltd., Class A 14,000 90,334
IKD Co., Ltd., Class A 66,900 152,781
Ω*IMAX China Holding, Inc.,
Class A 118,900 99,509

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Imeik Technology
Development Co., Ltd., Class
A 5,900 $ 140,337
Industrial & Commercial Bank
of China, Ltd., Class A 22,115,000 15,171,677
Industrial Bank Co., Ltd., Class
A 541,400 1,553,514
Industrial Securities Co., Ltd.,
Class A 94,700 75,258
INESA Intelligent Tech, Inc. 9,600 30,992
Infore Environment
Technology Group Co., Ltd.,
Class A 257,000 210,598
Ω*Ingdan, Inc., Class A 417,000 65,604
Ingenic Semiconductor Co.,
Ltd., Class A 9,000 83,959
*INKON Life Technology Co.,
Ltd., Class A 32,623 42,073
Inmyshow Digital Technology
Group Co., Ltd., Class A 135,700 89,183
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 412,300 98,069
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 91,600 224,806
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 96,412 120,230
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 17,800 73,420
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 358,500 267,155
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 92,800 169,187
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 10,700 43,782
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 137,200 561,386
Inner Mongolia Yuan Xing
Energy Co., Ltd., Class A 238,100 167,939
Ω*Innovent Biologics, Inc. 100,500 696,594
Innuovo Technology Co., Ltd.,
Class A 84,500 121,640
Insigma Technology Co., Ltd.,
Class A 92,000 132,184
Inspur Digital Enterprise
Technology, Ltd. 422,000 425,009
Intco Medical Technology Co.,
Ltd., Class A 36,020 110,142
#Intron Technology Holdings,
Ltd. 271,000 46,479
#*iQIYI, Inc., Sponsored ADR 920,205 1,693,177
iRay Group, Class A 2,744 45,654
IReader Technology Co., Ltd.,
Class A 10,100 27,218
*IRICO Display Devices Co.,
Ltd. 216,900 199,806
IVD Medical Holding, Ltd. 15,000 3,385
*J&T Global Express, Ltd.,
Class A 675,200 525,901
Shares Value†
CHINA — (Continued)
JA Solar Technology Co., Ltd.,
Class A 196,276 $ 257,718
*Jade Bird Fire Co., Ltd., Class
A 81,300 123,741
Jafron Biomedical Co., Ltd.,
Class A 38,500 112,961
Jangho Group Co., Ltd., Class
A 157,300 115,057
Jason Furniture Hangzhou
Co., Ltd., Class A 53,200 182,424
JCET Group Co., Ltd., Class A 57,700 265,208
JCHX Mining Management
Co., Ltd., Class A 27,100 137,862
Ω*JD Health International, Inc. 505,650 2,419,128
Ω*JD Logistics, Inc. 1,978,000 3,122,070
JD.com, Inc. 1,079,600 17,806,084
Jia Yao Holdings, Ltd., Class A 204,000 85,497
Jiajiayue Group Co., Ltd.,
Class A 114,900 166,824
Jiang Su Suyan Jingshen Co.,
Ltd., Class A 145,100 190,921
Jiangling Motors Corp., Ltd.,
Class A 45,200 116,772
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 132,600 105,195
Jiangsu Azure Corp., Class A 104,700 182,533
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 22,700 80,242
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 3,200 15,496
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 74,900 34,087
Jiangsu Changbao Steeltube
Co., Ltd. 213,400 151,691
Jiangsu Changshu Automotive
Trim Group Co., Ltd., Class A 119,900 213,483
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 195,750 195,395
*Jiangsu Dagang Co., Ltd.,
Class A 28,700 54,691
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 110,600 130,928
Jiangsu Eastern Shenghong
Co., Ltd., Class A 146,200 176,890
Jiangsu Etern Co., Ltd., Class
H 36,600 31,803
Jiangsu Expressway Co., Ltd.,
Class H 684,000 851,174
Jiangsu General Science
Technology Co., Ltd., Class A 231,000 144,510
Jiangsu Gian Technology Co.,
Ltd., Class A 14,800 66,215
Jiangsu Guomao Reducer Co.,
Ltd., Class A 58,300 126,729
*Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 12,500 103,221

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 12,700 $ 129,947
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 44,200 310,540
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 48,600 52,655
*Jiangsu High Hope
International Group Corp.,
Class A 272,200 92,814
Jiangsu Hongdou Industrial
Co., Ltd., Class A 132,800 38,709
Jiangsu Hongtian Technology
Co., Ltd., Class A 19,900 62,984
*Jiangsu Hoperun Software
Co., Ltd., Class A 6,700 47,533
Jiangsu Huachang Chemical
Co., Ltd., Class A 295,900 284,378
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 361,300 206,153
Jiangsu Jibeier Pharmaceutical
Co., Ltd., Class A 9,600 31,361
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 32,300 130,031
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 85,600 148,763
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 37,000 241,132
Jiangsu Leili Motor Co., Ltd. 22,200 183,138
Jiangsu Lianyungang Port Co.,
Ltd. 109,600 80,770
Jiangsu Lihua Foods Group
Co., Ltd., Class A 66,940 174,869
Jiangsu Linyang Energy Co.,
Ltd., Class A 119,200 90,795
*Jiangsu Lopal Tech Co., Ltd.,
Class A 31,200 41,782
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 24,100 130,951
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 26,700 81,974
Jiangsu Pacific Quartz Co.,
Ltd., Class A 40,500 180,082
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 98,200 158,509
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 117,700 157,458
Jiangsu Rainbow Heavy
Industries Co., Ltd., Class A 258,100 216,467
Jiangsu Shemar Electric Co.,
Ltd., Class A 14,500 47,827
Jiangsu Shentong Valve Co.,
Ltd., Class A 118,800 177,223
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 99,000 67,377
Shares Value†
CHINA — (Continued)
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 25,700 $ 54,098
*Jiangsu Sopo Chemical Co.,
Class A 69,400 78,339
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd.,
Class A 278,300 200,502
Jiangsu ToLand Alloy Co.,
Ltd., Class A 25,900 77,238
Jiangsu Tongrun Equipment
Technology Co., Ltd. 37,800 56,753
Jiangsu Xinquan Automotive
Trim Co., Ltd., Class A 16,400 90,803
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 54,100 510,265
Jiangsu Yangnong Chemical
Co., Ltd., Class A 19,850 140,717
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 33,400 19,149
Jiangsu Yoke Technology Co.,
Ltd., Class A 5,800 43,987
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 26,000 123,186
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 360,280 208,048
Jiangsu Zhongtian Technology
Co., Ltd., Class A 77,200 147,645
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 523,600 194,374
*Jiangsu Zongyi Co., Ltd.,
Class A 29,600 16,279
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 58,600 88,868
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 22,700 26,342
Jiangxi Ganneng Co., Ltd.,
Class A 163,100 205,860
Jiangxi Ganyue Expressway
Co., Ltd., Class A 121,400 85,794
Jiangxi Guotai Group Co., Ltd.,
Class A 40,700 70,228
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 54,400 76,067
*Jiangxi Special Electric Motor
Co., Ltd., Class A 26,400 25,336
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 22,300 83,458
Jiangyin Haida Rubber and
Plastic Co., Ltd., Class A 50,400 69,919
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 54,400 135,379
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd., Class A 13,100 35,518
Jiangzhong Pharmaceutical
Co., Ltd., Class A 34,800 109,617

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Jianmin Pharmaceutical Group
Co., Ltd., Class A 11,800 $ 67,978
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 136,700 126,303
Jiayou International Logistics
Co., Ltd., Class A 87,914 168,498
Jihua Group Corp., Ltd., Class
A 124,000 43,986
*Jilin Chemical Fibre, Class A 195,200 97,154
Jilin Electric Power Co., Ltd.,
Class A 304,300 223,418
Jilin OLED Material Tech Co.,
Ltd. 45,679 114,116
#Jinchuan Group International
Resources Co., Ltd. 1,739,000 143,521
Jinduicheng Molybdenum Co.,
Ltd., Class A 210,800 284,035
Jinghua Pharmaceutical Group
Co., Ltd., Class A 81,000 77,512
Jingjin Equipment, Inc., Class
A 81,160 181,218
Jinhong Gas Co., Ltd., Class A 109,782 251,014
Jinhui Liquor Co., Ltd., Class H 32,400 85,620
*Jinke Smart Services Group
Co., Ltd., Class H 68,600 62,808
#JinkoSolar Holding Co., Ltd.,
Class A, Sponsored ADR 4,680 80,309
Jinlei Technology Co., Ltd.,
Class A 41,200 111,593
Jinlongyu Group Co., Ltd.,
Class A 17,700 39,862
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 414,200 150,914
Jinneng Science&Technology
Co., Ltd., Class A 75,600 64,653
Ω#Jinxin Fertility Group, Ltd.,
Class A 4,840,500 1,816,428
Jinyu Bio-Technology Co.,
Ltd., Class A 136,400 127,526
Jinzai Food Group Co., Ltd.,
Class A 39,800 70,645
JiuGui Liquor Co., Ltd., Class
A 4,700 27,722
ΩJiumaojiu International
Holdings, Ltd., Class A 703,000 229,356
Jizhong Energy Resources
Co., Ltd., Class A 265,060 227,407
#JL Mag Rare-Earth Co., Ltd.,
Class H 72,400 123,052
JNBY Design, Ltd. 170,000 320,502
Joincare Pharmaceutical
Group Industry Co., Ltd., Class
H 149,100 217,299
ΩJoinn Laboratories China
Co., Ltd., Class A 60,100 76,184
Joinn Laboratories China Co.,
Ltd., Class H 21,200 45,442
Shares Value†
CHINA — (Continued)
Jointo Energy Investment Co.,
Ltd., Class A 229,100 $ 202,225
Jointown Pharmaceutical
Group Co., Ltd., Class A 117,568 87,450
Jolywood Suzhou Sunwatt
Co., Ltd., Class A 65,000 45,936
Jones Tech PLC, Class A 11,300 37,754
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 24,500 64,979
Joy City Property, Ltd., Class A 5,648,000 151,493
Joyoung Co., Ltd., Class A 52,200 68,182
JS Corrugating Machinery Co.,
Ltd., Class A 117,000 171,803
Ω#*JS Global Lifestyle Co.,
Ltd., Class A 1,419,000 329,374
JSTI Group, Class A 43,300 52,271
*Ju Teng International
Holdings, Ltd. 26,000 4,560
Juewei Food Co., Ltd., Class A 161,700 352,382
Juneyao Airlines Co., Ltd.,
Class A 112,500 191,800
Jutal Offshore Oil Services,
Ltd. 1,138,000 95,387
Kailuan Energy Chemical Co.,
Ltd., Class A 199,200 165,425
Kaishan Group Co., Ltd.,
Class A 160,900 192,907
#Kangji Medical Holdings, Ltd. 358,500 346,725
*KBC Corp., Ltd., Class A 41,404 139,471
Keboda Technology Co., Ltd.,
Class A 6,300 46,948
Keda Industrial Group Co.,
Ltd., Class A 123,400 153,885
KEDE Numerical Control Co.,
Ltd., Class A 5,351 55,495
Kehua Data Co., Ltd., Class A 80,500 472,052
Keli Motor Group Co., Ltd. 14,100 30,165
Keli Sensing Technology
Ningbo Co., Ltd. 12,700 118,650
Keshun Waterproof
Technologies Co., Ltd., Class
A 111,080 71,934
Kidswant Children Products
Co., Ltd., Class A 34,800 60,909
Kinetic Development Group,
Ltd. 3,678,000 559,666
Kingboard Holdings, Ltd. 599,500 1,611,871
Kingboard Laminates
Holdings, Ltd., Class A 1,020,500 1,067,257
KingClean Electric Co., Ltd.,
Class A 24,000 70,021
Kingfa Sci & Tech Co., Ltd.,
Class A 110,500 166,361
Kingnet Network Co., Ltd.,
Class A 80,900 189,091
Kingsemi Co., Ltd. 5,582 73,133
#*Kingsoft Cloud Holdings, Ltd. 492,000 469,496
Konfoong Materials
International Co., Ltd., Class A 15,321 156,724

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
*Konka Group Co., Ltd., Class
A 92,800 $ 69,537
KPC Pharmaceuticals, Inc.,
Class A 36,400 76,571
Kuaijishan Shaoxing Wine Co.,
Ltd., Class W 39,800 81,425
Ω*Kuaishou Technology,
Class W 1,526,900 10,160,037
Kuang-Chi Technologies Co.,
Ltd., Class A 13,200 76,588
Kuangda Technology Group
Co., Ltd., Class A 124,500 86,102
Kunlun Energy Co., Ltd., Class
A 4,326,000 4,128,129
Kunlun Tech Co., Ltd., Class A 12,600 55,263
Kunshan Huguang Auto
Harness Co., Ltd., Class A 13,600 56,096
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 20,600 90,124
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 32,900 58,986
Kweichow Moutai Co., Ltd.,
Class A 22,055 4,691,069
Lakala Payment Co., Ltd.,
Class A 32,000 93,318
Lancy Co., Ltd., Class F 61,700 134,798
Lanzhou Lishang Guochao
Industrial Group Co., Ltd.,
Class A 14,400 9,563
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 89,300 81,403
Lao Feng Xiang Co., Ltd.,
Class A 19,719 130,110
Laobaixing Pharmacy Chain
JSC, Class A 50,368 139,542
Launch Tech Co., Ltd., Class
H 129,500 172,673
LB Group Co., Ltd., Class A 99,400 226,046
Lee & Man Chemical Co., Ltd. 130,000 58,506
Lee & Man Paper
Manufacturing, Ltd., Class H 838,000 225,853
Ω*Legend Holdings Corp.,
Class H 906,100 904,382
Lenovo Group, Ltd., Class A 8,794,000 10,194,857
Lens Technology Co., Ltd.,
Class A 171,900 491,838
Leo Group Co., Ltd., Class A 142,500 73,080
Leoch International
Technology, Ltd. 328,000 98,975
Lepu Medical Technology
Beijing Co., Ltd., Class A 79,600 122,795
*Leshan Giantstar Farming &
Husbandry Corp., Ltd., Class A 44,100 121,510
Levima Advanced Materials
Corp., Class A 35,900 72,509
Leyard Optoelectronic Co.,
Ltd., Class A 61,600 52,087
*Li Auto, Inc., Class A 285,300 3,504,304
#*Li Auto, Inc., Class A, ADR 3,809 92,902
Shares Value†
CHINA — (Continued)
Li Ning Co., Ltd. 3,035,000 $ 5,753,221
*LianChuang Electronic
Technology Co., Ltd., Class A 60,000 87,609
Lianhe Chemical Technology
Co., Ltd., Class H 98,400 85,504
Liaoning Energy Industry Co.,
Ltd., Class H 167,800 80,518
Liaoning Port Co., Ltd., Class
H 256,000 22,118
*Lier Chemical Co., Ltd., Class
A 136,700 191,521
*Lifetech Scientific Corp. 3,692,000 685,582
Lijiang Yulong Tourism Co.,
Ltd., Class A 40,200 48,970
Linewell Software Co., Ltd.,
Class H 14,300 23,849
Lingbao Gold Group Co., Ltd.,
Class H 732,000 808,016
Lingyi iTech Guangdong Co.,
Class A 121,000 132,759
*Liuzhou Iron & Steel Co., Ltd.,
Class A 121,200 53,658
#Livzon Pharmaceutical
Group, Inc., Class A 187,200 622,817
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 79,400 180,564
#LK Technology Holdings, Ltd. 935,000 335,190
Loncin Motor Co., Ltd., Class A 211,900 362,723
Ω*Longfor Group Holdings,
Ltd., Class A 634,000 853,542
Longhua Technology Group
Luoyang Co., Ltd., Class A 26,800 24,983
LONGi Green Energy
Technology Co., Ltd., Class A 130,640 264,039
Longshine Technology Group
Co., Ltd., Class A 48,700 93,808
Lontium Semiconductor Corp. 3,383 34,634
*Lotus Holdings Co., Ltd. 105,900 95,952
Lucky Harvest Co., Ltd., Class
A 53,700 398,032
Luenmei Quantum Co., Ltd.,
Class A 94,003 75,867
Luoniushan Co., Ltd., Class A 87,400 71,019
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 35,800 21,559
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 31,900 125,614
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 108,600 110,643
Luxi Chemical Group Co., Ltd.,
Class A 119,900 176,062
Luxshare Precision Industry
Co., Ltd., Class A 234,500 994,655
Luyang Energy-Saving
Materials Co., Ltd. 60,900 100,311
Ω#*Luye Pharma Group, Ltd.,
Class A 1,881,000 489,976
Luzhou Laojiao Co., Ltd.,
Class A 49,300 838,748

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
*Maanshan Iron & Steel Co.,
Ltd., Class H 1,242,000 $ 262,664
Maccura Biotechnology Co.,
Ltd., Class A 62,500 97,705
Malion New Materials Co.,
Ltd., Class A 24,700 28,900
Mango Excellent Media Co.,
Ltd., Class A 75,700 236,576
Ω#*Maoyan Entertainment,
Class A 602,600 532,298
Markor International Home
Furnishings Co., Ltd., Class A 200 52
Marssenger Kitchenware Co.,
Ltd., Class A 17,700 30,542
Maxscend Microelectronics
Co., Ltd., Class A 5,200 53,514
Maxvision Technology Corp.,
Class A 25,500 98,695
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 38,400 135,265
*MCC Meili Cloud Computing
Industry Investment Co., Ltd. 22,600 42,787
Mehow Innovative, Ltd., Class
A 5,300 17,241
MeiG Smart Technology Co.,
Ltd., Class A 8,300 56,089
Meihua Holdings Group Co.,
Ltd., Class A 179,500 270,489
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class W 317,700 233,256
ΩMeitu, Inc., Class W 608,000 428,870
Ω*Meituan, Class W 1,171,060 19,676,985
Mesnac Co., Ltd., Class A 103,100 110,568
Metallurgical Corp. of China,
Ltd., Class H 1,279,000 242,450
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 66,500 38,310
Ω*Microport Cardioflow
Medtech Corp. 395,000 45,843
#MicroPort NeuroScientific
Corp. 126,000 171,256
#*Microport Scientific Corp. 537,700 488,144
Micro-Tech Nanjing Co., Ltd. 6,919 56,935
Midea Group Co., Ltd., Class A 109,234 1,105,677
ΩMidea Real Estate Holding,
Ltd. 43,000 22,346
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 17,500 116,214
Ming Yang Smart Energy
Group, Ltd., Class A 51,200 71,874
MINISO Group Holding, Ltd.,
Class F 419,400 1,887,508
*Minmetals Development Co.,
Ltd., Class F 180,600 178,037
*Minth Group, Ltd. 1,390,000 3,333,978
Miracle Automation
Engineering Co., Ltd. 22,400 46,320
Shares Value†
CHINA — (Continued)
MLS Co., Ltd., Class A 97,900 $ 106,337
*MMG, Ltd. 6,440,000 1,959,895
Ω*Mobvista, Inc. 983,000 697,190
*MOG Digitech Holdings, Ltd. 728,000 30,511
Montage Technology Co., Ltd.,
Class A 3,000 31,686
Moon Environment Technology
Co., Ltd., Class A 79,600 125,640
Morimatsu International
Holdings Co., Ltd. 736,000 522,006
Motic Xiamen Electric Group
Co., Ltd. 13,900 29,393
Muyuan Foods Co., Ltd., Class
A 208,700 1,138,306
MYS Group Co., Ltd., Class A 407,200 195,392
Nancal Technology Co., Ltd.,
Class A 46,500 196,275
*Nanfang Zhongjin
Environment Co., Ltd., Class A 325,300 155,199
Nanhua Futures Co., Ltd.,
Class A 77,700 126,808
NanJi E-Commerce Co., Ltd.,
Class A 120,200 72,551
Nanjing Cosmos Chemical
Co., Ltd., Class A 29,600 81,639
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 22,500 98,004
Nanjing Iron & Steel Co., Ltd.,
Class A 182,900 108,636
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 48,600 67,823
Nanjing Pharmaceutical Co.,
Ltd., Class A 304,370 218,029
Nanjing Securities Co., Ltd.,
Class A 61,800 65,681
*Nanjing Tanker Corp., Class
A 446,800 164,021
Nanjing Xinjiekou Department
Store Co., Ltd., Class A 75,200 65,655
Nantong Jianghai Capacitor
Co., Ltd., Class A 47,300 118,621
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 38,500 86,971
NARI Technology Co., Ltd.,
Class A 158,360 482,274
National Silicon Industry Group
Co., Ltd., Class A 33,449 80,159
NAURA Technology Group
Co., Ltd., Class A 5,100 316,215
*NavInfo Co., Ltd., Class A 61,500 70,436
#*Nayuki Holdings, Ltd. 402,000 58,579
NBTM New Materials Group
Co., Ltd., Class A 39,200 107,901
NetDragon Websoft Holdings,
Ltd. 257,500 328,404
Ω*NetEase Cloud Music, Inc. 17,900 416,644
NetEase, Inc., Class H 528,200 11,374,960
NetEase, Inc., Sponsored ADR 28,827 3,086,219

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Neusoft Corp., Class A 28,300 $ 39,027
Neutech Group, Ltd. 96,000 38,253
New China Life Insurance Co.,
Ltd., Class A 1,010,400 3,693,868
New Guomai Digital Culture
Co., Ltd., Class A 38,500 60,345
New Hope Dairy Co., Ltd.,
Class A 39,600 90,708
*New Hope Liuhe Co., Ltd.,
Class A 35,200 46,413
Ω#*<New Horizon Health, Ltd. 61,500 21,016
*New Journey Health
Technology Group Co., Ltd. 171,900 53,887
New Trend International Logis-
Tech Co., Ltd. 21,200 32,413
Neway Valve Suzhou Co.,
Ltd., Class A 37,100 136,603
*Newborn Town, Inc. 350,000 368,744
Newland Digital Technology
Co., Ltd., Class A 65,700 242,179
Nexteer Automotive Group,
Ltd. 1,757,000 1,178,176
#*Nine Dragons Paper
Holdings, Ltd., Class A 926,000 341,517
*Ninestar Corp., Class A 16,900 51,073
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 200 226
Ningbo Boway Alloy Material
Co., Ltd., Class A 65,000 155,681
Ningbo Changhong Polymer
Scientific & Technical, Inc.,
Class A 15,200 34,169
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 26,400 69,002
Ningbo Huaxiang Electronic
Co., Ltd., Class A 166,300 381,842
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 77,700 132,256
Ningbo Jintian Copper Group
Co., Ltd., Class A 211,200 193,394
*Ningbo Joyson Electronic
Corp., Class A 85,900 194,164
Ningbo Orient Wires & Cables
Co., Ltd., Class A 13,700 94,935
Ningbo Peacebird Fashion
Co., Ltd., Class A 58,700 128,325
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 31,436 86,270
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 39,800 140,087
Ningbo Shanshan Co., Ltd.,
Class A 67,900 65,443
Ningbo Sunrise Elc
Technology Co., Ltd., Class A 14,700 35,066
Ningbo Tuopu Group Co., Ltd.,
Class A 28,955 208,010
Ningbo Xusheng Group Co.,
Ltd., Class A 62,400 110,503
Ningbo Yongxin Optics Co.,
Ltd., Class A 7,000 83,848
Shares Value†
CHINA — (Continued)
Ningbo Yunsheng Co., Ltd.,
Class A 68,900 $ 70,670
Ningbo Zhoushan Port Co.,
Ltd., Class A 135,600 66,372
Ningxia Baofeng Energy Group
Co., Ltd., Class A 233,000 513,528
Ningxia Building Materials
Group Co., Ltd., Class A 38,200 67,595
Ningxia Orient Tantalum
Industry Co., Ltd. 32,500 66,491
*Ningxia Western Venture
Industrial Co., Ltd. 144,100 102,430
*NIO, Inc., Class A 134,010 543,492
*Niu Technologies, Class A,
ADR 13,846 46,523
NKY Medical Holdings, Ltd.,
Class A 47,300 96,574
ΩNongfu Spring Co., Ltd.,
Class A 939,800 4,338,638
Norinco International
Cooperation, Ltd., Class A 240,840 339,412
North Chemical Industries Co.,
Ltd., Class A 32,300 47,518
North China Pharmaceutical
Co., Ltd., Class A 196,900 163,786
North Copper Co., Ltd., Class
A 65,300 80,444
North Electro-Optic Co., Ltd.,
Class A 16,000 30,050
North Huajin Chemical
Industries Co., Ltd., Class A 118,300 85,880
North Industries Group Red
Arrow Co., Ltd., Class A 55,200 127,883
Northeast Pharmaceutical
Group Co., Ltd., Class R 258,700 182,824
Northeast Securities Co., Ltd.,
Class A 164,600 171,091
Northking Information
Technology Co., Ltd., Class A 36,920 94,975
Novoray Corp., Class A 8,945 68,196
*NSFOCUS Technologies
Group Co., Ltd., Class R 40,600 38,907
*Nuode New Materials Co.,
Ltd., Class A 177,500 74,678
NYOCOR Co., Ltd., Class A 272,700 206,216
Ω*Ocumension Therapeutics 47,000 32,850
*Offcn Education Technology
Co., Ltd., Class A 280,900 116,250
Offshore Oil Engineering Co.,
Ltd., Class A 170,500 124,478
*OFILM Group Co., Ltd., Class
A 92,600 143,486
Olympic Circuit Technology
Co., Ltd., Class A 37,600 137,048
Onewo, Inc., Class H 278,800 771,179
Oppein Home Group, Inc.,
Class A 25,400 230,839
Opple Lighting Co., Ltd., Class
A 40,100 92,956

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
OPT Machine Vision Tech Co.,
Ltd., Class A 6,070 $ 75,504
ORG Technology Co., Ltd.,
Class B 228,900 168,059
Orient International Enterprise,
Ltd., Class H 99,600 102,706
Ω#Orient Securities Co., Ltd.,
Class H 375,600 220,864
*Oriental Energy Co., Ltd.,
Class A 120,100 135,074
*Ourpalm Co., Ltd., Class A 48,900 32,406
Ovctek China, Inc., Class A 30,300 61,282
*Pacific Securities Co., Ltd.
(The), Class A 157,875 77,709
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 27,800 83,707
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 106,100 37,199
PCI Technology Group Co.,
Ltd., Class A 141,600 100,653
*PDD Holdings, Inc.,
Sponsored ADR 295,485 31,194,351
Ω*Peijia Medical, Ltd. 78,000 53,410
*Peking University Resources
Holdings Co., Ltd., Class A 984,000 19,414
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 669,200 12,881
*Pengxin International Mining
Co., Ltd., Class A 166,400 110,046
People.cn Co., Ltd., Class H 7,700 20,972
People's Insurance Co. Group
of China, Ltd. (The), Class H 4,546,000 2,690,773
Perennial Energy Holdings,
Ltd. 700,000 68,604
Perfect World Co., Ltd., Class
A 45,700 85,391
PetroChina Co., Ltd., Class H 16,488,000 12,629,595
PharmaBlock Sciences
Nanjing, Inc., Class A 18,800 83,128
ΩPharmaron Beijing Co., Ltd.,
Class H 274,475 477,828
*Phenix Optical Co., Ltd.,
Class A 14,500 39,713
PhiChem Corp., Class A 29,200 70,940
PICC Property & Casualty Co.,
Ltd., Class A 4,224,000 7,789,238
*Piesat Information
Technology Co., Ltd., Class A 14,457 34,030
Ping An Bank Co., Ltd., Class
A 492,300 738,464
Ping An Insurance Group Co.
of China, Ltd., Class A 5,436,000 32,666,331
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 167,700 189,531
PNC Process Systems Co.,
Ltd., Class A 34,800 122,249
POCO Holding Co., Ltd., Class
A 10,700 59,508
Shares Value†
CHINA — (Continued)
*Polaris Bay Group Co., Ltd.,
Class A 99,400 $ 86,783
Poly Developments and
Holdings Group Co., Ltd.,
Class A 130,000 149,604
Poly Property Group Co., Ltd.,
Class H 1,554,853 294,742
Poly Property Services Co.,
Ltd., Class H 273,000 1,089,578
Pony Testing International
Group Co., Ltd., Class A 73,000 67,949
ΩPop Mart International
Group, Ltd. 610,600 15,259,685
Porton Pharma Solutions, Ltd.,
Class A 48,300 99,745
ΩPostal Savings Bank of
China Co., Ltd., Class H 3,582,000 2,207,946
Pou Sheng International
Holdings, Ltd., Class A 1,912,000 117,116
Power Construction Corp. of
China, Ltd., Class A 366,700 237,973
*Powerwin Tech Group, Ltd. 168,000 69,109
Prinx Chengshan Holdings,
Ltd. 124,500 125,388
*Productive Technologies Co.,
Ltd. 862,000 27,123
Pulike Biological Engineering,
Inc. 18,400 34,254
Pylon Technologies Co., Ltd.,
Class A 26,406 148,782
*Q Technology Group Co., Ltd. 743,000 622,784
*Qi An Xin Technology Group,
Inc., Class A 17,574 74,300
Qianhe Condiment and Food
Co., Ltd., Class A 25,500 39,478
*Qinchuan Machine Tool &
Tool Group Share Co., Ltd.,
Class A 46,600 81,370
Qingdao Citymedia Co., Ltd.,
Class A 62,500 56,371
Qingdao East Steel Tower
Stock Co., Ltd., Class A 281,600 295,027
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 13,600 30,778
Qingdao Gaoce Technology
Co., Ltd., Class A 110,289 131,621
Qingdao Gon Technology Co.,
Ltd., Class A 78,300 270,323
Qingdao Haier Biomedical Co.,
Ltd., Class A 27,899 120,945
Qingdao Hanhe Cable Co.,
Ltd., Class A 427,800 187,632
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class H 14,120 21,297
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 4,400 82,275
Qingdao NovelBeam
Technology Co., Ltd., Class H 5,622 26,706

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
ΩQingdao Port International
Co., Ltd., Class A 695,000 $ 501,889
Qingdao Rural Commercial
Bank Corp., Class A 389,800 167,749
Qingdao Sentury Tire Co.,
Ltd., Class A 51,740 131,463
Qingdao TGOOD Electric Co.,
Ltd., Class A 24,900 79,049
*Qinghai Salt Lake Industry
Co., Ltd., Class H 143,600 315,899
#Qinhuangdao Port Co., Ltd.,
Class H 881,000 244,258
*QuantumCTek Co., Ltd.,
Class A 617 20,388
Queclink Wireless Solutions
Co., Ltd., Class A 27,100 44,563
Quectel Wireless Solutions
Co., Ltd., Class A 9,140 94,778
Quick Intelligent Equipment
Co., Ltd. 13,400 43,646
*Rainbow Digital Commercial
Co., Ltd., Class A 315,600 231,280
Range Intelligent Computing
Technology Group Co., Ltd. 23,100 154,260
Rayhoo Motor Dies Co., Ltd. 8,600 45,973
Raytron Technology Co., Ltd.,
Class A 10,097 77,464
Realcan Pharmaceutical
Group Co., Ltd., Class A 82,000 33,259
Red Avenue New Materials
Group Co., Ltd., Class H 19,300 84,941
Ω#*Red Star Macalline Group
Corp., Ltd., Class H 658,200 114,585
Ω*Redco Properties Group,
Ltd. 162,000 2,131
Renhe Pharmacy Co., Ltd.,
Class A 196,400 145,277
Rianlon Corp., Class A 43,300 167,051
Richinfo Technology Co., Ltd.,
Class A 8,100 28,265
Risen Energy Co., Ltd., Class
A 71,000 86,393
*RiseSun Real Estate
Development Co., Ltd., Class
A 372,400 71,682
Riyue Heavy Industry Co.,
Ltd., Class A 65,400 106,914
Rizhao Port Co., Ltd., Class A 861,800 355,469
RoboTechnik Intelligent
Technology Co., Ltd., Class A 2,000 35,987
Rockchip Electronics Co., Ltd.,
Class F 6,600 154,691
*RongFa Nuclear Equipment
Co., Ltd., Class A 139,300 91,166
Rongsheng Petrochemical
Co., Ltd., Class A 346,500 396,847
*Roshow Technology Co., Ltd.,
Class A 102,300 100,426
Ruida Futures Co., Ltd., Class
A 39,800 78,908
Shares Value†
CHINA — (Continued)
Runjian Co., Ltd., Class F 22,000 $ 151,845
*Sai Micro Electronics, Inc.,
Class A 19,500 43,648
Sailun Group Co., Ltd., Class
A 136,700 229,675
Sanan Optoelectronics Co.,
Ltd., Class A 65,500 110,680
Sangfor Technologies, Inc.,
Class A 5,600 75,501
Sanjiang Shopping Club Co.,
Ltd., Class A 26,600 41,656
Sanquan Food Co., Ltd., Class
A 223,000 353,516
*Sansteel Minguang Co., Ltd.,
Class A 177,102 91,799
Sansure Biotech, Inc., Class A 6,971 18,987
Sanwei Holding Group Co.,
Ltd. 25,700 38,551
#Sany Heavy Equipment
International Holdings Co.,
Ltd., Class A 1,549,000 1,132,582
Sany Heavy Industry Co., Ltd.,
Class A 151,900 394,516
Satellite Chemical Co., Ltd.,
Class A 126,335 314,569
SDIC Capital Co., Ltd., Class A 53,200 50,031
SDIC Power Holdings Co.,
Ltd., Class A 105,300 218,036
Sealand Securities Co., Ltd.,
Class A 147,200 77,109
*Seazen Group, Ltd., Class A 5,230,000 1,321,882
*Seazen Holdings Co., Ltd.,
Class A 52,400 97,549
S-Enjoy Service Group Co.,
Ltd. 404,000 145,873
Seres Group Co., Ltd., Class R 6,400 114,639
SF Holding Co., Ltd., Class A 239,600 1,433,673
SG Micro Corp., Class A 4,860 67,435
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 39,600 22,922
Shaanxi Coal Industry Co.,
Ltd., Class A 480,000 1,265,138
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 307,000 165,040
*Shaanxi Heimao Coking Co.,
Ltd., Class A 153,600 61,244
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class H 209,900 189,029
*Shandong Boan
Biotechnology Co., Ltd., Class
A 9,800 13,042
Shandong Bohui Paper
Industrial Co., Ltd., Class A 337,200 199,357
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class H 12,700 27,554
*Shandong Chenming Paper
Holdings, Ltd., Class A 157,000 11,540

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Shandong Dawn Polymer Co.,
Ltd., Class A 31,925 $ 68,519
Shandong Denghai Seeds Co.,
Ltd., Class A 55,100 76,818
*Shandong Dongyue Silicone
Material Co., Ltd., Class H 69,800 70,057
ΩShandong Gold Mining Co.,
Ltd., Class A 352,750 1,037,139
Shandong Haihua Co., Ltd.,
Class A 221,800 162,541
Shandong Head Group Co.,
Ltd., Class A 134,200 207,393
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 27,800 216,951
Shandong Hi-speed Co., Ltd.,
Class A 29,200 43,480
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 159,900 122,895
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 94,300 264,365
Shandong Huatai Paper
Industry Shareholding Co.,
Ltd., Class A 143,500 67,279
Shandong Humon Smelting
Co., Ltd., Class A 97,400 144,764
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 66,900 144,411
Shandong Jinjing Science &
Technology Co., Ltd., Class A 180,900 113,168
Shandong Linglong Tyre Co.,
Ltd., Class A 79,600 155,847
Shandong Lukang Pharma,
Class A 88,300 120,312
Shandong Nanshan Aluminum
Co., Ltd., Class A 275,700 138,358
Shandong Pharmaceutical
Glass Co., Ltd., Class A 49,000 149,428
Shandong Publishing & Media
Co., Ltd., Class A 73,500 99,237
Shandong Sun Paper Industry
JSC, Ltd., Class H 177,300 341,524
Shandong Weifang Rainbow
Chemical Co., Ltd., Class H 16,300 118,039
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class A 2,754,400 2,028,141
Shandong WIT Dyne Health
Co., Ltd., Class A 64,200 269,574
Shandong Xiantan Co., Ltd.,
Class H 110,700 90,408
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class A 218,000 154,335
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 97,200 110,655
Shanghai Acrel Co., Ltd. 9,600 29,922
Shares Value†
CHINA — (Continued)
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 90,900 $ 80,237
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 112,300 162,277
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 11,797 141,631
Shanghai AtHub Co., Ltd.,
Class A 46,844 209,127
Shanghai Bailian Group Co.,
Ltd., Class A 98,800 129,728
*Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 37,380 134,139
Shanghai Baolong Automotive
Corp., Class A 30,300 155,849
Shanghai Baosight Software
Co., Ltd., Class A 37,795 139,317
Shanghai Baosteel Packaging
Co., Ltd., Class A 150,200 97,886
Shanghai Belling Co., Ltd.,
Class A 40,200 193,726
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 4,657 124,345
Shanghai Bright Meat Group
Co., Ltd., Class A 92,100 102,696
Shanghai Chinafortune Co.,
Ltd., Class A 51,000 93,961
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 64,200 79,531
Shanghai Construction Group
Co., Ltd., Class A 411,200 136,253
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 40,447 44,489
Shanghai Datun Energy
Resources Co., Ltd., Class H 68,100 103,744
*Shanghai DZH, Ltd., Class H 18,400 21,630
#*Shanghai Electric Group
Co., Ltd., Class A 650,000 213,741
Shanghai Electric Power Co.,
Ltd., Class A 80,400 98,715
Shanghai Environment Group
Co., Ltd., Class H 152,040 164,516
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 64,400 35,152
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class H 27,800 39,866
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class A 173,500 312,782
#Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class A 165,000 593,640
Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class A 63,000 19,742

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 13,200 $ 87,368
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 14,800 42,244
Shanghai Gench Education
Group, Ltd. 24,500 7,109
Shanghai Gentech Co., Ltd.,
Class A 18,017 92,126
Shanghai Hanbell Precise
Machinery Co., Ltd., Class H 106,300 241,883
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 8,600 27,226
Ω#*Shanghai Henlius Biotech,
Inc., Class A 5,100 25,616
Shanghai Huace Navigation
Technology, Ltd., Class A 13,600 79,563
Shanghai Huafon Aluminium
Corp., Class A 33,600 78,812
Shanghai Huayi Group Co.,
Ltd., Class A 117,600 109,949
Shanghai Industrial Holdings,
Ltd. 571,000 871,812
Shanghai Industrial Urban
Development Group, Ltd.,
Class A 846,000 31,638
Shanghai INT Medical
Instruments Co., Ltd., Class A 19,400 66,295
Shanghai International Airport
Co., Ltd., Class A 17,600 77,677
Shanghai Jahwa United Co.,
Ltd., Class A 58,400 188,050
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 54,300 179,776
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 46,600 67,018
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 96,000 77,611
*Shanghai Kehua Bio-
Engineering Co., Ltd., Class A 4,400 3,436
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 7,300 17,976
Shanghai Liangxin Electrical
Co., Ltd., Class A 99,500 114,368
Shanghai Lingang Holdings
Corp., Ltd., Class A 78,700 98,359
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 39,800 48,155
Shanghai M&G Stationery,
Inc., Class A 39,940 161,557
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 28,200 85,920
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 3,615 41,984
Shares Value†
CHINA — (Continued)
*Shanghai Milkground Food
Tech Co., Ltd., Class A 25,000 $ 89,541
Shanghai Moons' Electric Co.,
Ltd., Class H 2,600 23,547
*Shanghai New Power
Automotive Technology Co.,
Ltd., Class H 243,200 178,892
Shanghai Pharmaceuticals
Holding Co., Ltd., Class A 391,600 536,293
Shanghai Pioneer Holding,
Ltd., Class A 30,000 8,704
Shanghai Pret Composites
Co., Ltd., Class A 95,100 135,069
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 370,500 558,307
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 54,035 124,887
Shanghai QiFan Cable Co.,
Ltd., Class A 51,200 102,989
Shanghai RAAS Blood
Products Co., Ltd., Class A 88,500 81,647
Shanghai Runda Medical
Technology Co., Ltd., Class A 41,100 102,394
Shanghai Rural Commercial
Bank Co., Ltd., Class A 202,000 233,295
*Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 104,300 62,954
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 94,500 132,917
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 5,600 28,912
Shanghai Stonehill Technology
Co., Ltd., Class A 136,800 96,865
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 16,300 21,201
Shanghai Tunnel Engineering
Co., Ltd., Class A 237,000 193,883
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 41,100 63,516
Shanghai Wanye Enterprises
Co., Ltd., Class A 27,700 54,919
Shanghai Yaoji Technology
Co., Ltd., Class A 14,200 52,851
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 60,900 47,057
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 26,100 93,911
Shanghai Zhenhua Heavy
Industries Co., Ltd., Class A 232,000 135,885
*Shanghai Zhonggu Logistics
Co., Ltd., Class A 119,896 177,375
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 248,600 214,310

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Shanjin International Gold Co.,
Ltd., Class A 82,800 $ 230,531
Shannon Semiconductor
Technology Co., Ltd., Class A 16,600 69,977
*Shantou Wanshun New
Material Group Co., Ltd., Class
A 68,000 43,381
Shantui Construction
Machinery Co., Ltd., Class A 113,000 135,323
Shanxi Blue Flame Holding
Co., Ltd., Class A 257,300 226,409
Shanxi Coal International
Energy Group Co., Ltd., Class
A 139,900 182,155
Shanxi Coking Co., Ltd., Class
A 287,200 137,416
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 43,800 38,602
Shanxi Guoxin Energy Corp.,
Ltd., Class A 475,200 165,299
Shanxi Hi-speed Group Co.,
Ltd., Class A 156,500 107,587
*Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 187,920 174,660
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 168,900 253,587
*Shanxi Meijin Energy Co.,
Ltd., Class A 148,600 85,811
Shanxi Securities Co., Ltd.,
Class A 75,100 58,236
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 79,600 38,633
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 28,600 802,571
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 57,400 30,068
Shanying International Holding
Co., Ltd., Class A 154,776 35,751
Sharetronic Data Technology
Co., Ltd., Class A 6,300 90,604
Shede Spirits Co., Ltd., Class
A 24,800 193,471
Shengda Resources Co., Ltd.,
Class A 48,600 89,941
Shenghe Resources Holding
Co., Ltd., Class A 46,670 67,889
*Shengyi Electronics Co., Ltd.,
Class A 4,748 16,908
Shengyi Technology Co., Ltd.,
Class A 41,700 139,264
Shenma Industry Co., Ltd. 56,900 62,821
Shennan Circuits Co., Ltd.,
Class H 13,200 197,858
ΩShenwan Hongyuan Group
Co., Ltd., Class H 393,600 104,558
*Shenyang Jinbei Automotive
Co., Ltd., Class A 120,000 88,599
Shares Value†
CHINA — (Continued)
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 4,564 $ 50,408
Shenzhen Agricultural Power
Group Co., Ltd., Class A 235,600 205,371
Shenzhen Airport Co., Ltd.,
Class A 151,600 141,111
Shenzhen Aisidi Co., Ltd.,
Class A 92,500 147,782
Shenzhen Anche Technologies
Co., Ltd., Class A 100 247
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 83,500 111,246
Shenzhen BSC Technology
Co., Ltd., Class A 12,300 47,335
Shenzhen Capchem
Technology Co., Ltd., Class A 17,300 75,568
Shenzhen Center Power Tech
Co., Ltd., Class A 35,400 69,649
Shenzhen Cereals Holdings
Co., Ltd., Class A 115,300 106,530
Shenzhen Changhong
Technology Co., Ltd., Class A 9,600 16,763
Shenzhen Click Technology
Co., Ltd., Class A 24,700 41,567
Shenzhen Colibri Technologies
Co., Ltd., Class A 34,200 71,144
Shenzhen Comix Group Co.,
Ltd., Class A 35,300 33,489
Shenzhen Das Intellitech Co.,
Ltd., Class A 66,900 29,158
Shenzhen Desay Battery
Technology Co., Class A 68,010 197,956
*Shenzhen Dynanonic Co.,
Ltd., Class A 21,500 82,829
Shenzhen Ellassay Fashion
Co., Ltd., Class A 100 95
Shenzhen Energy Group Co.,
Ltd., Class A 123,200 108,409
Shenzhen Envicool
Technology Co., Ltd., Class A 32,771 142,426
*Shenzhen Everwin Precision
Technology Co., Ltd., Class H 91,500 270,731
Shenzhen Expressway Corp.,
Ltd., Class A 500,000 425,548
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 26,200 45,100
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 133,000 45,533
*Shenzhen Fenda Technology
Co., Ltd., Class A 79,600 78,142
Shenzhen FRD Science &
Technology Co., Ltd., Class A 39,800 106,597
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 95,400 102,048
Shenzhen Gas Corp., Ltd.,
Class A 152,000 133,333

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Shenzhen Gongjin Electronics
Co., Ltd., Class H 57,100 $ 71,913
Shenzhen Goodix Technology
Co., Ltd., Class A 3,100 29,951
Shenzhen H&T Intelligent
Control Co., Ltd., Class H 64,500 175,058
Ω*Shenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class A 158,000 90,668
Shenzhen Honor Electronic
Co., Ltd. 2,600 38,958
Shenzhen Hopewind Electric
Co., Ltd., Class A 53,000 217,226
Shenzhen Huaqiang Industry
Co., Ltd., Class A 49,500 174,365
Shenzhen Inovance
Technology Co., Ltd., Class A 17,600 173,237
*Shenzhen International
Holdings, Ltd. 2,076,282 2,128,573
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 116
Shenzhen Investment, Ltd.,
Class A 1,788,000 182,150
Shenzhen Invt Electric Co.,
Ltd., Class A 77,900 82,578
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 52,500 74,565
Shenzhen Jinjia Group Co.,
Ltd., Class A 173,800 86,025
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 103,400 83,451
Shenzhen Kaifa Technology
Co., Ltd., Class A 41,500 101,964
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 12,100 22,642
Shenzhen Kedali Industry Co.,
Ltd., Class A 9,000 162,770
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 132,400 273,239
Shenzhen Kinwong Electronic
Co., Ltd., Class A 38,900 149,060
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 68,900 213,619
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 76,500 99,606
Shenzhen Leaguer Co., Ltd.,
Class A 91,000 103,347
Shenzhen Lifotronic
Technology Co., Ltd., Class A 28,175 50,050
Shenzhen Megmeet Electrical
Co., Ltd., Class A 22,300 132,637
Shenzhen Microgate
Technology Co., Ltd., Class A 75,400 105,949
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 33,400 1,008,723
Shares Value†
CHINA — (Continued)
Shenzhen MTC Co., Ltd.,
Class A 268,700 $ 159,228
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 15,300 110,250
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 308,600 109,044
Shenzhen Noposin Crop
Science Co., Ltd., Class A 123,300 160,372
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 273,500 88,745
#Shenzhen Pagoda Industrial
Group Corp., Ltd. 463,500 59,172
Shenzhen Qingyi Photomask,
Ltd., Class A 18,560 69,844
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 17,300 97,285
Shenzhen SC New Energy
Technology Corp., Class A 21,900 165,427
Shenzhen SED Industry Co.,
Ltd., Class A 36,100 112,322
Shenzhen SEG Co., Ltd.,
Class A 26,300 29,760
Shenzhen Senior Technology
Material Co., Ltd., Class A 93,000 116,103
*Shenzhen Sinexcel Electric
Co., Ltd., Class A 24,000 97,971
Shenzhen Sunline Tech Co.,
Ltd., Class A 20,900 36,379
Shenzhen Sunlord Electronics
Co., Ltd., Class A 19,500 74,641
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 20,000 68,196
Shenzhen Suntak Circuit
Technology Co., Ltd., Class A 104,800 145,243
Shenzhen Sunway
Communication Co., Ltd.,
Class A 29,300 80,127
Shenzhen Tagen Group Co.,
Ltd., Class A 195,600 95,740
Shenzhen Topband Co., Ltd.,
Class A 79,900 153,688
Shenzhen Topraysolar Co.,
Ltd., Class A 238,700 97,801
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 65,800 72,828
Shenzhen Transsion Holdings
Co., Ltd., Class A 32,697 336,806
Shenzhen United Winners
Laser Co., Ltd., Class A 15,848 34,449
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 26,300 100,634
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 107,600 271,175

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 106,000 $ 66,020
Shenzhen Yinghe Technology
Co., Ltd., Class A 43,700 98,777
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 32,800 31,207
Shenzhen Ysstech Info-tech
Co., Ltd., Class A 5,800 16,683
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 47,000 133,765
*Shenzhen Zhenye Group Co.,
Ltd., Class A 300 262
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 534,200 327,577
Shenzhou International Group
Holdings, Ltd., Class A 665,200 4,614,977
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 9,400 44,252
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 229,300 711,242
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 39,900 75,376
Shinva Medical Instrument
Co., Ltd., Class A 96,730 195,636
Shougang Fushan Resources
Group, Ltd., Class A 3,035,600 962,974
*<Shouhang High-Tech
Energy Co., Ltd., Class A 178,100 1,714
Shuangliang Eco-Energy
Systems Co., Ltd., Class A 122,000 73,637
Shui On Land, Ltd. 2,548,000 216,859
*Siasun Robot & Automation
Co., Ltd., Class A 24,500 56,120
Sichuan Changhong Electric
Co., Ltd., Class A 119,400 172,373
Sichuan Chengfei Integration
Technology Corp., Class A 37,900 86,605
Sichuan Chuantou Energy Co.,
Ltd., Class A 52,000 121,471
Sichuan Development Lomon
Co., Ltd., Class A 127,500 193,007
Sichuan EM Technology Co.,
Ltd., Class H 79,600 98,389
Sichuan Expressway Co., Ltd.,
Class A 616,000 343,162
Sichuan Furong Technology
Co., Ltd., Class A 28,270 43,377
Sichuan Haite High-tech Co.,
Ltd., Class A 47,900 60,787
Sichuan Hexie Shuangma Co.,
Ltd., Class A 76,100 164,270
*Sichuan Hongda Co., Ltd.,
Class A 79,200 72,632
Sichuan Injet Electric Co., Ltd.,
Class A 15,900 87,226
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 18,200 44,291
Shares Value†
CHINA — (Continued)
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 53,500 $ 266,352
*Sichuan Lutianhua Co., Ltd.,
Class A 282,200 187,404
Sichuan New Energy Power
Co., Ltd., Class A 85,800 120,563
Sichuan Road and Bridge
Group Co., Ltd., Class A 209,560 250,382
Sichuan Swellfun Co., Ltd.,
Class A 11,000 68,890
Sichuan Teway Food Group
Co., Ltd., Class A 36,400 56,152
Sieyuan Electric Co., Ltd.,
Class A 16,000 158,324
Sihuan Pharmaceutical
Holdings Group, Ltd. 2,331,000 216,426
SIIC Environment Holdings,
Ltd., Class F 302,000 37,386
ΩSimcere Pharmaceutical
Group, Ltd. 711,000 803,172
Sineng Electric Co., Ltd., Class
A 23,600 90,562
Sino Biopharmaceutical, Ltd.,
Class A 12,042,000 6,071,701
Sinocare, Inc., Class A 20,700 58,800
*Sinochem International Corp.,
Class A 106,551 52,446
Sinofert Holdings, Ltd., Class A 3,484,000 525,653
Sinofibers Technology Co.,
Ltd., Class A 18,300 89,447
Sinolink Securities Co., Ltd.,
Class A 45,000 50,239
Sinoma International
Engineering Co., Class A 139,300 175,437
Sinoma Science & Technology
Co., Ltd., Class A 79,600 150,703
Sinomach Automobile Co.,
Ltd., Class A 99,000 86,434
*Sinomach Heavy Equipment
Group Co., Ltd. 110,100 42,688
Sinomach Precision Industry
Group Co., Ltd., Class A 34,000 71,663
Sinomine Resource Group
Co., Ltd., Class A 17,660 70,755
Sinopec Engineering Group
Co., Ltd., Class A 1,269,000 904,944
*Sinopec Oilfield Equipment
Corp., Class H 122,000 100,140
*Sinopec Oilfield Service
Corp., Class H 1,574,000 119,754
*Sinopec Shanghai
Petrochemical Co., Ltd., Class
A 1,842,000 273,163
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class H 14,115 102,759
Sinopharm Group Co., Ltd.,
Class A 1,940,000 4,588,134
Sino-Platinum Metals Co., Ltd.,
Class A 173,360 314,151

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Sinoseal Holding Co., Ltd.,
Class A 19,900 $ 98,690
Sinosoft Co., Ltd., Class A 30,940 80,868
Sinosteel Engineering &
Technology Co., Ltd., Class H 163,800 145,261
Sinosteel New Materials Co.,
Ltd., Class H 75,900 81,397
Sinotrans, Ltd., Class A 2,188,000 950,850
Sinotruk Jinan Truck Co., Ltd.,
Class A 81,600 190,391
Skshu Paint Co., Ltd., Class F 13,600 90,558
Skyworth Digital Co., Ltd.,
Class A 46,700 71,978
#Skyworth Group, Ltd. 2,024,213 777,871
ΩSmoore International
Holdings, Ltd. 1,448,000 2,513,325
Snowsky Salt Industry Group
Co., Ltd., Class A 155,100 106,411
*SOHO China, Ltd. 1,798,500 125,239
Sokan New Materials Group
Co., Ltd., Class A 5,622 30,950
Songcheng Performance
Development Co., Ltd., Class
A 31,700 40,752
Sonoscape Medical Corp.,
Class A 12,900 54,965
SooChow Securities Co., Ltd.,
Class A 112,800 121,435
Southern Publishing & Media
Co., Ltd. 58,400 132,406
Southwest Securities Co., Ltd.,
Class A 160,600 90,974
Spring Airlines Co., Ltd., Class
A 35,300 260,532
SSY Group, Ltd. 2,000,000 760,829
Stanley Agricultural Group Co.,
Ltd., Class A 172,900 199,449
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 438,900 456,207
StarPower Semiconductor,
Ltd., Class A 3,760 42,624
State Grid Information &
Communication Co., Ltd.,
Class A 34,000 84,565
State Grid Yingda Co., Ltd.,
Class A 160,300 106,893
STO Express Co., Ltd., Class
A 133,200 195,408
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 8,300 19,195
Sumavision Technologies Co.,
Ltd., Class A 34,300 24,806
Sumec Corp., Ltd., Class A 107,570 139,765
Sun Art Retail Group, Ltd.,
Class A 3,092,500 737,762
*Sun Create Electronics Co.,
Ltd., Class A 17,400 44,522
*Sun King Technology Group,
Ltd. 338,000 48,381
Shares Value†
CHINA — (Continued)
Sunflower Pharmaceutical
Group Co., Ltd., Class A 75,900 $ 163,734
Sungrow Power Supply Co.,
Ltd., Class A 64,340 536,078
Suning Universal Co., Ltd.,
Class A 391,700 116,327
Sunny Optical Technology
Group Co., Ltd. 686,000 5,794,292
Sunresin New Materials Co.,
Ltd., Class A 15,900 95,183
Sunrise Group Co., Ltd., Class
A 362,900 269,436
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 6,312 25,237
*Sunstone Development Co.,
Ltd., Class A 69,800 166,602
Sunward Intelligent Equipment
Co., Ltd., Class A 97,000 93,223
Sunwoda Electronic Co., Ltd.,
Class A 42,900 112,187
Suofeiya Home Collection Co.,
Ltd., Class A 37,500 78,421
SUPCON Technology Co.,
Ltd., Class F 3,168 20,546
Suzhou Anjie Technology Co.,
Ltd., Class A 52,400 92,650
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 80,700 287,152
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 152,200 72,614
Suzhou Good-Ark Electronics
Co., Ltd., Class A 20,000 25,161
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 250,300 182,050
*Suzhou Secote Precision
Electronic Co., Ltd., Class A 13,000 77,179
Suzhou SLAC Precision
Equipment Co., Ltd., Class A 14,400 26,510
*Suzhou Sushi Testing Group
Co., Ltd., Class A 100,100 215,664
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 9,180 86,547
Suzhou TZTEK Technology
Co., Ltd. 7,600 55,507
Suzhou Veichi Electric Co.,
Ltd. 5,000 34,648
Symphony Holdings, Ltd. 90,000 9,517
SYoung Group Co., Ltd., Class
A 80,700 140,580
Taiji Computer Corp., Ltd.,
Class A 22,900 75,723
*Taiyuan Heavy Industry Co.,
Ltd., Class A 296,600 95,833
*Talkweb Information System
Co., Ltd., Class A 12,600 57,689

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
*Tangrenshen Group Co., Ltd.,
Class A 157,700 $ 104,943
*Tangshan Jidong Cement
Co., Ltd., Class A 96,700 62,887
TangShan Port Group Co.,
Ltd., Class A 245,400 135,299
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 155,300 103,772
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 12,400 24,175
Tasly Pharmaceutical Group
Co., Ltd., Class A 48,000 100,379
Tayho Advanced Materials
Group Co., Ltd., Class A 110,400 154,826
TBEA Co., Ltd., Class A 215,330 341,357
TCL Electronics Holdings, Ltd.,
Class A 1,572,000 1,988,642
TCL Technology Group Corp.,
Class A 762,000 434,788
TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 164,700 173,459
TDG Holdings Co., Ltd. 76,400 68,278
Telling Telecommunication
Holding Co., Ltd., Class A 78,200 103,862
Ten Pao Group Holdings, Ltd. 60,000 12,534
Tencent Holdings, Ltd., Class
A 2,809,500 172,887,849
Tencent Music Entertainment
Group, ADR 232,859 3,124,968
Three Squirrels, Inc., Class A 25,600 94,013
Three's Co. Media Group Co.,
Ltd., Class A 45,800 174,555
Thunder Software Technology
Co., Ltd., Class A 6,900 52,548
Tian Di Science & Technology
Co., Ltd., Class A 179,500 152,767
Tian Lun Gas Holdings, Ltd.,
Class A 19,000 6,419
Tiande Chemical Holdings,
Ltd. 376,000 51,396
Tiangong International Co.,
Ltd., Class A 902,000 245,428
Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
H 10,700 27,143
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class A 212,000 87,209
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 246,400 114,507
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 11,100 45,052
Tianjin Port Co., Ltd., Class A 182,800 111,089
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 40,400 113,259
Tianjin Teda Co., Ltd., Class A 157,200 79,754
Shares Value†
CHINA — (Continued)
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 83,500 $ 65,439
*Tianma Microelectronics Co.,
Ltd., Class A 199,100 218,448
Tianneng Battery Group Co.,
Ltd. 20,794 74,105
#Tianqi Lithium Corp., Class A 170,000 506,403
*Tianrun Industry Technology
Co., Ltd., Class A 214,500 181,965
Tianshan Aluminum Group
Co., Ltd., Class A 325,200 332,658
TianShan Material Co., Ltd.,
Class A 144,100 96,883
Tianshui Huatian Technology
Co., Ltd., Class A 105,000 133,971
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 7,100 23,214
Tibet Mineral Development
Co., Ltd., Class A 9,200 23,452
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 14,970 73,068
Time Interconnect Technology,
Ltd. 472,000 247,726
Tingyi Cayman Islands Holding
Corp., Class F 1,448,000 2,621,626
Titan Wind Energy Suzhou
Co., Ltd., Class A 89,000 78,682
TKD Science and Technology
Co., Ltd., Class A 15,900 29,403
Tofflon Science & Technology
Group Co., Ltd., Class A 63,300 102,262
Toly Bread Co., Ltd., Class A 319,860 238,800
*Tomson Group, Ltd. 108,000 37,324
Tong Ren Tang Technologies
Co., Ltd., Class H 786,000 480,436
Tongcheng Travel Holdings,
Ltd., Class A 1,766,400 4,669,581
*Tongding Interconnection
Information Co., Ltd., Class A 35,900 22,755
TongFu Microelectronics Co.,
Ltd., Class A 50,600 178,240
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 72,100 71,672
*Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 9,700 23,299
Tongkun Group Co., Ltd.,
Class A 95,800 143,307
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 170,500 157,063
Tongling Nonferrous Metals
Group Co., Ltd., Class A 738,300 320,770
Tongwei Co., Ltd., Class A 149,400 335,026
Tongyu Heavy Industry Co.,
Ltd., Class A 642,200 215,444
Topchoice Medical Corp.,
Class A 13,964 77,047
Topsec Technologies Group,
Inc., Class A 89,300 88,524

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
ΩTopsports International
Holdings, Ltd. 3,408,000 $ 1,362,374
Toread Holdings Group Co.,
Ltd. 31,700 44,238
*Towngas Smart Energy Co.,
Ltd., Class F 669,357 302,107
*TPV Technology Co., Ltd.,
Class R 259,000 82,260
TravelSky Technology, Ltd.,
Class H 726,000 1,012,975
Trina Solar Co., Ltd., Class A 86,592 155,964
Trip.com Group, Ltd. 138,400 8,352,509
Trip.com Group, Ltd.,
Sponsored ADR 13,650 805,214
#*Triumph New Energy Co.,
Ltd., Class A 20,000 8,872
Triumph Science &
Technology Co., Ltd., Class A 55,600 81,643
TRS Information Technology
Corp., Ltd., Class R 12,800 32,083
Truking Technology, Ltd.,
Class A 137,700 141,237
Truly International Holdings,
Ltd. 2,244,000 274,904
*Tsinghua Tongfang Co., Ltd.,
Class H 70,000 66,986
Tsingtao Brewery Co., Ltd.,
Class H 328,000 2,322,101
TSP Wind Power Group Co.,
Ltd. 283,200 247,253
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 429,200 16,523
UE Furniture Co., Ltd., Class A 100 133
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 10,000 87,967
Unilumin Group Co., Ltd.,
Class A 104,600 99,664
Uni-President China Holdings,
Ltd. 1,396,000 1,674,185
Unisplendour Corp., Ltd.,
Class A 48,000 165,913
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 75,600 143,754
*UTour Group Co., Ltd., Class
A 83,700 91,143
V V Food & Beverage Co.,
Ltd., Class A 331,200 159,835
Valiant Co., Ltd., Class A 113,900 171,010
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 24,700 59,295
Vatti Corp., Ltd., Class A 115,100 102,389
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 19,700 56,826
Ω*<Venus MedTech
Hangzhou, Inc., Class H 95,500 31,404
Venustech Group, Inc., Class
A 53,600 113,933
Shares Value†
CHINA — (Continued)
*Verisilicon Microelectronics
Shanghai Co., Ltd. 3,024 $ 39,927
Victory Giant Technology
Huizhou Co., Ltd., Class A 25,800 259,483
Vipshop Holdings, Ltd.,
Sponsored ADR 506,896 6,903,924
*Visionox Technology, Inc.,
Class A 32,700 38,665
Visual China Group Co., Ltd.,
Class A 45,438 127,445
Ω*Viva Biotech Holdings 374,500 70,991
#*Vnet Group, Inc., Sponsored
ADR 65,015 408,944
Walvax Biotechnology Co.,
Ltd., Class A 41,700 57,334
Wanbangde Pharmaceutical
Holding Group Co., Ltd., Class
A 1,000 773
*Wanda Film Holding Co., Ltd.,
Class A 63,300 97,911
Wangneng Environment Co.,
Ltd., Class A 57,200 140,145
Wangsu Science &
Technology Co., Ltd., Class A 98,600 157,935
Wanguo Gold Group, Ltd.,
Class A 238,000 699,756
Wanhua Chemical Group Co.,
Ltd., Class A 157,147 1,176,247
Want Want China Holdings,
Ltd., Class A 3,802,000 2,495,542
Wanxiang Qianchao Co., Ltd.,
Class A 146,100 130,568
Warom Technology, Inc. Co. 24,000 67,811
Wasion Holdings, Ltd., Class A 834,000 863,608
Wasu Media Holding Co., Ltd.,
Class A 118,700 125,665
Weichai Power Co., Ltd., Class
A 1,888,000 3,700,672
Weifu High-Technology Group
Co., Ltd., Class A 17,500 47,039
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 28,800 37,182
Weihai Guangwei Composites
Co., Ltd., Class A 24,860 99,328
Weilong Delicious Global
Holdings, Ltd. 4,000 8,428
Ω*Weimob, Inc. 176,000 38,129
*Wellhope Foods Co., Ltd.,
Class A 44,700 51,318
Wencan Group Co., Ltd.,
Class A 41,300 115,896
Wens Foodstuff Group Co.,
Ltd., Class A 254,200 592,057
Wenzhou Yihua Connector
Co., Ltd., Class A 14,600 82,744
#West China Cement, Ltd. 4,182,000 841,286
Western Metal Materials Co.,
Ltd., Class A 31,900 80,746
Western Mining Co., Ltd.,
Class A 138,600 293,085

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
*Western Region Gold Co.,
Ltd., Class A 56,600 $ 125,679
Western Securities Co., Ltd.,
Class A 112,500 116,163
Western Superconducting
Technologies Co., Ltd., Class
A 15,996 103,147
Will Semiconductor Co., Ltd.,
Class A 9,635 174,307
Willfar Information Technology
Co., Ltd. 14,202 70,178
Winall Hi-Tech Seed Co., Ltd.,
Class A 96,340 121,730
Windey Energy Technology
Group Co., Ltd., Class A 82,610 119,374
Wingtech Technology Co.,
Ltd., Class A 48,800 232,621
Winner Medical Co., Ltd.,
Class A 6,900 49,540
Winning Health Technology
Group Co., Ltd., Class A 49,800 70,114
Wolong Electric Group Co.,
Ltd., Class A 89,500 316,496
Wuchan Zhongda Group Co.,
Ltd., Class A 170,700 119,696
Wuhan DR Laser Technology
Corp., Ltd., Class A 9,800 77,597
Wuhan East Lake High
Technology Group Co., Ltd.,
Class A 94,400 113,438
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 15,600 25,653
Wuhan Jingce Electronic
Group Co., Ltd., Class A 3,800 31,782
*Wuhan P&S Information
Technology Co., Ltd., Class A 31,600 44,533
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 21,200 52,000
Wuhu Token Science Co.,
Ltd., Class A 121,200 94,484
Wuliangye Yibin Co., Ltd.,
Class A 151,900 2,687,886
Wuling Motors Holdings, Ltd.,
Class A 1,070,000 56,572
WUS Printed Circuit Kunshan
Co., Ltd., Class H 23,700 90,913
Wushang Group Co., Ltd.,
Class H 162,100 207,495
ΩWuXi AppTec Co., Ltd.,
Class A 191,500 1,485,386
Wuxi Autowell Technology
Co., Ltd., Class A 17,851 81,116
Wuxi Best Precision Machinery
Co., Ltd. 28,400 108,474
Ω*Wuxi Biologics Cayman,
Inc., Class A 2,638,000 7,756,122
Wuxi Boton Technology Co.,
Ltd., Class A 35,500 112,213
Shares Value†
CHINA — (Continued)
Wuxi DK Electronic Materials
Co., Ltd., Class A 11,060 $ 56,553
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 93,300 117,119
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 105,200 288,124
Wuxi NCE Power Co., Ltd.,
Class A 29,120 123,796
Wuxi Paike New Materials
Technology Co., Ltd., Class A 10,700 81,473
Wuxi Rural Commercial Bank
Co., Ltd., Class A 132,700 100,895
Wuxi Taiji Industry, Ltd. Co.,
Class A 157,100 136,511
Wuxi Xinje Electric Co., Ltd.,
Class A 6,200 43,730
Wuzhou Special Paper Group
Co., Ltd. 33,200 51,490
XCMG Construction Machinery
Co., Ltd., Class A 430,300 521,221
*XD, Inc. 135,400 626,828
XGD, Inc., Class A 31,400 95,324
ΩXiabuxiabu Catering
Management China Holdings
Co., Ltd., Class A 1,107,500 104,256
Xiamen Amoytop Biotech Co.,
Ltd., Class A 14,663 149,791
Xiamen Bank Co., Ltd., Class
A 194,300 153,876
Xiamen C & D, Inc., Class A 68,900 98,805
Xiamen Changelight Co., Ltd.,
Class A 65,600 95,786
Xiamen Faratronic Co., Ltd.,
Class A 4,900 70,133
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 7,200 26,778
Xiamen Intretech, Inc., Class A 47,200 99,226
Xiamen ITG Group Corp., Ltd.,
Class A 175,700 151,466
Xiamen Jihong Technology
Co., Ltd., Class A 61,400 116,161
Xiamen Kingdomway Group
Co., Class A 51,900 113,174
Xiamen Port Development Co.,
Ltd., Class A 168,500 171,206
Xiamen Tungsten Co., Ltd.,
Class A 78,300 197,225
Xiamen Xiangyu Co., Ltd.,
Class A 136,800 122,069
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 4,099 38,143
*Xian International Medical
Investment Co., Ltd., Class A 43,700 30,282
Xi'an Manareco New Materials
Co., Ltd., Class A 12,274 64,397
Xi'An Shaangu Power Co.,
Ltd., Class A 61,200 69,756

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Xi'an Triangle Defense Co.,
Ltd., Class A 23,600 $ 80,146
Xiandai Investment Co., Ltd.,
Class A 185,600 101,053
Xiangcai Co., Ltd., Class A 64,900 69,511
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 22,400 30,490
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 120,600 162,995
Xianhe Co., Ltd., Class W 44,500 128,914
Ω*Xiaomi Corp., Class A 3,588,800 23,116,376
Xilinmen Furniture Co., Ltd.,
Class A 101,800 214,148
Xinfengming Group Co., Ltd.,
Class A 116,100 172,078
Xingfa Aluminium Holdings,
Ltd., Class A 11,000 10,866
Xinhuanet Co., Ltd., Class A 26,600 81,850
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 28,000 42,501
Xinjiang Joinworld Co., Ltd.,
Class A 214,900 196,782
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class H 194,500 99,480
Xinjiang Xintai Natural Gas
Co., Ltd., Class H 34,100 130,104
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 1,212,000 142,226
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd., Class H 166,300 221,788
#*Xinte Energy Co., Ltd.,
Class A 581,200 333,519
Xinxiang Chemical Fiber Co.,
Ltd., Class A 328,200 175,535
Xinxiang Richful Lube Additive
Co., Ltd., Class A 16,800 142,749
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 230,600 106,847
#*Xinyi Energy Holdings, Ltd. 3,043,936 361,126
#*Xinyi Solar Holdings, Ltd.,
Class A 9,388,000 3,135,507
Xinyu Iron & Steel Co., Ltd.,
Class A 185,100 102,816
Xinzhi Group Co., Ltd., Class A 35,200 83,388
*Xizang Zhufeng Resources
Co., Ltd., Class A 75,300 97,008
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 35,300 52,563
*XPeng, Inc., A Shares 851,500 7,999,249
*XPeng, Inc., ADR 3,000 55,800
Xtep International Holdings,
Ltd., Class A 3,406,040 2,332,272
Xuji Electric Co., Ltd., Class A 29,900 87,399
Ω*Yadea Group Holdings, Ltd. 1,265,931 2,291,987
*YaGuang Technology Group
Co., Ltd., Class A 29,200 22,322
Shares Value†
CHINA — (Continued)
Yangling Metron New Material,
Inc., Class H 107,800 $ 279,386
*Yangmei Chemical Co., Ltd.,
Class H 328,100 91,575
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class A 61,500 107,857
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 21,600 143,590
Yankershop Food Co., Ltd.,
Class H 15,540 191,868
#Yankuang Energy Group Co.,
Ltd., Class A 3,205,200 3,352,054
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 13,900 43,191
Yantai China Pet Foods Co.,
Ltd., Class A 17,200 133,496
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 54,600 112,230
Yantai Eddie Precision
Machinery Co., Ltd., Class A 26,400 68,203
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 52,500 226,654
YanTai Shuangta Food Co.,
Ltd., Class A 170,400 124,639
*Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 61,200 104,423
#*Yeahka, Ltd., Class A 209,200 210,152
Yealink Network Technology
Corp., Ltd., Class A 24,480 111,710
Yechiu Metal Recycling China,
Ltd., Class A 217,100 71,340
YGSOFT, Inc., Class A 77,348 60,511
Yibin Tianyuan Group Co.,
Ltd., Class H 88,900 53,537
Ω#*YiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 332,200 534,625
Yifan Pharmaceutical Co., Ltd.,
Class A 65,700 102,436
Yifeng Pharmacy Chain Co.,
Ltd., Class A 45,452 177,478
Yihai International Holding,
Ltd., Class A 570,000 984,951
Yinbang Clad Material Co.,
Ltd., Class A 27,900 39,396
Yindu Kitchen Equipment Co.,
Ltd. 22,400 67,663
Yingkou Jinchen Machinery
Co., Ltd. 25,500 82,672
Yixintang Pharmaceutical
Group Co., Ltd., Class A 85,600 167,005
Yizumi Holdings Co., Ltd.,
Class A 32,500 91,603
Yonfer Agricultural Technology
Co., Ltd., Class A 125,800 234,885
*Yonghui Superstores Co.,
Ltd., Class A 194,800 138,202

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Yongjin Technology Group
Co., Ltd., Class A 55,100 $ 123,636
YongXing Special Materials
Technology Co., Ltd., Class A 30,100 126,927
*Yonyou Network Technology
Co., Ltd., Class A 28,200 56,569
Yotrio Group Co., Ltd., Class A 258,400 123,992
Youcare Pharmaceutical
Group Co., Ltd. 35,175 79,798
Youngor Fashion Co., Ltd.,
Class A 121,800 125,431
Youngy Co., Ltd., Class A 16,200 60,540
Youzu Interactive Co., Ltd.,
Class A 53,900 69,809
YTO Express Group Co., Ltd.,
Class A 124,400 223,719
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 36,700 51,014
Yuexiu Property Co., Ltd.,
Class A 906,000 549,112
Yuexiu Transport
Infrastructure, Ltd., Class A 814,000 361,092
*Yueyang Forest & Paper Co.,
Ltd., Class A 127,600 75,263
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 8,300 16,182
Yum China Holdings, Inc. 211,850 9,905,839
Yum China Holdings, Inc.,
Class A 38,150 1,652,276
YUNDA Holding Group Co.,
Ltd., Class A 236,300 220,276
Yunnan Aluminium Co., Ltd.,
Class A 130,000 271,682
Yunnan Baiyao Group Co.,
Ltd., Class A 26,800 211,026
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 246,800 172,379
Yunnan Copper Co., Ltd.,
Class A 85,100 136,194
Yunnan Energy Investment
Co., Ltd., Class A 118,700 177,890
Yunnan Energy New Material
Co., Ltd., Class A 35,800 136,344
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 9,700 24,779
Yunnan Nantian Electronics
Information Co., Ltd., Class A 34,000 78,862
Yunnan Tin Co., Ltd., Class A 84,900 160,971
Yunnan Yuntianhua Co., Ltd.,
Class A 93,100 285,833
Yusys Technologies Co., Ltd.,
Class A 55,900 184,612
Yutong Bus Co., Ltd., Class A 31,400 115,701
Yutong Heavy Industries Co.,
Ltd. 44,400 68,677
*Zai Lab, Ltd. 259,000 818,278
#*Zai Lab, Ltd., Sponsored
ADR 6,960 220,562
Shares Value†
CHINA — (Continued)
Zangge Mining Co., Ltd., Class
A 42,400 $ 210,683
ZBOM Home Collection Co.,
Ltd., Class A 152,860 229,294
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class H 10,700 302,072
Zhaojin Mining Industry Co.,
Ltd., Class A 1,337,000 3,182,718
Zhefu Holding Group Co., Ltd.,
Class A 301,500 130,579
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 71,200 107,683
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 46,500 49,996
*Zhejiang Century Huatong
Group Co., Ltd., Class A 166,300 169,885
Zhejiang Cfmoto Power Co.,
Ltd., Class A 11,200 255,623
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 18,800 206,657
Zhejiang China Commodities
City Group Co., Ltd., Class A 96,100 202,554
Zhejiang Chint Electrics Co.,
Ltd., Class A 86,100 263,632
Zhejiang Communications
Technology Co., Ltd., Class A 331,040 175,233
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 216,400 130,616
Zhejiang Crystal-Optech Co.,
Ltd., Class A 71,900 193,758
Zhejiang Dahua Technology
Co., Ltd., Class A 90,500 195,603
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 43,800 84,731
Zhejiang Dingli Machinery Co.,
Ltd., Class A 19,600 117,171
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class H 80,300 124,648
Zhejiang Expressway Co.,
Ltd., Class A 1,006,760 830,885
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 52,100 108,524
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 78,600 95,532
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd., Class A 283,500 438,511
Zhejiang Hailiang Co., Ltd.,
Class A 112,495 147,865
Zhejiang Hailide New Material
Co., Ltd., Class A 374,600 253,400
Zhejiang HangKe Technology,
Inc. Co., Class A 32,049 75,130

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Zhejiang Hangmin Co., Ltd.,
Class A 172,610 $ 168,025
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 138,800 95,228
*Zhejiang Hisun
Pharmaceutical Co., Ltd.,
Class A 238,800 290,899
Zhejiang Huace Film &
Television Co., Ltd., Class A 114,000 112,853
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 87,100 171,848
Zhejiang Huangma
Technology Co., Ltd., Class A 61,600 102,226
*Zhejiang Huatong Meat
Products Co., Ltd., Class A 30,700 45,249
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 67,600 314,894
Zhejiang International Group
Co., Ltd., Class A 87,060 121,735
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 322,400 378,997
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 32,700 192,877
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 17,500 43,502
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 20,500 48,479
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 74,460 280,715
Zhejiang Jingu Co., Ltd., Class
A 51,700 98,094
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 81,200 152,392
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 82,600 57,238
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 36,600 117,753
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 73,800 139,012
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 50,800 109,378
Zhejiang Juhua Co., Ltd.,
Class A 63,300 221,148
Zhejiang Lante Optics Co.,
Ltd., Class A 19,220 62,840
Zhejiang Longsheng Group
Co., Ltd., Class A 99,900 134,881
Zhejiang Medicine Co., Ltd.,
Class A 79,400 145,521
Zhejiang Meida Industrial Co.,
Ltd., Class A 63,400 62,152
Zhejiang Narada Power
Source Co., Ltd., Class A 84,000 162,960
Shares Value†
CHINA — (Continued)
Zhejiang NHU Co., Ltd., Class
A 94,660 $ 287,760
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 44,100 91,860
Zhejiang Runtu Co., Ltd.,
Class A 81,300 77,799
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 44,800 165,077
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 34,200 207,367
Zhejiang Semir Garment Co.,
Ltd., Class A 251,200 194,102
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class H 302,980 215,784
Zhejiang Shibao Co., Ltd.,
Class H 178,000 76,436
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd., Class A 11,400 52,947
Zhejiang Southeast Space
Frame Co., Ltd., Class A 69,200 38,819
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 126,400 146,330
Zhejiang Sunoren Solar
Technology Co., Ltd. 123,600 137,481
*Zhejiang Sunriver Culture
Tourism Co., Ltd., Class A 35,000 46,389
Zhejiang Supor Co., Ltd.,
Class A 2,200 17,002
Zhejiang Taihua New Material
Group Co., Ltd., Class A 99,600 130,368
*Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 126,400 80,464
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 37,000 113,240
*Zhejiang Tony Electronic Co.,
Ltd., Class A 15,200 34,483
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 192,500 442,264
Zhejiang Wanliyang Co., Ltd.,
Class A 146,700 148,047
Zhejiang Wanma Co., Ltd.,
Class A 111,600 227,245
Zhejiang Wansheng Co., Ltd.,
Class A 38,400 50,051
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 66,660 178,537
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 55,000 83,636
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 96,000 155,750
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 33,000 89,111

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
CHINA — (Continued)
Zhejiang XCC Group Co., Ltd.,
Class A 32,500 $ 167,076
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 120,200 148,407
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 78,558 81,872
Zhejiang Xinao Textiles, Inc.,
Class A 95,900 77,926
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 35,100 115,726
Zhejiang Yasha Decoration
Co., Ltd., Class A 69,800 34,645
Zhejiang Yinlun Machinery
Co., Ltd., Class A 56,400 197,119
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 10,900 23,544
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 40,900 121,915
*Zhejiang Yongtai Technology
Co., Ltd., Class A 57,700 82,268
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 6,200 39,050
Zhende Medical Co., Ltd.,
Class H 38,800 102,105
*Zhengzhou Coal Industry &
Electric Power Co., Ltd., Class
H 372,500 183,863
Zhengzhou Coal Mining
Machinery Group Co., Ltd.,
Class A 346,400 578,026
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 248,400 159,835
Zheshang Development Group
Co., Ltd., Class A 240,000 204,257
Zheshang Securities Co., Ltd.,
Class A 66,900 96,489
Zhewen Interactive Group Co.,
Ltd., Class H 93,200 102,770
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class A 603,600 873,327
Zhongji Innolight Co., Ltd.,
Class A 19,300 221,547
Zhongjin Gold Corp., Ltd.,
Class A 148,600 278,477
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 65,049 143,635
*Zhongnongfa Seed Industry
Group Co., Ltd., Class A 50,200 44,035
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 159,500 151,974
Zhongshan Public Utilities
Group Co., Ltd., Class A 58,600 68,807
Zhongsheng Group Holdings,
Ltd., Class A 1,162,000 1,756,179
Shares Value†
CHINA — (Continued)
Zhongtai Securities Co., Ltd.,
Class A 52,100 $ 43,696
*<Zhongtian Financial Group
Co., Ltd., Class A 95,500 –
Zhongtong Bus Holding Co.,
Ltd., Class A 49,400 75,256
*Zhongyu Energy Holdings,
Ltd., Class A 347,000 191,965
Zhongyuan Environment-
Protection Co., Ltd., Class A 121,500 136,147
ΩZhou Hei Ya International
Holdings Co., Ltd., Class A 1,728,000 561,538
Zhuhai Huafa Properties Co.,
Ltd., Class A 71,800 50,248
*Zhuhai Zhumian Group Co.,
Ltd., Class A 36,400 32,831
Zhuzhou CRRC Times Electric
Co., Ltd., Class A 442,500 1,777,487
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 32,000 147,830
Zhuzhou Kibing Group Co.,
Ltd., Class A 221,600 164,832
*Zhuzhou Smelter Group Co.,
Ltd., Class A 149,000 205,271
Zhuzhou Times New Material
Technology Co., Ltd., Class A 107,800 168,224
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 160,000 97,894
Zijin Mining Group Co., Ltd.,
Class H 4,702,000 10,295,686
ZJAMP Group Co., Ltd., Class
A 68,900 82,795
ΩZJLD Group, Inc., Class A 203,200 170,322
ZJMI Environmental Energy
Co., Ltd., Class H 61,400 104,005
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 809,800 583,747
#ZTE Corp., Class H 468,800 1,384,389
ZTO Express Cayman, Inc. 387,350 7,307,737
ZTO Express Cayman, Inc.,
Class A, Sponsored ADR 8,750 161,875
ZWSOFT Co., Ltd., Class A 2,479 32,169
TOTAL CHINA 1,349,911,683
COLOMBIA — (0.1%)
Almacenes Exito SA 73,902 135,889
Bancolombia SA 38,727 459,336
Bancolombia SA, Class F,
Sponsored ADR 35,508 1,431,682
Bolsa de Valores de Colombia 124 372
Celsia SA ESP 324,819 309,133
Cementos Argos SA 174,214 442,137
*Corp Financiera Colombiana
SA 76,156 298,568
Grupo Argos SA, Class A 102,128 531,436
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 10,649 28,433
Grupo Energia Bogota SA
ESP, Class O 193,371 134,134

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
COLOMBIA — (Continued)
Interconexion Electrica SA
ESP 109,740 $ 566,370
Mineros SA, Class A 177,160 254,375
Promigas SA ESP 11,974 18,993
TOTAL COLOMBIA 4,610,858
CZECH — (0.1%)
CEZ A/S 55,625 2,829,170
*Komercni Banka A/S 21,957 1,065,730
ΩMoneta Money Bank A/S,
Class F 109,201 673,861
Philip Morris CR A/S 322 261,510
TOTAL CZECH 4,830,271
EGYPT — (0.0%)
Commercial International
Bank - Egypt (CIB), Registered
Shares, GDR 709,366 1,106,611
TOTAL EGYPT 1,106,611
GREECE — (0.5%)
Aegean Airlines SA 38,423 515,393
*Aktor SA Holding Company
Technical And Energy Projects 19,234 108,119
Alpha Services and Holdings
SA 840,680 2,033,610
Athens Water Supply &
Sewage Co. SA 25,116 165,879
Autohellas Tourist and Trading
SA 15,388 198,363
Avax SA 32,837 74,506
Bank of Greece, Class A 6,317 98,378
Ellaktor SA 44,597 65,702
ElvalHalcor SA 62,931 141,214
Eurobank Ergasias Services
and Holdings SA 926,484 2,612,944
Fourlis Holdings SA, Class A 34,269 155,237
GEK TERNA SA, Class A 42,897 891,391
Hellenic Exchanges - Athens
Stock Exchange SA 19,659 117,547
Hellenic Telecommunications
Organization SA, Class A 47,504 902,884
HELLENiQ ENERGY Holdings
S.A., Class A 116,903 1,013,284
Holding Co. ADMIE IPTO SA 69,028 225,987
Ideal Holdings SA 20,037 143,040
JUMBO SA, Class A 53,137 1,679,219
Kri-Kri Milk Industry SA 9,962 172,582
*LAMDA Development SA,
Class A 47,480 357,301
*Lavipharm SA 10,830 9,787
Metlen Energy & Metals SA 52,736 2,493,825
Motor Oil Hellas Corinth
Refineries SA 46,947 1,136,718
National Bank of Greece SA 305,543 3,228,051
OPAP SA, Class A 46,126 1,026,129
Piraeus Financial Holdings SA 197,752 1,103,518
Piraeus Port Authority SA 6,005 269,634
Profile Systems & Software SA 6,637 41,722
Public Power Corp. SA 57,857 866,178
Quest Holdings SA 27,548 197,912
Shares Value†
GREECE — (Continued)
Sarantis SA 11,353 $ 174,225
Thrace Plastics Holding and
Co., Class A 13,906 59,832
Titan Cement International SA,
Class A 36,643 1,697,399
TOTAL GREECE 23,977,510
HUNGARY — (0.2%)
*4iG Nyrt, Class A 8,873 44,892
*Magyar Telekom
Telecommunications PLC 296,010 1,404,448
MOL Hungarian Oil & Gas PLC 302,550 2,563,111
Opus Global Nyrt 92,046 142,297
OTP Bank Nyrt, Class A 82,520 6,095,531
Richter Gedeon Nyrt 14,961 454,162
TOTAL HUNGARY 10,704,441
INDIA — (20.4%)
360 ONE WAM, Ltd., Class A 88,031 1,027,452
3M India, Ltd. 1,520 541,728
Aarti Drugs, Ltd. 17,468 72,160
*Aarti Industries, Ltd. 13,673 68,176
Aarti Pharmalabs, Ltd. 41,052 346,628
ABB India, Ltd. 18,591 1,215,249
ACC, Ltd., Class A 17,667 394,813
Accelya Solutions India, Ltd. 2,661 42,260
*Action Construction
Equipment, Ltd. 33,208 459,302
*Adani Energy Solutions, Ltd. 91,490 974,258
*Adani Enterprises, Ltd. 1,652 45,000
*Adani Green Energy, Ltd. 43,880 467,814
*Adani Ports & Special
Economic Zone, Ltd. 210,510 3,031,180
*Adani Power, Ltd. 414,113 2,607,943
Adani Total Gas, Ltd. 6,326 44,942
ADF Foods, Ltd. 44,709 117,546
*Aditya Birla Fashion and
Retail, Ltd. 325,241 1,014,601
Aditya Birla Real Estate, Ltd. 61,183 1,388,795
Advanced Enzyme
Technologies, Ltd., Class F 36,192 122,627
Aegis Logistics, Ltd. 138,530 1,287,839
*Aether Industries, Ltd. 4,662 44,441
*Affle 3i, Ltd. 16,027 300,493
Agarwal Industrial Corp., Ltd. 5,108 59,291
*AGI Greenpac, Ltd. 28,896 279,353
*Ahluwalia Contracts India,
Ltd. 14,520 145,812
AIA Engineering, Ltd. 26,947 1,018,729
*Ajanta Pharma, Ltd. 33,252 1,065,095
*Ajmera Realty & Infra India,
Ltd. 17,087 164,299
*Akzo Nobel India, Ltd. 9,156 374,363
*Alembic Pharmaceuticals, Ltd. 38,323 397,162
*Alembic, Ltd. 101,475 120,064
Alkem Laboratories, Ltd. 18,655 1,129,673
Alkyl Amines Chemicals, Class
A 4,990 100,563
Amara Raja Energy & Mobility,
Ltd., Class F 259,602 2,986,458

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
*Amber Enterprises India, Ltd. 27,533 $ 2,006,059
*Ambika Cotton Mills, Ltd. 2,691 42,723
Ambuja Cements, Ltd. 84,502 539,817
Amrutanjan Health Care, Ltd. 6,173 50,731
*Anant Raj, Ltd. 122,949 657,649
*Andhra Paper, Ltd. 101,440 89,392
*Andhra Sugars, Ltd. (The) 28,691 23,708
Angel One, Ltd., Class A 79,037 2,163,224
Ω*Antony Waste Handling
Cell, Ltd., Class A 11,235 65,209
Anup Engineering Limited
(The) 8,764 310,108
*Apar Industries, Ltd., Class A 24,462 1,622,331
*APL Apollo Tubes, Ltd. 136,889 2,624,562
Apollo Hospitals Enterprise,
Ltd., Class A 74,732 6,171,662
Apollo Tyres, Ltd. 474,767 2,651,901
Artemis Medicare Services,
Ltd. 16,459 49,279
*Arvind Fashions, Ltd. 103,471 485,427
Arvind SmartSpaces, Ltd. 8,351 64,755
Arvind, Ltd. 223,462 962,262
*Asahi India Glass, Ltd. 59,986 521,091
*Ashapura Minechem, Ltd. 48,952 192,485
Ashiana Housing, Ltd. 17,956 56,758
Ashok Leyland, Ltd. 1,846,316 4,923,946
*Ashoka Buildcon, Ltd., Class
A 465,751 1,016,084
*Asian Granito India, Ltd. 71,723 38,262
Asian Paints, Ltd., Class F 71,927 2,065,170
*Associated Alcohols &
Breweries, Ltd. 1,555 20,202
ΩAster DM Healthcare, Ltd. 210,161 1,256,109
*Astra Microwave Products,
Ltd. 72,168 707,852
Astral, Ltd. 7,465 118,853
AstraZeneca Pharma India,
Ltd. 3,994 410,397
*Atul Auto, Ltd. 2,100 11,546
Atul, Ltd. 2,855 227,971
ΩAU Small Finance Bank, Ltd. 198,985 1,598,310
AurionPro Solutions, Ltd.,
Class A 7,892 133,293
*Aurobindo Pharma, Ltd.,
Class A 174,635 2,540,653
*Automotive Axles, Ltd. 5,106 100,012
Avadh Sugar & Energy, Ltd. 20,772 135,978
Avantel, Ltd. 54,559 73,252
Avanti Feeds, Ltd., Class A 87,331 903,507
Ω*Avenue Supermarts, Ltd. 11,646 578,952
*AWL Agri Business, Ltd. 83,737 264,690
Axis Bank, Ltd. 1,414,842 19,845,092
*AXISCADES Technologies,
Ltd. 6,941 66,486
*Bajaj Auto, Ltd. 29,341 2,788,799
*Bajaj Consumer Care, Ltd. 47,289 93,007
*Bajaj Finserv, Ltd. 127,059 2,935,101
*Bajaj Hindusthan Sugar, Ltd. 185,993 42,996
Balkrishna Industries, Ltd. 46,375 1,468,422
Shares Value†
INDIA — (Continued)
*Balmer Lawrie & Co., Ltd. 19,853 $ 47,008
Balrampur Chini Mills, Ltd. 269,461 1,757,096
Banco Products India, Ltd. 78,338 340,303
ΩBandhan Bank, Ltd. 38,405 75,288
Bank of Baroda, Class A 547,983 1,621,109
Bank of India, Class A 90,376 123,181
Bank of Maharashtra, Class A 790,238 473,860
*Bannari Amman Sugars, Ltd.,
Class F 210 10,210
BASF India, Ltd. 11,436 594,407
*Bata India, Ltd. 53,499 765,215
Bayer CropScience, Ltd. 12,034 668,108
BCL Industries, Ltd. 84,128 37,302
BEML, Ltd. 25,700 962,490
Berger Paints India, Ltd.,
Class A 85,244 549,097
*BF Utilities, Ltd., Class R 17,692 147,814
Bhansali Engineering
Polymers, Ltd. 84,887 108,546
Bharat Bijlee, Ltd. 2,502 86,530
*Bharat Dynamics, Ltd. 375,026 6,789,942
Bharat Electronics, Ltd. 1,646,605 6,121,871
Bharat Forge, Ltd. 214,106 2,798,359
*Bharat Heavy Electricals, Ltd. 584,605 1,569,672
Bharat Petroleum Corp., Ltd. 538,380 1,975,821
*Bharat Rasayan, Ltd. 497 55,804
*Bharat Wire Ropes, Ltd. 35,764 72,600
Bharti Airtel, Ltd. 1,377,352 30,397,240
Biocon, Ltd. 192,422 732,939
Birla Corp., Ltd. 17,285 216,871
*BirlaNu, Ltd. 2,202 49,303
Birlasoft, Ltd. 707,095 3,265,817
*Black Box, Ltd., Class A 41,053 181,324
*Bliss Gvs Pharma, Ltd., Class
A 28,599 40,219
Blue Dart Express, Ltd. 3,786 277,977
Blue Star, Ltd., Class A 72,446 1,463,176
*Bluspring Enterprises, Ltd. 67,930 154,765
Bombay Burmah Trading Co. 29,405 649,192
*Borosil Renewables, Ltd. 15,962 93,004
*Borosil Scientific, Ltd. 33 51
*Borosil, Ltd. 13,184 49,648
Bosch, Ltd. 814 283,799
Brigade Enterprises, Ltd.,
Class A 100,622 1,225,085
*Brightcom Group, Ltd. 1,900,061 230,525
Britannia Industries, Ltd.,
Class A 54,062 3,480,407
BSE, Ltd., Class A 59,253 4,459,909
*Camlin Fine Sciences, Ltd. 29,084 55,997
Campus Activewear, Ltd. 71,414 205,137
Canara Bank, Class A 1,766,172 2,037,237
Cantabil Retail India, Ltd. 20,774 57,453
*Capacit'e Infraprojects, Ltd. 138,935 575,746
*Caplin Point Laboratories,
Ltd., Class F 29,339 652,493
Carborundum Universal, Ltd. 45,873 555,034
Care Ratings, Ltd. 12,838 183,748
*Cartrade Tech, Ltd. 75,994 1,533,035

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
*Carysil, Ltd., Class A 10,684 $ 76,718
Castrol India, Ltd. 567,505 1,328,217
CCL Products India, Ltd. 80,602 564,323
*CE Info Systems, Ltd. 11,515 244,642
*Ceat, Ltd., Class A 60,381 2,381,399
*Cello World, Ltd. 10,296 66,992
Central Depository Services
India, Ltd., Class F 157,561 2,461,781
Century Enka, Ltd. 13,328 81,048
Century Plyboards India, Ltd. 33,643 277,977
Cera Sanitaryware, Ltd. 3,707 235,056
CESC, Ltd., Class A 391,996 737,790
CG Power & Industrial
Solutions, Ltd., Class A 326,575 2,422,918
*Chalet Hotels, Ltd. 15,583 146,001
Chambal Fertilisers and
Chemicals, Ltd. 461,128 3,780,612
*Chemplast Sanmar, Ltd. 21,939 106,639
*Chennai Petroleum Corp.,
Ltd. 11,702 84,811
*Choice International, Ltd. 55,466 400,614
CIE Automotive India, Ltd. 138,503 665,516
*Cigniti Technologies, Ltd. 16,056 255,919
Cipla, Ltd. 309,682 5,682,017
City Union Bank, Ltd. 730,571 1,526,798
Clean Science & Technology,
Ltd. 20,865 290,141
CMS Info Systems, Ltd., Class
A 369,816 1,932,824
Coal India, Ltd. 476,603 2,173,615
Ω*Cochin Shipyard, Ltd.,
Class A 81,216 1,529,846
Ω*Coffee Day Enterprises,
Ltd., Class A 211,233 80,109
Coforge, Ltd. 84,386 7,296,548
Colgate-Palmolive India, Ltd.,
Class F 104,782 3,209,054
Computer Age Management
Services, Ltd. 94,231 4,356,986
*Confidence Petroleum India,
Ltd. 38,762 23,711
Container Corp. Of India, Ltd.,
Class A 63,258 504,439
*Control Print, Ltd., Class A 9,569 70,620
Coromandel International, Ltd.,
Class A 110,337 2,891,777
Cosmo First, Ltd. 10,871 75,784
*Craftsman Automation, Ltd. 3,230 176,071
CRISIL, Ltd. 4,721 248,819
Crompton Greaves Consumer
Electricals, Ltd., Class H 847,043 3,381,805
*CSB Bank, Ltd., Class H 82,589 345,328
Cummins India, Ltd. 52,044 1,783,635
*Cupid, Ltd. 66,274 61,439
Cyient, Ltd. 67,998 955,938
Ω*D P Abhushan, Ltd. 4,839 81,259
Dabur India, Ltd. 177,027 1,022,030
Dalmia Bharat Sugar &
Industries, Ltd. 7,753 34,528
Shares Value†
INDIA — (Continued)
Dalmia Bharat, Ltd. 35,598 $ 818,574
*Datamatics Global Services,
Ltd., Class H 22,669 158,727
*DB Corp., Ltd. 80,918 233,510
DCB Bank, Ltd. 231,826 370,883
DCM Shriram Industries, Ltd. 32,689 69,271
DCM Shriram, Ltd. 21,090 249,609
*DCW, Ltd. 294,160 275,589
Deep Industries, Ltd. 7,100 37,242
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 115,316 1,746,998
Deepak Nitrite, Ltd., Class A 107,426 2,461,228
*Delhivery, Ltd. 115,983 419,472
*Devyani International, Ltd. 59,982 126,838
*Dhanlaxmi Bank, Ltd. 305,401 101,796
*Dhanuka Agritech, Ltd. 13,680 211,198
*Digitide Solutions, Ltd. 67,930 128,746
Ω*Dilip Buildcon, Ltd. 47,881 239,479
*Dishman Carbogen Amcis,
Ltd. 57,961 132,458
Divi's Laboratories, Ltd. 28,922 2,083,812
Dixon Technologies India, Ltd. 35,959 7,002,500
DLF, Ltd. 147,624 1,178,249
*D-Link India, Ltd. 9,396 48,313
*Dodla Dairy, Ltd., Class A 13,710 168,609
*Dollar Industries, Ltd. 16,603 75,327
ΩDr. Lal PathLabs, Ltd. 32,228 1,056,328
*Dr. Reddy's Laboratories, Ltd. 179,745 2,518,829
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 341,700 4,756,464
*Dredging Corp. of India, Ltd. 4 27
*Dwarikesh Sugar Industries,
Ltd. 35,003 16,606
Dynacons Systems &
Solutions Ltd, Class H 2,710 33,771
Dynamatic Technologies, Ltd. 8 599
Ω*E2E Networks, Ltd. 531 15,178
eClerx Services, Ltd. 28,363 844,373
Eicher Motors, Ltd. 58,807 3,875,048
*EID Parry India, Ltd. 128,760 1,245,707
*EIH Associated Hotels 16,010 67,065
*EIH, Ltd. 175,271 768,540
Eimco Elecon India, Ltd.,
Class A 1,749 36,016
Elecon Engineering Co., Ltd.,
Class A 95,778 617,689
*Electrosteel Castings, Ltd. 539,766 617,368
Elgi Equipments, Ltd. 127,187 670,608
Emami, Ltd. 164,199 1,214,140
*Embassy Developments, Ltd. 777,225 901,570
eMudhra, Ltd. 18,151 166,613
ΩEndurance Technologies,
Ltd. 39,227 870,589
Engineers India, Ltd. 488,018 1,031,967
Epigral, Ltd. 14,032 288,201
EPL, Ltd. 327,375 733,306
ΩEquitas Small Finance Bank,
Ltd., Class A 143,516 113,731
ΩEris Lifesciences, Ltd. 24,170 409,710

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
ESAB India, Ltd. 3,906 $ 215,680
Escorts Kubota, Ltd. 94,693 3,652,827
*Eternal, Ltd. 949,434 2,613,075
*Eureka Forbes, Ltd. 2,438 14,220
Eveready Industries India, Ltd. 36,448 139,737
Everest Industries, Ltd. 1,156 6,774
Everest Kanto Cylinder, Ltd. 36,727 52,002
Exide Industries, Ltd., Class F 421,129 1,753,380
Expleo Solutions, Ltd., Class A 1,776 18,056
*Fairchem Organics, Ltd. 3,279 32,379
FDC, Ltd. 36,892 183,840
Federal Bank, Ltd. 2,686,846 6,255,036
*Federal-Mogul Goetze India,
Ltd. 18,558 72,775
*FIEM Industries, Ltd. 18,852 320,256
*Fine Organic Industries, Ltd. 8,121 392,075
Fineotex Chemical, Ltd. 29,437 82,819
*Fino Payments Bank, Ltd. 27,070 78,887
*Finolex Cables, Ltd. 74,755 766,762
Finolex Industries, Ltd. 164,615 339,971
*Firstsource Solutions, Ltd. 715,079 2,883,719
Force Motors, Ltd. 9,481 1,000,354
Fortis Healthcare, Ltd., Class A 554,083 4,496,150
*FSN E-Commerce Ventures,
Ltd. 231,537 532,692
G R Infraprojects, Ltd. 9,416 115,700
*Gabriel India, Ltd. 79,999 512,755
GAIL India, Ltd. 1,475,818 3,303,149
Galaxy Surfactants, Ltd. 8,426 206,631
*Ganesh Benzoplast, Ltd.,
Class H 46,764 65,842
Ganesh Housing Corp., Ltd. 31,157 401,910
*Ganesha Ecosphere, Ltd.,
Class H 8,114 138,771
*Garware Hi-Tech Films, Ltd. 6,492 244,899
*Garware Technical Fibres,
Ltd. 25,222 257,284
Gateway Distriparks, Ltd. 56,318 39,863
GE Vernova T&D India, Ltd. 60,824 1,127,512
*Genesys International Corp.,
Ltd. 15,582 121,010
*Genus Power Infrastructures,
Ltd. 49,604 166,631
Geojit Financial Services, Ltd.,
Class A 160,509 141,598
*GHCL Textiles, Ltd. 40,480 38,006
GHCL, Ltd. 80,506 554,979
Gillette India, Ltd., Class A 7,363 700,404
Ω*Gland Pharma, Ltd., Class A 21,419 354,939
GlaxoSmithKline
Pharmaceuticals, Ltd. 25,279 887,060
Glenmark Pharmaceuticals,
Ltd. 162,790 2,661,406
*Global Health, Ltd. 59,726 846,364
*Globus Spirits, Ltd. 5,903 73,274
*GMM Pfaudler, Ltd. 35,056 425,649
*GMR Airports, Ltd. 899,064 927,864
*GNA Axles, Ltd. 20,331 75,720
*Go Fashion India, Ltd. 5,774 53,712
Shares Value†
INDIA — (Continued)
*Godawari Power and Ispat,
Ltd. 515,010 $ 1,111,538
Godfrey Phillips India, Ltd. 14,181 1,362,309
Ω*Godrej Agrovet, Ltd. 37,293 340,005
Godrej Consumer Products,
Ltd. 134,766 2,010,713
*Godrej Industries, Ltd., Class
A 27,266 349,814
*Godrej Properties, Ltd., Class
A 32,511 831,787
*Gokaldas Exports, Ltd., Class
A 17,528 176,050
*Gokul Agro Resources, Ltd. 36,045 100,361
Goldiam International, Ltd. 51,858 225,119
Goodluck India, Ltd., Class A 17,785 152,075
Goodyear India, Ltd. 847 9,020
Granules India, Ltd. 315,532 1,702,333
*Graphite India, Ltd. 114,204 611,278
Grasim Industries, Ltd. 98,330 3,186,156
Grauer & Weil India, Ltd. 472 467
Gravita India, Ltd. 23,007 477,249
Great Eastern Shipping Co.,
Ltd. (The) 175,043 1,802,668
Greaves Cotton, Ltd., Class A 169,937 401,430
*Greenlam Industries, Ltd. 35,827 87,774
Greenpanel Industries, Ltd. 50,178 138,007
*Greenply Industries, Ltd. 71,172 244,643
Grindwell Norton, Ltd., Class A 13,404 267,513
*GRP Ltd., Class B 197 6,542
Gufic Biosciences, Ltd. 19,176 83,460
*Gujarat Alkalies & Chemicals,
Ltd. 7,387 52,961
*Gujarat Ambuja Exports, Ltd. 81,702 114,444
*Gujarat Fluorochemicals, Ltd. 34,676 1,597,742
*Gujarat Gas, Ltd. 97,353 522,581
*Gujarat Industries Power Co.,
Ltd. 16,605 35,840
Gujarat Mineral Development
Corp., Ltd. 3,588 12,917
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 316,679 1,823,035
Gujarat Pipavav Port, Ltd. 432,071 680,144
Gujarat State Petronet, Ltd. 388,803 1,495,684
Gulf Oil Lubricants India, Ltd. 22,787 320,940
Happiest Minds Technologies,
Ltd. 57,398 388,513
ΩHarsha Engineers
International, Ltd. 13,873 61,693
*Hatsun Agro Product, Ltd. 33,929 363,753
*Havells India, Ltd. 110,530 2,094,587
*HBL Engineering, Ltd. 142,965 815,565
HCL Technologies, Ltd. 437,482 8,116,981
ΩHDFC Asset Management
Co., Ltd., Class A 67,532 3,496,672
HDFC Bank, Ltd. 520,181 11,852,557
HDFC Bank, Ltd., Sponsored
ADR 385,858 28,048,018
ΩHDFC Life Insurance Co.,
Ltd. 94,537 832,198

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
*HealthCare Global
Enterprises, Ltd. 36,978 $ 246,181
*HEG, Ltd. 191,833 1,058,917
HeidelbergCement India, Ltd.,
Class A 67,725 153,665
Heritage Foods, Ltd. 71,581 330,861
Hero MotoCorp, Ltd., Class A 130,285 5,902,352
*Heubach Colorants India, Ltd. 10,592 73,682
*HFCL, Ltd. 1,080,662 1,015,506
*HG Infra Engineering, Ltd.,
Class A 21,139 268,730
Hikal, Ltd. 42,189 193,632
Himadri Speciality Chemical,
Ltd. 289,511 1,499,921
Himatsingka Seide, Ltd. 135,005 224,487
*Hindalco Industries, Ltd.,
Class H 847,488 6,266,097
Hindustan Aeronautics, Ltd. 110,715 5,881,342
*Hindustan Construction Co.,
Ltd. 372,101 113,061
Hindustan Copper, Ltd. 544,150 1,373,712
*Hindustan Foods, Ltd. 27,573 174,657
*Hindustan Oil Exploration
Co., Ltd. 56,665 122,876
Hindustan Petroleum Corp.,
Ltd. 566,197 2,537,989
Hindustan Unilever, Ltd. 151,831 4,209,134
*Hindware Home Innovation,
Ltd., Class H 6,104 14,406
Hitachi Energy India, Ltd.,
Class A 5,859 1,007,595
HI-Tech Pipes, Ltd., Class A 70,108 74,918
*Hle Glascoat, Ltd., Class A 20 64
Honda India Power Products,
Ltd. 2,101 50,409
HPL Electric & Power, Ltd. 16,356 78,069
Huhtamaki India, Ltd. 5,598 12,627
ICICI Bank, Ltd. 441,907 7,464,173
ICICI Bank, Ltd., Sponsored
ADR 1,037,359 34,813,768
ΩICICI Lombard General
Insurance Co., Ltd. 86,768 1,927,236
ΩICICI Prudential Life
Insurance Co., Ltd. 30,570 222,299
*ICRA, Ltd. 1,380 90,803
*IDFC First Bank, Ltd. 3,952,163 3,035,564
*IFB Industries, Ltd., Class A 8,354 127,796
IFGL Refractories, Ltd., Class
A 10,952 45,074
*Igarashi Motors India, Ltd. 3,226 17,034
*IIFL Capital Services, Ltd. 217,118 567,108
*Imagicaaworld Entertainment,
Ltd. 104,291 78,351
*India Cements, Ltd. (The) 80,473 293,331
*India Glycols, Ltd. 18,046 296,011
*India Power Corp., Ltd. 190,231 28,732
ΩIndiaMart InterMesh, Ltd. 15,789 431,356
Indian Bank 286,299 1,917,386
Shares Value†
INDIA — (Continued)
ΩIndian Energy Exchange,
Ltd. 619,929 $ 1,396,760
Indian Hotels Co., Ltd. (The) 354,008 3,300,660
Indian Hume Pipe Co., Ltd.
(The) 1,946 8,784
Indian Metals & Ferro Alloys,
Ltd. 22,283 155,022
Indian Oil Corp., Ltd. 674,014 1,099,851
Indian Railway Catering &
Tourism Corp., Ltd. 74,343 661,296
Indigo Paints, Ltd. 19,811 228,574
*Indo Count Industries, Ltd. 125,112 451,082
*Indo Tech Transformers, Ltd. 2,159 58,128
Indoco Remedies, Ltd. 40,602 111,771
Indraprastha Gas, Ltd. 412,022 939,249
*Indraprastha Medical Corp.,
Ltd. 83,714 395,464
*Indus Towers, Ltd. 1,162,476 5,616,733
IndusInd Bank, Ltd., Class H 46,920 465,625
Infibeam Avenues, Ltd. 1,652,099 333,026
Info Edge India, Ltd., Class A 37,000 3,096,116
Infosys, Ltd. 1,182,132 20,990,027
#Infosys, Ltd., Sponsored ADR 881,267 15,510,299
Ingersoll Rand India, Ltd.,
Class A 6,985 310,450
*Inox Wind Energy, Ltd. 1,904 220,737
*Inox Wind, Ltd. 423,308 846,879
*Insecticides India, Ltd., Class
A 30 246
Intellect Design Arena, Ltd. 153,127 1,431,061
Ω*InterGlobe Aviation, Ltd. 70,258 4,365,566
*IOL Chemicals and
Pharmaceuticals, Ltd. 128,150 98,277
*ION Exchange India, Ltd. 70,436 416,111
Ipca Laboratories, Ltd. 112,897 1,872,446
IRB Infrastructure Developers,
Ltd. 263,627 142,292
ΩIRCON International, Ltd.,
Class A 259,874 469,555
*ISGEC Heavy Engineering,
Ltd. 21,585 288,707
*ITC Hotels, Ltd. 145,081 333,888
ITC, Ltd., Class A 1,547,728 7,800,584
*J Kumar Infraprojects, Ltd.,
Class A 48,590 371,972
*Jagran Prakashan, Ltd. 23,952 20,662
*Jai Balaji Industries, Ltd. 19,302 27,234
Jai Corp., Ltd. 44,287 46,434
*Jain Irrigation Systems, Ltd. 547,480 340,216
*Jaiprakash Power Ventures,
Ltd. 3,014,389 518,789
*Jammu & Kashmir Bank, Ltd.
(The), Class A 641,496 716,639
Jamna Auto Industries, Ltd.,
Class A 119,559 113,355
Jash Engineering, Ltd. 23,020 153,800
JB Chemicals &
Pharmaceuticals, Ltd. 73,135 1,395,805
*JBM Auto, Ltd. 32,126 247,247

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
Jindal Drilling & Industries, Ltd. 11,951 $ 92,698
*Jindal Poly Films, Ltd. 4,641 34,625
*Jindal Saw, Ltd. 474,084 1,391,662
Jindal Stainless, Ltd. 295,205 2,037,481
*Jindal Steel & Power, Ltd.,
Class A 284,276 3,013,737
Jindal Worldwide, Ltd., Class A 41,140 32,310
*JITF Infralogistics, Ltd., Class
A 9,258 44,272
JK Cement, Ltd. 64,993 3,933,179
JK Lakshmi Cement, Ltd. 83,872 771,324
*JK Paper, Ltd. 145,668 542,610
*JK Tyre & Industries, Ltd.,
Class A 122,281 449,270
JSW Energy, Ltd. 127,307 722,098
JSW Steel, Ltd. 374,410 4,563,806
JTEKT India, Ltd. 67,382 113,271
*Jubilant Foodworks, Ltd. 487,428 4,127,492
Jubilant Ingrevia, Ltd. 124,601 947,518
*Jubilant Pharmova, Ltd.,
Class A 69,240 735,929
Jupiter Wagons, Ltd., Class A 45,373 190,442
*Jyothy Labs, Ltd. 28,608 126,644
*Jyoti Structures, Ltd. 724,634 156,191
Kabra Extrusiontechnik, Ltd.,
Class A 6,548 20,830
Kajaria Ceramics, Ltd. 8,257 78,628
Kalpataru Projects
International, Ltd. 138,992 1,599,291
*Kalyan Jewellers India, Ltd. 154,365 943,817
*Kalyani Steels, Ltd. 22,459 185,741
*Kamdhenu, Ltd. 19,860 6,410
Kansai Nerolac Paints, Ltd. 89,607 272,765
Karnataka Bank, Ltd. (The) 673,361 1,561,143
Karur Vysya Bank, Ltd. (The) 1,326,343 3,425,135
Kaveri Seed Co., Ltd. 20,923 355,338
*Kaynes Technology India, Ltd. 3,123 212,449
KCP, Ltd. (The) 61,289 145,076
*KDDL, Ltd., Class A 4,582 141,478
KEC International, Ltd., Class
A 94,519 781,134
KEI Industries, Ltd. 76,346 2,768,504
*Kellton Tech Solutions, Ltd. 101,354 127,647
*Kennametal India, Ltd. 533 13,092
*Kesoram Industries, Ltd. 80,827 3,760
*Kiri Industries, Ltd. 36,305 250,703
Kirloskar Brothers, Ltd. 26,530 537,611
Kirloskar Ferrous Industries,
Ltd. 24,159 131,242
Kirloskar Industries, Ltd. 1,052 37,502
Kirloskar Oil Engines, Ltd. 160,446 1,417,704
Kirloskar Pneumatic Co., Ltd. 13,302 178,171
Kitex Garments, Ltd. 50,750 145,497
KNR Constructions, Ltd. 359,573 930,856
Kolte-Patil Developers, Ltd. 25,809 102,966
Kotak Mahindra Bank, Ltd.,
Class A 258,191 6,748,180
Kovai Medical Center and
Hospital, Ltd., Class A 359 23,628
Shares Value†
INDIA — (Continued)
ΩKPI Green Energy, Ltd. 66,273 $ 299,227
KPIT Technologies, Ltd. 248,627 3,689,216
KPR Mill, Ltd. 41,045 484,497
KRBL, Ltd. 48,908 179,721
Ω*Krishna Institute of Medical
Sciences, Ltd. 146,430 1,138,474
*Krsnaa Diagnostics, Ltd.,
Class F 18,364 159,059
KSB, Ltd. 24,250 210,298
ΩL&T Technology Services,
Ltd., Class A 11,557 582,352
Larsen & Toubro, Ltd. 216,608 8,565,994
*Latent View Analytics, Ltd.,
Class H 19,791 92,122
ΩLaurus Labs, Ltd. 505,278 3,611,489
Laxmi Organic Industries, Ltd.,
Class A 26,489 54,860
Ω*Lemon Tree Hotels, Ltd. 528,469 856,472
*LG Balakrishnan & Bros, Ltd. 20,426 288,558
*Lincoln Pharmaceuticals, Ltd. 10,298 69,174
*Linde India, Ltd. 5,352 401,382
*Lloyds Engineering Works,
Ltd. 564,493 363,817
Lloyds Metals & Energy, Ltd. 39,774 566,453
LMW, Ltd. 1,501 289,917
LT Foods, Ltd. 247,081 1,013,519
ΩLTIMindtree, Ltd. 46,962 2,549,499
Lumax Auto Technologies, Ltd. 39,835 245,634
Lumax Industries, Ltd. 2,923 81,479
*Lupin, Ltd., Class A 131,964 3,273,337
*LUX Industries, Ltd., Class A 2,220 36,052
Ω*Macrotech Developers, Ltd. 23,399 368,169
Madhya Bharat Agro Products,
Ltd. 5,506 17,290
Mahanagar Gas, Ltd. 61,068 973,011
Maharashtra Seamless, Ltd. 69,864 542,026
*Mahindra & Mahindra, Ltd. 619,476 21,475,388
*Mahindra Holidays & Resorts
India, Ltd. 25,311 93,099
*Mahindra Lifespace
Developers, Ltd. 14,942 60,381
Ω*Mahindra Logistics, Ltd. 16,499 59,125
Man Infraconstruction, Ltd. 175,877 319,034
*Manali Petrochemicals, Ltd. 52,493 33,335
*Mangalam Cement, Ltd.,
Class A 9,723 89,423
*Mangalore Refinery &
Petrochemicals, Ltd., Class A 40,463 64,279
Manorama Industries, Ltd. 6,743 101,739
Marico, Ltd. 355,203 2,987,012
Marksans Pharma, Ltd., Class
A 345,633 897,550
Maruti Suzuki India, Ltd. 34,991 5,076,535
Mastek, Ltd., Class R 21,148 522,769
ΩMatrimony.com, Ltd. 8,984 53,287
*Max Estates, Ltd. 14,539 70,412
*Max Financial Services, Ltd. 24,029 371,170
*Max Healthcare Institute, Ltd. 180,341 2,344,244
Mayur Uniquoters, Ltd. 15,483 84,394

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
Mazagon Dock Shipbuilders,
Ltd. 18,048 $ 653,186
Ω*Medi Assist Healthcare
Services, Ltd. 39,402 209,337
*Medplus Health Services, Ltd. 52,449 500,472
*Meghmani Organics, Ltd.,
Class A 97,843 79,332
Ω*Metropolis Healthcare, Ltd. 88,256 1,777,473
Minda Corp., Ltd. 116,231 669,248
ΩMishra Dhatu Nigam, Ltd. 21,186 76,986
MM Forgings, Ltd. 19,139 77,534
MOIL, Ltd. 171,879 642,483
Monte Carlo Fashions, Ltd.,
Class A 7,395 50,147
*Morepen Laboratories, Ltd. 507,328 361,323
Motherson Sumi Wiring India,
Ltd. 335,571 221,480
Mphasis, Ltd. 51,912 1,517,105
MPS, Ltd. 6,599 177,622
MRF, Ltd. 1,616 2,572,803
*Mrs Bectors Food
Specialities, Ltd. 27,262 480,904
MSTC, Ltd. 13,587 82,503
Narayana Hrudayalaya, Ltd.,
Class A 60,603 1,262,865
Natco Pharma, Ltd. 170,027 1,712,471
National Aluminium Co., Ltd.,
Class A 1,424,419 2,638,127
National Fertilizers, Ltd. 157,265 157,742
*Nava, Ltd. 123,088 662,836
Navin Fluorine International,
Ltd., Class A 911 48,757
Ω*Navkar Corp., Ltd. 23,051 27,320
*Navneet Education, Ltd. 100,730 169,819
*Nazara Technologies, Ltd. 26,413 316,235
*NBCC India, Ltd., Class A 831,349 936,702
*NCC, Ltd. 1,186,913 2,976,985
NCL Industries, Ltd. 35,896 88,992
*Nectar Lifesciences, Ltd. 29,526 7,710
NELCO, Ltd. 12,204 118,950
Neogen Chemicals, Ltd. 3,341 60,276
*NESCO, Ltd. 25,524 284,821
Nestle India, Ltd. 182,471 5,158,119
Neuland Laboratories, Ltd.,
Class A 9,142 1,297,656
*Newgen Software
Technologies, Ltd., Class A 65,325 762,826
*NHPC, Ltd. 1,216,567 1,235,377
NIIT Learning Systems, Ltd. 32,413 143,623
NIIT, Ltd. 151,597 232,428
Nilkamal, Ltd. 989 18,879
ΩNippon Life India Asset
Management, Ltd. 183,655 1,388,438
Nitin Spinners, Ltd. 45,009 187,423
NLC India, Ltd. 157,319 423,782
*NMDC Steel, Ltd. 36,206 15,149
NMDC, Ltd., Class H 3,481,724 2,670,110
NOCIL, Ltd. 96,985 202,066
*NRB Bearings, Ltd., Class A 23,952 61,638
Shares Value†
INDIA — (Continued)
NTPC, Ltd. 1,389,647 $ 5,831,883
*Nuvoco Vistas Corp., Ltd. 6,493 24,536
Oberoi Realty, Ltd. 60,418 1,173,979
*Odigma Consultancy
Solutions, Ltd., Class A 1,144 494
Oil & Natural Gas Corp., Ltd. 768,957 2,224,943
Oil India, Ltd. 194,106 943,720
*One 97 Communications, Ltd. 114,958 1,176,675
*Onesource Specialty Pharma,
Ltd., Class H 52,638 1,012,775
*Optiemus Infracom, Ltd. 12,242 75,183
Oracle Financial Services
Software, Ltd. 14,933 1,541,576
*Orchid Pharma, Ltd., Class A 4,758 45,111
Orient Cement, Ltd. 169,872 703,144
Orient Electric, Ltd. 30,920 85,026
*Orient Green Power Co., Ltd.,
Class A 229,019 32,990
Orient Paper & Industries, Ltd.,
Class H 440 123
*Oriental Hotels, Ltd. 42,780 71,742
Page Industries, Ltd. 5,133 2,771,442
*Pakka, Ltd. 33,126 66,535
Panama Petrochem, Ltd.,
Class A 38,759 165,985
Ω*Parag Milk Foods, Ltd. 44,850 95,498
Patanjali Foods, Ltd. 19,988 450,940
*Patel Engineering, Ltd. 414,292 209,196
*PB Fintech, Ltd. 29,885 574,928
*PC Jeweller, Ltd. 3,044,195 440,682
PCBL CHEMICAL, Ltd. 354,867 1,510,680
PDS, Ltd. 35,562 159,597
*Pearl Global Industries, Ltd. 17,122 194,377
*Pennar Industries, Ltd., Class
H 140,562 305,769
Persistent Systems, Ltd. 85,716 5,399,118
Petronet LNG, Ltd. 1,027,488 3,815,815
*Pfizer, Ltd. 3,203 162,751
*PG Electroplast, Ltd. 114,927 1,148,539
*Phoenix Mills, Ltd. (The) 101,334 1,996,484
PI Industries, Ltd., Class H 38,159 1,644,179
Pidilite Industries, Ltd., Class A 58,700 2,107,979
Piramal Pharma, Ltd. 737,891 1,843,336
Pitti Engineering, Ltd. 12,989 145,443
*PIX Transmissions, Ltd. 6,101 104,878
PNB Gilts, Ltd. 10,363 12,061
PNC Infratech, Ltd., Class A 85,690 269,240
*Pokarna, Ltd., Class A 14,046 150,246
*Poly Medicure, Ltd. 12,961 394,888
Polycab India, Ltd. 19,466 1,271,870
Polyplex Corp., Ltd., Class G 18,470 266,500
Power Grid Corp. of India, Ltd. 1,745,922 6,353,692
*Power Mech Projects, Ltd. 21,312 660,774
*Praj Industries, Ltd. 314,638 1,717,993
Prakash Industries, Ltd. 44,507 90,385
Prakash Pipes, Ltd., Class R 16,236 79,428
ΩPrataap Snacks, Ltd., Class
F 6,704 96,064
Precision Camshafts, Ltd. 13,021 23,886

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
Precision Wires India, Ltd. 58,596 $ 93,723
Prestige Estates Projects, Ltd. 91,987 1,497,227
*Pricol, Ltd., Class R 96,875 502,070
*Prime Focus, Ltd. 15,842 21,180
*Prism Johnson, Ltd. 48,490 70,849
*Privi Speciality Chemicals,
Ltd. 6,786 158,333
*Procter & Gamble Health, Ltd. 6,124 368,381
Procter & Gamble Hygiene &
Health Care, Ltd., Class F 908 153,079
*PSP Projects, Ltd. 6,368 48,018
Punjab National Bank 742,198 880,355
*Puravankara, Ltd. 36,918 101,835
*PVR Inox, Ltd., Class A 78,191 872,206
ΩQuess Corp., Ltd. 67,930 266,144
*R Systems International, Ltd.,
Class F 9,497 35,258
*Radico Khaitan, Ltd. 33,262 966,831
Raghav Productivity
Enhancers, Ltd. 1,782 13,138
*Rail Vikas Nigam, Ltd. 77,795 322,106
Rain Industries, Ltd. 241,468 404,515
Rallis India, Ltd. 62,004 172,661
Ram Ratna Wires, Ltd. 5,972 36,457
*Rama Steel Tubes, Ltd. 620,109 72,079
*Ramco Cements, Ltd. (The) 90,112 1,006,462
*Ramco Systems, Ltd., Class F 11,618 51,865
Ramkrishna Forgings, Ltd. 152,532 1,074,519
Rane Holdings, Ltd. 6,910 104,905
*Rashtriya Chemicals &
Fertilizers, Ltd. 381,620 616,401
Ratnamani Metals & Tubes,
Ltd. 13,569 431,144
*RattanIndia Power, Ltd. 2,962,163 349,217
*Raymond Lifestyle, Ltd. 92,495 1,053,442
Raymond, Ltd., Class A 115,619 2,090,164
Ω*RBL Bank, Ltd. 2,645,483 6,274,289
Redington, Ltd. 810,597 2,357,516
Redtape, Ltd. 125,460 195,503
*Refex Industries, Ltd. 21,082 101,413
*Reliance Industrial
Infrastructure, Ltd. 3,792 38,277
Reliance Industries, Ltd. 788,585 13,114,498
ΩReliance Industries, Ltd.,
Class A, GDR 286,136 18,684,681
*Reliance Infrastructure, Ltd. 148,674 447,956
*Reliance Power, Ltd. 5,962,335 2,822,244
*Religare Enterprises, Ltd.,
Class A 160,435 402,171
Responsive Industries, Ltd. 20,140 42,846
*Rico Auto Industries, Ltd. 60,146 45,236
RITES, Ltd. 146,690 390,878
Rossari Biotech, Ltd. 15,974 124,423
Route Mobile, Ltd. 4,072 45,834
*RPG Life Sciences, Ltd. 4,521 111,912
*RPSG Ventures, Ltd. 17,789 171,249
*RSWM, Ltd. 12,091 20,735
Safari Industries India, Ltd. 19,529 463,262
Sagar Cements, Ltd., Class F 32,512 81,942
Shares Value†
INDIA — (Continued)
Saksoft, Ltd. 12,826 $ 23,305
Ω*Salasar Techno
Engineering, Ltd. 258,276 26,261
Samvardhana Motherson
International, Ltd. 1,992,322 3,142,814
*Sandhar Technologies, Ltd. 12,014 52,737
Sangam India, Ltd., Class A 13,540 62,400
*Sanghi Industries, Ltd. 62,962 44,969
Sanofi Consumer Healthcare
India, Ltd. 3,817 223,191
Sanofi India, Ltd., Class A 674 47,412
Ω*Sansera Engineering, Ltd. 44,385 569,446
*Sapphire Foods India, Ltd. 213,070 798,220
*Sarda Energy & Minerals, Ltd. 106,164 567,992
Saregama India, Ltd. 33,751 209,356
Sasken Technologies, Ltd. 567 10,305
*Savita Oil Technologies, Ltd. 14,695 64,705
SBI Cards & Payment
Services, Ltd. 128,755 1,331,308
ΩSBI Life Insurance Co., Ltd. 157,543 3,292,816
Schaeffler India, Ltd. 18,115 744,659
*Schneider Electric
Infrastructure, Ltd. 45,103 307,240
*SEAMEC, Ltd. 5,120 59,073
*Senco Gold, Ltd. 76,855 315,939
*SEPC, Ltd. 119,358 19,836
*Sequent Scientific, Ltd. 47,590 81,172
Seshasayee Paper & Boards,
Ltd. 43,596 139,018
Ω*SH Kelkar & Co., Ltd., Class
A 67,050 157,689
Shaily Engineering Plastics,
Ltd. 10,115 183,183
*Shakti Pumps India, Ltd. 6,210 61,800
*Shalby, Ltd. 11,659 26,175
Shankara Building Products,
Ltd. 5,966 42,296
Shanthi Gears, Ltd., Class A 10,179 57,170
*Sharda Cropchem, Ltd. 21,205 138,148
*Sharda Motor Industries, Ltd. 13,399 269,618
Share India Securities, Ltd. 18,252 32,335
*Sheela Foam, Ltd. 14,365 109,552
*Shilpa Medicare, Ltd. 53,162 407,161
Shipping Corp. of India, Ltd. 387,908 817,335
Shivalik Bimetal Controls, Ltd. 14,360 74,440
*Shoppers Stop, Ltd. 12,734 76,848
Shree Cement, Ltd., Class A 3,506 1,232,938
Shriram Pistons & Rings, Ltd. 21,472 456,641
Shyam Metalics & Energy, Ltd. 14,037 143,030
*Siemens Energy India, Ltd. 5,809 170,395
Siemens, Ltd., Class A 5,809 199,504
*SIS, Ltd., Class R 13,445 53,711
Siyaram Silk Mills, Ltd. 20,984 165,892
SJS Enterprises, Ltd. 31,193 343,189
*SKF India, Ltd. 9,570 440,157
Skipper, Ltd. 71,474 387,980
*SML ISUZU, Ltd. 3,726 67,191
Snowman Logistics, Ltd.,
Class A 97,178 59,687

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
*Sobha, Ltd. 53,861 $ 842,880
Solar Industries India, Ltd. 15,752 2,455,920
*Solara Active Pharma
Sciences, Ltd. 16,212 94,767
Somany Ceramics, Ltd., Class
F 12,330 62,567
ΩSona Blw Precision Forgings,
Ltd. 26,763 152,420
*Sonata Software, Ltd. 47,643 237,725
South Indian Bank, Ltd. (The) 2,462,813 742,484
*SP Apparels, Ltd. 7,649 66,179
SRF, Ltd. 147,725 5,261,246
*Star Cement, Ltd. 105,771 273,367
State Bank of India, Class A 700,711 6,541,089
State Bank of India, Class A,
GDR 4,874 454,257
*Steel Authority of India, Ltd.,
Class A 733,101 986,709
Steelcast, Ltd. 1,002 10,233
*Sterlite Technologies, Ltd. 168,888 124,741
*STL Networks, Ltd., Class A 190,014 58,162
Stove Kraft, Ltd. 9,366 67,476
Strides Pharma Science, Ltd. 105,277 809,854
*Stylam Industries, Ltd. 12,425 231,929
Styrenix Performance
Materials, Ltd. 9,021 294,034
*Subros, Ltd. 29,997 212,931
Sudarshan Chemical
Industries, Ltd., Class A 58,477 709,161
*Sumitomo Chemical India,
Ltd. 78,764 474,167
Sun Pharmaceutical Industries,
Ltd. 200,543 4,349,416
Sun TV Network, Ltd. 109,686 806,120
Sundaram-Clayton, Ltd. 1,524 35,721
Sundram Fasteners, Ltd. 51,039 554,046
*Sundrop Brands, Ltd. 4,702 42,994
*Sunflag Iron & Steel Co., Ltd.,
Class A 29,883 82,719
*Sunteck Realty, Ltd., Class A 52,117 247,310
*Suprajit Engineering, Ltd. 84,551 385,106
Supreme Industries, Ltd. 33,992 1,423,915
Supreme Petrochem, Ltd. 55,246 425,084
Supriya Lifescience, Ltd. 49,441 377,550
Surya Roshni, Ltd. 147,130 446,334
*Suven Pharmaceuticals, Ltd. 60,559 815,087
Suyog Telematics, Ltd. 4,588 49,655
*Suzlon Energy, Ltd. 5,071,403 3,385,587
*Swaraj Engines, Ltd. 3,899 187,889
Swelect Energy Systems, Ltd. 1,044 7,343
Symphony, Ltd. 18,156 247,979
ΩSyngene International, Ltd. 327,866 2,460,632
*TAJGVK Hotels & Resorts,
Ltd. 19,380 94,120
Talbros Automotive
Components, Ltd. 20,528 61,105
*Tamil Nadu Newsprint &
Papers, Ltd. 3,658 5,700
Shares Value†
INDIA — (Continued)
*Tamilnad Mercantile Bank,
Ltd., Class A 26,755 $ 138,630
Tamilnadu Petroproducts, Ltd.,
Class A 10,702 9,408
*TARC, Ltd., Class A 20,669 38,011
*Tasty Bite Eatables, Ltd. 265 29,705
Tata Chemicals, Ltd. 229,070 2,270,263
Tata Communications, Ltd. 62,655 1,180,217
Tata Consultancy Services,
Ltd. 379,600 15,518,067
*Tata Consumer Products, Ltd. 139,812 1,929,280
Tata Elxsi, Ltd. 18,402 1,255,933
Tata Motors, Ltd. 1,246,484 9,505,347
Tata Power Co., Ltd. (The) 601,921 2,738,733
Tata Steel, Ltd. 5,671,322 9,403,451
TCPL Packaging, Ltd. 2,773 118,904
TD Power Systems, Ltd. 175,196 896,678
*TeamLease Services, Ltd. 568 12,712
Tech Mahindra, Ltd. 228,212 4,059,984
*Techno Electric & Engineering
Co., Ltd. 42,788 538,625
*Technocraft Industries India,
Ltd. 4,013 111,360
Tega Industries, Ltd. 9,907 158,496
Ω*Tejas Networks, Ltd. 63,429 527,275
Texmaco Rail & Engineering,
Ltd. 237,133 378,223
Thanga Mayil Jewellery, Ltd. 10,894 270,339
Thejo Engineering, Ltd. 838 17,746
*Themis Medicare, Ltd. 19,445 29,753
Thirumalai Chemicals, Ltd. 73,553 213,327
Thomas Cook India, Ltd.,
Class R 129,733 206,292
Ω*Thyrocare Technologies,
Ltd., Class A 13,969 145,190
*Tilaknagar Industries, Ltd. 153,536 520,887
*Time Technoplast, Ltd. 308,964 1,234,631
Timken India, Ltd. 29,264 849,512
Tips Music, Ltd., Class F 54,388 405,285
Titagarh Rail System, Ltd. 138,043 1,220,731
Titan Co., Ltd., Class A 167,029 6,681,852
Torrent Pharmaceuticals, Ltd. 52,135 2,050,009
Torrent Power, Ltd. 88,413 1,610,682
*TransIndia Real Estate, Ltd.,
Class H 17,062 6,774
Transport Corp. of India, Ltd.,
Class H 25,469 314,339
Trent, Ltd. 72,258 4,423,981
*Trident, Ltd. 905,526 284,036
Triveni Engineering &
Industries, Ltd., Class A 118,362 573,291
Triveni Turbine, Ltd. 127,197 783,127
*TTK Healthcare, Ltd. 2,586 36,468
TTK Prestige, Ltd. 26,171 187,894
Tube Investments of India, Ltd. 116,561 3,999,156
TV Today Network, Ltd. 26,301 51,660
TVS Holdings, Ltd. 4,143 446,231
TVS Motor Co., Ltd. 177,789 5,623,001
*TVS Srichakra, Ltd. 1,458 49,447

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
INDIA — (Continued)
Uflex, Ltd. 22,058 $ 144,240
Ugar Sugar Works, Ltd. 168 86
Ω*Ujjivan Small Finance Bank,
Ltd. 1,390,337 701,556
UltraTech Cement, Ltd. 43,744 6,027,478
*Unichem Laboratories, Ltd. 15,661 111,669
Union Bank of India, Ltd. 1,200,564 1,787,408
*United Breweries, Ltd. 3,578 91,479
United Spirits, Ltd. 124,743 2,309,149
*Universal Cables, Ltd. 1,197 6,323
UNO Minda, Ltd. 150,891 1,597,073
*UPL, Ltd. 217,686 1,726,105
*UPL, Ltd. 17,149 91,800
*Usha Martin, Ltd. 345,214 1,181,921
UTI Asset Management Co.,
Ltd., Class A 65,372 788,716
*V2 Retail, Ltd. 12,039 240,456
*VA Tech Wabag, Ltd. 104,404 1,588,111
*Vadilal Industries, Ltd. 3,033 227,099
Vaibhav Global, Ltd. 7,366 19,106
*Valor Estate, Ltd. 97,681 201,343
Vardhman Special Steels, Ltd. 18,406 52,477
Vardhman Textiles, Ltd. 91,274 490,706
Ω*Varroc Engineering, Ltd. 71,565 365,984
Varun Beverages, Ltd. 582,552 3,601,829
*Vascon Engineers, Ltd.,
Class A 6,630 3,129
*Vedant Fashions, Ltd. 35,474 328,334
Vedanta, Ltd. 1,166,664 5,788,871
Veedol Corporation, Ltd. 4,962 86,191
Venky's India, Ltd. 6,763 136,006
Ω*Venus Pipes & Tubes, Ltd.,
Class A 4,209 60,681
*Veranda Learning Solutions,
Ltd. 16,769 41,607
Vesuvius India, Ltd. 6,079 334,078
*V-Guard Industries, Ltd. 147,329 628,928
Vidhi Specialty Food
Ingredients, Ltd. 919 4,724
Vijaya Diagnostic Centre, Ltd. 50,840 602,073
*Vikas Lifecare, Ltd. 807,600 24,376
Vimta Labs, Ltd. 4,529 53,549
*Vinati Organics, Ltd. 10,688 205,540
*Vindhya Telelinks, Ltd. 1,855 28,950
*Vintage Coffee And
Beverages, Ltd. 42,382 48,666
*Vishnu Chemicals, Ltd., Class
A 22,106 111,232
*VL E-Governance & IT
Solutions, Ltd. 18,672 10,708
*V-Mart Retail, Ltd. 2,139 82,695
*Vodafone Idea, Ltd. 1,100,472 92,744
*Voltamp Transformers, Ltd. 13,301 1,149,538
Voltas, Ltd. 122,463 1,791,783
VRL Logistics, Ltd. 28,755 156,039
*VST Industries, Ltd. 70,933 243,779
*VST Tillers Tractors, Ltd. 2,945 124,589
*Walchandnagar Industries,
Ltd. 18,183 38,917
Shares Value†
INDIA — (Continued)
*Websol Energy System, Ltd. 8,497 $ 131,674
Welspun Corp., Ltd. 158,520 1,440,089
*Welspun Enterprises, Ltd. 33,996 191,621
Welspun Living, Ltd., Class A 392,240 590,655
West Coast Paper Mills, Ltd.,
Class A 35,093 184,845
*Westlife Foodworld, Ltd. 45,033 357,508
Wheels India, Ltd. 10,826 86,714
Whirlpool of India, Ltd. 26,634 397,018
Wipro, Ltd. 760,846 2,174,907
#Wipro, Ltd., Sponsored ADR 166,457 476,067
*Wockhardt, Ltd., Class A 85,513 1,312,497
Wonderla Holidays, Ltd. 4,601 36,663
XPRO India, Ltd. 1,429 17,410
Yasho Industries, Ltd. 905 18,017
*Yes Bank, Ltd. 5,635,819 1,182,082
Zee Entertainment Enterprises,
Ltd. 14,550 18,316
*Zee Media Corp., Ltd. 455,136 75,476
Zen Technologies, Ltd. 42,417 711,136
Zensar Technologies, Ltd. 216,199 1,841,116
ZF Commercial Vehicle
Control Systems India, Ltd.,
Class A 714 105,870
Zydus Lifesciences, Ltd. 82,748 870,001
Zydus Wellness, Ltd. 12,846 268,404
TOTAL INDIA 994,403,895
INDONESIA — (1.3%)
ABM Investama TBK PT 805,500 161,100
*Adaro Minerals Indonesia
TBK PT 8,528,900 462,410
*Adhi Karya Persero TBK PT 3,951,400 69,506
Adi Sarana Armada TBK PT 1,664,500 68,686
AKR Corporindo TBK PT 11,130,200 844,822
*Alam Sutera Realty TBK PT 3,029,300 23,358
Allo Bank Indonesia TBK PT 232,900 10,312
Aneka Tambang TBK, Class H 20,258,300 2,648,224
Arwana Citramulia TBK PT 4,034,600 143,398
Aspirasi Hidup Indonesia TBK
PT, Class A 7,501,800 241,775
Astra Agro Lestari TBK PT 338,500 121,330
Astra International TBK PT 12,344,900 3,569,610
Astra Otoparts TBK PT 685,400 90,010
Avia Avian TBK PT, Class H 3,322,800 83,270
Bank Amar Indonesia TBK PT 2,188,900 22,153
Bank BTPN Syariah TBK PT 3,256,600 232,474
Bank Central Asia TBK PT 19,700,100 10,473,095
*Bank Jago TBK PT 828,600 92,344
Bank Mandiri Persero TBK PT 20,266,900 5,970,189
*Bank Mayapada International
TBK PT 1,432,870 16,918
Bank Maybank Indonesia TBK
PT 14,900 185
*Bank Nationalnobu TBK PT 1,818,600 69,567
Bank Negara Indonesia
Persero TBK PT 5,370,800 1,352,406
*Bank Neo Commerce TBK PT 5,508,500 86,278
Bank OCBC Nisp TBK PT 3,345,900 263,036

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
INDONESIA — (Continued)
*Bank Pan Indonesia TBK PT 3,745,000 $ 363,220
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 1,419,600 73,973
*Bank Pembangunan Daerah
Jawa Timur TBK PT 1,205,100 37,750
Bank Rakyat Indonesia
Persero TBK PT 19,163,700 4,444,593
Bank Syariah Indonesia TBK
PT 3,912,414 671,709
Bank Tabungan Negara
Persero TBK PT 3,561,854 226,371
Barito Pacific TBK PT 2,134,539 95,797
Barito Renewables Energy
TBK PT 151,600 55,024
BISI International TBK PT 105,800 6,437
Blue Bird TBK PT 684,800 71,368
*Buana Lintas Lautan TBK PT 23,030,000 162,320
Bukit Asam TBK PT 6,449,700 1,072,360
Buma Internasional Grup Tbk
PT 6,670,400 161,536
*Bumi Resources Minerals
TBK PT 30,734,400 707,262
*Bumi Resources TBK PT 30,278,300 195,167
*Bumi Serpong Damai TBK
PT, Class F 3,924,900 204,520
*Capital Financial Indonesia
TBK PT 6,208,000 299,181
*Cemindo Gemilang PT 1,068,300 55,989
Chandra Asri Pacific TBK PT 101,000 47,914
Charoen Pokphand Indonesia
TBK PT 1,693,600 482,574
ΩCikarang Listrindo TBK PT 2,018,800 86,346
Ciputra Development TBK PT,
Class A 3,204,400 177,593
Cisarua Mountain Dairy PT
TBK, Class A 739,800 204,113
*Citra Marga Nusaphala
Persada TBK PT 118,400 9,950
Dayamitra Telekomunikasi PT 6,124,300 228,739
Dharma Satya Nusantara TBK
PT, Class A 5,941,100 273,792
*Dian Swastatika Sentosa
TBK PT 70,800 194,060
*Digital Mediatama Maxima
TBK PT 475,000 11,618
Elang Mahkota Teknologi TBK
PT 8,376,000 269,949
Elnusa TBK PT 5,018,100 139,660
*Energi Mega Persada TBK PT 25,348,600 294,716
Erajaya Swasembada TBK PT 8,406,700 234,983
ESSA Industries Indonesia
TBK PT 11,317,700 412,483
Gajah Tunggal TBK PT 1,968,800 130,463
Garudafood Putra Putri Jaya
TBK PT 3,840,400 89,301
Golden Energy Mines TBK PT 35,700 19,893
*Gudang Garam TBK PT,
Class A 196,300 118,549
Shares Value†
INDONESIA — (Continued)
*Harum Energy TBK PT 3,892,400 $ 179,379
Hexindo Adiperkasa TBK PT,
Class A 273,600 77,630
Hillcon TBK PT 1,872,000 35,861
Impack Pratama Industri TBK
PT 4,844,700 98,061
Indah Kiat Pulp & Paper TBK
PT 469,400 145,627
Indika Energy TBK PT 3,250,600 282,959
Indo Tambangraya Megah
TBK PT 490,600 650,193
Indocement Tunggal Prakarsa
TBK PT 448,900 144,676
Indofood CBP Sukses Makmur
TBK PT 493,000 337,081
Indofood Sukses Makmur TBK
PT 3,589,700 1,729,976
Indomobil Sukses
Internasional TBK PT, Class F 501,500 26,132
Industri Jamu Dan Farmasi
Sido Muncul TBK PT, Class H 8,012,800 287,206
*Intiland Development TBK PT 5,607,800 52,024
*Jakarta International Hotels &
Development TBK PT 295,800 14,166
Japfa Comfeed Indonesia TBK
PT 8,714,800 955,478
Jasa Marga Persero TBK PT 1,340,500 345,623
*Kawasan Industri Jababeka
TBK PT 38,526,700 401,513
*Lippo Karawaci TBK PT 9,241,300 51,217
*Malindo Feedmill TBK PT,
Class A 538,500 25,465
Map Aktif Adiperkasa PT 8,585,800 336,191
Matahari Department Store
TBK PT 724,400 76,368
Mayora Indah TBK PT 2,833,500 389,179
MD Entertainment TBK PT 479,400 73,065
Medco Energi Internasional
TBK PT 17,905,700 1,132,590
*Media Nusantara Citra TBK
PT 7,992,500 126,147
Medikaloka Hermina TBK PT 6,247,100 425,254
*Merdeka Battery Materials
TBK PT 4,810,100 89,827
*Merdeka Copper Gold TBK
PT 1,803,100 181,396
*Metro Healthcare Indonesia
TBK PT 7,515,100 94,165
Metrodata Electronics TBK PT 6,357,900 214,483
Metropolitan Kentjana TBK PT 4,800 7,193
Mitra Adiperkasa TBK PT 11,403,400 937,689
Mitra Keluarga Karyasehat
TBK PT 1,970,800 297,995
*MNC Digital Entertainment
TBK PT 394,700 11,270
*MNC Land TBK PT 28,470,300 212,670
Mulia Industrindo TBK PT 1,551,100 26,911
Nippon Indosari Corpindo TBK
PT 120,900 6,300

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
INDONESIA — (Continued)
ΩNusantara Sejahtera Raya
TBK PT 2,813,200 $ 24,065
Pabrik Kertas Tjiwi Kimia TBK
PT, Class A 1,168,000 360,603
*Pacific Strategic Financial
TBK PT 1,909,700 127,697
Pakuwon Jati TBK PT 8,438,500 194,187
*Panin Financial TBK PT 16,778,600 390,153
*Paninvest TBK PT 921,500 58,843
Pantai Indah Kapuk Dua TBK
PT 118,300 80,886
Perusahaan Gas Negara TBK
PT 9,059,000 919,543
Petrindo Jaya Kreasi TBK PT,
Class H 1,050,600 450,935
Petrosea TBK PT 3,982,100 683,674
*PP Persero TBK PT 3,772,200 92,714
*Prodia Widyahusada TBK PT 309,800 51,882
PT Tower Bersama
Infrastructure Tbk, Class A 1,264,800 151,624
*Puradelta Lestari TBK PT 13,750,200 144,129
Rukun Raharja TBK PT 1,598,800 209,000
Salim Ivomas Pratama TBK PT 1,077,300 26,738
Sampoerna Agro TBK PT 1,700 238
Samudera Indonesia TBK PT 5,139,300 78,637
*Sarana Meditama
Metropolitan TBK PT 1,249,400 23,182
Sarana Menara Nusantara
TBK PT 14,158,100 486,152
Sariguna Primatirta TBK PT 3,020,000 260,157
Sawit Sumbermas Sarana
TBK PT 2,161,000 203,082
Selamat Sempurna TBK PT 2,130,100 228,408
Semen Indonesia Persero
TBK PT 826,382 129,931
Siloam International Hospitals
TBK PT 523,400 81,978
Sumber Alfaria Trijaya TBK
PT, Class A 5,690,900 740,503
Summarecon Agung TBK PT 5,535,100 144,046
Surya Citra Media TBK PT 22,467,400 276,105
Surya Semesta Internusa TBK
PT, Class F 5,937,900 302,261
Telkom Indonesia Persero
TBK PT 12,632,700 2,009,056
Telkom Indonesia Persero
TBK PT, Sponsored ADR 19,169 299,611
Temas TBK PT 7,037,900 58,932
Tempo Scan Pacific TBK PT 790,700 125,750
*Timah TBK PT 6,036,100 432,708
Transcoal Pacific TBK PT 1,287,200 432,298
*Trias Sentosa TBK PT 1,800 54
Trimegah Bangun Persada
TBK PT, Class A 1,348,900 56,881
*Trimegah Sekuritas Indonesia
Tbk PT, Class A 899,900 19,516
Triputra Agro Persada PT 6,873,300 403,703
Tunas Baru Lampung TBK PT 4,274,400 177,671
Shares Value†
INDONESIA — (Continued)
Ultrajaya Milk Industry &
Trading Co. TBK PT 2,206,700 $ 184,113
Unilever Indonesia TBK PT,
Class A 781,700 80,760
United Tractors TBK PT 1,798,900 2,459,942
*Vale Indonesia TBK PT 1,495,205 224,281
*<Waskita Karya Persero TBK
PT, Class A 1,217,100 2,777
*Wijaya Karya Persero TBK PT 814,400 10,008
Wintermar Offshore Marine
TBK PT 2,549,900 58,678
XLSMART Telecom Sejahtera
Tbk PT 10,322,403 1,336,938
TOTAL INDONESIA 65,221,719
KOREA, REPUBLIC OF — (9.7%)
*3S Korea Co., Ltd. 9,627 15,712
Able C&C Co., Ltd. 5,251 25,267
ABOV Semiconductor Co., Ltd. 4,466 31,480
*ADTechnology Co., Ltd. 2,649 27,860
#Advanced Nano Products
Co., Ltd. 2,115 80,196
Advanced Process Systems
Corp., Class A 12,767 152,773
Aekyung Chemical Co., Ltd. 17,979 144,566
Aekyung Industrial Co., Ltd. 6,348 60,778
Ahnlab, Inc. 1,370 64,187
AJ Networks Co., Ltd. 13,052 33,973
Ajin Industrial Co., Ltd. 38,903 80,734
AK Holdings, Inc. 2,217 16,781
*Alteogen, Inc., Class A 3,463 855,092
#*ALUKO Co., Ltd., Class H 94,801 141,385
*Amicogen, Inc., Class A 18,088 43,264
*Aminologics Co., Ltd., Class A 9,956 6,647
#Amorepacific Corp., Class A 5,310 464,695
*Anam Electronics Co., Ltd.,
Class F 64,500 62,027
#*Ananti, Inc. 70,344 336,008
*Anapass, Inc. 4,163 56,932
*Aprogen, Inc., Class A 70,938 34,733
*APS, Inc., Class A 6,731 27,937
*APT Neuroscience, Inc. 45,678 35,990
Asia Cement Co., Ltd. 33,666 260,518
#Asia Holdings Co., Ltd. 1,014 186,179
*Asia Pacific Satellite, Inc. 3,364 29,250
#Asia Paper Manufacturing
Co., Ltd., Class F 60,693 294,605
Atec Co., Ltd. 3,426 70,496
Avaco Co., Ltd. 4,714 43,575
Avatec Co., Ltd. 3,239 18,548
Baiksan Co., Ltd., Class A 13,278 133,107
#BGF retail Co., Ltd., Class A 7,022 532,516
BGFecomaterials Co., Ltd.,
Class A 24,016 49,586
BH Co., Ltd. 5,409 46,955
#*BHI Co., Ltd. 19,808 393,652
#*Binex Co., Ltd. 14,383 156,832
#Binggrae Co., Ltd. 7,966 530,133
Bio Plus Co., Ltd. 19,830 106,857

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Biodyne Co., Ltd. 2,220 $ 23,160
*Bioneer Corp. 1,843 20,433
*Biosolution Co., Ltd. 1,952 37,488
BIT Computer Co., Ltd. 12,752 47,635
*BNC Korea Co., Ltd. 31,339 91,493
BNK Financial Group, Inc. 204,517 1,489,097
Boditech Med, Inc., Class A 8,829 107,389
BoKwang Industry Co., Ltd. 12,873 37,446
Bookook Securities Co., Ltd. 1,107 21,338
Boryung 24,881 148,253
*Bosung Power Technology
Co., Ltd. 14,463 29,913
*Bukwang Pharmaceutical
Co., Ltd. 5,054 14,186
*Bumhan Fuel Cell Co., Ltd. 753 8,735
BYC Co., Ltd. 290 5,784
Byucksan Corp. 68,167 117,488
C&C International Co., Ltd. 2,288 51,828
C&G Hi Tech Co., Ltd., Class
A 7,810 71,479
#*Cafe24 Corp., Class A 22,695 961,125
#Caregen Co., Ltd. 17,623 295,680
*Celltrion Pharm, Inc. 5,513 186,352
Celltrion, Inc. 34,668 3,933,836
*Chabiotech Co., Ltd. 5,790 44,683
Cheil Worldwide, Inc., Class A 58,064 757,712
Chemtronics Co., Ltd. 11,847 185,018
*Chemtros Co., Ltd. 4,515 14,404
#Cheryong Electric Co., Ltd. 11,094 243,108
Chips&Media, Inc. 8,045 92,929
*Choil Aluminum Co., Ltd. 27,870 33,389
Chong Kun Dang
Pharmaceutical Corp. 4,407 252,980
Chongkundang Holdings
Corp., Class A 2,820 91,950
Choong Ang Vaccine
Laboratory 5,957 41,194
*<Chorokbaem Media Co., Ltd. 5,037 17,416
#*CJ CGV Co., Ltd. 110,388 377,408
#CJ CheilJedang Corp. 11,155 1,875,515
CJ Corp. 14,886 1,301,674
*CJ ENM Co., Ltd. 34,854 1,512,833
CJ Freshway Corp. 9,676 165,748
#CJ Logistics Corp., Class H 11,448 670,048
CKD Bio Corp. 3,149 50,951
#Classys, Inc. 12,069 545,928
CLIO Cosmetics Co., Ltd. 4,871 61,988
*CMG Pharmaceutical Co.,
Ltd., Class H 28,394 49,238
*Com2uS Holdings Corp.,
Class F 5,676 79,300
*ContentreeJoongAng Corp. 1,449 9,786
Coocon Corp. 5,868 83,180
*Coreana Cosmetics Co., Ltd. 11,558 19,636
*Corentec Co., Ltd. 3,066 13,782
#Cosmax, Inc. 13,731 1,666,266
#Cosmecca Korea Co., Ltd. 6,268 190,708
#*CosmoAM&T Co., Ltd. 5,715 158,203
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Cosmochemical Co., Ltd.,
Class A 4,883 $ 53,244
Coway Co., Ltd. 50,479 3,114,322
Cowintech Co., Ltd., Class F 6,713 60,873
*Creative & Innovative System 34,005 172,716
Creverse, Inc. 5,367 54,180
*CrystalGenomics Invites Co.,
Ltd. 23,261 32,891
#CS Wind Corp. 35,516 969,413
*CTC BIO, Inc. 1,997 9,665
*Cube Entertainment, Inc. 6,722 92,779
Cuckoo Homesys Co., Ltd. 9,960 159,752
#D.I Corp. 11,234 110,641
*<DA Technology Co., Ltd.,
Class A 51,560 1,378
Dae Hwa Pharmaceutical Co.,
Ltd. 2,984 31,299
Dae Won Kang Up Co., Ltd. 18,313 50,179
*Daea TI Co., Ltd. 19,181 54,986
*Daechang Co., Ltd. 49,759 45,821
Daechang Forging Co., Ltd. 12,556 45,225
#Daedong Corp. 46,821 338,600
Daeduck Electronics Co., Ltd. 47,313 464,643
Daehan New Pharm Co., Ltd. 9,557 46,592
*Dae-Il Corp. 24,473 80,658
#Daejoo Electronic Materials
Co., Ltd. 9,333 542,319
#Daesang Corp. 33,234 558,771
#Daesang Holdings Co., Ltd. 47,989 360,213
Daesung Energy Co., Ltd. 5,465 29,834
*Daesung Industrial Co., Ltd. 21,432 51,563
#*Daewon Cable Co., Ltd. 47,702 93,458
*Daewon Media Co., Ltd. 6,640 52,270
#Daewon Pharmaceutical Co.,
Ltd. 23,951 232,349
*Daewoo Engineering &
Construction Co., Ltd. 260,865 650,557
Daewoong Co., Ltd. 23,249 332,012
#Daewoong Pharmaceutical
Co., Ltd., Class A 4,049 393,079
Daishin Securities Co., Ltd.,
Class A 22,230 280,397
*Danal Co., Ltd. 62,131 125,879
Daol Investment & Securities
Co., Ltd., Class A 31,667 75,965
*Dawonsys Co., Ltd. 11,074 67,465
#DB HiTek Co., Ltd. 46,698 1,259,844
DB Insurance Co., Ltd. 78,695 5,048,881
DB Securities Co., Ltd., Class
A 33,286 148,692
*DE&T Co Ltd 9,668 38,903
#Dear U Co., Ltd. 5,330 178,292
Dentium Co., Ltd. 5,828 299,292
#*Devsisters Co., Ltd. 2,945 82,041
DI Dong Il Corp., Class A 11,363 330,538
Digital Daesung Co., Ltd. 18,104 97,302
*DIO Corp. 2,592 35,502
*DK Tech Co., Ltd. 14,993 75,413
DL Holdings Co., Ltd. 15,685 358,609

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
DMS Co., Ltd. 20,190 $ 89,907
DN Automotive Corp., Class A 38,430 556,917
Dohwa Engineering Co., Ltd. 12,123 55,690
Dong-A Hwasung Co., Ltd. 8,783 34,724
Dong-A Socio Holdings Co.,
Ltd. 4,652 337,078
Dong-A ST Co., Ltd. 4,238 143,552
Dongbang Transport Logistics
Co., Ltd., Class A 91,494 152,865
#Dongjin Semichem Co., Ltd. 37,639 771,844
Dongkoo Bio & Pharma Co.,
Ltd. 14,494 55,162
#DongKook Pharmaceutical
Co., Ltd. 19,408 207,528
Dongkuk CM Co., Ltd. 20,200 89,383
Dongkuk Holdings Co., Ltd. 27,761 140,611
Dongkuk Industries Co., Ltd. 36,582 96,119
#Dongkuk Steel Mill Co., Ltd. 33,377 215,548
#Dongsuh Cos., Inc. 15,720 287,527
#Dongsung Chemical Co., Ltd. 59,351 171,811
#Dongsung Finetec Co., Ltd. 20,966 367,255
*Dongsung Pharmaceutical
Co., Ltd. 2,259 5,912
*Dongwha Enterprise Co., Ltd. 13,176 79,065
Dongwha Pharm Co., Ltd. 17,143 75,736
Dongwon F&B Co., Ltd. 10,409 269,836
*Dongwon Metal Co., Ltd.,
Class A 71,042 76,664
#Dongwon Systems Corp. 4,845 111,454
Dongwoon Anatech Co., Ltd.,
Class A 25,319 374,931
*Dongyang Steel Pipe Co., Ltd. 46,674 45,738
Doosan Bobcat, Inc. 106,165 3,659,574
#Doosan Co., Ltd. 15,772 3,367,430
*Doosan Enerbility Co., Ltd. 226,761 4,618,172
*Doosan Fuel Cell Co., Ltd. 1,869 20,064
Doosan Tesna, Inc., Class A 9,712 172,855
Douzone Bizon Co., Ltd. 19,350 831,716
#*Dream Security Co., Ltd. 77,914 191,839
Dreamtech Co., Ltd. 16,845 75,367
*DRTECH Corp. 7,455 9,917
*DS Dansuk Co., Ltd. 1,310 23,454
*DSK Co., Ltd. 15,700 55,002
#*Duk San Neolux Co., Ltd. 7,980 167,010
*Duksan Hi-Metal Co., Ltd. 4,596 13,175
*Duksan Techopia Co., Ltd. 4,315 67,540
Duksung Co., Ltd. 6,054 26,746
DY Corp. 14,714 40,990
DY Deokyang Co Ltd 24,043 47,612
DY POWER Corp. 9,212 75,498
*<E Investment&Development
Co., Ltd. 227 42
Easy Holdings Co., Ltd., Class
A 42,919 103,561
Ecoplastic Corp. 33,236 69,675
#*Ecopro BM Co., Ltd. 10,111 721,960
#Ecopro Co., Ltd. 9,216 330,648
Ecopro HN Co., Ltd. 3,250 64,131
Elentec Co., Ltd. 2,252 7,890
Shares Value†
KOREA, REPUBLIC OF — (Continued)
#E-MART, Inc. 22,398 $ 1,444,880
*EMRO, Inc. 2,632 98,503
*Enchem Co., Ltd. 1,629 90,876
#ENF Technology Co., Ltd. 18,479 322,391
*Envioneer Co., Ltd. 1,812 23,812
#Eo Technics Co., Ltd., Class
A 4,481 363,461
*Eubiologics Co., Ltd. 26,624 245,169
Eugene Investment &
Securities Co., Ltd. 70,887 138,134
#Eugene Technology Co., Ltd. 13,163 314,838
*Exem Co., Ltd. 19,620 29,675
Exicon Co., Ltd. 5,786 41,518
#F&F Co., Ltd. 11,904 591,222
F&F Holdings Co., Ltd. 5,256 46,699
FarmStory Co., Ltd., Class A 45,361 38,612
*Fine M-Tec Co., Ltd. 11,356 42,181
*Firstec Co., Ltd. 8,275 20,869
*Foosung Co., Ltd. 18,174 55,999
Galaxia Moneytree Co., Ltd. 3,590 21,138
#*GAMSUNG Corp. Co., Ltd. 72,898 185,899
*Gaon Cable Co., Ltd., Class A 5,730 243,066
#*GC Cell Corp. 7,125 103,254
*GeneOne Life Science, Inc. 53,336 86,861
*Genic Co., Ltd., Class A 715 12,298
*Genohco, Inc., Class B 755 8,902
Genoray Co., Ltd. 1,913 7,469
*Giantstep, Inc. 2,785 13,401
#Global Standard Technology
Co., Ltd. 29,368 352,871
*Global Tax Free Co., Ltd. 33,218 130,629
*GnBS Eco Co., Ltd. 23,837 58,775
#GnCenergy Co., Ltd. 15,575 248,718
#GOLFZON Co., Ltd. 7,772 358,666
Grand Korea Leisure Co., Ltd. 26,091 223,008
Green Cross Corp. 4,332 378,498
Green Cross Holdings Corp. 16,907 166,513
Green Cross Wellbeing Corp. 1,338 7,370
#GS Engineering &
Construction Corp. 134,332 1,724,628
#GS Global Corp. 125,333 227,037
GS Holdings Corp. 36,199 985,509
*GS P&L Co., Ltd. 8,026 119,134
GS Retail Co., Ltd., Class A 33,844 352,368
#HAESUNG DS Co., Ltd. 17,512 284,578
Haesung Industrial Co., Ltd.,
Class H 18,487 84,404
Han Kuk Carbon Co., Ltd. 24,222 332,105
Hana Financial Group, Inc.,
Class A 208,011 9,438,417
#Hana Micron, Inc. 55,314 423,367
Hana Pharm Co., Ltd., Class A 5,943 48,330
*Hana Technology Co., Ltd. 1,921 26,974
Hana Tour Service, Inc. 10,913 398,442
#*Hanall Biopharma Co., Ltd. 5,342 104,285
#Hancom, Inc., Class A 22,020 330,726
Handok, Inc. 12,708 104,596
Handsome Co., Ltd., Class A 14,186 154,384
#Hanil Cement Co., Ltd. 29,121 368,750

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Hanil Feed Co., Ltd. 1,220 $ 3,055
#Hanil Holdings Co., Ltd. 18,444 192,420
Hanil Hyundai Cement Co.,
Ltd. 9,682 107,275
#Hanjin Kal Corp. 4,493 251,279
Hanjin Transportation Co., Ltd. 9,944 134,032
Hankook Cosmetics
Manufacturing Co., Ltd. 1,780 69,622
Hankook Shell Oil Co., Ltd. 720 187,661
Hanmi Pharm Co., Ltd. 4,744 897,739
#Hanmi Science Co., Ltd. 7,893 161,580
#Hanmi Semiconductor Co.,
Ltd. 28,389 1,519,805
#HanmiGlobal Co., Ltd. 21,930 247,763
Hannong Chemicals, Inc. 2,721 28,445
#*Hanon Systems, Class A 140,296 351,357
*Hans Biomed Corp., Class A 1,525 7,767
Hansae Co., Ltd. 8,693 68,186
Hansol Chemical Co., Ltd. 3,210 261,271
Hansol Holdings Co., Ltd. 26,607 46,420
*Hansol IONES Co., Ltd. 2,095 11,378
Hansol Paper Co., Ltd. 16,436 96,778
Hansol Technics Co., Ltd. 21,357 71,666
Hanssem Co., Ltd., Class A 5,075 151,554
Hanwha Aerospace Co., Ltd. 13,350 7,485,016
#Hanwha Corp. 17,804 603,069
*Hanwha Engine 19,080 365,762
*Hanwha Galleria Corp. 92,931 78,058
*Hanwha General Insurance
Co., Ltd. 98,945 283,993
*Hanwha Investment &
Securities Co., Ltd. 176,230 425,853
*Hanwha Life Insurance Co.,
Ltd. 85,207 158,845
*Hanwha Ocean Co., Ltd. 8,438 465,975
#Hanwha Solutions Corp. 102,353 2,152,905
#Hanwha Systems Co., Ltd. 25,481 699,092
#*Hanwha Vision Co., Ltd. 23,450 993,099
*Hanyang Digitech Co., Ltd. 4,751 32,587
Hanyang Securities Co., Ltd.,
Class A 11,980 112,679
#*Harim Co., Ltd. 61,529 132,451
Harim Holdings Co., Ltd. 82,152 345,599
HB SOLUTION Co., Ltd.,
Class A 33,583 57,527
HD Hyundai Co., Ltd. 51,267 2,838,349
#HD Hyundai Construction
Equipment Co., Ltd. 33,696 1,604,797
HD Hyundai Electric Co., Ltd. 11,174 2,417,168
#*HD Hyundai Energy
Solutions Co., Ltd. 14,213 285,960
HD Hyundai Heavy Industries
Co., Ltd. 2,726 770,912
#HD Hyundai Infracore Co.,
Ltd. 404,325 2,340,904
#HD HYUNDAI MIPO 7,522 882,109
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 12,495 2,390,883
HDC Holdings Co., Ltd. 39,877 539,735
Shares Value†
KOREA, REPUBLIC OF — (Continued)
HDC Hyundai Development
Co-Engineering & Construction 19,669 $ 345,228
*HD-Hyundai Marine Engine 7,117 184,747
*Helixmith Co., Ltd. 21,659 40,377
*Heung-A Shipping Co., Ltd. 64,945 71,044
*HFR, Inc. 1,529 19,759
High Tech Pharm Co., Ltd. 961 9,005
*Hironic Co., Ltd., Class H 1,958 7,011
Hite Jinro Co., Ltd. 33,504 455,598
*HJ Shipbuilding &
Construction Co., Ltd. 18,728 103,422
#HK inno.N Corp 30,752 871,830
HL Holdings Corp. 10,350 266,486
HL Mando Co., Ltd., Class A 57,113 1,496,630
*HLB Biostep Co., Ltd. 20,137 23,218
*HLB Global Co., Ltd. 21,264 45,998
#*HLB Life Science Co., Ltd. 13,162 58,333
*Hlb Pharma Ceutical Co., Ltd. 882 12,409
*HLB, Inc. 11,232 449,596
Home Center Holdings Co.,
Ltd. 76,394 44,552
*Homecast Co., Ltd. 510 909
*Hotel Shilla Co., Ltd., Class A 5,836 180,438
HS Hyosung Advanced
Materials Corp. 3,268 408,759
*HS Hyosung Corp. 1,300 37,404
HS Industries Co., Ltd. 48,047 158,354
#*Hugel, Inc., Class A 4,447 1,143,425
Humedix Co., Ltd., Class A 9,929 279,744
*Huneed Technologies 4,296 25,054
Huons Co., Ltd. 8,323 148,134
Hwa Shin Co., Ltd. 43,962 244,319
Hwaseung Enterprise Co.,
Ltd., Class A 18,695 101,925
HYBE Co., Ltd. 5,908 1,109,698
*Hydro Lithium, Inc. 31,852 36,233
Hyosung Corp. 5,841 218,190
#Hyosung Heavy Industries
Corp. 10,272 3,537,210
Hyosung TNC Corp. 1,453 242,763
Hyundai Autoever Corp. 6,231 540,035
Hyundai Bioland Co., Ltd. 22,836 69,319
Hyundai BNG Steel Co., Ltd. 7,085 60,707
#Hyundai Department Store
Co., Ltd. 23,755 999,331
#Hyundai Elevator Co., Ltd. 15,913 827,274
#HYUNDAI EVERDIGM Corp. 20,611 124,260
Hyundai Ezwel Co., Ltd. 10,726 40,067
Hyundai Glovis Co., Ltd. 38,364 3,076,677
Hyundai Green Food 31,561 345,029
Hyundai Livart Furniture Co.,
Ltd. 14,345 73,365
Hyundai Motor Co. 100,056 13,415,880
Hyundai Motor Securities Co.,
Ltd. 36,876 169,658
Hyundai Movex Co., Ltd. 15,986 50,550
Hyundai Pharmaceutical Co.,
Ltd. 11,173 26,606

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Hyundai Rotem Co., Ltd.,
Class A 46,970 $ 3,707,375
Hyundai Steel Co. 15,278 263,321
Hyundai Wia Corp., Class A 28,315 852,537
#HyVision System, Inc. 21,500 239,427
#i3system, Inc., Class A 4,560 182,208
*iA, Inc., Class A 121,147 17,982
*ICD Co., Ltd. 9,486 27,394
*Icure Pharm, Inc. 23,784 34,969
#iFamilySC Co., Ltd. 13,118 192,410
*Il Dong Pharmaceutical Co.,
Ltd. 3,252 27,064
#Iljin Electric Co., Ltd. 30,050 532,719
Iljin Holdings Co., Ltd. 23,985 64,371
*Ilshin Stone Co., Ltd. 14,909 23,022
Ilyang Pharmaceutical Co.,
Ltd. 13,193 114,157
iM Financial Group Co., Ltd. 158,980 1,149,711
iMarketKorea, Inc. 16,982 94,855
InBody Co., Ltd. 9,593 163,314
Incar Financial Service Co.,
Ltd. 6,159 35,875
Industrial Bank of Korea, Class
A 168,378 1,817,037
InfoBank Corp., Class A 1,205 5,722
Innocean Worldwide, Inc. 29,437 377,307
InnoWireless Co., Ltd. 2,929 39,932
Innox Advanced Materials Co.,
Ltd., Class A 11,245 180,759
*Inscobee, Inc. 16,771 17,084
Intellian Technologies, Inc. 1,536 41,493
*Interflex Co., Ltd. 23,741 139,623
<Interojo Co., Ltd. 6,991 21,487
#IS Dongseo Co., Ltd. 18,119 231,092
ISC Co., Ltd. 4,203 146,506
i-SENS, Inc. 5,602 64,591
*ISU Abxis Co., Ltd. 11,583 41,231
*ISU Chemical Co., Ltd. 2,758 10,923
*ISU Specialty Chemical 9,815 297,246
#IsuPetasys Co., Ltd., Class R 65,107 1,458,782
*Itcenglobal Co Ltd 787 3,732
*ITEK, Inc. 9,134 37,011
#*Jahwa Electronics Co., Ltd. 33,754 282,570
JB Financial Group Co., Ltd. 88,351 1,060,958
*Jeju Air Co., Ltd. 21,136 99,621
Jeju Bank 6,360 50,110
#*Jeju Semiconductor Corp. 48,473 431,705
*JETEMA Co., Ltd. 2,756 14,153
*Jin Air Co., Ltd. 14,981 94,112
Jinsung T.E.C. 13,606 86,240
JLS Co., Ltd. 36 147
JNK Global Co., Ltd. 4,948 14,724
#*JNTC Co., Ltd. 17,661 170,212
Jungdawn Co., Ltd. 16,252 31,384
#Jusung Engineering Co., Ltd. 33,586 793,872
JVM Co., Ltd. 4,712 76,904
JW Holdings Corp. 28,778 62,152
JW Life Science Corp. 13,422 108,490
Shares Value†
KOREA, REPUBLIC OF — (Continued)
JW Pharmaceutical Corp. 10,390 $ 163,360
JYP Entertainment Corp. 23,165 1,127,695
K Car Co., Ltd. 12,325 121,386
K Ensol Co., Ltd. 8,452 68,912
Kakao Corp. 40,228 1,082,463
#*Kakao Games Corp. 22,119 220,957
KakaoBank Corp. 28,590 448,510
*Kakaopay Corp. 6,912 153,897
*<Kanglim Co., Ltd. 2,507 333
Kangnam Jevisco Co., Ltd. 9,264 77,227
*Kangstem Biotech Co., Ltd. 7,930 12,719
*Kangwon Energy Co., Ltd. 5,068 25,313
*KAON Group Co., Ltd. 18,331 39,202
KB Financial Group, Inc.,
Class A 251,668 15,969,366
KB Financial Group, Inc.,
Class A, Sponsored ADR 26,085 1,642,833
KC Tech Co., Ltd. 6,162 113,140
KCC Glass Corp., Class F 5,308 119,491
KCTC 31,759 85,458
*KEC Corp. 136,924 70,702
*Keeps Biopharma Inc 4,712 35,435
*Kencoa Aerospace Co. 5,126 43,705
#KEPCO Engineering &
Construction Co., Inc. 2,748 131,455
#KEPCO Plant Service &
Engineering Co., Ltd. 27,438 851,225
*KEYEAST Co., Ltd. 2,129 6,620
KG Chemical Corp. 104,052 290,599
KG DONGBUSTEEL 51,166 213,807
KG Eco Solution Co., Ltd. 42,842 165,762
*KG Mobility Co. 63,562 145,770
KGMobilians Co., Ltd. 20,923 62,188
*<Kib Plug Energy, Class A 187,877 51,017
KINX, Inc. 2,609 144,628
KISWIRE, Ltd. 6,146 74,625
#KIWOOM Securities Co., Ltd. 12,697 1,223,700
*KMW Co., Ltd. 6,388 38,782
*KNJ Co., Ltd. 2,304 25,593
Koh Young Technology, Inc. 1,084 10,524
#Kolmar Korea Co., Ltd. 19,802 1,057,314
Kolon Corp. 4,873 80,045
Kolon Enp, Inc. 8,977 39,470
Kolon Global Corp. 12 73
Kolon Industries, Inc. 24,302 515,445
*Kolon Life Science, Inc. 1,509 27,707
KoMiCo, Ltd., Class A 5,125 211,634
*Komipharm International Co.,
Ltd., Class A 4,896 20,976
Korea Aerospace Industries,
Ltd. 59,015 3,437,525
#*Korea Circuit Co., Ltd. 20,954 149,324
Korea District Heating Corp. 1,644 61,180
Korea Electric Power Corp. 49,646 895,828
Korea Electric Power Corp.,
Sponsored ADR 81,954 744,962
#Korea Electric Terminal Co.,
Ltd. 10,987 498,531

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Korea Electronic Power
Industrial Development Co.,
Ltd. 14,007 $ 124,353
Korea Export Packaging
Industrial Co., Ltd. 10,624 20,889
Korea Fuel-Tech Corp. 28,498 93,623
Korea Gas Corp. 16,128 440,783
#*Korea Information &
Communications Co., Ltd. 26,523 144,790
Korea Information Certificate
Authority, Inc. 30,586 94,243
Korea Investment Holdings
Co., Ltd. 35,038 2,045,835
#*Korea Line Corp. 232,988 249,132
Korea Movenex Co., Ltd. 22,775 63,046
Korea Petrochemical Ind Co.,
Ltd. 4,119 242,823
Korea Petroleum Industries
Co. 6,861 62,263
Korea Ratings Corp. 1,093 69,048
*Korea Robot Manufacturing
Co., Ltd. 4,049 9,329
Korea United Pharm, Inc. 10,556 145,029
Korean Air Lines Co., Ltd. 170,815 2,517,463
Korean Reinsurance Co. 196,322 1,118,683
Koryo Credit Information Co.,
Ltd. 4,842 34,131
#*Krafton, Inc. 16,088 4,204,497
KSS LINE, Ltd. 38,313 241,225
KT Nasmedia Co., Ltd. 4,061 41,596
KT Skylife Co., Ltd. 34,622 108,019
#KT&G Corp., Class W 48,241 3,892,538
KTCS Corp. 25,872 50,324
Kukdong Oil & Chemicals Co.,
Ltd. 27,132 65,754
*<Kuk-il Paper Manufacturing
Co., Ltd. 2,092 221
Kukjeon Pharmaceutical Co.,
Ltd. 4,251 9,555
Kumho Petrochemical Co., Ltd. 1,225 102,378
*Kumho Tire Co., Inc. 181,134 614,186
Kumkang Kind Co., Ltd. 23,901 79,866
Kwang Dong Pharmaceutical
Co., Ltd., Class A 33,014 127,272
Kyeryong Construction
Industrial Co., Ltd., Class A 8,423 151,395
Kyobo Securities Co., Ltd. 26,708 124,005
Kyochon F&B Co., Ltd. 3,542 13,430
<Kyongbo Pharmaceutical
Co., Ltd. 8,833 35,046
#Kyung Dong Navien Co., Ltd. 7,220 368,238
Kyungbang Co., Ltd. 1,011 4,986
Kyung-In Synthetic Corp. 16,336 36,430
L&C Bio Co., Ltd. 4,621 72,168
*L&F Co., Ltd. 1,839 83,832
*L&K Biomed Co., Ltd. 6,637 31,983
#*LabGenomics Co., Ltd. 93,656 141,653
Lake Materials Co., Ltd. 42,948 386,426
*LB Semicon, Inc. 52,624 124,202
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Lee Ku Industrial Co., Ltd. 22,282 $ 66,305
LEENO Industrial, Inc., Class
H 31,535 800,854
LG Chem, Ltd. 30,943 4,701,856
LG Corp. 28,357 1,328,580
#*LG Display Co., Ltd. 335,087 1,996,614
*LG Display Co., Ltd.,
Sponsored ADR 19,698 57,715
LG Electronics, Inc. 111,305 5,590,698
#*LG Energy Solution, Ltd. 3,806 868,834
LG H&H Co., Ltd. 7,425 1,762,883
*LG HelloVision Co., Ltd. 55,934 103,487
#LG Innotek Co., Ltd. 19,553 1,920,224
LG Uplus Corp., Class R 252,980 2,139,162
#LIG Nex1 Co., Ltd. 9,330 2,103,598
*LigaChem Biosciences, Inc. 1,742 128,674
*LOT Vacuum Co., Ltd. 10,037 61,853
Lotte Chemical Corp. 8,777 372,320
#Lotte Chilsung Beverage Co.,
Ltd. 5,586 431,083
Lotte Corp. 24,379 387,594
Lotte Innovate Co., Ltd. 5,668 74,922
*Lotte Non-Life Insurance Co.,
Ltd. 84,805 102,852
Lotte Rental Co., Ltd. 25,116 519,459
#Lotte Shopping Co., Ltd. 20,014 954,590
*Lotte Tour Development Co.,
Ltd. 7,636 58,284
Lotte Wellfood Co., Ltd. 3,452 287,768
LS Corp. 20,151 1,857,039
LS Eco Energy, Ltd. 11,573 260,525
LS Electric Co., Ltd. 9,837 1,408,251
#LS Marine Solution Co., Ltd. 5,138 64,555
LS SECURITIES Co., Ltd. 9,554 26,884
LTC Co., Ltd. 1,248 8,744
*LVMC Holdings 101,875 125,131
LX Hausys, Ltd. 3,853 78,334
LX INTERNATIONAL Corp. 49,584 926,103
LX Semicon Co., Ltd. 11,684 445,496
M.I.Tech Co., Ltd. 13,296 75,296
#Macquarie Korea
Infrastructure Fund 121,245 977,466
Macrogen, Inc. 4,905 55,416
Maeil Dairies Co., Ltd. 4,178 108,308
MAKUS, Inc. 4,325 31,278
*Manyo Co., Ltd. 6,873 88,916
#Mcnex Co., Ltd. 13,997 235,827
*MDS Tech, Inc. 110,450 88,344
Medytox, Inc. 789 96,967
*Meerecompany, Inc. 812 10,282
MegaStudyEdu Co., Ltd. 11,938 404,792
Meritz Financial Group, Inc. 75,564 6,596,899
META BIOMED Co., Ltd. 15,955 51,631
#*MiCo, Ltd. 88,574 646,780
*Mirae Asset Life Insurance
Co., Ltd. 44,689 171,337
Mirae Asset Securities Co.,
Ltd. 72,417 603,687
Misto Holdings Corp. 29,426 766,960

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
#Miwon Commercial Co., Ltd. 1,238 $ 166,954
Miwon Specialty Chemical
Co., Ltd. 1,008 112,607
*Mobase Electronics Co., Ltd. 74,389 78,497
*Mobile Appliance, Inc. 5,253 7,151
Modetour Network, Inc. 1,963 15,466
#*MONAYONGPYONG 48,099 149,897
Motrex Co., Ltd. 10,153 61,068
mPlus Corp. 2,094 11,033
*MS Autotech Co., Ltd. 26,407 43,284
Multicampus Co., Ltd. 4,111 94,280
Myoung Shin Industrial Co.,
Ltd., Class A 48,784 286,218
Namhae Chemical Corp. 25,063 120,246
Namuga Co., Ltd. 13,106 118,567
#Namyang Dairy Products
Co., Ltd. 4,197 224,686
*NanoenTek, Inc., Class A 4,039 9,717
*Nature & Environment Co.,
Ltd. 19,644 10,447
Nature Holdings Co., Ltd.
(The) 10,084 71,365
NAVER Corp. 13,161 1,856,335
NCSoft Corp. 2,227 229,202
Neosem, Inc. 6,899 48,533
#*Neowiz 20,165 331,236
*Nepes Ark Corp. 13,771 102,205
*Neptune Co. 24,721 127,996
Ω#Netmarble Corp. 11,942 375,524
New Power Plasma Co., Ltd. 27,615 89,848
*Newflex Technology Co., Ltd. 11,433 36,434
Nexen Corp. 43,004 142,641
Nexen Tire Corp. 20,974 79,824
*Nexon Games Co., Ltd. 10,195 92,447
#Nexteel Co., Ltd. 10,862 96,203
#NEXTIN, Inc. 5,088 191,851
NH Investment & Securities
Co., Ltd. 87,005 939,519
NHN KCP Corp. 18,774 102,223
NICE Holdings Co., Ltd. 38,710 306,630
Nice Information &
Telecommunication, Inc. 9,436 123,401
NICE Information Service Co.,
Ltd. 27,966 254,773
NICE Infra Co., Ltd. 22,189 79,765
Nong Shim Holdings Co., Ltd.,
Class H 2,657 125,420
#NongShim Co., Ltd., Class A 2,470 700,253
NOROO Paint & Coatings Co.,
Ltd., Class A 12,813 74,814
NOVAREX Co., Ltd. 15,271 109,577
Novatech Co., Ltd. 984 12,979
OCI Co., Ltd. 3,374 130,783
OCI Holdings Co., Ltd. 14,843 675,584
*Okins Electronics Co., Ltd. 10,189 35,050
#*Olix Pharmaceuticals, Inc. 3,828 127,106
ONEJOON Co., Ltd. 5,760 36,631
Openbase, Inc. 2,786 5,096
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*OptoElectronics Solutions
Co., Ltd. 5,845 $ 37,706
*Orbitech Co., Ltd. 4,086 6,956
#Oriental Precision &
Engineering Co., Ltd. 37,499 145,353
#Orion Corp. 22,323 1,934,712
Osang Healthcare Co., Ltd. 4,605 44,673
*OSTEONIC Co., Ltd. 9,241 44,986
Otoki Corp. 2,372 668,298
*Paik Kwang Industrial Co.,
Ltd. 13,401 61,466
Pan Ocean Co., Ltd. 245,222 575,319
Paradise Co., Ltd. 12,864 111,763
#Park Systems Corp. 4,041 577,083
Partron Co., Ltd. 78,857 381,665
*Pearl Abyss Corp. 3,568 88,980
#People & Technology, Inc.,
Class A 37,528 1,071,851
#PharmaResearch Co., Ltd.,
Class H 6,729 1,782,250
*PharmGen Science, Inc.,
Class A 8,413 23,733
Pharmicell Co., Ltd. 12,074 89,610
Philenergy Co., Ltd. 563 5,779
*Philoptics Co., Ltd. 8,272 177,486
PI Advanced Materials Co.,
Ltd. 10,784 124,037
#Poongsan Corp., Class A 59,595 2,486,095
#Posco DX Co., Ltd. 37,863 653,913
*POSCO Future M Co., Ltd. 1,581 138,914
#POSCO Holdings, Inc. 20,736 3,800,020
#POSCO Holdings, Inc.,
Sponsored ADR 3,353 152,662
Posco International Corp. 53,445 1,855,442
Posco M-Tech Co., Ltd. 3,900 33,197
POSCO Steeleon Co., Ltd. 3,545 94,267
*Power Logics Co., Ltd. 13,473 44,025
*Prestige Biologics Co., Ltd. 4,132 12,121
Protec Co., Ltd. 2,547 42,913
#PSK Holdings, Inc. 4,405 106,600
PSK, Inc. 16,592 207,765
Pulmuone Co., Ltd. 2,288 23,612
Pumtech Korea Co., Ltd. 6,362 244,365
*Rainbow Robotics 30 5,709
*RaonSecure Co., Ltd. 7,243 9,798
*Reyon Pharmaceutical Co.,
Ltd. 4,613 36,865
RFHIC Corp. 16,480 179,466
*RFTech Co., Ltd. 27,218 71,324
*Robostar Co., Ltd., Class A 1,565 27,028
*Robotis Co., Ltd., Class A 1,369 32,985
Rorze Systems Corp., Class A 3,222 33,047
#S&S Tech Corp. 11,555 280,441
#S-1 Corp. 9,592 428,485
*Sajo Industries Co., Ltd. 3,194 81,339
Sajodaerim Corp. 7,061 189,254
Sajodongaone Co., Ltd. 44,111 32,955
*Saltlux, Inc. 1,164 25,466

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
#Sam Chun Dang Pharm Co.,
Ltd. 2,114 $ 209,244
Sam-A Aluminum Co., Ltd. 2,217 39,224
Sambo Motors Co., Ltd. 16,995 48,839
*Sambu Engineering &
Construction Co., Ltd. 66,251 16,172
Samchully Co., Ltd. 1,777 114,633
SAMHWA Paints Industrial
Co., Ltd. 20,736 87,670
*Samil Pharmaceutical Co.,
Ltd. 16,023 147,549
Samji Electronics Co., Ltd. 16,474 121,454
Samjin Pharmaceutical Co.,
Ltd. 2,827 35,459
Sammok S-Form Co., Ltd. 9,647 142,856
#SAMPYO Cement Co., Ltd. 64,208 141,831
Ω*Samsung Biologics Co., Ltd. 4,471 3,308,823
Samsung E&A Co., Ltd. 123,994 1,678,259
#Samsung Electro-Mechanics
Co., Ltd. 40,447 3,349,006
Samsung Electronics Co., Ltd. 1,735,590 67,763,099
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 7,719 7,456,554
Samsung Fire & Marine
Insurance Co., Ltd. 25,066 6,603,740
*Samsung Heavy Industries
Co., Ltd. 151,292 1,550,703
Samsung Life Insurance Co.,
Ltd. 27,994 1,697,561
*Samsung Pharmaceutical
Co., Ltd. 51,795 54,619
Samsung SDI Co., Ltd. 26,474 3,277,822
Samsung SDS Co., Ltd. 17,673 1,596,351
Samsung Securities Co., Ltd. 67,184 2,467,116
SAMT Co., Ltd. 117,016 223,084
Samwha Capacitor Co., Ltd. 3,417 59,614
#Samwha Electric Co., Ltd. 4,651 91,286
#Samyang Corp. 4,817 162,148
#Samyang Foods Co., Ltd. 4,483 3,059,100
Samyang Packaging Corp. 8,285 78,974
Samyoung Co., Ltd. 31,205 88,687
Sangsin Energy Display
Precision Co., Ltd., Class A 14,359 77,275
Saramin Co., Ltd. 9,397 103,853
Satrec Initiative Co., Ltd. 1,473 46,682
#SD Biosensor, Inc. 40,852 270,143
SeAH Besteel Holdings Corp. 15,456 194,192
SeAH Steel Corp. 2,365 294,481
SeAH Steel Holdings Corp.,
Class A 1,918 305,612
Seegene, Inc. 38,217 707,075
Segyung Hitech Co., Ltd. 8,683 43,064
Sejin Heavy Industries Co.,
Ltd. 15,845 96,753
Sekonix Co., Ltd. 22,838 85,793
*SEMCNS Co., Ltd. 6,478 21,100
Sempio Foods Co. 3,985 73,729
#Seobu T&D 42,392 172,073
Seohan Co., Ltd. 72,376 43,074
Shares Value†
KOREA, REPUBLIC OF — (Continued)
#*Seojin System Co., Ltd. 57,120 $ 817,722
*Seoul Auction Co., Ltd. 8,812 54,924
*Seoul Food Industrial Co.,
Ltd. 65,250 7,620
#*Seoul Semiconductor Co.,
Ltd. 47,488 222,490
#Seoyon Co., Ltd. 26,596 139,014
#Seoyon E-Hwa Co., Ltd. 28,199 234,082
*Seronics Co., Ltd. 1,049 6,125
*<Sewon E&C Co., Ltd., Class
A 50,795 1,251
SFA Engineering Corp. 2,424 34,702
*SFA Semicon Co., Ltd., Class
A 38,406 80,919
SGC Energy Co., Ltd. 13,989 228,803
Shin Heung Energy &
Electronics Co., Ltd. 6,876 20,485
Shindaeyang Paper Co., Ltd. 9,307 55,914
Shinhan Financial Group Co.,
Ltd. 216,590 7,831,675
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 54,429 1,958,355
Shinsegae International, Inc. 18,578 128,863
Shinsegae, Inc., Class A 10,196 1,134,005
#Shinsung Delta Tech Co.,
Ltd. 12,366 515,866
*Shinsung E&G Co., Ltd.,
Class A 40,098 38,504
#Shinwon Corp. 120,586 145,484
SHOWBOX Corp. 21,673 49,399
#*Silicon2 Co., Ltd. 21,106 530,805
SIMMTECH Co., Ltd. 8,859 98,094
SJG Sejong 22,169 65,657
*SK Biopharmaceuticals Co.,
Ltd. 15,221 1,140,370
#*SK Bioscience Co., Ltd. 5,617 156,478
SK Discovery Co., Ltd. 9,484 277,548
#*SK Eternix Co., Ltd. 19,818 236,729
SK Gas, Ltd. 2,996 504,778
#SK Hynix, Inc., Class A 255,102 31,854,101
Ω#*SK IE Technology Co., Ltd. 23,176 366,023
SK Innovation Co., Ltd. 7,786 517,058
SK Networks Co., Ltd. 23,797 70,813
#*SK oceanplant Co., Ltd. 15,844 167,190
SK Securities Co., Ltd. 96,117 32,659
SK Telecom Co., Ltd. 17,585 671,731
SK Telecom Co., Ltd., ADR 35,169 759,299
SK, Inc., Class A 10,101 940,818
#*SKC Co., Ltd. 2,158 154,999
SL Corp. 29,325 677,683
#SM Entertainment Co., Ltd. 13,063 1,138,590
*SMEC Co., Ltd. 50,113 95,361
#SNT Motiv Co., Ltd. 17,266 335,239
*SOCAR, Inc. 6,685 68,096
#S-Oil Corp. 27,900 1,020,612
Solid, Inc. 55,006 275,901
*SOLUM Co., Ltd. 41,146 475,574
#Solus Advanced Materials
Co., Ltd. 24,103 144,805

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Songwon Industrial Co., Ltd. 14,143 $ 113,721
#SOOP Co., Ltd. 11,136 643,170
Soosan Cebotics Co Ltd 17,057 22,151
Soulbrain Co., Ltd., Class A 4,069 498,070
#SPC Samlip Co., Ltd. 2,910 129,788
SPG Co., Ltd. 4,271 75,114
ST Pharm Co., Ltd. 4,458 247,754
Straffic Co., Ltd. 42,413 117,855
*Studio Dragon Corp. 10,391 374,266
Suheung Co., Ltd., Class A 3,229 32,483
Sun Kwang Co., Ltd. 4,782 54,767
#Sung Kwang Bend Co., Ltd. 35,753 685,381
*Sungchang Enterprise
Holdings, Ltd., Class A 37,560 35,380
*Sungeel Hitech Co., Ltd.,
Class A 2,583 61,236
Sungshin Cement Co., Ltd. 18,425 118,988
#Sungwoo Hitech Co., Ltd.,
Class A 97,537 382,189
Sunjin Co., Ltd. 19,855 81,990
#*SY Co., Ltd. 60,204 157,763
SY Steel Tech, Inc. 6,125 23,354
*Synergy Innovation Co., Ltd. 45,735 92,178
#*Synopex, Inc. 88,983 396,871
Systems Technology, Inc. 7,257 101,440
#T&L Co., Ltd. 5,355 270,858
Tae Kyung Industrial Co., Ltd. 10,116 35,013
TAEKYUNG BK Co., Ltd. 13,033 42,267
*Taesung Co., Ltd. 4,851 69,958
*Taewoong Co., Ltd. 18,002 190,468
*Taihan Electric Wire Co., Ltd.,
Class A 11,535 94,374
*Tailim Packaging Co., Ltd. 4,232 6,416
TCC Steel 4,804 67,455
TechWing, Inc. 22,377 533,648
*Tego Science, Inc. 901 9,901
Telechips, Inc. 6,729 64,047
TES Co., Ltd. 3,347 47,444
*Theragen Etex Co., Ltd. 23,607 49,987
*TK Chemical Corp. 32,010 34,566
#TK Corp., Class A 26,193 387,874
#TKG Huchems Co., Ltd. 14,746 166,703
#Tokai Carbon Korea Co.,
Ltd., Class A 3,911 235,788
*Tongyang Life Insurance Co.,
Ltd., Class A 75,670 325,251
Tonymoly Co., Ltd. 985 6,250
*Top Engineering Co., Ltd. 13,591 40,013
Toptec Co., Ltd., Class A 39,423 114,539
#Tovis Co., Ltd. 11,901 131,861
TS Corp. 37,910 90,808
TSE Co., Ltd. 1,612 46,495
*TSI Co., Ltd., Class A 7,826 32,868
*Tuksu Construction Co., Ltd. 12,546 72,284
#TYM Corp. 82,500 260,007
UBCare Co., Ltd. 4,374 11,616
*Ubivelox, Inc. 13,314 70,059
*Uni-Chem Co., Ltd. 45,315 52,185
#Unid Co., Ltd., Class A 6,630 409,507
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Union Materials Corp. 6,042 $ 8,127
Union Semiconductor
Equipment & Materials Co.,
Ltd. 27,087 112,807
Uniquest Corp. 3,780 15,290
*Unison Co., Ltd., Class A 35,003 29,475
*UniTest, Inc. 3,307 22,985
Unitrontech Co., Ltd. 28,841 118,894
Value Added Technology Co.,
Ltd. 8,209 117,230
VICTEK Co., Ltd., Class A 4,740 13,588
*<Vidente Co., Ltd. 249,319 109,269
Vieworks Co., Ltd. 5,846 100,963
*Vina Tech Co., Ltd. 719 12,645
#VIOL Co., Ltd. 36,867 217,856
Vitzro Tech Co., Ltd. 15,373 84,246
#Vitzrocell Co., Ltd. 15,364 257,778
#*VT Co., Ltd. 40,714 1,096,972
#Webcash Corp. 9,832 85,490
*<Wellbiotec Co., Ltd. 33,453 4,801
WiSoL Co., Ltd. 6,820 32,817
#Won Tech Co., Ltd. 45,761 264,941
#WONIK IPS Co., Ltd. 12,525 200,012
Wonik Materials Co., Ltd. 5,847 83,088
#Wonik QnC Corp. 14,611 174,736
Woojin, Inc. 9,094 51,372
Woongjin Thinkbig Co., Ltd. 38,013 45,353
#*Wooree Bio Co., Ltd. 103,754 166,050
Woori Financial Group, Inc. 557,058 6,940,202
Woori Financial Group, Inc.,
Class A, ADR 11,270 417,779
*Woori Technology, Inc. 69,464 98,222
Woory Industrial Co., Ltd. 3,204 21,232
*Woosu AMS Co., Ltd., Class
A 20,948 45,462
#Worldex Industry & Trading
Co., Ltd. 15,609 191,722
Xexymix Corp., Class A 5,269 22,574
Y G-1 Co., Ltd. 27,178 111,656
#*YC Corp. 21,581 149,086
Y-Entec Co., Ltd. 10,924 49,721
*Yest Co., Ltd. 2,902 34,236
YG Entertainment, Inc. 8,330 393,206
*YG PLUS, Class A 9,234 35,403
*YMT Co., Ltd., Class A 6,036 38,343
Youlchon Chemical Co., Ltd. 4,751 93,249
#Youngone Holdings Co., Ltd.,
Class A 5,858 393,143
Yuanta Securities Korea Co.,
Ltd. 113,478 235,897
#Yuhan Corp. 6,045 483,940
*Yulho Co., Ltd. 8,670 10,698
*Yungjin Pharmaceutical Co.,
Ltd. 43,628 62,611
Zeus Co., Ltd., Class A 17,061 154,827
*Zinus, Inc. 25,073 308,143
TOTAL KOREA, REPUBLIC
OF 474,651,581

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
KUWAIT — (0.8%)
A'ayan Leasing & Investment
Co. KSCP 1,095,739 $ 579,340
*Acico Industries Co. KSC 389,387 87,942
Agility Public Warehousing Co.
KSC 577,836 495,988
*Al Ahli Bank of Kuwait KSCP 255,217 252,385
Al-Eid Food KSC 69,396 52,545
Ali Alghanim Sons Automotive
Co. KSCC 146,057 498,138
*Arabi Group Holding KSC 64,164 80,624
Boubyan Bank KSCP 111,531 247,159
Boursa Kuwait Securities Co.
KPSC 68,174 603,643
Burgan Bank SAK 171,384 125,853
Combined Group Contracting
Co. SAK 126,312 267,547
Commercial Real Estate Co.
KSC 1,243,653 677,840
Gulf Bank KSCP 1,575,286 1,727,468
Gulf Cables & Electrical
Industries Group Co. KSCP,
Class R 100,403 737,294
Heavy Engineering & Ship
Building Co. KSCP, Class A 106,387 322,564
Humansoft Holding Co. KSC,
Class A 96,224 745,234
*IFA Hotels & Resorts-KPSC 81,925 383,422
Integrated Holding Co. KCSC 153,583 285,713
Jazeera Airways Co. KSCP 114,277 415,112
*Kuwait Business Town Real
Estate Co KSCP 451,185 237,078
*Kuwait Cement Co. KSC 160,089 128,009
Kuwait Finance House KSCP 3,736,588 8,817,079
Kuwait Insurance Co. SAK 2,949 5,197
Kuwait International Bank
KSCP 1,444,684 1,065,596
Kuwait Real Estate Co. KSC 880,531 1,080,547
Kuwait Telecommunications
Co., Class A 239,533 423,717
Mabanee Co. KPSC, Class A 286,386 741,201
Mezzan Holding Co. KSCC,
Class A 158,430 493,801
Mobile Telecommunications
Co. KSCP 2,206,713 3,406,577
National Bank of Kuwait SAKP,
Class K 2,745,699 8,531,023
*Rasiyat Holding Co., Class A 64,491 73,668
*Salhia Real Estate Co. KSCP 312,607 459,116
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC, Class A 488,987 236,195
*United Real Estate Co. SAKP 30,690 20,834
*Warba Bank KSCP 3,588,015 2,599,671
TOTAL KUWAIT 36,905,120
MALAYSIA — (1.5%)
#Able Global BHD 238,400 83,979
#Aeon Co. M BHD 955,900 325,648
#*AFFIN Bank BHD 565,184 347,100
Ajinomoto Malaysia BHD 22,400 74,130
Shares Value†
MALAYSIA — (Continued)
Alliance Bank Malaysia BHD 892,300 $ 905,741
Allianz Malaysia BHD 50,500 215,342
#AME Elite Consortium BHD,
Class B 382,700 141,905
#AMMB Holdings BHD 1,151,200 1,376,638
Ancom Nylex BHD 547,089 122,984
Aumas Resources BHD 717,400 123,030
Aurelius Technologies BHD 46,200 33,726
Axiata Group BHD 2,129,800 1,036,519
#Bank Islam Malaysia BHD 938,100 532,641
Batu Kawan BHD 10,000 43,847
*Berjaya Corp. BHD 2,484,536 169,858
*Berjaya Food BHD 680,493 49,677
#*Berjaya Land BHD, Class F 1,412,700 94,944
Bermaz Auto BHD 162,700 39,591
#British American Tobacco
Malaysia BHD 96,600 144,396
#Bursa Malaysia BHD, Class A 413,500 707,214
Cape Ems BHD 873,000 49,568
#Carlsberg Brewery Malaysia
BHD 141,100 617,374
CCK Consolidated Holdings
BHD 113,800 34,549
CELCOMDIGI BHD 818,800 724,871
*Chin Hin Group BHD 116,500 55,348
#CIMB Group Holdings BHD 4,810,940 7,938,330
Coastal Contracts BHD 43,800 14,008
Crescendo Corp. BHD 196,900 52,932
#CTOS Digital BHD, Class A 887,700 203,667
#D&O Green Technologies
BHD 431,900 130,120
#Dayang Enterprise Holdings
BHD 1,147,800 457,524
Dialog Group BHD 282,700 95,653
DRB-Hicom BHD 1,223,500 236,761
Duopharma Biotech BHD 272,294 76,356
Dutch Lady Milk Industries
BHD 18,000 116,802
DXN Holdings BHD 186,600 22,271
#Eastern & Oriental BHD,
Class A 1,449,900 265,451
Eco World Development
Group BHD 917,300 399,658
*Ecofirst Consolidated BHD 2,200 204
EG Industries BHD 146,000 34,850
*Ekovest BHD 2,245,200 161,301
Farm Fresh BHD, Class A 756,600 320,875
#FGV Holdings BHD, Class A 189,800 47,945
#Formosa Prosonic Industries
BHD 207,300 108,094
Fraser & Neave Holdings
BHD, Class R 52,300 327,254
Frontken Corp. BHD 1,166,300 946,014
*Gadang Holdings BHD 343,100 20,673
#Gamuda BHD, Class A 2,827,177 2,778,037
Gas Malaysia BHD 241,000 236,253
#Genting BHD 1,606,600 1,191,453
#Genting Malaysia BHD 2,537,100 1,005,432
Genting Plantations BHD 186,200 208,423

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
MALAYSIA — (Continued)
#*Globetronics Technology
BHD 396,200 $ 43,614
#*Greatech Technology BHD 741,400 249,138
#Guan Chong BHD, Class A 233,100 182,590
HAP Seng Consolidated BHD 147,800 94,537
Hap Seng Plantations Holdings
BHD 291,000 130,158
#Hartalega Holdings BHD 4,209,100 2,175,271
#Heineken Malaysia BHD 72,500 442,897
*HeiTech Padu BHD 15,400 7,709
*Hengyuan Refining Co. BHD 144,900 53,393
#Hextar Global BHD 197,400 41,630
#Hiap Teck Venture BHD 1,459,300 94,694
Hibiscus Petroleum BHD 1,263,500 453,865
Hong Leong Bank BHD 32,400 150,024
Hong Leong Financial Group
BHD 35,200 140,147
#HSS Engineers BHD 125,200 24,808
Hume Cement Industries BHD 44,100 27,595
Hup Seng Industries BHD 289,100 69,679
IGB BHD 1,200 754
#IHH Healthcare BHD 278,800 447,114
#IJM Corp. BHD, Class A 801,300 421,541
Inari Amertron BHD 1,045,400 465,161
IOI Corp. BHD 511,500 433,856
IOI Properties Group BHD 601,700 255,182
Iris Corp. BHD 108,700 7,557
*Iskandar Waterfront City BHD 353,700 29,919
*JAKS Resources BHD 1,142,200 25,147
Jaya Tiasa Holdings BHD 1,413,300 360,285
*JCY International BHD 892,500 74,461
Karex BHD, Class F 64,000 11,643
#Kelington Group BHD 465,900 363,866
#Kenanga Investment Bank
BHD 716,000 150,169
Kerjaya Prospek Group BHD 320,200 148,412
Kim Loong Resources BHD,
Class A 203,600 104,749
KPJ Healthcare BHD 1,280,700 854,789
Kretam Holdings BHD 1,500 174
#*KSL Holdings BHD 525,300 189,911
#Kuala Lumpur Kepong BHD 161,300 733,420
#Lagenda Properties BHD,
Class A 683,800 186,995
#LBS Bina Group BHD 1,132,400 131,217
#Leong Hup International
BHD, Class A 1,544,300 223,682
Lii Hen Industries BHD, Class
A 319,700 35,934
Ω*Lotte Chemical Titan
Holding BHD 333,600 34,017
#LPI Capital BHD 130,800 434,080
#Magnum BHD 727,600 209,090
Mah Sing Group BHD 1,537,700 416,943
#Malakoff Corp. BHD 1,255,800 231,370
Malayan Banking BHD 1,670,784 3,868,165
#Malayan Cement BHD 101,500 117,613
#Malayan Flour Mills BHD 994,800 116,425
#Malaysia Smelting Corp. BHD 276,600 159,614
Shares Value†
MALAYSIA — (Continued)
Malaysian Resources Corp.
BHD, Class F 3,132,800 $ 333,972
Matrix Concepts Holdings BHD 1,668,350 549,028
#Maxis BHD, Class A 852,800 733,230
#MBSB BHD, Class F 2,474,800 410,077
#Mega First Corp. BHD 552,300 506,862
Mi Technovation BHD 124,600 53,709
#MISC BHD 390,000 678,772
#MKH BHD, Class A 282,400 66,755
MKH Oil Palm East Kalimantan
BHD 31,985 4,596
#MNRB Holdings BHD 609,700 286,834
Ω#MR DIY Group M BHD 1,594,800 620,919
*Muhibbah Engineering M
BHD 527,700 74,600
My EG Services BHD 6,014,453 1,247,494
Nationgate Holdings BHD 455,000 143,407
#Nestle Malaysia BHD 28,900 582,688
#NEXG Bhd 1,275,500 101,981
#Notion VTEC BHD 437,600 67,947
#OCK Group BHD 925,900 91,195
PA Resources BHD 350,000 15,817
Padini Holdings BHD 364,200 176,403
Panasonic Manufacturing
Malaysia BHD, Class A 10,800 33,789
Pantech Group Holdings BHD 413,600 69,972
#Paramount Corp. BHD 338,800 82,443
PBA Holdings BHD 46,400 22,044
Pecca Group BHD 261,800 89,188
Pentamaster Corp. BHD 12,700 7,446
#Perak Transit BHD 748,200 123,977
*Perdana Petroleum BHD 93,400 4,004
#Petron Malaysia Refining &
Marketing BHD 113,300 86,386
#Petronas Dagangan BHD 119,100 544,852
Petronas Gas BHD 128,400 520,741
PIE Industrial BHD, Class A 94,300 89,820
Power Root BHD 112,200 36,403
#PPB Group BHD 162,900 469,635
Press Metal Aluminium
Holdings BHD 854,800 970,688
Public Bank BHD 5,203,100 5,390,002
QES Group BHD 339,100 31,042
QL Resources BHD 812,400 903,713
#*Ranhill Utilities BHD 424,311 122,917
REDtone Digital BHD 260,200 34,975
RGB International BHD 784,500 61,815
RHB Bank BHD, Class A 1,291,192 1,989,902
Sam Engineering & Equipment
M BHD 32,875 25,294
*Sapura Energy BHD 23,700 220
#Sarawak Oil Palms BHD 363,550 254,443
#Scientex BHD 661,700 536,721
SD Guthrie BHD 700,200 770,788
Sime Darby BHD 2,243,100 1,081,263
Sime Darby Property BHD 2,397,800 689,055
#SKP Resources BHD, Class
A 995,200 205,267
*Solarvest Holdings BHD 313,100 121,177

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
MALAYSIA — (Continued)
Southern Cable Group BHD 50,900 $ 13,212
#SP Setia BHD Group 2,502,100 637,847
#Sports Toto BHD, Class A 613,031 196,056
Sunway BHD, Class A 709,800 748,457
#Sunway Construction Group
BHD, Class A 217,100 223,892
*Syarikat Takaful Malaysia
Keluarga BHD 282,500 233,071
#Ta Ann Holdings BHD 336,100 310,006
Taliworks Corp. BHD, Class A 253,500 37,893
Telekom Malaysia BHD 405,330 638,759
Tenaga Nasional BHD 512,600 1,646,497
Thong Guan Industries BHD,
Class F 250,000 66,628
#TIME dotCom BHD 315,900 377,030
#*Top Glove Corp. BHD 5,576,900 1,137,351
#*Tropicana Corp. BHD, Class
A 293,500 80,262
#TSH Resources BHD, Class
A 1,185,900 299,567
Uchi Technologies BHD 272,300 194,365
UEM Sunrise BHD 1,434,000 239,277
#Unisem M BHD, Class A 180,300 82,733
#United Plantations BHD 106,950 568,087
#UOA Development BHD 306,100 119,177
*Uzma BHD, Class A 659,333 62,648
#Velesto Energy BHD 7,010,300 251,818
ViTrox Corp. BHD 120,100 87,118
#VS Industry BHD 1,885,500 343,017
#Wasco BHD 354,900 75,668
#*WCT Holdings BHD 1,806,400 276,298
#Wellcall Holdings BHD 329,600 113,813
Westports Holdings BHD,
Class F 463,600 456,616
#*Yinson Holdings BHD, Class
A 1,404,602 608,715
#YTL Corp. BHD, Class A 2,529,500 1,125,525
#YTL Power International
BHD, Class A 716,800 568,124
TOTAL MALAYSIA 75,007,760
MEXICO — (1.6%)
#Alpek SAB de CV 423,057 216,121
Alsea SAB de CV 182,363 413,263
America Movil SAB de CV,
Class B 1,284,680 1,110,436
America Movil SAB de CV,
Class B, ADR 273,578 4,716,485
Arca Continental SAB de CV 185,566 1,956,335
*Axtel SAB de CV 255,463 26,101
ΩBanco del Bajio SA 1,062,563 2,549,066
#Becle SAB de CV, Class A 145,049 168,427
Bolsa Mexicana de Valores
SAB de CV 417,793 878,272
Cemex SAB de CV 64,847 40,084
Cemex SAB de CV,
Sponsored ADR 763,571 4,711,233
*Cia Minera Autlan SAB de
CV, Class B 11,147 3,257
Coca-Cola Femsa SAB de CV 18,404 173,660
Shares Value†
MEXICO — (Continued)
Coca-Cola Femsa SAB de CV,
Sponsored ADR 13,175 $ 1,240,163
*Consorcio ARA SAB de CV 142,400 24,006
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 243,455 90,790
#Corp Inmobiliaria Vesta SAB
de CV 510,206 1,393,390
#Corp Inmobiliaria Vesta SAB
de CV, ADR 1,570 43,050
Corporativo Fragua SAB de
CV, Class H 242 6,191
El Puerto de Liverpool SAB de
CV, Class C1 71,520 328,901
Fomento Economico Mexicano
SAB de CV 117,137 1,234,920
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 11,338 1,194,005
GCC SAB de CV, Class A 182,007 1,529,045
Genomma Lab Internacional
SAB de CV, Class B 1,139,896 1,342,253
Gentera SAB de CV 1,939,382 3,392,309
Gruma SAB de CV, Class B 158,846 3,041,079
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 78,046 863,350
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B, Sponsored ADR 15,718 1,398,431
#Grupo Aeroportuario del
Pacifico SAB de CV, Class B,
Sponsored ADR 20,339 4,179,868
Grupo Aeroportuario del
Sureste SAB de CV, Class B 4,190 132,969
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 8,034 2,543,082
#Grupo Bimbo SAB de CV,
Class A 269,346 820,491
Grupo Carso SAB de CV,
Class A1 103,901 723,671
#Grupo Comercial Chedraui
SA de CV, Class B 153,324 993,414
Grupo Financiero Banorte SAB
de CV, Class O 875,427 7,536,498
*Grupo Financiero Inbursa
SAB de CV, Class O 474,033 1,220,741
Grupo Herdez SAB de CV,
Class B 127,732 364,566
Grupo Industrial Saltillo SAB
de CV 25,377 22,882
Grupo Mexico SAB de CV,
Class B 1,143,361 5,951,902
#Grupo Rotoplas SAB de CV 88,542 54,776
#Grupo Televisa SAB 36,409 13,280
*Industrias Penoles SAB de
CV 142,396 2,844,938
Kimberly-Clark de Mexico SAB
de CV, Class A 824,579 1,456,230
KUO SAB De CV, Series B 100 212
La Comer SAB de CV 218,247 412,858

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
MEXICO — (Continued)
Megacable Holdings SAB de
CV 700,444 $ 1,717,206
*Minera Frisco SAB de CV 4,300 745
*Ollamani SAB, Class A 10,583 25,880
Operadora De Sites
Mexicanos SAB de CV, Class
A 95,591 78,768
#Orbia Advance Corp. SAB de
CV, Class A 852,208 570,751
Organizacion Cultiba SAB de
CV, Class B 100 57
*Organizacion Soriana SAB de
CV, Class B 300 398
*Promotora de Hoteles Norte
19 SAB De CV, Class L 16,200 3,906
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 15 134
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 191,149 2,141,650
#Qualitas Controladora SAB
de CV, Class F 292,343 3,227,347
Regional SAB de CV 361,731 2,537,568
*Vista Energy SAB de CV,
Sponsored ADR 27,089 1,223,610
Wal-Mart de Mexico SAB de
CV, Class A 943,240 2,994,757
TOTAL MEXICO 77,879,778
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 1,755 9,648
Credicorp, Ltd. 12,774 2,582,775
Intercorp Financial Services,
Inc. 2,415 81,796
TOTAL PERU 2,674,219
PHILIPPINES — (0.5%)
*8990 Holdings, Inc. 2,100 332
Aboitiz Equity Ventures, Inc. 539,570 313,956
Aboitiz Power Corp. 384,700 256,903
ACEN Corp. 1,723,725 82,398
Alliance Global Group, Inc.,
Class R 1,674,400 183,463
Apex Mining Co., Inc. 3,219,000 387,283
Asia United Bank Corp. 4,700 5,726
Ayala Corp. 41,960 450,363
Ayala Land, Inc. 1,631,800 731,834
Bank of the Philippine Islands,
Class A 473,204 1,186,081
BDO Unibank, Inc., Class A 1,587,022 4,557,485
Bloomberry Resorts Corp. 2,879,000 175,766
*Cebu Air, Inc., Class A 110,500 68,450
Century Pacific Food, Inc. 842,400 575,375
*China Banking Corp., Class A 464,930 757,472
Converge Information and
Communications Technology
Solutions, Inc. 2,211,500 754,654
D&L Industries, Inc. 1,449,300 147,901
Shares Value†
PHILIPPINES — (Continued)
DigiPlus Interactive Corp.,
Class A 536,100 $ 383,923
*DITO CME Holdings Corp. 3,673,000 89,433
DMCI Holdings, Inc. 2,774,900 526,613
DoubleDragon Corp. 263,000 45,862
East West Banking Corp.,
Class A 203,500 40,150
First Philippine Holdings Corp. 60 63
Ginebra San Miguel, Inc.,
Class A 28,810 147,519
*Global Ferronickel Holdings,
Inc. 1,084,000 21,542
Globe Telecom, Inc. 13,505 469,308
GT Capital Holdings, Inc. 65,670 575,634
International Container
Terminal Services, Inc. 392,320 2,389,531
JG Summit Holdings, Inc. 1,054,970 320,335
Jollibee Foods Corp. 172,930 708,377
Keepers Holdings, Inc. (The),
Class A 1,058,000 52,090
LT Group, Inc. 1,557,800 331,334
MacroAsia Corp. 320,700 21,933
Manila Electric Co. 56,810 579,746
Manila Water Co., Inc. 837,200 511,118
Megaworld Corp. 9,108,000 290,256
Metropolitan Bank & Trust Co. 688,710 948,202
ΩMonde Nissin Corp. 478,100 66,594
Nickel Asia Corp. 4,116,000 187,912
Petron Corp. 853,000 35,888
Philex Mining Corp. 1,117,100 133,600
Philippine National Bank 195,300 167,835
Philippine Seven Corp. 82,160 77,960
PLDT, Inc. 21,375 497,493
PLDT, Inc., Sponsored ADR 11,049 259,320
Puregold Price Club, Inc. 951,800 544,446
Rizal Commercial Banking
Corp., Class A 3,700 1,736
Robinsons Land Corp. 2,003,100 418,874
Robinsons Retail Holdings,
Inc., Class F 180,440 126,797
San Miguel Corp., Class A 245,410 344,905
Security Bank Corp. 316,120 376,084
Semirara Mining & Power
Corp., Class A 528,800 321,891
Shakey's Pizza Asia Ventures,
Inc. 4,200 586
SM Investments Corp. 33,030 514,477
SM Prime Holdings, Inc. 485,500 211,654
STI Education Systems
Holdings, Inc. 604,000 14,382
*Synergy Grid & Development
Phils, Inc. 910,200 187,401
Union Bank of the Philippines 174,610 100,974
Universal Robina Corp., Class
A 330,800 490,085
Vista Land & Lifescapes, Inc.,
Class A 522,000 15,607
Wilcon Depot, Inc., Class A 1,457,600 177,976
TOTAL PHILIPPINES 24,362,888

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
POLAND — (1.2%)
AB SA 10,058 $ 272,654
*Action SA 10,394 58,010
*Agora SA, Class H 14,977 39,406
Alior Bank SA 114,027 3,098,642
Ω*Allegro.eu SA 42,765 374,664
AmRest Holdings SE 32,397 151,364
Apator SA, Class A 56 276
#Arctic Paper SA 29,743 120,942
ASBISc Enterprises PLC 21,571 149,054
Asseco Poland SA 50,801 2,100,788
Asseco South Eastern Europe
SA, Class F 3,417 54,669
Auto Partner SA, Class A 49,027 259,552
Bank Handlowy w Warszawie
SA 26,121 816,390
*Bank Millennium SA, Class A 390,934 1,515,860
*Bank Ochrony Srodowiska SA 5,707 16,927
*Bank Polska Kasa Opieki SA 83,642 4,186,879
Benefit Systems SA, Class A 1,607 1,392,303
BNPP Bank Polska SA 852 23,889
Boryszew SA 25,542 41,272
#Budimex SA, Class F 5,484 922,866
*CCC SA, Class A 41,808 2,416,679
CD Projekt SA 12,238 757,496
Celon Pharma SA 7,845 53,687
#*Cognor Holding SA, Class A 124,142 244,147
Cyber Folks SA 7,648 315,050
*Cyfrowy Polsat SA 104,587 513,943
*Datawalk SA 376 8,384
Develia SA 323,679 641,732
Ω*Dino Polska SA 15,150 2,129,141
Dom Development SA, Class
R 6,271 365,824
*Echo Investment SA 256 316
Elektrotim SA 4,086 56,142
*Enea SA 414,298 1,570,120
Erbud SA 16 158
*Fabryki Mebli Forte SA 12 83
Ferro SA, Class A 52 481
Globe Trade Centre SA 60 64
#*Grupa Azoty SA 41,910 230,562
Grupa Kety SA 9,623 2,209,656
Grupa Pracuj SA 3,054 49,186
Ω*HUUUGE, Inc. 8,717 42,627
*ING Bank Slaski SA, Class A 9,411 819,120
Inter Cars SA 2,677 405,531
KGHM Polska Miedz SA,
Class A 60,106 1,909,712
LPP SA 429 1,755,814
#*Lubawa SA 16,786 44,456
*mBank SA 7,267 1,589,481
Mirbud SA 69,388 261,125
Mo-BRUK SA 2,650 205,650
*Mostostal Zabrze SA 43,657 66,831
Neuca SA 1,144 216,474
NEWAG SA, Class A 20 351
Orange Polska SA 279,028 719,168
ORLEN SA 330,279 5,989,034
Shares Value†
POLAND — (Continued)
PCC Rokita SA 2,196 $ 45,698
Pepco Group NV 80,768 380,368
*PGE Polska Grupa
Energetyczna SA, Class A 399,022 872,977
*PKP Cargo SA 39,475 166,599
PlayWay SA 1,437 115,909
Powszechna Kasa
Oszczednosci Bank Polski SA 249,281 4,795,216
Powszechny Zaklad
Ubezpieczen SA 246,081 3,848,142
Santander Bank Polska SA 9,486 1,455,157
*Selvita SA 3,154 27,746
Synektik SA 6,024 362,462
*Tauron Polska Energia SA 1,339,126 2,103,339
*TEN Square Games SA 743 18,818
Torpol SA 16,220 170,274
Unimot SA, Class F 3,871 162,136
Votum SA 2,648 28,854
Voxel SA 316 12,110
VRG SA 42,352 41,646
Warsaw Stock Exchange 8,754 111,487
Wirtualna Polska Holding SA 4,063 96,859
Ω#XTB SA, Class A 81,771 1,782,024
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 4,237 59,005
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 18,474 92,107
TOTAL POLAND 57,933,565
QATAR — (0.8%)
Aamal Co., Class F 1,827,769 416,657
Ahli Bank QSC 12,294 12,385
Al Khaleej Takaful Group QSC 238,283 156,412
Al Meera Consumer Goods
Co. QSC 83,001 331,913
Al Rayan Bank 2,685,809 1,646,450
*Baladna 1,514,166 504,445
Barwa Real Estate Co. 1,668,265 1,282,928
Commercial Bank PSQC (The) 1,059,659 1,251,451
*Dlala Brokerage &
Investments Holding Co. QSC 200,967 56,300
Doha Bank QPSC 2,392,805 1,549,639
Doha Insurance Co. QSC 109,763 74,462
*Estithmar Holding QPSC,
Class A 1,481,662 1,118,673
Gulf International Services
QSC 1,989,815 1,684,867
Gulf Warehousing Co., Class A 475,017 384,867
Industries Qatar QSC 114,819 396,080
Lesha Bank LLC 1,485,891 565,218
Mannai Corp. QSC 169,090 166,118
*Mazaya Real Estate
Development QPSC 982,641 161,659
Medicare Group 247,509 310,661
Mesaieed Petrochemical
Holding Co., Class A 1,267,282 490,763
Ooredoo QPSC, Class A 481,279 1,713,094
Qatar Aluminum Manufacturing
Co. 5,253,767 1,851,300

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
QATAR — (Continued)
Qatar Electricity & Water Co.
QSC 157,208 $ 660,179
Qatar Fuel QSC 156,889 646,343
Qatar Gas Transport Co., Ltd. 1,789,492 2,250,503
Qatar Industrial Manufacturing
Co. QSC 192,998 133,418
Qatar Insurance Co. SAQ 806,048 431,472
Qatar International Islamic
Bank QSC 283,238 824,587
Qatar Islamic Bank QPSC 225,980 1,310,200
Qatar Islamic Insurance Group 72,566 166,577
Qatar National Bank QPSC,
Class A 2,669,965 12,246,200
Qatar National Cement Co.
QSC 280,265 264,100
QLM Life & Medical Insurance
Co. WLL 112,992 59,987
Salam International
Investment, Ltd. QSC 1,360,039 246,533
United Development Co. QSC 1,579,596 447,285
Vodafone Qatar QSC 2,541,184 1,647,128
*Widam Food Co. 112,220 65,002
Zad Holding Co. 52,562 205,715
TOTAL QATAR 37,731,571
SAUDI ARABIA — (3.9%)
Abdullah Al Othaim Markets
Co. 428,045 1,029,344
Abdullah Saad Mohammed
Abo Moati Stationaries Co. 5,997 64,352
*ACWA Power Co. 22,388 1,921,922
*Advanced Petrochemical Co. 40,182 322,986
Al Babtain Power &
Telecommunication Co. 99,615 1,261,487
Al Hammadi Holding 84,885 908,617
*Al Hassan Ghazi Ibrahim
Shaker Co. 30,309 248,070
Al Jouf Agricultural
Development Co. 18,237 230,460
*Al Jouf Cement Co. 37,452 98,450
*Al Khaleej Training and
Education Co. 33,860 252,309
Al Masane Al Kobra Mining
Co. 38,564 622,017
Al Moammar Information
Systems Co. 14,207 497,694
Al Rajhi Bank 725,067 18,827,888
*Al Rajhi Co. for Co-operative
Insurance 14,104 492,581
*Al Sagr Cooperative
Insurance Co. 9,943 38,649
Al Yamamah Steel Industries
Co. 37,216 345,778
Alamar Foods 14,798 266,300
Alandalus Property Co. 28,735 167,006
Alaseel Co. 227,001 243,287
Al-Dawaa Medical Services
Co. 25,786 580,905
Aldrees Petroleum and
Transport Services Co. 72,232 2,653,648
Shares Value†
SAUDI ARABIA — (Continued)
Al-Etihad Cooperative
Insurance Co. 37,259 $ 150,590
Alinma Bank 694,779 5,371,668
AlJazira Takaful Ta'awuni Co. 51,915 193,769
*AlKhorayef Water & Power
Technologies Co. 14,569 629,230
*Allianz Saudi Fransi
Cooperative Insurance Co. 50,767 231,713
Almarai Co. JSC, Class H 309,014 4,349,873
Almawarid Manpower Co. 4,119 167,356
Almunajem Foods Co. 19,940 438,575
*Alujain Corp. 42,164 422,663
*Amana Cooperative
Insurance Co. 7,798 19,147
*Anaam International Holding
Group Co. 11,883 55,884
Arab National Bank 328,475 1,882,805
*Arabia Insurance Cooperative
Co. 14,195 47,305
Arabian Cement Co. 38,086 257,907
ΩArabian Centres Co. 121,714 642,496
*Arabian Contracting Services
Co. 16,797 590,217
Arabian Drilling Co. 38,630 889,822
Arabian Internet &
Communications Services Co. 15,834 1,209,005
*Arabian Pipes Co. 106,738 262,086
*Arabian Shield Cooperative
Insurance Co. 65,064 305,988
Arriyadh Development Co. 101,193 925,356
*ARTEX Industrial Investment
Co. 34,376 122,074
Astra Industrial Group Co. 35,393 1,407,832
Ataa Educational Co. 17,314 306,500
*BAAN Holding Group Co. 223,473 129,285
Baazeem Trading Co., Class A 9,667 15,747
Bank AlBilad 244,460 1,883,520
*Bank Al-Jazira 832,868 2,997,605
Banque Saudi Fransi 344,667 1,688,922
*Basic Chemical Industries,
Ltd. 14,869 111,986
Bawan Co., Class H 43,413 637,729
BinDawood Holding Co. 280,257 470,719
Bupa Arabia for Cooperative
Insurance Co. 44,472 1,991,868
*Buruj Cooperative Insurance
Co., Class A 14,511 77,915
Catrion Catering Holding Co. 46,953 1,474,597
*Chubb Arabia Cooperative
Insurance Co. 16,140 180,725
City Cement Co., Class A 62,046 335,795
Co. for Cooperative Insurance
(The) 46,153 1,707,866
Dallah Healthcare Co. 17,666 574,596
*Dar Al Arkan Real Estate
Development Co., Class A 810,014 4,729,347
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 40,731 3,110,016

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
SAUDI ARABIA — (Continued)
East Pipes Integrated Co. for
Industry 21,863 $ 785,713
Eastern Province Cement Co.,
Class F 36,915 329,695
Electrical Industries Co. 796,609 1,507,885
*Emaar Economic City 173,393 704,500
Etihad Etisalat Co. 531,416 8,897,311
*Filling & Packing Materials
Manufacturing Co, Class A 3,720 38,381
First Milling Co. 21,783 340,895
*Fitaihi Holding Group 140,087 150,137
Gulf Insurance Group 18,392 126,997
*Gulf Union Cooperative
Insurance Co. 44,472 168,597
*Herfy Food Services Co. 32,190 208,885
Jamjoom Pharmaceuticals
Factory Co. 7,566 348,961
Jarir Marketing Co. 278,440 936,819
*Jazan Development and
Investment Co. 17,111 53,191
L'Azurde Co. for Jewelry,
Class A 62,956 221,552
Leejam Sports Co. JSC 26,401 985,401
*Liva Insurance Co., Class H 18,267 73,050
*Lumi Rental Co. 29,374 482,401
*Malath Cooperative Insurance
Co. 32,950 121,930
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 125,710 749,387
*Methanol Chemicals Co. 29,884 99,111
*Middle East Healthcare Co. 56,337 1,043,862
*Middle East Paper Co. 183,094 1,361,893
*Middle East Specialized
Cables Co., Class A 25,325 239,011
Mobile Telecommunications
Co. Saudi Arabia 930,841 3,161,618
Mouwasat Medical Services
Co. 54,709 1,057,453
Nahdi Medical Co. 22,083 668,807
*Najran Cement Co. 85,650 193,180
*Nama Chemicals Co. 3,164 23,197
*Naseej International Trading
Co. 7,078 162,283
*National Agriculture
Development Co. (The) 174,401 1,034,996
National Co. for Glass
Industries (The) 20,103 243,322
National Co. for Learning &
Education 7,580 316,869
National Gas &
Industrialization Co. 21,826 514,970
*National Gypsum 14,054 77,110
*National Industrialization Co. 437,285 1,077,212
National Medical Care Co. 16,026 636,614
*National Metal Manufacturing
& Casting Co., Class A 22,420 92,767
Northern Region Cement Co.,
Class A 100,306 231,050
Shares Value†
SAUDI ARABIA — (Continued)
*Perfect Presentation For
Commercial Services Co.,
Class A 75,861 $ 252,809
Power & Water Utility Co. for
Jubail & Yanbu, Class A 57,125 667,060
Qassim Cement Co. (The) 41,935 589,185
*Rabigh Refining &
Petrochemical Co. 250,268 475,061
Retal Urban Development Co. 202,294 908,217
Riyad Bank 583,953 4,787,266
Riyadh Cables Group Co.,
Class A 19,637 665,927
Riyadh Cement Co., Class A 26,920 243,657
SABIC Agri-Nutrients Co.,
Class A 122,027 3,210,980
Sahara International
Petrochemical Co., Class A 180,822 915,945
SAL Saudi Logistics Services 1,030 50,142
*Saudi Arabian Amiantit Co. 36,393 224,903
*Saudi Arabian Cooperative
Insurance Co. 8,753 36,124
*Saudi Arabian Mining Co. 302,190 4,116,854
ΩSaudi Arabian Oil Co. 1,852,667 12,521,024
Saudi Aramco Base Oil Co. 31,358 830,161
Saudi Automotive Services Co. 54,459 959,700
Saudi Awwal Bank 468,028 4,367,213
Saudi Basic Industries Corp. 86,478 1,406,371
Saudi Cement Co. 83,320 1,022,924
*Saudi Ceramic Co. 69,705 521,268
*Saudi Chemical Co. Holding 606,995 1,367,434
Saudi Electricity Co. 268,841 1,073,672
Saudi Ground Services Co. 1,528 20,287
Saudi Industrial Investment
Group 317,241 1,278,809
Saudi Investment Bank (The) 183,891 737,349
*Saudi Kayan Petrochemical
Co. 366,840 564,309
*Saudi Marketing Co. 34,722 189,768
Saudi National Bank (The) 956,011 9,099,041
Saudi Paper Manufacturing
Co. 22,311 406,260
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 50,711 344,752
*Saudi Printing & Packaging
Co. 17,654 57,891
*Saudi Public Transport Co. 155,389 679,405
*Saudi Real Estate Co. 93,020 572,866
*Saudi Reinsurance Co. 112,239 1,473,719
*Saudi Research & Media
Group 24,424 1,127,793
Saudi Steel Pipe Co. 23,598 347,279
*Saudi Tadawul Group Holding
Co. 11,870 579,750
Saudi Telecom Co. 1,182,685 15,008,613
Saudia Dairy & Foodstuff Co.,
Class A 14,894 1,212,676
*Savola Group (The) 120,348 1,004,264

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
SAUDI ARABIA — (Continued)
Scientific & Medical Equipment
House Co. 18,481 $ 197,576
*Seera Group Holding 320,021 2,081,770
*Sinad Holding Co. 73,204 229,122
Southern Province Cement Co. 41,662 344,879
Sumou Real Estate Co. 8,092 96,325
*Sustained Infrastructure
Holding Co. 68,223 539,287
*Tabuk Agriculture 10,490 33,840
Tabuk Cement Co. 44,258 145,839
*Takween Advanced Industries
Co. 36,484 86,179
Tanmiah Food Co., Class F 10,273 290,314
Theeb Rent A Car Co. 22,330 397,676
*Umm Al-Qura Cement Co. 27,657 132,722
United Electronics Co. 59,559 1,492,588
United International
Transportation Co. 54,351 1,069,371
United Wire Factories Co. 12,979 86,437
*Wafrah For Industry And
Development 5,035 42,821
*Walaa Cooperative Insurance
Co. 106,426 539,096
*Wataniya Insurance Co. 23,818 134,492
Yamama Cement Co. 80,361 775,565
Yanbu Cement Co. 68,401 397,542
Yanbu National Petrochemical
Co., Class A 65,056 554,144
Zahrat Al Waha For Trading
Co. 16,548 132,352
TOTAL SAUDI ARABIA 189,257,527
SOUTH AFRICA — (3.0%)
Absa Group, Ltd., Class F 432,937 3,973,073
Adcock Ingram Holdings, Ltd.,
Class A 63,678 168,416
Advtech, Ltd., Class A 479,771 795,482
AECI, Ltd. 169,149 928,643
African Rainbow Minerals, Ltd. 103,847 865,938
Afrimat, Ltd. 127,243 361,290
Alexander Forbes Group
Holdings, Ltd. 9,907 4,121
Altron, Ltd., Class A 22,489 24,597
#Anglo American Platinum,
Ltd. 25,756 884,809
Anglogold Ashanti PLC 1,362 56,811
#Anglogold Ashanti PLC,
Class H 75,939 3,201,588
Aspen Pharmacare Holdings,
Ltd. 218,287 1,428,361
Astral Foods, Ltd. 57,734 535,132
AVI, Ltd. 362,104 1,759,312
Barloworld, Ltd. 342,332 1,996,266
Bell Equipment, Ltd. 14,090 28,776
Bid Corp., Ltd. 114,717 2,882,376
Bidvest Group, Ltd., Class A 233,785 2,952,115
*Blue Label Telecoms, Ltd. 189,141 84,983
Capitec Bank Holdings, Ltd.,
Class F 17,819 3,296,413
Cashbuild, Ltd., Class A 8,661 71,220
Shares Value†
SOUTH AFRICA — (Continued)
City Lodge Hotels, Ltd. 323,490 $ 70,761
Clicks Group, Ltd., Class H 160,388 3,410,203
Coronation Fund Managers,
Ltd. 246,816 504,078
Curro Holdings, Ltd. 201,363 96,427
*DataTec, Ltd. 363,944 1,128,043
ΩDis-Chem Pharmacies, Ltd. 496,696 842,231
Discovery, Ltd. 188,171 2,083,243
DRDGOLD, Ltd. 242,259 358,189
DRDGOLD, Ltd., ADR 12,598 187,710
Exxaro Resources, Ltd. 190,218 1,554,152
Famous Brands, Ltd., Class A 61,766 187,294
FirstRand, Ltd. 1,951,618 7,618,194
Foschini Group, Ltd., Class A 527,742 3,666,575
Gold Fields, Ltd., Class A 3,094 69,676
#Gold Fields, Ltd., Sponsored
ADR 470,474 10,604,484
Grindrod, Ltd., Class B 735,383 458,077
Harmony Gold Mining Co., Ltd. 144,498 2,287,349
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 356,187 5,666,935
Hudaco Industries, Ltd. 31,470 314,594
*Impala Platinum Holdings,
Ltd. 271,882 1,620,077
Investec, Ltd. 101,198 629,121
Invicta Holdings, Ltd. 144 249
*IOCO, Ltd. 374,672 59,806
Italtile, Ltd. 384,928 200,881
JSE, Ltd. 47,985 328,277
*KAP, Ltd., Class A 2,875,266 428,054
Kumba Iron Ore, Ltd. 12,676 220,393
Lewis Group, Ltd., Class A 30,955 113,247
Life Healthcare Group
Holdings, Ltd. 1,416,003 1,113,396
Merafe Resources, Ltd. 1,912,429 115,118
*Metair Investments, Ltd.,
Class H 80,092 31,854
Momentum Group, Ltd., Class
A 2,278,600 4,158,885
Motus Holdings, Ltd. 299,334 1,399,319
Mpact, Ltd. 292 424
Mr Price Group, Ltd. 247,865 3,158,018
MTN Group, Ltd., Class A 973,896 6,422,937
*MultiChoice Group 230,454 1,343,120
*Nampak, Ltd. 4,167 94,512
Nedbank Group, Ltd. 253,356 3,451,157
NEPI Rockcastle NV 275,808 2,113,966
Netcare, Ltd. 1,943,347 1,424,643
Ninety One, Ltd., Class A 202,790 390,839
Northam Platinum Holdings,
Ltd., Class A 398,740 2,668,518
*Nutun, Ltd. 750,596 74,631
Oceana Group, Ltd. 130,086 410,752
Old Mutual, Ltd., Class A 5,114,264 3,114,255
Omnia Holdings, Ltd. 215,479 790,751
OUTsurance Group, Ltd.,
Class A 311,044 1,276,524
ΩPepkor Holdings, Ltd. 1,873,372 2,700,374
*Pick n Pay Stores, Ltd. 626,860 942,333

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
SOUTH AFRICA — (Continued)
PPC, Ltd. 1,630,315 $ 406,566
Premier Group, Ltd. 28 206
PSG Financial Services, Ltd. 586,737 627,535
*Rainbow Chicken, Class A 404 70
Raubex Group, Ltd. 334,096 791,147
RCL Foods, Ltd. 404 206
Reunert, Ltd. 238,452 792,907
RFG Holdings, Ltd. 16,144 16,087
Sanlam, Ltd. 407,151 1,849,070
Santam, Ltd. 42,943 930,119
Sappi, Ltd. 793,322 1,482,076
*Sasol, Ltd., Class A 19,976 68,873
Shoprite Holdings, Ltd., Class
A 251,362 3,857,381
*Sibanye Stillwater, Ltd., Class
A 2,750,576 3,178,361
#*Sibanye Stillwater, Ltd.,
Class A, ADR 150,978 702,048
Southern Sun, Ltd., Class A 657,297 291,798
*SPAR Group, Ltd. (The) 290,206 1,786,975
Spur Corp., Ltd. 11,983 21,891
Stadio Holdings, Ltd. 116,768 49,202
Standard Bank Group, Ltd. 698,949 8,704,251
Sun International, Ltd. 236,940 509,377
Super Group, Ltd. 772,908 1,203,005
*Telkom SA SOC, Ltd., Class
A 708,349 1,495,409
Thungela Resources, Ltd. 273,291 1,354,980
Tiger Brands, Ltd. 147,820 2,303,946
Truworths International, Ltd. 414,375 1,654,716
Tsogo Sun, Ltd. 380,747 168,823
Vodacom Group, Ltd. 313,491 2,307,429
We Buy Cars Holdings, Ltd. 157,480 364,791
Wilson Bayly Holmes-Ovcon,
Ltd. 59,392 613,320
Woolworths Holdings, Ltd. 643,198 1,991,170
Zeda, Ltd. 292,628 164,351
TOTAL SOUTH AFRICA 147,892,454
TAIWAN — (17.5%)
104 Corp. 11,000 78,589
91APP, Inc. 63,000 164,872
ABC Taiwan Electronics Corp. 84,950 39,576
#Ability Enterprise Co., Ltd. 315,000 457,485
#Ability Opto-Electronics
Technology Co., Ltd. 24,000 97,927
Abnova Corp. 31,000 27,818
AcBel Polytech, Inc. 806,723 648,244
Accton Technology Corp. 277,000 5,144,546
Acer Cyber Security, Inc. 9,736 56,468
#Acer E-Enabling Service
Business, Inc. 14,000 104,399
#Acer, Inc. 1,671,000 1,823,403
*ACES Electronic Co., Ltd. 238,000 355,329
*Acon Holding, Inc. 461,000 131,311
#Acter Group Corp., Ltd. 108,000 1,355,783
#Action Electronics Co., Ltd. 236,000 112,160
#Actron Technology Corp. 58,968 235,997
#ADATA Technology Co., Ltd. 394,343 1,032,002
Shares Value†
TAIWAN — (Continued)
Addcn Technology Co., Ltd.,
Class A 44,893 $ 244,937
*Adimmune Corp. 174,000 107,720
Adlink Technology, Inc. 66,000 154,770
Advanced Analog Technology,
Inc. 25,000 39,083
#Advanced Ceramic X Corp. 50,000 189,945
Advanced Energy Solution
Holding Co., Ltd. 30,000 795,423
Advanced International
Multitech Co., Ltd., Class A 164,000 349,198
#*Advanced Optoelectronic
Technology, Inc. 74,000 36,904
Advanced Power Electronics
Corp. 8,000 18,435
#Advanced Wireless
Semiconductor Co. 97,000 229,284
#Advancetek Enterprise Co.,
Ltd. 353,000 794,672
Advantech Co., Ltd. 87,896 926,147
*AEON Motor Co., Ltd. 10,000 8,817
#Aero Win Technology Corp.,
Class A 48,000 88,397
Aerospace Industrial
Development Corp. 155,000 226,081
#AIC, Inc., Class A 38,337 353,607
Airoha Technology Corp.,
Class F 1,000 15,727
Airtac International Group,
Class A 75,000 2,063,596
#Alchip Technologies, Ltd. 17,000 1,129,506
Alexander Marine Co., Ltd. 11,544 51,254
*ALI Corp. 35,400 29,553
#All Ring Tech Co., Ltd., Class
A 43,313 345,334
#Allied Supreme Corp. 42,000 319,107
#Allis Electric Co., Ltd., Class
A 176,912 509,445
Allmind Holdings Corp. 17,000 25,673
#Alltek Technology Corp. 244,000 292,956
#Alltop Technology Co., Ltd. 60,000 456,805
Alpha Networks, Inc. 171,000 145,962
#Altek Corp. 810,624 920,040
#Amazing Microelectronic
Corp. 20,443 47,427
AMPACS Corp. 65,000 66,457
#Ampak Technology, Inc. 53,000 157,427
Ampire Co., Ltd. 120,000 112,935
#Ample Electronic Technology
Co., Ltd. 29,000 90,220
AMPOC Far-East Co., Ltd. 73,000 199,944
*Amulaire Thermal
Technology, Inc., Class A 42,000 33,093
#Anderson Industrial Corp. 330,000 139,293
#Anji Technology Co., Ltd.,
Class A 61,037 56,108
#Anpec Electronics Corp. 134,000 630,554
Aopen, Inc., Class A 26,000 37,395
AP Memory Technology Corp. 8,000 59,532

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
#Apac Opto Electronics, Inc. 66,000 $ 152,912
Apacer Technology, Inc. 72,000 103,330
#APAQ Technology Co., Ltd. 37,000 114,414
Apex Biotechnology Corp. 85,000 83,584
#Apex Dynamics, Inc. 9,000 188,819
#*Apex International Co., Ltd. 161,534 116,669
Apex Science & Engineering 145,370 50,907
#ARBOR Technology Corp. 52,000 73,977
Arcadyan Technology Corp. 192,000 1,416,753
#Ardentec Corp. 819,000 1,905,187
Argosy Research, Inc. 94,000 424,694
#ASE Technology Holding
Co., Ltd. 1,774,000 7,515,774
#ASE Technology Holding Co.,
Ltd., ADR 84,000 733,320
Asia Electronic Material Co.,
Ltd. 44,000 27,583
#Asia Optical Co., Inc. 387,000 1,633,524
Asia Polymer Corp. 158,000 62,493
#Asia Tech Image, Inc. 108,000 326,198
#Asia Vital Components Co.,
Ltd., Class R 203,788 2,956,497
#ASIX Electronics Corp. 60,000 170,340
ASolid Technology Co., Ltd. 9,000 15,590
ASPEED Technology, Inc. 13,000 1,219,398
ASROCK, Inc. 34,000 186,568
Asustek Computer, Inc., Class
A 212,000 3,844,542
#ATE Energy International
Co., Ltd. 104,000 75,928
Aten International Co., Ltd. 71,000 152,065
#Auden Techno Corp. 20,239 53,599
#AUO Corp. 4,496,800 1,729,376
AURAS Technology Co., Ltd. 26,000 395,898
Aurora Corp., Class A 27,000 51,665
Avalue Technology, Inc. 66,000 200,788
AVer Information, Inc. 33,000 37,196
#Axiomtek Co., Ltd. 143,072 456,284
#Azurewave Technologies,
Inc. 194,000 276,597
Bafang Yunji International Co.,
Ltd., Class H 46,000 262,483
Bank of Kaohsiung Co., Ltd. 585,163 216,808
#BenQ Materials Corp. 135,000 100,038
#BES Engineering Corp. 2,341,000 772,209
#Billion Electric Co., Ltd. 46,000 44,946
#Bin Chuan Enterprise Co.,
Ltd. 146,000 221,399
B'in Live Co Ltd 17,000 37,579
Bionet Corp. 2,772 6,414
Bionime Corp. 25,000 44,086
*Biostar Microtech
International Corp. 126,000 73,867
Bioteque Corp. 52,000 205,672
Bizlink Holding, Inc., Class A 157,542 2,645,157
Bon Fame Co., Ltd. 34,000 80,155
#*Bonny Worldwide, Ltd. 18,000 91,736
Bora Pharmaceuticals Co., Ltd. 28,597 636,622
Brave C&H Supply Co., Ltd. 15,000 46,712
Shares Value†
TAIWAN — (Continued)
Brightek Optoelectronic Co.,
Ltd., Class A 67,000 $ 94,374
Brighten Optix Corp., Class A 10,120 43,982
Brighton-Best International
Taiwan, Inc. 301,000 313,395
#Brillian Network & Automation
Integrated System Co., Ltd. 23,899 136,371
Brogent Technologies, Inc.,
Class A 9,000 27,999
#Browave Corp. 78,000 382,891
#C Sun Manufacturing, Ltd. 151,000 668,058
#*Calin Technology Co., Ltd. 101,000 90,790
*Caliway Biopharmaceuticals
Co., Ltd. 4,000 83,544
*Cameo Communications, Inc. 212,000 58,729
#Capital Futures Corp. 150,670 228,245
#Capital Securities Corp. 2,268,000 1,836,638
#*Career Technology MFG.
Co., Ltd. 429,089 156,298
#Castles Technology Co., Ltd. 72,412 156,221
#Caswell, Inc. 62,000 172,141
Cathay Chemical Works 26,000 43,980
Cathay Consolidated, Inc. 13,000 38,005
Cathay Financial Holding Co.,
Ltd. 1,802,135 3,296,279
Cathay Real Estate
Development Co., Ltd. 431,000 260,085
Cayman Engley Industrial Co.,
Ltd., Class A 42,000 40,840
#CCP Contact Probes Co.,
Ltd., Class A 119,473 103,100
#*Celxpert Energy Corp. 227,747 206,149
*Cenra, Inc., Class A 126,000 136,704
#Central Reinsurance Co.,
Ltd., Class R 428,000 351,280
#Century Iron & Steel
Industrial Co., Ltd. 211,000 1,154,520
Chain Chon Industrial Co., Ltd. 174,000 72,901
*ChainQui Construction
Development Co., Ltd. 127,000 56,783
*Champion Building Materials
Co., Ltd. 161,200 55,442
Champion Microelectronic
Corp. 19,000 27,089
Chang Hwa Commercial Bank,
Ltd. 1,564,981 890,556
Chang Wah Electromaterials,
Inc., Class A 146,000 195,835
Chang Wah Technology Co.,
Ltd., Class A 411,500 462,540
#Channel Well Technology
Co., Ltd. 340,000 771,785
Chant Sincere Co., Ltd., Class
A 57,000 89,288
Charoen Pokphand Enterprise,
Class F 175,600 549,042
Chateau International
Development Co., Ltd. 10,481 9,733
CHC Healthcare Group 135,000 182,136

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
CHC Resources Corp. 70,000 $ 157,365
Chen Full International Co.,
Ltd. 106,000 158,256
Chenbro Micom Co., Ltd.,
Class A 85,000 652,456
*Cheng Fwa Industrial Co.,
Ltd. 29,000 21,943
#Cheng Loong Corp. 920,000 501,954
#*Cheng Mei Materials
Technology Corp. 581,893 234,700
Cheng Shin Rubber Industry
Co., Ltd. 1,554,000 2,397,833
#Cheng Uei Precision Industry
Co., Ltd., Class A 722,000 1,103,893
#Chenming Electronic
Technology Corp. 109,000 300,591
Chicony Electronics Co., Ltd.,
Class A 448,000 2,157,146
Chicony Power Technology
Co., Ltd. 200,000 665,979
Chief Telecom, Inc. 24,600 332,277
#Chieftek Precision Co., Ltd. 53,000 145,827
Chien Shing Harbour Service
Co., Ltd. 48,000 72,338
*Chien Shing Stainless Steel
Co., Ltd., Class A 120,974 46,146
China Airlines, Ltd., Class A 4,511,000 2,968,969
China Bills Finance Corp.,
Class H 521,000 242,720
China Container Terminal
Corp., Class A 194,000 173,176
China Ecotek Corp. 27,000 46,769
#China General Plastics Corp. 242,000 83,988
#China Glaze Co., Ltd. 122,000 61,414
#*China Man-Made Fiber
Corp. 1,542,000 305,671
#China Metal Products, Class
H 573,000 473,872
#China Motor Corp., Class A 611,000 1,365,929
China Steel Chemical Corp. 163,000 465,816
China Steel Corp. 3,216,000 2,076,428
#China Steel Structure Co.,
Ltd. 92,000 125,704
#China Wire & Cable Co., Ltd.,
Class A 114,000 119,942
#Chinese Maritime Transport,
Ltd. 66,000 83,266
#Ching Feng Home Fashions
Co., Ltd. 141,837 108,652
#Chin-Poon Industrial Co., Ltd. 804,000 810,712
*Chip Hope Co., Ltd. 15,000 18,479
Chipbond Technology Corp. 1,160,000 2,303,099
#ChipMOS Technologies, Inc. 659,000 542,934
Chlitina Holding, Ltd. 59,237 211,144
Chong Hong Construction Co.,
Ltd. 157,000 429,525
Chroma ATE, Inc. 250,000 2,286,371
Chun YU Works & Co., Ltd. 25,000 16,298
Shares Value†
TAIWAN — (Continued)
Chun Yuan Steel Industry Co.,
Ltd. 394,000 $ 223,591
Chung Hung Steel Corp. 349,000 175,684
Chung Hwa Food Industrial
Co., Ltd. 33,000 94,409
*Chung Hwa Pulp Corp. 197,000 78,534
Chung Lien Co., Ltd. 37,000 43,382
Chung Tai Resource
Technology Corp. 20,000 46,087
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 631,000 2,505,612
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 46,000 41,925
Chunghwa Precision Test
Tech Co., Ltd. 14,000 318,669
Chunghwa Telecom Co., Ltd. 390,000 1,579,120
#Chunghwa Telecom Co., Ltd.,
Sponsored ADR 38,188 1,544,323
#Chyang Sheng Texing Co.,
Ltd. 103,000 72,782
CKM Applied Materials Corp. 59,000 59,677
Cleanaway Co., Ltd. 80,000 453,991
C-Media Electronics, Inc. 61,000 67,803
#*CoAsia Electronics Corp. 69,000 120,598
Collins Co., Ltd. 102,000 48,954
#Compal Electronics, Inc. 3,836,000 3,280,324
#Compeq Manufacturing Co.,
Ltd., Class A 1,268,000 2,220,179
Complex Micro Interconnection
Co., Ltd. 56,000 72,051
Compucase Enterprise 49,000 100,044
Concord International
Securities Co., Ltd. 135,683 54,302
#Concord Securities Co., Ltd. 834,750 304,063
#Continental Holdings Corp. 340,000 258,325
Contrel Technology Co., Ltd.,
Class A 116,000 138,005
#Coremax Corp. 58,561 82,029
#Coretronic Corp. 694,000 1,358,359
#Co-Tech Development Corp. 432,000 642,266
#Coxon Precise Industrial Co.,
Ltd., Class R 122,000 57,409
*CSBC Corp., Class H 428,762 225,220
CTBC Financial Holding Co.,
Ltd. 10,527,000 12,935,344
CTCI Advanced Systems, Inc. 11,000 48,495
#CTCI Corp., Class A 679,000 583,826
CviLux Corp. 54,000 78,764
#Cyberlink Corp. 44,000 135,785
CyberPower Systems, Inc. 49,450 433,691
#*CyberTAN Technology, Inc. 695,000 486,759
Cystech Electronics Corp. 14,000 35,807
DA CIN Construction Co., Ltd. 233,000 409,424
Dafeng TV, Ltd. 7,000 11,666
#Dah San Electric Wire &
Cable Co., Ltd. 109,824 178,902
Da-Li Development Co., Ltd.,
Class A 343,839 498,294

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
#Darfon Electronics Corp. 331,000 $ 392,754
#Darwin Precisions Corp.,
Class A 481,000 171,447
Data Image Corp. 12,000 18,591
Davicom Semiconductor, Inc. 65,000 48,065
#Daxin Materials Corp. 88,000 453,991
De Licacy Industrial Co., Ltd. 242,640 108,867
#Delpha Construction Co., Ltd. 282,000 292,290
Delta Electronics, Inc., Class A 537,000 5,599,522
#Depo Auto Parts Ind Co.,
Ltd., Class A 105,000 595,863
Desiccant Technology Corp. 14,000 62,596
DFI, Inc. 36,000 69,787
Dimerco Data System Corp. 39,000 152,425
Dimerco Express Corp. 163,802 376,945
#D-Link Corp. 1,452,000 742,276
#DONPON PRECISION, Inc. 183,000 163,929
Dr Wu Skincare Co., Ltd. 12,000 50,652
#Draytek Corp. 52,000 55,035
Drewloong Precision, Inc. 37,715 206,364
*Dyaco International, Inc.,
Class H 94,259 69,553
#Dynamic Holding Co., Ltd. 879,000 1,181,784
Dynamic Medical
Technologies, Inc. 4,000 10,418
#*Dynapack International
Technology Corp., Class F 275,000 1,487,509
E Ink Holdings, Inc. 269,000 1,867,179
*E&R Engineering Corp. 46,000 108,014
E.Sun Financial Holding Co.,
Ltd. 7,884,313 6,976,396
#Eastech Holding, Ltd. 66,000 213,582
*Eastern Media International
Corp. 295,405 151,014
#*Eclat Textile Co., Ltd. 147,000 1,902,823
#ECOVE Environment Corp.,
Class A 33,000 295,610
#*Edimax Technology Co., Ltd. 421,000 296,173
#Edison Opto Corp. 109,000 67,139
Edom Technology Co., Ltd. 139,000 106,696
eGalax_eMPIA Technology,
Inc. 43,000 57,274
Elan Microelectronics Corp. 378,000 1,548,260
E-Lead Electronic Co., Ltd. 65,000 98,060
#E-LIFE MALL Corp., Class A 95,000 216,240
#*Elite Advanced Laser Corp. 184,000 1,182,253
Elite Material Co., Ltd. 196,000 3,407,310
Elite Semiconductor
Microelectronics Technology,
Inc. 639,000 1,026,939
#Elitegroup Computer Systems
Co., Ltd. 735,000 355,056
eMemory Technology, Inc. 39,000 3,127,755
#Emerging Display
Technologies Corp. 169,000 126,553
ENE Technology, Inc. 33,000 37,712
Ennoconn Corp. 76,000 635,650
Ennostar, Inc. 860,000 968,014
Shares Value†
TAIWAN — (Continued)
EnTie Commercial Bank Co.,
Ltd. 28,000 $ 11,425
#*Epileds Technologies, Inc. 88,000 62,458
*Episil Technologies, Inc. 108,000 121,227
Episil-Precision, Inc. 35,000 37,043
Eris Technology Corp. 1,716 8,719
#Eson Precision Ind Co., Ltd. 345,000 483,257
Eternal Materials Co., Ltd. 756,000 602,758
#*Etron Technology, Inc. 729,125 652,002
#Eurocharm Holdings Co., Ltd. 36,000 173,905
Eva Airways Corp. 3,554,000 4,278,179
#Ever Supreme Bio
Technology Co., Ltd., Class A 30,300 157,739
*Everest Textile Co., Ltd. 480,000 101,304
Evergreen Aviation
Technologies Corp. 136,000 442,235
Evergreen International
Storage & Transport Corp. 619,000 559,331
EVERGREEN Steel Corp. 163,000 420,458
#Everlight Chemical Industrial
Corp. 746,000 390,692
#Everlight Electronics Co., Ltd. 578,000 1,384,323
Evertop Wire Cable Corp. 164,000 124,347
Excel Cell Electronic Co., Ltd. 14,000 8,032
Excellence Opto, Inc. 78,000 49,751
#Excelsior Medical Co., Ltd. 93,357 253,949
#EZconn Corp. 17,000 188,694
Far Eastern Department
Stores, Ltd. 793,000 581,429
Far Eastern International Bank 2,111,761 848,455
Far Eastern New Century
Corp. 1,997,000 2,051,135
Far EasTone
Telecommunications Co., Ltd. 1,005,344 2,693,868
#Faraday Technology Corp. 194,056 1,092,145
Farglory F T Z Investment
Holding Co., Ltd. 95,759 102,397
#Farglory Land Development
Co., Ltd. 243,000 453,588
*Favite, Inc., Class A 40,000 43,398
Feature Integration
Technology, Inc. 35,000 66,864
#*Federal Corp. 237,000 132,642
Feedback Technology Corp. 53,042 178,283
Feng Hsin Steel Co., Ltd.,
Class A 424,000 796,748
Feng TAY Enterprise Co., Ltd.,
Class A 438,360 1,541,929
*FineMat Applied Materials
Co., Ltd. 37,000 33,086
#FineTek Co., Ltd. 49,657 187,865
Firich Enterprises Co., Ltd. 339,000 275,054
#*First Copper Technology
Co., Ltd. 205,000 225,620
First Financial Holding Co.,
Ltd. 6,360,950 5,051,688
#First Hi-Tec Enterprise Co.,
Ltd. 164,000 740,956

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
#First Insurance Co., Ltd.
(The) 260,000 $ 239,002
#*First Steamship Co., Ltd. 751,000 144,410
Fitipower Integrated
Technology, Inc., Class H 130,650 896,654
#*Fittech Co., Ltd., Class H 43,088 96,730
FLEXium Interconnect, Inc. 103,000 163,277
#Flytech Technology Co., Ltd. 133,000 469,906
FocalTech Systems Co., Ltd.,
Class A 320,000 621,330
#Forcecon Tech Co., Ltd. 91,527 316,222
*Forest Water Environment
Engineering Co., Ltd. 59,856 55,958
Formosa Advanced
Technologies Co., Ltd. 196,000 163,012
#*Formosa Electronic
Industries, Inc. 70,000 77,150
Formosa International Hotels
Corp. 78,000 486,540
#Formosa Laboratories, Inc. 451,000 850,305
Formosa Oilseed Processing
Co., Ltd. 48,000 44,499
Formosa Optical Technology
Co., Ltd. 43,000 187,553
#Formosa Petrochemical Corp. 323,000 352,964
#Formosa Plastics Corp. 507,000 538,974
Formosa Sumco Technology
Corp. 68,000 168,815
Formosan Union Chemical 166,000 89,791
#Fortune Electric Co., Ltd.,
Class A 97,800 1,287,365
*Forward Electronics Co., Ltd.,
Class A 28,000 19,392
Fositek Corp. 15,000 215,036
Founding Construction &
Development Co., Ltd. 148,000 81,212
Foxsemicon Integrated
Technology, Inc. 46,000 394,084
#Franbo Lines Corp. 332,995 207,712
Froch Enterprise Co., Ltd. 121,000 56,938
#Fu Chun Shin Machinery
Manufacture Co., Ltd. 136,230 70,494
Fu Hua Innovation Co., Ltd. 568,712 667,703
Fubon Financial Holding Co.,
Ltd. 2,145,560 5,655,214
Fulgent Sun International
Holding Co., Ltd., Class A 176,556 563,071
*Full Wang International
Development Co., Ltd. 27,000 23,342
#*Fulltech Fiber Glass Corp.,
Class A 736,853 627,810
Fusheng Precision Co., Ltd.,
Class A 120,000 1,337,586
Fwusow Industry Co., Ltd. 211,119 93,404
#G Shank Enterprise Co., Ltd. 213,612 485,558
#*G Tech Optoelectronics
Corp. 48,733 46,930
Galaxy Software Services
Corp. 5,832 33,278
Shares Value†
TAIWAN — (Continued)
#Gallant Precision Machining
Co., Ltd. 114,000 $ 249,864
#Gamania Digital
Entertainment Co., Ltd. 168,000 386,080
#GEM Services, Inc., Class A 76,000 154,457
*GEM Terminal Industrial Co.,
Ltd., Class A 67,000 39,383
#Gemtek Technology Corp. 1,069,000 945,899
*General Interface Solution
GIS Holding, Ltd. 91,000 133,301
General Plastic Industrial Co.,
Ltd. 121,000 120,686
Generalplus Technology, Inc. 42,000 54,498
#Genesys Logic, Inc. 91,000 398,337
#Genius Electronic Optical
Co., Ltd., Class B 132,000 1,549,761
Genovate Biotechnology Co.,
Ltd. 81,370 52,410
GeoVision, Inc., Class A 45,530 88,973
*Getac Holdings Corp., Class
A 463,000 1,548,979
GFC, Ltd. 47,000 158,709
#Giant Manufacturing Co.,
Ltd., Class A 139,108 565,427
#Giantplus Technology Co.,
Ltd. 366,000 150,483
#Gigabyte Technology Co.,
Ltd., Class A 479,000 3,422,177
*Gigasolar Materials Corp. 30,000 59,375
*Gigastorage Corp. 138,000 52,425
#Global Brands Manufacture,
Ltd. 549,000 1,036,788
Global Mixed Mode
Technology, Inc. 88,000 608,073
Global PMX Co., Ltd., Class F 59,000 169,531
Global Unichip Corp. 44,000 1,410,124
#Globalwafers Co., Ltd. 171,000 1,649,423
#Globe Union Industrial Corp. 375,111 128,427
#Gloria Material Technology
Corp. 1,694,000 2,335,785
*GlycoNex, Inc. 97,000 55,805
GMI Technology, Inc. 15,000 24,998
Gold Circuit Electronics, Ltd. 383,300 2,295,030
#Golden Long Teng
Development Co., Ltd., Class
A 118,000 105,150
Goldsun Building Materials
Co., Ltd., Class H 1,049,000 1,287,348
Good Finance Securities Co.,
Ltd. 16,000 10,406
Good Will Instrument Co., Ltd. 111,000 145,591
#Gordon Auto Body Parts,
Class A 342,000 363,033
#Gourmet Master Co., Ltd. 125,000 359,175
#Grand Fortune Securities
Co., Ltd. 439,000 168,830
Grand Process Technology
Corp., Class A 3,000 87,328
#GrandTech CG Systems, Inc. 55,000 90,798

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
Grape King Bio, Ltd. 131,000 $ 557,046
Great China Metal Industry 128,000 91,849
#Great Tree Pharmacy Co.,
Ltd. 77,839 388,185
Great Wall Enterprise Co., Ltd. 715,450 1,337,708
Greatek Electronics, Inc.,
Class A 221,000 378,664
#Green World FinTech Service
Co., Ltd. 157,000 277,841
Group Up Industrial Co., Ltd.,
Class B 63,000 356,533
GTM Holdings Corp., Class A 93,000 92,468
Gudeng Precision Industrial
Co., Ltd. 33,983 389,950
#*Hai Kwang Enterprise Corp. 149,800 69,554
*HannsTouch Holdings Co. 446,000 97,335
#Harvatek Corp. 171,000 87,417
Heran Co., Ltd. 26,000 69,018
#Hey Song Corp. 252,000 308,076
Hi-Clearance, Inc. 24,000 107,119
Highlight Tech Corp. 64,400 91,215
*High-Tek Harness Enterprise
Co., Ltd. 100,000 12,382
Highwealth Construction Corp. 1,058,962 1,350,894
Hi-Lai Foods Co., Ltd. 23,000 105,712
#HIM International Music, Inc. 52,000 157,709
Hiroca Holdings, Ltd. 54,000 40,606
Hitron Technology, Inc. 75,000 50,535
#Hiwin Mikrosystem Corp. 51,000 188,162
Hiwin Technologies Corp. 137,000 942,376
#Hiyes International Co., Ltd. 25,949 96,955
Hocheng Corp. 195,820 108,983
Holiday Entertainment Co.,
Ltd. 48,000 115,261
Holtek Semiconductor, Inc. 36,000 45,812
Holy Stone Enterprise Co., Ltd. 107,300 280,135
Hon Hai Precision Industry
Co., Ltd. 3,913,000 17,311,994
#Hong Ho Precision Textile
Co., Ltd. 126,000 101,838
Hong Pu Real Estate
Development Co., Ltd. 157,000 145,548
#Hong TAI Electric Industrial,
Class A 389,000 375,220
#Hota Industrial Manufacturing
Co., Ltd., Class A 433,000 855,630
Hotai Motor Co., Ltd. 120,120 2,324,806
*Hotron Precision Electronic
Industrial Co., Ltd., Class A 86,360 52,924
Hsin Ba Ba Corp. 25,518 70,052
#Hsin Kuang Steel Co., Ltd. 310,000 417,269
Hsin Yung Chien Co., Ltd. 35,000 97,067
#*HTC Corp. 1,659,000 2,007,420
Hu Lane Associate, Inc. 106,600 506,619
#HUA ENG Wire & Cable Co.,
Ltd. 217,000 166,568
Hua Jung Components Co.,
Ltd. 88,000 36,732
Shares Value†
TAIWAN — (Continued)
Hua Nan Financial Holdings
Co., Ltd., Class A 4,146,020 $ 3,500,064
#Hua Yu Lien Development
Co., Ltd., Class A 123,031 457,765
Huaku Development Co., Ltd.,
Class A 338,400 1,100,385
#Huang Hsiang Construction
Corp., Class A 129,000 207,720
Huikwang Corp., Class H 21,000 17,728
Hung Ching Development &
Construction Co., Ltd. 142,000 129,200
#Hung Sheng Construction,
Ltd. 646,000 460,520
Huxen Corp. 16,000 25,113
Hwa Fong Rubber Industrial
Co., Ltd. 279,000 151,787
#Hwacom Systems, Inc. 205,000 136,846
#Hwang Chang General
Contractor Co., Ltd. 326,291 742,707
*Ibase Gaming, Inc. 5,000 4,448
Ibase Technology, Inc. 150,000 286,089
#IBF Financial Holdings Co.,
Ltd. 2,625,092 993,141
ICARES Medicus, Inc. 8,800 30,541
#Ichia Technologies, Inc.,
Class F 677,000 773,672
#I-Chiun Precision Industry
Co., Ltd. 190,419 466,179
*Ideal Bike Corp. 208,285 44,740
IKKA Holdings Cayman, Ltd. 15,000 48,307
Info-Tek Corp. 61,000 58,934
Innodisk Corp. 80,555 586,853
#Innolux Corp. 7,955,149 3,407,608
#Inpaq Technology Co., Ltd.,
Class A 118,456 253,334
#Insyde Software Corp. 28,200 225,720
Intai Technology Corp., Class
A 38,000 127,724
#Integrated Service
Technology, Inc. 112,000 353,688
#*IntelliEPI, Inc. 41,000 123,963
Interactive Digital
Technologies, Inc. 30,000 74,289
#International Games System
Co., Ltd. 125,000 3,251,728
#Inventec Corp. 1,884,000 2,394,541
#Iron Force Industrial Co., Ltd. 59,115 177,254
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 132,000 210,487
ITE Technology, Inc. 206,000 834,099
ITEQ Corp. 342,000 682,225
#Jarllytec Co., Ltd. 59,000 226,902
#Jean Co., Ltd. 181,792 133,006
Jentech Precision Industrial
Co., Ltd., Class A 20,199 631,554
Jetway Information Co., Ltd. 24,500 34,510
#Jetwell Computer Co., Ltd. 58,000 508,676
Jia Jie Biomedical Co., Ltd. 10,000 5,378
Jia Wei Lifestyle, Inc., Class A 64,000 99,753

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
Jih Lin Technology Co., Ltd.,
Class A 55,000 $ 80,308
#Jiin Yeeh Ding Enterprise
Co., Ltd., Class A 70,000 140,512
Jinan Acetate Chemical Co.,
Ltd. 54,226 1,424,189
Johnson Chemical
Pharmaceutical Works Corp.,
Class A 5,000 11,006
Johnson Health Tech Co., Ltd.,
Class A 95,000 510,896
Joinsoon Electronics
Manufacturing Co., Ltd., Class
A 106,549 41,976
#JPC connectivity, Inc. 108,000 423,788
JPP Holding Co., Ltd., Class A 9,450 41,809
#JSL Construction &
Development Co., Ltd. 102,599 264,654
K Laser Technology, Inc.,
Class A 140,000 74,196
*Kaori Heat Treatment Co.,
Ltd. 44,000 290,279
#Kedge Construction Co., Ltd. 60,708 149,953
Keding Enterprises Co., Ltd. 4,000 15,633
#KEE TAI Properties Co., Ltd.,
Class A 533,890 211,165
Kenda Rubber Industrial Co.,
Ltd. 657,602 484,211
#Kent Industrial Co., Ltd. 105,000 82,075
#Kerry TJ Logistics Co., Ltd.,
Class A 245,000 271,558
*Key Ware Electronics Co.,
Ltd. 130,310 37,280
Keystone Microtech Corp. 45,000 410,140
KGI Financial Holding Co.,
Ltd., Class F 7,675,000 3,959,525
#KHGEARS International, Ltd.,
Class F 44,000 208,423
Kindom Development Co., Ltd. 471,000 748,110
King Chou Marine Technology
Co., Ltd. 72,000 99,503
King Polytechnic Engineering
Co., Ltd. 91,350 133,528
King Slide Works Co., Ltd. 43,000 2,346,090
King Yuan Electronics Co.,
Ltd., Class A 1,365,000 3,704,531
King's Town Bank Co., Ltd. 849,000 1,279,486
#*King's Town Construction
Co., Ltd. 27,000 40,099
Kingstate Electronics Corp. 37,000 43,787
Kinik Co. 106,000 807,022
#Kinko Optical Co., Ltd. 159,000 122,545
Kinpo Electronics 2,959,000 1,822,603
#Kinsus Interconnect
Technology Corp. 952,000 2,238,389
KMC Kuei Meng International,
Inc. 58,000 174,818
KNH Enterprise Co., Ltd. 81,000 43,941
Ko Ja Cayman Co., Ltd. 37,000 45,118
#KS Terminals, Inc. 155,000 267,032
Shares Value†
TAIWAN — (Continued)
Kuang Hong Arts
Management, Inc., Class A 41,000 $ 115,758
Kuen Ling Machinery
Refrigerating Co., Ltd. 38,000 54,416
Kung Long Batteries Industrial
Co., Ltd. 64,000 285,151
*Kung Sing Engineering Corp. 445,000 170,442
#Kuo Toong International Co.,
Ltd. 378,000 652,397
Kuo Yang Construction Co.,
Ltd. 163,000 101,419
Kwong Lung Enterprise Co.,
Ltd. 202,000 327,793
#L&K Engineering Co., Ltd. 304,238 2,244,948
La Kaffa International Co., Ltd. 35,000 101,226
Lang, Inc. 59,000 104,043
#Lanner Electronics, Inc.,
Class A 313,760 853,488
Largan Precision Co., Ltd. 33,000 2,331,864
Laster Tech Corp., Ltd. 60,043 53,598
*Leader Electronics, Inc. 174,449 62,453
Leadtrend Technology Corp. 12,119 18,681
#*Lealea Enterprise Co., Ltd. 821,440 191,086
Leatec Fine Ceramics Co., Ltd. 79,000 42,856
LEE CHI Enterprises Co., Ltd. 158,000 55,082
#Lelon Electronics Corp. 259,000 583,060
#Lemtech Holdings Co., Ltd.,
Class A 80,000 222,118
#Leo Systems, Inc. 86,000 83,088
*Leofoo Development Co., Ltd. 77,000 41,169
*Li Cheng Enterprise Co., Ltd. 59,000 20,938
LI Ming Development
Construction Co., Ltd. 6,000 9,023
#*Li Peng Enterprise Co., Ltd.,
Class A 555,000 107,935
Lian HWA Food Corp., Class A 102,600 417,034
Lida Holdings, Ltd. 3,000 1,904
#Lien Hwa Industrial Holdings
Corp., Class A 371,257 507,267
Ligitek Electronics Co., Ltd. 76,000 105,862
#Lingsen Precision Industries,
Ltd., Class A 412,000 180,346
#Lion Travel Service Co., Ltd. 109,000 463,496
Lite-On Technology Corp. 997,000 2,992,590
Liton Technology Corp., Class
A 108,000 114,811
*Long Bon International Co.,
Ltd. 96,000 51,327
#Long Da Construction &
Development Corp., Class A 265,000 289,998
#*Longchen Paper &
Packaging Co., Ltd. 512,104 145,867
#Longwell Co. 262,000 626,677
#Loop Telecommunication
International, Inc. 60,000 97,552
Lotes Co., Ltd. 78,285 3,059,633
#Lotus Pharmaceutical Co.,
Ltd. 118,000 809,837
Lu Hai Holding Corp. 10,499 9,224

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
#Lucky Cement Corp. 285,000 $ 123,417
#Lumax International Corp.,
Ltd. 92,000 273,270
*Lung Yen Life Service Corp.,
Class A 125,000 265,375
Lungteh Shipbuilding Co., Ltd.,
Class A 61,250 191,125
LuxNet Corp., Class A 8,410 40,232
M31 Technology Corp., Class
H 2,640 42,840
Macauto Industrial Co., Ltd.,
Class A 78,000 124,379
Macroblock, Inc. 21,000 40,184
#Macronix International Co.,
Ltd. 3,631,000 2,253,552
#Makalot Industrial Co., Ltd.,
Class A 199,640 1,772,747
#Marketech International
Corp., Class A 73,000 366,335
#Materials Analysis
Technology, Inc. 62,347 303,128
Maxigen Biotech, Inc. 57,000 76,278
#Mayer Steel Pipe Corp.,
Class A 279,600 250,462
Mechema Chemicals
International Corp. 48,000 79,092
*Medeon Biodesign, Inc. 37,649 60,035
MediaTek, Inc., Class B 308,000 13,000,657
Mega Financial Holding Co.,
Ltd. 2,612,010 3,082,993
Megaforce Co., Ltd. 35,000 30,039
#Mercuries & Associates
Holding, Ltd. 456,083 193,938
Mercuries Data Systems, Ltd. 35,067 27,246
*Mercuries Life Insurance Co.,
Ltd. 2,935,665 505,754
#Merida Industry Co., Ltd. 232,000 957,509
Merry Electronics Co., Ltd. 342,440 1,209,884
#METAAGE Corp., Class H 117,000 185,105
#*Microbio Co., Ltd. 487,649 360,595
Micro-Star International Co.,
Ltd., Class A 587,000 2,560,313
#Mildef Crete, Inc., Class A 71,000 220,883
#MIN AIK Technology Co., Ltd. 96,000 76,841
#Mirle Automation Corp. 124,417 239,241
Mitake Information Corp. 1,000 2,132
MJ International Co., Ltd.,
Class F 34,571 32,644
*Mobiletron Electronics Co.,
Ltd. 44,000 44,780
momo.com, Inc. 53,410 539,394
*MOSA Industrial Corp., Class
R 174,421 101,709
*Mosel Vitelic, Inc., Class R 56,000 42,460
Motech Industries, Inc. 123,000 72,301
#MPI Corp. 245,000 4,986,868
#MSSCORPS Co., Ltd. 48,324 186,600
Munsin Garment Corp., Class
A 30,000 45,962
Shares Value†
TAIWAN — (Continued)
#*My Humble House
Hospitality Management
Consulting, Class A 21,000 $ 27,413
Nak Sealing Technologies
Corp. 52,000 189,413
Namchow Holdings Co., Ltd. 215,000 315,949
Nan Kang Rubber Tire Co.,
Ltd. 418,000 509,708
Nan Liu Enterprise Co., Ltd. 52,000 91,374
Nan Pao Resins Chemical
Co., Ltd. 71,000 754,776
#*Nan Ren Lake Leisure
Amusement Co., Ltd. 129,000 47,796
Nan Ya Plastics Corp. 822,000 786,455
#Nan Ya Printed Circuit Board
Corp., Class A 159,000 491,173
Nang Kuang Pharmaceutical
Co., Ltd., Class A 50,000 57,140
#*Nanya Technology Corp. 547,000 615,702
National Aerospace Fasteners
Corp. 30,000 88,453
National Petroleum Co., Ltd.,
Class A 12,000 23,225
#Netronix, Inc. 86,000 301,160
*New Asia Construction &
Development Corp., Class H 181,000 104,130
*Newmax Technology Co., Ltd. 79,000 50,883
#Nexcom International Co.,
Ltd. 120,000 293,031
#Nextronics Engineering Corp. 12,000 35,869
Nichidenbo Corp. 401,000 808,695
Nidec Chaun-Choung
Technology Corp. 9,000 37,145
Nien Hsing Textile Co., Ltd. 106,000 60,651
Nien Made Enterprise Co., Ltd. 158,000 1,931,589
Niko Semiconductor Co., Ltd. 68,537 85,074
#North-Star International Co.,
Ltd. 122,000 172,989
Nova Technology Corp. 48,000 255,886
#Novatek Microelectronics
Corp., Class A 402,000 6,523,403
#Nuvoton Technology Corp.,
Class A 227,000 486,180
Nyquest Technology Co., Ltd. 18,000 23,018
O-Bank Co., Ltd. 1,017,000 301,764
#Ocean Plastics Co., Ltd. 158,000 171,175
OK Biotech Co., Ltd. 39,214 22,192
#Optimax Technology Corp. 142,000 140,744
Orient Europharma Co., Ltd. 7,000 10,068
#Orient Semiconductor
Electronics, Ltd., Class A 450,000 448,832
#Oriental Union Chemical
Corp., Class F 489,000 207,936
O-TA Precision Industry Co.,
Ltd. 47,000 97,136
#Pacific Hospital Supply Co.,
Ltd., Class A 57,000 165,210
PADAUK Technology Co., Ltd. 9,000 14,914
#*Paiho Shih Holdings Corp. 303,762 204,673

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
#Pan German Universal
Motors, Ltd. 28,000 $ 249,508
#Pan Jit International, Inc. 408,000 563,212
Pan-International Industrial
Corp. 1,067,000 1,254,391
Panion & BF Biotech, Inc. 57,000 124,932
Parade Technologies, Ltd. 35,000 587,656
Parpro Corp. 96,000 129,069
*PChome Online, Inc., Class A 291,230 340,556
#PCL Technologies, Inc. 90,000 265,923
#P-Duke Technology Co., Ltd. 53,000 137,708
Pegatron Corp. 1,087,000 2,746,134
#Pegavision Corp., Class A 53,371 580,718
PharmaEngine, Inc. 84,000 234,274
*PharmaEssentia Corp. 70,087 1,150,476
#*Phihong Technology Co.,
Ltd. 323,000 259,547
Phison Electronics Corp. 86,000 1,203,296
#Phoenix Silicon International
Corp. 298,738 1,218,938
Phoenix Tours International,
Inc., Class H 6,000 11,012
*Phytohealth Corp. 141,000 58,634
Pixart Imaging, Inc. 303,000 2,027,390
Planet Technology Corp. 27,000 121,565
Podak Co., Ltd. 23,000 29,556
Polytronics Technology Corp.,
Class A 17,000 22,643
Posiflex Technology, Inc. 68,000 543,226
Pou Chen Corp. 1,061,000 1,086,444
Power Wind Health Industry,
Inc. 38,000 158,021
*Powerchip Semiconductor
Manufacturing Corp. 783,000 346,417
Powertech Technology, Inc. 552,000 1,872,620
Powertip Technology Corp. 35,000 13,460
Poya International Co., Ltd. 55,511 831,372
President Chain Store Corp. 358,000 2,921,490
President Securities Corp. 785,000 576,791
Primax Electronics, Ltd. 861,000 2,005,581
Prince Housing &
Development Corp. 678,000 193,121
Princeton Technology Corp.,
Class F 86,000 32,536
Pro Hawk Corp. 28,000 133,071
Progate Group Corp. 5,396 23,789
Prolific Technology, Inc. 25,000 16,141
#Promate Electronic Co., Ltd.,
Class L 314,000 695,094
#Prosperity Dielectrics Co.,
Ltd. 98,000 108,470
PSS Co., Ltd., Class F 24,000 102,054
Qisda Corp. 284,000 237,088
#*QST International Corp. 79,683 134,038
Qualipoly Chemical Corp. 68,000 115,236
Quang Viet Enterprise Co.,
Ltd. 58,000 152,512
*Quanta Computer, Inc., Class
A 887,000 6,614,436
Shares Value†
TAIWAN — (Continued)
#Quanta Storage, Inc. 322,000 $ 813,482
*Quintain Steel Co., Ltd.,
Class A 166,087 51,462
#Radium Life Tech Co., Ltd.,
Class A 1,073,028 422,729
Rafael Microelectronics, Inc. 4,000 12,494
#Raydium Semiconductor
Corp. 88,000 895,601
*RDC Semiconductor Co.,
Ltd., Class A 11,000 53,482
Realtek Semiconductor Corp. 139,000 2,277,335
ReaLy
Development&Construction
Corp 10,000 10,021
#Rechi Precision Co., Ltd.,
Class A 632,000 585,899
#Rexon Industrial Corp., Ltd. 115,000 113,982
#Rich Development Co., Ltd.,
Class A 732,330 205,848
*Right WAY Industrial Co., Ltd. 163,000 60,648
#*RiTdisplay Corp. 156,000 165,838
*Ritek Corp. 1,410,000 469,515
Ruentex Development Co.,
Ltd. 331,700 340,692
#Ruentex Engineering &
Construction Co., Class A 80,600 428,415
Run Long Construction Co.,
Ltd., Class A 374,500 377,626
#Sakura Development Co.,
Ltd. 202,088 384,171
Sampo Corp. 292,000 231,898
#San Fang Chemical Industry
Co., Ltd. 430,000 527,030
San Fu Chemical Co., Ltd. 46,000 148,141
San Shing Fastech Corp.,
Class A 58,000 96,114
Sanyang Motor Co., Ltd. 664,000 1,436,663
#Savior Lifetec Corp. 283,000 170,333
SCI Pharmtech, Inc. 45,951 103,588
Scientech Corp. 13,000 109,949
ScinoPharm Taiwan, Ltd. 166,000 97,577
#SciVision Biotech, Inc. 57,000 168,418
SDI Corp., Class A 50,000 112,091
Sea Sonic Electronics Co., Ltd. 33,000 65,622
Senao International Co., Ltd. 108,000 107,213
#Senao Networks, Inc. 21,445 117,340
Sensortek Technology Corp. 22,000 124,504
#Sercomm Corp. 546,000 1,783,979
Sesoda Corp. 504,000 522,390
#Shanghai Commercial &
Savings Bank, Ltd. (The),
Class A 1,429,592 2,100,829
Shan-Loong Transportation
Co., Ltd., Class A 64,000 31,217
Sharehope Medicine Co., Ltd. 91,728 79,301
Sheh Fung Screws Co., Ltd.,
Class A 43,000 54,854
ShenMao Technology, Inc.,
Class A 104,000 190,226

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
#Shieh Yih Machinery Industry
Co., Ltd. 119,000 $ 104,552
#Shih Her Technologies, Inc. 135,000 417,878
*Shih Wei Navigation Co., Ltd. 429,516 216,887
*Shihlin Development Co., Ltd. 86,000 28,234
Shihlin Electric & Engineering
Corp., Class A 161,000 714,817
Shin Hsiung Natural Gas Co.,
Ltd. 61,020 79,559
*Shin Kong Financial Holding
Co., Ltd. 7,633,607 2,816,389
Shin Ruenn Development Co.,
Ltd. 104,350 203,264
#Shin Zu Shing Co., Ltd. 267,998 1,558,566
Shinfox Energy Co., Ltd. 1,602 4,323
*Shining Building Business
Co., Ltd. 472,000 156,433
#Shinkong Insurance Co., Ltd. 228,000 759,216
Shinkong Synthetic Fibers
Corp. 1,031,000 401,337
Shiny Brands Group Co., Ltd. 23,000 94,925
Shiny Chemical Industrial Co.,
Ltd. 104,000 432,480
*Shun On Electronic Co., Ltd. 17,000 12,491
#Shuttle, Inc. 568,000 295,695
Sigurd Microelectronics Corp. 785,000 1,769,643
Silergy Corp. 76,000 950,505
*Silicon Optronics, Inc. 11,000 19,742
Silicon Power Computer &
Communications, Inc. 44,000 34,600
Simplo Technology Co., Ltd. 144,000 1,571,335
Sinbon Electronics Co., Ltd.,
Class A 133,000 919,019
Sincere Navigation Corp.,
Class A 828,000 598,030
Single Well Industrial Corp. 49,000 36,157
Sinmag Equipment Corp. 48,000 221,368
*Sino Tactful Co., Ltd. 27,000 24,946
Sino-American Silicon
Products, Inc., Class A 435,000 1,502,908
#Sinon Corp. 450,000 563,503
SinoPac Financial Holdings
Co., Ltd., Class H 6,613,334 4,404,340
Sinopower Semiconductor,
Inc., Class A 21,000 60,144
Sinphar Pharmaceutical Co.,
Ltd. 170,640 169,397
Sinyi Realty, Inc., Class F 250,000 218,085
Sitronix Technology Corp. 157,000 1,043,132
#Siward Crystal Technology
Co., Ltd. 122,000 79,724
#Solar Applied Materials
Technology Corp. 694,000 1,150,048
Solteam, Inc. 78,000 117,672
Song Shang Electronics Co.,
Ltd., Class A 85,000 69,897
Sonix Technology Co., Ltd.,
Class A 77,000 83,782
Southeast Cement Co., Ltd. 107,000 61,725
Shares Value†
TAIWAN — (Continued)
#Speed Tech Corp. 153,000 $ 195,657
#Sporton International, Inc. 93,450 489,412
#Sports Gear Co., Ltd., Class
F 53,000 192,227
St. Shine Optical Co., Ltd. 62,000 334,396
Standard Chemical &
Pharmaceutical Co., Ltd. 109,000 198,349
Standard Foods Corp., Class A 253,000 266,582
Stark Technology, Inc. 107,000 491,793
*Starlux Airlines Co., Ltd.,
Class A 230,000 174,390
#S-Tech Corp. 137,547 124,718
#STL Technology Co., Ltd.,
Class A 46,000 119,232
Sumeeko Industries Co., Ltd. 17,000 43,532
Sun Max Tech, Ltd. 9,000 13,113
#*Sun Yad Construction Co.,
Ltd. 126,435 57,717
Sunfun Info Co., Ltd. 67,420 62,291
Sunjuice Holdings Co., Ltd. 3,000 11,444
*Sunko INK Co., Ltd. 179,000 66,321
SunMax Biotechnology Co.,
Ltd. 26,000 385,330
#Sunny Friend Environmental
Technology Co., Ltd. 79,617 195,663
#Sunonwealth Electric
Machine Industry Co., Ltd. 283,000 761,852
#Sunplus Innovation
Technology, Inc. 24,000 95,676
*Sunplus Technology Co., Ltd.,
Class A 373,000 247,827
Sunrex Technology Corp.,
Class A 232,000 380,827
#Sunspring Metal Corp., Class
A 194,000 159,832
#Superalloy Industrial Co., Ltd. 116,000 224,869
#Superior Plating Technology
Co., Ltd. 23,000 38,833
Supreme Electronics Co., Ltd. 694,373 1,102,903
#Swancor Holding Co., Ltd. 86,000 198,443
Sweeten Real Estate
Development Co., Ltd. 161,120 157,175
#Symtek Automation Asia Co.,
Ltd. 130,122 630,613
Syncmold Enterprise Corp. 216,000 535,560
Synmosa Biopharma Corp. 384,381 387,590
Synnex Technology
International Corp. 488,000 1,081,800
Syn-Tech Chem & Pharm Co.,
Ltd., Class A 23,000 66,879
#Syscom Computer
Engineering Co. 73,000 144,480
#Sysgration 54,000 61,795
Systex Corp. 202,000 757,903
TA Chen Stainless Pipe 1,321,392 1,729,052
#Ta Liang Technology Co.,
Ltd. 45,000 100,600
#Ta Ya Electric Wire & Cable 948,529 1,058,765
TAI Roun Products Co., Ltd. 22,000 9,802

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
TA-I Technology Co., Ltd. 143,000 $ 208,578
#*Tai Tung Communication
Co., Ltd. 223,610 145,773
Taichung Commercial Bank
Co., Ltd. 870,242 538,748
TaiDoc Technology Corp. 54,000 226,245
#Taiflex Scientific Co., Ltd. 474,609 660,354
Tailyn Technologies, Inc. 12,000 10,074
#Taimide Tech, Inc. 187,000 297,020
Tainan Enterprises Co., Ltd. 79,000 74,102
Tainan Spinning Co., Ltd. 948,000 355,689
*Tainergy Tech Co., Ltd. 124,000 38,771
Tai-Saw Technology Co., Ltd. 76,000 46,694
#Taishin Financial Holding
Co., Ltd. 7,737,622 4,040,218
TaiSol Electronics Co., Ltd. 63,000 97,308
#*Taisun Enterprise Co., Ltd. 168,000 108,470
Taita Chemical Co., Ltd. 57,100 21,424
TAI-TECH Advanced
Electronics Co., Ltd. 57,000 169,665
Taiwan Business Bank 5,009,868 2,216,479
Taiwan Chinsan Electronic
Industrial Co., Ltd. 10,000 9,786
#Taiwan Cogeneration Corp. 386,373 493,491
Taiwan Cooperative Financial
Holding Co., Ltd. 3,617,794 2,754,378
Taiwan Environment Scientific
Co., Ltd. 56,240 37,367
Taiwan FamilyMart Co., Ltd. 56,000 364,193
#Taiwan Fertilizer Co., Ltd. 611,000 978,120
#Taiwan Fire & Marine
Insurance Co., Ltd. 232,000 248,807
Taiwan Fructose Co., Ltd. 156,880 74,312
#Taiwan FU Hsing Industrial
Co., Ltd. 218,000 323,766
#*Taiwan Glass Industry Corp. 1,342,000 589,535
#Taiwan High Speed Rail
Corp. 981,000 832,760
Taiwan Hon Chuan Enterprise
Co., Ltd. 293,204 1,411,794
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 263,692 262,595
*Taiwan IC Packaging Corp. 97,000 39,579
Taiwan Line Tek Electronic 34,630 23,063
#Taiwan Mask Corp. 121,000 117,281
Taiwan Mobile Co., Ltd. 1,505,000 5,340,884
#Taiwan Navigation Co., Ltd. 337,000 290,817
Taiwan Paiho, Ltd. 376,000 685,389
#Taiwan PCB Techvest Co.,
Ltd. 342,000 321,865
#Taiwan Sakura Corp. 143,000 393,906
Taiwan Sanyo Electric Co.,
Ltd. 81,000 96,112
Taiwan Secom Co., Ltd. 268,000 959,447
#Taiwan Semiconductor Co.,
Ltd. 243,000 353,297
Taiwan Semiconductor
Manufacturing Co., Ltd. 9,044,000 256,759,904
Taiwan Steel Union Co., Ltd. 24,000 77,666
Shares Value†
TAIWAN — (Continued)
*Taiwan Styrene Monomer 224,000 $ 62,963
Taiwan Surface Mounting
Technology Corp. 272,000 867,461
#Taiwan Taxi Co., Ltd. 40,000 168,214
#*Taiwan Tea Corp. 673,000 344,044
#Taiwan Union Technology
Corp. 593,000 2,521,590
Taiyen Biotech Co., Ltd., Class
A 141,000 138,650
#*Tatung Co., Ltd. 1,060,000 1,345,590
#*TBI Motion Technology Co.,
Ltd. 88,000 109,783
TCC Group Holdings Co., Ltd. 1,937,499 1,796,168
TCI Co., Ltd. 123,000 571,100
#Te Chang Construction Co.,
Ltd. 78,000 139,743
#Team Group, Inc. 60,000 137,886
Teco Electric and Machinery
Co., Ltd. 520,000 798,299
Tehmag Foods Corp. 17,000 160,789
Test Research, Inc. 129,000 431,573
Test Rite International Co., Ltd. 196,000 124,404
Thermaltake Technology Co.,
Ltd. 23,000 19,884
#Thinking Electronic Industrial
Co., Ltd. 32,000 127,568
#Thye Ming Industrial Co., Ltd. 142,000 318,782
Tofu Restaurant Co., Ltd. 2,000 13,695
Ton Yi Industrial Corp. 980,000 553,075
Tong Hsing Electronic
Industries, Ltd., Class H 142,960 471,572
Tong Yang Industry Co., Ltd.,
Class A 1,009,000 4,148,563
#Tong-Tai Machine & Tool
Co., Ltd., Class A 523,000 408,811
Top Union Electronics Corp.,
Class A 62,254 63,455
Topco Scientific Co., Ltd. 204,358 1,568,642
Topco Technologies Corp. 35,000 70,694
#Topkey Corp. 74,000 418,785
#Topoint Technology Co., Ltd.,
Class A 105,000 87,820
Toung Loong Textile
Manufacturing, Class F 82,000 44,355
Trade-Van Information
Services Co. 17,000 47,041
#Transcend Information, Inc. 64,000 200,106
Transcom, Inc. 61,600 201,269
Tripod Technology Corp.,
Class R 250,000 1,434,356
#Trusval Technology Co., Ltd. 26,515 154,615
Tsang Yow Industrial Co., Ltd. 52,000 39,346
Tsann Kuen Enterprise Co.,
Ltd. 102,000 85,152
#TSC Auto ID Technology
Co., Ltd. 28,698 165,998
#TSEC Corp. 331,093 161,494
TSRC Corp. 330,000 192,946
Ttet Union Corp. 56,000 264,390

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
TTFB Co., Ltd. 28,325 $ 173,140
TTY Biopharm Co., Ltd. 182,000 438,739
*Tul Corp. 42,000 78,135
Tung Ho Steel Enterprise
Corp. 704,000 1,419,754
Tung Thih Electronic Co., Ltd.,
Class A 33,500 69,654
#TURVO International Co.,
Ltd. 83,000 450,255
*Twinhead International Corp. 8,000 18,810
#TXC Corp. 403,000 1,115,139
#TYC Brother Industrial Co.,
Ltd. 742,000 1,118,232
Tycoons Group Enterprise 201,713 51,590
#Tyntek Corp. 459,000 227,469
*U-BEST Innovative
Technology Co., Ltd. 74,000 34,128
#UDE Corp., Class A 179,000 456,693
Ultra Chip, Inc. 26,000 47,475
U-MEDIA Communications,
Inc. 15,000 21,832
#U-Ming Marine Transport
Corp. 1,035,000 1,692,477
#Unic Technology Corp. 115,000 104,634
Unictron Technologies Corp. 22,000 37,420
#Unimicron Technology Corp. 900,000 2,642,341
Union Bank Of Taiwan 901,981 468,151
#*Union Insurance Co., Ltd. 102,000 91,849
*Uniplus Electronics Co., Ltd. 32,000 17,509
Uni-President Enterprises
Corp., Class A 3,468,000 8,327,624
#Unitech Computer Co., Ltd. 113,000 135,849
#*Unitech Printed Circuit
Board Corp. 3,164,873 2,384,812
*United Alloy-Tech Co. 43,000 62,316
United Integrated Services
Co., Ltd. 156,000 2,155,895
#United Microelectronics Corp. 4,176,000 5,901,735
#United Microelectronics
Corp., Sponsored ADR 188,000 1,323,520
United Orthopedic Corp.,
Class R 118,000 329,100
United Radiant Technology 17,000 11,667
United Recommend
International Co., Ltd. 58,211 87,090
*United Renewable Energy
Co., Ltd. 423,000 113,477
Univacco Technology, Inc.,
Class F 58,000 88,588
#Universal Cement Corp. 352,206 307,793
Universal Microelectronics
Co., Ltd. 21,000 12,311
Universal Microwave
Technology, Inc. 19,000 224,260
Universal Textile Co., Ltd. 32,000 14,108
#Universal Vision
Biotechnology Co., Ltd. 72,239 403,172
*UPC Technology Corp. 485,000 126,167
Userjoy Technology Co., Ltd. 51,802 152,249
Shares Value†
TAIWAN — (Continued)
#USI Corp. 740,000 $ 236,000
U-Tech Media Corp. 66,000 28,271
#Utechzone Co., Ltd. 59,000 172,113
#UVAT Technology Co., Ltd.,
Class A 54,000 126,292
Value Valves Co., Ltd. 34,000 90,892
Vanguard International
Semiconductor Corp. 1,052,640 2,958,832
#Ventec International Group
Co., Ltd., Class H 113,000 239,193
VIA Labs, Inc. 18,000 52,340
Via Technologies, Inc. 123,000 278,820
#Visco Vision, Inc. 49,000 250,492
VisEra Technologies Co., Ltd. 43,000 270,237
#Visual Photonics Epitaxy Co.,
Ltd. 152,000 472,876
Vivotek, Inc. 40,000 145,702
Vizionfocus, Inc. 36,000 225,682
Voltronic Power Technology
Corp. 38,000 1,782,197
Wafer Works Corp. 354,747 222,944
#Waffer Technology Corp. 98,983 154,279
#Wah Hong Industrial Corp. 137,000 142,213
Wah Lee Industrial Corp. 144,000 427,277
Walsin Lihwa Corp. 1,691,279 1,091,984
#Walsin Technology Corp. 461,000 1,125,726
Walton Advanced Engineering,
Inc., Class A 276,000 105,712
*We & Win Development Co.,
Ltd. 126,000 41,760
*We&Win Diversification Co.,
Ltd. 134,940 93,242
#WEI Chih Steel Industrial
Co., Ltd. 210,000 119,829
Wei Chuan Foods Corp., Class
H 393,000 199,676
#Weikeng Industrial Co., Ltd. 826,000 847,100
#Well Shin Technology Co.,
Ltd., Class A 78,000 142,670
Welldone Co. 60,000 93,987
WELLELL, Inc., Class A 14,000 9,630
*Wha Yu Industrial Co., Ltd. 106,000 49,382
#Wholetech System Hitech,
Ltd. 62,000 167,683
#*Win Semiconductors Corp.,
Class A 598,000 1,692,118
*Winbond Electronics Corp.,
Class A 155,000 76,330
Winmate, Inc., Class A 57,000 243,270
#Winstek Semiconductor Co.,
Ltd. 132,000 370,622
#WinWay Technology Co., Ltd. 10,000 264,828
#Wisdom Marine Lines Co.,
Ltd. 853,000 1,610,893
#Wiselink Co., Ltd. 49,591 145,596
#Wistron Corp. 1,458,000 4,627,052
Wistron NeWeb Corp. 421,890 1,662,075
#WITS Corp., Class A 41,176 128,100
Wiwynn Corp. 35,000 2,090,173

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TAIWAN — (Continued)
Wonderful Hi-Tech Co., Ltd. 135,000 $ 154,277
Wowprime Corp. 123,686 858,528
WPG Holdings, Ltd. 778,000 1,641,966
WT Microelectronics Co., Ltd.,
Class A 268,027 976,304
*XAC Automation Corp., Class
A 17,000 14,032
#XinTec, Inc., Class A 256,000 1,068,568
X-Legend Entertainment Co.,
Ltd. 19,000 57,209
#Xxentria Technology
Materials Corp. 92,420 146,506
Ya Horng Electronic Co., Ltd. 58,000 107,176
Yageo Corp., Class A 202,096 2,900,355
#Yankey Engineering Co.,
Ltd., Class H 43,941 550,928
#YC INOX Co., Ltd. 283,729 188,070
YCC Parts Manufacturing Co.,
Ltd. 28,000 46,049
#Yea Shin International
Development Co., Ltd., Class
A 185,604 197,309
*Yeh-Chiang Technology Corp. 23,000 18,302
#Yem Chio Co., Ltd. 776,000 390,633
#*Yen Sun Technology Corp. 63,000 82,534
#*Yeong Guan Energy
Technology Group Co., Ltd. 47,027 43,008
YFC-Boneagle Electric Co.,
Ltd. 112,000 77,216
YFY, Inc., Class A 1,025,000 836,460
Yieh Phui Enterprise Co., Ltd.,
Class A 760,735 375,813
Yonyu Plastics Co., Ltd., Class
A 12,000 7,767
#*Young Optics, Inc. 37,000 51,307
#Youngtek Electronics Corp.,
Class A 194,000 374,255
Yuan High-Tech Development
Co., Ltd., Class A 4,000 17,822
Yuanta Financial Holding Co.,
Ltd. 5,670,077 5,513,535
#Yuanta Futures Co., Ltd. 113,358 291,698
#Yuen Foong Yu Consumer
Products Co., Ltd. 103,000 132,844
#Yulon Motor Co., Ltd., Class
A 774,536 951,733
#Yungshin Construction &
Development Co., Ltd., Class
A 96,000 372,198
#YungShin Global Holding
Corp., Class A 226,000 463,546
Yusin Holding Corp., Class A 31,002 105,172
#Zeng Hsing Industrial Co.,
Ltd. 66,297 205,837
Zenitron Corp. 208,000 206,810
#Zero One Technology Co.,
Ltd. 311,000 1,205,766
Zhen Ding Technology
Holding, Ltd., Class A 578,000 1,765,644
Shares Value†
TAIWAN — (Continued)
#*Zhong Yang Technology
Co., Ltd., Class H 43,000 $ 45,712
#*Zig Sheng Industrial Co.,
Ltd., Class H 330,000 98,846
#ZillTek Technology Corp. 15,000 102,007
*Zinwell Corp. 72,000 26,564
Zippy Technology Corp. 163,000 270,622
#Zyxel Group Corp., Class A 774,365 723,932
TOTAL TAIWAN 853,282,642
THAILAND — (1.3%)
AAPICO Hitech PCL, Class F 211,300 75,905
*Absolute Clean Energy PCL,
Class F 3,528,600 140,489
Advanced Info Service PCL -
NVDR, Class F 227,500 2,009,056
Advanced Info Service PCL,
Class F 83,200 734,740
Advanced Information
Technology PCL - NVDR 2,500 310
Advanced Information
Technology PCL, Class F 912,700 113,114
After You PCL 329,300 88,720
After You PCL - NVDR 10,000 2,694
Airports of Thailand PCL,
Class F 779,000 891,985
Amata Corp. PCL - NVDR 1,279,600 566,924
Amata Corp. PCL, Class F 148,500 65,793
*Ananda Development PCL,
Class F 375,000 5,725
AP Thailand PCL 80,600 19,303
AP Thailand PCL - NVDR 3,439,900 823,805
Asia Plus Group Holdings PCL
- NVDR 8,100 468
Asia Plus Group Holdings
PCL, Class F 2,518,400 145,502
Asian Alliance International
PCL - NVDR, Class R 115,600 14,880
Asian Alliance International
PCL, Class R 511,400 65,829
Asian Sea Corp. PCL - NVDR,
Class A 8,500 1,959
Asian Sea Corp. PCL, Class F 440,900 101,629
Asset World Corp. PCL, Class
F 2,111,800 139,080
*Assetwise PCL, Class F 320,200 60,867
B Grimm Power PCL - NVDR,
Class R 229,000 77,464
B Grimm Power PCL, Class R 385,900 130,539
Bangchak Corp. PCL - NVDR,
Class R 1,165,400 1,247,210
Bangchak Sriracha PCL 628,700 98,808
Bangkok Aviation Fuel
Services PCL, Class F 186,100 43,175
Bangkok Bank PCL - NVDR,
Class F 533,200 2,234,635
Bangkok Bank PCL, Class F 67,400 282,473
Bangkok Chain Hospital PCL -
NVDR, Class F 437,400 197,717

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
THAILAND — (Continued)
Bangkok Dusit Medical
Services PCL - NVDR, Class R 2,989,300 $ 2,147,678
#Bangkok Expressway &
Metro PCL - NVDR, Class F 664,900 117,435
Bangkok Land PCL - NVDR 35,700 438
Bangkok Land PCL, Class F 6,640,659 81,505
Banpu PCL - NVDR 2,300,300 296,102
Banpu PCL, Class F 1,544,900 198,865
Banpu Power PCL 202,200 41,766
Banpu Power PCL - NVDR 1,500 310
BCPG PCL 774,300 158,777
#BCPG PCL - NVDR 74,300 15,236
BEC World PCL 1,042,669 126,100
BEC World PCL - NVDR 24,600 2,975
Berli Jucker PCL, Class F 756,900 539,267
Betagro PCL, Class A 383,200 271,871
*Better World Green PCL -
NVDR, Class A 129,200 1,005
BKI Holdings PCL 48,020 405,378
BKI Holdings PCL - NVDR 100 844
Bluebik Group PCL, Class A 78,800 67,819
Brooker Group PCL (The) 3,855,100 42,700
Brooker Group PCL (The) -
NVDR, Class A 2,171,200 24,049
*BTS Group Holdings PCL 1,240,501 187,533
#*BTS Group Holdings PCL
- NVDR 947,200 143,193
Bumrungrad Hospital PCL
- NVDR 304,200 1,502,559
Bumrungrad Hospital PCL,
Class F 32,300 159,542
#Cal-Comp Electronics
Thailand PCL 4,542,241 809,051
Cal-Comp Electronics Thailand
PCL - NVDR, Class A 10,616 1,891
Carabao Group PCL - NVDR 59,300 110,949
Carabao Group PCL, Class F 110,300 206,369
#Central Pattana PCL - NVDR,
Class F 49,600 75,354
Central Pattana PCL, Class F 368,200 559,382
Central Plaza Hotel PCL,
Class F 186,000 139,201
*Central Retail Corp. PCL -
NVDR, Class R 517,800 367,366
*Central Retail Corp. PCL,
Class R 404,100 286,699
CH Karnchang PCL - NVDR 75,600 32,589
CH Karnchang PCL, Class F 485,800 209,415
Charoen Pokphand Foods
PCL - NVDR 1,500,200 1,190,100
Chularat Hospital PCL 382,400 20,376
Chularat Hospital PCL - NVDR 4,368,400 232,772
CK Power PCL - NVDR 4,100 331
CK Power PCL, Class F 1,137,200 91,916
#Com7 PCL - NVDR 62,000 38,234
Com7 PCL, Class F 496,800 306,364
CP ALL PCL - NVDR, Class F 311,900 480,852
CP ALL PCL, Class F 890,200 1,372,408
*CP AXTRA PCL, Class F 172,081 130,072
Shares Value†
THAILAND — (Continued)
Delta Electronics Thailand PCL 62,100 $ 182,182
#Delta Electronics Thailand
PCL - NVDR 102,500 300,704
Dhipaya Group Holdings PCL,
Class F 615,600 355,668
Diamond Building Products
PCL 319,400 55,456
Diamond Building Products
PCL - NVDR, Class A 1,300 226
Dohome PCL - NVDR 492,710 79,648
Don Muang Tollway PCL,
Class F 556,200 168,167
*Dusit Thani PCL 132,000 31,217
Dynasty Ceramic PCL - NVDR 11,200 523
Dynasty Ceramic PCL, Class F 2,874,389 134,233
Eastern Polymer Group PCL 892,300 71,053
Eastern Water Resources
Development and
Management PCL, Class F 448,100 23,341
Ekachai Medical Care PCL 379,109 70,930
Ekachai Medical Care PCL
- NVDR 12,850 2,404
Electricity Generating PCL 43,700 136,051
Electricity Generating PCL
- NVDR 28,200 87,795
#*Energy Absolute PCL 3,714,800 242,427
*Energy Absolute PCL - NVDR 3,043,400 198,611
Erawan Group PCL (The) 1,537,300 104,926
Exotic Food PCL - NVDR,
Class A 400 195
Exotic Food PCL, Class F 31,600 15,419
#Forth Corp. PCL 305,500 85,966
Forth Corp. PCL - NVDR,
Class F 2,900 816
Forth Smart Service PCL
- NVDR 7,000 1,362
Forth Smart Service PCL,
Class F 320,800 62,422
Frasers Property Thailand PCL
- NVDR, Class R 1,000 196
GFPT PCL 256,200 77,462
GFPT PCL - NVDR 465,100 140,623
#Global Power Synergy PCL
- NVDR 4,000 3,742
Global Power Synergy PCL,
Class F 134,600 125,917
*Gulf Development PCL -
NVDR, Class R 125,173 183,609
*Gulf Development PCL, Class
R 293,285 430,204
Gunkul Engineering PCL 2,214,201 105,391
#Gunkul Engineering PCL -
NVDR, Class A 2,072,000 98,622
Haad Thip PCL - NVDR 400 198
Haad Thip PCL, Class F 359,300 177,472
Home Product Center PCL 2,025,600 515,420
Home Product Center PCL -
NVDR, Class A 337,100 85,776
#Ichitan Group PCL - NVDR 690,700 248,118

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
THAILAND — (Continued)
Ichitan Group PCL, Class F 229,300 $ 82,371
Index Livingmall PCL, Class F 217,400 91,763
Indorama Ventures PCL
- NVDR 102,700 58,413
Indorama Ventures PCL,
Class F 914,100 519,919
Internet Thailand PCL - NVDR 327,600 45,308
#IRPC PCL 7,021,801 182,876
#I-TAIL Corp. PCL, Class F 249,000 96,156
*Italian-Thai Development
PCL, Class F 7,040,576 59,014
*JASMINE INTERNATIONAL
PCL 2,525,130 114,899
#*JASMINE INTERNATIONAL
PCL - NVDR 2,048,364 93,205
#*Jasmine Technology
Solution PCL, Class A 76,000 92,711
Karmarts PCL - NVDR 976,966 277,838
Karmarts PCL, Class F 131,483 37,392
Kasikornbank PCL 92,500 441,663
KCE Electronics PCL - NVDR 598,100 311,538
KCE Electronics PCL, Class F 11,700 6,094
KGI Securities Thailand PCL
- NVDR 5,500 649
KGI Securities Thailand PCL,
Class F 1,829,000 215,724
Khon Kaen Sugar Industry
PCL - NVDR, Class F 5,200 237
Khon Kaen Sugar Industry
PCL, Class F 1,185,780 53,956
Kiatnakin Phatra Bank PCL
- NVDR 68,700 102,829
Kiatnakin Phatra Bank PCL,
Class F 215,500 322,556
Krung Thai Bank PCL - NVDR 249,000 162,497
Krung Thai Bank PCL, Class F 1,151,443 751,428
Lalin Property PCL - NVDR 1,500 225
Land & Houses PCL - NVDR 1,422,900 180,605
Land & Houses PCL, Class F 1,205,200 152,973
Lanna Resources PCL 113,600 52,031
LH Financial Group PCL -
NVDR, Class R 4,900 114
LH Financial Group PCL,
Class R 4,148,200 96,860
LPN Development PCL 1,452,100 87,808
LPN Development PCL
- NVDR 4,000 242
Major Cineplex Group PCL 114,800 34,194
Major Cineplex Group PCL
- NVDR 608,600 181,277
Malee Group PCL - NVDR,
Class A 272,300 56,653
Malee Group PCL, Class F 55,600 11,568
Master Style PCL 43,500 27,216
MBK PCL 550,600 253,831
MBK PCL - NVDR 2,300 1,060
#MC Group PCL - NVDR,
Class A 227,900 68,906
MC Group PCL, Class F 166,500 50,341
Shares Value†
THAILAND — (Continued)
MCS Steel PCL 407,500 $ 94,541
Mega Lifesciences PCL 48,900 44,282
Mega Lifesciences PCL
- NVDR 182,700 165,445
Minor International PCL
- NVDR 1,760,000 1,409,370
Minor International PCL, Class
F 140,100 112,189
MK Restaurants Group PCL
- NVDR 400 227
MK Restaurants Group PCL,
Class F 230,700 131,217
*Mono Next PCL, Class A 956,600 47,250
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 28,600 36,387
Moshi Moshi Retail Corp. PLC,
Class R 13,700 17,430
*Namyong Terminal PCL 424,100 43,673
*Namyong Terminal PCL
- NVDR 67,500 6,951
*Netbay PCL - NVDR 300 182
*Netbay PCL, Class F 84,100 50,855
Noble Development PCL
- NVDR 2,400 152
Noble Development PCL,
Class F 1,395,301 88,551
Nonthavej Hospital PCL -
NVDR, Class A 200 159
Northeast Rubber PCL -
NVDR, Class A 225,300 27,652
Northeast Rubber PCL, Class
F 1,880,000 230,744
NSL Foods PCL - NVDR,
Class R 26,600 26,477
NSL Foods PCL, Class R 61,600 61,314
Origin Property PCL - NVDR 2,500 147
Origin Property PCL, Class F 1,343,000 79,201
Osotspa PCL - NVDR 492,800 233,086
Osotspa PCL, Class F 83,700 39,589
*Platinum Group PCL (The)
- NVDR 3,800 159
*Platinum Group PCL (The),
Class F 680,900 28,536
Polyplex Thailand PCL, Class
A 480,500 156,786
*Praram 9 Hospital PCL -
NVDR, Class R 249,900 187,023
Praram 9 Hospital PCL, Class
R 136,550 102,193
Precious Shipping PCL
- NVDR 963,300 170,138
Precious Shipping PCL, Class
F 181,800 32,109
Premier Marketing PCL 173,500 55,055
Prima Marine PCL - NVDR,
Class R 821,900 146,394
Prima Marine PCL, Class R 1,192,800 212,458
Principal Capital PCL, Class F 130,400 8,588
*Property Perfect PCL 4,473,200 14,730

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
THAILAND — (Continued)
#Pruksa Holding PCL - NVDR,
Class F 2,400 $ 345
*PSG Corp. PCL, Class F 3,822,400 40,049
#PTG Energy PCL - NVDR 773,300 163,202
PTG Energy PCL, Class F 1,144,000 241,437
PTT Exploration & Production
PCL - NVDR, Class F 1,033,600 3,078,677
PTT Global Chemical PCL -
NVDR, Class R 303,400 157,127
#PTT Global Chemical PCL,
Class F 857,900 444,295
#PTT Oil & Retail Business
PCL, Class F 952,300 413,362
#PTT PCL - NVDR 7,534,200 6,991,774
Quality Houses PCL - NVDR 229,700 10,314
Quality Houses PCL, Class F 7,443,751 334,250
*R&B Food Supply PCL, Class
F 131,100 16,797
Rajthanee Hospital PCL 85,600 33,825
Rajthanee Hospital PCL
- NVDR 11,900 4,702
Ramkhamhaeng Hospital PCL,
Class F 21,100 11,433
Ratch Group PCL - NVDR 309,750 243,405
Ratch Group PCL, Class F 28,700 22,553
Ratchaphruek Hospital PCL 408,700 67,291
Ratchaphruek Hospital PCL
- NVDR 1,500 247
Rojana Industrial Park PCL
- NVDR 341,000 59,717
Rojana Industrial Park PCL,
Class F 876,000 153,408
*RS PCL 684,680 11,683
S Hotels & Resorts PCL, Class
F 1,303,200 66,321
Sabina PCL 130,700 73,165
Sabina PCL - NVDR 11,200 6,270
Sahamitr Pressure Container
PCL - NVDR 800 201
Sahamitr Pressure Container
PCL, Class F 89,807 22,583
*Samart Corp. PCL 442,500 92,063
*Samart Corp. PCL - NVDR 121,900 25,362
Sansiri PCL 545,200 22,686
#Sansiri PCL - NVDR, Class A 20,021,100 833,089
Sappe PCL - NVDR 55,300 58,354
Sappe PCL, Class F 68,500 72,283
SC Asset Corp. PCL 3,040,000 211,130
SC Asset Corp. PCL - NVDR 96,300 6,688
SCB X PCL 266,500 949,364
SCB X PCL - NVDR, Class F 30,800 109,720
*<SCG Ceramics PCL, Class F 342,500 1,948
Sena Development PCL 146,500 8,420
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 1,331 191
Sermsang Power Corp. Co.,
Ltd., Class R 311,670 44,784
Siam Cement PCL (The)
- NVDR 50,600 242,359
Shares Value†
THAILAND — (Continued)
Siam Global House PCL 150,342 $ 31,729
Siam Global House PCL -
NVDR, Class F 203,425 42,932
Siam Wellness Group PCL
- NVDR 10,000 1,149
Siam Wellness Group PCL,
Class F 403,750 46,412
Siamgas & Petrochemicals
PCL 190,300 39,592
Siamgas & Petrochemicals
PCL - NVDR, Class A 2,400 499
Sikarin PCL - NVDR 1,800 366
Sikarin PCL, Class F 175,500 35,725
Singha Estate PCL 2,888,400 59,662
SiS Distribution Thailand PCL,
Class F 64,100 42,791
#SISB PCL, Class F 120,800 66,900
*SKY ICT PCL - NVDR, Class
A 2,000 886
*SKY ICT PCL, Class F 40,845 18,096
*SNC Former PCL, Class F 10,200 1,939
Somboon Advance
Technology PCL - NVDR 4,000 1,389
Somboon Advance
Technology PCL, Class F 272,600 94,661
SPCG PCL 367,975 87,023
SPCG PCL - NVDR 1,800 426
Sri Trang Agro-Industry PCL -
NVDR, Class F 1,820,000 735,519
Sri Trang Gloves Thailand
PCL, Class F 969,877 200,334
Srinanaporn Marketing PCL -
NVDR, Class F 66,500 24,287
Srinanaporn Marketing PCL,
Class R 151,600 55,367
Srithai Superware PCL, Class
F 349,600 11,617
Srivichai Vejvivat PCL 150,100 31,453
Star Petroleum Refining PCL 847,100 138,204
*Stella X PCL 4,837,700 28,964
Supalai PCL 1,053,600 498,335
Supalai PCL - NVDR, Class A 538,100 254,512
*Super Energy Corp. PCL -
NVDR, Class R 32,600 137
*Super Energy Corp. PCL,
Class R 28,868,591 120,988
Susco PCL - NVDR 258,700 21,219
Susco PCL, Class F 527,500 43,267
SVI PCL 322,700 75,833
TAC Consumer PCL 420,800 57,946
Taokaenoi Food & Marketing
PCL - NVDR 101,800 22,551
#Taokaenoi Food & Marketing
PCL, Class F 314,400 69,647
Thai Life Insurance PCL 743,700 273,837
Thai Union Group PCL -
NVDR, Class F 1,560,400 504,485
Thai Vegetable Oil PCL, Class
F 356,620 242,337

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
THAILAND — (Continued)
#*Thaicom PCL 171,100 $ 46,610
#*Thaicom PCL - NVDR,
Class F 619,800 168,843
Thaifoods Group PCL - NVDR 5,100 817
Thaifoods Group PCL, Class F 1,663,400 266,403
Thaitheparos PCL - NVDR 300 343
*Thonburi Healthcare Group
PCL - NVDR, Class R 20,000 5,808
*Thonburi Healthcare Group
PCL, Class R 132,000 38,330
#Thoresen Thai Agencies PCL
- NVDR, Class A 408,600 50,395
Tipco Asphalt PCL - NVDR 405,100 181,904
Tipco Asphalt PCL, Class F 451,400 202,694
#Tisco Financial Group PCL
- NVDR 121,800 358,235
Tisco Financial Group PCL,
Class F 72,200 212,353
TKS Technologies PCL 134,400 22,732
TKS Technologies PCL
- NVDR 146,000 24,694
TMBThanachart Bank PCL 2,954,900 161,876
TMBThanachart Bank PCL -
NVDR, Class R 3,040,400 166,560
TOA Paint Thailand PCL 461,301 140,855
TOA Paint Thailand PCL
- NVDR 1,000 305
TPI Polene PCL - NVDR 19,900 560
TPI Polene PCL, Class F 6,380,493 179,544
TPI Polene Power PCL 3,689,600 231,946
TPI Polene Power PCL -
NVDR, Class A 9,000 566
Triple i Logistics PCL 332,400 46,569
*True Corp. PCL - NVDR,
Class A 4,531,391 1,641,366
*True Corp. PCL, Class R 972,300 352,188
TTW PCL 833,932 219,686
TTW PCL - NVDR 2,800 738
Union Auction PCL - NVDR 600 129
Union Auction PCL, Class F 266,500 57,440
Unique Engineering &
Construction PCL 237,000 13,764
United Paper PCL - NVDR,
Class R 1,100 250
United Paper PCL, Class R 224,200 51,008
Univanich Palm Oil PCL
- NVDR 2,100 575
Univanich Palm Oil PCL, Class
F 669,100 183,274
*VGI PCL 3,661,100 249,882
WHA Corp. PCL - NVDR 2,134,800 192,998
WHA Corp. PCL, Class F 1,005,000 90,858
WHA Utilities and Power PCL 921,700 91,604
WHA Utilities and Power PCL
- NVDR 38,000 3,777
TOTAL THAILAND 62,606,477
TURKEY — (0.8%)
Adel Kalemcilik Ticaret ve
Sanayi A/S 15,291 13,311
Shares Value†
TURKEY — (Continued)
Agesa Hayat ve Emeklilik A/S 30,050 $ 105,168
Akbank TAS 2,725,234 3,436,680
Akcansa Cimento A/S 28,660 104,402
*Akenerji Elektrik Uretim A/S 229,106 52,720
*Aksa Akrilik Kimya Sanayii
A/S 600,952 149,380
Aksa Enerji Uretim A/S 133,820 108,212
*Aksigorta A/S 439,354 68,999
Alarko Holding A/S 86,443 205,995
Albaraka Turk Katilim Bankasi
A/S 3,208,788 501,429
*Alkim Alkali Kimya A/S 89,122 34,018
Anadolu Anonim Turk Sigorta
Sirketi 162,050 368,470
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 71,978 298,694
Anadolu Hayat Emeklilik A/S,
Class A 47,628 99,566
#*Arcelik A/S, Class A 32,405 95,800
ARD Grup Bilisim Teknolojileri
A/S 230,885 150,563
*Arena Bilgisayar Sanayi ve
Ticaret A/S 18,201 20,681
Aselsan Elektronik Sanayi Ve
Ticaret A/S 190,859 669,946
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 73,161 191,179
ATP Yazilim VE Teknoloji A/S 20,059 40,264
Aydem Yenilenebilir Enerji A/S 93,876 38,810
Aygaz A/S 25,584 85,147
*Baticim Bati Anadolu Cimento
Sanayii A/S 1,260,678 173,402
*Batisoke Soke Cimento
Sanayii TAS 51,404 27,720
*Bera Holding A/S 531,330 200,873
#BIM Birlesik Magazalar A/S 126,708 1,485,847
*Biotrend Cevre VE Enerji
Yatirimlari A/S 166,847 79,086
Bogazici Beton Sanayi VE
Ticaret A/S, Class A 20,152 12,104
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 2,145 20,245
Borusan Yatirim ve Pazarlama
A/S 322 17,749
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 1 14
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 28,106 63,469
Bursa Cimento Fabrikasi A/S 629,188 124,988
*Can2 Termik AS – –
Celebi Hava Servisi A/S 1,285 84,030
*Cemtas Celik Makina Sanayi
Ve Ticaret A/S 233,457 103,193
Cimsa Cimento Sanayi VE
Ticaret A/S, Class A 245,953 299,162
Coca-Cola Icecek A/S, Class A 432,553 585,964
Deva Holding A/S 41,654 61,409

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TURKEY — (Continued)
Doganlar Mobilya Grubu Imalat
Sanayi ve Ticaret A/S 33,576 $ 5,806
#Dogus Otomotiv Servis ve
Ticaret A/S 96,606 491,071
*Dyo Boya Fabrikalari Sanayi
ve Ticaret A/S 44,010 17,188
EGE Endustri VE Ticaret A/S 554 128,130
EGE Gubre Sanayii A/S 73,117 125,189
ΩEnerjisa Enerji A/S 71,911 101,248
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 17,495 71,691
#*Eregli Demir ve Celik
Fabrikalari TAS 861,482 503,990
Escar Turizm Tasimacilik
Ticaret A/S 100,331 174,786
*Esenboga Elektrik Uretim A/S 132,755 142,214
Europap Tezol Kagit Sanayi
VE Ticaret A/S 69,677 27,266
*Europen Endustri Insaat
Sanayi VE Ticaret AS 1,176,340 162,719
Ford Otomotiv Sanayi A/S 15,623 359,705
Galata Wind Enerji A/S – –
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 15,512 51,062
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 136,659 143,909
Global Yatirim Holding A/S 2,465,904 471,256
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S., Class
A 11,307 113,115
*Gubre Fabrikalari TAS 12,692 90,587
*Hektas Ticaret TAS – –
*Hitit Bilgisayar Hizmetleri AS 57,734 61,727
*Hun Yenilenebilir Enerji
Uretim As, Class A 183,062 16,326
*Ihlas Holding A/S 1,400,265 83,012
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S, Class F 433,183 75,126
Is Yatirim Menkul Degerler A/S 388,610 364,362
*Isiklar Enerji ve Yapi Holding
A/S 195,519 52,820
*Izdemir Enerji Elektrik Uretim
As 614,241 101,416
*Izmir Demir Celik Sanayi AS 445,314 57,778
Jantsa Jant Sanayi Ve Ticaret
A/S 96,847 53,938
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 98,147 77,630
#*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 1,900,213 1,147,250
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 177,291 178,306
*Karel Elektronik Sanayi ve
Ticaret A/S 680 144
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 205,880 54,495
Shares Value†
TURKEY — (Continued)
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 3,034,414 $ 116,770
*Kayseri Seker Fabrikasi As 29,005 12,957
*Kerevitas Gida Sanayi ve
Ticaret A/S 184,445 77,260
Kervan Gida Sanayi Ve Ticaret
A/S, Class A 573,518 29,973
KOC Holding A/S 402,526 1,441,191
Kocaer Celik Sanayi Ve
Ticaret A/S 87,489 27,980
*Konya Cimento Sanayii AS 672 105,317
*Kordsa Teknik Tekstil A/S 33,611 48,066
LDR Turizm A/S, Class A 14,328 72,013
Logo Yazilim Sanayi Ve
Ticaret A/S 65,178 232,344
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S, Class
A 117,678 47,671
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 154,278 106,704
Matriks Bilgi Dagitim Hizmetleri
A/S 60,571 32,349
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 668,662 561,221
#*MIA Teknoloji A/S 249,131 225,036
Migros Ticaret A/S, Class A 54,918 683,267
Ω*MLP Saglik Hizmetleri A/S,
Class A 41,219 349,924
*Naturel Yenilenebilir Enerji
Ticaret A/S, Class A 54,583 61,168
*NET Holding A/S, Class F 225,581 215,025
Nuh Cimento Sanayi A/S,
Class A 24,165 153,561
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 192,405 24,113
*Orge Enerji Elektrik Taahhut
A/S 57,520 148,063
Osmanli Yatirim Menkul
Degerler A/S, Class F 89,865 19,347
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 6,810 66,799
*Oyak Cimento Fabrikalari A/S 381,497 232,510
*Parsan Makina Parcalari
Sanayii AS 3,960 8,345
*Pegasus Hava Tasimaciligi
A/S 180,393 1,045,499
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 245,000 83,260
*Petkim Petrokimya Holding
A/S, Class H 391,216 164,279
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S, Class F 26,112 15,765
*Politeknik Metal Sanayi ve
Ticaret AS, Class A 316 51,927
*Ral Yatirim Holding A/S 70,326 215,406
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 373,017 143,059

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
TURKEY — (Continued)
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 22,331 $ 10,922
#*Sasa Polyester Sanayi A/S,
Class A 583,003 64,122
Sekerbank Turk A/S 2,716,520 365,878
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 51,061 85,169
Sok Marketler Ticaret A/S,
Class A 110,022 107,563
SUN Tekstil Sanayi Ve Ticaret
A/S 37,830 34,761
Suwen Tekstil Sanayi
Pazarlama A/S 156,238 43,142
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 11,493 10,047
*TAV Havalimanlari Holding
A/S, Class A 62,470 371,151
#*Tekfen Holding A/S 240,445 856,505
*Teknosa Ic Ve Dis Ticaret A/S 64,000 39,572
Tofas Turk Otomobil Fabrikasi
A/S, Class A 62,349 324,230
*Tukas Gida Sanayi ve Ticaret
A/S 2,251,753 139,930
*Tumosan Motor ve Traktor
Sanayi A/S 21,910 47,398
#*Turk Altin Isletmeleri A/S 77,814 50,379
#*Turk Hava Yollari AO 333,012 2,461,240
*Turk Telekomunikasyon A/S 435,578 594,592
Turk Traktor ve Ziraat
Makineleri A/S 9,319 147,194
Turkcell Iletisim Hizmetleri A/S 845,978 1,977,481
Turkiye Garanti Bankasi A/S 284,686 760,204
Turkiye Is Bankasi A/S 3,986,370 1,067,600
Turkiye Petrol Rafinerileri A/S 1,009,256 3,272,362
Turkiye Sigorta A/S 531,509 242,262
#Turkiye Sise ve Cam
Fabrikalari A/S 254,313 226,146
#*Turkiye Vakiflar Bankasi
TAO 1,309,582 705,531
#*Ulker Biskuvi Sanayi A/S,
Class A 264,722 733,049
*Ulusoy Un Sanayi ve Ticaret
A/S 121,303 18,230
*Usak Seramik Sanayii AS 607,295 96,163
Vakko Tekstil ve Hazir Giyim
Sanayi Isletmeleri A/S 8,837 14,154
*Vestel Elektronik Sanayi ve
Ticaret A/S 243,497 255,654
*Yapi ve Kredi Bankasi A/S,
Class A 2,074,495 1,227,660
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 87,448 52,751
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 34,651 7,820
*YEO Teknoloji Enerji VE
Endustri A/S 81,644 89,881
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 189,343 119,239
Shares Value†
TURKEY — (Continued)
*Zorlu Enerji Elektrik Uretim
A/S, Class H 300,862 $ 25,033
TOTAL TURKEY 39,147,135
UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Commercial Bank
PJSC 1,596,077 5,058,013
Abu Dhabi Islamic Bank PJSC 1,216,638 6,061,577
Abu Dhabi National Hotels 1,790,089 253,426
Abu Dhabi National Insurance
Co. PSC 508 855
Abu Dhabi National Oil Co. for
Distribution PJSC 1,507,820 1,383,415
*Abu Dhabi Ports Co. PJSC 445,633 481,660
Abu Dhabi Ship Building Co.
PJSC 56,725 93,434
ADNOC Drilling Co. PJSC,
Class F 1,592,209 2,124,072
Agility Global PLC 2,121,941 710,578
Agthia Group PJSC, Class A 343,877 423,170
Air Arabia PJSC, Class H 2,092,837 1,994,236
Ajman Bank PJSC 1,923,517 790,762
Aldar Properties PJSC 1,074,223 2,415,726
Alpha Dhabi Holding PJSC,
Class A 167,886 517,409
Amanat Holdings PJSC 1,338,932 393,691
*Americana Restaurants
International PLC - Foreign Co. 708,322 433,897
*Apex Investment Co. PSC 441,802 472,708
*Aramex PJSC 537,302 406,665
*Bank of Sharjah, Class A 109,019 27,247
Burjeel Holdings PLC 1,004,795 413,074
Dana Gas PJSC, Class A 5,374,380 1,090,079
Deyaar Development PJSC 1,279,116 320,732
Dubai Electricity & Water
Authority PJSC 1,290,939 941,919
Dubai Financial Market PJSC 1,482,671 553,017
Dubai Investments PJSC 2,325,521 1,468,863
Dubai Islamic Bank PJSC 2,190,414 4,508,387
Emaar Development PJSC 1,033,038 3,754,661
Emaar Properties PJSC 4,481,000 15,981,568
Emirates Central Cooling
Systems Corp. 925,202 405,542
Emirates Driving Co. 270,411 180,369
Emirates Integrated
Telecommunications Co. PJSC 244,389 578,861
Emirates NBD Bank PJSC 1,468,067 8,213,549
*Emirates Reem Investments
PJSC 29,205 21,468
Emirates Telecommunications
Group Co. PJSC, Class A 637,689 3,020,865
*EMSTEEL Building Materials
PJSC 1,694,171 535,043
Fertiglobe PLC, Class A 979,271 605,204
First Abu Dhabi Bank PJSC,
Class A 1,355,778 5,544,108
*Ghitha Holding PJSC 27,808 134,003
*Gulf Navigation Holding PJSC 439,374 645,954
*Gulf Pharmaceutical
Industries PSC 392,606 146,437

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
UNITED ARAB EMIRATES — (Continued)
*Islamic Arab Insurance Co. 652 $ 71
*Manazel PJSC 1,559,066 149,835
National Bank of Ras Al-
Khaimah PSC (The), Class K 1,609 2,979
National Central Cooling Co.
PJSC 166,748 119,850
*National Corp. for Tourism &
Hotels 192,394 127,807
Palms Sports PrJSC 159,354 281,132
*Presight AI Holding PLC 286,246 151,187
*RAK Properties PJSC 1,652,391 571,334
Ras Al Khaimah Ceramics
PJSC 644,742 437,078
Salik Co. PJSC 953,106 1,313,000
*SHUAA CAPITAL PSC, Class
A 307,479 20,175
*Space42 PLC 572,865 258,901
Taaleem Holdings PJSC 154,713 153,321
TECOM Group PJSC 466,151 395,963
*Union Properties PJSC 1,976,121 306,663
TOTAL UNITED ARAB
EMIRATES 77,395,540
TOTAL COMMON STOCKS 4,784,647,770
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Alpargatas SA 0.360% 172,700 225,736
Banco Bradesco SA 1.430% 130,789 317,189
Banco do Estado do Rio
Grande do Sul SA, Class B
1.590% 200,549 407,375
Banco Pan SA 2.690% 109,657 147,400
Banco Pine SA 0.290% 142,405 120,738
*Braskem SA, Class A
15.900% 43,400 81,796
Centrais Eletricas Brasileiras
SA, Class B 4.010% 37,800 322,022
Cia de Ferro Ligas da Bahia
FERBASA 3.390% 66,600 85,288
Cia De Sanena Do Parana
1.740% 758,765 814,867
Cia Energetica de Minas
Gerais 4.530% 926,665 1,792,310
Cia Energetica do Ceara,
Class B 5.410% 5,694 25,154
Cia Paranaense de Energia -
Copel, Class B 4.410% 350,971 714,787
Energisa S/A 6.880% 190 283
Eucatex SA Industria e
Comercio 5.170% 77,340 171,718
Gerdau SA 5.340% 145,710 385,804
Itau Unibanco Holding SA
3.200% 1,095,340 6,883,844
Marcopolo SA 4.900% 711,680 884,980
Petroleo Brasileiro SA 6.250% 3,633,800 19,249,243
Raizen SA 0.550% 62,908 20,112
Shares Value†
BRAZIL — (Continued)
Randon SA Implementos e
Participacoes 3.980% 187,019 $ 296,315
Schulz SA 1.110% 51,847 50,186
Taurus Armas SA 5.970% 53,764 80,531
Track & Field Co. SA 0.400% 22,095 45,077
Unipar Carbocloro SA 9.230% 27,200 262,180
TOTAL BRAZIL 33,384,935
COLOMBIA — (0.0%)
Bancolombia SA 8.990% 12,772 131,228
Grupo Aval Acciones y Valores
SA, Class A 3.940% 476,097 64,697
Grupo de Inversiones
Suramericana SA, Class O
1.530% 41,918 373,930
TOTAL COLOMBIA 569,855
TOTAL PREFERRED
STOCKS 33,954,790
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Pine SA 3/23/2028 277 –
*Infracommerce CXAAS SA
5/1/2025 296,030 523
*Infracommerce CXAAS SA
5/19/2025 45,545 80
*Infracommerce CXAAS SA
5/19/2025 320,984 567
*Minerva SA, Class A
5/30/2025 5,523 1,864
TOTAL BRAZIL 3,034
INDIA — (0.0%)
*Lloyds Engineering Works,
Ltd. 6/2/2025 149,424 39,707
TOTAL INDIA 39,707
KOREA, REPUBLIC OF — (0.0%)
*Chabiotech Co., Ltd. 6/5/2025 1,977 4,770
*Samsung SDI Co., Ltd.
5/23/2025 3,736 90,542
TOTAL KOREA, REPUBLIC
OF 95,312
THAILAND — (0.0%)
*Better World Green PCL
12/31/2027 640,666 –
*Better World Green PCL
8/13/2025 93,566 28
*Better World Green PCL,
Class A 12/31/2027 21,533 –
*Energy Absolute PCL
2/13/2028 318,733 3,053
*Energy Absolute PCL
2/13/2028 619,133 5,931
*JASMINE INTERNATIONAL
PCL 10/10/2031 526,032 5,827
*JASMINE INTERNATIONAL
PCL 12/31/2030 1,262,564 13,984
*Northeast Rubber PCL, Class
A 5/15/2026 236,083 1,272
*VGI PCL 9/3/2025 366,109 7,891

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value†
THAILAND — (Continued)
*VGI PCL 9/3/2025 53,970 $ 1,163
TOTAL THAILAND 39,149
TOTAL RIGHTS/WARRANTS 177,202
TOTAL INVESTMENT SECURITIES — (98.9%)
(Cost $4,055,934,723) 4,818,779,762
Shares Value†
SECURITIES LENDING COLLATERAL — ( 1.1% )
@§The DFA Short Term
Investment Fund 4,575,831 $ 52,919,491
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,108,854,214) $ 4,871,699,253
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $260,566,736 which represented 5.4% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 150,250,538 $ — $ — $ 150,250,538
Chile ................................ 22,901,987 — — 22,901,987
China ............................... 1,349,238,874 554,675 118,134 1,349,911,683
Colombia ............................ 4,610,858 — — 4,610,858
Czech ............................... 4,830,271 — — 4,830,271
Egypt ............................... 1,106,611 — — 1,106,611
Greece .............................. 23,977,510 — — 23,977,510
Hungary ............................. 10,704,441 — — 10,704,441
India ................................ 993,660,808 743,087 — 994,403,895
Indonesia ............................ 65,208,934 10,008 2,777 65,221,719
Korea, Republic of ..................... 474,140,662 268,658 242,261 474,651,581
Kuwait .............................. 36,824,496 80,624 — 36,905,120
Malaysia ............................. 75,007,760 — — 75,007,760
Mexico .............................. 77,879,778 — — 77,879,778
Peru ................................ 2,674,219 — — 2,674,219
Philippines ........................... 24,362,888 — — 24,362,888
Poland .............................. 57,933,565 — — 57,933,565
Qatar ............................... 37,731,571 — — 37,731,571
Saudi Arabia .......................... 189,257,527 — — 189,257,527
South Africa .......................... 147,892,454 — — 147,892,454
Taiwan .............................. 853,225,762 56,880 — 853,282,642
Thailand ............................. 35,745,061 26,859,468 1,948 62,606,477
Turkey .............................. 39,147,135 — — 39,147,135
United Arab Emirates ................... 77,125,856 269,684 — 77,395,540
Preferred Stocks
Brazil ............................... 33,384,935 — — 33,384,935
Colombia ............................ 569,855 — — 569,855
Rights/Warrants
Brazil ............................... 2,511 523 — 3,034
India ................................ — 39,707 — 39,707
Korea, Republic of ..................... 90,542 4,770 — 95,312
Thailand ............................. 39,149 — — 39,149

Dimensional Emerging Markets Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Securities Lending Collateral ............... $— $52,919,491 $— $ 52,919,491
Total Investments ........................ $4,789,526,558 $81,807,575 $365,120> $4,871,699,253
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets ex China Core Equity ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (97.2%)
BRAZIL — (5.0%)
Allied Tecnologia SA, Class A 300 $ 372
Allos SA 12,100 45,439
Alupar Investimento SA 6,136 33,404
Ambev SA 21,600 55,589
#Ambev SA, Sponsored ADR 24,000 60,720
*Ambipar Participacoes e
Empreendimentos S/A 100 2,155
Anima Holding SA, Class A 700 394
Armac Locacao Logistica E
Servicos SA 200 155
Atacadao SA 35,400 53,462
Auren Energia SA 800 1,262
*Automob Participacoes SA 11,859 566
#*Azul SA, Class R,
Sponsored ADR 433 330
B3 SA - Brasil Bolsa Balcao 45,300 107,941
Banco ABC Brasil SA 1,100 4,216
ΩBanco BMG SA 400 269
Banco Bradesco SA 800 1,728
#Banco Bradesco SA,
Sponsored ADR 38,800 95,448
Banco BTG Pactual SA 10,800 72,701
Banco do Brasil SA 33,700 172,208
Banco Mercantil do Brasil SA 100 623
Banco Santander Brasil SA 17,300 90,207
#Banco Santander Brasil SA,
Sponsored ADR 26,100 137,286
BB Seguridade Participacoes
SA, Class H 12,200 92,167
Bemobi Mobile Tech SA 200 668
Blau Farmaceutica SA 100 228
Boa Safra Sementes SA 200 365
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 7,100 26,562
BrasilAgro - Co. Brasileira de
Propriedades Agricolas, ADR 200 762
#*Braskem SA, Class A,
Sponsored ADR 1,200 4,464
*Brava Energia 5,500 16,865
BRF SA, Class A 3,100 12,430
BRF SA, Sponsored ADR 11,600 45,936
Brisanet Servicos de
Telecomunicacoes SA 400 197
C&A MODAS SA 13,300 31,268
Caixa Seguridade
Participacoes S/A 300 867
Camil Alimentos SA 400 308
Centrais Eletricas Brasileiras
SA 700 5,434
#Centrais Eletricas Brasileiras
SA, Class H, Sponsored ADR 11,600 89,320
*Cia Brasileira de Aluminio 23,100 16,036
*Cia Brasileira de Distribuicao 14,300 10,684
Shares Value†
BRAZIL — (Continued)
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 6,900 $ 140,277
Cia de Saneamento de Minas
Gerais Copasa MG 6,000 22,722
Cia De Sanena Do Parana 500 543
Cia De Sanena Do Parana 17,600 95,533
Cia Energetica de Minas
Gerais 500 1,346
Cia Energetica de Minas
Gerais, Class B, Sponsored
ADR 33,600 63,504
Cia Paranaense de Energia -
Copel, ADR 12,051 97,734
Cia Paranaense de Energia -
Copel, ADR 276 2,040
Cia Siderurgica Nacional SA 47,400 77,864
*CM Hospitalar SA 800 162
Cogna Educacao SA 392,100 178,687
#Cosan SA, Class H, ADR 10,625 58,225
CPFL Energia SA, Class A 8,600 58,013
Cruzeiro do Sul Educacional
SA, Class A 5,100 3,684
Cury Construtora e
Incorporadora SA 6,000 29,198
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 20,100 88,013
ΩDesktop SA 400 652
Dexco SA 34,500 33,699
*Diagnosticos da America SA 8,000 2,487
Dimed SA Distribuidora da
Medicamentos 300 486
Direcional Engenharia SA,
Class A 5,700 36,598
EcoRodovias Infraestrutura e
Logistica SA, Class A 1,500 1,751
Eletromidia SA 100 540
*Embraer SA, Sponsored ADR 399 18,330
Empreendimentos Pague
Menos S/A 535 312
Energisa S/A 7,700 62,482
*Eneva SA 11,600 27,681
Engie Brasil Energia SA 3,200 23,497
Equatorial Energia SA 17,443 113,413
Eternit SA 100 80
Even Construtora e
Incorporadora SA 400 406
Ez Tec Empreendimentos e
Participacoes SA 300 704
Fleury SA 13,100 30,058
Fras-Le SA 200 1,033
Gerdau SA, Sponsored ADR 26,500 69,165
ΩGPS Participacoes e
Empreendimentos SA 17,200 45,876

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
BRAZIL — (Continued)
Grendene SA, Class A 19,200 $ 18,856
Grupo Mateus SA, Class B 18,100 24,617
Grupo SBF SA, Class B 13,100 24,551
Guararapes Confeccoes SA 300 431
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 120,300 49,298
*Hospital Mater Dei SA 300 254
Hypera SA, Class A 20,400 86,913
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 100 250
Iochpe Maxion SA 400 870
Irani Papel e Embalagem SA,
Class A 400 567
*IRB-Brasil Resseguros SA 6,000 50,691
Isa Energia Brasil SA 5,900 25,001
#Itau Unibanco Holding SA,
Sponsored ADR 40,349 254,602
Jalles Machado SA 500 353
JBS S/A, Class A 13,300 103,555
JHSF Participacoes SA 47,500 43,041
JSL SA, Class A 400 476
Kepler Weber SA 800 1,060
Klabin SA 30,100 98,519
Lavvi Empreendimentos
Imobiliarios SA 200 369
Localiza Rent a Car SA 16,700 126,723
LOG Commercial Properties e
Participacoes SA 100 371
*Log-in Logistica Intermodal
SA 100 394
Lojas Quero-Quero SA 888 433
Lojas Renner SA, Class A 36,720 94,761
ΩLWSA SA 25,500 16,260
M Dias Branco SA, Class H 700 3,137
Magazine Luiza SA 1,100 1,811
Mahle Metal Leve SA 900 4,709
Marcopolo SA 100 96
Marfrig Global Foods SA 12,600 47,806
Melnick Even Desenvolvimento
Imobiliario SA 300 172
Mills Locacao Servicos e
Logistica SA 8,500 15,254
*Minerva SA 18,700 19,521
Motiva Infraestrutura de
Mobilidade SA 21,200 50,366
Moura Dubeux Engenharia S/A 200 581
Movida Participacoes SA 200 250
*MRV Engenharia e
Participacoes SA 19,300 20,182
*Multilaser Industrial SA 600 129
Multiplan Empreendimentos
Imobiliarios SA, Class A 5,500 25,006
*Natura & Co. Holding SA 26,500 44,515
Neoenergia SA 7,100 28,719
*Oceanpact Servicos
Maritimos SA, Class A 400 383
Odontoprev SA, Class A 10,300 19,430
Shares Value†
BRAZIL — (Continued)
*Oncoclinicas do Brasil
Servicos Medicos SA 30,300 $ 32,380
*Orizon Valorizacao de
Residuos SA 1,100 9,528
Petroleo Brasileiro SA 7,000 39,628
Petroleo Brasileiro SA,
Sponsored ADR 48,450 547,000
Petroleo Brasileiro SA,
Sponsored ADR 61,050 644,688
Petroreconcavo S/A 21,300 48,308
Plano & Plano
Desenvolvimento Imobiliario
SA 200 413
Porto Seguro SA, Class A 5,900 45,844
Positivo Tecnologia SA, Class
H 300 326
*PRIO SA 31,800 189,349
Profarma Distribuidora de
Produtos Farmaceuticos SA 100 143
*Qualicorp Consultoria e
Corretora de Seguros SA 800 291
Raia Drogasil SA 31,000 108,637
ΩRede D'Or Sao Luiz SA 3,200 18,099
Romi SA, Class A 200 324
*Rumo SA 10,200 34,952
Sao Carlos Empreendimentos
e Participacoes SA 100 326
Sao Martinho S/A, Class F 10,600 36,529
Sendas Distribuidora S/A 32,300 52,432
#Sendas Distribuidora S/A,
ADR 6,880 55,866
ΩSer Educacional SA 500 529
*Serena Energia SA, Class A 21,000 36,351
*SIMPAR SA 41,100 38,912
*SLC Agricola SA 3,000 10,487
Smartfit Escola de Ginastica e
Danca SA 12,216 52,758
Suzano SA 1,000 8,846
#Suzano SA, Class A,
Sponsored ADR 16,300 144,418
SYN prop e tech SA 200 179
Tegma Gestao Logistica SA 100 630
#Telefonica Brasil SA, ADR 5,000 48,550
TIM SA 1,000 3,347
TIM SA, ADR 2,760 46,037
TOTVS SA 4,600 30,567
Transmissora Alianca de
Energia Eletrica S/A 19,900 126,260
Tres Tentos Agroindustrial S/A 10,900 31,190
Trisul SA, Class A 300 369
Tupy SA 7,100 26,901
#Ultrapar Participacoes SA,
Sponsored ADR 25,200 79,380
Unifique Telecomunicacoes
S/A, Class A 300 207
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 300 292
Vale SA, Class A, Sponsored
ADR 83,600 778,316

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
BRAZIL — (Continued)
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 2,800 $ 12,241
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 15,400 13,383
*Veste SA Estilo 400 464
Vibra Energia SA, Class A 44,100 146,444
Vivara Participacoes SA 10,100 39,444
Vulcabras SA 200 594
WEG SA, Class A 14,800 116,698
Wilson Sons SA 7,600 22,996
Wiz Co. 200 211
YDUQS Participacoes SA 39,000 98,440
TOTAL BRAZIL 7,763,618
CHILE — (0.7%)
Aguas Andinas SA, Class A 40,722 14,898
Banco de Chile, Sponsored
ADR 4,102 121,091
Banco de Credito e
Inversiones SA 1,459 57,206
Banco Santander Chile,
Sponsored ADR 1,977 47,626
Banvida SA 744 363
Besalco SA 1,540 1,184
BICECORP SA 3,885 1,060
*CAP SA 2,128 10,836
Cencosud SA 26,430 89,536
Cencosud Shopping SA 9,749 20,387
Cia Cervecerias Unidas SA,
Sponsored ADR 3,422 52,083
Colbun SA 519,423 80,373
Embotelladora Andina SA,
Sponsored ADR 104 2,694
Empresa Nacional de
Telecomunicaciones SA 15,335 43,933
Empresas CMPC SA 30,207 46,902
Empresas Copec SA 7,516 51,080
Empresas Lipigas SA 92 429
Enel Americas SA 165,695 16,108
Enel Chile SA, Sponsored
ADR 17,048 59,668
*Engie Energia Chile SA 20,464 23,986
Falabella SA, Class A 395 1,776
Forus SA, Class A 436 1,036
Grupo Security SA, Class B 44,661 12,083
Inversiones Aguas
Metropolitanas SA 15,439 13,883
Inversiones La Construccion
SA 1,550 17,847
#Latam Airlines Group SA,
Class A, ADR 1,461 45,948
Parque Arauco SA 36,274 82,681
Plaza SA 2,758 6,416
*Ripley Corp. SA, Class A 3,724 1,705
Salfacorp SA 2,092 1,480
SMU SA, Class A 197,662 38,337
Sociedad Matriz SAAM SA,
Class B 11,120 1,373
Shares Value†
CHILE — (Continued)
Sociedad Quimica y Minera de
Chile SA, Class B, Sponsored
ADR 2,092 $ 71,546
SONDA SA 2,068 823
Vina Concha y Toro SA 38,974 47,841
TOTAL CHILE 1,086,218
COLOMBIA — (0.2%)
Bancolombia SA 220 2,609
Bancolombia SA, Sponsored
ADR 2,744 110,638
Celsia SA ESP 2,476 2,356
Cementos Argos SA 7,259 18,422
*Corp Financiera Colombiana
SA 8,629 33,830
Grupo Argos SA, Class A 7,435 38,689
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 6,221 16,610
Grupo Energia Bogota SA
ESP, Class O 4,356 3,022
Interconexion Electrica SA
ESP 1,682 8,681
Mineros SA, Class A 7,286 10,462
Promigas SA ESP 9,573 15,185
TOTAL COLOMBIA 260,504
CZECH — (0.2%)
CEZ A/S 2,452 124,712
*Komercni Banka A/S 1,209 58,682
ΩMoneta Money Bank A/S,
Class F 8,396 51,810
TOTAL CZECH 235,204
EGYPT — (0.0%)
Commercial International
Bank - Egypt (CIB), Registered
Shares, GDR 22,351 34,868
TOTAL EGYPT 34,868
GREECE — (0.8%)
Aegean Airlines SA 2,410 32,327
*Aktor SA Holding Company
Technical And Energy Projects 40 225
Alpha Services and Holdings
SA 34,819 84,228
Athens Water Supply &
Sewage Co. SA 92 608
Autohellas Tourist and Trading
SA 56 722
Avax SA 184 417
Bank of Greece, Class A 729 11,353
Ellaktor SA 392 578
ElvalHalcor SA 188 422
Eurobank Ergasias Services
and Holdings SA 27,887 78,649
Fourlis Holdings SA, Class A 124 562
GEK TERNA SA, Class A 2,959 61,487
Hellenic Exchanges - Athens
Stock Exchange SA 180 1,076
Hellenic Telecommunications
Organization SA, Class A 2,396 45,539

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
GREECE — (Continued)
HELLENiQ ENERGY Holdings
S.A., Class A 5,639 $ 48,877
Holding Co. ADMIE IPTO SA 8,894 29,117
*Intralot SA-Integrated
Information Systems & Gaming
Services 43,244 51,124
JUMBO SA, Class A 2,498 78,941
Kri-Kri Milk Industry SA 20 347
*LAMDA Development SA,
Class A 1,325 9,971
*Lavipharm SA 212 192
Metlen Energy & Metals SA 2,387 112,879
Motor Oil Hellas Corinth
Refineries SA 3,159 76,488
National Bank of Greece SA 18,882 199,488
OPAP SA, Class A 2,552 56,772
Piraeus Financial Holdings SA 18,797 104,893
Piraeus Port Authority SA 20 898
Profile Systems & Software SA 32 201
Public Power Corp. SA 2,806 42,009
Quest Holdings SA 80 575
Sarantis SA 192 2,946
Thrace Plastics Holding and
Co., Class A 52 224
Titan Cement International SA,
Class A 1,022 47,341
TOTAL GREECE 1,181,476
HUNGARY — (0.3%)
*4iG Nyrt, Class A 883 4,468
*Magyar Telekom
Telecommunications PLC 10,822 51,346
MOL Hungarian Oil & Gas PLC 12,062 102,186
Opus Global Nyrt 280 433
OTP Bank Nyrt, Class A 4,039 298,350
*Pannergy Nyrt 36 147
Richter Gedeon Nyrt 711 21,583
TOTAL HUNGARY 478,513
INDIA — (27.1%)
360 ONE WAM, Ltd., Class A 4,022 46,943
*3i Infotech, Ltd. 640 175
3M India, Ltd. 4 1,426
Aarti Drugs, Ltd. 136 562
*Aarti Industries, Ltd. 576 2,872
Aarti Pharmalabs, Ltd. 2,087 17,622
ABB India, Ltd. 309 20,199
ACC, Ltd., Class A 1,347 30,102
Accelya Solutions India, Ltd. 12 191
*Action Construction
Equipment, Ltd. 412 5,698
*Adani Energy Solutions, Ltd. 10,970 116,817
*Adani Enterprises, Ltd. 956 26,041
*Adani Green Energy, Ltd. 36 384
*Adani Ports & Special
Economic Zone, Ltd. 12,946 186,412
*Adani Power, Ltd. 22,004 138,574
Adani Total Gas, Ltd. 4,352 30,918
ADF Foods, Ltd. 168 442
Shares Value†
INDIA — (Continued)
*Aditya Birla Fashion and
Retail, Ltd. 5,407 $ 16,867
Aditya Birla Real Estate, Ltd. 483 10,964
Advanced Enzyme
Technologies, Ltd., Class F 140 474
Aegis Logistics, Ltd. 7,454 69,296
*Aether Industries, Ltd. 84 801
Agarwal Industrial Corp., Ltd. 24 279
*AGI Greenpac, Ltd. 2,546 24,614
*Ahluwalia Contracts India,
Ltd. 112 1,125
AIA Engineering, Ltd. 1,614 61,017
*Ajanta Pharma, Ltd. 2,019 64,671
*Ajmera Realty & Infra India,
Ltd. 1,717 16,510
*Akzo Nobel India, Ltd. 94 3,843
*Alembic Pharmaceuticals, Ltd. 2,372 24,582
*Alembic, Ltd. 284 336
Alkem Laboratories, Ltd. 1,029 62,312
Alkyl Amines Chemicals, Class
A 1,533 30,895
*Allcargo Gati, Ltd. 248 178
Allcargo Logistics, Ltd. 1,332 469
*Allied Digital Services, Ltd. 92 202
Amara Raja Energy & Mobility,
Ltd., Class F 7,856 90,375
*Amber Enterprises India, Ltd. 460 33,516
Ambuja Cements, Ltd. 3,834 24,492
Amrutanjan Health Care, Ltd. 48 394
*Anant Raj, Ltd. 2,070 11,072
*Andhra Paper, Ltd. 256 226
*Andhra Sugars, Ltd. (The) 300 248
Angel One, Ltd., Class A 3,627 99,270
Ω*Antony Waste Handling
Cell, Ltd., Class A 56 325
Anup Engineering Limited
(The) 107 3,786
*Apar Industries, Ltd., Class A 1,094 72,555
Apcotex Industries, Ltd., Class
A 76 276
*APL Apollo Tubes, Ltd. 4,452 85,358
Apollo Hospitals Enterprise,
Ltd., Class A 1,533 126,601
*Apollo Micro Systems, Ltd. 220 307
*Apollo Pipes, Ltd. 60 280
Apollo Tyres, Ltd. 22,381 125,013
Aptech, Ltd. 92 166
Artemis Medicare Services,
Ltd. 88 264
*Arvind Fashions, Ltd. 7,499 35,181
Arvind, Ltd. 22,473 96,772
*Asahi India Glass, Ltd. 1,559 13,543
*Ashapura Minechem, Ltd. 1,365 5,367
Ashiana Housing, Ltd. 128 405
Ashok Leyland, Ltd. 84,176 224,489
*Ashoka Buildcon, Ltd., Class
A 4,493 9,802
*Asian Granito India, Ltd. 316 169
Asian Paints, Ltd., Class F 6,130 176,005

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
INDIA — (Continued)
*Astec Lifesciences, Ltd. 20 $ 162
ΩAster DM Healthcare, Ltd. 9,354 55,908
*Astra Microwave Products,
Ltd. 1,058 10,377
Astral, Ltd. 204 3,248
AstraZeneca Pharma India,
Ltd. 12 1,233
*Atul Auto, Ltd. 40 220
Atul, Ltd. 949 75,777
ΩAU Small Finance Bank, Ltd. 6,712 53,913
*Aurobindo Pharma, Ltd.,
Class A 11,602 168,790
*Automotive Axles, Ltd. 20 392
Avadh Sugar & Energy, Ltd. 52 340
Avanti Feeds, Ltd., Class A 166 1,717
Ω*Avenue Supermarts, Ltd. 864 42,952
*AWL Agri Business, Ltd. 9,164 28,967
Axis Bank, Ltd. 47,014 659,435
Axis Bank, Ltd., GDR 668 46,827
*AXISCADES Technologies,
Ltd. 48 460
*Bajaj Auto, Ltd. 1,151 109,400
*Bajaj Consumer Care, Ltd. 296 582
*Bajaj Finserv, Ltd. 5,121 118,297
*Bajaj Hindusthan Sugar, Ltd. 138,439 32,003
Balaji Amines, Ltd. 36 538
Balkrishna Industries, Ltd. 1,161 36,762
*Balmer Lawrie & Co., Ltd. 232 549
Balrampur Chini Mills, Ltd. 13,928 90,821
Banco Products India, Ltd. 2,824 12,267
ΩBandhan Bank, Ltd. 70,245 137,707
Bank of Baroda, Class A 45,556 134,769
Bank of India, Class A 1,644 2,241
Bank of Maharashtra, Class A 30,790 18,463
*Bannari Amman Sugars, Ltd.,
Class F 16 778
BASF India, Ltd. 468 24,325
*Bata India, Ltd. 1,983 28,363
Bayer CropScience, Ltd. 161 8,938
BCL Industries, Ltd. 648 287
BEML, Ltd. 28 1,049
Berger Paints India, Ltd.,
Class A 5,047 32,510
*Best Agrolife, Ltd., Class R 48 208
*BF Utilities, Ltd., Class R 56 468
Bhansali Engineering
Polymers, Ltd. 364 465
Bharat Bijlee, Ltd. 20 692
*Bharat Dynamics, Ltd. 44 797
Bharat Electronics, Ltd. 49,683 184,715
Bharat Forge, Ltd. 13,157 171,962
*Bharat Heavy Electricals, Ltd. 53,096 142,563
Bharat Petroleum Corp., Ltd. 32,349 118,719
*Bharat Rasayan, Ltd. 4 449
*Bharat Wire Ropes, Ltd. 140 284
Bharti Airtel, Ltd. 57,903 1,277,881
Biocon, Ltd. 11,540 43,956
Birla Corp., Ltd. 3,548 44,516
*BirlaNu, Ltd. 16 358
Shares Value†
INDIA — (Continued)
Birlasoft, Ltd. 6,772 $ 31,277
*BL Kashyap & Sons, Ltd. 260 196
*Black Box, Ltd., Class A 116 512
*Bliss Gvs Pharma, Ltd., Class
A 136 191
Blue Dart Express, Ltd. 162 11,894
Blue Star, Ltd., Class A 765 15,451
*Bluspring Enterprises, Ltd. 12,311 28,048
Bombay Burmah Trading Co. 1,380 30,467
Bombay Dyeing &
Manufacturing Co., Ltd. 2,029 3,100
*Borosil, Ltd. 108 407
Bosch, Ltd. 70 24,405
Brigade Enterprises, Ltd.,
Class A 6,738 82,036
Britannia Industries, Ltd.,
Class A 2,475 159,336
BSE, Ltd., Class A 568 42,753
*Camlin Fine Sciences, Ltd. 388 747
Campus Activewear, Ltd. 944 2,712
Canara Bank, Class A 35,906 41,417
Cantabil Retail India, Ltd. 116 321
*Capacit'e Infraprojects, Ltd. 192 796
*Caplin Point Laboratories,
Ltd., Class F 841 18,704
Carborundum Universal, Ltd. 7,122 86,172
Care Ratings, Ltd. 1,390 19,895
*Cartrade Tech, Ltd. 7,509 151,480
*Carysil, Ltd., Class A 56 402
Castrol India, Ltd. 40,279 94,271
CCL Products India, Ltd. 5,556 38,899
*CE Info Systems, Ltd. 670 14,235
*Ceat, Ltd., Class A 2,939 115,913
*Cello World, Ltd. 1,910 12,428
Central Depository Services
India, Ltd., Class F 5,933 92,699
Centum Electronics, Ltd. 16 318
Century Enka, Ltd. 56 341
Century Plyboards India, Ltd. 192 1,586
Cera Sanitaryware, Ltd. 484 30,690
CESC, Ltd., Class A 24,725 46,536
CG Power & Industrial
Solutions, Ltd., Class A 17,238 127,892
*Chalet Hotels, Ltd. 251 2,352
Chambal Fertilisers and
Chemicals, Ltd. 24,084 197,456
*Chemplast Sanmar, Ltd. 7,110 34,560
*Chennai Petroleum Corp.,
Ltd. 3,409 24,707
*Choice International, Ltd. 1,361 9,830
CIE Automotive India, Ltd. 4,608 22,142
*Cigniti Technologies, Ltd. 40 638
Cipla, Ltd. 16,093 295,273
City Union Bank, Ltd. 1,408 2,942
Clean Science & Technology,
Ltd. 60 834
CMS Info Systems, Ltd., Class
A 29,377 153,537
Coal India, Ltd. 20,126 91,787

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
INDIA — (Continued)
Ω*Cochin Shipyard, Ltd.,
Class A 1,008 $ 18,987
Coforge, Ltd. 1,040 89,925
Colgate-Palmolive India, Ltd.,
Class F 4,971 152,242
Computer Age Management
Services, Ltd. 4,917 227,349
*Confidence Petroleum India,
Ltd. 644 394
Container Corp. Of India, Ltd.,
Class A 2,892 23,062
*Control Print, Ltd., Class A 28 207
Coromandel International, Ltd.,
Class A 3,413 89,450
Cosmo First, Ltd. 56 390
*Craftsman Automation, Ltd. 393 21,423
CRISIL, Ltd. 336 17,709
Crompton Greaves Consumer
Electricals, Ltd., Class H 36,146 144,312
*CSB Bank, Ltd., Class H 192 803
Cummins India, Ltd. 5,486 188,014
Cyient, Ltd. 7,112 99,983
Ω*D P Abhushan, Ltd. 12 201
Dabur India, Ltd. 5,938 34,282
Dalmia Bharat Sugar &
Industries, Ltd. 52 232
Dalmia Bharat, Ltd. 560 12,877
*Datamatics Global Services,
Ltd., Class H 32 224
*DB Corp., Ltd. 2,083 6,011
DCB Bank, Ltd. 16,654 26,644
DCM Shriram Industries, Ltd. 188 398
DCM Shriram, Ltd. 96 1,136
*DCW, Ltd. 448 420
Deep Industries, Ltd. 76 399
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 269 4,075
Deepak Nitrite, Ltd., Class A 3,198 73,269
*Delhivery, Ltd. 42,120 152,334
Delta Corp., Ltd. 9,647 10,571
*Devyani International, Ltd. 1,664 3,519
*Dhampur Sugar Mills, Ltd. 168 253
*Dhanlaxmi Bank, Ltd. 712 237
*Dhanuka Agritech, Ltd. 706 10,900
*Digitide Solutions, Ltd. 12,311 23,333
Ω*Dilip Buildcon, Ltd. 140 700
*Dish TV India, Ltd. 3,056 174
*Dishman Carbogen Amcis,
Ltd. 188 430
Divi's Laboratories, Ltd. 160 11,528
Dixon Technologies India, Ltd. 794 154,620
DLF, Ltd. 7,315 58,384
*Dodla Dairy, Ltd., Class A 3,336 41,027
*Dollar Industries, Ltd. 52 236
ΩDr. Lal PathLabs, Ltd. 2,825 92,594
*Dr. Reddy's Laboratories, Ltd. 1,196 16,760
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 17,046 237,280
Shares Value†
INDIA — (Continued)
*Dreamfolks Services, Ltd. 56 $ 156
*Dredging Corp. of India, Ltd. 24 164
*Dwarikesh Sugar Industries,
Ltd. 572 271
Ω*E2E Networks, Ltd. 30 858
eClerx Services, Ltd. 1,229 36,588
Eicher Motors, Ltd. 2,917 192,214
*EID Parry India, Ltd. 4,935 47,744
*EIH Associated Hotels 56 235
*EIH, Ltd. 14,163 62,103
Eimco Elecon India, Ltd.,
Class A 12 247
Elecon Engineering Co., Ltd.,
Class A 5,586 36,025
*Electrosteel Castings, Ltd. 59,944 68,562
Elgi Equipments, Ltd. 3,558 18,760
Emami, Ltd. 13,876 102,604
*Embassy Developments, Ltd. 18,992 22,031
ΩEndurance Technologies,
Ltd. 2,965 65,804
Engineers India, Ltd. 56,330 119,116
Epigral, Ltd. 1,675 34,403
EPL, Ltd. 15,151 33,938
ΩEquitas Small Finance Bank,
Ltd., Class A 4,829 3,827
ESAB India, Ltd. 16 884
Escorts Kubota, Ltd. 543 20,946
*Eternal, Ltd. 16,392 45,115
*Eureka Forbes, Ltd. 1,635 9,536
Eveready Industries India, Ltd. 116 445
Everest Industries, Ltd. 24 141
Everest Kanto Cylinder, Ltd. 144 204
Exide Industries, Ltd., Class F 11,666 48,572
Expleo Solutions, Ltd., Class A 20 203
*Fairchem Organics, Ltd. 20 197
FDC, Ltd. 156 777
Federal Bank, Ltd. 66,184 154,078
*Federal-Mogul Goetze India,
Ltd. 56 220
*FIEM Industries, Ltd. 1,165 19,791
*Filatex India, Ltd. 560 282
*Fine Organic Industries, Ltd. 464 22,402
Fineotex Chemical, Ltd. 108 304
*Fino Payments Bank, Ltd. 76 221
*Finolex Cables, Ltd. 4,363 44,751
Finolex Industries, Ltd. 6,334 13,081
*Firstsource Solutions, Ltd. 63,200 254,868
Force Motors, Ltd. 656 69,216
Fortis Healthcare, Ltd., Class A 10,706 86,875
*FSN E-Commerce Ventures,
Ltd. 10,533 24,233
G R Infraprojects, Ltd. 1,218 14,966
*Gabriel India, Ltd. 8,673 55,590
GAIL India, Ltd. 55,044 123,199
Galaxy Surfactants, Ltd. 670 16,430
*Ganesh Benzoplast, Ltd.,
Class H 156 220
Ganesh Housing Corp., Ltd. 1,510 19,478

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
INDIA — (Continued)
*Ganesha Ecosphere, Ltd.,
Class H 212 $ 3,626
*Garware Hi-Tech Films, Ltd. 963 36,327
*Garware Technical Fibres,
Ltd. 2,730 27,848
Gateway Distriparks, Ltd. 1,431 1,013
GE Vernova T&D India, Ltd. 2,641 48,957
*Genesys International Corp.,
Ltd. 28 217
Geojit Financial Services, Ltd.,
Class A 352 310
*GHCL Textiles, Ltd. 280 263
GHCL, Ltd. 8,495 58,561
Gillette India, Ltd., Class A 434 41,284
Ω*Gland Pharma, Ltd., Class A 1,168 19,355
GlaxoSmithKline
Pharmaceuticals, Ltd. 1,391 48,811
Glenmark Pharmaceuticals,
Ltd. 4,132 67,553
*Global Health, Ltd. 2,109 29,886
*Globus Spirits, Ltd. 40 497
*GMM Pfaudler, Ltd. 2,397 29,104
*GMR Airports, Ltd. 91,056 93,973
*GNA Axles, Ltd. 68 253
*Go Fashion India, Ltd. 80 744
*Godawari Power and Ispat,
Ltd. 10,977 23,692
Godfrey Phillips India, Ltd. 496 47,649
Ω*Godrej Agrovet, Ltd. 861 7,850
Godrej Consumer Products,
Ltd. 9,245 137,936
*Godrej Industries, Ltd., Class
A 216 2,771
*Godrej Properties, Ltd., Class
A 3,294 84,276
Goldiam International, Ltd. 132 573
Goodluck India, Ltd., Class A 52 445
Granules India, Ltd. 7,735 41,731
*Graphite India, Ltd. 18,669 99,926
Grasim Industries, Ltd. 5,890 190,852
Gravita India, Ltd. 1,126 23,357
Great Eastern Shipping Co.,
Ltd. (The) 7,813 80,462
Greaves Cotton, Ltd., Class A 568 1,342
*Greenlam Industries, Ltd. 216 529
*Greenply Industries, Ltd. 1,066 3,664
Gufic Biosciences, Ltd. 76 331
*Gujarat Alkalies & Chemicals,
Ltd. 72 516
*Gujarat Ambuja Exports, Ltd. 528 740
*Gujarat Fluorochemicals, Ltd. 356 16,403
*Gujarat Gas, Ltd. 208 1,117
*Gujarat Industries Power Co.,
Ltd. 136 294
Gujarat Mineral Development
Corp., Ltd. 8,994 32,379
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 22,417 129,049
Gulf Oil Lubricants India, Ltd. 1,578 22,225
Shares Value†
INDIA — (Continued)
Happiest Minds Technologies,
Ltd. 3,264 $ 22,093
ΩHarsha Engineers
International, Ltd. 68 302
*Hatsun Agro Product, Ltd. 1,123 12,040
*Havells India, Ltd. 3,751 71,083
*HBL Engineering, Ltd. 536 3,058
HCL Technologies, Ltd. 24,605 456,518
ΩHDFC Asset Management
Co., Ltd., Class A 2,666 138,040
HDFC Bank, Ltd. 6,264 142,728
HDFC Bank, Ltd., Sponsored
ADR 30,202 2,195,383
ΩHDFC Life Insurance Co.,
Ltd. 13,053 114,904
*HealthCare Global
Enterprises, Ltd. 3,693 24,586
*HEG, Ltd. 8,337 46,020
HeidelbergCement India, Ltd.,
Class A 256 581
Heritage Foods, Ltd. 2,516 11,629
Hero MotoCorp, Ltd., Class A 4,628 209,664
*Hester Biosciences, Ltd. 8 169
*HFCL, Ltd. 35,554 33,410
*HG Infra Engineering, Ltd.,
Class A 84 1,068
Hikal, Ltd. 140 643
Himadri Speciality Chemical,
Ltd. 11,297 58,528
Himatsingka Seide, Ltd. 308 512
*Hindalco Industries, Ltd.,
Class H 39,720 293,679
Hindustan Aeronautics, Ltd. 4,346 230,866
Hindustan Copper, Ltd. 18,225 46,009
*Hindustan Foods, Ltd. 112 709
*Hindustan Oil Exploration
Co., Ltd. 188 408
Hindustan Petroleum Corp.,
Ltd. 29,485 132,167
Hindustan Unilever, Ltd. 9,592 265,914
*Hindware Home Innovation,
Ltd., Class H 124 293
Hitachi Energy India, Ltd.,
Class A 183 31,471
HI-Tech Pipes, Ltd., Class A 168 180
*Hle Glascoat, Ltd., Class A 28 90
*HLV, Ltd. 1,308 192
Honda India Power Products,
Ltd. 12 288
HPL Electric & Power, Ltd. 56 267
Huhtamaki India, Ltd. 84 189
I G Petrochemicals, Ltd. 32 155
ICICI Bank, Ltd., Sponsored
ADR 60,387 2,026,588
ΩICICI Lombard General
Insurance Co., Ltd. 650 14,437
ΩICICI Prudential Life
Insurance Co., Ltd. 168 1,222
*IDFC First Bank, Ltd. 29,564 22,707

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
INDIA — (Continued)
IFGL Refractories, Ltd., Class
A 32 $ 132
*Igarashi Motors India, Ltd. 24 127
*IIFL Capital Services, Ltd. 13,863 36,210
*Imagicaaworld Entertainment,
Ltd. 384 288
*India Glycols, Ltd. 44 722
*India Nippon Electricals, Ltd. 28 197
*India Power Corp., Ltd. 2,408 364
ΩIndiaMart InterMesh, Ltd. 397 10,846
Indian Bank 9,678 64,815
ΩIndian Energy Exchange,
Ltd. 15,276 34,418
Indian Hotels Co., Ltd. (The) 7,598 70,841
Indian Hume Pipe Co., Ltd.
(The) 52 235
Indian Metals & Ferro Alloys,
Ltd. 76 529
Indian Oil Corp., Ltd. 23,066 37,639
Indian Railway Catering &
Tourism Corp., Ltd. 8,345 74,230
Indigo Paints, Ltd. 813 9,380
*Indo Count Industries, Ltd. 8,272 29,824
Indoco Remedies, Ltd. 72 198
Indraprastha Gas, Ltd. 23,643 53,897
*Indraprastha Medical Corp.,
Ltd. 450 2,126
*Indus Towers, Ltd. 52,287 252,635
IndusInd Bank, Ltd., Class H 12,131 120,386
Infibeam Avenues, Ltd. 26,376 5,317
Info Edge India, Ltd., Class A 1,110 92,884
#Infosys, Ltd., Sponsored ADR 89,274 1,571,222
Ingersoll Rand India, Ltd.,
Class A 24 1,067
Intellect Design Arena, Ltd. 8,154 76,204
Ω*InterGlobe Aviation, Ltd. 4,112 255,504
*IOL Chemicals and
Pharmaceuticals, Ltd. 420 322
*ION Exchange India, Ltd. 3,874 22,886
Ipca Laboratories, Ltd. 120 1,990
IRB Infrastructure Developers,
Ltd. 80,850 43,639
ΩIRCON International, Ltd.,
Class A 1,044 1,886
*ISGEC Heavy Engineering,
Ltd. 95 1,271
*ITC Hotels, Ltd. 6,319 14,542
ITC, Ltd., Class A 78,466 395,470
*J Kumar Infraprojects, Ltd.,
Class A 3,486 26,686
*Jagran Prakashan, Ltd. 288 248
*Jai Balaji Industries, Ltd. 9,465 13,354
Jai Corp., Ltd. 140 147
*Jain Irrigation Systems, Ltd. 1,164 723
*Jaiprakash Power Ventures,
Ltd. 112,248 19,318
*Jammu & Kashmir Bank, Ltd.
(The), Class A 36,392 40,655
Shares Value†
INDIA — (Continued)
Jamna Auto Industries, Ltd.,
Class A 1,060 $ 1,005
Jash Engineering, Ltd. 100 668
JB Chemicals &
Pharmaceuticals, Ltd. 9,347 178,391
*JBM Auto, Ltd. 152 1,170
Jindal Drilling & Industries, Ltd. 28 217
*Jindal Poly Films, Ltd. 28 209
*Jindal Saw, Ltd. 4,668 13,703
Jindal Stainless, Ltd. 14,935 103,080
*Jindal Steel & Power, Ltd.,
Class A 10,839 114,909
*JITF Infralogistics, Ltd., Class
A 44 210
JK Cement, Ltd. 3,639 220,221
JK Lakshmi Cement, Ltd. 7,744 71,217
*JK Paper, Ltd. 10,010 37,287
*JK Tyre & Industries, Ltd.,
Class A 14,067 51,683
JSW Energy, Ltd. 4,281 24,282
JSW Steel, Ltd. 11,605 141,457
JTEKT India, Ltd. 240 403
*Jubilant Foodworks, Ltd. 11,905 100,810
Jubilant Ingrevia, Ltd. 10,760 81,824
*Jubilant Pharmova, Ltd.,
Class A 4,566 48,531
*Jyothy Labs, Ltd. 10,077 44,610
*Jyoti Structures, Ltd. 2,660 573
Kajaria Ceramics, Ltd. 1,779 16,941
Kalpataru Projects
International, Ltd. 7,370 84,802
*Kalyan Jewellers India, Ltd. 313 1,914
*Kalyani Steels, Ltd. 84 695
*Kamdhenu, Ltd. 400 129
Kansai Nerolac Paints, Ltd. 4,027 12,258
Karnataka Bank, Ltd. (The) 5,195 12,044
Karur Vysya Bank, Ltd. (The) 26,162 67,560
Kaveri Seed Co., Ltd. 1,052 17,866
*Kaynes Technology India, Ltd. 52 3,537
KCP, Ltd. (The) 284 672
*KDDL, Ltd., Class A 20 618
KEC International, Ltd., Class
A 8,182 67,619
KEI Industries, Ltd. 1,983 71,909
*Kellton Tech Solutions, Ltd. 216 272
*Kesoram Industries, Ltd. 268 12
*Kewal Kiran Clothing, Ltd. 68 353
*Kiri Industries, Ltd. 3,285 22,684
Kirloskar Brothers, Ltd. 84 1,702
*Kirloskar Electric Co., Ltd. 96 144
Kirloskar Industries, Ltd. 8 285
Kirloskar Oil Engines, Ltd. 8,773 77,518
Kirloskar Pneumatic Co., Ltd. 3,579 47,938
Kitex Garments, Ltd. 204 585
KNR Constructions, Ltd. 26,087 67,534
Kolte-Patil Developers, Ltd. 72 287
Kopran, Ltd. 76 174
Kotak Mahindra Bank, Ltd.,
Class A 11,507 300,751

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
INDIA — (Continued)
KPIT Technologies, Ltd. 5,252 $ 77,931
KPR Mill, Ltd. 2,769 32,685
KRBL, Ltd. 220 808
Ω*Krishna Institute of Medical
Sciences, Ltd. 17,130 133,184
*Krsnaa Diagnostics, Ltd.,
Class F 56 485
KSB, Ltd. 1,245 10,797
ΩL&T Technology Services,
Ltd., Class A 479 24,137
LA Opala RG, Ltd. 124 332
Larsen & Toubro, Ltd. 8,292 327,916
ΩLaurus Labs, Ltd. 5,205 37,203
Laxmi Organic Industries, Ltd.,
Class A 260 538
Ω*Lemon Tree Hotels, Ltd. 32,539 52,735
*LG Balakrishnan & Bros, Ltd. 1,161 16,401
*Lincoln Pharmaceuticals, Ltd. 36 242
*Linde India, Ltd. 284 21,299
*Lloyds Engineering Works,
Ltd. 69,401 44,729
Lloyds Metals & Energy, Ltd. 2,845 40,518
LMW, Ltd. 8 1,545
LT Foods, Ltd. 7,883 32,336
ΩLTIMindtree, Ltd. 1,588 86,210
Lumax Auto Technologies, Ltd. 124 765
Lumax Industries, Ltd. 8 223
*Lupin, Ltd., Class A 4,921 122,064
*LUX Industries, Ltd., Class A 20 325
Ω*Macrotech Developers, Ltd. 1,001 15,750
Madhya Bharat Agro Products,
Ltd. 184 578
Mahanagar Gas, Ltd. 2,383 37,969
Maharashtra Seamless, Ltd. 2,132 16,541
*Mahindra & Mahindra, Ltd. 17,791 616,761
*Mahindra Holidays & Resorts
India, Ltd. 192 706
*Mahindra Lifespace
Developers, Ltd. 9,615 38,854
Ω*Mahindra Logistics, Ltd. 108 387
*Man Industries India, Ltd. 116 375
Man Infraconstruction, Ltd. 912 1,654
*Manali Petrochemicals, Ltd. 360 229
*Mangalam Cement, Ltd.,
Class A 44 405
*Mangalore Refinery &
Petrochemicals, Ltd., Class A 1,245 1,978
Manorama Industries, Ltd. 20 302
Marico, Ltd. 17,745 149,223
Marksans Pharma, Ltd., Class
A 14,421 37,449
Maruti Suzuki India, Ltd. 1,657 240,399
Mastek, Ltd., Class R 749 18,515
ΩMatrimony.com, Ltd. 40 237
*Max Financial Services, Ltd. 3,294 50,882
*Max Healthcare Institute, Ltd. 8,306 107,969
Mayur Uniquoters, Ltd. 68 371
Mazagon Dock Shipbuilders,
Ltd. 152 5,501
Shares Value†
INDIA — (Continued)
Ω*Medi Assist Healthcare
Services, Ltd. 128 $ 680
*Medplus Health Services, Ltd. 4,666 44,523
*Meghmani Organics, Ltd.,
Class A 476 386
Ω*Metropolis Healthcare, Ltd. 3,645 73,410
Minda Corp., Ltd. 2,713 15,621
ΩMishra Dhatu Nigam, Ltd. 144 523
MM Forgings, Ltd. 112 454
MOIL, Ltd. 6,222 23,258
Mold-Tek Packaging, Ltd. 76 456
Monte Carlo Fashions, Ltd.,
Class A 44 298
*Morepen Laboratories, Ltd. 58,806 41,882
Motherson Sumi Wiring India,
Ltd. 210,820 139,143
Mphasis, Ltd. 3,287 96,061
MPS, Ltd. 16 431
MRF, Ltd. 93 148,064
*Mrs Bectors Food
Specialities, Ltd. 2,364 41,701
MSTC, Ltd. 92 559
*Mukand, Ltd. 132 156
Narayana Hrudayalaya, Ltd.,
Class A 3,517 73,288
Natco Pharma, Ltd. 7,189 72,406
National Aluminium Co., Ltd.,
Class A 38,505 71,314
National Fertilizers, Ltd. 380 381
*Nava, Ltd. 1,691 9,106
*Navneet Education, Ltd. 344 580
*Nazara Technologies, Ltd. 1,600 19,156
*NBCC India, Ltd., Class A 87,617 98,720
*NCC, Ltd. 35,801 89,795
NCL Industries, Ltd. 104 258
NELCO, Ltd. 32 312
*NESCO, Ltd. 1,127 12,576
Nestle India, Ltd. 5,390 152,365
*Network18 Media &
Investments, Ltd. 6,267 3,230
Neuland Laboratories, Ltd.,
Class A 269 38,183
*Newgen Software
Technologies, Ltd., Class A 2,027 23,670
*NHPC, Ltd. 97,102 98,603
NIIT Learning Systems, Ltd. 3,768 16,696
Nilkamal, Ltd. 20 382
ΩNippon Life India Asset
Management, Ltd. 5,102 38,571
Nitin Spinners, Ltd. 124 516
NLC India, Ltd. 5,467 14,727
NMDC, Ltd., Class H 148,227 113,674
NOCIL, Ltd. 360 750
*NRB Bearings, Ltd., Class A 144 371
NTPC, Ltd. 47,496 199,325
Nucleus Software Exports, Ltd. 28 289
*Nuvoco Vistas Corp., Ltd. 2,798 10,573
Oberoi Realty, Ltd. 3,704 71,972
Oil & Natural Gas Corp., Ltd. 35,735 103,398

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
INDIA — (Continued)
Oil India, Ltd. 5,335 $ 25,938
*One 97 Communications, Ltd. 8,117 83,083
*Onesource Specialty Pharma,
Ltd., Class H 106 2,040
Oracle Financial Services
Software, Ltd. 185 19,098
*Orchid Pharma, Ltd., Class A 24 228
Orient Electric, Ltd. 3,260 8,965
*Orient Green Power Co., Ltd.,
Class A 3,092 445
Orient Paper & Industries, Ltd.,
Class H 496 139
*Oriental Hotels, Ltd. 176 295
Page Industries, Ltd. 180 97,187
*Pakka, Ltd. 84 169
*Panacea Biotec, Ltd. 68 444
Panama Petrochem, Ltd.,
Class A 84 360
Ω*Parag Milk Foods, Ltd. 172 366
*Paramount Communications,
Ltd. 460 264
Patanjali Foods, Ltd. 1,084 24,456
*Patel Engineering, Ltd. 1,636 826
*PB Fintech, Ltd. 2,500 48,095
*PC Jeweller, Ltd. 217,603 31,501
PDS, Ltd. 108 485
*Pearl Global Industries, Ltd. 64 727
*Peninsula Land, Ltd. 312 107
*Pennar Industries, Ltd., Class
H 4,259 9,265
Persistent Systems, Ltd. 3,607 227,199
Petronet LNG, Ltd. 35,888 133,278
*PG Electroplast, Ltd. 5,495 54,915
*Phoenix Mills, Ltd. (The) 2,702 53,235
PI Industries, Ltd., Class H 2,347 101,127
Pidilite Industries, Ltd., Class A 2,526 90,711
Piramal Pharma, Ltd. 23,885 59,667
Pitti Engineering, Ltd. 150 1,680
PNB Gilts, Ltd. 164 191
PNC Infratech, Ltd., Class A 5,027 15,795
*Pokarna, Ltd., Class A 52 556
*Poly Medicure, Ltd. 84 2,559
Polycab India, Ltd. 447 29,206
Polyplex Corp., Ltd., Class G 8,295 119,687
Power Grid Corp. of India, Ltd. 50,628 184,244
*Power Mech Projects, Ltd. 1,009 31,284
*Praj Industries, Ltd. 9,672 52,811
Prakash Industries, Ltd. 372 755
Prakash Pipes, Ltd., Class R 48 235
ΩPrataap Snacks, Ltd., Class
F 32 459
Precision Camshafts, Ltd. 60 110
Precision Wires India, Ltd. 228 365
*Premier Explosives, Ltd. 40 197
Prestige Estates Projects, Ltd. 762 12,403
*Pricol, Ltd., Class R 3,985 20,653
Prince Pipes & Fittings, Ltd. 164 488
*Prism Johnson, Ltd. 352 514
Shares Value†
INDIA — (Continued)
*Privi Speciality Chemicals,
Ltd. 24 $ 560
*Procter & Gamble Health, Ltd. 275 16,542
Procter & Gamble Hygiene &
Health Care, Ltd., Class F 116 19,556
*PSP Projects, Ltd. 76 573
Punjab National Bank 19,152 22,717
*Puravankara, Ltd. 188 519
*PVR Inox, Ltd., Class A 4,818 53,744
ΩQuess Corp., Ltd. 12,311 48,233
*R Systems International, Ltd.,
Class F 112 416
*Radico Khaitan, Ltd. 1,461 42,467
*Rail Vikas Nigam, Ltd. 4,830 19,998
Rain Industries, Ltd. 1,349 2,260
*Rajesh Exports, Ltd. 2,013 4,321
*Rajratan Global Wire, Ltd. 56 273
Rallis India, Ltd. 3,702 10,309
*Ramco Cements, Ltd. (The) 13,176 147,163
*Ramco Systems, Ltd., Class F 48 214
*Ramky Infrastructure, Ltd. 88 488
Rane Holdings, Ltd. 24 364
*Rashtriya Chemicals &
Fertilizers, Ltd. 536 866
Ratnamani Metals & Tubes,
Ltd. 96 3,050
*RattanIndia Power, Ltd. 218,013 25,702
Raymond, Ltd., Class A 2,885 52,155
Ω*RBL Bank, Ltd. 82,858 196,514
Redington, Ltd. 44,265 128,739
Redtape, Ltd. 9,336 14,548
Relaxo Footwears, Ltd. 899 4,361
*Reliance Industrial
Infrastructure, Ltd. 28 283
ΩReliance Industries, Ltd.,
Class A, GDR 17,585 1,148,300
*Reliance Infrastructure, Ltd. 11,944 35,987
*Reliance Power, Ltd. 153,301 72,564
*Religare Enterprises, Ltd.,
Class A 4,213 10,561
Responsive Industries, Ltd. 212 451
Rhi Magnesita India, Ltd.,
Class A 2,356 12,304
*Rico Auto Industries, Ltd. 352 265
RITES, Ltd. 1,212 3,230
Rossari Biotech, Ltd. 64 499
Route Mobile, Ltd. 96 1,081
*RPG Life Sciences, Ltd. 16 396
*RPSG Ventures, Ltd. 44 424
*RSWM, Ltd. 112 192
Rupa & Co., Ltd., Class F 80 186
Safari Industries India, Ltd. 2,603 61,748
Sagar Cements, Ltd., Class F 208 524
Saksoft, Ltd. 116 211
Ω*Salasar Techno
Engineering, Ltd. 2,452 249
Samvardhana Motherson
International, Ltd. 95,204 150,181
*Sandhar Technologies, Ltd. 76 334

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
INDIA — (Continued)
*Sandur Manganese & Iron
Ores, Ltd. (The), Class A 128 $ 697
Sangam India, Ltd., Class A 52 240
*Sanghi Industries, Ltd. 260 186
*Sanghvi Movers, Ltd., Class A 188 585
Sanofi India, Ltd., Class A 267 18,782
Ω*Sansera Engineering, Ltd. 7,284 93,451
*Sapphire Foods India, Ltd. 27,803 104,158
*Sarda Energy & Minerals, Ltd. 284 1,519
Saregama India, Ltd. 2,149 13,330
Sasken Technologies, Ltd. 20 364
*Savita Oil Technologies, Ltd. 84 370
SBI Cards & Payment
Services, Ltd. 10,879 112,487
ΩSBI Life Insurance Co., Ltd. 8,422 176,029
Schaeffler India, Ltd. 403 16,566
*Schneider Electric
Infrastructure, Ltd. 3,205 21,832
*SEAMEC, Ltd. 28 323
*Selan Exploration
Technology, Ltd. 24 150
*SEPC, Ltd. 2,340 389
Seshasayee Paper & Boards,
Ltd. 140 446
Ω*SH Kelkar & Co., Ltd., Class
A 180 423
Shaily Engineering Plastics,
Ltd. 1,209 21,895
*Shalby, Ltd. 100 225
Shankara Building Products,
Ltd. 44 312
Shanthi Gears, Ltd., Class A 48 270
*Sharda Cropchem, Ltd. 72 469
*Sharda Motor Industries, Ltd. 471 9,478
Share India Securities, Ltd. 344 609
*Shilpa Medicare, Ltd. 7,707 59,027
Shipping Corp. of India, Ltd. 5,572 11,740
Shivalik Bimetal Controls, Ltd. 80 415
*Shoppers Stop, Ltd. 629 3,796
Shree Cement, Ltd., Class A 97 34,112
Shriram Pistons & Rings, Ltd. 912 19,395
*Shriram Properties, Ltd. 220 198
*Siemens Energy India, Ltd. 440 12,907
Siemens, Ltd., Class A 524 17,996
Ω*Sirca Paints India, Ltd. 40 137
*SIS, Ltd., Class R 168 671
Siyaram Silk Mills, Ltd. 76 601
SJS Enterprises, Ltd. 1,444 15,887
SJVN, Ltd. 1,216 1,353
*SKF India, Ltd. 598 27,504
Skipper, Ltd. 76 413
*SML ISUZU, Ltd. 12 216
Snowman Logistics, Ltd.,
Class A 368 226
*Sobha, Ltd. 485 7,590
Solar Industries India, Ltd. 755 117,713
*Solara Active Pharma
Sciences, Ltd. 68 398
Shares Value†
INDIA — (Continued)
Somany Ceramics, Ltd., Class
F 76 $ 386
ΩSona Blw Precision Forgings,
Ltd. 10,334 58,854
*Sonata Software, Ltd. 12,369 61,718
South Indian Bank, Ltd. (The) 84,111 25,358
*SP Apparels, Ltd. 36 311
SRF, Ltd. 5,739 204,395
*Star Cement, Ltd. 18,041 46,627
State Bank of India, Class A 43,382 404,968
State Bank of India, Class A,
GDR 368 34,298
*Steel Authority of India, Ltd.,
Class A 1,876 2,525
*Sterlite Technologies, Ltd. 23,672 17,484
*STL Networks, Ltd., Class A 23,672 7,246
Strides Pharma Science, Ltd. 2,176 16,739
*Stylam Industries, Ltd. 24 448
Styrenix Performance
Materials, Ltd. 1,005 32,757
*Subex, Ltd. 1,744 249
*Subros, Ltd. 84 596
Sudarshan Chemical
Industries, Ltd., Class A 3,255 39,474
*Sumitomo Chemical India,
Ltd. 3,665 22,064
Sun Pharmaceutical Industries,
Ltd. 8,543 185,282
Sun TV Network, Ltd. 6,493 47,719
Sundram Fasteners, Ltd. 4,347 47,188
*Sundrop Brands, Ltd. 28 256
*Sunteck Realty, Ltd., Class A 3,569 16,936
*Suprajit Engineering, Ltd. 2,622 11,942
Supreme Industries, Ltd. 1,780 74,564
Supreme Petrochem, Ltd. 4,077 31,370
Supriya Lifescience, Ltd. 68 519
Surya Roshni, Ltd. 3,856 11,698
*Suryoday Small Finance
Bank, Ltd. 236 358
*Sutlej Textiles and Industries,
Ltd. 288 126
*Suven Pharmaceuticals, Ltd. 843 11,346
*Suzlon Energy, Ltd. 412,793 275,574
*Swan Energy, Ltd. 6,154 29,268
*Swaraj Engines, Ltd. 16 771
Swelect Energy Systems, Ltd. 20 141
Symphony, Ltd. 28 382
ΩSyngene International, Ltd. 5,486 41,172
*TAJGVK Hotels & Resorts,
Ltd. 52 253
Talbros Automotive
Components, Ltd. 72 214
*Tamil Nadu Newsprint &
Papers, Ltd. 184 287
*Tamilnad Mercantile Bank,
Ltd., Class A 5,000 25,907
Tanla Platforms, Ltd. 5,761 32,346
*TARC, Ltd., Class A 284 522
Tata Chemicals, Ltd. 16,029 158,860

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
INDIA — (Continued)
Tata Communications, Ltd. 3,604 $ 67,888
Tata Consultancy Services,
Ltd. 14,470 591,534
*Tata Consumer Products, Ltd. 8,051 111,097
Tata Elxsi, Ltd. 892 60,879
Tata Motors, Ltd. 65,363 498,440
Tata Power Co., Ltd. (The) 24,185 110,041
Tata Steel, Ltd. 178,649 296,213
TCI Express, Ltd. 52 415
TD Power Systems, Ltd. 5,935 30,376
*TeamLease Services, Ltd. 36 806
Tech Mahindra, Ltd. 8,305 147,749
*Technocraft Industries India,
Ltd. 20 555
Tega Industries, Ltd. 44 704
Texmaco Rail & Engineering,
Ltd. 27,132 43,275
Thanga Mayil Jewellery, Ltd. 36 893
Thejo Engineering, Ltd. 8 169
*Themis Medicare, Ltd. 64 98
Thermax, Ltd. 267 10,402
Thirumalai Chemicals, Ltd. 176 510
Thomas Cook India, Ltd.,
Class R 6,836 10,870
Ω*Thyrocare Technologies,
Ltd., Class A 52 540
*Tilaknagar Industries, Ltd. 7,404 25,119
*Time Technoplast, Ltd. 7,535 30,110
Timken India, Ltd. 886 25,720
Tips Music, Ltd., Class F 2,602 19,389
Titagarh Rail System, Ltd. 1,259 11,134
Titan Co., Ltd., Class A 5,706 228,264
Torrent Pharmaceuticals, Ltd. 2,341 92,051
Torrent Power, Ltd. 4,771 86,917
Transport Corp. of India, Ltd.,
Class H 872 10,762
Trent, Ltd. 2,905 177,858
*Trident, Ltd. 82,031 25,731
Triveni Engineering &
Industries, Ltd., Class A 3,290 15,935
Triveni Turbine, Ltd. 2,774 17,079
*TTK Healthcare, Ltd. 12 169
TTK Prestige, Ltd. 128 919
Tube Investments of India, Ltd. 4,459 152,986
TV Today Network, Ltd. 104 204
TVS Holdings, Ltd. 206 22,188
TVS Motor Co., Ltd. 5,505 174,109
*TVS Srichakra, Ltd. 16 543
Uflex, Ltd. 112 732
Ugar Sugar Works, Ltd. 184 94
Ω*Ujjivan Small Finance Bank,
Ltd. 57,626 29,078
UltraTech Cement, Ltd. 1,458 200,898
*Unichem Laboratories, Ltd. 80 570
Union Bank of India, Ltd. 67,210 100,063
*United Breweries, Ltd. 336 8,591
United Spirits, Ltd. 4,021 74,434
*Universal Cables, Ltd. 36 190
Shares Value†
INDIA — (Continued)
UNO Minda, Ltd. 2,481 $ 26,260
*UPL, Ltd. 1,209 6,472
*UPL, Ltd. 27,472 217,835
*Urja Global, Ltd. 700 110
*Usha Martin, Ltd. 40,439 138,452
UTI Asset Management Co.,
Ltd., Class A 2,715 32,757
*V2 Retail, Ltd. 324 6,471
*VA Tech Wabag, Ltd. 2,951 44,888
*Vadilal Industries, Ltd. 12 898
Vaibhav Global, Ltd. 184 477
*Valor Estate, Ltd. 11,937 24,605
Vardhman Special Steels, Ltd. 80 228
Vardhman Textiles, Ltd. 4,011 21,564
Ω*Varroc Engineering, Ltd. 3,057 15,633
Varun Beverages, Ltd. 22,174 137,098
*Vascon Engineers, Ltd.,
Class A 432 204
*Vedant Fashions, Ltd. 828 7,664
Vedanta, Ltd. 50,718 251,658
Veedol Corporation, Ltd. 20 347
Venky's India, Ltd. 24 483
Vesuvius India, Ltd. 658 36,161
*V-Guard Industries, Ltd. 6,082 25,963
Vijaya Diagnostic Centre, Ltd. 2,574 30,483
*Vikas Lifecare, Ltd. 5,976 180
Vimta Labs, Ltd. 28 331
*Vinati Organics, Ltd. 582 11,192
*Vindhya Telelinks, Ltd. 20 312
*VIP Industries, Ltd. 1,491 5,399
*Vishnu Chemicals, Ltd., Class
A 88 443
*VL E-Governance & IT
Solutions, Ltd. 236 135
*Vodafone Idea, Ltd. 579,182 48,812
*Voltamp Transformers, Ltd. 1,354 117,019
Voltas, Ltd. 5,075 74,253
VRL Logistics, Ltd. 1,936 10,506
*VST Industries, Ltd. 176 605
*VST Tillers Tractors, Ltd. 12 508
*Walchandnagar Industries,
Ltd. 104 223
*Websol Energy System, Ltd. 1,996 30,931
Welspun Corp., Ltd. 7,585 68,907
*Welspun Enterprises, Ltd. 160 902
Welspun Living, Ltd., Class A 6,956 10,475
West Coast Paper Mills, Ltd.,
Class A 140 737
*Westlife Foodworld, Ltd. 2,498 19,831
Wheels India, Ltd. 44 352
Whirlpool of India, Ltd. 2,155 32,123
Wipro, Ltd. 3,462 9,896
#Wipro, Ltd., Sponsored ADR 31,462 89,981
*Wockhardt, Ltd., Class A 373 5,725
Wonderla Holidays, Ltd. 64 510
Yasho Industries, Ltd. 8 159
*Yes Bank, Ltd. 525,937 110,312
Zee Entertainment Enterprises,
Ltd. 56,082 70,597

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
INDIA — (Continued)
*Zee Media Corp., Ltd. 1,228 $ 204
Zensar Technologies, Ltd. 6,343 54,016
ZF Commercial Vehicle
Control Systems India, Ltd.,
Class A 39 5,783
Zydus Lifesciences, Ltd. 7,633 80,252
Zydus Wellness, Ltd. 963 20,121
TOTAL INDIA 42,427,123
INDONESIA — (2.0%)
ABM Investama TBK PT 2,200 440
*Adaro Minerals Indonesia
TBK PT 360,800 19,561
*Adhi Karya Persero TBK PT 11,100 195
Adi Sarana Armada TBK PT 6,900 285
AKR Corporindo TBK PT 461,200 35,007
*Alam Sutera Realty TBK PT 34,400 265
Allo Bank Indonesia TBK PT 9,700 430
Aneka Tambang TBK, Class H 418,400 54,694
Arwana Citramulia TBK PT 11,000 391
Astra Agro Lestari TBK PT 1,800 645
Astra International TBK PT 539,500 156,000
Astra Otoparts TBK PT 4,200 552
Avia Avian TBK PT, Class H 24,200 606
Bank Amar Indonesia TBK PT 19,700 199
Bank BTPN Syariah TBK PT 8,200 585
Bank Central Asia TBK PT 678,400 360,655
Bank Mandiri Persero TBK PT 1,079,200 317,909
*Bank Mayapada International
TBK PT 41,900 495
Bank Maybank Indonesia TBK
PT 36,000 447
*Bank Nationalnobu TBK PT 8,200 314
Bank Negara Indonesia
Persero TBK PT 250,100 62,977
*Bank Neo Commerce TBK PT 31,400 492
Bank OCBC Nisp TBK PT 12,400 975
*Bank Pan Indonesia TBK PT 193,300 18,748
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 11,100 578
*Bank Pembangunan Daerah
Jawa Timur TBK PT 12,900 404
Bank Rakyat Indonesia
Persero TBK PT 816,900 189,462
Bank Syariah Indonesia TBK
PT 216,000 37,084
Bank Tabungan Negara
Persero TBK PT 1,073,500 68,225
Barito Pacific TBK PT 434,500 19,500
Barito Renewables Energy
TBK PT 176,200 63,952
BISI International TBK PT 7,700 468
Blue Bird TBK PT 2,500 261
*Buana Lintas Lautan TBK PT 59,300 418
Bukit Asam TBK PT 514,900 85,610
Buma Internasional Grup Tbk
PT 14,100 341
*Bumi Resources Minerals
TBK PT 565,100 13,004
Shares Value†
INDONESIA — (Continued)
*Bumi Resources TBK PT 2,317,900 $ 14,941
*Bumi Serpong Damai TBK
PT, Class F 42,100 2,194
Catur Sentosa Adiprana TBK
PT 3,300 64
*Cemindo Gemilang PT 7,300 383
Charoen Pokphand Indonesia
TBK PT 150,800 42,969
ΩCikarang Listrindo TBK PT 6,400 274
Ciputra Development TBK PT,
Class A 887,800 49,203
Cisarua Mountain Dairy PT
TBK, Class A 62,900 17,354
*Citra Marga Nusaphala
Persada TBK PT 1,700 143
Dayamitra Telekomunikasi PT 490,200 18,309
Dharma Satya Nusantara TBK
PT, Class A 10,800 498
*Dian Swastatika Sentosa
TBK PT 19,400 53,175
Elang Mahkota Teknologi TBK
PT 725,300 23,376
Elnusa TBK PT 12,100 337
*Energi Mega Persada TBK PT 3,304,800 38,423
Erajaya Swasembada TBK PT 417,000 11,656
ESSA Industries Indonesia
TBK PT 607,600 22,144
Gajah Tunggal TBK PT 10,800 716
Garudafood Putra Putri Jaya
TBK PT 17,500 407
Golden Energy Mines TBK PT 1,400 780
*Gudang Garam TBK PT,
Class A 1,800 1,087
Hexindo Adiperkasa TBK PT,
Class A 900 255
Hillcon TBK PT 8,500 163
Impack Pratama Industri TBK
PT 18,900 383
Indah Kiat Pulp & Paper TBK
PT 446,900 138,647
Indika Energy TBK PT 6,900 601
Indo Tambangraya Megah
TBK PT 35,700 47,313
Indocement Tunggal Prakarsa
TBK PT 27,700 8,927
Indofood CBP Sukses Makmur
TBK PT 32,500 22,221
Indofood Sukses Makmur TBK
PT 164,800 79,422
Indomobil Sukses
Internasional TBK PT, Class F 5,000 260
Industri Jamu Dan Farmasi
Sido Muncul TBK PT, Class H 120,100 4,305
*Intiland Development TBK PT 23,800 221
Japfa Comfeed Indonesia TBK
PT 519,900 57,001
Jasa Marga Persero TBK PT 58,300 15,032
Kalbe Farma TBK PT 289,200 23,780
*Kawasan Industri Jababeka
TBK PT 58,300 608

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
INDONESIA — (Continued)
KMI Wire & Cable TBK PT 7,500 $ 178
*Lippo Karawaci TBK PT 374,900 2,078
Map Aktif Adiperkasa PT 565,100 22,127
Matahari Department Store
TBK PT 2,900 306
Mayora Indah TBK PT 178,900 24,572
MD Entertainment TBK PT 1,900 290
Medco Energi Internasional
TBK PT 32,100 2,030
*Media Nusantara Citra TBK
PT 23,400 369
Medikaloka Hermina TBK PT 1,052,200 71,626
*Mega Manunggal Property
TBK PT 6,000 186
*Merdeka Copper Gold TBK
PT 94,200 9,477
*Metro Healthcare Indonesia
TBK PT 55,700 698
Metrodata Electronics TBK PT 20,200 682
Metropolitan Kentjana TBK PT 500 749
Mitra Adiperkasa TBK PT 663,600 54,567
Mitra Keluarga Karyasehat
TBK PT 13,900 2,102
*MNC Digital Entertainment
TBK PT 3,300 94
*MNC Land TBK PT 11,205,200 83,702
Nippon Indosari Corpindo TBK
PT 3,200 167
ΩNusantara Sejahtera Raya
TBK PT 1,036,300 8,865
Pabrik Kertas Tjiwi Kimia TBK
PT, Class A 68,300 21,087
Pakuwon Jati TBK PT 816,100 18,780
*Panin Financial TBK PT 720,000 16,742
Pantai Indah Kapuk Dua TBK
PT 400 274
Perusahaan Gas Negara TBK
PT 421,300 42,764
Petrindo Jaya Kreasi TBK PT,
Class H 19,400 8,327
Petrosea TBK PT 38,800 6,661
*PP Persero TBK PT 12,200 300
PT Tower Bersama
Infrastructure Tbk, Class A 7,100 851
*Puradelta Lestari TBK PT 31,700 332
Salim Ivomas Pratama TBK PT 10,100 251
Sampoerna Agro TBK PT 2,100 295
Samudera Indonesia TBK PT 28,900 442
*Sarana Meditama
Metropolitan TBK PT 13,700 254
Sariguna Primatirta TBK PT 8,000 689
Sawit Sumbermas Sarana
TBK PT 21,300 2,002
Selamat Sempurna TBK PT 8,800 944
Semen Indonesia Persero
TBK PT 195,800 30,785
Sumber Alfaria Trijaya TBK
PT, Class A 568,600 73,986
Summarecon Agung TBK PT 40,200 1,046
Shares Value†
INDONESIA — (Continued)
Surya Citra Media TBK PT 69,500 $ 854
Surya Semesta Internusa TBK
PT, Class F 390,800 19,893
Telkom Indonesia Persero
TBK PT 57,500 9,145
Telkom Indonesia Persero
TBK PT, Sponsored ADR 6,258 97,812
Temas TBK PT 28,100 235
Tempo Scan Pacific TBK PT 2,200 350
*Timah TBK PT 8,000 574
Transcoal Pacific TBK PT 9,300 3,123
Triputra Agro Persada PT 14,800 869
Tunas Baru Lampung TBK PT 8,900 370
Ultrajaya Milk Industry &
Trading Co. TBK PT 175,600 14,651
Unilever Indonesia TBK PT,
Class A 227,300 23,483
United Tractors TBK PT 81,800 111,859
*Vale Indonesia TBK PT 7,800 1,170
Wintermar Offshore Marine
TBK PT 7,200 166
XLSMART Telecom Sejahtera
Tbk PT 540,500 70,004
TOTAL INDONESIA 3,075,981
KOREA, REPUBLIC OF — (13.3%)
*3S Korea Co., Ltd. 80 131
ABOV Semiconductor Co., Ltd. 20 141
*Abpro Bio Co., Ltd. 524 113
Advanced Process Systems
Corp., Class A 2,018 24,148
Aekyung Chemical Co., Ltd. 68 547
Aekyung Industrial Co., Ltd. 32 306
Ahnlab, Inc. 8 375
*Air Busan Co., Ltd., Class H 232 335
AJ Networks Co., Ltd. 80 208
Ajin Industrial Co., Ltd. 144 299
*Alteogen, Inc., Class A 134 33,088
*ALUKO Co., Ltd., Class H 212 316
*Amicogen, Inc., Class A 80 191
Amorepacific Corp., Class A 493 43,144
*Ananti, Inc. 3,979 19,006
*Anapass, Inc. 16 219
Asia Cement Co., Ltd. 780 6,036
Asia Holdings Co., Ltd. 4 734
*Asia Pacific Satellite, Inc. 12 104
Asia Paper Manufacturing Co.,
Ltd., Class F 10,088 48,967
Atec Co., Ltd. 8 165
Avaco Co., Ltd. 16 148
Baiksan Co., Ltd., Class A 32 321
BGF retail Co., Ltd., Class A 265 20,096
BGFecomaterials Co., Ltd.,
Class A 92 190
BH Co., Ltd. 2,792 24,237
*BHI Co., Ltd. 52 1,033
Binggrae Co., Ltd. 16 1,065
Bio Plus Co., Ltd. 60 323
*Bioneer Corp. 240 2,661

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*BNC Korea Co., Ltd. 88 $ 257
BNK Financial Group, Inc. 11,180 81,402
Boditech Med, Inc., Class A 2,757 33,534
Bookook Securities Co., Ltd. 12 231
Boryung 104 620
*Bosung Power Technology
Co., Ltd. 80 165
*Bukwang Pharmaceutical
Co., Ltd. 72 202
Byucksan Corp. 200 345
C&C International Co., Ltd. 8 181
*Cafe24 Corp., Class A 859 36,378
Caregen Co., Ltd. 2,015 33,808
*Celltrion Pharm, Inc. 213 7,200
Celltrion, Inc. 341 38,694
Cheil Worldwide, Inc., Class A 3,133 40,884
Chemtronics Co., Ltd. 2,439 38,091
*Chemtros Co., Ltd. 28 89
Cheryong Electric Co., Ltd. 829 18,166
Chips&Media, Inc. 20 231
*Choil Aluminum Co., Ltd. 120 144
Chong Kun Dang
Pharmaceutical Corp. 789 45,292
Chongkundang Holdings
Corp., Class A 8 261
*Chunbo Co., Ltd. 8 204
*CJ CGV Co., Ltd. 7,924 27,092
CJ CheilJedang Corp. 492 82,721
CJ Corp. 166 14,516
*CJ ENM Co., Ltd. 1,030 44,707
CJ Freshway Corp. 458 7,845
CJ Logistics Corp., Class H 393 23,002
CKD Bio Corp. 4 65
Classys, Inc. 632 28,588
CLIO Cosmetics Co., Ltd. 16 204
*CMG Pharmaceutical Co.,
Ltd., Class H 172 298
*CoAsia Corp. 32 72
*Com2uS Holdings Corp.,
Class F 16 224
*ContentreeJoongAng Corp. 16 108
Coocon Corp. 16 227
Cosmax, Inc. 489 59,340
Cosmecca Korea Co., Ltd. 37 1,126
*CosmoAM&T Co., Ltd. 149 4,125
*Cosmochemical Co., Ltd.,
Class A 24 262
Coway Co., Ltd. 3,384 208,777
Cowintech Co., Ltd., Class F 16 145
*Creative & Innovative System 164 833
Creverse, Inc. 16 161
*CrystalGenomics Invites Co.,
Ltd. 72 102
CS Wind Corp. 1,858 50,714
*CTC BIO, Inc. 16 77
*Cube Entertainment, Inc. 32 442
Cuckoo Homesys Co., Ltd. 32 513
*Curexo, Inc. 24 150
D.I Corp. 16 158
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Dae Hwa Pharmaceutical Co.,
Ltd. 12 $ 126
Dae Won Kang Up Co., Ltd. 144 395
*Daea TI Co., Ltd. 96 275
Daechang Forging Co., Ltd. 56 202
Daedong Corp. 1,094 7,912
Daeduck Electronics Co., Ltd. 2,920 28,676
*Dae-Il Corp. 88 290
Daejoo Electronic Materials
Co., Ltd. 709 41,198
Daesang Corp. 2,722 45,766
Daesang Holdings Co., Ltd. 56 420
*Daewon Cable Co., Ltd. 160 313
Daewon Pharmaceutical Co.,
Ltd. 187 1,814
*Daewoo Engineering &
Construction Co., Ltd. 16,135 40,238
Daewoong Co., Ltd. 453 6,469
Daewoong Pharmaceutical
Co., Ltd., Class A 454 44,075
Daishin Securities Co., Ltd.,
Class A 96 1,211
*Danal Co., Ltd. 951 1,927
Daol Investment & Securities
Co., Ltd., Class A 124 297
*Dawonsys Co., Ltd. 6,024 36,699
DB HiTek Co., Ltd. 2,925 78,912
DB Insurance Co., Ltd. 2,124 136,271
DB Securities Co., Ltd., Class
A 104 465
Dear U Co., Ltd. 78 2,609
Dentium Co., Ltd. 24 1,233
*Devsisters Co., Ltd. 31 864
*Dexter Studios Co., Ltd. 24 115
DI Dong Il Corp., Class A 701 20,391
Digital Daesung Co., Ltd. 52 279
*DIO Corp. 12 164
*DK Tech Co., Ltd. 32 161
DL Holdings Co., Ltd. 288 6,585
DMS Co., Ltd. 84 374
DN Automotive Corp., Class A 2,240 32,461
Dohwa Engineering Co., Ltd. 56 257
Dong-A Socio Holdings Co.,
Ltd. 209 15,144
Dong-A ST Co., Ltd. 248 8,400
Dongbang Transport Logistics
Co., Ltd., Class A 188 314
Dongjin Semichem Co., Ltd. 5,544 113,688
Dongkoo Bio & Pharma Co.,
Ltd. 44 167
DongKook Pharmaceutical
Co., Ltd. 1,057 11,302
Dongkuk Holdings Co., Ltd. 48 243
Dongkuk Industries Co., Ltd. 100 263
Dongkuk Steel Mill Co., Ltd. 6,751 43,598
Dongsung Chemical Co., Ltd. 145 420
Dongsung Finetec Co., Ltd. 1,289 22,579
*Dongsung Pharmaceutical
Co., Ltd. 16 42

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Dongwha Enterprise Co., Ltd. 56 $ 336
Dongwha Pharm Co., Ltd. 72 318
Dongwon F&B Co., Ltd. 108 2,800
Dongwon Systems Corp. 24 552
Dongwoon Anatech Co., Ltd.,
Class A 3,999 59,218
*Dongyang Steel Pipe Co., Ltd. 200 196
Doosan Bobcat, Inc. 4,031 138,951
Doosan Co., Ltd. 80 17,081
*Doosan Enerbility Co., Ltd. 6,614 134,700
*Doosan Fuel Cell Co., Ltd. 2,200 23,617
Doosan Tesna, Inc., Class A 890 15,840
Douzone Bizon Co., Ltd. 471 20,245
*Dream Security Co., Ltd. 100 246
Dreamtech Co., Ltd. 2,895 12,953
*DRTECH Corp. 56 75
*DSK Co., Ltd. 24 84
*Duk San Neolux Co., Ltd. 289 6,048
DY POWER Corp. 28 230
Easy Holdings Co., Ltd., Class
A 148 357
Echo Marketing, Inc. 48 280
Ecoplastic Corp. 144 302
*Ecopro BM Co., Ltd. 166 11,853
Ecopro Co., Ltd. 1,177 42,228
Ecopro HN Co., Ltd. 100 1,973
*Edge Foundry Co., Ltd.,
Class A 76 201
E-MART, Inc. 588 37,931
*EMKOREA Co., Ltd. 68 102
*EMRO, Inc. 12 449
*EM-Tech Co., Ltd. 20 172
*Enchem Co., Ltd. 52 2,901
ENF Technology Co., Ltd. 3,179 55,462
*Envioneer Co., Ltd. 4 53
Eo Technics Co., Ltd., Class A 70 5,678
*ESTsoft Corp., Class A 12 168
*Eubiologics Co., Ltd. 1,036 9,540
Eugene Investment &
Securities Co., Ltd. 8,106 15,796
Eugene Technology Co., Ltd. 639 15,284
*EV Advanced Material Co.,
Ltd. 76 77
*Everybot, Inc. 4 39
*E-World 84 84
*Exem Co., Ltd. 68 103
Exicon Co., Ltd. 12 86
F&F Co., Ltd. 44 2,185
FarmStory Co., Ltd., Class A 224 191
*Fine M-Tec Co., Ltd. 72 267
*Fine Semitech Corp. 20 249
*Firstec Co., Ltd. 24 61
*Foosung Co., Ltd. 112 345
Galaxia Moneytree Co., Ltd. 20 118
*GAMSUNG Corp. Co., Ltd. 3,159 8,056
*Gaon Cable Co., Ltd., Class A 12 509
*GC Cell Corp. 1,150 16,665
*GeneOne Life Science, Inc. 124 202
*Genexine, Inc. 56 181
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Giantstep, Inc. 84 $ 404
Global Standard Technology
Co., Ltd. 3,038 36,503
*Global Tax Free Co., Ltd. 608 2,391
GnCenergy Co., Ltd. 42 671
GOLFZON Co., Ltd. 649 29,950
Grand Korea Leisure Co., Ltd. 1,673 14,300
Green Cross Corp. 301 26,299
Green Cross Holdings Corp. 458 4,511
GS Engineering &
Construction Corp. 7,695 98,793
GS Global Corp. 172 312
GS Holdings Corp. 4,106 111,785
*GS P&L Co., Ltd. 27 401
GS Retail Co., Ltd., Class A 532 5,539
HAESUNG DS Co., Ltd. 2,073 33,687
Haesung Industrial Co., Ltd.,
Class H 52 237
Han Kuk Carbon Co., Ltd. 56 768
Hana Financial Group, Inc.,
Class A 8,328 377,880
Hana Materials, Inc. 24 469
Hana Micron, Inc. 605 4,631
*Hana Technology Co., Ltd. 12 169
Hana Tour Service, Inc. 961 35,087
*Hanall Biopharma Co., Ltd. 12 234
Hancom, Inc., Class A 877 13,172
Handok, Inc. 32 263
Handsome Co., Ltd., Class A 619 6,736
Hanil Cement Co., Ltd. 838 10,611
Hanil Feed Co., Ltd. 32 80
Hanil Holdings Co., Ltd. 52 542
Hanjin Kal Corp. 348 19,462
Hanjin Transportation Co., Ltd. 32 431
Hankook Cosmetics
Manufacturing Co., Ltd. 4 156
Hanmi Pharm Co., Ltd. 300 56,771
Hanmi Science Co., Ltd. 39 798
Hanmi Semiconductor Co.,
Ltd. 2,323 124,362
HanmiGlobal Co., Ltd. 28 316
Hannong Chemicals, Inc. 24 251
*Hanon Systems, Class A 7,533 18,866
Hansae Co., Ltd. 253 1,984
Hanshin Machinery Co. 44 94
Hansol Chemical Co., Ltd. 522 42,487
Hansol Paper Co., Ltd. 64 377
Hansol Technics Co., Ltd. 104 349
Hanssem Co., Ltd., Class A 148 4,420
Hanwha Aerospace Co., Ltd. 474 265,760
Hanwha Corp. 823 27,877
*Hanwha Engine 2,372 45,471
*Hanwha Galleria Corp. 304 255
*Hanwha General Insurance
Co., Ltd. 5,537 15,892
*Hanwha Investment &
Securities Co., Ltd. 6,513 15,738
*Hanwha Life Insurance Co.,
Ltd. 540 1,007

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Hanwha Ocean Co., Ltd. 64 $ 3,534
Hanwha Solutions Corp. 8,422 177,149
Hanwha Systems Co., Ltd. 2,644 72,540
*Hanwha Vision Co., Ltd. 369 15,627
Hanyang Securities Co., Ltd.,
Class A 28 263
*Harim Co., Ltd. 124 267
Harim Holdings Co., Ltd. 2,149 9,040
HB SOLUTION Co., Ltd.,
Class A 68 116
HD Hyundai Co., Ltd. 1,530 84,707
HD Hyundai Construction
Equipment Co., Ltd. 648 30,862
HD Hyundai Electric Co., Ltd. 464 100,373
*HD Hyundai Energy Solutions
Co., Ltd. 28 563
HD Hyundai Heavy Industries
Co., Ltd. 12 3,394
HD Hyundai Infracore Co., Ltd. 17,558 101,655
HD HYUNDAI MIPO 281 32,953
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 460 88,020
HDC Holdings Co., Ltd. 458 6,199
HDC Hyundai Development
Co-Engineering & Construction 440 7,723
*HD-Hyundai Marine Engine 45 1,168
*Helixmith Co., Ltd. 68 127
*Heung-A Shipping Co., Ltd. 228 249
High Tech Pharm Co., Ltd. 20 187
Hite Jinro Co., Ltd. 2,625 35,696
HK inno.N Corp 534 15,139
HL Holdings Corp. 639 16,453
HL Mando Co., Ltd., Class A 1,621 42,478
*HLB Biostep Co., Ltd. 116 134
*HLB Global Co., Ltd. 72 156
*HLB Life Science Co., Ltd. 526 2,331
*HLB, Inc. 868 34,744
*Homecast Co., Ltd. 48 86
*Hotel Shilla Co., Ltd., Class A 1,387 42,883
HS Hyosung Advanced
Materials Corp. 23 2,877
HS Industries Co., Ltd. 211 695
*Hugel, Inc., Class A 126 32,397
Humedix Co., Ltd., Class A 743 20,934
Huons Co., Ltd. 1,474 26,234
Hwa Shin Co., Ltd. 516 2,868
*Hwail Pharm Co., Ltd. 212 162
Hwaseung Enterprise Co.,
Ltd., Class A 48 262
HYBE Co., Ltd. 232 43,577
Hyosung Corp. 105 3,922
Hyosung Heavy Industries
Corp. 74 25,482
Hyosung TNC Corp. 267 44,610
Hyundai Autoever Corp. 362 31,374
Hyundai Bioland Co., Ltd. 52 158
Hyundai BNG Steel Co., Ltd. 28 240
Hyundai Department Store
Co., Ltd. 699 29,406
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Hyundai Elevator Co., Ltd. 329 $ 17,104
Hyundai Ezwel Co., Ltd. 48 179
Hyundai Glovis Co., Ltd. 1,355 108,667
Hyundai Green Food 780 8,527
Hyundai Livart Furniture Co.,
Ltd. 40 204
*Hyundai Marine & Fire
Insurance Co., Ltd. 2,447 38,215
Hyundai Motor Co. 3,985 534,324
Hyundai Motor Securities Co.,
Ltd. 1,080 4,969
Hyundai Movex Co., Ltd. 108 342
Hyundai Rotem Co., Ltd.,
Class A 1,969 155,415
Hyundai Steel Co. 946 16,305
Hyundai Wia Corp., Class A 789 23,756
HyVision System, Inc. 1,527 17,005
i3system, Inc., Class A 12 480
iFamilySC Co., Ltd. 338 4,958
*Il Dong Pharmaceutical Co.,
Ltd. 28 233
Iljin Electric Co., Ltd. 622 11,027
Iljin Holdings Co., Ltd. 68 183
*Iljin Hysolus Co., Ltd. 16 152
Iljin Power Co., Ltd. 24 155
*Ilshin Stone Co., Ltd. 68 105
Ilyang Pharmaceutical Co.,
Ltd. 40 346
iM Financial Group Co., Ltd. 15,621 112,968
iMarketKorea, Inc. 68 380
InBody Co., Ltd. 1,316 22,404
Incar Financial Service Co.,
Ltd. 373 2,173
Industrial Bank of Korea, Class
A 8,017 86,515
Innocean Worldwide, Inc. 741 9,498
InnoWireless Co., Ltd. 16 218
Innox Advanced Materials Co.,
Ltd., Class A 624 10,031
*Insun ENT Co., Ltd., Class A 88 317
*Insung Information Co., Ltd. 64 100
Intellian Technologies, Inc. 12 324
*Interflex Co., Ltd. 40 235
iNtRON Biotechnology, Inc. 44 127
IS Dongseo Co., Ltd. 56 714
ISC Co., Ltd. 161 5,612
i-SENS, Inc. 32 369
*ISU Abxis Co., Ltd. 36 128
*ISU Chemical Co., Ltd. 24 95
IsuPetasys Co., Ltd., Class R 4,376 98,048
*ITEK, Inc. 56 227
*ITM Semiconductor Co., Ltd. 20 170
*Jahwa Electronics Co., Ltd. 2,114 17,697
JB Financial Group Co., Ltd. 5,866 70,441
*Jeil Pharmaceutical Co., Ltd. 8 70
*Jeju Air Co., Ltd. 120 566
*Jeju Semiconductor Corp. 2,316 20,627
*Jin Air Co., Ltd. 80 503
Jinsung T.E.C. 32 203

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*JNTC Co., Ltd. 60 $ 578
Jusung Engineering Co., Ltd. 1,101 26,024
JVM Co., Ltd. 20 326
JW Holdings Corp. 128 276
JW Life Science Corp. 32 259
JW Pharmaceutical Corp. 48 755
JYP Entertainment Corp. 860 41,866
K Car Co., Ltd. 48 473
K Ensol Co., Ltd. 16 130
Kakao Corp. 2,102 56,561
*Kakao Games Corp. 2,075 20,728
KakaoBank Corp. 1,311 20,566
*Kakaopay Corp. 108 2,405
Kangnam Jevisco Co., Ltd. 24 200
*Kangwon Energy Co., Ltd. 40 200
KB Financial Group, Inc.,
Class A 528 33,504
KB Financial Group, Inc.,
Class A, Sponsored ADR 7,590 478,018
KC Tech Co., Ltd. 95 1,744
KCC Glass Corp., Class F 140 3,152
KCTC 96 258
*KEC Corp. 704 364
*Keeps Biopharma Inc 36 271
KEPCO Engineering &
Construction Co., Inc. 12 574
KEPCO Plant Service &
Engineering Co., Ltd. 64 1,986
KG Chemical Corp. 84 235
KG DONGBUSTEEL 188 786
KG Eco Solution Co., Ltd. 116 449
*KG Mobility Co. 208 477
KGMobilians Co., Ltd. 80 238
KH Vatec Co., Ltd. 2,012 13,022
*<Kib Plug Energy, Class A 468 127
*KidariStudio, Inc. 64 156
KINX, Inc. 362 20,067
KISWIRE, Ltd. 34 413
KIWOOM Securities Co., Ltd. 352 33,925
*KMW Co., Ltd. 28 170
*KNJ Co., Ltd. 20 222
Koh Young Technology, Inc. 96 932
Kolmar BNH Co., Ltd. 20 190
Kolmar Korea Co., Ltd. 687 36,682
Kolon Corp. 24 394
Kolon Enp, Inc. 52 229
Kolon Industries, Inc. 2,323 49,271
*Kolon Life Science, Inc. 12 220
KoMiCo, Ltd., Class A 583 24,075
Korea Aerospace Industries,
Ltd. 2,890 168,338
*Korea Circuit Co., Ltd. 44 314
Korea District Heating Corp. 4 149
Korea Electric Power Corp.,
Sponsored ADR 8,160 74,174
Korea Electric Terminal Co.,
Ltd. 631 28,631
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Korea Electronic Power
Industrial Development Co.,
Ltd. 40 $ 355
Korea Fuel-Tech Corp. 76 250
Korea Gas Corp. 654 17,874
*Korea Information &
Communications Co., Ltd. 60 327
Korea Information Certificate
Authority, Inc. 64 197
Korea Investment Holdings
Co., Ltd. 1,966 114,793
*Korea Line Corp. 7,073 7,563
Korea Petrochemical Ind Co.,
Ltd. 352 20,751
Korea Petroleum Industries
Co. 8 73
Korea Ratings Corp. 4 253
Korea United Pharm, Inc. 580 7,969
Korean Air Lines Co., Ltd. 4,870 71,774
Korean Reinsurance Co. 6,383 36,372
*Krafton, Inc. 548 143,216
KSS LINE, Ltd. 4,590 28,899
KT Skylife Co., Ltd. 92 287
KT&G Corp., Class W 1,488 120,066
KTCS Corp. 124 241
Kukje Pharma Co., Ltd. 20 65
Kukjeon Pharmaceutical Co.,
Ltd. 36 81
Kumho Petrochemical Co., Ltd. 314 26,242
*Kumho Tire Co., Inc. 12,551 42,558
Kwang Dong Pharmaceutical
Co., Ltd., Class A 2,822 10,879
Kyeryong Construction
Industrial Co., Ltd., Class A 28 503
Kyobo Securities Co., Ltd. 60 279
Kyung Dong Navien Co., Ltd. 134 6,834
Kyung-In Synthetic Corp. 132 294
L&C Bio Co., Ltd. 16 250
*L&F Co., Ltd. 8 365
*L&K Biomed Co., Ltd. 16 77
*LabGenomics Co., Ltd. 1,314 1,987
Lake Materials Co., Ltd. 3,194 28,738
*LB Semicon, Inc. 1,005 2,372
Lee Ku Industrial Co., Ltd. 48 143
LEENO Industrial, Inc., Class
H 2,410 61,204
LG Chem, Ltd. 1,431 217,443
LG Corp. 1,673 78,383
*LG Display Co., Ltd. 15,157 90,313
LG Electronics, Inc. 4,303 216,134
*LG Energy Solution, Ltd. 333 76,017
LG H&H Co., Ltd. 263 62,443
*LG HelloVision Co., Ltd. 164 303
LG Innotek Co., Ltd. 668 65,602
LG Uplus Corp., Class R 11,232 94,976
LIG Nex1 Co., Ltd. 450 101,460
*LigaChem Biosciences, Inc. 254 18,762
*LOT Vacuum Co., Ltd. 72 444
Lotte Chemical Corp. 32 1,357

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Lotte Chilsung Beverage Co.,
Ltd. 629 $ 48,541
Lotte Corp. 88 1,399
*Lotte Energy Materials Corp. 767 12,221
Lotte Innovate Co., Ltd. 20 264
*Lotte Non-Life Insurance Co.,
Ltd. 240 291
Lotte Rental Co., Ltd. 414 8,563
Lotte Shopping Co., Ltd. 265 12,639
*Lotte Tour Development Co.,
Ltd. 80 611
Lotte Wellfood Co., Ltd. 32 2,668
LS Corp. 1,012 93,262
LS Eco Energy, Ltd. 40 900
LS Electric Co., Ltd. 253 36,219
LS Marine Solution Co., Ltd. 16 201
LTC Co., Ltd. 12 84
*LVMC Holdings 13,542 16,633
LX Hausys, Ltd. 1,646 33,464
LX INTERNATIONAL Corp. 2,395 44,733
LX Semicon Co., Ltd. 1,036 39,501
M.I.Tech Co., Ltd. 32 181
Macquarie Korea Infrastructure
Fund 13,690 110,367
Macrogen, Inc. 12 136
Maeil Dairies Co., Ltd. 20 518
*Manyo Co., Ltd. 24 311
Mcnex Co., Ltd. 2,842 47,883
*MDS Tech, Inc. 228 182
Medytox, Inc. 8 983
*Meerecompany, Inc. 8 101
MegaStudyEdu Co., Ltd. 235 7,968
Meritz Financial Group, Inc. 3,026 264,176
*Micro Digital Co., Ltd. 16 107
*Mirae Asset Life Insurance
Co., Ltd. 196 751
Mirae Asset Securities Co.,
Ltd. 1,400 11,671
Misto Holdings Corp. 932 24,292
Miwon Commercial Co., Ltd. 4 539
Miwon Specialty Chemical
Co., Ltd. 4 447
MNTech Co., Ltd. 480 2,657
Modetour Network, Inc. 16 126
*MONAYONGPYONG 92 287
Motrex Co., Ltd. 378 2,274
mPlus Corp. 24 126
*MS Autotech Co., Ltd. 176 288
Myoung Shin Industrial Co.,
Ltd., Class A 1,663 9,757
Namhae Chemical Corp. 72 345
Namuga Co., Ltd. 36 326
*NanoenTek, Inc., Class A 44 106
Nature Holdings Co., Ltd.
(The) 48 340
NAVER Corp. 456 64,318
NCSoft Corp. 201 20,687
Neosem, Inc. 24 169
*Neowiz 981 16,114
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*NEPES Corp. 52 $ 251
*Neptune Co. 80 414
ΩNetmarble Corp. 615 19,339
New Power Plasma Co., Ltd. 96 312
*Newflex Technology Co., Ltd. 52 166
Nexen Corp. 104 345
Nexen Tire Corp. 168 639
*Nexon Games Co., Ltd. 24 218
Nexteel Co., Ltd. 53 469
NEXTIN, Inc. 24 905
NH Investment & Securities
Co., Ltd. 6,526 70,471
NHN KCP Corp. 248 1,350
NICE Holdings Co., Ltd. 1,381 10,939
Nice Information &
Telecommunication, Inc. 24 314
NICE Information Service Co.,
Ltd. 108 984
Nong Shim Holdings Co., Ltd.,
Class H 8 378
NongShim Co., Ltd., Class A 64 18,144
NOROO Paint & Coatings Co.,
Ltd., Class A 40 233
NOVAREX Co., Ltd. 28 201
NPC 88 254
OCI Co., Ltd. 20 775
OCI Holdings Co., Ltd. 2,454 111,694
ONEJOON Co., Ltd. 32 204
*OptoElectronics Solutions
Co., Ltd. 12 77
Oriental Precision &
Engineering Co., Ltd. 80 310
Orion Corp. 1,454 126,017
*OSTEONIC Co., Ltd. 52 253
Otoki Corp. 81 22,821
*Paik Kwang Industrial Co.,
Ltd. 877 4,022
Pan Ocean Co., Ltd. 9,726 22,818
Paradise Co., Ltd. 2,696 23,423
Park Systems Corp. 580 82,828
Partron Co., Ltd. 5,853 28,328
*Pearl Abyss Corp. 16 399
People & Technology, Inc.,
Class A 2,588 73,917
*Peptron, Inc. 8 919
PharmaResearch Co., Ltd.,
Class H 197 52,178
*PharmGen Science, Inc.,
Class A 68 192
Pharmicell Co., Ltd. 52 386
*Philoptics Co., Ltd. 12 257
PI Advanced Materials Co.,
Ltd. 428 4,923
Poongsan Corp., Class A 1,296 54,065
Posco DX Co., Ltd. 104 1,796
*POSCO Future M Co., Ltd. 8 703
#POSCO Holdings, Inc.,
Sponsored ADR 4,608 209,802
Posco International Corp. 3,634 126,161

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Posco M-Tech Co., Ltd. 28 $ 238
POSCO Steeleon Co., Ltd. 12 319
*Power Logics Co., Ltd. 88 288
Protec Co., Ltd. 8 135
PSK Holdings, Inc. 12 290
PSK, Inc. 72 902
Pulmuone Co., Ltd. 36 372
Pumtech Korea Co., Ltd. 16 615
QRT, Inc. 12 102
*Rainbow Robotics 4 761
*Reyon Pharmaceutical Co.,
Ltd. 12 96
RFHIC Corp. 28 305
*RFTech Co., Ltd. 96 252
*Robostar Co., Ltd., Class A 12 207
*Robotis Co., Ltd., Class A 8 193
Rorze Systems Corp., Class A 24 246
S&S Tech Corp. 112 2,718
S-1 Corp. 698 31,180
*Sajo Industries Co., Ltd. 8 204
Sajodaerim Corp. 12 322
Sam Chun Dang Pharm Co.,
Ltd. 4 396
Sam-A Aluminum Co., Ltd. 4 71
Samchully Co., Ltd. 4 258
SAMHWA Paints Industrial
Co., Ltd. 52 220
Samick THK Co., Ltd. 16 110
*Samil Pharmaceutical Co.,
Ltd. 28 258
Samji Electronics Co., Ltd. 40 295
Samjin Pharmaceutical Co.,
Ltd. 24 301
Sammok S-Form Co., Ltd. 20 296
SAMPYO Cement Co., Ltd. 144 318
Ω*Samsung Biologics Co., Ltd. 180 133,211
Samsung E&A Co., Ltd. 7,675 103,881
Samsung Electro-Mechanics
Co., Ltd. 1,287 106,563
Samsung Electronics Co., Ltd. 56,438 2,203,524
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 2,150 2,076,900
Samsung Fire & Marine
Insurance Co., Ltd. 633 166,766
*Samsung Heavy Industries
Co., Ltd. 7,281 74,628
Samsung Life Insurance Co.,
Ltd. 1,546 93,750
*Samsung Pharmaceutical
Co., Ltd. 148 156
Samsung SDI Co., Ltd. 890 110,193
Samsung SDS Co., Ltd. 623 56,274
Samsung Securities Co., Ltd. 1,529 56,148
SAMT Co., Ltd. 176 336
Samwha Capacitor Co., Ltd. 768 13,399
Samwha Electric Co., Ltd. 8 157
Samyang Corp. 12 404
Samyang Foods Co., Ltd. 139 94,851
Samyang Packaging Corp. 20 191
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Samyoung Co., Ltd. 80 $ 227
Sang-A Frontec Co., Ltd.,
Class A 16 176
Sangsin Energy Display
Precision Co., Ltd., Class A 48 258
Saramin Co., Ltd. 16 177
Satrec Initiative Co., Ltd. 4 127
SD Biosensor, Inc. 2,712 17,934
SeAH Besteel Holdings Corp. 60 754
SeAH Holdings Corp. 4 259
SeAH Steel Corp. 4 498
SeAH Steel Holdings Corp.,
Class A 8 1,275
Seegene, Inc. 1,378 25,495
Sejin Heavy Industries Co.,
Ltd. 32 195
*SEMCNS Co., Ltd. 28 91
Seobu T&D 6,532 26,514
*Seojin System Co., Ltd. 1,151 16,478
*Seoul Auction Co., Ltd. 20 125
*Seoul Semiconductor Co.,
Ltd. 6,672 31,260
Seoyon Co., Ltd. 56 293
Seoyon E-Hwa Co., Ltd. 1,876 15,573
SFA Engineering Corp. 199 2,849
*SFA Semicon Co., Ltd., Class
A 120 253
SGC Energy Co., Ltd. 1,848 30,226
Shin Heung Energy &
Electronics Co., Ltd. 80 238
Shindaeyang Paper Co., Ltd. 56 336
Shinhan Financial Group Co.,
Ltd. 616 22,274
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 8,782 315,976
Shinil Electronics Co., Ltd. 96 104
Shinsegae International, Inc. 60 416
Shinsegae, Inc., Class A 1,541 171,391
Shinsung Delta Tech Co., Ltd. 144 6,007
*Shinsung E&G Co., Ltd.,
Class A 3,492 3,353
*Silicon2 Co., Ltd. 907 22,811
SIMMTECH Co., Ltd. 679 7,518
*SK Biopharmaceuticals Co.,
Ltd. 1,477 110,658
*SK Bioscience Co., Ltd. 318 8,859
SK Discovery Co., Ltd. 505 14,779
SK Gas, Ltd. 13 2,190
SK Hynix, Inc., Class A 13,822 1,725,927
Ω*SK IE Technology Co., Ltd. 744 11,750
SK Innovation Co., Ltd. 1,294 85,933
SK Networks Co., Ltd. 11,544 34,352
*SK oceanplant Co., Ltd. 40 422
SK Securities Co., Ltd. 1,184 402
SK Telecom Co., Ltd., ADR 1,658 35,796
SK, Inc., Class A 980 91,278
*SKC Co., Ltd. 228 16,376
SL Corp. 2,831 65,423

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*SM Culture & Contents Co.,
Ltd. 128 $ 132
SM Entertainment Co., Ltd. 257 22,400
*SMEC Co., Ltd. 116 221
SNT Motiv Co., Ltd. 116 2,252
*SOCAR, Inc. 32 326
S-Oil Corp. 1,732 63,358
Solid, Inc. 10,265 51,487
*SOLUM Co., Ltd. 5,535 63,975
Solus Advanced Materials Co.,
Ltd. 115 691
Songwon Industrial Co., Ltd. 1,425 11,458
SOOP Co., Ltd. 374 21,601
Soulbrain Co., Ltd., Class A 193 23,624
SPG Co., Ltd. 24 422
ST Pharm Co., Ltd. 148 8,225
Straffic Co., Ltd. 80 222
*Studio Dragon Corp. 1,093 39,368
*STX Engine Co., Ltd. 20 338
Suheung Co., Ltd., Class A 24 241
*Sukgyung AT Co., Ltd., Class
A 4 139
Sung Kwang Bend Co., Ltd. 1,107 21,221
*Sungeel Hitech Co., Ltd.,
Class A 12 285
Sungshin Cement Co., Ltd. 76 491
Sungwoo Hitech Co., Ltd.,
Class A 7,860 30,799
Sunjin Co., Ltd. 56 231
*SY Co., Ltd. 60 157
*Synergy Innovation Co., Ltd. 80 161
*Synopex, Inc. 243 1,084
Systems Technology, Inc. 24 335
T&L Co., Ltd. 41 2,074
*Taewoong Co., Ltd. 351 3,714
Taeyang Metal Industrial Co.,
Ltd. 72 152
*Taihan Electric Wire Co., Ltd.,
Class A 920 7,527
TCC Steel 16 225
TechWing, Inc. 1,443 34,413
*Tego Science, Inc. 4 44
Telechips, Inc. 32 305
TES Co., Ltd. 184 2,608
*Theragen Etex Co., Ltd. 116 246
TK Corp., Class A 2,012 29,794
TKG Huchems Co., Ltd. 1,072 12,119
TLB Co., Ltd. 12 144
Tokai Carbon Korea Co., Ltd.,
Class A 331 19,955
*Tongyang Life Insurance Co.,
Ltd., Class A 3,523 15,143
Toptec Co., Ltd., Class A 140 407
Tovis Co., Ltd. 2,685 29,749
TS Corp. 168 402
TSE Co., Ltd. 12 346
*Tuksu Construction Co., Ltd. 40 230
*Tway Air Co., Ltd. 6,251 9,411
TYM Corp. 622 1,960
Shares Value†
KOREA, REPUBLIC OF — (Continued)
UBCare Co., Ltd. 40 $ 106
*Uni-Chem Co., Ltd. 112 129
Unid Co., Ltd., Class A 356 21,989
Union Semiconductor
Equipment & Materials Co.,
Ltd. 40 167
*Unison Co., Ltd., Class A 296 249
*UniTest, Inc. 28 195
Unitrontech Co., Ltd. 76 313
Value Added Technology Co.,
Ltd. 1,111 15,866
VICTEK Co., Ltd., Class A 40 115
Vieworks Co., Ltd. 20 345
*Vina Tech Co., Ltd. 4 70
VIOL Co., Ltd. 2,901 17,143
Vitzro Tech Co., Ltd. 32 175
Vitzrocell Co., Ltd. 44 738
*VM, Inc. 28 229
*VT Co., Ltd. 1,380 37,182
WiSoL Co., Ltd. 88 423
Won Tech Co., Ltd. 140 811
WONIK IPS Co., Ltd. 2,686 42,893
Wonik Materials Co., Ltd. 24 341
*WONIK PNE Co., Ltd. 52 78
Wonik QnC Corp. 52 622
Woojin, Inc. 36 203
Woori Financial Group, Inc. 5,247 65,371
Woori Financial Group, Inc.,
Class A, ADR 6,385 236,692
*Woori Technology, Inc. 140 198
*Woosu AMS Co., Ltd., Class
A 104 226
Worldex Industry & Trading
Co., Ltd. 1,587 19,493
Xexymix Corp., Class A 48 206
Y G-1 Co., Ltd. 60 247
*Y2 Solution Co., Ltd. 104 199
*YC Corp. 28 193
*Yest Co., Ltd. 24 283
YG Entertainment, Inc. 100 4,720
*YMT Co., Ltd., Class A 16 102
Youlchon Chemical Co., Ltd. 16 314
Youngone Holdings Co., Ltd.,
Class A 238 15,973
Yuanta Securities Korea Co.,
Ltd. 344 715
Yuhan Corp. 154 12,329
*Yulho Co., Ltd. 92 114
*Yungjin Pharmaceutical Co.,
Ltd. 136 195
Zeus Co., Ltd., Class A 1,408 12,778
*Zinus, Inc. 467 5,739
TOTAL KOREA, REPUBLIC
OF 20,886,916
KUWAIT — (1.2%)
A'ayan Leasing & Investment
Co. KSCP 46,055 24,350
*Acico Industries Co. KSC 1,016 229

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
KUWAIT — (Continued)
Agility Public Warehousing Co.
KSC 22,133 $ 18,998
*Al Ahli Bank of Kuwait KSCP 2,028 2,006
Ali Alghanim Sons Automotive
Co. KSCC 4,657 15,883
*Arabi Group Holding KSC 308 387
Boubyan Bank KSCP 361 800
Boursa Kuwait Securities Co.
KPSC 4,071 36,046
Burgan Bank SAK 2,079 1,527
Combined Group Contracting
Co. SAK 11,134 23,584
Commercial Real Estate Co.
KSC 42,916 23,391
Gulf Bank KSCP 124,134 136,126
Gulf Cables & Electrical
Industries Group Co. KSCP,
Class R 9,602 70,511
Heavy Engineering & Ship
Building Co. KSCP, Class A 1,491 4,521
Humansoft Holding Co. KSC,
Class A 1,680 13,011
*IFA Hotels & Resorts-KPSC 192 899
Integrated Holding Co. KCSC 500 930
Jazeera Airways Co. KSCP 244 886
*Kuwait Business Town Real
Estate Co KSCP 596 313
Kuwait Finance House KSCP 179,113 422,646
Kuwait Insurance Co. SAK 500 881
Kuwait International Bank
KSCP 50,992 37,612
Kuwait Real Estate Co. KSC 1,916 2,351
Kuwait Telecommunications
Co., Class A 7,756 13,720
Mabanee Co. KPSC, Class A 10,680 27,641
Mezzan Holding Co. KSCC,
Class A 300 935
Mobile Telecommunications
Co. KSCP 109,376 168,847
National Bank of Kuwait SAKP,
Class K 118,190 367,222
*Salhia Real Estate Co. KSCP 9,846 14,461
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC, Class A 1,356 655
*Warba Bank KSCP 572,368 414,705
TOTAL KUWAIT 1,846,074
MALAYSIA — (2.0%)
7-Eleven Malaysia Holdings
BHD 400 185
Able Global BHD 800 282
Aeon Co. M BHD 132,100 45,003
*AFFIN Bank BHD 1,056 648
Ajinomoto Malaysia BHD 100 331
Alliance Bank Malaysia BHD 42,800 43,445
Allianz Malaysia BHD 100 426
AME Elite Consortium BHD,
Class B 1,000 371
AMMB Holdings BHD 48,900 58,476
Shares Value†
MALAYSIA — (Continued)
Amway Malaysia Holdings
BHD 100 $ 125
Ancom Nylex BHD 2,000 450
*Astro Malaysia Holdings BHD 10,100 409
Aumas Resources BHD 2,600 446
Axiata Group BHD 98,900 48,132
Bank Islam Malaysia BHD 31,900 18,112
Batu Kawan BHD 300 1,315
*Berjaya Corp. BHD 227,700 15,567
*Berjaya Food BHD 1,600 117
*Berjaya Land BHD, Class F 3,700 249
Bermaz Auto BHD 91,000 22,144
British American Tobacco
Malaysia BHD 400 598
#Bursa Malaysia BHD, Class A 27,500 47,034
Cape Ems BHD 3,400 193
Carlsberg Brewery Malaysia
BHD 3,400 14,876
CCK Consolidated Holdings
BHD 700 213
CELCOMDIGI BHD 64,700 57,278
*Chin Hin Group BHD 1,700 808
CIMB Group Holdings BHD 157,000 259,059
Coastal Contracts BHD 600 192
Crescendo Corp. BHD 900 242
CTOS Digital BHD, Class A 53,500 12,275
D&O Green Technologies BHD 1,500 452
*Dagang NeXchange BHD 198,100 11,937
Dayang Enterprise Holdings
BHD 46,800 18,655
Dialog Group BHD 13,200 4,466
DRB-Hicom BHD 3,000 580
Duopharma Biotech BHD 1,000 281
DXN Holdings BHD 2,000 239
Eastern & Oriental BHD, Class
A 125,300 22,940
Eco World Development
Group BHD 80,300 34,986
*Econpile Holdings BHD 900 65
*Ekovest BHD 6,300 453
Farm Fresh BHD, Class A 2,300 975
FGV Holdings BHD, Class A 1,700 429
Formosa Prosonic Industries
BHD 600 313
Fraser & Neave Holdings
BHD, Class R 2,600 16,269
Frontken Corp. BHD 157,700 127,914
Gamuda BHD, Class A 38,225 37,561
Gas Malaysia BHD 800 784
Genetec Technology BHD 2,100 501
Genting BHD 89,800 66,595
Genting Malaysia BHD 127,500 50,527
Genting Plantations BHD 16,800 18,805
#*Globetronics Technology
BHD 2,100 231
*Greatech Technology BHD 77,900 26,177
Guan Chong BHD, Class A 800 627
HAP Seng Consolidated BHD 600 384

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
MALAYSIA — (Continued)
Hap Seng Plantations Holdings
BHD 800 $ 358
Hartalega Holdings BHD 500 258
Heineken Malaysia BHD 3,700 22,603
*HeiTech Padu BHD 200 100
*Hengyuan Refining Co. BHD 400 147
Hextar Global BHD 3,800 801
Hiap Teck Venture BHD 3,900 253
Hibiscus Petroleum BHD 154,000 55,319
Hong Leong Bank BHD 1,000 4,630
Hong Leong Financial Group
BHD 200 796
Hume Cement Industries BHD 400 250
Hup Seng Industries BHD 900 217
IGB BHD 1,800 1,131
IHH Healthcare BHD 17,900 28,706
IJM Corp. BHD, Class A 102,000 53,659
IOI Corp. BHD 14,700 12,469
IOI Properties Group BHD 2,200 933
*Iskandar Waterfront City BHD 2,000 169
ITMAX SYSTEM BHD 9,100 7,782
*JAKS Resources BHD 7,200 158
Jaya Tiasa Holdings BHD 4,800 1,224
*JCY International BHD 4,000 334
Kelington Group BHD 95,400 74,507
Kenanga Investment Bank
BHD 1,800 378
Kerjaya Prospek Group BHD 900 417
Kim Loong Resources BHD,
Class A 800 412
KPJ Healthcare BHD 61,500 41,048
Kretam Holdings BHD 1,800 209
*KSL Holdings BHD 1,200 434
#Kuala Lumpur Kepong BHD 15,378 69,923
Lagenda Properties BHD,
Class A 1,700 465
LBS Bina Group BHD 3,400 394
Leong Hup International BHD,
Class A 3,800 550
Ω*Lotte Chemical Titan
Holding BHD 1,900 194
LPI Capital BHD 8,700 28,872
Magnum BHD 2,900 833
Mah Sing Group BHD 170,000 46,095
Malakoff Corp. BHD 4,200 774
Malayan Banking BHD 67,200 155,580
Malayan Cement BHD 35,400 41,020
Malayan Flour Mills BHD 2,700 316
Malaysia Smelting Corp. BHD 900 519
Malaysian Resources Corp.
BHD, Class F 249,100 26,555
Matrix Concepts Holdings BHD 107,100 35,245
Maxis BHD, Class A 49,300 42,388
MBSB BHD, Class F 188,000 31,152
Mega First Corp. BHD 17,000 15,601
Mi Technovation BHD 1,200 517
MISC BHD 21,800 37,942
MKH BHD, Class A 1,000 237
MNRB Holdings BHD 1,300 612
Shares Value†
MALAYSIA — (Continued)
ΩMR DIY Group M BHD 74,700 $ 29,084
*Muhibbah Engineering M
BHD 1,600 226
My EG Services BHD 236,000 48,950
Nestle Malaysia BHD 1,100 22,178
NEXG Bhd 4,100 328
OCK Group BHD 2,900 286
PA Resources BHD 4,400 199
Padini Holdings BHD 7,900 3,826
Panasonic Manufacturing
Malaysia BHD, Class A 100 313
Pantech Group Holdings BHD 2,000 338
Paramount Corp. BHD 1,000 243
Pecca Group BHD 500 170
Perak Transit BHD 1,900 315
Petron Malaysia Refining &
Marketing BHD 300 229
Petronas Chemicals Group
BHD 38,400 32,660
Petronas Dagangan BHD 4,600 21,044
Petronas Gas BHD 500 2,028
PPB Group BHD 11,700 33,731
Press Metal Aluminium
Holdings BHD 73,500 83,465
Public Bank BHD 208,400 215,886
QL Resources BHD 64,800 72,083
*Ranhill Utilities BHD 600 174
REDtone Digital BHD 600 81
RGB International BHD 2,700 213
RHB Bank BHD, Class A 35,100 54,094
Sam Engineering & Equipment
M BHD 700 539
Sarawak Oil Palms BHD 1,300 910
Scientex BHD 15,100 12,248
SD Guthrie BHD 40,900 45,023
Sime Darby BHD 84,000 40,491
Sime Darby Property BHD 59,200 17,012
SKP Resources BHD, Class A 42,100 8,684
#*Solarvest Holdings BHD 900 348
Southern Cable Group BHD 1,200 311
SP Setia BHD Group 21,600 5,506
Sports Toto BHD, Class A 2,000 640
Sunway BHD, Class A 900 949
Sunway Construction Group
BHD, Class A 800 825
Suria Capital Holdings BHD 400 146
*Syarikat Takaful Malaysia
Keluarga BHD 600 495
*T7 Global BHD 1,900 121
Ta Ann Holdings BHD 18,900 17,433
Taliworks Corp. BHD, Class A 1,200 179
Telekom Malaysia BHD 10,700 16,862
Tenaga Nasional BHD 37,500 120,452
Thong Guan Industries BHD,
Class F 700 186
TIME dotCom BHD 7,800 9,309
*Top Glove Corp. BHD 54,600 11,135
*Tropicana Corp. BHD, Class
A 17,400 4,758

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
MALAYSIA — (Continued)
TSH Resources BHD, Class A 1,600 $ 404
Uchi Technologies BHD 700 500
UEM Sunrise BHD 9,100 1,519
United Malacca BHD 600 702
United Plantations BHD 20,200 107,296
UOA Development BHD 2,200 857
*Uzma BHD, Class A 1,600 152
Velesto Energy BHD 708,300 25,443
VS Industry BHD 264,300 48,082
Wasco BHD 1,100 234
*WCT Holdings BHD 17,700 2,707
Wellcall Holdings BHD 1,000 345
Westports Holdings BHD,
Class F 1,100 1,083
#*Yinson Holdings BHD, Class
A 63,700 27,606
#YTL Corp. BHD, Class A 104,000 46,276
YTL Power International BHD,
Class A 33,600 26,631
TOTAL MALAYSIA 3,164,176
MEXICO — (2.2%)
#Alpek SAB de CV 14,500 7,407
Alsea SAB de CV 21,400 48,496
America Movil SAB de CV,
Class B, ADR 20,630 355,661
Arca Continental SAB de CV 6,000 63,255
*Axtel SAB de CV 25,900 2,646
ΩBanco del Bajio SA 55,000 131,944
#Becle SAB de CV, Class A 11,800 13,702
Bolsa Mexicana de Valores
SAB de CV 36,200 76,099
Cemex SAB de CV,
Sponsored ADR 29,588 182,558
Coca-Cola Femsa SAB de CV,
Sponsored ADR 592 55,725
*Consorcio ARA SAB de CV 2,600 438
*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 54,148 20,193
#Corp Inmobiliaria Vesta SAB
de CV 24,100 65,818
Corporativo Fragua SAB de
CV, Class H 40 1,023
*Corpovael SA de CV 1,800 304
Cydsa SAB de CV 100 97
El Puerto de Liverpool SAB de
CV, Class C1 3,600 16,555
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 600 63,186
GCC SAB de CV, Class A 6,100 51,246
Genomma Lab Internacional
SAB de CV, Class B 47,500 55,933
Gentera SAB de CV 71,300 124,716
Gruma SAB de CV, Class B 5,070 97,064
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 6,500 71,903
#Grupo Aeroportuario del
Pacifico SAB de CV, Class B,
Sponsored ADR 711 146,118
Shares Value†
MEXICO — (Continued)
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 262 $ 82,933
#Grupo Bimbo SAB de CV,
Class A 24,700 75,242
#Grupo Carso SAB de CV,
Class A1 6,000 41,790
Grupo Comercial Chedraui SA
de CV, Class B 6,100 39,523
Grupo Financiero Banorte SAB
de CV, Class O 36,700 315,948
*Grupo Financiero Inbursa
SAB de CV, Class O 24,100 62,063
Grupo Herdez SAB de CV,
Class B 1,000 2,854
*Grupo Hotelero Santa Fe
SAB de CV 1,300 250
Grupo Industrial Saltillo SAB
de CV 1,000 902
Grupo Mexico SAB de CV,
Class B 55,200 287,350
Grupo Rotoplas SAB de CV 2,400 1,485
*Grupo Simec SAB de CV,
Class S 100 909
*Grupo Sports World SAB de
CV, Class S 1,100 389
#Grupo Televisa SAB 117,800 42,968
Ω#*Grupo Traxion SAB de CV 26,000 21,823
*Industrias Penoles SAB de
CV 5,900 117,877
Kimberly-Clark de Mexico SAB
de CV, Class A 37,800 66,756
La Comer SAB de CV 12,900 24,403
Medica Sur SAB de CV, Class
B 100 180
Megacable Holdings SAB de
CV 53,500 131,160
*Minera Frisco SAB de CV 900 156
Ω*Nemak SAB de CV 154,600 22,825
#Operadora De Sites
Mexicanos SAB de CV, Class
A 58,500 48,205
#Orbia Advance Corp. SAB de
CV, Class A 54,400 36,433
*Organizacion Soriana SAB de
CV, Class B 100 133
*Promotora de Hoteles Norte
19 SAB De CV, Class L 2,000 482
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 4,330 48,514
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 100 891
#Qualitas Controladora SAB
de CV, Class F 6,200 68,445
Regional SAB de CV 16,000 112,241
*Vista Energy SAB de CV,
Sponsored ADR 100 4,517

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
MEXICO — (Continued)
Wal-Mart de Mexico SAB de
CV, Class A 52,600 $ 167,003
TOTAL MEXICO 3,478,737
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 40 220
Credicorp, Ltd. 640 129,401
Intercorp Financial Services,
Inc. 63 2,134
TOTAL PERU 131,755
PHILIPPINES — (0.7%)
Aboitiz Equity Ventures, Inc. 62,200 36,192
Aboitiz Power Corp. 1,500 1,002
ACEN Corp. 299,000 14,293
Alliance Global Group, Inc.,
Class R 7,800 855
Apex Mining Co., Inc. 7,000 842
Asia United Bank Corp. 600 731
*Atlas Consolidated Mining &
Development Corp. 3,000 231
Ayala Corp. 3,390 36,385
Ayala Land, Inc. 95,000 42,606
*AyalaLand Logistics Holdings
Corp. 6,000 157
Bank of the Philippine Islands,
Class A 7,720 19,350
BDO Unibank, Inc., Class A 58,940 169,259
Bloomberry Resorts Corp. 8,000 488
*Cebu Air, Inc., Class A 500 310
Century Pacific Food, Inc. 45,800 31,282
*China Banking Corp., Class A 20,940 34,116
Converge Information and
Communications Technology
Solutions, Inc. 99,600 33,988
D&L Industries, Inc. 4,600 469
DigiPlus Interactive Corp.,
Class A 90,100 64,524
*DITO CME Holdings Corp. 7,000 170
DM Wenceslao and
Associates, Inc. 700 63
DMCI Holdings, Inc. 18,000 3,416
DoubleDragon Corp. 2,100 366
East West Banking Corp.,
Class A 1,400 276
Emperador, Inc. 1,000 234
First Philippine Holdings Corp. 540 565
Ginebra San Miguel, Inc.,
Class A 160 819
Globe Telecom, Inc. 575 19,982
Shares Value†
PHILIPPINES — (Continued)
GT Capital Holdings, Inc. 6,300 $ 55,223
International Container
Terminal Services, Inc. 12,350 75,221
JG Summit Holdings, Inc. 232,100 70,475
Jollibee Foods Corp. 9,370 38,383
Keepers Holdings, Inc. (The),
Class A 8,000 394
Lopez Holdings Corp. 4,000 197
LT Group, Inc. 6,600 1,404
MacroAsia Corp. 1,200 82
Manila Electric Co. 2,200 22,451
Manila Water Co., Inc. 67,200 41,026
Megaworld Corp. 30,000 956
Metropolitan Bank & Trust Co. 39,920 54,961
ΩMonde Nissin Corp. 1,100 153
Nickel Asia Corp. 21,000 959
Petron Corp. 15,000 631
Philex Mining Corp. 6,000 718
Philippine National Bank 7,900 6,789
Philippine Seven Corp. 10,140 9,622
*Philippine Stock Exchange,
Inc. (The) 40 135
PLDT, Inc., Sponsored ADR 2,645 62,078
Puregold Price Club, Inc. 99,300 56,801
RFM Corp. 4,000 299
Robinsons Land Corp. 56,100 11,731
Robinsons Retail Holdings,
Inc., Class F 800 562
San Miguel Corp., Class A 1,200 1,686
Security Bank Corp. 740 881
Semirara Mining & Power
Corp., Class A 34,500 21,001
Shakey's Pizza Asia Ventures,
Inc. 800 112
*Shell Pilipinas Corp., Class A 2,400 223
SM Investments Corp. 40 623
SM Prime Holdings, Inc. 86,700 37,797
SSI Group, Inc. 4,000 227
STI Education Systems
Holdings, Inc. 11,000 262
*Synergy Grid & Development
Phils, Inc. 2,500 515
*Top Frontier Investment
Holdings, Inc. 80 79
Union Bank of the Philippines 3,300 1,908
Universal Robina Corp., Class
A 34,840 51,616
Vista Land & Lifescapes, Inc.,
Class A 11,000 329
Wilcon Depot, Inc., Class A 3,200 391
TOTAL PHILIPPINES 1,141,872
POLAND — (1.6%)
*11 bit studios SA 4 232
AB SA 408 11,060
*Agora SA, Class H 156 410
Alior Bank SA 4,184 113,698
Ω*Allegro.eu SA 3,321 29,095
Amica SA 16 264

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
POLAND — (Continued)
AmRest Holdings SE 2,262 $ 10,568
Apator SA, Class A 64 315
Arctic Paper SA 72 293
ASBISc Enterprises PLC 2,843 19,645
Asseco Poland SA 3,113 128,733
Asseco South Eastern Europe
SA, Class F 846 13,535
Auto Partner SA, Class A 7,327 38,790
Bank Handlowy w Warszawie
SA 1,203 37,599
*Bank Millennium SA, Class A 9,442 36,612
*Bank Ochrony Srodowiska SA 108 320
*Bank Polska Kasa Opieki SA 3,745 187,464
Benefit Systems SA, Class A 80 69,312
*Bioton SA 256 255
BNPP Bank Polska SA 370 10,374
Boryszew SA 148 239
Budimex SA, Class F 339 57,048
*CCC SA, Class A 1,108 64,047
CD Projekt SA 360 22,283
Celon Pharma SA 28 192
*Cognor Holding SA, Class A 128 252
Cyber Folks SA 591 24,345
*Cyfrowy Polsat SA 7,484 36,776
Develia SA 24,086 47,753
Ω*Dino Polska SA 856 120,300
Dom Development SA, Class
R 275 16,042
*Echo Investment SA 444 547
*Enea SA 9,817 37,205
Eurocash SA 825 2,425
*Fabryki Mebli Forte SA 40 278
Ferro SA, Class A 44 407
Globe Trade Centre SA 248 266
#*Grupa Azoty SA 5,742 31,589
Grupa Kety SA 498 114,352
Grupa Pracuj SA 68 1,095
Ω*HUUUGE, Inc. 76 372
*ING Bank Slaski SA, Class A 644 56,053
Inter Cars SA 210 31,812
KGHM Polska Miedz SA,
Class A 2,155 68,469
LPP SA 14 57,299
Lubelski Wegiel Bogdanka SA 36 208
*mBank SA 295 64,524
Mirbud SA 5,529 20,807
Mo-BRUK SA 8 621
Neuca SA 4 757
NEWAG SA, Class A 24 421
Orange Polska SA 13,053 33,643
ORLEN SA 10,747 194,878
PCC Rokita SA 12 250
Pepco Group NV 5,954 28,040
*PGE Polska Grupa
Energetyczna SA, Class A 21,640 47,344
*PKP Cargo SA 96 405
PlayWay SA 4 323
Powszechna Kasa
Oszczednosci Bank Polski SA 9,593 184,533
Shares Value†
POLAND — (Continued)
Powszechny Zaklad
Ubezpieczen SA 16,020 $ 250,516
Santander Bank Polska SA 299 45,867
*Selvita SA 32 281
Synektik SA 159 9,567
*Tauron Polska Energia SA 67,025 105,275
Text SA 2,128 30,540
Torpol SA 36 378
Unimot SA, Class F 16 670
VRG SA 644 633
Warsaw Stock Exchange 20 255
Wirtualna Polska Holding SA 52 1,240
ΩXTB SA, Class A 2,342 51,039
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 24 334
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 72 359
TOTAL POLAND 2,573,728
QATAR — (1.2%)
Aamal Co., Class F 7,568 1,725
Ahli Bank QSC 1,684 1,696
Al Khaleej Takaful Group QSC 812 533
Al Meera Consumer Goods
Co. QSC 4,594 18,371
Al Rayan Bank 187,530 114,959
*Baladna 2,686 895
Barwa Real Estate Co. 71,835 55,243
Commercial Bank PSQC (The) 149,506 176,566
Doha Bank QPSC 332,987 215,650
Doha Insurance Co. QSC 17,854 12,112
*Estithmar Holding QPSC,
Class A 5,469 4,129
Gulf International Services
QSC 109,490 92,710
Gulf Warehousing Co., Class A 18,575 15,050
Industries Qatar QSC 460 1,587
Lesha Bank LLC 60,428 22,986
Mannai Corp. QSC 472 464
*Mazaya Real Estate
Development QPSC 3,356 552
Medicare Group 10,072 12,642
Mesaieed Petrochemical
Holding Co., Class A 46,693 18,082
Ooredoo QPSC, Class A 20,574 73,232
Qatar Aluminum Manufacturing
Co. 260,924 91,943
Qatar Electricity & Water Co.
QSC 5,767 24,218
Qatar Fuel QSC 9,588 39,500
Qatar Gas Transport Co., Ltd. 24,554 30,880
Qatar Industrial Manufacturing
Co. QSC 24,524 16,953
Qatar Insurance Co. SAQ 39,989 21,406
Qatar International Islamic
Bank QSC 27,179 79,126
Qatar Islamic Bank QPSC 17,574 101,892
Qatar Islamic Insurance Group 384 881
Qatar National Bank QPSC,
Class A 107,840 494,625

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
QATAR — (Continued)
Qatar National Cement Co.
QSC 41,475 $ 39,083
QLM Life & Medical Insurance
Co. WLL 804 427
Salam International
Investment, Ltd. QSC 2,660 482
United Development Co. QSC 66,718 18,892
Vodafone Qatar QSC 52,227 33,852
*Widam Food Co. 472 273
Zad Holding Co. 4,888 19,131
TOTAL QATAR 1,852,748
SAUDI ARABIA — (5.4%)
Abdullah Al Othaim Markets
Co. 19,338 46,503
*ACWA Power Co. 1,489 127,825
*Advanced Petrochemical Co. 7,643 61,435
Al Babtain Power &
Telecommunication Co. 2,002 25,353
Al Hammadi Holding 4,308 46,113
Al Jouf Agricultural
Development Co. 52 657
*Al Khaleej Training and
Education Co. 36 268
Al Masane Al Kobra Mining
Co. 1,436 23,162
Al Rajhi Bank 26,581 690,231
*Al Rajhi Co. for Co-operative
Insurance 228 7,963
Al Yamamah Steel Industries
Co. 28 260
Alamar Foods 32 576
Alandalus Property Co. 104 604
Alaseel Co. 18,676 20,016
Al-Dawaa Medical Services
Co. 1,181 26,606
Aldrees Petroleum and
Transport Services Co. 5,680 208,671
Alinma Bank 12,147 93,914
*AlKhorayef Water & Power
Technologies Co. 1,702 73,509
Almarai Co. JSC, Class H 11,535 162,374
Almunajem Foods Co. 467 10,272
*Alujain Corp. 124 1,243
Arab National Bank 3,338 19,133
Arabian Cement Co. 176 1,192
ΩArabian Centres Co. 4,439 23,432
*Arabian Contracting Services
Co. 390 13,704
Arabian Drilling Co. 1,463 33,699
Arabian Internet &
Communications Services Co. 670 51,158
*Arabian Pipes Co. 80 196
*Arabian Shield Cooperative
Insurance Co. 40 188
Arriyadh Development Co. 11,491 105,079
Astra Industrial Group Co. 4,181 166,308
Ataa Educational Co. 780 13,808
Bank AlBilad 7,274 56,045
*Bank Al-Jazira 19,465 70,057
Shares Value†
SAUDI ARABIA — (Continued)
Banque Saudi Fransi 38,474 $ 188,529
Bawan Co., Class H 1,874 27,529
BinDawood Holding Co. 14,056 23,608
Bupa Arabia for Cooperative
Insurance Co. 4,994 223,678
Catrion Catering Holding Co. 2,465 77,415
City Cement Co., Class A 4,322 23,391
Co. for Cooperative Insurance
(The) 930 34,414
Dallah Healthcare Co. 316 10,278
*Dar Al Arkan Real Estate
Development Co., Class A 14,649 85,530
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 1,880 143,547
East Pipes Integrated Co. for
Industry 1,124 40,394
Eastern Province Cement Co.,
Class F 1,246 11,128
Electrical Industries Co. 22,785 43,129
*Emaar Economic City 3,869 15,720
Etihad Etisalat Co. 13,072 218,860
First Milling Co. 784 12,269
Gulf Insurance Group 44 304
*Herfy Food Services Co. 92 597
Jamjoom Pharmaceuticals
Factory Co. 302 13,929
Jarir Marketing Co. 32,474 109,260
Leejam Sports Co. JSC 500 18,662
*Lumi Rental Co. 1,887 30,990
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 3,191 19,022
*Middle East Healthcare Co. 3,704 68,631
*Middle East Paper Co. 1,976 14,698
*Middle East Specialized
Cables Co., Class A 24 227
Mobile Telecommunications
Co. Saudi Arabia 34,360 116,704
Mouwasat Medical Services
Co. 2,637 50,970
Nahdi Medical Co. 757 22,927
*Najran Cement Co. 304 686
*National Agriculture
Development Co. (The) 3,807 22,593
National Co. for Glass
Industries (The) 12 145
National Co. for Learning &
Education 598 24,998
*National Industrialization Co. 23,622 58,191
Northern Region Cement Co.,
Class A 312 719
*Perfect Presentation For
Commercial Services Co.,
Class A 4,220 14,063
Qassim Cement Co. (The) 6,181 86,843
*Rabigh Refining &
Petrochemical Co. 9,296 17,646
Retal Urban Development Co. 6,511 29,232
Riyad Bank 63,096 517,263

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
SAUDI ARABIA — (Continued)
Riyadh Cables Group Co.,
Class A 715 $ 24,247
Riyadh Cement Co., Class A 1,909 17,279
SABIC Agri-Nutrients Co.,
Class A 5,417 142,541
Sahara International
Petrochemical Co., Class A 10,972 55,578
*Saudi Arabian Amiantit Co. 20 124
*Saudi Arabian Mining Co. 11,074 150,866
ΩSaudi Arabian Oil Co. 89,851 607,247
Saudi Aramco Base Oil Co. 1,865 49,373
Saudi Automotive Services Co. 5,654 99,637
Saudi Awwal Bank 26,347 245,846
Saudi Basic Industries Corp. 9,650 156,936
Saudi Cement Co. 3,716 45,622
*Saudi Ceramic Co. 3,338 24,962
*Saudi Chemical Co. Holding 22,073 49,726
Saudi Electricity Co. 11,891 47,489
Saudi Ground Services Co. 5,369 71,283
Saudi Industrial Investment
Group 14,804 59,675
Saudi Investment Bank (The) 13,185 52,868
*Saudi Kayan Petrochemical
Co. 81,499 125,370
Saudi National Bank (The) 32,857 312,724
Saudi Paper Manufacturing
Co. 1,277 23,253
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 3,799 25,827
*Saudi Public Transport Co. 5,367 23,466
*Saudi Real Estate Co. 344 2,119
*Saudi Reinsurance Co. 3,838 50,394
*Saudi Research & Media
Group 32 1,478
Saudi Steel Pipe Co. 830 12,215
*Saudi Tadawul Group Holding
Co. 434 21,197
Saudi Telecom Co. 49,876 632,941
Saudia Dairy & Foodstuff Co.,
Class A 2,943 239,620
*Savola Group (The) 3,668 30,608
Scientific & Medical Equipment
House Co. 16 171
*Seera Group Holding 7,781 50,616
*Sinad Holding Co. 180 563
Southern Province Cement Co. 1,436 11,887
Sumou Real Estate Co. 60 714
*Sustained Infrastructure
Holding Co. 1,781 14,078
Tanmiah Food Co., Class F 20 565
Theeb Rent A Car Co. 587 10,454
United Electronics Co. 2,364 59,244
United International
Transportation Co. 11,117 218,730
*Walaa Cooperative Insurance
Co. 2,318 11,742
Yamama Cement Co. 1,576 15,210
Yanbu Cement Co. 11,712 68,069
Shares Value†
SAUDI ARABIA — (Continued)
Yanbu National Petrochemical
Co., Class A 1,134 $ 9,659
*Zamil Industrial Investment
Co. 28 312
TOTAL SAUDI ARABIA 8,474,798
SOUTH AFRICA — (4.3%)
Absa Group, Ltd., Class F 20,189 185,275
Adcock Ingram Holdings, Ltd.,
Class A 436 1,153
Advtech, Ltd., Class A 26,930 44,651
AECI, Ltd. 14,989 82,291
African Rainbow Minerals, Ltd. 5,497 45,837
Afrimat, Ltd. 7,959 22,599
Alexander Forbes Group
Holdings, Ltd. 1,016 423
Altron, Ltd., Class A 7,769 8,497
Anglo American Platinum, Ltd. 1,797 61,733
Anglogold Ashanti PLC, Class
H 3,646 153,715
Aspen Pharmacare Holdings,
Ltd. 9,504 62,189
Astral Foods, Ltd. 3,785 35,083
AVI, Ltd. 23,044 111,961
Barloworld, Ltd. 16,407 95,675
Bid Corp., Ltd. 4,426 111,208
Bidvest Group, Ltd., Class A 9,344 117,991
*Blue Label Telecoms, Ltd. 9,184 4,126
Capitec Bank Holdings, Ltd.,
Class F 965 178,519
Cashbuild, Ltd., Class A 425 3,495
City Lodge Hotels, Ltd. 1,200 262
Clicks Group, Ltd., Class H 6,743 143,371
Coronation Fund Managers,
Ltd. 9,860 20,137
Curro Holdings, Ltd. 10,881 5,211
*DataTec, Ltd. 18,824 58,345
ΩDis-Chem Pharmacies, Ltd. 25,083 42,532
Discovery, Ltd. 7,371 81,604
DRDGOLD, Ltd., ADR 2,316 34,508
Exxaro Resources, Ltd. 6,581 53,769
Famous Brands, Ltd., Class A 3,327 10,089
FirstRand, Ltd. 66,211 258,456
Foschini Group, Ltd., Class A 16,714 116,123
Gold Fields, Ltd., Sponsored
ADR 21,212 478,119
Grindrod, Ltd., Class B 37,290 23,228
Harmony Gold Mining Co., Ltd. 10,761 170,343
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 7,672 122,062
Hudaco Industries, Ltd. 190 1,899
*Impala Platinum Holdings,
Ltd. 6,618 39,435
Investec, Ltd. 2,272 14,124
Invicta Holdings, Ltd. 196 339
*IOCO, Ltd. 1,324 211
Italtile, Ltd. 5,126 2,675
JSE, Ltd. 2,050 14,025
*KAP, Ltd., Class A 113,647 16,919

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
SOUTH AFRICA — (Continued)
Kumba Iron Ore, Ltd. 1,937 $ 33,678
Lewis Group, Ltd., Class A 479 1,752
Libstar Holdings, Ltd. 1,448 265
Life Healthcare Group
Holdings, Ltd. 131,031 103,029
Merafe Resources, Ltd. 4,304 259
*Metair Investments, Ltd.,
Class H 604 240
Momentum Group, Ltd., Class
A 67,054 122,387
Motus Holdings, Ltd. 15,301 71,529
Mpact, Ltd. 284 412
Mr Price Group, Ltd. 6,119 77,961
MTN Group, Ltd., Class A 56,862 375,010
*Nampak, Ltd. 210 4,763
Nedbank Group, Ltd. 12,166 165,722
NEPI Rockcastle NV 11,156 85,507
Netcare, Ltd. 95,470 69,988
Ninety One, Ltd., Class A 6,044 11,649
Northam Platinum Holdings,
Ltd., Class A 19,430 130,033
Oceana Group, Ltd. 5,218 16,476
Old Mutual, Ltd., Class A 194,168 118,236
Omnia Holdings, Ltd. 11,129 40,841
OUTsurance Group, Ltd.,
Class A 19,112 78,436
ΩPepkor Holdings, Ltd. 74,748 107,746
*Pick n Pay Stores, Ltd. 29,719 44,675
PPC, Ltd. 84,407 21,049
Premier Group, Ltd. 3,378 24,884
PSG Financial Services, Ltd. 8,597 9,195
Raubex Group, Ltd. 13,370 31,661
Reunert, Ltd. 10,747 35,736
RFG Holdings, Ltd. 1,115 1,111
Sanlam, Ltd. 21,748 98,768
Santam, Ltd. 2,713 58,762
Sappi, Ltd. 39,114 73,072
*Sasol, Ltd., Class A 28,526 98,351
Shoprite Holdings, Ltd., Class
A 8,942 137,223
*Sibanye Stillwater, Ltd., Class
A 1,885 2,178
#*Sibanye Stillwater, Ltd.,
Class A, ADR 48,386 224,995
Southern Sun, Ltd., Class A 51,582 22,899
*SPAR Group, Ltd. (The) 10,972 67,561
Spur Corp., Ltd. 216 395
Standard Bank Group, Ltd. 33,152 412,853
Sun International, Ltd. 15,040 32,333
Super Group, Ltd. 41,343 64,349
*Telkom SA SOC, Ltd., Class
A 30,685 64,780
Thungela Resources, Ltd. 11,967 59,333
Tiger Brands, Ltd. 6,290 98,037
Truworths International, Ltd. 10,902 43,535
Tsogo Sun, Ltd. 26,971 11,959
Vodacom Group, Ltd. 22,484 165,492
Wilson Bayly Holmes-Ovcon,
Ltd. 3,562 36,784
Shares Value†
SOUTH AFRICA — (Continued)
Woolworths Holdings, Ltd. 27,678 $ 85,684
Zeda, Ltd. 856 481
TOTAL SOUTH AFRICA 6,678,261
TAIWAN — (24.2%)
Ability Enterprise Co., Ltd. 2,000 2,905
AcBel Polytech, Inc. 168,000 134,997
Accton Technology Corp. 2,000 37,145
Acer, Inc. 45,000 49,104
*Acon Holding, Inc. 55,000 15,666
Acter Group Corp., Ltd. 3,000 37,661
Action Electronics Co., Ltd. 1,000 475
ADATA Technology Co., Ltd. 6,076 15,901
*Adimmune Corp. 6,000 3,714
Advanced International
Multitech Co., Ltd., Class A 1,000 2,129
Advancetek Enterprise Co.,
Ltd. 59,000 132,821
Advantech Co., Ltd. 4,000 42,147
Airtac International Group,
Class A 3,000 82,544
Alchip Technologies, Ltd. 1,000 66,442
Allis Electric Co., Ltd., Class A 9,000 25,917
Alltek Technology Corp. 3,000 3,602
Altek Corp. 59,029 66,997
Anpec Electronics Corp. 5,000 23,528
*Apex International Co., Ltd. 1,000 722
Arcadyan Technology Corp. 6,000 44,274
Ardentec Corp. 65,000 151,205
Argosy Research, Inc. 1,000 4,518
ASE Technology Holding Co.,
Ltd. 4,000 16,946
#ASE Technology Holding Co.,
Ltd., ADR 30,500 266,265
Asia Optical Co., Inc. 6,000 25,326
Asia Polymer Corp. 2,000 791
Asia Vital Components Co.,
Ltd., Class R 3,000 43,523
ASMedia Technology, Inc. 1,000 52,528
ASPEED Technology, Inc. 1,000 93,800
ASROCK, Inc. 3,000 16,462
Asustek Computer, Inc., Class
A 3,000 54,404
AUO Corp. 108,000 41,535
Bank of Kaohsiung Co., Ltd. 3,000 1,111
BenQ Materials Corp. 3,000 2,223
BES Engineering Corp. 312,000 102,917
Bizlink Holding, Inc., Class A 3,000 50,371
Bora Pharmaceuticals Co., Ltd. 1,000 22,262
Brighton-Best International
Taiwan, Inc. 22,000 22,906
Capital Securities Corp. 67,000 54,257
*Career Technology MFG.
Co., Ltd. 71,883 26,184
Cathay Financial Holding Co.,
Ltd. 224,000 409,718
Cathay Real Estate
Development Co., Ltd. 85,000 51,293
Central Reinsurance Co., Ltd.,
Class R 17,000 13,953

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
TAIWAN — (Continued)
Century Iron & Steel Industrial
Co., Ltd. 6,000 $ 32,830
Chain Chon Industrial Co., Ltd. 1,000 419
*Champion Building Materials
Co., Ltd. 1,000 344
Chang Hwa Commercial Bank,
Ltd. 52,000 29,591
Chang Wah Technology Co.,
Ltd., Class A 27,000 30,349
Channel Well Technology Co.,
Ltd. 3,000 6,810
Charoen Pokphand Enterprise,
Class F 6,000 18,760
Chenbro Micom Co., Ltd.,
Class A 3,000 23,028
Cheng Loong Corp. 29,000 15,822
*Cheng Mei Materials
Technology Corp. 2,000 807
Cheng Shin Rubber Industry
Co., Ltd. 196,000 302,429
Cheng Uei Precision Industry
Co., Ltd., Class A 1,000 1,529
Chicony Electronics Co., Ltd.,
Class A 19,000 91,486
Chicony Power Technology
Co., Ltd. 7,000 23,309
*Chien Shing Stainless Steel
Co., Ltd., Class A 614 234
China Airlines, Ltd., Class A 290,000 190,867
China Bills Finance Corp.,
Class H 27,000 12,579
China General Plastics Corp. 2,000 694
*China Man-Made Fiber Corp. 282,000 55,901
China Metal Products, Class H 58,000 47,966
China Motor Corp., Class A 29,000 64,831
China Steel Chemical Corp. 9,000 25,720
China Steel Corp. 505,000 326,056
Ching Feng Home Fashions
Co., Ltd. 2,000 1,532
Chin-Poon Industrial Co., Ltd. 58,000 58,484
Chipbond Technology Corp. 82,000 162,805
ChipMOS Technologies, Inc. 8,000 6,591
ChipMOS Technologies, Inc.,
ADR 152 2,510
Chong Hong Construction Co.,
Ltd. 1,000 2,736
Chroma ATE, Inc. 1,000 9,145
Chun Yuan Steel Industry Co.,
Ltd. 2,000 1,135
Chung Hung Steel Corp. 77,000 38,761
*Chung Hwa Pulp Corp. 1,000 399
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 39,000 154,864
Chunghwa Precision Test
Tech Co., Ltd. 1,000 22,762
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 5,900 238,596
Cleanaway Co., Ltd. 4,000 22,700
Shares Value†
TAIWAN — (Continued)
Compal Electronics, Inc. 340,000 $ 290,748
Compeq Manufacturing Co.,
Ltd., Class A 52,000 91,048
Concord International
Securities Co., Ltd. 17,000 6,804
Concord Securities Co., Ltd. 21,000 7,649
Continental Holdings Corp. 26,000 19,754
Coretronic Corp. 11,000 21,530
Co-Tech Development Corp. 17,000 25,274
*CSBC Corp., Class H 4,000 2,101
CTBC Financial Holding Co.,
Ltd. 508,000 624,219
CTCI Corp., Class A 81,000 69,646
*CyberTAN Technology, Inc. 59,000 41,322
DA CIN Construction Co., Ltd. 8,000 14,057
Da-Li Development Co., Ltd.,
Class A 25,559 37,040
Darfon Electronics Corp. 1,000 1,187
Darwin Precisions Corp., Class
A 2,000 713
De Licacy Industrial Co., Ltd. 5,000 2,243
Delpha Construction Co., Ltd. 31,000 32,131
Delta Electronics, Inc., Class A 9,000 93,847
Depo Auto Parts Ind Co., Ltd.,
Class A 4,000 22,700
Dimerco Express Corp. 2,000 4,602
D-Link Corp. 107,000 54,699
Dynamic Holding Co., Ltd. 44,000 59,156
E Ink Holdings, Inc. 4,000 27,765
E.Sun Financial Holding Co.,
Ltd. 470,000 415,877
*Eastern Media International
Corp. 43,000 21,982
*Eclat Textile Co., Ltd. 5,000 64,722
Edom Technology Co., Ltd. 1,000 768
Elan Microelectronics Corp. 57,000 233,468
E-Lead Electronic Co., Ltd. 1,000 1,509
E-LIFE MALL Corp., Class A 1,000 2,276
Elite Material Co., Ltd. 1,000 17,384
Elite Semiconductor
Microelectronics Technology,
Inc. 12,000 19,285
Elitegroup Computer Systems
Co., Ltd. 8,000 3,865
eMemory Technology, Inc. 1,000 80,199
Emerging Display
Technologies Corp. 2,000 1,498
Ennoconn Corp. 3,000 25,091
Ennostar, Inc. 22,000 24,763
EnTie Commercial Bank Co.,
Ltd. 3,000 1,224
*Episil Technologies, Inc. 16,000 17,960
Eternal Materials Co., Ltd. 24,000 19,135
*Etron Technology, Inc. 9,000 8,048
Eva Airways Corp. 252,000 303,349
*Everest Textile Co., Ltd. 5,000 1,055
Evergreen Aviation
Technologies Corp. 4,000 13,007

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
TAIWAN — (Continued)
Evergreen International
Storage & Transport Corp. 27,000 $ 24,397
EVERGREEN Steel Corp. 10,000 25,795
Everlight Chemical Industrial
Corp. 2,000 1,047
Everlight Electronics Co., Ltd. 34,000 81,431
Far Eastern Department
Stores, Ltd. 54,000 39,593
Far Eastern International Bank 10,000 4,018
Far Eastern New Century
Corp. 239,000 245,479
Far EasTone
Telecommunications Co., Ltd. 116,000 310,828
Faraday Technology Corp. 8,000 45,024
Farglory Land Development
Co., Ltd. 10,000 18,666
*Federal Corp. 2,000 1,119
Feng Hsin Steel Co., Ltd.,
Class A 9,000 16,912
Feng TAY Enterprise Co., Ltd.,
Class A 56,000 196,980
Firich Enterprises Co., Ltd. 2,000 1,623
*First Copper Technology Co.,
Ltd. 1,000 1,101
First Financial Holding Co.,
Ltd. 319,000 253,341
First Insurance Co., Ltd. (The) 1,000 919
*First Steamship Co., Ltd. 18,000 3,461
FLEXium Interconnect, Inc. 1,000 1,585
Flytech Technology Co., Ltd. 6,000 21,199
FocalTech Systems Co., Ltd.,
Class A 12,000 23,300
Forcecon Tech Co., Ltd. 1,000 3,455
Formosa Advanced
Technologies Co., Ltd. 2,000 1,663
Formosa International Hotels
Corp. 4,000 24,951
Formosa Petrochemical Corp. 57,000 62,288
Formosa Plastics Corp. 25,000 26,577
Formosan Union Chemical 1,000 541
Fortune Electric Co., Ltd.,
Class A 3,000 39,490
Fositek Corp. 1,000 14,336
Founding Construction &
Development Co., Ltd. 1,000 549
Foxsemicon Integrated
Technology, Inc. 2,000 17,134
Franbo Lines Corp. 2,000 1,248
Froch Enterprise Co., Ltd. 1,000 471
Fu Hua Innovation Co., Ltd. 50,000 58,703
Fubon Financial Holding Co.,
Ltd. 180,000 474,440
Fulgent Sun International
Holding Co., Ltd., Class A 7,000 22,324
*Fulltech Fiber Glass Corp.,
Class A 37,000 31,525
Fusheng Precision Co., Ltd.,
Class A 3,000 33,440
Fwusow Industry Co., Ltd. 1,000 443
Shares Value†
TAIWAN — (Continued)
G Shank Enterprise Co., Ltd. 8,000 $ 18,185
Gamania Digital Entertainment
Co., Ltd. 10,000 22,981
Gemtek Technology Corp. 58,000 51,321
*General Interface Solution
GIS Holding, Ltd. 17,000 24,902
Genius Electronic Optical Co.,
Ltd., Class B 2,000 23,481
*Getac Holdings Corp., Class
A 8,000 26,764
Giant Manufacturing Co., Ltd.,
Class A 11,000 44,711
Giantplus Technology Co., Ltd. 2,000 822
Gigabyte Technology Co., Ltd.,
Class A 8,000 57,155
*Gigastorage Corp. 2,000 760
Global Brands Manufacture,
Ltd. 15,000 28,328
Global PMX Co., Ltd., Class F 1,000 2,873
Global Unichip Corp. 1,000 32,048
Globalwafers Co., Ltd. 2,000 19,291
Globe Union Industrial Corp. 56,000 19,173
Gloria Material Technology
Corp. 114,000 157,190
Gold Circuit Electronics, Ltd. 22,000 131,726
Goldsun Building Materials
Co., Ltd., Class H 78,000 95,723
Good Finance Securities Co.,
Ltd. 1,000 650
Gourmet Master Co., Ltd. 8,000 22,987
Grand Fortune Securities Co.,
Ltd. 28,000 10,768
Grape King Bio, Ltd. 3,000 12,757
Great China Metal Industry 1,000 718
Great Tree Pharmacy Co., Ltd. 5,000 24,935
Great Wall Enterprise Co., Ltd. 88,000 164,537
Greatek Electronics, Inc.,
Class A 14,000 23,988
Gudeng Precision Industrial
Co., Ltd. 2,000 22,950
*HannsTouch Holdings Co. 3,000 655
Hey Song Corp. 10,000 12,225
Highwealth Construction Corp. 101,000 128,843
Hiwin Technologies Corp. 4,000 27,515
Hocheng Corp. 2,000 1,113
Holy Stone Enterprise Co., Ltd. 5,000 13,054
Hon Hai Precision Industry
Co., Ltd. 143,000 632,664
Hong Pu Real Estate
Development Co., Ltd. 1,000 927
Hong TAI Electric Industrial,
Class A 53,000 51,122
Hota Industrial Manufacturing
Co., Ltd., Class A 22,000 43,473
Hotai Motor Co., Ltd. 3,000 58,062
Hsin Kuang Steel Co., Ltd. 57,000 76,724
*HTC Corp. 150,000 181,503
Hu Lane Associate, Inc. 6,000 28,515

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
TAIWAN — (Continued)
HUA ENG Wire & Cable Co.,
Ltd. 27,000 $ 20,725
Hua Nan Financial Holdings
Co., Ltd., Class A 331,000 279,430
Hua Yu Lien Development Co.,
Ltd., Class A 5,000 18,604
Huaku Development Co., Ltd.,
Class A 56,000 182,097
Hung Sheng Construction, Ltd. 16,000 11,406
Hwang Chang General
Contractor Co., Ltd. 2,124 4,835
Ibase Technology, Inc. 2,000 3,815
IBF Financial Holdings Co.,
Ltd. 394,000 149,060
Ichia Technologies, Inc., Class
F 24,000 27,427
Innodisk Corp. 2,000 14,570
Innolux Corp. 127,000 54,401
Integrated Service Technology,
Inc. 1,000 3,158
International Games System
Co., Ltd. 3,000 78,041
Inventec Corp. 205,000 260,552
ITE Technology, Inc. 7,000 28,343
ITEQ Corp. 1,000 1,995
Jentech Precision Industrial
Co., Ltd., Class A 1,000 31,267
Jia Wei Lifestyle, Inc., Class A 1,000 1,559
Jinan Acetate Chemical Co.,
Ltd. 1,000 26,264
JPC connectivity, Inc. 3,000 11,772
JSL Construction &
Development Co., Ltd. 1,060 2,734
KEE TAI Properties Co., Ltd.,
Class A 1,000 396
Kenda Rubber Industrial Co.,
Ltd. 29,000 21,354
Kerry TJ Logistics Co., Ltd.,
Class A 1,000 1,108
KGI Financial Holding Co.,
Ltd., Class F 468,000 241,441
Kindom Development Co., Ltd. 38,000 60,357
King Yuan Electronics Co.,
Ltd., Class A 29,000 78,704
King's Town Bank Co., Ltd. 75,000 113,029
Kinpo Electronics 91,000 56,052
Kinsus Interconnect
Technology Corp. 1,000 2,351
Kung Long Batteries Industrial
Co., Ltd. 5,000 22,277
*Kung Sing Engineering Corp. 2,000 766
Kuo Toong International Co.,
Ltd. 16,000 27,615
Kuo Yang Construction Co.,
Ltd. 1,000 622
L&K Engineering Co., Ltd. 5,000 36,895
*LAN FA Textile 2,000 725
Lanner Electronics, Inc., Class
A 7,000 19,041
Shares Value†
TAIWAN — (Continued)
Largan Precision Co., Ltd. 1,000 $ 70,663
*Leader Electronics, Inc. 1,000 358
*Lealea Enterprise Co., Ltd. 5,000 1,163
LEE CHI Enterprises Co., Ltd. 1,000 349
Lelon Electronics Corp. 11,000 24,763
*Li Peng Enterprise Co., Ltd.,
Class A 6,000 1,167
Lian HWA Food Corp., Class A 6,000 24,388
Lien Hwa Industrial Holdings
Corp., Class A 51,000 69,684
Lingsen Precision Industries,
Ltd., Class A 2,000 875
Lion Travel Service Co., Ltd. 1,000 4,252
Lite-On Technology Corp. 115,000 345,183
Long Da Construction &
Development Corp., Class A 2,000 2,189
*Longchen Paper & Packaging
Co., Ltd. 21,000 5,982
Longwell Co. 11,000 26,311
Lotes Co., Ltd. 2,000 78,167
Lotus Pharmaceutical Co., Ltd. 4,000 27,452
Lucky Cement Corp. 2,000 866
Lumax International Corp., Ltd. 7,000 20,792
*Lung Yen Life Service Corp.,
Class A 1,000 2,123
Lungteh Shipbuilding Co., Ltd.,
Class A 1,000 3,120
Luxe Green Energy
Technology Co., Ltd., Class A 1,000 697
LuxNet Corp., Class A 1,000 4,784
Macronix International Co.,
Ltd. 411,000 255,084
Makalot Industrial Co., Ltd.,
Class A 3,000 26,639
Marketech International Corp.,
Class A 5,000 25,091
Mayer Steel Pipe Corp., Class
A 1,000 896
MediaTek, Inc., Class B 9,000 379,889
Mega Financial Holding Co.,
Ltd. 330,000 389,504
Mercuries & Associates
Holding, Ltd. 3,000 1,276
*Mercuries Life Insurance Co.,
Ltd. 120,444 20,750
Merida Industry Co., Ltd. 36,000 148,579
Merry Electronics Co., Ltd. 45,000 158,991
*Microbio Co., Ltd. 54,000 39,931
Micro-Star International Co.,
Ltd., Class A 53,000 231,170
momo.com, Inc. 3,000 30,297
*MOSA Industrial Corp., Class
R 1,110 647
Motech Industries, Inc. 59,000 34,681
*My Humble House Hospitality
Management Consulting,
Class A 1,000 1,305
Namchow Holdings Co., Ltd. 10,000 14,695

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
TAIWAN — (Continued)
Nan Kang Rubber Tire Co.,
Ltd. 67,000 $ 81,700
Nan Pao Resins Chemical
Co., Ltd. 2,000 21,261
Nan Ya Plastics Corp. 31,000 29,659
Nan Ya Printed Circuit Board
Corp., Class A 1,000 3,089
*Nanya Technology Corp. 27,000 30,391
*New Asia Construction &
Development Corp., Class H 1,000 575
Nichidenbo Corp. 13,000 26,217
Nien Made Enterprise Co., Ltd. 2,000 24,451
Novatek Microelectronics
Corp., Class A 7,000 113,592
Nuvoton Technology Corp.,
Class A 10,000 21,418
O-Bank Co., Ltd. 4,000 1,187
Ocean Plastics Co., Ltd. 1,000 1,083
Orient Semiconductor
Electronics, Ltd., Class A 9,000 8,977
Oriental Union Chemical Corp.,
Class F 42,000 17,859
Pan Jit International, Inc. 15,000 20,706
Pan-International Industrial
Corp. 5,000 5,878
Parade Technologies, Ltd. 2,000 33,580
PCL Technologies, Inc. 1,000 2,955
Pegatron Corp. 109,000 275,371
Pegavision Corp., Class A 2,000 21,761
PharmaEngine, Inc. 9,000 25,101
*PharmaEssentia Corp. 1,000 16,415
*Phihong Technology Co., Ltd. 31,000 24,910
Phison Electronics Corp. 2,000 27,984
Phoenix Silicon International
Corp. 7,000 28,562
*Phytohealth Corp. 2,000 832
Pixart Imaging, Inc. 1,000 6,691
Pou Chen Corp. 133,000 136,190
*Powerchip Semiconductor
Manufacturing Corp. 56,000 24,776
Powertech Technology, Inc. 34,000 115,343
Poya International Co., Ltd. 2,000 29,953
President Chain Store Corp. 7,000 57,124
President Securities Corp. 3,000 2,204
Primax Electronics, Ltd. 79,000 184,020
Prince Housing &
Development Corp. 17,000 4,842
Princeton Technology Corp.,
Class F 1,000 378
Promate Electronic Co., Ltd.,
Class L 11,000 24,350
Qisda Corp. 30,000 25,045
*Quanta Computer, Inc., Class
A 41,000 305,741
Quanta Storage, Inc. 8,000 20,211
Radium Life Tech Co., Ltd.,
Class A 18,188 7,165
Raydium Semiconductor Corp. 2,000 20,355
Realtek Semiconductor Corp. 5,000 81,918
Shares Value†
TAIWAN — (Continued)
Rechi Precision Co., Ltd.,
Class A 58,000 $ 53,769
Rich Development Co., Ltd.,
Class A 4,000 1,124
*Right WAY Industrial Co., Ltd. 1,000 372
*Ritek Corp. 90,000 29,969
Ruentex Development Co.,
Ltd. 103,000 105,792
Ruentex Engineering &
Construction Co., Class A 4,000 21,261
Run Long Construction Co.,
Ltd., Class A 104,000 104,868
Sakura Development Co., Ltd. 28,000 53,228
Sampo Corp. 2,000 1,588
San Fang Chemical Industry
Co., Ltd. 1,000 1,226
Sanyang Motor Co., Ltd. 93,000 201,219
Savior Lifetec Corp. 37,000 22,270
ScinoPharm Taiwan, Ltd. 2,000 1,176
SDI Corp., Class A 11,000 24,660
Sercomm Corp. 39,000 127,427
Sesoda Corp. 57,000 59,080
Shanghai Commercial &
Savings Bank, Ltd. (The),
Class A 197,000 289,498
Shieh Yih Machinery Industry
Co., Ltd. 1,000 879
*Shih Wei Navigation Co., Ltd. 3,000 1,515
*Shihlin Development Co., Ltd. 1,000 328
Shin Zu Shing Co., Ltd. 2,000 11,631
*Shining Building Business
Co., Ltd. 2,000 663
Shinkong Insurance Co., Ltd. 8,000 26,639
Shinkong Synthetic Fibers
Corp. 4,000 1,557
Shiny Chemical Industrial Co.,
Ltd. 5,000 20,792
Shuttle, Inc. 57,000 29,674
Sigurd Microelectronics Corp. 83,000 187,109
Silergy Corp. 4,000 50,027
Simplo Technology Co., Ltd. 2,000 21,824
Sinbon Electronics Co., Ltd.,
Class A 3,000 20,730
Sincere Navigation Corp.,
Class A 16,000 11,556
Sino-American Silicon
Products, Inc., Class A 26,000 89,829
Sinon Corp. 1,000 1,252
SinoPac Financial Holdings
Co., Ltd., Class H 414,000 275,715
Sinphar Pharmaceutical Co.,
Ltd. 1,000 993
Sitronix Technology Corp. 3,000 19,932
Solar Applied Materials
Technology Corp. 80,000 132,570
Southeast Cement Co., Ltd. 1,000 577
Sporton International, Inc. 4,000 20,949
St. Shine Optical Co., Ltd. 4,000 21,574
Standard Foods Corp., Class A 32,000 33,718

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
TAIWAN — (Continued)
Stark Technology, Inc. 7,000 $ 32,173
*Starlux Airlines Co., Ltd.,
Class A 42,000 31,845
*Sun Yad Construction Co.,
Ltd. 6,161 2,812
Sunonwealth Electric Machine
Industry Co., Ltd. 5,000 13,460
*Sunplus Technology Co., Ltd.,
Class A 78,000 51,824
Sunrex Technology Corp.,
Class A 10,000 16,415
Superalloy Industrial Co., Ltd. 29,000 56,217
Supreme Electronics Co., Ltd. 90,000 142,951
Sweeten Real Estate
Development Co., Ltd. 2,000 1,951
Symtek Automation Asia Co.,
Ltd. 1,038 5,030
Syncmold Enterprise Corp. 9,000 22,315
Synmosa Biopharma Corp. 60,976 61,485
Synnex Technology
International Corp. 96,000 212,813
Systex Corp. 1,000 3,752
TA Chen Stainless Pipe 116,000 151,787
Ta Ya Electric Wire & Cable 116,000 129,481
Taichung Commercial Bank
Co., Ltd. 7,000 4,333
Taiflex Scientific Co., Ltd. 33,000 45,915
Tainan Spinning Co., Ltd. 4,000 1,501
*Tainergy Tech Co., Ltd. 1,000 313
Taishin Financial Holding Co.,
Ltd. 63,000 32,896
*Taisun Enterprise Co., Ltd. 1,000 646
Taiwan Business Bank 152,000 67,248
Taiwan Cogeneration Corp. 48,000 61,307
Taiwan Cooperative Financial
Holding Co., Ltd. 285,000 216,982
Taiwan FamilyMart Co., Ltd. 3,000 19,510
Taiwan Fertilizer Co., Ltd. 114,000 182,497
Taiwan Fire & Marine
Insurance Co., Ltd. 1,000 1,072
Taiwan FU Hsing Industrial
Co., Ltd. 2,000 2,970
*Taiwan Glass Industry Corp. 6,000 2,636
Taiwan High Speed Rail Corp. 121,000 102,716
Taiwan Hon Chuan Enterprise
Co., Ltd. 57,000 274,458
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 3,000 2,988
Taiwan Mask Corp. 3,000 2,908
Taiwan Mobile Co., Ltd. 111,000 393,912
Taiwan Navigation Co., Ltd. 41,000 35,381
Taiwan Paiho, Ltd. 11,000 20,051
Taiwan PCB Techvest Co.,
Ltd. 1,000 941
Taiwan Sanyo Electric Co.,
Ltd. 1,000 1,187
Taiwan Secom Co., Ltd. 5,000 17,900
Taiwan Semiconductor Co.,
Ltd. 19,000 27,624
Shares Value†
TAIWAN — (Continued)
Taiwan Semiconductor
Manufacturing Co., Ltd. 368,000 $ 10,447,550
*Taiwan Styrene Monomer 1,000 281
Taiwan Surface Mounting
Technology Corp. 20,000 63,784
*Taiwan Tea Corp. 96,000 49,076
Taiwan Union Technology
Corp. 57,000 242,379
Taiwan-Asia Semiconductor
Corp. 48,000 32,567
*Tatung Co., Ltd. 97,000 123,134
TCC Group Holdings Co., Ltd. 85,000 78,800
TCI Co., Ltd. 1,000 4,643
Teco Electric and Machinery
Co., Ltd. 16,000 24,563
Test Research, Inc. 7,000 23,419
Thinking Electronic Industrial
Co., Ltd. 3,000 11,959
Ton Yi Industrial Corp. 3,000 1,693
Tong Hsing Electronic
Industries, Ltd., Class H 1,000 3,299
Tong Yang Industry Co., Ltd.,
Class A 8,000 32,893
Tong-Tai Machine & Tool Co.,
Ltd., Class A 1,000 782
Topco Scientific Co., Ltd. 6,000 46,056
Topkey Corp. 4,000 22,637
Transcend Information, Inc. 1,000 3,127
Transcom, Inc. 1,000 3,267
Tripod Technology Corp.,
Class R 48,000 275,396
TSEC Corp. 107,000 52,190
TSRC Corp. 25,000 14,617
TTY Biopharm Co., Ltd. 11,000 26,517
Tung Ho Steel Enterprise
Corp. 66,000 133,102
Tung Thih Electronic Co., Ltd.,
Class A 1,000 2,079
TXC Corp. 51,000 141,122
TYC Brother Industrial Co.,
Ltd. 13,000 19,592
Tycoons Group Enterprise 2,000 512
Tyntek Corp. 1,000 496
*U-BEST Innovative
Technology Co., Ltd. 1,000 461
U-Ming Marine Transport Corp. 6,000 9,811
Unimicron Technology Corp. 33,000 96,886
Union Bank Of Taiwan 1,000 519
Uni-President Enterprises
Corp., Class A 195,000 468,249
*Unitech Printed Circuit Board
Corp. 32,000 24,113
*United Alloy-Tech Co. 1,000 1,449
United Integrated Services
Co., Ltd. 3,000 41,460
United Microelectronics Corp. 16,000 22,612
#United Microelectronics
Corp., Sponsored ADR 76,000 535,040

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
TAIWAN — (Continued)
United Orthopedic Corp.,
Class R 1,000 $ 2,789
*United Renewable Energy
Co., Ltd. 295,000 79,139
Universal Cement Corp. 2,000 1,748
*UPC Technology Corp. 42,000 10,926
USI Corp. 170,000 54,216
Vanguard International
Semiconductor Corp. 95,000 267,032
VisEra Technologies Co., Ltd. 3,000 18,854
Visual Photonics Epitaxy Co.,
Ltd. 7,000 21,777
Voltronic Power Technology
Corp. 2,000 93,800
Wafer Works Corp. 97,000 60,960
Wah Lee Industrial Corp. 6,000 17,803
Walsin Lihwa Corp. 35,000 22,598
Walsin Technology Corp. 9,000 21,977
Walton Advanced Engineering,
Inc., Class A 58,000 22,215
*We&Win Diversification Co.,
Ltd. 1,000 691
WEI Chih Steel Industrial Co.,
Ltd. 1,000 571
Wei Chuan Foods Corp., Class
H 1,000 508
Weikeng Industrial Co., Ltd. 85,000 87,171
*Win Semiconductors Corp.,
Class A 37,000 104,696
*Winbond Electronics Corp.,
Class A 7,000 3,447
Wisdom Marine Lines Co., Ltd. 55,000 103,868
Wistron Corp. 116,000 368,133
Wistron NeWeb Corp. 1,000 3,940
Wiwynn Corp. 2,000 119,438
Wowprime Corp. 5,000 34,706
WPG Holdings, Ltd. 98,000 206,829
WT Microelectronics Co., Ltd.,
Class A 8,000 29,140
XinTec, Inc., Class A 5,000 20,870
Xxentria Technology Materials
Corp. 1,000 1,585
Yageo Corp., Class A 2,000 28,703
Yankey Engineering Co., Ltd.,
Class H 2,000 25,076
YC INOX Co., Ltd. 33,000 21,874
Yea Shin International
Development Co., Ltd., Class
A 5,050 5,369
Yem Chio Co., Ltd. 2,000 1,007
YFY, Inc., Class A 29,000 23,666
Yieh Phui Enterprise Co., Ltd.,
Class A 3,000 1,482
Yuanta Financial Holding Co.,
Ltd. 303,000 294,635
Yulon Motor Co., Ltd., Class A 96,000 117,963
YungShin Global Holding
Corp., Class A 3,000 6,153
Zenitron Corp. 1,000 994
Shares Value†
TAIWAN — (Continued)
Zero One Technology Co., Ltd. 2,000 $ 7,754
Zhen Ding Technology
Holding, Ltd., Class A 19,000 58,040
*Zig Sheng Industrial Co., Ltd.,
Class H 3,000 899
*Zinwell Corp. 2,000 738
Zyxel Group Corp., Class A 51,000 47,678
TOTAL TAIWAN 37,918,499
THAILAND — (1.6%)
AAPICO Hitech PCL - NVDR 800 287
*Absolute Clean Energy PCL -
NVDR, Class R 6,000 239
Advanced Info Service PCL -
NVDR, Class F 2,000 17,662
Advanced Information
Technology PCL - NVDR 2,100 260
After You PCL - NVDR 800 215
Airports of Thailand PCL
- NVDR 9,100 10,420
Allianz Ayudhya Capital PCL -
NVDR, Class R 200 199
Amata Corp. PCL - NVDR 45,900 20,336
AP Thailand PCL - NVDR 126,300 30,247
Asia Plus Group Holdings PCL
- NVDR 6,600 381
Asian Alliance International
PCL - NVDR, Class R 1,400 180
Asian Sea Corp. PCL - NVDR,
Class A 1,500 346
Asset World Corp. PCL -
NVDR, Class R 6,300 415
*Assetwise PCL - NVDR 1,600 304
B Grimm Power PCL - NVDR,
Class R 1,300 440
Bangchak Corp. PCL - NVDR,
Class R 40,200 43,022
Bangchak Sriracha PCL -
NVDR, Class R 2,600 409
Bangkok Aviation Fuel
Services PCL - NVDR 600 139
Bangkok Bank PCL - NVDR,
Class F 24,200 101,422
Bangkok Chain Hospital PCL -
NVDR, Class F 1,700 768
Bangkok Dusit Medical
Services PCL - NVDR, Class R 156,000 112,079
Bangkok Dusit Medical
Services PCL, Class F 32,100 23,062
Bangkok Expressway & Metro
PCL - NVDR, Class F 136,400 24,091
Bangkok Land PCL - NVDR 28,100 345
Bangkok Life Assurance PCL
- NVDR 22,900 11,517
Banpu PCL - NVDR 281,600 36,248
Banpu Power PCL - NVDR 1,400 289
BCPG PCL - NVDR 2,700 554
BEC World PCL - NVDR 3,800 459
Berli Jucker PCL - NVDR 40,200 28,641
Betagro PCL - NVDR, Class A 6,700 4,753

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
THAILAND — (Continued)
*Better World Green PCL -
NVDR, Class A 18,200 $ 142
Bluebik Group PCL - NVDR 400 344
Brooker Group PCL (The) -
NVDR, Class A 20,100 223
*BTS Group Holdings PCL
- NVDR 167,800 25,367
Bumrungrad Hospital PCL
- NVDR 12,000 59,273
Cal-Comp Electronics Thailand
PCL - NVDR, Class A 2,800 499
Carabao Group PCL - NVDR 3,600 6,736
Central Pattana PCL - NVDR,
Class F 32,900 49,983
Central Plaza Hotel PCL
- NVDR 800 599
*Central Retail Corp. PCL -
NVDR, Class R 3,600 2,554
*Central Retail Corp. PCL,
Class R 50,200 35,616
CH Karnchang PCL - NVDR 83,000 35,779
Charoen Pokphand Foods
PCL - NVDR 73,300 58,148
CK Power PCL - NVDR 4,400 356
Com7 PCL - NVDR 53,900 33,239
CP ALL PCL - NVDR, Class F 46,100 71,072
CP ALL PCL, Class F 13,800 21,275
Delta Electronics Thailand PCL 25,600 75,102
Delta Electronics Thailand
PCL - NVDR 2,700 7,921
Dhipaya Group Holdings PCL
- NVDR 1,000 578
Dhipaya Group Holdings PCL,
Class F 22,900 13,231
Diamond Building Products
PCL - NVDR, Class A 1,000 174
Don Muang Tollway PCL -
NVDR, Class R 1,500 454
*Dusit Thani PCL - NVDR 800 189
Dynasty Ceramic PCL - NVDR 8,800 411
Eastern Polymer Group PCL
- NVDR 2,600 207
Eastern Water Resources
Development and
Management PCL - NVDR 2,100 109
Electricity Generating PCL
- NVDR 800 2,491
*Energy Absolute PCL - NVDR 212,600 13,874
Erawan Group PCL (The)
- NVDR 287,400 19,616
Exotic Food PCL - NVDR,
Class A 500 244
Forth Corp. PCL - NVDR,
Class F 1,100 310
Forth Smart Service PCL
- NVDR 1,000 195
Frasers Property Thailand PCL
- NVDR, Class R 1,000 196
GFPT PCL 83,000 25,095
GFPT PCL - NVDR 6,400 1,935
Shares Value†
THAILAND — (Continued)
Global Power Synergy PCL
- NVDR 700 $ 655
*Gulf Development PCL -
NVDR, Class R 28,620 41,981
Gunkul Engineering PCL -
NVDR, Class A 79,800 3,798
Haad Thip PCL - NVDR 800 395
Hana Microelectronics PCL
- NVDR 1,900 1,098
Home Product Center PCL -
NVDR, Class A 83,000 21,120
Ichitan Group PCL - NVDR 69,800 25,074
Index Livingmall PCL - NVDR 600 253
Indorama Ventures PCL
- NVDR 2,000 1,138
IRPC PCL - NVDR 530,300 13,811
I-TAIL Corp. PCL - NVDR,
Class R 1,000 386
*Jasmine Technology Solution
PCL - NVDR, Class A 400 488
*Kaset Thai International
Sugar Corp. PCL - NVDR 2,400 172
Kasikornbank PCL - NVDR 1,500 7,162
KCE Electronics PCL - NVDR 59,100 30,784
KGI Securities Thailand PCL
- NVDR 5,200 613
Khon Kaen Sugar Industry
PCL - NVDR, Class F 6,700 305
Kiatnakin Phatra Bank PCL
- NVDR 300 449
Krung Thai Bank PCL - NVDR 76,200 49,728
Lalin Property PCL - NVDR 1,200 179
Land & Houses PCL - NVDR 187,800 23,837
LH Financial Group PCL -
NVDR, Class R 12,600 294
LPN Development PCL
- NVDR 3,500 212
Major Cineplex Group PCL
- NVDR 1,600 476
Malee Group PCL - NVDR,
Class A 800 166
Master Style PCL - NVDR,
Class R 300 188
MBK PCL - NVDR 1,700 784
MC Group PCL - NVDR, Class
A 1,200 363
MCS Steel PCL - NVDR 1,400 325
Mega Lifesciences PCL
- NVDR 1,100 996
Minor International PCL
- NVDR 192,400 154,070
MK Restaurants Group PCL
- NVDR 1,100 626
*Mono Next PCL - NVDR,
Class A 4,000 198
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 400 509
Muang Thai Insurance PCL
- NVDR 100 325
*Netbay PCL - NVDR 400 242

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
THAILAND — (Continued)
Noble Development PCL
- NVDR 2,800 $ 178
Nonthavej Hospital PCL -
NVDR, Class A 200 159
Northeast Rubber PCL -
NVDR, Class A 171,000 20,988
NSL Foods PCL - NVDR,
Class R 200 199
Origin Property PCL - NVDR 3,300 194
Osotspa PCL - NVDR 27,600 13,054
Plan B Media PCL - NVDR 181,100 26,022
*Platinum Group PCL (The)
- NVDR 3,100 130
Polyplex Thailand PCL - NVDR 1,600 522
*Praram 9 Hospital PCL -
NVDR, Class R 1,200 898
Precious Shipping PCL
- NVDR 118,200 20,876
Prima Marine PCL - NVDR,
Class R 28,600 5,094
Principal Capital PCL - NVDR 1,600 105
Pruksa Holding PCL - NVDR,
Class F 1,900 273
PTG Energy PCL - NVDR 202,300 42,695
PTT Exploration & Production
PCL - NVDR, Class F 41,900 124,803
PTT Global Chemical PCL -
NVDR, Class R 43,100 22,321
PTT Oil & Retail Business PCL
- NVDR, Class R 73,200 31,774
PTT PCL - NVDR 235,200 218,267
Quality Houses PCL - NVDR 522,000 23,439
*R&B Food Supply PCL
- NVDR 1,200 154
Rajthanee Hospital PCL
- NVDR 600 237
Ramkhamhaeng Hospital PCL
- NVDR 1,100 596
Ratch Group PCL - NVDR 57,900 45,498
Ratchaphruek Hospital PCL
- NVDR 1,200 198
Rojana Industrial Park PCL
- NVDR 2,200 385
S Hotels & Resorts PCL
- NVDR 4,000 203
Sahamitr Pressure Container
PCL - NVDR 900 226
*Samart Corp. PCL - NVDR 1,700 354
Sansiri PCL - NVDR, Class A 971,000 40,404
Sappe PCL - NVDR 300 317
SC Asset Corp. PCL - NVDR 7,500 521
SCB X PCL - NVDR, Class F 7,800 27,786
SCG Packaging PCL - NVDR 52,200 22,033
SCGJWD Logistics PCL
- NVDR 1,500 355
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 900 129
Siam Cement PCL (The)
- NVDR 6,900 33,049
Shares Value†
THAILAND — (Continued)
Siam Global House PCL -
NVDR, Class F 21,599 $ 4,558
Siam Wellness Group PCL
- NVDR 2,200 253
Siamgas & Petrochemicals
PCL - NVDR, Class A 2,200 458
Sikarin PCL - NVDR 2,200 448
Singha Estate PCL - NVDR 10,500 217
SiS Distribution Thailand PCL
- NVDR 400 267
SISB PCL - NVDR, Class R 600 332
*SKY ICT PCL - NVDR, Class
A 41,500 18,386
Somboon Advance
Technology PCL - NVDR 900 312
SPCG PCL - NVDR 1,800 426
Sri Trang Agro-Industry PCL -
NVDR, Class F 87,300 35,281
Sri Trang Gloves Thailand
PCL - NVDR, Class R 31,300 6,465
Srinanaporn Marketing PCL -
NVDR, Class F 1,600 584
Srithai Superware PCL
- NVDR 5,100 169
Srivichai Vejvivat PCL - NVDR 800 168
Star Petroleum Refining PCL
- NVDR 7,000 1,142
Supalai PCL - NVDR, Class A 75,000 35,474
*Super Energy Corp. PCL -
NVDR, Class R 68,000 285
SVI PCL - NVDR 800 188
TAC Consumer PCL - NVDR 1,500 207
Taokaenoi Food & Marketing
PCL - NVDR 1,300 288
Thai Life Insurance PCL
- NVDR 2,000 737
Thai Oil PCL - NVDR 48,400 38,758
Thai President Foods PCL
- NVDR 100 599
Thai Union Group PCL -
NVDR, Class F 108,500 35,079
Thai Vegetable Oil PCL
- NVDR 1,500 1,019
*Thaicom PCL - NVDR, Class
F 35,900 9,780
Thaifoods Group PCL - NVDR 4,200 673
Thaitheparos PCL - NVDR 300 344
*Thonburi Healthcare Group
PCL - NVDR, Class R 900 261
Thoresen Thai Agencies PCL -
NVDR, Class A 308,400 38,036
Tipco Asphalt PCL - NVDR 61,000 27,391
Tisco Financial Group PCL
- NVDR 6,300 18,529
TKS Technologies PCL
- NVDR 900 152
TMBThanachart Bank PCL -
NVDR, Class R 345,300 18,916
TOA Paint Thailand PCL
- NVDR 1,900 580

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
THAILAND — (Continued)
TPI Polene PCL - NVDR 20,300 $ 571
TPI Polene Power PCL -
NVDR, Class A 10,100 635
TQM Alpha PCL - NVDR,
Class R 600 298
Triple i Logistics PCL - NVDR 1,400 196
*True Corp. PCL - NVDR,
Class A 180,400 65,345
TTW PCL - NVDR 3,200 843
Union Auction PCL - NVDR 700 151
United Paper PCL - NVDR,
Class R 800 182
Univanich Palm Oil PCL
- NVDR 2,100 575
Vanachai Group PCL - NVDR 2,300 149
WHA Corp. PCL - NVDR 333,400 30,141
WHA Utilities and Power PCL
- NVDR 2,300 229
WICE Logistics PCL - NVDR 800 59
TOTAL THAILAND 2,537,038
TURKEY — (1.0%)
Adel Kalemcilik Ticaret ve
Sanayi A/S 164 143
Agesa Hayat ve Emeklilik A/S 104 364
Akbank TAS 88,320 111,377
Akcansa Cimento A/S 52 189
*Akenerji Elektrik Uretim A/S 712 164
*Aksa Akrilik Kimya Sanayii
A/S 17,951 4,462
Aksa Enerji Uretim A/S 348 281
*Aksigorta A/S 1,572 247
Alarko Holding A/S 6,802 16,209
Albaraka Turk Katilim Bankasi
A/S 101,303 15,830
*Alkim Alkali Kimya A/S 520 199
Anadolu Anonim Turk Sigorta
Sirketi 11,683 26,565
#Anadolu Efes Biracilik Ve
Malt Sanayii A/S 4,268 17,711
Anadolu Hayat Emeklilik A/S,
Class A 176 368
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 76 109
*Anel Elektrik Proje Taahhut
VE Ticaret A/S 244 109
*Arcelik A/S, Class A 88 260
ARD Grup Bilisim Teknolojileri
A/S 408 266
Aselsan Elektronik Sanayi Ve
Ticaret A/S 12,563 44,098
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 1,405 3,671
ATP Yazilim VE Teknoloji A/S 52 104
Aydem Yenilenebilir Enerji A/S 316 131
Aygaz A/S 241 802
*Bera Holding A/S 8,648 3,269
BIM Birlesik Magazalar A/S 2,647 31,040
Shares Value†
TURKEY — (Continued)
*Birlesim Muhendislik Isitma
Sogutma Havalandirma Sanayi
VE Ticaret A/S 296 $ 127
Bogazici Beton Sanayi VE
Ticaret A/S, Class A 320 192
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 12 113
Borusan Yatirim ve Pazarlama
A/S 4 221
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 16 269
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 64 145
Bursa Cimento Fabrikasi A/S 7,372 1,465
*Can2 Termik AS 68,974 2,887
Celebi Hava Servisi A/S 4 262
*Cemas Dokum Sanayi A/S 2,440 461
*Cemtas Celik Makina Sanayi
Ve Ticaret A/S 924 408
Cimsa Cimento Sanayi VE
Ticaret A/S, Class A 324 394
Coca-Cola Icecek A/S, Class A 14,013 18,983
Deva Holding A/S 136 200
Dogus Otomotiv Servis ve
Ticaret A/S 4,773 24,262
ΩEnerjisa Enerji A/S 244 344
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 52 213
*Eregli Demir ve Celik
Fabrikalari TAS 37,445 21,906
Escar Turizm Tasimacilik
Ticaret A/S 221 385
*Esenboga Elektrik Uretim A/S 376 403
Europap Tezol Kagit Sanayi
VE Ticaret A/S 236 92
*Europen Endustri Insaat
Sanayi VE Ticaret AS 3,084 427
Ford Otomotiv Sanayi A/S 333 7,667
*Formet Metal ve Cam Sanayi
A/S 468 81
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 108 355
*Gersan Elektrik Ticaret ve
Sanayi AS 212 48
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 6,322 6,657
Global Yatirim Holding A/S 177,728 33,965
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S., Class
A 40 400
*Gubre Fabrikalari TAS 48 343
*Hitit Bilgisayar Hizmetleri AS 113 121
*Ihlas Holding A/S 4,676 277
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S, Class F 1,628 282
Is Yatirim Menkul Degerler A/S 23,862 22,373
*Isiklar Enerji ve Yapi Holding
A/S 836 226

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
TURKEY — (Continued)
*Izdemir Enerji Elektrik Uretim
As 7,325 $ 1,209
*Izmir Demir Celik Sanayi AS 2,408 312
Jantsa Jant Sanayi Ve Ticaret
A/S 472 263
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 380 301
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 920 925
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 74,244 44,825
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 7,480 288
*Kayseri Seker Fabrikasi As 2,664 1,190
*Kerevitas Gida Sanayi ve
Ticaret A/S 704 295
Kervan Gida Sanayi Ve Ticaret
A/S, Class A 3,232 169
*Kiler Holding A/S 280 187
KOC Holding A/S 9,145 32,742
Kocaer Celik Sanayi Ve
Ticaret A/S 1,759 563
Kontrolmatik Enerji Ve
Muhendislik A/S 324 229
*Konya Cimento Sanayii AS 4 627
*Kordsa Teknik Tekstil A/S 224 320
LDR Turizm A/S, Class A 48 241
Logo Yazilim Sanayi Ve
Ticaret A/S 156 556
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S, Class
A 688 279
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 540 373
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 52,042 43,680
#*MIA Teknoloji A/S 25,585 23,111
Migros Ticaret A/S, Class A 40 498
Ω*MLP Saglik Hizmetleri A/S,
Class A 1,340 11,376
*Naturel Yenilenebilir Enerji
Ticaret A/S, Class A 80 90
*NET Holding A/S, Class F 476 454
Nuh Cimento Sanayi A/S,
Class A 156 991
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 188,339 23,604
*Orge Enerji Elektrik Taahhut
A/S 136 350
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 8 79
*Oyak Cimento Fabrikalari A/S 17,658 10,762
*Pegasus Hava Tasimaciligi
A/S 7,987 46,290
*Peker Gayrimenkul Yatirim
Ortakligi A/S, Class A 7,494 273
Shares Value†
TURKEY — (Continued)
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 512 $ 174
*Petkim Petrokimya Holding
A/S, Class H 38,550 16,188
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S, Class F 292 176
*Politeknik Metal Sanayi ve
Ticaret AS, Class A 4 657
*Qua Granite Hayal 3,248 448
*Ral Yatirim Holding A/S 830 2,542
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 63,074 24,190
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 10,101 4,940
*Sasa Polyester Sanayi A/S,
Class A 18,721 2,059
*Say Yenilenebilir Enerji
Ekipmanlari Sanayi ve Ticaret
A/S 76 60
Sekerbank Turk A/S 101,273 13,640
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 240 400
Sok Marketler Ticaret A/S,
Class A 25,728 25,153
SUN Tekstil Sanayi Ve Ticaret
A/S 264 243
Suwen Tekstil Sanayi
Pazarlama A/S 920 254
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 96 84
*TAV Havalimanlari Holding
A/S, Class A 4,156 24,692
*Tekfen Holding A/S 24,504 87,287
*Teknosa Ic Ve Dis Ticaret A/S 144 89
Tofas Turk Otomobil Fabrikasi
A/S, Class A 4,741 24,654
*Tukas Gida Sanayi ve Ticaret
A/S 10,612 659
*Tumosan Motor ve Traktor
Sanayi A/S 52 113
*Turk Altin Isletmeleri A/S 444 288
*Turk Hava Yollari AO 16,444 121,535
*Turk Ilac VE Serum Sanayi As 164 84
*Turk Telekomunikasyon A/S 17,256 23,556
Turk Traktor ve Ziraat
Makineleri A/S 616 9,730
Turkcell Iletisim Hizmetleri A/S 32,409 75,756
Turkiye Garanti Bankasi A/S 15,044 40,172
Turkiye Is Bankasi A/S 325,679 87,221
Turkiye Petrol Rafinerileri A/S 27,206 88,211
Turkiye Sigorta A/S 3,296 1,502
Turkiye Sise ve Cam
Fabrikalari A/S 24,818 22,069
*Turkiye Vakiflar Bankasi TAO 76,213 41,059
*Ulker Biskuvi Sanayi A/S,
Class A 12,977 35,935
Vakko Tekstil ve Hazir Giyim
Sanayi Isletmeleri A/S 84 135

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
TURKEY — (Continued)
Vestel Beyaz Esya Sanayi ve
Ticaret A/S 31,677 $ 9,571
*Vestel Elektronik Sanayi ve
Ticaret A/S 26,407 27,725
*Yapi ve Kredi Bankasi A/S,
Class A 58,010 34,330
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 456 275
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 544 123
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 980 617
*Zorlu Enerji Elektrik Uretim
A/S, Class H 170,781 14,210
TOTAL TURKEY 1,535,180
UNITED ARAB EMIRATES — (2.1%)
Abu Dhabi Aviation Co. 8,657 12,892
Abu Dhabi Commercial Bank
PJSC 46,003 145,785
Abu Dhabi Islamic Bank PJSC 53,569 266,893
Abu Dhabi National Hotels 431,855 61,138
Abu Dhabi National Oil Co. for
Distribution PJSC 121,886 111,830
*Abu Dhabi Ports Co. PJSC 16,163 17,470
Abu Dhabi Ship Building Co.
PJSC 192 316
ADNOC Drilling Co. PJSC,
Class F 49,022 65,397
Agility Global PLC 113,912 38,146
Agthia Group PJSC, Class A 26,331 32,402
Air Arabia PJSC, Class H 210,407 200,494
Ajman Bank PJSC 1,840 756
Aldar Properties PJSC 23,837 53,605
Alpha Dhabi Holding PJSC,
Class A 292 900
Amanat Holdings PJSC 3,068 902
*Americana Restaurants
International PLC - Foreign Co. 140,052 85,792
*Apex Investment Co. PSC 604 646
*Aramex PJSC 2,252 1,705
*Bank of Sharjah, Class A 53,096 13,270
Burjeel Holdings PLC 21,439 8,814
Dana Gas PJSC, Class A 462,606 93,830
Deyaar Development PJSC 3,772 946
Dubai Electricity & Water
Authority PJSC 89,034 64,963
Dubai Financial Market PJSC 39,381 14,689
Dubai Investments PJSC 125,010 78,960
Dubai Islamic Bank PJSC 58,706 120,831
Emaar Development PJSC 29,243 106,286
Emaar Properties PJSC 137,560 490,610
Emirates Central Cooling
Systems Corp. 97,901 42,913
Emirates Driving Co. 1,204 803
Emirates Integrated
Telecommunications Co. PJSC 10,253 24,285
Emirates NBD Bank PJSC 48,790 272,971
*Emirates Reem Investments
PJSC 268 197
Shares Value†
UNITED ARAB EMIRATES — (Continued)
Emirates Telecommunications
Group Co. PJSC, Class A 48,648 $ 230,456
*EMSTEEL Building Materials
PJSC 4,388 1,386
Fertiglobe PLC, Class A 33,445 20,670
First Abu Dhabi Bank PJSC,
Class A 96,525 394,714
*Ghitha Holding PJSC 232 1,118
*Gulf Navigation Holding PJSC 356 523
*Manazel PJSC 3,300 317
*Modon Holding PSC 14,295 11,870
National Bank of Ras Al-
Khaimah PSC (The), Class K 1,801 3,334
National Central Cooling Co.
PJSC 21,346 15,342
*National Corp. for Tourism &
Hotels 1,012 672
Palms Sports PrJSC 88 155
*Presight AI Holding PLC 1,084 572
*RAK Properties PJSC 65,419 22,619
Ras Al Khaimah Ceramics
PJSC 20,578 13,950
Salik Co. PJSC 81,999 112,962
*Space42 PLC 2,572 1,163
Taaleem Holdings PJSC 388 385
TECOM Group PJSC 27,001 22,936
*Union Properties PJSC 5,524 857
TOTAL UNITED ARAB
EMIRATES 3,287,438
TOTAL COMMON STOCKS 152,050,725
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.3%)
Alpargatas SA 0.360% 700 915
Banco Bradesco SA 1.430% 22,300 54,082
Banco do Estado do Rio
Grande do Sul SA, Class B
1.590% 23,200 47,126
Banco Pan SA 2.690% 19,000 25,540
Banco Pine SA 0.290% 300 254
*Braskem SA, Class A
15.900% 2,800 5,277
Centrais Eletricas Brasileiras
SA, Class B 4.010% 3,400 28,965
Cia de Ferro Ligas da Bahia
FERBASA 3.390% 13,100 16,776
Cia De Sanena Do Parana
1.740% 2,200 2,362
Cia Energetica de Minas
Gerais 4.530% 20,400 39,457
Eucatex SA Industria e
Comercio 5.170% 100 222
Itau Unibanco Holding SA
3.200% 2,750 17,283
Marcopolo SA 4.900% 30,300 37,678
Raizen SA 0.550% 42,200 13,492
Randon SA Implementos e
Participacoes 3.980% 40,600 64,327
Schulz SA 1.110% 400 387

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value†
BRAZIL — (Continued)
Taurus Armas SA 5.970% 200 $ 300
Track & Field Co. SA 0.400% 100 204
Unipar Carbocloro SA 9.230% 100 964
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A
5.120% 16,400 16,019
TOTAL BRAZIL 371,630
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 7.250% 7,515 31,823
TOTAL CHILE 31,823
COLOMBIA — (0.0%)
Grupo de Inversiones
Suramericana SA, Class O
1.530% 970 8,653
TOTAL COLOMBIA 8,653
TOTAL PREFERRED
STOCKS 412,106
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Minerva SA, Class A
5/30/2025 12,295 4,148
TOTAL BRAZIL 4,148
Shares Value†
INDIA — (0.0%)
*Lloyds Engineering Works,
Ltd. 6/2/2025 18,370 $ 4,882
TOTAL INDIA 4,882
KOREA, REPUBLIC OF — (0.0%)
*Samsung SDI Co., Ltd.
5/23/2025 123 2,981
TOTAL KOREA, REPUBLIC
OF 2,981
MALAYSIA — (0.0%)
*T7 Global BHD 3/13/2030 380 5
TOTAL MALAYSIA 5
THAILAND — (0.0%)
*Better World Green PCL,
Class A 12/31/2027 3,033 –
*Energy Absolute PCL
2/13/2028 35,433 339
TOTAL THAILAND 339
TOTAL RIGHTS/WARRANTS 12,355
TOTAL INVESTMENT SECURITIES — (97.5%)
(Cost $153,518,487) 152,475,186
SECURITIES LENDING COLLATERAL — ( 2.5% )
@§The DFA Short Term
Investment Fund 344,580 3,985,067
TOTAL INVESTMENTS — ( 100.0% )
(Cost $157,503,554) $ 156,460,253
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $4,944,419 which represented 3.2% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 7,763,618 $ — $ — $ 7,763,618
Chile ................................ 1,086,218 — — 1,086,218
Colombia ............................ 260,504 — — 260,504
Czech ............................... 235,204 — — 235,204
Egypt ............................... 34,868 — — 34,868
Greece .............................. 1,181,476 — — 1,181,476
Hungary ............................. 478,513 — — 478,513
India ................................ 42,355,591 71,532 — 42,427,123
Indonesia ............................ 3,075,981 — — 3,075,981
Korea, Republic of ..................... 20,885,938 851 127 20,886,916
Kuwait .............................. 1,845,687 387 — 1,846,074
Malaysia ............................. 3,164,176 — — 3,164,176
Mexico .............................. 3,478,737 — — 3,478,737
Peru ................................ 131,755 — — 131,755
Philippines ........................... 1,141,872 — — 1,141,872
Poland .............................. 2,573,728 — — 2,573,728
Qatar ............................... 1,852,748 — — 1,852,748

Dimensional Emerging Markets ex China Core Equity ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Saudi Arabia .......................... $ 8,474,798 $ — $ — $ 8,474,798
South Africa .......................... 6,678,261 — — 6,678,261
Taiwan .............................. 37,918,499 — — 37,918,499
Thailand ............................. 2,537,038 — — 2,537,038
Turkey .............................. 1,535,180 — — 1,535,180
United Arab Emirates ................... 3,271,779 15,659 — 3,287,438
Preferred Stocks
Brazil ............................... 371,630 — — 371,630
Chile ................................ 31,823 — — 31,823
Colombia ............................ 8,653 — — 8,653
Rights/Warrants
Brazil ............................... 4,148 — — 4,148
India ................................ — 4,882 — 4,882
Korea, Republic of ..................... 2,981 — — 2,981
Malaysia ............................. 5 — — 5
Thailand ............................. 339 — — 339
Securities Lending Collateral ............... — 3,985,067 — 3,985,067
Total Investments ........................ $152,381,748 $4,078,378 $127> $156,460,253
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional World Equity ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
$
Shares Value†
AFFILIATED INVESTMENT COMPANIES — ( 99.8% )
DOMESTIC — (70.0%)
Dimensional U.S. Core Equity 2 ETF 10,814,333 $ 348,978,526
Dimensional US Core Equity 1 ETF 1,942,271 117,080,096
TOTAL DOMESTIC 466,058,622
INTERNATIONAL — (29.8%)
Dimensional Emerging Markets Core Equity 2 ETF 2,006,480 53,332,238
Dimensional Global Real Estate ETF 520,331 13,679,502
#Dimensional International Core Equity 2 ETF 4,569,131 131,910,812
TOTAL INTERNATIONAL 198,922,552
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANIES — (99.8%)
(Cost $627,163,070) 664,981,174
SECURITIES LENDING COLLATERAL — (0.2%)
@§The DFA Short Term Investment Fund 102,542 1,185,900
TOTAL INVESTMENTS — ( 100.0% )
(Cost $628,348,970) $ 666,167,074
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Affiliated Investment Companies ............. $664,981,174 — — $664,981,174
Securities Lending Collateral ................ — 1,185,900 — 1,185,900
Total Investments ......................... $664,981,174 $1,185,900 $— $666,167,074
See accompanying Notes to Financial Statements.

Dimensional Global Real Estate ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2025
(Unaudited)
4
Shares Value †
COMMON STOCKS — (98.6%)
AUSTRALIA — (6.2%)
Abacus Group 486,291 $ 354,714
Abacus Storage King 686,805 650,388
*Arena REIT 600,467 1,429,253
Aspen Group, Ltd. 122,256 241,716
BWP Trust 767,202 1,757,397
*Carindale Property Trust 128 387
Centuria Capital Group 1,024,678 1,035,909
Centuria Industrial REIT 927,709 1,745,164
#Centuria Office REIT 441,743 346,245
Charter Hall Group 652,689 7,057,813
Charter Hall Long Wale REIT 867,803 2,132,208
Charter Hall Retail REIT 707,693 1,693,533
Charter Hall Social
Infrastructure REIT 437,979 821,104
#Cromwell Property Group 1,426,331 342,238
Dexus 1,480,609 7,124,188
Dexus Convenience Retail
REIT 125,181 236,286
Dexus Industria REIT 299,971 499,034
Elanor Commercial Property
Fund 194,118 72,040
Garda Property Group 632 465
GDI Property Group
Partnership 503,898 214,408
Goodman Group 2,731,212 52,391,905
GPT Group (The) 2,790,690 8,267,415
Growthpoint Properties
Australia, Ltd. 338,011 501,760
#HealthCo REIT 450,983 242,391
HMC Capital, Ltd. 412,590 1,283,016
*HomeCo Daily Needs REIT 2,393,876 1,876,354
Ingenia Communities Group 526,315 1,869,028
Mirvac Group 5,619,238 8,197,651
*National Storage REIT 2,067,815 3,043,103
RAM Essential Services
Property Fund 347,946 129,127
Region RE, Ltd. 1,689,026 2,507,272
*Scentre Group 7,598,655 17,600,396
Stockland 3,412,529 11,987,423
Vicinity, Ltd. 5,420,027 8,184,471
Waypoint REIT, Ltd. 1,092,470 1,789,479
TOTAL AUSTRALIA 147,625,281
BELGIUM — (1.0%)
Aedifica SA 64,987 5,219,201
Ascencio 7,211 386,904
Shares Value†
BELGIUM — (Continued)
Care Property Invest NV 45,852 $ 696,354
*Cofinimmo SA 52,119 4,176,867
Home Invest Belgium SA 12,481 287,303
*Montea NV 25,266 1,837,292
*Nextensa SA 770 35,362
*Retail Estates NV 15,951 1,171,348
Shurgard Self Storage, Ltd. 45,960 1,906,945
Vastned NV 11,402 375,876
*Warehouses De Pauw CVA 203,551 5,201,576
*Wereldhave Belgium Comm
VA 12 679
*Xior Student Housing NV 48,112 1,561,439
TOTAL BELGIUM 22,857,146
CANADA — (1.1%)
Allied Properties Real Estate
Investment Trust 86,800 963,956
Artis Real Estate Investment
Trust 61,581 322,327
Automotive Properties Real
Estate Investment Trust 17,300 129,002
Boardwalk Real Estate
Investment Trust 31,916 1,502,106
BSR Real Estate Investment
Trust 30,606 380,433
BTB Real Estate Investment
Trust 40,767 99,460
Canadian Apartment
Properties REIT 109,881 3,349,012
Choice Properties Real Estate
Investment Trust 216,142 2,284,568
*Crombie Real Estate
Investment Trust 77,109 814,465
*CT Real Estate Investment
Trust 63,909 687,069
*Dream Industrial Real Estate
Investment Trust 213,100 1,635,315
Dream Office Real Estate
Investment Trust 7,634 84,613
European Residential Real
Estate Investment Trust 49,792 92,281
Firm Capital Property Trust 3,000 13,183
First Capital Real Estate
Investment Trust 163,900 2,026,650
Granite Real Estate
Investment Trust 39,901 1,826,786
Granite Real Estate
Investment Trust 834 38,339
H&R Real Estate Investment
Trust 185,253 1,315,668
InterRent Real Estate
Investment Trust 84,941 694,262
*Killam Apartment Real Estate
Investment Trust 98,000 1,235,908
ΩMinto Apartment Real Estate
Investment Trust 19,700 191,823

Dimensional Global Real Estate ETF
continued
Shares Value†
CANADA — (Continued)
*Morguard North American
Residential Real Estate
Investment Trust 20,805 $ 251,684
Morguard Real Estate
Investment Trust 100 405
Nexus Industrial REIT 41,700 202,266
*NorthWest Healthcare
Properties Real Estate
Investment Trust 161,177 574,090
Plaza Retail REIT 54,200 145,182
Primaris Real Estate
Investment Trust 72,368 753,386
PRO Real Estate Investment
Trust 26,400 95,562
RioCan Real Estate
Investment Trust 214,303 2,671,612
Slate Grocery REIT, Class U 28,804 289,854
SmartCentres Real Estate
Investment Trust 106,300 1,961,621
True North Commercial Real
Estate Investment Trust 4,600 31,803
TOTAL CANADA 26,664,691
CHINA — (0.0%)
China Merchants Commercial
Real Estate Investment Trust 12,000 1,811
Spring Real Estate Investment
Trust 3,000 673
Yuexiu Real Estate Investment
Trust 1,064,000 100,161
TOTAL CHINA 102,645
FRANCE — (1.8%)
Altarea SCA 7,140 824,951
*ARGAN SA 16,297 1,128,211
*Carmila SA 74,245 1,617,067
*Covivio Hotels SACA 104 2,766
Covivio SA 76,482 4,286,191
Gecina SA 63,800 6,563,488
#ICADE 50,485 1,199,428
Klepierre SA 322,731 11,827,723
Mercialys SA 144,175 1,930,637
Unibail-Rodamco-Westfield 169,507 14,359,056
TOTAL FRANCE 43,739,518
GERMANY — (0.0%)
*Deutsche Konsum REIT-AG 474 1,600
*Hamborner REIT AG 88,952 631,977
TOTAL GERMANY 633,577
HONG KONG — (0.8%)
Champion REIT 1,501,000 445,188
Fortune Real Estate
Investment Trust 2,609,000 1,460,154
*Link REIT 3,617,900 16,958,833
Prosperity REIT 962,000 145,143
*Regal Real Estate Investment
Trust 4,000 204
SF Real Estate Investment
Trust 440,000 152,063
Shares Value†
HONG KONG — (Continued)
Sunlight Real Estate
Investment Trust 1,266,000 $ 315,084
TOTAL HONG KONG 19,476,669
INDIA — (0.4%)
ΩBrookfield India Real Estate
Trust 406,645 1,393,207
Embassy Office Parks REIT 1,100,268 4,971,954
ΩMindspace Business Parks
REIT 302,587 1,378,021
Nexus Select Trust 544,247 835,209
TOTAL INDIA 8,578,391
IRELAND — (0.0%)
Irish Residential Properties
REIT PLC 718,732 833,360
TOTAL IRELAND 833,360
ITALY — (0.0%)
*Immobiliare Grande
Distribuzione SIIQ SpA, Class
F 66,238 236,053
TOTAL ITALY 236,053
JAPAN — (5.4%)
Activia Properties, Inc. 967 2,321,912
Advance Residence
Investment Corp. 3,808 3,932,406
AEON REIT Investment Corp. 1,792 1,570,387
Comforia Residential REIT,
Inc. 1,022 1,990,407
CRE Logistics REIT, Inc. 856 860,561
Daiwa House REIT Investment
Corp. 3,097 5,195,682
Daiwa Office Investment Corp. 699 1,499,537
Daiwa Securities Living
Investments Corp. 1,456 920,718
ESCON Japan Reit Investment
Corp. 338 266,580
Frontier Real Estate
Investment Corp. 3,334 1,853,521
Fukuoka REIT Corp. 724 793,334
Global One Real Estate
Investment Corp. 1,701 1,422,668
GLP J-REIT 6,547 5,654,728
Hankyu Hanshin REIT, Inc. 981 993,104
#Health Care & Medical
Investment Corp. 240 184,745
Heiwa Real Estate REIT, Inc. 1,329 1,226,139
Hoshino Resorts REIT, Inc. 994 1,530,303
Hulic Reit, Inc. 1,501 1,539,514
Ichigo Hotel REIT Investment
Corp. 293 248,549
Ichigo Office REIT Investment
Corp. 1,246 728,522
Industrial & Infrastructure Fund
Investment Corp. 3,995 3,271,284
Invincible Investment Corp. 10,702 4,426,655
Japan Excellent, Inc. 1,516 1,372,095
Japan Hotel REIT Investment
Corp. 8,584 4,248,671
Japan Logistics Fund, Inc. 3,362 2,203,779

Dimensional Global Real Estate ETF
continued
Shares Value†
JAPAN — (Continued)
Japan Metropolitan Fund
Invest 10,562 $ 7,041,827
Japan Prime Realty
Investment Corp. 1,210 2,994,462
Japan Real Estate Investment
Corp. 8,825 7,009,762
KDX Realty Investment Corp. 5,797 6,039,219
LaSalle Logiport REIT 2,547 2,430,221
Marimo Regional Revitalization
REIT, Inc. 332 237,874
Mirai Corp. 2,753 800,964
Mitsubishi Estate Logistics
REIT Investment Corp. 1,839 1,503,277
Mitsui Fudosan Logistics Park,
Inc. 4,443 3,174,016
Mori Hills REIT Investment
Corp. 1,896 1,746,596
Mori Trust Reit, Inc. 3,527 1,567,665
Nippon Accommodations
Fund, Inc. 3,372 2,754,052
Nippon Building Fund, Inc. 10,566 9,822,291
Nippon Hotel & Residential
Investment Corp. 227 109,171
Nippon Prologis REIT, Inc. 2,950 4,882,887
NIPPON REIT Investment
Corp. 2,197 1,284,561
Nomura Real Estate Master
Fund, Inc. 5,525 5,507,957
#NTT UD REIT Investment
Corp. 1,761 1,656,802
One REIT, Inc. 274 461,789
Orix JREIT, Inc. 3,615 4,556,765
Samty Residential Investment
Corp. 272 176,770
Sankei Real Estate, Inc. 497 308,012
Sekisui House Reit, Inc. 7,358 3,971,999
SOSiLA Logistics REIT, Inc. 833 645,306
Star Asia Investment Corp. 3,155 1,209,889
Starts Proceed Investment
Corp. 212 251,772
Takara Leben Real Estate
Investment Corp. 1,545 921,758
Tokyu REIT, Inc. 1,029 1,289,857
Tosei Reit Investment Corp. 341 299,546
United Urban Investment Corp. 4,040 4,254,122
XYMAX REIT Investment
Corp. 290 223,030
TOTAL JAPAN 129,390,020
KOREA, REPUBLIC OF — (0.2%)
D&D Platform REIT Co., Ltd. 102,078 230,510
E KOCREF CR-REIT Co., Ltd. 56,599 185,544
ESR Kendall Square REIT
Co., Ltd. 238,149 816,726
IGIS Residence REIT Co., Ltd. 5,270 15,645
IGIS Value Plus REIT Co., Ltd. 77,840 257,094
JR Global REIT 102,125 196,850
KB Star Real Estate
Investment Trust, Inc. 45,787 126,909
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Koramco Life Infra REIT Co.,
Ltd. 59,963 $ 190,456
Koramco The One REIT 3,276 11,523
LOTTE Reit Co., Ltd. 250,390 631,480
Mirae Asset Global REIT Co.,
Ltd. 39,953 77,292
Miraeasset Maps Reit1 Co.,
Ltd. 12,770 24,525
Shinhan Alpha REIT Co., Ltd. 201,412 823,218
Shinhan Seobu T&D REIT
Co Ltd 21,263 52,279
SK REITs Co., Ltd. 260,257 908,107
TOTAL KOREA, REPUBLIC
OF 4,548,158
MALAYSIA — (0.2%)
Al-'Aqar Healthcare REIT 900 259
#Axis Real Estate Investment
Trust 2,162,041 957,010
Capitaland Malaysia Trust 2,124,786 305,300
IGB Real Estate Investment
Trust 1,798,300 975,208
KIP REIT 513,700 101,192
KLCCP Stapled Group 248,100 499,650
#Pavilion Real Estate
Investment Trust 2,703,500 908,476
Sunway Real Estate
Investment Trust 2,924,500 1,280,951
YTL Hospitality REIT 667,900 160,977
TOTAL MALAYSIA 5,189,023
MEXICO — (0.4%)
Asesor de Activos Prisma
SAPI de CV 3,487 844
Concentradora Fibra Danhos
SA de CV 395,909 447,787
ΩConcentradora Fibra
Hotelera Mexicana SA de CV 3,200 1,620
ΩFIBRA Macquarie Mexico 1,104,028 1,733,733
Fibra Uno Administracion SA
de CV 2,905,965 3,754,373
#Prologis Property Mexico SA
de CV 1,304,731 4,655,707
TOTAL MEXICO 10,594,064
NETHERLANDS — (0.1%)
*Eurocommercial Properties
NV 69,041 1,997,378
NSI NV 23,948 588,015
*Wereldhave NV 51,138 966,140
TOTAL NETHERLANDS 3,551,533
NEW ZEALAND — (0.3%)
Argosy Property, Ltd. 1,080,615 641,292
Goodman Property Trust 1,436,739 1,564,583
Kiwi Property Group, Ltd. 2,427,950 1,188,717
#Precinct Properties Group 2,096,396 1,343,636
Property for Industry, Ltd. 566,123 692,090
Stride Property Group 651,031 424,990
Vital Healthcare Property Trust 549,785 557,922
TOTAL NEW ZEALAND 6,413,230

Dimensional Global Real Estate ETF
continued
Shares Value†
PHILIPPINES — (0.0%)
AREIT, Inc. 1,565,100 $ 1,105,419
MREIT, Inc. 351,000 86,093
TOTAL PHILIPPINES 1,191,512
SAUDI ARABIA — (0.1%)
Al Rajhi REIT 342,962 771,708
Derayah REIT 13,462 20,134
Jadwa REIT Saudi Fund 241,630 660,941
Riyad REIT Fund 80,492 128,113
TOTAL SAUDI ARABIA 1,580,896
SINGAPORE — (2.7%)
AIMS APAC REIT 667,700 628,989
CapitaLand Ascendas REIT 5,470,200 11,144,009
CapitaLand Ascott Trust 3,490,100 2,285,391
#CapitaLand China Trust 1,748,300 923,893
CapitaLand Integrated
Commercial Trust 8,125,328 13,379,379
CDL Hospitality Trusts 800,800 487,582
Daiwa House Logistics Trust 510,600 222,901
Digital Core REIT
Management Pte, Ltd. 1,026,800 513,400
*ESR-REIT 1,112,079 1,873,763
Far East Hospitality Trust 1,163,000 485,437
First Real Estate Investment
Trust 1,018,900 202,890
Frasers Centrepoint Trust 1,855,578 3,211,769
Frasers Hospitality Trust 908,400 455,696
Frasers Logistics &
Commercial Trust, Class F 4,113,100 2,819,349
IREIT Global 133,400 24,009
Keppel DC REIT 2,476,843 4,097,404
*Keppel Pacific Oak US REIT 918,000 182,682
Keppel REIT 3,346,200 2,191,163
*Lendlease Global Commercial
REIT 2,880,670 1,136,207
*Manulife US Real Estate
Investment Trust 2,020,800 127,310
*Mapletree Industrial Trust 2,908,100 4,499,014
Mapletree Logistics Trust 4,806,500 4,122,907
Mapletree Pan Asia
Commercial Trust 3,138,700 2,932,691
OUE Real Estate Investment
Trust 1,532,600 328,657
PARAGON REIT 1,073,300 805,571
Parkway Life Real Estate
Investment Trust 559,100 1,811,284
Prime US REIT 773,700 110,639
Sabana Industrial Real Estate
Investment Trust 4,500 1,258
#Sasseur Real Estate
Investment Trust 628,800 305,804
*Starhill Global REIT 1,503,098 569,835
Suntec Real Estate Investment
Trust 2,381,200 2,097,251
*United Hampshire US REIT 102,859 45,772
TOTAL SINGAPORE 64,023,906
SOUTH AFRICA — (0.6%)
Attacq, Ltd. 757,662 579,865
Shares Value†
SOUTH AFRICA — (Continued)
Burstone Group, Ltd. 927,601 $ 436,723
Emira Property Fund, Ltd. 32,163 17,632
*Equites Property Fund, Ltd. 1,122,684 914,137
Fairvest, Ltd., Class B 1,474,940 384,465
Growthpoint Properties, Ltd. 5,197,766 3,651,182
Hyprop Investments, Ltd. 537,504 1,230,066
Octodec Investments, Ltd. 660 355
Redefine Properties, Ltd. 9,195,779 2,283,346
Resilient REIT, Ltd. 421,848 1,370,546
SA Corporate Real Estate, Ltd. 3,141,045 498,009
Stor-Age Property REIT, Ltd. 519,634 419,477
*Vukile Property Fund, Ltd. 2,043,384 2,075,644
TOTAL SOUTH AFRICA 13,861,447
SPAIN — (0.4%)
Inmobiliaria Colonial Socimi
SA 394,375 2,557,587
Merlin Properties Socimi SA 556,769 6,303,762
TOTAL SPAIN 8,861,349
TAIWAN — (0.0%)
Cathay No. 1 REIT 62,000 29,136
TOTAL TAIWAN 29,136
THAILAND — (0.1%)
Frasers Property Thailand
Industrial Freehold &
Leasehold REIT, Class F 2,169,400 577,987
IMPACT Growth Real Estate
Investment Trust, Class F 575,400 162,776
WHA Premium Growth
Freehold & Leasehold Real
Estate InvestmentTrust 2,941,000 787,964
TOTAL THAILAND 1,528,727
TURKEY — (0.2%)
*Akfen Gayrimenkul Yatirim
Ortakligi AS 314,188 15,685
AKIS Gayrimenkul Yatirimi AS 1,388,137 219,447
Akmerkez Gayrimenkul Yatirim
Ortakligi AS 8,645 43,383
Alarko Gayrimenkul Yatirim
Ortakligi AS 1 –
Asce Gayrimenkul Yatirim
Ortakligi As 63,608 16,671
*Emlak Konut Gayrimenkul
Yatirim Ortakligi AS 3,089,304 925,352
Halk Gayrimenkul Yatirim
Ortakligi AS 1,453,235 93,709
*Is Gayrimenkul Yatirim
Ortakligi AS 588,523 219,741
*Kiler Gayrimenkul Yatirim
Ortakligi AS 847,603 93,003
*Kuyumcukent Gayrimenkul
Yatirimlari AS, Class A 437,189 447,877
*Ozak Gayrimenkul Yatirim
Ortakligi 458,036 121,239
Panora Gayrimenkul Yatirim
Ortakligi 66,333 105,209
*Pera Yatirim Holding AS 248,590 106,650
*Reysas Gayrimenkul Yatirim
Ortakligi AS 738,268 267,974

Dimensional Global Real Estate ETF
continued
Shares Value†
TURKEY — (Continued)
*Servet Gayrimenkul Yatirim
Ortakligi AS 1,239,638 $ 97,341
Torunlar Gayrimenkul Yatirim
Ortakligi AS 259,870 414,538
*Vakif Gayrimenkul Yatirim
Ortakligi AS 2,166,403 106,462
Yeni Gimat Gayrimenkul
Ortakligi AS 151,710 295,848
TOTAL TURKEY 3,590,129
UNITED KINGDOM — (3.8%)
Abrdn Property Income Trust,
Ltd. 284,094 22,882
Assura PLC 709,473 460,176
Big Yellow Group PLC 287,639 3,865,052
British Land Co. PLC (The) 1,714,710 9,010,204
Care REIT PLC 100,743 144,789
CLS Holdings PLC 39,928 33,706
Custodian Property Income
REIT PLC 348,209 366,967
Derwent London PLC 160,304 4,160,320
Empiric Student Property PLC 1,021,291 1,244,096
Great Portland Estates PLC 189,777 785,805
Hammerson PLC 774,580 2,613,420
Land Securities Group PLC 1,225,152 9,695,895
*LondonMetric Property PLC 3,601,262 9,250,039
*NewRiver REIT PLC 299,650 304,185
Palace Capital PLC 52,563 155,863
Picton Property Income, Ltd.,
Class A 31,340 31,814
Primary Health Properties PLC 580,745 794,319
PRS REIT PLC (The) 558,009 861,606
ΩRegional REIT, Ltd. 27,057 43,079
ΩResidential Secure Income
PLC 48,920 38,160
Safestore Holdings PLC 214,090 1,800,121
Schroder Real Estate
Investment Trust, Ltd. 735,414 520,616
Segro PLC 2,248,087 20,436,881
Shaftesbury Capital PLC 2,364,368 4,288,687
Sirius Real Estate, Ltd. 635,301 784,505
ΩSocial Housing Reit PLC 433,152 413,093
Target Healthcare REIT PLC 844,979 1,109,453
Town Centre Securities PLC 41,373 76,261
Tritax Big Box REIT PLC 3,875,919 7,403,214
*UNITE Group PLC (The) 717,212 8,243,431
Urban Logistics REIT PLC 11,069 21,527
Warehouse REIT PLC 27,277 39,349
Workspace Group PLC 164,099 974,288
TOTAL UNITED KINGDOM 89,993,803
UNITED STATES — (72.8%)
Acadia Realty Trust 140,757 2,688,459
Agree Realty Corp. 141,285 10,965,129
Alexander & Baldwin, Inc. 89,699 1,541,029
Alexander's, Inc. 2,946 608,054
Alexandria Real Estate
Equities, Inc. 209,660 15,233,896
Alpine Income Property Trust,
Inc. 14,481 223,731
Shares Value†
UNITED STATES — (Continued)
American Assets Trust, Inc.,
Class A 62,130 $ 1,163,695
American Homes 4 Rent,
Class A 443,090 16,567,135
American Tower Corp. 628,145 141,590,164
Americold Realty Trust, Inc. 361,191 6,985,434
Apartment Investment and
Management Co. 157,691 1,247,336
Apple Hospitality REIT, Inc. 344,070 4,049,704
AvalonBay Communities, Inc. 190,485 39,998,040
Braemar Hotels & Resorts, Inc. 66,433 124,230
Brandywine Realty Trust 215,831 854,691
Brixmor Property Group, Inc. 407,868 10,159,992
Broadstone Net Lease, Inc. 286,262 4,631,719
BRT Apartments Corp. 13,874 214,631
BXP, Inc. 200,563 12,781,880
Camden Property Trust 142,970 16,269,986
CareTrust REIT, Inc. 255,155 7,468,387
CBL & Associates Properties,
Inc. 17,403 408,448
Centerspace 20,706 1,249,814
Chatham Lodging Trust 62,378 428,537
City Office REIT, Inc. 46,742 237,449
Clipper Realty, Inc. 11,640 41,904
Community Healthcare Trust,
Inc. 20,809 355,418
COPT Defense Properties 146,625 3,828,379
Cousins Properties, Inc. 234,396 6,455,266
Crown Castle, Inc. 582,358 61,590,182
CTO Realty Growth, Inc. 30,530 557,783
CubeSmart 302,884 12,318,292
Curbline Properties Corp. 119,123 2,726,725
DiamondRock Hospitality Co. 278,977 2,047,691
#Digital Realty Trust, Inc. 449,487 72,160,643
Diversified Healthcare Trust 185,348 418,886
#Douglas Emmett, Inc. 218,984 3,028,549
*Easterly Government
Properties, Inc. 49,229 992,949
EastGroup Properties, Inc. 67,766 11,074,320
Elme Communities 112,798 1,756,265
Empire State Realty Trust, Inc. 178,542 1,271,219
EPR Properties 108,862 5,387,580
Equinix, Inc. 130,485 112,314,964
Equity LifeStyle Properties,
Inc. 240,308 15,567,152
Equity Residential 463,085 32,536,352
Essential Properties Realty
Trust, Inc. 243,768 7,842,017
Essex Property Trust, Inc. 85,972 23,999,084
Extra Space Storage, Inc.,
Class B 283,781 41,579,592
Federal Realty Investment
Trust 101,721 9,563,808
First Industrial Realty Trust,
Inc. 176,139 8,380,694
#Four Corners Property Trust,
Inc. 133,100 3,720,145
Franklin Street Properties
Corp. 5,622 8,883

Dimensional Global Real Estate ETF
continued
Shares Value†
UNITED STATES — (Continued)
Gaming and Leisure
Properties, Inc. 367,474 $ 17,587,306
#Getty Realty Corp. 67,564 1,891,116
Gladstone Commercial Corp. 56,724 801,510
Global Medical REIT, Inc. 78,208 605,330
#Global Net Lease, Inc. 250,664 1,892,513
Healthcare Realty Trust, Inc. 484,665 7,526,847
Healthpeak Properties, Inc. 937,977 16,733,510
#Highwoods Properties, Inc. 137,154 3,900,660
#Host Hotels & Resorts, Inc. 932,731 13,170,162
Hudson Pacific Properties, Inc. 70,580 144,689
Independence Realty Trust,
Inc. 354,392 6,885,837
Industrial Logistics Properties
Trust 62,311 163,255
Innovative Industrial
Properties, Inc. 32,370 1,758,015
InvenTrust Properties Corp. 95,600 2,663,416
Invitation Homes, Inc. 799,530 27,335,931
Iron Mountain, Inc. 391,956 35,146,694
#JBG SMITH Properties 100,124 1,399,734
#Kilroy Realty Corp. 151,671 4,779,153
Kimco Realty Corp. 919,517 18,371,950
Kite Realty Group Trust 308,942 6,688,594
Lamar Advertising Co., Class
A 117,171 13,335,231
LTC Properties, Inc. 59,729 2,142,479
LXP Industrial Trust 428,567 3,381,394
Macerich Co. (The) 330,373 4,843,268
#Medical Properties Trust, Inc. 699,244 3,859,827
Mid-America Apartment
Communities, Inc. 155,740 24,863,891
Modiv Industrial, Inc. 6,835 111,957
National Health Investors, Inc. 60,637 4,588,402
National Storage Affiliates
Trust 94,905 3,530,466
*NET Lease Office Properties 19,109 577,665
#NETSTREIT Corp. 102,083 1,660,890
NexPoint Residential Trust,
Inc. 29,331 1,093,460
NNN REIT, Inc. 250,280 10,289,011
#Omega Healthcare Investors,
Inc. 369,577 14,431,982
One Liberty Properties, Inc. 21,592 526,845
Orion Properties, Inc. 62,286 113,983
Outfront Media, Inc. 172,319 2,607,186
Paramount Group, Inc. 222,555 954,761
Park Hotels & Resorts, Inc. 205,669 2,044,350
#Peakstone Realty Trust 25,979 299,018
Pebblebrook Hotel Trust 152,507 1,380,188
Phillips Edison & Co., Inc. 169,570 5,884,079
Piedmont Office Realty Trust,
Inc., Class A 155,013 916,127
Plymouth Industrial REIT, Inc.,
Class A 53,164 790,549
Postal Realty Trust, Inc., Class
A 24,884 329,464
Prologis, Inc. 1,241,880 126,920,136
Public Storage 211,000 63,390,730
Shares Value†
UNITED STATES — (Continued)
Realty Income Corp. 1,189,869 $ 68,845,820
Regency Centers Corp. 231,394 16,702,019
Rexford Industrial Realty, Inc. 288,796 9,559,148
RLJ Lodging Trust 195,573 1,370,967
Ryman Hospitality Properties,
Inc. 75,884 6,673,998
Sabra Health Care REIT, Inc. 312,362 5,575,662
Saul Centers, Inc. 15,689 513,030
SBA Communications Corp. 143,584 34,948,346
Service Properties Trust 108,842 195,916
Sila Realty Trust, Inc. 62,939 1,621,309
Simon Property Group, Inc. 436,476 68,692,593
*SITE Centers Corp. 57,567 681,593
SL Green Realty Corp., Class
U 98,120 5,162,093
STAG Industrial, Inc. 247,011 8,158,773
Strawberry Fields REIT, Inc. 2,987 31,423
Summit Hotel Properties, Inc. 139,661 568,420
Sun Communities, Inc. 169,588 21,101,835
Sunstone Hotel Investors, Inc. 227,413 1,896,624
Tanger, Inc. 154,188 4,858,464
Terreno Realty Corp. 132,418 7,459,106
UDR, Inc. 420,007 17,589,893
UMH Properties, Inc. 123,410 2,180,655
Uniti Group, Inc. 311,745 1,533,785
Universal Health Realty
Income Trust 17,987 687,283
Urban Edge Properties 162,250 2,931,857
Ventas, Inc. 583,447 40,887,966
Veris Residential, Inc. 109,283 1,696,072
VICI Properties, Inc. 1,406,720 45,043,174
Vornado Realty Trust 219,915 7,758,601
W.P. Carey, Inc. 292,561 18,267,509
Welltower, Inc. 859,725 131,185,438
Whitestone REIT 54,750 713,940
Xenia Hotels & Resorts, Inc. 129,720 1,385,410
TOTAL UNITED STATES 1,740,008,595
TOTAL COMMON STOCKS 2,355,102,859
RIGHT/WARRANT — (0.0%)
BELGIUM — (0.0%)
*Xior Student Housing NV
12/31/2031 28,313 16,791
TOTAL BELGIUM 16,791
TOTAL RIGHT/WARRANT 16,791
TOTAL INVESTMENT SECURITIES — (98.6%)
(Cost $2,200,727,379) 2,355,119,650
SECURITIES LENDING COLLATERAL — ( 1.4% )
@§The DFA Short Term
Investment Fund 2,922,229 33,795,583
TOTAL INVESTMENTS — ( 100.0% )
(Cost $2,234,522,962) $ 2,388,915,233

Dimensional Global Real Estate ETF
continued
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $5,192,737 which represented 0.2% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 147,625,281 $ — $ — $ 147,625,281
Belgium ............................. 13,461,078 9,396,068 — 22,857,146
Canada ............................. 26,664,691 — — 26,664,691
China ............................... 102,645 — — 102,645
France .............................. 43,739,518 — — 43,739,518
Germany ............................ 633,577 — — 633,577
Hong Kong ........................... 19,476,669 — — 19,476,669
India ................................ 8,578,391 — — 8,578,391
Ireland .............................. 833,360 — — 833,360
Italy ................................ 236,053 — — 236,053
Japan ............................... 129,390,020 — — 129,390,020
Korea, Republic of ..................... 4,548,158 — — 4,548,158
Malaysia ............................. 5,189,023 — — 5,189,023
Mexico .............................. 10,594,064 — — 10,594,064
Netherlands .......................... 3,551,533 — — 3,551,533
New Zealand ......................... 6,413,230 — — 6,413,230
Philippines ........................... 1,191,512 — — 1,191,512
Saudi Arabia .......................... 1,580,896 — — 1,580,896
Singapore ............................ 64,023,906 — — 64,023,906
South Africa .......................... 13,861,447 — — 13,861,447
Spain ............................... 8,861,349 — — 8,861,349
Taiwan .............................. 29,136 — — 29,136
Thailand ............................. — 1,528,727 — 1,528,727
Turkey .............................. 3,590,129 — — 3,590,129
United Kingdom ....................... 89,993,803 — — 89,993,803
United States ......................... 1,740,008,595 — — 1,740,008,595
Right/Warrant
Belgium ............................. — 16,791 — 16,791
Securities Lending Collateral ............... — 33,795,583 — 33,795,583
Total Investments ........................ $2,344,178,064 $44,737,169 $— $2,388,915,233
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
International
Core Equity
Market ETF
Dimensional
International
Core Equity 2
ETF
Dimensional
International
Small Cap
Value ETF
Assets:
Investment Securities at Value (including $261,646, $364,221 and $79,936 of securities on loan, respectively) ............................. $ 9,355,934 $ 8,598,439 $ 2,718,621
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$224,390, $316,925 and $61,223, respectively) (Note G) ........... 224,390 316,925 61,223
Segregated Cash for Futures Contracts ........................... — — 4,204
Foreign Currencies at Value .................................... 9,540 5,428 5,489
Cash ...................................................... 69,255 38,960 73,940
Receivables:
Investment Securities Sold ................................... 1,226 2,929 3,888
Dividends and Interest ....................................... 37,895 38,100 19,140
Cash Collateral for ETF Capital Activity ......................... — 6,279 703
Capital Shares Issued ....................................... 709 1,814 571
Futures Margin Variation ..................................... 4,309 — 1,727
Tax Reclaims .............................................. 14,774 10,662 4,649
Prepaid Expenses and Other Assets ............................. — 80 52
Total Assets ........................................... 9,718,032 9,019,616 2,894,207
Liabilities:
Payables:
Investment Securities Purchased .............................. 24,125 12,288 26,153
Upon Return of Securities Loaned ............................. 224,390 316,925 61,223
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 1,314 1,325 837
Administration and Accounting ................................ — 84 39
Collateral for ETF Capital Activity .............................. — 6,279 703
Custodian ................................................. — 160 75
Trustee ................................................... — 30 10
Other Expenses ............................................ 13 — —
Total Liabilities ......................................... 249,842 337,091 89,040
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 9,468,190 $ 8,682,525 $ 2,805,167
Shares Outstanding, No Par Value ............................... 292,200,000 300,500,000 92,700,000
Net Asset Value, Offering and Redemption price per share ............ $ 32.40 $ 28.89 $ 30.26
Investment Securities at Cost ................................... $ 7,902,538 $ 6,871,221 $ 2,382,457
Foreign Currencies at Cost ..................................... $ 9,407 $ 5,430 $ 5,463
Net Assets Consist of:
Paid-In Capital ............................................... $ 8,208,986 $ 7,249,170 $ 2,396,374
Total Distributable Earnings (Loss) ............................... 1,259,204 1,433,355 408,793
Net Assets ................................................. $ 9,468,190 $ 8,682,525 $ 2,805,167

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
International
Small Cap ETF
Dimensional
International
High
Profitability ETF
Dimensional
International
Vector Equity
ETF
Assets:
Investment Securities at Value (including $140,956, $89,401 and $2,083 of securities on loan , respectively) ............................... $ 2,691,709 $ 3,674,254 $ 79,791
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$91,755, $85,833 and $1,595, respectively) (Note G) .............. 91,755 85,833 1,595
Segregated Cash for Futures Contracts ........................... 875 — —
Foreign Currencies at Value .................................... 3,258 2,686 308
Cash ...................................................... 47,035 60,930 91
Receivables:
Investment Securities Sold ................................... 1,628 1,104 28
Dividends and Interest ....................................... 14,304 10,559 357
Cash Collateral for ETF Capital Activity ......................... 7,355 3,817 —
Futures Margin Variation ..................................... 841 4,314 —
Tax Reclaims .............................................. 2,896 4,666 35
Prepaid Expenses and Other Assets ............................. 83 68 32
Total Assets ........................................... 2,861,739 3,848,231 82,237
Liabilities:
Payables:
Investment Securities Purchased .............................. 37,604 60,888 —
Upon Return of Securities Loaned ............................. 91,755 85,833 1,595
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 746 718 4
Administration and Accounting ................................ 40 46 4
Collateral for ETF Capital Activity .............................. 7,355 3,817 —
Custodian ................................................. 64 29 19
Trustee ................................................... 8 11 6
Printing Fees .............................................. — — 26
Total Liabilities ......................................... 137,572 151,342 1,654
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 2,724,167 $ 3,696,889 $ 80,583
Shares Outstanding, No Par Value ............................... 100,200,000 132,800,000 1,500,000
Net Asset Value, Offering and Redemption price per share ............ $ 27.19 $ 27.84 $ 53.72
Investment Securities at Cost ................................... $ 2,438,024 $ 3,275,219 $ 75,287
Foreign Currencies at Cost ..................................... $ 3,257 $ 2,676 $ 305
Net Assets Consist of:
Paid-In Capital ............................................... $ 2,459,179 $ 3,323,377 $ 75,695
Total Distributable Earnings (Loss) ............................... 264,988 373,512 4,888
Net Assets ................................................. $ 2,724,167 $ 3,696,889 $ 80,583

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Emerging Core
Equity Market
ETF
Dimensional
Emerging
Markets High
Profitability ETF
Dimensional
Emerging
Markets Value
ETF
Assets:
Investment Securities at Value (including $262,061, $8,049 and $40,256 of securities on loan, respectively) ............................... $ 5,290,128 $ 228,973 $ 922,752
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$66,475, $2,554 and $10,958, respectively) (Note G) .............. 66,475 2,554 10,958
Foreign Currencies at Value .................................... 21,299 1,276 4,007
Cash ...................................................... 23,746 1,280 8,667
Receivables:
Investment Securities Sold ................................... 1,895 171 4,404
Dividends and Interest ....................................... 8,712 250 2,335
Cash Collateral for ETF Capital Activity ......................... 430 467 —
Capital Shares Issued ....................................... 8,155 — —
Futures Margin Variation ..................................... 2,036 — —
Tax Reclaims .............................................. 54 4 17
Prepaid Expenses and Other Assets ............................. — 24 29
Total Assets ........................................... 5,422,930 234,999 953,169
Liabilities:
Payables:
Investment Securities Purchased .............................. 27,263 1,456 1,782
Fund Shares Redeemed ..................................... — — 8,050
Upon Return of Securities Loaned ............................. 66,475 2,554 10,958
Accrued Foreign Taxes ...................................... 28,677 1,314 4,606
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 1,454 58 275
Administration and Accounting ................................ — 2 18
Collateral for ETF Capital Activity .............................. 430 467 —
Custodian ................................................. — 11 55
Trustee ................................................... — 1 4
Other Expenses ............................................ 13 — —
Total Liabilities ......................................... 124,312 5,863 25,748
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 5,298,618 $ 229,136 $ 927,421
Shares Outstanding, No Par Value ............................... 203,700,000 9,100,000 34,400,000
Net Asset Value, Offering and Redemption price per share ............ $ 26.01 $ 25.18 $ 26.96
Investment Securities at Cost ................................... $ 4,669,275 $ 191,401 $ 806,453
Foreign Currencies at Cost ..................................... $ 21,047 $ 1,277 $ 3,991
Net Assets Consist of:
Paid-In Capital ............................................... $ 4,977,830 $ 213,484 $ 851,905
Total Distributable Earnings (Loss) ............................... 320,788 15,652 75,516
Net Assets ................................................. $ 5,298,618 $ 229,136 $ 927,421

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets Core
Equity 2 ETF
Dimensional
Emerging
Markets ex
China Core
Equity ETF
Dimensional
World Equity
ETF
Assets:
Investments in Affiliated Investment Company at Value (including $—,
$—, and $ 1,161 of securities on loan, respectively) ................ $ — $ — $ 664,981
Investment Securities at Value (including $319,122, $4,014 and $— of securities on loan, respectively) ............................... 4,818,780 152,475 —
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$52,919, $3,985 and $1,186, respectively) (Note G) ............... 52,919 3,985 1,186
Foreign Currencies at Value .................................... 18,395 887 —
Cash ...................................................... 3,995 167 395
Receivables:
Investment Securities Sold ................................... 4,807 14 —
Dividends and Interest ....................................... 8,694 240 11
Cash Collateral for ETF Capital Activity ......................... — 3 —
Tax Reclaims .............................................. 65 — —
Prepaid Expenses and Other Assets ............................. 85 23 4
Total Assets ........................................... 4,907,740 157,794 666,577
Liabilities:
Payables:
Investment Securities Purchased .............................. 381 343 —
Upon Return of Securities Loaned ............................. 52,919 3,985 1,186
Accrued Foreign Taxes ...................................... 25,635 — —
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 1,263 23 19
Administration and Accounting ................................ 53 3 2
Collateral for ETF Capital Activity .............................. — 3 —
Custodian ................................................. 398 166 —
Trustee ................................................... 18 2 2
Total Liabilities ......................................... 80,667 4,525 1,209
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
Net Assets ................................................. $ 4,827,073 $ 153,269 $ 665,368
Shares Outstanding, No Par Value ............................... 181,400,000 3,150,000 10,945,000
Net Asset Value, Offering and Redemption price per share ............ $ 26.61 $ 48.66 $ 60.79
Investments in Affiliated Investment Companies at Cost $ – $ – $ 627,163
Investment Securities at Cost ................................... $ 4,055,935 $ 153,518 $ –
Foreign Currencies at Cost ..................................... $ 18,249 $ 882 $ —
Net Assets Consist of:
Paid-In Capital ............................................... $ 4,402,124 $ 153,995 $ 623,826
Total Distributable Earnings (Loss) ............................... 424,949 (726) 41,542
Net Assets ................................................. $ 4,827,073 $ 153,269 $ 665,368

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Global Real
Estate ETF
Assets:
Investment Securities at Value (including $34,722 of securities on loan) ............................ $ 2,355,120
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $33,796) (Note G) ............. 33,796
Foreign Currencies at Value ............................................................... 3,769
Cash ................................................................................. 5,828
Receivables:
Investment Securities Sold .............................................................. 91
Dividends and Interest .................................................................. 3,868
Cash Collateral for ETF Capital Activity .................................................... 7,487
Capital Shares Issued .................................................................. 241
Tax Reclaims ......................................................................... 313
Prepaid Expenses and Other Assets ........................................................ 50
Total Assets ...................................................................... 2,410,563
Liabilities:
Payables:
Investment Securities Purchased ......................................................... 1,314
Upon Return of Securities Loaned ........................................................ 33,796
Accrued Foreign Taxes ................................................................. 120
Accrued Expenses and Other Liabilities:
Advisory Fee ......................................................................... 365
Administration and Accounting ........................................................... 30
Collateral for ETF Capital Activity ......................................................... 7,487
Custodian ............................................................................ 22
Trustee .............................................................................. 9
Total Liabilities .................................................................... 43,143
Commitments and Contingent Liabilities (Note D) $ —
Net Assets ............................................................................ $ 2,367,420
Shares Outstanding, No Par Value .......................................................... 90,100,000
Net Asset Value, Offering and Redemption price per share ....................................... $ 26.28
Investment Securities at Cost .............................................................. $ 2,200,727
Foreign Currencies at Cost ................................................................ $ 3,706
Net Assets Consist of:
Paid-In Capital .......................................................................... $ 2,234,831
Total Distributable Earnings (Loss) .......................................................... 132,589
Net Assets ............................................................................ $ 2,367,420

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED April 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
International
Core Equity
Market ETF
Dimensional
International
Core Equity 2
ETF
Dimensional
International
Small Cap
Value ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $—, $— and $—, respectively) ... $ 986 $ 352 $ 174
Dividends (Net of Foreign Taxes Withheld of $16,216, $15,636 and $5,482,
respectively) .................................................. 120,971 112,655 40,362
Dividend Income from Affiliated Investments .......................... 4,722 5,824 1,667
Income from Securities Lending, Net ................................ 799 1,300 346
Total Investment Income ...................................... 127,478 120,131 42,549
Expenses:
Investment Management Fees (Note D) .............................. 7,131 7,483 4,529
Administration and Accounting ..................................... — 145 49
Custodian ...................................................... — 237 111
Filing Fees ..................................................... — 73 19
Trustees’ Fees & Expenses ....................................... — 20 5
Previously Waived Fees Recovered by Advisor (Note D) ................. — — 92
Other Expenses ................................................. 7 184 74
Total Expenses .............................................. 7,138 8,142 4,879
Net Investment Income (Loss) .................................... 120,340 111,989 37,670
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ......... (63,862) (123,280) (23,887)
In-Kind Transactions ........................................... — — 112,153
Futures ...................................................... (2,657) (785) (1,560)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations .............. 664,847 749,005 154,635
Futures ...................................................... 74 — 1,324
Net Realized and Unrealized Gain (Loss) .......................... 598,402 624,940 242,665
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ 718,742 $ 736,929 $ 280,335

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED April 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
International
Small Cap
ETF
Dimensional
International
High
Profitability
ETF
Dimensional
International
Vector Equity
ETF(a)
Investment Income:
Interest (Net of Foreign Taxes Withheld of $—, $— and $—, respectively) ... $ 144 $ 309 $ 3
Dividends (Net of Foreign Taxes Withheld of $3,844, $6,720 and $134,
respectively) .................................................. 32,515 45,560 1,034
Dividend Income from Affiliated Investments .......................... 2,053 2,024 31
Income from Securities Lending, Net ................................ 786 227 8
Total Investment Income ...................................... 35,498 48,120 1,076
Expenses:
Investment Management Fees (Note D) .............................. 4,165 3,963 86
Administration and Accounting ..................................... 50 65 8
Custodian ...................................................... 126 80 21
Filing Fees ..................................................... 39 43 1
Trustees’ Fees & Expenses ....................................... 4 6 4
Printing Fees ................................................... 51 46 31
Deferred Offering Fees ........................................... — — 5
Previously Waived Fees Recovered by Advisor (Note D) ................. 86 — —
Other Expenses ................................................. 36 47 15
Total Expenses .............................................. 4,557 4,250 171
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... — — (72)
Net Expenses .................................................. 4,557 4,250 99
Net Investment Income (Loss) .................................... 30,941 43,870 977
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ......... (60,381) (49,836) (210)
In-Kind Transactions ........................................... 116,936 62,166 —
Futures ...................................................... 371 (601) (51)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations .............. 118,357 191,704 5,596
Futures ...................................................... 824 — —
Net Realized and Unrealized Gain (Loss) .......................... 176,107 203,433 5,335
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ 207,048 $ 247,303 $ 6,312

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED April 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Core Equity
Market ETF
Dimensional
Emerging
Markets High
Profitability
ETF
Dimensional
Emerging
Markets Value
ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $—, $— and $—, respectively) ... $ 308 $ 14 $ 66
Dividends (Net of Foreign Taxes Withheld of $6,018, $231 and $1,190,
respectively) .................................................. 50,051 2,040 11,129
Dividend Income from Affiliated Investments .......................... 1,519 61 233
Income from Securities Lending, Net ................................ 3,403 112 580
Total Investment Income ...................................... 55,281 2,227 12,008
Expenses:
Investment Management Fees (Note D) .............................. 8,622 376 1,642
Administration and Accounting ..................................... — 10 22
Custodian ...................................................... — 38 181
Filing Fees ..................................................... — 2 10
Trustees’ Fees & Expenses ....................................... — — 2
Other Expenses ................................................. 4 28 67
Total Expenses .............................................. 8,626 454 1,924
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... — (14) (66)
Net Expenses .................................................. 8,626 440 1,858
Net Investment Income (Loss) .................................... 46,655 1,787 10,150
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ......... (80,539)
1
(1,499)
1
(14,157)
1
In-Kind Transactions ........................................... — 503 18,813
Futures ...................................................... (1,214) 33 679
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations .............. (5,429)
2
(3,455)
2
(16,683)
2
Net Realized and Unrealized Gain (Loss) .......................... (87,182) (4,418) (11,348)
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ (40,527) $ (2,631) $ (1,198)
1
Net of foreign capital gain taxes withheld of:
...................................
$ (102) $ (12) $ (37)
2
Including foreign capital gain taxes of:
.........................................
$ 6,826 $ 379 $ 832

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED April 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets Core
Equity 2 ETF
Dimensional
Emerging
Markets ex
China Core
Equity ETF
Dimensional
World Equity
ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $—, $— and $—, respectively) ... $ 382 $ 9 $ 11
Dividends (Net of Foreign Taxes Withheld of $5,331, $148 and $—,
respectively) .................................................. 45,569 1,293 —
Dividend Income from Affiliated Investments .......................... 996 57 4,082
Income from Securities Lending, Net ................................ 4,816 23 52
Total Investment Income ...................................... 51,763 1,382 4,145
Expenses:
Investment Management Fees (Note D) .............................. 7,430 168 59
Administration and Accounting ..................................... 90 9 16
Custodian ...................................................... 962 185 2
Filing Fees ..................................................... 43 2 11
Trustees’ Fees & Expenses ....................................... 11 2 1
Deferred Offering Fees ........................................... — 5 —
Previously Waived Fees Recovered by Advisor (Note D) ................. 85 — 75
Other Expenses ................................................. 158 23 12
Total Expenses .............................................. 8,779 394 176
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... — (175) —
Net Expenses .................................................. 8,779 219 176
Net Investment Income (Loss) .................................... 42,984 1,163 3,969
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ......... (98,733)
1
(433) —
Affiliated Investment Companies Sold .............................. — — 3,726
Futures ...................................................... (2,997) (23) —
Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investment Companies Shares ............................ — — (20,709)
Investment Securities and Foreign Currency Translations .............. 11,116
2
(1,037) —
Net Realized and Unrealized Gain (Loss) .......................... (90,614) (1,493) (16,983)
Net Increase (Decrease) in Net Assets Resulting from Operations. ....... $ (47,630) $ (330) $ (13,014)
1
Net of foreign capital gain taxes withheld of:
...................................
$ (8) $ — $ —
2
Including foreign capital gain taxes of:
.........................................
$ 7,558 $ — $ —

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED April 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Global Real
Estate ETF
Investment Income:
Interest ............................................................................... $ 179
Dividends (Net of Foreign Taxes Withheld of $1,399) .......................................... 44,137
Dividend Income from Affiliated Investments ................................................. 923
Income from Securities Lending, Net ....................................................... 112
Total Investment Income ............................................................. 45,351
Expenses:
Investment Management Fees (Note D) ..................................................... 2,074
Administration and Accounting ............................................................ 47
Custodian ............................................................................. 49
Filing Fees ............................................................................ 27
Trustees’ Fees & Expenses .............................................................. 5
Previously Waived Fees Recovered by Advisor (Note D) ........................................ 112
Other Expenses ........................................................................ 86
Total Expenses ..................................................................... 2,400
Net Investment Income (Loss) ........................................................... 42,951
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ................................ (9,226)
In-Kind Transactions .................................................................. 2,078
Futures ............................................................................. 189
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ..................................... (82,933)
2
Net Realized and Unrealized Gain (Loss) ................................................. (89,892)
Net Increase (Decrease) in Net Assets Resulting from Operations. .............................. $ (46,941)
2
Including foreign capital gain taxes of:
.......................................................................
$ 7

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional International Core
Equity Market ETF
Dimensional International Core
Equity 2 ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 120,340 $ 165,582 $ 111,989 $ 173,133
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (63,862) (39,928) (123,280) (154,865)
Futures ................................. (2,657) 4,902 (785) 5,753
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 664,847 872,278 749,005 975,053
Futures ................................. 74 6 — —
Change in Net Assets Resulting from
Operations .......................... 718,742 1,002,840 736,929 999,074
Distributions:
Total Distributions .......................... (83,475) (149,000) (81,735) (157,066)
Change in Net Assets Resulting from
Distributions ......................... (83,475) (149,000) (81,735) (157,066)
Capital Share Transactions:
Shares Issued ............................. 1,719,296 2,273,446 1,087,627 2,017,812
Change in Net Assets Resulting from Capital
Share Transactions ................... 1,719,296 2,273,446 1,087,627 2,017,812
Change in Net Assets ................... 2,354,563 3,127,286 1,742,821 2,859,820
Net Assets:
Beginning of Period ......................... 7,113,627 3,986,341 6,939,704 4,079,884
End of Period .............................. $ 9,468,190 $ 7,113,627 $ 8,682,525 $ 6,939,704
Share Transactions:
Issued ................................... 56,300 76,900 40,600 77,500
Change in Shares ....................... 56,300 76,900 40,600 77,500

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional International Small
Cap Value ETF
Dimensional International Small
Cap ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 37,670 $ 58,209 $ 30,941 $ 41,530
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (23,887) (14,765) (60,381) (44,576)
In-Kind Transactions ...................... 112,153 132,321 116,936 77,727
Futures ................................. (1,560) 4,757 371 979
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 154,635 143,870 118,357 131,859
Futures ................................. 1,324 — 824 (83)
Change in Net Assets Resulting from
Operations .......................... 280,335 324,392 207,048 207,436
Distributions:
Total Distributions .......................... (15,925) (52,020) (17,930) (32,900)
Change in Net Assets Resulting from
Distributions ......................... (15,925) (52,020) (17,930) (32,900)
Capital Share Transactions:
Shares Issued ............................. 668,129 854,479 777,265 1,399,219
Cost of Shares Redeemed ................... (260,700) (275,145) (331,731) (201,394)
Change in Net Assets Resulting from Capital
Share Transactions ................... 407,429 579,334 445,534 1,197,825
Change in Net Assets ................... 671,839 851,706 634,652 1,372,361
Net Assets:
Beginning of Period ......................... 2,133,328 1,281,622 2,089,515 717,154
End of Period .............................. $ 2,805,167 $ 2,133,328 $ 2,724,167 $ 2,089,515
Share Transactions:
Issued ................................... 23,850 31,900 30,700 55,900
Redeemed ................................ (9,200) (10,000) (12,900) (7,900)
Change in Shares ....................... 14,650 21,900 17,800 48,000

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional International High
Profitability ETF
Dimensional International Vector
Equity ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
For the period
September 10,
2024 Ʊ
through
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 43,870 $ 52,805 $ 977 $ 163
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (49,836) (40,259) (210) (1)
In-Kind Transactions ...................... 62,166 27,194 — —
Futures ................................. (601) 3,054 (51) —
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 191,704 218,327 5,596 (1,076)
Futures ................................. — 40 — —
Change in Net Assets Resulting from
Operations .......................... 247,303 261,161 6,312 (914)
Distributions:
Total Distributions .......................... (26,740) (46,275) (510) —
Change in Net Assets Resulting from
Distributions ......................... (26,740) (46,275) (510) —
Capital Share Transactions:
Shares Issued ............................. 865,787 1,259,161 30,153 45,542
Cost of Shares Redeemed ................... (165,147) (59,209) — —
Change in Net Assets Resulting from Capital
Share Transactions ................... 700,640 1,199,952 30,153 45,542
Change in Net Assets ................... 921,203 1,414,838 35,955 44,628
Net Assets:
Beginning of Period ......................... 2,775,686 1,360,848 44,628 —
End of Period .............................. $ 3,696,889 $ 2,775,686 $ 80,583 $ 44,628
Share Transactions:
Issued ................................... 32,650 47,800 600 900
Redeemed ................................ (6,150) (2,200) — —
Change in Shares ....................... 26,500 45,600 600 900

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Emerging Core
Equity Market ETF
Dimensional Emerging Markets
High Profitability ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 46,655 $ 97,031 $ 1,787 $ 4,779
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (80,539) (114,140) (1,499) (14,983)
In-Kind Transactions ...................... — — 503 1,926
Futures ................................. (1,214) 3,655 33 146
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... (5,429) 811,765 (3,455) 40,453
Futures ................................. — 204 — —
Change in Net Assets Resulting from
Operations .......................... (40,527) 798,515 (2,631) 32,321
Distributions:
Total Distributions .......................... (38,760) (88,575) (1,330) (4,475)
Change in Net Assets Resulting from
Distributions ......................... (38,760) (88,575) (1,330) (4,475)
Capital Share Transactions:
Shares Issued ............................. 559,774 1,222,544 27,987 39,498
Cost of Shares Redeemed ................... — — (1,261) (20,741)
Change in Net Assets Resulting from Capital
Share Transactions ................... 559,774 1,222,544 26,726 18,757
Change in Net Assets ................... 480,487 1,932,484 22,765 46,603
Net Assets:
Beginning of Period ......................... 4,818,131 2,885,647 206,371 159,768
End of Period .............................. $ 5,298,618 $ 4,818,131 $ 229,136 $ 206,371
Share Transactions:
Issued ................................... 21,600 48,800 1,100 1,600
Redeemed ................................ — — (50) (850)
Change in Shares ....................... 21,600 48,800 1,050 750

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets
Value ETF
Dimensional Emerging Markets
Core Equity 2 ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 10,150 $ 20,116 $ 42,984 $ 93,087
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (14,157) (32,633) (98,733) (152,185)
In-Kind Transactions ...................... 18,813 — — —
Futures ................................. 679 484 (2,997) 4,977
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... (16,683) 133,957 11,116 747,412
Change in Net Assets Resulting from
Operations .......................... (1,198) 121,924 (47,630) 693,291
Distributions:
Total Distributions .......................... (8,486) (18,800) (39,900) (86,650)
Change in Net Assets Resulting from
Distributions ......................... (8,486) (18,800) (39,900) (86,650)
Capital Share Transactions:
Shares Issued ............................. 236,738 231,055 572,207 1,375,018
Cost of Shares Redeemed ................... (76,436) — — —
Change in Net Assets Resulting from Capital
Share Transactions ................... 160,302 231,055 572,207 1,375,018
Change in Net Assets ................... 150,618 334,179 484,677 1,981,659
Net Assets:
Beginning of Period ......................... 776,803 442,624 4,342,396 2,360,737
End of Period .............................. $ 927,421 $ 776,803 $ 4,827,073 $ 4,342,396
Share Transactions:
Issued ................................... 9,000 8,700 21,500 54,400
Redeemed ................................ (2,900) — — —
Change in Shares ....................... 6,100 8,700 21,500 54,400

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets ex
China Core
Equity ETF Dimensional World Equity ETF
For the period
November 13,
2024 Ʊ
through
April 30, 2025
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ............................... $ 1,163 $ 3,969 $ 5,150
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ... (433) — —
Affiliated Investment Companies Sold ........................ — 3,726 107
Futures ................................................ (23) — —
Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investment Companies Shares ...................... — (20,709) 60,179
Investment Securities and Foreign Currency Translations ........ (1,037) — —
Change in Net Assets Resulting from Operations ............. (330) (13,014) 65,436
Distributions:
Total Distributions ......................................... (396) (4,064) (5,077)
Change in Net Assets Resulting from Distributions ............ (396) (4,064) (5,077)
Capital Share Transactions:
Shares Issued ............................................ 153,995 190,415 373,952
Cost of Shares Redeemed .................................. — (15,932) (578)
Change in Net Assets Resulting from Capital Share Transactions 153,995 174,483 373,374
Change in Net Assets .................................. 153,269 157,405 433,733
Net Assets:
Beginning of Period ........................................ — 507,963 74,230
End of Period ............................................. $ 153,269 $ 665,368 $ 507,963
Share Transactions:
Issued .................................................. 3,150 3,040 6,620
Redeemed ............................................... — (255) (10)
Change in Shares ...................................... 3,150 2,785 6,610

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Global Real Estate
ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) .............................................. $ 42,951 $ 54,962
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................. (9,226) (15,022)
In-Kind Transactions .................................................... 2,078 695
Futures ............................................................... 189 617
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ....................... (82,933) 346,822
Change in Net Assets Resulting from Operations ............................ (46,941) 388,074
Distributions:
Total Distributions ........................................................ (46,000) (48,825)
Change in Net Assets Resulting from Distributions ........................... (46,000) (48,825)
Capital Share Transactions:
Shares Issued ........................................................... 375,003 791,548
Cost of Shares Redeemed ................................................. (8,075) (2,690)
Change in Net Assets Resulting from Capital Share Transactions ............... 366,928 788,858
Change in Net Assets ................................................. 273,987 1,128,107
Net Assets:
Beginning of Period ....................................................... 2,093,433 965,326
End of Period ............................................................ $ 2,367,420 $ 2,093,433
Share Transactions:
Issued ................................................................. 14,250 31,600
Redeemed .............................................................. (300) (100)
Change in Shares ..................................................... 13,950 31,500

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
476
See accompanying Notes to Financial Statements.
Dimensional International Core Equity Market ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Period
November 17,
2020 Ʊ
through
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ............. $ 30.16 $ 25.07 $ 22.83 $ 29.75 $ 25.07
Income From Investment Operations (a)
Net Investment Income (Loss) ............... 0.46 0.84 0.80 0.83 0.77
Net Gains (Losses) on Securities (Realized and
Unrealized) ......................... 2.11 4.99 2.16 (7.02) 4.36
Total from Investment Operations ........ 2.57 5.83 2.96 (6.19) 5.13
Less Distributions:
Net Investment Income .................... (0.33) (0.74) (0.72) (0.73) (0.45)
Total Distributions .................... (0.33) (0.74) (0.72) (0.73) (0.45)
Net Asset Value, End of Period .................. $ 32.40 $ 30.16 $ 25.07 $ 22.83 $ 29.75
Total Return at NAV (b)(c) ...................... 8.61% 23.31% 12.84% (21.04)% 20.54%
Total Return at Market (c)(d) .................... 8.41% 22.35% 13.65% (21.30)% 21.08%
Net Assets, End of Year (thousands) .............. $ 9,468,190 $ 7,113,627 $ 3,986,341 $ 2,257,417 $ 767,440
Ratio of Expenses to Average Net Assets (e) ........ 0.18% 0.18% 0.18% 0.18% 0.18%
Ratio of Expenses to Average Net Assets (Excluding
Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees
Paid Indirectly) (e) ........................ 0.18% 0.18% 0.18% 0.18% 0.18%
Ratio of Net Investment Income to Average Net Assets
(e) .................................... 3.04% 2.83% 2.99% 3.24% 2.78%
Portfolio Turnover Rate (c)(f) .................... 3% 5% 7% 5% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
477
See accompanying Notes to Financial Statements.
Dimensional International Core Equity 2 ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022
Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 26.70 $ 22.37 $ 20.30 $ 24.95
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.40 0.78 0.74 0.38
Net Gains (Losses) on Securities (Realized and Unrealized) ..... 2.09 4.24 1.94 (4.82)
Total from Investment Operations ..................... 2.49 5.02 2.68 (4.44)
Less Distributions:
Net Investment Income ................................. (0.30) (0.69) (0.61) (0.21)
Total Distributions ................................. (0.30) (0.69) (0.61) (0.21)
Net Asset Value, End of Period ............................... $ 28.89 $ 26.70 $ 22.37 $ 20.30
Total Return at NAV (b)(c) ................................... 9.41% 22.56% 13.07% (17.83)%
Total Return at Market (c)(d) ................................. 9.16% 21.68% 13.85% (17.71)%
Net Assets, End of Year (thousands) ........................... $ 8,682,525 $ 6,939,704 $ 4,079,884 $ 1,414,936
Ratio of Expenses to Average Net Assets (e) ..................... 0.22% 0.23% 0.23% 0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.22% 0.23% 0.24% 0.23%
Ratio of Net Investment Income to Average Net Assets (e) .......... 2.99% 2.96% 3.13% 2.95%
Portfolio Turnover Rate (c)(f) ................................. 5% 11% 8% 5%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
478
See accompanying Notes to Financial Statements.
Dimensional International Small Cap Value ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022
Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 27.33 $ 22.82 $ 19.67 $ 24.94
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.45 0.86 0.80 0.36
Net Gains (Losses) on Securities (Realized and Unrealized) ..... 2.68 4.40 2.99 (5.47)
Total from Investment Operations ..................... 3.13 5.26 3.79 (5.11)
Less Distributions:
Net Investment Income ................................. (0.20) (0.75) (0.64) (0.16)
Total Distributions ................................. (0.20) (0.75) (0.64) (0.16)
Net Asset Value, End of Period ............................... $ 30.26 $ 27.33 $ 22.82 $ 19.67
Total Return at NAV (b)(c) ................................... 11.51% 23.15% 19.26% (20.54)%
Total Return at Market (c)(d) ................................. 10.86% 22.21% 20.35% (20.42)%
Net Assets, End of Year (thousands) ........................... $ 2,805,167 $ 2,133,328 $ 1,281,622 $ 472,079
Ratio of Expenses to Average Net Assets (e) ..................... 0.42% 0.42% 0.42% 0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.42% 0.43% 0.43% 0.44%
Ratio of Net Investment Income to Average Net Assets (e) .......... 3.24% 3.20% 3.39% 2.86%
Portfolio Turnover Rate (c)(f) ................................. 6% 14% 13% 3%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
479
See accompanying Notes to Financial Statements.
Dimensional International Small Cap ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022
Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 25.36 $ 20.85 $ 19.47 $ 25.00
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.33 0.70 0.61 0.28
Net Gains (Losses) on Securities (Realized and Unrealized) ..... 1.70 4.34 1.27 (g) (5.65)
Total from Investment Operations ..................... 2.03 5.04 1.88 (5.37)
Less Distributions:
Net Investment Income ................................. (0.20) (0.53) (0.50) (0.16)
Total Distributions ................................. (0.20) (0.53) (0.50) (0.16)
Net Asset Value, End of Period ............................... $ 27.19 $ 25.36 $ 20.85 $ 19.47
Total Return at NAV (b)(c) ................................... 8.06% 24.29% 9.47% (21.51)%
Total Return at Market (c)(d) ................................. 7.48% 23.50% 10.41% (21.50)%
Net Assets, End of Year (thousands) ........................... $ 2,724,167 $ 2,089,515 $ 717,154 $ 323,183
Ratio of Expenses to Average Net Assets (e) ..................... 0.38% 0.39% 0.39% 0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.38% 0.40% 0.40% 0.42%
Ratio of Net Investment Income to Average Net Assets (e) .......... 2.60% 2.82% 2.73% 2.27%
Portfolio Turnover Rate (c)(f) ................................. 7% 17% 10% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
480
See accompanying Notes to Financial Statements.
Dimensional International High Profitability ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022
Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 26.11 $ 22.42 $ 20.17 $ 24.97
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.36 0.66 0.64 0.41
Net Gains (Losses) on Securities (Realized and Unrealized) ..... 1.59 3.59 2.15 (4.94)
Total from Investment Operations ..................... 1.95 4.25 2.79 (4.53)
Less Distributions:
Net Investment Income ................................. (0.22) (0.56) (0.54) (0.27)
Total Distributions ................................. (0.22) (0.56) (0.54) (0.27)
Net Asset Value, End of Period ............................... $ 27.84 $ 26.11 $ 22.42 $ 20.17
Total Return at NAV (b)(c) ................................... 7.51% 18.97% 13.74% (18.18)%
Total Return at Market (c)(d) ................................. 7.32% 18.15% 14.47% (18.08)%
Net Assets, End of Year (thousands) ........................... $ 3,696,889 $ 2,775,686 $ 1,360,848 $ 458,811
Ratio of Expenses to Average Net Assets (e) ..................... 0.27% 0.28% 0.29% 0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.27% 0.28% 0.29% 0.29%
Ratio of Net Investment Income to Average Net Assets (e) .......... 2.77% 2.49% 2.72% 3.16%
Portfolio Turnover Rate (c)(f) ................................. 6% 17% 13% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
481
See accompanying Notes to Financial Statements.
Dimensional International
Vector Equity ETF
Six months
ended
April 30, 2025
Period
September 10,
2024 Ʊ
through
October 31, 2024
(Unaudited)
Net Asset Value, Beginning of Period ..................................................... $ 49.59 $ 49.79
Income From Investment Operations (a)
Net Investment Income (Loss) ....................................................... 0.80 0.19
Net Gains (Losses) on Securities (Realized and Unrealized) ................................ 3.77 (0.39)
Total from Investment Operations ................................................ 4.57 (0.20)
Less Distributions:
Net Investment Income ............................................................ (0.44) —
Total Distributions ............................................................ (0.44) —
Net Asset Value, End of Period .......................................................... $ 53.72 $ 49.59
Total Return at NAV (b)(c) .............................................................. 9.29% (0.40)%
Total Return at Market (c)(d) ............................................................ 9.24% (0.38)%
Net Assets, End of Year (thousands) ...................................................... $ 80,583 $ 44,628
Ratio of Expenses to Average Net Assets (e) ................................................ 0.32% 0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .......................... 0.56% 0.61%
Ratio of Net Investment Income to Average Net Assets (e) ..................................... 3.19% 2.76%
Portfolio Turnover Rate (c)(f) ............................................................ 3% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
482
See accompanying Notes to Financial Statements.
Dimensional Emerging Core Equity Market ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Period
December 1,
2020 Ʊ
through
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ............. $ 26.46 $ 21.65 $ 19.68 $ 27.48 $ 25.41
Income From Investment Operations (a)
Net Investment Income (Loss) ............... 0.24 0.62 0.70 0.81 0.62
Net Gains (Losses) on Securities (Realized and
Unrealized) ......................... (0.48) 4.73 1.92 (8.00) 1.75
Total from Investment Operations ........ (0.24) 5.35 2.62 (7.19) 2.37
Less Distributions:
Net Investment Income .................... (0.21) (0.54) (0.65) (0.61) (0.30)
Total Distributions .................... (0.21) (0.54) (0.65) (0.61) (0.30)
Net Asset Value, End of Period .................. $ 26.01 $ 26.46 $ 21.65 $ 19.68 $ 27.48
Total Return at NAV (b)(c) ...................... (0.91)% 24.86% 13.18% (26.50)% 9.33%
Total Return at Market (c)(d) .................... (0.93)% 24.23% 13.20% (26.36)% 9.57%
Net Assets, End of Year (thousands) .............. $ 5,298,618 $ 4,818,131 $ 2,885,647 $ 1,548,815 $ 395,729
Ratio of Expenses to Average Net Assets (e) ........ 0.35% 0.35% 0.35% 0.35% 0.35%
Ratio of Expenses to Average Net Assets (Excluding
Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees
Paid Indirectly) (e) ........................ 0.35% 0.35% 0.35% 0.35% 0.35%
Ratio of Net Investment Income to Average Net Assets
(e) .................................... 1.89% 2.47% 3.05% 3.43% 2.40%
Portfolio Turnover Rate (c)(f) .................... 3% 7% 5% 6% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
483
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets High Profitability ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
April 26, 2022 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 25.64 $ 21.89 $ 19.73 $ 25.03
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.21 0.62 0.85 0.44
Net Gains (Losses) on Securities (Realized and Unrealized) ..... (0.52) 3.71 2.08 (5.55)
Total from Investment Operations ..................... (0.31) 4.33 2.93 (5.11)
Less Distributions:
Net Investment Income ................................. (0.15) (0.58) (0.77) (0.19)
Total Distributions ................................. (0.15) (0.58) (0.77) (0.19)
Net Asset Value, End of Period ............................... $ 25.18 $ 25.64 $ 21.89 $ 19.73
Total Return at NAV (b)(c) ................................... (1.18)% 19.86% 14.69% (20.53)%
Total Return at Market (c)(d) ................................. (1.24)% 19.76% 14.62% (20.25)%
Net Assets, End of Year (thousands) ........................... $ 229,136 $ 206,371 $ 159,768 $ 71,014
Ratio of Expenses to Average Net Assets (e) ..................... 0.41% 0.41% 0.40% 0.41%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.42% 0.44% 0.46% 0.65%
Ratio of Net Investment Income to Average Net Assets (e) .......... 1.66% 2.50% 3.67% 3.90%
Portfolio Turnover Rate (c)(f) ................................. 6% 37% 18% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
484
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets Value ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
April 26, 2022 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 27.45 $ 22.58 $ 20.41 $ 25.04
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.31 0.86 1.07 0.83
Net Gains (Losses) on Securities (Realized and Unrealized) ..... (0.52) 4.77 2.03 (4.91)
Total from Investment Operations ..................... (0.21) 5.63 3.10 (4.08)
Less Distributions:
Net Investment Income ................................. (0.28) (0.76) (0.93) (0.55)
Total Distributions ................................. (0.28) (0.76) (0.93) (0.55)
Net Asset Value, End of Period ............................... $ 26.96 $ 27.45 $ 22.58 $ 20.41
Total Return at NAV (b)(c) ................................... (0.76)% 25.09% 15.07% (16.51)%
Total Return at Market (c)(d) ................................. (1.25)% 24.70% 14.82% (16.08)%
Net Assets, End of Year (thousands) ........................... $ 927,421 $ 776,803 $ 442,624 $ 169,367
Ratio of Expenses to Average Net Assets (e) ..................... 0.43% 0.43% 0.42% 0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.45% 0.47% 0.46% 0.47%
Ratio of Net Investment Income to Average Net Assets (e) .......... 2.35% 3.27% 4.52% 7.12%
Portfolio Turnover Rate (c)(f) ................................. 9% 23% 18% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
485
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets Core Equity 2 ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
April 26, 2022 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period .......................... $ 27.16 $ 22.38 $ 20.13 $ 25.04
Income From Investment Operations (a)
Net Investment Income (Loss) ............................ 0.25 0.68 0.76 0.49
Net Gains (Losses) on Securities (Realized and Unrealized) ..... (0.56) 4.70 2.11 (5.10)
Total from Investment Operations ..................... (0.31) 5.38 2.87 (4.61)
Less Distributions:
Net Investment Income ................................. (0.24) (0.60) (0.62) (0.30)
Total Distributions ................................. (0.24) (0.60) (0.62) (0.30)
Net Asset Value, End of Period ............................... $ 26.61 $ 27.16 $ 22.38 $ 20.13
Total Return at NAV (b)(c) ................................... (1.14)% 24.19% 14.13% (18.54)%
Total Return at Market (c)(d) ................................. (1.24)% 23.68% 13.99% (18.14)%
Net Assets, End of Year (thousands) ........................... $ 4,827,073 $ 4,342,396 $ 2,360,737 $ 666,384
Ratio of Expenses to Average Net Assets (e) ..................... 0.39% 0.39% 0.38% 0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) ..................... 0.39% 0.40% 0.40% 0.38%
Ratio of Net Investment Income to Average Net Assets (e) .......... 1.91% 2.62% 3.22% 4.22%
Portfolio Turnover Rate (c)(f) ................................. 4% 13% 14% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
486
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets ex
China Core
Equity ETF
Period
November 13,
2024 Ʊ
through
April 30, 2025
(Unaudited)
Net Asset Value, Beginning of Period .................................................................. $ 49.41
Income From Investment Operations (a)
Net Investment Income (Loss) .................................................................... 0.51
Net Gains (Losses) on Securities (Realized and Unrealized) ............................................. (1.08)
Total from Investment Operations ............................................................. (0.57)
Less Distributions:
Net Investment Income ......................................................................... (0.18)
Total Distributions ......................................................................... (0.18)
Net Asset Value, End of Period ....................................................................... $ 48.66
Total Return at NAV (b)(c) ........................................................................... (1.16)%
Total Return at Market (c)(d) ......................................................................... (0.87)%
Net Assets, End of Year (thousands) ................................................................... $ 153,269
Ratio of Expenses to Average Net Assets (e) ............................................................. 0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (e) .................................................. 0.77%
Ratio of Net Investment Income to Average Net Assets (e) .................................................. 2.28%
Portfolio Turnover Rate (c)(f) ......................................................................... 1%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
487
See accompanying Notes to Financial Statements.
Dimensional World Equity ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Period
September 26,
2023 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ........................................ $ 62.25 $ 47.89 $ 49.31
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................... 0.42 0.91 —
Net Gains (Losses) on Securities (Realized and Unrealized) ................... (1.44) 14.30 (1.42)
Total from Investment Operations ................................... (1.02) 15.21 (1.42)
Less Distributions:
Net Investment Income ............................................... (0.44) (0.85) —
Net Realized Gains .................................................. — — —
Return of Capital .................................................... — — —
Total Distributions ............................................... (0.44) (0.85) —
Net Asset Value, End of Period ............................................. $ 60.79 $ 62.25 $ 47.89
Total Return at NAV (b)(c) ................................................. (1.65)% 31.89% (2.87)%
Total Return at Market (c)(d) ............................................... (1.88)% 31.90% (2.79)%
Net Assets, End of Year (thousands) ......................................... $ 665,368 $ 507,963 $ 74,230
Ratio of Expenses to Average Net Assets (e) (h)
*
................................ 0.25% 0.25% 0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)
*
..... 0.25% 0.27% 0.53%
Ratio of Net Investment Income (Loss) to Average Net Assets (e)(h)
*
................. 1.35% 1.54% (0.06)%
Portfolio Turnover Rate (c)(f) ............................................... —% —% N/A %
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Fund indirectly as a result of Fund’s investment in Underlying
Funds as follows:. ................................................... 0.19% 0.20% 0.19%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
488
See accompanying Notes to Financial Statements.
Dimensional Global Real Estate ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Period
December 6,
2022 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ........................................ $ 27.49 $ 21.62 $ 24.82
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................... 0.51 0.85 0.76
Net Gains (Losses) on Securities (Realized and Unrealized) ................... (1.15) 5.79 (3.43)
Total from Investment Operations ................................... (0.64) 6.64 (2.67)
Less Distributions:
Net Investment Income ............................................... (0.57) (0.77) (0.53)
Total Distributions ............................................... (0.57) (0.77) (0.53)
Net Asset Value, End of Period ............................................. $ 26.28 $ 27.49 $ 21.62
Total Return at NAV (b)(c) ................................................. (2.35)% 30.95% (10.94)%
Total Return at Market (c)(d) ............................................... (2.44)% 30.82% (10.74)%
Net Assets, End of Year (thousands) ......................................... $ 2,367,420 $ 2,093,433 $ 965,326
Ratio of Expenses to Average Net Assets (e) ................................... 0.22% 0.22% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) ..... 0.22% 0.23% 0.24%
Ratio of Net Investment Income to Average Net Assets (e) ........................ 3.94% 3.32% 3.54%
Portfolio Turnover Rate (c)(f) ............................................... 1% 5% 9%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(d) Excludes impact of in-kind transactions
(e) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

DIMENSIONAL ETF TRUST
Notes to Financial Statements
(Unaudited)
489
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of April 30, 2025, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
The World Equity ETF (the “Fund of Funds”) is a “Fund of Funds” that achieves its investment objective by allocating its assets among other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”). The
World Equity ETF may also invest in affiliated and unaffiliated registered and unregistered money market funds. The
Underlying Funds’ (excluding the Dimensional US Core Equity 1 ETF and the Dimensional U.S. Core Equity 2 ETF)
shareholder reports are included in this report. Copies of the Dimensional US Core Equity 1 ETF and Dimensional
U.S. Core Equity 2 ETF's shareholder reports are available from the EDGAR database on the SEC’s website at
http://www.sec.gov. As of April 30, 2025, the World Equity ETF was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Fund Short Name
Dimensional International Core Equity Market ETF International Core ETF
Dimensional International Core Equity 2 ETF International Core Equity 2 ETF
Dimensional International Small Cap Value ETF International Small Cap Value ETF
Dimensional International Small Cap ETF International Small Cap ETF
Dimensional International High Profitability ETF International High Profitability ETF
Dimensional International Vector Equity ETF International Vector Equity ETF
Dimensional Emerging Core Equity Market ETF Emerging Markets Core ETF
Dimensional Emerging Markets High Profitability ETF Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF Emerging Markets Core 2 ETF
Dimensional Emerging Markets ex China Core Equity ETF Emerging Markets ex China Core ETF
Dimensional World Equity ETF World Equity ETF
Dimensional Global Real Estate ETF Global Real Estate ETF
Fund of Funds Underlying Funds Percentage Ownerships at 04/30/2025
World Equity ETF Dimensional US Core Equity 1 ETF 8%
Dimensional U.S. Core Equity 2 ETF 1%
Dimensional International Core Equity 2 ETF 2%
Dimensional Emerging Markets Core 2 ETF 1%

B. Significant Accounting Policies
Shares of the International Core ETF, International Vector Equity ETF, Emerging Markets Core ETF, Emerging
Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, Emerging Markets
ex China Core ETF, World Equity ETF, and Global Real Estate ETF are listed and traded on the NYSE Arca, Inc.
Shares of the International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, and
International High Profitability ETF are listed and traded on the Cboe BZX Exchange Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is
either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a
Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized
Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts). Money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Fund of Funds Underlying Funds Percentage Ownerships at 04/30/2025
World Equity ETF Dimensional Global Real Estate ETF 1%

Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities (including exchange-traded Underlying Funds and over-the-counter securities) traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange.
Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA
Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the International Core ETF, International Core Equity 2 ETF, International Small Cap Value
ETF, International Small Cap ETF, International High Profitability ETF, International Vector Equity ETF, Emerging
Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets
Core 2 ETF, Emerging Markets ex China Core ETF, and Global Real Estate ETF (the “International Funds”), the
prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the
U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Funds estimate the character of received distributions that may be considered return of capital distributions. Upon notification from issuers, a portion of the dividend income received from real estate investment trusts may be redesignated as a reduction of cost of the related investment and/or realized gain.
3.
Foreign Currency Translations
The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “Change in Unrealized Appreciation
(Depreciation) on Investment Securities and Foreign Currency Translations” on the Statements of Operations. Any
realized gains or losses from these fluctuations are included in “Net Realized Gain (Loss) from Investment Securities
Sold and Foreign Currency Transactions” on the Statements of Operations.
4.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
5.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
6.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
7.
Other
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Markets Core ETF, Emerging Markets High Profitability
ETF, Emerging Markets Value ETF, Emerging Markets Core Equity 2 ETF, Emerging Markets ex China Core ETF,
and Global Real Estate ETF are subject to tax on short-term and long-term capital gains for investments in India.
Such taxes are accrued on a daily basis and due upon sale of individual securities.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
C. Derivative Instruments
All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statements of Operations as the “Change in Unrealized Appreciation (Depreciation) on Forward Currency Contracts”. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a “Net Realized Gain (Loss) from Forward Currency Contracts”. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as
“Futures Margin Variation”. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements.
The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended April 30, 2025 was as follows (amounts in thousands):
* Average Notional Value of futures contracts.
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2025 (amounts in thousands):
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of
Assets and Liabilities.
(1) Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended April 30, 2025 (amounts in thousands):
Futures *
International Core ETF .................................................................................................................. $20,770
International Small Cap Value ETF ............................................................................................... 25,314
International Small Cap ETF ......................................................................................................... 17,603
International High Profitability ETF ................................................................................................ 14,114
International Vector Equity ETF ..................................................................................................... 94
Emerging Markets Core ETF ......................................................................................................... 15,024
Emerging Markets High Profitability ETF ....................................................................................... 202
Emerging Markets Core 2 ETF ...................................................................................................... 10,694
Emerging Markets ex China Core ETF .......................................................................................... 338
Asset
Unrealized
Appreciation  on
Futures *(1)
Equity Risk Exposure: 2,064,943.580000
International Small Cap Value ETF ............................................... $ 1,324
International Small Cap ETF .................................................... 741
Realized
Gain (Loss)
from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Futures (1) Futures (2)
Equity Risk Exposure: 2,222,231.040000
International Core ETF ........................................... $ (2,657) $ 74
International Core Equity 2 ETF .................................... (785) –
International Small Cap Value ETF ................................. (1,560) 1,324
International Small Cap ETF ...................................... 371 824
International High Profitability ETF ................................. (601) –
International Vector Equity ETF .................................... (51) –

(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.
Currency Rate Risk Exposure:
The International Funds had limited activity in forward foreign currency contracts during the period ended April
30, 2025 and no such contracts were outstanding as of April 30, 2025. Net realized and changes in unrealized gain or loss on such contracts were minimal during the period ended April 30, 2025, and are included in “Net Realized Gain
(Loss) from Investment Securities Sold and Foreign Currency Transactions” and “Change in Unrealized Appreciation
(Depreciation) on Investment Securities and Foreign Currency Translations”, respectively, on the accompanying
Statements of Operations.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the Advisor, serve as Sub-Advisors for the Funds and are paid by the Advisor pursuant to separate sub-advisory agreements.
Realized
Gain (Loss)
from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Futures (1) Futures (2)
Emerging Markets Core ETF ...................................... $ (1,214) $ –
Emerging Markets High Profitability ETF ............................. 33 –
Emerging Markets Value ETF ..................................... 679 –
Emerging Markets Core 2 ETF ..................................... (2,997) –
Emerging Markets ex China Core ETF .............................. (23) –
Global Real Estate ETF .......................................... 189 –

For the period ended April 30, 2025, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
* Effective as of February 28, 2025, the investment management fee payable by the International Vector Equity ETF was reduced from 0.30%
to 0.25%.
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has
contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the International
Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability
ETF, International Vector Equity ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF,
Emerging Markets Core 2 ETF, Emerging Markets ex China Core ETF, World Equity ETF, and Global Real Estate
ETF.
For each such Fund (excluding the World Equity ETF), the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense Limitation Amount”).
For the World Equity ETF, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (including the expenses incurred through its investment in other investment companies but excluding the expenses that the Fund incurs through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Fund Expenses”) to the extent necessary to limit the Fund Expenses, on an annualized basis, to the rate listed below as percentage of average net assets (the
“Expense Limitation Amount”).
The Fee Waiver Agreement will remain in effect through February 28, 2026, may only be terminated by the
Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2025, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the period ended April 30, 2025, recovered previously waived fees/assumed expenses during the period ended April 30, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-
six months before the date of recovery.
Management
Fee
International Core ETF ........................................................................................ 0.18%
International Core Equity 2 ETF ............................................................................. 0.20%
International Small Cap Value ETF .......................................................................... 0.39%
International Small Cap ETF ................................................................................. 0.35%
International High Profitability ETF .......................................................................... 0.25%
International Vector Equity ETF * ............................................................................. 0.28%
Emerging Markets Core ETF ................................................................................. 0.35%
Emerging Markets High Profitability ETF ................................................................... 0.35%
Emerging Markets Value ETF ................................................................................ 0.38%
Emerging Markets Core 2 ETF ............................................................................... 0.33%
Emerging Markets ex China Core ETF ...................................................................... 0.33%
World Equity ETF .............................................................................................. 0.02%
Global Real Estate ETF ....................................................................................... 0.19%

* The expense limitation amount was reduced from 0.34% to 0.30% effective February 28, 2025.
International Core ETF and Emerging Markets Core ETF (each, a “Unitary Fee Fund” and together, the
“Unitary Fee Funds”) pay the Advisor a unitary management fee for managing the Funds’ assets. Pursuant to the investment management agreement with the Trust, on behalf of each Unitary Fee Fund, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses (including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (vi) litigation expenses
(including litigation to which the Trust or Fund may be a party and indemnification of the Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the Independent Trustees; (ix)
Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-
routine or extraordinary expenses.
For the Unitary Fee Funds, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. The
Advisor provides CCO services to the Trust.
Expense
Limitation
Amount
Waived
Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
International Core Equity 2 ETF .................................................. 0.23% $— $—
International Small Cap Value ETF ............................................. 0.42% — 92
International Small Cap ETF ....................................................... 0.39% — 86
International High Profitability ETF .............................................. 0.29% — —
International Vector Equity ETF* ................................................. 0.30% 72 —
Emerging Markets High Profitability ETF ..................................... 0.41% 14 —
Emerging Markets Value ETF ..................................................... 0.43% 66 —
Emerging Markets Core 2 ETF .................................................... 0.39% — 85
Emerging Markets ex China Core ETF ........................................ 0.43% 175 —
World Equity ETF ........................................................................ 0.25% — 75
Global Real Estate ETF ............................................................... 0.22% — 112
Previously Waived Fees/Assumed Expenses Subject to Future
Recovery
Expiring
10/31/2025 10/31/2026 10/31/2027 04/30/2028 Total
International Small Cap Value ETF .... $— $— $85 $— $85
International Vector Equity ETF .......... — — 16 72 88
Emerging Markets High Profitability
ETF ..................................................... 33 73 65 14 185
Emerging Markets Value ETF ............ 13 124 233 66 436
Emerging Markets Core 2 ETF ........... — — 418 — 418
Emerging Markets ex China Core
ETF ..................................................... — — — 175 175
Global Real Estate ETF ...................... — — 27 — 27

2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets.
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Funds) receive no compensation from the Trust. For the period ended April 30, 2025, the total related amount paid by the Trust to the
CCO was $53 (in thousands). The total related amounts paid by each of the Funds are included in “Other Expenses”
on the Statements of Operations.
E. Deferred Compensation
As of April 30, 2025, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows (amounts in thousands):
F. Federal Income Taxes
Each Fund has qualified (with respect to the Emerging Markets ex China Core ETF, intends to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent
Total
International Core Equity 2 ETF ...................................................................................... $ 13

International Vector Equity ETF .......................................................................................  –
Emerging Markets High Profitability ETF ............................................................................  –
Emerging Markets Value ETF ......................................................................................... 2
Emerging Markets Core 2 ETF ........................................................................................ 8
Emerging Markets ex China Core ETF ...............................................................................  –
World Equity ETF ....................................................................................................... 1
Global Real Estate ETF ................................................................................................ 4

differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above.
These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the periods ended October 31,
2023 and October 31, 2024, were as follows (amounts in thousands):
World Equity ETF commenced operations on September 26, 2023 and did not pay any distributions for the period ended October 31, 2023.
International Vector Equity ETF commenced operations on September 10, 2024 and did not pay any distributions for the period ended October 31, 2024.
Emerging Markets ex China Core ETF commenced operations on November 13, 2024 and did not pay any distributions for the period ended October 31, 2024
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
International Core ETF
2023 ............................................ $ 95,302 $ – $ 95,302
2024 ............................................ 149,000 – 149,000
International Core Equity 2 ETF
2023 ............................................ 88,069 – 88,069
2024 ............................................ 157,066 – 157,066
International Small Cap Value ETF
2023 ............................................ 29,286 – 29,286
2024 ............................................ 52,020 – 52,020
International Small Cap ETF
2023 ............................................ 14,484 – 14,484
2024 ............................................ 32,900 – 32,900
International High Profitability ETF
2023 ............................................ 26,376 – 26,376
2024 ............................................ 46,275 – 46,275
Emerging Markets Core ETF
2023 ............................................ 73,021 – 73,021
2024 ............................................ 88,575 – 88,575
Emerging Markets High Profitability ETF
2023 ............................................ 4,747 – 4,747
2024 ............................................ 4,475 – 4,475
Emerging Markets Value ETF
2023 ............................................ 15,693 – 15,693
2024 ............................................ 18,800 – 18,800
Emerging Markets Core 2 ETF
2023 ............................................ 50,589 – 50,589
2024 ............................................ 86,650 – 86,650
World Equity ETF
2024 ............................................ 5,077  –  5,077
Global Real Estate ETF
2023 ............................................ 12,117 – 12,117
2024 ............................................ 48,825 – 48,825

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2024, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
International Small Cap Value ETF ........................... $ 5,925 $ — $ 5,925
International Small Cap ETF ................................ 4,321 — 4,321
International High Profitability ETF ........................... 625 — 625
Emerging Markets High Profitability ETF ....................... 242 — 242
World Equity ETF ..........................................  —  —  —
Global Real Estate ETF .................................... 18 — 18
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
International Core ETF .......................... $ 33,228 $ — $ (198,757) $ 789,46 5 $ 623,936
International Core Equity 2 ETF ............ 35,399 — (235,662) 978,425 778,162
International Small Cap Value ETF ....... 7,577 — (45,587) 182,391 144,381
International Small Cap ETF ................. 9,244 — (68,517) 135,14 1 75,868
International High Profitability ETF ........ 9,013 — (63,967) 207,902 152,948
International Vector Equity ETF .............  164  —  —  (1,078)  (914)
Emerging Markets Core ETF ................. 15,662 — (210,704) 595,12 0 400,078
Emerging Markets High Profitability
ETF ........................................................ 375 — (20,170) 39,406 19,611
Emerging Markets Value ETF ............... 4,446 — (45,951) 126,703 85,198
Emerging Markets Core 2 ETF .............. 17,779 — (227,771) 722,470 512,478
World Equity ETF .................................. 93 — — 58,527 58,620
Global Real Estate ETF ......................... 2 3,751 — (21,916) 223,695 225,530
Total
International Core ETF .............................................................. $ 198,757
International Core Equity 2 ETF ....................................................... 235,662
International Small Cap Value ETF .................................................... 45,587
International Small Cap ETF ......................................................... 68,517
International High Profitability ETF .................................................... 63,967
International Vector Equity ETF .......................................................
—
Emerging Markets Core ETF ......................................................... 210,704

During the period ended October 31, 2024, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
Total
Emerging Markets High Profitability ETF ................................................ $ 20,170
Emerging Markets Value ETF ........................................................ 45,951
Emerging Markets Core 2 ETF ........................................................ 227,771
Global Real Estate ETF ............................................................. 21 , 916
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
International Core ETF ................. $ 8,128,128 $ 1,794,83 1 $ (342,636) $ 1,452,195
International Core Equity 2 ETF .......... 7,189,758 1,898,662 (173,056) 1,725,606
International Small Cap Value ETF ....... 2,443,711 452,797 (116,664) 336,133
International Small Cap ETF ............ 2,530,478 357,594 (104,607) 252,987
International High Profitability ETF ....... 3,361,144 512,002 (113,060) 398,942
International Vector Equity ETF .......... 76,884 7,980 (3,477) 4,503
Emerging Markets Core ETF ............ 4,738,654 967,354 (349,405) 617,949
Emerging Markets High Profitability ETF ... 194,262 46,384 (9,119) 37,265
Emerging Markets Value ETF ........... 819,110 151,857 (37,258) 114,599
Emerging Markets Core 2 ETF ........... 4,112,692 947,335 (188,328) 759,007
Emerging Markets ex China Core ETF .... 157,630 8,587 (9,757) (1,170)
World Equity ETF ...................... 628,349 37,818 — 37,818
Global Real Estate ETF ................ 2,248,201 218,842 (78,128) 140,714

G. Securities Lending
As of April 30, 2025, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
Non-Cash
Collateral
Market
Value
International Core ETF ........................................................................................... $ 54,070
International Core Equity 2 ETF ................................................................................ 67,175
International Small Cap Value ETF ............................................................................. 24,245
International Small Cap ETF .................................................................................... 62,800
International High Profitability ETF ............................................................................. 7,134
International Vector Equity ETF ................................................................................. 720
Emerging Markets Core ETF .................................................................................... 211,007
Emerging Markets High Profitability ETF ...................................................................... 5,865
Emerging Markets Value ETF ................................................................................... 32,823
Emerging Markets Core 2 ETF .................................................................................. 274,688
Emerging Markets ex China Core ETF ......................................................................... 191
Global Real Estate ETF .......................................................................................... 3,268

H. Affiliated Trades
Cross trades for the period ended April 30, 2025, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
For the period ended April 30, 2025, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):
For the period ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
Purchases Sales
Realized
Gain (Loss)
International Core ETF ................................................................... $ 32,207 $ 56,539 $ (17,005)
International Core Equity 2 ETF ..................................................... 42,532 49,426 (17,968)
International Small Cap Value ETF ................................................ 37,046 35,385 (8,456)
International Small Cap ETF .......................................................... 63,020 27,982 (12,325)
International High Profitability ETF ................................................. 39,862 16,065 (4,804)
Emerging Markets Core ETF .......................................................... 31 — —
Emerging Markets High Profitability ETF ........................................ 33 31 (15)
Emerging Markets Value ETF ........................................................ 487 91 (35)
Emerging Markets Core 2 ETF ....................................................... 777 866 (403)
Global Real Estate ETF .................................................................. 11,783 230 (102)
Balance at
October 31,
2024
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30,
2025
Shares as
of April 30,
2025
Dividend
Income
Capital Gains
Distributions
International Core
ETF
The DFA Short Term
Investment Fund $157,794 $827,588 $760,992 $— $— $224,390 19,402 $4,722 $—
Total $157,794 $827,588 $760,992 $— $— $224,390 $4,722 $—
International Core
Equity 2 ETF
The DFA Short Term
Investment Fund $219,520 $967,637 $870,232 $— $— $316,925 27,404 $5,824 $—
Total $219,520 $967,637 $870,232 $— $— $316,925 $5,824 $—
International Small
Cap Value ETF
The DFA Short Term
Investment Fund $65,906 $297,047 $301,730 $— $— $61,223 5,294 $1,667 $—
Total $65,906 $297,047 $301,730 $— $— $61,223 $1,667 $—
International Small
Cap ETF
The DFA Short Term
Investment Fund $70,784 $224,969 $203,998 $— $— $91,755 7,934 $2,053 $—
Total $70,784 $224,969 $203,998 $— $— $91,755 $2,053 $—

Balance at
October 31,
2024
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30,
2025
Shares as
of April 30,
2025
Dividend
Income
Capital Gains
Distributions
International High
Profitability ETF
The DFA Short Term
Investment Fund $88,938 $515,692 $518,797 $— $— $85,833 7,422 $2,024 $—
Total $88,938 $515,692 $518,797 $— $— $85,833 $2,024 $—
International Vector
Equity ETF
The DFA Short Term
Investment Fund $945 $7,442 $6,792 $— $— $1,595 138 $31 $—
Total $945 $7,442 $6,792 $— $— $1,595 $31 $—
Emerging Markets
Core ETF
The DFA Short Term
Investment Fund $56,300 $287,997 $277,822 $— $— $66,475 5,748 $1,519 $—
Total $56,300 $287,997 $277,822 $— $— $66,475 $1,519 $—
Emerging
Markets High
Profitability ETF
The DFA Short Term
Investment Fund $2,554 $11,863 $11,863 $— $— $2,554 221 $61 $—
Total $2,554 $11,863 $11,863 $— $— $2,554 $61 $—
Emerging Markets
Value ETF
The DFA Short Term
Investment Fund $3,899 $79,153 $72,094 $— $— $10,958 947 $233 $—
Total $3,899 $79,153 $72,094 $— $— $10,958 $233 $—
Emerging Markets
Core 2 ETF
The DFA Short Term
Investment Fund $39,110 $175,817 $162,008 $— $— $52,919 4,576 $996 $—
Total $39,110 $175,817 $162,008 $— $— $52,919 $996 $—
Emerging Markets
ex China Core
ETF
The DFA Short Term
Investment Fund $— $13,827 $9,842 $— $— $3,985 345 $57 $—
Total $— $13,827 $9,842 $— $— $3,985 $57 $—
World Equity ETF
The DFA Short Term
Investment Fund $— $244,222 $243,036 $— $— $1,186 103 $143 $—
Dimensional US
Core Equity 1
ETF 91,256 34,173 2,845 730 (6,234) 117,080 1,942 631 —
Dimensional U.S.
Core Equity 2
ETF 273,405 103,861 8,496 2,110 (21,901) 348,979 10,814 1,545 —
International Core
Equity 2 ETF 92,038 33,383 3,016 623 8,883 131,911 4,569 1,135 —
Emerging Markets
Core 2 ETF 40,344 14,989 1,257 204 (948) 53,332 2,006 391 —

I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2025 were as follows (amounts in thousands):
In-kind transactions for the period ended April 30, 2025 were as follows (amounts in thousands):
There were no purchases or sales of U.S. government securities during the period ended April 30, 2025.
Balance at
October 31,
2024
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30,
2025
Shares as
of April 30,
2025
Dividend
Income
Capital Gains
Distributions
Global Real Estate
ETF $10,677 $3,772 $320 $59 $(508) $13,680 520 $237 $—
Total $507,720 $434,400 $258,970 $3,726 $(20,708) $666,168 $4,082 $—
Global Real Estate
ETF
The DFA Short Term
Investment Fund $61,302 $221,085 $248,591 $— $— $33,796 2,922 $923 $—
Total $61,302 $221,085 $248,591 $— $— $33,796 $923 $—
Purchases Sales
International Core ETF .................................................... $ 450,412 $ 275,657
International Core Equity 2 ETF ............................................. 493,019 356,583
International Small Cap Value ETF .......................................... 403,351 144,925
International Small Cap ETF ............................................... 514,495 172,024
International High Profitability ETF .......................................... 498,064 180,289
International Vector Equity ETF ............................................. 7,856 2,129
Emerging Markets Core ETF ............................................... 595,509 156,715
Emerging Markets High Profitability ETF ...................................... 38,732 13,408
Emerging Markets Value ETF .............................................. 246,215 74,774
Emerging Markets Core 2 ETF .............................................. 682,632 201,111
Emerging Markets ex China Core ETF ....................................... 120,961 1,044
World Equity ETF ......................................................... 1,666 –
Global Real Estate ETF ................................................... 86,159 31,243
Purchases Sales
International Core ETF .................................................... $ 1,522,133 $ –
International Core Equity 2 ETF ............................................. 939,916 –
International Small Cap Value ETF .......................................... 361,884 260,023
International Small Cap ETF ............................................... 430,906 327,582
International High Profitability ETF .......................................... 555,405 165,534
International Vector Equity ETF ............................................. 24,237 –
Emerging Markets Core ETF ............................................... 106,818 –
Emerging Markets High Profitability ETF ...................................... 2,891 1,273
Emerging Markets Value ETF .............................................. 28,285 41,740
Emerging Markets Core 2 ETF .............................................. 78,070 –
Emerging Markets ex China Core ETF ....................................... 33,584 –
World Equity ETF ......................................................... 188,511 15,933
Global Real Estate ETF ................................................... 314,080 7,986

J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF
Capital Activity” on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through
December 26, 2024. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.

For the period ended April 30, 2025, borrowings by the following Funds under the line of credit were as follows
(amounts in thousands, except percentages and days):
* Number of Days Outstanding represents the total of single or consecutive days during the period ended April 30, 2025, that each Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the period ended April 30, 2025.
M. Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Funds’ CODM. Each
Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole.
Each Fund’s long-term strategic asset allocation is executed by its portfolio management team and guided by each
Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus.
The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s
Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –
Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December
15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU
2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding*
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Period
Outstanding
Borrowings as
of 04/30/2025
International Small Cap
Value ETF ...................... 5.10% $1,257 3 $1 $1,816 —
Emerging Markets Core
2 ETF ............................. 5.08% 177 3 — 177 —

O. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
As of April 30, 2025, the Advisor’s ownership as a percentage of net assets was as follows:
P. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Percentage of
Net Assets
International Vector Equity ETF ..................................................................................................... 13%

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Board of Trustees of Dimensional
ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio
(collectively, the “Funds”) and each Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund
Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on November 1, 2024, the
Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial
Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent
Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge
Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each
Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund;
(iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance.
The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the
Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the
Broadridge Reports. The Board also considered the change in management fee and fee waiver arrangements for certain Funds.The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the
Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043025-016SI

DIMENSIONAL ETF TRUST
Semi-Annual Financial Statements & Other Information
Six Months Ended: April 30, 2025 (Unaudited)
Dimensional US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF

*Blank Page*

DIMENSIONAL ETF TRUST
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 152
Item 9 - Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 153
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 154
Item 11 - Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . . 155
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
(Unaudited)
Schedules of Investments
Investment Abbreviations
Financial Highlights
ADR American Depositary Receipt
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
CVR Contingent Value Rights
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
GDR Global Depositary Receipt
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SEK Swedish Krona
SONIO Sterling Over Night Indexed Average
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
Investment Footnotes
(*) The Adjustable rate shown is effective as of April 30, 2025.
* Non-Income Producing Securities
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
^ Denominated in USD, unless otherwise noted.
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year

3
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
All Statements, Schedules and Notes to Financial Statements
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE
Arca ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.
Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)
Annualized for periods less than one year
(f)
Excludes impact of in-kind transactions
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of operations

4
Dimensional US Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
Shares Value†
COMMON STOCKS — ( 97.2% )
COMMUNICATION SERVICES — (9.3%)
#*Advantage Solutions, Inc. 4,087 $ 5,477
Alphabet, Inc., Class A 136,536 21,681,917
Alphabet, Inc., Class C 110,955 17,851,550
#*Altice USA, Inc., Class A 7,000 17,360
*Atlanta Braves Holdings, Inc. 1,288 51,340
#*Atlanta Braves Holdings, Inc. 365 15,859
*Boston Omaha Corp., Class A 1,981 30,765
*BuzzFeed, Inc. 3,868 7,543
*Cargurus, Inc. 4,255 118,970
*Cars.com, Inc. 4,819 56,093
#*Charter Communications, Inc.,
Class A 4,105 1,608,585
#Cinemark Holdings, Inc. 4,821 144,196
*Cineverse Corp. 3,001 8,883
Comcast Corp., Class A 103,326 3,533,749
*E.W. Scripps Co. (The), Class A 4,983 10,016
*EchoStar Corp., Class A 1,046 23,514
Electronic Arts, Inc. 12,081 1,752,832
*EverQuote, Inc., Class A 981 23,289
*Fluent, Inc. 3,657 8,996
Fox Corp., Class A 4,288 213,499
Fox Corp., Class B 12,652 585,028
#*Gambling.com Group, Ltd. 2,306 29,678
Gray Media, Inc. 6,100 20,435
#*IMAX Corp. 1,217 29,610
*Integral Ad Science Holding
Corp. 11,087 78,385
Interpublic Group of Cos., Inc.
(The) 24,805 623,102
#Iridium Communications, Inc. 7,923 191,182
*IZEA Worldwide, Inc. 407 842
John Wiley & Sons, Inc., Class A 4,058 177,091
*Liberty Broadband Corp., Class
A 785 69,904
*Liberty Broadband Corp., Class
C 3,074 277,859
*Liberty Global, Ltd., Class A 9,297 101,802
*Liberty Global, Ltd., Class C 12,314 139,641
*Liberty Media Corp.-Liberty Live 1,740 124,427
*Liberty Media Corp.-Liberty Live 5 350
*Liberty Media Corp-Liberty
Formula One 1,266 101,976
*Liberty Media Corp-Liberty
Formula One 12,494 1,107,843
#*Live Nation Entertainment, Inc. 3,330 441,058
*Madison Square Garden
Entertainment Corp. 1,000 32,440
*Madison Square Garden Sports
Corp. 458 88,197
#*Magnite, Inc. 9,472 112,622
Match Group, Inc. 18,862 559,447
Meta Platforms, Inc., Class A 75,391 41,389,659
National CineMedia, Inc. 4,332 24,822
*Netflix, Inc. 9,032 10,221,695
Shares Value†
COMMUNICATION SERVICES — (Continued)
New York Times Co. (The), Class
A 8,300 $ 432,098
News Corp., Class A 21,088 571,907
#News Corp., Class B 8,752 274,988
Nexstar Media Group, Inc. 3,079 460,803
*Nextdoor Holdings, Inc. 19,393 28,508
#Omnicom Group, Inc. 14,000 1,066,240
*Outbrain, Inc. 2,759 9,767
Paramount Global, Class B 7,986 93,756
*Pinterest, Inc., Class A 25,254 639,431
*QuinStreet, Inc. 3,076 53,891
*Reservoir Media, Inc. 3,170 23,775
*ROBLOX Corp., Class A 5,294 354,963
*Roku, Inc. 3,311 225,744
Shutterstock, Inc. 458 7,310
Sinclair, Inc. 5,764 83,002
#Sirius XM Holdings, Inc. 14,329 306,927
*Skillz, Inc. 2,704 13,844
*Snap, Inc., Class A 87,230 694,351
#*Sphere Entertainment Co. 2,062 56,189
Spok Holdings, Inc. 1,017 14,584
*Spotify Technology SA 4,517 2,773,348
*Stagwell, Inc. 8,441 47,101
#*Starz Entertainment Corp.,
Class A 12 107
*Starz Entertainment Corp., Class
B 224 1,788
#*Sunrise Communications AG,
ADR 2,066 111,399
*Take-Two Interactive Software,
Inc. 3,858 900,149
*TechTarget, Inc. 1,014 8,082
TEGNA, Inc. 6,008 97,510
*Thryv Holdings, Inc. 1,537 21,057
T-Mobile US, Inc. 611 150,886
*Trade Desk, Inc. (The), Class A 3,260 174,834
*Travelzoo 1,355 18,794
*TripAdvisor, Inc. 4,439 55,266
*TrueCar, Inc. 7,900 11,771
Verizon Communications, Inc. 116,548 5,135,105
*Vimeo, Inc. 14,376 72,455
Walt Disney Co. (The) 23,511 2,138,325
*Warner Bros Discovery, Inc. 76,670 664,729
Warner Music Group Corp., Class
A 5,481 166,896
*Yelp, Inc. 3,876 135,970
*Zedge, Inc., Class B 1,041 2,519
*Ziff Davis, Inc. 3,498 103,296
*ZoomInfo Technologies, Inc. 20,040 171,542
TOTAL COMMUNICATION
SERVICES 122,068,535
CONSUMER DISCRETIONARY — (11.3%)
*Abercrombie & Fitch Co. 4,391 304,823
Academy Sports & Outdoors, Inc. 5,704 214,927

5
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Accel Entertainment, Inc. 1,158 $ 11,927
#Acushnet Holdings Corp. 4,026 266,602
ADT, Inc. 62,585 501,932
*Adtalem Global Education, Inc. 5,549 589,304
*Airbnb, Inc., Class A 10,551 1,286,378
#A-Mark Precious Metals, Inc. 1,894 46,138
*Amazon.com, Inc. 173,312 31,962,199
American Eagle Outfitters, Inc. 8,053 84,798
*American Public Education, Inc. 1,399 32,877
*America's Car-Mart, Inc. 539 25,559
*Aptiv PLC 9,134 521,186
Aramark 15,061 503,489
Ark Restaurants Corp. 230 2,130
Arko Corp. 6,076 24,456
*Asbury Automotive Group, Inc. 1,455 317,394
Autoliv, Inc. 3,167 295,259
*AutoNation, Inc. 4,034 702,521
*AutoZone, Inc. 452 1,700,695
Bassett Furniture Industries, Inc. 1,023 18,056
Bath & Body Works, Inc. 11,398 347,753
*Beazer Homes USA, Inc. 1,909 37,340
Best Buy Co., Inc. 19,617 1,308,258
*Biglari Holdings, Inc., Class B 66 15,372
#*Birkenstock Holding PLC 2,873 147,758
*BJ's Restaurants, Inc. 495 16,479
Booking Holdings, Inc. 1,042 5,313,450
*Boot Barn Holdings, Inc. 1,571 163,918
BorgWarner, Inc. 12,379 351,316
*Bright Horizons Family Solutions,
Inc. 3,308 414,889
Buckle, Inc. (The) 4,749 165,075
Build-A-Bear Workshop, Inc. 996 35,139
*Burlington Stores, Inc. 3,436 773,237
Camping World Holdings, Inc.,
Class A 395 4,764
*Capri Holdings, Ltd. 10,549 158,657
*CarMax, Inc. 11,758 760,390
Carriage Services, Inc. 1,467 58,621
*Carvana Co. 4,084 997,925
*Cavco Industries, Inc. 576 284,458
Century Communities, Inc. 2,516 137,223
*Champion Homes, Inc. 3,566 308,459
#Cheesecake Factory, Inc. (The) 1,897 95,552
*Chewy, Inc., Class A 5,664 212,400
*Chipotle Mexican Grill, Inc. 18,222 920,575
#Choice Hotels International, Inc. 1,333 168,105
*Citi Trends, Inc. 650 14,515
#Columbia Sportswear Co. 7,096 441,158
*ContextLogic, Inc., Class A 3,153 22,512
*Coupang, Inc. 34,462 805,377
*Coursera, Inc. 5,936 49,981
#Cricut, Inc., Class A 5,076 25,278
*Crocs, Inc. 4,698 452,981
Crown Crafts, Inc. 3,506 10,483
*Culp, Inc. 2,300 8,740
D.R. Horton, Inc. 17,107 2,161,298
Dana, Inc. 6,580 90,409
*Deckers Outdoor Corp. 10,787 1,195,523
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Dick's Sporting Goods, Inc. 3,976 $ 746,454
#Dillard's, Inc., Class A 753 261,035
Domino's Pizza, Inc. 871 427,112
*DoorDash, Inc., Class A 6,058 1,168,528
*Dorman Products, Inc. 1,562 176,975
*DraftKings, Inc. 1,141 37,984
#*Dream Finders Homes, Inc.,
Class A 1,215 27,532
*Duolingo, Inc. 411 160,076
eBay, Inc. 29,150 1,986,864
*El Pollo Loco Holdings, Inc. 8 75
Escalade, Inc. 12 182
Ethan Allen Interiors, Inc. 12 341
#*Etsy, Inc. 6,816 296,360
Expedia Group, Inc. 9,468 1,485,813
#*Figs, Inc., Class A 5,938 23,930
*First Watch Restaurant Group,
Inc. 1,174 20,733
*Five Below, Inc. 3,525 267,512
Flanigan's Enterprises, Inc. 404 9,898
Flexsteel Industries, Inc. 21 701
*Floor & Decor Holdings, Inc.,
Class A 3,808 272,044
*Flutter Entertainment PLC 3,166 762,974
*Foot Locker, Inc. 5,841 71,669
Ford Motor Co. 193,929 1,941,229
*Frontdoor, Inc. 6,915 284,276
*Funko, Inc., Class A 1,943 7,791
#*GameStop Corp., Class A 23,355 650,670
Gap, Inc. (The) 31,294 685,339
Garmin, Ltd. 6,369 1,190,175
#Garrett Motion, Inc. 9,296 85,709
General Motors Co. 66,885 3,025,877
Gentex Corp. 6,345 138,194
Genuine Parts Co. 7,020 825,201
*G-III Apparel Group, Ltd. 2,964 74,752
#*Global Business Travel Group I 3,904 26,196
*Good Times Restaurants, Inc. 1,533 2,989
Graham Holdings Co., Class B 126 115,926
*Grand Canyon Education, Inc. 979 174,624
*Green Brick Partners, Inc. 2,650 156,324
Group 1 Automotive, Inc. 1,139 459,735
H&R Block, Inc. 5,521 333,303
#Hamilton Beach Brands Holding
Co., Class A 8 158
*Hanesbrands, Inc. 25,681 117,876
Harley-Davidson, Inc. 2,549 57,149
Hasbro, Inc. 17,047 1,055,209
Home Depot, Inc. (The) 32,918 11,866,610
Hooker Furnishings Corp. 4 38
*Hovnanian Enterprises, Inc.,
Class A 440 42,592
Installed Building Products, Inc. 965 160,026
J Jill, Inc. 662 10,076
JAKKS Pacific, Inc. 1,031 19,888
KB Home 5,090 275,013
Kontoor Brands, Inc. 3,504 210,766
*Lands' End, Inc. 2,320 20,602
*Landsea Homes Corp. 3,290 20,069

6
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Las Vegas Sands Corp. 11,037 $ 404,727
#*Latham Group, Inc. 8,836 48,289
*Laureate Education, Inc. 6,895 138,383
La-Z-Boy, Inc. 2,426 95,827
#LCI Industries 1,812 139,669
Lear Corp. 3,190 273,542
*Legacy Housing Corp. 1,843 44,831
#Lennar Corp., Class A 9,762 1,060,251
Lennar Corp., Class B 870 89,932
Levi Strauss & Co., Class A 7,188 115,080
*LGI Homes, Inc. 1,699 92,782
*Light & Wonder, Inc. 2,763 235,905
*Lincoln Educational Services
Corp. 2,177 36,791
Lithia Motors, Inc. 3,059 895,553
LKQ Corp. 12,368 472,581
#*Lovesac Co. (The) 1,661 32,306
Lowe's Cos., Inc. 14,279 3,192,213
#*Lucid Group, Inc. 33,216 83,372
*Lululemon Athletica, Inc. 7,060 1,911,636
Macy's, Inc. 26,550 303,201
*Malibu Boats, Inc., Class A 2,421 69,144
Marine Products Corp. 2,020 16,968
*MasterCraft Boat Holdings, Inc. 895 14,714
*Mattel, Inc. 18,639 296,174
McDonald's Corp. 17,540 5,606,661
#*MGM Resorts International 9,695 305,005
*Mister Car Wash, Inc. 14,812 101,610
#*Mobileye Global, Inc., Class A 6,355 92,656
*Motorcar Parts of America, Inc. 1,422 12,670
Newell Brands, Inc. 34,451 164,676
NIKE, Inc., Class B 36,134 2,037,958
#Nordstrom, Inc. 14,298 345,154
*NVR, Inc. 239 1,703,054
*Ollie's Bargain Outlet Holdings,
Inc. 3,494 370,748
OneSpaWorld Holdings, Ltd. 2,508 41,884
*O'Reilly Automotive, Inc. 593 839,214
#Oxford Industries, Inc. 763 37,082
#Patrick Industries, Inc. 364 28,021
Penske Automotive Group, Inc. 4,312 671,249
*Petco Health & Wellness Co.,
Inc. 11,778 34,745
#*PetMed Express, Inc. 2,875 9,718
Phinia, Inc. 326 13,089
*Planet Fitness, Inc., Class A 2,225 210,463
*PlayAGS, Inc. 2,564 31,076
#Polaris, Inc. 3,109 105,582
Pool Corp. 2,559 750,145
*Potbelly Corp. 4,500 36,450
PulteGroup, Inc. 11,066 1,135,150
PVH Corp. 4,051 279,438
#*QuantumScape Corp. 16,335 63,870
Ralph Lauren Corp. 2,917 656,179
*Rave Restaurant Group, Inc. 2,684 6,603
#*Revolve Group, Inc. 2,505 49,799
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Rivian Automotive, Inc., Class A 29,944 $ 409,035
Rocky Brands, Inc. 346 7,401
Ross Stores, Inc. 14,811 2,058,729
*Sabre Corp. 33,635 79,715
*Sally Beauty Holdings, Inc. 9,579 77,973
Service Corp. International 3,768 301,063
*SharkNinja, Inc. 11,555 930,178
Shoe Carnival, Inc. 1,753 30,467
Signet Jewelers, Ltd. 2,686 159,280
*Skechers USA, Inc., Class A 9,161 439,911
*Soho House & Co., Inc. 1,144 6,875
#Somnigroup International, Inc. 7,624 465,521
Sonic Automotive, Inc., Class A 2,068 125,569
*Sonos, Inc. 10,877 100,177
Starbucks Corp. 12,348 988,457
Steven Madden, Ltd. 6,374 133,854
*Stitch Fix, Inc., Class A 10,938 35,767
Strategic Education, Inc. 757 61,756
*Strattec Security Corp. 900 29,988
#*Stride, Inc. 1,311 186,490
Superior Group of Cos., Inc. 8 83
#*Sweetgreen, Inc., Class A 4,092 79,712
*Sypris Solutions, Inc. 3,185 5,192
Tapestry, Inc. 15,760 1,113,444
*Taylor Morrison Home Corp. 12,106 694,279
*Tesla, Inc. 39,105 11,033,867
Texas Roadhouse, Inc. 42 6,970
#Thor Industries, Inc. 3,735 270,489
*Tile Shop Holdings, Inc. 2,500 14,175
TJX Cos., Inc. (The) 35,965 4,627,976
Toll Brothers, Inc. 7,000 706,090
*TopBuild Corp. 1,227 362,898
#Tractor Supply Co. 16,502 835,331
Travel + Leisure Co. 2,250 98,843
*Tri Pointe Homes, Inc. 10,658 327,734
*Udemy, Inc. 795 5,462
*Ulta Beauty, Inc. 2,331 922,237
#*Under Armour, Inc., Class A 15,597 89,215
*Under Armour, Inc., Class C 16,301 88,677
#*United Parks & Resorts, Inc. 1,416 61,808
*Universal Technical Institute, Inc. 3,787 106,263
Upbound Group, Inc. 4,993 99,361
*Urban Outfitters, Inc. 5,830 307,707
*Valvoline, Inc. 6,378 218,510
#VF Corp. 23,689 281,425
*Victoria's Secret & Co. 7,407 139,252
*Vince Holding Corp. 1,613 2,758
*Visteon Corp. 251 19,877
*Warby Parker, Inc., Class A 7,395 122,091
#Wendy's Co. (The) 3,308 41,350
Weyco Group, Inc. 403 12,050
#Whirlpool Corp. 4,715 359,660
Williams-Sonoma, Inc. 9,482 1,464,685
Winmark Corp. 248 89,282
Wolverine World Wide, Inc. 1,862 24,299
Wynn Resorts, Ltd. 610 48,989
*YETI Holdings, Inc. 11,195 319,617
Yum! Brands, Inc. 7,216 1,085,575

7
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Zumiez, Inc. 1,108 $ 12,964
TOTAL CONSUMER
DISCRETIONARY 148,659,415
CONSUMER STAPLES — (5.2%)
Albertsons Cos., Inc., Class A 36,064 792,687
Andersons, Inc. (The) 1,529 57,659
*BellRing Brands, Inc. 10,422 803,953
*BJ's Wholesale Club Holdings,
Inc. 10,635 1,250,251
*Boston Beer Co., Inc. (The),
Class A 320 78,656
Brown-Forman Corp., Class A 2,440 84,448
#Brown-Forman Corp., Class B 10,851 378,049
Bunge Global SA 629 49,515
Calavo Growers, Inc. 1,445 39,911
Casey's General Stores, Inc. 2,838 1,312,830
*Celsius Holdings, Inc. 7,129 249,230
*Central Garden & Pet Co. 4 134
*Central Garden & Pet Co., Class
A 11 325
*Chefs' Warehouse, Inc. (The) 2,316 131,942
Church & Dwight Co., Inc. 7,962 790,945
Clorox Co. (The) 5,682 808,549
Coca-Cola Co. (The) 111,862 8,115,588
Coca-Cola Consolidated, Inc. 291 394,541
#*Coffee Holding Co., Inc. 3,071 10,595
Colgate-Palmolive Co. 20,496 1,889,526
Conagra Brands, Inc. 3,572 88,264
Constellation Brands, Inc., Class
A 5,510 1,033,345
Costco Wholesale Corp. 2,819 2,803,495
*Coty, Inc., Class A 46,337 234,002
Dollar General Corp. 2,233 209,210
*Dollar Tree, Inc. 7,499 613,193
Edgewell Personal Care Co. 2,424 74,053
#*elf Beauty, Inc. 3,102 191,921
Energizer Holdings, Inc. 4,118 111,351
Estee Lauder Cos., Inc. (The) 14,079 844,177
*FitLife Brands, Inc. 780 11,778
Flowers Foods, Inc. 5,407 95,109
#*Freshpet, Inc. 2,555 187,895
#General Mills, Inc. 24,204 1,373,335
*Grocery Outlet Holding Corp. 6,400 107,456
*Herbalife, Ltd. 2,500 18,000
*HF Foods Group, Inc. 3,200 12,000
*Honest Co., Inc. (The) 10,839 51,919
Ingles Markets, Inc., Class A 640 39,482
Interparfums, Inc. 3,694 403,385
J&J Snack Foods Corp. 11 1,425
J.M. Smucker Co. (The) 5,461 634,950
John B. Sanfilippo & Son, Inc. 652 43,208
Kellanova 1,290 106,773
Kenvue, Inc. 93,700 2,211,320
Keurig Dr Pepper, Inc. 46,657 1,613,866
Kraft Heinz Co. (The) 36,699 1,067,941
#Kroger Co. (The) 51,924 3,749,432
*Laird Superfood, Inc. 2,606 15,245
Lancaster Colony Corp. 844 137,386
Shares Value†
CONSUMER STAPLES — (Continued)
#Lifevantage Corp. 1,494 $ 18,481
*Lifeway Foods, Inc. 1,880 44,518
Limoneira Co. 628 9,439
*Mama's Creations, Inc. 2,731 18,025
*Mannatech, Inc. 350 3,612
*Maplebear, Inc. 16,420 654,994
McCormick & Co., Inc. 10,888 834,674
McCormick & Co., Inc. 4 307
*Mission Produce, Inc. 6,698 70,162
*Monster Beverage Corp. 49,619 2,983,094
National Beverage Corp. 2,471 109,712
*Natural Alternatives International,
Inc. 126 378
Natural Grocers by Vitamin
Cottage, Inc. 2,009 100,771
Natural Health Trends Corp. 249 1,235
*Nature's Sunshine Products, Inc. 1,930 23,778
Oil-Dri Corp. of America 1,098 46,215
PepsiCo, Inc. 24,813 3,364,146
PriceSmart, Inc. 2,530 256,770
Primo Brands Corp. 5,992 195,759
Procter & Gamble Co. (The) 45,135 7,337,597
*Seneca Foods Corp., Class B 117 10,531
*Simply Good Foods Co. (The) 12,917 466,433
SpartanNash Co. 1,579 31,327
Spectrum Brands Holdings, Inc. 2,177 137,369
*Sprouts Farmers Market, Inc. 5,831 997,101
Sysco Corp. 27,144 1,938,082
Target Corp. 25,252 2,441,868
The Campbell's Company 1,810 65,993
#Tootsie Roll Industries, Inc. 8 256
*United Natural Foods, Inc. 5,014 133,924
United-Guardian, Inc. 205 1,621
*US Foods Holding Corp. 17,717 1,163,298
Utz Brands, Inc. 3,039 40,388
Village Super Market, Inc., Class
A 4 147
*Vita Coco Co., Inc. (The) 2,537 83,848
*Vital Farms, Inc. 3,149 107,822
Walmart, Inc. 97,515 9,483,334
Weis Markets, Inc. 2,241 192,704
#WK Kellogg Co. 799 14,326
*Zevia PBC, Class A 327 739
TOTAL CONSUMER STAPLES 68,709,028
ENERGY — (1.5%)
Archrock, Inc. 18,657 438,999
Aris Water Solutions, Inc., Class
A 800 19,968
Baker Hughes Co. 66,307 2,347,268
*Bristow Group, Inc. 2,386 69,289
Cactus, Inc., Class A 2,354 89,311
#*Centrus Energy Corp., Class A 1,209 83,772
ChampionX Corp. 18,977 457,915
Cheniere Energy, Inc. 644 148,835
*Clean Energy Fuels Corp. 11,657 16,903
Delek US Holdings, Inc. 3,128 40,727
*Drilling Tools International Corp. 5,778 11,672
Energy Services of America Corp. 8 68

8
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
ENERGY — (Continued)
*Expro Group Holdings NV 2,876 $ 23,785
*Forum Energy Technologies, Inc. 1,165 17,067
*Geospace Technologies Corp. 805 5,184
*Gulf Island Fabrication, Inc. 3,500 25,025
Halliburton Co. 28,172 558,369
*Helix Energy Solutions Group,
Inc. 6,319 38,483
*Innovex International, Inc. 314 4,741
Kodiak Gas Services, Inc. 9,706 330,101
Marathon Petroleum Corp. 14,860 2,041,913
*MIND Technology, Inc. 1,675 11,239
*National Energy Services
Reunited Corp. 1,490 9,283
*Natural Gas Services Group, Inc. 1,335 23,990
*NCS Multistage Holdings, Inc. 503 14,844
NOV, Inc. 36,697 426,052
*NPK International, Inc. 9,422 54,459
*Oceaneering International, Inc. 10,902 193,510
ONEOK, Inc. 5,326 437,584
Patterson-UTI Energy, Inc. 7,701 43,434
Phillips 66 12,974 1,350,074
#*ProFrac Holding Corp., Class A 2,942 12,209
*ProPetro Holding Corp. 18,820 93,724
*REX American Resources Corp. 2,110 83,809
#RPC, Inc. 8,825 41,742
Schlumberger NV 85,645 2,847,696
Select Water Solutions, Inc. 7,453 63,500
Solaris Energy Infrastructure, Inc. 5,362 113,353
#*Stabilis Solutions, Inc. 516 3,003
TechnipFMC PLC 51,810 1,459,488
*TETRA Technologies, Inc. 11,259 32,088
#Texas Pacific Land Corp. 1,416 1,825,040
*Uranium Energy Corp. 34,840 182,910
Valero Energy Corp. 21,655 2,513,929
Weatherford International PLC 4,766 197,312
World Kinect Corp. 9,683 242,946
TOTAL ENERGY 19,046,613
FINANCIALS — (18.3%)
1st Source Corp. 1,416 84,889
Acadian Asset Management, Inc. 1,798 48,438
ACNB Corp. 384 16,093
Affiliated Managers Group, Inc. 3,831 634,529
Affinity Bancshares, Inc. 4 73
*Affirm Holdings, Inc. 12,012 597,717
Aflac, Inc. 24,123 2,621,688
Alerus Financial Corp. 740 14,711
Allstate Corp. (The) 10,609 2,104,720
Ally Financial, Inc. 22,447 733,119
Amalgamated Financial Corp. 4,106 115,625
Amerant Bancorp, Inc. 1,692 28,493
American Coastal Insurance
Corp. 1,985 22,689
American Express Co. 21,449 5,714,228
American Financial Group, Inc. 5,794 733,868
American International Group,
Inc. 36,017 2,936,106
Ameriprise Financial, Inc. 5,787 2,725,793
Ameris Bancorp 6,158 360,859
Shares Value†
FINANCIALS — (Continued)
AMERISAFE, Inc. 978 $ 45,467
AmeriServ Financial, Inc. 1,301 3,135
Ames National Corp. 280 4,861
Aon PLC, Class A 4,238 1,503,600
#Apollo Global Management, Inc. 12,365 1,687,575
Arch Capital Group, Ltd. 26,847 2,434,486
#Ares Management Corp., Class
A 3,515 536,143
Arrow Financial Corp. 582 14,276
Arthur J. Gallagher & Co. 3,443 1,104,136
#Artisan Partners Asset
Management, Inc., Class A 4,764 176,173
Associated Banc-Corp. 5,046 111,315
Assurant, Inc. 3,855 743,013
Assured Guaranty, Ltd. 3,855 338,199
Atlantic Union Bankshares Corp. 7,098 196,615
*Atlanticus Holdings Corp. 1,165 63,865
*AvidXchange Holdings, Inc. 4,529 36,821
Axis Capital Holdings, Ltd. 8,958 862,835
*Axos Financial, Inc. 4,052 257,221
*Baldwin Insurance Group, Inc.
(The) 1,311 54,564
Banc of California, Inc. 3,558 47,962
BancFirst Corp. 1,168 137,614
*Bancorp, Inc. (The) 3,491 168,650
Bank First Corp. 161 17,578
Bank of America Corp. 130,322 5,197,241
Bank of Hawaii Corp. 1,911 126,336
Bank of Marin Bancorp 1,434 29,426
Bank of New York Mellon Corp.
(The) 21,147 1,700,430
Bank of NT Butterfield & Son, Ltd.
(The) 3,988 160,238
Bank of the James Financial
Group, Inc. 1,312 17,738
Bank OZK 5,684 242,138
Bank7 Corp. 4 146
BankUnited, Inc. 2,205 72,126
Bankwell Financial Group, Inc. 431 14,615
Banner Corp. 1,933 118,184
Bar Harbor Bankshares 608 18,021
BayCom Corp. 702 18,259
BCB Bancorp, Inc. 1,278 10,505
Berkshire Hills Bancorp, Inc. 4,134 102,647
BGC Group, Inc., Class A 16,780 152,027
Blackrock, Inc. 2,906 2,656,840
Blackstone, Inc. 12,907 1,699,981
*Block, Inc. 33,438 1,955,120
*Blue Foundry Bancorp 1,456 13,599
*Blue Ridge Bankshares, Inc. 4,172 14,310
BOK Financial Corp. 4,476 417,029
Bread Financial Holdings, Inc. 3,412 161,899
#Bridge Investment Group
Holdings, Inc., Class A 4,307 41,304
*Bridgewater Bancshares, Inc. 1,697 26,117
*Brighthouse Financial, Inc. 7,647 445,208
*Broadway Financial Co. 1,646 10,699
Brookline Bancorp, Inc. 4,258 44,454
Brown & Brown, Inc. 4,941 546,475

9
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Burke & Herbert Financial
Services Corp. 261 $ 14,592
Business First Bancshares, Inc. 1,429 32,938
*BV Financial, Inc. 1,037 15,918
Byline Bancorp, Inc. 1,981 50,595
C&F Financial Corp. 240 15,545
Cadence Bank 11,371 332,715
*California Bancorp 6 84
Camden National Corp. 476 18,336
Capital Bancorp, Inc. 4 126
Capital City Bank Group, Inc. 600 21,924
Capital One Financial Corp. 9,925 1,789,080
Capitol Federal Financial, Inc. 8,171 46,330
Carlyle Group, Inc. (The) 22,052 852,089
*Carter Bankshares, Inc. 1,073 16,428
Cass Information Systems, Inc. 539 21,959
Cathay General Bancorp 3,859 160,882
CB Financial Services, Inc. 426 12,218
Cboe Global Markets, Inc. 3,600 798,480
CF Bankshares, Inc. 4 92
Charles Schwab Corp. (The) 34,676 2,822,626
Chemung Financial Corp. 377 16,716
ChoiceOne Financial Services,
Inc. 828 23,540
Chubb, Ltd. 10,846 3,102,824
Cincinnati Financial Corp. 5,291 736,560
Citigroup, Inc. 42,212 2,886,457
Citizens & Northern Corp. 814 15,669
Citizens Community Bancorp, Inc. 4 59
Citizens Financial Group, Inc. 24,584 906,904
Citizens Financial Services, Inc. 53 2,885
#*Citizens, Inc. 24 97
City Holding Co. 1,177 136,379
Civista Bancshares, Inc. 920 20,709
CME Group, Inc. 5,716 1,583,789
CNB Financial Corp. 587 12,885
CNO Financial Group, Inc. 3,464 131,424
*Coastal Financial Corp. 577 47,401
#Cohen & Steers, Inc. 3,306 252,314
*Coinbase Global, Inc., Class A 4,490 910,976
Colony Bankcorp, Inc. 794 12,323
#*Columbia Financial, Inc. 3,177 42,794
Comerica, Inc. 4,884 262,515
Commerce Bancshares, Inc. 7,557 459,012
Community Financial System, Inc. 4,440 242,380
Community Trust Bancorp, Inc. 713 34,908
Community West Bancshares 1,325 23,187
ConnectOne Bancorp, Inc. 1,716 38,661
*Consumer Portfolio Services,
Inc. 4 37
Corebridge Financial, Inc. 54,566 1,616,791
*Corpay, Inc. 45 14,642
Crawford & Co., Class A 1,947 21,651
Crawford & Co., Class B 8 85
#*Credit Acceptance Corp. 606 295,377
Cullen/Frost Bankers, Inc. 1,871 217,915
*Customers Bancorp, Inc. 2,443 122,150
CVB Financial Corp. 5,682 105,344
Shares Value†
FINANCIALS — (Continued)
*Dave, Inc. 983 $ 93,208
Diamond Hill Investment Group,
Inc. 262 33,007
Dime Community Bancshares,
Inc. 1,876 48,194
Discover Financial Services 12,211 2,230,583
Donegal Group, Inc., Class A 1,258 24,342
*Donnelley Financial Solutions,
Inc. 2,248 108,354
Eagle Bancorp Montana, Inc. 1,062 18,479
Eagle Bancorp, Inc. 1,404 25,202
East West Bancorp, Inc. 5,229 447,341
Eastern Bankshares, Inc. 11,204 167,164
*eHealth, Inc. 8 44
Employers Holdings, Inc. 3,511 170,599
Enact Holdings, Inc. 7,758 277,659
*Encore Capital Group, Inc. 1,800 61,920
*Enova International, Inc. 1,962 180,092
*Enstar Group, Ltd. 983 328,725
Enterprise Bancorp, Inc. 500 18,600
Enterprise Financial Services
Corp. 2,246 116,837
Equitable Holdings, Inc. 19,910 984,549
Equity Bancshares, Inc., Class A 800 30,792
#Erie Indemnity Co., Class A 2,100 753,102
Esquire Financial Holdings, Inc. 334 27,695
Essent Group, Ltd. 15,585 887,254
*Euronet Worldwide, Inc. 1,631 161,632
Evans Bancorp, Inc. 425 16,341
Evercore, Inc. 2,187 448,969
Everest Group, Ltd. 4,580 1,643,441
EVERTEC, Inc. 980 33,261
#*EZCORP, Inc., Class A 3,513 57,508
F&G Annuities & Life, Inc. 965 33,592
FactSet Research Systems, Inc. 1,467 634,067
Farmers & Merchants Bancorp,
Inc. 569 14,891
Farmers National Banc Corp. 2,113 27,554
FB Financial Corp. 2,430 103,421
Federal Agricultural Mortgage
Corp., Class A 91 11,862
Federal Agricultural Mortgage
Corp., Class C 1,038 181,993
Federated Hermes, Inc. 6,686 271,518
Fidelis Insurance Holdings, Ltd. 6,530 106,765
Fidelity National Financial, Inc. 25,658 1,643,395
Fidelity National Information
Services, Inc. 21,038 1,659,477
Fifth Third Bancorp 12,866 462,404
#*Finance Of America Cos., Inc.,
Class A 636 13,280
Financial Institutions, Inc. 1,200 30,468
Finward Bancorp 552 16,924
*Finwise Bancorp 1,164 17,600
First American Financial Corp. 7,769 472,433
First Bancorp 10,902 214,115
First Bancorp 1,920 77,683
First Bancorp, Inc. (The) 625 15,269
First Bank 934 13,431

10
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Busey Corp. 4,813 $ 100,062
First Business Financial Services,
Inc. 300 14,442
First Capital, Inc. 209 9,428
First Citizens BancShares, Inc.,
Class A 345 613,803
First Commonwealth Financial
Corp. 6,529 100,024
First Community Bankshares, Inc. 808 30,445
First Financial Bancorp 3,882 89,868
First Financial Bankshares, Inc. 5,151 172,610
First Financial Corp. 636 31,418
*First Foundation, Inc. 2,500 12,550
First Hawaiian, Inc. 7,880 180,137
First Horizon Corp. 17,045 308,174
First Interstate BancSystem, Inc.,
Class A 6,006 157,327
First Merchants Corp. 4,434 158,028
First Mid Bancshares, Inc. 1,283 42,891
First National Corp. 617 12,031
First Northwest Bancorp 304 3,131
First of Long Island Corp. (The) 912 10,506
First Savings Financial Group,
Inc. 511 13,613
First United Corp. 414 12,325
First US Bancshares, Inc. 614 7,675
*First Western Financial, Inc. 548 11,557
FirstCash Holdings, Inc. 3,224 431,887
*Firstsun Capital Bancorp 2,160 75,578
*Fiserv, Inc. 6,146 1,134,367
Five Star Bancorp 539 14,920
#Flagstar Financial, Inc. 12,935 151,469
Flushing Financial Corp. 1,612 19,296
FNB Corp. 18,753 245,477
#Franklin Resources, Inc. 26,291 493,219
FS Bancorp, Inc. 420 16,422
Fulton Financial Corp. 12,282 204,864
*FVCBankcorp, Inc. 109 1,245
#GCM Grosvenor, Inc., Class A 1,673 20,979
*Genworth Financial, Inc. 53,901 369,761
German American Bancorp, Inc. 2,275 86,245
Glacier Bancorp, Inc. 4,470 182,197
Glen Burnie Bancorp 106 556
Global Payments, Inc. 4,225 322,410
Globe Life, Inc. 7,567 933,314
Goldman Sachs Group, Inc. (The) 9,566 5,237,863
Goosehead Insurance, Inc., Class
A 357 34,704
Great Southern Bancorp, Inc. 504 27,720
*Green Dot Corp., Class A 2,879 24,097
*Greenlight Capital Re, Ltd.,
Class A 3,824 50,152
Guaranty Bancshares, Inc. 410 16,179
Guild Holdings Co., Class A 838 10,860
*Hagerty, Inc., Class A 1,173 10,334
#Hamilton Lane, Inc., Class A 2,177 336,325
Hancock Whitney Corp. 2,881 150,071
Hanmi Financial Corp. 762 17,427
Hanover Bancorp, Inc. 411 9,531
Shares Value†
FINANCIALS — (Continued)
Hanover Insurance Group, Inc.
(The) 4,690 $ 779,009
HarborOne Bancorp, Inc. 1,388 15,712
Hartford Insurance Group, Inc.
(The) 23,098 2,833,432
HBT Financial, Inc. 1,590 36,848
HCI Group, Inc. 770 112,651
Heritage Commerce Corp. 3,000 27,120
Heritage Financial Corp. 3,400 77,588
*Heritage Insurance Holdings, Inc. 3,414 64,525
*Hippo Holdings, Inc. 1,569 36,275
Home Bancorp, Inc. 298 15,001
Home BancShares, Inc. 11,368 315,462
Home Federal Bancorp, Inc. of
Louisiana 810 10,441
*HomeStreet, Inc. 1,659 18,846
HomeTrust Bancshares, Inc. 792 27,039
Hope Bancorp, Inc. 15,407 153,608
Horace Mann Educators Corp. 6,538 271,589
Horizon Bancorp, Inc. 1,920 28,186
Houlihan Lokey, Inc. 2,803 454,310
Huntington Bancshares, Inc. 4,475 65,022
IF Bancorp, Inc. 400 9,524
Independent Bank Corp. 522 15,900
Independent Bank Corp. 1,738 102,698
Interactive Brokers Group, Inc. 2,003 344,216
Intercontinental Exchange, Inc. 4,553 764,767
International Bancshares Corp. 4,427 270,224
Invesco, Ltd. 46,541 648,316
Investar Holding Corp. 685 13,104
Investors Title Co. 79 18,264
Jack Henry & Associates, Inc. 788 136,663
Jackson Financial, Inc., Class A 6,295 490,443
Janus Henderson Group PLC 13,965 463,778
Jefferies Financial Group, Inc. 10,705 500,245
JPMorgan Chase & Co. 82,295 20,131,003
Kearny Financial Corp. 3,897 24,395
Kemper Corp. 7,650 452,268
*Kentucky First Federal Bancorp 3,047 7,465
KeyCorp 57,344 850,985
*Kingstone Cos., Inc. 2,889 49,113
Kinsale Capital Group, Inc. 1,699 739,507
KKR & Co., Inc. 13,824 1,579,668
Lake Shore Bancorp, Inc. 8 118
Lakeland Financial Corp. 1,666 92,746
Landmark Bancorp, Inc. 219 6,178
#Lazard, Inc. 5,986 232,855
#*Lemonade, Inc. 176 5,143
*LendingClub Corp. 11,387 111,251
*LendingTree, Inc. 468 24,144
Lincoln National Corp. 22,861 728,580
Live Oak Bancshares, Inc. 2,311 60,410
LPL Financial Holdings, Inc. 5,896 1,885,482
M&T Bank Corp. 4,734 803,644
Magyar Bancorp, Inc. 105 1,447
MainStreet Bancshares, Inc. 585 11,185
*Markel Group, Inc. 96 174,586
MarketAxess Holdings, Inc. 2,388 529,157

11
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Marqeta, Inc., Class A 9,490 $ 39,668
Marsh & McLennan Cos., Inc. 9,974 2,248,838
Mastercard, Inc., Class A 23,044 12,629,495
Mercantile Bank Corp. 682 28,855
Merchants Bancorp 4,860 146,189
Mercury General Corp. 5,344 296,164
Meridian Corp. 1,098 14,823
MetLife, Inc. 60,141 4,532,827
Metrocity Bankshares, Inc. 1,337 36,861
*Metropolitan Bank Holding Corp. 602 37,282
MGIC Investment Corp. 18,003 448,455
Mid Penn Bancorp, Inc. 539 15,658
Middlefield Banc Corp. 169 4,382
Midland States Bancorp, Inc. 1,012 16,475
MidWestOne Financial Group,
Inc. 487 13,509
Moelis & Co., Class A 3,894 208,641
Moody's Corp. 4,538 2,056,259
Morgan Stanley 36,803 4,247,802
Morningstar, Inc. 2,501 712,085
MSCI, Inc. 3,825 2,085,046
MVB Financial Corp. 504 8,598
Nasdaq, Inc., ADR 20,460 1,559,257
National Bank Holdings Corp.,
Class A 2,174 78,612
National Bankshares, Inc. 318 8,195
Navient Corp. 8,851 109,575
NBT Bancorp, Inc. 3,333 141,119
*NCR Atleos Corp. 3,379 94,342
Nelnet, Inc., Class A 662 70,232
*NerdWallet, Inc., Class A 7,534 67,505
*NI Holdings, Inc. 720 9,000
Nicolet Bankshares, Inc. 810 94,616
*NMI Holdings, Inc. 11,522 416,751
Northeast Bank 263 21,782
Northeast Community Bancorp,
Inc. 8 182
Northern Trust Corp. 10,995 1,033,310
Northfield Bancorp, Inc. 2,424 25,573
Northrim Bancorp, Inc. 287 23,043
Northwest Bancshares, Inc. 7,712 95,243
Norwood Financial Corp. 542 13,555
OceanFirst Financial Corp. 4,020 66,571
OFG Bancorp 3,202 125,999
Ohio Valley Banc Corp. 4 144
Old National Bancorp 21,262 437,785
Old Point Financial Corp. 10 388
Old Republic International Corp. 15,792 593,779
Old Second Bancorp, Inc. 1,295 20,448
OneMain Holdings, Inc. 10,690 503,178
*Onity Group, Inc. 4 150
OP Bancorp 202 2,594
*Open Lending Corp. 5,919 7,340
*Oportun Financial Corp. 2,843 14,556
Oppenheimer Holdings, Inc.,
Class A 620 36,586
#OppFi, Inc. 1,115 10,425
*OptimumBank Holdings, Inc. 2,960 12,817
Shares Value†
FINANCIALS — (Continued)
Orange County Bancorp, Inc. 214 $ 5,078
Origin Bancorp, Inc. 1,701 54,500
Orrstown Financial Services, Inc. 694 20,799
#*Oscar Health, Inc., Class A 12,758 165,982
*Oxbridge Re Holdings, Ltd. 2,067 2,811
Pacific Premier Bancorp, Inc. 5,738 116,711
*Palomar Holdings, Inc. 2,285 331,371
Park National Corp. 621 93,212
Parke Bancorp, Inc. 795 14,986
Pathfinder Bancorp, Inc. 214 2,934
Pathward Financial, Inc. 2,266 179,852
*PayPal Holdings, Inc. 35,058 2,308,219
#*Paysafe, Ltd. 2,295 34,953
*Paysign, Inc. 8 19
*PB Bankshares, Inc. 698 10,952
PCB Bancorp 600 11,766
Peapack-Gladstone Financial
Corp. 808 22,365
Penns Woods Bancorp, Inc. 575 16,807
PennyMac Financial Services,
Inc. 4,203 409,540
Peoples Bancorp of North
Carolina, Inc. 810 22,372
Peoples Bancorp, Inc. 1,582 45,894
Peoples Financial Services Corp. 389 16,813
Pinnacle Financial Partners, Inc. 2,468 247,392
*Pioneer Bancorp, Inc. 968 10,861
Piper Sandler Cos. 966 232,922
#PJT Partners, Inc., Class A 591 83,751
Plumas Bancorp 264 11,640
PNC Financial Services Group,
Inc. (The) 4,282 688,075
*Ponce Financial Group, Inc. 4 51
Popular, Inc. 3,555 339,218
*PRA Group, Inc. 2,767 50,636
Preferred Bank 993 79,301
Primerica, Inc. 2,991 783,851
Primis Financial Corp. 1,105 9,105
Princeton Bancorp, Inc. 399 12,162
Principal Financial Group, Inc. 14,527 1,077,177
*Priority Technology Holdings,
Inc. 413 2,998
*ProAssurance Corp. 3,813 88,500
PROG Holdings, Inc. 6,326 166,753
Progressive Corp. (The) 18,209 5,130,204
Prosperity Bancshares, Inc. 4,382 297,538
*Provident Bancorp, Inc. 1,197 13,287
Provident Financial Holdings, Inc. 846 12,698
Provident Financial Services, Inc. 6,456 105,685
Prudential Financial, Inc. 27,517 2,826,271
QCR Holdings, Inc. 709 46,050
Radian Group, Inc. 5,276 168,515
Raymond James Financial, Inc. 6,922 948,591
RBB Bancorp 714 11,124
Red River Bancshares, Inc. 313 16,495
Regional Management Corp. 1,300 42,809
Regions Financial Corp. 13,882 283,332
Reinsurance Group of America,
Inc. 7,105 1,330,838

12
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Remitly Global, Inc. 1,998 $ 40,400
RenaissanceRe Holdings, Ltd. 6,515 1,576,174
#Renasant Corp. 6,497 208,359
*Repay Holdings Corp. 1,495 5,980
Republic Bancorp, Inc., Class A 938 63,643
*Rhinebeck Bancorp, Inc. 1 11
Richmond Mutual Bancorp, Inc. 4 56
Riverview Bancorp, Inc. 1,843 11,648
RLI Corp. 10,298 762,155
*Robinhood Markets, Inc., Class
A 61,279 3,009,412
#Rocket Cos., Inc., Class A 12 155
S&P Global, Inc. 5,668 2,834,283
S&T Bancorp, Inc. 2,731 99,518
Safety Insurance Group, Inc. 1,965 150,322
SB Financial Group, Inc. 539 10,478
Seacoast Banking Corp. of
Florida 1,946 46,140
*Security National Financial
Corp., Class A 1,834 18,780
SEI Investments Co. 7,313 572,535
Selective Insurance Group, Inc. 5,397 470,780
*Selectquote, Inc. 15,217 48,238
ServisFirst Bancshares, Inc. 1,533 109,180
#*Shift4 Payments, Inc., Class A 1,022 83,600
Shore Bancshares, Inc. 1,531 21,174
Sierra Bancorp 1,100 29,106
Silvercrest Asset Management
Group, Inc., Class A 20 306
Simmons First National Corp.,
Class A 6,397 119,368
*SiriusPoint, Ltd. 15,223 255,746
*Skyward Specialty Insurance
Group, Inc. 4,834 256,637
SLM Corp. 26,972 779,761
SmartFinancial, Inc. 513 15,605
#*SoFi Technologies, Inc. 37,185 465,184
Sound Financial Bancorp, Inc. 211 10,712
South Plains Financial, Inc. 425 14,327
*Southern First Bancshares, Inc. 356 12,642
Southern Missouri Bancorp, Inc. 545 28,694
Southern States Bancshares, Inc. 871 29,100
Southside Bancshares, Inc. 55 1,550
SouthState Corp. 4,892 424,528
SR Bancorp, Inc. 844 11,073
State Street Corp. 8,617 759,158
Stellar Bancorp, Inc. 1,786 44,579
StepStone Group, Inc., Class A 1,365 68,264
*Sterling Bancorp, Inc. 1,366 6,611
Stewart Information Services
Corp. 2,393 156,694
Stifel Financial Corp. 6,230 533,849
#Stock Yards Bancorp, Inc. 2,779 202,283
*StoneX Group, Inc. 4,380 387,915
Summit State Bank 557 5,035
SWK Holdings Corp. 4 56
Synchrony Financial 25,143 1,306,179
Synovus Financial Corp. 1,043 45,183
T. Rowe Price Group, Inc. 6,128 542,634
Shares Value†
FINANCIALS — (Continued)
*Texas Capital Bancshares, Inc. 2,257 $ 153,815
TFS Financial Corp. 5,372 69,621
*Third Coast Bancshares, Inc. 519 15,466
Timberland Bancorp, Inc. 411 12,634
Tiptree, Inc. 1,960 43,728
*Toast, Inc., Class A 12,630 449,375
Tompkins Financial Corp. 896 53,402
Towne Bank 2,642 87,054
Tradeweb Markets, Inc., Class A 2,486 343,814
Travelers Cos., Inc. (The) 17,686 4,671,403
TriCo Bancshares 1,866 71,990
*Triumph Financial, Inc. 1,153 61,593
Truist Financial Corp. 29,083 1,115,042
#*Trupanion, Inc. 1,873 68,552
TrustCo Bank Corp. 912 27,770
Trustmark Corp. 4,481 150,338
UMB Financial Corp. 3,898 368,634
Union Bankshares, Inc. 409 13,530
United Bancorp, Inc. 808 10,060
United Bankshares, Inc. 5,146 176,456
United Community Banks, Inc. 3,683 101,688
United Fire Group, Inc. 2,163 59,850
United Security Bancshares 1,443 12,843
Unity Bancorp, Inc. 411 17,015
Universal Insurance Holdings, Inc. 1,910 46,298
Univest Financial Corp. 1,526 45,078
Unum Group 14,127 1,097,103
US Bancorp 16,733 675,009
US Global Investors, Inc., Class A 1,627 3,465
USCB Financial Holdings, Inc. 1,000 16,960
UWM Holdings Corp. 6,699 31,485
Valley National Bancorp 41,177 354,122
*Velocity Financial, Inc. 2,524 45,104
Veritex Holdings, Inc. 3,779 87,975
Victory Capital Holdings, Inc.,
Class A 5,795 331,996
Virginia National Bankshares
Corp. 4 147
Virtu Financial, Inc., Class A 5,678 222,294
Virtus Investment Partners, Inc. 1,374 211,033
Visa, Inc., Class A 40,540 14,006,570
Voya Financial, Inc. 9,368 554,586
W. R. Berkley Corp. 12,531 898,347
WaFd, Inc. 11,750 335,227
Walker & Dunlop, Inc. 3,137 240,106
Washington Trust Bancorp, Inc. 800 22,080
Waterstone Financial, Inc. 1,600 19,360
Webster Financial Corp. 8,221 388,853
Wells Fargo & Co. 51,452 3,653,607
WesBanco, Inc. 4,514 134,427
West Bancorp, Inc. 4 78
Westamerica Bancorp 2,180 105,577
Western Alliance Bancorp 3,523 245,588
Western New England Bancorp,
Inc. 2,200 20,306
#Western Union Co. (The) 23,690 234,768
Westwood Holdings Group, Inc. 800 13,360
*WEX, Inc. 2,926 381,463

13
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
White Mountains Insurance
Group, Ltd. 135 $ 238,606
William Penn Bancorp 4 49
Willis Towers Watson PLC 5,608 1,726,142
Wintrust Financial Corp. 4,348 483,367
WisdomTree, Inc. 12,478 108,559
*World Acceptance Corp. 296 38,220
WSFS Financial Corp. 3,074 158,465
Zions Bancorp NA 7,063 317,623
TOTAL FINANCIALS 239,967,063
HEALTH CARE — (11.8%)
Abbott Laboratories 21,203 2,772,292
AbbVie, Inc. 52,087 10,162,174
*AC Immune SA 2,172 3,758
*Accuray, Inc. 60 93
#*Aclaris Therapeutics, Inc. 8,363 11,541
*Acrivon Therapeutics, Inc. 440 616
*AdaptHealth Corp. 12,823 109,124
*Adaptive Biotechnologies Corp. 6,097 44,874
*Addus HomeCare Corp. 626 65,448
Agilent Technologies, Inc. 12,863 1,384,059
*Align Technology, Inc. 3,291 570,330
*Alnylam Pharmaceuticals, Inc. 2,884 759,184
*Amedisys, Inc. 156 14,804
*American Shared Hospital
Services 136 367
Amgen, Inc. 14,676 4,269,542
*AngioDynamics, Inc. 5,563 51,680
#*Arcturus Therapeutics Holdings,
Inc. 685 8,775
#*Astrana Health, Inc. 2,860 89,146
*Astria Therapeutics, Inc. 1,135 5,857
#*AtriCure, Inc. 1,767 52,851
*aTyr Pharma, Inc. 5,626 19,522
*Aura Biosciences, Inc. 2,409 14,044
*Avanos Medical, Inc. 2,900 36,395
*Avantor, Inc. 8,730 113,403
*Axogen, Inc. 1,592 25,902
*Azenta, Inc. 1,795 47,280
#*Beam Therapeutics, Inc. 501 9,985
Becton Dickinson & Co. 4,426 916,580
*Biogen, Inc. 4,378 530,088
*BioLife Solutions, Inc. 1,200 28,932
*BioMarin Pharmaceutical, Inc. 8,353 532,003
*Bio-Rad Laboratories, Inc., Class
A 1,410 344,153
Bio-Techne Corp. 7,526 378,934
*Boston Scientific Corp. 21,723 2,234,645
Bristol-Myers Squibb Co. 91,908 4,613,782
Bruker Corp. 1,315 52,679
*Bullfrog AI Holdings, Inc. 200 354
*Butterfly Network, Inc. 3,326 7,783
Cardinal Health, Inc. 7,046 995,529
*CareDx, Inc. 1,945 32,832
*Castle Biosciences, Inc. 1,410 28,270
*Celcuity, Inc. 4 45
Cencora, Inc. 9,984 2,922,017
*Centene Corp. 26,661 1,595,661
Shares Value†
HEALTH CARE — (Continued)
*Certara, Inc. 9,918 $ 137,463
*Champions Oncology, Inc. 1,258 8,995
*Charles River Laboratories
International, Inc. 250 29,655
Chemed Corp. 405 235,512
Cigna Group (The) 15,751 5,355,970
*Clover Health Investments Corp. 36,808 125,147
*Collegium Pharmaceutical, Inc. 8 216
*Community Health Systems, Inc. 24 66
Concentra Group Holdings
Parent, Inc. 3,093 67,273
#CONMED Corp. 670 32,904
*Cooper Cos., Inc. (The) 5,667 462,824
*CorVel Corp. 2,598 282,558
*Coya Therapeutics, Inc. 137 903
CVS Health Corp. 27,918 1,862,410
Danaher Corp. 12,824 2,556,208
*DaVita, Inc. 1,847 261,443
DENTSPLY SIRONA, Inc. 9,065 126,003
*Design Therapeutics, Inc. 1,061 5,156
*Dexcom, Inc. 10,766 768,477
*Doximity, Inc., Class A 9,193 522,898
#*Dynavax Technologies Corp. 1,721 20,222
*Edwards Lifesciences Corp. 17,150 1,294,653
*Elanco Animal Health, Inc. 3,520 33,370
*Electromed, Inc. 4 92
*Eledon Pharmaceuticals, Inc. 4,184 13,221
Elevance Health, Inc. 9,345 3,930,320
Eli Lilly & Co. 21,598 19,415,522
Embecta Corp. 3,365 41,019
*Emergent BioSolutions, Inc. 2,661 14,210
Encompass Health Corp. 3,156 369,220
*Enhabit, Inc. 3,791 30,290
*Enovis Corp. 2,823 97,648
Ensign Group, Inc. (The) 1,071 138,148
*Envista Holdings Corp. 13,103 210,696
*Exact Sciences Corp. 4,672 213,230
*Exagen, Inc. 3,419 21,300
*FONAR Corp. 938 11,772
*Forian, Inc. 683 1,380
*Fortrea Holdings, Inc. 1,503 9,364
*Fulgent Genetics, Inc. 2,221 38,534
GE HealthCare Technologies, Inc. 23,782 1,672,588
*GeneDx Holdings Corp. 1,002 66,984
Gilead Sciences, Inc. 40,876 4,354,929
*Glaukos Corp. 1,546 145,710
*Globus Medical, Inc. 143 10,263
*GoodRx Holdings, Inc., Class A 3,498 16,196
#*GRAIL, Inc. 256 8,831
#*GT Biopharma, Inc. 1,642 3,974
*Haemonetics Corp. 1,370 86,337
*Halozyme Therapeutics, Inc. 512 31,447
HCA Healthcare, Inc. 1,987 685,674
*HealthEquity, Inc. 5,397 462,631
HealthStream, Inc. 1,825 61,375
*Henry Schein, Inc. 7,956 516,901
#*Hims & Hers Health, Inc. 5,955 197,110
*Hologic, Inc. 15,832 921,422

14
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Humana, Inc. 5,033 $ 1,319,854
*ICON PLC 1,171 177,336
*ICU Medical, Inc. 1,743 238,076
*IDEXX Laboratories, Inc. 2,734 1,182,865
*Illumina, Inc. 1,484 115,158
*ImmuCell Corp. 568 3,079
*Incyte Corp. 13,857 868,280
#*Inozyme Pharma, Inc. 3,918 4,506
*Inspire Medical Systems, Inc. 278 44,030
#*Instil Bio, Inc. 1,000 12,850
*Insulet Corp. 3,914 987,463
#*Integer Holdings Corp. 1,837 232,031
*Intuitive Surgical, Inc. 4,948 2,552,178
*IQVIA Holdings, Inc. 11,270 1,747,639
iRadimed Corp. 498 26,100
Johnson & Johnson 76,063 11,889,408
*Joint Corp. (The) 963 9,640
*Journey Medical Corp. 2,222 16,487
*KORU Medical Systems, Inc. 24 66
*Krystal Biotech, Inc. 197 33,466
Labcorp Holdings, Inc. 2,010 484,430
*Lantern Pharma, Inc. 1,924 6,772
LeMaitre Vascular, Inc. 1,597 144,912
*LENSAR, Inc. 3,184 44,735
#*LENZ Therapeutics, Inc. 700 19,960
*LifeStance Health Group, Inc. 20,081 131,932
*Lipocine, Inc. 2,500 8,275
*Lisata Therapeutics, Inc. 100 237
*LivaNova PLC 2,212 81,844
*Masimo Corp. 2,136 343,811
McKesson Corp. 3,950 2,815,521
*Medpace Holdings, Inc. 1,715 528,889
Medtronic PLC 25,694 2,177,823
Merck & Co., Inc. 58,537 4,987,352
#*Merit Medical Systems, Inc. 3,240 306,018
Mesa Laboratories, Inc. 365 42,066
*Mettler-Toledo International, Inc. 326 349,006
*Mineralys Therapeutics, Inc. 791 11,240
#*Moderna, Inc. 3,342 95,381
*Molina Healthcare, Inc. 5,316 1,738,385
#*Monte Rosa Therapeutics, Inc. 6,273 30,800
*Natera, Inc. 2,761 416,718
National HealthCare Corp. 721 68,127
*NeoGenomics, Inc. 6,067 38,798
*Niagen Bioscience, Inc. 4,544 35,670
*Nuvalent, Inc., Class A 1,026 78,746
*Olema Pharmaceuticals, Inc. 2,345 12,100
*Omnicell, Inc. 4,016 125,540
*OptimizeRx Corp. 528 4,815
*Option Care Health, Inc. 7,757 250,629
*Orchestra BioMed Holdings, Inc. 3,919 11,639
Organon & Co. 17,664 228,396
*Orthofix Medical, Inc. 4,455 61,969
*Pediatrix Medical Group, Inc. 9,777 125,928
*Pennant Group, Inc. (The) 1,521 38,968
*Penumbra, Inc. 882 258,285
*Performant Healthcare, Inc. 32 76
Perrigo Co. PLC 4,755 122,299
Shares Value†
HEALTH CARE — (Continued)
*Personalis, Inc. 5,837 $ 22,064
Pfizer, Inc. 65,064 1,588,212
*Phreesia, Inc. 2,632 65,695
#Premier, Inc., Class A 12,420 252,747
*Privia Health Group, Inc. 5,699 133,813
*Progyny, Inc. 2,436 55,638
*Protalix BioTherapeutics, Inc. 7,085 21,751
*Protara Therapeutics, Inc. 2,430 8,505
*Pulmatrix, Inc. 937 6,194
Quest Diagnostics, Inc. 2,834 505,075
*QuidelOrtho Corp. 1,112 30,902
*RadNet, Inc. 3,578 187,416
#*Recursion Pharmaceuticals,
Inc., Class A 1,500 8,385
Regeneron Pharmaceuticals, Inc. 1,734 1,038,250
*Repligen Corp. 3,169 437,290
ResMed, Inc. 7,503 1,775,135
#Revvity, Inc. 7,271 679,330
*Rezolute, Inc. 4,093 15,390
#*Sanara Medtech, Inc. 441 14,086
Select Medical Holdings Corp. 3,833 69,914
*Sensus Healthcare, Inc. 2,267 9,748
*Solventum Corp. 1,248 82,518
*Sotera Health Co. 5,602 64,423
STERIS PLC 1,616 363,180
Stryker Corp. 5,057 1,890,913
#*Summit Therapeutics, Inc. 1,940 46,793
*Surgery Partners, Inc. 1,161 25,484
*Talkspace, Inc. 11,559 35,486
*Teladoc Health, Inc. 4,279 30,766
Teleflex, Inc. 339 46,460
#*Tenax Therapeutics, Inc. 2,535 14,602
*Tenet Healthcare Corp. 4,044 578,090
Thermo Fisher Scientific, Inc. 8,933 3,832,257
*TransMedics Group, Inc. 1,190 109,492
#*Trevi Therapeutics, Inc. 4,933 34,087
*TruBridge, Inc. 1,361 35,427
UnitedHealth Group, Inc. 31,399 12,918,805
Universal Health Services, Inc.,
Class B 1,763 312,174
US Physical Therapy, Inc. 892 63,430
Utah Medical Products, Inc. 465 24,064
*Veeva Systems, Inc., Class A 7,247 1,693,551
*Vertex Pharmaceuticals, Inc. 3,812 1,942,214
#*Vivos Therapeutics, Inc. 1,231 3,496
*Waters Corp. 2,238 778,220
*Whitehawk Therapeutics, Inc. 5,088 7,530
*XOMA Royalty Corp. 4 96
*Y-mAbs Therapeutics, Inc. 1,289 5,478
Zimmer Biomet Holdings, Inc. 4,491 462,798
*Zimvie, Inc. 2,412 21,853
Zoetis, Inc. 5,716 893,982
*Zymeworks, Inc. 1,270 16,523
TOTAL HEALTH CARE 154,794,333
INDUSTRIALS — (12.7%)
3M Co. 9,778 1,358,262
A.O. Smith Corp. 7,758 526,458
AAON, Inc. 4,635 423,036

15
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*AAR Corp. 1,659 $ 88,690
ABM Industries, Inc. 5,662 275,966
ACCO Brands Corp. 4,444 17,154
Acuity, Inc. 1,578 384,417
*ACV Auctions, Inc., Class A 6,735 98,937
Advanced Drainage Systems, Inc. 2,988 339,108
AECOM 15,607 1,539,631
*AeroVironment, Inc. 1,497 226,825
AGCO Corp. 6,991 593,047
*Air Industries Group 439 1,554
Air Lease Corp. 14,800 692,048
*Air T, Inc. 236 3,778
Alamo Group, Inc. 666 111,209
Albany International Corp. 1,158 76,150
Alight, Inc., Class A 22,426 114,597
Allegion PLC 5,681 790,795
Allient, Inc. 1,064 22,716
Allison Transmission Holdings,
Inc. 3,441 317,398
*Alpha Pro Tech, Ltd. 8 35
*Amentum Holdings, Inc. 10,336 225,532
*American Superconductor Corp. 2,212 43,908
*American Woodmark Corp. 464 27,376
AMETEK, Inc. 8,752 1,484,164
*API Group Corp. 17,461 660,550
Apogee Enterprises, Inc. 1,083 42,963
Applied Industrial Technologies,
Inc. 2,417 588,008
Arcosa, Inc. 580 46,441
Argan, Inc. 901 137,970
Armstrong World Industries, Inc. 1,225 177,649
Astec Industries, Inc. 1,450 52,533
#*Astronics Corp. 1,212 27,500
*Asure Software, Inc. 8 81
*ATI, Inc. 8,907 484,363
Atkore, Inc. 948 60,549
Atmus Filtration Technologies,
Inc. 2,589 89,761
Automatic Data Processing, Inc. 17,977 5,403,886
*AZEK Co., Inc. (The) 3,912 193,879
AZZ, Inc. 721 62,554
Barrett Business Services, Inc. 2,607 105,740
#*BlackSky Technology, Inc. 365 3,051
*Blue Bird Corp. 1,005 35,044
*BlueLinx Holdings, Inc. 724 47,161
Boise Cascade Co. 2,506 233,760
Booz Allen Hamilton Holding
Corp. 6,923 830,898
*Bowman Consulting Group, Ltd. 4 88
Brady Corp., Class A 2,296 161,386
*BrightView Holdings, Inc. 2,151 29,512
Brink's Co. (The) 2,624 234,166
Broadridge Financial Solutions,
Inc. 4,158 1,007,899
*Builders FirstSource, Inc. 8,411 1,006,208
BWX Technologies, Inc. 2,529 275,964
#*Byrna Technologies, Inc. 2,138 47,870
*CACI International, Inc., Class A 1,866 854,385
Cadre Holdings, Inc. 740 21,571
Shares Value†
INDUSTRIALS — (Continued)
#Carlisle Cos., Inc. 3,191 $ 1,210,921
Carrier Global Corp. 25,171 1,574,194
Caterpillar, Inc. 16,945 5,240,580
*CBIZ, Inc. 4,484 305,360
*CECO Environmental Corp. 1,101 26,193
CH Robinson Worldwide, Inc. 11,397 1,016,840
#*Chart Industries, Inc. 2,836 382,803
*Cimpress PLC 1,391 58,450
Cintas Corp. 4,543 961,662
Civeo Corp. 756 14,356
#*Clarivate PLC 45,265 195,092
*Clean Harbors, Inc. 656 140,345
CNH Industrial NV 121,041 1,400,444
Columbus McKinnon Corp. 1,182 17,553
Comfort Systems USA, Inc. 1,781 708,037
#Concentrix Corp. 1,521 77,662
Concrete Pumping Holdings, Inc. 1,920 11,520
*Conduent, Inc. 15,915 33,581
#*Construction Partners, Inc.,
Class A 1,779 146,127
*Copart, Inc. 24,958 1,523,187
*Core & Main, Inc., Class A 14,598 769,023
Covenant Logistics Group, Inc. 1,010 20,099
*CPI Aerostructures, Inc. 1,100 3,542
CRA International, Inc. 789 127,976
Crane Co. 2,371 381,684
CSG Systems International, Inc. 3,514 211,297
CSW Industrials, Inc. 542 169,364
CSX Corp. 21,993 617,343
Cummins, Inc. 6,373 1,872,642
Curtiss-Wright Corp. 2,154 742,893
#*Custom Truck One Source, Inc. 9,806 39,518
#*Dayforce, Inc. 13,864 802,310
Deere & Co. 10,454 4,846,056
Deluxe Corp. 4,533 66,182
*Distribution Solutions Group, Inc. 3,066 79,839
*DNOW, Inc. 19,058 302,450
Donaldson Co., Inc. 7,969 523,802
Douglas Dynamics, Inc. 629 15,083
Dover Corp. 4,203 717,242
*Driven Brands Holdings, Inc. 14,004 231,346
*Ducommun, Inc. 775 44,423
Dun & Bradstreet Holdings, Inc. 62,897 564,186
*DXP Enterprises, Inc. 1,125 99,517
*Dycom Industries, Inc. 933 156,324
Eastern Co. (The) 4 84
Eaton Corp. PLC 7,431 2,187,463
EMCOR Group, Inc. 3,136 1,256,595
Emerson Electric Co. 7,205 757,318
*Energy Recovery, Inc. 3,065 47,354
Enerpac Tool Group Corp. 3,945 159,260
EnerSys 826 71,532
Ennis, Inc. 1,922 34,500
Enpro, Inc. 1,015 151,641
*Enviri Corp. 2,820 19,373
Equifax, Inc. 7,563 1,967,363
Esab Corp. 2,032 244,084
ESCO Technologies, Inc. 1,446 226,227

16
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Espey Mfg. & Electronics Corp. 610 $ 18,764
#*Everus Construction Group, Inc. 1,980 79,675
EVI Industries, Inc. 8 129
*ExlService Holdings, Inc. 10,796 523,390
Expeditors International of
Washington, Inc. 12,143 1,334,637
Exponent, Inc. 2,800 220,304
Fastenal Co. 21,374 1,730,653
Federal Signal Corp. 3,022 246,081
FedEx Corp. 6,133 1,289,954
Ferguson Enterprises, Inc. 13,584 2,304,661
#*First Advantage Corp. 16,962 239,164
Flowserve Corp. 8,085 365,685
*Fluor Corp. 18,600 648,954
Fortive Corp. 12,464 868,616
Fortune Brands Innovations, Inc. 7,489 403,058
Franklin Electric Co., Inc. 2,247 190,905
*FreightCar America, Inc. 272 1,572
FTAI Aviation, Ltd. 45 4,820
*FTI Consulting, Inc. 3,683 612,409
*Gates Industrial Corp. PLC 8,287 156,790
GATX Corp. 2,585 377,307
GE Vernova, Inc. 3,202 1,187,366
*Gencor Industries, Inc. 4 51
*Generac Holdings, Inc. 3,721 425,608
General Dynamics Corp. 4,350 1,183,722
General Electric Co. 14,193 2,860,457
Genpact, Ltd. 13,958 701,529
*Gibraltar Industries, Inc. 2,564 135,764
Global Industrial Co. 2,093 53,748
*GMS, Inc. 2,788 204,249
Gorman-Rupp Co. (The) 1,595 57,197
Graco, Inc. 9,722 793,412
*Graham Corp. 334 10,180
#Granite Construction, Inc. 1,669 135,673
*Great Lakes Dredge & Dock
Corp. 4,208 38,251
Greenbrier Cos., Inc. (The) 2,380 100,960
Griffon Corp. 1,417 96,512
#*GXO Logistics, Inc. 6,860 248,606
H&E Equipment Services, Inc. 5,231 469,796
*Hayward Holdings, Inc. 17,902 238,634
*Healthcare Services Group, Inc. 1,846 26,232
Heartland Express, Inc. 5,091 38,692
HEICO Corp. 1,244 311,945
HEICO Corp., Class A 1,947 391,211
Heidrick & Struggles International,
Inc. 2,159 84,244
#Herc Holdings, Inc. 1,171 128,154
Hexcel Corp. 2,347 113,759
*Hillman Solutions Corp. 17,212 120,312
HireQuest, Inc. 1,050 10,794
HNI Corp. 1,938 81,977
Honeywell International, Inc. 14,455 3,042,777
Howmet Aerospace, Inc. 7,329 1,015,653
Hub Group, Inc., Class A 3,176 100,330
Hubbell, Inc. 2,987 1,084,819
Huntington Ingalls Industries, Inc. 655 150,873
Shares Value†
INDUSTRIALS — (Continued)
*Huron Consulting Group, Inc. 1,786 $ 240,735
Hyster-Yale, Inc. 1,055 40,544
*IBEX Holdings, Ltd. 890 22,286
ICF International, Inc. 2,294 194,898
*Ideal Power, Inc. 1,617 8,004
IDEX Corp. 4,879 848,800
*IES Holdings, Inc. 1,783 350,680
Illinois Tool Works, Inc. 8,886 2,131,840
Ingersoll Rand, Inc. 11,094 836,820
#*Innodata, Inc. 2,458 92,962
*INNOVATE Corp. 2,285 15,127
*Innovative Solutions and
Support, Inc. 2,031 13,689
Insperity, Inc. 1,338 86,983
Insteel Industries, Inc. 1,026 34,792
Interface, Inc. 5,269 99,057
ITT, Inc. 2,733 374,476
Jacobs Solutions, Inc. 12,265 1,518,407
*Janus International Group, Inc. 1,021 7,024
JB Hunt Transport Services, Inc. 3,784 494,115
JBT Marel Corp. 1,505 158,416
Johnson Controls International
PLC 27,149 2,277,801
#Kadant, Inc. 732 215,940
Karat Packaging, Inc. 355 9,365
KBR, Inc. 17,131 904,688
Kelly Services, Inc., Class A 1,352 15,616
Kennametal, Inc. 3,475 67,693
Kforce, Inc. 2,119 80,946
*Kirby Corp. 1,014 97,719
Korn Ferry 6,886 424,866
*Kratos Defense & Security
Solutions, Inc. 8,649 292,206
*L.B. Foster Co., Class A 4 80
L3Harris Technologies, Inc. 8,503 1,870,830
Landstar System, Inc. 4,532 607,968
*Legalzoom.com, Inc. 3,722 27,245
Leidos Holdings, Inc. 9,221 1,357,147
Lennox International, Inc. 676 369,603
Leonardo DRS, Inc. 9,314 344,245
*Limbach Holdings, Inc. 1,374 131,547
Lincoln Electric Holdings, Inc. 1,848 325,618
Lindsay Corp. 767 98,989
*Liquidity Services, Inc. 2,162 68,708
LSI Industries, Inc. 1,467 22,137
Luxfer Holdings PLC 1,692 18,206
*Lyft, Inc., Class A 20,855 258,602
*Manitowoc Co., Inc. (The) 1,416 11,158
ManpowerGroup, Inc. 4,945 212,981
Marten Transport, Ltd. 2,929 37,608
Masco Corp. 12,867 779,869
*MasTec, Inc. 4,157 529,269
*Mastech Digital, Inc. 461 3,393
*Masterbrand, Inc. 3,934 47,798
*Matrix Service Co. 3,396 39,394
Matson, Inc. 854 93,163
Maximus, Inc. 7,784 521,217
*Mayville Engineering Co., Inc. 4 51

17
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
McGrath RentCorp 1,665 $ 177,606
*Mercury Systems, Inc. 3,610 180,500
*Middleby Corp. (The) 5,065 675,418
Miller Industries, Inc. 952 38,851
MillerKnoll, Inc. 3,476 57,006
*Mistras Group, Inc. 2,895 26,402
*Mobile Infrastructure Corp. 2,157 8,089
Moog, Inc., Class A 1,462 244,519
*MRC Global, Inc. 9,078 105,759
MSA Safety, Inc. 3,047 479,659
MSC Industrial Direct Co., Inc. 6,688 511,498
Mueller Industries, Inc. 3,803 279,749
Mueller Water Products, Inc.,
Class A 5,290 138,810
*MYR Group, Inc. 1,068 130,638
#*Net Power, Inc. 1,596 2,713
*NEXTracker, Inc., Class A 18,210 739,508
NL Industries, Inc. 1,932 16,577
*NN, Inc. 20 40
Nordson Corp. 4,435 840,743
Northrop Grumman Corp. 3,172 1,543,178
*Northwest Pipe Co. 308 13,047
*NV5 Global, Inc. 1,880 34,874
nVent Electric PLC 7,004 384,590
Old Dominion Freight Line, Inc. 5,137 787,399
*OPENLANE, Inc. 17,638 326,479
*Optex Systems Holdings, Inc. 1,200 7,656
*Orion Group Holdings, Inc. 8 51
Oshkosh Corp. 3,984 333,700
Otis Worldwide Corp. 13,805 1,329,007
PACCAR, Inc. 20,742 1,871,136
Park Aerospace Corp. 908 11,868
Parker-Hannifin Corp. 1,834 1,109,680
Park-Ohio Holdings Corp. 4 80
*Parsons Corp. 6,446 430,980
Paychex, Inc. 20,747 3,052,299
Paycom Software, Inc. 4,232 958,082
*Paylocity Holding Corp. 4,021 772,434
Pentair PLC 9,371 850,231
*Perma-Pipe International
Holdings, Inc. 205 2,460
Pioneer Power Solutions, Inc. 4 11
Pitney Bowes, Inc. 2,718 23,592
*Planet Labs PBC 32,354 106,445
#Powell Industries, Inc. 1,033 189,153
Preformed Line Products Co. 272 37,365
Primoris Services Corp. 3,442 206,417
*Proto Labs, Inc. 1,761 61,917
*Pursuit Attractions and
Hospitality, Inc. 1,064 31,165
Quad/Graphics, Inc. 2,543 12,130
Quanex Building Products Corp. 869 14,286
Quanta Services, Inc. 2,492 729,383
*Radiant Logistics, Inc. 1,624 9,500
*RBC Bearings, Inc. 1,461 480,041
*RCM Technologies, Inc. 723 12,609
Regal Rexnord Corp. 507 53,661
*Resideo Technologies, Inc. 11,839 198,658
Shares Value†
INDUSTRIALS — (Continued)
REV Group, Inc. 4,366 $ 142,768
Robert Half, Inc. 10,494 464,884
#*Rocket Lab USA, Inc. 7,180 156,452
Rockwell Automation, Inc. 6,013 1,489,300
Rollins, Inc. 5,597 319,757
RTX Corp. 28,688 3,618,417
Rush Enterprises, Inc., Class A 6,737 343,520
Rush Enterprises, Inc., Class B 493 28,515
*RXO, Inc. 3,645 51,358
Ryder System, Inc. 1,698 233,764
*Saia, Inc. 419 102,236
Schneider National, Inc., Class B 2,770 59,527
Science Applications International
Corp. 4,480 542,214
Sensata Technologies Holding
PLC 5,872 125,661
*SIFCO Industries, Inc. 4 11
Simpson Manufacturing Co., Inc. 2,784 427,873
#*SiteOne Landscape Supply,
Inc. 1,750 200,917
*Skillsoft Corp. 404 7,729
Snap-on, Inc. 3,340 1,048,125
#*Spire Global, Inc. 558 5,240
*SPX Technologies, Inc. 2,627 352,412
SS&C Technologies Holdings,
Inc. 18,818 1,422,641
Standex International Corp. 648 91,640
Stanley Black & Decker, Inc. 9,402 564,308
Steelcase, Inc., Class A 7,145 70,878
#*Sterling Infrastructure, Inc. 2,164 323,367
*TaskUS, Inc., Class A 811 11,322
*Team, Inc. 709 14,549
*TechPrecision Corp. 2,743 6,693
#Tecnoglass, Inc. 1,725 122,941
Tennant Co. 1,330 95,973
Terex Corp. 1,228 43,226
Tetra Tech, Inc. 15,546 484,880
Textron, Inc. 8,038 565,634
*Thermon Group Holdings, Inc. 1,956 51,306
Timken Co. (The) 2,685 172,511
Toro Co. (The) 6,327 432,008
Trane Technologies PLC 5,115 1,960,631
#*Transcat, Inc. 407 32,287
TransDigm Group, Inc. 1,039 1,468,180
TransUnion 18,127 1,503,816
#*Trex Co., Inc. 2,488 143,856
TriNet Group, Inc. 2,697 211,256
Trinity Industries, Inc. 3,623 90,937
*Triumph Group, Inc. 3,731 94,767
*Tutor Perini Corp. 3,871 83,072
*Uber Technologies, Inc. 40,793 3,304,641
UFP Industries, Inc. 4,124 407,657
U-Haul Holding Co. 14,399 789,065
*U-Haul Holding Co. 770 47,270
*Ultralife Corp. 8 36
UniFirst Corp. 640 114,221
Union Pacific Corp. 553 119,260
United Parcel Service, Inc., Class
B 8,358 796,517

18
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
United Rentals, Inc. 4,933 $ 3,114,943
#Universal Logistics Holdings,
Inc. 1,201 26,110
*Upwork, Inc. 11,975 157,471
*V2X, Inc. 1,658 82,502
Valmont Industries, Inc. 702 205,840
Veralto Corp. 7,189 689,425
Verisk Analytics, Inc. 7,378 2,187,061
*Verra Mobility Corp. 12,910 281,438
Vertiv Holdings Co., Class A 11,722 1,000,824
*Vicor Corp. 1,683 67,160
#Virco Mfg. Corp. 2,179 20,025
#*VirTra, Inc. 4 19
#VSE Corp. 1,122 128,491
Wabash National Corp. 2,871 19,839
#Watsco, Inc. 1,043 479,613
Watts Water Technologies, Inc.,
Class A 1,926 400,126
WESCO International, Inc. 5,226 851,629
Westinghouse Air Brake
Technologies Corp. 5,273 974,134
*Willdan Group, Inc. 647 25,362
Willis Lease Finance Corp. 716 110,779
#WillScot Holdings Corp. 4,317 108,443
Woodward, Inc. 3,170 594,597
Worthington Enterprises, Inc. 1,287 65,161
WW Grainger, Inc. 1,887 1,932,873
*Xometry, Inc., Class A 2,364 60,613
#*XPO, Inc. 3,788 401,983
Xylem, Inc. 7,314 881,849
Zurn Elkay Water Solutions Corp. 9,266 314,673
TOTAL INDUSTRIALS 166,457,017
INFORMATION TECHNOLOGY — (23.4%)
A10 Networks, Inc. 4,008 66,052
Accenture PLC, Class A 17,943 5,367,648
*ACI Worldwide, Inc. 6,214 331,579
Adeia, Inc. 7,771 95,661
*Adobe, Inc. 8,167 3,062,462
*ADTRAN Holdings, Inc. 1,773 13,581
Advanced Energy Industries, Inc. 1,170 113,970
*Advanced Micro Devices, Inc. 19,229 1,871,943
*Aeva Technologies, Inc. 2,341 16,645
*Agilysys, Inc. 1,051 78,142
*Akamai Technologies, Inc. 3,526 284,125
*Alarm.com Holdings, Inc. 3,321 178,006
#*Alkami Technology, Inc. 2,448 65,337
*Allegro MicroSystems, Inc. 1,894 36,119
Amdocs, Ltd. 5,696 504,552
Amphenol Corp., Class A 9,924 763,652
*Amtech Systems, Inc. 2,112 7,286
Analog Devices, Inc. 3,850 750,442
*ANSYS, Inc. 1,384 445,482
*Appfolio, Inc., Class A 801 165,423
Apple, Inc. 370,653 78,763,762
Applied Materials, Inc. 16,729 2,521,228
*AppLovin Corp., Class A 10,111 2,722,993
*Arista Networks, Inc. 15,799 1,299,784
*Arrow Electronics, Inc. 4,895 545,107
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*ASGN, Inc. 1,307 $ 65,847
*AstroNova, Inc. 4 33
*Atlassian Corp., Class A 1,590 363,013
#*Aurora Innovation, Inc. 83,152 602,020
*Autodesk, Inc. 7,387 2,025,885
*AvePoint, Inc. 5,233 85,560
Avnet, Inc. 6,168 289,834
*Axcelis Technologies, Inc. 1,599 78,319
Badger Meter, Inc. 864 190,788
Bel Fuse, Inc., Class B 584 38,410
Belden, Inc. 1,526 157,346
Benchmark Electronics, Inc. 1,184 38,516
Bentley Systems, Inc., Class B 9,683 416,272
*BILL Holdings, Inc. 5,877 267,815
*BK Technologies Corp. 708 31,591
*Blackbaud, Inc. 3,299 199,721
*BlackLine, Inc. 2,296 108,440
#*Box, Inc., Class A 6,621 206,708
Broadcom, Inc. 87,743 16,887,895
#*C3.ai, Inc., Class A 5,095 112,141
*Cadence Design Systems, Inc. 3,693 1,099,554
*Calix, Inc. 1,960 80,184
#*CCC Intelligent Solutions
Holdings, Inc. 22,832 211,424
CDW Corp. 6,743 1,082,656
*CEVA, Inc. 884 23,170
*Ciena Corp. 8,855 594,702
*Cirrus Logic, Inc. 3,193 306,656
Cisco Systems, Inc. 102,678 5,927,601
#Clear Secure, Inc., Class A 3,476 85,788
*Clearfield, Inc. 1,121 32,139
*Clearwater Analytics Holdings,
Inc., Class A 1,472 33,473
Climb Global Solutions, Inc. 256 26,982
*Cloudflare, Inc., Class A 164 19,808
*Coda Octopus Group, Inc. 4 27
Cognex Corp. 6,764 184,657
Cognizant Technology Solutions
Corp., Class A 17,245 1,268,715
*Commvault Systems, Inc. 1,443 241,169
*Consensus Cloud Solutions, Inc. 900 17,874
#*Core Scientific, Inc. 12,768 103,421
*CoreCard Corp. 1,094 21,245
*Corsair Gaming, Inc. 6,322 44,760
#Crane NXT Co. 1,874 87,928
*Credo Technology Group
Holding, Ltd. 4,502 193,811
*Crexendo, Inc. 2,003 9,875
*Crowdstrike Holdings, Inc., Class
A 1,709 732,939
CSP, Inc. 1,020 16,973
*CVD Equipment Corp. 6,391 18,534
*Daily Journal Corp. 57 21,602
*Daktronics, Inc. 5,007 63,539
*Data I/O Corp. 3,442 7,848
*Data Storage Corp. 1,386 4,879
*Datadog, Inc., Class A 5,737 586,092
Dell Technologies, Inc., Class C 5,823 534,318
*Diebold Nixdorf, Inc. 1,048 46,458

19
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Digi International, Inc. 2,957 $ 80,430
*Digital Turbine, Inc. 5,663 16,989
*DigitalOcean Holdings, Inc. 1,947 60,162
*Docusign, Inc. 7,568 618,684
Dolby Laboratories, Inc., Class A 2,454 188,443
*DoubleVerify Holdings, Inc. 6,418 85,103
*Dropbox, Inc., Class A 8,474 241,933
*DXC Technology Co. 8,631 133,953
*Dynatrace, Inc. 18,227 856,122
*Eastman Kodak Co. 3,867 24,323
*eGain Corp. 2,095 10,768
*Elastic NV 2,902 250,152
*Electro-Sensors, Inc. 1,704 7,208
Entegris, Inc. 4,467 353,429
*EPAM Systems, Inc. 3,237 507,918
*ePlus, Inc. 2,146 133,825
*EverCommerce, Inc. 848 8,276
*Expensify, Inc., Class A 5,014 14,841
*F5, Inc. 4,225 1,118,526
*Fair Isaac Corp. 577 1,148,045
*FARO Technologies, Inc. 701 20,616
*Fastly, Inc., Class A 284 1,633
*Five9, Inc. 758 19,056
*Flex, Ltd. 12,862 441,681
*FormFactor, Inc. 2,096 58,981
*Fortinet, Inc. 19,709 2,045,006
*Franklin Wireless Corp. 4 20
Frequency Electronics, Inc. 2,300 42,780
*Freshworks, Inc., Class A 12,142 179,337
*Gartner, Inc. 3,345 1,408,513
Gen Digital, Inc. 44,021 1,138,823
#*Globant SA 1,807 212,449
*GoDaddy, Inc., Class A 4,225 795,694
*Grid Dynamics Holdings, Inc. 5,380 76,181
*Guidewire Software, Inc. 3,238 663,045
Hackett Group, Inc. (The) 1,849 47,223
*Harmonic, Inc. 5,306 47,648
Hewlett Packard Enterprise Co. 41,997 681,191
HP, Inc. 26,102 667,428
*HubSpot, Inc. 907 554,630
*I3 Verticals, Inc., Class A 8 201
*Informatica, Inc., Class A 4,614 86,882
Information Services Group, Inc. 3,309 12,839
*Inseego Corp. 1,333 10,851
#*Insight Enterprises, Inc. 2,005 277,251
*Intapp, Inc. 1,595 86,545
Intel Corp. 15,752 316,615
*Intellicheck, Inc. 8 21
*Intellinetics, Inc. 201 2,933
#InterDigital, Inc. 1,948 391,548
International Business Machines
Corp. 21,895 5,294,649
*inTEST Corp. 4 25
Intuit, Inc. 5,525 3,466,772
*Itron, Inc. 2,233 248,511
*Jamf Holding Corp. 2,739 31,690
*JFrog, Ltd. 6,941 234,398
Juniper Networks, Inc. 8,480 307,994
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Keysight Technologies, Inc. 4,893 $ 711,442
*Kimball Electronics, Inc. 2,500 35,850
KLA Corp. 3,740 2,628,061
#*Klaviyo, Inc., Class A 2,801 85,262
Kulicke & Soffa Industries, Inc. 276 8,895
*KVH Industries, Inc. 2,712 13,858
*Kyndryl Holdings, Inc. 9,765 316,581
Lam Research Corp. 17,451 1,250,713
#*Lattice Semiconductor Corp. 3,932 192,393
*LGL Group, Inc. (The) 203 1,391
#*Life360, Inc. 3,049 130,802
*LiveRamp Holdings, Inc. 6,178 161,616
#*Lumentum Holdings, Inc. 2,064 121,859
*MACOM Technology Solutions
Holdings, Inc. 1,561 161,954
*Manhattan Associates, Inc. 1,519 269,455
Marvell Technology, Inc. 13,239 772,760
*MaxLinear, Inc. 4,910 49,051
*Meridianlink, Inc. 5,309 89,775
Microsoft Corp. 74,798 29,564,657
*Mirion Technologies, Inc. 15,963 251,896
*Mitek Systems, Inc. 2,674 22,141
MKS Instruments, Inc. 1,684 118,116
*MongoDB, Inc. 2,575 443,338
Monolithic Power Systems, Inc. 502 297,736
Motorola Solutions, Inc. 4,361 1,920,541
*N-able, Inc. 4,225 29,829
Napco Security Technologies, Inc. 3,121 71,315
#*nCino, Inc. 2,811 65,215
NetApp, Inc. 7,959 714,320
*NETGEAR, Inc. 3,478 83,889
*NetScout Systems, Inc. 4,195 88,179
*NetSol Technologies, Inc. 4,006 9,935
*Nortech Systems, Inc. 202 1,784
*Novanta, Inc. 1,690 200,873
*Nutanix, Inc., Class A 11,963 821,858
NVE Corp. 279 16,213
NVIDIA Corp. 604,472 65,839,090
*Okta, Inc. 9,380 1,052,061
*Olo, Inc., Class A 15,186 94,153
*ON24, Inc. 5,027 23,526
OneSpan, Inc. 3,401 50,573
*Onto Innovation, Inc. 1,006 122,702
*Ooma, Inc. 865 10,579
*Optical Cable Corp. 401 1,199
Oracle Corp. 27,415 3,857,839
*Ouster, Inc. 2,994 22,245
*Palantir Technologies, Inc.,
Class A 30,200 3,576,888
*Palo Alto Networks, Inc. 11,557 2,160,350
#*PAR Technology Corp. 2,232 130,349
PC Connection, Inc. 2,023 125,507
*PDF Solutions, Inc. 2,174 39,893
Pegasystems, Inc. 5,073 467,122
#*Penguin Solutions, Inc. 2,880 49,162
*Photronics, Inc. 3,260 59,560
*Plexus Corp. 730 89,374
Power Integrations, Inc. 3,123 153,402

20
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Powerfleet, Inc. 4,212 $ 21,228
*Procore Technologies, Inc. 5,351 342,946
#Progress Software Corp. 3,182 190,793
*PTC, Inc. 3,778 585,477
*Pure Storage, Inc., Class A 9,505 431,147
*Q2 Holdings, Inc. 2,559 202,801
QUALCOMM, Inc. 30,570 4,538,422
*Qualys, Inc. 1,125 141,424
*Rambus, Inc. 5,715 278,835
*Rapid7, Inc. 1,424 33,635
Red Violet, Inc. 808 31,560
*RF Industries, Ltd. 568 2,175
*Ribbon Communications, Inc. 5,651 18,140
Richardson Electronics, Ltd. 1,680 14,549
*RingCentral, Inc., Class A 5,576 142,188
Roper Technologies, Inc. 1,560 873,725
Salesforce, Inc. 17,502 4,702,962
*Samsara, Inc., Class A 2,608 103,433
Sapiens International Corp. NV 2,854 78,171
*ScanSource, Inc. 2,134 70,401
*SEMrush Holdings, Inc., Class A 5,758 59,192
*SentinelOne, Inc., Class A 11,258 208,273
*ServiceNow, Inc. 2,514 2,400,895
*Silicon Laboratories, Inc. 2,334 237,508
*SiTime Corp. 1,276 187,393
*Snowflake, Inc., Class A 1,072 170,973
*Sonim Technologies, Inc. 209 324
*Sono-Tek Corp. 1,242 5,055
*SoundThinking, Inc. 811 12,587
*Sprinklr, Inc., Class A 2,900 22,301
*SPS Commerce, Inc. 1,381 198,187
#*Stratasys, Ltd. 579 5,466
*Synaptics, Inc. 1,699 94,566
*Synchronoss Technologies, Inc. 1,409 14,794
*Synopsys, Inc. 1,952 895,988
Taitron Components, Inc. 104 225
TD SYNNEX Corp. 4,807 532,616
TE Connectivity PLC 5,067 741,707
*Teledyne Technologies, Inc. 1,042 485,603
*Tenable Holdings, Inc. 1,149 35,125
*Teradata Corp. 3,892 83,678
Teradyne, Inc. 8,765 650,451
#*Terawulf, Inc. 19,225 53,445
*TransAct Technologies, Inc. 4 14
*Trimble, Inc. 11,693 726,603
*Trio-Tech International 208 1,073
*Turtle Beach Corp. 8 92
*Twilio, Inc., Class A 11,685 1,130,056
*Tyler Technologies, Inc. 884 480,277
*UiPath, Inc., Class A 6,773 80,870
#*Unity Software, Inc. 24,053 506,797
Universal Display Corp. 2,265 284,552
*Veeco Instruments, Inc. 357 6,676
*VeriSign, Inc. 1,015 286,352
#*Vertex, Inc., Class A 2,273 90,988
*Viant Technology, Inc., Class A 1,922 27,504
*Viavi Solutions, Inc. 11,005 116,433
Vontier Corp. 11,172 355,381
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*WidePoint Corp. 4,599 $ 19,638
*Workday, Inc., Class A 2,485 608,825
*Xperi, Inc. 2,300 16,997
*Yext, Inc. 3,934 26,751
*Zebra Technologies Corp. 3,267 817,795
#*Zeta Global Holdings Corp.,
Class A 7,537 98,433
*Zoom Communications, Inc. 7,589 588,451
*Zscaler, Inc. 1,056 238,836
TOTAL INFORMATION
TECHNOLOGY 307,757,611
MATERIALS — (2.6%)
#Albemarle Corp. 457 26,757
#Amcor PLC 186,971 1,720,129
*Ampco-Pittsburgh Corp. 751 1,555
AptarGroup, Inc. 5,240 785,738
Ardagh Metal Packaging SA 13,390 49,677
Avery Dennison Corp. 8,154 1,395,231
Avient Corp. 8,363 278,571
*Axalta Coating Systems, Ltd. 23,643 768,397
Balchem Corp. 2,087 326,720
Ball Corp. 20,434 1,061,342
Caledonia Mining Corp. PLC 1,160 15,277
Carpenter Technology Corp. 2,741 536,167
*Coeur Mining, Inc. 14,000 77,700
Commercial Metals Co. 5,111 227,644
#*Compass Minerals
International, Inc. 3,040 40,858
Corteva, Inc. 32,214 1,996,946
Crown Holdings, Inc. 10,370 998,942
DuPont de Nemours, Inc. 14,172 935,210
Ecolab, Inc. 6,560 1,649,381
Element Solutions, Inc. 32,750 668,427
*Flexible Solutions International,
Inc. 3,528 13,301
*Flotek Industries, Inc. 2,349 16,349
FMC Corp. 6,602 276,756
Graphic Packaging Holding Co. 12,189 308,504
Greif, Inc., Class A 1,782 93,519
Greif, Inc., Class B 464 25,784
#Hawkins, Inc. 1,901 231,504
HB Fuller Co. 2,653 143,368
Hecla Mining Co. 43,001 245,966
*Ingevity Corp. 1,824 60,155
Innospec, Inc. 1,925 172,249
International Flavors &
Fragrances, Inc. 5,936 465,739
*Intrepid Potash, Inc. 1,578 52,137
#*Ivanhoe Electric, Inc. 1,472 9,274
Kaiser Aluminum Corp. 485 31,263
*Knife River Corp. 2,845 265,666
Koppers Holdings, Inc. 1,760 44,106
Louisiana-Pacific Corp. 4,880 421,193
*Magnera Corp. 3,065 44,963
Materion Corp. 1,095 90,896
#*McEwen Mining, Inc. 8 62
Minerals Technologies, Inc. 2,244 115,768
Mosaic Co. (The) 4,038 122,755

21
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
MATERIALS — (Continued)
#*MP Materials Corp. 9,286 $ 227,136
NewMarket Corp. 423 260,272
Newmont Corp. 18,179 957,670
*Nexa Resources SA 3,550 20,732
Nucor Corp. 6,478 773,279
Packaging Corp. of America 1,983 368,065
*Perimeter Solutions, Inc. 17,113 173,355
PPG Industries, Inc. 13,161 1,432,706
#Quaker Chemical Corp. 1,478 156,579
Reliance, Inc. 6,606 1,904,047
Royal Gold, Inc. 4,836 883,585
RPM International, Inc. 14,300 1,526,525
Ryerson Holding Corp. 529 12,368
Scotts Miracle-Gro Co. (The) 3,357 169,126
Sealed Air Corp. 13,152 362,469
Sensient Technologies Corp. 1,927 181,042
Sherwin-Williams Co. (The) 11,689 4,125,282
Silgan Holdings, Inc. 6,451 333,194
Smurfit WestRock PLC 7,643 321,159
Sonoco Products Co. 7,304 299,464
Southern Copper Corp. 841 75,286
Steel Dynamics, Inc. 4,132 535,962
Stepan Co. 1,118 56,526
Sylvamo Corp. 3,327 198,356
TriMas Corp. 4,585 110,269
Trinseo PLC 1,650 6,567
Vulcan Materials Co. 4,613 1,210,128
Worthington Steel, Inc. 4,253 109,132
TOTAL MATERIALS 33,602,227
REAL ESTATE — (0.3%)
*AMREP Corp. 4 90
*CBRE Group, Inc., Class A 9,937 1,214,103
*Compass, Inc., Class A 13,828 106,752
*Comstock Holding Cos., Inc. 379 3,957
*CoStar Group, Inc. 10,585 785,089
*Cushman & Wakefield PLC 14,619 136,980
#eXp World Holdings, Inc. 1,482 13,575
*Five Point Holdings LLC, Class A 20 105
*Forestar Group, Inc. 1,760 33,898
*Howard Hughes Holdings, Inc. 1,698 112,968
*Jones Lang LaSalle, Inc. 3,971 903,045
Marcus & Millichap, Inc. 1,924 58,490
*Maui Land & Pineapple Co., Inc. 4 62
Millrose Properties, Inc. 2,032 50,881
Newmark Group, Inc., Class A 12,781 140,463
*Seaport Entertainment Group,
Inc. 426 8,158
St. Joe Co. (The) 1,030 43,590
*Stratus Properties, Inc. 654 10,379
*Zillow Group, Inc., Class A 2,803 184,942
*Zillow Group, Inc., Class C 10,350 696,865
TOTAL REAL ESTATE 4,504,392
UTILITIES — (0.8%)
American States Water Co. 2,831 229,622
American Water Works Co., Inc. 7,470 1,098,165
Shares Value†
UTILITIES — (Continued)
Artesian Resources Corp., Class
A 1,300 $ 46,176
Atmos Energy Corp. 6,526 1,048,271
Brookfield Renewable Corp. 11,896 338,560
California Water Service Group 4,259 215,718
Chesapeake Utilities Corp. 661 87,034
Consolidated Edison, Inc. 10,456 1,178,914
Consolidated Water Co., Ltd. 767 17,825
Edison International 20,063 1,073,571
Essential Utilities, Inc. 13,292 546,700
Eversource Energy 14,383 855,501
Exelon Corp. 20,286 951,413
Genie Energy, Ltd., Class B 2,930 43,276
Global Water Resources, Inc. 4 42
H2O America 2,248 127,552
MDU Resources Group, Inc. 3,034 52,003
Middlesex Water Co. 1,877 118,476
New Jersey Resources Corp. 11,362 556,056
Northwest Natural Holding Co. 2,609 112,448
ONE Gas, Inc. 3,756 294,884
Ormat Technologies, Inc. 2,473 179,540
Public Service Enterprise Group,
Inc. 7,044 563,027
*Pure Cycle Corp. 4 40
RGC Resources, Inc. 4 84
Southwest Gas Holdings, Inc. 5,440 392,822
Spire, Inc. 4,307 329,658
UGI Corp. 15,799 518,049
Unitil Corp. 1,212 71,096
York Water Co. (The) 1,200 42,240
TOTAL UTILITIES 11,088,763
TOTAL COMMON STOCKS 1,276,654,997
RIGHTS/WARRANTS — ( 0.0% )
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. CVR 1/2/2026 4 62
*<Chinook Therapeutics, Inc.
CVR 376 752
*<Imara, Inc. CVR 12 5
*<Opiant Pharma, Inc. CVR 4 –
*Poseida Therapeutics, Inc. CVR 3,400 1,700
TOTAL HEALTH CARE 2,519
INFORMATION TECHNOLOGY — (0.0%)
*Gen Digital, Inc. CVR 200 1,050
*M-Tron Industries, Inc. 2/28/2028 134 235
TOTAL INFORMATION
TECHNOLOGY 1,285
TOTAL RIGHTS/WARRANTS 3,804
TOTAL INVESTMENT SECURITIES — (97.2%)
(Cost $1,086,105,540) 1,276,658,801
SECURITIES LENDING COLLATERAL — (2.8%)
@The DFA Short Term Investment
Fund 3,146,799 36,392,726
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,122,498,266) $ 1,313,051,527

22
Dimensional US Sustainability Core 1 ETF
continued
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 122,068,535 $ — $ — $ 122,068,535
Consumer Discretionary ................ 148,659,415 — — 148,659,415
Consumer Staples .................... 68,709,028 — — 68,709,028
Energy ............................. 19,046,613 — — 19,046,613
Financials ........................... 239,960,451 6,612 — 239,967,063
Health Care ......................... 154,794,333 — — 154,794,333
Industrials ........................... 166,457,017 — — 166,457,017
Information Technology ................ 307,757,611 — — 307,757,611
Materials ........................... 33,602,227 — — 33,602,227
Real Estate .......................... 4,504,392 — — 4,504,392
Utilities ............................. 11,088,763 — — 11,088,763
Rights/Warrants
Health Care ......................... — 1,700 819 2,519
Information Technology ................ 1,285 — — 1,285
Securities Lending Collateral .............. — 36,392,726 — 36,392,726
Total Investments ....................... $1,276,649,670 $36,401,038 $819> $1,313,051,527
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

23
Dimensional International Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (96.0%)
AUSTRALIA — (5.0%)
#*29Metals, Ltd. 2,354 $ 181
*3P Learning, Ltd. 44 21
Accent Group, Ltd. 49,718 59,011
*Acrow, Ltd. 212 141
#*Adairs, Ltd., Class B 22,911 34,597
*Ainsworth Game Technology,
Ltd. 132 81
*Alkane Resources, Ltd. 1,910 984
*ALS, Ltd., Registered 18,639 205,010
*AMA Group, Ltd. 45,899 1,821
Amotiv, Ltd. 5,920 29,394
AMP, Ltd. 253,807 210,306
Ampol, Ltd. 16,004 242,692
*ANZ Group Holdings, Ltd. 57,344 1,095,607
#*Appen, Ltd. 16,252 8,319
#*Arafura Rare Earths, Ltd. 19,969 2,619
*ARB Corp., Ltd. 2,076 41,842
Aristocrat Leisure, Ltd. 23,287 995,926
ARN Media, Ltd. 408 146
#*Aroa Biosurgery, Ltd. 96 27
Atlas Arteria, Ltd., Class B 39,433 130,445
#*Audinate Group, Ltd. 1,057 4,153
*Aurelia Metals, Ltd. 2,088 394
Aussie Broadband, Ltd. 15,323 40,198
*Austal, Ltd. 44,298 150,507
*Austin Engineering, Ltd. 932 259
#Australian Clinical Labs, Ltd. 20,713 41,350
Australian Ethical Investment,
Ltd. 7,728 25,713
Autosports Group, Ltd. 80 99
*Baby Bunting Group, Ltd. 1,243 1,245
Bank of Queensland, Ltd. 67,039 319,995
Bapcor, Ltd. 21,435 69,810
*Beacon Lighting Group, Ltd. 123 260
*Bega Cheese, Ltd., Class B 18,437 66,652
*Bellevue Gold, Ltd. 58,325 33,960
Brambles, Ltd. 76,012 998,014
Bravura Solutions, Ltd. 27,949 39,164
Breville Group, Ltd. 10,952 199,997
*Capricorn Metals, Ltd. 12,769 75,575
*CAR Group, Ltd. 9,026 192,374
*Catalyst Metals, Ltd. 276 1,001
#*Catapult Group International,
Ltd. 1,696 4,438
Cedar Woods Properties, Ltd. 7,677 27,508
*Challenger, Ltd. 43,107 195,556
Champion Iron, Ltd. 21,777 63,678
#*ClearView Wealth, Ltd. 408 121
Cochlear, Ltd. 3,693 648,845
Codan, Ltd. 7,105 71,601
#*Cogstate, Ltd. 60 51
*Coles Group, Ltd. 30,684 416,615
*Collins Foods, Ltd., Class B 4,495 23,699
Shares Value†
AUSTRALIA — (Continued)
Commonwealth Bank of
Australia 26,945 $ 2,872,304
Computershare, Ltd. 37,902 987,523
CSL, Ltd. 5,222 839,098
Dalrymple Bay Infrastructure,
Ltd. 21,862 57,492
Data#3, Ltd. 17,451 81,288
#*Develop Global, Ltd. 2,039 4,227
*Dicker Data, Ltd. 8,038 43,305
Domain Holdings Australia,
Ltd. 22,606 62,053
Downer EDI, Ltd. 34,267 125,196
*Duratec, Ltd. 14 15
#Eagers Automotive, Ltd. 12,853 151,815
*<Elanor Investor Group 84 33
#*Electro Optic Systems
Holdings, Ltd., Class B 5,344 4,189
*Emeco Holdings, Ltd. 19,458 9,462
*Emerald Resources NL 46,912 120,366
Endeavour Group, Ltd. 50,241 128,265
#EQT Holdings, Ltd. 1,451 30,053
Evolution Mining, Ltd. 52,914 265,100
*Fenix Resources, Ltd. 778 142
Fiducian Group, Ltd. 20 124
#Finbar Group, Ltd. 252 123
*FleetPartners Group, Ltd. 15,563 27,882
Fleetwood, Ltd. 708 1,314
Fortescue, Ltd. 45,751 473,941
G8 Education, Ltd. 47,201 37,903
*Genesis Minerals, Ltd. 34,807 85,967
*Gold Road Resources, Ltd. 53,641 103,996
GR Engineering Services, Ltd. 12,075 21,788
GrainCorp, Ltd., Class A 28,146 119,761
#GWA Group, Ltd., Class B 18,546 28,242
*Hansen Technologies, Ltd. 12,908 44,682
Harvey Norman Holdings, Ltd. 26,770 89,583
*Healius, Ltd. 32,901 30,630
Helia Group, Ltd. 39,408 122,041
HUB24, Ltd., Registered 2,677 123,927
Imdex, Ltd. 45,113 85,442
#*Immutep, Ltd. 40,010 6,912
*ImpediMed, Ltd. 656 16
#*Imugene, Ltd. 85,667 1,316
Infomedia, Ltd. 22,417 17,786
*Insignia Financial, Ltd. 56,142 136,146
Insurance Australia Group, Ltd. 141,217 741,835
Integral Diagnostics, Ltd. 3,784 5,859
*IPH, Ltd. 11,243 32,876
IRESS, Ltd. 18,568 94,452
IVE Group, Ltd. 1,286 2,172
*James Hardie Industries PLC 13,035 308,596
*James Hardie Industries PLC,
Sponsored ADR 55 1,306
JB Hi-Fi, Ltd. 9,606 636,704

24
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
AUSTRALIA — (Continued)
*Judo Capital Holdings, Ltd.,
Registered 24,158 $ 27,514
Jupiter Mines, Ltd. 912 88
*Kelly Partners Group
Holdings, Ltd. 16 120
*Kogan.com, Ltd. 8,428 24,321
*Lendlease Corp., Ltd. 53,369 180,302
*Lindsay Australia, Ltd. 4,483 2,036
Lottery Corp., Ltd. (The) 56,066 187,261
Lovisa Holdings, Ltd. 5,004 79,821
Lycopodium, Ltd. 2,290 15,898
*Lynas Rare Earths, Ltd. 44,700 245,399
#Maas Group Holdings, Ltd. 2,288 5,783
#*Mach7 Technologies, Ltd. 264 57
Macmahon Holdings, Ltd. 146,783 25,358
Macquarie Group, Ltd. 6,316 781,786
Mader Group, Ltd. 812 3,304
Magellan Financial Group, Ltd. 23,555 115,599
McMillan Shakespeare, Ltd. 8,108 79,375
Medibank Pvt., Ltd., Class B 155,057 461,340
#*Mesoblast, Ltd., Registered 29,799 34,225
*Metals X, Ltd. 35,139 12,703
*Metcash, Ltd. 142,737 294,083
*Michael Hill International, Ltd.,
Class B 412 105
*Monadelphous Group, Ltd. 10,902 112,587
Monash IVF Group, Ltd. 27,371 14,711
Myer Holdings, Ltd. 74,182 34,175
*MyState, Ltd. 9,125 22,771
*Nanosonics, Ltd. 7,689 23,615
National Australia Bank, Ltd. 65,919 1,523,897
Netwealth Group, Ltd. 12,609 226,061
*nib holdings, Ltd., Class B 50,642 221,638
#Nick Scali, Ltd. 4,793 54,589
*Northern Star Resources, Ltd. 20,021 245,704
#*Novonix, Ltd. 14,180 3,856
*Nufarm, Ltd. 42,916 105,720
*Nuix, Ltd. 10,351 16,094
Objective Corp., Ltd. 2,291 22,941
#*OFX Group, Ltd. 13,301 9,617
#*Ora Banda Mining, Ltd. 12,228 7,785
*Orica, Ltd. 22,139 230,049
Orora, Ltd. 99,328 115,034
Peet, Ltd. 25,646 23,301
#*Peninsula Energy, Ltd. 280 111
*PeopleIN, Ltd. 2,266 1,102
Perenti, Ltd. 112,793 98,513
*Perpetual, Ltd. 5,290 56,052
Perseus Mining, Ltd. 119,051 255,185
*PEXA Group, Ltd. 9,491 73,299
*Pinnacle Investment
Management Group, Ltd. 6,501 75,207
#Platinum Asset Management,
Ltd., Class B 60,458 22,050
*PointsBet Holdings, Ltd. 3,132 2,194
Praemium, Ltd. 11,376 5,423
Premier Investments, Ltd. 8,090 108,134
Pro Medicus, Ltd. 4,462 654,967
Shares Value†
AUSTRALIA — (Continued)
#Propel Funeral Partners, Ltd. 4,275 $ 14,169
QBE Insurance Group, Ltd. 112,630 1,555,908
*Ramelius Resources, Ltd. 46,933 78,979
*Ramsay Health Care, Ltd. 3,356 71,420
REA Group, Ltd. 2,799 444,564
#*ReadyTech Holdings, Ltd. 60 81
#Reece, Ltd. 5,265 53,126
*Regis Resources, Ltd. 52,793 152,346
Reject Shop, Ltd. (The) 28 117
Reliance Worldwide Corp., Ltd. 49,982 134,320
*Resolute Mining, Ltd. 75,235 24,551
*Retail Food Group, Ltd. 48 54
Rio Tinto, Ltd. 2,785 208,670
*RPMGlobal Holdings, Ltd. 13,010 22,892
*Sandfire Resources, Ltd. 42,776 272,880
SEEK, Ltd. 18,564 253,123
Service Stream, Ltd. 62,189 74,410
SGH, Ltd., Registered 9,821 320,796
Shaver Shop Group, Ltd. 88 72
#Sigma Healthcare, Ltd. 175,161 338,471
Sims, Ltd. 5,291 49,495
SmartGroup Corp., Ltd. 19,150 95,819
Sonic Healthcare, Ltd. 16,523 275,723
*Southern Cross Electrical
Engineering, Ltd. 212 254
#*Southern Cross Media
Group, Ltd. 3,074 1,318
SRG Global, Ltd. 42,657 35,209
Steadfast Group, Ltd. 68,092 255,748
Suncorp Group, Ltd. 34,406 446,016
Super Retail Group, Ltd. 12,040 103,308
#*Syrah Resources, Ltd. 8,296 1,327
*Tabcorp Holdings, Ltd., Class
S 116,341 41,687
#*Talga Group, Ltd. 980 266
Technology One, Ltd. 24,243 466,286
#*Telix Pharmaceuticals, Ltd. 3,763 65,322
*Temple & Webster Group,
Ltd. 2,147 24,453
*Transurban Group 41,210 372,055
Treasury Wine Estates, Ltd.,
Class B 52,536 300,519
#*Tyro Payments, Ltd. 47,653 24,545
Universal Store Holdings, Ltd. 64 317
*Vault Minerals, Ltd., Class B 204,040 56,138
Ventia Services Group Pty,
Ltd. 58,782 159,473
ΩViva Energy Group, Ltd. 111,112 122,283
*Vulcan Energy Resources,
Ltd. 13,596 42,192
Vulcan Steel, Ltd. 6,873 32,411
*WEB Travel Group, Ltd. 17,818 49,138
*Webjet Group, Ltd. 13,322 5,413
Wesfarmers, Ltd. 20,935 1,049,114
*West African Resources, Ltd. 42,937 65,661
*Westgold Resources, Ltd. 3,372 6,420
Westgold Resources, Ltd. 32,638 62,024
Westpac Banking Corp. 80,552 1,692,609
*WiseTech Global, Ltd. 3,645 206,451

25
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
AUSTRALIA — (Continued)
Woolworths Group, Ltd. 39,292 $ 793,699
Worley, Ltd. 33,313 265,162
*Xero, Ltd. 8,489 891,827
TOTAL AUSTRALIA 34,960,741
AUSTRIA — (0.5%)
ANDRITZ AG 5,520 395,630
ΩBAWAG Group AG 7,340 807,258
CA Immobilien Anlagen AG 1,389 37,611
*DO & CO AG 340 54,341
Erste Group Bank AG 10,681 721,821
*Eurotelesites AG 6,452 36,818
*Lenzing AG 722 22,693
Oesterreichische Post AG 1,338 45,249
Palfinger AG 1,104 35,955
Porr Ag 1,547 54,164
Raiffeisen Bank International
AG, Class V 2,287 61,042
*Schoeller-Bleckmann Oilfield
Equipment AG 1,050 37,419
Strabag SE, Class R 2,073 182,135
Telekom Austria AG 7,890 83,591
#*UBM Development AG 8 175
UNIQA Insurance Group AG 13,308 154,305
Verbund AG 3,688 283,821
Vienna Insurance Group AG
Wiener Versicherung Gruppe 2,682 127,743
Wienerberger AG 2,858 100,324
Zumtobel Group AG 44 231
TOTAL AUSTRIA 3,242,326
BELGIUM — (1.0%)
Ackermans & van Haaren NV 1,488 364,008
Ageas SA/NV, Class B 15,195 954,330
*Anheuser-Busch InBev SA/
NV 7,040 460,957
*Argenx SE 14 9,040
*Argenx SE, Sponsored ADR 1,336 861,907
Azelis Group NV 12,443 192,932
Bekaert SA 2,100 80,925
Cie d'Entreprises CFE 8 70
Colruyt Group N.V, Registered 5,439 262,150
Deceuninck NV 96 233
D'ieteren Group 849 169,568
Econocom Group SA/NV 9,659 20,049
Elia Group SA/NV 1,700 184,745
EVS Broadcast Equipment SA 842 35,175
Fagron 6,853 159,698
Greenyard NV 36 292
#*Immobel SA 8 164
Ion Beam Applications 71 843
Jensen-Group NV 4 195
KBC Group NV 19,300 1,778,399
Lotus Bakeries NV 25 240,423
Melexis NV 1,090 65,237
*Orange Belgium SA,
Registered 693 11,895
Proximus SADP 8,687 66,854
Recticel SA 3,506 42,405
Tessenderlo Group SA 1,399 41,507
Shares Value†
BELGIUM — (Continued)
UCB SA 5,198 $ 952,208
#*Van de Velde NV 8 300
VGP NV 960 88,830
Viohalco SA 76 474
TOTAL BELGIUM 7,045,813
CANADA — (9.8%)
#*5N Plus, Inc. 12,436 59,781
*Acadian Timber Corp. 20 250
*ACT Energy Technologies,
Ltd. 3,800 13,342
ADENTRA, Inc. 2,481 48,514
Aecon Group, Inc. 3,802 44,425
#Ag Growth International, Inc. 1,170 28,138
*AGF Management, Ltd.,
Class B 3,200 23,769
Agnico Eagle Mines, Ltd. 16 1,877
Agnico Eagle Mines, Ltd., ADR 14,548 1,710,554
AirBoss of America Corp. 56 158
Alamos Gold, Inc., Class B 37,174 1,060,202
AltaGas, Ltd. 17,766 524,761
Altus Group, Ltd. 1,588 59,023
Amerigo Resources, Ltd. 402 503
Andrew Peller, Ltd., Class A 56 181
*Aritzia, Inc., Class B 8,586 301,408
AtCo., Ltd., Class I 5,168 193,917
AtkinsRealis Group, Inc., Class
B 14,425 712,948
*ATS Corp. 556 13,984
*ATS Corp. 1,783 44,860
Aura Minerals, Inc. 888 18,322
#*AutoCanada, Inc. 1,219 13,758
B2Gold Corp. 32,883 102,266
B2Gold Corp. 919 2,868
Bank of Montreal 12,292 1,175,451
Bank of Montreal, ADR 8,445 806,329
Bank of Nova Scotia (The) 5,506 274,961
Bank of Nova Scotia (The),
ADR 27,520 1,375,450
*Bausch + Lomb Corp. 2,600 30,056
#*Bausch Health Cos., Inc. 4,826 25,610
*Bausch Health Cos., Inc.,
ADR 6,315 33,469
#BCE, Inc. 340 7,542
BCE, Inc., ADR 3,690 82,103
Bird Construction, Inc. 7,268 111,075
#*Bitfarms, Ltd. 13,557 13,542
#*Bitfarms, Ltd. 764 769
Black Diamond Group, Ltd. 4,248 25,033
#*BlackBerry, Ltd. 1,375 4,675
*Bombardier, Inc., Class B 4 265
*Bombardier, Inc., Class B 6,223 410,512
Boralex, Inc., Class A 9,836 218,040
Boyd Group Services, Inc. 1,249 179,036
*Bragg Gaming Group, Inc. 78 305
Brookfield Corp. 1,608 86,215
Brookfield Corp., ADR 30,697 1,647,508
Brookfield Infrastructure Corp. 2,976 111,421
Brookfield Renewable Corp. 9,138 260,067

26
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
CANADA — (Continued)
Brookfield Wealth Solutions,
Ltd. 133 $ 7,137
*CAE, Inc. 13,716 343,174
*Calfrac Well Services, Ltd. 934 2,238
Calian Group, Ltd., Registered 121 4,168
*Calibre Mining Corp.,
Registered 31,719 74,171
Cameco Corp. 94 4,235
#Cameco Corp., ADR 6,670 301,150
Canaccord Genuity Group,
Inc., Class A 1,072 6,558
*Canada Goose Holdings, Inc. 63 526
#*Canada Goose Holdings,
Inc., Class A, ADR 2,569 21,477
Canadian Imperial Bank of
Commerce 7,026 442,272
Canadian Imperial Bank of
Commerce, ADR 19,190 1,208,010
*Canadian Tire Corp., Ltd.,
Class A 4,555 497,544
Canadian Utilities, Ltd., Class
A 8,302 231,937
*Canfor Corp. 5,386 51,353
Cascades, Inc. 4,962 31,720
CCL Industries, Inc. 14,764 769,998
*Celestica, Inc. 93 7,920
*Celestica, Inc. 6,902 589,086
Centerra Gold, Inc. 29,688 198,379
CES Energy Solutions Corp. 28,658 126,142
CGI, Inc., ADR 8,504 901,934
CI Financial Corp., Registered 11,465 259,380
*Cineplex, Inc. 1,349 9,639
Cogeco Communications, Inc. 1,332 65,380
Cogeco, Inc. 186 8,634
Colliers International Group,
Inc. 4,166 497,295
Computer Modelling Group,
Ltd. 5,966 34,337
Constellation Software, Inc. 629 2,262,428
Corby Spirit and Wine, Ltd. 46 508
*Culico Metals, Inc. 400 36
Definity Financial Corp. 8,226 409,781
dentalcorp Holdings, Ltd. 7,354 44,774
*Descartes Systems Group,
Inc. (The) 3,221 339,461
Dollarama, Inc. 12,680 1,561,477
Doman Building Materials
Group, Ltd. 7,783 38,766
*Dorel Industries, Inc., Class B 28 34
DREAM Unlimited Corp. 2,447 33,677
Dundee Precious Metals, Inc. 4,632 60,595
Dye & Durham, Ltd. 1,690 10,938
Dynacor Group, Inc. 24 83
E-L Financial Corp., Ltd. 109 106,704
*Eldorado Gold Corp. 19,207 361,860
*Eldorado Gold Corp., Class B 86 1,615
Empire Co., Ltd., Class A 13,525 501,325
Enbridge, Inc. 22,726 1,061,077
Enbridge, Inc. 17 793
Shares Value†
CANADA — (Continued)
Endeavour Mining PLC 8,987 $ 243,006
*Endeavour Silver Corp. 2,482 8,984
#*Endeavour Silver Corp. 10,024 36,487
Enerflex, Ltd. 4,743 31,067
Enerflex, Ltd. 12,720 83,063
Enghouse Systems, Ltd. 1,847 33,496
*Ensign Energy Services, Inc. 3,759 4,898
#EQB, Inc. 3,352 231,289
*Equinox Gold Corp. 23,703 158,810
#*ERO Copper Corp. 579 7,218
*ERO Copper Corp. 7,630 95,146
Evertz Technologies, Ltd.,
Class B 44 350
Extendicare, Inc. 4,246 42,420
Fairfax Financial Holdings, Ltd. 1,179 1,837,082
Finning International, Inc. 14,527 409,213
First Majestic Silver Corp. 29,796 186,523
First Majestic Silver Corp. 93 580
FirstService Corp., ADR 3,269 573,808
*Foraco International SA,
Registered 180 232
*Fortuna Mining Corp., ADR 34,059 212,869
*GDI Integrated Facility
Services, Inc. 194 4,411
George Weston, Ltd. 4,108 798,819
Gibson Energy, Inc. 28,051 440,474
*GoGold Resources, Inc. 21,900 28,063
Great-West Lifeco, Inc. 9,868 382,989
Hammond Power Solutions,
Inc. 740 49,180
Hudbay Minerals, Inc., Class A 41,880 304,468
Hudbay Minerals, Inc., Class A 117 850
ΩHydro One, Ltd., Class R 11,870 455,792
iA Financial Corp., Inc. 8,396 814,010
*IAMGOLD Corp. 13,125 92,925
IGM Financial, Inc. 9,134 289,698
Information Services Corp. 1,832 35,385
Innergex Renewable Energy,
Inc. 6,197 60,925
Intact Financial Corp. 5,025 1,113,809
*Interfor Corp. 2,948 28,342
#*Ivanhoe Mines, Ltd. 3,056 27,080
ΩJamieson Wellness, Inc. 1,168 27,016
*K92 Mining, Inc., Class B 18,351 168,458
K-Bro Linen, Inc. 12 304
Keyera Corp. 19,941 617,734
Kinross Gold Corp. 55,855 824,420
Kinross Gold Corp. 2,240 33,001
*KP Tissue, Inc. 8 46
Lassonde Industries, Inc.,
Class A 200 30,010
*Laurentian Bank of Canada 5,369 106,346
#*Lightspeed Commerce, Inc. 54 527
#*Lightspeed Commerce, Inc. 9,769 95,736
#Linamar Corp. 1,000 36,625
Loblaw Cos., Ltd. 5,221 845,913
*Lucara Diamond Corp. 192 49
Lundin Gold, Inc. 15,449 628,898

27
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
CANADA — (Continued)
Lundin Mining Corp.,
Registered 60,479 $ 493,885
#Magna International, Inc.,
ADR 8,571 297,928
Mainstreet Equity Corp. 200 26,959
*Major Drilling Group
International, Inc. 6,161 38,894
*Mandalay Resources Corp. 28 109
#*Mattr Corp. 6,209 42,793
*MDA Space, Ltd. 8,907 173,523
Melcor Developments, Ltd. 44 385
Metro, Inc. 10,002 769,284
*Morguard Corp. 32 2,687
MTY Food Group, Inc., Class
R 831 26,092
National Bank of Canada 24,080 2,110,770
Neo Performance Materials,
Inc., Registered 2,300 18,666
*New Gold, Inc. 12,162 48,338
*New Gold, Inc. 40,883 162,714
*NFI Group, Inc. 3,849 32,323
North West Co., Inc. (The) 5,628 225,316
Nutrien, Ltd. 9,656 550,875
OceanaGold Corp. 59,951 211,801
#Open Text Corp., ADR 11,722 317,666
*Orla Mining, Ltd. 6,636 72,996
Osisko Gold Royalties, Ltd. 12,102 290,811
*Osisko Gold Royalties, Ltd. 100 2,392
Pan American Silver Corp. 26,568 668,982
Parkland Corp. 17,836 448,450
Pason Systems, Inc. 12,478 99,188
*Perpetua Resources Corp. 20 295
Pet Valu Holdings, Ltd. 1,830 37,904
PHX Energy Services Corp. 5,415 29,676
Polaris Renewable Energy,
Inc. 1,033 8,952
#Pollard Banknote, Ltd. 34 504
#*Precision Drilling Corp. 1,104 46,101
#*Precision Drilling Corp. 775 32,333
Premium Brands Holdings
Corp. 3,045 172,807
Pulse Seismic, Inc. 52 98
#*Quarterhill, Inc., Class B 200 204
Quebecor, Inc., Class B 16,220 444,104
RB Global, Inc. 6,371 641,560
RB Global, Inc. 149 14,986
*Real Matters, Inc. 249 1,083
#Restaurant Brands
International, Inc. 12,660 815,304
Richelieu Hardware, Ltd. 3,091 72,973
#Rogers Communications,
Inc., Class B 4,026 104,752
Rogers Communications, Inc.,
Class B, ADR 14,817 386,576
Royal Bank of Canada 41,164 4,931,157
#Royal Bank of Canada, ADR 4,852 581,658
Russel Metals, Inc. 5,422 157,011
Sandstorm Gold, Ltd., ADR 19,177 166,840
*Sangoma Technologies Corp. 20 112
Shares Value†
CANADA — (Continued)
*Saturn Oil & Gas, Inc. 5,800 $ 6,466
Savaria Corp. 3,147 39,551
Secure Waste Infrastructure
Corp., Class B 32,394 307,922
*Shopify, Inc., Class A 20,701 1,966,595
Sienna Senior Living, Inc. 5,692 69,764
Ω*Spin Master Corp. 1,925 33,976
Sprott, Inc. 18 944
Sprott, Inc. 938 49,254
*SSR Mining, Inc., Registered 4,399 46,751
Stantec, Inc. 9,345 820,491
Stantec, Inc. 379 33,200
Stella-Jones, Inc. 5,604 274,256
Ω*STEP Energy Services, Ltd. 569 1,607
StorageVault Canada, Inc.,
Class B 6,852 18,701
Sun Life Financial, Inc. 8,802 523,481
Sun Life Financial, Inc. 23,106 1,375,962
Supremex, Inc. 36 100
Sylogist, Ltd. 1,667 10,270
*Taiga Building Products, Ltd. 72 201
#*Taseko Mines, Ltd. 3,007 6,856
*Taseko Mines, Ltd. 385 872
Teck Resources, Ltd., Class A 3,127 106,287
TerraVest Industries, Inc. 1,775 184,645
TFI International, Inc. 1,281 104,184
Thomson Reuters Corp., ADR 4,912 913,534
#*Tidewater Midstream and
Infrastructure, Ltd. 5,819 1,180
TMX Group, Ltd. 12,999 525,776
*Torex Gold Resources, Inc.,
Class A 9,092 293,895
Toromont Industries, Ltd. 6,821 575,980
Toronto-Dominion Bank (The) 6,191 394,820
Toronto-Dominion Bank (The),
ADR 41,618 2,654,396
Total Energy Services, Inc. 6,427 41,224
Transcontinental, Inc., Class A 8,594 116,967
Trican Well Service, Ltd. 20,493 60,086
Triple Flag Precious Metals
Corp. 3,585 74,532
Triple Flag Precious Metals
Corp. 18 373
*Trisura Group, Ltd., Class B 2,033 55,708
*Valeura Energy, Inc. 5,106 27,798
Vecima Networks, Inc. 4 29
*<Victoria Gold Corp. 80 10
*Viemed Healthcare, Inc. 723 5,112
*Vitalhub Corp. 144 1,173
Wajax Corp. 383 4,888
*Well Health Technologies
Corp. 22,806 65,382
*Wesdome Gold Mines, Ltd. 19,560 240,163
#West Fraser Timber Co., Ltd. 3,610 267,068
West Fraser Timber Co., Ltd. 37 2,734
#*Western Forest Products,
Inc. 3,118 869
#Wheaton Precious Metals
Corp. 12,038 1,005,414

28
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
CANADA — (Continued)
Winpak, Ltd., Class A 2,004 $ 61,964
WSP Global, Inc. 5,790 1,024,285
Yellow Pages, Ltd. 43 315
TOTAL CANADA 68,068,641
DENMARK — (2.8%)
*ALK-Abello A/S 8,593 198,941
Alm Brand A/S 71,054 169,046
Ambu A/S, Class B 8,374 150,122
*Bang & Olufsen A/S 15,710 30,963
*Bavarian Nordic A/S 8,444 201,086
Carlsberg A/S, Class B 1,785 243,548
cBrain A/S 360 9,333
Chemometec A/S 845 60,671
Coloplast A/S, Class B 4,438 501,565
Columbus A/S 136 242
Danske Bank A/S 31,961 1,118,193
*Demant A/S 5,377 195,246
DSV A/S 5,562 1,177,555
FLSmidth & Co. A/S,
Registered 4,433 209,177
*Genmab A/S 4,980 1,054,338
*Genmab A/S, Class S, ADR 2,300 48,645
#*GN Store Nord A/S 6,794 102,012
H Lundbeck A/S, Class A 23,334 111,384
H Lundbeck A/S, Class A 2,094 8,659
*H+H International A/S, Class
B 227 4,156
ISS A/S 17,411 438,096
Jyske Bank A/S, Registered 5,520 452,752
Matas A/S 3,127 64,679
MT Hoejgaard Holding A/S 8 313
Ω*Netcompany Group A/S 5,392 242,274
*Nilfisk Holding A/S, Class B 613 8,114
*NKT A/S 4,448 362,116
Ω*NNIT A/S 32 353
Novo Nordisk A/S, Class B 100,292 6,646,467
Novonesis Novozymes B 19,729 1,280,419
*NTG Nordic Transport Group
A/S 586 22,269
Ω*Orsted A/S 5,236 208,787
Pandora A/S 7,484 1,108,217
Per Aarsleff Holding A/S 1,480 119,023
Ringkjoebing Landbobank A/S 2,580 493,959
Royal Unibrew A/S 3,958 315,593
*RTX A/S 12 114
Schouw & Co. A/S 1,165 106,112
Solar A/S, B Shares 606 23,445
SP Group A/S 1,581 64,777
*Spar Nord Bank A/S 6,521 209,969
Sparekassen Sjaelland-Fyn
A/S 353 15,296
Sydbank A/S 5,911 378,134
TCM Group A/S 24 285
Tivoli A/S 130 12,199
*Trifork Group AG 775 10,978
Tryg A/S 24,370 583,504
Vestas Wind Systems A/S 20,469 272,049
Shares Value†
DENMARK — (Continued)
*Zealand Pharma A/S 957 $ 67,284
TOTAL DENMARK 19,102,459
FINLAND — (2.0%)
Aktia Bank OYJ 3,425 38,895
Alma Media OYJ 1,079 14,167
Anora Group OYJ 1,205 4,493
#Citycon OYJ 1,294 5,198
Digia OYJ 20 151
Elisa OYJ 8,636 461,594
ΩEnento Group OYJ 1,075 20,799
#eQ OYJ 12 139
Fiskars OYJ Abp 1,017 16,925
Fortum OYJ 27,533 461,491
F-Secure OYJ 9,622 21,263
Gofore OYJ 188 3,368
Harvia OYJ 1,125 51,985
Hiab OYJ, Class B 4,840 230,088
Huhtamaki OYJ 9,462 348,708
*Incap OYJ 934 10,256
Kalmar OYJ, Class B 3,249 102,969
Kamux Corp. 387 1,025
Kemira OYJ 9,823 202,668
Kesko OYJ, Class A 35,747 820,836
Kesko OYJ, Class B 5,325 119,248
*Kojamo OYJ 6,143 71,577
Kone OYJ, Class B 14,310 886,547
Konecranes OYJ 5,336 356,663
Lassila & Tikanoja OYJ, Class
A 2,123 22,830
*Lindex Group OYJ 9,026 27,087
Mandatum OYJ 58,317 411,938
Marimekko OYJ 2,546 35,251
#Metsa Board OYJ 12 82
Metso OYJ, Class B 64,051 695,919
Neste OYJ, Registered 7,395 76,968
Nokia OYJ 58,505 291,893
Nokia OYJ, Sponsored ADR 37,151 185,384
Nokian Renkaat OYJ, Class B 6,811 54,236
Nordea Bank Abp 215,959 2,988,861
Olvi OYJ, A Shares 642 24,120
Oma Saastopankki OYJ 37 383
Oriola OYJ, Class B 1,873 2,325
#Orion OYJ, Class A 1,300 80,790
Orion OYJ, Class B 8,793 551,249
Outokumpu OYJ 22,702 87,071
Pihlajalinna OYJ 40 632
Ponsse OYJ 20 616
Puuilo OYJ 4,911 70,006
*QT Group OYJ 1,979 128,791
Raisio OYJ, Class V 15,622 43,596
*Rapala VMC OYJ 16 24
Revenio Group OYJ 1,331 41,608
Sampo OYJ, A Shares 13,425 134,057
Sampo OYJ, A Shares 103,994 1,042,422
Sanoma OYJ 7,734 85,191
Scanfil OYJ 28 278
Siili Solutions OYJ 8 58
Stora Enso OYJ, Class B 19,054 176,873

29
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
FINLAND — (Continued)
Talenom OYJ 24 $ 97
ΩTerveystalo OYJ 18,994 264,280
TietoEVRY OYJ 9,142 163,989
Tokmanni Group Corp. 5,458 86,166
UPM-Kymmene OYJ 13,051 345,969
Vaisala OYJ, A Shares 1,853 98,685
Valmet OYJ 13,030 397,551
Wartsila OYJ Abp 35,279 652,082
#*WithSecure OYJ 2,346 2,501
*YIT OYJ 9,265 27,025
TOTAL FINLAND 13,549,937
FRANCE — (8.3%)
*74Software SA 33 1,279
Aeroports de Paris SA 1,496 186,724
Airbus SE 15,570 2,604,263
AKWEL SADIR, Class B 8 67
*Alstom SA 24,223 584,304
Alten SA 209 17,569
ΩAmundi SA 5,989 472,135
Arkema SA 3,993 302,528
#Assystem SA 73 3,170
Aubay 531 27,766
*AXA SA 35,900 1,696,445
Ω#Ayvens SA 20,798 210,770
*Bastide le Confort Medical 4 124
Beneteau SACA 2,752 25,105
BioMerieux 2,046 276,072
BNP Paribas SA 22,469 1,897,490
Boiron SA, Class A 8 221
Bollore SE, Class A 2,538 15,695
*Bouygues SA 11,138 489,986
Bureau Veritas SA 24,188 766,581
*Canal+ SA 50,292 114,534
Capgemini SE 8,518 1,354,146
Carrefour SA 47,865 739,712
Catana Group 287 1,108
CBo Territoria 68 288
*Cegedim SA 16 217
Cie des Alpes, Registered 1,673 32,939
Cie Generale des
Etablissements Michelin SCA 5,667 207,238
*Claranova SE, Registered 100 270
#*Clariane SE, Registered 1,359 5,750
Coface SA 12,503 255,972
Credit Agricole SA 31,460 589,719
*Danone SA 11,421 986,176
Dassault Aviation SA 1,019 367,197
Dassault Systemes SE 15,689 585,685
Derichebourg SA 8,598 59,180
Eiffage SA, Class P 6,409 872,431
*Ekinops SAS 20 75
Ω*Elior Group SA 12,487 37,814
Elis SA 8,028 205,879
*EssilorLuxottica SA, Class B 1,929 554,119
Esso SA Francaise 263 42,244
Eurofins Scientific SE 5,123 323,092
ΩEuronext NV 2,936 490,613
Ω*FDJ UNITED 12,505 446,922
Shares Value†
FRANCE — (Continued)
Fnac Darty SA 1,363 $ 47,497
Forvia SE 3,702 28,515
Gaztransport Et Technigaz SA 4,210 688,187
Getlink SE 26,012 493,214
GL Events SACA 42 1,050
Groupe Crit SA 145 11,208
Groupe SFPI 56 137
#Guerbet 4 91
Hermes International SCA,
Class B 1,315 3,574,133
*ID Logistics Group SACA 169 75,884
Imerys SA 818 27,226
#Infotel SA 683 34,006
Interparfums SA 1,343 53,105
Ipsen SA 3,760 436,394
IPSOS SA 3,492 165,053
#Jacquet Metals SACA 1,568 36,985
*JCDecaux SE 4,824 83,955
Kaufman & Broad SA 1,612 63,311
Kering SA, Class A 905 183,469
Laurent-Perrier 44 4,852
Lectra 237 6,129
Legrand SA 9,407 1,029,776
Linedata Services 1 84
LISI SA 299 9,398
*L'Oreal SA 8,917 3,922,791
*Louis Hachette Group 38,707 60,676
*Lumibird 12 154
LVMH Moet Hennessy Louis
Vuitton SE 12,093 6,707,030
Ω#Maisons du Monde SA 604 1,885
Manitou BF SA 631 14,561
*Metropole Television SA 2,171 34,057
Nexans SA 2,428 265,515
*Nexity SA 4,182 43,664
Opmobility, Registered 3,859 43,056
Orange SA 175,211 2,546,405
Pernod Ricard SA 2,988 323,425
Pluxee NV 5,054 113,639
Publicis Groupe SA 10,418 1,057,077
Quadient SA 1,983 37,555
Renault SA 13,658 723,966
Rexel SA 21,700 601,640
Robertet SA, Class A 42 39,006
Rubis SCA 9,489 308,066
Safran SA, Class B 10,375 2,747,954
Sanofi SA 21,470 2,340,540
Sartorius Stedim Biotech 384 90,009
Schneider Electric SE 9,540 2,214,469
SCOR SE 18,462 578,813
SEB SA 1,180 110,931
#SES SA 3,857 20,423
Ω*SMCP SA 1,727 6,213
Societe BIC SA 2,315 150,000
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 4 462
Societe Generale SA 29,875 1,548,596

30
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
FRANCE — (Continued)
*SOITEC 34 $ 1,917
Sopra Steria Group 1,313 268,660
SPIE SA 13,374 654,333
*Stef SA 89 12,849
Sword Group 366 13,002
*Synergie SE 20 693
Technip Energies NV 22,564 772,054
Teleperformance SE 3,383 370,949
Television Francaise 1 SA 6,128 58,515
Thales SA 4,150 1,155,320
Thermador Groupe 664 49,893
Trigano SA 670 79,437
Valeo SE 10,351 101,992
*Vallourec SACA 15,034 278,651
Vetoquinol SA 121 10,234
VIEL & Cie SA 831 12,753
Vinci SA 15,013 2,092,297
Virbac SACA 217 76,506
#*Viridien 891 52,962
Vivendi SE 49,733 154,564
#*Voltalia SA, Class A 3,098 25,708
#Wavestone 478 25,511
TOTAL FRANCE 57,826,651
GERMANY — (7.9%)
7C Solarparken AG 1,245 2,845
Adesso SE 374 41,579
adidas AG 6,113 1,401,605
Adtran Networks SE 754 17,399
All for One Group SE 4 257
Allgeier SE 12 277
Allianz SE, Registered 6,055 2,506,111
AlzChem Group AG 1,045 134,233
Amadeus Fire AG 381 32,396
Atoss Software SE 593 89,115
ΩAumann AG 105 1,587
#Aurubis AG 2,951 256,791
Ω*Auto1 Group SE 832 19,918
Bayerische Motoren Werke AG 10,379 876,617
Bechtle AG 4,419 187,872
Beiersdorf AG, Class B 3,946 556,217
Bijou Brigitte AG 18 867
Bilfinger SE 1,992 168,925
#Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 9,631 35,910
Brenntag SE 8,470 564,025
CANCOM SE 2,695 82,563
*CECONOMY AG 18,980 67,423
CENIT AG 4 38
Cewe Stiftung & Co. KGAA 448 51,945
*Commerzbank AG 33,641 887,966
Continental AG 5,799 451,158
*Covestro AG 9,196 620,942
CTS Eventim AG & Co. KGaA 5,143 606,847
Daimler Truck Holding AG 37,690 1,506,400
Deutsche Bank AG,
Registered 32,766 855,931
Deutsche Boerse AG 7,448 2,400,259
Shares Value†
GERMANY — (Continued)
Deutsche Post AG 32,719 $ 1,395,123
Deutsche Telekom AG 59,209 2,126,866
Deutsche Wohnen SE 1,543 39,202
Deutz AG 10,468 80,798
*Dr. Hoenle AG 8 78
Draegerwerk AG & Co. KGaA 4 225
Duerr AG 6,582 155,253
ΩDWS Group GmbH & Co.
KGaA 4,164 218,306
E.ON SE 140,819 2,467,574
Elmos Semiconductor SE 613 41,461
ElringKlinger AG 283 1,568
Evonik Industries AG 17,428 391,273
#*Evotec SE 330 2,750
Fabasoft AG 656 12,789
Fielmann Group AG 1,301 73,946
flatexDEGIRO AG 8,242 216,426
#*Fraport AG Frankfurt Airport
Services Worldwide 2,389 158,189
Freenet AG 11,661 485,687
Fresenius Medical Care AG 7,825 395,920
*Fresenius SE & Co. KGaA 7,605 361,361
Friedrich Vorwerk Group SE 163 11,099
FUCHS SE 3,656 140,264
GEA Group AG, Registered 17,693 1,152,448
Gesco SE 36 659
GFT Technologies SE 1,592 44,881
*Grand City Properties SA 4,601 54,917
H&R GmbH & Co. KGaA 20 93
Hannover Rueck SE 4,696 1,507,503
Hawesko Holding SE 4 112
*Heidelberger Druckmaschinen
AG 16,529 22,735
*Hella GmbH & Co. KGaA 797 80,089
*HelloFresh SE, Registered 4,582 47,680
Henkel AG & Co. KGaA 4,522 319,218
Hensoldt AG 4,840 375,228
HOCHTIEF AG 1,407 265,502
Hornbach Holding AG & Co.
KGaA 1,030 116,032
HUGO BOSS AG 4,122 171,356
Indus Holding AG 2,121 59,673
Infineon Technologies AG 40,592 1,333,071
Init Innovation in Traffic
Systems SE 568 25,310
ΩInstone Real Estate Group
SE 3,629 33,497
IVU Traffic Technologies AG 685 14,600
Jenoptik AG 3,322 65,783
ΩJOST Werke SE 736 41,456
K+S AG, Class B 6,514 113,516
KION Group AG 5,624 237,951
Kloeckner & Co. SE 1,818 14,570
Knorr-Bremse AG 7,872 780,310
*Koenig & Bauer AG 28 518
Kontron AG 3,295 79,706
Krones AG 1,480 216,019
KWS Saat SE & Co. KGaA 937 59,115
LANXESS AG 9,156 272,900

31
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
GERMANY — (Continued)
Leifheit AG, Registered 8 $ 197
*MAX Automation SE 28 172
*Medios AG 2,156 28,626
Mercedes-Benz Group AG 28,664 1,709,674
MLP SE, Registered 3,233 29,291
MTU Aero Engines AG, Class
R 1,820 628,735
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,091 2,797,710
#*Nagarro SE 757 53,783
Nemetschek SE, Registered 4,358 576,146
*Nordex SE 9,805 183,795
Norma Group SE 1,170 14,603
*Pentixapharm Holding AG 869 2,865
Pfeiffer Vacuum Technology
AG 108 19,103
*ProSiebenSat.1 Media SE 16,830 117,563
*QIAGEN NV 11,714 500,773
Rational AG 657 562,001
Rheinmetall AG 1,149 1,957,885
#RTL Group SA 2,515 102,922
SAF-Holland SE 1,967 35,597
SAP SE 16,119 4,677,937
SAP SE, Sponsored ADR 412 120,382
Secunet Security Networks AG 66 15,380
Siemens AG, Registered 19,077 4,379,448
*Siemens Energy AG 16,632 1,276,941
ΩSiemens Healthineers AG 6,498 349,977
Sixt SE 1,065 101,088
STRATEC SE 69 1,882
Stroeer SE & Co. KGaA 2,222 132,608
SUSS MicroTec SE 1,270 48,305
Symrise AG 11,333 1,308,248
*TAG Immobilien AG 15,274 248,287
Takkt AG 1,655 14,298
Talanx AG 5,249 602,051
Ω*TeamViewer SE, Class R 17,149 262,586
Technotrans SE 8 164
United Internet AG 6,281 142,013
Volkswagen AG, Registered,
Class R 202 22,469
Vossloh AG, Class A 609 47,906
Wacker Neuson SE 1,350 36,217
Washtec AG 598 28,891
*Westwing Group SE 7 61
Wuestenrot &
Wuerttembergische AG 2,682 43,293
Ω*Zalando SE 18,018 654,809
TOTAL GERMANY 54,545,306
HONG KONG — (0.8%)
AIA Group, Ltd. 272,000 2,037,887
ASMPT, Ltd. 9,900 66,641
BOC Hong Kong Holdings, Ltd. 66,000 274,053
ΩBudweiser Brewing Co.
APAC, Ltd. 28,000 29,680
Shares Value†
HONG KONG — (Continued)
*Central New Energy Holding
Group, Ltd. 20,000 $ 27,648
Chow Sang Sang Holdings
International, Ltd. 23,000 22,541
CITIC Telecom International
Holdings, Ltd. 196,000 59,649
CK Asset Holdings, Ltd. 39,500 161,724
CTF Services, Ltd. 57,000 53,952
Dah Sing Banking Group, Ltd. 25,600 27,631
Dah Sing Financial Holdings,
Ltd. 13,200 48,172
*Far East Consortium
International, Ltd. 2,042 234
Giordano International, Ltd.,
Registered 52,000 9,991
Great Eagle Holdings, Ltd. 23,000 38,557
Guoco Group, Ltd. 3,000 24,237
Guotai Junan International
Holdings, Ltd. 290,000 37,397
Hang Lung Group, Ltd. 42,000 60,335
*Hang Lung Properties, Ltd. 76,804 63,090
Hang Seng Bank, Ltd. 14,800 206,693
HKBN, Ltd. 23,000 15,037
*Hong Kong Technology
Venture Co., Ltd. 20,000 5,339
Hysan Development Co., Ltd. 28,000 45,712
IGG, Inc. 60,000 28,937
ΩImpro Precision Industries,
Ltd. 1,000 298
Johnson Electric Holdings, Ltd. 21,000 38,346
Kerry Properties, Ltd., Class B 35,500 83,409
Kowloon Development Co.,
Ltd. 6,660 2,585
Luk Fook Holdings
International, Ltd., Registered 12,000 26,183
Man Wah Holdings, Ltd. 72,000 38,253
MGM China Holdings, Ltd.,
Class B 43,600 56,449
*NagaCorp, Ltd. 46,000 19,575
Oriental Watch Holdings,
Class B 22,000 9,958
PAX Global Technology, Ltd. 58,000 34,928
Perfect Medical Health
Management, Ltd. 1,000 280
Pico Far East Holdings, Ltd. 58,000 14,286
Power Assets Holdings, Ltd. 41,000 271,493
*PRADA SpA 23,700 148,226
*Realord Group Holdings, Ltd. 16,000 14,608
#Sa Sa International Holdings,
Ltd., Class B 8,000 609
ΩSamsonite Group SA 99,600 179,043
*Sands China, Ltd. 40,800 73,553
#*Shandong Hi-Speed
Holdings Group, Ltd. 91,000 74,399
*Shun Tak Holdings, Ltd.,
Registered 4,000 289
*SJM Holdings, Ltd. 71,000 19,776
Sun Hung Kai Properties, Ltd. 30,500 289,673
Swire Pacific, Ltd., Class A 22,500 30,987

32
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
HONG KONG — (Continued)
Swire Pacific, Ltd., Class A 7,000 $ 60,570
Swire Properties, Ltd. 16,800 37,132
Techtronic Industries Co., Ltd.,
Class B 42,000 424,620
#*Television Broadcasts, Ltd. 16,700 6,633
#*Theme International
Holdings, Ltd. 420,000 21,122
Town Health International
Medical Group, Ltd. 6,000 193
United Laboratories
International Holdings, Ltd.
(The) 50,000 89,623
#Value Partners Group, Ltd. 33,000 5,788
Vesync Co., Ltd. 28,000 20,112
Viva Goods Company, Ltd. 208,000 9,656
#*Vobile Group, Ltd. 22,000 9,249
VSTECS Holdings, Ltd. 36,000 27,622
VTech Holdings, Ltd. 9,400 63,275
Wharf Real Estate Investment
Co., Ltd. 36,000 86,348
*Yunfeng Financial Group, Ltd. 4,000 696
TOTAL HONG KONG 5,634,982
IRELAND — (0.5%)
AIB Group PLC 179,330 1,205,794
Bank of Ireland Group PLC 74,841 878,405
Cairn Homes PLC 59,944 132,058
Dalata Hotel Group PLC 8,983 51,670
FBD Holdings PLC 2,779 40,752
Glanbia PLC 3,734 48,389
Ω*Glenveagh Properties PLC 39,774 74,692
Kerry Group PLC, Class A 2,769 293,519
Kingspan Group PLC 10,573 893,002
*Permanent TSB Group
Holdings PLC 69 122
TOTAL IRELAND 3,618,403
ISRAEL — (0.6%)
Africa Israel Residences, Ltd. 366 24,168
*Airport City, Ltd. 2,777 41,254
Arad, Ltd. 20 284
*Argo Properties NV 646 19,811
*Ashdod Refinery, Ltd. 246 4,033
Ashtrom Group, Ltd. 2,320 36,581
Aura Investments, Ltd. 12,600 65,856
Azorim-Investment
Development & Construction
Co., Ltd. 4,870 22,362
Bank Hapoalim BM 20,261 296,756
Bank Leumi Le-Israel BM 28,257 401,059
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 451 60,232
Bezeq The Israeli
Telecommunication Corp., Ltd. 50,447 76,522
*Big Shopping Centers, Ltd. 228 33,263
Blue Square Real Estate, Ltd. 308 26,238
*Camtek, Ltd. 81 5,324
Carasso Motors, Ltd. 2,398 18,445
Clal Insurance Enterprises
Holdings, Ltd., Registered 7,426 203,248
Shares Value†
ISRAEL — (Continued)
Danel Adir Yeoshua, Ltd. 409 $ 44,215
Danya Cebus, Ltd. 339 9,744
Delta Galil, Ltd. 745 35,110
*Doral Group Renewable
Energy Resources, Ltd., Class
B 13,654 45,400
Elbit Systems, Ltd. 224 89,038
Electra Consumer Products
1970, Ltd. 1,188 32,711
Electra, Ltd., Class B 202 107,687
*Ellomay Capital, Ltd. 8 116
Energix-Renewable Energies,
Ltd. 21,637 63,977
*Enlight Renewable Energy,
Ltd. 3,862 62,989
*Enlight Renewable Energy,
Ltd. 3,932 63,543
First International Bank Of
Israel, Ltd. (The) 2,305 126,555
FMS Enterprises Migun, Ltd. 4 193
Formula Systems 1985, Ltd. 819 72,289
Formula Systems 1985, Ltd.,
ADR 20 1,732
Fox Wizel, Ltd. 693 58,197
*Gilat Satellite Networks, Ltd. 52 329
*Hagag Group Real Estate
Development 4,906 22,541
Harel Insurance Investments &
Financial Services, Ltd. 4,031 66,917
Hilan, Ltd. 1,470 93,757
ICL Group, Ltd. 7,197 47,742
IDI Insurance Co., Ltd. 934 43,607
Ilex Medical, Ltd. 8 132
Inrom Construction Industries,
Ltd. 10,369 43,310
Israel Canada T.R, Ltd., Class
A 6,131 19,948
Isras Investment Co., Ltd. 59 12,727
Kvutzat Acro, Ltd. 1,787 24,087
Land Development Nimrodi
Group, Ltd. 12 94
M Yochananof & Sons, Ltd. 587 39,698
Magic Software Enterprises,
Ltd. 3,363 46,544
*Malam - Team, Ltd. 8 163
Matrix IT, Ltd. 2,171 53,090
Max Stock, Ltd. 92 352
Mega Or Holdings, Ltd. 861 29,220
Menora Mivtachim Holdings,
Ltd. 1,373 72,554
Meshulam Levinstein
Contracting & Engineering,
Ltd. 4 425
Mivne Real Estate KD, Ltd. 24,737 72,191
Neto Malinda Trading, Ltd. 809 24,543
Next Vision Stabilized
Systems, Ltd. 2,891 75,948
#*Nice, Ltd., Sponsored ADR 360 56,108
Novolog, Ltd. 21,684 9,111

33
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
ISRAEL — (Continued)
Oil Refineries, Ltd. 248,214 $ 62,206
One Software Technologies,
Ltd. 3,235 61,161
*OY Nofar Energy, Ltd. 1,249 29,184
Palram Industries 1990, Ltd. 1,209 25,728
Partner Communications Co.,
Ltd. 14,684 97,489
Paz Retail And Energy, Ltd. 1,035 145,706
Phoenix Financial, Ltd. 14,791 291,304
Plasson Industries, Ltd., Class
B 4 219
Polyram Plastic Industries, Ltd. 6,297 17,113
Prashkovsky Investments and
Construction, Ltd. 16 412
Qualitau, Ltd. 161 9,025
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 696 53,227
Retailors, Ltd. 1,989 41,009
Sano-Brunos Enterprises, Ltd.,
Class 1 4 354
*Scope Metals Group, Ltd. 270 9,326
Shufersal, Ltd. 11,401 106,677
Tadiran Group, Ltd. 279 15,502
Telsys, Ltd. 4 188
*Teva Pharmaceutical
Industries, Ltd. 2,353 35,466
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 17,990 279,025
Turpaz Industries, Ltd. 4,125 30,039
YH Dimri Construction &
Development, Ltd. 386 32,479
TOTAL ISRAEL 4,346,909
ITALY — (2.7%)
A2A SpA 57,261 145,740
ACEA SpA 4,640 109,183
Aeroporto Guglielmo Marconi
Di Bologna SpA 16 152
Amplifon SpA 4,710 89,976
Ariston Holding NV, Class B 8,980 40,567
Arnoldo Mondadori Editore
SpA 17,324 42,241
Ascopiave SpA 8,197 30,703
*Avio SpA 324 7,049
Azimut Holding SpA 10,314 285,959
B&C Speakers SpA 8 139
Banca Generali SpA 6,873 407,052
Banca IFIS SpA 2,337 58,604
Banca Mediolanum SpA 19,807 295,405
Banca Monte dei Paschi di
Siena SpA 8,498 71,640
Banca Popolare di Sondrio
SPA, Class R 13,659 170,796
Banco BPM SpA, Class R 39,600 440,880
BasicNet SpA, Registered 52 437
#BF SpA 191 953
#Biesse SpA 156 1,250
BPER Banca SPA 80,946 656,806
Brunello Cucinelli SpA 2,659 299,602
Shares Value†
ITALY — (Continued)
Cairo Communication SpA 8,381 $ 27,390
ΩCarel Industries SpA 1,320 26,499
Cembre SpA 4 222
*CIR SpA-Compagnie
Industriali 35,128 23,280
Credito Emiliano SpA 4,498 61,766
Datalogic SpA, Class M 645 3,123
Davide Campari-Milano NV,
Class M 12,426 83,113
De' Longhi SpA 2,197 67,930
Emak SpA 104 93
ΩEnav SpA 20,210 89,689
Enel SpA 118,618 1,030,711
ERG SpA 2,124 43,484
*Esprinet SpA, Class B 2,643 15,803
Ferrari NV, ADR 3,707 1,711,819
#Ferretti SpA 6,214 17,801
Fila SpA 2,439 31,829
*Fincantieri SpA 6,201 80,711
FinecoBank Banca Fineco SpA 67,706 1,351,888
*Garofalo Health Care SpA 12 73
Gefran SpA 4 41
#*Geox SpA 152 64
Hera SpA 93,279 441,742
IMMSI SpA, Registered 164 93
Intercos SpA 2,755 41,652
Interpump Group SpA, Class R 3,015 103,093
Intesa Sanpaolo SpA 278,429 1,481,874
Iren SpA 18,248 52,149
Italgas SpA 38,935 320,438
Italmobiliare SpA 1,168 32,596
Iveco Group NV 19,750 314,424
#*Juventus Football Club SpA 3,637 12,800
Leonardo SpA 13,081 681,039
Lottomatica Group Spa 500 11,390
LU-VE SpA, Registered 69 2,232
Maire SpA 19,524 210,842
MARR SpA 4,038 44,663
Mediobanca Banca di Credito
Finanziario SpA 30,185 617,116
MFE-MediaForEurope NV,
Class A 84 409
MFE-MediaForEurope NV,
Class B 23,116 83,982
Moncler SpA 18,043 1,108,382
Ω*Nexi SpA 15,690 91,747
ΩOVS SpA 22,728 82,004
Pharmanutra SpA 379 23,179
#Piaggio & C SpA 9,770 19,169
Prysmian SpA 4,620 251,771
Recordati Industria Chimica e
Farmaceutica SpA 4,793 282,502
Reply SpA 1,618 288,397
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 220 245
*Safilo Group SpA 5,900 4,829
*Saipem SpA 229,670 532,859
#Salvatore Ferragamo SpA 2,568 16,012
Sanlorenzo SpA 1,321 42,347

34
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
ITALY — (Continued)
Sesa SpA 504 $ 42,454
Snam SpA 78,087 449,153
SOL SpA 3,338 152,728
Stellantis NV, ADR 36,497 338,692
ΩTechnogym SpA 13,426 181,313
*Telecom Italia SpA 773,640 306,044
*Telecom Italia SpA 327,191 145,687
Tenaris SA 11,409 190,453
Tenaris SA, Sponsored ADR 2,370 78,897
Terna - Rete Elettrica
Nazionale 19,010 189,473
TXT e-solutions SpA 414 14,824
UniCredit SpA 20,866 1,208,980
Unipol Assicurazioni SpA 28,742 514,592
Webuild SpA 31,145 112,939
TOTAL ITALY 18,944,669
JAPAN — (19.7%)
A&D HOLON Holdings Co.,
Ltd. 1,500 18,739
ABC-Mart, Inc. 4,900 91,119
#*Access Co., Ltd. 900 4,846
#AD Works Group Co., Ltd. 3,800 7,033
Adastria Co., Ltd., Class B 1,400 28,571
ADEKA Corp. 9,800 176,330
Adtec Plasma Technology
Co., Ltd. 300 2,442
#Advan Group Co., Ltd. 200 1,137
Advanced Media, Inc. 300 1,851
Advantest Corp. 22,200 912,497
Aeon Co., Ltd. 15,900 471,181
Aeon Delight Co., Ltd. 1,400 52,706
Aeon Hokkaido Corp. 2,500 15,336
Aeon Mall Co., Ltd. 2,900 55,707
Ai Holdings Corp. 3,100 45,922
Aica Kogyo Co., Ltd. 6,000 139,232
Aichi Steel Corp. 1,200 70,752
Aida Engineering, Ltd. 5,100 31,643
Ain Holdings, Inc. 3,101 120,114
Air Water, Inc. 10,000 136,287
#Airman Corp. 1,900 24,669
Airtech Japan, Ltd. 300 2,213
Aisan Industry Co., Ltd. 2,700 36,514
#*Akebono Brake Industry
Co., Ltd. 9,800 7,077
Akita Bank, Ltd. (The) 1,500 25,627
Alconix Corp. 3,000 32,410
Alfresa Holdings Corp. 13,200 199,240
Allied Telesis Holdings K.K.,
Class B 7,200 7,672
Alpen Co., Ltd. 1,600 26,730
Alps Alpine Co., Ltd.,
Registered 13,600 138,059
Altech Corp. 1,100 20,629
Amada Co., Ltd. 27,700 276,922
Amano Corp. 4,100 119,603
#Amiyaki Tei Co., Ltd. 400 4,005
#Amvis Holdings, Inc. 4,300 13,837
Anest Iwata Corp. 1,200 9,355
Shares Value†
JAPAN — (Continued)
#*AnGes, Inc. 17,100 $ 8,871
Anicom Holdings, Inc., Class B 7,400 30,868
Anritsu Corp. 3,100 31,046
Anycolor, Inc. 1,400 36,315
Aoyama Trading Co., Ltd. 3,700 53,228
Aoyama Zaisan Networks Co.,
Ltd. 3,000 40,571
#Aozora Bank, Ltd., Class A 6,400 88,166
Arata Corp. 2,300 51,276
#ARCLANDS Corp. 4,387 53,330
Arcs Co., Ltd. 1,500 30,191
ARE Holdings, Inc. 3,600 44,798
Arealink Co., Ltd. 2,000 30,721
Argo Graphics, Inc. 1,000 35,334
Artience Co., Ltd. 5,800 119,261
As One Corp. 5,600 88,786
Asahi Co., Ltd. 1,700 16,507
Asahi Diamond Industrial Co.,
Ltd. 3,400 17,543
Asahi Group Holdings, Ltd. 39,600 547,609
Asahi Kasei Corp. 91,900 640,414
Asahi Kogyosha Co., Ltd. 1,500 22,494
ASAHI YUKIZAI Corp. 1,400 36,708
Asanuma Corp., Registered 3,900 20,588
Asics Corp. 35,000 756,730
ASKA Pharmaceutical
Holdings Co., Ltd. 900 14,663
ASKUL Corp. 5,700 60,700
Astellas Pharma, Inc. 56,600 566,436
Astena Holdings Co., Ltd. 1,900 6,420
Atrae, Inc. 1,000 4,900
Aucnet, Inc. 1,800 15,597
Autobacs Seven Co., Ltd. 8,400 87,392
Avant Group Corp. 2,700 33,788
Axial Retailing, Inc. 3,600 27,459
Azbil Corp. 36,900 318,710
AZ-COM MARUWA Holdings,
Inc. 4,100 37,942
Bandai Namco Holdings, Inc. 23,100 801,472
Bando Chemical Industries,
Ltd. 1,400 14,624
Base Co., Ltd. 300 6,509
BayCurrent, Inc., Registered 10,400 560,684
Beauty Garage, Inc. 200 2,089
#Beenos, Inc. 2,200 61,540
Belc Co., Ltd., Class R 1,200 59,563
Bell System24 Holdings, Inc. 5,200 42,872
Belluna Co., Ltd. 4,500 30,917
Bic Camera, Inc. 9,600 103,073
BIPROGY, Inc. 6,600 216,221
B-Lot Co., Ltd., Class B 600 5,523
Bookoff Group Holdings, Ltd. 900 9,483
Br. Holdings Corp. 200 471
#BrainPad, Inc. 1,600 11,789
#BRONCO BILLY Co., Ltd. 100 2,506
Brother Industries, Ltd. 10,100 177,763
Buffalo, Inc. 100 1,446
Bunka Shutter Co., Ltd. 6,600 94,623
C. Uyemura & Co., Ltd. 900 58,238

35
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
JAPAN — (Continued)
Canon Electronics, Inc. 1,100 $ 17,945
Canon Marketing Japan, Inc. 2,600 92,414
#Canon, Inc. 3,600 111,150
Canon, Inc., Sponsored ADR 5,500 168,960
Capcom Co., Ltd. 15,100 438,158
Careerlink Co., Ltd. 800 12,047
#Carenet, Inc. 500 2,576
Carlit Co., Ltd., Class B 2,700 20,216
Carta Holdings, Inc. 100 1,064
Casio Computer Co., Ltd. 6,800 53,083
Cawachi, Ltd. 1,700 33,287
Celsys, Inc. 2,700 24,551
Central Automotive Products,
Ltd. 1,200 14,251
Central Japan Railway Co. 7,200 147,947
#Ceres, Inc. 1,200 18,029
Change Holdings, Inc. 7,400 69,829
Charm Care Corp. KK 1,500 13,240
Chiba Bank, Ltd. (The) 4,800 42,434
#Chikaranomoto Holdings Co.,
Ltd. 400 3,609
Chori Co., Ltd. 800 20,275
Chugai Pharmaceutical Co.,
Ltd. 21,800 1,256,129
Chugoku Marine Paints, Ltd. 5,300 76,914
CKD Corp. 3,100 45,270
Coca-Cola Bottlers Japan
Holdings, Inc. 4,700 88,290
Computer Engineering &
Consulting, Ltd. 1,200 17,936
COMSYS Holdings Corp. 7,900 175,402
Comture Corp. 2,000 23,388
Concordia Financial Group,
Ltd. 10,100 65,016
Cosel Co., Ltd. 3,300 24,870
Cosmos Initia Co., Ltd. 100 853
Cosmos Pharmaceutical Corp. 5,700 367,839
*Cover Corp. 2,500 38,226
Create Restaurants Holdings,
Inc. 3,900 37,950
Create SD Holdings Co., Ltd. 2,300 49,099
Creek & River Co., Ltd. 900 9,755
Cresco, Ltd. 1,600 13,460
CrowdWorks, Inc. 400 3,155
CTI Engineering Co., Ltd. 1,400 23,458
*CUC, Inc. 800 6,293
Curves Holdings Co., Ltd. 4,500 21,642
CyberAgent, Inc. 35,400 303,893
Cybozu, Inc. 2,000 41,447
Dai Nippon Printing Co., Ltd. 4,700 65,604
Dai Nippon Toryo Co., Ltd. 600 5,329
Dai-Dan Co., Ltd. 4,500 131,240
Daido Steel Co., Ltd. 9,500 71,363
Daifuku Co., Ltd. 17,300 459,304
#Daihatsu Infinearth Mfg Co.,
Ltd. 2,000 25,238
Daihen Corp. 1,200 53,001
#Daiho Corp. 1,000 5,623
Daiichi Jitsugyo Co., Ltd. 1,400 22,398
Shares Value†
JAPAN — (Continued)
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 100 $ 470
Dai-ichi Life Holdings, Inc. 94,800 680,893
Daiichi Sankyo Co., Ltd. 18,800 480,280
Daiki Aluminium Industry Co.,
Ltd. 3,700 24,305
Daikin Industries, Ltd. 2,101 240,015
Daikoku Denki Co., Ltd. 200 3,594
#Daikokutenbussan Co., Ltd. 600 31,969
Daikyonishikawa Corp. 2,000 7,992
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 700 14,821
Daiseki Co., Ltd. 2,100 53,737
Daisue Construction Co., Ltd. 700 10,036
Daito Pharmaceutical Co., Ltd. 500 7,295
Daito Trust Construction Co.,
Ltd. 2,700 300,210
Daiwa House Industry Co., Ltd. 41,000 1,481,737
Daiwa Securities Group, Inc. 23,100 151,290
Daiwabo Holdings Co., Ltd. 4,800 81,385
DCM Holdings Co., Ltd. 4,400 41,890
Dear Life Co., Ltd. 7,300 56,858
Denso Corp. 21,400 277,177
Dentsu Group, Inc. 4,800 100,079
Dentsu Soken, Inc. 1,500 65,620
Dexerials Corp. 7,100 83,324
DIC Corp. 11,300 220,233
#Digital Arts, Inc. 800 39,596
Digital Hearts Holdings Co.,
Ltd. 600 4,164
dip Corp. 2,500 36,298
Disco Corp. 500 96,817
#DKS Co., Ltd. 800 14,722
DMG Mori Co., Ltd. 16,900 293,061
Doutor Nichires Holdings Co.,
Ltd. 2,900 54,060
Dowa Holdings Co., Ltd. 5,800 186,150
DTS Corp. 2,700 76,945
#DyDo Group Holdings, Inc. 1,800 36,810
Eagle Industry Co., Ltd. 1,100 14,159
#Earth Corp. 1,600 57,768
EAT&HOLDINGS Co., Ltd. 100 1,453
Ebara Corp. 30,100 454,117
Ebara Jitsugyo Co., Ltd. 400 10,025
Ebase Co., Ltd. 200 746
EDION Corp. 6,800 90,864
eGuarantee, Inc. 3,400 42,143
Eisai Co., Ltd. 3,300 95,271
Elan Corp., Class B 200 1,008
Elecom Co., Ltd. 4,600 54,114
#EM Systems Co., Ltd. 2,700 14,234
en Japan, Inc. 5,200 59,714
Endo Lighting Corp. 500 5,444
#Envipro Holdings, Inc. 1,000 3,372
eRex Co., Ltd. 2,900 16,997
ES-Con Japan, Ltd. 7,900 58,763
Eslead Corp. 400 11,890
ESPEC Corp. 500 7,992

36
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
JAPAN — (Continued)
Exedy Corp., Class A 1,300 $ 39,098
EXEO Group, Inc. 24,000 279,978
Ezaki Glico Co., Ltd. 3,800 125,503
FANUC Corp. 11,700 299,718
Fast Retailing Co., Ltd. 5,400 1,778,547
Ferrotec Holdings Corp. 5,900 101,587
#FFRI Security, Inc. 200 4,767
FIDEA Holdings Co., Ltd. 1,000 10,467
Financial Partners Group Co.,
Ltd. 5,300 82,859
First Bank of Toyama, Ltd.
(The) 4,000 30,651
#Fixstars Corp. 2,000 24,537
Food & Life Cos., Ltd. 3,300 121,344
#Forum Engineering, Inc. 200 1,461
Foster Electric Co., Ltd. 1,500 12,787
FP Corp. 4,000 86,371
#France Bed Holdings Co.,
Ltd. 1,300 11,620
*Fronteo, Inc. 1,800 7,534
Fudo Tetra Corp. 600 9,818
Fuji Co., Ltd. 1,100 16,048
Fuji Corp. 3,900 58,101
Fuji Electric Co., Ltd. 4,300 190,612
Fuji Oil Co., Ltd. 6,200 12,040
Fuji Pharma Co., Ltd. 800 7,661
Fuji Seal International, Inc. 4,000 71,509
Fuji Soft, Inc. 2,200 151,165
FUJIFILM Holdings Corp. 100 2,058
Fujikura Composites, Inc. 1,000 9,289
Fujikura, Ltd. 15,100 555,452
Fujimi, Inc. 4,100 53,722
#Fujio Food Group, Inc. 600 5,060
Fujitec Co., Ltd. 200 7,852
Fujitsu General, Ltd. 200 3,930
Fujitsu, Ltd. 23,300 514,710
#Fujiya Co., Ltd. 700 11,567
Fukuda Corp. 400 14,919
Fukuda Denshi Co., Ltd. 1,000 42,485
Fukui Computer Holdings, Inc. 800 19,686
FULLCAST Holdings Co., Ltd. 2,800 31,388
Fumakilla, Ltd. 600 4,661
Funai Soken Holdings, Inc. 4,800 76,725
Furukawa Co., Ltd. 3,000 44,230
Furukawa Electric Co., Ltd. 4,200 131,500
Furuno Electric Co., Ltd. 1,600 28,357
Furyu Corp. 2,300 15,012
Fuso Chemical Co., Ltd. 2,600 63,068
Futaba Industrial Co., Ltd. 2,700 14,954
Future Corp. 4,200 52,942
G-7 Holdings, Inc. 1,400 13,996
#*GA Technologies Co., Ltd. 2,100 21,215
Gakken Holdings Co., Ltd. 1,200 8,455
Gakujo Co., Ltd. 700 8,176
Galilei Co., Ltd. 600 12,047
Genki Global Dining Concepts
Corp. 800 18,480
Genky DrugStores Co., Ltd. 1,800 46,502
Shares Value†
JAPAN — (Continued)
Geo Holdings Corp.,
Registered 2,000 $ 27,271
Gift Holdings, Inc. 300 7,572
#giftee, Inc. 1,600 17,342
Giken, Ltd. 1,100 11,012
GLOBERIDE, Inc. 1,100 14,429
Glory, Ltd. 2,500 44,062
GMO Financial Gate, Inc. 200 7,487
GMO Financial Holdings, Inc. 3,900 20,889
GMO Payment Gateway, Inc. 3,800 238,432
#*GNI Group, Ltd. 1,800 29,756
Goldwin, Inc. 1,901 108,977
Good Com Asset Co., Ltd. 800 6,831
gremz, Inc. 200 3,313
GS Yuasa Corp. 6,500 114,219
GSI Creos Corp. 1,100 14,814
G-Tekt Corp. 1,400 16,087
Gumi, Inc. 4,200 14,310
Gunma Bank, Ltd. (The) 4,400 36,523
H.U. Group Holdings, Inc.,
Class B 3,500 68,704
H2O Retailing Corp. 5,000 68,389
Hagihara Industries, Inc. 1,000 10,123
Hagiwara Electric Holdings
Co., Ltd. 1,100 23,829
Hakuhodo DY Holdings, Inc. 19,283 144,987
Halows Co., Ltd. 400 12,156
Hamamatsu Photonics KK 2,700 24,995
Hamee Corp., Class A 100 838
Hankyu Hanshin Holdings, Inc. 4,700 134,041
Hanwa Co., Ltd., Class B 2,500 83,164
Happinet Corp., Class B 3,100 116,272
Hard Off Corp. Co., Ltd. 100 1,315
Haseko Corp. 19,800 282,619
Hazama Ando Corp. 14,400 143,758
Heiwa Corp. 1,500 23,324
Heiwa Real Estate Co., Ltd. 1,100 36,207
Heiwado Co., Ltd. 2,900 54,121
#Hennge K.K. 800 9,607
Hioki EE Corp. 900 35,902
#Hirano Tecseed Co., Ltd. 700 7,773
Hirata Corp. 2,703 27,856
Hirose Electric Co., Ltd. 700 79,574
HIS Co., Ltd. 11,000 130,482
#Hitachi Construction
Machinery Co., Ltd. 9,900 294,557
Hitachi, Ltd. 122,000 3,008,946
Hochiki Corp. 1,100 18,817
Hokkaido Gas Co., Ltd. 6,000 23,472
Hokko Chemical Industry Co.,
Ltd. 2,100 17,976
#Hokuetsu Corp. 4,800 36,814
Honda Motor Co., Ltd. 44,600 454,317
#Honda Motor Co., Ltd.,
Sponsored ADR 8,900 271,539
H-One Co., Ltd. 1,300 10,271
Honeys Holdings Co., Ltd. 900 10,240
Hoosiers Holdings Co., Ltd. 800 6,646
Horiba, Ltd. 3,000 205,251

37
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
JAPAN — (Continued)
Hoshizaki Corp. 4,600 $ 195,816
Hosokawa Micron Corp. 600 16,699
#Hotland Holdings Co., Ltd. 700 10,688
House Foods Group, Inc. 3,000 58,900
Hulic Co., Ltd. 26,600 277,954
Hurxley Corp. 300 1,424
Ichigo, Inc. 6,200 16,691
#Ichikoh Industries, Ltd. 200 551
Ichinen Holdings Co., Ltd. 2,000 23,696
ID Holdings Corp. 1,200 16,481
Idec Corp. 1,400 22,466
IDOM, Inc. 9,100 70,304
IHI Corp. 6,600 515,914
Iida Group Holdings Co., Ltd. 8,500 134,466
I'll, Inc. 100 1,631
IMAGICA GROUP, Inc. 900 3,571
Inaba Denki Sangyo Co., Ltd. 2,300 60,596
Inaba Seisakusho Co., Ltd. 300 3,582
Inabata & Co., Ltd. 1,000 21,488
#I-NE Co., Ltd. 300 3,437
Infomart Corp. 25,000 66,426
INFRONEER Holdings, Inc. 11,800 101,008
Insource Co., Ltd. 7,600 48,432
#Intage Holdings, Inc. 800 9,383
Intelligent Wave, Inc. 600 4,501
Inter Action Corp. 100 852
Internet Initiative Japan, Inc.,
Class R 6,700 124,239
#Inui Global Logistics Co., Ltd. 1,200 12,249
IPS, Inc. 200 2,949
#Iseki & Co., Ltd. 1,100 7,943
#Isetan Mitsukoshi Holdings,
Ltd. 3,600 46,388
Ishihara Sangyo Kaisha, Ltd.,
Class A 1,400 17,225
#*Istyle, Inc. 15,600 51,402
Isuzu Motors, Ltd. 46,400 626,680
Itfor, Inc. 1,400 14,506
ITmedia, Inc. 400 4,335
Ito En, Ltd. 9,501 227,600
Itochu Enex Co., Ltd. 7,400 79,997
Itochu-Shokuhin Co., Ltd. 800 54,010
Itoki Corp. 4,600 57,790
#Iwaki Co., Ltd. 300 5,094
Izumi Co., Ltd. 1,300 30,012
J Front Retailing Co., Ltd. 14,500 177,895
J Trust Co., Ltd. 5,500 15,076
JAC Recruitment Co., Ltd. 6,800 39,664
#*Jade Group, Inc. 400 3,435
Japan Airport Terminal Co.,
Ltd. 3,701 106,354
Japan Aviation Electronics
Industry, Ltd. 2,700 43,328
Japan Business Systems, Inc. 200 1,451
Japan Cash Machine Co., Ltd. 1,900 13,600
*Japan Communications, Inc. 9,000 10,095
#Japan Electronic Materials
Corp. 1,400 18,256
Shares Value†
JAPAN — (Continued)
Japan Elevator Service
Holdings Co., Ltd. 3,500 $ 75,698
#Japan Engine Corp. 300 7,046
Japan Exchange Group, Inc. 11,600 129,467
#Japan Investment Adviser
Co., Ltd. 2,800 31,977
Japan Lifeline Co., Ltd. 10,500 112,553
Japan Medical Dynamic
Marketing, Inc. 800 3,130
Japan Post Insurance Co., Ltd. 6,900 138,324
Japan Property Management
Center  Co., Ltd. 1,600 13,124
Japan Pulp & Paper Co., Ltd. 4,600 19,801
Japan Securities Finance Co.,
Ltd. 6,600 78,845
Japan Steel Works, Ltd. (The) 2,500 102,987
Japan System Techniques
Co., Ltd. 900 11,774
Japan Wool Textile Co., Ltd.
(The) 2,700 27,958
JBCC Holdings, Inc. 3,200 26,831
JCR Pharmaceuticals Co., Ltd. 3,800 13,187
JCU Corp. 1,900 41,959
JDC Corp. 3,500 11,802
Jeol, Ltd. 5,200 167,185
JINS Holdings, Inc. 900 56,534
JINUSHI Co., Ltd. 2,200 31,741
JM Holdings Co., Ltd. 1,100 18,994
Joshin Denki Co., Ltd. 2,400 37,403
Joyful Honda Co., Ltd. 3,300 46,918
#JP-Holdings, Inc. 2,400 10,684
JSP Corp. 1,200 16,540
JTEKT Corp. 12,300 95,156
*Juki Corp., Registered 2,200 6,108
Justsystems Corp. 1,900 45,422
JVCKenwood Corp.,
Registered 20,200 151,104
Kadokawa Corp. 4,700 126,397
Kaga Electronics Co., Ltd.,
Class B 3,000 53,842
Kajima Corp. 11,100 265,127
Kakaku.com, Inc. 14,800 262,507
Kamakura Shinsho, Ltd. 1,400 4,623
Kamei Corp. 800 10,768
Kamigumi Co., Ltd. 4,100 100,430
Kanaden Corp. 500 5,121
Kanadevia Corp. 15,700 100,602
Kanamoto Co., Ltd. 4,400 98,556
Kandenko Co., Ltd. 10,900 216,869
Kaneka Corp. 3,400 83,093
Kanematsu Corp. 11,900 206,231
#Kanro, Inc. 200 5,784
Kansai Paint Co., Ltd. 14,400 217,050
Kanto Denka Kogyo Co., Ltd. 3,000 18,151
Katitas Co., Ltd. 5,500 79,662
Kato Sangyo Co., Ltd. 2,300 80,623
Kato Works Co., Ltd. 900 7,508
KAWADA TECHNOLOGIES,
Inc. 500 11,392

38
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
JAPAN — (Continued)
Kawasaki Heavy Industries,
Ltd. 9,700 $ 575,921
KDDI Corp., Class A 75,200 1,330,393
#KeePer Technical Laboratory
Co., Ltd. 1,900 55,279
Keihan Holdings Co., Ltd. 4,300 105,390
Keihanshin Building Co., Ltd. 1,600 16,848
Keikyu Corp. 11,300 117,801
Keio Corp. 3,400 92,318
KEIWA, Inc. 200 1,284
Kewpie Corp. 5,500 125,277
Keyence Corp. 3,400 1,426,360
KH Neochem Co., Ltd. 2,100 37,174
Kikkoman Corp. 17,100 167,296
Kimura Chemical Plants Co.,
Ltd. 1,400 6,753
Kintetsu Group Holdings Co.,
Ltd. 6,801 146,424
Kirin Holdings Co., Ltd. 18,700 283,043
Ki-Star Real Estate Co., Ltd. 800 27,762
Kitz Corp. 6,300 48,186
#*KLab, Inc., Class B 4,700 3,789
Koatsu Gas Kogyo Co., Ltd. 2,100 13,898
Kobayashi Pharmaceutical
Co., Ltd. 1,900 72,555
Koei Tecmo Holdings Co., Ltd. 4,300 73,797
Kohnan Shoji Co., Ltd., Class
R 1,100 28,958
#Kohoku Kogyo Co., Ltd. 200 2,577
Kohsoku Corp. 100 1,485
Koito Manufacturing Co., Ltd. 14,400 174,750
#Kojima Co., Ltd. 2,300 17,028
Kokuyo Co., Ltd. 12,400 254,494
Komatsu, Ltd., Class R 31,800 914,272
KOMEDA Holdings Co., Ltd. 5,100 103,008
Komeri Co., Ltd. 100 2,135
Konami Group Corp., Class B 3,200 456,534
*Konica Minolta, Inc. 27,700 85,019
Konishi Co., Ltd. 7,800 61,245
Konoike Transport Co., Ltd. 1,000 18,340
Konoshima Chemical Co., Ltd. 300 2,717
#Kosaido Holdings Co., Ltd. 4,800 16,523
Kose Corp. 2,700 116,279
#Kotobuki Spirits Co., Ltd.,
Class R 9,301 138,433
Kourakuen Corp. 600 4,392
KPP Group Holdings Co., Ltd. 3,200 14,627
Krosaki Harima Corp. 1,800 31,485
KRS Corp. 500 6,425
K's Holdings Corp. 9,700 93,131
Kubota Corp., Class R 42,500 492,516
Kumagai Gumi Co., Ltd. 1,500 44,851
Kumiai Chemical Industry Co.,
Ltd. 11,500 61,273
#Kura Sushi, Inc. 600 13,313
Kureha Corp. 2,700 47,303
Kurimoto, Ltd. 300 9,959
Kurita Water Industries, Ltd. 7,900 261,690
Shares Value†
JAPAN — (Continued)
Kusuri no Aoki Holdings Co.,
Ltd. 6,100 $ 145,829
KYB Corp. 1,800 36,861
Kyoei Steel, Ltd. 2,700 37,971
#Kyokuto Boeki Kaisha, Ltd. 700 7,626
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 3,700 62,229
Kyokuyo Co., Ltd. 1,300 38,369
Kyorin Pharmaceutical Co.,
Ltd. 3,100 32,034
Kyosan Electric Manufacturing
Co., Ltd. 7,000 23,507
Kyowa Kirin Co., Ltd. 7,500 116,990
Kyudenko Corp. 5,100 171,585
Kyushu Railway Co. 7,400 190,655
LA Holdings Co., Ltd. 500 24,187
#Lacto Japan Co., Ltd. 300 7,414
LAND Co., Ltd. 159,200 7,813
#Laox Holdings Co., Ltd. 1,500 1,788
Lasertec Corp., Class A 2,801 260,974
Leopalace21 Corp. 25,700 105,222
Life Corp. 4,000 57,936
Lifedrink Co., Inc. 1,900 22,631
LIFULL Co., Ltd. 9,800 10,374
#LIKE, Inc. 200 2,099
Link And Motivation, Inc. 1,600 6,439
Lintec Corp. 3,800 72,569
Lion Corp. 9,900 121,494
Lixil Corp. 12,400 146,089
Loadstar Capital KK 500 8,868
Look Holdings, Inc. 400 6,834
LY Corp. 58,600 221,763
M&A Capital Partners Co., Ltd. 500 9,650
M3, Inc. 23,400 293,074
Mabuchi Motor Co., Ltd. 6,700 98,076
Macbee Planet, Inc. 600 11,950
Macnica Holdings, Inc. 20,200 281,531
Maeda Kosen Co., Ltd. 1,200 17,187
Maezawa Industries, Inc. 100 984
Makino Milling Machine Co.,
Ltd. 2,000 157,880
Makita Corp. 6,100 178,843
Mamiya-Op Co., Ltd. 100 967
#Management Solutions Co.,
Ltd. 900 12,190
Mandom Corp. 3,000 28,625
Mani, Inc. 5,700 45,895
MarkLines Co., Ltd. 600 9,595
#Maruchiyo Yamaokaya Corp. 200 6,268
Maruha Nichiro Corp. 3,700 84,640
MARUKA FURUSATO Corp. 2,300 37,038
Maruzen Showa Unyu Co.,
Ltd. 1,200 50,477
#Marvelous, Inc. 200 663
Matching Service Japan Co.,
Ltd. 700 4,466
Matsuda Sangyo Co., Ltd. 1,200 30,496
Matsui Securities Co., Ltd. 11,100 57,196
MatsukiyoCocokara & Co. 16,900 311,188

39
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
JAPAN — (Continued)
Matsuya Co., Ltd. 800 $ 5,076
Max Co., Ltd. 700 20,636
Maxvalu Tokai Co., Ltd. 400 8,525
Mazda Motor Corp. 51,201 306,689
MCJ Co., Ltd. 2,800 26,284
MEC Co., Ltd. 2,300 38,005
Media Do Co., Ltd. 100 1,224
#Medical Data Vision Co., Ltd. 1,100 3,355
Medical System Network Co.,
Ltd., Class B 1,800 5,931
Medipal Holdings Corp. 21,500 365,895
#*Medley, Inc. 900 21,831
MedPeer, Inc. 1,000 3,225
Meidensha Corp. 5,400 148,402
MEIJI Holdings Co., Ltd. 6,400 157,667
MEITEC Group Holdings, Inc. 2,000 41,103
Meiwa Corp. 3,000 14,344
Meiwa Estate Co., Ltd. 300 1,971
Menicon Co., Ltd. 4,500 44,483
*Mercari, Inc. 13,801 222,486
METAWATER Co., Ltd. 1,300 18,556
Mie Kotsu Group Holdings, Inc. 2,000 7,011
Milbon Co., Ltd. 3,700 70,192
MIMAKI ENGINEERING Co.,
Ltd. 2,800 28,306
MINEBEA MITSUMI, Inc. 10,900 160,015
MIRAIT ONE Corp. 5,900 92,860
Mirarth Holdings, Inc. 17,700 61,300
Miroku Jyoho Service Co., Ltd. 1,100 14,259
MISUMI Group, Inc. 14,100 197,898
Mitani Corp. 100 1,322
Mitsuba Corp. 2,000 11,750
Mitsubishi Chemical Group
Corp. 50,200 243,187
Mitsubishi Electric Corp. 39,100 756,699
Mitsubishi Estate Co., Ltd. 24,900 437,286
Mitsubishi Gas Chemical Co.,
Inc. 11,500 175,152
Mitsubishi Heavy Industries,
Ltd. 68,600 1,344,924
Mitsubishi Logisnext Co., Ltd. 3,800 53,467
Mitsubishi Logistics Corp. 23,000 158,375
Mitsubishi Motors Corp. 57,401 159,036
Mitsubishi Paper Mills, Ltd. 1,800 9,641
Mitsubishi Research Institute,
Inc. 100 3,141
Mitsubishi Shokuhin Co., Ltd. 1,400 52,412
Mitsubishi Steel Manufacturing
Co., Ltd. 600 6,612
Mitsubishi UFJ Financial
Group, Inc. 150,700 1,905,408
Mitsui Chemicals, Inc. 7,800 171,158
Mitsui E&S Co., Ltd. 20,200 257,740
Mitsui Fudosan Co., Ltd. 43,400 428,706
Mitsui Mining & Smelting Co.,
Ltd. 3,300 89,602
Mitsui-Soko Holdings Co., Ltd. 6,000 123,668
Mitsuuroko Group Holdings
Co., Ltd. 5,000 63,201
Shares Value†
JAPAN — (Continued)
Miura Co., Ltd. 4,800 $ 102,468
#Miyaji Engineering Group,
Inc. 1,600 20,561
Mizuho Financial Group, Inc. 14,700 368,943
Mizuho Medy Co., Ltd. 600 6,331
Mizuno Corp. 3,300 58,879
Mochida Pharmaceutical Co.,
Ltd. 1,400 30,328
Modec, Inc. 3,700 112,188
Monex Group, Inc. 10,000 50,056
MonotaRO Co., Ltd. 18,200 350,692
Morinaga & Co., Ltd. 3,200 57,106
Morinaga Milk Industry Co.,
Ltd. 5,100 121,350
Moriroku Co., Ltd. 600 9,246
Morita Holdings Corp. 3,500 52,166
#Morito Co., Ltd. 500 4,988
MOS Food Services, Inc. 1,700 44,037
MrMax Holdings, Ltd. 100 473
MS&AD Insurance Group
Holdings, Inc. 35,300 803,060
Mugen Estate Co., Ltd. 2,000 31,015
m-up Holdings, Inc. 2,700 35,719
Nabtesco Corp. 7,500 112,863
Nachi-Fujikoshi Corp. 700 14,943
Nafco Co., Ltd. 600 7,639
#Nagano Keiki Co., Ltd. 500 6,615
Nagase & Co., Ltd. 10,200 179,558
Nagoya Railroad Co., Ltd. 13,001 158,730
Nakabayashi Co., Ltd. 100 363
Nakanishi, Inc. 1,300 16,970
#Namura Shipbuilding Co.,
Ltd. 6,500 91,594
Nankai Electric Railway Co.,
Ltd. 2,300 36,433
NEC Corp. 33,000 804,178
Nexon Co., Ltd. 7,400 116,468
#Nextage Co., Ltd. 6,300 78,838
NHK Spring Co., Ltd. 15,600 173,564
Nichias Corp. 4,200 141,276
Nichiden Corp. 600 11,980
NIDEC Corp. 7,800 138,512
Nifco, Inc. 10,200 253,427
Nihon Chouzai Co., Ltd. 100 2,058
Nihon House Holdings Co.,
Ltd. 1,000 2,300
Nihon M&A Center Holdings,
Inc. 24,800 101,363
Nikkiso Co., Ltd. 6,000 50,014
Nikko Co., Ltd. 300 1,428
#Nikkon Holdings Co., Ltd. 5,600 115,816
Nikon Corp. 13,800 132,495
Nintendo Co., Ltd. 41,800 3,466,727
Nippn Corp. 1,600 25,238
Nippon Aqua Co., Ltd. 200 1,042
Nippon Carbide Industries Co.,
Inc. 700 8,264
Nippon Chemical Industrial
Co., Ltd. 200 2,953

40
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
JAPAN — (Continued)
Nippon Densetsu Kogyo Co.,
Ltd. 1,300 $ 19,804
NIPPON EXPRESS
HOLDINGS, Inc. 17,200 307,186
Nippon Gas Co., Ltd. 14,700 271,090
Nippon Kayaku Co., Ltd. 15,500 146,100
Nippon Light Metal Holdings
Co., Ltd. 8,800 91,800
Nippon Paint Holdings Co.,
Ltd. 51,700 393,259
Nippon Parking Development
Co., Ltd. 7,700 12,848
Nippon Road Co., Ltd. (The) 1,200 16,481
Nippon Shinyaku Co., Ltd. 5,300 136,624
Nippon Shokubai Co., Ltd. 7,900 92,768
Nippon Signal Co., Ltd. 4,700 32,192
Nippon Soda Co., Ltd. 2,600 48,759
Nippon Telegraph &
Telephone Corp. 554,800 580,704
Nippon Thompson Co., Ltd. 2,800 9,560
Nishimatsu Construction Co.,
Ltd. 2,100 78,102
Nishimatsuya Chain Co., Ltd. 3,100 48,008
Nishi-Nippon Railroad Co., Ltd. 1,600 24,599
Nishio Holdings Co., Ltd. 1,500 43,010
Nissan Chemical Corp. 12,201 356,262
*Nissan Motor Co., Ltd. 53,400 127,847
Nissan Tokyo Sales Holdings
Co., Ltd. 3,200 10,948
Nissei ASB Machine Co., Ltd. 700 22,304
Nisshin Seifun Group, Inc. 9,600 124,005
Nisshinbo Holdings, Inc. 6,500 38,784
Nissin Corp. 1,400 47,112
Nisso Holdings Co., Ltd. 1,800 8,695
Nissui Corp. 17,200 104,510
Nitori Holdings Co., Ltd. 700 83,795
Nitta Gelatin, Inc. 1,000 5,735
Nitto Denko Corp. 47,400 830,929
Nitto Kogyo Corp. 2,700 56,711
Nitto Seiko Co., Ltd. 1,200 4,972
Nittoc Construction Co., Ltd. 700 5,119
Nittoku Co., Ltd., Class B 1,000 14,190
Noevir Holdings Co., Ltd. 1,000 28,919
Nojima Corp. 3,900 70,350
Nomura Holdings, Inc. 21,400 118,702
Nomura Holdings, Inc.,
Sponsored ADR 35,600 197,580
#Nomura Micro Science Co.,
Ltd. 1,700 27,876
Nomura Real Estate Holdings,
Inc. 41,500 246,399
Nomura Research Institute,
Ltd. 24,700 933,696
Noritake Co., Ltd. 1,100 28,649
Noritz Corp. 3,800 46,781
#NPC, Inc. 1,500 7,940
NPR-RIKEN Corp. 1,400 23,232
NS Solutions Corp. 3,000 71,109
Shares Value†
JAPAN — (Continued)
NSD Co., Ltd. 3,100 $ 73,001
NSK, Ltd. 30,200 132,114
NTN Corp. 23,300 35,920
NTT Data Group Corp. 16,800 333,020
Oat Agrio Co., Ltd. 400 5,743
Obara Group, Inc. 800 18,648
Obayashi Corp. 21,600 335,645
OBIC Business Consultants
Co., Ltd. 300 14,342
Obic Co., Ltd. 11,500 402,387
Odakyu Electric Railway Co.,
Ltd. 12,301 135,997
Oenon Holdings, Inc. 2,200 7,141
Ohba Co., Ltd. 300 2,248
Oiles Corp. 800 11,980
Okabe Co., Ltd. 400 2,485
Okada Aiyon Corp. 300 3,937
Okamoto Industries, Inc. 600 21,158
Okamura Corp. 1,100 15,285
Oki Electric Industry Co., Ltd. 5,900 39,295
Okinawa Cellular Telephone
Co. 2,300 68,287
OKUMA Corp. 4,400 98,556
Okumura Corp. 1,500 46,481
Okura Industrial Co., Ltd. 600 17,372
Olympus Corp. 28,100 367,502
Omron Corp. 1,900 56,345
Ono Pharmaceutical Co., Ltd. 14,101 162,324
Onoken Co., Ltd. 2,100 22,010
Onward Holdings Co., Ltd. 13,300 53,801
Open House Group Co., Ltd. 12,200 540,379
Open Up Group, Inc. 5,800 74,492
Optex Group Co., Ltd. 3,500 37,419
Optimus Group Co., Ltd. 900 2,183
Optorun Co., Ltd. 1,600 15,883
Oracle Corp. 1,000 120,268
Organo Corp. 2,600 123,766
Oriental Land Co., Ltd. 15,239 324,032
Oriental Shiraishi Corp. 8,400 22,142
Osaka Gas Co., Ltd. 12,000 304,290
#Osaka Organic Chemical
Industry, Ltd. 1,400 23,517
Osaki Electric Co., Ltd. 1,900 11,296
Otsuka Corp. 11,600 257,877
Pacific Industrial Co., Ltd. 2,900 25,475
#Pack Corp. (The) 2,100 47,774
PAL GROUP Holdings Co.,
Ltd. 2,300 64,095
PALTAC Corp. 2,500 69,300
Pan Pacific International
Holdings Corp. 12,500 386,462
Panasonic Holdings Corp. 31,700 364,692
Paramount Bed Holdings Co.,
Ltd., Class A 2,200 35,459
Park24 Co., Ltd. 5,500 78,023
Penta-Ocean Construction
Co., Ltd. 15,400 88,531
*PeptiDream, Inc. 4,000 54,319
Persol Holdings Co., Ltd. 267,900 484,376

41
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
JAPAN — (Continued)
Pharma Foods International
Co., Ltd. 2,500 $ 16,002
PHC Holdings Corp.,
Registered 2,300 15,512
Pigeon Corp. 10,700 129,512
PILLAR Corp. 2,200 55,987
Pilot Corp. 2,200 61,416
*PKSHA Technology, Inc. 1,100 21,824
#Plus Alpha Consulting Co.,
Ltd. 2,500 29,199
#Pole To Win Holdings, Inc. 1,500 3,786
Port, Inc. 400 5,230
Press Kogyo Co., Ltd., Class B 4,600 17,576
Prestige International, Inc. 9,700 45,630
Procrea Holdings, Inc. 1,600 18,284
PS Construction Co., Ltd.,
Registered 730 7,840
QB Net Holdings Co., Ltd. 200 1,562
Qol Holdings Co., Ltd. 5,600 90,219
Quick Co., Ltd. 1,700 25,076
Raccoon Holdings, Inc. 400 2,305
Raito Kogyo Co., Ltd. 3,900 72,619
Raiznext Corp. 400 4,184
Raksul, Inc. 8,200 65,996
Rakus Co., Ltd. 7,200 108,752
*Rakuten Bank, Ltd. 7,000 292,190
*Rakuten Group, Inc. 38,500 226,590
Rasa Industries, Ltd. 600 11,547
Recruit Holdings Co., Ltd. 73,700 4,103,515
Relo Group, Inc. 10,100 133,189
Rengo Co., Ltd. 25,600 142,860
#*RENOVA, Inc. 10,500 47,995
Resona Holdings, Inc. 13,300 106,202
Resonac Holdings Corp. 10,300 187,493
Restar Corp. 1,600 25,070
Retail Partners Co., Ltd. 1,800 17,276
Rheon Automatic Machinery
Co., Ltd. 700 5,698
Ricoh Co., Ltd. 16,400 173,152
Riken Keiki Co., Ltd. 2,000 37,409
Riken Technos Corp. 3,200 22,501
Riken Vitamin Co., Ltd. 1,500 26,195
Rinnai Corp. 3,000 67,365
Rion Co., Ltd. 400 6,652
Roland Corp., Registered 700 15,532
Rorze Corp. 5,500 54,965
RYODEN Corp. 1,500 25,438
Ryohin Keikaku Co., Ltd. 17,200 584,829
Ryoyo Ryosan Holdings, Inc. 2,244 37,694
Sac's Bar Holdings, Inc. 1,100 6,447
Saibu Gas Holdings Co., Ltd. 2,800 33,744
Sakai Chemical Industry Co.,
Ltd. 1,300 22,848
Sakata INX Corp. 8,700 112,836
Sala Corp. 2,500 16,020
San-A Co., Ltd. 2,000 39,849
San-Ai Obbli Co., Ltd. 5,200 61,136
Sangetsu Corp. 4,200 85,449
*SANIX HOLDINGS, Inc. 700 1,124
Shares Value†
JAPAN — (Continued)
Sanki Engineering Co., Ltd. 5,900 $ 150,768
Sanko Gosei, Ltd. 700 2,989
Sankyo Co., Ltd. 21,500 328,137
Sankyo Tateyama, Inc. 1,100 4,912
Sankyu, Inc. 4,900 214,667
#Sanoh Industrial Co., Ltd. 1,700 7,365
Sanrio Co., Ltd. 6,700 266,985
#Sansei Technologies, Inc. 1,000 8,833
Sansha Electric Manufacturing
Co., Ltd. 500 2,832
Santen Pharmaceutical Co.,
Ltd., Registered 27,900 283,029
Sanwa Holdings Corp. 12,100 397,508
Sanyo Chemical Industries,
Ltd. 1,200 30,286
Sanyo Denki Co., Ltd. 800 54,907
Sanyo Trading Co., Ltd. 3,300 32,412
Sapporo Holdings, Ltd. 2,500 138,881
Sato Corp. 2,900 41,922
Satori Electric Co., Ltd. 1,400 16,204
Sawai Group Holdings Co.,
Ltd. 5,600 80,463
#SBI Global Asset
Management Co., Ltd. 400 1,784
SBI Holdings, Inc. 6,200 162,520
SBS Holdings, Inc. 1,700 34,086
SCREEN Holdings Co., Ltd. 2,700 179,142
Scroll Corp. 2,800 20,140
SCSK Corp., Class B 6,000 157,445
Secom Co., Ltd., Class B 9,500 349,523
Sega Sammy Holdings, Inc. 10,900 228,675
Seika Corp. 900 27,699
Seikitokyu Kogyo Co., Ltd. 1,000 10,881
#Seiko Electric Co., Ltd. 300 2,656
Seiko Epson Corp. 6,500 90,637
Seiko Group Corp. 900 23,787
Seino Holdings Co., Ltd. 2,700 42,552
Sekisui Chemical Co., Ltd. 12,100 211,139
Sekisui House, Ltd. 27,500 631,590
Sekisui Kasei Co., Ltd. 300 688
Senko Group Holdings Co.,
Ltd. 5,800 69,003
Senshu Electric Co., Ltd. 1,900 58,409
#*Senshukai Co., Ltd. 800 1,492
#Septeni Holdings Co., Ltd. 4,500 11,483
Seria Co., Ltd. 3,300 67,254
Seven & i Holdings Co., Ltd. 74,700 1,107,355
Seven Bank, Ltd. 76,800 137,943
SG Holdings Co., Ltd. 16,600 175,089
Sharingtechnology, Inc. 1,000 7,978
Sharp Corp. 8,700 51,539
Shibaura Machine Co., Ltd. 2,700 68,049
Shibaura Mechatronics Corp. 2,100 98,346
Shibuya Corp. 1,400 30,426
*SHIFT, Inc. 19,615 180,281
Shima Seiki Manufacturing,
Ltd. 3,100 18,995
Shimadzu Corp. 10,600 272,580
Shimamura Co., Ltd. 2,700 180,051

42
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
JAPAN — (Continued)
Shimano, Inc. 800 $ 113,208
Shimizu Corp. 23,000 245,979
Shin Nippon Air Technologies
Co., Ltd. 2,900 43,000
Shinagawa Refractories Co.,
Ltd. 2,800 32,271
Shin-Etsu Chemical Co., Ltd. 34,000 1,032,109
Shin-Etsu Polymer Co., Ltd. 2,600 26,631
Shinko Shoji Co., Ltd. 1,600 9,994
Shinmaywa Industries, Ltd. 11,100 104,043
Shinnihon Corp. 1,600 18,508
Shinnihonseiyaku Co., Ltd. 600 10,095
Shinwa Co., Ltd. 500 2,541
Shinwa Co., Ltd. 600 12,703
Shionogi & Co., Ltd. 14,000 234,969
Ship Healthcare Holdings, Inc. 6,600 95,733
Shiseido Co., Ltd. 7,801 128,713
Shizuoka Financial Group, Inc. 5,300 58,652
Shizuoka Gas Co., Ltd. 7,100 58,536
SHO-BOND Holdings Co., Ltd. 2,600 93,344
Shoei Co., Ltd. 2,800 32,821
Shoei Foods Corp. 200 5,700
SIGMAXYZ Holdings, Inc. 9,200 67,142
Siix Corp., Registered 2,300 16,931
Simplex Holdings, Inc. 3,300 69,753
Sinfonia Technology Co., Ltd. 2,500 106,562
Sinko Industries, Ltd. 7,100 60,229
SKY Perfect JSAT Holdings,
Inc. 11,700 94,328
SMC Corp. 600 195,471
SMS Co., Ltd. 6,501 60,457
Socionext, Inc. 17,200 184,794
Soda Nikka Co., Ltd. 900 6,493
Sodick Co., Ltd. 5,300 27,830
SoftBank Corp. 924,800 1,399,778
Softcreate Holdings Corp.,
Class B 1,100 15,084
Software Service, Inc. 200 17,681
Sohgo Security Services Co.,
Ltd. 21,900 172,955
Soken Chemical & Engineering
Co., Ltd. 1,400 14,870
Solasto Corp. 3,000 9,275
Sompo Holdings, Inc. 13,400 436,364
Sony Group Corp. 196,700 5,200,194
Sotetsu Holdings, Inc. 2,200 33,500
Sparx Group Co., Ltd. 3,500 35,407
#S-Pool, Inc. 5,500 11,490
Square Enix Holdings Co., Ltd. 3,900 226,361
SRE Holdings Corp. 1,800 44,293
SRS Holdings Co., Ltd., Class
B 700 5,840
Star Mica Holdings Co., Ltd. 1,900 12,947
Star Micronics Co., Ltd. 4,100 47,226
Starts Corp., Inc. 2,800 76,164
Stella Chemifa Corp. 100 2,608
Strike Co., Ltd. 800 16,439
Subaru Corp. 49,500 899,669
Shares Value†
JAPAN — (Continued)
Sugi Holdings Co., Ltd.,
Registered 8,382 $ 176,584
Sumitomo Bakelite Co., Ltd. 6,000 139,568
Sumitomo Chemical Co., Ltd. 97,000 233,728
Sumitomo Electric Industries,
Ltd. 18,500 296,877
Sumitomo Forestry Co., Ltd. 5,600 161,279
Sumitomo Heavy Industries,
Ltd. 7,800 162,464
Sumitomo Mitsui Construction
Co., Ltd. 11,600 41,150
Sumitomo Mitsui Financial
Group, Inc. 30,700 731,772
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 34,500 489,900
Sumitomo Mitsui Trust Group,
Inc. 24,900 615,343
*Sumitomo Pharma Co., Ltd. 13,300 73,381
Sumitomo Realty &
Development Co., Ltd. 12,200 453,309
Sumitomo Seika Chemicals
Co., Ltd. 400 13,362
Sun Frontier Fudousan Co.,
Ltd. 4,100 56,021
*Sun*, Inc. 200 795
Sundrug Co., Ltd. 6,100 204,588
Suntory Beverage & Food, Ltd. 3,000 104,907
Sun-Wa Technos Corp. 900 13,338
#SUNWELS Co., Ltd. 800 3,197
Suzuken Co., Ltd. 7,300 264,896
Suzuki Motor Corp. 23,600 282,508
SWCC Corp., Class B 3,400 154,459
Synchro Food Co., Ltd. 3,300 13,789
Sysmex Corp. 22,600 420,106
System Research Co., Ltd. 1,300 15,922
Systena Corp. 20,900 54,506
Syuppin Co., Ltd. 2,700 20,822
T Hasegawa Co., Ltd. 2,000 40,045
T&D Holdings, Inc. 15,300 325,114
Tachi-S Co., Ltd., Class S 4,800 53,034
Tadano, Ltd. 8,000 55,508
Taikisha, Ltd. 1,600 26,293
Taisei Corp. 4,400 238,909
Taiyo Holdings Co., Ltd. 4,600 170,597
Takamatsu Construction
Group Co., Ltd. 1,300 26,421
Takamiya Co., Ltd. 100 269
Takaoka Toko Co., Ltd. 700 11,263
Takara Bio, Inc. 3,800 21,765
Takara Holdings, Inc. 10,000 80,763
Takara Standard Co., Ltd. 4,000 50,505
Takasago International Corp. 600 28,183
Takasago Thermal
Engineering Co., Ltd. 2,500 110,768
#Takashima & Co., Ltd. 1,200 10,996
Takashimaya Co., Ltd. 11,500 88,604
Takatori Corp. 200 2,061
Takeda Pharmaceutical Co.,
Ltd. 45,000 1,366,973

43
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
JAPAN — (Continued)
Takeuchi Manufacturing Co.,
Ltd. 4,300 $ 134,300
Takuma Co., Ltd. 1,700 21,941
#Tama Home Co., Ltd. 1,600 44,812
#*Tanaka Chemical Corp. 900 2,783
Tanseisha Co., Ltd. 4,300 31,291
#TASUKI Holdings, Inc. 1,200 5,552
Tayca Corp. 200 1,819
Tazmo Co., Ltd. 700 8,544
TDC Soft, Inc. 3,100 27,362
TechMatrix Corp. 4,700 67,053
TechnoPro Holdings, Inc. 16,200 365,363
Teijin, Ltd. 18,400 153,828
Teikoku Electric Manufacturing
Co., Ltd. 600 11,740
Tekken Corp. 900 17,522
Tenma Corp. 400 9,997
Terasaki Electric Co., Ltd. 200 2,933
Terumo Corp. 11,700 224,666
Tess Holdings Co., Ltd. 7,600 17,743
THK Co., Ltd. 6,300 155,159
TIS, Inc. 8,600 249,065
TKC Corp. 1,200 33,819
Toa Corp. 3,100 30,013
TOA ROAD Corp. 1,100 11,760
Toagosei Co., Ltd. 4,600 43,262
TOBISHIMA HOLDINGS, Inc. 1,600 20,123
Tobu Railway Co., Ltd. 6,301 114,985
Tocalo Co., Ltd. 5,900 67,918
Tochigi Bank, Ltd. (The) 6,700 15,125
Toda Corp. 24,100 153,413
Toei Animation Co., Ltd. 3,100 75,196
Toenec Corp. 5,200 41,195
Toho Co., Ltd. 100 2,300
Toho Co., Ltd. 1,800 102,973
Toho Gas Co., Ltd. 8,100 242,080
Toho Holdings Co., Ltd. 4,900 160,459
Toho Titanium Co., Ltd. 1,900 13,533
#*Toho Zinc Co., Ltd. 600 2,259
Tokai Corp. 100 1,474
TOKAI Holdings Corp. 5,500 38,597
Tokai Rika Co., Ltd. 1,200 17,911
Tokai Tokyo Financial
Holdings, Inc. 12,000 39,624
Tokio Marine Holdings, Inc. 55,000 2,200,925
Tokyo Electron Device, Ltd. 3,000 62,149
Tokyo Electron, Ltd. 11,500 1,711,214
Tokyo Energy & Systems, Inc. 1,000 7,908
Tokyo Gas Co., Ltd. 12,500 415,644
Tokyo Keiki, Inc. 500 12,216
Tokyo Ohka Kogyo Co., Ltd. 7,600 167,142
Tokyo Sangyo Co., Ltd. 200 973
Tokyo Seimitsu Co., Ltd. 3,800 212,325
Tokyo Tatemono Co., Ltd. 17,200 307,970
Tokyotokeiba Co., Ltd. 700 20,611
Tokyu Construction Co., Ltd. 17,500 101,462
Tokyu Corp. 10,500 127,937
Tokyu Fudosan Holdings Corp. 52,400 365,779
Shares Value†
JAPAN — (Continued)
Toli Corp. 2,900 $ 9,922
Tomoe Engineering Co., Ltd. 300 2,909
Tomoku Co., Ltd. 400 6,859
Tomy Co., Ltd. 8,300 182,479
Topcon Corp. 11,500 261,620
Topre Corp. 1,900 23,217
Toray Industries, Inc. 47,400 302,165
Torishima Pump
Manufacturing Co., Ltd., Class
A 1,400 19,326
Tosei Corp. 5,200 87,493
Toshiba TEC Corp. 2,800 52,628
Totech Corp. 3,900 70,951
Totetsu Kogyo Co., Ltd. 2,700 59,720
TOTO, Ltd. 5,102 135,705
Towa Corp. 4,100 38,143
Towa Pharmaceutical Co., Ltd. 1,800 33,365
Toyo Construction Co., Ltd. 3,000 28,141
Toyo Innovex Co., Ltd. 100 405
Toyo Kanetsu KK 1,300 32,263
Toyo Seikan Group Holdings,
Ltd. 6,700 117,053
Toyo Suisan Kaisha, Ltd. 1,600 103,421
Toyobo Co., Ltd. 11,200 69,490
Toyoda Gosei Co., Ltd. 400 7,681
Toyota Boshoku Corp. 7,700 110,609
Toyota Motor Corp. 283,501 5,423,964
#Toyota Motor Corp.,
Sponsored ADR 970 185,483
Toyota Tsusho Corp. 31,900 631,783
#Transaction Co., Ltd. 2,200 39,438
Transcosmos, Inc. 1,000 21,873
TRE Holdings Corp. 4,500 48,584
#Treasure Factory Co., Ltd. 1,000 13,475
Trend Micro, Inc., Class B 7,200 516,377
Trusco Nakayama Corp. 1,900 28,372
#TRYT, Inc. 3,600 12,114
#Tsubaki Nakashima Co., Ltd. 8,500 24,134
Tsubakimoto Chain Co. 3,600 43,839
Tsuburaya Fields Holdings,
Inc. 4,100 53,521
Tsugami Corp. 7,800 96,242
Tsukada Global Holdings, Inc. 600 2,238
Tsukishima Holdings Co., Ltd. 3,400 47,672
Tsuruha Holdings, Inc. 2,501 201,199
Tsuzuki Denki Co., Ltd. 700 11,974
UACJ Corp. 3,300 111,396
Uchida Yoko Co., Ltd. 600 32,852
UEX, Ltd. 300 1,577
Ultrafabrics Holdings Co., Ltd. 200 994
U-Next Holdings Co., Ltd. 4,300 61,558
Unicharm Corp. 20,200 187,711
Unipres Corp. 2,600 18,282
United Arrows, Ltd. 3,300 52,031
United Super Markets
Holdings, Inc. 6,521 42,013
UNITED, Inc. 1,100 5,367
Urbanet Corp Co., Ltd. 3,400 10,941
Ushio, Inc. 8,600 103,521

44
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
JAPAN — (Continued)
USS Co., Ltd. 22,100 $ 221,403
UT Group Co., Ltd. 6,100 84,931
V Technology Co., Ltd. 200 2,814
Valor Holdings Co., Ltd. 3,200 56,242
Valqua, Ltd. 700 14,747
Vector, Inc. 3,900 24,170
Vision, Inc. 3,900 35,134
*Visional, Inc. 3,300 200,073
Vital KSK Holdings, Inc. 5,300 48,749
VT Holdings Co., Ltd. 9,600 34,055
Wacoal Holdings Corp. 3,500 122,441
Wacom Co., Ltd. 23,500 90,119
Wakita & Co., Ltd. 3,900 48,094
Watahan & Co., Ltd. 1,000 11,364
Wealth Management, Inc. 200 1,426
Weathernews, Inc. 300 7,456
Welcia Holdings Co., Ltd. 8,001 141,212
Wellnet Corp. 600 3,050
#West Holdings Corp. 5,500 60,884
#Will Group, Inc. 2,400 16,371
WingArc1st, Inc. 2,600 69,448
Workman Co., Ltd. 1,600 50,701
World Co., Ltd. 3,100 57,701
World Holdings Co., Ltd. 500 6,986
Xebio Holdings Co., Ltd. 2,800 25,637
#YAC Holdings Co., Ltd. 500 2,794
Yahagi Construction Co., Ltd. 2,500 25,484
Yakult Honsha Co., Ltd. 6,200 127,464
YAMABIKO Corp. 3,300 49,463
YAMADA Consulting Group
Co., Ltd. 700 8,568
Yamada Holdings Co., Ltd. 19,500 63,132
Yamae Group Holdings Co.,
Ltd. 1,200 21,798
Yamaha Corp. 14,803 107,930
Yamaha Motor Co., Ltd. 38,200 300,480
#Yamashin-Filter Corp. 1,600 5,844
Yamato Holdings Co., Ltd. 10,400 147,790
Yamazaki Baking Co., Ltd. 6,000 143,732
Yamazen Corp. 9,000 88,587
Yaoko Co., Ltd. 1,600 107,201
Yaskawa Electric Corp. 5,200 109,986
Yellow Hat, Ltd. 6,200 59,201
Yokogawa Bridge Holdings
Corp. 4,400 80,850
Yokogawa Electric Corp. 5,900 127,729
#Yokorei Co., Ltd. 3,400 20,332
Yokowo Co., Ltd. 1,000 8,581
Yondenko Corp. 2,900 27,345
Yondoshi Holdings, Inc. 700 8,637
Yonex Co., Ltd. 5,300 86,723
*Yoshimura Food Holdings KK 400 2,549
Yoshinoya Holdings Co., Ltd. 3,700 81,164
Yuasa Trading Co., Ltd. 1,100 33,700
Yurtec Corp. 5,100 65,573
Zacros Corp. 1,600 44,420
Zenrin Co., Ltd. 2,800 23,556
Zeon Corp. 16,900 165,457
Shares Value†
JAPAN — (Continued)
ZIGExN Co., Ltd. 8,900 $ 27,579
Zojirushi Corp., Class B 800 7,695
ZOZO, Inc., Class B 15,900 162,077
#Zuiko Corp. 1,000 7,586
TOTAL JAPAN 136,770,425
NETHERLANDS — (4.9%)
Aalberts NV, Registered 4,026 133,361
ΩABN AMRO Bank NV 45,612 943,661
Acomo NV 2,770 68,172
Aegon, Ltd., Registered 96,612 621,215
Akzo Nobel NV 15,849 1,000,989
Allfunds Group PLC 35,881 202,307
APERAM SA 4,408 127,976
Arcadis NV 4,266 206,584
ASM International NV 1,595 771,119
ASML Holding NV, Class B 136 90,053
ASML Holding NV, Class B,
Sponsored NVDR 12,323 8,232,750
ASR Nederland NV, Class B 25,727 1,620,184
ΩB&S Group Sarl 2,270 14,992
Ω#*Basic-Fit NV, Registered 2,305 52,221
BE Semiconductor Industries
NV 4,215 451,542
Brunel International NV,
Registered 2,503 26,347
Coca-Cola Europacific
Partners PLC 6,055 545,136
Corbion NV 6,148 131,319
Ω*CTP NV 8,231 154,571
*Ebusco Holding NV 76 26
Flow Traders, Ltd. 2,099 62,562
Fugro NV 5,764 67,488
*Havas NV 46,167 76,527
Heineken NV 3,624 324,211
IMCD NV 6,225 826,863
ING Groep NV 111,087 2,148,499
*InPost SA 25,624 431,096
JDE Peet's NV 1,760 42,615
Ω*Just Eat Takeaway.com NV 21,123 461,983
#*Kendrion NV 105 1,220
Koninklijke Ahold Delhaize NV 42,954 1,764,644
*Koninklijke BAM Groep NV 26,611 179,988
Koninklijke Heijmans N.V 2,011 103,007
Koninklijke KPN NV 418,566 1,948,423
*Koninklijke Philips NV 15,039 381,403
*Koninklijke Philips NV,
Sponsored ADR 38,140 966,849
Koninklijke Vopak NV 2,893 119,837
Nedap NV 4 277
NN Group NV 24,085 1,475,709
#*Pharming Group NV 10,835 9,558
*PostNL NV 13,110 13,390
*Prosus NV 28,320 1,317,490
Randstad NV 11,166 447,046
SBM Offshore NV 22,568 475,629
#*SIF Holding NV 158 1,669
ΩSignify NV 2,874 59,362
TKH Group NV 3,275 129,183

45
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
NETHERLANDS — (Continued)
Universal Music Group NV 44,568 $ 1,309,631
Van Lanschot Kempen NV 3,020 175,254
Wolters Kluwer NV 19,519 3,449,163
TOTAL NETHERLANDS 34,165,101
NEW ZEALAND — (0.3%)
a2 Milk Co., Ltd. (The) 16,408 85,299
Auckland International Airport,
Ltd. 34,085 152,113
Briscoe Group, Ltd. 36 90
#Channel Infrastructure NZ,
Ltd. 35,912 40,493
Chorus, Ltd. 35,594 167,719
#Colonial Motor Co., Ltd.
(The), Class B 12 49
#Contact Energy, Ltd. 16,995 89,359
#Delegat Group, Ltd. 44 102
EBOS Group, Ltd. 9,218 200,218
Fisher & Paykel Healthcare
Corp., Ltd. 17,008 343,176
Freightways Group, Ltd. 13,978 81,708
*Gentrack Group, Ltd. 5,397 37,570
Hallenstein Glasson Holdings,
Ltd. 2,490 10,758
Heartland Group Holdings,
Ltd., Class B 72,408 33,087
*KMD Brands, Ltd. 2,149 421
Mainfreight, Ltd. 1,810 59,626
Manawa Energy, Ltd. 7,526 21,661
Mercury NZ, Ltd. 18,602 61,600
Meridian Energy, Ltd. 27,665 89,970
Napier Port Holdings, Ltd. 60 91
NZME, Ltd. 300 190
NZX, Ltd. 35,899 32,809
*Oceania Healthcare, Ltd. 694 268
Port of Tauranga, Ltd. 7,208 26,307
*Ryman Healthcare, Ltd. 39,266 51,498
Scales Corp., Ltd. 11,647 28,754
*Serko, Ltd. 346 739
Skellerup Holdings, Ltd., Class
A 13,718 34,355
SKY Network Television, Ltd. 13,726 20,120
#*SKYCITY Entertainment
Group, Ltd. 27,119 18,508
Spark New Zealand, Ltd. 9,327 11,513
*Summerset Group Holdings,
Ltd. 10,643 68,087
TOWER, Ltd. 12,299 9,707
Vector, Ltd. 12,773 30,169
*Vista Group International, Ltd. 6,014 12,670
*Warehouse Group, Ltd. (The),
Registered 260 126
TOTAL NEW ZEALAND 1,820,930
NORWAY — (0.7%)
#2020 Bulkers, Ltd. 679 7,262
ABG Sundal Collier Holding
ASA 20,997 13,262
AF Gruppen ASA 1,841 26,452
Aker Solutions ASA 33,438 90,480
Shares Value†
NORWAY — (Continued)
AKVA Group ASA 12 $ 72
*Archer, Ltd. 5,029 9,917
*ArcticZymes Technologies
ASA 20 32
Atea ASA, Class A 5,535 75,793
Borregaard ASA 5,595 96,254
Bouvet ASA 8,494 65,446
ΩBW LPG, Ltd. 2,615 26,075
*Cadeler A/S, ADR 1,061 22,143
*Cloudberry Clean Energy
ASA 22,615 27,130
Ω*Crayon Group Holding ASA 2,988 35,729
DNB Bank ASA 30,102 751,247
*DOF Group ASA 12,815 99,913
ΩElmera Group ASA 15,736 55,994
Elopak ASA 12,331 50,359
Ω*Entra ASA, Class B 3,839 44,350
ΩEuropris ASA 18,892 140,461
Gjensidige Forsikring ASA 6,224 145,608
*Hexagon Composites ASA 11,923 21,340
ΩKid ASA 3,813 53,390
Kitron ASA 15,992 78,650
#*Kongsberg Automotive ASA 4,861 631
Kongsberg Gruppen ASA 3,889 625,543
Leroy Seafood Group ASA 7,098 31,048
*LINK Mobility Group Holding
ASA 20,330 47,737
*Medistim ASA 12 186
MORROW BANK ASA 192 185
Mowi ASA 4,853 88,964
ΩMulticonsult ASA 1,361 24,805
*Nordic Semiconductor ASA 8,224 81,289
Norsk Hydro ASA 16,993 89,472
*Northern Ocean, Ltd. 93 52
Odfjell Drilling, Ltd. 5,288 27,435
Olav Thon Eiendomsselskap
ASA 1,002 24,929
Orkla ASA 8,667 96,616
Pareto Bank ASA 3,667 26,026
Pexip Holding ASA 726 2,748
*PhotoCure ASA 8 41
Protector Forsikring ASA 4,437 156,387
Rana Gruber ASA 825 5,879
Salmar ASA 2,274 112,385
*SATS ASA 7,172 25,935
Ω*Scatec ASA 14,896 113,552
Schibsted ASA, Class B 868 26,417
Schibsted ASA, Registered 3,968 114,410
Selvaag Bolig ASA 4,141 13,877
Ω#*Shelf Drilling, Ltd. 2,351 1,061
Sparebank 1 Oestlandet 3,033 50,599
SpareBank 1 Sor-Norge ASA 13,613 217,126
Sparebanken More 3,849 37,117
Sparebanken Sor 3,252 63,661
Storebrand ASA, Class B 38,290 461,181
Subsea 7 SA 8,510 128,430
TGS ASA 24,347 180,666
*TOMRA Systems ASA 7,594 119,000

46
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
NORWAY — (Continued)
Veidekke ASA 6,089 $ 91,835
Wilh Wilhelmsen Holding ASA,
A Shares 1,249 46,732
Wilh Wilhelmsen Holding ASA,
B Shares 323 11,774
*Zaptec ASA 172 294
TOTAL NORWAY 5,083,384
PORTUGAL — (0.2%)
#Altri SGPS SA 4,803 33,158
Banco Comercial Portugues
SA, Class R 333,996 214,058
Corticeira Amorim SGPS SA 1,797 15,545
CTT-Correios de Portugal SA 2,484 21,940
#*EDP Renovaveis SA 4,266 40,031
EDP SA 191,362 756,138
#Mota-Engil SGPS SA 2,133 8,467
Navigator Co. SA (The), Class
B 7,844 29,835
NOS SGPS SA 14,299 59,735
REN - Redes Energeticas
Nacionais SGPS SA 19,542 64,311
Sonae SGPS SA 75,592 96,241
TOTAL PORTUGAL 1,339,459
SINGAPORE — (0.7%)
*AEM Holdings, Ltd. 1,616 1,460
Aztech Global, Ltd. 5,100 2,070
BRC Asia, Ltd. 100 243
Bukit Sembawang Estates,
Ltd. 400 1,084
Centurion Corp., Ltd. 400 386
China Aviation Oil Singapore
Corp., Ltd. 22,800 14,843
City Developments, Ltd. 43,700 166,339
*CSE Global, Ltd. 10,705 3,444
DBS Group Holdings, Ltd. 51,700 1,680,834
DFI Retail Group Holdings,
Ltd. 5,400 13,662
Food Empire Holdings, Ltd.,
Registered 3,700 4,279
Frasers Property, Ltd. 16,400 10,237
Frencken Group, Ltd. 13,000 10,056
*Fu Yu Corp., Ltd. 2,800 212
*Gallant Venture, Ltd. 2,400 140
Genting Singapore, Ltd. 195,300 110,685
GuocoLand, Ltd. 200 216
Ho Bee Land, Ltd. 18,400 25,366
Hong Fok Corp., Ltd. 25,100 14,129
Hongkong Land Holdings, Ltd. 26,100 127,629
Hour Glass, Ltd. (The) 1,600 1,924
iFAST Corp., Ltd. 6,500 30,964
*ISDN Holdings, Ltd. 12,042 2,905
Keppel, Ltd. 40,300 202,472
NetLink NBN Trust 143,200 100,351
OUE, Ltd. 300 216
Oversea-Chinese Banking
Corp., Ltd. 53,500 661,733
Pan-United Corp., Ltd., Class
A 400 207
Shares Value†
SINGAPORE — (Continued)
Propnex, Ltd. 5,800 $ 4,664
Q&M Dental Group Singapore,
Ltd. 400 89
Raffles Medical Group, Ltd. 18,300 14,156
*Seatrium, Ltd. 110,155 161,137
Sheng Siong Group, Ltd. 39,800 53,648
SIA Engineering Co., Ltd.,
Registered 2,900 4,975
Singapore Land Group, Ltd. 400 613
Singapore Technologies
Engineering, Ltd. 59,300 336,535
*Straits Trading Co., Ltd. 11,300 12,376
Tai Sin Electric, Ltd. 1,000 306
*Thomson Medical Group, Ltd. 2,500 80
United Overseas Bank, Ltd. 17,500 464,272
*UOL Group, Ltd. 24,100 106,500
Venture Corp., Ltd. 11,700 103,944
Vicom, Ltd. 100 103
Wing Tai Holdings, Ltd. 40,400 36,201
*Yangzijiang Shipbuilding
Holdings, Ltd. 91,400 156,102
TOTAL SINGAPORE 4,643,787
SPAIN — (3.1%)
Acciona SA 2,872 419,194
Acerinox SA 16,475 186,062
*ACS Actividades de
Construccion y Servicios SA 13,596 851,585
ΩAena SME SA 1,778 447,481
*Almirall SA 3,026 33,538
Amadeus IT Group SA 26,559 2,088,611
*Amper SA 1,350 222
Atresmedia Corp. de Medios
de Comunicacion SA 5,756 36,380
Audax Renovables SA 19,143 32,902
Banco Bilbao Vizcaya
Argentaria SA 39,230 537,813
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 65,514 897,542
Banco de Sabadell SA 352,381 1,027,060
Banco Santander SA 271,754 1,909,723
Banco Santander SA,
Sponsored ADR 92,572 648,004
Bankinter SA 52,193 607,544
CaixaBank SA 253,151 1,937,266
ΩCellnex Telecom SA 11,495 465,706
Construcciones y Auxiliar de
Ferrocarriles SA 1,709 83,537
Corp ACCIONA Energias
Renovables SA 1,919 35,863
*eDreams ODIGEO SA 4,592 38,367
Elecnor SA 2,288 49,105
Enagas SA 2,184 34,186
Ence Energia y Celulosa SA 9,174 29,617
Endesa SA 7,947 239,395
Ercros SA 346 1,174
Faes Farma SA 15,416 74,828
Ferrovial SE 388 19,264
Ferrovial SE 12,915 629,527

47
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
SPAIN — (Continued)
Fluidra SA 4,362 $ 100,757
ΩGestamp Automocion SA 7,410 22,069
ΩGlobal Dominion Access SA 6,842 22,633
*Grenergy Renovables SA 312 17,911
*Grifols SA 13,365 126,008
Grupo Catalana Occidente SA 3,423 191,053
Iberdrola SA 99,732 1,802,024
Indra Sistemas SA 10,576 336,864
Industria de Diseno Textil SA 53,316 2,863,076
Laboratorios Farmaceuticos
Rovi SA 1,563 91,591
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 30,404 44,239
Mapfre SA 87,004 309,958
Naturgy Energy Group SA 4,349 129,723
ΩNeinor Homes SA 2,433 42,371
*Obrascon Huarte Lain SA 32,440 11,413
Pharma Mar SA 488 41,245
Prim SA 4 46
*Promotora de Informaciones
SA, Class A 364 164
ΩProsegur Cash SA 5,589 4,867
Realia Business SA 464 475
Redeia Corp. SA 21,976 462,153
*Sacyr SA 28,318 103,782
*Solaria Energia y Medio
Ambiente SA 963 7,262
*<Soltec Power Holdings SA,
Class A 480 654
Ω*Talgo SA 1,850 6,688
*Tecnicas Reunidas SA 8,410 141,489
#Telefonica SA 224,415 1,152,560
Telefonica SA, Sponsored
ADR 42,037 214,809
Tubacex SA 7,159 29,460
ΩUnicaja Banco SA 106,059 202,063
TOTAL SPAIN 21,840,903
SWEDEN — (4.0%)
AAK AB 3,469 90,781
ΩAcadeMedia AB 8,965 73,710
AddLife AB, Class B 7,009 132,987
Addnode Group AB 9,132 79,060
AddTech AB, B Shares 13,795 464,272
AFRY AB 16,602 288,322
Alfa Laval AB 10,504 435,738
ΩAlimak Group AB 5,716 72,303
Alleima AB 19,036 149,507
Alligo AB, Registered 1,692 19,332
ΩAmbea AB, Class B 10,648 128,948
AQ Group AB 1,855 29,907
Arjo AB, Class B 12,051 40,283
*Asmodee Group AB, Class B 8,378 92,511
Assa Abloy AB, Class B 16,395 495,680
Atlas Copco AB, Class A 27,997 390,278
Atlas Copco AB, Class B 95,614 1,485,527
*Atrium Ljungberg AB, B
Shares 13,665 48,590
Ω*Attendo AB 13,579 92,358
Shares Value†
SWEDEN — (Continued)
Avanza Bank Holding AB 17,022 $ 569,171
Axfood AB 8,601 241,045
Beijer Alma AB, Class B 2,234 46,557
Beijer Ref AB 7,211 110,054
Bergman & Beving AB 2,125 64,445
*Betsson AB, Class B 20,888 367,520
#*Better Collective A/S 2,906 38,295
*BHG Group AB 12,247 29,535
Bilia AB, A Shares 6,645 83,847
Billerud Aktiebolag 27,190 286,985
BioGaia AB, B Shares 8,471 90,024
*Boliden AB 13,943 428,052
Ω*Boozt AB, Class A 5,706 50,020
ΩBravida Holding AB 14,568 138,658
BTS Group AB, Registered 363 8,694
Bufab AB 2,967 123,111
Bulten AB 16 98
Byggmax Group AB 3,731 18,587
#*Camurus AB 2,854 183,759
*Carasent AB 76 196
*Castellum AB 8,553 103,799
Catella AB 96 290
Catena AB 3,268 153,762
Cellavision AB 874 18,305
*Cint Group AB 24,960 18,879
Clas Ohlson AB, B Shares 7,227 205,460
Cloetta AB, B Shares 16,699 48,652
Coinshares International, Ltd. 2,488 19,966
ΩCoor Service Management
Holding AB 16,495 66,699
Corem Property Group AB,
Class B 12 259
Corem Property Group AB,
Class D 41,694 21,104
CTT Systems AB 602 12,720
Dios Fastigheter AB 8,132 56,659
ΩDometic Group AB 6,370 22,944
*Dynavox Group AB 5,809 52,429
Eastnine AB 48 223
Elanders AB, Class B 40 222
*Electrolux AB, Class B 22,046 137,146
*Electrolux Professional AB,
Class B 13,179 76,930
Elekta AB, Class B 28,324 143,897
*Eltel AB 152 124
#*Embracer Group AB 8,840 111,507
Engcon AB 3,560 34,475
Eolus Vind AB, Class B 1,605 7,746
Ependion AB, Class B 991 11,857
Epiroc AB, Class A 4,950 97,102
Epiroc AB, Class B 26,641 576,744
#EQT AB 1,887 54,351
Ω*Evolution AB 1,842 128,760
*Ework Group AB 881 13,296
Fabege AB 30,534 261,022
Fagerhult Group AB 3,193 13,871
*Fastighets AB Balder, Class B 17,782 127,582
*Fastighetsbolaget Emilshus
AB, Class A 200 948

48
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
SWEDEN — (Continued)
FastPartner AB, Class D 5,548 $ 32,569
FastPartner AB, Class D 16 117
*Fenix Outdoor International
AG 8 506
FormPipe Software AB 52 142
Fortnox AB 65,044 586,582
#Getinge AB, B Shares 11,100 214,291
Granges AB 9,410 117,760
Ω*Green Landscaping Group
AB 72 449
H & M Hennes & Mauritz AB,
Class B 15,356 222,979
Hanza AB 576 4,306
Heba Fastighets AB, Class B 918 2,779
*Hemnet Group AB 11,572 397,135
*Hexagon AB, Class B 27,155 263,754
#*Hexatronic Group AB 13,557 36,054
Hexpol AB 14,637 127,022
#*HMS Networks AB 1,879 84,044
Holmen AB, B Shares 2,590 102,742
Hufvudstaden AB, Class A 7,147 87,069
*Humana AB 1,452 6,150
Husqvarna AB, Class U 6,332 29,576
Husqvarna AB, Class U 52 242
Indutrade AB 11,793 318,885
Instalco AB 27,539 76,750
INVISIO AB 3,295 132,211
Inwido AB 4,970 105,739
ITAB Shop Concept AB 200 529
JM AB 9,902 158,516
Kabe Group AB, Class B 8 207
#*Karnov Group AB 3,580 33,703
*K-fast Holding AB 4,724 6,129
KNOW IT AB 2,899 43,523
Lagercrantz Group AB, B
Shares 12,190 277,043
Lifco AB, Class B 7,160 277,495
Lime Technologies AB 1,062 42,998
Lindab International AB 5,693 120,177
Loomis AB 3,758 157,413
#*Medcap AB 838 37,795
Medicover AB, Class B 3,591 89,916
MEKO AB 3,653 48,025
MIPS AB 1,628 57,694
*Modern Times Group MTG
AB, Class B 13,529 162,995
ΩMunters Group AB 4,975 63,910
Mycronic AB 4,931 196,628
#NCAB Group AB, Class B 7,031 30,996
NCC AB, Class B 10,517 196,930
Nederman Holding AB 1,169 20,483
New Wave Group AB, Class B 7,433 90,939
Nibe Industrier AB, Class B 24,033 101,615
#*Nobia AB 29,970 10,298
Nolato AB, Class B 5,490 30,880
Nordnet AB (publ), Registered 10,023 263,957
*Norion Bank AB 6,105 25,019
NP3 Fastigheter AB 2,137 55,724
*Nyfosa AB 10,359 97,415
Shares Value†
SWEDEN — (Continued)
OEM International AB, Class B 7,894 $ 112,948
Peab AB, Class B 10,269 85,443
Platzer Fastigheter Holding
AB, Class B 6,805 53,481
Ratos AB, B Shares 36,465 124,160
RaySearch Laboratories AB 4,015 108,441
Rejlers AB 24 442
*Rottneros AB 108 67
Rvrc Holding AB 10,566 54,753
Saab AB, Class B 5,380 249,842
Sagax AB, Class B 9,872 224,361
#Samhallsbyggnadsbolaget i
Norden AB 115,899 47,129
Sandvik AB 23,914 496,137
ΩScandic Hotels Group AB 23,349 180,718
*Sdiptech AB 2,348 52,633
*Sectra AB, Class B 10,980 337,657
Securitas AB, Class B 24,947 397,035
*Sensys Gatso Group AB 78 347
Ω*Sinch AB 57,088 133,177
SinterCast AB 12 130
Skandinaviska Enskilda
Banken AB, Class B 16 270
Skandinaviska Enskilda
Banken AB, Class C 78,091 1,234,328
Skanska AB, Class B 12,044 279,594
SKF AB, B Shares 7,791 153,116
#SKF AB, Class A 8 159
SkiStar AB 4,773 82,594
*Stendorren Fastigheter AB 809 17,279
Storskogen Group AB, Class B 141,074 184,151
Svedbergs Group AB, Class B 2,375 12,485
Svenska Cellulosa AB SCA,
Class A 23,765 308,739
Svenska Cellulosa AB SCA,
Class B 1,160 14,986
#Svenska Handelsbanken AB,
Class B 1,505 29,585
Svenska Handelsbanken AB,
Class B 36,242 474,777
Sweco AB, Class A 10,694 187,715
Swedbank AB, Class B 25,216 627,204
*Swedish Orphan Biovitrum
AB, Class A 8,739 265,480
Synsam AB 10,895 55,351
Systemair AB 4,704 40,091
Tele2 AB, Class B 50,226 740,770
Telefonaktiebolaget LM
Ericsson, Class A 103,434 872,737
Telefonaktiebolaget LM
Ericsson, Class B 1,949 16,328
Telia Co. AB 105,942 397,081
ΩThule Group AB 7,398 168,748
Trelleborg AB, Class B 3,410 117,663
Troax Group AB, Class B 1,955 27,202
Truecaller AB, Class B 21,002 158,415
*VBG Group AB, Class B 744 20,858
Vitec Software Group AB, B
Shares 2,509 114,721

49
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
SWEDEN — (Continued)
Vitrolife AB 6,661 $ 108,842
Volati AB 1,275 15,731
#Volvo AB, Class A 66,307 1,805,329
Volvo AB, Class B 7,491 204,422
#*Volvo Car AB, Class R 67,313 114,702
Wallenstam AB, B Shares 11,869 58,700
Wihlborgs Fastigheter AB 24,617 255,233
XANO Industri AB, Class B 28 124
TOTAL SWEDEN 27,561,693
SWITZERLAND — (7.9%)
ABB, Ltd., Registered 46,483 2,443,080
Accelleron Industries AG 9,190 493,637
Adecco Group AG 9,920 258,578
Alcon AG, ADR 8,947 873,317
Allreal Holding AG, Registered 1,453 321,455
ALSO Holding AG, Registered 663 202,914
APG SGA SA 129 35,007
#Arbonia AG 1,279 9,712
Baloise Holding AG,
Registered 4,291 957,153
*Banque Cantonale de
Geneve, Registered 78 23,445
*Banque Cantonale Vaudoise,
Registered 3,577 441,385
Belimo Holding AG, Class R 640 543,620
Bellevue Group AG, Class BR 46 481
Berner Kantonalbank AG,
Registered 495 152,702
BKW AG 1,675 337,344
Bossard Holding AG,
Registered 430 94,085
Bucher Industries AG,
Registered 458 197,858
Burckhardt Compression
Holding AG 319 216,613
Burkhalter Holding AG 687 102,496
*Calida Holding AG,
Registered 8 154
Cembra Money Bank AG 2,748 332,736
#Cham Swiss Properties AG 4 108
Cie Financiere Tradition SA,
Class BR 152 40,324
#Clariant AG, Registered 7,886 88,193
#Coltene Holding AG,
Registered 12 913
Daetwyler Holding AG, Class
BR 252 36,432
DKSH Holding AG 2,979 220,412
#*DocMorris AG 844 23,828
dormakaba Holding AG 208 175,664
EFG International AG 7,491 113,220
Emmi AG, Registered 149 146,688
EMS-Chemie Holding AG 88 65,056
#*Feintool International
Holding AG, Registered 4 54
Flughafen Zurich AG,
Registered 2,047 516,639
Forbo Holding AG, Registered 59 56,649
ΩGalenica AG 6,281 660,393
Shares Value†
SWITZERLAND — (Continued)
Geberit AG, Registered 2,213 $ 1,535,567
Georg Fischer AG, Registered 3,188 230,444
Givaudan SA, Registered 361 1,749,318
Glarner Kantonalbank 481 12,877
Helvetia Holding AG,
Registered 2,375 523,989
Hiag Immobilien Holding AG 342 41,618
Huber + Suhner AG,
Registered 1,803 159,072
Implenia AG, Registered 1,100 62,513
*Inficon Holding AG,
Registered 1,220 129,460
Interroll Holding AG, Class R 19 41,618
Intershop Holding AG 287 47,219
*Investis Holding SA 180 26,614
Julius Baer Group, Ltd.,
Registered 11,610 752,195
Jungfraubahn Holding AG,
Registered 463 111,672
Kardex Holding AG,
Registered 558 140,221
*Kudelski SA, Class R 52 76
Kuehne + Nagel International
AG, Class R 1,553 356,902
Landis+Gyr Group AG 603 38,818
Liechtensteinische
Landesbank AG, Class B 483 44,553
#Logitech International SA,
Class R, ADR 8,794 662,980
Luzerner Kantonalbank AG,
Registered 440 37,320
ΩMedacta Group SA 210 34,039
Meier Tobler Group AG 24 1,012
#*Metall Zug AG, Registered 9 11,281
Mikron Holding AG, Registered 8 156
#Mobilezone Holding AG,
Registered 2,817 38,805
Mobimo Holding AG, Class B 889 344,565
Ω*Montana Aerospace AG 1,294 25,982
Naturenergie Holding AG,
Class B 501 19,754
#Novartis AG, Class B,
Sponsored ADR 63,272 7,180,739
Novartis AG, Registered 1,692 193,115
*Novavest Real Estate AG,
Class B 16 728
OC Oerlikon Corp. AG
Pfaffikon 8,670 36,843
Partners Group Holding AG 1,038 1,358,526
#*Peach Property Group AG 424 3,235
Phoenix Mecano AG,
Registered 39 20,170
Plazza AG, Registered 24 10,456
Ω*PolyPeptide Group AG 723 16,752
PSP Swiss Property AG,
Registered 3,146 562,394
Rieter Holding AG, Registered 108 9,200
Roche Holding AG, Class A 20,895 6,847,610
Roche Holding AG, Class B 815 285,238

50
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
SWITZERLAND — (Continued)
Romande Energie Holding SA,
Registered 968 $ 50,535
Sandoz Group AG 16,665 725,614
Sandoz Group AG, ADR 3,399 147,449
Schindler Holding AG,
Registered 814 289,246
Schweiter Technologies AG,
Registered 41 18,960
Ω#*Sensirion Holding AG 247 19,147
*SFS Group AG 1,198 161,823
*SGS SA, Registered 10,376 1,019,228
*Siegfried Holding AG,
Registered 1,540 183,657
SIG Group AG 36,102 698,975
Sika AG, Registered 6,904 1,729,046
SKAN Group AG, Class A 403 32,956
Sonova Holding AG 3,009 927,874
*St. Galler Kantonalbank AG,
Registered 169 102,212
Stadler Rail AG 136 3,588
Straumann Holding AG, Class
R 3,711 454,533
Sulzer AG, Registered 1,384 234,442
Swatch Group AG (The), Class
BR 1,377 238,200
Swatch Group AG (The),
Registered 3,054 106,514
Swiss Life Holding AG,
Registered 1,634 1,634,497
Swiss Prime Site AG,
Registered 5,005 708,344
Swiss Re AG, Registered 19,869 3,572,431
Swisscom AG, Registered 1,642 1,098,996
Swissquote Group Holding SA,
Registered 1,193 614,103
Temenos AG, Registered 3,964 284,607
TX Group AG 233 52,569
u-blox Holding AG 995 100,862
UBS Group AG 1,924 58,276
UBS Group AG, ADR 55,435 1,675,800
Valiant Holding AG 1,699 251,413
ΩVAT Group AG 1,419 508,198
Vaudoise Assurances Holding
SA 40 29,303
Vontobel Holding AG, Class R 2,087 151,112
VP Bank AG, Class A 322 32,210
V-ZUG Holding AG 288 24,393
*Walliser Kantonalbank,
Registered 235 35,461
Warteck Invest AG, Registered 6 14,092
Ypsomed Holding AG,
Registered 151 64,222
Zehnder Group AG,
Registered 649 43,280
Zug Estates Holding AG, Class
B 38 98,035
Zuger Kantonalbank, Class BR 4 41,375
Zurich Insurance Group AG 3,573 2,532,297
TOTAL SWITZERLAND 54,657,866
Shares Value†
UNITED KINGDOM — (12.4%)
4imprint Group PLC 950 $ 43,143
Admiral Group PLC 14,052 611,503
ΩAirtel Africa PLC 105,135 240,836
AJ Bell PLC 31,603 177,798
Antofagasta PLC 14,072 306,939
Ashtead Group PLC 17,377 926,099
AstraZeneca PLC, Sponsored
ADR 81,266 5,834,086
ΩAuto Trader Group PLC 91,372 1,024,208
Aviva PLC 103,843 776,738
B&M European Value Retail
SA 14,848 66,717
Babcock International Group
PLC 45,723 491,021
BAE Systems PLC 49,035 1,136,031
Balfour Beatty PLC,
Registered 37,162 227,141
Barclays PLC 363,599 1,441,439
#Barclays PLC, Sponsored
ADR 35,159 564,654
Barratt Redrow PLC,
Registered 128,894 801,940
Beazley PLC 88,432 1,044,761
Bellway PLC 12,619 452,057
Berkeley Group Holdings PLC,
Registered 9,326 519,447
ΩBridgepoint Group PLC 10,988 39,245
BT Group PLC, Registered 585,728 1,359,738
Bunzl PLC 10,069 316,056
Burberry Group PLC 13,343 128,962
Bytes Technology Group PLC 6,236 42,230
Coca-Cola HBC AG 5,309 276,558
Compass Group PLC 64,020 2,153,183
Computacenter PLC 8,243 265,346
ΩConvaTec Group PLC 81,838 283,990
Croda International PLC 931 36,697
DCC PLC 12,342 805,468
Ω*Deliveroo PLC 22,665 51,617
Diageo PLC 45,494 1,271,234
#Diageo PLC, Sponsored ADR 838 93,873
Diploma PLC 7,936 419,977
Direct Line Insurance Group
PLC 129,534 489,643
Drax Group PLC 46,124 380,121
Dunelm Group PLC 10,175 149,634
Entain PLC, Class B 38,428 327,270
Experian PLC 62,719 3,112,200
*Frasers Group PLC 8,210 72,596
Fresnillo PLC 18,344 245,511
Games Workshop Group PLC 2,735 562,950
Grafton Group PLC, Class A 17,996 218,186
Grainger PLC 98,884 283,971
Greggs PLC 3,796 94,156
GSK PLC 84,896 1,682,226
Haleon PLC 215,635 1,084,123
Halma PLC 10,246 377,175
Hays PLC 65,433 62,578
Hikma Pharmaceuticals PLC 6,218 164,862
Hill & Smith PLC 5,835 139,509

51
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
UNITED KINGDOM — (Continued)
*Hiscox, Ltd. 23,285 $ 341,809
*Hochschild Mining PLC 2,921 11,010
Howden Joinery Group PLC 55,651 571,622
HSBC Holdings PLC,
Registered 94,570 1,050,960
#HSBC Holdings PLC,
Sponsored ADR 56,115 3,146,929
IG Group Holdings PLC 19,507 277,491
IMI PLC 25,984 613,618
Inchcape PLC 35,680 320,022
*Indivior PLC 2,575 29,270
Informa PLC 42,435 412,521
International Distribution
Services PLC 64,026 313,686
International Workplace Group
PLC 36,806 90,900
Intertek Group PLC 9,397 575,365
ITV PLC 325,544 348,299
J Sainsbury PLC 144,640 515,447
JD Sports Fashion PLC 62,548 65,650
Johnson Matthey PLC 20,152 345,884
Just Group PLC, Registered 117,273 220,552
Kingfisher PLC 141,236 541,800
Lancashire Holdings, Ltd. 22,579 169,794
Legal & General Group PLC,
Class B 265,509 831,633
Lion Finance Group PLC 2,492 199,714
Lloyds Banking Group PLC 1,480,324 1,448,945
Man Group PLC 126,126 274,601
Marks & Spencer Group PLC 221,251 1,149,594
Melrose Industries PLC 45,701 264,682
*Mitchells & Butlers PLC 14,178 46,870
Mondi PLC 19,040 288,142
Morgan Sindall Group PLC 2,929 138,299
#*National Grid PLC,
Sponsored ADR 17,796 1,299,108
NatWest Group PLC 135,128 863,107
NatWest Group PLC, Class
S, ADR 62,428 806,570
Next PLC 6,183 1,018,291
Ninety One PLC 27,152 54,001
OSB Group PLC 42,305 267,843
Pagegroup PLC 10,652 38,273
#Pearson PLC, Sponsored
ADR 32,917 534,901
Pennon Group PLC 21,610 144,611
Persimmon PLC 22,650 391,785
Pets at Home Group PLC 2,114 6,681
Phoenix Group Holdings PLC,
Registered 75,194 600,110
*Playtech PLC, Registered,
Class A 18,260 185,363
Plus500, Ltd. 12,617 516,699
Premier Foods PLC 57,746 153,646
*Prudential PLC 36,859 389,824
QinetiQ Group PLC 31,268 163,968
Reckitt Benckiser Group PLC 32,707 2,113,567
RELX PLC, Sponsored ADR 82,306 4,496,377
Rentokil Initial PLC 8,154 37,314
Shares Value†
UNITED KINGDOM — (Continued)
Rentokil Initial PLC, ADR 1,827 $ 41,911
Rightmove PLC 99,210 977,695
Rio Tinto PLC 18,144 1,077,730
Rolls-Royce Holdings PLC,
Registered 280,051 2,821,196
Rotork PLC 49,855 202,438
RS GROUP PLC 29,706 204,542
Sage Group PLC (The) 48,461 801,027
Savills PLC 4,084 50,568
Schroders PLC 27,395 120,167
Severn Trent PLC 20,205 752,961
Smith & Nephew PLC 25,966 365,557
#Smith & Nephew PLC,
Sponsored ADR 685 19,194
Smiths Group PLC 16,336 406,725
Softcat PLC, Class B 17,048 380,504
Spectris PLC 4,874 130,204
Spirax Group PLC 553 43,395
*SSE PLC 17,337 391,818
St. James's Place PLC 91,331 1,145,739
Standard Chartered PLC 101,737 1,462,180
Taylor Wimpey PLC 264,191 414,458
*TBC Bank Group PLC 485 30,642
Telecom Plus PLC, Class B 10,255 259,159
Tesco PLC 442,035 2,188,713
TP ICAP Group PLC, Class A 60,072 205,811
Ω*Trainline PLC 44,440 172,615
Unilever PLC, Sponsored ADR 99,893 6,348,200
United Utilities Group PLC 53,690 808,573
*Vistry Group PLC 15,460 129,929
Weir Group PLC (The) 9,376 281,529
WH Smith PLC 12,969 156,684
Whitbread PLC 5,433 188,171
*Wise PLC, Class A 17,221 225,076
#WPP PLC, Sponsored ADR 14,103 543,812
TOTAL UNITED KINGDOM 85,713,514
UNITED STATES — (0.2%)
*Coeur Mining, Inc. 5,687 31,563
*Flutter Entertainment PLC,
Class DI 4,195 1,006,347
International Paper Co. 13,398 607,560
TOTAL UNITED STATES 1,645,470
TOTAL COMMON STOCKS 666,129,369
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG
8.520% 653 52,443
ΩDr. Ing. h.c. F. Porsche AG
5.240% 4,139 207,444
Draegerwerk AG & Co. KGaA
3.020% 844 57,181
*Einhell Germany AG, Class P
1.460% 208 15,653
FUCHS SE 2.520% 11,275 564,455
Henkel AG & Co. KGaA
2.980% 9,697 753,979
Jungheinrich AG 2.360% 3,092 111,912

52
Dimensional International Sustainability Core 1 ETF
continued
Shares Value†
GERMANY — (Continued)
Porsche Automobil Holding SE
7.080% 7,842 $ 322,434
Sartorius AG 0.330% 311 80,287
Sixt SE, Class A 6.710% 1,550 102,899
Volkswagen AG, Class A
9.490% 6,328 686,534
TOTAL GERMANY 2,955,221
TOTAL PREFERRED
STOCKS 2,955,221
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Talga Group, Ltd. 9/13/2025 122 –
TOTAL AUSTRALIA –
CANADA — (0.0%)
*<Constellation Software, Inc. 270 –
TOTAL CANADA –
Shares Value†
ITALY — (0.0%)
*Fincantieri SpA 9/30/2026 603 $ 725
TOTAL ITALY 725
PORTUGAL — (0.0%)
#*EDP Renovaveis SA
5/8/2025 4,266 437
TOTAL PORTUGAL 437
SPAIN — (0.0%)
*Obrascon Huarte Lain SA
5/13/2025 32,440 173
TOTAL SPAIN 173
TOTAL RIGHTS/WARRANTS 1,335
TOTAL INVESTMENT SECURITIES — (96.4%)
(Cost $548,411,350) 669,085,925
SECURITIES LENDING COLLATERAL — ( 3.6% )
@The DFA Short Term
Investment Fund 2,175,475 25,159,363
TOTAL INVESTMENTS — ( 100.0% )
(Cost $573,570,713) $ 694,245,288
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $14,189,830 which represented 2.1% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 34,960,575 $ 132 $ 34 $ 34,960,741
Austria .............................. 3,242,326 — — 3,242,326
Belgium ............................. 7,045,813 — — 7,045,813
Canada ............................. 68,068,631 — 10 68,068,641
Denmark ............................ 19,102,459 — — 19,102,459
Finland .............................. 13,549,937 — — 13,549,937
France .............................. 57,826,651 — — 57,826,651
Germany ............................ 54,545,306 — — 54,545,306
Hong Kong ........................... 5,614,870 20,112 — 5,634,982
Ireland .............................. 3,618,403 — — 3,618,403
Israel ............................... 4,346,909 — — 4,346,909
Italy ................................ 18,944,669 — — 18,944,669
Japan ............................... 136,770,425 — — 136,770,425
Netherlands .......................... 34,165,101 — — 34,165,101
New Zealand ......................... 1,820,930 — — 1,820,930
Norway .............................. 5,083,384 — — 5,083,384
Portugal ............................. 1,339,459 — — 1,339,459
Singapore ............................ 4,643,787 — — 4,643,787
Spain ............................... 21,840,249 — 654 21,840,903
Sweden ............................. 27,561,693 — — 27,561,693
Switzerland ........................... 54,657,866 — — 54,657,866
United Kingdom ....................... 85,713,514 — — 85,713,514
United States ......................... 1,645,470 — — 1,645,470

53
Dimensional International Sustainability Core 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Preferred Stocks
Germany ............................ $ 2,955,221 $ — $ — $ 2,955,221
Rights/Warrants
Australia ............................. — — — —
Canada ............................. — — — —
Italy ................................ 725 — — 725
Portugal ............................. 437 — — 437
Spain ............................... 173 — — 173
Securities Lending Collateral ............... — 25,159,363 — 25,159,363
Total Investments ........................ $669,064,983 $25,179,607 $698> $694,245,288
>
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

54
Dimensional Emerging Markets Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
Shares Value †
COMMON STOCKS — (98.5%)
BRAZIL — (3.5%)
Allied Tecnologia SA, Class A 200 $ 248
Allos SA 20,310 76,269
Alupar Investimento SA 27,863 151,681
Ambev SA 18,800 48,383
#Ambev SA, Sponsored ADR 69,073 174,755
*Ambipar Participacoes e
Empreendimentos S/A 2,117 45,620
Atacadao SA 76,900 116,136
Auren Energia SA 38,879 61,326
*Automob Participacoes SA 21,475 1,024
Azzas 2154 SA, Class R 4,816 27,085
B3 SA - Brasil Bolsa Balcao 129,200 307,858
Banco ABC Brasil SA 15,253 58,464
Banco Bradesco SA 65,342 141,155
Banco Bradesco SA,
Sponsored ADR 110,793 272,551
Banco BTG Pactual SA 40,019 269,390
Banco do Brasil SA 81,322 415,559
Banco Mercantil do Brasil SA 1,600 9,971
Banco Santander Brasil SA 154,284 804,477
#Banco Santander Brasil SA,
Sponsored ADR 12,532 65,918
BB Seguridade Participacoes
SA, Class H 45,775 345,815
Bemobi Mobile Tech SA 1,200 4,008
Blau Farmaceutica SA 2,100 4,789
C&A MODAS SA 29,200 68,649
Caixa Seguridade
Participacoes S/A 20,700 59,818
Camil Alimentos SA 5,000 3,851
Centrais Eletricas Brasileiras
SA 10,250 79,572
#Centrais Eletricas Brasileiras
SA, Class H, Sponsored ADR 3,400 26,180
*Cia Brasileira de Aluminio 9,101 6,317
*Cia Brasileira de Distribuicao 19,074 14,251
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 5,300 106,620
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 10,400 211,432
Cia de Saneamento de Minas
Gerais Copasa MG 23,100 87,481
Cia De Sanena Do Parana 300 326
Cia De Sanena Do Parana 20,000 108,560
Cia Energetica de Minas
Gerais 39,131 105,337
Cia Energetica de Minas
Gerais, Class B, Sponsored
ADR 33,910 64,090
Cia Paranaense de Energia
- Copel 27,252 50,254
Cia Paranaense de Energia -
Copel, ADR 11,475 93,062
Shares Value†
BRAZIL — (Continued)
CPFL Energia SA, Class A 18,200 $ 122,771
Cruzeiro do Sul Educacional
SA, Class A 400 289
Cury Construtora e
Incorporadora SA 26,400 128,470
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 39,200 171,648
Dexco SA 34,729 33,923
Dimed SA Distribuidora da
Medicamentos 2,200 3,567
Direcional Engenharia SA,
Class A 9,819 63,045
EcoRodovias Infraestrutura e
Logistica SA, Class A 22,300 26,036
*Embraer SA 5,800 66,509
*Embraer SA, Sponsored ADR 11,199 514,482
Empreendimentos Pague
Menos S/A 2,704 1,576
Energisa S/A 18,393 149,252
Engie Brasil Energia SA 20,427 149,989
Equatorial Energia SA 49,763 323,555
Eternit SA 800 639
Even Construtora e
Incorporadora SA 18,900 19,196
Ez Tec Empreendimentos e
Participacoes SA 17,700 41,519
Fleury SA 41,150 94,418
Fras-Le SA 800 4,132
Gerdau SA, Sponsored ADR 53,753 140,295
ΩGPS Participacoes e
Empreendimentos SA 30,428 81,157
Grendene SA, Class A 7,201 7,072
*Grupo Casas Bahia SA 9,248 8,886
Grupo Mateus SA, Class B 26,400 35,906
Grupo SBF SA, Class B 24,798 46,474
Guararapes Confeccoes SA 500 719
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 434,844 178,196
*Hidrovias do Brasil SA 19,400 10,383
*Hidrovias do Brasil SA 15,308 8,193
Hypera SA, Class A 12,049 51,334
Iochpe Maxion SA 10,100 21,979
*IRB-Brasil Resseguros SA 10,646 89,942
Isa Energia Brasil SA 23,300 98,733
#Itau Unibanco Holding SA,
Sponsored ADR 63,069 397,965
JHSF Participacoes SA 37,700 34,161
JSL SA, Class A 1,000 1,191
Klabin SA 124,350 407,003
Lavvi Empreendimentos
Imobiliarios SA 400 738
Localiza Rent a Car SA 5,170 39,231
*Log-in Logistica Intermodal
SA 300 1,183

55
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
BRAZIL — (Continued)
Lojas Renner SA, Class A 76,435 $ 197,251
ΩLWSA SA 46,590 29,708
M Dias Branco SA, Class H 5,400 24,199
Mahle Metal Leve SA 4,511 23,601
Marcopolo SA 22,081 21,296
Mills Locacao Servicos e
Logistica SA 21,800 39,122
ΩMitre Realty
Empreendimentos E
Participacoes LTDA 2,400 1,628
Motiva Infraestrutura de
Mobilidade SA 112,200 266,558
Moura Dubeux Engenharia S/A 600 1,744
*MRV Engenharia e
Participacoes SA 84,693 88,562
*Multilaser Industrial SA 2,000 431
Multiplan Empreendimentos
Imobiliarios SA, Class A 9,954 45,257
*Natura & Co. Holding SA 122,200 205,271
Neoenergia SA 23,684 95,800
Odontoprev SA, Class A 38,722 73,048
*Oncoclinicas do Brasil
Servicos Medicos SA 6,600 7,053
*Orizon Valorizacao de
Residuos SA 2,200 19,057
Pet Center Comercio e
Participacoes SA 9,400 7,721
Plano & Plano
Desenvolvimento Imobiliario
SA 1,800 3,714
Porto Seguro SA, Class A 33,600 261,077
Raia Drogasil SA 143,816 503,994
ΩRede D'Or Sao Luiz SA 17,700 100,108
Romi SA, Class A 1,039 1,681
*Rumo SA 21,600 74,017
Santos Brasil Participacoes SA 42,000 100,449
#Sendas Distribuidora S/A,
ADR 14,754 119,803
*Serena Energia SA, Class A 8,592 14,873
Smartfit Escola de Ginastica e
Danca SA 11,938 51,557
Suzano SA 26,406 233,584
#Suzano SA, Class A,
Sponsored ADR 12,572 111,388
Tegma Gestao Logistica SA 9,200 57,949
Telefonica Brasil SA 1,200 5,891
#Telefonica Brasil SA, ADR 13,200 128,172
TIM SA 57,100 191,127
TIM SA, ADR 1,740 29,023
TOTVS SA 22,000 146,190
Transmissora Alianca de
Energia Eletrica S/A 31,900 202,397
Tres Tentos Agroindustrial S/A 13,000 37,199
Tupy SA 4,000 15,155
Ultrapar Participacoes SA 33,788 106,412
Ultrapar Participacoes SA,
Sponsored ADR 50,602 159,396
Shares Value†
BRAZIL — (Continued)
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 11,100 $ 48,526
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 23,852 20,728
Vibra Energia SA, Class A 123,824 411,186
Vivara Participacoes SA 18,100 70,688
Vulcabras SA 13,819 41,007
WEG SA, Class A 68,200 537,755
Wilson Sons SA 11,866 35,904
YDUQS Participacoes SA 20,693 52,231
TOTAL BRAZIL 13,084,527
CHILE — (0.6%)
Aguas Andinas SA, Class A 233,359 85,374
Banco de Chile 213,390 31,013
Banco de Chile, Sponsored
ADR 7,466 220,396
Banco de Credito e
Inversiones SA 4,056 159,032
Banco Santander Chile 1,040,253 62,269
Banco Santander Chile,
Sponsored ADR 4,314 103,924
Besalco SA 968 744
BICECORP SA 141,108 38,487
*CAP SA 2,296 11,691
Cencosud SA 68,900 233,410
Cencosud Shopping SA 34,561 72,272
Cia Cervecerias Unidas SA 6,149 46,741
#Cia Cervecerias Unidas SA,
Sponsored ADR 5,206 79,235
*Clinica Las Condes SA 12 170
Embotelladora Andina SA,
Sponsored ADR 2,190 56,721
Empresa Nacional de
Telecomunicaciones SA 16,849 48,270
Empresas CMPC SA 79,255 123,058
Empresas Copec SA 15,459 105,063
Enel Americas SA 689,507 67,032
Enel Chile SA 748,589 52,441
Enel Chile SA, Sponsored
ADR 1,058 3,703
Falabella SA, Class A 19,067 85,717
Forus SA, Class A 504 1,198
Inversiones Aguas
Metropolitanas SA 43,582 39,189
Inversiones La Construccion
SA 3,136 36,108
Multiexport Foods SA 1,116 300
Parque Arauco SA 51,878 118,249
Plaza SA 38,153 88,759
*Ripley Corp. SA, Class A 96,846 44,332
Salfacorp SA 40,582 28,703
Sigdo Koppers SA 1,184 1,372
SMU SA, Class A 172,206 33,400
Sociedad Matriz SAAM SA,
Class B 12,412 1,533

56
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHILE — (Continued)
Sociedad Quimica y Minera de
Chile SA, Class B, Sponsored
ADR 5,955 $ 203,661
SONDA SA 44,939 17,889
Vina Concha y Toro SA 25,790 31,658
TOTAL CHILE 2,333,114
CHINA — (28.9%)
360 Security Technology, Inc.,
Class A 9,800 13,784
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 19,300 40,308
Ω3SBio, Inc., Class A 263,000 405,622
*5I5J Holding Group Co., Ltd.,
Class A 7,500 3,259
AAC Technologies Holdings,
Inc. 47,000 225,160
Accelink Technologies Co.,
Ltd., Class A 2,000 11,744
*ADAMA, Ltd., Class A 2,600 2,213
*Addsino Co., Ltd., Class A 6,700 6,283
Advanced Micro-Fabrication
Equipment, Inc., Class A 853 22,079
Advanced Technology &
Materials Co., Ltd., Class A 1,200 1,850
*AECC Aero Science and
Technology Co., Ltd., Class A 7,600 25,695
AECC Aero-Engine Control
Co., Ltd., Class A 4,600 11,308
AECC Aviation Power Co.,
Ltd., Class A 6,400 28,862
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 1,200 1,689
Agricultural Bank of China,
Ltd., Class H 819,000 500,607
Aier Eye Hospital Group Co.,
Ltd., Class H 39,560 70,600
Ω#*AInnovation Technology
Group Co., Ltd. 24,000 12,225
Aisino Corp., Class A 8,600 9,743
ΩAK Medical Holdings, Ltd. 42,000 30,655
Ω*Akeso, Inc. 27,000 300,302
Alibaba Group Holding, Ltd.,
Class W 382,100 5,789,618
#Alibaba Group Holding, Ltd.,
Class W, Sponsored ADR 3,525 420,991
#*Alibaba Health Information
Technology, Ltd. 270,000 175,481
*Alibaba Pictures Group, Ltd. 2,210,000 145,344
ΩA-Living Smart City Services
Co., Ltd., Class A 44,250 17,176
Allmed Medical Products Co.,
Ltd., Class A 4,500 4,981
*Amlogic Shanghai Co., Ltd.,
Class A 614 6,095
Amoy Diagnostics Co., Ltd.,
Class A 2,600 7,443
*ANE Cayman, Inc. 42,500 45,324
Angel Yeast Co., Ltd., Class A 5,000 24,226
Shares Value†
CHINA — (Continued)
Ω#Angelalign Technology, Inc. 2,200 $ 13,802
Anhui Anke Biotechnology
Group Co., Ltd., Class H 9,900 11,107
Anhui Construction
Engineering Group Co., Ltd.,
Class H 7,600 4,807
Anhui Expressway Co., Ltd.,
Class A 54,000 81,612
Anhui Guangxin Agrochemical
Co., Ltd., Class A 4,600 6,831
Anhui Gujing Distillery Co.,
Ltd., Class A 1,100 24,862
Anhui Heli Co., Ltd., Class A 11,100 24,174
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 14,000 36,072
Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 2,600 13,026
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 39,800 29,276
*Anhui Tatfook Technology
Co., Ltd., Class A 2,700 4,139
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 9,320 10,610
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 10,200 11,892
Anhui Yingjia Distillery Co.,
Ltd., Class A 1,100 6,642
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 8,100 20,191
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 1,001 25,420
Anjoy Foods Group Co., Ltd.,
Class A 2,300 24,128
Anker Innovations Technology
Co., Ltd., Class A 1,860 22,719
ANTA Sports Products, Ltd. 66,600 789,698
Anton Oilfield Services Group 456,000 56,451
Aoshikang Technology Co.,
Ltd., Class A 1,700 5,806
Aotecar New Energy
Technology Co., Ltd., Class A 18,900 7,406
Apeloa Pharmaceutical Co.,
Ltd., Class A 15,500 29,239
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 3,600 14,245
Ω#AsiaInfo Technologies, Ltd.,
Class R 35,200 42,441
*ASR Microelectronics Co.,
Ltd., Class A 1,318 17,413
Autel Intelligent Technology
Corp., Ltd., Class A 2,549 14,607
Autobio Diagnostics Co., Ltd.,
Class A 2,300 12,178
Avary Holding Shenzhen Co.,
Ltd., Class A 6,400 25,140

57
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
AviChina Industry &
Technology Co., Ltd., Class A 294,000 $ 134,968
*AVICOPTER PLC, Class A 1,100 5,360
Bafang Electric Suzhou Co.,
Ltd., Class A 392 1,445
ΩBAIC Motor Corp., Ltd.,
Class H 273,000 67,240
*Baidu, Inc. 61,250 682,820
Baiyin Nonferrous Group Co.,
Ltd., Class A 34,400 12,817
Bank of Beijing Co., Ltd.,
Class A 36,700 30,276
Bank of Changsha Co., Ltd.,
Class A 35,700 44,421
Bank of Chengdu Co., Ltd.,
Class H 16,800 39,221
Bank of China, Ltd., Class H 1,833,000 1,025,858
Bank of Chongqing Co., Ltd.,
Class H 74,000 72,047
Bank of Communications Co.,
Ltd., Class H 442,000 387,584
*Bank of Gansu Co., Ltd.,
Class H 7,000 209
Bank of Guiyang Co., Ltd.,
Class A 16,300 12,931
Bank of Hangzhou Co., Ltd.,
Class A 18,000 36,380
Bank of Jiangsu Co., Ltd.,
Class A 49,200 68,728
Bank of Nanjing Co., Ltd.,
Class A 32,000 45,845
Bank of Ningbo Co., Ltd.,
Class H 10,200 33,518
ΩBank of Qingdao Co., Ltd.,
Class A 152,500 72,369
Bank of Shanghai Co., Ltd.,
Class A 26,600 37,962
Bank of Suzhou Co., Ltd.,
Class A 38,750 42,835
Bank of Xi'an Co., Ltd., Class
H 18,600 8,848
Ω#*Bank of Zhengzhou Co.,
Ltd., Class H 13,200 1,566
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 9,100 5,593
Baoxiniao Holding Co., Ltd.,
Class H 20,500 10,767
*Baozun, Inc., Class A 500 418
*Baozun, Inc., Class A,
Sponsored ADR 6,109 15,944
Bear Electric Appliance Co.,
Ltd., Class A 600 3,737
Befar Group Co., Ltd., Class A 3,700 2,076
Beibuwan Port Co., Ltd., Class
A 10,200 11,850
*BeiGene, Ltd. 7,100 144,661
*BeiGene, Ltd., Class A,
Sponsored ADR 800 207,848
Shares Value†
CHINA — (Continued)
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 300 $ 1,080
*Beijing Capital Development
Co., Ltd., Class A 13,200 4,301
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class H 31,100 13,512
#*Beijing Capital International
Airport Co., Ltd., Class A 20,000 7,221
Beijing Career International
Co., Ltd., Class A 200 921
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class A 500 602
Beijing Dahao Technology
Corp., Ltd., Class A 1,900 3,464
Beijing Easpring Material
Technology Co., Ltd., Class A 6,400 33,323
Beijing Enlight Media Co., Ltd.,
Class A 5,200 13,784
Beijing Enterprises Holdings,
Ltd. 48,500 197,010
#Beijing Enterprises Water
Group, Ltd. 300,000 94,781
*Beijing Fengjing Automotive
Parts Co., Ltd., Class A 10,100 4,985
*Beijing Haixin Energy
Technology Co., Ltd., Class A 12,300 4,921
Beijing Haohua Energy
Resource Co., Ltd., Class A 1,300 1,290
*Beijing Jetsen Technology
Co., Ltd., Class H 51,800 37,676
Beijing Kingsoft Office
Software, Inc., Class A 561 22,614
*Beijing Leike Defense
Technology Co., Ltd., Class A 3,200 1,892
Beijing North Star Co., Ltd.,
Class A 4,000 356
*Beijing Philisense Technology
Co., Ltd., Class A 400 289
Beijing Relpow Technology
Co., Ltd., Class A 200 386
Beijing Roborock Technology
Co., Ltd., Class A 641 17,052
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 2,100 4,960
Beijing Shiji Information
Technology Co., Ltd., Class A 6,620 7,582
*Beijing Sifang Automation
Co., Ltd., Class A 4,900 11,635
Beijing SL Pharmaceutical Co.,
Ltd., Class A 2,000 1,768
*Beijing Sojo Electric Co., Ltd.,
Class A 3,000 2,619
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 11,100 5,403
Beijing Strong Biotechnologies,
Inc., Class A 4,500 8,662

58
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
*Beijing Teamsun Technology
Co., Ltd., Class A 3,200 $ 3,999
*Beijing Thunisoft Corp., Ltd.,
Class A 2,100 2,298
Beijing Tiantan Biological
Products Corp., Ltd., Class A 4,720 12,389
Beijing Tong Ren Tang Co.,
Ltd., Class A 5,300 26,561
Beijing Ultrapower Software
Co., Ltd., Class H 32,900 49,532
Beijing United Information
Technology Co., Ltd., Class A 11,300 36,697
Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 1,140 10,252
*Beijing Watertek Information
Technology Co., Ltd., Class A 700 351
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 600 4,299
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 3,200 4,620
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 90,100 71,974
*Beiqi Foton Motor Co., Ltd.,
Class A 84,400 30,403
Bestore Co., Ltd., Class A 2,900 4,709
*Bestway Marine & Energy
Technology Co., Ltd., Class R 3,400 2,749
Bethel Automotive Safety
Systems Co., Ltd., Class A 2,240 17,746
Betta Pharmaceuticals Co.,
Ltd., Class A 400 2,781
Beyondsoft Corp., Class A 4,900 8,859
BGI Genomics Co., Ltd., Class
A 1,000 6,637
Biem.L.Fdlkk Garment Co.,
Ltd., Class Z 5,000 11,329
*Bilibili, Inc., Class Z 13,840 243,972
*Binhai Investment Co., Ltd. 2,120 292
Binjiang Service Group Co.,
Ltd. 18,500 63,935
Black Peony Group Co., Ltd.,
Class A 5,000 3,582
Ω#Blue Moon Group Holdings,
Ltd., Class A 106,000 52,216
*Blue Sail Medical Co., Ltd.,
Class A 3,300 2,291
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 15,000 17,654
Bluestar Adisseo Co., Class A 4,400 5,814
ΩBOC Aviation, Ltd., Class A 34,500 259,149
BOC International China Co.,
Ltd., Class A 10,700 14,520
*BOE HC SemiTek Corp.,
Class A 2,200 1,999
BOE Varitronix, Ltd., Class A 19,000 13,353
*Bohai Leasing Co., Ltd.,
Class A 86,600 37,625
Shares Value†
CHINA — (Continued)
Bosideng International
Holdings, Ltd. 614,000 $ 318,295
BTG Hotels Group Co., Ltd.,
Class A 3,600 7,088
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 8,200 11,083
BYD Co., Ltd. 23,000 1,097,992
BYD Electronic International
Co., Ltd., Class A 66,500 276,987
By-health Co., Ltd., Class A 12,900 19,492
*C&D International Investment
Group, Ltd., Class A 100,636 210,494
C&D Property Management
Group Co., Ltd. 115,000 37,667
Caitong Securities Co., Ltd.,
Class A 400 401
Ω*CALB Group Co., Ltd. 14,200 30,031
*Cambricon Technologies
Corp., Ltd., Class A 512 49,530
Camel Group Co., Ltd., Class
A 8,500 9,805
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 12,000 5,692
Canmax Technologies Co.,
Ltd., Class A 6,000 14,734
Canny Elevator Co., Ltd.,
Class A 200 199
Castech, Inc., Class A 1,450 6,894
CECEP Solar Energy Co.,
Ltd., Class A 34,900 20,681
CECEP Wind-Power Corp.,
Class A 94,160 37,155
Central China Securities Co.,
Ltd., Class H 80,000 14,752
CETC Cyberspace Security
Technology Co., Ltd., Class A 3,500 7,252
CETC Digital Technology Co.,
Ltd., Class A 8,000 26,497
#CGN Mining Co., Ltd. 215,000 39,924
*CGN Nuclear Technology
Development Co., Ltd., Class
H 7,000 6,727
ΩCGN Power Co., Ltd., Class
F 449,000 143,014
Changchun Faway Automobile
Components Co., Ltd., Class A 1,400 1,811
*Changchun High-Tech
Industry Group Co., Ltd., Class
A 3,100 37,465
Changzhou Qianhong
Biopharma Co., Ltd., Class A 2,400 2,006
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 100 1,823
Chaowei Power Holdings, Ltd.,
Class A 2,000 343
Chaozhou Three-Circle Group
Co., Ltd., Class A 3,400 16,039

59
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Cheng De Lolo Co., Ltd.,
Class A 18,200 $ 23,447
*Chengdu CORPRO
Technology Co., Ltd., Class A 1,100 2,465
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 1,100 1,987
*Chengdu Guibao Science &
Technology Co., Ltd., Class A 5,800 14,681
Chengdu Hi-tech Development
Co., Ltd., Class A 3,200 20,489
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 4,700 18,036
Chengdu Leejun Industrial Co.,
Ltd., Class A 1,000 901
Chengdu Wintrue Holding Co.,
Ltd., Class A 4,900 5,612
Chengdu Xingrong
Environment Co., Ltd., Class A 18,100 17,644
Chengtun Mining Group Co.,
Ltd., Class A 10,800 8,004
Chenguang Biotech Group
Co., Ltd., Class A 800 1,187
*Chengxin Lithium Group Co.,
Ltd., Class A 2,200 3,391
Chengzhi Co., Ltd., Class A 22,200 23,045
Chervon Holdings, Ltd. 9,900 16,596
Chifeng Jilong Gold Mining
Co., Ltd., Class A 20,200 72,960
China Aircraft Leasing Group
Holdings, Ltd. 42,500 22,580
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 8,800 22,952
China Baoan Group Co., Ltd.,
Class A 2,400 2,554
Ω*China Bohai Bank Co., Ltd.,
Class A 216,000 25,347
China CAMC Engineering Co.,
Ltd., Class A 6,900 7,523
China CITIC Bank Corp., Ltd.,
Class H 508,000 401,568
China Communications
Services Corp., Ltd., Class H 290,000 151,457
China Conch Venture
Holdings, Ltd., Class H 210,000 216,372
China Construction Bank
Corp., Class H 3,253,000 2,676,331
China CSSC Holdings, Ltd.,
Class A 8,600 34,621
China Datang Corp Renewable
Power Co., Ltd., Class A 298,000 83,389
China Design Group Co., Ltd.,
Class A 14,100 14,482
ΩChina East Education
Holdings, Ltd., Class H 37,000 28,103
China Electronics Huada
Technology Co., Ltd., Class H 104,000 18,642
Shares Value†
CHINA — (Continued)
China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 12,000 $ 302
China Energy Engineering
Corp., Ltd., Class A 262,000 33,448
China Everbright Bank Co.,
Ltd., Class H 126,000 54,757
*China Express Airlines Co.,
Ltd., Class A 2,000 2,002
China Film Co., Ltd., Class A 6,300 8,827
*China First Heavy Industries
Co., Ltd., Class A 5,700 2,022
China Foods, Ltd., Class H 88,000 35,179
China Galaxy Securities Co.,
Ltd., Class H 340,000 308,664
*China Gas Holdings, Ltd. 412,195 373,143
China Gold International
Resources Corp., Ltd., Class A 32,700 206,412
China Great Wall Securities
Co., Ltd., Class A 400 425
*China Greatwall Technology
Group Co., Ltd., Class A 2,500 5,042
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 8,200 9,662
China Haisum Engineering
Co., Ltd. 3,700 4,874
*China High Speed Railway
Technology Co., Ltd., Class A 1,000 370
ΩChina International Capital
Corp., Ltd., Class H 131,200 225,696
China International Marine
Containers Group Co., Ltd.,
Class A 71,400 45,116
China Isotope & Radiation
Corp. 400 581
*China Jinmao Holdings
Group, Ltd., Class A 904,000 134,061
China Jushi Co., Ltd., Class A 35,800 57,737
China Leadshine Technology
Co., Ltd., Class A 1,400 9,195
China Lesso Group Holdings,
Ltd., Class H 62,000 33,020
China Lilang, Ltd. 43,000 20,738
Ω*China Literature, Ltd., Class
H 54,600 189,752
China Medical System
Holdings, Ltd., Class A 214,000 229,048
China Meheco Group Co.,
Ltd., Class A 15,900 22,167
China Meidong Auto Holdings,
Ltd. 64,000 17,084
China Merchants Bank Co.,
Ltd., Class A 182,000 996,286
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 18,700 32,987
China Merchants Port Holdings
Co., Ltd., Class A 72,508 118,000

60
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
China Merchants Property
Operation & Service Co., Ltd.,
Class H 6,600 $ 10,699
ΩChina Merchants Securities
Co., Ltd., Class A 46,800 71,093
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 17,900 22,519
China Minsheng Banking
Corp., Ltd., Class H 343,000 161,002
China National Accord
Medicines Corp., Ltd., Class H 5,630 18,980
China National Chemical
Engineering Co., Ltd., Class A 19,400 20,138
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 6,800 7,695
China National Medicines
Corp., Ltd., Class A 5,900 23,517
China National Nuclear Power
Co., Ltd., Class A 89,100 113,072
*China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 1,600 1,016
China Nonferrous Mining
Corp., Ltd., Class A 254,000 168,357
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class H 8,700 27,859
China Oilfield Services, Ltd.,
Class H 150,000 117,413
China Overseas Grand
Oceans Group, Ltd. 241,000 53,454
China Overseas Land &
Investment, Ltd., Class H 318,500 567,613
China Pacific Insurance Group
Co., Ltd., Class H 192,600 524,051
China Petroleum Engineering
Corp., Class A 47,500 19,984
China Railway Group, Ltd.,
Class A 438,000 188,649
China Railway Hi-tech Industry
Co., Ltd., Class A 12,500 12,546
China Railway Materials Co.,
Ltd., Class H 16,500 5,672
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class A 170,000 68,397
China Railway Tielong
Container Logistics Co., Ltd.,
Class H 100 77
China Rare Earth Resources
And Technology Co., Ltd.,
Class H 1,300 5,580
China Reinsurance Group
Corp., Class H 615,000 71,376
China Resources Beer
Holdings Co., Ltd., Class A 111,500 393,968
Shares Value†
CHINA — (Continued)
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 1,400 $ 5,110
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 200 519
China Resources Gas Group,
Ltd. 150,800 421,984
China Resources Land, Ltd. 216,000 731,169
China Resources Medical
Holdings Co., Ltd., Class A 74,500 35,162
ΩChina Resources Mixc
Lifestyle Services, Ltd., Class
H 86,600 416,545
ΩChina Resources
Pharmaceutical Group, Ltd. 278,000 175,661
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 5,130 29,003
#*China Ruyi Holdings, Ltd. 496,000 130,481
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 9,700 5,735
China Southern Power Grid
Technology Co., Ltd., Class A 662 2,611
China State Construction
Engineering Corp., Ltd., Class
A 143,200 108,485
China State Construction
International Holdings, Ltd. 238,000 350,492
#China Suntien Green Energy
Corp., Ltd., Class H 260,000 139,141
China Taiping Insurance
Holdings Co., Ltd., Class A 192,600 267,241
China Testing & Certification
International Group Co., Ltd.,
Class A 3,740 3,183
China Tianying, Inc., Class H 10,400 6,034
Ω#China Tourism Group Duty
Free Corp., Ltd., Class A 11,700 79,738
Ω*China Tower Corp., Ltd.,
Class A 288,600 418,309
China TransInfo Technology
Co., Ltd., Class A 15,800 19,855
China Travel International
Investment Hong Kong, Ltd.,
Class A 50,000 6,512
China Tungsten And Hightech
Materials Co., Ltd., Class H 2,450 3,217
*China Vanke Co., Ltd., Class
A 205,900 142,051
#China Water Affairs Group,
Ltd., Class A 66,000 50,810
China World Trade Center Co.,
Ltd., Class A 1,100 3,297
China Yangtze Power Co.,
Ltd., Class A 75,100 304,605
China Yongda Automobiles
Services Holdings, Ltd. 193,000 61,723

61
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
China Zhenhua Group Science
& Technology Co., Ltd., Class
H 4,200 $ 29,520
China Zheshang Bank Co.,
Ltd., Class A 175,700 59,362
*China Zhonghua
Geotechnical Engineering
Group Co., Ltd., Class A 10,200 4,263
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 1,800 1,807
Chinasoft International, Ltd. 380,000 242,563
Chongqing Brewery Co., Ltd.,
Class A 700 5,560
Chongqing Changan
Automobile Co., Ltd., Class A 35,300 59,455
Chongqing Chuanyi
Automation Co., Ltd., Class A 1,000 2,802
Chongqing Department Store
Co., Ltd., Class A 2,400 10,477
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 21,888 28,499
Chongqing Fuling Zhacai
Group Co., Ltd., Class H 4,680 8,436
Chongqing Gas Group Corp.,
Ltd., Class H 3,700 2,778
Chongqing Machinery &
Electric Co., Ltd., Class A 4,000 475
Chongqing Port Co., Ltd.,
Class A 10,900 7,973
Chongqing Rural Commercial
Bank Co., Ltd., Class A 198,000 151,921
Chongqing Zhifei Biological
Products Co., Ltd., Class A 1,800 4,663
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 8,700 25,167
Chow Tai Fook Jewellery
Group, Ltd., Class A 354,800 474,915
Chow Tai Seng Jewellery Co.,
Ltd., Class A 21,700 38,876
CIG Shanghai Co., Ltd. 1,000 4,646
CIMC Enric Holdings, Ltd. 64,000 50,261
Cisen Pharmaceutical Co.,
Ltd., Class A 200 369
*CITIC Heavy Industries Co.,
Ltd., Class H 4,100 2,463
CITIC Securities Co., Ltd.,
Class H 67,500 167,647
CMOC Group, Ltd., Class A 594,000 467,252
CMST Development Co., Ltd.,
Class A 15,700 12,714
CNGR Advanced Material Co.,
Ltd., Class A 2,440 10,588
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 18,900 10,602
CNOOC Energy Technology &
Services, Ltd., Class A 63,800 34,825
Shares Value†
CHINA — (Continued)
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 14,390 $ 13,869
*COFCO Biotechnology Co.,
Ltd., Class A 15,800 11,883
*Comba Telecom Systems
Holdings, Ltd. 196,000 36,901
Concord New Energy Group,
Ltd. 800,000 48,487
Contemporary Amperex
Technology Co., Ltd., Class A 15,620 497,172
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
A 36,000 28,597
CQ Pharmaceutical Holding
Co., Ltd., Class A 19,000 12,696
CRRC Corp., Ltd., Class A 149,000 91,844
ΩCSC Financial Co., Ltd.,
Class A 74,000 83,784
CSG Holding Co., Ltd., Class
A 12,000 7,820
CSPC Pharmaceutical Group,
Ltd., Class A 420,000 332,005
CSSC Science & Technology
Co., Ltd., Class A 4,200 6,745
CTS International Logistics
Corp., Ltd., Class A 6,400 5,385
Daan Gene Co., Ltd., Class A 4,000 3,096
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 16,500 13,566
#Dalipal Holdings, Ltd. 4,000 4,266
Daqin Railway Co., Ltd., Class
A 36,500 32,570
Dashang Co., Ltd., Class A 1,330 4,577
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 12,800 33,297
DBG Technology Co., Ltd.,
Class A 500 1,697
DeHua TB New Decoration
Materials Co., Ltd., Class A 21,300 30,223
Deppon Logistics Co., Ltd.,
Class A 1,800 3,205
DHC Software Co., Ltd., Class
F 7,400 9,971
Dian Diagnostics Group Co.,
Ltd., Class A 4,800 9,259
Digital China Group Co., Ltd.,
Class A 3,600 20,170
Digital China Information
Service Group Co., Ltd., Class
A 2,000 2,942
Do-Fluoride New Materials
Co., Ltd., Class A 5,400 8,627
Dong-E-E-Jiao Co., Ltd., Class
H 3,400 25,435
Dongfang Electric Corp., Ltd.,
Class A 20,200 27,612
Dongfang Electronics Co.,
Ltd., Class A 3,000 3,935

62
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
DongFeng Automobile Co.,
Ltd., Class A 1,100 $ 1,062
Dongguan Aohai Technology
Co., Ltd., Class A 600 3,059
Dongguan Development
Holdings Co., Ltd., Class A 7,400 10,459
Dongguan Rural Commercial
Bank Co., Ltd., Class H 30,000 12,341
Donghua Testing Technology
Co., Ltd., Class H 400 2,253
Dongxing Securities Co., Ltd.,
Class A 19,300 26,668
#Dongyue Group, Ltd. 9,000 10,643
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 2,000 1,130
Ω#*East Buy Holding, Ltd. 28,500 44,543
East Group Co., Ltd., Class A 7,200 3,346
East Money Information Co.,
Ltd., Class A 34,880 98,647
Easyhome New Retail Group
Co., Ltd., Class A 4,200 1,911
Ecovacs Robotics Co., Ltd.,
Class A 3,000 21,242
Edan Instruments, Inc., Class
A 2,000 3,212
Edifier Technology Co., Ltd.,
Class A 4,100 7,334
EEKA Fashion Holdings, Ltd. 27,000 26,113
Electric Connector Technology
Co., Ltd., Class A 4,100 26,934
*Enlightify, Inc. 100 105
ENN Energy Holdings, Ltd.,
Class A 77,100 611,952
Eoptolink Technology, Inc.,
Ltd., Class A 1,320 16,296
Era Co., Ltd., Class A 9,400 5,144
Essex Bio-technology, Ltd. 1,000 578
Estun Automation Co., Ltd.,
Class A 600 1,650
Eternal Asia Supply Chain
Management, Ltd., Class A 12,700 8,504
Eve Energy Co., Ltd., Class A 2,200 12,426
Ever Sunshine Services
Group, Ltd. 118,000 28,912
ΩEverbright Securities Co.,
Ltd., Class H 1,000 872
Explosive Co., Ltd., Class A 1,200 2,006
Fangda Carbon New Material
Co., Ltd., Class A 9,400 5,971
Fangda Special Steel
Technology Co., Ltd., Class A 25,500 15,602
FAW Jiefang Group Co., Ltd.,
Class A 2,600 2,574
FAWER Automotive Parts Co.,
Ltd., Class A 8,200 6,618
FESCO Group Co., Ltd., Class
A 8,300 24,113
*Fibocom Wireless, Inc., Class
A 13,740 48,022
Shares Value†
CHINA — (Continued)
*FIH Mobile, Ltd. 280,000 $ 27,080
*Financial Street Holdings Co.,
Ltd., Class A 12,800 4,857
First Capital Securities Co.,
Ltd., Class A 6,900 6,432
Focus Media Information
Technology Co., Ltd., Class A 58,800 58,208
Foryou Corp., Class A 1,000 4,286
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 11,140 64,207
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 2,700 3,178
Founder Securities Co., Ltd.,
Class A 11,700 11,984
Foxconn Industrial Internet
Co., Ltd., Class A 37,900 94,109
Fu Shou Yuan International
Group, Ltd., Class A 115,000 52,201
Fujian Boss Software
Development Co., Ltd., Class
A 1,220 2,526
Fujian Star-net Communication
Co., Ltd., Class A 3,400 9,036
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 900 5,901
Ω#Ganfeng Lithium Group
Co., Ltd., Class A 40,600 99,161
Gansu Shangfeng Cement
Co., Ltd., Class A 9,100 10,985
Gaona Aero Material Co., Ltd.,
Class A 460 938
G-bits Network Technology
Xiamen Co., Ltd., Class A 800 26,288
GCL Energy Technology Co.,
Ltd., Class A 16,100 15,849
Geely Automobile Holdings,
Ltd., Class A 501,000 1,056,954
GEM Co., Ltd., Class A 13,500 11,360
Gemdale Corp., Class A 15,900 9,357
Gemdale Properties &
Investment Corp., Ltd., Class A 932,000 29,325
*Genimous Technology Co.,
Ltd., Class A 9,400 10,107
#*Genscript Biotech Corp. 24,000 33,796
Getein Biotech, Inc., Class H 100 109
GF Securities Co., Ltd., Class
H 89,200 116,407
ΩGiant Biogene Holding Co.,
Ltd. 29,400 303,300
Giant Network Group Co., Ltd.,
Class A 11,100 22,175
*GigaDevice Semiconductor,
Inc., Class A 200 3,539
Ginlong Technologies Co.,
Ltd., Class A 4,700 33,861
Glarun Technology Co., Ltd.,
Class A 5,900 16,897
#*Global New Material
International Holdings, Ltd. 11,000 5,447

63
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
GoerTek, Inc., Class A 8,200 $ 23,879
GoldenHome Living Co., Ltd.,
Class A 400 982
Goldenmax International
Group, Ltd., Class A 200 223
Goldwind Science &
Technology Co., Ltd., Class H 99,600 68,714
Goneo Group Co., Ltd., Class
A 825 8,078
*Goodbaby International
Holdings, Ltd. 93,000 13,312
GoodWe Technologies Co.,
Ltd., Class A 698 3,821
Gotion High-tech Co., Ltd.,
Class A 1,700 4,829
*Grandjoy Holdings Group Co.,
Ltd., Class A 13,100 4,701
Great Wall Motor Co., Ltd.,
Class A 146,500 210,076
Gree Electric Appliances, Inc.
of Zhuhai, Class B 11,200 70,158
Greentown China Holdings,
Ltd. 189,000 241,773
Ω#Greentown Management
Holdings Co., Ltd. 137,000 46,993
Greentown Service Group Co.,
Ltd., Class A 248,000 141,994
GRG Banking Equipment Co.,
Ltd., Class A 12,891 21,871
GRG Metrology & Test Group
Co., Ltd., Class A 200 477
Grinm Advanced Materials
Co., Ltd., Class A 900 2,234
Guangdong Advertising Group
Co., Ltd., Class A 12,400 12,395
Guangdong Aofei Data
Technology Co., Ltd., Class A 2,959 9,561
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 42,700 20,313
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 2,800 3,311
*Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 4,800 8,494
Guangdong Dongpeng
Holdings Co., Ltd., Class A 100 85
Guangdong Dowstone
Technology Co., Ltd., Class A 5,800 11,180
Guangdong Goworld Co., Ltd.,
Class A 10,000 13,543
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 200 250
Guangdong Hybribio Biotech
Co., Ltd., Class A 350 245
Guangdong Investment, Ltd.,
Class A 138,000 111,757
Shares Value†
CHINA — (Continued)
*Guangdong Kinlong Hardware
Products Co., Ltd., Class A 700 $ 2,187
*Guangdong Land Holdings,
Ltd. 23,546 689
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 15,500 29,857
Guangdong Sirio Pharma Co.,
Ltd., Class A 1,330 4,583
Guangdong South New Media
Co., Ltd., Class A 2,400 12,869
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 13,500 18,914
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 6,400 12,161
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 2,200 3,367
Guangshen Railway Co., Ltd.,
Class A 50,000 10,961
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 8,100 21,327
Guangxi Liugong Machinery
Co., Ltd., Class A 11,900 16,231
Guangxi LiuYao Group Co.,
Ltd., Class A 2,600 6,052
Guangzhou Baiyun
International Airport Co., Ltd.,
Class H 10,100 12,540
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class A 24,000 52,489
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 1,300 4,093
Guangzhou Haige
Communications Group, Inc.
Co., Class A 8,100 11,560
Guangzhou Haoyang
Electronic Co., Ltd., Class A 400 1,797
Guangzhou KDT Machinery
Co., Ltd., Class A 1,100 2,576
Guangzhou Restaurant Group
Co., Ltd., Class A 600 1,279
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 3,600 16,636
*Guangzhou Tinci Materials
Technology Co., Ltd., Class A 8,500 20,428
Guangzhou Wondfo Biotech
Co., Ltd., Class A 1,000 2,831
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 1,000 1,455
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 2,500 4,692
*Guizhou Bailing Group
Pharmaceutical Co., Ltd.,
Class A 3,000 1,625

64
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 7,200 $ 3,386
Guocheng Mining Co., Ltd.,
Class A 2,100 3,346
#Guolian Minsheng Securities
Co., Ltd., Class A 29,000 13,276
Guomai Technologies, Inc.,
Class A 300 458
Guosen Securities Co., Ltd.,
Class H 900 1,345
ΩGuotai Haitong Securities
Co., Ltd., Class A 136,504 195,038
Gushengtang Holdings, Ltd. 17,400 70,231
H World Group, Ltd., Class F 83,400 294,681
H World Group, Ltd.,
Sponsored ADR 1,012 34,651
ΩHaidilao International
Holding, Ltd., Class H 88,000 199,951
Haier Smart Home Co., Ltd.,
Class A 164,800 479,224
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 100 548
Hainan Haide Capital
Management Co., Ltd., Class
A 2,595 1,937
Hainan Jinpan Smart
Technology Co., Ltd. 419 1,837
#*Hainan Meilan International
Airport Co., Ltd., Class A 5,000 6,190
Haisco Pharmaceutical Group
Co., Ltd., Class A 300 1,765
Haitian International Holdings,
Ltd. 68,000 157,314
Hand Enterprise Solutions Co.,
Ltd., Class A 5,000 13,371
Hangcha Group Co., Ltd.,
Class A 13,160 33,998
Hangjin Technology Co., Ltd.,
Class A 1,100 3,666
Hangxiao Steel Structure Co.,
Ltd., Class A 6,300 2,183
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 1,900 2,706
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 600 3,455
Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 400 1,141
Hangzhou GreatStar Industrial
Co., Ltd., Class A 4,100 13,123
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 800 6,446
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 900 3,211
Hangzhou Onechance Tech
Corp., Class A 300 993
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 14,300 39,185
Shares Value†
CHINA — (Continued)
Hangzhou Robam Appliances
Co., Ltd., Class H 8,269 $ 22,249
Ω#*Hangzhou SF Intra-City
Industrial Co., Ltd., Class A 17,000 17,362
Hangzhou Sunrise Technology
Co., Ltd., Class H 1,000 2,181
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 14,900 51,398
ΩHansoh Pharmaceutical
Group Co., Ltd. 74,000 229,977
Haohua Chemical Science &
Technology Co., Ltd., Class A 4,000 14,052
Ω*Harbin Bank Co., Ltd., Class
A 9,000 337
Harbin Boshi Automation Co.,
Ltd., Class H 5,900 13,506
Harbin Electric Co., Ltd., Class
A 86,000 53,010
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 4,800 6,725
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 1,700 575
*Harbin Pharmaceutical Group
Co., Ltd., Class A 17,900 8,860
HBIS Resources Co., Ltd.,
Class A 11,900 21,188
Ω*HBM Holdings, Ltd. 56,000 62,104
Health & Happiness H&H
International Holdings, Ltd.,
Class A 32,500 37,049
Healthcare Co., Ltd., Class A 300 322
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 13,200 31,506
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 420 2,692
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 9,900 33,049
Hefei Meiya Optoelectronic
Technology, Inc., Class A 15,300 35,341
Hefei Urban Construction
Development Co., Ltd., Class
A 5,200 4,576
Heilongjiang Agriculture Co.,
Ltd., Class A 4,000 8,255
Henan Lingrui Pharmaceutical
Co., Class A 3,700 11,624
Henan Pinggao Electric Co.,
Ltd., Class A 5,700 12,712
Henan Thinker Automatic
Equipment Co., Ltd., Class A 1,200 4,248
*Henan Yicheng New Energy
Co., Ltd., Class A 11,700 5,743
Henan Yuguang Gold & Lead
Co., Ltd., Class A 6,000 5,676
*Henan Zhongfu Industry Co.,
Ltd., Class A 58,800 31,772
Hengli Petrochemical Co., Ltd.,
Class A 23,600 49,613

65
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Hengyi Petrochemical Co.,
Ltd., Class A 8,500 $ 7,117
#*Hesai Group, Class A, ADR 5,123 96,364
Hesteel Co., Ltd., Class A 5,000 1,492
Hexing Electrical Co., Ltd.,
Class A 5,600 20,357
*Hezong Sience&Technology
Co., Ltd., Class A 600 139
#Hisense Home Appliances
Group Co., Ltd., Class A 43,000 130,863
Hisense Visual Technology
Co., Ltd., Class A 9,900 32,423
Hithink RoyalFlush Information
Network Co., Ltd., Class A 1,500 53,333
HLA Group Corp., Ltd., Class
A 28,100 32,067
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 3,300 1,438
Hongrun Construction Group
Co., Ltd., Class A 3,600 2,356
*Hopson Development
Holdings, Ltd. 152,601 57,264
Hoshine Silicon Industry Co.,
Ltd., Class A 3,700 25,970
Huaan Securities Co., Ltd.,
Class A 19,800 15,055
Huada Automotive Technology
Corp., Ltd., Class H 600 2,879
Huadong Medicine Co., Ltd.,
Class A 6,800 36,322
Huafon Chemical Co., Ltd.,
Class A 24,800 22,811
*Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 7,800 7,775
Huafu Fashion Co., Ltd., Class
A 10,200 8,695
Huagong Tech Co., Ltd., Class
A 1,000 5,575
Huaihe Energy Group Co.,
Ltd., Class A 35,200 16,794
Hualan Biological Engineering,
Inc., Class A 6,300 14,188
Huaming Power Equipment
Co., Ltd., Class H 3,500 7,218
Huangshan Novel Co., Ltd.,
Class A 6,000 8,810
Huapont Life Sciences Co.,
Ltd., Class H 16,900 9,434
ΩHuatai Securities Co., Ltd.,
Class A 102,400 151,856
Huaxi Securities Co., Ltd.,
Class A 5,000 5,527
Huaxia Bank Co., Ltd., Class H 27,300 27,288
Huayu Automotive Systems
Co., Ltd., Class A 8,500 20,802
Hubei Chutian Smart
Communication Co., Ltd.,
Class A 20,300 12,364
Shares Value†
CHINA — (Continued)
*Hubei Dinglong Co., Ltd.,
Class A 2,600 $ 10,653
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 2,600 17,248
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 3,200 11,567
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 9,000 25,280
Hubei Yihua Chemical Industry
Co., Ltd., Class A 2,400 3,600
Huizhou Desay Sv Automotive
Co., Ltd., Class A 1,400 20,069
Humanwell Healthcare Group
Co., Ltd., Class A 8,000 22,955
Hunan Aihua Group Co., Ltd.,
Class A 2,300 4,772
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 4,400 1,730
Hunan Gold Corp., Ltd., Class
A 14,700 45,233
Hunan Valin Steel Co., Ltd.,
Class A 12,500 8,404
Hunan Zhongke Electric Co.,
Ltd., Class A 2,800 5,832
Hundsun Technologies, Inc.,
Class A 900 3,211
Ω*Hygeia Healthcare Holdings
Co., Ltd. 54,200 98,130
*Hytera Communications
Corp., Ltd., Class A 4,000 6,110
*HyUnion Holding Co., Ltd.,
Class A 3,400 3,249
*IAT Automobile Technology
Co., Ltd., Class A 600 822
Ω#*iDreamSky Technology
Holdings, Ltd., Class A 241,200 27,060
IEIT Systems Co., Ltd., Class
A 3,300 23,072
Iflytek Co., Ltd., Class A 5,400 34,843
Ω*IMAX China Holding, Inc.,
Class A 10,000 8,369
Imeik Technology
Development Co., Ltd., Class
A 1,100 26,165
Industrial & Commercial Bank
of China, Ltd., Class A 1,236,000 847,940
Industrial Bank Co., Ltd., Class
A 41,900 120,230
Industrial Securities Co., Ltd.,
Class A 8,200 6,517
Infore Environment
Technology Group Co., Ltd.,
Class A 19,000 15,570
Ω*Ingdan, Inc., Class A 3,000 472
Ingenic Semiconductor Co.,
Ltd., Class A 1,000 9,329
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 9,600 2,283

66
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 1,100 $ 4,537
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 4,300 7,839
Ω*Innovent Biologics, Inc. 40,000 277,251
Inspur Digital Enterprise
Technology, Ltd. 74,000 74,528
*iQIYI, Inc., Sponsored ADR 59,796 110,025
IReader Technology Co., Ltd.,
Class A 100 269
*IRICO Display Devices Co.,
Ltd. 35,000 32,242
*J&T Global Express, Ltd.,
Class A 145,800 113,561
*Jade Bird Fire Co., Ltd., Class
A 2,440 3,714
Jafron Biomedical Co., Ltd.,
Class A 9,300 27,287
Jangho Group Co., Ltd., Class
A 5,200 3,804
Jason Furniture Hangzhou
Co., Ltd., Class A 3,900 13,373
JCET Group Co., Ltd., Class A 7,700 35,392
JCHX Mining Management
Co., Ltd., Class A 5,000 25,436
Ω*JD Health International, Inc. 113,200 541,571
Ω*JD Logistics, Inc. 222,000 350,404
JD.com, Inc. 112,400 1,853,838
Jiajiayue Group Co., Ltd.,
Class A 6,300 9,147
Jiangling Motors Corp., Ltd.,
Class A 4,300 11,109
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 8,700 6,902
Jiangsu Azure Corp., Class A 9,800 17,085
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 6,900 6,888
Jiangsu Cnano Technology
Co., Ltd., Class A 841 5,069
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 2,000 2,368
Jiangsu Eastern Shenghong
Co., Ltd., Class A 2,000 2,420
Jiangsu Expressway Co., Ltd.,
Class H 120,000 149,329
Jiangsu Guomao Reducer Co.,
Ltd., Class A 100 217
*Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 100 826
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 2,000 20,464
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 11,900 83,607
Shares Value†
CHINA — (Continued)
*Jiangsu High Hope
International Group Corp.,
Class A 10,000 $ 3,410
*Jiangsu Hoperun Software
Co., Ltd., Class A 500 3,547
Jiangsu Huachang Chemical
Co., Ltd., Class A 4,700 4,517
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 1,500 1,578
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 11,100 6,334
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 2,100 8,454
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 1,100 1,912
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 5,000 32,585
Jiangsu Linyang Energy Co.,
Ltd., Class A 10,600 8,074
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 2,800 15,214
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 5,600 17,193
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 5,200 8,394
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 10,500 14,047
Jiangsu Shentong Valve Co.,
Ltd., Class A 4,200 6,265
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 7,000 4,764
*Jiangsu Sopo Chemical Co.,
Class A 1,800 2,032
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd.,
Class A 24,200 17,435
Jiangsu Tongrun Equipment
Technology Co., Ltd. 2,400 3,603
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 2,800 26,409
Jiangsu Yangnong Chemical
Co., Ltd., Class A 2,010 14,249
Jiangsu Yoke Technology Co.,
Ltd., Class A 400 3,034
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 4,100 19,426
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 23,300 13,455
Jiangsu Zhongtian Technology
Co., Ltd., Class A 16,300 31,174
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 13,800 5,123
Jiangxi Bank Co., Ltd., Class H 4,500 429

67
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Jiangxi Ganyue Expressway
Co., Ltd., Class A 13,600 $ 9,611
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 264 988
Jiangzhong Pharmaceutical
Co., Ltd., Class A 3,300 10,395
Jiayou International Logistics
Co., Ltd., Class A 3,340 6,402
*Jilin Chemical Fibre, Class A 1,600 796
#Jinchuan Group International
Resources Co., Ltd. 564,000 46,547
Jinduicheng Molybdenum Co.,
Ltd., Class A 18,200 24,523
Jingjin Equipment, Inc., Class
A 1,000 2,233
Jinhui Liquor Co., Ltd., Class H 800 2,114
Ω#Jinxin Fertility Group, Ltd.,
Class A 459,000 172,243
Jinyu Bio-Technology Co.,
Ltd., Class A 3,000 2,805
ΩJiumaojiu International
Holdings, Ltd., Class A 91,000 29,689
Jiuzhitang Co., Ltd., Class A 3,800 4,843
JL Mag Rare-Earth Co., Ltd.,
Class A 600 1,689
JNBY Design, Ltd. 44,500 83,896
ΩJoinn Laboratories China
Co., Ltd., Class A 3,200 4,056
Jointown Pharmaceutical
Group Co., Ltd., Class A 33,441 24,874
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 7,000 18,565
Joy City Property, Ltd., Class A 12,000 322
Joyoung Co., Ltd., Class A 2,000 2,612
JS Corrugating Machinery Co.,
Ltd., Class A 2,200 3,230
Ω#*JS Global Lifestyle Co.,
Ltd., Class A 170,500 39,576
JSTI Group, Class A 11,100 13,400
Juewei Food Co., Ltd., Class A 1,300 2,833
Kaishan Group Co., Ltd.,
Class A 2,400 2,877
Kangji Medical Holdings, Ltd. 46,500 44,973
*Kanzhun, Ltd., ADR 1,205 18,436
*KBC Corp., Ltd., Class A 1,183 3,985
Keboda Technology Co., Ltd.,
Class A 100 745
Keda Industrial Group Co.,
Ltd., Class A 12,200 15,214
Keeson Technology Corp.,
Ltd., Class A 200 282
Kehua Data Co., Ltd., Class A 5,600 32,838
Kidswant Children Products
Co., Ltd., Class A 11,100 19,428
KingClean Electric Co., Ltd.,
Class A 2,400 7,002
Kingfa Sci & Tech Co., Ltd.,
Class A 6,900 10,388
Shares Value†
CHINA — (Continued)
Kingnet Network Co., Ltd.,
Class A 20,100 $ 46,981
#*Kingsoft Cloud Holdings, Ltd. 232,000 221,388
*Kingsoft Cloud Holdings, Ltd.,
ADR 544 7,393
Konfoong Materials
International Co., Ltd., Class A 300 3,069
*Konka Group Co., Ltd., Class
A 6,400 4,796
KPC Pharmaceuticals, Inc.,
Class A 3,700 7,783
Ω*Kuaishou Technology,
Class W 75,500 502,379
Kuang-Chi Technologies Co.,
Ltd., Class A 1,700 9,864
Kunlun Tech Co., Ltd., Class A 2,600 11,404
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,680 7,350
Kweichow Moutai Co., Ltd.,
Class A 3,800 808,255
Lancy Co., Ltd., Class F 500 1,092
Lao Feng Xiang Co., Ltd.,
Class A 4,700 31,012
Laobaixing Pharmacy Chain
JSC, Class A 11,200 31,029
LB Group Co., Ltd., Class A 10,800 24,560
Lee's Pharmaceutical
Holdings, Ltd. 2,000 343
Ω*Legend Holdings Corp.,
Class H 70,100 69,967
Lenovo Group, Ltd., Class A 1,570,000 1,820,096
Lens Technology Co., Ltd.,
Class A 20,700 59,227
Leo Group Co., Ltd., Class A 29,300 15,026
Lepu Medical Technology
Beijing Co., Ltd., Class A 900 1,388
Leyard Optoelectronic Co.,
Ltd., Class A 27,600 23,338
*Li Auto, Inc., Class A 31,100 381,997
Li Ning Co., Ltd. 352,000 667,260
Lianhe Chemical Technology
Co., Ltd., Class H 5,800 5,040
*Liao Ning Oxiranchem, Inc.,
Class A 300 249
*Lier Chemical Co., Ltd., Class
A 2,900 4,063
*Lifetech Scientific Corp. 282,000 52,366
Lingbao Gold Group Co., Ltd.,
Class H 38,000 41,946
Lingyi iTech Guangdong Co.,
Class A 25,800 28,307
#LK Technology Holdings, Ltd. 50,000 17,925
Loncin Motor Co., Ltd., Class A 6,900 11,811
ΩLongfor Group Holdings,
Ltd., Class A 128,000 172,324
Longhua Technology Group
Luoyang Co., Ltd., Class A 1,300 1,212
Longshine Technology Group
Co., Ltd., Class A 2,000 3,852
*Lotus Holdings Co., Ltd. 2,200 1,993

68
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Luenmei Quantum Co., Ltd.,
Class A 14,100 $ 11,380
Luolai Lifestyle Technology
Co., Ltd., Class A 200 248
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 1,700 6,694
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 2,900 2,955
Luxi Chemical Group Co., Ltd.,
Class A 13,800 20,264
Luxshare Precision Industry
Co., Ltd., Class A 21,300 90,346
Luyang Energy-Saving
Materials Co., Ltd. 5,200 8,565
Ω#*Luye Pharma Group, Ltd.,
Class A 181,500 47,278
Luzhou Laojiao Co., Ltd.,
Class A 4,500 76,559
Maccura Biotechnology Co.,
Ltd., Class A 3,200 5,002
Mango Excellent Media Co.,
Ltd., Class A 11,100 34,689
Ω#*Maoyan Entertainment,
Class A 102,600 90,630
Maxscend Microelectronics
Co., Ltd., Class A 300 3,087
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 1,400 4,931
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class W 33,600 24,669
ΩMeitu, Inc., Class W 175,000 123,441
Ω*Meituan, Class W 172,310 2,895,276
Mesnac Co., Ltd., Class A 400 429
#Metallurgical Corp. of China,
Ltd., Class H 178,000 33,742
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 600 346
#MicroPort NeuroScientific
Corp. 31,000 42,134
*Microport Scientific Corp. 37,000 33,590
Micro-Tech Nanjing Co., Ltd. 2,577 21,206
Midea Group Co., Ltd., Class A 18,000 182,198
Ω#Midea Real Estate Holding,
Ltd. 21,600 11,225
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 2,100 13,946
Ming Yang Smart Energy
Group, Ltd., Class A 7,400 10,388
MINISO Group Holding, Ltd.,
Class F 77,000 346,538
*Minth Group, Ltd. 54,000 129,521
MLS Co., Ltd., Class A 9,700 10,536
#*MMG, Ltd. 428,800 130,497
Ω*Mobvista, Inc. 138,000 97,876
Morimatsu International
Holdings Co., Ltd. 41,000 29,079
Shares Value†
CHINA — (Continued)
MYS Group Co., Ltd., Class A 7,400 $ 3,551
*Nanfang Zhongjin
Environment Co., Ltd., Class A 7,200 3,435
Nanhua Futures Co., Ltd.,
Class A 1,000 1,632
NanJi E-Commerce Co., Ltd.,
Class A 7,200 4,346
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 1,400 6,098
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 4,700 6,559
Nanjing Pharmaceutical Co.,
Ltd., Class A 25,700 18,410
*Nanjing Tanker Corp., Class
A 10,800 3,965
Nantong Jianghai Capacitor
Co., Ltd., Class A 5,500 13,793
NARI Technology Co., Ltd.,
Class A 29,340 89,353
National Silicon Industry Group
Co., Ltd., Class A 911 2,183
NAURA Technology Group
Co., Ltd., Class A 1,400 86,804
*NavInfo Co., Ltd., Class A 9,900 11,338
NetDragon Websoft Holdings,
Ltd. 29,000 36,985
Ω*NetEase Cloud Music, Inc. 5,100 118,709
NetEase, Inc., Class H 58,700 1,264,124
NetEase, Inc., Sponsored ADR 11,287 1,208,386
Neusoft Corp., Class A 4,400 6,068
New China Life Insurance Co.,
Ltd., Class A 129,300 472,701
New Hope Dairy Co., Ltd.,
Class A 1,200 2,749
Ω*<New Horizon Health, Ltd. 4,000 1,367
Neway Valve Suzhou Co.,
Ltd., Class A 7,200 26,510
*Newborn Town, Inc. 112,000 117,998
Newland Digital Technology
Co., Ltd., Class A 13,500 49,763
Nexteer Automotive Group,
Ltd. 149,000 99,914
*Ninestar Corp., Class A 2,300 6,951
Ningbo Boway Alloy Material
Co., Ltd., Class A 8,900 21,316
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 1,100 2,875
Ningbo Huaxiang Electronic
Co., Ltd., Class A 2,700 6,199
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 8,800 14,979
*Ningbo Joyson Electronic
Corp., Class A 15,700 35,488
Ningbo Orient Wires & Cables
Co., Ltd., Class A 1,500 10,394
Ningbo Peacebird Fashion
Co., Ltd., Class A 2,800 6,121
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 2,252 6,180

69
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 13,700 $ 48,221
Ningbo Shanshan Co., Ltd.,
Class A 22,300 21,493
Ningbo Sunrise Elc
Technology Co., Ltd., Class A 1,600 3,817
Ningbo Tuopu Group Co., Ltd.,
Class A 2,030 14,583
Ningbo Xusheng Group Co.,
Ltd., Class A 940 1,665
Ningbo Yunsheng Co., Ltd.,
Class A 2,200 2,257
Ningbo Zhoushan Port Co.,
Ltd., Class A 1,800 881
*NIO, Inc., Class A 45,990 186,517
*Niu Technologies, Class A,
ADR 1,290 4,334
NKY Medical Holdings, Ltd.,
Class A 4,000 8,167
ΩNongfu Spring Co., Ltd.,
Class A 45,800 211,438
Norinco International
Cooperation, Ltd., Class A 9,600 13,529
North China Pharmaceutical
Co., Ltd., Class A 7,100 5,906
North Copper Co., Ltd., Class
A 22,100 27,225
North Huajin Chemical
Industries Co., Ltd., Class A 4,600 3,339
North Industries Group Red
Arrow Co., Ltd., Class A 5,600 12,974
Northeast Pharmaceutical
Group Co., Ltd., Class R 7,700 5,442
Northeast Securities Co., Ltd.,
Class A 16,000 16,631
Northking Information
Technology Co., Ltd., Class A 1,120 2,881
*NSFOCUS Technologies
Group Co., Ltd., Class R 1,900 1,821
NYOCOR Co., Ltd., Class A 8,400 6,352
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 4,300 3,524
*Offcn Education Technology
Co., Ltd., Class A 56,200 23,258
Offshore Oil Engineering Co.,
Ltd., Class A 24,500 17,887
*OFILM Group Co., Ltd., Class
A 7,000 10,847
Onewo, Inc., Class H 32,900 91,004
Oppein Home Group, Inc.,
Class A 1,800 16,359
Opple Lighting Co., Ltd., Class
A 3,200 7,418
ORG Technology Co., Ltd.,
Class B 24,400 17,915
Orient International Enterprise,
Ltd., Class H 4,700 4,847
ΩOrient Securities Co., Ltd.,
Class H 57,200 33,635
Shares Value†
CHINA — (Continued)
*Oriental Energy Co., Ltd.,
Class A 10,200 $ 11,472
*Ourpalm Co., Ltd., Class A 2,900 1,922
Ovctek China, Inc., Class A 3,900 7,888
*Pacific Securities Co., Ltd.
(The), Class A 20,400 10,041
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 5,600 16,862
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 1,000 351
PCI Technology Group Co.,
Ltd., Class A 21,400 15,212
*PDD Holdings, Inc.,
Sponsored ADR 24,319 2,567,357
Ω*Peijia Medical, Ltd. 46,000 31,498
*Pengxin International Mining
Co., Ltd., Class A 8,400 5,555
People.cn Co., Ltd., Class H 1,900 5,175
People's Insurance Co. Group
of China, Ltd. (The), Class H 685,000 405,451
Perfect World Co., Ltd., Class
A 8,000 14,948
ΩPharmaron Beijing Co., Ltd.,
Class H 22,300 38,822
PICC Property & Casualty Co.,
Ltd., Class A 500,000 922,022
Ping An Bank Co., Ltd., Class
A 33,000 49,501
Ping An Insurance Group Co.
of China, Ltd., Class A 333,000 2,001,083
POCO Holding Co., Ltd., Class
A 500 2,781
*Polaris Bay Group Co., Ltd.,
Class A 4,100 3,580
Poly Developments and
Holdings Group Co., Ltd.,
Class A 27,100 31,187
Poly Property Group Co., Ltd.,
Class H 229,000 43,410
Poly Property Services Co.,
Ltd., Class H 17,800 71,042
Pony Testing International
Group Co., Ltd., Class A 600 558
ΩPop Mart International
Group, Ltd. 55,200 1,379,520
ΩPostal Savings Bank of
China Co., Ltd., Class H 344,000 212,042
Pou Sheng International
Holdings, Ltd., Class A 149,000 9,127
Power Construction Corp. of
China, Ltd., Class A 9,200 5,970
*Q Technology Group Co., Ltd. 43,000 36,043
*Qi An Xin Technology Group,
Inc., Class A 2,395 10,126
Qianhe Condiment and Food
Co., Ltd., Class A 17,400 26,938
Qingdao East Steel Tower
Stock Co., Ltd., Class A 12,400 12,991

70
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 100 $ 226
Qingdao Gaoce Technology
Co., Ltd., Class A 4,285 5,114
Qingdao Gon Technology Co.,
Ltd., Class A 2,600 8,976
Qingdao Haier Biomedical Co.,
Ltd., Class A 2,585 11,206
Qingdao Hanhe Cable Co.,
Ltd., Class A 16,600 7,281
ΩQingdao Port International
Co., Ltd., Class A 40,000 28,886
Qingdao Rural Commercial
Bank Corp., Class A 29,300 12,609
Qingdao Sentury Tire Co.,
Ltd., Class A 700 1,779
Qingdao TGOOD Electric Co.,
Ltd., Class A 2,800 8,889
*Qinghai Salt Lake Industry
Co., Ltd., Class H 15,100 33,218
Queclink Wireless Solutions
Co., Ltd., Class A 300 493
Quectel Wireless Solutions
Co., Ltd., Class A 1,000 10,370
#*Radiance Holdings Group
Co., Ltd. 36,000 14,020
*Rainbow Digital Commercial
Co., Ltd., Class A 7,700 5,643
Raytron Technology Co., Ltd.,
Class A 440 3,376
Realcan Pharmaceutical
Group Co., Ltd., Class A 6,800 2,758
Renhe Pharmacy Co., Ltd.,
Class A 4,300 3,181
Richinfo Technology Co., Ltd.,
Class A 500 1,745
Risen Energy Co., Ltd., Class
A 3,000 3,650
*RiseSun Real Estate
Development Co., Ltd., Class
A 20,800 4,004
Riyue Heavy Industry Co.,
Ltd., Class A 1,000 1,635
Rizhao Port Co., Ltd., Class A 3,800 1,567
Rockchip Electronics Co., Ltd.,
Class F 200 4,688
Rongsheng Petrochemical
Co., Ltd., Class A 9,400 10,766
*Roshow Technology Co., Ltd.,
Class A 5,700 5,596
Ruida Futures Co., Ltd., Class
A 7,800 15,464
Sanan Optoelectronics Co.,
Ltd., Class A 2,600 4,393
Sangfor Technologies, Inc.,
Class A 300 4,045
Sanquan Food Co., Ltd., Class
A 5,200 8,243
Shares Value†
CHINA — (Continued)
Sany Heavy Equipment
International Holdings Co.,
Ltd., Class A 148,000 $ 108,213
Sany Heavy Industry Co., Ltd.,
Class A 15,200 39,478
Satellite Chemical Co., Ltd.,
Class A 11,900 29,631
SDIC Capital Co., Ltd., Class A 12,200 11,473
Sealand Securities Co., Ltd.,
Class A 20,400 10,686
*Seazen Group, Ltd., Class A 396,000 100,089
*Seazen Holdings Co., Ltd.,
Class A 4,900 9,122
Seres Group Co., Ltd., Class R 4,800 85,979
SF Holding Co., Ltd., Class A 17,400 104,115
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 45,900 24,675
*Shaanxi Construction
Machinery Co., Ltd., Class A 400 182
Shandong Bohui Paper
Industrial Co., Ltd., Class A 14,400 8,513
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class H 3,700 8,028
ΩShandong Gold Mining Co.,
Ltd., Class A 91,000 267,554
Shandong Haihua Co., Ltd.,
Class A 5,900 4,324
Shandong Head Group Co.,
Ltd., Class A 2,000 3,091
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 4,400 34,338
Shandong Hi-speed Co., Ltd.,
Class A 2,600 3,871
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 5,900 4,535
Shandong Humon Smelting
Co., Ltd., Class A 5,700 8,472
Shandong Jinjing Science &
Technology Co., Ltd., Class A 10,200 6,381
Shandong Lukang Pharma,
Class A 6,700 9,129
Shandong Pharmaceutical
Glass Co., Ltd., Class A 3,800 11,588
Shandong Publishing & Media
Co., Ltd., Class A 3,400 4,591
Shandong Sun Paper Industry
JSC, Ltd., Class H 2,800 5,394
Shandong Weifang Rainbow
Chemical Co., Ltd., Class H 4,000 28,967
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class A 268,800 197,925
Shandong WIT Dyne Health
Co., Ltd., Class A 2,400 10,077
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 17,300 24,999

71
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Shanghai AtHub Co., Ltd.,
Class A 7,098 $ 31,688
Shanghai Bailian Group Co.,
Ltd., Class A 11,300 14,837
*Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 500 1,794
Shanghai Baolong Automotive
Corp., Class A 1,000 5,144
Shanghai Baosight Software
Co., Ltd., Class A 9,008 33,205
Shanghai Baosteel Packaging
Co., Ltd., Class A 48,700 31,738
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 844 22,535
Shanghai Chicmax Cosmetic
Co., Ltd. 3,000 25,920
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 11,600 14,370
Shanghai Construction Group
Co., Ltd., Class A 64,900 21,505
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 260 286
#*Shanghai Electric Group
Co., Ltd., Class A 270,000 88,785
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class H 200 287
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class A 19,000 34,253
#Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class A 14,000 50,369
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 700 4,633
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 1,120 3,197
Shanghai Gentech Co., Ltd.,
Class A 238 1,217
Shanghai Hanbell Precise
Machinery Co., Ltd., Class H 3,900 8,874
Ω#*Shanghai Henlius Biotech,
Inc., Class A 10,200 51,232
Shanghai Huace Navigation
Technology, Ltd., Class A 5,300 31,006
Shanghai Huayi Group Co.,
Ltd., Class A 24,900 23,280
Shanghai Industrial Urban
Development Group, Ltd.,
Class A 6,000 224
Shanghai INT Medical
Instruments Co., Ltd., Class A 3,000 10,252
Shanghai Jahwa United Co.,
Ltd., Class A 1,800 5,796
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 1,600 5,297
Shares Value†
CHINA — (Continued)
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 2,800 $ 4,027
Shanghai Liangxin Electrical
Co., Ltd., Class A 5,900 6,782
Shanghai Lingang Holdings
Corp., Ltd., Class A 7,400 9,248
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 900 1,089
Shanghai M&G Stationery,
Inc., Class A 3,200 12,944
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 3,400 10,359
*Shanghai Medicilon, Inc.,
Class A 400 1,651
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 202 2,346
Shanghai Moons' Electric Co.,
Ltd., Class H 100 906
Shanghai Pharmaceuticals
Holding Co., Ltd., Class A 101,700 139,277
Shanghai Pret Composites
Co., Ltd., Class A 8,000 11,362
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 66,100 99,606
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 2,700 6,240
Shanghai RAAS Blood
Products Co., Ltd., Class A 13,600 12,547
Shanghai Runda Medical
Technology Co., Ltd., Class A 1,900 4,733
Shanghai Rural Commercial
Bank Co., Ltd., Class A 26,300 30,375
*Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 800 483
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 5,100 7,173
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 700 3,614
Shanghai Stonehill Technology
Co., Ltd., Class A 16,300 11,542
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 200 260
Shanghai Tunnel Engineering
Co., Ltd., Class A 10,600 8,672
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 4,400 6,800
Shanghai Wanye Enterprises
Co., Ltd., Class A 3,500 6,939
Shanghai Yaoji Technology
Co., Ltd., Class A 2,400 8,933

72
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 15,300 $ 11,822
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 5,500 19,790
Shanghai Zhenhua Heavy
Industries Co., Ltd., Class A 10,500 6,150
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 11,300 9,741
Shanjin International Gold Co.,
Ltd., Class A 8,300 23,109
Shannon Semiconductor
Technology Co., Ltd., Class A 5,300 22,342
Shantui Construction
Machinery Co., Ltd., Class A 16,700 19,999
Shanxi Guoxin Energy Corp.,
Ltd., Class A 35,400 12,314
Shanxi Hi-speed Group Co.,
Ltd., Class A 6,400 4,400
Shanxi Securities Co., Ltd.,
Class A 8,800 6,824
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 600 291
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 3,600 101,023
Shanying International Holding
Co., Ltd., Class A 13,100 3,026
Sharetronic Data Technology
Co., Ltd., Class A 2,200 31,639
Shede Spirits Co., Ltd., Class
A 4,100 31,985
Shengda Resources Co., Ltd.,
Class A 7,900 14,620
Shenghe Resources Holding
Co., Ltd., Class A 3,000 4,364
Shengyi Technology Co., Ltd.,
Class A 2,900 9,685
Shennan Circuits Co., Ltd.,
Class H 2,300 34,475
ΩShenwan Hongyuan Group
Co., Ltd., Class H 183,200 48,666
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 200 2,209
Shenzhen Agricultural Power
Group Co., Ltd., Class A 3,100 2,702
Shenzhen Airport Co., Ltd.,
Class A 8,400 7,819
Shenzhen Aisidi Co., Ltd.,
Class A 16,300 26,042
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 2,600 3,464
Shenzhen Capchem
Technology Co., Ltd., Class A 1,100 4,805
Shenzhen Cereals Holdings
Co., Ltd., Class A 4,000 3,696
Shenzhen Comix Group Co.,
Ltd., Class A 6,800 6,451
Shenzhen Das Intellitech Co.,
Ltd., Class A 3,600 1,569
Shares Value†
CHINA — (Continued)
Shenzhen Desay Battery
Technology Co., Class A 2,470 $ 7,189
*Shenzhen Dynanonic Co.,
Ltd., Class A 1,300 5,008
Shenzhen Envicool
Technology Co., Ltd., Class A 980 4,259
*Shenzhen Everwin Precision
Technology Co., Ltd., Class H 4,400 13,019
Shenzhen Expressway Corp.,
Ltd., Class A 50,000 42,555
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 1,900 3,271
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 9,700 3,321
Shenzhen FRD Science &
Technology Co., Ltd., Class A 400 1,071
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 9,100 9,734
Shenzhen Gas Corp., Ltd.,
Class A 8,400 7,368
Shenzhen Gongjin Electronics
Co., Ltd., Class H 2,600 3,274
Shenzhen Goodix Technology
Co., Ltd., Class A 400 3,865
Shenzhen H&T Intelligent
Control Co., Ltd., Class H 1,600 4,343
Shenzhen Huaqiang Industry
Co., Ltd., Class A 5,100 17,965
Shenzhen Inovance
Technology Co., Ltd., Class A 4,000 39,372
*Shenzhen International
Holdings, Ltd. 221,000 226,566
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 116
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 600 852
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 1,900 1,533
Shenzhen Kaifa Technology
Co., Ltd., Class A 4,400 10,811
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 500 936
Shenzhen Kedali Industry Co.,
Ltd., Class A 900 16,277
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 400 826
Shenzhen Kinwong Electronic
Co., Ltd., Class A 2,600 9,963
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 2,500 7,751
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 3,000 3,906
Shenzhen Leaguer Co., Ltd.,
Class A 6,200 7,041

73
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Shenzhen Megmeet Electrical
Co., Ltd., Class A 2,600 $ 15,464
Shenzhen Microgate
Technology Co., Ltd., Class A 1,400 1,967
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 5,100 154,027
Shenzhen MTC Co., Ltd.,
Class A 15,400 9,126
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 2,900 20,897
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 11,100 3,922
Shenzhen Noposin Crop
Science Co., Ltd., Class A 11,100 14,437
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 22,400 7,268
#Shenzhen Pagoda Industrial
Group Corp., Ltd. 103,500 13,213
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 1,100 6,186
Shenzhen SC New Energy
Technology Corp., Class A 4,300 32,481
Shenzhen SED Industry Co.,
Ltd., Class A 2,600 8,090
Shenzhen SEG Co., Ltd.,
Class A 200 226
Shenzhen Senior Technology
Material Co., Ltd., Class A 5,000 6,242
Shenzhen Sunlord Electronics
Co., Ltd., Class A 3,000 11,483
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 300 1,023
Shenzhen Suntak Circuit
Technology Co., Ltd., Class A 7,900 10,949
Shenzhen Sunway
Communication Co., Ltd.,
Class A 5,200 14,220
Shenzhen Tagen Group Co.,
Ltd., Class A 8,300 4,063
Shenzhen Topband Co., Ltd.,
Class A 11,400 21,928
Shenzhen Transsion Holdings
Co., Ltd., Class A 9,633 99,228
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 6,600 16,633
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 2,700 1,682
Shenzhen Yinghe Technology
Co., Ltd., Class A 1,700 3,843
Shenzhen Ysstech Info-tech
Co., Ltd., Class A 200 575
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 5,900 16,792
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 47,400 29,066
Shares Value†
CHINA — (Continued)
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 2,400 $ 7,444
Shinva Medical Instrument
Co., Ltd., Class A 2,940 5,946
Shuangliang Eco-Energy
Systems Co., Ltd., Class A 1,800 1,086
Shui On Land, Ltd. 313,500 26,682
*Siasun Robot & Automation
Co., Ltd., Class A 2,600 5,956
Sichuan Chengfei Integration
Technology Corp., Class A 600 1,371
Sichuan Chuantou Energy Co.,
Ltd., Class A 13,500 31,536
Sichuan Development Lomon
Co., Ltd., Class A 21,100 31,941
Sichuan Expressway Co., Ltd.,
Class A 68,000 37,882
Sichuan Haite High-tech Co.,
Ltd., Class A 200 254
*Sichuan Hongda Co., Ltd.,
Class A 800 734
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 400 973
*Sichuan Lutianhua Co., Ltd.,
Class A 600 398
Sichuan New Energy Power
Co., Ltd., Class A 2,500 3,513
Sichuan Road and Bridge
Group Co., Ltd., Class A 27,860 33,287
Sichuan Teway Food Group
Co., Ltd., Class A 13,200 20,363
Sichuan Yahua Industrial
Group Co., Ltd., Class A 4,600 7,084
Sieyuan Electric Co., Ltd.,
Class A 2,200 21,770
ΩSimcere Pharmaceutical
Group, Ltd. 79,000 89,241
Sineng Electric Co., Ltd., Class
A 800 3,070
Sino Biopharmaceutical, Ltd.,
Class A 898,000 452,781
Sinocare, Inc., Class A 1,000 2,841
Sinofert Holdings, Ltd., Class A 108,000 16,295
Sinolink Securities Co., Ltd.,
Class A 300 335
Sinoma International
Engineering Co., Class A 15,700 19,773
Sinoma Science & Technology
Co., Ltd., Class A 2,600 4,922
Sinomach Automobile Co.,
Ltd., Class A 7,200 6,286
Sinomine Resource Group
Co., Ltd., Class A 2,200 8,814
Sinopec Engineering Group
Co., Ltd., Class A 235,000 167,582
*Sinopec Oilfield Equipment
Corp., Class H 12,600 10,342
*Sinopec Oilfield Service
Corp., Class H 434,000 33,020

74
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
*Sinopec Shanghai
Petrochemical Co., Ltd., Class
A 216,000 $ 32,032
Sinopharm Group Co., Ltd.,
Class A 240,400 568,550
Sino-Platinum Metals Co., Ltd.,
Class A 2,260 4,095
Sinoseal Holding Co., Ltd.,
Class A 200 992
Sinosoft Co., Ltd., Class A 7,760 20,282
Sinosteel Engineering &
Technology Co., Ltd., Class H 5,900 5,232
Sinotrans, Ltd., Class A 240,000 104,298
Sinotruk Jinan Truck Co., Ltd.,
Class A 8,000 18,666
Skshu Paint Co., Ltd., Class F 3,680 24,504
Skyworth Digital Co., Ltd.,
Class A 4,600 7,090
#Skyworth Group, Ltd. 125,852 48,363
Songcheng Performance
Development Co., Ltd., Class
A 1,700 2,185
Sonoscape Medical Corp.,
Class A 1,000 4,261
SooChow Securities Co., Ltd.,
Class A 9,400 10,120
Southern Publishing & Media
Co., Ltd. 3,400 7,709
Southwest Securities Co., Ltd.,
Class A 16,800 9,517
SSY Group, Ltd. 166,000 63,149
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 10,200 10,602
StarPower Semiconductor,
Ltd., Class A 560 6,348
State Grid Information &
Communication Co., Ltd.,
Class A 2,000 4,974
State Grid Yingda Co., Ltd.,
Class A 4,300 2,867
STO Express Co., Ltd., Class
A 21,100 30,954
Sumavision Technologies Co.,
Ltd., Class A 400 289
Sumec Corp., Ltd., Class A 20,100 26,116
Sun Art Retail Group, Ltd.,
Class A 227,000 54,154
*Sun King Technology Group,
Ltd. 78,000 11,165
Sunflower Pharmaceutical
Group Co., Ltd., Class A 5,400 11,649
Sungrow Power Supply Co.,
Ltd., Class A 9,600 79,987
Suning Universal Co., Ltd.,
Class A 14,900 4,425
Sunny Optical Technology
Group Co., Ltd. 44,700 377,558
Sunresin New Materials Co.,
Ltd., Class A 1,350 8,082
Shares Value†
CHINA — (Continued)
Sunrise Group Co., Ltd., Class
A 13,900 $ 10,320
Sunward Intelligent Equipment
Co., Ltd., Class A 7,000 6,727
Sunwoda Electronic Co., Ltd.,
Class A 5,800 15,167
Suofeiya Home Collection Co.,
Ltd., Class A 1,300 2,719
Suzhou Anjie Technology Co.,
Ltd., Class A 3,700 6,542
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 9,600 34,159
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 16,300 7,777
Suzhou Good-Ark Electronics
Co., Ltd., Class A 1,000 1,258
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 12,300 8,946
*Suzhou Secote Precision
Electronic Co., Ltd., Class A 500 2,968
*Suzhou Sushi Testing Group
Co., Ltd., Class A 2,900 6,248
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 1,120 10,559
SYoung Group Co., Ltd., Class
A 2,300 4,007
Taiji Computer Corp., Ltd.,
Class A 1,100 3,637
TangShan Port Group Co.,
Ltd., Class A 17,700 9,759
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 12,000 8,018
Tasly Pharmaceutical Group
Co., Ltd., Class A 5,500 11,502
TCL Electronics Holdings, Ltd.,
Class A 153,000 193,551
Telling Telecommunication
Holding Co., Ltd., Class A 17,700 23,509
Tencent Holdings, Ltd., Class
A 228,300 14,048,868
Tencent Music Entertainment
Group, ADR 58,520 785,338
Tenfu Cayman Holdings Co.,
Ltd. 1,000 432
Three Squirrels, Inc., Class A 1,000 3,672
Three's Co. Media Group Co.,
Ltd., Class A 1,435 5,469
Thunder Software Technology
Co., Ltd., Class A 800 6,093
Tian Lun Gas Holdings, Ltd.,
Class A 2,000 676
Tiande Chemical Holdings,
Ltd. 4,000 547
Tiangong International Co.,
Ltd., Class A 96,000 26,121

75
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
H 2,100 $ 5,327
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 6,500 3,021
Tianjin Port Co., Ltd., Class A 21,700 13,187
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 1,100 3,084
Tianjin Teda Co., Ltd., Class A 43,200 21,917
*Tianma Microelectronics Co.,
Ltd., Class A 27,100 29,734
#Tianqi Lithium Corp., Class A 21,200 63,151
*Tianrun Industry Technology
Co., Ltd., Class A 4,900 4,157
Tianshan Aluminum Group
Co., Ltd., Class A 1,800 1,841
Tianshui Huatian Technology
Co., Ltd., Class A 12,700 16,204
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 100 327
Tibet Mineral Development
Co., Ltd., Class A 300 765
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 5,570 27,187
Time Interconnect Technology,
Ltd. 48,000 25,192
Tingyi Cayman Islands Holding
Corp., Class F 136,000 246,230
Titan Wind Energy Suzhou
Co., Ltd., Class A 5,900 5,216
Toly Bread Co., Ltd., Class A 9,940 7,421
*Tomson Group, Ltd. 2,244 776
Tongcheng Travel Holdings,
Ltd., Class A 141,200 373,270
TongFu Microelectronics Co.,
Ltd., Class A 8,600 30,294
*Tongguan Gold Group, Ltd.,
Class A 2,000 307
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 8,100 8,052
Tongkun Group Co., Ltd.,
Class A 7,800 11,668
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 20,400 18,792
Tongling Nonferrous Metals
Group Co., Ltd., Class A 71,100 30,891
Tongyu Heavy Industry Co.,
Ltd., Class A 17,700 5,938
Topchoice Medical Corp.,
Class A 4,580 25,270
Topsec Technologies Group,
Inc., Class A 5,900 5,849
ΩTopsports International
Holdings, Ltd. 430,000 171,896
*Towngas Smart Energy Co.,
Ltd., Class F 88,000 39,718
*TPV Technology Co., Ltd.,
Class R 51,100 16,230
Shares Value†
CHINA — (Continued)
TravelSky Technology, Ltd.,
Class H 40,000 $ 55,811
Trina Solar Co., Ltd., Class A 9,329 16,803
Trip.com Group, Ltd. 20,250 1,222,098
#Trip.com Group, Ltd.,
Sponsored ADR 5,650 333,293
Truking Technology, Ltd.,
Class A 1,100 1,128
Truly International Holdings,
Ltd. 142,000 17,396
*Tsinghua Tongfang Co., Ltd.,
Class H 2,700 2,584
Tsingtao Brewery Co., Ltd.,
Class H 58,000 410,616
TSP Wind Power Group Co.,
Ltd. 8,700 7,596
Ω*Tuhu Car, Inc. 9,600 20,624
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 1,400 12,315
Unilumin Group Co., Ltd.,
Class A 5,300 5,050
Uni-President China Holdings,
Ltd. 93,000 111,532
Unisplendour Corp., Ltd.,
Class A 13,700 47,354
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 8,100 15,402
Valiant Co., Ltd., Class A 1,900 2,853
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 400 960
Vatti Corp., Ltd., Class A 2,400 2,135
Venustech Group, Inc., Class
A 2,000 4,251
Vipshop Holdings, Ltd.,
Sponsored ADR 48,888 665,855
Ω*Viva Biotech Holdings 34,000 6,445
Walvax Biotechnology Co.,
Ltd., Class A 13,300 18,286
*Wanda Film Holding Co., Ltd.,
Class A 1,700 2,630
Wangneng Environment Co.,
Ltd., Class A 4,200 10,290
Wangsu Science &
Technology Co., Ltd., Class A 6,600 10,572
Wanguo Gold Group, Ltd.,
Class A 26,000 76,444
Wanhua Chemical Group Co.,
Ltd., Class A 5,200 38,922
Want Want China Holdings,
Ltd., Class A 366,000 240,234
Wanxiang Qianchao Co., Ltd.,
Class A 12,600 11,261
Wasion Holdings, Ltd., Class A 72,000 74,556
Weichai Power Co., Ltd., Class
A 237,000 464,544
Weifu High-Technology Group
Co., Ltd., Class A 2,100 5,645

76
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Weihai Guangwei Composites
Co., Ltd., Class A 5,880 $ 23,493
Weilong Delicious Global
Holdings, Ltd. 17,400 36,664
Ω*Weimob, Inc. 207,000 44,845
Wenzhou Yihua Connector
Co., Ltd., Class A 300 1,700
Western Mining Co., Ltd.,
Class A 12,500 26,433
Western Securities Co., Ltd.,
Class A 22,400 23,129
Western Superconducting
Technologies Co., Ltd., Class
A 1,987 12,813
Will Semiconductor Co., Ltd.,
Class A 3,300 59,701
Willfar Information Technology
Co., Ltd. 938 4,635
Winall Hi-Tech Seed Co., Ltd.,
Class A 3,500 4,422
Windey Energy Technology
Group Co., Ltd., Class A 260 376
Wingtech Technology Co.,
Ltd., Class A 5,700 27,171
Winner Medical Co., Ltd.,
Class A 900 6,462
Winning Health Technology
Group Co., Ltd., Class A 16,600 23,371
Wolong Electric Group Co.,
Ltd., Class A 8,700 30,766
*World Union Group, Inc.,
Class A 14,900 4,568
Wuchan Zhongda Group Co.,
Ltd., Class A 25,100 17,600
Wuhan DR Laser Technology
Corp., Ltd., Class A 1,600 12,669
Wuhan East Lake High
Technology Group Co., Ltd.,
Class A 4,300 5,167
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 400 658
Wuhan Guide Infrared Co.,
Ltd., Class A 10,400 11,797
Wuhan Jingce Electronic
Group Co., Ltd., Class A 100 836
Wuhu Token Science Co.,
Ltd., Class A 9,200 7,172
Wuliangye Yibin Co., Ltd.,
Class A 10,600 187,568
WUS Printed Circuit Kunshan
Co., Ltd., Class H 3,800 14,577
ΩWuXi AppTec Co., Ltd.,
Class A 34,000 263,724
Wuxi Autowell Technology
Co., Ltd., Class A 3,674 16,695
Ω*Wuxi Biologics Cayman,
Inc., Class A 255,500 751,209
Wuxi Boton Technology Co.,
Ltd., Class A 900 2,845
Shares Value†
CHINA — (Continued)
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 4,500 $ 5,649
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 15,000 41,082
Wuxi NCE Power Co., Ltd.,
Class A 560 2,381
Wuxi Rural Commercial Bank
Co., Ltd., Class A 11,100 8,440
Wuxi Taiji Industry, Ltd. Co.,
Class A 11,800 10,254
XCMG Construction Machinery
Co., Ltd., Class A 35,800 43,364
*XD, Inc. 10,000 46,295
XGD, Inc., Class A 1,400 4,250
Xiamen Bank Co., Ltd., Class
A 15,200 12,038
Xiamen C & D, Inc., Class A 12,000 17,208
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 3,800 3,276
Xiamen Faratronic Co., Ltd.,
Class A 800 11,450
Xiamen Intretech, Inc., Class A 1,200 2,523
Xiamen ITG Group Corp., Ltd.,
Class A 20,600 17,759
Xiamen Jihong Technology
Co., Ltd., Class A 1,100 2,081
Xiamen Kingdomway Group
Co., Class A 2,300 5,015
Xiamen Tungsten Co., Ltd.,
Class A 12,200 30,730
Xiamen Xiangyu Co., Ltd.,
Class A 52,900 47,204
Xi'An Shaangu Power Co.,
Ltd., Class A 10,700 12,196
Xi'an Triangle Defense Co.,
Ltd., Class A 300 1,019
Xiandai Investment Co., Ltd.,
Class A 9,300 5,064
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 3,800 5,136
Ω*Xiaomi Corp., Class A 517,400 3,332,705
Xilinmen Furniture Co., Ltd.,
Class A 2,100 4,418
Xinfengming Group Co., Ltd.,
Class A 13,500 20,009
Xingfa Aluminium Holdings,
Ltd., Class A 1,000 988
Xinhuanet Co., Ltd., Class A 1,000 3,077
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 100 152
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd., Class H 8,600 11,469
Xinxiang Chemical Fiber Co.,
Ltd., Class A 5,000 2,674
#*Xinyi Energy Holdings, Ltd. 402,152 47,710
Xinzhi Group Co., Ltd., Class A 300 711

77
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
*Xizang Zhufeng Resources
Co., Ltd., Class A 11,200 $ 14,429
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 1,000 1,489
*XPeng, Inc., A Shares 64,600 606,872
*XPeng, Inc., ADR 50 930
Xtep International Holdings,
Ltd., Class A 253,105 173,313
Xuji Electric Co., Ltd., Class A 5,600 16,369
Ω*Yadea Group Holdings, Ltd. 135,391 245,127
*YaGuang Technology Group
Co., Ltd., Class A 300 229
Yangling Metron New Material,
Inc., Class H 1,000 2,592
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class A 3,500 6,138
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 1,100 7,312
Yankershop Food Co., Ltd.,
Class H 840 10,371
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 1,200 3,729
Yantai China Pet Foods Co.,
Ltd., Class A 500 3,881
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 1,600 3,289
Yantai Eddie Precision
Machinery Co., Ltd., Class A 3,600 9,300
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 11,400 49,216
YanTai Shuangta Food Co.,
Ltd., Class A 3,100 2,268
Yantai Zhenghai Bio-tech Co.,
Ltd., Class A 100 266
*Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 1,800 3,071
#*Yeahka, Ltd., Class A 36,800 36,968
Yealink Network Technology
Corp., Ltd., Class A 2,800 12,777
YGSOFT, Inc., Class A 4,640 3,630
Yibin Tianyuan Group Co.,
Ltd., Class H 7,500 4,517
Ω#*YiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 13,400 21,565
Yifan Pharmaceutical Co., Ltd.,
Class A 5,100 7,952
Yifeng Pharmacy Chain Co.,
Ltd., Class A 4,244 16,572
Yihai International Holding,
Ltd., Class A 85,000 146,879
Yixintang Pharmaceutical
Group Co., Ltd., Class A 5,200 10,145
Yizumi Holdings Co., Ltd.,
Class A 400 1,127
Yonfer Agricultural Technology
Co., Ltd., Class A 16,500 30,808
Shares Value†
CHINA — (Continued)
*Yonghui Superstores Co.,
Ltd., Class A 19,900 $ 14,118
YongXing Special Materials
Technology Co., Ltd., Class A 300 1,265
*Yonyou Network Technology
Co., Ltd., Class A 1,300 2,608
Yotrio Group Co., Ltd., Class A 2,100 1,008
Youngor Fashion Co., Ltd.,
Class A 9,300 9,577
Youngy Co., Ltd., Class A 800 2,990
Youzu Interactive Co., Ltd.,
Class A 2,900 3,756
YTO Express Group Co., Ltd.,
Class A 20,600 37,047
#Yuexiu Property Co., Ltd.,
Class A 176,000 106,671
Yuexiu Transport
Infrastructure, Ltd., Class A 80,000 35,488
#Yum China Holdings, Inc. 1,250 58,448
Yum China Holdings, Inc.,
Class A 1,275 55,220
YUNDA Holding Group Co.,
Ltd., Class A 23,300 21,720
Yunnan Baiyao Group Co.,
Ltd., Class A 6,000 47,245
Yunnan Copper Co., Ltd.,
Class A 23,500 37,609
Yunnan Energy New Material
Co., Ltd., Class A 1,100 4,189
Yunnan Tin Co., Ltd., Class A 18,000 34,128
Yusys Technologies Co., Ltd.,
Class A 200 661
Yutong Bus Co., Ltd., Class A 14,700 54,166
*Zai Lab, Ltd. 87,200 275,497
Zangge Mining Co., Ltd., Class
A 6,400 31,801
ZBOM Home Collection Co.,
Ltd., Class A 700 1,050
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class H 3,000 84,693
Zhaojin Mining Industry Co.,
Ltd., Class A 56,000 133,308
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 330 562
Zhefu Holding Group Co., Ltd.,
Class A 14,100 6,107
*Zhejiang Century Huatong
Group Co., Ltd., Class A 20,800 21,248
Zhejiang Cfmoto Power Co.,
Ltd., Class A 100 2,282
Zhejiang China Commodities
City Group Co., Ltd., Class A 19,100 40,258
Zhejiang Chint Electrics Co.,
Ltd., Class A 13,000 39,805
Zhejiang Communications
Technology Co., Ltd., Class A 38,040 20,136
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 6,400 3,863

78
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Zhejiang Crystal-Optech Co.,
Ltd., Class A 3,300 $ 8,893
Zhejiang Dahua Technology
Co., Ltd., Class A 14,700 31,772
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 4,100 7,931
Zhejiang Dingli Machinery Co.,
Ltd., Class A 2,200 13,152
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class H 4,000 6,209
Zhejiang Expressway Co.,
Ltd., Class A 178,600 147,400
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 2,100 4,374
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 900 1,094
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd., Class A 28,200 43,619
Zhejiang Hailiang Co., Ltd.,
Class A 21,200 27,866
Zhejiang Hailide New Material
Co., Ltd., Class A 6,400 4,329
Zhejiang HangKe Technology,
Inc. Co., Class A 1,663 3,898
Zhejiang Hangmin Co., Ltd.,
Class A 6,700 6,522
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 300 206
*Zhejiang Hisun
Pharmaceutical Co., Ltd.,
Class A 3,900 4,751
Zhejiang Huace Film &
Television Co., Ltd., Class A 9,700 9,602
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 500 1,037
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 6,600 30,744
Zhejiang International Group
Co., Ltd., Class A 7,700 10,767
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 18,300 21,513
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 1,100 6,488
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 5,700 21,489
Zhejiang Jingu Co., Ltd., Class
A 1,000 1,897
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 6,900 12,950
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 2,900 6,244
Shares Value†
CHINA — (Continued)
Zhejiang Juhua Co., Ltd.,
Class A 8,200 $ 28,648
Zhejiang Longsheng Group
Co., Ltd., Class A 9,900 13,367
Zhejiang Medicine Co., Ltd.,
Class A 6,400 11,730
Zhejiang Meida Industrial Co.,
Ltd., Class A 4,000 3,921
Zhejiang Narada Power
Source Co., Ltd., Class A 3,100 6,014
Zhejiang NHU Co., Ltd., Class
A 12,400 37,695
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 1,600 3,333
Zhejiang Runtu Co., Ltd.,
Class A 9,800 9,378
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 2,300 8,475
Zhejiang Semir Garment Co.,
Ltd., Class A 19,300 14,913
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class H 6,500 4,629
Zhejiang Southeast Space
Frame Co., Ltd., Class A 400 224
Zhejiang Sunoren Solar
Technology Co., Ltd. 3,900 4,338
Zhejiang Supor Co., Ltd.,
Class A 700 5,410
Zhejiang Taihua New Material
Group Co., Ltd., Class A 1,500 1,963
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 200 612
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 4,500 10,339
Zhejiang Wanliyang Co., Ltd.,
Class A 4,100 4,138
Zhejiang Wanma Co., Ltd.,
Class A 4,900 9,978
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 10,200 27,319
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 13,200 20,073
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 13,900 22,551
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 1,700 4,591
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 6,400 7,902
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 1,400 1,459
Zhejiang Xinao Textiles, Inc.,
Class A 3,400 2,763

79
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
CHINA — (Continued)
Zhejiang Yasha Decoration
Co., Ltd., Class A 4,900 $ 2,432
Zhejiang Yinlun Machinery
Co., Ltd., Class A 2,800 9,786
*Zhejiang Yongtai Technology
Co., Ltd., Class A 2,900 4,135
Zhende Medical Co., Ltd.,
Class H 100 263
#Zhengzhou Coal Mining
Machinery Group Co., Ltd.,
Class A 27,200 45,388
Zheshang Development Group
Co., Ltd., Class A 5,900 5,021
Zheshang Securities Co., Ltd.,
Class A 5,600 8,077
Zhewen Interactive Group Co.,
Ltd., Class H 2,200 2,426
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class A 147,900 213,991
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 3,100 1,249
Zhongji Innolight Co., Ltd.,
Class A 17,780 204,099
Zhongjin Gold Corp., Ltd.,
Class A 19,000 35,606
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 8,500 8,099
Zhongshan Public Utilities
Group Co., Ltd., Class A 5,700 6,693
Zhongsheng Group Holdings,
Ltd., Class A 175,000 264,485
Zhongtai Securities Co., Ltd.,
Class A 5,400 4,529
*<Zhongtian Financial Group
Co., Ltd., Class A 2,200 –
#*Zhongyu Energy Holdings,
Ltd., Class A 112,000 61,960
ΩZhou Hei Ya International
Holdings Co., Ltd., Class A 73,000 23,722
Zhuhai Huafa Properties Co.,
Ltd., Class A 27,300 19,105
*Zhuhai Zhumian Group Co.,
Ltd., Class A 2,800 2,525
Zhuzhou CRRC Times Electric
Co., Ltd., Class A 54,500 218,922
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 800 3,696
Zhuzhou Kibing Group Co.,
Ltd., Class A 24,900 18,521
*Zhuzhou Smelter Group Co.,
Ltd., Class A 6,400 8,817
Zhuzhou Times New Material
Technology Co., Ltd., Class A 6,100 9,519
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 21,000 12,849
ZJAMP Group Co., Ltd., Class
A 2,700 3,245
ΩZJLD Group, Inc., Class A 7,600 6,370
Shares Value†
CHINA — (Continued)
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 144,400 $ 104,091
#ZTE Corp., Class H 63,200 186,633
ZTO Express Cayman, Inc. 26,750 504,665
ZTO Express Cayman, Inc.,
Class A, Sponsored ADR 450 8,325
TOTAL CHINA 107,615,817
COLOMBIA — (0.1%)
Bancolombia SA 8,966 106,345
Bancolombia SA, Sponsored
ADR 3,963 159,788
Celsia SA ESP 26,302 25,032
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 372 993
Grupo Energia Bogota SA
ESP, Class O 55,081 38,207
Interconexion Electrica SA
ESP 15,097 77,916
Mineros SA, Class A 12,487 17,930
Promigas SA ESP 22,425 35,570
TOTAL COLOMBIA 461,781
CZECH — (0.1%)
Komercni Banka A/S 3,411 165,560
ΩMoneta Money Bank A/S,
Class F 10,929 67,441
TOTAL CZECH 233,001
EGYPT — (0.0%)
Commercial International
Bank - Egypt (CIB), Registered
Shares, GDR 40,250 62,790
TOTAL EGYPT 62,790
GREECE — (0.6%)
Aegean Airlines SA 2,034 27,283
*Aktor SA Holding Company
Technical And Energy Projects 1,493 8,393
Alpha Services and Holdings
SA 112,087 271,139
Athens International Airport
SA, Class A 1,595 16,572
Athens Water Supply &
Sewage Co. SA 116 766
Autohellas Tourist and Trading
SA 2,551 32,885
Avax SA 1,184 2,686
Bank of Greece, Class A 2,449 38,140
Ellaktor SA 1,366 2,012
ElvalHalcor SA 11,158 25,038
Eurobank Ergasias Services
and Holdings SA 65,105 183,614
Fourlis Holdings SA, Class A 2,672 12,104
GEK TERNA SA, Class A 2,632 54,693
Hellenic Exchanges - Athens
Stock Exchange SA 5,511 32,952
Hellenic Telecommunications
Organization SA, Class A 6,089 115,730
HELLENiQ ENERGY Holdings
S.A., Class A 10,590 91,791

80
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
GREECE — (Continued)
Ideal Holdings SA 1,812 $ 12,935
JUMBO SA, Class A 9,941 314,152
Kri-Kri Milk Industry SA 622 10,776
*LAMDA Development SA,
Class A 3,247 24,435
Metlen Energy & Metals SA 1,898 89,754
Motor Oil Hellas Corinth
Refineries SA 7,227 174,986
National Bank of Greece SA 21,611 228,320
OPAP SA, Class A 10,292 228,958
Piraeus Financial Holdings SA 32,669 182,303
Piraeus Port Authority SA 762 34,215
Quest Holdings SA 3,744 26,898
Sarantis SA 645 9,898
Thrace Plastics Holding and
Co., Class A 88 379
TOTAL GREECE 2,253,807
HUNGARY — (0.2%)
*4iG Nyrt, Class A 334 1,690
*Magyar Telekom
Telecommunications PLC 32,067 152,145
OTP Bank Nyrt, Class A 7,034 519,583
Richter Gedeon Nyrt 4,097 124,370
TOTAL HUNGARY 797,788
INDIA — (18.9%)
360 ONE WAM, Ltd., Class A 25,133 293,339
*3i Infotech, Ltd. 4,890 1,339
3M India, Ltd. 270 96,228
*Aarti Industries, Ltd. 793 3,954
Aarti Pharmalabs, Ltd. 2,649 22,367
ABB India, Ltd. 2,252 147,208
Accelya Solutions India, Ltd. 69 1,096
*Action Construction
Equipment, Ltd. 4,303 59,515
*Adani Green Energy, Ltd. 5,790 61,728
Adani Total Gas, Ltd. 2,525 17,938
ADF Foods, Ltd. 180 473
*Aditya Birla Fashion and
Retail, Ltd. 21,820 68,068
Advanced Enzyme
Technologies, Ltd., Class F 612 2,074
Aegis Logistics, Ltd. 14,071 130,810
*Affle 3i, Ltd. 2,610 48,935
*Ahluwalia Contracts India,
Ltd. 1,991 19,994
AIA Engineering, Ltd. 716 27,068
*Ajanta Pharma, Ltd. 5,030 161,116
*Ajmera Realty & Infra India,
Ltd. 2,322 22,327
*Akzo Nobel India, Ltd. 1,521 62,189
*Alembic Pharmaceuticals, Ltd. 1,807 18,727
Alkem Laboratories, Ltd. 3,141 190,206
*Allcargo Gati, Ltd. 136 98
Amara Raja Energy & Mobility,
Ltd., Class F 12,890 148,286
*Amber Enterprises India, Ltd. 1,463 106,594
*Anant Raj, Ltd. 5,408 28,927
Angel One, Ltd., Class A 5,863 160,469
Shares Value†
INDIA — (Continued)
Anup Engineering Limited
(The) 141 $ 4,989
*Apar Industries, Ltd., Class A 2,172 144,048
*APL Apollo Tubes, Ltd. 21,990 421,612
Apollo Tyres, Ltd. 18,477 103,207
Aptech, Ltd. 948 1,709
*Arvind Fashions, Ltd. 18,146 85,131
Arvind SmartSpaces, Ltd. 72 558
*Ashapura Minechem, Ltd. 2,034 7,998
Ashiana Housing, Ltd. 200 632
Ashok Leyland, Ltd. 230,394 614,439
*Ashoka Buildcon, Ltd., Class
A 21,285 46,435
Asian Paints, Ltd., Class F 21,744 624,314
ΩAster DM Healthcare, Ltd. 21,548 128,790
*Astra Microwave Products,
Ltd. 4,006 39,292
Astral, Ltd. 5,489 87,393
AstraZeneca Pharma India,
Ltd. 558 57,336
ΩAU Small Finance Bank, Ltd. 17,863 143,481
AurionPro Solutions, Ltd.,
Class A 1,646 27,800
*Aurobindo Pharma, Ltd.,
Class A 4,387 63,824
Avanti Feeds, Ltd., Class A 3,860 39,935
Ω*Avenue Supermarts, Ltd. 3,779 187,864
*AWL Agri Business, Ltd. 21,028 66,469
Axis Bank, Ltd. 42,976 602,797
*AXISCADES Technologies,
Ltd. 1,379 13,209
*Bajaj Auto, Ltd. 2,652 252,067
*Bajaj Consumer Care, Ltd. 10,089 19,843
*Bajaj Finserv, Ltd. 18,044 416,822
Balrampur Chini Mills, Ltd. 19,417 126,614
Banco Products India, Ltd. 1,482 6,438
ΩBandhan Bank, Ltd. 97,452 191,043
Bank of Baroda, Class A 49,893 147,600
Bank of India, Class A 59,036 80,465
Bank of Maharashtra, Class A 91,969 55,148
*Bannari Amman Sugars, Ltd.,
Class F 4 194
BASF India, Ltd. 1,793 93,195
*Bata India, Ltd. 5,906 84,476
Bayer CropScience, Ltd. 2,115 117,421
BEML, Ltd. 1,965 73,591
Berger Paints India, Ltd.,
Class A 27,848 179,382
*BF Utilities, Ltd., Class R 2,747 22,951
Bhansali Engineering
Polymers, Ltd. 4,752 6,076
Bharat Bijlee, Ltd. 977 33,789
Bharat Electronics, Ltd. 210,387 782,193
*Bharat Heavy Electricals, Ltd. 80,476 216,079
Bharat Petroleum Corp., Ltd. 120,528 442,330
*Bharat Rasayan, Ltd. 8 898
Bharti Airtel, Ltd. 75,422 1,664,513
Biocon, Ltd. 20,463 77,944
*BirlaNu, Ltd. 339 7,590

81
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
INDIA — (Continued)
Birlasoft, Ltd. 16,177 $ 74,716
*Black Box, Ltd., Class A 6,433 28,413
Blue Dart Express, Ltd. 519 38,106
Blue Star, Ltd., Class A 12,441 251,268
*Bluspring Enterprises, Ltd. 12,010 27,362
Bombay Burmah Trading Co. 2,378 52,501
Bombay Dyeing &
Manufacturing Co., Ltd. 11,841 18,089
Bosch, Ltd. 440 153,405
Brigade Enterprises, Ltd.,
Class A 4,732 57,613
*Brightcom Group, Ltd. 162,205 19,680
Britannia Industries, Ltd.,
Class A 6,069 390,710
Campus Activewear, Ltd. 8,034 23,078
*Capacit'e Infraprojects, Ltd. 5,003 20,732
*Caplin Point Laboratories,
Ltd., Class F 1,083 24,086
Carborundum Universal, Ltd. 4,784 57,883
Care Ratings, Ltd. 745 10,663
*Cartrade Tech, Ltd. 4,804 96,912
Castrol India, Ltd. 105,788 247,592
*CE Info Systems, Ltd. 1,028 21,840
*Ceat, Ltd., Class A 1,966 77,538
*Cello World, Ltd. 5,373 34,960
Central Depository Services
India, Ltd., Class F 11,088 173,242
Century Enka, Ltd. 32 195
Century Plyboards India, Ltd. 6,883 56,871
Cera Sanitaryware, Ltd. 540 34,241
CG Power & Industrial
Solutions, Ltd., Class A 41,853 310,515
*Chalet Hotels, Ltd. 2,966 27,789
Chambal Fertilisers and
Chemicals, Ltd. 19,640 161,021
*Chemplast Sanmar, Ltd. 1,243 6,042
Chennai Petroleum Corp., Ltd. 5,352 38,789
*Choice International, Ltd. 5,845 42,217
CIE Automotive India, Ltd. 9,819 47,181
*Cigniti Technologies, Ltd. 3,421 54,528
City Union Bank, Ltd. 47,893 100,090
Clean Science & Technology,
Ltd. 713 9,915
CMS Info Systems, Ltd., Class
A 20,479 107,032
Ω*Cochin Shipyard, Ltd.,
Class A 10,730 202,118
Coforge, Ltd. 5,704 493,204
Colgate-Palmolive India, Ltd.,
Class F 11,936 365,552
Computer Age Management
Services, Ltd. 6,382 295,086
*Confidence Petroleum India,
Ltd. 2,354 1,440
Container Corp. Of India, Ltd.,
Class A 13,048 104,049
Coromandel International, Ltd.,
Class A 14,010 367,182
Cosmo First, Ltd. 2,046 14,263
Shares Value†
INDIA — (Continued)
*Craftsman Automation, Ltd. 852 $ 46,443
CRISIL, Ltd. 1,610 84,855
Crompton Greaves Consumer
Electricals, Ltd., Class H 51,121 204,100
Cummins India, Ltd. 13,801 472,983
Cyient, Ltd. 8,806 123,798
Ω*D P Abhushan, Ltd. 998 16,759
Dabur India, Ltd. 23,053 133,092
*Datamatics Global Services,
Ltd., Class H 278 1,947
*DB Corp., Ltd. 368 1,062
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 7,674 116,258
Deepak Nitrite, Ltd., Class A 6,614 151,533
*Delhivery, Ltd. 14,619 52,872
*Devyani International, Ltd. 22,127 46,790
*Dhampur Sugar Mills, Ltd. 1,645 2,479
*Dhanuka Agritech, Ltd. 3,194 49,310
*Digitide Solutions, Ltd. 12,010 22,762
Ω*Dilip Buildcon, Ltd. 3,194 15,975
*Dishman Carbogen Amcis,
Ltd. 3,236 7,395
Dixon Technologies India, Ltd. 3,787 737,464
*Dodla Dairy, Ltd., Class A 928 11,413
*Dollar Industries, Ltd. 32 145
ΩDr. Lal PathLabs, Ltd. 4,044 132,549
*Dr. Reddy's Laboratories, Ltd. 11,945 167,389
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 28,932 402,733
*Dwarikesh Sugar Industries,
Ltd. 4,705 2,232
Dynamatic Technologies, Ltd. 227 16,997
eClerx Services, Ltd. 3,651 108,691
Eicher Motors, Ltd. 7,497 494,010
*EID Parry India, Ltd. 15,412 149,106
Elecon Engineering Co., Ltd.,
Class A 14,362 92,623
Elgi Equipments, Ltd. 15,353 80,950
Emami, Ltd. 25,057 185,280
*Embassy Developments, Ltd. 82,485 95,682
ΩEndurance Technologies,
Ltd. 2,402 53,309
Engineers India, Ltd. 26,592 56,232
EPL, Ltd. 37,490 83,976
ΩEquitas Small Finance Bank,
Ltd., Class A 9,526 7,549
ΩEris Lifesciences, Ltd. 4,487 76,060
ESAB India, Ltd. 196 10,823
Escorts Kubota, Ltd. 2,470 95,281
*Eternal, Ltd. 176,004 484,406
*Ethos, Ltd. 506 14,819
*Eureka Forbes, Ltd. 5,838 34,050
Everest Kanto Cylinder, Ltd. 5,015 7,101
Exide Industries, Ltd., Class F 13,951 58,085
FDC, Ltd. 2,462 12,269
Federal Bank, Ltd. 78,786 183,416
*Fine Organic Industries, Ltd. 926 44,706
*Finolex Cables, Ltd. 4,923 50,495
Finolex Industries, Ltd. 10,500 21,685

82
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
INDIA — (Continued)
*Firstsource Solutions, Ltd. 49,004 $ 197,620
Force Motors, Ltd. 565 59,614
Fortis Healthcare, Ltd., Class A 30,852 250,351
*FSN E-Commerce Ventures,
Ltd. 136,627 314,335
G R Infraprojects, Ltd. 1,730 21,257
*Gabriel India, Ltd. 6,721 43,078
Galaxy Surfactants, Ltd. 1,203 29,501
Ganesh Housing Corp., Ltd. 4,966 64,059
*Garware Hi-Tech Films, Ltd. 1,096 41,345
GE Vernova T&D India, Ltd. 10,764 199,535
*Genesys International Corp.,
Ltd. 1,527 11,859
*Genus Power Infrastructures,
Ltd. 6,144 20,639
Gillette India, Ltd., Class A 765 72,770
Ω*Gland Pharma, Ltd., Class A 1,419 23,515
GlaxoSmithKline
Pharmaceuticals, Ltd. 5,359 188,051
Glenmark Pharmaceuticals,
Ltd. 11,954 195,432
*Global Health, Ltd. 8,160 115,634
*GMR Airports, Ltd. 239,367 247,035
*Go Fashion India, Ltd. 1,560 14,512
Godrej Consumer Products,
Ltd. 16,894 252,059
*Godrej Properties, Ltd., Class
A 8,132 208,056
*Gokaldas Exports, Ltd., Class
A 2,033 20,419
Goldiam International, Ltd. 633 2,748
Goodyear India, Ltd. 16 170
Granules India, Ltd. 11,196 60,404
Grauer & Weil India, Ltd. 736 729
Gravita India, Ltd. 2,319 48,105
Great Eastern Shipping Co.,
Ltd. (The) 1,912 19,691
Greaves Cotton, Ltd., Class A 7,662 18,099
*Greenlam Industries, Ltd. 4,280 10,486
*Greenply Industries, Ltd. 8,401 28,877
Grindwell Norton, Ltd., Class A 1,559 31,114
*Gujarat Gas, Ltd. 11,248 60,378
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 13,268 76,380
Gujarat Pipavav Port, Ltd. 15,791 24,857
Gujarat State Petronet, Ltd. 29,778 114,553
Gulf Oil Lubricants India, Ltd. 2,895 40,774
Happiest Minds Technologies,
Ltd. 4,061 27,488
*Hatsun Agro Product, Ltd. 2,613 28,014
*Havells India, Ltd. 17,037 322,858
*HBL Engineering, Ltd. 8,259 47,115
HCL Technologies, Ltd. 41,052 761,673
ΩHDFC Asset Management
Co., Ltd., Class A 8,539 442,132
HDFC Bank, Ltd. 28,375 646,537
HDFC Bank, Ltd., Sponsored
ADR 20,575 1,495,597
Shares Value†
INDIA — (Continued)
ΩHDFC Life Insurance Co.,
Ltd. 27,761 $ 244,377
*HealthCare Global
Enterprises, Ltd. 124 826
Heritage Foods, Ltd. 11,595 53,594
Hero MotoCorp, Ltd., Class A 12,063 546,495
*HFCL, Ltd. 67,725 63,642
*HG Infra Engineering, Ltd.,
Class A 1,234 15,687
Himadri Speciality Chemical,
Ltd. 14,656 75,931
Himatsingka Seide, Ltd. 10,825 18,000
Hindustan Aeronautics, Ltd. 8,163 433,630
*Hindustan Construction Co.,
Ltd. 109,120 33,156
Hindustan Copper, Ltd. 19,188 48,440
*Hindustan Foods, Ltd. 3,663 23,203
Hindustan Unilever, Ltd. 31,345 868,961
*Hindware Home Innovation,
Ltd., Class H 2,541 5,997
Hitachi Energy India, Ltd.,
Class A 863 148,413
Honda India Power Products,
Ltd. 12 288
Honeywell Automation India,
Ltd. 12 4,903
Huhtamaki India, Ltd. 124 280
ICICI Bank, Ltd. 30,863 521,301
ICICI Bank, Ltd., Sponsored
ADR 82,612 2,772,459
ΩICICI Lombard General
Insurance Co., Ltd. 12,628 280,485
ΩICICI Prudential Life
Insurance Co., Ltd. 14,731 107,121
*IDFC First Bank, Ltd. 379,062 291,149
*IFB Industries, Ltd., Class A 1,019 15,588
*IIFL Capital Services, Ltd. 15,529 40,561
ΩIndiaMart InterMesh, Ltd. 2,564 70,049
Indian Bank 27,738 185,765
ΩIndian Energy Exchange,
Ltd. 48,054 108,270
Indian Hotels Co., Ltd. (The) 11,811 110,122
Indian Railway Catering &
Tourism Corp., Ltd. 16,566 147,358
Indigo Paints, Ltd. 3,960 45,689
Indraprastha Gas, Ltd. 46,270 105,478
*Indraprastha Medical Corp.,
Ltd. 7,186 33,947
IndusInd Bank, Ltd., Class H 5,190 51,505
Infibeam Avenues, Ltd. 56,572 11,404
Info Edge India, Ltd., Class A 4,736 396,303
Infosys, Ltd. 106,526 1,891,484
Infosys, Ltd., Sponsored ADR 105,618 1,858,877
*Inox Wind Energy, Ltd. 194 22,491
*Inox Wind, Ltd. 4,880 9,763
Intellect Design Arena, Ltd. 5,227 48,849
*IOL Chemicals and
Pharmaceuticals, Ltd. 3,620 2,776
*ION Exchange India, Ltd. 10,074 59,514

83
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
INDIA — (Continued)
IRB Infrastructure Developers,
Ltd. 99,443 $ 53,674
ΩIRCON International, Ltd.,
Class A 24,434 44,149
*ISGEC Heavy Engineering,
Ltd. 2,696 36,060
*ITC Hotels, Ltd. 23,442 53,949
ITD Cementation India, Ltd. 10,303 59,458
*J Kumar Infraprojects, Ltd.,
Class A 5,547 42,464
*Jai Balaji Industries, Ltd. 5,355 7,555
*Jain Irrigation Systems, Ltd. 15,389 9,563
*Jammu & Kashmir Bank, Ltd.
(The), Class A 44,895 50,154
JB Chemicals &
Pharmaceuticals, Ltd. 4,653 88,804
*Jindal Saw, Ltd. 25,944 76,158
Jindal Stainless, Ltd. 16,833 116,180
*JK Paper, Ltd. 5,870 21,866
JTEKT India, Ltd. 3,248 5,460
*Jubilant Pharmova, Ltd.,
Class A 7,309 77,685
Jupiter Wagons, Ltd., Class A 7,389 31,014
*Jyothy Labs, Ltd. 10,157 44,964
Kalpataru Projects
International, Ltd. 7,161 82,397
*Kalyan Jewellers India, Ltd. 20,255 123,843
Kansai Nerolac Paints, Ltd. 15,629 47,575
Karnataka Bank, Ltd. (The) 12,904 29,917
Kaveri Seed Co., Ltd. 2,570 43,647
*Kaynes Technology India, Ltd. 185 12,585
*KDDL, Ltd., Class A 394 12,165
KEC International, Ltd., Class
A 9,233 76,304
KEI Industries, Ltd. 8,197 297,244
*Kennametal India, Ltd. 28 688
*Kiri Industries, Ltd. 9,314 64,318
Kirloskar Brothers, Ltd. 2,814 57,024
Kirloskar Industries, Ltd. 311 11,087
Kirloskar Oil Engines, Ltd. 10,732 94,828
Kirloskar Pneumatic Co., Ltd. 1,952 26,146
KNR Constructions, Ltd. 13,113 33,947
Kolte-Patil Developers, Ltd. 2,174 8,673
Kotak Mahindra Bank, Ltd.,
Class A 27,559 720,293
Kovai Medical Center and
Hospital, Ltd., Class A 12 790
KPIT Technologies, Ltd. 19,490 289,200
KPR Mill, Ltd. 5,087 60,047
KRBL, Ltd. 1,469 5,398
Ω*Krishna Institute of Medical
Sciences, Ltd. 21,932 170,518
*Krsnaa Diagnostics, Ltd.,
Class F 84 728
KSB, Ltd. 2,661 23,076
*Latent View Analytics, Ltd.,
Class H 2,559 11,911
Laxmi Organic Industries, Ltd.,
Class A 244 505
Shares Value†
INDIA — (Continued)
*LG Balakrishnan & Bros, Ltd. 1,178 $ 16,642
*Lloyds Engineering Works,
Ltd. 54,690 35,248
Lloyds Metals & Energy, Ltd. 8,617 122,722
LMW, Ltd. 280 54,082
LT Foods, Ltd. 19,443 79,755
Lumax Auto Technologies, Ltd. 1,979 12,203
*Lupin, Ltd., Class A 8,754 217,141
Ω*Macrotech Developers, Ltd. 2,052 32,287
Mahanagar Gas, Ltd. 5,465 87,075
Maharashtra Seamless, Ltd. 1,361 10,559
*Mahindra & Mahindra, Ltd. 45,843 1,589,240
*Mahindra Holidays & Resorts
India, Ltd. 2,433 8,949
*Man Industries India, Ltd. 348 1,126
Man Infraconstruction, Ltd. 11,394 20,668
*Mangalore Refinery &
Petrochemicals, Ltd., Class A 20,404 32,414
Manorama Industries, Ltd. 864 13,036
Marico, Ltd. 84,459 710,242
Marksans Pharma, Ltd., Class
A 18,048 46,868
Maruti Suzuki India, Ltd. 2,822 409,419
Mastek, Ltd., Class R 2,125 52,529
*Max Financial Services, Ltd. 13,799 213,150
*Max Healthcare Institute, Ltd. 30,270 393,478
Mayur Uniquoters, Ltd. 2,012 10,967
Mazagon Dock Shipbuilders,
Ltd. 3,818 138,179
Ω*Medi Assist Healthcare
Services, Ltd. 1,663 8,835
*Medplus Health Services, Ltd. 7,062 67,386
*Meghmani Organics, Ltd.,
Class A 10,521 8,531
Ω*Metropolis Healthcare, Ltd. 3,765 75,827
Minda Corp., Ltd. 5,217 30,039
ΩMishra Dhatu Nigam, Ltd. 1,409 5,120
MOIL, Ltd. 8,445 31,567
Monte Carlo Fashions, Ltd.,
Class A 28 190
*Morepen Laboratories, Ltd. 24,101 17,165
Motherson Sumi Wiring India,
Ltd. 224,556 148,209
Mphasis, Ltd. 12,079 353,003
MPS, Ltd. 345 9,286
*Mrs Bectors Food
Specialities, Ltd. 1,489 26,266
Narayana Hrudayalaya, Ltd.,
Class A 9,936 207,050
Natco Pharma, Ltd. 5,601 56,412
Navin Fluorine International,
Ltd., Class A 379 20,284
*Navneet Education, Ltd. 6,611 11,145
*Nazara Technologies, Ltd. 7,232 86,587
*NBCC India, Ltd., Class A 71,448 80,502
NELCO, Ltd. 664 6,472
Neogen Chemicals, Ltd. 628 11,330
*NESCO, Ltd. 1,871 20,878

84
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
INDIA — (Continued)
*Network18 Media &
Investments, Ltd. 11,213 $ 5,779
*Newgen Software
Technologies, Ltd., Class A 5,442 63,548
*NHPC, Ltd. 319,740 324,684
NIIT Learning Systems, Ltd. 9,176 40,659
NIIT, Ltd. 9,979 15,300
Nilkamal, Ltd. 32 611
ΩNippon Life India Asset
Management, Ltd. 20,616 155,858
NOCIL, Ltd. 11,338 23,622
Novartis India, Ltd. 36 326
*NRB Bearings, Ltd., Class A 208 535
Oberoi Realty, Ltd. 7,608 147,831
*Odigma Consultancy
Solutions, Ltd., Class A 635 274
*One 97 Communications, Ltd. 26,018 266,312
*Onesource Specialty Pharma,
Ltd., Class H 3,763 72,402
Oracle Financial Services
Software, Ltd. 3,212 331,584
Orient Electric, Ltd. 17,993 49,479
Page Industries, Ltd. 602 325,036
Panama Petrochem, Ltd.,
Class A 152 651
Patanjali Foods, Ltd. 2,517 56,785
*Patel Engineering, Ltd. 46,008 23,232
*PC Jeweller, Ltd. 296,335 42,898
PCBL CHEMICAL, Ltd. 8,386 35,699
PDS, Ltd. 1,751 7,858
*Pearl Global Industries, Ltd. 1,019 11,568
*Peninsula Land, Ltd. 904 308
Persistent Systems, Ltd. 12,296 774,506
Petronet LNG, Ltd. 133,506 495,805
*PG Electroplast, Ltd. 3,551 35,487
*Phoenix Mills, Ltd. (The) 11,184 220,347
PI Industries, Ltd., Class H 7,371 317,599
Pidilite Industries, Ltd., Class A 10,909 391,754
Piramal Pharma, Ltd. 36,009 89,955
PNC Infratech, Ltd., Class A 6,153 19,333
*Pokarna, Ltd., Class A 1,786 19,104
*Poly Medicure, Ltd. 2,180 66,419
Polycab India, Ltd. 4,658 304,344
Polyplex Corp., Ltd., Class G 8,520 122,933
Power Grid Corp. of India, Ltd. 155,035 564,197
*Power Mech Projects, Ltd. 1,765 54,723
*Praj Industries, Ltd. 19,315 105,464
ΩPrataap Snacks, Ltd., Class
F 16 229
Prestige Estates Projects, Ltd. 10,056 163,677
*Pricol, Ltd., Class R 7,169 37,154
*Procter & Gamble Health, Ltd. 1,173 70,560
Procter & Gamble Hygiene &
Health Care, Ltd., Class F 794 133,859
*PSP Projects, Ltd. 85 641
Punjab National Bank 27,631 32,774
*Puravankara, Ltd. 4,362 12,032
ΩQuess Corp., Ltd. 12,010 47,054
Shares Value†
INDIA — (Continued)
*R Systems International, Ltd.,
Class F 4,618 $ 17,145
*Radico Khaitan, Ltd. 2,774 80,632
*Rail Vikas Nigam, Ltd. 30,637 126,851
Rallis India, Ltd. 8,004 22,289
Ramkrishna Forgings, Ltd. 12,496 88,029
Rane Holdings, Ltd. 32 486
*Rategain Travel
Technologies, Ltd. 3,021 15,512
Ratnamani Metals & Tubes,
Ltd. 2,213 70,316
*Raymond Lifestyle, Ltd. 1,481 16,867
Raymond, Ltd., Class A 2,608 47,148
Ω*RBL Bank, Ltd. 36,408 86,349
Redington, Ltd. 94,641 275,251
Redtape, Ltd. 38,748 60,381
*Refex Industries, Ltd. 1,963 9,443
*Reliance Industrial
Infrastructure, Ltd. 794 8,015
*Religare Enterprises, Ltd.,
Class A 12,995 32,575
Rhi Magnesita India, Ltd.,
Class A 1,721 8,988
*Rico Auto Industries, Ltd. 381 287
RITES, Ltd. 13,025 34,707
*RPSG Ventures, Ltd. 1,164 11,205
Rupa & Co., Ltd., Class F 92 214
Safari Industries India, Ltd. 1,618 38,382
Samvardhana Motherson
International, Ltd. 190,100 299,876
Sanofi Consumer Healthcare
India, Ltd. 358 20,933
Sanofi India, Ltd., Class A 729 51,281
Ω*Sansera Engineering, Ltd. 2,071 26,570
Saregama India, Ltd. 4,846 30,060
Sasken Technologies, Ltd. 24 436
*Savita Oil Technologies, Ltd. 2,513 11,065
SBI Cards & Payment
Services, Ltd. 25,202 260,585
ΩSBI Life Insurance Co., Ltd. 30,511 637,712
Schaeffler India, Ltd. 2,055 84,476
*Schneider Electric
Infrastructure, Ltd. 3,437 23,413
*SEAMEC, Ltd. 915 10,557
*SEPC, Ltd. 96,056 15,963
*Sequent Scientific, Ltd. 5,498 9,378
Ω*SH Kelkar & Co., Ltd., Class
A 4,109 9,664
Shankara Building Products,
Ltd. 229 1,623
Shanthi Gears, Ltd., Class A 24 135
*Sharda Cropchem, Ltd. 1,520 9,903
Share India Securities, Ltd. 5,320 9,425
*Sheela Foam, Ltd. 1,546 11,790
*Shilpa Medicare, Ltd. 4,264 32,657
Shivalik Bimetal Controls, Ltd. 7,785 40,356
*Siemens Energy India, Ltd. 1,883 55,234
Siemens, Ltd., Class A 1,883 64,670
SJS Enterprises, Ltd. 1,886 20,750

85
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
INDIA — (Continued)
SJVN, Ltd. 23,369 $ 26,010
*SKF India, Ltd. 1,870 86,008
Skipper, Ltd. 4,541 24,650
Snowman Logistics, Ltd.,
Class A 5,326 3,271
*Sobha, Ltd. 2,581 40,391
Somany Ceramics, Ltd., Class
F 36 183
ΩSona Blw Precision Forgings,
Ltd. 5,301 30,190
*Sonata Software, Ltd. 17,947 89,550
South Indian Bank, Ltd. (The) 227,545 68,600
SRF, Ltd. 10,030 357,220
State Bank of India, Class A,
GDR 1,176 109,603
*Sterlite Technologies, Ltd. 9,600 7,091
*STL Networks, Ltd., Class A 9,600 2,938
Strides Pharma Science, Ltd. 7,527 57,902
*Stylam Industries, Ltd. 16 299
Styrenix Performance
Materials, Ltd. 1,122 36,571
*Subros, Ltd. 456 3,237
Sudarshan Chemical
Industries, Ltd., Class A 1,272 15,426
*Sumitomo Chemical India,
Ltd. 7,640 45,994
Sun Pharmaceutical Industries,
Ltd. 19,740 428,125
Sun TV Network, Ltd. 11,553 84,907
Sundaram-Clayton, Ltd. 20 469
*Sundrop Brands, Ltd. 28 256
*Sunteck Realty, Ltd., Class A 5,656 26,839
*Suprajit Engineering, Ltd. 4,426 20,159
Supreme Industries, Ltd. 7,002 293,312
Supreme Petrochem, Ltd. 8,925 68,672
Supriya Lifescience, Ltd. 2,571 19,633
Surya Roshni, Ltd. 8,090 24,542
*Suzlon Energy, Ltd. 780,619 521,129
*Swaraj Engines, Ltd. 294 14,168
Symphony, Ltd. 3,131 42,764
ΩSyngene International, Ltd. 23,908 179,429
*Tamilnad Mercantile Bank,
Ltd., Class A 9,248 47,918
*TARC, Ltd., Class A 1,856 3,413
Tata Communications, Ltd. 11,980 225,664
Tata Consultancy Services,
Ltd. 54,024 2,208,504
*Tata Consumer Products, Ltd. 30,080 415,077
Tata Elxsi, Ltd. 2,304 157,248
Tata Motors, Ltd. 86,232 657,582
TCI Express, Ltd. 48 383
TD Power Systems, Ltd. 13,925 71,270
*TeamLease Services, Ltd. 1,383 30,951
Tech Mahindra, Ltd. 29,056 516,918
*Techno Electric & Engineering
Co., Ltd. 4,407 55,476
Tega Industries, Ltd. 833 13,327
Ω*Tejas Networks, Ltd. 3,717 30,899
Shares Value†
INDIA — (Continued)
Texmaco Rail & Engineering,
Ltd. 30,629 $ 48,853
Thanga Mayil Jewellery, Ltd. 890 22,086
Thermax, Ltd. 1,932 75,266
Thirumalai Chemicals, Ltd. 2,898 8,405
Thomas Cook India, Ltd.,
Class R 15,593 24,795
Ω*Thyrocare Technologies,
Ltd., Class A 1,100 11,433
*Tilaknagar Industries, Ltd. 13,778 46,743
*Time Technoplast, Ltd. 25,480 101,819
Timken India, Ltd. 2,496 72,457
Tips Music, Ltd., Class F 5,999 44,703
Titagarh Rail System, Ltd. 5,582 49,362
Titan Co., Ltd., Class A 22,166 886,732
Torrent Pharmaceuticals, Ltd. 6,174 242,769
Transformers & Rectifiers
India, Ltd. 2,374 13,908
*TransIndia Real Estate, Ltd.,
Class H 7,204 2,860
Transport Corp. of India, Ltd.,
Class H 100 1,234
Trent, Ltd. 6,225 381,124
Triveni Engineering &
Industries, Ltd., Class A 6,882 33,333
Triveni Turbine, Ltd. 15,775 97,124
TTK Prestige, Ltd. 2,624 18,839
Tube Investments of India, Ltd. 8,259 283,363
TVS Holdings, Ltd. 553 59,562
TVS Motor Co., Ltd. 18,622 588,965
Uflex, Ltd. 3,660 23,933
*United Breweries, Ltd. 3,196 81,712
United Spirits, Ltd. 26,377 488,271
UNO Minda, Ltd. 11,430 120,978
*UPL, Ltd. 1,907 10,208
*UPL, Ltd. 45,067 357,351
*Usha Martin, Ltd. 13,784 47,193
*V2 Retail, Ltd. 1,614 32,237
*VA Tech Wabag, Ltd. 8,092 123,089
*Vadilal Industries, Ltd. 221 16,548
*Valor Estate, Ltd. 11,208 23,102
Ω*Varroc Engineering, Ltd. 3,938 20,139
Varun Beverages, Ltd. 34,491 213,253
*Vedant Fashions, Ltd. 5,705 52,803
Veedol Corporation, Ltd. 262 4,551
Vesuvius India, Ltd. 420 23,082
*V-Guard Industries, Ltd. 16,089 68,682
Vijaya Diagnostic Centre, Ltd. 6,845 81,062
*Vinati Organics, Ltd. 1,070 20,577
*Vindhya Telelinks, Ltd. 373 5,821
*VL E-Governance & IT
Solutions, Ltd. 6,503 3,729
*Vodafone Idea, Ltd. 157,587 13,281
*Voltamp Transformers, Ltd. 590 50,991
Voltas, Ltd. 12,728 186,226
*VST Tillers Tractors, Ltd. 212 8,969
Welspun Corp., Ltd. 29,846 271,139
*Welspun Enterprises, Ltd. 4,744 26,740
Whirlpool of India, Ltd. 4,004 59,685

86
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
INDIA — (Continued)
Wipro, Ltd. 106,330 $ 303,948
#Wipro, Ltd., Sponsored ADR 17,072 48,826
*Wockhardt, Ltd., Class A 5,927 90,971
Wonderla Holidays, Ltd. 182 1,450
*Yes Bank, Ltd. 520,918 109,260
Zen Technologies, Ltd. 4,907 82,268
Zensar Technologies, Ltd. 12,160 103,553
Zydus Lifesciences, Ltd. 11,124 116,956
Zydus Wellness, Ltd. 1,778 37,149
TOTAL INDIA 70,644,314
INDONESIA — (0.4%)
Adi Sarana Armada TBK PT 5,700 235
*Alam Sutera Realty TBK PT 37,600 290
Arwana Citramulia TBK PT 19,100 679
Aspirasi Hidup Indonesia TBK
PT, Class A 599,400 19,318
Astra Otoparts TBK PT 33,800 4,439
Avia Avian TBK PT, Class H 611,000 15,312
Bank OCBC Nisp TBK PT 214,900 16,894
*Bank Pembangunan Daerah
Jawa Timur TBK PT 11,200 351
Bank Tabungan Negara
Persero TBK PT 289,700 18,412
Barito Pacific TBK PT 623,071 27,963
BISI International TBK PT 4,200 256
Blue Bird TBK PT 1,300 135
*Bumi Resources Minerals
TBK PT 1,167,100 26,857
*Capital Financial Indonesia
TBK PT 308,400 14,862
Catur Sentosa Adiprana TBK
PT 6,900 134
Chandra Asri Pacific TBK PT 75,600 35,865
Cisarua Mountain Dairy PT
TBK, Class A 130,900 36,116
Dayamitra Telekomunikasi PT 1,023,300 38,220
*Dian Swastatika Sentosa
TBK PT 2,400 6,578
Elang Mahkota Teknologi TBK
PT 1,700,100 54,792
Erajaya Swasembada TBK PT 1,216,100 33,992
Gajah Tunggal TBK PT 68,400 4,533
Garudafood Putra Putri Jaya
TBK PT 28,000 651
Hexindo Adiperkasa TBK PT,
Class A 1,300 369
Impack Pratama Industri TBK
PT 515,600 10,436
Indofood CBP Sukses Makmur
TBK PT 16,300 11,145
Indomobil Sukses
Internasional TBK PT, Class F 26,800 1,397
Indosat TBK PT 146,900 15,486
Industri Jamu Dan Farmasi
Sido Muncul TBK PT, Class H 1,130,000 40,503
Jasa Marga Persero TBK PT 187,700 48,395
Kalbe Farma TBK PT 935,700 76,942
*Kawasan Industri Jababeka
TBK PT 1,875,800 19,549
Shares Value†
INDONESIA — (Continued)
Map Aktif Adiperkasa PT 612,600 $ 23,987
Mayora Indah TBK PT 549,000 75,405
MD Entertainment TBK PT 212,200 32,341
*Media Nusantara Citra TBK
PT 258,000 4,072
Medikaloka Hermina TBK PT 950,800 64,723
*Metro Healthcare Indonesia
TBK PT 1,704,500 21,358
Metrodata Electronics TBK PT 861,200 29,053
Metropolitan Kentjana TBK PT 400 599
Mitra Adiperkasa TBK PT 771,000 63,398
Mitra Keluarga Karyasehat
TBK PT 160,900 24,329
*MNC Digital Entertainment
TBK PT 26,500 757
*MNC Land TBK PT 3,042,600 22,728
Mulia Industrindo TBK PT 4,700 82
Nippon Indosari Corpindo TBK
PT 7,300 380
*Panin Financial TBK PT 1,358,100 31,580
Petrosea TBK PT 74,300 12,756
*Prodia Widyahusada TBK PT 1,100 184
PT Tower Bersama
Infrastructure Tbk, Class A 250,300 30,006
*Puradelta Lestari TBK PT 50,400 528
*Sarana Meditama
Metropolitan TBK PT 8,800 163
Sarana Menara Nusantara
TBK PT 1,317,000 45,222
Sariguna Primatirta TBK PT 195,700 16,859
Selamat Sempurna TBK PT 285,200 30,582
Siloam International Hospitals
TBK PT 56,200 8,802
Sumber Alfaria Trijaya TBK
PT, Class A 741,400 96,471
Summarecon Agung TBK PT 954,600 24,843
Surya Citra Media TBK PT 1,729,300 21,252
Surya Semesta Internusa TBK
PT, Class F 416,700 21,211
Tempo Scan Pacific TBK PT 3,400 541
Triputra Agro Persada PT 207,100 12,164
Unilever Indonesia TBK PT,
Class A 708,100 73,156
*<Waskita Karya Persero TBK
PT, Class A 27,000 62
TOTAL INDONESIA 1,370,700
KOREA, REPUBLIC OF — (11.2%)
*3S Korea Co., Ltd. 644 1,051
*ABco Electronics Co., Ltd. 172 587
*Abpro Bio Co., Ltd. 2,986 643
*ADTechnology Co., Ltd. 391 4,112
Advanced Nano Products Co.,
Ltd. 523 19,831
Advanced Process Systems
Corp., Class A 1,735 20,761
Aekyung Chemical Co., Ltd. 3,235 26,012
Aekyung Industrial Co., Ltd. 1,607 15,386
Ahnlab, Inc. 444 20,802
AJ Networks Co., Ltd. 916 2,384

87
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Ajin Industrial Co., Ltd. 2,010 $ 4,171
*Alteogen, Inc., Class A 672 165,932
*ALUKO Co., Ltd., Class H 4,375 6,525
*Amicogen, Inc., Class A 1,428 3,416
*Aminologics Co., Ltd., Class A 112 75
*Amo Greentech Co., Ltd. 12 49
Amorepacific Corp., Class A 1,523 133,283
*Anam Electronics Co., Ltd.,
Class F 2,906 2,795
*Ananti, Inc. 2,842 13,575
*Anapass, Inc. 150 2,051
*Asia Pacific Satellite, Inc. 575 5,000
Asia Paper Manufacturing Co.,
Ltd., Class F 5,957 28,915
Atec Co., Ltd. 276 5,679
Avaco Co., Ltd. 438 4,049
Baiksan Co., Ltd., Class A 1,738 17,423
BGFecomaterials Co., Ltd.,
Class A 834 1,722
BH Co., Ltd. 3,587 31,139
*BHI Co., Ltd. 2,351 46,722
*Binex Co., Ltd. 1,144 12,474
Binggrae Co., Ltd. 622 41,394
Bio Plus Co., Ltd. 3,470 18,699
*Biodyne Co., Ltd. 375 3,912
*BioSmart Co., Ltd. 2,369 6,233
BIT Computer Co., Ltd. 1,160 4,333
*BNC Korea Co., Ltd. 2,582 7,538
BNK Financial Group, Inc. 22,706 165,323
Boditech Med, Inc., Class A 3,271 39,786
BoKwang Industry Co., Ltd. 1,456 4,235
Boryung 3,142 18,722
*Bosung Power Technology
Co., Ltd. 592 1,224
*Bukwang Pharmaceutical
Co., Ltd. 56 157
Byucksan Corp. 1,457 2,511
C&C International Co., Ltd. 1,700 38,509
*Cafe24 Corp., Class A 2,827 119,722
*CammSys Corp. 1,987 977
Caregen Co., Ltd. 1,850 31,039
*Celltrion Pharm, Inc. 1,089 36,811
Celltrion, Inc. 4,530 514,027
*Chabiotech Co., Ltd. 894 6,899
Cheil Worldwide, Inc., Class A 12,930 168,731
Chemtronics Co., Ltd. 1,601 25,003
*Chemtros Co., Ltd. 361 1,152
Cheryong Electric Co., Ltd. 1,163 25,485
Chips&Media, Inc. 138 1,594
*Choil Aluminum Co., Ltd. 76 91
Chong Kun Dang
Pharmaceutical Corp. 840 48,220
Chongkundang Holdings
Corp., Class A 12 391
Choong Ang Vaccine
Laboratory 294 2,033
*<Chorokbaem Media Co., Ltd. 710 2,455
*CJ CGV Co., Ltd. 13,691 46,808
Shares Value†
KOREA, REPUBLIC OF — (Continued)
CJ Corp. 2,166 $ 189,401
*CJ ENM Co., Ltd. 1,947 84,509
CJ Freshway Corp. 982 16,821
CJ Logistics Corp., Class H 1,382 80,888
Classys, Inc. 2,705 122,358
CLIO Cosmetics Co., Ltd. 85 1,082
*CMG Pharmaceutical Co.,
Ltd., Class H 2,022 3,506
*Com2uS Holdings Corp.,
Class F 299 4,177
*ContentreeJoongAng Corp. 34 230
*Coreana Cosmetics Co., Ltd. 36 61
*Corentec Co., Ltd. 16 72
Cosmax, Inc. 1,870 226,926
Cosmecca Korea Co., Ltd. 932 28,357
*Cosmochemical Co., Ltd.,
Class A 1,556 16,967
Coway Co., Ltd. 11,268 695,184
*Creative & Innovative System 6,201 31,496
Creverse, Inc. 32 323
*CrystalGenomics Invites Co.,
Ltd. 1,896 2,681
*CS Bearing Co., Ltd. 12 50
CS Wind Corp. 3,302 90,128
*CTC BIO, Inc. 482 2,333
Cuckoo Homesys Co., Ltd. 751 12,046
*D&C Media Co., Ltd. 108 1,350
D.I Corp. 360 3,546
*<DA Technology Co., Ltd.,
Class A 300 8
Dae Hwa Pharmaceutical Co.,
Ltd. 189 1,982
Dae Won Kang Up Co., Ltd. 1,594 4,368
*Daea TI Co., Ltd. 1,051 3,013
*Daebo Magnetic Co., Ltd. 8 67
*Daechang Co., Ltd. 6,145 5,659
Daechang Forging Co., Ltd. 1,557 5,608
Daedong Corp. 3,982 28,797
Daeduck Electronics Co., Ltd. 1,694 16,636
Daehan New Pharm Co., Ltd. 134 653
*Dae-Il Corp. 4,230 13,941
Daejoo Electronic Materials
Co., Ltd. 513 29,809
Daesang Corp. 1,257 21,134
Daesang Holdings Co., Ltd. 2,134 16,018
Daesung Energy Co., Ltd. 200 1,092
*Daewon Cable Co., Ltd. 9,891 19,378
*Daewon Media Co., Ltd. 622 4,896
Daewon Pharmaceutical Co.,
Ltd. 1,675 16,249
*Daewoo Engineering &
Construction Co., Ltd. 20,115 50,164
Daewoong Co., Ltd. 2,602 37,158
Daewoong Pharmaceutical
Co., Ltd., Class A 726 70,480
Daishin Securities Co., Ltd.,
Class A 5,493 69,286
Daol Investment & Securities
Co., Ltd., Class A 3,033 7,276

88
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Dawonsys Co., Ltd. 2,269 $ 13,823
DB Insurance Co., Ltd. 6,567 421,323
DB Securities Co., Ltd., Class
A 112 500
Dear U Co., Ltd. 849 28,399
*Dentis Co., Ltd. 8 37
Dentium Co., Ltd. 1,457 74,823
*Devsisters Co., Ltd. 306 8,524
*Dexter Studios Co., Ltd. 177 845
Digital Daesung Co., Ltd. 76 408
*DIO Corp. 1,491 20,422
*DK Tech Co., Ltd. 1,414 7,112
DL Holdings Co., Ltd. 549 12,552
DMS Co., Ltd. 92 410
DN Automotive Corp., Class A 2,604 37,736
DNF Co., Ltd. 251 1,992
Dohwa Engineering Co., Ltd. 764 3,510
Dong-A Socio Holdings Co.,
Ltd. 126 9,130
Dong-A ST Co., Ltd. 984 33,331
Dongbang Transport Logistics
Co., Ltd., Class A 2,166 3,619
Dongjin Semichem Co., Ltd. 9,448 193,745
Dongkoo Bio & Pharma Co.,
Ltd. 2,711 10,318
DongKook Pharmaceutical
Co., Ltd. 1,813 19,386
Dongkuk Holdings Co., Ltd. 4,097 20,752
*Dongkuk Structures &
Construction Co., Ltd. 72 118
Dongsuh Cos., Inc. 1,287 23,540
Dongsung Chemical Co., Ltd. 189 547
Dongsung Finetec Co., Ltd. 3,379 59,189
Dongwha Pharm Co., Ltd. 1,288 5,690
Dongwon F&B Co., Ltd. 585 15,165
Dongwon Systems Corp. 974 22,406
Dongwoon Anatech Co., Ltd.,
Class A 3,157 46,750
Doosan Bobcat, Inc. 6,761 233,056
Doosan Co., Ltd. 932 198,988
*Doosan Enerbility Co., Ltd. 20,332 414,078
*Doosan Fuel Cell Co., Ltd. 212 2,276
Doosan Tesna, Inc., Class A 953 16,962
Douzone Bizon Co., Ltd. 1,790 76,939
*Dream Security Co., Ltd. 3,684 9,071
Dreamtech Co., Ltd. 3,434 15,364
*DRTECH Corp. 235 313
*DSK Co., Ltd. 24 84
*Duk San Neolux Co., Ltd. 429 8,978
*Duksan Hi-Metal Co., Ltd. 1,545 4,429
*Duksan Techopia Co., Ltd. 150 2,348
Duksung Co., Ltd. 409 1,807
DY Corp. 1,433 3,992
DY POWER Corp. 892 7,310
*DYPNF Co., Ltd. 88 895
*<E Investment&Development
Co., Ltd. 380 70
Echo Marketing, Inc. 1,641 9,582
*Ecopro BM Co., Ltd. 872 62,264
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Ecopro Co., Ltd. 5,227 $ 187,532
Ecopro HN Co., Ltd. 1,496 29,520
E-MART, Inc. 2,065 133,212
*EMKOREA Co., Ltd. 64 96
*EMRO, Inc. 433 16,205
*Enchem Co., Ltd. 573 31,965
ENF Technology Co., Ltd. 4,079 71,164
Eo Technics Co., Ltd., Class A 299 24,252
*Eubiologics Co., Ltd. 3,268 30,094
Eugene Investment &
Securities Co., Ltd. 9,509 18,530
Eugene Technology Co., Ltd. 1,993 47,669
*EV Advanced Material Co.,
Ltd. 1,282 1,301
*E-World 629 626
*Exem Co., Ltd. 846 1,280
F&F Co., Ltd. 2,281 113,288
*Fine Semitech Corp. 193 2,399
*Firstec Co., Ltd. 399 1,006
Galaxia Moneytree Co., Ltd. 2,148 12,648
*GAMSUNG Corp. Co., Ltd. 10,730 27,363
*Gaon Cable Co., Ltd., Class A 866 36,736
*GC Cell Corp. 1,854 26,868
*GeneOne Life Science, Inc. 3,448 5,615
*Giantstep, Inc. 121 582
Global Standard Technology
Co., Ltd. 2,513 30,195
*Global Tax Free Co., Ltd. 247 971
GOLFZON Co., Ltd. 671 30,966
Grand Korea Leisure Co., Ltd. 4,983 42,591
Green Cross Corp. 282 24,639
Green Cross Holdings Corp. 2,134 21,017
GS Engineering &
Construction Corp. 11,334 145,512
*GS P&L Co., Ltd. 909 13,493
GS Retail Co., Ltd., Class A 3,832 39,897
HAESUNG DS Co., Ltd. 1,884 30,616
Han Kuk Carbon Co., Ltd. 1,296 17,769
Hana Financial Group, Inc.,
Class A 23,722 1,076,376
Hana Micron, Inc. 8,012 61,323
Hana Pharm Co., Ltd., Class A 24 195
*Hana Technology Co., Ltd. 66 927
Hana Tour Service, Inc. 1,174 42,864
*Hanall Biopharma Co., Ltd. 855 16,691
Hancom, Inc., Class A 967 14,524
Handok, Inc. 36 296
Handsome Co., Ltd., Class A 1,916 20,852
Hanjin Kal Corp. 543 30,368
Hanjin Transportation Co., Ltd. 573 7,723
Hankook Cosmetics
Manufacturing Co., Ltd. 204 7,979
Hankook Shell Oil Co., Ltd. 83 21,633
Hanmi Pharm Co., Ltd. 178 33,684
Hanmi Science Co., Ltd. 2,116 43,317
Hanmi Semiconductor Co.,
Ltd. 3,801 203,487
HanmiGlobal Co., Ltd. 774 8,745
Hannong Chemicals, Inc. 332 3,471

89
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Hanon Systems, Class A 20,555 $ 51,478
Hanshin Machinery Co. 660 1,414
Hansol Chemical Co., Ltd. 1,048 85,300
Hansol Holdings Co., Ltd. 116 202
*Hansol IONES Co., Ltd. 64 348
Hansol Paper Co., Ltd. 518 3,050
Hansol Technics Co., Ltd. 939 3,151
Hanssem Co., Ltd., Class A 581 17,350
*Hanwha Engine 2,098 40,218
*Hanwha Galleria Corp. 9,289 7,802
*Hanwha General Insurance
Co., Ltd. 7,543 21,650
*Hanwha Investment &
Securities Co., Ltd. 14,120 34,120
*Hanwha Life Insurance Co.,
Ltd. 23,644 44,078
*Hanwha Ocean Co., Ltd. 2,377 131,266
Hanwha Solutions Corp. 3,134 65,921
Hanwha Systems Co., Ltd. 7,543 206,948
*Hanwha Vision Co., Ltd. 3,074 130,183
Hanyang Securities Co., Ltd.,
Class A 577 5,427
HB SOLUTION Co., Ltd.,
Class A 767 1,314
HD Hyundai Co., Ltd. 4,470 247,477
HD Hyundai Construction
Equipment Co., Ltd. 2,475 117,874
HD Hyundai Electric Co., Ltd. 1,561 337,677
*HD Hyundai Energy Solutions
Co., Ltd. 923 18,570
HD Hyundai Heavy Industries
Co., Ltd. 411 116,231
HD Hyundai Infracore Co., Ltd. 14,209 82,265
HD HYUNDAI MIPO 1,214 142,366
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 1,280 244,924
HDC Holdings Co., Ltd. 4,631 62,680
HDC Hyundai Development
Co-Engineering & Construction 4,402 77,263
*HD-Hyundai Marine Engine 471 12,226
*HFR, Inc. 248 3,205
Hite Jinro Co., Ltd. 4,537 61,696
*HJ Shipbuilding &
Construction Co., Ltd. 128 707
HK inno.N Corp 1,478 41,902
HL Holdings Corp. 459 11,818
HL Mando Co., Ltd., Class A 5,196 136,160
*HLB Life Science Co., Ltd. 1,514 6,710
*HLB, Inc. 3,887 155,589
Home Center Holdings Co.,
Ltd. 1,068 623
*Homecast Co., Ltd. 52 93
*Hotel Shilla Co., Ltd., Class A 3,469 107,255
HPSP Co., Ltd. 3,310 52,275
HS Hyosung Advanced
Materials Corp. 338 42,277
*HS Hyosung Corp. 171 4,920
*Hugel, Inc., Class A 481 123,676
Humedix Co., Ltd., Class A 1,780 50,151
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Huons Co., Ltd. 692 $ 12,316
Huvitz Co., Ltd. 528 2,786
Hwa Shin Co., Ltd. 4,201 23,347
Hwaseung Enterprise Co.,
Ltd., Class A 57 311
HYBE Co., Ltd. 1,135 213,187
Hyosung Corp. 771 28,801
Hyosung Heavy Industries
Corp. 523 180,097
Hyosung TNC Corp. 605 101,082
Hyundai Autoever Corp. 1,102 95,509
Hyundai Bioland Co., Ltd. 40 121
Hyundai Department Store
Co., Ltd. 1,184 49,809
Hyundai Elevator Co., Ltd. 2,880 149,724
HYUNDAI EVERDIGM Corp. 1,174 7,078
Hyundai Ezwel Co., Ltd. 48 179
Hyundai Glovis Co., Ltd. 2,411 193,355
Hyundai Green Food 1,346 14,715
Hyundai Livart Furniture Co.,
Ltd. 1,596 8,162
*Hyundai Marine & Fire
Insurance Co., Ltd. 8,259 128,983
Hyundai Motor Co. 6,560 879,589
Hyundai Motor Securities Co.,
Ltd. 129 594
Hyundai Pharmaceutical Co.,
Ltd. 40 95
Hyundai Rotem Co., Ltd.,
Class A 11,693 922,937
Hyundai Steel Co. 3,600 62,047
Hyundai Wia Corp., Class A 1,347 40,557
HyVision System, Inc. 1,960 21,827
i3system, Inc., Class A 462 18,461
*iA, Inc., Class A 340 50
*ICD Co., Ltd. 52 150
iFamilySC Co., Ltd. 623 9,138
*Il Dong Pharmaceutical Co.,
Ltd. 239 1,989
Iljin Electric Co., Ltd. 2,019 35,792
Iljin Holdings Co., Ltd. 96 258
Iljin Power Co., Ltd. 710 4,585
Ilyang Pharmaceutical Co.,
Ltd. 32 277
iM Financial Group Co., Ltd. 20,013 144,730
iMarketKorea, Inc. 1,741 9,725
InBody Co., Ltd. 1,657 28,209
Incar Financial Service Co.,
Ltd. 3,020 17,591
Industrial Bank of Korea, Class
A 17,449 188,299
Innocean Worldwide, Inc. 3,927 50,334
InnoWireless Co., Ltd. 17 232
Innox Advanced Materials Co.,
Ltd., Class A 1,731 27,825
*Inscobee, Inc. 140 143
*Insun ENT Co., Ltd., Class A 161 580
*Insung Information Co., Ltd. 510 793
*Interflex Co., Ltd. 720 4,234

90
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
<Interojo Co., Ltd. 785 $ 2,413
iNtRON Biotechnology, Inc. 341 984
Inzi Controls Co., Ltd. 170 703
IS Dongseo Co., Ltd. 3,641 46,438
ISC Co., Ltd. 1,264 44,060
i-SENS, Inc. 551 6,353
IsuPetasys Co., Ltd., Class R 4,908 109,968
*ITM Semiconductor Co., Ltd. 12 102
*Jahwa Electronics Co., Ltd. 2,616 21,900
JASTECH, Ltd. 520 1,599
JB Financial Group Co., Ltd. 10,210 122,606
*Jeil Pharmaceutical Co., Ltd. 8 70
*Jeju Semiconductor Corp. 1,565 13,938
Jinsung T.E.C. 1,023 6,484
JNK Global Co., Ltd. 587 1,747
*JNTC Co., Ltd. 1,515 14,601
*JoyCity Corp. 426 491
Jusung Engineering Co., Ltd. 3,470 82,020
JVM Co., Ltd. 1,355 22,115
JW Holdings Corp. 184 397
JW Life Science Corp. 40 323
JW Pharmaceutical Corp. 1,238 19,465
JYP Entertainment Corp. 4,256 207,186
Kakao Corp. 6,418 172,697
*Kakao Games Corp. 5,410 54,043
KakaoBank Corp. 5,020 78,752
*Kakaopay Corp. 1,218 27,119
KB Financial Group, Inc.,
Class A 11,733 744,507
KB Financial Group, Inc.,
Class A, Sponsored ADR 4,208 265,020
KC Tech Co., Ltd. 310 5,692
KCTC 4,395 11,826
KEPCO Engineering &
Construction Co., Inc. 821 39,274
KEPCO Plant Service &
Engineering Co., Ltd. 4,820 149,534
*KEYEAST Co., Ltd. 28 87
KG Chemical Corp. 5,310 14,830
KG DONGBUSTEEL 5,977 24,976
KG Eco Solution Co., Ltd. 2,813 10,884
*KG Mobility Co. 3,904 8,953
KGMobilians Co., Ltd. 286 850
*<Kib Plug Energy, Class A 17,934 4,870
*KidariStudio, Inc. 319 779
KINX, Inc. 568 31,487
KISWIRE, Ltd. 1,554 18,869
KIWOOM Securities Co., Ltd. 1,785 172,033
*KMW Co., Ltd. 99 601
Koh Young Technology, Inc. 2,508 24,348
Kolmar BNH Co., Ltd. 298 2,828
Kolmar Korea Co., Ltd. 2,148 114,691
Kolon Corp. 1,242 20,401
Kolon Enp, Inc. 764 3,359
Kolon Industries, Inc. 1,018 21,592
KoMiCo, Ltd., Class A 862 35,596
*Korea Circuit Co., Ltd. 3,312 23,602
Korea Electric Terminal Co.,
Ltd. 926 42,017
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Korea Electronic Power
Industrial Development Co.,
Ltd. 1,335 $ 11,852
Korea Fuel-Tech Corp. 3,995 13,125
Korea Gas Corp. 3,665 100,165
*Korea Information &
Communications Co., Ltd. 1,701 9,286
Korea Information Certificate
Authority, Inc. 448 1,380
Korea Investment Holdings
Co., Ltd. 7,125 416,022
Korea Petrochemical Ind Co.,
Ltd. 297 17,509
Korea Petroleum Industries
Co. 636 5,772
Korea Pharma Co., Ltd. 44 439
Korea United Pharm, Inc. 284 3,902
Korea Zinc Co., Ltd. 262 147,081
Korean Reinsurance Co. 20,274 115,525
*KOSES Co., Ltd. 367 1,874
*Krafton, Inc. 2,236 584,364
*KT Genie Music Corp. 318 470
KT Nasmedia Co., Ltd. 420 4,302
KT Skylife Co., Ltd. 104 324
KTCS Corp. 6,691 13,015
Kukdong Oil & Chemicals Co.,
Ltd. 1,509 3,657
Kumho Petrochemical Co., Ltd. 731 61,092
*Kumho Tire Co., Inc. 8,298 28,137
Kumkang Kind Co., Ltd. 2,017 6,740
Kwang Dong Pharmaceutical
Co., Ltd., Class A 4,798 18,497
*Kwang Myung Electric Co.,
Ltd. 832 834
Kyeryong Construction
Industrial Co., Ltd., Class A 24 431
Kyobo Securities Co., Ltd. 2,942 13,660
<Kyongbo Pharmaceutical
Co., Ltd. 296 1,174
Kyung Dong Navien Co., Ltd. 1,150 58,653
Kyung-In Synthetic Corp. 152 339
L&C Bio Co., Ltd. 85 1,327
*L&F Co., Ltd. 686 31,272
Lake Materials Co., Ltd. 5,887 52,968
Lee Ku Industrial Co., Ltd. 1,429 4,252
LEENO Industrial, Inc., Class
H 5,565 141,327
LG Chem, Ltd. 2,725 414,070
LG Corp. 3,049 142,852
LG Electronics, Inc. 13,320 669,045
*LG Energy Solution, Ltd. 699 159,568
LG H&H Co., Ltd. 1,137 269,952
*LG HelloVision Co., Ltd. 1,930 3,571
LG Innotek Co., Ltd. 1,366 134,150
*LigaChem Biosciences, Inc. 1,114 82,286
Lotte Chemical Corp. 1,422 60,321
Lotte Chilsung Beverage Co.,
Ltd. 654 50,470
Lotte Innovate Co., Ltd. 250 3,305

91
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Lotte Non-Life Insurance Co.,
Ltd. 2,133 $ 2,587
Lotte Rental Co., Ltd. 2,872 59,400
Lotte Shopping Co., Ltd. 1,189 56,711
Lotte Wellfood Co., Ltd. 166 13,838
LS Corp. 2,909 268,082
LS Eco Energy, Ltd. 1,307 29,422
LS Electric Co., Ltd. 1,920 274,865
*LVMC Holdings 3,430 4,213
LX Hausys, Ltd. 279 5,672
LX Semicon Co., Ltd. 1,658 63,217
M.I.Tech Co., Ltd. 140 793
Macquarie Korea Infrastructure
Fund 37,969 306,103
Macrogen, Inc. 206 2,327
Maeil Dairies Co., Ltd. 16 415
*Manyo Co., Ltd. 728 9,418
Mcnex Co., Ltd. 1,457 24,548
*MDS Tech, Inc. 2,454 1,963
Medytox, Inc. 164 20,155
*Meerecompany, Inc. 460 5,825
MegaStudyEdu Co., Ltd. 745 25,261
Meritz Financial Group, Inc. 8,550 746,433
META BIOMED Co., Ltd. 2,170 7,022
*MiCo, Ltd. 3,049 22,264
*Micro Digital Co., Ltd. 964 6,422
*Mirae Asset Life Insurance
Co., Ltd. 7,828 30,012
Mirae Asset Securities Co.,
Ltd. 25,430 211,991
Misto Holdings Corp. 4,975 129,668
Miwon Commercial Co., Ltd. 165 22,251
Miwon Specialty Chemical
Co., Ltd. 126 14,076
*Mobase Electronics Co., Ltd. 2,013 2,124
Modetour Network, Inc. 89 701
*MONAYONGPYONG 2,061 6,423
*MS Autotech Co., Ltd. 4,879 7,997
Multicampus Co., Ltd. 12 275
Namhae Chemical Corp. 1,829 8,775
Namuga Co., Ltd. 836 7,563
Namyang Dairy Products Co.,
Ltd. 200 10,707
*Nature & Environment Co.,
Ltd. 128 68
Nature Holdings Co., Ltd.
(The) 252 1,783
NAVER Corp. 2,246 316,794
NCSoft Corp. 475 48,887
Neosem, Inc. 915 6,437
*Neowiz 2,111 34,676
*Neptune Co. 281 1,455
ΩNetmarble Corp. 3,302 103,834
New Power Plasma Co., Ltd. 92 299
*Newflex Technology Co., Ltd. 2,955 9,417
Nexen Corp. 52 172
*Nexon Games Co., Ltd. 1,644 14,908
NEXTIN, Inc. 718 27,073
Shares Value†
KOREA, REPUBLIC OF — (Continued)
NH Investment & Securities
Co., Ltd. 16,205 $ 174,989
NHN KCP Corp. 673 3,664
NICE Holdings Co., Ltd. 4,299 34,053
Nice Information &
Telecommunication, Inc. 24 314
NICE Information Service Co.,
Ltd. 6,057 55,180
NICE Infra Co., Ltd. 878 3,156
Nong Shim Holdings Co., Ltd.,
Class H 8 378
NongShim Co., Ltd., Class A 240 68,041
NOROO Paint & Coatings Co.,
Ltd., Class A 1,337 7,807
NOVAREX Co., Ltd. 423 3,035
OCI Holdings Co., Ltd. 1,943 88,436
ONEJOON Co., Ltd. 1,612 10,251
*OptoElectronics Solutions
Co., Ltd. 12 77
Oriental Precision &
Engineering Co., Ltd. 2,101 8,144
Orion Corp. 3,782 327,782
Otoki Corp. 224 63,111
*Paik Kwang Industrial Co.,
Ltd. 653 2,995
Pan Ocean Co., Ltd. 10,601 24,871
Paradise Co., Ltd. 1,865 16,203
Park Systems Corp. 496 70,832
Partron Co., Ltd. 6,981 33,788
*Pearl Abyss Corp. 1,102 27,482
People & Technology, Inc.,
Class A 2,595 74,117
*Peptron, Inc. 736 84,551
PharmaResearch Co., Ltd.,
Class H 553 146,468
*PharmGen Science, Inc.,
Class A 660 1,862
Pharmicell Co., Ltd. 890 6,605
Philenergy Co., Ltd. 39 400
*Philoptics Co., Ltd. 579 12,423
PI Advanced Materials Co.,
Ltd. 2,210 25,419
POND GROUP Co., Ltd.,
Class A 483 2,039
Posco DX Co., Ltd. 6,045 104,400
*POSCO Future M Co., Ltd. 230 20,209
Posco M-Tech Co., Ltd. 707 6,018
POSCO Steeleon Co., Ltd. 287 7,632
*Power Logics Co., Ltd. 2,314 7,561
Protec Co., Ltd. 98 1,651
PSK Holdings, Inc. 90 2,178
PSK, Inc. 3,239 40,559
Pulmuone Co., Ltd. 1,059 10,929
*Rainbow Robotics 377 71,740
*RaonSecure Co., Ltd. 44 60
*Reyon Pharmaceutical Co.,
Ltd. 16 128
RFHIC Corp. 587 6,392
*RFTech Co., Ltd. 1,464 3,836

92
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Robostar Co., Ltd., Class A 152 $ 2,625
*Robotis Co., Ltd., Class A 4 96
Rsupport Co., Ltd. 52 130
S&S Tech Corp. 1,676 40,677
S-1 Corp. 2,792 124,722
Sam Chun Dang Pharm Co.,
Ltd. 397 39,295
Sam-A Aluminum Co., Ltd. 24 425
Samchully Co., Ltd. 127 8,193
SAMHWA Paints Industrial
Co., Ltd. 2,019 8,536
*Samil Pharmaceutical Co.,
Ltd. 538 4,954
Samjin Pharmaceutical Co.,
Ltd. 87 1,091
*Samkee Energy Solutions
Co., Ltd. 24 28
Ω*Samsung Biologics Co., Ltd. 567 419,616
Samsung E&A Co., Ltd. 23,493 317,978
Samsung Electro-Mechanics
Co., Ltd. 1,895 156,906
Samsung Electronics Co., Ltd. 69,246 2,703,590
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 3,227 3,117,282
Samsung Fire & Marine
Insurance Co., Ltd. 3,878 1,021,675
*Samsung Heavy Industries
Co., Ltd. 21,720 222,624
Samsung Life Insurance Co.,
Ltd. 3,604 218,547
*Samsung Pharmaceutical
Co., Ltd. 3,277 3,456
Samsung SDI Co., Ltd. 2,401 297,275
Samsung SDS Co., Ltd. 3,201 289,137
Samsung Securities Co., Ltd. 10,840 398,064
SAMT Co., Ltd. 6,229 11,875
Samwha Capacitor Co., Ltd. 775 13,521
Samyang Foods Co., Ltd. 403 274,998
Samyoung Co., Ltd. 3,185 9,052
*Sangbo Corp. 1,322 1,015
Sangsin Energy Display
Precision Co., Ltd., Class A 689 3,708
Satrec Initiative Co., Ltd. 70 2,218
SD Biosensor, Inc. 5,405 35,742
SeAH Besteel Holdings Corp. 975 12,250
SeAH Steel Corp. 226 28,141
SeAH Steel Holdings Corp.,
Class A 288 45,889
Seegene, Inc. 2,555 47,272
Segyung Hitech Co., Ltd. 1,078 5,346
Sejin Heavy Industries Co.,
Ltd. 1,558 9,514
Sekonix Co., Ltd. 1,042 3,914
Seobu T&D 1,282 5,204
*Seoul Auction Co., Ltd. 203 1,265
*Seoul Semiconductor Co.,
Ltd. 4,232 19,828
Seoyon Co., Ltd. 1,325 6,926
Seoyon E-Hwa Co., Ltd. 2,136 17,731
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*<Sewon E&C Co., Ltd., Class
A 13,994 $ 345
SFA Engineering Corp. 1,803 25,812
*SFA Semicon Co., Ltd., Class
A 1,834 3,864
SGC Energy Co., Ltd. 256 4,187
Shin Heung Energy &
Electronics Co., Ltd. 835 2,488
Shinhan Financial Group Co.,
Ltd. 19,361 700,074
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 2,715 97,686
Shinil Electronics Co., Ltd. 1,296 1,409
Shinsegae International, Inc. 3,978 27,593
Shinsegae, Inc., Class A 933 103,769
Shinsung Delta Tech Co., Ltd. 1,373 57,277
*Shinsung E&G Co., Ltd.,
Class A 5,444 5,228
Shinwon Corp. 15,222 18,365
SHOWBOX Corp. 9,904 22,574
*Silicon2 Co., Ltd. 5,590 140,586
SJG Sejong 2,194 6,498
*SK Biopharmaceuticals Co.,
Ltd. 4,136 309,873
*SK Bioscience Co., Ltd. 1,561 43,486
SK D&D Co., Ltd. 928 5,804
SK Discovery Co., Ltd. 1,406 41,146
*SK Eternix Co., Ltd. 495 5,913
SK Gas, Ltd. 322 54,252
Ω*SK IE Technology Co., Ltd. 1,030 16,267
*SK oceanplant Co., Ltd. 1,351 14,256
SK Securities Co., Ltd. 8,890 3,021
SK Telecom Co., Ltd. 415 15,853
SK Telecom Co., Ltd., ADR 3,021 65,223
*SKC Co., Ltd. 636 45,681
SL Corp. 1,707 39,448
SM Entertainment Co., Ltd. 1,806 157,414
*SMCore, Inc. 28 89
*SMEC Co., Ltd. 2,993 5,695
S-Oil Corp. 3,978 145,520
Solid, Inc. 7,818 39,214
*SOLUM Co., Ltd. 6,569 75,926
Songwon Industrial Co., Ltd. 483 3,884
SOOP Co., Ltd. 1,358 78,432
Soulbrain Co., Ltd., Class A 697 85,317
SPC Samlip Co., Ltd. 90 4,014
SPG Co., Ltd. 305 5,364
ST Pharm Co., Ltd. 200 11,115
Straffic Co., Ltd. 36 100
*Studio Dragon Corp. 2,234 80,465
Suheung Co., Ltd., Class A 8 80
Sung Kwang Bend Co., Ltd. 1,648 31,592
*Sungchang Enterprise
Holdings, Ltd., Class A 300 283
Sungwoo Hitech Co., Ltd.,
Class A 5,152 20,188
*SY Co., Ltd. 997 2,613
*Synergy Innovation Co., Ltd. 326 657
*Synopex, Inc. 3,957 17,649

93
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
KOREA, REPUBLIC OF — (Continued)
Systems Technology, Inc. 1,152 $ 16,103
T&L Co., Ltd. 376 19,018
Tae Kyung Industrial Co., Ltd. 1,432 4,956
*Taewoong Co., Ltd. 329 3,481
*Taihan Electric Wire Co., Ltd.,
Class A 3,280 26,835
TCC Steel 993 13,943
TechWing, Inc. 4,977 118,692
Telechips, Inc. 390 3,712
TES Co., Ltd. 698 9,894
*TK Chemical Corp. 8,356 9,023
TK Corp., Class A 1,789 26,492
TLB Co., Ltd. 420 5,055
Tokai Carbon Korea Co., Ltd.,
Class A 834 50,281
*Tongyang Life Insurance Co.,
Ltd., Class A 4,755 20,438
Tonymoly Co., Ltd. 1,172 7,437
Toptec Co., Ltd., Class A 438 1,273
Tovis Co., Ltd. 1,853 20,531
TSE Co., Ltd. 106 3,057
*Tuksu Construction Co., Ltd. 276 1,590
TYM Corp. 7,979 25,147
UBCare Co., Ltd. 44 117
*Uni-Chem Co., Ltd. 1,414 1,628
Unid Co., Ltd., Class A 334 20,630
Union Semiconductor
Equipment & Materials Co.,
Ltd. 1,862 7,755
Uniquest Corp. 523 2,116
*Unison Co., Ltd., Class A 2,156 1,816
Unitrontech Co., Ltd. 837 3,450
Value Added Technology Co.,
Ltd. 911 13,010
VICTEK Co., Ltd., Class A 274 785
*<Vidente Co., Ltd. 34,567 15,150
VIOL Co., Ltd. 4,112 24,299
Vitzro Tech Co., Ltd. 1,020 5,590
Vitzrocell Co., Ltd. 1,791 30,049
*VM, Inc. 222 1,812
*VT Co., Ltd. 2,050 55,234
Webcash Corp. 32 278
*<Wellbiotec Co., Ltd. 1,035 148
*Wemade Co., Ltd., Class A 1,029 20,739
WiSoL Co., Ltd. 68 327
Won Tech Co., Ltd. 8,574 49,641
WONIK IPS Co., Ltd. 1,226 19,578
Wonik Materials Co., Ltd. 781 11,098
Wonik QnC Corp. 2,243 26,824
Woojin, Inc. 922 5,208
Woongjin Thinkbig Co., Ltd. 1,832 2,186
*Wooree Bio Co., Ltd. 7,128 11,408
Woori Financial Group, Inc. 56,893 708,811
Woori Financial Group, Inc.,
Class A, ADR 4,147 153,729
*Woori Technology, Inc. 2,783 3,935
Woory Industrial Co., Ltd. 20 133
Wooshin Systems Co., Ltd. 339 1,481
Shares Value†
KOREA, REPUBLIC OF — (Continued)
*Woosu AMS Co., Ltd., Class
A 270 $ 586
Worldex Industry & Trading
Co., Ltd. 3,416 41,958
*Wysiwyg Studios Co., Ltd.,
Class A 615 550
Xexymix Corp., Class A 2,729 11,692
Y G-1 Co., Ltd. 382 1,569
*YC Corp. 304 2,100
YG Entertainment, Inc. 1,673 78,972
*YG PLUS, Class A 1,592 6,104
*YMT Co., Ltd., Class A 20 127
Youlchon Chemical Co., Ltd. 186 3,651
Youngone Corp. 7 233
Youngone Holdings Co., Ltd.,
Class A 562 37,717
Yuanta Securities Korea Co.,
Ltd. 6,005 12,483
Yuhan Corp. 2,054 164,436
Zeus Co., Ltd., Class A 2,274 20,636
*Zinus, Inc. 603 7,411
TOTAL KOREA, REPUBLIC
OF 41,707,748
KUWAIT — (0.8%)
Agility Public Warehousing Co.
KSC 121,662 104,429
*Al Ahli Bank of Kuwait KSCP 36,375 35,971
Ali Alghanim Sons Automotive
Co. KSCC 16,298 55,586
*Arabi Group Holding KSC 15,895 19,973
Boubyan Bank KSCP 26,191 58,041
Burgan Bank SAK 99,268 72,896
Combined Group Contracting
Co. SAK 7,914 16,763
Gulf Bank KSCP 233,003 255,513
Gulf Cables & Electrical
Industries Group Co. KSCP,
Class R 10,600 77,839
Heavy Engineering & Ship
Building Co. KSCP, Class A 18,325 55,561
Humansoft Holding Co. KSC,
Class A 9,568 74,102
*IFA Hotels & Resorts-KPSC 1,570 7,348
Integrated Holding Co. KCSC 31,640 58,860
Kuwait Finance House KSCP 423,452 999,203
Kuwait Real Estate Co. KSC 63,800 78,293
Kuwait Telecommunications
Co., Class A 30,534 54,013
Mezzan Holding Co. KSCC,
Class A 12,639 39,394
National Bank of Kuwait SAKP,
Class K 218,646 679,344
*Salhia Real Estate Co. KSCP 42,873 62,966
*Warba Bank KSCP 325,201 235,622
TOTAL KUWAIT 3,041,717
MALAYSIA — (1.1%)
Aeon Co. M BHD 36,600 12,468
#*AFFIN Bank BHD 53,225 32,687

94
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
MALAYSIA — (Continued)
Ajinomoto Malaysia BHD 100 $ 331
AMMB Holdings BHD 112,700 134,770
Ancom Nylex BHD 123,476 27,757
*Astro Malaysia Holdings BHD 4,200 171
Aumas Resources BHD 96,300 16,515
#Bank Islam Malaysia BHD 42,200 23,961
#*Berjaya Corp. BHD 287,812 19,677
#Bermaz Auto BHD 165,600 40,297
Carlsberg Brewery Malaysia
BHD 11,200 49,005
*Chin Hin Group BHD 22,400 10,642
CIMB Group Holdings BHD 160,200 264,339
Coastal Contracts BHD 200 64
#CTOS Digital BHD, Class A 215,500 49,443
#D&O Green Technologies
BHD 21,800 6,568
Dayang Enterprise Holdings
BHD 115,000 45,840
Dialog Group BHD 304,800 103,130
DRB-Hicom BHD 1,800 348
Duopharma Biotech BHD 1,722 483
#Eastern & Oriental BHD,
Class A 91,700 16,789
Eco World Development
Group BHD 87,900 38,297
EG Industries BHD 38,400 9,166
#*Ekovest BHD 158,000 11,351
#Formosa Prosonic Industries
BHD 600 313
Fraser & Neave Holdings
BHD, Class R 9,200 57,567
Frontken Corp. BHD 94,100 76,327
#Gamuda BHD, Class A 250,318 245,967
Gas Malaysia BHD 31,300 30,684
#Genting Malaysia BHD 196,300 77,792
#*Globetronics Technology
BHD 18,000 1,981
*Greatech Technology BHD 86,400 29,034
Guan Chong BHD, Class A 26,600 20,836
Heineken Malaysia BHD 15,800 96,521
#Hextar Global BHD 11,700 2,467
Hong Leong Financial Group
BHD 6,900 27,472
#IHH Healthcare BHD 46,900 75,214
#IJM Corp. BHD, Class A 112,500 59,183
Inari Amertron BHD 37,500 16,686
IOI Properties Group BHD 66,500 28,203
Kelington Group BHD 71,100 55,529
Kerjaya Prospek Group BHD 23,000 10,661
*KNM Group BHD 16,500 153
KPJ Healthcare BHD 81,900 54,663
LBS Bina Group BHD 2,100 243
#LPI Capital BHD 29,500 97,900
#Magnum BHD 91,300 26,237
Mah Sing Group BHD 149,300 40,482
Malayan Banking BHD 112,700 260,921
Malaysian Resources Corp.
BHD, Class F 243,500 25,958
Shares Value†
MALAYSIA — (Continued)
#Matrix Concepts Holdings
BHD 59,700 $ 19,646
MBSB BHD, Class F 129,200 21,408
Mi Technovation BHD 800 345
#MNRB Holdings BHD 38,900 18,301
Ω#MR DIY Group M BHD 97,800 38,077
My EG Services BHD 785,335 162,891
Padini Holdings BHD 50,700 24,557
Pecca Group BHD 20,000 6,814
#Perak Transit BHD 1,350 224
Petron Malaysia Refining &
Marketing BHD 300 229
#Petronas Dagangan BHD 20,500 93,782
Public Bank BHD 409,700 424,417
RHB Bank BHD, Class A 88,791 136,839
Sam Engineering & Equipment
M BHD 12,150 9,348
Scientex BHD 63,800 51,750
#Sime Darby BHD 345,200 166,400
Sime Darby Property BHD 143,000 41,094
SP Setia BHD Group 161,600 41,196
#Sports Toto BHD, Class A 144,888 46,337
Sunway BHD, Class A 68,000 71,703
#Sunway Construction Group
BHD, Class A 48,500 50,017
#*Syarikat Takaful Malaysia
Keluarga BHD 42,100 34,734
#Telekom Malaysia BHD 29,300 46,174
TIME dotCom BHD 58,200 69,462
#*Tropicana Corp. BHD, Class
A 96,400 26,362
#Uchi Technologies BHD 27,500 19,629
UEM Sunrise BHD 102,500 17,103
#Velesto Energy BHD 464,400 16,682
VS Industry BHD 166,000 30,199
*WCT Holdings BHD 4,800 734
#Wellcall Holdings BHD 1,600 552
Westports Holdings BHD,
Class F 37,700 37,132
#*Yinson Holdings BHD, Class
A 205,534 89,073
YTL Corp. BHD, Class A 119,200 53,039
#YTL Power International
BHD, Class A 33,400 26,472
TOTAL MALAYSIA 4,225,815
MEXICO — (2.0%)
#Alpek SAB de CV 42,138 21,527
#Alsea SAB de CV 35,900 81,355
America Movil SAB de CV,
Class B 237,818 205,562
America Movil SAB de CV,
Class B, ADR 26,783 461,739
Arca Continental SAB de CV 17,200 181,331
*Axtel SAB de CV 4,000 408
ΩBanco del Bajio SA 64,851 155,576
#Becle SAB de CV, Class A 20,299 23,571
Bolsa Mexicana de Valores
SAB de CV 48,300 101,535

95
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
MEXICO — (Continued)
Coca-Cola Femsa SAB de CV,
Sponsored ADR 1,939 $ 182,518
*Consorcio ARA SAB de CV 13,100 2,208
#Corp Inmobiliaria Vesta SAB
de CV 44,011 120,196
#Corp Inmobiliaria Vesta SAB
de CV, ADR 170 4,661
Corporativo Fragua SAB de
CV, Class H 1,287 32,925
El Puerto de Liverpool SAB de
CV, Class C1 15,565 71,579
Fomento Economico Mexicano
SAB de CV 3,272 34,495
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,642 278,229
Genomma Lab Internacional
SAB de CV, Class B 107,700 126,819
Gentera SAB de CV 111,019 194,191
Gruma SAB de CV, Class B 11,506 220,280
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 28,382 313,964
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B, Sponsored ADR 1,598 142,174
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 110 2,237
Grupo Aeroportuario del
Pacifico SAB de CV, Class B,
Sponsored ADR 2,373 487,675
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 1,186 375,417
#Grupo Bimbo SAB de CV,
Class A 21,578 65,732
Grupo Carso SAB de CV,
Class A1 6,775 47,188
#Grupo Comercial Chedraui
SA de CV, Class B 35,400 229,363
Grupo Financiero Banorte SAB
de CV, Class O 85,009 731,838
*Grupo Financiero Inbursa
SAB de CV, Class O 61,757 159,038
Grupo Herdez SAB de CV,
Class B 13,054 37,258
Grupo Mexico SAB de CV,
Class B 103,241 537,433
*Grupo Pochteca SAB de CV 200 61
#Grupo Rotoplas SAB de CV 10,120 6,261
#Grupo Televisa SAB 121,255 44,228
*Industrias Penoles SAB de
CV 12,703 253,794
La Comer SAB de CV 26,901 50,889
Medica Sur SAB de CV, Class
B 200 361
Megacable Holdings SAB de
CV 60,153 147,471
#*Ollamani SAB, Class A 4,859 11,883
Shares Value†
MEXICO — (Continued)
#Operadora De Sites
Mexicanos SAB de CV, Class
A 15,529 $ 12,796
*Organizacion Soriana SAB de
CV, Class B 500 664
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 15,505 173,719
Qualitas Controladora SAB de
CV, Class F 15,332 169,259
#Regional SAB de CV 22,252 156,099
Wal-Mart de Mexico SAB de
CV, Class A 191,510 608,038
TOTAL MEXICO 7,265,545
PERU — (0.1%)
Credicorp, Ltd. 1,793 362,527
Intercorp Financial Services,
Inc. 1,420 48,095
TOTAL PERU 410,622
PHILIPPINES — (0.3%)
*8990 Holdings, Inc. 1,300 205
ACEN Corp. 621,000 29,685
Asia United Bank Corp. 9,470 11,537
Ayala Corp. 1,030 11,055
Ayala Land, Inc. 92,500 41,485
*AyalaLand Logistics Holdings
Corp. 4,000 105
Bank of the Philippine Islands,
Class A 41,816 104,811
BDO Unibank, Inc., Class A 40,240 115,558
Century Pacific Food, Inc. 45,500 31,078
*China Banking Corp., Class A 37,470 61,047
Converge Information and
Communications Technology
Solutions, Inc. 238,600 81,420
D&L Industries, Inc. 88,100 8,991
DigiPlus Interactive Corp.,
Class A 95,900 68,678
DM Wenceslao and
Associates, Inc. 1,300 116
DoubleDragon Corp. 2,700 471
Emperador, Inc. 47,700 11,153
Ginebra San Miguel, Inc.,
Class A 2,900 14,849
*Global Ferronickel Holdings,
Inc. 6,000 119
GT Capital Holdings, Inc. 6,370 55,837
International Container
Terminal Services, Inc. 33,990 207,025
LT Group, Inc. 184,100 39,157
Manila Electric Co. 3,380 34,493
Manila Water Co., Inc. 90,200 55,068
Metropolitan Bank & Trust Co. 39,400 54,245
ΩMonde Nissin Corp. 45,800 6,380
Nickel Asia Corp. 182,000 8,309
Petron Corp. 15,000 631
Philippine National Bank 22,300 19,164
Philippine Seven Corp. 22,670 21,511

96
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
PHILIPPINES — (Continued)
*Philippine Stock Exchange,
Inc. (The) 60 $ 203
Puregold Price Club, Inc. 109,200 62,464
Rizal Commercial Banking
Corp., Class A 2,400 1,126
Robinsons Retail Holdings,
Inc., Class F 1,600 1,124
Security Bank Corp. 3,990 4,747
*Shell Pilipinas Corp., Class A 2,500 233
SM Investments Corp. 1,360 21,183
*Synergy Grid & Development
Phils, Inc. 85,000 17,501
Vista Land & Lifescapes, Inc.,
Class A 17,000 508
TOTAL PHILIPPINES 1,203,272
POLAND — (1.3%)
AB SA 591 16,021
Alior Bank SA 10,872 295,443
Ω*Allegro.eu SA 13,308 116,591
Amica SA 20 330
Apator SA, Class A 72 354
Arctic Paper SA 776 3,155
ASBISc Enterprises PLC 4,107 28,379
Asseco Poland SA 9,434 390,127
Asseco South Eastern Europe
SA, Class F 2,358 37,726
Auto Partner SA, Class A 2,207 11,684
Bank Handlowy w Warszawie
SA 3,353 104,795
*Bank Millennium SA, Class A 24,276 94,131
*Bank Ochrony Srodowiska SA 64 190
Bank Polska Kasa Opieki SA 6,925 346,646
Benefit Systems SA, Class A 193 167,215
BNPP Bank Polska SA 1,391 39,001
Boryszew SA 416 672
#Budimex SA, Class F 789 132,776
*CCC SA, Class A 4,188 242,084
CD Projekt SA 2,338 144,715
Celon Pharma SA 76 520
Cyber Folks SA 827 34,067
#*Cyfrowy Polsat SA 20,329 99,897
Develia SA 42,401 84,065
Ω*Dino Polska SA 1,827 256,762
Dom Development SA, Class
R 792 46,202
*Fabryki Mebli Forte SA 92 638
Ferro SA, Class A 68 629
Grupa Kety SA 1,076 247,074
Grupa Pracuj SA 2,353 37,896
*ING Bank Slaski SA, Class A 1,855 161,457
Inter Cars SA 513 77,713
KGHM Polska Miedz SA,
Class A 4,557 144,787
LPP SA 66 270,125
#*Lubawa SA 4,560 12,076
*mBank SA 473 103,457
Mirbud SA 7,020 26,418
Neuca SA 186 35,196
Shares Value†
POLAND — (Continued)
NEWAG SA, Class A 96 $ 1,684
Orange Polska SA 36,245 93,418
Pepco Group NV 16,298 76,754
PlayWay SA 4 323
*Polimex-Mostostal SA 3,038 3,165
Powszechny Zaklad
Ubezpieczen SA 20,870 326,359
Santander Bank Polska SA 1,126 172,729
*Selvita SA 8 70
Synektik SA 681 40,976
*Tauron Polska Energia SA 57,446 90,229
*TEN Square Games SA 711 18,008
Text SA 1,621 23,264
Unimot SA, Class F 371 15,539
Voxel SA 288 11,037
VRG SA 440 433
Wirtualna Polska Holding SA 1,668 39,764
ΩXTB SA, Class A 8,451 184,171
TOTAL POLAND 4,908,937
QATAR — (0.8%)
Aamal Co., Class F 231,249 52,715
Al Meera Consumer Goods
Co. QSC 8,225 32,891
Al Rayan Bank 202,744 124,286
Barwa Real Estate Co. 154,436 118,764
Commercial Bank PSQC (The) 220,092 259,927
Doha Bank QPSC 263,349 170,551
*Estithmar Holding QPSC,
Class A 67,133 50,686
Gulf International Services
QSC 78,239 66,248
Gulf Warehousing Co., Class A 18,051 14,625
Mannai Corp. QSC 21,081 20,711
*Mazaya Real Estate
Development QPSC 198,020 32,578
Medicare Group 19,895 24,971
Mesaieed Petrochemical
Holding Co., Class A 127,866 49,517
Ooredoo QPSC, Class A 10,812 38,485
Qatar Aluminum Manufacturing
Co. 168,405 59,342
Qatar Fuel QSC 31,349 129,150
Qatar Industrial Manufacturing
Co. QSC 17,869 12,353
Qatar Insurance Co. SAQ 117,384 62,835
Qatar International Islamic
Bank QSC 62,257 181,248
Qatar Islamic Bank QPSC 26,207 151,944
Qatar Islamic Insurance Group 14,789 33,949
Qatar National Bank QPSC,
Class A 192,388 882,417
United Development Co. QSC 151,083 42,781
Vodafone Qatar QSC 167,453 108,539
Zad Holding Co. 12,742 49,869
TOTAL QATAR 2,771,382
SAUDI ARABIA — (3.4%)
*Advanced Petrochemical Co. 5,206 41,846

97
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
SAUDI ARABIA — (Continued)
Al Babtain Power &
Telecommunication Co. 2,868 $ 36,319
Al Hammadi Holding 7,058 75,550
*Al Hassan Ghazi Ibrahim
Shaker Co. 978 8,005
*Al Khaleej Training and
Education Co. 3,342 24,903
Al Masane Al Kobra Mining
Co. 3,858 62,228
Al Rajhi Bank 62,733 1,628,994
*Al Rajhi Co. for Co-operative
Insurance 2,771 96,777
Alamar Foods 422 7,594
Alaseel Co. 240 257
Al-Dawaa Medical Services
Co. 3,055 68,823
Aldrees Petroleum and
Transport Services Co. 5,964 219,105
Alinma Bank 30,212 233,583
AlJazira Takaful Ta'awuni Co. 4,364 16,288
*AlKhorayef Water & Power
Technologies Co. 2,141 92,469
*Allianz Saudi Fransi
Cooperative Insurance Co. 5,005 22,844
Almunajem Foods Co. 1,727 37,985
*Alujain Corp. 5,106 51,184
Arab National Bank 34,713 198,973
*Arabian Contracting Services
Co. 3,189 112,056
Arabian Drilling Co. 1,057 24,347
Arabian Internet &
Communications Services Co. 3,453 263,654
*Arabian Shield Cooperative
Insurance Co. 2,430 11,428
Arriyadh Development Co. 7,508 68,657
*ARTEX Industrial Investment
Co. 60 213
Astra Industrial Group Co. 2,109 83,890
Ataa Educational Co. 1,493 26,430
Bank AlBilad 30,598 235,752
*Bank Al-Jazira 58,420 210,262
Banque Saudi Fransi 67,794 332,201
*Basic Chemical Industries,
Ltd. 40 301
Bawan Co., Class H 1,828 26,853
BinDawood Holding Co. 34,347 57,689
Bupa Arabia for Cooperative
Insurance Co. 9,111 408,075
Catrion Catering Holding Co. 3,828 120,221
Co. for Cooperative Insurance
(The) 6,298 233,054
Dallah Healthcare Co. 2,166 70,450
*Dar Al Arkan Real Estate
Development Co., Class A 56,603 330,482
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 5,165 394,374
East Pipes Integrated Co. for
Industry 2,623 94,266
Electrical Industries Co. 54,725 103,588
Shares Value†
SAUDI ARABIA — (Continued)
*Emaar Economic City 18,264 $ 74,207
First Milling Co. 2,861 44,773
Gulf Insurance Group 1,475 10,185
*Herfy Food Services Co. 52 337
Jamjoom Pharmaceuticals
Factory Co. 1,818 83,850
Jarir Marketing Co. 104,663 352,141
L'Azurde Co. for Jewelry,
Class A 60 211
Leejam Sports Co. JSC 2,762 103,090
*Lumi Rental Co. 2,667 43,799
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 5,423 32,328
*Middle East Healthcare Co. 6,486 120,178
Mouwasat Medical Services
Co. 11,019 212,983
Nahdi Medical Co. 3,555 107,667
National Co. for Glass
Industries (The) 674 8,158
National Co. for Learning &
Education 692 28,928
National Gas &
Industrialization Co. 1,998 47,142
National Medical Care Co. 1,185 47,073
*Perfect Presentation For
Commercial Services Co.,
Class A 8,651 28,830
*Rabigh Refining &
Petrochemical Co. 10,374 19,692
Retal Urban Development Co. 23,624 106,062
Riyad Bank 78,677 644,997
Riyadh Cables Group Co.,
Class A 3,474 117,810
SAL Saudi Logistics Services 2,417 117,664
Saudi Aramco Base Oil Co. 5,557 147,114
Saudi Automotive Services Co. 4,804 84,658
Saudi Awwal Bank 41,192 384,366
Saudi Basic Industries Corp. 11,472 186,566
*Saudi Ceramic Co. 2,848 21,298
*Saudi Chemical Co. Holding 37,070 83,511
Saudi Industrial Investment
Group 28,591 115,251
Saudi Investment Bank (The) 22,361 89,661
*Saudi Marketing Co. 92 503
Saudi National Bank (The) 131,066 1,247,449
Saudi Paper Manufacturing
Co. 1,524 27,751
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 4,883 33,196
*Saudi Printing & Packaging
Co. 80 262
*Saudi Public Transport Co. 6,826 29,845
*Saudi Real Estate Co. 11,787 72,591
*Saudi Reinsurance Co. 10,581 138,931
*Saudi Research & Media
Group 2,227 102,833
Saudi Steel Pipe Co. 3,622 53,303

98
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
SAUDI ARABIA — (Continued)
*Saudi Tadawul Group Holding
Co. 1,713 $ 83,666
Saudi Telecom Co. 40,940 519,540
Saudia Dairy & Foodstuff Co.,
Class A 1,146 93,308
*Savola Group (The) 11,357 94,770
*Seera Group Holding 15,489 100,758
*Sinad Holding Co. 3,989 12,485
*Sustained Infrastructure
Holding Co. 2,719 21,493
*Takween Advanced Industries
Co. 108 255
Theeb Rent A Car Co. 3,696 65,822
United Electronics Co. 6,019 150,840
United International
Transportation Co. 5,677 111,697
*Walaa Cooperative Insurance
Co. 12,378 62,700
TOTAL SAUDI ARABIA 12,620,498
SOUTH AFRICA — (2.6%)
Absa Group, Ltd., Class F 5,969 54,778
Adcock Ingram Holdings, Ltd.,
Class A 224 593
Advtech, Ltd., Class A 21,838 36,208
AECI, Ltd. 19,280 105,849
Altron, Ltd., Class A 9,209 10,072
Anglo American Platinum, Ltd. 1,851 63,588
Anglogold Ashanti PLC 142 5,923
Anglogold Ashanti PLC, Class
H 9,465 399,044
Aspen Pharmacare Holdings,
Ltd. 27,077 177,178
Barloworld, Ltd. 13,538 78,945
Bid Corp., Ltd. 16,483 414,151
Bidvest Group, Ltd., Class A 34,160 431,355
*Blue Label Telecoms, Ltd. 63,028 28,319
Capitec Bank Holdings, Ltd.,
Class F 1,820 336,690
Cashbuild, Ltd., Class A 1,342 11,035
Clicks Group, Ltd., Class H 22,796 484,693
Coronation Fund Managers,
Ltd. 25,550 52,181
Curro Holdings, Ltd. 17,002 8,142
*DataTec, Ltd. 42,848 132,807
ΩDis-Chem Pharmacies, Ltd. 49,771 84,395
Discovery, Ltd. 19,486 215,730
DRDGOLD, Ltd. 3,426 5,066
DRDGOLD, Ltd., ADR 2,577 38,397
Famous Brands, Ltd., Class A 469 1,422
Foschini Group, Ltd., Class A 22,540 156,600
Gold Fields, Ltd., Sponsored
ADR 36,397 820,388
Grindrod, Ltd., Class B 45,618 28,416
Hudaco Industries, Ltd. 3,864 38,627
*Impala Platinum Holdings,
Ltd. 26,335 156,924
Investec, Ltd. 8,756 54,434
Invicta Holdings, Ltd. 296 512
JSE, Ltd. 3,234 22,124
Shares Value†
SOUTH AFRICA — (Continued)
Kumba Iron Ore, Ltd. 1,963 $ 34,130
Lewis Group, Ltd., Class A 92 337
Life Healthcare Group
Holdings, Ltd. 112,294 88,296
Momentum Group, Ltd., Class
A 104,675 191,052
Motus Holdings, Ltd. 14,662 68,542
Mpact, Ltd. 540 784
Mr Price Group, Ltd. 29,170 371,652
MTN Group, Ltd., Class A 60,360 398,080
*MultiChoice Group 28,923 168,568
*Nampak, Ltd. 515 11,681
Nedbank Group, Ltd. 11,528 157,032
NEPI Rockcastle NV 63,345 485,516
Netcare, Ltd. 123,454 90,503
Ninety One, Ltd., Class A 35,790 68,978
Northam Platinum Holdings,
Ltd., Class A 14,972 100,198
*Nutun, Ltd. 74,741 7,431
Old Mutual, Ltd., Class A 334,574 203,734
Omnia Holdings, Ltd. 23,561 86,463
OUTsurance Group, Ltd.,
Class A 53,129 218,041
ΩPepkor Holdings, Ltd. 200,695 289,292
*Pick n Pay Stores, Ltd. 41,476 62,349
Premier Group, Ltd. 3,250 23,941
Raubex Group, Ltd. 8,919 21,120
Reunert, Ltd. 19,049 63,342
Sanlam, Ltd. 47,128 214,031
Santam, Ltd. 3,955 85,663
Sappi, Ltd. 31,281 58,439
*Sibanye Stillwater, Ltd., Class
A 90,564 104,649
#*Sibanye Stillwater, Ltd.,
Class A, ADR 9,200 42,780
Southern Sun, Ltd., Class A 31,037 13,778
*SPAR Group, Ltd. (The) 33,853 208,454
Spur Corp., Ltd. 5,549 10,137
Stadio Holdings, Ltd. 1,044 440
Standard Bank Group, Ltd. 48,966 609,790
Super Group, Ltd. 30,267 47,110
Tiger Brands, Ltd. 4,570 71,229
Truworths International, Ltd. 24,993 99,804
Vodacom Group, Ltd. 13,238 97,437
We Buy Cars Holdings, Ltd. 24,424 56,576
Wilson Bayly Holmes-Ovcon,
Ltd. 7,013 72,421
Woolworths Holdings, Ltd. 63,402 196,276
Zeda, Ltd. 8,402 4,719
TOTAL SOUTH AFRICA 9,659,381
TAIWAN — (18.0%)
91APP, Inc. 1,000 2,617
#Ability Enterprise Co., Ltd. 19,000 27,594
Ability Opto-Electronics
Technology Co., Ltd. 2,000 8,161
AcBel Polytech, Inc. 73,886 59,371
Accton Technology Corp. 28,000 520,026
#Acer, Inc. 387,000 422,296

99
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
TAIWAN — (Continued)
*ACES Electronic Co., Ltd. 18,000 $ 26,874
*Acon Holding, Inc. 6,000 1,709
Acter Group Corp., Ltd. 17,000 213,410
ADATA Technology Co., Ltd. 38,867 101,716
Addcn Technology Co., Ltd.,
Class A 4,295 23,434
Advanced Energy Solution
Holding Co., Ltd. 4,000 106,056
Advanced International
Multitech Co., Ltd., Class A 13,000 27,680
Advanced Power Electronics
Corp. 24,000 55,304
#Advancetek Enterprise Co.,
Ltd. 55,000 123,816
Advantech Co., Ltd. 22,399 236,015
AIC, Inc., Class A 3,280 30,254
Airoha Technology Corp.,
Class F 3,000 47,181
Airtac International Group,
Class A 11,000 302,661
Alchip Technologies, Ltd. 8,000 531,532
*ALI Corp. 7,800 6,512
All Ring Tech Co., Ltd., Class
A 10,564 84,227
Allied Supreme Corp. 3,000 22,793
Allis Electric Co., Ltd., Class A 25,905 74,598
Alltek Technology Corp. 42,000 50,427
Alltop Technology Co., Ltd. 3,000 22,840
Alpha Networks, Inc. 22,000 18,779
Altek Corp. 48,951 55,558
Ampak Technology, Inc. 3,000 8,911
AMPOC Far-East Co., Ltd. 8,000 21,912
Anji Technology Co., Ltd.,
Class A 1,000 919
Anpec Electronics Corp. 9,000 42,351
AP Memory Technology Corp. 2,000 14,883
Apac Opto Electronics, Inc. 7,000 16,218
Apacer Technology, Inc. 10,000 14,351
APAQ Technology Co., Ltd. 3,000 9,277
Apex Biotechnology Corp. 4,000 3,933
ARBOR Technology Corp. 4,000 5,691
Arcadyan Technology Corp. 8,000 59,031
Argosy Research, Inc. 7,000 31,626
Arizon RFID Technology
Cayman Co., Ltd. 2,000 11,256
ASE Technology Holding Co.,
Ltd. 108,000 457,556
#ASE Technology Holding Co.,
Ltd., ADR 4,870 42,515
Asia Electronic Material Co.,
Ltd. 8,000 5,015
Asia Optical Co., Inc. 22,000 92,862
Asia Polymer Corp. 43,000 17,008
Asia Tech Image, Inc. 8,000 24,163
Asia Vital Components Co.,
Ltd., Class R 30,337 440,120
ASIX Electronics Corp. 3,000 8,517
ASMedia Technology, Inc. 4,000 210,112
ASPEED Technology, Inc. 4,000 375,199
Shares Value†
TAIWAN — (Continued)
ASROCK, Inc. 5,000 $ 27,436
Asustek Computer, Inc., Class
A 34,000 616,578
ATE Energy International Co.,
Ltd. 6,000 4,380
Aten International Co., Ltd. 6,000 12,851
#AURAS Technology Co., Ltd. 7,000 106,588
Avalue Technology, Inc. 6,000 18,253
Axiomtek Co., Ltd. 6,000 19,135
Azurewave Technologies, Inc. 4,000 5,703
Bafang Yunji International Co.,
Ltd., Class H 2,000 11,412
BenQ Materials Corp. 23,000 17,043
BES Engineering Corp. 274,000 90,382
Bin Chuan Enterprise Co., Ltd. 10,000 15,164
*Biostar Microtech
International Corp. 12,000 7,035
Bizlink Holding, Inc., Class A 10,038 168,540
Bora Pharmaceuticals Co., Ltd. 4,000 89,047
Brightek Optoelectronic Co.,
Ltd., Class A 8,000 11,268
Brighton-Best International
Taiwan, Inc. 53,000 55,182
Brillian Network & Automation
Integrated System Co., Ltd. 5,000 28,531
Browave Corp. 9,000 44,180
C Sun Manufacturing, Ltd. 6,000 26,545
*Caliway Biopharmaceuticals
Co., Ltd. 1,000 20,886
*Career Technology MFG.
Co., Ltd. 41,000 14,934
Castles Technology Co., Ltd. 27,562 59,462
Caswell, Inc. 4,000 11,106
Cathay Financial Holding Co.,
Ltd. 285,979 523,083
Cathay Real Estate
Development Co., Ltd. 80,000 48,276
CCP Contact Probes Co., Ltd.,
Class A 9,309 8,033
*Celxpert Energy Corp. 26,000 23,534
*Cenra, Inc., Class A 9,500 10,307
Central Reinsurance Co., Ltd.,
Class R 58,284 47,837
Century Iron & Steel Industrial
Co., Ltd. 39,000 213,395
Chaintech Technology Corp. 1,000 1,110
Chang Hwa Commercial Bank,
Ltd. 275,865 156,982
Chang Wah Technology Co.,
Ltd., Class A 31,000 34,845
Channel Well Technology Co.,
Ltd. 27,000 61,289
Chant Sincere Co., Ltd., Class
A 4,000 6,266
CHC Healthcare Group 16,000 21,586
Chenbro Micom Co., Ltd.,
Class A 6,000 46,056
*Cheng Fwa Industrial Co.,
Ltd. 28,000 21,186

100
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
TAIWAN — (Continued)
Cheng Loong Corp. 24,000 $ 13,094
*Cheng Mei Materials
Technology Corp. 35,699 14,399
Cheng Uei Precision Industry
Co., Ltd., Class A 37,000 56,571
Chenming Electronic
Technology Corp. 7,000 19,304
Chicony Electronics Co., Ltd.,
Class A 57,000 274,458
Chicony Power Technology
Co., Ltd. 17,000 56,608
China Bills Finance Corp.,
Class H 80,000 37,270
*China Man-Made Fiber Corp. 95,000 18,832
China Metal Products, Class H 40,000 33,080
#China Motor Corp., Class A 58,000 129,663
China Steel Chemical Corp. 17,000 48,582
China Wire & Cable Co., Ltd.,
Class A 3,000 3,156
Ching Feng Home Fashions
Co., Ltd. 1,000 766
Chipbond Technology Corp. 12,000 23,825
Chlitina Holding, Ltd. 7,000 24,951
Chong Hong Construction Co.,
Ltd. 16,000 43,773
Chroma ATE, Inc. 32,000 292,655
Chun Yuan Steel Industry Co.,
Ltd. 71,000 40,292
Chung Hung Steel Corp. 87,000 43,795
Chung Hwa Chemical
Industrial Works, Ltd. 2,000 1,432
*Chung Hwa Pulp Corp. 17,000 6,777
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 78,000 309,727
Chunghwa Precision Test
Tech Co., Ltd. 2,000 45,524
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 4,613 186,550
Cleanaway Co., Ltd. 5,000 28,374
#*CoAsia Electronics Corp. 25,000 43,695
Compal Electronics, Inc. 420,000 359,160
Compucase Enterprise 8,000 16,334
Continental Holdings Corp. 28,000 21,274
Contrel Technology Co., Ltd.,
Class A 18,000 21,415
Coretronic Corp. 33,000 64,591
Co-Tech Development Corp. 18,000 26,761
#Coxon Precise Industrial Co.,
Ltd., Class R 20,000 9,411
*CSBC Corp., Class H 44,000 23,112
CTBC Financial Holding Co.,
Ltd. 696,000 855,229
CTCI Corp., Class A 39,000 33,533
CviLux Corp. 10,000 14,586
Cyberlink Corp. 2,000 6,172
CyberPower Systems, Inc. 4,200 36,835
*CyberTAN Technology, Inc. 46,000 32,217
DA CIN Construction Co., Ltd. 36,200 63,610
Shares Value†
TAIWAN — (Continued)
Da-Li Development Co., Ltd.,
Class A 35,915 $ 52,048
Darfon Electronics Corp. 18,000 21,358
Darwin Precisions Corp., Class
A 54,000 19,248
Daxin Materials Corp. 9,000 46,431
De Licacy Industrial Co., Ltd. 1,060 476
Delta Electronics, Inc., Class A 51,000 531,798
Depo Auto Parts Ind Co., Ltd.,
Class A 7,000 39,724
Dimerco Data System Corp. 7,000 27,358
Dimerco Express Corp. 15,500 35,669
#D-Link Corp. 176,000 89,973
Drewloong Precision, Inc. 1,000 5,472
#*Dynapack International
Technology Corp., Class F 16,000 86,546
E Ink Holdings, Inc. 20,000 138,824
E.Sun Financial Holding Co.,
Ltd. 614,314 543,573
Eastech Holding, Ltd. 4,000 12,944
*Eclat Textile Co., Ltd. 10,000 129,444
*Edimax Technology Co., Ltd. 18,000 12,663
Edison Opto Corp. 10,000 6,160
Edom Technology Co., Ltd. 13,000 9,979
Elan Microelectronics Corp. 37,000 151,549
E-Lead Electronic Co., Ltd. 4,000 6,035
E-LIFE MALL Corp., Class A 5,000 11,381
*Elite Advanced Laser Corp. 12,000 77,103
Elite Material Co., Ltd. 22,000 382,453
Elite Semiconductor
Microelectronics Technology,
Inc. 47,000 75,534
eMemory Technology, Inc. 5,000 400,994
Emerging Display
Technologies Corp. 11,000 8,237
Ennoconn Corp. 19,000 158,913
Eternal Materials Co., Ltd. 92,000 73,351
*Etron Technology, Inc. 145,933 130,497
Ever Supreme Bio Technology
Co., Ltd., Class A 1,100 5,726
Evergreen Aviation
Technologies Corp. 17,000 55,279
Evergreen International
Storage & Transport Corp. 44,000 39,759
EVERGREEN Steel Corp. 14,000 36,113
Everlight Chemical Industrial
Corp. 57,000 29,852
Everlight Electronics Co., Ltd. 40,000 95,801
Evertop Wire Cable Corp. 2,000 1,516
Excellence Opto, Inc. 5,000 3,189
Excelsior Medical Co., Ltd. 12,000 32,642
Far Eastern Department
Stores, Ltd. 40,000 29,328
Far Eastern International Bank 387,671 155,757
Far Eastern New Century
Corp. 99,000 101,684
Far EasTone
Telecommunications Co., Ltd. 78,000 209,005
Faraday Technology Corp. 27,004 151,978

101
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
TAIWAN — (Continued)
Farglory F T Z Investment
Holding Co., Ltd. 20,240 $ 21,643
Farglory Land Development
Co., Ltd. 37,000 69,065
Feedback Technology Corp. 4,320 14,520
Feng Hsin Steel Co., Ltd.,
Class A 9,000 16,912
#Feng TAY Enterprise Co.,
Ltd., Class A 25,520 89,766
Firich Enterprises Co., Ltd. 35,000 28,398
*First Copper Technology Co.,
Ltd. 28,000 30,816
First Financial Holding Co.,
Ltd. 475,955 377,990
First Hi-Tec Enterprise Co.,
Ltd. 4,000 18,072
First Insurance Co., Ltd. (The) 18,000 16,546
#*Fittech Co., Ltd., Class H 5,253 11,793
FLEXium Interconnect, Inc. 34,000 53,897
Flytech Technology Co., Ltd. 9,000 31,798
FocalTech Systems Co., Ltd.,
Class A 48,000 93,200
Forcecon Tech Co., Ltd. 8,113 28,030
Formosa International Hotels
Corp. 4,000 24,951
Formosa Petrochemical Corp. 19,000 20,763
Formosan Union Chemical 19,000 10,277
#Fortune Electric Co., Ltd.,
Class A 18,700 246,153
Fositek Corp. 3,000 43,007
Founding Construction &
Development Co., Ltd. 31,000 17,011
Foxsemicon Integrated
Technology, Inc. 10,000 85,671
Froch Enterprise Co., Ltd. 19,000 8,941
Fu Chun Shin Machinery
Manufacture Co., Ltd. 14,000 7,245
Fu Hua Innovation Co., Ltd. 56,690 66,558
Fubon Financial Holding Co.,
Ltd. 329,205 867,710
Fulgent Sun International
Holding Co., Ltd., Class A 11,433 36,462
Fusheng Precision Co., Ltd.,
Class A 6,000 66,879
G Shank Enterprise Co., Ltd. 9,353 21,260
Gallant Precision Machining
Co., Ltd. 8,000 17,534
#Gamania Digital
Entertainment Co., Ltd. 10,000 22,981
Gemtek Technology Corp. 82,000 72,557
*General Interface Solution
GIS Holding, Ltd. 29,000 42,480
Genesys Logic, Inc. 4,000 17,509
Genius Electronic Optical Co.,
Ltd., Class B 9,000 105,666
GeoVision, Inc., Class A 2,670 5,218
*Getac Holdings Corp., Class
A 42,000 140,512
GFC, Ltd. 4,000 13,507
Shares Value†
TAIWAN — (Continued)
Gigabyte Technology Co., Ltd.,
Class A 54,000 $ 385,799
*Gigastorage Corp. 36,000 13,676
Global Unichip Corp. 8,000 256,386
Globaltek Fabrication Co., Ltd. 4,000 7,779
Globe Union Industrial Corp. 10,111 3,462
Gloria Material Technology
Corp. 59,000 81,353
GMI Technology, Inc. 24,000 39,996
Goldsun Building Materials
Co., Ltd., Class H 137,000 168,128
Good Finance Securities Co.,
Ltd. 16,000 10,406
Gordon Auto Body Parts,
Class A 4,000 4,246
Gourmet Master Co., Ltd. 4,000 11,494
Grand Fortune Securities Co.,
Ltd. 16,000 6,153
Grand Process Technology
Corp., Class A 1,000 29,109
Grape King Bio, Ltd. 8,000 34,018
Great China Metal Industry 1,000 718
Great Tree Pharmacy Co., Ltd. 8,000 39,896
Green World FinTech Service
Co., Ltd. 8,000 14,158
Group Up Industrial Co., Ltd.,
Class B 1,000 5,659
GTM Holdings Corp., Class A 1,000 994
Gudeng Precision Industrial
Co., Ltd. 5,000 57,374
Harvatek Corp. 11,000 5,623
Hey Song Corp. 29,000 35,453
Highwealth Construction Corp. 74,500 95,038
Hitron Technology, Inc. 12,000 8,086
Hiwin Technologies Corp. 13,000 89,423
Hocheng Corp. 10,000 5,566
Hold-Key Electric Wire & Cable
Co., Ltd. 11,000 13,155
Holy Stone Enterprise Co., Ltd. 15,200 39,684
Hon Hai Precision Industry
Co., Ltd. 367,000 1,623,691
Hong Ho Precision Textile Co.,
Ltd. 10,000 8,082
Hong Pu Real Estate
Development Co., Ltd. 18,000 16,687
Hong TAI Electric Industrial,
Class A 12,000 11,575
Hotai Motor Co., Ltd. 30,060 581,782
Hsin Kuang Steel Co., Ltd. 8,000 10,768
*HTC Corp. 91,000 110,112
HUA ENG Wire & Cable Co.,
Ltd. 23,000 17,655
Hua Jung Components Co.,
Ltd. 19,000 7,931
Hua Nan Financial Holdings
Co., Ltd., Class A 390,910 330,006
Hua Yu Lien Development Co.,
Ltd., Class A 9,000 33,487

102
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
TAIWAN — (Continued)
Huaku Development Co., Ltd.,
Class A 68,200 $ 221,768
Huang Hsiang Construction
Corp., Class A 8,000 12,882
Hung Ching Development &
Construction Co., Ltd. 21,000 19,107
Hung Sheng Construction, Ltd. 40,000 28,515
Hwacom Systems, Inc. 14,000 9,345
Hwang Chang General
Contractor Co., Ltd. 16,192 36,856
Ichia Technologies, Inc., Class
F 45,000 51,426
I-Chiun Precision Industry Co.,
Ltd. 7,283 17,830
*In Win Development, Inc. 3,000 7,720
Innodisk Corp. 3,000 21,855
Inpaq Technology Co., Ltd.,
Class A 14,000 29,941
Insyde Software Corp. 3,600 28,815
Integrated Service Technology,
Inc. 3,000 9,474
#International Games System
Co., Ltd. 28,000 728,387
#Inventec Corp. 361,000 458,827
Iron Force Industrial Co., Ltd. 4,000 11,994
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 7,000 11,162
ITE Technology, Inc. 12,000 48,588
ITEQ Corp. 17,000 33,912
Jarllytec Co., Ltd. 15,000 57,687
Jean Co., Ltd. 13,389 9,796
Jentech Precision Industrial
Co., Ltd., Class A 6,000 187,600
Jetwell Computer Co., Ltd. 2,000 17,541
Johnson Health Tech Co., Ltd.,
Class A 8,000 43,023
JPC connectivity, Inc. 6,000 23,544
JPP Holding Co., Ltd., Class A 4,000 17,697
JSL Construction &
Development Co., Ltd. 11,130 28,710
*Kaori Heat Treatment Co.,
Ltd. 4,000 26,389
KEE TAI Properties Co., Ltd.,
Class A 31,465 12,445
Kenda Rubber Industrial Co.,
Ltd. 52,000 38,289
Kerry TJ Logistics Co., Ltd.,
Class A 22,000 24,385
Keystone Microtech Corp. 1,000 9,114
KGI Financial Holding Co.,
Ltd., Class F 811,000 418,394
Kindom Development Co., Ltd. 59,000 93,712
King Slide Works Co., Ltd. 3,000 163,681
King's Town Bank Co., Ltd. 66,000 99,465
Kinik Co. 6,000 45,681
Kinko Optical Co., Ltd. 11,000 8,478
Kinpo Electronics 133,000 81,922
Kinsus Interconnect
Technology Corp. 16,000 37,620
Shares Value†
TAIWAN — (Continued)
KMC Kuei Meng International,
Inc. 3,000 $ 9,042
KNH Enterprise Co., Ltd. 8,000 4,340
Ko Ja Cayman Co., Ltd. 3,000 3,658
Kung Long Batteries Industrial
Co., Ltd. 1,000 4,456
*Kung Sing Engineering Corp. 52,000 19,917
Kuo Toong International Co.,
Ltd. 31,000 53,503
Kuo Yang Construction Co.,
Ltd. 31,000 19,288
Kwong Lung Enterprise Co.,
Ltd. 9,000 14,605
L&K Engineering Co., Ltd. 25,571 188,686
La Kaffa International Co., Ltd. 1,000 2,892
Lanner Electronics, Inc., Class
A 11,120 30,249
Largan Precision Co., Ltd. 2,000 141,325
Lelon Electronics Corp. 19,000 42,773
*Leofoo Development Co., Ltd. 5,000 2,673
Lian HWA Food Corp., Class A 10,510 42,720
Lien Hwa Industrial Holdings
Corp., Class A 64,961 88,760
Lite-On Technology Corp. 100,000 300,159
Long Da Construction &
Development Corp., Class A 39,000 42,679
*Longchen Paper & Packaging
Co., Ltd. 84,000 23,926
Longwell Co. 13,000 31,095
Loop Telecommunication
International, Inc. 5,000 8,129
Lotes Co., Ltd. 8,051 314,659
Lotus Pharmaceutical Co., Ltd. 17,000 116,671
Lumax International Corp., Ltd. 9,000 26,733
*Lung Yen Life Service Corp.,
Class A 17,000 36,091
Lungteh Shipbuilding Co., Ltd.,
Class A 6,000 18,722
Luxe Green Energy
Technology Co., Ltd., Class A 2,060 1,436
LuxNet Corp., Class A 9,205 44,035
M3 Technology, Inc., Class H 1,000 3,095
#Makalot Industrial Co., Ltd.,
Class A 22,300 198,018
Marketech International Corp.,
Class A 7,000 35,128
Materials Analysis Technology,
Inc. 9,466 46,023
Mechema Chemicals
International Corp. 5,000 8,239
MediaTek, Inc., Class B 41,000 1,730,607
Mega Financial Holding Co.,
Ltd. 282,582 333,536
Mercuries & Associates
Holding, Ltd. 71,000 30,191
Mercuries Data Systems, Ltd. 3,152 2,449
*Mercuries Life Insurance Co.,
Ltd. 354,886 61,139
Merida Industry Co., Ltd. 20,000 82,544

103
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
TAIWAN — (Continued)
Merry Electronics Co., Ltd. 28,241 $ 99,779
METAAGE Corp., Class H 10,000 15,821
Micro-Star International Co.,
Ltd., Class A 80,000 348,935
Mildef Crete, Inc., Class A 10,000 31,110
MIN AIK Technology Co., Ltd. 13,000 10,406
Mirle Automation Corp. 6,220 11,960
momo.com, Inc. 12,865 129,925
*MOSA Industrial Corp., Class
R 13,331 7,774
Motech Industries, Inc. 32,000 18,810
MPI Corp. 17,000 346,028
MSSCORPS Co., Ltd. 4,320 16,681
*My Humble House Hospitality
Management Consulting,
Class A 2,000 2,611
Nak Sealing Technologies
Corp. 9,000 32,783
Nan Pao Resins Chemical
Co., Ltd. 6,000 63,784
Nan Ya Plastics Corp. 143,000 136,816
Nang Kuang Pharmaceutical
Co., Ltd., Class A 2,000 2,286
National Petroleum Co., Ltd.,
Class A 5,000 9,677
Netronix, Inc. 5,000 17,509
*New Asia Construction &
Development Corp., Class H 3,000 1,726
Nexcom International Co., Ltd. 10,000 24,419
Nichidenbo Corp. 37,000 74,618
Nien Made Enterprise Co., Ltd. 10,000 122,252
North-Star International Co.,
Ltd. 7,908 11,213
Novatek Microelectronics
Corp., Class A 45,000 730,232
Nuvoton Technology Corp.,
Class A 33,000 70,678
O-Bank Co., Ltd. 148,000 43,915
Ocean Plastics Co., Ltd. 13,000 14,084
Orient Semiconductor
Electronics, Ltd., Class A 42,000 41,891
O-TA Precision Industry Co.,
Ltd. 5,000 10,334
Pacific Hospital Supply Co.,
Ltd., Class A 1,000 2,898
*Paiho Shih Holdings Corp. 53,000 35,711
Pan German Universal Motors,
Ltd. 3,000 26,733
Pan Jit International, Inc. 25,000 34,511
Pan-International Industrial
Corp. 50,000 58,781
Parpro Corp. 2,000 2,689
*PChome Online, Inc., Class A 39,000 45,606
PCL Technologies, Inc. 5,000 14,773
Pegatron Corp. 167,000 421,899
Pegavision Corp., Class A 2,000 21,762
PharmaEngine, Inc. 23,000 64,147
*PharmaEssentia Corp. 11,000 180,565
Phison Electronics Corp. 12,000 167,902
Shares Value†
TAIWAN — (Continued)
Pixart Imaging, Inc. 13,000 $ 86,984
Planet Technology Corp. 5,000 22,512
Posiflex Technology, Inc. 6,000 47,932
Pou Chen Corp. 101,000 103,422
Powertech Technology, Inc. 62,000 210,330
Poya International Co., Ltd. 4,040 60,506
President Chain Store Corp. 37,000 301,942
Primax Electronics, Ltd. 54,000 125,786
Prince Housing &
Development Corp. 109,000 31,047
Promate Electronic Co., Ltd.,
Class L 19,000 42,060
Qisda Corp. 33,000 27,549
Qualipoly Chemical Corp. 8,000 13,557
Quang Viet Enterprise Co.,
Ltd. 4,000 10,518
*Quanta Computer, Inc., Class
A 90,000 671,138
Quanta Storage, Inc. 12,000 30,316
Radium Life Tech Co., Ltd.,
Class A 71,209 28,054
Raydium Semiconductor Corp. 3,000 30,532
*RDC Semiconductor Co.,
Ltd., Class A 1,000 4,862
Realtek Semiconductor Corp. 28,000 458,744
Rechi Precision Co., Ltd.,
Class A 30,000 27,812
Rexon Industrial Corp., Ltd. 6,000 5,947
Rich Development Co., Ltd.,
Class A 86,520 24,320
*RiTdisplay Corp. 9,000 9,568
*Ritek Corp. 37,000 12,321
Ruby Tech Corp. 1,030 1,357
Ruentex Development Co.,
Ltd. 110,000 112,982
Ruentex Engineering &
Construction Co., Class A 10,200 54,216
Run Long Construction Co.,
Ltd., Class A 37,400 37,712
Sakura Development Co., Ltd. 31,448 59,783
Sampo Corp. 18,000 14,295
San Fang Chemical Industry
Co., Ltd. 26,000 31,867
Sanyang Motor Co., Ltd. 60,000 129,819
Savior Lifetec Corp. 6,000 3,611
Scientech Corp. 4,000 33,830
ScinoPharm Taiwan, Ltd. 4,000 2,351
SciVision Biotech, Inc. 1,000 2,955
SDI Corp., Class A 16,000 35,869
Senao Networks, Inc. 3,000 16,415
Sercomm Corp. 39,000 127,427
Sesoda Corp. 31,000 32,131
Shanghai Commercial &
Savings Bank, Ltd. (The),
Class A 344,000 505,519
Sharehope Medicine Co., Ltd. 5,460 4,720
ShenMao Technology, Inc.,
Class A 16,000 29,266

104
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
TAIWAN — (Continued)
Shieh Yih Machinery Industry
Co., Ltd. 7,000 $ 6,150
Shih Her Technologies, Inc. 4,000 12,382
Shihlin Electric & Engineering
Corp., Class A 19,000 84,357
*Shihlin Paper Corp. 8,000 11,369
*Shin Kong Financial Holding
Co., Ltd. 995,160 367,160
Shin Ruenn Development Co.,
Ltd. 13,800 26,881
Shin Zu Shing Co., Ltd. 12,383 72,014
*Shining Building Business
Co., Ltd. 31,000 10,274
Shinkong Insurance Co., Ltd. 24,000 79,917
Shinkong Synthetic Fibers
Corp. 87,000 33,866
Shiny Chemical Industrial Co.,
Ltd. 7,000 29,109
Shuttle, Inc. 32,000 16,659
Sigurd Microelectronics Corp. 42,000 94,682
Silergy Corp. 23,000 287,653
Silicon Power Computer &
Communications, Inc. 6,000 4,718
Simplo Technology Co., Ltd. 21,000 229,153
Sinbon Electronics Co., Ltd.,
Class A 20,000 138,198
Sinmag Equipment Corp. 3,000 13,836
Sinon Corp. 48,000 60,107
SinoPac Financial Holdings
Co., Ltd., Class H 532,394 354,563
Sinyi Realty, Inc., Class F 24,000 20,936
Sitronix Technology Corp. 14,000 93,018
Siward Crystal Technology
Co., Ltd. 52,000 33,981
Solar Applied Materials
Technology Corp. 75,000 124,285
Sonix Technology Co., Ltd.,
Class A 15,000 16,321
Sporton International, Inc. 14,200 74,368
St. Shine Optical Co., Ltd. 4,000 21,574
Standard Chemical &
Pharmaceutical Co., Ltd. 6,000 10,918
Standard Foods Corp., Class A 38,000 40,040
Stark Technology, Inc. 14,000 64,347
S-Tech Corp. 1,000 907
*Sun Yad Construction Co.,
Ltd. 42,992 19,626
*Sunko INK Co., Ltd. 17,000 6,299
SunMax Biotechnology Co.,
Ltd. 2,000 29,641
Sunonwealth Electric Machine
Industry Co., Ltd. 32,000 86,146
Sunplus Innovation
Technology, Inc. 2,000 7,973
*Sunplus Technology Co., Ltd.,
Class A 62,000 41,194
Sunrex Technology Corp.,
Class A 18,000 29,547
Shares Value†
TAIWAN — (Continued)
Sunspring Metal Corp., Class
A 10,000 $ 8,239
Superalloy Industrial Co., Ltd. 9,000 17,447
Supreme Electronics Co., Ltd. 114,564 181,967
Swancor Holding Co., Ltd. 12,000 27,690
Sweeten Real Estate
Development Co., Ltd. 12,000 11,706
Symtek Automation Asia Co.,
Ltd. 1,038 5,031
Syncmold Enterprise Corp. 12,000 29,753
Synmosa Biopharma Corp. 28,696 28,936
Synnex Technology
International Corp. 170,000 376,856
Syscom Computer Engineering
Co. 3,000 5,938
#Sysgration 22,000 25,176
Systex Corp. 11,000 41,272
TA Chen Stainless Pipe 173,800 227,419
Ta Ya Electric Wire & Cable 163,434 182,428
*Tai Tung Communication Co.,
Ltd. 24,000 15,646
Taichung Commercial Bank
Co., Ltd. 204,357 126,513
TaiDoc Technology Corp. 8,000 33,518
Taiflex Scientific Co., Ltd. 45,689 63,570
Taimide Tech, Inc. 4,000 6,353
#Taishin Financial Holding
Co., Ltd. 400,054 208,889
Taiwan Business Bank 445,205 196,969
Taiwan Chinsan Electronic
Industrial Co., Ltd. 14,000 13,701
Taiwan Cooperative Financial
Holding Co., Ltd. 292,803 222,923
Taiwan Fertilizer Co., Ltd. 25,000 40,021
Taiwan Fire & Marine
Insurance Co., Ltd. 21,000 22,521
Taiwan FU Hsing Industrial
Co., Ltd. 23,000 34,159
*Taiwan Glass Industry Corp. 69,000 30,311
Taiwan High Speed Rail Corp. 101,000 85,738
Taiwan Hon Chuan Enterprise
Co., Ltd. 31,689 152,584
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 28,922 28,802
Taiwan Line Tek Electronic 2,000 1,332
Taiwan Mobile Co., Ltd. 166,000 589,094
Taiwan Paiho, Ltd. 15,000 27,343
Taiwan PCB Techvest Co.,
Ltd. 19,000 17,881
Taiwan Sakura Corp. 11,000 30,301
Taiwan Secom Co., Ltd. 27,000 96,661
Taiwan Semiconductor Co.,
Ltd. 4,000 5,816
Taiwan Semiconductor
Manufacturing Co., Ltd. 567,000 16,097,177
Taiwan Surface Mounting
Technology Corp. 26,000 82,919
*Taiwan Tea Corp. 50,000 25,560

105
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
TAIWAN — (Continued)
Taiwan Union Technology
Corp. 26,000 $ 110,559
*Tatung Co., Ltd. 124,000 157,409
*TBI Motion Technology Co.,
Ltd. 7,000 8,733
TCI Co., Ltd. 3,000 13,929
Team Group, Inc. 25,000 57,452
Teco Electric and Machinery
Co., Ltd. 81,000 124,350
Tehmag Foods Corp. 3,000 28,374
Test Research, Inc. 11,000 36,801
Thinking Electronic Industrial
Co., Ltd. 3,000 11,959
Thye Ming Industrial Co., Ltd. 9,000 20,205
Ton Yi Industrial Corp. 95,000 53,614
Tong Hsing Electronic
Industries, Ltd., Class H 15,700 51,788
Tong Yang Industry Co., Ltd.,
Class A 19,000 78,120
Tong-Tai Machine & Tool Co.,
Ltd., Class A 61,000 47,682
Topco Scientific Co., Ltd. 14,231 109,236
Topco Technologies Corp. 10,000 20,198
Topkey Corp. 4,000 22,637
Topoint Technology Co., Ltd.,
Class A 13,000 10,873
Trade-Van Information
Services Co. 5,000 13,835
Transcend Information, Inc. 10,000 31,267
Transcom, Inc. 2,200 7,188
Trusval Technology Co., Ltd. 4,093 23,867
TSC Auto ID Technology Co.,
Ltd. 2,000 11,569
TSEC Corp. 22,104 10,781
TSRC Corp. 29,000 16,956
TTY Biopharm Co., Ltd. 12,000 28,928
Tung Ho Steel Enterprise
Corp. 67,000 135,119
TURVO International Co., Ltd. 3,000 16,274
TXC Corp. 27,000 74,712
TYC Brother Industrial Co.,
Ltd. 15,000 22,606
Tycoons Group Enterprise 702 180
*U-BEST Innovative
Technology Co., Ltd. 34,000 15,680
UDE Corp., Class A 24,000 61,233
Unic Technology Corp. 14,000 12,738
Union Bank Of Taiwan 77,254 40,097
*Union Insurance Co., Ltd. 5,000 4,502
Uni-President Enterprises
Corp., Class A 566,000 1,359,122
*Unitech Printed Circuit Board
Corp. 48,198 36,318
United Integrated Services
Co., Ltd. 29,000 400,775
United Orthopedic Corp.,
Class R 7,000 19,523
United Recommend
International Co., Ltd. 1,075 1,608
Shares Value†
TAIWAN — (Continued)
*United Renewable Energy
Co., Ltd. 149,000 $ 39,972
Univacco Technology, Inc.,
Class F 7,000 10,692
Universal Cement Corp. 36,200 31,635
Universal Microwave
Technology, Inc. 2,000 23,606
*UPC Technology Corp. 95,000 24,713
UPI Semiconductor Corp. 3,000 17,165
USI Corp. 128,000 40,822
U-Tech Media Corp. 9,000 3,855
Utechzone Co., Ltd. 4,000 11,669
UVAT Technology Co., Ltd.,
Class A 3,000 7,016
Ventec International Group
Co., Ltd., Class H 10,000 21,167
Via Technologies, Inc. 16,000 36,269
Visco Vision, Inc. 6,000 30,673
VisEra Technologies Co., Ltd. 12,000 75,415
Visual Photonics Epitaxy Co.,
Ltd. 37,000 115,108
Voltronic Power Technology
Corp. 3,000 140,700
Waffer Technology Corp. 10,000 15,586
Wah Lee Industrial Corp. 26,000 77,147
Walsin Lihwa Corp. 188,000 121,383
Walsin Technology Corp. 23,000 56,164
Weikeng Industrial Co., Ltd. 87,000 89,222
Weltrend Semiconductor 27,000 38,073
Wholetech System Hitech, Ltd. 5,000 13,523
*Winbond Electronics Corp.,
Class A 92,000 45,305
WinWay Technology Co., Ltd. 1,000 26,483
Wisdom Marine Lines Co., Ltd. 51,000 96,314
Wiselink Co., Ltd. 10,331 30,331
Wistron Corp. 185,000 587,109
Wistron NeWeb Corp. 47,074 185,452
WITS Corp., Class A 5,000 15,555
Wiwynn Corp. 5,000 298,596
Wowprime Corp. 7,000 48,588
WPG Holdings, Ltd. 212,000 447,425
WT Microelectronics Co., Ltd.,
Class A 72,583 264,388
Xxentria Technology Materials
Corp. 9,810 15,551
Yageo Corp., Class A 10,753 154,320
Yankey Engineering Co., Ltd.,
Class H 5,600 70,212
YC INOX Co., Ltd. 81,067 53,735
YCC Parts Manufacturing Co.,
Ltd. 1,000 1,645
Yea Shin International
Development Co., Ltd., Class
A 22,126 23,521
*Yen Sun Technology Corp. 4,000 5,240
YFY, Inc., Class A 73,000 59,572
*Yieh Hsing Enterprise Co.,
Ltd. 35,000 8,908

106
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
TAIWAN — (Continued)
Yieh Phui Enterprise Co., Ltd.,
Class A 115,260 $ 56,940
Youngtek Electronics Corp.,
Class A 11,000 21,221
Yuan High-Tech Development
Co., Ltd., Class A 2,000 8,911
Yuanta Financial Holding Co.,
Ltd. 546,828 531,731
Yuanta Futures Co., Ltd. 14,331 36,877
#Yulon Motor Co., Ltd., Class
A 78,200 96,090
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 5,000 11,772
Yungshin Construction &
Development Co., Ltd., Class
A 12,000 46,525
YungShin Global Holding
Corp., Class A 17,000 34,869
Zeng Hsing Industrial Co., Ltd. 4,000 12,419
Zenitron Corp. 28,000 27,840
Zero One Technology Co., Ltd. 24,000 93,049
Zhen Ding Technology
Holding, Ltd., Class A 47,000 143,573
ZillTek Technology Corp. 5,000 34,002
Zippy Technology Corp. 13,000 21,583
Zyxel Group Corp., Class A 54,000 50,483
TOTAL TAIWAN 67,159,478
THAILAND — (1.0%)
Advanced Info Service PCL -
NVDR, Class F 1,200 10,597
Advanced Info Service PCL,
Class F 20,600 181,919
Advanced Information
Technology PCL - NVDR 3,600 446
Advanced Information
Technology PCL, Class F 104,300 12,926
After You PCL - NVDR 400 108
#Airports of Thailand PCL
- NVDR 9,500 10,878
Airports of Thailand PCL,
Class F 46,200 52,901
Amata Corp. PCL - NVDR 40,600 17,988
AP Thailand PCL 29,000 6,945
AP Thailand PCL - NVDR 288,600 69,115
Asia Plus Group Holdings PCL
- NVDR 7,600 439
Asian Alliance International
PCL - NVDR, Class R 8,000 1,030
Bangchak Sriracha PCL 40,100 6,302
Bangkok Bank PCL - NVDR,
Class F 15,100 63,284
Bangkok Bank PCL, Class F 15,100 63,284
Bangkok Chain Hospital PCL -
NVDR, Class F 128,000 57,860
Bangkok Dusit Medical
Services PCL - NVDR, Class R 228,200 163,952
Bangkok Dusit Medical
Services PCL, Class F 139,300 100,081
Shares Value†
THAILAND — (Continued)
#Bangkok Expressway &
Metro PCL - NVDR, Class F 142,700 $ 25,204
Bangkok Land PCL - NVDR 44,400 545
Bangkok Land PCL, Class F 656,100 8,053
BCPG PCL 227,900 46,733
BEC World PCL - NVDR 19,400 2,346
BKI Holdings PCL 4,000 33,767
#*BTS Group Holdings PCL 550,400 83,207
#*BTS Group Holdings PCL
- NVDR 155,200 23,462
Bumrungrad Hospital PCL
- NVDR 33,500 165,469
#Cal-Comp Electronics
Thailand PCL 161,900 28,837
#Cal-Comp Electronics
Thailand PCL - NVDR, Class A 13,541 2,412
*Central Retail Corp. PCL,
Class R 26,500 18,801
CH Karnchang PCL - NVDR 4,600 1,983
CH Karnchang PCL, Class F 40,100 17,286
Chularat Hospital PCL 527,500 28,108
Chularat Hospital PCL - NVDR 188,300 10,034
Com7 PCL - NVDR 44,700 27,565
Com7 PCL, Class F 82,700 50,999
CP ALL PCL - NVDR, Class F 119,000 183,460
CP ALL PCL, Class F 30,300 46,713
*CP AXTRA PCL, Class F 39,423 29,799
Delta Electronics Thailand PCL 56,800 166,634
Delta Electronics Thailand
PCL - NVDR 9,300 27,284
Dhipaya Group Holdings PCL,
Class F 77,100 44,545
Diamond Building Products
PCL - NVDR, Class A 1,800 313
#Dohome PCL - NVDR 65,869 10,648
Eastern Polymer Group PCL
- NVDR 2,400 191
Eastern Water Resources
Development and
Management PCL - NVDR 2,300 120
#*Energy Absolute PCL 310,800 20,283
*Energy Absolute PCL - NVDR 119,400 7,792
Exotic Food PCL - NVDR,
Class A 6,900 3,367
Frasers Property Thailand PCL
- NVDR, Class R 2,000 392
*Gulf Development PCL -
NVDR, Class R 339 497
*Gulf Development PCL, Class
R 17,780 26,080
#Hana Microelectronics PCL,
Class F 82,500 47,665
Home Product Center PCL 99,700 25,369
Home Product Center PCL -
NVDR, Class A 154,500 39,313
Ichitan Group PCL - NVDR 91,000 32,690
Index Livingmall PCL - NVDR 400 169
Indorama Ventures PCL,
Class F 42,100 23,945

107
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
THAILAND — (Continued)
#IRPC PCL 1,156,600 $ 30,123
#*JASMINE INTERNATIONAL
PCL - NVDR 543,592 24,735
*Jasmine Technology Solution
PCL - NVDR, Class A 1,300 1,586
*Jasmine Technology Solution
PCL, Class A 17,900 21,836
Karmarts PCL - NVDR 64,166 18,248
*Kaset Thai International
Sugar Corp. PCL - NVDR 2,300 165
Kasikornbank PCL 6,400 30,558
Kasikornbank PCL - NVDR 800 3,820
KCE Electronics PCL - NVDR 42,400 22,085
KCE Electronics PCL, Class F 21,500 11,199
Kiatnakin Phatra Bank PCL
- NVDR 8,600 12,872
Kiatnakin Phatra Bank PCL,
Class F 33,000 49,394
Krung Thai Bank PCL - NVDR 48,400 31,586
Krung Thai Bank PCL, Class F 34,900 22,776
Lalin Property PCL - NVDR 1,600 239
Land & Houses PCL - NVDR 196,200 24,903
Land & Houses PCL, Class F 532,300 67,563
LPN Development PCL
- NVDR 5,400 327
Malee Group PCL - NVDR,
Class A 21,000 4,369
MBK PCL 67,800 31,256
MC Group PCL - NVDR, Class
A 8,900 2,691
MC Group PCL, Class F 60,000 18,141
Mega Lifesciences PCL 45,100 40,840
Mega Lifesciences PCL
- NVDR 5,900 5,343
Minor International PCL
- NVDR 52,900 42,361
Minor International PCL, Class
F 66,400 53,172
MK Restaurants Group PCL
- NVDR 2,600 1,479
*Netbay PCL - NVDR 8,700 5,261
Noble Development PCL
- NVDR 2,100 133
Nonthavej Hospital PCL -
NVDR, Class A 100 79
Northeast Rubber PCL -
NVDR, Class A 2,700 331
Northeast Rubber PCL, Class
F 151,900 18,644
Polyplex Thailand PCL, Class
A 33,700 10,996
*Praram 9 Hospital PCL -
NVDR, Class R 16,200 12,124
Precious Shipping PCL, Class
F 90,400 15,966
Prima Marine PCL - NVDR,
Class R 28,900 5,148
#Pruksa Holding PCL - NVDR,
Class F 4,600 661
Shares Value†
THAILAND — (Continued)
*PSG Corp. PCL - NVDR 169,700 $ 1,778
*PSG Corp. PCL, Class F 237,700 2,490
#PTG Energy PCL - NVDR 84,000 17,728
#PTT Global Chemical PCL -
NVDR, Class R 39,600 20,508
PTT Global Chemical PCL,
Class F 122,200 63,286
#PTT Oil & Retail Business
PCL - NVDR, Class R 5,400 2,344
PTT Oil & Retail Business
PCL, Class F 152,900 66,369
Quality Houses PCL - NVDR 29,800 1,338
Quality Houses PCL, Class F 1,040,600 46,727
*R&B Food Supply PCL
- NVDR 16,400 2,101
Rajthanee Hospital PCL
- NVDR 400 158
Ramkhamhaeng Hospital PCL,
Class F 19,200 10,403
Ratchaphruek Hospital PCL
- NVDR 900 148
S Hotels & Resorts PCL
- NVDR 4,700 239
Sabina PCL - NVDR 400 224
*Samart Corp. PCL - NVDR 36,900 7,677
#Sansiri PCL - NVDR, Class A 1,995,300 83,026
Sappe PCL - NVDR 9,100 9,603
SC Asset Corp. PCL 134,100 9,313
SC Asset Corp. PCL - NVDR 46,300 3,216
SCG Packaging PCL - NVDR 2,300 971
Siam Global House PCL 38,809 8,191
Siam Wellness Group PCL
- NVDR 450 52
Siamgas & Petrochemicals
PCL - NVDR, Class A 2,900 603
Sikarin PCL - NVDR 1,700 346
SISB PCL - NVDR, Class R 6,300 3,489
*SKY ICT PCL, Class F 18,700 8,285
Somboon Advance
Technology PCL - NVDR 400 139
SPCG PCL 41,800 9,885
SPCG PCL - NVDR 2,100 497
Sri Trang Agro-Industry PCL -
NVDR, Class F 77,700 31,401
Star Petroleum Refining PCL 234,700 38,291
Star Petroleum Refining PCL
- NVDR 21,200 3,459
Supalai PCL 30,800 14,568
Supalai PCL - NVDR, Class A 74,800 35,379
*Super Energy Corp. PCL -
NVDR, Class R 102,300 429
Susco PCL - NVDR 48,400 3,970
SVI PCL 48,500 11,397
Taokaenoi Food & Marketing
PCL - NVDR 28,900 6,402
Thai Life Insurance PCL 181,600 66,867
Thai Nakarin Hospital PCL
- NVDR 200 203
Thai Oil PCL 28,900 23,142

108
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
THAILAND — (Continued)
#Thai Oil PCL - NVDR 39,600 $ 31,711
Thai Union Group PCL -
NVDR, Class F 83,400 26,964
Thai Union Group PCL, Class
F 119,400 38,603
Thai Vegetable Oil PCL, Class
F 65,000 44,170
Thai Wah PCL - NVDR 1,000 65
*Thaicom PCL - NVDR, Class
F 43,500 11,850
Thaitheparos PCL - NVDR 300 343
Tipco Asphalt PCL - NVDR 43,700 19,623
Tipco Asphalt PCL, Class F 40,700 18,276
Tisco Financial Group PCL
- NVDR 20,500 60,294
Tisco Financial Group PCL,
Class F 8,000 23,529
TKS Technologies PCL
- NVDR 1,100 186
TMBThanachart Bank PCL -
NVDR, Class R 331,700 18,171
TOA Paint Thailand PCL 75,500 23,053
TOA Paint Thailand PCL
- NVDR 11,400 3,481
TTW PCL 130,500 34,378
TTW PCL - NVDR 4,400 1,159
Union Auction PCL - NVDR 600 129
United Paper PCL - NVDR,
Class R 1,200 273
Univanich Palm Oil PCL, Class
F 46,900 12,846
WHA Corp. PCL - NVDR 312,400 28,243
WHA Corp. PCL, Class F 167,300 15,125
WHA Utilities and Power PCL
- NVDR 3,500 348
TOTAL THAILAND 3,804,607
TURKEY — (0.7%)
Adel Kalemcilik Ticaret ve
Sanayi A/S 3,938 3,428
Agesa Hayat ve Emeklilik A/S 5,561 19,462
Akbank TAS 124,304 156,755
*Aksigorta A/S 4,613 724
Alarko Holding A/S 1,296 3,088
Anadolu Anonim Turk Sigorta
Sirketi 26,223 59,626
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 7,784 32,302
Anadolu Hayat Emeklilik A/S,
Class A 10,345 21,626
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 1,677 2,394
*Arcelik A/S, Class A 3,517 10,398
ARD Grup Bilisim Teknolojileri
A/S 31,011 20,223
Aselsan Elektronik Sanayi Ve
Ticaret A/S 51,502 180,781
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 6,316 16,505
Shares Value†
TURKEY — (Continued)
Aydem Yenilenebilir Enerji A/S 10,039 $ 4,150
Aygaz A/S 9,543 31,761
Aztek Teknoloji Urunleri
Ticaret A/S 330 332
*Bagfas Bandirma Gubre
Fabrikalari A/S 1,920 1,175
*Baticim Bati Anadolu Cimento
Sanayii A/S 34,875 4,797
BIM Birlesik Magazalar A/S 12,758 149,607
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 1,611 15,205
Borusan Yatirim ve Pazarlama
A/S 171 9,426
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S – 5
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 300 678
Celebi Hava Servisi A/S 122 7,978
Coca-Cola Icecek A/S, Class A 31,664 42,894
Deva Holding A/S 1,317 1,942
Dogus Otomotiv Servis ve
Ticaret A/S 20,577 104,598
EGE Endustri VE Ticaret A/S 34 7,864
EGE Gubre Sanayii A/S 1,305 2,234
ΩEnerjisa Enerji A/S 9,859 13,881
Escar Turizm Tasimacilik
Ticaret A/S 1,667 2,904
Europap Tezol Kagit Sanayi
VE Ticaret A/S 864 338
Ford Otomotiv Sanayi A/S 2,343 53,945
Galata Wind Enerji A/S – –
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 3,205 10,550
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 32,693 34,427
Grainturk Tarim A/S 188 1,467
*GSD Holding A/S 1 –
*Gubre Fabrikalari TAS 1,228 8,765
*Ihlas Holding A/S 102,376 6,069
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S, Class F 77,675 13,471
Is Yatirim Menkul Degerler A/S 52,049 48,801
*Isiklar Enerji ve Yapi Holding
A/S 12,468 3,368
Jantsa Jant Sanayi Ve Ticaret
A/S 3,895 2,169
*Karel Elektronik Sanayi ve
Ticaret A/S 2,650 560
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 7,259 1,921
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 79,606 3,063
Kervan Gida Sanayi Ve Ticaret
A/S, Class A 2,016 105
Kocaer Celik Sanayi Ve
Ticaret A/S 47,519 15,197
Kontrolmatik Enerji Ve
Muhendislik A/S 1 1

109
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
TURKEY — (Continued)
LDR Turizm A/S, Class A 652 $ 3,277
Logo Yazilim Sanayi Ve
Ticaret A/S 10,073 35,908
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S, Class
A 20,177 8,174
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 29,670 20,521
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 84,626 71,028
#*MIA Teknoloji A/S 32,043 28,944
Migros Ticaret A/S, Class A 3,145 39,129
Ω*MLP Saglik Hizmetleri A/S,
Class A 4,257 36,139
*NET Holding A/S, Class F 1,849 1,763
*Orge Enerji Elektrik Taahhut
A/S 210 541
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 1,800 17,656
*Peker Gayrimenkul Yatirim
Ortakligi A/S, Class A 23,413 852
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 1,616 549
#*Petkim Petrokimya Holding
A/S, Class H 89,843 37,727
*Polisan Holding A/S 9,460 3,776
*Ral Yatirim Holding A/S 28,120 86,130
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 1 –
*Sasa Polyester Sanayi A/S,
Class A 170,734 18,778
*Say Yenilenebilir Enerji
Ekipmanlari Sanayi ve Ticaret
A/S 573 449
Sekerbank Turk A/S 72,878 9,816
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 16,474 27,478
Sok Marketler Ticaret A/S,
Class A 5,053 4,940
Suwen Tekstil Sanayi
Pazarlama A/S 1,663 459
*TAV Havalimanlari Holding
A/S, Class A 11,539 68,556
*Tekfen Holding A/S 10,632 37,873
*Teknosa Ic Ve Dis Ticaret A/S 8,265 5,110
Tofas Turk Otomobil Fabrikasi
A/S, Class A 7,896 41,061
*Tukas Gida Sanayi ve Ticaret
A/S 214,408 13,324
*Tumosan Motor ve Traktor
Sanayi A/S 2,408 5,209
#*Turk Altin Isletmeleri A/S 26,095 16,895
Turk Traktor ve Ziraat
Makineleri A/S 1,406 22,203
Turkcell Iletisim Hizmetleri A/S 94,280 220,380
Turkiye Garanti Bankasi A/S 28,951 77,309
Turkiye Is Bankasi A/S 239,593 64,166
Turkiye Petrol Rafinerileri A/S 44,199 143,308
Shares Value†
TURKEY — (Continued)
Turkiye Sigorta A/S 57,618 $ 26,262
*Turkiye Vakiflar Bankasi TAO 204,976 110,430
*Ulker Biskuvi Sanayi A/S,
Class A 19,046 52,741
*Ulusoy Un Sanayi ve Ticaret
A/S 660 99
Vakko Tekstil ve Hazir Giyim
Sanayi Isletmeleri A/S 176 282
Vestel Beyaz Esya Sanayi ve
Ticaret A/S 27,744 8,382
*Yapi ve Kredi Bankasi A/S,
Class A 149,869 88,691
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 3,120 1,882
*YEO Teknoloji Enerji VE
Endustri A/S 22,205 24,445
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 2,196 1,383
*Zorlu Enerji Elektrik Uretim
A/S, Class H 36,368 3,026
TOTAL TURKEY 2,620,011
UNITED ARAB EMIRATES — (1.9%)
Abu Dhabi Commercial Bank
PJSC 148,691 471,206
Abu Dhabi Islamic Bank PJSC 150,697 750,808
Abu Dhabi National Insurance
Co. PSC 6,649 11,187
Abu Dhabi National Oil Co. for
Distribution PJSC 321,371 294,856
*Abu Dhabi Ports Co. PJSC 79,256 85,663
Abu Dhabi Ship Building Co.
PJSC 152 250
ADNOC Drilling Co. PJSC,
Class F 182,266 243,151
Agility Global PLC 177,998 59,606
Agthia Group PJSC, Class A 29,594 36,418
Ajman Bank PJSC 55,992 23,019
Aldar Properties PJSC 99,012 222,659
Alpha Dhabi Holding PJSC,
Class A 24,603 75,824
Amanat Holdings PJSC 80,951 23,802
*Americana Restaurants
International PLC - Foreign Co. 127,939 78,372
*Aramex PJSC 70,730 53,533
*Bank of Sharjah, Class A 120,011 29,994
Burjeel Holdings PLC 107,416 44,159
Deyaar Development PJSC 155,806 39,068
Dubai Financial Market PJSC 178,758 66,675
Dubai Investments PJSC 153,253 96,799
Dubai Islamic Bank PJSC 336,552 692,703
Emaar Development PJSC 65,166 236,851
Emaar Properties PJSC 356,009 1,269,713
Emirates Driving Co. 10,080 6,723
Emirates Integrated
Telecommunications Co. PJSC 110,203 261,027
Emirates NBD Bank PJSC 126,057 705,264
*EMSTEEL Building Materials
PJSC 54,690 17,272

110
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value†
UNITED ARAB EMIRATES — (Continued)
First Abu Dhabi Bank PJSC,
Class A 170,266 $ 696,259
*Ghitha Holding PJSC 1,804 8,693
*Gulf Pharmaceutical
Industries PSC 57,233 21,347
*Manazel PJSC 3,136 301
*Modon Holding PSC 91,356 75,860
Palms Sports PrJSC 104 182
*Presight AI Holding PLC 16,526 8,729
*RAK Properties PJSC 129,107 44,640
Ras Al Khaimah Ceramics
PJSC 38,940 26,398
Salik Co. PJSC 252,675 348,086
*Space42 PLC 66,665 30,129
*Union Properties PJSC 222,519 34,532
TOTAL UNITED ARAB
EMIRATES 7,191,758
TOTAL COMMON STOCKS 367,448,410
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
Alpargatas SA 0.360% 10,200 13,332
Banco Bradesco SA 1.430% 92,623 224,629
Banco do Estado do Rio
Grande do Sul SA, Class B
1.590% 28,897 58,698
Banco Pan SA 2.690% 42,300 56,859
*Braskem SA, Class A
15.900% 9,000 16,962
Centrais Eletricas Brasileiras
SA, Class B 4.010% 4,600 39,188
Cia De Sanena Do Parana
1.740% 14,300 15,357
Cia Energetica de Minas
Gerais 4.530% 160,540 310,509
Cia Paranaense de Energia -
Copel, Class B 4.410% 116,500 237,264
Energisa S/A 6.880% 47 70
Eucatex SA Industria e
Comercio 5.170% 3,400 7,549
Gerdau SA 5.340% 1,360 3,601
Itau Unibanco Holding SA
3.200% 75,460 474,241
Klabin SA 0.720% 3 2
Marcopolo SA 4.900% 86,780 107,912
Raizen SA 0.550% 180,394 57,674
Randon SA Implementos e
Participacoes 3.980% 29,900 47,374
Shares Value†
BRAZIL — (Continued)
Schulz SA 1.110% 300 $ 290
Track & Field Co. SA 0.400% 200 408
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A
5.120% 1,100 1,075
TOTAL BRAZIL 1,672,994
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 7.250% 17,291 73,220
TOTAL CHILE 73,220
COLOMBIA — (0.0%)
Bancolombia SA 8.990% 656 6,740
Grupo de Inversiones
Suramericana SA, Class O
1.530% 8,125 72,479
TOTAL COLOMBIA 79,219
TOTAL PREFERRED
STOCKS 1,825,433
RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
*Lloyds Engineering Works,
Ltd. 6/2/2025 14,476 3,847
TOTAL INDIA 3,847
KOREA, REPUBLIC OF — (0.0%)
*Chabiotech Co., Ltd. 6/5/2025 305 736
*Samsung SDI Co., Ltd.
5/23/2025 339 8,216
TOTAL KOREA, REPUBLIC
OF 8,952
THAILAND — (0.0%)
*Energy Absolute PCL
2/13/2028 19,900 191
*Energy Absolute PCL
2/13/2028 51,800 496
*Roctec Global PCL 2/5/2027 5,025 3
*VGI PCL 9/3/2025 6,680 144
TOTAL THAILAND 834
TOTAL RIGHTS/WARRANTS 13,633
TOTAL INVESTMENT SECURITIES — (99.0%)
(Cost $311,369,352) 369,287,476
SECURITIES LENDING COLLATERAL — ( 1.0% )
@§The DFA Short Term
Investment Fund 332,298 3,843,029
TOTAL INVESTMENTS — ( 100.0% )
(Cost $315,212,381) $ 373,130,505
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $24,067,268 which represented 6.5% of the net assets of the Fund.

111
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 13,084,527 $ — $ — $ 13,084,527
Chile ................................ 2,333,114 — — 2,333,114
China ............................... 107,561,965 52,485 1,367 107,615,817
Colombia ............................ 461,781 — — 461,781
Czech ............................... 233,001 — — 233,001
Egypt ............................... 62,790 — — 62,790
Greece .............................. 2,253,807 — — 2,253,807
Hungary ............................. 797,788 — — 797,788
India ................................ 70,516,063 128,251 — 70,644,314
Indonesia ............................ 1,370,638 — 62 1,370,700
Korea, Republic of ..................... 41,671,693 9,423 26,632 41,707,748
Kuwait .............................. 3,021,744 19,973 — 3,041,717
Malaysia ............................. 4,225,815 — — 4,225,815
Mexico .............................. 7,265,545 — — 7,265,545
Peru ................................ 410,622 — — 410,622
Philippines ........................... 1,203,272 — — 1,203,272
Poland .............................. 4,908,937 — — 4,908,937
Qatar ............................... 2,771,382 — — 2,771,382
Saudi Arabia .......................... 12,620,498 — — 12,620,498
South Africa .......................... 9,659,381 — — 9,659,381
Taiwan .............................. 67,159,478 — — 67,159,478
Thailand ............................. 1,621,767 2,182,840 — 3,804,607
Turkey .............................. 2,620,011 — — 2,620,011
United Arab Emirates ................... 7,191,457 301 — 7,191,758
Preferred Stocks
Brazil ............................... 1,672,994 — — 1,672,994
Chile ................................ 73,220 — — 73,220
Colombia ............................ 79,219 — — 79,219
Rights/Warrants
India ................................ — 3,847 — 3,847
Korea, Republic of ..................... 8,216 736 — 8,952
Thailand ............................. 834 — — 834
Securities Lending Collateral ............... — 3,843,029 — 3,843,029
Total Investments ........................ $366,861,559 $6,240,885 $28,061> $373,130,505
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

112
Dimensional Global Sustainability Fixed Income ETF
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
Face
Amount ^
Value†
(000)
AGENCY OBLIGATIONS — (8.4%)
Federal Home Loan Banks
SOFR + 0.11%, FRN,
4.470% 4/10/26(*) .... 700 $ 700,304
Federal National Mortgage
Association
6.500%, 5/1/55, 30 YR
TBA ............... 6,843 7,046,713
2.500%, 5/1/55, 30 YR
TBA ............... 12,349 10,264,128
2.000%, 5/1/55, 30 YR
TBA ............... 12,929 10,252,170
6.000%, 5/1/55, 30 YR
TBA ............... 7,404 7,510,700
Government National Mortgage
Association
6.000%, 5/1/55, 30 YR
TBA ............... 6,330 6,401,954
TOTAL AGENCY
OBLIGATIONS ............ 42,175,969
BONDS — (86.5%)
AUSTRALIA — (5.8%)
Australia & New Zealand
Banking Group, Ltd.
BBSW3M+0.70%, FRN,
4.813%, 6/18/27(*) .... AUD 1,300 832,477
Ω SOFR+0.68%, FRN,
5.035%, 7/16/27(*) .... 1,750 1,754,255
SOFR+0.68%, FRN,
5.035%, 7/16/27(*) .... 1,100 1,102,675
BBSW3M+0.67%, FRN,
4.784%, 12/15/27(*),
MTN ............... AUD 1,000 638,857
Commonwealth Bank of Australia
Ω SOFR+0.40%, FRN,
4.758%, 7/7/25(*) ..... 706 706,155
Ω SOFR+0.63%, FRN,
4.987%, 9/12/25(*) .... 175 175,180
Ω SOFR+0.75%, FRN,
5.107%, 3/13/26(*) .... 300 300,801
Ω
# SOFR+0.97%, FRN,
5.327%, 3/14/27(*) .... 100 100,714
Cooperatieve Rabobank UA
BBSW3M+0.75%, FRN,
4.867%, 5/26/28(*), MTN AUD 500 319,112
Macquarie Bank, Ltd.
Ω SOFRINDX+0.92%,
FRN, 5.280%, 7/2/27(*) 50 50,213
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
National Australia Bank, Ltd.
SOFR+0.76%, FRN,
5.120%, 5/13/25(*) .... 750 $ 750,125
BBSW3M+0.70%, FRN,
4.903%, 5/10/27(*) .... AUD 720 460,875
Ω SOFR+0.79%, FRN,
5.145%, 1/14/30(*) .... 1,000 1,002,135
New South Wales Treasury
Corp.
1.750%, 3/20/34 ..... AUD 2,700 1,354,500
4.750%, 2/20/35 ..... AUD 93 59,231
4.750%, 9/20/35 ..... AUD 276 175,044
4.250%, 2/20/36 ..... AUD 5,893 3,547,595
2.250%, 5/7/41 ...... AUD 6,600 2,838,743
Northern Territory Treasury Corp.
5.750%, 4/21/37 ..... AUD 100 65,634
South Australian Government
Financing Authority
1.750%, 5/24/34 ..... AUD 500 248,907
2.000%, 5/23/36 ..... AUD 800 380,224
Tasmanian Public Finance Corp.
4.000%, 1/20/34 ..... AUD 625 376,411
Treasury Corp. of Victoria
2.000%, 9/17/35 ..... AUD 6,004 2,900,215
4.750%, 9/15/36 ..... AUD 2,738 1,693,479
2.000%, 11/20/37 .... AUD 6,850 3,053,522
5.250%, 9/15/38, MTN AUD 142 90,061
5.500%, 9/15/39 ..... AUD 410 264,552
2.250%, 11/20/41 .... AUD 4,800 1,986,806
Westpac Banking Corp.
SOFR+1.00%, FRN,
5.359%, 8/26/25(*) .... 100 100,254
SOFR+0.72%, FRN,
5.081%, 11/17/25(*) ... 280 280,485
SOFR+0.42%, FRN,
4.775%, 4/16/26(*) .... 1,400 1,399,540
BBSW3M+0.98%, FRN,
5.154%, 2/16/28(*), MTN AUD 500 321,783
TOTAL AUSTRALIA ........ 29,330,560
BELGIUM — (3.3%)
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 1/23/39 ..... 197 199,621
European Union
0.400%, 2/4/37 ...... EUR 1,274 1,062,035
3.375%, 10/4/38, MTN EUR 3,803 4,334,140
3.375%, 11/4/42, MTN EUR 242 269,353
Kingdom of Belgium Government
Bond
Ω 1.450%, 6/22/37 ..... EUR 2,756 2,576,439
Ω 1.900%, 6/22/38 ..... EUR 5,835 5,643,573

113
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
BELGIUM — (Continued)
Ministeries Van de Vlaamse
Gemeenschap
2.750%, 10/22/29, MTN EUR 2,000 $ 2,301,260
4.000%, 9/26/42, MTN EUR 100 117,680
TOTAL BELGIUM ......... 16,504,101
CANADA — (11.8%)
Bank of Montreal
SOFRINDX+0.76%,
FRN, 5.120%, 6/4/27(*) 50 50,013
Bank of Nova Scotia (The)
SOFRINDX+0.55%,
FRN, 4.905%, 3/2/26(*) 90 89,996
SOFR+0.61%, FRN,
4.967%, 9/15/26(*) .... 300 299,640
SOFRINDX+0.78%,
FRN, 5.140%, 6/4/27(*) 100 99,880
SOFRINDX+1.08%,
FRN, 5.436%, 8/1/29(*) 150 149,598
4.850%, 2/1/30 ...... 134 135,543
Brookfield Finance, Inc.
4.350%, 4/15/30 ..... 195 190,352
Canada Housing Trust No. 1
Ω 0.950%, 6/15/25 ..... CAD 1,300 939,072
Canadian Imperial Bank of
Commerce
SOFR+0.94%, FRN,
5.301%, 6/28/27(*) .... 100 100,044
3.600%, 4/7/32 ...... 173 158,884
6.092%, 10/3/33 ..... 178 188,964
CDP Financial, Inc.
Ω SOFRINDX+0.40%,
FRN, 4.761%, 5/19/25(*) 261 261,025
CPPIB Capital, Inc.
3.950%, 9/8/25 ...... CAD 2,000 1,454,412
SOFR+1.25%, FRN,
5.608%, 3/11/26(*) .... 900 907,596
4.750%, 6/2/33 ...... CAD 3,000 2,362,470
Export Development Canada
SOFRINDX+0.33%,
FRN, 4.686%, 8/1/28(*) 5,380 5,382,448
Fairfax Financial Holdings, Ltd.
4.850%, 4/17/28 ..... 90 90,682
4.625%, 4/29/30 ..... 50 49,032
3.375%, 3/3/31 ...... 100 91,039
5.625%, 8/16/32 ..... 691 702,238
6.000%, 12/7/33 ..... 50 51,951
OMERS Finance Trust
0.450%, 5/13/25 ..... EUR 300 340,881
Ontario Teachers' Finance Trust
3.300%, 10/5/29, MTN EUR 800 940,468
1.850%, 5/3/32 ...... EUR 924 983,969
Province of Alberta Canada
2.350%, 6/1/25 ...... CAD 1,500 1,085,467
3.450%, 12/1/43 ..... CAD 4,000 2,562,542
Face
Amount^
Value†
(000)
CANADA — (Continued)
Province of British Columbia
Canada
2.850%, 6/18/25 ..... CAD 1,300 $ 941,312
4.150%, 6/18/34 ..... CAD 3,600 2,702,385
Province of Manitoba Canada
2.450%, 6/2/25 ...... CAD 3,400 2,460,908
3.900%, 12/2/32 ..... CAD 1,800 1,344,064
3.800%, 6/2/33 ...... CAD 800 589,474
4.100%, 3/5/41 ...... CAD 3,000 2,105,756
4.400%, 3/5/42 ...... CAD 3,600 2,615,388
Province of Ontario Canada
2.600%, 6/2/25 ...... CAD 4,400 3,185,023
3.700%, 9/17/29 ..... 2,000 1,980,390
4.100%, 3/4/33 ...... CAD 2,000 1,512,459
5.350%, 5/8/34, MTN . AUD 100 66,521
4.150%, 6/2/34 ...... CAD 5,000 3,760,407
3.500%, 6/2/43 ...... CAD 3,000 1,950,206
Province of Quebec Canada
2.600%, 7/6/25 ...... CAD 1,000 723,949
2.750%, 9/1/25 ...... CAD 1,000 723,912
3.250%, 9/1/32 ...... CAD 3,800 2,730,261
5.000%, 12/1/41 ..... CAD 3,000 2,352,110
Province of Saskatchewan
Canada
0.800%, 9/2/25 ...... CAD 2,000 1,438,978
Quebec T-Bill
2.700%, 5/23/25 ..... CAD 3,500 2,529,487
Rogers Communications, Inc.
2.900%, 11/15/26 .... 41 39,484
7.500%, 8/15/38 ..... 506 578,975
4.500%, 3/15/42 ..... 125 104,732
4.500%, 3/15/43 ..... 250 206,448
5.450%, 10/1/43 ..... 313 289,151
5.000%, 3/15/44 ..... 100 87,261
Royal Bank of Canada
SOFRINDX+0.71%,
FRN, 5.065%, 1/21/27(*) 100 100,135
3.625%, 6/14/27, MTN GBP 318 415,700
5.000%, 1/24/28, MTN GBP 100 134,823
2.125%, 4/26/29, MTN EUR 700 777,126
TELUS Corp.
4.850%, 4/5/44 ...... CAD 1,500 1,034,645
Toronto-Dominion Bank (The)
SOFR+0.73%, FRN,
5.088%, 4/5/27(*) ..... 150 149,351
TOTAL CANADA .......... 59,299,027
FINLAND — (0.6%)
Kuntarahoitus OYJ
Ω 5.357%, SOFR+1.00%,
2/2/29(*) ............ 1,000 1,019,916
Nordea Bank Abp
0.500%, 11/2/28, MTN EUR 821 862,506
Ω SOFR+1.02%, FRN,
5.378%, 9/10/29(*) .... 668 668,519

114
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
FINLAND — (Continued)
OP Corporate Bank PLC
EUR003M+0.40%, FRN,
2.769%, 3/28/27(*) .... EUR 521 $ 592,755
TOTAL FINLAND .......... 3,143,696
FRANCE — (4.3%)
Action Logement Services
3.125%, 9/28/37, MTN EUR 1,000 1,084,261
4.125%, 10/3/38, MTN EUR 2,800 3,306,196
Agence Francaise de
Developpement EPIC
3.750%, 9/20/38, MTN EUR 1,000 1,153,747
Agence France Locale
1.375%, 6/20/25, MTN GBP 100 132,967
Banque Federative du Credit
Mutuel SA
5.000%, 1/19/26, MTN GBP 100 133,948
EUR003M+0.64%, FRN,
3.104%, 3/5/27(*) ..... EUR 100 114,032
BNP Paribas SA
3.375%, 1/23/26, MTN GBP 148 195,941
3.625%, 9/1/29, MTN . EUR 500 581,116
5.750%, 6/13/32, MTN GBP 200 271,375
4.095%, 2/13/34, MTN EUR 1,000 1,161,516
Bouygues SA
5.375%, 6/30/42 ..... EUR 200 258,115
BPCE SA
Ω
# 2.700%, 10/1/29 ..... 50 46,055
0.625%, 1/15/30 ..... EUR 300 307,725
2.375%, 4/26/32, MTN EUR 800 860,021
Bpifrance SACA
3.375%, 5/25/34, MTN EUR 500 576,032
Credit Agricole SA
0.375%, 4/20/28, MTN EUR 500 531,092
2.500%, 8/29/29, MTN EUR 400 449,931
Ω 5.514%, 7/5/33 ...... 312 320,820
Dexia SA
SONIO/N+1.00%, FRN,
5.483%, 3/25/26(*), MTN GBP 2,000 2,686,711
French Republic Government
Bond OAT
Ω 1.250%, 5/25/36 ..... EUR 779 721,361
Ω 1.250%, 5/25/38 ..... EUR 5,352 4,696,655
La Poste SA
2.625%, 9/14/28, MTN EUR 900 1,024,524
4.000%, 6/12/35, MTN EUR 200 236,438
0.625%, 1/18/36, MTN EUR 400 332,795
Societe Generale SA
0.250%, 7/8/27, MTN . EUR 200 216,251
4.250%, 11/16/32, MTN EUR 100 120,765
Societe Nationale SNCF SACA
3.375%, 5/25/33 ..... EUR 100 115,908
Face
Amount^
Value†
(000)
FRANCE — (Continued)
Tikehau Capital SCA
6.625%, 3/14/30 ..... EUR 100 $ 126,708
TOTAL FRANCE .......... 21,763,006
GERMANY — (3.9%)
Bayer US Finance II LLC
Ω 4.200%, 7/15/34 ..... 493 436,368
Ω 5.500%, 7/30/35 ..... 1,030 990,588
Ω 4.625%, 6/25/38 ..... 770 659,805
Bayer US Finance LLC
Ω 6.500%, 11/21/33 .... 743 776,461
BMW US Capital LLC
Ω SOFRINDX+0.80%,
FRN, 5.160%, 8/13/26(*) 50 50,062
Daimler Truck Finance North
America LLC
Ω 5.500%, 9/20/33 ..... 335 333,321
Deutsche Bahn Finance GMBH
1.375%, 7/7/25, MTN . GBP 120 159,316
0.750%, 7/16/35, MTN EUR 1,450 1,313,085
3.625%, 12/18/37, MTN EUR 106 124,295
3.375%, 1/29/38, MTN EUR 100 113,855
4.000%, 11/23/43, MTN EUR 100 119,250
Deutsche Telekom International
Finance BV
Ω 4.750%, 6/21/38 ..... 185 173,730
E.ON International Finance BV
Ω 6.650%, 4/30/38 ..... 519 561,688
EnBW International Finance BV
4.300%, 5/23/34, MTN EUR 1,500 1,798,692
Fresenius Medical Care AG
3.875%, 9/20/27, MTN EUR 187 218,683
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 2/16/31 ..... 249 210,406
Fresenius SE & Co. KGaA
2.875%, 5/24/30, MTN EUR 134 152,264
Kreditanstalt fuer Wiederaufbau
2.600%, 6/20/37 ..... JPY 62,000 505,455
Landeskreditbank Baden-
Wuerttemberg Foerderbank
SONCINDX+1.25%,
FRN, 5.730%, 2/23/26(*) GBP 3,500 4,713,049
NRW Bank
0.625%, 5/19/25, MTN 100 99,818
Siemens
Financieringsmaatschappij NV
Ω 2.875%, 3/11/41 ..... 3,388 2,470,009
2.875%, 3/11/41 ..... 500 364,523
Sixt SE
3.250%, 1/22/30, MTN EUR 237 271,516
T-Mobile USA, Inc.
4.375%, 4/15/40 ..... 1,124 981,397
Volkswagen Bank GmbH
4.625%, 5/3/31, MTN . EUR 100 118,317

115
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Volkswagen Financial Services
AG
3.875%, 9/10/30 ..... EUR 849 $ 980,606
Volkswagen Group of America
Finance LLC
Ω 5.900%, 9/12/33 ..... 200 200,223
Ω
# 5.600%, 3/22/34 ..... 788 777,171
TOTAL GERMANY ........ 19,673,953
IRELAND — (0.4%)
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
3.650%, 7/21/27 ..... 214 209,111
3.300%, 1/30/32 ..... 752 664,448
3.850%, 10/29/41 .... 1,335 1,032,091
TOTAL IRELAND .......... 1,905,650
ITALY — (0.9%)
Intesa Sanpaolo SpA
5.625%, 3/8/33, MTN . EUR 365 464,343
Ω 6.625%, 6/20/33 ..... 538 577,510
Italy Buoni Poliennali Del Tesoro
5.750%, 2/1/33 ...... EUR 1,710 2,285,572
Ω 0.950%, 3/1/37 ...... EUR 1,339 1,127,200
Ω 3.250%, 3/1/38 ...... EUR 100 107,452
Ω 1.800%, 3/1/41 ...... EUR 100 84,744
TOTAL ITALY ............ 4,646,821
JAPAN — (10.4%)
7-Eleven, Inc.
Ω 2.500%, 2/10/41 ..... 1,330 863,788
American Honda Finance Corp.
SOFR+0.60%, FRN,
4.961%, 8/14/25(*) .... 81 81,019
SOFR+0.71%, FRN,
5.067%, 1/9/26(*) ..... 100 100,062
SOFRINDX+0.72%,
FRN, 5.078%, 10/5/26(*) 159 159,047
SOFR+0.71%, FRN,
5.067%, 7/9/27(*) ..... 681 679,097
SOFR+0.72%, FRN,
5.075%, 10/22/27(*) ... 375 372,758
Development Bank of Japan, Inc.
4.500%, 6/6/25, MTN . GBP 950 1,268,602
Japan Government Five Year
Bond
0.200%, 12/20/27 .... JPY 254,600 1,761,781
Face
Amount^
Value†
(000)
JAPAN — (Continued)
Japan Government Ten Year
Bond
0.100%, 6/20/28 ..... JPY 327,800 $ 2,253,349
0.100%, 6/20/29 ..... JPY 483,500 3,290,369
0.200%, 3/20/32 ..... JPY 250,350 1,664,940
0.500%, 12/20/32 .... JPY 238,550 1,605,296
0.500%, 3/20/33 ..... JPY 238,500 1,600,043
0.400%, 6/20/33 ..... JPY 483,850 3,209,271
0.600%, 12/20/33 .... JPY 154,800 1,035,719
0.800%, 3/20/34 ..... JPY 154,800 1,049,349
Japan Government Thirty Year
Bond
2.400%, 9/20/38 ..... JPY 963,450 7,286,665
2.200%, 3/20/41 ..... JPY 242,500 1,752,719
2.000%, 3/20/42 ..... JPY 123,800 860,785
Japan Government Twenty Year
Bond
1.500%, 3/20/34 ..... JPY 216,700 1,558,922
1.400%, 9/20/34 ..... JPY 347,100 2,464,303
1.200%, 12/20/34 .... JPY 259,300 1,803,284
1.200%, 9/20/35 ..... JPY 330,000 2,273,076
0.400%, 3/20/36 ..... JPY 287,950 1,807,096
0.600%, 9/20/37 ..... JPY 359,150 2,231,519
0.500%, 12/20/41 .... JPY 483,600 2,656,749
1.500%, 9/20/43 ..... JPY 538,800 3,405,122
Mitsubishi UFJ Financial Group,
Inc.
3.195%, 7/18/29 ..... 232 219,382
Mizuho Financial Group, Inc.
2.096%, 4/8/32, MTN . EUR 246 255,380
Nomura Holdings, Inc.
SOFR+1.25%, FRN,
5.611%, 7/2/27(*) ..... 100 100,167
2.679%, 7/16/30 ..... 666 595,039
Protective Life Corp.
8.450%, 10/15/39 .... 234 287,590
Sumitomo Mitsui Financial
Group, Inc.
1.546%, 6/15/26 ..... EUR 327 368,011
3.040%, 7/16/29 ..... 277 260,542
Takeda Pharmaceutical Co., Ltd.
1.000%, 7/9/29 ...... EUR 223 236,539
3.025%, 7/9/40 ...... 414 304,498
Toyota Motor Credit Corp.
SOFRINDX+0.89%,
FRN, 5.251%, 5/18/26(*) 100 100,309
SOFR+0.65%, FRN,
5.009%, 3/19/27(*) .... 100 100,001
TOTAL JAPAN ............ 51,922,188

116
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
LUXEMBOURG — (1.9%)
European Investment Bank
SONCINDX+1.00%,
FRN, 5.482%, 9/8/25(*),
MTN ............... GBP 1,800 $ 2,411,741
SONIO/N+0.34%, FRN,
4.822%, 3/12/26(*) .... GBP 4,523 6,052,031
2.150%, 1/18/27 ..... JPY 70,000 504,483
JAB Holdings BV
5.000%, 6/12/33 ..... EUR 400 484,668
TOTAL LUXEMBOURG ..... 9,452,923
NETHERLANDS — (1.0%)
ABN AMRO Bank NV
EUR003M+0.60%, FRN,
2.879%, 1/15/27(*) .... EUR 1,500 1,712,912
4.250%, 2/21/30, MTN EUR 500 595,502
BNG Bank NV
2.450%, 7/21/32 ..... AUD 556 311,076
Cooperatieve Rabobank UA
SOFRINDX+0.89%, FRN,
5.245%, 10/17/29(*) ... 252 251,443
5.250%, 5/24/41 ..... 1,033 1,002,994
Heineken NV
Ω 4.000%, 10/1/42 ..... 385 313,958
ING Groep NV
3.000%, 2/18/26, MTN GBP 300 395,189
2.000%, 9/20/28, MTN EUR 200 221,116
4.550%, 10/2/28 ..... 17 16,991
4.050%, 4/9/29 ...... 21 20,562
Koninklijke Philips NV
5.000%, 3/15/42 ..... 120 107,210
TOTAL NETHERLANDS .... 4,948,953
NEW ZEALAND — (0.6%)
ASB Bank, Ltd.
0.250%, 9/8/28, MTN . EUR 118 123,675
New Zealand Government Bond
1.750%, 5/15/41 ..... NZD 5,000 1,931,979
Westpac Securities NZ, Ltd.
1.099%, 3/24/26, MTN EUR 711 798,329
TOTAL NEW ZEALAND ..... 2,853,983
PHILIPPINES — (0.6%)
Asian Development Bank
2.350%, 6/21/27 ..... JPY 50,000 363,339
SONIO/N+1.00%, FRN,
5.480%, 5/23/29(*), MTN GBP 2,007 2,753,721
TOTAL PHILIPPINES ...... 3,117,060
Face
Amount^
Value†
(000)
SINGAPORE — (0.1%)
Temasek Financial I, Ltd.
5.125%, 7/26/40, MTN GBP 402 $ 530,890
TOTAL SINGAPORE ....... 530,890
SPAIN — (1.0%)
Banco Santander SA
4.250%, 6/12/30, MTN EUR 100 120,810
6.938%, 11/7/33 ..... 400 449,527
CaixaBank SA
3.750%, 9/7/29, MTN . EUR 600 708,160
4.250%, 9/6/30, MTN . EUR 200 240,927
Spain Government Bond
Ω 3.900%, 7/30/39 ..... EUR 1,150 1,360,077
Telefonica Emisiones SA
3.724%, 1/23/34 ..... EUR 700 793,233
7.045%, 6/20/36 ..... 1,094 1,211,729
Telefonica Europe BV
8.250%, 9/15/30 ..... 66 75,878
TOTAL SPAIN ............ 4,960,341
SUPRANATIONAL — (8.8%)
Asian Development Bank
SOFRINDX+1.00%,
FRN, 5.357%, 6/16/26(*) 210 211,745
SOFRINDX+1.00%,
FRN, 5.360%, 8/27/26(*) 608 613,892
SOFRINDX+1.00%,
FRN, 5.360%, 4/6/27(*) 4,500 4,560,750
SOFRINDX+0.30%,
FRN, 4.657%, 6/20/28(*) 1,600 1,598,130
Asian Infrastructure Investment
Bank (The)
0.500%, 5/28/25 ..... 100 99,703
3.375%, 6/29/25 ..... 54 53,901
Council Of Europe Development
Bank
3.000%, 6/16/25 ..... 50 49,904
European Bank for
Reconstruction & Development
SOFRINDX+0.19%,
FRN, 4.545%, 4/14/26(*) 369 368,775
SOFRINDX+0.33%,
FRN, 4.691%, 2/20/28(*) 5,900 5,904,125
SOFRINDX+0.30%,
FRN, 4.661%, 2/16/29(*) 2,143 2,140,512
European Investment Bank
SOFRINDX+1.00%,
FRN, 5.360%, 5/21/28(*) 900 918,216
SOFRINDX+0.32%,
FRN, 4.682%, 8/14/29(*) 2,761 2,763,146

117
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
Inter-American Development
Bank
SOFRINDX+0.17%,
FRN, 4.527%, 9/16/26(*) 600 $ 599,280
SOFRINDX+0.28%,
FRN, 4.637%, 4/12/27(*) 843 843,042
SOFRINDX+0.35%,
FRN, 4.711%, 10/4/27(*) 4,677 4,679,049
SOFRINDX+0.27%,
FRN, 4.627%, 3/20/28(*) 200 199,676
SOFRINDX+0.35%,
FRN, 4.710%, 10/5/28(*) 900 900,880
SOFRINDX+0.30%,
FRN, 4.661%, 2/15/29(*) 1,327 1,324,452
SOFRINDX+0.37%,
FRN, 4.726%, 8/1/29(*) 3,684 3,687,069
International Bank for
Reconstruction & Development
SOFRINDX+0.31%,
FRN, 4.667%, 9/18/25(*) 347 347,045
SOFRINDX+0.31%,
FRN, 4.668%, 9/23/26(*) 568 568,629
SOFRINDX+0.37%,
FRN, 4.727%, 1/12/27(*) 559 560,096
SOFRINDX+0.28%,
FRN, 4.790%, 2/23/27(*) 447 447,469
SOFRINDX+0.27%,
FRN, 4.627%, 6/15/27(*) 1,722 1,721,930
SOFRINDX+0.43%,
FRN, 4.791%, 8/19/27(*) 892 894,935
SOFRINDX+0.30%,
FRN, 4.661%, 5/15/28(*) 4,776 4,776,617
SOFRINDX+0.29%, FRN,
4.651%, 11/22/28(*) ... 500 498,515
SOFRINDX+0.30%,
FRN, 4.655%, 1/24/29(*) 150 149,592
International Finance Corp.
SOFRINDX+0.28%,
FRN, 4.637%, 3/16/26(*) 306 306,162
SOFRINDX+0.31%,
FRN, 4.670%, 8/28/28(*),
MTN ............... 325 324,998
Nordic Investment Bank
SOFRINDX+1.00%,
FRN, 5.362%, 5/12/26(*) 258 260,027
Ω SOFRINDX+0.29%,
FRN, 4.651%, 10/4/27(*) 1,800 1,799,514
TOTAL SUPRANATIONAL .. 44,171,776
SWEDEN — (0.4%)
Kommuninvest I Sverige AB
1.000%, 5/12/25, MTN SEK 1,000 103,643
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.536%, 5/3/27(*) ..... EUR 100 113,733
Face
Amount^
Value†
(000)
SWEDEN — (Continued)
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
5.019%, 5/28/27(*) .... 851 $ 850,340
0.050%, 9/6/28, MTN . EUR 600 627,579
Volvo Treasury AB
2.625%, 2/20/26, MTN EUR 150 170,736
TOTAL SWEDEN .......... 1,866,031
SWITZERLAND — (0.0%)
Chubb INA Holdings LLC
0.875%, 12/15/29 .... 231 238,557
TOTAL SWITZERLAND ..... 238,557
UNITED KINGDOM — (3.5%)
Ashtead Capital, Inc.
Ω 5.500%, 8/11/32 ..... 290 287,564
Ω 5.550%, 5/30/33 ..... 435 430,322
Ω 5.950%, 10/15/33 .... 1,050 1,062,140
British Telecommunications PLC
# 5.125%, 12/4/28 ..... 45 46,080
3.375%, 8/30/32, MTN EUR 200 227,155
HSBC Holdings PLC
6.100%, 1/14/42 ..... 50 52,751
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.320%, 3/4/27(*) ..... 201 201,865
Lloyds Banking Group PLC
4.550%, 8/16/28 ..... 356 355,708
Motability Operations Group PLC
3.875%, 1/24/34, MTN EUR 1,400 1,608,884
Nationwide Building Society
3.250%, 9/5/29, MTN . EUR 315 363,507
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
5.261%, 5/17/27(*) .... 100 99,764
Santander UK Group Holdings
PLC
3.625%, 1/14/26, MTN GBP 208 275,573
U.K. Gilt
1.125%, 1/31/39 ..... GBP 13,355 11,378,675
1.250%, 10/22/41 .... GBP 1,199 945,572
Vodafone Group PLC
6.150%, 2/27/37 ..... 166 175,524
TOTAL UNITED KINGDOM .. 17,511,084
UNITED STATES — (27.2%)
Abbott Laboratories
6.000%, 4/1/39 ...... 358 391,131
5.300%, 5/27/40 ..... 50 50,766
4.750%, 4/15/43 ..... 1,133 1,059,287
Aetna, Inc.
6.750%, 12/15/37 .... 373 398,146
4.500%, 5/15/42 ..... 886 720,668
Affiliated Managers Group, Inc.
3.300%, 6/15/30 ..... 648 604,239

118
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Aflac, Inc.
6.900%, 12/17/39 .... 335 $ 373,736
6.450%, 8/15/40 ..... 100 107,539
Allstate Corp. (The)
# 5.550%, 5/9/35 ...... 835 857,757
4.500%, 6/15/43 ..... 100 84,277
Ally Financial, Inc.
# 8.000%, 11/1/31 ..... 266 294,569
8.000%, 11/1/31 ..... 835 917,146
Amazon.com, Inc.
3.875%, 8/22/37 ..... 650 585,705
2.875%, 5/12/41 ..... 4,035 2,986,732
Amcor Finance USA, Inc.
4.500%, 5/15/28 ..... 50 49,860
American Express Co.
SOFRINDX+0.65%,
FRN, 5.005%, 11/4/26(*) 100 99,788
8.150%, 3/19/38 ..... 335 414,087
American Medical Systems
Europe BV
1.625%, 3/8/31 ...... 473 497,142
American Water Capital Corp.
6.593%, 10/15/37 .... 264 291,176
Amgen, Inc.
6.400%, 2/1/39 ...... 93 99,888
5.600%, 3/2/43 ...... 100 97,293
Aon Global, Ltd.
4.250%, 12/12/42 .... 50 40,348
Apple, Inc.
2.375%, 2/8/41 ...... 200 138,524
3.850%, 5/4/43 ...... 2,255 1,869,553
Arrow Electronics, Inc.
3.875%, 1/12/28 ..... 497 486,565
5.875%, 4/10/34 ..... 734 737,903
Assurant, Inc.
2.650%, 1/15/32 ..... 150 126,212
Assured Guaranty US Holdings,
Inc.
# 3.150%, 6/15/31 ..... 88 80,043
AT&T, Inc.
6.300%, 1/15/38 ..... 80 85,934
4.850%, 3/1/39 ...... 372 345,329
6.100%, 7/15/40 ..... 50 51,336
5.350%, 9/1/40 ...... 11 10,530
6.375%, 3/1/41 ...... 100 103,496
6.250%, 3/29/41 ..... 335 341,607
3.500%, 6/1/41 ...... 341 261,825
4.300%, 12/15/42 .... 50 41,706
Athene Holding, Ltd.
6.650%, 2/1/33 ...... 55 58,389
# 5.875%, 1/15/34 ..... 413 418,220
AutoNation, Inc.
2.400%, 8/1/31 ...... 100 83,977
3.850%, 3/1/32 ...... 50 44,943
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Avnet, Inc.
3.000%, 5/15/31 ..... 351 $ 305,469
5.500%, 6/1/32 ...... 623 611,230
Bank of America Corp.
5.875%, 2/7/42 ...... 576 593,858
Best Buy Co., Inc.
1.950%, 10/1/30 ..... 1 860
Blackrock, Inc.
1.250%, 5/6/25 ...... 125 142,088
Blue Owl Finance LLC
6.250%, 4/18/34 ..... 80 80,715
Boardwalk Pipelines, LP
5.625%, 8/1/34 ...... 150 148,562
Booking Holdings, Inc.
4.500%, 11/15/31 .... 1,048 1,275,389
Boston Properties, LP
# 3.250%, 1/30/31 ..... 50 45,046
2.550%, 4/1/32 ...... 444 365,335
2.450%, 10/1/33 ..... 100 78,258
6.500%, 1/15/34 ..... 282 295,638
5.750%, 1/15/35 ..... 510 502,972
Brighthouse Financial, Inc.
# 5.625%, 5/15/30 ..... 306 313,939
Bristol-Myers Squibb Co.
3.550%, 3/15/42 ..... 300 233,298
Brixmor Operating Partnership,
LP
4.125%, 5/15/29 ..... 126 122,813
# 4.050%, 7/1/30 ...... 84 80,645
Broadcom, Inc.
Ω 3.469%, 4/15/34 ..... 422 370,763
Ω 3.187%, 11/15/36 .... 1,397 1,140,037
Ω 3.500%, 2/15/41 ..... 171 132,654
Broadstone Net Lease LLC
2.600%, 9/15/31 ..... 50 42,122
Brown & Brown, Inc.
2.375%, 3/15/31 ..... 525 453,112
Brunswick Corp.
2.400%, 8/18/31 ..... 150 122,299
4.400%, 9/15/32 ..... 616 552,859
Cardinal Health, Inc.
4.600%, 3/15/43 ..... 100 83,909
Charles Schwab Corp. (The)
SOFRINDX+0.52%,
FRN, 4.880%, 5/13/26(*) 72 71,937
SOFRINDX+1.05%,
FRN, 5.410%, 3/3/27(*) 300 301,443
Chubb Corp. (The)
6.500%, 5/15/38 ..... 1,000 1,107,712
Cigna Group (The)
4.800%, 8/15/38 ..... 1,098 1,019,832
3.200%, 3/15/40 ..... 720 546,935
6.125%, 11/15/41 .... 11 11,338

119
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Cisco Systems, Inc.
5.900%, 2/15/39 ..... 1,985 $ 2,118,027
5.500%, 1/15/40 ..... 4,165 4,255,486
Citigroup, Inc.
6.875%, 3/5/38 ...... 166 183,601
8.125%, 7/15/39 ..... 2,597 3,212,330
5.875%, 1/30/42 ..... 231 234,094
CME Group, Inc.
5.300%, 9/15/43 ..... 136 135,287
CNO Financial Group, Inc.
5.250%, 5/30/29 ..... 250 250,187
6.450%, 6/15/34 ..... 1,631 1,682,713
Comcast Corp.
3.900%, 3/1/38 ...... 886 759,058
6.550%, 7/1/39 ...... 458 504,581
3.250%, 11/1/39 ..... 622 481,358
6.400%, 3/1/40 ...... 86 92,846
3.750%, 4/1/40 ...... 425 348,524
Conagra Brands, Inc.
5.300%, 11/1/38 ..... 500 473,317
Corebridge Financial, Inc.
4.350%, 4/5/42 ...... 1,286 1,049,357
Cox Communications, Inc.
Ω 4.800%, 2/1/35 ...... 1,221 1,141,395
Ω 8.375%, 3/1/39 ...... 150 181,064
Crown Castle, Inc.
2.900%, 4/1/41 ...... 500 351,153
CSL Finance PLC
Ω 4.625%, 4/27/42 ..... 250 219,097
CVS Health Corp.
4.780%, 3/25/38 ..... 915 825,215
6.125%, 9/15/39 ..... 183 185,171
4.125%, 4/1/40 ...... 237 192,844
6.000%, 6/1/44 ...... 564 546,284
Dell International LLC/EMC Corp.
3.375%, 12/15/41 .... 205 147,062
Dell, Inc.
6.500%, 4/15/38 ..... 154 159,841
5.400%, 9/10/40 ..... 212 194,199
Dick's Sporting Goods, Inc.
3.150%, 1/15/32 ..... 535 468,524
Discover Financial Services
4.100%, 2/9/27 ...... 40 39,476
6.700%, 11/29/32 .... 213 227,144
DXC Technology Co.
2.375%, 9/15/28 ..... 100 91,653
eBay, Inc.
6.300%, 11/22/32 .... 416 448,263
4.000%, 7/15/42 ..... 1,162 920,243
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Elevance Health, Inc.
5.850%, 1/15/36 ..... 115 $ 120,082
6.375%, 6/15/37 ..... 736 793,099
4.625%, 5/15/42 ..... 450 390,148
4.650%, 1/15/43 ..... 105 91,417
5.100%, 1/15/44 ..... 706 642,328
EPR Properties
3.600%, 11/15/31 .... 230 203,337
Equifax, Inc.
2.350%, 9/15/31 ..... 354 305,545
FedEx Corp.
Ω 4.900%, 1/15/34 ..... 75 72,296
Fidelity National Financial, Inc.
3.400%, 6/15/30 ..... 664 610,423
Fidelity National Information
Services, Inc.
3.100%, 3/1/41 ...... 535 380,704
First American Financial Corp.
4.000%, 5/15/30 ..... 262 248,008
2.400%, 8/15/31 ..... 291 245,975
5.450%, 9/30/34 ..... 102 98,611
Fiserv, Inc.
2.250%, 7/1/25 ...... 101 134,247
1.625%, 7/1/30 ...... 150 157,365
Flex, Ltd.
4.875%, 6/15/29 ..... 317 314,742
Flowserve Corp.
3.500%, 10/1/30 ..... 402 370,623
2.800%, 1/15/32 ..... 90 76,717
FMC Corp.
5.650%, 5/18/33 ..... 478 460,529
Fortune Brands Innovations, Inc.
3.250%, 9/15/29 ..... 287 269,886
4.000%, 3/25/32 ..... 511 472,428
Fox Corp.
6.500%, 10/13/33 .... 54 57,442
5.476%, 1/25/39 ..... 3,303 3,171,578
GATX Corp.
4.550%, 11/7/28 ..... 33 33,004
6.050%, 3/15/34 ..... 545 566,670
6.900%, 5/1/34 ...... 1,000 1,098,846
General Electric Co.
6.600%, 4/1/36 ...... 863 885,807
5.150%, 4/1/38 ...... 462 415,681
6.250%, 10/2/43 ..... 835 787,590
General Motors Financial Co.,
Inc.
SOFRINDX+1.35%,
FRN, 5.704%, 5/8/27(*) 51 50,540
SOFRINDX+1.05%,
FRN, 5.405%, 7/15/27(*) 34 33,414
0.650%, 9/7/28 ...... 300 316,553
6.100%, 1/7/34 ...... 116 116,566
5.450%, 9/6/34 ...... 264 253,346

120
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Gilead Sciences, Inc.
4.000%, 9/1/36 ...... 842 $ 760,655
Global Payments, Inc.
3.200%, 8/15/29 ..... 299 278,387
Goldman Sachs Group, Inc.
(The)
1.250%, 2/7/29, MTN . 54 57,843
0.875%, 5/9/29, MTN . 140 146,759
6.250%, 2/1/41 ...... 780 813,982
Halliburton Co.
7.450%, 9/15/39 ..... 269 306,862
4.500%, 11/15/41 .... 306 252,541
4.750%, 8/1/43 ...... 220 184,059
Hasbro, Inc.
6.050%, 5/14/34 ..... 212 215,183
6.350%, 3/15/40 ..... 1,002 1,002,751
5.100%, 5/15/44 ..... 532 455,797
HCA, Inc.
7.500%, 11/6/33 ..... 405 456,642
4.375%, 3/15/42 ..... 970 789,636
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω
# 1.500%, 6/1/25 ...... 50 49,856
Healthcare Realty Holdings, LP
3.625%, 1/15/28 ..... 26 25,194
3.100%, 2/15/30 ..... 80 73,446
Highwoods Realty, LP
2.600%, 2/1/31 ...... 229 194,294
7.650%, 2/1/34 ...... 448 490,638
Host Hotels & Resorts, LP
5.700%, 7/1/34 ...... 1,014 997,812
HP, Inc.
6.000%, 9/15/41 ..... 1,421 1,390,105
Humana, Inc.
4.625%, 12/1/42 ..... 100 83,119
4.950%, 10/1/44 ..... 1,000 851,174
IBM International Capital Pte ,
Ltd.
5.250%, 2/5/44 ...... 495 466,925
Intel Corp.
4.600%, 3/25/40 ..... 141 119,772
2.800%, 8/12/41 ..... 374 242,007
4.800%, 10/1/41 ..... 490 406,924
4.250%, 12/15/42 .... 912 700,699
5.625%, 2/10/43 ..... 1,162 1,071,947
Intercontinental Exchange, Inc.
2.650%, 9/15/40 ..... 886 634,959
International Business Machines
Corp.
0.875%, 2/9/30, MTN . 350 361,691
4.150%, 5/15/39 ..... 1,289 1,118,258
4.000%, 6/20/42 ..... 733 597,398
International Finance Corp.
1.500%, 4/15/35, MTN 2,100 995,668
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
International Flavors &
Fragrances, Inc.
4.450%, 9/26/28 ..... 15 $ 14,435
Ω 3.268%, 11/15/40 .... 975 700,073
Interpublic Group of Cos., Inc.
(The)
# 4.750%, 3/30/30 ..... 56 56,096
3.375%, 3/1/41 ...... 1,328 958,629
Invitation Homes Operating
Partnership, LP
2.000%, 8/15/31 ..... 69 57,836
Jackson Financial, Inc.
3.125%, 11/23/31 .... 1,063 914,951
5.670%, 6/8/32 ...... 457 457,059
Janus Henderson US Holdings,
Inc.
5.450%, 9/10/34 ..... 200 191,612
Jefferies Financial Group, Inc.
2.625%, 10/15/31 .... 50 42,150
2.750%, 10/15/32 .... 800 655,051
6.200%, 4/14/34 ..... 277 280,686
6.250%, 1/15/36 ..... 125 126,132
6.500%, 1/20/43 ..... 320 314,299
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.955%, 4/19/27(*) .... 34 34,034
SOFR+0.60%, FRN,
4.958%, 6/11/27(*) .... 150 150,091
Johnson & Johnson
4.500%, 9/1/40 ...... 850 802,328
JPMorgan Chase & Co.
6.400%, 5/15/38 ..... 325 356,712
5.500%, 10/15/40 .... 1,247 1,256,457
5.600%, 7/15/41 ..... 586 591,594
Juniper Networks, Inc.
3.750%, 8/15/29 ..... 215 208,194
Kemper Corp.
3.800%, 2/23/32 ..... 294 261,756
Kraft Heinz Foods Co.
Ω 7.125%, 8/1/39 ...... 974 1,105,049
5.000%, 6/4/42 ...... 270 244,411
Kyndryl Holdings, Inc.
6.350%, 2/20/34 ..... 976 1,007,044
4.100%, 10/15/41 .... 1,880 1,417,198
Lazard Group LLC
4.500%, 9/19/28 ..... 238 235,227
Lear Corp.
4.250%, 5/15/29 ..... 303 294,842
Legg Mason, Inc.
5.625%, 1/15/44 ..... 107 103,084
Liberty Mutual Group, Inc.
Ω 4.569%, 2/1/29 ...... 317 315,486
Ω 4.625%, 12/2/30 ..... 407 493,146

121
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Lincoln National Corp.
3.400%, 3/1/32 ...... 50 $ 44,541
5.852%, 3/15/34 ..... 198 201,489
6.150%, 4/7/36 ...... 50 52,182
6.300%, 10/9/37 ..... 450 461,840
7.000%, 6/15/40 ..... 514 567,987
Markel Group, Inc.
5.000%, 3/30/43 ..... 335 295,905
Marsh & McLennan Cos., Inc.
4.750%, 3/15/39 ..... 101 95,086
MetLife, Inc.
5.375%, 7/15/33 ..... 90 92,772
6.375%, 6/15/34 ..... 387 420,974
5.700%, 6/15/35 ..... 88 92,273
5.875%, 2/6/41 ...... 337 344,458
Micron Technology, Inc.
5.875%, 9/15/33 ..... 50 51,172
3.366%, 11/1/41 ..... 50 35,506
Mohawk Industries, Inc.
3.625%, 5/15/30 ..... 63 59,447
Molson Coors Beverage Co.
# 5.000%, 5/1/42 ...... 326 296,281
Morgan Stanley
1.875%, 4/27/27, MTN 400 448,280
6.375%, 7/24/42 ..... 1,193 1,280,914
Motorola Solutions, Inc.
2.300%, 11/15/30 .... 95 83,696
2.750%, 5/24/31 ..... 756 671,482
Mylan, Inc.
5.400%, 11/29/43 .... 100 79,516
NBCUniversal Media LLC
5.950%, 4/1/41 ...... 100 102,354
4.450%, 1/15/43 ..... 488 414,406
NewMarket Corp.
2.700%, 3/18/31 ..... 264 232,369
Newmont Corp.
5.450%, 6/9/44 ...... 50 47,847
NIKE, Inc.
3.250%, 3/27/40 ..... 2,355 1,822,203
NOV, Inc.
3.950%, 12/1/42 ..... 1,008 705,840
Novartis Capital Corp.
3.700%, 9/21/42 ..... 295 238,245
4.400%, 5/6/44 ...... 875 769,856
NVIDIA Corp.
3.500%, 4/1/40 ...... 2,027 1,681,253
Oracle Corp.
6.500%, 4/15/38 ..... 223 238,351
6.125%, 7/8/39 ...... 455 469,156
3.600%, 4/1/40 ...... 2,903 2,262,705
5.375%, 7/15/40 ..... 230 218,212
3.650%, 3/25/41 ..... 200 152,856
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 3.350%, 11/1/29 ..... 350 $ 329,343
Pfizer, Inc.
7.200%, 3/15/39 ..... 445 520,121
Plains All American Pipeline, LP/
PAA Finance Corp.
6.700%, 5/15/36 ..... 100 104,738
6.650%, 1/15/37 ..... 603 634,028
5.150%, 6/1/42 ...... 983 843,817
4.300%, 1/31/43 ..... 1,047 799,732
4.700%, 6/15/44 ..... 119 94,888
Principal Financial Group, Inc.
6.050%, 10/15/36 .... 50 53,500
4.625%, 9/15/42 ..... 385 339,630
Prudential Financial, Inc.
5.700%, 12/14/36, MTN 96 99,982
6.625%, 12/1/37, MTN 218 240,810
PulteGroup, Inc.
7.875%, 6/15/32 ..... 200 226,838
PVH Corp.
4.625%, 7/10/25 ..... 41 41,017
4.125%, 7/16/29 ..... 100 115,233
Quanta Services, Inc.
3.050%, 10/1/41 ..... 335 232,086
Realty Income Corp.
4.000%, 7/15/29 ..... 253 247,351
# 4.850%, 3/15/30 ..... 55 55,649
4.875%, 7/6/30 ...... 275 335,851
5.125%, 7/6/34 ...... 414 515,982
5.875%, 3/15/35 ..... 177 181,521
Reinsurance Group of America,
Inc.
5.750%, 9/15/34 ..... 253 256,355
Roche Holdings, Inc.
Ω 7.000%, 3/1/39 ...... 50 59,217
Royalty Pharma PLC
3.300%, 9/2/40 ...... 1,237 908,573
Simon Property Group, LP
2.200%, 2/1/31 ...... 90 78,728
2.250%, 1/15/32 ..... 232 197,981
4.750%, 9/26/34 ..... 193 184,527
6.750%, 2/1/40 ...... 596 663,241
4.750%, 3/15/42 ..... 191 168,424
Stanley Black & Decker, Inc.
2.300%, 3/15/30 ..... 444 386,607
5.200%, 9/1/40 ...... 545 497,427
Sutter Health
3.161%, 8/15/40 ..... 712 551,950
Tapestry, Inc.
5.500%, 3/11/35 ..... 525 511,304
Texas Instruments, Inc.
3.875%, 3/15/39 ..... 291 255,023

122
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Thermo Fisher Scientific, Inc.
5.404%, 8/10/43 ..... 532 $ 521,456
Timken Co. (The)
4.125%, 5/23/34 ..... 1,168 1,294,365
Travelers Cos., Inc. (The)
6.250%, 6/15/37, MTN 125 136,764
UnitedHealth Group, Inc.
5.700%, 10/15/40 .... 237 237,584
Unum Group
Ω 4.046%, 8/15/41 ..... 1,725 1,366,307
5.750%, 8/15/42 ..... 926 885,529
Valero Energy Corp.
6.625%, 6/15/37 ..... 319 331,249
Verizon Communications, Inc.
4.812%, 3/15/39 ..... 1,337 1,246,895
2.650%, 11/20/40 .... 550 386,628
3.400%, 3/22/41 ..... 1,511 1,152,538
3.850%, 11/1/42 ..... 760 601,505
Viatris , Inc.
3.850%, 6/22/40 ..... 1,943 1,362,610
Visa, Inc.
2.700%, 4/15/40 ..... 1,214 915,254
Voya Financial, Inc.
5.700%, 7/15/43 ..... 385 366,219
W.P. Carey, Inc.
3.850%, 7/15/29 ..... 80 77,379
Walmart, Inc.
5.625%, 4/1/40 ...... 61 64,999
2.500%, 9/22/41 ..... 925 649,193
Walt Disney Co. (The)
6.900%, 8/15/39 ..... 445 510,153
3.500%, 5/13/40 ..... 563 456,172
Wells Fargo & Co.
2.000%, 7/28/25, MTN 515 681,954
Welltower OP LLC
3.850%, 6/15/32 ..... 80 75,038
Western Union Co. (The)
2.750%, 3/15/31 ..... 939 813,548
# 6.200%, 11/17/36 .... 1,108 1,112,562
6.200%, 6/21/40 ..... 152 148,068
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Whirlpool Corp.
5.500%, 3/1/33 ...... 264 $ 241,372
# 5.750%, 3/1/34 ...... 635 585,496
5.150%, 3/1/43, MTN . 100 78,671
TOTAL UNITED STATES ... 136,126,461
TOTAL BONDS ........... 433,967,061
U.S. TREASURY OBLIGATIONS
— (4.3%)
U.S. Treasury Bonds
4.750%, 2/15/45 ...... 36 36,247
U.S. Treasury Notes
USBMMY3M + 0.13%,
FRN, 4.391% 7/31/25(*) 4,985 4,985,089
USBMMY3M + 0.17%,
FRN, 4.436% 10/31/25(*) 5,501 5,502,912
USBMMY3M + 0.25%,
FRN, 4.511% 1/31/26(*) 6,322 6,329,374
USBMMY3M + 0.15%,
FRN, 4.416% 4/30/26(*) 1,481 1,481,269
USBMMY3M + 0.18%,
FRN, 4.448% 7/31/26(*) 2,827 2,829,109
USBMMY3M + 0.21%,
FRN, 4.471% 10/31/26(*) 104 104,094
USBMMY3M + 0.10%,
FRN, 4.364% 1/31/27(*) 132 131,928
TOTAL U.S. TREASURY
OBLIGATIONS ............ 21,400,022
TOTAL INVESTMENT
SECURITIES — ( 99.2% )
(Cost $489,542,832) ....... 497,543,052
Shares Value†
SECURITIES LENDING
COLLATERAL — (0.8%)
@§
The DFA Short Term
Investment Fund ...... 330,422 3,821,328
TOTAL INVESTMENTS
— (100.0%)
(Cost $493,364,160) ....... $ 501,364,380
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2025, the aggregate value of these securities was $45,262,876 which represented 9.8% of the net assets of the Fund.

123
Dimensional Global Sustainability Fixed Income ETF
continued
As of April 30, 2025, Dimensional Global Sustainability Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
CAD 523,090 USD 371,497 Citigroup 05/02/25 $ 7,197
NZD 95,002 USD 54,691 Citigroup 05/06/25 1,695
USD 23,291 NZD 39,016 Citigroup 05/06/25 134
NZD 37,425 USD 21,169 Citigroup 05/06/25 1,044
NZD 53,954 USD 31,015 Citigroup 05/06/25 1,008
NZD 42,915 USD 25,012 Citigroup 05/06/25 459
NZD 78,207 USD 44,174 Citigroup 05/06/25 2,243
NZD 56,560 USD 33,315 Citigroup 05/06/25 255
AUD 604,399 USD 376,805 Citigroup 05/12/25 9,960
AUD 360,548 USD 226,527 Citigroup 05/12/25 4,194
USD 1,422,100 EUR 1,244,172 Citigroup 05/13/25 6,817
CAD 902,645 USD 630,141 Citigroup 05/16/25 23,817
GBP 284,637 USD 363,849 Citigroup 06/20/25 16,411
EUR 336,917 USD 383,025 State Street Bank and Trust 07/03/25 $ 1,507
Total Appreciation $76,741
USD 8,688,710 JPY 1,292,337,645 State Street Bank and Trust 05/01/25 $ (371,425)
USD 2,513,009 CAD 3,571,954 Citigroup 05/02/25 (72,927)
USD 581,787 CAD 839,894 Citigroup 05/02/25 (26,259)
USD 4,451,855 JPY 662,124,389 Citigroup 05/02/25 (190,072)
USD 2,350,409 CAD 3,411,213 State Street Bank and Trust 05/02/25 (119,158)
USD 2,687,462 CAD 3,831,700 State Street Bank and Trust 05/02/25 (86,519)
USD 2,489,331 CAD 3,549,095 State Street Bank and Trust 05/02/25 (80,057)
USD 41,900 NZD 75,020 Citigroup 05/06/25 (2,626)
USD 29,078 NZD 49,874 Citigroup 05/06/25 (523)
USD 53,888 NZD 90,831 Citigroup 05/06/25 (23)
USD 20,934 NZD 36,310 Citigroup 05/06/25 (617)
USD 20,532 NZD 36,643 Citigroup 05/06/25 (1,216)
USD 31,866 NZD 56,726 Citigroup 05/06/25 (1,803)
USD 1,811,560 NZD 3,249,765 State Street Bank and Trust 05/06/25 (117,250)
USD 984,503 CAD 1,363,854 Citigroup 05/07/25 (3,128)
USD 9,997,749 CAD 14,114,238 State Street Bank and Trust 05/07/25 (223,037)
USD 374,711 AUD 594,995 Citigroup 05/12/25 (6,036)
USD 256,866 AUD 408,028 State Street Bank and Trust 05/12/25 (4,238)
USD 11,415,715 AUD 18,170,133 State Street Bank and Trust 05/12/25 (211,657)
USD 1,952,979 EUR 1,783,987 Citigroup 05/13/25 (76,359)
USD 777,585 EUR 684,185 State Street Bank and Trust 05/13/25 (696)
USD 2,659,847 EUR 2,439,261 Citigroup 05/14/25 (115,058)
USD 546,141 EUR 520,439 Citigroup 05/14/25 (45,911)
USD 519,552 EUR 477,809 Citigroup 05/14/25 (24,004)
USD 339,368 EUR 326,662 RBC Dominion Securities 05/14/25 (32,243)
EUR 2,638,621 USD 3,018,438 Citigroup 05/15/25 (16,555)
USD 13,569,202 EUR 13,017,438 State Street Bank and Trust 05/15/25 (1,240,363)
USD 11,258,723 CAD 16,030,704 State Street Bank and Trust 05/16/25 (355,393)
USD 2,482,549 JPY 353,396,501 RBC Dominion Securities 05/29/25 (2,779)
USD 4,642,116 JPY 662,124,389 RBC Dominion Securities 05/29/25 (14,399)
USD 100,860 SEK 1,006,751 Citigroup 05/30/25 (3,705)
USD 9,037,519 JPY 1,292,337,645 State Street Bank and Trust 05/30/25 (52,144)
USD 4,166,728 JPY 600,752,527 State Street Bank and Trust 06/06/25 (62,022)
USD 1,340,207 JPY 194,511,024 State Street Bank and Trust 06/06/25 (28,973)
USD 11,053,368 GBP 8,648,756 State Street Bank and Trust 06/09/25 (500,398)
USD 10,606,075 CAD 14,664,031 Citigroup 06/16/25 (35,053)
USD 683,416 EUR 628,671 Citigroup 06/17/25 (33,337)

124
Dimensional Global Sustainability Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 3,556,334 EUR 3,241,004 State Street Bank and Trust 06/17/25 $ (138,761)
USD 2,299,717 EUR 2,091,269 State Street Bank and Trust 06/17/25 (84,556)
USD 12,218,005 GBP 9,429,177 State Street Bank and Trust 06/20/25 (378,870)
USD 386,202 GBP 299,198 Citigroup 06/27/25 (13,521)
USD 5,314 GBP 4,107 Citigroup 06/27/25 (173)
USD 11,133,652 GBP 8,608,052 State Street Bank and Trust 06/27/25 (366,567)
USD 25,327,031 JPY 3,605,588,610 State Street Bank and Trust 06/27/25 (112,859)
USD 10,646,669 CAD 14,680,766 State Street Bank and Trust 06/30/25 (14,238)
USD 13,806,606 EUR 12,718,686 State Street Bank and Trust 07/03/25 (709,562)
USD 13,623,662 EUR 12,385,285 State Street Bank and Trust 07/08/25 (516,268)
USD 11,117,184 EUR 9,982,696 State Street Bank and Trust 07/11/25 (281,849)
USD 246,626 AUD 385,796 State Street Bank and Trust 07/21/25 (462)
USD 11,388,711 AUD 17,846,252 State Street Bank and Trust 07/21/25 (41,182)
AUD 714,010 USD 457,883 State Street Bank and Trust 07/21/25 (585)
Total (Depreciation) $(6,817,416)
Total Appreciation (Depreciation) $(6,740,675)
Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations .................... $— $42,175,969 $— $42,175,969
Bonds
Australia ............................. — 29,330,560 — 29,330,560
Belgium ............................. — 16,504,101 — 16,504,101
Canada ............................. — 59,299,027 — 59,299,027
Finland .............................. — 3,143,696 — 3,143,696
France .............................. — 21,763,006 — 21,763,006
Germany ............................ — 19,673,953 — 19,673,953
Ireland .............................. — 1,905,650 — 1,905,650
Italy ................................ — 4,646,821 — 4,646,821
Japan ............................... — 51,922,188 — 51,922,188
Luxembourg .......................... — 9,452,923 — 9,452,923
Netherlands .......................... — 4,948,953 — 4,948,953
New Zealand ......................... — 2,853,983 — 2,853,983
Philippines ........................... — 3,117,060 — 3,117,060
Singapore ............................ — 530,890 — 530,890
Spain ............................... — 4,960,341 — 4,960,341
Supranational ......................... — 44,171,776 — 44,171,776
Sweden ............................. — 1,866,031 — 1,866,031
Switzerland ........................... — 238,557 — 238,557
United Kingdom ....................... — 17,511,084 — 17,511,084
United States ......................... — 136,126,461 — 136,126,461
U.S. Treasury Obligations ................. — 21,400,022 — $21,400,022
Securities Lending Collateral ............... — 3,821,328 — 3,821,328
Total Investments ........................ $— $501,364,380 $— $501,364,380

125
Dimensional Global Sustainability Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Financial Instruments
Assets
Forward Currency Contracts** .............. $— $76,741 $— $76,741
Liabilities
Forward Currency Contracts** .............. — (6,817,416) — (6,817,416)
Total Other Financial Instruments ........... $– $(6,740,675) $– $(6,740,675)
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

126
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional US
Sustainability
Core 1 ETF
Dimensional
International
Sustainability
Core 1 ETF
Assets:
Investment Securities at Value (including $ 35,401 and $ 26,939 of securities on loan , respectively ) ............................................................ $ 1,276,659 $ 669,086
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $ 36,393 and
$ 25,159 , respectively ) (Note G) ............................................. 36,393 25,159
Foreign Currencies at Value .................................................. — 428
Cash .................................................................... 4,384 3,377
Receivables:
Investment Securities Sold ................................................. 11 288
Dividends and Interest ..................................................... 640 2,931
Tax Reclaims ............................................................ — 969
Prepaid Expenses and Other Assets ........................................... 9 19
Total Assets ......................................................... 1,318,096 702,257
Liabilities:
Payables:
Investment Securities Purchased ............................................ 1,848 1,325
Upon Return of Securities Loaned ........................................... 36,393 25,159
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 141 110
Administration and Accounting .............................................. 28 8
Custodian ............................................................... 2 19
Trustee ................................................................. 8 2
Total Liabilities ....................................................... 38,420 26,623
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 1,279,676 $ 675,634
Shares Outstanding, No Par Value ............................................. 36,150,000 18,400,000
Net Asset Value, Offering and Redemption price per share .......................... $ 35.40 $ 36.72
Investment Securities at Cost ................................................. $ 1,086,106 $ 548,411
Foreign Currencies at Cost ................................................... $ — $ 427
Net Assets Consist of:
Paid-In Capital ............................................................. $ 1,090,164 $ 571,277
Total Distributable Earnings (Loss) ............................................. 189,512 104,357
Net Assets ............................................................... $ 1,279,676 $ 675,634

127
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2025
( Unaudited )
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets
Sustainability
Core 1 ETF
Dimensional
Global
Sustainability
Fixed Income
ETF
Assets:
Investment Securities at Value (including $ 10,438 and $ 3,662 of securities on loan , respectively ) ............................................................ $ 369,287 $ 497,543
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $ 3,843 and $ 3,821 ,
respectively ) (Note G) ..................................................... 3,843 3,821
Foreign Currencies at Value .................................................. 1,161 288
Cash .................................................................... 874 7,928
Unrealized Appreciation on Forward Foreign Currency Contracts ..................... — 77
Receivables:
Investment Securities Sold ................................................. 192 976
Dividends and Interest ..................................................... 534 4,625
Cash Collateral for ETF Capital Activity ....................................... 23 —
Tax Reclaims ............................................................ 2 —
Prepaid Expenses and Other Assets ........................................... 42 17
Total Assets ......................................................... 375,958 515,275
Liabilities:
Payables:
Investment Securities Purchased ............................................ 256 44,622
Unrealized Depreciation on Forward Foreign Currency Contracts ................... — 6,818
Upon Return of Securities Loaned ........................................... 3,843 3,821
Accrued Foreign Taxes .................................................... 1,506 —
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 96 75
Administration and Accounting .............................................. 4 12
Collateral for ETF Capital Activity ............................................ 23 —
Custodian ............................................................... 49 12
Trustee ................................................................. 1 1
Total Liabilities ....................................................... 5,778 55,361
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................... $ 370,180 $ 459,914
Shares Outstanding, No Par Value ............................................. 10,900,000 8,900,000
Net Asset Value, Offering and Redemption price per share .......................... $ 33.96 $ 51.68
Investment Securities at Cost ................................................. $ 311,369 $ 489,543
Foreign Currencies at Cost ................................................... $ 1,155 $ 285
Net Assets Consist of:
Paid-In Capital ............................................................. $ 329,201 $ 455,049
Total Distributable Earnings (Loss) ............................................. 40,979 4,865
Net Assets ............................................................... $ 370,180 $ 459,914

128
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US
Sustainability
Core 1 ETF
Dimensional
International
Sustainability
Core 1 ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $— and $—, respectively) .................. $ 56 $ 34
Dividends (Net of Foreign Taxes Withheld of $4 and $1,166, respectively) .............. 7,805 8,243
Dividend Income from Affiliated Investments ..................................... 521 420
Income from Securities Lending, Net ........................................... 19 78
Total Investment Income ................................................. 8,401 8,775
Expenses:
Investment Management Fees (Note D) ......................................... 915 589
Administration and Accounting ................................................ 25 17
Custodian ................................................................. 5 34
Filing Fees ................................................................ 11 7
Trustees’ Fees & Expenses .................................................. 1 1
Previously Waived Fees Recovered by Advisor (Note D) ............................ — 38
Other Expenses ............................................................ 23 21
Total Expenses ......................................................... 980 707
Net Investment Income (Loss) ............................................... 7,421 8,068
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................... (17,354) (8,319)
In-Kind Transactions ...................................................... 39,962 —
Futures ................................................................. (68) 48
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ......................... (82,737) 58,355
Net Realized and Unrealized Gain (Loss) ..................................... (60,197) 50,084
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ (52,776) $ 58,152

129
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2025
( Unaudited )
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets
Sustainability
Core 1 ETF
Dimensional
Global
Sustainability
Fixed Income
ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $— and $—, respectively) .................. $ 37 $ 9,264
Dividends (Net of Foreign Taxes Withheld of $361 and $—, respectively) .............. 3,065 —
Dividend Income from Affiliated Investments ..................................... 89 77
Income from Securities Lending, Net ........................................... 191 12
Total Investment Income ................................................. 3,382 9,353
Expenses:
Investment Management Fees (Note D) ......................................... 586 418
Administration and Accounting ................................................ 13 12
Custodian ................................................................. 89 11
Filing Fees ................................................................ 4 7
Trustees’ Fees & Expenses .................................................. 1 1
Previously Waived Fees Recovered by Advisor (Note D) ............................ — 32
Other Expenses ............................................................ 34 21
Total Expenses ......................................................... 727 502
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (41) —
Net Expenses ............................................................. 686 502
Net Investment Income (Loss) ............................................... 2,696 8,851
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................... (5,927)
1
660
Forward Currency Contracts ................................................ — 1,334
Futures ................................................................. (109) —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ......................... 3,828
2
6,715
Forward Currency Contracts ................................................ — (10,090)
Net Realized and Unrealized Gain (Loss) ..................................... (2,208) (1,381)
Net Increase (Decrease) in Net Assets Resulting from Operations. .................. $ 488 $ 7,470
1
Net of foreign capital gain taxes withheld of: ....................................... $ (1) $ —
2
Including foreign capital gain taxes of: ........................................... $ 535 $ —

130
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Sustainability
Core 1 ETF
Dimensional International
Sustainability Core 1 ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 7,421 $ 10,537 $ 8,068 $ 10,382
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (17,354) (17,208) (8,319) (9,400)
In-Kind Transactions ...................... 39,962 7,698 — —
Futures ................................. (68) 78 48 273
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... (82,737) 258,680 58,355 66,413
Change in Net Assets Resulting from
Operations .......................... (52,776) 259,785 58,152 67,668
Distributions:
Total Distributions .......................... (7,530) (9,390) (5,065) (9,065)
Change in Net Assets Resulting from
Distributions ......................... (7,530) (9,390) (5,065) (9,065)
Capital Share Transactions:
Shares Issued ............................. 212,389 434,093 92,386 240,854
Cost of Shares Redeemed ................... (98,858) (15,438) — —
Change in Net Assets Resulting from Capital
Share Transactions ................... 113,531 418,655 92,386 240,854
Change in Net Assets ................... 53,225 669,050 145,473 299,457
Net Assets:
Beginning of Period ......................... 1,226,451 557,401 530,161 230,704
End of Period .............................. $ 1,279,676 $ 1,226,451 $ 675,634 $ 530,161
Share Transactions:
Issued ................................... 5,750 12,950 2,700 7,300
Redeemed ................................ (2,850) (450) — —
Change in Shares ....................... 2,900 12,500 2,700 7,300

131
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets
Sustainability Core 1 ETF
Dimensional Global Sustainability
Fixed Income ETF
Six months
ended
April 30, 2025
Year ended
October 31, 2024
Six months
ended
April 30, 2025
Year ended
October 31, 2024
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 2,696 $ 5,602 $ 8,851 $ 12,685
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (5,927) (8,135) 660 1,220
In-Kind Transactions ...................... — — — 127
Forward Currency Contracts ................ — — 1,334 (2,144)
Futures ................................. (109) 376 — —
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 3,828 47,959 6,715 8,588
Forward Currency Contracts ................ — — (10,090) 2,918
Change in Net Assets Resulting from
Operations .......................... 488 45,802 7,470 23,394
Distributions:
Total Distributions .......................... (2,415) (5,140) (9,595) (10,360)
Change in Net Assets Resulting from
Distributions ......................... (2,415) (5,140) (9,595) (10,360)
Capital Share Transactions:
Shares Issued ............................. 56,580 119,994 90,061 223,011
Cost of Shares Redeemed ................... — — — (5,120)
Change in Net Assets Resulting from Capital
Share Transactions ................... 56,580 119,994 90,061 217,891
Change in Net Assets ................... 54,653 160,656 87,936 230,925
Net Assets:
Beginning of Period ......................... 315,527 154,871 371,978 141,053
End of Period .............................. $ 370,180 $ 315,527 $ 459,914 $ 371,978
Share Transactions:
Issued ................................... 1,700 3,700 1,750 4,350
Redeemed ................................ — — — (100)
Change in Shares ....................... 1,700 3,700 1,750 4,250

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
132
See accompanying Notes to Financial Statements.
Dimensional US Sustainability Core 1 ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Period
November 1,
2022 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ........................................ $ 36.89 $ 26.86 $ 24.97
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................... 0.21 0.39 0.35
Net Gains (Losses) on Securities (Realized and Unrealized) ................... (1.48) 9.99 1.79
Total from Investment Operations ................................... (1.27) 10.38 2.14
Less Distributions:
Net Investment Income ............................................... (0.22) (0.35) (0.25)
Total Distributions ............................................... (0.22) (0.35) (0.25)
Net Asset Value, End of Period ............................................. $ 35.40 $ 36.89 $ 26.86
Total Return at NAV (b) (c) ................................................. (3.49)% 38.74% 8.59%
Total Return at Market (c) (d) ............................................... (3.55)% 38.80% 8.62%
Net Assets, End of Year (thousands) ......................................... $ 1,279,676 $ 1,226,451 $ 557,401
Ratio of Expenses to Average Net Assets (e) ................................... 0.15% 0.17% 0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) ..... 0.15% 0.17% 0.20%
Ratio of Net Investment Income to Average Net Assets (e) ........................ 1.14% 1.14% 1.26%
Portfolio Turnover Rate (c) (f) ............................................... 3% 5% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
133
See accompanying Notes to Financial Statements.
Dimensional International Sustainability Core
1 ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Period
November 1,
2022 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ........................................ $ 33.77 $ 27.46 $ 25.17
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................... 0.46 0.86 0.78
Net Gains (Losses) on Securities (Realized and Unrealized) ................... 2.78 6.19 2.08
Total from Investment Operations ................................... 3.24 7.05 2.86
Less Distributions:
Net Investment Income ............................................... (0.29) (0.74) (0.57)
Total Distributions ............................................... (0.29) (0.74) (0.57)
Net Asset Value, End of Period ............................................. $ 36.72 $ 33.77 $ 27.46
Total Return at NAV (b) (c) ................................................. 9.67% 25.73% 11.23%
Total Return at Market (c) (d) ............................................... 9.32% 25.13% 12.06%
Net Assets, End of Year (thousands) ......................................... $ 675,634 $ 530,161 $ 230,704
Ratio of Expenses to Average Net Assets (e) ................................... 0.24% 0.24% 0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) ..... 0.24% 0.24% 0.31%
Ratio of Net Investment Income to Average Net Assets (e) ........................ 2.74% 2.59% 2.65%
Portfolio Turnover Rate (c) (f) ............................................... 6% 11% 15%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
134
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets Sustainability
Core 1 ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Period
November 1,
2022 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ........................................ $ 34.30 $ 28.16 $ 25.54
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................... 0.26 0.76 0.77
Net Gains (Losses) on Securities (Realized and Unrealized) ................... (0.35) 6.03 2.46
Total from Investment Operations ................................... (0.09) 6.79 3.23
Less Distributions:
Net Investment Income ............................................... (0.25) (0.65) (0.61)
Total Distributions ............................................... (0.25) (0.65) (0.61)
Net Asset Value, End of Period ............................................. $ 33.96 $ 34.30 $ 28.16
Total Return at NAV (b) (c) ................................................. (0.25)% 24.21% 12.54%
Total Return at Market (c) (d) ............................................... (0.39)% 23.67% 12.91%
Net Assets, End of Year (thousands) ......................................... $ 370,180 $ 315,527 $ 154,871
Ratio of Expenses to Average Net Assets (e) ................................... 0.41% 0.41% 0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) ..... 0.43% 0.47% 0.59%
Ratio of Net Investment Income to Average Net Assets (e) ........................ 1.61% 2.33% 2.62%
Portfolio Turnover Rate (c) (f) ............................................... 7% 11% 22%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
135
See accompanying Notes to Financial Statements.
Dimensional Global Sustainability Fixed
Income ETF
Six months
ended
April 30, 2025
Year
ended
October 31, 2024
Period
November 15,
2022 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ........................................ $ 52.02 $ 48.64 $ 50.10
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................... 1.08 2.33 2.13
Net Gains (Losses) on Securities (Realized and Unrealized) ................... (0.18) 3.29 (1.82)
Total from Investment Operations ................................... 0.90 5.62 0.31
Less Distributions:
Net Investment Income ............................................... (1.24) (2.24) (1.77)
Total Distributions ............................................... (1.24) (2.24) (1.77)
Net Asset Value, End of Period ............................................. $ 51.68 $ 52.02 $ 48.64
Total Return at NAV (b) (c) ................................................. 1.74% 11.76% 0.56%
Total Return at Market (c) (d) ............................................... 1.72% 11.81% 0.68%
Net Assets, End of Year (thousands) ......................................... $ 459,914 $ 371,978 $ 141,053
Ratio of Expenses to Average Net Assets (e) ................................... 0.24% 0.24% 0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) ..... 0.24% 0.24% 0.30%
Ratio of Net Investment Income to Average Net Assets (e) ........................ 4.23% 4.51% 4.38%
Portfolio Turnover Rate (c) (f) ............................................... 8% 27% 37%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year.
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e) Annualized for periods less than one year.
(f) Excludes impact of in-kind transactions

DIMENSIONAL ETF TRUST
Notes to Financial Statements
(Unaudited)
136
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of April 30, 2025, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’
distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fund Short Name
Dimensional US Sustainability Core 1 ETF US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF Global Sustainability Fixed Income ETF

137
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-
end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the International Sustainability Core 1 ETF, Emerging Markets Sustainability Core 1 ETF,
and Global Sustainability Fixed Income ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed

138
on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
3.
Foreign Currency Translations
The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “Change in Unrealized Appreciation
(Depreciation) on Investment Securities and Foreign Currency Translations” on the Statements of Operations. Any
realized gains or losses from these fluctuations are included in “Net Realized Gain (Loss) from Investment Securities
Sold and Foreign Currency Transactions” on the Statements of Operations.
4.
To-Be-Announced (TBA) Commitments
To-Be-Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by the Advisor using evaluations from an independent pricing service based on the characteristics of the securities to be delivered or received.

139
5.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
6.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly except for the Global Sustainability Fixed Income ETF, which intends to distribute dividends to shareholders monthly. The Funds intend to distribute net realized capital gains to shareholders, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
7.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
8.
Other
Discount and premium on debt securities purchased are amortized, using the effective interest method.
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Markets Sustainability Core 1 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

140
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
C. Derivative Instruments
All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statements of Operations as the “Change in Unrealized Appreciation (Depreciation) on Forward Currency Contracts”. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a “Net Realized Gain (Loss) from Forward Currency Contracts”. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as
“Futures Margin Variation”. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements.
The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amounts in thousands):
* Average amount of Currency Purchased/Sold in USD.
** Average Notional Value of futures contracts.
Forward
Currency
Contracts * Futures **
Emerging Markets Sustainability Core 1 ETF ................................................ $— $919
Global Sustainability Fixed Income ETF ........................................................ 110,291 —

141
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2025 (amounts in thousands):
(1) Presented on Statements of Assets and Liabilities as Unrealized Appreciation on: Forward Foreign Currency Contracts.
(2) Presented on Statements of Assets and Liabilities as Unrealized Depreciation on: Forward Foreign Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2025 (amounts in thousands):
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2) Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(3) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
Asset Liability
Unrealized
Appreciation
on Forward
Currency
Contracts (1)
Unrealized
Depreciation
on Forward
Currency
Contracts (2)
Currency Rate Risk Exposure: – –
Global Sustainability Fixed Income ETF .......................... $77 $6,818
Realized
Gain (Loss)
from:
Futures (1)
Equity Risk Exposure: –
US Sustainability Core 1 ETF ........................................................... $ (68)
International Sustainability Core 1 ETF ................................................... 48
Emerging Markets Sustainability Core 1 ETF .............................................. (109)
Realized Gain
(Loss) from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Forward
Currency
Contracts (2)
Forward
Currency
Contracts (3)
Currency Rate Risk Exposure:
Global Sustainability Fixed Income ETF ............................ $1,334 $(10,090)

142
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of April 30, 2025, the Funds’ derivative assets and liabilities (by type) were as follows (amounts in thousands):
The following tables present the Funds’ derivative assets and liabilities as of April 30, 2025 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund
(amounts in thousands):
(a) The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
(b) The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
Global Sustainability Fixed Income
ETF
Assets Liabilities
Derivative Financial Instruments :
Forward currency contracts.…………...…………………………………….. $77 $6,818
Total derivative assets and liabilities in the Statement of Assets and
Liabilities………………………………………………………………………….. 77 6,818
Derivative asset and liabilities not subject to a master netting a greement or similar agreement ( “ MNA” ) ………………………………………………….. — —
Total assets and liabilities subject to a n MNA………………………………… $77 $6,818
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
(a)
Cash
Collateral
Received
(a)
Net
Amount of
Derivative
Assets
Global Sustainability
Fixed Income ETF
Citigroup ....................... $75 $(75) $— $— $—
State Street Bank and
Trust Company ............ 2 (2) — — —
$77 $(77) $— $— $—
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net
Amount of
Derivative
Liabilities
Global Sustainability
Fixed Income ETF
Citigroup ....................... $669 $(75) $— $— $594
State Street Bank and Trust
Company ...................... 6,100 (2) — — 6,098
RBC Dominion
Securities ..................... 49 — — — 49
$6,818 $(77) $— $— $6,741

143
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the
Advisor, serve as Sub-Advisors for the International Funds and are paid by the Advisor pursuant to separate sub-
advisory agreements.
For the six months ended April 30, 2025, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has
contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds. For each
Fund, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the
Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense Limitation
Amount”). The Fee Waiver Agreement will remain in effect through February 28, 2026, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the six months ended April 30, 2025, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF
Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the
Fund. The waived fees/assumed expenses during the six months ended April 30, 2025, recovered previously waived fees/assumed expenses during the six months ended April 30, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Management
Fee
US Sustainability Core 1 ETF ................................................................................ 0.14%
International Sustainability Core 1 ETF ..................................................................... 0.20%
Emerging Markets Sustainability Core 1 ETF .............................................................. 0.35%
Global Sustainability Fixed Income ETF .................................................................... 0.20%
Expense
Limitation
Amount
Waived
Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
US Sustainability Core 1 ETF ...................................................... 0.18% $— $—
International Sustainability Core 1 ETF ....................................... 0.24% — 38
Emerging Markets Sustainability Core 1 ETF .............................. 0.41% 41 —
Global Sustainability Fixed Income ETF ...................................... 0.24% — 32

144
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets.
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO) receive no compensation from the Trust. For the six months ended
April 30, 2025, the total related amount paid by the Trust to the CCO was $53 (in thousands). The total related amounts paid by each of the Funds are included in “Other Expenses” on the Statements of Operations.
E. Deferred Compensation
As of April 30, 2025, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows (amounts in thousands):
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated
Previously Waived Fees/Assumed Expenses Subject to Future
Recovery
Expiring
10/31/2025 10/31/2026 10/31/2027 04/30/2028 Total
US Sustainability Core 1 ETF ................ $— $— $— $— $—
International Sustainability Core 1 ETF . — 63 17 — 80
Emerging Markets Sustainability Core 1
ETF ........................................................ — 229 143 41 413
Global Sustainability Fixed Income ETF — 8 — — 8
Total
US Sustainability Core 1 ETF ......................................................................................... $ 2
International Sustainability Core 1 ETF .............................................................................. 1
Emerging Markets Sustainability Core 1 ETF ....................................................................... 1
Global Sustainability Fixed Income ETF ............................................................................. 1

145
net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above.
These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023 and
October 31, 2024, were as follows (amounts in thousands):
As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Sustainability Core 1 ETF
2023 ..................................................  $3,708  $–  $3,708
2024 ..................................................  9,390  –  9,390
International Sustainability Core 1 ETF
2023 ..................................................  3,862  –  3,862
2024 ..................................................  9,065  –  9,065
Emerging Markets Sustainability Core 1 ETF
2023 .................................................. 2,972 – 2,972
2024 ..................................................  5,140  –  5,140
Global Sustainability Fixed Income ETF
2023 ..................................................  4,288  –  4,288
2024 ..................................................  10,360  –  10,360
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital
Gains Total
US Sustainability Core 1 ETF ................................... $ 125 $ — $ 125
Global Sustainability Fixed Income ETF .......................... 34 — 34
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Sustainability Core 1 ETF .......
$1,685 $— $(25,200) $273,334 $249,819
International Sustainability Core 1 ETF
 2,105  —  (13,234)  62,400  51,271
Emerging Markets Sustainability Core 1
ETF ...........................
 1,123  —  (10,470)  52,253  42,906
Global Sustainability Fixed Income ETF
 6,063  —  (480)  1,406  6,989

146
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2024, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the year ended October 31, 2024, the following Funds used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
G. Securities Lending
As of April 30, 2025, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Total
US Sustainability Core 1 ETF ......................................................... $ 25,200
International Sustainability Core 1 ETF ................................................. 13,234
Emerging Markets Sustainability Core 1 ETF ............................................ 10,470
Global Sustainability Fixed Income ETF ................................................ 480
Total
Global Sustainability Fixed Income ETF ............................................................................. $ 770
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Sustainability Core 1 ETF ............ $ 1,122,454 $ 228,882 $ (38,284) $ 190,598
International Sustainability Core 1 ETF .... 573,631 134,809 (14,194) 120,615
Emerging Markets Sustainability Core 1 ETF 315,549 71,690 (14,109) 57,581
Global Sustainability Fixed Income ETF ... 496,761 11,090 (6,487) 4,603
Non-Cash
Collateral
Market
Value
International Sustainability Core 1 ETF ........................................................................ $ 2,979
Emerging Markets Sustainability Core 1 ETF ................................................................. 7,460

147
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the six months ended April 30, 2025, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2025, cross trades by the Funds under Rule 17a-7 were as follows (amounts
in thousands):
For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
Purchases Sales
Realized
Gain (Loss)
US Sustainability Core 1 ETF ......................................................... $ 17,015 $ 6,325 $ (2,801)
International Sustainability Core 1 ETF .......................................... 3,453 4,304 (1,520)
Emerging Markets Sustainability Core 1 ETF ................................. 132 34 (9)

148
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended April 30, 2025 were as follows (amounts in thousands):
In-kind transactions for the six months ended April 30, 2025 were as follows (amounts in thousands):
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
Balance at
October 31,
2024
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance
at April
30, 2025
Shares as
of April 30,
2025
Dividend
Income
Capital Gains
Distributions
US Sustainability Core 1 ETF
The DFA Short Term
Investment Fund $19,142 $77,374 $60,123 $— $— $36,393 3,147 $521 $—
Total $19,142 $77,374 $60,123 $— $— $36,393 $521 $—
International Sustainability
Core 1 ETF
The DFA Short Term
Investment Fund $11,730 $96,801 $83,372 $— $— $25,159 2,175 $420 $—
Total $11,730 $96,801 $83,372 $— $— $25,159 $420 $—
Emerging Markets
Sustainability Core 1 ETF
The DFA Short Term
Investment Fund $2,046 $21,792 $19,995 $— $— $3,843 332 $89 $—
Total $2,046 $21,792 $19,995 $— $— $3,843 $89 $—
Global Sustainability Fixed
Income ETF
The DFA Short Term
Investment Fund $851 $17,742 $14,772 $— $— $3,821 330 $77 $—
Total $851 $17,742 $14,772 $— $— $3,821 $77 $—
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
US Sustainability Core 1 ETF ............. $– $– $ 110,781 $ 42,341
International Sustainability Core 1 ETF ..... – – 43,581 34,099
Emerging Markets Sustainability Core 1 ETF – – 72,359 23,132
Global Sustainability Fixed Income ETF .... 3,622 10,015 73,090 28,805
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
US Sustainability Core 1 ETF ............ $ – $ – $ 140,639 $ 96,677
International Sustainability Core 1 ETF .... – – 83,032 –
Emerging Markets Sustainability Core 1 ETF – – 6,779 –
Global Sustainability Fixed Income ETF ... 7, 793 – 60,349 –

149
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF
Capital Activity” on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through
December 26, 2024. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.

150
For the six months ended April 30, 2025, borrowings by the following Fund under the line of credit were as follows
(amounts in thousands, except percentages and days):
* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025, that the Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the six months ended April 30, 2025.
M. Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Funds’ CODM. Each
Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole.
Each Fund’s long-term strategic asset allocation is executed by its portfolio management team and guided by each
Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus.
The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s
Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –
Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December
15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU
2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding*
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Year
Outstanding
Borrowings as
of 04/30/2025
US Sustainability Core 1
ETF ................................ 5.08% $250 1 $— $250 $—

151
O. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
P. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

152
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

153
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

154
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and
Trustees section of the Notes to Financial Statements above.

155
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Board of Trustees of Dimensional
ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio
(collectively, the “Funds”) and a Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. or DFA Australia
Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on November 1, 2024, the
Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial
Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent
Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge
Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each
Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund;
(iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance.
The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge
Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis

156
provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the
Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043025-019S

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.
(b)	Not applicable.
ITEM 19.	EXHIBITS.

(a)(1)	This item is not applicable.
(a)(2)	This item is not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(4)	This item is not applicable.
(a)(5)	This item is not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional ETF Trust

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 7, 2025

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date:	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	July 7, 2025

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	July 7, 2025

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional ETF Trust

Date:	July 7, 2025